================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3258

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact name of registrant as specified in charter)

               6300 Bee Cave Road, Building One, Austin, TX 78746
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
               6300 Bee Cave Road, Building One, Austin, TX 78746
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011
================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2011

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................   3
      Management's Discussion and Analysis..............................  13
      Disclosure of Fund Expenses.......................................  26
      Disclosure of Portfolio Holdings..................................  31
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  34
          U.S. Large Cap Value Portfolio................................  38
          U.S. Targeted Value Portfolio.................................  39
          U.S. Small Cap Value Portfolio................................  42
          U.S. Core Equity 1 Portfolio..................................  45
          U.S. Core Equity 2 Portfolio..................................  48
          U.S. Vector Equity Portfolio..................................  51
          U.S. Small Cap Portfolio......................................  54
          U.S. Micro Cap Portfolio......................................  57
          DFA Real Estate Securities Portfolio..........................  60
          Large Cap International Portfolio.............................  62
          International Core Equity Portfolio...........................  66
          International Small Company Portfolio.........................  71
          Japanese Small Company Portfolio..............................  72
          Asia Pacific Small Company Portfolio..........................  72
          United Kingdom Small Company Portfolio........................  73
          Continental Small Company Portfolio...........................  73
          DFA International Real Estate Securities Portfolio............  74
          DFA Global Real Estate Securities Portfolio...................  77
          DFA International Small Cap Value Portfolio...................  78
          International Vector Equity Portfolio.........................  82
          World ex U.S. Value Portfolio.................................  86
          Emerging Markets Portfolio....................................  87
          Emerging Markets Small Cap Portfolio..........................  87
          Emerging Markets Value Portfolio..............................  88
          Emerging Markets Core Equity Portfolio........................  89
      Statements of Assets and Liabilities..............................  93
      Statements of Operations.......................................... 100
      Statements of Changes in Net Assets............................... 107
      Financial Highlights.............................................. 116
      Notes to Financial Statements..................................... 132
      Report of Independent Registered Public Accounting Firm........... 159

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                          ----
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Performance Chart.................................................... 160
    Management's Discussion and Analysis................................. 161
    Consolidated Disclosure of Fund Expenses............................. 162
    Consolidated Disclosure of Portfolio Holdings........................ 163
    Consolidated Schedule of Investments................................. 164
    Consolidated Statement of Assets and Liabilities..................... 170
    Consolidated Statement of Operations................................. 171
    Consolidated Statement of Changes in Net Assets...................... 172
    Consolidated Financial Highlights.................................... 173
    Consolidated Notes to Financial Statements........................... 174
    Report of Independent Registered Public Accounting Firm.............. 186
 DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts................................................... 187
    Management's Discussion and Analysis................................. 188
    Disclosure of Fund Expenses.......................................... 192
    Disclosure of Portfolio Holdings..................................... 194
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 195
        U.S. Large Company Portfolio..................................... 196
    Statements of Assets and Liabilities................................. 199
    Statements of Operations............................................. 200
    Statements of Changes in Net Assets.................................. 201
    Financial Highlights................................................. 202
    Notes to Financial Statements........................................ 204
    Report of Independent Registered Public Accounting Firm.............. 216
 THE DFA INVESTMENT TRUST COMPANY
    Performance Charts................................................... 217
    Management's Discussion and Analysis................................. 220
    Disclosure of Fund Expenses.......................................... 226
    Disclosure of Portfolio Holdings..................................... 228
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 230
        The DFA International Value Series............................... 233
        The Japanese Small Company Series................................ 237
        The Asia Pacific Small Company Series............................ 240
        The United Kingdom Small Company Series.......................... 243
        The Continental Small Company Series............................. 246
        The Canadian Small Company Series................................ 250
        The Emerging Markets Series...................................... 253
        The Emerging Markets Small Cap Series............................ 257
    Statements of Assets and Liabilities................................. 261
    Statements of Operations............................................. 263
    Statements of Changes in Net Assets.................................. 265
    Financial Highlights................................................. 268
    Notes to Financial Statements........................................ 273
    Report of Independent Registered Public Accounting Firm.............. 283

TABLE OF CONTENTS
CONTINUED

                                                            PAGE
                                                            ----
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Performance Chart....................................... 284
   Management's Discussion and Analysis.................... 285
   Disclosure of Fund Expenses............................. 287
   Disclosure of Portfolio Holdings........................ 288
   Summary Schedule of Portfolio Holdings.................. 289
   Statement of Assets and Liabilities..................... 293
   Statement of Operations................................. 294
   Statements of Changes in Net Assets..................... 295
   Financial Highlights.................................... 296
   Notes to Financial Statements........................... 297
   Report of Independent Registered Public Accounting Firm. 305
FUND MANAGEMENT............................................ 306
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................ 315
NOTICE TO SHAREHOLDERS..................................... 316

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

  ADR       American Depositary Receipt
  FHLMC     Federal Home Loan Mortgage Association
  FNMA      Federal National Mortgage Association
  GDR       Global Depositary Receipt
  P.L.C.    Public Limited Company
  REIT      Real Estate Investment Trust
  SPDR      Standard & Poor's Depository Receipts

Investment Footnotes

  +         See Note B to Financial Statements.
  ++        Securities have generally been fair valued. See Note B to
            Financial Statements.
  **        Calculated as a percentage of total net assets. Percentages shown parenthetically next to the
            category headings have been calculated as a percentage of
            total investments. "Other Securities"
            are those securities that are not among the top 50 holdings of the Fund or do not represent more
            than 1.0% of the net assets of the Fund. Some of the individual securities within this category may
            include Total or Partial Securities on Loan and/or Non-Income
            Producing Securities.
  *         Non-Income Producing Securities.
  #         Total or Partial Securities on Loan.
  ^         Denominated in local currency or the Euro, unless otherwise noted.
  @         Security purchased with cash proceeds from Securities on Loan.
  (r)       The adjustable rate shown is effective as of October 31, 2011.
  (y)       The rate shown is the effective yield.
  (g)       Face Amount denominated in British Pounds.
  (c)       Face Amount denominated in Canadian Dollars.
  (e)       Face Amount denominated in Euro.
  (u)       Face Amount denominated in United States Dollars.
  ^^        Security segregated as collateral for the Open Futures Contracts.
  @@        Security segregated as collateral for Swap Agreements.
  (S)       Affiliated Fund.

 DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
 CONTINUED

 FINANCIAL HIGHLIGHTS

   (A)    Computed using average shares outstanding.
   (B)    Annualized
   (C)    Non-Annualized
   (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
          Master Fund(s).
   (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

 ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

   --     Amounts designated as -- are either zero or rounded to zero.
   RIC    Registered Investment Company
   SEC    Securities and Exchange Commission
   (a)    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                          Enhanced U.S. Large
                                ROUNDED   Company Portfolio-   S&P 500
                               E500 - 76  Institutional Class   INDEX
10/31/2001                     ---------- ------------------- ---------
10/01                          10/31/2001      10,000.00      10,000.00
                               11/30/2001      10,747.89      10,767.06
                               12/31/2001      10,844.39      10,861.39
                                1/31/2002      10,687.58      10,702.88
                                2/28/2002      10,494.57      10,496.48
                                3/31/2002      10,824.08      10,891.24
                                4/30/2002      10,217.35      10,230.93
                                5/31/2002      10,156.68      10,155.55
                                6/30/2002       9,466.70       9,432.08
                                7/31/2002       8,783.54       8,696.90
                                8/31/2002       8,856.74       8,754.00
                                9/30/2002       7,902.35       7,802.62
                               10/31/2002       8,614.05       8,489.37
                               11/30/2002       9,092.61       8,989.05
2003                           12/31/2002       8,589.12       8,460.85
                                1/31/2003       8,366.99       8,239.18
                                2/28/2003       8,255.92       8,115.59
                                3/31/2003       8,330.47       8,194.39
                                4/30/2003       9,024.67       8,869.36
                                5/31/2003       9,520.53       9,336.69
                                6/30/2003       9,633.01       9,456.20
                                7/31/2003       9,757.31       9,622.91
                                8/31/2003       9,943.75       9,810.56
                                9/30/2003       9,880.99       9,706.37
                               10/31/2003      10,404.32      10,255.46
                               11/30/2003      10,491.54      10,345.71
2004                           12/31/2003      11,067.68      10,888.24
                                1/31/2004      11,267.55      11,088.09
                                2/29/2004      11,442.43      11,242.21
                                3/31/2004      11,281.00      11,072.57
                                4/30/2004      11,030.59      10,898.73
                                5/31/2004      11,168.32      11,048.26
                                6/30/2004      11,366.10      11,263.03
                                7/31/2004      11,001.88      10,890.23
                                8/31/2004      11,077.24      10,934.12
                                9/30/2004      11,187.68      11,052.53
                               10/31/2004      11,364.06      11,221.41
                               11/30/2004      11,779.82      11,675.43
2005                           12/31/2004      12,178.76      12,072.75
                                1/31/2005      11,860.28      11,778.48
                                2/28/2005      12,089.59      12,026.29
                                3/31/2005      11,847.54      11,813.31
                                4/30/2005      11,643.71      11,589.21
                                5/31/2005      12,013.15      11,957.98
                                6/30/2005      12,025.81      11,974.96
                                7/31/2005      12,421.56      12,420.43
                                8/31/2005      12,332.20      12,307.15
                                9/30/2005      12,408.56      12,406.84
                               10/31/2005      12,151.65      12,200.02
                               11/30/2005      12,614.09      12,661.42
2006                           12/31/2005      12,614.97      12,665.86
                                1/31/2006      12,953.81      13,001.25
                                2/28/2006      12,953.81      13,036.48
                                3/31/2006      13,115.98      13,198.78
                                4/30/2006      13,272.91      13,376.04
                                5/31/2006      12,880.60      12,991.08
                                6/30/2006      12,893.68      13,008.75
                                7/31/2006      12,972.14      13,089.01
                                8/31/2006      13,272.91      13,400.44
                                9/30/2006      13,612.90      13,745.77
                               10/31/2006      14,044.43      14,193.75
                               11/30/2006      14,319.05      14,463.71
2007                           12/31/2006      14,510.63      14,666.60
                                1/31/2007      14,716.55      14,888.41
                                2/28/2007      14,428.26      14,597.21
                                3/31/2007      14,593.00      14,760.48
                                4/30/2007      15,224.49      15,414.30
                                5/31/2007      15,746.16      15,952.18
                                6/30/2007      15,471.60      15,687.17
                                7/31/2007      15,004.84      15,200.79
                                8/31/2007      15,210.76      15,428.65
                                9/30/2007      15,776.49      16,005.68
                               10/31/2007      16,029.59      16,260.33
                               11/30/2007      15,354.66      15,580.49
2008                           12/31/2007      15,245.82      15,472.36
                                1/31/2008      14,290.07      14,544.02
                                2/29/2008      13,827.61      14,071.48
                                3/31/2008      13,765.94      14,010.69
                                4/30/2008      14,413.39      14,693.01
                                5/31/2008      14,613.79      14,884.02
                                6/30/2008      13,372.39      13,629.30
                                7/31/2008      13,263.29      13,514.68
                                8/31/2008      13,465.91      13,710.10
                                9/30/2008      12,226.06      12,488.39
                               10/31/2008      10,141.36      10,390.97
                               11/30/2008       9,451.69       9,645.41
2009                           12/31/2008       9,562.64       9,748.04
                                1/31/2009       8,761.40       8,926.41
                                2/28/2009       7,803.39       7,975.93
                                3/31/2009       8,513.91       8,674.58
                                4/30/2009       9,353.06       9,504.83
                                5/31/2009       9,912.50      10,036.43
                                6/30/2009       9,947.46      10,056.30
                                7/31/2009      10,734.17      10,816.94
                                8/31/2009      11,153.74      11,207.43
                                9/30/2009      11,592.11      11,625.69
                               10/31/2009      11,381.34      11,409.72
                               11/30/2009      12,101.46      12,094.07
2010                           12/31/2009      12,309.57      12,327.73
                                1/31/2010      11,886.32      11,884.30
                                2/28/2010      12,274.30      12,252.44
                                3/31/2010      12,997.35      12,991.80
                                4/30/2010      13,208.98      13,196.90
                                5/31/2010      12,168.49      12,143.13
                                6/30/2010      11,543.02      11,507.46
                                7/31/2010      12,357.41      12,313.71
                                8/31/2010      11,808.58      11,757.82
                                9/30/2010      12,864.84      12,807.13
                               10/31/2010      13,361.69      13,294.43
                               11/30/2010      13,343.94      13,296.13
2011                           12/31/2010      14,237.00      14,184.73
                                1/31/2011      14,592.48      14,520.92
                                2/28/2011      15,072.38      15,018.39
                                3/31/2011      15,072.38      15,024.36
                                4/30/2011      15,552.28      15,469.30
                                5/31/2011      15,410.08      15,294.21
                                6/30/2011      15,143.47      15,039.27
                                7/31/2011      14,859.09      14,733.46
                                8/31/2011      14,041.48      13,933.12
                                9/30/2011      13,046.14      12,953.65
10/11                          10/31/2011      14,485.83      14,369.39

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       8.41% 0.62% 3.78%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Large Cap
                                   ROUNDED    Value Portfolio-   RUSSELL 1000
                                  LBKF - 35  Institutional Class VALUE INDEX
                                  ---------- ------------------- ------------
   10/01                          10/31/2001      10,000.00       10,000.00
                                  11/30/2001      10,941.33       10,581.00
                                  12/31/2001      11,196.96       10,830.71
                                   1/31/2002      11,313.21       10,747.32
                                   2/28/2002      11,458.53       10,764.51
                                   3/31/2002      11,935.16       11,273.67
                                   4/30/2002      11,826.00       10,886.99
                                   5/31/2002      11,898.78       10,941.42
                                   6/30/2002      11,174.87       10,313.38
                                   7/31/2002       9,934.03        9,354.24
                                   8/31/2002      10,094.61        9,424.39
                                   9/30/2002       8,970.72        8,376.40
                                  10/31/2002       9,322.23        8,997.09
                                  11/30/2002       9,981.30        9,563.91
   2003                           12/31/2002       9,526.91        9,148.84
                                   1/31/2003       9,306.03        8,927.43
                                   2/28/2003       9,033.63        8,689.07
                                   3/31/2003       8,991.25        8,703.84
                                   4/30/2003       9,818.03        9,469.78
                                   5/31/2003      10,475.02       10,081.53
                                   6/30/2003      10,587.70       10,207.55
                                   7/31/2003      10,854.25       10,359.64
                                   8/31/2003      11,239.26       10,521.25
                                   9/30/2003      10,992.35       10,418.14
                                  10/31/2003      11,727.65       11,055.73
                                  11/30/2003      11,987.60       11,206.09
   2004                           12/31/2003      12,806.42       11,896.39
                                   1/31/2004      13,022.84       12,105.76
                                   2/29/2004      13,358.67       12,364.83
                                   3/31/2004      13,304.88       12,256.02
                                   4/30/2004      13,080.64       11,956.97
                                   5/31/2004      13,155.39       12,078.93
                                   6/30/2004      13,548.13       12,363.99
                                   7/31/2004      13,105.77       12,189.66
                                   8/31/2004      13,105.77       12,362.75
                                   9/30/2004      13,509.81       12,554.38
                                  10/31/2004      13,667.69       12,762.78
                                  11/30/2004      14,562.33       13,408.58
   2005                           12/31/2004      15,142.95       13,857.76
                                   1/31/2005      14,765.32       13,611.10
                                   2/28/2005      15,210.92       14,061.62
                                   3/31/2005      15,171.11       13,868.98
                                   4/30/2005      14,649.27       13,620.72
                                   5/31/2005      15,276.99       13,948.73
                                   6/30/2005      15,587.68       14,101.26
                                   7/31/2005      16,361.00       14,509.24
                                   8/31/2005      16,224.54       14,446.19
                                   9/30/2005      16,475.04       14,649.02
                                  10/31/2005      16,034.09       14,276.97
                                  11/30/2005      16,672.71       14,743.83
   2006                           12/31/2005      16,693.71       14,831.90
                                   1/31/2006      17,484.26       15,407.84
                                   2/28/2006      17,422.86       15,501.93
                                   3/31/2006      17,729.13       15,711.91
                                   4/30/2006      18,228.87       16,111.25
                                   5/31/2006      17,890.58       15,704.27
                                   6/30/2006      18,045.83       15,804.62
                                   7/31/2006      17,783.40       16,188.89
                                   8/31/2006      18,068.99       16,459.82
                                   9/30/2006      18,568.54       16,787.77
                                  10/31/2006      19,304.16       17,337.39
                                  11/30/2006      19,668.10       17,733.15
   2007                           12/31/2006      20,063.25       18,131.24
                                   1/31/2007      20,643.29       18,363.12
                                   2/28/2007      20,333.41       18,076.84
                                   3/31/2007      20,466.63       18,356.32
                                   4/30/2007      21,334.33       19,034.63
                                   5/31/2007      22,210.00       19,721.20
                                   6/30/2007      21,849.16       19,260.39
                                   7/31/2007      20,492.07       18,369.72
                                   8/31/2007      20,100.91       18,575.56
                                   9/30/2007      20,620.41       19,213.59
                                  10/31/2007      20,732.52       19,215.71
                                  11/30/2007      19,571.37       18,276.56
   2008                           12/31/2007      19,508.52       18,099.83
                                   1/31/2008      18,760.14       17,374.87
                                   2/29/2008      18,179.92       16,646.90
                                   3/31/2008      18,010.07       16,522.05
                                   4/30/2008      19,139.92       17,327.43
                                   5/31/2008      19,595.23       17,299.93
                                   6/30/2008      17,447.77       15,643.96
                                   7/31/2008      17,253.06       15,587.48
                                   8/31/2008      17,591.69       15,852.47
                                   9/30/2008      16,009.28       14,687.77
                                  10/31/2008      12,402.52       12,145.13
                                  11/30/2008      11,186.08       11,274.22
   2009                           12/31/2008      11,549.08       11,430.71
                                   1/31/2009      10,179.73       10,116.29
                                   2/28/2009       8,750.09        8,764.65
                                   3/31/2009       9,610.41        9,514.06
                                   4/30/2009      11,165.55       10,533.88
                                   5/31/2009      12,021.75       11,185.26
                                   6/30/2009      11,876.22       11,102.66
                                   7/31/2009      12,995.62       12,011.43
                                   8/31/2009      13,878.91       12,639.69
                                   9/30/2009      14,483.20       13,128.03
                                  10/31/2009      13,860.74       12,726.25
                                  11/30/2009      14,641.01       13,443.54
   2010                           12/31/2009      15,035.68       13,681.45
                                   1/31/2010      14,683.14       13,296.67
                                   2/28/2010      15,317.71       13,716.38
                                   3/31/2010      16,512.42       14,609.32
                                   4/30/2010      17,033.67       14,987.35
                                   5/31/2010      15,575.92       13,755.45
                                   6/30/2010      14,398.05       12,981.10
                                   7/31/2010      15,524.00       13,859.89
                                   8/31/2010      14,575.36       13,266.83
                                   9/30/2010      16,003.61       14,296.12
                                  10/31/2010      16,593.03       14,725.09
                                  11/30/2010      16,468.00       14,647.16
   2011                           12/31/2010      18,068.89       15,802.89
                                   1/31/2011      18,652.62       16,160.37
                                   2/28/2011      19,658.44       16,756.44
                                   3/31/2011      19,747.84       16,822.99
                                   4/30/2011      20,243.11       17,270.96
                                   5/31/2011      19,954.95       17,088.49
                                   6/30/2011      19,592.07       16,738.11
                                   7/31/2011      18,697.42       16,182.92
                                   8/31/2011      17,115.95       15,173.01
                                   9/30/2011      15,386.62       14,026.33
   10/11                          10/31/2011      17,510.79       15,632.24

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       5.53% -1.93% 5.76%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. TARGETED VALUE PORTFOLIO CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                                  ROUNDED   U.S. Targeted Value  RUSSELL 2000
                                 410F - 402 Portfolio - Class R1 VALUE INDEX
  1/31/2008                      ---------- -------------------- ------------
  01/08                           1/31/2008      10,000.00        10,000.00
                                  2/29/2008       9,750.00         9,602.57
                                  3/31/2008       9,820.73         9,747.57
                                  4/30/2008      10,151.76        10,055.99
                                  5/31/2008      10,613.21        10,399.80
                                  6/30/2008       9,538.43         9,401.93
                                  7/31/2008       9,789.97         9,883.91
                                  8/31/2008      10,232.68        10,353.40
                                  9/30/2008       9,575.01         9,868.08
                                 10/31/2008       7,504.46         7,896.67
                                 11/30/2008       6,524.74         6,982.16
  2009                           12/31/2008       6,945.84         7,411.68
                                  1/31/2009       5,998.68         6,352.93
                                  2/28/2009       5,204.29         5,470.50
                                  3/31/2009       5,777.12         5,956.20
                                  4/30/2009       6,901.87         6,901.30
                                  5/31/2009       7,137.05         7,050.52
                                  6/30/2009       7,107.37         7,028.30
                                  7/31/2009       7,958.61         7,841.06
                                  8/31/2009       8,379.10         8,212.18
                                  9/30/2009       8,844.37         8,624.05
                                 10/31/2009       8,206.76         8,051.36
                                 11/30/2009       8,484.43         8,307.57
  2010                           12/31/2009       9,149.55         8,936.79
                                  1/31/2010       8,943.01         8,674.85
                                  2/28/2010       9,449.03         9,077.10
                                  3/31/2010      10,228.79         9,832.10
                                  4/30/2010      10,972.71        10,520.04
                                  5/31/2010       9,980.82         9,631.12
                                  6/30/2010       9,031.07         8,790.37
                                  7/31/2010       9,734.52         9,417.84
                                  8/31/2010       8,948.31         8,709.68
                                  9/30/2010      10,043.55         9,644.83
                                 10/31/2010      10,417.07        10,018.50
                                 11/30/2010      10,839.57        10,273.12
  2011                           12/31/2010      11,804.96        11,126.66
                                  1/31/2011      11,883.04        11,132.73
                                  2/28/2011      12,550.31        11,698.01
                                  3/31/2011      12,791.66        11,860.57
                                  4/30/2011      12,997.52        12,053.28
                                  5/31/2011      12,678.09        11,837.36
                                  6/30/2011      12,397.48        11,546.29
                                  7/31/2011      11,964.10        11,164.48
                                  8/31/2011      10,763.43        10,178.35
                                  9/30/2011       9,424.71         9,066.77
  10/11                          10/31/2011      10,905.33        10,373.32

                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  1/31/2008
                        --------------  ----  ---------
                                        4.69%   2.34%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. TARGETED VALUE PORTFOLIO CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                                  ROUNDED   U.S. Targeted Value  RUSSELL 2000
                                 410F - 403 Portfolio - Class R2 VALUE INDEX
  6/30/2008                      ---------- -------------------- ------------
  06/08                           6/30/2008      10,000.00        10,000.00
                                  7/31/2008      10,260.00        10,512.63
                                  8/31/2008      10,720.00        11,011.98
                                  9/30/2008      10,038.28        10,495.79
                                 10/31/2008       7,859.97         8,398.98
                                 11/30/2008       6,836.07         7,426.30
                                 12/31/2008       7,273.61         7,883.14
                                  1/31/2009       6,272.10         6,757.04
                                  2/28/2009       5,442.56         5,818.48
                                  3/31/2009       6,038.30         6,335.08
                                  4/30/2009       7,215.51         7,340.30
                                  5/31/2009       7,459.08         7,499.01
                                  6/30/2009       7,435.89         7,475.37
                                  7/31/2009       8,320.88         8,339.84
                                  8/31/2009       8,768.45         8,734.56
                                  9/30/2009       9,248.19         9,172.64
                                 10/31/2009       8,585.42         8,563.51
                                 11/30/2009       8,870.93         8,836.02
  2010                           12/31/2009       9,567.97         9,505.27
                                  1/31/2010       9,342.85         9,226.67
                                  2/28/2010       9,864.74         9,654.50
                                  3/31/2010      10,685.47        10,457.53
                                  4/30/2010      11,453.10        11,189.23
                                  5/31/2010      10,419.36        10,243.76
                                  6/30/2010       9,433.57         9,349.53
                                  7/31/2010      10,160.80        10,016.92
                                  8/31/2010       9,341.38         9,263.71
                                  9/30/2010      10,483.99        10,258.34
                                 10/31/2010      10,874.19        10,655.79
                                 11/30/2010      11,306.03        10,926.61
  2011                           12/31/2010      12,307.64        11,834.44
                                  1/31/2011      12,396.45        11,840.89
                                  2/28/2011      13,084.73        12,442.13
                                  3/31/2011      13,336.36        12,615.03
                                  4/30/2011      13,543.58        12,820.00
                                  5/31/2011      13,210.54        12,590.35
                                  6/30/2011      12,925.77        12,280.76
                                  7/31/2011      12,466.25        11,874.67
                                  8/31/2011      11,213.70        10,825.80
                                  9/30/2011       9,819.78         9,643.52
  10/11                          10/31/2011      11,363.63        11,033.18

                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  6/30/2008
                        --------------  ----  ---------
                                        4.50%   3.91%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. TARGETED VALUE PORTFOLIO INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Targeted
                                                Value Portfo
                                   ROUNDED   lio -Institutional RUSSELL 2000
                                  410F - 96        Class        VALUE INDEX
   10/31/2001                     ---------- ------------------ ------------
   10/01                          10/31/2001     10,000.00       10,000.00
                                  11/30/2001     10,922.05       10,719.00
                                  12/31/2001     11,644.34       11,375.00
                                   1/31/2002     11,805.57       11,526.29
                                   2/28/2002     12,065.32       11,596.60
                                   3/31/2002     13,104.36       12,465.19
                                   4/30/2002     13,471.60       12,903.96
                                   5/31/2002     13,041.66       12,476.84
                                   6/30/2002     12,557.97       12,201.10
                                   7/31/2002     10,712.79       10,388.02
                                   8/31/2002     10,712.79       10,342.31
                                   9/30/2002      9,763.33        9,603.87
                                  10/31/2002     10,014.13        9,747.93
                                  11/30/2002     11,115.86       10,525.81
   2003                           12/31/2002     10,519.26       10,076.36
                                   1/31/2003     10,031.41        9,792.21
                                   2/28/2003      9,604.54        9,463.19
                                   3/31/2003      9,574.05        9,564.44
                                   4/30/2003     10,712.37       10,473.07
                                   5/31/2003     11,931.99       11,542.37
                                   6/30/2003     12,125.10       11,737.43
                                   7/31/2003     12,826.39       12,323.13
                                   8/31/2003     13,659.80       12,791.41
                                   9/30/2003     13,476.85       12,644.31
                                  10/31/2003     14,777.79       13,674.82
                                  11/30/2003     15,387.60       14,199.93
   2004                           12/31/2003     16,206.74       14,713.97
                                   1/31/2004     16,950.70       15,223.07
                                   2/29/2004     17,213.94       15,518.40
                                   3/31/2004     17,362.73       15,732.56
                                   4/30/2004     16,779.01       14,919.18
                                   5/31/2004     17,030.81       15,099.70
                                   6/30/2004     17,998.54       15,866.77
                                   7/31/2004     17,127.83       15,136.90
                                   8/31/2004     17,013.26       15,285.24
                                   9/30/2004     17,785.91       15,890.54
                                  10/31/2004     17,946.46       16,136.84
                                  11/30/2004     19,597.76       17,568.18
   2005                           12/31/2004     20,206.65       17,988.06
                                   1/31/2005     19,563.37       17,291.92
                                   2/28/2005     20,105.75       17,636.03
                                   3/31/2005     19,916.54       17,272.72
                                   4/30/2005     18,566.91       16,381.45
                                   5/31/2005     19,803.02       17,380.58
                                   6/30/2005     20,580.88       18,149.16
                                   7/31/2005     21,842.74       19,181.86
                                   8/31/2005     21,502.04       18,741.47
                                   9/30/2005     21,577.35       18,710.48
                                  10/31/2005     21,006.52       18,240.54
                                  11/30/2005     21,983.27       18,980.48
   2006                           12/31/2005     22,075.88       18,834.75
                                   1/31/2006     23,848.09       20,392.26
                                   2/28/2006     23,596.92       20,390.87
                                   3/31/2006     24,574.44       21,378.52
                                   4/30/2006     24,895.58       21,435.69
                                   5/31/2006     24,029.89       20,548.04
                                   6/30/2006     24,165.65       20,800.47
                                   7/31/2006     23,423.17       20,512.00
                                   8/31/2006     23,955.51       21,125.09
                                   9/30/2006     24,199.32       21,331.32
                                  10/31/2006     25,393.83       22,417.00
                                  11/30/2006     26,265.12       23,056.21
   2007                           12/31/2006     26,424.91       23,257.08
                                   1/31/2007     26,976.39       23,605.46
                                   2/28/2007     26,838.52       23,315.56
                                   3/31/2007     27,044.16       23,596.94
                                   4/30/2007     27,596.09       23,841.80
                                   5/31/2007     28,791.92       24,715.98
                                   6/30/2007     28,411.53       24,139.89
                                   7/31/2007     26,352.50       22,085.27
                                   8/31/2007     26,275.67       22,527.77
                                   9/30/2007     26,354.85       22,629.49
                                  10/31/2007     26,416.61       22,875.94
                                  11/30/2007     24,533.02       21,162.09
   2008                           12/31/2007     24,260.34       20,983.18
                                   1/31/2008     23,100.55       20,122.10
                                   2/29/2008     22,512.71       19,322.39
                                   3/31/2008     22,704.54       19,614.16
                                   4/30/2008     23,452.87       20,234.77
                                   5/31/2008     24,535.56       20,926.58
                                   6/30/2008     22,053.93       18,918.67
                                   7/31/2008     22,628.41       19,888.50
                                   8/31/2008     23,649.72       20,833.21
                                   9/30/2008     22,153.05       19,856.65
                                  10/31/2008     17,351.09       15,889.75
                                  11/30/2008     15,094.16       14,049.57
   2009                           12/31/2008     16,064.79       14,913.85
                                   1/31/2009     13,857.29       12,783.42
                                   2/28/2009     12,036.51       11,007.80
                                   3/31/2009     13,349.43       11,985.13
                                   4/30/2009     15,951.44       13,886.86
                                   5/31/2009     16,500.93       14,187.14
                                   6/30/2009     16,444.05       14,142.41
                                   7/31/2009     18,404.38       15,777.86
                                   8/31/2009     19,392.64       16,524.63
                                   9/30/2009     20,471.20       17,353.41
                                  10/31/2009     18,993.89       16,201.02
                                  11/30/2009     19,627.02       16,716.58
   2010                           12/31/2009     21,185.39       17,982.70
                                   1/31/2010     20,696.87       17,455.63
                                   2/28/2010     21,853.03       18,265.03
                                   3/31/2010     23,672.16       19,784.25
                                   4/30/2010     25,382.81       21,168.53
                                   5/31/2010     23,101.94       19,379.83
                                   6/30/2010     20,907.00       17,688.07
                                   7/31/2010     22,537.81       18,950.68
                                   8/31/2010     20,711.30       17,525.71
                                   9/30/2010     23,258.52       19,407.42
                                  10/31/2010     24,124.79       20,159.33
                                  11/30/2010     25,089.12       20,671.68
   2011                           12/31/2010     27,331.97       22,389.18
                                   1/31/2011     27,512.76       22,401.39
                                   2/28/2011     29,074.12       23,538.86
                                   3/31/2011     29,632.92       23,865.96
                                   4/30/2011     30,093.11       24,253.74
                                   5/31/2011     29,353.52       23,819.27
                                   6/30/2011     28,722.84       23,233.57
                                   7/31/2011     27,718.77       22,465.29
                                   8/31/2011     24,937.02       20,480.98
                                   9/30/2011     21,841.47       18,244.25
   10/11                          10/31/2011     25,272.76       20,873.30

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       4.76% -0.10% 9.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Small Cap
                                   ROUNDED    Value Portfolio-   RUSSELL 2000
                                  SBKF - 34  Institutional Class VALUE INDEX
   10/31/2001                     ---------- ------------------- ------------
   10/01                          10/31/2001      10,000.00       10,000.00
                                  11/30/2001      10,781.41       10,719.00
                                  12/31/2001      11,538.60       11,375.00
                                   1/31/2002      11,716.50       11,526.29
                                   2/28/2002      11,698.09       11,596.60
                                   3/31/2002      12,851.34       12,465.19
                                   4/30/2002      13,434.10       12,903.96
                                   5/31/2002      13,010.83       12,476.84
                                   6/30/2002      12,740.92       12,201.10
                                   7/31/2002      10,753.41       10,388.02
                                   8/31/2002      10,618.46       10,342.31
                                   9/30/2002       9,845.54        9,603.87
                                  10/31/2002      10,005.03        9,747.93
                                  11/30/2002      10,857.69       10,525.81
   2003                           12/31/2002      10,469.19       10,076.36
                                   1/31/2003      10,108.19        9,792.21
                                   2/28/2003       9,692.69        9,463.19
                                   3/31/2003       9,672.26        9,564.44
                                   4/30/2003      10,693.97       10,473.07
                                   5/31/2003      11,947.28       11,542.37
                                   6/30/2003      12,383.21       11,737.43
                                   7/31/2003      13,255.08       12,323.13
                                   8/31/2003      13,936.22       12,791.41
                                   9/30/2003      13,827.24       12,644.31
                                  10/31/2003      15,209.96       13,674.82
                                  11/30/2003      15,843.43       14,199.93
   2004                           12/31/2003      16,688.26       14,713.97
                                   1/31/2004      17,504.09       15,223.07
                                   2/29/2004      17,751.76       15,518.40
                                   3/31/2004      17,919.30       15,732.56
                                   4/30/2004      17,351.12       14,919.18
                                   5/31/2004      17,416.68       15,099.70
                                   6/30/2004      18,582.47       15,866.77
                                   7/31/2004      17,591.41       15,136.90
                                   8/31/2004      17,329.07       15,285.24
                                   9/30/2004      18,183.18       15,890.54
                                  10/31/2004      18,358.09       16,136.84
                                  11/30/2004      20,194.62       17,568.18
   2005                           12/31/2004      20,925.47       17,988.06
                                   1/31/2005      20,178.13       17,291.92
                                   2/28/2005      20,723.07       17,636.03
                                   3/31/2005      20,318.71       17,272.72
                                   4/30/2005      18,839.57       16,381.45
                                   5/31/2005      20,092.95       17,380.58
                                   6/30/2005      20,931.41       18,149.16
                                   7/31/2005      22,420.39       19,181.86
                                   8/31/2005      22,046.20       18,741.47
                                   9/30/2005      22,221.68       18,710.48
                                  10/31/2005      21,572.47       18,240.54
                                  11/30/2005      22,479.80       18,980.48
   2006                           12/31/2005      22,555.25       18,834.75
                                   1/31/2006      24,545.42       20,392.26
                                   2/28/2006      24,460.37       20,390.87
                                   3/31/2006      25,951.07       21,378.52
                                   4/30/2006      26,206.58       21,435.69
                                   5/31/2006      25,056.80       20,548.04
                                   6/30/2006      25,068.95       20,800.47
                                   7/31/2006      24,130.04       20,512.00
                                   8/31/2006      24,599.49       21,125.09
                                   9/30/2006      24,892.86       21,331.32
                                  10/31/2006      26,245.36       22,417.00
                                  11/30/2006      27,041.45       23,056.21
   2007                           12/31/2006      27,415.89       23,257.08
                                   1/31/2007      28,019.15       23,605.46
                                   2/28/2007      27,954.18       23,315.56
                                   3/31/2007      28,258.01       23,596.94
                                   4/30/2007      28,768.75       23,841.80
                                   5/31/2007      29,818.10       24,715.98
                                   6/30/2007      29,357.03       24,139.89
                                   7/31/2007      27,113.12       22,085.27
                                   8/31/2007      26,908.28       22,527.77
                                   9/30/2007      26,834.13       22,629.49
                                  10/31/2007      27,133.32       22,875.94
                                  11/30/2007      24,767.81       21,162.09
   2008                           12/31/2007      24,469.88       20,983.18
                                   1/31/2008      23,505.05       20,122.10
                                   2/29/2008      22,837.87       19,322.39
                                   3/31/2008      23,030.84       19,614.16
                                   4/30/2008      23,412.11       20,234.77
                                   5/31/2008      24,380.75       20,926.58
                                   6/30/2008      21,917.37       18,918.67
                                   7/31/2008      22,371.40       19,888.50
                                   8/31/2008      23,300.11       20,833.21
                                   9/30/2008      21,694.16       19,856.65
                                  10/31/2008      16,891.64       15,889.75
                                  11/30/2008      14,697.38       14,049.57
   2009                           12/31/2008      15,468.52       14,913.85
                                   1/31/2009      13,260.22       12,783.42
                                   2/28/2009      11,575.22       11,007.80
                                   3/31/2009      12,778.80       11,985.13
                                   4/30/2009      15,290.60       13,886.86
                                   5/31/2009      15,782.49       14,187.14
                                   6/30/2009      15,838.32       14,142.41
                                   7/31/2009      17,967.58       15,777.86
                                   8/31/2009      18,890.61       16,524.63
                                   9/30/2009      20,087.10       17,353.41
                                  10/31/2009      18,575.05       16,201.02
                                  11/30/2009      19,152.57       16,716.58
   2010                           12/31/2009      20,669.28       17,982.70
                                   1/31/2010      20,016.45       17,455.63
                                   2/28/2010      21,248.40       18,265.03
                                   3/31/2010      23,131.21       19,784.25
                                   4/30/2010      25,006.14       21,168.53
                                   5/31/2010      22,530.81       19,379.83
                                   6/30/2010      20,245.07       17,688.07
                                   7/31/2010      22,004.14       18,950.68
                                   8/31/2010      20,160.81       17,525.71
                                   9/30/2010      22,768.52       19,407.42
                                  10/31/2010      23,717.65       20,159.33
                                  11/30/2010      24,782.78       20,671.68
   2011                           12/31/2010      27,056.63       22,389.18
                                   1/31/2011      27,141.28       22,401.39
                                   2/28/2011      28,844.89       23,538.86
                                   3/31/2011      29,437.45       23,865.96
                                   4/30/2011      29,807.80       24,253.74
                                   5/31/2011      28,876.63       23,819.27
                                   6/30/2011      28,354.36       23,233.57
                                   7/31/2011      27,538.79       22,465.29
                                   8/31/2011      24,626.03       20,480.98
                                   9/30/2011      21,528.84       18,244.25
   10/11                          10/31/2011      24,934.83       20,873.30

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       5.13% -1.02% 9.57%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Core Equity
                                    ROUNDED      1 Portfolio-      RUSSELL
                                   COR1 - 303 Institutional Class 3000 INDEX
    9/15/2005                      ---------- ------------------- ----------
    09/05                           9/15/2005      10,000.00      10,000.00
                                    9/30/2005      10,040.00      10,026.07
                                   10/31/2005       9,820.00       9,838.29
                                   11/30/2005      10,220.00      10,221.00
                                   12/31/2005      10,223.79      10,229.42
                                    1/31/2006      10,635.96      10,571.16
                                    2/28/2006      10,656.06      10,589.96
                                    3/31/2006      10,892.74      10,773.03
                                    4/30/2006      11,023.61      10,889.90
                                    5/31/2006      10,641.06      10,541.27
                                    6/30/2006      10,643.53      10,559.89
                                    7/31/2006      10,532.45      10,550.00
                                    8/31/2006      10,784.91      10,808.11
                                    9/30/2006      11,008.94      11,050.04
                                   10/31/2006      11,414.05      11,447.81
                                   11/30/2006      11,686.05      11,696.88
    2007                           12/31/2006      11,828.32      11,836.98
                                    1/31/2007      12,052.84      12,062.28
                                    2/28/2007      11,920.17      11,864.41
                                    3/31/2007      12,038.99      11,987.90
                                    4/30/2007      12,489.05      12,466.78
                                    5/31/2007      12,969.79      12,921.10
                                    6/30/2007      12,760.03      12,679.16
                                    7/31/2007      12,226.22      12,246.76
                                    8/31/2007      12,349.41      12,422.56
                                    9/30/2007      12,703.61      12,875.45
                                   10/31/2007      12,899.37      13,111.64
                                   11/30/2007      12,232.77      12,521.37
    2008                           12/31/2007      12,158.56      12,445.60
                                    1/31/2008      11,464.67      11,691.25
                                    2/29/2008      11,122.90      11,328.12
                                    3/31/2008      11,043.49      11,261.29
                                    4/30/2008      11,594.10      11,824.45
                                    5/31/2008      11,895.38      12,066.69
                                    6/30/2008      10,876.71      11,070.94
                                    7/31/2008      10,876.71      10,982.64
                                    8/31/2008      11,116.56      11,152.87
                                    9/30/2008      10,086.11      10,104.24
                                   10/31/2008       8,213.69       8,312.15
                                   11/30/2008       7,519.57       7,656.00
    2009                           12/31/2008       7,717.62       7,802.46
                                    1/31/2009       7,019.86       7,147.67
                                    2/28/2009       6,269.24       6,398.92
                                    3/31/2009       6,845.38       6,959.42
                                    4/30/2009       7,674.48       7,691.79
                                    5/31/2009       8,035.88       8,102.26
                                    6/30/2009       8,072.08       8,129.80
                                    7/31/2009       8,755.43       8,762.60
                                    8/31/2009       9,075.75       9,075.70
                                    9/30/2009       9,505.93       9,455.93
                                   10/31/2009       9,169.77       9,212.73
                                   11/30/2009       9,631.48       9,736.23
    2010                           12/31/2009      10,020.22      10,013.69
                                    1/31/2010       9,696.98       9,652.72
                                    2/28/2010      10,074.09       9,979.96
                                    3/31/2010      10,743.74      10,608.97
                                    4/30/2010      11,078.47      10,837.92
                                    5/31/2010      10,203.85       9,981.75
                                    6/30/2010       9,546.47       9,407.92
                                    7/31/2010      10,229.14      10,061.04
                                    8/31/2010       9,676.50       9,587.44
                                    9/30/2010      10,663.53      10,492.66
                                   10/31/2010      11,077.01      10,902.68
                                   11/30/2010      11,218.46      10,965.62
    2011                           12/31/2010      12,035.14      11,708.97
                                    1/31/2011      12,275.84      11,964.71
                                    2/28/2011      12,768.19      12,400.32
                                    3/31/2011      12,903.07      12,456.26
                                    4/30/2011      13,253.87      12,827.01
                                    5/31/2011      13,067.51      12,680.66
                                    6/30/2011      12,825.77      12,452.92
                                    7/31/2011      12,462.77      12,167.75
                                    8/31/2011      11,593.79      11,437.75
                                    9/30/2011      10,579.30      10,550.23
    10/11                          10/31/2011      11,904.47      11,764.48

                     AVERAGE ANNUAL  ONE   FIVE    FROM
                     TOTAL RETURN    YEAR  YEARS 9/15/2005
                     --------------  ----  ----- ---------
                                     7.47% 0.84%   2.89%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Core Equity
                                    ROUNDED      2 Portfolio-      RUSSELL
                                   COR2 - 304 Institutional Class 3000 INDEX
    9/15/2005                      ---------- ------------------- ----------
    09/05                           9/15/2005      10,000.00      10,000.00
                                    9/30/2005      10,050.00      10,026.07
                                   10/31/2005       9,830.00       9,838.29
                                   11/30/2005      10,240.00      10,221.00
                                   12/31/2005      10,246.91      10,229.42
                                    1/31/2006      10,739.16      10,571.16
                                    2/28/2006      10,759.25      10,589.96
                                    3/31/2006      11,015.88      10,773.03
                                    4/30/2006      11,176.84      10,889.90
                                    5/31/2006      10,774.44      10,541.27
                                    6/30/2006      10,765.83      10,559.89
                                    7/31/2006      10,644.75      10,550.00
                                    8/31/2006      10,886.90      10,808.11
                                    9/30/2006      11,109.73      11,050.04
                                   10/31/2006      11,534.69      11,447.81
                                   11/30/2006      11,826.73      11,696.88
    2007                           12/31/2006      11,988.23      11,836.98
                                    1/31/2007      12,212.50      12,062.28
                                    2/28/2007      12,090.17      11,864.41
                                    3/31/2007      12,218.05      11,987.90
                                    4/30/2007      12,636.90      12,466.78
                                    5/31/2007      13,147.69      12,921.10
                                    6/30/2007      12,936.12      12,679.16
                                    7/31/2007      12,331.34      12,246.76
                                    8/31/2007      12,444.09      12,422.56
                                    9/30/2007      12,756.69      12,875.45
                                   10/31/2007      12,890.43      13,111.64
                                   11/30/2007      12,155.01      12,521.37
    2008                           12/31/2007      12,048.86      12,445.60
                                    1/31/2008      11,428.32      11,691.25
                                    2/29/2008      11,066.33      11,328.12
                                    3/31/2008      10,954.96      11,261.29
                                    4/30/2008      11,504.78      11,824.45
                                    5/31/2008      11,826.38      12,066.69
                                    6/30/2008      10,757.17      11,070.94
                                    7/31/2008      10,788.41      10,982.64
                                    8/31/2008      11,027.92      11,152.87
                                    9/30/2008      10,032.14      10,104.24
                                   10/31/2008       8,123.97       8,312.15
                                   11/30/2008       7,388.29       7,656.00
    2009                           12/31/2008       7,607.36       7,802.46
                                    1/31/2009       6,814.92       7,147.67
                                    2/28/2009       6,022.49       6,398.92
                                    3/31/2009       6,614.97       6,959.42
                                    4/30/2009       7,538.73       7,691.79
                                    5/31/2009       7,899.74       8,102.26
                                    6/30/2009       7,889.10       8,129.80
                                    7/31/2009       8,603.39       8,762.60
                                    8/31/2009       8,955.20       9,075.70
                                    9/30/2009       9,401.70       9,455.93
                                   10/31/2009       8,990.28       9,212.73
                                   11/30/2009       9,397.46       9,736.23
    2010                           12/31/2009       9,825.03      10,013.69
                                    1/31/2010       9,524.04       9,652.72
                                    2/28/2010       9,921.77       9,979.96
                                    3/31/2010      10,630.67      10,608.97
                                    4/30/2010      11,018.42      10,837.92
                                    5/31/2010      10,145.99       9,981.75
                                    6/30/2010       9,432.16       9,407.92
                                    7/31/2010      10,123.64      10,061.04
                                    8/31/2010       9,518.60       9,587.44
                                    9/30/2010      10,524.42      10,492.66
                                   10/31/2010      10,915.01      10,902.68
                                   11/30/2010      11,088.61      10,965.62
    2011                           12/31/2010      11,968.23      11,708.97
                                    1/31/2011      12,197.34      11,964.71
                                    2/28/2011      12,742.84      12,400.32
                                    3/31/2011      12,896.99      12,456.26
                                    4/30/2011      13,192.09      12,827.01
                                    5/31/2011      12,984.42      12,680.66
                                    6/30/2011      12,729.15      12,452.92
                                    7/31/2011      12,301.56      12,167.75
                                    8/31/2011      11,369.62      11,437.75
                                    9/30/2011      10,290.37      10,550.23
    10/11                          10/31/2011      11,677.10      11,764.48

                     AVERAGE ANNUAL  ONE   FIVE    FROM
                     TOTAL RETURN    YEAR  YEARS 9/15/2005
                     --------------  ----  ----- ---------
                                     6.98% 0.25%   2.56%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 2500(R) INDEX
DECEMBER 30, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                              U.S. Vector Equity
                                    ROUNDED       Portfolio-       RUSSELL
                                   VECT - 305 Institutional Class 2500 INDEX
    12/30/2005                     ---------- ------------------- ----------
    12/05                          12/30/2005      10,000.00      10,000.00
                                   12/31/2005      10,000.00      10,000.00
                                    1/31/2006      10,810.00      10,707.37
                                    2/28/2006      10,800.00      10,698.43
                                    3/31/2006      11,195.70      11,114.27
                                    4/30/2006      11,315.87      11,153.28
                                    5/31/2006      10,865.24      10,626.48
                                    6/30/2006      10,844.62      10,631.80
                                    7/31/2006      10,623.71      10,297.36
                                    8/31/2006      10,864.70      10,558.30
                                    9/30/2006      11,050.09      10,686.89
                                   10/31/2006      11,533.16      11,200.39
                                   11/30/2006      11,865.26      11,565.75
    2007                           12/31/2006      12,000.89      11,616.48
                                    1/31/2007      12,236.81      11,929.91
                                    2/28/2007      12,154.75      11,913.15
                                    3/31/2007      12,267.96      12,029.08
                                    4/30/2007      12,627.58      12,339.03
                                    5/31/2007      13,151.58      12,854.61
                                    6/30/2007      12,951.14      12,623.94
                                    7/31/2007      12,219.61      11,898.66
                                    8/31/2007      12,281.43      12,024.84
                                    9/30/2007      12,496.25      12,307.99
                                   10/31/2007      12,578.94      12,624.16
                                   11/30/2007      11,762.39      11,850.46
    2008                           12/31/2007      11,631.77      11,776.65
                                    1/31/2008      11,081.34      11,057.29
                                    2/29/2008      10,707.46      10,753.54
                                    3/31/2008      10,663.12      10,673.96
                                    4/30/2008      11,142.13      11,248.63
                                    5/31/2008      11,517.00      11,782.79
                                    6/30/2008      10,416.83      10,821.91
                                    7/31/2008      10,500.41      10,896.99
                                    8/31/2008      10,803.41      11,208.64
                                    9/30/2008       9,892.44      10,094.84
                                   10/31/2008       7,846.81       7,920.14
                                   11/30/2008       6,986.60       7,061.28
    2009                           12/31/2008       7,306.84       7,444.66
                                    1/31/2009       6,417.31       6,774.57
                                    2/28/2009       5,612.50       6,042.10
                                    3/31/2009       6,178.31       6,593.63
                                    4/30/2009       7,177.90       7,609.72
                                    5/31/2009       7,486.28       7,841.52
                                    6/30/2009       7,489.59       7,930.38
                                    7/31/2009       8,257.75       8,645.90
                                    8/31/2009       8,641.83       8,999.12
                                    9/30/2009       9,092.77       9,521.24
                                   10/31/2009       8,590.00       8,970.17
                                   11/30/2009       8,910.92       9,331.90
    2010                           12/31/2009       9,441.99      10,004.76
                                    1/31/2010       9,173.45       9,669.84
                                    2/28/2010       9,624.60      10,150.60
                                    3/31/2010      10,346.73      10,926.40
                                    4/30/2010      10,873.75      11,443.96
                                    5/31/2010      10,002.56      10,591.65
                                    6/30/2010       9,226.60       9,835.73
                                    7/31/2010       9,905.66      10,527.79
                                    8/31/2010       9,226.60       9,904.49
                                    9/30/2010      10,242.67      11,037.14
                                   10/31/2010      10,621.22      11,460.40
                                   11/30/2010      10,880.81      11,782.83
    2011                           12/31/2010      11,813.41      12,676.91
                                    1/31/2011      11,976.43      12,846.87
                                    2/28/2011      12,585.03      13,473.74
                                    3/31/2011      12,793.92      13,779.87
                                    4/30/2011      13,055.02      14,177.73
                                    5/31/2011      12,804.80      14,007.78
                                    6/30/2011      12,529.70      13,699.17
                                    7/31/2011      12,071.69      13,177.71
                                    8/31/2011      11,013.92      12,098.98
                                    9/30/2011       9,821.94      10,792.05
    10/11                          10/31/2011      11,243.83      12,373.94

                    AVERAGE ANNUAL  ONE   FIVE      FROM
                    TOTAL RETURN    YEAR  YEARS  12/30/2005
                    --------------  ----  -----  ----------
                                    5.86% -0.51%    2.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                U.S. Small Cap
                                  ROUNDED   Portfolio-Institutional  RUSSELL
                                 610F - 31           Class          2000 INDEX
  10/31/2001                     ---------- ----------------------- ----------
  10/01                          10/31/2001        10,000.00        10,000.00
                                 11/30/2001        10,776.70        10,774.00
                                 12/31/2001        11,495.97        11,438.76
                                  1/31/2002        11,413.80        11,319.79
                                  2/28/2002        11,109.76        11,009.63
                                  3/31/2002        12,054.75        11,894.80
                                  4/30/2002        12,087.62        12,003.05
                                  5/31/2002        11,578.14        11,470.11
                                  6/30/2002        10,986.50        10,901.19
                                  7/31/2002         9,408.78         9,255.11
                                  8/31/2002         9,417.00         9,231.05
                                  9/30/2002         8,702.10         8,568.26
                                 10/31/2002         9,030.79         8,843.30
                                 11/30/2002         9,836.08         9,632.13
  2003                           12/31/2002         9,295.32         9,095.62
                                  1/31/2003         9,045.44         8,843.67
                                  2/28/2003         8,753.92         8,576.59
                                  3/31/2003         8,837.21         8,687.23
                                  4/30/2003         9,728.43         9,510.78
                                  5/31/2003        10,819.55        10,531.28
                                  6/30/2003        11,111.07        10,721.90
                                  7/31/2003        11,810.71        11,393.09
                                  8/31/2003        12,402.08        11,914.89
                                  9/30/2003        12,210.51        11,694.47
                                 10/31/2003        13,276.64        12,676.80
                                 11/30/2003        13,759.73        13,126.83
  2004                           12/31/2003        14,081.46        13,393.30
                                  1/31/2004        14,708.98        13,974.57
                                  2/29/2004        14,834.48        14,100.34
                                  3/31/2004        14,909.78        14,231.48
                                  4/30/2004        14,299.00        13,505.67
                                  5/31/2004        14,449.60        13,720.41
                                  6/30/2004        15,081.01        14,298.04
                                  7/31/2004        14,000.20        13,335.78
                                  8/31/2004        13,799.12        13,267.77
                                  9/30/2004        14,473.97        13,890.03
                                 10/31/2004        14,750.70        14,163.66
                                 11/30/2004        16,042.12        15,391.65
  2005                           12/31/2004        16,598.11        15,847.24
                                  1/31/2005        15,945.38        15,186.41
                                  2/28/2005        16,225.12        15,443.07
                                  3/31/2005        15,756.97        15,001.39
                                  4/30/2005        14,773.22        14,141.81
                                  5/31/2005        15,790.89        15,067.41
                                  6/30/2005        16,386.82        15,648.59
                                  7/31/2005        17,507.57        16,639.99
                                  8/31/2005        17,261.35        16,331.46
                                  9/30/2005        17,371.59        16,382.71
                                 10/31/2005        16,835.64        15,874.05
                                 11/30/2005        17,652.33        16,644.64
  2006                           12/31/2005        17,607.88        16,568.59
                                  1/31/2006        19,207.77        18,054.33
                                  2/28/2006        19,171.62        18,004.61
                                  3/31/2006        20,050.84        18,878.12
                                  4/30/2006        20,096.06        18,875.06
                                  5/31/2006        19,001.72        17,815.02
                                  6/30/2006        18,889.99        17,929.61
                                  7/31/2006        18,165.19        17,346.19
                                  8/31/2006        18,672.55        17,859.74
                                  9/30/2006        18,826.48        18,008.44
                                 10/31/2006        19,888.54        19,045.32
                                 11/30/2006        20,387.79        19,546.32
  2007                           12/31/2006        20,532.96        19,611.76
                                  1/31/2007        20,840.14        19,939.96
                                  2/28/2007        20,734.55        19,781.73
                                  3/31/2007        20,951.89        19,993.50
                                  4/30/2007        21,336.15        20,352.63
                                  5/31/2007        22,143.10        21,187.22
                                  6/30/2007        21,901.09        20,877.28
                                  7/31/2007        20,581.63        19,449.38
                                  8/31/2007        20,870.56        19,890.22
                                  9/30/2007        21,134.26        20,231.63
                                 10/31/2007        21,549.80        20,812.09
                                 11/30/2007        19,945.64        19,317.66
  2008                           12/31/2007        19,904.91        19,305.61
                                  1/31/2008        18,527.90        17,989.07
                                  2/29/2008        17,931.89        17,322.27
                                  3/31/2008        17,996.23        17,395.03
                                  4/30/2008        18,562.79        18,123.36
                                  5/31/2008        19,448.70        18,955.89
                                  6/30/2008        17,707.87        17,496.52
                                  7/31/2008        18,265.44        18,144.00
                                  8/31/2008        18,926.26        18,799.00
                                  9/30/2008        17,413.19        17,301.09
                                 10/31/2008        13,829.03        13,701.95
                                 11/30/2008        12,140.54        12,081.19
  2009                           12/31/2008        12,737.23        12,782.40
                                  1/31/2009        11,327.78        11,360.72
                                  2/28/2009         9,960.09         9,980.13
                                  3/31/2009        10,985.59        10,871.03
                                  4/30/2009        13,025.77        12,551.49
                                  5/31/2009        13,486.12        12,929.91
                                  6/30/2009        13,835.56        13,119.82
                                  7/31/2009        15,272.61        14,383.40
                                  8/31/2009        15,818.06        14,795.84
                                  9/30/2009        16,803.70        15,649.22
                                 10/31/2009        15,637.94        14,586.71
                                 11/30/2009        16,037.03        15,044.60
  2010                           12/31/2009        17,366.13        16,255.60
                                  1/31/2010        16,839.24        15,657.20
                                  2/28/2010        17,661.18        16,362.50
                                  3/31/2010        19,108.21        17,694.22
                                  4/30/2010        20,405.29        18,695.61
                                  5/31/2010        18,812.94        17,277.48
                                  6/30/2010        17,308.90        15,938.58
                                  7/31/2010        18,555.06        17,033.87
                                  8/31/2010        17,139.93        15,772.72
                                  9/30/2010        19,377.30        17,737.94
                                 10/31/2010        20,171.02        18,463.80
                                 11/30/2010        21,017.65        19,104.01
  2011                           12/31/2010        22,697.88        20,621.02
                                  1/31/2011        22,719.13        20,567.88
                                  2/28/2011        23,994.29        21,695.86
                                  3/31/2011        24,681.18        22,258.13
                                  4/30/2011        25,266.05        22,845.87
                                  5/31/2011        24,755.62        22,417.54
                                  6/30/2011        24,360.13        21,900.69
                                  7/31/2011        23,508.00        21,109.08
                                  8/31/2011        21,398.99        19,272.54
                                  9/30/2011        19,022.65        17,112.05
  10/11                          10/31/2011        21,936.90        19,702.10

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       8.76% 1.98% 8.17%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                U.S. Micro Cap
                                    ROUNDED       Portfolio-       RUSSELL
                                    FUND - 1  Institutional Class 2000 INDEX
    10/31/2001                     ---------- ------------------- ----------
    10/01                          10/31/2001      10,000.00      10,000.00
                                   11/30/2001      10,673.72      10,774.00
                                   12/31/2001      11,390.75      11,438.76
                                    1/31/2002      11,515.92      11,319.79
                                    2/28/2002      11,197.30      11,009.63
                                    3/31/2002      12,187.30      11,894.80
                                    4/30/2002      12,483.17      12,003.05
                                    5/31/2002      12,141.79      11,470.11
                                    6/30/2002      11,709.37      10,901.19
                                    7/31/2002      10,013.84       9,255.11
                                    8/31/2002       9,956.95       9,231.05
                                    9/30/2002       9,285.57       8,568.26
                                   10/31/2002       9,524.53       8,843.30
                                   11/30/2002      10,321.09       9,632.13
    2003                           12/31/2002       9,878.82       9,095.62
                                    1/31/2003       9,658.77       8,843.67
                                    2/28/2003       9,380.82       8,576.59
                                    3/31/2003       9,485.05       8,687.23
                                    4/30/2003      10,365.23       9,510.78
                                    5/31/2003      11,569.68      10,531.28
                                    6/30/2003      12,079.26      10,721.90
                                    7/31/2003      12,971.01      11,393.09
                                    8/31/2003      13,584.82      11,914.89
                                    9/30/2003      13,596.40      11,694.47
                                   10/31/2003      14,812.43      12,676.80
                                   11/30/2003      15,449.40      13,126.83
    2004                           12/31/2003      15,876.96      13,393.30
                                    1/31/2004      16,794.77      13,974.57
                                    2/29/2004      16,878.21      14,100.34
                                    3/31/2004      16,902.05      14,231.48
                                    4/30/2004      16,210.71      13,505.67
                                    5/31/2004      16,210.71      13,720.41
                                    6/30/2004      16,926.21      14,298.04
                                    7/31/2004      15,661.81      13,335.78
                                    8/31/2004      15,423.25      13,267.77
                                    9/30/2004      16,195.29      13,890.03
                                   10/31/2004      16,493.65      14,163.66
                                   11/30/2004      17,973.54      15,391.65
    2005                           12/31/2004      18,796.42      15,847.24
                                    1/31/2005      18,025.67      15,186.41
                                    2/28/2005      18,174.84      15,443.07
                                    3/31/2005      17,588.11      15,001.39
                                    4/30/2005      16,493.52      14,141.81
                                    5/31/2005      17,488.60      15,067.41
                                    6/30/2005      18,279.15      15,648.59
                                    7/31/2005      19,673.75      16,639.99
                                    8/31/2005      19,399.81      16,331.46
                                    9/30/2005      19,518.00      16,382.71
                                   10/31/2005      18,969.61      15,874.05
                                   11/30/2005      19,829.59      16,644.64
    2006                           12/31/2005      19,865.16      16,568.59
                                    1/31/2006      21,680.87      18,054.33
                                    2/28/2006      21,734.67      18,004.61
                                    3/31/2006      22,723.62      18,878.12
                                    4/30/2006      22,629.44      18,875.06
                                    5/31/2006      21,297.51      17,815.02
                                    6/30/2006      21,108.04      17,929.61
                                    7/31/2006      20,380.64      17,346.19
                                    8/31/2006      20,946.39      17,859.74
                                    9/30/2006      21,062.99      18,008.44
                                   10/31/2006      22,209.92      19,045.32
                                   11/30/2006      22,709.17      19,546.32
    2007                           12/31/2006      23,075.56      19,611.76
                                    1/31/2007      23,340.12      19,939.96
                                    2/28/2007      23,222.54      19,781.73
                                    3/31/2007      23,459.62      19,993.50
                                    4/30/2007      23,812.62      20,352.63
                                    5/31/2007      24,562.74      21,187.22
                                    6/30/2007      24,480.80      20,877.28
                                    7/31/2007      22,888.07      19,449.38
                                    8/31/2007      23,153.53      19,890.22
                                    9/30/2007      23,495.08      20,231.63
                                   10/31/2007      23,894.30      20,812.09
                                   11/30/2007      21,883.39      19,317.66
    2008                           12/31/2007      21,871.06      19,305.61
                                    1/31/2008      20,198.67      17,989.07
                                    2/29/2008      19,565.43      17,322.27
                                    3/31/2008      19,625.65      17,395.03
                                    4/30/2008      20,032.15      18,123.36
                                    5/31/2008      20,828.88      18,955.89
                                    6/30/2008      18,943.80      17,496.52
                                    7/31/2008      19,791.54      18,144.00
                                    8/31/2008      20,459.95      18,799.00
                                    9/30/2008      18,952.86      17,301.09
                                   10/31/2008      15,028.19      13,701.95
                                   11/30/2008      13,098.57      12,081.19
    2009                           12/31/2008      13,839.66      12,782.40
                                    1/31/2009      12,190.89      11,360.72
                                    2/28/2009      10,592.08       9,980.13
                                    3/31/2009      11,606.95      10,871.03
                                    4/30/2009      13,624.82      12,551.49
                                    5/31/2009      14,091.77      12,929.91
                                    6/30/2009      14,480.92      13,119.82
                                    7/31/2009      15,902.26      14,383.40
                                    8/31/2009      16,337.02      14,795.84
                                    9/30/2009      17,277.42      15,649.22
                                   10/31/2009      16,021.80      14,586.71
                                   11/30/2009      16,306.40      15,044.60
    2010                           12/31/2009      17,723.07      16,255.60
                                    1/31/2010      17,202.79      15,657.20
                                    2/28/2010      17,958.03      16,362.50
                                    3/31/2010      19,409.86      17,694.22
                                    4/30/2010      20,820.27      18,695.61
                                    5/31/2010      19,275.54      17,277.48
                                    6/30/2010      17,880.20      15,938.58
                                    7/31/2010      19,157.36      17,033.87
                                    8/31/2010      17,628.13      15,772.72
                                    9/30/2010      19,771.88      17,737.94
                                   10/31/2010      20,630.80      18,463.80
                                   11/30/2010      21,506.55      19,104.01
    2011                           12/31/2010      23,268.23      20,621.02
                                    1/31/2011      23,014.76      20,567.88
                                    2/28/2011      24,366.59      21,695.86
                                    3/31/2011      25,157.79      22,258.13
                                    4/30/2011      25,580.46      22,845.87
                                    5/31/2011      25,090.16      22,417.54
                                    6/30/2011      24,549.14      21,900.69
                                    7/31/2011      23,888.85      21,109.08
                                    8/31/2011      21,755.62      19,272.54
                                    9/30/2011      19,454.09      17,112.05
    10/11                          10/31/2011      22,456.16      19,702.10

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEATRS
                       --------------  ----  ----- ------
                                       8.85% 0.22%  8.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
DOW JONES U.S. SELECT REIT INDEXSM, S&P 500(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                              DFA Real
                                          Estate Securities
                                             Portfolio-     DOW JONES
                                ROUNDED     Institutional   US SELECT  S&P 500
                               REIT - 36        Class       REIT INDEX  INDEX
10/31/2001                     ---------- ----------------- ---------- --------
10/01                          10/31/2001     10,000.00          10000    10000
                               11/30/2001     10,525.58     10603.6021 10767.06
                               12/31/2001     10,784.58     10874.6882 10861.39
                                1/31/2002     10,747.39      10832.058 10702.88
                                2/28/2002     10,948.20     11069.4105 10496.48
                                3/31/2002     11,632.47     11784.6457 10891.24
                                4/30/2002     11,706.84     11850.3651 10230.93
                                5/31/2002     11,863.03     12008.7591 10155.55
                                6/30/2002     12,182.85     12327.7181 9432.083
                                7/31/2002     11,565.53     11660.2501 8696.898
                                8/31/2002     11,595.28     11670.3119 8753.998
                                9/30/2002     11,178.77     11207.9456 7802.618
                               10/31/2002     10,613.51     10606.3559 8489.372
                               11/30/2002     11,089.52     11113.4177 8989.048
2003                           12/31/2002     11,235.24     11264.2388 8460.852
                                1/31/2003     10,951.80       10936.33 8239.177
                                2/28/2003     11,148.64     11135.4477  8115.59
                                3/31/2003     11,416.33     11406.5338 8194.392
                                4/30/2003     11,849.36     11846.1815 8869.364
                                5/31/2003     12,502.85     12516.9859 9336.691
                                6/30/2003     12,762.67     12787.1717 9456.201
                                7/31/2003     13,416.16     13467.1376 9622.913
                                8/31/2003     13,510.64     13579.3002  9810.56
                                9/30/2003     13,975.16     14056.8121 9706.372
                               10/31/2003     14,164.12     14264.5618 10255.46
                               11/30/2003     14,801.86     14893.1066 10345.71
2004                           12/31/2003     15,234.37     15339.6387 10888.24
                                1/31/2004     15,861.23     15953.5145 11088.09
                                2/29/2004     16,141.67      16219.146 11242.21
                                3/31/2004     17,065.46     17193.8697 11072.57
                                4/30/2004     14,615.76      14676.619 10898.73
                                5/31/2004     15,671.52     15790.8311 11048.26
                                6/30/2004     16,124.02     16263.5239 11263.03
                                7/31/2004     16,190.51     16344.8126 10890.23
                                8/31/2004     17,478.77     17694.5237 10934.12
                                9/30/2004     17,420.11     17610.1105 11052.53
                               10/31/2004     18,360.61     18591.3479 11221.41
                               11/30/2004     19,159.62     19419.3812 11675.43
2005                           12/31/2004     20,120.02     20426.7792 12072.75
                                1/31/2005     18,435.31     18625.1344 11778.48
                                2/28/2005     19,014.43     19226.1946 12026.29
                                3/31/2005     18,724.87     18934.9319 11813.31
                                4/30/2005     19,786.59     20071.7565 11589.21
                                5/31/2005     20,435.90     20735.8883 11957.98
                                6/30/2005     21,480.07     21816.9494 11974.96
                                7/31/2005     23,041.94     23481.3301 12420.43
                                8/31/2005     22,182.04     22579.9516 12307.15
                                9/30/2005     22,285.24     22677.4452 12406.84
                               10/31/2005     21,781.37     22195.6967 12200.02
                               11/30/2005     22,762.59     23226.6606 12661.42
2006                           12/31/2005     22,766.14     23249.6968 12665.86
                                1/31/2006     24,514.58     25072.1008 13001.25
                                2/28/2006     24,979.01     25608.7654 13036.48
                                3/31/2006     26,272.13      26919.818 13198.78
                                4/30/2006     25,279.53     25901.2461 13376.04
                                5/31/2006     24,523.69     25184.2633 12991.08
                                6/30/2006     25,879.45     26617.1167 13008.75
                                7/31/2006     26,767.42     27562.1846 13089.01
                                8/31/2006     27,710.33     28488.3998 13400.44
                                9/30/2006     28,263.93     29042.6991 13745.77
                               10/31/2006     30,036.20     30873.2054 14193.75
                               11/30/2006     31,464.37     32345.6705 14463.71
2007                           12/31/2006     30,794.54      31613.648  14666.6
                                1/31/2007     33,461.03     34429.3635 14888.41
                                2/28/2007     32,681.30        33658.1 14597.21
                                3/31/2007     31,869.65     32795.8037 14760.48
                                4/30/2007     31,840.64     32782.2997  15414.3
                                5/31/2007     31,840.65     32804.3298 15952.18
                                6/30/2007     28,853.96     29724.7303 15687.17
                                7/31/2007     26,581.92     27391.9283 15200.79
                                8/31/2007     28,190.87     29011.9659 15428.65
                                9/30/2007     29,292.76     30146.5898 16005.68
                               10/31/2007     29,624.31     30491.7673 16260.33
                               11/30/2007     26,602.07     27527.9957 15580.49
2008                           12/31/2007     25,044.28     26063.8845 15472.36
                                1/31/2008     25,054.97     25939.0752 14544.02
                                2/29/2008     24,103.25     24961.4354 14071.48
                                3/31/2008     25,619.00     26620.7212 14010.69
                                4/30/2008     27,129.78     28261.6892 14693.01
                                5/31/2008     27,183.35     28325.2389 14884.02
                                6/30/2008     24,199.34     25187.1226  13629.3
                                7/31/2008     24,900.61     25914.2323 13514.68
                                8/31/2008     25,515.57     26501.6096  13710.1
                                9/30/2008     25,461.63     26390.6874 12488.39
                               10/31/2008     17,434.74     17844.3964 10390.97
                               11/30/2008     13,399.72      13463.408 9645.414
2009                           12/31/2008     15,686.60     15846.7869 9748.042
                                1/31/2009     12,902.59     12981.4829 8926.414
                                2/28/2009     10,196.85     10144.8983  7975.93
                                3/31/2009     10,557.99     10471.6066 8674.583
                                4/30/2009     13,863.00     13907.1643 9504.827
                                5/31/2009     14,223.95     14263.9676 10036.43
                                6/30/2009     13,783.28     13765.5079  10056.3
                                7/31/2009     15,228.76      15199.294 10816.94
                                8/31/2009     17,288.85     17424.6249 11207.43
                                9/30/2009     18,446.00     18644.3189 11625.69
                               10/31/2009     17,605.45     17798.7563 11409.72
                               11/30/2009     18,814.46      19023.808 12094.07
2010                           12/31/2009     20,106.09     20356.0857 12327.73
                                1/31/2010     19,055.86     19191.7031  11884.3
                                2/28/2010     20,106.09     20281.6998 12252.44
                                3/31/2010     22,150.46     22353.7975  12991.8
                                4/30/2010     23,708.37     23933.8726  13196.9
                                5/31/2010     22,443.30     22644.9016 12143.13
                                6/30/2010     21,280.65     21430.4409 11507.46
                                7/31/2010     23,380.40     23549.3525 12313.71
                                8/31/2010     23,085.49     23234.3649 11757.82
                                9/30/2010     24,085.53     24263.4234 12807.13
                               10/31/2010     25,213.24      25385.898 13294.43
                               11/30/2010     24,714.67     24891.5982 13296.13
2011                           12/31/2010     25,870.51     26070.8955 14184.73
                                1/31/2011     26,782.46      26996.847 14520.92
                                2/28/2011     27,994.39     28229.8955 15018.39
                                3/31/2011     27,574.41     27816.5139 15024.36
                                4/30/2011     29,170.32     29465.8037  15469.3
                                5/31/2011     29,566.30     29923.4043 15294.21
                                6/30/2011     28,593.53     28920.2417 15039.27
                                7/31/2011     29,062.47     29446.5804 14733.46
                                8/31/2011     27,499.32     27833.0365 13933.12
                                9/30/2011     24,478.76      24716.152 12953.65
10/11                          10/31/2011     28,008.43     28347.8305 14369.39

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      11.09% -1.39% 10.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones data provided by Dow Jones Indexes. The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                   Large Cap           MSCI
                                                 International       WORLD EX
                                  ROUNDED   Portfolio-Institutional USA INDEX
                                 LCAP - 28           Class          (NET DIV.)
  10/31/2001                     ---------- ----------------------- ----------
  10/01                          10/31/2001        10,000.00        10,000.00
                                 11/30/2001        10,334.57        10,393.05
                                 12/31/2001        10,377.69        10,459.69
                                  1/31/2002         9,833.48         9,927.67
                                  2/28/2002         9,893.95         9,988.19
                                  3/31/2002        10,453.27        10,519.13
                                  4/30/2002        10,483.50        10,581.25
                                  5/31/2002        10,642.23        10,719.90
                                  6/30/2002        10,249.19        10,283.85
                                  7/31/2002         9,311.95         9,261.52
                                  8/31/2002         9,289.28         9,247.14
                                  9/30/2002         8,321.80         8,266.41
                                 10/31/2002         8,760.19         8,700.64
                                 11/30/2002         9,145.67         9,101.20
  2003                           12/31/2002         8,860.86         8,807.06
                                  1/31/2003         8,506.73         8,471.49
                                  2/28/2003         8,298.87         8,304.50
                                  3/31/2003         8,137.21         8,144.45
                                  4/30/2003         8,907.05         8,926.06
                                  5/31/2003         9,438.24         9,479.67
                                  6/30/2003         9,661.49         9,709.96
                                  7/31/2003         9,884.74         9,932.72
                                  8/31/2003        10,108.00        10,188.84
                                  9/30/2003        10,415.93        10,494.52
                                 10/31/2003        11,039.50        11,151.70
                                 11/30/2003        11,278.15        11,404.48
  2004                           12/31/2003        12,113.20        12,278.97
                                  1/31/2004        12,269.80        12,449.94
                                  2/29/2004        12,543.85        12,736.28
                                  3/31/2004        12,637.82        12,800.04
                                  4/30/2004        12,246.31        12,464.99
                                  5/31/2004        12,340.27        12,523.26
                                  6/30/2004        12,683.06        12,812.46
                                  7/31/2004        12,208.03        12,421.74
                                  8/31/2004        12,287.20        12,473.38
                                  9/30/2004        12,528.37        12,836.97
                                 10/31/2004        12,949.96        13,298.30
                                 11/30/2004        13,769.27        14,182.70
  2005                           12/31/2004        14,392.05        14,781.87
                                  1/31/2005        14,135.34        14,490.86
                                  2/28/2005        14,680.85        15,135.50
                                  3/31/2005        14,335.02        14,791.94
                                  4/30/2005        14,045.75        14,414.77
                                  5/31/2005        13,957.36        14,441.06
                                  6/30/2005        14,158.44        14,677.11
                                  7/31/2005        14,589.46        15,151.11
                                  8/31/2005        15,126.19        15,569.39
                                  9/30/2005        15,627.40        16,279.93
                                 10/31/2005        15,284.30        15,753.88
                                 11/30/2005        15,521.20        16,171.07
  2006                           12/31/2005        16,331.29        16,920.86
                                  1/31/2006        17,285.18        17,991.10
                                  2/28/2006        17,170.06        17,930.68
                                  3/31/2006        17,803.23        18,499.33
                                  4/30/2006        18,667.46        19,383.92
                                  5/31/2006        17,992.54        18,647.48
                                  6/30/2006        17,921.72        18,623.47
                                  7/31/2006        18,113.62        18,797.96
                                  8/31/2006        18,589.19        19,332.22
                                  9/30/2006        18,581.75        19,316.65
                                 10/31/2006        19,295.14        20,080.04
                                 11/30/2006        19,867.15        20,678.14
  2007                           12/31/2006        20,391.13        21,271.04
                                  1/31/2007        20,652.66        21,400.80
                                  2/28/2007        20,711.72        21,572.00
                                  3/31/2007        21,284.46        22,124.75
                                  4/30/2007        22,036.17        23,131.37
                                  5/31/2007        22,720.32        23,645.05
                                  6/30/2007        22,677.99        23,668.78
                                  7/31/2007        22,250.10        23,341.60
                                  8/31/2007        22,096.06        23,003.73
                                  9/30/2007        23,308.29        24,310.66
                                 10/31/2007        24,348.99        25,367.46
                                 11/30/2007        23,479.90        24,375.45
  2008                           12/31/2007        22,932.03        23,917.24
                                  1/31/2008        21,195.02        21,760.83
                                  2/29/2008        21,177.48        22,155.18
                                  3/31/2008        21,103.41        21,838.92
                                  4/30/2008        22,219.67        23,052.85
                                  5/31/2008        22,685.51        23,402.67
                                  6/30/2008        20,878.77        21,582.81
                                  7/31/2008        20,118.73        20,814.76
                                  8/31/2008        19,260.33        20,009.79
                                  9/30/2008        16,918.09        17,120.81
                                 10/31/2008        13,350.99        13,559.35
                                 11/30/2008        12,548.67        12,824.03
  2009                           12/31/2008        13,428.09        13,500.05
                                  1/31/2009        11,919.93        12,240.40
                                  2/28/2009        10,720.67        11,001.28
                                  3/31/2009        11,545.35        11,726.22
                                  4/30/2009        12,858.56        13,238.41
                                  5/31/2009        14,655.12        14,912.63
                                  6/30/2009        14,451.82        14,758.20
                                  7/31/2009        15,839.64        16,143.96
                                  8/31/2009        16,459.53        16,917.67
                                  9/30/2009        17,160.66        17,615.66
                                 10/31/2009        16,715.41        17,332.88
                                 11/30/2009        17,336.90        17,761.74
  2010                           12/31/2009        17,542.65        18,044.88
                                  1/31/2010        16,635.11        17,199.03
                                  2/28/2010        16,747.39        17,181.80
                                  3/31/2010        17,802.54        18,287.85
                                  4/30/2010        17,455.68        18,015.17
                                  5/31/2010        15,552.62        16,027.20
                                  6/30/2010        15,299.87        15,795.35
                                  7/31/2010        16,879.33        17,255.24
                                  8/31/2010        16,298.93        16,739.48
                                  9/30/2010        17,902.86        18,345.25
                                 10/31/2010        18,552.48        18,998.78
                                 11/30/2010        17,740.45        18,194.20
  2011                           12/31/2010        19,165.33        19,659.22
                                  1/31/2011        19,598.50        20,082.72
                                  2/28/2011        20,368.57        20,827.38
                                  3/31/2011        19,902.08        20,410.15
                                  4/30/2011        21,041.00        21,521.72
                                  5/31/2011        20,442.59        20,883.72
                                  6/30/2011        20,153.06        20,586.29
                                  7/31/2011        19,741.57        20,246.71
                                  8/31/2011        18,085.83        18,534.99
                                  9/30/2011        16,094.57        16,673.65
  10/11                          10/31/2011        17,651.79        18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -4.86% -1.76% 5.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
SEPTEMBER 15, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                              International Core    MSCI WORLD
                                                    Equity            EX USA
                                  ROUNDED   Portfolio-Institutional   INDEX
                                 DICE - 306          Class          (NET DIV.)
  9/15/2005                      ---------- ----------------------- ----------
  09/05                           9/15/2005        10,000.00        10,000.00
                                  9/30/2005        10,100.00        10,170.84
                                 10/31/2005         9,860.00         9,842.19
                                 11/30/2005        10,070.00        10,102.83
                                 12/31/2005        10,636.31        10,571.26
                                  1/31/2006        11,328.67        11,239.89
                                  2/28/2006        11,338.71        11,202.14
                                  3/31/2006        11,781.28        11,557.40
                                  4/30/2006        12,343.25        12,110.04
                                  5/31/2006        11,841.49        11,649.96
                                  6/30/2006        11,702.59        11,634.96
                                  7/31/2006        11,763.43        11,743.97
                                  8/31/2006        12,108.22        12,077.74
                                  9/30/2006        12,173.07        12,068.02
                                 10/31/2006        12,651.84        12,544.95
                                 11/30/2006        13,096.89        12,918.61
  2007                           12/31/2006        13,502.22        13,289.02
                                  1/31/2007        13,748.65        13,370.09
                                  2/28/2007        13,820.53        13,477.04
                                  3/31/2007        14,258.15        13,822.37
                                  4/30/2007        14,792.32        14,451.26
                                  5/31/2007        15,203.22        14,772.18
                                  6/30/2007        15,111.55        14,787.00
                                  7/31/2007        14,851.72        14,582.59
                                  8/31/2007        14,571.11        14,371.51
                                  9/30/2007        15,193.08        15,188.01
                                 10/31/2007        15,913.09        15,848.24
                                 11/30/2007        15,040.00        15,228.49
  2008                           12/31/2007        14,649.07        14,942.22
                                  1/31/2008        13,545.08        13,595.01
                                  2/29/2008        13,566.31        13,841.38
                                  3/31/2008        13,628.77        13,643.80
                                  4/30/2008        14,192.20        14,402.20
                                  5/31/2008        14,426.08        14,620.75
                                  6/30/2008        13,086.00        13,483.80
                                  7/31/2008        12,566.88        13,003.96
                                  8/31/2008        12,091.03        12,501.06
                                  9/30/2008        10,548.31        10,696.18
                                 10/31/2008         8,157.76         8,471.16
                                 11/30/2008         7,665.67         8,011.77
  2009                           12/31/2008         8,201.80         8,434.12
                                  1/31/2009         7,312.45         7,647.15
                                  2/28/2009         6,543.87         6,873.02
                                  3/31/2009         7,095.45         7,325.92
                                  4/30/2009         8,164.17         8,270.66
                                  5/31/2009         9,398.16         9,316.62
                                  6/30/2009         9,319.18         9,220.14
                                  7/31/2009        10,245.52        10,085.89
                                  8/31/2009        10,814.71        10,569.26
                                  9/30/2009        11,340.07        11,005.33
                                 10/31/2009        10,997.28        10,828.66
                                 11/30/2009        11,289.34        11,096.59
  2010                           12/31/2009        11,424.48        11,273.48
                                  1/31/2010        10,940.01        10,745.04
                                  2/28/2010        10,951.27        10,734.28
                                  3/31/2010        11,768.61        11,425.28
                                  4/30/2010        11,712.20        11,254.92
                                  5/31/2010        10,335.62        10,012.95
                                  6/30/2010        10,163.34         9,868.10
                                  7/31/2010        11,237.98        10,780.16
                                  8/31/2010        10,780.69        10,457.94
                                  9/30/2010        11,933.21        11,461.14
                                 10/31/2010        12,369.23        11,869.43
                                 11/30/2010        11,875.84        11,366.77
  2011                           12/31/2010        13,013.38        12,282.04
                                  1/31/2011        13,348.54        12,546.62
                                  2/28/2011        13,799.27        13,011.84
                                  3/31/2011        13,557.45        12,751.18
                                  4/30/2011        14,287.47        13,445.63
                                  5/31/2011        13,847.14        13,047.04
                                  6/30/2011        13,602.18        12,861.23
                                  7/31/2011        13,296.78        12,649.07
                                  8/31/2011        12,122.15        11,579.68
                                  9/30/2011        10,709.05        10,416.81
  10/11                          10/31/2011        11,690.12        11,429.88

                    AVERAGE ANNUAL   ONE    FIVE    FROM
                    TOTAL RETURN     YEAR   YEAR  9/15/2005
                    --------------  -----  -----  ---------
                                    -5.49% -1.57%   2.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                 International MSCI WORLD
                                                 Small Company   EX USA
                                                  Portfolio-   SMALL CAP
                                       ROUNDED   Institutional INDEX (NET
                                      INTS - 89      Class       DIV.)
       10/31/2001                     ---------- ------------- ----------
       10/01                          10/31/2001   10,000.00   10,000.00
                                      11/30/2001   10,092.11   10,395.60
                                      12/31/2001    9,830.81   10,209.62
                                       1/31/2002    9,709.94   10,017.36
                                       2/28/2002   10,045.69   10,177.18
                                       3/31/2002   10,542.60   10,844.42
                                       4/30/2002   10,918.64   11,202.09
                                       5/31/2002   11,549.86   11,725.29
                                       6/30/2002   11,254.39   11,244.36
                                       7/31/2002   10,663.47   10,330.82
                                       8/31/2002   10,569.46   10,210.76
                                       9/30/2002    9,817.38    9,424.37
                                      10/31/2002    9,696.51    9,347.03
                                      11/30/2002    9,951.68    9,609.09
       2003                           12/31/2002   10,018.32    9,452.36
                                       1/31/2003    9,990.95    9,350.69
                                       2/28/2003   10,045.70    9,282.15
                                       3/31/2003   10,004.64    9,192.36
                                       4/30/2003   10,825.81   10,034.96
                                       5/31/2003   11,824.91   10,922.10
                                       6/30/2003   12,358.67   11,491.68
                                       7/31/2003   12,782.94   11,838.49
                                       8/31/2003   13,439.88   12,617.69
                                       9/30/2003   14,206.31   13,338.97
                                      10/31/2003   14,972.74   14,402.49
                                      11/30/2003   15,054.86   14,415.18
       2004                           12/31/2003   15,907.17   15,295.01
                                       1/31/2004   16,797.08   15,952.89
                                       2/29/2004   17,297.66   16,435.87
                                       3/31/2004   17,992.90   17,069.31
                                       4/30/2004   17,450.61   16,459.75
                                       5/31/2004   17,255.94   16,282.23
                                       6/30/2004   18,059.81   17,104.49
                                       7/31/2004   17,400.28   16,350.20
                                       8/31/2004   17,554.64   16,434.96
                                       9/30/2004   17,972.30   16,884.59
                                      10/31/2004   18,549.78   17,509.34
                                      11/30/2004   19,887.84   18,909.51
       2005                           12/31/2004   20,825.43   19,791.06
                                       1/31/2005   21,319.20   20,095.96
                                       2/28/2005   22,263.17   20,949.86
                                       3/31/2005   21,871.06   20,608.76
                                       4/30/2005   21,348.25   20,028.33
                                       5/31/2005   20,985.18   20,075.51
                                       6/30/2005   21,513.92   20,607.96
                                       7/31/2005   22,291.18   21,503.33
                                       8/31/2005   23,273.75   22,163.26
                                       9/30/2005   23,828.85   23,061.72
                                      10/31/2005   23,358.15   22,221.52
                                      11/30/2005   23,814.14   22,962.34
       2006                           12/31/2005   25,397.98   24,747.26
                                       1/31/2006   27,153.32   26,511.50
                                       2/28/2006   26,982.44   26,178.73
                                       3/31/2006   28,225.16   27,409.50
                                       4/30/2006   29,561.08   28,685.27
                                       5/31/2006   28,069.82   27,100.04
                                       6/30/2006   27,530.93   26,440.10
                                       7/31/2006   27,232.87   25,794.33
                                       8/31/2006   27,954.48   26,548.51
                                       9/30/2006   28,161.30   26,477.11
                                      10/31/2006   29,279.57   27,528.30
                                      11/30/2006   30,602.58   28,712.35
       2007                           12/31/2006   31,716.35   29,562.37
                                       1/31/2007   32,603.75   30,165.41
                                       2/28/2007   33,063.88   30,694.69
                                       3/31/2007   34,300.44   31,712.11
                                       4/30/2007   35,435.02   32,934.91
                                       5/31/2007   36,158.52   33,421.63
                                       6/30/2007   36,100.06   33,348.81
                                       7/31/2007   36,116.65   33,143.54
                                       8/31/2007   34,722.45   31,395.61
                                       9/30/2007   35,485.80   32,104.61
                                      10/31/2007   37,402.60   34,272.26
                                      11/30/2007   34,669.07   31,454.54
       2008                           12/31/2007   33,511.63   30,532.88
                                       1/31/2008   30,962.61   27,573.14
                                       2/29/2008   31,746.93   28,882.57
                                       3/31/2008   31,788.51   28,563.67
                                       4/30/2008   32,467.14   29,258.70
                                       5/31/2008   33,324.36   29,849.74
                                       6/30/2008   30,856.82   27,544.85
                                       7/31/2008   29,372.79   26,155.91
                                       8/31/2008   28,214.53   25,188.75
                                       9/30/2008   23,936.89   20,758.01
                                      10/31/2008   18,330.38   15,633.84
                                      11/30/2008   17,383.82   14,876.27
       2009                           12/31/2008   18,810.26   15,868.29
                                       1/31/2009   17,323.79   14,946.71
                                       2/28/2009   15,745.57   13,581.48
                                       3/31/2009   16,787.19   14,453.64
                                       4/30/2009   19,012.00   16,681.70
                                       5/31/2009   21,843.58   19,150.28
                                       6/30/2009   22,073.21   19,380.32
                                       7/31/2009   23,728.23   20,937.71
                                       8/31/2009   25,234.49   22,551.53
                                       9/30/2009   26,576.61   23,819.00
                                      10/31/2009   26,091.70   23,451.56
                                      11/30/2009   26,446.06   23,634.35
       2010                           12/31/2009   26,702.83   23,933.21
                                       1/31/2010   26,290.00   23,617.85
                                       2/28/2010   26,252.46   23,482.65
                                       3/31/2010   28,127.68   25,228.40
                                       4/30/2010   28,559.54   25,726.95
                                       5/31/2010   25,179.72   22,635.77
                                       6/30/2010   25,120.59   22,423.39
                                       7/31/2010   27,416.35   24,346.48
                                       8/31/2010   26,600.50   23,713.92
                                       9/30/2010   29,526.13   26,404.59
                                      10/31/2010   30,685.89   27,492.88
                                      11/30/2010   29,830.33   26,772.19
       2011                           12/31/2010   33,087.83   29,798.98
                                       1/31/2011   33,492.28   29,955.31
                                       2/28/2011   34,513.03   30,807.03
                                       3/31/2011   34,459.12   30,778.57
                                       4/30/2011   36,097.27   32,304.59
                                       5/31/2011   35,095.11   31,410.01
                                       6/30/2011   34,382.80   30,730.42
                                       7/31/2011   34,051.64   30,562.75
                                       8/31/2011   31,382.83   28,148.42
                                       9/30/2011   27,673.54   24,916.75
       10/11                          10/31/2011   29,788.71   26,939.66

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -2.92% 0.35% 11.53%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                Japanese Small    MSCI
                                                   Company       JAPAN
                                                  Portfolio-   SMALL CAP
                                      ROUNDED   Institutional    INDEX
                                      JAPF - 6      Class      (NET DIV.)
      10/31/2001                     ---------- -------------- ----------
      10/01                          10/31/2001   10,000.00    10,000.00
                                     11/30/2001    9,334.81     9,612.18
                                     12/31/2001    8,281.19     8,450.66
                                      1/31/2002    7,832.35     7,877.64
                                      2/28/2002    8,460.73     8,289.40
                                      3/31/2002    8,887.13     8,875.95
                                      4/30/2002    9,257.43     9,462.07
                                      5/31/2002   10,166.34    10,453.56
                                      6/30/2002    9,706.28     9,993.50
                                      7/31/2002    9,594.06     9,677.48
                                      8/31/2002    9,459.41     9,452.00
                                      9/30/2002    9,190.10     9,074.03
                                     10/31/2002    8,460.73     8,135.29
                                     11/30/2002    8,404.62     8,196.37
      2003                           12/31/2002    8,340.30     8,013.23
                                      1/31/2003    8,340.30     7,966.77
                                      2/28/2003    8,953.89     8,370.73
                                      3/31/2003    9,022.06     8,235.14
                                      4/30/2003    9,419.76     8,492.03
                                      5/31/2003    9,999.26     8,880.07
                                      6/30/2003   10,771.94     9,876.75
                                      7/31/2003   10,908.29     9,992.74
                                      8/31/2003   11,851.40    11,252.49
                                      9/30/2003   12,601.35    12,071.13
                                     10/31/2003   13,089.95    12,965.80
                                     11/30/2003   12,271.82    12,074.92
      2004                           12/31/2003   12,993.55    12,938.18
                                      1/31/2004   13,606.23    13,409.29
                                      2/29/2004   13,687.15    13,374.63
                                      3/31/2004   16,438.45    15,826.55
                                      4/30/2004   15,906.69    15,323.06
                                      5/31/2004   15,143.72    14,562.03
                                      6/30/2004   16,577.17    16,093.72
                                      7/31/2004   15,536.77    14,774.84
                                      8/31/2004   15,767.97    14,929.06
                                      9/30/2004   15,386.48    14,478.43
                                     10/31/2004   15,687.05    14,746.14
                                     11/30/2004   16,172.57    15,387.82
      2005                           12/31/2004   16,945.25    16,132.71
                                      1/31/2005   17,623.53    16,681.47
                                      2/28/2005   18,266.72    17,000.41
                                      3/31/2005   18,371.97    16,960.77
                                      4/30/2005   17,869.11    16,822.91
                                      5/31/2005   17,553.36    16,513.06
                                      6/30/2005   17,883.03    16,736.48
                                      7/31/2005   18,257.79    17,210.51
                                      8/31/2005   19,253.24    17,801.18
                                      9/30/2005   20,037.89    18,913.75
                                     10/31/2005   20,646.88    19,291.61
                                     11/30/2005   21,045.06    20,116.10
      2006                           12/31/2005   23,433.25    22,836.49
                                      1/31/2006   24,422.89    23,564.37
                                      2/28/2006   22,950.21    22,029.98
                                      3/31/2006   23,963.42    23,018.22
                                      4/30/2006   24,422.89    23,132.47
                                      5/31/2006   22,691.02    21,276.86
                                      6/30/2006   21,821.10    20,610.49
                                      7/31/2006   20,779.18    19,247.96
                                      8/31/2006   21,110.70    19,759.90
                                      9/30/2006   20,735.78    19,327.46
                                     10/31/2006   20,569.80    19,203.45
                                     11/30/2006   20,427.53    19,041.76
      2007                           12/31/2006   20,604.92    19,152.66
                                      1/31/2007   21,022.51    19,525.00
                                      2/28/2007   21,869.61    20,295.43
                                      3/31/2007   21,690.64    20,108.45
                                      4/30/2007   21,392.37    19,764.20
                                      5/31/2007   20,950.92    19,293.11
                                      6/30/2007   21,288.71    19,419.79
                                      7/31/2007   21,396.71    19,414.82
                                      8/31/2007   20,496.68    18,232.06
                                      9/30/2007   20,467.04    18,121.39
                                     10/31/2007   20,599.16    18,776.67
                                     11/30/2007   20,118.71    17,987.27
      2008                           12/31/2007   18,847.24    16,911.13
                                      1/31/2008   18,327.07    16,080.52
                                      2/29/2008   18,169.81    16,256.79
                                      3/31/2008   18,526.52    16,262.06
                                      4/30/2008   18,659.72    16,463.98
                                      5/31/2008   19,337.81    16,971.30
                                      6/30/2008   18,420.05    15,929.21
                                      7/31/2008   17,906.34    15,407.85
                                      8/31/2008   16,915.62    14,727.10
                                      9/30/2008   15,804.74    13,289.05
                                     10/31/2008   14,653.97    11,886.37
                                     11/30/2008   15,033.48    12,371.81
      2009                           12/31/2008   16,563.40    13,335.23
                                      1/31/2009   15,426.22    12,636.29
                                      2/28/2009   13,411.41    10,974.99
                                      3/31/2009   14,032.87    11,362.30
                                      4/30/2009   14,589.73    11,943.61
                                      5/31/2009   16,384.05    13,405.20
                                      6/30/2009   17,468.24    14,257.97
                                      7/31/2009   17,830.34    14,614.88
                                      8/31/2009   18,766.81    15,434.15
                                      9/30/2009   18,564.47    15,373.22
                                     10/31/2009   17,889.86    14,810.53
                                     11/30/2009   17,165.27    14,281.12
      2010                           12/31/2009   17,094.20    14,014.45
                                      1/31/2010   17,320.78    14,316.74
                                      2/28/2010   17,648.06    14,588.56
                                      3/31/2010   18,544.40    15,252.36
                                      4/30/2010   19,085.75    15,665.44
                                      5/31/2010   17,486.88    14,578.75
                                      6/30/2010   17,756.80    14,643.15
                                      7/31/2010   18,061.64    14,820.66
                                      8/31/2010   17,566.28    14,506.95
                                      9/30/2010   18,342.37    15,100.17
                                     10/31/2010   17,948.59    14,976.12
                                     11/30/2010   18,393.18    15,267.84
      2011                           12/31/2010   20,085.70    16,808.33
                                      1/31/2011   20,533.19    17,008.22
                                      2/28/2011   21,479.30    17,692.38
                                      3/31/2011   20,136.84    16,600.65
                                      4/30/2011   20,034.56    16,615.70
                                      5/31/2011   19,702.14    16,368.73
                                      6/30/2011   20,682.37    16,978.44
                                      7/31/2011   21,430.71    17,683.68
                                      8/31/2011   20,850.10    16,960.86
                                      9/30/2011   20,736.64    16,976.25
      10/11                          10/31/2011   19,665.61    16,350.07

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       9.57% -0.90% 7.00%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

      10/31/2001                        ROUNDED  $   47,226   $   44,164
                                                Asia Pacific
                                                    Small        MSCI
                                                   Company    PACIFIC EX
                                                 Portfolio-   JAPAN SMALL
                                                Institutional  CAP INDEX
                                     PRFD - 27      Class     (NET DIV.)
      -                              ---------- ------------- -----------
      10/01                          10/31/2001   10,000.00    10,000.00
                                     11/30/2001   10,547.95    10,540.34
                                     12/31/2001   10,708.44    10,696.29
                                      1/31/2002   11,206.84    11,048.01
                                      2/28/2002   11,320.76    11,116.83
                                      3/31/2002   11,804.92    11,635.32
                                      4/30/2002   11,876.12    11,658.69
                                      5/31/2002   12,545.39    12,522.73
                                      6/30/2002   12,146.67    12,105.21
                                      7/31/2002   11,420.44    11,327.86
                                      8/31/2002   11,619.80    11,600.69
                                      9/30/2002   10,836.60    10,932.32
                                     10/31/2002   11,164.12    11,188.80
                                     11/30/2002   11,278.04    11,438.25
      2003                           12/31/2002   11,419.16    11,624.82
                                      1/31/2003   11,793.31    12,055.00
                                      2/28/2003   11,853.17    11,866.69
                                      3/31/2003   11,613.72    11,838.56
                                      4/30/2003   11,942.97    12,491.67
                                      5/31/2003   13,155.23    13,379.83
                                      6/30/2003   13,768.84    14,093.87
                                      7/31/2003   14,696.74    14,415.18
                                      8/31/2003   15,729.40    15,115.04
                                      9/30/2003   16,986.55    16,317.91
                                     10/31/2003   17,974.32    17,665.90
                                     11/30/2003   18,109.01    17,587.77
      2004                           12/31/2003   18,908.72    18,740.21
                                      1/31/2004   20,091.49    19,507.16
                                      2/29/2004   20,682.87    20,096.75
                                      3/31/2004   20,029.24    20,136.47
                                      4/30/2004   18,566.34    18,997.55
                                      5/31/2004   18,426.28    18,911.52
                                      6/30/2004   18,489.59    18,933.81
                                      7/31/2004   18,819.20    19,648.28
                                      8/31/2004   19,258.68    20,295.55
                                      9/30/2004   20,440.48    21,507.08
                                     10/31/2004   21,403.32    22,883.75
                                     11/30/2004   22,950.16    24,644.82
      2005                           12/31/2004   23,466.63    25,686.55
                                      1/31/2005   23,998.87    25,910.67
                                      2/28/2005   24,676.26    26,735.96
                                      3/31/2005   23,837.59    25,975.82
                                      4/30/2005   23,031.17    25,553.33
                                      5/31/2005   22,498.94    25,881.67
                                      6/30/2005   23,511.21    27,296.65
                                      7/31/2005   24,291.12    28,433.08
                                      8/31/2005   24,924.80    28,410.57
                                      9/30/2005   25,836.87    29,843.62
                                     10/31/2005   24,366.08    28,090.23
                                     11/30/2005   24,970.73    29,155.56
      2006                           12/31/2005   25,343.42    29,727.83
                                      1/31/2006   27,048.58    31,429.05
                                      2/28/2006   27,433.08    31,744.73
                                      3/31/2006   28,820.61    33,088.83
                                      4/30/2006   30,458.91    35,223.04
                                      5/31/2006   28,737.03    33,424.53
                                      6/30/2006   28,536.65    33,017.40
                                      7/31/2006   29,076.03    33,356.24
                                      8/31/2006   29,783.97    34,444.29
                                      9/30/2006   30,085.32    35,013.74
                                     10/31/2006   32,542.99    37,454.98
                                     11/30/2006   34,339.63    39,731.51
      2007                           12/31/2006   35,307.16    41,214.77
                                      1/31/2007   36,223.11    42,261.59
                                      2/28/2007   37,173.62    43,067.41
                                      3/31/2007   39,109.20    45,289.34
                                      4/30/2007   41,839.76    48,429.84
                                      5/31/2007   45,399.86    50,331.04
                                      6/30/2007   47,251.52    51,639.92
                                      7/31/2007   47,983.03    51,626.14
                                      8/31/2007   44,377.77    48,303.77
                                      9/30/2007   49,572.02    52,590.28
                                     10/31/2007   53,898.63    56,185.13
                                     11/30/2007   50,325.24    51,671.82
      2008                           12/31/2007   49,448.46    50,960.73
                                      1/31/2008   44,466.38    44,132.03
                                      2/29/2008   45,813.84    46,753.63
                                      3/31/2008   43,587.72    43,804.20
                                      4/30/2008   46,618.36    46,734.65
                                      5/31/2008   48,650.67    47,238.82
                                      6/30/2008   43,843.03    41,953.90
                                      7/31/2008   41,250.26    40,024.66
                                      8/31/2008   38,351.40    36,773.53
                                      9/30/2008   31,760.49    29,594.72
                                     10/31/2008   21,185.75    19,141.79
                                     11/30/2008   19,154.24    17,052.75
      2009                           12/31/2008   21,241.81    19,034.03
                                      1/31/2009   18,614.54    16,938.03
                                      2/28/2009   17,589.71    15,886.23
                                      3/31/2009   20,316.82    18,163.07
                                      4/30/2009   23,341.93    21,414.23
                                      5/31/2009   29,373.49    26,548.71
                                      6/30/2009   29,585.49    27,296.09
                                      7/31/2009   33,847.01    31,237.80
                                      8/31/2009   35,393.22    32,843.12
                                      9/30/2009   38,139.14    35,594.15
                                     10/31/2009   38,971.95    36,447.47
                                     11/30/2009   40,789.00    37,495.39
      2010                           12/31/2009   41,855.25    38,993.74
                                      1/31/2010   39,576.76    36,500.35
                                      2/28/2010   40,266.05    36,957.83
                                      3/31/2010   43,576.62    40,003.60
                                      4/30/2010   44,152.02    41,122.24
                                      5/31/2010   38,033.65    34,913.27
                                      6/30/2010   37,555.64    34,714.24
                                      7/31/2010   41,713.38    38,246.22
                                      8/31/2010   41,655.09    38,161.09
                                      9/30/2010   47,973.93    43,890.56
                                     10/31/2010   50,022.43    45,838.85
                                     11/30/2010   49,339.60    45,226.66
      2011                           12/31/2010   54,166.33    49,791.31
                                      1/31/2011   52,994.51    48,343.35
                                      2/28/2011   53,317.77    48,608.02
                                      3/31/2011   54,436.38    50,100.04
                                      4/30/2011   56,722.26    52,126.61
                                      5/31/2011   55,043.25    50,933.42
                                      6/30/2011   53,172.18    49,122.18
                                      7/31/2011   54,030.79    49,846.74
                                      8/31/2011   50,248.84    46,379.74
                                      9/30/2011   40,868.72    37,947.11
      10/11                          10/31/2011   47,225.62    44,164.23

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -5.59% 7.73% 16.79%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                United Kingdom
                                                Small Company   MSCI UK
                                                  Portfolio-   SMALL CAP
                                      ROUNDED   Institutional    INDEX
                                      UKF - 7       Class      (NET DIV.)
      10/31/2001                     ---------- -------------- ----------
      10/01                          10/31/2001   10,000.00    10,000.00
                                     11/30/2001   10,663.60    10,936.71
                                     12/31/2001   11,097.57    11,303.48
                                      1/31/2002   10,792.07    10,713.26
                                      2/28/2002   10,898.64    10,717.24
                                      3/31/2002   11,445.71    11,515.80
                                      4/30/2002   11,943.04    11,944.79
                                      5/31/2002   12,070.92    11,810.27
                                      6/30/2002   11,587.80    11,087.75
                                      7/31/2002   10,749.44     9,862.08
                                      8/31/2002   10,756.55     9,944.34
                                      9/30/2002    9,840.04     9,255.93
                                     10/31/2002    9,797.41     9,267.18
                                     11/30/2002   10,117.12     9,438.37
      2003                           12/31/2002   10,091.59     9,165.00
                                      1/31/2003    9,841.95     8,476.23
                                      2/28/2003    9,516.66     8,230.16
                                      3/31/2003    9,425.88     8,220.08
                                      4/30/2003   10,310.98     9,320.73
                                      5/31/2003   11,544.06    10,677.75
                                      6/30/2003   12,194.64    11,029.52
                                      7/31/2003   12,686.36    11,727.54
                                      8/31/2003   13,215.90    12,285.65
                                      9/30/2003   13,722.75    12,608.01
                                     10/31/2003   14,501.94    13,630.49
                                     11/30/2003   14,570.02    13,744.04
      2004                           12/31/2003   15,375.33    14,514.71
                                      1/31/2004   16,518.62    15,744.72
                                      2/29/2004   17,464.79    16,811.38
                                      3/31/2004   17,228.25    16,747.28
                                      4/30/2004   16,597.47    16,164.56
                                      5/31/2004   16,621.12    16,155.31
                                      6/30/2004   17,182.68    16,715.76
                                      7/31/2004   16,538.33    15,959.27
                                      8/31/2004   16,419.00    15,740.85
                                      9/30/2004   16,879.98    16,258.19
                                     10/31/2004   17,408.73    16,876.88
                                     11/30/2004   18,802.71    18,241.41
      2005                           12/31/2004   19,575.71    19,293.66
                                      1/31/2005   20,123.93    19,726.86
                                      2/28/2005   20,807.09    20,193.81
                                      3/31/2005   20,330.85    19,941.65
                                      4/30/2005   19,638.23    19,040.32
                                      5/31/2005   19,249.69    18,871.47
                                      6/30/2005   19,596.35    19,161.83
                                      7/31/2005   19,979.10    19,730.96
                                      8/31/2005   21,101.80    20,685.84
                                      9/30/2005   20,849.94    20,721.81
                                     10/31/2005   20,258.64    20,090.81
                                     11/30/2005   21,124.17    21,093.61
      2006                           12/31/2005   22,047.47    22,005.02
                                      1/31/2006   23,765.22    23,797.00
                                      2/28/2006   24,085.01    24,170.09
                                      3/31/2006   24,477.90    24,659.07
                                      4/30/2006   25,702.25    25,964.07
                                      5/31/2006   25,172.31    25,387.80
                                      6/30/2006   25,142.09    25,172.31
                                      7/31/2006   25,316.62    24,976.62
                                      8/31/2006   26,373.01    25,875.37
                                      9/30/2006   27,133.76    26,633.97
                                     10/31/2006   28,657.61    28,159.38
                                     11/30/2006   30,449.29    29,984.30
      2007                           12/31/2006   32,101.73    31,391.24
                                      1/31/2007   32,307.45    31,318.01
                                      2/28/2007   32,297.65    31,415.74
                                      3/31/2007   33,796.45    32,715.16
                                      4/30/2007   34,952.39    34,339.00
                                      5/31/2007   35,412.81    34,559.59
                                      6/30/2007   34,105.75    33,553.76
                                      7/31/2007   33,908.38    33,365.13
                                      8/31/2007   33,701.14    32,142.02
                                      9/30/2007   32,527.80    30,320.58
                                     10/31/2007   35,116.93    33,652.34
                                     11/30/2007   31,039.79    29,758.35
      2008                           12/31/2007   29,394.81    28,264.30
                                      1/31/2008   27,410.09    25,990.00
                                      2/29/2008   27,796.59    26,870.55
                                      3/31/2008   27,681.28    26,532.84
                                      4/30/2008   28,141.59    27,026.34
                                      5/31/2008   28,214.82    27,154.23
                                      6/30/2008   25,960.48    25,297.80
                                      7/31/2008   25,039.74    24,288.46
                                      8/31/2008   24,616.42    23,652.70
                                      9/30/2008   20,809.36    19,303.37
                                     10/31/2008   15,220.38    13,947.23
                                     11/30/2008   14,132.44    12,653.82
      2009                           12/31/2008   13,809.16    12,332.82
                                      1/31/2009   13,475.24    12,265.18
                                      2/28/2009   12,915.12    11,858.58
                                      3/31/2009   13,468.89    12,546.32
                                      4/30/2009   16,285.70    15,428.40
                                      5/31/2009   17,947.73    17,057.98
                                      6/30/2009   18,025.70    17,178.38
                                      7/31/2009   19,586.03    18,759.16
                                      8/31/2009   21,102.72    20,567.85
                                      9/30/2009   21,714.63    21,042.33
                                     10/31/2009   21,736.56    21,072.79
                                     11/30/2009   21,659.83    20,853.53
      2010                           12/31/2009   22,105.52    21,368.65
                                      1/31/2010   21,884.25    21,269.47
                                      2/28/2010   21,131.91    20,316.81
                                      3/31/2010   22,894.02    22,107.47
                                      4/30/2010   23,725.12    22,989.86
                                      5/31/2010   21,032.35    20,226.43
                                      6/30/2010   21,429.30    20,313.81
                                      7/31/2010   24,314.87    22,757.26
                                      8/31/2010   23,408.93    22,139.12
                                      9/30/2010   25,901.11    24,578.39
                                     10/31/2010   27,250.13    25,626.08
                                     11/30/2010   25,901.11    24,558.85
      2011                           12/31/2010   28,533.50    27,128.52
                                      1/31/2011   28,941.93    27,390.91
                                      2/28/2011   29,804.17    28,113.28
                                      3/31/2011   29,236.44    27,628.21
                                      4/30/2011   31,817.79    30,160.70
                                      5/31/2011   31,613.11    29,778.97
                                      6/30/2011   30,603.31    28,775.86
                                      7/31/2011   30,385.29    28,696.23
                                      8/31/2011   27,344.47    25,768.96
                                      9/30/2011   24,576.81    23,051.45
      10/11                          10/31/2011   27,173.60    25,570.45

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -0.28% -1.06% 10.51%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                  Continental     MSCI
                                                 Small Company EUROPE EX
                                                  Portfolio-    UK SMALL
                                       ROUNDED   Institutional CAP INDEX
                                      CONF - 12      Class     (NET DIV.)
       10/31/2001                     ---------- ------------- ----------
       10/01                          10/31/2001   10,000.00   10,000.00
                                      11/30/2001   10,418.41   10,756.14
                                      12/31/2001   10,496.77   10,854.44
                                       1/31/2002   10,508.75   10,862.21
                                       2/28/2002   10,664.53   10,914.49
                                       3/31/2002   11,203.74   11,613.59
                                       4/30/2002   11,647.10   11,931.29
                                       5/31/2002   12,114.42   12,138.16
                                       6/30/2002   12,114.42   11,861.08
                                       7/31/2002   11,155.81   10,602.31
                                       8/31/2002   11,000.04   10,326.98
                                       9/30/2002    9,849.71    9,021.19
                                      10/31/2002   10,149.27    9,563.57
                                      11/30/2002   10,700.47   10,087.76
       2003                           12/31/2002   10,901.68    9,850.93
                                       1/31/2003   10,811.26    9,720.16
                                       2/28/2003   10,501.26    9,292.75
                                       3/31/2003   10,423.76    9,271.06
                                       4/30/2003   11,728.34   10,633.78
                                       5/31/2003   12,903.76   11,679.16
                                       6/30/2003   13,123.35   11,852.81
                                       7/31/2003   13,575.43   12,274.82
                                       8/31/2003   13,872.51   12,628.64
                                       9/30/2003   14,582.93   13,344.66
                                      10/31/2003   15,474.18   14,459.38
                                      11/30/2003   16,275.02   15,228.81
       2004                           12/31/2003   17,273.62   16,025.45
                                       1/31/2004   18,113.20   16,831.49
                                       2/29/2004   18,704.02   17,399.32
                                       3/31/2004   18,315.32   16,798.90
                                       4/30/2004   18,097.65   16,534.35
                                       5/31/2004   18,284.22   16,587.01
                                       6/30/2004   18,836.67   17,178.66
                                       7/31/2004   18,212.94   16,488.34
                                       8/31/2004   18,322.09   16,540.62
                                       9/30/2004   19,267.64   17,462.76
                                      10/31/2004   19,988.22   18,202.98
                                      11/30/2004   22,118.63   20,223.29
       2005                           12/31/2004   23,254.65   21,234.33
                                       1/31/2005   23,583.80   21,472.42
                                       2/28/2005   25,081.45   22,976.81
                                       3/31/2005   24,390.23   22,390.05
                                       4/30/2005   23,731.92   21,731.32
                                       5/31/2005   23,781.30   22,040.87
                                       6/30/2005   24,425.41   22,746.24
                                       7/31/2005   25,931.32   24,306.80
                                       8/31/2005   26,791.83   24,996.99
                                       9/30/2005   27,470.37   25,850.55
                                      10/31/2005   26,109.30   24,066.45
                                      11/30/2005   26,192.29   24,373.37
       2006                           12/31/2005   27,532.82   25,785.86
                                       1/31/2006   30,173.46   28,663.11
                                       2/28/2006   31,022.90   29,472.42
                                       3/31/2006   33,017.23   31,376.50
                                       4/30/2006   35,288.54   33,599.80
                                       5/31/2006   33,571.21   31,872.74
                                       6/30/2006   32,949.00   31,146.44
                                       7/31/2006   32,855.76   30,805.67
                                       8/31/2006   33,713.52   31,530.47
                                       9/30/2006   34,151.20   31,861.33
                                      10/31/2006   35,855.01   33,564.19
                                      11/30/2006   38,326.48   35,912.99
       2007                           12/31/2006   40,149.91   37,607.07
                                       1/31/2007   42,001.20   38,811.43
                                       2/28/2007   42,039.77   38,977.52
                                       3/31/2007   44,488.88   41,050.13
                                       4/30/2007   46,822.28   43,534.46
                                       5/31/2007   47,709.36   44,293.47
                                       6/30/2007   47,175.05   43,870.15
                                       7/31/2007   46,902.81   43,549.02
                                       8/31/2007   45,211.04   41,578.04
                                       9/30/2007   46,204.69   42,405.35
                                      10/31/2007   48,431.89   44,942.91
                                      11/30/2007   44,837.11   41,727.51
       2008                           12/31/2007   43,943.07   40,882.27
                                       1/31/2008   39,751.20   35,959.03
                                       2/29/2008   41,448.39   38,135.17
                                       3/31/2008   42,754.01   38,910.66
                                       4/30/2008   43,244.96   39,575.33
                                       5/31/2008   44,063.22   40,190.70
                                       6/30/2008   40,333.39   36,476.45
                                       7/31/2008   38,191.98   34,405.48
                                       8/31/2008   37,131.67   33,465.93
                                       9/30/2008   30,658.55   26,537.01
                                      10/31/2008   22,470.37   19,070.42
                                      11/30/2008   20,711.27   17,489.52
       2009                           12/31/2008   22,870.01   19,105.69
                                       1/31/2009   20,270.67   17,389.96
                                       2/28/2009   18,509.82   15,858.85
                                       3/31/2009   19,839.69   17,085.09
                                       4/30/2009   23,069.41   20,641.43
                                       5/31/2009   26,424.96   23,722.81
                                       6/30/2009   26,084.03   23,418.72
                                       7/31/2009   28,152.84   25,521.22
                                       8/31/2009   30,498.91   28,140.39
                                       9/30/2009   33,101.82   30,837.40
                                      10/31/2009   32,159.72   29,995.79
                                      11/30/2009   33,123.23   30,612.47
       2010                           12/31/2009   33,008.15   30,750.49
                                       1/31/2010   32,449.42   30,340.42
                                       2/28/2010   31,761.75   29,476.79
                                       3/31/2010   34,104.13   31,867.58
                                       4/30/2010   33,781.78   31,666.40
                                       5/31/2010   28,968.09   26,767.57
                                       6/30/2010   28,764.08   26,367.41
                                       7/31/2010   32,209.66   29,526.59
                                       8/31/2010   30,726.75   28,123.38
                                       9/30/2010   34,971.79   32,463.01
                                      10/31/2010   36,957.09   34,545.61
                                      11/30/2010   34,055.50   31,928.47
       2011                           12/31/2010   38,478.41   36,398.58
                                       1/31/2011   39,553.35   37,221.62
                                       2/28/2011   40,211.48   37,852.76
                                       3/31/2011   41,571.60   39,130.12
                                       4/30/2011   44,357.67   41,863.46
                                       5/31/2011   42,843.98   40,266.66
                                       6/30/2011   41,451.69   38,966.49
                                       7/31/2011   39,091.93   36,601.48
                                       8/31/2011   35,084.78   32,777.62
                                       9/30/2011   29,769.07   27,853.45
       10/11                          10/31/2011   32,837.82   30,905.90

                     AVERAGE ANNUAL   ONE    FIVE    TEN
                     TOTAL RETURN     YEAR   YEARS  YEARS
                     --------------  ------  -----  -----
                                     -11.09% -1.74% 12.63%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX US REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2011

GROWTH OF $10,000

                                                 International
                                                  Real Estate     S&P
                                                  Securities   GLOBAL EX
                                                  Portfolio-    US REIT
                                       ROUNDED   Institutional   INDEX
                                      RENT - 340     Class     (NET DIV.)
       3/1/2007                       ---------- ------------- ----------
       03/07                            3/1/2007   10,000.00   10,000.00
                                       3/31/2007   10,480.00   10,343.27
                                       4/30/2007   10,570.00   10,491.72
                                       5/31/2007   10,780.00   10,646.63
                                       6/30/2007   10,061.02    9,995.03
                                       7/31/2007    9,458.56    9,512.55
                                       8/31/2007    9,679.46    9,662.11
                                       9/30/2007   10,130.21   10,149.19
                                      10/31/2007   10,211.17   10,249.08
                                      11/30/2007    9,462.29    9,432.93
       2008                           12/31/2007    8,994.76    9,060.72
                                       1/31/2008    8,627.41    8,529.16
                                       2/29/2008    8,585.43    8,635.04
                                       3/31/2008    8,606.07    8,552.22
                                       4/30/2008    8,658.74    8,703.49
                                       5/31/2008    8,332.20    8,347.70
                                       6/30/2008    7,449.80    7,504.99
                                       7/31/2008    7,214.99    7,301.26
                                       8/31/2008    6,969.51    7,087.95
                                       9/30/2008    6,457.20    6,367.96
                                      10/31/2008    4,461.34    4,537.39
                                      11/30/2008    4,151.82    4,233.75
       2009                           12/31/2008    4,324.57    4,362.99
                                       1/31/2009    3,873.40    3,947.40
                                       2/28/2009    3,356.22    3,433.41
                                       3/31/2009    3,587.30    3,636.04
                                       4/30/2009    3,950.43    4,052.54
                                       5/31/2009    4,478.62    4,503.14
                                       6/30/2009    4,577.66    4,609.94
                                       7/31/2009    4,984.81    5,022.02
                                       8/31/2009    5,535.01    5,633.82
                                       9/30/2009    5,887.13    6,016.63
                                      10/31/2009    5,766.09    5,921.55
                                      11/30/2009    5,832.11    5,925.69
       2010                           12/31/2009    5,925.17    6,027.38
                                       1/31/2010    5,703.90    5,831.47
                                       2/28/2010    5,728.49    5,809.07
                                       3/31/2010    5,925.17    6,011.15
                                       4/30/2010    5,974.34    6,081.70
                                       5/31/2010    5,347.41    5,413.77
                                       6/30/2010    5,359.70    5,434.68
                                       7/31/2010    5,986.64    6,026.40
                                       8/31/2010    5,998.93    6,043.94
                                       9/30/2010    6,576.70    6,623.55
                                      10/31/2010    6,859.43    6,894.46
                                      11/30/2010    6,429.18    6,471.12
       2011                           12/31/2010    6,997.24    7,046.48
                                       1/31/2011    7,025.11    7,045.19
                                       2/28/2011    7,317.83    7,329.36
                                       3/31/2011    7,331.76    7,347.93
                                       4/30/2011    7,791.74    7,804.14
                                       5/31/2011    7,749.93    7,760.85
                                       6/30/2011    7,694.17    7,685.02
                                       7/31/2011    7,568.72    7,574.71
                                       8/31/2011    7,262.07    7,261.43
                                       9/30/2011    6,328.18    6,367.00
       10/11                          10/31/2011    6,829.97    6,889.28

                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  3/1/2007
                        --------------  -----  --------
                                        -0.43%  -7.84%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                                                                 S&P
                                                  DFA Global    GLOBAL
                                                  Real Estate    REIT
                                        ROUNDED   Securities    INDEX
                                       GRND - 416  Portfolio  (NET DIV.)
        6/4/2008                       ---------- ----------- ----------
        06/08                            6/4/2008  10,000.00  10,000.00
                                        6/30/2008   9,000.00   8,970.16
                                        7/31/2008   9,020.00   8,994.62
                                        8/31/2008   9,000.00   8,979.20
                                        9/30/2008   8,710.00   8,552.07
                                       10/31/2008   6,040.00   5,938.93
                                       11/30/2008   5,040.00   4,954.84
                                       12/31/2008   5,631.59   5,465.27
                                        1/31/2009   4,816.90   4,697.67
                                        2/28/2009   3,981.83   3,886.94
                                        3/31/2009   4,185.51   4,070.44
                                        4/30/2009   5,051.12   4,921.28
                                        5/31/2009   5,438.10   5,234.90
                                        6/30/2009   5,407.55   5,208.16
                                        7/31/2009   5,937.10   5,715.60
                                        8/31/2009   6,670.33   6,460.23
                                        9/30/2009   7,108.23   6,888.89
                                       10/31/2009   6,874.01   6,673.05
                                       11/30/2009   7,159.15   6,896.88
        2010                           12/31/2009   7,471.24   7,198.88
                                        1/31/2010   7,133.13   6,884.34
                                        2/28/2010   7,362.17   7,065.68
                                        3/31/2010   7,874.80   7,556.93
                                        4/30/2010   8,202.01   7,886.77
                                        5/31/2010   7,591.22   7,269.80
                                        6/30/2010   7,373.08   7,054.41
                                        7/31/2010   8,158.38   7,771.86
                                        8/31/2010   8,114.75   7,722.45
                                        9/30/2010   8,649.19   8,230.82
                                       10/31/2010   9,030.93   8,595.33
                                       11/30/2010   8,681.91   8,264.42
        2011                           12/31/2010   9,248.98   8,788.84
                                        1/31/2011   9,447.51   8,947.22
                                        2/28/2011   9,856.24   9,333.79
                                        3/31/2011   9,786.17   9,257.53
                                        4/30/2011  10,370.07   9,804.23
                                        5/31/2011  10,428.46   9,852.53
                                        6/30/2011  10,194.90   9,617.22
                                        7/31/2011  10,218.26   9,646.76
                                        8/31/2011   9,727.78   9,152.80
                                        9/30/2011   8,583.33   8,093.32
        10/11                          10/31/2011   9,587.64   9,051.92

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  6/4/2008
                         --------------  ----  --------
                                         6.17%  -1.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                                              MSCI WORLD
                                           DFA International    EX USA
                                            Small Cap Value   SMALL CAP
                                ROUNDED       Portfolio-        INDEX
                               SVAL - 66  Institutional Class (NET DIV.)
                               ---------- ------------------- ----------
10/01                          10/31/2001      10,000.00      10,000.00
                               11/30/2001      10,054.42      10,395.60
                               12/31/2001       9,904.10      10,209.62
                                1/31/2002       9,806.46      10,017.36
                                2/28/2002      10,197.04      10,177.18
                                3/31/2002      10,685.27      10,844.42
                                4/30/2002      11,103.76      11,202.09
                                5/31/2002      11,801.23      11,725.29
                                6/30/2002      11,591.99      11,244.36
                                7/31/2002      10,978.21      10,330.82
                                8/31/2002      10,950.31      10,210.76
                                9/30/2002      10,224.94       9,424.37
                               10/31/2002      10,127.30       9,347.03
                               11/30/2002      10,350.49       9,609.09
2003                           12/31/2002      10,477.58       9,452.36
                                1/31/2003      10,506.05       9,350.69
                                2/28/2003      10,562.99       9,282.15
                                3/31/2003      10,463.34       9,192.36
                                4/30/2003      11,459.85      10,034.96
                                5/31/2003      12,612.95      10,922.10
                                6/30/2003      13,324.74      11,491.68
                                7/31/2003      13,865.70      11,838.49
                                8/31/2003      14,634.44      12,617.69
                                9/30/2003      15,460.12      13,338.97
                               10/31/2003      16,342.74      14,402.49
                               11/30/2003      16,413.92      14,415.18
2004                           12/31/2003      17,443.15      15,295.01
                                1/31/2004      18,506.93      15,952.89
                                2/29/2004      19,075.25      16,435.87
                                3/31/2004      19,876.73      17,069.31
                                4/30/2004      19,177.26      16,459.75
                                5/31/2004      18,987.82      16,282.23
                                6/30/2004      19,851.60      17,104.49
                                7/31/2004      19,160.98      16,350.20
                                8/31/2004      19,396.09      16,434.96
                                9/30/2004      19,911.48      16,884.59
                               10/31/2004      20,560.45      17,509.34
                               11/30/2004      22,359.86      18,909.51
2005                           12/31/2004      23,514.07      19,791.06
                                1/31/2005      24,170.63      20,095.96
                                2/28/2005      25,315.79      20,949.86
                                3/31/2005      25,077.29      20,608.76
                                4/30/2005      24,588.57      20,028.33
                                5/31/2005      24,222.04      20,075.51
                                6/30/2005      24,790.73      20,607.96
                                7/31/2005      25,732.93      21,503.33
                                8/31/2005      26,736.91      22,163.26
                                9/30/2005      27,361.74      23,061.72
                               10/31/2005      26,726.50      22,221.52
                               11/30/2005      27,222.30      22,962.34
2006                           12/31/2005      28,976.07      24,747.26
                                1/31/2006      31,099.45      26,511.50
                                2/28/2006      31,164.79      26,178.73
                                3/31/2006      32,651.16      27,409.50
                                4/30/2006      34,006.86      28,685.27
                                5/31/2006      32,373.49      27,100.04
                                6/30/2006      31,770.84      26,440.10
                                7/31/2006      31,655.61      25,794.33
                                8/31/2006      32,462.23      26,548.51
                                9/30/2006      32,770.31      26,477.11
                               10/31/2006      34,207.31      27,528.30
                               11/30/2006      35,859.04      28,712.35
2007                           12/31/2006      37,203.65      29,562.37
                                1/31/2007      38,195.27      30,165.41
                                2/28/2007      38,885.87      30,694.69
                                3/31/2007      40,575.46      31,712.11
                                4/30/2007      41,779.80      32,934.91
                                5/31/2007      42,576.78      33,421.63
                                6/30/2007      42,397.20      33,348.81
                                7/31/2007      42,289.91      33,143.54
                                8/31/2007      40,555.40      31,395.61
                                9/30/2007      41,399.29      32,104.61
                               10/31/2007      43,030.87      34,272.26
                               11/30/2007      39,534.62      31,454.54
2008                           12/31/2007      38,299.58      30,532.88
                                1/31/2008      35,773.69      27,573.14
                                2/29/2008      36,556.91      28,882.57
                                3/31/2008      36,896.70      28,563.67
                                4/30/2008      37,524.39      29,258.70
                                5/31/2008      38,348.24      29,849.74
                                6/30/2008      34,998.28      27,544.85
                                7/31/2008      33,442.80      26,155.91
                                8/31/2008      32,365.93      25,188.75
                                9/30/2008      27,707.86      20,758.01
                               10/31/2008      21,677.45      15,633.84
                               11/30/2008      20,475.37      14,876.27
2009                           12/31/2008      22,337.07      15,868.29
                                1/31/2009      20,453.71      14,946.71
                                2/28/2009      18,205.83      13,581.48
                                3/31/2009      19,393.60      14,453.64
                                4/30/2009      22,537.96      16,681.70
                                5/31/2009      25,641.75      19,150.28
                                6/30/2009      25,556.78      19,380.32
                                7/31/2009      27,936.07      20,937.71
                                8/31/2009      30,356.37      22,551.53
                                9/30/2009      31,786.64      23,819.00
                               10/31/2009      30,636.00      23,451.56
                               11/30/2009      30,800.37      23,634.35
2010                           12/31/2009      31,162.02      23,933.21
                                1/31/2010      30,563.15      23,617.85
                                2/28/2010      30,274.04      23,482.65
                                3/31/2010      32,731.48      25,228.40
                                4/30/2010      33,144.50      25,726.95
                                5/31/2010      28,683.93      22,635.77
                                6/30/2010      28,107.31      22,423.39
                                7/31/2010      30,840.84      24,346.48
                                8/31/2010      29,401.04      23,713.92
                                9/30/2010      32,702.41      26,404.59
                               10/31/2010      33,725.01      27,492.88
                               11/30/2010      32,765.02      26,772.19
2011                           12/31/2010      36,802.66      29,798.98
                                1/31/2011      37,572.94      29,955.31
                                2/28/2011      38,664.18      30,807.03
                                3/31/2011      38,856.76      30,778.57
                                4/30/2011      40,525.71      32,304.59
                                5/31/2011      39,134.92      31,410.01
                                6/30/2011      38,281.28      30,730.42
                                7/31/2011      37,545.52      30,562.75
                                8/31/2011      33,974.90      28,148.42
                                9/30/2011      29,966.27      24,916.75
10/11                          10/31/2011      32,246.31      26,939.66

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -4.39% -1.17% 12.42%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

8/14/2008
                                          International    MSCI
                                             Vector      WORLD EX
                                ROUNDED      Equity     USA INDEX
                               DVEC - 423   Portfolio   (NET DIV.)
                               ---------- ------------- ----------
08/08                           8/14/2008   10,000.00   10,000.00
                                8/31/2008   10,050.00   10,052.07
                                9/30/2008    8,750.00    8,600.77
                               10/31/2008    6,740.00    6,811.64
                               11/30/2008    6,340.00    6,442.25
                               12/31/2008    6,797.59    6,781.85
                                1/31/2009    6,064.61    6,149.06
                                2/28/2009    5,391.88    5,526.58
                                3/31/2009    5,902.99    5,890.75
                                4/30/2009    6,918.67    6,650.42
                                5/31/2009    7,984.62    7,491.47
                                6/30/2009    7,931.87    7,413.89
                                7/31/2009    8,714.89    8,110.04
                                8/31/2009    9,274.18    8,498.72
                                9/30/2009    9,740.44    8,849.36
                               10/31/2009    9,403.86    8,707.30
                               11/30/2009    9,607.85    8,922.74
2010                           12/31/2009    9,715.33    9,064.98
                                1/31/2010    9,377.49    8,640.06
                                2/28/2010    9,357.02    8,631.40
                                3/31/2010   10,099.40    9,187.04
                                4/30/2010   10,119.88    9,050.06
                                5/31/2010    8,870.26    8,051.38
                                6/30/2010    8,736.26    7,934.91
                                7/31/2010    9,658.59    8,668.30
                                8/31/2010    9,254.43    8,409.20
                                9/30/2010   10,289.42    9,215.87
                               10/31/2010   10,684.37    9,544.18
                               11/30/2010   10,299.81    9,139.99
2011                           12/31/2010   11,396.56    9,875.96
                                1/31/2011   11,659.88   10,088.70
                                2/28/2011   12,049.59   10,462.79
                                3/31/2011   11,880.96   10,253.19
                                4/30/2011   12,482.39   10,811.60
                                5/31/2011   12,070.88   10,491.09
                                6/30/2011   11,822.75   10,341.68
                                7/31/2011   11,544.82   10,171.08
                                8/31/2011   10,518.61    9,311.19
                                9/30/2011    9,259.56    8,376.13
10/11                          10/31/2011   10,044.64    9,190.74

                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  8/14/2008
                        --------------  -----  ---------
                                        -5.99%   0.14%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2011

GROWTH OF $10,000

8/23/2010
                                                      MSCI ALL
                                                      COUNTRY
                                           World Ex   WORLD EX
                                ROUNDED   U.S. Value USA INDEX
                               GOBL - 510 Portfolio  (NET DIV.)
                               ---------- ---------- ----------
08/10                           8/23/2010 10,000.00  10,000.00
                                8/31/2010  9,890.00   9,919.64
                                9/30/2010 10,980.00  10,906.45
                               10/31/2010 11,350.00  11,277.97
                               11/30/2010 10,850.00  10,842.76
                               12/31/2010 11,859.03  11,691.82
                                1/31/2011 12,122.12  11,806.90
                                2/28/2011 12,385.20  12,117.90
                                3/31/2011 12,311.32  12,090.04
                                4/30/2011 12,899.02  12,680.69
                                5/31/2011 12,432.92  12,315.00
                                6/30/2011 12,237.66  12,136.31
                                7/31/2011 11,919.93  11,970.72
                                8/31/2011 10,669.51  10,944.85
                                9/30/2011  9,313.53   9,727.23
10/11                          10/31/2011 10,261.37  10,751.94

                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  8/23/2010
                        --------------  -----  ---------
                                        -9.59%   2.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001                                    $   48,216       $   47,319
                                           Emerging Markets   MSCI EMERGING
                                ROUNDED       Portfolio-      MARKETS INDEX
                               EMGO - 56  Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
10/01                          10/31/2001      10,000.00        10,000.00
                               11/30/2001      11,093.95        11,043.27
                               12/31/2001      11,961.39        11,919.10
                                1/31/2002      12,626.64        12,321.28
                                2/28/2002      12,457.07        12,521.02
                                3/31/2002      12,978.83        13,270.30
                                4/30/2002      13,109.27        13,355.36
                                5/31/2002      12,783.17        13,139.34
                                6/30/2002      11,804.87        12,150.05
                                7/31/2002      11,230.93        11,221.22
                                8/31/2002      11,270.06        11,392.69
                                9/30/2002      10,083.05        10,163.15
                               10/31/2002      10,500.46        10,823.45
                               11/30/2002      11,283.10        11,568.33
2003                           12/31/2002      10,831.35        11,183.53
                                1/31/2003      10,818.12        11,134.20
                                2/28/2003      10,646.20        10,821.37
                                3/31/2003      10,474.27        10,512.33
                                4/30/2003      11,876.13        11,447.16
                                5/31/2003      12,748.99        12,265.59
                                6/30/2003      13,238.31        12,960.90
                                7/31/2003      13,502.82        13,766.84
                                8/31/2003      14,111.17        14,688.09
                                9/30/2003      14,732.75        14,795.06
                               10/31/2003      15,856.88        16,053.85
                               11/30/2003      15,698.18        16,249.19
2004                           12/31/2003      17,348.34        17,425.74
                                1/31/2004      17,669.60        18,034.27
                                2/29/2004      18,445.99        18,861.27
                                3/31/2004      18,566.47        19,097.00
                                4/30/2004      17,388.50        17,533.32
                                5/31/2004      17,174.32        17,183.53
                                6/30/2004      17,484.27        17,256.72
                                7/31/2004      17,470.77        16,940.82
                                8/31/2004      17,956.82        17,643.35
                                9/30/2004      18,959.43        18,661.28
                               10/31/2004      19,488.72        19,107.15
                               11/30/2004      21,185.16        20,875.96
2005                           12/31/2004      22,541.38        21,878.59
                                1/31/2005      22,718.98        21,934.15
                                2/28/2005      24,413.00        23,847.87
                                3/31/2005      22,733.92        22,271.83
                                4/30/2005      22,186.78        21,673.95
                                5/31/2005      22,843.35        22,428.37
                                6/30/2005      23,521.90        23,190.38
                                7/31/2005      25,029.18        24,811.33
                                8/31/2005      25,181.29        25,023.81
                                9/30/2005      27,176.77        27,353.90
                               10/31/2005      25,813.06        25,566.00
                               11/30/2005      27,677.72        27,680.93
2006                           12/31/2005      29,271.48        29,317.06
                                1/31/2006      32,057.90        32,591.52
                                2/28/2006      31,959.39        32,552.84
                                3/31/2006      32,393.99        32,839.73
                                4/30/2006      34,323.55        35,178.14
                                5/31/2006      30,351.76        31,492.44
                                6/30/2006      30,304.72        31,415.46
                                7/31/2006      30,858.29        31,865.25
                                8/31/2006      31,823.50        32,677.19
                                9/30/2006      32,251.57        32,949.27
                               10/31/2006      34,168.92        34,513.80
                               11/30/2006      36,343.83        37,079.37
2007                           12/31/2006      37,808.71        38,748.91
                                1/31/2007      38,358.34        38,331.68
                                2/28/2007      37,750.85        38,104.17
                                3/31/2007      39,471.27        39,621.55
                                4/30/2007      41,974.40        41,455.91
                                5/31/2007      44,781.37        43,509.21
                                6/30/2007      45,509.80        45,548.75
                                7/31/2007      46,588.16        47,952.05
                                8/31/2007      45,772.10        46,932.97
                                9/30/2007      49,805.56        52,115.94
                               10/31/2007      55,243.43        57,927.95
                               11/30/2007      51,637.73        53,821.63
2008                           12/31/2007      51,426.30        54,010.37
                                1/31/2008      46,932.44        47,270.20
                                2/29/2008      48,420.17        50,759.33
                                3/31/2008      46,908.75        48,073.18
                                4/30/2008      50,242.91        51,974.50
                                5/31/2008      50,534.84        52,938.69
                                6/30/2008      45,334.03        47,658.72
                                7/31/2008      44,729.99        45,861.03
                                8/31/2008      42,066.01        42,197.96
                                9/30/2008      36,197.13        34,813.18
                               10/31/2008      26,659.23        25,285.56
                               11/30/2008      24,235.66        23,382.14
2009                           12/31/2008      26,124.79        25,205.85
                                1/31/2009      24,127.49        23,578.05
                                2/28/2009      22,545.62        22,247.96
                                3/31/2009      25,804.27        25,445.15
                                4/30/2009      29,616.45        29,679.48
                                5/31/2009      34,661.97        34,750.69
                                6/30/2009      34,356.93        34,282.58
                                7/31/2009      38,274.69        38,137.59
                                8/31/2009      38,403.67        38,001.05
                                9/30/2009      41,768.69        41,450.42
                               10/31/2009      40,893.44        41,501.69
                               11/30/2009      43,324.68        43,284.42
2010                           12/31/2009      44,874.49        44,993.77
                                1/31/2010      42,416.30        42,484.38
                                2/28/2010      42,927.73        42,633.91
                                3/31/2010      46,508.30        46,075.86
                                4/30/2010      46,772.74        46,634.07
                                5/31/2010      42,409.49        42,532.30
                                6/30/2010      42,474.25        42,219.64
                                7/31/2010      46,203.86        45,735.49
                                8/31/2010      45,121.61        44,847.26
                                9/30/2010      50,237.34        49,831.12
                               10/31/2010      51,744.46        51,278.04
                               11/30/2010      50,572.25        49,924.41
2011                           12/31/2010      54,664.62        53,486.99
                                1/31/2011      53,238.28        52,035.83
                                2/28/2011      52,846.03        51,550.58
                                3/31/2011      55,770.04        54,581.43
                                4/30/2011      57,713.43        56,274.56
                                5/31/2011      56,108.79        54,798.52
                                6/30/2011      55,425.22        53,955.51
                                7/31/2011      54,976.94        53,715.88
                                8/31/2011      50,512.08        48,915.60
                                9/30/2011      42,866.36        41,783.97
10/11                          10/31/2011      48,215.62        47,318.56

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -6.82% 7.13% 17.04%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                           Emerging Markets
                                               Small Cap      MSCI EMERGING
                                ROUNDED       Portfolio-      MARKETS INDEX
                               EMGS - 90  Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
10/01                          10/31/2001      10,000.00        10,000.00
                               11/30/2001      11,058.09        11,043.27
                               12/31/2001      11,902.99        11,919.10
                                1/31/2002      12,821.82        12,321.28
                                2/28/2002      12,696.52        12,521.02
                                3/31/2002      13,490.06        13,270.30
                                4/30/2002      13,865.94        13,355.36
                                5/31/2002      13,740.65        13,139.34
                                6/30/2002      12,842.70        12,150.05
                                7/31/2002      12,237.11        11,221.22
                                8/31/2002      12,383.29        11,392.69
                                9/30/2002      10,963.28        10,163.15
                               10/31/2002      11,422.69        10,823.45
                               11/30/2002      12,299.76        11,568.33
2003                           12/31/2002      11,881.08        11,183.53
                                1/31/2003      12,094.77        11,134.20
                                2/28/2003      11,966.55        10,821.37
                                3/31/2003      11,859.71        10,512.33
                                4/30/2003      13,398.27        11,447.16
                                5/31/2003      14,402.60        12,265.59
                                6/30/2003      15,022.30        12,960.90
                                7/31/2003      15,321.46        13,766.84
                                8/31/2003      16,240.32        14,688.09
                                9/30/2003      16,860.02        14,795.06
                               10/31/2003      18,313.10        16,053.85
                               11/30/2003      18,676.37        16,249.19
2004                           12/31/2003      20,530.76        17,425.74
                                1/31/2004      21,139.72        18,034.27
                                2/29/2004      22,031.42        18,861.27
                                3/31/2004      22,401.15        19,097.00
                                4/30/2004      21,139.72        17,533.32
                                5/31/2004      20,248.03        17,183.53
                                6/30/2004      20,416.04        17,256.72
                                7/31/2004      20,547.19        16,940.82
                                8/31/2004      21,224.81        17,643.35
                                9/30/2004      22,405.91        18,661.28
                               10/31/2004      22,955.08        19,107.15
                               11/30/2004      25,129.77        20,875.96
2005                           12/31/2004      26,460.70        21,878.59
                                1/31/2005      27,195.72        21,934.15
                                2/28/2005      28,918.42        23,847.87
                                3/31/2005      26,901.39        22,271.83
                                4/30/2005      25,911.86        21,673.95
                                5/31/2005      26,418.14        22,428.37
                                6/30/2005      27,087.64        23,190.38
                                7/31/2005      28,571.90        24,811.33
                                8/31/2005      28,757.43        25,023.81
                                9/30/2005      30,643.86        27,353.90
                               10/31/2005      29,149.04        25,566.00
                               11/30/2005      31,227.78        27,680.93
2006                           12/31/2005      33,274.00        29,317.06
                                1/31/2006      36,486.33        32,591.52
                                2/28/2006      36,869.89        32,552.84
                                3/31/2006      37,543.40        32,839.73
                                4/30/2006      40,592.01        35,178.14
                                5/31/2006      36,319.16        31,492.44
                                6/30/2006      34,716.14        31,415.46
                                7/31/2006      35,514.49        31,865.25
                                8/31/2006      36,748.31        32,677.19
                                9/30/2006      37,765.64        32,949.27
                               10/31/2006      40,612.66        34,513.80
                               11/30/2006      43,703.02        37,079.37
2007                           12/31/2006      45,687.89        38,748.91
                                1/31/2007      46,546.48        38,331.68
                                2/28/2007      46,962.78        38,104.17
                                3/31/2007      49,044.23        39,621.55
                                4/30/2007      52,790.84        41,455.91
                                5/31/2007      56,979.77        43,509.21
                                6/30/2007      58,681.90        45,548.75
                                7/31/2007      61,533.58        47,952.05
                                8/31/2007      58,969.68        46,932.97
                                9/30/2007      63,021.90        52,115.94
                               10/31/2007      67,746.57        57,927.95
                               11/30/2007      62,313.20        53,821.63
2008                           12/31/2007      63,056.81        54,010.37
                                1/31/2008      55,452.82        47,270.20
                                2/29/2008      57,058.11        50,759.33
                                3/31/2008      54,354.82        48,073.18
                                4/30/2008      57,679.79        51,974.50
                                5/31/2008      57,313.48        52,938.69
                                6/30/2008      50,709.75        47,658.72
                                7/31/2008      49,913.41        45,861.03
                                8/31/2008      46,898.70        42,197.96
                                9/30/2008      38,426.82        34,813.18
                               10/31/2008      26,766.66        25,285.56
                               11/30/2008      25,129.65        23,382.14
2009                           12/31/2008      28,668.92        25,205.85
                                1/31/2009      26,463.62        23,578.05
                                2/28/2009      24,838.66        22,247.96
                                3/31/2009      28,256.49        25,445.15
                                4/30/2009      33,977.48        29,679.48
                                5/31/2009      41,760.36        34,750.69
                                6/30/2009      41,553.43        34,282.58
                                7/31/2009      46,824.47        38,137.59
                                8/31/2009      47,380.86        38,001.05
                                9/30/2009      51,332.64        41,450.42
                               10/31/2009      51,273.88        41,501.69
                               11/30/2009      54,270.97        43,284.42
2010                           12/31/2009      57,262.50        44,993.77
                                1/31/2010      54,726.67        42,484.38
                                2/28/2010      55,670.24        42,633.91
                                3/31/2010      60,424.43        46,075.86
                                4/30/2010      61,398.07        46,634.07
                                5/31/2010      55,202.20        42,532.30
                                6/30/2010      56,662.30        42,219.64
                                7/31/2010      61,862.04        45,735.49
                                8/31/2010      62,159.17        44,847.26
                                9/30/2010      69,687.49        49,831.12
                               10/31/2010      72,465.43        51,278.04
                               11/30/2010      70,493.99        49,924.41
2011                           12/31/2010      74,546.80        53,486.99
                                1/31/2011      71,386.46        52,035.83
                                2/28/2011      69,279.57        51,550.58
                                3/31/2011      73,121.55        54,581.43
                                4/30/2011      76,963.53        56,274.56
                                5/31/2011      75,197.46        54,798.52
                                6/30/2011      74,588.07        53,955.51
                                7/31/2011      75,429.99        53,715.88
                                8/31/2011      68,258.06        48,915.60
                                9/30/2011      56,117.74        41,783.97
10/11                          10/31/2011      62,300.74        47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -14.03% 8.93% 20.07%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS VALUE PORTFOLIO CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

1/29/2008                                    $    9,701     $      9,881
                                          Emerging Markets  MSCI EMERGING
                                ROUNDED   Value Portfolio - MARKETS INDEX
                               EMKT - 526     Class R2       (NET DIV.)
                               ---------- ----------------- -------------
2008                            1/29/2008         10000            10000
                                1/31/2008     10,050.00       9870.58027
                                2/29/2008     10,450.00      10599.15142
                                3/31/2008     10,097.25      10038.25207
                                4/30/2008     10,871.65      10852.89349
                                5/31/2008     10,962.16      11054.22933
                                6/30/2008      9,676.85      9951.708695
                                7/31/2008      9,488.75      9576.329254
                                8/31/2008      8,673.64      8811.436588
                                9/30/2008      7,173.75      7269.405686
                               10/31/2008      4,948.91      5279.926857
                               11/30/2008      4,569.06      4882.469938
2009                           12/31/2008      5,120.19      5263.282373
                                1/31/2009      4,674.95      4923.376446
                                2/28/2009      4,261.52      4645.638757
                                3/31/2009      5,001.60       5313.24974
                                4/30/2009      5,995.51      6197.428705
                                5/31/2009      7,342.09      7256.357709
                                6/30/2009      7,240.74      7158.611225
                                7/31/2009      8,197.07      7963.581949
                                8/31/2009      8,265.38      7935.072512
                                9/30/2009      9,034.99      8655.340231
                               10/31/2009      8,823.23      8666.046642
                               11/30/2009      9,387.92      9038.301585
2010                           12/31/2009      9,846.64      9395.234966
                                1/31/2010      9,296.82      8871.243377
                                2/28/2010      9,346.81      8902.467765
                                3/31/2010     10,146.53      9621.187789
                                4/30/2010     10,246.50      9737.748454
                                5/31/2010      9,146.88      8881.249686
                                6/30/2010      9,198.59      8815.963772
                                7/31/2010     10,085.20      9550.114665
                                8/31/2010      9,863.54      9364.642471
                                9/30/2010     11,031.37      10405.33035
                               10/31/2010     11,444.31      10707.46493
                               11/30/2010     11,031.37      10424.81085
2011                           12/31/2010     11,960.04      11168.72023
                                1/31/2011     11,583.09      10865.70006
                                2/28/2011     11,391.30       10764.3747
                                3/31/2011     12,042.71      11397.25281
                                4/30/2011     12,465.95      11750.79802
                                5/31/2011     11,989.80      11442.58284
                                6/30/2011     11,738.47      11266.55355
                                7/31/2011     11,638.91      11216.51417
                                8/31/2011     10,454.11       10214.1596
                                9/30/2011      8,577.42      8724.991068
10/11                          10/31/2011      9,700.58      9880.678991

                       AVERAGE ANNUAL   ONE      FROM
                       TOTAL RETURN     YEAR   1/29/2008
                       --------------  ------  ---------
                                       -15.24%   -0.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

EMERGING MARKETS VALUE PORTFOLIO INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                           Emerging Markets   MSCI EMERGING
                                ROUNDED    Value Portfolio-   MARKETS INDEX
                               EMKT - 95  Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
10/01                          10/31/2001      10,000.00        10,000.00
                               11/30/2001      11,210.11        11,043.27
                               12/31/2001      11,981.03        11,919.10
                                1/31/2002      12,932.59        12,321.28
                                2/28/2002      12,759.58        12,521.02
                                3/31/2002      13,523.71        13,270.30
                                4/30/2002      13,898.57        13,355.36
                                5/31/2002      13,725.56        13,139.34
                                6/30/2002      12,745.16        12,150.05
                                7/31/2002      12,240.55        11,221.22
                                8/31/2002      12,269.38        11,392.69
                                9/30/2002      10,798.79        10,163.15
                               10/31/2002      11,260.15        10,823.45
                               11/30/2002      12,139.62        11,568.33
2003                           12/31/2002      11,777.35        11,183.53
                                1/31/2003      11,954.90        11,134.20
                                2/28/2003      11,851.33        10,821.37
                                3/31/2003      11,585.01        10,512.33
                                4/30/2003      13,108.97        11,447.16
                                5/31/2003      14,085.48        12,265.59
                                6/30/2003      14,706.90        12,960.90
                                7/31/2003      15,047.20        13,766.84
                                8/31/2003      16,038.51        14,688.09
                                9/30/2003      16,822.68        14,795.06
                               10/31/2003      18,317.04        16,053.85
                               11/30/2003      18,524.18        16,249.19
2004                           12/31/2003      20,753.10        17,425.74
                                1/31/2004      21,322.91        18,034.27
                                2/29/2004      22,702.45        18,861.27
                                3/31/2004      22,987.36        19,097.00
                                4/30/2004      21,367.90        17,533.32
                                5/31/2004      20,738.11        17,183.53
                                6/30/2004      21,115.97        17,256.72
                                7/31/2004      21,387.46        16,940.82
                                8/31/2004      22,337.68        17,643.35
                                9/30/2004      23,809.16        18,661.28
                               10/31/2004      24,552.72        19,107.15
                               11/30/2004      27,208.30        20,875.96
2005                           12/31/2004      28,957.22        21,878.59
                                1/31/2005      29,432.43        21,934.15
                                2/28/2005      32,115.07        23,847.87
                                3/31/2005      29,767.18        22,271.83
                                4/30/2005      28,707.90        21,673.95
                                5/31/2005      29,122.40        22,428.37
                                6/30/2005      30,079.29        23,190.38
                                7/31/2005      32,267.72        24,811.33
                                8/31/2005      32,779.90        25,023.81
                                9/30/2005      35,410.13        27,353.90
                               10/31/2005      33,195.04        25,566.00
                               11/30/2005      35,644.11        27,680.93
2006                           12/31/2005      37,880.21        29,317.06
                                1/31/2006      41,499.95        32,591.52
                                2/28/2006      41,658.71        32,552.84
                                3/31/2006      43,066.02        32,839.73
                                4/30/2006      46,821.96        35,178.14
                                5/31/2006      41,745.07        31,492.44
                                6/30/2006      41,365.72        31,415.46
                                7/31/2006      42,342.98        31,865.25
                                8/31/2006      43,111.98        32,677.19
                                9/30/2006      43,986.14        32,949.27
                               10/31/2006      47,038.05        34,513.80
                               11/30/2006      50,477.49        37,079.37
2007                           12/31/2006      52,247.13        38,748.91
                                1/31/2007      53,050.68        38,331.68
                                2/28/2007      53,345.87        38,104.17
                                3/31/2007      56,123.08        39,621.55
                                4/30/2007      60,594.51        41,455.91
                                5/31/2007      65,197.46        43,509.21
                                6/30/2007      67,048.88        45,548.75
                                7/31/2007      70,225.14        47,952.05
                                8/31/2007      67,958.74        46,932.97
                                9/30/2007      74,083.28        52,115.94
                               10/31/2007      82,211.33        57,927.95
                               11/30/2007      76,210.87        53,821.63
2008                           12/31/2007      76,091.38        54,010.37
                                1/31/2008      68,514.74        47,270.20
                                2/29/2008      71,251.22        50,759.33
                                3/31/2008      68,853.80        48,073.18
                                4/30/2008      74,163.42        51,974.50
                                5/31/2008      74,797.15        52,938.69
                                6/30/2008      66,095.79        47,658.72
                                7/31/2008      64,798.78        45,861.03
                                8/31/2008      59,247.56        42,197.96
                                9/30/2008      49,026.34        34,813.18
                               10/31/2008      33,801.64        25,285.56
                               11/30/2008      31,235.09        23,382.14
2009                           12/31/2008      35,047.60        25,205.85
                                1/31/2009      31,884.01        23,578.05
                                2/28/2009      29,175.32        22,247.96
                                3/31/2009      34,222.18        25,445.15
                                4/30/2009      40,950.68        29,679.48
                                5/31/2009      50,163.55        34,750.69
                                6/30/2009      49,545.57        34,282.58
                                7/31/2009      56,189.13        38,137.59
                                8/31/2009      56,605.66        38,001.05
                                9/30/2009      61,827.93        41,450.42
                               10/31/2009      60,365.78        41,501.69
                               11/30/2009      64,209.14        43,284.42
2010                           12/31/2009      67,389.61        44,993.77
                                1/31/2010      63,552.86        42,484.38
                                2/28/2010      64,045.85        42,633.91
                                3/31/2010      69,683.09        46,075.86
                                4/30/2010      70,133.21        46,634.07
                                5/31/2010      62,781.22        42,532.30
                                6/30/2010      63,173.06        42,219.64
                                7/31/2010      69,018.02        45,735.49
                                8/31/2010      67,767.07        44,847.26
                                9/30/2010      75,902.81        49,831.12
                               10/31/2010      78,500.00        51,278.04
                               11/30/2010      75,946.10        49,924.41
2011                           12/31/2010      82,254.19        53,486.99
                                1/31/2011      79,683.74        52,035.83
                                2/28/2011      78,341.65        51,550.58
                                3/31/2011      82,845.61        54,581.43
                                4/30/2011      85,802.76        56,274.56
                                5/31/2011      82,527.15        54,798.52
                                6/30/2011      80,836.92        53,955.51
                                7/31/2011      80,151.28        53,715.88
                                8/31/2011      72,015.02        48,915.60
                                9/30/2011      59,086.07        41,783.97
10/11                          10/31/2011      66,849.04        47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -14.84% 7.28% 20.92%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)

APRIL 5, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

4/5/2005
                                           Emerging Markets
                                              Core Equity     MSCI EMERGING
                                ROUNDED       Portfolio-      MARKETS INDEX
                               EMGC - 272 Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
04/05                            4/5/2005      10,000.00        10,000.00
                                4/30/2005       9,580.00         9,681.98
                                5/31/2005       9,720.00        10,018.98
                                6/30/2005       9,980.46        10,359.38
                                7/31/2005      10,652.51        11,083.48
                                8/31/2005      10,762.85        11,178.39
                                9/30/2005      11,511.37        12,219.27
                               10/31/2005      10,897.56        11,420.59
                               11/30/2005      11,611.99        12,365.35
2006                           12/31/2005      12,295.12        13,096.23
                                1/31/2006      13,395.42        14,558.97
                                2/28/2006      13,415.61        14,541.69
                                3/31/2006      13,684.43        14,669.84
                                4/30/2006      14,623.65        15,714.44
                                5/31/2006      12,987.58        14,068.00
                                6/30/2006      12,774.97        14,033.61
                                7/31/2006      13,018.69        14,234.53
                                8/31/2006      13,333.50        14,597.24
                                9/30/2006      13,597.96        14,718.78
                               10/31/2006      14,487.45        15,417.67
                               11/30/2006      15,489.82        16,563.74
2007                           12/31/2006      16,100.27        17,309.54
                                1/31/2007      16,327.47        17,123.16
                                2/28/2007      16,203.54        17,021.52
                                3/31/2007      16,905.80        17,699.35
                                4/30/2007      18,041.81        18,518.78
                                5/31/2007      19,353.37        19,436.01
                                6/30/2007      19,810.95        20,347.09
                                7/31/2007      20,485.49        21,420.67
                                8/31/2007      19,956.23        20,965.44
                                9/30/2007      21,671.05        23,280.73
                               10/31/2007      23,923.67        25,877.01
                               11/30/2007      22,181.20        24,042.67
2008                           12/31/2007      22,135.55        24,126.99
                                1/31/2008      19,968.29        21,116.08
                                2/29/2008      20,620.57        22,674.71
                                3/31/2008      19,871.14        21,474.78
                                4/30/2008      21,377.81        23,217.54
                                5/31/2008      21,472.63        23,648.26
                                6/30/2008      19,078.76        21,289.64
                                7/31/2008      18,876.93        20,486.59
                                8/31/2008      17,623.42        18,850.26
                                9/30/2008      14,860.95        15,551.40
                               10/31/2008      10,661.50        11,295.32
                               11/30/2008       9,949.29        10,445.04
2009                           12/31/2008      10,921.92        11,259.71
                                1/31/2009       9,947.71        10,532.55
                                2/28/2009       9,276.59         9,938.39
                                3/31/2009      10,740.54        11,366.61
                                4/30/2009      12,702.24        13,258.13
                                5/31/2009      15,205.84        15,523.49
                                6/30/2009      15,058.12        15,314.38
                                7/31/2009      16,880.38        17,036.45
                                8/31/2009      16,945.85        16,975.46
                                9/30/2009      18,407.63        18,516.33
                               10/31/2009      18,067.97        18,539.23
                               11/30/2009      19,174.62        19,335.59
2010                           12/31/2009      20,050.08        20,099.18
                                1/31/2010      18,950.24        18,978.21
                                2/28/2010      19,159.21        19,045.00
                                3/31/2010      20,811.52        20,582.56
                                4/30/2010      21,009.62        20,831.92
                                5/31/2010      18,973.59        18,999.61
                                6/30/2010      19,134.07        18,859.95
                                7/31/2010      20,862.46        20,430.51
                                8/31/2010      20,585.47        20,033.73
                                9/30/2010      23,044.98        22,260.07
                               10/31/2010      23,724.09        22,906.43
                               11/30/2010      23,089.51        22,301.75
2011                           12/31/2010      24,785.44        23,893.19
                                1/31/2011      24,002.51        23,244.94
                                2/28/2011      23,588.67        23,028.17
                                3/31/2011      24,930.85        24,382.09
                                4/30/2011      25,915.11        25,138.42
                                5/31/2011      25,199.28        24,479.06
                                6/30/2011      24,848.79        24,102.48
                                7/31/2011      24,792.57        23,995.43
                                8/31/2011      22,555.05        21,851.10
                                9/30/2011      18,823.01        18,665.33
10/11                          10/31/2011      21,212.69        21,137.69

                     AVERAGE ANNUAL   ONE    FIVE    FROM
                     TOTAL RETURN     YEAR   YEARS 4/5/2005
                     --------------  ------  ----- --------
                                     -10.59% 7.92%  12.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolios' holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

              Russell 3000(R) Index........................ 7.90%
              Russell Microcap(R) Index (micro cap stocks). 2.11%
              Russell 2000(R) Index (small cap stocks)..... 6.71%
              Russell 1000(R) Index (large cap stocks)..... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 2000(R) Value Index (small cap value stocks)... 3.54% Russell 2000(R) Growth Index (small cap growth stocks). 9.84% Russell 1000(R) Value Index (large cap value stocks)... 6.16% Russell 1000(R) Growth Index (large cap growth stocks). 9.92%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in high-grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended
October 31, 2011, approximately 97% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2011, the total return was 8.41% for the Portfolio and 8.09% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the fixed income component of the Portfolio exceeding the interest rate embedded in the Portfolio's S&P 500(R) futures contracts. The Portfolio's concentration in government agency and corporate fixed income securities with maturities between one and two years had the most significant contribution to the outperformance. As interest rates declined during the period, these securities generated a positive return, adding to the positive return of the S&P 500(R) Index.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Master Fund held approximately 220 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2011, total returns were 5.53% for the Portfolio and 6.16% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. during the year. The Master Fund's higher allocation to the deepest value stocks, which significantly underperformed, was a contributor to its relative underperformance compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities, two sectors that performed well during this period. In addition to the higher allocation to the deepest value stocks, these exclusions were drivers of underperformance relative to the Russell 1000(R) Value Index.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 1,500 securities, and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 4.69% for the Portfolio's Class R1 shares, 4.50% for the Portfolio's Class R2 shares, 4.76% for the Portfolio's Institutional Class shares, and 3.54% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period large cap stocks outperformed small cap stocks in the U.S. and growth stocks outperformed value stocks in the U.S. The Portfolio had a greater allocation than the Index to mid cap stocks and a lower allocation to micro cap stocks. The Portfolio also had a greater allocation than the Index to deep value stocks which performed well compared to the overall Index. These differences were the primary drivers of relative outperformance. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities. REITs were among the lower performing sectors in small cap stocks, and their exclusion from the Portfolio contributed to the outperformance.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks, as measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company and value stocks, and does not attempt to closely track a specific index. As of October 31, 2011, the Portfolio held approximately 1,400 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 5.13% for the Portfolio and 3.54% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. over the period. The Portfolio had a slightly lower allocation than the Index to larger small cap stocks and a slightly higher allocation to micro cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. The Portfolio had a greater allocation than the Index to deep value stocks which performed relatively well compared to the overall Index. These differences were the primary drivers of relative outperformance. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities. REITs were among the lower performing sectors in small cap stocks, and their exclusion from the Portfolio contributed to the outperformance.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics, than the U.S. market as a whole. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,200 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 7.47% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks, which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative underperformance as compared to the Index. Dimensional's U.S. core equity strategies exclude REITs, a sector that performed well over the period. This exclusion also contributed to underperformance relative to the Index.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics, than the U.S. Core Equity 1 Portfolio and the U.S. market as a whole. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,300 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 6.98% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks, which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative underperformance as compared to the Index. Dimensional's U.S. core equity strategies exclude REITs, a sector that performed well over the period. This exclusion also contributed to underperformance relative to the Index.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of U.S. stocks with increased exposure to smaller company stocks and stocks with deeper value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,100 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 5.86% for the Portfolio and 7.97% for the Russell 2500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio's lower allocation than the Index to growth stocks and greater allocation to the deepest value stocks were the primary drivers of relative underperformance. The Portfolio excludes REITs, a sector that performed well over the period. This exclusion also contributed to underperformance relative to the Index.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,500 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 8.76% for the Portfolio and 6.71% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to micro cap stocks which created differences in the specific mix and weighting of stocks compared to the Index. These differences were the primary drivers of relative outperformance. Dimensional's small cap strategies exclude REITs which were among the lower performing sectors in small cap stocks. This exclusion also contributed to the outperformance as compared to the Index.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to very small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,150 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 8.85% for the Portfolio and 6.71% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, large cap stocks outperformed small cap stocks in the U.S over the period. The Portfolio had a much greater allocation than the Index to micro cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative outperformance as compared to the Index. Dimensional's micro cap strategies exclude REITs which were among the lower performing sectors in micro cap stocks. This exclusion also contributed to the outperformance as compared to the Index.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (e.g., REITs), but does not attempt to closely track a specific index. As of October 31, 2011, the Portfolio held approximately 115 REITs and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 11.09% for the Portfolio, 11.67% for the Dow Jones U.S. Select REIT Index/SM/, and 8.09% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of stocks. The Portfolio's greater allocation to smaller REITs than the Dow Jones U.S. Select REIT IndexSM contributed to the underperformance. Small REITs generally underperformed the broader Index.

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                          U.S.
                                                         DOLLAR
                                                         RETURN
                                                         ------
                MSCI World ex USA Index................. -3.70%
                MSCI World ex USA Small Cap Index....... -2.01%
                MSCI World ex USA Value Index........... -4.74%
                MSCI World ex USA Growth Index.......... -2.73%
--------
The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP      RETURN    RETURN
  ---------------------------------------------------     -------- -----------
  United Kingdom.........................................    1.14%     2.10%
  Japan..................................................   -5.45%    -2.33%
  Canada.................................................   -2.57%    -0.18%
  France.................................................  -11.83%   -11.52%
  Australia..............................................   -4.39%     3.49%
  Switzerland............................................   -9.66%     2.03%

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  Ten Largest Foreign Developed Markets by Market Cap      RETURN    RETURN
  ---------------------------------------------------     -------- -----------
  Germany................................................   -7.39%    -7.07%
  Spain..................................................  -15.21%   -14.91%
  Sweden.................................................   -7.75%    -4.35%
  Hong Kong..............................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%

   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                        LOCAL
                                                       CURRENCY U.S. DOLLAR
    TEN LARGEST EMERGING MARKETS BY MARKET CAP          RETURN    RETURN
    ------------------------------------------         -------- -----------
    China.............................................  -15.62%   -15.76%
    Brazil............................................  -12.71%   -12.57%
    South Korea.......................................    4.63%     6.24%
    Taiwan............................................   -5.30%    -3.07%
    South Africa......................................   10.15%    -2.95%
    India.............................................  -12.30%   -19.99%
    Russia............................................   -1.24%     0.22%
    Mexico............................................    5.26%    -1.38%
    Malaysia..........................................    2.08%     3.53%
    Indonesia.........................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

GLOBAL REIT MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

   The publicly-traded global REIT market experienced significant levels of volatility during the one-year period ended October 31, 2011. While the REIT market generally rose through July 2011, it fell substantially in August and September, culminating in its lows of the period at the end of September. The market then turned sharply higher in October and generally rose throughout the month.

   Over the course of the period, there was a wide degree of dispersion in country-level returns within the S&P Global REIT Index. REITs in continental Europe significantly underperformed amid concerns over European debt, particularly in Greece and Italy. On the other hand, REITs in Canada, the US and Australia outperformed. On a sector basis, residential REITs significantly outperformed the index, while diversified, office and industrial REITs were relative underperformers.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                             U.S.
                                                            DOLLAR
                                                            RETURN
                                                            ------
             S&P Global ex U.S. REIT Index (net dividends). -0.08%
             S&P Global REIT Index (net dividends).........  5.31%
--------
Source: Standard and Poor's. Copyright S&P, 2011. All rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks and/or other securities.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified basket of international large company stocks. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 1,350 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -4.86% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). The majority of the Portfolio's relative underperformance was attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets, while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets, while the Index uses local market closing prices.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with deeper value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 5,300 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -5.49% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Funds collectively held approximately 4,800 securities in 23 developed market countries. In general, the Portfolio was mostly invested in the Master Funds throughout the year. The combined average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -2.92% for the Portfolio and -2.01% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. In general, international small cap stocks outperformed international mid cap and large cap stocks over the period. The Portfolio's relative underperformance as compared to the Index, was primarily attributable to differences in the valuation timing and methodology between the Master Funds (other than the Master Fund for Canadian small cap securities) and the Index. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Funds (other than the Master Fund for Canadian small cap securities) also utilize fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,400 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2011, total returns were 9.57% for the Portfolio and 9.17% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. In general, Japanese small cap stocks significantly outperformed Japanese mid cap and large cap stocks over the period. In particular, the smallest Japanese stocks outperformed all other market capitalizations. The series has a higher allocation to the smallest market capitalization segment than the Index, which contributed significantly to the Portfolio's relative outperformance. The positive contribution from size allocation differences was partially offset by differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,100 securities across the eligible countries. In general, the Master Fund was mostly invested in equities during the period. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2011, total returns were -5.59% for the Portfolio and -3.65% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In general, Asia Pacific small cap stocks underperformed Asia Pacific mid cap and large cap stocks over the period. In particular, micro cap stocks in Hong Kong and Singapore did especially poorly. Relative to the Index, the Master Fund's greater allocation to the smallest stocks had a significant negative impact on the Portfolio's relative performance. The Portfolio's relative underperformance was also affected by differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 375 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -0.28% for the Portfolio and -0.22% for the MSCI UK Small Cap Index (net dividends). One of the primary contributors to the Portfolio's performance relative to the Index was the Master Fund's exclusion of securities traded on the AIM segment of the London Stock Exchange. The Index includes these securities, which significantly underperformed, contributing to the Portfolio's relative performance. The impact of the foregoing contributors to relative performance was offset by differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,500 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -11.09% for the Portfolio and -10.54% for the MSCI Europe ex UK Small Cap Index (net dividends). The Portfolio's underperformance was primarily attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets, but does not attempt to track a specific index. As of

October 31, 2011, the Portfolio held approximately 200 securities in 19 developed and emerging market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -0.43% for the Portfolio and -0.08% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Relative to the Index, the vast majority of the Portfolio's relative underperformance was attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets, but does not attempt to track a specific index. As of October 31, 2011, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio. As of October 31, 2011, the Portfolio held approximately 310 securities, through its underlying funds, in 20 developed and emerging markets countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 6.17% for the Portfolio and 5.31% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. Relative to the Index, most of the Portfolio's relative outperformance was attributable to differences between the Index's assumed withholding tax rates and the Portfolio's actual withholding tax rates as the Index assumes a higher witholding tax rate than is actually applied to the Portfolio. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,200 securities in 23 developed market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -4.39% for the Portfolio and -2.01% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. In general, international small cap growth stocks outperformed international small cap value stocks over the period. The Portfolio's larger allocation to international small cap value stocks, which underperformed, and significantly lower allocation to international small cap growth stocks, which outperformed, were the primary contributors to the Portfolio's relative underperformance as compared to the Index. The Portfolio's relative underperformance was also affected by differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with deeper value characteristics than the International Core Equity Portfolio. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 4,000 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -5.99% for the Portfolio and -3.70% for the MSCI World ex US Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex US Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional Fund Advisors LP: The DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification and consistent exposure to value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Underlying Funds collectively held approximately 4,800 securities. In general, the Portfolio was mostly invested in equities. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -9.59% for the Portfolio and -4.66% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks outside the US during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Underlying Funds' higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 850 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -6.82% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative outperformance was primarily due to differences in country weight allocations and in the composition of the Master Fund's holdings relative to the Index. In particular, the Master Fund's lower weight in China, which underperformed, contributed significantly to the Portfolio's relative outperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 2,550 securities across 15 emerging markets. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -14.03% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's underperformance was primarily due to emerging markets small cap stocks underperforming their large cap counterparts during the period. The Master Fund holds primarily small cap stocks, whereas the Index generally holds large cap and midcap stocks. To a lesser extent, an additional component of the Portfolio's performance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio seeks to capture the returns of large and small cap value stocks in selected emerging markets countries by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 2,150 securities across 17 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -15.24% for the Portfolio's Class R2 shares, -14.84% for the Portfolio's Institutional Class shares, and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund's relative underperformance as compared to the Index, was primarily due to its higher allocation than the Index to small cap and value stocks, both of which underperformed, and a lower allocation than the Index to large cap and growth stocks, respectively, each of which outperformed. To a lesser extent, an additional component of the Master Fund's performance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the US markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of emerging markets stocks with increased exposure to smaller company stocks and those stocks with deeper value characteristics. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to selected emerging markets countries, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,400 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the

Portfolio's assets. The Portfolio's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -10.59% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. In general, emerging markets small cap stocks significantly underperformed emerging markets mid cap and large cap stocks over the period. The Portfolio's higher allocation than the Index to small cap stocks and its lower allocation to large stocks had a negative impact on the Portfolio's relative performance. The Portfolio's higher allocation to deep value names, which significantly underperformed, and its lower allocation to extreme growth names, which outperformed, also had a negative impact on the Portfolio's relative performance. To a lesser extent, an additional component of the Portfolio's performance was due to differences in valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the US markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Actual Fund Return
  Institutional Class Shares........... $1,000.00 $  931.43    0.25%    $1.22
Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.95    0.25%    $1.28

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. LARGE CAP VALUE PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  865.02    0.27%    $1.27
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.84    0.27%    $1.38

U.S. TARGETED VALUE PORTFOLIO
Actual Fund Return
   Class R1 Shares..................... $1,000.00 $  839.03    0.48%    $2.22
   Class R2 Shares..................... $1,000.00 $  839.05    0.63%    $2.92
   Institutional Class Shares.......... $1,000.00 $  839.81    0.38%    $1.76
Hypothetical 5% Annual Return
   Class R1 Shares..................... $1,000.00 $1,022.79    0.48%    $2.45
   Class R2 Shares..................... $1,000.00 $1,022.03    0.63%    $3.21
   Institutional Class Shares.......... $1,000.00 $1,023.29    0.38%    $1.94

U.S. SMALL CAP VALUE PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  836.53    0.52%    $2.41
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.58    0.52%    $2.65

U.S. CORE EQUITY 1 PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  898.19    0.20%    $0.96
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.20    0.20%    $1.02

U.S. CORE EQUITY 2 PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  885.16    0.22%    $1.05
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.10    0.22%    $1.12

U.S. VECTOR EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  861.26    0.33%    $1.55
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.54    0.33%    $1.68

U.S. SMALL CAP PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  868.24    0.37%    $1.74
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.34    0.37%    $1.89

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  877.88    0.52%    $2.46
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.58    0.52%    $2.65

DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  960.16    0.32%    $1.58
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.59    0.32%    $1.63

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  838.94    0.30%    $1.39
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.69    0.30%    $1.53

INTERNATIONAL CORE EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  818.22    0.40%    $1.83
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.19    0.40%    $2.04

INTERNATIONAL SMALL COMPANY PORTFOLIO***
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  825.23    0.56%    $2.58
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.38    0.56%    $2.85

JAPANESE SMALL COMPANY PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  981.58    0.56%    $2.80
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.38    0.56%    $2.85

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  832.56    0.60%    $2.77
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.18    0.60%    $3.06

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY
  PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  854.04    0.60%    $2.80
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.18    0.60%    $3.06

CONTINENTAL SMALL COMPANY PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  740.30    0.58%    $2.54
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.28    0.58%    $2.96

DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  876.57    0.42%    $1.99
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.09    0.42%    $2.14

DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO***
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  924.55    0.41%    $1.99
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.14    0.41%    $2.09

DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  795.69    0.70%    $3.17
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.68    0.70%    $3.57

INTERNATIONAL VECTOR EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  804.71    0.55%    $2.50
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.43    0.55%    $2.80

WORLD EX U.S. VALUE PORTFOLIO***
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  795.52    0.60%    $2.72
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.18    0.60%    $3.06

EMERGING MARKETS PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  835.46    0.63%    $2.91
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.03    0.63%    $3.21

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS SMALL CAP PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  809.48    0.82%    $3.74
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.07    0.82%    $4.18

EMERGING MARKETS VALUE PORTFOLIO**
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  778.14    0.88%    $3.94
   Institutional Class Shares.......... $1,000.00 $  779.10    0.63%    $2.83
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,020.77    0.88%    $4.48
   Institutional Class Shares.......... $1,000.00 $1,022.03    0.63%    $3.21

EMERGING MARKETS CORE EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  818.54    0.70%    $3.21
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.68    0.70%    $3.57
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             AFFILIATED INVESTMENT COMPANIES
                                             -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FIXED INCOME PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                   Corporate..........................  31.8%
                   Government.........................  11.8%
                   Foreign Corporate..................  21.1%
                   Foreign Government.................  27.8%
                   Supranational......................   7.5%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. TARGETED VALUE PORTFOLIO

                   Consumer Discretionary.............  16.7%
                   Consumer Staples...................   4.7%
                   Energy.............................  10.7%
                   Financials.........................  23.0%
                   Health Care........................   7.6%
                   Industrials........................  15.1%
                   Information Technology.............  12.3%
                   Materials..........................   8.5%
                   Other..............................    --
                   Telecommunication Services.........   1.0%
                   Utilities..........................   0.4%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO

                   Consumer Discretionary.............  14.0%
                   Consumer Staples...................   6.7%
                   Energy.............................  12.1%
                   Financials.........................  17.7%
                   Health Care........................  10.9%
                   Industrials........................  13.8%
                   Information Technology.............  13.8%
                   Materials..........................   5.2%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   3.2%
                   Utilities..........................   2.6%
                                                       -----
                                                       100.0%

                           U.S. MICRO CAP PORTFOLIO

                   Consumer Discretionary.............  16.5%
                   Consumer Staples...................   5.3%
                   Energy.............................   4.3%
                   Financials.........................  15.0%
                   Health Care........................  12.4%
                   Industrials........................  18.0%
                   Information Technology.............  20.0%
                   Materials..........................   5.1%
                   Other..............................    --
                   Telecommunication Services.........   1.4%
                   Utilities..........................   2.0%
                                                       -----
                                                       100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO

                   Consumer Discretionary.............  18.4%
                   Consumer Staples...................   3.8%
                   Energy.............................  10.1%
                   Financials.........................  21.3%
                   Health Care........................   6.5%
                   Industrials........................  18.9%
                   Information Technology.............  13.2%
                   Materials..........................   7.4%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   0.3%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. VECTOR EQUITY PORTFOLIO

                   Consumer Discretionary.............  15.1%
                   Consumer Staples...................   5.9%
                   Energy.............................  10.6%
                   Financials.........................  23.3%
                   Health Care........................   8.8%
                   Industrials........................  13.9%
                   Information Technology.............  12.4%
                   Materials..........................   5.6%
                   Other..............................    --
                   Telecommunication Services.........   2.7%
                   Utilities..........................   1.7%
                                                       -----
                                                       100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO

                   Consumer Discretionary.............  13.6%
                   Consumer Staples...................   8.3%
                   Energy.............................  11.0%
                   Financials.........................  15.1%
                   Health Care........................  11.1%
                   Industrials........................  12.7%
                   Information Technology.............  16.9%
                   Materials..........................   4.9%
                   Other..............................    --
                   Telecommunication Services.........   2.6%
                   Utilities..........................   3.8%
                                                       -----
                                                       100.0%

                           U.S. SMALL CAP PORTFOLIO

                   Consumer Discretionary.............  17.4%
                   Consumer Staples...................   4.7%
                   Energy.............................   5.9%
                   Financials.........................  14.4%
                   Health Care........................  11.2%
                   Industrials........................  17.6%
                   Information Technology.............  19.2%
                   Materials..........................   5.4%
                   Other..............................    --
                   Telecommunication Services.........   0.9%
                   Utilities..........................   3.3%
                                                       -----
                                                       100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO

                   Consumer Discretionary.............   9.8%
                   Consumer Staples...................  10.2%
                   Energy.............................  10.7%
                   Financials.........................  22.4%
                   Health Care........................   8.4%
                   Industrials........................  11.9%
                   Information Technology.............   4.5%
                   Materials..........................  12.3%
                   Other..............................    --
                   Telecommunication Services.........   5.7%
                   Utilities..........................   4.1%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                      INTERNATIONAL CORE EQUITY PORTFOLIO

                   Consumer Discretionary.............  12.7%
                   Consumer Staples...................   7.2%
                   Energy.............................  10.4%
                   Financials.........................  23.6%
                   Health Care........................   4.9%
                   Industrials........................  16.1%
                   Information Technology.............   5.6%
                   Materials..........................  12.8%
                   Other..............................    --
                   Telecommunication Services.........   3.5%
                   Utilities..........................   3.2%
                                                       -----
                                                       100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                   Consumer Discretionary.............  14.4%
                   Consumer Staples...................   5.9%
                   Energy.............................   9.4%
                   Financials.........................  22.4%
                   Health Care........................   4.1%
                   Industrials........................  18.5%
                   Information Technology.............   6.4%
                   Materials..........................  14.0%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   2.8%
                   Utilities..........................   2.1%
                                                       -----
                                                       100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                   Financials.........................   0.2%
                   Other..............................   0.2%
                   Real Estate Investment Trusts......  99.6%
                                                       -----
                                                       100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                   Consumer Discretionary.............  10.3%
                   Consumer Staples...................   7.9%
                   Energy.............................  11.1%
                   Financials.........................  23.2%
                   Health Care........................   1.8%
                   Industrials........................  10.7%
                   Information Technology.............  10.9%
                   Materials..........................  15.0%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   5.5%
                   Utilities..........................   3.6%
                                                       -----
                                                       100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                   Consumer Discretionary.............  19.5%
                   Consumer Staples...................   5.1%
                   Energy.............................   6.9%
                   Financials.........................  17.7%
                   Health Care........................   2.0%
                   Industrials........................  24.6%
                   Information Technology.............   5.0%
                   Materials..........................  18.4%
                   Other..............................    --
                   Telecommunication Services.........   0.4%
                   Utilities..........................   0.4%
                                                       -----
                                                       100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (76.9%)
AUSTRALIA -- (0.4%)
BHP Billiton Finance USA, Ltd.
(u) 4.800%, 04/15/13.......................................    600  $   636,217
                                                                    -----------
AUSTRIA -- (3.4%)
Asfinag AG
(u) 2.000%, 10/22/12.......................................  3,650    3,700,312
Oesterreichische Volksbanken AG
(e) 3.000%, 02/09/12.......................................  1,600    2,225,404
                                                                    -----------
TOTAL AUSTRIA..............................................           5,925,716
                                                                    -----------
CANADA -- (10.8%)
Bank of Nova Scotia
(u) 2.250%, 01/22/13.......................................  1,300    1,324,387
British Columbia, Province of Canada
    5.500%, 04/24/13.......................................  2,000    2,130,725
Canadian Imperial Bank of Commerce
(u) 1.450%, 09/13/13.......................................    600      603,391
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................    600      628,438
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    600      631,231
Encana Corp.
(u) 4.750%, 10/15/13.......................................    800      846,408
Ontario Electricity Financial Corp.
(u) 7.450%, 03/31/13.......................................  3,200    3,486,509
Ontario, Province of Canada
    5.500%, 04/17/13.......................................  4,000    4,251,927
Toronto-Dominion Bank (The)
    4.854%, 02/13/13.......................................  4,000    4,184,359
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................    685      721,135
                                                                    -----------
TOTAL CANADA...............................................          18,808,510
                                                                    -----------
DENMARK -- (3.9%)
FIH Erhvervsbank A.S.
(u) 2.450%, 08/17/12.......................................  2,800    2,839,136
Kommunekredit A.S.
(u) 1.250%, 09/03/13.......................................  4,000    4,038,232
                                                                    -----------
TOTAL DENMARK..............................................           6,877,368
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
FINLAND -- (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.749%, 02/07/13.....................................    500  $   500,872
                                                                    -----------
FRANCE -- (5.6%)
Caisse d'Amortissement de la Dette Sociale SA
(u) 2.250%, 07/06/12.......................................  3,500    3,536,564
(u) 5.375%, 07/17/12.......................................    500      516,041
Societe Financement del'Economie Francaise SA
(u) 2.250%, 06/11/12.......................................  1,500    1,515,025
Total Capital SA
(g) 5.500%, 01/29/13.......................................  2,500    4,223,233
                                                                    -----------
TOTAL FRANCE...............................................           9,790,863
                                                                    -----------
GERMANY -- (6.9%)
Deutsche Bank AG
(u) 2.375%, 01/11/13.......................................    600      599,452
Kreditanstalt fuer Wiederaufbau
(u) 4.000%, 10/15/13.......................................  3,000    3,199,101
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(u) 2.000%, 10/01/12.......................................  4,000    4,050,708
Landwirtschaftliche Rentenbank
(u) 4.125%, 07/15/13.......................................  4,000    4,234,644
                                                                    -----------
TOTAL GERMANY..............................................          12,083,905
                                                                    -----------
NETHERLANDS -- (7.7%)
Bank Nederlandse Gemeenten NV
(g) 5.750%, 03/07/12.......................................    521      850,970
(u) 1.875%, 03/01/13.......................................  3,000    3,050,808
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    600      639,820
Rabobank Nederland NV
(u) 3.000%, 09/18/12.......................................  1,700    1,729,806
(u) 3.375%, 02/19/13.......................................  2,500    2,568,230
Shell International Finance BV
(u) 1.875%, 03/25/13.......................................  4,500    4,594,608
                                                                    -----------
TOTAL NETHERLANDS..........................................          13,434,242
                                                                    -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
NORWAY -- (1.8%)
Eksportfinans ASA
(u) 1.875%, 04/02/13.......................................  3,000  $ 3,048,990
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.9%)
African Development Bank
(c) 4.850%, 07/24/12.......................................  4,000    4,122,800
Eurofima
(u) 5.125%, 08/02/12.......................................  1,000    1,033,638
(c) 4.875%, 12/04/12.......................................  2,500    2,596,208
European Investment Bank
(u) 5.250%, 05/15/13.......................................  4,000    4,286,488
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                         12,039,134
                                                                    -----------
SWEDEN -- (1.5%)
Kommuninvest I Sverige AB
(u) 5.375%, 07/03/12.......................................  2,600    2,682,069
                                                                    -----------
SWITZERLAND -- (0.4%)
Credit Suisse New York AG
(u) 5.000%, 05/15/13.......................................    600      624,431
                                                                    -----------
UNITED KINGDOM -- (1.8%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12.......................................  3,000    3,084,474
                                                                    -----------
UNITED STATES -- (25.5%)
Allstate Corp. (The)
    7.500%, 06/15/13....................................... $  489      534,751
American Express Bank FSB
    5.550%, 10/17/12.......................................    600      625,325
Anheuser-Busch Cos., Inc.
    4.375%, 01/15/13.......................................    700      726,949
Apache Corp.
    5.250%, 04/15/13.......................................    700      746,794
AT&T, Inc.
    4.950%, 01/15/13.......................................    600      629,212
Avery Dennison Corp.
    4.875%, 01/15/13.......................................    600      622,796
Bank of New York Mellon Corp. (The)
    4.500%, 04/01/13.......................................  3,000    3,157,515
Baxter International, Inc.
    1.800%, 03/15/13.......................................    800      811,814

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
BB&T Corp.
    3.375%, 09/25/13....................................... $  600  $   623,195
BlackRock, Inc.
    2.250%, 12/10/12.......................................    600      608,720
Burlington Northern Santa Fe LLC
    4.300%, 07/01/13.......................................    600      631,306
Campbell Soup Co.
    4.875%, 10/01/13.......................................    251      270,299
Caterpillar Financial Services Corp.
    2.000%, 04/05/13.......................................    650      660,803
CenterPoint Energy Resources Corp.
    7.875%, 04/01/13.......................................    600      652,649
Citigroup, Inc.
    5.300%, 10/17/12.......................................  1,400    1,437,841
Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13.......................................    600      658,670
Computer Sciences Corp.
    5.000%, 02/15/13.......................................    600      623,750
Consolidated Edison Co. of New York, Inc.
    3.850%, 06/15/13.......................................    250      261,140
Dell, Inc.
    1.400%, 09/10/13.......................................    600      605,919
Dominion Resources, Inc.
    5.000%, 03/15/13.......................................    600      631,546
Dow Chemical Co. (The)
    6.000%, 10/01/12.......................................    385      401,660
Enterprise Products Operating LLC
    6.375%, 02/01/13.......................................    664      702,009
Fifth Third Bancorp
    6.250%, 05/01/13.......................................    600      636,518
General Electric Capital Corp.
    6.000%, 06/15/12.......................................    800      825,572
    2.800%, 01/08/13.......................................  2,000    2,040,180
General Electric Co.
    5.000%, 02/01/13.......................................  1,500    1,573,000
Georgia Power Co.
    1.300%, 09/15/13.......................................    700      705,013
Goldman Sachs Group, Inc.(The)
    5.450%, 11/01/12.......................................  1,360    1,398,230
Hewlett-Packard Co.
    4.500%, 03/01/13.......................................    600      624,438
Historic TW, Inc.
    9.125%, 01/15/13.......................................    600      652,654

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
HSBC Finance Corp.
    6.375%, 11/27/12....................................... $  600 $    623,512
International Business Machines Corp.
    2.100%, 05/06/13.......................................    700      716,148
John Deere Capital Corp.
    4.500%, 04/03/13.......................................    700      738,020
Johnson & Johnson
    0.700%, 05/15/13.......................................  2,000    2,007,264
JPMorgan Chase & Co.
    5.375%, 10/01/12.......................................    800      834,163
Kimberly-Clark Corp.
    5.000%, 08/15/13.......................................    600      641,953
Kroger Co. (The)
    5.500%, 02/01/13.......................................    600      629,513
MetLife, Inc.
    5.375%, 12/15/12.......................................  1,000    1,043,171
Nisource Finance Corp.
    6.150%, 03/01/13.......................................    600      636,019
Paccar Financial Corp.
    2.050%, 06/17/13.......................................    600      611,358
PepsiCo, Inc.
    4.650%, 02/15/13.......................................    600      630,680
Philip Morris International, Inc.
    4.875%, 05/16/13.......................................    600      635,712
Pitney Bowes, Inc.
    4.625%, 10/01/12.......................................    600      618,990
Prudential Financial, Inc.
    5.150%, 01/15/13.......................................    600      626,599
Reynolds American, Inc.
    7.250%, 06/01/13.......................................    600      651,988
SunTrust Banks, Inc.
    5.250%, 11/05/12.......................................    500      515,460
Target Corp.
    4.000%, 06/15/13.......................................    977    1,029,745
TD Ameritrade Holding Corp.
    2.950%, 12/01/12.......................................    700      714,122
Time Warner Cable, Inc.
    6.200%, 07/01/13.......................................  1,000    1,081,244
Travelers Property Casualty Corp.
    5.000%, 03/15/13.......................................    700      734,647
UnitedHealth Group, Inc.
    5.500%, 11/15/12.......................................    250      261,676
    4.875%, 04/01/13.......................................    600      629,834
Verizon Communications, Inc.
    4.350%, 02/15/13.......................................    600      627,040
Wal-Mart Stores, Inc.
    4.250%, 04/15/13.......................................  1,595    1,679,825

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Wells Fargo Bank & Co.
    4.375%, 01/31/13....................................... $  500 $    519,992
                                                                   ------------
TOTAL UNITED STATES........................................          44,518,943
                                                                   ------------
TOTAL BONDS................................................         134,055,734
                                                                   ------------
AGENCY OBLIGATIONS -- (11.1%)
Federal Home Loan Bank
    3.625%, 10/18/13.......................................  3,000    3,185,139
Federal Home Loan Mortgage Corporation
    4.125%, 09/27/13.......................................  3,000    3,211,818
Federal Home Loan Mortgage Corporation Discount Note
(y)^^ 0.054%, 12/12/11.....................................  4,000    3,999,910
Federal National Mortgage Association Discount Note
(y)^^ 0.040%, 12/09/11.....................................  9,000    8,999,812
                                                                   ------------
TOTAL AGENCY OBLIGATIONS. .................................          19,396,679
                                                                   ------------
COMMERCIAL PAPER -- (5.1%)
Caisse Cent Desjardins Du Quebec
    0.300%, 01/04/12.......................................  3,000    2,998,538
Caisse des Depots Et Consignations
    0.572%, 03/19/12.......................................  1,000      998,289
Electricite de France
    0.582%, 03/13/12.......................................  1,000      998,429
Sheffield Receivables Corp.
    0.360%, 01/04/12.......................................  3,000    2,998,630
    0.350%, 01/11/12.......................................  1,000      999,456
                                                                   ------------
TOTAL COMMERCIAL PAPER.....................................           8,993,342
                                                                   ------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 EXCHANGE-TRADED FUND -- (3.2%)
 UNITED STATES -- (3.2%)
    SPDR Trust Series I.................................    44,100 $  5,532,345
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (3.7%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares.............................. 6,434,385    6,434,385
                                                                   ------------

                                                                      VALUE+
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $172,868,110)..................................           $174,412,485
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                               ----------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ----------- ------------  ------- ------------
 Bonds........................          -- $134,055,734    --    $134,055,734
 Agency Obligations...........          --   19,396,679    --      19,396,679
 Commercial Paper.............          --    8,993,342    --       8,993,342
 Exchange-Traded Fund......... $ 5,532,345           --    --       5,532,345
 Temporary Cash Investments...   6,434,385           --    --       6,434,385
 Forward Currency Contracts**.          --     (300,884)   --        (300,884)
 Futures Contracts**..........   9,411,800           --    --       9,411,800
                               ----------- ------------    --    ------------
 TOTAL........................ $21,378,530 $162,144,871    --    $183,523,401
                               =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company..................................... $7,341,489,724
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $5,970,300,490)..................................... $7,341,489,724
                                                                 ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                  ------- ------------ ---------------
COMMON STOCKS -- (84.6%)
Consumer Discretionary -- (14.1%)
  #Dillard's, Inc. Class A....................... 240,649 $ 12,400,643       0.5%
   Foot Locker, Inc.............................. 476,481   10,415,875       0.4%
 #*GameStop Corp. Class A........................ 573,361   14,660,841       0.6%
  #Lennar Corp. Class A.......................... 638,026   10,552,950       0.4%
  *Liberty Media Corp. - Liberty Capital Class A. 139,435   10,711,397       0.4%
  *Mohawk Industries, Inc........................ 290,366   15,287,770       0.6%
  #Rent-A-Center, Inc............................ 265,181    9,055,931       0.4%
 #*Toll Brothers, Inc............................ 798,600   13,927,584       0.5%
   Other Securities..............................          326,124,938      12.8%
                                                          ------------      ----
Total Consumer Discretionary.....................          423,137,929      16.6%
                                                          ------------      ----
Consumer Staples -- (4.0%)
  *Constellation Brands, Inc. Class A............ 572,827   11,582,562       0.5%
  *Ralcorp Holdings, Inc......................... 166,665   13,473,199       0.5%
 #*Smithfield Foods, Inc......................... 767,800   17,551,908       0.7%
   Other Securities..............................           76,352,076       3.0%
                                                          ------------      ----
Total Consumer Staples...........................          118,959,745       4.7%
                                                          ------------      ----
Energy -- (9.0%)
  *Bill Barrett Corp............................. 221,991    9,234,826       0.4%
  *Helix Energy Solutions Group, Inc............. 494,307    8,927,184       0.4%
   HollyFrontier Corp............................ 292,434    8,974,799       0.4%
   Patterson-UTI Energy, Inc..................... 442,089    8,983,248       0.4%
  *Plains Exploration & Production Co............ 584,772   18,420,318       0.7%
  *Rowan Cos., Inc............................... 522,259   18,012,713       0.7%
  #Sunoco, Inc................................... 442,604   16,478,147       0.6%
  *Tesoro Corp................................... 728,585   18,899,495       0.7%
  #Tidewater, Inc................................ 228,570   11,252,501       0.4%
   Other Securities..............................          151,190,000       5.9%
                                                          ------------      ----
Total Energy.....................................          270,373,231      10.6%
                                                          ------------      ----
Financials -- (19.5%)
   American Financial Group, Inc................. 406,455   14,563,283       0.6%
   Assurant, Inc................................. 387,206   14,922,919       0.6%
   Axis Capital Holdings, Ltd.................... 478,366   14,996,774       0.6%
   Everest Re Group, Ltd......................... 105,755    9,509,490       0.4%
  #Legg Mason, Inc............................... 477,247   13,124,292       0.5%
  *NASDAQ OMX Group, Inc. (The).................. 660,615   16,548,406       0.6%
  *PartnerRe, Ltd................................ 152,798    9,507,092       0.4%
   People's United Financial, Inc................ 729,874    9,305,894       0.4%
   Reinsurance Group of America, Inc............. 304,455   15,901,685       0.6%
   Transatlantic Holdings, Inc................... 204,165   10,624,747       0.4%
   Validus Holdings, Ltd......................... 413,328   11,308,654       0.4%
   White Mountains Insurance Group, Ltd..........  22,083    9,274,860       0.4%
   Other Securities..............................          434,292,750      17.1%
                                                          ------------      ----
Total Financials.................................          583,880,846      23.0%
                                                          ------------      ----
Health Care -- (6.5%)
  *Coventry Health Care, Inc..................... 467,075   14,857,656       0.6%
  *Healthspring, Inc............................. 245,340   13,233,640       0.5%
  *Hologic, Inc.................................. 854,084   13,767,834       0.5%
  #Omnicare, Inc................................. 522,804   15,590,015       0.6%
   Other Securities..............................          136,145,359       5.4%
                                                          ------------      ----
Total Health Care................................          193,594,504       7.6%
                                                          ------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                     SHARES         VALUE+     OF NET ASSETS**
                                                                   ------------ -------------- ---------------
Industrials -- (12.7%)
  *Owens Corning, Inc.............................................      354,345 $   10,056,311       0.4%
  *Quanta Services, Inc...........................................      506,883     10,588,786       0.4%
  #Ryder System, Inc..............................................      219,950     11,204,253       0.4%
   Other Securities...............................................                 350,478,107      13.8%
                                                                                --------------      ----
Total Industrials.................................................                 382,327,457      15.0%
                                                                                --------------      ----
Information Technology -- (10.4%)
  *Arrow Electronics, Inc.........................................      414,359     14,937,642       0.6%
  *IAC/InterActiveCorp............................................      329,849     13,467,735       0.5%
  *Ingram Micro, Inc. Class A.....................................      529,613      9,469,480       0.4%
  *Tech Data Corp.................................................      261,278     12,849,652       0.5%
   Other Securities...............................................                 262,468,297      10.3%
                                                                                --------------      ----
Total Information Technology......................................                 313,192,806      12.3%
                                                                                --------------      ----
Materials -- (7.2%)
   Ashland, Inc...................................................      329,404     17,445,236       0.7%
  *Coeur d'Alene Mines Corp.......................................      421,417     10,775,633       0.4%
  #Cytec Industries, Inc..........................................      201,520      9,001,898       0.4%
  #Domtar Corp....................................................      162,773     13,332,736       0.5%
   MeadWestavco Corp..............................................      423,735     11,826,444       0.5%
   Reliance Steel & Aluminum Co...................................      212,025      9,369,385       0.4%
   Rock-Tenn Co. Class A..........................................      208,098     12,317,321       0.5%
   Other Securities...............................................                 131,056,566       5.1%
                                                                                --------------      ----
Total Materials...................................................                 215,125,219       8.5%
                                                                                --------------      ----
Other -- (0.0%)
   Other Securities...............................................                          --       0.0%
                                                                                --------------      ----
Telecommunication Services -- (0.8%)
   Other Securities...............................................                  25,513,924       1.0%
                                                                                --------------      ----
Utilities -- (0.4%)
   Other Securities...............................................                  10,985,644       0.4%
                                                                                --------------      ----
TOTAL COMMON STOCKS...............................................               2,537,091,305      99.7%
                                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................                       1,491       0.0%
                                                                                --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
     Shares.......................................................      809,741        809,741       0.0%
                                                                                --------------      ----

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                   ------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (15.4%)
(S)@DFA Short Term Investment Fund................................  461,537,179    461,537,179      18.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,174,891 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $1,179,114) to be repurchased at $1,140,675.................. $      1,141      1,140,671       0.1%
                                                                                --------------      ----
TOTAL SECURITIES LENDING COLLATERAL...............................                 462,677,850      18.2%
                                                                                --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                                    VALUE+     OF NET ASSETS**
                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,747,568,366)....................... $3,000,580,387      117.9%
                                                ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  423,137,929           --   --    $  423,137,929
   Consumer Staples.........    118,932,853 $     26,892   --       118,959,745
   Energy...................    270,373,231           --   --       270,373,231
   Financials...............    583,547,807      333,039   --       583,880,846
   Health Care..............    193,594,504           --   --       193,594,504
   Industrials..............    382,261,997       65,460   --       382,327,457
   Information Technology...    313,192,806           --   --       313,192,806
   Materials................    215,125,219           --   --       215,125,219
   Other....................             --           --   --                --
   Telecommunication
     Services...............     25,513,924           --   --        25,513,924
   Utilities................     10,985,644           --   --        10,985,644
Rights/Warrants.............          1,491           --   --             1,491
Temporary Cash Investments..        809,741           --   --           809,741
Securities Lending
  Collateral................             --  462,677,850   --       462,677,850
                             -------------- ------------   --    --------------
TOTAL....................... $2,537,477,146 $463,103,241   --    $3,000,580,387
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
 COMMON STOCKS -- (85.1%)
 Consumer Discretionary -- (15.7%)
    Bob Evans Farms, Inc..............   958,265 $   31,526,919       0.5%
  #*Cabela's, Inc..................... 1,410,635     35,153,024       0.5%
   #Dillard's, Inc. Class A........... 1,637,833     84,397,534       1.3%
   #Group 1 Automotive, Inc...........   692,454     31,548,204       0.5%
  #*Iconix Brand Group, Inc........... 1,808,160     32,456,472       0.5%
   #Penske Automotive Group, Inc...... 1,702,549     34,714,974       0.5%
   #Rent-A-Center, Inc................ 1,554,059     53,071,115       0.8%
  #*Saks, Inc......................... 3,415,558     36,102,448       0.6%
   #Scholastic Corp................... 1,528,917     41,051,421       0.6%
    Other Securities..................              816,364,443      12.5%
                                                 --------------      ----
 Total Consumer Discretionary.........            1,196,386,554      18.3%
                                                 --------------      ----
 Consumer Staples -- (3.2%)
    Fresh Del Monte Produce, Inc...... 1,373,299     34,964,193       0.5%
   *Hain Celestial Group, Inc. (The).. 1,248,931     41,914,124       0.7%
   #Universal Corp....................   707,351     30,288,770       0.5%
    Other Securities..................              138,519,464       2.1%
                                                 --------------      ----
 Total Consumer Staples...............              245,686,551       3.8%
                                                 --------------      ----
 Energy -- (8.6%)
   *Bill Barrett Corp.................   781,488     32,509,901       0.5%
    Bristow Group, Inc................ 1,094,569     54,487,645       0.8%
  #*Complete Production Services, Inc. 1,359,909     44,605,015       0.7%
   *Helix Energy Solutions Group, Inc. 3,199,360     57,780,442       0.9%
    HollyFrontier Corp................ 1,130,678     34,700,508       0.5%
    SEACOR Holdings, Inc..............   371,968     31,673,075       0.5%
  #*Western Refining, Inc............. 1,898,570     30,339,149       0.5%
    Other Securities..................              367,601,614       5.6%
                                                 --------------      ----
 Total Energy.........................              653,697,349      10.0%
                                                 --------------      ----
 Financials -- (18.1%)
  #*American Capital, Ltd............. 4,448,154     34,562,157       0.5%
  #*CNO Financial Group, Inc.......... 8,156,999     50,981,244       0.8%
   #Delphi Financial Group, Inc.
     Class A.......................... 1,362,859     36,088,506       0.5%
    Harleysville Group, Inc...........   512,744     30,128,837       0.5%
    Kemper Corp....................... 1,407,792     37,855,527       0.6%
  #*MBIA, Inc......................... 3,882,727     34,167,998       0.5%
    Montpelier Re Holdings, Ltd....... 2,084,607     36,480,623       0.6%
   *PHH Corp.......................... 1,845,253     34,044,918       0.5%
   #Umpqua Holdings Corp.............. 3,119,312     35,716,122       0.5%
   #Webster Financial Corp............ 1,871,431     36,754,905       0.6%
   #Wintrust Financial Corp........... 1,050,018     30,324,520       0.5%
    Other Securities..................              987,077,775      15.1%
                                                 --------------      ----
 Total Financials.....................            1,384,183,132      21.2%
                                                 --------------      ----
 Health Care -- (5.5%)
    Cooper Cos., Inc. (The)...........   613,518     42,516,797       0.7%
  #*Healthspring, Inc.................   882,626     47,608,846       0.7%
  #*LifePoint Hospitals, Inc.......... 1,784,701     68,996,541       1.1%
   *Viropharma, Inc................... 1,980,889     40,093,193       0.6%
    Other Securities..................              224,136,923       3.4%
                                                 --------------      ----
 Total Health Care....................              423,352,300       6.5%
                                                 --------------      ----
 Industrials -- (16.1%)
   #Alexander & Baldwin, Inc.......... 1,205,757     50,050,973       0.8%
  #*Avis Budget Group, Inc............ 3,121,273     44,009,949       0.7%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
Industrials -- (Continued)
 #*Esterline Technologies Corp.......  1,045,473 $   58,441,941       0.9%
  #GATX Corp.........................  1,559,790     59,240,824       0.9%
   Seaboard Corp.....................     18,588     40,856,424       0.6%
  #Trinity Industries, Inc...........  1,796,783     48,998,272       0.7%
  #Triumph Group, Inc................    664,017     38,579,388       0.6%
   Other Securities..................               883,966,620      13.5%
                                                 --------------      ----
Total Industrials....................             1,224,144,391      18.7%
                                                 --------------      ----
Information Technology -- (11.2%)
 #*Benchmark Electronics, Inc........  2,338,129     32,125,892       0.5%
 #*CACI International, Inc. Class A..    569,627     31,266,826       0.4%
  *Coherent, Inc.....................    783,871     39,953,905       0.6%
  *Convergys Corp....................  3,064,682     32,792,097       0.5%
 #*Fairchild Semiconductor
   International, Inc................  3,113,394     46,607,508       0.7%
   MKS Instruments, Inc..............  1,677,240     44,681,674       0.7%
 #*Vishay Intertechnology, Inc.......  2,938,669     31,590,692       0.5%
   Other Securities..................               594,642,481       9.1%
                                                 --------------      ----
Total Information Technology.........               853,661,075      13.0%
                                                 --------------      ----
Materials -- (6.3%)
  *Coeur d'Alene Mines Corp..........  1,822,519     46,601,811       0.7%
  #Westlake Chemical Corp............  1,576,358     64,961,713       1.0%
   Other Securities..................               366,139,330       5.6%
                                                 --------------      ----
Total Materials......................               477,702,854       7.3%
                                                 --------------      ----
Other -- (0.0%)
   Other Securities..................                   740,208       0.0%
                                                 --------------      ----
Real Estate Investment
  Trusts -- (0.0%)
   Other Securities..................                     1,166       0.0%
                                                 --------------      ----
Telecommunication Services -- (0.3%)
   Other Securities..................                20,070,867       0.3%
                                                 --------------      ----
Utilities -- (0.1%)
   Other Securities..................                 9,793,296       0.1%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             6,489,419,743      99.2%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..................                    12,439       0.0%
                                                 --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.7%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares............ 54,349,024     54,349,024       0.8%
                                                 --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                            SHARES/
                                             FACE                        PERCENTAGE
                                            AMOUNT          VALUE+     OF NET ASSETS**
                                         -------------- -------------- ---------------
                                             (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@DFA Short Term Investment Fund......  1,076,914,745 $1,076,914,745       16.5%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $2,071,998
     FHLMC, rates ranging from 4.500%
     to 6.000%, maturities ranging from
     07/01/30 to 10/01/36 & FNMA, rates
     ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26
     to 06/01/41, valued at $2,079,445)
     to be repurchased at $2,011,656.... $        2,012      2,011,649        0.0%
                                                        --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 1,078,926,394       16.5%
                                                        --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,359,639,212).................                $7,622,707,600      116.5%
                                                        ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $1,196,386,554             --   --    $1,196,386,554
   Consumer Staples.......    245,211,528 $      475,023   --       245,686,551
   Energy.................    653,697,349             --   --       653,697,349
   Financials.............  1,381,123,223      3,059,909   --     1,384,183,132
   Health Care............    423,331,307         20,993   --       423,352,300
   Industrials............  1,223,770,149        374,242   --     1,224,144,391
   Information Technology.    853,661,075             --   --       853,661,075
   Materials..............    477,702,854             --   --       477,702,854
   Other..................             --        740,208   --           740,208
   Real Estate
     Investment Trusts....          1,166             --   --             1,166
   Telecommunication
     Services.............     20,070,867             --   --        20,070,867
   Utilities..............      9,793,296             --   --         9,793,296
Rights/Warrants...........         12,439             --   --            12,439
Temporary Cash
  Investments.............     54,349,024             --   --        54,349,024
Securities Lending
  Collateral..............             --  1,078,926,394   --     1,078,926,394
Futures Contracts**.......        536,023             --   --           536,023
                           -------------- --------------   --    --------------
TOTAL..................... $6,539,646,854 $1,083,596,769   --    $7,623,243,623
                           ============== ==============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                        SHARES      VALUE+    OF NET ASSETS**
                                       --------- ------------ ---------------
  COMMON STOCKS -- (87.8%)
  Consumer Discretionary -- (12.0%)
    *Amazon.com, Inc..................    59,387 $ 12,679,718       0.3%
     Comcast Corp. Class A............   508,494   11,924,184       0.3%
    #Home Depot, Inc..................   251,163    8,991,635       0.3%
     McDonald's Corp..................   160,072   14,862,685       0.4%
    #Time Warner, Inc.................   253,277    8,862,162       0.2%
    #Walt Disney Co. (The)............   412,943   14,403,452       0.4%
     Other Securities.................            435,260,643      11.7%
                                                 ------------      ----
  Total Consumer Discretionary........            506,984,479      13.6%
                                                 ------------      ----
  Consumer Staples -- (7.3%)
    #Altria Group, Inc................   320,618    8,833,026       0.3%
     Coca-Cola Co. (The)..............   333,834   22,807,539       0.6%
     CVS Caremark Corp................   320,731   11,642,535       0.3%
     Kraft Foods, Inc. Class A........   386,181   13,585,848       0.4%
     PepsiCo, Inc.....................   253,522   15,959,210       0.4%
     Philip Morris International, Inc.   277,118   19,362,235       0.5%
     Procter & Gamble Co. (The).......   429,326   27,472,571       0.7%
    #Wal-Mart Stores, Inc.............   499,081   28,307,874       0.8%
     Other Securities.................            161,810,097       4.3%
                                                 ------------      ----
  Total Consumer Staples..............            309,780,935       8.3%
                                                 ------------      ----
  Energy -- (9.7%)
     Anadarko Petroleum Corp..........   117,743    9,242,826       0.3%
    #Chevron Corp.....................   477,372   50,147,929       1.3%
     ConocoPhillips...................   318,241   22,165,486       0.6%
     Exxon Mobil Corp.................   896,367   69,997,299       1.9%
     Occidental Petroleum Corp........   173,726   16,146,094       0.4%
     Schlumberger, Ltd................   211,589   15,545,444       0.4%
     Other Securities.................            226,991,149       6.1%
                                                 ------------      ----
  Total Energy........................            410,236,227      11.0%
                                                 ------------      ----
  Financials -- (13.2%)
     American Express Co..............   176,383    8,928,507       0.2%
     Bank of America Corp............. 1,928,676   13,172,857       0.4%
    *Berkshire Hathaway, Inc..........   290,501   22,618,408       0.6%
     Citigroup, Inc...................   600,766   18,978,198       0.5%
     Goldman Sachs Group, Inc. (The)..   103,629   11,352,557       0.3%
     JPMorgan Chase & Co..............   962,661   33,462,096       0.9%
     U.S. Bancorp.....................   443,086   11,338,571       0.3%
     Wells Fargo & Co................. 1,201,867   31,140,374       0.8%
     Other Securities.................            409,941,471      11.0%
                                                 ------------      ----
  Total Financials....................            560,933,039      15.0%
                                                 ------------      ----
  Health Care -- (9.7%)
    #Abbott Laboratories..............   244,235   13,156,939       0.4%
     Amgen, Inc.......................   198,736   11,381,611       0.3%
     Johnson & Johnson................   435,957   28,071,271       0.7%
     Merck & Co., Inc.................   709,740   24,486,030       0.7%
     Pfizer, Inc...................... 1,820,669   35,066,085       0.9%
     UnitedHealth Group, Inc..........   245,508   11,781,929       0.3%
     Other Securities.................            287,020,078       7.7%
                                                 ------------      ----
  Total Health Care...................            410,963,943      11.0%
                                                 ------------      ----
  Industrials -- (11.1%)
     Caterpillar, Inc.................   104,739    9,893,646       0.3%
     General Electric Co.............. 2,447,102   40,891,074       1.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                     SHARES         VALUE+     OF NET ASSETS**
                                                                   ------------ -------------- ---------------
Industrials -- (Continued)
   Union Pacific Corp.............................................      112,188 $   11,170,559       0.3%
   United Technologies Corp.......................................      142,425     11,106,302       0.3%
   Other Securities...............................................                 399,083,572      10.7%
                                                                                --------------      ----
Total Industrials.................................................                 472,145,153      12.7%
                                                                                --------------      ----
Information Technology -- (14.8%)
  *Apple, Inc.....................................................      150,843     61,058,230       1.6%
   Cisco Sytems, Inc..............................................      798,867     14,803,006       0.4%
  *Google, Inc....................................................       40,661     24,097,335       0.7%
   Hewlett-Packard Co.............................................      447,680     11,912,765       0.3%
  #Intel Corp.....................................................      963,439     23,642,793       0.6%
   International Business Machines Corp...........................      190,180     35,112,933       0.9%
   Microsoft Corp.................................................    1,228,039     32,702,679       0.9%
   Oracle Corp....................................................      628,672     20,601,581       0.6%
   QUALCOMM, Inc..................................................      272,315     14,051,454       0.4%
  #Visa, Inc......................................................      114,676     10,694,684       0.3%
   Other Securities...............................................                 377,845,655      10.1%
                                                                                --------------      ----
Total Information Technology......................................                 626,523,115      16.8%
                                                                                --------------      ----
Materials -- (4.4%)
   Other Securities...............................................                 183,944,352       4.9%
                                                                                --------------      ----
Other -- (0.0%)
   Other Securities...............................................                      26,516       0.0%
                                                                                --------------      ----
Telecommunication Services -- (2.3%)
   AT&T, Inc......................................................    1,371,909     40,210,653       1.1%
   Verizon Communications, Inc....................................      650,968     24,072,797       0.6%
   Other Securities...............................................                  33,735,138       0.9%
                                                                                --------------      ----
Total Telecommunication Services..................................                  98,018,588       2.6%
                                                                                --------------      ----
Utilities -- (3.3%)
   Other Securities...............................................                 139,394,990       3.8%
                                                                                --------------      ----
TOTAL COMMON STOCKS...............................................               3,718,951,337      99.7%
                                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................                      26,716       0.0%
                                                                                --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares.............................   10,048,770     10,048,770       0.3%
                                                                                --------------      ----

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                   ------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund................................  508,332,045    508,332,045      13.6%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,113,627 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $1,117,629) to be repurchased at $1,081,195.................. $      1,081      1,081,191       0.0%
                                                                                --------------      ----
TOTAL SECURITIES LENDING COLLATERAL...............................                 509,413,236      13.6%
                                                                                --------------      ----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                                  VALUE+     OF NET ASSETS**
                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,944,426,687)...................... $4,238,440,059      113.6%
                                              ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  506,984,479           --   --    $  506,984,479
   Consumer Staples.........    309,773,118 $      7,817   --       309,780,935
   Energy...................    410,236,227           --   --       410,236,227
   Financials...............    560,846,965       86,074   --       560,933,039
   Health Care..............    410,963,943           --   --       410,963,943
   Industrials..............    472,135,073       10,080   --       472,145,153
   Information Technology...    626,523,115           --   --       626,523,115
   Materials................    183,944,352           --   --       183,944,352
   Other....................             --       26,516   --            26,516
   Telecommunication
     Services...............     98,018,588           --   --        98,018,588
   Utilities................    139,394,990           --   --       139,394,990
Rights/Warrants.............         26,716           --   --            26,716
Temporary Cash Investments..     10,048,770           --   --        10,048,770
Securities Lending
  Collateral................             --  509,413,236   --       509,413,236
                             -------------- ------------   --    --------------
TOTAL....................... $3,728,896,336 $509,543,723   --    $4,238,440,059
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
 COMMON STOCKS -- (84.4%)
 Consumer Discretionary -- (11.8%)
   #Comcast Corp. Class A.............   980,689 $   22,997,157       0.4%
    Lowe's Cos., Inc..................   606,612     12,750,984       0.2%
   #News Corp. Class A................   837,149     14,666,850       0.2%
   #Time Warner, Inc..................   505,637     17,692,239       0.3%
   #Walt Disney Co. (The).............   823,524     28,724,517       0.5%
    Other Securities..................              719,773,468      12.4%
                                                 --------------      ----
 Total Consumer Discretionary.........              816,605,215      14.0%
                                                 --------------      ----
 Consumer Staples -- (5.7%)
    Coca-Cola Co. (The)...............   219,621     15,004,507       0.2%
   #CVS Caremark Corp.................   621,786     22,570,832       0.4%
    Kraft Foods, Inc. Class A.........   765,796     26,940,703       0.4%
    Procter & Gamble Co. (The)........   610,480     39,064,615       0.7%
    Wal-Mart Stores, Inc..............   387,774     21,994,541       0.4%
    Other Securities..................              266,242,594       4.6%
                                                 --------------      ----
 Total Consumer Staples...............              391,817,792       6.7%
                                                 --------------      ----
 Energy -- (10.2%)
    Anadarko Petroleum Corp...........   228,215     17,914,878       0.3%
   #Apache Corp.......................   180,816     18,014,698       0.3%
   #Chevron Corp......................   960,977    100,950,634       1.7%
    ConocoPhillips....................   621,821     43,309,833       0.8%
    Devon Energy Corp.................   189,302     12,295,165       0.2%
    Exxon Mobil Corp.................. 1,268,253     99,037,877       1.7%
    National Oilwell Varco, Inc.......   194,038     13,840,731       0.3%
    Occidental Petroleum Corp.........   270,857     25,173,450       0.4%
    Schlumberger, Ltd.................   177,195     13,018,517       0.2%
    Other Securities..................              360,895,030       6.2%
                                                 --------------      ----
 Total Energy.........................              704,450,813      12.1%
                                                 --------------      ----
 Financials -- (14.9%)
    Bank of America Corp.............. 4,072,969     27,818,378       0.5%
   *Berkshire Hathaway, Inc...........   192,106     14,957,373       0.3%
    Citigroup, Inc....................   627,059     19,808,794       0.3%
    Goldman Sachs Group, Inc. (The)...   215,233     23,578,775       0.4%
    JPMorgan Chase & Co............... 1,841,003     63,993,264       1.1%
   *MetLife, Inc......................   467,142     16,424,713       0.3%
    PNC Financial Services Group, Inc.   246,884     13,260,140       0.2%
  #*Prudential Financial, Inc.........   228,856     12,403,995       0.2%
    Travelers Cos., Inc. (The)........   235,445     13,738,216       0.2%
   #U.S. Bancorp......................   883,601     22,611,350       0.4%
    Wells Fargo & Co.................. 2,348,255     60,843,287       1.1%
    Other Securities..................              739,340,382      12.7%
                                                 --------------      ----
 Total Financials.....................            1,028,778,667      17.7%
                                                 --------------      ----
 Health Care -- (9.2%)
    Amgen, Inc........................   275,807     15,795,467       0.3%
    Johnson & Johnson.................   349,581     22,509,521       0.4%
    Merck & Co., Inc.................. 1,428,149     49,271,140       0.8%
    Pfizer, Inc....................... 3,659,190     70,475,999       1.2%
    UnitedHealth Group, Inc...........   453,978     21,786,404       0.4%
    WellPoint, Inc....................   203,028     13,988,629       0.2%
    Other Securities..................              437,036,920       7.5%
                                                 --------------      ----
 Total Health Care....................              630,864,080      10.8%
                                                 --------------      ----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                      SHARES          VALUE+     OF NET ASSETS**
                                                                   -------------- -------------- ---------------
Industrials -- (11.6%)
   General Electric Co............................................      4,935,281 $   82,468,546        1.4%
   Union Pacific Corp.............................................        223,752     22,278,987        0.4%
   Other Securities...............................................                   698,161,647       12.0%
                                                                                  --------------      -----
Total Industrials.................................................                   802,909,180       13.8%
                                                                                  --------------      -----
Information Technology -- (11.7%)
  *Apple, Inc.....................................................         89,996     36,428,581        0.6%
  *Google, Inc....................................................         24,471     14,502,493        0.3%
   Hewlett-Packard Co.............................................        667,594     17,764,676        0.3%
   Intel Corp.....................................................      1,282,072     31,462,047        0.5%
   International Business Machines Corp...........................        103,955     19,193,212        0.3%
   Microsoft Corp.................................................        781,806     20,819,494        0.4%
   Oracle Corp....................................................        517,147     16,946,907        0.3%
  #Visa, Inc......................................................        232,750     21,706,265        0.4%
   Other Securities...............................................                   624,341,675       10.7%
                                                                                  --------------      -----
Total Information Technology......................................                   803,165,350       13.8%
                                                                                  --------------      -----
Materials -- (4.4%)
   Dow Chemical Co. (The).........................................        547,213     15,256,298        0.3%
   Newmont Mining Corp............................................        203,051     13,569,898        0.2%
   Other Securities...............................................                   271,841,644        4.7%
                                                                                  --------------      -----
Total Materials...................................................                   300,667,840        5.2%
                                                                                  --------------      -----
Other -- (0.0%)
   Other Securities...............................................                        71,467        0.0%
                                                                                  --------------      -----
Real Estate Investment Trusts -- (0.0%)
   Other Securities...............................................                           180        0.0%
                                                                                  --------------      -----
Telecommunication Services -- (2.7%)
   AT&T, Inc......................................................      2,765,425     81,054,607        1.4%
   Verizon Communications, Inc....................................      1,309,782     48,435,738        0.8%
   Other Securities...............................................                    56,302,411        1.0%
                                                                                  --------------      -----
Total Telecommunication Services..................................                   185,792,756        3.2%
                                                                                  --------------      -----
Utilities -- (2.2%)
   Other Securities...............................................                   153,685,657        2.7%
                                                                                  --------------      -----
TOTAL COMMON STOCKS...............................................                 5,818,808,997      100.0%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................                        32,842        0.0%
                                                                                  --------------      -----

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT
                                                                   --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (15.6%)
(S)@DFA Short Term Investment Fund................................  1,077,291,303  1,077,291,303       18.5%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,362,130 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $1,367,026) to be repurchased at $1,322,460.................. $        1,322      1,322,456        0.0%
                                                                                  --------------      -----
TOTAL SECURITIES LENDING COLLATERAL...............................                 1,078,613,759       18.5%
                                                                                  --------------      -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,598,533,431)........................ $6,897,455,598      118.5%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $  816,605,215             --   --    $  816,605,215
   Consumer Staples.......    391,799,669 $       18,123   --       391,817,792
   Energy.................    704,450,813             --   --       704,450,813
   Financials.............  1,028,611,399        167,268   --     1,028,778,667
   Health Care............    630,864,080             --   --       630,864,080
   Industrials............    802,883,848         25,332   --       802,909,180
   Information Technology.    803,165,350             --   --       803,165,350
   Materials..............    300,667,840             --   --       300,667,840
   Other..................             --         71,467   --            71,467
   Real Estate Investment
     Trusts...............            180             --   --               180
   Telecommunication
     Services.............    185,792,756             --   --       185,792,756
   Utilities..............    153,685,657             --   --       153,685,657
Rights/Warrants...........         32,842             --   --            32,842
Securities Lending
  Collateral..............             --  1,078,613,759   --     1,078,613,759
                           -------------- --------------   --    --------------
TOTAL..................... $5,818,559,649 $1,078,895,949   --    $6,897,455,598
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                        --------- ------------ ---------------
  COMMON STOCKS -- (84.6%)
  Consumer Discretionary -- (12.8%)
     CBS Corp. Class B.................   210,809 $  5,440,980       0.3%
     Comcast Corp. Class A.............   298,194    6,992,649       0.4%
    #J.C. Penney Co., Inc..............   113,950    3,655,516       0.2%
    *Liberty Interactive Corp. Class A.   295,208    4,850,267       0.3%
    *Liberty Media Corp. - Liberty
      Capital Class A..................    48,389    3,717,243       0.2%
    #News Corp. Class A................   247,749    4,340,562       0.2%
    #Time Warner, Inc..................   198,927    6,960,456       0.4%
    *Walt Disney Co. (The).............   126,878    4,425,505       0.2%
     Other Securities..................            238,180,526      12.8%
                                                  ------------      ----
  Total Consumer Discretionary.........            278,563,704      15.0%
                                                  ------------      ----
  Consumer Staples -- (5.0%)
     Bunge, Ltd........................    76,528    4,727,135       0.3%
     CVS Caremark Corp.................   183,826    6,672,884       0.4%
     J.M. Smucker Co...................    58,872    4,534,321       0.2%
     Kraft Foods, Inc. Class A.........   226,307    7,961,480       0.4%
     Procter & Gamble Co. (The)........    97,417    6,233,714       0.3%
     Wal-Mart Stores, Inc..............    67,078    3,804,664       0.2%
     Other Securities..................             75,012,758       4.1%
                                                  ------------      ----
  Total Consumer Staples...............            108,946,956       5.9%
                                                  ------------      ----
  Energy -- (9.0%)
     Anadarko Petroleum Corp...........    68,323    5,363,356       0.3%
    #Chevron Corp......................   140,737   14,784,422       0.8%
     ConocoPhillips....................   197,546   13,759,079       0.7%
     Exxon Mobil Corp..................   184,915   14,440,012       0.8%
     HollyFrontier Corp................   137,868    4,231,169       0.2%
     Murphy Oil Corp...................    99,687    5,519,669       0.3%
     National Oilwell Varco, Inc.......    52,347    3,733,912       0.2%
     Other Securities..................            134,400,828       7.3%
                                                  ------------      ----
  Total Energy.........................            196,232,447      10.6%
                                                  ------------      ----
  Financials -- (19.7%)
     American Financial Group, Inc.....   129,237    4,630,562       0.2%
     Bank of America Corp.............. 1,252,365    8,553,653       0.5%
     Citigroup, Inc....................   176,896    5,588,145       0.3%
     Goldman Sachs Group, Inc. (The)...    43,159    4,728,068       0.3%
     Invesco, Ltd......................   224,753    4,510,793       0.2%
     JPMorgan Chase & Co...............   570,669   19,836,454       1.1%
    *MetLife, Inc......................   141,103    4,961,181       0.3%
    #PNC Financial Services Group, Inc.    73,036    3,922,764       0.2%
    *Principal Financial Group, Inc....   159,037    4,099,974       0.2%
    *Prudential Financial, Inc.........    67,351    3,650,424       0.2%
     Travelers Cos., Inc. (The)........    73,100    4,265,385       0.2%
    #Unum Group........................   203,475    4,850,844       0.3%
     Wells Fargo & Co..................   512,244   13,272,242       0.7%
     XL Group P.L.C....................   167,597    3,643,559       0.2%
     Other Securities..................            340,307,478      18.4%
                                                  ------------      ----
  Total Financials.....................            430,821,526      23.3%
                                                  ------------      ----
  Health Care -- (7.5%)
   #*Boston Scientific Corp............   789,051    4,647,510       0.3%
     Merck & Co., Inc..................   156,737    5,407,426       0.3%
     Pfizer, Inc.......................   572,241   11,021,362       0.6%
     UnitedHealth Group, Inc...........    79,287    3,804,983       0.2%
     WellPoint, Inc....................    62,400    4,299,360       0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES         VALUE+     OF NET ASSETS**
                                                                        ------------ -------------- ---------------
Health Care -- (Continued)
   Other Securities....................................................              $  133,717,915       7.2%
                                                                                     --------------      ----
Total Health Care......................................................                 162,898,556       8.8%
                                                                                     --------------      ----
Industrials -- (11.7%)
   General Electric Co.................................................      741,934     12,397,717       0.6%
   L-3 Communications Holdings, Inc....................................       54,307      3,680,928       0.2%
   Union Pacific Corp..................................................       38,880      3,871,282       0.2%
   Other Securities....................................................                 236,641,666      12.8%
                                                                                     --------------      ----
Total Industrials......................................................                 256,591,593      13.8%
                                                                                     --------------      ----
Information Technology -- (10.5%)
   Fidelity National Information Services, Inc.........................      157,698      4,128,534       0.2%
  *IAC/InterActiveCorp.................................................      143,044      5,840,487       0.3%
  #Intel Corp..........................................................      202,420      4,967,387       0.3%
   Other Securities....................................................                 214,926,468      11.6%
                                                                                     --------------      ----
Total Information Technology...........................................                 229,862,876      12.4%
                                                                                     --------------      ----
Materials -- (4.7%)
   MeadWestavco Corp...................................................      151,161      4,218,904       0.2%
   Other Securities....................................................                  99,109,833       5.4%
                                                                                     --------------      ----
Total Materials........................................................                 103,328,737       5.6%
                                                                                     --------------      ----
Other -- (0.0%)
   Other Securities....................................................                      24,012       0.0%
                                                                                     --------------      ----
Telecommunication Services -- (2.3%)
   AT&T, Inc...........................................................      802,858     23,531,768       1.3%
   Verizon Communications, Inc.........................................      205,994      7,617,658       0.4%
   Other Securities....................................................                  18,894,974       1.0%
                                                                                     --------------      ----
Total Telecommunication Services.......................................                  50,044,400       2.7%
                                                                                     --------------      ----
Utilities -- (1.4%)
  *AES Corp............................................................      393,220      4,411,928       0.3%
   Other Securities....................................................                  26,318,080       1.4%
                                                                                     --------------      ----
Total Utilities........................................................                  30,730,008       1.7%
                                                                                     --------------      ----
TOTAL COMMON STOCKS....................................................               1,848,044,815      99.8%
                                                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities....................................................                       9,390       0.0%
                                                                                     --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.    6,829,482      6,829,482       0.4%
                                                                                     --------------      ----

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT
                                                                        ------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@DFA Short Term Investment Fund.....................................  328,663,098    328,663,098      17.7%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $354,554 FHLMC, rates ranging
     from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $355,828) to be repurchased at $344,228........................... $        344        344,227       0.0%
                                                                                     --------------      ----
TOTAL SECURITIES LENDING COLLATERAL....................................                 329,007,325      17.7%
                                                                                     --------------      ----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,137,196,177)........................ $2,183,891,012      117.9%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  278,563,704           --   --    $  278,563,704
   Consumer Staples.........    108,939,001 $      7,955   --       108,946,956
   Energy...................    196,232,447           --   --       196,232,447
   Financials...............    430,715,577      105,949   --       430,821,526
   Health Care..............    162,898,556           --   --       162,898,556
   Industrials..............    256,572,491       19,102   --       256,591,593
   Information Technology...    229,862,876           --   --       229,862,876
   Materials................    103,328,737           --   --       103,328,737
   Other....................             --       24,012   --            24,012
   Telecommunication
     Services...............     50,044,400           --   --        50,044,400
   Utilities................     30,730,008           --   --        30,730,008
Rights/Warrants.............          9,390           --   --             9,390
Temporary Cash Investments..      6,829,482           --   --         6,829,482
Securities Lending
  Collateral................             --  329,007,325   --       329,007,325
                             -------------- ------------   --    --------------
TOTAL....................... $1,854,726,669 $329,164,343   --    $2,183,891,012
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
 COMMON STOCKS -- (78.0%)
 Consumer Discretionary -- (13.5%)
   #Aaron's, Inc.......................... 265,037 $  7,092,390       0.2%
   #Brinker International, Inc............ 322,412    7,383,235       0.2%
   #Buckle, Inc........................... 166,850    7,434,836       0.2%
  #*Carter's, Inc......................... 215,859    8,222,069       0.2%
   #Dillard's, Inc. Class A............... 175,813    9,059,644       0.2%
   *Domino's Pizza, Inc................... 270,452    8,662,578       0.2%
   #DSW, Inc. Class A..................... 136,560    7,147,550       0.2%
   *Express, Inc.......................... 310,412    7,012,207       0.2%
   *HSN, Inc.............................. 206,075    7,350,695       0.2%
    Penske Automotive Group, Inc.......... 331,438    6,758,021       0.2%
  #*Pier 1 Imports, Inc................... 641,193    8,021,324       0.2%
   #Rent-A-Center, Inc.................... 213,778    7,300,519       0.2%
  #*Ulta Salon Cosmetics & Fragrance, Inc. 159,558   10,736,658       0.3%
    Other Securities......................          551,203,433      14.6%
                                                   ------------      ----
 Total Consumer Discretionary.............          653,385,159      17.3%
                                                   ------------      ----
 Consumer Staples -- (3.6%)
   #Casey's General Stores, Inc........... 142,377    7,054,780       0.2%
   #Nu Skin Enterprises, Inc. Class A..... 281,324   14,215,302       0.4%
   #PriceSmart, Inc....................... 104,676    7,959,563       0.2%
   #Ruddick Corp.......................... 156,784    6,853,029       0.2%
   *TreeHouse Foods, Inc.................. 110,760    6,794,018       0.2%
    Other Securities......................          133,062,071       3.5%
                                                   ------------      ----
 Total Consumer Staples...................          175,938,763       4.7%
                                                   ------------      ----
 Energy -- (4.6%)
   *Bill Barrett Corp..................... 159,102    6,618,643       0.2%
  #*CVR Energy, Inc....................... 308,530    7,639,203       0.2%
   *Helix Energy Solutions Group, Inc..... 386,146    6,973,797       0.2%
    HollyFrontier Corp.................... 544,140   16,699,657       0.4%
  #*Rosetta Resources, Inc................ 159,447    7,069,880       0.2%
    Other Securities......................          177,688,715       4.7%
                                                   ------------      ----
 Total Energy.............................          222,689,895       5.9%
                                                   ------------      ----
 Financials -- (11.3%)
    Other Securities......................          543,995,659      14.4%
                                                   ------------      ----
 Health Care -- (8.7%)
  #*Cubist Pharmaceuticals, Inc........... 183,698    6,945,621       0.2%
   *Healthspring, Inc..................... 198,223   10,692,149       0.3%
  #*LifePoint Hospitals, Inc.............. 175,186    6,772,691       0.2%
   #Medicis Pharmaceutical Corp. Class A.. 202,645    7,759,277       0.2%
   *Myriad Genetics, Inc.................. 308,621    6,567,455       0.2%
  #*Questcor Pharmaceuticals, Inc......... 231,036    9,382,372       0.3%
   *Thoratec Corp......................... 190,303    6,947,963       0.2%
   *WellCare Health Plans, Inc............ 185,381    9,085,523       0.2%
    Other Securities......................          356,052,249       9.4%
                                                   ------------      ----
 Total Health Care........................          420,205,300      11.2%
                                                   ------------      ----
 Industrials -- (13.8%)
   *Acacia Research - Acacia Technologies. 168,983    6,732,283       0.2%
   *Alaska Air Group, Inc................. 105,107    6,992,769       0.2%
  #*Hexcel Corp........................... 334,881    8,274,910       0.2%
   *MasTec, Inc........................... 304,881    6,591,527       0.1%
   *Old Dominion Freight Line, Inc........ 191,772    7,013,102       0.2%
    Robbins & Myers, Inc.................. 153,211    6,847,000       0.2%
   *Teledyne Technologies, Inc............ 128,230    6,984,688       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                              SHARES          VALUE+     OF NET ASSETS**
                                                                           -------------- -------------- ---------------
Industrials -- (Continued)
   Other Securities.......................................................                $  614,888,794      16.3%
                                                                                          --------------      ----
Total Industrials.........................................................                   664,325,073      17.6%
                                                                                          --------------      ----
Information Technology -- (15.0%)
  *Anixter International, Inc.............................................        128,352      7,532,979       0.2%
 #*CommVault Systems, Inc.................................................        159,126      6,775,585       0.2%
  *Fairchild Semiconductor International, Inc.............................        459,629      6,880,646       0.2%
  *Loral Space & Communications, Inc......................................        120,478      7,288,919       0.2%
  *NeuStar, Inc...........................................................        253,413      8,055,999       0.2%
 #*RF Micro Devices, Inc..................................................        991,023      7,274,109       0.2%
  *SolarWinds, Inc........................................................        262,245      7,568,391       0.2%
  *Zebra Technologies Corp. Class A.......................................        188,468      6,735,846       0.1%
   Other Securities.......................................................                   663,230,127      17.6%
                                                                                          --------------      ----
Total Information Technology..............................................                   721,342,601      19.1%
                                                                                          --------------      ----
Materials -- (4.2%)
  #Carpenter Technology Corp..............................................        154,907      8,786,325       0.2%
  #NewMarket Corp.........................................................         40,900      7,940,326       0.2%
   Other Securities.......................................................                   186,722,077       5.0%
                                                                                          --------------      ----
Total Materials...........................................................                   203,448,728       5.4%
                                                                                          --------------      ----
Other -- (0.0%)
   Other Securities.......................................................                       146,504       0.0%
                                                                                          --------------      ----
Telecommunication Services -- (0.7%)
   Other Securities.......................................................                    35,198,179       0.9%
                                                                                          --------------      ----
Utilities -- (2.6%)
  #IDACORP, Inc...........................................................        169,060      6,826,643       0.2%
  #New Jersey Resources Corp..............................................        140,020      6,583,740       0.2%
   Other Securities.......................................................                   112,372,211       3.0%
                                                                                          --------------      ----
Total Utilities...........................................................                   125,782,594       3.4%
                                                                                          --------------      ----
TOTAL COMMON STOCKS.......................................................                 3,766,458,455      99.9%
                                                                                          --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.......................................................                        13,006       0.0%
                                                                                          --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....      3,579,149      3,579,149       0.1%
                                                                                          --------------      ----

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                           --------------
                                                                               (000)
SECURITIES LENDING COLLATERAL -- (21.9%)
(S)@DFA Short Term Investment Fund........................................  1,052,294,913  1,052,294,913      27.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $4,271,584 FHLMC, rates ranging from 4.500% to
     6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
     06/01/41, valued at $4,286,937) to be repurchased at $4,147,183...... $        4,147      4,147,169       0.1%
                                                                                          --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.......................................                 1,056,442,082      28.0%
                                                                                          --------------      ----

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,405,664,193)......................... $4,826,492,692      128.0%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $  653,385,159             --   --    $  653,385,159
   Consumer Staples.......    175,883,921 $       54,842   --       175,938,763
   Energy.................    222,689,895             --   --       222,689,895
   Financials.............    543,649,803        345,856   --       543,995,659
   Health Care............    420,205,300             --   --       420,205,300
   Industrials............    664,138,990        186,083   --       664,325,073
   Information Technology.    721,342,601             --   --       721,342,601
   Materials..............    203,448,728             --   --       203,448,728
   Other..................             --        146,504   --           146,504
   Telecommunication
     Services.............     35,198,179             --   --        35,198,179
   Utilities..............    125,782,594             --   --       125,782,594
Rights/Warrants...........         13,006             --   --            13,006
Temporary Cash
  Investments.............      3,579,149             --   --         3,579,149
Securities Lending
  Collateral..............             --  1,056,442,082   --     1,056,442,082
                           -------------- --------------   --    --------------
TOTAL..................... $3,769,317,325 $1,057,175,367   --    $4,826,492,692
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
 COMMON STOCKS -- (82.6%)
 Consumer Discretionary -- (13.7%)
  #*BJ's Restaurants, Inc................. 218,820 $ 11,582,143       0.4%
  #*Buffalo Wild Wings, Inc............... 149,089    9,872,674       0.3%
   *Domino's Pizza, Inc................... 242,198    7,757,602       0.2%
    Finish Line, Inc. Class A (The)....... 400,378    8,047,598       0.2%
   *Genesco, Inc.......................... 140,800    8,298,752       0.3%
  #*Hibbett Sporting Goods, Inc........... 213,043    8,775,241       0.3%
   #Monro Muffler Brake, Inc.............. 271,069   10,053,949       0.3%
   *Papa John's International, Inc........ 217,901    7,356,338       0.2%
  #*Peet's Coffee & Tea, Inc.............. 131,536    8,381,474       0.3%
   *True Religion Apparel, Inc............ 210,027    7,124,116       0.2%
    Other Securities......................          450,818,741      13.8%
                                                   ------------      ----
 Total Consumer Discretionary.............          538,068,628      16.5%
                                                   ------------      ----
 Consumer Staples -- (4.4%)
  #*Darling International, Inc............ 576,631    8,084,367       0.2%
   *Elizabeth Arden, Inc.................. 261,981    8,980,709       0.3%
   #J & J Snack Foods Corp................ 180,997    9,334,015       0.3%
   #PriceSmart, Inc....................... 271,252   20,626,002       0.6%
   #WD-40 Co.............................. 165,082    7,266,910       0.2%
    Other Securities......................          119,332,147       3.7%
                                                   ------------      ----
 Total Consumer Staples...................          173,624,150       5.3%
                                                   ------------      ----
 Energy -- (3.5%)
  #*Clayton Williams Energy, Inc.......... 110,880    7,244,899       0.2%
   *Newpark Resources, Inc................ 798,676    7,132,177       0.2%
    Other Securities......................          123,857,189       3.8%
                                                   ------------      ----
 Total Energy.............................          138,234,265       4.2%
                                                   ------------      ----
 Financials -- (12.4%)
   #Bank of the Ozarks, Inc............... 312,184    7,764,016       0.2%
   #FBL Financial Group, Inc. Class A..... 289,468    9,451,130       0.3%
  #*First Cash Financial Services, Inc.... 268,598   11,146,817       0.3%
    Infinity Property & Casualty Corp..... 144,597    8,380,842       0.3%
  #*World Acceptance Corp................. 156,911   10,615,029       0.3%
    Other Securities......................          439,307,038      13.5%
                                                   ------------      ----
 Total Financials.........................          486,664,872      14.9%
                                                   ------------      ----
 Health Care -- (10.3%)
  #*Air Methods Corp...................... 115,182    9,309,009       0.3%
   *Amsurg Corp........................... 295,558    7,486,484       0.2%
  #*Ariad Pharmaceuticals, Inc............ 887,486   10,321,462       0.3%
  #*Neogen Corp........................... 189,637    7,329,470       0.2%
  #*Questcor Pharmaceuticals, Inc......... 357,716   14,526,847       0.5%
    Other Securities......................          355,472,269      10.9%
                                                   ------------      ----
 Total Health Care........................          404,445,541      12.4%
                                                   ------------      ----
 Industrials -- (14.8%)
   *Acacia Research - Acacia Technologies. 346,464   13,803,126       0.4%
  #*Dollar Thrifty Automotive Group, Inc.. 133,851    8,170,265       0.3%
    Kaman Corp............................ 236,632    7,868,014       0.3%
   #Raven Industries, Inc................. 178,996   10,741,550       0.3%
   #Titan International, Inc.............. 319,702    7,193,295       0.2%
    Other Securities......................          536,930,809      16.5%
                                                   ------------      ----
 Total Industrials........................          584,707,059      18.0%
                                                   ------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                             SHARES         VALUE+     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
Information Technology -- (16.6%)
 #*Cabot Microelectronics Corp............................................      230,045 $    8,861,333       0.3%
  *Entegris, Inc..........................................................      822,588      7,370,388       0.2%
 #*Forrester Research, Inc................................................      256,389      9,181,290       0.3%
 #*iGATE Corp.............................................................      521,424      7,028,796       0.2%
 #*IPG Photonics Corp.....................................................      319,989     16,914,619       0.5%
  *Loral Space & Communications, Inc......................................      139,336      8,429,828       0.3%
 #*Manhattan Associates, Inc..............................................      238,948     10,119,448       0.3%
 #*NIC, Inc...............................................................      605,136      8,356,928       0.3%
  #OPNET Technologies, Inc................................................      203,834      8,915,699       0.3%
 #*RightNow Technologies, Inc.............................................      176,488      7,590,749       0.2%
 #*ScanSource, Inc........................................................      236,107      8,207,079       0.2%
 #*Tyler Technologies, Inc................................................      364,519     11,507,865       0.3%
   Other Securities.......................................................                 539,406,472      16.6%
                                                                                        --------------      ----
Total Information Technology..............................................                 651,890,494      20.0%
                                                                                        --------------      ----
Materials -- (4.2%)
  #AMCOL International Corp...............................................      263,102      7,943,049       0.2%
 #*Balchem Corp...........................................................      233,875      8,622,971       0.3%
   Buckeye Technologies, Inc..............................................      257,175      7,776,972       0.2%
   Deltic Timber Corp.....................................................      120,402      8,150,011       0.3%
   Other Securities.......................................................                 134,061,335       4.1%
                                                                                        --------------      ----
Total Materials...........................................................                 166,554,338       5.1%
                                                                                        --------------      ----
Other -- (0.0%)
   Other Securities.......................................................                     225,640       0.0%
                                                                                        --------------      ----
Telecommunication Services -- (1.1%)
   Other Securities.......................................................                  44,030,118       1.4%
                                                                                        --------------      ----
Utilities -- (1.6%)
   CH Energy Group, Inc...................................................      129,612      7,155,879       0.2%
  #MGE Energy, Inc........................................................      196,967      8,595,640       0.3%
   Other Securities.......................................................                  48,169,935       1.5%
                                                                                        --------------      ----
Total Utilities...........................................................                  63,921,454       2.0%
                                                                                        --------------      ----
TOTAL COMMON STOCKS.......................................................               3,252,366,559      99.8%
                                                                                        --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.......................................................                       3,054       0.0%
                                                                                        --------------      ----

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT
                                                                           ------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@DFA Short Term Investment Fund........................................  683,522,579    683,522,579      21.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $1,971,795 FHLMC, rates ranging from 4.500% to
     6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
     06/01/41, valued at $1,978,882) to be repurchased at $1,914,370...... $      1,914      1,914,364       0.1%
                                                                                        --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.......................................                 685,436,943      21.1%
                                                                                        --------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,600,655,911)........................ $3,937,806,556      120.9%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  538,068,628           --   --    $  538,068,628
   Consumer Staples.........    173,274,180 $    349,970   --       173,624,150
   Energy...................    138,234,265           --   --       138,234,265
   Financials...............    486,398,580      266,292   --       486,664,872
   Health Care..............    404,445,321          220   --       404,445,541
   Industrials..............    584,543,448      163,611   --       584,707,059
   Information Technology...    651,890,494           --   --       651,890,494
   Materials................    166,554,338           --   --       166,554,338
   Other....................             --      225,640   --           225,640
   Telecommunication
     Services...............     44,030,118           --   --        44,030,118
   Utilities................     63,921,454           --   --        63,921,454
Rights/Warrants.............          3,054           --   --             3,054
Securities Lending
  Collateral................             --  685,436,943   --       685,436,943
                             -------------- ------------   --    --------------
TOTAL....................... $3,251,363,880 $686,442,676   --    $3,937,806,556
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (78.3%)
Real Estate Investment
  Trusts -- (78.3%)
  #Alexander's, Inc..................     48,481 $   21,026,210       0.7%
  #Alexandria Real Estate Equities,
    Inc..............................    521,795     34,485,432       1.1%
  #American Campus Communities, Inc..    591,013     23,008,136       0.7%
  #Apartment Investment & Management
    Co. Class A......................  1,070,880     26,418,610       0.9%
  #AvalonBay Communities, Inc........    799,309    106,859,620       3.4%
  #BioMed Realty Trust, Inc..........  1,115,710     20,205,508       0.7%
  #Boston Properties, Inc............  1,282,000    126,905,180       4.1%
  #BRE Properties, Inc...............    604,452     30,295,134       1.0%
   Camden Property Trust.............    616,784     37,401,782       1.2%
  #CBL & Associates Properties, Inc..  1,200,256     18,459,937       0.6%
  #DDR Corp..........................  2,169,519     27,791,538       0.9%
  #Digital Realty Trust, Inc.........    820,928     51,168,442       1.6%
  #Douglas Emmett, Inc...............  1,030,607     20,096,837       0.6%
  #Duke Realty Corp..................  2,155,660     26,471,505       0.9%
  #Entertainment Properties Trust....    398,314     17,844,467       0.6%
  #Equity Lifestyle Properties, Inc..    305,149     20,179,503       0.6%
  #Equity Residential................  2,602,656    152,723,854       4.9%
  #Essex Property Trust, Inc.........    278,971     39,825,900       1.3%
  #Extra Space Storage, Inc..........    761,021     17,145,803       0.6%
  #Federal Realty Investment Trust...    562,878     49,961,051       1.6%
  #General Growth Properties, Inc....  3,768,676     55,399,537       1.8%
  #HCP, Inc..........................  3,359,192    133,863,801       4.3%
  #Health Care REIT, Inc.............  1,480,401     78,002,329       2.5%
  #Highwoods Properties, Inc.........    655,670     20,312,657       0.7%
  #Home Properties, Inc..............    394,411     23,230,808       0.7%
  #Hospitality Properties Trust......  1,129,465     27,141,044       0.9%
  #Host Hotels & Resorts, Inc........  6,093,286     86,951,191       2.8%
  #Kilroy Realty Corp................    482,302     17,695,660       0.6%
  #Kimco Realty Corp.................  3,688,342     64,435,335       2.1%
  #LaSalle Hotel Properties..........    701,968     16,784,055       0.5%
  #Liberty Property Trust............  1,044,979     33,439,328       1.1%
  #Macerich Co. (The)................  1,112,431     55,354,567       1.8%
  #Mack-Cali Realty Corp.............    740,084     20,766,757       0.7%
  #Mid-America Apartment
    Communities, Inc.................    306,430     19,121,232       0.6%
  #National Retail Properties, Inc...    776,932     21,171,397       0.7%
  #Piedmont Office Realty Trust, Inc.  1,425,836     24,210,695       0.8%
  #Post Properties, Inc..............    446,316     18,334,661       0.6%
  #ProLogis, Inc.....................  3,786,798    112,695,108       3.6%
  #Public Storage....................  1,324,670    170,948,664       5.5%
  #Realty Income Corp................  1,097,070     36,653,109       1.2%
  #Regency Centers Corp..............    750,677     30,747,730       1.0%
   Senior Housing Properties Trust...  1,254,419     28,149,162       0.9%
  #Simon Property Group, Inc.........  2,680,150    344,238,466      11.1%
  #SL Green Realty Corp..............    733,470     50,602,095       1.6%
  #Tanger Factory Outlet Centers, Inc    740,796     20,860,815       0.7%
   Taubman Centers, Inc..............    501,718     30,720,193       1.0%
   UDR, Inc..........................  1,759,117     43,854,787       1.4%
  #Ventas, Inc.......................  2,279,264    126,749,871       4.1%
  #Vornado Realty Trust..............  1,508,390    124,909,776       4.0%
   Weingarten Realty Investors.......  1,049,531     24,359,615       0.8%
   Other Securities..................               350,923,872      11.3%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             3,080,902,766      99.4%
                                                 --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares............ 16,634,679     16,634,679       0.6%
                                                 --------------      ----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                SHARES/
                                                 FACE                       PERCENTAGE
                                                AMOUNT         VALUE+     OF NET ASSETS*
                                              ------------ -------------- --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (21.3%)
(S)@DFA Short Term Investment Fund...........  831,111,524 $  831,111,524      26.8%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $5,834,067 FHLMC,
     rates ranging from 4.500% to 6.000%,
     maturities ranging from 07/01/30
     to 10/01/36 & FNMA, rates ranging from
     4.000% to 5.000%, maturities ranging
     from 06/01/26 to 06/01/41, valued
     at $5,855,036) to be repurchased at
     $5,664,162.............................. $      5,664      5,664,143       0.2%
                                                           --------------     -----
TOTAL SECURITIES LENDING COLLATERAL..........                 836,775,667      27.0%
                                                           --------------     -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,212,200,140)......................              $3,934,313,112     127.0%
                                                           ==============     =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Real Estate Investment
      Trusts................ $3,080,902,766           --   --    $3,080,902,766
 Temporary Cash Investments.     16,634,679           --   --        16,634,679
 Securities Lending
   Collateral...............             -- $836,775,667   --       836,775,667
                             -------------- ------------   --    --------------
 TOTAL...................... $3,097,537,445 $836,775,667   --    $3,934,313,112
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
COMMON STOCKS -- (88.3%)
AUSTRALIA -- (7.0%)
   Australia & New Zealand Banking Group,
     Ltd.................................. 404,534 $  9,140,990       0.5%
   BHP Billiton, Ltd...................... 294,474   11,527,036       0.7%
  #BHP Billiton, Ltd. Sponsored ADR.......  94,000    7,339,520       0.4%
  #Commonwealth Bank of Australia NL...... 226,423   11,631,325       0.7%
  #National Australia Bank, Ltd........... 351,947    9,400,269       0.6%
  #Westpac Banking Corp................... 370,419    8,596,005       0.5%
   Other Securities.......................           77,236,078       4.5%
                                                   ------------      ----
TOTAL AUSTRALIA...........................          134,871,223       7.9%
                                                   ------------      ----
AUSTRIA -- (0.2%)
   Other Securities.......................            3,978,127       0.2%
                                                   ------------      ----
BELGIUM -- (0.7%)
   Other Securities.......................           12,956,128       0.8%
                                                   ------------      ----
CANADA -- (9.9%)
  #Bank of Montreal....................... 100,316    5,926,872       0.3%
   Bank of Nova Scotia.................... 154,227    8,127,960       0.5%
  #Barrick Gold Corp...................... 148,900    7,351,261       0.4%
  *Canadian National Resources, Ltd....... 168,536    5,945,047       0.4%
   Goldcorp, Inc.......................... 119,317    5,805,743       0.3%
   Potash Corp. of Saskatchewan, Inc...... 127,800    6,049,264       0.4%
  #Royal Bank of Canada................... 214,980   10,486,408       0.6%
   Suncor Energy, Inc..................... 245,579    7,822,557       0.5%
  #Toronto Dominion Bank.................. 138,484   10,452,121       0.6%
   Other Securities.......................          121,117,122       7.1%
                                                   ------------      ----
TOTAL CANADA..............................          189,084,355      11.1%
                                                   ------------      ----
DENMARK -- (0.8%)
   Other Securities.......................           15,934,929       0.9%
                                                   ------------      ----
FINLAND -- (0.7%)
   Other Securities.......................           13,200,582       0.8%
                                                   ------------      ----
FRANCE -- (7.5%)
   BNP Paribas SA......................... 151,842    6,780,487       0.4%
   LVMH Moet Hennessy Louis Vuitton SA....  37,300    6,182,256       0.4%
  *Sanofi SA.............................. 125,482    8,976,861       0.5%
   Total SA............................... 188,167    9,818,035       0.6%
  #Total SA Sponsored ADR................. 144,707    7,568,176       0.4%
   Other Securities.......................          103,592,222       6.1%
                                                   ------------      ----
TOTAL FRANCE..............................          142,918,037       8.4%
                                                   ------------      ----
GERMANY -- (6.2%)
   BASF SE................................ 127,327    9,294,343       0.6%
   Daimler AG............................. 144,927    7,360,712       0.4%
   Siemens AG Sponsored ADR...............  67,650    7,101,220       0.4%
   Other Securities.......................           94,484,616       5.5%
                                                   ------------      ----
TOTAL GERMANY.............................          118,240,891       6.9%
                                                   ------------      ----
GREECE -- (0.1%)
   Other Securities.......................            1,332,587       0.1%
                                                   ------------      ----
HONG KONG -- (2.1%)
   Other Securities.......................           40,213,065       2.4%
                                                   ------------      ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
IRELAND -- (0.2%)
   Other Securities.....................           $  3,979,740       0.2%
                                                   ------------      ----
ISRAEL -- (0.5%)
   Other Securities.....................              8,892,145       0.5%
                                                   ------------      ----
ITALY -- (1.8%)
   Other Securities.....................             35,071,228       2.1%
                                                   ------------      ----
JAPAN -- (16.5%)
   Mitsubishi UFJ Financial Group, Inc.
     ADR................................ 1,455,897    6,304,034       0.4%
   Sumitomo Mitsui Financial Group, Inc.   206,840    5,781,494       0.3%
   Toyota Motor Corp....................   237,000    7,868,585       0.5%
   Other Securities.....................            296,612,690      17.4%
                                                   ------------      ----
TOTAL JAPAN.............................            316,566,803      18.6%
                                                   ------------      ----
NETHERLANDS -- (2.1%)
   Unilever NV..........................   232,801    8,037,144       0.5%
   Other Securities.....................             32,286,432       1.9%
                                                   ------------      ----
TOTAL NETHERLANDS.......................             40,323,576       2.4%
                                                   ------------      ----
NEW ZEALAND -- (0.1%)
   Other Securities.....................              1,751,488       0.1%
                                                   ------------      ----
NORWAY -- (0.9%)
   Other Securities.....................             17,778,919       1.0%
                                                   ------------      ----
PORTUGAL -- (0.2%)
   Other Securities.....................              3,684,379       0.2%
                                                   ------------      ----
SINGAPORE -- (1.3%)
   Other Securities.....................             25,916,519       1.5%
                                                   ------------      ----
SPAIN -- (2.7%)
   Banco Santander SA Sponsored ADR.....   884,386    7,570,344       0.5%
  #Telefonica SA Sponsored ADR..........   387,489    8,280,640       0.5%
   Other Securities.....................             36,360,995       2.1%
                                                   ------------      ----
TOTAL SPAIN.............................             52,211,979       3.1%
                                                   ------------      ----
SWEDEN -- (2.4%)
   Other Securities.....................             46,769,874       2.7%
                                                   ------------      ----
SWITZERLAND -- (6.5%)
   Nestle SA............................   489,910   28,335,266       1.7%
   Novartis AG..........................   193,385   10,894,398       0.6%
   Novartis AG ADR......................   147,100    8,306,737       0.5%
   Roche Holding AG Genusschein.........   104,748   17,185,942       1.0%
  *UBS AG...............................   532,753    6,733,044       0.4%
   Other Securities.....................             52,297,281       3.1%
                                                   ------------      ----
TOTAL SWITZERLAND.......................            123,752,668       7.3%
                                                   ------------      ----
UNITED KINGDOM -- (17.9%)
   Anglo American P.L.C.................   211,958    7,770,474       0.5%
   AstraZeneca P.L.C....................   123,555    5,931,765       0.4%
   BG Group P.L.C.......................   453,969    9,843,858       0.6%
  #BHP Billiton P.L.C. ADR..............   113,263    7,132,171       0.4%
   BP P.L.C. Sponsored ADR..............   415,018   18,335,495       1.1%
   British American Tobacco P.L.C.......   252,906   11,595,806       0.7%
   GlaxoSmithKline P.L.C................   478,323   10,734,683       0.6%
   GlaxoSmithKline P.L.C. Sponsored ADR.   154,591    6,924,131       0.4%
   HSBC Holdings P.L.C.................. 1,206,879   10,735,807       0.6%
   HSBC Holdings P.L.C. Sponsored ADR...   309,839   13,527,571       0.8%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                      SHARES        VALUE++     OF NET ASSETS**
                                                                    ------------ -------------- ---------------
UNITED KINGDOM -- (Continued)
   Rio Tinto P.L.C.................................................      168,948 $    9,139,891        0.5%
   Royal Dutch Shell P.L.C. ADR....................................      267,024     19,172,323        1.1%
   Standard Chartered P.L.C........................................      389,134      9,080,168        0.5%
   Tesco P.L.C.....................................................    1,280,146      8,253,622        0.5%
   Vodafone Group P.L.C............................................    3,189,133      8,855,210        0.5%
   Vodafone Group P.L.C. Sponsored ADR.............................      541,850     15,085,104        0.9%
   Other Securities................................................                 170,367,996       10.0%
                                                                                 --------------      -----
TOTAL UNITED KINGDOM...............................................                 342,486,075       20.1%
                                                                                 --------------      -----
TOTAL COMMON STOCKS................................................               1,691,915,317       99.3%
                                                                                 --------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)..................................................
   Other Securities................................................                   1,122,401        0.1%
                                                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities................................................                          --        0.0%
                                                                                 --------------      -----
FRANCE -- (0.0%)
   Other Securities................................................                          16        0.0%
                                                                                 --------------      -----
HONG KONG -- (0.0%)
   Other Securities................................................                      77,534        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS..............................................                      77,550        0.0%
                                                                                 --------------      -----

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT        VALUE+
                                                                    ------------ --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund.................................  222,462,799    222,462,799       13.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
     $141,447) to be repurchased at $138,674....................... $        139        138,674        0.0%
                                                                                 --------------      -----
TOTAL SECURITIES LENDING COLLATERAL................................                 222,601,473       13.0%
                                                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,823,498,825)............................................              $1,915,716,741      112.4%
                                                                                 ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  9,980,721 $  124,890,502   --    $  134,871,223
   Austria..................       55,100      3,923,027   --         3,978,127
   Belgium..................    2,331,061     10,625,067   --        12,956,128
   Canada...................  189,084,355             --   --       189,084,355
   Denmark..................    2,820,245     13,114,684   --        15,934,929
   Finland..................    1,693,594     11,506,988   --        13,200,582
   France...................   14,835,591    128,082,446   --       142,918,037
   Germany..................   24,107,837     94,133,054   --       118,240,891
   Greece...................       77,427      1,255,160   --         1,332,587
   Hong Kong................           --     40,213,065   --        40,213,065
   Ireland..................    1,798,065      2,181,675   --         3,979,740
   Israel...................    5,353,646      3,538,499   --         8,892,145
   Italy....................    5,246,571     29,824,657   --        35,071,228
   Japan....................   31,659,499    284,907,304   --       316,566,803
   Netherlands..............    3,878,230     36,445,346   --        40,323,576
   New Zealand..............           --      1,751,488   --         1,751,488
   Norway...................    1,219,272     16,559,647   --        17,778,919
   Portugal.................      145,957      3,538,422   --         3,684,379
   Singapore................           --     25,916,519   --        25,916,519
   Spain....................   23,212,665     28,999,314   --        52,211,979
   Sweden...................      658,225     46,111,649   --        46,769,874
   Switzerland..............   16,266,191    107,486,477   --       123,752,668
   United Kingdom...........  116,652,327    225,833,748   --       342,486,075
Preferred Stocks
   Germany..................           --      1,122,401   --         1,122,401
Rights/Warrants
   Belgium..................           --             --   --                --
   France...................           --             16   --                16
   Hong Kong................           --         77,534   --            77,534
Securities Lending
  Collateral................           --    222,601,473   --       222,601,473
                             ------------ --------------   --    --------------
TOTAL....................... $451,076,579 $1,464,640,162   --    $1,915,716,741
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
 COMMON STOCKS -- (87.5%)
 AUSTRALIA -- (6.6%)
    Australia & New Zealand Banking
      Group, Ltd.......................... 762,059 $ 17,219,748       0.3%
   #Commonwealth Bank of Australia NL..... 298,377   15,327,594       0.3%
   #National Australia Bank, Ltd.......... 955,683   25,525,653       0.5%
   #Origin Energy, Ltd.................... 776,727   11,704,787       0.2%
    Wesfarmers, Ltd....................... 396,275   13,444,988       0.2%
    Westpac Banking Corp.................. 623,513   14,469,347       0.3%
    Other Securities......................          309,219,313       5.7%
                                                   ------------      ----
 TOTAL AUSTRALIA..........................          406,911,430       7.5%
                                                   ------------      ----
 AUSTRIA -- (0.4%)
    Other Securities......................           25,447,567       0.5%
                                                   ------------      ----
 BELGIUM -- (1.0%)
    Other Securities......................           60,007,292       1.1%
                                                   ------------      ----
 CANADA -- (10.6%)
   #Bank of Montreal...................... 247,373   14,615,296       0.3%
   *Canadian National Resources, Ltd...... 379,150   13,374,381       0.2%
   #Royal Bank of Canada.................. 276,787   13,501,263       0.3%
    Suncor Energy, Inc.................... 627,329   19,982,639       0.4%
   #Toronto Dominion Bank................. 309,560   23,364,132       0.4%
    Other Securities......................          562,244,210      10.4%
                                                   ------------      ----
 TOTAL CANADA.............................          647,081,921      12.0%
                                                   ------------      ----
 DENMARK -- (0.7%)
    Other Securities......................           44,413,166       0.8%
                                                   ------------      ----
 FINLAND -- (1.3%)
    Other Securities......................           81,249,610       1.5%
                                                   ------------      ----
 FRANCE -- (6.2%)
    BNP Paribas SA........................ 344,447   15,381,240       0.3%
   #GDF Suez SA........................... 494,347   13,927,097       0.2%
    Sanofi SA ADR......................... 562,231   20,099,758       0.4%
   #Total SA Sponsored ADR................ 497,184   26,002,723       0.5%
    Other Securities......................          305,307,825       5.6%
                                                   ------------      ----
 TOTAL FRANCE.............................          380,718,643       7.0%
                                                   ------------      ----
 GERMANY -- (5.2%)
    Bayerische Motoren Werke AG........... 146,243   11,879,923       0.2%
    Daimler AG............................ 366,977   18,638,432       0.4%
    E.ON AG............................... 478,966   11,550,258       0.2%
    Munchener
      Rueckversicherungs-Gesellschaft AG..  86,672   11,607,062       0.2%
    Siemens AG Sponsored ADR.............. 125,474   13,171,006       0.2%
    Other Securities......................          253,078,460       4.7%
                                                   ------------      ----
 TOTAL GERMANY............................          319,925,141       5.9%
                                                   ------------      ----
 GREECE -- (0.3%)
    Other Securities......................           18,826,874       0.3%
                                                   ------------      ----
 HONG KONG -- (2.2%)
    Other Securities......................          132,897,281       2.5%
                                                   ------------      ----
 IRELAND -- (0.5%)
    Other Securities......................           30,027,936       0.6%
                                                   ------------      ----
 ISRAEL -- (0.7%)
    Teva Pharmaceutical Industries,
      Ltd. Sponsored ADR.................. 368,163   15,039,459       0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
 ISRAEL -- (Continued)
    Other Securities..................           $   26,411,514       0.5%
                                                 --------------      ----
 TOTAL ISRAEL.........................               41,450,973       0.8%
                                                 --------------      ----
 ITALY -- (1.9%)
    Other Securities..................              116,054,265       2.1%
                                                 --------------      ----
 JAPAN -- (17.3%)
    Honda Motor Co., Ltd. Sponsored
      ADR.............................   409,732     12,250,987       0.2%
    Mitsubishi UFJ Financial Group,
      Inc............................. 2,788,400     12,118,212       0.2%
    Sumitomo Mitsui Financial Group,
      Inc.............................   490,370     13,706,590       0.3%
    Toyota Motor Corp. Sponsored ADR..   345,041     23,017,685       0.4%
    Other Securities..................              999,914,033      18.6%
                                                 --------------      ----
 TOTAL JAPAN..........................            1,061,007,507      19.7%
                                                 --------------      ----
 NETHERLANDS -- (2.1%)
  #*ING Groep NV Sponsored ADR........ 1,565,969     13,529,972       0.3%
    Other Securities..................              115,741,461       2.1%
                                                 --------------      ----
 TOTAL NETHERLANDS....................              129,271,433       2.4%
                                                 --------------      ----
 NEW ZEALAND -- (0.2%)
    Other Securities..................               13,882,567       0.3%
                                                 --------------      ----
 NORWAY -- (1.0%)
    Other Securities..................               60,195,839       1.1%
                                                 --------------      ----
 PORTUGAL -- (0.3%)
    Other Securities..................               18,244,747       0.3%
                                                 --------------      ----
 SINGAPORE -- (1.5%)
    Other Securities..................               88,492,413       1.6%
                                                 --------------      ----
 SPAIN -- (2.2%)
   #Banco Santander SA Sponsored ADR.. 2,229,277     19,082,611       0.4%
    Other Securities..................              114,790,363       2.1%
                                                 --------------      ----
 TOTAL SPAIN..........................              133,872,974       2.5%
                                                 --------------      ----
 SWEDEN -- (2.6%)
    Other Securities..................              159,572,780       3.0%
                                                 --------------      ----
 SWITZERLAND -- (5.7%)
    Compagnie Financiere Richemont
      SA Series A.....................   232,579     13,248,772       0.2%
   #Credit Suisse Group AG Sponsored
     ADR..............................   411,180     11,911,885       0.2%
    Holcim, Ltd.......................   196,366     12,435,091       0.2%
    Nestle SA.........................   634,067     36,672,975       0.7%
   #Novartis AG ADR...................   565,326     31,923,959       0.6%
    Roche Holding AG Genusschein......    82,873     13,596,924       0.3%
   *Swiss Re, Ltd.....................   260,224     14,207,841       0.3%
   *UBS AG............................ 1,369,056     17,302,415       0.3%
    Zurich Financial Services AG......    94,275     21,725,069       0.4%
    Other Securities..................              176,474,572       3.3%
                                                 --------------      ----
 TOTAL SWITZERLAND....................              349,499,503       6.5%
                                                 --------------      ----
 UNITED KINGDOM -- (17.0%)
    Anglo American P.L.C..............   536,326     19,661,949       0.4%
   #Barclays P.L.C. Sponsored ADR..... 1,018,495     12,741,372       0.2%
    BG Group P.L.C....................   693,711     15,042,420       0.3%
    BP P.L.C. Sponsored ADR........... 1,242,359     54,887,421       1.0%
    HSBC Holdings P.L.C. Sponsored
      ADR............................. 1,411,211     61,613,472       1.2%
    Imperial Tobacco Group P.L.C......   400,030     14,571,837       0.3%
   #Prudential P.L.C. ADR.............   624,941     12,917,530       0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
 UNITED KINGDOM -- (Continued)
   #Rio Tinto P.L.C. Sponsored ADR....   257,107 $   13,899,204       0.3%
   #Royal Dutch Shell P.L.C. ADR...... 1,170,652     84,052,814       1.6%
    SABmiller P.L.C...................   396,880     14,454,433       0.3%
    Standard Chartered P.L.C..........   973,934     22,726,066       0.4%
    Tesco P.L.C....................... 2,009,224     12,954,285       0.2%
    Vodafone Group P.L.C. Sponsored
      ADR............................. 2,013,800     56,064,192       1.0%
    Xstrata P.L.C.....................   782,713     13,037,282       0.2%
    Other Securities..................              633,167,848      11.7%
                                                 --------------      ----
 TOTAL UNITED KINGDOM.................            1,041,792,125      19.3%
                                                 --------------      ----
 UNITED STATES -- (0.0%)
    Other Securities..................                  167,511       0.0%
                                                 --------------      ----
 TOTAL COMMON STOCKS..................            5,361,011,498      99.3%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.1%)
 GERMANY -- (0.1%)
    Other Securities..................                3,248,479       0.1%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
    Other Securities..................                    2,000       0.0%
                                                 --------------      ----
 BELGIUM -- (0.0%)
    Other Securities..................                      912       0.0%
                                                 --------------      ----
 CANADA -- (0.0%)
    Other Securities..................                    6,085       0.0%
                                                 --------------      ----
 HONG KONG -- (0.0%)
    Other Securities..................                  310,327       0.0%
                                                 --------------      ----
 ITALY -- (0.0%)
    Other Securities..................                  491,375       0.0%
                                                 --------------      ----
 JAPAN -- (0.0%)
    Other Securities..................                       --       0.0%
                                                 --------------      ----
 NORWAY -- (0.0%)
    Other Securities..................                       --       0.0%
                                                 --------------      ----
 SINGAPORE -- (0.0%)
    Other Securities..................                   44,515       0.0%
                                                 --------------      ----
 SPAIN -- (0.0%)
    Other Securities..................                       --       0.0%
                                                 --------------      ----
 UNITED KINGDOM -- (0.0%)
    Other Securities..................                    2,125       0.0%
                                                 --------------      ----
 TOTAL RIGHTS/WARRANTS................                  857,339       0.0%
                                                 --------------      ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                           SHARES/
                                            FACE                       PERCENTAGE
                                           AMOUNT         VALUE+     OF NET ASSETS**
                                         ------------ -------------- ---------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@DFA Short Term Investment Fund......  758,998,178 $  758,998,178       14.1%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $1,652,385) to
     be repurchased at $1,619,990....... $      1,620      1,619,985        0.0%
                                                      --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 760,618,163       14.1%
                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,593,025,409).................              $6,125,735,479      113.5%
                                                      ==============      =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Australia.............. $   24,248,905 $  382,662,525   --    $  406,911,430
   Austria................        146,543     25,301,024   --        25,447,567
   Belgium................      9,198,475     50,808,817   --        60,007,292
   Canada.................    646,764,266        317,655   --       647,081,921
   Denmark................      2,509,874     41,903,292   --        44,413,166
   Finland................      3,078,828     78,170,782   --        81,249,610
   France.................     73,789,463    306,929,180   --       380,718,643
   Germany................     54,910,512    265,014,629   --       319,925,141
   Greece.................      1,839,599     16,987,275   --        18,826,874
   Hong Kong..............        396,611    132,500,670   --       132,897,281
   Ireland................      8,472,364     21,555,572   --        30,027,936
   Israel.................     17,762,504     23,688,469   --        41,450,973
   Italy..................     13,894,968    102,159,297   --       116,054,265
   Japan..................     80,483,024    980,524,483   --     1,061,007,507
   Netherlands............     28,196,809    101,074,624   --       129,271,433
   New Zealand............        536,955     13,345,612   --        13,882,567
   Norway.................      8,085,874     52,109,965   --        60,195,839
   Portugal...............        255,204     17,989,543   --        18,244,747
   Singapore..............         11,008     88,481,405   --        88,492,413
   Spain..................     40,201,932     93,671,042   --       133,872,974
   Sweden.................      8,151,868    151,420,912   --       159,572,780
   Switzerland............     60,490,055    289,009,448   --       349,499,503
   United Kingdom.........    376,698,536    665,093,589   --     1,041,792,125
   United States..........        167,511             --   --           167,511
Preferred Stocks
   Germany................             --      3,248,479   --         3,248,479
Rights/Warrants
   Australia..............            848          1,152   --             2,000
   Belgium................             93            819   --               912
   Canada.................          5,504            581   --             6,085
   Hong Kong..............          9,600        300,727   --           310,327
   Italy..................        491,375             --   --           491,375
   Japan..................             --             --   --                --
   Norway.................             --             --   --                --
   Singapore..............         44,515             --   --            44,515
   Spain..................             --             --   --                --
   United Kingdom.........             --          2,125   --             2,125
Securities Lending
  Collateral..............             --    760,618,163   --       760,618,163
                           -------------- --------------   --    --------------
TOTAL..................... $1,460,843,623 $4,664,891,856   --    $6,125,735,479
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2011

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company.............................. $1,884,274,386
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company..............................  1,339,627,823
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..............................  1,099,968,620
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company..............................    767,432,021
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company..............................    736,260,868
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $5,863,291,899)......................................  5,827,563,718
                                                                 ==============
       TOTAL INVESTMENTS - (100.0%)
         (Cost $5,863,291,899).................................. $5,827,563,718
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $5,827,563,718   --      --    $5,827,563,718
                                  --------------   --      --    --------------
TOTAL............................ $5,827,563,718   --      --    $5,827,563,718
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company............................... $163,185,370
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $225,979,160)......................................... $163,185,370
                                                                   ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company............................... $139,306,320
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $133,473,171)......................................... $139,306,320
                                                                   ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                     VALUE+
                                                                   -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company........................................ $33,875,590
                                                                   -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $32,443,321)........................................... $33,875,590
                                                                   ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                     VALUE+
                                                                  ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company....................................... $117,494,809
                                                                  ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $120,697,761)......................................... $117,494,809
                                                                  ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (90.0%)
 AUSTRALIA -- (25.2%)
    CFS Retail Property Trust..........  9,495,471 $ 18,101,106       1.7%
   #Charter Hall Office REIT...........  2,059,687    7,308,705       0.7%
   #Commonwealth Property Office Fund.. 11,268,571   10,992,235       1.0%
    Dexus Property Group............... 22,645,933   20,144,876       1.9%
    Goodman Group...................... 34,562,666   22,460,174       2.1%
    GPT Group..........................  8,259,929   27,260,137       2.6%
    Investa Office Fund................ 12,013,956    7,854,072       0.7%
    Stockland Trust Group.............. 11,211,135   37,021,381       3.5%
    Westfield Group.................... 10,752,623   86,562,454       8.2%
    Westfield Retail Trust............. 13,665,264   36,417,759       3.4%
    Other Securities...................              20,785,916       2.0%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             294,908,815      27.8%
                                                   ------------      ----
 BELGIUM -- (1.5%)
    Cofinimmo SA.......................     57,381    6,995,067       0.7%
    Other Securities...................              10,552,543       1.0%
                                                   ------------      ----
 TOTAL BELGIUM.........................              17,547,610       1.7%
                                                   ------------      ----
 CANADA -- (6.9%)
   #Boardwalk REIT.....................    107,425    5,246,500       0.5%
   #Calloway REIT......................    235,054    6,202,077       0.6%
   #Canadian REIT......................    154,493    5,499,284       0.5%
   #H&R REIT...........................    626,246   13,677,828       1.3%
   #RioCan REIT........................    598,284   15,179,937       1.4%
    Other Securities...................              35,058,436       3.3%
                                                   ------------      ----
 TOTAL CANADA..........................              80,864,062       7.6%
                                                   ------------      ----
 CHINA -- (0.1%)
    Other Securities...................               1,433,235       0.1%
                                                   ------------      ----
 FRANCE -- (12.4%)
    Fonciere des Regions SA............    127,922    9,427,170       0.9%
    Gecina SA..........................     99,820    9,871,461       0.9%
    ICADE SA...........................    105,620    9,452,734       0.9%
    Klepierre SA.......................    477,925   14,896,760       1.4%
    Societe Immobiliere de Location
      pour l'Industrie et le Commerce
      SA...............................     60,179    6,316,891       0.6%
    Unibail-Rodamco SE.................    430,171   85,522,033       8.1%
    Other Securities...................               9,177,687       0.9%
                                                   ------------      ----
 TOTAL FRANCE..........................             144,664,736      13.7%
                                                   ------------      ----
 GERMANY -- (0.2%)
    Other Securities...................               2,302,835       0.2%
                                                   ------------      ----
 GREECE -- (0.0%)
    Other Securities...................                 289,306       0.0%
                                                   ------------      ----
 HONG KONG -- (3.8%)
    Link REIT (The).................... 10,491,447   36,030,162       3.4%
    Other Securities...................               8,303,569       0.8%
                                                   ------------      ----
 TOTAL HONG KONG.......................              44,333,731       4.2%
                                                   ------------      ----
 ISRAEL -- (0.1%)
    Other Securities...................                 471,711       0.0%
                                                   ------------      ----
 ITALY -- (0.2%)
    Other Securities...................               2,651,637       0.3%
                                                   ------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
JAPAN -- (13.7%)
   Advance Residence Investment Corp..     4,506 $    8,536,227       0.8%
  #Frontier Real Estate Investment
    Corp..............................       803      6,963,253       0.7%
   Japan Logistics Fund, Inc..........       661      5,696,505       0.5%
   Japan Prime Realty Investment Corp.     3,087      7,392,731       0.7%
   Japan Real Estate Investment Corp..     2,202     18,782,409       1.8%
   Japan Retail Fund Investment Corp..     7,473     11,568,004       1.1%
   MORI TRUST Sogo REIT, Inc..........       777      6,841,086       0.6%
   Nippon Accommodations Fund, Inc....       832      5,513,194       0.5%
   Nippon Building Fund, Inc..........     2,568     24,798,429       2.3%
   Nomura Real Estate Office Fund,
     Inc..............................     1,270      6,776,619       0.6%
   ORIX JREIT, Inc....................     1,258      5,176,684       0.5%
   United Urban Investment Corp.......     7,991      9,010,985       0.9%
   Other Securities...................               43,483,118       4.1%
                                                 --------------      ----
TOTAL JAPAN...........................              160,539,244      15.1%
                                                 --------------      ----
MALAYSIA -- (0.1%)
   Other Securities...................                1,184,708       0.1%
                                                 --------------      ----
NETHERLANDS -- (3.2%)
  #Corio NV...........................   296,540     15,069,675       1.4%
   Eurocommercial Properties NV.......   173,143      7,384,821       0.7%
   Wereldhave NV......................    98,279      7,692,752       0.8%
   Other Securities...................                7,671,696       0.7%
                                                 --------------      ----
TOTAL NETHERLANDS.....................               37,818,944       3.6%
                                                 --------------      ----
NEW ZEALAND -- (0.7%)
   Other Securities...................                8,046,881       0.8%
                                                 --------------      ----
SINGAPORE -- (6.6%)
   Ascendas REIT...................... 8,614,000     14,014,500       1.3%
  #CapitaCommercial Trust............. 9,608,000      8,583,035       0.8%
  #CapitaMall Trust................... 9,947,300     14,779,478       1.4%
  #Suntec REIT........................ 9,576,000      9,409,317       0.9%
   Other Securities...................               29,927,633       2.8%
                                                 --------------      ----
TOTAL SINGAPORE.......................               76,713,963       7.2%
                                                 --------------      ----
SOUTH AFRICA -- (1.3%)
   Other Securities...................               15,033,826       1.4%
                                                 --------------      ----
TAIWAN -- (0.5%)
   Other Securities...................                5,555,880       0.5%
                                                 --------------      ----
TURKEY -- (0.2%)
   Other Securities...................                2,750,181       0.3%
                                                 --------------      ----
UNITED KINGDOM -- (13.3%)
   British Land Co. P.L.C............. 3,992,823     32,665,745       3.1%
   Capital Shopping Centres Group
     P.L.C............................ 2,470,132     13,037,702       1.2%
   Derwent London P.L.C...............   424,026     11,541,706       1.1%
   Great Portland Estates P.L.C....... 1,344,878      8,039,765       0.8%
   Hammerson P.L.C.................... 3,244,216     21,194,780       2.0%
   Land Securities Group P.L.C........ 3,670,740     40,174,032       3.8%
   Segro P.L.C........................ 3,278,015     12,818,268       1.2%
   Shaftesbury P.L.C..................   964,902      7,797,207       0.7%
   Other Securities...................                8,319,981       0.8%
                                                 --------------      ----
TOTAL UNITED KINGDOM..................              155,589,186      14.7%
                                                 --------------      ----
TOTAL COMMON STOCKS...................            1,052,700,491      99.3%
                                                 --------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ------------ -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
   Other Securities................              $           --        0.0%
                                                 --------------      -----

                                      SHARES/
                                       FACE
                                      AMOUNT        VALUE+
                                    ------------ --------------
                                       (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund.  117,429,095    117,429,095       11.1%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $145,433) to be
     repurchased at $142,581....... $        143        142,581        0.0%
                                                 --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 117,571,676       11.1%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,236,416,496)                          $1,170,272,167      110.4%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Australia.................          -- $  294,908,815   --    $  294,908,815
   Belgium...................          --     17,547,610   --        17,547,610
   Canada.................... $80,864,062             --   --        80,864,062
   China.....................          --      1,433,235   --         1,433,235
   France....................          --    144,664,736   --       144,664,736
   Germany...................          --      2,302,835   --         2,302,835
   Greece....................          --        289,306   --           289,306
   Hong Kong.................          --     44,333,731   --        44,333,731
   Israel....................          --        471,711   --           471,711
   Italy.....................          --      2,651,637   --         2,651,637
   Japan.....................          --    160,539,244   --       160,539,244
   Malaysia..................          --      1,184,708   --         1,184,708
   Netherlands...............          --     37,818,944   --        37,818,944
   New Zealand...............          --      8,046,881   --         8,046,881
   Singapore.................          --     76,713,963   --        76,713,963
   South Africa..............          --     15,033,826   --        15,033,826
   Taiwan....................          --      5,555,880   --         5,555,880
   Turkey....................          --      2,750,181   --         2,750,181
   United Kingdom............          --    155,589,186   --       155,589,186
Rights/Warrants
   Netherlands...............          --             --   --                --
Securities Lending Collateral          --    117,571,676   --       117,571,676
                              ----------- --------------   --    --------------
TOTAL........................ $80,864,062 $1,089,408,105   --    $1,170,272,167
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                          SHARES      VALUE+
                                                        ---------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (99.9%)
 Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc................. 22,408,191 $520,990,441
 Investment in DFA International Real Estate
   Securities Portfolio of DFA Investment Dimensions
   Group Inc........................................... 70,803,906  346,939,139
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $700,209,803)..............................             867,929,580
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash
      Portfolio-Institutional Shares
      (Cost $1,082,738)................................  1,082,738    1,082,738
                                                                   ------------
    TOTAL INVESTMENTS - (100.0%)
      (Cost $701,292,541)..............................            $869,012,318
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                      -----------------------------------------
                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
 Affiliated Investment Companies..... $867,929,580   --      --    $867,929,580
 Temporary Cash Investments..........    1,082,738   --      --       1,082,738
                                      ------------   --      --    ------------
 TOTAL............................... $869,012,318   --      --    $869,012,318
                                      ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (92.0%)
 AUSTRALIA -- (6.7%)
   #Beach Energy, Ltd.................. 21,611,159 $ 26,560,150       0.4%
    GrainCorp, Ltd.....................  2,965,452   24,427,557       0.3%
   #Iluka Resources, Ltd...............  1,985,804   33,013,289       0.4%
   #Primary Health Care, Ltd........... 10,019,264   34,872,372       0.5%
    Other Securities...................             416,236,086       5.6%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             535,109,454       7.2%
                                                   ------------      ----
 AUSTRIA -- (0.9%)
    Wienerberger AG....................  2,176,620   26,298,707       0.3%
    Other Securities...................              41,990,462       0.6%
                                                   ------------      ----
 TOTAL AUSTRIA.........................              68,289,169       0.9%
                                                   ------------      ----
 BELGIUM -- (1.0%)
    Other Securities...................              77,750,194       1.1%
                                                   ------------      ----
 CANADA -- (12.1%)
  #*Canfor Corp........................  2,910,053   29,428,978       0.4%
   *Celestica, Inc.....................  4,421,197   36,682,517       0.5%
    Groupe Aeroplan, Inc...............  3,926,331   45,221,249       0.6%
   #HudBay Minerals, Inc...............  3,022,752   33,116,079       0.5%
   #Laurentian Bank of Canada..........    707,853   32,653,204       0.4%
   *Precision Drilling Corp............  2,895,326   33,579,101       0.5%
  #*Quadra FNX Mining, Ltd.............  3,463,804   39,963,628       0.5%
    RONA, Inc..........................  3,059,000   29,462,152       0.4%
    Sherritt International Corp........  6,421,483   36,915,072       0.5%
    West Fraser Timber Co., Ltd........    753,923   32,524,393       0.4%
    Other Securities...................             607,306,890       8.1%
                                                   ------------      ----
 TOTAL CANADA..........................             956,853,263      12.8%
                                                   ------------      ----
 DENMARK -- (0.6%)
    Other Securities...................              48,342,975       0.7%
                                                   ------------      ----
 FINLAND -- (2.4%)
   #Kemira Oyj.........................  1,855,442   25,412,220       0.4%
    Pohjola Bank P.L.C. Series A.......  3,275,771   37,666,126       0.5%
    Other Securities...................             128,141,304       1.7%
                                                   ------------      ----
 TOTAL FINLAND.........................             191,219,650       2.6%
                                                   ------------      ----
 FRANCE -- (4.5%)
   *Arkema SA..........................    960,744   65,291,306       0.9%
    Havas SA...........................  7,563,593   32,560,928       0.4%
    Nexans SA..........................    580,149   36,492,869       0.5%
    Valeo SA...........................    610,644   30,651,472       0.4%
    Other Securities...................             195,565,702       2.6%
                                                   ------------      ----
 TOTAL FRANCE..........................             360,562,277       4.8%
                                                   ------------      ----
 GERMANY -- (5.2%)
    Aurubis AG.........................  1,045,010   58,960,862       0.8%
   #Bilfinger Berger SE................    956,696   85,393,357       1.1%
    Other Securities...................             268,964,029       3.6%
                                                   ------------      ----
 TOTAL GERMANY.........................             413,318,248       5.5%
                                                   ------------      ----
 GREECE -- (0.2%)
    Other Securities...................              17,931,280       0.2%
                                                   ------------      ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                       SHARES      VALUE++     OF NET ASSETS**
                                     ---------- -------------- ---------------
  HONG KONG -- (2.2%)
     Other Securities...............            $  174,201,851       2.3%
                                                --------------      ----
  IRELAND -- (0.2%)
     Other Securities...............                17,645,637       0.2%
                                                --------------      ----
  ISRAEL -- (0.7%)
     Other Securities...............                57,978,847       0.8%
                                                --------------      ----
  ITALY -- (2.1%)
     Other Securities...............               168,859,590       2.3%
                                                --------------      ----
  JAPAN -- (22.7%)
    #Sumitomo Osaka Cement Co., Ltd.  9,901,000     29,994,015       0.4%
     Other Securities...............             1,772,264,168      23.8%
                                                --------------      ----
  TOTAL JAPAN.......................             1,802,258,183      24.2%
                                                --------------      ----
  MALAYSIA -- (0.0%)
     Other Securities...............                        --       0.0%
                                                --------------      ----
  NETHERLANDS -- (1.5%)
     Nutreco NV.....................    391,496     26,010,687       0.3%
     Other Securities...............                94,689,595       1.3%
                                                --------------      ----
  TOTAL NETHERLANDS.................               120,700,282       1.6%
                                                --------------      ----
  NEW ZEALAND -- (0.4%)
     Other Securities...............                31,535,579       0.4%
                                                --------------      ----
  NORWAY -- (1.1%)
     Other Securities...............                83,920,912       1.1%
                                                --------------      ----
  PORTUGAL -- (0.3%)
     Other Securities...............                18,919,692       0.3%
                                                --------------      ----
  SINGAPORE -- (1.2%)
     Other Securities...............                94,664,056       1.3%
                                                --------------      ----
  SPAIN -- (1.8%)
    #Bankinter SA...................  5,008,248     30,575,631       0.4%
     Other Securities...............               114,377,921       1.6%
                                                --------------      ----
  TOTAL SPAIN.......................               144,953,552       2.0%
                                                --------------      ----
  SWEDEN -- (2.7%)
    #Holmen AB Series B.............  1,134,730     32,106,688       0.4%
     Trelleborg AB Series B.........  6,786,568     57,449,216       0.8%
     Other Securities...............               124,949,633       1.7%
                                                --------------      ----
  TOTAL SWEDEN......................               214,505,537       2.9%
                                                --------------      ----
  SWITZERLAND -- (4.4%)
    *Clariant AG....................  3,074,973     33,299,125       0.5%
     Helvetia Holding AG............    109,790     40,115,063       0.5%
     Other Securities...............               277,667,837       3.7%
                                                --------------      ----
  TOTAL SWITZERLAND.................               351,082,025       4.7%
                                                --------------      ----
  UNITED KINGDOM -- (17.1%)
     Amlin P.L.C.................... 10,497,744     48,419,217       0.6%
     Ashtead Group P.L.C............ 12,335,561     30,695,832       0.4%
    *Barratt Developments P.L.C..... 18,155,287     25,867,847       0.3%
     Beazley P.L.C.................. 12,306,390     24,825,067       0.3%
     Bellway P.L.C..................  3,448,205     39,236,872       0.5%
     Bovis Homes Group P.L.C........  3,834,315     28,935,636       0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ------------ -------------- ---------------
UNITED KINGDOM -- (Continued)
   Catlin Group, Ltd...............    8,969,846 $   57,058,371        0.8%
   Cookson Group P.L.C.............    5,510,187     42,354,187        0.6%
   DS Smith P.L.C..................   12,267,878     41,912,701        0.6%
   Elementis P.L.C.................   10,519,973     24,285,483        0.3%
   Greene King P.L.C...............    4,908,532     35,393,600        0.5%
   Hiscox, Ltd.....................   10,648,017     65,075,913        0.9%
   Inchcape P.L.C..................    6,722,252     35,842,255        0.5%
   Logica P.L.C....................   22,349,788     33,536,882        0.4%
   Meggitt P.L.C...................   12,257,000     75,645,229        1.0%
   Millennium & Copthorne Hotels
     P.L.C.........................    4,813,561     34,415,255        0.5%
   Mondi P.L.C.....................    7,958,099     60,526,536        0.8%
   Persimmon P.L.C.................    7,337,098     58,510,689        0.8%
  *Taylor Wimpey P.L.C.............   64,796,706     38,351,361        0.5%
   Travis Perkins P.L.C............    4,769,109     67,455,417        0.9%
   Other Securities................                 491,922,240        6.6%
                                                 --------------      -----
TOTAL UNITED KINGDOM...............               1,360,266,590       18.2%
                                                 --------------      -----
UNITED STATES -- (0.0%)
   Other Securities................                   1,904,557        0.0%
                                                 --------------      -----
TOTAL COMMON STOCKS................               7,312,773,400       98.1%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
   Other Securities................                       1,396        0.0%
                                                 --------------      -----
BELGIUM -- (0.0%)
   Other Securities................                       5,624        0.0%
                                                 --------------      -----
CANADA -- (0.0%)
   Other Securities................                     165,730        0.0%
                                                 --------------      -----
HONG KONG -- (0.0%)
   Other Securities................                     130,785        0.0%
                                                 --------------      -----
ITALY -- (0.1%)
   Other Securities................                   9,173,480        0.1%
                                                 --------------      -----
NORWAY -- (0.0%)
   Other Securities................                          --        0.0%
                                                 --------------      -----
UNITED KINGDOM -- (0.0%)
   Other Securities................                      23,819        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS..............                   9,500,834        0.1%
                                                 --------------      -----

                                      SHARES/
                                       FACE
                                      AMOUNT        VALUE+
                                    ------------ --------------
                                       (000)
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@DFA Short Term Investment Fund.  626,905,225    626,905,225        8.4%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $90,837) to be repurchased
     at $89,056.................... $         89         89,056        0.0%
                                                 --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 626,994,281        8.4%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,857,612,612)............              $7,949,268,515      106.6%
                                                 ==============      =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  7,341,399 $  527,768,055   --    $  535,109,454
   Austria..................      234,581     68,054,588   --        68,289,169
   Belgium..................       10,666     77,739,528   --        77,750,194
   Canada...................  956,853,263             --   --       956,853,263
   Denmark..................      304,116     48,038,859   --        48,342,975
   Finland..................           --    191,219,650   --       191,219,650
   France...................           --    360,562,277   --       360,562,277
   Germany..................      986,959    412,331,289   --       413,318,248
   Greece...................        2,994     17,928,286   --        17,931,280
   Hong Kong................    1,320,577    172,881,274   --       174,201,851
   Ireland..................      253,795     17,391,842   --        17,645,637
   Israel...................        4,655     57,974,192   --        57,978,847
   Italy....................           --    168,859,590   --       168,859,590
   Japan....................    2,683,890  1,799,574,293   --     1,802,258,183
   Malaysia.................           --             --   --                --
   Netherlands..............      152,163    120,548,119   --       120,700,282
   New Zealand..............           --     31,535,579   --        31,535,579
   Norway...................      204,338     83,716,574   --        83,920,912
   Portugal.................      411,087     18,508,605   --        18,919,692
   Singapore................       39,029     94,625,027   --        94,664,056
   Spain....................       50,613    144,902,939   --       144,953,552
   Sweden...................    4,843,661    209,661,876   --       214,505,537
   Switzerland..............      102,112    350,979,913   --       351,082,025
   United Kingdom...........    7,129,266  1,353,137,324   --     1,360,266,590
   United States............    1,904,557             --   --         1,904,557
Rights/Warrants
   Australia................        1,396             --   --             1,396
   Belgium..................           --          5,624   --             5,624
   Canada...................      165,730             --   --           165,730
   Hong Kong................      130,785             --   --           130,785
   Italy....................    9,173,480             --   --         9,173,480
   Norway...................           --             --   --                --
   United Kingdom...........           --         23,819   --            23,819
Securities Lending
  Collateral................           --    626,994,281   --       626,994,281
                             ------------ --------------   --    --------------
TOTAL....................... $994,305,112 $6,954,963,403   --    $7,949,268,515
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
 COMMON STOCKS -- (90.6%)
 AUSTRALIA -- (6.4%)
    Australia & New Zealand Banking Group,
      Ltd................................... 30,566 $   690,680       0.2%
    National Australia Bank, Ltd............ 44,894   1,199,089       0.3%
   #Origin Energy, Ltd...................... 65,486     986,833       0.2%
    Santos, Ltd............................. 52,226     705,342       0.2%
    Suncorp Group, Ltd...................... 83,085     745,678       0.2%
    Other Securities........................         24,476,572       5.9%
                                                    -----------      ----
 TOTAL AUSTRALIA............................         28,804,194       7.0%
                                                    -----------      ----
 AUSTRIA -- (0.5%)
    Other Securities........................          2,158,236       0.5%
                                                    -----------      ----
 BELGIUM -- (1.2%)
    Other Securities........................          5,638,856       1.4%
                                                    -----------      ----
 CANADA -- (10.4%)
   #Bank of Montreal........................ 13,100     773,974       0.2%
    Magna International, Inc................ 18,560     708,138       0.2%
    Suncor Energy, Inc...................... 34,672   1,104,425       0.2%
   #Toronto Dominion Bank................... 15,429   1,164,508       0.3%
    Other Securities........................         42,986,572      10.5%
                                                    -----------      ----
 TOTAL CANADA...............................         46,737,617      11.4%
                                                    -----------      ----
 DENMARK -- (0.9%)
    Other Securities........................          4,030,428       1.0%
                                                    -----------      ----
 FINLAND -- (1.6%)
    UPM-Kymmene Oyj......................... 61,081     714,229       0.2%
    Other Securities........................          6,528,806       1.6%
                                                    -----------      ----
 TOTAL FINLAND..............................          7,243,035       1.8%
                                                    -----------      ----
 FRANCE -- (5.7%)
    BNP Paribas SA.......................... 18,185     812,049       0.2%
    Cie de Saint-Gobain SA.................. 15,324     708,237       0.2%
   *Sanofi SA............................... 20,001   1,430,852       0.3%
    Total SA Sponsored ADR.................. 15,900     831,570       0.2%
    Other Securities........................         21,815,946       5.3%
                                                    -----------      ----
 TOTAL FRANCE...............................         25,598,654       6.2%
                                                    -----------      ----
 GERMANY -- (4.9%)
    Allianz SE..............................  6,494     722,536       0.2%
    Bayerische Motoren Werke AG.............  8,606     699,101       0.1%
    Daimler AG.............................. 17,410     884,238       0.2%
   #Deutsche Bank AG........................ 29,192   1,208,841       0.3%
    Deutsche Post AG........................ 47,190     715,802       0.2%
    E.ON AG................................. 34,364     828,687       0.2%
    Other Securities........................         17,216,296       4.2%
                                                    -----------      ----
 TOTAL GERMANY..............................         22,275,501       5.4%
                                                    -----------      ----
 GREECE -- (0.4%)
    Other Securities........................          1,969,136       0.5%
                                                    -----------      ----
 HONG KONG -- (2.2%)
    Other Securities........................          9,717,726       2.4%
                                                    -----------      ----
 IRELAND -- (0.7%)
    Other Securities........................          3,281,144       0.8%
                                                    -----------      ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
  ISRAEL -- (0.6%)
     Other Securities.....................         $ 2,661,701       0.7%
                                                   -----------      ----
  ITALY -- (2.1%)
     Other Securities.....................           9,399,033       2.3%
                                                   -----------      ----
  JAPAN -- (20.3%)
     Mitsubishi UFJ Financial Group, Inc.. 224,300     974,794       0.2%
     Sumitomo Mitsui Financial Group, Inc.  26,841     750,247       0.2%
     Toyota Motor Corp. Sponsored ADR.....  11,600     773,836       0.2%
     Other Securities.....................          88,785,857      21.6%
                                                   -----------      ----
  TOTAL JAPAN.............................          91,284,734      22.2%
                                                   -----------      ----
  NETHERLANDS -- (2.1%)
     Akzo Nobel NV........................  17,072     897,681       0.2%
     Other Securities.....................           8,632,367       2.1%
                                                   -----------      ----
  TOTAL NETHERLANDS.......................           9,530,048       2.3%
                                                   -----------      ----
  NEW ZEALAND -- (0.3%)
     Other Securities.....................           1,235,763       0.3%
                                                   -----------      ----
  NORWAY -- (1.1%)
     Other Securities.....................           5,000,308       1.2%
                                                   -----------      ----
  PORTUGAL -- (0.3%)
     Other Securities.....................           1,265,966       0.3%
                                                   -----------      ----
  SINGAPORE -- (1.4%)
     Other Securities.....................           6,536,362       1.6%
                                                   -----------      ----
  SPAIN -- (1.9%)
     Banco Santander SA................... 114,518     969,265       0.2%
     Other Securities.....................           7,704,384       1.9%
                                                   -----------      ----
  TOTAL SPAIN.............................           8,673,649       2.1%
                                                   -----------      ----
  SWEDEN -- (2.5%)
     Other Securities.....................          11,053,056       2.7%
                                                   -----------      ----
  SWITZERLAND -- (5.4%)
    *Aryzta AG............................  14,609     704,420       0.2%
     Holcim, Ltd..........................  21,970   1,391,274       0.3%
     Julius Baer Group, Ltd...............  27,417   1,030,189       0.3%
     Novartis AG ADR......................  13,137     741,846       0.2%
    *Swiss Re, Ltd........................  23,898   1,304,795       0.3%
     Zurich Financial Services AG.........   7,485   1,724,870       0.4%
     Other Securities.....................          17,375,834       4.2%
                                                   -----------      ----
  TOTAL SWITZERLAND.......................          24,273,228       5.9%
                                                   -----------      ----
  UNITED KINGDOM -- (17.7%)
     Anglo American P.L.C.................  48,414   1,774,879       0.4%
     Aviva P.L.C.......................... 128,562     701,377       0.2%
     BG Group P.L.C.......................  36,356     788,343       0.2%
     BP P.L.C. Sponsored ADR..............  66,425   2,934,656       0.7%
     HSBC Holdings P.L.C. Sponsored ADR...  71,003   3,099,991       0.8%
     International Power P.L.C............ 155,255     842,209       0.2%
     Kingfisher P.L.C..................... 232,192     961,992       0.2%
     Legal & General Group P.L.C.......... 594,171   1,046,697       0.3%
     Old Mutual P.L.C..................... 503,063     884,450       0.2%
     Prudential P.L.C.....................  68,348     705,973       0.2%
     Resolution, Ltd...................... 202,437     890,902       0.2%
     Royal Dutch Shell P.L.C. ADR.........  88,550   6,357,890       1.6%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
 UNITED KINGDOM -- (Continued)
    RSA Insurance Group P.L.C.........     512,455 $    915,168        0.2%
    Standard Chartered P.L.C..........      36,935      861,852        0.2%
    Standard Life P.L.C...............     262,373      905,022        0.2%
    Vodafone Group P.L.C. Sponsored
      ADR.............................     165,738    4,614,146        1.1%
    William Morrison Supermarkets
      P.L.C...........................     144,442      700,460        0.2%
    Wolseley P.L.C....................      25,895      746,709        0.2%
    Xstrata P.L.C.....................      77,287    1,287,333        0.3%
    Other Securities..................               48,849,515       11.9%
                                                   ------------      -----
 TOTAL UNITED KINGDOM.................               79,869,564       19.5%
                                                   ------------      -----
 TOTAL COMMON STOCKS..................              408,237,939       99.5%
                                                   ------------      -----
 PREFERRED STOCKS -- (0.0%)
 GERMANY -- (0.0%)
    Other Securities..................                  117,734        0.0%
                                                   ------------      -----
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
    Other Securities..................                      135        0.0%
                                                   ------------      -----
 BELGIUM -- (0.0%)
    Other Securities..................                       68        0.0%
                                                   ------------      -----
 CANADA -- (0.0%)
    Other Securities..................                    1,354        0.0%
                                                   ------------      -----
 HONG KONG -- (0.0%)
    Other Securities..................                   30,745        0.0%
                                                   ------------      -----
 ITALY -- (0.0%)
    Other Securities..................                   49,374        0.0%
                                                   ------------      -----
 NORWAY -- (0.0%)
    Other Securities..................                       --        0.0%
                                                   ------------      -----
 SINGAPORE -- (0.0%)
    Other Securities..................                    1,530        0.0%
                                                   ------------      -----
 UNITED KINGDOM -- (0.0%)
    Other Securities..................                      233        0.0%
                                                   ------------      -----
 TOTAL RIGHTS/WARRANTS................                   83,439        0.0%
                                                   ------------      -----

                                         SHARES/
                                          FACE
                                         AMOUNT      VALUE+
                                       ----------- ------------
                                          (000)
 SECURITIES LENDING COLLATERAL -- (9.4%)
 (S)@DFA Short Term Investment Fund...  37,180,863   37,180,863        9.1%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by
      FNMA 3.500%, 11/01/31, valued
      at $5,110,426) to be
      repurchased at $5,010,237....... $     5,010    5,010,222        1.2%
                                                   ------------      -----
 TOTAL SECURITIES LENDING COLLATERAL..               42,191,085       10.3%
                                                   ------------      -----
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $414,944,025)................             $450,630,197      109.8%
                                                   ============      =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                 ---------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia.................. $   838,884 $ 27,965,310   --    $ 28,804,194
     Austria....................       3,397    2,154,839   --       2,158,236
     Belgium....................     501,082    5,137,774   --       5,638,856
     Canada.....................  46,699,667       37,950   --      46,737,617
     Denmark....................          --    4,030,428   --       4,030,428
     Finland....................          --    7,243,035   --       7,243,035
     France.....................   1,712,720   23,885,934   --      25,598,654
     Germany....................   2,277,734   19,997,767   --      22,275,501
     Greece.....................      66,432    1,902,704   --       1,969,136
     Hong Kong..................       7,708    9,710,018   --       9,717,726
     Ireland....................     689,561    2,591,583   --       3,281,144
     Israel.....................     647,536    2,014,165   --       2,661,701
     Italy......................     957,480    8,441,553   --       9,399,033
     Japan......................   2,731,897   88,552,837   --      91,284,734
     Netherlands................   1,861,493    7,668,555   --       9,530,048
     New Zealand................      23,685    1,212,078   --       1,235,763
     Norway.....................     491,086    4,509,222   --       5,000,308
     Portugal...................       3,838    1,262,128   --       1,265,966
     Singapore..................          --    6,536,362   --       6,536,362
     Spain......................   1,000,215    7,673,434   --       8,673,649
     Sweden.....................      69,555   10,983,501   --      11,053,056
     Switzerland................   1,526,384   22,746,844   --      24,273,228
     United Kingdom.............  19,348,616   60,520,948   --      79,869,564
  Preferred Stocks
     Germany....................          --      117,734   --         117,734
  Rights/Warrants
     Australia..................          --          135   --             135
     Belgium....................          16           52   --              68
     Canada.....................         924          430   --           1,354
     Hong Kong..................       2,177       28,568   --          30,745
     Italy......................      49,374           --   --          49,374
     Norway.....................          --           --   --              --
     Singapore..................          --        1,530   --           1,530
     United Kingdom.............          --          233   --             233
  Securities Lending Collateral.          --   42,191,085   --      42,191,085
                                 ----------- ------------   --    ------------
  TOTAL......................... $81,511,461 $369,118,736   --    $450,630,197
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                           SHARES    VALUE+
                                                           ------- -----------
  AFFILIATED INVESTMENT COMPANIES -- (99.8%)
  Investment in The DFA International Value Series of
    The DFA Investment Trust Company......................         $32,864,447
  Investment in Dimensional Emerging Markets Value Fund...          10,254,501
  Investment in DFA International Small Cap Value
    Portfolio of DFA Investment Dimensions Group Inc...... 250,782   3,724,113
                                                                   -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $45,361,586).................................          46,843,061
                                                                   -----------
  TEMPORARY CASH INVESTMENTS -- (0.2%)
     Citibank-US Dollars on Deposit in Custody Account
       (Cost $74,471).....................................  74,471      74,471
                                                                   -----------
     TOTAL INVESTMENTS - (100.0%)
       (Cost $45,436,057).................................         $46,917,532
                                                                   ===========

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                     ---------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                     ----------- ------- ------- -----------
   Affiliated Investment Companies.. $46,843,061   --      --    $46,843,061
   Temporary Cash Investments.......      74,471   --      --         74,471
                                     -----------   --      --    -----------
   TOTAL............................ $46,917,532   --      --    $46,917,532
                                     ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                   VALUE+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................. $2,313,873,983
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,350,904,480).................................. $2,313,873,983
                                                               ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                   VALUE+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Small Cap Series of The
    DFA Investment Trust Company.............................. $1,833,468,496
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,534,538,184).................................. $1,833,468,496
                                                               ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                    VALUE+
                                                                ---------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in Dimensional Emerging Markets Value Fund          $13,813,506,817
                                                                ---------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $13,579,010,327)................................... $13,813,506,817
                                                                ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                         ---------- ------------ ---------------
COMMON STOCKS -- (84.8%)
BRAZIL -- (7.3%)
   Banco Bradesco SA....................................  1,175,090 $ 17,145,356       0.3%
   Banco do Brasil SA...................................  1,031,580   15,742,433       0.3%
   Banco Santander Brasil SA ADR........................  1,950,363   17,748,303       0.3%
   BM&F Bovespa SA......................................  3,324,623   20,003,702       0.4%
  #BRF - Brasil Foods SA ADR............................    909,480   19,144,554       0.3%
   Petroleo Brasileiro SA ADR...........................  1,754,339   47,384,696       0.9%
   Vale SA Sponsored ADR................................  1,400,390   35,583,910       0.7%
   Other Securities.....................................             262,158,265       4.9%
                                                                    ------------      ----
TOTAL BRAZIL............................................             434,911,219       8.1%
                                                                    ------------      ----
CHILE -- (1.8%)
   Other Securities.....................................             107,727,375       2.0%
                                                                    ------------      ----
CHINA -- (13.6%)
   Bank of China, Ltd. Series H......................... 74,756,702   26,606,577       0.5%
   China Construction Bank Corp. Series H............... 52,067,302   38,255,683       0.7%
   China Mobile, Ltd. Sponsored ADR.....................  1,114,051   52,984,266       1.0%
   China Petroleum & Chemical Corp. ADR.................    176,059   16,619,970       0.3%
  #China Unicom Hong Kong, Ltd. ADR.....................    884,817   17,793,670       0.3%
  #CNOOC, Ltd. ADR......................................    148,376   27,985,197       0.5%
   Industrial & Commercial Bank of China, Ltd. Series H. 65,771,725   40,988,883       0.8%
  #PetroChina Co., Ltd. ADR.............................    216,874   28,109,039       0.5%
   Tencent Holdings, Ltd................................    598,600   13,776,120       0.3%
   Other Securities.....................................             542,632,724      10.1%
                                                                    ------------      ----
TOTAL CHINA.............................................             805,752,129      15.0%
                                                                    ------------      ----
COLOMBIA -- (0.2%)
   Other Securities.....................................              13,855,945       0.3%
                                                                    ------------      ----
CZECH REPUBLIC -- (0.3%)
   Other Securities.....................................              20,556,152       0.4%
                                                                    ------------      ----
EGYPT -- (0.1%)
   Other Securities.....................................               4,661,748       0.1%
                                                                    ------------      ----
HUNGARY -- (0.3%)
   Other Securities.....................................              20,151,986       0.4%
                                                                    ------------      ----
INDIA -- (8.2%)
  #ICICI Bank, Ltd. Sponsored ADR.......................    610,734   22,694,875       0.4%
   Infosys, Ltd.........................................    225,217   13,164,523       0.2%
   Reliance Industries, Ltd.............................  1,734,304   31,056,647       0.6%
   Other Securities.....................................             416,737,491       7.8%
                                                                    ------------      ----
TOTAL INDIA.............................................             483,653,536       9.0%
                                                                    ------------      ----
INDONESIA -- (3.3%)
   PT Astra International Tbk...........................  2,085,000   16,076,981       0.3%
   Other Securities.....................................             182,267,240       3.4%
                                                                    ------------      ----
TOTAL INDONESIA.........................................             198,344,221       3.7%
                                                                    ------------      ----
ISRAEL -- (0.0%)
   Other Securities.....................................                 306,545       0.0%
                                                                    ------------      ----
MALAYSIA -- (3.4%)
   Other Securities.....................................             200,386,856       3.7%
                                                                    ------------      ----
MEXICO -- (4.1%)
  #America Movil S.A.B. de C.V. Series L ADR............  1,214,537   30,873,531       0.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                             ---------- -------------- ---------------
MEXICO -- (Continued)
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR..    331,293 $   22,213,196       0.4%
  #Grupo Mexico S.A.B. de C.V. Series B.....................  4,804,019     13,326,674       0.3%
  #Grupo Televisa S.A.B. Sponsored ADR......................    617,890     13,179,594       0.2%
   Other Securities.........................................               162,160,825       3.0%
                                                                        --------------      ----
TOTAL MEXICO................................................               241,753,820       4.5%
                                                                        --------------      ----
PERU -- (0.2%)
   Other Securities.........................................                11,867,965       0.2%
                                                                        --------------      ----
PHILIPPINES -- (1.2%)
   Other Securities.........................................                69,510,009       1.3%
                                                                        --------------      ----
POLAND -- (1.4%)
   Other Securities.........................................                83,551,664       1.6%
                                                                        --------------      ----
RUSSIA -- (3.5%)
   Gazprom OAO Sponsored ADR................................  6,598,961     76,497,543       1.4%
   Lukoil OAO Sponsored ADR.................................    728,785     42,212,084       0.8%
   Other Securities.........................................                87,068,864       1.6%
                                                                        --------------      ----
TOTAL RUSSIA................................................               205,778,491       3.8%
                                                                        --------------      ----
SOUTH AFRICA -- (7.3%)
   Gold Fields, Ltd. Sponsored ADR..........................  1,511,177     26,339,815       0.5%
   Impala Platinum Holdings, Ltd............................    701,181     16,038,408       0.3%
   MTN Group, Ltd...........................................  1,317,250     23,074,097       0.4%
   Naspers, Ltd. Series N...................................    358,511     17,328,356       0.3%
   Sanlam, Ltd..............................................  4,330,404     16,159,912       0.3%
   Sasol, Ltd. Sponsored ADR................................    615,418     27,841,510       0.5%
   Standard Bank Group, Ltd.................................  1,461,213     18,085,389       0.4%
   Other Securities.........................................               285,468,241       5.3%
                                                                        --------------      ----
TOTAL SOUTH AFRICA..........................................               430,335,728       8.0%
                                                                        --------------      ----
SOUTH KOREA -- (13.7%)
   Hana Financial Group, Inc................................    431,842     15,426,860       0.3%
  #Hynix Semiconductor, Inc.................................    697,881     14,123,216       0.3%
   Hyundai Motor Co., Ltd...................................    178,654     35,978,852       0.7%
 #*KB Financial Group, Inc. ADR.............................    398,197     15,549,593       0.3%
   Kia Motors Corp..........................................    218,671     14,019,409       0.2%
  *POSCO ADR................................................    318,823     27,393,272       0.5%
   Samsung C&T Corp.........................................    211,963     13,105,582       0.2%
   Samsung Electronics Co., Ltd.............................    125,655    108,171,516       2.0%
   Shinhan Financial Group Co., Ltd. ADR....................    189,351     15,072,340       0.3%
   Other Securities.........................................               552,520,289      10.3%
                                                                        --------------      ----
TOTAL SOUTH KOREA...........................................               811,360,929      15.1%
                                                                        --------------      ----
TAIWAN -- (11.2%)
  #Hon Hai Precision Industry Co., Ltd...................... 11,515,887     31,569,393       0.6%
   Taiwan Semiconductor Manufacturing Co., Ltd.............. 15,178,652     36,988,502       0.7%
   Other Securities.........................................               596,105,733      11.1%
                                                                        --------------      ----
TOTAL TAIWAN................................................               664,663,628      12.4%
                                                                        --------------      ----
THAILAND -- (2.1%)
   PTT PCL (Foreign)........................................  1,352,380     13,457,830       0.3%
   Other Securities.........................................               113,170,545       2.1%
                                                                        --------------      ----
TOTAL THAILAND..............................................               126,628,375       2.4%
                                                                        --------------      ----
TURKEY -- (1.6%)
   Other Securities.........................................                93,018,037       1.7%
                                                                        --------------      ----
TOTAL COMMON STOCKS.........................................             5,028,776,358      93.7%
                                                                        --------------      ----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                      SHARES        VALUE++     OF NET ASSETS**
                                                                    ------------ -------------- ---------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.5%)
   Banco Bradesco SA Sponsored ADR.................................    2,639,163 $   48,032,767        0.9%
   Gerdau SA Sponsored ADR.........................................    1,649,675     14,880,068        0.3%
   Itau Unibanco Holding SA ADR....................................    2,052,691     39,247,452        0.7%
  #Petroleo Brasileiro SA ADR......................................    2,409,950     60,947,636        1.1%
  #Vale SA Sponsored ADR...........................................    1,909,586     45,066,230        0.9%
   Other Securities................................................                 119,084,967        2.2%
                                                                                 --------------      -----
TOTAL BRAZIL.......................................................                 327,259,120        6.1%
                                                                                 --------------      -----
CHILE -- (0.0%)
   Other Securities................................................                   1,172,881        0.0%
                                                                                 --------------      -----
INDIA -- (0.0%)
   Other Securities................................................                       8,230        0.0%
                                                                                 --------------      -----
MALAYSIA -- (0.0%)
   Other Securities................................................                     113,451        0.0%
                                                                                 --------------      -----
TOTAL PREFERRED STOCKS.............................................                 328,553,682        6.1%
                                                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   Other Securities................................................                          --        0.0%
                                                                                 --------------      -----
MALAYSIA -- (0.0%)
   Other Securities................................................                       9,841        0.0%
                                                                                 --------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities................................................                     490,922        0.0%
                                                                                 --------------      -----
TAIWAN -- (0.0%)
   Other Securities................................................                      54,103        0.0%
                                                                                 --------------      -----
THAILAND -- (0.0%)
   Other Securities................................................                      27,019        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS..............................................                     581,885        0.0%
                                                                                 --------------      -----

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT        VALUE+
                                                                    ------------ --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@DFA Short Term Investment Fund.................................  570,330,893    570,330,893       10.6%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
     $2,559,154) to be repurchased at $2,508,982................... $      2,509      2,508,974        0.1%
                                                                                 --------------      -----
TOTAL SECURITIES LENDING COLLATERAL................................                 572,839,867       10.7%
                                                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,410,576,029)............................................              $5,930,751,792      110.5%
                                                                                 ==============      =====

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Brazil................ $  434,911,219             --   --    $  434,911,219
    Chile.................    107,727,375             --   --       107,727,375
    China.................    176,406,876 $  629,345,253   --       805,752,129
    Colombia..............     13,855,945             --   --        13,855,945
    Czech Republic........             --     20,556,152   --        20,556,152
    Egypt.................             --      4,661,748   --         4,661,748
    Hungary...............        450,137     19,701,849   --        20,151,986
    India.................     36,016,183    447,637,353   --       483,653,536
    Indonesia.............      6,073,288    192,270,933   --       198,344,221
    Israel................             --        306,545   --           306,545
    Malaysia..............      1,091,538    199,295,318   --       200,386,856
    Mexico................    241,753,820             --   --       241,753,820
    Peru..................     11,867,965             --   --        11,867,965
    Philippines...........      2,127,182     67,382,827   --        69,510,009
    Poland................         54,385     83,497,279   --        83,551,664
    Russia................      9,915,513    195,862,978   --       205,778,491
    South Africa..........     78,436,977    351,898,751   --       430,335,728
    South Korea...........     83,729,370    727,631,559   --       811,360,929
    Taiwan................     20,197,944    644,465,684   --       664,663,628
    Thailand..............    126,622,102          6,273   --       126,628,375
    Turkey................      1,529,380     91,488,657   --        93,018,037
 Preferred Stocks
    Brazil................    327,259,120             --   --       327,259,120
    Chile.................      1,172,881             --   --         1,172,881
    India.................             --          8,230   --             8,230
    Malaysia..............             --        113,451   --           113,451
 Rights/Warrants
    China.................             --             --   --                --
    Malaysia..............          9,841             --   --             9,841
    South Korea...........             --        490,922   --           490,922
    Taiwan................             --         54,103   --            54,103
    Thailand..............         27,019             --   --            27,019
 Securities Lending
   Collateral.............             --    572,839,867   --       572,839,867
                           -------------- --------------   --    --------------
 TOTAL.................... $1,681,236,060 $4,249,515,732   --    $5,930,751,792
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                    ENHANCED         U.S.                           U.S.
                                                                   U.S. LARGE      LARGE CAP         U.S.         SMALL CAP
                                                                    COMPANY          VALUE         TARGETED         VALUE
                                                                   PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO
                                                                  ------------  --------------  --------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value............           --  $    7,341,490             --               --
Investments at Value (including $0, $0, $449,985 and $1,043,902
  of securities on loan, respectively)........................... $    167,978              --   $  2,537,093   $    6,489,432
Temporary Cash Investments at Value & Cost.......................        6,434              --            810           54,349
Collateral Received from Securities on Loan at Value & Cost......           --              --          1,141            2,011
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................           --              --        461,537        1,076,915
Cash.............................................................           --              --             --            8,601
Receivables:
   Investment Securities/Affiliated Investment Company
     Sold........................................................           --          13,622          1,811           21,714
   Dividends and Interest........................................        1,609              --            711            2,121
   Securities Lending Income.....................................           --              --            255              876
   Fund Shares Sold..............................................           95           4,515          5,574            3,505
Unrealized Gain on Forward Currency Contracts....................            2              --             --               --
Prepaid Expenses and Other Assets................................           20              46             44               46
                                                                  ------------  --------------   ------------   --------------
       Total Assets..............................................      176,138       7,359,673      3,008,976        7,659,570
                                                                  ------------  --------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................           --              --        462,678        1,078,926
   Investment Securities/Affiliated Investment Company
     Purchased...................................................          272              --            119           19,778
   Fund Shares Redeemed..........................................          221          18,137          1,337           16,133
   Due to Advisor................................................           28             871            694            2,559
   Futures Margin Variation......................................        4,171              --             --              933
Unrealized Loss on Forward Currency Contracts....................          303              --             --               --
Accrued Expenses and Other Liabilities...........................           15             321            169              378
                                                                  ------------  --------------   ------------   --------------
       Total Liabilities.........................................        5,010          19,329        464,997        1,118,707
                                                                  ------------  --------------   ------------   --------------
NET ASSETS....................................................... $    171,128  $    7,340,344   $  2,543,979   $    6,540,863
                                                                  ============  ==============   ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $45,132 and $0 and shares outstanding of 0; 0; 2,945,072 and 0,
  respectively...................................................          N/A             N/A   $      15.32              N/A
                                                                  ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A    100,000,000              N/A
                                                                  ============  ==============   ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $10,918 and $0
  and shares outstanding of 0; 0; 713,089 and 0, respectively....          N/A             N/A   $      15.31              N/A
                                                                  ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A    100,000,000              N/A
                                                                  ============  ==============   ============   ==============
Institutional Class Shares -- based on net assets of $171,128;
  $7,340,344; $2,487,929 and $6,540,863 and shares outstanding of 21,000,579; 380,475,929; 162,371,599 and 278,359,194,
  respectively................................................... $       8.15  $        19.29   $      15.32   $        23.50
                                                                  ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED......................................  300,000,000   2,000,000,000    700,000,000    1,700,000,000
                                                                  ============  ==============   ============   ==============
Investments in Affiliated Investment Company at Cost............. $         --  $    5,970,301   $         --   $           --
                                                                  ------------  --------------   ------------   --------------
Investments at Cost.............................................. $    166,434  $           --   $  2,284,081   $    6,226,364
                                                                  ============  ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    239,068  $    7,599,550   $  2,270,031   $    6,196,086
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        1,903          20,676          1,385              858
Accumulated Net Realized Gain (Loss).............................      (80,493)     (1,651,071)        19,551           80,315
Net Unrealized Foreign Exchange Gain (Loss)......................         (306)             --             --               --
Net Unrealized Appreciation (Depreciation).......................       10,956       1,371,189        253,012          263,604
                                                                  ------------  --------------   ------------   --------------
NET ASSETS....................................................... $    171,128  $    7,340,344   $  2,543,979   $    6,540,863
                                                                  ============  ==============   ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        U.S.            U.S.            U.S.            U.S.
                                                        CORE            CORE           VECTOR           SMALL
                                                      EQUITY 1        EQUITY 2         EQUITY            CAP
                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                   --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $496,197,
  $1,049,799, $320,082 and $1,023,988 of
  securities on loan, respectively)............... $    3,718,978  $    5,818,842  $    1,848,054  $    3,766,472
Temporary Cash Investments at Value & Cost........         10,049              --           6,830           3,579
Collateral Received from Securities on Loan at
  Value & Cost....................................          1,081           1,322             344           4,147
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        508,332       1,077,291         328,663       1,052,295
Cash..............................................            394              --               1              30
Receivables:
   Investment Securities Sold.....................            170           5,486             267           1,191
   Dividends and Interest.........................          3,055           4,930           1,263             979
   Securities Lending Income......................            247             450             216             641
   Fund Shares Sold...............................          7,193           7,465           2,421           2,529
Prepaid Expenses and Other Assets.................             82              79              37              51
                                                   --------------  --------------  --------------  --------------
       Total Assets...............................      4,249,581       6,915,865       2,188,096       4,831,914
                                                   --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        509,413       1,078,613         329,007       1,056,442
   Investment Securities Purchased................          5,883           5,297           5,063             671
   Fund Shares Redeemed...........................          2,130           8,680           1,570           3,234
   Due to Advisor.................................            501             921             435           1,034
   Loan Payable...................................             --           2,097              --              --
Accrued Expenses and Other Liabilities............            243             351             126             210
                                                   --------------  --------------  --------------  --------------
       Total Liabilities..........................        518,170       1,095,959         336,201       1,061,591
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $    3,731,411  $    5,819,906  $    1,851,895  $    3,770,323
                                                   ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $3,731,411; $5,819,906; $1,851,895 and
  $3,770,323 and shares outstanding of
  346,042,019; 548,777,341; 180,126,241 and
  183,498,696, respectively....................... $        10.78  $        10.61  $        10.28  $        20.55
                                                   ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000   2,300,000,000   1,000,000,000   1,000,000,000
                                                   ==============  ==============  ==============  ==============
Investments at Cost............................... $    3,424,965  $    5,519,920  $    1,801,359  $    3,345,643
                                                   ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    3,478,765  $    5,531,385  $    1,838,615  $    3,372,263
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          8,359           7,601           3,557           1,483
Accumulated Net Realized Gain (Loss)..............        (49,726)        (18,002)        (36,972)        (24,252)
Net Unrealized Appreciation (Depreciation)........        294,013         298,922          46,695         420,829
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $    3,731,411  $    5,819,906  $    1,851,895  $    3,770,323
                                                   ==============  ==============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       U.S.            DFA          LARGE      INTERNATIONAL
                                                                       MICRO       REAL ESTATE       CAP           CORE
                                                                        CAP        SECURITIES   INTERNATIONAL     EQUITY
                                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                  --------------  ------------  ------------- --------------
ASSETS:
Investments at Value (including $663,162, $816,381, $211,940
  and $713,693 of securities on loan, respectively).............. $    3,252,370  $  3,080,903  $  1,693,115  $    5,365,117
Temporary Cash Investments at Value & Cost.......................             --        16,635            --              --
Collateral Received from Securities on Loan at Value & Cost......          1,914         5,664           139           1,620
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................        683,523       831,111       222,463         758,998
Foreign Currencies at Value......................................             --            --         1,751           6,146
Cash.............................................................          3,326            --         5,161           8,298
Receivables:
   Investment Securities Sold....................................          5,060            --            --              51
   Dividends, Interest and Tax Reclaims..........................            850         2,606         4,338          14,205
   Securities Lending Income.....................................            638           100           132             623
   Fund Shares Sold..............................................            902         1,831         1,676           8,878
Prepaid Expenses and Other Assets................................             22            27            21              89
                                                                  --------------  ------------  ------------  --------------
       Total Assets..............................................      3,948,605     3,938,877     1,928,796       6,164,025
                                                                  --------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................        685,437       836,775       222,602         760,618
   Investment Securities Purchased...............................          1,693            --           962           3,656
   Fund Shares Redeemed..........................................          2,284         2,577           582           1,838
   Due to Advisor................................................          1,275           706           343           1,518
Unrealized Loss on Foreign Currency Contracts....................             --            --             2              27
Accrued Expenses and Other Liabilities...........................            197           172           156             484
                                                                  --------------  ------------  ------------  --------------
       Total Liabilities.........................................        690,886       840,230       224,647         768,141
                                                                  --------------  ------------  ------------  --------------
NET ASSETS....................................................... $    3,257,719  $  3,098,647  $  1,704,149  $    5,395,884
                                                                  ==============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,257,719;
  $3,098,647; $1,704,149 and $5,395,884 and shares outstanding of 246,129,760; 133,273,662; 95,156,480 and 545,496,112,
  respectively................................................... $        13.24  $      23.25  $      17.91  $         9.89
                                                                  ==============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000   700,000,000   500,000,000   2,000,000,000
                                                                  ==============  ============  ============  ==============
Investments at Cost.............................................. $    2,915,219  $  2,358,790  $  1,600,897  $    5,832,407
                                                                  ==============  ============  ============  ==============
Foreign Currencies at Cost....................................... $           --  $         --  $      1,722  $        5,909
                                                                  ==============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    2,956,788  $  2,633,638  $  1,806,934  $    5,903,243
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          3,199        14,529         5,725          13,366
Accumulated Net Realized Gain (Loss).............................        (39,419)     (271,633)     (200,727)        (53,571)
Net Unrealized Foreign Exchange Gain (Loss)......................             --            --           (30)           (101)
Net Unrealized Appreciation (Depreciation).......................        337,151       722,113        92,247        (467,053)
                                                                  --------------  ------------  ------------  --------------
NET ASSETS....................................................... $    3,257,719  $  3,098,647  $  1,704,149  $    5,395,884
                                                                  ==============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                    ASIA         UNITED
                                                                   INTERNATIONAL    JAPANESE       PACIFIC       KINGDOM
                                                                       SMALL          SMALL         SMALL         SMALL
                                                                      COMPANY        COMPANY       COMPANY       COMPANY
                                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                  --------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......... $    5,827,564  $    163,185  $    139,306  $     33,875
Receivables:
   Affiliated Investment Companies Sold..........................         12,000            --            33             1
   Fund Shares Sold..............................................         14,962         2,077             7            --
Prepaid Expenses and Other Assets................................             47             9            12             8
                                                                  --------------  ------------  ------------  ------------
       Total Assets..............................................      5,854,573       165,271       139,358        33,884
                                                                  --------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased.....................         12,000         2,055            --            --
   Fund Shares Redeemed..........................................          3,730            22            40             1
   Due to Advisor................................................          1,887            57            43            11
   Loan Payable..................................................          2,643            --            --            --
Accrued Expenses and Other Liabilities...........................            298            17            13             3
                                                                  --------------  ------------  ------------  ------------
       Total Liabilities.........................................         20,558         2,151            96            15
                                                                  --------------  ------------  ------------  ------------
NET ASSETS....................................................... $    5,834,015  $    163,120  $    139,262  $     33,869
                                                                  ==============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $5,834,015;
  $163,120; $139,262 and $33,869 and shares outstanding of
  383,664,864; 10,703,299; 6,045,248 and 1,444,937,
  respectively................................................... $        15.21  $      15.24  $      23.04  $      23.44
                                                                  ==============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000   100,000,000   100,000,000   100,000,000
                                                                  ==============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $    5,863,292  $    225,979  $    133,473  $     32,443
                                                                  ==============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    5,763,382  $    299,580  $    159,837  $     34,193
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          6,376         1,041         1,047           279
Accumulated Net Realized Gain (Loss).............................         99,876       (74,693)      (27,471)       (2,041)
Net Unrealized Foreign Exchange Gain (Loss)......................            109           (14)           16             6
Net Unrealized Appreciation (Depreciation).......................        (35,728)      (62,794)        5,833         1,432
                                                                  --------------  ------------  ------------  ------------
NET ASSETS....................................................... $    5,834,015  $    163,120  $    139,262  $     33,869
                                                                  ==============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      DFA           DFA            DFA
                                                                    CONTINENTAL  INTERNATIONAL    GLOBAL      INTERNATIONAL
                                                                       SMALL      REAL ESTATE   REAL ESTATE     SMALL CAP
                                                                      COMPANY     SECURITIES    SECURITIES        VALUE
                                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                   ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $    117,495            --  $    867,930              --
Investments at Value (including $0, $109,763, $0 and $574,702 of
  securities on loan, respectively)...............................           --  $  1,052,700            --  $    7,322,274
Temporary Cash Investments at Value & Cost........................           --            --         1,083              --
Collateral Received from Securities on Loan at Value & Cost.......           --           143            --              89
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................           --       117,429            --         626,905
Foreign Currencies at Value.......................................           --         1,162            --          20,662
Cash..............................................................           --         3,869            --         120,829
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold.........................................................           19            --            --           3,301
   Dividends, Interest and Tax Reclaims...........................           --         4,225            --          20,020
   Securities Lending Income......................................           --            59            --             921
   Fund Shares Sold...............................................           --         1,056           975           4,750
Prepaid Expenses and Other Assets.................................            8           172            11              67
                                                                   ------------  ------------  ------------  --------------
     Total Assets.................................................      117,522     1,180,815       869,999       8,119,818
                                                                   ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................           --       117,572            --         626,994
   Investment Securities/Affiliated Investment Companies
     Purchased....................................................           --         2,080            --          24,508
   Fund Shares Redeemed...........................................           19           583           587           4,248
   Due to Advisor.................................................           38           299            20           3,925
Unrealized Loss on Foreign Currency Contracts.....................           --            18            --             356
Accrued Expenses and Other Liabilities............................           13           107            44             643
                                                                   ------------  ------------  ------------  --------------
     Total Liabilities............................................           70       120,659           651         660,674
                                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................................ $    117,452  $  1,060,156  $    869,348  $    7,459,144
                                                                   ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $117,452;
  $1,060,156; $869,348 and $7,459,144 and shares outstanding of
  8,014,115; 216,206,594; 105,892,319 and 502,440,091,
  respectively.................................................... $      14.66  $       4.90  $       8.21  $        14.85
                                                                   ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                                   ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost............ $    120,698  $         --  $    700,210  $           --
                                                                   ------------  ------------  ------------  --------------
Investments at Cost............................................... $         --  $  1,118,844  $         --  $    8,230,618
                                                                   ============  ============  ============  ==============
Foreign Currencies at Cost........................................ $         --  $      1,054  $         --  $       20,645
                                                                   ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    146,677  $  1,359,232  $    728,584  $    8,211,538
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................           27       (53,267)        1,177          21,874
Accumulated Net Realized Gain (Loss)..............................      (26,099)     (179,765)      (28,133)        134,206
Net Unrealized Foreign Exchange Gain (Loss).......................           50            (8)           --            (147)
Net Unrealized Appreciation (Depreciation)........................       (3,203)      (66,036)      167,720        (908,327)
                                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................................ $    117,452  $  1,060,156  $    869,348  $    7,459,144
                                                                   ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                INTERNATIONAL
                                                                                   VECTOR       WORLD EX      EMERGING
                                                                                   EQUITY      U.S. VALUE      MARKETS
                                                                                  PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                                                ------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value........................ $         --  $     46,843  $  2,313,874
Investments at Value (including $39,509, $0 and $0 of securities on loan,
  respectively)................................................................      408,439            --            --
Temporary Cash Investments at Value & Cost.....................................           --            74            --
Collateral Received from Securities on Loan at Value & Cost....................        5,010            --            --
Affiliated Collateral Received from Securities on Loan at Value & Cost.........       37,181            --            --
Foreign Currencies at Value....................................................        1,427            --            --
Cash...........................................................................          946            --            --
Receivables:
   Investment Securities/Affiliated Investment Companies Sold..................          228         6,675            --
   Dividends, and Tax Reclaims.................................................        1,184            --            --
   Securities Lending Income...................................................           44            --            --
   Fund Shares Sold............................................................          308             2         1,546
Prepaid Expenses and Other Assets..............................................           12            14            20
                                                                                ------------  ------------  ------------
       Total Assets............................................................      454,779        53,608     2,315,440
                                                                                ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................................       42,191            --            --
   Investment Securities/Affiliated Investment Companies Purchased.............        1,034            --           610
   Fund Shares Redeemed........................................................          773         6,430           936
   Due to Advisor..............................................................          149             8           720
Unrealized Loss on Foreign Currency Contracts..................................            2            --            --
Accrued Expenses and Other Liabilities.........................................           50             5           139
                                                                                ------------  ------------  ------------
       Total Liabilities.......................................................       44,199         6,443         2,405
                                                                                ------------  ------------  ------------
NET ASSETS..................................................................... $    410,580  $     47,165  $  2,313,035
                                                                                ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $410,580; $47,165 and
  $2,313,035 and shares outstanding of 43,960,327; 4,735,190 and 86,708,116,
  respectively................................................................. $       9.34  $       9.96  $      26.68
                                                                                ============  ============  ============
NUMBER OF SHARES AUTHORIZED....................................................  500,000,000   100,000,000   500,000,000
                                                                                ============  ============  ============
Investments in Affiliated Investment Companies at Cost......................... $         --  $     45,361  $  1,350,905
                                                                                ------------  ------------  ------------
Investments at Cost............................................................ $    372,753  $         --  $         --
                                                                                ============  ============  ============
Foreign Currencies at Cost..................................................... $      1,424  $         --  $         --
                                                                                ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................ $    368,439  $     51,634  $  1,254,594
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)......................................................................          782           168         6,113
Accumulated Net Realized Gain (Loss)...........................................        5,666        (6,103)       89,410
Net Unrealized Foreign Exchange Gain (Loss)....................................            4           (16)          (51)
Net Unrealized Appreciation (Depreciation).....................................       35,689         1,482       962,969
                                                                                ------------  ------------  ------------
NET ASSETS..................................................................... $    410,580  $     47,165  $  2,313,035
                                                                                ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                EMERGING      EMERGING        EMERGING
                                                 MARKETS       MARKETS         MARKETS
                                                SMALL CAP       VALUE        CORE EQUITY
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                              ------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Company
  at Value................................... $  1,833,468  $   13,813,507             --
Investments at Value (including $0, $0 and
  $661,404 of securities on loan,
  respectively)..............................           --              -- $    5,357,912
Collateral Received from Securities on Loan
  at Value & Cost............................           --              --          2,509
Affiliated Collateral Received from
  Securities on Loan at Value & Cost.........           --              --        570,331
Foreign Currencies at Value..................           --              --          9,564
Cash.........................................           --              --         31,438
Receivables:
   Dividends, Interest and Tax Reclaims......           --              --          6,417
   Securities Lending Income.................           --              --            854
   Fund Shares Sold..........................        3,090          49,615          9,270
Unrealized Gain on Foreign Currency Contracts           --              --              6
Prepaid Expenses and Other Assets............           26              82             48
                                              ------------  -------------- --------------
       Total Assets..........................    1,836,584      13,863,204      5,988,349
                                              ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........           --              --        572,840
   Investment Securities/Affiliated
     Investment Company Purchased............        2,630          44,423         42,635
   Fund Shares Redeemed......................          460           5,192          1,841
   Due to Advisor............................          647           4,264          2,277
Unrealized Loss on Foreign Currency Contracts           --              --             54
Accrued Expenses and Other Liabilities.......          102             955          1,229
                                              ------------  -------------- --------------
       Total Liabilities.....................        3,839          54,834        620,876
                                              ------------  -------------- --------------
NET ASSETS................................... $  1,832,745  $   13,808,370 $    5,367,473
                                              ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R2 Shares -- based on net assets of
  $0; $78,157 and $0 and shares outstanding
  of 0; 2,693,271 and 0, respectively........          N/A  $        29.02            N/A
                                              ============  ============== ==============
NUMBER OF SHARES AUTHORIZED..................          N/A     100,000,000            N/A
                                              ============  ============== ==============
Institutional Class Shares -- based on net
  assets of $1,832,745; $13,730,213 and
  $5,367,473 and shares outstanding of
  92,323,664; 473,115,325 and 286,504,352,
  respectively............................... $      19.85  $        29.02 $        18.73
                                              ============  ============== ==============
NUMBER OF SHARES AUTHORIZED..................  500,000,000   1,500,000,000  1,000,000,000
                                              ============  ============== ==============
Investments in Affiliated Investment Company
  at Cost.................................... $  1,534,538  $   13,579,011 $           --
                                              ------------  -------------- --------------
Investments at Cost.......................... $         --  $           -- $    4,837,736
                                              ============  ============== ==============
Foreign Currencies at Cost................... $         --  $           -- $        9,627
                                              ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................. $  1,508,677  $   13,364,578 $    4,866,799
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)....................................        1,396          33,870         15,280
Accumulated Net Realized Gain (Loss).........       23,770         175,232        (34,801)
Net Unrealized Foreign Exchange Gain (Loss)..          (28)            194             82
Net Unrealized Appreciation (Depreciation)...      298,930         234,496        520,113
                                              ------------  -------------- --------------
NET ASSETS................................... $  1,832,745  $   13,808,370 $    5,367,473
                                              ============  ============== ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                   ENHANCED     U.S.      U.S.      U.S.
                                                  U.S. LARGE LARGE CAP  TARGETED  SMALL CAP
                                                   COMPANY     VALUE      VALUE     VALUE
                                                  PORTFOLIO  PORTFOLIO* PORTFOLIO PORTFOLIO
                                                  ---------- ---------- --------- ---------
INVESTMENT INCOME
   Dividends.....................................  $   108    $135,110   $26,432  $ 72,718
   Interest......................................    1,754          20        14        27
   Income from Securities Lending................       --       5,530     2,389     8,523
   Expenses Allocated from Affiliated
     Investment Company..........................       --      (8,588)       --        --
                                                   -------    --------   -------  --------
          Total Investment Income................    1,862     132,072    28,835    81,268
                                                   -------    --------   -------  --------
EXPENSES
   Investment Advisory Services Fees.............       83          --     2,659    14,236
   Administrative Services Fees..................      251      11,072     6,649    21,354
   Accounting & Transfer Agent Fees..............       39          99       301       769
   S&P 500(R) Fees...............................        8          --        --        --
   Shareholder Servicing Fees --
       Class R1 Shares...........................       --          --        48        --
       Class R2 Shares...........................       --          --        21        --
   Custodian Fees................................       14          --        57       126
   Filing Fees...................................       24         148       122        70
   Shareholders' Reports.........................        5         212       115       186
   Directors'/Trustees' Fees & Expenses..........        1          65        23        65
   Professional Fees.............................        4          70        65       169
   Other.........................................        3          63        41        96
                                                   -------    --------   -------  --------
          Total Expenses.........................      432      11,729    10,101    37,071
                                                   -------    --------   -------  --------
   NET INVESTMENT INCOME (LOSS)..................    1,430     120,343    18,734    44,197
                                                   -------    --------   -------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold................      380     301,933    20,083   215,171
       Futures...................................   12,791      (9,927)    1,751      (825)
       Foreign Currency Transactions.............      412          --        --        --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.....................     (472)    (67,687)   53,386   112,710
       Futures...................................     (995)         --        --       536
       Translation of Foreign Currency
         Denominated Amounts.....................     (174)         --        --        --
                                                   -------    --------   -------  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......   11,942     224,319    75,220   327,592
                                                   -------    --------   -------  --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................  $13,372    $344,662   $93,954  $371,789
                                                   =======    ========   =======  ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                          U.S.      U.S.      U.S.      U.S.
                                          CORE      CORE     VECTOR     SMALL
                                        EQUITY 1  EQUITY 2   EQUITY      CAP
                                        PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
                                        --------- --------- --------- ---------
INVESTMENT INCOME
   Dividends........................... $ 56,951  $ 89,078   $24,647  $ 40,299
   Interest............................       19        23         9        20
   Income from Securities
     Lending...........................    1,842     3,963     1,618     7,494
                                        --------  --------   -------  --------
          Total Investment
            Income.....................   58,812    93,064    26,274    47,813
                                        --------  --------   -------  --------
EXPENSES
   Investment Advisory Services
     Fees..............................    5,911    11,363     5,469     1,186
   Administrative Services Fees........       --        --        --    12,649
   Accounting & Transfer Agent
     Fees..............................      382       613       211       434
   Custodian Fees......................       97       108        56       114
   Filing Fees.........................      215       180        83        79
   Shareholders' Reports...............       60       117        54       107
   Directors'/Trustees' Fees &
     Expenses..........................       29        49        16        34
   Professional Fees...................       79       137        44        89
   Other...............................       48        76        32        54
                                        --------  --------   -------  --------
          Total Expenses...............    6,821    12,643     5,965    14,746
                                        --------  --------   -------  --------
   NET INVESTMENT INCOME (LOSS)........   51,991    80,421    20,309    33,067
                                        --------  --------   -------  --------
REALIZED AND UNREALIZED GAIN
  (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities
         Sold..........................   31,974    69,078    46,999   211,228
       Futures.........................       --        --        --       929
       In-Kind Redemptions.............       --        --        --   126,527*
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities...........  116,761   192,966    18,243   (60,488)
                                        --------  --------   -------  --------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS).......................  148,735   262,044    65,242   278,196
                                        --------  --------   -------  --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS........................... $200,726  $342,465   $85,551  $311,263
                                        ========  ========   =======  ========
--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                               U.S.        DFA
                                               MICRO   REAL ESTATE   LARGE CAP   INTERNATIONAL
                                                CAP    SECURITIES  INTERNATIONAL  CORE EQUITY
                                             PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                             --------- ----------- ------------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $2, $0, $4,960 and
     $13,644, respectively)................. $ 34,767   $ 59,625     $  57,728     $ 172,269
   Interest.................................       13         14            10            31
   Income from Securities Lending...........    6,716        915         2,823        10,438
                                             --------   --------     ---------     ---------
          Total Investment Income...........   41,496     60,554        60,561       182,738
                                             --------   --------     ---------     ---------
EXPENSES
   Investment Advisory Services Fees........    3,419      8,704         4,343        19,064
   Administrative Services Fees.............   13,675         --            --            --
   Accounting & Transfer Agent Fees.........      381        325           208           593
   Custodian Fees...........................       77         31           367         1,355
   Filing Fees..............................       44         93            66           254
   Shareholders' Reports....................       97        125            84           139
   Directors'/Trustees' Fees & Expenses.....       31         25            15            47
   Professional Fees........................       80         69            52           175
   Other....................................       71         36            36           105
                                             --------   --------     ---------     ---------
          Total Expenses....................   17,875      9,408         5,171        21,732
                                             --------   --------     ---------     ---------
   Fees Paid Indirectly.....................       --         --            (2)           (5)
                                             --------   --------     ---------     ---------
   Net Expenses.............................   17,875      9,408         5,169        21,727
                                             --------   --------     ---------     ---------
   NET INVESTMENT INCOME (LOSS).............   23,621     51,146        55,392       161,011
                                             --------   --------     ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received
     from Investment Securities.............       --     13,117            --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........  234,404    (39,946)      (12,846)       28,431
       Foreign Currency Transactions........       --         --           187          (191)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency...................   32,818    277,359      (133,116)     (525,986)
       Translation of Foreign Currency
         Denominated Amounts................       --         --          (205)         (476)
                                             --------   --------     ---------     ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS).................................  267,222    250,530      (145,980)     (498,222)
                                             --------   --------     ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................. $290,843   $301,676     $ (90,588)    $(337,211)
                                             ========   ========     =========     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                                                  UNITED
                                                          INTERNATIONAL  JAPANESE  ASIA PACIFIC  KINGDOM
                                                              SMALL       SMALL       SMALL       SMALL
                                                             COMPANY     COMPANY     COMPANY     COMPANY
                                                           PORTFOLIO*   PORTFOLIO*  PORTFOLIO*  PORTFOLIO*
                                                          ------------- ---------- ------------ ----------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated
     Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of
     $12,592, $249, $143, and $0, respectively)..........   $ 166,353    $ 3,315     $  5,339    $ 1,348
   Interest..............................................          41         45           --         --
   Income from Securities Lending........................      14,413        208          372          8
   Expenses Allocated from Affiliated Investment
     Companies ..........................................      (8,917)      (214)        (237)       (44)
                                                            ---------    -------     --------    -------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........     171,890      3,354        5,474      1,312
                                                            ---------    -------     --------    -------
FUND INVESTMENT INCOME
   Interest..............................................          13         --           --         --
                                                            ---------    -------     --------    -------
          Total Fund Investment Income...................          13         --           --         --
                                                            ---------    -------     --------    -------
FUND EXPENSES
   Administrative Services Fees..........................      24,741        619          581        141
   Accounting & Transfer Agent Fees......................          85         15           15         13
   Filing Fees...........................................         160         23           28         16
   Shareholders' Reports.................................         171          1            2          1
   Directors'/Trustees' Fees & Expenses..................          53          1            1         --
   Audit Fees............................................          12          1            1          1
   Legal Fees............................................          53         --           --         --
   Other.................................................          51          1            1          1
                                                            ---------    -------     --------    -------
          Total Expenses.................................      25,326        661          629        173
                                                            ---------    -------     --------    -------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................          --         --           --         (7)
                                                            ---------    -------     --------    -------
   Net Expenses..........................................      25,326        661          629        166
                                                            ---------    -------     --------    -------
   NET INVESTMENT INCOME (LOSS)..........................     146,577      2,693        4,845      1,146
                                                            ---------    -------     --------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................     205,897     (5,587)       8,959      1,011
       Futures...........................................        (271)        --           --         --
       Foreign Currency Transactions.....................        (103)        14           85          1
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........    (571,803)    13,164      (21,184)    (2,107)
       Translation of Foreign Currency
         Denominated Amounts ............................        (340)       (61)          18          2
                                                            ---------    -------     --------    -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............    (366,620)     7,530      (12,122)    (1,093)
                                                            ---------    -------     --------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................   $(220,043)   $10,223     $ (7,277)   $    53
                                                            =========    =======     ========    =======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                           DFA                       DFA
                                                          CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                             SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                            COMPANY    SECURITIES   SECURITIES      VALUE
                                                          PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                          ----------- ------------- ----------- -------------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated
     Investment Company:
   Dividends (Net of Foreign Taxes Withheld of
     $467, $0, $0 and $0, respectively)..................  $  3,318           --           --            --
   Income Distributions Received from Affiliated
     Investment Company..................................        --           --      $38,292            --
   Interest..............................................         1           --           --            --
   Income from Securities Lending........................       487           --           --            --
   Expenses Allocated from Affiliated Investment
     Company ............................................      (202)          --           --            --
                                                           --------     --------      -------     ---------
          Total Net Investment Income Received
            from Affiliated Investment Company...........     3,604           --       38,292            --
                                                           --------     --------      -------     ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $4,252, $0 and $17,167, respectively)...........        --     $ 61,042           --     $ 212,101
   Interest..............................................        --            6            2            41
   Income from Securities Lending........................        --        1,583           --        14,358
                                                           --------     --------      -------     ---------
          Total Fund Investment Income...................        --       62,631            2       226,500
                                                           --------     --------      -------     ---------
FUND EXPENSES
   Investment Advisory Services Fees.....................        --        3,562        2,652        53,621
   Administrative Services Fees..........................       538           --           --            --
   Accounting & Transfer Agent Fees......................        15          132           21           892
   Custodian Fees........................................        --          252           --         2,144
   Filing Fees...........................................        20           72           52           167
   Shareholders' Reports.................................         2           59           27           232
   Directors'/Trustees' Fees & Expenses..................         1            8            6            74
   Audit Fees............................................         1           25            6           192
   Legal Fees............................................        --            8            6            81
   Other.................................................         1          167            9           162
                                                           --------     --------      -------     ---------
          Total Expenses.................................       578        4,285        2,779        57,565
                                                           --------     --------      -------     ---------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................        --           --       (2,433)           --
   Fees Paid Indirectly..................................        --           (1)          --           (10)
                                                           --------     --------      -------     ---------
   Net Expenses..........................................       578        4,284          346        57,555
                                                           --------     --------      -------     ---------
   NET INVESTMENT INCOME (LOSS)..........................     3,026       58,347       37,948       168,945
                                                           --------     --------      -------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................     3,433      (74,845)      (4,706)      146,129
       Futures...........................................       (16)          --           --            --
       Foreign Currency Transactions.....................       (34)         223           --           115
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........   (21,048)       3,153        1,312      (659,162)
       Translation of Foreign Currency
         Denominated Amounts.............................         3          (99)          --          (833)
                                                           --------     --------      -------     ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............   (17,662)     (71,568)      (3,394)     (513,751)
                                                           --------     --------      -------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................  $(14,636)    $(13,221)     $34,554     $(344,806)
                                                           ========     ========      =======     =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                  INTERNATIONAL
                                                     VECTOR       WORLD EX    EMERGING
                                                     EQUITY      U.S. VALUE   MARKETS
                                                    PORTFOLIO   PORTFOLIO*** PORTFOLIO*
                                                  ------------- ------------ ----------
INVESTMENT INCOME
   Net Investment Income Received from
     Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld
     of $0, $109 and $7,318, respectively) ......         --      $ 1,224    $  61,504
   Income Distributions Received from
     Affiliated Investment Companies.............         --           80           --
   Interest......................................         --           --           11
   Income from Securities Lending................         --           56        2,626
   Expenses Allocated from Affiliated
     Investment Companies........................         --          (87)      (4,837)
                                                    --------      -------    ---------
          Total Investment Income................         --        1,273       59,304
                                                    --------      -------    ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $954, $0 and $0, respectively)...........   $ 13,007           --           --
   Interest......................................          3           --           --
   Income from Securities Lending................        842           --           --
                                                    --------      -------    ---------
          Total Fund Investment Income...........     13,852           --           --
                                                    --------      -------    ---------
FUND EXPENSES
   Investment Advisory Services Fees.............      1,908          201           --
   Administrative Services Fees..................         --           --        9,541
   Accounting & Transfer Agent Fees..............         69           13           42
   Custodian Fees................................        232           --           --
   Filing Fees...................................         36           26           70
   Shareholders' Reports.........................         12            5          104
   Directors'/Trustees' Fees & Expenses..........          4           --           22
   Professional Fees.............................          9           14           25
   Organizational & Offering Costs...............         --           17           --
   Other.........................................         14            1           20
                                                    --------      -------    ---------
          Total Expenses.........................      2,284          277        9,824
                                                    --------      -------    ---------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)............................         --         (135)          --
   Fees Paid Indirectly..........................         --           --           --
                                                    --------      -------    ---------
   Net Expenses..................................      2,284          142        9,824
                                                    --------      -------    ---------
   NET INVESTMENT INCOME (LOSS)..................     11,568        1,131       49,480
                                                    --------      -------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Affiliated Investment Companies.............         --           48           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold................      6,572       (6,148)      94,878
       Foreign Currency Transactions**...........        126           (4)      (1,059)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................    (47,642)      (1,774)    (309,714)
       Translation of Foreign Currency
         Denominated Amounts.....................        (27)         (13)        (109)
   Change in Deferred Thailand Capital Gains
     Tax.........................................         --            3        4,215
                                                    --------      -------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......    (40,971)      (7,888)    (211,789)
                                                    --------      -------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................   $(29,403)     $(6,757)   $(162,309)
                                                    ========      =======    =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $1, and $851, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                              EMERGING    EMERGING    EMERGING
                                              MARKETS     MARKETS      MARKETS
                                             SMALL CAP     VALUE     CORE EQUITY
                                             PORTFOLIO*  PORTFOLIO*   PORTFOLIO
                                             ---------- -----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $4,970, $41,245 and
     $15,378, respectively)................. $  47,775  $   332,333   $ 126,884
   Interest.................................        12          116          31
   Income from Securities Lending...........     3,723       11,202       7,114
   Expenses Allocated from Affiliated
     Investment Company.....................    (6,408)     (27,575)         --
                                             ---------  -----------   ---------
          Total Investment Income...........    45,102      316,076     134,029
                                             ---------  -----------   ---------
EXPENSES
   Investment Advisory Services Fees........        --           --      27,105
   Administrative Services Fees.............     8,734       55,102          --
   Accounting & Transfer Agent Fees.........        36          173         539
   Shareholder Servicing Fees --
       Class R2 Shares......................        --          100          --
   Custodian Fees...........................        --           --       4,668
   Filing Fees..............................        99          799         328
   Shareholders' Reports....................        53          253         164
   Directors'/Trustees' Fees & Expenses.....        17          113          40
   Professional Fees........................        22          142         351
   Other....................................        14           94          87
                                             ---------  -----------   ---------
          Total Expenses....................     8,975       56,776      33,282
                                             ---------  -----------   ---------
   Fees Paid Indirectly.....................        --           --          (9)
                                             ---------  -----------   ---------
   Net Expenses.............................     8,975       56,776      33,273
                                             ---------  -----------   ---------
   NET INVESTMENT INCOME (LOSS).............    36,127      259,300     100,756
                                             ---------  -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........    27,050      193,129      20,186
       Foreign Currency Transactions**......    (1,258)      (3,612)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency...................  (354,184)  (2,865,375)   (717,993)
       Translation of Foreign Currency
         Denominated Amounts................       (31)          (5)         25
   Change in Deferred Thailand Capital
     Gains Tax..............................     3,533       16,079       5,965
                                             ---------  -----------   ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS).................................  (324,890)  (2,659,784)   (695,866)
                                             ---------  -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................. $(288,763) $(2,400,484)  $(595,110)
                                             =========  ===========   =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $637, $1,682 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   ENHANCED              U.S. LARGE
                                              U.S. LARGE COMPANY          CAP VALUE              U.S. TARGETED
                                                   PORTFOLIO              PORTFOLIO             VALUE PORTFOLIO
                                              ------------------  ------------------------  ----------------------
                                                YEAR      YEAR        YEAR         YEAR        YEAR        YEAR
                                               ENDED     ENDED       ENDED        ENDED       ENDED       ENDED
                                              OCT. 31,  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                2011      2010        2011         2010        2011        2010
                                              --------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).............. $  1,430  $  1,547  $   120,343  $   120,445  $   18,734  $   13,743
   Net Realized Gain (Loss) on:
       Investment Securities Sold............      380     1,013      301,933      498,315      20,083      87,567
       Futures...............................   12,791    15,127       (9,927)          --       1,751        (256)
       Foreign Currency Transactions.........      412       (51)          --           --          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.................     (472)      143      (67,687)     533,400      53,386     298,035
       Futures...............................     (995)    8,702           --           --          --          --
       Translation of Foreign
         Currency Denominated Amounts........     (174)     (171)          --           --          --          --
                                              --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.......................   13,372    26,310      344,662    1,152,160      93,954     399,089
                                              --------  --------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares.......................       --        --           --           --        (275)       (312)
       Class R2 Shares.......................       --        --           --           --         (43)        (29)
       Institutional Class Shares............     (270)   (1,589)    (117,051)    (116,599)    (17,989)    (12,213)
   Net Long-Term Gains:
       Class R1 Shares.......................       --        --           --           --         (87)         --
       Class R2 Shares.......................       --        --           --           --         (14)         --
       Institutional Class Shares............       --        --           --           --      (4,668)         --
                                              --------  --------  -----------  -----------  ----------  ----------
          Total Distributions................     (270)   (1,589)    (117,051)    (116,599)    (23,076)    (12,554)
                                              --------  --------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.............................   42,165    15,684    2,027,913    1,304,022     924,360     911,104
   Shares Issued in Lieu of Cash
     Distributions...........................      259     1,525      109,293      108,979      21,388      11,528
   Shares Redeemed...........................  (42,128)  (49,431)  (1,945,509)  (1,391,178)   (743,912)   (521,662)
                                              --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions.....................      296   (32,222)     191,697       21,823     201,836     400,970
                                              --------  --------  -----------  -----------  ----------  ----------
          Total Increase (Decrease)
            in Net Assets....................   13,398    (7,501)     419,308    1,057,384     272,714     787,505
NET ASSETS
   Beginning of Period.......................  157,730   165,231    6,921,036    5,863,652   2,271,265   1,483,760
                                              --------  --------  -----------  -----------  ----------  ----------
   End of Period............................. $171,128  $157,730  $ 7,340,344  $ 6,921,036  $2,543,979  $2,271,265
                                              ========  ========  ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................    5,163     2,221      100,905       74,182      56,950      65,207
   Shares Issued in Lieu of Cash
     Distributions...........................       33       224        5,526        6,369       1,349         900
   Shares Redeemed...........................   (5,148)   (6,983)     (98,393)     (79,010)    (46,106)    (38,952)
   Shares Reduced by Reverse Stock
     Split (Note G)..........................       --        --           --           --          (9)     (1,473)
                                              --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed.........................       48    (4,538)       8,038        1,541      12,184      25,682
                                              ========  ========  ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)......................... $  1,903  $    228  $    20,676  $    17,386  $    1,385  $    2,297

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                          U.S. SMALL                U.S. CORE               U.S. CORE
                                                     CAP VALUE PORTFOLIO       EQUITY 1 PORTFOLIO       EQUITY 2 PORTFOLIO
                                                  ------------------------   ----------------------  -----------------------
                                                      YEAR         YEAR         YEAR        YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                      2011         2010         2011        2010         2011        2010
                                                  -----------  -----------   ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $    44,197  $    26,885   $   51,991  $   37,162  $    80,421  $   65,265
   Net Realized Gain (Loss) on:..................
       Investment Securities Sold................     215,171      464,145       31,974         848       69,078       9,966
       Futures...................................        (825)          --           --          --           --          --
       In-Kind Redemptions.......................          --       56,505*          --          --           --          --
   Change in Unrealized Appreciation
     (Depreciation) of:..........................
       Investment Securities.....................     112,710      929,717      116,761     406,078      192,966     767,061
       Futures...................................         536           --           --          --           --          --
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................     371,789    1,477,252      200,726     444,088      342,465     842,292
                                                  -----------  -----------   ----------  ----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares................     (41,924)     (25,747)     (49,822)    (31,326)     (78,869)    (53,941)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Total Distributions....................     (41,924)     (25,747)     (49,822)    (31,326)     (78,869)    (53,941)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.................................   1,194,011    1,005,684    1,193,672     935,366    1,575,775   1,032,528
   Shares Issued in Lieu of Cash
     Distributions...............................      39,640       24,638       45,486      28,011       76,923      52,914
   Shares Redeemed...............................  (1,577,930)  (1,596,209)*   (556,060)   (468,313)  (1,086,755)   (687,751)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions...........    (344,279)    (565,887)     683,098     495,064      565,943     397,691
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Total Increase (Decrease) in
            Net Assets...........................     (14,414)     885,618      834,002     907,826      829,539   1,186,042
NET ASSETS
   Beginning of Period...........................   6,555,277    5,669,659    2,897,409   1,989,583    4,990,367   3,804,325
                                                  -----------  -----------   ----------  ----------  -----------  ----------
   End of Period................................. $ 6,540,863  $ 6,555,277   $3,731,411  $2,897,409  $ 5,819,906  $4,990,367
                                                  ===========  ===========   ==========  ==========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................      48,190       48,187      108,434      97,948      144,791     110,280
   Shares Issued in Lieu of Cash
     Distributions...............................       1,639        1,272        4,215       3,032        7,192       5,795
   Shares Redeemed...............................     (62,955)     (78,455)     (51,146)    (49,368)     (99,493)    (73,302)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed...........     (13,126)     (28,996)      61,503      51,612       52,490      42,773
                                                  ===========  ===========   ==========  ==========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)............................. $       858  $     3,668   $    8,359  $    6,193  $     7,601  $   11,980

--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 U.S. VECTOR              U.S. SMALL               U.S. MICRO
                                              EQUITY PORTFOLIO           CAP PORTFOLIO            CAP PORTFOLIO
                                           ----------------------  ------------------------  ----------------------
                                              YEAR        YEAR         YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED        ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2011        2010         2011         2010        2011        2010
                                           ----------  ----------  -----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $   20,309  $   15,896  $    33,067   $   22,549  $   23,621  $   17,911
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     46,999      11,302      211,228      186,403     234,404     246,080
       Futures............................         --          --          929           --          --          --
       In-Kind Redemptions................         --          --      126,527*          --          --          --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     18,243     260,530      (60,488)     519,280      32,818     507,946
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     85,551     287,728      311,263      728,232     290,843     771,937
                                           ----------  ----------  -----------   ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........    (19,719)    (14,799)     (32,796)     (21,528)    (23,667)    (17,526)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Total Distributions.............    (19,719)    (14,799)     (32,796)     (21,528)    (23,667)    (17,526)
                                           ----------  ----------  -----------   ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................    551,321     375,571    1,118,116      754,050     509,041     291,712
   Shares Issued in Lieu of Cash
     Distributions........................     19,400      14,588       30,271       20,104      22,542      16,858
   Shares Redeemed........................   (343,081)   (282,779)  (1,047,988)*   (611,402)   (719,326)   (703,060)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    227,640     107,380      100,399      162,752    (187,743)   (394,490)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................    293,472     380,309      378,866      869,456      79,433     359,921
NET ASSETS
   Beginning of Period....................  1,558,423   1,178,114    3,391,457    2,522,001   3,178,286   2,818,365
                                           ----------  ----------  -----------   ----------  ----------  ----------
   End of Period.......................... $1,851,895  $1,558,423  $ 3,770,323   $3,391,457  $3,257,719  $3,178,286
                                           ==========  ==========  ===========   ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................     51,309      41,113       52,474       42,652      37,458      26,534
   Shares Issued in Lieu of Cash
     Distributions........................      1,845       1,659        1,457        1,220       1,695       1,594
   Shares Redeemed........................    (31,749)    (30,825)     (48,404)     (35,288)    (52,370)    (63,240)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................     21,405      11,947        5,527        8,584     (13,217)    (35,112)
                                           ==========  ==========  ===========   ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)............... $    3,557  $    2,968  $     1,483   $    4,657  $    3,199  $    3,227

--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  DFA REAL ESTATE            LARGE CAP             INTERNATIONAL
                                                    SECURITIES             INTERNATIONAL            CORE EQUITY
                                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                              ----------------------  ----------------------  ----------------------
                                                 YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                 2011        2010        2011        2010        2011        2010
                                              ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).............. $   51,146  $   75,701  $   55,392  $   38,398  $  161,011  $   96,219
   Capital Gain Distributions
     Received from Investment
     Securities..............................     13,117       3,056          --          --          --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold............    (39,946)    (57,195)    (12,846)    (16,990)     28,431      19,341
       Foreign Currency Transactions.........         --          --         187         383        (191)        299
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency....................    277,359     825,263    (133,116)    134,897    (525,986)    410,019
       Translation of Foreign
         Currency Denominated Amounts........         --          --        (205)        134        (476)        333
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.......................    301,676     846,825     (90,588)    156,822    (337,211)    526,211
                                              ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............    (40,246)    (70,908)    (54,107)    (40,390)   (161,285)    (83,173)
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Total Distributions................    (40,246)    (70,908)    (54,107)    (40,390)   (161,285)    (83,173)
                                              ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.............................    685,272     469,431     463,836     380,265   1,663,723   1,275,823
   Shares Issued in Lieu of Cash
     Distributions...........................     38,998      68,782      51,857      39,047     154,934      79,558
   Shares Redeemed...........................   (576,605)   (643,137)   (283,535)   (283,409)   (791,266)   (631,272)
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions.....................    147,665    (104,924)    232,158     135,903   1,027,391     724,109
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Total Increase (Decrease)
            in Net Assets....................    409,095     670,993      87,463     252,335     528,895   1,167,147
NET ASSETS
   Beginning of Period.......................  2,689,552   2,018,559   1,616,686   1,364,351   4,866,989   3,699,842
                                              ----------  ----------  ----------  ----------  ----------  ----------
   End of Period............................. $3,098,647  $2,689,552  $1,704,149  $1,616,686  $5,395,884  $4,866,989
                                              ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................     30,656      25,336      23,919      20,917     153,758     128,031
   Shares Issued in Lieu of Cash
     Distributions...........................      1,817       3,862       2,658       2,285      14,162       8,624
   Shares Redeemed...........................    (25,853)    (34,560)    (14,657)    (15,664)    (73,947)    (63,215)
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed.........................      6,620      (5,362)     11,920       7,538      93,973      73,440
                                              ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)......................... $   14,529  $   12,994  $    5,725  $    3,984  $   13,366  $   16,165

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL           JAPANESE          ASIA PACIFIC
                                                     SMALL COMPANY         SMALL COMPANY       SMALL COMPANY
                                                       PORTFOLIO             PORTFOLIO           PORTFOLIO
                                                ----------------------  ------------------  ------------------
                                                   YEAR        YEAR       YEAR      YEAR      YEAR      YEAR
                                                  ENDED       ENDED      ENDED     ENDED     ENDED     ENDED
                                                 OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                   2011        2010       2011      2010      2011      2010
                                                ----------  ----------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $  146,577  $   90,630  $  2,693  $  1,730  $  4,845  $  3,468
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............    205,897     157,743    (5,587)  (12,297)    8,959     5,129
       Futures.................................       (271)         --        --        --        --        --
       Foreign Currency Transactions...........       (103)      1,622        14        76        85        (4)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................   (571,803)    551,254    13,164    10,741   (21,184)   19,235
       Translation of Foreign Currency
         Denominated Amounts...................       (340)        210       (61)       31        18       (12)
                                                ----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................   (220,043)    801,459    10,223       281    (7,277)   27,816
                                                ----------  ----------  --------  --------  --------  --------
Distributions From:
   Net Investment Income:......................
       Institutional Class Shares..............   (179,486)    (84,604)   (2,305)   (1,845)   (6,964)   (3,162)
                                                ----------  ----------  --------  --------  --------  --------
          Total Distributions..................   (179,486)    (84,604)   (2,305)   (1,845)   (6,964)   (3,162)
                                                ----------  ----------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued...............................  1,380,524   1,099,327    74,211    11,290    54,555    28,331
   Shares Issued in Lieu of Cash
     Distributions.............................    171,227      80,737     2,020     1,609     6,350     2,788
   Shares Redeemed.............................   (829,801)   (655,189)  (35,962)  (10,460)  (38,913)  (26,115)
                                                ----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from
            Capital Share Transactions.........    721,950     524,875    40,269     2,439    21,992     5,004
                                                ----------  ----------  --------  --------  --------  --------
          Total Increase (Decrease) in
            Net Assets.........................    322,421   1,241,730    48,187       875     7,751    29,658
NET ASSETS
   Beginning of Period.........................  5,511,594   4,269,864   114,933   114,058   131,511   101,853
                                                ----------  ----------  --------  --------  --------  --------
   End of Period............................... $5,834,015  $5,511,594  $163,120  $114,933  $139,262  $131,511
                                                ==========  ==========  ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     81,929      75,592     4,725       793     2,200     1,254
   Shares Issued in Lieu of Cash
     Distributions.............................     10,276       5,955       133       116       249       135
   Shares Redeemed.............................    (50,113)    (45,123)   (2,288)     (742)   (1,533)   (1,206)
                                                ----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........     42,092      36,424     2,570       167       916       183
                                                ==========  ==========  ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)........................... $    6,376  $   31,973  $  1,041  $    631  $  1,047  $    652

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    UNITED KINGDOM       CONTINENTAL       DFA INTERNATIONAL
                                                                     SMALL COMPANY      SMALL COMPANY    REAL ESTATE SECURITIES
                                                                       PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                                   ----------------  ------------------  ---------------------
                                                                     YEAR     YEAR     YEAR      YEAR       YEAR        YEAR
                                                                    ENDED    ENDED    ENDED     ENDED      ENDED       ENDED
                                                                   OCT. 31, OCT. 31, OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                                     2011     2010     2011      2010       2011        2010
                                                                   -------- -------- --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................................... $ 1,146  $   693  $  3,026  $  1,996  $   58,347  $  51,453
   Net Realized Gain (Loss) on:
       Investment Securities Sold.................................   1,011       86     3,433    (5,002)    (74,845)   (52,532)
       Futures....................................................      --       --       (16)       --          --         --
       Foreign Currency Transactions..............................       1        3       (34)       51         223        253
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................  (2,107)   6,121   (21,048)   19,653       3,153    149,959
       Translation of Foreign Currency Denominated
         Amounts..................................................       2       (1)        3         1         (99)        (8)
                                                                   -------  -------  --------  --------  ----------  ---------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................      53    6,902   (14,636)   16,699     (13,221)   149,125
                                                                   -------  -------  --------  --------  ----------  ---------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.................................  (1,071)    (694)   (3,562)   (1,863)   (107,338)   (78,863)
                                                                   -------  -------  --------  --------  ----------  ---------
          Total Distributions.....................................  (1,071)    (694)   (3,562)   (1,863)   (107,338)   (78,863)
                                                                   -------  -------  --------  --------  ----------  ---------
Capital Share Transactions (1):
   Shares Issued..................................................   3,802    2,343    18,358    15,385     322,549    236,837
   Shares Issued in Lieu of Cash Distributions....................     818      537     2,856     1,577     106,188     78,275
   Shares Redeemed................................................  (3,484)  (3,200)  (13,670)  (14,618)   (206,576)  (169,149)
                                                                   -------  -------  --------  --------  ----------  ---------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................   1,136     (320)    7,544     2,344     222,161    145,963
                                                                   -------  -------  --------  --------  ----------  ---------
          Total Increase (Decrease) in Net Assets.................     118    5,888   (10,654)   17,180     101,602    216,225
NET ASSETS
   Beginning of Period............................................  33,751   27,863   128,106   110,926     958,554    742,329
                                                                   -------  -------  --------  --------  ----------  ---------
   End of Period.................................................. $33,869  $33,751  $117,452  $128,106  $1,060,156  $ 958,554
                                                                   =======  =======  ========  ========  ==========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................................     158      115     1,086     1,040      62,870     48,350
   Shares Issued in Lieu of Cash Distributions....................      33       27       164       118      21,940     16,761
   Shares Redeemed................................................    (138)    (155)     (801)     (978)    (40,236)   (35,159)
                                                                   -------  -------  --------  --------  ----------  ---------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................      53      (13)      449       180      44,574     29,952
                                                                   =======  =======  ========  ========  ==========  =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)................................ $   279  $   203  $     27  $    597  $  (53,267) $  (2,542)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                              DFA GLOBAL            DFA INTERNATIONAL        INTERNATIONAL
                                                         REAL ESTATE SECURITIES      SMALL CAP VALUE         VECTOR EQUITY
                                                               PORTFOLIO                PORTFOLIO              PORTFOLIO
                                                         --------------------   ------------------------  ------------------
                                                            YEAR        YEAR        YEAR         YEAR       YEAR      YEAR
                                                           ENDED       ENDED       ENDED        ENDED      ENDED     ENDED
                                                          OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,
                                                            2011        2010        2011         2010       2011      2010
                                                         ---------   ---------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $  37,948   $  31,064  $   168,945  $   111,256  $ 11,568  $  5,813
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................    (4,706)    (16,221)     146,129      198,099     6,572     5,866
       Foreign Currency Transactions....................        --          --          115        2,837       126        77
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................     1,312     134,183     (659,162)     395,701   (47,642)   28,748
       Translation of Foreign Currency Denominated
         Amounts........................................        --          --         (833)         688       (27)       27
                                                         ---------   ---------  -----------  -----------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    34,554     149,026     (344,806)     708,581   (29,403)   40,531
                                                         ---------   ---------  -----------  -----------  --------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.......................   (41,423)    (30,870)    (182,741)    (101,689)  (11,774)   (5,380)
   Net Long-Term Gains:
       Institutional Class Shares.......................        --          --     (138,537)          --    (2,419)       --
                                                         ---------   ---------  -----------  -----------  --------  --------
          Total Distributions...........................   (41,423)    (30,870)    (321,278)    (101,689)  (14,193)   (5,380)
                                                         ---------   ---------  -----------  -----------  --------  --------
Capital Share Transactions (1):
   Shares Issued........................................   372,793     291,090    1,422,232    1,457,097   139,795   109,333
   Shares Issued in Lieu of Cash Distributions..........    40,672      30,424      303,336       94,455    13,500     5,137
   Shares Redeemed......................................  (232,709)   (176,711)  (1,255,658)  (1,363,083)  (62,242)  (49,042)
                                                         ---------   ---------  -----------  -----------  --------  --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................   180,756     144,803      469,910      188,469    91,053    65,428
                                                         ---------   ---------  -----------  -----------  --------  --------
          Total Increase (Decrease) in Net
            Assets......................................   173,887     262,959     (196,174)     795,361    47,457   100,579
NET ASSETS
   Beginning of Period..................................   695,461     432,502    7,655,318    6,859,957   363,123   262,544
                                                         ---------   ---------  -----------  -----------  --------  --------
   End of Period........................................ $ 869,348   $ 695,461  $ 7,459,144  $ 7,655,318  $410,580  $363,123
                                                         =========   =========  ===========  ===========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................    45,423      40,187       86,184       96,841    13,326    11,526
   Shares Issued in Lieu of Cash Distributions..........     5,345       4,617       18,285        6,841     1,293       590
   Shares Redeemed......................................   (28,834)    (24,880)     (75,870)     (89,769)   (5,988)   (5,261)
                                                         ---------   ---------  -----------  -----------  --------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................    21,934      19,924       28,599       13,913     8,631     6,855
                                                         =========   =========  ===========  ===========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
  IN EXCESS OF NET INVESTMENT INCOME)................... $   1,177   $   5,011  $    21,874  $    37,940  $    782  $  1,086

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                            EMERGING MARKETS
                                                              WORLD EX U.S.         EMERGING MARKETS            SMALL CAP
                                                             VALUE PORTFOLIO            PORTFOLIO               PORTFOLIO
                                                         ----------------------  ----------------------  ----------------------
                                                                  FOR THE PERIOD
                                                           YEAR      AUG. 23,       YEAR        YEAR        YEAR        YEAR
                                                          ENDED     2010(a) TO     ENDED       ENDED       ENDED       ENDED
                                                         OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                           2011        2010         2011        2010        2011        2010
                                                         -------- -------------- ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $ 1,131     $    40     $   49,480  $   37,045  $   36,127  $   23,479
   Capital Gain Distributions Received from
     Affiliated Investment Companies....................      48          --             --          --          --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................  (6,148)        212         94,878     148,805      27,050      97,897
       Foreign Currency Transactions*...................      (4)          2         (1,059)        506      (1,258)         76
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................  (1,774)      3,256       (309,714)    317,270    (354,184)    373,644
       Translation of Foreign Currency
         Denominated Amounts............................     (13)         (3)          (109)         (6)        (31)        (72)
   Change in Deferred Thailand Capital Gains
     Tax................................................       3          (3)         4,215      (2,143)      3,533      (2,963)
                                                         -------     -------     ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................  (6,757)      3,504       (162,309)    501,477    (288,763)    492,061
                                                         -------     -------     ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.......................  (1,006)         --        (42,779)    (34,414)    (33,950)    (22,294)
   Net Short-Term Gains:
       Institutional Class Shares.......................     (19)         --            (77)     (2,485)         --          --
   Net Long-Term Gains:
       Institutional Class Shares.......................    (195)         --       (136,141)    (29,814)    (58,359)         --
                                                         -------     -------     ----------  ----------  ----------  ----------
          Total Distributions...........................  (1,220)         --       (178,997)    (66,713)    (92,309)    (22,294)
                                                         -------     -------     ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued........................................  32,244      28,812        668,299     464,965     694,159     468,984
   Shares Issued in Lieu of Cash Distributions..........   1,211          --        164,271      60,045      74,466      18,296
   Shares Redeemed......................................  (7,929)     (2,700)      (550,727)   (553,564)   (387,846)   (257,967)
                                                         -------     -------     ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions..........................  25,526      26,112        281,843     (28,554)    380,779     229,313
                                                         -------     -------     ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets......................................  17,549      29,616        (59,463)    406,210        (293)    699,080
NET ASSETS
   Beginning of Period..................................  29,616          --      2,372,498   1,966,288   1,833,038   1,133,958
                                                         -------     -------     ----------  ----------  ----------  ----------
   End of Period........................................ $47,165     $29,616     $2,313,035  $2,372,498  $1,832,745  $1,833,038
                                                         =======     =======     ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................   2,801       2,860         22,995      16,688      31,956      22,700
   Shares Issued in Lieu of Cash Distributions..........     108          --          5,590       2,260       3,241         933
   Shares Redeemed......................................    (782)       (252)       (18,667)    (20,100)    (18,437)    (13,059)
                                                         -------     -------     ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................   2,127       2,608          9,918      (1,152)     16,760      10,574
                                                         =======     =======     ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)............................................... $   168     $    46     $    6,113  $    3,270  $    1,396  $    3,213

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $1, $0, $851, $0, $637 and $179, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                       EMERGING MARKETS
                                                                              EMERGING MARKETS            CORE EQUITY
                                                                               VALUE PORTFOLIO             PORTFOLIO
                                                                          ------------------------  ----------------------
                                                                              YEAR         YEAR        YEAR        YEAR
                                                                             ENDED        ENDED       ENDED       ENDED
                                                                            OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                              2011         2010        2011        2010
                                                                          -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   259,300  $   125,933  $  100,756  $   51,443
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................................     193,129      577,480      20,186      35,721
       Foreign Currency Transactions*....................................      (3,612)      (3,090)     (4,049)       (776)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................  (2,865,375)   1,724,116    (717,993)    789,087
       Translation of Foreign Currency Denominated Amounts...............          (5)           2          25         (19)
   Change in Deferred Thailand Capital Gains Tax.........................      16,079       (9,879)      5,965      (4,133)
                                                                          -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................  (2,400,484)   2,414,562    (595,110)    871,323
                                                                          -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares...................................................        (532)      (5,375)         --          --
       Institutional Class Shares........................................    (223,890)    (109,197)    (86,292)    (48,768)
   Net Short-Term Gains:
       Class R2 Shares...................................................        (224)        (513)         --          --
       Institutional Class Shares........................................     (67,767)     (65,356)         --          --
   Net Long-Term Gains:
       Class R2 Shares...................................................      (1,580)        (909)         --          --
       Institutional Class Shares........................................    (477,706)    (115,729)         --          --
                                                                          -----------  -----------  ----------  ----------
          Total Distributions............................................    (771,699)    (297,079)    (86,292)    (48,768)
                                                                          -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................................   6,491,870    3,348,220   2,524,065   1,458,158
   Shares Issued in Lieu of Cash Distributions...........................     711,366      272,770      77,358      43,732
   Shares Redeemed.......................................................  (1,805,221)  (1,562,283)   (732,430)   (599,598)
                                                                          -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Capital Share Transactions........   5,398,015    2,058,707   1,868,993     902,292
                                                                          -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........................   2,225,832    4,176,190   1,187,591   1,724,847
NET ASSETS
   Beginning of Period...................................................  11,582,538    7,406,348   4,179,882   2,455,035
                                                                          -----------  -----------  ----------  ----------
   End of Period......................................................... $13,808,370  $11,582,538  $5,367,473  $4,179,882
                                                                          ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................     190,904      121,548     122,538      77,138
   Shares Issued in Lieu of Cash Distributions...........................      20,921       12,712       3,743       2,449
   Shares Redeemed.......................................................     (55,156)     (53,662)    (35,958)    (32,331)
   Shares Reduced by Conversion of Shares (Note G).......................     (19,608)          --          --          --
                                                                          -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed.....................................................     137,061       80,598      90,323      47,256
                                                                          ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)..................................................... $    33,870  $    12,814  $   15,280  $    8,563

--------
* Net of foreign capital gain taxes withheld of $1,682, $1,720, $2,994 and $982, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                   ---------------------------------------------------------------------
                                                                       PERIOD
                                     YEAR      YEAR       YEAR        DEC. 1,          YEAR         YEAR
                                    ENDED     ENDED      ENDED        2007 TO         ENDED        ENDED
                                   OCT. 31,  OCT. 31,   OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                     2011      2010       2009          2008           2007         2006
                                   --------  --------  --------    --------        --------     --------
Net Asset Value, Beginning of
  Period ......................... $   7.53  $   6.48  $   6.47    $  10.91        $  10.95     $   9.82
                                   --------  --------  --------    --------        --------     --------
Income From Investment
  Operations
   Net Investment Income
     (Loss)(A)....................     0.07      0.07      0.05        0.39            0.30         0.12
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................     0.56      1.05      0.61       (3.74)           0.45         1.19
                                   --------  --------  --------    --------        --------     --------
       Total From Investment
         Operations...............     0.63      1.12      0.66       (3.35)           0.75         1.31
                                   --------  --------  --------    --------        --------     --------
Less Distributions
   Net Investment Income..........    (0.01)    (0.07)    (0.59)      (0.36)          (0.36)       (0.18)
   Net Realized Gains.............       --        --     (0.06)      (0.73)          (0.43)          --
                                   --------  --------  --------    --------        --------     --------
       Total Distributions........    (0.01)    (0.07)    (0.65)      (1.09)          (0.79)       (0.18)
                                   --------  --------  --------    --------        --------     --------
Net Asset Value, End of
  Period.......................... $   8.15  $   7.53  $   6.48    $   6.47        $  10.91     $  10.95
                                   ========  ========  ========    ========        ========     ========
Total Return......................     8.41%    17.40%    12.23%     (33.89)%(C)       7.13%       13.52%
                                   --------  --------  --------    --------        --------     --------
Net Assets, End of Period
  (thousands)..................... $171,128  $157,730  $165,231    $200,331        $337,050     $347,216
Ratio of Expenses to Average
  Net Assets......................     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)     0.26%(D)
Ratio of Net Investment
  Income to Average Net Assets....     0.86%     0.98%     0.86%       4.74%(B)        2.67%        1.19%
Portfolio Turnover Rate...........      140%       78%       46%*       N/A             N/A          N/A

                                                                  U.S. LARGE CAP VALUE PORTFOLIO
                                   ----------------------------------------------------------------------------------------
                                                                                     PERIOD
                                        YEAR           YEAR           YEAR          DEC. 1,            YEAR           YEAR
                                       ENDED          ENDED          ENDED          2007 TO           ENDED          ENDED
                                      OCT. 31,       OCT. 31,       OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                        2011           2010           2009            2008             2007           2006
                                   ----------     ----------     ----------     ----------        ----------     ----------
Net Asset Value, Beginning of
  Period ......................... $    18.58     $    15.81     $    14.58     $    24.44        $    25.40     $    21.93
                                   ----------     ----------     ----------     ----------        ----------     ----------
Income From Investment
  Operations
   Net Investment Income
     (Loss)(A)....................       0.33           0.33           0.31           0.36              0.33           0.38
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       0.70           2.76           1.28          (8.83)            (0.43)          3.50
                                   ----------     ----------     ----------     ----------        ----------     ----------
       Total From Investment
         Operations...............       1.03           3.09           1.59          (8.47)            (0.10)          3.88
                                   ----------     ----------     ----------     ----------        ----------     ----------
Less Distributions
   Net Investment Income..........      (0.32)         (0.32)         (0.34)         (0.35)            (0.32)         (0.35)
   Net Realized Gains.............         --             --          (0.02)         (1.04)            (0.54)         (0.06)
                                   ----------     ----------     ----------     ----------        ----------     ----------
       Total Distributions........      (0.32)         (0.32)         (0.36)         (1.39)            (0.86)         (0.41)
                                   ----------     ----------     ----------     ----------        ----------     ----------
Net Asset Value, End of
  Period.......................... $    19.29     $    18.58     $    15.81     $    14.58        $    24.44     $    25.40
                                   ==========     ==========     ==========     ==========        ==========     ==========
Total Return......................       5.53%         19.72%         11.76%        (36.63)%(C)        (0.49)%        17.97%
                                   ----------     ----------     ----------     ----------        ----------     ----------
Net Assets, End of Period
  (thousands)..................... $7,340,344     $6,921,036     $5,863,652     $5,330,448        $7,535,552     $6,410,086
Ratio of Expenses to Average
  Net Assets......................       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)       0.28%(D)
Ratio of Net Investment
  Income to Average Net Assets....       1.63%          1.86%          2.26%          1.86%(B)          1.28%          1.64%
Portfolio Turnover Rate...........        N/A            N/A            N/A            N/A               N/A            N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                   ----------------------------------------------
                                                                                    PERIOD
                                                     YEAR        YEAR     YEAR     JAN. 31,
                                                    ENDED       ENDED    ENDED      2008(a)
                                                   OCT. 31,    OCT. 31, OCT. 31,  TO OCT. 31,
                                                     2011        2010     2009       2008
                                                   --------    -------- -------- -----------
Net Asset Value, Beginning of Period.............. $ 14.75     $ 11.73  $ 10.92    $ 14.69
                                                   -------     -------  -------    -------
Income From Investment Operations
   Net Investment Income (Loss)(A)................    0.10        0.07     0.12       0.13
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    0.60        3.07     0.87      (3.76)
                                                   -------     -------  -------    -------
       Total From Investment Operations...........    0.70        3.14     0.99      (3.63)
                                                   -------     -------  -------    -------
Less Distributions
   Net Investment Income..........................   (0.10)      (0.12)   (0.18)     (0.14)
   Net Realized Gains.............................   (0.03)         --       --         --
                                                   -------     -------  -------    -------
       Total Distributions........................   (0.13)      (0.12)   (0.18)     (0.14)
                                                   -------     -------  -------    -------
Net Asset Value, End of Period.................... $ 15.32     $ 14.75  $ 11.73    $ 10.92
                                                   =======     =======  =======    =======
Total Return......................................    4.69%      26.93%    9.36%    (24.96)%(C)
                                                   -------     -------  -------    -------
Net Assets, End of Period (thousands)............. $45,132     $41,316  $31,393    $25,599
Ratio of Expenses to Average Net Assets...........    0.48%       0.49%    0.52%      0.50%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................    0.61%       0.59%    1.12%      1.24%(B)(E)
Portfolio Turnover Rate...........................      23%         20%      17%        20%(C)

                                                   U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                   ----------------------------------------------
                                                                                    PERIOD
                                                     YEAR        YEAR     YEAR     JUNE 30,
                                                    ENDED       ENDED    ENDED      2008(a)
                                                   OCT. 31,    OCT. 31, OCT. 31,  TO OCT. 31,
                                                     2011        2010     2009       2008
                                                   --------    -------- -------- -----------
Net Asset Value, Beginning of Period.............. $ 14.76      $11.74   $10.91    $ 13.94
                                                   -------      ------   ------    -------
Income From Investment Operations
   Net Investment Income (Loss)(A)................    0.07        0.05     0.10       0.05
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    0.60        3.07     0.88      (3.02)
                                                   -------      ------   ------    -------
       Total From Investment Operations...........    0.67        3.12     0.98      (2.97)
                                                   -------      ------   ------    -------
Less Distributions
   Net Investment Income..........................   (0.09)      (0.10)   (0.15)     (0.06)
   Net Realized Gains.............................   (0.03)         --       --         --
                                                   -------      ------   ------    -------
       Total Distributions........................   (0.12)      (0.10)   (0.15)     (0.06)
                                                   -------      ------   ------    -------
Net Asset Value, End of Period.................... $ 15.31      $14.76   $11.74    $ 10.91
                                                   =======      ======   ======    =======
Total Return......................................    4.50%      26.66%    9.23%    (21.40)%(C)
                                                   -------      ------   ------    -------
Net Assets, End of Period (thousands)............. $10,918      $5,967   $2,930    $ 1,715
Ratio of Expenses to Average Net Assets...........    0.63%       0.64%    0.67%      0.66%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................    0.42%       0.44%    0.91%      1.35%(B)(E)
Portfolio Turnover Rate...........................      23%         20%      17%        20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                             -------------------------------------------------------------------------
                                                                                    PERIOD
                                                YEAR        YEAR        YEAR       DEC. 1,          YEAR          YEAR
                                               ENDED       ENDED       ENDED       2007 TO         ENDED         ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,       NOV. 30,      NOV. 30,
                                                2011        2010        2009         2008           2007          2006
                                             ----------  ----------  ----------  --------      --------       --------
Net Asset Value, Beginning of Period ....... $    14.76  $    11.70  $    10.84  $  15.89      $  18.69       $  17.33
                                             ----------  ----------  ----------  --------      --------       --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.12        0.09        0.12      0.18          0.20           0.21
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.59        3.06        0.88     (4.68)        (1.32)          2.84
                                             ----------  ----------  ----------  --------      --------       --------
       Total From Investment Operations.....       0.71        3.15        1.00     (4.50)        (1.12)          3.05
                                             ----------  ----------  ----------  --------      --------       --------
Less Distributions
   Net Investment Income....................      (0.12)      (0.09)      (0.14)    (0.15)        (0.20)         (0.25)
   Net Realized Gains.......................      (0.03)         --          --     (0.40)        (1.48)         (1.44)
                                             ----------  ----------  ----------  --------      --------       --------
       Total Distributions..................      (0.15)      (0.09)      (0.14)    (0.55)        (1.68)         (1.69)
                                             ----------  ----------  ----------  --------      --------       --------
Net Asset Value, End of Period.............. $    15.32  $    14.76  $    11.70  $  10.84      $  15.89       $  18.69
                                             ==========  ==========  ==========  ========      ========       ========
Total Return................................       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%        19.48%
                                             ----------  ----------  ----------  --------      --------       --------
Net Assets, End of Period (thousands)....... $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805       $215,338
Ratio of Expenses to Average Net Assets.....       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**     0.46%(D)
Ratio of Net Investment Income to
  Average Net Assets........................       0.71%       0.69%       1.19%     1.39%(B)      1.12%          1.19%
Portfolio Turnover Rate.....................         23%         20%         17%       20%(C)         9%(C)*       N/A

                                                                   U.S. SMALL CAP VALUE PORTFOLIO
                                        ---------------------------------------------------------------------------------
                                                                                   PERIOD
                                           YEAR        YEAR         YEAR          DEC. 1,            YEAR           YEAR
                                          ENDED       ENDED        ENDED          2007 TO           ENDED          ENDED
                                         OCT. 31,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                           2011        2010         2009            2008             2007           2006
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of
  Period .............................. $    22.49  $    17.69  $    16.32    $    26.49        $    31.59     $    28.74
                                        ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).....       0.16        0.09        0.04          0.18              0.30           0.28
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       1.00        4.79        1.54         (7.86)            (2.72)          5.06
                                        ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations....................       1.16        4.88        1.58         (7.68)            (2.42)          5.34
                                        ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income...............      (0.15)      (0.08)      (0.21)        (0.22)            (0.28)         (0.23)
   Net Realized Gains..................         --          --          --         (2.27)            (2.40)         (2.26)
                                        ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions.............      (0.15)      (0.08)      (0.21)        (2.49)            (2.68)         (2.49)
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period......... $    23.50  $    22.49  $    17.69    $    16.32        $    26.49     $    31.59
                                        ==========  ==========  ==========    ==========        ==========     ==========
Total Return...........................       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%        20.29%
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of Period
  (thousands).......................... $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846     $8,738,278
Ratio of Expenses to Average Net
  Assets...............................       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       0.62%       0.43%       0.27%         0.86%(B)          0.98%          0.94%
Portfolio Turnover Rate................         14%         19%         21%+         N/A               N/A            N/A

--------
* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. CORE EQUITY 1 PORTFOLIO
                                             ------------------------------------------------------------------------
                                                                                     PERIOD
                                                YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                               ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                                2011        2010        2009          2008          2007       2006
                                             ----------  ----------  ----------  ----------      ----------  --------
Net Asset Value, Beginning of Period ....... $    10.18  $     8.54  $     7.81  $    11.83      $    11.50  $  10.22
                                             ----------  ----------  ----------  ----------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.17        0.15        0.15        0.17            0.19      0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.59        1.61        0.73       (4.03)           0.35      1.28
                                             ----------  ----------  ----------  ----------      ----------  --------
       Total From Investment Operations.....       0.76        1.76        0.88       (3.86)           0.54      1.45
                                             ----------  ----------  ----------  ----------      ----------  --------
Less Distributions
   Net Investment Income....................      (0.16)      (0.12)      (0.15)      (0.16)          (0.18)    (0.17)
   Net Realized Gains.......................         --          --          --          --           (0.03)       --
                                             ----------  ----------  ----------  ----------      ----------  --------
       Total Distributions..................      (0.16)      (0.12)      (0.15)      (0.16)          (0.21)    (0.17)
                                             ----------  ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period.............. $    10.78  $    10.18  $     8.54  $     7.81      $    11.83  $  11.50
                                             ==========  ==========  ==========  ==========      ==========  ========
Total Return................................       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%    14.35%
                                             ==========  ==========  ==========  ==========      ==========  ========
Net Assets, End of Period (thousands)....... $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031  $652,270
Ratio of Expenses to Average Net Assets.....       0.20%       0.20%       0.22%       0.20%(B)        0.20%     0.23%
Ratio of Net Investment Income to
  Average Net Assets........................       1.49%       1.53%       2.02%       1.78%(B)        1.53%     1.52%
Portfolio Turnover Rate.....................          5%          4%          7%          5%(C)          10%        6%

                                                                    U.S. CORE EQUITY 2 PORTFOLIO
                                             --------------------------------------------------------------------------
                                                                                     PERIOD
                                                YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                               ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                2011        2010        2009          2008          2007        2006
                                             ----------  ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period ....... $    10.06  $     8.39  $     7.73  $    11.77      $    11.65  $    10.24
                                             ----------  ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.16        0.14        0.14        0.17            0.19        0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.54        1.64        0.66       (4.04)           0.13        1.40
                                             ----------  ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....       0.70        1.78        0.80       (3.87)           0.32        1.57
                                             ----------  ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.15)      (0.11)      (0.14)      (0.17)          (0.17)      (0.16)
   Net Realized Gains.......................         --          --          --          --           (0.03)         --
                                             ----------  ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (0.15)      (0.11)      (0.14)      (0.17)          (0.20)      (0.16)
                                             ----------  ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    10.61  $    10.06  $     8.39  $     7.73      $    11.77  $    11.65
                                             ==========  ==========  ==========  ==========      ==========  ==========
Total Return................................       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%      15.50%
                                             ==========  ==========  ==========  ==========      ==========  ==========
Net Assets, End of Period (thousands)....... $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420  $1,216,310
Ratio of Expenses to Average Net Assets.....       0.22%       0.23%       0.24%       0.23%(B)        0.23%       0.26%
Ratio of Net Investment Income to
  Average Net Assets........................       1.42%       1.47%       1.89%       1.77%(B)        1.55%       1.55%
Portfolio Turnover Rate.....................          9%          7%          4%          8%(C)           7%          5%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. VECTOR EQUITY PORTFOLIO
                                        ----------------------------------------------------------------------
                                                                               PERIOD                    PERIOD
                                           YEAR        YEAR        YEAR       DEC. 1,        YEAR       DEC. 30,
                                          ENDED       ENDED       ENDED       2007 TO       ENDED      2005(a) TO
                                         OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,     NOV. 30,
                                           2011        2010        2009         2008         2007         2006
                                        ----------  ----------  ----------  --------      --------   ----------
Net Asset Value, Beginning of
  Period............................... $     9.82  $     8.03  $     7.48  $  11.38      $  11.79    $  10.00
                                        ----------  ----------  ----------  --------      --------    --------
Income From Investment Operations
   Net Investment Income (Loss)(A).....       0.12        0.10        0.11      0.15          0.16        0.13
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       0.46        1.79        0.57     (3.89)        (0.25)       1.73
                                        ----------  ----------  ----------  --------      --------    --------
       Total From Investment
         Operations....................       0.58        1.89        0.68     (3.74)        (0.09)       1.86
                                        ----------  ----------  ----------  --------      --------    --------
Less Distributions
   Net Investment Income...............      (0.12)      (0.10)      (0.13)    (0.16)        (0.14)      (0.07)
   Net Realized Gains..................         --          --          --        --         (0.18)         --
                                        ----------  ----------  ----------  --------      --------    --------
Total Distributions....................      (0.12)      (0.10)      (0.13)    (0.16)        (0.32)      (0.07)
                                        ----------  ----------  ----------  --------      --------    --------
Net Asset Value, End of Period......... $    10.28  $     9.82  $     8.03  $   7.48      $  11.38    $  11.79
                                        ==========  ==========  ==========  ========      ========    ========
Total Return...........................       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%     18.65%(C)
                                        ==========  ==========  ==========  ========      ========    ========
Net Assets, End of Period
  (thousands).......................... $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742    $403,312
Ratio of Expenses to Average Net
  Assets...............................       0.33%       0.33%       0.35%     0.34%(B)      0.34%       0.36%(B)(E)
                                        ----------  ----------  ----------  --------      --------    --------
Ratio of Expenses to Average Net
  Assets (Excluding Waiversand
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees)................................       0.33%       0.33%       0.35%     0.34%(B)      0.33%       0.39%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets...................       1.11%       1.13%       1.60%     1.66%(B)      1.29%       1.24%(B)(E)
Portfolio Turnover Rate................         10%         11%         11%       11%(C)        14%         24%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     U.S. SMALL CAP PORTFOLIO
                                       ---------------------------------------------------------------------------------
                                                                                  PERIOD
                                          YEAR        YEAR         YEAR          DEC. 1,            YEAR           YEAR
                                         ENDED       ENDED        ENDED          2007 TO           ENDED          ENDED
                                        OCT. 31,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                          2011        2010         2009            2008             2007           2006
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of
  Period ............................. $    19.06  $    14.89  $    13.35    $    20.64        $    22.46     $    20.75
                                       ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)....       0.18        0.13        0.06          0.14              0.21           0.17
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)......................       1.49        4.17        1.65         (6.08)            (0.66)          2.84
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations...................       1.67        4.30        1.71         (5.94)            (0.45)          3.01
                                       ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income..............      (0.18)      (0.13)      (0.17)        (0.17)            (0.21)         (0.13)
   Net Realized Gains.................         --          --          --         (1.18)            (1.16)         (1.17)
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions............      (0.18)      (0.13)      (0.17)        (1.35)            (1.37)         (1.30)
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period........ $    20.55  $    19.06  $    14.89    $    13.35        $    20.64     $    22.46
                                       ==========  ==========  ==========    ==========        ==========     ==========
Total Return..........................       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%        15.49%
                                       ==========  ==========  ==========    ==========        ==========     ==========
Net Assets, End of Period
  (thousands)......................... $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093     $3,297,199
Ratio of Expenses to Average Net
  Assets..............................       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)
Ratio of Net Investment Income to
  Average Net Assets..................       0.84%       0.76%       0.50%         0.86%(B)          0.95%          0.82%
Portfolio Turnover Rate...............         23%         19%         17%*         N/A               N/A            N/A

                                                                     U.S. MICRO CAP PORTFOLIO
                                       ---------------------------------------------------------------------------------
                                                                                  PERIOD
                                          YEAR        YEAR         YEAR          DEC. 1,            YEAR           YEAR
                                         ENDED       ENDED        ENDED          2007 TO           ENDED          ENDED
                                        OCT. 30,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                          2011        2010         2009            2008             2007           2006
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of
  Period ............................. $    12.25  $     9.57  $     9.19    $    14.80        $    16.83     $    15.91
                                       ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)....       0.09        0.06        0.03          0.10              0.14           0.10
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)......................       0.99        2.68        0.54         (4.32)            (0.69)          2.04
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations...................       1.08        2.74        0.57         (4.22)            (0.55)          2.14
                                       ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income..............      (0.09)      (0.06)      (0.19)        (0.13)            (0.13)         (0.08)
   Net Realized Gains.................         --          --          --         (1.26)            (1.35)         (1.14)
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions............      (0.09)      (0.06)      (0.19)        (1.39)            (1.48)         (1.22)
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period........ $    13.24  $    12.25  $     9.57    $     9.19        $    14.80     $    16.83
                                       ==========  ==========  ==========    ==========        ==========     ==========
Total Return..........................       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%        14.52%
                                       ==========  ==========  ==========    ==========        ==========     ==========
Net Assets, End of Period
  (thousands)......................... $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371     $4,824,003
Ratio of Expenses to Average Net
  Assets..............................       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net Investment Income to
  Average Net Assets..................       0.69%       0.58%       0.38%         0.91%(B)          0.89%          0.64%
Portfolio Turnover Rate...............         14%          9%         12%*         N/A               N/A            N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA REAL ESTATE SECURITIES PORTFOLIO
                                          ---------------------------------------------------------------------------
                                                                                  PERIOD
                                             YEAR        YEAR        YEAR        DEC. 1,          YEAR        YEAR
                                            ENDED       ENDED       ENDED        2007 TO         ENDED       ENDED
                                           OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,    NOV. 30,
                                             2011        2010        2009          2008           2007        2006
                                          ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, Beginning of Period..... $    21.24  $    15.29  $    16.16  $    27.20      $    33.80   $    25.75
                                          ----------  ----------  ----------  ----------      ----------   ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).......       0.40        0.58        0.58        0.64            0.62         0.64
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...........       1.93        5.92       (0.62)      (9.28)          (5.64)        8.84
                                          ----------  ----------  ----------  ----------      ----------   ----------
       Total From Investment
         Operations......................       2.33        6.50       (0.04)      (8.64)          (5.02)        9.48
                                          ----------  ----------  ----------  ----------      ----------   ----------
Less Distributions
   Net Investment Income.................      (0.32)      (0.55)      (0.83)      (0.30)          (0.70)       (1.02)
   Net Realized Gains....................         --          --          --       (2.10)          (0.88)       (0.41)
                                          ----------  ----------  ----------  ----------      ----------   ----------
       Total Distributions...............      (0.32)      (0.55)      (0.83)      (2.40)          (1.58)       (1.43)
                                          ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, End of Period........... $    23.25  $    21.24  $    15.29  $    16.16      $    27.20   $    33.80
                                          ==========  ==========  ==========  ==========      ==========   ==========
Total Return.............................      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%      38.23%
                                          ----------  ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period (thousands).... $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457   $2,837,026
Ratio of Expenses to Average Net
  Assets.................................       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)............................       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Net Investment Income to
  Average Net Assets.....................       1.76%       3.13%       4.54%       3.01%(B)        1.99%        2.25%
Portfolio Turnover Rate..................          3%          2%          2%         13%(C)          17%          10%

                                                               LARGE CAP INTERNATIONAL PORTFOLIO
                                          ---------------------------------------------------------------------------
                                                                                   PERIOD
                                              YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                             ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                              2011        2010        2009          2008          2007        2006
                                          ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period..... $    19.42   $    18.02  $    14.81  $    27.18      $    23.60  $    19.00
                                          ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).......       0.63         0.48        0.48        0.68            0.68        0.55
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...........      (1.53)        1.43        3.16      (12.06)           3.57        4.68
                                          ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment
         Operations......................      (0.90)        1.91        3.64      (11.38)           4.25        5.23
                                          ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income.................      (0.61)       (0.51)      (0.43)      (0.64)          (0.67)      (0.63)
   Net Realized Gains....................         --           --          --       (0.35)             --          --
                                          ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions...............      (0.61)       (0.51)      (0.43)      (0.99)          (0.67)      (0.63)
                                          ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period........... $    17.91   $    19.42  $    18.02  $    14.81      $    27.18  $    23.60
                                          ==========   ==========  ==========  ==========      ==========  ==========
Total Return.............................      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%      28.00%
                                          ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands).... $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180  $1,673,239
Ratio of Expenses to Average Net
  Assets.................................       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)............................       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Net Investment Income to
  Average Net Assets.....................       3.19%        2.65%       3.14%       3.18%(B)        2.62%       2.56%
Portfolio Turnover Rate..................          3%           7%         12%         12%(C)           5%          4%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       INTERNATIONAL CORE EQUITY PORTFOLIO
                                                    -------------------------------------------------------------------------
                                                                                             PERIOD
                                                        YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                                       ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                                      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                                        2011        2010        2009          2008          2007       2006
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, Beginning of Period............... $    10.78   $     9.79  $     7.46  $    14.35      $    12.82  $  10.07
                                                    ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A).................       0.33         0.23        0.23        0.37            0.35      0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (0.89)        0.96        2.32       (6.76)           1.54      2.71
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total From Investment Operations............      (0.56)        1.19        2.55       (6.39)           1.89      2.99
                                                    ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
   Net Investment Income...........................      (0.33)       (0.20)      (0.22)      (0.35)          (0.32)    (0.24)
   Net Realized Gains..............................         --           --          --       (0.15)          (0.04)       --
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total Distributions.........................      (0.33)       (0.20)      (0.22)      (0.50)          (0.36)    (0.24)
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period..................... $     9.89   $    10.78  $     9.79  $     7.46      $    14.35  $  12.82
                                                    ==========   ==========  ==========  ==========      ==========  ========
Total Return.......................................      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period (thousands).............. $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077
Ratio of Expenses to Average Net Assets............       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.48%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or
  Recovery of Previously...........................
Waived Fees and Fees Paid Indirectly)..............       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.46%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.96%        2.31%       2.84%       3.39%(B)        2.49%     2.35%
Portfolio Turnover Rate............................          3%           2%          5%          4%(C)           4%        2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                                                      PERIOD
                                                 YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                 2011        2010        2009          2008          2007        2006
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period........ $    16.14   $    13.99  $    10.07  $    20.80      $    19.43  $    16.19
                                             ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.40         0.28        0.28        0.44            0.43        0.36
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (0.83)        2.13        3.91       (9.55)           2.07        4.02
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....      (0.43)        2.41        4.19       (9.11)           2.50        4.38
                                             ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.50)       (0.26)      (0.27)      (0.45)          (0.46)      (0.36)
   Net Realized Gains.......................         --           --          --       (1.17)          (0.67)      (0.78)
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (0.50)       (0.26)      (0.27)      (1.62)          (1.13)      (1.14)
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    15.21   $    16.14  $    13.99  $    10.07      $    20.80  $    19.43
                                             ==========   ==========  ==========  ==========      ==========  ==========
Total Return................................      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%      28.51%
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209  $4,546,071
Ratio of Expenses to Average Net Assets
  (D).......................................       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees) (D)...............       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Net Investment Income to
  Average Net Assets........................       2.37%        1.94%       2.48%       2.90%(B)        2.03%       2.04%

                                                             JAPANESE SMALL COMPANY PORTFOLIO
                                             ---------------------------------------------------------------
                                                                              PERIOD
                                               YEAR      YEAR      YEAR      DEC. 1,        YEAR       YEAR
                                              ENDED     ENDED     ENDED      2007 TO       ENDED      ENDED
                                             OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,     NOV. 30,   NOV. 30,
                                               2011      2010      2009        2008         2007       2006
                                             --------  --------  --------  --------      --------   --------
Net Asset Value, Beginning of Period........ $  14.13  $  14.32  $  11.97  $  16.75      $  17.23   $  17.97
                                             --------  --------  --------  --------      --------   --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........     0.27      0.22      0.22      0.29          0.27       0.22
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............     1.08     (0.18)     2.39     (4.78)        (0.52)     (0.73)
                                             --------  --------  --------  --------      --------   --------
       Total From Investment Operations.....     1.35      0.04      2.61     (4.49)        (0.25)     (0.51)
                                             --------  --------  --------  --------      --------   --------
Less Distributions
   Net Investment Income....................    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
   Net Realized Gains.......................       --        --        --        --            --         --
                                             --------  --------  --------  --------      --------   --------
       Total Distributions..................    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
                                             --------  --------  --------  --------      --------   --------
Net Asset Value, End of Period.............. $  15.24  $  14.13  $  14.32  $  11.97      $  16.75   $  17.23
                                             ========  ========  ========  ========      ========   ========
Total Return................................     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%    (2.94)%
                                             --------  --------  --------  --------      --------   --------
Net Assets, End of Period (thousands)....... $163,120  $114,933  $114,058  $133,373      $199,080   $168,957
Ratio of Expenses to Average Net Assets
  (D).......................................     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees) (D)...............     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.58%
Ratio of Net Investment Income to
  Average Net Assets........................     1.74%     1.52%     1.68%     2.18%(B)      1.51%      1.19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                        -------------------------------------------------------------
                                                                                          PERIOD
                                                           YEAR      YEAR      YEAR      DEC. 1,      YEAR      YEAR
                                                          ENDED     ENDED     ENDED      2007 TO     ENDED     ENDED
                                                         OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,   NOV. 30,  NOV. 30,
                                                           2011      2010      2009        2008       2007      2006
                                                        --------   --------  --------  --------     --------  --------
Net Asset Value, Beginning of Period .................. $  25.64   $  20.59  $  11.67  $ 28.73      $  20.26  $ 15.28
                                                        --------   --------  --------  -------      --------  -------
Income From Investment Operations
   Net Investment Income (Loss)(A).....................     0.85       0.69      0.50     0.83          0.79     0.64
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................    (2.16)      4.99      8.95   (17.04)         8.43     4.92
                                                        --------   --------  --------  -------      --------  -------
       Total From Investment Operations................    (1.31)      5.68      9.45   (16.21)         9.22     5.56
                                                        --------   --------  --------  -------      --------  -------
Less Distributions
   Net Investment Income...............................    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)   (0.58)
   Net Realized Gains..................................       --         --        --       --            --       --
   Return of Capital...................................       --         --        --       --            --       --
                                                        --------   --------  --------  -------      --------  -------
       Total Distributions.............................    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)   (0.58)
                                                        --------   --------  --------  -------      --------  -------
Net Asset Value, End of Period......................... $  23.04   $  25.64  $  20.59  $ 11.67      $  28.73  $ 20.26
                                                        ========   ========  ========  =======      ========  =======
Total Return...........................................    (5.59)%    28.36%    84.11%  (57.94)%(C)    46.55%   37.52%
                                                        --------   --------  --------  -------      --------  -------
Net Assets, End of Period (thousands).................. $139,262   $131,511  $101,853  $64,044      $146,307  $71,537
Ratio of Expenses to Average Net Assets(D).............     0.60%      0.63%     0.65%    0.62%(B)      0.62%    0.64%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Expenses)(D)....................     0.60%      0.61%     0.65%    0.61%(B)      0.59%    0.64%
Ratio of Net Investment Income to Average Net Assets...     3.34%      3.14%     3.53%    3.85%(B)      3.13%    3.68%

                                                                  UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                        ---------------------------------------------------------
                                                                                       PERIOD
                                                          YEAR      YEAR     YEAR     DEC. 1,      YEAR     YEAR
                                                         ENDED     ENDED    ENDED     2007 TO     ENDED    ENDED
                                                        OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,   NOV. 30, NOV. 30,
                                                          2011      2010     2009       2008       2007     2006
                                                        --------  -------- -------- --------     -------- --------
Net Asset Value, Beginning of Period .................. $ 24.24   $ 19.83  $ 14.27  $ 31.29      $ 32.97  $ 24.65
                                                        -------   -------  -------  -------      -------  -------
Income From Investment Operations
   Net Investment Income (Loss)(A).....................    0.82      0.50     0.55     0.77         0.78     0.61
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................   (0.85)     4.41     5.44   (15.84)       (0.08)    9.61
                                                        -------   -------  -------  -------      -------  -------
       Total From Investment Operations................   (0.03)     4.91     5.99   (15.07)        0.70    10.22
                                                        -------   -------  -------  -------      -------  -------
Less Distributions
   Net Investment Income...............................   (0.77)    (0.50)   (0.43)   (0.72)       (1.03)   (0.68)
   Net Realized Gains..................................      --        --       --    (1.22)       (1.35)   (1.22)
   Return of Capital...................................      --        --       --    (0.01)          --       --
                                                        -------   -------  -------  -------      -------  -------
       Total Distributions.............................   (0.77)    (0.50)   (0.43)   (1.95)       (2.38)   (1.90)
                                                        -------   -------  -------  -------      -------  -------
Net Asset Value, End of Period......................... $ 23.44   $ 24.24  $ 19.83  $ 14.27      $ 31.29  $ 32.97
                                                        =======   =======  =======  =======      =======  =======
Total Return...........................................   (0.28)%   25.37%   42.81%  (50.97)%(C)    1.94%   44.15%
                                                        -------   -------  -------  -------      -------  -------
Net Assets, End of Period (thousands).................. $33,869   $33,751  $27,863  $25,883      $37,139  $31,808
Ratio of Expenses to Average Net Assets(D).............    0.60%     0.60%    0.61%    0.59%(B)     0.59%    0.60%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Expenses)(D)....................    0.62%     0.64%    0.70%    0.65%(B)     0.62%    0.67%
Ratio of Net Investment Income to Average Net Assets...    3.26%     2.39%    3.62%    3.41%(B)     2.28%    2.20%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   CONTINENTAL SMALL COMPANY PORTFOLIO
                                              --------------------------------------------------------------------------
                                                                                         PERIOD
                                                  YEAR         YEAR         YEAR        DEC. 1,         YEAR        YEAR
                                                 ENDED        ENDED        ENDED        2007 TO        ENDED       ENDED
                                                OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                  2011         2010         2009          2008          2007        2006
                                              --------     --------     --------     --------       --------     --------
Net Asset Value, Beginning of Period......... $  16.93     $  15.02     $  10.73     $ 22.95        $  20.47     $ 15.78
                                              --------     --------     --------     -------        --------     -------
Income From Investment Operations
  Net Investment Income (Loss)(A)............     0.39         0.27         0.28        0.52            0.40        0.31
  Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................    (2.20)        1.89         4.29      (11.32)           3.00        6.28
                                              --------     --------     --------     -------        --------     -------
     Total From Investment Operations........    (1.81)        2.16         4.57      (10.80)           3.40        6.59
                                              --------     --------     --------     -------        --------     -------
Less Distributions
  Net Investment Income......................    (0.46)       (0.25)       (0.28)      (0.45)          (0.38)      (0.34)
  Net Realized Gains.........................       --           --           --       (0.96)          (0.54)      (1.56)
  Return of Capital..........................       --           --           --       (0.01)             --          --
                                              --------     --------     --------     -------        --------     -------
     Total Distributions.....................    (0.46)       (0.25)       (0.28)      (1.42)          (0.92)      (1.90)
                                              --------     --------     --------     -------        --------     -------
Net Asset Value, End of Period............... $  14.66     $  16.93     $  15.02     $ 10.73        $  22.95     $ 20.47
                                              ========     ========     ========     =======        ========     =======
Total Return.................................   (11.09)%      14.85%       43.12%     (49.89)%(C)      16.99%      46.33%
                                              --------     --------     --------     -------        --------     -------
Net Assets, End of Period (thousands)........ $117,452     $128,106     $110,926     $93,988        $170,909     $90,261
Ratio of Expenses to Average Net Assets......     0.58%(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)     0.61%(D)    0.62%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)......     0.58%(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)    0.61%(D)
Ratio of Net Investment Income (Loss) to
  Average Net Assets.........................     2.25%        1.78%        2.39%       3.04%(B)        1.70%       1.78%
Portfolio Turnover Rate......................      N/A          N/A          N/A         N/A             N/A         N/A

                                                     DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                             -----------------------------------------------------------
                                                                                 PERIOD
                                                 YEAR       YEAR      YEAR      DEC. 1,          PERIOD
                                                ENDED      ENDED     ENDED      2007 TO     MARCH 1, 2007(a)
                                               OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,           TO
                                                 2011       2010      2009        2008       NOV. 30, 2007
                                             ----------   --------  --------  --------      ----------------
Net Asset Value, Beginning of Period........ $     5.58   $   5.24  $   4.18  $   9.35          $  10.00
                                             ----------   --------  --------  --------          --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.30       0.31      0.26      0.34              0.23
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (0.33)      0.58      0.91     (5.08)            (0.76)
                                             ----------   --------  --------  --------          --------
       Total From Investment Operations.....      (0.03)      0.89      1.17     (4.74)            (0.53)
                                             ----------   --------  --------  --------          --------
Less Distributions
   Net Investment Income....................      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
   Net Realized Gains.......................         --         --        --        --                --
   Return of Capital........................         --         --        --        --                --
                                             ----------   --------  --------  --------          --------
       Total Distributions..................      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
                                             ----------   --------  --------  --------          --------
Net Asset Value, End of Period.............. $     4.90   $   5.58  $   5.24  $   4.18          $   9.35
                                             ==========   ========  ========  ========          ========
Total Return................................      (0.43)%    18.96%    29.25%   (52.85)%(C)        (5.38)%(C)
                                             ----------   --------  --------  --------          --------
Net Assets, End of Period (thousands)....... $1,060,156   $958,554  $742,329  $394,480          $336,840
Ratio of Expenses to Average Net Assets.....       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Net Investment Income (Loss)
  to Average Net Assets.....................       5.73%      6.42%     6.40%     5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate.....................          7%         6%        5%        1%(C)             2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                             -----------------------------------------------
                                                                                         PERIOD
                                                 YEAR         YEAR         YEAR         JUNE 4,
                                                ENDED        ENDED        ENDED        2008(a) TO
                                               OCT. 31,     OCT. 31,     OCT. 31,       OCT. 31,
                                                 2011         2010         2009           2008
                                             --------     --------     --------     ----------
Net Asset Value, Beginning of Period........ $   8.28     $   6.75     $   6.04      $ 10.00
                                             --------     --------     --------      -------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........     0.41         0.40         0.19           --
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............     0.06         1.60         0.62        (3.96)
                                             --------     --------     --------      -------
       Total From Investment Operations.....     0.47         2.00         0.81        (3.96)
                                             --------     --------     --------      -------
Less Distributions
   Net Investment Income....................    (0.54)       (0.47)       (0.10)          --
   Net Realized Gains.......................       --           --           --           --
                                             --------     --------     --------      -------
       Total Distributions..................    (0.54)       (0.47)       (0.10)          --
                                             --------     --------     --------      -------
Net Asset Value, End of Period.............. $   8.21     $   8.28     $   6.75      $  6.04
                                             ========     ========     ========      =======
Total Return................................     6.17%       31.38%       13.81%      (39.60)%(C)
                                             --------     --------     --------      -------
Net Assets, End of Period (thousands)....... $869,348     $695,461     $432,502      $90,672
Ratio of Expenses to Average Net Assets.....     0.41%(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................     0.73%(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment Income to
  Average Net Assets........................     5.01%        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate.....................      N/A          N/A          N/A          N/A

                                                             DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                                                      PERIOD
                                                 YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                 2011        2010        2009          2008          2007        2006
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period........ $    16.16   $    14.92  $    10.82  $    22.05      $    21.71  $    17.57
                                             ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.34         0.24        0.26        0.52            0.46        0.36
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (0.98)        1.22        4.14       (9.60)           1.66        4.95
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....      (0.64)        1.46        4.40       (9.08)           2.12        5.31
                                             ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.38)       (0.22)      (0.24)      (0.58)          (0.53)      (0.38)
   Net Realized Gains.......................      (0.29)          --       (0.06)      (1.57)          (1.25)      (0.79)
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (0.67)       (0.22)      (0.30)      (2.15)          (1.78)      (1.17)
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    14.85   $    16.16  $    14.92  $    10.82      $    22.05  $    21.71
                                             ==========   ==========  ==========  ==========      ==========  ==========
Total Return................................      (4.39)%      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $7,459,144   $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067
Ratio of Expenses to Average Net Assets.....       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Net Investment Income to
  Average Net Assets........................       2.05%        1.57%       2.19%       3.22%(B)        2.03%       1.85%
Portfolio Turnover Rate.....................         16%          18%         22%         16%(C)          18%         14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                             ---------------------------------------
                                                                                PERIOD
                                                YEAR      YEAR      YEAR      AUGUST 14,
                                               ENDED     ENDED     ENDED      2008(a) TO
                                              OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                2011      2010      2009         2008
                                             --------   --------  --------  ----------
Net Asset Value, Beginning of Period........ $  10.28   $   9.22  $   6.74   $ 10.00
                                             --------   --------  --------   -------
Income From Investment Operations
   Net Investment Income (Loss) (A).........     0.29       0.18      0.17      0.06
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............    (0.87)      1.05      2.46     (3.32)
                                             --------   --------  --------   -------
       Total From Investment Operations.....    (0.58)      1.23      2.63     (3.26)
                                             --------   --------  --------   -------
Less Distributions
   Net Investment Income....................    (0.29)     (0.17)    (0.15)       --
   Net Realized Gains.......................    (0.07)        --        --        --
                                             --------   --------  --------   -------
       Total Distributions..................    (0.36)     (0.17)    (0.15)       --
                                             --------   --------  --------   -------
Net Asset Value, End of Period.............. $   9.34   $  10.28  $   9.22   $  6.74
                                             ========   ========  ========   =======
Total Return................................    (5.99)%    13.62%    39.52%   (32.60)%(C)
                                             --------   --------  --------   -------
Net Assets, End of Period (thousands)....... $410,580   $363,123  $262,544   $66,774
Ratio of Expenses to Average Net Assets.....     0.54%      0.54%     0.60%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................     0.54%      0.53%     0.59%     1.15%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets........................     2.73%      1.91%     2.31%     3.01%(B)(E)
Portfolio Turnover Rate.....................       10%         5%        8%        0%(C)

                                                WORLD EX U.S. VALUE PORTFOLIO
                                              ---------------------------------
                                                 YEAR          PERIOD
                                                ENDED     AUG. 23, 2010(a)
                                               OCT. 31,          TO
                                                 2011      OCT. 31, 2010
 Net Asset Value, Beginning of Period........ $ 11.35         $ 10.00
                                              -------         -------
 Income From Investment Operations
    Net Investment Income (Loss) (A).........    0.30            0.02
    Net Gains (Losses) on Securities
      (Realized and Unrealized)..............   (1.35)           1.33
                                              -------         -------
        Total From Investment Operations.....   (1.05)           1.35
                                              -------         -------
 Less Distributions
    Net Investment Income....................   (0.26)             --
    Net Realized Gains.......................   (0.08)             --
                                              -------         -------
        Total Distributions..................   (0.34)             --
                                              -------         -------
 Net Asset Value, End of Period.............. $  9.96         $ 11.35
                                              =======         =======
 Total Return................................   (9.59)%         13.50%(C)
                                              -------         -------
 Net Assets, End of Period (thousands)....... $47,165         $29,616
 Ratio of Expenses to Average Net Assets.....    0.60%D)         0.90%(B)(D)(E)
 Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of
   Previously Waived Fees and Fees Paid
   Indirectly)...............................    0.91%(D)        1.37%(B)(D)(E)
 Ratio of Net Investment Income to
   Average Net Assets........................    2.64%           0.76%(B)(E)
 Portfolio Turnover Rate.....................     N/A             N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      EMERGING MARKETS PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                                                      PERIOD
                                                 YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                 2011        2010        2009          2008          2007        2006
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period ....... $    30.90   $    25.23  $    17.05  $    35.23      $    25.40  $    19.89
                                             ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.61         0.48        0.42        0.70            0.64        0.48
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (2.53)        6.07        8.42      (16.85)           9.88        5.61
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....      (1.92)        6.55        8.84      (16.15)          10.52        6.09
                                             ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.53)       (0.46)      (0.41)      (0.69)          (0.53)      (0.58)
   Net Realized Gains.......................      (1.77)       (0.42)      (0.25)      (1.34)          (0.16)         --
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (2.30)       (0.88)      (0.66)      (2.03)          (0.69)      (0.58)
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    26.68   $    30.90  $    25.23  $    17.05      $    35.23  $    25.40
                                             ==========   ==========  ==========  ==========      ==========  ==========
Total Return................................      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990
Ratio of Expenses to Average Net
  Assets(D).................................       0.61%        0.60%       0.62%       0.60%(B)        0.60%       0.61%
Ratio of Net Investment Income to
  Average Net Assets........................       2.07%        1.76%       2.15%       2.59%(B)        2.12%       2.13%

                                                               EMERGING MARKETS SMALL CAP PORTFOLIO
                                             -----------------------------------------------------------------------
                                                                                     PERIOD
                                                 YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                                ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                                 2011        2010        2009         2008         2007       2006
                                             ----------   ----------  ----------  --------      ----------  --------
Net Asset Value, Beginning of Period ....... $    24.26   $    17.45  $     9.33  $  23.74      $    17.96  $  13.37
                                             ----------   ----------  ----------  --------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.42         0.34        0.26      0.44            0.31      0.30
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (3.67)        6.79        8.14    (12.95)           6.86      4.86
                                             ----------   ----------  ----------  --------      ----------  --------
       Total From Investment Operations.....      (3.25)        7.13        8.40    (12.51)           7.17      5.16
                                             ----------   ----------  ----------  --------      ----------  --------
Less Distributions
   Net Investment Income....................      (0.40)       (0.32)      (0.28)    (0.41)          (0.26)    (0.26)
   Net Realized Gains.......................      (0.76)          --          --     (1.49)          (1.13)    (0.31)
                                             ----------   ----------  ----------  --------      ----------  --------
       Total Distributions..................      (1.16)       (0.32)      (0.28)    (1.90)          (1.39)    (0.57)
                                             ----------   ----------  ----------  --------      ----------  --------
Net Asset Value, End of Period.............. $    19.85   $    24.26  $    17.45  $   9.33      $    23.74  $  17.96
                                             ==========   ==========  ==========  ========      ==========  ========
Total Return................................     (14.03)%      41.33%      91.35%   (57.00)%(C)      42.58%    39.95%
                                             ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period (thousands)....... $1,832,745   $1,833,038  $1,133,958  $547,329      $1,458,152  $838,948
Ratio of Expenses to Average Net
  Assets(D).................................       0.79%        0.78%       0.80%     0.77%(B)        0.78%     0.81%
Ratio of Net Investment Income to
  Average Net Assets........................       1.86%        1.70%       2.05%     2.61%(B)        1.48%     1.92%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES +
                                             -------------------------------------------------
                                               YEAR       YEAR      YEAR         PERIOD
                                              ENDED      ENDED     ENDED    JAN. 29, 2008(a)
                                             OCT. 31,   OCT. 31,  OCT. 31,         TO
                                               2011       2010      2009     OCT. 31, 2008
                                             --------   --------  --------  ----------------
Net Asset Value, Beginning of Period........ $ 36.35    $ 46.84   $ 85.43       $187.35
                                             -------    -------   -------       -------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........    0.20       0.56      0.56          3.93
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............   (5.45)      9.18     21.36        (92.36)
                                             -------    -------   -------       -------
       Total from Investment Operations.....   (5.25)      9.74     21.92        (88.43)
                                             -------    -------   -------       -------
Less Distributions
   Net Investment Income....................   (0.45)     (7.12)    (6.00)       (13.49)
   Net Realized Gains.......................   (1.63)    (13.11)   (54.52)           --
                                             -------    -------   -------       -------
       Total Distributions..................   (2.08)    (20.23)   (60.52)       (13.49)
                                             -------    -------   -------       -------
Net Asset Value, End of Period.............. $ 29.02    $ 36.35   $ 46.83       $ 85.43
                                             =======    =======   =======       =======
Total Return................................  (15.24)%    29.71%    78.29%       (50.51)%(C)
                                             -------    -------   -------       -------
Net Assets, End of Period (thousands)....... $78,157    $39,668   $ 5,082       $ 1,799
Ratio of Expenses to Average Net Assets
  (D).......................................    0.86%      0.86%     0.90%         0.92%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets........................    1.56%      1.39%     1.39%         3.35%(B)(E)

                                                       EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                             ------------------------------------------------------------------------------
                                                 YEAR          YEAR        YEAR         PERIOD          YEAR        YEAR
                                                ENDED         ENDED       ENDED      DEC. 1, 2007      ENDED       ENDED
                                               OCT. 31,      OCT. 31,    OCT. 31,         TO          NOV. 30,    NOV. 30,
                                                 2011          2010        2009      OCT. 31, 2008      2007        2006
                                             -----------   -----------  ----------  -------------    ----------  ----------
Net Asset Value, Beginning of Period........ $     36.27   $     28.90  $    19.36   $    45.85      $    31.26  $    22.86
                                             -----------   -----------  ----------   ----------      ----------  ----------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........        0.64          0.45        0.38         0.98            0.78        0.60
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       (5.72)         8.01       12.41       (25.48)          14.82        8.65
                                             -----------   -----------  ----------   ----------      ----------  ----------
       Total from Investment Operations.....       (5.08)         8.46       12.79       (24.50)          15.60        9.25
                                             -----------   -----------  ----------   ----------      ----------  ----------
Less Distributions
   Net Investment Income....................       (0.54)        (0.39)      (0.34)       (1.00)          (0.63)      (0.60)
   Net Realized Gains.......................       (1.63)        (0.70)      (2.91)       (0.99)          (0.38)      (0.25)
                                             -----------   -----------  ----------   ----------      ----------  ----------
       Total Distributions..................       (2.17)        (1.09)      (3.25)       (1.99)          (1.01)      (0.85)
                                             -----------   -----------  ----------   ----------      ----------  ----------
Net Asset Value, End of Period.............. $     29.02   $     36.27  $    28.90   $    19.36      $    45.85  $    31.26
                                             ===========   ===========  ==========   ==========      ==========  ==========
Total Return................................      (14.84)%       30.04%      78.59%      (55.65)%(C)      50.98%      41.55%
                                             -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $13,730,213   $11,542,870  $7,401,266   $3,735,580      $7,485,802  $4,283,696
Ratio of Expenses to Average Net Assets
  (D).......................................        0.61%         0.60%       0.62%        0.60%(B)        0.60%       0.63%
Ratio of Net Investment Income to
  Average Net Assets........................        1.88%         1.40%       1.76%        2.82%(B)        2.00%       2.22%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                    -------------------------------------------------------------------------
                                                                                             PERIOD
                                                        YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                                       ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                                      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                                        2011        2010        2009          2008          2007       2006
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, Beginning of Period............... $    21.31   $    16.49  $     9.88  $    21.20      $    15.13  $  11.54
                                                    ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A).................       0.43         0.30        0.25        0.43            0.35      0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (2.65)        4.81        6.56      (11.27)           6.10      3.54
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total From Investment Operations............      (2.22)        5.11        6.81      (10.84)           6.45      3.81
                                                    ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
   Net Investment Income...........................      (0.36)       (0.29)      (0.20)      (0.40)          (0.32)    (0.22)
   Net Realized Gains..............................         --           --          --       (0.08)          (0.06)       --
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total Distributions.........................      (0.36)       (0.29)      (0.20)      (0.48)          (0.38)    (0.22)
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period..................... $    18.73   $    21.31  $    16.49  $     9.88      $    21.20  $  15.13
                                                    ==========   ==========  ==========  ==========      ==========  ========
Total Return.......................................     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%    33.39%
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period (thousands).............. $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466  $822,136
Ratio of Expenses to Average Net Assets............       0.67%        0.65%       0.67%       0.65%(B)        0.65%     0.74%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees and Fees Paid
  Indirectly)......................................       0.68%        0.65%       0.67%       0.65%(B)        0.65%     0.72%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.04%        1.63%       2.03%       2.62%(B)        1.87%     2.02%
Portfolio Turnover Rate............................          1%           4%          6%          3%(C)           2%        6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which twenty-six (the "Portfolios") are included in this section of the report and the remaining thirty-four are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund.

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
FEEDER FUNDS                                 MASTER FUNDS                                        AT 10/31/11
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                          79%
Japanese Small Company Portfolio             The Japanese Small Company Series                        11%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                    15%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                   3%
Continental Small Company Portfolio          The Continental Small Company Series                      6%
Emerging Markets Portfolio                   The Emerging Markets Series                              95%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                    98%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                  98%

FUND OF FUNDS
-------------
International Small Company Portfolio        The Japanese Small Company Series                        89%
                                             The Asia Pacific Small Company Series                    85%
                                             The United Kingdom Small Company Series                  97%
                                             The Continental Small Company Series                     94%
                                             The Canadian Small Company Series                       100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                     17%
                                             DFA International Real Estate Securities Portfolio       33%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       --

   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity

Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of bid prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the year ended October 31, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              Enhanced U.S. Large Company Portfolio*....... 0.05%
              U.S. Targeted Value Portfolio*............... 0.10%
              U.S. Small Cap Value Portfolio*.............. 0.20%
              U.S. Core Equity 1 Portfolio................. 0.17%
              U.S. Core Equity 2 Portfolio................. 0.20%
              U.S. Vector Equity Portfolio................. 0.30%
              U.S. Small Cap Portfolio*.................... 0.03%
              U.S. Micro Cap Portfolio*.................... 0.10%
              DFA Real Estate Securities Portfolio......... 0.30%
              Large Cap International Portfolio............ 0.25%

              International Core Equity Portfolio.......... 0.35%
              DFA International Real Estate Securities
                Portfolio.................................. 0.35%
              DFA Global Real Estate Securities Portfolio.. 0.35% DFA International Small Cap Value Portfolio.. 0.65%
              International Vector Equity Portfolio........ 0.45%
              World ex U.S. Value Portfolio................ 0.47%
              Emerging Markets Core Equity Portfolio....... 0.55%

   For the year ended October 31, 2011, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              Enhanced U.S. Large Company Portfolio*....... 0.15%
              U.S. Large Cap Value Portfolio............... 0.15%
              U.S. Targeted Value Portfolio*............... 0.25%
              U.S. Small Cap Value Portfolio*.............. 0.30%
              U.S. Small Cap Portfolio*.................... 0.32%
              U.S. Micro Cap Portfolio*.................... 0.40%
              International Small Company Portfolio........ 0.40%
              Japanese Small Company Portfolio............. 0.40%
              Asia Pacific Small Company Portfolio......... 0.40%
              United Kingdom Small Company Portfolio....... 0.40%
              Continental Small Company Portfolio.......... 0.40%
              Emerging Markets Portfolio................... 0.40%
              Emerging Markets Small Cap Portfolio......... 0.45%
              Emerging Markets Value Portfolio............. 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                    PREVIOUSLY
                                                                    RECOVERY       WAIVED FEES/
                                                                 OF PREVIOUSLY   EXPENSES ASSUMED
                                                        EXPENSE   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                              LIMITS  EXPENSES ASSUMED     RECOVERY
--------------------------                              ------- ---------------- -----------------
U.S. Targeted Value Portfolio (1)......................  0.50%         --                 --
U.S. Core Equity 1 Portfolio (2).......................  0.23%         --                 --
U.S. Core Equity 2 Portfolio (2).......................  0.26%         --                 --
U.S. Vector Equity Portfolio (2).......................  0.36%         --                 --
International Core Equity Portfolio (2)................  0.49%         --                 --
International Small Company Portfolio (3)..............  0.45%         --                 --
Japanese Small Company Portfolio (3)...................  0.47%         --                 --
Asia Pacific Small Company Portfolio (3)...............  0.47%         --                 --
United Kingdom Small Company Portfolio (3).............  0.47%         --             $   42
Continental Small Company Portfolio (3)................  0.47%         --                 --
DFA International Real Estate Securities Portfolio (2).  0.65%         --                 --
DFA Global Real Estate Securities Portfolio (4)........  0.55%         --              4,924
International Vector Equity Portfolio (2)..............  0.60%         --                 --
World ex U.S. Value Portfolio (8)......................  0.60%         --                159
Emerging Markets Core Equity Portfolio (2).............  0.85%         --                 --

CLASS R1 SHARES
U.S. Targeted Value Portfolio (5)......................  0.62%         --                 --

CLASS R2 SHARES
U.S. Targeted Value Portfolio (6)......................  0.77%         --                 --
Emerging Markets Value Portfolio (7)...................  0.96%         --                 --

(1)The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(3)The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses (not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.
(5)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(6)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(7)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets, as listed above.
(8)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset the ("Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                           FEES PAID
                                                           INDIRECTLY
                                                           ----------
           Large Cap International Portfolio..............    $ 2
           International Core Equity Portfolio............      5
           DFA International Real Estate Securities
             Portfolio....................................      1
           DFA International Small Cap Value Portfolio....     10
           International Vector Equity Portfolio..........     --
           Emerging Markets Core Equity Portfolio.........      9

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio............. $  5
            U.S. Large Cap Value Portfolio....................  177
            U.S. Targeted Value Portfolio.....................   43
            U.S. Small Cap Value Portfolio....................  175
            U.S. Core Equity 1 Portfolio......................   57
            U.S. Core Equity 2 Portfolio......................  106
            U.S. Vector Equity Portfolio......................   34
            U.S. Small Cap Portfolio..........................   75
            U.S. Micro Cap Portfolio..........................   89
            DFA Real Estate Securities Portfolio..............   56
            Large Cap International Portfolio.................   40
            International Core Equity Portfolio...............  100
            International Small Company Portfolio.............  120
            Japanese Small Company Portfolio..................    4
            Asia Pacific Small Company Portfolio..............    3
            United Kingdom Small Company Portfolio............    1
            Continental Small Company Portfolio...............    3
            DFA International Real Estate Securities Portfolio   18
            DFA Global Real Estate Securities Portfolio.......    9

               DFA International Small Cap Value Portfolio. $192
               International Vector Equity Portfolio.......    7
               World ex U.S. Value Portfolio...............   --
               Emerging Markets Portfolio..................   56
               Emerging Markets Small Cap Portfolio........   29
               Emerging Markets Value Portfolio............  191
               Emerging Markets Core Equity Portfolio......   67

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                         U.S. GOVERNMENT    OTHER INVESTMENT
                                           SECURITIES          SECURITIES
                                        ----------------- ---------------------
                                        PURCHASES  SALES  PURCHASES    SALES
                                        --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio..  $74,684  $90,741 $  143,799 $  123,188
U.S. Targeted Value Portfolio..........       --       --    796,675    602,756
U.S. Small Cap Value Portfolio.........       --       --  1,020,457  1,408,030
U.S. Core Equity 1 Portfolio...........       --       --    833,527    158,473
U.S. Core Equity 2 Portfolio...........       --       --  1,048,284    482,452
U.S. Vector Equity Portfolio...........       --       --    409,464    186,551
U.S. Small Cap Portfolio...............       --       --  1,020,273    921,078
U.S. Micro Cap Portfolio...............       --       --    490,594    681,852
DFA Real Estate Securities Portfolio...       --       --    274,872     84,248
Large Cap International Portfolio......       --       --    275,848     50,963
International Core Equity Portfolio....       --       --  1,173,778    175,343
DFA International Real Estate
  Securities Portfolio.................       --       --    232,301     75,020
DFA International Small Cap Value
  Portfolio............................       --       --  1,523,493  1,337,433
International Vector Equity Portfolio..       --       --    129,781     42,491
Emerging Markets Core Equity Portfolio.       --       --  1,950,271     60,533

   For the year ended October 31, 2011, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                       ---------------------------------------------------------------------
                                                                                               DISTRIBUTIONS
                                       BALANCE AT BALANCE AT                                    OF REALIZED
AFFILIATED INVESTMENT COMPANIES        10/31/2010 10/31/2011 PURCHASES  SALES  DIVIDEND INCOME     GAINS
-------------------------------        ---------- ---------- --------- ------- --------------- -------------
DFA Real Estate Securities Portfolio..  $386,385   $520,990  $149,965  $51,387     $32,576          $--
DFA International Real Estate
  Securities Portfolio................   307,758    346,939   121,578   42,976       5,716           --

                                                           WORLD EX U.S. VALUE PORTFOLIO
                                       ---------------------------------------------------------------------
                                                                                               DISTRIBUTIONS
                                       BALANCE AT BALANCE AT                                    OF REALIZED
AFFILIATED INVESTMENT COMPANY          10/31/2010 10/31/2011 PURCHASES  SALES  DIVIDEND INCOME     GAINS
-----------------------------          ---------- ---------- --------- ------- --------------- -------------
DFA International Small Cap Value
  Portfolio...........................  $  2,692   $  3,724  $  2,463  $   889     $    80          $48

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, gains on securities distributed in-kind to redeeming shareholders, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............    $     (1)       $    515      $    (514)
U.S. Large Cap Value Portfolio.....................          --              (2)             2
U.S. Targeted Value Portfolio......................       2,688          (1,339)        (1,349)
U.S. Small Cap Value Portfolio.....................      17,012          (5,083)       (11,929)
U.S. Core Equity 1 Portfolio.......................          --              (3)             3
U.S. Core Equity 2 Portfolio.......................       5,929          (5,931)             2
U.S. Vector Equity Portfolio.......................          --              (1)             1
U.S. Small Cap Portfolio...........................     133,007          (3,445)      (129,562)
U.S. Micro Cap Portfolio...........................         (16)             18             (2)
DFA Real Estate Securities Portfolio...............       8,423          (9,365)           942
Large Cap International Portfolio..................          --             456           (456)
International Core Equity Portfolio................       4,661          (2,525)        (2,136)
International Small Company Portfolio..............      14,910           7,312        (22,222)
Japanese Small Company Portfolio...................     (19,912)             22         19,890
Asia Pacific Small Company Portfolio...............          --           2,514         (2,514)
United Kingdom Small Company Portfolio.............          --               1             (1)
Continental Small Company Portfolio................          --             (34)            34
DFA International Real Estate Securities Portfolio.       3,681          (1,734)        (1,947)
DFA Global Real Estate Securities Portfolio........         359            (359)            --
DFA International Small Cap Value Portfolio........      13,407          (2,270)       (11,137)
International Vector Equity Portfolio..............         690             (98)          (592)
World ex U.S. Value Portfolio......................          --              (3)             3
Emerging Markets Portfolio.........................       8,187          (3,858)        (4,329)
Emerging Markets Small Cap Portfolio...............       5,540          (3,994)        (1,546)
Emerging Markets Value Portfolio...................      17,436         (13,822)        (3,614)
Emerging Markets Core Equity Portfolio.............       3,697          (7,747)         4,050

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
Enhanced U.S. Large Company Portfolio
2010.....................................    $  1,589            --    $  1,589
2011.....................................         270            --         270

U.S. Large Cap Value Portfolio
2010.....................................     116,599            --     116,599
2011.....................................     117,051            --     117,051

U.S. Targeted Value Portfolio
2010.....................................      12,576       $     7      12,583
2011.....................................      19,648         6,119      25,767

U.S. Small Cap Value Portfolio
2010.....................................      25,747            --      25,747
2011.....................................      47,016        11,920      58,936

U.S. Core Equity 1 Portfolio
2010.....................................      31,326            --      31,326
2011.....................................      49,822            --      49,822

U.S. Core Equity 2 Portfolio
2010.....................................      53,941            --      53,941
2011.....................................      84,798            --      84,798

U.S. Vector Equity Portfolio
2010.....................................      14,799            --      14,799
2011.....................................      19,719            --      19,719

U.S. Small Cap Portfolio
2010.....................................      21,528            --      21,528
2011.....................................      36,302         2,974      39,276

U.S. Micro Cap Portfolio
2010.....................................      17,526            --      17,526
2011.....................................      23,667            --      23,667

DFA Real Estate Securities Portfolio
2010.....................................      70,908            --      70,908
2011.....................................      40,246            --      40,246

Large Cap International Portfolio
2010.....................................      40,390            --      40,390
2011.....................................      54,107            --      54,107

International Core Equity Portfolio
2010.....................................      83,173            --      83,173
2011.....................................     165,946            --     165,946

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
 International Small Company Portfolio
 2010....................................    $ 84,604            --    $ 84,604
 2011....................................     188,546      $  5,851     194,397

 Japanese Small Company Portfolio
 2010....................................       1,845            --       1,845
 2011....................................       2,305            --       2,305

 Asia Pacific Small Company Portfolio
 2010....................................       3,162            --       3,162
 2011....................................       6,964            --       6,964

 United Kingdom Small Company Portfolio
 2010....................................         694            --         694
 2011....................................       1,071            --       1,071

 Continental Small Company Portfolio
 2010....................................       1,863            --       1,863
 2011....................................       3,562            --       3,562

 DFA International Real Estate
   Securities Portfolio
 2010....................................      79,025            --      79,025
 2011....................................     107,338            --     107,338

 DFA Global Real Estate Securities
   Portfolio
 2010....................................      30,971            --      30,971
 2011....................................      41,782            --      41,782

 DFA International Small Cap Value
   Portfolio
 2010....................................     108,095         6,990     115,085
 2011....................................     190,869       143,816     334,685

 International Vector Equity Portfolio
 2010....................................       5,534            54       5,588
 2011....................................      12,224         2,659      14,883

 World ex U.S. Value Portfolio
 2010....................................          --            --          --
 2011....................................       1,025           195       1,220

 Emerging Markets Portfolio
 2010....................................      40,081        42,220      82,301
 2011....................................      45,589       141,595     187,184

 Emerging Markets Small Cap Portfolio
 2010....................................      22,951         1,637      24,588
 2011....................................      36,754        61,095      97,849

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                        -------------- ------------- --------
Emerging Markets Value Portfolio
2010...................................    $190,697      $142,234    $332,931
2011...................................     302,552       486,583     789,135

Emerging Markets Core Equity Portfolio
2010...................................      48,768            --      48,768
2011...................................      89,989            --      89,989

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                           NET INVESTMENT
                                               INCOME
                                           AND SHORT-TERM   LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                           -------------- ------------- -------
U.S. Targeted Value Portfolio.............    $ 1,341        $ 1,350    $ 2,691
U.S. Small Cap Value Portfolio............      5,092         11,920     17,012
U.S. Core Equity 2 Portfolio..............      5,929             --      5,929
U.S. Small Cap Portfolio..................      3,506          2,974      6,480
International Core Equity Portfolio.......      4,661             --      4,661
International Small Company Portfolio.....      9,060          5,851     14,911
DFA Global Real Estate Securities
  Portfolio...............................        359             --        359
DFA International Small Cap Value
  Portfolio...............................      8,128          5,279     13,407
International Vector Equity Portfolio.....        450            240        690
Emerging Markets Portfolio................      2,733          5,454      8,187
Emerging Markets Small Cap Portfolio......      2,804          2,736      5,540
Emerging Markets Value Portfolio..........     10,139          7,297     17,436
Emerging Markets Core Equity Portfolio....      3,697             --      3,697

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                               TOTAL NET
                                       NET INVESTMENT                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                         SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                       -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio.    $ 1,607             --    $   (71,081)  $   (69,474)
U.S. Large Cap Value Portfolio........     20,925             --     (1,650,834)   (1,629,909)
U.S. Targeted Value Portfolio.........      3,325        $19,803             --        23,128
U.S. Small Cap Value Portfolio........      6,678         89,307             --        95,985
U.S. Core Equity 1 Portfolio..........      8,624             --        (49,208)      (40,584)
U.S. Core Equity 2 Portfolio..........      8,232             --        (15,761)       (7,529)
U.S. Vector Equity Portfolio..........      3,841             --        (36,502)      (32,661)
U.S. Small Cap Portfolio..............      2,512             --             --         2,512
U.S. Micro Cap Portfolio..............      4,373             --        (34,914)      (30,541)
DFA Real Estate Securities Portfolio..     14,586             --       (212,742)     (198,156)
Large Cap International Portfolio.....      8,108             --       (181,257)     (173,149)

                                                    UNDISTRIBUTED                               TOTAL NET
                                                    NET INVESTMENT                            DISTRIBUTABLE
                                                      INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                      SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                    CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                    -------------- ------------- ------------ -------------
International Core Equity Portfolio................    $26,139             --     $ (53,177)    $ (27,038)
International Small Company Portfolio..............     50,896       $108,303            --       159,199
Japanese Small Company Portfolio...................      1,390             --       (72,071)      (70,681)
Asia Pacific Small Company Portfolio...............      4,771             --       (26,779)      (22,008)
United Kingdom Small Company Portfolio.............        376             --        (1,867)       (1,491)
Continental Small Company Portfolio................        261             --       (26,020)      (25,759)
DFA International Real Estate Securities Portfolio.     42,778             --      (156,223)     (113,445)
DFA Global Real Estate Securities Portfolio........      1,187             --        (1,091)           96
DFA International Small Cap Value Portfolio........     61,105        126,205            --       187,310
International Vector Equity Portfolio..............      2,376          6,466            --         8,842
World ex U.S. Value Portfolio......................        211             --        (5,989)       (5,778)
Emerging Markets Portfolio.........................      6,198         90,266            --        96,464
Emerging Markets Small Cap Portfolio...............      7,896         37,075            --        44,971
Emerging Markets Value Portfolio...................     52,913        189,045            --       241,958
Emerging Markets Core Equity Portfolio.............     18,379             --       (33,524)      (15,145)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2012   2013   2014   2015   2016      2017     2018    2019     TOTAL
                                   ------ ------ ------ ------ ------- ---------- ------- ------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     --     -- $71,081         --      --      -- $   71,081
U.S. Large Cap Value Portfolio....     --     --     --     --      -- $1,650,834      --      --  1,650,834
U.S. Core Equity 1 Portfolio......     --     --     --     --      --     49,208      --      --     49,208
U.S. Core Equity 2 Portfolio......     --     --     --     --      --     15,761      --      --     15,761
U.S. Vector Equity Portfolio......     --     --     --     --      --     36,502      --      --     36,502
U.S. Micro Cap Portfolio..........     --     --     --     --      --     34,914      --      --     34,914
DFA Real Estate Securities
  Portfolio.......................     --     --     --     --  82,044     62,969 $44,388 $23,341    212,742
Large Cap International Portfolio.     --     --     --     --  19,004    135,393  14,311  12,549    181,257
International Core Equity
  Portfolio.......................     --     --     --     --      --     53,176      --      --     53,176
Japanese Small Company
  Portfolio....................... $3,801 $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543     72,071
Asia Pacific Small Company
  Portfolio.......................     --     --     --     --  18,518      8,261      --      --     26,779
United Kingdom Small Company
  Portfolio.......................     --     --     --     --      --      1,867      --      --      1,867
Continental Small Company
  Portfolio.......................     --     --     --     --  13,544      7,224   5,252      --     26,020
DFA International Real Estate
  Securities Portfolio............     --     --     --     46  13,446     34,576  38,689  69,466    156,223
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --     --      --         --   1,091      --      1,091
World ex U.S. Value Portfolio.....     --     --     --     --      --         --      --   5,989      5,989
Emerging Markets Core Equity
  Portfolio.......................     --     --     --     --   7,080     26,445      --      --     33,525

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                Enhanced U.S. Large Company Portfolio. $ 12,074
                U.S. Large Cap Value Portfolio........  292,231
                U.S. Small Cap Value Portfolio........  111,515
                U.S. Core Equity 1 Portfolio..........   31,942
                U.S. Core Equity 2 Portfolio..........   69,082
                U.S. Vector Equity Portfolio..........   47,040

             U.S. Small Cap Portfolio.................... $202,569
             U.S. Micro Cap Portfolio....................  234,276
             International Core Equity Portfolio.........   26,375
             International Small Company Portfolio.......   75,782
             Asia Pacific Small Company Portfolio........    6,585
             United Kingdom Small Company Portfolio......    1,012
             Continental Small Company Portfolio.........    3,415
             DFA Global Real Estate Securities Portfolio.    1,664
             Emerging Markets Core Equity Portfolio......   20,133

   For the year ended October 31, 2011, Japanese Small Company Portfolio had capital loss carryforward expirations of $19,912 (in thousands).

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                             ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio....... $   172,868  $    1,695   $      (151)    $    1,544
U.S. Large Cap Value Portfolio..............   5,970,538   1,710,653      (339,701)     1,370,952
U.S. Targeted Value Portfolio...............   2,749,718     459,698      (208,835)       250,863
U.S. Small Cap Value Portfolio..............   7,373,740   1,540,016    (1,291,049)       248,967
U.S. Core Equity 1 Portfolio................   3,945,152     645,470      (352,182)       293,288
U.S. Core Equity 2 Portfolio................   6,601,298   1,065,896      (769,739)       296,157
U.S. Vector Equity Portfolio................   2,137,916     336,665      (290,690)        45,975
U.S. Small Cap Portfolio....................   4,430,869     929,661      (534,037)       395,624
U.S. Micro Cap Portfolio....................   3,606,245   1,035,410      (703,848)       331,562
DFA Real Estate Securities Portfolio........   3,271,091     945,600      (282,378)       663,222
Large Cap International Portfolio...........   1,845,312     352,176      (281,771)        70,405
International Core Equity Portfolio.........   6,606,103     661,747    (1,142,115)      (480,368)
International Small Company Portfolio.......   5,916,085   1,047,515    (1,136,036)       (88,521)
Japanese Small Company Portfolio............     228,944      72,142      (137,901)       (65,759)
Asia Pacific Small Company Portfolio........     137,887      69,704       (68,285)         1,419
United Kingdom Small Company Portfolio......      32,713      62,603       (61,441)         1,162
Continental Small Company Portfolio.........     121,007      78,934       (82,446)        (3,512)
DFA International Real Estate Securities
 Portfolio..................................   1,355,986     (15,623)     (170,091)      (185,714)
DFA Global Real Estate Securities Portfolio.     728,335     140,678            --        140,678
DFA International Small Cap Value Portfolio.   8,888,974   1,160,025    (2,099,731)      (939,706)
International Vector Equity Portfolio.......     417,330      77,153       (43,853)        33,300
World ex U.S. Value Portfolio...............      45,578       1,450          (111)         1,339
Emerging Markets Portfolio..................   1,351,774   1,064,291      (102,191)       962,100
Emerging Markets Small Cap Portfolio........   1,554,300     454,185      (175,017)       279,168
Emerging Markets Value Portfolio............  13,611,504   2,312,639    (2,110,636)       202,003
Emerging Markets Core Equity Portfolio......   5,414,914   1,068,217      (552,379)       515,838

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

   Certain prior year balances have been reclassified to conform with current year presentation. Such reclassifications impacted the paid-in capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statements of assets and liabilities of International Small Company Portfolio and Emerging Markets Value Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               YEAR                  YEAR
                                                               ENDED                 ENDED
                                                           OCT. 31, 2011         OCT. 31, 2010
                                                       --------------------  --------------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO

Class R1 Shares
   Shares Issued...................................... $     9,612      586  $     7,401      778
   Shares Issued in Lieu of Cash Distributions........         362       23          312       35
   Shares Redeemed....................................      (7,533)    (462)      (5,936)    (632)
   Shares Reduced by Reverse Stock Split..............          --       (2)          --   (1,314)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $     2,441      145  $     1,777   (1,133)
                                                       ===========  =======  ===========  =======
Class R2 Shares
   Shares Issued...................................... $     9,524      636  $     5,859      572
   Shares Issued in Lieu of Cash Distributions........          56        4           29        3
   Shares Redeemed....................................      (5,191)    (324)      (3,559)    (360)
   Shares Reduced by Reverse Stock Split..............          --       (7)          --     (159)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     4,389      309  $     2,329       56
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $   905,224   55,728  $   897,844   63,857
   Shares Issued in Lieu of Cash Distributions........      20,970    1,322       11,187      862
   Shares Redeemed....................................    (731,188) (45,320)    (512,167) (37,960)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   195,006   11,730  $   396,864   26,759
                                                       ===========  =======  ===========  =======
EMERGING MARKETS VALUE PORTFOLIO

Class R2 Shares
   Shares Issued...................................... $    95,176    3,360  $    34,637   18,214
   Shares Issued in Lieu of Cash Distributions........       2,336       68        6,798    3,947
   Shares Redeemed....................................     (50,507)  (1,599)      (6,985)  (3,724)
   Shares Reduced by Conversion of Shares.............          --  (19,608)          --       --
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    47,005  (17,779) $    34,450   18,437
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $ 6,396,694  187,544  $ 3,313,583  103,334
   Shares Issued in Lieu of Cash Distributions........     709,030   20,853      265,972    8,765
   Shares Redeemed....................................  (1,754,714) (53,557)  (1,555,298) (49,938)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 5,351,010  154,840  $ 2,024,257   62,161
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At October 31, 2011, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT CURRENCY                      CONTRACT      VALUE AT      EXCHANGE
DATE        AMOUNT  CURRENCY SOLD         AMOUNT   OCTOBER 31, 2011 GAIN (LOSS)
---------- -------- -------------        --------  ---------------- -----------
 11/22/11  (17,566) Canadian Dollars     $(17,392)     $(17,615)       $(223)
 11/22/11   (3,283) UK Pound Sterling      (5,197)       (5,277)         (80)
 11/22/11   (1,641) Euro                   (2,272)       (2,270)           2
                                         --------      --------        -----
                                         $(24,861)     $(25,162)       $(301)
                                         ========      ========        =====

* During the year ended October 31, 2011, the Portfolio's average cost basis contract amount of forward currency contracts was $(43,328) (in thousands).

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2011, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                    EXPIRATION NUMBER OF  CONTRACT UNREALIZED
                                   DESCRIPTION         DATE    CONTRACTS*  VALUE   GAIN (LOSS)
                               -------------------- ---------- ---------- -------- -----------
Enhanced U.S. Large Company
  Portfolio................... S&P 500 Index(R)     12/16/2011    528     $164,908   $9,412
U.S. Small Cap Value Portfolio Russell 2000(R) Mini 12/16/2011    250       18,483      536

   Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2011, Enhanced U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $158,696 (in thousands). During the year ended October 31, 2011, U.S. Small Cap Value Portfolio had limited activity in futures contracts.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the year ended October 31, 2011.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2011:

                               LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           --------------------------------------------------
  DERIVATIVE TYPE             ASSET DERIVATIVES        LIABILITY DERIVATIVES
  ---------------          ------------------------   -----------------------
  Foreign exchange         Unrealized Gain on         Unrealized Loss on
    contracts              Forward Currency           Forward Currency
                           Contracts                  Contracts

  Equity contracts         Payables: Futures
                           Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                                   ------------------------
                                    TOTAL VALUE     FOREIGN
                                         AT         EXCHANGE       EQUITY
                                    OCT. 31, 2011  CONTRACTS      CONTRACTS
                                    -------------  ---------      ---------
Enhanced U.S. Large Company
  Portfolio........................    $9,414           $2        $9,412*
U.S. Small Cap Value Portfolio.....       536           --           536*

                                                   LIABILITY DERIVATIVES VALUE
                                                   ---------------------------
                                    TOTAL VALUE     FOREIGN
                                         AT         EXCHANGE       EQUITY
                                    OCT. 31, 2011  CONTRACTS      CONTRACTS
                                    -------------  ---------      ---------
Enhanced U.S. Large Company
Portfolio..........................    $(303)       $(303)             --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2011 (amounts in thousands):

                             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED
 DERIVATIVE TYPE                                 IN INCOME
 ---------------             -------------------------------------------------
 Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency
                             Transactions Change in Unrealized Appreciation
                             (Depreciation) of: Translation of Foreign
                             Currency Denominated Amounts

 Equity contracts            Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2011 (amounts in thousands):

                                                 REALIZED GAIN (LOSS)
                                                    ON DERIVATIVES
                                                 RECOGNIZED IN INCOME
                                                 --------------------
                                                         FOREIGN
                                                        EXCHANGE    EQUITY
                                              TOTAL     CONTRACTS  CONTRACTS
                                              -------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $12,138      $(653)    $12,791
      U.S. Targeted Value Portfolio*........   1,751         --       1,751
      U.S. Small Cap Value Portfolio........    (825)        --        (825)
      U.S. Small Cap Portfolio*.............     929         --         929

                                                 CHANGE IN UNREALIZED
                                             APPRECIATION (DEPRECIATION) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                             --------------------------------
                                                         FOREIGN
                                                        EXCHANGE    EQUITY
                                              TOTAL     CONTRACTS  CONTRACTS
                                              -------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $(1,123)     $(128)    $  (995)
      U.S. Small Cap Value Portfolio........     536         --         536

* As of October 31, 2011, there were no futures contracts outstanding. During the year ended October 31, 2011, the Portfolio had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                             ------------- ------------ ------------ -------- ---------------
DFA Global Real Estate Securities Portfolio.     1.93%        $4,770         1          --        $4,770

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.84%       $ 7,444         31        $ 5        $28,441
U.S. Small Cap Value Portfolio.....................     0.87%         4,930         12          1         32,648
U.S. Core Equity 1 Portfolio.......................     0.83%         9,112          2         --         10,178
U.S. Core Equity 2 Portfolio.......................     0.91%         3,840          6          1          7,690
U.S. Vector Equity Portfolio.......................     0.90%         8,110          1         --          8,110
U.S. Small Cap Portfolio...........................     0.88%         4,034         12          1         11,611
U.S. Micro Cap Portfolio...........................     0.86%         5,967         17          2         15,925
DFA Real Estate Securities Portfolio...............     0.91%         3,458         12          1         14,265
Large Cap International Portfolio..................     0.87%         1,966         11          1          3,454
International Core Equity Portfolio................     0.84%         5,682          7          1          9,358
International Small Company Portfolio..............     0.87%         6,458         32          5         18,979
DFA International Real Estate Securities Portfolio.     0.93%        11,492         11          3         19,502
DFA Global Real Estate Securities Portfolio........     0.94%         5,275         19          3         32,769
DFA International Small Cap Value Portfolio........     0.90%         3,280         28          2         13,459
International Vector Equity Portfolio..............     0.85%         1,172         14         --          2,275
World ex U.S. Value Portfolio......................     0.85%            47          5         --            134
Emerging Markets Core Equity Portfolio.............     0.89%         4,819         16          2         10,646

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

   At October 31, 2011, U.S. Core Equity 2 Portfolio and International Small Company Portfolio had loans outstanding in the amounts of $2,097 and $2,643 (in thousands), respectively.

J. SECURITIES LENDING:

   As of October 31, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $141,140 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2010, U.S. Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $56,505 (amount in thousands).

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

O. OTHER:

   At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 Enhanced U.S. Large Company Portfolio --
   Institutional Class Shares......................      2             67%
 U.S. Large Cap Value Portfolio -- Institutional
   Class Shares....................................      3             76%
 U.S. Targeted Value Portfolio -- Class R1 Shares..      1             94%
 U.S. Targeted Value Portfolio -- Class R2 Shares..      3             81%
 U.S. Targeted Value Portfolio -- Institutional
   Class Shares....................................      2             58%
 U.S. Small Cap Value Portfolio -- Institutional
   Class Shares....................................      2             52%
 U.S. Core Equity 1 Portfolio -- Institutional
   Class Shares....................................      3             66%
 U.S. Core Equity 2 Portfolio -- Institutional
   Class Shares....................................      3             64%
 U.S. Vector Equity Portfolio -- Institutional
   Class Shares....................................      4             87%
 U.S. Small Cap Portfolio -- Institutional Class
   Shares..........................................      3             53%
 U.S. Micro Cap Portfolio -- Institutional Class
   Shares..........................................      2             56%
 DFA Real Estate Securities Portfolio --
   Institutional Class Shares......................      3             73%
 Large Cap International Portfolio --
   Institutional Class Shares......................      2             71%
 International Core Equity Portfolio --
   Institutional Class Shares......................      2             60%
 International Small Company Portfolio --
   Institutional Class Shares......................      2             46%
 Japanese Small Company Portfolio -- Institutional
   Class Shares....................................      4             71%
 Asia Pacific Small Company Portfolio --
   Institutional Class Shares......................      3             79%
 United Kingdom Small Company Portfolio --
   Institutional Class Shares......................      2             86%
 Continental Small Company Portfolio --
   Institutional Class Shares......................      4             88%
 DFA International Real Estate Securities
   Portfolio -- Institutional Class Shares ........      3             82%
 DFA Global Real Estate Securities Portfolio --
   Institutional Class Shares......................      3             92%
 DFA International Small Cap Value Portfolio --
   Institutional Class Shares......................      2             48%
 International Vector Equity Portfolio --
   Institutional Class Shares......................      3             85%

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 World ex U.S. Value Portfolio -- Institutional
   Class Shares....................................      4             89%
 Emerging Markets Portfolio -- Institutional Class
   Shares..........................................      3             67%
 Emerging Markets Small Cap Portfolio --
   Institutional Class Shares......................      2             38%
 Emerging Markets Value Portfolio -- Class R2
   Shares..........................................      1             70%
 Emerging Markets Value Portfolio -- Institutional
   Class Shares....................................      2             29%
 Emerging Markets Core Equity Portfolio --
   Institutional Class Shares......................      2             57%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio and World ex U.S. Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHART

DFA COMMODITY STRATEGY PORTFOLIO VS.
DOW JONES-UBS COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                      DOW JONES-
               DFA        UBS
            COMMODITY  COMMODITY
            STRATEGY  INDEX TOTAL
            PORTFOLIO   RETURN
            --------- -----------
11/9/2010   10,000.00  10,000.00
11/30/2010   9,480.00   9,414.11
12/31/2010  10,464.22  10,420.39
1/31/2011   10,584.27  10,524.91
2/28/2011   10,804.36  10,663.61
3/31/2011   11,009.50  10,883.77
4/30/2011   11,439.87  11,260.68
5/31/2011   10,889.40  10,691.09
6/30/2011   10,337.47  10,151.81
7/31/2011   10,678.04  10,452.48
8/31/2011   10,788.23  10,556.86
9/30/2011    9,186.71   9,001.31
10/31/2011   9,798.49   9,597.04

                                            FROM
                            TOTAL RETURN  11/9/2010
                            ------------  ---------
                                            -2.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

COMMODITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2011

   During the period from the Portfolio's inception on November 9, 2010, through fiscal year end, October 31, 2011, commodities initially experienced a period of strong growth erased by sharp drops at both the end of April and September. The commodities market suffered from a troubled Eurozone, a Japanese earthquake, and a series of poor U.S. economic reports. The energy sector, driven by a distressed natural gas market, ended the period slightly negative. The precious metals sector overcame shocks from increases in initial margin requirements on futures contracts to end the period with positive double-digit returns. Wheat dropped dramatically as the global supply levels recovered from a Russian drought and cotton fell from record highs as supplies grew on lowered demand from Chinese manufacturers. The livestock sector produced single digit positive returns.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in a universe of allowable commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments.The portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely-defined maturity ranges and credit quality characteristics then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will focus investment in that longer-term area; otherwise, the Portfolio will focus investment in the short-term range of the eligible maturity range.

   From the Portfolio's inception on November 9, 2010, through October 31, 2011, the total return for the Portfolio was -2.02% and -4.03% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 19 commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period range from -31% (wheat) to +26% (unleaded gas). While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component had a duration of 1.67 years at October 31, 2011. Starting with the first full month the average allocation during the period of the Portfolio was approximately 71% in U.S. and foreign corporate securities, 16% in U.S. government and U.S. government agency securities, 10% in foreign government securities and 3% in supranational securities. The Portfolio's outperformance was primarily due to the structure of the swap contracts in combination with the duration of the fixed income assets. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES


                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/11  10/31/11    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  856.53    0.42%    $1.97
     Hypothetical 5% Annual Return. $1,000.00 $1,023.09    0.42%    $2.14
--------
* DFA Commodity Strategy Portfolio commenced operations on November 9, 2010. The Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   Corporate..........................  47.3%
                   Government.........................  10.9%
                   Foreign Corporate..................  22.3%
                   Foreign Government.................  16.5%
                   Supranational......................   3.0%
                                                       -----
                                                       100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (84.7%)
AUSTRALIA -- (2.2%)
BHP Billiton Finance USA, Ltd.
(u) 5.125%, 03/29/12.......................................    525  $   534,730
(u) 5.500%, 04/01/14.......................................    960    1,064,914
Telstra Corp., Ltd.
(u) 6.375%, 04/01/12.......................................  1,250    1,276,694
Westpac Banking Corp., Ltd.
(u) 2.250%, 11/19/12.......................................  2,000    2,029,342
                                                                    -----------
TOTAL AUSTRALIA............................................           4,905,680
                                                                    -----------
AUSTRIA -- (0.9%)
Oesterreichische Kontrollbank AG
(u) 1.375%, 01/21/14.......................................  2,000    2,028,118
                                                                    -----------
CANADA -- (9.7%)
Bank of Nova Scotia
(u) 2.375%, 12/17/13.......................................  2,000    2,064,346
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................  1,150    1,204,506
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    625      657,532
Encana Corp.
(u) 4.750%, 10/15/13.......................................  1,415    1,497,084
Export Development Canada
(u) 2.375%, 03/19/12.......................................  1,000    1,007,271
Manitoba, Province of Canada
(u) 2.125%, 04/22/13.......................................  1,500    1,534,872
Ontario, Province of Canada
(u) 1.875%, 11/19/12.......................................  1,000    1,013,667
(u) 4.375%, 02/15/13.......................................    600      628,225
(u) 1.375%, 01/27/14.......................................  1,300    1,314,282
(u) 4.100%, 06/16/14.......................................  1,500    1,624,920
Petro-Canada
(u) 4.000%, 07/15/13.......................................    200      208,420
Royal Bank of Canada
(u) 2.250%, 03/15/13.......................................  1,400    1,432,768
(u) 1.125%, 01/15/14.......................................  1,000    1,001,906
Saskatchewan, Province of Canada
(u) 7.375%, 07/15/13.......................................  1,800    1,993,558
Total Capital Canada, Ltd.
(u) 1.625%, 01/28/14.......................................  3,000    3,061,653
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................  1,525    1,605,447
                                                                    -----------
TOTAL CANADA...............................................          21,850,457
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
FRANCE -- (3.4%)
Agence Francaise de
  Developpement
(u) 1.250%, 06/09/14.......................................  2,500  $ 2,500,000
BNP Paribas SA
(u) 2.125%, 12/21/12.......................................  1,500    1,483,610
France Telecom SA
(u) 4.375%, 07/08/14.......................................  1,500    1,616,276
Total Capital SA
(u) 5.000%, 05/22/12.......................................  1,500    1,535,252
Veolia Environnement SA
(u) 5.250%, 06/03/13.......................................    425      448,725
                                                                    -----------
TOTAL FRANCE...............................................           7,583,863
                                                                    -----------
GERMANY -- (3.0%)
Deutsche Bank AG
(u) 4.875%, 05/20/13.......................................  1,475    1,527,550
(u) 3.875%, 08/18/14.......................................    250      258,406
Kreditanstalt fuer Wiederaufbau
(u) 1.375%, 07/15/13.......................................  1,700    1,725,087
(u) 4.125%, 10/15/14.......................................  2,000    2,186,244
Landwirtschaftliche Rentenbank AG
(u) 1.875%, 09/24/12.......................................  1,000    1,012,706
                                                                    -----------
TOTAL GERMANY..............................................           6,709,993
                                                                    -----------
JAPAN -- (1.4%)
Japan Finance Corp.
(u) 2.125%, 11/05/12.......................................  3,000    3,051,018
                                                                    -----------
NETHERLANDS -- (1.9%)
Bank Nederlandse Gemeenten NV
(u) 5.000%, 05/16/14.......................................  2,000    2,199,086
Deutsche Telekom International
  Finance BV
(u) 5.250%, 07/22/13.......................................    525      554,946
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    500      533,183
Nederlandse Waterschapsbank NV
(u) 5.375%, 09/04/12.......................................  1,000    1,039,594
                                                                    -----------
TOTAL NETHERLANDS..........................................           4,326,809
                                                                    -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 NORWAY -- (1.3%)
 Eksportfinans ASA
 (u) 1.875%, 04/02/13.......................................  2,800  $2,845,724
                                                                     ----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.9%)
 Asian Development Bank
 (u) 1.625%, 07/15/13.......................................  1,200   1,223,286
 European Investment Bank
 (u) 2.625%, 11/15/11.......................................  1,000   1,000,668
 (u) 1.125%, 08/15/14.......................................  1,000   1,009,837
 Inter-American Development Bank
 (u) 1.750%, 10/22/12.......................................  1,300   1,317,001
 International Bank for Reconstruction & Development
 (u) 2.000%, 04/02/12.......................................  1,000   1,007,816
 Nordic Investment Bank
 (u) 1.625%, 01/28/13.......................................  1,000   1,012,819
                                                                     ----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          6,571,427
                                                                     ----------
 SWEDEN -- (2.0%)
 Svensk Exportkredit AB
 (u) 3.250%, 09/16/14.......................................  4,200   4,460,845
                                                                     ----------
 SWITZERLAND -- (1.5%)
 Credit Suisse AG
 (u) 5.000%, 05/15/13.......................................  1,275   1,326,917
 (u) 5.500%, 05/01/14.......................................    250     266,608
 UBS AG
 (u) 2.250%, 08/12/13.......................................  1,685   1,680,546
                                                                     ----------
 TOTAL SWITZERLAND..........................................          3,274,071
                                                                     ----------
 UNITED KINGDOM -- (3.2%)
 Barclays Bank P.L.C.
 (u) 5.450%, 09/12/12.......................................  1,000   1,028,158
 BP Capital Markets P.L.C.
 (u) 5.250%, 11/07/13.......................................  1,700   1,838,455
 Diageo Capital P.L.C.
 (u) 5.200%, 01/30/13.......................................  1,175   1,238,855
 Network Rail Infrastructure Finance P.L.C.
 (u) 1.500%, 01/13/14.......................................  3,000   3,050,028
                                                                     ----------
 TOTAL UNITED KINGDOM.......................................          7,155,496
                                                                     ----------

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- ----------
                                                              (000)
 UNITED STATES -- (51.3%)
 3M Co.
     4.375%, 08/15/13....................................... $3,000  $3,207,516
 ACE INA Holdings, Inc.
     5.875%, 06/15/14.......................................  1,250   1,382,409
 Air Products & Chemicals, Inc.
     4.150%, 02/01/13.......................................    500     521,894
 American Express Credit Corp.
     5.875%, 05/02/13.......................................    850     903,913
 Anheuser-Busch InBev Worldwide, Inc.
     2.500%, 03/26/13.......................................    650     665,301
 Archer-Daniels-Midland Co.
     7.125%, 03/01/13.......................................    325     350,589
 Arrow Electronics, Inc.
     6.875%, 07/01/13.......................................    350     376,162
 AT&T, Inc.
     4.950%, 01/15/13.......................................    900     943,818
     6.700%, 11/15/13.......................................    755     838,776
 Avery Dennison Corp.
     4.875%, 01/15/13.......................................    200     207,599
 Baltimore Gas & Electric Co.
     6.125%, 07/01/13.......................................    500     537,684
 Bank of New York Mellon Corp. (The)
     4.500%, 04/01/13.......................................  1,000   1,052,505
     5.125%, 08/27/13.......................................  2,150   2,310,773
 Baxter International, Inc.
     1.800%, 03/15/13.......................................  1,490   1,512,004
 BB&T Corp.
     3.850%, 07/27/12.......................................  1,100   1,125,104
     3.375%, 09/25/13.......................................    750     778,993
 BlackRock, Inc.
     2.250%, 12/10/12.......................................  1,400   1,420,346
 Boeing Capital Corp.
     5.800%, 01/15/13.......................................    950   1,008,827
 Boeing Co. (The)
     1.875%, 11/20/12.......................................    550     558,109
 Bristol-Myers Squibb Co.
     5.250%, 08/15/13.......................................  1,175   1,266,633
 Burlington Northern Santa Fe LLC
     4.300%, 07/01/13.......................................  1,200   1,262,612
 Campbell Soup Co.
     5.000%, 12/03/12.......................................    350     365,776
     4.875%, 10/01/13.......................................    270     290,759
 Capital One Financial Corp.
     4.800%, 02/21/12.......................................    350     353,246
     6.250%, 11/15/13.......................................    150     161,634

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Caterpillar Financial Services Corp.
     2.000%, 04/05/13........................................ $  400 $  406,648
     6.200%, 09/30/13........................................  1,250  1,370,496
 CenterPoint Energy Resources Corp.
     7.875%, 04/01/13........................................    425    462,293
 Charles Schwab Corp. (The)
     4.950%, 06/01/14........................................  1,550  1,703,869
 Chubb Corp. (The)
     5.200%, 04/01/13........................................    525    552,530
 Cisco Systems, Inc.
     1.625%, 03/14/14........................................  1,850  1,884,921
 Citigroup, Inc.
     6.500%, 08/19/13........................................    625    662,091
     6.375%, 08/12/14........................................    250    269,886
 Coca-Cola Co. (The)
     0.750%, 11/15/13........................................  1,075  1,077,993
 Coca-Cola Refreshments USA, Inc.
     3.750%, 03/01/12........................................    450    454,344
 Comcast Cable Communications Holdings, Inc.
     8.375%, 03/15/13........................................    775    850,782
 Computer Sciences Corp.
     5.000%, 02/15/13........................................    850    883,646
 ConocoPhillips
     4.750%, 10/15/12........................................  1,450  1,504,628
 Consolidated Edison Co. of New York, Inc.
     4.875%, 02/01/13........................................    350    367,120
 COX Communications, Inc.
     7.125%, 10/01/12........................................    800    843,483
 CSX Corp.
     5.500%, 08/01/13........................................    425    454,823
 Daimler Finance North America LLC
     6.500%, 11/15/13........................................  1,300  1,425,227
 Dell, Inc.
     4.700%, 04/15/13........................................  1,140  1,202,908
     2.100%, 04/01/14........................................    500    512,875
 Dominion Resources, Inc.
     5.000%, 03/15/13........................................    425    447,345
 Dow Chemical Co. (The)
     6.000%, 10/01/12........................................    325    339,064
 Dr. Pepper Snapple Group, Inc.
     2.350%, 12/21/12........................................    600    609,095

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Duke Energy Ohio, Inc.
     5.700%, 09/15/12........................................ $  425 $  442,900
 E.I. Du Pont de Nemours & Co.
     4.750%, 11/15/12........................................    350    364,710
 eBay, Inc.
     0.875%, 10/15/13........................................  1,435  1,439,520
 Emerson Electric Co.
     5.625%, 11/15/13........................................  1,200  1,309,511
 Energy Transfer Partners LP
     6.000%, 07/01/13........................................    425    452,179
 Enterprise Products Operating LLC
     7.625%, 02/15/12........................................    650    660,684
     5.600%, 10/15/14........................................    666    734,202
 EOG Resources, Inc.
     6.125%, 10/01/13........................................  1,410  1,546,097
 Exelon Generation Co. LLC
     5.350%, 01/15/14........................................  1,100  1,176,014
 Express Scripts, Inc.
     5.250%, 06/15/12........................................    425    435,689
 Fifth Third Bancorp
     6.250%, 05/01/13........................................    875    928,256
 General Dynamics Corp.
     4.250%, 05/15/13........................................    920    970,274
 General Electric Capital Corp.
     2.800%, 01/08/13........................................  2,000  2,040,180
     2.100%, 01/07/14........................................    600    606,815
 General Electric Co.
     5.000%, 02/01/13........................................  1,000  1,048,667
 General Mills, Inc.
     6.000%, 02/15/12........................................    425    431,265
 Georgia Power Co.
     6.000%, 11/01/13........................................    825    906,047
 GlaxoSmithKline Capital, Inc.
     4.850%, 05/15/13........................................  1,300  1,384,985
 Goldman Sachs Group, Inc.(The)
     5.250%, 10/15/13........................................  1,500  1,563,090
 Hess Corp.
     7.000%, 02/15/14........................................    175    195,713
 Hewlett-Packard Co.
     1.250%, 09/13/13........................................  1,500  1,506,561
 HSBC Finance Corp.
     4.750%, 07/15/13........................................  1,775  1,850,528
 International Business Machines Corp.
     2.100%, 05/06/13........................................  1,270  1,299,296
 John Deere Capital Corp.
     1.875%, 06/17/13........................................  1,525  1,561,283

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT         VALUE+
                                                  ------       ----------
                                                  (000)
UNITED STATES -- (Continued)
KeyCorp
    6.500%, 05/14/13............................. $1,000       $1,069,500
Kimberly-Clark Corp.
    5.000%, 08/15/13.............................  1,000        1,069,921
Kinder Morgan Energy Partners LP
    7.125%, 03/15/12.............................    425          433,620
    5.850%, 09/15/12.............................  1,000        1,035,432
Kraft Foods, Inc.
    6.250%, 06/01/12.............................    555          572,522
Kroger Co. (The)
    5.500%, 02/01/13.............................    640          671,480
MetLife, Inc.
    5.375%, 12/15/12.............................  1,125        1,173,568
    2.375%, 02/06/14.............................    420          430,845
Microsoft Corp.
    0.875%, 09/27/13.............................  1,300        1,313,358
National Rural Utilities Cooperative Finance
  Corp.
    7.250%, 03/01/12.............................    283          289,187
Nestle Holdings, Inc.
    2.000%, 01/28/13.............................  2,000        2,036,752
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................    750          765,529
Northern Trust Corp.
    5.500%, 08/15/13.............................  1,343        1,456,731
Nucor Corp.
    4.875%, 10/01/12.............................    440          455,172
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................  1,000        1,018,608
Paccar Financial Corp.
    2.050%, 06/17/13.............................    300          305,679
Packaging Corp. of America
    5.750%, 08/01/13.............................    525          563,149
PepsiCo, Inc.
    0.875%, 10/25/13.............................  1,685        1,686,088
Philip Morris International, Inc.
    4.875%, 05/16/13.............................  1,425        1,509,816
    6.875%, 03/17/14.............................    100          113,821
Pitney Bowes, Inc.
    3.875%, 06/15/13.............................    450          465,961
PNC Funding Corp.
    5.400%, 06/10/14.............................  1,600        1,757,079
Praxair, Inc.
    6.375%, 04/01/12.............................    425          435,076
    2.125%, 06/14/13.............................  1,000        1,022,356

                                                   FACE
                                                  AMOUNT         VALUE+
                                                  ------       ----------
                                                  (000)
UNITED STATES -- (Continued)
Principal Financial Group, Inc.
    7.875%, 05/15/14............................. $1,158       $1,316,991
Prudential Financial, Inc.
    5.800%, 06/15/12.............................    350          358,483
    3.625%, 09/17/12.............................    300          306,658
    4.500%, 07/15/13.............................    100          104,994
Reynolds American, Inc.
    7.250%, 06/01/13.............................    900          977,982
Ryder System, Inc.
    5.000%, 06/15/12.............................    525          537,509
Safeway, Inc.
    5.800%, 08/15/12.............................    425          439,908
Sara Lee Corp.
    3.875%, 06/15/13.............................    650          673,371
Spectra Energy Capital LLC
    5.668%, 08/15/14.............................    380          415,840
St. Jude Medical, Inc.
    2.200%, 09/15/13.............................    425          433,308
State Street Corp.
    4.300%, 05/30/14.............................  1,400        1,512,792
SunTrust Banks, Inc.
    5.250%, 11/05/12.............................    525          541,233
Target Corp.
    4.000%, 06/15/13.............................  1,200        1,264,784
Texas Instruments, Inc.
    0.875%, 05/15/13.............................    700          702,075
Time Warner Cable, Inc.
    6.200%, 07/01/13.............................    425          459,528
Toyota Motor Credit Corp.
    1.375%, 08/12/13.............................  2,900        2,936,418
Travelers Property Casualty Corp.
    5.000%, 03/15/13.............................  1,400        1,469,295
Unilever Capital Corp.
    3.650%, 02/15/14.............................  1,275        1,357,433
Union Bank NA
    2.125%, 12/16/13.............................  1,400        1,419,292
United Technologies Corp.
    6.100%, 05/15/12.............................    250          257,091
UnitedHealth Group, Inc.
    5.000%, 08/15/14.............................  1,170        1,278,371
Valero Energy Corp.
    6.875%, 04/15/12.............................    875          897,776
Verizon Communications, Inc.
    4.350%, 02/15/13.............................    750          783,800
    5.250%, 04/15/13.............................    775          824,476
Wal-Mart Stores, Inc.
    1.625%, 04/15/14.............................  4,300        4,409,469

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT       VALUE+
                                                        ----------- ------------
                                                           (000)
UNITED STATES -- (Continued)
Walt Disney Co. (The)
    4.700%, 12/01/12................................... $       725 $    758,638
Waste Management, Inc.
    6.375%, 11/15/12...................................         425      448,783
                                                                    ------------
TOTAL UNITED STATES....................................              115,081,063
                                                                    ------------
TOTAL BONDS............................................              189,844,564
                                                                    ------------
AGENCY OBLIGATIONS -- (4.5%)
Federal Home Loan Bank
    0.875%, 12/27/13...................................       1,500    1,512,556
Federal Home Loan Mortgage Corporation
    1.375%, 02/25/14...................................       2,000    2,039,352
Federal National Mortgage Association
    2.750%, 03/13/14...................................       3,700    3,897,436
Tennessee Valley Authority
    6.000%, 03/15/13...................................       2,400    2,584,291
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...............................               10,033,635
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- (5.9%)
U.S. Treasury Note
^^@@  0.625%, 12/31/12.................................      13,200   13,267,030
                                                                    ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                        -----------
                                                           (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
Citibank-US Dollars on Deposit in Custody Account......  11,001,450   11,001,450
                                                                    ------------

                                                                       VALUE+
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $223,287,867)..................................             $224,146,679
                                                                    ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                ----------- ------------  ------- ------------
Bonds..........................          -- $189,844,564    --    $189,844,564
Agency Obligations.............          --   10,033,635    --      10,033,635
U.S. Treasury Obligations......          --   13,267,030    --      13,267,030
Temporary Cash Investments..... $11,001,450           --    --      11,001,450
Swap Agreements**..............               (2,069,150)   --      (2,069,150)
Futures Contracts**............      37,476           --    --          37,476
                                ----------- ------------    --    ------------
TOTAL.......................... $11,038,926 $211,076,079    --    $222,115,005
                                =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value............................................. $    213,145
Temporary Cash Investments at Value & Cost.......................       11,002
Cash.............................................................        2,557
Receivables:
   Investment Securities Sold....................................          792
   Due From Broker...............................................        2,583
   Interest......................................................        1,927
   Fund Shares Sold..............................................        1,085
Prepaid Expenses and Other Assets................................           13
Deferred Offering Costs..........................................            1
                                                                  ------------
       Total Assets..............................................      233,105
                                                                  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................          153
   Due to Advisor................................................           55
   Futures Margin Variation......................................           10
Unrealized Loss on Swap Contracts................................        2,069
Accrued Expenses and Other Liabilities...........................           37
                                                                  ------------
       Total Liabilities.........................................        2,324
                                                                  ------------
NET ASSETS....................................................... $    230,781
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   23,612,416
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       9.77
                                                                  ============
Investments at Cost.............................................. $    212,286
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    231,579
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          231
Accumulated Net Realized Gain (Loss).............................          144
Net Unrealized Appreciation (Depreciation).......................       (1,173)
                                                                  ------------
NET ASSETS....................................................... $    230,781
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

            FOR THE PERIOD NOVEMBER 9, 2010(a) TO OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Interest.......................................................... $  1,921
                                                                      --------
          Total Investment Income....................................    1,921
                                                                      --------
EXPENSES
   Investment Advisory Services Fees.................................      625
   Accounting & Transfer Agent Fees..................................       47
   Custodian Fees....................................................        7
   Filing Fees.......................................................       31
   Shareholders' Reports.............................................        9
   Directors'/Trustees' Fees & Expenses..............................        1
   Professional Fees.................................................       10
   Organizational & Offering Costs...................................      189
   Other.............................................................        1
                                                                      --------
          Total Expenses.............................................      920
                                                                      --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note D)...................................     (104)
   Fees Paid Indirectly..............................................       (1)
                                                                      --------
   Net Expenses......................................................      815
                                                                      --------
   NET INVESTMENT INCOME (LOSS)......................................    1,106
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold....................................      227
       Futures.......................................................   (1,328)
       Swap Contracts................................................  (10,020)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.........................................      859
       Futures.......................................................       37
       Swap Contracts................................................   (2,069)
                                                                      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...........................  (12,294)
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...... $(11,188)
                                                                      ========
--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  PERIOD
                                                            NOVEMBER 9, 2010(a)
                                                            TO OCTOBER 31, 2011
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................      $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold..........................           227
       Futures.............................................        (1,328)
       Swap Contracts......................................       (10,020)
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities...............................           859
       Futures.............................................            37
       Swap Contracts......................................        (2,069)
                                                                 --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations......................       (11,188)
                                                                 --------
Distributions From:
   Net Investment Income:
       Institutional Shares................................          (574)
                                                                 --------
          Total Distributions..............................          (574)
                                                                 --------
Capital Share Transactions (1):
   Shares Issued...........................................       278,288
   Shares Issued in Lieu of Cash Distributions.............           559
   Shares Redeemed.........................................       (36,304)
                                                                 --------
       Net Increase (Decrease) from Capital Share
         Transactions......................................       242,543
                                                                 --------
       Total Increase (Decrease) in Net Assets.............       230,781
NET ASSETS
   Beginning of Period.....................................            --
                                                                 --------
   End of Period...........................................      $230,781
                                                                 ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...........................................        27,085
   Shares Issued in Lieu of Cash Distributions.............            52
   Shares Redeemed.........................................        (3,525)
                                                                 --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed............................        23,612
                                                                 ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
  IN EXCESS OF NET INVESTMENT INCOME)......................      $    231
--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                              PERIOD
                                                        NOVEMBER 9, 2010(a)
                                                                TO
                                                           OCT. 31, 2011
                                                        -------------------
Net Asset Value, Beginning of Period...................      $  10.00
                                                             --------
Income from Investment Operations
   Net Investment Income (Loss)(A).....................          0.07
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................         (0.27)
                                                             --------
       Total from Investment Operations................         (0.20)
                                                             --------
Less Distributions
   Net Investment Income...............................         (0.03)
                                                             --------
       Total Distributions.............................         (0.03)
                                                             --------
Net Asset Value, End of Period.........................      $   9.77
                                                             ========
Total Return...........................................         (2.02)%(C)
                                                             --------
Net Assets, End of Period (thousands)..................      $230,781
Ratio of Expenses to Average Net Assets................          0.47%(B)(E)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees and Fees Paid Indirectly)..          0.53%(B)(E)(D)
Ratio of Net Investment Income to Average Net Assets...          0.64%(B)(E)(D)
Portfolio Turnover Rate................................            50%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended October 31, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of October 31, 2011, the Portfolio held $43,496,161 in the Subsidiary, representing 18.66% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the period ended October 31, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date. At October 31, 2011, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the period ended October 31, 2011, approximately $104 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the period ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $1

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             DFA Commodity Strategy Portfolio.................. $--

F. PURCHASES AND SALES OF SECURITIES:

   For the period ended October 31, 2011, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                                             U.S. GOVERNMENT  OTHER INVESTMENT
                                               SECURITIES        SECURITIES
                                            ----------------- -----------------
                                            PURCHASES  SALES  PURCHASES  SALES
                                            --------- ------- --------- -------
                                            $193,041. $56,939  $42,797  $29,550

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and non-deductible offering costs, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(10,964)        $(301)        $11,265

   The Portfolio commenced operations on November 9, 2010 and did not pay any distributions for the period ended October 31, 2010.

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2011 was as follows (amounts in thousands):

                                             NET INVESTMENT
                                                 INCOME
                                             AND SHORT-TERM   LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS TOTAL
                                             -------------- ------------- -----
DFA Commodity Strategy Portfolio 2011.......      $636           --       $636

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             NET INVESTMENT
                                                 INCOME
                                             AND SHORT-TERM   LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS TOTAL
                                             -------------- ------------- -----
DFA Commodity Strategy Portfolio............      $62            --        $62

   At October 31, 2011 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                               TOTAL NET
                        NET INVESTMENT                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                          SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                        -------------- ------------- ------------ -------------
DFA Commodity Strategy
  Portfolio............      $503           --            --          $503

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         NET
                                                      UNREALIZED
               FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
               TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
               -------- ------------ -------------- --------------
               $223,288    $1,001        $(142)          $859

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   3. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

   4. Commodity-Linked Notes: The Portfolio may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index, or other readily measurable economic variable. The Portfolio may invest, either directly or though investments in Dimensional Cayman Commodity Fund I, LTD. (a wholly-owned subsidiary of the Portfolio, the "Subsidiary") in commodity-linked structured notes, futures and swap agreements whose performance is linked to individual commodities or commodity indices and options on them.

   Some of the commodity-linked notes in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument.

   Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract, or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. The Portfolio also may invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract, or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED
            DESCRIPTION                 DATE    CONTRACTS*  VALUE   GAIN (LOSS)
 ----------------------------------  ---------- ---------- -------- -----------
 CBT Wheat Futures                    03/16/12      4        $133       $(1)
 Copper Futures                       03/30/12      2         183        (2)
 Corn Futures                         03/16/12      7         231        --
 Gold 100oz Futures                   02/29/12      2         345        (2)
 Live Cattle Futures                  03/09/12      3         146        (1)
 LME Prime Aluminum Futures           12/21/11      2         111        --
 Natural Gas Futures                  01/31/12      8         324         7

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED
 DESCRIPTION                            DATE    CONTRACTS*  VALUE   GAIN (LOSS)
 -----------                         ---------- ---------- -------- -----------
 Soybean Futures                      01/18/12      4       $  243      $ 7
 WTI Crude Oil Futures                01/31/12      4          372       29
                                                            ------      ---
                                                            $2,088      $37
                                                            ======      ===

   Dimensional Cayman Commodity Fund I, LTD. securities have been segregated as collateral for open futures contracts.

* During the period ended October 31, 2011 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $3,700 (in thousands).

   At October 31, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                                         EXPIRATION     NOTIONAL  APPRECIATION
COUNTERPARTY                                DATE        AMOUNT*  (DEPRECIATION)
------------                             ---------- --- -------- --------------
Citibank, N.A.                            11/28/11  USD $ 91,741    $  (828)
Deutsche Bank AG, London Branch           11/28/11  USD   80,137       (725)
UBS AG                                    11/28/11  USD   57,040       (516)
                                                        --------    -------
                                                        $228,918    $(2,069)
                                                        ========    =======

* During the period ended October 31, 2011 the Portfolio's average notional value of outstanding swap contracts was $172,187 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the period ended October 31, 2011.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2011:

                       LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                       -----------------------------------------------------
DERIVATIVE TYPE        ASSET DERIVATIVES              LIABILITY DERIVATIVES
---------------          ------------------   -       ---------------------
Commodity contracts    Payables: Futures
                       Margin Variation
Other contracts                                        Unrealized Loss
                                                       on Swap Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                             ASSET DERIVATIVES VALUE LIABILITY DERIVATIVES VALUE
                                             ----------------------- ---------------------------
                                TOTAL VALUE
                                    AT              COMMODITY                   OTHER
                               OCT. 31, 2011        CONTRACTS                 CONTRACTS
                               ------------- ----------------------- ---------------------------
Dimensional Cayman Commodity
  Fund I, LTD.................    $(2,032)             $37*                    $(2,069)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the period ended October 31, 2011 (amounts in thousands):

                             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED
DERIVATIVE TYPE                                  IN INCOME
---------------              --------------------------------------------------
Commodity contracts          Net Realized Gain (Loss) on: Futures Change in
                             Unrealized Appreciation (Depreciation) of: Futures

Other contracts              Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the period ended October 31, 2011 (amounts in thousands):

                                                   REALIZED GAIN (LOSS)
                                                      ON DERIVATIVES
                                                   RECOGNIZED IN INCOME
                                               -------------------------------
                                                          COMMODITY    OTHER
                                                 TOTAL    CONTRACTS  CONTRACTS
                                               --------   ---------  ---------
   Dimensional Cayman Commodity Fund I, LTD... $(11,348)   $(1,328)  $(10,020)

                                                   CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION) ON
                                               DERIVATIVES RECOGNIZED IN INCOME
                                               -------------------------------
                                                          COMMODITY    OTHER
                                                 TOTAL    CONTRACTS  CONTRACTS
                                               --------   ---------  ---------
   Dimensional Cayman Commodity Fund I, LTD... $ (2,032)   $    37   $ (2,069)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2011.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At October 31, 2011, two shareholders held 84% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA COMMODITY STRATEGY PORTFOLIO AND ITS SUBSIDIARY AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS

DFA INTERNATIONAL VALUE PORTFOLIO CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                  DFA
             INTERNATIONAL      MSCI
                 VALUE        WORLD EX
            PORTFOLIO--CLASS USA INDEX
                   R2        (NET DIV.)
            ---------------- ----------
4/30/2008      10,000.00     10,000.00
5/31/2008      10,000.00     10,151.75
6/30/2008       9,005.63      9,362.32
7/31/2008       8,751.65      9,029.15
8/31/2008       8,381.27      8,679.97
9/30/2008       7,404.32      7,426.77
10/31/2008      5,537.15      5,881.85
11/30/2008      5,193.76      5,562.88
12/31/2008      5,593.53      5,856.13
1/31/2009       4,819.37      5,309.71
2/28/2009       4,219.68      4,772.20
3/31/2009       4,685.54      5,086.67
4/30/2009       5,539.45      5,742.64
5/31/2009       6,360.51      6,468.89
6/30/2009       6,268.44      6,401.90
7/31/2009       7,006.57      7,003.02
8/31/2009       7,404.03      7,338.64
9/30/2009       7,788.56      7,641.43
10/31/2009      7,467.38      7,518.76
11/30/2009      7,685.32      7,704.79
12/31/2009      7,769.19      7,827.61
1/31/2010       7,316.28      7,460.70
2/28/2010       7,339.51      7,453.22
3/31/2010       7,920.50      7,933.01
4/30/2010       7,780.93      7,814.73
5/31/2010       6,873.74      6,952.37
6/30/2010       6,750.52      6,851.80
7/31/2010       7,583.77      7,485.08
8/31/2010       7,209.41      7,261.35
9/30/2010       7,990.20      7,957.91
10/31/2010      8,258.57      8,241.40
11/30/2010      7,836.12      7,892.38
12/31/2010      8,567.30      8,527.89
1/31/2011       8,930.68      8,711.60
2/28/2011       9,224.18      9,034.62
3/31/2011       8,966.26      8,853.63
4/30/2011       9,442.59      9,335.82
5/31/2011       9,097.02      9,059.06
6/30/2011       8,968.49      8,930.04
7/31/2011       8,679.03      8,782.73
8/31/2011       7,744.22      8,040.21
9/30/2011       6,896.00      7,232.79
10/31/2011      7,554.58      7,936.21

                                               ONE     FROM
                 AVERAGE ANNUAL TOTAL RETURN   YEAR  4/30/2008
                 ---------------------------  -----  ---------
                                              -8.53%   -7.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved

DFA INTERNATIONAL VALUE PORTFOLIO INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                 DFA
            INTERNATIONAL
                VALUE        MSCI
             PORTFOLIO-    WORLD EX
            INSTITUTIONAL USA INDEX
                CLASS     (NET DIV.)
            ------------- ----------
10/31/2001    10,000.00   10,000.00
11/30/2001    10,362.17   10,393.05
12/31/2001    10,405.52   10,459.69
1/31/2002     10,175.21    9,927.67
2/28/2002     10,290.36    9,988.19
3/31/2002     10,928.93   10,519.13
4/30/2002     11,295.32   10,581.25
5/31/2002     11,672.18   10,719.90
6/30/2002     11,344.01   10,283.85
7/31/2002     10,181.06    9,261.52
8/31/2002     10,170.49    9,247.14
9/30/2002      8,961.37    8,266.41
10/31/2002     9,216.50    8,700.64
11/30/2002     9,769.28    9,101.20
12/31/2002     9,518.51    8,807.06
1/31/2003      9,198.02    8,471.49
2/28/2003      9,016.41    8,304.50
3/31/2003      8,794.46    8,144.45
4/30/2003      9,757.35    8,926.06
5/31/2003     10,495.57    9,479.67
6/30/2003     10,833.22    9,709.96
7/31/2003     11,321.21    9,932.72
8/31/2003     11,614.00   10,188.84
9/30/2003     12,059.61   10,494.52
10/31/2003    13,006.52   11,151.70
11/30/2003    13,278.63   11,404.48
12/31/2003    14,270.65   12,278.97
1/31/2004     14,632.07   12,449.94
2/29/2004     15,070.15   12,736.28
3/31/2004     15,304.54   12,800.04
4/30/2004     14,844.42   12,464.99
5/31/2004     14,986.84   12,523.26
6/30/2004     15,606.98   12,812.46
7/31/2004     15,031.41   12,421.74
8/31/2004     15,219.58   12,473.38
9/30/2004     15,705.82   12,836.97
10/31/2004    16,306.89   13,298.30
11/30/2004    17,509.04   14,182.70
12/31/2004    18,380.42   14,781.87
1/31/2005     18,189.54   14,490.86
2/28/2005     18,908.14   15,135.50
3/31/2005     18,435.37   14,791.94
4/30/2005     17,873.66   14,414.77
5/31/2005     17,896.13   14,441.06
6/30/2005     18,178.02   14,677.11
7/31/2005     18,986.18   15,151.11
8/31/2005     19,612.23   15,569.39
9/30/2005     20,159.53   16,279.93
10/31/2005    19,850.79   15,753.88
11/30/2005    20,205.27   16,171.07
12/31/2005    21,187.12   16,920.86
1/31/2006     22,630.90   17,991.10
2/28/2006     22,842.18   17,930.68
3/31/2006     23,804.70   18,499.33
4/30/2006     25,001.98   19,383.92
5/31/2006     23,992.51   18,647.48
6/30/2006     23,828.07   18,623.47
7/31/2006     24,197.22   18,797.96
8/31/2006     25,018.88   19,332.22
9/30/2006     25,369.06   19,316.65
10/31/2006    26,489.34   20,080.04
11/30/2006    27,356.66   20,678.14
12/31/2006    28,421.80   21,271.04
1/31/2007     28,950.17   21,400.80
2/28/2007     28,925.60   21,572.00
3/31/2007     29,852.73   22,124.75
4/30/2007     31,352.74   23,131.37
5/31/2007     32,422.42   23,645.05
6/30/2007     32,185.65   23,668.78
7/31/2007     31,286.40   23,341.60
8/31/2007     30,924.20   23,003.73
9/30/2007     32,533.65   24,310.66
10/31/2007    34,103.20   25,367.46
11/30/2007    32,031.39   24,375.45
12/31/2007    31,333.30   23,917.24
1/31/2008     28,795.20   21,760.83
2/29/2008     28,421.57   22,155.18
3/31/2008     28,763.38   21,838.92
4/30/2008     30,040.32   23,052.85
5/31/2008     30,053.22   23,402.67
6/30/2008     27,069.62   21,582.81
7/31/2008     26,303.37   20,814.76
8/31/2008     25,193.64   20,009.79
9/30/2008     22,253.20   17,120.81
10/31/2008    16,669.96   13,559.35
11/30/2008    15,646.36   12,824.03
12/31/2008    16,816.00   13,500.05
1/31/2009     14,499.79   12,240.40
2/28/2009     12,719.11   11,001.28
3/31/2009     14,100.57   11,726.22
4/30/2009     16,689.93   13,238.41
5/31/2009     19,171.95   14,912.63
6/30/2009     18,884.57   14,758.20
7/31/2009     21,119.10   16,143.96
8/31/2009     22,318.12   16,917.67
9/30/2009     23,466.32   17,615.66
10/31/2009    22,522.19   17,332.88
11/30/2009    23,178.97   17,761.74
12/31/2009    23,450.30   18,044.88
1/31/2010     22,088.67   17,199.03
2/28/2010     22,157.44   17,181.80
3/31/2010     23,923.99   18,287.85
4/30/2010     23,511.03   18,015.17
5/31/2010     20,744.22   16,027.20
6/30/2010     20,383.76   15,795.35
7/31/2010     22,926.49   17,255.24
8/31/2010     21,794.84   16,739.48
9/30/2010     24,129.10   18,345.25
10/31/2010    24,984.84   18,998.78
11/30/2010    23,708.25   18,194.20
12/31/2010    25,929.39   19,659.22
1/31/2011     27,029.77   20,082.72
2/28/2011     27,918.54   20,827.38
3/31/2011     27,148.65   20,410.15
4/30/2011     28,591.67   21,521.72
5/31/2011     27,558.92   20,883.72
6/30/2011     27,174.46   20,586.29
7/31/2011     26,296.93   20,246.71
8/31/2011     23,477.35   18,534.99
9/30/2011     20,907.88   16,673.65
10/31/2011    22,920.48   18,295.22

                                              ONE   FIVE    TEN
                AVERAGE ANNUAL TOTAL RETURN   YEAR  YEARS  YEARS
                ---------------------------  -----  -----  -----
                                             -8.26% -2.85% 8.65%

Past performance is not predictive of future performance

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

            U.S. LARGE
             COMPANY    S&P 500
            PORTFOLIO    INDEX
            ---------- ---------
10/31/2001  10,000.00  10,000.00
11/30/2001  10,771.08  10,767.06
12/31/2001  10,860.75  10,861.39
1/31/2002   10,703.52  10,702.88
2/28/2002   10,497.92  10,496.48
3/31/2002   10,884.59  10,891.24
4/30/2002   10,217.94  10,230.93
5/31/2002   10,145.22  10,155.55
6/30/2002    9,423.98   9,432.08
7/31/2002    8,694.38   8,696.90
8/31/2002    8,743.02   8,754.00
9/30/2002    7,798.60   7,802.62
10/31/2002   8,482.05   8,489.37
11/30/2002   8,982.43   8,989.05
12/31/2002   8,446.22   8,460.85
1/31/2003    8,225.24   8,239.18
2/28/2003    8,102.47   8,115.59
3/31/2003    8,177.38   8,194.39
4/30/2003    8,854.72   8,869.36
5/31/2003    9,322.70   9,336.69
6/30/2003    9,444.30   9,456.20
7/31/2003    9,605.00   9,622.91
8/31/2003    9,790.43   9,810.56
9/30/2003    9,679.40   9,706.37
10/31/2003  10,237.83  10,255.46
11/30/2003  10,324.70  10,345.71
12/31/2003  10,855.60  10,888.24
1/31/2004   11,055.25  11,088.09
2/29/2004   11,204.98  11,242.21
3/31/2004   11,042.49  11,072.57
4/30/2004   10,867.41  10,898.73
5/31/2004   11,017.48  11,048.26
6/30/2004   11,233.83  11,263.03
7/31/2004   10,857.27  10,890.23
8/31/2004   10,894.93  10,934.12
9/30/2004   11,014.12  11,052.53
10/31/2004  11,177.95  11,221.41
11/30/2004  11,631.62  11,675.43
12/31/2004  12,025.07  12,072.75
1/31/2005   11,732.71  11,778.48
2/28/2005   11,986.94  12,026.29
3/31/2005   11,770.56  11,813.31
4/30/2005   11,554.00  11,589.21
5/31/2005   11,910.69  11,957.98
6/30/2005   11,932.24  11,974.96
7/31/2005   12,379.86  12,420.43
8/31/2005   12,264.76  12,307.15
9/30/2005   12,363.17  12,406.84
10/31/2005  12,157.55  12,200.02
11/30/2005  12,620.20  12,661.42
12/31/2005  12,623.40  12,665.86
1/31/2006   12,959.68  13,001.25
2/28/2006   12,985.55  13,036.48
3/31/2006   13,148.95  13,198.78
4/30/2006   13,330.49  13,376.04
5/31/2006   12,941.47  12,991.08
6/30/2006   12,966.82  13,008.75
7/31/2006   13,045.01  13,089.01
8/31/2006   13,357.78  13,400.44
9/30/2006   13,694.51  13,745.77
10/31/2006  14,139.65  14,193.75
11/30/2006  14,401.49  14,463.71
12/31/2006  14,608.19  14,666.60
1/31/2007   14,832.12  14,888.41
2/28/2007   14,542.33  14,597.21
3/31/2007   14,695.78  14,760.48
4/30/2007   15,356.56  15,414.30
5/31/2007   15,885.18  15,952.18
6/30/2007   15,628.67  15,687.17
7/31/2007   15,137.37  15,200.79
8/31/2007   15,363.11  15,428.65
9/30/2007   15,938.92  16,005.68
10/31/2007  16,192.34  16,260.33
11/30/2007  15,512.10  15,580.49
12/31/2007  15,414.56  15,472.36
1/31/2008   14,488.08  14,544.02
2/29/2008   14,018.12  14,071.48
3/31/2008   13,965.17  14,010.69
4/30/2008   14,639.17  14,693.01
5/31/2008   14,827.89  14,884.02
6/30/2008   13,583.93  13,629.30
7/31/2008   13,475.59  13,514.68
8/31/2008   13,665.19  13,710.10
9/30/2008   12,461.90  12,488.39
10/31/2008  10,378.11  10,390.97
11/30/2008   9,642.65   9,645.41
12/31/2008   9,748.12   9,748.04
1/31/2009    8,935.77   8,926.41
2/28/2009    7,985.75   7,975.93
3/31/2009    8,686.34   8,674.58
4/30/2009    9,517.57   9,504.83
5/31/2009   10,057.87  10,036.43
6/30/2009   10,070.45  10,056.30
7/31/2009   10,836.53  10,816.94
8/31/2009   11,226.54  11,207.43
9/30/2009   11,647.20  11,625.69
10/31/2009  11,423.21  11,409.72
11/30/2009  12,109.16  12,094.07
12/31/2009  12,343.01  12,327.73
1/31/2010   11,906.21  11,884.30
2/28/2010   12,272.56  12,252.44
3/31/2010   13,016.13  12,991.80
4/30/2010   13,213.98  13,196.90
5/31/2010   12,154.04  12,143.13
6/30/2010   11,518.63  11,507.46
7/31/2010   12,326.21  12,313.71
8/31/2010   11,773.66  11,757.82
9/30/2010   12,820.46  12,807.13
10/31/2010  13,304.79  13,294.43
11/30/2010  13,304.79  13,296.13
12/31/2010  14,194.10  14,184.73
1/31/2011   14,538.20  14,520.92
2/28/2011   15,025.67  15,018.39
3/31/2011   15,043.10  15,024.36
4/30/2011   15,474.54  15,469.30
5/31/2011   15,301.97  15,294.21
6/30/2011   15,042.48  15,039.27
7/31/2011   14,739.03  14,733.46
8/31/2011   13,944.28  13,933.12
9/30/2011   12,957.05  12,953.65
10/31/2011  14,380.58  14,369.39

                                              ONE   FIVE   TEN
                 AVERAGE ANNUAL TOTAL RETURN  YEAR  YEARS YEARS
                 ---------------------------  ----  ----- -----
                                              8.09% 0.34% 3.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                            U.S. DOLLAR
                                                              RETURN
                                                            -----------
         MSCI World ex USA Index...........................    -3.70%
         MSCI World ex USA Small Cap Index.................    -2.01%
         MSCI World ex USA Value Index.....................    -4.74%
         MSCI World ex USA Growth Index....................    -2.73%
--------
   The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                        LOCAL
    TEN LARGEST FOREIGN DEVELOPED MARKETS              CURRENCY U.S. DOLLAR
    BY MARKET CAP                                       RETURN    RETURN
    -------------------------------------              -------- -----------
    United Kingdom....................................    1.14%     2.10%
    Japan.............................................   -5.45%    -2.33%
    Canada............................................   -2.57%    -0.18%
    France............................................  -11.83%   -11.52%
    Australia.........................................   -4.39%     3.49%
    Switzerland.......................................   -9.66%     2.03%
    Germany...........................................   -7.39%    -7.07%
    Spain.............................................  -15.21%   -14.91%
    Sweden............................................   -7.75%    -4.35%
    Hong Kong.........................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                            U.S. DOLLAR
                                                              RETURN
                                                            -----------
         MSCI Emerging Markets Index.......................    -7.72%
         MSCI Emerging Markets Small Cap Index.............   -16.70%
         MSCI Emerging Markets Value Index.................    -6.99%
         MSCI Emerging Markets Growth Index................    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                        LOCAL
                                                       CURRENCY U.S. DOLLAR
    TEN LARGEST EMERGING MARKETS BY MARKET CAP          RETURN    RETURN
    ------------------------------------------         -------- -----------
    China.............................................  -15.62%   -15.76%
    Brazil............................................  -12.71%   -12.57%
    South Korea.......................................    4.63%     6.24%
    Taiwan............................................   -5.30%    -3.07%
    South Africa......................................   10.15%    -2.95%
    India.............................................  -12.30%   -19.99%
    Russia............................................   -1.24%     0.22%
    Mexico............................................    5.26%    -1.38%
    Malaysia..........................................    2.08%     3.53%
    Indonesia.........................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

MASTER-FEEDER STRUCTURE

   The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2011, total returns were -8.53% for the Portfolio's Class R2 shares, -8.26% for the Portfolio's Institutional Class shares, and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Master Fund's larger allocation to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks, which outperformed, was the primary contributor to the Portfolio's relative underperformance as compared to the Index. An additional component of the Portfolio's relative performance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011


            Russell 3000(R) Index............................. 7.90%
            Russell Microcap(R) Index (micro cap stocks)...... 2.11%
            Russell 2000(R) Index (small cap stocks).......... 6.71%
            Russell 1000(R) Index (large cap stocks).......... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

            Russell 2000(R) Value Index (small cap value
              stocks)......................................... 3.54%
            Russell 2000(R) Growth Index (small cap growth
              stocks)......................................... 9.84%
            Russell 1000(R) Value Index (large cap value
              stocks)......................................... 6.16%
            Russell 1000(R) Growth Index (large cap growth
              stocks)......................................... 9.92%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

DOMESTIC EQUITY PORTFOLIO PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio utilizes futures to gain market exposure for uninvested cash. The Portfolio was mostly invested in equities or equivalents throughout the year. The average unequitized cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, the total return was 8.09% for the Portfolio and 8.09% for the S&P(R) 500 Index. The Portfolio's return is net of fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO**
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  800.06    0.71%    $3.22
   Institutional Class Shares.......... $1,000.00 $  801.65    0.45%    $2.04
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,021.63    0.71%    $3.62
   Institutional Class Shares.......... $1,000.00 $1,022.94    0.45%    $2.29

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. LARGE COMPANY PORTFOLIO
Actual Fund Return                      $1,000.00 $  929.30    0.10%    $0.49
Hypothetical 5% Annual Return           $1,000.00 $1,024.70    0.10%    $0.51
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
DFA International Value Portfolio..............              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO

              Consumer Discretionary.......................  10.7%
              Consumer Staples.............................  11.1%
              Energy.......................................  12.3%
              Financials...................................  12.2%
              Health Care..................................  11.5%
              Industrials..................................  10.6%
              Information Technology.......................  19.6%
              Materials....................................   3.6%
              Real Estate Investment Trusts................   1.7%
              Telecommunication Services...................   3.0%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                    VALUE+
                                                                --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The DFA International Value Series of
   The DFA Investment Trust Company............................ $5,294,550,274
                                                                --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
      $4,935,484,114).......................................... $5,294,550,274
                                                                ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note):

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                        SHARES      VALUE+    OF NET ASSETS**
                                       --------- ------------ ---------------
  COMMON STOCKS -- (87.4%)
  Consumer Discretionary -- (9.3%)
    *Amazon.com, Inc..................   118,016 $ 25,197,596       0.7%
     Comcast Corp. Class A............   893,415   20,950,582       0.5%
    #Home Depot, Inc..................   508,367   18,199,539       0.5%
     McDonald's Corp..................   335,301   31,132,698       0.8%
   #*Walt Disney Co. (The)............   603,169   21,038,535       0.6%
     Other Securities.................            278,986,770       7.4%
                                                 ------------      ----
  Total Consumer Discretionary........            395,505,720      10.5%
                                                 ------------      ----
  Consumer Staples -- (9.7%)
     Altria Group, Inc................   673,116   18,544,346       0.5%
     Coca-Cola Co. (The)..............   746,192   50,979,837       1.3%
     CVS Caremark Corp................   437,050   15,864,915       0.4%
     Kraft Foods, Inc. Class A........   573,955   20,191,737       0.5%
     PepsiCo, Inc.....................   514,319   32,376,381       0.9%
     Philip Morris International, Inc.   570,832   39,884,032       1.1%
     Procter & Gamble Co. (The).......   892,978   57,141,662       1.5%
     Wal-Mart Stores, Inc.............   571,250   32,401,300       0.9%
     Other Securities.................            142,732,628       3.8%
                                                 ------------      ----
  Total Consumer Staples..............            410,116,838      10.9%
                                                 ------------      ----
  Energy -- (10.7%)
     Chevron Corp.....................   650,935   68,380,722       1.8%
     ConocoPhillips...................   446,209   31,078,457       0.8%
     Exxon Mobil Corp................. 1,580,105  123,390,399       3.3%
     Occidental Petroleum Corp........   264,136   24,548,800       0.6%
     Schlumberger, Ltd................   438,521   32,218,138       0.9%
     Other Securities.................            175,759,383       4.7%
                                                 ------------      ----
  Total Energy........................            455,375,899      12.1%
                                                 ------------      ----
  Financials -- (10.7%)
     American Express Co..............   337,518   17,085,161       0.4%
     Bank of America Corp............. 3,293,475   22,494,434       0.6%
   #*Berkshire Hathaway, Inc..........   571,520   44,498,547       1.2%
     Citigroup, Inc...................   948,284   29,956,292       0.8%
     Goldman Sachs Group, Inc. (The)..   164,374   18,007,172       0.5%
     JPMorgan Chase & Co.............. 1,267,125   44,045,265       1.2%
    #U.S. Bancorp.....................   624,267   15,974,993       0.4%
     Wells Fargo & Co................. 1,715,859   44,457,907       1.2%
     Other Securities.................            217,596,517       5.8%
                                                 ------------      ----
  Total Financials....................            454,116,288      12.1%
                                                 ------------      ----
  Health Care -- (10.1%)
    #Abbott Laboratories..............   505,860   27,250,678       0.7%
     Amgen, Inc.......................   300,313   17,198,926       0.5%
    #Bristol-Myers Squibb Co..........   554,312   17,510,716       0.5%
     Johnson & Johnson................   890,568   57,343,674       1.5%
     Merck & Co., Inc................. 1,001,207   34,541,642       0.9%
     Pfizer, Inc...................... 2,535,560   48,834,886       1.3%
    #UnitedHealth Group, Inc..........   349,732   16,783,639       0.4%
     Other Securities.................            207,608,489       5.5%
                                                 ------------      ----
  Total Health Care...................            427,072,650      11.3%
                                                 ------------      ----
  Industrials -- (9.2%)
     3M Co............................   230,587   18,220,985       0.5%
     Caterpillar, Inc.................   209,960   19,832,822       0.5%
     General Electric Co.............. 3,444,931   57,564,797       1.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES       VALUE+     OF NET ASSETS**
                                                            ---------- -------------- ---------------
Industrials -- (Continued)
   United Parcel Service, Inc..............................    318,739 $   22,388,227       0.6%
   United Technologies Corp................................    295,316     23,028,742       0.6%
   Other Securities........................................               250,740,230       6.7%
                                                                       --------------      ----
Total Industrials..........................................               391,775,803      10.4%
                                                                       --------------      ----
Information Technology -- (17.1%)
  *Apple, Inc..............................................    301,288    121,955,357       3.2%
   Cisco Sytems, Inc.......................................  1,787,467     33,121,764       0.9%
 #*EMC Corp................................................    671,072     16,447,975       0.4%
  *Google, Inc.............................................     81,847     48,505,806       1.3%
   Hewlett-Packard Co......................................    674,065     17,936,870       0.5%
   Intel Corp..............................................  1,706,487     41,877,191       1.1%
   International Business Machines Corp....................    388,120     71,658,596       1.9%
   Microsoft Corp..........................................  2,423,288     64,532,159       1.7%
   Oracle Corp.............................................  1,284,041     42,078,024       1.1%
   QUALCOMM, Inc...........................................    545,886     28,167,718       0.8%
   Other Securities........................................               238,955,466       6.4%
                                                                       --------------      ----
Total Information Technology...............................               725,236,926      19.3%
                                                                       --------------      ----
Materials -- (3.2%)
   Other Securities........................................               135,360,651       3.6%
                                                                       --------------      ----
Real Estate Investment Trusts -- (1.5%)
   Other Securities........................................                62,132,070       1.6%
                                                                       --------------      ----
Telecommunication Services -- (2.6%)
   AT&T, Inc...............................................  1,925,850     56,446,663       1.5%
   Verizon Communications, Inc.............................    919,890     34,017,532       0.9%
   Other Securities........................................                21,502,747       0.6%
                                                                       --------------      ----
Total Telecommunication Services...........................               111,966,942       3.0%
                                                                       --------------      ----
Utilities -- (3.3%)
   Other Securities........................................               137,456,106       3.7%
                                                                       --------------      ----
TOTAL COMMON STOCKS........................................             3,706,115,893      98.5%
                                                                       --------------      ----
TEMPORARY CASH INVESTMENTS -- (1.2%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares.................................. 50,002,804     50,002,804       1.3%
                                                                       --------------      ----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                           SHARES/
                                            FACE                       PERCENTAGE
                                           AMOUNT         VALUE+     OF NET ASSETS**
                                         ------------ -------------- ---------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@DFA Short Term Investment Fund......  482,655,415 $  482,655,415       12.9%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $745,251 FHLMC,
     rates ranging from 4.500% to
     6.000%, maturities ranging from
     07/01/30 to 10/01/36 & FNMA, rates
     ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26
     to 06/01/41, valued at $747,930)
     to be repurchased at $723,547...... $        724        723,545        0.0%
                                                      --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 483,378,960       12.9%
                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,089,181,381).................              $4,239,497,657      112.7%
                                                      ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  395,505,720           --   --    $  395,505,720
   Consumer Staples.........    410,116,838           --   --       410,116,838
   Energy...................    455,375,899           --   --       455,375,899
   Financials...............    454,116,288           --   --       454,116,288
   Health Care..............    427,072,650           --   --       427,072,650
   Industrials..............    391,775,803           --   --       391,775,803
   Information Technology...    725,236,926           --   --       725,236,926
   Materials................    135,360,651           --   --       135,360,651
   Real Estate Investment
     Trusts.................     62,132,070           --   --        62,132,070
   Telecommunication
     Services...............    111,966,942           --   --       111,966,942
   Utilities................    137,456,106           --   --       137,456,106
Temporary Cash Investments..     50,002,804           --   --        50,002,804
Securities Lending
  Collateral................             -- $483,378,960   --       483,378,960
Futures Contracts**.........      3,744,105           --   --         3,744,105
                             -------------- ------------   --    --------------
TOTAL....................... $3,759,862,802 $483,378,960   --    $4,243,241,762
                             ============== ============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        DFA
                                                   INTERNATIONAL   U.S. LARGE
                                                       VALUE        COMPANY
                                                     PORTFOLIO     PORTFOLIO
                                                  --------------  ------------
 ASSETS:
 Investments in Affiliated Investment Company at
   Value......................................... $    5,294,550            --
 Investments at Value (including $0 and $471,717
   of securities on loan, respectively)..........             --  $  3,706,116
 Temporary Cash Investments at Value & Cost......             --        50,003
 Collateral Received from Securities on Loan at
   Value & Cost..................................             --           724
 Affiliated Collateral Received from Securities
   on Loan at Value & Cost.......................             --       482,655
 Cash............................................             --         3,360
 Receivables:
    Dividends and Interest.......................             --         4,231
    Securities Lending Income....................             --            79
    Fund Shares Sold.............................         17,886         2,769
 Prepaid Expenses and Other Assets...............             50            62
                                                  --------------  ------------
        Total Assets.............................      5,312,486     4,249,999
                                                  --------------  ------------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned.............             --       483,379
    Affiliated Investment Company Purchased......         16,059            --
    Fund Shares Redeemed.........................          1,827         2,618
    Due to Advisor...............................            853           236
    Futures Margin Variation.....................             --         1,341
 Accrued Expenses and Other Liabilities..........            322           412
                                                  --------------  ------------
        Total Liabilities........................         19,061       487,986
                                                  --------------  ------------
 NET ASSETS...................................... $    5,293,425  $  3,762,013
                                                  ==============  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE:
 Class R2 Shares -- based on net assets of
   $6,102 and $0 and shares outstanding of
   385,441 and 0, respectively................... $        15.83           N/A
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................    100,000,000           N/A
                                                  ==============  ============
 Institutional Class Shares -- based on net
   assets of $5,287,323 and $3,762,013 and
   shares outstanding of 334,106,318 and
   380,153,718, respectively..................... $        15.83  $       9.90
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................  1,500,000,000   900,000,000
                                                  ==============  ============
 Investment in Affiliated Investment Company at
   Cost.......................................... $    4,935,484  $         --
                                                  --------------  ------------
 Investments at Cost............................. $           --  $  2,555,800
                                                  ==============  ============
 NET ASSETS CONSIST OF:
 Paid-In Capital................................. $    5,893,047  $  3,268,088
 Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income).......................................         22,345        10,511
 Accumulated Net Realized Gain (Loss)............       (981,194)     (670,646)
 Net Unrealized Foreign Exchange Gain (Loss).....            161            --
 Net Unrealized Appreciation (Depreciation)......        359,066     1,154,060
                                                  --------------  ------------
 NET ASSETS...................................... $    5,293,425  $  3,762,013
                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                            DFA
                                                       INTERNATIONAL U.S. LARGE
                                                           VALUE      COMPANY
                                                        PORTFOLIO*   PORTFOLIO
                                                       ------------- ----------
 INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of
      $15,502 and $0, respectively)...................   $ 194,514    $ 78,648
    Interest..........................................          23          28
    Income from Securities Lending....................       9,588         589
    Expenses Allocated from Affiliated Investment
      Company.........................................     (12,868)         --
                                                         ---------    --------
           Total Investment Income....................     191,257      79,265
                                                         ---------    --------
 EXPENSES
    Investment Advisory Services Fees.................          --         968
    Administrative Services Fees......................      11,024       1,936
    Accounting & Transfer Agent Fees..................          80         426
    Shareholder Servicing Fees -- Class R2 Shares.....          15          --
    S&P 500(R) Fees...................................          --          98
    Custodian Fees....................................          --          50
    Filing Fees.......................................         173          70
    Shareholders' Reports.............................         148         110
    Directors'/Trustees' Fees & Expenses..............          49          35
    Professional Fees.................................         139         119
    Other.............................................          47          37
                                                         ---------    --------
           Total Expenses.............................      11,675       3,849
                                                         ---------    --------
    Fees Waived, Expenses Reimbursed, and/or
      Previously Waived Fees Recovered by Advisor
      (Note C)........................................          --          22
                                                         ---------    --------
    Net Expenses......................................      11,675       3,871
                                                         ---------    --------
    NET INVESTMENT INCOME (LOSS)......................     179,582      75,394
                                                         ---------    --------
 REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
        Investment Securities Sold....................     112,233     (44,142)
        Futures.......................................          --       2,851
        Foreign Currency Transactions.................         364          --
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency....................................    (767,465)    251,680
        Futures.......................................          --       2,298
        Translation of Foreign Currency
          Denominated Amounts.........................        (353)         --
                                                         ---------    --------
    NET REALIZED AND UNREALIZED GAIN (LOSS)...........    (655,221)    212,687
                                                         ---------    --------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................   $(475,639)   $288,081
                                                         =========    ========
--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                             DFA INTERNATIONAL          U.S. LARGE
                                                              VALUE PORTFOLIO        COMPANY PORTFOLIO
                                                          ----------------------  ----------------------
                                                             YEAR        YEAR        YEAR        YEAR
                                                            ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2011        2010        2011        2010
                                                          ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $  179,582  $  108,980  $   75,394  $   43,125
   Capital Gain Distributions Received from
     Investment..........................................
   Securities............................................         --          --          --          81
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................    112,233     255,538     (44,142)    (88,214)
       Futures...........................................         --          --       2,851          76
       Foreign Currency Transactions.....................        364         (99)         --          --
     Change in Unrealized Appreciation
       (Depreciation) of:................................
       Investment Securities and Foreign Currency........   (767,465)    138,488     251,680     688,388
       Futures...........................................         --          --       2,298      (3,735)
       Translation of Foreign Currency
         Denominated Amounts.............................       (353)        342          --          --
                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................   (475,639)    503,249     288,081     639,721
                                                          ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares...................................       (172)       (249)         --          --
       Institutional Class Shares........................   (172,488)   (107,160)    (74,515)    (35,473)
                                                          ----------  ----------  ----------  ----------
          Total Distributions............................   (172,660)   (107,409)    (74,515)    (35,473)
                                                          ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................  1,450,393   1,032,364     651,122   3,071,799
   Shares Issued in Lieu of Cash Distributions...........    162,689     101,479      62,748      30,048
   Shares Redeemed.......................................   (834,167)   (808,163)   (878,396)   (778,811)
                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................    778,915     325,680    (164,526)  2,323,036
                                                          ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........    130,616     721,520      49,040   2,927,284
NET ASSETS
   Beginning of Period...................................  5,162,809   4,441,289   3,712,973     785,689
                                                          ----------  ----------  ----------  ----------
   End of Period......................................... $5,293,425  $5,162,809  $3,762,013  $3,712,973
                                                          ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................     82,666      62,742      65,475     350,368
   Shares Issued in Lieu of Cash Distributions...........      9,157       6,675       6,398       3,492
   Shares Redeemed.......................................    (47,291)    (49,142)    (89,099)    (52,726)
   Shares Reduced by Reverse Stock Split (Note G)........         (2)       (453)         --          --
                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     44,530      19,822     (17,226)    301,134
                                                          ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)................................................ $   22,345  $   14,433  $   10,511  $    9,631

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                              CLASS R2 SHARES+
                                                               ---------------------------------------
                                                                 YEAR      YEAR     YEAR
                                                                ENDED     ENDED    ENDED   PERIOD APRIL 30,
                                                               OCT. 31,  OCT. 31, OCT. 31,    2008(a) TO
                                                                 2011      2010     2009    OCT. 31, 2008
Net Asset Value, Beginning of Period..........................  $17.82    $17.13   $13.58      $ 26.31
                                                                ------    ------   ------      -------
Income from Investment Operations
   Net Investment Income (Loss) (A)...........................    0.53      0.37     0.42         0.66
   Net Gains (Losses) on Securities (Realized and Unrealized).   (2.00)     1.29     4.10       (11.73)
                                                                ------    ------   ------      -------
       Total from Investment Operations.......................   (1.47)     1.66     4.52       (11.07)
                                                                ------    ------   ------      -------
Less Distributions
   Net Investment Income......................................   (0.52)    (0.97)   (0.97)       (1.66)
   Net Realized Gains.........................................      --        --       --           --
                                                                ------    ------   ------      -------
       Total Distributions....................................   (0.52)    (0.97)   (0.97)       (1.66)
                                                                ------    ------   ------      -------
Net Asset Value, End of Period................................  $15.83    $17.82   $17.13      $ 13.58
                                                                ======    ======   ======      =======
Total Return..................................................   (8.53)%   10.60%   34.86%      (44.63)%(C)
                                                                ------    ------   ------      -------
Net Assets, End of Period (thousands).........................  $6,102    $4,952   $3,443      $ 3,372
Ratio of Expenses to Average Net Assets (D)...................    0.71%     0.72%    0.74%        0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets..........    2.97%     2.11%    2.96%        7.47%(B)(E)

                                                                        DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                            INSTITUTIONAL CLASS SHARES
                                                   ---------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                      ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                       2011        2010        2009          2008          2007        2006
Net Asset Value, Beginning of Period.............. $    17.81   $    16.46  $    12.54  $    25.51      $    22.71  $    17.67
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Income from Investment Operations
   Net Investment Income (Loss) (A)...............       0.58         0.39        0.40        0.74            0.72        0.66
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (1.99)        1.34        3.92      (12.44)           3.09        5.37
                                                   ----------   ----------  ----------  ----------      ----------  ----------
       Total from Investment Operations...........      (1.41)        1.73        4.32      (11.70)           3.81        6.03
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income..........................      (0.57)       (0.38)      (0.40)      (0.78)          (0.63)      (0.65)
   Net Realized Gains.............................         --           --          --       (0.49)          (0.38)      (0.34)
                                                   ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions........................      (0.57)       (0.38)      (0.40)      (1.27)          (1.01)      (0.99)
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.................... $    15.83   $    17.81  $    16.46  $    12.54      $    25.51  $    22.71
                                                   ==========   ==========  ==========  ==========      ==========  ==========
Total Return......................................      (8.26)%      10.94%      35.11%     (47.96)%(C)      17.09%      35.39%
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)............. $5,287,323   $5,157,857  $4,437,846  $3,350,073      $6,262,069  $4,456,059
Ratio of Expenses to Average Net Assets (D).......       0.45%        0.45%       0.46%       0.44%(B)        0.44%       0.44%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.26%        2.34%       3.00%       3.86%(B)        2.89%       3.25%

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         U.S. LARGE COMPANY PORTFOLIO
                                             --------------------------------------------------------------------------------
                                                YEAR         YEAR          YEAR         PERIOD             YEAR          YEAR
                                               ENDED        ENDED         ENDED      DEC. 1, 2007         ENDED         ENDED
                                              OCT. 31,     OCT. 31,      OCT. 31,         TO             NOV. 30,      NOV. 30,
                                                2011         2010          2009      OCT. 31, 2008         2007          2006
                                             ----------  ----------    --------     -------------     ----------     --------
Net Asset Value, Beginning of Period........ $     9.34  $     8.16    $   7.62       $  11.63        $    11.00     $   9.82
                                             ----------  ----------    --------       --------        ----------     --------
Income from Investment Operations
   Net Investment Income (Loss) (A).........       0.19        0.18        0.18           0.20              0.22         0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.56        1.15        0.55          (3.99)             0.62         1.18
                                             ----------  ----------    --------       --------        ----------     --------
       Total from Investment Operations.....       0.75        1.33        0.73          (3.79)             0.84         1.37
                                             ----------  ----------    --------       --------        ----------     --------
Less Distributions
   Net Investment Income....................      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)       (0.19)
                                             ----------  ----------    --------       --------        ----------     --------
       Total Distributions..................      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)       (0.19)
                                             ----------  ----------    --------       --------        ----------     --------
Net Asset Value, End of Period.............. $     9.90  $     9.34    $   8.16       $   7.62        $    11.63     $  11.00
                                             ==========  ==========    ========       ========        ==========     ========
Total Return................................       8.09%      16.47%      10.07%        (33.10)%(C)         7.71%       14.11%
                                             ----------  ----------    --------       --------        ----------     --------
Net Assets, End of Period (thousands)....... $3,762,013  $3,712,973    $785,689       $729,218        $1,002,142     $877,405
Ratio of Expenses to Average Net Assets.....       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)     0.10%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees)...................       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)     0.11%(D)
Ratio of Net Investment Income to
  Average Net Assets........................       1.95%       1.99%       2.53%          2.10%(B)          1.90%        1.90%
Portfolio Turnover Rate.....................          4%          1%*       N/A            N/A               N/A          N/A

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2011, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFAInternational Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

TARGET                                                                                 VALUE
FUND                            SHARES          ACQUIRING FUND           SHARES    (IN THOUSANDS)
------                        ---------- ----------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio  83,482,168 Institutional Index Portfolio 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

TARGET                UNREALIZED APPRECIATION
FUND       NET ASSETS     (DEPRECIATION)         ACQUIRING FUND      NET ASSETS
------     ---------- ----------------------- ---------------------  ----------
U.S.
Large                                         U.S. Large Company
Company                                       Institutional Index
Portfolio  $2,731,987        $315,984         Portfolio               $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

           Net Investement Income....................... $ 71,681(a)
           Net Realized and Unrealized Gain (Loss) on
             Investments................................  501,073(b)
                                                         --------
           Net Increase in Net Assets Resulting from
             Operations................................. $572,754
                                                         ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              DFA International Value Portfolio............ 0.20%
              U.S. Large Company Portfolio................. 0.05%

   For the year ended October 31, 2011, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Large Company Portfolio................. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                 PREVIOUSLY
                                                 RECOVERY       WAIVED FEES/
                                              OF PREVIOUSLY   EXPENSES ASSUMED
                                     EXPENSE   WAIVED FEES/   SUBJECT TO FUTURE
                                     LIMITS  EXPENSES ASSUMED     RECOVERY
                                     ------- ---------------- -----------------
DFA International Value Portfolio
  -- Class R2 Shares (1) ...........  0.79%         --                --
U.S. Large Company Portfolio (2)....  0.10%        $22              $598

   (1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to reduce the ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the applicable percentage of average net assets as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through investment in other investment companies) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

                    DFA International Value Portfolio. $126
                    U.S. Large Company Portfolio......  199

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                    Purchases...................... $142,632
                    Sales..........................  310,102

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN-CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA International Value Portfolio          --          $990         $  (990)
U.S. Large Company Portfolio.....    $(11,723)            1          11,722

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio.
    2010..............................    $107,409         --       $107,409
    2011..............................     172,660         --        172,660
    U.S. Large Company Portfolio......
    2010..............................      35,473         --         35,473
    2011..............................      74,515         --         74,515

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                               TOTAL NET
                        NET INVESTMENT                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED                EARNINGS
                          SHORT-TERM     LONG-TERM   CAPITAL LOSS (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARYFORWARD     LOSSES)
                        -------------- ------------- ------------ -------------
 DFA International
   Value Portfolio.....    $24,411          --        $(981,047)    $(956,636)
 U.S. Large Company
   Portfolio...........     10,710          --         (416,033)     (405,323)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                       EXPIRES ON OCTOBER 31,
                                   -------------------------------------------------------------- --------
                                    2012   2013    2014   2015     2016    2017    2018    2019    TOTAL
                                   ------ ------- ------ ------- -------- ------- ------- ------- --------
DFA International Value Portfolio.     --      --     --      -- $981,047      --      --      -- $981,047
U.S. Large Company Portfolio...... $5,486 $10,569 $1,944 $86,015  100,024 $87,500 $80,822 $43,673  416,033

   For the year ended October 31, 2011, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $111,607 (in thousands).

   For the year ended October 31, 2011, U.S. Large Company Portfolio had capital loss carryforward expirations of $13,997 (in thousands).

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                           FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                           TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                          ---------- ------------ -------------- --------------
DFA International Value
  Portfolio.............. $4,937,524  $  797,758    $(440,732)      $357,026
U.S. Large Company
  Portfolio..............  3,340,050   1,412,052     (512,604)       899,448

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Certain prior year balances have been reclassified to conform with current year presentations. Such reclassfications impacted the paid-in-capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statement of assets and liabilities of U.S. Large Company Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                              YEAR                 YEAR
                                             ENDED                ENDED
                                         OCT. 31, 2011        OCT. 31, 2010
                                      -------------------  -------------------
                                        AMOUNT     SHARES    AMOUNT     SHARES
                                      ----------  -------  ----------  -------
 DFA INTERNATIONAL VALUE PORTFOLIO
 Class R2 Shares
    Shares Issued.................... $    4,366      246  $    2,443      375
    Shares Issued in Lieu of Cash
      Distributions..................        172        9         249       43
    Shares Redeemed..................     (2,617)    (146)     (1,361)    (215)
    Shares Reduced by Reverse Stock
      Split..........................         --       (2)         --     (453)
                                      ----------  -------  ----------  -------
 Net Increase (Decrease) -- Class R2
   Shares                             $    1,921      107  $    1,331     (250)
                                      ==========  =======  ==========  =======
 Institutional Class Shares
    Shares Issued.................... $1,446,027   82,420  $1,029,921   62,367
    Shares Issued in Lieu of Cash
      Distributions..................    162,517    9,148     101,230    6,632
    Shares Redeemed..................   (831,550) (47,145)   (806,802) (48,927)
                                      ----------  -------  ----------  -------
 Net Increase (Decrease) --
   Institutional Class Shares........ $  776,994   44,423  $  324,349   20,072
                                      ==========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2011, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                         APPROXIMATE
                                              EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION      DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              --------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio. S&P 500(R)Index 12/16/2011    173     $54,032    $3,744      $3,360

* During the year ended October 31, 2011, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $51,173 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the

Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of U.S. Large Company Portfolio's derivative instrument holdings for the year ended October 31, 2011.

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Company Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                         -----------------------
                              LOCATION ON THE STATEMENTS
                                    OF ASSETS AND                EQUITY
                                     LIABILITIES                CONTRACTS
                              -------------------------- -----------------------
                                  Payables: Futures
U.S. Large Company Portfolio.      Margin Variation              $3,744*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the year ended October 31, 2011:

                                     LOCATION OF GAIN (LOSS)
                                         ON DERIVATIVES
  DERIVATIVE TYPE                     RECOGNIZED IN INCOME
  ---------------   ----------------------------------------------------------
  Equity contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                    Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2011 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $2,851

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $2,298

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
               ------------- ------------ ------------ -------- ---------------
U.S. Large
  Company
  Portfolio...     0.87%       $10,549         4          $1        $13,712

* Number of Days Outstanding represents the total of single or consecutive days during the year ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2011.

J. SECURITIES LENDING:

   As of October 31, 2011, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

N. OTHER:

   At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                   PERCENTAGE
                                                      NUMBER OF   OF OUSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
DFA International Value Portfolio -- Class R2 Shares      2            65%
DFA International Value Portfolio -- Institutional
  Class Shares......................................      2            45%
U.S. Large Company Portfolio........................      2            67%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

            U.S. LARGE  RUSSELL
            CAP VALUE  1000 VALUE
              SERIES     INDEX
            ---------- ----------
10/31/2001  10,000.00  10,000.00
11/30/2001  10,943.95  10,581.00
12/31/2001  11,201.62  10,830.71
1/31/2002   11,323.13  10,747.32
2/28/2002   11,467.42  10,764.51
3/31/2002   11,944.31  11,273.67
4/30/2002   11,837.80  10,886.99
5/31/2002   11,913.88  10,941.42
6/30/2002   11,191.23  10,313.38
7/31/2002    9,946.91   9,354.24
8/31/2002   10,107.22   9,424.39
9/30/2002    8,987.27   8,376.40
10/31/2002   9,339.71   8,997.09
11/30/2002   9,998.25   9,563.91
12/31/2002   9,548.86   9,148.84
1/31/2003    9,325.36   8,927.43
2/28/2003    9,055.62   8,689.07
3/31/2003    9,012.87   8,703.84
4/30/2003    9,847.68   9,469.78
5/31/2003   10,504.71  10,081.53
6/30/2003   10,617.26  10,207.55
7/31/2003   10,888.70  10,359.64
8/31/2003   11,276.47  10,521.25
9/30/2003   11,028.61  10,418.14
10/31/2003  11,768.00  11,055.73
11/30/2003  12,031.56  11,206.09
12/31/2003  12,858.14  11,896.39
1/31/2004   13,077.27  12,105.76
2/29/2004   13,413.79  12,364.83
3/31/2004   13,359.72  12,256.02
4/30/2004   13,140.19  11,956.97
5/31/2004   13,210.75  12,078.93
6/30/2004   13,610.20  12,363.99
7/31/2004   13,169.63  12,189.66
8/31/2004   13,169.63  12,362.75
9/30/2004   13,573.99  12,554.38
10/31/2004  13,739.71  12,762.78
11/30/2004  14,639.39  13,408.58
12/31/2004  15,226.33  13,857.76
1/31/2005   14,845.27  13,611.10
2/28/2005   15,297.78  14,061.62
3/31/2005   15,256.09  13,868.98
4/30/2005   14,739.34  13,620.72
5/31/2005   15,367.39  13,948.73
6/30/2005   15,684.56  14,101.26
7/31/2005   16,466.00  14,509.24
8/31/2005   16,330.44  14,446.19
9/30/2005   16,581.97  14,649.02
10/31/2005  16,142.02  14,276.97
11/30/2005  16,786.57  14,743.83
12/31/2005  16,809.40  14,831.90
1/31/2006   17,610.24  15,407.84
2/28/2006   17,551.85  15,501.93
3/31/2006   17,863.99  15,711.91
4/30/2006   18,365.56  16,111.25
5/31/2006   18,031.18  15,704.27
6/30/2006   18,184.95  15,804.62
7/31/2006   17,924.69  16,188.89
8/31/2006   18,218.54  16,459.82
9/30/2006   18,723.40  16,787.77
10/31/2006  19,464.92  17,337.39
11/30/2006  19,835.14  17,733.15
12/31/2006  20,233.10  18,131.24
1/31/2007   20,823.45  18,363.12
2/28/2007   20,510.39  18,076.84
3/31/2007   20,653.25  18,356.32
4/30/2007   21,531.73  19,034.63
5/31/2007   22,419.17  19,721.20
6/30/2007   22,058.59  19,260.39
7/31/2007   20,691.73  18,369.72
8/31/2007   20,296.06  18,575.56
9/30/2007   20,825.43  19,213.59
10/31/2007  20,942.73  19,215.71
11/30/2007  19,772.61  18,276.56
12/31/2007  19,706.79  18,099.83
1/31/2008   18,953.37  17,374.87
2/29/2008   18,372.43  16,646.90
3/31/2008   18,200.96  16,522.05
4/30/2008   19,348.20  17,327.43
5/31/2008   19,812.56  17,299.93
6/30/2008   17,640.96  15,643.96
7/31/2008   17,448.91  15,587.48
8/31/2008   17,787.28  15,852.47
9/30/2008   16,189.34  14,687.77
10/31/2008  12,549.67  12,145.13
11/30/2008  11,318.77  11,274.22
12/31/2008  11,687.03  11,430.71
1/31/2009   10,299.49  10,116.29
2/28/2009    8,856.07   8,764.65
3/31/2009    9,731.44   9,514.06
4/30/2009   11,305.23  10,533.88
5/31/2009   12,171.28  11,185.26
6/30/2009   12,022.28  11,102.66
7/31/2009   13,167.70  12,011.43
8/31/2009   14,061.69  12,639.69
9/30/2009   14,676.31  13,128.03
10/31/2009  14,043.07  12,726.25
11/30/2009  14,834.62  13,443.54
12/31/2009  15,244.36  13,681.45
1/31/2010   14,890.49  13,296.67
2/28/2010   15,533.05  13,716.38
3/31/2010   16,743.66  14,609.32
4/30/2010   17,274.46  14,987.35
5/31/2010   15,793.79  13,755.45
6/30/2010   14,601.81  12,981.10
7/31/2010   15,747.23  13,859.89
8/31/2010   14,797.37  13,266.83
9/30/2010   16,240.79  14,296.12
10/31/2010  16,846.09  14,725.09
11/30/2010  16,715.72  14,647.16
12/31/2010  18,345.39  15,802.89
1/31/2011   18,932.07  16,160.37
2/28/2011   19,956.43  16,756.44
3/31/2011   20,049.55  16,822.99
4/30/2011   20,561.73  17,270.96
5/31/2011   20,263.74  17,088.49
6/30/2011   19,909.87  16,738.11
7/31/2011   18,997.25  16,182.92
8/31/2011   17,395.52  15,173.01
9/30/2011   15,635.48  14,026.33
10/31/2011  17,805.27  15,632.24

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       5.69% -1.77% 5.94%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                             MSCI
                 DFA       WORLD EX
            INTERNATIONAL USA INDEX
            VALUE SERIES  (NET DIV.)
            ------------- ----------
10/31/2001    10,000.00   10,000.00
11/30/2001    10,366.45   10,393.05
12/31/2001    10,409.11   10,459.69
1/31/2002     10,183.27    9,927.67
2/28/2002     10,296.19    9,988.19
3/31/2002     10,942.91   10,519.13
4/30/2002     11,312.46   10,581.25
5/31/2002     11,692.28   10,719.90
6/30/2002     11,364.25   10,283.85
7/31/2002     10,201.88    9,261.52
8/31/2002     10,191.50    9,247.14
9/30/2002      8,980.01    8,266.41
10/31/2002     9,241.06    8,700.64
11/30/2002     9,793.32    9,101.20
12/31/2002     9,544.58    8,807.06
1/31/2003      9,229.23    8,471.49
2/28/2003      9,040.02    8,304.50
3/31/2003      8,825.93    8,144.45
4/30/2003      9,794.89    8,926.06
5/31/2003     10,532.14    9,479.67
6/30/2003     10,871.88    9,709.96
7/31/2003     11,363.15    9,932.72
8/31/2003     11,662.18   10,188.84
9/30/2003     12,108.49   10,494.52
10/31/2003    13,063.02   11,151.70
11/30/2003    13,342.64   11,404.48
12/31/2003    14,343.90   12,278.97
1/31/2004     14,711.14   12,449.94
2/29/2004     15,153.99   12,736.28
3/31/2004     15,390.55   12,800.04
4/30/2004     14,925.81   12,464.99
5/31/2004     15,077.12   12,523.26
6/30/2004     15,699.97   12,812.46
7/31/2004     15,120.91   12,421.74
8/31/2004     15,317.57   12,473.38
9/30/2004     15,807.56   12,836.97
10/31/2004    16,412.16   13,298.30
11/30/2004    17,632.35   14,182.70
12/31/2004    18,510.44   14,781.87
1/31/2005     18,326.26   14,490.86
2/28/2005     19,051.48   15,135.50
3/31/2005     18,581.17   14,791.94
4/30/2005     18,016.70   14,414.77
5/31/2005     18,039.74   14,441.06
6/30/2005     18,328.87   14,677.11
7/31/2005     19,146.60   15,151.11
8/31/2005     19,777.42   15,569.39
9/30/2005     20,333.48   16,279.93
10/31/2005    20,028.07   15,753.88
11/30/2005    20,384.62   16,171.07
12/31/2005    21,382.98   16,920.86
1/31/2006     22,843.40   17,991.10
2/28/2006     23,062.46   17,930.68
3/31/2006     24,036.07   18,499.33
4/30/2006     25,253.09   19,383.92
5/31/2006     24,230.80   18,647.48
6/30/2006     24,078.31   18,623.47
7/31/2006     24,449.12   18,797.96
8/31/2006     25,289.64   19,332.22
9/30/2006     25,639.80   19,316.65
10/31/2006    26,778.52   20,080.04
11/30/2006    27,668.30   20,678.14
12/31/2006    28,747.31   21,271.04
1/31/2007     29,289.47   21,400.80
2/28/2007     29,263.65   21,572.00
3/31/2007     30,209.59   22,124.75
4/30/2007     31,734.28   23,131.37
5/31/2007     32,819.65   23,645.05
6/30/2007     32,579.84   23,668.78
7/31/2007     31,673.75   23,341.60
8/31/2007     31,319.19   23,003.73
9/30/2007     32,954.25   24,310.66
10/31/2007    34,552.43   25,367.46
11/30/2007    32,459.31   24,375.45
12/31/2007    31,760.16   23,917.24
1/31/2008     29,187.33   21,760.83
2/29/2008     28,815.70   22,155.18
3/31/2008     29,161.07   21,838.92
4/30/2008     30,463.80   23,052.85
5/31/2008     30,478.12   23,402.67
6/30/2008     27,464.21   21,582.81
7/31/2008     26,686.64   20,814.76
8/31/2008     25,571.64   20,009.79
9/30/2008     22,584.98   17,120.81
10/31/2008    16,921.43   13,559.35
11/30/2008    15,883.30   12,824.03
12/31/2008    17,084.56   13,500.05
1/31/2009     14,726.53   12,240.40
2/28/2009     12,917.23   11,001.28
3/31/2009     14,326.12   11,726.22
4/30/2009     16,965.92   13,238.41
5/31/2009     19,487.08   14,912.63
6/30/2009     19,190.47   14,758.20
7/31/2009     21,474.34   16,143.96
8/31/2009     22,705.26   16,917.67
9/30/2009     23,862.03   17,615.66
10/31/2009    22,912.89   17,332.88
11/30/2009    23,595.08   17,761.74
12/31/2009    23,862.03   18,044.88
1/31/2010     22,482.81   17,199.03
2/28/2010     22,571.79   17,181.80
3/31/2010     24,351.43   18,287.85
4/30/2010     23,936.18   18,015.17
5/31/2010     21,133.24   16,027.20
6/30/2010     20,762.49   15,795.35
7/31/2010     23,357.80   17,255.24
8/31/2010     22,215.86   16,739.48
9/30/2010     24,603.55   18,345.25
10/31/2010    25,463.71   18,998.78
11/30/2010    24,188.30   18,194.20
12/31/2010    26,442.51   19,659.22
1/31/2011     27,569.62   20,082.72
2/28/2011     28,489.10   20,827.38
3/31/2011     27,703.09   20,410.15
4/30/2011     29,186.12   21,521.72
5/31/2011     28,133.17   20,883.72
6/30/2011     27,747.58   20,586.29
7/31/2011     26,857.76   20,246.71
8/31/2011     23,980.67   18,534.99
9/30/2011     21,355.70   16,673.65
10/31/2011    23,417.12   18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -8.04% -2.65% 8.88%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
            JAPANESE    JAPAN
             SMALL    SMALL CAP
            COMPANY   INDEX (NET
             SERIES     DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001   9,327.35  9,612.18
12/31/2001   8,273.54  8,450.66
1/31/2002    7,825.11  7,877.64
2/28/2002    8,452.91  8,289.40
3/31/2002    8,901.35  8,875.95
4/30/2002    9,260.09  9,462.07
5/31/2002   10,179.37 10,453.56
6/30/2002    9,730.94  9,993.50
7/31/2002    9,618.83  9,677.48
8/31/2002    9,484.30  9,452.00
9/30/2002    9,215.25  9,074.03
10/31/2002   8,497.76  8,135.29
11/30/2002   8,430.49  8,196.37
12/31/2002   8,363.23  8,013.23
1/31/2003    8,385.65  7,966.77
2/28/2003    8,991.03  8,370.73
3/31/2003    9,080.72  8,235.14
4/30/2003    9,484.30  8,492.03
5/31/2003   10,089.69  8,880.07
6/30/2003   10,896.86  9,876.75
7/31/2003   11,031.39  9,992.74
8/31/2003   11,995.52 11,252.49
9/30/2003   12,780.27 12,071.13
10/31/2003  13,295.96 12,965.80
11/30/2003  12,466.37 12,074.92
12/31/2003  13,206.28 12,938.18
1/31/2004   13,856.50 13,409.29
2/29/2004   13,946.19 13,374.63
3/31/2004   16,793.72 15,826.55
4/30/2004   16,233.18 15,323.06
5/31/2004   15,448.43 14,562.03
6/30/2004   16,950.67 16,093.72
7/31/2004   15,874.44 14,774.84
8/31/2004   16,121.08 14,929.06
9/30/2004   15,739.91 14,478.43
10/31/2004  16,053.81 14,746.14
11/30/2004  16,547.09 15,387.82
12/31/2004  17,354.26 16,132.71
1/31/2005   18,071.75 16,681.47
2/28/2005   18,744.39 17,000.41
3/31/2005   18,856.50 16,960.77
4/30/2005   18,340.81 16,822.91
5/31/2005   18,026.91 16,513.06
6/30/2005   18,363.23 16,736.48
7/31/2005   18,744.39 17,210.51
8/31/2005   19,798.21 17,801.18
9/30/2005   20,605.38 18,913.75
10/31/2005  21,255.61 19,291.61
11/30/2005  21,681.61 20,116.10
12/31/2005  24,125.56 22,836.49
1/31/2006   25,156.95 23,564.37
2/28/2006   23,654.71 22,029.98
3/31/2006   24,708.52 23,018.22
4/30/2006   25,201.79 23,132.47
5/31/2006   23,430.49 21,276.86
6/30/2006   22,533.63 20,610.49
7/31/2006   21,457.40 19,247.96
8/31/2006   21,816.14 19,759.90
9/30/2006   21,479.82 19,327.46
10/31/2006  21,322.87 19,203.45
11/30/2006  21,188.34 19,041.76
12/31/2006  21,367.71 19,152.66
1/31/2007   21,816.14 19,525.00
2/28/2007   22,690.58 20,295.43
3/31/2007   22,533.63 20,108.45
4/30/2007   22,219.73 19,764.20
5/31/2007   21,771.30 19,293.11
6/30/2007   22,130.04 19,419.79
7/31/2007   22,264.57 19,414.82
8/31/2007   21,322.87 18,232.06
9/30/2007   21,300.45 18,121.39
10/31/2007  21,434.98 18,776.67
11/30/2007  20,941.70 17,987.27
12/31/2007  19,641.26 16,911.13
1/31/2008   19,080.72 16,080.52
2/29/2008   18,946.19 16,256.79
3/31/2008   19,327.35 16,262.06
4/30/2008   19,461.88 16,463.98
5/31/2008   20,179.37 16,971.30
6/30/2008   19,237.67 15,929.21
7/31/2008   18,699.55 15,407.85
8/31/2008   17,668.16 14,727.10
9/30/2008   16,524.66 13,289.05
10/31/2008  15,313.90 11,886.37
11/30/2008  15,717.49 12,371.81
12/31/2008  17,331.84 13,335.23
1/31/2009   16,143.50 12,636.29
2/28/2009   14,058.30 10,974.99
3/31/2009   14,686.10 11,362.30
4/30/2009   15,291.48 11,943.61
5/31/2009   17,174.89 13,405.20
6/30/2009   18,318.39 14,257.97
7/31/2009   18,699.55 14,614.88
8/31/2009   19,686.10 15,434.15
9/30/2009   19,484.30 15,373.22
10/31/2009  18,789.24 14,810.53
11/30/2009  18,026.91 14,281.12
12/31/2009  17,959.64 14,014.45
1/31/2010   18,206.28 14,316.74
2/28/2010   18,565.02 14,588.56
3/31/2010   19,506.73 15,252.36
4/30/2010   20,089.69 15,665.44
5/31/2010   18,408.07 14,578.75
6/30/2010   18,699.55 14,643.15
7/31/2010   19,035.87 14,820.66
8/31/2010   18,520.18 14,506.95
9/30/2010   19,327.35 15,100.17
10/31/2010  18,923.77 14,976.12
11/30/2010  19,394.62 15,267.84
12/31/2010  21,188.34 16,808.33
1/31/2011   21,681.61 17,008.22
2/28/2011   22,690.58 17,692.38
3/31/2011   21,278.03 16,600.65
4/30/2011   21,165.92 16,615.70
5/31/2011   20,807.17 16,368.73
6/30/2011   21,860.99 16,978.44
7/31/2011   22,668.16 17,683.68
8/31/2011   22,062.78 16,960.86
9/30/2011   21,950.67 16,976.25
10/31/2011  20,829.60 16,350.07

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      10.07% -0.47% 7.61%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                            MSCI
                         PACIFIC EX
            ASIA PACIFIC   JAPAN
               SMALL     SMALL CAP
              COMPANY      INDEX
               SERIES    (NET DIV.)
            ------------ ----------
10/31/2001   10,000.00   10,000.00
11/30/2001   10,569.23   10,540.34
12/31/2001   10,707.69   10,696.29
1/31/2002    11,230.77   11,048.01
2/28/2002    11,338.46   11,116.83
3/31/2002    11,830.77   11,635.32
4/30/2002    11,907.69   11,658.69
5/31/2002    12,584.62   12,522.73
6/30/2002    12,184.62   12,105.21
7/31/2002    11,461.54   11,327.86
8/31/2002    11,676.92   11,600.69
9/30/2002    10,892.31   10,932.32
10/31/2002   11,230.77   11,188.80
11/30/2002   11,338.46   11,438.25
12/31/2002   11,492.31   11,624.82
1/31/2003    11,861.54   12,055.00
2/28/2003    11,938.46   11,866.69
3/31/2003    11,692.31   11,838.56
4/30/2003    12,030.77   12,491.67
5/31/2003    13,261.54   13,379.83
6/30/2003    13,876.92   14,093.87
7/31/2003    14,830.77   14,415.18
8/31/2003    15,892.31   15,115.04
9/30/2003    17,169.23   16,317.91
10/31/2003   18,169.23   17,665.90
11/30/2003   18,307.69   17,587.77
12/31/2003   19,123.08   18,740.21
1/31/2004    20,323.08   19,507.16
2/29/2004    20,953.85   20,096.75
3/31/2004    20,292.31   20,136.47
4/30/2004    18,815.38   18,997.55
5/31/2004    18,676.92   18,911.52
6/30/2004    18,753.85   18,933.81
7/31/2004    19,092.31   19,648.28
8/31/2004    19,553.85   20,295.55
9/30/2004    20,753.85   21,507.08
10/31/2004   21,738.46   22,883.75
11/30/2004   23,323.08   24,644.82
12/31/2004   23,861.54   25,686.55
1/31/2005    24,400.00   25,910.67
2/28/2005    25,107.69   26,735.96
3/31/2005    24,261.54   25,975.82
4/30/2005    23,446.15   25,553.33
5/31/2005    22,923.08   25,881.67
6/30/2005    23,953.85   27,296.65
7/31/2005    24,769.23   28,433.08
8/31/2005    25,415.38   28,410.57
9/30/2005    26,353.85   29,843.62
10/31/2005   24,876.92   28,090.23
11/30/2005   25,492.31   29,155.56
12/31/2005   25,892.31   29,727.83
1/31/2006    27,646.15   31,429.05
2/28/2006    28,046.15   31,744.73
3/31/2006    29,476.92   33,088.83
4/30/2006    31,169.23   35,223.04
5/31/2006    29,400.00   33,424.53
6/30/2006    29,215.38   33,017.40
7/31/2006    29,784.62   33,356.24
8/31/2006    30,523.08   34,444.29
9/30/2006    30,846.15   35,013.74
10/31/2006   33,384.62   37,454.98
11/30/2006   35,246.15   39,731.51
12/31/2006   36,261.54   41,214.77
1/31/2007    37,200.00   42,261.59
2/28/2007    38,200.00   43,067.41
3/31/2007    40,200.00   45,289.34
4/30/2007    43,015.38   48,429.84
5/31/2007    46,707.69   50,331.04
6/30/2007    48,630.77   51,639.92
7/31/2007    49,400.00   51,626.14
8/31/2007    45,723.08   48,303.77
9/30/2007    51,076.92   52,590.28
10/31/2007   55,553.85   56,185.13
11/30/2007   51,892.31   51,671.82
12/31/2007   51,015.38   50,960.73
1/31/2008    45,892.31   44,132.03
2/29/2008    47,307.69   46,753.63
3/31/2008    45,015.38   43,804.20
4/30/2008    48,169.23   46,734.65
5/31/2008    50,276.92   47,238.82
6/30/2008    45,338.46   41,953.90
7/31/2008    42,676.92   40,024.66
8/31/2008    39,692.31   36,773.53
9/30/2008    32,876.92   29,594.72
10/31/2008   21,953.85   19,141.79
11/30/2008   19,846.15   17,052.75
12/31/2008   22,015.38   19,034.03
1/31/2009    19,307.69   16,938.03
2/28/2009    18,246.15   15,886.23
3/31/2009    21,076.92   18,163.07
4/30/2009    24,230.77   21,414.23
5/31/2009    30,492.31   26,548.71
6/30/2009    30,738.46   27,296.09
7/31/2009    35,184.62   31,237.80
8/31/2009    36,784.62   32,843.12
9/30/2009    39,661.54   35,594.15
10/31/2009   40,553.85   36,447.47
11/30/2009   42,446.15   37,495.39
12/31/2009   43,569.23   38,993.74
1/31/2010    41,215.38   36,500.35
2/28/2010    41,953.85   36,957.83
3/31/2010    45,415.38   40,003.60
4/30/2010    46,046.15   41,122.24
5/31/2010    39,676.92   34,913.27
6/30/2010    39,200.00   34,714.24
7/31/2010    43,553.85   38,246.22
8/31/2010    43,507.69   38,161.09
9/30/2010    50,107.69   43,890.56
10/31/2010   52,276.92   45,838.85
11/30/2010   51,584.62   45,226.66
12/31/2010   56,646.15   49,791.31
1/31/2011    55,446.15   48,343.35
2/28/2011    55,800.00   48,608.02
3/31/2011    56,984.62   50,100.04
4/30/2011    59,415.38   52,126.61
5/31/2011    57,661.54   50,933.42
6/30/2011    55,723.08   49,122.18
7/31/2011    56,646.15   49,846.74
8/31/2011    52,707.69   46,379.74
9/30/2011    42,876.92   37,947.11
10/31/2011   49,584.62   44,164.23

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -5.15% 8.23% 17.36%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

             UNITED
             KINGDOM   MSCI UK
              SMALL   SMALL CAP
             COMPANY    INDEX
             SERIES   (NET DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001  10,672.76 10,936.71
12/31/2001  11,112.96 11,303.48
1/31/2002   10,813.95 10,713.26
2/28/2002   10,921.93 10,717.24
3/31/2002   11,470.10 11,515.80
4/30/2002   11,976.74 11,944.79
5/31/2002   12,109.63 11,810.27
6/30/2002   11,627.91 11,087.75
7/31/2002   10,789.04  9,862.08
8/31/2002   10,805.65  9,944.34
9/30/2002    9,892.03  9,255.93
10/31/2002   9,842.19  9,267.18
11/30/2002  10,174.42  9,438.37
12/31/2002  10,149.50  9,165.00
1/31/2003    9,908.64  8,476.23
2/28/2003    9,576.41  8,230.16
3/31/2003    9,493.36  8,220.08
4/30/2003   10,390.37  9,320.73
5/31/2003   11,636.21 10,677.75
6/30/2003   12,300.66 11,029.52
7/31/2003   12,790.70 11,727.54
8/31/2003   13,330.56 12,285.65
9/30/2003   13,853.82 12,608.01
10/31/2003  14,642.86 13,630.49
11/30/2003  14,717.61 13,744.04
12/31/2003  15,539.87 14,514.71
1/31/2004   16,694.35 15,744.72
2/29/2004   17,666.11 16,811.38
3/31/2004   17,425.25 16,747.28
4/30/2004   16,802.33 16,164.56
5/31/2004   16,827.24 16,155.31
6/30/2004   17,400.33 16,715.76
7/31/2004   16,760.80 15,959.27
8/31/2004   16,644.52 15,740.85
9/30/2004   17,117.94 16,258.19
10/31/2004  17,657.81 16,876.88
11/30/2004  19,086.38 18,241.41
12/31/2004  19,875.42 19,293.66
1/31/2005   20,440.20 19,726.86
2/28/2005   21,137.87 20,193.81
3/31/2005   20,664.45 19,941.65
4/30/2005   19,966.78 19,040.32
5/31/2005   19,576.41 18,871.47
6/30/2005   19,950.17 19,161.83
7/31/2005   20,340.53 19,730.96
8/31/2005   21,486.71 20,685.84
9/30/2005   21,245.85 20,721.81
10/31/2005  20,647.84 20,090.81
11/30/2005  21,544.85 21,093.61
12/31/2005  22,491.69 22,005.02
1/31/2006   24,252.49 23,797.00
2/28/2006   24,584.72 24,170.09
3/31/2006   24,991.69 24,659.07
4/30/2006   26,254.15 25,964.07
5/31/2006   25,722.59 25,387.80
6/30/2006   25,714.29 25,172.31
7/31/2006   25,897.01 24,976.62
8/31/2006   26,985.05 25,875.37
9/30/2006   27,774.09 26,633.97
10/31/2006  29,352.16 28,159.38
11/30/2006  31,196.01 29,984.30
12/31/2006  32,898.67 31,391.24
1/31/2007   33,131.23 31,318.01
2/28/2007   33,122.92 31,415.74
3/31/2007   34,684.39 32,715.16
4/30/2007   35,880.40 34,339.00
5/31/2007   36,362.13 34,559.59
6/30/2007   35,033.22 33,553.76
7/31/2007   34,850.50 33,365.13
8/31/2007   34,651.16 32,142.02
9/30/2007   33,455.15 30,320.58
10/31/2007  36,129.57 33,652.34
11/30/2007  31,951.83 29,758.35
12/31/2007  30,265.78 28,264.30
1/31/2008   28,230.90 25,990.00
2/29/2008   28,646.18 26,870.55
3/31/2008   28,538.21 26,532.84
4/30/2008   29,019.93 27,026.34
5/31/2008   29,102.99 27,154.23
6/30/2008   26,785.71 25,297.80
7/31/2008   25,847.18 24,288.46
8/31/2008   25,431.89 23,652.70
9/30/2008   21,503.32 19,303.37
10/31/2008  15,730.90 13,947.23
11/30/2008  14,617.94 12,653.82
12/31/2008  14,294.02 12,332.82
1/31/2009   13,945.18 12,265.18
2/28/2009   13,372.09 11,858.58
3/31/2009   13,953.49 12,546.32
4/30/2009   16,877.08 15,428.40
5/31/2009   18,604.65 17,057.98
6/30/2009   18,696.01 17,178.38
7/31/2009   20,315.61 18,759.16
8/31/2009   21,901.99 20,567.85
9/30/2009   22,541.53 21,042.33
10/31/2009  22,574.75 21,072.79
11/30/2009  22,508.31 20,853.53
12/31/2009  22,981.73 21,368.65
1/31/2010   22,757.48 21,269.47
2/28/2010   21,976.74 20,316.81
3/31/2010   23,820.60 22,107.47
4/30/2010   24,701.00 22,989.86
5/31/2010   21,910.30 20,226.43
6/30/2010   22,325.58 20,313.81
7/31/2010   25,340.53 22,757.26
8/31/2010   24,410.30 22,139.12
9/30/2010   27,018.27 24,578.39
10/31/2010  28,430.23 25,626.08
11/30/2010  27,034.88 24,558.85
12/31/2010  29,800.66 27,128.52
1/31/2011   30,232.56 27,390.91
2/28/2011   31,146.18 28,113.28
3/31/2011   30,573.09 27,628.21
4/30/2011   33,280.73 30,160.70
5/31/2011   33,081.40 29,778.97
6/30/2011   32,026.58 28,775.86
7/31/2011   31,818.94 28,696.23
8/31/2011   28,646.18 25,768.96
9/30/2011   25,755.81 23,051.45
10/31/2011  28,488.37 25,570.45

                      AVERAGE ANNUAL  ONE   FIVE    TEN
                      TOTAL RETURN    YEAR  YEARS  YEARS
                      --------------  ----  -----  -----
                                      0.20% -0.60% 11.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                           MSCI
            CONTINENTAL EUROPE EX
               SMALL     UK SMALL
              COMPANY   CAP INDEX
              SERIES    (NET DIV.)
            ----------- ----------
10/31/2001   10,000.00  10,000.00
11/30/2001   10,426.23  10,756.14
12/31/2001   10,516.39  10,854.44
1/31/2002    10,524.59  10,862.21
2/28/2002    10,680.33  10,914.49
3/31/2002    11,229.51  11,613.59
4/30/2002    11,680.33  11,931.29
5/31/2002    12,147.54  12,138.16
6/30/2002    12,147.54  11,861.08
7/31/2002    11,196.72  10,602.31
8/31/2002    11,049.18  10,326.98
9/30/2002     9,893.44   9,021.19
10/31/2002   10,196.72   9,563.57
11/30/2002   10,762.30  10,087.76
12/31/2002   10,959.02   9,850.93
1/31/2003    10,885.25   9,720.16
2/28/2003    10,565.57   9,292.75
3/31/2003    10,500.00   9,271.06
4/30/2003    11,811.48  10,633.78
5/31/2003    13,016.39  11,679.16
6/30/2003    13,229.51  11,852.81
7/31/2003    13,696.72  12,274.82
8/31/2003    14,000.00  12,628.64
9/30/2003    14,721.31  13,344.66
10/31/2003   15,631.15  14,459.38
11/30/2003   16,450.82  15,228.81
12/31/2003   17,475.41  16,025.45
1/31/2004    18,319.67  16,831.49
2/29/2004    18,934.43  17,399.32
3/31/2004    18,549.18  16,798.90
4/30/2004    18,327.87  16,534.35
5/31/2004    18,532.79  16,587.01
6/30/2004    19,090.16  17,178.66
7/31/2004    18,475.41  16,488.34
8/31/2004    18,590.16  16,540.62
9/30/2004    19,557.38  17,462.76
10/31/2004   20,295.08  18,202.98
11/30/2004   22,467.21  20,223.29
12/31/2004   23,631.15  21,234.33
1/31/2005    23,967.21  21,472.42
2/28/2005    25,508.20  22,976.81
3/31/2005    24,811.48  22,390.05
4/30/2005    24,155.74  21,731.32
5/31/2005    24,221.31  22,040.87
6/30/2005    24,877.05  22,746.24
7/31/2005    26,426.23  24,306.80
8/31/2005    27,319.67  24,996.99
9/30/2005    28,016.39  25,850.55
10/31/2005   26,631.15  24,066.45
11/30/2005   26,729.51  24,373.37
12/31/2005   28,114.75  25,785.86
1/31/2006    30,811.48  28,663.11
2/28/2006    31,704.92  29,472.42
3/31/2006    33,754.10  31,376.50
4/30/2006    36,081.97  33,599.80
5/31/2006    34,352.46  31,872.74
6/30/2006    33,713.11  31,146.44
7/31/2006    33,639.34  30,805.67
8/31/2006    34,532.79  31,530.47
9/30/2006    35,000.00  31,861.33
10/31/2006   36,762.30  33,564.19
11/30/2006   39,319.67  35,912.99
12/31/2006   41,196.72  37,607.07
1/31/2007    43,106.56  38,811.43
2/28/2007    43,180.33  38,977.52
3/31/2007    45,704.92  41,050.13
4/30/2007    48,114.75  43,534.46
5/31/2007    49,049.18  44,293.47
6/30/2007    48,516.39  43,870.15
7/31/2007    48,254.10  43,549.02
8/31/2007    46,540.98  41,578.04
9/30/2007    47,581.97  42,405.35
10/31/2007   49,877.05  44,942.91
11/30/2007   46,196.72  41,727.51
12/31/2007   45,311.48  40,882.27
1/31/2008    41,000.00  35,959.03
2/29/2008    42,762.30  38,135.17
3/31/2008    44,122.95  38,910.66
4/30/2008    44,655.74  39,575.33
5/31/2008    45,516.39  40,190.70
6/30/2008    41,680.33  36,476.45
7/31/2008    39,475.41  34,405.48
8/31/2008    38,401.64  33,465.93
9/30/2008    31,721.31  26,537.01
10/31/2008   23,254.10  19,070.42
11/30/2008   21,442.62  17,489.52
12/31/2008   23,680.33  19,105.69
1/31/2009    20,991.80  17,389.96
2/28/2009    19,180.33  15,858.85
3/31/2009    20,573.77  17,085.09
4/30/2009    23,942.62  20,641.43
5/31/2009    27,409.84  23,722.81
6/30/2009    27,073.77  23,418.72
7/31/2009    29,229.51  25,521.22
8/31/2009    31,680.33  28,140.39
9/30/2009    34,393.44  30,837.40
10/31/2009   33,434.43  29,995.79
11/30/2009   34,450.82  30,612.47
12/31/2009   34,344.26  30,750.49
1/31/2010    33,778.69  30,340.42
2/28/2010    33,065.57  29,476.79
3/31/2010    35,524.59  31,867.58
4/30/2010    35,188.52  31,666.40
5/31/2010    30,188.52  26,767.57
6/30/2010    30,000.00  26,367.41
7/31/2010    33,590.16  29,526.59
8/31/2010    32,057.38  28,123.38
9/30/2010    36,467.21  32,463.01
10/31/2010   38,590.16  34,545.61
11/30/2010   35,581.97  31,928.47
12/31/2010   40,196.72  36,398.58
1/31/2011    41,344.26  37,221.62
2/28/2011    42,057.38  37,852.76
3/31/2011    43,475.41  39,130.12
4/30/2011    46,418.03  41,863.46
5/31/2011    44,852.46  40,266.66
6/30/2011    43,409.84  38,966.49
7/31/2011    40,959.02  36,601.48
8/31/2011    36,754.10  32,777.62
9/30/2011    31,221.31  27,853.45
10/31/2011   34,426.23  30,905.90

                     AVERAGE ANNUAL   ONE    FIVE    TEN
                     TOTAL RETURN     YEAR   YEARS  YEARS
                     --------------  ------  -----  -----
                                     -10.75% -1.30% 13.16%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
            CANADIAN    CANADA
             SMALL    SMALL CAP
            COMPANY     INDEX
             SERIES   (NET DIV.)
            --------- ----------
4/2/2007    10,000.00 10,000.00
4/30/2007   10,710.00 10,486.77
5/31/2007   11,420.00 11,331.42
6/30/2007   11,370.00 11,305.55
7/31/2007   11,300.00 11,024.40
8/31/2007   10,560.00 10,339.57
9/30/2007   11,730.00 11,599.69
10/31/2007  13,000.00 12,851.68
11/30/2007  11,020.00 10,808.72
12/31/2007  11,430.00 11,109.21
1/31/2008   10,350.00 10,107.38
2/29/2008   11,160.00 11,071.35
3/31/2008   10,290.00 10,199.20
4/30/2008   10,540.00 10,554.53
5/31/2008   11,140.00 11,104.08
6/30/2008   10,620.00 10,724.58
7/31/2008    9,710.00  9,775.01
8/31/2008    9,310.00  9,529.52
9/30/2008    7,190.00  7,506.38
10/31/2008   4,800.00  5,011.50
11/30/2008   4,180.00  4,559.69
12/31/2008   4,500.00  4,785.31
1/31/2009    4,530.00  4,833.49
2/28/2009    4,120.00  4,453.87
3/31/2009    4,380.00  4,708.45
4/30/2009    5,300.00  5,465.62
5/31/2009    6,340.00  6,621.52
6/30/2009    5,950.00  6,220.34
7/31/2009    6,700.00  6,995.57
8/31/2009    6,920.00  7,259.67
9/30/2009    7,910.00  8,156.87
10/31/2009   7,760.00  8,210.75
11/30/2009   8,420.00  8,899.60
12/31/2009   8,960.00  9,422.87
1/31/2010    8,540.00  9,031.08
2/28/2010    9,050.00  9,631.72
3/31/2010    9,770.00 10,453.70
4/30/2010   10,120.00 10,889.81
5/31/2010    9,150.00  9,929.20
6/30/2010    8,730.00  9,463.81
7/31/2010    9,440.00 10,233.79
8/31/2010    9,330.00 10,202.01
9/30/2010   10,430.00 11,318.76
10/31/2010  11,110.00 12,004.31
11/30/2010  11,650.00 12,509.34
12/31/2010  12,840.00 13,659.88
1/31/2011   12,780.00 13,499.73
2/28/2011   13,660.00 14,392.30
3/31/2011   13,680.00 14,395.94
4/30/2011   13,940.00 14,832.50
5/31/2011   13,360.00 14,235.58
6/30/2011   12,620.00 13,509.82
7/31/2011   12,810.00 13,867.52
8/31/2011   11,840.00 13,042.67
9/30/2011    9,600.00 10,655.16
10/31/2011  11,140.00 12,174.41

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  4/2/2007
                         --------------  ----  --------
                                         0.27%   2.38%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
                       EMERGING
            EMERGING   MARKETS
            MARKETS     INDEX
             SERIES   (NET DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001  11,107.23 11,043.27
12/31/2001  11,969.70 11,919.10
1/31/2002   12,634.03 12,321.28
2/28/2002   12,470.86 12,521.02
3/31/2002   13,006.99 13,270.30
4/30/2002   13,146.85 13,355.36
5/31/2002   12,808.86 13,139.34
6/30/2002   11,841.49 12,150.05
7/31/2002   11,270.40 11,221.22
8/31/2002   11,305.36 11,392.69
9/30/2002   10,116.55 10,163.15
10/31/2002  10,536.13 10,823.45
11/30/2002  11,340.33 11,568.33
12/31/2002  10,885.78 11,183.53
1/31/2003   10,874.13 11,134.20
2/28/2003   10,710.96 10,821.37
3/31/2003   10,536.13 10,512.33
4/30/2003   11,958.04 11,447.16
5/31/2003   12,832.17 12,265.59
6/30/2003   13,333.33 12,960.90
7/31/2003   13,601.40 13,766.84
8/31/2003   14,219.11 14,688.09
9/30/2003   14,860.14 14,795.06
10/31/2003  15,990.68 16,053.85
11/30/2003  15,839.16 16,249.19
12/31/2003  17,505.83 17,425.74
1/31/2004   17,843.82 18,034.27
2/29/2004   18,636.36 18,861.27
3/31/2004   18,764.57 19,097.00
4/30/2004   17,575.76 17,533.32
5/31/2004   17,377.62 17,183.53
6/30/2004   17,692.31 17,256.72
7/31/2004   17,680.65 16,940.82
8/31/2004   18,170.16 17,643.35
9/30/2004   19,195.80 18,661.28
10/31/2004  19,731.93 19,107.15
11/30/2004  21,456.88 20,875.96
12/31/2004  22,855.48 21,878.59
1/31/2005   23,041.96 21,934.15
2/28/2005   24,755.24 23,847.87
3/31/2005   23,065.27 22,271.83
4/30/2005   22,517.48 21,673.95
5/31/2005   23,193.47 22,428.37
6/30/2005   23,892.77 23,190.38
7/31/2005   25,431.24 24,811.33
8/31/2005   25,594.41 25,023.81
9/30/2005   27,634.03 27,353.90
10/31/2005  26,258.74 25,566.00
11/30/2005  28,158.51 27,680.93
12/31/2005  29,790.21 29,317.06
1/31/2006   32,645.69 32,591.52
2/28/2006   32,552.45 32,552.84
3/31/2006   32,995.34 32,839.73
4/30/2006   34,976.69 35,178.14
5/31/2006   30,944.06 31,492.44
6/30/2006   30,909.09 31,415.46
7/31/2006   31,480.19 31,865.25
8/31/2006   32,470.86 32,677.19
9/30/2006   32,925.41 32,949.27
10/31/2006  34,895.10 34,513.80
11/30/2006  37,132.87 37,079.37
12/31/2006  38,636.36 38,748.91
1/31/2007   39,207.46 38,331.68
2/28/2007   38,613.05 38,104.17
3/31/2007   40,372.96 39,621.55
4/30/2007   42,960.37 41,455.91
5/31/2007   45,839.16 43,509.21
6/30/2007   46,596.74 45,548.75
7/31/2007   47,727.27 47,952.05
8/31/2007   46,911.42 46,932.97
9/30/2007   51,048.95 52,115.94
10/31/2007  56,655.01 57,927.95
11/30/2007  52,960.37 53,821.63
12/31/2007  52,773.89 54,010.37
1/31/2008   48,181.82 47,270.20
2/29/2008   49,720.28 50,759.33
3/31/2008   48,181.82 48,073.18
4/30/2008   51,631.70 51,974.50
5/31/2008   51,934.73 52,938.69
6/30/2008   46,608.39 47,658.72
7/31/2008   46,002.33 45,861.03
8/31/2008   43,275.06 42,197.96
9/30/2008   37,261.07 34,813.18
10/31/2008  27,447.55 25,285.56
11/30/2008  24,965.04 23,382.14
12/31/2008  26,923.08 25,205.85
1/31/2009   24,860.14 23,578.05
2/28/2009   23,251.75 22,247.96
3/31/2009   26,608.39 25,445.15
4/30/2009   30,559.44 29,679.48
5/31/2009   35,769.23 34,750.69
6/30/2009   35,466.20 34,282.58
7/31/2009   39,533.80 38,137.59
8/31/2009   39,673.66 38,001.05
9/30/2009   43,181.82 41,450.42
10/31/2009  42,272.73 41,501.69
11/30/2009  44,813.52 43,284.42
12/31/2009  46,433.57 44,993.77
1/31/2010   43,904.43 42,484.38
2/28/2010   44,440.56 42,633.91
3/31/2010   48,170.16 46,075.86
4/30/2010   48,461.54 46,634.07
5/31/2010   43,962.70 42,532.30
6/30/2010   44,032.63 42,219.64
7/31/2010   47,913.75 45,735.49
8/31/2010   46,806.53 44,847.26
9/30/2010   52,132.87 49,831.12
10/31/2010  53,717.95 51,278.04
11/30/2010  52,517.48 49,924.41
12/31/2010  56,794.87 53,486.99
1/31/2011   55,326.34 52,035.83
2/28/2011   54,941.72 51,550.58
3/31/2011   58,006.99 54,581.43
4/30/2011   60,034.97 56,274.56
5/31/2011   58,379.95 54,798.52
6/30/2011   57,692.31 53,955.51
7/31/2011   57,249.42 53,715.88
8/31/2011   52,622.38 48,915.60
9/30/2011   44,662.00 41,783.97
10/31/2011  50,256.41 47,318.56

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -6.44% 7.57% 17.52%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
            EMERGING   EMERGING
             MARKETS   MARKETS
            SMALL CAP   INDEX
             SERIES   (NET DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001  11,040.22 11,043.27
12/31/2001  11,900.14 11,919.10
1/31/2002   12,815.53 12,321.28
2/28/2002   12,676.84 12,521.02
3/31/2002   13,481.28 13,270.30
4/30/2002   13,855.76 13,355.36
5/31/2002   13,758.67 13,139.34
6/30/2002   12,857.14 12,150.05
7/31/2002   12,260.75 11,221.22
8/31/2002   12,413.31 11,392.69
9/30/2002   10,998.61 10,163.15
10/31/2002  11,456.31 10,823.45
11/30/2002  12,343.97 11,568.33
12/31/2002  11,941.75 11,183.53
1/31/2003   12,163.66 11,134.20
2/28/2003   12,024.97 10,821.37
3/31/2003   11,941.75 10,512.33
4/30/2003   13,481.28 11,447.16
5/31/2003   14,507.63 12,265.59
6/30/2003   15,131.76 12,960.90
7/31/2003   15,450.76 13,766.84
8/31/2003   16,380.03 14,688.09
9/30/2003   17,004.16 14,795.06
10/31/2003  18,488.21 16,053.85
11/30/2003  18,862.69 16,249.19
12/31/2003  20,748.96 17,425.74
1/31/2004   21,373.09 18,034.27
2/29/2004   22,274.62 18,861.27
3/31/2004   22,649.10 19,097.00
4/30/2004   21,400.83 17,533.32
5/31/2004   20,513.18 17,183.53
6/30/2004   20,679.61 17,256.72
7/31/2004   20,832.18 16,940.82
8/31/2004   21,525.66 17,643.35
9/30/2004   22,718.45 18,661.28
10/31/2004  23,300.97 19,107.15
11/30/2004  25,506.24 20,875.96
12/31/2004  26,865.46 21,878.59
1/31/2005   27,628.29 21,934.15
2/28/2005   29,375.87 23,847.87
3/31/2005   27,364.77 22,271.83
4/30/2005   26,366.16 21,673.95
5/31/2005   26,879.33 22,428.37
6/30/2005   27,558.95 23,190.38
7/31/2005   29,098.47 24,811.33
8/31/2005   29,292.65 25,023.81
9/30/2005   31,234.40 27,353.90
10/31/2005  29,722.61 25,566.00
11/30/2005  31,844.66 27,680.93
12/31/2005  33,938.97 29,317.06
1/31/2006   37,239.94 32,591.52
2/28/2006   37,656.03 32,552.84
3/31/2006   38,335.65 32,839.73
4/30/2006   41,484.05 35,178.14
5/31/2006   37,128.99 31,492.44
6/30/2006   35,506.24 31,415.46
7/31/2006   36,324.55 31,865.25
8/31/2006   37,600.55 32,677.19
9/30/2006   38,668.52 32,949.27
10/31/2006  41,595.01 34,513.80
11/30/2006  44,757.28 37,079.37
12/31/2006  46,823.86 38,748.91
1/31/2007   47,753.12 38,331.68
2/28/2007   48,155.34 38,104.17
3/31/2007   50,332.87 39,621.55
4/30/2007   54,188.63 41,455.91
5/31/2007   58,515.95 43,509.21
6/30/2007   60,277.39 45,548.75
7/31/2007   63,231.62 47,952.05
8/31/2007   60,624.13 46,932.97
9/30/2007   64,798.89 52,115.94
10/31/2007  69,708.74 57,927.95
11/30/2007  64,147.02 53,821.63
12/31/2007  64,895.98 54,010.37
1/31/2008   57,115.12 47,270.20
2/29/2008   58,765.60 50,759.33
3/31/2008   56,033.29 48,073.18
4/30/2008   59,445.22 51,974.50
5/31/2008   59,112.34 52,938.69
6/30/2008   52,302.36 47,658.72
7/31/2008   51,511.79 45,861.03
8/31/2008   48,404.99 42,197.96
9/30/2008   39,694.87 34,813.18
10/31/2008  27,669.90 25,285.56
11/30/2008  25,991.68 23,382.14
12/31/2008  29,681.00 25,205.85
1/31/2009   27,420.25 23,578.05
2/28/2009   25,742.03 22,247.96
3/31/2009   29,292.65 25,445.15
4/30/2009   35,228.85 29,679.48
5/31/2009   43,231.62 34,750.69
6/30/2009   43,023.58 34,282.58
7/31/2009   48,529.82 38,137.59
8/31/2009   49,112.34 38,001.05
9/30/2009   53,217.75 41,450.42
10/31/2009  53,176.14 41,501.69
11/30/2009  56,338.42 43,284.42
12/31/2009  59,445.22 44,993.77
1/31/2010   56,837.73 42,484.38
2/28/2010   57,822.47 42,633.91
3/31/2010   62,773.93 46,075.86
4/30/2010   63,814.15 46,634.07
5/31/2010   57,420.25 42,532.30
6/30/2010   58,959.78 42,219.64
7/31/2010   64,396.67 45,735.49
8/31/2010   64,715.67 44,847.26
9/30/2010   72,593.62 49,831.12
10/31/2010  75,492.37 51,278.04
11/30/2010  73,481.28 49,924.41
12/31/2010  77,711.51 53,486.99
1/31/2011   74,452.15 52,035.83
2/28/2011   72,288.49 51,550.58
3/31/2011   76,324.55 54,581.43
4/30/2011   80,360.61 56,274.56
5/31/2011   78,571.43 54,798.52
6/30/2011   78,557.56 53,955.51
7/31/2011   79,459.08 53,715.88
8/31/2011   71,941.75 48,915.60
9/30/2011   59,167.82 41,783.97
10/31/2011  65,728.16 47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -12.94% 9.58% 20.72%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 3000(R) Index.................................. 7.90%
         Russell Microcap(R) Index (micro cap stocks)........... 2.11%
         Russell 2000(R) Index (small cap stocks)............... 6.71%
         Russell 1000(R) Index (large cap stocks)............... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 2000(R) Value Index (small cap value stocks)... 3.54% Russell 2000(R) Growth Index (small cap growth stocks). 9.84% Russell 1000(R) Value Index (large cap value stocks)... 6.16% Russell 1000(R) Growth Index (large cap growth stocks). 9.92%
--------
Sources: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Series held approximately 220 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were 5.69% for the Series and 6.16% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. during the year. The Series' higher allocation to the deepest value stocks, which significantly underperformed, was a contributor to its relative underperformance as compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities, two sectors that performed well during this period. In addition to the higher allocation to the deepest value stocks, these exclusions were drivers of underperformance relative to the Russell 1000(R) Value Index.

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    -3.70%
                 MSCI World ex USA Small Cap Index.    -2.01%
                 MSCI World ex USA Value Index.....    -4.74%
                 MSCI World ex USA Growth Index....    -2.73%
--------
   The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
   TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP   RETURN    RETURN
   ---------------------------------------------------  -------- -----------
   United Kingdom......................................    1.14%     2.10%
   Japan...............................................   -5.45%    -2.33%
   Canada..............................................   -2.57%    -0.18%
   France..............................................  -11.83%   -11.52%
   Australia...........................................   -4.39%     3.49%

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
   TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP   RETURN    RETURN
   ---------------------------------------------------  -------- -----------
   Switzerland.........................................   -9.66%     2.03%
   Germany.............................................   -7.39%    -7.07%
   Spain...............................................  -15.21%   -14.91%
   Sweden..............................................   -7.75%    -4.35%
   Hong Kong...........................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
   TEN LARGEST EMERGING MARKETS BY MARKET CAP            RETURN    RETURN
   ------------------------------------------           -------- -----------
   China...............................................  -15.62%   -15.76%
   Brazil..............................................  -12.71%   -12.57%
   South Korea.........................................    4.63%     6.24%
   Taiwan..............................................   -5.30%    -3.07%
   South Africa........................................   10.15%    -2.95%
   India...............................................  -12.30%   -19.99%
   Russia..............................................   -1.24%     0.22%
   Mexico..............................................    5.26%    -1.38%
   Malaysia............................................    2.08%     3.53%
   Indonesia...........................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2011, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2011, total returns were -8.04% for the Series and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Series' larger allocation to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks, which outperformed, was the primary contributor to its relative underperformance as compared to the Index. An additional component of the Series' relative performance was due to differences in valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of U.S. markets, while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets, while the Index uses local market closing prices.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 1,400 securities. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were 10.07% for the Series and 9.17% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market rather than the behavior of a limited number of stocks. In general, Japanese small cap stocks significantly outperformed Japanese mid cap and large cap stocks over the period. In particular, the smallest Japanese stocks outperformed all other market capitalizations. The Series has a higher allocation to the smallest market capitalization segment than the Index, which contributed significantly to the Series' relative outperformance. The positive contribution from size allocation differences was partially offset by differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 1,100 securities across the eligible countries. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were -5.15% for the Series and -3.65% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In general, Asia Pacific small cap stocks underperformed Asia Pacific mid cap and large cap stocks over the period. In particular, micro cap stocks in Hong Kong and Singapore did especially poorly. Relative to the Index, the Series' higher allocation to the smallest stocks had a significant negative impact on the Series' relative performance. The Series' relative underperformance was also affected by differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 375 securities. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were 0.20% for the Series and -0.22% for the MSCI UK Small Cap Index (net dividends). One of the primary contributors to the Series' performance relative to the Index was the Series' exclusion of securities traded on the AIM segment of the London Stock Exchange. The Index includes these securities, which significantly underperformed, contributing to the Series' relative outperformance. The positive impact of the foregoing contributors to relative performance was partially offset by differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 1,500 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Series was mostly invested in equities throughout the year. The average cash level for period was less than 1% of the Series' assets.

   As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -10.75% for the Series and -10.54% for the MSCI Europe ex UK Small Cap Index (net dividends). Overall, the Series' underperformance was primarily attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 450 securities. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were 0.27% for the Series and 1.42% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market rather than the behavior of a limited number of stocks. Relative to the Index, the Series' underperformance was primarily due to differences in construction methodology and the timing of Index rebalancing. For example, two outperforming stocks in the materials sector, New Gold and Equinox Minerals, moved outside Dimensional's small cap universe during the period and were held at lower average weights in the Series than in the Index. Yellow Media, the worst performing stock in Canada during this period, was not added to the Index until August but was eligible for the Series' earlier in the year. The combination of having lower weights in two outperforming stocks and a higher weight in an underperforming stock led to the Series' relative underperformance. The time of valuation of currency can create differences between the performance of the Series and the Index.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 850 securities across 20 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -6.44% for the Series and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative outperformance was primarily due to differences in country weight allocations and in the composition of the Series' holdings relative to the Index. In particular, the Series' lower weight in China, which underperformed, contributed significantly to the Series' relative outperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Series and the Index.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 2,550 securities in 15 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -12.94% for the Series and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series' underperformance was primarily due to emerging markets small cap stocks significantly underperforming their large cap counterparts during the period. The Series holds primarily small cap stocks, whereas the Index holds primarily large cap and mid cap stocks. To a lesser extent, an additional component of the Series' performance was due to differences in valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return..................... $1,000.00 $  865.94    0.12%    $0.56
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.60    0.12%    $0.61

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return..................... $1,000.00 $  802.34    0.23%    $1.04
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.05    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/11  10/31/11    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  984.11    0.14%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.50    0.14%    $0.71

THE ASIA PACIFIC SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  834.53    0.17%    $0.79
Hypothetical 5% Annual Return........... $1,000.00 $1,024.35    0.17%    $0.87

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  855.99    0.13%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  741.64    0.16%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.40    0.16%    $0.82

THE CANADIAN SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  799.14    0.15%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

THE EMERGING MARKETS SERIES
Actual Fund Return...................... $1,000.00 $  837.13    0.22%    $1.02
Hypothetical 5% Annual Return........... $1,000.00 $1,024.10    0.22%    $1.12

THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return...................... $1,000.00 $  817.90    0.36%    $1.65
Hypothetical 5% Annual Return........... $1,000.00 $1,023.39    0.36%    $1.84

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

                   Consumer Discretionary.............  15.8%
                   Consumer Staples...................   9.1%
                   Energy.............................  17.8%
                   Financials.........................  18.0%
                   Health Care........................  10.9%
                   Industrials........................  14.3%
                   Information Technology.............   3.5%
                   Materials..........................   2.7%
                   Telecommunication Services.........   6.4%
                   Utilities..........................   1.5%
                                                       -----
                                                       100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                   Consumer Discretionary.............  13.2%
                   Consumer Staples...................   5.8%
                   Energy.............................  13.8%
                   Financials.........................  27.8%
                   Health Care........................   1.8%
                   Industrials........................   9.9%
                   Information Technology.............   2.6%
                   Materials..........................  12.3%
                   Other..............................    --
                   Telecommunication Services.........   9.1%
                   Utilities..........................   3.7%
                                                       -----
                                                       100.0%

                       THE JAPANESE SMALL COMPANY SERIES

                   Consumer Discretionary.............  23.1%
                   Consumer Staples...................  10.1%
                   Energy.............................   1.0%
                   Financials.........................  11.4%
                   Health Care........................   4.2%
                   Industrials........................  27.0%
                   Information Technology.............  10.8%
                   Materials..........................  11.8%
                   Utilities..........................   0.6%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                   Consumer Discretionary.............  22.5%
                   Consumer Staples...................   3.8%
                   Energy.............................   6.8%
                   Financials.........................  11.0%
                   Health Care........................   5.6%
                   Industrials........................  22.7%
                   Information Technology.............   4.1%
                   Materials..........................  17.2%
                   Other..............................    --
                   Telecommunication Services.........   2.2%
                   Utilities..........................   4.1%
                                                       -----
                                                       100.0%

                       THE CANADIAN SMALL COMPANY SERIES

                   Consumer Discretionary.............  10.2%
                   Consumer Staples...................   3.1%
                   Energy.............................  25.6%
                   Financials.........................   7.3%
                   Health Care........................   2.0%
                   Industrials........................   9.0%
                   Information Technology.............   5.6%
                   Materials..........................  34.3%
                   Telecommunication Services.........   0.3%
                   Utilities..........................   2.6%
                                                       -----
                                                       100.0%

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                   Consumer Discretionary.............  22.7%
                   Consumer Staples...................   4.1%
                   Energy.............................   4.7%
                   Financials.........................  13.5%
                   Health Care........................   1.9%
                   Industrials........................  30.7%
                   Information Technology.............  10.2%
                   Materials..........................   7.3%
                   Other..............................    --
                   Telecommunication Services.........   2.3%
                   Utilities..........................   2.6%
                                                       -----
                                                       100.0%

                          THE EMERGING MARKETS SERIES

                   Consumer Discretionary.............   8.4%
                   Consumer Staples...................   9.2%
                   Energy.............................  14.1%
                   Financials.........................  21.6%
                   Health Care........................   1.0%
                   Industrials........................   6.8%
                   Information Technology.............  13.1%
                   Materials..........................  13.7%
                   Other..............................    --
                   Telecommunication Services.........   8.7%
                   Utilities..........................   3.4%
                                                       -----
                                                       100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES

                   Consumer Discretionary.............  13.7%
                   Consumer Staples...................   7.8%
                   Energy.............................   5.5%
                   Financials.........................  17.8%
                   Health Care........................   8.8%
                   Industrials........................  25.2%
                   Information Technology.............   9.7%
                   Materials..........................   8.0%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   1.3%
                   Utilities..........................   2.2%
                                                       -----
                                                       100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES

                   Consumer Discretionary.............  18.5%
                   Consumer Staples...................  11.4%
                   Energy.............................   1.8%
                   Financials.........................  17.3%
                   Health Care........................   4.8%
                   Industrials........................  16.8%
                   Information Technology.............   9.2%
                   Materials..........................  15.3%
                   Other..............................   0.1%
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   1.1%
                   Utilities..........................   3.7%
                                                       -----
                                                       100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (92.6%)
Consumer Discretionary -- (14.6%)
   Carnival Corp.....................  2,260,335 $   79,586,395       0.9%
  #CBS Corp. Class B.................  3,627,769     93,632,718       1.0%
  #Comcast Corp. Class A.............  9,940,714    233,109,743       2.5%
   Comcast Corp. Special Class A.....  3,843,964     88,411,172       0.9%
  *Liberty Interactive Corp. Class A.  3,316,465     54,489,520       0.6%
  #News Corp. Class A................  9,024,175    158,103,546       1.7%
  #News Corp. Class B................  3,247,295     57,964,216       0.6%
  #Time Warner Cable, Inc............  2,004,056    127,638,327       1.4%
  #Time Warner, Inc..................  6,251,359    218,735,051       2.3%
   Other Securities..................               356,593,391       3.8%
                                                 --------------      ----
Total Consumer Discretionary.........             1,468,264,079      15.7%
                                                 --------------      ----
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co.........  3,072,555     88,919,742       0.9%
  #CVS Caremark Corp.................  6,703,937    243,352,913       2.6%
   Kraft Foods, Inc. Class A.........  6,937,764    244,070,538       2.6%
   Other Securities..................               269,707,477       2.9%
                                                 --------------      ----
Total Consumer Staples...............               846,050,670       9.0%
                                                 --------------      ----
Energy -- (16.5%)
   Anadarko Petroleum Corp...........  2,511,298    197,136,893       2.1%
  #Apache Corp.......................    722,673     71,999,911       0.8%
  #Chesapeake Energy Corp............  3,189,528     89,689,527       1.0%
  #Chevron Corp......................  1,013,563    106,474,793       1.1%
   ConocoPhillips....................  5,710,341    397,725,251       4.3%
   Devon Energy Corp.................    734,202     47,686,420       0.5%
   Hess Corp.........................  1,462,821     91,514,082       1.0%
   Marathon Oil Corp.................  3,514,978     91,494,877       1.0%
   Marathon Petroleum Corp...........  1,757,489     63,093,855       0.7%
  #National Oilwell Varco, Inc.......  1,891,996    134,956,075       1.4%
   Valero Energy Corp................  2,742,854     67,474,208       0.7%
   Other Securities..................               302,245,745       3.2%
                                                 --------------      ----
Total Energy.........................             1,661,491,637      17.8%
                                                 --------------      ----
Financials -- (16.7%)
   Bank of America Corp.............. 23,609,592    161,253,513       1.7%
  #Capital One Financial Corp........  2,343,277    106,994,028       1.1%
   Citigroup, Inc....................  7,841,714    247,719,745       2.7%
   CME Group, Inc....................    315,128     86,836,672       0.9%
   Loews Corp........................  2,340,216     92,906,575       1.0%
 #*MetLife, Inc......................  4,759,859    167,356,642       1.8%
   Morgan Stanley....................  3,076,864     54,275,881       0.6%
 #*Prudential Financial, Inc.........  2,326,280    126,084,376       1.4%
   SunTrust Banks, Inc...............  2,564,707     50,601,669       0.5%
   Other Securities..................               584,543,271       6.3%
                                                 --------------      ----
Total Financials.....................             1,678,572,372      18.0%
                                                 --------------      ----
Health Care -- (10.1%)
   Aetna, Inc........................  1,938,699     77,082,672       0.8%
   Humana, Inc.......................    712,843     60,513,242       0.7%
   Pfizer, Inc....................... 17,575,216    338,498,660       3.6%
  *Thermo Fisher Scientific, Inc.....  1,994,284    100,252,657       1.1%
   UnitedHealth Group, Inc...........  2,296,880    110,227,271       1.2%
   WellPoint, Inc....................  2,580,122    177,770,406       1.9%
   Other Securities..................               149,779,340       1.6%
                                                 --------------      ----
Total Health Care....................             1,014,124,248      10.9%
                                                 --------------      ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                             SHARES         VALUE+      OF NET ASSETS**
                                                                           ------------ --------------- ---------------
Industrials -- (13.3%)
   CSX Corp...............................................................    6,342,908 $   140,875,987        1.5%
   General Electric Co....................................................   21,437,880     358,226,975        3.8%
   Norfolk Southern Corp..................................................    2,045,548     151,350,097        1.6%
  #Northrop Grumman Corp..................................................    1,627,982      94,015,960        1.0%
   Tyco International, Ltd................................................    1,426,599      64,981,584        0.7%
   Union Pacific Corp.....................................................    2,590,289     257,915,076        2.8%
   Other Securities.......................................................                  269,921,810        2.9%
                                                                                        ---------------      -----
Total Industrials.........................................................                1,337,287,489       14.3%
                                                                                        ---------------      -----
Information Technology -- (3.2%)
   Other Securities.......................................................                  324,040,085        3.5%
                                                                                        ---------------      -----
Materials -- (2.5%)
  #Alcoa, Inc.............................................................    5,357,434      57,645,990        0.6%
   International Paper Co.................................................    2,299,481      63,695,624        0.7%
   Other Securities.......................................................                  129,095,337        1.4%
                                                                                        ---------------      -----
Total Materials...........................................................                  250,436,951        2.7%
                                                                                        ---------------      -----
Telecommunication Services -- (5.9%)
   AT&T, Inc..............................................................   13,044,608     382,337,460        4.1%
  #CenturyLink, Inc.......................................................    1,882,865      66,389,820        0.7%
   Verizon Communications, Inc............................................    1,811,751      66,998,552        0.7%
   Other Securities.......................................................                   84,468,354        0.9%
                                                                                        ---------------      -----
Total Telecommunication Services..........................................                  600,194,186        6.4%
                                                                                        ---------------      -----
Utilities -- (1.4%)
   Public Service Enterprise Group, Inc...................................    1,895,147      63,866,454        0.7%
   Other Securities.......................................................                   73,820,471        0.8%
                                                                                        ---------------      -----
Total Utilities...........................................................                  137,686,925        1.5%
                                                                                        ---------------      -----
TOTAL COMMON STOCKS.......................................................                9,318,148,642       99.8%
                                                                                        ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....   15,006,327      15,006,327        0.1%
                                                                                        ---------------      -----

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT
                                                                           ------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund........................................  724,867,696     724,867,696        7.8%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $284,470 FHLMC, rates ranging from 4.500% to
     6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
     06/01/41, valued at $285,492) to be repurchased at $276,185.......... $        276         276,184        0.0%
                                                                                        ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                  725,143,880        7.8%
                                                                                        ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,292,882,883)....................................................              $10,058,298,849      107.7%
                                                                                        ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                            ---------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                            -------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary.. $1,468,264,079           --   --    $ 1,468,264,079
   Consumer Staples........    846,050,670           --   --        846,050,670
   Energy..................  1,661,491,637           --   --      1,661,491,637
   Financials..............  1,678,572,372           --   --      1,678,572,372
   Health Care.............  1,014,124,248           --   --      1,014,124,248
   Industrials.............  1,337,287,489           --   --      1,337,287,489
   Information Technology..    324,040,085           --   --        324,040,085
   Materials...............    250,436,951           --   --        250,436,951
   Telecommunication
     Services..............    600,194,186           --   --        600,194,186
   Utilities...............    137,686,925           --   --        137,686,925
Temporary Cash Investments.     15,006,327           --   --         15,006,327
Securities Lending
  Collateral...............             -- $725,143,880   --        725,143,880
                            -------------- ------------   --    ---------------
TOTAL...................... $9,333,154,969 $725,143,880   --    $10,058,298,849
                            ============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (5.1%)
   National Australia Bank, Ltd......... 1,758,678 $ 46,973,112       0.7%
   Wesfarmers, Ltd...................... 2,539,298   86,154,389       1.2%
   Other Securities.....................            254,775,155       3.7%
                                                   ------------      ----
TOTAL AUSTRALIA.........................            387,902,656       5.6%
                                                   ------------      ----
AUSTRIA -- (0.3%)
   Other Securities.....................             20,634,227       0.3%
                                                   ------------      ----
BELGIUM -- (0.8%)
   Other Securities.....................             59,337,610       0.9%
                                                   ------------      ----
CANADA -- (12.2%)
  #Encana Corp.......................... 2,051,015   44,487,529       0.6%
   Goldcorp, Inc........................   952,168   46,330,723       0.7%
   Kinross Gold Corp.................... 2,678,826   38,190,236       0.5%
  #Manulife Financial Corp.............. 4,206,497   55,537,999       0.8%
  #Sun Life Financial, Inc.............. 1,513,735   38,209,754       0.5%
   Suncor Energy, Inc................... 3,046,286   97,034,944       1.4%
  #Teck Resources, Ltd. Class B......... 1,483,730   59,483,171       0.9%
  #Thomson Reuters Corp................. 1,832,184   54,207,280       0.8%
  #TransCanada Corp..................... 1,901,357   80,823,171       1.2%
   Other Securities.....................            418,371,148       6.0%
                                                   ------------      ----
TOTAL CANADA............................            932,675,955      13.4%
                                                   ------------      ----
DENMARK -- (1.0%)
   Other Securities.....................             78,190,915       1.1%
                                                   ------------      ----
FINLAND -- (0.5%)
   Other Securities.....................             38,755,297       0.6%
                                                   ------------      ----
FRANCE -- (8.1%)
   AXA SA............................... 4,058,877   65,282,762       0.9%
   Cie de Saint-Gobain SA............... 1,039,077   48,023,542       0.7%
   GDF Suez SA.......................... 2,974,295   83,793,967       1.2%
   Societe Generale SA.................. 1,383,654   39,616,437       0.6%
   Vivendi SA........................... 3,567,218   79,714,572       1.2%
   Other Securities.....................            301,029,827       4.3%
                                                   ------------      ----
TOTAL FRANCE............................            617,461,107       8.9%
                                                   ------------      ----
GERMANY -- (7.6%)
   Allianz SE...........................   409,076   45,514,671       0.7%
   Bayerische Motoren Werke AG..........   915,762   74,391,132       1.1%
   Daimler AG........................... 2,088,586  106,077,407       1.5%
   Deutsche Bank AG..................... 1,039,440   42,979,349       0.6%
   Deutsche Telekom AG.................. 2,852,483   36,238,329       0.5%
  #Deutsche Telekom AG Sponsored ADR.... 3,099,741   39,366,711       0.6%
   E.ON AG.............................. 2,426,569   58,516,673       0.8%
   Munchener
     Rueckversicherungs-Gesellschaft AG.   400,624   53,651,325       0.8%
   Other Securities.....................            124,509,792       1.8%
                                                   ------------      ----
TOTAL GERMANY...........................            581,245,389       8.4%
                                                   ------------      ----
GREECE -- (0.1%)
   Other Securities.....................              4,894,561       0.1%
                                                   ------------      ----
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd............... 5,618,000   51,349,161       0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
 HONG KONG -- (Continued)
    Other Securities.................            $   55,518,530       0.8%
                                                 --------------      ----
 TOTAL HONG KONG.....................               106,867,691       1.5%
                                                 --------------      ----
 IRELAND -- (0.2%)
    Other Securities.................                15,199,876       0.2%
                                                 --------------      ----
 ISRAEL -- (0.5%)
    Other Securities.................                38,329,881       0.5%
                                                 --------------      ----
 ITALY -- (1.2%)
    Other Securities.................                89,164,763       1.3%
                                                 --------------      ----
 JAPAN -- (19.3%)
    Mitsubishi Heavy Industries, Ltd.  9,007,000     36,699,293       0.5%
   #Mitsubishi UFJ Financial Group,
     Inc............................. 15,413,706     66,987,001       1.0%
    Nissan Motor Co., Ltd............  4,503,100     41,404,872       0.6%
   #Sony Corp. Sponsored ADR.........  1,801,665     37,780,915       0.5%
    Sumitomo Corp....................  3,241,900     40,138,454       0.6%
   #Toyota Motor Corp. Sponsored ADR.    673,198     44,909,039       0.7%
    Other Securities.................             1,205,111,310      17.3%
                                                 --------------      ----
 TOTAL JAPAN.........................             1,473,030,884      21.2%
                                                 --------------      ----
 MALAYSIA -- (0.0%)
    Other Securities.................                        --       0.0%
                                                 --------------      ----
 NETHERLANDS -- (2.8%)
   #ArcelorMittal NV.................  2,446,831     50,730,198       0.7%
   *ING Groep NV.....................  4,345,626     37,463,546       0.5%
    Koninklijke Philips Electronics
      NV.............................  1,939,039     40,364,410       0.6%
    Other Securities.................                87,853,051       1.3%
                                                 --------------      ----
 TOTAL NETHERLANDS...................               216,411,205       3.1%
                                                 --------------      ----
 NEW ZEALAND -- (0.1%)
    Other Securities.................                 6,099,517       0.1%
                                                 --------------      ----
 NORWAY -- (1.0%)
    Other Securities.................                72,663,534       1.0%
                                                 --------------      ----
 PORTUGAL -- (0.1%)
    Other Securities.................                 5,744,115       0.1%
                                                 --------------      ----
 SINGAPORE -- (1.0%)
    Other Securities.................                78,508,852       1.1%
                                                 --------------      ----
 SPAIN -- (2.8%)
    Banco Santander SA...............  4,170,537     35,298,849       0.5%
    Repsol YPF SA Sponsored ADR......  1,432,181     43,208,901       0.6%
    Other Securities.................               131,339,944       1.9%
                                                 --------------      ----
 TOTAL SPAIN.........................               209,847,694       3.0%
                                                 --------------      ----
 SWEDEN -- (2.2%)
    Nordea Bank AB...................  4,070,233     36,961,282       0.5%
    Other Securities.................               133,018,079       1.9%
                                                 --------------      ----
 TOTAL SWEDEN........................               169,979,361       2.4%
                                                 --------------      ----
 SWITZERLAND -- (4.9%)
    Holcim, Ltd......................    886,165     56,117,367       0.8%
   *Swiss Re, Ltd....................  1,108,107     60,500,983       0.9%
   *UBS AG...........................  3,071,652     38,820,179       0.5%
    Zurich Financial Services AG.....    322,634     74,348,937       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
SWITZERLAND -- (Continued)
   Other Securities..........................              $  140,256,396        2.0%
                                                           --------------      -----
TOTAL SWITZERLAND............................                 370,043,862        5.3%
                                                           --------------      -----
UNITED KINGDOM -- (17.1%)
   Aviva P.L.C...............................    7,470,381     40,755,092        0.6%
  #Barclays P.L.C. Sponsored ADR.............    4,308,754     53,902,513        0.8%
   BP P.L.C. Sponsored ADR...................    2,525,358    111,570,316        1.6%
   Kingfisher P.L.C..........................   10,285,817     42,615,041        0.6%
   Royal Dutch Shell P.L.C. ADR..............    3,323,210    238,606,478        3.4%
   Vodafone Group P.L.C......................   34,976,333     97,118,175        1.4%
   Vodafone Group P.L.C. Sponsored ADR.......    8,700,738    242,228,546        3.5%
   William Morrison Supermarkets P.L.C.......    8,127,143     39,411,911        0.6%
   Xstrata P.L.C.............................    4,186,332     69,729,764        1.0%
   Other Securities..........................                 370,447,348        5.3%
                                                           --------------      -----
TOTAL UNITED KINGDOM.........................               1,306,385,184       18.8%
                                                           --------------      -----
TOTAL COMMON STOCKS..........................               6,879,374,136       98.9%
                                                           --------------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities..........................                  19,462,153        0.3%
                                                           --------------      -----
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
   Other Securities..........................                   1,391,631        0.0%
                                                           --------------      -----

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund...........  715,664,286    715,664,286       10.3%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $2,921,919) to be
     repurchased at $2,864,635............... $      2,865      2,864,626        0.0%
                                                           --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........                 718,528,912       10.3%
                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,061,653,062)......................              $7,618,756,832      109.5%
                                                           ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $    6,629,134 $  381,273,522   --    $  387,902,656
    Austria...............             --     20,634,227   --        20,634,227
    Belgium...............      3,455,957     55,881,653   --        59,337,610
    Canada................    932,675,955             --   --       932,675,955
    Denmark...............             --     78,190,915   --        78,190,915
    Finland...............      1,388,619     37,366,678   --        38,755,297
    France................     28,654,193    588,806,914   --       617,461,107
    Germany...............     88,531,841    492,713,548   --       581,245,389
    Greece................        335,251      4,559,310   --         4,894,561
    Hong Kong.............             --    106,867,691   --       106,867,691
    Ireland...............      4,784,538     10,415,338   --        15,199,876
    Israel................      5,756,752     32,573,129   --        38,329,881
    Italy.................     23,300,035     65,864,728   --        89,164,763
    Japan.................    117,374,320  1,355,656,564   --     1,473,030,884
    Malaysia..............             --             --   --                --
    Netherlands...........     13,867,890    202,543,315   --       216,411,205
    New Zealand...........             --      6,099,517   --         6,099,517
    Norway................        311,480     72,352,054   --        72,663,534
    Portugal..............             --      5,744,115   --         5,744,115
    Singapore.............             --     78,508,852   --        78,508,852
    Spain.................     55,061,813    154,785,881   --       209,847,694
    Sweden................      9,912,006    160,067,355   --       169,979,361
    Switzerland...........     52,276,796    317,767,066   --       370,043,862
    United Kingdom........    701,196,382    605,188,802   --     1,306,385,184
 Preferred Stocks
    Germany...............             --     19,462,153   --        19,462,153
 Rights/Warrants
    Hong Kong.............             --      1,391,631   --         1,391,631
 Securities Lending
   Collateral.............             --    718,528,912   --       718,528,912
                           -------------- --------------   --    --------------
 TOTAL.................... $2,045,512,962 $5,573,243,870   --    $7,618,756,832
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                        SHARES     VALUE++    OF NET ASSETS**
                                       --------- ------------ ---------------
   COMMON STOCKS -- (89.2%)
   Consumer Discretionary -- (20.6%)
      Aoyama Trading Co., Ltd.........   250,500 $  3,957,036       0.3%
      Autobacs Seven Co., Ltd.........    97,200    4,450,886       0.3%
     *Haseko Corp..................... 5,986,000    3,763,301       0.2%
      Komeri Co., Ltd.................   121,500    3,827,963       0.3%
     #Nifco, Inc......................   191,700    4,999,788       0.3%
    #*Pioneer Electronic Corp.........   981,300    3,934,768       0.3%
      Ryohin Keikaku Co., Ltd.........    94,300    4,475,211       0.3%
      Shimachu Co., Ltd...............   187,000    4,033,239       0.3%
      SKY Perfect JSAT Holdings, Inc..     7,630    3,708,231       0.2%
      Sumitomo Forestry Co., Ltd......   436,666    3,778,511       0.3%
      Toyobo Co., Ltd................. 3,218,000    4,570,007       0.3%
     #Zensho Co., Ltd.................   298,400    3,723,858       0.2%
      Other Securities................            293,744,594      19.5%
                                                 ------------      ----
   Total Consumer Discretionary.......            342,967,393      22.8%
                                                 ------------      ----
   Consumer Staples -- (9.0%)
      Fuji Oil Co., Ltd...............   258,900    3,674,846       0.2%
     #Megmilk Snow Brand Co., Ltd.....   194,300    3,735,258       0.3%
      Nichirei Corp................... 1,019,000    4,522,962       0.3%
      Takara Holdings, Inc............   714,000    4,219,127       0.3%
      Other Securities................            134,068,275       8.9%
                                                 ------------      ----
   Total Consumer Staples.............            150,220,468      10.0%
                                                 ------------      ----
   Energy -- (0.9%)
      Other Securities................             15,515,236       1.0%
                                                 ------------      ----
   Financials -- (10.1%)
      Bank of Okinawa, Ltd. (The).....    92,500    3,692,807       0.2%
      Century Tokyo Leasing Corp......   223,890    4,476,323       0.3%
      Daishi Bank, Ltd. (The)......... 1,398,000    4,448,525       0.3%
      Hyakugo Bank, Ltd. (The)........ 1,045,609    4,066,286       0.3%
      Hyakujishi Bank, Ltd. (The)..... 1,022,000    3,913,596       0.2%
      Juroku Bank, Ltd................ 1,331,000    3,980,608       0.3%
      Kiyo Holdings, Inc.............. 2,635,900    3,720,995       0.2%
      Musashino Bank, Ltd.............   130,300    4,143,571       0.3%
      Ogaki Kyoritsu Bank, Ltd. (The). 1,315,000    4,076,621       0.3%
      San-in Godo Bank, Ltd. (The)....   592,000    4,303,496       0.3%
      Tokyo Tatemono Co., Ltd......... 1,552,000    4,870,859       0.3%
      Other Securities................            123,207,469       8.2%
                                                 ------------      ----
   Total Financials...................            168,901,156      11.2%
                                                 ------------      ----
   Health Care -- (3.8%)
      Kaken Pharmaceutical Co., Ltd...   353,000    4,430,753       0.3%
      KYORIN Holdings, Inc............   205,000    3,772,136       0.3%
     #Nihon Kohden Corp...............   159,200    3,716,689       0.2%
      Rohto Pharmaceutical Co., Ltd...   360,000    4,147,178       0.3%
     #Sawai Pharmaceutical Co., Ltd...    50,500    4,723,834       0.3%
      Other Securities................             42,255,491       2.8%
                                                 ------------      ----
   Total Health Care..................             63,046,081       4.2%
                                                 ------------      ----
   Industrials -- (24.1%)
      Duskin Co., Ltd.................   212,500    4,129,397       0.3%
      Hitachi Zosen Corp.............. 2,951,000    3,989,842       0.3%
     #Miura Co., Ltd..................   137,600    3,691,708       0.2%
      Nachi-Fujikoshi Corp............   663,000    3,674,507       0.2%
      OKUMA Corp......................   517,000    3,805,376       0.3%
      OSG Corp........................   289,400    3,708,430       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                           SHARES        VALUE++     OF NET ASSETS**
                                         ------------ -------------- ---------------
Industrials -- (Continued)
   Sankyu, Inc..........................      969,000 $    3,836,727        0.3%
   Other Securities.....................                 374,966,815       24.9%
                                                      --------------      -----
Total Industrials.......................                 401,802,802       26.7%
                                                      --------------      -----
Information Technology -- (9.6%)
  #Anritsu Corp.........................      458,000      5,178,398        0.4%
   Capcom Co., Ltd......................      205,600      5,378,552        0.4%
   Horiba, Ltd..........................      160,950      5,105,623        0.3%
   IT Holdings Corp.....................      357,401      3,671,509        0.3%
   Net One Systems Co., Ltd.............        1,984      5,160,385        0.3%
   Other Securities.....................                 135,587,936        9.0%
                                                      --------------      -----
Total Information Technology............                 160,082,403       10.7%
                                                      --------------      -----
Materials -- (10.6%)
   FP Corp..............................       61,200      3,896,208        0.3%
  #Hokuetsu Kishu Paper Co., Ltd........      862,199      5,674,954        0.4%
  #Sumitomo Osaka Cement Co., Ltd.......    1,640,000      4,968,204        0.3%
   Taiheiyo Cement Corp.................    2,664,000      5,175,243        0.3%
   Toagosei Co., Ltd....................    1,096,000      4,895,489        0.3%
   Tokai Carbon Co., Ltd................      825,000      4,092,463        0.3%
   Other Securities.....................                 147,158,740        9.8%
                                                      --------------      -----
Total Materials.........................                 175,861,301       11.7%
                                                      --------------      -----
Utilities -- (0.5%)
   Other Securities.....................                   8,117,479        0.6%
                                                      --------------      -----
TOTAL COMMON STOCKS.....................               1,486,514,319       98.9%
                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.....................                          --        0.0%
                                                      --------------      -----

                                           SHARES/
                                            FACE
                                           AMOUNT        VALUE+
                                         ------------ --------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@DFA Short Term Investment Fund......  179,334,778    179,334,778       12.0%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $383,050) to
     be repurchased at $375,540......... $        376        375,539        0.0%
                                                      --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 179,710,317       12.0%
                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,814,743,819).................              $1,666,224,636      110.9%
                                                      ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $1,942,492 $  341,024,901   --    $  342,967,393
   Consumer Staples...........    323,805    149,896,663   --       150,220,468
   Energy.....................         --     15,515,236   --        15,515,236
   Financials.................         --    168,901,156   --       168,901,156
   Health Care................         --     63,046,081   --        63,046,081
   Industrials................    134,689    401,668,113   --       401,802,802
   Information Technology.....         --    160,082,403   --       160,082,403
   Materials..................         --    175,861,301   --       175,861,301
   Utilities..................         --      8,117,479   --         8,117,479
Rights/Warrants...............         --             --   --                --
Securities Lending Collateral.         --    179,710,317   --       179,710,317
                               ---------- --------------   --    --------------
TOTAL......................... $2,400,986 $1,663,823,650   --    $1,666,224,636
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                          --------- ------------ ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (51.7%)
   Adelaide Brighton, Ltd................ 1,927,272 $  5,766,974       0.6%
   Ansell, Ltd...........................   503,479    7,363,989       0.8%
  #APA Group, Ltd........................ 1,403,768    6,401,846       0.7%
  #Aristocrat Leisure, Ltd............... 1,611,890    3,816,054       0.4%
  #Australian Infrastructure Fund NL..... 3,159,690    6,272,817       0.7%
   Beach Energy, Ltd..................... 4,828,492    5,934,225       0.7%
   Boart Longyear Group.................. 1,792,094    6,100,440       0.7%
   Bradken, Ltd..........................   708,039    5,710,618       0.6%
   Campbell Brothers, Ltd................   261,443   12,585,834       1.4%
  #carsales.com, Ltd.....................   809,574    4,185,086       0.5%
   Challenger, Ltd....................... 1,063,324    5,069,014       0.6%
   CSR, Ltd.............................. 2,025,158    5,158,339       0.6%
  #David Jones, Ltd...................... 1,783,074    6,294,519       0.7%
 #*Downer EDI, Ltd....................... 1,591,674    5,054,618       0.6%
   DUET Group, Ltd....................... 4,437,176    7,732,961       0.9%
  #Flight Centre, Ltd....................   192,954    4,006,413       0.4%
  #Goodman Fielder, Ltd.................. 8,233,537    4,788,349       0.5%
   GrainCorp, Ltd........................   693,457    5,712,269       0.6%
   Iluka Resources, Ltd..................   573,137    9,528,200       1.0%
  #Independence Group NL.................   892,724    4,935,443       0.5%
  #Invocare, Ltd.........................   572,622    4,172,041       0.5%
  #IOOF Holdings, Ltd....................   989,055    6,550,695       0.7%
  #JB Hi-Fi, Ltd.........................   407,557    6,726,320       0.7%
  #Kingsgate Consolidated, Ltd...........   560,879    4,421,985       0.5%
  #Medusa Mining, Ltd....................   579,085    4,070,719       0.4%
   Mineral Resources, Ltd................   419,678    4,920,651       0.5%
  #Monadelphous Group, Ltd...............   318,887    6,064,967       0.7%
  #Mount Gibson Iron, Ltd................ 2,962,399    4,738,207       0.5%
  #Myer Holdings, Ltd.................... 2,456,107    6,703,584       0.7%
  #Navitas, Ltd.......................... 1,157,537    5,013,315       0.6%
  *PanAust, Ltd.......................... 1,780,618    6,016,882       0.7%
  #Perpetual Trustees Australia, Ltd.....   167,142    3,950,909       0.4%
 #*Perseus Mining, Ltd................... 1,605,654    5,309,539       0.6%
  #Primary Health Care, Ltd.............. 1,866,288    6,495,676       0.7%
   Reece Australia, Ltd..................   238,457    4,689,436       0.5%
  #SAI Global, Ltd....................... 1,064,331    5,301,870       0.6%
  #Seek, Ltd.............................   666,916    4,323,680       0.5%
   Seven Group Holdings, Ltd.............   641,345    5,152,442       0.6%
  #Seven West Media, Ltd................. 1,335,509    5,003,193       0.6%
   Spark Infrastructure Group, Ltd....... 4,783,165    6,094,155       0.7%
 #*Sundance Resources, Ltd............... 8,756,539    3,955,560       0.4%
  #Super Retail Group, Ltd...............   909,056    5,150,189       0.6%
  #Transfield Services, Ltd.............. 1,784,320    4,258,408       0.5%
   UGL, Ltd..............................   332,576    4,601,399       0.5%
   Other Securities......................            315,932,663      34.8%
                                                    ------------      ----
TOTAL AUSTRALIA..........................            562,036,493      62.0%
                                                    ------------      ----
HONG KONG -- (15.4%)
   Giordano International, Ltd........... 7,162,000    5,374,945       0.6%
   Other Securities......................            162,745,971      17.9%
                                                    ------------      ----
TOTAL HONG KONG..........................            168,120,916      18.5%
                                                    ------------      ----
MALAYSIA -- (0.0%)
   Other Securities......................                  4,205       0.0%
                                                    ------------      ----
NEW ZEALAND -- (5.5%)
   Fisher & Paykel Healthcare Corp., Ltd. 2,659,497    4,946,589       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                            SHARES        VALUE++     OF NET ASSETS**
                                         ------------  -------------- ---------------
NEW ZEALAND -- (Continued)
   Port of Tauranga, Ltd................      528,322  $    4,135,066        0.5%
   Sky City Entertainment Group, Ltd....    2,938,887       8,361,441        0.9%
   Sky Network Television, Ltd..........      940,466       4,163,442        0.5%
   Other Securities.....................                   38,013,153        4.2%
                                                       --------------      -----
TOTAL NEW ZEALAND.......................                   59,619,691        6.6%
                                                       --------------      -----
SINGAPORE -- (9.4%)
  *Biosensors International Group, Ltd..    3,419,237       3,811,638        0.4%
   Other Securities.....................                   98,349,063       10.9%
                                                       --------------      -----
TOTAL SINGAPORE.........................                  102,160,701       11.3%
                                                       --------------      -----
TOTAL COMMON STOCKS.....................                  891,942,006       98.4%
                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.....................                        3,864        0.0%
                                                       --------------      -----
HONG KONG -- (0.0%)
   Other Securities.....................                       40,990        0.0%
                                                       --------------      -----
SINGAPORE -- (0.0%)
   Other Securities.....................                       79,161        0.0%
                                                       --------------      -----
TOTAL RIGHTS/WARRANTS...................                      124,015        0.0%
                                                       --------------      -----

                                            SHARES/
                                             FACE
                                            AMOUNT        VALUE+
                                         ------------  --------------
                                             (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@DFA Short Term Investment Fund......  194,946,384     194,946,384       21.5%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $507,060) to
     be repurchased at $497,120......... $        497         497,118        0.0%
                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                  195,443,502       21.5%
                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,048,582,657).................               $1,087,509,523      119.9%
                                                       ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Australia................. $ 9,745,378 $  552,291,115   --    $  562,036,493
   Hong Kong.................     431,272    167,689,644   --       168,120,916
   Malaysia..................          --          4,205   --             4,205
   New Zealand...............      84,538     59,535,153   --        59,619,691
   Singapore.................     184,430    101,976,271   --       102,160,701
Rights/Warrants
   Australia.................          22          3,842   --             3,864
   Hong Kong.................      40,990             --   --            40,990
   Singapore.................      62,935         16,226   --            79,161
Securities Lending Collateral          --    195,443,502   --       195,443,502
                              ----------- --------------   --    --------------
TOTAL........................ $10,549,565 $1,076,959,958   --    $1,087,509,523
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (99.5%)
Consumer Discretionary -- (22.6%)
  *Berkeley Group Holdings P.L.C. (The).   511,780 $ 10,262,607       0.9%
   GKN P.L.C............................ 3,414,280   10,379,451       0.9%
   Greene King P.L.C.................... 1,421,372   10,248,985       0.9%
   Inchcape P.L.C....................... 1,915,975   10,215,753       0.9%
   Informa P.L.C........................ 2,227,041   12,932,542       1.1%
  *ITV P.L.C............................ 8,448,636    8,656,619       0.8%
   Ladbrokes P.L.C...................... 3,578,739    7,926,071       0.7%
   Millennium & Copthorne Hotels P.L.C.. 1,048,561    7,496,839       0.7%
   Persimmon P.L.C...................... 1,135,393    9,054,346       0.8%
   Rightmove P.L.C......................   378,372    7,916,679       0.7%
   UBM P.L.C............................   917,439    7,467,863       0.6%
   William Hill P.L.C................... 2,873,883    9,975,029       0.9%
   Other Securities.....................            142,912,801      12.6%
                                                   ------------      ----
Total Consumer Discretionary............            255,445,585      22.5%
                                                   ------------      ----
Consumer Staples -- (4.1%)
   PZ Cussons P.L.C..................... 1,287,639    7,603,992       0.7%
   Tate & Lyle P.L.C.................... 1,074,000   11,236,585       1.0%
   Other Securities.....................             27,383,039       2.4%
                                                   ------------      ----
Total Consumer Staples..................             46,223,616       4.1%
                                                   ------------      ----
Energy -- (4.7%)
   John Wood Group P.L.C................ 1,034,385   10,241,235       0.9%
  *Premier Oil P.L.C.................... 1,778,192   10,468,183       0.9%
   Other Securities.....................             32,447,704       2.9%
                                                   ------------      ----
Total Energy............................             53,157,122       4.7%
                                                   ------------      ----
Financials -- (13.4%)
   Aberdeen Asset Management P.L.C...... 2,820,342    8,684,151       0.8%
   Amlin P.L.C.......................... 1,905,352    8,788,141       0.8%
   Catlin Group, Ltd.................... 1,357,851    8,637,469       0.8%
   Henderson Group P.L.C................ 3,838,880    7,392,054       0.7%
   Hiscox, Ltd.......................... 1,562,751    9,550,834       0.8%
   IG Group Holdings P.L.C.............. 1,317,769    9,826,558       0.9%
   Jardine Lloyd Thompson Group P.L.C...   638,821    7,365,218       0.6%
   London Stock Exchange Group P.L.C....   579,642    8,368,165       0.7%
   Provident Financial P.L.C............   541,018    9,615,833       0.8%
   Other Securities.....................             73,851,452       6.5%
                                                   ------------      ----
Total Financials........................            152,079,875      13.4%
                                                   ------------      ----
Health Care -- (1.9%)
   Other Securities.....................             21,928,906       1.9%
                                                   ------------      ----
Industrials -- (30.5%)
   Babcock International Group P.L.C.... 1,446,405   16,346,634       1.4%
   Balfour Beatty P.L.C................. 2,828,972   11,412,635       1.0%
   BBA Aviation P.L.C................... 2,792,163    7,949,170       0.7%
   Carillion P.L.C...................... 1,773,138    9,848,482       0.9%
   Charter International P.L.C..........   664,438    9,570,201       0.8%
   Cookson Group P.L.C.................. 1,135,834    8,730,616       0.8%
   Firstgroup P.L.C..................... 1,763,210    9,443,194       0.8%
   IMI P.L.C............................ 1,053,765   13,887,888       1.2%
   Intertek Group P.L.C.................   506,207   16,690,015       1.5%
   Invensys P.L.C....................... 2,110,010    7,633,539       0.7%
   Meggitt P.L.C........................ 2,465,596   15,216,658       1.3%
   Melrose P.L.C........................ 1,583,124    8,361,271       0.7%
   Michael Page International P.L.C..... 1,310,832    8,438,432       0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
Industrials -- (Continued)
  *Rentokil Initial P.L.C............  6,753,492 $    7,788,542       0.7%
   Rotork P.L.C......................    366,679      9,890,187       0.9%
   Spirax-Sarco Engineering P.L.C....    319,520      9,815,375       0.9%
   Travis Perkins P.L.C..............    922,110     13,042,544       1.2%
   Other Securities..................               161,405,297      14.2%
                                                 --------------      ----
Total Industrials....................               345,470,680      30.5%
                                                 --------------      ----
Information Technology -- (10.1%)
   Halma P.L.C.......................  1,541,075      8,281,224       0.7%
   Logica P.L.C......................  6,339,968      9,513,413       0.8%
  *Misys P.L.C.......................  1,604,251      7,512,729       0.7%
   Spectris P.L.C....................    515,234     10,526,946       0.9%
   Other Securities..................                78,876,227       7.0%
                                                 --------------      ----
Total Information Technology.........               114,710,539      10.1%
                                                 --------------      ----
Materials -- (7.3%)
   Croda International P.L.C.........    520,183     14,624,049       1.3%
   Mondi P.L.C.......................  1,078,021      8,199,053       0.7%
   Other Securities..................                59,734,196       5.3%
                                                 --------------      ----
Total Materials......................                82,557,298       7.3%
                                                 --------------      ----
Telecommunication Services -- (2.3%)
   Other Securities..................                25,819,992       2.3%
                                                 --------------      ----
Utilities -- (2.6%)
   Drax Group P.L.C..................  1,479,700     12,880,863       1.2%
   Pennon Group P.L.C................  1,445,401     16,146,166       1.4%
   Other Securities..................                   240,136       0.0%
                                                 --------------      ----
Total Utilities......................                29,267,165       2.6%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             1,126,660,778      99.4%
                                                 --------------      ----
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..................                     9,625       0.0%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..................                     9,536       0.0%
                                                 --------------      ----

                                       SHARES/
                                        FACE
                                       AMOUNT       VALUE+
                                      ---------- --------------
                                        (000)
SECURITIES LENDING COLLATERAL --
  (0.5%)
(S)@DFA Short Term Investment Fund...  3,124,051      3,124,051       0.3%
   @Repurchase Agreement, Deutsche
    Bank Securities, Inc. 0.11%,
    11/01/11 (Collateralized by
    FNMA 3.500%, 11/01/31, valued
    at $2,571,372) to be
    repurchased at $2,520,961........ $    2,521      2,520,953       0.2%
                                                 --------------      ----
TOTAL SECURITIES LENDING COLLATERAL..                 5,645,004       0.5%
                                                 --------------      ----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,103,961,462)..............            $1,132,324,943      99.9%
                                                 ==============      ====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $2,307,852 $  253,137,733   --    $  255,445,585
   Consumer Staples...........    291,174     45,932,442   --        46,223,616
   Energy.....................         --     53,157,122   --        53,157,122
   Financials.................      3,845    152,076,030   --       152,079,875
   Health Care................         --     21,928,906   --        21,928,906
   Industrials................         --    345,470,680   --       345,470,680
   Information Technology.....         --    114,710,539   --       114,710,539
   Materials..................         --     82,557,298   --        82,557,298
   Telecommunication Services.         --     25,819,992   --        25,819,992
   Utilities..................         --     29,267,165   --        29,267,165
Preferred Stocks
   Consumer Staples...........         --          9,625   --             9,625
Rights/Warrants...............         --          9,536   --             9,536
Securities Lending Collateral.         --      5,645,004   --         5,645,004
                               ---------- --------------   --    --------------
TOTAL......................... $2,602,871 $1,129,722,072   --    $1,132,324,943
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (86.7%)
AUSTRIA -- (2.1%)
   Other Securities.....................           $ 49,235,911       2.5%
                                                   ------------      ----
BELGIUM -- (2.9%)
   Ackermans & van Haaren NV............    87,214    7,026,076       0.4%
  *D'ieteren SA.........................   129,060    7,344,614       0.4%
   Other Securities.....................             52,870,924       2.6%
                                                   ------------      ----
TOTAL BELGIUM...........................             67,241,614       3.4%
                                                   ------------      ----
DENMARK -- (2.6%)
  *Topdanmark A.S.......................    53,386    8,789,962       0.5%
   Other Securities.....................             50,816,373       2.5%
                                                   ------------      ----
TOTAL DENMARK...........................             59,606,335       3.0%
                                                   ------------      ----
FINLAND -- (5.8%)
  #Elisa Oyj............................   494,801   10,431,808       0.5%
   Orion Oyj Series B...................   337,043    7,013,846       0.4%
   Other Securities.....................            115,966,780       5.8%
                                                   ------------      ----
TOTAL FINLAND...........................            133,412,434       6.7%
                                                   ------------      ----
FRANCE -- (10.1%)
  *Arkema SA............................   139,427    9,475,335       0.5%
  #Neopost SA...........................    91,985    6,996,144       0.4%
  #Nexans SA............................   131,823    8,292,007       0.4%
   Remy Cointreau SA....................    82,777    6,781,256       0.3%
   Valeo SA.............................   229,231   11,506,324       0.6%
   Zodiac Aerospace SA..................    89,170    6,991,700       0.3%
   Other Securities.....................            183,063,235       9.1%
                                                   ------------      ----
TOTAL FRANCE............................            233,106,001      11.6%
                                                   ------------      ----
GERMANY -- (12.8%)
  *Aareal Bank AG.......................   423,110    8,478,484       0.4%
   Aurubis AG...........................   152,783    8,620,221       0.4%
   Bilfinger Berger SE..................   162,980   14,547,368       0.7%
   MTU Aero Engines Holding AG..........   176,697   11,832,506       0.6%
   Rheinmetall AG.......................   126,352    6,700,932       0.4%
   Rhoen-Klinikum AG....................   406,308    8,107,235       0.4%
 #*SGL Carbon SE........................   229,387   14,257,094       0.7%
   Software AG..........................   192,899    7,988,782       0.4%
   Symrise AG...........................   330,233    8,548,072       0.4%
   Other Securities.....................            204,125,996      10.2%
                                                   ------------      ----
TOTAL GERMANY...........................            293,206,690      14.6%
                                                   ------------      ----
GREECE -- (1.9%)
   Other Securities.....................             43,085,344       2.2%
                                                   ------------      ----
IRELAND -- (2.9%)
   DCC P.L.C............................   308,989    8,564,908       0.4%
   Dragon Oil P.L.C..................... 1,339,680   12,083,896       0.6%
   Paddy Power P.L.C....................   180,573    9,997,277       0.5%
   Other Securities.....................             35,360,315       1.8%
                                                   ------------      ----
TOTAL IRELAND...........................             66,006,396       3.3%
                                                   ------------      ----
ISRAEL -- (2.4%)
   Other Securities.....................             53,990,503       2.7%
                                                   ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                         SHARES     VALUE++     OF NET ASSETS**
                                         ------- -------------- ---------------
ITALY -- (7.1%)
  #Banca Popolare di Sondrio Scarl...... 922,722 $    7,039,189       0.4%
   Davide Campari - Milano SpA.......... 990,609      7,652,926       0.4%
   Prysmian SpA......................... 653,038      9,872,100       0.5%
   Other Securities.....................            139,095,655       6.9%
                                                 --------------      ----
TOTAL ITALY.............................            163,659,870       8.2%
                                                 --------------      ----
NETHERLANDS -- (4.6%)
   Aalberts Industries NV............... 384,012      6,753,750       0.3%
  #Imtech NV............................ 272,621      8,053,728       0.4%
   Nutreco NV........................... 145,366      9,658,003       0.5%
   SBM Offshore NV...................... 563,703     12,385,902       0.6%
   Other Securities.....................             69,399,633       3.5%
                                                 --------------      ----
TOTAL NETHERLANDS.......................            106,251,016       5.3%
                                                 --------------      ----
NORWAY -- (2.8%)
   Other Securities.....................             64,920,076       3.2%
                                                 --------------      ----
PORTUGAL -- (0.9%)
   Other Securities.....................             20,190,809       1.0%
                                                 --------------      ----
SPAIN -- (5.4%)
  #Bolsas y Mercados Espanoles SA....... 236,082      6,761,301       0.3%
   Ebro Foods SA........................ 340,839      6,906,928       0.4%
  #*Grifols SA.......................... 457,616      8,508,217       0.4%
   Viscofan SA.......................... 183,430      7,043,085       0.4%
   Other Securities.....................             94,355,215       4.7%
                                                 --------------      ----
TOTAL SPAIN.............................            123,574,746       6.2%
                                                 --------------      ----
SWEDEN -- (8.3%)
  *Castellum AB......................... 548,218      7,421,699       0.4%
   Elekta AB Series B................... 255,842     10,216,832       0.5%
  *Lundin Petroleum AB.................. 439,229     10,719,305       0.5%
  *Meda AB Series A..................... 750,311      7,635,753       0.4%
   Trelleborg AB Series B............... 928,357      7,858,668       0.4%
   Other Securities.....................            146,210,677       7.3%
                                                 --------------      ----
TOTAL SWEDEN............................            190,062,934       9.5%
                                                 --------------      ----
SWITZERLAND -- (14.1%)
  *Aryzta AG............................ 289,931     13,979,948       0.7%
   Bank Sarasin & Cie AG Series B....... 182,505      6,937,974       0.3%
  *Clariant AG.......................... 699,758      7,577,735       0.4%
  *Dufry AG.............................  65,162      6,975,452       0.3%
  #Galenica Holding AG..................  18,828     10,906,687       0.5%
   GAM Holding AG....................... 780,910      9,336,078       0.5%
   Helvetia Holding AG..................  22,754      8,313,855       0.4%
   Lonza Group AG....................... 140,493      9,345,357       0.5%
  *PSP Swiss Property AG................ 148,327     13,494,819       0.7%
  *Sulzer AG............................  64,067      7,466,988       0.4%
   Swiss Life Holding AG................  93,938     11,537,216       0.6%
   Other Securities.....................            219,321,241      10.9%
                                                 --------------      ----
TOTAL SWITZERLAND.......................            325,193,350      16.2%
                                                 --------------      ----
TOTAL COMMON STOCKS.....................          1,992,744,029      99.6%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
   Other Securities.....................                  1,402       0.0%
                                                 --------------      ----
ITALY -- (0.1%)
   Other Securities.....................              1,667,926       0.1%
                                                 --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                               SHARES        VALUE++     OF NET ASSETS**
                                                                             ------------ -------------- ---------------
NORWAY -- (0.0%)
   Other Securities.........................................................              $           --        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS.......................................................                   1,669,328        0.1%
                                                                                          --------------      -----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT        VALUE+
                                                                             ------------ --------------
                                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@DFA Short Term Investment Fund..........................................  303,408,660    303,408,660       15.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%, 11/01/31, valued at $1,237,089) to be
     repurchased at $1,212,836.............................................. $      1,213      1,212,832        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.........................................                 304,621,492       15.2%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,351,668,120).....................................................              $2,299,034,849      114.9%
                                                                                          ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Austria................... $   391,925 $   48,843,986   --    $   49,235,911
   Belgium...................     518,454     66,723,160   --        67,241,614
   Denmark...................     263,563     59,342,772   --        59,606,335
   Finland...................          --    133,412,434   --       133,412,434
   France....................     592,920    232,513,081   --       233,106,001
   Germany...................   2,803,490    290,403,200   --       293,206,690
   Greece....................     140,819     42,944,525   --        43,085,344
   Ireland...................      38,612     65,967,784   --        66,006,396
   Israel....................   2,399,465     51,591,038   --        53,990,503
   Italy.....................          --    163,659,870   --       163,659,870
   Netherlands...............     309,421    105,941,595   --       106,251,016
   Norway....................     901,048     64,019,028   --        64,920,076
   Portugal..................     492,951     19,697,858   --        20,190,809
   Spain.....................     181,193    123,393,553   --       123,574,746
   Sweden....................   2,260,761    187,802,173   --       190,062,934
   Switzerland...............     339,294    324,854,056   --       325,193,350
Rights/Warrants
   Belgium...................         355          1,047   --             1,402
   Italy.....................   1,667,926             --   --         1,667,926
   Norway....................          --             --   --                --
Securities Lending Collateral          --    304,621,492   --       304,621,492
                              ----------- --------------   --    --------------
TOTAL........................ $13,302,197 $2,285,732,652   --    $2,299,034,849
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (77.5%)
Consumer Discretionary -- (7.9%)
   Astral Media, Inc. Class A...........   195,947 $  6,727,170       0.9%
  #Cineplex, Inc........................   191,278    5,079,637       0.7%
  #Corus Entertainment, Inc. Class B....   295,300    5,655,658       0.8%
  #Dollarama, Inc.......................   197,346    7,428,565       1.0%
   Groupe Aeroplan, Inc.................   696,151    8,017,872       1.1%
   RONA, Inc............................   677,175    6,522,077       0.9%
   Other Securities.....................             34,910,751       4.7%
                                                   ------------      ----
Total Consumer Discretionary............             74,341,730      10.1%
                                                   ------------      ----
Consumer Staples -- (2.4%)
   Jean Coutu Group PJC, Inc. Class A
     (The)..............................   400,161    5,118,688       0.7%
   Other Securities.....................             17,452,446       2.4%
                                                   ------------      ----
Total Consumer Staples..................             22,571,134       3.1%
                                                   ------------      ----
Energy -- (19.8%)
  *Advantage Oil & Gas, Ltd............. 1,098,231    5,828,585       0.8%
  #AltaGas, Ltd.........................   276,864    8,169,120       1.1%
 #*Bankers Petroleum, Ltd...............   810,182    4,307,965       0.6%
 #*Birchcliff Energy, Ltd...............   355,600    5,394,203       0.7%
  *BlackPearl Resources, Inc............   954,830    4,550,231       0.6%
  *Celtic Exploration, Ltd..............   269,000    6,663,266       0.9%
  #Daylight Energy, Ltd.................   739,288    7,305,730       1.0%
  *Gran Tierra Energy, Inc..............   969,291    5,941,678       0.8%
  #Keyera Corp..........................    92,651    4,226,577       0.6%
  #Mullen Group, Ltd....................   274,057    5,507,260       0.7%
  #NAL Energy Corp......................   517,913    4,588,083       0.6%
  *Paramount Resources, Ltd. Class A....   136,127    4,953,425       0.7%
   ShawCor, Ltd. Class A................   222,500    5,323,928       0.7%
  #Trilogy Energy Corp..................   191,610    6,528,293       0.9%
   Other Securities.....................            108,079,045      14.7%
                                                   ------------      ----
Total Energy............................            187,367,389      25.4%
                                                   ------------      ----
Financials -- (5.6%)
  #AGF Management, Ltd. Class B.........   330,879    5,304,687       0.7%
   Canadian Western Bank................   255,372    7,301,833       1.0%
   Home Capital Group, Inc..............   120,600    5,454,375       0.7%
   Laurentian Bank of Canada............    92,400    4,262,405       0.6%
   TMX Group, Inc.......................   231,476   10,171,707       1.4%
   Other Securities.....................             20,797,284       2.8%
                                                   ------------      ----
Total Financials........................             53,292,291       7.2%
                                                   ------------      ----
Health Care -- (1.6%)
   Other Securities.....................             14,813,008       2.0%
                                                   ------------      ----
Industrials -- (7.0%)
   Progressive Waste Solutions, Ltd.....   209,167    4,406,829       0.6%
  #Ritchie Brothers Auctioneers, Inc....   244,637    4,869,424       0.7%
   Russel Metals, Inc...................   243,400    5,601,802       0.8%
   Toromont Industries, Ltd.............   282,567    5,301,232       0.7%
 #*Westport Innovations, Inc............   189,501    5,718,776       0.8%
   Other Securities.....................             40,046,544       5.4%
                                                   ------------      ----
Total Industrials.......................             65,944,607       9.0%
                                                   ------------      ----
Information Technology -- (4.3%)
  *Celestica, Inc.......................   847,607    7,032,566       0.9%
   MacDonald Dettweiler & Associates,
     Ltd................................   111,753    5,023,980       0.7%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE++    OF NET ASSETS**
                                         ------------ ------------ ---------------
Information Technology -- (Continued)
  *Open Text Corp.......................      107,738 $  6,594,528        0.9%
   Wi-Lan, Inc..........................      666,819    4,963,930        0.7%
   Other Securities.....................                17,427,010        2.4%
                                                      ------------      -----
Total Information Technology............                41,042,014        5.6%
                                                      ------------      -----
Materials -- (26.6%)
   Alamos Gold, Inc.....................      423,220    7,833,869        1.1%
 #*AuRico Gold, Inc.....................      967,320    9,365,074        1.3%
  *Detour Gold Corp.....................      237,256    7,854,977        1.1%
  *Euro Goldfields, Ltd.................      521,960    5,875,487        0.8%
  *First Majestic Silver Corp...........      350,583    5,954,723        0.8%
  #HudBay Minerals, Inc.................      611,960    6,704,392        0.9%
   Major Drilling Group International,
     Inc................................      319,200    4,268,810        0.6%
  #Methanex Corp........................      289,704    7,469,669        1.0%
 #*NovaGold Resources, Inc..............      612,655    5,624,071        0.8%
  *Quadra FNX Mining, Ltd...............      408,502    4,713,091        0.6%
 #*SEMAFO, Inc..........................      905,185    6,947,244        0.9%
   Sherritt International Corp..........    1,571,926    9,036,505        1.2%
  #Silvercorp Metals, Inc...............      620,630    5,771,999        0.8%
   West Fraser Timber Co., Ltd..........      131,316    5,664,999        0.8%
   Other Securities.....................               157,883,063       21.4%
                                                      ------------      -----
Total Materials.........................               250,967,973       34.1%
                                                      ------------      -----
Telecommunication Services -- (0.3%)
   Other Securities.....................                 2,467,484        0.3%
                                                      ------------      -----
Utilities -- (2.0%)
  #Just Energy Group, Inc...............      467,883    5,050,836        0.7%
   Other Securities.....................                13,927,682        1.9%
                                                      ------------      -----
Total Utilities.........................                18,978,518        2.6%
                                                      ------------      -----
TOTAL COMMON STOCKS.....................               731,786,148       99.4%
                                                      ------------      -----
RIGHTS/WARRANTS -- (0.0%)
  Other Securities......................                    43,371        0.0%
                                                      ------------      -----

                                           SHARES/
                                            FACE
                                           AMOUNT       VALUE+
                                         ------------ ------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (22.5%)
(S)@DFA Short Term Investment Fund......  210,374,890  210,374,890       28.6%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $2,366,389) to
     be repurchased at $2,319,996....... $      2,320    2,319,989        0.3%
                                                      ------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....               212,694,879       28.9%
                                                      ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $970,256,943)...................              $944,524,398      128.3%
                                                      ============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                 ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Consumer Discretionary....... $ 74,341,730           --   --    $ 74,341,730
   Consumer Staples.............   22,571,134           --   --      22,571,134
   Energy.......................  187,367,389           --   --     187,367,389
   Financials...................   53,292,291           --   --      53,292,291
   Health Care..................   14,813,008           --   --      14,813,008
   Industrials..................   65,944,607           --   --      65,944,607
   Information Technology.......   41,042,014           --   --      41,042,014
   Materials....................  250,967,973           --   --     250,967,973
   Telecommunication Services...    2,467,484           --   --       2,467,484
   Utilities....................   18,978,518           --   --      18,978,518
Rights/Warrants.................       32,434 $     10,937   --          43,371
Securities Lending Collateral...           --  212,694,879   --     212,694,879
                                 ------------ ------------   --    ------------
TOTAL........................... $731,818,582 $212,705,816   --    $944,524,398
                                 ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
COMMON STOCKS -- (84.3%)
BRAZIL -- (5.1%)
  #BRF - Brasil Foods SA ADR...........    590,060 $ 12,420,763       0.5%
   Petroleo Brasilerio SA ADR..........    825,839   22,305,911       0.9%
  #Vale SA Sponsored ADR...............    517,614   13,152,572       0.6%
   Other Securities....................              85,465,200       3.5%
                                                   ------------      ----
TOTAL BRAZIL...........................             133,344,446       5.5%
                                                   ------------      ----
CHILE -- (1.9%)
   Other Securities....................              51,064,584       2.1%
                                                   ------------      ----
CHINA -- (12.4%)
   Bank of China, Ltd. Series H........ 48,700,100   17,332,800       0.7%
   China Construction Bank Corp.
     Series H.......................... 28,362,590   20,838,995       0.9%
  #China Life Insurance Co., Ltd. ADR..    305,704   11,846,030       0.5%
   China Mobile, Ltd. Sponsored ADR....    729,872   34,712,712       1.4%
  #China Petroleum & Chemical Corp.
    ADR................................    106,449   10,048,786       0.4%
  #CNOOC, Ltd. ADR.....................    100,270   18,911,925       0.8%
   Industrial & Commercial Bank of
     China, Ltd. Series H.............. 36,966,185   23,037,295       0.9%
  #PetroChina Co., Ltd. ADR............    141,210   18,302,228       0.7%
   Tencent Holdings, Ltd...............    700,600   16,123,538       0.7%
   Other Securities....................             154,657,110       6.3%
                                                   ------------      ----
TOTAL CHINA............................             325,811,419      13.3%
                                                   ------------      ----
COLOMBIA -- (0.4%)
   Other Securities....................               9,639,683       0.4%
                                                   ------------      ----
CZECH REPUBLIC -- (0.5%)
   Other Securities....................              13,611,179       0.6%
                                                   ------------      ----
EGYPT -- (0.1%)
   Other Securities....................               3,004,529       0.1%
                                                   ------------      ----
HUNGARY -- (0.4%)
   Other Securities....................              10,049,799       0.4%
                                                   ------------      ----
INDIA -- (8.6%)
   HDFC Bank, Ltd......................  1,530,370   15,228,014       0.6%
   ICICI Bank, Ltd. Sponsored ADR......    306,356   11,384,189       0.5%
   Infosys, Ltd........................    250,829   14,661,612       0.6%
  #Infosys, Ltd. Sponsored ADR.........    188,659   11,053,531       0.4%
   Reliance Industries, Ltd............  1,475,013   26,413,453       1.1%
   Tata Consultancy Services, Ltd......    481,215   10,927,517       0.4%
   Other Securities....................             136,085,923       5.6%
                                                   ------------      ----
TOTAL INDIA............................             225,754,239       9.2%
                                                   ------------      ----
INDONESIA -- (2.8%)
   PT Astra International Tbk..........  2,078,561   16,027,331       0.7%
   Other Securities....................              59,037,568       2.4%
                                                   ------------      ----
TOTAL INDONESIA........................              75,064,899       3.1%
                                                   ------------      ----
ISRAEL -- (0.0%)
   Other Securities....................                      19       0.0%
                                                   ------------      ----
MALAYSIA -- (3.7%)
   Other Securities....................              96,938,566       4.0%
                                                   ------------      ----
MEXICO -- (5.7%)
  #America Movil S.A.B. de C.V.
    Series L........................... 33,690,314   42,823,885       1.8%
  #Fomento Economico Mexicano S.A.B.
    de C.V.............................  2,109,900   14,153,602       0.6%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
MEXICO -- (Continued)
   Grupo Mexico S.A.B. de C.V.
     Series B........................  3,928,317 $   10,897,417       0.4%
  #Wal-Mart de Mexico S.A.B. de C.V.
    Series V.........................  6,300,780     16,263,738       0.7%
   Other Securities..................                66,144,096       2.7%
                                                 --------------      ----
TOTAL MEXICO.........................               150,282,738       6.2%
                                                 --------------      ----
PERU -- (0.5%)
   Other Securities..................                11,960,082       0.5%
                                                 --------------      ----
PHILIPPINES -- (0.8%)
   Other Securities..................                20,249,894       0.8%
                                                 --------------      ----
POLAND -- (1.2%)
   Other Securities..................                31,373,697       1.3%
                                                 --------------      ----
RUSSIA -- (4.6%)
   Gazprom OAO Sponsored ADR.........  4,226,507     48,995,198       2.0%
   Lukoil OAO Sponsored ADR..........    354,178     20,514,406       0.8%
   MMC Norilsk Nickel JSC ADR........    597,703     11,655,726       0.5%
   Rosneft Oil Co. GDR...............  1,491,147     10,565,684       0.4%
   Other Securities..................                30,529,004       1.3%
                                                 --------------      ----
TOTAL RUSSIA.........................               122,260,018       5.0%
                                                 --------------      ----
SOUTH AFRICA -- (7.8%)
   Impala Platinum Holdings, Ltd.....    478,692     10,949,323       0.5%
   MTN Group, Ltd....................  1,659,950     29,077,128       1.2%
   Naspers, Ltd. Series N............    324,237     15,671,748       0.6%
   Sasol, Ltd. Sponsored ADR.........    691,887     31,300,968       1.3%
   Standard Bank Group, Ltd..........    863,345     10,685,595       0.4%
   Other Securities..................               107,096,309       4.4%
                                                 --------------      ----
TOTAL SOUTH AFRICA...................               204,781,071       8.4%
                                                 --------------      ----
SOUTH KOREA -- (13.8%)
   Hyundai Heavy Industries Co., Ltd.     39,020     10,424,738       0.4%
   Hyundai Mobis.....................     53,070     15,188,178       0.6%
  #Hyundai Motor Co., Ltd............     96,847     19,503,867       0.8%
   Kia Motors Corp...................    225,130     14,433,507       0.6%
   LG Chemical, Ltd..................     32,392     10,452,445       0.4%
   POSCO.............................     46,060     15,959,255       0.7%
   Samsung Electronics Co., Ltd......     69,482     59,814,359       2.4%
   Samsung Electronics Co., Ltd. GDR.     49,372     21,160,746       0.9%
   Other Securities..................               197,575,151       8.1%
                                                 --------------      ----
TOTAL SOUTH KOREA....................               364,512,246      14.9%
                                                 --------------      ----
TAIWAN -- (10.5%)
   Formosa Plastics Corp.............  4,070,648     11,972,150       0.5%
   Hon Hai Precision Industry Co.,
     Ltd.............................  6,066,096     16,629,459       0.7%
  #HTC Corp..........................    581,235     13,062,416       0.5%
   Nan Ya Plastic Corp...............  5,377,564     12,097,508       0.5%
   Taiwan Semiconductor
     Manufacturing Co., Ltd.......... 19,090,808     46,521,944       1.9%
   Other Securities..................               175,552,816       7.2%
                                                 --------------      ----
TOTAL TAIWAN.........................               275,836,293      11.3%
                                                 --------------      ----
THAILAND -- (2.0%)
   Other Securities..................                53,870,863       2.2%
                                                 --------------      ----
TURKEY -- (1.5%)
   Other Securities..................                40,343,682       1.7%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             2,219,753,946      91.0%
                                                 --------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                 PERCENTAGE
                                     SHARES        VALUE++     OF NET ASSETS**
                                   ------------ -------------- ---------------
PREFERRED STOCKS -- (8.0%)
BRAZIL -- (8.0%)
   Banco Bradesco SA..............    1,656,632 $   30,009,177        1.2%
   Cia de Bebidas das Americas SA
     ADR..........................      661,939     22,320,583        0.9%
   Itau Unibanco Holding SA.......    1,765,755     33,909,161        1.4%
  #Petroleo Brasilerio SA ADR.....    1,376,550     34,812,950        1.4%
   Vale SA Series A...............    1,412,691     33,612,970        1.4%
   Other Securities...............                  55,872,895        2.3%
                                                --------------      -----
TOTAL BRAZIL......................                 210,537,736        8.6%
                                                --------------      -----
TOTAL PREFERRED STOCKS............                 210,537,736        8.6%
                                                --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
   Other Securities...............                      44,763        0.0%
                                                --------------      -----

                                     SHARES/
                                      FACE
                                     AMOUNT        VALUE+
                                   ------------ --------------
                                      (000)
SECURITIES LENDING COLLATERAL --
  (7.7%)..........................
(S)@DFA Short Term Investment Fund  198,287,107    198,287,107        8.1%
   @Repurchase Agreement,
     Deutsche Bank Securities,
     Inc. 0.11%, 11/01/11
     (Collateralized by FNMA
     3.500%, 11/01/31, valued at
     $3,330,993) to be
     repurchased at $3,265,689.... $      3,266      3,265,679        0.2%
                                                --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL......................                 201,552,786        8.3%
                                                --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,590,413,944)...........              $2,631,889,231      107.9%
                                                ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                    VALUATION INPUTS
                             ------------ -------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Brazil.................. $133,344,446             --   --    $  133,344,446
    Chile...................   51,064,584             --   --        51,064,584
    China...................  111,877,546 $  213,933,873   --       325,811,419
    Colombia................    9,639,683             --   --         9,639,683
    Czech Republic..........           --     13,611,179   --        13,611,179
    Egypt...................           --      3,004,529   --         3,004,529
    Hungary.................           --     10,049,799   --        10,049,799
    India...................   31,223,348    194,530,891   --       225,754,239
    Indonesia...............       18,078     75,046,821   --        75,064,899
    Israel..................           --             19   --                19
    Malaysia................           --     96,938,566   --        96,938,566
    Mexico..................  150,275,025          7,713   --       150,282,738
    Peru....................   11,960,082             --   --        11,960,082
    Philippines.............           --     20,249,894   --        20,249,894
    Poland..................           --     31,373,697   --        31,373,697
    Russia..................    1,649,511    120,610,507   --       122,260,018
    South Africa............   54,788,205    149,992,866   --       204,781,071
    South Korea.............   12,119,450    352,392,796   --       364,512,246
    Taiwan..................    7,697,143    268,139,150   --       275,836,293
    Thailand................   53,870,863             --   --        53,870,863
    Turkey..................      287,635     40,056,047   --        40,343,682
 Preferred Stocks
    Brazil..................  210,537,736             --   --       210,537,736
 Rights/Warrants
    South Korea.............           --         44,763   --            44,763
 Securities Lending
   Collateral...............           --    201,552,786   --       201,552,786
                             ------------ --------------   --    --------------
 TOTAL...................... $840,353,335 $1,791,535,896   --    $2,631,889,231
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (89.0%)
 ARGENTINA -- (0.0%)
    Other Securities...................            $         --       0.0%
                                                   ------------      ----
 BRAZIL -- (8.3%)
    Anhanguera Educacional
      Participacoes SA.................    343,345    5,101,629       0.3%
    BR Malls Participacoes SA..........    567,258    6,162,077       0.3%
   *CETIP SA...........................    307,059    4,204,769       0.2%
   *Cia Hering SA......................    340,090    7,616,542       0.4%
   *Diagnosticos Da America SA.........    574,800    4,633,621       0.3%
    Duratex SA.........................    749,354    4,115,915       0.2%
   #Gafisa SA ADR......................    642,131    4,777,455       0.3%
   *Localiza Rent a Car SA.............    293,302    4,402,477       0.2%
    Lojas Renner SA....................    273,700    8,321,717       0.4%
    M. Dias Branco SA..................    164,941    4,274,238       0.2%
    Multiplan Empreendimentos
      Imobiliarios SA..................    200,046    4,039,721       0.2%
   *Totvs SA...........................    288,020    4,797,957       0.3%
    Other Securities...................             106,844,083       5.7%
                                                   ------------      ----
 TOTAL BRAZIL..........................             169,292,201       9.0%
                                                   ------------      ----
 CHILE -- (1.5%)
    Other Securities...................              30,306,458       1.6%
                                                   ------------      ----
 CHINA -- (13.2%)
  #*Brilliance China Automotive
    Holdings, Ltd......................  7,248,000    7,815,955       0.4%
    ENN Energy Holdings, Ltd...........  2,178,000    7,870,265       0.4%
   *Semiconductor Manufacturing
     International Corp................ 93,483,000    5,010,191       0.3%
    Shougang Fushan Resources Group,
      Ltd.............................. 10,944,000    4,459,400       0.2%
   #Sino-Ocean Land Holdings, Ltd...... 11,976,054    5,358,877       0.3%
    Other Securities...................             238,475,680      12.7%
                                                   ------------      ----
 TOTAL CHINA...........................             268,990,368      14.3%
                                                   ------------      ----
 HUNGARY -- (0.1%)
    Other Securities...................               2,422,355       0.1%
                                                   ------------      ----
 INDIA -- (9.2%)
    Other Securities...................             187,159,793      10.0%
                                                   ------------      ----
 INDONESIA -- (4.4%)
   *PT Charoen Pokphand Indonesia Tbk.. 19,232,500    5,727,240       0.3%
    PT Lippo Karawaci Tbk.............. 59,407,812    4,259,280       0.2%
    Other Securities...................              79,892,392       4.3%
                                                   ------------      ----
 TOTAL INDONESIA.......................              89,878,912       4.8%
                                                   ------------      ----
 ISRAEL -- (0.0%)
    Other Securities...................                 539,578       0.0%
                                                   ------------      ----
 MALAYSIA -- (5.5%)
   *Dialog Group Berhad................  6,956,692    5,402,167       0.3%
    Other Securities...................             106,658,903       5.7%
                                                   ------------      ----
 TOTAL MALAYSIA........................             112,061,070       6.0%
                                                   ------------      ----
 MEXICO -- (3.5%)
    Arca Continental S.A.B. de C.V.....  4,727,621   22,437,310       1.2%
    Other Securities...................              48,658,336       2.6%
                                                   ------------      ----
 TOTAL MEXICO..........................              71,095,646       3.8%
                                                   ------------      ----
 PHILIPPINES -- (2.0%)
    Other Securities...................              40,703,369       2.2%
                                                   ------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                  PERCENTAGE
                                SHARES          VALUE++         OF NET ASSETS**
                               ---------     --------------     ---------------
 POLAND -- (1.7%)
    Other Securities..........               $   34,641,829           1.8%
 SOUTH AFRICA -- (8.1%)
    Adcock Ingram Holdings,
      Ltd.....................   565,230          4,434,618           0.2%
    AECI, Ltd.................   459,895          4,409,638           0.2%
    Aveng, Ltd................ 1,069,332          4,967,592           0.3%
    AVI, Ltd.................. 1,007,184          4,408,388           0.2%
    Clicks Group, Ltd.........   970,964          5,067,687           0.3%
   *Foschini Group, Ltd. (The)   349,032          4,382,932           0.2%
    JD Group, Ltd.............   983,807          5,506,388           0.3%
    Mediclinic International,
      Ltd.....................   913,800          4,000,607           0.2%
    Mr. Price Group, Ltd......   693,186          6,646,662           0.4%
    PSG Group, Ltd............   742,484          4,634,305           0.3%
    Reunert, Ltd..............   689,181          5,444,736           0.3%
   *Spar Group, Ltd. (The)....   622,477          7,589,595           0.4%
    Tongaat-Hulett, Ltd.......   629,016          7,244,639           0.4%
    Woolworths Holdings, Ltd.. 1,230,163          6,273,575           0.3%
    Other Securities..........                   89,671,716           4.8%
                                             --------------          ----
 TOTAL SOUTH AFRICA...........                  164,683,078           8.8%
                                             --------------          ----
 SOUTH KOREA -- (13.4%)
   *BS Financial Group, Inc...   409,510          4,507,079           0.3%
    Cheil Worldwide, Inc......   264,015          4,322,997           0.2%
    CJ Cheiljedang Corp.......    22,343          6,165,900           0.3%
   *DGB Financial Group, Inc..   367,913          4,631,282           0.3%
    Dongbu Insurance Co., Ltd.    97,230          4,093,322           0.2%
   *Hanwha Corp...............   116,950          4,104,538           0.2%
    Hyosung Corp..............    70,064          4,040,869           0.2%
   *Hyundai Marine & Fire
     Insurance Co., Ltd.......   154,140          4,463,250           0.3%
    Korea Investment Holdings
      Co., Ltd................   120,780          4,011,991           0.2%
    LG Uplus Corp.............   720,590          4,291,412           0.2%
   *ORION Corp................    10,218          5,481,798           0.3%
    Woongjin Coway Co., Ltd...   143,810          4,954,100           0.3%
    Other Securities..........                  217,778,751          11.6%
                                             --------------          ----
 TOTAL SOUTH KOREA............                  272,847,289          14.6%
                                             --------------          ----
 TAIWAN -- (12.5%)
    Other Securities..........                  255,093,611          13.6%
                                             --------------          ----
 THAILAND -- (3.1%)
    Other Securities..........                   62,101,112           3.3%
                                             --------------          ----
 TURKEY -- (2.5%)
    Other Securities..........                   49,659,130           2.7%
                                             --------------          ----
 TOTAL COMMON STOCKS..........                1,811,475,799          96.6%
                                             --------------          ----
 PREFERRED STOCKS -- (2.3%)
 BRAZIL -- (2.3%)
    Banco do Estado do Rio
      Grande do Sul SA........   402,747          4,250,677           0.2%
    Eletropaulo Metropolitana
      Eletricidade de Sao
      Paulo SA................   368,000          6,644,727           0.3%
   *Klabin SA................. 1,412,700          5,192,147           0.3%
    Other Securities..........                   29,342,615           1.6%
                                             --------------          ----
 TOTAL BRAZIL.................                   45,430,166           2.4%
                                             --------------          ----
 CHILE -- (0.0%)
    Other Securities..........                      534,244           0.1%
                                             --------------          ----
 INDIA -- (0.0%)
    Other Securities..........                       52,585           0.0%
                                             --------------          ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                      PERCENTAGE
                                          SHARES        VALUE++     OF NET ASSETS**
                                        ------------ -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities....................              $      265,785        0.0%
                                                     --------------      -----
PHILIPPINES -- (0.0%)
   Other Securities....................                       9,743        0.0%
                                                     --------------      -----
TOTAL PREFERRED STOCKS.................                  46,292,523        2.5%
                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   Other Securities....................                          --        0.0%
                                                     --------------      -----
MALAYSIA -- (0.0%)
   Other Securities....................                      77,219        0.0%
                                                     --------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities....................                     399,948        0.0%
                                                     --------------      -----
TAIWAN -- (0.0%)
   Other Securities....................                      69,858        0.0%
                                                     --------------      -----
THAILAND -- (0.0%)
   Other Securities....................                      47,521        0.0%
                                                     --------------      -----
TOTAL RIGHTS/WARRANTS..................                     594,546        0.0%
                                                     --------------      -----

                                          SHARES/
                                           FACE
                                          AMOUNT        VALUE+
                                        ------------ --------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund.....  173,497,753    173,497,753        9.3%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $3,508,923) to be
     repurchased at $3,440,132......... $      3,440      3,440,121        0.2%
                                                     --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL...........................                 176,937,874        9.5%
                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,723,730,227)................              $2,035,300,742      108.6%
                                                     ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Argentina...............           --             --   --                --
    Brazil.................. $169,292,201             --   --    $  169,292,201
    Chile...................   30,306,458             --   --        30,306,458
    China...................      380,480 $  268,609,888   --       268,990,368
    Hungary.................           --      2,422,355   --         2,422,355
    India...................    1,803,073    185,356,720   --       187,159,793
    Indonesia...............       12,614     89,866,298   --        89,878,912
    Israel..................           --        539,578   --           539,578
    Malaysia................    1,477,730    110,583,340   --       112,061,070
    Mexico..................   70,808,805        286,841   --        71,095,646
    Philippines.............       24,160     40,679,209   --        40,703,369
    Poland..................       27,375     34,614,454   --        34,641,829
    South Africa............      237,044    164,446,034   --       164,683,078
    South Korea.............    4,631,282    268,216,007   --       272,847,289
    Taiwan..................           --    255,093,611   --       255,093,611
    Thailand................   62,000,974        100,138   --        62,101,112
    Turkey..................           --     49,659,130   --        49,659,130
 Preferred Stocks
    Brazil..................   45,394,648         35,518   --        45,430,166
    Chile...................      534,244             --   --           534,244
    India...................           --         52,585   --            52,585
    Malaysia................        9,517        256,268   --           265,785
    Philippines.............        9,743             --   --             9,743
 Rights/Warrants
    China...................           --             --   --                --
    Malaysia................       77,219             --   --            77,219
    South Korea.............           --        399,948   --           399,948
    Taiwan..................           --         69,858   --            69,858
    Thailand................       47,521             --   --            47,521
 Securities Lending
   Collateral...............           --    176,937,874   --       176,937,874
                             ------------ --------------   --    --------------
 TOTAL...................... $387,075,088 $1,648,225,654   --    $2,035,300,742
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                          THE U.S.      THE DFA    THE JAPANESE THE ASIA PACIFIC
                                          LARGE CAP  INTERNATIONAL    SMALL          SMALL
                                            VALUE        VALUE       COMPANY        COMPANY
                                           SERIES       SERIES        SERIES         SERIES
                                         ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including
  $705,167, $659,265, $168,689 and
  $171,355 of securities on loan,
  respectively)......................... $ 9,318,149  $6,900,228    $1,486,514     $  892,066
Temporary Cash Investments at Value &
  Cost..................................      15,006          --            --             --
Collateral Received from Securities on
  Loan at Value & Cost..................         276       2,865           375            497
Affiliated Collateral Received from
  Securities on Loan at Value & Cost....     724,868     715,664       179,335        194,946
Foreign Currencies at Value.............          --       5,055           113         10,013
Cash....................................          --       7,998           416            545
Receivables:
   Investment Securities Sold...........      16,470      10,461            --             24
   Dividends, Interest and Tax Reclaims.      12,523      22,583        10,774          1,914
   Securities Lending Income............         882         392           168            213
   Fund Shares Sold.....................          --      16,059         5,055          3,000
                                         -----------  ----------    ----------     ----------
       Total Assets.....................  10,088,174   7,681,305     1,682,750      1,103,218
                                         -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....     725,144     718,529       179,710        195,443
   Investment Securities Purchased......      11,357          --            --            848
   Fund Shares Redeemed.................      15,399       5,329            --             33
   Due to Advisor.......................         738       1,124           129             71
Unrealized Loss on Foreign Currency
  Contracts.............................          --          --            --             12
Accrued Expenses and Other Liabilities..         429         416            96             77
                                         -----------  ----------    ----------     ----------
       Total Liabilities................     753,067     725,398       179,935        196,484
                                         -----------  ----------    ----------     ----------
NET ASSETS.............................. $ 9,335,107  $6,955,907    $1,502,815     $  906,734
                                         ===========  ==========    ==========     ==========
Investments at Cost..................... $ 7,552,733  $6,343,124    $1,635,033     $  853,139
                                         ===========  ==========    ==========     ==========
Foreign Currencies at Cost.............. $        --  $    5,106    $      115     $    9,776
                                         ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                         THE UNITED     THE       THE
                                          KINGDOM   CONTINENTAL CANADIAN    THE     THE EMERGING
                                           SMALL       SMALL     SMALL    EMERGING    MARKETS
                                          COMPANY     COMPANY   COMPANY   MARKETS    SMALL CAP
                                           SERIES     SERIES     SERIES   SERIES*     SERIES*
                                         ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $5,273,
  $284,106, $201,676, $242,548 and
  $153,944 of securities on loan,
  respectively)......................... $1,126,680 $1,994,413  $731,829 $2,430,336  $1,858,363
Collateral Received from Securities on
  Loan at Value & Cost..................      2,521      1,213     2,320      3,266       3,440
Affiliated Collateral Received from
  Securities on Loan at Value & Cost....      3,124    303,409   210,375    198,287     173,498
Foreign Currencies at Value.............     15,561        180       101      4,293       4,899
Cash....................................        198        851       692      1,802      11,034
Receivables:
   Investment Securities Sold...........         --        339        67      1,249       6,511
   Dividends and Tax Reclaims...........      3,539      3,302       517      2,602       1,657
   Securities Lending Income............         13        472       184        257         314
   Fund Shares Sold.....................         --      3,000     3,000        610       2,630
                                         ---------- ----------  -------- ----------  ----------
       Total Assets.....................  1,151,636  2,307,179   949,085  2,642,702   2,062,346
                                         ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....      5,645    304,622   212,695    201,553     176,938
   Investment Securities Purchased......         --        459        25        432       9,843
   Fund Shares Redeemed.................     12,001         19        --        152          --
   Due to Advisor.......................         90        161        57        190         294
Unrealized Loss on Foreign Currency
  Contracts.............................         --         --        --         --           5
Accrued Expenses and Other Liabilities..         55        155        46        394         340
                                         ---------- ----------  -------- ----------  ----------
       Total Liabilities................     17,791    305,416   212,823    202,721     187,420
                                         ---------- ----------  -------- ----------  ----------
NET ASSETS.............................. $1,133,845 $2,001,763  $736,262 $2,439,981  $1,874,926
                                         ========== ==========  ======== ==========  ==========
Investments at Cost..................... $1,098,317 $2,047,047  $757,562 $1,388,861  $1,546,792
                                         ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost.............. $   15,576 $      181  $    100 $    4,262  $    4,884
                                         ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                                    THE ASIA
                                              THE U.S.                THE JAPANESE  PACIFIC
                                                LARGE      THE DFA       SMALL       SMALL
                                              CAP VALUE INTERNATIONAL   COMPANY     COMPANY
                                               SERIES   VALUE SERIES     SERIES      SERIES
                                              --------- ------------- ------------ ---------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $0, $20,604, $2,246
     and $971, respectively)................. $172,743   $   258,493    $ 29,941   $  36,085
   Interest..................................       25            30           5           2
   Income from Securities Lending............    7,066        12,747       1,938       2,502
                                              --------   -----------    --------   ---------
       Total Investment Income...............  179,834       271,270      31,884      38,589
                                              --------   -----------    --------   ---------
EXPENSES
   Investment Advisory Services Fees.........    9,440        14,647       1,442         979
   Accounting & Transfer Agent Fees..........      900           708         159         116
   Custodian Fees............................      103         1,317         316         454
   Shareholders' Reports.....................       52            41           8           6
   Directors'/Trustees' Fees & Expenses......       83            66          12           9
   Professional Fees.........................      328           238          33          24
   Other.....................................       76            87          19          14
                                              --------   -----------    --------   ---------
       Total Expenses........................   10,982        17,104       1,989       1,602
                                              --------   -----------    --------   ---------
   Fees Paid Indirectly......................       --            (7)         (1)         --
                                              --------   -----------    --------   ---------
   Net Expenses..............................   10,982        17,097       1,988       1,602
                                              --------   -----------    --------   ---------
   NET INVESTMENT INCOME (LOSS)..............  168,852       254,173      29,896      36,987
                                              --------   -----------    --------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..............
       Investment Securities Sold............  387,017       161,341      17,637      71,818
       Futures...............................  (12,646)           --          --          --
       Foreign Currency Transactions.........       --           506          93         521
       Change in Unrealized
         Appreciation (Depreciation) of:.....
       Investment Securities and
         Foreign Currency....................  (74,679)   (1,021,735)     66,983    (158,023)
       Translation of Foreign Currency
         Denominated Amounts.................       --          (517)       (598)        109
                                              --------   -----------    --------   ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS)..................................  299,692      (860,405)     84,115     (85,575)
                                              --------   -----------    --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................. $468,544   $  (606,232)   $114,011   $ (48,588)
                                              ========   ===========    ========   =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                             THE UNITED     THE
                                              KINGDOM   CONTINENTAL THE CANADIAN     THE      THE EMERGING
                                               SMALL       SMALL       SMALL       EMERGING     MARKETS
                                              COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                               SERIES     SERIES       SERIES       SERIES       SERIES
                                             ---------- ----------- ------------ ---------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $13, $8,010, $2,212,
     $7,771 and $5,088, respectively).......  $ 44,170   $  56,938    $ 12,539   $  65,327     $  48,912
   Interest.................................         3          28           5          11            12
   Income from Securities Lending...........       246       8,288       2,514       2,791         3,812
                                              --------   ---------    --------   ---------     ---------
          Total Investment Income...........    44,419      65,254      15,058      68,129        52,736
                                              --------   ---------    --------   ---------     ---------
EXPENSES
   Investment Advisory Services Fees........     1,142       2,274         810       2,535         3,976
   Accounting & Transfer Agent Fees.........       131         237         100         262           210
   Custodian Fees...........................       106         779         222       1,912         2,177
   Shareholders' Reports....................         6          13           4          14            11
   Directors'/Trustees' Fees & Expenses.....        10          20           7          23            17
   Audit Fees...............................        16          50          11         328           119
   Legal Fees...............................        11          22           8          26            20
   Other....................................        14          28           6          41            33
                                              --------   ---------    --------   ---------     ---------
          Total Expenses....................     1,436       3,423       1,168       5,141         6,563
                                              --------   ---------    --------   ---------     ---------
   Fees Paid Indirectly.....................        (1)         (1)         --          (1)           (2)
                                              --------   ---------    --------   ---------     ---------
   Net Expenses.............................     1,435       3,422       1,168       5,140         6,561
                                              --------   ---------    --------   ---------     ---------
   NET INVESTMENT INCOME (LOSS).............    42,984      61,832      13,890      62,989        46,175
                                              --------   ---------    --------   ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........    18,980      66,872      38,405     103,456        29,751
       Futures..............................        --        (287)         --          --            --
       Foreign Currency Transactions........        33        (576)       (110)     (1,120)**     (1,286)**
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency...................   (66,130)   (377,057)    (68,747)   (330,512)     (364,541)
       Translation of Foreign Currency
         Denominated Amounts................        53          52           4        (115)          (32)
   Change in Deferred Thailand Capital
     Gains Tax..............................        --          --          --       4,428         3,997
                                              --------   ---------    --------   ---------     ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS).................................   (47,064)   (310,996)    (30,448)   (223,863)     (332,111)
                                              --------   ---------    --------   ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................  $ (4,080)  $(249,164)   $(16,558)  $(160,874)    $(285,936)
                                              ========   =========    ========   =========     =========

--------
** Net of foreign capital gain taxes withheld of $903 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        THE U.S.                 THE DFA               THE JAPANESE
                                                    LARGE CAP VALUE        INTERNATIONAL VALUE         SMALL COMPANY
                                                         SERIES                   SERIES                  SERIES
                                                -----------------------  -----------------------  ----------------------
                                                    YEAR        YEAR         YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED        ENDED       ENDED       ENDED       ENDED
                                                  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                    2011        2010         2011        2010        2011        2010
                                                -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   168,852  $  167,346  $   254,173  $  164,482  $   29,896  $   23,032
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............     387,017     638,095      161,341     360,748      17,637     (15,709)
       Futures.................................     (12,646)         --           --          --          --          --
       Foreign Currency Transactions...........          --          --          506        (156)         93         792
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     (74,679)    678,724   (1,021,735)    182,952      66,983        (460)
       Translation of Foreign Currency
         Denominated Amounts...................          --          --         (517)        537        (598)        315
                                                -----------  ----------  -----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     468,544   1,484,165     (606,232)    708,563     114,011       7,970
                                                -----------  ----------  -----------  ----------  ----------  ----------
   Transactions in Interest:
       Contributions...........................   1,230,772     512,765      900,473     611,794     212,545      61,990
       Withdrawals.............................  (1,180,609)   (688,930)    (257,967)   (592,688)    (35,341)    (41,396)
                                                -----------  ----------  -----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...........      50,163    (176,165)     642,506      19,106     177,204      20,594
                                                -----------  ----------  -----------  ----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................     518,707   1,308,000       36,274     727,669     291,215      28,564
NET ASSETS
   Beginning of Period.........................   8,816,400   7,508,400    6,919,633   6,191,964   1,211,600   1,183,036
                                                -----------  ----------  -----------  ----------  ----------  ----------
   End of Period............................... $ 9,335,107  $8,816,400  $ 6,955,907  $6,919,633  $1,502,815  $1,211,600
                                                ===========  ==========  ===========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  THE ASIA PACIFIC     THE UNITED KINGDOM        THE CONTINENTAL
                                                   SMALL COMPANY          SMALL COMPANY           SMALL COMPANY
                                                       SERIES                SERIES                  SERIES
                                                -------------------  ----------------------  ----------------------
                                                   YEAR      YEAR       YEAR        YEAR        YEAR        YEAR
                                                  ENDED     ENDED      ENDED       ENDED       ENDED       ENDED
                                                 OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                   2011      2010       2011        2010        2011        2010
                                                ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $  36,987  $ 28,020  $   42,984  $   24,392  $   61,832  $   38,583
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............    71,818    46,684      18,980      35,525      66,872      72,573
       Futures.................................        --        --          --          --        (287)         --
       Foreign Currency Transactions...........       521       (20)         33         126        (576)        811
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................  (158,023)  129,509     (66,130)    152,112    (377,057)    156,901
       Translation of Foreign Currency
         Denominated Amounts...................       109       (75)         53         (30)         52          30
                                                ---------  --------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................   (48,588)  204,118      (4,080)    212,125    (249,164)    268,898
                                                ---------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions...............................    80,765    85,604     125,970      59,131     225,654     199,653
   Withdrawals.................................   (60,581)  (35,581)    (24,739)     (5,034)    (47,211)    (26,959)
                                                ---------  --------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...........    20,184    50,023     101,231      54,097     178,443     172,694
                                                ---------  --------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................   (28,404)  254,141      97,151     266,222     (70,721)    441,592
NET ASSETS
   Beginning of Period.........................   935,138   680,997   1,036,694     770,472   2,072,484   1,630,892
                                                ---------  --------  ----------  ----------  ----------  ----------
   End of Period............................... $ 906,734  $935,138  $1,133,845  $1,036,694  $2,001,763  $2,072,484
                                                =========  ========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE CANADIAN                                      THE EMERGING
                                                            SMALL COMPANY          THE EMERGING            MARKETS SMALL CAP
                                                               SERIES             MARKETS SERIES                 SERIES
                                                         ------------------  ------------------------  ------------------------
                                                           YEAR      YEAR        YEAR         YEAR         YEAR          YEAR
                                                          ENDED     ENDED       ENDED        ENDED        ENDED         ENDED
                                                         OCT. 31,  OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,
                                                           2011      2010        2011         2010         2011          2010
                                                         --------  --------  ----------    ----------  ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $ 13,890  $  5,240  $   62,989    $   48,891  $   46,175    $   30,699
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................   38,405     6,585     103,456       160,587      29,751       102,089
       Foreign Currency Transactions....................     (110)       40      (1,120)**        541      (1,286)**         77**
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................  (68,747)  168,950    (330,512)      337,045    (364,541)      382,774
       Translation of Foreign Currency
         Denominated Amounts............................        4       (11)       (115)           (5)        (32)          (76)
   Change in Deferred Thailand Capital Gains Tax........       --        --       4,428        (2,275)      3,997        (3,052)
                                                         --------  --------  ----------    ----------  ----------    ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................  (16,558)  180,804    (160,874)      544,784    (285,936)      512,511
                                                         --------  --------  ----------    ----------  ----------    ----------
Transactions in Interest:
   Contributions........................................  130,949   117,737     341,207       199,169     472,662       344,585
   Withdrawals..........................................  (41,851)       --    (269,845)     (323,776)   (193,156)     (143,713)
                                                         --------  --------  ----------    ----------  ----------    ----------
          Net Increase (Decrease) from
            Transactions in Interest....................   89,098   117,737      71,362      (124,607)    279,506       200,872
                                                         --------  --------  ----------    ----------  ----------    ----------
          Total Increase (Decrease) in Net
            Assets......................................   72,540   298,541     (89,512)      420,177      (6,430)      713,383
NET ASSETS
   Beginning of Period..................................  663,722   365,181   2,529,493     2,109,316   1,881,356     1,167,973
                                                         --------  --------  ----------    ----------  ----------    ----------
   End of Period........................................ $736,262  $663,722  $2,439,981    $2,529,493  $1,874,926    $1,881,356
                                                         ========  ========  ==========    ==========  ==========    ==========

--------
** Net of foreign capital gain taxes withheld of $903, $652 and $184, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                         THE U.S. LARGE CAP VALUE SERIES+
                                                   ----------------------------------------------------------------------------
                                                                                           PERIOD
                                                      YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                                     ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                                      2011        2010        2009          2008           2007         2006
                                                   ----------  ----------  ----------  ----------      -----------   ----------
Total Return......................................       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
                                                   ----------  ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period (thousands)............. $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average Net Assets...........       0.12%       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.79%       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate...........................         14%         28%         29%         19%(C)            9%          13%

                                                                       THE DFA INTERNATIONAL VALUE SERIES+
                                                   ---------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                      ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                       2011        2010        2009          2008          2007        2006
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Total Return......................................      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)............. $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252
Ratio of Expenses to Average Net Assets...........       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.47%        2.55%       3.22%       4.15%(B)        3.04%       3.29%
Portfolio Turnover Rate...........................          9%          20%         18%         16%(C)          16%          8%

See page 1 for the Definitions of Abbreviations and Footnotes.

+  See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                         THE JAPANESE SMALL COMPANY SERIES
                                                   ----------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                                      ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                                     OCT. 31,    OCT 31,     OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                                       2011        2010        2009          2008           2007         2006
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Total Return......................................      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period (thousands)............. $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722
Ratio of Expenses to Average Net Assets...........       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.07%        1.95%       2.15%       2.64%(B)        1.94%        1.68%
Portfolio Turnover Rate...........................          5%          10%          7%         10%(C)           9%           9%

                                                                       THE ASIA PACIFIC SMALL COMPANY SERIES
                                                   ----------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                                      ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                                     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                                       2011        2010        2009          2008           2007         2006
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Total Return......................................      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period (thousands)............. $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627
Ratio of Expenses to Average Net Assets...........       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.78%        3.64%       4.00%       4.33%(B)        3.58%        4.19%
Portfolio Turnover Rate...........................         17%          18%         23%         20%(C)          25%          14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                    THE UNITED KINGDOM SMALL COMPANY SERIES
                                                   -------------------------------------------------------------------------
                                                                                           PERIOD
                                                      YEAR        YEAR        YEAR        DEC. 1,        YEAR        YEAR
                                                     ENDED       ENDED       ENDED        2007 TO       ENDED       ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,    NOV. 30,
                                                      2011        2010        2009          2008         2007        2006
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Total Return......................................       0.20%      25.94%      43.51%    (50.77)%(C)       2.42%      44.80%
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Net Assets, End of Period (thousands)............. $1,133,845  $1,036,694  $  770,472  $  555,390     $1,158,580  $1,117,826
Ratio of Expenses to Average Net Assets...........       0.13%       0.13%       0.14%       0.12%(B)       0.12%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.13%       0.13%       0.14%       0.12%(B)       0.12%       0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.76%       2.86%       4.02%       3.79%(B)       2.72%       2.70%
Portfolio Turnover Rate...........................          7%         15%         10%         25%(C)         12%          8%

                                                                      THE CONTINENTAL SMALL COMPANY SERIES
                                                   -------------------------------------------------------------------------
                                                                                           PERIOD
                                                      YEAR        YEAR        YEAR        DEC. 1,        YEAR        YEAR
                                                     ENDED       ENDED       ENDED        2007 TO       ENDED       ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,    NOV. 30,
                                                      2011        2010        2009          2008         2007        2006
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Total Return......................................    (10.75)%      15.37%      43.78%    (49.66)%(C)      17.49%      47.10%
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Net Assets, End of Period (thousands)............. $2,001,763  $2,072,484  $1,630,892  $1,111,585     $2,256,122  $1,875,194
Ratio of Expenses to Average Net Assets...........       0.15%       0.15%       0.16%       0.14%(B)       0.14%       0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.15%       0.15%       0.16%       0.14%(B)       0.14%       0.15%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.72%       2.24%       2.93%       3.49%(B)       2.16%       2.27%
Portfolio Turnover Rate...........................         10%         12%          7%         18%(C)         12%          7%

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      THE CANADIAN SMALL COMPANY SERIES
                                                        -------------------------------------------------------
                                                                                         PERIOD
                                                          YEAR      YEAR      YEAR      DEC. 1,         PERIOD
                                                         ENDED     ENDED     ENDED      2007 TO    APRIL 2, 2007(a)
                                                        OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,          TO
                                                          2011      2010      2009        2008      NOV. 30, 2007
                                                        --------  --------  --------  --------     ----------------
Total Return...........................................     0.27%    43.17%    61.67%  (56.44)%(C)        10.20%(C)
                                                        --------  --------  --------  --------         --------
Net Assets, End of Period (thousands).................. $736,262  $663,722  $365,181  $232,873         $213,529
Ratio of Expenses to Average Net Assets................     0.14%     0.15%     0.17%     0.18%(B)         0.26%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)................................     0.14%     0.15%     0.17%     0.18%(B)         0.26%(B)(E)
Ratio of Net Investment Income to Average Net
Assets.................................................     1.72%     1.05%     1.37%     0.97%(B)         0.47%(B)(E)
Portfolio Turnover Rate................................       24%       10%       23%       21%(C)            6%(C)

                                                                       THE EMERGING MARKETS SERIES
                                               ---------------------------------------------------------------------------
                                                                                        PERIOD
                                                   YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                  ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                 OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                   2011        2010        2009          2008          2007        2006
                                               ----------   ----------  ----------  ----------      ----------  ----------
Total Return..................................      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%      31.87%
                                               ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)......... $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790  $2,414,971
Ratio of Expenses to Average Net Assets.......       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Net Investment Income to Average Net
  Assets......................................       2.48%        2.18%       2.57%       3.00%(B)        2.52%       2.54%
Portfolio Turnover Rate.......................         16%          12%         14%         19%(C)           7%         11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                                    -----------------------------------------------------------------------
                                                                                            PERIOD
                                                        YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                                       ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                                      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                                        2011        2010        2009         2008         2007       2006
                                                    ----------   ----------  ----------  --------      ----------  --------
Total Return.......................................     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%
                                                    ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period (thousands).............. $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529
Ratio of Expenses to Average Net Assets............       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)............................       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.32%        2.16%       2.52%     3.07%(B)        1.94%     2.39%
Portfolio Turnover Rate............................         18%          15%         13%       19%(C)          16%       18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

DOMESTIC EQUITY PORTFOLIO              INTERNATIONAL EQUITY PORTFOLIOS
-------------------------              -------------------------------
The U.S. Large Cap Value Series        The DFA International Value Series
                                       The Japanese Small Company Series
                                       The Asia Pacific Small Company Series
                                       The United Kingdom Small Company Series
                                       The Continental Small Company Series
                                       The Canadian Small Company Series
                                       The Emerging Markets Series
                                       The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended October 31, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              The U.S. Large Cap Value Series.............. 0.10%
              The DFA International Value Series........... 0.20%
              The Japanese Small Company Series............ 0.10%
              The Asia Pacific Small Company Series........ 0.10%
              The United Kingdom Small Company Series...... 0.10%
              The Continental Small Company Series......... 0.10%
              The Canadian Small Company Series............ 0.10%
              The Emerging Markets Series.................. 0.10%
              The Emerging Markets Small Cap Series........ 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $ 7
              The Japanese Small Company Series.......      1
              The Asia Pacific Small Company Series...     --
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      1
              The Canadian Small Company Series.......     --
              The Emerging Markets Series.............      1
              The Emerging Markets Small Cap Series...      2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2011, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              The U.S. Large Cap Value Series................ $226
              The DFA International Value Series.............  176
              The Japanese Small Company Series..............   37
              The Asia Pacific Small Company Series..........   18
              The United Kingdom Small Company Series........   21
              The Continental Small Company Series...........   44

                   The Canadian Small Company Series..... $10
                   The Emerging Markets Series...........  60
                   The Emerging Markets Small Cap Series.  30

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         PURCHASES    SALES
                                                         ---------- ----------
 The U.S. Large Cap Value Series........................ $1,527,597 $1,330,587
 The DFA International Value Series.....................  1,526,295    660,584
 The Japanese Small Company Series......................    269,316     69,415
 The Asia Pacific Small Company Series..................    208,234    167,484
 The United Kingdom Small Company Series................    223,610     82,231
 The Continental Small Company Series...................    456,167    215,427
 The Canadian Small Company Series......................    280,913    195,028
 The Emerging Markets Series............................    529,036    398,877
 The Emerging Markets Small Cap Series..................    665,282    352,620

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                         FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                            COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         ----------- ------------ -------------- --------------
 The U.S. Large Cap
   Value Series......... $8,293,184   $2,196,901    $(431,786)     $1,765,115
 The DFA International
   Value Series.........  7,064,348    1,142,717     (588,308)        554,409
 The Japanese Small
   Company Series.......  1,819,229      164,477     (317,482)       (153,005)
 The Asia Pacific Small
   Company Series.......  1,076,850      214,050     (203,391)         10,659
 The United Kingdom
   Small Company Series.  1,111,769      242,578     (222,022)         20,556
 The Continental Small
   Company Series.......  2,356,891      455,824     (513,680)        (57,856)
 The Canadian Small
   Company Series.......    984,551      118,412     (158,439)        (40,027)
 The Emerging Markets
   Series...............  1,592,448    1,085,985      (46,544)      1,039,441
 The Emerging Markets
   Small Cap Series.....  1,743,947      499,690     (208,336)        291,354

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2011 (amounts in thousands):

                                          LOCATION ON THE STATEMENTS  EQUITY
                                                OF OPERATIONS        CONTRACTS
                                          -------------------------- ---------
 The U.S. Large Cap Value Series*........  Net Realized Gain (Loss)
                                             on Futures              $(12,646)
 The Continental Small Company Series*...  Net Realized Gain (Loss)
                                             on Futures                  (287)

* As of October 31, 2011, there were no futures contracts outstanding. During the year ended October 31, 2011, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Series under this line of credit during the year ended October 31, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                  WEIGHTED      WEIGHTED    NUMBER OF  INTEREST MAXIMUM AMOUNT
                   AVERAGE      AVERAGE       DAYS     EXPENSE  BORROWED DURING
                INTEREST RATE LOAN BALANCE OUTSTANDING INCURRED   THE PERIOD
                ------------- ------------ ----------- -------- ---------------
The U.S. Large
  Cap Value
  Series.......     0.87%        $6,501        33        $ 5        $15,367
The DFA
  International
  Value Series.     0.86%         2,623        14          1         12,532
The Japanese
  Small
  Company
  Series.......     0.88%           625        16         --          4,628
The Asia
  Pacific
  Small
  Company
  Series.......     0.85%           446        51          1          2,968
The United
  Kingdom
  Small
  Company
  Series.......     0.91%           117        19         --          1,227
The
  Continental
  Small
  Company
  Series.......     0.83%           574        11         --          2,038
The Emerging
  Markets
  Series.......     0.90%         4,082        42          4         15,798
The Emerging
  Markets
  Small Cap
  Series.......     0.85%         3,345        41          3         16,110

* Number of Days Outstanding represents the total of single or consecutive days during the year ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of October 31, 2011.

I. SECURITIES LENDING:

   As of October 31, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $56,173 and $306, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Market Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                               PERFORMANCE CHART

DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                           MSCI
            DIMENSIONAL  EMERGING
             EMERGING    MARKETS
              MARKETS     INDEX
            VALUE FUND  (NET DIV.)
            ----------- ----------
10/31/2001   10,000.00  10,000.00
11/30/2001   11,214.77  11,043.27
12/31/2001   11,982.44  11,919.10
1/31/2002    12,949.67  12,321.28
2/28/2002    12,780.64  12,521.02
3/31/2002    13,550.67  13,270.30
4/30/2002    13,926.29  13,355.36
5/31/2002    13,757.26  13,139.34
6/30/2002    12,780.64  12,150.05
7/31/2002    12,282.94  11,221.22
8/31/2002    12,311.11  11,392.69
9/30/2002    10,846.17  10,163.15
10/31/2002   11,306.31  10,823.45
11/30/2002   12,200.02  11,568.33
12/31/2002   11,838.85  11,183.53
1/31/2003    12,020.99  11,134.20
2/28/2003    11,915.54  10,821.37
3/31/2003    11,656.72  10,512.33
4/30/2003    13,190.49  11,447.16
5/31/2003    14,187.45  12,265.59
6/30/2003    14,820.13  12,960.90
7/31/2003    15,155.65  13,766.84
8/31/2003    16,162.19  14,688.09
9/30/2003    16,957.84  14,795.06
10/31/2003   18,482.03  16,053.85
11/30/2003   18,692.66  16,249.19
12/31/2003   20,954.80  17,425.74
1/31/2004    21,526.21  18,034.27
2/29/2004    22,935.02  18,861.27
3/31/2004    23,220.72  19,097.00
4/30/2004    21,605.02  17,533.32
5/31/2004    20,964.66  17,183.53
6/30/2004    21,364.80  17,256.72
7/31/2004    21,632.85  16,940.82
8/31/2004    22,615.71  17,643.35
9/30/2004    24,104.29  18,661.28
10/31/2004   24,874.11  19,107.15
11/30/2004   27,563.47  20,875.96
12/31/2004   29,351.15  21,878.59
1/31/2005    29,844.45  21,934.15
2/28/2005    32,567.86  23,847.87
3/31/2005    30,201.04  22,271.83
4/30/2005    29,130.52  21,673.95
5/31/2005    29,573.14  22,428.37
6/30/2005    30,556.89  23,190.38
7/31/2005    32,775.99  24,811.33
8/31/2005    33,317.74  25,023.81
9/30/2005    35,999.11  27,353.90
10/31/2005   33,755.72  25,566.00
11/30/2005   36,261.53  27,680.93
12/31/2005   38,550.24  29,317.06
1/31/2006    42,250.54  32,591.52
2/28/2006    42,423.66  32,552.84
3/31/2006    43,875.52  32,839.73
4/30/2006    47,707.31  35,178.14
5/31/2006    42,562.08  31,492.44
6/30/2006    42,182.94  31,415.46
7/31/2006    43,200.32  31,865.25
8/31/2006    43,987.96  32,677.19
9/30/2006    44,897.37  32,949.27
10/31/2006   48,032.57  34,513.80
11/30/2006   51,556.32  37,079.37
12/31/2006   53,381.29  38,748.91
1/31/2007    54,223.49  38,331.68
2/28/2007    54,546.52  38,104.17
3/31/2007    57,403.66  39,621.55
4/30/2007    61,998.27  41,455.91
5/31/2007    66,731.76  43,509.21
6/30/2007    68,647.67  45,548.75
7/31/2007    71,923.27  47,952.05
8/31/2007    69,626.86  46,932.97
9/30/2007    75,912.85  52,115.94
10/31/2007   84,272.06  57,927.95
11/30/2007   78,155.93  53,821.63
12/31/2007   78,056.80  54,010.37
1/31/2008    70,317.97  47,270.20
2/29/2008    73,146.11  50,759.33
3/31/2008    70,702.82  48,073.18
4/30/2008    76,177.17  51,974.50
5/31/2008    76,859.85  52,938.69
6/30/2008    67,943.80  47,658.72
7/31/2008    66,628.93  45,861.03
8/31/2008    60,952.84  42,197.96
9/30/2008    50,443.83  34,813.18
10/31/2008   34,793.71  25,285.56
11/30/2008   32,168.27  23,382.14
12/31/2008   36,137.87  25,205.85
1/31/2009    32,890.12  23,578.05
2/28/2009    30,094.92  22,247.96
3/31/2009    35,319.91  25,445.15
4/30/2009    42,269.19  29,679.48
5/31/2009    51,806.10  34,750.69
6/30/2009    51,175.82  34,282.58
7/31/2009    58,064.62  38,137.59
8/31/2009    58,521.19  38,001.05
9/30/2009    63,940.69  41,450.42
10/31/2009   62,439.29  41,501.69
11/30/2009   66,443.39  43,284.42
12/31/2009   69,764.19  44,993.77
1/31/2010    65,814.76  42,484.38
2/28/2010    66,347.73  42,633.91
3/31/2010    72,196.71  46,075.86
4/30/2010    72,688.68  46,634.07
5/31/2010    65,104.14  42,532.30
6/30/2010    65,514.11  42,219.64
7/31/2010    71,609.08  45,735.49
8/31/2010    70,324.49  44,847.26
9/30/2010    78,797.32  49,831.12
10/31/2010   81,516.83  51,278.04
11/30/2010   78,906.65  49,924.41
12/31/2010   85,493.59  53,486.99
1/31/2011    82,828.75  52,035.83
2/28/2011    81,489.50  51,550.58
3/31/2011    86,190.55  54,581.43
4/30/2011    89,292.70  56,274.56
5/31/2011    85,917.23  54,798.52
6/30/2011    84,168.00  53,955.51
7/31/2011    83,498.38  53,715.88
8/31/2011    75,052.88  48,915.60
9/30/2011    61,605.68  41,783.97
10/31/2011   69,723.19  47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -14.47% 7.74% 21.43%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST EMERGING MARKETS BY MARKET CAP               RETURN    RETURN
  ------------------------------------------              -------- -----------
  China..................................................  -15.62%   -15.76%
  Brazil.................................................  -12.71%   -12.57%
  South Korea............................................    4.63%     6.24%
  Taiwan.................................................   -5.30%    -3.07%
  South Africa...........................................   10.15%    -2.95%
  India..................................................  -12.30%   -19.99%
  Russia.................................................   -1.24%     0.22%
  Mexico.................................................    5.26%    -1.38%
  Malaysia...............................................    2.08%     3.53%
  Indonesia..............................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY FUND PERFORMANCE OVERVIEW

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of large and small cap value stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Fund held approximately 2,150 securities across 17 emerging markets. In general, the Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Fund's assets. The Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -14.47% for the Fund and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund's relative underperformance as compared to the Index was primarily due to its higher allocation than the Index to small cap and value stocks, both of which underperformed, and a lower allocation than the Index to large cap and growth stocks, respectively, each of which outperformed. To a lesser extent, an additional component of the Fund's performance was due to differences in valuation timing and methodology between the Fund and the Index. The Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLE

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/11  10/31/11    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  780.86    0.22%    $0.99
     Hypothetical 5% Annual Return. $1,000.00 $1,024.10    0.22%    $1.12
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

              Consumer Discretionary.......................   7.4%
              Consumer Staples.............................   6.5%
              Energy.......................................  17.4%
              Financials...................................  30.6%
              Health Care..................................   0.6%
              Industrials..................................  10.5%
              Information Technology.......................   6.3%
              Materials....................................  16.8%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   1.6%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                     ----------- -------------- ---------------
 COMMON STOCKS -- (88.5%)
 BRAZIL -- (7.6%)
   #Banco Santander Brasil SA ADR...  13,875,608 $  126,268,033       0.9%
    BM&F Bovespa SA.................  30,436,745    183,132,816       1.3%
    BR Malls Participacoes SA.......   4,338,270     47,126,269       0.3%
    Petroleo Brasileiro SA ADR......  10,788,313    291,392,334       2.1%
    Other Securities................                484,469,038       3.5%
                                                 --------------      ----
 TOTAL BRAZIL.......................              1,132,388,490       8.1%
                                                 --------------      ----
 CHILE -- (1.8%)
    Empresas CMPC SA................  15,763,090     65,487,845       0.5%
   #Enersis SA Sponsored ADR........   3,046,239     59,797,672       0.4%
    Other Securities................                144,299,147       1.0%
                                                 --------------      ----
 TOTAL CHILE........................                269,584,664       1.9%
                                                 --------------      ----
 CHINA -- (13.6%)
   #Bank of China, Ltd. Series H.... 803,391,331    285,934,139       2.0%
   #Bank of Communications Co.,
     Ltd. Series H..................  95,161,574     65,402,021       0.5%
  #*China Citic Bank Corp., Ltd.
    Series H........................  95,111,716     50,856,739       0.4%
    China Coal Energy Co., Ltd.
      Series H......................  41,470,000     51,652,075       0.4%
    China Communications
      Construction Co., Ltd. Series
      H.............................  65,744,327     49,588,080       0.3%
    China Construction Bank Corp.
      Series H...................... 153,591,940    112,849,414       0.8%
   #China Petroleum & Chemical
     Corp. ADR......................     993,796     93,814,342       0.7%
    China Petroleum & Chemical
      Corp. Series H................ 116,064,289    109,617,984       0.8%
   #China Unicom Hong Kong, Ltd.
     ADR............................   7,272,462    146,249,211       1.0%
    Other Securities................              1,060,281,770       7.6%
                                                 --------------      ----
 TOTAL CHINA........................              2,026,245,775      14.5%
                                                 --------------      ----
 CZECH REPUBLIC -- (0.3%)
    Other Securities................                 47,098,177       0.3%
                                                 --------------      ----
 HUNGARY -- (0.5%)
    Other Securities................                 73,482,477       0.5%
                                                 --------------      ----
 INDIA -- (8.7%)
   #ICICI Bank, Ltd. Sponsored ADR..   3,343,138    124,231,008       0.9%
    Reliance Industries, Ltd........  15,874,574    284,270,252       2.0%
    Tata Steel, Ltd.................   5,110,167     50,322,064       0.4%
    Other Securities................                838,988,289       6.0%
                                                 --------------      ----
 TOTAL INDIA........................              1,297,811,613       9.3%
                                                 --------------      ----
 INDONESIA -- (3.4%)
    PT Bumi Resources Tbk........... 275,669,000     72,003,897       0.5%
    Other Securities................                424,948,346       3.1%
                                                 --------------      ----
 TOTAL INDONESIA....................                496,952,243       3.6%
                                                 --------------      ----
 ISRAEL -- (0.0%)
    Other Securities................                  1,614,106       0.0%
                                                 --------------      ----
 MALAYSIA -- (3.2%)
    Other Securities................                471,605,118       3.4%
                                                 --------------      ----
 MEXICO -- (4.7%)
   #Alfa S.A.B. de C.V. Series A....   4,281,493     49,429,768       0.4%
    Fomento Economico Mexicano
      S.A.B. de C.V. Sponsored ADR..   2,134,064    143,088,991       1.0%
   #Grupo Financiero Banorte S.A.B.
     de C.V. Series O...............  14,274,417     48,681,042       0.3%
    Grupo Mexico S.A.B. de C.V.
      Series B......................  24,138,837     66,962,768       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ----------- --------------- ---------------
MEXICO -- (Continued)
   Other Securities................             $   389,833,877       2.8%
                                                ---------------      ----
TOTAL MEXICO.......................                 697,996,446       5.0%
                                                ---------------      ----
PHILIPPINES -- (0.9%)
   Other Securities................                 128,360,276       0.9%
                                                ---------------      ----
POLAND -- (1.6%)
  *Polski Koncern Naftowy Orlen SA.   5,310,008      65,568,714       0.5%
   Other Securities................                 171,779,219       1.2%
                                                ---------------      ----
TOTAL POLAND.......................                 237,347,933       1.7%
                                                ---------------      ----
RUSSIA -- (5.2%)
   Gazprom OAO Sponsored ADR.......  50,745,478     588,259,941       4.2%
   Lukoil OAO Sponsored ADR........   2,457,775     142,357,217       1.0%
   Other Securities................                  47,186,142       0.4%
                                                ---------------      ----
TOTAL RUSSIA.......................                 777,803,300       5.6%
                                                ---------------      ----
SOUTH AFRICA -- (7.9%)
   ABSA Group, Ltd.................   4,420,483      79,295,598       0.6%
   Gold Fields, Ltd. Sponsored ADR.  10,210,601     177,970,775       1.3%
   Nedbank Group, Ltd..............   3,060,140      54,140,695       0.4%
   Sanlam, Ltd.....................  28,905,406     107,867,260       0.8%
   Standard Bank Group, Ltd........  10,800,550     133,678,079       0.9%
  #Steinhoff International
    Holdings, Ltd..................  16,661,875      50,383,723       0.3%
   Other Securities................                 576,621,237       4.1%
                                                ---------------      ----
TOTAL SOUTH AFRICA.................               1,179,957,367       8.4%
                                                ---------------      ----
SOUTH KOREA -- (13.7%)
   Hana Financial Group, Inc.......   2,545,984      90,951,178       0.7%
   Hyundai Motor Co., Ltd..........     695,176     140,000,418       1.0%
 #*KB Financial Group, Inc. ADR....   3,116,900     121,714,945       0.9%
  #LG Electronics, Inc.............   1,144,074      75,740,020       0.5%
   POSCO...........................     366,870     127,116,197       0.9%
 #*POSCO ADR.......................   1,529,671     131,429,332       0.9%
   Samsung C&T Corp................   1,105,770      68,369,291       0.5%
  #Samsung SDI Co., Ltd............     384,336      46,296,900       0.3%
   Shinhan Financial Group Co.,
     Ltd...........................   3,676,399     146,457,204       1.1%
  #Shinhan Financial Group Co.,
    Ltd. ADR.......................     818,794      65,176,002       0.5%
   SK Holdings Co., Ltd............     349,657      46,548,698       0.3%
   Other Securities................                 978,264,186       7.0%
                                                ---------------      ----
TOTAL SOUTH KOREA..................               2,038,064,371      14.6%
                                                ---------------      ----
TAIWAN -- (11.4%)
   First Financial Holding Co.,
     Ltd...........................  72,788,356      48,316,420       0.4%
   Fubon Financial Holding Co.,
     Ltd...........................  48,047,063      56,332,130       0.4%
  #Mega Financial Holding Co., Ltd.  95,728,765      73,586,438       0.5%
  #United Microelectronics Corp.... 166,249,681      72,995,607       0.5%
   Other Securities................               1,448,397,285      10.3%
                                                ---------------      ----
TOTAL TAIWAN.......................               1,699,627,880      12.1%
                                                ---------------      ----
THAILAND -- (2.2%)
   Other Securities................                 326,723,327       2.3%
                                                ---------------      ----
TURKEY -- (1.8%)
   Other Securities................                 258,818,491       1.8%
                                                ---------------      ----
TOTAL COMMON STOCKS................              13,161,482,054      94.0%
                                                ---------------      ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       PERCENTAGE
                                          SHARES         VALUE++     OF NET ASSETS**
                                        ------------ --------------- ---------------
PREFERRED STOCKS -- (4.9%)
BRAZIL -- (4.9%)
  #Gerdau SA Sponsored ADR.............    6,582,102 $    59,370,560        0.4%
  #Petroleo Brasileiro SA ADR..........   14,314,698     362,018,712        2.6%
   Usinas Siderurgicas de Minas
     Gerais SA Perferred Series A......    8,735,599      61,108,742        0.4%
   Other Securities....................                  249,018,808        1.8%
                                                     ---------------      -----
TOTAL BRAZIL...........................                  731,516,822        5.2%
                                                     ---------------      -----
INDIA -- (0.0%)
   Other Securities....................                      124,022        0.0%
                                                     ---------------      -----
MALAYSIA -- (0.0%)
   Other Securities....................                      823,203        0.0%
                                                     ---------------      -----
TOTAL PREFERRED STOCKS.................                  732,464,047        5.2%
                                                     ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   Other Securities....................                           --        0.0%
                                                     ---------------      -----
MALAYSIA -- (0.0%)
   Other Securities....................                          167        0.0%
                                                     ---------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities....................                    1,665,450        0.0%
                                                     ---------------      -----
THAILAND -- (0.0%)
   Other Securities....................                       14,739        0.0%
                                                     ---------------      -----
TOTAL RIGHTS/WARRANTS..................                    1,680,356        0.0%
                                                     ---------------      -----

                                          SHARES/
                                           FACE
                                          AMOUNT
                                           (000)         VALUE+
                                        ------------ ---------------
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@DFA Short Term Investment Fund.....  975,164,009     975,164,009        7.0%
   @Repurchase Agreement,
     Deutsche Bank Securities,
     Inc. 0.11%, 11/01/11
     (Collateralized by FNMA
     3.500%, 11/01/31, valued at
     $615,910) to be repurchased
     at $603,835....................... $        604         603,833        0.0%
                                                     ---------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL...........................                  975,767,842        7.0%
                                                     ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,542,174,907)...............              $14,871,394,299      106.2%
                                                     ===============      =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of inputs used to value the Fund's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                            VALUATION INPUTS
                         ------------------------------------------------------
                                INVESTMENT IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
 Common Stocks
    Brazil.............. $1,132,388,490              --   --    $ 1,132,388,490
    Chile...............    269,584,664              --   --        269,584,664
    China...............    259,284,178 $ 1,766,961,597   --      2,026,245,775
    Czech Republic......             --      47,098,177   --         47,098,177
    Hungary.............             --      73,482,477   --         73,482,477
    India...............    170,449,761   1,127,361,852   --      1,297,811,613
    Indonesia...........        360,979     496,591,264   --        496,952,243
    Israel..............         29,523       1,584,583   --          1,614,106
    Malaysia............      6,339,852     465,265,266   --        471,605,118
    Mexico..............    697,363,905         632,541   --        697,996,446
    Philippines.........             --     128,360,276   --        128,360,276
    Poland..............             --     237,347,933   --        237,347,933
    Russia..............         90,326     777,712,974   --        777,803,300
    South Africa........    256,013,737     923,943,630   --      1,179,957,367
    South Korea.........    370,900,652   1,667,163,719   --      2,038,064,371
    Taiwan..............     33,736,378   1,665,891,502   --      1,699,627,880
    Thailand............    326,723,327              --   --        326,723,327
    Turkey..............             --     258,818,491   --        258,818,491
 Preferred Stocks
    Brazil..............    731,516,822              --   --        731,516,822
    India...............             --         124,022   --            124,022
    Malaysia............         82,073         741,130   --            823,203
 Rights/Warrants
    China...............             --              --   --                 --
    Malaysia............            167              --   --                167
    South Korea.........             --       1,665,450   --          1,665,450
    Thailand............         14,739              --   --             14,739
 Securities Lending
   Collateral...........             --     975,767,842   --        975,767,842
                         -------------- ---------------   --    ---------------
 TOTAL.................. $4,254,879,573 $10,616,514,726   --    $14,871,394,299
                         ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,084,631 of securities on loan)*. $13,895,627
Collateral Received from Securities on Loan at Value & Cost........         604
Affiliated Collateral Received from Securities on Loan at Value &
  Cost.............................................................     975,164
Foreign Currencies at Value........................................      23,423
Cash...............................................................      75,404
Receivables:
   Investment Securities Sold......................................       7,107
   Dividends, Interest and Tax Reclaims............................       8,268
   Fund Shares Sold................................................      44,423
   Securities Lending Income.......................................       1,206
                                                                    -----------
       Total Assets................................................  15,031,226
                                                                    -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned................................     975,768
   Investment Securities Purchased.................................      46,500
   Fund Shares Redeemed............................................       2,165
   Due to Advisor..................................................       1,081
Unrealized Loss on Foreign Currency Contracts......................          66
Accrued Expenses and Other Liabilities.............................       2,067
                                                                    -----------
       Total Liabilities...........................................   1,027,647
                                                                    -----------
NET ASSETS......................................................... $14,003,579
                                                                    ===========
Investments at Cost................................................ $13,566,407
                                                                    ===========
Foreign Currencies at Cost......................................... $    23,378
                                                                    ===========
--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $41,813)......... $   337,342
   Interest.....................................................         118
   Income from Securities Lending...............................      11,381
                                                                 -----------
          Total Investment Income...............................     348,841
                                                                 -----------
EXPENSES
   Investment Advisory Services Fees............................      14,009
   Accounting & Transfer Agent Fees.............................       1,329
   Custodian Fees...............................................      11,494
   Shareholders' Reports........................................          73
   Directors'/Trustees' Fees & Expenses.........................         116
   Professional Fees............................................         753
   Other........................................................         263
                                                                 -----------
          Total Expenses........................................      28,037
                                                                 -----------
   Fees Paid Indirectly.........................................         (13)
                                                                 -----------
   Net Expenses.................................................      28,024
                                                                 -----------
   NET INVESTMENT INCOME (LOSS).................................     320,817
                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................     201,891
       Foreign Currency Transactions............................      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:.........
       Investment Securities and Foreign Currency...............  (2,901,288)
       Translation of Foreign Currency Denominated Amounts......          (7)
   Change in Deferred Thailand Capital Gains Tax................      16,303
                                                                 -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................  (2,686,773)
                                                                 -----------
Net Increase (Decrease) in Net Assets Resulting from Operations. $(2,365,956)
                                                                 ===========
--------
** Net of foreign capital gain taxes withheld of $1,707.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                       YEAR           YEAR
                                                      ENDED          ENDED
                                                     OCT. 31,       OCT. 31,
                                                       2011           2010
                                                  -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   320,817    $   171,366
   Net Realized Gain (Loss) on:
       Investment Securities Sold................     201,891        591,224
       Foreign Currency Transactions.............      (3,672)**      (3,254)**
   Change in Unrealized Appreciation
     (Depreciation) of:..........................
       Investment Securities and Foreign
         Currency................................  (2,901,288)     1,841,702
       Translation of Foreign Currency
         Denominated Amounts.....................          (7)          (154)
   Change in Deferred Thailand Capital
     Gains Tax...................................      16,303        (10,266)
                                                  -----------    -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................  (2,365,956)     2,590,618
                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................   5,059,674      2,372,583
   Withdrawals...................................    (608,094)    (1,010,371)
                                                  -----------    -----------
          Net Increase (Decrease) from
            Transactions in Interest.............   4,451,580      1,362,212
                                                  -----------    -----------
          Total Increase (Decrease) in
            Net Assets...........................   2,085,624      3,952,830
NET ASSETS
   Beginning of Period...........................  11,917,955      7,965,125
                                                  -----------    -----------
   End of Period................................. $14,003,579    $11,917,955
                                                  ===========    ===========
--------
** Net of foreign capital gain taxes withheld of $1,707 and $1,806, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR          YEAR        YEAR         PERIOD                      YEAR
                                                  ENDED         ENDED       ENDED      DEC. 1, 2007    YEAR ENDED    ENDED
                                                 OCT. 31,      OCT. 31,    OCT. 31,         TO          NOV. 30,    NOV. 30,
                                                   2011          2010        2009      OCT. 31, 2008      2007        2006
                                               -----------   -----------  ----------  -------------    ----------  ----------
Total Return..................................      (14.47)%       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%
                                               -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of Period (thousands)......... $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912
Ratio of Expenses to Average Net Assets.......        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.29%         1.81%       2.17%        3.19%(B)        2.50%       2.57%
Portfolio Turnover Rate.......................           5%           15%         20%          14%(C)          14%          9%

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio;

DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2011, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $205 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended October 31, 2011, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amount in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
            Dimensional Emerging Markets Value Fund......    $13

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $24 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

            Purchases.................................... $5,467,684
            Sales........................................    754,501

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          NET
                                                       UNREALIZED
              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------   ------------ -------------- --------------
             $14,574,908  $2,389,582   $(2,093,095)     $296,487

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At October 31, 2011, the Fund had no outstanding futures contracts.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
        ------------- ------------ ------------ -------- ---------------
            0.91%       $32,673         41        $34       $124,315

* Number of Days Outstanding represents the total of single or consecutive days during the year ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2011.

H. SECURITIES LENDING:

   As of October 31, 2011, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $204,631 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The

Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF DIMENSIONAL EMERGING MARKETS VALUE FUND:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

NAME, POSITION                                      PORTFOLIOS WITHIN THE   PRINCIPAL OCCUPATION(S) DURING PAST 5
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN                     COMPANIES HELD
---------------              --------------------   ---------------------  ---------------------------------------
                                         DISINTERESTED TRUSTEES/DIRECTORS
                                         --------------------------------
George M. Constantinides     DFAITC - since 1993    94 portfolios in 4     Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.  DFAIDG - since 1983    investment companies   University of Chicago Booth School of
Trustee of DFAITC and DEM.   DIG - since 1993                              Business.
The University of Chicago    DEM - since 1993
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould                DFAITC - since 1993    94 portfolios in 4     Steven G. Rothmeier Distinguished
Director of DFAIDG and DIG.  DFAIDG - since 1986    investment companies   Service Professor of Economics, The
Trustee of DFAITC and DEM.   DIG - since 1993                              University of Chicago Booth School of
The University of Chicago    DEM - since 1993                              Business (since 1965). Member and
Booth School of Business                                                   Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                    Committee, Chicago Mercantile Exchange
Chicago, IL 60637                                                          (futures trading exchange) (since
Age: 72                                                                    2004). Formerly, Director of UNext,
                                                                           Inc. (1999-2006). Trustee, Harbor Fund
                                                                           (registered investment company) (30
                                                                           Portfolios) (since 1994). Formerly,
                                                                           Member of the Board of Milwaukee Mutal
                                                                           Insurance Company (1997-2010).

Roger G. Ibbotson            DFAITC - since 1993    94 portfolios in 4     Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.  DFAIDG - since 1981    investment companies   School of Management (since 1984).
Trustee of DFAITC and DEM.   DIG - since 1993                              Chairman, CIO and Partner, Zebra
Yale School of Management    DEM - since 1993                              Capital Management, LLC (hedge fund
135 Prospect Street                                                        manager) (since 2001). Consultant to
New Haven, CT                                                              Morningstar, Inc. (since 2006).
06520-8200                                                                 Formerly, Chairman, Ibbotson
Age: 68                                                                    Associates, Inc., Chicago, IL (software
                                                                           data publishing and consulting)
                                                                           (1977-2006). Formerly, Director, BIRR
                                                                           Portfolio Analysis, Inc. (software
                                                                           products) (1990-2010).

NAME, POSITION                                      PORTFOLIOS WITHIN THE
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------              --------------------   ---------------------  -----------------------------------------------
Edward P. Lazear             DFAITC - since 2010    94 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.  DFAIDG - since 2010    investment companies    Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.   DIG - since 2010                               Professor of Human Resources Management
Stanford University          DEM - since 2010                               and Economics, Graduate School of
Graduate School of Business                                                 Business, Stanford University (since 1995).
518 Memorial Way                                                            Cornerstone Research (expert testimony and
Stanford, CA 94305-5015                                                     economic and financial analysis) (since
Age: 63                                                                     2009). Formerly, Chairman of the President
                                                                            George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner,
                                                                            White House Panel on Tax Reform (2005).

Myron S. Scholes             DFAITC - since 1993    94 portfolios in 4      Frank E. Buck Professor Emeritus of
Director of DFAIDG and DIG.  DFAIDG - since 1981    investment companies    Finance, Stanford University (since 1981).
Trustee of DFAITC and DEM.   DIG - since 1993                               Formerly, Chairman, Platinum Grove Asset
c/o Dimensional Fund         DEM - since 1993                               Management, L.P. (hedge fund) (formerly,
Advisors, L.P.                                                              Oak Hill Platinum Partners) (1999-2009).
6300 Bee Cave Road                                                          Formerly, Managing Partner, Oak Hill
Building 1                                                                  Capital Management (private equity firm)
Austin, TX 78746                                                            (until 2004). Director, American Century
Age: 70                                                                     Fund Complex (registered investment
                                                                            companies) (40 Portfolios) (since 1980).
                                                                            Formerly, Director, Chicago Mercantile
                                                                            Exchange (2001-2008).

Abbie J. Smith               DFAITC - since 2000    94 portfolios in 4      Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.  DFAIDG - since 2000    investment companies    Professor of Accounting, The University of
Trustee of DFAITC and DEM.   DIG - since 2000                               Chicago Booth School of Business (since
The University of Chicago    DEM - since 2000                               1980). Co-Director Investment Research,
Booth School of Business                                                    Fundamental Investment Advisors (hedge
5807 S. Woodlawn                                                            fund) (since 2008). Director, HNI
Avenue                                                                      Corporation (formerly known as HON
Chicago, IL 60637                                                           Industries Inc.) (office furniture) (since
Age: 58                                                                     2000). Director, Ryder System Inc.
                                                                            (transportation, logistics and supply-chain
                                                                            management) (since 2003). Trustee, UBS
                                                                            Funds (3 investment companies within the
                                                                            fund complex) (52 portfolios) (since 2009).

NAME, POSITION                                      PORTFOLIOS WITHIN THE
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------              --------------------   ---------------------  -----------------------------------------------
                                          INTERESTED TRUSTEES/DIRECTORS*
David G. Booth               DFAITC - since 1993    94 portfolios in 4         Chairman, Director/Trustee, President,
Chairman, Director,          DFAIDG - since 1981    investment companies       and Co-Chief Executive Officer (since
Co-Chief Executive Officer   DIG - since 1992                                  January 2010) of Dimensional Holdings
and President of DFAIDG      DEM - since 1993                                  Inc., Dimensional Fund Advisors LP, DFA
and DIG. Chairman,                                                             Securities LLC, Dimensional Emerging
Trustee, Co-Chief                                                              Markets Value Fund, DFAIDG, Dimensional
Executive Officer and                                                          Investment Group Inc. and The DFA
President of DFAITC and                                                        Investment Trust Company. Director of
DEM.                                                                           Dimensional Fund Advisors Ltd.,
6300 Bee Cave Road,                                                            Dimensional Funds PLC, Dimensional
Building One                                                                   Funds II PLC, DFA Australia Limited and
Austin, Texas 78746                                                            Dimensional Cayman Commodity Fund I
Age: 64                                                                        Ltd. Chairman and President of
                                                                               Dimensional SmartNest LLC and
                                                                               Dimensional SmartNest (US) LLC.
                                                                               Chairman, Director and Co-Chief
                                                                               Executive Officer of Dimensional Fund
                                                                               Advisors Canada ULC. Limited Partner,
                                                                               Oak Hill Partners (since 2001) and VSC
                                                                               Investors, LLC (since 2007). Trustee,
                                                                               The University of Chicago. Trustee,
                                                                               University of Kansas Endowment
                                                                               Association. Formerly, Chief Executive
                                                                               Officer (until 2010) and Chief
                                                                               Investment Officer (2003-2007) of
                                                                               Dimensional Fund Advisors LP, DFA
                                                                               Securities LLC, Dimensional Emerging
                                                                               Markets Value Fund, DFAIDG, Dimensional
                                                                               Investment Group Inc., The DFA
                                                                               Investment Trust Company and
                                                                               Dimensional Holdings Inc. Formerly,
                                                                               Chief Investment Officer of Dimensional
                                                                               Fund Advisors Ltd. Formerly, President
                                                                               and Chief Investment Officer of DFA
                                                                               Australia Limited. Formerly, Director,
                                                                               SA Funds (registered investment
                                                                               company).

Eduardo A. Repetto           DFAITC - since 2009    94 portfolios in 4         Co-Chief Executive Officer (since
Director, Co-Chief           DFAIDG - since 2009    investment companies       January 2010), Chief Investment Officer
Executive Officer and        DIG - since 2009                                  (since March 2007) and Director/Trustee
Chief Investment Officer of  DEM - since 2009                                  of Dimensional Holdings Inc.,
DFAIDG and DIG.                                                                Dimensional Fund Advisors LP, DFA
Trustee, Co-Chief                                                              Securities LLC, Dimensional Emerging
Executive Officer and                                                          Markets Value Fund, DFAIDG, Dimensional
Chief Investment Officer of                                                    Investment Group Inc., The DFA
DFAITC and DEM.                                                                Investment Trust Company and
6300 Bee Cave Road,                                                            Dimensional Cayman Commodity Fund I
Building One                                                                   Ltd. Co-Chief Executive Officer,
Austin, TX 78746                                                               President and Chief Investment Officer
Age: 44                                                                        of Dimensional Fund Advisors Canada
                                                                               ULC. Chief Investment Officer, Vice
                                                                               President and Director of DFA Australia
                                                                               Limited. Director of Dimensional Fund
                                                                               Advisors Ltd., Dimensional Funds PLC
                                                                               and Dimensional Funds II PLC. Co-Chief
                                                                               Executive Officer of Dimensional
                                                                               SmartNest LLC and Dimensional SmartNest
                                                                               (US) LLC. Formerly, Vice President of
                                                                               Dimensional Holdings Inc., Dimensional
                                                                               Fund Advisors LP, DFA Securities LLC,
                                                                               Dimensional Emerging Markets Value
                                                                               Fund, DFAIDG, Dimensional Investment
                                                                               Group Inc., The DFA Investment Trust
                                                                               Company and Dimensional Fund Advisors
                                                                               Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                 TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND      AND LENGTH OF
AND AGE                              SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------     ----------------   -------------------------------------------
                                         OFFICERS
April A. Aandal                    Since 2008         Vice President, Global Business
Vice President, Global Business                       Development of all the DFA Entities.
Development                                           Chief Learning Officer of Dimensional
Age: 48                                               (September 2008-October 2011).
                                                      Formerly, Regional Director of
                                                      Dimensional (2004-2008).

Darryl D. Avery                    Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 45

Arthur H. Barlow                   Since 1993         Vice President of all the DFA Entities.
Vice President                                        Formerly, Vice President of DFA
Age: 55                                               Australia Limited and Dimensional Fund
                                                      Advisors Ltd.

John T. Blood                      Since 2011         Vice President of all the DFA Entities.
Vice President                                        Regional Director for Dimensional
Age: 42                                               (2010). Formerly, Chief Market
                                                      Strategist at Commonwealth Financial
                                                      (2007-2010); Director of Research at
                                                      Commonwealth Financial (2000-2007).

Scott A. Bosworth                  Since 2007         Vice President of all the DFA Entities.
Vice President                                        Regional Director of Dimensional (since
Age: 42                                               November 1997).

Valerie A. Brown                   Since 2001         Vice President and Assistant Secretary
Vice President and Assistant                          of all the DFA Entities, DFA Australia
Secretary                                             Limited, Dimensional Fund Advisors
Age: 44                                               Ltd., Dimensional Fund Advisors Canada
                                                      ULC (since 2003) and Dimensional Cayman
                                                      Commodity Fund I Ltd.

David P. Butler                    Since 2007         Vice President of all the DFA Entities.
Vice President                                        Head of Global Financial Services of
Age: 47                                               Dimensional (since 2008). Formerly,
                                                      Regional Director of Dimensional
                                                      (January 1995 to January 2005).

James G. Charles                   Since 2011         Vice President of all the DFA Entities.
Vice President                                        Regional Director for Dimensional
Age: 55                                               (2008-2010). Formerly, Vice President,
                                                      Client Portfolio Manager at American
                                                      Century Investments (2001-2008).

Joseph H. Chi                      Since 2009         Vice President of all the DFA Entities.
Vice President                                        Portfolio Manager for Dimensional
Age: 45                                               (since October 2005).

Stephen A. Clark                   Since 2004         Vice President of all the DFA Entities,
Vice President                                        DFA Australia Limited and Dimensional
Age: 39                                               Fund Advisors Canada ULC.

Robert P. Cornell                  Since 2007         Vice President of all the DFA Entities.
Vice President                                        Regional Director of Financial Services
Age: 62                                               Group of Dimensional (since August
                                                      1993).

George H. Crane                    Since 2010         Vice President of all the DFA Entities.
Vice President                                        Formerly, Senior Vice President and
Age: 56                                               Managing Director at State Street Bank
                                                      & Trust Company (2007-2008). Managing
                                                      Director, Head of Investment
                                                      Administration and Operations at State
                                                      Street Research & Management Company
                                                      (2002-2005).

Christopher S. Crossan             Since 2004         Vice President and Global Chief
Vice President and Global Chief                       Compliance Officer of all the DFA
Compliance Officer                                    Entities, DFA Australia Limited,
Age: 45                                               Dimensional Fund Advisors Ltd.,
                                                      Dimensional SmartNest LLC and
                                                      Dimensional SmartNest (US) LLC. Chief
                                                      Compliance Officer of Dimensional Fund
                                                      Advisors Canada ULC.

                                    TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND         AND LENGTH OF
AND AGE                                 SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------        ----------------   -------------------------------------------

James L. Davis                        Since 1999         Vice President of all the DFA Entities.
Vice President                                           Formerly, Vice President of DFA
Age: 54                                                  Australia Limited and Dimensional Fund
                                                         Advisors Ltd.

Robert T. Deere                       Since 1994         Vice President of all the DFA Entities,
Vice President                                           DFA Australia Limited and Dimensional
Age: 54                                                  Fund Advisors Canada ULC.

Peter F. Dillard                      Since 2010         Vice President of all the DFA Entities.
Vice President                                           Research Associate for Dimensional
Age: 39                                                  (since August 2008). Formerly, Research
                                                         Assistant for Dimensional (April
                                                         2006-August 2008).

Robert W. Dintzner                    Since 2001         Vice President of all the DFA Entities.
Vice President and Chief                                 Chief Communications Officer of
Communications Officer                                   Dimensional (since 2010).
Age: 41

Richard A. Eustice                    Since 1998         Vice President and Assistant Secretary
Vice President and Assistant                             of all the DFA Entities and DFA
Secretary                                                Australia Limited. Chief Operating
Age: 46                                                  Officer of Dimensional Fund Advisors
                                                         Ltd. (since July 2008). Formerly, Vice
                                                         President of Dimensional Fund Advisors
                                                         Ltd.

Gretchen A. Flicker                   Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 40

Jed S. Fogdall                        Since 2008         Vice President of all the DFA Entities.
Vice President                                           Portfolio Manager for Dimensional
Age: 37                                                  (since September 2004).

Jeremy P. Freeman                     Since 2009         Vice President of all the DFA Entities.
Vice President                                           Senior Technology Manager for
Age: 40                                                  Dimensional (since June 2006).
                                                         Formerly, Principal at AIM
                                                         Investments/Amvescap PLC (now Invesco)
                                                         (June 1998-June 2006).

Mark R. Gochnour                      Since 2007         Vice President of all the DFA Entities.
Vice President                                           Regional Director of Dimensional.
Age: 44

Henry F. Gray                         Since 2000         Vice President of all the DFA Entities.
Vice President                                           Formerly, Vice President of DFA
Age: 44                                                  Australia Limited.

John T. Gray                          Since 2007         Vice President of all the DFA Entities.
Vice President                                           Formerly, Regional Director of
Age: 37                                                  Dimensional (January 2005 to February
                                                         2007).

Joel H. Hefner                        Since 2007         Vice President of all the DFA Entities.
Vice President                                           Regional Director of Dimensional (since
Age: 43                                                  June 1998).

Julie C. Henderson                    Since 2005         Vice President and Fund Controller of
Vice President and Fund Controller                       all the DFA Entities and Dimensional
Age: 37                                                  Cayman Commodity Fund I Ltd.

Kevin B. Hight                        Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 43

Christine W. Ho                       Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 43

Michael C. Horvath                    Since 2011         Vice President of all the DFA Entities.
Vice President                                           Formerly, Managing Director, Co-Head
Age: 51                                                  Global Consultant Relations at
                                                         BlackRock (2004-2011).

Jeff J. Jeon                          Since 2004         Vice President of all the DFA Entities
Vice President                                           and Dimensional Cayman Commodity Fund I
Age: 37                                                  Ltd.

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------        --------------------- -------------------------------------------
Patrick M. Keating                       Since 2003         Vice President of all the DFA Entities
Vice President and Chief Operating                          and Dimensional Cayman Commodity Fund I
Officer                                                     Ltd. and Chief Operating Officer of
Age: 56                                                     Dimensional and Dimensional Cayman
                                                            Commodity Fund I Ltd. Director, Vice
                                                            President and Chief Privacy Officer of
                                                            Dimensional Fund Advisors Canada ULC.
                                                            Director of DFA Australia Limited.

David M. Kershner                        Since 2010         Vice President of all the DFA Entities.
Vice President                                              Portfolio Manager for Dimensional
Age: 40                                                     (since June 2004).

Timothy R. Kohn                          Since 2011         Vice President of all the DFA Entities.
Vice President                                              Head of Defined Contribution Sales for
Age: 40                                                     Dimensional (since August 2010).
                                                            Formerly, Chief DC Strategist, Barclays
                                                            Global Investors (2005-2009).

Joseph F. Kolerich                       Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 39

Stephen W. Kurad                         Since 2011         Vice President of all the DFA Entities.
Vice President                                              Regional Director for Dimensional
Age: 42                                                     (2007-2010).

Michael F. Lane                          Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 44

Juliet Lee                               Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 40

Marlena I. Lee                           Since 2011         Vice President of all the DFA Entities.
Vice President                                              Research Associate for Dimensional
Age: 30                                                     (July 2008-2010).

Apollo D. Lupescu                        Since 2009         Vice President of all the DFA Entities.
Vice President                                              Regional Director for Dimensional
Age: 42                                                     (since February 2004).

Kenneth M. Manell                        Since 2010         Vice President of all the DFA Entities
Vice President                                              and Dimensional Cayman Commodity Fund I
Age: 38                                                     Ltd. Counsel for Dimensional (since
                                                            September 2006). Formerly, Assistant
                                                            General Counsel at Castle & Cooke
                                                            (January 2004-September 2006).

Aaron M. Marcus                          Since 2008         Vice President and Head of Global Human
Vice President & Head of Global                             Resources of Dimensional. Formerly,
Human Resources                                             Global Head of Recruiting and Vice
Age: 41                                                     President of Goldman Sachs & Co. (June
                                                            2006 to January 2008), and Global
                                                            Co-Head of HR of the Equities & FICC
                                                            Division, and Vice President of Goldman
                                                            Sachs & Co. (May 2005 to May 2006).

David R. Martin                          Since 2007         Vice President, Chief Financial Officer
Vice President, Chief Financial                             and Treasurer of all the DFA Entities.
Officer and Treasurer                                       Director, Vice President, Chief
Age: 54                                                     Financial Officer and Treasurer of
                                                            Dimensional Fund Advisors Ltd. and DFA
                                                            Australia Limited. Chief Financial
                                                            Officer, Treasurer, and Vice President
                                                            of Dimensional Fund Advisors Canada
                                                            ULC, Dimensional SmartNest LLC,
                                                            Dimensional SmartNest (US) LLC and
                                                            Dimensional Cayman Commidity Fund I
                                                            Ltd. Director of Dimensional Funds PLC
                                                            and Dimensional Funds II PLC. Formerly,
                                                            Executive Vice President and Chief
                                                            Financial Officer of Janus Capital
                                                            Group Inc. (June 2005 to March 2007).

Catherine L. Newell                 Vice President since    Vice President and Secretary of all the
Vice President and Secretary         1997 and Secretary     DFA Entities. Director, Vice President
Age: 47                                  since 2000         and Secretary of DFA Australia Limited
                                                            and Dimensional Fund Advisors Ltd.
                                                            (since February 2002, April 1997 and
                                                            May 2002, respectively). Vice President
                                                            and Secretary of Dimensional Fund
                                                            Advisors Canada ULC (since June 2003),
                                                            Dimensional SmartNest LLC, Dimensional
                                                            SmartNest (US) LLC and Dimensional
                                                            Cayman Commodity Fund I Ltd. Director,
                                                            Dimensional Funds PLC and Dimensional
                                                            Funds II PLC (since 2002 and 2006,
                                                            respectively). Formerly, Assistant
                                                            Secretary of all DFA Entities, DFA
                                                            Australia Limited and Dimensional Fund
                                                            Advisors Ltd.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
AND AGE                           SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   -------------------------------------------
Christian A. Newton             Since 2009        Vice President of all DFA Entities. Web
Vice President                                    Services Manager for Dimensional (since
Age: 36                                           January 2008). Formerly, Design Manager
                                                  of Dimensional (2005-2008).

Pamela B. Noble                 Since 2011        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 47                                           (2008-2010). Formerly, Vice President
                                                  and Portfolio Manager at USAA
                                                  Investment Management Company
                                                  (2001-2006).

Carolyn L. O                    Since 2010        Vice President of all the DFA Entities
Vice President                                    and Dimensional Cayman Commodity Fund I
Age: 37                                           Ltd. Deputy General Counsel, Funds
                                                  (since 2011). Counsel for Dimensional
                                                  (2007-2011). Formerly, Associate at K&L
                                                  Gates LLP (January 2004-September 2007).

Gerard K. O'Reilly              Since 2007        Vice President of all the DFA Entities.
Vice President                                    Formerly, Research Associate of
Age: 34                                           Dimensional (2004 to 2006).

Daniel C. Ong                   Since 2009        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 37                                           (since July 2005).

Kyle K. Ozaki                   Since 2010        Vice President of all the DFA Entities.
Vice President                                    Senior Compliance Officer for
Age: 33                                           Dimensional (since January 2008).
                                                  Formerly, Compliance Officer (February
                                                  2006-December 2007) and Compliance
                                                  Analyst (August 2004-January 2006) for
                                                  Dimensional.

David A. Plecha                 Since 1993        Vice President of all the DFA Entities,
Vice President                                    DFA Australia Limited, Dimensional Fund
Age: 50                                           Advisors Ltd. and Dimensional Fund
                                                  Advisors Canada ULC.

Allen Pu                        Since 2011        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional (July
Age: 40                                           2006-2010).

Stephen A. Quance               Since 2011        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 37                                           (October 2006-2010).

Theodore W. Randall             Since 2008        Vice President of all the DFA Entities.
Vice President                                    Formerly, Research Associate of
Age: 38                                           Dimensional (2006-2008). Systems
                                                  Developer of Dimensional (2001-2006).

L. Jacobo Rodriguez             Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Julie A. Saft                   Since 2010        Vice President of all the DFA Entities.
Vice President                                    Client Systems Manager for Dimensional
Age: 52                                           (since July 2008). Formerly, Senior
                                                  Manager at Vanguard (November 1997-July
                                                  2008).

David E. Schneider              Since 2001        Vice President of all the DFA Entities
Vice President                                    and Dimensional Fund Advisors Canada
Age: 65                                           ULC. Head of Institutional Services of
                                                  Dimensional.

Walid A. Shinnawi               Since 2010        Vice President of all the DFA Entities.
Vice President                                    Regional Director for Dimensional
Age: 49                                           (since March 2006). Formerly, Senior
                                                  Director at Moody's KMV (1999-March
                                                  2006).

Bruce A. Simmons                Since 2009        Vice President of all the DFA Entities.
Vice President                                    Investment Operations Manager for
Age: 46                                           Dimensional (since May 2007). Formerly,
                                                  Vice President Client and Fund
                                                  Reporting at Mellon Financial
                                                  (September 2005-May 2007).

Edward R. Simpson               Since 2007        Vice President of all the DFA Entities.
Vice President                                    Regional Director of Dimensional (since
Age: 43                                           December 2002).

Bryce D. Skaff                  Since 2007        Vice President of all the DFA Entities.
Vice President                                    Formerly, Regional Director of
Age: 36                                           Dimensional (December 1999 to January
                                                  2007).

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
AND AGE                           SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   -------------------------------------------
Andrew D. Smith                 Since 2011         Vice President of all the DFA Entities.
Vice President                                     Project Manager for Dimensional
Age: 43                                            (2007-2010). Formerly, Business Analyst
                                                   Manager, National Instruments
                                                   (2003-2007).

Grady M. Smith                  Since 2004         Vice President of all the DFA Entities
Vice President                                     and Dimensional Fund Advisors Canada
Age: 55                                            ULC.

Carl G. Snyder                  Since 2000         Vice President of all the DFA Entities.
Vice President                                     Formerly, Vice President of DFA
Age: 48                                            Australia Limited.

Lawrence R. Spieth              Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 63

Bradley G. Steiman              Since 2004         Vice President of all the DFA Entities
Vice President                                     and Director and Vice President of
Age: 38                                            Dimensional Fund Advisors Canada ULC.

Robert C. Trotter               Since 2009         Vice President of all the DFA Entities.
Vice President                                     Senior Manager, Technology for
Age: 53                                            Dimensional (since March 2007).
                                                   Formerly, Director of Technology at
                                                   AMVESCAP (2002-2007).

Karen E. Umland                 Since 1997         Vice President of all the DFA Entities,
Vice President                                     DFA Australia Limited, Dimensional Fund
Age: 45                                            Advisors Ltd., and Dimensional Fund
                                                   Advisors Canada ULC.

Brian J. Walsh                  Since 2009         Vice President of all the DFA Entities.
Vice President                                     Portfolio Manager for Dimensional
Age: 41                                            (since 2004).

Weston J. Wellington            Since 1997         Vice President of all the DFA Entities.
Vice President                                     Formerly, Vice President of DFA
Age: 60                                            Australia Limited.

Ryan J. Wiley                   Since 2007         Vice President of all the DFA Entities.
Vice President                                     Senior Trader of Dimensional. Formerly,
Age: 35                                            Portfolio Manager (2006 to 2007) and
                                                   Trader (2001 to 2006) for Dimensional.

Paul E. Wise                    Since 2005         Vice President of all the DFA Entities.
Vice President                                     Chief Technology Officer for
Age: 56                                            Dimensional (since 2004).

John S. Wotowicz                Since 2010         Vice President of all the DFA Entities.
Vice President                                     Formerly, Managing Director at Morgan
Age: 47                                            Stanley (1999-2007).

Joseph L. Young                 Since 2011         Vice President of all the DFA Entities.
Vice President                                     Regional Director for Dimensional
Age: 33                                            (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.


                                                   NET
                                               INVESTMENT    SHORT-TERM     LONG-TERM   RETURN
                                                 INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL
DFA INVESTMENT DIMENSIONS GROUP INC.          DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS
------------------------------------          ------------- ------------- ------------- ------- ---------- -------------
Enhanced U.S. Large Company Portfolio........      100%          --            --         --        --          100%
U.S. Large Cap Value Portfolio...............      100%          --            --         --        --          100%
U.S. Targeted Value Portfolio................       76%          --            24%        --        --          100%
U.S. Small Cap Value Portfolio...............       80%          --            20%        --        --          100%
U.S. Core Equity 1 Portfolio.................      100%          --            --         --        --          100%
U.S. Core Equity 2 Portfolio.................      100%          --            --         --        --          100%
U.S. Vector Equity Portfolio.................      100%          --            --         --        --          100%
U. S Small Cap Portfolio.....................       92%          --             8%        --        --          100%
U.S. Micro Cap Portfolio.....................      100%          --            --         --        --          100%
DFA Real Estate Securities Portfolio.........      100%          --            --         --        --          100%
Large Cap International Portfolio............      100%          --            --         --        --          100%
International Core Equity Portfolio..........      100%          --            --         --        --          100%
International Small Company Portfolio........       97%          --             3%        --        --          100%
Japanese Small Company Portfolio.............      100%          --            --         --        --          100%
Asia Pacific Small Company Portfolio.........      100%          --            --         --        --          100%
United Kingdom Small Company Portfolio.......      100%          --            --         --        --          100%
Continental Small Company Portfolio..........      100%          --            --         --        --          100%
DFA International Real Estate Securities
  Portfolio..................................      100%          --            --         --        --          100%
DFA Global Real Estate Securities Portfolio..      100%          --            --         --        --          100%
DFA International Small Cap Value Portfolio..       57%          --            43%        --        --          100%
International Vector Equity Portfolio........       82%          --            18%        --        --          100%
World ex U.S. Value Portfolio................       83%           1%           16%        --        --          100%
Emerging Markets Portfolio...................       24%          --            76%        --        --          100%
Emerging Markets Small Cap Portfolio.........       38%          --            62%        --        --          100%
Emerging Markets Value Portfolio.............       29%           9%           62%        --        --          100%
Emerging Markets Core Equity Portfolio.......      100%          --            --         --        --          100%
DFA Commodity Strategy Portfolio.............       99%           1%           --         --        --          100%
DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio............      100%          --            --         --        --          100%
U.S. Large Company Portfolio.................      100%          --            --         --        --          100%

                                               QUALIFYING
                                              FOR CORPORATE
                                                DIVIDENDS   QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING   QUALIFYING
                                                RECEIVED     DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST    SHORT-TERM
DFA INVESTMENT DIMENSIONS GROUP INC.          DEDUCTION(1)  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)  CAPITAL GAIN(7)
------------------------------------          ------------- ---------- ----------- --------- --------- ---------- ---------------
Enhanced U.S. Large Company Portfolio........       --          --          1%        --         --       100%          100%
U.S. Large Cap Value Portfolio...............      100%        100%        --         --         --       100%          100%
U.S. Targeted Value Portfolio................      100%        100%        --         --         --       100%          100%
U.S. Small Cap Value Portfolio...............      100%        100%        --         --         --       100%          100%
U.S. Core Equity 1 Portfolio.................      100%        100%        --         --         --       100%          100%
U.S. Core Equity 2 Portfolio.................      100%        100%        --         --         --       100%          100%
U.S. Vector Equity Portfolio.................      100%        100%        --         --         --       100%          100%
U. S Small Cap Portfolio.....................      100%        100%        --         --         --       100%          100%
U.S. Micro Cap Portfolio.....................      100%        100%        --         --         --       100%          100%
DFA Real Estate Securities Portfolio.........      100%        100%        --         --         --       100%          100%
Large Cap International Portfolio............      100%        100%        --          4%        95%      100%          100%
International Core Equity Portfolio..........      100%        100%        --          3%        95%      100%          100%
International Small Company Portfolio........      100%        100%        --          3%        93%      100%          100%
Japanese Small Company Portfolio.............      100%        100%        --          7%        93%      100%          100%
Asia Pacific Small Company Portfolio.........      100%        100%        --          1%        93%      100%          100%
United Kingdom Small Company Portfolio.......      100%        100%        --         --        100%      100%          100%
Continental Small Company Portfolio..........      100%        100%        --          5%        89%      100%          100%
DFA International Real Estate Securities
  Portfolio..................................      100%        100%        --          2%        97%      100%          100%
DFA Global Real Estate Securities Portfolio..      100%        100%        --         --         --       100%          100%
DFA International Small Cap Value Portfolio..      100%        100%        --          3%        89%      100%          100%
International Vector Equity Portfolio........      100%        100%        --          3%        93%      100%          100%
World ex U.S. Value Portfolio................      100%        100%        --          2%        91%      100%          100%
Emerging Markets Portfolio...................      100%        100%        --          5%        98%      100%          100%
Emerging Markets Small Cap Portfolio.........      100%        100%        --          4%        96%      100%          100%
Emerging Markets Value Portfolio.............      100%        100%        --          5%        98%      100%          100%
Emerging Markets Core Equity Portfolio.......      100%        100%        --          5%        99%      100%          100%
DFA Commodity Strategy Portfolio.............       --          --         --         --         --       100%          100%
DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio............      100%        100%        --          2%        95%      100%          100%
U.S. Large Company Portfolio.................      100%        100%        --         --         --       100%          100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[logo] Recycled
       Recyclable                                                DFA103111-001A

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2011

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Intermediate-Term Extended Quality Portfolio

DFA Investment Grade Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                         PAGE
                                                         ----

Letter to Shareholders..................................

Definitions of Abbreviations and Footnotes..............   1

Performance Charts......................................   3

Management's Discussion and Analysis....................   7

Disclosure of Fund Expenses.............................  12

Disclosure of Portfolio Holdings........................  15

Schedules of Investments................................

   DFA One-Year Fixed Income Portfolio..................  16

   DFA Two-Year Global Fixed Income Portfolio...........  20

   DFA Selectively Hedged Global Fixed Income Portfolio.  24

   DFA Short-Term Government Portfolio..................  28

   DFA Five-Year Global Fixed Income Portfolio..........  30

   DFA Intermediate Government Fixed Income Portfolio...  34

   DFA Short-Term Extended Quality Portfolio............  36

   DFA Intermediate-Term Extended Quality Portfolio.....  44

   DFA Investment Grade Portfolio.......................  50

   DFA Inflation-Protected Securities Portfolio.........  51

   DFA Short-Term Municipal Bond Portfolio..............  52

   DFA California Short-Term Municipal Bond Portfolio...  61

Statements of Assets and Liabilities....................  67

Statements of Operations................................  70

Statements of Changes in Net Assets.....................  73

Financial Highlights....................................  76

Notes to Financial Statements...........................  82

Report of Independent Registered Public Accounting Firm.  98

Fund Management.........................................  99

Voting Proxies on Fund Portfolio Securities............. 108

Notice to Shareholders.................................. 109

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

 SCHEDULES OF INVESTMENTS

 Investment Abbreviations

   AGM                 Assured Guaranty Municipal Corporation
   AMBAC               American Municipal Bond Assurance Corporation
   ASSURED GTY         Assured Guaranty
   CP                  Certificate Participation
   ETM                 Escrowed to Maturity
   FGIC                Federal Guaranty Insurance Corporation
   FHLMC               Federal Home Loan Mortgage Corporation
   FNMA                Federal National Mortgage Association
   FSA                 Financial Security Assurance
   GO                  General Obligation
   GO OF CMNWLTH       General Obligation of Commonwealth
   GO OF UNIV          General Obligation of University
   NATL-RE             Credit rating enhanced by guaranty or insurance from
                       National Public Finance Guarantee Corp.
   NATL-RE-FGIC        National Public Finance Guarantee Corp. Re-insures
                       Financial Guaranty Insurance Co.
   P.L.C.              Public Limited Company
   PSF-GTD             Public School Fund Guarantee
   RB                  Revenue Bond
   SCH BD GTY          School Bond Guaranty
   SCSDE               South Carolina State Department of Education
   SD CRED PROG        School District Credit Program
   ST AID WITHHLDG     State Aid Withholding
   ST GTD              State Guaranteed
   TAN                 Tax Anticipation Note

 Investment Footnotes

   +                   See Note B to Financial Statements.
   #                   Total or Partial Securities on Loan.
   ^                   Denominated in local currency or the Euro, unless
                       otherwise noted.
   @                   Security purchased with cash proceeds from Securities
                       on Loan.
   (r)                 The adjustable rate shown is effective as of
                       October 31, 2011.
   (t)                 Face Amount denominated in Australian Dollars.
   (g)                 Face Amount denominated in British Pounds.
   (c)                 Face Amount denominated in Canadian Dollars.
   (e)                 Face Amount denominated in Euro.
   (z)                 Face Amount denominated in New Zealand Dollars.
   (n)                 Face Amount denominated in Norwegian Krone.
   (s)                 Face Amount denominated in Swedish Krona.
   (u)                 Face Amount denominated in United States Dollars.
   (S)                 Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

FINANCIAL HIGHLIGHTS

 (A)  Computed using average shares outstanding.
 (B)  Annualized
 (C)  Non-Annualized
 (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.
 (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
 N/A  Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

 --   Amounts designated as -- are either zero or rounded to zero.
 RIC  Registered Investment Company
 SEC  Securities and Exchange Commission
 (a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH US 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH 1-YEAR US TREASURY NOTE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                                 DFA ONE                    BOFA
                               YEAR FIXED   BOFA MERRILL  MERRILL
                                 INCOME      LYNCH ONE-  LYNCH SIX-
                               PORTFOLIO-     YEAR US     MONTH US
                              INSTITUTIONAL   TREASURY    TREASURY
                                  CLASS      NOTE INDEX  BILL INDEX
                              ------------- ------------ ----------
            10/01  10/31/2001   10,000.00         10000      10000
                   11/30/2001   10,008.69         10011      10025
                   12/31/2001   10,025.40     10041.033   10039.04
                    1/31/2002   10,044.93    10057.0987   10054.09
                    2/28/2002   10,083.02    10088.2757   10072.19
                    3/31/2002   10,047.83    10066.0815   10084.28
                    4/30/2002   10,108.69     10136.544   10112.51
                    5/31/2002   10,150.02    10164.9263   10132.74
                    6/30/2002   10,201.29    10219.8169   10155.03
                    7/31/2002   10,271.46    10265.8061   10173.31
                    8/31/2002   10,302.15    10277.0985   10188.57
                    9/30/2002   10,332.92    10318.2069   10210.98
                   10/31/2002   10,362.75    10339.8751   10227.32
                   11/30/2002   10,351.79    10341.9431   10245.73
            2003   12/31/2002   10,416.20    10381.2425    10261.1
                    1/31/2003   10,426.32    10389.5475   10273.41
                    2/28/2003   10,456.71    10408.2487   10282.66
                    3/31/2003   10,471.89    10426.9835   10297.05
                    4/30/2003   10,494.24    10438.4532   10305.29
                    5/31/2003   10,517.63    10452.0232   10317.66
                    6/30/2003   10,528.81    10472.9272   10333.14
                    7/31/2003   10,500.26    10467.6908   10339.34
                    8/31/2003   10,509.44    10478.1585   10348.64
                    9/30/2003   10,560.48    10506.4495   10361.06
                   10/31/2003   10,541.07    10503.2976   10370.38
                   11/30/2003   10,542.92    10501.1969   10379.72
            2004   12/31/2003   10,584.13    10533.7506   10394.25
                    1/31/2004   10,594.46    10549.5512   10404.64
                    2/29/2004   10,622.35    10571.7053   10412.97
                    3/31/2004   10,641.99    10581.2198   10422.34
                    4/30/2004   10,602.66    10554.1319   10427.55
                    5/31/2004   10,594.40    10553.0765   10432.76
                    6/30/2004   10,585.08    10549.9106   10436.94
                    7/31/2004   10,618.30    10574.1754   10454.68
                    8/31/2004   10,663.02    10604.8405   10472.45
                    9/30/2004   10,655.74     10601.659   10482.92
                   10/31/2004   10,681.79    10619.6818   10496.55
                   11/30/2004   10,656.76    10603.7523      10506
            2005   12/31/2004   10,678.70    10620.7183   10520.71
                    1/31/2005   10,689.19    10629.1087   10540.59
                    2/28/2005   10,694.43     10629.215   10554.72
                    3/31/2005   10,697.58    10644.4148   10577.94
                    4/30/2005   10,741.88    10681.9895   10607.13
                    5/31/2005   10,775.71    10714.6764   10640.76
                    6/30/2005   10,792.66    10732.9985    10661.4
                    7/31/2005   10,790.54    10732.3546    10680.7
                    8/31/2005   10,838.48    10777.8597   10713.59
                    9/30/2005   10,848.07    10781.4164   10739.63
                   10/31/2005   10,867.34    10794.4619   10770.02
                   11/30/2005   10,895.29    10828.0327   10808.25
            2006   12/31/2005   10,924.44    10870.9117   10846.95
                    1/31/2006   10,956.89     10896.241   10879.38
                    2/28/2006   10,990.47    10923.3726   10911.04
                    3/31/2006   11,032.83     10953.958   10952.61
                    4/30/2006   11,068.81    10989.2298   10992.15
                    5/31/2006   11,114.71    11017.0325   11034.36
                    6/30/2006   11,153.11    11044.7955   11072.21
                    7/31/2006   11,201.56    11108.0821   11125.24
                    8/31/2006   11,250.14    11165.9552   11175.75
                    9/30/2006   11,302.20    11216.9837   11227.38
                   10/31/2006   11,353.34    11262.1881   11270.38
                   11/30/2006   11,394.64    11307.9126   11317.27
            2007   12/31/2006   11,446.31    11340.2532   11368.76
                    1/31/2007   11,502.64    11383.4596   11415.03
                    2/28/2007   11,543.32    11441.5152   11461.49
                    3/31/2007   11,600.03    11486.2515    11512.5
                    4/30/2007   11,647.84    11524.9602   11562.35
                    5/31/2007   11,699.33    11561.6096   11617.96
                    6/30/2007   11,748.70     11617.799    11663.5
                    7/31/2007   11,797.12    11684.2528   11711.32
                    8/31/2007   11,850.38    11770.7163   11795.06
                    9/30/2007   11,889.90    11833.3365    11844.6
                   10/31/2007   11,948.27    11870.1382   11891.38
                   11/30/2007   11,986.99    11988.2461   11972.25
            2008   12/31/2007   12,040.12    12014.7401   12006.49
                    1/31/2008   12,087.48    12169.0093    12107.1
                    2/29/2008   12,119.53    12231.6797   12139.43
                    3/31/2008   12,142.14    12269.9649   12170.87
                    4/30/2008   12,160.04    12246.0385   12185.47
                    5/31/2008   12,185.15    12241.0176   12185.72
                    6/30/2008   12,222.35    12247.6277   12201.19
                    7/31/2008   12,250.00    12287.4325   12239.87
                    8/31/2008   12,277.70    12322.0831   12265.57
                    9/30/2008   12,223.27    12377.4092   12321.75
                   10/31/2008   12,307.89    12448.0842   12372.15
                   11/30/2008   12,395.03    12526.6317   12414.09
            2009   12/31/2008   12,524.26     12585.131   12436.56
                    1/31/2009   12,536.46    12572.2942   12435.19
                    2/28/2009   12,524.22    12552.9329   12436.93
                    3/31/2009   12,570.73     12583.562   12449.49
                    4/30/2009   12,608.73    12608.2258   12465.68
                    5/31/2009   12,656.63    12618.8167   12471.29
                    6/30/2009   12,691.12    12625.1261   12474.28
                    7/31/2009   12,699.72    12640.5288   12484.01
                    8/31/2009   12,740.45    12656.5822    12491.5
                    9/30/2009   12,766.39    12666.4544   12498.49
                   10/31/2009   12,775.05    12679.8808   12502.62
                   11/30/2009   12,809.70    12702.3242   12507.24
            2010   12/31/2009   12,765.09    12685.3031   12508.37
                    1/31/2010   12,802.27    12714.4793   12514.87
                    2/28/2010   12,819.63    12720.0737   12515.75
                    3/31/2010   12,814.67     12716.512   12516.75
                    4/30/2010   12,822.12    12723.6333   12520.63
                    5/31/2010   12,828.33     12731.013   12526.39
                    6/30/2010   12,859.38    12749.9822   12530.15
                    7/31/2010   12,880.51    12764.0072   12535.04
                    8/31/2010   12,900.41    12775.2395    12539.8
                    9/30/2010   12,906.64    12781.2439   12543.19
                   10/31/2010   12,926.56    12790.0629    12548.7
                   11/30/2010   12,907.88    12787.2491   12549.21
            2011   12/31/2010   12,912.91    12790.4459   12553.85
                    1/31/2011   12,925.42     12802.341   12556.86
                    2/28/2011   12,929.18    12806.0537      12559
                    3/31/2011   12,936.69    12810.1517   12562.39
                    4/30/2011   12,966.76    12823.0899   12568.29
                    5/31/2011   12,985.56    12831.4249   12570.43
                    6/30/2011   12,979.28    12835.2743   12573.57
                    7/31/2011   12,996.84    12831.5521   12573.19
                    8/31/2011   13,001.86     12854.264   12582.12
                    9/30/2011   12,994.33    12851.6931    12582.5
            10/11  10/31/2011   13,000.61    12856.3197   12584.13

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       0.57% 2.75% 2.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2011 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED
IN USD TERMS
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                                       DFA TWO-
                                      YEAR GLOBAL  CITIGROUP
                                         FIXED       WORLD
                                        INCOME     GOVERNMENT
                                      PORTFOLIO-   BOND INDEX
                                     INSTITUTIONAL 1-3 YEARS
                                         CLASS      (HEDGED)
                                     ------------- ----------
                   10/01  10/31/2001   10,000.00   10,000.00
                          11/30/2001    9,989.96    9,989.39
                          12/31/2001   10,000.00    9,988.85
                           1/31/2002   10,030.12    9,991.80
                           2/28/2002   10,070.28   10,021.76
                           3/31/2002   10,012.05    9,986.28
                           4/30/2002   10,103.16   10,053.84
                           5/31/2002   10,153.78   10,069.46
                           6/30/2002   10,223.82   10,135.11
                           7/31/2002   10,335.62   10,213.27
                           8/31/2002   10,376.27   10,249.68
                           9/30/2002   10,423.36   10,317.32
                          10/31/2002   10,464.36   10,332.81
                          11/30/2002   10,443.86   10,330.44
                   2003   12/31/2002   10,530.02   10,403.56
                           1/31/2003   10,540.49   10,420.33
                           2/28/2003   10,582.35   10,462.56
                           3/31/2003   10,600.07   10,468.41
                           4/30/2003   10,631.59   10,481.94
                           5/31/2003   10,673.61   10,532.26
                           6/30/2003   10,686.11   10,547.08
                           7/31/2003   10,622.75   10,515.49
                           8/31/2003   10,622.75   10,509.77
                           9/30/2003   10,722.19   10,574.94
                          10/31/2003   10,679.81   10,546.10
                          11/30/2003   10,679.81   10,548.16
                   2004   12/31/2003   10,729.76   10,598.75
                           1/31/2004   10,751.26   10,623.14
                           2/29/2004   10,805.02   10,667.43
                           3/31/2004   10,831.90   10,690.93
                           4/30/2004   10,734.80   10,648.30
                           5/31/2004   10,713.22   10,647.99
                           6/30/2004   10,701.40   10,650.43
                           7/31/2004   10,744.72   10,677.20
                           8/31/2004   10,809.71   10,730.15
                           9/30/2004   10,804.30   10,738.18
                          10/31/2004   10,826.06   10,773.65
                          11/30/2004   10,793.42   10,786.10
                   2005   12/31/2004   10,809.34   10,803.82
                           1/31/2005   10,809.34   10,829.82
                           2/28/2005   10,798.42   10,832.80
                           3/31/2005   10,791.60   10,857.29
                           4/30/2005   10,846.44   10,915.65
                           5/31/2005   10,890.31   10,959.91
                           6/30/2005   10,906.83   11,000.72
                           7/31/2005   10,895.79   10,996.76
                           8/31/2005   10,950.99   11,041.95
                           9/30/2005   10,939.79   11,043.34
                          10/31/2005   10,950.91   11,048.97
                          11/30/2005   10,984.26   11,080.19
                   2006   12/31/2005   11,014.42   11,119.09
                           1/31/2006   11,048.21   11,149.23
                           2/28/2006   11,082.00   11,169.66
                           3/31/2006   11,096.65   11,180.56
                           4/30/2006   11,130.48   11,220.51
                           5/31/2006   11,186.87   11,256.84
                           6/30/2006   11,220.70   11,287.14
                           7/31/2006   11,277.09   11,359.28
                           8/31/2006   11,333.47   11,435.57
                           9/30/2006   11,378.58   11,484.60
                          10/31/2006   11,412.41   11,526.57
                          11/30/2006   11,468.80   11,579.18
                   2007   12/31/2006   11,506.17   11,602.07
                           1/31/2007   11,551.61   11,645.83
                           2/28/2007   11,608.40   11,710.23
                           3/31/2007   11,653.83   11,751.43
                           4/30/2007   11,699.27   11,790.81
                           5/31/2007   11,744.70   11,799.61
                           6/30/2007   11,790.14   11,842.93
                           7/31/2007   11,835.57   11,926.73
                           8/31/2007   11,892.36   12,032.76
                           9/30/2007   11,945.09   12,100.51
                          10/31/2007   12,014.67   12,152.48
                          11/30/2007   12,049.46   12,266.58
                   2008   12/31/2007   12,112.68   12,302.88
                           1/31/2008   12,159.86   12,451.02
                           2/29/2008   12,183.44   12,517.93
                           3/31/2008   12,195.24   12,518.40
                           4/30/2008   12,230.62   12,472.26
                           5/31/2008   12,254.21   12,432.03
                           6/30/2008   12,287.30   12,437.56
                           7/31/2008   12,322.74   12,505.54
                           8/31/2008   12,358.18   12,562.55
                           9/30/2008   12,318.26   12,645.90
                          10/31/2008   12,402.05   12,803.17
                          11/30/2008   12,485.85   12,890.54
                   2009   12/31/2008   12,606.77   12,985.81
                           1/31/2009   12,606.77   13,012.78
                           2/28/2009   12,606.77   13,033.31
                           3/31/2009   12,643.89   13,086.38
                           4/30/2009   12,693.38   13,095.96
                           5/31/2009   12,742.86   13,121.77
                           6/30/2009   12,766.80   13,133.43
                           7/31/2009   12,779.28   13,165.21
                           8/31/2009   12,816.72   13,197.88
                           9/30/2009   12,849.26   13,228.54
                          10/31/2009   12,861.78   13,241.44
                          11/30/2009   12,911.87   13,283.00
                   2010   12/31/2009   12,868.79   13,253.15
                           1/31/2010   12,919.56   13,288.01
                           2/28/2010   12,944.94   13,328.91
                           3/31/2010   12,946.21   13,328.03
                           4/30/2010   12,958.90   13,325.33
                           5/31/2010   12,971.59   13,378.74
                           6/30/2010   13,009.67   13,392.91
                           7/31/2010   13,047.75   13,422.24
                           8/31/2010   13,073.13   13,452.24
                           9/30/2010   13,084.75   13,444.70
                          10/31/2010   13,097.54   13,458.50
                          11/30/2010   13,084.75   13,425.38
                   2011   12/31/2010   13,093.92   13,431.61
                           1/31/2011   13,106.82   13,432.15
                           2/28/2011   13,106.82   13,428.18
                           3/31/2011   13,119.72   13,421.33
                           4/30/2011   13,145.53   13,443.78
                           5/31/2011   13,171.33   13,481.11
                           6/30/2011   13,171.33   13,486.48
                           7/31/2011   13,184.23   13,500.99
                           8/31/2011   13,210.03   13,579.07
                           9/30/2011   13,206.16   13,577.48
                   10/11  10/31/2011   13,206.16   13,565.41

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       0.83% 2.96% 2.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2011 by Citigroup.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, IN USD TERMS (UNHEDGED) JANUARY 9, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                                          DFA
                                      SELECTIVELY CITIGROUP
                                        HEDGED      WORLD
                                        GLOBAL    GOVERNMENT
                                         FIXED    BOND INDEX
                                        INCOME    1-3 YEARS
                                       PORTFOLIO  (UNHEDGED)
                                      ----------- ----------
                    2008     1/9/2008  10,000.00  10,000.00
                            1/31/2008  10,050.00  10,199.01
                            2/29/2008  10,140.00  10,432.92
                            3/31/2008  10,176.08  10,753.66
                            4/30/2008  10,216.18  10,484.63
                            5/31/2008  10,236.23  10,415.28
                            6/30/2008  10,266.31  10,466.23
                            7/31/2008  10,226.21  10,426.53
                            8/31/2008   9,845.23  10,188.49
                            9/30/2008   9,584.56  10,125.74
                           10/31/2008   8,932.89  10,032.27
                           11/30/2008   8,842.66  10,177.46
                    2009   12/31/2008   9,113.35  10,731.75
                            1/31/2009   8,802.56  10,480.76
                            2/28/2009   8,742.40  10,160.37
                            3/31/2009   9,103.33  10,334.34
                            4/30/2009   9,183.53  10,378.73
                            5/31/2009   9,604.61  10,791.46
                            6/30/2009   9,614.64  10,734.71
                            7/31/2009   9,744.97  10,869.45
                            8/31/2009   9,825.18  11,016.28
                            9/30/2009   9,975.56  11,224.92
                           10/31/2009  10,025.69  11,251.30
                           11/30/2009  10,105.90  11,524.89
                    2010   12/31/2009  10,043.73  11,075.86
                            1/31/2010  10,023.66  11,065.29
                            2/28/2010  10,053.76  11,083.68
                            3/31/2010  10,093.90  10,915.45
                            4/30/2010  10,144.07  10,842.79
                            5/31/2010   9,953.43  10,675.37
                            6/30/2010   9,983.53  10,775.57
                            7/31/2010  10,204.27  11,084.08
                            8/31/2010  10,134.03  11,115.61
                            9/30/2010  10,354.77  11,381.32
                           10/31/2010  10,435.04  11,578.31
                           11/30/2010  10,264.47  11,201.77
                    2011   12/31/2010  10,521.60  11,426.08
                            1/31/2011  10,531.77  11,469.56
                            2/28/2011  10,603.00  11,508.08
                            3/31/2011  10,684.41  11,554.83
                            4/30/2011  10,959.15  11,837.73
                            5/31/2011  10,908.27  11,746.90
                            6/30/2011  10,918.45  11,793.77
                            7/31/2011  11,040.56  11,948.63
                            8/31/2011  10,989.68  12,037.77
                            9/30/2011  10,521.60  11,699.67
                    10/11  10/31/2011  10,837.04  11,827.06

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  1/9/2008
                         --------------  ----  --------
                                         3.85%   2.13%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2011 by Citigroup.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA SHORT-TERM GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR US TREASURY & AGENCY INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                                                    BOFA
                                                   MERRILL
                                                    LYNCH
                                                   AAA US
                                       DFA SHORT- TREASURY/
                                          TERM     AGENCY
                                       GOVERNMENT INDEX 1-5
                                       PORTFOLIO    YEARS
                                       ---------- ---------
                     10/01  10/31/2001 10,000.00  10,000.00
                            11/30/2001  9,850.75   9,937.00
                            12/31/2001  9,813.47   9,920.11
                             1/31/2002  9,842.17   9,953.84
                             2/28/2002  9,947.38  10,019.53
                             3/31/2002  9,775.21   9,916.33
                             4/30/2002  9,995.20  10,059.12
                             5/31/2002 10,090.85  10,121.49
                             6/30/2002 10,256.77  10,222.71
                             7/31/2002 10,480.37  10,378.09
                             8/31/2002 10,635.93  10,451.78
                             9/30/2002 10,820.65  10,569.88
                            10/31/2002 10,840.09  10,591.02
                            11/30/2002 10,742.87  10,535.95
                     2003   12/31/2002 10,970.38  10,671.86
                             1/31/2003 10,950.51  10,662.26
                             2/28/2003 11,139.31  10,735.83
                             3/31/2003 11,129.37  10,750.86
                             4/30/2003 11,198.93  10,775.58
                             5/31/2003 11,457.29  10,866.10
                             6/30/2003 11,436.08  10,871.53
                             7/31/2003 11,033.76  10,735.64
                             8/31/2003 11,003.58  10,744.23
                             9/30/2003 11,355.62  10,896.79
                            10/31/2003 11,184.63  10,829.23
                            11/30/2003 11,174.57  10,824.90
                     2004   12/31/2003 11,265.10  10,900.68
                             1/31/2004 11,339.28  10,934.47
                             2/29/2004 11,477.05  11,009.92
                             3/31/2004 11,604.21  11,064.97
                             4/30/2004 11,254.50  10,896.56
                             5/31/2004 11,169.72  10,871.49
                             6/30/2004 11,230.32  10,882.37
                             7/31/2004 11,305.47  10,940.04
                             8/31/2004 11,520.20  11,057.10
                             9/30/2004 11,544.98  11,052.68
                            10/31/2004 11,631.54  11,100.20
                            11/30/2004 11,512.52  11,023.61
                     2005   12/31/2004 11,574.19  11,061.09
                             1/31/2005 11,563.25  11,055.67
                             2/28/2005 11,486.67  11,011.67
                             3/31/2005 11,438.35  10,998.68
                             4/30/2005 11,559.21  11,086.67
                             5/31/2005 11,680.08  11,148.20
                             6/30/2005 11,713.23  11,175.73
                             7/31/2005 11,591.33  11,113.15
                             8/31/2005 11,713.23  11,208.06
                             9/30/2005 11,629.49  11,153.47
                            10/31/2005 11,595.97  11,133.84
                            11/30/2005 11,629.49  11,173.70
                     2006   12/31/2005 11,663.00  11,221.19
                             1/31/2006 11,696.94  11,236.79
                             2/28/2006 11,719.56  11,241.17
                             3/31/2006 11,749.12  11,243.31
                             4/30/2006 11,794.66  11,271.53
                             5/31/2006 11,828.82  11,283.14
                             6/30/2006 11,874.60  11,301.75
                             7/31/2006 11,920.62  11,399.85
                             8/31/2006 11,978.16  11,496.30
                             9/30/2006 12,031.47  11,565.73
                            10/31/2006 12,089.65  11,616.97
                            11/30/2006 12,136.20  11,688.76
                     2007   12/31/2006 12,188.93  11,674.74
                             1/31/2007 12,236.22  11,692.37
                             2/28/2007 12,283.51  11,806.37
                             3/31/2007 12,339.34  11,849.10
                             4/30/2007 12,386.98  11,896.62
                             5/31/2007 12,446.53  11,863.67
                             6/30/2007 12,491.04  11,903.53
                             7/31/2007 12,551.33  12,026.85
                             8/31/2007 12,599.56  12,162.63
                             9/30/2007 12,643.25  12,254.46
                            10/31/2007 12,692.07  12,309.24
                            11/30/2007 12,740.89  12,552.71
                     2008   12/31/2007 12,792.50  12,595.27
                             1/31/2008 12,829.65  12,851.71
                             2/29/2008 12,965.88  12,987.94
                             3/31/2008 13,019.06  13,031.06
                             4/30/2008 12,745.24  12,899.70
                             5/31/2008 12,620.78  12,821.14
                             6/30/2008 12,687.52  12,866.53
                             7/31/2008 12,775.20  12,926.87
                             8/31/2008 12,900.44  12,999.14
                             9/30/2008 13,004.40  13,085.71
                            10/31/2008 13,155.61  13,207.67
                            11/30/2008 13,546.25  13,481.33
                     2009   12/31/2008 13,861.52  13,649.58
                             1/31/2009 13,721.64  13,570.82
                             2/28/2009 13,721.64  13,559.42
                             3/31/2009 13,863.48  13,671.15
                             4/30/2009 13,850.71  13,639.16
                             5/31/2009 13,850.71  13,642.84
                             6/30/2009 13,859.32  13,611.33
                             7/31/2009 13,897.85  13,648.49
                             8/31/2009 13,987.76  13,724.92
                             9/30/2009 14,072.93  13,774.88
                            10/31/2009 14,111.70  13,809.86
                            11/30/2009 14,266.77  13,936.09
                     2010   12/31/2009 14,063.96  13,774.43
                             1/31/2010 14,195.28  13,907.63
                             2/28/2010 14,260.94  13,952.41
                             3/31/2010 14,206.91  13,896.60
                             4/30/2010 14,285.98  13,956.77
                             5/31/2010 14,391.41  14,054.19
                             6/30/2010 14,543.60  14,161.85
                             7/31/2010 14,662.92  14,239.59
                             8/31/2010 14,715.95  14,298.69
                             9/30/2010 14,756.08  14,335.44
                            10/31/2010 14,862.72  14,388.62
                            11/30/2010 14,769.41  14,334.66
                     2011   12/31/2010 14,690.00  14,251.24
                             1/31/2011 14,703.62  14,293.13
                             2/28/2011 14,676.39  14,263.69
                             3/31/2011 14,695.53  14,257.56
                             4/30/2011 14,818.45  14,357.79
                             5/31/2011 14,941.37  14,455.13
                             6/30/2011 14,923.44  14,459.90
                             7/31/2011 15,019.45  14,560.69
                             8/31/2011 15,129.18  14,667.13
                             9/30/2011 15,112.58  14,647.47
                     10/11  10/31/2011 15,126.35  14,662.56

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       1.77% 4.58% 4.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2011 Merrill Lynch, Pirce, Fenner & Smith Incorporated; all rights reserved.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-5 YEARS, CURRENCY-HEDGED IN USD TERMS OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                                       DFA FIVE-
                                      YEAR GLOBAL  CITIGROUP
                                         FIXED       WORLD
                                        INCOME     GOVERNMENT
                                      PORTFOLIO-   BOND INDEX
                                     INSTITUTIONAL 1-5 YEARS
                                         CLASS      (HEDGED)
                                     ------------- ----------
                   10/01  10/31/2001   10,000.00   10,000.00
                          11/30/2001    9,924.39    9,970.17
                          12/31/2001    9,890.54    9,954.73
                           1/31/2002    9,919.46    9,954.50
                           2/28/2002   10,006.22    9,990.00
                           3/31/2002    9,847.06    9,946.80
                           4/30/2002   10,021.51   10,025.64
                           5/31/2002   10,108.74   10,045.22
                           6/30/2002   10,234.74   10,126.58
                           7/31/2002   10,438.27   10,217.94
                           8/31/2002   10,573.96   10,276.84
                           9/30/2002   10,781.58   10,365.34
                          10/31/2002   10,771.81   10,374.93
                          11/30/2002   10,674.15   10,365.42
                   2003   12/31/2002   10,917.77   10,462.52
                           1/31/2003   10,877.74   10,486.70
                           2/28/2003   11,037.85   10,545.20
                           3/31/2003   11,044.66   10,544.81
                           4/30/2003   11,084.79   10,559.40
                           5/31/2003   11,335.58   10,643.57
                           6/30/2003   11,323.07   10,644.22
                           7/31/2003   11,010.78   10,580.93
                           8/31/2003   10,990.63   10,555.47
                           9/30/2003   11,292.55   10,649.69
                          10/31/2003   11,149.61   10,598.17
                          11/30/2003   11,149.61   10,600.81
                   2004   12/31/2003   11,242.52   10,665.04
                           1/31/2004   11,328.34   10,702.56
                           2/29/2004   11,446.34   10,767.33
                           3/31/2004   11,571.81   10,798.03
                           4/30/2004   11,216.25   10,729.41
                           5/31/2004   11,162.38   10,723.56
                           6/30/2004   11,194.29   10,724.05
                           7/31/2004   11,281.15   10,757.80
                           8/31/2004   11,498.30   10,841.61
                           9/30/2004   11,521.44   10,858.45
                          10/31/2004   11,598.03   10,905.17
                          11/30/2004   11,488.62   10,923.08
                   2005   12/31/2004   11,567.39   10,948.56
                           1/31/2005   11,589.34   10,984.59
                           2/28/2005   11,534.47   10,973.79
                           3/31/2005   11,480.26   11,006.41
                           4/30/2005   11,634.65   11,087.26
                           5/31/2005   11,733.91   11,143.23
                           6/30/2005   11,816.88   11,197.50
                           7/31/2005   11,739.07   11,176.22
                           8/31/2005   11,850.23   11,233.09
                           9/30/2005   11,758.50   11,216.79
                          10/31/2005   11,713.71   11,206.10
                          11/30/2005   11,736.11   11,242.62
                   2006   12/31/2005   11,766.67   11,285.82
                           1/31/2006   11,778.19   11,304.55
                           2/28/2006   11,801.24   11,315.86
                           3/31/2006   11,766.67   11,306.38
                           4/30/2006   11,789.72   11,336.09
                           5/31/2006   11,847.34   11,378.83
                           6/30/2006   11,870.39   11,403.97
                           7/31/2006   11,951.06   11,487.02
                           8/31/2006   12,054.78   11,587.95
                           9/30/2006   12,100.88   11,640.01
                          10/31/2006   12,146.98   11,680.52
                          11/30/2006   12,193.08   11,739.26
                   2007   12/31/2006   12,224.37   11,747.29
                           1/31/2007   12,282.42   11,788.99
                           2/28/2007   12,340.47   11,865.73
                           3/31/2007   12,386.90   11,903.75
                           4/30/2007   12,421.73   11,941.37
                           5/31/2007   12,456.56   11,927.75
                           6/30/2007   12,487.92   11,958.58
                           7/31/2007   12,557.62   12,062.07
                           8/31/2007   12,650.56   12,189.29
                           9/30/2007   12,696.06   12,256.06
                          10/31/2007   12,766.92   12,318.42
                          11/30/2007   12,802.35   12,452.20
                   2008   12/31/2007   12,862.78   12,487.82
                           1/31/2008   12,934.84   12,674.64
                           2/29/2008   12,982.88   12,757.79
                           3/31/2008   12,994.89   12,754.60
                           4/30/2008   12,898.81   12,670.95
                           5/31/2008   12,862.78   12,598.48
                           6/30/2008   12,898.81   12,599.22
                           7/31/2008   12,970.87   12,691.95
                           8/31/2008   13,042.93   12,770.54
                           9/30/2008   12,908.22   12,852.96
                          10/31/2008   12,981.15   13,039.69
                          11/30/2008   13,175.62   13,179.92
                   2009   12/31/2008   13,380.46   13,311.18
                           1/31/2009   13,356.05   13,316.87
                           2/28/2009   13,343.84   13,344.04
                           3/31/2009   13,392.67   13,413.27
                           4/30/2009   13,478.13   13,415.68
                           5/31/2009   13,502.55   13,421.20
                           6/30/2009   13,584.55   13,443.08
                           7/31/2009   13,695.49   13,492.02
                           8/31/2009   13,818.77   13,538.92
                           9/30/2009   13,911.63   13,581.42
                          10/31/2009   13,986.09   13,594.90
                          11/30/2009   14,159.83   13,667.06
                   2010   12/31/2009   13,941.69   13,616.21
                           1/31/2010   14,118.65   13,668.92
                           2/28/2010   14,207.13   13,725.22
                           3/31/2010   14,197.02   13,719.98
                           4/30/2010   14,298.52   13,726.53
                           5/31/2010   14,387.33   13,815.52
                           6/30/2010   14,481.71   13,850.51
                           7/31/2010   14,698.81   13,900.98
                           8/31/2010   14,877.60   13,967.20
                           9/30/2010   14,933.24   13,956.77
                          10/31/2010   15,036.05   13,970.26
                          11/30/2010   14,881.83   13,902.28
                   2011   12/31/2010   14,680.71   13,887.07
                           1/31/2011   14,721.19   13,876.88
                           2/28/2011   14,707.70   13,864.12
                           3/31/2011   14,721.19   13,855.45
                           4/30/2011   14,910.10   13,896.30
                           5/31/2011   15,085.51   13,964.34
                           6/30/2011   15,085.51   13,971.22
                           7/31/2011   15,328.39   14,021.16
                           8/31/2011   15,436.33   14,142.62
                           9/30/2011   15,407.08   14,147.66
                   10/11  10/31/2011   15,448.02   14,127.64

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       2.74% 4.93% 4.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2011 by Citigroup.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
BARCLAYS CAPITAL U.S. GOVERNMENT BOND INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                                          DFA
                                     INTERMEDIATE
                                      GOVERNMENT
                                         FIXED
                                        INCOME      BARCLAYS
                                      PORTFOLIO-   CAPITAL US
                                     INSTITUTIONAL GOVERNMENT
                                         CLASS     BOND INDEX
                                     ------------- ----------
                   10/01  10/31/2001   10,000.00   10,000.00
                          11/30/2001    9,738.13    9,776.00
                          12/31/2001    9,617.57    9,690.95
                           1/31/2002    9,667.62    9,753.94
                           2/28/2002    9,792.74    9,843.68
                           3/31/2002    9,536.51    9,630.07
                           4/30/2002    9,789.02    9,859.26
                           5/31/2002    9,915.27    9,918.42
                           6/30/2002   10,109.35   10,057.28
                           7/31/2002   10,382.34   10,278.54
                           8/31/2002   10,629.75   10,482.05
                           9/30/2002   10,966.41   10,727.33
                          10/31/2002   10,845.43   10,641.51
                          11/30/2002   10,707.16   10,550.00
                   2003   12/31/2002   11,061.50   10,805.31
                           1/31/2003   10,981.02   10,778.29
                           2/28/2003   11,249.29   10,951.82
                           3/31/2003   11,211.57   10,920.06
                           4/30/2003   11,292.68   10,970.30
                           5/31/2003   11,680.22   11,255.52
                           6/30/2003   11,601.70   11,197.00
                           7/31/2003   10,953.10   10,734.56
                           8/31/2003   10,980.50   10,794.67
                           9/30/2003   11,403.55   11,108.80
                          10/31/2003   11,209.33   10,951.05
                          11/30/2003   11,227.83   10,964.19
                   2004   12/31/2003   11,333.99   11,061.78
                           1/31/2004   11,439.83   11,153.59
                           2/29/2004   11,603.39   11,287.17
                           3/31/2004   11,761.88   11,386.55
                           4/30/2004   11,296.83   11,043.91
                           5/31/2004   11,219.32   11,003.07
                           6/30/2004   11,299.48   11,047.69
                           7/31/2004   11,417.18   11,150.60
                           8/31/2004   11,711.44   11,368.03
                           9/30/2004   11,750.15   11,390.77
                          10/31/2004   11,859.32   11,481.46
                          11/30/2004   11,700.53   11,345.02
                   2005   12/31/2004   11,818.63   11,446.50
                           1/31/2005   11,869.18   11,518.29
                           2/28/2005   11,757.97   11,436.51
                           3/31/2005   11,695.88   11,398.77
                           4/30/2005   11,899.47   11,581.70
                           5/31/2005   12,062.33   11,715.84
                           6/30/2005   12,133.81   11,781.85
                           7/31/2005   11,938.27   11,639.68
                           8/31/2005   12,154.40   11,811.34
                           9/30/2005   11,970.70   11,671.59
                          10/31/2005   11,856.20   11,589.52
                          11/30/2005   11,918.66   11,641.93
                   2006   12/31/2005   12,011.93   11,749.92
                           1/31/2006   12,001.31   11,729.83
                           2/28/2006   11,990.69   11,748.46
                           3/31/2006   11,896.09   11,642.67
                           4/30/2006   11,853.30   11,610.22
                           5/31/2006   11,864.00   11,612.55
                           6/30/2006   11,864.25   11,644.98
                           7/31/2006   12,026.47   11,784.00
                           8/31/2006   12,221.15   11,950.42
                           9/30/2006   12,332.64   12,056.81
                          10/31/2006   12,409.18   12,119.80
                          11/30/2006   12,551.31   12,242.81
                   2007   12/31/2006   12,443.16   12,158.29
                           1/31/2007   12,420.96   12,143.35
                           2/28/2007   12,642.96   12,330.24
                           3/31/2007   12,646.05   12,333.45
                           4/30/2007   12,713.14   12,394.89
                           5/31/2007   12,567.78   12,297.40
                           6/30/2007   12,553.28   12,292.44
                           7/31/2007   12,722.92   12,467.61
                           8/31/2007   12,960.41   12,655.88
                           9/30/2007   13,060.17   12,736.07
                          10/31/2007   13,151.66   12,829.27
                          11/30/2007   13,563.37   13,181.80
                   2008   12/31/2007   13,629.42   13,211.11
                           1/31/2008   14,000.92   13,527.44
                           2/29/2008   14,117.01   13,655.43
                           3/31/2008   14,217.35   13,745.93
                           4/30/2008   14,006.90   13,552.94
                           5/31/2008   13,796.44   13,404.70
                           6/30/2008   13,855.56   13,482.87
                           7/31/2008   13,938.31   13,541.82
                           8/31/2008   14,080.18   13,680.03
                           9/30/2008   14,077.61   13,741.83
                          10/31/2008   13,934.21   13,703.97
                          11/30/2008   14,722.93   14,353.71
                   2009   12/31/2008   15,385.53   14,847.96
                           1/31/2009   15,019.79   14,478.56
                           2/28/2009   14,934.45   14,439.25
                           3/31/2009   15,169.83   14,701.59
                           4/30/2009   15,022.55   14,506.03
                           5/31/2009   14,985.73   14,396.04
                           6/30/2009   15,011.14   14,376.79
                           7/31/2009   15,110.39   14,445.54
                           8/31/2009   15,234.44   14,559.31
                           9/30/2009   15,376.01   14,668.17
                          10/31/2009   15,413.61   14,670.44
                          11/30/2009   15,651.70   14,858.06
                   2010   12/31/2009   15,274.71   14,521.25
                           1/31/2010   15,542.46   14,732.27
                           2/28/2010   15,631.71   14,792.85
                           3/31/2010   15,534.42   14,682.11
                           4/30/2010   15,701.18   14,821.56
                           5/31/2010   15,932.08   15,048.55
                           6/30/2010   16,228.86   15,305.24
                           7/31/2010   16,397.24   15,409.07
                           8/31/2010   16,682.18   15,682.59
                           9/30/2010   16,726.43   15,690.21
                          10/31/2010   16,791.82   15,680.43
                          11/30/2010   16,647.97   15,575.06
                   2011   12/31/2010   16,331.48   15,323.02
                           1/31/2011   16,331.48   15,323.69
                           2/28/2011   16,331.48   15,314.75
                           3/31/2011   16,334.53   15,310.20
                           4/30/2011   16,535.04   15,476.91
                           5/31/2011   16,802.38   15,697.40
                           6/30/2011   16,730.28   15,650.48
                           7/31/2011   17,053.83   15,911.20
                           8/31/2011   17,471.75   16,315.53
                           9/30/2011   17,629.48   16,565.33
                   10/11  10/31/2011   17,534.33   16,447.71

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       4.42% 7.16% 5.78%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays Capital data provided by Barclays Bank PLC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR US CORPORATE & GOVERNMENT INDEX
MARCH 4, 2009-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                                                    BOFA
                                                  MERRILL
                                          DFA     LYNCH US
                                        SHORT-   CORPORATE
                                         TERM       AND
                                       EXTENDED  GOVERNMENT
                                        QUALITY  INDEX 1-5
                                       PORTFOLIO   YEARS
                                       --------- ----------
                     03/09    3/4/2009 10,000.00 10,000.00
                             3/31/2009 10,030.00 10,076.93
                             4/30/2009 10,135.16 10,138.40
                             5/31/2009 10,250.51 10,222.76
                             6/30/2009 10,348.30 10,250.77
                             7/31/2009 10,501.46 10,329.18
                             8/31/2009 10,601.74 10,414.09
                             9/30/2009 10,680.86 10,475.95
                            10/31/2009 10,748.98 10,524.14
                            11/30/2009 10,879.54 10,627.80
                     2010   12/31/2009 10,773.84 10,521.52
                             1/31/2010 10,917.63 10,640.52
                             2/28/2010 10,963.94 10,678.62
                             3/31/2010 10,957.77 10,654.59
                             4/30/2010 11,040.58 10,711.80
                             5/31/2010 11,046.81 10,754.01
                             6/30/2010 11,135.15 10,836.71
                             7/31/2010 11,258.13 10,921.56
                             8/31/2010 11,346.86 10,980.43
                             9/30/2010 11,404.49 11,021.93
                            10/31/2010 11,472.59 11,071.97
                            11/30/2010 11,403.22 11,023.92
                     2011   12/31/2010 11,328.53 10,960.31
                             1/31/2011 11,381.46 11,001.85
                             2/28/2011 11,380.58 10,992.28
                             3/31/2011 11,382.72 10,994.26
                             4/30/2011 11,499.85 11,082.76
                             5/31/2011 11,574.50 11,159.34
                             6/30/2011 11,563.76 11,157.11
                             7/31/2011 11,670.73 11,241.01
                             8/31/2011 11,691.03 11,289.69
                             9/30/2011 11,648.05 11,249.72
                     10/11  10/31/2011 11,692.28 11,287.07

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  3/4/2009
                         --------------  ----  --------
                                         1.91%   6.05%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2011 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO VS.
BARCLAYS CAPITAL U.S. CREDIT BOND INDEX
JULY 20, 2010-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                                          DFA
                                     INTERMEDIATE-
                                         TERM       BARCLAYS
                                       EXTENDED    CAPITAL US
                                        QUALITY      CREDIT
                                       PORTFOLIO     INDEX
                                     ------------- ----------
                   07/10   7/20/2010   10,000.00   10,000.00
                           7/31/2010   10,020.00   10,092.90
                           8/31/2010   10,230.00   10,295.82
                           9/30/2010   10,282.15   10,362.41
                          10/31/2010   10,314.97   10,375.84
                          11/30/2010   10,195.30   10,273.21
                          12/31/2010    9,963.14   10,169.46
                           1/31/2011    9,983.35   10,190.55
                           2/28/2011   10,018.26   10,264.14
                           3/31/2011   10,015.39   10,260.35
                           4/30/2011   10,183.53   10,434.18
                           5/31/2011   10,363.02   10,593.57
                           6/30/2011   10,277.93   10,516.43
                           7/31/2011   10,583.47   10,769.46
                           8/31/2011   10,745.34   10,808.15
                           9/30/2011   10,772.86   10,834.90
                   10/11  10/31/2011   10,824.97   10,993.01

                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  7/20/2010
                        --------------  ----  ---------
                                        4.94%   6.38%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays Capital data provided by Barclays Bank PLC.

DFA INVESTMENT GRADE PORTFOLIO VS.
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX
MARCH 7, 2011-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                                         DFA      BARCLAYS
                                      INVESTMENT CAPITAL US
                                        GRADE    AGGREGATE
                                      PORTFOLIO  BOND INDEX
                                      ---------- ----------
                    03/11    3/7/2011 10,000.00  10,000.00
                            3/31/2011 10,040.00  10,025.51
                            4/30/2011 10,180.00  10,152.79
                            5/31/2011 10,330.00  10,285.30
                            6/30/2011 10,273.38  10,255.17
                            7/31/2011 10,504.81  10,417.91
                            8/31/2011 10,685.92  10,570.12
                            9/30/2011 10,724.84  10,647.00
                    10/11  10/31/2011 10,734.97  10,658.46

                                             FROM
                             TOTAL RETURN  3/7/2011
                             ------------  --------
                                             7.35%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays Capital data provided by Barclays Bank PLC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO VS.
BARCLAYS CAPITAL U.S. TREASURY INFLATION PROTECTED SECURITIES (TIPS) INDEX (SERIES-L)
SEPTEMBER 18, 2006-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]


                                    DFA INFLATION-
                                 PROTECTED SECURITIES  BARCLAYS
                                      PORTFOLIO-      CAPITAL US
                                 INSTITUTIONAL CLASS  TIPS INDEX
                                 -------------------- ----------
               09/06   9/18/2006      10,000.00       10,000.00
                       9/30/2006      10,090.00       10,115.18
                      10/31/2006      10,070.00       10,097.91
                      11/30/2006      10,190.00       10,222.77
                      12/31/2006       9,946.85        9,984.32
                       1/31/2007       9,966.88        9,997.38
                       2/28/2007      10,177.24       10,210.78
                       3/31/2007      10,202.28       10,234.86
                       4/30/2007      10,272.44       10,307.55
                       5/31/2007      10,132.13       10,172.88
                       6/30/2007      10,100.87       10,157.35
                       7/31/2007      10,356.46       10,388.52
                       8/31/2007      10,438.25       10,478.49
                       9/30/2007      10,567.39       10,618.32
                      10/31/2007      10,712.15       10,737.47
                      11/30/2007      11,167.11       11,163.49
               2008   12/31/2007      11,124.81       11,145.93
                       1/31/2008      11,604.87       11,587.37
                       2/29/2008      11,803.15       11,729.81
                       3/31/2008      11,827.25       11,722.88
                       4/30/2008      11,543.65       11,475.74
                       5/31/2008      11,533.14       11,513.23
                       6/30/2008      11,761.23       11,689.86
                       7/31/2008      11,686.32       11,630.39
                       8/31/2008      11,771.93       11,725.40
                       9/30/2008      11,290.78       11,276.48
                      10/31/2008      10,285.21       10,296.40
                      11/30/2008      10,318.00       10,369.15
               2009   12/31/2008      10,967.11       10,883.80
                       1/31/2009      11,099.77       11,067.31
                       2/28/2009      10,834.44       10,849.99
                       3/31/2009      11,530.94       11,484.14
                       4/30/2009      11,354.05       11,269.81
                       5/31/2009      11,519.89       11,506.98
                       6/30/2009      11,530.94       11,559.56
                       7/31/2009      11,564.11       11,568.09
                       8/31/2009      11,674.66       11,669.63
                       9/30/2009      11,917.88       11,915.53
                      10/31/2009      12,105.83       12,061.73
                      11/30/2009      12,437.50       12,397.17
               2010   12/31/2009      12,175.10       12,125.53
                       1/31/2010      12,365.34       12,320.65
                       2/28/2010      12,253.43       12,178.10
                       3/31/2010      12,236.63       12,194.00
                       4/30/2010      12,561.60       12,482.91
                       5/31/2010      12,550.39       12,482.10
                       6/30/2010      12,754.43       12,660.15
                       7/31/2010      12,765.74       12,678.50
                       8/31/2010      12,991.88       12,896.91
                       9/30/2010      13,130.94       12,974.56
                      10/31/2010      13,472.00       13,318.58
                      11/30/2010      13,256.00       13,093.03
               2011   12/31/2010      13,004.17       12,890.62
                       1/31/2011      13,073.22       12,915.89
                       2/28/2011      13,153.77       13,026.61
                       3/31/2011      13,273.78       13,158.82
                       4/30/2011      13,609.10       13,489.61
                       5/31/2011      13,701.60       13,530.76
                       6/30/2011      13,822.31       13,639.85
                       7/31/2011      14,400.20       14,173.80
                       8/31/2011      14,541.73       14,289.35
                       9/30/2011      14,485.89       14,255.58
               10/11  10/31/2011      14,736.47       14,521.23

                     AVERAGE ANNUAL  ONE   FIVE    FROM
                     TOTAL RETURN    YEAR  YEARS 9/18/2006
                     --------------  ----  ----- ---------
                                     9.38% 7.91%   7.87%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays Capital data provided by Barclays Bank PLC.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
BARCLAYS CAPITAL 3-YEAR MUNICIPAL BOND INDEX,
THE BOFA MERRILL LYNCH 1-3 YEAR US MUNICIPAL SECURITIES INDEX
AUGUST 20, 2002-OCTOBER 31, 2011

GROWTH OF $10,000

                              $12,401             $13,572           $13,005
                      ----------------------- ---------------- -----------------
                                DFA
                            Short-Term                           BOFA MERRILL
                          Municipal Bond      BARCLAYS CAPITAL  LYNCH 1-3 YEAR
            ROUNDED   Portfolio-Institutional  MUNICIPAL BOND  US MUNICIPAL BOND
           MUNI - 199          Class           INDEX 3 YEARS         INDEX
8/20/2002  ---------- ----------------------- ---------------- -----------------
 08/02      8/20/2002        10,000.00                10000        10,000.00
            8/31/2002         9,990.00              10016.9        10,010.30
            9/30/2002        10,063.01           10096.0335        10,045.74
           10/31/2002        10,004.93           10040.5053        10,030.15
           11/30/2002         9,996.88           10043.5175        10,057.02
           12/31/2002        10,114.42           10188.1441        10,142.47
            1/31/2003        10,134.52           10220.7462        10,167.37
            2/28/2003        10,197.93            10286.159        10,217.87
            3/31/2003        10,181.75           10273.8156        10,201.10
            4/30/2003        10,215.09           10301.5549        10,226.25
            5/31/2003        10,298.93           10380.8768        10,283.52
            6/30/2003        10,291.80           10364.2674        10,280.03
            7/31/2003        10,163.14            10270.989        10,250.28
            8/31/2003        10,205.69           10323.3711        10,287.19
            9/30/2003        10,350.89           10478.2217        10,355.63
           10/31/2003        10,312.29            10428.974        10,334.65
           11/30/2003        10,314.14            10439.403        10,343.77
 2004      12/31/2003        10,343.79           10461.3257        10,353.18
            1/31/2004        10,364.21           10497.9404        10,379.70
            2/29/2004        10,443.89           10587.4151        10,443.53
            3/31/2004        10,418.25           10558.6788        10,426.57
            4/30/2004        10,290.22           10451.9977        10,357.79
            5/31/2004        10,262.60            10410.755        10,346.91
            6/30/2004        10,277.01           10429.6143        10,352.45
            7/31/2004        10,332.52           10506.0368        10,409.76
            8/31/2004        10,429.30           10616.3502        10,479.42
            9/30/2004        10,443.76           10628.0282        10,477.17
           10/31/2004        10,479.92           10657.2617        10,487.95
           11/30/2004        10,444.77           10606.6077        10,450.99
 2005      12/31/2004        10,488.31           10647.4954        10,485.21
            1/31/2005        10,467.54           10633.3461        10,481.33
            2/28/2005        10,451.90           10601.4461        10,473.05
            3/31/2005        10,418.57           10566.4613        10,460.15
            4/30/2005        10,476.98           10619.8948        10,488.69
            5/31/2005        10,494.75           10639.5077        10,506.88
            6/30/2005        10,536.60           10694.2435        10,557.32
            7/31/2005        10,515.64           10669.4296        10,558.21
            8/31/2005        10,544.04           10704.2126        10,578.99
            9/30/2005        10,554.56           10709.0646        10,590.95
           10/31/2005        10,542.95           10693.0557        10,590.07
           11/30/2005        10,560.91            10702.209        10,592.82
 2006      12/31/2005        10,592.73           10739.3618        10,632.58
            1/31/2006        10,613.98           10762.8263        10,657.34
            2/28/2006        10,628.87           10771.3264        10,666.50
            3/31/2006        10,629.95           10752.0178        10,671.21
            4/30/2006        10,640.62           10770.4443        10,688.47
            5/31/2006        10,683.41           10808.4085        10,727.74
            6/30/2006        10,687.70           10788.4997        10,728.47
            7/31/2006        10,733.91           10861.5087        10,785.78
            8/31/2006        10,781.31           10946.8672        10,852.26
            9/30/2006        10,819.13           10997.1313        10,891.68
           10/31/2006        10,844.04           11029.8734        10,923.25
           11/30/2006        10,878.78           11068.8646        10,959.09
 2007      12/31/2006        10,894.03            11066.099        10,978.55
            1/31/2007        10,915.87           11066.1767        10,987.23
            2/28/2007        10,949.75           11141.2325        11,035.32
            3/31/2007        10,988.09           11173.9692        11,076.21
            4/30/2007        11,014.46           11196.2472        11,100.09
            5/31/2007        11,043.10           11195.2539        11,118.18
            6/30/2007        11,070.71           11203.9811        11,140.29
            7/31/2007        11,109.43            11275.232        11,196.67
            8/31/2007        11,139.40           11338.1782        11,246.38
            9/30/2007        11,179.44           11416.8616        11,315.85
           10/31/2007        11,217.35           11472.1255        11,362.86
           11/30/2007        11,246.43           11560.8211        11,427.77
 2008      12/31/2007        11,283.48           11619.5255        11,493.91
            1/31/2008        11,339.72           11867.6667        11,689.13
            2/29/2008        11,318.28           11709.4911        11,591.91
            3/31/2008        11,360.01           11878.8945        11,726.83
            4/30/2008        11,365.64           11865.9606        11,731.39
            5/31/2008        11,392.81           11907.1786        11,771.64
            6/30/2008        11,373.53           11828.8302        11,745.12
            7/31/2008        11,423.46           11973.3903        11,847.29
            8/31/2008        11,474.61           12086.0756        11,912.98
            9/30/2008        11,391.43           11940.8691        11,818.75
           10/31/2008        11,430.21           11960.7432        11,871.36
           11/30/2008        11,524.97           12149.9841        11,991.76
 2009      12/31/2008        11,610.96           12261.6421        12,087.27
            1/31/2009        11,748.64           12491.1802        12,237.23
            2/28/2009        11,718.75            12468.088        12,224.49
            3/31/2009        11,770.55            12546.914        12,283.56
            4/30/2009        11,803.96           12584.5624        12,317.10
            5/31/2009        11,790.11           12600.8264        12,345.18
            6/30/2009        11,798.25           12623.5557        12,368.02
            7/31/2009        11,911.77           12770.5511        12,448.91
            8/31/2009        11,896.65           12759.5619        12,454.13
            9/30/2009        11,962.90           12867.5663        12,522.63
           10/31/2009        11,923.34           12838.4317        12,523.76
           11/30/2009        12,035.24           12955.3457        12,585.88
 2010      12/31/2009        12,039.79           12970.8388        12,595.57
            1/31/2010        12,074.90            13019.062        12,629.32
            2/28/2010        12,110.02           13067.4451        12,661.40
            3/31/2010        12,043.15           13009.0377        12,626.33
            4/30/2010        12,074.87           13072.7889        12,665.98
            5/31/2010        12,127.79           13128.3031        12,708.92
            6/30/2010        12,157.23           13166.7237        12,738.78
            7/31/2010        12,245.67           13272.0212        12,793.30
            8/31/2010        12,298.81           13341.6235        12,819.27
            9/30/2010        12,255.07           13302.0266        12,805.43
           10/31/2010        12,249.15           13312.6132        12,812.98
           11/30/2010        12,218.29            13248.717        12,779.54
 2011      12/31/2010        12,171.95           13206.0181        12,758.33
            1/31/2011        12,171.95           13216.9534        12,782.44
            2/28/2011        12,198.17           13260.8713        12,813.25
            3/31/2011        12,239.92           13309.1215        12,842.97
            4/30/2011        12,291.29           13376.0062        12,878.04
            5/31/2011        12,343.91           13453.3959        12,930.06
            6/30/2011        12,359.48           13492.8699        12,957.09
            7/31/2011        12,401.45           13554.7387        12,991.55
            8/31/2011        12,466.26           13645.2473        13,024.68
            9/30/2011        12,433.79           13621.1935        13,018.95
 10/11     10/31/2011        12,401.34           13572.0566        13,005.41

                     AVERAGE ANNUAL  ONE   FIVE    FROM
                     TOTAL RETURN    YEAR  YEARS 8/20/2002
                     --------------  ----  ----- ---------
                                     1.24% 2.72%   2.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays Capital data provided by Barclays Bank PLC. The Merrill Lynch Indicies are used with permission; copyright 2011 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR CALIFORNIA INCLUDING PUERTO RICO MUNICIPAL SECURITIES INDEX
APRIL 2, 2007-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]


                                          DFA
                                      CALIFORNIA      BOFA
                                      SHORT-TERM    MERRILL
                                       MUNICIPAL   LYNCH 1-3
                                         BOND         YEAR
                                      PORTFOLIO-   CALIFORNIA
                                     INSTITUTIONAL MUNICIPAL
                                         CLASS     BOND INDEX
                                     ------------- ----------
                   04/07    4/2/2007   10,000.00   10,000.00
                           4/30/2007   10,010.00   10,022.80
                           5/31/2007   10,038.04   10,039.94
                           6/30/2007   10,061.12   10,060.32
                           7/31/2007   10,090.28   10,108.01
                           8/31/2007   10,123.55   10,150.77
                           9/30/2007   10,154.85   10,211.27
                          10/31/2007   10,189.25   10,254.05
                          11/30/2007   10,222.75   10,307.78
                   2008   12/31/2007   10,253.32   10,367.67
                           1/31/2008   10,314.60   10,536.25
                           2/29/2008   10,291.07   10,453.12
                           3/31/2008   10,340.18   10,568.52
                           4/30/2008   10,337.11   10,575.50
                           5/31/2008   10,353.55   10,617.16
                           6/30/2008   10,340.15   10,595.61
                           7/31/2008   10,388.59   10,690.34
                           8/31/2008   10,449.55   10,755.87
                           9/30/2008   10,346.07   10,664.23
                          10/31/2008   10,370.95   10,692.38
                          11/30/2008   10,478.86   10,788.08
                   2009   12/31/2008   10,573.84   10,848.06
                           1/31/2009   10,719.98   10,965.54
                           2/28/2009   10,695.92   10,973.33
                           3/31/2009   10,732.59   11,022.38
                           4/30/2009   10,775.56   11,073.63
                           5/31/2009   10,762.93   11,105.53
                           6/30/2009   10,750.34   11,109.41
                           7/31/2009   10,865.26   11,189.51
                           8/31/2009   10,874.74   11,193.20
                           9/30/2009   10,945.68   11,271.78
                          10/31/2009   10,879.96   11,267.05
                          11/30/2009   10,993.58   11,331.94
                   2010   12/31/2009   10,988.20   11,341.35
                           1/31/2010   11,020.17   11,367.44
                           2/28/2010   11,055.37   11,397.10
                           3/31/2010   10,995.49   11,373.40
                           4/30/2010   11,046.88   11,414.00
                           5/31/2010   11,084.38   11,453.61
                           6/30/2010   11,111.21   11,482.13
                           7/31/2010   11,204.71   11,543.33
                           8/31/2010   11,253.15   11,577.38
                           9/30/2010   11,226.21   11,569.85
                          10/31/2010   11,221.91   11,570.32
                          11/30/2010   11,161.34   11,523.80
                   2011   12/31/2010   11,119.10   11,490.62
                           1/31/2011   11,129.94   11,517.50
                           2/28/2011   11,154.93   11,557.12
                           3/31/2011   11,195.18   11,589.02
                           4/30/2011   11,233.30   11,615.21
                           5/31/2011   11,293.29   11,662.84
                           6/30/2011   11,308.58   11,697.82
                           7/31/2011   11,346.86   11,734.67
                           8/31/2011   11,399.42   11,764.24
                           9/30/2011   11,381.85   11,759.66
                   10/11  10/31/2011   11,342.34   11,745.90

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  4/2/2007
                         --------------  ----  --------
                                         1.08%   2.79%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2011 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

FIXED INCOME MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2011

   U.S. and international fixed income markets experienced relatively high levels of volatility during the fiscal year ended October 31, 2011. Events driving this volatility included the ongoing European sovereign debt crisis, Japanese tsunami and US credit rating downgrade. Investor appetite for credit risk weakened and credit spreads widened. Over the course of the year, the U.S. Federal Reserve maintained the target federal funds rate between 0.00% and 0.25% and continued to add liquidity into the financial system. Major central banks around the world continued to have an accommodative stance toward liquidity.

   The three-month London Interbank Offered Rate (LIBOR), a widely-used benchmark of short-term interest rates, finished the fiscal year at 0.43%, while the yield on 10-year U.S. Treasury notes declined to 2.11%. The U.S. yield curve remained upwardly sloped throughout the year.

                                               10/31/11 10/31/10 CHANGE
                                               -------- -------- ------
         Three-Month LIBOR (yield)............   0.43%    0.28%   0.15%
         Ten-Year U.S. Treasury Notes (yield).   2.11%    2.60%  -0.49%
--------
Source: Bloomberg. "Change" values are calculated prior to rounding.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2011, total returns were 0.14% for three-month U.S. Treasury bills, 4.36% for five-year U.S. Treasury notes, and 20.06% for 30-year U.S. Treasury bonds.

   Some of Dimensional Fund Advisors LP's (the "Advisor" or "Dimensional") fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the Portfolios employing the shifting-maturity strategy continued to take term risk, reflecting the upward sloping eligible yield curves.

DFA ONE-YEAR FIXED INCOME PORTFOLIO

   The DFA One-Year Fixed Income Portfolio seeks to maximize total returns from a universe of high-quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the advisor's expectations for the premiums. The average maturity of the Portfolio decreased slightly to 306 days on October 31, 2011, from 345 days on October 31, 2010.

   For the 12 months ended October 31, 2011, the total return was 0.57% for the Portfolio, 0.28% for The BofA Merrill Lynch US 6-Month Treasury Bill Index, and 0.52% for The BofA Merrill Lynch 1-Year US Treasury Note Index. During the period, interest rates declined slightly in the eligible maturity range. The yield curve remained upwardly sloped causing the Portfolio's maturity structure to remain extended. The Portfolio had significant exposure to U.S. government agency debt, which outperformed the Treasury benchmarks. The Portfolio also had significant exposure to the banking industry which performed in-line with benchmark returns.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Two-Year Global Fixed Income Portfolio seeks to maximize total returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in two years or less. All non-US dollar-denominated securities within the Portfolio are currency hedged. Eligible countries include but are not limited to Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. Using current yields the strategy creates matrices of expected returns from different buy and sell strategies within each eligible country's yield curve and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets and country allocations are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 1.12 years on October 31, 2011, from 1.42 years on October 31, 2010.

   For the 12 months ended October 31, 2011, the total return was 0.83% for the Portfolio and 0.79% for the Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. The Portfolio had an average allocation during the period of approximately 68% of assets in U.S. Dollar denominated securities with the remaining 32% of assets in currency hedged non-U.S. Dollar bonds.
U.S. Dollar denominated securities were the best performing component of the major currencies in the benchmark. The Portfolio's overweight relative the Index in U.S. Dollar denominated securities contributed to outperformance. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

   The DFA Selectively Hedged Global Fixed Income Portfolio seeks to maximize total returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in two years or less. It hedges foreign currency exposure on a selective basis to capture the higher interest rates that may be offered in foreign yield curves. Eligible countries include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. Using current yields the strategy creates matrices of expected returns from different buy and sell strategies within each eligible yield curve and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets and country allocations are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 0.99 years on October 31, 2011, from 1.29 years on October 31, 2010.

   For the 12 months ended October 31, 2011, total returns were 3.85% for the Portfolio and 2.15% for the Citigroup World Government Bond Index, 1-3 Years, in USD Terms (unhedged). Relative to the Index, the Portfolio's outperformance was primarily due to differences in currency exposure and composition. The Portfolio primarily benefited from its unhedged exposure to Australian Dollar, New Zealand Dollar and Norwegian Krone denominated bonds during a period when those currencies appreciated versus the U.S. Dollar. The Portfolio also benefited from the higher interest rate environment in these countries. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA SHORT-TERM GOVERNMENT PORTFOLIO

   The DFA Short-Term Government Portfolio seeks to maximize total returns from a universe of U.S. government and government agency securities maturing in five years or less. The Portfolio's average maturity will be three years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 2.87 years on October 31, 2011, from 2.90 years on October 31, 2010.

   For the 12 months ended October 31, 2011, total returns were 1.77% for the Portfolio and 1.90% for The BofA Merrill Lynch 1-5 Year US Treasury & Agency Index. The Portfolio had significant exposure to U.S. Government Agencies which performed in-line with the benchmark. The composition differences by maturity between the Portfolio and Index across the eligible range had little effect on the Portfolio's performance versus the Index.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Five-Year Global Fixed Income Portfolio seeks to provide a market rate of return from a universe of U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. All non-US dollar-denominated securities within the Portfolio are currency hedged. Eligible countries include but are not limited to Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. Using current yields the strategy creates matrices of expected returns from different buy and sell strategies within each eligible country's yield curve and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets and country allocations are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 4.04 years on October 31, 2011, from 4.08 years on October 31, 2010.

   For the 12 months ended October 31, 2011, the total return was 2.74% for the Portfolio and 1.13% for the Citigroup World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms. Relative to the Index, outperformance by the Portfolio was primarily due to maturity and country differences. The Portfolio had an average allocation during the period of approximately 76% of assets in U.S. Dollar denominated securities and the majority of the remainder in currency-hedged Sterling denominated securities. U.S. Dollar denominated securities were the best performing component of the major currencies in the Index. The Portfolio's overweight relative to the Index in U.S. Dollar denominated securities contributed to outperformance. The Portfolio had an average duration of 3.79 years on October 31, 2011, compared to 2.71 years for the Index, which also positively contributed to the Portfolio's relative performance as interest rates fell during the period. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA Intermediate Government Fixed Income Portfolio seeks to provide current income from investing generally in U.S. Treasury and government agency issues with maturities of between five and fifteen years. The Portfolio will have an average weighted maturity between three to ten years. The average maturity of the Portfolio increased to 6.73 years on October 31, 2011, from
6.13 years on October 31, 2010.

   For the 12 months ended October 31, 2011, total returns were 4.42% for the Portfolio and 4.89% for the Barclays Capital U.S. Government Bond Index. Relative to the Index, the Portfolio's underperformance was primarily due to differences in composition. The Portfolio's fifteen year maturity limit significantly detracted from relative performance during a period of sharply declining long-term interest rates. Approximately 10% of the Barclays Capital U.S. Government Bond Index consisted of securities with maturities greater than 15 years. The Portfolio's overweight relative to the Index in U.S. government agency securities and consequent underweight in U.S. Treasury securities contributed to underperformance as well.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Short-Term Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum. However, the Portfolio will not emphasize investment grade obligations rated in the lower half of the investment grade spectrum when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio duration of three years or less. The Portfolio hedges foreign currency risks. The average maturity of the Portfolio decreased to 2.89 years on October 31, 2011, from 2.95 years on October 31, 2010.

   For the 12 months ended October 31, 2011, total returns were 1.91% for the Portfolio and 1.94% for The BofA Merrill Lynch 1-5 Year US Corporate & Government Index. The Portfolio was invested 100% in U.S. Dollar denominated securities. The Portfolio's average allocation during the period was approximately 77% of assets in U.S. and foreign corporate securities, 15% of assets in foreign government securities, 5% of assets in supranational securities, and 3% of assets in U.S. government agency securities. While the Portfolio's return was positively impacted by its holdings in AAA through A rated securities, the BBB rated securities detracted from returns relative to the Index. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Intermediate-Term Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum. However, the Portfolio will not emphasize investment grade obligations rated in the lower half of the investment grade spectrum when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within 15 years from the date of settlement and maintains average portfolio duration of 3 to 10 years. The Portfolio hedges foreign currency risks. The average maturity of the Portfolio increased to 8.22 years on October 31, 2011, from 7.98 years on October 31, 2010.

   For the 12 months ended October 31, 2011, total returns were 4.94% for the Portfolio and 5.95% for the Barclays Capital U.S. Credit Bond Index. The Portfolio was invested 100% in U.S. Dollar denominated securities. Approximately 79% of the Portfolio was invested in U.S. and foreign corporate securities, 12% in foreign government securities, 5% in U.S. government agency securities, and 4% in supranational securities. The Portfolio's duration approximated the duration of the Index but underperformed the Index due to structural differences. The Portfolio's fifteen-year maturity limit significantly detracted from relative performance during a period of sharply declining long-term interest rates. Approximately 24% of the Barclays Capital U.S. Credit Index consisted of securities with maturities greater than 15 years. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA INVESTMENT GRADE PORTFOLIO

   The DFA Investment Grade Portfolio seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers. To achieve this exposure, the Advisor will generally purchase shares of the DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Short-Term Government Portfolio, and the DFA Intermediate Government Portfolio. The average maturity of the Portfolio, based on the market value-weighted average holdings of the underlying funds, was 6.45 years on October 31, 2011.

   From the Portfolio's inception on March 7, 2011 through October 31, 2011, total returns were 7.35% for the Portfolio and 6.58% for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio's average allocation during the period was approximately 60% in the extended quality underlying funds and 40% in the government funds. The Portfolio's performance relative to its benchmark was significantly enhanced by the Portfolio's lack of exposure to the U.S. residential mortgage sector which represented approximately 35% of the Index. In addition, the Portfolio's overweight relative to the Index in corporate securities contributed to outperformance. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

   The DFA Inflation-Protected Securities Portfolio seeks to provide inflation protection and current income from investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities of between five and twenty years. The Portfolio will have an average weighted maturity of between three to twelve years. The average maturity of the Portfolio increased to 9.37 years on October 31, 2011, from
9.04 years on October 31, 2010.

   For the 12 months ended October 31, 2011, total returns were 9.38% for the Portfolio and 9.03% for the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Portfolio's outperformance was primarily due to structural differences with the Index. The Portfolio's much lower allocation to short-term securities, which underperformed intermediate and long-term securities during the period of falling real interest rates, contributed to the outperformance as compared to the Index.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high-quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio decreased to 2.34 years on October 31, 2011 from 2.53 years on October 31, 2010.

   For the 12 months ended October 31, 2011, total returns were 1.24% for the Portfolio, 1.95% for the Barclays Capital 3-Year Municipal Bond Index, and 1.50% for The BofA Merrill Lynch 1-3 Year US Municipal Securities Index. The Portfolio continued to emphasize higher quality securities relative to the benchmarks. The Index allocation to A and BBB rated bonds exceeded 20% while the Portfolio held less than 2% in similarly rated bonds. For the year ended October 31, 2011, this underweight in A and BBB rated bonds detracted from performance.

   The BofA Merrill Lynch 1-3 Year U.S. Municipal Securities Index has been selected to replace the Barclays Capital 3-Year Municipal Bond Index as the appropriate benchmark for the Portfolio, because the Barclays Capital 3-Year Municipal Bond Index is exposed to more term and credit risk than the DFA Short-Term Municipal Bond Portfolio. While the BofA Merrill Lynch 1-3 Year U.S. Municipal Securities Index is also exposed to more credit risk than the Portfolio, the new Index is not exposed to a greater term risk.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of municipal securities providing current income exempt from federal personal income taxes and California state personal income taxes. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity decreased to 2.19 years on October 31, 2011, from 2.56 years on October 31, 2010.

   For the 12 months ended October 31, 2011, total returns were 1.08% for the Portfolio and 1.52% for The BofA Merrill Lynch 1-3 Year California including Puerto Rico Municipal Securities Index. The Portfolio had significant exposure to general obligation bonds including direct obligations of the State of California. Its 33% average allocation to securities with maturities greater than 3 years made a positive contribution to performance relative to the Index while the Portfolio's shorter-term bonds detracted from relative performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,002.60    0.17%    $0.86
Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.35    0.17%    $0.87

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
 Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,004.61    0.18%    $0.91
 Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.30    0.18%    $0.92

 DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
 Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  988.86    0.19%    $0.95
 Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.25    0.19%    $0.97

 DFA SHORT-TERM GOVERNMENT PORTFOLIO
 Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,020.78    0.20%    $1.02
 Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.20    0.20%    $1.02

 DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
 Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,036.07    0.28%    $1.44
 Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.79    0.28%    $1.43

 DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
 Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,060.43    0.13%    $0.68
 Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.55    0.13%    $0.66

 DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
 Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,016.73    0.22%    $1.12
 Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.10    0.22%    $1.12

 DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
 Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,062.98    0.22%    $1.14
 Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.10    0.22%    $1.12

 DFA INVESTMENT GRADE PORTFOLIO**
 Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,054.52    0.22%    $1.14
 Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,082.85    0.13%    $0.68
Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.55    0.13%    $0.66

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,008.95    0.23%    $1.16
Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.05    0.23%    $1.17

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,009.72    0.23%    $1.17
Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.05    0.23%    $1.17
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
** The DFA Investment Grade Portfolio is a Fund of Funds. The expenses shown reflect the direct expense of the Fund of Fund and the indirect payment of the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                Corporate...............................  27.2%
                Government..............................  40.0%
                Foreign Corporate.......................  20.1%
                Foreign Government......................  10.3%
                Supranational...........................   2.4%
                                                         -----
                                                         100.0%

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                Government.............................. 100.0%
                                                         -----
                                                         100.0%

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                Corporate...............................  60.3%
                Government..............................   2.5%
                Foreign Corporate.......................  16.6%
                Foreign Government......................  16.1%
                Supranational...........................   4.5%
                                                         -----
                                                         100.0%

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                Government.............................. 100.0%
                                                         -----
                                                         100.0%

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                Corporate...............................   6.9%
                Government..............................  28.1%
                Foreign Corporate.......................  22.2%
                Foreign Government......................  37.4%
                Supranational...........................   5.4%
                                                         -----
                                                         100.0%

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                Corporate...............................  18.8%
                Government..............................   4.9%
                Foreign Corporate.......................  22.9%
                Foreign Government......................  40.8%
                Supranational...........................  12.6%
                                                         -----
                                                         100.0%

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                Corporate...............................  65.2%
                Government..............................   5.0%
                Foreign Corporate.......................  16.8%
                Foreign Government......................   9.2%
                Supranational...........................   3.8%
                                                         -----
                                                         100.0%

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                Muni Insured............................  10.7%
                Muni G.O. Local.........................  33.2%
                Muni G.O. State.........................  29.6%
                Muni Revenue............................  22.3%
                Muni Pre-Refunded.......................   4.2%
                                                         -----
                                                         100.0%

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                Corporate...............................   3.9%
                Government..............................   5.6%
                Foreign Corporate.......................  27.2%
                Foreign Government......................  44.6%
                Supranational...........................  18.7%
                                                         -----
                                                         100.0%

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                Government.............................. 100.0%
                                                         -----
                                                         100.0%

                        DFA INVESTMENT GRADE PORTFOLIO

                Affiliated Investment Companies......... 100.0%
                                                         -----
                                                         100.0%

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                Muni Insured............................  28.2%
                Muni G.O. Local.........................  16.8%
                Muni G.O. State.........................  15.5%
                Muni Revenue............................  23.0%
                Muni Pre-Refunded.......................  16.5%
                                                         -----
                                                         100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
AGENCY OBLIGATIONS -- (30.3%)
Federal Farm Credit Bank
      0.400%, 11/02/12................................. $ 14,000 $   14,009,702
      0.850%, 04/15/13.................................    4,000      4,027,516
Federal Home Loan Bank
      1.750%, 12/14/12.................................   30,000     30,455,310
      1.500%, 01/16/13.................................   30,000     30,409,380
#     1.625%, 03/20/13.................................   91,000     92,589,042
      1.000%, 03/27/13.................................  155,000    156,384,305
#     3.625%, 05/29/13.................................   65,000     68,312,205
      1.625%, 06/14/13.................................   30,000     30,597,810
      3.875%, 06/14/13.................................   20,000     21,124,260
#     1.875%, 06/21/13.................................   30,000     30,730,830
#     4.000%, 09/06/13.................................   30,000     31,941,810
Federal Home Loan Mortgage Corporation
#     0.375%, 11/30/12.................................   25,000     25,041,325
#     4.125%, 12/21/12.................................   40,000     41,728,800
      0.625%, 12/28/12.................................   30,000     30,115,230
#     1.375%, 01/09/13.................................   66,000     66,843,612
#     4.500%, 01/15/13.................................   48,000     50,424,336
#     0.750%, 03/28/13.................................  255,800    257,318,940
      1.720%, 04/11/13.................................   60,000     61,198,680
#     1.625%, 04/15/13.................................  114,500    116,644,700
#     3.750%, 06/28/13.................................   85,000     89,859,025
#     4.500%, 07/15/13.................................  130,000    139,185,930
      0.500%, 10/15/13.................................   30,000     30,039,960
Federal National Mortgage Association
      0.500%, 10/30/12.................................   25,000     25,074,700
      3.625%, 02/12/13.................................   30,000     31,246,740
#     1.750%, 02/22/13.................................  170,000    173,122,900
#     0.750%, 02/26/13.................................   43,000     43,253,141
#     4.375%, 03/15/13.................................  178,000    187,881,492
#     3.250%, 04/09/13.................................  130,000    135,609,500
#     1.750%, 05/07/13.................................  123,000    125,559,138
#     3.875%, 07/12/13.................................  125,000    132,546,875
#     0.500%, 08/09/13.................................   20,000     20,046,100
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           2,293,323,294
                                                                 --------------
BONDS -- (40.2%)
Bank of New York Mellon Corp. (The)
      4.500%, 04/01/13.................................    4,638      4,881,518
Bank of Nova Scotia
      0.750%, 10/15/12.................................   40,000     40,104,120
      2.250%, 01/22/13.................................   43,400     44,214,141

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
Bank of Nova Scotia Floating Rate Note
(r)   0.587%, 03/12/12................................. $ 25,000 $   25,013,075
(r)   0.705%, 10/18/12.................................    2,800      2,806,028
(r)   0.606%, 02/15/13.................................   75,000     74,996,775
Barclays Bank P.L.C.
      5.450%, 09/12/12.................................   82,900     85,234,298
Bear Stearns Cos. LLC (The) Floating Rate Note
(r)   0.444%, 02/01/12.................................   26,167     26,179,272
(r)   2.025%, 08/10/12.................................    9,925     10,035,793
Berkshire Hathaway Finance Corp.
#     5.000%, 08/15/13.................................   10,200     10,973,578
Berkshire Hathaway, Inc.
#     2.125%, 02/11/13.................................    1,800      1,835,609
Berkshire Hathaway, Inc. Floating Rate Note
(r)   0.455%, 02/10/12.................................   81,000     81,040,419
(r)   0.708%, 02/11/13.................................  102,828    103,162,705
BNP Paribas SA
      2.125%, 12/21/12.................................   41,446     40,993,120
Citigroup Funding, Inc.
      1.875%, 11/15/12.................................   20,000     20,328,060
Credit Agricole Corporate & Investment Bank Floating
  Rate Note
(r)   0.948%, 04/13/12.................................   50,000     49,965,100
Eksportfinans ASA
#     1.875%, 04/02/13.................................   21,000     21,342,930
Eksportfinans ASA Floating Rate Note
(r)   0.578%, 04/05/13.................................   50,000     49,861,750
European Investment Bank
#     1.750%, 09/14/12.................................   25,000     25,290,725
      2.875%, 03/15/13.................................   25,000     25,793,000
#     3.375%, 06/12/13.................................   19,287     20,145,850
#     1.875%, 06/17/13.................................   35,000     35,729,540
General Electric Capital Corp.
      3.500%, 08/13/12.................................   30,000     30,645,240
      5.250%, 10/19/12.................................   42,400     44,168,419
#     2.800%, 01/08/13.................................   12,600     12,853,134
      5.450%, 01/15/13.................................   15,500     16,300,932
      5.400%, 09/20/13.................................      600        644,358
General Electric Capital Corp. Floating Rate Note
(r)   0.384%, 11/01/12.................................   28,950     28,987,432

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
(r)   0.419%, 05/08/13................................. $ 48,500 $   48,077,953
General Electric Co.
      5.000%, 02/01/13.................................   23,034     24,154,996
Inter-American Development Bank
      4.375%, 09/20/12.................................   11,900     12,317,214
International Bank for Reconstruction & Development
      0.800%, 07/13/12.................................   45,000     45,151,425
International Business Machines Corp.
      2.100%, 05/06/13.................................   19,950     20,410,207
Japan Finance Corp.
      1.500%, 07/06/12.................................   71,500     71,945,159
      2.125%, 11/05/12.................................   40,000     40,680,240
Johnson & Johnson
      0.700%, 05/15/13.................................  141,000    141,512,112
JPMorgan Chase & Co.
      5.375%, 10/01/12.................................   30,378     31,675,262
JPMorgan Chase & Co. Floating Rate Note
(r)   0.964%, 02/26/13.................................  110,420    110,642,496
Kreditanstalt fuer Wiederaufbau AG
      4.750%, 05/15/12.................................   25,000     25,569,950
      1.250%, 06/15/12.................................   21,800     21,903,049
#     1.875%, 01/14/13.................................   48,500     49,289,240
      3.500%, 05/16/13.................................   25,000     26,143,050
Landwirtschaftliche Rentenbank AG
      5.250%, 07/02/12.................................   10,000     10,319,410
#     3.250%, 03/15/13.................................    6,000      6,221,580
Manitoba, Province of Canada
      2.125%, 04/22/13.................................   24,600     25,171,901
Nordea Bank Finland P.L.C. Floating Rate Note
(r)   0.749%, 02/07/13.................................   80,000     80,139,440
(r)   0.786%, 03/08/13.................................  102,400    102,538,957
(r)   0.818%, 04/05/13.................................   20,000     20,009,400
Oesterreichische Kontrollbank AG
      4.750%, 10/16/12.................................   25,703     26,699,274
Ontario Electricity Financial Corp.
      7.450%, 03/31/13.................................   12,036     13,113,631
Ontario, Province of Canada
#     4.950%, 06/01/12.................................   48,000     49,218,864
#     5.125%, 07/17/12.................................   15,000     15,483,690
      1.875%, 11/19/12.................................   33,000     33,451,011
#     4.375%, 02/15/13.................................   67,007     70,159,143

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
Private Export Funding Corp.
      3.550%, 04/15/13................................. $  4,000 $    4,179,900
Rabobank Nederland NV Floating Rate Note
(r)   0.618%, 07/25/13.................................   50,000     49,723,550
Royal Bank of Canada
      2.250%, 03/15/13.................................   73,977     75,708,506
      2.100%, 07/29/13.................................   32,275     32,974,238
Royal Bank of Canada Floating Rate Note
(r)   0.486%, 03/08/13.................................  100,000     99,940,900
Sanofi-Aventis SA Floating Rate Note
(r)   0.563%, 03/28/13.................................   24,000     24,049,200
Shell International Finance BV Floating Rate Note
(r)   0.705%, 06/22/12.................................    8,125      8,147,043
Svenska Handelsbanken Floating Rate Note
(r)   0.855%, 01/18/13.................................   50,000     49,956,100
(r)   0.800%, 03/18/13.................................   75,000     74,937,375
(r)   0.823%, 08/30/13.................................   19,500     19,498,460
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.600%, 07/26/13.................................   92,000     91,945,536
Total Capital Canada, Ltd. Floating Rate Note
(r)   0.376%, 05/13/13.................................   53,300     53,359,536
Toyota Motor Credit Corp.
#     1.375%, 08/12/13.................................   31,600     31,996,833
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.436%, 11/15/12.................................   14,500     14,499,232
U.S. Bancorp
#     1.800%, 05/15/12.................................   20,000     20,183,900
Wal-Mart Stores, Inc.
#     4.250%, 04/15/13.................................   29,200     30,752,914
      4.550%, 05/01/13.................................   39,250     41,567,791
Wells Fargo & Co.
      5.250%, 10/23/12.................................   66,750     69,343,905
      4.375%, 01/31/13.................................   68,791     71,541,608
Westpac Banking Corp., Ltd.
      2.250%, 11/19/12.................................   65,000     65,953,615
      2.100%, 08/02/13.................................    3,304      3,355,698
Westpac Banking Corp., Ltd. Floating Rate Note
(r)   0.512%, 08/17/12.................................   50,000     49,939,050
                                                                 --------------
TOTAL BONDS............................................           3,039,080,465
                                                                 --------------

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
 COMMERCIAL PAPER -- (20.4%)
 ANZ National International, Ltd.
       0.370%, 02/16/12............................ $     35,000 $   34,962,620
       0.460%, 03/19/12............................      100,000     99,828,890
 Barclays US Funding LLC
       0.280%, 11/03/11............................       20,000     19,999,784
 Caisse Cent Desjardins
       0.240%, 01/12/12............................       25,000     24,985,503
 Caisse d'Amortissement de la Dette Sociale
       0.213%, 11/02/11............................       75,000     74,999,670
       0.490%, 12/08/11............................       40,000     39,996,156
       0.650%, 03/22/12............................       50,000     49,969,215
 Caisse des Depots Et Consignations SA
       0.561%, 01/17/12............................       50,000     49,967,935
       0.571%, 01/19/12............................       70,000     69,953,331
       0.682%, 03/05/12............................       30,000     29,958,210
 Commonwealth Bank of Australia
       0.331%, 02/15/12............................       15,464     15,447,729
 Electricite de France SA
       0.410%, 01/05/12............................       50,000     49,975,065
       0.380%, 01/17/12............................       30,000     29,984,361
       0.420%, 01/27/12............................       38,700     38,670,108
 National Australia Funding
       0.270%, 01/27/12............................      135,000    134,938,953
 NRW.Bank
       0.230%, 11/01/11............................       19,500     19,499,930
       0.330%, 12/07/11............................        8,000      7,998,199
       0.400%, 01/11/12............................       45,000     44,974,440
       0.430%, 01/23/12............................       50,000     49,964,065
       0.421%, 02/13/12............................       20,000     19,979,584
 Oesterreich Kontrollbank
       0.200%, 12/16/11............................       25,270     25,262,219
 Queensland Treasury Corp.
       0.230%, 11/22/11............................       28,500     28,496,988
       0.360%, 02/22/12............................       40,000     39,953,388
       0.380%, 03/16/12............................       50,000     49,917,990
 Rabobank USA Financial Corp.
       0.310%, 12/07/11............................        9,645      9,644,613
       0.350%, 01/11/12............................       40,000     39,994,400
       0.470%, 03/20/12............................      100,000     99,940,860
 Sheffield Receivables Corp.
       0.290%, 11/09/11............................       24,200     24,199,165
       0.310%, 11/14/11............................       50,000     49,996,965
       0.280%, 12/12/11............................       20,000     19,995,240

                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
       0.350%, 01/10/12............................ $     19,000 $   18,989,920
       0.350%, 01/11/12............................       22,000     21,988,032
 Toyota Motor Credit Corp.
       0.400%, 02/16/12............................       25,000     24,978,850
       0.572%, 04/02/12............................       50,000     49,919,365
       0.683%, 05/21/12............................       50,000     49,881,585
 Westpac Banking Corp.
       0.470%, 03/14/12............................       80,000     79,898,000
                                                                 --------------
 TOTAL COMMERCIAL PAPER............................               1,539,111,328
                                                                 --------------

                                                      SHARES
                                                    ------------
 TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds TempCash Portfolio -
    Institutional Shares...........................   37,030,161     37,030,161
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
 SECURITIES LENDING COLLATERAL -- (8.6%)
 (S)@ DFA Short Term Investment Fund...............  651,850,807    651,850,807
    @ Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.12%, 11/01/11
      (Collateralized by $2,348,126 FHLMC,
      ratesranging from 4.500% to 6.000%,
      maturities rangingfrom 07/01/30 to 10/01/36
      & FNMA, rates rangingfrom 4.000% to 5.000%,
      maturities ranging from 06/01/26 to
      06/01/41,valued at $2,356,566) to be
      repurchased at $2,279,742.................... $      2,280      2,279,734
                                                                 --------------
 TOTAL SECURITIES LENDING
   COLLATERAL......................................                 654,130,541
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,549,172,244)...........................              $7,562,675,789
                                                                 ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
 Agency Obligations..........          -- $2,293,323,294   --    $2,293,323,294
 Bonds.......................          --  3,039,080,465   --     3,039,080,465
 Commercial Paper............          --  1,539,111,328   --     1,539,111,328
 Temporary Cash Investments.. $37,030,161             --   --        37,030,161
 Securities Lending
   Collateral................          --    654,130,541   --       654,130,541
                              ----------- --------------   --    --------------
 TOTAL....................... $37,030,161 $7,525,645,628   --    $7,562,675,789
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        ------- ------------
                                                         (000)
BONDS -- (62.0%)
AUSTRALIA -- (0.6%)
Australia & New Zealand Banking Group, Ltd.
(u)   2.400%, 01/11/13.................................   7,445 $  7,498,716
National Australia Bank, Ltd.
(u)   5.350%, 06/12/13.................................  10,800   11,429,338
Westpac Banking Corp., Ltd.
(u)   2.250%, 11/19/12.................................  10,000   10,146,710
                                                                ------------
TOTAL AUSTRALIA........................................           29,074,764
                                                                ------------
AUSTRIA -- (3.6%)
Asfinag AG
(u)   2.000%, 10/22/12.................................   6,900    6,995,110
Austria Government International Bond AG
(u)   3.250%, 06/25/13.................................  92,700   96,505,520
Oesterreichische Kontrollbank AG
(u)   4.750%, 10/16/12.................................  43,621   45,311,794
(u)   1.750%, 03/11/13.................................  25,000   25,373,400
Oesterreichische Volksbanken AG
      3.000%, 02/09/12.................................   5,000    6,954,386
                                                                ------------
TOTAL AUSTRIA..........................................          181,140,210
                                                                ------------
CANADA -- (10.8%)
Bank of Nova Scotia
      3.030%, 06/04/12................................. 107,100  108,467,828
(u)   2.250%, 01/22/13.................................  27,040   27,547,243
British Columbia, Province of Canada
      5.500%, 04/24/13.................................  15,400   16,406,581
Municipal Finance Authority of British Columbia
      5.250%, 12/03/12.................................   7,800    8,166,622
Ontario, Province of Canada
#(u)  1.875%, 11/19/12.................................  13,865   14,054,493
      4.500%, 12/02/12.................................  39,600   41,169,300
      5.500%, 04/17/13.................................   6,000    6,377,890
      4.750%, 06/02/13.................................  67,900   71,902,813
Royal Bank of Canada
      4.530%, 05/07/12.................................  10,800   11,010,312
      5.200%, 08/15/12.................................  13,200   13,633,445
(u)   2.250%, 03/15/13.................................  30,135   30,840,340
(u)   2.100%, 07/29/13.................................  85,200   87,045,858
Toronto-Dominion Bank (The)
      5.141%, 11/19/12.................................  11,900   12,405,966

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        ------- ------------
                                                         (000)
CANADA -- (Continued)
(e)   4.875%, 01/23/13.................................  14,800 $ 21,280,196
      4.854%, 02/13/13.................................  63,700   66,635,920
                                                                ------------
TOTAL CANADA...........................................          536,944,807
                                                                ------------
DENMARK -- (3.3%)
Danske Bank A.S.
(u)   2.500%, 05/10/12.................................  81,000   81,805,383
FIH Erhvervsbank A.S.
(u)   2.450%, 08/17/12.................................  34,200   34,678,013
Kommunekredit A.S.
(e)   4.375%, 10/02/12.................................   6,565    9,328,895
(u)   1.250%, 09/03/13.................................  40,000   40,382,320
                                                                ------------
TOTAL DENMARK..........................................          166,194,611
                                                                ------------
FINLAND -- (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.818%, 04/05/13.................................  16,000   16,007,520
                                                                ------------
FRANCE -- (8.6%)
Agence Francaise de Developpement SA
(u)   2.250%, 05/22/12.................................  32,500   32,757,920
BNP Paribas SA
#(u) 2.125%, 12/21/12..................................  19,700   19,484,738
Caisse d'Amortissement de la Dette Sociale SA
(u)   2.250%, 07/06/12.................................  40,300   40,721,014
(u)   5.375%, 07/17/12.................................   4,900    5,057,207
(u)   1.625%, 11/27/12.................................  17,600   17,746,238
      3.250%, 04/25/13.................................  25,000   35,460,495
(u)   3.250%, 07/15/13.................................   4,000    4,149,820
(u)   1.375%, 07/29/13.................................  35,000   35,255,430
Caisse des Depots et Consignations SA
(u)   3.000%, 06/22/12.................................   6,200    6,298,878
(u)   1.750%, 03/26/13.................................  15,000   15,140,790
French Treasury Note BTAN
      0.750%, 09/20/12.................................  47,800   66,050,314
      3.750%, 01/12/13.................................  21,000   30,013,408
Societe Financement del'Economie Francaise SA
      2.375%, 03/10/12.................................  10,000   13,918,818
(u)   2.375%, 03/26/12.................................  84,000   84,617,232
(u)   2.250%, 06/11/12.................................  12,000   12,120,204

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 FRANCE -- (Continued)
 Total Capital SA
 (u)   5.000%, 05/22/12...................................  9,000  $  9,211,509
                                                                   ------------
 TOTAL FRANCE.............................................          428,004,015
                                                                   ------------
 GERMANY -- (7.4%)
 HSH Nordbank AG
       2.250%, 07/23/12................................... 17,000    23,711,060
 IKB Deutsche Industriebank AG
       2.125%, 09/10/12................................... 39,200    54,846,425
 Kreditanstalt fuer Wiederaufbau
 (u)   2.250%, 04/16/12................................... 13,209    13,317,367
 (u)   1.875%, 01/14/13................................... 21,000    21,341,733
 (u)   2.500%, 05/28/13................................... 24,500    25,276,038
 (u)   1.375%, 07/15/13................................... 20,000    20,295,140
 (z)   5.125%, 07/22/13................................... 13,000    10,786,195
 (u)   4.000%, 10/15/13................................... 20,000    21,327,340
 Landeskreditbank Baden-Wuerttemberg Foerderbank
 (u)   2.000%, 10/01/12................................... 80,400    81,419,231
 Landwirtschaftliche Rentenbank
 (u)   3.000%, 04/16/12................................... 27,546    27,856,085
 (c)   4.250%, 11/16/12...................................  6,600     6,826,125
 (u)   5.000%, 02/15/13...................................  5,000     5,279,920
 (u)   4.125%, 07/15/13................................... 17,000    17,997,237
 Landwirtschaftliche Rentenbank AG
 (u)   1.875%, 09/24/12................................... 37,000    37,470,122
 NRW.Bank
 (u)   1.375%, 08/26/13...................................  2,000     2,015,256
                                                                   ------------
 TOTAL GERMANY............................................          369,765,274
                                                                   ------------
 JAPAN -- (1.8%)
 Japan Finance Corp.
 (u)   1.500%, 07/06/12................................... 26,000    26,161,876
 (u)   2.125%, 11/05/12................................... 63,700    64,783,282
                                                                   ------------
 TOTAL JAPAN..............................................           90,945,158
                                                                   ------------
 NETHERLANDS -- (7.1%)
 Bank Nederlandse Gemeenten NV
 (g)   5.750%, 03/07/12................................... 25,194    41,150,362
 (u)   2.000%, 09/17/12................................... 29,000    29,367,227
 (g)   4.375%, 12/14/12...................................  3,700     6,160,575
 (u)   3.750%, 07/15/13................................... 53,913    56,714,373

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 NETHERLANDS -- (Continued)
 Nederlandse Waterschapsbank NV
 (u)   5.375%, 09/04/12................................... 70,200  $ 72,979,499
 Netherlands Government Bond NV
       1.750%, 01/15/13................................... 15,000    21,021,793
 NIBC Bank NV
       3.625%, 12/19/11................................... 35,000    48,597,696
 Rabobank Nederland NV
 (u)   5.000%, 01/25/12................................... 26,800    27,059,799
 (u)   3.000%, 09/18/12................................... 35,000    35,613,655
 (u)   3.375%, 02/19/13................................... 13,500    13,868,442
                                                                   ------------
 TOTAL NETHERLANDS........................................          352,533,421
                                                                   ------------
 NEW ZEALAND -- (1.2%)
 ANZ National International, Ltd.
 (u)   3.250%, 04/02/12................................... 15,000    15,172,680
 Westpac Securities, Ltd.
 (u)   2.500%, 05/25/12................................... 43,680    44,116,975
                                                                   ------------
 TOTAL NEW ZEALAND........................................           59,289,655
                                                                   ------------
 NORWAY -- (1.5%)
 Eksportfinans ASA
 #(u)  1.875%, 04/02/13................................... 21,990    22,349,097
 Kommunalbanken AS
 (u)   2.875%, 06/22/12................................... 38,000    38,615,524
 (u)   2.000%, 01/14/13................................... 15,000    15,254,235
                                                                   ------------
 TOTAL NORWAY.............................................           76,218,856
                                                                   ------------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.2%)
 African Development Bank
 (c)   4.850%, 07/24/12...................................  6,000     6,184,199
 Council of Europe Development Bank
 (g)   4.625%, 03/07/12...................................  5,000     8,140,418
 (u)   4.250%, 04/22/13................................... 48,200    50,781,688
 Eurofima
 (u)   5.125%, 08/02/12...................................  4,000     4,134,552
 (u)   1.875%, 05/28/13................................... 10,000    10,206,570
 European Investment Bank
 (g)   5.000%, 03/07/12...................................  6,000     9,784,188
 (g)   4.750%, 06/06/12................................... 20,200    33,217,085
 (e)   4.375%, 04/15/13................................... 15,000    21,727,729
 (u)   5.250%, 05/15/13................................... 10,000    10,716,220
 (u)   1.875%, 06/17/13................................... 60,000    61,250,640

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^      VALUE+
                                                        -------- --------------
                                                         (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Inter-American Development Bank
(c)   4.250%, 12/02/12.................................    6,560 $    6,796,601
International Bank for Reconstruction & Development
(c)   4.300%, 12/15/12.................................   12,000     12,453,875
(u)   1.750%, 07/15/13.................................   25,000     25,595,150
                                                                 --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        260,988,915
                                                                 --------------
SWEDEN -- (2.6%)
Kommuninvest I Sverige AB
(u)   5.375%, 07/03/12.................................   71,000     73,241,115
(u)   2.125%, 09/17/12.................................   30,000     30,396,540
Nordea Bank AB
(u)   2.500%, 11/13/12.................................   27,500     27,795,983
                                                                 --------------
TOTAL SWEDEN...........................................             131,433,638
                                                                 --------------
UNITED KINGDOM -- (3.7%)
Barclays Bank P.L.C.
      2.875%, 12/23/11.................................   14,300     23,061,483
(u)   5.450%, 09/12/12.................................   36,000     37,013,688
Lloyds TSB Bank P.L.C.
(u)   2.800%, 04/02/12.................................   23,000     23,208,771
Network Rail Infrastructure Finance P.L.C.
(u)   3.500%, 06/17/13.................................   97,000    101,565,402
                                                                 --------------
TOTAL UNITED KINGDOM...................................             184,849,344
                                                                 --------------
UNITED STATES -- (4.3%)
Bear Stearns Cos. LLC (The)
      6.950%, 08/10/12................................. $ 15,000     15,716,430
General Electric Capital Corp.
      3.500%, 08/13/12.................................   28,000     28,602,224
      5.250%, 10/19/12.................................   10,000     10,417,080
      5.450%, 01/15/13.................................   10,000     10,516,730
#     4.800%, 05/01/13.................................   20,000     21,047,340
Johnson & Johnson
      0.700%, 05/15/13.................................   95,000     95,345,040
JPMorgan Chase & Co.
      5.375%, 10/01/12.................................   11,844     12,349,786

                                                         FACE
                                                        AMOUNT       VALUE+
                                                        -------- --------------
                                                         (000)
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
      4.550%, 05/01/13................................. $ 19,047 $   20,171,763
                                                                 --------------
TOTAL UNITED STATES....................................             214,166,393
                                                                 --------------
TOTAL BONDS............................................           3,097,556,581
                                                                 --------------
AGENCY OBLIGATIONS -- (25.3%)
Federal Home Loan Bank
      1.750%, 03/08/13.................................    8,500      8,647,892
#     1.625%, 03/20/13.................................   55,000     55,960,410
#     1.000%, 03/27/13.................................   55,000     55,491,205
      3.625%, 05/29/13.................................   75,000     78,821,775
#     1.875%, 06/21/13.................................   40,000     40,974,440
Federal Home Loan Mortgage Corporation
      0.750%, 03/28/13.................................  108,000    108,641,304
      1.625%, 04/15/13.................................   97,000     98,816,907
#     3.500%, 05/29/13.................................   79,000     82,930,645
#     3.750%, 06/28/13.................................  105,000    111,002,325
      4.500%, 07/15/13.................................   70,000     74,946,270
Federal National Mortgage Association
      3.625%, 02/12/13.................................   15,000     15,623,370
      1.750%, 02/22/13.................................   83,000     84,524,710
      0.750%, 02/26/13.................................   50,000     50,294,350
      4.375%, 03/15/13.................................  130,000    137,216,820
#     3.250%, 04/09/13.................................   50,000     52,157,500
#     1.750%, 05/07/13.................................  155,000    158,224,930
#     0.500%, 08/09/13.................................   50,000     50,115,250
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           1,264,390,103
                                                                 --------------
COMMERCIAL PAPER -- (8.4%)
ASB Finance, Ltd.
      0.511%, 03/19/12.................................   30,000     29,948,667
      0.521%, 03/20/12.................................   45,000     44,921,920
Caisse des Depots Et Consignations
      0.572%, 03/19/12.................................   50,000     49,914,445
      0.622%, 03/27/12.................................   68,000     67,870,283
Electricite de France
      0.582%, 03/13/12.................................   24,000     23,962,301
      0.592%, 03/19/12.................................   40,000     39,931,556
      0.602%, 03/19/12.................................   44,000     43,924,712
Nordea North America, Inc.
      0.416%, 02/17/12.................................   40,000     39,956,644

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
 NRW.Bank
       0.421%, 02/13/12............................ $     80,000 $   79,918,336
                                                                 --------------
 TOTAL COMMERCIAL PAPER............................                 420,348,864
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
 SECURITIES LENDING COLLATERAL -- (4.3%)
 (S)@  DFA Short Term Investment Fund..............  215,122,010    215,122,010
                                                                 --------------

                                                                     VALUE+
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,979,157,289)...........................              $4,997,417,558
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
 Bonds
    Australia..................   --    $   29,074,764    --    $   29,074,764
    Austria....................   --       181,140,210    --       181,140,210
    Canada.....................   --       536,944,807    --       536,944,807
    Denmark....................   --       166,194,611    --       166,194,611
    Finland....................   --        16,007,520    --        16,007,520
    France.....................   --       428,004,015    --       428,004,015
    Germany....................   --       369,765,274    --       369,765,274
    Japan......................   --        90,945,158    --        90,945,158
    Netherlands................   --       352,533,421    --       352,533,421
    New Zealand................   --        59,289,655    --        59,289,655
    Norway.....................   --        76,218,856    --        76,218,856
    Supranational Organization
      Obligations..............   --       260,988,915    --       260,988,915
    Sweden.....................   --       131,433,638    --       131,433,638
    United Kingdom.............   --       184,849,344    --       184,849,344
    United States..............   --       214,166,393    --       214,166,393
 Agency Obligations............   --     1,264,390,103    --     1,264,390,103
 Commercial Paper..............   --       420,348,864    --       420,348,864
 Securities Lending Collateral.   --       215,122,010    --       215,122,010
 Forward Currency Contracts**..   --       (20,959,072)   --       (20,959,072)
                                  --    --------------    --    --------------
 TOTAL.........................   --    $4,976,458,486    --    $4,976,458,486
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
  BONDS -- (90.6%)
  AUSTRALIA -- (3.8%)
  Commonwealth Bank of Australia
  (z)   4.000%, 02/20/12.................................  4,581  $ 3,713,895
        5.250%, 04/17/12.................................  8,800    9,280,352
  General Electric Capital Australia Funding, Ltd.
        8.000%, 02/13/12.................................  1,000    1,061,278
  National Australia Bank, Ltd.
        4.250%, 01/27/12.................................    530      557,100
        5.250%, 05/04/12.................................  9,600   10,122,655
  Toyota Finance Australia, Ltd.
        5.460%, 12/17/12.................................  3,200    3,366,006
  Westpac Banking Corp.
        7.250%, 09/24/12.................................  1,500    1,611,084
                                                                  -----------
  TOTAL AUSTRALIA........................................          29,712,370
                                                                  -----------
  AUSTRIA -- (4.6%)
  Asfinag AG
  (u)   2.000%, 10/22/12.................................  9,500    9,630,948
  Austria Government International Bond AG
  (u)   3.250%, 06/25/13................................. 15,200   15,823,990
  Oesterreichische Kontrollbank AG
  (u)   4.750%, 10/16/12.................................  9,414    9,778,896
                                                                  -----------
  TOTAL AUSTRIA..........................................          35,233,834
                                                                  -----------
  CANADA -- (11.8%)
  Bank of Nova Scotia
        5.040%, 04/08/13................................. 17,000   17,870,680
  British Columbia, Province of Canada
        4.700%, 12/18/12................................. 11,000   11,478,846
        5.500%, 04/24/13.................................  4,500    4,794,131
  (u)   4.300%, 05/30/13.................................  4,000    4,239,108
  Export Development Canada
  (n)   3.000%, 03/14/13................................. 30,000    5,462,283
  GE Capital Canada Funding Co.
        5.150%, 06/06/13.................................  2,500    2,623,476
  Ontario, Province of Canada
  (n)   3.000%, 05/14/13................................. 30,000    5,445,110
        4.750%, 06/02/13................................. 12,500   13,236,895
  Royal Bank of Canada
  (e)   3.250%, 01/18/13.................................  6,600    9,310,511
        5.060%, 07/17/13.................................  3,500    3,709,175
  (u)   2.100%, 07/29/13.................................  8,800    8,990,652

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
  CANADA -- (Continued)
  Toronto-Dominion Bank (The)
        4.854%, 02/13/13.................................  4,000  $ 4,184,359
                                                                  -----------
  TOTAL CANADA...........................................          91,345,226
                                                                  -----------
  DENMARK -- (4.8%)
  Danske Bank A.S.
  (u)   2.500%, 05/10/12................................. 10,000   10,099,430
  FIH Erhvervsbank A.S.
  (u)   1.750%, 12/06/12.................................  5,000    5,061,500
  (e)   2.125%, 03/21/13.................................  5,000    6,977,307
  Kommunekredit A.S.
  (n)   5.100%, 11/23/11.................................  2,500      449,494
  (u)   1.250%, 09/03/13................................. 14,000   14,133,812
                                                                  -----------
  TOTAL DENMARK..........................................          36,721,543
                                                                  -----------
  FINLAND -- (1.2%)
  Municipality Finance P.L.C.
  (n)   2.750%, 09/16/13.................................  6,500    1,165,447
  Nordea Bank Finland P.L.C. Floating Rate Note
  (r)(u)0.818%, 04/05/13.................................  8,000    8,003,760
                                                                  -----------
  TOTAL FINLAND..........................................           9,169,207
                                                                  -----------
  FRANCE -- (8.6%)
  Agence Francaise de Developpement SA
  (u)   2.250%, 05/22/12.................................  5,000    5,039,680
  Caisse d'Amortissement de la Dette Sociale SA
  (u)   1.625%, 11/27/12.................................  2,400    2,419,942
        3.250%, 04/25/13.................................  2,100    2,978,682
  (u)   3.250%, 07/15/13................................. 14,000   14,524,370
  (u)   1.375%, 07/29/13.................................  2,000    2,014,596
  Caisse des Depots et Consignations SA
  (u)   3.000%, 06/22/12.................................  2,000    2,031,896
  French Treasury Note BTAN
        0.750%, 09/20/12.................................  7,000    9,672,640
        3.750%, 01/12/13.................................  6,000    8,575,259
  Reseau Ferre de France SA
  (t)   5.375%, 06/07/12.................................  2,500    2,640,405
  Societe Financement del'Economie Francaise SA
  (u)   2.250%, 06/11/12.................................  5,000    5,050,085

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 FRANCE -- (Continued)
 Total Capital SA
 (g)   4.625%, 03/07/12...................................  5,000  $ 8,125,030
 (u)   5.000%, 05/22/12...................................  1,800    1,842,302
 (z)   6.500%, 07/20/12...................................  2,200    1,814,246
                                                                   -----------
 TOTAL FRANCE.............................................          66,729,133
                                                                   -----------
 GERMANY -- (7.7%)
 Kreditanstalt fuer Wiederaufbau
 (n)   3.000%, 03/23/12...................................  6,500    1,168,768
 (u)   2.250%, 04/16/12...................................    800      806,563
 (u)   1.875%, 01/14/13...................................  3,700    3,760,210
 (t)   4.500%, 03/26/13...................................  1,400    1,481,947
       1.250%, 06/17/13...................................  1,800    2,500,244
       5.125%, 06/17/13...................................  3,000    4,417,796
 (z)   5.125%, 07/22/13...................................  7,000    5,807,951
 Landesbank Hessen-Thueringen Girozentrale
 (g)   5.375%, 03/07/12...................................  2,000    3,258,360
 Landeskreditbank Baden-Wuerttemberg Foerderbank
 (u)   2.000%, 10/01/12...................................  3,000    3,038,031
 Landwirtschaftliche Rentenbank
 (s)   2.550%, 12/12/11................................... 40,000    6,139,027
 (u)   3.000%, 04/16/12...................................  5,300    5,359,662
 (u)   5.250%, 07/02/12...................................  1,800    1,857,494
 (n)   4.820%, 03/11/13................................... 37,000    6,813,432
 NRW.Bank AG
 (n)   3.500%, 05/21/13................................... 31,000    5,630,326
 State of North Rhine-Westphalia
 (n)   5.000%, 04/30/12................................... 43,000    7,792,211
                                                                   -----------
 TOTAL GERMANY............................................          59,832,022
                                                                   -----------
 JAPAN -- (1.6%)
 Japan Finance Corp.
 (u)   1.500%, 07/06/12................................... 12,000   12,074,712
                                                                   -----------
 NETHERLANDS -- (8.7%)
 Bank Nederlandse Gemeenten NV
 (s)   3.875%, 01/11/12................................... 48,970    7,525,141
       3.875%, 02/21/13...................................  2,000    2,857,258
 (t)   5.500%, 06/03/13...................................    974    1,036,811
 (u)   3.750%, 07/15/13...................................  8,000    8,415,688

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 NETHERLANDS -- (Continued)
 Nederlandse
 Waterschapsbank NV
 (u)   5.375%, 09/04/12...................................  4,000  $ 4,158,376
 Netherlands Government Bond NV
       1.750%, 01/15/13...................................  2,000    2,802,906
 Rabobank Nederland NV
 (z)   4.750%, 12/07/11...................................  8,800    7,128,361
 (n)   4.000%, 02/02/12................................... 44,000    7,908,046
 (n)   3.000%, 04/03/12................................... 10,000    1,795,084
 (t)   6.000%, 01/15/13...................................  2,000    2,127,079
 (z)   5.125%, 03/12/13...................................  2,000    1,642,792
 Shell International Finance BV
 (u)   1.875%, 03/25/13................................... 10,000   10,210,240
 SNS Bank NV
       2.875%, 01/30/12...................................  7,000    9,723,094
                                                                   -----------
 TOTAL NETHERLANDS........................................          67,330,876
                                                                   -----------
 NEW ZEALAND -- (1.5%)
 ANZ National International, Ltd.
 (u)   3.250%, 04/02/12...................................  2,200    2,225,326
 Westpac Securities, Ltd.
 (u)   2.500%, 05/25/12...................................  9,000    9,090,036
                                                                   -----------
 TOTAL NEW ZEALAND........................................          11,315,362
                                                                   -----------
 NORWAY -- (4.6%)
 Eksportfinans ASA
 (c)   4.000%, 01/25/12...................................  2,350    2,367,730
 (u)   1.875%, 04/02/13................................... 18,500   18,802,105
 Kommunalbanken AS
       4.000%, 11/02/11................................... 34,770    6,243,379
 (s)   1.875%, 05/08/12................................... 36,000    5,500,958
       2.750%, 07/24/12................................... 15,670    2,813,436
                                                                   -----------
 TOTAL NORWAY.............................................          35,727,608
                                                                   -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (18.3%)
 Asian Development Bank
 (t)   6.000%, 05/24/12...................................  2,500    2,654,678
 (t)   0.500%, 10/09/12...................................  1,800    1,830,189
 (t)   0.500%, 03/27/13...................................  4,000    3,989,672
 (t)   1.000%, 05/08/13...................................  1,500    1,500,215
 (u)   1.625%, 07/15/13................................... 10,000   10,194,050
 Council of Europe Development Bank
 (t)   5.500%, 01/18/12...................................  2,400    2,532,346

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
 (g)   4.625%, 03/07/12...................................  2,300  $  3,744,592
 Eurofima
 (u)   5.125%, 08/02/12...................................  2,000     2,067,276
 (s)   2.000%, 10/30/12................................... 95,000    14,507,045
 (u)   1.875%, 05/28/13...................................  5,000     5,103,285
 European Bank For Reconstruction & Development
 (z)   3.310%, 03/21/12...................................  3,000     2,431,205
 (u)   3.625%, 06/17/13...................................  8,000     8,401,120
 European Investment Bank
 (z)   7.000%, 01/18/12...................................  9,800     7,983,016
 (g)   5.000%, 03/07/12...................................  1,000     1,630,698
 (g)   4.750%, 06/06/12...................................    800     1,315,528
 (n)   4.375%, 08/31/12...................................  6,600     1,201,848
 (n)   3.125%, 01/07/13................................... 39,000     7,060,141
 Inter-American Development Bank
 (z)   7.250%, 05/24/12...................................  9,500     7,850,419
 (c)   4.250%, 12/02/12...................................  1,640     1,699,150
 (z)   0.500%, 01/29/13................................... 10,000     7,778,585
 (t)   1.000%, 03/18/13...................................  3,800     3,819,584
 International Bank for Reconstruction & Development
 (t)   3.200%, 01/23/12...................................  1,827     1,916,842
 (t)   4.370%, 05/17/12...................................  1,389     1,463,683
 (t)   1.000%, 11/20/12...................................  4,500     4,580,305
 International Finance Corp.
 (t)   5.100%, 11/26/12...................................  6,200     6,528,929
 International Finance Facility For Immunisation
 (z)   2.650%, 02/21/12................................... 15,800    12,692,972
 Nordic Investment Bank
 (t)   3.100%, 02/02/12...................................  7,200     7,569,242
 (n)   2.250%, 08/31/12................................... 40,000     7,169,202
                                                                   ------------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............          141,215,817
                                                                   ------------
 SWEDEN -- (4.7%)
 City of Gothenburg Sweden AB
       4.700%, 11/13/12................................... 19,400     3,051,091
 Kommuninvest I Sverige AB
 (u)   5.375%, 07/03/12................................... 12,200    12,585,093
       2.650%, 07/13/12................................... 16,000     2,454,653
 (t)   4.900%, 02/26/13...................................  2,500     2,637,191

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 SWEDEN -- (Continued)
 Svensk Exportkredit AB
 (z)   5.000%, 08/17/12...................................  18,900 $ 15,406,989
                                                                   ------------
 TOTAL SWEDEN.............................................           36,135,017
                                                                   ------------
 UNITED KINGDOM -- (4.8%)
 Barclays Bank P.L.C.
       2.875%, 12/23/11...................................   5,400    8,708,532
 (u)   5.450%, 09/12/12...................................   5,000    5,140,790
 Lloyds TSB Bank P.L.C.
       2.750%, 03/16/12...................................   1,600    2,590,339
 Network Rail Infrastructure Finance P.L.C.
       4.875%, 03/07/12...................................   6,900   11,237,249
 (u)   3.500%, 06/17/13...................................   9,000    9,423,594
                                                                   ------------
 TOTAL UNITED KINGDOM.....................................           37,100,504
                                                                   ------------
 UNITED STATES -- (3.9%)
 General Electric Capital Corp.
 (g)   2.750%, 12/07/11................................... $ 6,050    9,743,775
       6.000%, 06/15/12...................................   1,800    1,857,537
       5.250%, 10/19/12...................................   2,000    2,083,416
       2.800%, 01/08/13...................................   3,000    3,060,270
 JPMorgan Chase & Co.
       5.375%, 10/01/12...................................   1,500    1,564,056
 Mellon Funding Corp.
 (g)   6.375%, 11/08/11...................................   2,330    3,748,766
 Wells Fargo Bank NA
 (e)   6.000%, 05/23/13...................................   5,500    8,039,642
                                                                   ------------
 TOTAL UNITED STATES......................................           30,097,462
                                                                   ------------
 TOTAL BONDS..............................................          699,740,693
                                                                   ------------
 AGENCY OBLIGATIONS -- (6.8%)
 Federal Home Loan Bank
       1.875%, 06/21/13...................................  11,000   11,267,971
       3.625%, 10/18/13...................................   5,000    5,308,565
 Federal Home Loan Mortgage Corporation
       4.500%, 01/15/13...................................   3,500    3,676,775
       0.750%, 03/28/13...................................   3,000    3,017,814
       1.625%, 04/15/13...................................   3,000    3,056,193
       3.750%, 06/28/13...................................   5,000    5,285,825
       0.375%, 10/30/13...................................   9,000    8,988,426
 Federal National Mortgage Association
       3.625%, 02/12/13...................................   3,000    3,124,674

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 AGENCY OBLIGATIONS -- (Continued)
       1.750%, 02/22/13.................................... $ 8,600 $ 8,757,982
                                                                    -----------
 TOTAL AGENCY OBLIGATIONS..................................          52,484,225
                                                                    -----------
 COMMERCIAL PAPER -- (2.6%)
 Electricite de France
       0.592%, 03/19/12....................................  14,000  13,976,045

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
 COMMERCIAL PAPER -- (Continued)
       0.602%, 03/19/12.................................... $6,000 $  5,989,733
                                                                   ------------
 TOTAL COMMERCIAL PAPER....................................          19,965,778
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
       (Cost $756,873,425).................................        $772,190,696
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                    ------------------------------------------
                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia.......................   --    $ 29,712,370    --    $ 29,712,370
   Austria.........................   --      35,233,834    --      35,233,834
   Canada..........................   --      91,345,226    --      91,345,226
   Denmark.........................   --      36,721,543    --      36,721,543
   Finland.........................   --       9,169,207    --       9,169,207
   France..........................   --      66,729,133    --      66,729,133
   Germany.........................   --      59,832,022    --      59,832,022
   Japan...........................   --      12,074,712    --      12,074,712
   Netherlands.....................   --      67,330,876    --      67,330,876
   New Zealand.....................   --      11,315,362    --      11,315,362
   Norway..........................   --      35,727,608    --      35,727,608
   Supranational Organization
     Obligations...................   --     141,215,817    --     141,215,817
   Sweden..........................   --      36,135,017    --      36,135,017
   United Kingdom..................   --      37,100,504    --      37,100,504
   United States...................   --      30,097,462    --      30,097,462
Agency Obligations.................   --      52,484,225    --      52,484,225
Commercial Paper...................   --      19,965,778    --      19,965,778
Forward Currency Contracts**.......   --        (864,187)   --        (864,187)
                                      --    ------------    --    ------------
TOTAL..............................   --    $771,326,509    --    $771,326,509
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
 AGENCY OBLIGATIONS -- (99.3%)
 Federal Farm Credit Bank
       1.750%, 02/21/13................................ $  4,000 $    4,067,020
       1.125%, 02/27/14................................    4,000      4,052,876
       2.625%, 04/17/14................................   62,500     65,592,250
       3.000%, 09/22/14................................   14,000     14,890,918
       1.625%, 11/19/14................................   80,000     82,070,719
       1.500%, 11/16/15................................   29,595     30,199,626
       4.875%, 12/16/15................................   12,000     13,870,284
 Federal Home Loan Bank
       1.500%, 01/16/13................................  107,700    109,169,674
       3.375%, 02/27/13................................   37,300     38,783,869
       1.625%, 03/20/13................................   10,000     10,174,620
       1.875%, 06/21/13................................  112,000    114,728,432
       5.125%, 08/14/13................................   38,000     41,209,176
       4.500%, 09/16/13................................  147,500    158,696,725
       3.625%, 10/18/13................................   27,000     28,666,251
       2.375%, 03/14/14................................   16,000     16,685,200
       5.500%, 08/13/14................................   36,500     41,365,706
       2.750%, 12/12/14................................   14,000     14,846,034
       2.875%, 06/12/15................................   66,000     70,537,698
       1.750%, 09/11/15................................  135,800    139,463,884
       1.625%, 09/28/15................................    5,600      5,722,130
       1.625%, 12/11/15................................   21,500     21,847,763
       5.000%, 12/21/15................................   44,000     50,716,028
       3.125%, 03/11/16................................   24,500     26,511,352
       5.375%, 05/18/16................................   49,000     58,175,152
       2.125%, 06/10/16................................  119,000    123,621,484
 Tennessee Valley Authority
       4.750%, 08/01/13................................   20,000     21,477,260
       4.375%, 06/15/15................................   14,725     16,548,971
                                                                 --------------
 TOTAL AGENCY OBLIGATIONS..............................           1,323,691,102
                                                                 --------------

                                                        SHARES
                                                       ---------
 TEMPORARY CASH INVESTMENTS -- (0.7%)
       BlackRock Liquidity Funds FedFund Portfolio.... 9,709,445      9,709,445
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
       (Cost $1,311,577,505)..........................           $1,333,400,547
                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              ------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $1,323,691,102   --    $1,323,691,102
  Temporary Cash Investments. $9,709,445             --   --         9,709,445
                              ---------- --------------   --    --------------
  TOTAL...................... $9,709,445 $1,323,691,102   --    $1,333,400,547
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 BONDS -- (92.6%)
 AUSTRALIA -- (6.5%)
 Commonwealth Bank of Australia
 #(u)  3.500%, 03/19/15................................... 31,000  $ 32,242,790
 National Australia Bank, Ltd.
 (g)   5.375%, 12/08/14................................... 64,115   111,461,319
 Suncorp-Metway, Ltd.
 (g)   4.000%, 01/16/14................................... 63,705   108,870,271
 Westpac Banking Corp.
 (u)   4.200%, 02/27/15...................................  2,500     2,643,390
 (u)   3.000%, 08/04/15................................... 59,135    60,165,250
 (u)   3.000%, 12/09/15................................... 25,000    25,415,400
                                                                   ------------
 TOTAL AUSTRALIA..........................................          340,798,420
                                                                   ------------
 AUSTRIA -- (2.9%)
 Oesterreichische Kontrollbank AG
 #(u)  1.750%, 10/05/15................................... 50,000    50,967,400
 (u)   4.875%, 02/16/16................................... 30,065    34,471,086
 (u)   2.000%, 06/03/16................................... 63,934    65,591,745
                                                                   ------------
 TOTAL AUSTRIA............................................          151,030,231
                                                                   ------------
 BELGIUM -- (1.3%)
 Belgium Government International Bond
 (u)   2.875%, 09/15/14................................... 10,000     9,995,550
 (u)   2.750%, 03/05/15................................... 62,000    60,574,062
                                                                   ------------
 TOTAL BELGIUM............................................           70,569,612
                                                                   ------------
 CANADA -- (12.3%)
 Bank of Nova Scotia
 (u)   2.050%, 10/07/15................................... 83,000    84,067,131
 (u)   2.900%, 03/29/16................................... 59,200    61,792,072
 British Columbia, Province of Canada
 #(u)  2.100%, 05/18/16................................... 90,900    93,933,878
 Export Development Canada
 (g)   3.625%, 09/07/15................................... 56,751    99,688,603
 Manitoba, Province of Canada
 (u)   2.625%, 07/15/15................................... 19,700    20,680,883
 Ontario, Province of Canada
 (u)   1.875%, 09/15/15................................... 17,000    17,317,611
 (u)   4.750%, 01/19/16...................................  9,000    10,157,049
 #(u)  5.450%, 04/27/16...................................  9,000    10,491,867
 (u)   2.300%, 05/10/16................................... 60,000    61,401,540
 #(u)  1.600%, 09/21/16................................... 32,000    31,642,688

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          ------- ------------
                                                           (000)
  CANADA -- (Continued)
  Royal Bank of Canada
  (u)   2.625%, 12/15/15................................. 40,300  $ 41,710,540
  #(u)  2.875%, 04/19/16................................. 56,700    58,831,636
  (u)   2.300%, 07/20/16................................. 45,000    45,664,740
  Toronto-Dominion Bank (The)
  (u)   2.500%, 07/14/16................................. 10,000    10,236,520
                                                                  ------------
  TOTAL CANADA...........................................          647,616,758
                                                                  ------------
  FINLAND -- (2.7%)
  Municipality Finance P.L.C.
  (u)   2.375%, 05/16/16................................. 89,200    92,484,076
  Republic of Finland
  (u)   2.250%, 03/17/16................................. 48,000    50,209,488
                                                                  ------------
  TOTAL FINLAND..........................................          142,693,564
                                                                  ------------
  FRANCE -- (7.1%)
  Agence Francaise de Developpement SA
  (u)   2.500%, 07/15/15................................. 25,000    25,846,925
  BNP Paribas SA
  (u)   3.250%, 03/11/15................................. 76,100    75,097,230
  Caisse d'Amortissement de la Dette Sociale SA
  (u)   1.875%, 09/15/15................................. 25,000    25,228,625
  (g)   2.250%, 12/07/15................................. 75,000   121,021,900
  Total Capital SA
  (u)   2.875%, 03/18/15.................................  9,200     9,660,506
  #(u)  3.000%, 06/24/15................................. 62,725    66,551,162
  (u)   3.125%, 10/02/15................................. 37,835    40,148,459
  #(u)  2.300%, 03/15/16.................................  9,697     9,998,683
                                                                  ------------
  TOTAL FRANCE...........................................          373,553,490
                                                                  ------------
  GERMANY -- (5.4%)
  Kreditanstalt fuer Wiederaufbau
  (g)   5.500%, 12/07/15................................. 62,000   115,203,184
  (g)   3.750%, 09/07/16................................. 20,000    35,056,196
  Landeskreditbank Baden-Wuerttemberg Foerderbank
  (u)   2.250%, 07/15/16................................. 34,000    34,729,742
  Landwirtschaftliche Rentenbank
  (u)   3.125%, 07/15/15................................. 40,200    43,132,590

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                            (000)
 GERMANY -- (Continued)
 #(u)  2.500%, 02/15/16................................... 31,000  $ 32,518,194
 #(u)  2.125%, 07/15/16................................... 20,000    20,669,880
                                                                   ------------
 TOTAL GERMANY............................................          281,309,786
                                                                   ------------
 IRELAND -- (0.2%)
 GE Capital UK Funding
 (g)   5.625%, 12/12/14...................................  7,097    12,225,194
                                                                   ------------
 JAPAN -- (2.1%)
 Development Bank of Japan
 (u)   2.875%, 04/20/15................................... 23,000    24,255,340
 Japan Finance Corp.
 (u)   1.875%, 09/24/15................................... 74,100    74,940,664
 #(u)  2.500%, 01/21/16................................... 13,000    13,563,589
                                                                   ------------
 TOTAL JAPAN..............................................          112,759,593
 NETHERLANDS -- (9.2%)....................................
                                                                   ------------
 Bank Nederlandse Gemeenten NV
 (u)   2.750%, 07/01/15................................... 25,000    26,183,225
 (u)   1.750%, 10/06/15................................... 55,200    55,854,010
 (g)   2.375%, 12/23/15................................... 17,000    28,098,313
 (u)   2.500%, 01/11/16...................................  5,000     5,199,200
 (g)   5.250%, 02/26/16...................................  6,928    12,741,692
 (u)   5.125%, 10/05/16................................... 20,000    23,096,980
 Nederlandse Waterschapsbank NV
 (u)   3.000%, 03/17/15................................... 74,634    78,729,989
 (u)   2.000%, 09/09/15................................... 18,000    18,384,228
 (g)   5.625%, 11/17/15...................................  5,033     9,328,162
 (u)   2.125%, 06/16/16................................... 40,000    40,740,080
 Rabobank Nederland NV
 (g)   5.125%, 10/27/14................................... 12,338    21,640,510
 (g)   4.000%, 09/10/15................................... 48,500    81,917,454
 (u)   2.125%, 10/13/15................................... 40,000    40,325,080
 Shell International Finance BV
 (u)   3.100%, 06/28/15................................... 40,391    43,005,833
                                                                   ------------
 TOTAL NETHERLANDS........................................          485,244,756
                                                                   ------------
 NEW ZEALAND -- (0.9%)....................................
 ASB Finance, Ltd.
 (g)   3.250%, 12/09/13................................... 10,000    16,307,302
 Westpac Securities, Ltd.
 (u)   3.450%, 07/28/14................................... 28,100    30,023,445
                                                                   ------------
 TOTAL NEW ZEALAND........................................           46,330,747
                                                                   ------------

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 NORWAY -- (4.2%)
 Eksportfinans ASA
 (u)   2.000%, 09/15/15...................................  69,000 $ 69,874,575
 (u)   2.375%, 05/25/16...................................  17,000   17,165,223
 (u)   5.500%, 05/25/16...................................  51,000   58,839,873
 Kommunalbanken AS
 (u)   2.375%, 01/19/16...................................  71,000   73,915,544
                                                                   ------------
 TOTAL NORWAY.............................................          219,795,215
                                                                   ------------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.2%)
 African Development Bank
 (u)   2.500%, 03/15/16...................................  42,000   44,645,244
 Asian Development Bank
 (u)   2.500%, 03/15/16...................................  10,000   10,590,830
 Council of Europe Development Bank
 #(u)  1.250%, 09/22/16................................... 148,000  146,601,104
 Eurofima
 (g)   6.125%, 10/14/14...................................  11,400   20,811,154
 (u)   5.250%, 04/07/16...................................  20,000   23,146,180
 European Bank for Reconstruction & Development
 (u)   1.625%, 09/03/15...................................  54,000   55,101,924
 European Financial Stability Facility
 (e)   2.750%, 07/18/16...................................  25,000   34,946,036
 European Investment Bank
 (g)   4.375%, 07/08/15...................................  17,000   29,939,468
 (g)   3.000%, 12/07/15...................................  50,100   84,104,168
 (g)   4.875%, 09/07/16...................................  20,600   37,354,455
 European Union
 (e)   2.750%, 06/03/16...................................  20,000   28,517,504
 International Finance Facility for Immunisation
 (g)   3.375%, 05/15/14...................................  33,915   57,540,711
 Nordic Investment Bank
 (u)   2.250%, 03/15/16...................................  67,000   70,129,570
                                                                   ------------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                       643,428,348
                                                                   ------------
 SWEDEN -- (1.0%)
 Nordea Bank AB
 (u)   3.700%, 11/13/14...................................  10,100   10,461,115

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^        VALUE+
                                                    ------------ --------------
                                                       (000)
 SWEDEN -- (Continued)
 Svensk Exportkredit AB
 #(u)  1.750%, 10/20/15............................       43,600 $   44,051,478
                                                                 --------------
 TOTAL SWEDEN......................................                  54,512,593
                                                                 --------------
 UNITED KINGDOM -- (6.2%)
 Barclays Bank P.L.C.
 (u)   5.200%, 07/10/14............................       50,000     52,793,750
 #(u)  3.900%, 04/07/15............................       20,000     20,346,540
 Network Rail Infrastructure Finance P.L.C.
       4.875%, 11/27/15............................       63,929    117,383,155
 United Kingdom Gilt
       4.750%, 09/07/15............................        7,000     12,855,450
       2.000%, 01/22/16............................       68,000    113,113,566
       4.000%, 09/07/16............................        5,000      9,067,178
                                                                 --------------
 TOTAL UNITED KINGDOM..............................                 325,559,639
                                                                 --------------
 UNITED STATES -- (18.4%)
 3M Co.
       1.375%, 09/29/16............................ $     37,626     37,706,030
 Bank of New York Mellon Corp. (The)
 #     2.950%, 06/18/15............................       31,645     32,916,148
       2.500%, 01/15/16............................       16,017     16,324,847
       2.300%, 07/28/16............................        5,000      5,056,070
 Berkshire Hathaway Finance Corp.
       2.450%, 12/15/15............................       24,862     25,740,747
 Berkshire Hathaway, Inc.
       2.200%, 08/15/16............................       73,200     74,501,569
 Colgate-Palmolive Co.
       3.150%, 08/05/15............................       10,285     10,978,003
 General Electric Capital Corp.
       3.500%, 06/29/15............................       82,800     86,321,981
       4.375%, 09/21/15............................        6,000      6,448,290
       2.250%, 11/09/15............................       32,000     32,048,864
       2.950%, 05/09/16............................        9,000      9,110,358
 Google, Inc.
 #     2.125%, 05/19/16............................       54,025     55,598,964
 Johnson & Johnson
       2.150%, 05/15/16............................      143,000    148,269,836

                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
 UNITED STATES -- (Continued)
 Microsoft Corp.
       1.625%, 09/25/15............................ $     69,119 $   70,738,113
 #     2.500%, 02/08/16............................       45,000     47,385,720
 Novartis Capital Corp.
       2.900%, 04/24/15............................        4,500      4,778,581
 Procter & Gamble Co. (The)
       3.150%, 09/01/15............................        5,750      6,154,806
       1.800%, 11/15/15............................       23,425     24,014,045
       1.450%, 08/15/16............................       17,180     17,211,577
 Toyota Motor Credit Corp.
       2.800%, 01/11/16............................      103,000    107,051,814
 Wal-Mart Stores, Inc.
       2.250%, 07/08/15............................       15,000     15,592,845
       1.500%, 10/25/15............................      130,500    132,423,962
                                                                 --------------
 TOTAL UNITED STATES...............................                 966,373,170
                                                                 --------------
 TOTAL BONDS.......................................               4,873,801,116
                                                                 --------------
 AGENCY OBLIGATIONS -- (4.8%)
 Federal Home Loan Bank
       3.125%, 03/11/16............................ $     36,000 $   38,955,456
 Federal Home Loan Mortgage Corporation
 #     4.750%, 01/19/16............................       40,000     46,070,280
 #     5.250%, 04/18/16............................       49,000     57,719,501
 Federal National Mortgage Association
       5.000%, 03/15/16............................       95,000    110,743,020
                                                                 --------------
 TOTAL AGENCY OBLIGATIONS. ........................                 253,488,257
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
 SECURITIES LENDING COLLATERAL -- (2.6%)
 (S)@   DFA Short Term Investment Fund.............  137,351,225    137,351,225
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $5,143,536,549)...........................              $5,264,640,598
                                                                 ==============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
 Bonds
    Australia..................   --    $  340,798,420    --    $  340,798,420
    Austria....................   --       151,030,231    --       151,030,231
    Belgium....................   --        70,569,612    --        70,569,612
    Canada.....................   --       647,616,758    --       647,616,758
    Finland....................   --       142,693,564    --       142,693,564
    France.....................   --       373,553,490    --       373,553,490
    Germany....................   --       281,309,786    --       281,309,786
    Ireland....................   --        12,225,194    --        12,225,194
    Japan......................   --       112,759,593    --       112,759,593
    Netherlands................   --       485,244,756    --       485,244,756
    New Zealand................   --        46,330,747    --        46,330,747
    Norway.....................   --       219,795,215    --       219,795,215
    Supranational Organization
      Obligations..............   --       643,428,348    --       643,428,348
    Sweden.....................   --        54,512,593    --        54,512,593
    United Kingdom.............   --       325,559,639    --       325,559,639
    United States..............   --       966,373,170    --       966,373,170
 Agency Obligations............   --       253,488,257    --       253,488,257
 Securities Lending Collateral.   --       137,351,225    --       137,351,225
 Forward Currency Contracts**..   --       (34,350,425)   --       (34,350,425)
                                  --    --------------    --    --------------
 TOTAL.........................   --    $5,230,290,173    --    $5,230,290,173
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 AGENCY OBLIGATIONS -- (65.2%)
 Federal Farm Credit Bank
       4.150%, 05/15/13.................................... $10,000 $10,577,170
       5.580%, 07/03/13....................................  23,000  24,983,221
       3.880%, 07/08/13....................................   7,000   7,407,400
       4.920%, 08/26/13....................................   4,125   4,461,192
       4.710%, 10/18/13....................................   7,000   7,584,416
       4.900%, 01/16/14....................................   5,700   6,248,471
       5.300%, 02/18/14....................................  12,000  13,301,388
       5.250%, 06/05/14....................................  14,400  16,106,573
       4.375%, 06/30/14....................................   3,915   4,309,793
       3.000%, 09/22/14....................................   7,000   7,445,459
       8.160%, 09/30/14....................................   3,615   4,388,375
       4.700%, 12/10/14....................................   4,000   4,462,128
       4.550%, 02/03/15....................................   4,500   5,037,610
       4.375%, 02/17/15....................................  14,300  15,942,069
       4.875%, 12/16/15....................................  15,000  17,337,855
       6.030%, 03/21/16....................................   4,700   5,672,872
       5.125%, 08/25/16....................................   8,000   9,446,392
       4.875%, 01/17/17....................................   6,435   7,553,783
       2.875%, 02/10/17....................................  32,000  34,364,160
       5.050%, 03/08/17....................................  10,000  11,756,990
       5.625%, 08/18/17....................................   4,000   4,907,832
       5.100%, 09/03/19....................................   9,000  10,866,267
       5.320%, 09/03/19....................................  21,300  25,627,393
       5.150%, 11/15/19....................................  11,200  13,443,102
       4.670%, 05/07/20....................................   5,600   6,554,223
       5.350%, 08/07/20....................................   6,700   8,194,609
       3.650%, 12/21/20....................................  44,000  47,709,728
       5.250%, 03/02/21....................................   6,100   7,262,745
       5.220%, 02/22/22....................................   5,000   6,071,065
       5.210%, 12/19/22....................................  21,200  25,500,017
       5.250%, 03/06/23....................................   6,000   7,267,530
       5.220%, 05/15/23....................................  48,100  58,450,302
 Federal Home Loan Bank
       5.126%, 02/28/13....................................   5,615   5,968,666
       3.875%, 06/14/13....................................  12,600  13,308,284
       5.375%, 06/14/13....................................  52,400  56,613,117
       4.500%, 09/16/13....................................  11,000  11,835,010
       6.395%, 06/03/14....................................   5,200   5,971,238
       5.250%, 06/18/14....................................  50,300  56,421,057
       6.700%, 06/25/14....................................  12,500  14,513,750
       5.500%, 08/13/14....................................  35,500  40,232,398
       4.500%, 11/14/14....................................   4,000   4,455,304
       2.875%, 06/12/15....................................  15,000  16,031,295
       2.875%, 09/11/15....................................  10,000  10,694,510
       1.375%, 12/11/15....................................  10,000  10,045,770
       4.875%, 03/11/16....................................  13,600  15,725,041

                                                          FACE
                                                         AMOUNT      VALUE+
                                                         ------- --------------
                                                         (000)
       5.375%, 05/18/16................................. $44,000 $   52,238,912
       2.125%, 06/10/16.................................  21,500     22,334,974
       5.375%, 09/09/16.................................   6,000      7,081,008
       5.125%, 10/19/16.................................  14,700     17,355,717
       4.750%, 12/16/16.................................  58,000     67,568,840
       3.625%, 03/10/17.................................  20,000     22,127,720
       4.875%, 05/17/17.................................  47,000     55,464,559
       5.000%, 11/17/17.................................  40,000     47,773,720
       3.125%, 12/08/17.................................  30,000     32,382,150
       5.375%, 05/15/19.................................   4,000      4,865,428
       5.125%, 08/15/19.................................   5,295      6,346,508
       4.500%, 09/13/19.................................   5,000      5,778,395
       4.125%, 12/13/19.................................  20,000     22,631,180
       4.125%, 03/13/20.................................  22,000     24,638,504
       3.000%, 03/18/20.................................  14,000     14,511,980
       3.375%, 06/12/20.................................  13,000     13,819,338
       4.625%, 09/11/20.................................  21,200     24,642,244
       5.000%, 03/12/21.................................   5,200      6,149,671
       5.625%, 06/11/21.................................   7,000      8,693,286
       5.000%, 12/10/21.................................  39,500     46,692,081
       5.250%, 06/10/22.................................   7,225      8,687,029
       5.750%, 06/10/22.................................  19,500     24,386,271
       5.375%, 09/30/22.................................  14,600     17,888,168
       4.750%, 03/10/23.................................  32,200     37,569,833
       5.375%, 08/15/24.................................   9,000     10,986,957
       4.375%, 03/13/26.................................  20,100     21,965,119
 Tennessee Valley Authority
       6.000%, 03/15/13.................................  28,100     30,257,743
       4.750%, 08/01/13.................................  12,500     13,423,287
       4.375%, 06/15/15.................................  13,500     15,172,232
       5.500%, 07/18/17.................................   8,500     10,244,702
       6.250%, 12/15/17.................................  46,000     57,623,096
       4.500%, 04/01/18.................................  44,700     51,508,302
       6.750%, 11/01/25.................................  17,500     23,973,600
                                                                 --------------
 TOTAL AGENCY OBLIGATIONS...............................          1,528,840,124
                                                                 --------------

 U.S. TREASURY OBLIGATIONS -- (34.0%)
 U.S. Treasury Bonds
       11.250%, 02/15/15................................  25,000     33,718,750
       10.625%, 08/15/15................................  11,000     15,111,250
       9.875%, 11/15/15.................................  14,800     20,212,404
       9.250%, 02/15/16.................................  16,500     22,409,062
       7.250%, 05/15/16.................................  34,000     43,711,250
       7.500%, 11/15/16.................................  36,800     48,544,389
       9.000%, 11/15/18.................................  12,200     18,297,145

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     ----------- --------------
                                                       (000)
      8.125%, 08/15/19.............................. $     3,800 $    5,582,436
      8.750%, 08/15/20..............................      19,700     30,584,250
      8.125%, 05/15/21..............................      27,100     41,329,614
      7.250%, 08/15/22..............................      28,000     41,370,000
      6.250%, 08/15/23..............................      35,000     48,726,580
      7.500%, 11/15/24..............................      41,300     64,079,511
      6.000%, 02/15/26..............................      37,000     51,557,206
      6.750%, 08/15/26..............................      41,500     61,958,214
U.S. Treasury Notes
      3.625%, 05/15/13..............................       7,700      8,101,239
      4.250%, 08/15/13..............................      26,100     27,955,553
      4.000%, 02/15/14..............................      10,500     11,380,194
      4.250%, 08/15/14..............................      15,500     17,157,772
      4.250%, 11/15/14..............................         500        557,188
      4.125%, 05/15/15..............................      10,000     11,250,000
      2.625%, 02/29/16..............................      22,400     24,136,000

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     ----------- --------------
                                                       (000)
      3.250%, 05/31/16.............................. $    10,000 $   11,069,530
      4.875%, 08/15/16..............................      18,200     21,567,000
      3.000%, 09/30/16..............................      37,000     40,587,261
      2.250%, 07/31/18..............................      48,000     50,190,000
      3.625%, 02/15/20..............................      22,500     25,563,870
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................                796,707,668
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
   BlackRock Liquidity Funds FedFund Portfolio......  18,026,287     18,026,287
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,147,462,504)............................             $2,343,574,079
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $1,528,840,124   --    $1,528,840,124
U.S. Treasury Obligations....          --    796,707,668   --       796,707,668
Temporary Cash Investments... $18,026,287             --   --        18,026,287
                              ----------- --------------   --    --------------
TOTAL........................ $18,026,287 $2,325,547,792   --    $2,343,574,079
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                            (000)
 AGENCY OBLIGATIONS -- (2.3%)
 Federal Farm Credit Bank
       4.875%, 12/16/15.................................... $1,935 $ 2,236,583
 Federal Home Loan Bank
       3.625%, 10/18/13....................................  8,500   9,024,560
 Federal Home Loan Mortgage Corporation
 #     4.875%, 11/15/13....................................  4,000   4,363,588
 #     4.750%, 11/17/15....................................  5,000   5,731,750
 Federal National Mortgage Association
       3.250%, 04/09/13....................................  3,000   3,129,450
       1.000%, 09/23/13....................................  4,000   4,044,372
 Tennessee Valley Authority
       6.000%, 03/15/13....................................  4,000   4,307,152
                                                                   -----------
 TOTAL AGENCY OBLIGATIONS. ................................         32,837,455
                                                                   -----------
 BONDS -- (88.3%)
 3M Co.
       4.375%, 08/15/13....................................  7,000   7,484,204
 ACE INA Holdings, Inc.
 #     5.600%, 05/15/15....................................  3,567   3,980,950
       2.600%, 11/23/15....................................  4,000   4,091,448
 Adobe Systems, Inc.
       3.250%, 02/01/15....................................  3,000   3,140,310
 Aflac, Inc.
       3.450%, 08/15/15....................................  1,875   1,919,087
 African Development Bank
 #     3.000%, 05/27/14....................................  7,000   7,433,335
 Agence Francaise de Developpement SA
       2.250%, 05/22/12....................................  2,000   2,015,872
 Air Products & Chemicals, Inc.
       2.000%, 08/02/16....................................  6,950   7,089,334
 Allstate Corp. (The)
 #     7.500%, 06/15/13....................................  2,100   2,296,478
       6.200%, 05/16/14....................................  5,000   5,631,050
 American Express Credit Corp.
 #     5.875%, 05/02/13....................................  1,000   1,063,427
       7.300%, 08/20/13....................................  3,800   4,159,871
 #     2.800%, 09/19/16....................................  3,500   3,554,331
 Ameriprise Financial, Inc.
       5.650%, 11/15/15....................................  2,000   2,261,596
 Amgen, Inc.
       4.850%, 11/18/14....................................  5,569   6,213,823
 Analog Devices, Inc.
 #     5.000%, 07/01/14....................................  1,500   1,646,045

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                            (000)
 Anheuser-Busch Cos., Inc.
       5.000%, 01/15/15.................................... $2,000 $ 2,227,356
 AON Corp.
       3.500%, 09/30/15....................................  3,000   3,108,729
 Appalachian Power Co.
       5.650%, 08/15/12....................................    600     621,166
 Archer-Daniels-Midland Co.
       7.125%, 03/01/13....................................    800     862,988
 Arizona Public Service Co.
       6.500%, 03/01/12....................................    600     609,918
 Arrow Electronics, Inc.
       6.875%, 07/01/13....................................  3,000   3,224,247
 Asian Development Bank
 #     2.625%, 02/09/15....................................  8,000   8,465,248
 Assurant, Inc.
       5.625%, 02/15/14....................................  3,000   3,124,011
 AT&T, Inc.
 #     6.700%, 11/15/13....................................  3,700   4,110,559
 #     2.500%, 08/15/15....................................  6,000   6,172,860
       2.400%, 08/15/16....................................  1,000   1,022,285
 Australia & New Zealand Banking Group, Ltd.
       5.125%, 11/14/11....................................  2,400   2,403,166
 Austria Government International Bond
       5.500%, 02/22/12....................................  3,020   3,065,188
       3.250%, 06/25/13....................................  5,000   5,205,260
 AutoZone, Inc.
       5.875%, 10/15/12....................................  1,760   1,834,441
 Avnet, Inc.
       6.000%, 09/01/15....................................  2,000   2,165,626
 Baltimore Gas & Electric Co.
       6.125%, 07/01/13....................................  3,750   4,032,626
 Bank Nederlandse Gemeenten NV
       2.750%, 07/01/15....................................  5,000   5,236,645
 Bank of New York Mellon Corp. (The)
       4.950%, 11/01/12....................................  2,500   2,604,448
 #     4.300%, 05/15/14....................................  2,000   2,163,796
 #     2.950%, 06/18/15....................................  6,314   6,567,627
 Bank of Nova Scotia
 #     2.250%, 01/22/13....................................  2,000   2,037,518
 #     2.375%, 12/17/13....................................  7,000   7,225,211
       3.400%, 01/22/15....................................  2,000   2,119,614
 #     2.900%, 03/29/16....................................  8,000   8,350,280
 Barclays Bank P.L.C.
 #     5.450%, 09/12/12....................................  6,700   6,888,659

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                            (000)
       5.200%, 07/10/14.................................... $2,000 $ 2,111,750
 Barrick Gold Finance Co.
       4.875%, 11/15/14....................................  5,000   5,441,500
 Baxter International, Inc.
       1.800%, 03/15/13....................................  2,750   2,790,612
       4.000%, 03/01/14....................................  3,600   3,855,002
 BB&T Corp.
       3.850%, 07/27/12....................................    500     511,411
       3.375%, 09/25/13....................................  3,650   3,791,102
 #     5.700%, 04/30/14....................................  6,000   6,590,358
 Belgium Government International Bond
       4.250%, 09/03/13....................................  1,000   1,029,079
       2.750%, 03/05/15....................................  2,000   1,954,002
 Bemis Co., Inc.
       5.650%, 08/01/14....................................  2,000   2,173,398
 Berkshire Hathaway Finance Corp.
       4.850%, 01/15/15....................................  5,000   5,519,670
 Berkshire Hathaway, Inc.
 #     2.200%, 08/15/16....................................  5,000   5,088,905
 BHP Billiton Finance USA, Ltd.
 #     5.125%, 03/29/12....................................    600     611,121
 #     5.500%, 04/01/14....................................  2,000   2,218,572
 Black Hills Corp.
       6.500%, 05/15/13....................................  1,500   1,595,258
 BlackRock, Inc.
       2.250%, 12/10/12....................................  1,865   1,892,104
 #     3.500%, 12/10/14....................................  6,500   6,966,908
 BNP Paribas SA
       3.250%, 03/11/15....................................  4,000   3,947,292
 Boeing Co. (The)
       1.875%, 11/20/12....................................  3,500   3,551,604
 #     5.000%, 03/15/14....................................  3,675   4,032,736
 BP Capital Markets P.L.C.
       3.750%, 06/17/13....................................  2,500   2,598,000
       5.250%, 11/07/13....................................  3,000   3,244,332
       3.125%, 10/01/15....................................  3,000   3,141,420
 Bristol-Myers Squibb Co.
 #     5.250%, 08/15/13....................................  6,531   7,040,320
 British Columbia, Province of Canada
       2.850%, 06/15/15....................................  4,000   4,248,996
 Brown-Forman Corp.
       5.000%, 02/01/14....................................  1,510   1,637,998
 Burlington Northern Santa Fe LLC
 #     5.900%, 07/01/12....................................  1,100   1,134,015

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                            (000)
 Caisse d'Amortissement de la Dette Sociale
       3.500%, 07/01/14.................................... $5,800 $ 6,152,060
 #     2.375%, 03/31/16....................................  5,000   5,111,500
 Campbell Soup Co.
       4.875%, 10/01/13....................................  3,100   3,338,350
 Canada Government International Bond
       2.375%, 09/10/14....................................  5,000   5,255,595
 Canadian National Railway Co.
       4.400%, 03/15/13....................................  3,450   3,613,520
 Canadian Natural Resources, Ltd.
 #     5.150%, 02/01/13....................................  3,000   3,156,156
 Capital One Financial Corp.
       6.250%, 11/15/13....................................  1,200   1,293,076
 #     7.375%, 05/23/14....................................  3,000   3,357,681
 Caterpillar Financial Services Corp.
       6.200%, 09/30/13....................................  5,096   5,587,239
       4.750%, 02/17/15....................................  1,500   1,664,007
       2.650%, 04/01/16....................................  4,000   4,159,068
 CenterPoint Energy Resources Corp.
       7.875%, 04/01/13....................................  1,470   1,598,990
 Charles Schwab Corp. (The)
 #     4.950%, 06/01/14....................................  9,992  10,983,906
 Cisco Systems, Inc.
       1.625%, 03/14/14....................................  8,750   8,915,165
 Citigroup, Inc.
       6.000%, 02/21/12....................................  1,100   1,114,403
       5.300%, 10/17/12....................................  2,000   2,054,058
       6.500%, 08/19/13....................................  3,000   3,178,038
 Coca-Cola Co. (The)
       3.625%, 03/15/14....................................  1,500   1,604,004
 #     1.500%, 11/15/15....................................  5,325   5,375,098
 Coca-Cola Refreshments USA, Inc.
 #     7.375%, 03/03/14....................................  2,100   2,386,633
 Colgate-Palmolive Co.
       5.980%, 04/25/12....................................  1,000   1,025,483
 Comcast Cable Communications Holdings, Inc.
       8.375%, 03/15/13....................................  2,300   2,524,901
 Comcast Corp.
       5.300%, 01/15/14....................................  1,000   1,086,525
 Comerica, Inc.
       3.000%, 09/16/15....................................  2,000   2,002,862
 Commonwealth Bank of Australia
       2.500%, 12/10/12....................................  1,400   1,428,759

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 #     2.700%, 11/25/14.................................... $ 2,000 $ 2,103,360
 Computer Sciences Corp.
       5.000%, 02/15/13....................................   1,500   1,559,374
 ConocoPhillips
       4.600%, 01/15/15....................................   2,500   2,752,755
 Consolidated Edison Co. of New York, Inc.
 #     3.850%, 06/15/13....................................     600     626,737
 Constellation Energy Group, Inc.
       4.550%, 06/15/15....................................   4,000   4,202,468
 Council of Europe Development Bank
       4.500%, 06/30/14....................................   2,000   2,192,552
       2.750%, 02/10/15....................................   6,000   6,331,512
 COX Communications, Inc.
       7.125%, 10/01/12....................................   1,400   1,476,094
 Credit Suisse New York AG
       5.000%, 05/15/13....................................   8,400   8,742,040
 Credit Suisse USA, Inc.
       5.125%, 01/15/14....................................     500     525,304
 CSX Corp.
       5.500%, 08/01/13....................................     500     535,086
 CVS Caremark Corp.
 #     4.875%, 09/15/14....................................   3,500   3,875,256
 Daimler Finance North America LLC
       6.500%, 11/15/13....................................   5,000   5,481,640
 Dell, Inc.
 #     4.700%, 04/15/13....................................     600     633,109
 #     1.400%, 09/10/13....................................   5,000   5,049,325
       5.625%, 04/15/14....................................   3,000   3,302,901
 Detroit Edison Co. (The)
 #     6.400%, 10/01/13....................................     600     658,021
 Deutsche Bank AG
       4.875%, 05/20/13....................................   1,100   1,139,190
       3.875%, 08/18/14....................................   3,200   3,307,600
 Deutsche Telekom International Finance BV
       5.250%, 07/22/13....................................   1,500   1,585,562
 #     4.875%, 07/08/14....................................   1,000   1,074,184
 Development Bank of Japan
       2.875%, 04/20/15....................................   2,000   2,109,160
 Devon Energy Corp.
       5.625%, 01/15/14....................................   1,100   1,210,107
 Diageo Capital P.L.C.
       5.200%, 01/30/13....................................     600     632,607
 #     7.375%, 01/15/14....................................   2,535   2,885,907
 Diageo Finance BV
       3.250%, 01/15/15....................................   5,000   5,275,530

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 DIRECTV Holdings LLC
       4.750%, 10/01/14.................................... $ 3,000 $ 3,255,468
 #     3.550%, 03/15/15....................................   2,000   2,097,078
 Dominion Resources, Inc.
       5.000%, 03/15/13....................................     600     631,546
       1.950%, 08/15/16....................................   2,000   1,999,068
 Dover Corp.
       4.875%, 10/15/15....................................   6,000   6,714,750
 Dow Chemical Co. (The)
 #     6.000%, 10/01/12....................................   2,000   2,086,548
 Dr. Pepper Snapple Group, Inc.
 #     2.900%, 01/15/16....................................   7,814   8,140,742
 DTE Energy Co.
       7.625%, 05/15/14....................................   1,000   1,144,496
 Duke Energy Corp.
       3.950%, 09/15/14....................................   1,070   1,144,301
 Duke Energy Ohio, Inc.
       5.700%, 09/15/12....................................     450     468,953
 E.I. Du Pont de Nemours & Co.
       5.875%, 01/15/14....................................     516     568,128
 #     3.250%, 01/15/15....................................   4,000   4,254,028
 Eastman Chemical Co.
       3.000%, 12/15/15....................................   4,000   4,068,284
 Eaton Corp.
       5.950%, 03/20/14....................................     600     661,273
 eBay, Inc.
       0.875%, 10/15/13....................................   7,200   7,222,680
       1.625%, 10/15/15....................................   2,300   2,310,099
 Eksportfinans ASA
       3.000%, 11/17/14....................................   3,900   4,071,120
       5.500%, 05/25/16....................................  10,000  11,537,230
 Eli Lilly & Co.
 #     4.200%, 03/06/14....................................   1,000   1,077,747
 Emerson Electric Co.
       5.625%, 11/15/13....................................     905     987,589
 Enbridge Energy Partners LP
       4.750%, 06/01/13....................................     800     840,227
 EnCana Holdings Finance Corp.
       5.800%, 05/01/14....................................   1,500   1,645,059
 Energy Transfer Partners LP
       6.000%, 07/01/13....................................   2,250   2,393,888
 Enterprise Products Operating LLC
 #     7.625%, 02/15/12....................................   1,500   1,524,656
 #     9.750%, 01/31/14....................................     600     700,941
       5.000%, 03/01/15....................................   1,000   1,089,345
 EOG Resources, Inc.
       6.125%, 10/01/13....................................   1,500   1,644,784
 #     2.950%, 06/01/15....................................   5,000   5,240,895

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 Eurofima
       4.250%, 02/04/14.................................... $ 3,000 $ 3,228,363
 European Bank for Reconstruction & Development
       2.750%, 04/20/15....................................   2,000   2,117,702
 European Investment Bank
       3.125%, 06/04/14....................................   4,000   4,241,044
 #     2.750%, 03/23/15....................................   3,000   3,176,700
 Export Development Canada
 #     2.250%, 05/28/15....................................   1,000   1,048,342
 Express Scripts, Inc.
       5.250%, 06/15/12....................................   1,500   1,537,728
 Fifth Third Bancorp
       6.250%, 05/01/13....................................   1,000   1,060,863
 France Telecom SA
 #     4.375%, 07/08/14....................................   3,350   3,609,682
 #     2.125%, 09/16/15....................................   5,000   5,030,550
 General Dynamics Corp.
 #     4.250%, 05/15/13....................................     500     527,323
 General Electric Capital Corp.
       4.800%, 05/01/13....................................   1,000   1,052,367
 #     3.750%, 11/14/14....................................   3,000   3,165,678
       2.250%, 11/09/15....................................   2,000   2,003,054
 #     2.950%, 05/09/16....................................   4,000   4,049,048
 General Electric Co.
       5.000%, 02/01/13....................................   8,700   9,123,403
 General Mills, Inc.
       6.000%, 02/15/12....................................     421     427,207
 GlaxoSmithKline Capital, Inc.
       4.850%, 05/15/13....................................   5,000   5,326,865
 Goldman Sachs Group, Inc. (The)
       5.250%, 04/01/13....................................   3,000   3,104,640
 #     6.000%, 05/01/14....................................   1,200   1,274,989
 #     5.125%, 01/15/15....................................   4,100   4,283,389
 Goodrich Corp.
       6.290%, 07/01/16....................................   4,000   4,689,860
 Google, Inc.
 #     2.125%, 05/19/16....................................  14,700  15,128,270
 Hartford Financial Services Group, Inc.
 #     4.625%, 07/15/13....................................   2,652   2,740,110
       4.000%, 03/30/15....................................   2,000   2,003,734
 Hershey Co. (The)
       4.850%, 08/15/15....................................     500     558,242
 Hess Corp.
 #     7.000%, 02/15/14....................................   3,100   3,466,919
 Hewlett-Packard Co.
 #     1.250%, 09/13/13....................................   4,550   4,569,902

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 #     6.125%, 03/01/14.................................... $ 4,100 $ 4,518,479
 #     2.200%, 12/01/15....................................   3,000   3,009,306
 Howard Hughes Medical Institute
       3.450%, 09/01/14....................................   1,285   1,364,507
 HSBC Finance Corp.
 #     4.750%, 07/15/13....................................   3,000   3,127,653
       5.500%, 01/19/16....................................   2,000   2,096,116
 Husky Energy, Inc.
       5.900%, 06/15/14....................................   4,600   5,046,743
 ICI Wilmington, Inc.
       5.625%, 12/01/13....................................   1,000   1,073,030
 Instituto de Credito Oficial
       5.375%, 07/02/12....................................   3,500   3,523,457
 Intel Corp.
       1.950%, 10/01/16....................................   4,000   4,082,968
 Inter-American Development Bank
       1.625%, 07/15/13....................................   3,000   3,060,915
 International Bank for Reconstruction & Development
       3.625%, 05/21/13....................................   2,000   2,100,994
       5.500%, 11/25/13....................................   2,000   2,200,046
       2.375%, 05/26/15....................................   2,000   2,104,234
 International Business Machines Corp.
 #     2.100%, 05/06/13....................................   3,355   3,432,393
 International Finance Corp.
 #     2.750%, 04/20/15....................................   3,000   3,191,340
 Japan Finance Corp.
       2.125%, 11/05/12....................................   2,000   2,034,012
       2.250%, 07/13/16....................................   5,000   5,141,790
 Jefferies Group, Inc.
       5.875%, 06/08/14....................................   3,000   3,113,532
 John Deere Capital Corp.
       7.000%, 03/15/12....................................   1,600   1,636,424
       1.875%, 06/17/13....................................   6,725   6,885,001
 Johnson Controls, Inc.
       4.875%, 09/15/13....................................   1,000   1,066,499
 JPMorgan Chase & Co.
       4.650%, 06/01/14....................................   4,000   4,296,640
 #     3.400%, 06/24/15....................................   2,500   2,575,160
       3.150%, 07/05/16....................................   5,000   5,008,485
 Kansas City Power & Light Co.
       6.500%, 11/15/11....................................     800     801,385
 KeyCorp
 #     6.500%, 05/14/13....................................   1,500   1,604,250
 Kimberly-Clark Corp.
 #     5.000%, 08/15/13....................................     400     427,968

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 Kinder Morgan Energy Partners LP
       7.125%, 03/15/12.................................... $   500 $   510,142
 #     5.850%, 09/15/12....................................     600     621,259
       5.000%, 12/15/13....................................   2,000   2,135,658
 Kingdom of Denmark
       0.875%, 02/19/13....................................   5,600   5,629,064
 Kommunalbanken AS
       2.750%, 05/05/15....................................   4,000   4,217,340
       2.375%, 01/19/16....................................   1,500   1,561,596
 Kommuninvest I Sverige AB
       5.375%, 07/03/12....................................   5,600   5,776,764
 Koninklijke Philips Electronics NV
       7.250%, 08/15/13....................................   1,500   1,657,856
 Kraft Foods, Inc.
       6.250%, 06/01/12....................................   1,267   1,307,000
 Kreditanstalt fuer Wiederaufbau AG
       4.000%, 10/15/13....................................   3,000   3,199,101
       4.750%, 05/15/14....................................   1,000   1,101,254
       4.125%, 10/15/14....................................   2,000   2,186,244
       1.250%, 10/26/15....................................   4,000   4,025,300
 Kroger Co. (The)
 #     5.500%, 02/01/13....................................   1,800   1,888,538
 Landeskreditbank Baden-Wuerttemberg Foerderbank
       2.000%, 10/01/12....................................   6,800   6,886,204
       2.250%, 07/15/16....................................   7,800   7,967,411
 Landwirtschaftliche Rentenbank
       4.125%, 07/15/13....................................   3,600   3,811,180
       3.125%, 07/15/15....................................   4,000   4,291,800
 #     2.500%, 02/15/16....................................   5,000   5,244,870
 Lowe's Cos, Inc.
 #     5.000%, 10/15/15....................................  10,000  11,271,780
 Manitoba, Province of Canada
       2.625%, 07/15/15....................................   8,000   8,398,328
 Marriott International, Inc.
       4.625%, 06/15/12....................................   1,100   1,120,695
 Marsh & McLennan Cos., Inc.
       6.250%, 03/15/12....................................     600     611,224
 McKesson Corp.
       6.500%, 02/15/14....................................   1,600   1,795,538
 Medtronic, Inc.
       4.500%, 03/15/14....................................   1,100   1,189,512
       3.000%, 03/15/15....................................   6,500   6,893,718
 Merck & Co., Inc.
       4.750%, 03/01/15....................................   3,000   3,361,425

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 MetLife, Inc.
 #     5.375%, 12/15/12.................................... $   600 $   625,903
 #     5.500%, 06/15/14....................................   2,081   2,273,151
 #     5.000%, 06/15/15....................................   5,000   5,491,350
 Microsoft Corp.
       2.500%, 02/08/16....................................  11,000  11,583,176
 Municipality Finance P.L.C.
       2.375%, 05/16/16....................................  10,000  10,368,170
 NASDAQ OMX Group, Inc. (The)
       4.000%, 01/15/15....................................   3,400   3,522,556
 National Australia Bank, Ltd.
 #     5.350%, 06/12/13....................................   2,000   2,116,544
 #     3.375%, 07/08/14....................................   3,000   3,201,384
 National City Corp.
       4.900%, 01/15/15....................................   6,273   6,733,012
 National Rural Utilities Cooperative Finance Corp.
       7.250%, 03/01/12....................................   3,400   3,474,321
 Nederlandse Waterschapsbank NV
       3.000%, 03/17/15....................................   3,000   3,164,643
 Nestle Holdings, Inc.
       2.125%, 03/12/14....................................   6,500   6,728,560
 Network Rail Infrastructure Finance P.L.C
       1.250%, 08/31/16....................................   2,600   2,582,057
 NextEra Energy Capital Holdings, Inc.
       2.550%, 11/15/13....................................   1,350   1,377,952
 NIBC Bank NV
       2.800%, 12/02/14....................................   3,000   3,139,002
 Nisource Finance Corp.
       6.150%, 03/01/13....................................   1,000   1,060,032
 Nomura Holdings, Inc.
       5.000%, 03/04/15....................................   3,000   3,115,464
 Nordic Investment Bank
 #     2.625%, 10/06/14....................................   3,000   3,160,530
 #     2.500%, 07/15/15....................................   5,000   5,281,640
 Nordstrom, Inc.
       6.750%, 06/01/14....................................   1,000   1,126,362
 Northern States Power Co.
       8.000%, 08/28/12....................................     800     847,198
 Northern Trust Corp.
       5.500%, 08/15/13....................................   2,000   2,169,368
 Northrop Grumman Corp.
       3.700%, 08/01/14....................................   1,500   1,589,751
 Novartis Capital Corp.
 #     2.900%, 04/24/15....................................   2,200   2,336,195

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 Nucor Corp.
 #     4.875%, 10/01/12                                     $ 4,200 $ 4,344,824
 Occidental Petroleum Corp.
       1.450%, 12/13/13....................................   4,355   4,436,038
 #     2.500%, 02/01/16                                       4,000   4,187,404
 Oesterreichische Kontrollbank AG
       1.750%, 10/05/15....................................   1,900   1,936,761
       2.000%, 06/03/16....................................   3,800   3,898,530
 ONEOK Partners LP
       5.900%, 04/01/12....................................     600     611,491
 Ontario Electricity Financial Corp.
       7.450%, 03/31/13....................................   1,000   1,089,534
 Ontario, Province of Canada
       2.700%, 06/16/15....................................  10,700  11,233,224
       2.300%, 05/10/16....................................   5,000   5,116,795
 Oracle Corp.
 #     3.750%, 07/08/14                                       5,100   5,531,215
 #     5.250%, 01/15/16                                       4,000   4,650,820
 PACCAR, Inc.
       6.875%, 02/15/14....................................   1,500   1,696,882
 Pacific Gas & Electric Co.
 #     4.800%, 03/01/14                                       1,900   2,051,185
 Packaging Corp. of America
       5.750%, 08/01/13....................................     800     858,132
 PepsiCo, Inc.
       0.875%, 10/25/13....................................     800     800,517
       3.750%, 03/01/14....................................   1,500   1,600,284
 Petro-Canada
 #     4.000%, 07/15/13                                         680     708,628
 Pfizer, Inc.
       5.350%, 03/15/15....................................   4,000   4,540,384
 Philip Morris International, Inc.
 #     4.875%, 05/16/13                                       6,450   6,833,904
       6.875%, 03/17/14....................................   3,800   4,325,198
 Pitney Bowes, Inc.
       4.625%, 10/01/12....................................     800     825,320
       3.875%, 06/15/13....................................   5,000   5,177,340
 Plains All American Pipeline LP
       4.250%, 09/01/12....................................   4,170   4,279,980
 PNC Funding Corp.
       5.400%, 06/10/14....................................     500     549,087
 Potash Corp. of Saskatchewan, Inc.
 #     3.750%, 09/30/15                                       3,000   3,218,616
 PPL Energy Supply LLC
       6.300%, 07/15/13....................................     600     640,158
       5.400%, 08/15/14....................................     900     974,341

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 Praxair, Inc.
       6.375%, 04/01/12.................................... $ 1,200 $ 1,228,450
 #     2.125%, 06/14/13....................................   3,040   3,107,962
 #     4.375%, 03/31/14....................................   1,500   1,616,650
 Principal Financial Group, Inc.
       7.875%, 05/15/14....................................     760     864,346
 Procter & Gamble Co. (The)
 #     4.950%, 08/15/14....................................   2,000   2,231,446
 #     1.800%, 11/15/15....................................   5,000   5,125,730
 Prudential Financial, Inc.
       5.800%, 06/15/12....................................   2,150   2,202,107
       5.100%, 09/20/14....................................   2,365   2,545,951
 #     3.000%, 05/12/16....................................   6,500   6,593,600
 PSEG Power LLC
 #     5.000%, 04/01/14....................................   1,000   1,069,845
 Quest Diagnostics, Inc.
 #     5.450%, 11/01/15....................................   1,000   1,131,403
 Questar Corp.
       2.750%, 02/01/16....................................   9,390   9,536,888
 Qwest Corp.
       7.500%, 10/01/14....................................   5,458   6,003,800
 Rabobank Nederland NV
       4.200%, 05/13/14....................................   6,000   6,351,660
       2.125%, 10/13/15....................................  16,465  16,598,811
 Raytheon Co.
       1.625%, 10/15/15....................................   3,000   3,009,729
 Republic of Finland
       2.250%, 03/17/16....................................   7,000   7,322,217
 Reynolds American, Inc.
       7.250%, 06/01/13....................................   1,000   1,086,646
 #     7.625%, 06/01/16....................................   1,187   1,413,989
 Rio Tinto Finance USA, Ltd.
 #     2.500%, 05/20/16....................................   8,347   8,582,536
       2.250%, 09/20/16....................................   3,000   3,059,955
 Royal Bank of Canada
       2.100%, 07/29/13....................................   4,500   4,597,492
       2.300%, 07/20/16....................................   5,500   5,581,246
 Ryder System, Inc.
       5.000%, 06/15/12....................................     900     921,443
       6.000%, 03/01/13....................................     600     635,111
 Safeway, Inc.
 #     5.800%, 08/15/12....................................     500     517,538
       5.625%, 08/15/14....................................   1,000   1,096,723
 Sara Lee Corp.
       3.875%, 06/15/13....................................   4,200   4,351,015
 Saskatchewan, Province of Canada
       7.375%, 07/15/13....................................   9,000   9,967,788

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 Scottish Power, Ltd.
 #     5.375%, 03/15/15.................................... $ 3,000 $ 3,185,871
 Shell International Finance BV
 #     3.100%, 06/28/15....................................   3,000   3,194,214
 Societe Financement del'Economie Francaise
       3.375%, 05/05/14....................................   2,000   2,106,388
       2.875%, 09/22/14....................................   3,000   3,131,148
 Southern California Edison Co.
 #     5.750%, 03/15/14....................................     800     886,318
 Southern Co.
       5.300%, 01/15/12....................................   1,600   1,614,840
 Southern Power Co.
       4.875%, 07/15/15....................................   2,000   2,192,034
 Southwest Airlines Co.
 #     5.250%, 10/01/14....................................   3,000   3,211,239
 Spectra Energy Capital LLC
       5.668%, 08/15/14....................................   1,500   1,641,476
 St. Jude Medical, Inc.
 #     2.200%, 09/15/13....................................   1,500   1,529,324
       3.750%, 07/15/14....................................   2,000   2,129,316
 State Street Corp.
 #     4.300%, 05/30/14....................................   5,500   5,943,113
 #     2.875%, 03/07/16....................................   4,500   4,651,596
 SunTrust Banks, Inc.
       5.250%, 11/05/12....................................   3,100   3,195,852
 Svensk Exportkredit AB
       3.250%, 09/16/14....................................   5,000   5,310,530
       2.125%, 07/13/16....................................  10,000  10,174,910
 Tampa Electric Co.
       6.375%, 08/15/12....................................     600     624,065
 Target Corp.
       4.000%, 06/15/13....................................   1,000   1,053,987
 TD Ameritrade Holding Corp.
       4.150%, 12/01/14....................................   3,000   3,195,543
 Telstra Corp., Ltd.
       6.375%, 04/01/12....................................   1,750   1,787,371
 Texas Instruments, Inc.
       2.375%, 05/16/16....................................   4,247   4,392,337
 Thermo Fisher Scientific, Inc.
 #     3.200%, 05/01/15....................................   1,300   1,367,695
 Time Warner Cable, Inc.
       5.400%, 07/02/12....................................   1,300   1,338,247
       6.200%, 07/01/13....................................   3,300   3,568,105
 TJX Cos., Inc.
 #     4.200%, 08/15/15....................................   1,575   1,727,151
 Total Capital SA..........................................
       5.000%, 05/22/12....................................   5,900   6,038,656
 #     3.125%, 10/02/15....................................   5,000   5,305,730

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 Toyota Motor Credit Corp.
       2.800%, 01/11/16.................................... $10,500 $10,913,049
 Transatlantic Holdings, Inc.
       5.750%, 12/14/15....................................   1,000   1,067,292
 TransCanada PipeLines, Ltd.
       4.000%, 06/15/13....................................   1,400   1,473,853
 #     3.400%, 06/01/15....................................   6,000   6,350,406
 Travelers Cos., Inc. (The)
 #     5.500%, 12/01/15....................................   8,500   9,677,165
 U.S. Bancorp
       2.000%, 06/14/13....................................   3,000   3,063,336
 #     3.150%, 03/04/15....................................   3,000   3,142,968
 UBS AG
       2.250%, 08/12/13....................................   5,000   4,986,785
       3.875%, 01/15/15....................................   3,500   3,509,380
 Unilever Capital Corp.
       3.650%, 02/15/14....................................   1,650   1,756,677
 #     2.750%, 02/10/16....................................   9,080   9,621,095
 Union Bank NA
       3.000%, 06/06/16....................................  10,000  10,038,260
 United Technologies Corp.
 #     6.100%, 05/15/12....................................   1,600   1,645,382
 UnitedHealth Group, Inc.
 #     4.750%, 02/10/14....................................   3,390   3,649,162
 #     5.000%, 08/15/14....................................   3,400   3,714,925
 Valero Energy Corp.
       6.875%, 04/15/12....................................   3,750   3,847,612
 #     4.500%, 02/01/15....................................   2,000   2,158,878
 Veolia Environnement SA
       5.250%, 06/03/13....................................     800     844,660
 Verizon Communications, Inc.
 #     4.350%, 02/15/13....................................   2,600   2,717,174
 #     5.250%, 04/15/13....................................   3,500   3,723,440
       5.550%, 02/15/16....................................   3,000   3,467,046
 Wal-Mart Stores, Inc.
       7.250%, 06/01/13....................................   1,000   1,102,623
 #     3.200%, 05/15/14....................................   6,000   6,371,778
       2.875%, 04/01/15....................................   5,900   6,287,058
 #     2.800%, 04/15/16....................................   8,000   8,492,208
 Walt Disney Co. (The)
       4.700%, 12/01/12....................................     500     523,198
 Waste Management, Inc.
       6.375%, 11/15/12....................................     655     691,654
       5.000%, 03/15/14....................................     258     279,951
 Weatherford International, Ltd.
       4.950%, 10/15/13....................................   1,045   1,104,045
 WellPoint Health Networks, Inc.
 #     6.375%, 01/15/12....................................     600     607,007

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
 Wells Fargo & Co.
       5.250%, 10/23/12............................ $      6,350 $    6,596,761
 Western Union Co. (The)
       6.500%, 02/26/14............................        1,600      1,758,206
 Westpac Banking Corp.
 #     3.000%, 08/04/15............................        7,000      7,121,954
       3.000%, 12/09/15............................        6,500      6,608,004
 Westpac Securities, Ltd.
       3.450%, 07/28/14............................        1,000      1,068,450
 WR Berkley Corp.
       5.875%, 02/15/13............................        1,000      1,034,058
 Xerox Corp.
 #     4.250%, 02/15/15............................        1,359      1,433,037
 XTO Energy, Inc.
       4.900%, 02/01/14............................        1,900      2,073,495
                                                                 --------------
 TOTAL BONDS.......................................               1,275,189,659
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
 SECURITIES LENDING COLLATERAL -- (9.4%)
 (S)@ DFA Short Term Investment Fund...............  136,083,597 $  136,083,597
    @ Repurchase Agreement, Deutsche Bank..........
      Securities, Inc. 0.11%, 11/01/11.............
      (Collateralized by FNMA 3.500%, 11/01/31,....
      valued at $453,306) to be repurchased at.....
      $444,419..................................... $        444        444,418
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL...............                 136,528,015
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%).....................
     (Cost $1,415,750,267..........................              $1,444,555,129
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                 ---------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   32,837,455   --    $   32,837,455
  Bonds.........................   --     1,275,189,659   --     1,275,189,659
  Securities Lending Collateral.   --       136,528,015   --       136,528,015
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,444,555,129   --    $1,444,555,129
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
AGENCY OBLIGATIONS -- (4.2%)
Federal Farm Credit Bank
      4.800%, 02/13/23...................................... $  900 $ 1,023,782
Federal Home Loan Bank
      5.250%, 12/09/22......................................  1,000   1,213,178
      5.375%, 08/15/24......................................  2,000   2,441,546
      5.750%, 06/12/26......................................  3,580   4,531,911
Federal Home Loan Mortgage Corporation
      3.750%, 03/27/19......................................  1,100   1,236,204
Tennessee Valley Authority
      6.750%, 11/01/25......................................  3,200   4,383,744
                                                                    -----------
TOTAL AGENCY OBLIGATIONS. .                                          14,830,365
                                                                    -----------
BONDS -- (80.9%)
Abbott Laboratories
      5.125%, 04/01/19......................................    950   1,103,431
ACE INA Holdings, Inc.
      5.800%, 03/15/18......................................    915   1,042,251
Aetna, Inc.
      3.950%, 09/01/20......................................    800     822,509
Aflac, Inc.
      8.500%, 05/15/19......................................  1,400   1,754,929
Agilent Technologies, Inc.
      5.000%, 07/15/20......................................    215     234,365
Allergan, Inc.
      5.750%, 04/01/16......................................  1,200   1,388,519
Allstate Corp. (The)
#     7.450%, 05/16/19......................................  1,285   1,597,933
Altria Group, Inc.
#     4.750%, 05/05/21......................................  2,300   2,477,714
American Express Co.
#     8.125%, 05/20/19......................................  1,900   2,445,568
Ameriprise Financial, Inc.
      7.300%, 06/28/19......................................    635     762,879
Amgen, Inc.
      4.500%, 03/15/20......................................    720     800,210
Anheuser-Busch InBev Worldwide, Inc.
      4.375%, 02/15/21......................................  2,000   2,244,568
AON Corp.
      5.000%, 09/30/20......................................  1,700   1,862,984
Apache Corp.
      6.900%, 09/15/18......................................    175     223,618
Asian Development Bank
      5.500%, 06/27/16......................................  1,000   1,192,497
      2.250%, 08/18/17......................................  1,000   1,035,373

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
Associates Corp. of North America
      6.950%, 11/01/18...................................... $  190 $   213,369
AT&T, Inc.
      5.800%, 02/15/19......................................    690     814,288
Australia & New Zealand Banking Group, Ltd.
      5.100%, 01/13/20......................................  1,500   1,612,604
Avon Products, Inc.
      4.200%, 07/15/18......................................  1,000   1,053,355
Baker Hughes, Inc.
      7.500%, 11/15/18......................................    360     472,037
Bank Nederlandse Gemeenten
      4.375%, 02/16/21......................................  3,200   3,526,058
Bank of New York Mellon Corp. (The)
      5.450%, 05/15/19......................................  2,300   2,589,041
Barclays Bank P.L.C.
#     5.125%, 01/08/20......................................  1,630   1,696,142
BB&T Corp.
      6.850%, 04/30/19......................................  1,785   2,164,930
Beam, Inc.
#     5.375%, 01/15/16......................................    127     136,168
Becton Dickinson & Co.
#     5.000%, 05/15/19......................................    825     949,006
Berkshire Hathaway Finance Corp.
      5.400%, 05/15/18......................................  1,000   1,143,013
Berkshire Hathaway, Inc.
#     3.750%, 08/15/21......................................  1,000   1,026,785
BHP Billiton Finance USA, Ltd.
      6.500%, 04/01/19......................................  2,160   2,638,874
BlackRock, Inc.
#     5.000%, 12/10/19......................................  2,125   2,322,249
Boeing Capital Corp.
      4.700%, 10/27/19......................................    700     794,823
Boeing Co. (The)
      8.750%, 08/15/21......................................    650     932,259
BP Capital Markets P.L.C.
      4.750%, 03/10/19......................................    530     586,901
      4.500%, 10/01/20......................................  1,900   2,086,280
Bristol-Myers Squibb Co.
      5.450%, 05/01/18......................................    500     593,019
British Columbia, Province of Canada
      6.500%, 01/15/26......................................  2,500   3,418,865
Buckeye Partners LP
#     4.875%, 02/01/21......................................  2,300   2,422,289

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 Burlington Northern Santa Fe LLC
       7.000%, 12/15/25...................................... $  640 $  860,029
 CA, Inc.
       5.375%, 12/01/19......................................    900    976,589
 Caisse d'Amortissement de la Dette Sociale
       5.250%, 11/02/16......................................  1,600  1,836,578
 Cameron International Corp.
 #     6.375%, 07/15/18......................................    485    573,163
 Campbell Soup Co.
       3.050%, 07/15/17......................................  1,700  1,782,566
 Canadian National Railway Co.
 #     5.550%, 03/01/19......................................  1,490  1,786,440
 Canadian Natural Resources, Ltd.
 #     5.700%, 05/15/17......................................  1,000  1,161,033
 Cardinal Health, Inc.
 #     4.625%, 12/15/20......................................  1,000  1,081,043
 Caterpillar Financial Services Corp.
       5.450%, 04/15/18......................................    640    741,279
 CBS Corp.
 #     5.750%, 04/15/20......................................  2,225  2,506,058
 Charles Schwab Corp.(The)
       4.450%, 07/22/20......................................  1,750  1,851,654
 Chubb Corp.
       5.750%, 05/15/18......................................  1,990  2,341,510
 CIGNA Corp.
       5.375%, 03/15/17......................................    710    791,123
 Cisco Systems, Inc.
 #     4.450%, 01/15/20......................................  1,725  1,940,932
 Citigroup, Inc.
 #     8.500%, 05/22/19......................................    600    742,451
       5.375%, 08/09/20......................................  1,075  1,148,466
 Cliffs Natural Resources, Inc.
       5.900%, 03/15/20......................................    700    749,761
 CNA Financial Corp.
       5.750%, 08/15/21......................................  1,400  1,412,894
 Colgate-Palmolive Co.
       2.950%, 11/01/20......................................  1,000  1,019,443
 Comcast Cable Communications Holdings, Inc.
       9.455%, 11/15/22......................................  1,720  2,472,553
 Commonwealth Bank of Australia
       5.000%, 03/19/20......................................  1,225  1,313,674
 ConocoPhillips
 #     4.600%, 01/15/15......................................  1,200  1,321,322
 Consolidated Edison Co. of New York, Inc.
       6.650%, 04/01/19......................................    225    281,324

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CR Bard, Inc.
       4.400%, 01/15/21...................................... $  800 $  897,978
 Credit Suisse
 #     5.300%, 08/13/19......................................  1,850  1,988,162
 Cytec Industries, Inc.
       6.000%, 10/01/15......................................    460    503,263
 Dell, Inc.
 #     5.875%, 06/15/19......................................    640    746,648
 #     4.625%, 04/01/21......................................  1,000  1,100,043
 Deutsche Bank AG
 #     6.000%, 09/01/17......................................    265    300,534
 Deutsche Telekom International Finance BV
       6.750%, 08/20/18......................................  1,085  1,294,786
 Diageo Capital P.L.C.
 #     4.828%, 07/15/20......................................  2,400  2,680,073
 Dominion Resources, Inc.
 #     4.450%, 03/15/21......................................  1,700  1,891,857
 Dow Chemical Co. (The)
 #     5.700%, 05/15/18......................................  1,000  1,113,584
 Duke Energy Corp.
       5.050%, 09/15/19......................................    250    284,259
 E.I. Du Pont de Nemours & Co.
       4.625%, 01/15/20......................................    900  1,036,289
 Eastman Chemical Co.
       4.500%, 01/15/21......................................  1,650  1,735,612
 Eaton Corp.
       6.950%, 03/20/19......................................    175    222,112
 Eksportfinans ASA
       5.500%, 06/26/17......................................  2,950  3,401,551
 Enbridge Energy Partners LP
       5.200%, 03/15/20......................................    350    384,164
 Encana Corp.
       6.500%, 05/15/19......................................    650    784,115
 Enterprise Products Operating LLC
       5.200%, 09/01/20......................................  1,600  1,790,126
 EOG Resources, Inc.
       5.625%, 06/01/19......................................  1,000  1,186,031
 EQT Corp.
       8.125%, 06/01/19......................................  1,625  1,933,482
 European Investment Bank
 #     2.875%, 09/15/20......................................  1,000  1,035,321
       4.000%, 02/16/21......................................  1,000  1,123,149
 Exelon Corp.
       4.900%, 06/15/15......................................  1,000  1,089,346
 France Telecom SA
       5.375%, 07/08/19......................................  2,350  2,645,228

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
General Electric Capital Corp.
      5.500%, 01/08/20....................................... $1,500 $1,672,745
Georgia Power Co.
#     4.250%, 12/01/19.......................................    610    667,763
GlaxoSmithKline Capital, Inc.
#     5.650%, 05/15/18.......................................  1,475  1,767,700
Goldman Sachs Group, Inc. (The)
      6.000%, 06/15/20.......................................  1,150  1,211,125
#     5.250%, 07/27/21.......................................  1,100  1,110,344
Google, Inc.
#     3.625%, 05/19/21.......................................  1,000  1,081,299
Great Plains Energy, Inc.
#     4.850%, 06/01/21.......................................  2,000  2,097,550
Halliburton Co.
      6.150%, 09/15/19.......................................  1,260  1,553,620
Hartford Financial Services Group, Inc.
      5.500%, 03/30/20.......................................  1,285  1,317,518
Hess Corp.
      8.125%, 02/15/19.......................................    165    212,386
Hewlett-Packard Co.
      5.500%, 03/01/18.......................................  1,000  1,139,667
#     4.375%, 09/15/21.......................................  1,200  1,258,813
Honeywell International, Inc.
      5.000%, 02/15/19.......................................  1,825  2,101,431
Humana, Inc.
      6.450%, 06/01/16.......................................    275    309,526
Husky Energy, Inc.
#     7.250%, 12/15/19.......................................  2,000  2,461,422
Indiana Michigan Power Co.
      7.000%, 03/15/19.......................................    235    285,861
Integrys Energy Group, Inc.
      4.170%, 11/01/20.......................................  1,000  1,045,420
Inter-American Development Bank
      7.000%, 06/15/25.......................................  2,000  2,804,560
International Bank for Reconstruction & Development
      7.625%, 01/19/23.......................................  1,700  2,454,157
International Game Technology
      7.500%, 06/15/19.......................................    185    216,861
Japan Finance Organization for Municipalities
      5.000%, 05/16/17.......................................  1,300  1,508,816
John Deere Capital Corp.
      5.500%, 04/13/17.......................................    210    246,078
Johnson & Johnson
#     2.950%, 09/01/20.......................................  3,000  3,136,590
JPMorgan Chase & Co.
      6.300%, 04/23/19.......................................    500    566,566

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
      4.950%, 03/25/20....................................... $  630 $  660,610
      4.350%, 08/15/21.......................................  1,300  1,300,429
KeyCorp
      5.100%, 03/24/21.......................................  1,700  1,767,439
Kinder Morgan Energy Partners LP
#     5.300%, 09/15/20.......................................  1,000  1,095,801
      5.800%, 03/01/21.......................................    550    623,889
Kommunalbanken AS
      2.750%, 05/05/15.......................................    650    685,318
Kreditanstalt fuer Wiederaufbau
      4.875%, 06/17/19.......................................  1,350  1,601,070
      2.750%, 09/08/20.......................................  2,000  2,057,882
Landwirtschaftliche Rentenbank AG
      3.125%, 07/15/15.......................................  1,050  1,126,598
      2.375%, 09/13/17.......................................  1,000  1,033,036
Lincoln National Corp.
      6.250%, 02/15/20.......................................    180    196,046
Lockheed Martin Corp.
      4.250%, 11/15/19.......................................  1,000  1,072,022
Loews Corp.
      5.250%, 03/15/16.......................................    190    208,510
Magellan Midstream Partners LP
      4.250%, 02/01/21.......................................  2,370  2,481,563
Manitoba, Province of Canada
      4.900%, 12/06/16.......................................  1,600  1,851,472
Marathon Oil Corp.
      5.900%, 03/15/18.......................................    227    265,243
Markel Corp.
      5.350%, 06/01/21.......................................  2,200  2,270,622
Marsh & McLennan Cos., Inc.
#     9.250%, 04/15/19.......................................    225    299,162
McDonald's Corp.
#     5.350%, 03/01/18.......................................    990  1,181,306
McKesson Corp.
#     7.500%, 02/15/19.......................................  1,000  1,291,931
Medtronic, Inc.
      4.450%, 03/15/20.......................................  1,840  2,071,579
MetLife, Inc.
#     7.717%, 02/15/19.......................................  2,125  2,664,686
Microsoft Corp.
#     4.200%, 06/01/19.......................................    625    705,979
      3.000%, 10/01/20.......................................  2,000  2,094,912
National City Corp.
      4.900%, 01/15/15.......................................    227    243,646
New Brunswick, Province of Canada
      9.750%, 05/15/20.......................................  1,000  1,490,664

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
Nexen, Inc.
      6.200%, 07/30/19....................................... $  275 $  314,426
Nisource Finance Corp.
#     6.125%, 03/01/22.......................................  1,475  1,701,352
Nomura Holdings, Inc.
      6.700%, 03/04/20.......................................  2,275  2,539,928
Nordic Investment Bank
#     2.500%, 07/15/15.......................................    650    686,613
      5.000%, 02/01/17.......................................  1,000  1,172,253
Northrop Grumman Corp.
      5.050%, 08/01/19.......................................  1,125  1,268,765
Novartis Capital Corp.
      4.400%, 04/24/20.......................................  1,000  1,134,082
NuStar Logistics LP
      4.800%, 09/01/20.......................................    470    486,211
Occidental Petroleum Corp.
#     4.125%, 06/01/16.......................................  1,200  1,332,662
Oesterreichische Kontrollbank AG
#     4.875%, 02/16/16.......................................    400    458,621
Ohio Power Co.
      5.375%, 10/01/21.......................................  1,000  1,143,689
Omnicom Group, Inc.
#     4.450%, 08/15/20.......................................  1,750  1,824,218
ONEOK Partners LP
      8.625%, 03/01/19.......................................  2,000  2,586,012
Ontario, Province of Canada
      4.400%, 04/14/20.......................................  1,700  1,909,450
PepsiCo, Inc.
#     4.500%, 01/15/20.......................................  1,575  1,779,139
Petro-Canada
      6.050%, 05/15/18.......................................  1,800  2,121,748
Pfizer, Inc.
#     6.200%, 03/15/19.......................................    625    783,270
Philip Morris International, Inc.
      5.650%, 05/16/18.......................................    800    949,754
Pitney Bowes, Inc.
      4.750%, 05/15/18.......................................  2,300  2,335,452
Plains All American Pipeline LP
#     6.500%, 05/01/18.......................................  2,130  2,468,184
PNC Funding Corp.
      4.375%, 08/11/20.......................................  2,230  2,351,178
Praxair, Inc.
      4.050%, 03/15/21.......................................  1,500  1,624,551
Private Export Funding Corp.
      4.300%, 12/15/21.......................................  1,407  1,586,751
Progressive Corp. (The)
      3.750%, 08/23/21.......................................  1,500  1,556,736

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
Prudential Financial, Inc.
#     5.375%, 06/21/20....................................... $1,970 $2,192,622
Quest Diagnostics, Inc.
#     5.450%, 11/01/15.......................................  1,100  1,244,543
Questar Corp.
      2.750%, 02/01/16.......................................    500    507,822
Rabobank Nederland NV
      2.125%, 10/13/15.......................................  2,000  2,016,254
Ralcorp Holdings, Inc.
#     4.950%, 08/15/20.......................................  1,075  1,030,186
Raytheon Co.
      3.125%, 10/15/20.......................................  1,600  1,612,446
Reinsurance Group of America, Inc.
      5.625%, 03/15/17.......................................    200    214,947
Rio Tinto Finance USA, Ltd.
      4.125%, 05/20/21.......................................  2,400  2,559,977
Rowan Cos., Inc.
      7.875%, 08/01/19.......................................    600    716,169
Royal Bank of Canada
      2.625%, 12/15/15.......................................  1,600  1,656,002
Ryder System, Inc.
      5.850%, 11/01/16.......................................  1,400  1,608,285
Safeway, Inc.
#     5.000%, 08/15/19.......................................  1,025  1,117,604
Sempra Energy
      9.800%, 02/15/19.......................................    160    221,488
Shell International Finance BV
#     4.300%, 09/22/19.......................................  1,500  1,677,890
#     4.375%, 03/25/20.......................................  3,000  3,414,966
Southwest Airlines Co.
      5.250%, 10/01/14.......................................    675    722,529
Southwestern Public Service Co.
      8.750%, 12/01/18.......................................    350    472,805
State Street Corp.
      4.300%, 05/30/14.......................................    800    864,453
      4.375%, 03/07/21.......................................  1,400  1,491,689
Sunoco Logistics Partners Operations LP
#     4.650%, 02/15/22.......................................  1,500  1,484,769
Svensk Exportkredit AB
      5.125%, 03/01/17.......................................  1,400  1,611,610
Talisman Energy, Inc.
      7.750%, 06/01/19.......................................  1,260  1,567,599
Target Corp.
#     5.875%, 07/15/16.......................................    685    803,819
      4.875%, 05/15/18.......................................  1,000  1,137,486
TD Ameritrade Holding Corp.
      5.600%, 12/01/19.......................................    200    216,513

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT       VALUE+
                                                       ----------- ------------
                                                          (000)
Thermo Fisher Scientific, Inc.
      3.200%, 05/01/15................................ $     1,225 $  1,288,789
Time Warner Cable, Inc.
#     8.750%, 02/14/19................................       1,245    1,619,339
Time Warner, Inc.
#     4.750%, 03/29/21................................       2,200    2,388,388
Total Capital SA
#     4.450%, 06/24/20................................       3,000    3,366,501
Toyota Motor Credit Corp.
#     4.250%, 01/11/21................................       1,200    1,321,164
TransCanada Pipelines, Ltd.
      7.125%, 01/15/19................................         915    1,162,820
Travelers Cos., Inc. (The)
#     5.800%, 05/15/18................................         190      221,042
      3.900%, 11/01/20................................       2,200    2,297,645
UBS AG
      3.875%, 01/15/15................................         215      215,576
Unilever Capital Corp.
      4.800%, 02/15/19................................         825      940,288
      4.250%, 02/10/21................................       1,000    1,127,635
United Parcel Service, Inc.
#     3.125%, 01/15/21................................       2,000    2,081,214
United Technologies Corp.
#     4.500%, 04/15/20................................       1,925    2,135,295
Unum Group
      5.625%, 09/15/20................................         500      539,776
Valero Energy Corp.
#     9.375%, 03/15/19................................         875    1,143,393
Verizon Communications, Inc.
#     8.750%, 11/01/18................................         565      763,291
      4.600%, 04/01/21................................       1,250    1,372,553
Wachovia Corp.
#     5.750%, 02/01/18................................       1,070    1,215,167
Walgreen Co.
      5.250%, 01/15/19................................       1,320    1,545,923
Wal-Mart Stores, Inc.
#     5.800%, 02/15/18................................       1,000    1,215,057
#     3.625%, 07/08/20................................       3,075    3,292,482
Weatherford International, Ltd.
#     5.500%, 02/15/16................................         400      441,419
Western Union Co. (The)
      6.500%, 02/26/14................................         190      208,787
Westpac Banking Corp.
      4.875%, 11/19/19................................       2,250    2,388,218
WR Berkley Corp.
      5.375%, 09/15/20................................         800      824,402

                                                          FACE
                                                         AMOUNT       VALUE+
                                                       ----------- ------------
                                                          (000)
Zimmer Holdings, Inc.
      4.625%, 11/30/19................................ $       800 $    879,047
                                                                   ------------
TOTAL BONDS...........................................              284,885,263
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                       -----------
                                                          (000)
SECURITIES LENDING COLLATERAL -- (14.9%)
(S)@ DFA Short Term Investment Fund...................  52,224,408   52,224,408
   @ Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.11%, 11/01/11 (Collateralized by FNMA
     3.500%, 11/01/31, valuedat $327,284) to
     berepurchased at $320,868                         $       321      320,867
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL...................               52,545,275
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $343,667,582).................................             $352,260,903
                                                                   ============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                      -----------------------------------------
                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Agency Obligations...................   --    $ 14,830,365   --    $ 14,830,365
Bonds................................   --     284,885,263   --     284,885,263
Securities Lending Collateral........   --      52,545,275   --      52,545,275
                                        --    ------------   --    ------------
TOTAL................................   --    $352,260,903   --    $352,260,903
                                        ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2011

                                                                             SHARES       VALUE+
                                                                            ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (98.7%).................................
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...................................... 7,864,473  $ 82,262,388
Investment in DFA Intermediate Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc...................................... 5,410,163    69,791,103
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...................................... 3,382,364    36,732,473
Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc......................................   852,462     9,368,557
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $194,809,912)...................................................             198,154,521
                                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
     (Cost $2,646,028)..................................................... 2,646,028     2,646,028
                                                                                       ------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $197,455,940)...................................................            $200,800,549
                                                                                       ============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                      -----------------------------------------
                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $198,154,521   --      --    $198,154,521
Temporary Cash Investments...........    2,646,028   --      --       2,646,028
                                      ------------   --      --    ------------
TOTAL................................ $200,800,549   --      --    $200,800,549
                                      ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                      FACE
                                                     AMOUNT        VALUE+
                                                   ----------- --------------
                                                     (000)
   U.S. TREASURY OBLIGATIONS -- (99.3%)
   U.S. Treasury Inflation Notes
      2.000%, 01/15/16............................ $    54,410 $   69,885,292
      2.500%, 07/15/16............................     123,129    160,694,750
      2.375%, 01/15/17............................     122,000    159,351,943
      2.625%, 07/15/17............................     113,000    147,097,158
      1.625%, 01/15/18............................     114,300    139,705,367
      1.375%, 07/15/18............................      99,800    117,442,985
      2.125%, 01/15/19............................     101,500    125,814,772
      1.875%, 07/15/19............................     102,500    126,219,835
      1.375%, 01/15/20............................      83,000     97,575,406
      1.250%, 07/15/20............................      61,000     70,548,211
      1.125%, 01/15/21............................      56,000     63,765,974
      2.375%, 01/15/25............................      53,000     79,839,217
      2.000%, 01/15/26............................      52,800     72,873,650
      2.375%, 01/15/27............................      50,800     72,545,312
      1.750%, 01/15/28............................      49,200     62,845,440
      3.625%, 04/15/28............................      49,700    101,980,175
      2.500%, 01/15/29............................      48,800     67,433,090
      3.875%, 04/15/29............................      61,400    129,809,989
                                                               --------------
   TOTAL U.S. TREASURY OBLIGATIONS................              1,865,428,566
                                                               --------------

                                                     SHARES
                                                   -----------
   TEMPORARY CASH INVESTMENTS -- (0.7%)
      BlackRock Liquidity Funds FedFund Portfolio.  12,380,315     12,380,315
                                                               --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,689,689,987)........................             $1,877,808,881
                                                               ==============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                             -------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 U.S. Treasury Obligations..          -- $1,865,428,566   --    $1,865,428,566
 Temporary Cash Investments. $12,380,315             --   --        12,380,315
                             ----------- --------------   --    --------------
 TOTAL...................... $12,380,315 $1,865,428,566   --    $1,877,808,881
                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
MUNICIPAL BONDS -- (99.5%)
ALABAMA -- (0.4%)
Alabama Water Pollution Control Authority (RB) Series B
      2.000%, 08/15/14...................................... $5,255 $ 5,332,092
                                                                    -----------
ALASKA -- (0.4%)
City of Anchorage (GO) Series B (NATL-RE)
      5.000%, 12/01/14......................................  3,440   3,872,752
City of Anchorage (GO) Series F (NATL-RE FGIC)
      4.250%, 09/01/13......................................  2,385   2,542,982
                                                                    -----------
TOTAL ALASKA................................................          6,415,734
                                                                    -----------
ARIZONA -- (4.8%)
Arizona School Facilities Board (RB)
      5.000%, 01/01/15......................................  1,125   1,261,676
Arizona State Transportation Board (RB)
      5.000%, 07/01/13......................................  8,000   8,591,920
      5.000%, 07/01/14......................................  4,815   5,342,339
City of Phoenix (GO) Series A
      5.000%, 07/01/14......................................  7,975   8,850,655
City of Scottsdale (GO)
      5.000%, 07/01/14......................................  2,500   2,771,000
Maricopa County Community College District (GO) Series A
      4.000%, 07/01/13......................................  5,000   5,287,400
Maricopa County Unified School District (GO) (AGM)
      5.000%, 07/01/13......................................  6,800   7,283,140
Phoenix Civic Improvement Corp. (RB) (AMBAC)
      5.000%, 07/01/14......................................  4,000   4,400,200
Salt River Project Agricultural Improvement & Power
  District (RB) Series A
      5.000%, 01/01/14......................................  7,000   7,641,270
      5.000%, 01/01/15......................................  4,430   4,968,201
Salt River Project Agricultural Improvement & Power
  District (RB) Series B
      4.000%, 12/01/14......................................  3,190   3,496,655
      4.000%, 01/01/16......................................  5,000   5,532,200

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
ARIZONA -- (Continued)
Scottsdale Municipal Property Corp. (RB)
      5.000%, 07/01/13...................................... $3,070 $ 3,286,558
Town of Gilbert (GO)
      5.000%, 07/01/14......................................  3,600   3,996,288
                                                                    -----------
TOTAL ARIZONA...............................................         72,709,502
                                                                    -----------
CALIFORNIA -- (0.8%)
California State Department of Water Resources (RB) Series A
      5.125%, 05/01/12......................................  1,900   1,965,208
California State Economic Recovery (GO) (ETM) Series A
  (NATL-RE)
      5.000%, 07/01/12......................................  3,915   4,037,226
California State Economic Recovery (GO) Series A (NATL-RE)
      5.000%, 07/01/12......................................  4,485   4,623,497
Los Angeles Unified School District (GO) Series E (AMBAC)
      5.750%, 07/01/12......................................  2,000   2,071,520
                                                                    -----------
TOTAL CALIFORNIA............................................         12,697,451
                                                                    -----------
COLORADO -- (0.3%)
City of Aurora (GO)
      5.000%, 12/01/14......................................  4,515   5,090,346
                                                                    -----------
CONNECTICUT -- (3.0%)
Connecticut State (GO)
      5.000%, 03/15/12......................................  5,000   5,087,150
Connecticut State (GO) Series A
      5.000%, 04/15/13......................................  4,000   4,262,120
Connecticut State (GO) Series A (NATL-RE)
      5.000%, 03/01/13......................................  3,855   4,087,456
Connecticut State (GO) Series B (NATL-RE)
      5.000%, 12/01/12......................................  4,000   4,197,680
      5.000%, 12/01/13......................................  5,000   5,456,850
Connecticut State (GO) Series C
      5.000%, 12/01/13......................................  5,700   6,220,809
      5.000%, 12/01/15......................................  4,000   4,615,200
Connecticut State (GO) Series E
      5.500%, 11/15/12......................................  3,300   3,478,332

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 CONNECTICUT -- (Continued)
 Connecticut State Econonmic Recovery (GO) Series D
       5.000%, 01/01/14.................................... $ 3,500 $ 3,825,395
 Hartford County Metropolitan District (GO) Series A
       4.000%, 07/15/15....................................   3,900   4,332,939
                                                                    -----------
 TOTAL CONNECTICUT.........................................          45,563,931
                                                                    -----------
 DELAWARE -- (1.9%)
 City of Wilmington (GO) Series A
       5.000%, 12/01/14....................................   2,625   2,950,106
 Delaware State (GO)
       5.000%, 08/01/12....................................  11,370  11,773,180
 Delaware State (GO) Series B
       5.000%, 02/01/12....................................   5,000   5,059,100
 Delaware Transportation Authority (RB) Series A
       5.000%, 07/01/15....................................   3,480   3,962,954
       5.000%, 07/01/15....................................   4,270   4,870,874
                                                                    -----------
 TOTAL DELAWARE............................................          28,616,214
                                                                    -----------
 FLORIDA -- (3.1%)
 Broward County (GO)
       5.000%, 01/01/14....................................   5,000   5,469,350
 Florida State Board of Education (GO) Series 2006C
       5.000%, 06/01/12....................................   2,935   3,014,744
 Florida State Board of Education (GO) Series B
       5.000%, 06/01/16....................................   2,500   2,908,575
 Florida State Board of Education (GO) Series B (ST GTD)
       5.250%, 06/01/13....................................   3,700   3,972,172
 Florida State Board of Education (GO) Series C
       5.000%, 06/01/15....................................   6,440   7,296,906
 Florida State Board of Education (GO) Series D
       5.000%, 06/01/13....................................  13,085  14,002,782
 Florida State Board of Education (GO) Series E
       5.000%, 06/01/12....................................   3,000   3,082,380
 Florida State Board of Education (GO) Series H (AGM)
       5.250%, 06/01/12....................................   4,650   4,783,036

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 FLORIDA -- (Continued)
 Florida State Department of Environmental Protection
   Preservation (RB) Series A (AGM)
       5.500%, 07/01/13.................................... $ 1,400 $ 1,506,414
                                                                    -----------
 TOTAL FLORIDA.............................................          46,036,359
                                                                    -----------
 GEORGIA -- (4.4%)
 De Kalb County School District (GO) (ST AID WITHHLDG)
       5.000%, 02/01/12....................................  21,330  21,575,722
 Georgia State (GO) Series C
       5.500%, 07/01/12....................................   8,400   8,692,824
 Georgia State (GO) Series D
       5.000%, 08/01/12....................................   7,100   7,351,766
 Georgia State (GO) Series G
       5.000%, 10/01/12....................................   8,000   8,344,880
 Henry County School District (GO) Series A (ST AID
   WITHHLDG)
       5.000%, 04/01/13....................................  14,000  14,888,860
 Private Colleges & Universities Authority (RB) Series A
       4.750%, 09/01/12....................................   4,450   4,612,826
                                                                    -----------
 TOTAL GEORGIA.............................................          65,466,878
                                                                    -----------
 HAWAII -- (3.3%)
 City & County of Honolulu (GO) Series A (NATL-RE)
       5.000%, 07/01/13....................................   1,445   1,550,918
 City & County of Honolulu (GO) Series B (FSA)
       5.250%, 07/01/15....................................   4,220   4,825,401
 City & County of Honolulu (GO) Series C (NATL-RE)
       5.000%, 07/01/12....................................   5,000   5,155,750
 Hawaii State (GO) Series CY (AGM)
       5.750%, 02/01/13....................................   4,750   5,060,792
 Hawaii State (GO) Series DE (NATL-RE)
       5.000%, 10/01/12....................................   3,340   3,481,449
 Hawaii State (GO) Series DG (AMBAC)
       5.000%, 07/01/13....................................   6,000   6,440,820
       5.000%, 07/01/15....................................  15,945  18,176,343

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
HAWAII -- (Continued)
Hawaii State (GO) Series DT
      4.000%, 11/01/14..................................... $ 4,950 $ 5,413,122
                                                                    -----------
TOTAL HAWAII...............................................          50,104,595
                                                                    -----------
ILLINOIS -- (1.4%)
Chicago Park District (GO) Series A (FGIC)
      5.250%, 01/01/13.....................................   4,935   5,213,137
City of Chicago (GO) Series A (AGM)
      5.000%, 01/01/13.....................................   8,150   8,505,910
Cook County (GO) Series D (AMBAC)
      5.250%, 11/15/12.....................................   2,000   2,093,960
Du Page Cook & Will Counties Community College District
  No. 502 (GO)
      5.000%, 06/01/16.....................................   5,000   5,778,550
                                                                    -----------
TOTAL ILLINOIS.............................................          21,591,557
                                                                    -----------
KENTUCKY -- (0.7%)
Louisville & Jefferson County Metropolitan Sewer District
  (RB) Series B
      5.000%, 05/15/15.....................................   9,415  10,607,221
                                                                    -----------
MARYLAND -- (3.0%)
Baltimore County (GO)
      5.000%, 02/01/12.....................................   1,700   1,720,094
      5.000%, 02/01/14.....................................   4,750   5,218,587
Maryland State (GO)
      5.250%, 02/15/12.....................................   5,000   5,072,050
      5.500%, 08/01/13.....................................   6,000   6,531,360
Maryland State (GO) Series B
      5.000%, 02/15/13.....................................  14,000  14,834,680
Maryland State (GO) Series C
      5.000%, 03/01/16.....................................   1,000   1,162,530
Maryland State Department of Transportation (RB)
      5.000%, 11/01/13.....................................   4,120   4,490,058
Montgomery County (GO) Series A
      5.000%, 08/01/12.....................................   5,990   6,202,405
                                                                    -----------
TOTAL MARYLAND.............................................          45,231,764
                                                                    -----------

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
MASSACHUSETTS -- (3.2%)
City of Boston (GO) Series A
      5.000%, 04/01/14..................................... $ 4,650 $ 5,127,183
Commonwealth of Massachusetts (GO) (Series D)
      5.500%, 11/01/14.....................................   4,585   5,219,885
Commonwealth of Massachusetts (GO) Series A
      5.000%, 08/01/14.....................................   4,800   5,348,880
Commonwealth of Massachusetts (GO) Series C (GO OF CMNWLTH)
      5.500%, 11/01/15.....................................   2,200   2,572,570
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC
  GO OF CMNWLTH)
      5.500%, 11/01/14.....................................   5,000   5,692,350
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
      5.500%, 11/01/12.....................................     910     957,047
      5.500%, 11/01/13.....................................   7,550   8,296,620
Commonwealth of Massachusetts (RB) Series A
      5.500%, 12/15/13.....................................   9,450  10,430,816
University of Massachusetts Building Authority (RB) Series
  1 (AMBAC)
      5.250%, 11/01/13.....................................   3,490   3,822,248
                                                                    -----------
TOTAL MASSACHUSETTS........................................          47,467,599
                                                                    -----------
MICHIGAN -- (2.4%)
Michigan Municipal Bond Authority (RB)
      5.000%, 10/01/13.....................................   3,240   3,505,939
      5.500%, 10/01/13.....................................  15,085  16,466,183
Michigan State (GO)
      5.500%, 12/01/13.....................................  10,000  10,940,400
University of Michigan (RB) Series C
      2.000%, 04/01/13.....................................   4,840   4,937,139
                                                                    -----------
TOTAL MICHIGAN.............................................          35,849,661
                                                                    -----------
MINNESOTA -- (4.9%)
Chaska Independent School District No. 112 (GO) Series A
  (SD CRED PROG)
      4.000%, 02/01/15.....................................   5,740   6,276,747

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 MINNESOTA -- (Continued)
 City of Minneapolis (GO)
       3.000%, 12/01/15.................................... $ 8,700 $ 9,397,131
 City of Minneapolis (GO) Series A
       3.000%, 12/01/12....................................   5,200   5,350,956
 City of Minneapolis (GO) Series B
       4.000%, 12/01/15....................................   8,830   9,840,858
 Minnesota Public Facilities Authority (RB) Series B
       5.000%, 03/01/14....................................   5,800   6,377,622
 Minnesota State (GO)
       5.250%, 11/01/12....................................   8,000   8,395,360
       5.000%, 08/01/14....................................   2,000   2,234,500
 Minnesota State (GO) Series H
       5.000%, 11/01/14....................................  15,000  16,903,200
       5.000%, 11/01/15....................................   5,000   5,770,600
 Washington County (GO) Series A
       5.000%, 02/01/15....................................   3,275   3,693,250
                                                                    -----------
 TOTAL MINNESOTA...........................................          74,240,224
                                                                    -----------
 MISSISSIPPI -- (0.2%)
 Mississippi State (GO) Series A
       5.375%, 12/01/12....................................   3,350   3,527,918
                                                                    -----------
 MISSOURI -- (0.2%)
 Missouri State (GO) Series A
       5.000%, 10/01/13....................................   2,600   2,824,328
                                                                    -----------
 NEBRASKA -- (0.4%)
 University of Nebraska Facilities Corp. (RB)
       5.000%, 07/15/16....................................   5,220   6,074,410
                                                                    -----------
 NEVADA -- (1.5%)
 Clark County (GO) (AMBAC)
       5.000%, 11/01/11....................................   5,010   5,010,000
 Nevada State (GO)
       5.000%, 06/01/13....................................  12,990  13,849,938
 Nevada State (GO) (NATL-RE FGIC)
       5.000%, 12/01/13....................................   1,400   1,518,188
 Nevada State (GO) Series A
       5.000%, 02/01/12....................................   2,000   2,023,340
                                                                    -----------
 TOTAL NEVADA..............................................          22,401,466
                                                                    -----------
 NEW JERSEY -- (3.0%)
 Monmouth County (GO)
       4.250%, 09/15/12....................................   5,115   5,289,728

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 NEW JERSEY -- (Continued)
 New Jersey State (GO)
       5.250%, 08/01/12.................................... $ 8,400 $ 8,710,884
       5.000%, 04/01/13....................................   3,900   4,153,305
       5.000%, 06/01/13....................................   5,940   6,364,413
       5.000%, 06/01/14....................................   4,600   5,108,162
       5.000%, 08/01/14....................................   4,000   4,440,080
 New Jersey State (GO) Series M (AMBAC)
       5.500%, 07/15/14....................................   4,000   4,488,520
 New Jersey Transportation Trust Fund Authority (RB)
   Series C (AGM)
       5.500%, 12/15/11....................................   6,035   6,071,693
                                                                    -----------
 TOTAL NEW JERSEY..........................................          44,626,785
                                                                    -----------
 NEW MEXICO -- (0.8%)
 New Mexico State (GO)
       5.000%, 03/01/12....................................  10,260  10,420,261
 New Mexico State (RB) Series A
       5.000%, 07/01/13....................................   2,000   2,146,600
                                                                    -----------
 TOTAL NEW MEXICO..........................................          12,566,861
                                                                    -----------
 NEW YORK -- (6.8%)
 City of New York (GO) Series A
       5.000%, 08/01/14....................................   7,865   8,714,420
 City of New York (GO) Series A-1
       5.000%, 08/01/14....................................   2,500   2,770,000
 City of New York (GO) Series B
       5.000%, 08/01/15....................................  10,000  11,347,800
 City of New York (GO) Series E
       5.000%, 08/01/13....................................   6,475   6,978,043
 City of New York (GO) Series H
       5.000%, 08/01/12....................................   3,000   3,105,210
 City of New York (GO) Series I
       5.000%, 08/01/14....................................   4,000   4,432,000
 Long Beach City School District (GO) (ST AID WITHHLDG)
       3.000%, 05/01/16....................................   3,740   3,979,584
 New York State (GO) Series A
       2.000%, 03/01/12....................................   5,305   5,336,087
       3.500%, 03/15/12....................................   1,755   1,775,955
 New York State (GO) Series C
       3.000%, 02/01/14....................................   4,655   4,866,384
       3.000%, 02/01/15....................................   3,010   3,188,794

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
 NEW YORK -- (Continued)
 New York State Dormitory Authority (RB) (GO OF UNIV)
       5.000%, 07/01/13................................... $ 4,590 $  4,938,381
 New York State Dormitory Authority (RB) Series A
       5.000%, 03/15/16...................................  20,000   22,966,000
 New York State Dormitory Authority (RB) Series C
       5.000%, 03/15/14...................................   7,500    8,240,700
 Suffolk County (GO) Series A
       3.000%, 05/15/16...................................   3,325    3,539,762
 Suffolk County (GO) Series C
       4.000%, 10/15/15...................................   5,890    6,481,238
                                                                   ------------
 TOTAL NEW YORK...........................................          102,660,358
                                                                   ------------
 NORTH CAROLINA -- (3.1%)
 City of Charlotte (GO) Series B
       5.000%, 06/01/16...................................   2,335    2,725,646
 Guilford County (GO) Series C
       5.000%, 10/01/12...................................   8,040    8,388,052
 Mecklenburg County (GO) Series B
       2.000%, 03/01/16...................................   5,000    5,174,600
 Mecklenburg County (GO) Series C
       5.000%, 02/01/14...................................   5,680    6,243,002
 North Carolina State (GO) Series A
       5.500%, 03/01/14...................................   3,000    3,340,740
 North Carolina State (GO) Series B
       5.000%, 04/01/16...................................   7,350    8,560,178
 Sanford Enterprise (RB) Series A
       5.000%, 06/01/15...................................   2,540    2,840,050
 Wake County (GO)
       4.500%, 03/01/13...................................   7,800    8,229,468
 Wake County (GO) Series C
       5.000%, 03/01/15...................................   1,400    1,588,734
                                                                   ------------
 TOTAL NORTH CAROLINA.....................................           47,090,470
                                                                   ------------
 OHIO -- (4.4%)
 City of Cincinnati School District (GO) (AGM)
       5.000%, 06/01/12...................................   2,995    3,076,734
       5.000%, 12/01/13...................................  11,730   12,817,136
 City of Columbus (GO) Series 2
       5.000%, 07/01/13...................................   3,000    3,223,020

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
 OHIO -- (Continued)
       5.000%, 07/01/14................................... $ 4,605 $  5,115,787
 City of Columbus (GO) Series A
       5.000%, 06/15/12...................................   3,875    3,989,080
 City of Columbus (GO) Series D
       5.000%, 12/15/13...................................     575      628,004
 City of Mason School District (GO) (NATL-RE FGIC)
       5.000%, 12/01/15...................................   2,000    2,299,820
 Ohio State (GO)
       5.500%, 11/01/12...................................   8,615    9,059,534
       5.000%, 05/01/14...................................   5,000    5,522,850
       5.000%, 11/01/15...................................   2,425    2,785,404
 Ohio State (GO) Series C
       5.000%, 09/15/14...................................   3,105    3,472,880
       5.000%, 08/01/15...................................   4,000    4,564,320
 Ohio State (GO) Series D
       5.000%, 09/15/14...................................   3,800    4,250,224
 Ohio State University (RB) Series A
       4.000%, 12/01/15...................................   1,000    1,107,310
 Ohio State Water Development Authority (RB) Series A
       5.000%, 06/01/16...................................   3,080    3,569,966
                                                                   ------------
 TOTAL OHIO...............................................           65,482,069
                                                                   ------------
 OREGON -- (1.4%)
 City of Portland (GO) Series A
       4.000%, 06/01/15...................................   2,000    2,205,140
 Jackson County School District No. 5 (GO) (NATL-RE FGIC
   SCH BD GTY)
       5.000%, 06/15/15...................................   1,965    2,235,227
 Multnomah County (GO)
       5.000%, 10/01/14...................................   5,490    6,157,200
 Portland Community College District (GO)
       5.000%, 06/15/14...................................   7,410    8,224,433
 Washington County School District No. 15 Forest Grove
   (GO) (AGM SCH BD GTY)
       5.250%, 06/15/15...................................   1,555    1,772,482
                                                                   ------------
 TOTAL OREGON.............................................           20,594,482
                                                                   ------------
 PENNSYLVANIA -- (1.6%)
 Commonwealth of Pennsylvania (GO) First Series (NATL-RE)
       5.250%, 02/01/13...................................   5,755    6,101,106

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series A
      5.000%, 02/15/14..................................... $ 9,000 $ 9,874,980
      5.000%, 05/01/16.....................................   2,025   2,349,142
Commonwealth of Pennsylvania (GO) Third Series
      5.000%, 09/01/12.....................................   2,800   2,909,676
University of Pittsburgh of the Commonwealth System of
  Higher Education (RB) Series B (GO OF UNIV)
      5.000%, 09/15/15.....................................   1,850   2,119,342
                                                                    -----------
TOTAL PENNSYLVANIA.........................................          23,354,246
                                                                    -----------
RHODE ISLAND -- (1.0%)
Rhode Island State & Providence Plantations (GO) Series B
  (NATL-RE)
      5.000%, 08/01/12.....................................   5,200   5,381,168
      5.000%, 08/01/13.....................................   4,700   5,064,297
Rhode Island State & Providence Plantations (GO) Series C
  (AGM)
      5.000%, 02/15/15.....................................   3,385   3,793,197
                                                                    -----------
TOTAL RHODE ISLAND.........................................          14,238,662
                                                                    -----------
SOUTH CAROLINA -- (1.9%)
Beaufort County School District (GO) Series A (SCSDE)
      5.000%, 03/01/14.....................................   5,505   6,038,434
Beaufort County School District (GO) Series B (SCSDE)
      5.000%, 03/01/14.....................................   2,795   3,065,835
Richland County School District No. 2 (GO) Series C (SCSDE)
      5.000%, 02/01/16.....................................   6,330   7,251,648
South Carolina State (GO) Series A
      4.000%, 06/01/15.....................................   6,000   6,651,120
York County School District No. 3 (GO) Series B (SCSDE)
      5.000%, 03/01/15.....................................   4,770   5,371,163
                                                                    -----------
TOTAL SOUTH CAROLINA.......................................          28,378,200
                                                                    -----------

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
TENNESSEE -- (1.7%)
Hamilton County (GO)
      5.000%, 03/01/12..................................... $ 5,095 $ 5,175,399
      3.000%, 03/01/13.....................................   1,550   1,604,157
Knox County (GO)
      5.500%, 04/01/14.....................................   6,300   7,012,089
Shelby County (GO)
      5.000%, 04/01/14.....................................   8,345   9,176,079
Tennessee State (GO) Series A
      5.000%, 05/01/14.....................................   3,000   3,322,380
                                                                    -----------
TOTAL TENNESSEE............................................          26,290,104
                                                                    -----------
TEXAS -- (18.7%)
Arlington Independent School District (GO) (PSF-GTD)
      5.000%, 02/15/14.....................................   5,885   6,467,026
Austin Independent School District (GO) (PSF-GTD)
      5.000%, 08/01/14.....................................   6,895   7,691,441
Carrollton-Farmers Branch Independent School District (GO)
  (PSF-GTD)
      5.000%, 02/15/16.....................................   6,570   7,618,178
City of Dallas (GO)
      5.000%, 02/15/14.....................................   4,585   5,023,097
      5.000%, 02/15/14.....................................   8,770   9,607,974
      5.000%, 02/15/15.....................................   2,440   2,746,000
      5.000%, 02/15/15.....................................  11,800  13,296,122
City of Dallas (GO) Series A
      5.000%, 02/15/16.....................................   2,530   2,910,740
City of Dallas (RB) (AMBAC)
      5.000%, 10/01/12.....................................  13,985  14,583,838
      5.000%, 10/01/13.....................................   7,605   8,250,512
City of Frisco (GO) (NATL-RE FGIC)
      5.250%, 02/15/16.....................................   1,175   1,364,539
City of Houston (GO) Series A
      4.000%, 03/01/16.....................................   4,500   4,985,595
      5.000%, 03/01/16.....................................  17,850  20,522,680
City of San Antonio Electric & Gas (RB)
      5.375%, 02/01/15.....................................   5,975   6,809,409
City of San Antonio Electric & Gas (RB) Sereis A
      5.250%, 02/01/14.....................................      90      99,166
City of San Antonio Electric & Gas (RB) Series A
      5.250%, 02/01/14.....................................  12,015  13,227,314

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
 TEXAS -- (Continued)
       5.000%, 02/01/15................................... $ 3,025 $  3,411,323
       5.000%, 02/01/16...................................   2,875    3,316,686
 City of San Antonio Water (RB) (NATL-RE FGIC)
       5.000%, 05/15/12...................................   7,000    7,177,870
 County of El Paso (GO) (NATL-RE)
       5.000%, 02/15/16...................................   2,490    2,853,540
 County of Fort Bend (GO) (NATL-RE)
       5.000%, 03/01/13...................................   2,110    2,237,803
 Dallas Area Rapid Transit (RB) (FGIC)
       5.000%, 12/01/12...................................  10,475   11,001,997
 Dallas Waterworks & Sewer System (RB) (AMBAC)
       5.000%, 10/01/14...................................   9,000   10,093,770
 Denton County (GO) Series A
       5.000%, 07/15/15...................................   3,960    4,507,549
 Fort Bend Independent School District (GO) (PSF-GTD)
       5.000%, 08/15/15...................................   3,000    3,432,360
 Fort Worth Independent School District (GO) (PSF-GTD)
       5.000%, 02/15/13...................................   8,025    8,490,610
 Houston Independent School District (GO) Series A-1
       5.000%, 02/15/15...................................   4,000    4,501,640
 Katy Independent School District (GO) Series A (PSF-GTD)
       5.000%, 02/15/12...................................   7,465    7,567,494
 North Texas Municipal Water District (RB)
       5.000%, 09/01/14...................................     605      672,300
       5.000%, 06/01/16...................................   2,130    2,447,413
 Northwest Independent School District (GO) (PSF-GTD)
       5.000%, 02/15/15...................................   1,000    1,130,600
 San Marcos Consolidated Independent School District (GO)
   (PSF-GTD)
       5.250%, 08/01/14...................................   3,195    3,596,899
       5.500%, 08/01/14...................................   2,100    2,378,418
 Socorro Independent School District (GO) (PSF-GTD)
       5.250%, 08/15/14...................................   2,270    2,548,143

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
 TEXAS -- (Continued)
 Texas A&M University (RB) Series B
       5.000%, 05/15/12................................... $ 3,975 $  4,076,204
 Texas Public Finance Authority (GO) Series A
       5.000%, 10/01/12...................................   1,500    1,564,665
 Texas Public Finance Authority (RB) Series A
       5.000%, 01/01/14...................................   5,000    5,456,900
       5.000%, 07/01/15...................................  10,000   11,372,400
       5.000%, 01/01/16...................................   3,345    3,825,676
 Texas State (GO)
       5.000%, 10/01/12...................................   3,000    3,127,920
       5.000%, 10/01/16...................................   5,000    5,861,750
 Texas State Transportation Commission (RB)
       4.000%, 04/01/13...................................   1,500    1,574,595
       5.000%, 04/01/14...................................   5,870    6,481,360
 Texas Tech University (RB) Series 12
       5.000%, 02/15/16...................................   2,095    2,404,620
 Travis County (GO)
       5.000%, 03/01/12...................................   3,375    3,428,258
 University of Texas (RB) Series A
       5.000%, 08/15/12...................................   3,500    3,629,990
       5.000%, 07/01/14...................................   5,250    5,830,860
 University of Texas (RB) Series B
       5.250%, 08/15/12...................................   2,730    2,836,743
       5.250%, 08/15/13...................................   3,850    4,174,978
 University of Texas (RB) Series D
       5.000%, 08/15/12...................................   1,815    1,882,409
 University of Texas (RB) Series F
       5.000%, 08/15/15...................................   2,405    2,756,419
 Williamson County (GO) (NATL-RE)
       5.000%, 02/15/14...................................   5,000    5,480,150
                                                                   ------------
 TOTAL TEXAS..............................................          282,335,943
                                                                   ------------
 UTAH -- (1.7%)
 Alpine School District (GO) (SCH BD GTY)
       3.000%, 03/15/16...................................   2,770    2,949,801
 Salt Lake County (GO)
       5.000%, 06/15/12...................................  10,060   10,357,374
 Utah State (GO) Series A
       5.000%, 07/01/12...................................   6,440    6,644,084

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT      VALUE+
                                                         ------- --------------
                                                         (000)
UTAH -- (Continued)
Utah State (GO) Series B
      4.000%, 07/01/13.................................. $ 4,700 $    4,979,838
                                                                 --------------
TOTAL UTAH..............................................             24,931,097
                                                                 --------------
VIRGINIA -- (3.8%)
City of Norfolk (GO) Series A
      4.000%, 03/01/16..................................   2,000      2,221,160
City of Richmond (GO) Series C (ST AID WITHHLDG)
      5.000%, 07/15/15..................................   5,325      6,071,725
Fairfax County (GO) Series A (ST AID WITHHLDG)
      5.000%, 04/01/13..................................   9,975     10,622,876
      5.000%, 04/01/14..................................   9,375     10,346,625
      4.000%, 04/01/16..................................   3,065      3,425,628
Loudoun County (GO) Series B
      4.000%, 11/01/12..................................   1,000      1,036,920
Loudoun County (GO) Series B (ST AID WITHHLDG)
      5.000%, 12/01/13..................................   5,285      5,770,163
Virginia Commonwealth Transportation Board (RB)
      5.000%, 09/27/12..................................   4,040      4,213,154
Virginia State Public School Authority (RB)
      5.250%, 08/01/13..................................   6,385      6,918,084
Virginia State Public School Authority (RB) Series B
      5.000%, 08/01/13..................................   5,505      5,940,721
                                                                 --------------
TOTAL VIRGINIA..........................................             56,567,056
                                                                 --------------
WASHINGTON -- (6.6%)
City of Seattle (GO)
      5.000%, 05/01/14..................................   8,300      9,165,773
City of Seattle (GO) Series B
      5.000%, 08/01/15..................................   7,385      8,415,208
City of Seattle Municipal Light & Power (RB) (AGM)
      5.000%, 08/01/12..................................   1,500      1,552,605
King County School District (GO) (NATL-RE SCH BD GTY)
      5.000%, 12/01/13..................................   1,500      1,637,700
King County School District No. 1 (GO) (SCH BD GTY)
      5.000%, 12/01/13..................................  15,000     16,347,600

                                                          FACE
                                                         AMOUNT      VALUE+
                                                         ------- --------------
                                                         (000)
WASHINGTON -- (Continued)
King County Sewer Enterprise (RB)
      4.000%, 01/01/15.................................. $ 6,595 $    7,181,032
      4.000%, 01/01/16..................................   6,510      7,186,194
Snohomish County Public Utility District No .1 (RB)
      5.000%, 12/01/15..................................   5,000      5,683,300
Washington State (GO) (AGM)
      5.000%, 07/01/14..................................   5,145      5,715,683
Washington State (GO) Series 2010C
      5.000%, 01/01/15..................................   6,100      6,853,228
Washington State (GO) Series A
      5.000%, 01/01/16..................................   2,000      2,298,760
Washington State (GO) Series C
      5.000%, 02/01/14..................................   6,895      7,549,129
Washington State (GO) Series D
      5.000%, 01/01/14..................................   3,330      3,635,061
Washington State (GO) Series R-2010A
      5.000%, 01/01/15..................................  10,960     12,313,341
Washington State (GO) Series R-2011C
      4.000%, 07/01/15..................................   4,000      4,410,520
                                                                 --------------
TOTAL WASHINGTON........................................             99,945,134
                                                                 --------------
WEST VIRGINIA -- (0.2%)
West Virginia State (GO) (NATL-RE FGIC)
      5.000%, 06/01/12..................................   3,300      3,390,816
                                                                 --------------
WISCONSIN -- (2.5%)
Wisconsin State (GO) Series 1 (AMBAC)
      5.000%, 05/01/16..................................  14,075     16,301,384
Wisconsin State (GO) Series A
      4.000%, 05/01/16..................................   5,090      5,673,925
      5.000%, 05/01/16..................................   4,780      5,536,100
Wisconsin State (GO) Series A (NATL-RE FGIC)
      5.000%, 05/01/12..................................   6,760      6,917,914
Wisconsin State Transportation (RB) Series B (AMBAC)
      5.000%, 07/01/12..................................   3,775      3,893,120
                                                                 --------------
TOTAL WISCONSIN.........................................             38,322,443
                                                                 --------------
TOTAL MUNICIPAL BONDS...................................          1,498,623,976
                                                                 --------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds MuniFund Portfolio....... 7,895,253 $    7,895,253
                                                                 --------------

                                                                     VALUE+
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,482,507,853)...............................           $1,506,519,229
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              ------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
  Municipal Bonds............         -- $1,498,623,976   --    $1,498,623,976
  Temporary Cash Investments. $7,895,253             --   --         7,895,253
                              ---------- --------------   --    --------------
  TOTAL...................... $7,895,253 $1,498,623,976   --    $1,506,519,229
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 MUNICIPAL BONDS -- (98.4%)
 CALIFORNIA -- (98.4%)
 Anaheim Public Financing Authority (RB)
       4.500%, 08/01/13...................................... $  800 $  844,288
       4.000%, 08/01/14......................................    550    581,944
 Anaheim Union High School District (GO) (AGM)
       5.000%, 08/01/13......................................    700    753,109
       5.000%, 08/01/14......................................    800    886,176
 Anaheim Union High School District (GO) Series A (AGM)
       5.000%, 08/01/12......................................  1,275  1,319,816
 Atascadero Unified School District (GO) Series A (AGM)
       3.000%, 08/01/15......................................    315    333,557
 Bay Area Toll Authority (RB) Series F
       5.000%, 04/01/13......................................    775    822,725
       3.900%, 04/01/14......................................    900    957,348
       5.000%, 04/01/15......................................    495    556,439
 California Educational Facilities Authority (RB) Series A
       5.000%, 04/01/13......................................  2,250  2,397,803
 California Educational Facilities Authority (RB) Series P
       5.250%, 12/01/13......................................    925  1,016,307
 California Educational Facilities Authority (RB) Series T-4
       5.000%, 03/15/14......................................  3,890  4,293,549
 California Infrastructure & Economic Development Bank (RB)
   (AGM)
       5.250%, 07/01/13......................................  2,000  2,160,420
 California Infrastructure & Economic Development Bank (RB)
   Series A (AMBAC)
       5.250%, 10/01/13......................................  4,900  5,286,365
 California State (GO)
       5.000%, 02/01/12......................................    600    606,942
       5.000%, 04/01/12......................................  1,500  1,530,015
       5.250%, 03/01/13......................................    850    899,734
       4.200%, 11/01/13......................................  1,825  1,944,903
       5.000%, 03/01/14......................................  2,925  3,177,954
       5.000%, 03/01/14......................................  2,850  3,110,234
       5.000%, 03/01/14......................................    800    869,184
       5.000%, 04/01/14......................................    555    604,550
       5.000%, 04/01/14......................................  1,750  1,906,240

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
       5.000%, 05/01/14...................................... $5,075 $5,542,255
       4.500%, 06/01/14......................................    750    811,635
       5.000%, 06/01/14......................................  3,065  3,355,623
       5.000%, 08/01/14......................................  1,480  1,628,400
       3.000%, 11/01/14......................................    665    698,097
       6.000%, 02/01/15......................................    950  1,082,592
       3.000%, 03/01/15......................................    500    521,430
       5.000%, 03/01/15......................................  3,900  4,318,587
       4.000%, 04/01/15......................................    700    753,368
       3.000%, 11/01/15......................................    500    523,220
       5.000%, 12/01/15......................................    700    787,682
       3.000%, 09/01/16......................................  1,500  1,553,955
       5.000%, 09/01/16......................................  2,350  2,648,591
       5.000%, 10/01/16......................................    795    897,277
 California State (GO) (AMBAC)
       5.000%, 02/01/14......................................    770    834,411
       6.000%, 04/01/16......................................  1,265  1,464,263
 California State (GO) (NATL-RE FGIC)
       5.000%, 03/01/14......................................  1,565  1,700,341
 California State (GO) (NATL-RE)
       4.000%, 09/01/14......................................  1,000  1,075,290
       4.125%, 06/01/15......................................    200    216,546
       5.000%, 06/01/15......................................    310    345,018
       4.000%, 09/01/15......................................    500    541,080
 California State (GO) Series 2
       4.000%, 09/01/15......................................    750    811,620
 California State (GO) Series CF
       2.250%, 12/01/13......................................    500    508,980
 California State Department of Transportation (RB) Series A
   (NATL-RE FGIC)
       5.000%, 02/01/15......................................  1,675  1,880,908
 California State Department of Water Resources (RB)
       5.500%, 12/01/13......................................  1,075  1,181,242
 California State Department of Water Resources (RB)
   (NATL-RE)
       5.000%, 12/01/14......................................  1,500  1,681,875
 California State Department of Water Resources (RB) Series A
       5.125%, 05/01/12......................................  1,850  1,913,492

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 California State Department of Water Resources (RB)
   Series A (AGM)
       5.250%, 05/01/12...................................... $2,000 $2,049,280
 California State Department of Water Resources (RB)
   Series AE
       5.000%, 12/01/14......................................    575    644,719
 California State Department of Water Resources (RB) Series L
       4.000%, 05/01/15......................................  2,490  2,727,895
       5.000%, 05/01/15......................................  3,750  4,236,225
 California State Department of Water Resources (RB) Series M
       5.000%, 05/01/14......................................    750    827,250
       4.000%, 05/01/16......................................  1,750  1,934,642
 California State Economic Recovery (GO) (ETM) Series A
   (NATL-RE)
       5.000%, 07/01/12......................................  1,155  1,191,059
       5.250%, 07/01/13......................................  1,845  1,992,987
 California State Economic Recovery (GO) Series A
       5.250%, 07/01/12......................................    625    645,331
       5.250%, 07/01/13......................................    870    937,364
       5.250%, 07/01/14......................................     95    106,590
       5.250%, 07/01/14......................................  1,945  2,168,597
 California State Economic Recovery (GO) Series A (NATL-RE
   FGIC)
       5.250%, 07/01/14......................................  3,445  3,841,037
 California State Economic Recovery (GO) Series A (NATL-RE)
       5.000%, 07/01/12......................................  1,320  1,360,762
       5.250%, 07/01/13......................................  2,180  2,348,797
 California State Public Works Board of Regents University
   California (RB) Series A
       5.000%, 03/01/14......................................    860    939,154
 California State University (RB) Series A
       3.000%, 11/01/12......................................    500    512,890
 California State University (RB) Series A (AGM)
       4.000%, 11/01/12......................................    545    564,451
       4.000%, 11/01/12......................................  1,000  1,035,690

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 Charter Oak Unified School District (GO) Series B (AGM)
       5.000%, 07/01/13...................................... $2,805 $3,018,404
 City & County of San Francisco (GO) Series 2008-R1
       5.000%, 06/15/14......................................    500    550,565
 City & County of San Francisco (GO) Series A
       5.000%, 06/15/15......................................  2,490  2,806,902
 City & County of San Francisco (GO) Series A (AMBAC)
       5.000%, 06/15/12......................................  1,600  1,645,792
 City & County of San Francisco (GO) Series R1 (NATL-RE FGIC)
       5.000%, 06/15/12......................................  3,855  3,967,759
 City & County of San Francisco (GO) Series R2 (AMBAC)
       4.000%, 06/15/12......................................    665    680,149
 City & County of San Francisco Public Utilities Commission
   (RB) Series A (AGM)
       5.000%, 11/01/12......................................  4,810  5,029,865
 City & County of San Francisco Public Utilities Commission
   (RB) Series C
       5.000%, 11/01/13......................................    525    570,617
 City of Bakersfield School District (GO) Series A (AGM)
       4.000%, 11/01/14......................................    400    428,444
 City of Fairfield (RB) (AGM)
       4.250%, 04/01/13......................................    500    526,040
 City of Folsom (GO)
       4.000%, 08/01/14......................................  1,285  1,376,055
 City of Los Angeles (GO) Series A
       2.500%, 09/01/13......................................  2,500  2,587,600
       3.000%, 09/01/15......................................  3,000  3,169,050
 City of Los Angeles (GO) Series A (NATL-RE FGIC)
       5.250%, 09/01/13......................................  1,000  1,084,970
 City of Los Angeles (GO) Series A (NATL-RE)
       5.000%, 09/01/12......................................  1,165  1,209,736
       5.250%, 09/01/14......................................  1,000  1,113,140
 City of Los Angeles (RB) Series A
       4.000%, 06/01/12......................................    815    830,192
       5.000%, 06/01/13......................................  1,300  1,378,871
       4.000%, 06/01/14......................................    520    557,534

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
CALIFORNIA -- (Continued)
City of Vernon (RB) Series A
      3.500%, 08/01/12..................................... $ 1,550 $ 1,576,210
      5.250%, 08/01/14.....................................   1,300   1,376,089
Contra Costa Community College District (GO) (NATL-RE FGIC)
      5.000%, 08/01/13.....................................   1,905   2,051,609
      5.000%, 08/01/14.....................................   1,985   2,198,824
Contra Costa Water District (RB) Series B
      4.000%, 10/01/14.....................................  10,000  10,906,800
Cupertino Union School District (GO) Series B
      4.000%, 08/01/15.....................................   1,260   1,397,579
Desert Sands Unified School District (GO) (AGM)
      5.000%, 06/01/14.....................................   3,275   3,641,243
      5.000%, 06/01/14.....................................     600     667,098
East Bay Regional Park District (GO)
      4.000%, 09/01/13.....................................   1,375   1,461,928
El Camino Community College District (GO) Series A
  (NATL-RE)
      5.000%, 08/01/13.....................................   1,600   1,727,808
      5.000%, 08/01/13.....................................   2,915   3,147,850
      5.000%, 08/01/13.....................................   3,060   3,304,433
El Monte Union High School District (GO) Series A (FSA)
      5.000%, 06/01/13.....................................   2,185   2,342,910
Escondido Union School District (GO) Series A (AGM)
      5.000%, 08/01/12.....................................   3,045   3,152,032
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
      5.500%, 08/01/14.....................................     550     611,122
Foothill-De Anza Community College District (GO) Series B
      5.250%, 08/01/13.....................................   2,000   2,168,440
      5.250%, 08/01/13.....................................   3,675   3,984,508
Gilroy Public Facilities Financing Authority (RB)
      4.000%, 11/01/14.....................................     400     434,200
Glendale Unified School District (GO)
      4.000%, 09/01/15.....................................   1,160   1,275,652

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
CALIFORNIA -- (Continued)
Grossmont Union High School District (GO) (NATL-RE)
      4.000%, 08/01/13..................................... $   500 $   529,815
      5.000%, 08/01/15.....................................   1,160   1,320,904
Hacienda La Puente Unified School District (GO) Series B
  (AGM)
      5.000%, 08/01/13.....................................   4,340   4,682,730
Hemet Unified School District (GO) Series A (AGM)
      5.750%, 08/01/14.....................................     500     557,485
      5.625%, 08/01/15.....................................     355     403,532
Huntington Beach Public Financing Authority (RB)
      3.000%, 09/01/16.....................................     950     997,072
Kern High School District (GO) Series C (NATL-RE FGIC)
      5.500%, 08/01/14.....................................     650     715,754
Long Beach Bond Finance Authority (TAN) (AMBAC)
      5.375%, 08/01/12.....................................   1,585   1,644,517
Long Beach Unified School District (GO)
      4.000%, 08/01/12.....................................     500     513,590
Long Beach Unified School District (GO) Series A
      5.000%, 08/01/13.....................................   2,500   2,692,400
      4.000%, 08/01/14.....................................   2,335   2,522,827
      5.000%, 08/01/14.....................................   1,000   1,107,430
Los Angeles Community College District (GO) Series A (AGM)
      5.250%, 08/01/13.....................................     825     888,162
      5.250%, 08/01/14.....................................   4,000   4,444,040
Los Angeles Community College District (GO) Series F-1
      3.250%, 08/01/14.....................................   2,300   2,435,217
      3.000%, 08/01/15.....................................     500     529,455
Los Angeles County Metropolitan Transportation Authority
  (RB)
      3.000%, 07/01/13.....................................   1,750   1,819,895
Los Angeles County Metropolitan Transportation Authority
  (RB) (AMBAC)
      5.000%, 07/01/14.....................................     500     554,340
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
      3.000%, 07/01/12.....................................   3,340   3,398,383

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 Los Angeles County Sanitation Districts Financing Authority
   (RB) Series A (AGM)
       5.000%, 10/01/12...................................... $5,000 $5,208,950
 Los Angeles Department of Water & Power (RB) Series A
       5.000%, 07/01/14......................................  1,715  1,900,906
 Los Angeles Municipal Improvement Corp. (RB) Series A
       4.000%, 11/01/14......................................  2,770  2,936,892
 Los Angeles Municipal Improvement Corp. (RB) Series A
   (NATL-RE)
       5.250%, 06/01/12......................................  1,050  1,076,008
 Los Angeles Municipal Improvement Corp. (RB) Series C
       3.000%, 09/01/13......................................    730    747,929
 Los Angeles Unified School District (GO) (NATL-RE)
       5.500%, 07/01/12......................................    800    827,288
       5.750%, 07/01/14......................................  2,045  2,307,496
       5.750%, 07/01/15......................................    770    895,410
 Los Angeles Unified School District (GO) Series A (FGIC)
       6.000%, 07/01/13......................................    400    435,224
 Los Angeles Unified School District (GO) Series A (NATL-RE)
       5.250%, 07/01/12......................................  3,600  3,716,856
 Los Angeles Unified School District (GO) Series B (AMBAC)
       4.000%, 07/01/13......................................    950  1,002,326
 Los Angeles Unified School District (GO) Series C (AMBAC)
       5.000%, 07/01/12......................................  1,000  1,030,810
 Los Angeles Wastewater System (RB) Series A
       4.000%, 06/01/12......................................  1,000  1,021,280
       5.000%, 06/01/14......................................  2,000  2,216,040
 Los Angeles Wastewater System (RB) Series C (NATL-RE)
       5.375%, 06/01/13......................................    600    645,612
 Madera County Transportation Authority (RB) (AGM)
       3.000%, 03/01/15......................................  1,020  1,069,807

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 Manteca Unified School District (GO) (AGM)
       5.250%, 08/01/14...................................... $  500 $  562,895
 Metropolitan Water District of Southern California (RB)
   Series C
       4.000%, 10/01/15......................................    900  1,005,876
 Mount San Antonio Community College District (GO) Series C
   (AGM)
       4.000%, 09/01/14......................................    750    806,902
 Mountain View-Whisman School District (GO) Series D
   (NATL-RE)
       5.000%, 06/01/12......................................  1,480  1,535,160
 Oak Park Unified School District (GO) Series A
       4.000%, 08/01/14......................................    600    643,362
 Orange County (RB) Series A (NATL-RE)
       5.000%, 06/01/12......................................    730    749,746
       5.000%, 06/01/15......................................  2,000  2,247,400
 Orange County Public Financing Authority (RB) (NATL-RE)
       5.000%, 07/01/16......................................  3,000  3,418,650
 Oxnard School District (GO) (AGM)
       5.000%, 08/01/12......................................    610    629,947
 Oxnard School District (GO) Series B (ASSURED GTY)
       4.000%, 08/01/14......................................    500    534,875
 Pasadena Unified School District (GO) (AGM)
       5.000%, 11/01/12......................................  2,000  2,091,420
 Peralta Community College District (GO)
       5.000%, 08/01/12......................................    550    568,826
 Peralta Community College District (GO) Series C
       4.000%, 08/01/14......................................    500    534,595
       5.000%, 08/01/15......................................    585    654,053
 Piedmont Unified School District (GO)
       2.000%, 08/01/13......................................    725    740,421
       2.000%, 08/01/14......................................    340    345,838
 Sacramento County Sanitation District (GO) (AMBAC)
       5.000%, 12/01/14......................................  3,790  4,281,639

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
CALIFORNIA -- (Continued)
Sacramento County Sanitation District (RB) (NATL-RE)
      5.000%, 08/01/14................................. $      750 $    829,928
Sacramento Municipal Utility District (RB) Series U
  (AGM)
      5.000%, 08/15/14.................................      1,000    1,107,470
San Diego County Water Authority (CP) Series A
  (NATL-RE FGIC)
      5.250%, 05/01/13.................................        795      848,066
San Diego Public Facilities Financing Authority (RB)
  Series A
      2.750%, 05/15/12.................................      1,655    1,676,498
      4.500%, 05/15/14.................................      1,415    1,539,690
San Diego Public Facilities Financing Authority (RB)
  Series B
      5.000%, 05/15/14.................................      1,000    1,100,600
      5.000%, 05/15/16.................................      1,250    1,438,675
San Diego Unified School District (GO) Series F (AGM)
      5.000%, 07/01/14.................................      1,555    1,734,463
San Francisco Community College District (GO) Series C
      3.000%, 06/15/14.................................        930      972,743
San Jose Unified School District (GO) (NATL-RE FGIC)
      5.000%, 08/01/12.................................      5,000    5,173,050
      5.000%, 08/01/14.................................        510      566,992
San Juan Unified School District (GO) (AGM)
      4.000%, 08/01/14.................................        625      672,800
      4.000%, 08/01/15.................................        600      654,636
San Marino Unified School District (GO) Series A
      5.250%, 07/01/14.................................        500      554,125
San Mateo County Community College District (GO)
  Series A
      4.500%, 09/01/13.................................      2,000    2,142,700
Santa Clara Unified School District (GO)
      4.000%, 07/01/13.................................        915      964,620
Solano County Community College District (GO) (NATL-RE)
      5.000%, 08/01/15.................................        940    1,053,862
Sonoma County (RB) Series A (NATL-RE FGIC)
      4.000%, 09/01/12.................................      1,950    2,009,768

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
CALIFORNIA -- (Continued)
Southern California Public Power Authority (RB)
  Series A (AMBAC)
      5.000%, 07/01/13................................. $    1,545 $  1,662,544
Southwestern Community College District (GO) Series B
  (NATL-RE FGIC)
      5.250%, 08/01/12.................................        750      775,912
Stockton Unified School District (GO) (AGM)
      4.000%, 08/01/12.................................        700      717,857
Torrance Unified School District (GO)
      4.000%, 08/01/13.................................        830      876,356
University of California (RB) Series E (NATL-RE)
      5.000%, 05/15/13.................................      1,560    1,665,596
      5.000%, 05/15/14.................................      3,180    3,516,826
University of California (RB) Series J (NATL-RE)
      5.000%, 05/15/12.................................        450      461,362
University of California (RB) Series K (NATL-RE)
      5.000%, 05/15/12.................................        500      512,515
University of California (RB) Series O
      5.000%, 05/15/14.................................      3,275    3,613,176
Visalia Unified School District (GO)
      4.000%, 08/01/12.................................        500      512,565
Vista Unified School District (GO) (AGM)
      4.000%, 08/01/15.................................      1,000    1,096,430
Washington Township Health Care District (GO) Series A
      6.500%, 08/01/14.................................        750      855,885
William S Hart Joint School Financing Authority (RB)
  (AMBAC)
      5.000%, 09/01/12.................................        900      926,028
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             308,541,845
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (1.6%)
   BlackRock Liquidity Funds MuniFund Portfolio........  5,102,715    5,102,715
                                                                   ------------

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                     VALUE+
                                                                  ------------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $308,941,444)........................................   $313,644,560
                                                                  ============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                                --------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $308,541,845   --    $308,541,845
    Temporary Cash Investments. $5,102,715           --   --       5,102,715
                                ---------- ------------   --    ------------
    TOTAL...................... $5,102,715 $308,541,845   --    $313,644,560
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                         DFA             DFA
                                          DFA          TWO-YEAR      SELECTIVELY      DFA
                                        ONE-YEAR        GLOBAL      HEDGED GLOBAL  SHORT-TERM
                                      FIXED INCOME   FIXED INCOME   FIXED INCOME   GOVERNMENT
                                       PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
                                     -------------- --------------  ------------- ------------
ASSETS:
Investments at Value (including
  $640,804, $210,820, $0 and $0 of
  securities on loan, respectively). $    6,871,515 $    4,782,295  $    772,191  $  1,323,691
Temporary Cash Investments at
  Value & Cost......................         37,030             --            --         9,710
Collateral Received from
  Securities on Loan at Value &
  Cost..............................          2,280             --            --            --
Affiliated Collateral Received
  from Securities on Loan at
  Value & Cost......................        651,851        215,122            --            --
Foreign Currencies at Value.........             --             --           316            --
Cash................................             --          8,979        20,605            --
Receivables:
   Interest.........................         25,059         41,879        10,675         9,508
   Securities Lending Income........             72             28            --            --
   Fund Shares Sold.................          6,147          5,668         1,908         1,880
Unrealized Gain on Forward
  Currency Contracts................             --          1,188            --            --
Prepaid Expenses and Other Assets...             55             58            26            27
                                     -------------- --------------  ------------  ------------
       Total Assets.................      7,594,009      5,055,217       805,721     1,344,816
                                     -------------- --------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.        654,131        215,122            --            --
   Investment Securities Purchased..            649             --        17,497            --
   Fund Shares Redeemed.............         32,365          3,169           287           536
   Due to Advisor...................            866            602            94           187
Unrealized Loss on Forward
  Currency Contracts................             --         22,147           864            --
Accrued Expenses and Other
  Liabilities.......................            530            466            62           104
                                     -------------- --------------  ------------  ------------
       Total Liabilities............        688,541        241,506        18,804           827
                                     -------------- --------------  ------------  ------------
NET ASSETS.......................... $    6,905,468 $    4,813,711  $    786,917  $  1,343,989
                                     ============== ==============  ============  ============
Institutional Class Shares --
  based on net assets of
  $6,905,468; $4,813,711; $786,917
  and $1,343,989 and shares
  outstanding of 667,041,680;
  470,322,295; 73,880,269 and
  122,305,258, respectively......... $        10.35 $        10.23  $      10.65  $      10.99
                                     ============== ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.........  2,000,000,000  2,000,000,000   300,000,000   500,000,000
                                     ============== ==============  ============  ============
Investments at Cost................. $    6,858,011 $    4,764,035  $    756,874  $  1,301,868
                                     ============== ==============  ============  ============
Foreign Currencies at Cost.......... $           -- $           --  $        316  $         --
                                     ============== ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................... $    6,871,553 $    4,736,762  $    747,880  $  1,295,047
Undistributed Net Investment
  Income (Distributions in Excess
  of Net Investment Income).........          2,757         67,961        23,732         2,640
Accumulated Net Realized Gain
  (Loss)............................         17,654         11,862           888        24,479
Net Unrealized Foreign Exchange
  Gain (Loss).......................             --        (21,134)         (900)           --
Net Unrealized Appreciation
  (Depreciation)....................         13,504         18,260        15,317        21,823
                                     -------------- --------------  ------------  ------------
NET ASSETS.......................... $    6,905,468 $    4,813,711  $    786,917  $  1,343,989
                                     ============== ==============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                          DFA            DFA          DFA             DFA
                                       FIVE-YEAR     INTERMEDIATE  SHORT-TERM  INTERMEDIATE-TERM
                                         GLOBAL       GOVERNMENT    EXTENDED       EXTENDED
                                      FIXED INCOME   FIXED INCOME   QUALITY         QUALITY
                                       PORTFOLIO      PORTFOLIO    PORTFOLIO       PORTFOLIO
                                     --------------  ------------ ------------ -----------------
ASSETS:
Investments at Value (including
  $134,258, $0, $133,347 and
  $51,339 of securities on loan,
  respectively)..................... $    5,127,289  $  2,325,548 $  1,308,027   $    299,716
Temporary Cash Investments at
  Value & Cost......................             --        18,026           --             --
Collateral Received from
  Securities on Loan at Value &
  Cost..............................             --            --          444            321
Affiliated Collateral Received
  from Securities on Loan at
  Value & Cost......................        137,351            --      136,084         52,224
Foreign Currencies at Value.........          1,017            --           --             --
Cash................................         29,366            --       11,549         12,127
Receivables:
   Investment Securities Sold.......          2,183            --        4,980          1,153
   Interest.........................         54,304        30,860       13,450          3,899
   Securities Lending Income........             33            --           20              6
   Fund Shares Sold.................          8,875         4,454        2,909          3,621
Unrealized Gain on Forward
  Currency Contracts................          1,580            --           --             --
Unrealized Gain on Foreign
  Currency Contracts................              6            --           --             --
Prepaid Expenses and Other Assets...             46            39            9             11
                                     --------------  ------------ ------------   ------------
       Total Assets.................      5,362,050     2,378,927    1,477,472        373,078
                                     --------------  ------------ ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.        137,351            --      136,528         52,545
   Investment Securities Purchased..             --            --        6,666         12,849
   Fund Shares Redeemed.............          2,628         1,291          786             49
   Due to Advisor...................          1,070           195          183             31
Unrealized Loss on Forward
  Currency Contracts................         35,930            --           --             --
Accrued Expenses and Other
  Liabilities.......................            371           161          107             24
                                     --------------  ------------ ------------   ------------
       Total Liabilities............        177,350         1,647      144,270         65,498
                                     --------------  ------------ ------------   ------------
NET ASSETS.......................... $    5,184,700  $  2,377,280 $  1,333,202   $    307,580
                                     ==============  ============ ============   ============
Institutional Class Shares --
  based on net assets of
  $5,184,700; $2,377,280;
  $1,333,202 and $307,580 and
  shares outstanding of
  458,134,111; 184,303,544;
  122,750,479 and 29,395,587,
  respectively...................... $        11.32  $      12.90 $      10.86   $      10.46
                                     ==============  ============ ============   ============
NUMBER OF SHARES AUTHORIZED.........  1,500,000,000   700,000,000  500,000,000    300,000,000
                                     ==============  ============ ============   ============
Investments at Cost................. $    5,006,185  $  2,129,436 $  1,279,222   $    291,123
                                     ==============  ============ ============   ============
Foreign Currencies at Cost.......... $        1,006  $         -- $         --   $         --
                                     ==============  ============ ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..................... $    4,927,474  $  2,151,656 $  1,299,611   $    298,598
Undistributed Net Investment
  Income (Distributions in Excess
  of Net Investment Income).........         72,314        12,236        2,250            716
Accumulated Net Realized Gain
  (Loss)............................         98,164        17,276        2,536           (327)
Net Unrealized Foreign Exchange
  Gain (Loss).......................        (34,367)           --           --             --
Net Unrealized Appreciation
  (Depreciation)....................        121,115       196,112       28,805          8,593
                                     --------------  ------------ ------------   ------------
NET ASSETS                           $    5,184,700  $  2,377,280 $  1,333,202   $    307,580
                                     ==============  ============ ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                     DFA          DFA            DFA
                                                                       DFA        INFLATION-   SHORT-TERM     CALIFORNIA
                                                                    INVESTMENT    PROTECTED    MUNICIPAL      SHORT-TERM
                                                                      GRADE       SECURITIES      BOND      MUNICIPAL BOND
                                                                    PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                                   ------------  ------------ ------------  --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value................................... $    198,155            --           --             --
Investments at Value..............................................           --  $  1,865,429 $  1,498,624   $    308,542
Temporary Cash Investments at
  Value & Cost....................................................        2,646        12,380        7,895          5,103
Receivables:
   Interest.......................................................           --         8,530       19,430          3,970
   Fund Shares Sold...............................................        1,207         2,905          895          1,174
   From Advisor...................................................           20            --           --             --
Prepaid Expenses and Other Assets.................................            3            28           43              7
Deferred Offering Costs...........................................           10            --           --             --
                                                                   ------------  ------------ ------------   ------------
       Total Assets...............................................      202,041     1,889,272    1,526,887        318,796
                                                                   ------------  ------------ ------------   ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies/Investment Securities Purchased        2,350            --           --            902
   Fund Shares Redeemed...........................................           14           958        1,502             --
   Due to Advisor.................................................           --           154          255             52
Accrued Expenses and Other Liabilities............................           23           115           91             20
                                                                   ------------  ------------ ------------   ------------
       Total Liabilities..........................................        2,387         1,227        1,848            974
                                                                   ------------  ------------ ------------   ------------
NET ASSETS........................................................ $    199,654  $  1,888,045 $  1,525,039   $    317,822
                                                                   ============  ============ ============   ============
Institutional Class Shares --
  based on net assets of $199,654;
  $1,888,045; $1,525,039 and
  $317,822 and shares outstanding
  of 18,827,482; 152,909,545;
  148,127,522 and 30,786,817,
  respectively.................................................... $      10.60  $      12.35 $      10.30   $      10.32
                                                                   ============  ============ ============   ============
NUMBER OF SHARES AUTHORIZED.......................................  100,000,000   500,000,000  500,000,000    300,000,000
                                                                   ============  ============ ============   ============
Investments in Affiliated
  Investment Companies at Cost.................................... $    194,810  $         -- $         --   $         --
                                                                   ------------  ------------ ------------   ------------
Investments at Cost............................................... $         --  $  1,677,310 $  1,474,613   $    303,839
                                                                   ============  ============ ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    196,087  $  1,670,086 $  1,499,349   $    312,852
Undistributed Net Investment
  Income (Distributions in Excess
  of Net Investment Income).......................................          224         8,998        1,699            271
Accumulated Net Realized Gain
  (Loss)..........................................................           (2)       20,842          (20)            (4)
Net Unrealized Appreciation
  (Depreciation)..................................................        3,345       188,119       24,011          4,703
                                                                   ------------  ------------ ------------   ------------
NET ASSETS........................................................ $    199,654  $  1,888,045 $  1,525,039   $    317,822
                                                                   ============  ============ ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                         DFA           DFA
                                            DFA        TWO-YEAR    SELECTIVELY     DFA
                                          ONE-YEAR      GLOBAL    HEDGED GLOBAL SHORT-TERM
                                        FIXED INCOME FIXED INCOME FIXED INCOME  GOVERNMENT
                                         PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
                                        ------------ ------------ ------------- ----------
INVESTMENT INCOME
   Interest............................   $ 46,561     $ 51,449      $14,197     $ 22,052
   Income from Securities Lending......        220          399           --           --
                                          --------     --------      -------     --------
       Total Investment Income.........     46,781       51,848       14,197       22,052
                                          --------     --------      -------     --------
EXPENSES
   Investment Advisory Services
     Fees..............................      3,237        2,321        1,024        2,124
   Administrative Services Fees........      6,473        4,642           --           --
   Accounting & Transfer Agent Fees....        696          510           96          145
   Custodian Fees......................         67          394           73           13
   Filing Fees.........................        320          210           70           82
   Shareholders' Reports...............        146          136           17           37
   Directors'/Trustees' Fees &
     Expenses..........................         53           39            5           10
   Professional Fees...................        144          101           15           43
   Other...............................         65           57            7           15
                                          --------     --------      -------     --------
          Total Expenses...............     11,201        8,410        1,307        2,469
                                          --------     --------      -------     --------
   Fees Paid Indirectly................         --           (6)          (2)          --
                                          --------     --------      -------     --------
   Net Expenses........................     11,201        8,404        1,305        2,469
                                          --------     --------      -------     --------
   NET INVESTMENT INCOME (LOSS)........     35,580       43,444       12,892       19,583
                                          --------     --------      -------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold......     18,305       14,118        1,109       24,632
       Foreign Currency
         Transactions..................         --       26,592       10,321           --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency..............    (13,494)     (26,603)         281      (21,755)
       Translation of Foreign
         Currency Denominated
         Amounts.......................         --      (15,551)        (204)          --
                                          --------     --------      -------     --------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS).......................      4,811       (1,444)      11,507        2,877
                                          --------     --------      -------     --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS.....   $ 40,391     $ 42,000      $24,399     $ 22,460
                                          ========     ========      =======     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                              DFA          DFA         DFA            DFA
                                           FIVE-YEAR   INTERMEDIATE SHORT-TERM INTERMEDIATE-TERM
                                             GLOBAL     GOVERNMENT   EXTENDED      EXTENDED
                                          FIXED INCOME FIXED INCOME  QUALITY        QUALITY
                                           PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO
                                          ------------ ------------ ---------- -----------------
INVESTMENT INCOME
   Interest..............................   $112,466     $ 76,513    $27,741        $ 7,319
   Income from Securities Lending........        498           --        160             49
                                            --------     --------    -------        -------
          Total Investment Income........    112,964       76,513     27,901          7,368
                                            --------     --------    -------        -------
EXPENSES
   Investment Advisory Services
     Fees................................     11,857        2,112      2,196            422
   Accounting & Transfer Agent Fees......        521          241        138             47
   Custodian Fees........................        305           22         46              8
   Filing Fees...........................        255          112         99             37
   Shareholders' Reports.................        158           62         28              4
   Directors'/Trustees' Fees &
     Expenses............................         40           18          8              1
   Professional Fees.....................        109           46         24              9
   Organizational & Offering Costs.......         --           --         --             33
   Other.................................         53           24         10              1
                                            --------     --------    -------        -------
          Total Expenses.................     13,298        2,637      2,549            562
                                            --------     --------    -------        -------
   Fees Waived, Expenses
     Reimbursed, and/or Previously
     Waived Fees Recovered by
     Advisor (Note C)....................         --           --       (132)           (98)
   Fees Paid Indirectly..................         (6)          --         (3)            (1)
                                            --------     --------    -------        -------
   Net Expenses..........................     13,292        2,637      2,414            463
                                            --------     --------    -------        -------
   NET INVESTMENT INCOME (LOSS)..........     99,672       73,876     25,487          6,905
                                            --------     --------    -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold........     98,958       17,388      2,537           (290)
       Foreign Currency
         Transactions....................     34,826           --         --             --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency................    (66,158)      16,244     (1,515)         7,676
       Translation of Foreign
         Currency Denominated
         Amounts.........................    (23,211)          --         --             --
                                            --------     --------    -------        -------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS).........................     44,415       33,632      1,022          7,386
                                            --------     --------    -------        -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS.......   $144,087     $107,508    $26,509        $14,291
                                            ========     ========    =======        =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                              DFA        DFA          DFA
                                                  DFA      INFLATION- SHORT-TERM   CALIFORNIA
                                               INVESTMENT  PROTECTED  MUNICIPAL    SHORT-TERM
                                                 GRADE     SECURITIES    BOND      MUNICIPAL
                                              PORTFOLIO(a) PORTFOLIO  PORTFOLIO  BOND PORTFOLIO
                                              ------------ ---------- ---------- --------------
INVESTMENT INCOME
   Income Distributions Received from
     Affiliated Investment Companies.........    $1,348           --        --           --
   Interest..................................         1     $ 77,790   $27,463      $ 5,857
                                                 ------     --------   -------      -------
          Total Investment Income............     1,349       77,790    27,463        5,857
                                                 ------     --------   -------      -------
EXPENSES
   Investment Advisory Services Fees.........        99        1,630     3,014          609
   Accounting & Transfer Agent Fees..........         8          190       178           52
   Custodian Fees............................        --           17        16            4
   Filing Fees...............................        22          110       119           23
   Shareholders' Reports.....................         1           50        31            6
   Directors'/Trustees' Fees & Expenses......        --           13        13            3
   Professional Fees.........................         6           37        33            7
   Organizational & Offering Costs...........        19           --        --           --
   Other.....................................         1           20        19            4
                                                 ------     --------   -------      -------
          Total Expenses.....................       156        2,067     3,423          708
                                                 ------     --------   -------      -------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)........................      (138)          --        --           --
                                                 ------     --------   -------      -------
   Net Expenses..............................        18        2,067     3,423          708
                                                 ------     --------   -------      -------
   NET INVESTMENT INCOME (LOSS)..............     1,331       75,723    24,040        5,149
                                                 ------     --------   -------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:                      (2)      20,853        (3)          (3)
       Investment Securities Sold............
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.................     3,345       69,103    (5,944)      (1,873)
                                                 ------     --------   -------      -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...     3,343       89,956    (5,947)      (1,876)
                                                 ------     --------   -------      -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................    $4,674     $165,679   $18,093      $ 3,273
                                                 ======     ========   =======      =======

--------
(a)The Portfolio commenced operations on March 7, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                DFA ONE-YEAR              DFA TWO-YEAR
                                                                FIXED INCOME           GLOBAL FIXED INCOME
                                                                  PORTFOLIO                 PORTFOLIO
                                                          ------------------------  ------------------------
                                                              YEAR         YEAR         YEAR         YEAR
                                                             ENDED        ENDED        ENDED        ENDED
                                                            OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                              2011         2010         2011         2010
                                                          -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $    35,580  $    34,055  $    43,444  $    46,752
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................      18,305       18,499       14,118       30,834
       Foreign Currency Transactions.....................          --           --       26,592        2,932
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........     (13,494)       8,099      (26,603)       6,866
       Translation of Foreign Currency
         Denominated Amounts.............................          --           --      (15,551)     (12,401)
                                                          -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................      40,391       60,653       42,000       74,983
                                                          -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares........................     (35,664)     (34,538)     (10,518)     (81,926)
   Net Short-Term Gains:
       Institutional Class Shares........................     (14,455)          --      (22,407)          --
   Net Long-Term Gains:
       Institutional Class Shares........................      (4,048)          --       (5,202)      (4,049)
                                                          -----------  -----------  -----------  -----------
          Total Distributions............................     (54,167)     (34,538)     (38,127)     (85,975)
                                                          -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.........................................   3,913,261    3,534,583    2,121,172    1,636,135
   Shares Issued in Lieu of Cash Distributions...........      51,934       32,812       36,486       83,234
   Shares Redeemed.......................................  (2,800,552)  (2,108,524)  (1,401,243)  (1,500,983)
                                                          -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................   1,164,643    1,458,871      756,415      218,386
                                                          -----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets........   1,150,867    1,484,986      760,288      207,394
NET ASSETS
   Beginning of Period...................................   5,754,601    4,269,615    4,053,423    3,846,029
                                                          -----------  -----------  -----------  -----------
   End of Period......................................... $ 6,905,468  $ 5,754,601  $ 4,813,711  $ 4,053,423
                                                          ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................     378,452      341,768      208,335      159,903
   Shares Issued in Lieu of Cash Distributions...........       5,027        3,173        3,599        8,173
   Shares Redeemed.......................................    (270,881)    (203,841)    (137,329)    (146,786)
                                                          -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     112,598      141,100       74,605       21,290
                                                          ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)................................................ $     2,757  $     2,846  $    67,961  $     6,391

                                                            DFA SELECTIVELY        DFA SHORT-TERM
                                                          HEDGED GLOBAL FIXED        GOVERNMENT
                                                            INCOME PORTFOLIO          PORTFOLIO
                                                          -------------------  ----------------------
                                                             YEAR      YEAR       YEAR        YEAR
                                                            ENDED     ENDED      ENDED       ENDED
                                                           OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                             2011      2010       2011        2010
                                                          ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $  12,892  $  7,593  $   19,583  $   24,035
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................     1,109     1,913      24,632      15,389
       Foreign Currency Transactions.....................    10,321    (1,246)         --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........       281    11,073     (21,755)     15,281
       Translation of Foreign Currency
         Denominated Amounts.............................      (204)   (1,030)         --          --
                                                          ---------  --------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................    24,399    18,303      22,460      54,705
                                                          ---------  --------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares........................    (5,861)       --     (20,703)    (24,304)
   Net Short-Term Gains:
       Institutional Class Shares........................    (1,758)       --      (3,210)     (7,724)
   Net Long-Term Gains:
       Institutional Class Shares........................       (53)     (258)    (12,239)         --
                                                          ---------  --------  ----------  ----------
          Total Distributions............................    (7,672)     (258)    (36,152)    (32,028)
                                                          ---------  --------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................   380,905   245,325     500,435     312,453
   Shares Issued in Lieu of Cash Distributions...........     7,153       257      33,472      29,944
   Shares Redeemed.......................................  (142,243)  (42,692)   (286,534)   (263,003)
                                                          ---------  --------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................   245,815   202,890     247,373      79,394
                                                          ---------  --------  ----------  ----------
          Total Increase (Decrease) in Net Assets........   262,542   220,935     233,681     102,071
NET ASSETS
   Beginning of Period...................................   524,375   303,440   1,110,308   1,008,237
                                                          ---------  --------  ----------  ----------
   End of Period......................................... $ 786,917  $524,375  $1,343,989  $1,110,308
                                                          =========  ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................    36,211    24,295      45,901      28,645
   Shares Issued in Lieu of Cash Distributions...........       703        26       3,095       2,753
   Shares Redeemed.......................................   (13,445)   (4,239)    (26,298)    (24,107)
                                                          ---------  --------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................    23,469    20,082      22,698       7,291
                                                          =========  ========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)................................................ $  23,732  $  6,192  $    2,640  $    3,760

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                                    DFA FIVE-YEAR          DFA INTERMEDIATE
                                                                     GLOBAL FIXED          GOVERNMENT FIXED
                                                                   INCOME PORTFOLIO        INCOME PORTFOLIO
                                                               -----------------------  ----------------------

                                                                   YEAR        YEAR        YEAR        YEAR
                                                                  ENDED       ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2011        2010        2011        2010
                                                               -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................... $    99,672  $   96,206  $   73,876  $   66,170
   Net Realized Gain (Loss) on:
       Investment Securities Sold.............................      98,958      98,201      17,388       6,089
       Foreign Currency Transactions..........................      34,826      87,180          --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............     (66,158)      4,701      16,244      76,828
       Translation of Foreign Currency Denominated
         Amounts..............................................     (23,211)     (5,704)         --          --
                                                               -----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations.........................     144,087     280,584     107,508     149,087
                                                               -----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.............................    (176,161)   (125,228)    (73,117)    (64,369)
   Net Short-Term Gains:
       Institutional Class Shares.............................     (16,712)         --          --        (742)
   Net Long-Term Gains:
       Institutional Class Shares.............................     (72,164)         --      (6,089)     (5,565)
                                                               -----------  ----------  ----------  ----------
          Total Distributions.................................    (265,037)   (125,228)    (79,206)    (70,676)
                                                               -----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued..............................................   1,794,772   1,709,117     802,083     551,300
   Shares Issued in Lieu of Cash Distributions................     245,862     116,129      75,204      66,333
   Shares Redeemed............................................  (1,130,500)   (805,873)   (398,137)   (310,371)
                                                               -----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions......................................     910,134   1,019,373     479,150     307,262
                                                               -----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net Assets.............     789,184   1,174,729     507,452     385,673
NET ASSETS
   Beginning of Period........................................   4,395,516   3,220,787   1,869,828   1,484,155
                                                               -----------  ----------  ----------  ----------
   End of Period.............................................. $ 5,184,700  $4,395,516  $2,377,280  $1,869,828
                                                               ===========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..............................................     161,384     150,665      64,171      44,642
   Shares Issued in Lieu of Cash Distributions................      22,346      10,302       6,025       5,368
   Shares Redeemed............................................    (101,356)    (71,055)    (31,572)    (24,941)
                                                               -----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares Issued
            and Redeemed......................................      82,374      89,912      38,624      25,069
                                                               ===========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)............................ $    72,314  $  113,625  $   12,236  $   11,477

                                                                                              DFA
                                                                   DFA SHORT-TERM      INTERMEDIATE-TERM
                                                                      EXTENDED              EXTENDED
                                                                 QUALITY PORTFOLIO     QUALITY PORTFOLIO
                                                               ---------------------  -------------------
                                                                                                  PERIOD
                                                                  YEAR        YEAR      YEAR     JULY 20,
                                                                 ENDED       ENDED     ENDED    2010(a) TO
                                                                OCT. 31,    OCT. 31,  OCT. 31,   OCT. 31,
                                                                  2011        2010      2011       2010
                                                               ----------  ---------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................... $   25,487  $  16,926  $  6,905   $    638
   Net Realized Gain (Loss) on:
       Investment Securities Sold.............................      2,537      1,510      (290)       (37)
       Foreign Currency Transactions..........................         --         --        --         --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............     (1,515)    19,231     7,676        917
       Translation of Foreign Currency Denominated
         Amounts..............................................         --         --        --         --
                                                               ----------  ---------  --------   --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations.........................     26,509     37,667    14,291      1,518
                                                               ----------  ---------  --------   --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.............................    (24,851)   (16,305)   (6,497)      (347)
   Net Short-Term Gains:
       Institutional Class Shares.............................     (1,038)      (312)       --         --
   Net Long-Term Gains:
       Institutional Class Shares.............................       (519)        --        --         --
                                                               ----------  ---------  --------   --------
          Total Distributions.................................    (26,408)   (16,617)   (6,497)      (347)
                                                               ----------  ---------  --------   --------
Capital Share Transactions (1):
   Shares Issued..............................................    814,891    470,173   215,255    143,921
   Shares Issued in Lieu of Cash Distributions................     25,788     16,320     6,384        345
   Shares Redeemed............................................   (261,847)  (131,749)  (65,946)    (1,344)
                                                               ----------  ---------  --------   --------
          Net Increase (Decrease) from Capital Share
            Transactions......................................    578,832    354,744   155,693    142,922
                                                               ----------  ---------  --------   --------
          Total Increase (Decrease) in Net Assets.............    578,933    375,794   163,487    144,093
NET ASSETS
   Beginning of Period........................................    754,269    378,475   144,093         --
                                                               ----------  ---------  --------   --------
   End of Period.............................................. $1,333,202  $ 754,269  $307,580   $144,093
                                                               ==========  =========  ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..............................................     75,524     43,952    21,264     14,115
   Shares Issued in Lieu of Cash Distributions................      2,392      1,528       631         33
   Shares Redeemed............................................    (24,202)   (12,289)   (6,516)      (131)
                                                               ----------  ---------  --------   --------
          Net Increase (Decrease) from Shares Issued
            and Redeemed......................................     53,714     33,191    15,379     14,017
                                                               ==========  =========  ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)............................ $    2,250  $   1,685  $    716   $    308

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA                                      DFA CALIFORNIA
                                             DFA          INFLATION-PROTECTED       DFA SHORT-TERM           SHORT-TERM
                                       INVESTMENT GRADE       SECURITIES            MUNICIPAL BOND         MUNICIPAL BOND
                                          PORTFOLIO            PORTFOLIO               PORTFOLIO             PORTFOLIO
                                       ---------------- ----------------------  ----------------------  -------------------
                                            PERIOD
                                           MARCH 7,        YEAR        YEAR        YEAR        YEAR        YEAR      YEAR
                                          2011(a) TO      ENDED       ENDED       ENDED       ENDED       ENDED     ENDED
                                           OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,  OCT. 31,
                                             2011          2011        2010        2011        2010        2011      2010
                                       ---------------- ----------  ----------  ----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income
     (Loss)...........................     $  1,331     $   75,723  $   27,459  $   24,040  $   22,659  $   5,149  $  4,871
   Net Realized Gain (Loss) on:
       Investment Securities
         Sold.........................           (2)        20,853       8,016          (3)         --         (3)       (1)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..........        3,345         69,103      88,766      (5,944)     12,084     (1,873)    3,017
                                           --------     ----------  ----------  ----------  ----------  ---------  --------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from
            Operations................        4,674        165,679     124,241      18,093      34,743      3,273     7,887
                                           --------     ----------  ----------  ----------  ----------  ---------  --------
Distributions From:
   Net Investment Income:.............
       Institutional Class
         Shares.......................       (1,109)       (71,669)    (28,880)    (24,364)    (22,443)    (5,292)   (4,811)
   Net Long-Term Gains................
       Institutional Class
         Shares.......................           --         (7,253)         --          --          --         --        --
                                           --------     ----------  ----------  ----------  ----------  ---------  --------
          Total Distributions.........       (1,109)       (78,922)    (28,880)    (24,364)    (22,443)    (5,292)   (4,811)
                                           --------     ----------  ----------  ----------  ----------  ---------  --------
Capital Share Transactions (1):
   Shares Issued......................      208,481        720,375     691,827     561,427     588,645    124,935   152,410
   Shares Issued in Lieu of Cash
     Distributions....................        1,047         74,645      27,654      23,431      21,725      5,159     4,733
   Shares Redeemed....................      (13,439)      (390,511)   (192,173)   (468,474)   (376,003)  (107,884)  (73,362)
                                           --------     ----------  ----------  ----------  ----------  ---------  --------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions..............      196,089        404,509     527,308     116,384     234,367     22,210    83,781
                                           --------     ----------  ----------  ----------  ----------  ---------  --------
          Total Increase
            (Decrease) in Net
            Assets....................      199,654        491,266     622,669     110,113     246,667     20,191    86,857
NET ASSETS
   Beginning of Period................           --      1,396,779     774,110   1,414,926   1,168,259    297,631   210,774
                                           --------     ----------  ----------  ----------  ----------  ---------  --------
   End of Period......................     $199,654     $1,888,045  $1,396,779  $1,525,039  $1,414,926  $ 317,822  $297,631
                                           ========     ==========  ==========  ==========  ==========  =========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................       20,010         61,444      61,852      54,589      57,039     12,110    14,724
   Shares Issued in Lieu of Cash
     Distributions....................           99          6,358       2,483       2,278       2,106        500       457
   Shares Redeemed....................       (1,282)       (32,788)    (17,113)    (45,516)    (36,418)   (10,465)   (7,084)
                                           --------     ----------  ----------  ----------  ----------  ---------  --------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed..................       18,827         35,014      47,222      11,351      22,727      2,145     8,097
                                           ========     ==========  ==========  ==========  ==========  =========  ========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $    224     $    8,998  $    4,940  $    1,699  $    2,023  $     271  $    414

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                        ---------------------------------------------------------------------------------
                                                                                   PERIOD
                                           YEAR        YEAR         YEAR           DEC. 1,           YEAR           YEAR
                                          ENDED       ENDED        ENDED           2007 TO          ENDED          ENDED
                                         OCT. 31,    OCT. 31,     OCT. 31,         OCT. 31         NOV. 30,       NOV. 30,
                                           2011        2010         2009            2008             2007           2006
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of Period .. $    10.38  $    10.33  $    10.17    $    10.21        $    10.20     $    10.14
                                        ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).....       0.06        0.07        0.13          0.31              0.51           0.40
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................         --        0.05        0.25         (0.04)             0.01           0.06
                                        ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations....................       0.06        0.12        0.38          0.27              0.52           0.46
                                        ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income...............      (0.06)      (0.07)      (0.22)        (0.31)            (0.51)         (0.40)
   Net Realized Gains..................      (0.03)         --          --            --                --             --
                                        ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions.............      (0.09)      (0.07)      (0.22)        (0.31)            (0.51)         (0.40)
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period......... $    10.35  $    10.38  $    10.33    $    10.17        $    10.21     $    10.20
                                        ==========  ==========  ==========    ==========        ==========     ==========
Total Return...........................       0.57%       1.19%       3.80%         2.68%(C)          5.20%          4.58%
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of Period
  (thousands).......................... $6,905,468  $5,754,601  $4,269,615    $3,194,420        $3,229,577     $2,418,551
Ratio of Expenses to Average Net
  Assets...............................       0.17%       0.17%       0.20%**       0.18%(B)(D)       0.18%(D)       0.18%(D)
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)..........................       0.17%       0.17%       0.20%**       0.18%(B)(D)       0.18%(D)       0.18%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       0.55%       0.67%       1.26%         3.30%(B)          4.96%          3.89%
Portfolio Turnover Rate................         78%         66%          2%*         N/A               N/A            N/A

                                                             DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                        ---------------------------------------------------------------------------------
                                                                                   PERIOD
                                           YEAR        YEAR         YEAR          DEC. 1,            YEAR           YEAR
                                          ENDED       ENDED        ENDED          2007 TO           ENDED          ENDED
                                         OCT. 31,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                           2011        2010         2009            2008             2007           2006
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of Period .. $    10.24  $    10.27  $    10.36    $    10.39        $    10.17     $     9.88
                                        ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).....       0.10        0.12        0.19          0.39              0.27           0.07
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................      (0.01)       0.07        0.18         (0.09)             0.24           0.36
                                        ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations....................       0.09        0.19        0.37          0.30              0.51           0.43
                                        ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income...............      (0.03)      (0.21)      (0.46)        (0.33)            (0.29)         (0.14)
   Net Realized Gains..................      (0.07)      (0.01)         --            --                --             --
                                        ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions.............      (0.10)      (0.22)      (0.46)        (0.33)            (0.29)         (0.14)
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period......... $    10.23  $    10.24  $    10.27    $    10.36        $    10.39     $    10.17
                                        ==========  ==========  ==========    ==========        ==========     ==========
Total Return...........................       0.83%       1.83%       3.71%         2.93%(C)          5.06%          4.41%
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of Period
  (thousands).......................... $4,813,711  $4,053,423  $3,846,029    $3,124,985        $3,097,898     $2,423,622
Ratio of Expenses to Average Net
  Assets...............................       0.18%       0.18%       0.20%**       0.18%(B)(D)       0.18%(D)       0.19%(D)
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)..........................       0.18%       0.18%       0.20%**       0.18%(B)(D)       0.18%(D)       0.19%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       0.94%       1.13%       1.89%         4.12%(B)          2.59%          0.72%
Portfolio Turnover Rate................         71%        109%          1%*         N/A               N/A            N/A

* For the period October 24, 2009 through October 31, 2009. Effective October 24, 2009, the Portfolios directly invest in securities rather than through the Series.
** Represents the combined ratios for the respective portfolios and for the period November 1, 2008 through October 22, 2009, its respective pro-rata shares of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  DFA SELECTIVELY HEDGED
                                                                              GLOBAL FIXED INCOME PORTFOLIO
                                                                      ---------------------------------------
                                                                                                        PERIOD
                                                                        YEAR      YEAR      YEAR       JAN. 9,
                                                                       ENDED     ENDED     ENDED      2008(a) TO
                                                                      OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                                        2011      2010      2009         2008
                                                                      --------  --------  --------  ----------
Net Asset Value, Beginning of Period................................. $  10.40  $  10.00  $   8.91   $  10.00
                                                                      --------  --------  --------   --------
Income From Investment Operations....................................
   Net Investment Income (Loss)(A)...................................     0.20      0.19      0.26       0.33
   Net Gains (Losses) on Securities (Realizedand Unrealized).........     0.19      0.22      0.83      (1.39)
                                                                      --------  --------  --------   --------
       Total From Investment Operations..............................     0.39      0.41      1.09      (1.06)
                                                                      --------  --------  --------   --------
Less Distributions...................................................
   Net Investment Income.............................................    (0.11)       --        --         --
   Net Realized Gains................................................    (0.03)    (0.01)       --         --
   Return of Capital.................................................       --        --        --      (0.03)
       Total Distributions...........................................    (0.14)    (0.01)       --      (0.03)
                                                                      --------  --------  --------   --------
Net Asset Value, End of Period....................................... $  10.65  $  10.40  $  10.00   $   8.91
                                                                      ========  ========  ========   ========
Total Return.........................................................     3.85%     4.08%    12.23%    (10.67)%(C)
                                                                      --------  --------  --------   --------
Net Assets, End of Period (thousands)................................ $786,917  $524,375  $303,440   $198,165
Ratio of Expenses to Average Net Assets..............................     0.19%     0.20%     0.24%      0.24%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly)........................................................     0.19%     0.20%     0.24%      0.24%(B)(E)
Ratio of Net Investment Income to Average Net Assets                      1.89%     1.84%     2.81%      4.32%(B)(E)
Portfolio Turnover Rate..............................................       51%       78%       28%        21%(C)

                                                                 DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                               -----------------------------------------------------------------------
                                                                                       PERIOD
                                                  YEAR        YEAR        YEAR        DEC. 1,        YEAR       YEAR
                                                 ENDED       ENDED       ENDED        2007 TO       ENDED      ENDED
                                                OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,   NOV. 30,
                                                  2011        2010        2009          2008         2007       2006
                                               ----------  ----------  ----------  ----------     ----------  --------
Net Asset Value, Beginning of Period.......... $    11.15  $    10.92  $    10.44  $    10.44     $    10.43  $  10.41
                                               ----------  ----------  ----------  ----------     ----------  --------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)................................       0.18        0.25        0.26        0.26           0.50      0.46
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..............................       0.01        0.32        0.49        0.07           0.01     (0.02)
                                               ----------  ----------  ----------  ----------     ----------  --------

         Total From Investment Operations.....       0.19        0.57        0.75        0.33           0.51      0.44
                                               ----------  ----------  ----------  ----------     ----------  --------
Less Distributions
   Net Investment Income......................      (0.20)      (0.26)      (0.27)      (0.33)         (0.50)    (0.42)
   Net Realized Gains.........................      (0.15)      (0.08)         --          --             --        --
   Return of Capital..........................         --          --          --          --             --        --
                                               ----------  ----------  ----------  ----------     ----------  --------
       Total Distributions....................      (0.35)      (0.34)      (0.27)      (0.33)         (0.50)    (0.42)
                                               ----------  ----------  ----------  ----------     ----------  --------
Net Asset Value, End of Period................ $    10.99  $    11.15  $    10.92  $    10.44     $    10.44  $  10.43
                                               ==========  ==========  ==========  ==========     ==========  ========
Total Return..................................       1.77%       5.32%       7.27%       3.25%(C)       4.98%     4.36%
                                               ----------  ----------  ----------  ----------     ----------  --------
Net Assets, End of Period
  (thousands)................................. $1,343,989  $1,110,308  $1,008,237  $1,115,037     $1,216,609  $932,121
Ratio of Expenses to Average
  Net Assets..................................       0.21%       0.23%       0.25%       0.23%(B)       0.23%     0.23%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)............................       0.21%       0.23%       0.25%       0.23%(B)       0.23%     0.23%
Ratio of Net Investment
  Income to Average Net Assets................       1.65%       2.29%       2.44%       2.77%(B)       4.81%     4.45%
Portfolio Turnover Rate.......................         64%         64%         72%         79%(C)          0%       86%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                             -------------------------------------------------------------------------
                                                                                     PERIOD
                                                YEAR        YEAR        YEAR        DEC. 1,        YEAR        YEAR
                                               ENDED       ENDED       ENDED        2007 TO       ENDED       ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,    NOV. 30,
                                                2011        2010        2009          2008         2007        2006
                                             ----------  ----------  ----------  ----------     ----------  ----------
Net Asset Value, Beginning of Period ....... $    11.70  $    11.27  $    10.68  $    10.84     $    10.53  $    10.48
                                             ----------  ----------  ----------  ----------     ----------  ----------
Income From Investment Operations...........
   Net Investment Income (Loss)(A)..........       0.23        0.29        0.27        0.25           0.32        0.28
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.06        0.54        0.55       (0.10)          0.20        0.12
                                             ----------  ----------  ----------  ----------     ----------  ----------
       Total From Investment Operations.....       0.29        0.83        0.82        0.15           0.52        0.40
Less Distributions
   Net Investment Income....................      (0.44)      (0.40)      (0.23)      (0.30)         (0.21)      (0.33)
   Net Realized Gains.......................      (0.23)         --          --          --             --          --
   Return of Capital........................         --          --          --       (0.01)            --       (0.02)
                                             ----------  ----------  ----------  ----------     ----------  ----------
       Total Distributions..................      (0.67)      (0.40)      (0.23)      (0.31)         (0.21)      (0.35)
                                             ----------  ----------  ----------  ----------     ----------  ----------
Net Asset Value, End of Period.............. $    11.32  $    11.70  $    11.27  $    10.68     $    10.84  $    10.53
                                             ==========  ==========  ==========  ==========     ==========  ==========
Total Return................................       2.74%       7.51%       7.74%       1.40%(C)       5.00%       3.89%
                                             ----------  ----------  ----------  ----------     ----------  ----------
Net Assets, End of Period
  (thousands)............................... $5,184,700  $4,395,516  $3,220,787  $3,319,257     $3,484,919  $2,387,784
Ratio of Expenses to Average Net
  Assets....................................       0.28%       0.28%       0.30%       0.28%(B)       0.28%       0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)...............................       0.28%       0.28%       0.30%       0.28%(B)       0.28%       0.29%
Ratio of Net Investment Income to
  Average Net Assets                               2.10%       2.56%       2.48%       2.53%(B)       3.01%       2.72%
Portfolio Turnover Rate.....................         67%         73%         70%         55%(C)        108%         92%

                                                        DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                             -----------------------------------------------------------------------
                                                                                     PERIOD
                                                YEAR        YEAR        YEAR        DEC. 1,        YEAR       YEAR
                                             ENDED OCT.    ENDED       ENDED        2007 TO       ENDED      ENDED
                                                31,       OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,   NOV. 30,
                                                2011        2010        2009          2008         2007       2006
                                             ----------  ----------  ----------  ----------     ----------  --------
Net Asset Value, Beginning of Period ....... $    12.84  $    12.31  $    11.66  $    11.86     $    11.48  $  11.45
                                             ----------  ----------  ----------  ----------     ----------  --------
Income From Investment Operations...........
   Net Investment Income (Loss)(A)..........       0.44        0.49        0.51        0.49           0.54      0.53
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.10        0.57        0.72       (0.17)          0.35      0.05
                                             ----------  ----------  ----------  ----------     ----------  --------
       Total From Investment Operations.....       0.54        1.06        1.23        0.32           0.89      0.58
Less Distributions
   Net Investment Income....................      (0.44)      (0.48)      (0.52)      (0.52)         (0.51)    (0.49)
   Net Realized Gains.......................      (0.04)      (0.05)      (0.06)         --             --     (0.06)
   Return of Capital........................         --          --          --          --             --        --
                                             ----------  ----------  ----------  ----------     ----------  --------
       Total Distributions..................      (0.48)      (0.53)      (0.58)      (0.52)         (0.51)    (0.55)
                                             ----------  ----------  ----------  ----------     ----------  --------
Net Asset Value, End of Period.............. $    12.90  $    12.84  $    12.31  $    11.66     $    11.86  $  11.48
                                             ==========  ==========  ==========  ==========     ==========  ========
Total Return................................       4.42%       8.85%      10.71%       2.73%(C)       8.06%     5.31%
                                             ----------  ----------  ----------  ----------     ----------  --------
Net Assets, End of Period
  (thousands)............................... $2,377,280  $1,869,828  $1,484,155  $1,248,514     $1,314,853  $871,392
Ratio of Expenses to Average Net
  Assets....................................       0.12%       0.13%       0.15%       0.13%(B)       0.13%     0.14%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)...............................       0.12%       0.13%       0.15%       0.13%(B)       0.13%     0.14%
Ratio of Net Investment Income to
  Average Net Assets                               3.50%       3.91%       4.18%       4.44%(B)       4.72%     4.72%
Portfolio Turnover Rate.....................         16%          7%          8%         14%(C)          0%        3%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            DFA SHORT-TERM EXTENDED          DFA INTERMEDIATE-TERM EXTENDED
                                                               QUALITY PORTFOLIO                   QUALITY PORTFOLIO
                                                   ----------------------------------        ----------------------
                                                      YEAR       YEAR         PERIOD           YEAR         PERIOD
                                                     ENDED      ENDED    MARCH 4, 2009(a)     ENDED    JULY 20, 2010(a)
                                                    OCT. 31,   OCT. 31,         TO           OCT. 31,         TO
                                                      2011       2010     OCT. 31, 2009        2011     OCT. 31, 2010
                                                   ----------  --------  ----------------    --------  ----------------
Net Asset Value, Beginning of Period.............. $    10.93  $  10.56      $  10.00        $  10.28      $  10.00
                                                   ----------  --------      --------        --------      --------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.25      0.33          0.24            0.33          0.08
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.05)     0.37          0.50            0.16          0.24
                                                   ----------  --------      --------        --------      --------
       Total From Investment Operations...........       0.20      0.70          0.74            0.49          0.32
                                                   ----------  --------      --------        --------      --------
Less Distributions
   Net Investment Income..........................      (0.25)    (0.32)        (0.18)          (0.31)        (0.04)
   Net Realized Gains.............................      (0.02)    (0.01)           --              --            --
                                                   ----------  --------      --------        --------      --------
       Total Distributions........................      (0.27)    (0.33)        (0.18)          (0.31)        (0.04)
                                                   ----------  --------      --------        --------      --------
Net Asset Value, End of Period.................... $    10.86  $  10.93      $  10.56        $  10.46      $  10.28
                                                   ==========  ========      ========        ========      ========
Total Return......................................       1.91%     6.73%         7.49%(C)        4.94%         3.15%(C)
                                                   ----------  --------      --------        --------      --------
Net Assets, End of Period (thousands)............. $1,333,202  $754,269      $378,475        $307,580      $144,093
Ratio of Expenses to Average Net Assets...........       0.22%     0.22%         0.22%(B)(E)     0.22%         0.22%%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................       0.23%     0.24%         0.28%(B)(E)     0.27%         0.35%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.32%     3.04%         3.54%(B)(E)     3.27%         2.77%(B)(E)
Portfolio Turnover Rate...........................         17%       14%            2%(C)          15%            1%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   DFA INVESTMENT GRADE PORTFOLIO
                                                   ------------------------------
                                                               PERIOD
                                                          MARCH 7, 2011(a)
                                                                 TO
                                                           OCT. 31, 2011
                                                   ------------------------------
Net Asset Value, Beginning of Period..............            $  10.00
                                                              --------
Income From Investment Operations
   Net Investment Income (Loss) (A)...............                0.19
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................                0.54
                                                              --------
       Total From Investment Operations...........                0.73
                                                              --------
Less Distributions
   Net Investment Income..........................               (0.13)
   Net Realized Gains.............................                  --
                                                              --------
       Total Distributions........................               (0.13)
                                                              --------
Net Asset Value, End of Period....................               10.60
                                                              ========
Total Return......................................                7.35%(C)
                                                              --------
Net Assets, End of Period (thousands).............            $199,654
Ratio of Expenses to Average Net Assets...........                0.22%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees)                      0.50%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................                2.68%(B)(E)
Portfolio Turnover Rate...........................                 N/A
                                                              --------

                                                        DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                                        ----------------------------------------------------------------------
                                                                             PERIOD                    PERIOD
                                           YEAR        YEAR       YEAR      DEC. 1,       YEAR    SEPT. 18, 2006(a)
                                          ENDED       ENDED      ENDED      2007 TO      ENDED           TO
                                         OCT. 31,    OCT. 31,   OCT. 31,    OCT. 31,    NOV. 30,      NOV. 30,
                                           2011        2010       2009        2008        2007          2006
                                        ----------  ----------  --------  --------      --------  -----------------
Net Asset Value, Beginning of
  Period............................... $    11.85  $    10.95  $   9.41  $  10.80      $  10.19       $ 10.00
                                        ----------  ----------  --------  --------      --------       -------
Income From Investment Operations
   Net Investment Income (Loss) (A)....       0.55        0.29      0.12      0.70          0.45          0.02
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       0.52        0.92      1.53     (1.48)         0.50          0.17
                                        ----------  ----------  --------  --------      --------       -------
       Total From Investment
         Operations....................       1.07        1.21      1.65     (0.78)         0.95          0.19
                                        ----------  ----------  --------  --------      --------       -------
Less Distributions
   Net Investment Income...............      (0.51)      (0.31)    (0.10)    (0.61)        (0.34)           --
   Net Realized Gains..................      (0.06)         --     (0.01)       --            --            --
                                        ----------  ----------  --------  --------      --------       -------
       Total Distributions.............      (0.57)      (0.31)    (0.11)    (0.61)        (0.34)           --
                                        ----------  ----------  --------  --------      --------       -------
Net Asset Value, End of Period......... $    12.35  $    11.85  $  10.95  $   9.41      $  10.80       $ 10.19
                                        ==========  ==========  ========  ========      ========       =======
Total Return...........................       9.38%      11.29%    17.70%    (7.90)%(C)     9.59%         1.90%(C)
                                        ----------  ----------  --------  --------      --------       -------
Net Assets, End of Period
  (thousands).......................... $1,888,045  $1,396,779  $774,110  $371,747      $240,403       $34,299
Ratio of Expenses to Average Net
  Assets...............................       0.13%       0.13%     0.16%     0.15%(B)      0.20%         0.20%(B)(E)
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees)                                       0.13%       0.13%     0.16%     0.14%(B)      0.21%         0.60%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets...................       4.64%       2.57%     1.20%     7.01%(B)      4.58%         0.94%(B)(E)
Portfolio Turnover Rate................         18%         12%        6%        3%(C)         0%            0%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                   -------------------------------------------------------------------
                                                                                          PERIOD
                                                      YEAR        YEAR        YEAR       DEC. 1,      YEAR      YEAR
                                                     ENDED       ENDED       ENDED       2007 TO     ENDED     ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,   NOV. 30,  NOV. 30,
                                                      2011        2010        2009         2008       2007      2006
Net Asset Value, Beginning of Period.............. $    10.34  $    10.24  $    10.02  $  10.05     $  10.02  $   9.99
                                                   ----------  ----------  ----------  --------     --------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.16        0.18        0.20      0.19         0.31      0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.03)       0.10        0.23     (0.03)        0.02      0.02
                                                   ----------  ----------  ----------  --------     --------  --------
       Total From Investment Operations...........       0.13        0.28        0.43      0.16         0.33      0.30
                                                   ----------  ----------  ----------  --------     --------  --------
Less Distributions
   Net Investment Income..........................      (0.17)      (0.18)      (0.21)    (0.19)       (0.30)    (0.27)
                                                   ----------  ----------  ----------  --------     --------  --------
       Total Distributions........................      (0.17)      (0.18)      (0.21)    (0.19)       (0.30)    (0.27)
                                                   ----------  ----------  ----------  --------     --------  --------
Net Asset Value, End of Period.................... $    10.30  $    10.34  $    10.24  $  10.02     $  10.05  $  10.02
                                                   ==========  ==========  ==========  ========     ========  ========
Total Return......................................       1.24%       2.73%       4.32%     1.63%(C)     3.38%     3.01%
                                                   ----------  ----------  ----------  --------     --------  --------
Net Assets, End of Period (thousands)............. $1,525,039  $1,414,926  $1,168,259  $991,918     $948,426  $697,942
Ratio of Expenses to Average Net Assets...........       0.23%       0.23%       0.25%     0.23%(B)     0.23%     0.26%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees)......       0.23%       0.23%       0.25%     0.23%(B)     0.23%     0.24%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.60%       1.72%       1.99%     2.04%(B)     3.07%     2.77%
Portfolio Turnover Rate...........................         13%          1%          0%        1%(C)        0%        0%

                                                         DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                   -------------------------------------------------------
                                                                                    PERIOD
                                                     YEAR      YEAR      YEAR      DEC. 1,         PERIOD
                                                    ENDED     ENDED     ENDED      2007 TO    APRIL 2, 2007(a)
                                                   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,          TO
                                                     2011      2010      2009        2008      NOV. 30, 2007
Net Asset Value, Beginning of Period.............. $  10.39  $  10.26  $  10.00  $  10.07         $  10.00
                                                   --------  --------  --------  --------         --------
Income From Investment Operations
   Net Investment Income (Loss)(A)................     0.17      0.19      0.22      0.21             0.20
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    (0.06)     0.13      0.27     (0.06)            0.02
                                                   --------  --------  --------  --------         --------
       Total From Investment Operations...........     0.11      0.32      0.49      0.15             0.22
                                                   --------  --------  --------  --------         --------
Less Distributions
   Net Investment Income..........................    (0.18)    (0.19)    (0.23)    (0.22)           (0.15)
                                                   --------  --------  --------  --------         --------
       Total Distributions........................    (0.18)    (0.19)    (0.23)    (0.22)           (0.15)
                                                   --------  --------  --------  --------         --------
Net Asset Value, End of Period.................... $  10.32  $  10.39  $  10.26  $  10.00         $  10.07
                                                   ========  ========  ========  ========         ========
Total Return......................................     1.08%     3.14%     4.91%     1.45%(C)         2.23%(C)
                                                   --------  --------  --------  --------         --------
Net Assets, End of Period (thousands)............. $317,822  $297,631  $210,774  $180,915         $128,983
Ratio of Expenses to Average Net Assets...........     0.23%     0.24%     0.26%     0.27%(B)         0.30%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees)......     0.23%     0.24%     0.26%     0.26%(B)         0.33%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets                                               1.69%     1.83%     2.17%     2.27%(B)         3.22%(B)(E)
Portfolio Turnover Rate...........................       15%        4%        4%       17%(C)            7%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors.The Fund consists of sixty operational portfolios, of which twelve (the "Portfolios") are included in this report and the remaining forty-eight are presented in separate reports.

   DFA Investment Grade Portfolio achieves its investment objective by primarily investing in other portfolios within IDG (collectively, the "Master Funds"). The Portfolio also invests in short-term temporary cash investments.

                                  DFA INVESTMENT GRADE PORTFOLIO (PERCENTAGE OF
MASTER FUNDS                               OWNERSHIP AT OCT. 31, 2011)
------------                      ---------------------------------------------
DFA Intermediate-Term Extended
  Quality Portfolio                                    27%
DFA Intermediate Government
  Fixed Income Portfolio                                3%
DFA Short-Term Extended Quality
  Portfolio                                             3%
DFA Short-Term Government
  Portfolio                                             1%

   Effective February 28, 2011, DFA Five-Year Government Portfolio changed its name to DFA Short-Term Government Portfolio.

   Prior to October 23, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invested substantially all of their assets in respective shares of The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series. At the close of business on October 23, 2009, the Portfolios received their pro-rata share of cash and securities from the respective Series in a complete liquidation of their interest in the Series. Effective October 24, 2009, the Portfolios invest directly in securities rather than through the Series and maintain the same investment objectives.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of bid prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Investment Grade Portfolio are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio also may enter into foreign currency contracts. Foward currency contracts are marked to market daily based on daily forward exchange rates.

   DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio;

U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Prior to June 4, 2009 and October 16, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, respectively, recognized their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective investments in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series which were treated as partnerships in accordance with both U.S. federal income tax regulations and accounting principles generally accepted in the United States of America. Effective June 4, 2009 and October 16, 2009, The DFA One-Year Fixed Income Series' and The DFA Two-Year Global Fixed Income Series', respectively, partnership status ceased and each became a corporate master fund in a RIC/RIC master-feeder structure. The Portfolios became the feeders of these Funds. On October 23, 2009, both DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio liquidated their investment in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, respectively. Effective October 24, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invest directly in securities rather than through the Series and maintain the same investment objective. See Federal Income Taxes note for more information regarding these transactions.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the year ended October 31, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          DFA One-Year Fixed Income Portfolio.................. 0.05%
          DFA Two-Year Global Fixed Income Portfolio........... 0.05%
          DFA Selectively Hedged Global Fixed Income Portfolio. 0.15%
          DFA Short-Term Government Portfolio.................. 0.18%*
          DFA Five-Year Global Fixed Income Portfolio.......... 0.25%

           DFA Intermediate Government Fixed Income Portfolio. 0.10%
           DFA Short-Term Extended Quality Portfolio.......... 0.20%
           DFA Intermediate-Term Extended Quality Portfolio... 0.20%
           DFA Investment Grade Portfolio..................... 0.20%
           DFA Inflation-Protected Securities Portfolio....... 0.10%
           DFA Short-Term Municipal Bond Portfolio............ 0.20%
           DFA California Short-Term Municipal Bond Portfolio. 0.20%

* Effective February 28, 2011 the portfolio reduced its investment advisory fee from 0.20% to 0.17% of average daily net assets.

   For the year ended October 31, 2011, administrative services fees for DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            DFA One-Year Fixed Income Portfolio............... 0.10%
            DFA Two-Year Global Fixed Income Portfolio........ 0.10%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       PREVIOUSLY
                                                                       RECOVERY       WAIVED FEES/
                                                                    OF PREVIOUSLY   EXPENSES ASSUMED
                                                           EXPENSE   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                 LIMITS  EXPENSES ASSUMED     RECOVERY
--------------------------                                 ------- ---------------- -----------------
DFA Selectively Hedged Global Fixed Income Portfolio (1)..  0.25%         --                --
DFA Short-Term Government Portfolio* (2)..................  0.20%         --                --
DFA Short-Term Extended Quality Portfolio (1).............  0.22%         --              $312
DFA Intermediate-Term Extended Quality Portfolio (1)......  0.22%         --               128
DFA Investment Grade Portfolio (3)........................  0.22%         --               138
DFA Inflation-Protected Securities Portfolio (1)..........  0.20%         --                --
DFA Short-Term Municipal Bond Portfolio (2)...............  0.30%         --                --
DFA California Short-Term Municipal Bond Portfolio (1)....  0.30%         --                --

* The expense limit was effective February 28, 2011.
(1)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that each Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(3)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfoio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                              FEES PAID
                                                              INDIRECTLY
                                                              ----------
        DFA Two-Year Global Fixed Income Portfolio...........     $6
        DFA Selectively Hedged Global Fixed Income Portfolio.      2
        DFA Five-Year Global Fixed Income Portfolio..........      6
        DFA Short-Term Extended Quality Portfolio............      3
        DFA Intermediate-Term Extended Quality Portfolio.....      1

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

           DFA One-Year Fixed Income Portfolio.................. $222
           DFA Two-Year Global Fixed Income Portfolio...........  204
           DFA Selectively Hedged Global Fixed Income Portfolio.    8
           DFA Short-Term Government Portfolio..................   34
           DFA Five-Year Global Fixed Income Portfolio..........  106
           DFA Intermediate Government Fixed Income Portfolio...   47
           DFA Short-Term Extended Quality Portfolio............    9
           DFA Intermediate-Term Extended Quality Portfolio.....   --

            DFA Investment Grade Portfolio.....................  --
            DFA Inflation-Protected Securities Portfolio....... $21
            DFA Short-Term Municipal Bond Portfolio............  36
            DFA California Short-Term Municipal Bond Portfolio.   7

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. GOVERNMENT      OTHER INVESTMENT
                                         SECURITIES            SECURITIES
                                    --------------------- ---------------------
                                    PURCHASES    SALES    PURCHASES    SALES
                                    ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio $2,297,928 $2,399,273 $2,493,127 $1,746,147
DFA Two-Year Global Fixed Income
  Portfolio........................  1,498,247  1,272,132  2,116,344  1,913,040
DFA Selectively Hedged Global
  Fixed Income Portfolio...........     81,199     53,848    491,304    282,385
DFA Short-Term Government Portfolio    994,388    753,540         --         --
DFA Five-Year Global Fixed Income
  Portfolio........................    331,790    657,240  3,570,201  2,464,702
DFA Intermediate Government Fixed
  Income Portfolio.................    803,908    331,090         --         --
DFA Short-Term Extended Quality
  Portfolio........................     16,234      9,646    752,098    177,499
DFA Intermediate-Term Extended
  Quality Portfolio................     19,169     13,251    165,918     18,442
DFA Inflation-Protected Securities
  Portfolio........................    659,615    290,809         --         --
DFA Short-Term Municipal Bond
  Portfolio........................         --         --    355,417    193,139
DFA California Short-Term
  Municipal Bond Portfolio.........         --         --     73,594     44,496

   For the year ended October 31, 2011, DFA Investment Grade Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                        DFA INVESTMENT GRADE PORTFOLIO
                                    ----------------------------------------------------------------------
                                    BALANCE AT BALANCE AT                                 DISTRIBUTIONS OF
                                    10/31/2010 10/31/2011 PURCHASES SALES DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES     ---------- ---------- --------- ----- --------------- ----------------
DFA Short-Term Government
  Portfolio.                           $--      $ 9,369    $ 9,353  $ 15       $ 29             $--
DFA Intermediate Government Fixed
  Income Portfolio.................     --       69,791     68,862   277        510              --
DFA Short-Term Extended Quality
  Portfolio........................     --       36,732     36,694    38        147              --
DFA Intermediate-Term Extended
  Quality Portfolio................     --       82,262     80,576   343        662              --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, non-deductible expenses and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA One-Year Fixed Income
  Portfolio......................        --          $    (5)       $      5
DFA Two-Year Global Fixed Income
  Portfolio......................        --           28,644         (28,644)
DFA Selectively Hedged Global
  Fixed Income Portfolio.........        --           10,509         (10,509)
DFA Five-Year Global Fixed
  Income Portfolio...............        --           35,178         (35,178)
DFA Short-Term Extended Quality
  Portfolio......................        --              (71)             71
DFA Investment Grade Portfolio...       $(2)               2              --
DFA Inflation-Protected
  Securities Portfolio...........        (4)               4              --

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
 DFA One-Year Fixed Income Portfolio
 2010....................................    $ 34,538            --    $ 34,538
 2011....................................      50,119       $ 4,048      54,167

 DFA Two-Year Global Fixed Income
   Portfolio
 2010....................................      81,926         4,049      85,975
 2011....................................      32,925         5,202      38,127

 DFA Selectively Hedged Global Fixed
   Income Portfolio
 2010....................................          --           258         258
 2011....................................       7,619            53       7,672

 DFA Short-Term Government Portfolio
 2010....................................      32,028            --      32,028
 2011....................................      23,913        12,239      36,152

 DFA Five-Year Global Fixed Income
   Portfolio
 2010....................................     125,228            --     125,228
 2011....................................     192,873        72,164     265,037

 DFA Intermediate Government Fixed
   Income Portfolio
 2010....................................      65,111         5,565      70,676
 2011....................................      73,117         6,089      79,206

 DFA Short-Term Extended Quality
   Portfolio
 2010....................................      16,617            --      16,617
 2011....................................      25,889           519      26,408

 DFA Intermediate-Term Extended Quality
   Portfolio
 2010....................................         347            --         347
 2011....................................       6,497            --       6,497

                                           NET INVESTMENT
                                               INCOME
                                           AND SHORT-TERM   LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                           -------------- ------------- -------
 DFA Investment Grade Portfolio
 2011.....................................    $ 1,109            --     $ 1,109

 DFA Inflation-Protected Securities
   Portfolio
 2010.....................................     28,880            --      28,880
 2011.....................................     71,669        $7,253      78,922

 DFA Short-Term Municipal Bond Portfolio
 2010.....................................     22,443            --      22,443
 2011.....................................     24,364            --      24,364

 DFA California Short-Term Municipal Bond
   Portfolio
 2010.....................................      4,811            --       4,811
 2011.....................................      5,292            --       5,292

   DFA Investment Grade Portfolio commenced operations on March 7, 2011.

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                               TOTAL NET
                        NET INVESTMENT                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                          SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                        -------------- ------------- ------------ -------------
DFA One-Year Fixed
  Income Portfolio.....    $ 4,678        $15,955          --       $ 20,633
DFA Two-Year Global
  Fixed Income
  Portfolio............     55,999          3,069          --         59,068
DFA Selectively Hedged
  Global Fixed Income
  Portfolio............     23,366            397          --         23,763
DFA Short-Term
  Government Portfolio.      6,032         21,121          --         27,153
DFA Five-Year Global
  Fixed Income
  Portfolio............     60,441         75,793          --        136,234
DFA Intermediate
  Government Fixed
  Income Portfolio.....     13,160         16,398          --         29,558
DFA Short-Term
  Extended Quality
  Portfolio............      2,259          2,536          --          4,795
DFA Intermediate-Term
  Extended Quality
  Portfolio............        716             --       $(293)           423
DFA Investment Grade
  Portfolio............        228             --          --            228
DFA
  Inflation-Protected
  Securities Portfolio.     10,409         19,452          --         29,861
DFA Short-Term
  Municipal Bond
  Portfolio............      1,735             --         (21)         1,714
DFA California
  Short-Term Municipal
  Bond Portfolio.......        278             --          (4)           274

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                  2012 2013 2014 2015 2016 2017 2018 2019 TOTAL
                                  ---- ---- ---- ---- ---- ---- ---- ---- -----
DFA Intermediate-Term Extended
  Quality Portfolio                --   --   --   --   --   --  $38  $255 $293
DFA Short-Term Municipal Bond
  Portfolio                       $17   --   --   --   --   --   --     4   21

                                  2012 2013 2014 2015 2016 2017 2018 2019 TOTAL
                                  ---- ---- ---- ---- ---- ---- ---- ---- -----
DFA California Short- Term
  Municipal Bond Portfolio.......  --   --   --   --   --   --   $1   $3   $4

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                           FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                           TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                          ---------- ------------ -------------- --------------
 DFA One-Year Fixed
   Income Portfolio...... $7,549,172   $ 16,880      $ (3,376)      $ 13,504
 DFA Two-Year Global
   Fixed Income Portfolio  4,979,157     19,783        (1,523)        18,260
 DFA Selectively Hedged
   Global Fixed Income
   Portfolio                 756,874     30,872       (15,555)        15,317
 DFA Short-Term
   Government Portfolio..  1,311,578     21,949          (126)        21,823
 DFA Five-Year Global
   Fixed Income Portfolio  5,143,536    126,700        (5,596)       121,104
 DFA Intermediate
   Government Fixed
   Income Portfolio        2,147,462    198,022        (1,910)       196,112
 DFA Short-Term Extended
   Quality Portfolio.....  1,415,750     30,001        (1,196)        28,805
 DFA Intermediate-Term
   Extended Quality
   Portfolio                 343,702      9,145          (586)         8,559
 DFA Investment Grade
   Portfolio.............    197,461      3,340            --          3,340
 DFA Inflation-Protected
   Securities Portfolio..  1,689,690    255,969       (67,850)       188,119
 DFA Short-Term
   Municipal Bond
   Portfolio.............  1,482,508     24,751          (740)        24,011
 DFA California
   Short-Term Municipal
   Bond Portfolio            308,942      4,955          (252)         4,703

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master-feeder structure with RIC feeders, underlying fund of fund investors (Two-Year Global Fixed Income Series) and other direct client investor(s), have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the Master Funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the Master Fund. Since each Master Fund has a shareholder owning 80% or more of the fund's shares and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

   For federal income tax purposes, pursuant to IRC (S)332(a), DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, having a more than 80% investment in its respective master fund, will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC
(S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the Master Fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC
(S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the Master Fund. However, any security distributed in satisfaction of the Master Fund's final dividend would have a basis equal to its fair market value and would be deemed acquired on the liquidation date.

   For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2011, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO*
                                                                      UNREALIZED
                                                                        FOREIGN
SETTLEMENT  CURRENCY                       CONTRACT      VALUE AT      EXCHANGE
  DATE       AMOUNT     CURRENCY SOLD       AMOUNT   OCTOBER 31, 2011 GAIN (LOSS)
----------  -------- -------------------- ---------  ---------------- -----------
11/03/11     93,769  Canadian Dollars     $  94,113     $  94,068      $    (45)
11/03/11    (86,424) Canadian Dollars       (82,686)      (86,700)       (4,014)
11/03/11     (7,345) Canadian Dollars        (6,993)       (7,368)         (375)
11/09/11    (86,579) Canadian Dollars       (82,816)      (86,843)       (4,027)
11/14/11    (92,898) Canadian Dollars       (90,011)      (93,171)       (3,160)
11/21/11    (97,007) Canadian Dollars       (94,784)      (97,277)       (2,493)
11/22/11    (22,248) Canadian Dollars       (22,025)      (22,310)         (285)
12/02/11    (93,252) Canadian Dollars       (93,531)      (93,488)           43
11/22/11    (77,872) UK Pound Sterling     (123,293)     (125,183)       (1,890)
11/03/11     70,739  Euro                    98,857        97,879          (978)
11/03/11    (70,739) Euro                   (95,164)      (97,879)       (2,715)
11/14/11    (45,972) Euro                   (62,418)      (63,602)       (1,184)
11/21/11    (64,636) Euro                   (88,591)      (89,418)         (827)
11/22/11    (56,871) Euro                   (78,744)      (78,675)           69
11/23/11    (20,373) Euro                   (28,285)      (28,184)          101
12/02/11    (70,774) Euro                   (98,875)      (97,900)          975
11/22/11    (13,570) New Zealand Dollars    (10,803)      (10,957)         (154)
                                          ---------     ---------      --------
                                          $(866,049)    $(887,008)     $(20,959)
                                          =========     =========      ========

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO*
                                                                      UNREALIZED
                                                                        FOREIGN
SETTLEMENT  CURRENCY                       CONTRACT      VALUE AT      EXCHANGE
  DATE       AMOUNT     CURRENCY SOLD       AMOUNT   OCTOBER 31, 2011 GAIN (LOSS)
----------  -------- -------------------- ---------  ---------------- -----------
11/22/11     (1,765) Canadian Dollars     $  (1,749)    $  (1,770)     $    (21)
11/22/11    (34,696) UK Pound Sterling      (54,932)      (55,775)         (843)
                                          ---------     ---------      --------
                                          $ (56,681)    $ (57,545)     $   (864)
                                          =========     =========      ========

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO*
                                                                      UNREALIZED
                                                                        FOREIGN
SETTLEMENT  CURRENCY                       CONTRACT      VALUE AT      EXCHANGE
  DATE       AMOUNT     CURRENCY SOLD       AMOUNT   OCTOBER 31, 2011 GAIN (LOSS)
----------  -------- -------------------- ---------  ---------------- -----------
11/02/11     78,708  UK Pound Sterling    $ 126,664     $ 126,552      $   (112)
11/02/11    (78,708) UK Pound Sterling     (123,105)     (126,552)       (3,447)
11/04/11    (81,193) UK Pound Sterling     (125,706)     (130,545)       (4,839)
11/08/11    (54,724) UK Pound Sterling      (84,549)      (87,983)       (3,434)
11/08/11    (23,450) UK Pound Sterling      (37,043)      (37,702)         (659)
11/09/11      1,949  UK Pound Sterling        3,071         3,134            63
11/09/11    (83,299) UK Pound Sterling     (127,431)     (133,924)       (6,493)
11/10/11    (78,544) UK Pound Sterling     (122,231)     (126,278)       (4,047)

                                                                      UNREALIZED
                                                                        FOREIGN
SETTLEMENT  CURRENCY                      CONTRACT       VALUE AT      EXCHANGE
  DATE       AMOUNT    CURRENCY SOLD       AMOUNT    OCTOBER 31, 2011 GAIN (LOSS)
----------  -------- ------------------ -----------  ---------------- -----------
11/16/11... (75,242) UK Pound Sterling  $  (118,030)   $  (120,962)    $ (2,932)
11/17/11... (82,084) UK Pound Sterling     (129,471)      (131,961)      (2,490)
11/18/11... (80,731) UK Pound Sterling     (127,304)      (129,785)      (2,481)
11/23/11...  1,226   UK Pound Sterling        1,976          1,971           (5)
11/23/11... (83,300) UK Pound Sterling     (132,689)      (133,907)      (1,218)
11/25/11... (77,625) UK Pound Sterling     (123,438)      (124,783)      (1,345)
12/01/11... (78,563) UK Pound Sterling     (126,392)      (126,282)         110
11/02/11...  45,880  Euro                    64,877         63,482       (1,395)
11/02/11...   459    Euro                       639            635           (4)
11/02/11...   479    Euro                       659            663            4
11/02/11... (46,818) Euro                   (63,752)       (64,781)      (1,029)
12/01/11... (46,209) Euro                   (65,324)       (63,921)       1,403
                                        -----------    -----------     --------
                                        $(1,308,579)   $(1,342,929)    $(34,350)
                                        ===========    ===========     ========

* During the year ended October 31, 2011, the following Portfolios' average cost basis contract amount of forward currency contracts were (in thousands):

       DFA Two-Year Global Fixed Income Portfolio........... $(1,411,173)
       DFA Selectively Hedged Global Fixed Income Portfolio.     (90,629)
       DFA Five-Year Global Fixed Income Portfolio..........  (1,130,434)

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At October 31, 2011, the Portfolios had no outstanding futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2011:

                             LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -------------------------------------------------------
DERIVATIVE TYPE                 ASSET DERIVATIVES         LIABILITY DERIVATIVES
---------------             --------------------------- ---------------------------
Foreign exchange contracts  Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

       The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                                      ASSET DERIVATIVES VALUE
                                                    ---------------------------
                                                              FOREIGN
                                                             EXCHANGE
                                                             CONTRACTS
                                                    ---------------------------
 DFA Two-Year Global Fixed Income Portfolio........          $  1,188
 DFA Five-Year Global Fixed Income Portfolio.......             1,580

                                                    LIABILITY DERIVATIVES VALUE
                                                    ---------------------------
                                                              FOREIGN
                                                             EXCHANGE
                                                             CONTRACTS
                                                    ---------------------------
 DFA Two-Year Global Fixed Income Portfolio........          $(22,147)
 DFA Selectively Hedged Global Fixed Income
   Portfolio.......................................              (864)
 DFA Five-Year Global Fixed Income Portfolio.......           (35,930)

       The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2011 (amounts in thousands):

                             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED
 DERIVATIVE TYPE                                 IN INCOME
 ---------------             -------------------------------------------------
 Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency
                             Transactions Change in Unrealized Appreciation
                             (Depreciation) of: Translation of Foreign
                             Currency Denominated Amounts

       The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2011 (amounts in thousands):

                                                           REALIZED GAIN (LOSS)
                                                              ON DERIVATIVES
                                                           RECOGNIZED IN INCOME
                                                           --------------------
                                                                 FOREIGN
                                                                 EXCHANGE
                                                                CONTRACTS
                                                           --------------------
DFA Two-Year Global Fixed Income Portfolio................       $(9,383)
DFA Selectively Hedged Global Fixed Income Portfolio......        (1,193)
DFA Five-Year Global Fixed Income Portfolio...............        18,713

                                                     CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION) ON
                                               DERIVATIVES RECOGNIZED IN INCOME
                                               --------------------------------
                                                           FOREIGN
                                                           EXCHANGE
                                                          CONTRACTS
                                               --------------------------------
DFA Two-Year Global Fixed Income Portfolio....             $(14,369)
DFA Selectively Hedged Global Fixed Income
  Portfolio...................................                  184
DFA Five-Year Global Fixed Income Portfolio...              (22,329)

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                                      MAXIMUM
                                                                       AMOUNT
                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST  BORROWED
                       AVERAGE      AVERAGE        DAYS     EXPENSE    DURING
                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED THE PERIOD
                    ------------- ------------ ------------ -------- ----------
DFA Investment
  Grade Portfolio..     0.83%         $378          2          --       $562

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

I. SECURITIES LENDING:

   As of October 31, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                    APPROXIMATE
                                                                     PERCENTAGE
                                                       NUMBER OF   OF OUTSTANDING
                                                      SHAREHOLDERS     SHARES
                                                      ------------ --------------
DFA One-Year Fixed Income Portfolio..................      3             74%
DFA Two-Year Global Fixed Income Portfolio...........      3             85%
DFA Selectively Hedged Global Fixed Income Portfolio.      4             84%
DFA Short-Term Government Portfolio..................      3             77%
DFA Five-Year Global Fixed Income Portfolio..........      3             75%
DFA Intermediate Government Fixed Income Portfolio...      2             75%
DFA Short-Term Extended Quality Portfolio............      3             72%
DFA Intermediate-Term Extended Quality Portfolio.....      4             87%
DFA Investment Grade Portfolio.......................      3             89%
DFA Inflation-Protected Securities Portfolio.........      3             78%
DFA Short-Term Municipal Bond Portfolio..............      3             82%
DFA California Short-Term Municipal Bond Portfolio...      3             94%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA Investment Grade Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

                                                                      PRINCIPAL OCCUPATION(S)
NAME, POSITION                              PORTFOLIOS WITHIN THE     DURING PAST 5 YEARS AND
WITH THE FUND,       TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/       OTHER DIRECTORSHIPS OF
ADDRESS AND AGE      LENGTH OF SERVICE            OVERSEEN             PUBLIC COMPANIES HELD
---------------      --------------------   ---------------------  -----------------------------
                         DISINTERESTED TRUSTEES/DIRECTORS
                     ------------------------------------------
George M.            DFAITC - since 1993    94 portfolios in 4     Leo Melamed Professor of
Constantinides       DFAIDG - since 1983    investment companies   Finance, The University of
Director of DFAIDG   DIG - since 1993                              Chicago Booth School of
and DIG.             DEM - since 1993                              Business.
Trustee of DFAITC
and DEM.
The University of
Chicago
Booth School of
Business
5807 S. Woodlawn
Avenue Chicago, IL
60637
Age: 64

John P. Gould        DFAITC - since 1993    94 portfolios in 4     Steven G. Rothmeier
Director of DFAIDG   DFAIDG - since 1986    investment companies   Distinguished Service
and DIG.             DIG - since 1993                              Professor of Economics, The
Trustee of DFAITC    DEM - since 1993                              University of Chicago Booth
and DEM.                                                           School of Business (since
The University of                                                  1965). Member and Chair,
Chicago                                                            Competitive Markets Advisory
Booth School of                                                    Committee, Chicago Mercantile
Business                                                           Exchange (futures trading
5807 S. Woodlawn                                                   exchange) (since 2004).
Avenue                                                             Formerly, Director of UNext,
Chicago, IL 60637                                                  Inc. (1999-2006). Trustee,
Age: 72                                                            Harbor Fund (registered
                                                                   investment company) (30
                                                                   Portfolios) (since 1994).
                                                                   Formerly, Member of the Board
                                                                   of Milwaukee Mutal Insurance
                                                                   Company (1997-2010).

Roger G. Ibbotson    DFAITC - since 1993    94 portfolios in 4     Professor in Practice of
Director of DFAIDG   DFAIDG - since 1981    investment companies   Finance, Yale School of
and DIG.             DIG - since 1993                              Management (since 1984).
Trustee of DFAITC    DEM - since 1993                              Chairman, CIO and Partner,
and DEM.                                                           Zebra Capital Management, LLC
Yale School of                                                     (hedge fund manager) (since
Management                                                         2001). Consultant to
135 Prospect Street                                                Morningstar, Inc. (since
New Haven, CT                                                      2006). Formerly, Chairman,
06520-8200                                                         Ibbotson Associates, Inc.,
Age: 68                                                            Chicago, IL (software data
                                                                   publishing and consulting)
                                                                   (1977-2006). Formerly,
                                                                   Director, BIRR Portfolio
                                                                   Analysis, Inc. (software
                                                                   products) (1990-2010).

                                                                              PRINCIPAL OCCUPATION(S)
NAME, POSITION                                    PORTFOLIOS WITHIN THE       DURING PAST 5 YEARS AND
WITH THE FUND,             TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/          OTHER DIRECTORSHIPS OF
ADDRESS AND AGE            LENGTH OF SERVICE            OVERSEEN               PUBLIC COMPANIES HELD
---------------            --------------------   ---------------------  ----------------------------------
Edward P. Lazear           DFAITC - since 2010    94 portfolios in 4     Morris Arnold Cox Senior Fellow,
Director of DFAIDG and     DFAIDG - since 2010    investment companies   Hoover Institution (since 2002).
DIG.                       DIG - since 2010                              Jack Steele Parker Professor of
Trustee of DFAITC and      DEM - since 2010                              Human Resources Management and
DEM.                                                                     Economics, Graduate School of
Stanford University                                                      Business, Stanford University
Graduate School of                                                       (since 1995). Cornerstone Research
Business                                                                 (expert testimony and economic and
518 Memorial Way                                                         financial analysis) (since 2009).
Stanford, CA 94305-5015                                                  Formerly, Chairman of the
Age: 63                                                                  President George W. Bush's Council
                                                                         of Economic Advisers (2006-2009).
                                                                         Formerly, Council of Economic
                                                                         Advisors, State of California
                                                                         (2005-2006). Formerly,
                                                                         Commissioner, White House Panel on
                                                                         Tax Reform (2005).

Myron S. Scholes           DFAITC - since 1993    94 portfolios in 4     Frank E. Buck Professor Emeritus
Director of DFAIDG and     DFAIDG - since 1981    investment companies   of Finance, Stanford University
DIG.                       DIG - since 1993                              (since 1981). Formerly, Chairman,
Trustee of DFAITC and      DEM - since 1993                              Platinum Grove Asset Management,
DEM.                                                                     L.P. (hedge fund) (formerly, Oak
c/o Dimensional Fund                                                     Hill Platinum Partners)
Advisors, L.P.                                                           (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                       Partner, Oak Hill Capital
Building 1                                                               Management (private equity firm)
Austin, TX 78746                                                         (until 2004). Director, American
Age: 70                                                                  Century Fund Complex (registered
                                                                         investment companies) (40
                                                                         Portfolios) (since 1980).
                                                                         Formerly, Director, Chicago
                                                                         Mercantile Exchange (2001-2008).

Abbie J. Smith             DFAITC - since 2000    94 portfolios in 4     Boris and Irene Stern
Director of DFAIDG and     DFAIDG - since 2000    investment companies   Distinguished Service Professor of
DIG.                       DIG - since 2000                              Accounting, The University of
Trustee of DFAITC and      DEM - since 2000                              Chicago Booth School of Business
DEM.                                                                     (since 1980). Co-Director
The University of Chicago                                                Investment Research, Fundamental
Booth School of Business                                                 Investment Advisors (hedge fund)
5807 S. Woodlawn                                                         (since 2008). Director, HNI
Avenue                                                                   Corporation (formerly known as HON
Chicago, IL 60637                                                        Industries Inc.) (office
Age: 58                                                                  furniture) (since 2000). Director,
                                                                         Ryder System Inc. (transportation,
                                                                         logistics and supply-chain
                                                                         management) (since 2003). Trustee,
                                                                         UBS Funds (3 investment companies
                                                                         within the fund complex) (52
                                                                         portfolios) (since 2009).

                                                                                PRINCIPAL OCCUPATION(S)
NAME, POSITION                                      PORTFOLIOS WITHIN THE       DURING PAST 5 YEARS AND
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/          OTHER DIRECTORSHIPS OF
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN               PUBLIC COMPANIES HELD
---------------              --------------------   ---------------------  ----------------------------------
                                  INTERESTED TRUSTEES/DIRECTORS*
-                            ------------------------------------------
David G. Booth               DFAITC - since 1993    94 portfolios in 4     Chairman, Director/Trustee,
Chairman, Director,          DFAIDG - since 1981    investment companies   President, and Co-Chief Executive
Co-Chief Executive Officer   DIG - since 1992                              Officer (since January 2010) of
and President of DFAIDG      DEM - since 1993                              Dimensional Holdings Inc.,
and DIG. Chairman,                                                         Dimensional Fund Advisors LP, DFA
Trustee, Co-Chief                                                          Securities LLC, Dimensional
Executive Officer and                                                      Emerging Markets Value Fund,
President of DFAITC and                                                    DFAIDG, Dimensional Investment
DEM.                                                                       Group Inc. and The DFA Investment
6300 Bee Cave Road,                                                        Trust Company. Director of
Building One                                                               Dimensional Fund Advisors Ltd.,
Austin, Texas 78746                                                        Dimensional Funds PLC, Dimensional
Age: 64                                                                    Funds II PLC, DFA Australia
                                                                           Limited and Dimensional Cayman
                                                                           Commodity Fund I Ltd. Chairman and
                                                                           President of Dimensional SmartNest
                                                                           LLC and Dimensional SmartNest (US)
                                                                           LLC. Chairman, Director and
                                                                           Co-Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada
                                                                           ULC. Limited Partner, Oak Hill
                                                                           Partners (since 2001) and VSC
                                                                           Investors, LLC (since 2007).
                                                                           Trustee, The University of
                                                                           Chicago. Trustee, University of
                                                                           Kansas Endowment Association.
                                                                           Formerly, Chief Executive Officer
                                                                           (until 2010) and Chief Investment
                                                                           Officer (2003-2007) of Dimensional
                                                                           Fund Advisors LP, DFA Securities
                                                                           LLC, Dimensional Emerging Markets
                                                                           Value Fund, DFAIDG, Dimensional
                                                                           Investment Group Inc., The DFA
                                                                           Investment Trust Company and
                                                                           Dimensional Holdings Inc.
                                                                           Formerly, Chief Investment Officer
                                                                           of Dimensional Fund Advisors Ltd.
                                                                           Formerly, President and Chief
                                                                           Investment Officer of DFA
                                                                           Australia Limited. Formerly,
                                                                           Director, SA Funds (registered
                                                                           investment company).

Eduardo A. Repetto           DFAITC - since 2009    94 portfolios in 4     Co-Chief Executive Officer (since
Director, Co-Chief           DFAIDG - since 2009    investment companies   January 2010), Chief Investment
Executive Officer and        DIG - since 2009                              Officer (since March 2007) and
Chief Investment Officer of  DEM - since 2009                              Director/Trustee of Dimensional
DFAIDG and DIG.                                                            Holdings Inc., Dimensional Fund
Trustee, Co-Chief                                                          Advisors LP, DFA Securities LLC,
Executive Officer and                                                      Dimensional Emerging Markets Value
Chief Investment Officer of                                                Fund, DFAIDG, Dimensional
DFAITC and DEM.                                                            Investment Group Inc., The DFA
6300 Bee Cave Road,                                                        Investment Trust Company and
Building One                                                               Dimensional Cayman Commodity Fund
Austin, TX 78746                                                           I Ltd. Co-Chief Executive Officer,
Age: 44                                                                    President and Chief Investment
                                                                           Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Chief
                                                                           Investment Officer, Vice President
                                                                           and Director of DFA Australia
                                                                           Limited. Director of Dimensional
                                                                           Fund Advisors Ltd., Dimensional
                                                                           Funds PLC and Dimensional Funds II
                                                                           PLC. Co-Chief Executive Officer of
                                                                           Dimensional SmartNest LLC and
                                                                           Dimensional SmartNest (US) LLC.
                                                                           Formerly, Vice President of
                                                                           Dimensional Holdings Inc.,
                                                                           Dimensional Fund Advisors LP, DFA
                                                                           Securities LLC, Dimensional
                                                                           Emerging Markets Value Fund,
                                                                           DFAIDG, Dimensional Investment
                                                                           Group Inc., The DFA Investment
                                                                           Trust Company and Dimensional Fund
                                                                           Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                 TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND      AND LENGTH OF               PRINCIPAL OCCUPATION(S)
AND AGE                              SERVICE                    DURING PAST 5 YEARS
----------------------------     ----------------   --------------------------------------------
                                    OFFICERS
                                   -----------
April A. Aandal                    Since 2008       Vice President, Global Business Development
Vice President, Global Business                     of all the DFA Entities. Chief Learning
Development                                         Officer of Dimensional (September
Age: 48                                             2008-October 2011). Formerly, Regional
                                                    Director of Dimensional (2004-2008).

Darryl D. Avery                    Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 45

Arthur H. Barlow                   Since 1993       Vice President of all the DFA Entities.
Vice President                                      Formerly, Vice President of DFA Australia
Age: 55                                             Limited and Dimensional Fund Advisors Ltd.

John T. Blood                      Since 2011       Vice President of all the DFA Entities.
Vice President                                      Regional Director for Dimensional (2010).
Age: 42                                             Formerly, Chief Market Strategist at
                                                    Commonwealth Financial (2007-2010); Director
                                                    of Research at Commonwealth Financial
                                                    (2000-2007).

Scott A. Bosworth                  Since 2007       Vice President of all the DFA Entities.
Vice President                                      Regional Director of Dimensional (since
Age: 42                                             November 1997).

Valerie A. Brown                   Since 2001       Vice President and Assistant Secretary of
Vice President and Assistant                        all the DFA Entities, DFA Australia Limited,
Secretary Age: 44                                   Dimensional Fund Advisors Ltd., Dimensional
                                                    Fund Advisors Canada ULC (since 2003) and
                                                    Dimensional Cayman Commodity Fund I Ltd.

David P. Butler                    Since 2007       Vice President of all the DFA Entities. Head
Vice President                                      of Global Financial Services of Dimensional
Age: 47                                             (since 2008). Formerly, Regional Director of
                                                    Dimensional (January 1995 to January 2005).

James G. Charles                   Since 2011       Vice President of all the DFA Entities.
Vice President                                      Regional Director for Dimensional
Age: 55                                             (2008-2010). Formerly, Vice President,
                                                    Client Portfolio Manager at American Century
                                                    Investments (2001-2008).

Joseph H. Chi                      Since 2009       Vice President of all the DFA Entities.
Vice President                                      Portfolio Manager for Dimensional (since
Age: 45                                             October 2005).

Stephen A. Clark                   Since 2004       Vice President of all the DFA Entities, DFA
Vice President                                      Australia Limited and Dimensional Fund
Age: 39                                             Advisors Canada ULC.

Robert P. Cornell                  Since 2007       Vice President of all the DFA Entities.
Vice President                                      Regional Director of Financial Services
Age: 62                                             Group of Dimensional (since August 1993).

George H. Crane                    Since 2010       Vice President of all the DFA Entities.
Vice President                                      Formerly, Senior Vice President and Managing
Age: 56                                             Director at State Street Bank & Trust
                                                    Company (2007-2008). Managing Director, Head
                                                    of Investment Administration and Operations
                                                    at State Street Research & Management
                                                    Company (2002-2005).

Christopher S. Crossan             Since 2004       Vice President and Global Chief Compliance
Vice President and Global Chief                     Officer of all the DFA Entities, DFA
Compliance                                          Australia Limited, Dimensional Fund Advisors
Officer                                             Ltd., Dimensional SmartNest LLC and
Age: 45                                             Dimensional SmartNest (US) LLC. Chief
                                                    Compliance Officer of Dimensional Fund
                                                    Advisors Canada ULC.

                                    TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
AND AGE                                 SERVICE                    DURING PAST 5 YEARS
----------------------------        ----------------   --------------------------------------------
James L. Davis                        Since 1999       Vice President of all the DFA Entities.
Vice President                                         Formerly, Vice President of DFA Australia
Age: 54                                                Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere                       Since 1994       Vice President of all the DFA Entities, DFA
Vice President                                         Australia Limited and Dimensional Fund
Age: 54                                                Advisors Canada ULC.

Peter F. Dillard                      Since 2010       Vice President of all the DFA Entities.
Vice President                                         Research Associate for Dimensional (since
Age: 39                                                August 2008). Formerly, Research Assistant
                                                       for Dimensional (April 2006-August 2008).

Robert W. Dintzner                    Since 2001       Vice President of all the DFA Entities.
Vice President and Chief                               Chief Communications Officer of Dimensional
Communications Officer                                 (since 2010).
Age: 41

Richard A. Eustice                    Since 1998       Vice President and Assistant Secretary of
Vice President and Assistant                           all the DFA Entities and DFA Australia
Secretary                                              Limited. Chief Operating Officer of
Age: 46                                                Dimensional Fund Advisors Ltd. (since July
                                                       2008). Formerly, Vice President of
                                                       Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                   Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 40

Jed S. Fogdall                        Since 2008       Vice President of all the DFA Entities.
Vice President                                         Portfolio Manager for Dimensional (since
Age: 37                                                September 2004).

Jeremy P. Freeman                     Since 2009       Vice President of all the DFA Entities.
Vice President                                         Senior Technology Manager for Dimensional
Age: 40                                                (since June 2006). Formerly, Principal at
                                                       AIM Investments/Amvescap PLC (now Invesco)
                                                       (June 1998-June 2006).

Mark R. Gochnour                      Since 2007       Vice President of all the DFA Entities.
Vice President                                         Regional Director of Dimensional.
Age: 44

Henry F. Gray                         Since 2000       Vice President of all the DFA Entities.
Vice President                                         Formerly, Vice President of DFA Australia
Age: 44                                                Limited.

John T. Gray                          Since 2007       Vice President of all the DFA Entities.
Vice President                                         Formerly, Regional Director of Dimensional
Age: 37                                                (January 2005 to February 2007).

Joel H. Hefner                        Since 2007       Vice President of all the DFA Entities.
Vice President                                         Regional Director of Dimensional (since June
Age: 43                                                1998).

Julie C. Henderson                    Since 2005       Vice President and Fund Controller of all
Vice President and Fund Controller                     the DFA Entities and Dimensional Cayman
Age: 37                                                Commodity Fund I Ltd.

Kevin B. Hight                        Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 43

Christine W. Ho                       Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 43

Michael C. Horvath                    Since 2011       Vice President of all the DFA Entities.
Vice President                                         Formerly, Managing Director, Co-Head Global
Age: 51                                                Consultant Relations at BlackRock
                                                       (2004-2011).

Jeff J. Jeon                          Since 2004       Vice President of all the DFA Entities and
Vice President                                         Dimensional Cayman Commodity Fund I Ltd.
Age: 37

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF                PRINCIPAL OCCUPATION(S)
AND AGE                                   SERVICE                     DURING PAST 5 YEARS
----------------------------     -------------------------- ---------------------------------------
Patrick M. Keating                      Since 2003          Vice President of all the DFA Entities
Vice President and                                          and Dimensional Cayman Commodity Fund I
Chief Operating                                             Ltd. and Chief Operating Officer of
Officer Age: 56                                             Dimensional and Dimensional Cayman
                                                            Commodity Fund I Ltd. Director, Vice
                                                            President and Chief Privacy Officer of
                                                            Dimensional Fund Advisors Canada ULC.
                                                            Director of DFA Australia Limited.

David M. Kershner                       Since 2010          Vice President of all the DFA Entities.
Vice President                                              Portfolio Manager for Dimensional
Age: 40                                                     (since June 2004).

Timothy R. Kohn                         Since 2011          Vice President of all the DFA Entities.
Vice President                                              Head of Defined Contribution Sales for
Age: 40                                                     Dimensional (since August 2010).
                                                            Formerly, Chief DC Strategist, Barclays
                                                            Global Investors (2005-2009).

Joseph F. Kolerich                      Since 2004          Vice President of all the DFA Entities.
Vice President
Age: 39

Stephen W. Kurad                        Since 2011          Vice President of all the DFA Entities.
Vice President                                              Regional Director for Dimensional
Age: 42                                                     (2007-2010).

Michael F. Lane                         Since 2004          Vice President of all the DFA Entities.
Vice President
Age: 44

Juliet Lee                              Since 2005          Vice President of all the DFA Entities.
Vice President
Age: 40

Marlena I. Lee                          Since 2011          Vice President of all the DFA Entities.
Vice President                                              Research Associate for Dimensional
Age: 30                                                     (July 2008-2010).

Apollo D. Lupescu                       Since 2009          Vice President of all the DFA Entities.
Vice President                                              Regional Director for Dimensional
Age: 42                                                     (since February 2004).

Kenneth M. Manell                       Since 2010          Vice President of all the DFA Entities
Vice President                                              and Dimensional Cayman Commodity Fund I
Age: 38                                                     Ltd. Counsel for Dimensional (since
                                                            September 2006). Formerly, Assistant
                                                            General Counsel at Castle & Cooke
                                                            (January 2004-September 2006).

Aaron M. Marcus                         Since 2008          Vice President and Head of Global Human
Vice President & Head of Global                             Resources of Dimensional. Formerly,
Human Resources                                             Global Head of Recruiting and Vice
Age: 41                                                     President of Goldman Sachs & Co. (June
                                                            2006 to January 2008), and Global
                                                            Co-Head of HR of the Equities & FICC
                                                            Division, and Vice President of Goldman
                                                            Sachs & Co. (May 2005 to May 2006).

David R. Martin                         Since 2007          Vice President, Chief Financial Officer
Vice President,                                             and Treasurer of all the DFA Entities.
Chief Financial                                             Director, Vice President, Chief
Officer and Treasurer                                       Financial Officer and Treasurer of
Age: 54                                                     Dimensional Fund Advisors Ltd. and DFA
                                                            Australia Limited. Chief Financial
                                                            Officer, Treasurer, and Vice President
                                                            of Dimensional Fund Advisors Canada
                                                            ULC, Dimensional SmartNest LLC,
                                                            Dimensional SmartNest (US) LLC and
                                                            Dimensional Cayman Commidity Fund I
                                                            Ltd. Director of Dimensional Funds PLC
                                                            and Dimensional Funds II PLC. Formerly,
                                                            Executive Vice President and Chief
                                                            Financial Officer of Janus Capital
                                                            Group Inc. (June 2005 to March 2007).

Catherine L. Newell              Vice President since 1997  Vice President and Secretary of all the
Vice President                   and Secretary since 2000   DFA Entities. Director, Vice President
and Secretary                                               and Secretary of DFA Australia Limited
Age: 47                                                     and Dimensional Fund Advisors Ltd.
                                                            (since February 2002, April 1997 and
                                                            May 2002, respectively). Vice President
                                                            and Secretary of Dimensional Fund
                                                            Advisors Canada ULC (since June 2003),
                                                            Dimensional SmartNest LLC, Dimensional
                                                            SmartNest (US) LLC and Dimensional
                                                            Cayman Commodity Fund I Ltd. Director,
                                                            Dimensional Funds PLC and Dimensional
                                                            Funds II PLC (since 2002 and 2006,
                                                            respectively). Formerly, Assistant
                                                            Secretary of all DFA Entities, DFA
                                                            Australia Limited and Dimensional Fund
                                                            Advisors Ltd.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
AND AGE                           SERVICE                       DURING PAST 5 YEARS
----------------------------  ----------------   -------------------------------------------------
Christian A. Newton             Since 2009       Vice President of all DFA Entities. Web Services
Vice President                                   Manager for Dimensional (since January 2008).
Age: 36                                          Formerly, Design Manager of Dimensional
                                                 (2005-2008).

Pamela B. Noble                 Since 2011       Vice President of all the DFA Entities. Portfolio
Vice President                                   Manager for Dimensional (2008-2010). Formerly,
Age: 47                                          Vice President and Portfolio Manager at USAA
                                                 Investment Management Company (2001-2006).

Carolyn L. O                    Since 2010       Vice President of all the DFA Entities and
Vice President                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
Age: 37                                          General Counsel, Funds (since 2011). Counsel for
                                                 Dimensional (2007-2011). Formerly, Associate at
                                                 K&L Gates LLP (January 2004-September 2007).

Gerard K. O'Reilly              Since 2007       Vice President of all the DFA Entities. Formerly,
Vice President                                   Research Associate of Dimensional (2004 to 2006).
Age: 34

Daniel C. Ong                   Since 2009       Vice President of all the DFA Entities. Portfolio
Vice President                                   Manager for Dimensional (since July 2005).
Age: 37

Kyle K. Ozaki                   Since 2010       Vice President of all the DFA Entities. Senior
Vice President                                   Compliance Officer for Dimensional (since January
Age: 33                                          2008). Formerly, Compliance Officer (February
                                                 2006-December 2007) and Compliance Analyst
                                                 (August 2004-January 2006) for Dimensional.

David A. Plecha                 Since 1993       Vice President of all the DFA Entities, DFA
Vice President                                   Australia Limited, Dimensional Fund Advisors Ltd.
Age: 50                                          and Dimensional Fund Advisors Canada ULC.

Allen Pu                        Since 2011       Vice President of all the DFA Entities. Portfolio
Vice President                                   Manager for Dimensional (July 2006-2010).
Age: 40

Stephen A. Quance               Since 2011       Vice President of all the DFA Entities. Portfolio
Vice President                                   Manager for Dimensional (October 2006-2010).
Age: 37

Theodore W. Randall             Since 2008       Vice President of all the DFA Entities. Formerly,
Vice President                                   Research Associate of Dimensional (2006-2008).
Age: 38                                          Systems Developer of Dimensional (2001-2006).

L. Jacobo Rodriguez             Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 40

Julie A. Saft                   Since 2010       Vice President of all the DFA Entities. Client
Vice President                                   Systems Manager for Dimensional (since July
Age: 52                                          2008). Formerly, Senior Manager at Vanguard
                                                 (November 1997-July 2008).

David E. Schneider              Since 2001       Vice President of all the DFA Entities and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of
Age: 65                                          Institutional Services of Dimensional.

Walid A. Shinnawi               Since 2010       Vice President of all the DFA Entities. Regional
Vice President                                   Director for Dimensional (since March 2006).
Age: 49                                          Formerly, Senior Director at Moody's KMV
                                                 (1999-March 2006).

Bruce A. Simmons                Since 2009       Vice President of all the DFA Entities.
Vice President                                   Investment Operations Manager for Dimensional
Age: 46                                          (since May 2007). Formerly, Vice President Client
                                                 and Fund Reporting at Mellon Financial (September
                                                 2005-May 2007).

Edward R. Simpson               Since 2007       Vice President of all the DFA Entities. Regional
Vice President                                   Director of Dimensional (since December 2002).
Age: 43

Bryce D. Skaff                  Since 2007       Vice President of all the DFA Entities. Formerly,
Vice President                                   Regional Director of Dimensional (December 1999
Age: 36                                          to January 2007).

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
AND AGE                           SERVICE                       DURING PAST 5 YEARS
----------------------------  ----------------   -------------------------------------------------
Andrew D. Smith                 Since 2011       Vice President of all the DFA Entities. Project
Vice President                                   Manager for Dimensional (2007-2010). Formerly,
Age: 43                                          Business Analyst Manager, National Instruments
                                                 (2003-2007).

Grady M. Smith                  Since 2004       Vice President of all the DFA Entities and
Vice President                                   Dimensional Fund Advisors Canada ULC.
Age: 55

Carl G. Snyder                  Since 2000       Vice President of all the DFA Entities. Formerly,
Vice President                                   Vice President of DFA Australia Limited.
Age: 48

Lawrence R. Spieth              Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 63

Bradley G. Steiman              Since 2004       Vice President of all the DFA Entities and
Vice President                                   Director and Vice President of Dimensional Fund
Age: 38                                          Advisors Canada ULC.

Robert C. Trotter               Since 2009       Vice President of all the DFA Entities. Senior
Vice President                                   Manager, Technology for Dimensional (since March
Age: 53                                          2007). Formerly, Director of Technology at
                                                 AMVESCAP (2002-2007).

Karen E. Umland                 Since 1997       Vice President of all the DFA Entities, DFA
Vice President                                   Australia Limited, Dimensional Fund Advisors
Age: 45                                          Ltd., and Dimensional Fund Advisors Canada ULC.

Brian J. Walsh                  Since 2009       Vice President of all the DFA Entities. Portfolio
Vice President                                   Manager for Dimensional (since 2004).
Age: 41

Weston J. Wellington            Since 1997       Vice President of all the DFA Entities. Formerly,
Vice President                                   Vice President of DFA Australia Limited.
Age: 60

Ryan J. Wiley                   Since 2007       Vice President of all the DFA Entities. Senior
Vice President                                   Trader of Dimensional. Formerly, Portfolio
Age: 35                                          Manager (2006 to 2007) and Trader (2001 to 2006)
                                                 for Dimensional.

Paul E. Wise                    Since 2005       Vice President of all the DFA Entities. Chief
Vice President                                   Technology Officer for Dimensional (since 2004).
Age: 56

John S. Wotowicz                Since 2010       Vice President of all the DFA Entities. Formerly,
Vice President                                   Managing Director at Morgan Stanley (1999-2007).
Age: 47

Joseph L. Young                 Since 2011       Vice President of all the DFA Entities. Regional
Vice President                                   Director for Dimensional (2005-2010).
Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1/st/ and ending June 30/th/.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                             NET
                                                         INVESTMENT    SHORT-TERM     LONG-TERM   RETURN
                                                           INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT
DFA INVESTMENT DIMENSIONS GROUP INC.                    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST
------------------------------------                    ------------- ------------- ------------- ------- ----------
DFA One-Year Fixed Income Portfolio....................       66%          27%            7%        --        --
DFA Two-Year Global Fixed Income Portfolio.............       27%          59%           14%        --        --
DFA Selectively Hedged Global Fixed Income Portfolio...       76%          23%            1%        --        --
DFA Short-Term Government Portfolio....................       57%           9%           34%        --        --
DFA Five-Year Global Fixed Income Portfolio............       67%           6%           27%        --        --
DFA Intermediate Government Fixed Income Portfolio.....       92%          --             8%        --        --
DFA Short-Term Extended Quality Portfolio..............       94%           4%            2%        --        --
DFA Intermediate- Term Extended Quality Portfolio......      100%          --            --         --        --
DFA Investment Grade Portfolio.........................      100%          --            --         --        --
DFA Inflation- Protected Securities Portfolio..........       91%          --             9%        --        --
DFA Short-Term Municipal Bond Portfolio................       --           --            --         --       100%
DFA California Short- Term Municipal Bond Portfolio....       --           --            --         --       100%

                                                                                                                   QUALIFYING
                                                                         U.S.      FOREIGN   FOREIGN  QUALIFYING     SHORT-
                                                            TOTAL     GOVERNMENT     TAX     SOURCE    INTEREST       TERM
DFA INVESTMENT DIMENSIONS GROUP INC.                    DISTRIBUTIONS INTEREST(1) CREDIT(2) INCOME(3) INCOME(4)  CAPITAL GAIN(5)
------------------------------------                    ------------- ----------- --------- --------- ---------- ---------------
DFA One-Year Fixed Income Portfolio....................      100%          11%       --         --       100%          100%
DFA Two-Year Global Fixed Income Portfolio.............      100%           2%       --        100%      100%          100%
DFA Selectively Hedged Global Fixed Income Portfolio...      100%          --        --        100%      100%          100%
DFA Short-Term Government Portfolio....................      100%          86%       --         --       100%          100%
DFA Five-Year Global Fixed Income Portfolio............      100%           1%       --        100%      100%          100%
DFA Intermediate Government Fixed Income Portfolio.....      100%         100%       --         --       100%          100%
DFA Short-Term Extended Quality Portfolio..............      100%          --        --         --       100%          100%
DFA Intermediate- Term Extended Quality Portfolio......      100%           3%       --         --       100%          100%
DFA Investment Grade Portfolio.........................      100%          --        --         --       100%          100%
DFA Inflation- Protected Securities Portfolio..........      100%         100%       --         --       100%          100%
DFA Short-Term Municipal Bond Portfolio................      100%          --        --         --       100%          100%
DFA California Short- Term Municipal Bond Portfolio....      100%          --        --         --       100%          100%

--------
(1)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were satisfied for DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, and DFA Inflation-Protected Securities Portfolio to permit exemption of these amounts from state income for these funds.
(2)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(3)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(4)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(5)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[Logo]  Recycled
        Recyclable                                          DFA103111-024A

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2011

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

International Sustainability Core 1 Portfolio

DFA International Value ex Tobacco Portfolio

Emerging Markets Social Core Equity Portfolio

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                         PAGE
                                                         ----
Letter to Shareholders

Definitions of Abbreviations and Footnotes..............   1

Performance Charts......................................   2

Management's Discussion and Analysis....................   4

Disclosure of Fund Expenses.............................   9

Disclosure of Portfolio Holdings........................  11

Summary Schedules of Portfolio Holdings

   U.S. Social Core Equity 2 Portfolio..................  12

   U.S. Sustainability Core 1 Portfolio.................  15

   International Sustainability Core 1 Portfolio........  18

   DFA International Value ex Tobacco Portfolio.........  22

   Emerging Markets Social Core Equity Portfolio........  26

Statements of Assets and Liabilities....................  30

Statements of Operations................................  32

Statements of Changes in Net Assets.....................  34

Financial Highlights....................................  36

Notes to Financial Statements...........................  38

Report of Independent Registered Public Accounting Firm.  49

Fund Management.........................................  50

Voting Proxies on Fund Portfolio Securities.............  59

Notice to Shareholders..................................  60

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

   ADR        American Depositary Receipt
   FHLMC      Federal Home Loan Mortgage Corporation
   FNMA       Federal National Mortgage Association
   P.L.C.     Public Limited Company

 Investment Footnotes

   +          See Note B to Financial Statements.
   ++         Securities have generally been fair valued. See Note B to
              Financial Statements.
   **         Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
              Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
   *          Non-Income Producing Securities.
   #          Total or Partial Securities on Loan.
   @          Security purchased with cash proceeds from Securities on Loan.
   (S)        Affiliated Fund.

 FINANCIAL HIGHLIGHTS

   (A)        Computed using average shares outstanding.
   (B)        Annualized
   (C)        Non-Annualized
   (D) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

 ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

   --         Amounts designated as -- are either zero or rounded to zero.
   REIT       Real Estate Investment Trust
   SEC        Securities and Exchange Commission
   (a)        Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 1, 2007-OCTOBER 31, 2011

GROWTH OF $10,000


                           U.S. SOCIAL CORE EQUITY
                                 2 PORTFOLIO            RUSSELL 3000 INDEX
                           ------------------------  ------------------------
 10/1/2007                                10,000.00                 10,000.00

 10/31/2007                                9,930.00                 10,041.92

 11/30/2007                                9,330.00                  9,589.85

 12/31/2007                                9,238.37                  9,531.82

 1/31/2008                                 8,776.95                  8,954.08

 2/29/2008                                 8,516.15                  8,675.97

 3/31/2008                                 8,497.59                  8,624.78

 4/30/2008                                 8,950.66                  9,056.10

 5/31/2008                                 9,202.36                  9,241.62

 6/30/2008                                 8,365.63                  8,479.00

 7/31/2008                                 8,315.11                  8,411.37

 8/31/2008                                 8,496.98                  8,541.75

 9/30/2008                                 7,717.64                  7,738.62

 10/31/2008                                6,206.57                  6,366.10

 11/30/2008                                5,577.80                  5,863.56

 12/31/2008                                5,713.76                  5,975.74

 1/31/2009                                 5,099.38                  5,474.25

 2/28/2009                                 4,505.47                  4,900.79

 3/31/2009                                 4,975.99                  5,330.07

 4/30/2009                                 5,705.93                  5,890.98

 5/31/2009                                 5,962.96                  6,205.35

 6/30/2009                                 5,932.31                  6,226.44

 7/31/2009                                 6,479.12                  6,711.09

 8/31/2009                                 6,737.04                  6,950.88

 9/30/2009                                 7,085.23                  7,242.10

 10/31/2009                                6,795.61                  7,055.83

 11/30/2009                                7,074.89                  7,456.77

 12/31/2009                                7,409.15                  7,669.27

 1/31/2010                                 7,118.18                  7,392.81

 2/28/2010                                 7,450.71                  7,643.44

 3/31/2010                                 8,002.79                  8,125.18

 4/30/2010                                 8,335.81                  8,300.53

 5/31/2010                                 7,659.37                  7,644.81

 6/30/2010                                 7,098.86                  7,205.33

 7/31/2010                                 7,631.28                  7,705.54

 8/31/2010                                 7,140.62                  7,342.81

 9/30/2010                                 7,912.52                  8,036.10

 10/31/2010                                8,205.96                  8,350.13

 11/30/2010                                8,384.13                  8,398.33

 12/31/2010                                9,074.62                  8,967.65

 1/31/2011                                 9,253.58                  9,163.52

 2/28/2011                                 9,706.26                  9,497.14

 3/31/2011                                 9,829.71                  9,539.98

 4/30/2011                                10,030.10                  9,823.94

 5/31/2011                                 9,840.25                  9,711.84

 6/30/2011                                 9,654.60                  9,537.43

 7/31/2011                                 9,337.36                  9,319.02

 8/31/2011                                 8,597.14                  8,759.93

 9/30/2011                                 7,734.54                  8,080.19

 10/31/2011                                8,827.35                  9,010.17


                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  10/1/2007
                        --------------  ----  ---------
                                        7.57%   -3.01%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
MARCH 12, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                           U.S. SUSTAINABILITY CORE
                                 1 PORTFOLIO            RUSSELL 3000 INDEX
                           ------------------------  ------------------------
 3/12/2008                                10,000.00                 10,000.00

 3/31/2008                                10,190.00                 10,126.52

 4/30/2008                                10,650.00                 10,632.94

 5/31/2008                                10,910.00                 10,850.77

 6/30/2008                                10,056.44                  9,955.36

 7/31/2008                                10,006.31                  9,875.96

 8/31/2008                                10,216.87                 10,029.04

 9/30/2008                                 9,269.65                  9,086.06

 10/31/2008                                7,437.86                  7,474.56

 11/30/2008                                6,793.72                  6,884.53

 12/31/2008                                6,954.81                  7,016.23

 1/31/2009                                 6,315.17                  6,427.43

 2/28/2009                                 5,614.61                  5,754.12

 3/31/2009                                 6,162.22                  6,258.15

 4/30/2009                                 6,947.80                  6,916.71

 5/31/2009                                 7,304.88                  7,285.82

 6/30/2009                                 7,326.39                  7,310.59

 7/31/2009                                 7,951.44                  7,879.62

 8/31/2009                                 8,258.84                  8,161.17

 9/30/2009                                 8,679.90                  8,503.09

 10/31/2009                                8,381.65                  8,284.39

 11/30/2009                                8,782.74                  8,755.14

 12/31/2009                                9,135.82                  9,004.64

 1/31/2010                                 8,836.12                  8,680.05

 2/28/2010                                 9,177.16                  8,974.32

 3/31/2010                                 9,785.28                  9,539.94

 4/30/2010                                10,106.28                  9,745.81

 5/31/2010                                 9,288.25                  8,975.92

 6/30/2010                                 8,694.17                  8,459.92

 7/31/2010                                 9,286.25                  9,047.22

 8/31/2010                                 8,756.50                  8,621.34

 9/30/2010                                 9,632.10                  9,435.35

 10/31/2010                                9,986.91                  9,804.05

 11/30/2010                               10,112.14                  9,860.65

 12/31/2010                               10,842.70                 10,529.09

 1/31/2011                                11,062.91                 10,759.07

 2/28/2011                                11,503.33                 11,150.78

 3/31/2011                                11,619.99                 11,201.08

 4/30/2011                                11,914.16                 11,534.48

 5/31/2011                                11,746.06                 11,402.87

 6/30/2011                                11,542.62                 11,198.08

 7/31/2011                                11,236.93                 10,941.65

 8/31/2011                                10,456.88                 10,285.20

 9/30/2011                                 9,521.78                  9,487.12

 10/31/2011                               10,717.29                 10,579.01


                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  3/12/2008
                        --------------  ----  ---------
                                        7.31%   1.92%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 12, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                                INTERNATIONAL
                            SUSTAINABILITY CORE 1    MSCI WORLD EX USA INDEX
                                  PORTFOLIO                 (NET DIV.)
                           ------------------------  ------------------------
 3/12/2008                                10,000.00                 10,000.00

 3/31/2008                                10,110.00                 10,013.36

 4/30/2008                                10,500.00                 10,569.96

 5/31/2008                                10,680.00                 10,730.35

 6/30/2008                                 9,760.09                  9,895.93

 7/31/2008                                 9,385.87                  9,543.77

 8/31/2008                                 9,062.22                  9,174.68

 9/30/2008                                 7,852.03                  7,850.06

 10/31/2008                                6,086.84                  6,217.09

 11/30/2008                                5,752.07                  5,879.94

 12/31/2008                                6,181.64                  6,189.90

 1/31/2009                                 5,476.62                  5,612.34

 2/28/2009                                 4,914.66                  5,044.19

 3/31/2009                                 5,314.33                  5,376.58

 4/30/2009                                 6,051.58                  6,069.94

 5/31/2009                                 6,911.70                  6,837.58

 6/30/2009                                 6,839.93                  6,766.78

 7/31/2009                                 7,482.47                  7,402.16

 8/31/2009                                 7,886.65                  7,756.91

 9/30/2009                                 8,257.09                  8,076.95

 10/31/2009                                8,007.50                  7,947.29

 11/30/2009                                8,225.89                  8,143.93

 12/31/2009                                8,341.87                  8,273.75

 1/31/2010                                 7,986.45                  7,885.92

 2/28/2010                                 7,986.45                  7,878.02

 3/31/2010                                 8,561.68                  8,385.16

 4/30/2010                                 8,477.94                  8,260.13

 5/31/2010                                 7,494.08                  7,348.63

 6/30/2010                                 7,372.63                  7,242.32

 7/31/2010                                 8,124.73                  7,911.69

 8/31/2010                                 7,806.94                  7,675.22

 9/30/2010                                 8,603.68                  8,411.48

 10/31/2010                                8,911.72                  8,711.13

 11/30/2010                                8,539.95                  8,342.22

 12/31/2010                                9,304.20                  9,013.94

 1/31/2011                                 9,518.09                  9,208.12

 2/28/2011                                 9,871.01                  9,549.55

 3/31/2011                                 9,691.13                  9,358.25

 4/30/2011                                10,216.43                  9,867.92

 5/31/2011                                 9,937.70                  9,575.39

 6/30/2011                                 9,761.82                  9,439.02

 7/31/2011                                 9,533.79                  9,283.31

 8/31/2011                                 8,686.82                  8,498.47

 9/30/2011                                 7,720.42                  7,645.03

 10/31/2011                                8,429.22                  8,388.54


                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  3/12/2008
                        --------------  -----  ---------
                                        -5.41%   -4.59%

The implementation and management of Dimensional's 'Sustainability' Portfolios, including without limitation, International Sustainability Core 1 Portfolio, are protected by U.S. Patent Nos. 7,596,525 B1 and 7,599,874 B1.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
JUNE 30, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                           DFA INTERNATIONAL VALUE   MSCI WORLD EX USA INDEX
                             EX TOBACCO PORTFOLIO           (NET DIV.)
                           ------------------------  ------------------------
 6/30/2008                                10,000.00                 10,000.00

 7/31/2008                                 9,840.00                  9,644.14

 8/31/2008                                 9,530.00                  9,271.17

 9/30/2008                                 8,399.86                  7,932.61

 10/31/2008                                6,352.58                  6,282.47

 11/30/2008                                6,021.40                  5,941.78

 12/31/2008                                6,471.38                  6,255.00

 1/31/2009                                 5,552.67                  5,671.36

 2/28/2009                                 4,856.06                  5,097.24

 3/31/2009                                 5,342.12                  5,433.13

 4/30/2009                                 6,313.42                  6,133.78

 5/31/2009                                 7,203.77                  6,909.49

 6/30/2009                                 7,152.76                  6,837.94

 7/31/2009                                 7,974.92                  7,480.01

 8/31/2009                                 8,416.83                  7,838.49

 9/30/2009                                 8,857.80                  8,161.89

 10/31/2009                                8,496.05                  8,030.87

 11/30/2009                                8,713.10                  8,229.57

 12/31/2009                                8,809.67                  8,360.76

 1/31/2010                                 8,342.73                  7,968.86

 2/28/2010                                 8,384.23                  7,960.87

 3/31/2010                                 9,049.70                  8,473.34

 4/30/2010                                 8,925.02                  8,347.00

 5/31/2010                                 7,865.24                  7,425.91

 6/30/2010                                 7,722.58                  7,318.48

 7/31/2010                                 8,650.98                  7,994.90

 8/31/2010                                 8,218.43                  7,755.93

 9/30/2010                                 9,080.79                  8,499.93

 10/31/2010                                9,387.72                  8,802.74

 11/30/2010                                8,922.04                  8,429.95

 12/31/2010                                9,758.36                  9,108.74

 1/31/2011                                10,184.03                  9,304.96

 2/28/2011                                10,503.28                  9,649.98

 3/31/2011                                10,197.51                  9,456.67

 4/30/2011                                10,709.52                  9,971.69

 5/31/2011                                10,293.51                  9,676.09

 6/30/2011                                10,131.55                  9,538.28

 7/31/2011                                 9,817.31                  9,380.94

 8/31/2011                                 8,766.23                  8,587.85

 9/30/2011                                 7,871.18                  7,725.43

 10/31/2011                                8,601.60                  8,476.75


                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  6/30/2008
                        --------------  -----  ---------
                                        -8.37%   -4.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
AUGUST 31, 2006-OCTOBER 31, 2011

GROWTH OF $10,000

                           EMERGING MARKETS SOCIAL    MSCI EMERGING MARKETS
                            CORE EQUITY PORTFOLIO        INDEX (NET DIV.)
                           ------------------------  ------------------------
 8/31/2006                                10,000.00                 10,000.00

 9/30/2006                                10,020.00                 10,083.26

 10/31/2006                               10,690.00                 10,562.05

 11/30/2006                               11,460.00                 11,347.17

 12/31/2006                               11,920.00                 11,858.09

 1/31/2007                                12,110.00                 11,730.41

 2/28/2007                                12,010.00                 11,660.79

 3/31/2007                                12,551.54                 12,125.14

 4/30/2007                                13,393.65                 12,686.50

 5/31/2007                                14,406.20                 13,314.86

 6/30/2007                                14,722.39                 13,939.00

 7/31/2007                                15,247.47                 14,674.47

 8/31/2007                                14,833.46                 14,362.61

 9/30/2007                                16,140.13                 15,948.72

 10/31/2007                               17,825.20                 17,727.33

 11/30/2007                               16,515.72                 16,470.70

 12/31/2007                               16,464.27                 16,528.46

 1/31/2008                                14,853.99                 14,465.81

 2/29/2008                                15,390.75                 15,533.56

 3/31/2008                                14,872.00                 14,711.54

 4/30/2008                                15,837.14                 15,905.44

 5/31/2008                                15,957.78                 16,200.50

 6/30/2008                                14,185.01                 14,584.71

 7/31/2008                                13,941.78                 14,034.57

 8/31/2008                                12,990.95                 12,913.58

 9/30/2008                                10,869.81                 10,653.66

 10/31/2008                                7,733.86                  7,737.99

 11/30/2008                                7,175.86                  7,155.49

 12/31/2008                                7,903.23                  7,713.59

 1/31/2009                                 7,206.22                  7,215.44

 2/28/2009                                 6,677.84                  6,808.41

 3/31/2009                                 7,716.07                  7,786.82

 4/30/2009                                 9,146.65                  9,082.63

 5/31/2009                                10,948.94                 10,634.54

 6/30/2009                                10,848.81                 10,491.29

 7/31/2009                                12,176.54                 11,671.01

 8/31/2009                                12,278.67                 11,629.23

 9/30/2009                                13,355.47                 12,684.82

 10/31/2009                               13,116.17                 12,700.51

 11/30/2009                               13,936.64                 13,246.06

 12/31/2009                               14,529.51                 13,769.17

 1/31/2010                                13,728.67                 13,001.23

 2/28/2010                                13,865.95                 13,046.99

 3/31/2010                                15,118.85                 14,100.31

 4/30/2010                                15,267.64                 14,271.14

 5/31/2010                                13,734.01                 13,015.90

 6/30/2010                                13,819.83                 12,920.22

 7/31/2010                                15,099.23                 13,996.15

 8/31/2010                                14,880.23                 13,724.33

 9/30/2010                                16,647.66                 15,249.51

 10/31/2010                               17,133.89                 15,692.30

 11/30/2010                               16,693.97                 15,278.06

 12/31/2010                               17,931.74                 16,368.29

 1/31/2011                                17,397.19                 15,924.20

 2/28/2011                                17,117.77                 15,775.71

 3/31/2011                                18,077.53                 16,703.22

 4/30/2011                                18,745.72                 17,221.36

 5/31/2011                                18,199.02                 16,769.65

 6/30/2011                                17,928.33                 16,511.67

 7/31/2011                                17,867.39                 16,438.34

 8/31/2011                                16,270.78                 14,969.34

 9/30/2011                                13,485.24                 12,786.89

 10/31/2011                               15,198.63                 14,480.61


                    AVERAGE ANNUAL   ONE    FIVE    FROM
                    TOTAL RETURN     YEAR   YEARS 8/31/2006
                    --------------  ------  ----- ---------
                                    -11.29% 7.29%   8.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 3000(R) Index.................................. 7.90%
         Russell Microcap(R) Index (micro cap stocks)........... 2.11%
         Russell 2000(R) Index (small cap stocks)............... 6.71%
         Russell 1000(R) Index (large cap stocks)............... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 2000(R) Value Index (small cap value stocks)... 3.54% Russell 2000(R) Growth Index (small cap growth stocks). 9.84%
         Russell 1000(R) Value Index(large cap value stocks).... 6.16%
         Russell 1000(R) Growth Index (large cap growth stocks). 9.92%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

   The U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics than the U.S. market as a whole. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,400 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 7.57% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative underperformance as compared to the Index. Dimensional's U.S. core equity strategies exclude REITs, a sector that performed well over the period. This exclusion by the Portfolio also contributed to underperformance relative to the Index.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

   The U.S. Sustainability Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics than the U.S. market as a whole. The Portfolio further adjusts the weights of all eligible companies based on environmental sustainability ratings calculated by a third-party provider. Accordingly, the Portfolio seeks to exclude or decrease the weights of securities of companies that have a relative negative impact on the environment and to increase the weights of securities of companies that have a relative positive impact on the environment. The investment strategy is process driven, emphasizing wide diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,100 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 7.31% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative underperformance as compared to the Index. Dimensional's U.S. core equity strategies exclude REITs, a sector that performed well over the period. This exclusion by the Portfolio also contributed to underperformance relative to the Index.

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    -3.70%
                 MSCI World ex USA Small Cap Index.    -2.01%
                 MSCI World ex USA Value Index.....    -4.74%
                 MSCI World ex USA Growth Index....    -2.73%
--------
   The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP      RETURN    RETURN
  ---------------------------------------------------     -------- -----------
  United Kingdom.........................................    1.14%     2.10%
  Japan..................................................   -5.45%    -2.33%
  Canada.................................................   -2.57%    -0.18%
  France.................................................  -11.83%   -11.52%
  Australia..............................................   -4.39%     3.49%
  Switzerland............................................   -9.66%     2.03%
  Germany................................................   -7.39%    -7.07%
  Spain..................................................  -15.21%   -14.91%
  Sweden.................................................   -7.75%    -4.35%
  Hong Kong..............................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                     LOCAL
                                                    CURRENCY U.S. DOLLAR
        TEN LARGEST EMERGING MARKETS BY MARKET CAP   RETURN    RETURN
        ------------------------------------------  -------- -----------
        China......................................  -15.62%   -15.76%
        Brazil.....................................  -12.71%   -12.57%
        South Korea................................    4.63%     6.24%
        Taiwan.....................................   -5.30%    -3.07%
        South Africa...............................   10.15%    -2.95%
        India......................................  -12.30%   -19.99%
        Russia.....................................   -1.24%     0.22%
        Mexico.....................................    5.26%    -1.38%
        Malaysia...................................    2.08%     3.53%
        Indonesia..................................    3.92%     4.92%
--------
Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

   The International Sustainability Core 1 Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and stocks with deeper value characteristics. The Portfolio further adjusts the weights of all eligible companies based on environmental sustainability ratings calculated by a third-party provider. Accordingly, the Portfolio seeks to exclude or decrease the weights of securities of companies that have a relative negative impact on the environment and to increase the weights of securities of companies that have a relative positive impact on the environment. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to developed country stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,250 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -5.41% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance as compared to the Index. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

   The International Value ex Tobacco Portfolio seeks to capture the returns of international large company value stocks while excluding tobacco companies. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2011, the Portfolio held approximately 375 securities in 23 developed countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ending October 31, 2011, total returns were -8.37% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's larger allocation than the Index to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks than the Index, which outperformed, was the primary contributor to its relative underperformance as compared to the Index. An additional component of the Portfolio's relative performance was due to differences in valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

   The Emerging Markets Social Core Equity Portfolio seeks to capture the returns of a broad universe of emerging markets stocks, with increased exposure to smaller company stocks and those stocks with deeper value characteristics. The Portfolio excludes from purchase companies that do not pass the social screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to stocks in selected emerging market countries, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,300 securities in 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets. The Portfolio's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -11.29% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. In general, emerging markets large cap stocks outperformed emerging markets mid cap and small cap stocks over the period. The Portfolio's higher allocation than the Index to small cap stocks and its lower allocation to large cap stocks had a negative impact on the Portfolio's relative performance as compared to the Index. The Portfolio's higher allocation to deep value stocks than the Index, which significantly underperformed, and its lower allocation to growth stocks than the Index, which outperformed, had a negative impact on the Portfolio's relative performance as compared to the Index. To a lesser extent, an additional component of the Portfolio's performance was due to differences in valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
Actual Fund Return..................... $1,000.00 $  880.08    0.39%    $1.85
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.24    0.39%    $1.99

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
Actual Fund Return..................... $1,000.00 $  899.54    0.37%    $1.77
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.34    0.37%    $1.89

INTERNATIONAL SUSTAINABILITY CORE 1
  PORTFOLIO
Actual Fund Return..................... $1,000.00 $  825.06    0.57%    $2.62
Hypothetical 5% Annual Return.......... $1,000.00 $1,022.33    0.57%    $2.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
DFA INTERNATIONAL VALUE EX TOBACCO
  PORTFOLIO
Actual Fund Return..................... $1,000.00 $  803.17    0.60%    $2.73
Hypothetical 5% Annual Return.......... $1,000.00 $1,022.18    0.60%    $3.06

EMERGING MARKETS SOCIAL CORE EQUITY
  PORTFOLIO
Actual Fund Return..................... $1,000.00 $  810.78    0.75%    $3.42
Hypothetical 5% Annual Return.......... $1,000.00 $1,021.42    0.75%    $3.82
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                       Consumer Discretionary.....  15.3%
                       Consumer Staples...........   5.6%
                       Energy.....................  14.0%
                       Financials.................  20.2%
                       Health Care................   3.8%
                       Industrials................  12.5%
                       Information Technology.....  15.3%
                       Materials..................   5.9%
                       Other......................    --
                       Telecommunication Services.   4.3%
                       Utilities..................   3.1%
                                                   -----
                                                   100.0%

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                       Consumer Discretionary.....  11.9%
                       Consumer Staples...........   5.5%
                       Energy.....................  15.9%
                       Financials.................  26.4%
                       Health Care................   2.5%
                       Industrials................   9.5%
                       Information Technology.....   3.5%
                       Materials..................  11.5%
                       Telecommunication Services.   9.2%
                       Utilities..................   4.1%
                                                   -----
                                                   100.0%

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                       Consumer Discretionary.....  13.5%
                       Consumer Staples...........   8.2%
                       Energy.....................  13.1%
                       Financials.................  13.0%
                       Health Care................  10.8%
                       Industrials................  13.6%
                       Information Technology.....  15.5%
                       Materials..................   5.5%
                       Other......................    --
                       Telecommunication Services.   2.9%
                       Utilities..................   3.9%
                                                   -----
                                                   100.0%

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                       Consumer Discretionary.....   9.7%
                       Consumer Staples...........   7.1%
                       Energy.....................  10.7%
                       Financials.................  24.9%
                       Health Care................   0.1%
                       Industrials................  10.5%
                       Information Technology.....  11.3%
                       Materials..................  16.3%
                       Other......................    --
                       Telecommunication Services.   5.5%
                       Utilities..................   3.9%
                                                   -----
                                                   100.0%

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                       Consumer Discretionary.....  12.3%
                       Consumer Staples...........   8.5%
                       Energy.....................   9.9%
                       Financials.................  19.9%
                       Health Care................   6.6%
                       Industrials................  15.8%
                       Information Technology.....   5.8%
                       Materials..................  13.0%
                       Telecommunication Services.   4.4%
                       Utilities..................   3.8%
                                                   -----
                                                   100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
  COMMON STOCKS -- (86.2%)
  Consumer Discretionary -- (13.1%)
   #*Amazon.com, Inc.....................   2,000 $   427,020       0.2%
     Comcast Corp. Class A...............  38,037     891,968       0.5%
     Lowe's Cos., Inc....................  25,713     540,487       0.3%
    #News Corp. Class A..................  36,069     631,929       0.3%
     Time Warner Cable, Inc..............   7,628     485,827       0.3%
     Time Warner, Inc....................  22,700     794,273       0.4%
     V.F. Corp...........................   3,502     484,046       0.2%
     Walt Disney Co. (The)...............  36,326   1,267,051       0.7%
     Other Securities....................          23,290,552      12.3%
                                                  -----------      ----
  Total Consumer Discretionary...........          28,813,153      15.2%
                                                  -----------      ----
  Consumer Staples -- (4.8%)
     CVS Caremark Corp...................  28,000   1,016,400       0.5%
     Kraft Foods, Inc. Class A...........  30,452   1,071,301       0.6%
     Procter & Gamble Co. (The)..........  17,607   1,126,672       0.6%
     Other Securities....................           7,341,576       3.9%
                                                  -----------      ----
  Total Consumer Staples.................          10,555,949       5.6%
                                                  -----------      ----
  Energy -- (12.1%)
     Anadarko Petroleum Corp.............   8,812     691,742       0.4%
     Apache Corp.........................   8,343     831,213       0.4%
     Baker Hughes, Inc...................   6,900     400,131       0.2%
     Chevron Corp........................  39,387   4,137,604       2.2%
     ConocoPhillips......................  27,332   1,903,674       1.0%
     Devon Energy Corp...................   8,680     563,766       0.3%
     EOG Resources, Inc..................   5,371     480,329       0.3%
     Exxon Mobil Corp....................  35,992   2,810,615       1.5%
     National Oilwell Varco, Inc.........   8,651     617,076       0.3%
     Occidental Petroleum Corp...........   7,550     701,697       0.4%
     Other Securities....................          13,321,527       7.0%
                                                  -----------      ----
  Total Energy...........................          26,459,374      14.0%
                                                  -----------      ----
  Financials -- (17.4%)
     ACE, Ltd............................   6,200     447,330       0.2%
     Bank of America Corp................ 171,199   1,169,289       0.6%
     Bank of New York Mellon Corp. (The).  22,400     476,672       0.3%
    *Berkshire Hathaway, Inc.............   5,500     428,230       0.2%
     Goldman Sachs Group, Inc. (The).....   6,246     684,249       0.4%
     JPMorgan Chase & Co.................  70,982   2,467,334       1.3%
     PNC Financial Services Group, Inc...  10,037     539,087       0.3%
    *Prudential Financial, Inc...........  10,020     543,084       0.3%
     Travelers Cos., Inc. (The)..........   8,000     466,800       0.2%
     U.S. Bancorp........................  29,839     763,580       0.4%
     Wells Fargo & Co....................  91,152   2,361,748       1.3%
     Other Securities....................          27,852,784      14.7%
                                                  -----------      ----
  Total Financials.......................          38,200,187      20.2%
                                                  -----------      ----
  Health Care -- (3.3%)
     Other Securities....................           7,244,714       3.8%
                                                  -----------      ----
  Industrials -- (10.8%)
     CSX Corp............................  21,400     475,294       0.3%
     FedEx Corp..........................   5,222     427,316       0.2%
     Norfolk Southern Corp...............   7,000     517,930       0.3%
     Tyco International, Ltd.............   9,400     428,170       0.2%
     Union Pacific Corp..................   9,554     951,292       0.5%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                   SHARES       VALUE+    OF NET ASSETS**
                                                                                 ----------- ------------ ---------------
Industrials -- (Continued)
   Other Securities.............................................................             $ 20,868,515       11.0%
                                                                                             ------------      -----
Total Industrials...............................................................               23,668,517       12.5%
                                                                                             ------------      -----
Information Technology -- (13.2%)
  *Apple, Inc...................................................................       3,687    1,492,424        0.8%
   Cisco Sytems, Inc............................................................      29,790      552,009        0.3%
  *Google, Inc..................................................................         862      510,856        0.3%
   Hewlett-Packard Co...........................................................      17,500      465,675        0.2%
  #Intel Corp...................................................................      45,700    1,121,478        0.6%
   International Business Machines Corp.........................................       4,100      756,983        0.4%
   Microsoft Corp...............................................................      19,016      506,396        0.3%
   Oracle Corp..................................................................      19,757      647,437        0.3%
  #Visa, Inc....................................................................      10,550      983,893        0.5%
   Other Securities.............................................................               21,898,608       11.6%
                                                                                             ------------      -----
Total Information Technology....................................................               28,935,759       15.3%
                                                                                             ------------      -----
Materials -- (5.1%)
   Dow Chemical Co. (The).......................................................      16,159      450,513        0.3%
   Other Securities.............................................................               10,648,416        5.6%
                                                                                             ------------      -----
Total Materials.................................................................               11,098,929        5.9%
                                                                                             ------------      -----
Other -- (0.0%)
   Other Securities.............................................................                       --        0.0%
                                                                                             ------------      -----
Telecommunication Services -- (3.7%)
   AT&T, Inc....................................................................     124,404    3,646,281        2.0%
   CenturyLink, Inc.............................................................      11,330      399,496        0.2%
   Verizon Communications, Inc..................................................      60,896    2,251,934        1.2%
   Other Securities.............................................................                1,731,220        0.9%
                                                                                             ------------      -----
Total Telecommunication Services................................................                8,028,931        4.3%
                                                                                             ------------      -----
Utilities -- (2.7%)
   Other Securities.............................................................                5,889,280        3.1%
                                                                                             ------------      -----
TOTAL COMMON STOCKS.............................................................              188,894,793       99.9%
                                                                                             ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........     935,030      935,030        0.5%
                                                                                             ------------      -----

                                                                                   SHARES/
                                                                                    FACE
                                                                                   AMOUNT
                                                                                 -----------
                                                                                    (000)
SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@DFA Short Term Investment Fund..............................................  29,329,887   29,329,887       15.5%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $8,299 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from
     4.000% to 5.000%, maturities ranging from 06/01/26 to 06/01/41, valued at
     $8,329) to be repurchased at $8,057........................................ $         8        8,057        0.0%
                                                                                             ------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................               29,337,944       15.5%
                                                                                             ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $206,008,132)...........................................................             $219,167,767      115.9%
                                                                                             ============      =====

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                 ---------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
     Consumer Discretionary..... $ 28,813,153          --   --    $ 28,813,153
     Consumer Staples...........   10,555,949          --   --      10,555,949
     Energy.....................   26,459,374          --   --      26,459,374
     Financials.................   38,196,938 $     3,249   --      38,200,187
     Health Care................    7,244,714          --   --       7,244,714
     Industrials................   23,668,517          --   --      23,668,517
     Information Technology.....   28,935,759          --   --      28,935,759
     Materials..................   11,098,929          --   --      11,098,929
     Other......................           --          --   --              --
     Telecommunication Services.    8,028,931          --   --       8,028,931
     Utilities..................    5,889,280          --   --       5,889,280
  Temporary Cash Investments....      935,030          --   --         935,030
  Securities Lending Collateral.           --  29,337,944   --      29,337,944
                                 ------------ -----------   --    ------------
  TOTAL......................... $189,826,574 $29,341,193   --    $219,167,767
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
   COMMON STOCKS -- (88.6%)
   Consumer Discretionary -- (12.0%)
    #*Amazon.com, Inc...................   2,100 $   448,371       0.3%
      Comcast Corp. Class A.............  22,649     531,119       0.3%
      Home Depot, Inc...................  12,800     458,240       0.3%
      News Corp. Class A................  26,724     468,204       0.3%
      NIKE, Inc. Class B................   4,786     461,131       0.3%
      Time Warner, Inc..................  19,906     696,511       0.5%
      Walt Disney Co. (The).............  25,114     875,976       0.6%
      Other Securities..................          16,106,842      10.9%
                                                 -----------      ----
   Total Consumer Discretionary.........          20,046,394      13.5%
                                                 -----------      ----
   Consumer Staples -- (7.3%)
      Coca-Cola Co. (The)...............  15,900   1,086,288       0.7%
      Colgate-Palmolive Co..............   5,374     485,648       0.3%
      CVS Caremark Corp.................  23,697     860,201       0.6%
      Kraft Foods, Inc. Class A.........  20,857     733,749       0.5%
      PepsiCo, Inc......................  13,991     880,733       0.6%
      Philip Morris International, Inc..   8,500     593,895       0.4%
      Procter & Gamble Co. (The)........  22,581   1,444,958       1.0%
      Wal-Mart Stores, Inc..............  21,704   1,231,051       0.8%
      Other Securities..................           4,813,666       3.3%
                                                 -----------      ----
   Total Consumer Staples...............          12,130,189       8.2%
                                                 -----------      ----
   Energy -- (11.6%)
     #Apache Corp.......................   4,107     409,180       0.3%
      Chevron Corp......................  20,988   2,204,789       1.5%
      ConocoPhillips....................   8,000     557,200       0.4%
      Exxon Mobil Corp..................  33,854   2,643,659       1.8%
      Occidental Petroleum Corp.........   5,829     541,747       0.3%
      Schlumberger, Ltd.................  16,550   1,215,928       0.8%
      Other Securities..................          11,829,226       8.0%
                                                 -----------      ----
   Total Energy.........................          19,401,729      13.1%
                                                 -----------      ----
   Financials -- (11.5%)
      American Express Co...............   8,200     415,084       0.3%
      Bank of America Corp.............. 106,491     727,334       0.5%
      Citigroup, Inc....................  29,860     943,277       0.6%
      Goldman Sachs Group, Inc. (The)...   5,282     578,643       0.4%
      JPMorgan Chase & Co...............  51,554   1,792,017       1.2%
      Wells Fargo & Co..................  88,785   2,300,419       1.6%
      Other Securities..................          12,489,662       8.4%
                                                 -----------      ----
   Total Financials.....................          19,246,436      13.0%
                                                 -----------      ----
   Health Care -- (9.6%)
      Abbott Laboratories...............  11,400     614,118       0.4%
      Bristol-Myers Squibb Co...........  17,431     550,645       0.4%
      Johnson & Johnson.................  23,875   1,537,311       1.1%
      Medtronic, Inc....................  11,695     406,284       0.3%
      Merck & Co., Inc..................  39,796   1,372,962       0.9%
      Pfizer, Inc.......................  63,534   1,223,665       0.8%
      UnitedHealth Group, Inc...........  16,000     767,840       0.5%
      Other Securities..................           9,514,725       6.4%
                                                 -----------      ----
   Total Health Care....................          15,987,550      10.8%
                                                 -----------      ----
   Industrials -- (12.0%)
      Caterpillar, Inc..................   5,600     528,976       0.4%
      General Electric Co............... 135,409   2,262,684       1.5%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES       VALUE+    OF NET ASSETS**
                                       ----------- ------------ ---------------
 Industrials -- (Continued)
    United Technologies Corp..........       8,000 $    623,840        0.4%
    Other Securities..................               16,681,613       11.3%
                                                   ------------      -----
 Total Industrials....................               20,097,113       13.6%
                                                   ------------      -----
 Information Technology -- (13.7%)
    Accenture P.L.C. Class A..........       7,811      470,691        0.3%
   *Apple, Inc........................       9,440    3,821,123        2.6%
    Cisco Sytems, Inc.................      65,591    1,215,401        0.8%
   *EMC Corp..........................      17,046      417,797        0.3%
   *Google, Inc.......................       1,413      837,400        0.6%
    Hewlett-Packard Co................      22,700      604,047        0.4%
   #Intel Corp........................      41,746    1,024,447        0.7%
    International Business Machines
      Corp............................       7,250    1,338,568        0.9%
    Microsoft Corp....................      67,830    1,806,313        1.2%
    Oracle Corp.......................      31,407    1,029,207        0.7%
    QUALCOMM, Inc.....................      13,544      698,870        0.5%
    Other Securities..................                9,638,413        6.5%
                                                   ------------      -----
 Total Information Technology.........               22,902,277       15.5%
                                                   ------------      -----
 Materials -- (4.9%)
    Other Securities..................                8,120,487        5.5%
                                                   ------------      -----
 Other -- (0.0%)
    Other Securities..................                      330        0.0%
                                                   ------------      -----
 Telecommunication Services -- (2.6%)
    AT&T, Inc.........................      53,276    1,561,520        1.0%
    Verizon Communications, Inc.......      43,225    1,598,460        1.1%
    Other Securities..................                1,132,010        0.8%
                                                   ------------      -----
 Total Telecommunication Services.....                4,291,990        2.9%
                                                   ------------      -----
 Utilities -- (3.4%)
    Other Securities..................                5,752,337        3.9%
                                                   ------------      -----
 TOTAL COMMON STOCKS..................              147,976,832      100.0%
                                                   ------------      -----
 RIGHTS/WARRANTS -- (0.0%)
    Other Securities..................                       --        0.0%
                                                   ------------      -----

                                         SHARES/
                                          FACE
                                         AMOUNT
                                       -----------
                                          (000)
 SECURITIES LENDING COLLATERAL -- (11.4%)
 (S)@DFA Short Term Investment Fund...  18,864,851   18,864,851       12.7%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.12%,
      11/01/11 (Collateralized by
      $115,542 FHLMC, rates ranging
      from 4.500% to 6.000%,
      maturities ranging from
      07/01/30 to 10/01/36 & FNMA,
      rates ranging from 4.000% to
      5.000%, maturities ranging from
      06/01/26 to 06/01/41, valued at
      $115,958) to be repurchased at
      $112,177........................ $       112      112,177        0.1%
                                                   ------------      -----
 TOTAL SECURITIES LENDING COLLATERAL..               18,977,028       12.8%
                                                   ------------      -----
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $147,703,565)...............             $166,953,860      112.8%
                                                   ============      =====

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                 ---------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
     Consumer Discretionary..... $ 20,046,394          --   --    $ 20,046,394
     Consumer Staples...........   12,130,189          --   --      12,130,189
     Energy.....................   19,400,961 $       768   --      19,401,729
     Financials.................   19,244,876       1,560   --      19,246,436
     Health Care................   15,987,515          35   --      15,987,550
     Industrials................   20,097,113          --   --      20,097,113
     Information Technology.....   22,902,277          --   --      22,902,277
     Materials..................    8,120,487          --   --       8,120,487
     Other......................           --         330   --             330
     Telecommunication Services.    4,291,990          --   --       4,291,990
     Utilities..................    5,752,337          --   --       5,752,337
  Rights/Warrants...............           --          --   --              --
  Securities Lending Collateral.           --  18,977,028   --      18,977,028
                                 ------------ -----------   --    ------------
  TOTAL......................... $147,974,139 $18,979,721   --    $166,953,860
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
 COMMON STOCKS -- (90.1%)
 AUSTRALIA -- (6.8%)
   #BHP Billiton, Ltd. Sponsored ADR........  8,493 $   663,133       0.6%
   #Commonwealth Bank of Australia NL.......  7,124     365,959       0.3%
    National Australia Bank, Ltd............ 21,518     574,731       0.5%
   #Origin Energy, Ltd...................... 30,635     461,650       0.4%
   #Westpac Banking Corp. Sponsored ADR.....  2,692     313,483       0.3%
    Other Securities........................          6,363,578       5.4%
                                                    -----------      ----
 TOTAL AUSTRALIA............................          8,742,534       7.5%
                                                    -----------      ----
 AUSTRIA -- (0.4%)
    Other Securities........................            496,649       0.4%
                                                    -----------      ----
 BELGIUM -- (1.0%)
    Other Securities........................          1,324,996       1.1%
                                                    -----------      ----
 CANADA -- (10.2%)
   #Bank of Montreal........................  5,850     345,630       0.3%
    Bank of Nova Scotia.....................  7,575     399,212       0.3%
   #Barrick Gold Corp.......................  6,839     337,645       0.3%
   *Canadian National Resources, Ltd........  9,714     342,658       0.3%
   #Royal Bank of Canada.................... 12,327     601,293       0.5%
    Suncor Energy, Inc...................... 16,375     521,601       0.5%
   #Toronto Dominion Bank...................  8,220     620,407       0.5%
    TransCanada Corp........................  7,500     318,811       0.3%
    Other Securities........................          9,579,897       8.2%
                                                    -----------      ----
 TOTAL CANADA...............................         13,067,154      11.2%
                                                    -----------      ----
 DENMARK -- (0.7%)
    Other Securities........................            896,284       0.8%
                                                    -----------      ----
 FINLAND -- (1.3%)
    Other Securities........................          1,684,313       1.5%
                                                    -----------      ----
 FRANCE -- (6.7%)
    BNP Paribas SA..........................  8,737     390,150       0.3%
    Danone SA...............................  4,824     334,414       0.3%
    Total SA................................  7,373     384,703       0.3%
    Total SA Sponsored ADR..................  6,225     325,568       0.3%
    Vivendi SA.............................. 14,792     330,548       0.3%
    Other Securities........................          6,782,553       5.8%
                                                    -----------      ----
 TOTAL FRANCE...............................          8,547,936       7.3%
                                                    -----------      ----
 GERMANY -- (4.8%)
    Allianz SE..............................  3,942     438,595       0.4%
   #Siemens AG Sponsored ADR................  4,237     444,758       0.4%
    Other Securities........................          5,280,885       4.5%
                                                    -----------      ----
 TOTAL GERMANY..............................          6,164,238       5.3%
                                                    -----------      ----
 GREECE -- (0.2%)
    Other Securities........................            315,969       0.3%
                                                    -----------      ----
 HONG KONG -- (1.1%)
    Other Securities........................          1,370,404       1.2%
                                                    -----------      ----
 IRELAND -- (0.4%)
    Other Securities........................            466,938       0.4%
                                                    -----------      ----
 ISRAEL -- (0.3%)
    Other Securities........................            421,099       0.4%
                                                    -----------      ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
ITALY -- (1.9%)
   Other Securities.........................        $ 2,475,689       2.1%
                                                    -----------      ----
JAPAN -- (19.9%)
   Canon, Inc. Sponsored ADR................  8,300     378,065       0.3%
  #Honda Motor Co., Ltd..................... 10,300     308,009       0.2%
  #Sony Corp. Sponsored ADR................. 15,527     325,601       0.3%
   Toyota Motor Corp. Sponsored ADR......... 11,795     786,844       0.7%
   Other Securities.........................         23,738,184      20.4%
                                                    -----------      ----
TOTAL JAPAN.................................         25,536,703      21.9%
                                                    -----------      ----
NETHERLANDS -- (2.3%)
  *ING Groep NV Sponsored ADR............... 56,475     487,944       0.4%
   Unilever NV..............................  9,065     312,957       0.3%
   Other Securities.........................          2,140,486       1.8%
                                                    -----------      ----
TOTAL NETHERLANDS...........................          2,941,387       2.5%
                                                    -----------      ----
NEW ZEALAND -- (0.2%)
   Other Securities.........................            223,988       0.2%
                                                    -----------      ----
NORWAY -- (0.7%)
   Other Securities.........................            873,968       0.8%
                                                    -----------      ----
PORTUGAL -- (0.3%)
   Other Securities.........................            394,471       0.3%
                                                    -----------      ----
SINGAPORE -- (0.7%)
   Other Securities.........................            932,090       0.8%
                                                    -----------      ----
SPAIN -- (2.3%)
   Banco Santander SA Sponsored ADR......... 36,513     312,551       0.3%
  #Telefonica SA Sponsored ADR.............. 16,563     353,951       0.3%
   Other Securities.........................          2,231,623       1.9%
                                                    -----------      ----
TOTAL SPAIN.................................          2,898,125       2.5%
                                                    -----------      ----
SWEDEN -- (3.0%)
   Other Securities.........................          3,816,833       3.3%
                                                    -----------      ----
SWITZERLAND -- (5.7%)
   Holcim, Ltd..............................  5,147     325,939       0.3%
   Nestle SA................................ 14,347     829,797       0.7%
   Novartis AG ADR.......................... 23,856   1,347,148       1.2%
   Roche Holding AG Genusschein.............  3,598     590,322       0.5%
  *Swiss Re, Ltd............................  7,280     397,477       0.3%
   Other Securities.........................          3,876,570       3.3%
                                                    -----------      ----
TOTAL SWITZERLAND...........................          7,367,253       6.3%
                                                    -----------      ----
UNITED KINGDOM -- (19.2%)
   Anglo American P.L.C..................... 10,705     392,450       0.3%
  #AstraZeneca P.L.C. Sponsored ADR.........  8,400     402,444       0.3%
   BG Group P.L.C........................... 25,462     552,118       0.5%
   British American Tobacco P.L.C...........  7,553     346,307       0.3%
   British American Tobacco P.L.C.
     Sponsored ADR..........................  3,278     302,396       0.3%
   Diageo P.L.C. Sponsored ADR..............  5,000     414,400       0.4%
   GlaxoSmithKline P.L.C. Sponsored ADR..... 20,926     937,276       0.8%
   HSBC Holdings P.L.C. Sponsored ADR....... 42,799   1,868,604       1.6%
   Imperial Tobacco Group P.L.C............. 12,894     469,688       0.4%
   Pearson P.L.C. Sponsored ADR............. 16,504     303,674       0.3%
   Rio Tinto P.L.C. Sponsored ADR........... 11,530     623,312       0.5%
  *Rolls-Royce Holdings P.L.C............... 33,307     374,919       0.3%
   Royal Dutch Shell P.L.C. ADR............. 20,416   1,465,869       1.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
UNITED KINGDOM -- (Continued)
   Standard Chartered P.L.C............     27,011 $    630,283        0.5%
   Tesco P.L.C.........................     58,026      374,117        0.3%
   Vodafone Group P.L.C................    202,477      562,214        0.5%
   Vodafone Group P.L.C. Sponsored ADR.     41,056    1,142,999        1.0%
   Other Securities....................              13,420,437       11.5%
                                                   ------------      -----
TOTAL UNITED KINGDOM...................              24,583,507       21.1%
                                                   ------------      -----
TOTAL COMMON STOCKS....................             115,542,528       99.2%
                                                   ------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Other Securities....................                 124,142        0.1%
                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities....................                      52        0.0%
                                                   ------------      -----
CANADA -- (0.0%)
   Other Securities....................                      33        0.0%
                                                   ------------      -----
HONG KONG -- (0.0%)
   Other Securities....................                   4,944        0.0%
                                                   ------------      -----
ITALY -- (0.0%)
   Other Securities....................                   5,213        0.0%
                                                   ------------      -----
NORWAY -- (0.0%)
   Other Securities....................                      --        0.0%
                                                   ------------      -----
TOTAL RIGHTS/WARRANTS..................                  10,242        0.0%
                                                   ------------      -----

                                         SHARES/
                                          FACE
                                         AMOUNT      VALUE+
                                        ---------- ------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@DFA Short Term Investment Fund.....  9,732,517    9,732,517        8.4%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by FNMA
     3.500%, 11/01/31, valued at
     $2,903,463) to be repurchased at
     $2,846,541........................ $    2,847    2,846,532        2.4%
                                                   ------------      -----
TOTAL SECURITIES LENDING COLLATERAL....              12,579,049       10.8%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)..........
   (Cost $131,418,038).................            $128,255,961      110.1%
                                                   ============      =====

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                 --------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ----------- ----------- ------- ------------
  Common Stocks
     Australia.................. $ 1,116,710 $ 7,625,824   --    $  8,742,534
     Austria....................         709     495,940   --         496,649
     Belgium....................     370,878     954,118   --       1,324,996
     Canada.....................  13,059,316       7,838   --      13,067,154
     Denmark....................     244,703     651,581   --         896,284
     Finland....................     203,441   1,480,872   --       1,684,313
     France.....................     691,897   7,856,039   --       8,547,936
     Germany....................   1,126,575   5,037,663   --       6,164,238
     Greece.....................      16,240     299,729   --         315,969
     Hong Kong..................          --   1,370,404   --       1,370,404
     Ireland....................     143,260     323,678   --         466,938
     Israel.....................      49,796     371,303   --         421,099
     Italy......................     176,195   2,299,494   --       2,475,689
     Japan......................   2,994,701  22,542,002   --      25,536,703
     Netherlands................     916,002   2,025,385   --       2,941,387
     New Zealand................      45,056     178,932   --         223,988
     Norway.....................     101,720     772,248   --         873,968
     Portugal...................      15,818     378,653   --         394,471
     Singapore..................          --     932,090   --         932,090
     Spain......................   1,039,655   1,858,470   --       2,898,125
     Sweden.....................     232,329   3,584,504   --       3,816,833
     Switzerland................   1,975,443   5,391,810   --       7,367,253
     United Kingdom.............   9,092,858  15,490,649   --      24,583,507
  Preferred Stocks
     Germany....................          --     124,142   --         124,142
  Rights/Warrants
     Belgium....................           5          47   --              52
     Canada.....................          33          --   --              33
     Hong Kong..................          --       4,944   --           4,944
     Italy......................       5,213          --   --           5,213
     Norway.....................          --          --   --              --
  Securities Lending Collateral.          --  12,579,049   --      12,579,049
                                 ----------- -----------   --    ------------
  TOTAL......................... $33,618,553 $94,637,408   --    $128,255,961
                                 =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (5.1%)
  #Origin Energy, Ltd........................ 20,062 $  302,322       0.6%
   Wesfarmers, Ltd........................... 26,986    915,593       1.7%
   Other Securities..........................         1,709,598       3.2%
                                                     ----------      ----
TOTAL AUSTRALIA..............................         2,927,513       5.5%
                                                     ----------      ----
AUSTRIA -- (0.2%)
   Other Securities..........................           104,795       0.2%
                                                     ----------      ----
BELGIUM -- (0.9%)
   Other Securities..........................           536,456       1.0%
                                                     ----------      ----
CANADA -- (11.9%)
  *Canadian National Resources, Ltd.......... 11,752    414,548       0.8%
  #Encana Corp............................... 14,690    318,633       0.6%
  #Manulife Financial Corp................... 27,032    356,901       0.7%
  #Sun Life Financial, Inc................... 14,250    359,699       0.7%
   Suncor Energy, Inc........................ 24,500    780,411       1.5%
   Teck Resources, Ltd. Class B..............  9,689    388,435       0.7%
  #Thomson Reuters Corp...................... 10,478    310,004       0.6%
   TransCanada Corp.......................... 19,468    827,549       1.6%
   Yamana Gold, Inc.......................... 22,000    328,427       0.6%
   Other Securities..........................         2,779,663       5.2%
                                                     ----------      ----
TOTAL CANADA.................................         6,864,270      13.0%
                                                     ----------      ----
DENMARK -- (1.1%)
   Other Securities..........................           659,609       1.2%
                                                     ----------      ----
FINLAND -- (0.6%)
   Other Securities..........................           327,593       0.6%
                                                     ----------      ----
FRANCE -- (9.1%)
   AXA SA Sponsored ADR...................... 37,500    605,625       1.1%
   Cie de Saint-Gobain SA....................  8,320    384,530       0.7%
   GDF Suez SA............................... 28,696    808,444       1.5%
   Sanofi SA ADR.............................  9,889    353,532       0.7%
   Societe Generale SA....................... 13,106    375,248       0.7%
   Vivendi SA................................ 32,112    717,588       1.4%
   Other Securities..........................         2,040,439       3.9%
                                                     ----------      ----
TOTAL FRANCE.................................         5,285,406      10.0%
                                                     ----------      ----
GERMANY -- (8.0%)
   Allianz SE................................  4,092    455,285       0.9%
   Bayerische Motoren Werke AG...............  4,874    395,935       0.7%
   Daimler AG................................ 13,346    677,831       1.3%
  #Deutsche Bank AG.......................... 13,617    563,880       1.1%
   Deutsche Telekom AG....................... 65,866    836,771       1.6%
   E.ON AG................................... 24,133    581,967       1.1%
   Munchener Rueckversicherungs-Gesellschaft
     AG......................................  2,720    364,261       0.7%
   Other Securities..........................           717,220       1.3%
                                                     ----------      ----
TOTAL GERMANY................................         4,593,150       8.7%
                                                     ----------      ----
GREECE -- (0.1%)
   Other Securities..........................            55,377       0.1%
                                                     ----------      ----
HONG KONG -- (1.0%)
   Other Securities..........................           570,581       1.1%
                                                     ----------      ----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                    SHARES        VALUE++       OF NET ASSETS**
                                    -------     -----------     ---------------
IRELAND -- (0.1%)
   Other Securities................             $    67,548           0.1%
                                                -----------          ----
ISRAEL -- (0.3%)
   Other Securities................                 189,330           0.4%
                                                -----------          ----
ITALY -- (1.3%)
   Telecom Italia SpA.............. 223,102         277,601           0.5%
   UniCredit SpA................... 259,032         300,577           0.6%
   Other Securities................                 192,109           0.4%
                                                -----------          ----
TOTAL ITALY........................                 770,287           1.5%
                                                -----------          ----
JAPAN -- (20.1%)
   FUJIFILM Holdings Corp..........  13,400         327,954           0.6%
   JX Holdings, Inc................  56,740         330,504           0.6%
   Mitsubishi Heavy Industries,
     Ltd...........................  93,000         378,931           0.7%
   Mitsubishi UFJ Financial Group,
     Inc........................... 331,000       1,438,505           2.7%
   Mitsubishi UFJ Financial Group,
     Inc. ADR......................  74,759         323,706           0.6%
   Panasonic Corp..................  28,300         286,087           0.6%
   Sharp Corp......................  28,086         258,898           0.5%
  #Sony Corp. Sponsored ADR........  22,200         465,534           0.9%
   Sumitomo Corp...................  28,900         357,815           0.7%
   Sumitomo Electric Industries,
     Ltd...........................  25,100         278,295           0.5%
   Other Securities................               7,144,865          13.5%
                                                -----------          ----
TOTAL JAPAN........................              11,591,094          21.9%
                                                -----------          ----
NETHERLANDS -- (2.5%)
   ArcelorMittal NV................  17,581         364,507           0.7%
   Koninklijke Philips Electronics
     NV............................  18,516         385,442           0.7%
   Other Securities................                 685,890           1.3%
                                                -----------          ----
TOTAL NETHERLANDS..................               1,435,839           2.7%
                                                -----------          ----
NEW ZEALAND -- (0.1%)
   Other Securities................                  51,215           0.1%
                                                -----------          ----
NORWAY -- (0.8%)
   Other Securities................                 484,955           0.9%
                                                -----------          ----
PORTUGAL -- (0.0%)
   Other Securities................                  24,858           0.0%
                                                -----------          ----
SINGAPORE -- (1.0%)
   Other Securities................                 569,692           1.1%
                                                -----------          ----
SPAIN -- (1.7%)
   Other Securities................                 982,357           1.9%
                                                -----------          ----
SWEDEN -- (2.2%)
   Telefonaktiebolaget LM Ericsson
     AB Series B...................  38,431         400,587           0.8%
   Other Securities................                 869,691           1.6%
                                                -----------          ----
TOTAL SWEDEN.......................               1,270,278           2.4%
                                                -----------          ----
SWITZERLAND -- (4.5%)
   Holcim, Ltd.....................   7,487         474,122           0.9%
   Novartis AG ADR.................   6,159         347,799           0.7%
  *Swiss Re, Ltd...................  11,082         605,061           1.1%
   Zurich Financial Services AG....   2,259         520,572           1.0%
   Other Securities................                 644,720           1.2%
                                                -----------          ----
TOTAL SWITZERLAND..................               2,592,274           4.9%
                                                -----------          ----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
 UNITED KINGDOM -- (18.2%)
    Barclays P.L.C. Sponsored ADR.......     47,729 $   597,090        1.1%
    BP P.L.C. Sponsored ADR.............     29,061   1,283,915        2.4%
   #Carnival P.L.C. ADR.................      7,600     277,780        0.5%
    Kingfisher P.L.C....................     80,602     333,941        0.7%
    Royal Dutch Shell P.L.C. ADR........     34,437   2,472,577        4.7%
    Vodafone Group P.L.C. Sponsored ADR.     91,287   2,541,430        4.8%
    Xstrata P.L.C.......................     35,899     597,953        1.1%
    Other Securities....................              2,392,508        4.5%
                                                    -----------      -----
 TOTAL UNITED KINGDOM...................             10,497,194       19.8%
                                                    -----------      -----
 TOTAL COMMON STOCKS....................             52,451,671       99.1%
                                                    -----------      -----
 PREFERRED STOCKS -- (0.3%)
 GERMANY -- (0.3%)
    Other Securities....................                183,096        0.3%
                                                    -----------      -----
 RIGHTS/WARRANTS -- (0.0%)
 HONG KONG -- (0.0%)
    Other Securities....................                 12,816        0.0%
                                                    -----------      -----

                                          SHARES/
                                           FACE
                                          AMOUNT      VALUE+
                                         ---------- -----------
                                           (000)
 SECURITIES LENDING COLLATERAL -- (8.9%)
 (S)@DFA Short Term Investment Fund.....  2,366,496   2,366,496        4.5%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by FNMA
      3.500%, 11/01/31, valued at
      $2,849,266) to be repurchased at
      $2,793,407........................ $    2,793   2,793,398        5.3%
                                                    -----------      -----
 TOTAL SECURITIES LENDING COLLATERAL....              5,159,894        9.8%
                                                    -----------      -----
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $65,113,629)..................            $57,807,477      109.2%
                                                    ===========      =====

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                  -------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
   Common Stocks
      Australia.................. $    50,160 $ 2,877,353   --    $ 2,927,513
      Austria....................          --     104,795   --        104,795
      Belgium....................          --     536,456   --        536,456
      Canada.....................   6,864,270          --   --      6,864,270
      Denmark....................          --     659,609   --        659,609
      Finland....................          --     327,593   --        327,593
      France.....................     959,157   4,326,249   --      5,285,406
      Germany....................     563,880   4,029,270   --      4,593,150
      Greece.....................          --      55,377   --         55,377
      Hong Kong..................          --     570,581   --        570,581
      Ireland....................      32,457      35,091   --         67,548
      Israel.....................      29,824     159,506   --        189,330
      Italy......................          --     770,287   --        770,287
      Japan......................   1,068,301  10,522,793   --     11,591,094
      Netherlands................     128,526   1,307,313   --      1,435,839
      New Zealand................          --      51,215   --         51,215
      Norway.....................          --     484,955   --        484,955
      Portugal...................          --      24,858   --         24,858
      Singapore..................          --     569,692   --        569,692
      Spain......................      85,683     896,674   --        982,357
      Sweden.....................          --   1,270,278   --      1,270,278
      Switzerland................     365,181   2,227,093   --      2,592,274
      United Kingdom.............   7,562,970   2,934,224   --     10,497,194
   Preferred Stocks
      Germany....................          --     183,096   --        183,096
   Rights/Warrants
      Hong Kong..................          --      12,816   --         12,816
   Securities Lending Collateral.          --   5,159,894   --      5,159,894
                                  ----------- -----------   --    -----------
   TOTAL......................... $17,710,409 $40,097,068   --    $57,807,477
                                  =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                   SHARES         VALUE++       OF NET ASSETS**
                                  ---------     -----------     ---------------
 COMMON STOCKS -- (86.0%)
 BRAZIL -- (7.5%)
    Banco Bradesco SA............    84,077     $ 1,226,740           0.3%
    Banco do Brasil SA...........    78,820       1,202,833           0.3%
    BM&F Bovespa SA..............   313,725       1,887,631           0.4%
    BRF - Brasil Foods SA........    77,500       1,609,270           0.4%
    Petroleo Brasileiro SA ADR...   180,797       4,883,327           1.1%
    Vale SA Sponsored ADR........   101,100       2,568,951           0.6%
    Other Securities.............                21,948,205           5.0%
                                                -----------          ----
 TOTAL BRAZIL....................                35,326,957           8.1%
                                                -----------          ----
 CHILE -- (1.9%)
    Other Securities.............                 8,889,641           2.0%
                                                -----------          ----
 CHINA -- (13.1%)
    Bank of China, Ltd. Series H. 7,228,356       2,572,636           0.6%
    China Construction Bank
      Corp. Series H............. 5,001,990       3,675,138           0.8%
   #China Life Insurance Co.,
     Ltd. ADR....................    32,281       1,250,889         0.3%
   #China Mobile, Ltd. Sponsored
     ADR.........................   119,785       5,696,975         1.3%
    China Shenhua Energy Co.,
      Ltd. Series H..............   286,384       1,310,147           0.3%
    China Unicom Hong Kong, Ltd.
      ADR........................    77,255       1,553,598           0.4%
   #CNOOC, Ltd. ADR..............    10,720       2,021,899         0.5%
    Industrial & Commercial Bank
      of China, Ltd. Series H.... 6,320,017       3,938,629           0.9%
   #Tencent Holdings, Ltd........    48,400       1,113,873         0.2%
    Other Securities.............                38,299,140           8.8%
                                                -----------          ----
 TOTAL CHINA.....................                61,432,924          14.1%
                                                -----------          ----
 COLOMBIA -- (0.3%)
    Other Securities.............                 1,287,625           0.3%
                                                -----------          ----
 CZECH REPUBLIC -- (0.4%)
    Other Securities.............                 1,735,400           0.4%
                                                -----------          ----
 EGYPT -- (0.1%)
    Other Securities.............                   432,467           0.1%
                                                -----------          ----
 HUNGARY -- (0.3%)
    Other Securities.............                 1,220,221           0.3%
                                                -----------          ----
 INDIA -- (8.3%)
    ICICI Bank, Ltd. Sponsored
      ADR........................    58,937       2,190,099           0.5%
    Infosys, Ltd.................    25,634       1,498,374           0.3%
    Reliance Industries, Ltd.....    78,773       1,410,609           0.3%
    Other Securities.............                33,838,406           7.8%
                                                -----------          ----
 TOTAL INDIA.....................                38,937,488           8.9%
                                                -----------          ----
 INDONESIA -- (3.2%)
    Other Securities.............                15,194,167           3.5%
                                                -----------          ----
 ISRAEL -- (0.0%)
    Other Securities.............                    47,699           0.0%
                                                -----------          ----
 MALAYSIA -- (3.5%)
    CIMB Group Holdings Berhad...   438,100       1,075,367           0.2%
    Other Securities.............                15,258,907           3.5%
                                                -----------          ----
 TOTAL MALAYSIA..................                16,334,274           3.7%
                                                -----------          ----
 MEXICO -- (4.2%)
    America Movil S.A.B. de C.V.
      Series L ADR...............   137,138       3,486,048           0.8%
    Arca Continental S.A.B. de
      C.V........................   259,421       1,231,213           0.3%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                               SHARES         VALUE++        OF NET ASSETS**
                                              ---------     ------------     ---------------
MEXICO -- (Continued)
   Grupo Financiero Banorte S.A.B. de C.V.
     Series O................................   318,033     $  1,084,610           0.2%
   Grupo Mexico S.A.B. de C.V. Series B......   413,201        1,146,248           0.3%
   Grupo Televisa S.A.B. Sponsored ADR.......    66,500        1,418,445           0.3%
   Other Securities..........................                 11,615,513           2.7%
                                                            ------------          ----
TOTAL MEXICO.................................                 19,982,077           4.6%
                                                            ------------          ----
PERU -- (0.2%)
   Other Securities..........................                  1,023,779           0.2%
                                                            ------------          ----
PHILIPPINES -- (1.6%)
   Other Securities..........................                  7,634,880           1.8%
                                                            ------------          ----
POLAND -- (1.2%)
   Other Securities..........................                  5,617,557           1.3%
                                                            ------------          ----
RUSSIA -- (3.9%)
   Gazprom OAO Sponsored ADR.................   643,798        7,463,139           1.7%
   Lukoil OAO Sponsored ADR..................    62,307        3,608,895           0.8%
   MMC Norilsk Nickel JSC ADR................    61,307        1,195,540           0.3%
   Other Securities..........................                  6,287,276           1.5%
                                                            ------------          ----
TOTAL RUSSIA.................................                 18,554,850           4.3%
                                                            ------------          ----
SOUTH AFRICA -- (7.5%)
   Gold Fields, Ltd. Sponsored ADR...........   117,700        2,051,511           0.5%
   Harmony Gold Mining Co., Ltd..............    84,303        1,102,607           0.2%
   Impala Platinum Holdings, Ltd.............    51,733        1,183,311           0.3%
   Naspers, Ltd. Series N....................    25,901        1,251,905           0.3%
   Sanlam, Ltd...............................   412,721        1,540,165           0.3%
   Sasol, Ltd. Sponsored ADR.................    66,400        3,003,936           0.7%
   Standard Bank Group, Ltd..................   146,446        1,812,558           0.4%
   Other Securities..........................                 23,405,982           5.4%
                                                            ------------          ----
TOTAL SOUTH AFRICA...........................                 35,351,975           8.1%
                                                            ------------          ----
SOUTH KOREA -- (12.8%)
   Hana Financial Group, Inc.................    42,420        1,515,386           0.4%
   Hynix Semiconductor, Inc..................    55,200        1,117,098           0.3%
   Hyundai Mobis.............................     4,578        1,310,184           0.3%
 #*KB Financial Group, Inc. ADR..............    34,392        1,343,008          0.3%
  *POSCO ADR.................................    31,267        2,686,461         0.6%
   Samsung C&T Corp..........................    21,717        1,342,753           0.3%
  #Samsung Electronics Co., Ltd..............     8,704        7,492,936         1.7%
   Shinhan Financial Group Co., Ltd. ADR.....    17,144        1,364,662           0.3%
   Other Securities..........................                 42,174,585           9.7%
                                                            ------------          ----
TOTAL SOUTH KOREA............................                 60,347,073          13.9%
                                                            ------------          ----
TAIWAN -- (11.8%)
   Hon Hai Precision Industry Co., Ltd.......   840,220        2,303,360           0.5%
   HTC Corp..................................    47,660        1,071,090           0.2%
   Taiwan Semiconductor Manufacturing Co.,
     Ltd..................................... 1,123,214        2,737,134           0.6%
   Other Securities..........................                 49,427,959          11.4%
                                                            ------------          ----
TOTAL TAIWAN.................................                 55,539,543          12.7%
                                                            ------------          ----
THAILAND -- (2.5%)
   Other Securities..........................                 11,561,924           2.7%
                                                            ------------          ----
TURKEY -- (1.7%)
   Other Securities..........................                  8,264,280           1.9%
                                                            ------------          ----
TOTAL COMMON STOCKS..........................                404,716,801          92.9%
                                                            ------------          ----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
 PREFERRED STOCKS -- (6.1%)
 BRAZIL -- (6.0%)
    Banco Bradesco SA Sponsored ADR...     247,218 $  4,499,368        1.0%
    Gerdau SA Sponsored ADR...........     120,529    1,087,172        0.3%
    Itau Unibanco Holding SA ADR......     178,766    3,418,006        0.8%
    Petroleo Brasileiro SA ADR........     254,573    6,438,151        1.5%
   #Vale SA Sponsored ADR.............     155,054    3,659,274        0.8%
    Other Securities..................                9,118,834        2.1%
                                                   ------------      -----
 TOTAL BRAZIL.........................               28,220,805        6.5%
                                                   ------------      -----
 CHILE -- (0.1%)
    Other Securities..................                  159,380        0.0%
                                                   ------------      -----
 MALAYSIA -- (0.0%)
    Other Securities..................                   23,127        0.0%
                                                   ------------      -----
 TOTAL PREFERRED STOCKS...............               28,403,312        6.5%
                                                   ------------      -----
 RIGHTS/WARRANTS -- (0.0%)
 CHINA -- (0.0%)
    Other Securities..................                       --        0.0%
                                                   ------------      -----
 MALAYSIA -- (0.0%)
    Other Securities..................                    1,082        0.0%
                                                   ------------      -----
 SOUTH KOREA -- (0.0%)
    Other Securities..................                   38,196        0.0%
                                                   ------------      -----
 TAIWAN -- (0.0%)
    Other Securities..................                    3,754        0.0%
                                                   ------------      -----
 THAILAND -- (0.0%)
    Other Securities..................                    7,005        0.0%
                                                   ------------      -----
 TOTAL RIGHTS/WARRANTS................                   50,037        0.0%
                                                   ------------      -----

                                         SHARES/
                                          FACE
                                         AMOUNT      VALUE+
                                       ----------- ------------
                                          (000)
 SECURITIES LENDING COLLATERAL -- (7.9%)
 (S)@DFA Short Term Investment Fund...  35,575,085   35,575,085        8.2%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by
      FNMA 3.500%, 11/01/31, valued
      at $1,743,653) to be
      repurchased at $1,709,469....... $     1,709    1,709,464        0.4%
                                                   ------------      -----
 TOTAL SECURITIES LENDING COLLATERAL..               37,284,549        8.6%
                                                   ------------      -----
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $409,671,487)...............             $470,454,699      108.0%
                                                   ============      =====

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                ----------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Brazil..................... $ 35,326,957           --   --    $ 35,326,957
    Chile......................    8,889,641           --   --       8,889,641
    China......................   12,110,521 $ 49,322,403   --      61,432,924
    Colombia...................    1,287,625           --   --       1,287,625
    Czech Republic.............           --    1,735,400   --       1,735,400
    Egypt......................           --      432,467   --         432,467
    Hungary....................           --    1,220,221   --       1,220,221
    India......................    4,084,341   34,853,147   --      38,937,488
    Indonesia..................      953,363   14,240,804   --      15,194,167
    Israel.....................           --       47,699   --          47,699
    Malaysia...................           --   16,334,274   --      16,334,274
    Mexico.....................   19,982,077           --   --      19,982,077
    Peru.......................    1,023,779           --   --       1,023,779
    Philippines................      199,944    7,434,936   --       7,634,880
    Poland.....................           --    5,617,557   --       5,617,557
    Russia.....................      691,849   17,863,001   --      18,554,850
    South Africa...............    6,434,432   28,917,543   --      35,351,975
    South Korea................    7,758,615   52,588,458   --      60,347,073
    Taiwan.....................    2,424,126   53,115,417   --      55,539,543
    Thailand...................   11,561,924           --   --      11,561,924
    Turkey.....................      265,915    7,998,365   --       8,264,280
 Preferred Stocks
    Brazil.....................   28,220,805           --   --      28,220,805
    Chile......................      159,380           --   --         159,380
    Malaysia...................           --       23,127   --          23,127
 Rights/Warrants
    China......................           --           --   --              --
    Malaysia...................        1,082           --   --           1,082
    South Korea................           --       38,196   --          38,196
    Taiwan.....................           --        3,754   --           3,754
    Thailand...................        7,005           --   --           7,005
 Securities Lending Collateral.           --   37,284,549   --      37,284,549
                                ------------ ------------   --    ------------
 TOTAL......................... $141,383,381 $329,071,318   --    $470,454,699
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                 U.S.      INTERNATIONAL
                                               U.S. SOCIAL  SUSTAINABILITY SUSTAINABILITY
                                              CORE EQUITY 2     CORE 1         CORE 1
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO
                                              ------------- -------------- --------------
ASSETS:
Investments at Value (including $28,550,
  $18,489 and $11,948 of securities on loan,
  respectively).............................. $    188,895   $    147,977   $    115,677
Temporary Cash Investments at Value & Cost...          935             --             --
Collateral Received from Securities on Loan
  at Value & Cost ...........................            8            112          2,847
Affiliated Collateral Received from
  Securities on Loan at Value & Cost.........       29,330         18,865          9,732
Foreign Currencies at Value..................           --             --            436
Cash.........................................           --              1            113
Receivables:
   Investment Securities Sold................           16             --            124
   Dividends, Interest and Tax Reclaims......          186            140            305
   Securities Lending Income.................           15              7             10
Prepaid Expenses and Other Assets............           12             13             16
                                              ------------   ------------   ------------
       Total Assets..........................      219,397        167,115        129,260
                                              ------------   ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........       29,338         18,977         12,579
   Investment Securities Purchased...........          807             --            175
   Fund Shares Redeemed......................            5             --              5
   Due to Advisor............................           37             32             37
   Loan Payable..............................           --             21             --
Accrued Expenses and Other Liabilities.......           38             19             17
                                              ------------   ------------   ------------
       Total Liabilities.....................       30,225         19,049         12,813
                                              ------------   ------------   ------------
NET ASSETS................................... $    189,172   $    148,066   $    116,447
                                              ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......   22,736,364     14,618,146     15,073,932
                                              ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE............................ $       8.32   $      10.13   $       7.73
                                              ============   ============   ============
Investments at Cost.......................... $    175,735   $    128,727   $    118,839
                                              ------------   ------------   ------------
Foreign Currencies at Cost................... $         --   $         --   $        435
                                              ------------   ------------   ------------
NET ASSETS CONSIST OF:
Paid-In Capital.............................. $    177,065   $    129,727   $    119,116
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)....................................          377            314            430
Accumulated Net Realized Gain (Loss).........       (1,430)        (1,225)            62
Net Unrealized Appreciation (Depreciation)...       13,160         19,250         (3,161)
                                              ------------   ------------   ------------
NET ASSETS................................... $    189,172   $    148,066   $    116,447
                                              ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED..............  300,000,000    300,000,000    300,000,000
                                              ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                         DFA        EMERGING
                                                    INTERNATIONAL    MARKETS
                                                      VALUE EX       SOCIAL
                                                       TOBACCO     CORE EQUITY
                                                      PORTFOLIO    PORTFOLIO*
                                                    ------------- ------------
ASSETS:
Investments at Value (including $4,895 and $34,452
  of securities on loan, respectively)............. $     52,647  $    433,170
Collateral Received from Securities on Loan at
  Value & Cost.....................................        2,793         1,710
Affilated Collateral Received from Securities on
  Loan at Value & Cost.............................        2,367        35,575
Foreign Currencies at Value........................          101           897
Cash...............................................           57           745
Receivables:
   Investment Securities Sold......................          349           466
   Dividends and Tax Reclaims......................          172           540
   Securities Lending Income.......................            4            42
   Fund Shares Sold................................           --           128
Unrealized Gain on Foreign Currency Contracts......            6            --
Prepaid Expenses and Other Assets..................            5             8
                                                    ------------  ------------
       Total Assets................................       58,501       473,281
                                                    ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned................        5,160        37,285
   Investment Securities Purchased.................          381            87
   Fund Shares Redeemed............................           --             4
   Due to Advisor..................................           20           186
Unrealized Loss on Foreign Currency Contracts......            2            --
Accrued Expenses and Other Liabilities.............           11           154
                                                    ------------  ------------
       Total Liabilities...........................        5,574        37,716
                                                    ------------  ------------
NET ASSETS......................................... $     52,927  $    435,565
                                                    ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)............    6,704,932    35,333,814
                                                    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE............................................ $       7.89  $      12.33
                                                    ============  ============
Investments at Cost................................ $     59,954  $    372,387
                                                    ------------  ------------
Foreign Currencies at Cost......................... $         99  $        890
                                                    ------------  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $     60,610  $    374,394
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)..............          211           449
Accumulated Net Realized Gain (Loss)...............         (592)          (70)
Net Unrealized Foreign Exchange Gain (Loss)........            3             2
Net Unrealized Appreciation (Depreciation).........       (7,305)       60,790
                                                    ------------  ------------
NET ASSETS......................................... $     52,927  $    435,565
                                                    ============  ============
(1) NUMBER OF SHARES AUTHORIZED....................  300,000,000   500,000,000
                                                    ============  ============
--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                             U.S.      INTERNATIONAL
                                           U.S. SOCIAL  SUSTAINABILITY SUSTAINABILITY
                                          CORE EQUITY 2     CORE 1         CORE 1
                                            PORTFOLIO     PORTFOLIO      PORTFOLIO
                                          ------------- -------------- --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $0, $0, and $295,
     respectively).......................    $2,565        $ 2,438        $  3,587
   Interest..............................         1              1              --
   Income from Securities Lending........       117             67             176
                                             ------        -------        --------
          Total Investment Income........     2,683          2,506           3,763
                                             ------        -------        --------
EXPENSES
   Investment Advisory Services
     Fees................................       410            414             490
   Accounting & Transfer Agent Fees......        37             35              37
   Custodian Fees........................        18             16              70
   Filing Fees...........................        28             18              19
   Shareholders' Reports.................         5              6               5
   Directors'/Trustees' Fees &
     Expenses............................         1              1               1
   Professional Fees.....................         4              3               3
   Other.................................        77             11               7
                                             ------        -------        --------
          Total Expenses.................       580            504             632
                                             ------        -------        --------
   Fees Waived, Expenses
     Reimbursed, and/or Previously
     Waived Fees Recovered by
     Advisor (Note C)....................        --             23              32
   Fees Paid Indirectly..................        --             --              --
                                             ------        -------        --------
   Net Expenses..........................       580            527             664
                                             ------        -------        --------
   NET INVESTMENT INCOME (LOSS)..........     2,103          1,979           3,099
                                             ------        -------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold........     2,001          2,448           1,589
       Futures...........................         6             --              --
       Foreign Currency
         Transactions....................        --             --               5
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency................     2,319          5,681         (11,177)
       Translation of Foreign
         Currency Denominated
         Amounts.........................        --             --              (8)
                                             ------        -------        --------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS).........................     4,326          8,129          (9,591)
                                             ------        -------        --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS.......    $6,429        $10,108        $ (6,492)
                                             ======        =======        ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                         DFA       EMERGING
                                                    INTERNATIONAL   MARKETS
                                                      VALUE EX      SOCIAL
                                                       TOBACCO    CORE EQUITY
                                                      PORTFOLIO    PORTFOLIO
                                                    ------------- -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $171 and $2,033, respectively)................    $ 2,050     $  16,913
   Interest........................................         --             4
   Income from Securities Lending..................         97           526
                                                       -------     ---------
          Total Investment Income..................      2,147        17,443
                                                       -------     ---------
EXPENSES
   Investment Advisory Services Fees...............        269         3,558
   Accounting & Transfer Agent Fees................         31            93
   Custodian Fees..................................         30           774
   Filing Fees.....................................         21            28
   Shareholders' Reports...........................          1            20
   Directors'/Trustees' Fees & Expenses............          1             6
   Professional Fees...............................          1            68
   Other...........................................         12            17
                                                       -------     ---------
          Total Expenses...........................        366         4,564
                                                       -------     ---------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)..............................         (7)           --
   Fees Paid Indirectly............................         --            (5)
                                                       -------     ---------
   Net Expenses....................................        359         4,559
                                                       -------     ---------
   NET INVESTMENT INCOME (LOSS)....................      1,788        12,884
                                                       -------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................      1,387        14,096
       Futures.....................................         --        (1,413)
       Foreign Currency Transactions...............          9          (967)**
       In-Kind Redemptions.........................         --        34,384*
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     (7,898)     (136,467)
       Translation of Foreign Currency
         Denominated Amounts.......................         (4)           (6)
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --           837
                                                       -------     ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........     (6,506)      (89,536)
                                                       -------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS........................    $(4,718)    $ (76,652)
                                                       =======     =========

--------
*  See Note K in the Notes to Financial Statements.
** Net of foreign capital gain taxes withheld of $349.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                              INTERNATIONAL
                                                                    U.S. SOCIAL CORE   U.S. SUSTAINABILITY   SUSTAINABILITY
                                                                   EQUITY 2 PORTFOLIO   CORE 1 PORTFOLIO    CORE 1 PORTFOLIO
                                                                   ------------------  ------------------  ------------------
                                                                     YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                                                    ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                                                   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                     2011      2010      2011      2010      2011      2010
                                                                   --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................................... $  2,103  $  1,332  $  1,979  $  1,550  $  3,099  $  1,815
   Net Realized Gain (Loss) on:
       Investment Securities Sold.................................    2,001      (136)    2,448       667     1,589       (50)
       Futures....................................................        6        --        --        --        --        --
       Foreign Currency Transactions..............................       --        --        --        --         5        (4)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................    2,319    17,662     5,681    15,761   (11,177)    8,272
       Translation of Foreign Currency Denominated
         Amounts..................................................       --        --        --        --        (8)        7
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................    6,429    18,858    10,108    17,978    (6,492)   10,040
                                                                   --------  --------  --------  --------  --------  --------
Distributions From:
   Net Investment Income..........................................   (1,947)   (1,260)   (1,894)   (1,491)   (3,047)   (1,655)
                                                                   --------  --------  --------  --------  --------  --------
          Total Distributions.....................................   (1,947)   (1,260)   (1,894)   (1,491)   (3,047)   (1,655)
                                                                   --------  --------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued..................................................   79,803    38,813    39,787    39,189    45,694    37,337
   Shares Issued in Lieu of Cash Distributions....................    1,320       802     1,872     1,483     3,016     1,641
   Shares Redeemed................................................  (17,314)  (13,147)  (29,204)  (15,061)  (29,269)  (14,942)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................   63,809    26,468    12,455    25,611    19,441    24,036
                                                                   --------  --------  --------  --------  --------  --------
          Total Increase (Decrease) in Net Assets.................   68,291    44,066    20,669    42,098     9,902    32,421
NET ASSETS
   Beginning of Period............................................  120,881    76,815   127,397    85,299   106,545    74,124
                                                                   --------  --------  --------  --------  --------  --------
   End of Period.................................................. $189,172  $120,881  $148,066  $127,397  $116,447  $106,545
                                                                   ========  ========  ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................................    9,133     5,378     3,925     4,343     5,560     4,745
   Shares Issued in Lieu of Cash Distributions....................      157       113       184       170       353       226
   Shares Redeemed................................................   (2,001)   (1,741)   (2,809)   (1,666)   (3,536)   (1,904)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................    7,289     3,750     1,300     2,847     2,377     3,067
                                                                   ========  ========  ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)................................ $    377  $    221  $    314  $    229  $    430  $    385

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       DFA
                                                                  INTERNATIONAL            EMERGING
                                                                     VALUE EX              MARKETS
                                                                     TOBACCO             SOCIAL CORE
                                                                    PORTFOLIO          EQUITY PORTFOLIO
                                                                -----------------  ---------------------
                                                                  YEAR      YEAR       YEAR        YEAR
                                                                 ENDED     ENDED      ENDED       ENDED
                                                                OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                                  2011      2010       2011        2010
                                                                --------  -------- ---------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................................ $  1,788  $ 1,201  $  12,884    $  8,002
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............................    1,387      858     14,096      26,069
       Futures.................................................       --       --     (1,413)         --
       Foreign Currency Transactions...........................        9      (12)      (967)**      (40)**
       In-Kind Redemptions.....................................       --       --     34,384*         --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............   (7,898)   3,966   (136,467)    106,457
       Translation of Foreign Currency Denominated Amounts.....       (4)       5         (6)         (3)
   Change in Deferred Thailand Capital Gains Tax...............       --       --        837        (512)
                                                                --------  -------  ---------    --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations..........................   (4,718)   6,018    (76,652)    139,973
                                                                --------  -------  ---------    --------
Distributions From:
   Net Investment Income.......................................   (1,765)  (1,106)   (11,844)     (7,760)
   Net Long-Term Gains.........................................       --       --    (25,188)         --
                                                                --------  -------  ---------    --------
          Total Distributions..................................   (1,765)  (1,106)   (37,032)     (7,760)
                                                                --------  -------  ---------    --------
Capital Share Transactions (1):
   Shares Issued...............................................       --    9,000    179,278      50,331
   Shares Issued in Lieu of Cash Distributions.................    1,765    1,106     36,082       7,599
   Shares Redeemed.............................................   (7,000)      --   (281,846)    (35,113)
                                                                --------  -------  ---------    --------
          Net Increase (Decrease) from Capital Share
            Transactions.......................................   (5,235)  10,106    (66,486)     22,817
                                                                --------  -------  ---------    --------
          Total Increase (Decrease) in Net Assets..............  (11,718)  15,018   (180,170)    155,030
NET ASSETS
   Beginning of Period.........................................   64,645   49,627    615,735     460,705
                                                                --------  -------  ---------    --------
   End of Period............................................... $ 52,927  $64,645  $ 435,565    $615,735
                                                                ========  =======  =========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................................       --    1,105     12,772       3,820
   Shares Issued in Lieu of Cash Distributions.................      200      145      2,570         614
   Shares Redeemed.............................................     (782)      --    (21,612)     (2,852)
                                                                --------  -------  ---------    --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed................................     (582)   1,250     (6,270)      1,582
                                                                ========  =======  =========    ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)                                                       $    211  $   172  $     449    $  1,426

--------
*  See Note K in the Notes to Financial Statements.
** Net of foreign capital gain taxes withheld of $349 and $64, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                                        --------------------------------------------------------
                                          YEAR      YEAR      YEAR      PERIOD           PERIOD
                                         ENDED     ENDED     ENDED   DEC. 1, 2007    OCT. 1, 2007(a)
                                        OCT. 31,  OCT. 31,  OCT. 31,      TO               TO
                                          2011      2010      2009   OCT. 31, 2008    NOV. 30, 2007
                                        --------  --------  -------- -------------   ---------------
Net Asset Value, Beginning of
  Period............................... $   7.83  $   6.57  $  6.12     $  9.33          $ 10.00
                                        --------  --------  -------     -------          -------
Income from Investment Operations
   Net Investment Income (Loss)(A).....     0.11      0.10     0.10        0.12             0.02
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................     0.48      1.25     0.46       (3.21)           (0.69)
                                        --------  --------  -------     -------          -------
       Total from Investment
         Operations....................     0.59      1.35     0.56       (3.09)           (0.67)
                                        --------  --------  -------     -------          -------
Less Distributions
   Net Investment Income...............    (0.10)    (0.09)   (0.11)      (0.12)              --
                                        --------  --------  -------     -------          -------
       Total Distributions.............    (0.10)    (0.09)   (0.11)      (0.12)              --
                                        --------  --------  -------     -------          -------
Net Asset Value, End of Period......... $   8.32  $   7.83  $  6.57     $  6.12          $  9.33
                                        ========  ========  =======     =======          =======
Total Return...........................     7.57%    20.75%    9.49%     (33.48)%(C)       (6.70)%(C)
                                        --------  --------  -------     -------          -------
Net Assets, End of Period
  (thousands).......................... $189,172  $120,881  $76,815     $30,363          $35,489
Ratio of Expenses to Average Net
  Assets...............................     0.35%     0.33%    0.41%       0.49%(B)         0.53%(B)(D)
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly).......     0.35%     0.33%    0.41%       0.49%(B)         0.53%(B)(D)
Ratio of Net Investment Income to
  Average Net Assets...................     1.28%     1.32%    1.62%       1.56%(B)         1.55%(B)(D)
Portfolio Turnover Rate................       12%       13%       8%          7%(C)            0%(C)

                                                                         U.S.
                                                                    SUSTAINABILITY
                                                                        CORE 1
                                                                      PORTFOLIO
                                                   -----------------------------------------
                                                     YEAR      YEAR      YEAR        PERIOD
                                                    ENDED     ENDED     ENDED   MARCH 12, 2008(a)
                                                   OCT. 31,  OCT. 31,  OCT. 31,        TO
                                                     2011      2010      2009     OCT. 31, 2008
                                                   --------  --------  -------- -----------------
Net Asset Value, Beginning of Period.............. $   9.57  $   8.15  $  7.39       $ 10.00
                                                   --------  --------  -------       -------
Income from Investment Operations
   Net Investment Income (Loss)(A)................     0.14      0.13     0.14          0.10
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................     0.56      1.42     0.77         (2.64)
                                                   --------  --------  -------       -------
       Total from Investment Operations...........     0.70      1.55     0.91         (2.54)
                                                   --------  --------  -------       -------
Less Distributions
   Net Investment Income..........................    (0.14)    (0.13)   (0.15)        (0.07)
                                                   --------  --------  -------       -------
       Total Distributions........................    (0.14)    (0.13)   (0.15)        (0.07)
                                                   --------  --------  -------       -------
Net Asset Value, End of Period.................... $  10.13  $   9.57  $  8.15       $  7.39
                                                   ========  ========  =======       =======
Total Return......................................     7.31%    19.15%   12.69%       (25.62)%(C)
                                                   --------  --------  -------       -------
Net Assets, End of Period (thousands)............. $148,066  $127,397  $85,299       $51,194
Ratio of Expenses to Average Net Assets...........     0.37%     0.37%    0.37%         0.37%(B)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................     0.35%     0.37%    0.47%         0.61%(B)(D)
Ratio of Net Investment Income to Average Net
  Assets..........................................     1.39%     1.46%    1.97%         1.74%(B)(D)
Portfolio Turnover Rate...........................       14%        6%      18%           12%(C)

                                                                INTERNATIONAL
                                                               SUSTAINABILITY
                                                                   CORE 1
                                                                  PORTFOLIO
                                              ------------------------------------------
                                                 YEAR      YEAR      YEAR        PERIOD
                                                ENDED     ENDED     ENDED   MARCH 12, 2008(a)
                                               OCT. 31,  OCT. 31,  OCT. 31,        TO
                                                 2011      2010      2009     OCT. 31, 2008
                                              --------   --------  -------- -----------------
Net Asset Value, Beginning of Period......... $   8.39   $   7.70  $  6.00       $ 10.00
                                              --------   --------  -------       -------
Income from Investment Operations
   Net Investment Income (Loss)(A)...........     0.23       0.17     0.16          0.17
   Net Gains (Losses) on
     Securities (Realized and Unrealized)....    (0.66)      0.68     1.70         (4.03)
                                              --------   --------  -------       -------
       Total from Investment Operations......    (0.43)      0.85     1.86         (3.86)
                                              --------   --------  -------       -------
Less Distributions
   Net Investment Income.....................    (0.23)     (0.16)   (0.16)        (0.14)
                                              --------   --------  -------       -------
       Total Distributions...................    (0.23)     (0.16)   (0.16)        (0.14)
                                              --------   --------  -------       -------
Net Asset Value, End of Period............... $   7.73   $   8.39  $  7.70       $  6.00
                                              ========   ========  =======       =======
Total Return.................................    (5.41)%    11.29%   31.56%       (39.13)%(C)
                                              --------   --------  -------       -------
Net Assets, End of Period (thousands)........ $116,447   $106,545  $74,124       $37,655
Ratio of Expenses to Average Net Assets......     0.57%      0.57%    0.57%         0.57%(B)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)......     0.54%      0.55%    0.66%         1.00%(B)(D)
Ratio of Net Investment Income to Average
  Net Assets.................................     2.66%      2.15%    2.57%         3.18%(B)(D)
Portfolio Turnover Rate......................       13%         7%       7%            2%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                                        ---------------------------------------
                                          YEAR      YEAR     YEAR        PERIOD
                                         ENDED     ENDED    ENDED   JUNE 30, 2008(a)
                                        OCT. 31,  OCT. 31, OCT. 31,        TO
                                          2011      2010     2009    OCT. 31, 2008
                                        --------  -------- -------- ----------------
Net Asset Value, Beginning of
  Period............................... $  8.87   $  8.22  $  6.33      $ 10.00
                                        -------   -------  -------      -------
Income from Investment Operations
   Net Investment Income (Loss)(A).....    0.27      0.19     0.20         0.08
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................   (0.99)     0.64     1.90        (3.72)
                                        -------   -------  -------      -------
       Total from Investment
         Operations....................   (0.72)     0.83     2.10        (3.64)
                                        -------   -------  -------      -------
Less Distributions
   Net Investment Income...............   (0.26)    (0.18)   (0.21)       (0.03)
   Net Realized Gains..................      --        --       --           --
                                        -------   -------  -------      -------
       Total Distributions.............   (0.26)    (0.18)   (0.21)       (0.03)
                                        -------   -------  -------      -------
Net Asset Value, End of Period......... $  7.89   $  8.87  $  8.22      $  6.33
                                        =======   =======  =======      =======
Total Return...........................   (8.37)%   10.49%   33.74%      (36.47)%(C)
                                        -------   -------  -------      -------
Net Assets, End of Period
  (thousands).......................... $52,927   $64,645  $49,627      $31,792
Ratio of Expenses to Average Net
  Assets...............................    0.60%     0.60%    0.60%        0.60%(B)(D)
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly).......    0.61%     0.62%    0.70%        0.66%(B)(D)
Ratio of Net Investment Income to
  Average Net Assets...................    2.99%     2.30%    2.98%        2.18%(B)(D)
Portfolio Turnover Rate................      21%       23%      32%           1%(C)

                                                       EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                                        ---------------------------------------------------------------------
                                           YEAR      YEAR      YEAR       PERIOD         YEAR         PERIOD
                                          ENDED     ENDED     ENDED    DEC. 1, 2007     ENDED    AUG. 31, 2006(a)
                                         OCT. 31,  OCT. 31,  OCT. 31,       TO         NOV. 30,         TO
                                           2011      2010      2009    OCT. 31, 2008     2007     NOV. 30, 2006
                                        --------   --------  --------  -------------   --------  ----------------
Net Asset Value, Beginning of
  Period............................... $  14.80   $  11.51  $   6.92    $  16.27      $  11.46      $  10.00
                                        --------   --------  --------    --------      --------      --------
Income from Investment Operations
   Net Investment Income (Loss)(A).....     0.28       0.20      0.18        0.30          0.28          0.03
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................    (1.85)      3.29      4.59       (8.28)         4.74          1.43
                                        --------   --------  --------    --------      --------      --------
       Total from Investment
         Operations....................    (1.57)      3.49      4.77       (7.98)         5.02          1.46
                                        --------   --------  --------    --------      --------      --------
Less Distributions
   Net Investment Income...............    (0.30)     (0.20)    (0.18)      (0.32)        (0.21)           --
   Net Realized Gains..................    (0.60)        --        --       (1.05)           --            --
                                        --------   --------  --------    --------      --------      --------
       Total Distributions.............    (0.90)     (0.20)    (0.18)      (1.37)        (0.21)           --
                                        --------   --------  --------    --------      --------      --------
Net Asset Value, End of Period......... $  12.33   $  14.80  $  11.51    $   6.92      $  16.27      $  11.46
                                        ========   ========  ========    ========      ========      ========
Total Return...........................   (11.29)%    30.63%    69.84%     (53.24)%(C)    44.12%        14.60%(C)
                                        --------   --------  --------    --------      --------      --------
Net Assets, End of Period
  (thousands).......................... $435,565   $615,735  $460,705    $215,101      $482,671      $358,924
Ratio of Expenses to Average Net
  Assets...............................     0.70%      0.67%     0.70%       0.66%(B)      0.66%         0.78%(B)(D)
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly).......     0.71%      0.67%     0.70%       0.66%(B)      0.66%         0.78%(B)(D)
Ratio of Net Investment Income to
  Average Net Assets...................     1.99%      1.57%     2.10%       2.54%(B)      2.02%         1.09%(B)(D)
Portfolio Turnover Rate................       28%        14%        4%         13%(C)        12%            0%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers sixty operational portfolios, five of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (the "Portfolios") are included in this report. The remaining fifty-five portfolios are presented in separate reports.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, DFAInternational Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese Securities Markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors/Trustees Fees and Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the year ended October 31, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Social Core Equity 2 Portfolio........... 0.25%
              U.S. Sustainability Core 1 Portfolio.......... 0.29%
              International Sustainability Core 1 Portfolio. 0.42% DFA International Value ex Tobacco Portfolio.. 0.45% Emerging Markets Social Core Equity Portfolio. 0.55%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                 PREVIOUSLY
                                                 RECOVERY       WAIVED FEES/
                                              OF PREVIOUSLY   EXPENSES ASSUMED
                                     EXPENSE   WAIVED FEES/   SUBJECT TO FUTURE
                                     LIMITS  EXPENSES ASSUMED     RECOVERY
                                     ------- ---------------- -----------------
 U.S. Social Core Equity 2
   Portfolio (1)....................  0.60%         --                --
 U.S. Sustainability Core 1
   Portfolio (2)....................  0.37%        $23               $74
 International Sustainability Core
   1 Portfolio (2)..................  0.57%         32                54
 DFA International Value ex Tobacco
   Portfolio (3)....................  0.60%         --                70
 Emerging Markets Social Core
   Equity Portfolio (2).............  0.85%         --                --

(1)The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce U.S. Social Core Equity 2 Portfolio's ordinary operating expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that the Portfolio Expenses do not exceed the rate listed above as percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount.

(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio and Emerging Markets Social Core Equity Portfolio (excluding the expenses that a Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses for each such Portfolio to the rates listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of a Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Portfolio's Expense Limitation Amount. For Emerging Markets Social Core Equity Porfolio, the Advisor has voluntarily agreed to assume the costs of the Portfolio's engagement of its Social Screen Portfolios Vendor but may terminate the assumption of this expense at any time.

(3)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume DFA International Value ex Tobacco Portfolio's expenses (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                          FESS PAID
                                                          INDIRECTLY
                                                          ----------
           International Sustainability Core 1 Portfolio.     --
           DFA International Value ex Tobacco Portfolio..     --
           Emerging Markets Social Core Equity Portfolio.    $ 5

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               U.S. Social Core Equity 2 Portfolio........... $ 2
               U.S. Sustainability Core 1 Portfolio..........   2
               International Sustainability Core 1 Portfolio.   2
               DFA International Value ex Tobacco Portfolio..   2
               Emerging Markets Social Core Equity Portfolio.  12

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
       U.S. Social Core Equity 2 Portfolio........... $ 83,838  $ 20,072
       U.S. Sustainability Core 1 Portfolio..........   33,205    20,528
       International Sustainability Core 1 Portfolio.   34,393    15,278
       DFA International Value ex Tobacco Portfolio..   12,368    17,546
       Emerging Markets Social Core Equity Portfolio.  174,976   269,174

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/(losses), gains on securities distributed in-kind to redeeming shareholders, realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
U.S. Social Core Equity 2
  Portfolio......................          --             --              --
U.S. Sustainability Core 1
  Portfolio......................          --             --              --
International Sustainability
  Core 1 Portfolio...............     $   267        $    (7)       $   (260)
DFA International Value ex
  Tobacco Portfolio..............          --             16             (16)
Emerging Markets Social Core
  Equity Portfolio...............      48,079         (2,017)        (46,062)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                           NET INVESTMENT
                                             INCOME AND
                                             SHORT-TERM     LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                           -------------- ------------- -------
U.S. Social Core Equity 2 Portfolio
2010......................................    $ 1,260             --    $ 1,260
2011......................................      1,947             --      1,947
U.S. Sustainability Core 1 Portfolio
2010......................................      1,491             --      1,491
2011......................................      1,894             --      1,894
International Sustainability Core 1
  Portfolio
2010......................................      1,655             --      1,655
2011......................................      3,306        $     8      3,314
DFA International Value ex Tobacco
  Portfolio
2010......................................      1,106             --      1,106
2011......................................      1,765             --      1,765
Emerging Markets Social Core Equity
  Portfolio
2010......................................      7,760             --      7,760
2011......................................     13,078         37,649     50,727

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                   INCOME
                                               AND SHORT-TERM   LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
International Sustainability Core 1 Portfolio.     $  259        $     8    $   267
Emerging Markets Social Core Equity Portfolio.      1,234         12,461     13,695

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                               TOTAL NET
                        NET INVESTMENT                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                          SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD     LOSS)
                        -------------- ------------- ------------ -------------
U.S. Social Core
  Equity 2 Portfolio...      $399            --        $(1,398)       $(999)
U.S. Sustainability
  Core 1 Portfolio.....       330            --         (1,224)        (894)
International
  Sustainability Core
  1 Portfolio..........       432           $91             --          523
DFA International
  Value ex Tobacco
  Portfolio............       234            --           (490)        (256)
Emerging Markets
  Social Core Equity
  Portfolio............       870            --             --          870

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

                                                      EXPIRES ON
                                                      OCTOBER 31,
                                                      -----------
                                                       2017  2018 TOTAL
                                                      ------ ---- ------
        U.S. Social Core Equity 2 Portfolio.......... $1,263 $135 $1,398
        U.S. Sustainability Core 1 Portfolio.........  1,224   --  1,224
        DFA International Value ex Tobacco Portfolio.    490   --    490

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized gains for federal income tax purposes (amount in thousands):

             U.S. Social Core Equity 2 Portfolio........... $2,013
             U.S. Sustainability Core 1 Portfolio..........  2,448
             International Sustainability Core 1 Portfolio.  1,259
             DFA International Value ex Tobacco Portfolio..  1,379

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                            FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                            TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                            -------- ------------ -------------- --------------
 U.S. Social Core Equity 2
   Portfolio............... $206,060   $ 28,903      $(15,795)      $13,108
 U.S. Sustainability Core
   1 Portfolio.............  147,718     28,598        (9,362)       19,236
 International
   Sustainability Core 1
   Portfolio...............  131,447     13,097       (16,288)       (3,191)
 DFA International Value
   ex Tobacco Portfolio....   65,231      3,327       (10,751)       (7,424)
 Emerging Markets Social
   Core Equity Portfolio...  410,151    109,945       (49,641)       60,304

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Portfolios' location and value of derivative instrument holdings on the Portfolios' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2011 (amounts in thousands):

                                  LOCATION ON THE STATEMENTS        EQUITY
                                         OF OPERATIONS             CONTRACTS
                              ------------------------------------ ---------
    U.S. Social Core Equity
      2 Portfolio*........... Net Realized Gain (Loss) on Futures   $     6
    Emerging Markets Social
      Core Equity Portfolio*. Net Realized Gain (Loss) on Futures    (1,413)

* As of October 31, 2011, there were no futures contracts outstanding. During the year ended October 31, 2011, the Portfolios had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                  AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                               INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                               ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio...........     0.91%        $1,233         10         --        $1,512
U.S. Sustainability Core 1 Portfolio..........     0.84%         1,482         11         --         5,423
International Sustainability Core 1 Portfolio.     0.84%         1,523         36        $ 1         5,584
DFA International Value ex Tobacco Portfolio..     0.84%            72         29         --           206
Emerging Markets Social Core Equity Portfolio.     0.87%         1,929         20          1         3,709

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

   At October 31, 2011, U.S. Sustainability Core 1 Portfolio had a loan outstanding in the amount of $21 (in thousands).

I. SECURITIES LENDING:

   As of October 31, 2011, the Portfolios had securities on loan to brokers/dealers, for which they received cash collateral. In addition, Emerging Markets Social Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $5 (in thousands). The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, Emerging Markets Social Core Equity Portfolio realized net gains of in-kind redemptions in the amount of $34,384 (amount in thousands).

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

M. OTHER:

   At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
   U.S. Social Core Equity 2 Portfolio...........      2             44%
   U.S. Sustainability Core 1 Portfolio..........      3             92%
   International Sustainability Core 1 Portfolio.      3             97%
   DFA International Value ex Tobacco Portfolio..      3            100%
   Emerging Markets Social Core Equity Portfolio.      2             44%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

                                                                   PRINCIPAL
                                                                 OCCUPATION(S)
                                                              DURING PAST 5 YEARS
NAME, POSITION                        PORTFOLIOS WITHIN THE           AND
WITH THE FUND,  TERM OF OFFICE/1/AND  DFA FUND COMPLEX/2/    OTHER DIRECTORSHIPS OF
ADDRESS AND AGE  LENGTH OF SERVICE          OVERSEEN         PUBLIC COMPANIES HELD
--------------- --------------------  ---------------------  ----------------------
                    DISINTERESTED TRUSTEES/DIRECTORS
                ------------------------------------------
George M.       DFAITC - since 1993   94 portfolios in 4      Leo Melamed
Constantinides  DFAIDG - since 1983   investment companies    Professor of
Director of     DIG - since 1993                              Finance, The
DFAIDG and      DEM - since 1993                              University of
DIG.                                                          Chicago Booth
Trustee of                                                    School of Business.
DFAITC and
DEM. The
University
of Chicago
Booth
School of
Business
5807 S.
Woodlawn
Avenue
Chicago, IL
60637
Age: 64

John P.         DFAITC - since 1993   94 portfolios in 4      Steven G. Rothmeier
Gould           DFAIDG - since 1986   investment companies    Distinguished
Director of     DIG - since 1993                              Service Professor
DFAIDG and      DEM - since 1993                              of Economics, The
DIG.                                                          University of
Trustee of                                                    Chicago Booth
DFAITC and                                                    School of Business
DEM. The                                                      (since 1965).
University                                                    Member and Chair,
of Chicago                                                    Competitive Markets
Booth                                                         Advisory Committee,
School of                                                     Chicago Mercantile
Business                                                      Exchange (futures
5807 S.                                                       trading exchange)
Woodlawn                                                      (since 2004).
Avenue                                                        Formerly, Director
Chicago, IL                                                   of UNext, Inc.
60637                                                         (1999-2006).
Age: 72                                                       Trustee, Harbor
                                                              Fund (registered
                                                              investment company)
                                                              (30 Portfolios)
                                                              (since 1994).
                                                              Formerly, Member of
                                                              the Board of
                                                              Milwaukee Mutal
                                                              Insurance Company
                                                              (1997-2010).

Roger G.        DFAITC - since 1993   94 portfolios in 4      Professor in
Ibbotson        DFAIDG - since 1981   investment companies    Practice of
Director of     DIG - since 1993                              Finance, Yale
DFAIDG and      DEM - since 1993                              School of
DIG.                                                          Management (since
Trustee of                                                    1984). Chairman,
DFAITC and                                                    CIO and Partner,
DEM. Yale                                                     Zebra Capital
School of                                                     Management, LLC
Management                                                    (hedge fund
135                                                           manager) (since
Prospect                                                      2001). Consultant
Street New                                                    to Morningstar,
Haven, CT                                                     Inc. (since 2006).
06520-8200                                                    Formerly, Chairman,
Age: 68                                                       Ibbotson
                                                              Associates, Inc.,
                                                              Chicago, IL
                                                              (software data
                                                              publishing and
                                                              consulting)
                                                              (1977-2006).
                                                              Formerly, Director,
                                                              BIRR Portfolio
                                                              Analysis, Inc.
                                                              (software products)
                                                              (1990-2010).

                                                                   PRINCIPAL
                                                                 OCCUPATION(S)
                                                              DURING PAST 5 YEARS
NAME, POSITION                        PORTFOLIOS WITHIN THE           AND
WITH THE FUND,  TERM OF OFFICE/1/AND  DFA FUND COMPLEX/2/    OTHER DIRECTORSHIPS OF
ADDRESS AND AGE   LENGTH OF SERVICE         OVERSEEN         PUBLIC COMPANIES HELD
--------------- --------------------  ---------------------  ----------------------
Edward P.       DFAITC - since 2010   94 portfolios in 4      Morris Arnold Cox
Lazear          DFAIDG - since 2010   investment companies    Senior Fellow,
Director of     DIG - since 2010                              Hoover Institution
DFAIDG and      DEM - since 2010                              (since 2002). Jack
DIG.                                                          Steele Parker
Trustee of                                                    Professor of Human
DFAITC and                                                    Resources
DEM.                                                          Management and
Stanford                                                      Economics, Graduate
University                                                    School of Business,
Graduate                                                      Stanford University
School of                                                     (since 1995).
Business                                                      Cornerstone
518                                                           Research (expert
Memorial                                                      testimony and
Way                                                           economic and
Stanford,                                                     financial analysis)
CA                                                            (since 2009).
94305-5015                                                    Formerly, Chairman
Age: 63                                                       of the President
                                                              George W. Bush's
                                                              Council of Economic
                                                              Advisers
                                                              (2006-2009).
                                                              Formerly, Council
                                                              of Economic
                                                              Advisors, State of
                                                              California
                                                              (2005-2006).
                                                              Formerly,
                                                              Commissioner, White
                                                              House Panel on Tax
                                                              Reform (2005).

Myron S.        DFAITC - since 1993   94 portfolios in 4      Frank E. Buck
Scholes         DFAIDG - since 1981   investment companies    Professor Emeritus
Director of     DIG - since 1993                              of Finance,
DFAIDG and      DEM - since 1993                              Stanford University
DIG.                                                          (since 1981).
Trustee of                                                    Formerly, Chairman,
DFAITC and                                                    Platinum Grove
DEM. c/o                                                      Asset Management,
Dimensional                                                   L.P. (hedge fund)
Fund                                                          (formerly, Oak Hill
Advisors,                                                     Platinum Partners)
L.P. 6300                                                     (1999-2009).
Bee Cave                                                      Formerly, Managing
Road                                                          Partner, Oak Hill
Building 1                                                    Capital Management
Austin, TX                                                    (private equity
78746                                                         firm) (until 2004).
Age: 70                                                       Director, American
                                                              Century Fund
                                                              Complex (registered
                                                              investment
                                                              companies) (40
                                                              Portfolios) (since
                                                              1980). Formerly,
                                                              Director, Chicago
                                                              Mercantile Exchange
                                                              (2001-2008).

Abbie J.        DFAITC - since 2000   94 portfolios in 4      Boris and Irene
Smith           DFAIDG - since 2000   investment companies    Stern Distinguished
Director of     DIG - since 2000                              Service Professor
DFAIDG and      DEM - since 2000                              of Accounting, The
DIG.                                                          University of
Trustee of                                                    Chicago Booth
DFAITC and                                                    School of Business
DEM. The                                                      (since 1980).
University                                                    Co-Director
of Chicago                                                    Investment
Booth                                                         Research,
School of                                                     Fundamental
Business                                                      Investment Advisors
5807 S.                                                       (hedge fund) (since
Woodlawn                                                      2008). Director,
Avenue                                                        HNI Corporation
Chicago, IL                                                   (formerly known as
60637                                                         HON Industries
Age: 58                                                       Inc.) (office
                                                              furniture) (since
                                                              2000). Director,
                                                              Ryder System Inc.
                                                              (transportation,
                                                              logistics and
                                                              supply-chain
                                                              management) (since
                                                              2003). Trustee, UBS
                                                              Funds (3 investment
                                                              companies within
                                                              the fund complex)
                                                              (52 portfolios)
                                                              (since 2009).

                                                                   PRINCIPAL
                                                                 OCCUPATION(S)
                                                              DURING PAST 5 YEARS
NAME, POSITION                        PORTFOLIOS WITHIN THE           AND
WITH THE FUND,  TERM OF OFFICE/1/AND  DFA FUND COMPLEX/2/    OTHER DIRECTORSHIPS OF
ADDRESS AND AGE   LENGTH OF SERVICE         OVERSEEN         PUBLIC COMPANIES HELD
--------------- --------------------  ---------------------  ----------------------
                     INTERESTED TRUSTEES/DIRECTORS*
                ------------------------------------------
David G.        DFAITC - since 1993   94 portfolios in 4      Chairman,
Booth           DFAIDG - since 1981   investment companies    Director/Trustee,
Chairman,       DIG - since 1992                              President, and
Director,       DEM - since 1993                              Co-Chief Executive
Co-Chief                                                      Officer (since
Executive                                                     January 2010) of
Officer and                                                   Dimensional
President                                                     Holdings Inc.,
of DFAIDG                                                     Dimensional Fund
and DIG.                                                      Advisors LP, DFA
Chairman,                                                     Securities LLC,
Trustee,                                                      Dimensional
Co-Chief                                                      Emerging Markets
Executive                                                     Value Fund, DFAIDG,
Officer and                                                   Dimensional
President                                                     Investment Group
of DFAITC                                                     Inc. and The DFA
and DEM.                                                      Investment Trust
6300 Bee                                                      Company. Director
Cave Road,                                                    of Dimensional Fund
Building                                                      Advisors Ltd.,
One Austin,                                                   Dimensional Funds
Texas 78746                                                   PLC, Dimensional
Age: 64                                                       Funds II PLC, DFA
                                                              Australia Limited
                                                              and Dimensional
                                                              Cayman Commodity
                                                              Fund I Ltd.
                                                              Chairman and
                                                              President of
                                                              Dimensional
                                                              SmartNest LLC and
                                                              Dimensional
                                                              SmartNest (US) LLC.
                                                              Chairman, Director
                                                              and Co-Chief
                                                              Executive Officer
                                                              of Dimensional Fund
                                                              Advisors Canada
                                                              ULC. Limited
                                                              Partner, Oak Hill
                                                              Partners (since
                                                              2001) and VSC
                                                              Investors, LLC
                                                              (since 2007).
                                                              Trustee, The
                                                              University of
                                                              Chicago. Trustee,
                                                              University of
                                                              Kansas Endowment
                                                              Association.
                                                              Formerly, Chief
                                                              Executive Officer
                                                              (until 2010) and
                                                              Chief Investment
                                                              Officer (2003-2007)
                                                              of Dimensional Fund
                                                              Advisors LP, DFA
                                                              Securities LLC,
                                                              Dimensional
                                                              Emerging Markets
                                                              Value Fund, DFAIDG,
                                                              Dimensional
                                                              Investment Group
                                                              Inc., The DFA
                                                              Investment Trust
                                                              Company and
                                                              Dimensional
                                                              Holdings Inc.
                                                              Formerly, Chief
                                                              Investment Officer
                                                              of Dimensional Fund
                                                              Advisors Ltd.
                                                              Formerly, President
                                                              and Chief
                                                              Investment Officer
                                                              of DFA Australia
                                                              Limited. Formerly,
                                                              Director, SA Funds
                                                              (registered
                                                              investment company).

Eduardo A.      DFAITC - since 2009   94 portfolios in 4      Co-Chief Executive
Repetto         DFAIDG - since 2009   investment companies    Officer (since
Director,       DIG - since 2009                              January 2010),
Co-Chief        DEM - since 2009                              Chief Investment
Executive                                                     Officer (since
Officer and                                                   March 2007) and
Chief                                                         Director/Trustee of
Investment                                                    Dimensional
Officer of                                                    Holdings Inc.,
DFAIDG and                                                    Dimensional Fund
DIG.                                                          Advisors LP, DFA
Trustee,                                                      Securities LLC,
Co-Chief                                                      Dimensional
Executive                                                     Emerging Markets
Officer and                                                   Value Fund, DFAIDG,
Chief                                                         Dimensional
Investment                                                    Investment Group
Officer of                                                    Inc., The DFA
DFAITC and                                                    Investment Trust
DEM. 6300                                                     Company and
Bee Cave                                                      Dimensional Cayman
Road,                                                         Commodity Fund I
Building                                                      Ltd. Co-Chief
One Austin,                                                   Executive Officer,
TX 78746                                                      President and Chief
Age: 44                                                       Investment Officer
                                                              of Dimensional Fund
                                                              Advisors Canada
                                                              ULC. Chief
                                                              Investment Officer,
                                                              Vice President and
                                                              Director of DFA
                                                              Australia Limited.
                                                              Director of
                                                              Dimensional Fund
                                                              Advisors Ltd.,
                                                              Dimensional Funds
                                                              PLC and Dimensional
                                                              Funds II PLC.
                                                              Co-Chief Executive
                                                              Officer of
                                                              Dimensional
                                                              SmartNest LLC and
                                                              Dimensional
                                                              SmartNest (US) LLC.
                                                              Formerly, Vice
                                                              President of
                                                              Dimensional
                                                              Holdings Inc.,
                                                              Dimensional Fund
                                                              Advisors LP, DFA
                                                              Securities LLC,
                                                              Dimensional
                                                              Emerging Markets
                                                              Value Fund, DFAIDG,
                                                              Dimensional
                                                              Investment Group
                                                              Inc., The DFA
                                                              Investment Trust
                                                              Company and
                                                              Dimensional Fund
                                                              Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ----------------------------
                                   OFFICERS
                                ----------------
 April A. Aandal                  Since 2008       Vice President, Global
 Vice President, Global                            Business Development of all
 Business Development                              the DFA Entities. Chief
 Age: 48                                           Learning Officer of
                                                   Dimensional (September
                                                   2008-October 2011).
                                                   Formerly, Regional Director
                                                   of Dimensional (2004-2008).

 Darryl D. Avery                  Since 2005       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 45

 Arthur H. Barlow                 Since 1993       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 55                                           Vice President of DFA
                                                   Australia Limited and
                                                   Dimensional Fund Advisors
                                                   Ltd.

 John T. Blood                    Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 42                                           Director for Dimensional
                                                   (2010). Formerly, Chief
                                                   Market Strategist at
                                                   Commonwealth Financial
                                                   (2007-2010); Director of
                                                   Research at Commonwealth
                                                   Financial (2000-2007).

 Scott A. Bosworth                Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 42                                           Director of Dimensional
                                                   (since November 1997).

 Valerie A. Brown                 Since 2001       Vice President and
 Vice President and Assistant                      Assistant Secretary of all
 Secretary                                         the DFA Entities, DFA
 Age: 44                                           Australia Limited,
                                                   Dimensional Fund Advisors
                                                   Ltd., Dimensional Fund
                                                   Advisors Canada ULC (since
                                                   2003) and Dimensional
                                                   Cayman Commodity Fund I Ltd.

 David P. Butler                  Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Head of
 Age: 47                                           Global Financial Services
                                                   of Dimensional (since
                                                   2008). Formerly, Regional
                                                   Director of Dimensional
                                                   (January 1995 to January
                                                   2005).

 James G. Charles                 Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 55                                           Director for Dimensional
                                                   (2008-2010). Formerly, Vice
                                                   President, Client Portfolio
                                                   Manager at American Century
                                                   Investments (2001-2008).

 Joseph H. Chi                    Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 45                                           Manager for Dimensional
                                                   (since October 2005).

 Stephen A. Clark                 Since 2004       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 39                                           Limited and Dimensional
                                                   Fund Advisors Canada ULC.

 Robert P. Cornell                Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 62                                           Director of Financial
                                                   Services Group of
                                                   Dimensional (since August
                                                   1993).

 George H. Crane                  Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 56                                           Senior Vice President and
                                                   Managing Director at State
                                                   Street Bank & Trust Company
                                                   (2007-2008). Managing
                                                   Director, Head of
                                                   Investment Administration
                                                   and Operations at State
                                                   Street Research &
                                                   Management Company
                                                   (2002-2005).

 Christopher S. Crossan           Since 2004       Vice President and Global
 Vice President and Global                         Chief Compliance Officer of
 Chief Compliance Officer                          all the DFA Entities, DFA
 Age: 45                                           Australia Limited,
                                                   Dimensional Fund Advisors
                                                   Ltd., Dimensional SmartNest
                                                   LLC and Dimensional
                                                   SmartNest (US) LLC. Chief
                                                   Compliance Officer of
                                                   Dimensional Fund Advisors
                                                   Canada ULC.

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ----------------------------
 James L. Davis                   Since 1999       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 54                                           Vice President of DFA
                                                   Australia Limited and
                                                   Dimensional Fund Advisors
                                                   Ltd.

 Robert T. Deere                  Since 1994       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 54                                           Limited and Dimensional
                                                   Fund Advisors Canada ULC.

 Peter F. Dillard                 Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Research
 Age: 39                                           Associate for Dimensional
                                                   (since August 2008).
                                                   Formerly, Research
                                                   Assistant for Dimensional
                                                   (April 2006-August 2008).

 Robert W. Dintzner               Since 2001       Vice President of all the
 Vice President and Chief                          DFA Entities. Chief
 Communications Officer                            Communications Officer of
 Age: 41                                           Dimensional (since 2010).

 Richard A. Eustice               Since 1998       Vice President and
 Vice President and Assistant                      Assistant Secretary of all
 Secretary                                         the DFA Entities and DFA
 Age: 46                                           Australia Limited. Chief
                                                   Operating Officer of
                                                   Dimensional Fund Advisors
                                                   Ltd. (since July 2008).
                                                   Formerly, Vice President of
                                                   Dimensional Fund Advisors
                                                   Ltd.

 Gretchen A. Flicker              Since 2004
 Vice President                                    Vice President of all the
 Age: 40                                           DFA Entities.

 Jed S. Fogdall                   Since 2008       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 37                                           Manager for Dimensional
                                                   (since September 2004).

 Jeremy P. Freeman                Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Senior
 Age: 40                                           Technology Manager for
                                                   Dimensional (since June
                                                   2006). Formerly, Principal
                                                   at AIM Investments/Amvescap
                                                   PLC (now Invesco) (June
                                                   1998-June 2006).

 Mark R. Gochnour                 Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 44                                           Director of Dimensional.

 Henry F. Gray                    Since 2000       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 44                                           Vice President of DFA
                                                   Australia Limited.

 John T. Gray                     Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 37                                           Regional Director of
                                                   Dimensional (January 2005
                                                   to February 2007).

 Joel H. Hefner                   Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 43                                           Director of Dimensional
                                                   (since June 1998).

 Julie C. Henderson               Since 2005       Vice President and Fund
 Vice President and Fund                           Controller of all the DFA
 Controller                                        Entities and Dimensional
 Age: 37                                           Cayman Commodity Fund I Ltd.

 Kevin B. Hight                   Since 2005
 Vice President                                    Vice President of all the
 Age: 43                                           DFA Entities.

 Christine W. Ho                  Since 2004
 Vice President                                    Vice President of all the
 Age: 43                                           DFA Entities.

 Michael C. Horvath               Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 51                                           Managing Director, Co-Head
                                                   Global Consultant Relations
                                                   at BlackRock (2004-2011).

 Jeff J. Jeon                     Since 2004       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 37                                           Dimensional Cayman
                                                   Commodity Fund I Ltd.

                                 TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND       AND LENGTH OF          PRINCIPAL OCCUPATION(S)
AND AGE                               SERVICE               DURING PAST 5 YEARS
---------------------------- -------------------------- ---------------------------
   Patrick M. Keating               Since 2003          Vice President of all the
   Vice President and                                   DFA Entities and
   Chief Operating                                      Dimensional Cayman
   Officer                                              Commodity Fund I Ltd. and
   Age: 56                                              Chief Operating Officer of
                                                        Dimensional and Dimensional
                                                        Cayman Commodity Fund I
                                                        Ltd. Director, Vice
                                                        President and Chief Privacy
                                                        Officer of Dimensional Fund
                                                        Advisors Canada ULC.
                                                        Director of DFA Australia
                                                        Limited.

   David M. Kershner                Since 2010          Vice President of all the
   Vice President                                       DFA Entities. Portfolio
   Age: 40                                              Manager for Dimensional
                                                        (since June 2004).

   Timothy R. Kohn                  Since 2011          Vice President of all the
   Vice President                                       DFA Entities. Head of
   Age: 40                                              Defined Contribution Sales
                                                        for Dimensional (since
                                                        August 2010). Formerly,
                                                        Chief DC Strategist,
                                                        Barclays Global Investors
                                                        (2005-2009).

   Joseph F. Kolerich               Since 2004
   Vice President                                       Vice President of all the
   Age: 39                                              DFA Entities.

   Stephen W. Kurad                 Since 2011          Vice President of all the
   Vice President                                       DFA Entities. Regional
   Age: 42                                              Director for Dimensional
                                                        (2007-2010).

   Michael F. Lane                  Since 2004
   Vice President                                       Vice President of all the
   Age: 44                                              DFA Entities.

   Juliet Lee                       Since 2005
   Vice President                                       Vice President of all the
   Age: 40                                              DFA Entities.

   Marlena I. Lee                   Since 2011          Vice President of all the
   Vice President                                       DFA Entities. Research
   Age: 30                                              Associate for Dimensional
                                                        (July 2008-2010).

   Apollo D. Lupescu                Since 2009          Vice President of all the
   Vice President                                       DFA Entities. Regional
   Age: 42                                              Director for Dimensional
                                                        (since February 2004).

   Kenneth M. Manell                Since 2010          Vice President of all the
   Vice President                                       DFA Entities and
   Age: 38                                              Dimensional Cayman
                                                        Commodity Fund I Ltd.
                                                        Counsel for Dimensional
                                                        (since September 2006).
                                                        Formerly, Assistant General
                                                        Counsel at Castle & Cooke
                                                        (January 2004-September
                                                        2006).

   Aaron M. Marcus                  Since 2008          Vice President and Head of
   Vice President & Head                                Global Human Resources of
   of Global Human                                      Dimensional. Formerly,
   Resources                                            Global Head of Recruiting
   Age: 41                                              and Vice President of
                                                        Goldman Sachs & Co. (June
                                                        2006 to January 2008), and
                                                        Global Co-Head of HR of the
                                                        Equities & FICC Division,
                                                        and Vice President of
                                                        Goldman Sachs & Co. (May
                                                        2005 to May 2006).

   David R. Martin                  Since 2007          Vice President, Chief
   Vice President, Chief                                Financial Officer and
   Financial Officer and                                Treasurer of all the DFA
   Treasurer                                            Entities. Director, Vice
   Age: 54                                              President, Chief Financial
                                                        Officer and Treasurer of
                                                        Dimensional Fund Advisors
                                                        Ltd. and DFA Australia
                                                        Limited. Chief Financial
                                                        Officer, Treasurer, and
                                                        Vice President of
                                                        Dimensional Fund Advisors
                                                        Canada ULC, Dimensional
                                                        SmartNest LLC, Dimensional
                                                        SmartNest (US) LLC and
                                                        Dimensional Cayman
                                                        Commidity Fund I Ltd.
                                                        Director of Dimensional
                                                        Funds PLC and Dimensional
                                                        Funds II PLC. Formerly,
                                                        Executive Vice President
                                                        and Chief Financial Officer
                                                        of Janus Capital Group Inc.
                                                        (June 2005 to March 2007).

   Catherine L. Newell       Vice President since 1997  Vice President and
   Vice President and        and Secretary since 2000   Secretary of all the DFA
   Secretary                                            Entities. Director, Vice
   Age: 47                                              President and Secretary of
                                                        DFA Australia Limited and
                                                        Dimensional Fund Advisors
                                                        Ltd. (since February
                                                        2002, April 1997 and May
                                                        2002, respectively). Vice
                                                        President and Secretary of
                                                        Dimensional Fund Advisors
                                                        Canada ULC (since June
                                                        2003), Dimensional
                                                        SmartNest LLC, Dimensional
                                                        SmartNest (US) LLC and
                                                        Dimensional Cayman
                                                        Commodity Fund I Ltd.
                                                        Director, Dimensional Funds
                                                        PLC and Dimensional Funds
                                                        II PLC (since 2002 and
                                                        2006, respectively).
                                                        Formerly, Assistant
                                                        Secretary of all DFA
                                                        Entities, DFA Australia
                                                        Limited and Dimensional
                                                        Fund Advisors Ltd.

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
 Christian A. Newton              Since 2009       Vice President of all DFA
 Vice President                                    Entities. Web Services
 Age: 36                                           Manager for Dimensional
                                                   (since January 2008).
                                                   Formerly, Design Manager of
                                                   Dimensional (2005-2008).

 Pamela B. Noble                  Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 47                                           Manager for Dimensional
                                                   (2008-2010). Formerly, Vice
                                                   President and Portfolio
                                                   Manager at USAA Investment
                                                   Management Company
                                                   (2001-2006).

 Carolyn L. O                     Since 2010       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 37                                           Dimensional Cayman
                                                   Commodity Fund I Ltd.
                                                   Deputy General Counsel,
                                                   Funds (since 2011). Counsel
                                                   for Dimensional
                                                   (2007-2011). Formerly,
                                                   Associate at K&L Gates LLP
                                                   (January 2004-September
                                                   2007).

 Gerard K. O'Reilly               Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 34                                           Research Associate of
                                                   Dimensional (2004 to 2006).

 Daniel C. Ong                    Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 37                                           Manager for Dimensional
                                                   (since July 2005).

 Kyle K. Ozaki                    Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Senior
 Age: 33                                           Compliance Officer for
                                                   Dimensional (since January
                                                   2008). Formerly, Compliance
                                                   Officer (February
                                                   2006-December 2007) and
                                                   Compliance Analyst (August
                                                   2004-January 2006) for
                                                   Dimensional.

 David A. Plecha                  Since 1993       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 50                                           Limited, Dimensional Fund
                                                   Advisors Ltd. and
                                                   Dimensional Fund Advisors
                                                   Canada ULC.

 Allen Pu                         Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 40                                           Manager for Dimensional
                                                   (July 2006-2010).

 Stephen A. Quance                Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 37                                           Manager for Dimensional
                                                   (October 2006-2010).

 Theodore W. Randall              Since 2008       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 38                                           Research Associate of
                                                   Dimensional (2006-2008).
                                                   Systems Developer of
                                                   Dimensional (2001-2006).

 L. Jacobo Rodriguez              Since 2005       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 40

 Julie A. Saft                    Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Client
 Age: 52                                           Systems Manager for
                                                   Dimensional (since July
                                                   2008). Formerly, Senior
                                                   Manager at Vanguard
                                                   (November 1997-July 2008).

 David E. Schneider               Since 2001       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 65                                           Dimensional Fund Advisors
                                                   Canada ULC. Head of
                                                   Institutional Services of
                                                   Dimensional.

 Walid A. Shinnawi                Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 49                                           Director for Dimensional
                                                   (since March 2006).
                                                   Formerly, Senior Director
                                                   at Moody's KMV (1999-March
                                                   2006).

 Bruce A. Simmons                 Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Investment
 Age: 46                                           Operations Manager for
                                                   Dimensional (since May
                                                   2007). Formerly, Vice
                                                   President Client and Fund
                                                   Reporting at Mellon
                                                   Financial (September
                                                   2005-May 2007).

 Edward R. Simpson                Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 43                                           Director of Dimensional
                                                   (since December 2002).

 Bryce D. Skaff                   Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 36                                           Regional Director of
                                                   Dimensional (December 1999
                                                   to January 2007).

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
 Andrew D. Smith Vice             Since 2011       Vice President of all the
 President Age: 43                                 DFA Entities. Project
                                                   Manager for Dimensional
                                                   (2007-2010). Formerly,
                                                   Business Analyst Manager,
                                                   National Instruments
                                                   (2003-2007).
 Grady M. Smith Vice President    Since 2004       Vice President of all the
 Age: 55                                           DFA Entities and
                                                   Dimensional Fund Advisors
                                                   Canada ULC.
 Carl G. Snyder Vice President    Since 2000       Vice President of all the
 Age: 48                                           DFA Entities. Formerly,
                                                   Vice President of DFA
                                                   Australia Limited.
 Lawrence R. Spieth Vice          Since 2004       Vice President of all the
 President Age: 63                                 DFA Entities.
 Bradley G. Steiman Vice          Since 2004       Vice President of all the
 President Age: 38                                 DFA Entities and Director
                                                   and Vice President of
                                                   Dimensional Fund Advisors
                                                   Canada ULC.
 Robert C. Trotter Vice           Since 2009       Vice President of all the
 President Age: 53                                 DFA Entities. Senior
                                                   Manager, Technology for
                                                   Dimensional (since March
                                                   2007). Formerly, Director
                                                   of Technology at AMVESCAP
                                                   (2002-2007).
 Karen E. Umland Vice             Since 1997       Vice President of all the
 President Age: 45                                 DFA Entities, DFA Australia
                                                   Limited, Dimensional Fund
                                                   Advisors Ltd., and
                                                   Dimensional Fund Advisors
                                                   Canada ULC.
 Brian J. Walsh Vice President    Since 2009       Vice President of all the
 Age: 41                                           DFA Entities. Portfolio
                                                   Manager for Dimensional
                                                   (since 2004).
 Weston J. Wellington Vice        Since 1997       Vice President of all the
 President Age: 60                                 DFA Entities. Formerly,
                                                   Vice President of DFA
                                                   Australia Limited.
 Ryan J. Wiley Vice President     Since 2007       Vice President of all the
 Age: 35                                           DFA Entities. Senior Trader
                                                   of Dimensional. Formerly,
                                                   Portfolio Manager (2006 to
                                                   2007) and Trader (2001 to
                                                   2006) for Dimensional.
 Paul E. Wise Vice President      Since 2005       Vice President of all the
 Age: 56                                           DFA Entities. Chief
                                                   Technology Officer for
                                                   Dimensional (since 2004).
 John S. Wotowicz Vice            Since 2010       Vice President of all the
 President Age: 47                                 DFA Entities. Formerly,
                                                   Managing Director at Morgan
                                                   Stanley (1999-2007).
 Joseph L. Young Vice             Since 2011       Vice President of all the
 President Age: 33                                 DFA Entities. Regional
                                                   Director for Dimensional
                                                   (2005-2010).
/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, each portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and accordingly, are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                               QUALIFYING
                                           NET                                                FOR CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING  FOREIGN
DFA INVESTMENT                           INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND     TAX
DIMENSIONS GROUP INC.                 DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1)  INCOME(2)  CREDIT(3)
---------------------                 ------------- ------------- ------------- ------------- ------------- ---------- ---------
U.S. Social Core Equity 2 Portfolio..      100%          --            --            100%          100%        100%       --
U.S. Sustainability Core 1 Portfolio.      100%          --            --            100%          100%        100%       --
International Sustainability Core 1
  Portfolio..........................      100%          --            --            100%          100%        100%        4%
DFA International Value ex Tobacco
  Portfolio..........................      100%          --            --            100%          100%        100%        3%
Emerging Markets Social Core Equity
  Portfolio..........................       26%          --            74%           100%          100%        100%        6%


                                       FOREIGN   QUALIFYING   QUALIFYING
DFA INVESTMENT                          SOURCE    INTEREST    SHORT-TERM
DIMENSIONS GROUP INC.                  INCOME(4)  INCOME(5) CAPITAL GAIN(6)
---------------------                 ---------- ---------- ---------------
U.S. Social Core Equity 2 Portfolio..     --        100%          100%
U.S. Sustainability Core 1 Portfolio.     --        100%          100%
International Sustainability Core 1
  Portfolio..........................     95%       100%          100%
DFA International Value ex Tobacco
  Portfolio..........................     95%       100%          100%
Emerging Markets Social Core Equity
  Portfolio..........................    100%       100%          100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO]  Recycled
        Recyclable                                         DFA103111-014A

                                                                         [LOGO]

ANNUAL REPORT
year ended : October 31, 2011

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

THE DFA INVESTMENT TRUST COMPANY

Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,


/s/ David G. Booth
----------------------------------------
David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.....................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts..........................................................   2
   Management's Discussion and Analysis........................................   5
   Disclosure of Fund Expenses.................................................  11
   Disclosure of Portfolio Holdings............................................  13
   Schedule of Investments/Summary Schedules of Portfolio Holdings
      Tax-Managed U.S. Marketwide Value Portfolio..............................  15
      Tax-Managed U.S. Equity Portfolio........................................  16
      Tax-Managed U.S. Targeted Value Portfolio................................  19
      Tax-Managed U.S. Small Cap Portfolio.....................................  22
      T.A. U.S. Core Equity 2 Portfolio........................................  25
      Tax-Managed DFA International Value Portfolio............................  28
      T.A. World ex U.S. Core Equity Portfolio.................................  32
   Statements of Assets and Liabilities........................................  38
   Statements of Operations....................................................  40
   Statements of Changes in Net Assets.........................................  42
   Financial Highlights........................................................  44
   Notes to Financial Statements...............................................  48
   Report of Independent Registered Public Accounting Firm.....................  61
THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Performance Chart...........................................................  62
   Management's Discussion and Analysis........................................  63
   Disclosure of Fund Expenses.................................................  65
   Disclosure of Portfolio Holdings............................................  66
   Summary Schedule of Portfolio Holdings......................................  67
   Statement of Assets and Liabilities.........................................  70
   Statement of Operations.....................................................  71
   Statements of Changes in Net Assets.........................................  72
   Financial Highlights........................................................  73
   Notes to Financial Statements...............................................  74
   Report of Independent Registered Public Accounting Firm.....................  80
FUND MANAGEMENT................................................................  81
VOTING PROXIES ON FUND PORTFOLIO SECURITIES....................................  90
NOTICE TO SHAREHOLDERS.........................................................  91

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

ADR     American Depositary Receipt
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes

+    See Note B to Financial Statements.
++   Securities have generally been fair valued. See Note B to Financial
     Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from Securities on Loan.
(S)  Affiliated Fund.

FINANCIAL HIGHLIGHTS

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

(E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

--    Amounts designated as -- are either zero or rounded to zero.

REIT  Real Estate Investment Trust

SEC   Securities and Exchange Commission

(a)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001   ROUNDED         Tax-Managed U.S.
             TM18 - 105  Marketwide Value Portfolio    RUSSELL 3000 VALUE INDEX
                         --------------------------    ------------------------
10/01        10/31/2001         10,000.00                      10,000.00
             11/30/2001         10,945.56                      10,591.00
             12/31/2001         11,279.85                      10,868.48
             1/31/2002          10,888.25                      10,801.10
             2/28/2002          10,725.88                      10,821.62
             3/31/2002          11,186.04                      11,356.21
             4/30/2002          10,755.81                      11,026.88
             5/31/2002          10,612.40                      11,047.83
             6/30/2002           9,579.32                      10,444.62
             7/31/2002           8,392.67                       9,430.45
             8/31/2002           8,517.08                       9,493.63
             9/30/2002           7,741.87                       8,463.57
             10/31/2002          8,144.30                       9,054.33
             11/30/2002          8,709.61                       9,634.71
2003         12/31/2002          8,208.20                       9,216.57
             1/31/2003           8,035.39                       8,990.76
             2/28/2003           7,814.59                       8,747.11
             3/31/2003           7,817.61                       8,767.23
             4/30/2003           8,547.51                       9,543.13
             5/31/2003           9,267.80                      10,184.43
             6/30/2003           9,340.75                      10,314.79
             7/31/2003           9,638.66                      10,494.26
             8/31/2003          10,032.66                      10,674.77
             9/30/2003           9,713.28                      10,569.09
             10/31/2003         10,405.71                      11,231.77
             11/30/2003         10,694.22                      11,405.86
2004         12/31/2003         11,237.01                      12,085.65
             1/31/2004          11,477.94                      12,314.07
             2/29/2004          11,728.51                      12,576.36
             3/31/2004          11,720.78                      12,488.32
             4/30/2004          11,508.55                      12,156.13
             5/31/2004          11,595.37                      12,281.34
             6/30/2004          11,955.45                      12,596.97
             7/31/2004          11,539.86                      12,385.34
             8/31/2004          11,472.21                      12,557.50
             9/30/2004          11,889.39                      12,777.25
             10/31/2004         12,044.42                      12,988.08
             11/30/2004         12,858.37                      13,686.84
2005         12/31/2004         13,278.22                      14,133.03
             1/31/2005          12,986.40                      13,856.02
             2/28/2005          13,482.50                      14,299.41
             3/31/2005          13,344.15                      14,094.93
             4/30/2005          12,857.14                      13,803.17
             5/31/2005          13,412.33                      14,176.90
             6/30/2005          13,747.24                      14,372.03
             7/31/2005          14,489.81                      14,823.07
             8/31/2005          14,470.27                      14,733.79
             9/30/2005          14,734.44                      14,920.11
             10/31/2005         14,371.96                      14,541.55
             11/30/2005         14,949.97                      15,027.24
2006         12/31/2005         15,013.65                      15,098.98
             1/31/2006          15,851.03                      15,743.21
             2/28/2006          15,801.77                      15,830.53
             3/31/2006          16,180.15                      16,094.58
             4/30/2006          16,575.02                      16,469.52
             5/31/2006          16,111.04                      16,029.33
             6/30/2006          16,213.82                      16,140.32
             7/31/2006          16,114.59                      16,475.03
             8/31/2006          16,193.97                      16,770.32
             9/30/2006          16,506.18                      17,089.13
             10/31/2006         17,142.18                      17,676.61
             11/30/2006         17,559.56                      18,089.33
2007         12/31/2006         17,898.58                      18,472.55
             1/31/2007          18,358.03                      18,712.45
             2/28/2007          18,128.30                      18,426.37
             3/31/2007          18,330.71                      18,705.56
             4/30/2007          18,981.45                      19,351.66
             5/31/2007          19,872.45                      20,050.73
             6/30/2007          19,447.47                      19,582.52
             7/31/2007          18,382.68                      18,612.25
             8/31/2007          18,282.23                      18,834.20
             9/30/2007          18,743.46                      19,435.43
             10/31/2007         18,753.54                      19,454.18
             11/30/2007         17,654.55                      18,462.84
2008         12/31/2007         17,575.50                      18,285.89
             1/31/2008          16,876.18                      17,552.07
             2/29/2008          16,259.13                      16,819.65
             3/31/2008          15,970.80                      16,722.10
             4/30/2008          16,868.39                      17,514.58
             5/31/2008          17,239.80                      17,535.39
             6/30/2008          15,335.88                      15,857.67
             7/31/2008          15,211.54                      15,867.11
             8/31/2008          15,522.40                      16,176.52
             9/30/2008          14,204.35                      15,023.70
             10/31/2008         11,028.16                      12,388.33
             11/30/2008          9,934.71                      11,455.37
2009         12/31/2008         10,266.97                      11,657.03
             1/31/2009           8,928.26                      10,290.22
             2/28/2009           7,726.58                       8,911.00
             3/31/2009           8,538.80                       9,675.26
             4/30/2009          10,011.37                      10,752.20
             5/31/2009          10,763.55                      11,381.05
             6/30/2009          10,622.13                      11,301.49
             7/31/2009          11,698.19                      12,255.85
             8/31/2009          12,475.94                      12,892.10
             9/30/2009          13,041.72                      13,401.94
             10/31/2009         12,411.01                      12,953.04
             11/30/2009         12,988.27                      13,658.27
2010         12/31/2009         13,457.07                      13,960.63
             1/31/2010          13,081.17                      13,566.66
             2/28/2010          13,682.60                      14,011.19
             3/31/2010          14,760.59                      14,944.21
             4/30/2010          15,330.79                      15,386.35
             5/31/2010          14,018.26                      14,118.56
             6/30/2010          12,945.51                      13,286.87
             7/31/2010          13,981.15                      14,190.24
             8/31/2010          13,064.18                      13,546.85
             9/30/2010          14,361.68                      14,628.65
             10/31/2010         14,913.64                      15,077.65
             11/30/2010         14,946.11                      15,034.61
2011         12/31/2010         16,359.91                      16,226.02
             1/31/2011          16,762.38                      16,563.70
             2/28/2011          17,708.73                      17,193.23
             3/31/2011          17,818.93                      17,275.47
             4/30/2011          18,233.07                      17,720.52
             5/31/2011          17,949.71                      17,522.53
             6/30/2011          17,634.88                      17,157.23
             7/31/2011          16,880.50                      16,588.31
             8/31/2011          15,470.15                      15,517.87
             9/30/2011          13,898.17                      14,303.54
10/11        10/31/2011         15,830.31                      15,973.78

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                    -----  ------  -----
                                    6.15%  -1.58%  4.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001      ROUNDED        Tax-Managed U.S.
                TMD1 - 160     Equity Portfolio          RUSSELL 3000 INDEX
                               ----------------          ------------------
10/01           10/31/2001          10,000.00                10,000.00
                11/30/2001          10,927.64                10,770.00
                12/31/2001          11,101.18                10,921.86
                1/31/2002           10,859.85                10,785.33
                2/28/2002           10,479.30                10,565.31
                3/31/2002           11,017.65                11,028.07
                4/30/2002           10,395.76                10,449.10
                5/31/2002           10,163.71                10,327.89
                6/30/2002            9,300.49                 9,584.28
                7/31/2002            8,427.99                 8,822.33
                8/31/2002            8,520.81                 8,863.80
                9/30/2002            7,704.00                 7,932.21
                10/31/2002           8,298.04                 8,563.62
                11/30/2002           8,725.01                 9,081.71
2003            12/31/2002           8,213.87                 8,568.60
                1/31/2003            8,008.53                 8,358.67
                2/28/2003            7,868.52                 8,220.75
                3/31/2003            7,952.52                 8,307.07
                4/30/2003            8,587.23                 8,985.75
                5/31/2003            9,100.60                 9,528.49
                6/30/2003            9,203.27                 9,657.13
                7/31/2003            9,492.62                 9,878.28
                8/31/2003            9,763.31                10,097.57
                9/30/2003            9,557.96                 9,987.51
                10/31/2003          10,183.34                10,591.76
                11/30/2003          10,314.01                10,737.92
2004            12/31/2003          10,729.67                11,228.64
                1/31/2004           10,945.77                11,463.32
                2/29/2004           11,105.49                11,618.08
                3/31/2004           10,964.56                11,479.82
                4/30/2004           10,786.04                11,242.19
                5/31/2004           10,945.77                11,405.20
                6/30/2004           11,146.83                11,632.17
                7/31/2004           10,703.97                11,192.47
                8/31/2004           10,703.97                11,238.36
                9/30/2004           10,893.54                11,411.43
                10/31/2004          11,044.71                11,598.58
                11/30/2004          11,554.90                12,137.91
2005            12/31/2004          11,953.96                12,570.02
                1/31/2005           11,668.67                12,235.66
                2/28/2005           11,915.92                12,504.84
                3/31/2005           11,715.48                12,293.51
                4/30/2005           11,439.26                12,026.74
                5/31/2005           11,877.40                12,482.44
                6/30/2005           11,951.78                12,569.63
                7/31/2005           12,458.13                13,085.33
                8/31/2005           12,362.59                12,960.56
                9/30/2005           12,467.62                13,073.99
                10/31/2005          12,228.04                12,829.12
                11/30/2005          12,707.20                13,328.17
2006            12/31/2005          12,702.03                13,339.15
                1/31/2006           13,096.87                13,784.79
                2/28/2006           13,125.76                13,809.30
                3/31/2006           13,336.21                14,048.02
                4/30/2006           13,480.96                14,200.42
                5/31/2006           13,046.71                13,745.80
                6/30/2006           13,046.35                13,770.08
                7/31/2006           13,026.98                13,757.19
                8/31/2006           13,327.23                14,093.77
                9/30/2006           13,628.83                14,409.24
                10/31/2006          14,066.27                14,927.94
                11/30/2006          14,338.46                15,252.72
2007            12/31/2006          14,529.86                15,435.41
                1/31/2007           14,783.91                15,729.21
                2/28/2007           14,549.40                15,471.18
                3/31/2007           14,718.14                15,632.21
                4/30/2007           15,306.08                16,256.67
                5/31/2007           15,864.62                16,849.10
                6/30/2007           15,601.89                16,533.61
                7/31/2007           15,070.68                15,969.77
                8/31/2007           15,277.26                16,199.01
                9/30/2007           15,819.27                16,789.57
                10/31/2007          16,085.88                17,097.56
                11/30/2007          15,374.91                16,327.85
2008            12/31/2007          15,292.96                16,229.05
                1/31/2008           14,369.43                15,245.38
                2/29/2008           13,952.35                14,771.86
                3/31/2008           13,877.57                14,684.71
                4/30/2008           14,564.97                15,419.08
                5/31/2008           14,863.84                15,734.96
                6/30/2008           13,690.24                14,436.50
                7/31/2008           13,610.24                14,321.36
                8/31/2008           13,820.24                14,543.34
                9/30/2008           12,559.43                13,175.91
                10/31/2008          10,409.25                10,839.04
                11/30/2008           9,685.83                 9,983.41
2009            12/31/2008           9,859.34                10,174.40
                1/31/2009            9,036.88                 9,320.56
                2/28/2009            8,123.04                 8,344.18
                3/31/2009            8,789.62                 9,075.08
                4/30/2009            9,514.43                10,030.09
                5/31/2009            9,973.82                10,565.34
                6/30/2009           10,025.68                10,601.26
                7/31/2009           10,774.79                11,426.42
                8/31/2009           11,092.90                11,834.70
                9/30/2009           11,541.43                12,330.53
                10/31/2009          11,273.51                12,013.39
                11/30/2009          11,902.10                12,696.04
2010            12/31/2009          12,240.69                13,057.84
                1/31/2010           11,795.01                12,587.14
                2/28/2010           12,188.86                13,013.86
                3/31/2010           12,949.47                13,834.08
                4/30/2010           13,209.29                14,132.63
                5/31/2010           12,170.00                13,016.20
                6/30/2010           11,479.62                12,267.92
                7/31/2010           12,283.19                13,119.59
                8/31/2010           11,688.34                12,502.01
                9/30/2010           12,800.15                13,682.41
                10/31/2010          13,313.83                14,217.08
                11/30/2010          13,397.70                14,299.16
2011            12/31/2010          14,296.69                15,268.48
                1/31/2011           14,602.45                15,601.97
                2/28/2011           15,129.61                16,170.01
                3/31/2011           15,198.43                16,242.95
                4/30/2011           15,652.90                16,726.41
                5/31/2011           15,462.66                16,535.56
                6/30/2011           15,205.81                16,238.60
                7/31/2011           14,855.64                15,866.74
                8/31/2011           13,964.31                14,914.81
                9/30/2011           12,928.94                13,757.49
10/11           10/31/2011          14,367.86                15,340.87

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                    -----  ------  -----
                                    7.92%   0.43%  3.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001   ROUNDED            Tax-Managed U.S.
             TM50 - 103     Targeted Value Portfolio   RUSSELL 2000 VALUE INDEX
                            ------------------------   ------------------------
10/01        10/31/2001               10,000.00             10,000.00
             11/30/2001               10,934.23             10,719.00
             12/31/2001               11,771.20             11,375.00
             1/31/2002                11,808.71             11,526.29
             2/28/2002                11,666.17             11,596.60
             3/31/2002                12,776.52             12,465.19
             4/30/2002                12,986.59             12,903.96
             5/31/2002                12,483.93             12,476.84
             6/30/2002                11,883.74             12,201.10
             7/31/2002                 9,970.64             10,388.02
             8/31/2002                 9,880.61             10,342.31
             9/30/2002                 9,040.34              9,603.87
             10/31/2002                9,190.39              9,747.93
             11/30/2002               10,008.15             10,525.81
2003         12/31/2002                9,571.91             10,076.36
             1/31/2003                 9,301.43              9,792.21
             2/28/2003                 8,925.77              9,463.19
             3/31/2003                 8,925.77              9,564.44
             4/30/2003                 9,872.44             10,473.07
             5/31/2003                11,006.95             11,542.37
             6/30/2003                11,397.64             11,737.43
             7/31/2003                12,103.89             12,323.13
             8/31/2003                12,719.97             12,791.41
             9/30/2003                12,592.25             12,644.31
             10/31/2003               13,839.45             13,674.82
             11/30/2003               14,440.51             14,199.93
2004         12/31/2003               15,004.64             14,713.97
             1/31/2004                15,622.30             15,223.07
             2/29/2004                15,863.34             15,518.40
             3/31/2004                16,006.46             15,732.56
             4/30/2004                15,366.20             14,919.18
             5/31/2004                15,441.52             15,099.70
             6/30/2004                16,248.75             15,866.77
             7/31/2004                15,306.25             15,136.90
             8/31/2004                15,117.75             15,285.24
             9/30/2004                15,896.17             15,890.54
             10/31/2004               16,039.51             16,136.84
             11/30/2004               17,593.67             17,568.18
2005         12/31/2004               18,266.08             17,988.06
             1/31/2005                17,704.64             17,291.92
             2/28/2005                18,143.02             17,636.03
             3/31/2005                17,727.71             17,272.72
             4/30/2005                16,512.53             16,381.45
             5/31/2005                17,504.67             17,380.58
             6/30/2005                18,204.99             18,149.16
             7/31/2005                19,498.19             19,181.86
             8/31/2005                19,267.26             18,741.47
             9/30/2005                19,388.89             18,710.48
             10/31/2005               18,857.37             18,240.54
             11/30/2005               19,720.12             18,980.48
2006         12/31/2005               19,758.70             18,834.75
             1/31/2006                21,469.15             20,392.26
             2/28/2006                21,325.91             20,390.87
             3/31/2006                22,482.82             21,378.52
             4/30/2006                22,735.91             21,435.69
             5/31/2006                21,698.24             20,548.04
             6/30/2006                21,705.83             20,800.47
             7/31/2006                20,902.85             20,512.00
             8/31/2006                21,308.56             21,125.09
             9/30/2006                21,524.43             21,331.32
             10/31/2006               22,626.08             22,417.00
             11/30/2006               23,210.79             23,056.21
2007         12/31/2006               23,483.69             23,257.08
             1/31/2007                23,968.46             23,605.46
             2/28/2007                23,847.27             23,315.56
             3/31/2007                24,135.98             23,596.94
             4/30/2007                24,602.65             23,841.80
             5/31/2007                25,545.31             24,715.98
             6/30/2007                25,159.61             24,139.89
             7/31/2007                23,325.74             22,085.27
             8/31/2007                23,297.67             22,527.77
             9/30/2007                23,306.97             22,629.49
             10/31/2007               23,513.56             22,875.94
             11/30/2007               21,682.43             21,162.09
2008         12/31/2007               21,476.42             20,983.18
             1/31/2008                20,452.29             20,122.10
             2/29/2008                19,900.07             19,322.39
             3/31/2008                20,080.49             19,614.16
             4/30/2008                20,683.81             20,234.77
             5/31/2008                21,538.52             20,926.58
             6/30/2008                19,509.13             18,918.67
             7/31/2008                19,640.14             19,888.50
             8/31/2008                20,315.30             20,833.21
             9/30/2008                18,580.40             19,856.65
             10/31/2008               14,559.20             15,889.75
             11/30/2008               12,669.84             14,049.57
2009         12/31/2008               13,366.93             14,913.85
             1/31/2009                11,552.04             12,783.42
             2/28/2009                 9,951.27             11,007.80
             3/31/2009                10,855.59             11,985.13
             4/30/2009                12,889.73             13,886.86
             5/31/2009                13,411.04             14,187.14
             6/30/2009                13,352.64             14,142.41
             7/31/2009                14,919.32             15,777.86
             8/31/2009                15,636.10             16,524.63
             9/30/2009                16,464.26             17,353.41
             10/31/2009               15,346.13             16,201.02
             11/30/2009               15,859.03             16,716.58
2010         12/31/2009               17,061.73             17,982.70
             1/31/2010                16,639.82             17,455.63
             2/28/2010                17,596.84             18,265.03
             3/31/2010                19,023.22             19,784.25
             4/30/2010                20,433.49             21,168.53
             5/31/2010                18,693.81             19,379.83
             6/30/2010                17,002.19             17,688.07
             7/31/2010                18,331.45             18,950.68
             8/31/2010                16,888.84             17,525.71
             9/30/2010                18,882.77             19,407.42
             10/31/2010               19,708.69             20,159.33
             11/30/2010               20,472.68             20,671.68
2011         12/31/2010               22,253.65             22,389.18
             1/31/2011                22,346.93             22,401.39
             2/28/2011                23,611.46             23,538.86
             3/31/2011                24,046.79             23,865.96
             4/30/2011                24,471.75             24,253.74
             5/31/2011                23,891.31             23,819.27
             6/30/2011                23,416.70             23,233.57
             7/31/2011                22,680.06             22,465.29
             8/31/2011                20,397.53             20,480.98
             9/30/2011                17,971.17             18,244.25
10/11        10/31/2011               20,808.72             20,873.30

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                    -----  ------  -----
                                    5.58%  -1.66%  7.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001      ROUNDED         Tax-Managed U.S.
                TM60 - 104     Small Cap Portfolio     RUSSELL 2000 INDEX
                               -------------------     ------------------
10/01           10/31/2001            10,000.00            10,000.00
                11/30/2001            10,850.75            10,774.00
                12/31/2001            11,583.59            11,438.76
                1/31/2002             11,433.93            11,319.79
                2/28/2002             11,022.36            11,009.63
                3/31/2002             11,965.21            11,894.80
                4/30/2002             11,890.39            12,003.05
                5/31/2002             11,314.20            11,470.11
                6/30/2002             10,603.32            10,901.19
                7/31/2002              9,046.87             9,255.11
                8/31/2002              9,046.87             9,231.05
                9/30/2002              8,365.92             8,568.26
                10/31/2002             8,672.72             8,843.30
                11/30/2002             9,391.08             9,632.13
2003            12/31/2002             8,897.00             9,095.62
                1/31/2003              8,642.37             8,843.67
                2/28/2003              8,357.78             8,576.59
                3/31/2003              8,425.19             8,687.23
                4/30/2003              9,271.45             9,510.78
                5/31/2003             10,312.43            10,531.28
                6/30/2003             10,619.48            10,721.90
                7/31/2003             11,278.52            11,393.09
                8/31/2003             11,907.60            11,914.89
                9/30/2003             11,765.30            11,694.47
                10/31/2003            12,873.68            12,676.80
                11/30/2003            13,360.47            13,126.83
2004            12/31/2003            13,618.28            13,393.30
                1/31/2004             14,240.36            13,974.57
                2/29/2004             14,360.28            14,100.34
                3/31/2004             14,457.71            14,231.48
                4/30/2004             13,828.14            13,505.67
                5/31/2004             13,970.54            13,720.41
                6/30/2004             14,502.68            14,298.04
                7/31/2004             13,445.90            13,335.78
                8/31/2004             13,251.03            13,267.77
                9/30/2004             13,918.08            13,890.03
                10/31/2004            14,180.40            14,163.66
                11/30/2004            15,387.08            15,391.65
2005            12/31/2004            16,016.27            15,847.24
                1/31/2005             15,453.64            15,186.41
                2/28/2005             15,753.71            15,443.07
                3/31/2005             15,303.61            15,001.39
                4/30/2005             14,358.38            14,141.81
                5/31/2005             15,333.61            15,067.41
                6/30/2005             15,879.15            15,648.59
                7/31/2005             16,997.29            16,639.99
                8/31/2005             16,802.18            16,331.46
                9/30/2005             16,959.76            16,382.71
                10/31/2005            16,441.73            15,874.05
                11/30/2005            17,230.04            16,644.64
2006            12/31/2005            17,239.92            16,568.59
                1/31/2006             18,788.73            18,054.33
                2/28/2006             18,683.47            18,004.61
                3/31/2006             19,542.97            18,878.12
                4/30/2006             19,640.72            18,875.06
                5/31/2006             18,527.85            17,815.02
                6/30/2006             18,446.92            17,929.61
                7/31/2006             17,709.35            17,346.19
                8/31/2006             18,108.24            17,859.74
                9/30/2006             18,233.62            18,008.44
                10/31/2006            19,220.64            19,045.32
                11/30/2006            19,793.27            19,546.32
2007            12/31/2006            19,909.55            19,611.76
                1/31/2007             20,271.82            19,939.96
                2/28/2007             20,226.54            19,781.73
                3/31/2007             20,503.09            19,993.50
                4/30/2007             20,971.30            20,352.63
                5/31/2007             21,847.31            21,187.22
                6/30/2007             21,623.13            20,877.28
                7/31/2007             20,329.82            19,449.38
                8/31/2007             20,473.52            19,890.22
                9/30/2007             20,812.23            20,231.63
                10/31/2007            21,259.56            20,812.09
                11/30/2007            19,606.72            19,317.66
2008            12/31/2007            19,585.05            19,305.61
                1/31/2008             18,156.45            17,989.07
                2/29/2008             17,683.02            17,322.27
                3/31/2008             17,684.62            17,395.03
                4/30/2008             18,241.94            18,123.36
                5/31/2008             19,082.08            18,955.89
                6/30/2008             17,576.81            17,496.52
                7/31/2008             18,010.19            18,144.00
                8/31/2008             18,451.90            18,799.00
                9/30/2008             16,754.74            17,301.09
                10/31/2008            13,228.31            13,701.95
                11/30/2008            11,557.01            12,081.19
2009            12/31/2008            12,058.06            12,782.40
                1/31/2009             10,643.43            11,360.72
                2/28/2009              9,338.26             9,980.13
                3/31/2009             10,245.51            10,871.03
                4/30/2009             11,923.58            12,551.49
                5/31/2009             12,286.18            12,929.91
                6/30/2009             12,588.24            13,119.82
                7/31/2009             13,779.47            14,383.40
                8/31/2009             14,032.93            14,795.84
                9/30/2009             14,787.06            15,649.22
                10/31/2009            13,755.01            14,586.71
                11/30/2009            14,076.47            15,044.60
2010            12/31/2009            15,224.47            16,255.60
                1/31/2010             14,724.05            15,657.20
                2/28/2010             15,377.14            16,362.50
                3/31/2010             16,607.93            17,694.22
                4/30/2010             17,694.19            18,695.61
                5/31/2010             16,319.39            17,277.48
                6/30/2010             15,065.87            15,938.58
                7/31/2010             16,135.94            17,033.87
                8/31/2010             14,862.05            15,772.72
                9/30/2010             16,708.52            17,737.94
                10/31/2010            17,414.63            18,463.80
                11/30/2010            18,163.28            19,104.01
2011            12/31/2010            19,578.41            20,621.02
                1/31/2011             19,561.34            20,567.88
                2/28/2011             20,679.38            21,695.86
                3/31/2011             21,321.46            22,258.13
                4/30/2011             21,765.48            22,845.87
                5/31/2011             21,312.92            22,417.54
                6/30/2011             20,970.16            21,900.69
                7/31/2011             20,311.90            21,109.08
                8/31/2011             18,456.82            19,272.54
                9/30/2011             16,404.13            17,112.05
10/11           10/31/2011            18,895.57            19,702.10

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR    YEARS  YEARS
                                    -----  ------  -----
                                    8.50%  -0.34%  6.57%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 4, 2007-OCTOBER 31, 2011

10/4/2007   ROUNDED           T.A. U.S. Core Equity 2
            TAC2 - 350     Portfolio-Institutional Class    RUSSELL 3000 INDEX
                           -----------------------------    ------------------
10/07       10/4/2007                 10,000.00                 10,000.00
            10/31/2007                 9,950.00                 10,056.98
            11/30/2007                 9,400.00                  9,604.23
            12/31/2007                 9,305.27                  9,546.11
            1/31/2008                  8,874.10                  8,967.50
            2/29/2008                  8,613.39                  8,688.98
            3/31/2008                  8,525.00                  8,637.71
            4/30/2008                  8,937.18                  9,069.67
            5/31/2008                  9,188.51                  9,255.48
            6/30/2008                  8,339.28                  8,491.71
            7/31/2008                  8,419.95                  8,423.98
            8/31/2008                  8,641.80                  8,554.55
            9/30/2008                  7,905.31                  7,750.22
            10/31/2008                 6,376.88                  6,375.64
            11/30/2008                 5,810.05                  5,872.35
2009        12/31/2008                 5,991.16                  5,984.70
            1/31/2009                  5,369.63                  5,482.46
            2/28/2009                  4,748.10                  4,908.14
            3/31/2009                  5,220.83                  5,338.06
            4/30/2009                  5,927.17                  5,899.81
            5/31/2009                  6,183.10                  6,214.65
            6/30/2009                  6,188.38                  6,235.78
            7/31/2009                  6,743.49                  6,721.15
            8/31/2009                  7,021.04                  6,961.30
            9/30/2009                  7,362.98                  7,252.96
            10/31/2009                 7,043.30                  7,066.41
            11/30/2009                 7,362.98                  7,467.95
2010        12/31/2009                 7,709.69                  7,680.77
            1/31/2010                  7,460.99                  7,403.89
            2/28/2010                  7,771.87                  7,654.90
            3/31/2010                  8,326.64                  8,137.36
            4/30/2010                  8,638.11                  8,312.97
            5/31/2010                  7,942.49                  7,656.27
            6/30/2010                  7,384.31                  7,216.13
            7/31/2010                  7,936.31                  7,717.09
            8/31/2010                  7,457.21                  7,353.82
            9/30/2010                  8,243.16                  8,048.15
            10/31/2010                 8,556.99                  8,362.65
            11/30/2010                 8,703.44                  8,410.92
2011        12/31/2010                 9,380.32                  8,981.09
            1/31/2011                  9,569.60                  9,177.25
            2/28/2011                 10,000.76                  9,511.38
            3/31/2011                 10,122.98                  9,554.28
            4/30/2011                 10,365.26                  9,838.66
            5/31/2011                 10,196.72                  9,726.40
            6/30/2011                  9,995.70                  9,551.73
            7/31/2011                  9,657.58                  9,332.99
            8/31/2011                  8,928.51                  8,773.06
            9/30/2011                  8,082.24                  8,092.31
10/11       10/31/2011                 9,153.51                  9,023.67

                   AVERAGE ANNUAL    ONE      FROM
                   TOTAL RETURN     YEAR   10/4/2007
                                    -----  ---------
                                    6.97%    -2.15%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001  ROUNDED               Tax-Managed DFA            MSCI WORLD EX USA
            INTX - 108     International Value Portfolio     INDEX (NET DIV.)
                           -----------------------------     -----------------
10/01       10/31/2001                   10,000.00              10,000.00
            11/30/2001                   10,442.68              10,393.05
            12/31/2001                   10,449.81              10,459.69
            1/31/2002                    10,093.43               9,927.67
            2/28/2002                    10,127.92               9,988.19
            3/31/2002                    10,748.70              10,519.13
            4/30/2002                    10,932.64              10,581.25
            5/31/2002                    11,323.50              10,719.90
            6/30/2002                    10,840.67              10,283.85
            7/31/2002                     9,852.02               9,261.52
            8/31/2002                     9,840.52               9,247.14
            9/30/2002                     8,702.42               8,266.41
            10/31/2002                    9,012.81               8,700.64
            11/30/2002                    9,472.65               9,101.20
2003        12/31/2002                    9,182.27               8,807.06
            1/31/2003                     8,971.18               8,471.49
            2/28/2003                     8,771.82               8,304.50
            3/31/2003                     8,619.37               8,144.45
            4/30/2003                     9,487.17               8,926.06
            5/31/2003                    10,143.88               9,479.67
            6/30/2003                    10,472.24               9,709.96
            7/31/2003                    10,894.41               9,932.72
            8/31/2003                    11,281.41              10,188.84
            9/30/2003                    11,656.67              10,494.52
            10/31/2003                   12,489.29              11,151.70
            11/30/2003                   12,712.10              11,404.48
2004        12/31/2003                   13,648.43              12,278.97
            1/31/2004                    14,029.87              12,449.94
            2/29/2004                    14,411.31              12,736.28
            3/31/2004                    14,625.87              12,800.04
            4/30/2004                    14,184.83              12,464.99
            5/31/2004                    14,304.03              12,523.26
            6/30/2004                    14,892.46              12,812.46
            7/31/2004                    14,315.05              12,421.74
            8/31/2004                    14,423.31              12,473.38
            9/30/2004                    14,816.52              12,836.97
            10/31/2004                   15,348.71              13,298.30
            11/30/2004                   16,485.65              14,182.70
2005        12/31/2004                   17,339.36              14,781.87
            1/31/2005                    17,241.88              14,490.86
            2/28/2005                    17,936.42              15,135.50
            3/31/2005                    17,497.76              14,791.94
            4/30/2005                    16,973.80              14,414.77
            5/31/2005                    16,998.17              14,441.06
            6/30/2005                    17,283.45              14,677.11
            7/31/2005                    18,035.98              15,151.11
            8/31/2005                    18,677.47              15,569.39
            9/30/2005                    19,252.27              16,279.93
            10/31/2005                   18,917.55              15,753.88
            11/30/2005                   19,227.47              16,171.07
2006        12/31/2005                   20,210.39              16,920.86
            1/31/2006                    21,602.46              17,991.10
            2/28/2006                    21,817.60              17,930.68
            3/31/2006                    22,652.85              18,499.33
            4/30/2006                    23,817.13              19,383.92
            5/31/2006                    22,842.68              18,647.48
            6/30/2006                    22,649.85              18,623.47
            7/31/2006                    23,010.60              18,797.96
            8/31/2006                    23,770.75              19,332.22
            9/30/2006                    24,047.27              19,316.65
            10/31/2006                   25,113.73              20,080.04
            11/30/2006                   25,959.09              20,678.14
2007        12/31/2006                   26,958.44              21,271.04
            1/31/2007                    27,477.14              21,400.80
            2/28/2007                    27,436.19              21,572.00
            3/31/2007                    28,352.14              22,124.75
            4/30/2007                    29,744.50              23,131.37
            5/31/2007                    30,740.98              23,645.05
            6/30/2007                    30,494.13              23,668.78
            7/31/2007                    29,676.33              23,341.60
            8/31/2007                    29,329.81              23,003.73
            9/30/2007                    30,894.79              24,310.66
            10/31/2007                   32,398.45              25,367.46
            11/30/2007                   30,504.95              24,375.45
2008        12/31/2007                   29,868.30              23,917.24
            1/31/2008                    27,376.73              21,760.83
            2/29/2008                    26,979.30              22,155.18
            3/31/2008                    27,365.54              21,838.92
            4/30/2008                    28,558.67              23,052.85
            5/31/2008                    28,573.97              23,402.67
            6/30/2008                    25,804.10              21,582.81
            7/31/2008                    25,131.22              20,814.76
            8/31/2008                    24,067.14              20,009.79
            9/30/2008                    21,478.56              17,120.81
            10/31/2008                   16,600.64              13,559.35
            11/30/2008                   15,514.92              12,824.03
2009        12/31/2008                   16,611.87              13,500.05
            1/31/2009                    14,395.89              12,240.40
            2/28/2009                    12,578.47              11,001.28
            3/31/2009                    13,831.42              11,726.22
            4/30/2009                    16,323.00              13,238.41
            5/31/2009                    18,750.68              14,912.63
            6/30/2009                    18,498.54              14,758.20
            7/31/2009                    20,654.82              16,143.96
            8/31/2009                    21,773.48              16,917.67
            9/30/2009                    22,835.89              17,615.66
            10/31/2009                   21,956.97              17,332.88
            11/30/2009                   22,608.02              17,761.74
2010        12/31/2009                   22,889.44              18,044.88
            1/31/2010                    21,532.43              17,199.03
            2/28/2010                    21,597.82              17,181.80
            3/31/2010                    23,230.28              18,287.85
            4/30/2010                    22,837.38              18,015.17
            5/31/2010                    20,168.93              16,027.20
            6/30/2010                    19,826.33              15,795.35
            7/31/2010                    22,186.21              17,255.24
            8/31/2010                    21,122.60              16,739.48
            9/30/2010                    23,376.99              18,345.25
            10/31/2010                   24,227.36              18,998.78
            11/30/2010                   23,076.85              18,194.20
2011        12/31/2010                   25,225.95              19,659.22
            1/31/2011                    26,298.68              20,082.72
            2/28/2011                    27,170.27              20,827.38
            3/31/2011                    26,450.35              20,410.15
            4/30/2011                    27,828.32              21,521.72
            5/31/2011                    26,769.63              20,883.72
            6/30/2011                    26,327.68              20,586.29
            7/31/2011                    25,490.52              20,246.71
            8/31/2011                    22,791.12              18,534.99
            9/30/2011                    20,322.48              16,673.65
10/11       10/31/2011                   22,334.09              18,295.22

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR    YEARS  YEARS
                                    -----  ------  -----
                                    -7.81% -2.32%  8.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 6, 2008-OCTOBER 31, 2011

3/6/2008    ROUNDED          T.A. World Ex U.S.     MSCI ALL COUNTRY WORLD
            TMGC - 407     Core Equity Portfolio    EX USA INDEX (NET DIV.)
                           ---------------------    -----------------------
03/08       3/6/2008               10,000.00               10,000.00
            3/31/2008              10,160.00                9,939.64
            4/30/2008              10,630.00               10,541.29
            5/31/2008              10,750.00               10,708.28
            6/30/2008               9,681.28                9,828.16
            7/31/2008               9,357.22                9,474.26
            8/31/2008               8,942.02                9,030.87
            9/30/2008               7,756.83                7,674.33
            10/31/2008              5,929.31                5,984.54
            11/30/2008              5,584.11                5,638.36
2009        12/31/2008              6,015.37                5,959.62
            1/31/2009               5,382.18                5,432.96
            2/28/2009               4,840.89                4,925.89
            3/31/2009               5,343.75                5,321.27
            4/30/2009               6,193.43                6,046.44
            5/31/2009               7,186.42                6,865.02
            6/30/2009               7,118.78                6,789.41
            7/31/2009               7,884.46                7,453.30
            8/31/2009               8,205.22                7,729.10
            9/30/2009               8,680.81                8,126.09
            10/31/2009              8,441.99                8,025.43
            11/30/2009              8,743.12                8,255.43
2010        12/31/2009              8,924.34                8,429.78
            1/31/2010               8,486.46                8,017.84
            2/28/2010               8,528.16                8,017.84
            3/31/2010               9,183.13                8,563.29
            4/30/2010               9,151.82                8,487.94
            5/31/2010               8,129.15                7,594.67
            6/30/2010               8,051.25                7,497.26
            7/31/2010               8,874.31                8,174.26
            8/31/2010               8,578.85                7,949.67
            9/30/2010               9,530.56                8,740.51
            10/31/2010              9,858.83                9,038.24
            11/30/2010              9,488.20                8,689.47
2011        12/31/2010             10,313.96                9,369.91
            1/31/2011              10,431.17                9,462.13
            2/28/2011              10,644.27                9,711.37
            3/31/2011              10,648.56                9,689.04
            4/30/2011              11,182.05               10,162.39
            5/31/2011              10,851.29                9,869.33
            6/30/2011              10,662.95                9,726.13
            7/31/2011              10,490.27                9,593.42
            8/31/2011               9,529.75                8,771.28
            9/30/2011               8,278.03                7,795.47
10/11       10/31/2011              9,114.52                8,616.68

                   AVERAGE ANNUAL    ONE      FROM
                   TOTAL RETURN      YEAR   3/6/2008
                                    ------  --------
                                    -7.55%   -2.50%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2011

     The year ending October 31, 2011 was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

     The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

     Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

     Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 3000(R) Index .........................   7.90%
Russell Microcap(R) Index (micro cap stocks) ..   2.11%
Russell 2000(R) Index (small cap stocks .......   6.71%
Russell 1000(R) Index (large cap stocks) ......   8.01%


   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 2000(R) Value Index (small cap value stocks) .....   3.54%
Russell 2000(R) Growth Index (small cap growth stocks) ...   9.84%
Russell 1000(R) Value Index (large cap value stocks) .....   6.16%
Russell 1000(R) Growth Index (large cap growth stocks) ...   9.92%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

     Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

     The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to U.S. value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

     For the 12 months ended October 31, 2011, total returns were 6.15% for the Portfolio and 5.94% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Russell benchmarks indicate that on the whole, growth stocks outperformed value stocks in the U.S. during the period. The Portfolio had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. These differences created differences in the specific mix of the deepest value stocks compared to the Index, which helped performance relative to the Index. This was partially offset by the Master Fund's exclusion of REITs and highly regulated utilities, two sectors that performed well during the period.

TAX-MANAGED U.S. EQUITY PORTFOLIO

     The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by investing in such stocks. (Prior to February 28, 2011, the Portfolio purchased shares of a Master Fund that invested in such stocks.) The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to the U.S. equity universe, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,600 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 7.92% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's outperformance was attributable to differences in the specific mix and weightings of its stocks relative to the Index. Dimensional's U.S. tax-managed strategies exclude REITs, a sector that performed well over the period. This exclusion contributed negatively to the Portfolio's performance relative to the Index.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

     The Tax-Managed U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks as measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small- and mid-capitalization value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 1,500 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 5.58% for the Portfolio and 3.54% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period large cap stocks outperformed small cap stocks in the U.S. and growth stocks outperformed value stocks in the U.S. The Portfolio had a greater allocation than the Index to mid cap stocks and a lower allocation to micro cap stocks. These differences were the primary drivers of the Portfolio's relative outperformance as compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities. REITs were among the lower performing sectors in small cap stocks, and their exclusion from the Portfolio contributed to the outperformance as compared to the Index.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

     The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,100 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 8.50% for the Portfolio and 6.71% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, large cap stocks outperformed small cap stocks in the U.S over the period. The Portfolio had a greater allocation than the Index to micro cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative outperformance as compared to the Index given that the micro cap stocks in the Portfolio significantly outperformed the micro cap stocks represented in the Index. Dimensional's small cap strategies exclude REITs which were among the lower performing sectors in small cap stocks. This exclusion from the Portfolio also contributed to the outperformance as compared to the Index.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

     The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics than the U.S. market as a whole while considering federal income tax implications of investment decisions. The investment strategy is process driven, emphasizing wide diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,000 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 6.97% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of the Portfolio's relative underperformance as compared to the Index. Dimensional's U.S. core equity strategies exclude REITs, a sector that performed well over the period. This exclusion from the Portfolio also contributed to the Portfolio's underperformance relative to the Index.

INTERNATIONAL EQUITY MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2011

     The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

     While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                        U.S. DOLLAR
                                          RETURN
                                        -----------
MSCI World ex USA Index .............      -3.70%
MSCI World ex USA Small Cap Index ...      -2.01%
MSCI World ex USA Growth Index ......      -4.74%
MSCI World ex USA Value Index .......      -2.73%

----------
     The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                       LOCAL
                                                      CURRENCY U.S. DOLLAR
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP    RETURN    RETURN
---------------------------------------------------   -------- -----------
United Kingdom .....................................     1.14%     2.10%
Japan ..............................................    -5.45%    -2.33%
Canada .............................................    -2.57%    -0.18%
France .............................................   -11.83%   -11.52%
Australia ..........................................    -4.39%     3.49%
Switzerland ........................................    -9.66%     2.03%
Germany ............................................    -7.39%    -7.07%
Spain ..............................................   -15.21%   -14.91%
Sweden .............................................    -7.75%    -4.35%
Hong Kong ..........................................    -8.67%    -8.82%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

     Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                            U.S. DOLLAR
                                              RETURN
                                            -----------
MSCI Emerging Markets Index .............      -7.72%
MSCI Emerging Markets Small Cap Index ...     -16.70%
MSCI Emerging Markets Value Index .......      -6.99%
MSCI Emerging Markets Growth Index ......      -8.45%

----------
     The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                              LOCAL
                                             CURRENCY   U.S. DOLLAR
TEN LARGEST EMERGING MARKETS BY MARKET CAP    RETURN      RETURN
------------------------------------------   --------   -----------
China ....................................   -15.62%     -15.76%
Brazil ...................................   -12.71%     -12.57%
South Korea ..............................     4.63%       6.24%
Taiwan ...................................    -5.30%      -3.07%
South Africa .............................    10.15%      -2.95%
India ....................................   -12.30%     -19.99%
Russia ...................................    -1.24%       0.22%
Mexico ...................................     5.26%      -1.38%
Malaysia .................................     2.08%       3.53%
Indonesia ................................     3.92%       4.92%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

     The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 475 securities in 23 developed countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ending October 31, 2011, total returns were -7.81% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's larger allocation than the Index to deep value stocks, which underperformed, and significantly lower allocation than the Index to extreme growth stocks, which outperformed, was the primary contributor to its relative underperformance as compared to the Index. An additional component of the Portfolio's relative underperformance as compared to the Index was due to differences in valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

     The T.A. World ex U.S. Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with deeper value characteristics, while considering federal income tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 6,350 securities in 23 developed markets and 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were -7.55% for the Portfolio and -4.66% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than by the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's larger allocation than the Index to deep value stocks and its greater allocation to small cap stocks were the primary sources of the Portfolio's relative underperformance as compared to the Index. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                                   BEGINNING    ENDING                  EXPENSES
                                                    ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                     VALUE      VALUE       EXPENSE      DURING
                                                   05/01/11    10/31/11      RATIO*     PERIOD*
                                                   ---------   ---------   ----------   --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
Actual Fund Return .............................   $1,000.00   $  868.23      0.38%      $1.79
Hypothetical 5% Annual Return ..................   $1,000.00   $1,023.29      0.38%      $1.94

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                   BEGINNING    ENDING                  EXPENSES
                                                    ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                     VALUE      VALUE       EXPENSE      DURING
                                                   05/01/11    10/31/11      RATIO*     PERIOD*
                                                   ---------   ---------   ----------   --------
TAX-MANAGED U.S. EQUITY PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  917.89      0.22%      $1.06
Hypothetical 5% Annual Return ..................   $1,000.00   $1,024.10      0.22%      $1.12
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  850.31      0.44%      $2.05
Hypothetical 5% Annual Return...................   $1,000.00   $1,022.99      0.44%      $2.24
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  868.15      0.52%      $2.45
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.58      0.52%      $2.65
T.A. U.S. CORE EQUITY 2 PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  883.10      0.24%      $1.14
Hypothetical 5% Annual Return ..................   $1,000.00   $1,024.00      0.24%      $1.22
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  802.56      0.56%      $2.54
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.38      0.56%      $2.85
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  815.11      0.49%      $2.24
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.74      0.49%      $2.50

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

     The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

                                                  AFFILIATED INVESTMENT COMPANY
                                                  -----------------------------
Tax-Managed U.S. Marketwide Value Portfolio ...                100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

Consumer Discretionary .......    12.0%
Consumer Staples .............    10.6%
Energy .......................    11.9%
Financials ...................    11.8%
Health Care ..................    12.0%
Industrials ..................    11.1%
Information Technology .......    19.3%
Materials ....................     4.1%
Other ........................      --
Telecommunication Services ...     3.0%
Utilities ....................     4.2%
                                 -----
                                 100.0%

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

Consumer Discretionary .......    18.3%
Consumer Staples .............     4.3%
Energy .......................    10.8%
Financials ...................    23.9%
Health Care ..................     6.8%
Industrials ..................    15.4%
Information Technology .......    11.5%
Materials ....................     7.9%
Other ........................      --
Telecommunication Services ...     0.6%
Utilities ....................     0.5%
                                 -----
                                 100.0%

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

Consumer Discretionary .......    16.1%
Consumer Staples .............     4.9%
Energy .......................     6.6%
Financials ...................    17.5%
Health Care ..................    10.2%
Industrials...................    17.5%
Information Technology .......    17.5%
Materials ....................     5.5%
Other ........................      --
Telecommunication Services ...     1.0%
Utilities ....................     3.2%
                                 -----
                                 100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

Consumer Discretionary ..........    14.3%
Consumer Staples ................     6.6%
Energy ..........................    12.0%
Financials ......................    17.4%
Health Care .....................    10.9%
Industrials .....................    13.8%
Information Technology ..........    14.2%
Materials .......................     5.0%
Other ...........................      --
Real Estate Investment Trusts ...      --
Telecommunication Services ......     3.2%
Utilities .......................     2.6%
                                    -----
                                   100.0%

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

Consumer Discretionary .......    12.0%
Consumer Staple ..............     5.4%
Energy .......................    16.2%
Financials ...................    26.6%
Health Care ..................     2.2%
Industrials ..................     9.3%
Information Technology .......     2.5%
Materials ....................    12.5%
Telecommunication Services ...     9.3%
Utilities ....................     4.0%
                                 -----
                                 100.0%

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

Consumer Discretionary .......    12.5%
Consumer Staples .............     6.9%
Energy .......................    10.0%
Financials ...................    24.0%
Health Care ..................     4.3%
Industrials ..................    15.4%
Information Technology .......     6.6%
Materials ....................    13.3%
Telecommunication Services ...     3.7%
Utilities ....................     3.3%
                                 -----
                                 100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                                                         VALUE+
                                                                                                     --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company ...   $2,063,422,119
                                                                                                     --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,826,832,642) ......................................................................   $2,063,422,119
                                                                                                     ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2011

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (11.1%)
   *Amazon.com, Inc. .....................................................         38,890   $    8,303,404         0.6%
   Comcast Corp. Class A .................................................        216,803        5,084,030         0.4%
   #Home Depot, Inc. .....................................................        169,942        6,083,924         0.4%
   McDonald's Corp. ......................................................        110,410       10,251,568         0.8%
   Walt Disney Co. (The) .................................................        152,091        5,304,934         0.4%
   Other Securities ......................................................                     128,397,108         9.4%
                                                                                            --------------        ----
Total Consumer Discretionary .............................................                     163,424,968        12.0%
                                                                                            --------------        ----
Consumer Staples -- (9.8%)
   Altria Group, Inc. ....................................................        221,200        6,094,060         0.4%
   Coca-Cola Co. (The) ...................................................        221,630       15,141,762         1.1%
   CVS Caremark Corp. ....................................................        144,297        5,237,981         0.4%
   Kraft Foods, Inc. Class A .............................................        179,972        6,331,415         0.5%
   PepsiCo, Inc. .........................................................        169,729       10,684,441         0.8%
   Philip Morris International, Inc. .....................................        190,143       13,285,291         1.0%
   Procter & Gamble Co. (The) ............................................        296,227       18,955,566         1.4%
   Wal-Mart Stores, Inc. .................................................        203,750       11,556,700         0.8%
   Other Securities ......................................................                      56,158,486         4.1%
                                                                                            --------------        ----
Total Consumer Staples ...................................................                     143,445,702        10.5%
                                                                                            --------------        ----
Energy -- (11.0%)
   Chevron Corp. .........................................................        215,944       22,684,917         1.7%
   ConocoPhillips ........................................................        140,355        9,775,726         0.7%
   Exxon Mobil Corp. .....................................................        507,509       39,631,378         2.9%
   Occidental Petroleum Corp. ............................................         85,485        7,944,976         0.6%
   Schlumberger, Ltd. ....................................................        140,318       10,309,163         0.7%
   Other Securities ......................................................                      70,885,005         5.2%
                                                                                            --------------        ----
Total Energy .............................................................                     161,231,165        11.8%
                                                                                            --------------        ----
Financials -- (10.9%)
   American Express Co. ..................................................        115,290        5,835,980         0.4%
   Bank of America Corp. .................................................        879,379        6,006,159         0.4%
   *Berkshire Hathaway, Inc. .............................................        147,274       11,466,754         0.9%
   Citigroup, Inc. .......................................................        256,100        8,090,199         0.6%
   JPMorgan Chase & Co. ..................................................        340,424       11,833,138         0.9%
   U.S. Bancorp ..........................................................        207,210        5,302,504         0.4%
   Wells Fargo & Co. .....................................................        527,537       13,668,484         1.0%
   Other Securities ......................................................                      98,014,260         7.2%
                                                                                            --------------        ----
Total Financials .........................................................                     160,217,478        11.8%
                                                                                            --------------        ----
Health Care -- (11.1%)
   Abbott Laboratories ...................................................        166,900        8,990,903         0.7%
   Amgen, Inc. ...........................................................         98,971        5,668,069         0.4%
   Bristol-Myers Squibb Co. ..............................................        182,255        5,757,435         0.4%
   Johnson & Johnson .....................................................        292,259       18,818,557         1.4%
   Merck & Co., Inc. .....................................................        331,822       11,447,859         0.8%
   Pfizer, Inc. ..........................................................        830,304       15,991,655         1.2%
   UnitedHealth Group, Inc. ..............................................        114,955        5,516,690         0.4%
   Other Securities ......................................................                      90,114,874         6.6%
                                                                                            --------------        ----
Total Health Care ........................................................                     162,306,042        11.9%
                                                                                            --------------        ----
Industrials -- (10.3%)
   3M Co. ................................................................         70,228        5,549,417         0.4%
   Caterpillar, Inc. .....................................................         68,959        6,513,867         0.5%
   General Electric Co. ..................................................      1,129,818       18,879,259         1.4%
   Union Pacific Corp. ...................................................         52,216        5,199,147         0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (Continued)
   United Parcel Service, Inc. ...........................................         78,387   $    5,505,903         0.4%
   United Technologies Corp. .............................................         72,851        5,680,921         0.4%
   Other Securities ......................................................                     103,423,234         7.6%
                                                                                            --------------        ----
Total Industrials ........................................................                     150,751,748        11.1%
                                                                                            --------------        ----
Information Technology -- (17.9%)
   *Apple, Inc. ..........................................................         99,202       40,154,986         2.9%
   Cisco Sytems, Inc. ....................................................        581,595       10,776,955         0.8%
   #*EMC Corp. ...........................................................        218,749        5,361,538         0.4%
   *Google, Inc. .........................................................         21,076       12,490,481         0.9%
   Intel Corp. ...........................................................        550,408       13,507,012         1.0%
   International Business Machines Corp. .................................        129,548       23,918,447         1.7%
   Microsoft Corp. .......................................................        786,237       20,937,491         1.5%
   Oracle Corp. ..........................................................        321,241       10,527,068         0.8%
   QUALCOMM, Inc. ........................................................        177,176        9,142,282         0.7%
   Visa, Inc. ............................................................         55,498        5,175,743         0.4%
   Other Securities ......................................................                     110,299,608         8.1%
                                                                                            --------------        ----
Total Information Technology .............................................                     262,291,611        19.2%
                                                                                            --------------        ----
Materials -- (3.8%)
   Other Securities ......................................................                      56,079,153         4.1%
                                                                                            --------------        ----
Other -- (0.0%)
   Other Securities ......................................................                           9,466         0.0%
                                                                                            --------------        ----
Telecommunication Services -- (2.8%)
   AT&T, Inc. ............................................................        638,881       18,725,602         1.4%
   Verizon Communications, Inc. ..........................................        303,071       11,207,566         0.8%
   Other Securities ......................................................                      10,672,740         0.8%
                                                                                            --------------        ----
Total Telecommunication Services .........................................                      40,605,908         3.0%
                                                                                            --------------        ----
Utilities -- (3.8%)
   Other Securities ......................................................                      56,504,555         4.1%
                                                                                            --------------        ----
TOTAL COMMON STOCKS ......................................................                   1,356,867,796        99.5%
                                                                                            --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                           1,788         0.0%
                                                                                            --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...      4,438,044        4,438,044         0.3%
                                                                                            --------------        ----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                             ------------
                                                                                (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@ DFA Short Term Investment Fund ......................................    104,898,174      104,898,174         7.7%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
      (Collateralized by $1,084,279 FHLMC, rates ranging from 4.500% to
      6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
      06/01/41, valued at $1,088,176) to be repurchased at $1,052,702 ....   $      1,053        1,052,698         0.1%
                                                                                            --------------        ----
TOTAL SECURITIES LENDING COLLATERAL ......................................                     105,950,872         7.8%
                                                                                            --------------        ----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                                VALUE+       OF NET ASSETS**
                                                                                            --------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,029,610,002) .................................................                  $1,467,258,500       107.6%
                                                                                            ==============       -----

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                    --------------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  163,424,968             --     --      $  163,424,968
   Consumer Staples .............      143,445,702             --     --         143,445,702
   Energy .......................      161,231,165             --     --         161,231,165
   Financials ...................      160,210,218   $      7,260     --         160,217,478
   Health Care ..................      162,306,042             --     --         162,306,042
   Industrials ..................      150,751,748             --     --         150,751,748
   Information Technology .......      262,291,611             --     --         262,291,611
   Materials ....................       56,079,153             --     --          56,079,153
   Other ........................               --          9,466     --               9,466
   Telecommunication Services ...       40,605,908             --     --          40,605,908
   Utilities ....................       56,504,555             --     --          56,504,555
Rights/Warrants .................            1,788             --     --               1,788
Temporary Cash Investments ......        4,438,044             --     --           4,438,044
Securities Lending Collateral ...               --    105,950,872     --         105,950,872
                                    --------------   ------------     --      --------------
TOTAL ...........................   $1,361,290,902   $105,967,598     --      $1,467,258,500
                                    ==============   ============     ==      ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (84.1%)
Consumer Discretionary -- (15.4%)
   #*BJ's Restaurants, Inc. ...............................................       248,223   $   13,138,443         0.6%
   #Dillard's, Inc. Class A ...............................................       401,591       20,693,984         0.9%
   #*GameStop Corp. Class A ...............................................       396,262       10,132,419         0.5%
   *Liberty Media Corp. - Liberty Capital Class A .........................       275,124       21,135,026         1.0%
   #*Mohawk Industries, Inc. ..............................................       190,548       10,032,352         0.5%
   #PVH Corp. .............................................................       105,006        7,813,496         0.3%
   #Royal Caribbean Cruises, Ltd. .........................................       333,477        9,910,936         0.4%
   #*Saks, Inc. ...........................................................       752,558        7,954,538         0.4%
   Other Securities .......................................................                    297,215,001        13.6%
                                                                                            --------------        -----
Total Consumer Discretionary ..............................................                    398,026,195        18.2%
                                                                                            --------------        -----
Consumer Staples -- (3.6%)
   #*Constellation Brands, Inc. Class A ...................................       410,827        8,306,922         0.4%
   #*Ralcorp Holdings, Inc. ...............................................       149,606       12,094,149         0.6%
   #*Smithfield Foods, Inc. ...............................................       387,168        8,850,660         0.4%
   Other Securities .......................................................                     64,562,082         2.9%
                                                                                            --------------        -----
Total Consumer Staples.....................................................                     93,813,813         4.3%
                                                                                            --------------        -----
Energy -- (9.1%)
   Bristow Group, Inc. ....................................................       178,325        8,877,018         0.4%
   *Complete Production Services, Inc. ....................................       233,480        7,658,144         0.4%
   *CVR Energy, Inc. ......................................................       314,600        7,789,496         0.4%
   #*Helix Energy Solutions Group, Inc. ...................................       637,560       11,514,334         0.5%
   Patterson-UTI Energy, Inc. .............................................       473,266        9,616,765         0.4%
   *Plains Exploration & Production Co. ...................................       372,716       11,740,554         0.5%
   #*Rowan Cos., Inc. .....................................................       322,685       11,129,406         0.5%
   #Sunoco, Inc. ..........................................................       258,741        9,632,927         0.4%
   #*Tesoro Corp. .........................................................       419,582       10,883,957         0.5%
   Other Securities .......................................................                    145,719,642         6.7%
                                                                                            --------------        -----
Total Energy ..............................................................                    234,562,243        10.7%
                                                                                            --------------        -----
Financials -- (20.1%)
   Allied World Assurance Co. Holdings AG .................................       155,508        9,035,015         0.4%
   *American Capital, Ltd. ................................................     1,164,025        9,044,474         0.4%
   American Financial Group, Inc. .........................................       370,385       13,270,895         0.6%
   #Assurant, Inc. ........................................................       361,018       13,913,634         0.6%
   *CNO Financial Group, Inc. .............................................     1,322,576        8,266,100         0.4%
   #Harleysville Group, Inc. ..............................................       204,374       12,009,016         0.6%
   *NASDAQ OMX Group, Inc. (The) ..........................................       388,777        9,738,864         0.4%
   Reinsurance Group of America, Inc. .....................................       235,808       12,316,252         0.6%
   Transatlantic Holdings, Inc. ...........................................       153,263        7,975,807         0.4%
   White Mountains Insurance Group, Ltd. ..................................        25,592       10,748,640         0.5%
   Other Securities .......................................................                    415,146,591        18.9%
                                                                                            --------------        -----
Total Financials ..........................................................                    521,465,288        23.8%
                                                                                            --------------        -----
Health Care -- (5.7%)
   *Coventry Health Care, Inc. ............................................       287,847        9,156,413         0.4%
   #*Healthspring, Inc. ...................................................       331,372       17,874,206         0.8%
   *Hologic, Inc. .........................................................       567,912        9,154,741         0.4%
   #*LifePoint Hospitals, Inc. ............................................       217,249        8,398,846         0.4%
   #Omnicare, Inc. ........................................................       309,025        9,215,126         0.4%
   #*Viropharma, Inc. .....................................................       381,204        7,715,569         0.4%
   Other Securities .......................................................                     87,167,212         4.0%
                                                                                            --------------        -----
Total Health Care .........................................................                    148,682,113         6.8%
                                                                                           --------------        -----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (12.9%)
   #Alexander & Baldwin, Inc. ............................................        215,659   $    8,952,005          0.4%
   #*Avis Budget Group, Inc. .............................................        549,560        7,748,796          0.4%
   #GATX Corp. ...........................................................        228,478        8,677,594          0.4%
   *Owens Corning, Inc. ..................................................        367,806       10,438,334          0.5%
   Ryder System, Inc. ....................................................        246,533       12,558,391          0.6%
   #Trinity Industries, Inc. .............................................        277,414        7,565,080          0.3%
   Other Securities ......................................................                     279,420,306         12.7%
                                                                                            --------------        -----
Total Industrials ........................................................                     335,360,506         15.3%
                                                                                            --------------        -----
Information Technology -- (9.7%)
   *Arrow Electronics, Inc. ..............................................        351,633       12,676,370          0.6%
   #*IAC/InterActiveCorp. ................................................        403,904       16,491,400          0.7%
   *Ingram Micro, Inc. Class A ...........................................        566,252       10,124,586          0.4%
   #*Tech Data Corp. .....................................................        174,947        8,603,893          0.4%
   Other Securities ......................................................                     203,016,075          9.3%
                                                                                            --------------        -----
Total Information Technology .............................................                     250,912,324         11.4%
                                                                                            --------------        -----
Materials -- (6.7%)
   #Ashland, Inc. ........................................................        210,546       11,150,516          0.5%
   #Domtar Corp. .........................................................        106,552        8,727,674          0.4%
   #MeadWestavco Corp. ...................................................        455,519       12,713,535          0.6%
   Reliance Steel & Aluminum Co. .........................................        200,657        8,867,033          0.4%
   Other Securities ......................................................                     131,047,205          6.0%
                                                                                            --------------        -----
Total Materials ..........................................................                     172,505,963          7.9%
                                                                                            --------------        -----
Other -- (0.0%)
   Other Securities ......................................................                             294          0.0%
                                                                                            --------------        -----
Telecommunication Services -- (0.5%)
   Other Securities ......................................................                      13,391,441          0.6%
                                                                                            --------------        -----
Utilities -- (0.4%)
   Other Securities ......................................................                      10,208,680          0.4%
                                                                                            --------------        -----
TOTAL COMMON STOCKS ......................................................                   2,178,928,860         99.4%
                                                                                            --------------        -----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...     10,592,695       10,592,695          0.5%
                                                                                            --------------        -----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                             ------------
                                                                                (000)
SECURITIES LENDING COLLATERAL -- (15.5%)
(S)@ DFA Short Term Investment Fund ......................................    401,452,817      401,452,817         18.3%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
      (Collateralized by $1,283,638 FHLMC, rates ranging from 4.500% to
      6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
      06/01/41, valued at $1,288,251) to be repurchased at $1,246,254 ....   $      1,246        1,246,250          0.1%
                                                                                            --------------        -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                     402,699,067         18.4%
                                                                                            --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,288,898,393) .................................................                  $2,592,220,622        118.3%
                                                                                            ==============        =====

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                    --------------------------------------------------------
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  398,026,195             --     --      $  398,026,195
   Consumer Staples .............       93,774,511   $     39,302     --          93,813,813
   Energy .......................      234,562,243             --     --         234,562,243
   Financials ...................      521,078,239        387,049     --         521,465,288
   Health Care ..................      148,682,113             --     --         148,682,113
   Industrials ..................      335,284,245         76,261     --         335,360,506
   Information Technology .......      250,912,324             --     --         250,912,324
   Materials ....................      172,505,963             --     --         172,505,963
   Other ........................               --            294     --                 294
   Telecommunication Services ...       13,391,441             --     --          13,391,441
   Utilities ....................       10,208,680             --     --          10,208,680
Temporary Cash Investments ......       10,592,695             --     --          10,592,695
Securities Lending Collateral ...               --    402,699,067     --         402,699,067
                                    --------------   ------------    ---      --------------
TOTAL ...........................   $2,189,018,649   $403,201,973     --      $2,592,220,622
                                    ==============   ============    ===      ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011


                                                                                                         PERCENTAGE
                                                                           SHARES         VALUE+       OF NET ASSETS**
                                                                          ---------   --------------   ---------------
COMMON STOCKS -- (81.5%)
Consumer Discretionary -- (13.1%)
   *99 Cents Only Stores ..............................................      94,400   $    2,057,920         0.2%
   Aaron's, Inc. ......................................................      76,498        2,047,086         0.2%
   #*Cabela's, Inc. ...................................................      89,625        2,233,455         0.2%
   Dillard's, Inc. Class A ............................................      80,522        4,149,299         0.3%
   *Domino's Pizza, Inc. ..............................................      68,329        2,188,578         0.2%
   #DSW, Inc. Class A .................................................      57,980        3,034,673         0.2%
   *Genesco, Inc. .....................................................      36,236        2,135,750         0.2%
   #*Jos. A. Bank Clothiers, Inc. .....................................      37,838        2,022,063         0.2%
   Men's Wearhouse, Inc. (The) ........................................      68,501        2,115,311         0.2%
   Penske Automotive Group, Inc. ......................................     118,352        2,413,197         0.2%
   #*Saks, Inc. .......................................................     221,647        2,342,809         0.2%
   *Steven Madden, Ltd. ...............................................      57,766        2,131,565         0.2%
   #*Ulta Salon Cosmetics & Fragrance, Inc. ...........................      44,461        2,991,781         0.2%
   Other Securities ...................................................                  163,034,426        13.4%
                                                                                      --------------        ----
Total Consumer Discretionary ..........................................                  194,897,913        16.1%
                                                                                      --------------        ----
Consumer Staples -- (4.0%)
   *Dean Foods Co. ....................................................     215,173        2,091,482         0.2%
   Fresh Del Monte Produce, Inc. ......................................      84,525        2,152,007         0.2%
   Nu Skin Enterprises, Inc. Class A ..................................      54,135        2,735,442         0.2%
   #PriceSmart, Inc. ..................................................      36,982        2,812,111         0.2%
   Ruddick Corp. ......................................................      46,400        2,028,144         0.2%
   SUPERVALU, Inc. ....................................................     245,688        1,970,418         0.1%
   *TreeHouse Foods, Inc. .............................................      37,236        2,284,056         0.2%
   Other Securities ...................................................                   43,430,269         3.6%
                                                                                      --------------        ----
Total Consumer Staples ................................................                   59,503,929         4.9%
                                                                                      --------------        ----
Energy -- (5.4%)
   Bristow Group, Inc. ................................................      48,818        2,430,160         0.2%
   *CVR Energy, Inc. ..................................................      94,364        2,336,453         0.2%
   *Helix Energy Solutions Group, Inc. ................................     119,387        2,156,129         0.2%
   HollyFrontier Corp. ................................................     179,388        5,505,418         0.4%
   #Lufkin Industries, Inc. ...........................................      36,862        2,178,176         0.2%
   #*Rosetta Resources, Inc. ..........................................      58,799        2,607,148         0.2%
   #*Western Refining, Inc. ...........................................     202,287        3,232,546         0.3%
   Other Securities ...................................................                   59,545,957         4.9%
                                                                                      --------------        ----
Total Energy ..........................................................                   79,991,987         6.6%
                                                                                      --------------        ----
Financials -- (14.3%)
   *CNO Financial Group, Inc. .........................................     336,171        2,101,069         0.2%
   Endurance Specialty Holdings, Ltd. .................................      55,968        2,082,010         0.1%
   Harleysville Group, Inc. ...........................................      36,351        2,135,985         0.2%
   #IBERIABANK Corp. ..................................................      45,942        2,376,120         0.2%
   Kemper Corp. .......................................................      79,614        2,140,820         0.2%
   Northwest Bancshares, Inc. .........................................     181,114        2,258,492         0.2%
   Webster Financial Corp. ............................................     117,064        2,299,137         0.2%
   Other Securities ...................................................                  196,278,314        16.2%
                                                                                      --------------        ----
Total Financials ......................................................                  211,671,947        17.5%
                                                                                      --------------        ----
Health Care -- (8.3%)
   #*Ariad Pharmaceuticals, Inc. ......................................     193,800        2,253,894         0.2%
   *Healthspring, Inc. ................................................      63,300        3,414,402         0.3%
   *Jazz Pharmaceuticals, Inc. ........................................      71,632        2,790,783         0.2%
   *Questcor Pharmaceuticals, Inc. ....................................      78,868        3,202,829         0.2%
   *Viropharma, Inc. ..................................................     115,735        2,342,476         0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                           SHARES         VALUE+       OF NET ASSETS**
                                                                          ---------   --------------   ---------------
Health Care -- (Continued)
   Other Securities ...................................................               $  108,909,213         9.0%
                                                                                      --------------        ----
Total Health Care .....................................................                  122,913,597        10.1%
                                                                                      --------------        ----
Industrials -- (14.2%)
   *Acacia Research--Acacia Technologies ..............................      54,207        2,159,607         0.2%
   Alexander & Baldwin, Inc. ..........................................      48,990        2,033,575         0.2%
   #GATX Corp. ........................................................      60,107        2,282,864         0.2%
   *Polypore International, Inc. ......................................      43,917        2,303,447         0.2%
   Robbins & Myers, Inc ...............................................      59,404        2,654,765         0.2%
   #Triumph Group, Inc. ...............................................      46,890        2,724,309         0.2%
   Other Securities ...................................................                  196,570,349        16.2%
                                                                                      --------------        ----
Total Industrials .....................................................                  210,728,916        17.4%
                                                                                      --------------        ----
Information Technology -- (14.3%)
   *IPG Photonics Corp. ...............................................      56,840        3,004,562         0.2%
   Other Securities ...................................................                  208,435,627        17.2%
                                                                                      --------------        ----
Total Information Technology ..........................................                  211,440,189        17.4%
                                                                                      --------------        ----
Materials -- (4.5%)
   Buckeye Technologies, Inc. .........................................      76,189        2,303,955         0.2%
   Carpenter Technology Corp. .........................................      50,262        2,850,861         0.2%
   Other Securities ...................................................                   61,786,405         5.1%
                                                                                      --------------        ----
Total Materials .......................................................                   66,941,221         5.5%
                                                                                      --------------        ----
Other -- (0.0%)
   Other Securities ...................................................                       63,240         0.0%
                                                                                      --------------        ----
Telecommunication Services -- (0.8%)
   Other Securities ...................................................                   11,684,731         1.0%
                                                                                      --------------        ----
Utilities -- (2.6%)
   Cleco Corp. ........................................................      53,455        1,970,886         0.2%
   Portland General Electric Co. ......................................      81,346        1,996,231         0.2%
   Other Securities ...................................................                   34,474,568         2.8%
                                                                                      --------------        ----
Total Utilities .......................................................                   38,441,685         3.2%
                                                                                      --------------        ----
TOTAL COMMON STOCKS....................................................                1,208,279,355        99.7%
                                                                                      --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ...................................................                          589         0.0%
                                                                                      --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares ..........................................................   3,782,768        3,782,768         0.3%
                                                                                      --------------        ----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                             SHARES/
                                                                              FACE                          PERCENTAGE
                                                                             AMOUNT          VALUE+       OF NET ASSETS**
                                                                          ------------   --------------   ---------------
                                                                             (000)
SECURITIES LENDING COLLATERAL -- (18.2%)
(S)@ DFA Short Term Investment Fund ....................................   267,536,645   $  267,536,645      22.1%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
      11/01/11 (Collateralized by $3,062,017 FHLMC, rates ranging from
      4.500% to 6.000%, maturities ranging from 07/01/30 to 10/01/36 &
      FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from
      06/01/26 to 06/01/41, valued at $3,073,023) to be repurchased at
      $2,972,842 .......................................................  $      2,973        2,972,832       0.2%
                                                                                         --------------     -----
TOTAL SECURITIES LENDING COLLATERAL ....................................                    270,509,477      22.3%
                                                                                         --------------     -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,164,780,787) ...............................................                 $1,482,572,189     122.3%
                                                                                         ==============     =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                         VALUATION INPUTS
                                     --------------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------------------
                                        LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                     --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary ........   $  194,897,913             --      --     $  194,897,913
   Consumer Staples ..............       59,490,448   $     13,481      --         59,503,929
   Energy ........................       79,991,987             --      --         79,991,987
   Financials ....................      211,576,987         94,960      --        211,671,947
   Health Care ...................      122,913,597             --      --        122,913,597
   Industrials ...................      210,719,545          9,371      --        210,728,916
   Information Technology ........      211,440,189             --      --        211,440,189
   Materials .....................       66,941,221             --      --         66,941,221
   Other .........................               --         63,240      --             63,240
   Telecommunication Services ....       11,684,731             --      --         11,684,731
   Utilities .....................       38,441,685             --      --         38,441,685
Rights/Warrants ..................              589             --      --                589
Temporary Cash Investments .......        3,782,768             --      --          3,782,768
Securities Lending Collateral ....               --    270,509,477      --        270,509,477
                                     --------------   ------------     ---     --------------
TOTAL ............................   $1,211,881,660   $270,690,529      --     $1,482,572,189
                                     ==============   ============     ===     ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                                        PERCENTAGE
                                                                          SHARES         VALUE+       OF NET ASSETS**
                                                                         ---------   --------------   ---------------
COMMON STOCKS -- (87.8%)
Consumer Discretionary -- (12.6%)
   Comcast Corp. Class A .............................................     398,517     $  9,345,224         0.4%
   #Home Depot, Inc. .................................................     144,802        5,183,912         0.2%
   Lowe's Cos., Inc. .................................................     255,861        5,378,198         0.2%
   #News Corp. Class A ...............................................     376,280        6,592,426         0.3%
   Time Warner Cable, Inc. ...........................................      88,298        5,623,700         0.2%
   Time Warner, Inc. .................................................     205,166        7,178,758         0.3%
   #Walt Disney Co. (The) ............................................     365,590       12,751,779         0.5%
   Other Securities ..................................................                  296,193,417        12.2%
                                                                                     --------------        ----
Total Consumer Discretionary .........................................                  348,247,414        14.3%
                                                                                     --------------        ----
Consumer Staples -- (5.8%)
   Coca-Cola Co. (The) ...............................................      86,353        5,899,637         0.2%
   CVS Caremark Corp. ................................................     259,493        9,419,596         0.4%
   #Kraft Foods, Inc. Class A ........................................     320,995       11,292,604         0.5%
   PepsiCo, Inc. .....................................................      84,836        5,340,426         0.2%
   Procter & Gamble Co. (The).........................................     250,219       16,011,514         0.7%
   Wal-Mart Stores, Inc. .............................................     140,778        7,984,928         0.3%
   Other Securities ..................................................                  105,151,120         4.3%
                                                                                     --------------        ----
Total Consumer Staples ...............................................                  161,099,825         6.6%
                                                                                     --------------        ----
Energy -- (10.5%)
   Anadarko Petroleum Corp. ..........................................      94,862        7,446,667         0.3%
   Apache Corp. ......................................................      75,890        7,560,921         0.3%
   Chevron Corp. .....................................................     387,812       40,739,651         1.7%
   ConocoPhillips ....................................................     258,034       17,972,068         0.7%
   Exxon Mobil Corp. .................................................     549,998       42,949,344         1.8%
   #National Oilwell Varco, Inc. .....................................      81,732        5,829,944         0.3%
   Occidental Petroleum Corp. ........................................      77,764        7,227,386         0.3%
   Other Securities ..................................................                  160,602,783         6.6%
                                                                                     --------------        ----
Total Energy .........................................................                  290,328,764        12.0%
                                                                                     --------------        ----
Financials -- (15.2%)
   Bank of America Corp. .............................................   1,224,953        8,366,429         0.3%
   #*Berkshire Hathaway, Inc. ........................................      90,836        7,072,491         0.3%
   Citigroup, Inc. ...................................................     265,649        8,391,852         0.4%
   Goldman Sachs Group, Inc. (The) ...................................      86,941        9,524,387         0.4%
   JPMorgan Chase & Co. ..............................................     781,550       27,166,678         1.1%
   *MetLife, Inc. ....................................................     191,743        6,741,684         0.3%
   PNC Financial Services Group, Inc. ................................     102,474        5,503,879         0.2%
   #*Prudential Financial, Inc. ......................................      95,695        5,186,669         0.2%
   Travelers Cos., Inc. (The) ........................................     100,570        5,868,260         0.2%
   U.S. Bancorp ......................................................     367,209        9,396,878         0.4%
   Wells Fargo & Co. .................................................     992,366       25,712,203         1.1%
   Other Securities ..................................................                  302,432,658        12.4%
                                                                                     --------------        ----
Total Financials .....................................................                  421,364,068        17.3%
                                                                                     --------------        ----
Health Care -- (9.6%)
   Johnson & Johnson .................................................     139,407        8,976,417         0.4%
   Merck & Co., Inc. .................................................     565,726       19,517,547         0.8%
   Pfizer, Inc. ......................................................   1,530,647       29,480,261         1.2%
   UnitedHealth Group, Inc. ..........................................     207,950        9,979,520         0.4%
   WellPoint, Inc. ...................................................      83,721        5,768,377         0.2%
   Other Securities ..................................................                  192,102,150         7.9%
                                                                                     --------------        ----
Total Health Care ....................................................                  265,824,272        10.9%
                                                                                     --------------        ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                          SHARES         VALUE+       OF NET ASSETS**
                                                                         ---------   --------------   ---------------
Industrials -- (12.2%)
   General Electric Co. ..............................................   2,034,859   $   34,002,494         1.4%
   Union Pacific Corp. ...............................................     100,059        9,962,875         0.4%
   Other Securities ..................................................                  291,691,758        12.0%
                                                                                     --------------        ----
Total Industrials ....................................................                  335,657,127        13.8%
                                                                                     --------------        ----
Information Technology -- (12.4%)
   *Apple, Inc. ......................................................      40,737       16,489,523         0.7%
   Cisco Sytems, Inc. ................................................     289,961        5,372,977         0.2%
   *Google, Inc. .....................................................       9,713        5,756,312         0.2%
   Hewlett-Packard Co. ...............................................     197,567        5,257,258         0.2%
   Intel Corp. .......................................................     517,438       12,697,929         0.5%
   International Business Machines Corp. .............................      45,323        8,367,985         0.4%
   Microsoft Corp. ...................................................     286,979        7,642,251         0.3%
   Oracle Corp. ......................................................     213,729        7,003,899         0.3%
   Visa, Inc. ........................................................      97,604        9,102,549         0.4%
   Other Securities ..................................................                  265,999,387        10.9%
                                                                                     --------------        ----
Total Information Technology .........................................                  343,690,070        14.1%
                                                                                     --------------        ----
Materials -- (4.4%)
   Dow Chemical Co. (The) ............................................     227,502        6,342,756         0.3%
   Other Securities ..................................................                  114,861,485         4.7%
                                                                                     --------------        ----
Total Materials ......................................................                  121,204,241         5.0%
                                                                                     --------------        ----
Other -- (0.0%)
   Other Securities ..................................................                       24,433         0.0%
                                                                                     --------------        ----
Real Estate Investment Trusts -- (0.0%)
   Other Securities ..................................................                        1,548         0.0%
                                                                                     --------------        ----
Telecommunication Services -- (2.8%)
   AT&T, Inc. ........................................................   1,141,948       33,470,496         1.4%
   Verizon Communications, Inc. ......................................     581,853       21,516,924         0.9%
   Other Securities ..................................................                   23,089,031         0.9%
                                                                                     --------------        ----
Total Telecommunication Services .....................................                   78,076,451         3.2%
                                                                                     --------------        ----
Utilities -- (2.3%)
   Other Securities ..................................................                   63,394,700         2.6%
                                                                                     --------------        ----
TOTAL COMMON STOCKS ..................................................                2,428,912,913        99.8%
                                                                                     --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ..................................................                       16,252         0.0%
                                                                                     --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares .........................................................   1,155,814        1,155,814         0.1%
                                                                                     --------------        ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                SHARES/
                                                                                 FACE                           PERCENTAGE
                                                                                AMOUNT           VALUE+       OF NET ASSETS**
                                                                              ------------   --------------   ---------------
                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@ DFA Short Term Investment Fund .......................................    320,099,588   $  320,099,588         13.2%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
      (Collateralized by $15,891,495 FHLMC, rates ranging from 4.500% to
      6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
      06/01/41, valued at $15,948,614) to be repurchased at $15,428,687 ...   $     15,429       15,428,636          0.6%
                                                                                             --------------        -----
TOTAL SECURITIES LENDING COLLATERAL .......................................                     335,528,224         13.8%
                                                                                             --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,359,010,070) ..................................................                  $2,765,613,203        113.7%
                                                                                             ==============        =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                           VALUATION INPUTS
                                       --------------------------------------------------------
                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                       --------------------------------------------------------
                                          LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                       --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary ..........   $  348,247,414             --     --      $  348,247,414
   Consumer Staples ................      161,099,825             --     --         161,099,825
   Energy ..........................      290,328,764             --     --         290,328,764
   Financials ......................      421,313,084   $     50,984     --         421,364,068
   Health Care .....................      265,824,272             --     --         265,824,272
   Industrials .....................      335,648,241          8,886     --         335,657,127
   Information Technology ..........      343,690,070             --     --         343,690,070
   Materials .......................      121,204,241             --     --         121,204,241
   Other ...........................               --         24,433     --              24,433
   Real Estate Investment Trusts ...            1,548             --     --               1,548
   Telecommunication Services ......       78,076,451             --     --          78,076,451
   Utilities........................       63,394,700             --     --          63,394,700
Rights/Warrants ....................           16,252             --     --              16,252
Temporary Cash Investments .........        1,155,814             --     --           1,155,814
Securities Lending Collateral ......               --    335,528,224     --         335,528,224
                                       --------------   ------------    ---      --------------
TOTAL ..............................   $2,430,000,676   $335,612,527     --      $2,765,613,203
                                       ==============   ============    ===      ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                                      PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
COMMON STOCKS -- (98.6%)
AUSTRALIA -- (5.9%)
   Origin Energy, Ltd. ............................................       793,593   $   11,958,947         0.7%
   Wesfarmers, Ltd. ...............................................       886,873       30,090,207         1.6%
   Other Securities ...............................................                     67,986,695         3.7%
                                                                                    --------------        -----
TOTAL AUSTRALIA ...................................................                    110,035,849         6.0%
                                                                                    --------------        -----
AUSTRIA -- (0.2%)
   Other Securities ...............................................                      2,990,884         0.2%
                                                                                    --------------        -----
BELGIUM -- (1.0%)
   Other Securities ...............................................                     18,649,635         1.0%
                                                                                    --------------        -----
CANADA -- (13.0%)
   *Canadian National Resources, Ltd. .............................       431,001       15,203,406         0.8%
   Encana Corp. ...................................................       577,997       12,537,041         0.7%
   Goldcorp, Inc. .................................................       343,891       16,733,096         0.9%
   Kinross Gold Corp. .............................................       754,797       10,760,637         0.6%
   Manulife Financial Corp. .......................................     1,115,709       14,730,605         0.8%
   Sun Life Financial, Inc. .......................................       494,520       12,482,692         0.7%
   Suncor Energy, Inc. ............................................       975,599       31,076,266         1.7%
   Teck Resources, Ltd. Class B ...................................       362,968       14,551,494         0.8%
   Thomson Reuters Corp. ..........................................       335,015        9,911,806         0.5%
   TransCanada Corp. ..............................................       527,484       22,422,370         1.2%
   Other Securities ...............................................                     80,232,907         4.4%
                                                                                    --------------        -----
TOTAL CANADA ......................................................                    240,642,320        13.1%
                                                                                    --------------        -----
DENMARK -- (1.1%)
   Other Securities ...............................................                     20,394,747         1.1%
                                                                                    --------------        -----
FINLAND -- (0.6%)
   Other Securities ...............................................                     10,307,364         0.6%
                                                                                    --------------        -----
FRANCE -- (9.7%)
   AXA SA .........................................................       948,963       15,263,070         0.8%
   Cie de Saint-Gobain SA .........................................       282,075       13,036,802         0.7%
   France Telecom SA ..............................................       647,924       11,648,914         0.6%
   GDF Suez SA ....................................................       917,391       25,845,396         1.4%
   Societe Generale SA ............................................       351,149       10,054,011         0.5%
   Vivendi SA .....................................................       949,725       21,222,959         1.2%
   Other Securities ...............................................                     82,096,825         4.5%
                                                                                    --------------        -----
TOTAL FRANCE ......................................................                    179,167,977         9.7%
                                                                                    --------------        -----
GERMANY -- (8.4%)
   Allianz SE .....................................................       169,942       18,908,110         1.0%
   Bayerische Motoren Werke AG ....................................       188,535       15,315,477         0.8%
   Daimler AG .....................................................       468,831       23,811,505         1.3%
   #Deutsche Bank AG ..............................................       239,182        9,904,527         0.6%
   Deutsche Telekom AG ............................................       920,799       11,697,955         0.6%
   E.ON AG ........................................................       836,863       20,180,938         1.1%
   Munchener Rueckversicherungs-Gesellschaft AG ...................        86,591       11,596,215         0.6%
   Other Securities ...............................................                     43,823,526         2.4%
                                                                                    --------------        -----
TOTAL GERMANY .....................................................                    155,238,253         8.4%
                                                                                    --------------        -----
GREECE -- (0.1%)
   Other Securities ...............................................                      1,009,336         0.1%
                                                                                    --------------        -----
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd. ........................................     1,251,000       11,434,283         0.6%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
HONG KONG -- (Continued)
   Other Securities ...............................................                 $   14,744,216         0.8%
                                                                                    --------------        -----
TOTAL HONG KONG ...................................................                     26,178,499         1.4%
                                                                                    --------------        -----
IRELAND -- (0.3%)
   Other Securities ...............................................                      5,024,468         0.3%
                                                                                    --------------        -----
ISRAEL -- (0.5%)
   Other Securities ...............................................                      8,353,626         0.5%
                                                                                    --------------        -----
ITALY -- (1.5%)
   Telecom Italia SpA .............................................     8,344,059       10,382,316         0.5%
   Other Securities ...............................................                     17,785,024         1.0%
                                                                                    --------------        -----
TOTAL ITALY .......................................................                     28,167,340         1.5%
                                                                                    --------------        -----
JAPAN -- (19.4%)
   Mitsubishi UFJ Financial Group, Inc. ...........................     5,515,634       23,970,600         1.3%
   Panasonic Corp. ................................................       944,400        9,547,026         0.5%
   Sony Corp. Sponsored ADR .......................................       678,816       14,234,772         0.8%
   Sumitomo Mitsui Financial Group, Inc. ..........................       588,727       16,455,818         0.9%
   Toyota Motor Corp. Sponsored ADR ...............................       268,717       17,926,111         1.0%
   Other Securities ...............................................                    277,847,254        15.0%
                                                                                    --------------        -----
TOTAL JAPAN .......................................................                    359,981,581        19.5%
                                                                                    --------------        -----
NETHERLANDS -- (3.1%)
   ArcelorMittal NV ...............................................       690,103       14,307,920         0.8%
   *ING Groep NV ..................................................     1,104,041        9,517,913         0.5%
   Koninklijke Philips Electronics NV .............................       599,714       12,484,072         0.7%
   Other Securities ...............................................                     21,477,894         1.1%
                                                                                    --------------        -----
TOTAL NETHERLANDS .................................................                     57,787,799         3.1%
                                                                                    --------------        -----
NEW ZEALAND -- (0.1%)
   Other Securities ...............................................                      1,787,204         0.1%
                                                                                    --------------        -----
NORWAY -- (1.1%)
   Other Securities ...............................................                     21,163,138         1.1%
                                                                                    --------------        -----
PORTUGAL -- (0.1%)
   Other Securities ...............................................                      1,570,577         0.1%
                                                                                    --------------        -----
SINGAPORE -- (0.6%)
   Other Securities ...............................................                     11,317,473         0.6%
                                                                                    --------------        -----
SPAIN -- (2.7%)
   Banco Santander SA .............................................     1,323,362       11,200,753         0.6%
   Other Securities ...............................................                     38,302,705         2.1%
                                                                                    --------------        -----
TOTAL SPAIN .......................................................                     49,503,458         2.7%
                                                                                    --------------        -----
SWEDEN -- (2.7%)
   Nordea Bank AB .................................................     1,538,216       13,968,349         0.7%
   Other Securities ...............................................                     36,664,206         2.0%
                                                                                    --------------        -----
TOTAL SWEDEN ......................................................                     50,632,555         2.7%
                                                                                    --------------        -----
SWITZERLAND -- (5.5%)
   Holcim, Ltd. ...................................................       241,079       15,266,591         0.8%
   Novartis AG ADR ................................................       189,650       10,709,536         0.6%
   *Swiss Re, Ltd. ................................................       325,311       17,761,494         1.0%
   Zurich Financial Services AG ...................................       126,104       29,059,858         1.6%
   Other Securities ...............................................                     29,857,180         1.6%
                                                                                    --------------        -----
TOTAL SWITZERLAND .................................................                    102,654,659         5.6%
                                                                                    --------------        -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
UNITED KINGDOM -- (19.6%)
   Aviva P.L.C. ...................................................     1,899,636   $   10,363,573          0.6%
   Barclays P.L.C. Sponsored ADR ..................................     1,025,997       12,835,222          0.7%
   BP P.L.C. Sponsored ADR ........................................     1,158,641       51,188,759          2.8%
   Kingfisher P.L.C. ..............................................     2,319,541        9,610,062          0.5%
   Royal Dutch Shell P.L.C. ADR ...................................     1,012,251       72,679,622          3.9%
   Vodafone Group P.L.C. ..........................................    13,861,205       38,488,167          2.1%
   Vodafone Group P.L.C. Sponsored ADR ............................     1,779,829       49,550,439          2.7%
   William Morrison Supermarkets P.L.C. ...........................     2,063,732       10,007,898          0.5%
   Xstrata P.L.C. .................................................     1,169,069       19,472,633          1.0%
   Other Securities ...............................................                     89,528,291          4.9%
                                                                                    --------------        -----
TOTAL UNITED KINGDOM ..............................................                    363,724,666         19.7%
                                                                                    --------------        -----
TOTAL COMMON STOCKS ...............................................                  1,826,283,408         99.1%
                                                                                    --------------        -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Other Securities ...............................................                      2,694,415          0.1%
                                                                                    --------------        -----
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
   Other Securities ...............................................                        369,115          0.0%
                                                                                    --------------        -----

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT         VALUE+
                                                                      -----------   --------------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@ DFA Short Term Investment Fund ...............................    21,239,886       21,239,886          1.2%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
      $2,498,148) to be repurchased at $2,449,172 .................   $     2,449        2,449,165          0.1%
                                                                                    --------------        -----
TOTAL SECURITIES LENDING COLLATERAL ...............................                     23,689,051          1.3%
                                                                                    --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,925,039,486) ..........................................                 $1,853,035,989        100.5%
                                                                                    ==============        =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                         VALUATION INPUTS
                                     --------------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------------------
                                       LEVEL 1         LEVEL 2       LEVEL 3       TOTAL
                                     ------------   --------------   -------   --------------
Common Stocks
   Australia ....................    $  1,303,173   $  108,732,676     --      $  110,035,849
   Austria ......................              --        2,990,884     --           2,990,884
   Belgium ......................         692,498       17,957,137     --          18,649,635
   Canada .......................     240,642,320               --     --         240,642,320
   Denmark ......................              --       20,394,747     --          20,394,747
   Finland ......................              --       10,307,364     --          10,307,364
   France .......................      14,738,184      164,429,793     --         179,167,977
   Germany ......................      26,582,823      128,655,430     --         155,238,253
   Greece .......................              --        1,009,336     --           1,009,336
   Hong Kong ....................              --       26,178,499     --          26,178,499
   Ireland ......................       2,253,255        2,771,213     --           5,024,468
   Israel .......................       1,375,187        6,978,439     --           8,353,626
   Italy ........................       2,564,309       25,603,031     --          28,167,340
   Japan ........................      42,938,081      317,043,500     --         359,981,581
   Netherlands ..................       1,795,478       55,992,321     --          57,787,799
   New Zealand ..................              --        1,787,204     --           1,787,204
   Norway .......................              --       21,163,138     --          21,163,138
   Portugal .....................              --        1,570,577     --           1,570,577
   Singapore ....................              --       11,317,473     --          11,317,473
   Spain ........................       9,920,022       39,583,436     --          49,503,458
   Sweden .......................       1,320,883       49,311,672     --          50,632,555
   Switzerland ..................      12,543,018       90,111,641     --         102,654,659
   United Kingdom ...............     201,417,340      162,307,326     --         363,724,666
Preferred Stocks
   Germany ......................              --        2,694,415     --           2,694,415
Rights/Warrants
   Hong Kong ....................              --          369,115     --             369,115
Securities Lending Collateral ...              --       23,689,051     --          23,689,051
                                     ------------   --------------    ---      --------------
TOTAL ...........................    $560,086,571   $1,292,949,418     --      $1,853,035,989
                                     ============   ==============    ===      ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.3%)
   Australia & New Zealand Banking Group, Ltd. ....................       113,240       $ 2,558,810         0.2%
   Commonwealth Bank of Australia NL ..............................        51,776         2,659,728         0.3%
   National Australia Bank, Ltd. ..................................       130,708         3,491,123         0.3%
   Wesfarmers, Ltd. ...............................................        63,076         2,140,070         0.2%
   Westpac Banking Corp. ..........................................       129,797         3,012,091         0.3%
   Other Securities ...............................................                      43,559,181         4.2%
                                                                                     --------------        ----
TOTAL AUSTRALIA ...................................................                      57,421,003         5.5%
                                                                                     --------------        ----
AUSTRIA -- (0.3%)
   Other Securities ...............................................                       3,451,111         0.3%
                                                                                     --------------        ----
BELGIUM -- (0.8%)
   Other Securities ...............................................                       8,316,634         0.8%
                                                                                     --------------        ----
BRAZIL -- (2.0%)
   Petroleo Brasileiro SA ADR .....................................        81,691         2,206,474         0.2%
   Other Securities ...............................................                      19,571,971         1.9%
                                                                                     --------------        ----
TOTAL BRAZIL ......................................................                      21,778,445         2.1%
                                                                                     --------------        ----
CANADA -- (8.5%)
   Bank of Montreal ...............................................        36,473         2,154,898         0.2%
   Bank of Nova Scotia ............................................        39,481         2,080,699         0.2%
   Royal Bank of Canada ...........................................        52,074         2,540,093         0.2%
   Suncor Energy, Inc. ............................................        94,688         3,016,146         0.3%
   Teck Resources, Ltd. Class B ...................................        43,200         1,731,901         0.2%
   Toronto Dominion Bank ..........................................        48,900         3,690,742         0.3%
   TransCanada Corp. ..............................................        44,102         1,874,694         0.2%
   Other Securities ...............................................                      74,037,356         7.1%
                                                                                     --------------        ----
TOTAL CANADA ......................................................                      91,126,529         8.7%
                                                                                     --------------        ----
CHILE -- (0.5%)
   Other Securities ...............................................                       5,762,628         0.6%
                                                                                     --------------        ----
CHINA -- (4.3%)
   China Construction Bank Corp. Series H .........................     3,488,200         2,562,904         0.2%
   China Mobile, Ltd. Sponsored ADR ...............................        58,300         2,772,748         0.3%
   Other Securities ...............................................                      41,533,777         4.0%
                                                                                     --------------        ----
TOTAL CHINA .......................................................                      46,869,429         4.5%
                                                                                     --------------        ----
COLOMBIA -- (0.0%)
   Other Securities ...............................................                         212,682         0.0%
                                                                                     --------------        ----
CZECH REPUBLIC -- (0.1%)
   Other Securities ...............................................                       1,008,605         0.1%
                                                                                     --------------        ----
DENMARK -- (0.6%)
   Other Securities ...............................................                       6,324,433         0.6%
                                                                                     --------------        ----
EGYPT -- (0.0%)
   Other Securities ...............................................                          56,197         0.0%
                                                                                     --------------        ----
FINLAND -- (1.0%)
   Other Securities ...............................................                      10,954,296         1.1%
                                                                                     --------------        ----
FRANCE -- (5.3%)
   BNP Paribas SA .................................................        53,605         2,393,725         0.2%
   GDF Suez SA ....................................................        70,664         1,990,797         0.2%
   *Sanofi SA .....................................................        41,470         2,966,724         0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
FRANCE -- (Continued)
   Schneider Electric SA ..........................................        30,730    $    1,804,456         0.2%
   Total SA Sponsored ADR .........................................        82,103         4,293,987         0.4%
   Other Securities ...............................................                      43,314,228         4.1%
                                                                                     --------------        ----
TOTAL FRANCE ......................................................                      56,763,917         5.4%
                                                                                     --------------        ----
GERMANY -- (4.3%)
   Allianz SE .....................................................        18,576         2,066,805         0.2%
   Bayerische Motoren Werke AG ....................................        25,204         2,047,425         0.2%
   Daimler AG .....................................................        54,262         2,755,918         0.3%
   #Deutsche Bank AG ..............................................        50,857         2,105,988         0.2%
   E.ON AG ........................................................       110,484         2,664,320         0.2%
   Other Securities ...............................................                      34,286,331         3.3%
                                                                                     --------------        ----
TOTAL GERMANY .....................................................                      45,926,787         4.4%
                                                                                     --------------        ----
GREECE -- (0.3%)
   Other Securities ...............................................                       2,772,203         0.3%
                                                                                     --------------        ----
HONG KONG -- (1.8%)
   Other Securities ...............................................                      18,945,986         1.8%
                                                                                     --------------        ----
HUNGARY -- (0.1%)
   Other Securities ...............................................                         897,828         0.1%
                                                                                     --------------        ----
INDIA -- (2.1%)
   Other Securities ...............................................                      22,200,900         2.1%
                                                                                     --------------        ----
INDONESIA -- (0.9%)
   Other Securities ...............................................                       9,760,263         0.9%
                                                                                     --------------        ----
IRELAND -- (0.4%)
   Other Securities ...............................................                       4,634,404         0.5%
                                                                                     --------------        ----
ISRAEL -- (0.4%)
   Other Securities ...............................................                       4,441,132         0.4%
                                                                                     --------------        ----
ITALY -- (1.5%)
   Other Securities ...............................................                      16,439,625         1.6%
                                                                                     --------------        ----
JAPAN -- (14.5%)
   Mitsubishi UFJ Financial Group, Inc. ADR .......................       441,377         1,911,162         0.2%
   Mizuho Financial Group, Inc. ...................................     1,346,955         1,885,318         0.2%
   Sumitomo Mitsui Financial Group, Inc. ..........................        81,683         2,283,165         0.2%
   Toyota Motor Corp. Sponsored ADR ...............................        50,053         3,339,036         0.3%
   Other Securities ...............................................                     147,002,170        14.1%
                                                                                     --------------        ----
TOTAL JAPAN .......................................................                     156,420,851        15.0%
                                                                                     --------------        ----
MALAYSIA -- (0.9%)
   Other Securities ...............................................                      10,171,549         1.0%
                                                                                     --------------        ----
MEXICO -- (1.0%)
   Other Securities ...............................................                      11,267,113         1.1%
                                                                                     --------------        ----
NETHERLANDS -- (1.6%)
   *ING Groep NV Sponsored ADR ....................................       263,004         2,272,355         0.2%
   Other Securities ...............................................                      15,072,239         1.5%
                                                                                     --------------        ----
TOTAL NETHERLANDS .................................................                      17,344,594         1.7%
                                                                                     --------------        ----
NEW ZEALAND -- (0.2%)
   Other Securities ...............................................                       2,215,936         0.2%
                                                                                     --------------        ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
NORWAY -- (0.7%)
   Other Securities ...............................................                     $ 7,691,192         0.7%
                                                                                     --------------        ----
PERU -- (0.0%)
   Other Securities ...............................................                         344,101         0.0%
                                                                                     --------------        ----
PHILIPPINES -- (0.3%)
   Other Securities ...............................................                       3,552,424         0.3%
                                                                                     --------------        ----
POLAND -- (0.4%)
   Other Securities ...............................................                       4,299,950         0.4%
                                                                                     --------------        ----
PORTUGAL -- (0.3%)
   Other Securities ...............................................                       2,809,564         0.3%
                                                                                     --------------        ----
RUSSIA -- (0.7%)
   Gazprom OAO Sponsored ADR ......................................       275,506         3,193,765         0.3%
   Other Securities ...............................................                       4,558,727         0.4%
                                                                                     --------------        ----
TOTAL RUSSIA ......................................................                       7,752,492         0.7%
                                                                                     --------------        ----
SINGAPORE -- (1.1%)
   Other Securities ...............................................                      12,029,233         1.2%
                                                                                     --------------        ----
SOUTH AFRICA -- (1.9%)
   Other Securities ...............................................                      20,284,701         2.0%
                                                                                     --------------        ----
SOUTH KOREA -- (4.1%)
   Samsung Electronics Co., Ltd. ..................................         4,072         3,505,427         0.3%
   Other Securities ...............................................                      40,522,942         3.9%
                                                                                     --------------        ----
TOTAL SOUTH KOREA .................................................                      44,028,369         4.2%
                                                                                     --------------        ----
SPAIN -- (1.8%)
   Banco Santander SA .............................................       319,335         2,702,807         0.2%
   Other Securities ...............................................                      16,443,987         1.6%
                                                                                     --------------        ----
TOTAL SPAIN .......................................................                      19,146,794         1.8%
                                                                                     --------------        ----
SWEDEN -- (2.2%)
   Other Securities ...............................................                      23,562,056         2.3%
                                                                                     --------------        ----
SWITZERLAND -- (4.4%)
   Holcim, Ltd. ...................................................        31,260         1,979,574         0.2%
   Nestle SA ......................................................        61,188         3,538,973         0.3%
   Novartis AG ADR ................................................        93,214         5,263,795         0.5%
   *Swiss Re, Ltd. ................................................        36,031         1,967,239         0.2%
   Zurich Financial Services AG ...................................         9,853         2,270,561         0.2%
   Other Securities ...............................................                      31,984,384         3.1%
                                                                                     --------------        ----
TOTAL SWITZERLAND .................................................                      47,004,526         4.5%
                                                                                     --------------        ----
TAIWAN -- (3.1%)
   Other Securities ...............................................                      33,453,640         3.2%
                                                                                     --------------        ----
THAILAND -- (0.6%)
   Other Securities ...............................................                       6,317,573         0.6%
                                                                                     --------------        ----
TURKEY -- (0.4%)
   Other Securities ...............................................                       4,601,460         0.4%
                                                                                     --------------        ----
UNITED KINGDOM -- (14.2%)
   Anglo American P.L.C. ..........................................        83,163         3,048,792         0.3%
   BP P.L.C. Sponsored ADR ........................................       216,329         9,557,415         0.9%
   HSBC Holdings P.L.C. ...........................................       333,472         2,966,404         0.3%
   HSBC Holdings P.L.C. Sponsored ADR .............................       132,375         5,779,492         0.6%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
UNITED KINGDOM -- (Continued)
   Legal & General Group P.L.C. ...................................     1,002,504    $    1,766,020         0.2%
   Royal Dutch Shell P.L.C. ADR ...................................       151,539        10,880,500         1.0%
   Royal Dutch Shell P.L.C. Series B ..............................        59,695         2,141,744         0.2%
   Standard Chartered P.L.C. ......................................       158,961         3,709,243         0.4%
   Tesco P.L.C. ...................................................       362,537         2,337,424         0.2%
   Vodafone Group P.L.C. Sponsored ADR ............................       343,133         9,552,823         0.9%
   Xstrata P.L.C. .................................................       176,940         2,947,206         0.3%
   Other Securities ...............................................                      98,306,517         9.4%
                                                                                     --------------        ----
TOTAL UNITED KINGDOM ..............................................                     152,993,580        14.7%
                                                                                     --------------        ----
UNITED STATES -- (0.0%)
   Other Securities ...............................................                          36,859         0.0%
                                                                                     --------------        ----
TOTAL COMMON STOCKS ...............................................                   1,023,393,594        98.1%
                                                                                     --------------        ----
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
   Petroleo Brasileiro SA ADR .....................................       116,010         2,933,893         0.3%
   Other Securities ...............................................                      11,448,593         1.1%
                                                                                     --------------        ----
TOTAL BRAZIL ......................................................                      14,382,486         1.4%
                                                                                     --------------        ----
CHILE -- (0.0%)
   Other Securities ...............................................                          85,064         0.0%
                                                                                     --------------        ----
GERMANY -- (0.1%)
   Other Securities ...............................................                         709,256         0.1%
                                                                                     --------------        ----
MALAYSIA -- (0.0%)
   Other Securities ...............................................                          13,326         0.0%
                                                                                     --------------        ----
TOTAL PREFERRED STOCKS ............................................                      15,190,132         1.5%
                                                                                     --------------        ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities ...............................................                              84         0.0%
                                                                                     --------------        ----
BELGIUM -- (0.0%)
   Other Securities ...............................................                             132         0.0%
                                                                                     --------------        ----
CANADA -- (0.0%)
   Other Securities ...............................................                           1,940         0.0%
                                                                                     --------------        ----
CHINA -- (0.0%)
   Other Securities ...............................................                              --         0.0%
                                                                                     --------------        ----
HONG KONG -- (0.0%)
   Other Securities ...............................................                          46,361         0.0%
                                                                                     --------------        ----
ITALY -- (0.0%)
   Other Securities ...............................................                          80,459         0.0%
                                                                                     --------------        ----
NORWAY -- (0.0%)
   Other Securities ...............................................                              --         0.0%
                                                                                     --------------        ----
SINGAPORE -- (0.0%)
   Other Securities ...............................................                           6,391         0.0%
                                                                                     --------------        ----
SOUTH KOREA -- (0.0%)
   Other Securities ...............................................                          34,003         0.0%
                                                                                     --------------        ----
TAIWAN -- (0.0%)
   Other Securities ...............................................                           2,812         0.0%
                                                                                     --------------        ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                        SHARES          VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
THAILAND -- (0.0%)
   Other Securities ...............................................                  $        4,376          0.0%
                                                                                     --------------        -----
UNITED KINGDOM -- (0.0%)
   Other Securities ...............................................                             200          0.0%
                                                                                     --------------        -----
TOTAL RIGHTS/WARRANTS .............................................                         176,758          0.0%
                                                                                     --------------        -----

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT           VALUE+
                                                                      -----------    --------------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@ DFA Short Term Investment Fund ...............................    33,989,531        33,989,531          3.2%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
      $6,016,682) to be repurchased at $5,898,726 .................   $     5,899         5,898,708          0.6%
                                                                                     --------------        -----
TOTAL SECURITIES LENDING COLLATERAL ...............................                      39,888,239          3.8%
                                                                                     --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $991,143,198) ............................................                  $1,078,648,723        103.4%
                                                                                     ==============        =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                       ------------------------------------------------------
                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------------
                                         LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                       ------------   ------------   -------   --------------

Common Stocks
   Australia .......................   $  2,274,046   $ 55,146,957     --      $  57,421,003
   Austria .........................         11,381      3,439,730     --          3,451,111
   Belgium .........................      1,359,640      6,956,994     --          8,316,634
   Brazil ..........................     21,778,445             --     --         21,778,445
   Canada ..........................     91,070,433         56,096     --         91,126,529
   Chile ...........................      5,762,628             --     --          5,762,628
   China ...........................      8,948,025     37,921,404     --         46,869,429
   Colombia ........................        212,682             --     --            212,682
   Czech Republic ..................             --      1,008,605     --          1,008,605
   Denmark .........................        337,184      5,987,249     --          6,324,433
   Egypt ...........................             --         56,197     --             56,197
   Finland .........................        208,596     10,745,700     --         10,954,296
   France ..........................      8,304,101     48,459,816     --         56,763,917
   Germany .........................      6,563,244     39,363,543     --         45,926,787
   Greece ..........................        390,697      2,381,506     --          2,772,203
   Hong Kong .......................         19,747     18,926,239     --         18,945,986
   Hungary .........................         55,008        842,820     --            897,828
   India ...........................      1,480,568     20,720,332     --         22,200,900
   Indonesia .......................        173,217      9,587,046     --          9,760,263
   Ireland .........................      1,242,049      3,392,355     --          4,634,404
   Israel ..........................   $  1,099,953   $  3,341,179     --      $   4,441,132

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          VALUATION INPUTS
                                       ------------------------------------------------------
                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------------
                                         LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                       ------------   ------------   -------   --------------
   Italy ...........................      2,025,147     14,414,478     --          16,439,625
   Japan ...........................     12,293,258    144,127,593     --         156,420,851
   Malaysia ........................        125,196     10,046,353     --          10,171,549
   Mexico ..........................     11,267,113             --     --          11,267,113
   Netherlands .....................      6,070,966     11,273,628     --          17,344,594
   New Zealand .....................        112,015      2,103,921     --           2,215,936
   Norway ..........................        597,476      7,093,716     --           7,691,192
   Peru ............................        344,101             --     --             344,101
   Philippines .....................         55,540      3,496,884     --           3,552,424
   Poland ..........................             --      4,299,950     --           4,299,950
   Portugal ........................          3,169      2,806,395     --           2,809,564
   Russia ..........................        224,092      7,528,400     --           7,752,492
   Singapore .......................          5,314     12,023,919     --          12,029,233
   South Africa ....................      3,261,194     17,023,507     --          20,284,701
   South Korea .....................      4,326,516     39,701,853     --          44,028,369
   Spain ...........................      4,849,790     14,297,004     --          19,146,794
   Sweden ..........................      1,064,301     22,497,755     --          23,562,056
   Switzerland .....................      8,995,800     38,008,726     --          47,004,526
   Taiwan ..........................        294,464     33,159,176     --          33,453,640
   Thailand ........................      6,317,573             --     --           6,317,573
   Turkey ..........................         39,424      4,562,036     --           4,601,460
   United Kingdom ..................     46,288,359    106,705,221     --         152,993,580
   United States ...................         36,859             --     --              36,859
Preferred Stocks
   Brazil ..........................     14,382,486             --     --          14,382,486
   Chile ...........................         85,064             --     --              85,064
   Germany .........................             --        709,256     --             709,256
   Malaysia ........................             --         13,326     --              13,326
Rights/Warrants
   Australia .......................             --             84     --                  84
   Belgium .........................             15            117     --                 132
   Canada ..........................          1,940             --     --               1,940
   China ...........................             --             --     --                  --
   Hong Kong .......................             --         46,361     --              46,361
   Italy ...........................         80,459             --     --              80,459
   Norway ..........................             --             --     --                  --
   Singapore .......................          5,961            430     --               6,391
   South Korea .....................             --         34,003     --              34,003
   Taiwan ..........................             --          2,812     --               2,812
   Thailand ........................          4,376             --     --               4,376
   United Kingdom ..................             --            200     --                 200
Securities Lending Collateral ......             --     39,888,239     --          39,888,239
                                       ------------   ------------    ---      --------------
TOTAL ..............................   $274,449,612   $804,199,111     --      $1,078,648,723
                                       ============   ============    ===      ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                             TAX-MANAGED
                                                           U.S. MARKETWIDE     TAX-MANAGED       TAX-MANAGED        TAX-MANAGED
                                                                VALUE          U.S. EQUITY   U.S. TARGETED VALUE   U.S. SMALL CAP
                                                              PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                           ---------------    ------------   -------------------   --------------
ASSETS:
Investments in Affiliated Investment Company at
   Value ...............................................    $  2,063,422                --                 --                  --
Investments at Value (including $0, $103,262, $391,153
   and $262,696 of securities on loan, respectively) ...              --      $  1,356,869       $  2,178,929        $  1,208,280
Temporary Cash Investments at Value & Cost .............              --             4,438             10,592               3,783
Collateral Received from Securities on Loan at Value &
   Cost ................................................              --             1,053              1,246               2,973
Affiliated Collateral Received from Securities on Loan
   at Value & Cost .....................................              --           104,898            401,453             267,536
Receivables:
   Investment Securities Sold/Affiliated Investment
      Company Sold .....................................              --                32              1,652                 397
   Dividends and Interest ..............................              --             1,418                535                 332
   Securities Lending Income ...........................              --                44                204                 174
   Fund Shares Sold ....................................           1,367             2,380                980                 791
Prepaid Expenses and Other Assets ......................              32                43                 23                  27
                                                            ------------      ------------       ------------        ------------
      Total Assets .....................................       2,064,821         1,471,175          2,595,614           1,484,293
                                                            ------------      ------------       ------------        ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned ....................              --           105,951            402,699             270,509
   Investment Securities Purchased/Affiliated
      Investment Company Purchased .....................             432                19                 16                  --
   Fund Shares Redeemed ................................             935               810              1,003                 946
   Due to Advisor ......................................             245               210                720                 476
Accrued Expenses and Other Liabilities .................              90               117                121                  77
                                                            ------------      ------------       ------------        ------------
      Total Liabilities ................................           1,702           107,107            404,559             272,008
                                                            ------------      ------------       ------------        ------------
NET ASSETS .............................................    $  2,063,119      $  1,364,068       $  2,191,055        $  1,212,285
                                                            ============      ============       ============        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) ................     143,056,985       101,178,996        109,430,012          54,931,453
                                                            ============      ============       ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE ...........................................    $      14.42      $      13.48       $      20.02        $      22.07
                                                            ============      ============       ============        ============
Investments in Affiliated Investment Company at
   Cost ................................................    $  1,826,833      $         --       $         --        $         --
                                                            ------------      ------------       ------------        ============
Investments at Cost ....................................    $         --      $    919,221       $  1,875,607        $    890,489
                                                            ------------      ------------       ------------        ============
NET ASSETS CONSIST OF:
Paid-In Capital ........................................    $  2,008,112      $  1,386,327       $  1,934,955        $  1,028,653
Undistributed Net Investment Income (Distributions in
   Excess of Net Investment Income) ....................           5,375             3,356              2,021               1,302
Accumulated Net Realized Gain (Loss) ...................        (186,957)         (463,263)           (49,243)           (135,461)
Net Unrealized Appreciation (Depreciation) .............         236,589           437,648            303,322             317,791
                                                            ------------      ------------       ------------        ------------
NET ASSETS .............................................    $  2,063,119      $  1,364,068       $  2,191,055        $  1,212,285
                                                            ============      ============       ============        ============
(1) NUMBER OF SHARES AUTHORIZED ........................     700,000,000       500,000,000        700,000,000         500,000,000
                                                            ============      ============       ============        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                T.A. U.S.         TAX-MANAGED       T.A. WORLD
                                                                                  CORE         DFA INTERNATIONAL   EX U.S. CORE
                                                                                EQUITY 2             VALUE            EQUITY
                                                                                PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                                             --------------    -----------------   ------------
ASSETS:
Investments at Value (including $326,870, $22,032 and $36,940 of
  securities on loan, respectively) ......................................   $    2,428,929      $  1,829,347      $  1,038,760
Temporary Cash Investments at Value & Cost ...............................            1,156                --                --
Collateral Received from Securities on Loan at Value & Cost ..............           15,429             2,449             5,899
Affiliated Collateral Received from Securities on Loan at Value & Cost ...          320,099            21,240            33,989
Foreign Currencies at Value ..............................................               --             2,000             9,291
Cash .....................................................................               --             4,294             4,923
Receivables:
   Investment Securities Sold ............................................              496             2,640             1,155
   Dividends, Interest and Tax Reclaims ..................................            2,045             6,180             2,508
   Securities Lending Income .............................................              174                20                51
   Fund Shares Sold ......................................................            1,572             2,395               866
Unrealized Gain on Foreign Currency Contracts ............................               --                --                35
Prepaid Expenses and Other Assets ........................................               30                40                 7
                                                                             --------------      ------------      ------------
      Total Assets .......................................................        2,769,930         1,870,605         1,097,484
                                                                             --------------      ------------      ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned ......................................          335,528            23,689            39,888
   Investment Securities Purchased .......................................               22             1,595            13,636
   Fund Shares Redeemed ..................................................              926               863               361
   Due to Advisor ........................................................              424               741               333
Unrealized Loss on Foreign Currency Contracts ............................               --                16               159
Accrued Expenses and Other Liabilities ...................................              158               205               126
                                                                             --------------      ------------      ------------
      Total Liabilities ..................................................          337,058            27,109            54,503
                                                                             --------------      ------------      ------------
NET ASSETS ...............................................................   $    2,432,872      $  1,843,496      $  1,042,981
                                                                             ==============      ============      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) ..................................      281,753,654       141,906,750       124,360,989
                                                                             ==============      ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .................   $         8.63      $      12.99      $       8.39
                                                                             ==============      ============      ============
Investments at Cost ......................................................   $    2,022,326      $  1,901,351      $    951,255
                                                                             --------------      ------------      ------------
Foreign Currencies at Cost ...............................................   $           --      $      1,988      $      9,183
                                                                             --------------      ------------      ------------
NET ASSETS CONSIST OF:
Paid-In Capital ..........................................................   $    2,040,600      $  1,940,435      $    954,193
Undistributed Net Investment Income (Distributions in Excess of Net
   Investment Income) ....................................................            4,481             7,201             3,526
Accumulated Net Realized Gain (Loss) .....................................          (18,812)          (32,017)           (2,416)
Net Unrealized Foreign Exchange Gain (Loss) ..............................               --              (131)               65
Net Unrealized Appreciation (Depreciation) ...............................          406,603           (71,992)           87,613
                                                                             --------------      ------------      ------------
NET ASSETS ...............................................................   $    2,432,872      $  1,843,496      $  1,042,981
                                                                             ==============      ============      ============
(1) NUMBER OF SHARES AUTHORIZED ..........................................    1,000,000,000       700,000,000       500,000,000
                                                                             ==============      ============      ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                    TAX-MANAGED
                                                                  U.S. MARKETWIDE   TAX-MANAGED       TAX-MANAGED
                                                                       VALUE        U.S. EQUITY   U.S. TARGETED VALUE
                                                                    PORTFOLIO*      PORTFOLIO**        PORTFOLIO
                                                                  ---------------   -----------   -------------------
INVESTMENT INCOME
   Dividends ..................................................      $ 37,399         $26,012          $ 24,447
   Interest ...................................................             9               6                10
   Income from Securities Lending .............................         1,261             373             1,436
   Expenses Allocated from Affiliated Investment Company ......        (4,588)           (307)               --
                                                                     --------         -------          --------
         Total Investment Income ..............................        34,081          26,084            25,893
                                                                     --------         -------          --------
EXPENSES
   Investment Advisory Services Fees ..........................            --             476             9,876
   Administrative Services Fees ...............................         3,173           2,112                --
   Accounting & Transfer Agent Fees ...........................            38             124               268
   Custodian Fees .............................................            --              29                48
   Filing Fees ................................................            56              45                49
   Shareholders' Reports ......................................            48              35                53
   Directors'/Trustees' Fees & Expenses .......................            19              14                21
   Professional Fees ..........................................            22              36                55
   Other ......................................................            18              20                35
                                                                     --------         -------          --------
         Total Expenses .......................................         3,374           2,891            10,405
                                                                     --------         -------          --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived
      Fees Recovered by Advisor (Note C) ......................            --            (100)               --
                                                                     --------         -------          --------
   Net Expenses ...............................................         3,374           2,791            10,405
                                                                     --------         -------          --------
   NET INVESTMENT INCOME (LOSS) ...............................        30,707          23,293            15,488
                                                                     --------         -------          --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold...............................        55,401          16,560           163,018
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities ...................................        29,854          57,130           (52,059)
                                                                     --------         -------          --------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ....................        85,255          73,690           110,959
                                                                     --------         -------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................      $115,962         $96,983          $126,447
                                                                     ========         =======          ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** For the period November 1, 2010 through February 27, 2011, Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                            T.A. U.S.      TAX-MANAGED      T.A. WORLD
                                                            TAX-MANAGED       CORE      DFA INTERNATIONAL     EX U.S.
                                                           U.S. SMALL CAP   EQUITY 2          VALUE         CORE EQUITY
                                                             PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                           --------------   ---------   -----------------   -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0,
      $5,777 and $2,851, respectively) .................      $13,138       $ 37,203        $  70,667        $  33,146
   Interest ............................................            6             12                8                5
   Income from Securities Lending ......................        1,552          1,559            1,492              826
                                                              -------       --------        ---------        ---------
         Total Investment Income .......................       14,696         38,774           72,167           33,977
                                                              -------       --------        ---------        ---------
EXPENSES
   Investment Advisory Services Fees ...................        6,299          5,231            9,737            4,366
   Accounting & Transfer Agent Fees ....................          153            268              230              139
   Custodian Fees ......................................           46             60              483              577
   Filing Fees .........................................           43            104               88               51
   Shareholders' Reports ...............................           33             39               50               24
   Directors'/Trustees' Fees & Expenses ................           11             20               17                9
   Professional Fees ...................................           30             55               63               37
   Other ...............................................           24             37               40               30
                                                              -------       --------        ---------        ---------
         Total Expenses ................................        6,639          5,814           10,708            5,233
                                                              -------       --------        ---------        ---------
   Fees Paid Indirectly ................................           --             --               (1)              (1)
                                                              -------       --------        ---------        ---------
   Net Expenses ........................................        6,639          5,814           10,707            5,232
                                                              -------       --------        ---------        ---------
   NET INVESTMENT INCOME (LOSS) ........................        8,057         32,960           61,460           28,745
                                                              -------       --------        ---------        ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold .......................       86,099         20,516           68,397            3,859
      Foreign Currency Transactions ....................           --             --              460**           (131)**
   Change in Unrealized Appreciation (Depreciation)
     of:
      Investment Securities and Foreign Currency .......        5,490         80,826         (282,899)        (128,674)
      Translation of Foreign Currency Denominated
         Amounts .......................................           --             --             (385)              (3)
   Change in Deferred Thailand Capital Gains Tax .......           --             --               --              316
                                                              -------       --------        ---------        ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) .............       91,589        101,342         (214,427)        (124,633)
                                                              -------       --------        ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................      $99,646       $134,302        $(152,967)       $ (95,888)
                                                              =======       ========        =========        =========

----------
** Net of foreign capital gain taxes withheld of $2 and $71, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           TAX-MANAGED             TAX-MANAGED             TAX-MANAGED             TAX-MANAGED
                                         U.S. MARKETWIDE           U.S. EQUITY            U.S. TARGETED          U.S. SMALL CAP
                                         VALUE PORTFOLIO            PORTFOLIO            VALUE PORTFOLIO            PORTFOLIO
                                     ----------------------  ----------------------  ----------------------  ----------------------
                                        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                        2011        2010        2011        2010        2011        2010        2011        2010
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .... $   30,707  $   22,147  $   23,293  $   20,760  $   15,488  $   12,550  $    8,057  $    6,195
   Net Realized Gain (Loss) on:
      Investment Securities
         Sold/ Affiliated Investment
         Companies Sold ............     55,401      46,870      16,560      15,809     163,018      56,917      86,099      10,163
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities/
         Affiliated Investment
         Companies .................     29,854     259,723      57,130     166,587     (52,059)    413,304       5,490     232,642
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease) in
         Net Assets Resulting from
         Operations ................    115,962     328,740      96,983     203,156     126,447     482,771      99,646     249,000
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income ...........    (29,356)    (21,400)    (22,909)    (20,546)    (15,344)    (11,978)     (7,826)     (5,779)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total Distributions .........    (29,356)    (21,400)    (22,909)    (20,546)    (15,344)    (11,978)     (7,826)     (5,779)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued ...................    424,803     286,942     267,973     166,739     369,513     328,291     189,668     130,939
   Shares Issued in Lieu of Cash
     Distributions ................      28,526      20,721      20,568      18,269      15,175      11,860       7,626       5,630
   Shares Redeemed .................   (373,757)   (336,318)   (284,783)   (222,831)   (450,282)   (365,741)   (218,323)   (195,441)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease)
         from Capital Share
         Transactions ..............     79,572     (28,655)      3,758     (37,823)    (65,594)    (25,590)    (21,029)    (58,872)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total Increase (Decrease)
         in Net Assets .............    166,178     278,685      77,832     144,787      45,509     445,203      70,791     184,349
NET ASSETS
   Beginning of Period .............  1,896,941   1,618,256   1,286,236   1,141,449   2,145,546   1,700,343   1,141,494     957,145
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   End of Period ................... $2,063,119  $1,896,941  $1,364,068  $1,286,236  $2,191,055  $2,145,546  $1,212,285  $1,141,494
                                     ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ...................     28,609      22,307      19,801      14,029      17,877      18,930       8,418       7,077
   Shares Issued in Lieu of Cash
      Distributions ................      1,941       1,652       1,533       1,572         743         718         342         316
   Shares Redeemed .................    (25,136)    (25,704)    (21,432)    (18,671)    (21,598)    (20,863)     (9,600)    (10,485)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease)
         from Shares Issued and
         Redeemed ..................      5,414      (1,745)        (98)     (3,070)     (2,978)     (1,215)       (840)     (3,092)
                                     ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
   (DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME) .............. $    5,375  $    4,075  $    3,356  $    2,970  $    2,021  $    1,994  $    1,302  $    1,284

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                            T.A. WORLD
                                                           T.A. U.S.              TAX-MANAGED                EX U.S.
                                                         CORE EQUITY 2         DFA INTERNATIONAL           CORE EQUITY
                                                           PORTFOLIO            VALUE PORTFOLIO             PORTFOLIO
                                                    ----------------------  -----------------------  -----------------------
                                                       YEAR        YEAR         YEAR        YEAR         YEAR         YEAR
                                                      ENDED       ENDED        ENDED       ENDED        ENDED        ENDED
                                                     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                       2011        2010         2011        2010         2011         2010
                                                    ----------  ----------  ----------   ----------  ----------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) ................... $   32,960  $   25,652  $   61,460   $   38,536  $   28,745    $  15,946
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..................     20,516      10,530      68,397       70,344       3,859        6,739
      Foreign Currency Transactions ...............         --          --         460**       (238)       (131)**      (150)**
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities and Foreign
         Currency .................................     80,826     294,945    (282,899)      62,443    (128,674)     107,287
      Translation of Foreign Currency Denominated
      Amounts .....................................         --          --        (385)         180          (3)          43
   Change in Deferred Thailand Capital Gains
      Tax .........................................         --          --          --           --         316         (215)
                                                    ----------  ----------  ----------   ----------  ----------    ---------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations ................    134,302     331,127    (152,967)     171,265     (95,888)     129,650
                                                    ----------  ----------  ----------   ----------  ----------    ---------
Distributions From:
   Net Investment Income ..........................    (31,850)    (24,397)    (59,500)     (37,438)    (27,820)     (14,761)
                                                    ----------  ----------  ----------   ----------  ----------    ---------
      Total Distributions .........................   (31,850)    (24,397)    (59,500)     (37,438)    (27,820)     (14,761)
                                                    ----------  ----------  ----------   ----------  ----------    ---------
Capital Share Transactions (1):
   Shares Issued ..................................    710,062     530,605     523,994      318,296     396,289      300,733
   Shares Issued in Lieu of Cash Distributions ....     31,390      24,091      58,085       36,536      26,989       14,432
   Shares Redeemed ................................   (425,616)   (291,728)   (360,119)    (292,490)   (223,588)    (131,783)
                                                    ----------  ----------  ----------   ----------  ----------    ---------
      Net Increase (Decrease) from Capital
         Share Transactions .......................    315,836     262,968     221,960       62,342     199,690      183,382
                                                    ----------  ----------  ----------   ----------  ----------    ---------
      Total Increase (Decrease) in Net Assets .....   418,288     569,698       9,493      196,169      75,982      298,271
NET ASSETS
   Beginning of Period ............................  2,014,584   1,444,886   1,834,003    1,637,834     966,999      668,728
                                                    ----------  ----------  ----------   ----------  ----------    ---------
   End of Period .................................. $2,432,872  $2,014,584  $1,843,496   $1,834,003  $1,042,981    $ 966,999
                                                    ==========  ==========  ==========   ==========  ==========    =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ..................................     80,649      69,805      37,445       23,586      42,686       35,502
   Shares Issued in Lieu of Cash Distributions ....      3,600       3,256       3,994        2,937       2,902        1,825
   Shares Redeemed ................................    (48,716)    (38,265)    (25,779)     (21,720)    (25,134)     (15,667)
                                                    ----------  ----------  ----------   ----------  ----------    ---------
      Net Increase (Decrease) from Shares
         Issued and Redeemed ......................     35,533      34,796      15,660        4,803      20,454       21,660
                                                    ==========  ==========  ==========   ==========  ==========    =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
   IN EXCESS OF NET INVESTMENT INCOME) ............ $    4,481  $    4,309  $    7,201   $    5,112  $    3,526    $   3,381

----------
** Net of foreign capital gain taxes withheld of $2, $71 and $85, respectively.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                    YEAR           YEAR          YEAR         PERIOD               YEAR           YEAR
                                    ENDED         ENDED         ENDED         DEC. 1,             ENDED          ENDED
                                  OCT. 31,       OCT. 31,      OCT. 31,       2007 TO            NOV. 30,      NOV. 30,
                                    2011           2010          2009      OCT. 31, 2008          2007           2006
                                 ----------     ---------     ---------    -------------       ----------     ----------
Net Asset Value,
   Beginning of Period .......   $    13.78     $   11.61     $   10.59    $       17.51       $    17.67     $    15.26
                                 ----------     ---------     ---------    --------------      ----------     ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss) (A)  ............         0.22          0.16          0.21             0.27             0.27           0.24
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ........         0.63          2.17          1.06            (6.66)           (0.16)          2.39
                                 ----------     ---------     ---------    --------------      ----------     ----------
      Total from Investment
         Operations ..........         0.85          2.33          1.27            (6.39)            0.11           2.63
                                 ----------     ---------     ---------    --------------      ----------     ----------
Less Distributions
   Net Investment Income .....        (0.21)        (0.16)        (0.25)           (0.29)           (0.27)         (0.22)
   Net Realized Gains  .......           --            --            --            (0.24)              --             --
                                 ----------     ---------     ---------    --------------      ----------     ----------
      Total Distributions ....        (0.21)        (0.16)        (0.25)           (0.53)           (0.27)         (0.22)
                                 ----------     ---------     ---------    --------------      ----------     ----------
Net Asset Value, End of
   Period ....................   $    14.42     $   13.78     $   11.61    $       10.59       $    17.51     $    17.67
                                 ==========     =========     =========    ==============      ==========     ==========
Total Return .................         6.15%        20.17%        12.54%          (37.53)%(C)        0.54%         17.45%
                                 ----------     ---------     ---------    --------------      ----------     ----------
Net Assets, End of Period
   (thousands) ...............   $2,063,119     $1,896,94     $1,618,25    $    1,576,75       $2,747,843     $2,505,779
Ratio of Expenses to
   Average Net Assets ........         0.38%(D)      0.38%(D)     0.40%(D)          0.38%(B)(D)      0.37%(D)       0.38%(D)
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived Fees) ...         0.38%(D)      0.38%(D)      0.40%(D)         0.38%(B)(D)      0.37%(D)       0.38%(D)
Ratio of Net Investment
   Income to Average Net
   Assets ....................          1.45%         1.24%         2.07%           1.93%(B)         1.45%          1.47%
Portfolio Turnover Rate ......          N/A           N/A           N/A              N/A              N/A            N/A

                                                            TAX-MANAGED U.S. EQUITY PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                    YEAR          YEAR           YEAR         PERIOD               YEAR          YEAR
                                    ENDED         ENDED         ENDED         DEC. 1,             ENDED          ENDED
                                  OCT. 31,      OCT. 31,       OCT. 31,      2007 TO             NOV. 30,       NOV. 30,
                                     2011         2010           2009      OCT. 31, 2008           2007          2006
                                 ----------     ---------     ---------    --------------      ----------     ----------
Net Asset Value,
   Beginning of Period .......   $    12.70    $    10.94     $   10.36    $       15.57        $   14.75     $    13.26
                                 ----------     ---------     ---------    --------------      ----------     ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss) (A) .............         0.23          0.20          0.22             0.23             0.25           0.21
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ........         0.77          1.76          0.60            (5.19)            0.81           1.47
                                 ----------     ---------     ---------    --------------      ----------     ----------
      Total from Investment
         Operations ..........         1.00          1.96          0.82            (4.96)            1.06           1.68
                                 ----------     ---------     ---------    --------------      ----------     ----------
Less Distributions
   Net Investment Income .....        (0.22)        (0.20)        (0.24)           (0.25)           (0.24)         (0.19)
   Net Realized Gains ........           --            --            --               --               --             --
                                 ----------     ---------     ---------    --------------      ----------     ----------
      Total Distributions ....        (0.22)        (0.20)        (0.24)           (0.25)           (0.24)         (0.19)
                                 ----------     ---------     ---------    --------------      ----------     ----------
Net Asset Value, End of
   Period ....................   $    13.48    $    12.70     $   10.94    $       10.36        $   15.57     $    14.75
                                 ==========     =========     =========    ==============      ==========     ==========
Total Return .................         7.92%        18.10%         8.30%          (32.30)%(C)        7.23%         12.84%
                                 ----------     ---------     ---------    --------------      ----------     ----------
Net Assets, End of Period
   (thousands) ...............   $1,364,068    $1,286,236     $1,141,44    $    1,268,330       $1,823,81     $1,487,611
Ratio of Expenses to
   Average Net Assets ........         0.22%**       0.22%(D)     0.22%(D)          0.22%(B)(D)      0.22%(D)       0.23%(D)
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived Fees) ...         0.23%**       0.23%(D)      0.26%(D)         0.23%(B)(D)      0.23%(D)       0.24%(D)
Ratio of Net Investment
   Income to Average Net
   Assets ....................         1.65%         1.70%         2.24%            1.76%(B)         1.59%          1.55%
Portfolio Turnover Rate ......           11%*         N/A           N/A              N/A              N/A            N/A

----------
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
** Represents the combined ratios for the Portfolio and for the period November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series. See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                             -------------------------------------------------------------------------------
                                                YEAR         YEAR         YEAR         PERIOD           YEAR         YEAR
                                               ENDED        ENDED        ENDED         DEC. 1,          ENDED       ENDED
                                              OCT. 31,     OCT. 31,     OCT. 31,       2007 TO        NOV. 30,     NOV. 30,
                                                2011         2010         2009      OCT. 31, 2008       2007         2006
                                             ----------   ----------   ----------   -------------    ----------   ----------
Net Asset Value, Beginning of Period .....   $    19.09   $    14.96   $    14.41    $    23.09      $    27.39   $    25.60
                                             ----------   ----------   ----------    ----------      ----------   ----------
Income from Investment Operations
   Net Investment Income (Loss) (A) ......         0.14         0.11         0.14          0.20            0.25         0.22
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ..........         0.93         4.13         0.60         (7.29)          (1.87)        3.90
                                             ----------   ----------   ----------    ----------      ----------   ----------
      Total from Investment
         Operations ......................         1.07         4.24         0.74         (7.09)          (1.62)        4.12
                                             ----------   ----------   ----------    ----------      ----------   ----------
Less Distributions
   Net Investment Income .................        (0.14)       (0.11)       (0.19)        (0.18)          (0.24)       (0.19)
   Net Realized Gains ....................           --           --           --         (1.41)          (2.44)       (2.14)
                                             ----------   ----------   ----------    ----------      ----------   ----------
      Total Distributions ................        (0.14)       (0.11)       (0.19)        (1.59)          (2.68)       (2.33)
                                             ----------   ----------   ----------    ----------      ----------   ----------
Net Asset Value, End of Period ...........   $    20.02   $    19.09   $    14.96    $    14.41      $    23.09   $    27.39
                                             ==========   ==========   ==========    ==========      ==========   ==========
Total Return .............................         5.58%       28.43%        5.41%       (32.85)%(C)      (6.58)%      17.70%
                                             ----------   ----------   ----------    ----------      ----------   ----------
Net Assets, End of Period
   (thousands) ...........................   $2,191,055   $2,145,546   $1,700,343    $1,662,774      $2,905,694   $3,203,763
Ratio of Expenses to Average Net
   Assets ................................         0.44%        0.45%        0.47%         0.45%(B)        0.47%        0.53%
Ratio of Net Investment Income to
   Average Net Assets ....................         0.66%        0.63%        1.04%         1.07%(B)        0.98%        0.85%
Portfolio Turnover Rate ..................           21%          26%          34%           40%(C)          28%          35%

                                                                   TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                             ----------------------------------------------------------------------------
                                                YEAR         YEAR        YEAR        PERIOD          YEAR         YEAR
                                                ENDED       ENDED        ENDED       DEC. 1,         ENDED        ENDED
                                              OCT. 31,     OCT. 31,    OCT. 31,      2007 TO       NOV. 30,     NOV. 30,
                                                2011         2010        2009     OCT. 31, 2008      2007         2006
                                             ----------   ----------   --------   -------------   ----------   ----------
Net Asset Value, Beginning of Period .....   $    20.47   $    16.26   $  15.83   $    25.86      $    26.27   $    22.95
                                             ----------   ----------   --------   ----------      ----------   ----------
Income from Investment Operations
   Net Investment Income (Loss) (A) ......         0.15         0.11       0.13         0.19            0.18         0.10
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ..........         1.59         4.20       0.47        (7.87)          (0.42)        3.30
                                             ----------   ----------   --------   ----------      ----------   ----------
      Total from Investment
         Operations ......................         1.74         4.31       0.60        (7.68)          (0.24)        3.40
                                             ----------   ----------   --------   ----------      ----------   ----------
Less Distributions
   Net Investment Income .................        (0.14)       (0.10)     (0.17)       (0.18)          (0.17)       (0.08)
   Net Realized Gains ....................           --           --         --        (2.17)             --           --
                                             ----------   ----------   --------   ----------      ----------   ----------
      Total Distributions ................        (0.14)       (0.10)     (0.17)       (2.35)          (0.17)       (0.08)
                                             ----------   ----------   --------   ----------      ----------   ----------
Net Asset Value, End of Period ...........   $    22.07   $    20.47   $  16.26   $    15.83      $    25.86   $    26.27
                                             ==========   ==========   ========   ==========      ==========   ==========
Total Return .............................         8.50%       26.61%      3.98%      (32.53)%(C)      (0.94)%      14.88%
                                             ----------   ----------   --------   ----------      ----------   ----------
Net Assets, End of Period
   (thousands) ...........................   $1,212,285   $1,141,494   $957,145   $1,077,395      $1,779,245   $1,653,038
Ratio of Expenses to Average Net
   Assets ................................         0.53%        0.53%      0.55%        0.53%(B)        0.53%        0.53%
Ratio of Net Investment Income to
   Average Net Assets ....................         0.64%        0.58%      0.88%        0.98%(B)        0.65%        0.41%
Portfolio Turnover Rate ..................           22%          27%        28%          39%(C)          31%          22%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                                   ---------------------------------------------------------------
                                                                                           PERIOD         PERIOD
                                                      YEAR          YEAR        YEAR       DEC. 1,        OCT. 4,
                                                     ENDED         ENDED       ENDED       2007 TO      2007(a) TO
                                                    OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,       NOV. 30,
                                                      2011          2010         2009        2008          2007
                                                   ----------   ----------   ----------   --------      ----------
Net Asset Value, Beginning of Period ...........   $     8.18   $     6.83   $     6.31   $   9.40       $  10.00
                                                   ----------   ----------   ----------   --------       --------
Income from Investment Operations
   Net Investment Income (Loss) (A) ............         0.12         0.11         0.11       0.13           0.02
   Net Gains (Losses) on Securities (Realized
      and Unrealized) ..........................         0.45         1.35         0.52      (3.12)         (0.62)
                                                   ----------   ----------   ----------   --------       --------
      Total from Investment Operations .........         0.57         1.46         0.63      (2.99)         (0.60)
                                                   ----------   ----------   ----------   --------       --------
Less Distributions
   Net Investment Income .......................        (0.12)       (0.11)       (0.11)     (0.10)            --
   Net Realized Gains ..........................           --           --           --         --             --
                                                   ----------   ----------   ----------   --------       --------
      Total Distributions ......................        (0.12)       (0.11)       (0.11)     (0.10)            --
                                                   ----------   ----------   ----------   --------       --------
Net Asset Value, End of Period .................   $     8.63   $     8.18   $     6.83   $   6.31       $   9.40
                                                   ==========   ==========   ==========   ========       ========
Total Return ...................................         6.97%       21.49%       10.28%    (32.16)%(C)     (6.00)%(C)
                                                   ----------   ----------   ----------   --------       --------
Net Assets, End of Period (thousands) ..........   $2,432,872   $2,014,584   $1,444,886   $585,165       $106,507
Ratio of Expenses to Average Net Assets ........         0.24%        0.25%        0.28%      0.29%(B)       0.30%(B)(E)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid Indirectly) .......         0.24%        0.25%        0.28%      0.29%(B)       0.60%(B)(E)
Ratio of Net Investment Income to Average Net
   Assets ......................................         1.39%        1.45%        1.82%      1.75%(B)       2.09%(B)(E)
Portfolio Turnover Rate ........................            6%           5%           5%         9%(C)          0%(C)

                                                                           TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                                   -------------------------------------------------------------------------------

                                                      YEAR         YEAR         YEAR         PERIOD           YEAR         YEAR
                                                     ENDED         ENDED       ENDED         DEC. 1,          ENDED       ENDED
                                                    OCT. 31,      OCT. 31,    OCT. 31,      2007 TO        NOV. 30,     NOV. 30,
                                                      2011         2010         2009      OCT. 31, 2008        2007        2006
                                                   ----------   ----------   ----------   -------------    ----------   ----------
Net Asset Value, Beginning of Period ...........   $    14.53   $    13.49   $    10.55    $    21.91      $    19.96   $    15.51
                                                   ----------   ----------   ----------    ----------      ----------   ----------
Income from Investment Operations
   Net Investment Income (Loss) (A) ............         0.46         0.31         0.32          0.59            0.59         0.54
   Net Gains (Losses) on Securities (Realized
      and Unrealized) ..........................        (1.55)        1.03         3.00         (9.60)           2.76         4.71
                                                   ----------   ----------   ----------    ----------      ----------   ----------
      Total from Investment Operations .........        (1.09)        1.34         3.32         (9.01)           3.35         5.25
                                                   ----------   ----------   ----------    ----------      ----------   ----------
Less Distributions
   Net Investment Income .......................        (0.45)       (0.30)       (0.38)        (0.64)          (0.48)       (0.59)
   Net Realized Gains ..........................           --           --           --         (1.71)          (0.92)       (0.21)
                                                   ----------   ----------   ----------    ----------      ----------   ----------
      Total Distributions ......................        (0.45)       (0.30)       (0.38)        (2.35)          (1.40)       (0.80)
                                                   ----------   ----------   ----------    ----------      ----------   ----------
Net Asset Value, End of Period .................   $    12.99   $    14.53   $    13.49    $    10.55      $    21.91   $    19.96
                                                   ==========   ==========   ==========    ==========      ==========   ==========
Total Return ...................................        (7.81)%      10.34%       32.27%       (45.58)%(C)      17.51%       35.01%
                                                   ----------   ----------   ----------    ----------      ----------   ----------
Net Assets, End of Period (thousands) ..........   $1,843,496   $1,834,003   $1,637,834    $1,393,229      $2,859,270   $2,370,683
Ratio of Expenses to Average Net Assets ........         0.55%        0.55%        0.56%         0.54%(B)        0.54%        0.54%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid Indirectly) .......         0.55%        0.55%        0.56%         0.54%(B)        0.54%        0.54%
Ratio of Net Investment Income to Average Net
   Assets ......................................         3.16%        2.29%        2.92%         3.76%(B)        2.77%        3.04%
Portfolio Turnover Rate ........................           16%          28%          24%           24%(C)          20%          13%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          T.A WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                                    -----------------------------------------------------
                                                                                                              PERIOD
                                                                                                             MARCH 6,
                                                                       YEAR          YEAR        YEAR        2008(a)
                                                                       ENDED        ENDED       ENDED           TO
                                                                     OCT. 31,      OCT. 31,    OCT. 31,      OCT. 31,
                                                                       2011          2010        2009           2008
                                                                    ----------    ----------   --------   ---------------
Net Asset Value, Beginning of Period ............................   $     9.31     $   8.13    $   5.85   $  10.00
                                                                    ----------     --------    --------   --------
Income from Investment Operations
   Net Investment Income (Loss) (A) .............................         0.25         0.17        0.16       0.15
   Net Gains (Losses) on Securities (Realized and Unrealized) ...        (0.93)        1.17        2.27      (4.15)
                                                                    ----------     --------    --------   --------
      Total from Investment Operations ..........................        (0.68)        1.34        2.43      (4.00)
                                                                    ----------     --------    --------   --------
Less Distributions
   Net Investment Income ........................................        (0.24)       (0.16)      (0.15)     (0.15)
                                                                    ----------     --------    --------   --------
      Total Distributions .......................................        (0.24)       (0.16)      (0.15)     (0.15)
                                                                    ----------     --------    --------   --------
Net Asset Value, End of Period ..................................   $     8.39     $   9.31    $   8.13   $   5.85
                                                                    ==========     ========    ========   ========
Total Return ....................................................        (7.55)%      16.78%      42.13%    (40.61)%(C)
                                                                    ----------     --------    --------   --------
Net Assets, End of Period (thousands) ...........................   $1,042,981     $966,999    $668,728   $228,318
Ratio of Expenses to Average Net Assets .........................         0.48%        0.48%       0.54%      0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
   and Assumption of Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid Indirectly) ........................         0.48%        0.48%       0.51%      0.85%(B)(E)
Ratio of Net Investment Income to Average Net Assets ............         2.63%        2.00%       2.38%      3.27%(B)(E)
Portfolio Turnover Rate .........................................            5%           2%          5%         2%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, seven of which (the "Portfolios") are included in this section of the report. The remaining fifty-three portfolios are presented in separate reports.

     Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2011, Tax-Managed U.S. Marketwide Value Portfolio owned 71% of its Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

     Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

     Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series. At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from The Tax-Managed U.S. Equity Series in a complete liquidation of its interest in the Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     .    Level 1 - quoted prices in active markets for identical securities

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

     Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the International Equity Portfolios' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierachy.

     Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

     A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

     The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

     T.A. World ex U.S. Core Equity Portfolio is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor does not receive additional compensation for the investment advisory services it provides for the Feeder Fund. For the year ended October 31, 2011, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                    ADMINISTRATIVE      ADVISORY
                                                     SERVICES FEES   SERVICES FEES
                                                    --------------   -------------
Tax-Managed U.S. Marketwide Value Portfolio .....        0.15%             --
Tax-Managed U.S. Equity Portfolio* ..............        0.15%           0.05%
Tax-Managed U.S. Targeted Value Portfolio .......          --            0.42%
Tax-Managed U.S. Small Cap Portfolio ............          --            0.50%
T.A. U.S. Core Equity 2 Portfolio ...............          --            0.22%
Tax-Managed DFA International Value Portfolio ...          --            0.50%
T.A. World ex U.S. Core Equity Portfolio ........          --            0.40%

* Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio no longer invests substantially all of its assets in The Tax-Managed U.S. Equity Series. Instead, Tax-Managed U.S. Equity Portfolio's assets are managed directly in accordance with its investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of Tax-Managed U.S. Equity Portfolio, and Dimensional, which previously was the manager of The Tax-Managed U.S. Equity Series' assets. The investment advisory fee paid by Tax-Managed U.S. Equity Portfolio is identical to the advisory fee that was charged to The Tax-Managed U.S. Equity Series.

     Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios listed are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                    PREVIOUSLY
                                                                 RECOVERY          WAIVED FEES/
                                                               OF PREVIOUSLY     EXPENSES ASSUMED
                                                   EXPENSE     WAIVED FEES/     SUBJECT TO FUTURE
                                                    LIMITS   EXPENSES ASSUMED        RECOVERY
                                                   -------   ----------------   -----------------
Tax-Managed U.S. Equity Portfolio (1) ..........    0.22%           --                 $618
T.A. U.S. Core Equity 2 Portfolio (2) ..........    0.30%           --                   --
T.A. World ex U.S. Core Equity Portfolio (3) ...    0.60%           --                   --

(1) The Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio to the extent necessary to reduce the Portfolio's ordinary operating expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recover will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its invesment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above of the Portfolio's average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

EARNED INCOME CREDIT:

     In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                      FEES PAID
                                                     INDIRECTLY
                                                     ----------
Tax-Managed DFA International Value Portfolio ...        $1
T.A. World ex U.S. Core Equity Portfolio ........         1

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid to the CCO by the Fund were $221 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio ......   $49
Tax-Managed U.S. Equity Portfolio ................    74
Tax-Managed U.S. Targeted Value Portfolio ........    52
Tax-Managed U.S. Small Cap Portfolio .............    30
T.A. U.S. Core Equity 2 Portfolio ................    40
Tax-Managed DFA International Value Portfolio ....    47
T.A. World ex U.S. Core Equity Portfolio .........    18

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    PURCHASES    SALES
                                                    ---------   --------
Tax-Managed U.S. Equity Portfolio* ..............   $154,265    $152,510
Tax-Managed U.S. Targeted Value Portfolio .......    501,032     572,142
Tax-Managed U.S. Small Cap Portfolio ............    281,304     304,459
T.A. U.S. Core Equity 2 Portfolio ...............    458,069     146,397
Tax-Managed DFA International Value Portfolio ...    525,728     304,605
T.A. World ex U.S. Core Equity Portfolio ........    252,707      55,219

* For the period February 28, 2011 through October 31, 2011, during which the Portfolio invested directly in securities.

     There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net realized foreign currency gains/(losses), realized gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and the distribution of assets and liabilities by a partnership in complete liquidation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       INCREASE         INCREASE
                                                                      (DECREASE)       (DECREASE)
                                                     INCREASE       UNDISTRIBUTED     ACCUMULATED
                                                    (DECREASE)      NET INVESTMENT    NET REALIZED
                                                  PAID-IN CAPITAL       INCOME       GAINS (LOSSES)
                                                  ---------------   --------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio ...         --               $(51)            $51

                                                                         INCREASE         INCREASE
                                                                        (DECREASE)       (DECREASE)
                                                       INCREASE       UNDISTRIBUTED     ACCUMULATED
                                                      (DECREASE)      NET INVESTMENT    NET REALIZED
                                                    PAID-IN CAPITAL       INCOME       GAINS (LOSSES)
                                                    ---------------   --------------   --------------
Tax Managed U.S. Equity Portfolio ...............       $1,248            $   2           $(1,250)
Tax-Managed U.S. Targeted Value Portfolio .......           --             (117)              117
Tax Managed U.S. Small Cap Portfolio ............           --             (213)              213
T.A. U.S. Core Equity 2 Portfolio ...............          934             (938)                4
Tax-Managed DFA International Value Portfolio ...        1,630              129            (1,759)
T.A. World ex U.S. Core Equity Portfolio ........        1,100             (780)             (320)

     The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                                 NET INVESTMENT
                                                   INCOME AND
                                                   SHORT-TERM      LONG-TERM
                                                 CAPITAL GAINS    CAPITAL GAIN    TOTAL
                                                 --------------   ------------   -------
Tax-Managed U.S. Marketwide Value Portfolio
2010 .........................................      $21,400            --        $21,400
2011 .........................................       29,356            --         29,356
Tax-Managed U.S. Equity Portfolio
2010 .........................................       20,546            --         20,546
2011 .........................................       22,909            --         22,909
Tax-Managed U.S. Targeted Value Portfolio
2010 .........................................       11,978            --         11,978
2011 .........................................       15,344            --         15,344
Tax-Managed U.S. Small Cap Portfolio
2010 .........................................        5,779            --          5,779
2011 .........................................        7,826            --          7,826
T.A. U.S. Core Equity 2 Portfolio
2010 .........................................       24,397            --         24,397
2011 .........................................       32,785            --         32,785
Tax-Managed DFA International Value Portfolio
2010 .........................................       37,438            --         37,438
2011 .........................................       61,130            --         61,130
T.A. World ex U.S. Core Equity Portfolio
2010 .........................................       14,786            --         14,786
2011 .........................................       28,920            --         28,920

     At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    NET INVESTMENT
                                                        INCOME
                                                    AND SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS    CAPITAL GAINS   TOTAL
                                                    --------------   -------------   ------
T.A. U.S. Core Equity 2 Portfolio ...............       $  935            --         $  935
Tax-Managed DFA International Value Portfolio ...        1,630            --          1,630
T.A. World ex U.S. Core Equity Portfolio ........        1,100            --          1,100

     At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                    UNDISTRIBUTED                     TOTAL NET
                                                    NET INVESTMENT                  DISTRIBUTABLE
                                                      INCOME AND       CAPITAL        EARNINGS
                                                      SHORT-TERM         LOSS       (ACCUMULATED
                                                    CAPITAL GAINS    CARRYFORWARD      LOSSES)
                                                    --------------   ------------   -------------
Tax-Managed U.S. Marketwide Value Portfolio .....       $5,710        $(186,464)      $(180,754)
Tax-Managed U.S. Equity Portfolio ...............        3,475         (461,800)       (458,325)
Tax-Managed U.S. Targeted Value Portfolio .......        3,655          (48,683)        (45,028)
Tax-Managed U.S. Small Cap Portfolio ............        1,834         (135,046)       (133,212)
T.A. U.S. Core Equity 2 Portfolio ...............        4,698          (16,156)        (11,458)
Tax-Managed DFA International Value Portfolio ...        7,248          (28,430)        (21,182)
T.A. World ex U.S. Core Equity Portfolio ........        4,728             (120)          4,608

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                            EXPIRES ON OCTOBER 31,
                                                    --------------------------------------
                                                     2013     2014       2016       2017      TOTAL
                                                    ------   -------   --------   --------   --------
Tax-Managed U.S. Marketwide Value Portfolio .....       --        --   $ 17,667   $168,797   $186,464
Tax-Managed U.S. Equity Portfolio ...............   $5,878   $27,199    142,157    286,566    461,800
Tax-Managed U.S. Targeted Value Portfolio .......       --        --         --     48,683     48,683
Tax-Managed U.S. Small Cap Portfolio ............       --        --         --    135,046    135,046
T.A. U.S. Core Equity 2 Portfolio ...............       --        --         --     16,156     16,156
Tax-Managed DFA International Value Portfolio ...       --        --         --     28,430     28,430
T.A. World ex U.S. Core Equity Portfolio ........       --        --         --        120        120

     During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Tax-Managed U.S. Marketwide Value Portfolio .....   $ 55,379
Tax-Managed U.S. Equity Portfolio ...............     16,320
Tax Managed U.S. Targeted Value Portfolio .......    163,223
Tax Managed U.S. Small Cap Portfolio ............     86,193
T.A. U.S. Core Equity 2 Portfolio ...............     19,765
Tax-Managed DFA International Value Portfolio ...     66,034
T.A. World ex U.S. Core Equity Portfolio ........      3,409

     At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                    NET
                                                                                                 UNREALIZED
                                                   FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
                                                   TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                  ----------   ------------   --------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio ...   $1,827,598     $446,787       $(210,963)        $235,824
Tax-Managed U.S. Equity Portfolio .............    1,030,004      474,250         (36,996)         437,254
Tax-Managed U.S. Targeted Value Portfolio .....    2,291,040      544,471        (243,291)         301,180

                                                                                                      NET
                                                                                                   UNREALIZED
                                                     FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
                                                     TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                    ----------   ------------   --------------   --------------
Tax-Managed U.S. Small Cap Portfolio ............   $1,165,697     $394,204       $ (77,329)        $316,875
T.A. U.S. Core Equity 2 Portfolio ...............    2,361,844      545,680        (141,911)         403,769
Tax-Managed DFA International Value Portfolio ...    1,928,626      185,615        (261,205)         (75,590)
T.A. World ex U.S. Core Equity Portfolio ........      994,623      203,437        (119,412)          84,025

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

     3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

     At October 31, 2011, the Portfolios had no outstanding futures contracts.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      WEIGHTED        WEIGHTED      NUMBER OF     INTEREST   MAXIMUM AMOUNT
                                                       AVERAGE        AVERAGE          DAYS       EXPENSE    BORROWED DURING
                                                    INTEREST RATE   LOAN BALANCE   OUTSTANDING*   INCURRED     THE PERIOD
                                                    -------------   ------------   ------------   --------   ---------------
Tax-Managed U.S. Equity Portfolio ...............       0.83%          $6,196           20          $ 3          $27,519
Tax-Managed U.S. Targeted Value Portfolio .......       0.86%           2,470           11            1            4,197
Tax-Managed U.S. Small Cap Portfolio ............       0.92%             538            1           --              538
T.A. U.S. Core Equity 2 Portfolio ...............       0.82%           1,717            5           --            3,972
Tax-Managed DFA International Value Portfolio ...       0.85%           2,204           23            1           11,437
T.A. World ex U.S. Core Equity Portfolio ........       0.84%           5,208           25            3            9,252

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

     There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2011.

I. SECURITIES LENDING:

     As of October 31, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

     Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

     At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                    APPROXIMATE
                                                                     PERCENTAGE
                                                      NUMBER OF    OF OUTSTANDING
                                                    SHAREHOLDERS       SHARES
                                                    ------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio .....        3               90%
Tax-Managed U.S. Equity Portfolio ...............        2               78%
Tax-Managed U.S. Targeted Value Portfolio .......        3               96%
Tax-Managed U.S. Small Cap Portfolio ............        3               95%
T.A. U.S. Core Equity 2 Portfolio ...............        3               92%
Tax-Managed DFA International Value Portfolio ...        3               95%
T.A. World ex U.S. Core Equity Portfolio ........        3               88%

     The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

     The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                       THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

               ROUNDED         Tax-Managed U.S.
10/31/2001   TM18 - 107    Marketwide Value Series   RUSSELL 3000 VALUE INDEX
             -----------   -----------------------   -------------------------
10/01        10/31/2001            10,000.00                  10,000.00
             11/30/2001            10,948.91                  10,591.00
             12/31/2001            11,286.50                  10,868.48
             1/31/2002             10,894.16                  10,801.10
             2/28/2002             10,739.05                  10,821.62
             3/31/2002             11,195.26                  11,356.21
             4/30/2002             10,766.42                  11,026.88
             5/31/2002             10,629.56                  11,047.83
             6/30/2002              9,589.42                  10,444.62
             7/31/2002              8,403.28                   9,430.45
             8/31/2002              8,540.15                   9,493.63
             9/30/2002              7,755.47                   8,463.57
             10/31/2002             8,166.06                   9,054.33
             11/30/2002             8,731.75                   9,634.71
2003         12/31/2002             8,229.93                   9,216.57
             1/31/2003              8,056.57                   8,990.76
             2/28/2003              7,837.59                   8,747.11
             3/31/2003              7,837.59                   8,767.23
             4/30/2003              8,576.64                   9,543.13
             5/31/2003              9,297.45                  10,184.43
             6/30/2003              9,379.56                  10,314.79
             7/31/2003              9,680.66                  10,494.26
             8/31/2003             10,063.87                  10,674.77
             9/30/2003              9,753.65                  10,569.09
             10/31/2003            10,447.08                  11,231.77
             11/30/2003            10,729.93                  11,405.86
2004         12/31/2003            11,286.50                  12,085.65
             1/31/2004             11,532.85                  12,314.07
             2/29/2004             11,788.32                  12,576.36
             3/31/2004             11,770.07                  12,488.32
             4/30/2004             11,560.22                  12,156.13
             5/31/2004             11,651.46                  12,281.34
             6/30/2004             12,016.42                  12,596.97
             7/31/2004             11,596.72                  12,385.34
             8/31/2004             11,532.85                  12,557.50
             9/30/2004             11,952.55                  12,777.25
             10/31/2004            12,116.79                  12,988.08
             11/30/2004            12,928.83                  13,686.84
2005         12/31/2004            13,348.54                  14,133.03
             1/31/2005             13,065.69                  13,856.02
             2/28/2005             13,567.52                  14,299.41
             3/31/2005             13,430.66                  14,094.93
             4/30/2005             12,937.96                  13,803.17
             5/31/2005             13,503.65                  14,176.90
             6/30/2005             13,841.24                  14,372.03
             7/31/2005             14,589.42                  14,823.07
             8/31/2005             14,571.17                  14,733.79
             9/30/2005             14,835.77                  14,920.11
             10/31/2005            14,479.93                  14,541.55
             11/30/2005            15,054.74                  15,027.24
2006         12/31/2005            15,127.74                  15,098.98
             1/31/2006             15,967.15                  15,743.21
             2/28/2006             15,930.66                  15,830.53
             3/31/2006             16,304.74                  16,094.58
             4/30/2006             16,715.33                  16,469.52
             5/31/2006             16,240.88                  16,029.33
             6/30/2006             16,350.37                  16,140.32
             7/31/2006             16,250.00                  16,475.03
             8/31/2006             16,332.12                  16,770.32
             9/30/2006             16,651.46                  17,089.13
             10/31/2006            17,290.15                  17,676.61
             11/30/2006            17,718.98                  18,089.33
2007         12/31/2006            18,056.57                  18,472.55
             1/31/2007             18,531.02                  18,712.45
             2/28/2007             18,293.80                  18,426.37
             3/31/2007             18,503.65                  18,705.56
             4/30/2007             19,160.58                  19,351.66
             5/31/2007             20,063.87                  20,050.73
             6/30/2007             19,635.04                  19,582.52
             7/31/2007             18,567.52                  18,612.25
             8/31/2007             18,467.15                  18,834.20
             9/30/2007             18,932.48                  19,435.43
             10/31/2007            18,950.73                  19,454.18
             11/30/2007            17,837.59                  18,462.84
2008         12/31/2007            17,764.60                  18,285.89
             1/31/2008             17,062.04                  17,552.07
             2/29/2008             16,441.61                  16,819.65
             3/31/2008             16,140.51                  16,722.10
             4/30/2008             17,052.92                  17,514.58
             5/31/2008             17,436.13                  17,535.39
             6/30/2008             15,510.95                  15,857.67
             7/31/2008             15,392.34                  15,867.11
             8/31/2008             15,702.55                  16,176.52
             9/30/2008             14,370.44                  15,023.70
             10/31/2008            11,158.76                  12,388.33
             11/30/2008            10,054.74                  11,455.37
2009         12/31/2008            10,392.34                  11,657.03
             1/31/2009              9,041.97                  10,290.22
             2/28/2009              7,828.47                   8,911.00
             3/31/2009              8,649.64                   9,675.26
             4/30/2009             10,145.99                  10,752.20
             5/31/2009             10,912.41                  11,381.05
             6/30/2009             10,757.30                  11,301.49
             7/31/2009             11,861.31                  12,255.85
             8/31/2009             12,645.99                  12,892.10
             9/30/2009             13,211.68                  13,401.94
             10/31/2009            12,582.12                  12,953.04
             11/30/2009            13,166.06                  13,658.27
2010         12/31/2009            13,649.64                  13,960.63
             1/31/2010             13,266.42                  13,566.66
             2/28/2010             13,877.74                  14,011.19
             3/31/2010             14,972.63                  14,944.21
             4/30/2010             15,556.57                  15,386.35
             5/31/2010             14,224.45                  14,118.56
             6/30/2010             13,138.69                  13,286.87
             7/31/2010             14,187.96                  14,190.24
             8/31/2010             13,257.30                  13,546.85
             9/30/2010             14,580.29                  14,628.65
             10/31/2010            15,145.99                  15,077.65
             11/30/2010            15,182.48                  15,034.61
2011         12/31/2010            16,614.96                  16,226.02
             1/31/2011             17,025.55                  16,563.70
             2/28/2011             17,983.58                  17,193.23
             3/31/2011             18,102.19                  17,275.47
             4/30/2011             18,531.02                  17,720.52
             5/31/2011             18,239.05                  17,522.53
             6/30/2011             17,919.71                  17,157.23
             7/31/2011             17,162.41                  16,588.31
             8/31/2011             15,729.93                  15,517.87
             9/30/2011             14,133.21                  14,303.54
10/11        10/31/2011            16,104.01                  15,973.78

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR    YEARS  YEARS
                                    -----  ------  -----
                                    6.33%  -1.41%  4.88%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2011

     The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

     The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

     Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

     Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 3000(R) Index ..........................   7.90%
Russell Microcap(R) Index (micro cap stocks) ...   2.11%
Russell 2000(R) Index (small cap stocks) .......   6.71%
Russell 1000(R) Index (large cap stocks) .......   8.01%

     Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 2000(R) Value Index (small cap value stocks) .....   3.54%
Russell 2000(R) Growth Index (small cap growth stocks) ...   9.84%
Russell 1000(R) Value Index (large cap value stocks) .....   6.16%
Russell 1000(R) Growth Index (large cap growth stocks) ...   9.92%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

     Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Porfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

     The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to U.S. value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Series held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 6.33% for the Series and 5.94% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Russell benchmarks indicate that on the whole, growth stocks outperformed value stocks in the U.S. during the period. The Series had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. These differences created differences in the specific mix of the deepest value stocks compared to the Index, which helped performance relative to the Index. This was partially offset by the Series' exclusion of REITs and highly regulated utilities, two sectors that performed well during the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLE

                                                BEGINNING    ENDING                  EXPENSES
                                                 ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                  VALUE      VALUE       EXPENSE      DURING
                                                05/01/11    10/31/11      RATIO*     PERIOD*
                                                ---------   ---------   ----------   --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Actual Fund Return ..........................   $1,000.00   $  869.03      0.22%      $1.04
Hypothetical 5% Annual Return ...............   $1,000.00   $1,024.10      0.22%      $1.12

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

     The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments.The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

Consumer Discretionary .......    18.0%
Consumer Staples .............     7.8%
Energy .......................    16.2%
Financials ...................    16.3%
Health Care ..................     9.3%
Industrials ..................    14.7%
Information Technology .......     6.5%
Materials ....................     3.2%
Other ........................      --
Telecommunication Services ...     6.5%
Utilities ....................     1.5%
                                 -----
                                 100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                                                         PERCENTAGE
                                                                                                                           OF NET
                                                                                           SHARES           VALUE+        ASSETS**
                                                                                         ------------   --------------   ----------
COMMON STOCKS -- (94.2%)
Consumer Discretionary -- (17.0%)
   Carnival Corp. ....................................................................        489,649   $   17,240,541       0.6%
   CBS Corp. Class B .................................................................        881,609       22,754,328       0.8%
   Comcast Corp. Class A .............................................................      3,570,978       83,739,434       2.9%
   Comcast Corp. Special Class A .....................................................      1,432,185       32,940,255       1.1%
   *Liberty Interactive Corp. Class A ................................................        882,463       14,498,867       0.5%
   #*Liberty Media Corp. - Liberty Capital Class A ...................................        175,704       13,497,581       0.5%
   #News Corp. Class A ...............................................................      2,360,850       41,362,092       1.4%
   News Corp. Class B ................................................................        937,272       16,730,305       0.6%
   Time Warner Cable, Inc. ...........................................................        693,942       44,197,166       1.5%
   Time Warner, Inc. .................................................................      1,534,860       53,704,751       1.9%
   Other Securities ..................................................................                     180,744,128       6.2%
                                                                                                        --------------      ----
Total Consumer Discretionary .........................................................                     521,409,448      18.0%
                                                                                                        --------------      ----
Consumer Staples -- (7.4%)
   Archer-Daniels-Midland Co. ........................................................        813,476       23,541,995       0.8%
   CVS Caremark Corp. ................................................................      1,510,745       54,840,043       1.9%
   #Kraft Foods, Inc. Class A ........................................................      2,081,099       73,213,063       2.5%
   Other Securities ..................................................................                      75,378,140       2.6%
                                                                                                        --------------      ----
Total Consumer Staples ...............................................................                     226,973,241       7.8%
                                                                                                        --------------      ----
Energy -- (15.2%)
   Anadarko Petroleum Corp. ..........................................................        845,068       66,337,838       2.3%
   Apache Corp. ......................................................................        214,628       21,383,388       0.7%
   Chesapeake Energy Corp. ...........................................................        624,655       17,565,299       0.6%
   ConocoPhillips ....................................................................      1,766,829      123,059,640       4.2%
   Hess Corp. ........................................................................        378,130       23,655,813       0.8%
   Marathon Oil Corp. ................................................................        903,937       23,529,480       0.8%
   Marathon Petroleum Corp. ..........................................................        451,968       16,225,651       0.6%
   National Oilwell Varco, Inc. ......................................................        366,663       26,154,072       0.9%
   Valero Energy Corp. ...............................................................        658,099       16,189,235       0.6%
   Other Securities ..................................................................                     132,860,176       4.6%
                                                                                                        --------------      ----
Total Energy .........................................................................                     466,960,592      16.1%
                                                                                                        --------------      ----
Financials -- (15.4%)
   Allstate Corp. (The) ..............................................................        529,952       13,958,936       0.5%
   Bank of America Corp. .............................................................      5,238,734       35,780,553       1.2%
   #Capital One Financial Corp. ......................................................        571,140       26,078,252       0.9%
   Citigroup, Inc. ...................................................................      1,957,922       61,850,756       2.1%
   CME Group, Inc. ...................................................................         82,877       22,837,586       0.8%
   Loews Corp. .......................................................................        439,366       17,442,830       0.6%
   *MetLife, Inc. ....................................................................      1,032,078       36,287,862       1.3%
   Morgan Stanley ....................................................................      1,224,333       21,597,234       0.8%
   #*Prudential Financial, Inc. ......................................................        497,625       26,971,275       0.9%
   Other Securities ..................................................................                     209,380,509       7.2%
                                                                                                        --------------      ----
Total Financials .....................................................................                     472,185,793      16.3%
                                                                                                        --------------      ----
Health Care -- (8.7%)
   Aetna, Inc. .......................................................................        503,313       20,011,725       0.7%
   Humana, Inc. ......................................................................        236,814       20,103,140       0.7%
   Pfizer, Inc. ......................................................................      4,655,130       89,657,804       3.1%
   *Thermo Fisher Scientific, Inc. ...................................................        499,520       25,110,870       0.8%
   WellPoint, Inc. ...................................................................        504,640       34,769,696       1.2%
   Other Securities ..................................................................                      78,540,443       2.7%
                                                                                                        --------------      ----
Total Health Care ....................................................................                     268,193,678       9.2%
                                                                                                        --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                                         PERCENTAGE
                                                                                                                           OF NET
                                                                                            SHARES          VALUE+        ASSETS**
                                                                                         ------------   --------------   ----------
Industrials -- (13.8%)
   CSX Corp. .........................................................................      1,242,950   $   27,605,919       0.9%
   General Electric Co. ..............................................................      5,353,354       89,454,545       3.1%
   Norfolk Southern Corp. ............................................................        545,229       40,341,494       1.4%
   Northrop Grumman Corp. ............................................................        337,038       19,463,944       0.7%
   Tyco International, Ltd. ..........................................................        475,822       21,673,692       0.7%
   Union Pacific Corp. ...............................................................        514,578       51,236,531       1.8%
   Other Securities ..................................................................                     173,950,589       6.0%
                                                                                                        --------------      ----
Total Industrials ....................................................................                     423,726,714      14.6%
                                                                                                        --------------      ----
Information Technology -- (6.1%)
   Corning, Inc. .....................................................................      1,298,385       18,553,922       0.7%
   Motorola Solutions, Inc. ..........................................................        317,089       14,874,645       0.5%
   Xerox Corp. .......................................................................      1,791,473       14,654,249       0.5%
   *Yahoo!, Inc. .....................................................................        990,924       15,498,051       0.5%
   Other Securities ..................................................................                     123,777,759       4.3%
                                                                                                        --------------      ----
Total Information Technology .........................................................                     187,358,626       6.5%
                                                                                                        --------------      ----
Materials -- (3.0%)
   International Paper Co. ...........................................................        493,615       13,673,136       0.5%
   Other Securities ..................................................................                      78,451,386       2.7%
                                                                                                        --------------      ----
Total Materials ......................................................................                      92,124,522       3.2%
                                                                                                        --------------      ----
Other -- (0.0%)
   Other Securities ..................................................................                              54       0.0%
                                                                                                        --------------      ----
Telecommunication Services -- (6.2%)
   AT&T, Inc. ........................................................................      4,065,906      119,171,705       4.1%
   Verizon Communications, Inc. ......................................................      1,025,344       37,917,221       1.3%
   Other Securities ..................................................................                      31,515,128       1.1%
                                                                                                        --------------      ----
Total Telecommunication Services .....................................................                     188,604,054       6.5%
                                                                                                        --------------      ----
Utilities -- (1.4%)
   Public Service Enterprise Group, Inc. .............................................        655,441       22,088,362       0.7%
   Other Securities ..................................................................                      20,196,771       0.7%
                                                                                                        --------------      ----
Total Utilities ......................................................................                      42,285,133       1.4%
                                                                                                        --------------      ----
TOTAL COMMON STOCKS ..................................................................                   2,889,821,855      99.6%
                                                                                                        --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...............      6,334,474        6,334,474       0.2%
                                                                                                        --------------      ----

                                                                                           SHARES/
                                                                                            FACE
                                                                                           AMOUNT
                                                                                         ------------
                                                                                            (000)
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@ DFA Short Term Investment Fund ..................................................    169,531,187      169,531,187       5.9%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
      (Collateralized by $594,850 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000%
      to 5.000%, maturities ranging from 06/01/26 to 06/01/41, valued at $596,988) to
      be repurchased at $577,526 .....................................................   $        578          577,524       0.0%
                                                                                                        --------------      ----
TOTAL SECURITIES LENDING COLLATERAL ..................................................                     170,108,711       5.9%
                                                                                                        --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                                         PERCENTAGE
                                                                                                                           OF NET
                                                                                                            VALUE+         ASSETS
                                                                                                        --------------   ----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,732,240,121) .............................................................                  $3,066,265,040     105.7%
                                                                                                        ==============     =====

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                    --------------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  521,409,448             --      --     $  521,409,448
   Consumer Staples .............      226,969,469   $      3,772      --        226,973,241
   Energy .......................      466,960,592             --      --        466,960,592
   Financials ...................      472,148,021         37,772      --        472,185,793
   Health Care ..................      268,193,678             --      --        268,193,678
   Industrials ..................      423,718,382          8,332      --        423,726,714
   Information Technology .......      187,358,626             --      --        187,358,626
   Materials. ...................       92,124,522             --      --         92,124,522
   Other ........................               --             54      --                 54
   Telecommunication Services ...      188,604,054             --      --        188,604,054
   Utilities ....................       42,285,133             --      --         42,285,133
Temporary Cash Investments ......        6,334,474             --      --          6,334,474
Securities Lending Collateral ...               --    170,108,711      --        170,108,711
                                    --------------   ------------     ---     --------------
TOTAL ...........................   $2,896,106,399   $170,158,641      --     $3,066,265,040
                                    ==============   ============     ===     ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $165,317 of securities on loan,
   respectively) .........................................................   $2,889,822
Temporary Cash Investments at Value & Cost ...............................        6,334
Collateral Received from Securities on Loan at Value & Cost ..............          578
Affiliated Collateral Received from Securities on Loan at Value & Cost ...      169,531
Receivables:
   Investment Securities Sold ............................................          526
   Dividends and Interest ................................................        4,263
   Securities Lending Income .............................................          225
   Fund Shares Sold ......................................................          751
                                                                             ----------
      Total Assets .......................................................    3,072,030
                                                                             ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned ......................................      170,109
   Due to Advisor ........................................................          459
Accrued Expenses and Other Liabilities ...................................          137
                                                                             ----------
      Total Liabilities ..................................................      170,705
                                                                             ----------
NET ASSETS ...............................................................   $2,901,325
                                                                             ==========
Investments at Cost ......................................................   $2,555,797
                                                                             ----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             STATEMENT OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2011

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends ......................................................   $ 52,532
   Interest .......................................................         12
   Income from Securities Lending .................................      1,772
                                                                      --------
         Total Investment Income ..................................     54,316
                                                                      --------
EXPENSES
   Investment Advisory Services Fees ..............................      5,944
   Accounting & Transfer Agent Fees ...............................        297
   Custodian Fees .................................................         45
   Shareholders' Reports ..........................................         15
   Directors'/Trustees' Fees & Expenses ...........................         26
   Professional Fees ..............................................         90
   Other ..........................................................         29
                                                                      --------
         Total Expenses ...........................................      6,446
                                                                      --------
   NET INVESTMENT INCOME (LOSS) ...................................     47,870
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..................................     84,152
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities .......................................     37,055
                                                                      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ........................    121,207
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $169,077
                                                                      ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   YEAR         YEAR
                                                                                   ENDED        ENDED
                                                                                 OCT. 31,     OCT. 31,
                                                                                   2011         2010
                                                                                ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .............................................   $   47,870   $   35,293
   Net Realized Gain (Loss) on:
      Investment Securities Sold ............................................       84,152       76,239
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities ................................................       37,055      353,972
                                                                                ----------   ----------
         Net Increase (Decrease) in Net Assets Resulting from Operations ....      169,077      465,504
                                                                                ----------   ----------
Transactions in Interest:
   Contributions ............................................................      200,009      111,014
   Withdrawals ..............................................................     (138,434)    (195,772)
                                                                                ----------   ----------
         Net Increase (Decrease) from Transactions in Interest ..............       61,575      (84,758)
                                                                                ----------   ----------
      Total Increase (Decrease) in Net Assets ...............................      230,652      380,746
NET ASSETS
   Beginning of Period ......................................................    2,670,673    2,289,927
                                                                                ----------   ----------
   End of Period ............................................................   $2,901,325   $2,670,673
                                                                                ==========   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     THE TAX-MANAGED U.S. MARKETWIDE VALUE

                          SERIES FINANCIAL HIGHLIGHTS


                                                  YEAR        YEAR        YEAR         PERIOD         YEAR        YEAR
                                                 ENDED       ENDED       ENDED         DEC. 1,       ENDED       ENDED
                                                OCT. 31,    OCT. 31,    OCT. 31,       2007 TO      NOV. 30,    NOV. 30,
                                                  2011        2010        2009     OCT. 31, 2008      2007        2006
                                               ----------  ----------  ----------  -------------   ----------  ----------
Total Return .................................       6.33%      20.38%      12.76%     (37.44)%(C)       0.67%      17.70%
                                               ----------  ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands) ........ $2,901,325  $2,670,673  $2,289,927  $2,190,724      $3,858,580  $3,521,559
Ratio of Expenses to Average Net Assets ......       0.22%       0.22%       0.23%       0.22%(B)        0.22%       0.22%
Ratio of Net Investment Income to Average Net
  Assets .....................................       1.61%       1.40%       2.23%       2.09%(B)        1.61%       1.63%
Portfolio Turnover Rate ......................         20%         25%         28%         40%(C)          21%         21%

See page 1 for the Definitions of Abbreviations and Footnotes.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this section of the report.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

     Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

     2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2011, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $68 (in thousands).

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended October 31, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rates of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2011, the total related amounts paid to the CCO by the Trust were $84 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

PURCHASES    SALES
---------   ---------
$695,801    $588,006

     There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

     The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

     At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                  NET
                                               UNREALIZED
 FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
 TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----------   ------------   --------------   --------------
$2,733,387     $612,036       $(279,158)        $332,878

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax position and has concluded that no provision for income tax is required in the Series' financial statements. The Series is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

     At October 31, 2011, the Series had no outstanding futures contracts.

G. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Series under this line of credit during the year ended October 31, 2011.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the year ended October 31, 2011.

H. SECURITIES LENDING:

     As of October 31, 2011, the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

     The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

     The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2011, the results of operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

     Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

     Each Board's Performance Committee is comprised of George M.
Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

     Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

       NAME, POSITION                           PORTFOLIOS WITHIN THE
       WITH THE FUND,      TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE         LENGTH OF SERVICE       OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides    DFAITC - since 1993 94 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and      DFAIDG - since 1983 investment companies  of Chicago Booth School of Business.
DIG.                        DIG - since 1993
Trustee of DFAITC and       DEM - since 1993
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould               DFAITC - since 1993 94 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and      DFAIDG - since 1986 investment companies  Professor of Economics, The University of Chicago
DIG.                        DIG - since 1993                          Booth School of Business (since 1965). Member
Trustee of DFAITC and       DEM - since 1993                          and Chair, Competitive Markets Advisory
DEM.                                                                  Committee, Chicago Mercantile Exchange (futures
The University of Chicago                                             trading exchange) (since 2004). Formerly, Director
Booth School of Business                                              of UNext, Inc. (1999-2006). Trustee, Harbor Fund
5807 S. Woodlawn                                                      (registered investment company) (30 Portfolios)
Avenue                                                                (since 1994). Formerly, Member of the Board of
Chicago, IL 60637                                                     Milwaukee Mutal Insurance Company (1997-2010).
Age: 72

Roger G. Ibbotson           DFAITC - since 1993 94 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and      DFAIDG - since 1981 investment companies  Management (since 1984). Chairman, CIO and
DIG.                        DIG - since 1993                          Partner, Zebra Capital Management, LLC (hedge
Trustee of DFAITC and       DEM - since 1993                          fund manager) (since 2001). Consultant to
DEM.                                                                  Morningstar, Inc. (since 2006). Formerly, Chairman,
Yale School of                                                        Ibbotson Associates, Inc., Chicago, IL (software
Management                                                            data publishing and consulting) (1977-2006).
135 Prospect Street                                                   Formerly, Director, BIRR Portfolio Analysis, Inc.
New Haven, CT                                                         (software products) (1990-2010).
06520-8200
Age: 68

       NAME, POSITION                           PORTFOLIOS WITHIN THE
       WITH THE FUND,      TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE         LENGTH OF SERVICE       OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
Edward P. Lazear            DFAITC - since 2010 94 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and      DFAIDG - since 2010 investment companies  (since 2002). Jack Steele Parker Professor of
DIG.                        DIG - since 2010                          Human Resources Management and Economics,
Trustee of DFAITC and       DEM - since 2010                          Graduate School of Business, Stanford University
DEM.                                                                  (since 1995). Cornerstone Research (expert
Stanford University                                                   testimony and economic and financial analysis)
Graduate School of                                                    (since 2009). Formerly, Chairman of the President
Business                                                              George W. Bush's Council of Economic Advisers
518 Memorial Way                                                      (2006-2009). Formerly, Council of Economic
Stanford, CA 94305-5015                                               Advisors, State of California (2005-2006). Formerly,
Age: 63                                                               Commissioner, White House Panel on Tax Reform
                                                                      (2005).

Myron S. Scholes            DFAITC - since 1993 94 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and      DFAIDG - since 1981 investment companies  Stanford University (since 1981). Formerly,
DIG.                        DIG - since 1993                          Chairman, Platinum Grove Asset Management, L.P.
Trustee of DFAITC and       DEM - since 1993                          (hedge fund) (formerly, Oak Hill Platinum Partners)
DEM.                                                                  (1999-2009). Formerly, Managing Partner, Oak Hill
c/o Dimensional Fund                                                  Capital Management (private equity firm) (until
Advisors, L.P.                                                        2004). Director, American Century Fund Complex
6300 Bee Cave Road                                                    (registered investment companies) (40 Portfolios)
Building 1                                                            (since 1980). Formerly, Director, Chicago
Austin, TX 78746                                                      Mercantile Exchange (2001-2008).
Age: 70

Abbie J. Smith              DFAITC - since 2000 94 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and      DFAIDG - since 2000 investment companies  Professor of Accounting, The University of Chicago
DIG.                        DIG - since 2000                          Booth School of Business (since 1980). Co-Director
Trustee of DFAITC and       DEM - since 2000                          Investment Research, Fundamental Investment
DEM.                                                                  Advisors (hedge fund) (since 2008). Director, HNI
The University of Chicago                                             Corporation (formerly known as HON Industries
Booth School of Business                                              Inc.) (office furniture) (since 2000). Director, Ryder
5807 S. Woodlawn                                                      System Inc. (transportation, logistics and
Avenue                                                                supply-chain management) (since 2003). Trustee,
Chicago, IL 60637                                                     UBS Funds (3 investment companies within the
Age: 58                                                               fund complex) (52 portfolios) (since 2009).

       NAME, POSITION                           PORTFOLIOS WITHIN THE
       WITH THE FUND,      TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE         LENGTH OF SERVICE       OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*

David G. Booth              DFAITC - since 1993 94 portfolios in 4    Chairman, Director/Trustee, President, and
Chairman, Director,         DFAIDG - since 1981 investment companies  Co-Chief Executive Officer (since January 2010) of
Co-Chief Executive Officer  DIG - since 1992                          Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG     DEM - since 1993                          Advisors LP, DFA Securities LLC, Dimensional
and DIG. Chairman,                                                    Emerging Markets Value Fund, DFAIDG,
Trustee, Co-Chief                                                     Dimensional Investment Group Inc. and The DFA
Executive Officer and                                                 Investment Trust Company. Director of Dimensional
President of DFAITC and                                               Fund Advisors Ltd., Dimensional Funds PLC,
DEM.                                                                  Dimensional Funds II PLC, DFA Australia Limited
6300 Bee Cave Road,                                                   and Dimensional Cayman Commodity Fund I Ltd.
Building One                                                          Chairman and President of Dimensional SmartNest
Austin, Texas 78746                                                   LLC and Dimensional SmartNest (US) LLC.
Age: 64                                                               Chairman, Director and Co-Chief Executive Officer
                                                                      of Dimensional Fund Advisors Canada ULC.
                                                                      Limited Partner, Oak Hill Partners (since 2001) and
                                                                      VSC Investors, LLC (since 2007). Trustee, The
                                                                      University of Chicago. Trustee, University of
                                                                      Kansas Endowment Association. Formerly, Chief
                                                                      Executive Officer (until 2010) and Chief Investment
                                                                      Officer (2003-2007) of Dimensional Fund Advisors
                                                                      LP, DFA Securities LLC, Dimensional Emerging
                                                                      Markets Value Fund, DFAIDG, Dimensional
                                                                      Investment Group Inc., The DFA Investment Trust
                                                                      Company and Dimensional Holdings Inc. Formerly,
                                                                      Chief Investment Officer of Dimensional Fund
                                                                      Advisors Ltd. Formerly, President and Chief
                                                                      Investment Officer of DFA Australia Limited.
                                                                      Formerly, Director, SA Funds (registered investment
                                                                      company).

Eduardo A. Repetto          DFAITC - since 2009 94 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief          DFAIDG - since 2009 investment companies  Chief Investment Officer (since March 2007) and
Executive Officer and       DIG - since 2009                          Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of DEM - since 2009                          Dimensional Fund Advisors LP, DFA Securities
DFAIDG and DIG.                                                       LLC, Dimensional Emerging Markets Value Fund,
Trustee, Co-Chief                                                     DFAIDG, Dimensional Investment Group Inc., The
Executive Officer and                                                 DFA Investment Trust Company and Dimensional
Chief Investment Officer of                                           Cayman Commodity Fund I Ltd. Co-Chief
DFAITC and DEM.                                                       Executive Officer, President and Chief Investment
6300 Bee Cave Road,                                                   Officer of Dimensional Fund Advisors Canada ULC.
Building One                                                          Chief Investment Officer, Vice President and
Austin, TX 78746                                                      Director of DFA Australia Limited. Director of
Age: 44                                                               Dimensional Fund Advisors Ltd., Dimensional
                                                                      Funds PLC and Dimensional Funds II PLC.
                                                                      Co-Chief Executive Officer of Dimensional
                                                                      SmartNest LLC and Dimensional SmartNest (US)
                                                                      LLC. Formerly, Vice President of Dimensional
                                                                      Holdings Inc., Dimensional Fund Advisors LP, DFA
                                                                      Securities LLC, Dimensional Emerging Markets
                                                                      Value Fund, DFAIDG, Dimensional Investment
                                                                      Group Inc., The DFA Investment Trust Company
                                                                      and Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                            TERM OF OFFICE/1/
       NAME, POSITION WITH THE FUND           AND LENGTH OF
                  AND AGE                        SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
                                                              OFFICERS

April A. Aandal                                 Since 2008        Vice President, Global Business Development of all the DFA
Vice President, Global Business                                   Entities. Chief Learning Officer of Dimensional (September
Development                                                       2008-October 2011). Formerly, Regional Director of Dimensional
Age: 48                                                           (2004-2008).

Darryl D. Avery                                 Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 45

Arthur H. Barlow                                Since 1993        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Age: 55

John T. Blood                                   Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2010). Formerly, Chief Market Strategist at
Age: 42                                                           Commonwealth Financial (2007-2010); Director of Research at
                                                                  Commonwealth Financial (2000-2007).

Scott A. Bosworth                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since November 1997).
Age: 42

Valerie A. Brown                                Since 2001        Vice President and Assistant Secretary of all the DFA Entities,
Vice President and Assistant                                      DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Secretary                                                         Dimensional Fund Advisors Canada ULC (since 2003) and
Age: 44                                                           Dimensional Cayman Commodity Fund I Ltd.

David P. Butler                                 Since 2007        Vice President of all the DFA Entities. Head of Global Financial
Vice President                                                    Services of Dimensional (since 2008). Formerly, Regional Director
Age: 47                                                           of Dimensional (January 1995 to January 2005).

James G. Charles                                Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2008-2010). Formerly, Vice President, Client
Age: 55                                                           Portfolio Manager at American Century Investments (2001-2008).

Joseph H. Chi                                   Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since October 2005).
Age: 45

Stephen A. Clark                                Since 2004        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                    Dimensional Fund Advisors Canada ULC.
Age: 39

Robert P. Cornell                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Financial Services Group of Dimensional (since August 1993).
Age: 62

George H. Crane                                 Since 2010        Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                                    President and Managing Director at State Street Bank & Trust
Age: 56                                                           Company (2007-2008). Managing Director, Head of Investment
                                                                  Administration and Operations at State Street Research &
                                                                  Management Company (2002-2005).

Christopher S. Crossan                          Since 2004        Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                                   Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance                                                        Dimensional SmartNest LLC and Dimensional SmartNest (US)
Officer                                                           LLC. Chief Compliance Officer of Dimensional Fund Advisors
Age: 45                                                           Canada ULC.

                                            TERM OF OFFICE/1/
       NAME, POSITION WITH THE FUND           AND LENGTH OF
                  AND AGE                        SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
James L. Davis                                  Since 1999        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Age: 54

Robert T. Deere                                 Since 1994        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                    Dimensional Fund Advisors Canada ULC.
Age: 54

Peter F. Dillard                                Since 2010        Vice President of all the DFA Entities. Research Associate for
Vice President                                                    Dimensional (since August 2008). Formerly, Research Assistant for
Age: 39                                                           Dimensional (April 2006-August 2008).

Robert W. Dintzner                              Since 2001        Vice President of all the DFA Entities. Chief Communications
Vice President and Chief                                          Officer of Dimensional (since 2010).
Communications Officer
Age: 41

Richard A. Eustice                              Since 1998        Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                      DFA Australia Limited. Chief Operating Officer of Dimensional
Secretary                                                         Fund Advisors Ltd. (since July 2008). Formerly, Vice President of
Age: 46                                                           Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                             Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 40

Jed S. Fogdall                                  Since 2008        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since September 2004).
Age: 37

Jeremy P. Freeman                               Since 2009        Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                                    for Dimensional (since June 2006). Formerly, Principal at AIM
Age: 40                                                           Investments/Amvescap PLC (now Invesco) (June 1998-June
                                                                  2006).

Mark R. Gochnour                                Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional.
Age: 44

Henry F. Gray                                   Since 2000        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 44

John T. Gray                                    Since 2007        Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                    Director of Dimensional (January 2005 to February 2007).
Age: 37

Joel H. Hefner                                  Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since June 1998).
Age: 43

Julie C. Henderson                              Since 2005        Vice President and Fund Controller of all the DFA Entities and
Vice President and Fund Controller                                Dimensional Cayman Commodity Fund I Ltd.
Age: 37

Kevin B. Hight                                  Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 43

Christine W. Ho                                 Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 43

Michael C. Horvath                              Since 2011        Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                    Director, Co-Head Global Consultant Relations at BlackRock
Age: 51                                                           (2004-2011).

Jeff J. Jeon                                    Since 2004        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd.
Age: 37

                                            TERM OF OFFICE/1/
       NAME, POSITION WITH THE FUND           AND LENGTH OF
                  AND AGE                        SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Patrick M. Keating                              Since 2003        Vice President of all the DFA Entities and Dimensional Cayman
Vice President and Chief Operating                                Commodity Fund I Ltd. and Chief Operating Officer of Dimensional
Officer                                                           and Dimensional Cayman Commodity Fund I Ltd. Director, Vice
Age: 56                                                           President and Chief Privacy Officer of Dimensional Fund Advisors
                                                                  Canada ULC. Director of DFA Australia Limited.

David M. Kershner                               Since 2010        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since June 2004).
Age: 40

Timothy R. Kohn                                 Since 2011        Vice President of all the DFA Entities. Head of Defined
Vice President                                                    Contribution Sales for Dimensional (since August 2010). Formerly,
Age: 40                                                           Chief DC Strategist, Barclays Global Investors (2005-2009).

Joseph F. Kolerich                              Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 39

Stephen W. Kurad                                Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2007-2010).
Age: 42

Michael F. Lane                                 Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 44

Juliet Lee                                      Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Marlena I. Lee                                  Since 2011        Vice President of all the DFA Entities. Research Associate for
Vice President                                                    Dimensional (July 2008-2010).
Age: 30

Apollo D. Lupescu                               Since 2009        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (since February 2004).
Age: 42

Kenneth M. Manell                               Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd. Counsel for Dimensional (since September
Age: 38                                                           2006). Formerly, Assistant General Counsel at Castle & Cooke
                                                                  (January 2004-September 2006).

Aaron M. Marcus                                 Since 2008        Vice President and Head of Global Human Resources of
Vice President & Head of Global                                   Dimensional. Formerly, Global Head of Recruiting and Vice
Human Resources                                                   President of Goldman Sachs & Co. (June 2006 to January 2008),
Age: 41                                                           and Global Co-Head of HR of the Equities & FICC Division, and
                                                                  Vice President of Goldman Sachs & Co. (May 2005 to May 2006).

David R. Martin                                 Since 2007        Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial Officer                           DFA Entities. Director, Vice President, Chief Financial Officer
and Treasurer                                                     and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia
Age: 54                                                           Limited. Chief Financial Officer, Treasurer, and Vice President of
                                                                  Dimensional Fund Advisors Canada ULC, Dimensional SmartNest LLC,
                                                                  Dimensional SmartNest (US) LLC and Dimensional Cayman Commidity
                                                                  Fund I Ltd. Director of Dimensional Funds PLC and Dimensional
                                                                  Funds II PLC. Formerly, Executive Vice President and Chief
                                                                  Financial Officer of Janus Capital Group Inc. (June 2005 to March
                                                                  2007).

Catherine L. Newell                     Vice President since 1997 Vice President and Secretary of all the DFA Entities. Director,
Vice President and Secretary            and Secretary since 2000  Vice President and Secretary of DFA Australia Limited and
Age: 47                                                           Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of
                                                                  Dimensional Fund Advisors Canada ULC (since June 2003),
                                                                  Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and
                                                                  Dimensional Cayman Commodity Fund I Ltd. Director, Dimensional
                                                                  Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities,
                                                                  DFA Australia Limited and Dimensional Fund Advisors Ltd.

                                            TERM OF OFFICE/1/
       NAME, POSITION WITH THE FUND           AND LENGTH OF
                  AND AGE                        SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Christian A. Newton                             Since 2009        Vice President of all DFA Entities. Web Services Manager
Vice President                                                    for Dimensional (since January 2008).
Age: 36                                                           Formerly, Design Manager of Dimensional (2005-2008).

Pamela B. Noble                                 Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 47                                                           Manager at USAA Investment Management Company
                                                                  (2001-2006).

Carolyn L. O                                    Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd. Deputy General Counsel, Funds (since
Age: 37                                                           2011). Counsel for Dimensional (2007-2011). Formerly, Associate
                                                                  at K&L Gates LLP (January 2004-September 2007).

Gerard K. O'Reilly                              Since 2007        Vice President of all the DFA Entities. Formerly, Research
Vice President                                                    Associate of Dimensional (2004 to 2006).
Age: 34

Daniel C. Ong                                   Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since July 2005).
Age: 37

Kyle K. Ozaki                                   Since 2010        Vice President of all the DFA Entities. Senior Compliance Officer
Vice President                                                    for Dimensional (since January 2008). Formerly, Compliance
Age: 33                                                           Officer (February 2006-December 2007) and Compliance Analyst
                                                                  (August 2004-January 2006) for Dimensional.

David A. Plecha                                 Since 1993        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                    Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
Age: 50                                                           Canada ULC.

Allen Pu                                        Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (July 2006-2010).
Age: 40

Stephen A. Quance                               Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (October 2006-2010).
Age: 37

Theodore W. Randall                             Since 2008        Vice President of all the DFA Entities. Formerly, Research
Vice President                                                    Associate of Dimensional (2006-2008). Systems Developer of
Age: 38                                                           Dimensional (2001-2006).

L. Jacobo Rodriguez                             Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Julie A. Saft                                   Since 2010        Vice President of all the DFA Entities. Client Systems Manager for
Vice President                                                    Dimensional (since July 2008). Formerly, Senior Manager at
Age: 52                                                           Vanguard (November 1997-July 2008).

David E. Schneider                              Since 2001        Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                    Advisors Canada ULC. Head of Institutional Services of
Age: 65                                                           Dimensional.

Walid A. Shinnawi                               Since 2010        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (since March 2006). Formerly, Senior Director at
Age: 49                                                           Moody's KMV (1999-March 2006).

Bruce A. Simmons                                Since 2009        Vice President of all the DFA Entities. Investment Operations
Vice President                                                    Manager for Dimensional (since May 2007). Formerly, Vice
Age: 46                                                           President Client and Fund Reporting at Mellon Financial
                                                                  (September 2005-May 2007).

Edward R. Simpson                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since December 2002).
Age: 43

Bryce D. Skaff                                  Since 2007        Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                    Director of Dimensional (December 1999 to January 2007).
Age: 36

                                            TERM OF OFFICE/1/
       NAME, POSITION WITH THE FUND           AND LENGTH OF
                  AND AGE                        SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Andrew D. Smith                                 Since 2011        Vice President of all the DFA Entities. Project Manager for
Vice President                                                    Dimensional (2007-2010). Formerly, Business Analyst Manager,
Age: 43                                                           National Instruments (2003-2007).

Grady M. Smith                                  Since 2004        Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                    Advisors Canada ULC.
Age: 55

Carl G. Snyder                                  Since 2000        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 48

Lawrence R. Spieth                              Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 63

Bradley G. Steiman                              Since 2004        Vice President of all the DFA Entities and Director and Vice
Vice President                                                    President of Dimensional Fund Advisors Canada ULC.
Age: 38

Robert C. Trotter                               Since 2009        Vice President of all the DFA Entities. Senior Manager, Technology
Vice President                                                    for Dimensional (since March 2007). Formerly, Director of
Age: 53                                                           Technology at AMVESCAP (2002-2007).

Karen E. Umland                                 Since 1997        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                    Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
Age: 45                                                           Canada ULC.

Brian J. Walsh                                  Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since 2004).
Age: 41

Weston J. Wellington                            Since 1997        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 60

Ryan J. Wiley                                   Since 2007        Vice President of all the DFA Entities. Senior Trader of
Vice President                                                    Dimensional. Formerly, Portfolio Manager (2006 to 2007) and
Age: 35                                                           Trader (2001 to 2006) for Dimensional.

Paul E. Wise                                    Since 2005        Vice President of all the DFA Entities. Chief Technology Officer
Vice President                                                    for Dimensional (since 2004).
Age: 56

John S. Wotowicz                                Since 2010        Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                    Director at Morgan Stanley (1999-2007).
Age: 47

Joseph L. Young                                 Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2005-2010).
Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolios to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                 QUALIFYING
                                            NET                                                 FOR CORPORATE
                                         INVESTMENT     SHORT-TERM    LONG-TERM                   DIVIDENDS
                                           INCOME      CAPITAL GAIN  CAPITAL GAIN    TOTAL        RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1)
------------------------------------    ------------- ------------- ------------- ------------- -------------
Tax-Managed U.S. Marketwide
   Value Portfolio ..................        100%          --            --           100%           100%
Tax-Managed U.S. Equity Portfolio ...        100%          --            --           100%           100%
Tax-Managed U.S. Targeted Value
   Portfolio ........................        100%          --            --           100%           100%
Tax-Managed U.S. Small Cap
   Portfolio ........................        100%          --            --           100%           100%
T.A. U.S. Core Equity 2
   Portfolio ........................        100%          --            --           100%           100%
Tax-Managed DFA International
   Value Portfolio ..................        100%          --            --           100%           100%
T.A. World ex U.S. Core Equity
   Portfolio ........................        100%          --            --           100%           100%



                                                                                  QUALIFYING
                                        QUALIFYING  FOREIGN   FOREIGN  QUALIFYING SHORT-TERM
                                         DIVIDEND     TAX      SOURCE   INTEREST    CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.     INCOME(2) CREDIT(3) INCOME(4)  INCOME(5)   GAIN(6)
------------------------------------    ---------- --------- --------- ---------- ----------
Tax-Managed U.S. Marketwide
   Value Portfolio ..................      100%        --        --        100%      100%
Tax-Managed U.S. Equity Portfolio ...      100%        --        --        100%      100%
Tax-Managed U.S. Targeted Value
   Portfolio ........................      100%        --        --        100%      100%
Tax-Managed U.S. Small Cap
   Portfolio ........................      100%        --        --        100%      100%
T.A. U.S. Core Equity 2
   Portfolio ........................      100%        --        --        100%      100%
Tax-Managed DFA International
   Value Portfolio ..................      100%         7%       97%       100%      100%
T.A. World ex U.S. Core Equity
   Portfolio ........................      100%         6%       98%       100%      100%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions
     (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO]   Recycled
         Recyclable   DFA103111-002A

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2011

DFA INVESTMENT DIMENSIONS GROUP INC.

CSTG&E U.S. Social Core Equity 2 Portfolio

CSTG&E International Social Core Equity Portfolio

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                         PAGE
                                                         ----
Letter to Shareholders

Definitions of Abbreviations and Footnotes..............   1

Performance Charts......................................   2

Management's Discussion and Analysis....................   3

Disclosure of Fund Expenses.............................   6

Disclosure of Portfolio Holdings........................   7

Summary Schedules of Portfolio Holdings

   CSTG&E U.S. Social Core Equity 2 Portfolio...........   8

   CSTG&E International Social Core Equity Portfolio....  11

Statements of Assets and Liabilities....................  15

Statements of Operations................................  16

Statements of Changes in Net Assets.....................  17

Financial Highlights....................................  18

Notes to Financial Statements...........................  19

Report of Independent Registered Public Accounting Firm.  27

Fund Management.........................................  28

Voting Proxies on Fund Portfolio Securities.............  37

Notice to Shareholders..................................  38

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

    ADR     American Depositary Receipt
    FHLMC   Federal Home Loan Mortgage Corporation
    FNMA    Federal National Mortgage Association
    P.L.C.  Public Limited Company

Investment Footnotes

    +       See Note B to Financial Statements.
    ++      Securities have generally been fair valued. See Note B to
            Financial Statements.
    **      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
            Some of the individual securities within this category may include
            Total or Partial Securities on Loan and/or Non-Income Producing
            Securities.
    *       Non-Income Producing Securities.
    #       Total or Partial Securities on Loan.
    @       Security purchased with cash proceeds from Securities on Loan.
    (S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS

    (A)     Computed using average shares outstanding.
    (B)     Annualized
    (C)     Non-Annualized
    (D) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

    --      Amounts designated as -- are either zero or rounded to zero.
    REIT    Real Estate Investment Trust
    SEC     Securities and Exchange Commission
    (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
AUGUST 3, 2007-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                           CSTG&E U.S. SOCIAL CORE
                              EQUITY 2 PORTFOLIO        RUSSELL 3000 INDEX
                           ------------------------  ------------------------
 8/3/2007                                 10,000.00                 10,000.00

 8/31/2007                                10,230.00                 10,310.25

 9/30/2007                                10,522.60                 10,686.14

 10/31/2007                               10,662.77                 10,882.16

 11/30/2007                               10,042.02                 10,392.26

 12/31/2007                                9,970.63                 10,329.37

 1/31/2008                                 9,437.38                  9,703.30

 2/29/2008                                 9,145.61                  9,401.91

 3/31/2008                                 9,119.57                  9,346.44

 4/30/2008                                 9,634.06                  9,813.85

 5/31/2008                                 9,896.35                 10,014.90

 6/30/2008                                 9,011.38                  9,188.46

 7/31/2008                                 8,940.51                  9,115.18

 8/31/2008                                 9,122.76                  9,256.46

 9/30/2008                                 8,257.33                  8,386.13

 10/31/2008                                6,640.44                  6,898.77

 11/30/2008                                6,020.12                  6,354.19

 12/31/2008                                6,159.38                  6,475.75

 1/31/2009                                 5,492.12                  5,932.30

 2/28/2009                                 4,865.91                  5,310.86

 3/31/2009                                 5,339.86                  5,776.06

 4/30/2009                                 6,133.62                  6,383.89

 5/31/2009                                 6,422.26                  6,724.57

 6/30/2009                                 6,385.14                  6,747.43

 7/31/2009                                 6,975.01                  7,272.62

 8/31/2009                                 7,244.08                  7,532.49

 9/30/2009                                 7,612.22                  7,848.07

 10/31/2009                                7,321.44                  7,646.22

 11/30/2009                                7,664.14                  8,080.71

 12/31/2009                                7,986.30                  8,310.98

 1/31/2010                                 7,693.99                  8,011.39

 2/28/2010                                 8,048.93                  8,282.99

 3/31/2010                                 8,628.70                  8,805.04

 4/30/2010                                 8,994.77                  8,995.06

 5/31/2010                                 8,283.55                  8,284.48

 6/30/2010                                 7,689.86                  7,808.22

 7/31/2010                                 8,308.82                  8,350.28

 8/31/2010                                 7,805.26                  7,957.21

 9/30/2010                                 8,605.20                  8,708.51

 10/31/2010                                8,942.25                  9,048.81

 11/30/2010                                9,131.84                  9,101.05

 12/31/2010                                9,843.84                  9,718.00

 1/31/2011                                10,044.95                  9,930.26

 2/28/2011                                10,489.51                 10,291.80

 3/31/2011                                10,635.89                 10,338.22

 4/30/2011                                10,847.97                 10,645.94

 5/31/2011                                10,625.28                 10,524.46

 6/30/2011                                10,435.80                 10,335.46

 7/31/2011                                10,116.66                 10,098.78

 8/31/2011                                 9,329.45                  9,492.90

 9/30/2011                                 8,414.57                  8,756.29

 10/31/2011                                9,589.20                  9,764.07


                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  8/3/2007
                         ------------    ----  --------
                                         7.24%  -0.98%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 3, 2007-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                             CSTG&E INTERNATIONAL
                              SOCIAL CORE EQUITY     MSCI WORLD EX USA INDEX
                                  PORTFOLIO                 (NET DIV.)
                           ------------------------  ------------------------
 8/3/2007                                 10,000.00                 10,000.00

 8/31/2007                                 9,990.00                 10,002.30

 9/30/2007                                10,472.83                 10,570.56

 10/31/2007                               11,003.48                 11,030.07

 11/30/2007                               10,432.79                 10,598.74

 12/31/2007                               10,183.66                 10,399.50

 1/31/2008                                 9,389.47                  9,461.87

 2/29/2008                                 9,399.53                  9,633.34

 3/31/2008                                 9,451.32                  9,495.82

 4/30/2008                                 9,874.06                 10,023.65

 5/31/2008                                10,045.17                 10,175.76

 6/30/2008                                 9,124.04                  9,384.47

 7/31/2008                                 8,754.98                  9,050.51

 8/31/2008                                 8,396.17                  8,700.50

 9/30/2008                                 7,384.43                  7,444.33

 10/31/2008                                5,736.58                  5,895.77

 11/30/2008                                5,417.31                  5,576.04

 12/31/2008                                5,817.15                  5,869.98

 1/31/2009                                 5,140.74                  5,322.27

 2/28/2009                                 4,589.20                  4,783.49

 3/31/2009                                 4,983.56                  5,098.70

 4/30/2009                                 5,723.79                  5,756.22

 5/31/2009                                 6,568.28                  6,484.19

 6/30/2009                                 6,506.58                  6,417.04

 7/31/2009                                 7,140.34                  7,019.59

 8/31/2009                                 7,552.28                  7,356.00

 9/30/2009                                 7,909.87                  7,659.50

 10/31/2009                                7,644.79                  7,536.54

 11/30/2009                                7,867.45                  7,723.01

 12/31/2009                                7,937.85                  7,846.13

 1/31/2010                                 7,596.89                  7,478.35

 2/28/2010                                 7,607.55                  7,470.85

 3/31/2010                                 8,169.28                  7,951.78

 4/30/2010                                 8,126.62                  7,833.21

 5/31/2010                                 7,177.45                  6,968.82

 6/30/2010                                 7,055.93                  6,868.01

 7/31/2010                                 7,833.92                  7,502.78

 8/31/2010                                 7,488.14                  7,278.53

 9/30/2010                                 8,282.81                  7,976.73

 10/31/2010                                8,586.36                  8,260.90

 11/30/2010                                8,217.76                  7,911.05

 12/31/2010                                9,006.20                  8,548.06

 1/31/2011                                 9,246.08                  8,732.21

 2/28/2011                                 9,551.37                  9,055.99

 3/31/2011                                 9,378.91                  8,874.58

 4/30/2011                                 9,892.67                  9,357.90

 5/31/2011                                 9,564.74                  9,080.49

 6/30/2011                                 9,430.72                  8,951.17

 7/31/2011                                 9,186.63                  8,803.51

 8/31/2011                                 8,387.79                  8,059.23

 9/30/2011                                 7,456.98                  7,249.90

 10/31/2011                                8,103.48                  7,954.98


                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  8/3/2007
                        --------------  -----  --------
                                        -5.62%  -4.83%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 3000(R) Index.................................. 7.90%
         Russell Microcap(R) Index (micro cap stocks)........... 2.11%
         Russell 2000(R) Index (small cap stocks)............... 6.71%
         Russell 1000(R) Index (large cap stocks)............... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 2000(R) Value Index (small cap value stocks)... 3.54% Russell 2000(R) Growth Index (small cap growth stocks). 9.84%

         Russell 1000(R) Value Index (large cap value stocks)... 6.16% Russell 1000(R) Growth Index (large cap growth stocks). 9.92%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

   The CSTG&E U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics, than the U.S. market as a whole. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,100 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 7.24% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative underperformance by the Portfolio as compared to the index. Dimensional's CSTG&E U.S. Social Core Equity 2 Portfolio excludes REITs and health care securities, two sectors that performed well over the period. These exclusions from the Portfolio also contributed to underperformance relative to the Index.

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    -3.70%
                 MSCI World ex USA Small Cap Index.    -2.01%
                 MSCI World ex USA Value Index.....    -4.74%
                 MSCI World ex USA Growth Index....    -2.73%

   The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                   LOCAL
         TEN LARGEST FOREIGN DEVELOPED MARKETS    CURRENCY U.S. DOLLAR
         BY MARKET CAP                             RETURN    RETURN
         -------------------------------------    -------- -----------
         United Kingdom..........................    1.14%     2.10%
         Japan...................................   -5.45%    -2.33%
         Canada..................................   -2.57%    -0.18%
         France..................................  -11.83%   -11.52%
         Australia...............................   -4.39%     3.49%
         Switzerland.............................   -9.66%     2.03%
         Germany.................................   -7.39%    -7.07%
         Spain...................................  -15.21%   -14.91%
         Sweden..................................   -7.75%    -4.35%
         Hong Kong...............................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

   The CSTG&E International Social Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and stocks with deeper value characteristics. The Portfolio also excludes from purchase certain companies that do not pass social screens performed by a third-party provider.

   The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to developed country stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 1,900 securities in 23 developed markets and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -5.62% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance as compared to the index. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/11  10/31/11    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  CSTG&E U.S. SOCIAL CORE EQUITY 2
    PORTFOLIO
  Actual Fund Return................. $1,000.00 $  883.96    0.39%    $1.85
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.24    0.39%    $1.99

  CSTG&E INTERNATIONAL SOCIAL CORE
    EQUITY PORTFOLIO
  Actual Fund Return................. $1,000.00 $  819.13    0.60%    $2.75
  Hypothetical 5% Annual Return...... $1,000.00 $1,022.18    0.60%    $3.06
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

           Consumer Discretionary............................  15.1%
           Consumer Staples..................................   6.9%
           Energy............................................  13.9%
           Financials........................................  19.7%
           Industrials.......................................  15.7%
           Information Technology............................  16.0%
           Materials.........................................   5.8%
           Other.............................................    --
           Telecommunication Services........................   3.5%
           Utilities.........................................   3.4%
                                                              -----
                                                              100.0%

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

           Consumer Discretionary............................  13.4%
           Consumer Staples..................................   6.8%
           Energy............................................  10.3%
           Financials........................................  26.5%
           Industrials.......................................  16.7%
           Information Technology............................   5.7%
           Materials.........................................  12.9%
           Telecommunication Services........................   4.1%
           Utilities.........................................   3.6%
                                                              -----
                                                              100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                           SHARES   VALUE+    OF NET ASSETS**
                                           ------ ----------- ---------------
  COMMON STOCKS -- (91.7%)
  Consumer Discretionary -- (13.8%)
     Comcast Corp. Class A................ 11,509 $   269,886       0.4%
     Lowe's Cos., Inc..................... 10,000     210,200       0.3%
     Macy's, Inc..........................  6,200     189,286       0.3%
     McDonald's Corp......................  2,200     204,270       0.3%
     News Corp. Class A................... 12,600     220,752       0.3%
     Time Warner, Inc.....................  9,366     327,716       0.4%
     V.F. Corp............................  1,680     232,210       0.3%
     Walt Disney Co. (The)................ 15,447     538,791       0.7%
     Other Securities.....................          9,132,149      12.1%
                                                  -----------      ----
  Total Consumer Discretionary............         11,325,260      15.1%
                                                  -----------      ----
  Consumer Staples -- (6.3%)
     Coca-Cola Co. (The)..................  4,400     300,608       0.4%
     J.M. Smucker Co......................  2,420     186,388       0.3%
     Kraft Foods, Inc. Class A............ 17,503     615,756       0.8%
     PepsiCo, Inc.........................  3,678     231,530       0.3%
     Procter & Gamble Co. (The)........... 10,654     681,749       0.9%
     Wal-Mart Stores, Inc.................  6,200     351,664       0.5%
     Other Securities.....................          2,798,224       3.7%
                                                  -----------      ----
  Total Consumer Staples..................          5,165,919       6.9%
                                                  -----------      ----
  Energy -- (12.8%)
     Anadarko Petroleum Corp..............  4,100     321,850       0.4%
     Apache Corp..........................  1,969     196,171       0.3%
     Chevron Corp......................... 17,800   1,869,890       2.5%
     ConocoPhillips....................... 11,200     780,080       1.0%
     Exxon Mobil Corp..................... 18,260   1,425,923       1.9%
     National Oilwell Varco, Inc..........  3,600     256,788       0.4%
     Occidental Petroleum Corp............  3,435     319,249       0.4%
     Other Securities.....................          5,282,268       7.0%
                                                  -----------      ----
  Total Energy............................         10,452,219      13.9%
                                                  -----------      ----
  Financials -- (18.1%)
     Bank of America Corp................. 52,133     356,068       0.5%
     Bank of New York Mellon Corp. (The)..  9,600     204,288       0.3%
    #Chubb Corp. (The)....................  2,912     195,250       0.3%
     Citigroup, Inc.......................  7,064     223,152       0.3%
     Discover Financial Services..........  9,000     212,040       0.3%
     Goldman Sachs Group, Inc. (The)......  3,640     398,762       0.5%
     JPMorgan Chase & Co.................. 33,109   1,150,869       1.5%
    *MetLife, Inc.........................  6,648     233,744       0.3%
     Morgan Stanley....................... 13,180     232,495       0.3%
     PNC Financial Services Group, Inc....  4,300     230,953       0.3%
    *Prudential Financial, Inc............  4,000     216,800       0.3%
     Travelers Cos., Inc. (The)...........  3,808     222,197       0.3%
     U.S. Bancorp.........................  7,300     186,807       0.2%
     Wells Fargo & Co..................... 31,743     822,461       1.1%
     Other Securities.....................          9,895,987      13.1%
                                                  -----------      ----
  Total Financials........................         14,781,873      19.6%
                                                  -----------      ----
  Industrials -- (14.4%)
     CSX Corp.............................  8,700     193,227       0.3%
     FedEx Corp...........................  2,468     201,956       0.3%
     General Electric Co.................. 51,765     864,993       1.1%
     Norfolk Southern Corp................  3,680     272,283       0.4%
     Union Pacific Corp...................  3,900     388,323       0.5%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         ---------- ----------- ---------------
Industrials -- (Continued)
   Other Securities.....................            $ 9,857,553       13.1%
                                                    -----------      -----
Total Industrials.......................             11,778,335       15.7%
                                                    -----------      -----
Information Technology -- (14.6%)
  *Apple, Inc...........................      1,600     647,648        0.9%
   Cisco Sytems, Inc....................     16,450     304,819        0.4%
  *Google, Inc..........................        400     237,056        0.3%
   Intel Corp...........................     19,300     473,622        0.6%
   International Business Machines Corp.      2,600     480,038        0.6%
   Microsoft Corp.......................     16,000     426,080        0.6%
   Oracle Corp..........................      8,700     285,099        0.4%
   QUALCOMM, Inc........................      3,800     196,080        0.2%
   Other Securities.....................              8,947,789       11.9%
                                                    -----------      -----
Total Information Technology............             11,998,231       15.9%
                                                    -----------      -----
Materials -- (5.3%)
   Other Securities.....................              4,365,141        5.8%
                                                    -----------      -----
Other -- (0.0%)
   Other Securities.....................                     --        0.0%
                                                    -----------      -----
Telecommunication Services -- (3.2%)
   AT&T, Inc............................     31,861     933,846        1.3%
   Verizon Communications, Inc..........     25,840     955,563        1.3%
   Other Securities.....................                707,061        0.9%
                                                    -----------      -----
Total Telecommunication Services........              2,596,470        3.5%
                                                    -----------      -----
Utilities -- (3.2%)
   Other Securities.....................              2,588,888        3.4%
                                                    -----------      -----
TOTAL COMMON STOCKS.....................             75,052,336       99.8%
                                                    -----------      -----

TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares...    246,088     246,088        0.3%
                                                    -----------      -----

                                          SHARES/
                                           FACE
                                          AMOUNT
                                         ----------
                                           (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund......  5,956,442   5,956,442        7.9%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $628,433 FHLMC,
     rates ranging from 4.500% to
     6.000%, maturities ranging from
     07/01/30 to 10/01/36 & FNMA, rates
     ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26
     to 06/01/41, valued at $630,692)
     to be repurchased at $610,131...... $      610     610,129        0.8%
                                                    -----------      -----
TOTAL SECURITIES LENDING COLLATERAL.....              6,566,571        8.7%
                                                    -----------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $88,262,542)....................            $81,864,995      108.8%
                                                    ===========      =====

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                  ------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ---------- ------- -----------
   Common Stocks
      Consumer Discretionary..... $11,325,260         --   --    $11,325,260
      Consumer Staples...........   5,165,919         --   --      5,165,919
      Energy.....................  10,452,219         --   --     10,452,219
      Financials.................  14,781,266 $      607   --     14,781,873
      Industrials................  11,777,390        945   --     11,778,335
      Information Technology.....  11,998,231         --   --     11,998,231
      Materials..................   4,365,141         --   --      4,365,141
      Other......................          --         --   --             --
      Telecommunication Services.   2,596,470         --   --      2,596,470
      Utilities..................   2,588,888         --   --      2,588,888
   Temporary Cash Investments....     246,088         --   --        246,088
   Securities Lending Collateral.          --  6,566,571   --      6,566,571
                                  ----------- ----------   --    -----------
   TOTAL......................... $75,296,872 $6,568,123   --    $81,864,995
                                  =========== ==========   ==    ===========

                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
 COMMON STOCKS -- (91.5%)
 AUSTRALIA -- (6.8%)
    Australia & New Zealand Banking Group,
      Ltd................................... 10,721 $  242,255       0.4%
   #BHP Billiton, Ltd. Sponsored ADR........  2,200    171,776       0.3%
    Commonwealth Bank of Australia NL.......  4,309    221,353       0.3%
   #National Australia Bank, Ltd............ 13,723    366,532       0.5%
    Wesfarmers, Ltd.........................  8,147    276,415       0.4%
    Westpac Banking Corp. Sponsored ADR.....  1,800    209,610       0.3%
    Other Securities........................         3,469,403       5.1%
                                                    ----------      ----
 TOTAL AUSTRALIA............................         4,957,344       7.3%
                                                    ----------      ----
 AUSTRIA -- (0.5%)
    Other Securities........................           351,374       0.5%
                                                    ----------      ----
 BELGIUM -- (0.8%)
    Other Securities........................           584,726       0.9%
                                                    ----------      ----
 CANADA -- (9.9%)
   #Bank of Montreal........................  4,535    267,937       0.4%
    Goldcorp, Inc...........................  3,938    191,616       0.3%
    Royal Bank of Canada....................  4,851    236,625       0.3%
    Suncor Energy, Inc......................  8,501    270,787       0.4%
   #Toronto Dominion Bank...................  5,100    384,924       0.6%
    Other Securities........................         5,931,383       8.8%
                                                    ----------      ----
 TOTAL CANADA...............................         7,283,272      10.8%
                                                    ----------      ----
 DENMARK -- (0.6%)
    Other Securities........................           460,142       0.7%
                                                    ----------      ----
 FINLAND -- (1.4%)
    Other Securities........................         1,056,573       1.6%
                                                    ----------      ----
 FRANCE -- (6.5%)
    BNP Paribas SA..........................  5,385    240,467       0.4%
    GDF Suez SA.............................  5,950    167,628       0.2%
    PPR SA..................................  1,001    155,331       0.2%
    Total SA Sponsored ADR..................  6,800    355,640       0.5%
    Vivendi SA..............................  8,293    185,319       0.3%
    Other Securities........................         3,691,732       5.5%
                                                    ----------      ----
 TOTAL FRANCE...............................         4,796,117       7.1%
                                                    ----------      ----
 GERMANY -- (5.2%)
    Allianz SE..............................  3,099    344,801       0.5%
    Daimler AG..............................  4,466    226,824       0.3%
   #Deutsche Bank AG........................  4,600    190,486       0.3%
    Deutsche Telekom AG..................... 17,310    219,909       0.3%
   #E.ON AG Sponsored ADR...................  8,830    213,951       0.3%
    Munchener
      Rueckversicherungs-Gesellschaft AG....  1,530    204,897       0.3%
    Other Securities........................         2,427,259       3.6%
                                                    ----------      ----
 TOTAL GERMANY..............................         3,828,127       5.6%
                                                    ----------      ----
 GREECE -- (0.4%)
    Other Securities........................           257,423       0.4%
                                                    ----------      ----
 HONG KONG -- (2.0%)
    Other Securities........................         1,500,783       2.2%
                                                    ----------      ----
 IRELAND -- (0.4%)
    Other Securities........................           308,984       0.4%
                                                    ----------      ----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
 ISRAEL -- (0.4%)
    Other Securities........................        $   274,456       0.4%
                                                    -----------      ----
 ITALY -- (2.2%)
    Eni SpA Sponsored ADR...................  3,700     162,874       0.2%
    Other Securities........................          1,472,351       2.2%
                                                    -----------      ----
 TOTAL ITALY................................          1,635,225       2.4%
                                                    -----------      ----
 JAPAN -- (20.2%)
    Mitsubishi UFJ Financial Group, Inc..... 60,470     262,799       0.4%
    Sumitomo Mitsui Financial Group, Inc....  5,464     152,727       0.2%
    Toyota Motor Corp. Sponsored ADR........  3,508     234,019       0.4%
    Other Securities........................         14,149,432      20.9%
                                                    -----------      ----
 TOTAL JAPAN................................         14,798,977      21.9%
                                                    -----------      ----
 NETHERLANDS -- (2.1%)
    Koninklijke Ahold NV.................... 12,011     153,457       0.2%
    Other Securities........................          1,397,693       2.1%
                                                    -----------      ----
 TOTAL NETHERLANDS..........................          1,551,150       2.3%
                                                    -----------      ----
 NEW ZEALAND -- (0.2%)
    Other Securities........................            155,015       0.2%
                                                    -----------      ----
 NORWAY -- (1.0%)
    Other Securities........................            740,380       1.1%
                                                    -----------      ----
 PORTUGAL -- (0.3%)
    Other Securities........................            242,449       0.4%
                                                    -----------      ----
 SINGAPORE -- (1.5%)
    Other Securities........................          1,086,387       1.6%
                                                    -----------      ----
 SPAIN -- (2.3%)
    Banco Santander SA Sponsored ADR........ 34,963     299,283       0.4%
    Other Securities........................          1,406,384       2.1%
                                                    -----------      ----
 TOTAL SPAIN................................          1,705,667       2.5%
                                                    -----------      ----
 SWEDEN -- (2.6%)
    Telefonaktiebolaget LM Ericsson AB
      Sponsored ADR......................... 19,000     197,790       0.3%
    Other Securities........................          1,703,308       2.5%
                                                    -----------      ----
 TOTAL SWEDEN...............................          1,901,098       2.8%
                                                    -----------      ----
 SWITZERLAND -- (4.8%)
    Credit Suisse Group AG Sponsored ADR....  6,300     182,511       0.3%
    Nestle SA...............................  4,725     273,283       0.4%
   *Swiss Re, Ltd...........................  3,916     213,808       0.3%
   *UBS AG.................................. 18,673     235,993       0.3%
    Zurich Financial Services AG............    905     208,551       0.3%
    Other Securities........................          2,405,967       3.6%
                                                    -----------      ----
 TOTAL SWITZERLAND..........................          3,520,113       5.2%
                                                    -----------      ----
 UNITED KINGDOM -- (19.4%)
    Anglo American P.L.C....................  6,671     244,562       0.4%
    Aviva P.L.C............................. 31,314     170,835       0.3%
    Barclays P.L.C. Sponsored ADR........... 13,100     163,881       0.2%
   #BG Group P.L.C. Sponsored ADR...........  1,400     153,776       0.2%
    BP P.L.C. Sponsored ADR................. 19,080     842,954       1.3%
    HSBC Holdings P.L.C. Sponsored ADR...... 21,981     959,690       1.4%
    International Power P.L.C............... 42,700     231,634       0.3%
    Pearson P.L.C. Sponsored ADR............  9,485     174,524       0.3%
    Resolution, Ltd......................... 36,793     161,922       0.2%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES      VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
   Rio Tinto P.L.C. Sponsored ADR..........................      3,700 $   200,022        0.3%
   Royal Dutch Shell P.L.C. ADR............................     20,074   1,441,313        2.1%
   Standard Chartered P.L.C................................     16,027     373,979        0.6%
   Tesco P.L.C.............................................     23,880     153,964        0.2%
   Vodafone Group P.L.C. Sponsored ADR.....................     31,477     876,320        1.3%
   William Morrison Supermarkets P.L.C.....................     34,087     165,302        0.2%
   Xstrata P.L.C...........................................     10,111     168,414        0.3%
   Other Securities........................................              7,738,451       11.4%
                                                                       -----------      -----
TOTAL UNITED KINGDOM.......................................             14,221,543       21.0%
                                                                       -----------      -----
TOTAL COMMON STOCKS........................................             67,217,325       99.3%
                                                                       -----------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities........................................                      9        0.0%
                                                                       -----------      -----
CANADA -- (0.0%)
   Other Securities........................................                     58        0.0%
                                                                       -----------      -----
HONG KONG -- (0.0%)
   Other Securities........................................                  4,586        0.0%
                                                                       -----------      -----
ITALY -- (0.0%)
   Other Securities........................................                 10,959        0.0%
                                                                       -----------      -----
NORWAY -- (0.0%)
   Other Securities........................................                     --        0.0%
                                                                       -----------      -----
TOTAL RIGHTS/WARRANTS......................................                 15,612        0.0%
                                                                       -----------      -----
                                                             SHARES/
                                                              FACE
                                                             AMOUNT      VALUE+
                                                            ---------- -----------
                                                              (000)
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@DFA Short Term Investment Fund.........................  4,073,647   4,073,647        6.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.11%, 11/01/11 (Collateralized by FNMA 3.500%,
     11/01/31, valued at $2,186,358) to be repurchased at
     $2,143,495............................................ $    2,143   2,143,488        3.2%
                                                                       -----------      -----
TOTAL SECURITIES LENDING COLLATERAL........................              6,217,135        9.2%
                                                                       -----------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $97,338,111).......................................            $73,450,072      108.5%
                                                                       ===========      =====

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                              -------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
   Common Stocks
      Australia.................. $   463,260 $ 4,494,084   --    $ 4,957,344
      Austria....................          --     351,374   --        351,374
      Belgium....................      71,863     512,863   --        584,726
      Canada.....................   7,277,222       6,050   --      7,283,272
      Denmark....................         670     459,472   --        460,142
      Finland....................     215,974     840,599   --      1,056,573
      France.....................     833,353   3,962,764   --      4,796,117
      Germany....................     521,789   3,306,338   --      3,828,127
      Greece.....................      32,216     225,207   --        257,423
      Hong Kong..................          --   1,500,783   --      1,500,783
      Ireland....................      62,700     246,284   --        308,984
      Israel.....................      36,884     237,572   --        274,456
      Italy......................     355,446   1,279,779   --      1,635,225
      Japan......................     821,102  13,977,875   --     14,798,977
      Netherlands................     169,165   1,381,985   --      1,551,150
      New Zealand................          --     155,015   --        155,015
      Norway.....................     114,176     626,204   --        740,380
      Portugal...................          --     242,449   --        242,449
      Singapore..................          --   1,086,387   --      1,086,387
      Spain......................     637,485   1,068,182   --      1,705,667
      Sweden.....................     210,065   1,691,033   --      1,901,098
      Switzerland................     405,577   3,114,536   --      3,520,113
      United Kingdom.............   5,632,116   8,589,427   --     14,221,543
   Rights/Warrants
      Belgium....................          --           9   --              9
      Canada.....................          58          --   --             58
      Hong Kong..................          --       4,586   --          4,586
      Italy......................      10,959          --   --         10,959
      Norway.....................          --          --   --             --
   Securities Lending Collateral.          --   6,217,135   --      6,217,135
                                  ----------- -----------   --    -----------
   TOTAL......................... $17,872,080 $55,577,992   --    $73,450,072
                                  =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                     CSTG&E
                                                     CSTG&E U.S.  INTERNATIONAL
                                                     SOCIAL CORE   SOCIAL CORE
                                                      EQUITY 2       EQUITY
                                                      PORTFOLIO     PORTFOLIO
                                                    ------------  -------------
 ASSETS:
 Investments at Value (including $6,399 and $5,811
   of securities on loan, respectively)............ $     75,052  $     67,233
 Temporary Cash Investments at Value & Cost........          246            --
 Collateral Received from Securities on Loan at
   Value & Cost....................................          610         2,143
 Affiliated Collateral Received from Securities on
   Loan at Value & Cost............................        5,956         4,074
 Foreign Currencies at Value.......................           --           313
 Cash..............................................           --            71
 Receivables:
    Investment Securities Sold.....................          131            --
    Dividends, Interest and Tax Reclaims...........           70           213
    Securities Lending Income......................            4             6
 Prepaid Expenses and Other Assets.................            1             1
                                                    ------------  ------------
        Total Assets...............................       82,070        74,054
                                                    ------------  ------------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned...............        6,566         6,217
    Investment Securities Purchased................          200            91
    Fund Shares Redeemed...........................            4            --
    Due to Advisor.................................           16            23
 Accrued Expenses and Other Liabilities............           38            13
                                                    ------------  ------------
        Total Liabilities..........................        6,824         6,344
                                                    ------------  ------------
 NET ASSETS                                         $     75,246  $     67,710
                                                    ============  ============
 SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........    8,380,417     9,313,686
                                                    ============  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE....................................... $       8.98  $       7.27
                                                    ============  ============
 Investments at Cost............................... $     81,450  $     91,121
                                                    ------------  ------------
 Foreign Currencies at Cost........................ $         --  $        310
                                                    ------------  ------------
 NET ASSETS CONSIST OF:
 Paid-In Capital................................... $     85,844  $     92,198
 Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income).........................................          156           313
 Accumulated Net Realized Gain (Loss)..............       (4,356)         (918)
 Net Unrealized Foreign Exchange Gain (Loss).......           --             2
 Net Unrealized Appreciation (Depreciation)........       (6,398)      (23,885)
                                                    ------------  ------------
 NET ASSETS........................................ $     75,246  $     67,710
                                                    ============  ============
 (1) NUMBER OF SHARES AUTHORIZED...................  300,000,000   300,000,000
                                                    ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                     CSTG&E
                                                      CSTG&E U.S. INTERNATIONAL
                                                      SOCIAL CORE  SOCIAL CORE
                                                       EQUITY 2      EQUITY
                                                       PORTFOLIO    PORTFOLIO
                                                      ----------- -------------
 INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of
      $0 and $195, respectively).....................   $1,390       $ 2,574
    Income from Securities Lending...................       43           121
                                                        ------       -------
           Total Investment Income...................    1,433         2,695
                                                        ------       -------
 EXPENSES
    Investment Advisory Services Fees................      223           339
    Accounting & Transfer Agent Fees.................       29            34
    Custodian Fees...................................       10            34
    Filing Fees......................................        1             1
    Shareholders' Reports............................       12            12
    Directors'/Trustees' Fees & Expenses.............        1             1
    Professional Fees................................        2             2
    Other............................................       32            46
                                                        ------       -------
           Total Expenses............................      310           469
                                                        ------       -------
    Fees Paid Indirectly.............................       --            --
                                                        ------       -------
    NET INVESTMENT INCOME (LOSS).....................    1,123         2,226
                                                        ------       -------
 REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
        Investment Securities Sold...................    1,597         1,335
        Foreign Currency Transactions................       --             9
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency...................................    3,843        (6,573)
        Translation of Foreign Currency
          Denominated Amounts........................       --            (5)
                                                        ------       -------
    NET REALIZED AND UNREALIZED GAIN (LOSS)..........    5,440        (5,234)
                                                        ------       -------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................   $6,563       $(3,008)
                                                        ======       =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    CSTG&E U.S. SOCIAL CORE CSTG&E INTERNATIONAL SOCIAL CORE
                                                                    EQUITY 2 PORTFOLIO       EQUITY PORTFOLIO
                                                                    ----------------------  -------------------------------
                                                                      YEAR         YEAR       YEAR             YEAR
                                                                     ENDED        ENDED      ENDED            ENDED
                                                                    OCT. 31,     OCT. 31,   OCT. 31,         OCT. 31,
                                                                      2011         2010       2011             2010
                                                                    --------     --------   --------         --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  1,123     $ 1,062    $  2,226         $ 1,661
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................................    1,597        (530)      1,335             336
       Foreign Currency Transactions...............................       --          --           9               4
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    3,843      15,156      (6,573)          7,350
       Translation of Foreign Currency Denominated Amounts.........       --          --          (5)              6
                                                                     --------    -------       --------      -------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    6,563      15,688      (3,008)          9,357
                                                                     --------    -------       --------      -------
Distributions From:
   Net Investment Income...........................................   (1,123)     (1,073)     (2,223)         (1,621)
                                                                     --------    -------       --------      -------
          Total Distributions......................................   (1,123)     (1,073)     (2,223)         (1,621)
                                                                     --------    -------       --------      -------
Capital Share Transactions (1):
   Shares Issued...................................................    1,046         840       1,552           3,235
   Shares Issued in Lieu of Cash Distributions.....................    1,123       1,073       2,223           1,621
   Shares Redeemed.................................................  (14,446)     (6,813)    (15,670)         (3,957)
                                                                     --------    -------       --------      -------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................  (12,277)     (4,900)    (11,895)            899
                                                                     --------    -------       --------      -------
          Total Increase (Decrease) in Net Assets..................   (6,837)      9,715     (17,126)          8,635
NET ASSETS
   Beginning of Period.............................................   82,083      72,368      84,836          76,201
                                                                     --------    -------       --------      -------
   End of Period................................................... $ 75,246     $82,083    $ 67,710         $84,836
                                                                     ========    =======       ========      =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      119         111         204             456
   Shares Issued in Lieu of Cash Distributions.....................      123         141         274             238
   Shares Redeemed.................................................   (1,528)       (846)     (1,881)           (541)
                                                                     --------    -------       --------      -------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................   (1,286)       (594)     (1,403)            153
                                                                     ========    =======       ========      =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)................................. $    156     $   156    $    313         $   277

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         CSTG&E U.S. SOCIAL
                                                                                      CORE EQUITY 2 PORTFOLIO
                                                                       -----------------------------------------------
                                                                                                                   PERIOD
                                                                                                     PERIOD       AUG. 3,
                                                                         YEAR     YEAR     YEAR     DEC. 1,       2007(a)
                                                                        ENDED    ENDED    ENDED     2007 TO          TO
                                                                       OCT. 31, OCT. 31, OCT. 31,   OCT. 31,      NOV. 30,
                                                                         2011     2010     2009       2008          2007
                                                                       -------- -------- -------- --------     --------
Net Asset Value, Beginning of Period.................................. $  8.49  $  7.05  $  6.53  $ 10.03      $ 10.00
                                                                       -------  -------  -------  -------      -------
Income from Investment Operations
   Net Investment Income (Loss)(A)....................................    0.13     0.11     0.12     0.14         0.05
   Net Gains (Losses) on Securities (Realized and Unrealized).........    0.49     1.44     0.53    (3.50)       (0.01)
                                                                       -------  -------  -------  -------      -------
       Total from Investment Operations...............................    0.62     1.55     0.65    (3.36)        0.04
                                                                       -------  -------  -------  -------      -------
Less Distributions
   Net Investment Income..............................................   (0.13)   (0.11)   (0.13)   (0.14)       (0.01)
                                                                       -------  -------  -------  -------      -------
       Total Distributions............................................   (0.13)   (0.11)   (0.13)   (0.14)       (0.01)
                                                                       -------  -------  -------  -------      -------
Net Asset Value, End of Period........................................ $  8.98  $  8.49  $  7.05  $  6.53      $ 10.03
                                                                       =======  =======  =======  =======      =======
Total Return..........................................................    7.24%   22.14%   10.26%  (33.87)%(C)    0.42%(C)
                                                                       -------  -------  -------  -------      -------
Net Assets, End of Period (thousands)................................. $75,246  $82,083  $72,368  $68,503      $95,612
Ratio of Expenses to Average Net Assets...............................    0.38%    0.37%    0.40%    0.38%(B)     0.46%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................    0.38%    0.37%    0.40%    0.38%(B)     0.46%(B)(D)
Ratio of Net Investment Income to Average Net Assets..................    1.36%    1.36%    1.89%    1.68%(B)     1.46%(B)(D)
Portfolio Turnover Rate...............................................       9%       7%      12%       5%(C)        1%(C)

                                                                                     CSTG&E INTERNATIONAL SOCIAL
                                                                                        CORE EQUITY PORTFOLIO
                                                                       ------------------------------------------------
                                                                                                                    PERIOD
                                                                                                      PERIOD       AUG. 3,
                                                                         YEAR      YEAR     YEAR     DEC. 1,       2007(a)
                                                                        ENDED     ENDED    ENDED     2007 TO          TO
                                                                       OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,      NOV. 30,
                                                                         2011      2010     2009       2008          2007
                                                                       --------  -------- -------- --------     --------
Net Asset Value, Beginning of Period.................................. $  7.92   $  7.21  $  5.57  $ 10.42      $ 10.00
                                                                       -------   -------  -------  -------      -------
Income from Investment Operations
   Net Investment Income (Loss)(A)....................................    0.22      0.16     0.16     0.26         0.06
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (0.64)     0.70     1.65    (4.85)        0.37
                                                                       -------   -------  -------  -------      -------
       Total from Investment Operations...............................   (0.42)     0.86     1.81    (4.59)        0.43
                                                                       -------   -------  -------  -------      -------
Less Distributions
   Net Investment Income..............................................   (0.23)    (0.15)   (0.17)   (0.26)       (0.01)
                                                                       -------   -------  -------  -------      -------
       Total Distributions............................................   (0.23)    (0.15)   (0.17)   (0.26)       (0.01)
                                                                       -------   -------  -------  -------      -------
Net Asset Value, End of Period........................................ $  7.27   $  7.92  $  7.21  $  5.57      $ 10.42
                                                                       =======   =======  =======  =======      =======
Total Return..........................................................   (5.62)%   12.32%   33.26%  (45.01)%(C)    4.33%(C)
                                                                       -------   -------  -------  -------      -------
Net Assets, End of Period (thousands)................................. $67,710   $84,836  $76,201  $56,479      $95,903
Ratio of Expenses to Average Net Assets...............................    0.58%     0.56%    0.60%    0.60%(B)     0.78%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................    0.58%     0.56%    0.60%    0.60%(B)     0.78%(B)(D)
Ratio of Net Investment Income to Average Net Assets..................    2.76%     2.12%    2.69%    3.24%(B)     1.90%(B)(D)
Portfolio Turnover Rate...............................................       6%        5%      10%       6%(C)        1%(C)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers sixty operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining fifty-eight portfolios are presented in separate reports.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   CSTG&E International Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo

Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to CSTG&E International Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the year ended October 31, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
                                                            ----------
         CSTG&E International Social Core Equity Portfolio.    $--

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ $2
             CSTG&E International Social Core Equity Portfolio.  2

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         PURCHASES  SALES
                                                         --------- -------
      CSTG&E U.S. Social Core Equity 2 Portfolio........  $7,006   $19,520
      CSTG&E International Social Core Equity Portfolio.   5,096    17,092

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

                                                   INCREASE       INCREASE
                                                  (DECREASE)     (DECREASE)
                                                UNDISTRIBUTED   ACCUMULATED
                                                NET INVESTMENT  NET REALIZED
                                                    INCOME     GAINS (LOSSES)
                                                -------------- --------------
  CSTG&E U.S. Social Core Equity 2 Portfolio...       --              --
  CSTG&E International Social Core Equity
    Portfolio..................................      $33            $(33)

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                           NET INVESTMENT
                                             INCOME AND
                                             SHORT-TERM     LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS TOTAL
                                           -------------- ------------- ------
  CSTG&E U.S. Social Core Equity 2
    Portfolio
  2010....................................     $1,073          --       $1,073
  2011....................................      1,123          --        1,123
  CSTG&E International Social Core Equity
    Portfolio
  2010....................................      1,621          --        1,621
  2011....................................      2,223          --        2,223

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                 TOTAL NET
                                      NET INVESTMENT              DISTRIBUTABLE
                                        INCOME AND                  EARNINGS/
                                        SHORT-TERM   CAPITAL LOSS (ACCUMULATED
                                      CAPITAL GAINS  CARRYFORWARD    LOSSES)
                                      -------------- ------------ -------------
 CSTG&E U.S. Social Core Equity 2
   Portfolio.........................      $158        $(4,354)      $(4,196)
 CSTG&E International Social Core
   Equity Portfolio..................       378           (904)         (526)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                            EXPIRES ON
                                                            OCTOBER 31,
                                                      -----------------------
                                                      2016  2017  2018 TOTAL
                                                      ---- ------ ---- ------
   CSTG&E U.S. Social Core Equity 2 Portfolio........ $664 $3,134 $556 $4,354
   CSTG&E International Social Core Equity Portfolio.   --    904   --    904

   During the year ended October 31, 2011, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

           CSTG&E U.S. Social Core Equity 2 Portfolio........ $1,592
           CSTG&E International Social Core Equity Portfolio.  1,323

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                            FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                            TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                            -------- ------------ -------------- --------------
 CSTG&E U.S. Social Core
   Equity 2 Portfolio...... $88,264    $11,655       $(18,055)      $ (6,400)
 CSTG&E International
   Social Core Equity
   Portfolio...............  97,415      6,205        (30,170)       (23,965)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the CSTG&E International Social Core Equity Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At October 31, 2011, the Portfolios had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2 Portfolio........     0.91%         $457          38         --        $4,368
CSTG&E International Social Core Equity Portfolio.     0.87%          628          99        $ 2         5,975

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2011.

I. SECURITIES LENDING:

   As of October 31, 2011, the Portfolios had securities on loan to brokers/dealers, for which it received cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At October 31, 2011, two shareholders held 93% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 93% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

                                                                        PRINCIPAL OCCUPATION(S)
NAME, POSITION                                PORTFOLIOS WITHIN THE     DURING PAST 5 YEARS AND
WITH THE FUND,         TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/       OTHER DIRECTORSHIPS OF
ADDRESS AND AGE        LENGTH OF SERVICE            OVERSEEN             PUBLIC COMPANIES HELD
---------------        --------------------   ---------------------  -----------------------------
                           DISINTERESTED TRUSTEES/DIRECTORS
                       ------------------------------------------

George M.              DFAITC - since 1993    94 portfolios in 4     Leo Melamed Professor of
Constantinides         DFAIDG - since 1983    investment companies   Finance, The University of
Director of DFAIDG     DIG - since 1993                              Chicago Booth School of
and DIG.               DEM - since 1993                              Business.
Trustee of DFAITC and
DEM.
The University of
Chicago
Booth School of
Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould          DFAITC - since 1993    94 portfolios in 4     Steven G. Rothmeier
Director of DFAIDG     DFAIDG - since 1986    investment companies   Distinguished Service
and DIG.               DIG - since 1993                              Professor of Economics, The
Trustee of DFAITC and  DEM - since 1993                              University of Chicago Booth
DEM.                                                                 School of Business (since
The University of                                                    1965). Member and Chair,
Chicago                                                              Competitive Markets Advisory
Booth School of                                                      Committee, Chicago Mercantile
Business                                                             Exchange (futures trading
5807 S. Woodlawn                                                     exchange) (since 2004).
Avenue                                                               Formerly, Director of UNext,
Chicago, IL 60637                                                    Inc. (1999-2006). Trustee,
Age: 72                                                              Harbor Fund (registered
                                                                     investment company) (30
                                                                     Portfolios) (since 1994).
                                                                     Formerly, Member of the Board
                                                                     of Milwaukee Mutal Insurance
                                                                     Company (1997-2010).

Roger G. Ibbotson      DFAITC - since 1993    94 portfolios in 4     Professor in Practice of
Director of DFAIDG     DFAIDG - since 1981    investment companies   Finance, Yale School of
and DIG.               DIG - since 1993                              Management (since 1984).
Trustee of DFAITC and  DEM - since 1993                              Chairman, CIO and Partner,
DEM.                                                                 Zebra Capital Management, LLC
Yale School of                                                       (hedge fund manager) (since
Management                                                           2001). Consultant to
135 Prospect Street                                                  Morningstar, Inc. (since
New Haven, CT                                                        2006). Formerly, Chairman,
06520-8200                                                           Ibbotson Associates, Inc.,
Age: 68                                                              Chicago, IL (software data
                                                                     publishing and consulting)
                                                                     (1977-2006). Formerly,
                                                                     Director, BIRR Portfolio
                                                                     Analysis, Inc. (software
                                                                     products) (1990-2010).

                                                                            PRINCIPAL OCCUPATION(S)
NAME, POSITION                                                              DURING PAST 5 YEARS AND
WITH THE FUND,         TERM OF OFFICE/1 /AND  PORTFOLIOS WITHIN THE DFA     OTHER DIRECTORSHIPS OF
ADDRESS AND AGE        LENGTH OF SERVICE      FUND COMPLEX/2/ OVERSEEN       PUBLIC COMPANIES HELD
---------------        -------------------    -------------------------  -----------------------------

Edward P. Lazear       DFAITC -since 2010       94 portfolios in 4       Morris Arnold Cox Senior
Director of DFAIDG     DFAIDG -since 2010       investment companies     Fellow, Hoover Institution
and DIG.               DIG - since 2010                                  (since 2002). Jack Steele
Trustee of DFAITC and  DEM - since 2010                                  Parker Professor of Human
DEM.                                                                     Resources Management and
Stanford University                                                      Economics, Graduate School of
Graduate School of                                                       Business, Stanford University
Business                                                                 (since 1995). Cornerstone
518 Memorial Way                                                         Research (expert testimony
Stanford, CA 94305-                                                      and economic and financial
5015                                                                     analysis) (since 2009).
Age: 63                                                                  Formerly, Chairman of the
                                                                         President George W. Bush's
                                                                         Council of Economic Advisers
                                                                         (2006-2009). Formerly,
                                                                         Council of Economic Advisors,
                                                                         State of California
                                                                         (2005-2006). Formerly,
                                                                         Commissioner, White House
                                                                         Panel on Tax Reform (2005).

Myron S. Scholes       DFAITC -since 1993       94 portfolios in 4       Frank E. Buck Professor
Director of DFAIDG     DFAIDG -since 1981       investment companies     Emeritus of Finance, Stanford
and DIG.               DIG - since 1993                                  University (since 1981).
Trustee of DFAITC and  DEM - since 1993                                  Formerly, Chairman, Platinum
DEM.                                                                     Grove Asset Management, L.P.
c/o Dimensional Fund                                                     (hedge fund) (formerly, Oak
Advisors, L.P.                                                           Hill Platinum Partners)
6300 Bee Cave Road                                                       (1999-2009). Formerly,
Building 1                                                               Managing Partner, Oak Hill
Austin, TX 78746                                                         Capital Management (private
Age: 70                                                                  equity firm) (until 2004).
                                                                         Director, American Century
                                                                         Fund Complex (registered
                                                                         investment companies) (40
                                                                         Portfolios) (since 1980).
                                                                         Formerly, Director, Chicago
                                                                         Mercantile Exchange
                                                                         (2001-2008).

Abbie J. Smith         DFAITC -since 2000       94 portfolios in 4       Boris and Irene Stern
Director of DFAIDG     DFAIDG -since 2000       investment companies     Distinguished Service
and DIG.               DIG - since 2000                                  Professor of Accounting, The
Trustee of DFAITC and  DEM - since 2000                                  University of Chicago Booth
DEM.                                                                     School of Business (since
The University of                                                        1980). Co-Director Investment
Chicago                                                                  Research, Fundamental
Booth School of                                                          Investment Advisors (hedge
Business                                                                 fund) (since 2008). Director,
5807 S. Woodlawn                                                         HNI Corporation (formerly
Avenue                                                                   known as HON Industries Inc.)
Chicago, IL 60637                                                        (office furniture) (since
Age: 58                                                                  2000). Director, Ryder System
                                                                         Inc. (transportation,
                                                                         logistics and supply-chain
                                                                         management) (since 2003).
                                                                         Trustee, UBS Funds (3
                                                                         investment companies within
                                                                         the fund complex) (52
                                                                         portfolios) (since 2009).

                                                                            PRINCIPAL OCCUPATION(S)
NAME, POSITION                                                              DURING PAST 5 YEARS AND
WITH THE FUND,         TERM OF OFFICE/1 /AND  PORTFOLIOS WITHIN THE DFA     OTHER DIRECTORSHIPS OF
ADDRESS AND AGE        LENGTH OF SERVICE      FUND COMPLEX/2/ OVERSEEN       PUBLIC COMPANIES HELD
---------------        --------------------   -------------------------  -----------------------------
                              INTERESTED TRUSTEES/DIRECTORS*
                       ----------------------------------------------

David G. Booth         DFAITC - since 1993      94 portfolios in 4       Chairman, Director/Trustee,
Chairman, Director,    DFAIDG - since 1981      investment companies     President, and Co-Chief
Co-Chief Executive     DIG - since 1992                                  Executive Officer (since
Officer                DEM - since 1993                                  January 2010) of Dimensional
and President of                                                         Holdings Inc., Dimensional
DFAIDG                                                                   Fund Advisors LP, DFA
and DIG. Chairman,                                                       Securities LLC, Dimensional
Trustee, Co-Chief                                                        Emerging Markets Value Fund,
Executive Officer and                                                    DFAIDG, Dimensional
President of DFAITC                                                      Investment Group Inc. and The
and DEM.                                                                 DFA Investment Trust Company.
6300 Bee Cave Road,                                                      Director of Dimensional Fund
Building One                                                             Advisors Ltd., Dimensional
Austin, Texas 78746                                                      Funds PLC, Dimensional Funds
Age: 64                                                                  II PLC, DFA Australia Limited
                                                                         and Dimensional Cayman
                                                                         Commodity Fund I Ltd.
                                                                         Chairman and President of
                                                                         Dimensional SmartNest LLC and
                                                                         Dimensional SmartNest (US)
                                                                         LLC. Chairman, Director and
                                                                         Co-Chief Executive Officer of
                                                                         Dimensional Fund Advisors
                                                                         Canada ULC. Limited Partner,
                                                                         Oak Hill Partners (since
                                                                         2001) and VSC Investors, LLC
                                                                         (since 2007). Trustee, The
                                                                         University of Chicago.
                                                                         Trustee, University of Kansas
                                                                         Endowment Association.
                                                                         Formerly, Chief Executive
                                                                         Officer (until 2010) and
                                                                         Chief Investment Officer
                                                                         (2003-2007) of Dimensional
                                                                         Fund Advisors LP, DFA
                                                                         Securities LLC, Dimensional
                                                                         Emerging Markets Value Fund,
                                                                         DFAIDG, Dimensional
                                                                         Investment Group Inc., The
                                                                         DFA Investment Trust Company
                                                                         and Dimensional Holdings Inc.
                                                                         Formerly, Chief Investment
                                                                         Officer of Dimensional Fund
                                                                         Advisors Ltd. Formerly,
                                                                         President and Chief
                                                                         Investment Officer of DFA
                                                                         Australia Limited. Formerly,
                                                                         Director, SA Funds
                                                                         (registered investment
                                                                         company).

Eduardo A. Repetto     DFAITC - since 2009      94 portfolios in 4       Co-Chief Executive Officer
Director, Co-Chief     DFAIDG - since 2009      investment companies     (since January 2010), Chief
Executive Officer and  DIG - since 2009                                  Investment Officer (since
Chief Investment       DEM - since 2009                                  March 2007) and
Officer of                                                               Director/Trustee of
DFAIDG and DIG.                                                          Dimensional Holdings Inc.,
Trustee, Co-Chief                                                        Dimensional Fund Advisors LP,
Executive Officer and                                                    DFA Securities LLC,
Chief Investment                                                         Dimensional Emerging Markets
Officer of                                                               Value Fund, DFAIDG,
DFAITC and DEM.                                                          Dimensional Investment Group
6300 Bee Cave Road,                                                      Inc., The DFA Investment
Building One                                                             Trust Company and Dimensional
Austin, TX 78746                                                         Cayman Commodity Fund I Ltd.
Age: 44                                                                  Co-Chief Executive Officer,
                                                                         President and Chief
                                                                         Investment Officer of
                                                                         Dimensional Fund Advisors
                                                                         Canada ULC. Chief Investment
                                                                         Officer, Vice President and
                                                                         Director of DFA Australia
                                                                         Limited. Director of
                                                                         Dimensional Fund Advisors
                                                                         Ltd., Dimensional Funds PLC
                                                                         and Dimensional Funds II PLC.
                                                                         Co-Chief Executive Officer of
                                                                         Dimensional SmartNest LLC and
                                                                         Dimensional SmartNest (US)
                                                                         LLC. Formerly, Vice President
                                                                         of Dimensional Holdings Inc.,
                                                                         Dimensional Fund Advisors LP,
                                                                         DFA Securities LLC,
                                                                         Dimensional Emerging Markets
                                                                         Value Fund, DFAIDG,
                                                                         Dimensional Investment Group
                                                                         Inc., The DFA Investment
                                                                         Trust Company and Dimensional
                                                                         Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
/*/ Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ----------------------------
                                   OFFICERS
                                ----------------
 April A. Aandal                  Since 2008       Vice President, Global
 Vice President, Global                            Business Development of all
 Business Development                              the DFA Entities. Chief
 Age: 48                                           Learning Officer of
                                                   Dimensional (September
                                                   2008-October 2011).
                                                   Formerly, Regional Director
                                                   of Dimensional (2004-2008).

 Darryl D. Avery                  Since 2005       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 45

 Arthur H. Barlow                 Since 1993       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 55                                           Vice President of DFA
                                                   Australia Limited and
                                                   Dimensional Fund Advisors
                                                   Ltd.

 John T. Blood                    Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 42                                           Director for Dimensional
                                                   (2010). Formerly, Chief
                                                   Market Strategist at
                                                   Commonwealth Financial
                                                   (2007-2010); Director of
                                                   Research at Commonwealth
                                                   Financial (2000-2007).

 Scott A. Bosworth                Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 42                                           Director of Dimensional
                                                   (since November 1997).

 Valerie A. Brown                 Since 2001       Vice President and
 Vice President and Assistant                      Assistant Secretary of all
 Secretary                                         the DFA Entities, DFA
 Age: 44                                           Australia Limited,
                                                   Dimensional Fund Advisors
                                                   Ltd., Dimensional Fund
                                                   Advisors Canada ULC (since
                                                   2003) and Dimensional
                                                   Cayman Commodity Fund I Ltd.

 David P. Butler                  Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Head of
 Age: 47                                           Global Financial Services
                                                   of Dimensional (since
                                                   2008). Formerly, Regional
                                                   Director of Dimensional
                                                   (January 1995 to January
                                                   2005).

 James G. Charles                 Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 55                                           Director for Dimensional
                                                   (2008-2010). Formerly, Vice
                                                   President, Client Portfolio
                                                   Manager at American Century
                                                   Investments (2001-2008).

 Joseph H. Chi                    Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 45                                           Manager for Dimensional
                                                   (since October 2005).

 Stephen A. Clark                 Since 2004       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 39                                           Limited and Dimensional
                                                   Fund Advisors Canada ULC.

 Robert P. Cornell                Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 62                                           Director of Financial
                                                   Services Group of
                                                   Dimensional (since August
                                                   1993).

 George H. Crane                  Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 56                                           Senior Vice President and
                                                   Managing Director at State
                                                   Street Bank & Trust Company
                                                   (2007-2008). Managing
                                                   Director, Head of
                                                   Investment Administration
                                                   and Operations at State
                                                   Street Research &
                                                   Management Company
                                                   (2002-2005).

 Christopher S. Crossan           Since 2004       Vice President and Global
 Vice President and Global                         Chief Compliance Officer of
 Chief Compliance Officer                          all the DFA Entities, DFA
 Age: 45                                           Australia Limited,
                                                   Dimensional Fund Advisors
                                                   Ltd., Dimensional SmartNest
                                                   LLC and Dimensional
                                                   SmartNest (US) LLC. Chief
                                                   Compliance Officer of
                                                   Dimensional Fund Advisors
                                                   Canada ULC.

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ----------------------------
 James L. Davis                   Since 1999       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 54                                           Vice President of DFA
                                                   Australia Limited and
                                                   Dimensional Fund Advisors
                                                   Ltd.

 Robert T. Deere                  Since 1994       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 54                                           Limited and Dimensional
                                                   Fund Advisors Canada ULC.

 Peter F. Dillard                 Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Research
 Age: 39                                           Associate for Dimensional
                                                   (since August 2008).
                                                   Formerly, Research
                                                   Assistant for Dimensional
                                                   (April 2006-August 2008).

 Robert W. Dintzner               Since 2001       Vice President of all the
 Vice President and Chief                          DFA Entities. Chief
 Communications Officer                            Communications Officer of
 Age: 41                                           Dimensional (since 2010).

 Richard A. Eustice               Since 1998       Vice President and
 Vice President and Assistant                      Assistant Secretary of all
 Secretary                                         the DFA Entities and DFA
 Age: 46                                           Australia Limited. Chief
                                                   Operating Officer of
                                                   Dimensional Fund Advisors
                                                   Ltd. (since July 2008).
                                                   Formerly, Vice President of
                                                   Dimensional Fund Advisors
                                                   Ltd.

 Gretchen A. Flicker              Since 2004       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 40

 Jed S. Fogdall                   Since 2008       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 37                                           Manager for Dimensional
                                                   (since September 2004).

 Jeremy P. Freeman                Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Senior
 Age: 40                                           Technology Manager for
                                                   Dimensional (since June
                                                   2006). Formerly, Principal
                                                   at AIM Investments/Amvescap
                                                   PLC (now Invesco) (June
                                                   1998-June 2006).

 Mark R. Gochnour                 Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 44                                           Director of Dimensional.

 Henry F. Gray                    Since 2000       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 44                                           Vice President of DFA
                                                   Australia Limited.

 John T. Gray                     Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 37                                           Regional Director of
                                                   Dimensional (January 2005
                                                   to February 2007).

 Joel H. Hefner                   Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 43                                           Director of Dimensional
                                                   (since June 1998).

 Julie C. Henderson               Since 2005       Vice President and Fund
 Vice President and Fund                           Controller of all the DFA
 Controller                                        Entities and Dimensional
 Age: 37                                           Cayman Commodity Fund I Ltd.

 Kevin B. Hight                   Since 2005       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 43

 Christine W. Ho                  Since 2004       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 43

 Michael C. Horvath               Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 51                                           Managing Director, Co-Head
                                                   Global Consultant Relations
                                                   at BlackRock (2004-2011).

 Jeff J. Jeon                     Since 2004       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 37                                           Dimensional Cayman
                                                   Commodity Fund I Ltd.

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
 Patrick M. Keating               Since 2003       Vice President of all the
 Vice President and Chief                          DFA Entities and
 Operating Officer                                 Dimensional Cayman
 Age: 56                                           Commodity Fund I Ltd. and
                                                   Chief Operating Officer of
                                                   Dimensional and Dimensional
                                                   Cayman Commodity Fund I
                                                   Ltd. Director, Vice
                                                   President and Chief Privacy
                                                   Officer of Dimensional Fund
                                                   Advisors Canada ULC.
                                                   Director of DFA Australia
                                                   Limited.

 David M. Kershner                Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 40                                           Manager for Dimensional
                                                   (since June 2004).

 Timothy R. Kohn                  Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Head of
 Age: 40                                           Defined Contribution Sales
                                                   for Dimensional (since
                                                   August 2010). Formerly,
                                                   Chief DC Strategist,
                                                   Barclays Global Investors
                                                   (2005-2009).

 Joseph F. Kolerich               Since 2004       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 39

 Stephen W. Kurad                 Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 42                                           Director for Dimensional
                                                   (2007-2010).

 Michael F. Lane                  Since 2004       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 44

 Juliet Lee                       Since 2005       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 40

 Marlena I. Lee                   Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Research
 Age: 30                                           Associate for Dimensional
                                                   (July 2008-2010).

 Apollo D. Lupescu                Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 42                                           Director for Dimensional
                                                   (since February 2004).

 Kenneth M. Manell                Since 2010       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 38                                           Dimensional Cayman
                                                   Commodity Fund I Ltd.
                                                   Counsel for Dimensional
                                                   (since September 2006).
                                                   Formerly, Assistant General
                                                   Counsel at Castle & Cooke
                                                   (January 2004-September
                                                   2006).

 Aaron M. Marcus                  Since 2008       Vice President and Head of
 Vice President & Head of                          Global Human Resources of
 Global Human Resources                            Dimensional. Formerly,
 Age: 41                                           Global Head of Recruiting
                                                   and Vice President of
                                                   Goldman Sachs & Co. (June
                                                   2006 to January 2008), and
                                                   Global Co-Head of HR of the
                                                   Equities & FICC Division,
                                                   and Vice President of
                                                   Goldman Sachs & Co. (May
                                                   2005 to May 2006).

 David R. Martin                  Since 2007       Vice President, Chief
 Vice President, Chief                             Financial Officer and
 Financial Officer and                             Treasurer of all the DFA
 Treasurer                                         Entities. Director, Vice
 Age: 54                                           President, Chief Financial
                                                   Officer and Treasurer of
                                                   Dimensional Fund Advisors
                                                   Ltd. and DFA Australia
                                                   Limited. Chief Financial
                                                   Officer, Treasurer, and
                                                   Vice President of
                                                   Dimensional Fund Advisors
                                                   Canada ULC, Dimensional
                                                   SmartNest LLC, Dimensional
                                                   SmartNest (US) LLC and
                                                   Dimensional Cayman
                                                   Commidity Fund I Ltd.
                                                   Director of Dimensional
                                                   Funds PLC and Dimensional
                                                   Funds II PLC. Formerly,
                                                   Executive Vice President
                                                   and Chief Financial Officer
                                                   of Janus Capital Group Inc.
                                                   (June 2005 to March 2007).

 Catherine L. Newell              Vice             Vice President and
 Vice President and Secretary     President        Secretary of all the DFA
 Age: 47                          since 1997       Entities. Director, Vice
                                  and              President and Secretary of
                                  Secretary        DFA Australia Limited and
                                  since 2000       Dimensional Fund Advisors
                                                   Ltd. (since February
                                                   2002, April 1997 and May
                                                   2002, respectively). Vice
                                                   President and Secretary of
                                                   Dimensional Fund Advisors
                                                   Canada ULC (since June
                                                   2003), Dimensional
                                                   SmartNest LLC, Dimensional
                                                   SmartNest (US) LLC and
                                                   Dimensional Cayman
                                                   Commodity Fund I Ltd.
                                                   Director, Dimensional Funds
                                                   PLC and Dimensional Funds
                                                   II PLC (since 2002 and
                                                   2006, respectively).
                                                   Formerly, Assistant
                                                   Secretary of all DFA
                                                   Entities, DFA Australia
                                                   Limited and Dimensional
                                                   Fund Advisors Ltd.

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
 Christian A. Newton              Since 2009       Vice President of all DFA
 Vice President                                    Entities. Web Services
 Age: 36                                           Manager for Dimensional
                                                   (since January 2008).
                                                   Formerly, Design Manager of
                                                   Dimensional (2005-2008).

 Pamela B. Noble                  Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 47                                           Manager for Dimensional
                                                   (2008-2010). Formerly, Vice
                                                   President and Portfolio
                                                   Manager at USAA Investment
                                                   Management Company
                                                   (2001-2006).

 Carolyn L. O                     Since 2010       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 37                                           Dimensional Cayman
                                                   Commodity Fund I Ltd.
                                                   Deputy General Counsel,
                                                   Funds (since 2011). Counsel
                                                   for Dimensional
                                                   (2007-2011). Formerly,
                                                   Associate at K&L Gates LLP
                                                   (January 2004-September
                                                   2007).

 Gerard K. O'Reilly               Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 34                                           Research Associate of
                                                   Dimensional (2004 to 2006).

 Daniel C. Ong                    Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 37                                           Manager for Dimensional
                                                   (since July 2005).

 Kyle K. Ozaki                    Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Senior
 Age: 33                                           Compliance Officer for
                                                   Dimensional (since January
                                                   2008). Formerly, Compliance
                                                   Officer (February
                                                   2006-December 2007) and
                                                   Compliance Analyst (August
                                                   2004-January 2006) for
                                                   Dimensional.

 David A. Plecha                  Since 1993       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 50                                           Limited, Dimensional Fund
                                                   Advisors Ltd. and
                                                   Dimensional Fund Advisors
                                                   Canada ULC.

 Allen Pu                         Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 40                                           Manager for Dimensional
                                                   (July 2006-2010).

 Stephen A. Quance                Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 37                                           Manager for Dimensional
                                                   (October 2006-2010).

 Theodore W. Randall              Since 2008       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 38                                           Research Associate of
                                                   Dimensional (2006-2008).
                                                   Systems Developer of
                                                   Dimensional (2001-2006).

 L. Jacobo Rodriguez              Since 2005       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 40

 Julie A. Saft                    Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Client
 Age: 52                                           Systems Manager for
                                                   Dimensional (since July
                                                   2008). Formerly, Senior
                                                   Manager at Vanguard
                                                   (November 1997-July 2008).

 David E. Schneider               Since 2001       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 65                                           Dimensional Fund Advisors
                                                   Canada ULC. Head of
                                                   Institutional Services of
                                                   Dimensional.

 Walid A. Shinnawi                Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 49                                           Director for Dimensional
                                                   (since March 2006).
                                                   Formerly, Senior Director
                                                   at Moody's KMV (1999-March
                                                   2006).

 Bruce A. Simmons                 Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Investment
 Age: 46                                           Operations Manager for
                                                   Dimensional (since May
                                                   2007). Formerly, Vice
                                                   President Client and Fund
                                                   Reporting at Mellon
                                                   Financial (September
                                                   2005-May 2007).

 Edward R. Simpson                Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 43                                           Director of Dimensional
                                                   (since December 2002).

 Bryce D. Skaff                   Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 36                                           Regional Director of
                                                   Dimensional (December 1999
                                                   to January 2007).

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
 Andrew D. Smith                                   Vice President of all the
 Vice President                                    DFA Entities. Project
 Age: 43                                           Manager for Dimensional
                                                   (2007-2010). Formerly,
                                                   Business Analyst Manager,
                                                   National Instruments
                                  Since 2011       (2003-2007).

 Grady M. Smith                                    Vice President of all the
 Vice President                                    DFA Entities and
 Age: 55                                           Dimensional Fund Advisors
                                  Since 2004       Canada ULC.

 Carl G. Snyder                                    Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 48                                           Vice President of DFA
                                  Since 2000       Australia Limited.

 Lawrence R. Spieth
 Vice President                                    Vice President of all the
 Age: 63                          Since 2004       DFA Entities.

 Bradley G. Steiman                                Vice President of all the
 Vice President                                    DFA Entities and Director
 Age: 38                                           and Vice President of
                                                   Dimensional Fund Advisors
                                  Since 2004       Canada ULC.

 Robert C. Trotter                                 Vice President of all the
 Vice President                                    DFA Entities. Senior
 Age: 53                                           Manager, Technology for
                                                   Dimensional (since March
                                                   2007). Formerly, Director
                                                   of Technology at AMVESCAP
                                  Since 2009       (2002-2007).

 Karen E. Umland                                   Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 45                                           Limited, Dimensional Fund
                                                   Advisors Ltd., and
                                                   Dimensional Fund Advisors
                                  Since 1997       Canada ULC.

 Brian J. Walsh                                    Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 41                                           Manager for Dimensional
                                  Since 2009       (since 2004).

 Weston J. Wellington                              Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 60                                           Vice President of DFA
                                  Since 1997       Australia Limited.

 Ryan J. Wiley                                     Vice President of all the
 Vice President                                    DFA Entities. Senior Trader
 Age: 35                                           of Dimensional. Formerly,
                                                   Portfolio Manager (2006 to
                                                   2007) and Trader (2001 to
                                  Since 2007       2006) for Dimensional.

 Paul E. Wise                                      Vice President of all the
 Vice President                                    DFA Entities. Chief
 Age: 56                                           Technology Officer for
                                  Since 2005       Dimensional (since 2004).

 John S. Wotowicz                                  Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 47                                           Managing Director at Morgan
                                  Since 2010       Stanley (1999-2007).

 Joseph L. Young                                   Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 33                                           Director for Dimensional
                                  Since 2011       (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with a October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, each Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                            QUALIFYING FOR
                                         NET                                                  CORPORATE
                                     INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS    QUALIFYING  FOREIGN
DFA INVESTMENT                         INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL        RECEIVED     DIVIDEND     TAX
DIMENSIONS GROUP INC.               DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  DEDUCTION(1)  INCOME(2)  CREDIT(3)
---------------------               ------------- ------------- ------------- ------------- -------------- ---------- ---------
CSTG&E U.S. Social Core Equity 2
  Portfolio........................      100%          --            --            100%          100%         100%       --
CSTG&E International Social Core
  Equity Portfolio.................      100%          --            --            100%          100%         100%        4%


                                     FOREIGN  QUALIFIED    QUALIFIED
DFA INVESTMENT                       SOURCE   INTEREST    SHORT-TERM
DIMENSIONS GROUP INC.               INCOME(4) INCOME(5) CAPITAL GAIN(6)
---------------------               --------- --------- ---------------
CSTG&E U.S. Social Core Equity 2
  Portfolio........................    --        100%         100%
CSTG&E International Social Core
  Equity Portfolio.................    95%       100%         100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

   [LOGO]  Recycled
           Recyclable                                         DFA103111-015A

                                                                          [LOGO]

ANNUAL REPORT
year ended: October 31, 2011

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,


/s/ David G. Booth
---------------------
David G. Booth
Chairman and Co-Chief Executive Officer

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes ...........................      1
Performance Charts ...................................................      2
Management's Discussion and Analysis .................................      4
Disclosure of Fund Expenses ..........................................      9
Disclosure of Portfolio Holdings .....................................     11
Summary Schedules of Portfolio Holdings/Schedules of Investments
   VA U.S. Targeted Value Portfolio ..................................     13
   VA U.S. Large Value Portfolio .....................................     16
   VA International Value Portfolio ..................................     19
   VA International Small Portfolio. .................................     23
   VA Short-Term Fixed Portfolio .....................................     27
   VA Global Bond Portfolio ..........................................     30
Statements of Assets and Liabilities .................................     33
Statements of Operations .............................................     35
Statements of Changes in Net Assets ..................................     37
Financial Highlights .................................................     40
Notes to Financial Statements ........................................     43
Report of Independent Registered Public Accounting Firm ..............     55
Fund Management ......................................................     56
Voting Proxies on Fund Portfolio Securities ..........................     65
Notice to Shareholders. ..............................................     66

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS/SCHEDULES OF INVESTMENTS

Investment Abbreviations

ADR      American Depositary Receipt
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
P.L.C.   Public Limited Company

Investment Footnotes

+      See Note B to Financial Statements.
++     Securities have generally been fair valued. See Note B to Financial
       Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
^      Denominated in local currency or the Euro, unless otherwise noted.
@      Security purchased with cash proceeds from Securities on Loan.
(r)    The adjustable rate shown is effective as of October 31, 2011.
(g)    Face Amount Denominated in British Pounds.
(e)    Face Amount Denominated in Euro.
(u)    Face Amount denominated in United States Dollars.
(S)    Affiliated Fund.

FINANCIAL HIGHLIGHTS

     (A)    Computed using average shares outstanding.

     (B)    Annualized

     (C)    Non-Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

     --     Amounts designated as -- are either zero or rounded to zero.

     SEC    Securities and Exchange Commission

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

VA U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

             ROUNDED     VA U.S. Targeted
10/31/2001  VASV - 72    Value Portfolio   RUSSELL 2000 VALUE INDEX
            -----------  ----------------  ------------------------
10/01       10/31/2001       10,000.00            10,000.00
            11/30/2001       10,781.54            10,719.00
            12/31/2001       11,502.89            11,375.00
            1/31/2002        11,613.40            11,526.29
            2/28/2002        11,563.17            11,596.60
            3/31/2002        12,648.16            12,465.19
            4/30/2002        13,150.47            12,903.96
            5/31/2002        12,708.44            12,476.84
            6/30/2002        12,326.68            12,201.10
            7/31/2002        10,417.90            10,388.02
            8/31/2002        10,257.16            10,342.31
            9/30/2002         9,383.15             9,603.87
            10/31/2002        9,694.58             9,747.93
            11/30/2002       10,880.03            10,525.81
2003        12/31/2002       10,269.94            10,076.36
            1/31/2003         9,933.76             9,792.21
            2/28/2003         9,532.50             9,463.19
            3/31/2003         9,521.66             9,564.44
            4/30/2003        10,671.20            10,473.07
            5/31/2003        12,178.61            11,542.37
            6/30/2003        12,558.18            11,737.43
            7/31/2003        13,512.51            12,323.13
            8/31/2003        14,347.55            12,791.41
            9/30/2003        14,217.42            12,644.31
            10/31/2003       15,648.92            13,674.82
            11/30/2003       16,288.76            14,199.93
2004        12/31/2003       17,065.22            14,713.97
            1/31/2004        18,035.24            15,223.07
            2/29/2004        18,214.88            15,518.40
            3/31/2004        18,358.58            15,732.56
            4/30/2004        17,652.02            14,919.18
            5/31/2004        17,771.78            15,099.70
            6/30/2004        18,801.68            15,866.77
            7/31/2004        17,699.93            15,136.90
            8/31/2004        17,484.37            15,285.24
            9/30/2004        18,322.66            15,890.54
            10/31/2004       18,490.32            16,136.84
            11/30/2004       20,298.63            17,568.18
2005        12/31/2004       21,013.20            17,988.06
            1/31/2005        20,180.73            17,291.92
            2/28/2005        20,664.10            17,636.03
            3/31/2005        20,247.87            17,272.72
            4/30/2005        18,757.47            16,381.45
            5/31/2005        19,992.75            17,380.58
            6/30/2005        20,838.65            18,149.16
            7/31/2005        22,275.34            19,181.86
            8/31/2005        21,872.53            18,741.47
            9/30/2005        21,939.66            18,710.48
            10/31/2005       21,295.17            18,240.54
            11/30/2005       22,248.48            18,980.48
2006        12/31/2005       22,264.97            18,834.75
            1/31/2006        24,206.42            20,392.26
            2/28/2006        24,175.60            20,390.87
            3/31/2006        25,454.49            21,378.52
            4/30/2006        25,639.39            21,435.69
            5/31/2006        24,452.95            20,548.04
            6/30/2006        24,514.58            20,800.47
            7/31/2006        23,667.13            20,512.00
            8/31/2006        24,252.64            21,125.09
            9/30/2006        24,529.99            21,331.32
            10/31/2006       25,824.29            22,417.00
            11/30/2006       26,548.48            23,056.21
2007        12/31/2006       26,932.50            23,257.08
            1/31/2007        27,393.80            23,605.46
            2/28/2007        27,234.12            23,315.56
            3/31/2007        27,411.54            23,596.94
            4/30/2007        27,730.90            23,841.80
            5/31/2007        28,671.23            24,715.98
            6/30/2007        28,156.71            24,139.89
            7/31/2007        25,850.24            22,085.27
            8/31/2007        25,708.30            22,527.77
            9/30/2007        25,637.33            22,629.49
            10/31/2007       25,655.07            22,875.94
            11/30/2007       23,508.28            21,162.09
2008        12/31/2007       23,173.12            20,983.18
            1/31/2008        22,268.99            20,122.10
            2/29/2008        21,423.83            19,322.39
            3/31/2008        21,600.73            19,614.16
            4/30/2008        21,797.28            20,234.77
            5/31/2008        22,504.85            20,926.58
            6/30/2008        19,969.37            18,918.67
            7/31/2008        20,519.71            19,888.50
            8/31/2008        21,522.11            20,833.21
            9/30/2008        20,205.23            19,856.65
            10/31/2008       15,979.43            15,889.75
            11/30/2008       13,837.04            14,049.57
2009        12/31/2008       14,613.44            14,913.85
            1/31/2009        12,396.23            12,783.42
            2/28/2009        10,703.09            11,007.80
            3/31/2009        11,811.69            11,985.13
            4/30/2009        14,049.06            13,886.86
            5/31/2009        14,532.82            14,187.14
            6/30/2009        14,573.13            14,142.41
            7/31/2009        16,306.59            15,777.86
            8/31/2009        16,991.91            16,524.63
            9/30/2009        17,838.48            17,353.41
            10/31/2009       16,669.40            16,201.02
            11/30/2009       17,193.47            16,716.58
2010        12/31/2009       18,503.35            17,982.70
            1/31/2010        18,014.81            17,455.63
            2/28/2010        19,032.60            18,265.03
            3/31/2010        20,498.21            19,784.25
            4/30/2010        22,004.53            21,168.53
            5/31/2010        20,213.23            19,379.83
            6/30/2010        18,462.64            17,688.07
            7/31/2010        19,907.89            18,950.68
            8/31/2010        18,381.21            17,525.71
            9/30/2010        20,477.85            19,407.42
            10/31/2010       21,169.95            20,159.33
            11/30/2010       21,943.47            20,671.68
2011        12/31/2010       23,882.06            22,389.18
            1/31/2011        23,963.99            22,401.39
            2/28/2011        25,192.91            23,538.86
            3/31/2011        25,664.00            23,865.96
            4/30/2011        26,114.60            24,253.74
            5/31/2011        25,541.10            23,819.27
            6/30/2011        25,090.50            23,233.57
            7/31/2011        24,291.70            22,465.29
            8/31/2011        22,018.19            20,480.98
            9/30/2011        19,539.87            18,244.25
10/11       10/31/2011       22,427.83            20,873.30

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      5.94%  -2.78% 8.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

VA U.S. LARGE VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

              ROUNDED     VA U.S. Large
10/31/2001   VALV - 58   Value Portfolio   RUSSELL 1000 VALUE INDEX
            -----------  ----------------  ------------------------
10/01       10/31/2001       10,000.00            10,000.00
            11/30/2001       10,959.38            10,581.00
            12/31/2001       11,131.84            10,830.71
            1/31/2002        11,009.22            10,747.32
            2/28/2002        11,000.46            10,764.51
            3/31/2002        11,420.86            11,273.67
            4/30/2002        11,079.29            10,886.99
            5/31/2002        11,070.53            10,941.42
            6/30/2002        10,177.18            10,313.38
            7/31/2002         9,056.11             9,354.24
            8/31/2002         9,222.52             9,424.39
            9/30/2002         8,189.04             8,376.40
            10/31/2002        8,653.23             8,997.09
            11/30/2002        9,362.65             9,563.91
2003        12/31/2002        8,865.14             9,148.84
            1/31/2003         8,678.97             8,927.43
            2/28/2003         8,448.48             8,689.07
            3/31/2003         8,377.56             8,703.84
            4/30/2003         9,157.69             9,469.78
            5/31/2003         9,751.65            10,081.53
            6/30/2003         9,822.57            10,207.55
            7/31/2003        10,088.53            10,359.64
            8/31/2003        10,460.86            10,521.25
            9/30/2003        10,212.64            10,418.14
            10/31/2003       10,930.72            11,055.73
            11/30/2003       11,161.21            11,206.09
2004        12/31/2003       11,921.54            11,896.39
            1/31/2004        12,136.67            12,105.76
            2/29/2004        12,432.46            12,364.83
            3/31/2004        12,333.86            12,256.02
            4/30/2004        12,136.67            11,956.97
            5/31/2004        12,208.37            12,078.93
            6/30/2004        12,548.99            12,363.99
            7/31/2004        12,109.78            12,189.66
            8/31/2004        12,091.85            12,362.75
            9/30/2004        12,468.32            12,554.38
            10/31/2004       12,611.74            12,762.78
            11/30/2004       13,454.31            13,408.58
2005        12/31/2004       13,994.69            13,857.76
            1/31/2005        13,623.55            13,611.10
            2/28/2005        14,039.96            14,061.62
            3/31/2005        13,994.69            13,868.98
            4/30/2005        13,514.93            13,620.72
            5/31/2005        14,076.16            13,948.73
            6/30/2005        14,365.83            14,101.26
            7/31/2005        15,053.80            14,509.24
            8/31/2005        14,945.18            14,446.19
            9/30/2005        15,180.53            14,649.02
            10/31/2005       14,746.03            14,276.97
            11/30/2005       15,325.37            14,743.83
2006        12/31/2005       15,349.53            14,831.90
            1/31/2006        16,104.11            15,407.84
            2/28/2006        16,027.70            15,501.93
            3/31/2006        16,323.80            15,711.91
            4/30/2006        16,763.17            16,111.25
            5/31/2006        16,495.73            15,704.27
            6/30/2006        16,619.90            15,804.62
            7/31/2006        16,390.66            16,188.89
            8/31/2006        16,658.11            16,459.82
            9/30/2006        17,087.93            16,787.77
            10/31/2006       17,727.89            17,337.39
            11/30/2006       18,043.10            17,733.15
2007        12/31/2006       18,390.35            18,131.24
            1/31/2007        18,915.20            18,363.12
            2/28/2007        18,668.21            18,076.84
            3/31/2007        18,801.99            18,356.32
            4/30/2007        19,573.83            19,034.63
            5/31/2007        20,366.25            19,721.20
            6/30/2007        20,036.94            19,260.39
            7/31/2007        18,843.16            18,369.72
            8/31/2007        18,472.68            18,575.56
            9/30/2007        18,946.07            19,213.59
            10/31/2007       19,018.11            19,215.71
            11/30/2007       17,958.12            18,276.56
2008        12/31/2007       17,849.18            18,099.83
            1/31/2008        17,213.20            17,374.87
            2/29/2008        16,650.20            16,646.90
            3/31/2008        16,462.53            16,522.05
            4/30/2008        17,484.27            17,327.43
            5/31/2008        17,870.03            17,299.93
            6/30/2008        15,878.68            15,643.96
            7/31/2008        15,878.68            15,587.48
            8/31/2008        16,170.60            15,852.47
            9/30/2008        14,815.23            14,687.77
            10/31/2008       11,572.77            12,145.13
            11/30/2008       10,425.92            11,274.22
2009        12/31/2008       10,727.49            11,430.71
            1/31/2009         9,393.28            10,116.29
            2/28/2009         8,059.06             8,764.65
            3/31/2009         8,844.53             9,514.06
            4/30/2009        10,318.62            10,533.88
            5/31/2009        11,125.60            11,185.26
            6/30/2009        10,996.48            11,102.66
            7/31/2009        12,050.94            12,011.43
            8/31/2009        12,857.92            12,639.69
            9/30/2009        13,406.67            13,128.03
            10/31/2009       12,847.16            12,726.25
            11/30/2009       13,568.07            13,443.54
2010        12/31/2009       13,938.18            13,681.45
            1/31/2010        13,620.66            13,296.67
            2/28/2010        14,200.96            13,716.38
            3/31/2010        15,306.82            14,609.32
            4/30/2010        15,788.58            14,987.35
            5/31/2010        14,452.79            13,755.45
            6/30/2010        13,368.83            12,981.10
            7/31/2010        14,408.99            13,859.89
            8/31/2010        13,554.96            13,266.83
            9/30/2010        14,890.75            14,296.12
            10/31/2010       15,427.26            14,725.09
            11/30/2010       15,328.72            14,647.16
2011        12/31/2010       16,813.22            15,802.89
            1/31/2011        17,358.82            16,160.37
            2/28/2011        18,294.12            16,756.44
            3/31/2011        18,360.93            16,822.99
            4/30/2011        18,828.58            17,270.96
            5/31/2011        18,561.35            17,088.49
            6/30/2011        18,216.18            16,738.11
            7/31/2011        17,369.95            16,182.92
            8/31/2011        15,922.45            15,173.01
            9/30/2011        14,285.67            14,026.33
10/11       10/31/2011       16,256.49            15,632.24

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      5.37%  -1.72% 4.98%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

              ROUNDED    VA International     MSCI WORLD EX USA
10/31/2001   ILVA - 73   Value Portfolio       INDEX (NET DIV.)
            -----------  ----------------  ------------------------
10/01       10/31/2001       10,000.00            10,000.00
            11/30/2001       10,419.43            10,393.05
            12/31/2001       10,456.70            10,459.69
            1/31/2002        10,151.81             9,927.67
            2/28/2002        10,185.68             9,988.19
            3/31/2002        10,784.18            10,519.13
            4/30/2002        11,066.49            10,581.25
            5/31/2002        11,518.18            10,719.90
            6/30/2002        11,043.90            10,283.85
            7/31/2002        10,106.64             9,261.52
            8/31/2002        10,106.64             9,247.14
            9/30/2002         8,943.53             8,266.41
            10/31/2002        9,304.88             8,700.64
            11/30/2002        9,824.33             9,101.20
2003        12/31/2002        9,547.55             8,807.06
            1/31/2003         9,258.93             8,471.49
            2/28/2003         9,074.21             8,304.50
            3/31/2003         8,854.86             8,144.45
            4/30/2003         9,824.62             8,926.06
            5/31/2003        10,494.22             9,479.67
            6/30/2003        10,817.48             9,709.96
            7/31/2003        11,290.81             9,932.72
            8/31/2003        11,694.88            10,188.84
            9/30/2003        12,156.67            10,494.52
            10/31/2003       13,114.89            11,151.70
            11/30/2003       13,311.15            11,404.48
2004        12/31/2003       14,343.23            12,278.97
            1/31/2004        14,670.59            12,449.94
            2/29/2004        15,058.57            12,736.28
            3/31/2004        15,313.19            12,800.04
            4/30/2004        14,925.20            12,464.99
            5/31/2004        15,058.57            12,523.26
            6/30/2004        15,640.55            12,812.46
            7/31/2004        14,913.08            12,421.74
            8/31/2004        15,070.70            12,473.38
            9/30/2004        15,446.56            12,836.97
            10/31/2004       16,077.03            13,298.30
            11/30/2004       17,277.35            14,182.70
2005        12/31/2004       18,175.78            14,781.87
            1/31/2005        18,038.18            14,490.86
            2/28/2005        18,688.66            15,135.50
            3/31/2005        18,213.31            14,791.94
            4/30/2005        17,712.94            14,414.77
            5/31/2005        17,725.45            14,441.06
            6/30/2005        18,025.67            14,677.11
            7/31/2005        18,826.26            15,151.11
            8/31/2005        19,489.24            15,569.39
            9/30/2005        20,127.21            16,279.93
            10/31/2005       19,776.95            15,753.88
            11/30/2005       20,114.70            16,171.07
2006        12/31/2005       21,163.57            16,920.86
            1/31/2006        22,615.71            17,991.10
            2/28/2006        22,803.95            17,930.68
            3/31/2006        23,785.49            18,499.33
            4/30/2006        24,982.16            19,383.92
            5/31/2006        23,987.18            18,647.48
            6/30/2006        23,812.38            18,623.47
            7/31/2006        24,229.20            18,797.96
            8/31/2006        25,022.50            19,332.22
            9/30/2006        25,358.64            19,316.65
            10/31/2006       26,501.53            20,080.04
            11/30/2006       27,388.95            20,678.14
2007        12/31/2006       28,458.96            21,271.04
            1/31/2007        29,016.12            21,400.80
            2/28/2007        28,942.81            21,572.00
            3/31/2007        29,910.50            22,124.75
            4/30/2007        31,391.37            23,131.37
            5/31/2007        32,461.69            23,645.05
            6/30/2007        32,315.07            23,668.78
            7/31/2007        31,362.04            23,341.60
            8/31/2007        30,966.17            23,003.73
            9/30/2007        32,622.98            24,310.66
            10/31/2007       34,265.12            25,367.46
            11/30/2007       32,227.10            24,375.45
2008        12/31/2007       31,518.82            23,917.24
            1/31/2008        28,875.63            21,760.83
            2/29/2008        28,443.41            22,155.18
            3/31/2008        28,875.63            21,838.92
            4/30/2008        30,172.29            23,052.85
            5/31/2008        30,089.17            23,402.67
            6/30/2008        27,063.63            21,582.81
            7/31/2008        26,415.30            20,814.76
            8/31/2008        25,301.50            20,009.79
            9/30/2008        22,658.31            17,120.81
            10/31/2008       16,956.33            13,559.35
            11/30/2008       15,958.90            12,824.03
2009        12/31/2008       17,081.11            13,500.05
            1/31/2009        14,733.47            12,240.40
            2/28/2009        12,912.02            11,001.28
            3/31/2009        14,187.03            11,726.22
            4/30/2009        16,797.77            13,238.41
            5/31/2009        19,327.56            14,912.63
            6/30/2009        19,023.98            14,758.20
            7/31/2009        21,290.67            16,143.96
            8/31/2009        22,464.49            16,917.67
            9/30/2009        23,638.31            17,615.66
            10/31/2009       22,707.35            17,332.88
            11/30/2009       23,334.74            17,761.74
2010        12/31/2009       23,561.58            18,044.88
            1/31/2010        22,233.00            17,199.03
            2/28/2010        22,336.80            17,181.80
            3/31/2010        24,101.32            18,287.85
            4/30/2010        23,727.66            18,015.17
            5/31/2010        21,008.21            16,027.20
            6/30/2010        20,426.96            15,795.35
            7/31/2010        23,042.61            17,255.24
            8/31/2010        21,880.10            16,739.48
            9/30/2010        24,225.88            18,345.25
            10/31/2010       25,056.24            18,998.78
            11/30/2010       23,810.69            18,194.20
2011        12/31/2010       26,041.97            19,659.22
            1/31/2011        27,207.40            20,082.72
            2/28/2011        28,182.12            20,827.38
            3/31/2011        27,334.53            20,410.15
            4/30/2011        28,733.05            21,521.72
            5/31/2011        27,673.57            20,883.72
            6/30/2011        27,228.59            20,586.29
            7/31/2011        26,423.38            20,246.71
            8/31/2011        23,499.22            18,534.99
            9/30/2011        20,935.29            16,673.65
10/11       10/31/2011       23,033.05            18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -8.08% -2.77%  8.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

VA INTERNATIONAL SMALL PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

              ROUNDED    VA International  MSCI WORLD EX USA SMALL
10/31/2001   ISVA - 74   Small Portfolio     CAP INDEX (NET DIV.)
            -----------  ----------------  ------------------------
10/01       10/31/2001       10,000.00            10,000.00
            11/30/2001       10,078.74            10,395.60
            12/31/2001        9,814.96            10,209.62
            1/31/2002         9,701.96            10,017.36
            2/28/2002        10,040.97            10,177.18
            3/31/2002        10,589.83            10,844.42
            4/30/2002        10,993.40            11,202.09
            5/31/2002        11,574.55            11,725.29
            6/30/2002        11,283.98            11,244.36
            7/31/2002        10,638.26            10,330.82
            8/31/2002        10,605.97            10,210.76
            9/30/2002         9,863.39             9,424.37
            10/31/2002        9,831.11             9,347.03
            11/30/2002       10,105.54             9,609.09
2003        12/31/2002       10,145.56             9,452.36
            1/31/2003        10,079.78             9,350.69
            2/28/2003        10,112.67             9,282.15
            3/31/2003        10,096.23             9,192.36
            4/30/2003        11,000.61            10,034.96
            5/31/2003        11,954.33            10,922.10
            6/30/2003        12,431.19            11,491.68
            7/31/2003        12,809.38            11,838.49
            8/31/2003        13,417.79            12,617.69
            9/30/2003        14,190.63            13,338.97
            10/31/2003       15,095.01            14,402.49
            11/30/2003       15,111.45            14,415.18
2004        12/31/2003       15,988.76            15,295.01
            1/31/2004        16,742.61            15,952.89
            2/29/2004        17,233.50            16,435.87
            3/31/2004        17,864.63            17,069.31
            4/30/2004        17,286.09            16,459.75
            5/31/2004        17,145.84            16,282.23
            6/30/2004        18,004.88            17,104.49
            7/31/2004        17,286.09            16,350.20
            8/31/2004        17,443.87            16,434.96
            9/30/2004        17,812.04            16,884.59
            10/31/2004       18,320.45            17,509.34
            11/30/2004       19,670.38            18,909.51
2005        12/31/2004       20,616.77            19,791.06
            1/31/2005        21,017.45            20,095.96
            2/28/2005        21,873.44            20,949.86
            3/31/2005        21,490.98            20,608.76
            4/30/2005        20,889.96            20,028.33
            5/31/2005        20,616.77            20,075.51
            6/30/2005        21,163.15            20,607.96
            7/31/2005        22,000.93            21,503.33
            8/31/2005        22,929.78            22,163.26
            9/30/2005        23,549.01            23,061.72
            10/31/2005       23,111.91            22,221.52
            11/30/2005       23,549.01            22,962.34
2006        12/31/2005       25,110.74            24,747.26
            1/31/2006        26,916.08            26,511.50
            2/28/2006        26,854.54            26,178.73
            3/31/2006        28,126.49            27,409.50
            4/30/2006        29,398.44            28,685.27
            5/31/2006        27,900.82            27,100.04
            6/30/2006        27,387.94            26,440.10
            7/31/2006        27,059.69            25,794.33
            8/31/2006        27,798.24            26,548.51
            9/30/2006        27,962.36            26,477.11
            10/31/2006       29,008.65            27,528.30
            11/30/2006       30,280.59            28,712.35
2007        12/31/2006       31,344.00            29,562.37
            1/31/2007        32,172.38            30,165.41
            2/28/2007        32,709.71            30,694.69
            3/31/2007        33,896.30            31,712.11
            4/30/2007        35,150.06            32,934.91
            5/31/2007        35,933.66            33,421.63
            6/30/2007        35,844.11            33,348.81
            7/31/2007        35,776.94            33,143.54
            8/31/2007        34,366.46            31,395.61
            9/30/2007        35,194.84            32,104.61
            10/31/2007       37,276.98            34,272.26
            11/30/2007       34,500.79            31,454.54
2008        12/31/2007       33,413.02            30,532.88
            1/31/2008        30,835.01            27,573.14
            2/29/2008        31,618.53            28,882.57
            3/31/2008        31,669.08            28,563.67
            4/30/2008        32,351.49            29,258.70
            5/31/2008        33,286.65            29,849.74
            6/30/2008        30,910.84            27,544.85
            7/31/2008        29,470.18            26,155.91
            8/31/2008        28,383.38            25,188.75
            9/30/2008        24,086.69            20,758.01
            10/31/2008       18,526.28            15,633.84
            11/30/2008       17,692.22            14,876.27
2009        12/31/2008       19,086.20            15,868.29
            1/31/2009        17,524.08            14,946.71
            2/28/2009        15,819.96            13,581.48
            3/31/2009        16,814.03            14,453.64
            4/30/2009        19,171.40            16,681.70
            5/31/2009        21,869.60            19,150.28
            6/30/2009        22,068.41            19,380.32
            7/31/2009        23,715.73            20,937.71
            8/31/2009        25,306.25            22,551.53
            9/30/2009        26,783.16            23,819.00
            10/31/2009       26,129.91            23,451.56
            11/30/2009       26,470.73            23,634.35
2010        12/31/2009       26,695.58            23,933.21
            1/31/2010        26,319.18            23,617.85
            2/28/2010        26,174.41            23,482.65
            3/31/2010        28,172.24            25,228.40
            4/30/2010        28,577.59            25,726.95
            5/31/2010        25,276.84            22,635.77
            6/30/2010        25,132.07            22,423.39
            7/31/2010        27,506.29            24,346.48
            8/31/2010        26,608.72            23,713.92
            9/30/2010        29,590.98            26,404.59
            10/31/2010       30,749.14            27,492.88
            11/30/2010       29,909.48            26,772.19
2011        12/31/2010       33,316.33            29,798.98
            1/31/2011        33,641.22            29,955.31
            2/28/2011        34,645.44            30,807.03
            3/31/2011        34,674.98            30,778.57
            4/30/2011        36,358.51            32,304.59
            5/31/2011        35,383.83            31,410.01
            6/30/2011        34,763.58            30,730.42
            7/31/2011        34,379.62            30,562.75
            8/31/2011        31,780.47            28,148.42
            9/30/2011        28,118.04            24,916.75
10/11       10/31/2011       30,126.47            26,939.66

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -2.03% 0.76%  11.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

VA SHORT-TERM FIXED PORTFOLIO VS.
THE BOFA MERRILL LYNCH US 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH 1-YEAR US TREASURY NOTE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001    ROUNDED     VA Short-Term    BOFA MERRILL LYNCH ONE-YEAR  BOFA MERRILL LYNCH SIX-MONTH
            STVA - 75    Fixed Portfolio     US TREASURY NOTE INDEX        US TREASURY BILL INDEX
            -----------  ----------------  ---------------------------  ----------------------------
10/01       10/31/2001       10,000.00                   10000                         10000
            11/30/2001       10,000.00                   10011                         10025
            12/31/2001       10,021.97               10041.033                      10039.04
            1/31/2002        10,041.66              10057.0987                      10054.09
            2/28/2002        10,071.20              10088.2757                      10072.19
            3/31/2002        10,041.66              10066.0815                      10084.28
            4/30/2002        10,100.73               10136.544                      10112.51
            5/31/2002        10,140.11              10164.9263                      10132.74
            6/30/2002        10,179.49              10219.8169                      10155.03
            7/31/2002        10,248.40              10265.8061                      10173.31
            8/31/2002        10,277.94              10277.0985                      10188.57
            9/30/2002        10,307.47              10318.2069                      10210.98
            10/31/2002       10,337.01              10339.8751                      10227.32
            11/30/2002       10,337.01              10341.9431                      10245.73
2003        12/31/2002       10,390.31              10381.2425                       10261.1
            1/31/2003        10,400.49              10389.5475                      10273.41
            2/28/2003        10,431.05              10408.2487                      10282.66
            3/31/2003        10,441.24              10426.9835                      10297.05
            4/30/2003        10,461.61              10438.4532                      10305.29
            5/31/2003        10,492.17              10452.0232                      10317.66
            6/30/2003        10,502.36              10472.9272                      10333.14
            7/31/2003        10,461.61              10467.6908                      10339.34
            8/31/2003        10,471.80              10478.1585                      10348.64
            9/30/2003        10,522.73              10506.4495                      10361.06
            10/31/2003       10,502.36              10503.2976                      10370.38
            11/30/2003       10,502.36              10501.1969                      10379.72
2004        12/31/2003       10,535.36              10533.7506                      10394.25
            1/31/2004        10,556.16              10549.5512                      10404.64
            2/29/2004        10,576.96              10571.7053                      10412.97
            3/31/2004        10,597.76              10581.2198                      10422.34
            4/30/2004        10,545.76              10554.1319                      10427.55
            5/31/2004        10,535.36              10553.0765                      10432.76
            6/30/2004        10,535.36              10549.9106                      10436.94
            7/31/2004        10,556.16              10574.1754                      10454.68
            8/31/2004        10,597.76              10604.8405                      10472.45
            9/30/2004        10,597.76               10601.659                      10482.92
            10/31/2004       10,618.56              10619.6818                      10496.55
            11/30/2004       10,608.16              10603.7523                         10506
2005        12/31/2004       10,617.52              10620.7183                      10520.71
            1/31/2005        10,628.07              10629.1087                      10540.59
            2/28/2005        10,628.07               10629.215                      10554.72
            3/31/2005        10,628.07              10644.4148                      10577.94
            4/30/2005        10,670.24              10681.9895                      10607.13
            5/31/2005        10,701.87              10714.6764                      10640.76
            6/30/2005        10,722.96              10732.9985                       10661.4
            7/31/2005        10,722.96              10732.3546                       10680.7
            8/31/2005        10,765.14              10777.8597                      10713.59
            9/30/2005        10,765.14              10781.4164                      10739.63
            10/31/2005       10,786.22              10794.4619                      10770.02
            11/30/2005       10,817.86              10828.0327                      10808.25
2006        12/31/2005       10,848.72              10870.9117                      10846.95
            1/31/2006        10,881.20               10896.241                      10879.38
            2/28/2006        10,913.68              10923.3726                      10911.04
            3/31/2006        10,946.16               10953.958                      10952.61
            4/30/2006        10,978.64              10989.2298                      10992.15
            5/31/2006        11,021.95              11017.0325                      11034.36
            6/30/2006        11,054.43              11044.7955                      11072.21
            7/31/2006        11,108.56              11108.0821                      11125.24
            8/31/2006        11,162.70              11165.9552                      11175.75
            9/30/2006        11,206.01              11216.9837                      11227.38
            10/31/2006       11,249.32              11262.1881                      11270.38
            11/30/2006       11,303.45              11307.9126                      11317.27
2007        12/31/2006       11,350.83              11340.2532                      11368.76
            1/31/2007        11,395.78              11383.4596                      11415.03
            2/28/2007        11,440.74              11441.5152                      11461.49
            3/31/2007        11,496.93              11486.2515                       11512.5
            4/30/2007        11,541.88              11524.9602                      11562.35
            5/31/2007        11,586.84              11561.6096                      11617.96
            6/30/2007        11,631.79               11617.799                       11663.5
            7/31/2007        11,687.98              11684.2528                      11711.32
            8/31/2007        11,732.94              11770.7163                      11795.06
            9/30/2007        11,777.89              11833.3365                       11844.6
            10/31/2007       11,834.08              11870.1382                      11891.38
            11/30/2007       11,867.80              11988.2461                      11972.25
2008        12/31/2007       11,915.53              12014.7401                      12006.49
            1/31/2008        11,962.58              12169.0093                       12107.1
            2/29/2008        11,997.86              12231.6797                      12139.43
            3/31/2008        11,997.86              12269.9649                      12170.87
            4/30/2008        12,033.15              12246.0385                      12185.47
            5/31/2008        12,056.68              12241.0176                      12185.72
            6/30/2008        12,080.20              12247.6277                      12201.19
            7/31/2008        12,115.49              12287.4325                      12239.87
            8/31/2008        12,139.02              12322.0831                      12265.57
            9/30/2008        12,103.73              12377.4092                      12321.75
            10/31/2008       12,162.54              12448.0842                      12372.15
            11/30/2008       12,268.40              12526.6317                      12414.09
2009        12/31/2008       12,386.90               12585.131                      12436.56
            1/31/2009        12,399.02              12572.2942                      12435.19
            2/28/2009        12,386.90              12552.9329                      12436.93
            3/31/2009        12,435.38               12583.562                      12449.49
            4/30/2009        12,483.86              12608.2258                      12465.68
            5/31/2009        12,520.22              12618.8167                      12471.29
            6/30/2009        12,544.46              12625.1261                      12474.28
            7/31/2009        12,556.58              12640.5288                      12484.01
            8/31/2009        12,592.94              12656.5822                       12491.5
            9/30/2009        12,605.06              12666.4544                      12498.49
            10/31/2009       12,629.30              12679.8808                      12502.62
            11/30/2009       12,653.54              12702.3242                      12507.24
2010        12/31/2009       12,617.87              12685.3031                      12508.37
            1/31/2010        12,655.02              12714.4793                      12514.87
            2/28/2010        12,667.40              12720.0737                      12515.75
            3/31/2010        12,655.02               12716.512                      12516.75
            4/30/2010        12,667.40              12723.6333                      12520.63
            5/31/2010        12,667.40               12731.013                      12526.39
            6/30/2010        12,704.55              12749.9822                      12530.15
            7/31/2010        12,729.31              12764.0072                      12535.04
            8/31/2010        12,741.69              12775.2395                       12539.8
            9/30/2010        12,754.08              12781.2439                      12543.19
            10/31/2010       12,766.46              12790.0629                       12548.7
            11/30/2010       12,754.08              12787.2491                      12549.21
2011        12/31/2010       12,757.92              12790.4459                      12553.85
            1/31/2011        12,770.42               12802.341                      12556.86
            2/28/2011        12,770.42              12806.0537                         12559
            3/31/2011        12,770.42              12810.1517                      12562.39
            4/30/2011        12,795.44              12823.0899                      12568.29
            5/31/2011        12,807.95              12831.4249                      12570.43
            6/30/2011        12,807.95              12835.2743                      12573.57
            7/31/2011        12,820.46              12831.5521                      12573.19
            8/31/2011        12,820.46               12854.264                      12582.12
            9/30/2011        12,820.46              12851.6931                       12582.5
10/11       10/31/2011       12,820.46              12856.3197                      12584.13

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      0.42%  2.65%  2.52%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2011 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

VA GLOBAL BOND PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-5 YEARS,
CURRENCY-HEDGED IN USD TERMS
OCTOBER 31, 2001-OCTOBER 31, 2011

              ROUNDED       VA Global       CITIGROUP WORLD GOVERNMENT
10/31/2001   GLVA - 57    Bond Portfolio   BOND INDEX 1-5 YEARS (HEDGED)
            -----------  ----------------  -----------------------------
10/01       10/31/2001       10,000.00               10,000.00
            11/30/2001        9,934.82                9,970.17
            12/31/2001        9,894.62                9,954.73
            1/31/2002         9,923.86                9,954.50
            2/28/2002        10,011.60                9,990.00
            3/31/2002         9,855.62                9,946.80
            4/30/2002        10,021.35               10,025.64
            5/31/2002        10,109.08               10,045.22
            6/30/2002        10,226.06               10,126.58
            7/31/2002        10,421.03               10,217.94
            8/31/2002        10,557.51               10,276.84
            9/30/2002        10,752.48               10,365.34
            10/31/2002       10,732.98               10,374.93
            11/30/2002       10,635.49               10,365.42
2003        12/31/2002       10,879.07               10,462.52
            1/31/2003        10,828.42               10,486.70
            2/28/2003        11,000.63               10,545.20
            3/31/2003        11,000.63               10,544.81
            4/30/2003        11,041.14               10,559.40
            5/31/2003        11,284.25               10,643.57
            6/30/2003        11,274.12               10,644.22
            7/31/2003        10,949.98               10,580.93
            8/31/2003        10,929.72               10,555.47
            9/30/2003        11,233.60               10,649.69
            10/31/2003       11,091.79               10,598.17
            11/30/2003       11,091.79               10,600.81
2004        12/31/2003       11,183.27               10,665.04
            1/31/2004        11,269.88               10,702.56
            2/29/2004        11,388.97               10,767.33
            3/31/2004        11,497.23               10,798.03
            4/30/2004        11,150.80               10,729.41
            5/31/2004        11,096.66               10,723.56
            6/30/2004        11,118.32               10,724.05
            7/31/2004        11,204.93               10,757.80
            8/31/2004        11,421.45               10,841.61
            9/30/2004        11,443.10               10,858.45
            10/31/2004       11,518.88               10,905.17
            11/30/2004       11,421.45               10,923.08
2005        12/31/2004       11,493.22               10,948.56
            1/31/2005        11,504.26               10,984.59
            2/28/2005        11,449.06               10,973.79
            3/31/2005        11,404.90               11,006.41
            4/30/2005        11,548.42               11,087.26
            5/31/2005        11,647.79               11,143.23
            6/30/2005        11,725.07               11,197.50
            7/31/2005        11,647.79               11,176.22
            8/31/2005        11,758.20               11,233.09
            9/30/2005        11,680.91               11,216.79
            10/31/2005       11,625.71               11,206.10
            11/30/2005       11,647.79               11,242.62
2006        12/31/2005       11,685.86               11,285.82
            1/31/2006        11,697.43               11,304.55
            2/28/2006        11,709.00               11,315.86
            3/31/2006        11,674.29               11,306.38
            4/30/2006        11,685.86               11,336.09
            5/31/2006        11,755.28               11,378.83
            6/30/2006        11,766.85               11,403.97
            7/31/2006        11,847.84               11,487.02
            8/31/2006        11,951.97               11,587.95
            9/30/2006        11,998.25               11,640.01
            10/31/2006       12,044.53               11,680.52
            11/30/2006       12,102.38               11,739.26
2007        12/31/2006       12,122.09               11,747.29
            1/31/2007        12,180.15               11,788.99
            2/28/2007        12,238.21               11,865.73
            3/31/2007        12,284.65               11,903.75
            4/30/2007        12,331.09               11,941.37
            5/31/2007        12,365.93               11,927.75
            6/30/2007        12,389.15               11,958.58
            7/31/2007        12,458.82               12,062.07
            8/31/2007        12,540.10               12,189.29
            9/30/2007        12,586.54               12,256.06
            10/31/2007       12,667.82               12,318.42
            11/30/2007       12,714.26               12,452.20
2008        12/31/2007       12,778.36               12,487.82
            1/31/2008        12,849.41               12,674.64
            2/29/2008        12,920.47               12,757.79
            3/31/2008        12,944.16               12,754.60
            4/30/2008        12,837.57               12,670.95
            5/31/2008        12,790.20               12,598.48
            6/30/2008        12,837.57               12,599.22
            7/31/2008        12,908.63               12,691.95
            8/31/2008        12,991.53               12,770.54
            9/30/2008        12,908.63               12,852.96
            10/31/2008       12,991.53               13,039.69
            11/30/2008       13,181.01               13,179.92
2009        12/31/2008       13,347.81               13,311.18
            1/31/2009        13,335.56               13,316.87
            2/28/2009        13,323.30               13,344.04
            3/31/2009        13,360.07               13,413.27
            4/30/2009        13,421.36               13,415.68
            5/31/2009        13,507.15               13,421.20
            6/30/2009        13,580.70               13,443.08
            7/31/2009        13,715.52               13,492.02
            8/31/2009        13,850.35               13,538.92
            9/30/2009        13,948.40               13,581.42
            10/31/2009       14,021.95               13,594.90
            11/30/2009       14,193.54               13,667.06
2010        12/31/2009       13,990.32               13,616.21
            1/31/2010        14,169.03               13,668.92
            2/28/2010        14,258.38               13,725.22
            3/31/2010        14,245.62               13,719.98
            4/30/2010        14,347.74               13,726.53
            5/31/2010        14,437.09               13,815.52
            6/30/2010        14,564.74               13,850.51
            7/31/2010        14,756.21               13,900.98
            8/31/2010        14,934.92               13,967.20
            9/30/2010        14,985.98               13,956.77
            10/31/2010       15,088.10               13,970.26
            11/30/2010       14,947.69               13,902.28
2011        12/31/2010       14,764.17               13,887.07
            1/31/2011        14,791.66               13,876.88
            2/28/2011        14,777.91               13,864.12
            3/31/2011        14,791.66               13,855.45
            4/30/2011        14,984.12               13,896.30
            5/31/2011        15,149.08               13,964.34
            6/30/2011        15,149.08               13,971.22
            7/31/2011        15,382.78               14,021.16
            8/31/2011        15,492.75               14,142.62
            9/30/2011        15,465.26               14,147.66
10/11       10/31/2011       15,506.50               14,127.64

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      2.77%  5.18%  4.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2011 by Citigroup.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2011

     The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

     The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

     Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolios' holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

     Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 3000(R)Index ..........................   7.90%
Russell Microcap(R) Index (micro cap stocks) ..   2.11%
Russell 2000(R)Index (small cap stocks) .......   6.71%
Russell 1000(R)Index (large cap stocks) .......   8.01%

     Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 2000(R)Value Index (small cap value stocks) ....   3.54%
Russell 2000(R)Growth Index (small cap growth stocks) ..   9.84%
Russell 1000(R)Value Index (large cap value stocks) ....   6.16%
Russell 1000(R)Growth Index (large cap growth stocks) ..   9.92%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

     Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

VA U.S. TARGETED VALUE PORTFOLIO

     The VA U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks as measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 1,300 securities, and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 5.94% for the Portfolio and 3.54% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period large cap stocks outperformed small cap stocks in the U.S. and growth stocks outperformed value stocks in the U.S. The Portfolio had a greater allocation than the Index to mid cap stocks and a lower allocation to micro cap stocks. The Portfolio also had a greater allocation than the Index to the deepest value stocks. These differences were the primary drivers of the Portfolio's relative outperformance as compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities. REITs were among the lower performing sectors in small cap stocks, and their exclusion from the Portfolio contributed to the outperformance as compared to the Index.

VA U.S LARGE VALUE PORTFOLIO

     The VA U.S. Large Value Portfolio seeks to capture the returns of U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 200 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

     For the 12 months ended October 31, 2011, total returns were 5.37% for the Portfolio and 6.16% for the Russell 1000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. during the year. The Portfolio's higher allocation than the Index to the deepest value stocks, which significantly underperformed, was a contributor to its relative underperformance as compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities, two sectors that performed well during this period. In addition to the higher allocation to the deepest value stocks, these exclusions were drivers of underperformance relative to the Russell 1000(R) Value Index.

INTERNATIONAL EQUITY MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2011

     The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

     While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                        12 MONTHS ENDED OCTOBER 31, 2011

                                       U.S. DOLLAR
                                          RETURN
                                       -----------
MSCI World ex USA Index ............      -3.70%
MSCI World ex USA Small Cap Index ..      -2.01%

                        12 MONTHS ENDED OCTOBER 31, 2011

                                    U.S. DOLLAR
                                      RETURN
                                    -----------
MSCI World ex USA Value Index ...     -4.74%
MSCI World ex USA Growth Index ..     -2.73%

     The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                        12 MONTHS ENDED OCTOBER 31, 2011

                                                          LOCAL
                                                         CURRENCY   U.S. DOLLAR
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP       RETURN       RETURN
---------------------------------------------------      --------   -----------
United Kingdom .......................................      1.14%      2.10%
Japan ................................................     -5.45%     -2.33%
Canada ...............................................     -2.57%     -0.18%
France ...............................................    -11.83%    -11.52%
Australia ............................................     -4.39%      3.49%
Switzerland ..........................................     -9.66%      2.03%
Germany ..............................................     -7.39%     -7.07%
Spain ................................................    -15.21%    -14.91%
Sweden ...............................................     -7.75%     -4.35%
Hong Kong ............................................     -8.67%     -8.82%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

VA INTERNATIONAL VALUE PORTFOLIO

     The VA International Value Portfolio seeks to capture the returns of international large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 425 securities in 23 developed countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ending October 31, 2011, total returns were -8.08% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's larger allocation than the Index to deep value stocks, which underperformed, and significantly lower allocation than the Index to extreme growth stocks, which outperformed, was the primary contributor to its relative underperformance as compared to the Index. An additional component of the Portfolio's relative underperformance was due to differences in valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

VA INTERNATIONAL SMALL PORTFOLIO

     The VA International Small Portfolio seeks to capture the returns of international small company stocks. The investment strategy is process-driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,600 securities in 23 developed market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were -2.03% for the Portfolio and -2.01% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. In general, international small cap stocks outperformed international mid cap and large stocks over the period. The Portfolio's relative underperformance as compared to the Index was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

FIXED INCOME MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

     U.S. and international fixed income markets experienced relatively high levels of volatility during the fiscal year ended October 31, 2011. Events driving this volatility included the ongoing European sovereign debt crisis, Japanese tsunami, and U.S. credit rating downgrade. Investor appetite for credit risk weakened and credit spreads widened. Over the course of the year, the U.S. Federal Reserve maintained the target federal funds rate between 0.00% and 0.25% and continued to add liquidity into the financial system. Major central banks around the world continued to have an accommodative stance toward liquidity.

     The three-month London Interbank Offered Rate (LIBOR), a widely-used benchmark of short-term interest rates, finished the fiscal year at 0.43%, while the yield on 10-year U.S. Treasury notes declined to 2.11%. The U.S. yield curve remained upwardly sloped throughout the year.

                                          10/31/11   10/31/10   CHANGE
                                          --------   --------   ------
Three-Month LIBOR (yield) .............     0.43%      0.28%     0.15%
Ten-Year U.S. Treasury Notes (yield) ..     2.11%      2.60%    -0.49%

----------
Source: Bloomberg. "Change" values are calculated prior to rounding.

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2011, total returns were 0.14% for three-month U.S. Treasury bills, 4.36% for five-year U.S. Treasury notes, and 20.06% for 30-year U.S. Treasury bonds.

     Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the Portfolios employing the shifting-maturity strategy continued to take term risk, reflecting the upward sloping eligible yield curves.

VA SHORT-TERM FIXED PORTFOLIO

     The VA Short-Term Fixed Portfolio seeks to maximize total returns from a universe of high-quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 318 days on October 31, 2011, from 337 days on October 31, 2010.

     For the 12 months ended October 31, 2011 the total return was 0.42% for the Portfolio, 0.28% for The BofA Merrill Lynch US 6-Month Treasury Bill Index, and 0.52% for The BofA Merrill Lynch 1-Year US Treasury Note

Index. During the period, interest rates declined slightly in the eligible maturity range. The yield curve remained upwardly sloped causing the Portfolio's maturity structure to remain extended. The Portfolio had significant exposure to U.S. government agency debt which outperformed the Treasury benchmarks. The Portfolio also had significant exposure to the banking industry which performed in-line with benchmark returns.

VA GLOBAL BOND PORTFOLIO

     The VA Global Bond Portfolio seeks to provide a market rate of return from a universe of U.S. and foreign government securities and high-quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. All non-U.S. dollar-denominated securities within the Portfolio are currency hedged. Eligible countries for the Portfolio to invest in include Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. Using current yields, the strategy creates matrices of expected returns from different buy and sell strategies within each country's yield curve and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets and country allocations are shifted based on the advisor's expectations for the premiums. The average maturity of the Portfolio increased slightly to 4.08 years on October 31, 2011, from 4.06 years on October 31, 2010.

     For the 12 months ended October 31, 2011, total returns were 2.77% for the Portfolio and 1.13% for the Citigroup World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms. Relative to the Index, outperformance by the Portfolio was primarily due to maturity and country differences. The Portfolio had an average allocation during the period of approximately 75% of assets in U.S. Dollar denominated securities and the majority of the remainder in currency hedged Sterling denominated securities. U.S. Dollar denominated securities were the best performing component of the major currencies in the Index. The Portfolio's overweight relative to the Index in U.S. Dollar denominated securities contributed to the Portfolio's outperformance. The Portfolio had an average duration of 3.84 years on October 31, 2011, compared to 2.71 years for the Index, which also positively contributed to the Portfolio's relative performance as interest rates fell during the period. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                       BEGINNING     ENDING                 EXPENSES
                                        ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE       VALUE       EXPENSE     DURING
                                        05/01/11   10/31/11       RATIO*    PERIOD*
                                       ---------   ---------   ----------   --------
VA U.S. TARGETED VALUE PORTFOLIO
Actual Fund Return. ................   $1,000.00   $  858.82      0.40%       $1.87
Hypothetical 5% Annual Return ......   $1,000.00   $1,023.19      0.40%       $2.04

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                       BEGINNING     ENDING                 EXPENSES
                                        ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE       VALUE       EXPENSE     DURING
                                        05/01/11    10/31/11      RATIO*     PERIOD*
                                       ---------   ---------   ----------   --------
VA U.S. LARGE VALUE PORTFOLIO
Actual Fund Return. ................   $1,000.00   $  863.40      0.29%      $1.36
Hypothetical 5% Annual Return ......   $1,000.00   $1,023.74      0.29%      $1.48
VA INTERNATIONAL VALUE PORTFOLIO
Actual Fund Return. ................   $1,000.00   $  801.62      0.50%      $2.27
Hypothetical 5% Annual Return ......   $1,000.00   $1,022.68      0.50%      $2.55
VA INTERNATIONAL SMALL PORTFOLIO
Actual Fund Return. ................   $1,000.00   $  828.60      0.63%      $2.90
Hypothetical 5% Annual Return ......   $1,000.00   $1,022.03      0.63%      $3.21
VA SHORT-TERM FIXED PORTFOLIO
Actual Fund Return. ................   $1,000.00   $1,001.96      0.29%      $1.46
Hypothetical 5% Annual Return ......   $1,000.00   $1,023.74      0.29%      $1.48
VA GLOBAL BOND PORTFOLIO
Actual Fund Return. ................   $1,000.00   $1,034.86      0.28%      $1.44
Hypothetical 5% Annual Return ......   $1,000.00   $1,023.79      0.28%      $1.43

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        VA U.S. TARGETED VALUE PORTFOLIO

Consumer Discretionary ......    16.3%
Consumer Staples ............     5.3%
Energy ......................     7.0%
Financials ..................    27.1%
Health Care .................     6.9%
Industrials .................    16.2%
Information Technology ......    12.8%
Materials ...................     7.2%
Other .......................      --
Telecommunication Services ..     0.9%
Utilities ...................     0.3%
                                -----
                                100.0%

                          VA U.S. LARGE VALUE PORTFOLIO

Consumer Discretionary ......    15.4%
Consumer Staples ............     9.0%
Energy ......................    17.8%
Financials ..................    18.3%
Health Care .................    11.2%
Industrials .................    14.0%
Information Technology ......     3.4%
Materials ...................     2.8%
Telecommunication Services ..     6.6%
Utilities ...................     1.5%
                                -----
                                100.0%

                        VA INTERNATIONAL VALUE PORTFOLIO

Consumer Discretionary ......    12.4%
Consumer Staples ............     5.2%
Energy ......................    15.9%
Financials ..................    29.9%
Health Care .................     2.2%
Industrials .................     8.6%
Information Technology ......     2.6%
Materials ...................    11.1%
Telecommunication Services ..     8.6%
Utilities ...................     3.5%
                                -----
                                100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                        VA INTERNATIONAL SMALL PORTFOLIO

Consumer Discretionary ......    18.5%
Consumer Staples ............     7.0%
Energy ......................     6.4%
Financials ..................    12.5%
Health Care .................     5.5%
Industrials .................    24.7%
Information Technology ......     9.0%
Materials ...................    13.2%
Other .......................      --
Telecommunication Services ..     0.9%
Utilities ...................     2.3%
                                -----
                                100.0%

FIXED INCOME PORTFOLIOS

                          VA SHORT-TERM FIXED PORTFOLIO

Corporate ...................    21.5%
Government ..................    42.9%
Foreign Corporate ...........    20.6%
Foreign Government ..........    10.9%
Supranational. ..............     4.1%
                                -----
                                100.0%

                            VA GLOBAL BOND PORTFOLIO

Corporate ...................    23.2%
Government ..................     7.2%
Foreign Corporate ...........    20.3%
Foreign Government ..........    36.2%
Supranational................    13.1%
                                -----
                                100.0%

                        VA U.S. TARGETED VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2011

                                                                                                    PERCENTAGE
                                                                        SHARES        VALUE+     OF NET ASSETS**
                                                                      ----------   -----------   ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (14.7%)
   *Cabela's, Inc. ................................................       13,500   $   336,420         0.4%
   #Dillard's, Inc. Class A .......................................       13,919       717,246         0.8%
   Foot Locker, Inc. ..............................................       16,300       356,318         0.4%
   #*GameStop Corp. Class A .......................................       13,945       356,574         0.4%
   Jarden Corp. ...................................................       12,066       386,474         0.4%
   #Lennar Corp. Class A ..........................................       25,500       421,770         0.5%
   *Mohawk Industries, Inc. .......................................        7,687       404,721         0.4%
   Other Securities ...............................................                 11,424,849        12.9%
                                                                                   -----------        ----
Total Consumer Discretionary ......................................                 14,404,372        16.2%
                                                                                   -----------        ----
Consumer Staples -- (4.8%)
   *Constellation Brands, Inc. Class A ............................       19,857       401,509         0.5%
   *Hain Celestial Group, Inc. (The) ..............................       11,600       389,296         0.4%
   *Ralcorp Holdings, Inc. ........................................        7,100       573,964         0.7%
   *Smithfield Foods, Inc. ........................................       24,627       562,973         0.6%
   *TreeHouse Foods, Inc. .........................................        6,500       398,710         0.5%
   Other Securities ...............................................                  2,338,724         2.6%
                                                                                   -----------        ----
Total Consumer Staples ............................................                  4,665,176         5.3%
                                                                                   -----------        ----
Energy -- (6.3%)
   *Rowan Cos., Inc. ..............................................       14,450       498,380         0.6%
   #Sunoco, Inc. ..................................................       13,274       494,191         0.5%
   *Tesoro Corp. ..................................................       15,807       410,034         0.5%
   Other Securities ...............................................                  4,784,582         5.4%
                                                                                   -----------        ----
Total Energy ......................................................                  6,187,187         7.0%
                                                                                   -----------        ----
Financials -- (24.6%)
   *Allegheny Corp. ...............................................        1,148       364,283         0.4%
    American Financial Group, Inc. ................................       12,615       451,995         0.5%
   *Arch Capital Group, Ltd. ......................................       11,238       404,231         0.4%
    Assurant, Inc. ................................................       16,700       643,618         0.7%
   *E*Trade Financial Corp. .......................................       32,487       352,484         0.4%
   Fidelity National Financial, Inc. Class A ......................       26,568       410,210         0.5%
   First Niagara Financial Group, Inc. ............................       46,060       423,291         0.5%
   Harleysville Group, Inc. .......................................        5,690       334,344         0.4%
   *NASDAQ OMX Group, Inc. (The) ..................................       24,288       608,414         0.7%
   Reinsurance Group of America, Inc. .............................       10,860       567,218         0.6%
   #W.R. Berkley Corp. ............................................       12,200       424,682         0.5%
   White Mountains Insurance Group, Ltd. ..........................        1,200       504,000         0.6%
   Other Securities ...............................................                 18,517,646        20.8%
                                                                                   -----------        ----
Total Financials ..................................................                 24,006,416        27.0%
                                                                                   -----------        ----
Health Care -- (6.3%)
   Cooper Cos., Inc. (The) ........................................        7,972       552,460         0.6%
   *Coventry Health Care, Inc. ....................................       22,200       706,182         0.8%
   *Healthspring, Inc. ............................................        7,600       409,944         0.5%
   *LifePoint Hospitals, Inc. .....................................       10,900       421,394         0.5%
   Omnicare, Inc. .................................................       11,448       341,379         0.4%
   Other Securities ...............................................                  3,688,906         4.1%
                                                                                   -----------        ----
Total Health Care .................................................                  6,120,265         6.9%
                                                                                   -----------        ----
Industrials -- (14.7%)
   *AGCO Corp. ....................................................        9,534       417,875         0.5%
   *Amerco, Inc. ..................................................        5,363       406,033         0.5%
   Applied Industrial Technologies, Inc. ..........................       10,873       365,550         0.4%
   *Esterline Technologies Corp. ..................................        6,359       355,468         0.4%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                        SHARES        VALUE+     OF NET ASSETS**
                                                                      ----------   -----------   ---------------
Industrials -- (Continued)
   #GATX Corp. ....................................................        9,561   $   363,127         0.4%
   *Quanta Services, Inc. .........................................       17,943       374,829         0.4%
   Ryder System, Inc. .............................................        9,234       470,380         0.5%
   Seaboard Corp. .................................................          200       439,600         0.5%
   *URS Corp. .....................................................        9,900       353,430         0.4%
   Other Securities ...............................................                 10,777,333        12.1%
                                                                                   -----------        ----
Total Industrials .................................................                 14,323,625        16.1%
                                                                                   -----------        ----
Information Technology -- (11.6%)
   *Arrow Electronics, Inc. .......................................       16,259       586,137         0.6%
   *Coherent, Inc. ................................................        7,197       366,831         0.4%
   *IAC/InterActiveCorp ...........................................       13,000       530,790         0.6%
   *Ingram Micro, Inc. Class A ....................................       24,100       430,908         0.5%
   *Tech Data Corp. ...............................................       10,139       498,636         0.6%
   Other Securities ...............................................                  8,914,627        10.0%
                                                                                   -----------        ----
Total Information Technology ......................................                 11,327,929        12.7%
                                                                                   -----------        ----
Materials -- (6.5%)
   Ashland, Inc. ..................................................        9,855       521,921         0.6%
   #Domtar Corp. ..................................................        5,165       423,065         0.5%
   Reliance Steel & Aluminum Co. ..................................        9,910       437,923         0.5%
   Westlake Chemical Corp. ........................................       13,400       552,214         0.6%
   Other Securities ...............................................                  4,440,117         5.0%
                                                                                   -----------        ----
Total Materials ...................................................                  6,375,240         7.2%
                                                                                   -----------        ----
Other -- (0.0%)
   Other Securities ...............................................                        102         0.0%
                                                                                   -----------        ----
Telecommunication Services -- (0.8%)
   Other Securities ...............................................                    826,499         0.9%
                                                                                   -----------        ----
Utilities -- (0.3%)
   Other Securities ...............................................                    307,612         0.3%
                                                                                   -----------        ----
TOTAL COMMON STOCKS ...............................................                 88,544,423        99.6%
                                                                                   -----------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ...............................................                         76         0.0%
                                                                                   -----------        ----
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares ......................................................          211           211         0.0%
                                                                                   -----------        ----

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES/
                                                                         FACE                       PERCENTAGE
                                                                        AMOUNT        VALUE+     OF NET ASSETS**
                                                                      ----------   -----------   ---------------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S) @ DFA Short Term Investment Fund ..............................    9,087,539  $ 9,087,539        10.2%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
   11/01/11 (Collateralized by $129,579 FHLMC, rates ranging
   from 4.500% to 6.000%, maturities ranging from 07/01/30 to
   10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
   maturities ranging from 06/01/26 to 06/01/41, valued at
   $130,045) to be repurchased at $125,805 ........................   $      126       125,805         0.2%
                                                                                   -----------       -----
TOTAL SECURITIES LENDING COLLATERAL. ..............................                  9,213,344        10.4%
                                                                                   -----------       -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $103,448,342) ............................................                $97,758,054       110.0%
                                                                                   ===========       =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                    VALUATION INPUTS
                                    ------------------------------------------------
                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                    -----------   ----------   -------   -----------
Common Stocks
   Consumer Discretionary .......   $14,404,372           --      --     $14,404,372
   Consumer Staples .............     4,665,176           --      --       4,665,176
   Energy .......................     6,187,187           --      --       6,187,187
   Financials ...................    23,990,733   $   15,683      --      24,006,416
   Health Care ..................     6,120,265           --      --       6,120,265
   Industrials ..................    14,316,065        7,560      --      14,323,625
   Information Technology .......    11,327,929           --      --      11,327,929
   Materials ....................     6,375,240           --      --       6,375,240
   Other ........................            --          102      --             102
   Telecommunication Services ...       826,499           --      --         826,499
   Utilities ....................       307,612           --      --         307,612
Rights/Warrants .................            76           --      --              76
Temporary Cash Investments ......           211           --      --             211
Securities Lending Collateral ...            --    9,213,344      --       9,213,344
                                    -----------   ----------     ---     -----------
TOTAL. ..........................   $88,521,365   $9,236,689      --     $97,758,054
                                    ===========   ==========     ===     ===========

                 See accompanying Notes to Financial Statements.

                          VA U.S. LARGE VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2011

                                                                                                       PERCENTAGE
                                                                         SHARES         VALUE+      OF NET ASSETS**
                                                                      ------------   ------------   ---------------
COMMON STOCKS -- (96.1%)
Consumer Discretionary -- (14.8%)
   Carnival Corp. .................................................         39,939   $  1,406,252          1.1%
   CBS Corp. Class B ..............................................         44,341      1,144,441          0.9%
   Comcast Corp. Class A ..........................................        132,558      3,108,485          2.5%
   Comcast Corp. Special Class A ..................................         53,998      1,241,954          1.0%
   *Liberty Interactive Corp. Class A .............................         40,600        667,058          0.5%
   #News Corp. Class A ............................................        125,952      2,206,679          1.8%
   News Corp. Class B .............................................         43,558        777,510          0.6%
   Time Warner Cable, Inc. ........................................         23,017      1,465,953          1.2%
   Time Warner, Inc. ..............................................         69,811      2,442,687          2.0%
   Other Securities ...............................................                     4,532,702          3.7%
                                                                                     ------------         ----
Total Consumer Discretionary ......................................                    18,993,721         15.3%
                                                                                     ------------         ----
Consumer Staples -- (8.7%)
   Archer-Daniels-Midland Co. .....................................         41,783      1,209,200          1.0%
   CVS Caremark Corp. .............................................         86,413      3,136,792          2.5%
   Kraft Foods, Inc. Class A ......................................         90,376      3,179,428          2.6%
   Other Securities ...............................................                     3,639,987          2.9%
                                                                                     ------------         ----
Total Consumer Staples ............................................                    11,165,407          9.0%
                                                                                     ------------         ----
Energy -- (17.1%)
   Anadarko Petroleum Corp. .......................................         33,556      2,634,146          2.1%
   #Apache Corp. ..................................................          9,381        934,629          0.8%
   Chesapeake Energy Corp. ........................................         43,978      1,236,661          1.0%
   Chevron Corp. ..................................................         13,272      1,394,224          1.1%
   ConocoPhillips .................................................         73,462      5,116,628          4.1%
   Hess Corp. .....................................................         21,949      1,373,129          1.1%
   Marathon Oil Corp. .............................................         48,771      1,269,509          1.0%
   Marathon Petroleum Corp. .......................................         24,385        875,422          0.7%
   National Oilwell Varco, Inc. ...................................         25,122      1,791,952          1.5%
   Valero Energy Corp. ............................................         39,919        982,007          0.8%
   Other Securities ...............................................                     4,353,035          3.5%
                                                                                     ------------         ----
Total Energy ......................................................                    21,961,342         17.7%
                                                                                     ------------         ----
Financials -- (17.6%)
   Bank of America Corp. ..........................................        322,603      2,203,378          1.8%
   Capital One Financial Corp. ....................................         31,606      1,443,130          1.2%
   Citigroup, Inc. ................................................        110,617      3,494,391          2.8%
   CME Group, Inc. ................................................          4,287      1,181,326          0.9%
   Loews Corp. ....................................................         28,230      1,120,731          0.9%
   *MetLife, Inc. .................................................         63,275      2,224,749          1.8%
   Morgan Stanley .................................................         47,194        832,502          0.7%
   *Prudential Financial, Inc. ....................................         30,401      1,647,734          1.3%
   SunTrust Banks, Inc. ...........................................         35,025        691,043          0.6%
   Other Securities ...............................................                     7,750,571          6.2%
                                                                                     ------------         ----
Total Financials ..................................................                    22,589,555         18.2%
                                                                                     ------------         ----
Health Care -- (10.7%)
   Aetna, Inc. ....................................................         29,082      1,156,300          0.9%
   Humana, Inc. ...................................................         11,166        947,882          0.8%
   Pfizer, Inc. ...................................................        251,792      4,849,514          3.9%
   *Thermo Fisher Scientific, Inc. ................................         27,030      1,358,798          1.1%
   UnitedHealth Group, Inc. .......................................         31,636      1,518,212          1.2%
   WellPoint, Inc. ................................................         29,986      2,066,035          1.7%
   Other Securities ...............................................                     1,941,109          1.6%
                                                                                     ------------         ----
Total Health Care .................................................                    13,837,850         11.2%
                                                                                     ------------         ----

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                         SHARES         VALUE+      OF NET ASSETS**
                                                                      ------------   ------------   ---------------
Industrials -- (13.4%)
   CSX Corp. ......................................................         75,747   $  1,682,341          1.3%
   General Electric Co. ...........................................        269,255      4,499,251          3.6%
   Norfolk Southern Corp. .........................................         26,955      1,994,400          1.6%
   Northrop Grumman Corp. .........................................         19,682      1,136,636          0.9%
   Republic Services, Inc. ........................................         25,729        732,247          0.6%
   Tyco International, Ltd. .......................................         19,136        871,645          0.7%
   Union Pacific Corp. ............................................         31,933      3,179,569          2.6%
   Other Securities ...............................................                     3,174,634          2.6%
                                                                                     ------------         ----
Total Industrials .................................................                    17,270,723         13.9%
                                                                                     ------------         ----
Information Technology -- (3.3%)
   Other Securities ...............................................                     4,210,585          3.4%
                                                                                     ------------         ----
Materials -- (2.7%)
   Alcoa, Inc. ....................................................         73,466        790,494          0.7%
   International Paper Co. ........................................         32,563        901,995          0.7%
   Other Securities ...............................................                     1,833,679          1.5%
                                                                                     ------------         ----
Total Materials                                                                         3,526,168          2.9%
                                                                                     ------------         ----
Telecommunication Services -- (6.4%)
   AT&T, Inc. .....................................................        177,239      5,194,875          4.2%
   CenturyLink, Inc. ..............................................         26,217        924,411          0.7%
   Verizon Communications, Inc. ...................................         23,708        876,722          0.7%
   Other Securities ...............................................                     1,193,250          1.0%
                                                                                     ------------         ----
Total Telecommunication Services ..................................                     8,189,258          6.6%
                                                                                     ------------         ----
Utilities -- (1.4%)
   Public Service Enterprise Group, Inc. ..........................         25,994        875,998          0.7%
   Other Securities ...............................................                       955,837          0.8%
                                                                                     ------------         ----
Total Utilities ...................................................                     1,831,835          1.5%
                                                                                     ------------         ----
TOTAL COMMON STOCKS ...............................................                   123,576,444         99.7%
                                                                                     ------------         ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares ......................................................        145,542        145,542          0.1%
                                                                                     ------------         ----

                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                      ------------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@ DFA Short Term Investment Fund ...............................      4,792,450      4,792,450          3.9%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
      11/01/11 (Collateralized by $148,391 FHLMC, rates ranging
      from 4.500% to 6.000%, maturities ranging from 07/01/30 to
      10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
      maturities ranging from 06/01/26 to 06/01/41, valued at
      $148,924) to be repurchased at $144,069 .....................     $      144        144,069          0.1%
                                                                                     ------------        -----
TOTAL SECURITIES LENDING COLLATERAL ...............................                     4,936,519          4.0%
                                                                                     ------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $124,658,816) ............................................                  $128,658,505        103.8%
                                                                                     ============        =====

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                                  VALUATION INPUTS
                                              ----------------------------------------------------
                                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ----------------------------------------------------
                                                 LEVEL 1       LEVEL 2     LEVEL 3        TOTAL
                                              ------------   ----------   ---------   ------------
Common Stocks
   Consumer Discretionary .................   $ 18,993,721           --          --   $ 18,993,721
   Consumer Staples .......................     11,165,407           --          --     11,165,407
   Energy .................................     21,961,342           --          --     21,961,342
   Financials .............................     22,589,555           --          --     22,589,555
   Health Care ............................     13,837,850           --          --     13,837,850
   Industrials ............................     17,270,723           --          --     17,270,723
   Information Technology .................      4,210,585           --          --      4,210,585
   Materials ..............................      3,526,168           --          --      3,526,168
   Telecommunication Services .............      8,189,258           --          --      8,189,258
   Utilities ..............................      1,831,835           --          --      1,831,835
Temporary Cash Investments ................        145,542           --          --        145,542
Securities Lending Collateral .............             --   $4,936,519          --      4,936,519
                                              ------------   ----------   ---------   ------------
TOTAL .....................................   $123,721,986   $4,936,519          --   $128,658,505
                                              ============   ==========   =========   ============

                 See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2011

                                                                                                       PERCENTAGE
                                                                         SHARES         VALUE++     OF NET ASSETS**
                                                                      ------------   ------------   ---------------
COMMON STOCKS -- (90.5%)
AUSTRALIA -- (4.9%)
   National Australia Bank, Ltd. ..................................         46,440   $  1,240,381          1.3%
   #Origin Energy, Ltd. ...........................................         28,925        435,882          0.5%
   Wesfarmers, Ltd. ...............................................         33,137      1,124,286          1.2%
   Other Securities ...............................................                     2,242,459          2.4%
                                                                                     ------------         ----
TOTAL AUSTRALIA ...................................................                     5,043,008          5.4%
                                                                                     ------------         ----
AUSTRIA -- (0.2%)
   Other Securities ...............................................                       224,834          0.2%
                                                                                     ------------         ----
BELGIUM -- (1.0%)
   Other Securities ...............................................                       974,378          1.1%
                                                                                     ------------         ----
CANADA -- (10.8%)
   #Encana Corp. ..................................................         34,656        751,706          0.8%
   Kinross Gold Corp. .............................................         31,183        444,555          0.5%
   #Manulife Financial Corp. ......................................         53,517        706,580          0.8%
   #Sun Life Financial, Inc. ......................................         22,308        563,099          0.6%
   Suncor Energy, Inc. ............................................         51,054      1,626,250          1.7%
   Teck Resources, Ltd. Class B ...................................         17,290        693,161          0.7%
   #Thomson Reuters Corp. .........................................         17,778        525,983          0.6%
   TransCanada Corp. ..............................................         25,955      1,103,299          1.2%
   Other Securities ...............................................                     4,604,013          4.9%
                                                                                     ------------         ----
TOTAL CANADA ......................................................                    11,018,646         11.8%
                                                                                     ------------         ----
DENMARK -- (1.1%)
   Other Securities ...............................................                     1,121,736          1.2%
                                                                                     ------------         ----
FINLAND -- (0.4%)
   Other Securities ...............................................                       434,791          0.5%
                                                                                     ------------         ----
FRANCE -- (8.6%)
   AXA SA .........................................................         58,965        948,390          1.0%
   Cie de Saint-Gobain SA .........................................         16,292        752,976          0.8%
   GDF Suez SA ....................................................         44,853      1,263,631          1.4%
   PPR SA .........................................................          2,779        431,233          0.5%
   Vivendi SA .....................................................         51,320      1,146,819          1.2%
   Other Securities ...............................................                     4,205,817          4.5%
                                                                                     ------------         ----
TOTAL FRANCE ......................................................                     8,748,866          9.4%
                                                                                     ------------         ----
GERMANY -- (7.8%)
   Allianz SE .....................................................          4,151        461,849          0.5%
   Allianz SE Sponsored ADR .......................................         69,736        781,043          0.8%
   Bayerische Motoren Werke AG ....................................          9,433        766,282          0.8%
   Daimler AG .....................................................         23,528      1,194,966          1.3%
   Deutsche Bank AG ...............................................         33,899      1,401,675          1.5%
   Deutsche Telekom AG Sponsored ADR ..............................         73,200        929,640          1.0%
   E.ON AG ........................................................         30,985        747,203          0.8%
   Munchener Rueckversicherungs-Gesellschaft AG ...................          3,909        523,491          0.6%
   Other Securities ...............................................                     1,121,051          1.2%
                                                                                     ------------         ----
TOTAL GERMANY .....................................................                     7,927,200          8.5%
                                                                                     ------------         ----
GREECE -- (0.0%)
   Other Securities ...............................................                        27,117          0.0%
                                                                                     ------------         ----
HONG KONG -- (1.1%)
   Other Securities ...............................................                     1,121,722          1.2%
                                                                                     ------------         ----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                         SHARES         VALUE++     OF NET ASSETS**
                                                                      ------------   ------------   ---------------
IRELAND -- (0.3%)
   Other Securities ...............................................                  $    275,727          0.3%
                                                                                     ------------         ----
ISRAEL -- (0.7%)
   Other Securities ...............................................                       707,253          0.8%
                                                                                     ------------         ----
ITALY -- (1.3%)
   Other Securities ...............................................                     1,312,477          1.4%
                                                                                     ------------         ----
JAPAN -- (19.1%)
   Mitsubishi Heavy Industries, Ltd. ..............................        109,000        444,124          0.5%
   Mitsubishi UFJ Financial Group, Inc. ...........................        409,800      1,780,965          1.9%
   Mitsui & Co., Ltd. .............................................         49,700        725,348          0.8%
   Panasonic Corp. ................................................         67,000        677,309          0.7%
   #Sony Corp. Sponsored ADR ......................................         29,100        610,227          0.7%
   Sumitomo Corp. .................................................         37,500        464,293          0.5%
   Sumitomo Mitsui Financial Group, Inc. ..........................         22,500        628,909          0.7%
   #Toyota Motor Corp. Sponsored ADR ..............................         34,218      2,282,683          2.4%
   Other Securities ...............................................                    11,898,307         12.7%
                                                                                     ------------         ----
TOTAL JAPAN .......................................................                    19,512,165         20.9%
                                                                                     ------------         ----
NETHERLANDS -- (3.3%)
   ArcelorMittal NV ...............................................         36,543        757,647          0.8%
   *ING Groep NV ..................................................        106,762        920,393          1.0%
   Koninklijke Philips Electronics NV .............................         24,754        515,297          0.6%
   Other Securities ...............................................                     1,232,120          1.3%
                                                                                     ------------         ----
TOTAL NETHERLANDS .................................................                     3,425,457          3.7%
                                                                                     ------------         ----
NEW ZEALAND -- (0.1%)
   Other Securities ...............................................                       124,275          0.1%
                                                                                     ------------         ----
NORWAY -- (1.0%)
   Other Securities ...............................................                     1,036,682          1.1%
                                                                                     ------------         ----
PORTUGAL -- (0.1%)
   Other Securities ...............................................                        91,243          0.1%
                                                                                     ------------         ----
SINGAPORE -- (0.9%)
   Other Securities ...............................................                       974,215          1.0%
                                                                                     ------------         ----
SPAIN -- (2.5%)
   Banco Santander SA .............................................        152,611      1,291,678          1.4%
   Other Securities ...............................................                     1,258,695          1.3%
                                                                                     ------------         ----
TOTAL SPAIN .......................................................                     2,550,373          2.7%
                                                                                     ------------         ----
SWEDEN -- (2.8%)
   Nordea Bank AB .................................................         85,572        777,069          0.8%
   Other Securities ...............................................                     2,044,188          2.2%
                                                                                     ------------         ----
TOTAL SWEDEN ......................................................                     2,821,257          3.0%
                                                                                     ------------         ----
SWITZERLAND -- (4.6%)
   Credit Suisse Group AG .........................................         19,604        565,400          0.6%
   Holcim, Ltd. ...................................................         10,258        649,599          0.7%
   Novartis AG ADR ................................................         10,786        609,085          0.7%
   *Swiss Re, Ltd. ................................................         11,976        653,872          0.7%
   *UBS AG ........................................................         44,162        558,129          0.6%
   Zurich Financial Services AG ...................................          4,524      1,042,527          1.1%
   Other Securities ...............................................                       667,654          0.7%
                                                                                     ------------         ----
TOTAL SWITZERLAND .................................................                     4,746,266          5.1%
                                                                                     ------------         ----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE++     OF NET ASSETS**
                                                                     ----------   ------------   ---------------
UNITED KINGDOM -- (17.9%)
   Aviva P.L.C ...................................................       93,481   $    509,991         0.6%
   Barclays P.L.C. Sponsored ADR .................................       75,248        941,352         1.0%
   BP P.L.C. Sponsored ADR .......................................       81,260      3,590,067         3.8%
   Royal Dutch Shell P.L.C. ADR. .................................       58,923      4,230,671         4.5%
   Vodafone Group P.L.C ..........................................      672,985      1,868,666         2.0%
   Vodafone Group P.L.C. Sponsored ADR ...........................       87,922      2,447,748         2.6%
   Xstrata P.L.C .................................................       46,073        767,416         0.8%
   Other Securities ..............................................                   3,893,859         4.2%
                                                                                  ------------       -----
TOTAL UNITED KINGDOM .............................................                  18,249,770        19.5%
                                                                                  ------------       -----
TOTAL COMMON STOCKS ..............................................                  92,469,458        99.0%
                                                                                  ------------       -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities ..............................................                     280,149         0.3%
                                                                                  ------------       -----
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
   Other Securities ..............................................                      25,848         0.0%
                                                                                  ------------       -----

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT        VALUE+
                                                                     ----------   ------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@ DFA Short Term Investment Fund ..............................    4,514,031      4,514,031         4.8%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
      $3,823,869) to be repurchased at $3,748,902 ................   $    3,749      3,748,891         4.0%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. DVP
      0.07%, 11/01/11 (Collateralized by $1,151,857 U.S. Treasury
      Note 1.750%, 03/31/14, valued at $1,192,349) to be
      repurchased at $1,168,688 ..................................        1,169      1,168,686         1.3%
                                                                                  ------------       -----
TOTAL SECURITIES LENDING COLLATERAL. .............................                   9,431,608        10.1%
                                                                                  ------------       -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $116,029,697) ...........................................                $102,207,063       109.4%
                                                                                  ============       =====

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                     VALUATION INPUTS
                                      --------------------------------------------------
                                           INVESTMENT IN SECURITIES (MARKET VALUE)
                                      --------------------------------------------------
                                        LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                      -----------   -----------   -------   ------------
Common Stocks
   Australia ......................   $    21,545   $ 5,021,463      --     $  5,043,008
   Austria ........................            --       224,834      --          224,834
   Belgium ........................            --       974,378      --          974,378
   Canada .........................    11,018,646            --      --       11,018,646
   Denmark ........................            --     1,121,736      --        1,121,736
   Finland ........................            --       434,791      --          434,791
   France .........................        79,716     8,669,150      --        8,748,866
   Germany ........................     1,710,683     6,216,517      --        7,927,200
   Greece .........................            --        27,117      --           27,117
   Hong Kong ......................            --     1,121,722      --        1,121,722
   Ireland ........................       275,727            --      --          275,727
   Israel .........................       110,534       596,719      --          707,253
   Italy ..........................       308,264     1,004,213      --        1,312,477
   Japan ..........................     2,956,456    16,555,709      --       19,512,165
   Netherlands ....................       367,133     3,058,324      --        3,425,457
   New Zealand ....................            --       124,275      --          124,275
   Norway. ........................            --     1,036,682      --        1,036,682
   Portugal .......................            --        91,243      --           91,243
   Singapore. .....................            --       974,215      --          974,215
   Spain ..........................            --     2,550,373      --        2,550,373
   Sweden .........................       258,272     2,562,985      --        2,821,257
   Switzerland. ...................       609,085     4,137,181      --        4,746,266
   United Kingdom .................    12,172,213     6,077,557      --       18,249,770
Preferred Stocks
   Germany ........................            --       280,149      --          280,149
Rights/Warrants
   Hong Kong ......................            --        25,848      --           25,848
Securities Lending Collateral .....            --     9,431,608      --        9,431,608
                                      -----------   -----------   -------   ------------
TOTAL .............................   $29,888,274   $72,318,789      --     $102,207,063
                                      ===========   ===========   =======   ============

                 See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2011

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE++    OF NET ASSETS**
                                                                     ----------   -----------   ---------------
COMMON STOCKS -- (87.3%)
AUSTRALIA -- (6.7%)
   #JB Hi-Fi, Ltd. ...............................................        7,902   $   130,415          0.2%
   Other Securities ..............................................                  5,594,991          7.4%
                                                                                  -----------        -----
TOTAL AUSTRALIA ..................................................                  5,725,406          7.6%
                                                                                  -----------        -----
AUSTRIA -- (0.8%)
   Other Securities ..............................................                    670,722          0.9%
                                                                                  -----------        -----
BELGIUM -- (1.0%)
   Ackermans & van Haaren NV .....................................        2,011       162,009          0.2%
   Other Securities ..............................................                    720,618          1.0%
                                                                                  -----------        -----
TOTAL BELGIUM ....................................................                    882,627          1.2%
                                                                                  -----------        -----
CANADA -- (10.7%)
   #*AuRico Gold, Inc. ...........................................       14,082       136,334          0.2%
   *Celestica, Inc. ..............................................       16,300       135,241          0.2%
   Groupe Aeroplan, Inc. .........................................       12,000       138,209          0.2%
   Quebecor, Inc. Class B ........................................        3,900       134,989          0.1%
   Other Securities ..............................................                  8,659,817         11.4%
                                                                                  -----------        -----
TOTAL CANADA .....................................................                  9,204,590         12.1%
                                                                                  -----------        -----
DENMARK -- (0.8%)
   Other Securities ..............................................                    712,908          0.9%
                                                                                  -----------        -----
FINLAND -- (2.1%)
   Other Securities ..............................................                  1,788,454          2.4%
                                                                                  -----------        -----
FRANCE -- (3.7%)
   AtoS ..........................................................        3,083       149,047          0.2%
   Establissements Maurel et Prom SA .............................        6,624       133,170          0.2%
   #Neopost SA ...................................................        1,865       141,847          0.2%
   Nexans SA .....................................................        2,122       133,479          0.2%
   Remy Cointreau SA .............................................        1,595       130,666          0.2%
   Societe BIC SA. ...............................................        1,629       145,373          0.2%
   Zodiac Aerospace SA ...........................................        2,571       201,589          0.2%
   Other Securities ..............................................                  2,135,054          2.8%
                                                                                  -----------        -----
TOTAL FRANCE .....................................................                  3,170,225          4.2%
                                                                                  -----------        -----
GERMANY -- (4.1%)
   Bilfinger Berger SE ...........................................        2,546       227,252          0.3%
   MTU Aero Engines Holding AG ...................................        1,946       130,314          0.2%
   Rhoen-Klinikum AG. ............................................        7,370       147,057          0.2%
   #*SGL Carbon SE ...............................................        2,674       166,197          0.2%
   Symrise AG ....................................................        6,477       167,657          0.2%
   Other Securities ..............................................                  2,707,133          3.6%
                                                                                  -----------        -----
TOTAL GERMANY ....................................................                  3,545,610          4.7%
                                                                                  -----------        -----
GREECE -- (0.5%)
   Other Securities ..............................................                    433,115          0.6%
                                                                                  -----------        -----
HONG KONG -- (1.9%)
   Other Securities ..............................................                  1,606,554          2.1%
                                                                                  -----------        -----
IRELAND -- (0.9%)
   Other Securities ..............................................                    752,880          1.0%
                                                                                  -----------        -----
ISRAEL -- (0.5%)
   Other Securities ..............................................                    441,364          0.6%
                                                                                  -----------        -----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE++    OF NET ASSETS**
                                                                     ----------   -----------   ---------------
ITALY -- (2.5%)
   Davide Campari - Milano SpA ...................................       16,992   $   131,271          0.2%
   Prysmian SpA. .................................................        8,904       134,603          0.2%
   Other Securities ..............................................                  1,920,572          2.5%
                                                                                  -----------        -----
TOTAL ITALY ......................................................                  2,186,446          2.9%
                                                                                  -----------        -----
JAPAN -- (20.7%)
   Other Securities ..............................................                 17,762,013         23.4%
                                                                                  -----------        -----
NETHERLANDS -- (1.6%)
   SBM Offshore NV ...............................................       10,396       228,425          0.3%
   Other Securities ..............................................                  1,145,146          1.5%
                                                                                  -----------        -----
TOTAL NETHERLANDS ................................................                  1,373,571          1.8%
                                                                                  -----------        -----
NEW ZEALAND -- (0.8%)
   Other Securities ..............................................                    646,741          0.8%
                                                                                  -----------        -----
NORWAY -- (0.9%)
   Other Securities ..............................................                    781,317          1.0%
                                                                                  -----------        -----
PORTUGAL -- (0.4%)
   Other Securities ..............................................                    312,543          0.4%
                                                                                  -----------        -----
SINGAPORE -- (1.3%)
   Other Securities ..............................................                  1,124,540          1.5%
                                                                                  -----------        -----
SPAIN -- (2.0%)
   Viscofan SA ...................................................        3,593       137,959          0.2%
   Other Securities ..............................................                  1,537,874          2.0%
                                                                                  -----------        -----
TOTAL SPAIN ......................................................                  1,675,833          2.2%
                                                                                  -----------        -----
SWEDEN -- (2.7%)
   Elekta AB Series B ............................................        5,600       223,631          0.3%
   Other Securities ..............................................                  2,070,464          2.7%
                                                                                  -----------        -----
TOTAL SWEDEN .....................................................                  2,294,095          3.0%
                                                                                  -----------        -----
SWITZERLAND -- (4.6%)
   *Aryzta AG ....................................................        6,721       324,074          0.4%
   *Clariant AG ..................................................       15,895       172,128          0.2%
   #Galenica Holding AG ..........................................          362       209,699          0.3%
   Helvetia Holding AG ...........................................          360       131,537          0.2%
   Other Securities ..............................................                  3,146,111          4.2%
                                                                                  -----------        -----
TOTAL SWITZERLAND ................................................                  3,983,549          5.3%
                                                                                  -----------        -----
UNITED KINGDOM -- (16.1%)
   Babcock International Group P.L.C. ............................       19,735       223,036          0.3%
   Balfour Beatty P.L.C. .........................................       35,697       144,009          0.2%
   *Berkeley Group Holdings P.L.C. (The) .........................        7,459       149,574          0.2%
   Carillion P.L.C. ..............................................       33,513       186,140          0.2%
   Catlin Group, Ltd. ............................................       20,635       131,262          0.2%
   Croda International P.L.C. ....................................        6,477       182,090          0.2%
   Drax Group P.L.C. .............................................       18,615       162,045          0.2%
   Hiscox, Ltd. ..................................................       24,784       151,469          0.2%
   IG Group Holdings P.L.C. ......................................       23,010       171,585          0.2%
   Inchcape P.L.C. ...............................................       24,576       131,036          0.2%
   Informa P.L.C. ................................................       28,872       167,661          0.2%
   Logica P.L.C. .................................................      104,847       157,328          0.2%
   Meggitt P.L.C. ................................................       51,855       320,028          0.4%
   Michael Page International P.L.C. .............................       24,143       155,420          0.2%
   Mondi P.L.C. ..................................................       21,959       167,013          0.2%
   Pennon Group P.L.C. ...........................................       17,426       194,661          0.3%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE++    OF NET ASSETS**
                                                                     ----------   -----------   ---------------
UNITED KINGDOM -- (Continued)
   Persimmon P.L.C. ..............................................       19,774   $   157,690          0.2%
   Provident Financial P.L.C. ....................................        7,567       134,493          0.2%
   Rotork P.L.C. .................................................        4,906       132,326          0.2%
   Spirax-Sarco Engineering P.L.C. ...............................        6,100       187,387          0.3%
   Travis Perkins P.L.C. .........................................       12,806       181,131          0.2%
   UBM P.L.C. ....................................................       16,744       136,294          0.2%
   William Hill P.L.C. ...........................................       44,281       153,696          0.2%
   Other Securities ..............................................                  9,973,847         13.2%
                                                                                  -----------        -----
TOTAL UNITED KINGDOM .............................................                 13,851,221         18.3%
                                                                                  -----------        -----
TOTAL COMMON STOCKS ..............................................                 74,926,324         98.9%
                                                                                  -----------        -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities ..............................................                         28          0.0%
                                                                                  -----------        -----
BELGIUM -- (0.0%)
   Other Securities ..............................................                         73          0.0%
                                                                                  -----------        -----
CANADA -- (0.0%)
   Other Securities ..............................................                        495          0.0%
                                                                                  -----------        -----
HONG KONG -- (0.0%)
   Other Securities ..............................................                         47          0.0%
                                                                                  -----------        -----
ITALY -- (0.0%)
   Other Securities ..............................................                     12,856          0.0%
                                                                                  -----------        -----
NORWAY -- (0.0%)
   Other Securities ..............................................                         --          0.0%
                                                                                  -----------        -----
UNITED KINGDOM -- (0.0%)
   Other Securities ..............................................                        203          0.0%
                                                                                  -----------        -----
TOTAL RIGHTS/WARRANTS ............................................                     13,702          0.0%
                                                                                  -----------        -----

                                                                       SHARES/
                                                                        FACE
                                                                        AMOUNT       VALUE+
                                                                     ----------   -----------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@ DFA Short Term Investment Fund ..............................    9,828,401     9,828,401         13.0%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
      $1,055,585) to be repurchased at $1,034,890 ................   $    1,035     1,034,887          1.3%
                                                                                  -----------        -----
TOTAL SECURITIES LENDING COLLATERAL ..............................                 10,863,288         14.3%
                                                                                  -----------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $92,486,915) ............................................                $85,803,314        113.2%
                                                                                  ===========        =====

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                         VALUATION INPUTS
                                        ------------------------------------------------
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                        ------------------------------------------------
                                          LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                        ----------   -----------   -------   -----------
Common Stocks
   Australia ........................   $  140,159   $ 5,585,247      --     $ 5,725,406
   Austria ..........................        5,545       665,177      --         670,722
   Belgium ..........................           --       882,627      --         882,627
   Canada ...........................    9,204,590            --      --       9,204,590
   Denmark ..........................           --       712,908      --         712,908
   Finland ..........................           --     1,788,454      --       1,788,454
   France ...........................       10,239     3,159,986      --       3,170,225
   Germany ..........................       12,364     3,533,246      --       3,545,610
   Greece ...........................           --       433,115      --         433,115
   Hong Kong ........................        1,586     1,604,968      --       1,606,554
   Ireland ..........................           --       752,880      --         752,880
   Israel ...........................           --       441,364      --         441,364
   Italy ............................           --     2,186,446      --       2,186,446
   Japan ............................       40,271    17,721,742      --      17,762,013
   Netherlands ......................           --     1,373,571      --       1,373,571
   New Zealand ......................           --       646,741      --         646,741
   Norway ...........................        7,458       773,859      --         781,317
   Portugal .........................           --       312,543      --         312,543
   Singapore ........................           --     1,124,540      --       1,124,540
   Spain ............................        3,656     1,672,177      --       1,675,833
   Sweden ...........................       20,915     2,273,180      --       2,294,095
   Switzerland. .....................        9,332     3,974,217      --       3,983,549
   United Kingdom ...................       31,535    13,819,686      --      13,851,221
Rights/Warrants
   Australia ........................           --            28      --              28
   Belgium ..........................            2            71      --              73
   Canada ...........................          300           195      --             495
   Hong Kong ........................           47            --      --              47
   Italy ............................       12,856            --      --          12,856
   Norway ...........................           --            --      --              --
   United Kingdom ...................           --           203      --             203
Securities Lending Collateral .......           --    10,863,288      --      10,863,288
                                        ----------   -----------     ---      ----------
TOTAL ...............................   $9,500,855   $76,302,459      --     $85,803,314
                                        ==========   ===========     ===     ===========

                 See accompanying Notes to Financial Statements.

                          VA SHORT-TERM FIXED PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                 FACE
                                                AMOUNT          VALUE+
                                            -------------   -------------
                                                (000)
AGENCY OBLIGATIONS -- (35.9%)
Federal Farm Credit Bank
   0.400%, 11/02/12 .....................   $         500   $     500,346
Federal Home Loan Bank
   1.750%, 12/14/12 .....................           1,000       1,015,177
   3.625%, 05/29/13 .....................           1,800       1,891,723
   1.625%, 06/14/13 .....................             700         713,949
#  1.875%, 06/21/13 .....................           1,000       1,024,361
   4.000%, 09/06/13 .....................           1,300       1,384,145
Federal Home Loan Mortgage Corporation
   1.000%, 08/28/12 .....................           2,000       2,012,188
   0.375%, 11/30/12 .....................           2,800       2,804,628
   4.125%, 12/21/12 .....................           1,100       1,147,542
   0.625%, 12/28/12 .....................           1,000       1,003,841
   1.375%, 01/09/13 .....................           1,800       1,823,008
   4.500%, 01/15/13 .....................           3,200       3,361,622
   0.750%, 03/28/13 .....................           4,500       4,526,721
   1.625%, 04/15/13 .....................           2,000       2,037,462
   3.750%, 06/28/13 .....................           3,000       3,171,495
   4.500%, 07/15/13 .....................           2,300       2,462,520
   0.500%, 10/15/13 .....................             300         300,400
Federal National Mortgage Association
   0.500%, 10/30/12 .....................           1,700       1,705,080
   1.750%, 02/22/13 .....................           3,600       3,666,132
   4.375%, 03/15/13 .....................           1,000       1,055,514
   3.250%, 04/09/13 .....................             700         730,205
   1.750%, 05/07/13 .....................           1,300       1,327,048
   3.875%, 07/12/13 .....................           1,500       1,590,562
Tennessee Valley Authority
   6.790%, 05/23/12 .....................           1,000       1,036,856
                                                            -------------
TOTAL AGENCY OBLIGATIONS ................                      42,292,525
                                                            -------------
BONDS -- (44.4%)
Bank of Nova Scotia
   2.250%, 01/22/13 .....................             500         509,379
Bank of Nova Scotia Floating Rate Note
(r) 0.581%, 03/05/12 ....................           1,750       1,750,877
Berkshire Hathaway, Inc.
#  2.125%, 02/11/13 .....................             300         305,935
Berkshire Hathaway, Inc. Floating
   Rate Note
(r) 0.455%, 02/10/12 ....................           1,000       1,000,499
(r) 0.708%, 02/11/13 ....................           1,500       1,504,882
BNP Paribas SA
   2.125%, 12/21/12 .....................             500         494,536

                                                 FACE
                                                AMOUNT          VALUE+
                                            -------------   -------------
                                                (000)
BNP Paribas SA Floating Rate Note
(r) 0.504%, 02/01/12 ....................   $       2,000   $   1,970,574
Citigroup Funding, Inc.
   1.875%, 11/15/12 .....................             600         609,842
Eksportfinans ASA Floating Rate Note
(r) 0.578%, 04/05/13 ....................             800         797,788
European Investment Bank
   2.875%, 03/15/13 .....................           2,000       2,063,440
   3.375%, 06/12/13 .....................             500         522,265
General Electric Capital Corp.
   5.250%, 10/19/12 .....................             750         781,281
   2.800%, 01/08/13 .....................             500         510,045
General Electric Capital Corp.
   Floating Rate Note
(r) 0.384%, 11/01/12 ....................             400         400,517
Inter-American Development Bank
   4.375%, 09/20/12 .....................           2,100       2,173,626
JPMorgan Chase & Co.
   5.375%, 10/01/12 .....................             800         834,163
Kreditanstalt fuer Wiederaufbau AG
   1.250%, 06/15/12 .....................             500         502,363
   1.875%, 01/14/13 .....................           1,000       1,016,273
Landeskreditbank
   Baden-Wuerttemberg
   Foerderbank AG
   4.875%, 01/13/12 .....................             600         605,125
Landwirtschaftliche Rentenbank AG
   1.875%, 09/24/12 .....................           1,500       1,519,059
#  3.250%, 03/15/13 .....................           1,000       1,036,930
Manitoba, Province of Canada
   2.125%, 04/22/13 .....................             400         409,299
Nordea Bank Finland P.L.C.
   Floating Rate Note
(r) 0.749%, 02/07/13 ....................           2,500       2,504,358
Oesterreichische
   Kontrollbank AG
   4.750%, 11/08/11 .....................           1,500       1,500,900
Ontario, Province of Canada
   1.875%, 11/19/12 .....................           2,000       2,027,334
   3.500%, 07/15/13 .....................             700         732,660
Private Export Funding Corp.
   3.550%, 04/15/13 .....................           2,500       2,612,438

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                 FACE
                                                AMOUNT          VALUE+
                                            -------------   -------------
                                                (000)
Rabobank Nederland NV Floating Rate Note
(r) 0.618%, 07/25/13 ....................   $         500   $     497,235
Royal Bank of Canada
   2.250%, 03/15/13 .....................             300         307,022
   2.100%, 07/29/13 .....................           1,000       1,021,665
Royal Bank of Canada Floating Rate Note
(r) 0.575%, 01/28/13 ....................           1,025       1,024,691
(r) 0.486%, 03/08/13 ....................             300         299,823
Sanofi-Aventis SA Floating Rate Note
(r) 0.563%, 03/28/13 ....................           1,000       1,002,050
Shell International Finance BV
   Floating Rate Note
(r) 0.705%, 06/22/12 ....................           1,000       1,002,713
Svenska Handelsbanken Floating Rate Note
(r) 0.855%, 01/18/13 ....................           1,000         999,122
(r) 0.800%, 03/18/13 ....................           1,000         999,165
(r) 0.823%, 08/30/13 ....................             500         499,960
Toronto-Dominion Bank (The)
   Floating Rate Note
(r) 0.600%, 07/26/13 ....................           1,675       1,674,008
Total Capital Canada, Ltd. Floating
   Rate Note
(r) 0.376%, 05/13/13 ....................             700         700,782
Toyota Motor Credit Corp.
# 1.375%, 08/12/13 ......................           2,000       2,025,116
Toyota Motor Credit Corp. Floating
   Rate Note
(r) 0.436%, 11/15/12 ....................             500         499,974
Wal-Mart Stores, Inc.
   4.250%, 04/15/13 .....................             400         421,273
   4.550%, 05/01/13 .....................           1,500       1,588,578
   7.250%, 06/01/13 .....................           1,000       1,102,623
Wells Fargo & Co.
   4.375%, 01/31/13 .....................           2,700       2,807,960
Westpac Banking Corp., Ltd.
   2.250%, 11/19/12 .....................             500         507,336
   2.100%, 08/02/13 .....................             500         507,824
Westpac Banking Corp., Ltd.
   Floating Rate Note
(r) 0.512%, 08/17/12 ....................           2,000       1,997,562
                                                            -------------
TOTAL BONDS .............................                      52,182,870
                                                            -------------
COMMERCIAL PAPER -- (16.6%)
ANZ National International, Ltd.
   0.370%, 02/16/12 .....................             400         399,573

                                                 FACE
                                                AMOUNT          VALUE+
                                            -------------   -------------
                                                (000)
Basin Electric Power Cooperative
   0.130%, 12/02/11 .....................   $       1,300   $   1,299,728
Caisse d'Amortissement de la
   Dette Sociale
   0.350%, 11/29/11 .....................             600         599,961
   0.650%, 03/22/12 .....................           1,000         999,384
Caisse des Depots Et Consignations
   0.561%, 01/17/12 .....................             300         299,808
   0.571%, 01/19/12 .....................           1,000         999,333
   0.682%, 03/05/12 .....................           1,000         998,607
Electricite de France SA
   0.410%, 01/05/12 .....................           2,000       1,999,003
   0.380%, 01/17/12 .....................           1,000         999,479
   0.420%, 01/20/12 .....................             250         249,830
National Australia Funding
   0.260%, 11/01/11 .....................           1,500       1,499,997
NRW.Bank
   0.330%, 12/07/11 .....................           1,500       1,499,662
   0.430%, 01/23/12 .....................             250         249,820
   0.421%, 02/13/12 .....................           1,000         998,979
Queensland Treasury Corp.
   0.190%, 01/03/12 .....................           2,200       2,198,952
Rabobank USA Financial Corp.
   0.470%, 03/20/12 .....................           1,500       1,499,113
Sheffield Receivables Corp.
   0.290%, 11/09/11 .....................           1,300       1,299,955
   0.350%, 01/10/12 .....................           1,000         999,470
Toyota Motor Credit Corp.
   0.572%, 04/02/12 .....................             500         499,194
                                                            -------------
TOTAL COMMERCIAL PAPER ..................                      19,589,848
                                                            -------------

                                                SHARES
                                            -------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Shares. .............         662,760         662,760
                                                            -------------

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                               SHARES/
                                                FACE
                                               AMOUNT           VALUE+
                                            -------------   -------------
                                                (000)
SECURITIES LENDING COLLATERAL -- (2.5%)
(S)@ DFA Short Term Investment
     Fund ...............................       2,904,117   $   2,904,117
   @ Repurchase Agreement,
      Deutsche Bank Securities,
      Inc. 0.12%, 11/01/11
      (Collateralized by $101
      FHLMC, rates ranging from
      4.500% to 6.000%,
      maturities ranging from
      07/01/30 to 10/01/36 &
      FNMA, rates ranging from
      4.000% to 5.000%,
      maturities ranging from
      06/01/26 to 06/01/41,
      valued at $101) to be
      repurchased at $98 ................              --              98
                                                            -------------
TOTAL SECURITIES LENDING
   COLLATERAL ...........................                       2,904,215
                                                            -------------

                                                                VALUE+
                                                            -------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $117,445,913) ..................                   $ 117,632,218
                                                            =============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                   ------------------------------------------------
                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------
                                    LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                   --------   ------------   -------   ------------
Agency Obligations .............         --   $ 42,292,525      --     $ 42,292,525
Bonds ..........................         --     52,182,870      --       52,182,870
Commercial Paper ...............         --     19,589,848      --       19,589,848
Temporary Cash Investments .....   $662,760             --      --          662,760
Securities Lending Collateral ..         --      2,904,215      --        2,904,215
                                   --------   ------------     ---     ------------
TOTAL. .........................   $662,760   $116,969,458      --     $117,632,218
                                   ========   ============     ===     ============

                 See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                 FACE
                                                AMOUNT^         VALUE+
                                            -------------   -------------
                                                (000)
BONDS -- (89.5%)
AUSTRALIA -- (5.3%)
National Australia Bank, Ltd.
(g) 5.375%, 12/08/14 ....................             700   $   1,216,922
Suncorp-Metway, Ltd.
(g) 4.000%, 01/16/14 ....................           1,300       2,221,668
Westpac Banking Corp.
(u) 4.200%, 02/27/15 ....................           1,500       1,586,034
#(u) 3.000%, 08/04/15 ...................           1,500       1,526,133
(u) 3.000%, 12/09/15 ....................             600         609,970
                                                            -------------
TOTAL AUSTRALIA .........................                       7,160,727
                                                            -------------
AUSTRIA -- (2.8%)
Oesterreichische
Kontrollbank AG
(u) 1.750%, 10/05/15 ....................           2,700       2,752,240
(u) 2.000%, 06/03/16 ....................           1,000       1,025,929
                                                            -------------
TOTAL AUSTRIA ...........................                       3,778,169
                                                            -------------
CANADA -- (10.4%)
Bank of Nova Scotia
(u) 2.050%, 10/07/15 ....................           2,000       2,025,714
(u) 2.900%, 03/29/16 ....................             500         521,892
British Columbia, Province of
   Canada
#(u) 2.100%, 05/18/16 ...................             700         723,363
Manitoba, Province of Canada
(u) 2.625%, 07/15/15 ....................           2,800       2,939,415
Ontario, Province of Canada
(u) 5.450%, 04/27/16 ....................             500         582,882
(u) 1.600%, 09/21/16 ....................           2,700       2,669,852
Royal Bank of Canada
(u) 2.625%, 12/15/15 ....................           2,700       2,794,503
(u) 2.875%, 04/19/16 ....................             700         726,316
Toronto-Dominion Bank (The)
(u) 2.500%, 07/14/16 ....................           1,000       1,023,652
                                                            -------------
TOTAL CANADA ............................                      14,007,589
                                                            -------------
FINLAND -- (3.5%)
Municipality Finance P.L.C.
(u) 2.375%, 05/16/16 ....................           2,500       2,592,042
Republic of Finland
(u) 2.250%, 03/17/16 ....................           2,000       2,092,062
                                                            -------------
TOTAL FINLAND ...........................                       4,684,104
                                                            -------------

                                                FACE
                                               AMOUNT^          VALUE+
                                            -------------   -------------
                                                (000)
FRANCE -- (7.0%)
BNP Paribas SA
(u) 3.250%, 03/11/15 ....................           3,000   $   2,960,469
Caisse d'Amortissement de la
   Dette Sociale SA
(g) 2.250%, 12/07/15 ....................           2,000       3,227,251
Total Capital SA
(u) 2.875%, 03/18/15 ....................           1,200       1,260,066
(u) 3.125%, 10/02/15 ....................           1,700       1,803,948
(u) 2.300%, 03/15/16 ....................             227         234,062
                                                            -------------
TOTAL FRANCE ............................                       9,485,796
                                                            -------------
GERMANY -- (4.1%)
Kreditanstalt fuer Wiederaufbau
(g) 5.500%, 12/07/15 ....................           1,400       2,601,362
(g) 3.750%, 09/07/16 ....................             500         876,405
Landwirtschaftliche
   Rentenbank
(u) 3.125%, 07/15/15 ....................           1,500       1,609,425
#(u) 2.500%, 02/15/16 ...................             400         419,590
                                                            -------------
TOTAL GERMANY ...........................                       5,506,782
                                                            -------------
JAPAN -- (2.3%)
Development Bank of Japan
(u) 2.875%, 04/20/15 ....................           1,000       1,054,580
Japan Finance Corp.
(u) 1.875%, 09/24/15 ....................           1,000       1,011,345
(u) 2.250%, 07/13/16 ....................           1,000       1,028,358
                                                            -------------
TOTAL JAPAN .............................                       3,094,283
                                                            -------------
NETHERLANDS -- (8.1%)
Bank Nederlandse Gemeenten NV
(u) 1.750%, 10/06/15 ....................             800         809,478
(g) 2.375%, 12/23/15 ....................           1,000       1,652,842
(u) 2.500%, 01/11/16 ....................             500         519,920
(g) 5.250%, 02/26/16 ....................             400         735,663
Nederlandse
   Waterschapsbank NV
(u) 2.125%, 06/16/16 ....................           2,900       2,953,656
Rabobank Nederland NV
(g) 4.000%, 09/10/15 ....................           1,500       2,533,529
(u) 2.125%, 10/13/15 ....................           1,000       1,008,127
Shell International Finance BV
#(u) 3.100%, 06/28/15 ...................             600         638,843
                                                            -------------
TOTAL NETHERLANDS .......................                      10,852,058
                                                            -------------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                FACE
                                               AMOUNT^          VALUE+
                                            -------------   -------------
                                                (000)
NORWAY -- (2.8%)
Eksportfinans ASA
(u) 2.000%, 09/15/15 ....................             800   $     810,140
(u) 2.375%, 05/25/16 ....................           2,000       2,019,438
Kommunalbanken AS
(u) 2.375%, 01/19/16 ....................             900         936,958
                                                            -------------
TOTAL NORWAY ............................                       3,766,536
                                                            -------------
SUPRANATIONAL ORGANIZATION
   OBLIGATIONS -- (12.6%)
African Development Bank
(u) 2.500%, 03/15/16 ....................           3,000       3,188,946
Council of Europe Development Bank
(g) 3.375%, 12/08/14 ....................           1,764       3,018,181
European Bank for Reconstruction
   & Development
(g) 5.875%, 08/04/14 ....................           1,400       2,533,173
(u) 1.625%, 09/03/15 ....................             500         510,203
European Financial Stability Facility
(e) 2.750%, 07/18/16 ....................           1,000       1,397,841
European Investment Bank
(g) 3.000%, 12/07/15 ....................           2,100       3,525,324
Nordic Investment Bank
(u) 2.500%, 07/15/15 ....................             400         422,531
(u) 2.250%, 03/15/16 ....................           2,200       2,302,762
                                                            -------------
TOTAL SUPRANATIONAL
   ORGANIZATION OBLIGATIONS .............                      16,898,961
                                                            -------------
SWEDEN -- (2.6%)
Svensk Exportkredit AB
(u) 1.750%, 10/20/15 ....................           3,400       3,435,207
                                                            -------------
UNITED KINGDOM -- (5.6%)
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14 ....................           1,600       1,689,400
Network Rail Infrastructure
   Finance P.L.C.
   4.875%, 11/27/15 .....................           1,200       2,203,379
United Kingdom Gilt
   2.000%, 01/22/16 .....................           1,900       3,160,526
   4.000%, 09/07/16 .....................             300         544,031
                                                            -------------
TOTAL UNITED KINGDOM ....................                       7,597,336
                                                            -------------

                                                FACE
                                               AMOUNT+          VALUE+
                                            -------------   -------------
                                                (000)
UNITED STATES -- (22.4%)
3M Co.
   1.375%, 09/29/16 .....................   $       1,934   $   1,938,114
Bank of New York Mellon Corp. (The)
#  2.950%, 06/18/15 .....................           1,000       1,040,169
   2.500%, 01/15/16 .....................             700         713,454
   2.300%, 07/28/16 .....................           1,600       1,617,942
Berkshire Hathaway, Inc.
   2.200%, 08/15/16 .....................           1,800       1,832,006
General Electric Capital Corp.
   3.500%, 06/29/15 .....................           2,500       2,606,340
   2.250%, 11/09/15 .....................             500         500,763
   2.950%, 05/09/16 .....................             500         506,131
Google, Inc.
   2.125%, 05/19/16 .....................           2,780       2,860,993
Johnson & Johnson
   2.150%, 05/15/16 .....................           3,000       3,110,556
Microsoft Corp.
   1.625%, 09/25/15 .....................           2,800       2,865,590
   2.500%, 02/08/16 .....................             700         737,111
Novartis Capital Corp.
   2.900%, 04/24/15 .....................             500         530,954
Procter & Gamble Co. (The)
   3.150%, 09/01/15 .....................           1,000       1,070,401
   1.800%, 11/15/15 .....................           1,500       1,537,719
Toyota Motor Credit Corp.
   2.800%, 01/11/16 .....................           3,000       3,118,014
Wal-Mart Stores, Inc.
   1.500%, 10/25/15 .....................           3,500       3,551,600
                                                            -------------
TOTAL UNITED STATES .....................                      30,137,857
                                                            -------------
TOTAL BONDS .............................                     120,405,405
                                                            -------------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                 FACE
                                                AMOUNT          VALUE+
                                            -------------   -------------
                                                (000)
AGENCY OBLIGATIONS -- (7.0%)
Federal Home Loan Bank
   1.625%, 12/11/15 .....................   $       2,400   $   2,438,820
Federal Home Loan Mortgage Corporation
   5.125%, 10/18/16 .....................           1,700       2,011,659
Federal National Mortgage Association
   5.000%, 03/15/16 .....................           1,500       1,748,574
#  1.250%, 09/28/16 .....................           3,200       3,195,440
                                                            -------------
TOTAL AGENCY OBLIGATIONS ................                       9,394,493
                                                            -------------

                                               SHARES/
                                                FACE
                                                AMOUNT          VALUE+
                                            -------------   -------------
                                                (000)
SECURITIES LENDING COLLATERAL -- (3.5%)
(S) @ DFA Short Term Investment
   Fund .................................       4,790,195       4,790,195
                                                            -------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $131,689,589) ..................                   $ 134,590,093
                                                            =============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                               VALUATION INPUTS
                                               -----------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                               -----------------------------------------------
                                               LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                              --------   ------------   -------   ------------
Bonds
   Australia ...............................     --      $  7,160,727      --     $  7,160,727
   Austria .................................     --         3,778,169      --        3,778,169
   Canada ..................................     --        14,007,589      --       14,007,589
   Finland .................................     --         4,684,104      --        4,684,104
   France ..................................     --         9,485,796      --        9,485,796
   Germany .................................     --         5,506,782      --        5,506,782
   Japan ...................................     --         3,094,283      --        3,094,283
   Netherlands .............................     --        10,852,058      --       10,852,058
   Norway ..................................     --         3,766,536      --        3,766,536
   Supranational Organization Obligations ..     --        16,898,961      --       16,898,961
   Sweden ..................................     --         3,435,207      --        3,435,207
   United Kingdom ..........................     --         7,597,336      --        7,597,336
   United States ...........................     --        30,137,857      --       30,137,857
Agency Obligations .........................     --         9,394,493      --        9,394,493
Securities Lending Collateral ..............     --         4,790,195      --        4,790,195
Forward Currency Contracts** ...............     --          (359,248)     --         (359,248)
                                                ---      ------------     ---     ------------
TOTAL. .....................................     --      $134,230,845      --     $134,230,845
                                                ===      ============     ===     ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2011

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         VA              VA             VA
                                                                    U.S. TARGETED    U.S. LARGE    INTERNATIONAL
                                                                        VALUE           VALUE          VALUE
                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                    -------------   ------------   -------------
ASSETS:
Investments at Value (including $8,928, $4,815 and $8,988 of
   securities on loan, respectively) ............................    $     88,544   $    123,576   $     92,775
Temporary Cash Investments at Value & Cost ......................              --            146             --
Collateral Received from Securities on Loan at Value & Cost .....             126            144          4,918
Affiliated Collateral Received from Securities on Loan at
   Value & Cost .................................................           9,088          4,793          4,514
Foreign Currencies at Value .....................................              --             --            202
Cash ............................................................              --             --            304
Receivables:
   Investment Securities Sold ...................................             416             27             --
   Dividends, Interest and Tax Reclaims .........................              25            168            289
   Securities Lending Income ....................................               7              9              6
   Fund Shares Sold .............................................              74            103             94
                                                                     ------------   ------------   ------------
      Total Assets ..............................................          98,280        128,966        103,102
                                                                     ------------   ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned .............................           9,214          4,937          9,432
   Investment Securities Purchased ..............................              16             99            173
   Fund Shares Redeemed .........................................               1              1              5
   Due to Advisor ...............................................              24             25             30
   Loan Payable .................................................             168             --             --
Accrued Expenses and Other Liabilities ..........................              12             11             12
                                                                     ------------   ------------   ------------
      Total Liabilities .........................................           9,435          5,073          9,652
                                                                     ------------   ------------   ------------
NET ASSETS ......................................................    $     88,845   $    123,893   $     93,450
                                                                     ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) .........................       8,113,952      8,486,535      8,598,135
                                                                     ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ..............................................    $      10.95   $      14.60   $      10.87
                                                                     ============   ============   ============
Investments at Cost .............................................    $     94,234   $    119,576   $    106,598
                                                                     ============   ============   ============
Foreign Currencies at Cost ......................................    $         --   $         --   $        198
                                                                     ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital .................................................    $    109,316   $    122,959   $    107,807
Undistributed Net Investment Income (Distributions in Excess
   of Net Investment Income) ....................................             452          1,644          2,880
Accumulated Net Realized Gain (Loss) ............................         (15,233)        (4,710)        (3,424)
Net Unrealized Foreign Exchange Gain (Loss) .....................              --             --              6
Net Unrealized Appreciation (Depreciation) ......................          (5,690)         4,000        (13,819)
                                                                     ------------   ------------   ------------
NET ASSETS ......................................................    $     88,845   $    123,893   $     93,450
                                                                     ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED .................................     100,000,000    100,000,000    100,000,000
                                                                     ============   ============   ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2011

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         VA              VA
                                                                    INTERNATIONAL    SHORT-TERM      VA GLOBAL
                                                                        SMALL           FIXED           BOND
                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                    -------------   ------------   -------------
ASSETS:
Investments at Value (including $10,115, $2,835 and $4,725
   of securities on loan, respectively) .........................   $     74,940    $    114,065   $    129,800
Temporary Cash Investments at Value & Cost ......................             --             663             --
Collateral Received from Securities on Loan at Value & Cost .....          1,035              --             --
Affiliated Collateral Received from Securities on Loan at
   Value & Cost .................................................          9,828           2,904          4,790
Foreign Currencies at Value .....................................            683              --             --
Cash ............................................................             82               1            340
Receivables:
   Investment Securities Sold ...................................              1              --             --
   Dividends, Interest and Tax Reclaims .........................            227             550          1,265
   Securities Lending Income ....................................             10              --              1
   Fund Shares Sold .............................................             65             276            222
Unrealized Gain on Forward Currency Contracts ...................             --              --             35
                                                                     ------------   ------------   ------------
      Total Assets ..............................................         86,871         118,459        136,453
                                                                     ------------   ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned. ............................         10,863           2,904          4,790
   Investment Securities Purchased ..............................            175              --             --
   Fund Shares Redeemed .........................................             --              18             18
   Due to Advisor ...............................................             31              24             26
Unrealized Loss on Forward Currency Contracts ...................             --              --            394
Accrued Expenses and Other Liabilities ..........................             12              12             13
                                                                     ------------   ------------   ------------
      Total Liabilities .........................................         11,081           2,958          5,241
                                                                     ------------   ------------   ------------
NET ASSETS. .....................................................   $     75,790    $    115,501   $    131,212
                                                                    ============    ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) .........................      7,428,283      11,265,685     11,631,663
                                                                    ============    ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE. .......   $      10.20    $      10.25   $      11.28
                                                                    ============    ============   ============
Investments at Cost .............................................   $     81,624    $    113,879   $    126,899
                                                                    ============    ============   ============
Foreign Currencies at Cost ......................................   $        683    $         --   $         --
                                                                    ============    ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital .................................................   $     77,873    $    114,698   $    122,573
Undistributed Net Investment Income (Distributions in Excess
   of Net Investment Income) ....................................          1,669             341          3,454
Accumulated Net Realized Gain (Loss) ............................          2,930             276          2,644
Net Unrealized Foreign Exchange Gain (Loss) .....................              2              --           (360)
Net Unrealized Appreciation (Depreciation) ......................         (6,684)            186          2,901
                                                                     ------------   ------------   ------------
NET ASSETS. .....................................................   $     75,790    $    115,501   $    131,212
                                                                    ============    ============   ============
(1) NUMBER OF SHARES AUTHORIZED .................................    100,000,000     100,000,000    100,000,000
                                                                    ============    ============   ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2011

                             (AMOUNTS IN THOUSANDS)

                                                                      VA U.S.                      VA
                                                                     TARGETED      VA U.S.    INTERNATIONAL
                                                                      VALUE     LARGE VALUE       VALUE
                                                                    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                                    ---------   -----------   -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0,
      $0 and $294, respectively) ................................     $1,112       $2,361       $  3,531
   Interest .....................................................         --           --              1
   Income from Securities Lending ...............................         89           78            168
                                                                      ------       ------       --------
      Total Investment Income ...................................      1,201        2,439          3,700
                                                                      ------       ------       --------
EXPENSES
   Investment Advisory Services Fees ............................        344          325            421
   Accounting & Transfer Agent Fees .............................         31           34             36
   Custodian Fees ...............................................          9            5             49
   Shareholders' Reports ........................................          5            7              6
   Directors'/Trustees' Fees & Expenses .........................          1            1              1
   Audit Fees ...................................................          1            2              2
   Legal Fees ...................................................         --            2              1
   Other ........................................................          6            4              5
                                                                      ------       ------       --------
      Total Expenses ............................................        397          380            521
                                                                      ------       ------       --------
   Fees Paid Indirectly .........................................         --           --             --
                                                                      ------       ------       --------
   NET INVESTMENT INCOME (LOSS) .................................        804        2,059          3,179
                                                                      ------       ------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold ................................      2,784        4,218          1,044
      Foreign Currency Transactions .............................         --           --             23
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency ................      2,801          972        (12,358)
      Translation of Foreign Currency Denominated Amounts .......         --           --             (5)
                                                                      ------       ------       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ......................      5,585        5,190        (11,296)
                                                                      ------       ------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................................     $6,389       $7,249       $ (8,117)
                                                                      ======       ======       ========

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2011

                             (AMOUNTS IN THOUSANDS)

                                                                            VA            VA
                                                                      INTERNATIONAL   SHORT-TERM   VA GLOBAL
                                                                          SMALL          FIXED        BOND
                                                                        PORTFOLIO      PORTFOLIO   PORTFOLIO
                                                                      -------------   ----------   ---------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
      $173, $0 and $0, respectively) ..............................      $ 2,195            --           --
   Interest .......................................................           --         $ 720      $ 2,866
   Income from Securities Lending .................................          170             4           12
                                                                         -------         -----      -------
         Total Investment Income ..................................        2,365           724        2,878
                                                                         -------         -----      -------
EXPENSES
   Investment Advisory Services Fees ..............................          411           254          290
   Accounting & Transfer Agent Fees ...............................           34            31           38
   Custodian Fees .................................................           54             2            8
   Shareholders' Reports ..........................................            4             5            6
   Filing Fees ....................................................           --             3            3
   Directors'/Trustees' Fees & Expenses ...........................            1             1            1
   Professional Fees ..............................................            2             2            2
   Other ..........................................................            6             1            2
                                                                         -------         -----      -------
         Total Expenses ...........................................          512           299          350
                                                                         -------         -----      -------
   Fees Paid Indirectly ...........................................           --            --           --
                                                                         -------         -----      -------
   NET INVESTMENT INCOME (LOSS) ...................................        1,853           425        2,528
                                                                         -------         -----      -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..................................        4,352           280        2,667
      Foreign Currency Transactions ...............................           12            --          893
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency ..................       (7,562)         (244)      (2,356)
      Translation of Foreign Currency Denominated Amounts .........           (4)           --           46
                                                                         -------         -----      -------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ........................       (3,202)           36        1,250
                                                                         -------         -----      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ................................................      $(1,349)        $ 461      $ 3,778
                                                                         =======         =====      =======

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                    VA U.S. TARGETED VALUE PORTFOLIO   VA U.S. LARGE VALUE PORTFOLIO
                                                                    --------------------------------   -----------------------------
                                                                          YEAR             YEAR             YEAR           YEAR
                                                                         ENDED             ENDED           ENDED           ENDED
                                                                        OCT. 31,         OCT. 31,         OCT. 31,        OCT. 31,
                                                                          2011             2010             2011            2010
                                                                    ---------------   --------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .................................      $    804          $    553         $  2,059        $  2,078
   Net Realized Gain (Loss) on:
      Investment Securities Sold ................................         2,784            (2,265)           4,218           6,279
      Futures ...................................................            --                77               --              49
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities .....................................         2,801            19,038              972          10,503
                                                                       --------          --------         --------        --------
         Net Increase (Decrease) in Net Assets Resulting from
            Operations ..........................................         6,389            17,403            7,249          18,909
                                                                       --------          --------         --------        --------
Distributions From:
   Net Investment Income ........................................          (634)             (694)          (2,142)         (1,802)
                                                                       --------          --------         --------        --------
         Total Distributions ....................................          (634)             (694)          (2,142)         (1,802)
                                                                       --------          --------         --------        --------
Capital Share Transactions (1):
   Shares Issued ................................................        11,568            22,094           21,079          24,655
   Shares Issued in Lieu of Cash Distributions ..................           634               694            2,142           1,802
   Shares Redeemed ..............................................       (22,963)          (12,953)         (27,107)        (20,726)
                                                                       --------          --------         --------        --------
         Net Increase (Decrease) from Capital Share
            Transactions ........................................       (10,761)            9,835           (3,886)          5,731
                                                                       --------          --------         --------        --------
         Total Increase (Decrease) in Net Assets ................        (5,006)           26,544            1,221          22,838
NET ASSETS
   Beginning of Period ..........................................        93,851            67,307          122,672          99,834
                                                                       --------          --------         --------        --------
   End of Period ................................................      $ 88,845          $ 93,851         $123,893        $122,672
                                                                       ========          ========         ========        ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ................................................         1,032             2,143            1,399           1,768
   Shares Issued in Lieu of Cash Distributions ..................            56                80              148             146
   Shares Redeemed ..............................................        (1,994)           (1,343)          (1,769)         (1,565)
                                                                       --------          --------         --------        --------
         Net Increase (Decrease) from Shares Issued and
            Redeemed ............................................          (906)              880             (222)            349
                                                                       ========          ========         ========        ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
   EXCESS OF NET INVESTMENT INCOME) .............................      $    452          $    282         $  1,644        $  1,727

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                VA INTERNATIONAL VALUE PORTFOLIO   VA INTERNATIONAL SMALL PORTFOLIO
                                                                --------------------------------   --------------------------------
                                                                      YEAR             YEAR             YEAR              YEAR
                                                                     ENDED             ENDED            ENDED            ENDED
                                                                    OCT. 31,         OCT. 31,         OCT. 31,          OCT. 31,
                                                                      2011             2010             2011              2010
                                                                ---------------   --------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .............................      $   3,179        $   1,952         $  1,853         $  1,233
   Net Realized Gain (Loss) on:
      Investment Securities Sold ............................          1,044              408            4,352              807
      Futures ...............................................             --              (14)              --             (160)
      Foreign Currency Transactions .........................             23               28               12               23
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency ............        (12,358)           6,509           (7,562)           8,980
      Translation of Foreign Currency Denominated Amounts ...             (5)               6               (4)               4
                                                                   ---------        ---------         --------         --------
         Net Increase (Decrease) in Net Assets Resulting from
            Operations ......................................         (8,117)           8,889           (1,349)          10,887
                                                                   ---------        ---------         --------         --------
Distributions From:
   Net Investment Income ....................................         (2,109)          (1,910)          (1,598)          (1,130)
                                                                   ---------        ---------         --------         --------
         Total Distributions ................................         (2,109)          (1,910)          (1,598)          (1,130)
                                                                   ---------        ---------         --------         --------
Capital Share Transactions (1):
   Shares Issued ............................................         20,586           31,939           12,626           17,596
   Shares Issued in Lieu of Cash Distributions ..............          2,109            1,910            1,598            1,130
   Shares Redeemed ..........................................        (22,620)         (12,577)         (13,635)          (9,289)
                                                                   ---------        ---------         --------         --------
         Net Increase (Decrease) from Capital Share
            Transactions ....................................             75           21,272              589            9,437
                                                                   ---------        ---------         --------         --------
         Total Increase (Decrease) in Net Assets ............        (10,151)          28,251           (2,358)          19,194
NET ASSETS
   Beginning of Period ......................................        103,601           75,350           78,148           58,954
                                                                   ---------        ---------         --------         --------
   End of Period ............................................      $  93,450        $ 103,601         $ 75,790         $ 78,148
                                                                   =========        =========         ========         ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ............................................          1,722            2,819            1,139            1,812
   Shares Issued in Lieu of Cash Distributions ..............            176              170              148              123
   Shares Redeemed ..........................................         (1,885)          (1,122)          (1,218)            (984)
                                                                   ---------        ---------         --------         --------
         Net Increase (Decrease) from Shares Issued and
            Redeemed ........................................             13            1,867               69              951
                                                                   =========        =========         ========         ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
   EXCESS OF NET INVESTMENT INCOME) .........................      $   2,880        $   1,785         $  1,669         $  1,195

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                      VA SHORT-TERM FIXED PORTFOLIO    VA GLOBAL BOND PORTFOLIO
                                                                      -----------------------------   -------------------------
                                                                           YEAR            YEAR           YEAR          YEAR
                                                                          ENDED           ENDED          ENDED         ENDED
                                                                         OCT. 31,        OCT. 31,       OCT. 31,      OCT. 31,
                                                                           2011            2010           2011          2010
                                                                      -------------   -------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) ...................................     $     425       $    521       $   2,528     $   2,626
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..................................           280            414           2,667         3,190
      Foreign Currency Transactions. ..............................            --             --             893         2,065
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency ..................          (244)            54          (2,356)         (258)
      Translation of Foreign Currency Denominated Amounts .........            --             --              46          (137)
                                                                        ---------       --------       ---------     ---------
         Net Increase (Decrease) in Net Assets Resulting from
            Operations ............................................           461            989           3,778         7,486
                                                                        ---------       --------       ---------     ---------
Distributions From:
   Net Investment Income ..........................................          (489)        (1,247)         (4,536)       (3,642)
   Net Short-Term Gains. ..........................................          (262)            --            (455)           --
   Net Long-Term Gains ............................................          (149)          (508)         (2,681)           --
                                                                        ---------       --------       ---------     ---------
         Total Distributions ......................................          (900)        (1,755)         (7,672)       (3,642)
                                                                        ---------       --------       ---------     ---------
Capital Share Transactions (1):
   Shares Issued ..................................................        39,004         17,291          32,786        19,626
   Shares Issued in Lieu of Cash Distributions ....................           900          1,755           7,672         3,642
   Shares Redeemed ................................................       (13,130)       (11,362)        (13,306)       (8,799)
                                                                        ---------       --------       ---------     ---------
         Net Increase (Decrease) from Capital Share
            Transactions ..........................................        26,774          7,684          27,152        14,469
                                                                        ---------       --------       ---------     ---------
         Total Increase (Decrease) in Net Assets ..................        26,335          6,918          23,258        18,313
NET ASSETS
   Beginning of Period ............................................        89,166         82,248         107,954        89,641
                                                                        ---------       --------       ---------     ---------
   End of Period ..................................................     $ 115,501       $ 89,166       $ 131,212     $ 107,954
                                                                        =========       ========       =========     =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ..................................................         3,811          1,686           2,972         1,741
   Shares Issued in Lieu of Cash Distributions ....................            88            172             714           328
   Shares Redeemed ................................................        (1,281)        (1,107)         (1,189)         (770)
                                                                        ---------       --------       ---------     ---------
         Net Increase (Decrease) from Shares Issued and
            Redeemed ..............................................         2,618            751           2,497         1,299
                                                                        =========       ========       =========     =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
   EXCESS OF NET INVESTMENT INCOME) ...............................     $     341       $    405       $   3,454     $   4,559

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               VA U.S. TARGETED VALUE PORTFOLIO
                                             --------------------------------------------------------------------
                                               YEAR       YEAR       YEAR         PERIOD        YEAR       YEAR
                                               ENDED      ENDED     ENDED      DEC. 1, 2007     ENDED      ENDED
                                             OCT. 31,   OCT. 31,   OCT. 31,         TO        NOV. 30,   NOV. 30,
                                               2011       2010       2009     OCT. 31, 2008     2007       2006
                                             --------   --------   --------   -------------   --------   --------
Net Asset Value, Beginning of Period .....    $ 10.40    $  8.27    $  8.13    $ 13.25        $  17.23   $  16.57
                                              -------    -------    -------    -------        --------   --------
Income from Investment Operations
   Net Investment Income (Loss)(A) .......       0.09       0.07       0.08       0.12            0.15       0.15
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ..........       0.53       2.15       0.24      (3.98)          (1.85)      2.63
                                              -------    -------    -------    -------        --------   --------
      Total from Investment
         Operations ......................       0.62       2.22       0.32      (3.86)          (1.70)      2.78
                                              -------    -------    -------    -------        --------   --------
Less Distributions
   Net Investment Income .................      (0.07)     (0.09)     (0.14)     (0.14)          (0.14)     (0.05)
   Net Realized Gains ....................         --         --      (0.04)     (1.12)          (2.14)     (2.07)
                                              -------    -------    -------    -------        --------   --------
      Total Distributions ................      (0.07)     (0.09)     (0.18)     (1.26)          (2.28)     (2.12)
                                              -------    -------    -------    -------        --------   --------
Net Asset Value, End of Period ...........    $ 10.95    $ 10.40    $  8.27    $  8.13        $  13.25   $  17.23
                                              =======    =======    =======    =======        ========   ========
Total Return .............................       5.94%     27.00%      4.32%    (32.03)%(C)     (11.45)%    19.33%
                                              -------    -------    -------    -------        --------   --------
Net Assets, End of Period
   (thousands) ...........................    $88,845    $93,851    $67,307    $69,829        $101,695   $100,337
Ratio of Expenses to Average Net
   Assets. ...............................       0.40%      0.42%      0.45%      0.50%(B)        0.56%      0.57%
Ratio of Net Investment Income to
   Average Net Assets ....................       0.82%      0.68%      1.11%      1.24%(B)        1.01%      0.93%
Portfolio Turnover Rate ..................         14%        32%        19%        23%(C)          32%        38%

                                                                 VA U.S. LARGE VALUE PORTFOLIO
                                             --------------------------------------------------------------------
                                               YEAR       YEAR       YEAR         PERIOD        YEAR       YEAR
                                               ENDED      ENDED      ENDED    DEC. 1, 2007      ENDED     ENDED
                                             OCT. 31,   OCT. 31,   OCT. 31,         TO        NOV. 30,   NOV. 30,
                                               2011       2010       2009     OCT. 31, 2008     2007       2006
                                             --------   --------   --------   -------------   --------   --------
Net Asset Value, Beginning of Period .....   $  14.09   $  11.94    $ 11.10    $ 17.45        $  18.89   $  16.93
                                             --------   --------    -------    -------        --------   --------
Income from Investment Operations
   Net Investment Income (Loss)(A) .......       0.24       0.25       0.23       0.27            0.24       0.25
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ..........       0.52       2.12       0.92      (6.40)          (0.30)      2.60
                                             --------   --------    -------    -------        --------   --------
      Total from Investment
         Operations ......................       0.76       2.37       1.15      (6.13)          (0.06)      2.85
                                             --------   --------    -------    -------        --------   --------
Less Distributions
   Net Investment Income .................      (0.25)     (0.22)     (0.31)     (0.22)          (0.22)     (0.20)
   Net Realized Gains ....................         --         --         --         --           (1.16)     (0.69)
                                             --------   --------    -------    -------        --------   --------
      Total Distributions ................      (0.25)     (0.22)     (0.31)     (0.22)          (1.38)     (0.89)
                                             --------   --------    -------    -------        --------   --------
Net Asset Value, End of Period ...........   $  14.60   $  14.09    $ 11.94    $ 11.10        $  17.45   $  18.89
                                              =======    =======    =======    =======        ========   ========
Total Return .............................       5.37%     20.08%     11.01%    (35.56)%(C)      (0.47)%    17.74%
                                             --------   --------    -------    -------        --------   --------
Net Assets, End of Period
   (thousands) ...........................   $123,893   $122,672    $99,834    $89,009        $140,825   $120,776
Ratio of Expenses to Average Net
   Assets ................................       0.29%      0.30%      0.33%      0.31%(B)        0.28%      0.32%
Ratio of Net Investment Income to
   Average Net Assets ....................       1.59%      1.87%      2.24%      1.86%(B)        1.28%      1.44%
Portfolio Turnover Rate ..................         15%        33%        38%        21%(C)           9%        14%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               VA INTERNATIONAL VALUE PORTFOLIO
                                           -------------------------------------------------------------------
                                             YEAR       YEAR       YEAR        PERIOD       YEAR       YEAR
                                             ENDED      ENDED      ENDED    DEC. 1, 2007    ENDED      ENDED
                                           OCT. 31,   OCT. 31,   OCT. 31,        TO        NOV. 30,   NOV. 30,
                                             2011       2010       2009     OCT. 31, 2008    2007       2006
                                           --------   --------   --------   -------------  --------   --------
Net Asset Value, Beginning of Period ...   $ 12.07    $  11.22   $ 10.20      $ 21.98      $  20.37   $ 16.08
                                           -------    --------   -------      -------      --------   -------
Income from Investment Operations
   Net Investment Income (Loss)(A) .....      0.37        0.25      0.27         0.57          0.67      0.55
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ........     (1.32)       0.89      2.47        (9.89)         2.68      4.91
                                           -------    --------   -------      -------      --------   -------
      Total from Investment
         Operations ....................     (0.95)       1.14      2.74        (9.32)         3.35      5.46
                                           -------    --------   -------      -------      --------   -------
Less Distributions
   Net Investment Income ...............     (0.25)      (0.29)    (0.54)       (0.66)        (0.56)    (0.38)
   Net Realized Gains ..................        --          --     (1.18)       (1.80)        (1.18)    (0.79)
                                           -------    --------   -------      -------      --------   -------
      Total Distributions ..............     (0.25)      (0.29)    (1.72)       (2.46)        (1.74)    (1.17)
                                           -------    --------   -------      -------      --------   -------
Net Asset Value, End of Period .........   $ 10.87    $  12.07   $ 11.22      $ 10.20      $  21.98   $ 20.37
                                           =======    ========   =======      =======      ========   =======
Total Return ...........................     (8.08)%     10.35%    33.92%      (47.39)%(C)    17.66%    36.16%
                                           -------    --------   -------      -------      --------   -------
Net Assets, End of Period
   (thousands) .........................   $93,450    $103,601   $75,350      $60,973      $114,279   $91,603
Ratio of Expenses to Average Net
   Assets ..............................      0.49%       0.50%     0.52%        0.49%(B)      0.47%     0.49%
Ratio of Expenses to Average Net
   Assets (Excluding Fees Paid
   Indirectly) .........................      0.49%       0.50%     0.52%        0.49%(B)      0.47%     0.49%
Ratio of Net Investment Income to
   Average Net Assets ..................      3.02%       2.28%     3.03%        3.73%(B)      3.18%     3.09%
Portfolio Turnover Rate ................        19%         21%       20%          18%(C)        19%       13%

                                                          VA INTERNATIONAL SMALL PORTFOLIO
                                           -------------------------------------------------------------------
                                            YEAR       YEAR       YEAR         PERIOD       YEAR       YEAR
                                            ENDED      ENDED      ENDED     DEC. 1, 2007    ENDED      ENDED
                                           OCT. 31,   OCT. 31,   OCT. 31,        TO        NOV. 30,   NOV. 30,
                                             2011       2010       2009     OCT. 31, 2008    2007       2006
                                           --------   --------   --------   -------------  --------   --------
Net Asset Value, Beginning of Period ...   $ 10.62    $  9.20    $  7.33      $ 15.41      $ 14.76    $ 12.93
                                           -------    -------    -------      -------      -------    -------
Income from Investment Operations
   Net Investment Income (Loss)(A) .....      0.25       0.18       0.18         0.32         0.28       0.26
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ........     (0.45)      1.42       2.46        (6.75)        1.63       3.10
                                           -------    -------    -------      -------      -------    -------
      Total from Investment
         Operations ....................     (0.20)      1.60       2.64        (6.43)        1.91       3.36
                                           -------    -------    -------      -------      -------    -------
Less Distributions
   Net Investment Income ...............     (0.22)     (0.18)     (0.28)       (0.27)       (0.28)     (0.22)
   Net Realized Gains ..................        --         --      (0.49)       (1.38)       (0.98)     (1.31)
                                           -------    -------    -------      -------      -------    -------
      Total Distributions ..............     (0.22)     (0.18)     (0.77)       (1.65)       (1.26)     (1.53)
                                           -------    -------    -------      -------      -------    -------
Net Asset Value, End of Period .........   $ 10.20    $ 10.62    $  9.20      $  7.33      $ 15.41    $ 14.76
                                           =======    =======    =======      =======      =======    =======
Total Return ...........................     (2.03)%    17.68%     41.04%      (46.30)%(C)   13.94%     28.59%
                                           -------    -------    -------      -------      -------    -------
Net Assets, End of Period
   (thousands) .........................   $75,790    $78,148    $58,954      $44,770      $79,720    $60,106
Ratio of Expenses to Average Net
   Assets ..............................      0.62%      0.63%      0.66%        0.62%(B)     0.62%      0.64%
Ratio of Expenses to Average Net
   Assets (Excluding Fees Paid
   Indirectly) .........................      0.62%      0.63%      0.66%        0.62%(B)     0.62%      0.64%
Ratio of Net Investment Income to
   Average Net Assets ..................      2.26%      1.87%      2.41%        2.90%(B)     1.84%      1.91%
Portfolio Turnover Rate ................        13%         9%        14%          18%(C)       20%        14%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               VA SHORT-TERM FIXED PORTFOLIO
                                           -------------------------------------------------------------------
                                             YEAR       YEAR       YEAR        PERIOD       YEAR       YEAR
                                             ENDED      ENDED      ENDED    DEC. 1, 2007    ENDED      ENDED
                                           OCT. 31,   OCT. 31,   OCT. 31,        TO        NOV. 30,   NOV. 30,
                                             2011       2010       2009     OCT. 31, 2008    2007       2006
                                           --------   --------   --------   -------------  --------   --------

Net Asset Value, Beginning of Period ...   $  10.31   $ 10.42    $ 10.34      $ 10.56      $ 10.44    $ 10.26
                                           --------   -------    -------      -------      -------    -------
Income from Investment Operations
   Net Investment Income (Loss)(A) .....       0.04      0.06       0.19         0.29         0.51       0.41
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ........       0.01      0.05       0.20        (0.04)       (0.01)      0.04
                                           --------   -------    -------      -------      -------    -------
      Total from Investment
         Operations ....................       0.05      0.11       0.39         0.25         0.50       0.45
                                           --------   -------    -------      -------      -------    -------
Less Distributions
   Net Investment Income ...............      (0.06)    (0.16)     (0.31)       (0.47)       (0.38)     (0.27)
   Net Realized Gains ..................      (0.05)    (0.06)        --           --           --         --
                                           --------   -------    -------      -------      -------    -------
      Total Distributions ..............      (0.11)    (0.22)     (0.31)       (0.47)       (0.38)     (0.27)
                                           --------   -------    -------      -------      -------    -------
Net Asset Value, End of Period .........   $  10.25   $ 10.31    $ 10.42      $ 10.34      $ 10.56    $ 10.44
                                           ========   =======    =======      =======      =======    =======
Total Return ...........................       0.42%     1.09%      3.84%        2.48%(C)     4.99%      4.49%
                                           --------   -------    -------      -------      -------    -------
Net Assets, End of Period
   (thousands) .........................   $115,501   $89,166    $82,248      $86,805      $83,736    $65,937
Ratio of Expenses to Average Net
   Assets ..............................       0.29%     0.30%      0.34%        0.31%(B)     0.31%      0.32%
Ratio of Expenses to Average Net
   Assets (Excluding Fees Paid
   Indirectly) .........................       0.29%     0.30%      0.34%        0.31%(B)     0.31%      0.32%
Ratio of Net Investment Income to
   Average Net Assets ..................       0.42%     0.60%      1.85%        3.03%(B)     4.93%      3.98%
Portfolio Turnover Rate ................         66%       79%        68%          20%(C)       22%        29%

                                                                VA GLOBAL BOND PORTFOLIO
                                           -------------------------------------------------------------------
                                            YEAR       YEAR       YEAR         PERIOD       YEAR       YEAR
                                            ENDED      ENDED      ENDED      DEC. 1, 2007   ENDED      ENDED
                                           OCT. 31,   OCT. 31,   OCT. 31,        TO        NOV. 30,   NOV. 30,
                                             2011       2010       2009      OCT.31, 2008    2007       2006
                                           --------   --------   --------   -------------  --------   --------
Net Asset Value, Beginning of Period ...   $  11.82   $  11.44   $ 10.97      $ 10.95      $ 10.46    $ 10.55
                                           --------   --------   -------      -------      -------    -------
Income from Investment Operations
   Net Investment Income (Loss)(A) .....       0.23       0.30      0.28         0.24         0.32       0.27
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ........       0.06       0.54      0.57           --         0.21       0.12
                                           --------   --------   -------      -------      -------    -------
      Total from Investment
         Operations ....................       0.29       0.84      0.85         0.24         0.53       0.39
                                           --------   --------   -------      -------      -------    -------
Less Distributions
   Net Investment Income ...............      (0.49)     (0.46)    (0.38)       (0.22)       (0.04)     (0.48)
   Net Realized Gains ..................      (0.34)        --        --           --           --         --
                                           --------   --------   -------      -------      -------    -------
      Total Distributions ..............      (0.83)     (0.46)    (0.38)       (0.22)       (0.04)     (0.48)
                                           --------   --------   -------      -------      -------    -------
Net Asset Value, End of Period .........   $  11.28   $  11.82   $ 11.44      $ 10.97      $ 10.95    $ 10.46
                                           ========   ========   =======      =======      =======    =======
Total Return ...........................       2.77%      7.61%     7.93%        2.18%(C)     5.06%      3.90%
                                           --------   --------   -------      -------      -------    -------
Net Assets, End of Period
   (thousands) .........................   $131,212   $107,954   $89,641      $92,313      $96,146    $77,418
Ratio of Expenses to Average Net
   Assets ..............................       0.29%      0.31%     0.34%        0.32%(B)     0.31%      0.33%
Ratio of Expenses to Average Net
   Assets (Excluding Fees Paid
   Indirectly) .........................       0.29%      0.31%     0.34%        0.32%(B)     0.31%      0.33%
Ratio of Net Investment Income to
   Average Net Assets ..................       2.10%      2.64%     2.51%        2.42%(B)     3.02%      2.59%
Portfolio Turnover Rate ................         71%        80%       65%          61%(C)       85%        97%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of sixty operational portfolios, six of which (the "Portfolios") are included in this report and the remaining fifty-four are presented in separate reports. The Portfolios are only available through a select group of insurance products.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     .    Level 1 - quoted prices in active markets for identical securities

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

     Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Debt securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of bid prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

     Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

     A summary of the inputs used to value the Portfolios' net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to the Portfolios. For the year ended October 31, 2011, the Portfolios' investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio ..   0.35%
VA U.S. Large Value Portfolio .....   0.25%
VA International Value Portfolio ..   0.40%
VA International Small Portfolio ..   0.50%
VA Short-Term Fixed Portfolio .....   0.25%
VA Global Bond Portfolio ..........   0.24%*

----------
* The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

EARNED INCOME CREDIT:

     In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                       FEES PAID
                                      INDIRECTLY
                                      ----------
VA International Value Portfolio ..       $--
VA International Small Portfolio ..        --
VA Global Bond Portfolio ..........        --

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio ..   $2
VA U.S. Large Value Portfolio .....    3
VA International Value Portfolio ..    2
VA International Small Portfolio ..    2
VA Short-Term Fixed Portfolio .....    3
VA Global Bond Portfolio ..........    3

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. GOVERNMENT     OTHER INVESTMENT
                                          SECURITIES          SECURITIES
                                      -----------------   -------------------
                                      PURCHASES   SALES   PURCHASES    SALES
                                      ---------   -----   ---------   -------
VA U.S. Targeted Value Portfolio ..       --        --     $14,118    $24,987
VA U.S. Large Value Portfolio .....       --        --      19,929     23,972

                                       U.S. GOVERNMENT       OTHER INVESTMENT
                                          SECURITIES           SECURITIES
                                      -------------------   -------------------
                                      PURCHASES    SALES    PURCHASES    SALES
                                      ---------   -------   ---------   -------
VA International Value Portfolio ..         --         --    $21,379    $20,298
VA International Small Portfolio ..         --         --     11,073     10,931
VA Short-Term Fixed Portfolio .....    $39,298    $32,396     38,498     24,229
VA Global Bond Portfolio ..........     12,347     17,521     93,934     66,088

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to realized gains on securities considered to be "passive foreign investment companies" and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                         INCREASE        INCREASE
                                        (DECREASE)      (DECREASE)
                                      UNDISTRIBUTED    ACCUMULATED
                                      NET INVESTMENT   NET REALIZED
                                          INCOME          GAINS
                                      --------------   ------------
VA U.S. Targeted Value Portfolio ..          --               --
VA U.S. Large Value Portfolio .....          --               --
VA International Value Portfolio ..        $ 25            $ (25)
VA International Small Portfolio ..         219             (219)
VA Short-Term Fixed Portfolio .....          --               --
VA Global Bond Portfolio ..........         903             (903)

     The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM       LONG-TERM
                                       CAPITAL GAINS   CAPITAL GAINS    TOTAL
                                      --------------   -------------   ------
VA U.S. Targeted Value Portfolio
2010 ..............................       $  694             --        $  694
2011 ..............................          634             --           634
VA U.S. Large Value Portfolio
2010 ..............................        1,802             --         1,802
2011 ..............................        2,142             --         2,142
VA International Value Portfolio
2010 ..............................        1,910             --         1,910
2011 ..............................        2,109             --         2,109

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM       LONG-TERM
                                       CAPITAL GAINS   CAPITAL GAINS   TOTAL
                                      --------------   -------------   ------
VA International Small Portfolio
2010 ..............................       $1,130               --      $1,130
2011 ..............................        1,598               --       1,598
VA Short-Term Fixed Portfolio
2010 ..............................        1,247           $  508       1,755
2011 ..............................          751              149         900
VA Global Bond Portfolio
2010 ..............................        3,642               --       3,642
2011 ..............................        4,991            2,681       7,672

     At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                     TOTAL NET
                                      NET INVESTMENT                                   DISTRIBUTABLE
                                        INCOME AND     UNDISTRIBUTED      CAPITAL        EARNINGS/
                                        SHORT-TERM       LONG-TERM         LOSS        (ACCUMULATED
                                      CAPITAL GAINS    CAPITAL GAINS    CARRYFORWARD       LOSSES)
                                      --------------   -------------   -------------   -------------
VA U.S. Targeted Value Portfolio ..       $  486              --         $(14,923)       $(14,437)
VA U.S. Large Value Portfolio .....        1,647              --           (4,700)         (3,053)
VA International Value Portfolio ..        2,937              --           (3,420)           (483)
VA International Small Portfolio ..        2,151          $2,931               --           5,082
VA Short-Term Fixed Portfolio .....          384             236               --             620
VA Global Bond Portfolio ..........        3,668           2,075               --           5,743

     For federal income tax purposes, the Fund measures its capital loss carryforwards as of October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

                                         EXPIRES ON
                                         OCTOBER 31,
                                      ----------------
                                        2017     2018     TOTAL
                                      -------   ------   -------
VA U.S. Targeted Value Portfolio ..   $12,427   $2,496   $14,923
VA U.S. Large Value Portfolio .....     4,700       --     4,700
VA International Value Portfolio ..     3,420       --     3,420

     During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA U.S. Targeted Value Portfolio ..   $2,818
VA U.S. Large Value Portfolio .....    4,218
VA International Value Portfolio ..    1,043
VA International Small Portfolio ..    1,203

     At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                      FEDERAL     UNREALIZED      UNREALIZED      APPRECIATION
                                      TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                      --------   ------------   --------------   --------------
VA U.S. Targeted Value Portfolio ..   $103,790      $14,972        $(21,004)        $ (6,032)
VA U.S. Large Value Portfolio .....    124,669       22,482         (18,492)           3,990
VA International Value Portfolio ..    116,088        7,786         (21,667)         (13,881)
VA International Small Portfolio ..     92,967       14,293         (21,457)          (7,164)
VA Short-Term Fixed Portfolio .....    117,446          248             (62)             186
VA Global Bond Portfolio ..........    131,689        2,901              --            2,901

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

     3. Forward Currency Contracts: VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2011, VA Global Bond Portfolio had entered into the following contract and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

                                                                                  UNREALIZED
                                                                                   FOREIGN
SETTLEMENT                                         CONTRACT       VALUE AT         EXCHANGE
   DATE      CURRENCY AMOUNT     CURRENCY SOLD      AMOUNT*   OCTOBER 31, 2011   GAIN (LOSS)
----------   ---------------   -----------------   --------   ----------------   -----------
11/25/11             338       UK Pound Sterling   $    540      $     543          $   3
11/25/11         (19,388)      UK Pound Sterling    (30,827)       (31,166)          (339)
11/02/11              14       Euro                      20             20             --
11/02/11              14       Euro                      20             20             --
11/02/11           1,008       Euro                   1,425          1,393            (32)
11/02/11         (1,036)       Euro                  (1,410)        (1,433)           (23)
11/25/11         (1,017)       Euro                  (1,438)        (1,406)            32
                                                   --------       --------          -----
                                                   $(31,670)      $(32,029)         $(359)
                                                   ========       ========          =====

* During the year ended October 31, 2011, VAGlobal Bond Portfolio's average cost basis contract amount of forward currency contracts was $(29,804) (in thousands).

     Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

     4. Futures Contracts: The Portfolios (other than the VA Short-Term Fixed Portfolio) may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At October 31, 2011, the Portfolios had no outstanding futures contracts.

     Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of VA Global Bond Portfolio's derivative instrument holdings for year ended October 31, 2011.

     The following is a summary of VA Global Bond Portfolio's location and value of derivative instrument holdings on VA Global Bond Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                                           ASSET DERIVATIVES VALUE
                              LOCATION ON THE STATEMENTS   -----------------------
                                    OF ASSETS AND             FOREIGN EXCHANGE
                                     LIABILITIES                  CONTRACTS
                              --------------------------   ---------------------------
VA Global Bond Portfolio ..   Unrealized Gain
                                 on Forward
                                 Currency Contracts                 $35

                                                           LIABILITY DERIVATIVES VALUE
                              LOCATION ON THE STATEMENTS   ---------------------------
                                    OF ASSETS AND               FOREIGN EXCHANGE
                                     LIABILITIES                    CONTRACTS
                              --------------------------   ---------------------------
VA Global Bond Portfolio ..   Unrealized Loss
                                 on Forward
                                 Currency Contracts                  $(394)

     The following is a summary of the location of realized and change in unrealized gains and losses on VA Global Bond Portfolio's Statements of Operations for VA Global Bond Portfolio's derivative instrument holdings through the year ended October 31, 2011:

      DERIVATIVE TYPE           LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------   -----------------------------------------------------------
Foreign exchange contracts ..   Net Realized Gain (Loss) on: Foreign Currency
                                   Transactions
                                Change in Unrealized Appreciation
                                   (Depreciation) of: Translation of Foreign
                                   Currency Denominated Amounts

     The following is a summary of the realized and change in unrealized gains and losses from VAGlobal Bond Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2011 (amounts in thousands):

                              REALIZED GAIN (LOSS)
                                 ON DERIVATIVES
                              RECOGNIZED IN INCOME
                              --------------------
                                FOREIGN EXCHANGE
                                    CONTRACTS
                              --------------------
VA Global Bond Portfolio ..          $(218)

                                    CHANGE IN UNREALIZED
                               APPRECIATION (DEPRECIATION) ON
                              DERIVATIVES RECOGNIZED IN INCOME
                              --------------------------------
                                      FOREIGN EXCHANGE
                                          CONTRACTS
                              --------------------------------
VA Global Bond Portfolio ..                  $74

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolios under this line of credit as of October 31, 2011.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands except percentage and days):

                                        WEIGHTED        WEIGHTED       NUMBER OF    INTEREST    MAXIMUM AMOUNT
                                         AVERAGE        AVERAGE          DAYS        EXPENSE   BORROWED DURING
                                      INTEREST RATE   LOAN BALANCE   OUTSTANDING*   INCURRED      THE PERIOD
                                      -------------   ------------   ------------   --------   ---------------
VA U.S. Targeted Value Portfolio ..        0.88%          $371            82           $1            $2,157
VA U.S. Large Value Portfolio .....        0.89%           471           100            1             1,876
VA International Value Portfolio ..        0.88%           703            58            1             2,541
VA International Small Portfolio ..        0.91%           262            90            1               796

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

     At October 31, 2011, VA U.S. Targeted Value Portfolio had a loan outstanding in the amount of $168 (in thousands).

I. SECURITIES LENDING:

     As of October 31, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures

     In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

     Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

     At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                       APPROXIMATE
                                                       PERCENTAGE
                                        NUMBER OF    OF OUTSTANDING
                                      SHAREHOLDERS       SHARES
                                      ------------   --------------
VA U.S. Targeted Value Portfolio ..         1              65%
VA U.S. Large Value Portfolio .....         1              67%
VA International Value Portfolio ..         2              77%
VA International Small Portfolio ..         2              72%
VA Short-Term Fixed Portfolio .....         1              72%
VA Global Bond Portfolio ..........         1              72%

     The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The

Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as VA U.S. Large Value Portfolio. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to VA U.S. Large Value Portfolio in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to VA U.S. Large Value Portfolio arising from the Lawsuits. Until VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of VA U.S. Large Value Portfolio's net asset value at this time.

     The VA U.S. Large Value Portfolio also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on net asset value of VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by VA U.S. Large Value Portfolio.

M. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                 FUND MANAGEMENT

                                   (UNAUDITED)

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

     Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

     Each Board's Performance Committee is comprised of George M.
Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

     Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      NAME, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND,        TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     ADDRESS AND AGE          LENGTH OF SERVICE         OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- -------------------- --------------------- ------------------------------------------------------
                                               DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides    DFAITC - since 1993  94 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and      DFAIDG - since 1983  investment companies  of Chicago Booth School of Business.
DIG.                        DIG - since 1993
Trustee of DFAITC and       DEM - since 1993
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould               DFAITC - since 1993  94 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and      DFAIDG - since 1986  investment companies  Professor of Economics, The University of Chicago
DIG.                        DIG - since 1993                           Booth School of Business (since 1965). Member
Trustee of DFAITC and       DEM - since 1993                           and Chair, Competitive Markets Advisory
DEM.                                                                   Committee, Chicago Mercantile Exchange (futures
The University of Chicago                                              trading exchange) (since 2004). Formerly, Director
Booth School of Business                                               of UNext, Inc. (1999-2006). Trustee, Harbor Fund
5807 S. Woodlawn                                                       (registered investment company) (30 Portfolios)
Avenue                                                                 (since 1994). Formerly, Member of the Board of
Chicago, IL 60637                                                      Milwaukee Mutal Insurance Company (1997-2010).
Age: 72

Roger G. Ibbotson           DFAITC - since 1993  94 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and      DFAIDG - since 1981  investment companies  Management (since 1984). Chairman, CIO and
DIG.                        DIG - since 1993                           Partner, Zebra Capital Management, LLC (hedge
Trustee of DFAITC and       DEM - since 1993                           fund manager) (since 2001). Consultant to
DEM.                                                                   Morningstar, Inc. (since 2006). Formerly, Chairman,
Yale School of                                                         Ibbotson Associates, Inc., Chicago, IL (software
Management                                                             data publishing and consulting) (1977-2006).
135 Prospect Street                                                    Formerly, Director, BIRR Portfolio Analysis, Inc.
New Haven, CT                                                          (software products) (1990-2010).
06520-8200
Age: 68

      NAME, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND,        TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     ADDRESS AND AGE          LENGTH OF SERVICE         OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- -------------------- --------------------- ------------------------------------------------------
Edward P. Lazear            DFAITC - since 2010  94 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and      DFAIDG - since 2010  investment companies  (since 2002). Jack Steele Parker Professor of
DIG.                        DIG - since 2010                           Human Resources Management and Economics,
Trustee of DFAITC and       DEM - since 2010                           Graduate School of Business, Stanford University
DEM.                                                                   (since 1995). Cornerstone Research (expert
Stanford University                                                    testimony and economic and financial analysis)
Graduate School of                                                     (since 2009). Formerly, Chairman of the President
Business                                                               George W. Bush's Council of Economic Advisers
518 Memorial Way                                                       (2006-2009). Formerly, Council of Economic
Stanford, CA 94305-5015                                                Advisors, State of California (2005-2006). Formerly,
Age: 63                                                                Commissioner, White House Panel on Tax Reform
                                                                       (2005).

Myron S. Scholes            DFAITC - since 1993  94 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and      DFAIDG - since 1981  investment companies  Stanford University (since 1981). Formerly,
DIG.                        DIG - since 1993                           Chairman, Platinum Grove Asset Management, L.P.
Trustee of DFAITC and       DEM - since 1993                           (hedge fund) (formerly, Oak Hill Platinum Partners)
DEM.                                                                   (1999-2009). Formerly, Managing Partner, Oak Hill
c/o Dimensional Fund                                                   Capital Management (private equity firm) (until
Advisors, L.P.                                                         2004). Director, American Century Fund Complex
6300 Bee Cave Road                                                     (registered investment companies) (40 Portfolios)
Building 1                                                             (since 1980). Formerly, Director, Chicago
Austin, TX 78746                                                       Mercantile Exchange (2001-2008).
Age: 70

Abbie J. Smith              DFAITC - since 2000  94 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and      DFAIDG - since 2000  investment companies  Professor of Accounting, The University of Chicago
DIG.                        DIG - since 2000                           Booth School of Business (since 1980). Co-Director
Trustee of DFAITC and       DEM - since 2000                           Investment Research, Fundamental Investment
DEM.                                                                   Advisors (hedge fund) (since 2008). Director, HNI
The University of Chicago                                              Corporation (formerly known as HON Industries
Booth School of Business                                               Inc.) (office furniture) (since 2000). Director, Ryder
5807 S. Woodlawn                                                       System Inc. (transportation, logistics and
Avenue                                                                 supply-chain management) (since 2003). Trustee,
Chicago, IL 60637                                                      UBS Funds (3 investment companies within the
Age: 58                                                                fund complex) (52 portfolios) (since 2009).

      NAME, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     ADDRESS AND AGE          LENGTH OF SERVICE         OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- -------------------- --------------------- ------------------------------------------------------
                         INTERESTED TRUSTEES/DIRECTORS*

David G. Booth              DFAITC - since 1993  94 portfolios in 4    Chairman, Director/Trustee, President, and
Chairman, Director,         DFAIDG - since 1981  investment companies  Co-Chief Executive Officer (since January 2010) of
Co-Chief Executive Officer  DIG - since 1992                           Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG     DEM - since 1993                           Advisors LP, DFA Securities LLC, Dimensional
and DIG. Chairman,                                                     Emerging Markets Value Fund, DFAIDG,
Trustee, Co-Chief                                                      Dimensional Investment Group Inc. and The DFA
Executive Officer and                                                  Investment Trust Company. Director of Dimensional
President of DFAITC and                                                Fund Advisors Ltd., Dimensional Funds PLC,
DEM.                                                                   Dimensional Funds II PLC, DFA Australia Limited
6300 Bee Cave Road,                                                    and Dimensional Cayman Commodity Fund I Ltd.
Building One                                                           Chairman and President of Dimensional SmartNest
Austin, Texas 78746                                                    LLC and Dimensional SmartNest (US) LLC.
Age: 64                                                                Chairman, Director and Co-Chief Executive Officer
                                                                       of Dimensional Fund Advisors Canada ULC.
                                                                       Limited Partner, Oak Hill Partners (since 2001) and
                                                                       VSC Investors, LLC (since 2007). Trustee, The
                                                                       University of Chicago. Trustee, University of
                                                                       Kansas Endowment Association. Formerly, Chief
                                                                       Executive Officer (until 2010) and Chief Investment
                                                                       Officer (2003-2007) of Dimensional Fund Advisors
                                                                       LP, DFA Securities LLC, Dimensional Emerging
                                                                       Markets Value Fund, DFAIDG, Dimensional
                                                                       Investment Group Inc., The DFA Investment Trust
                                                                       Company and Dimensional Holdings Inc. Formerly,
                                                                       Chief Investment Officer of Dimensional Fund
                                                                       Advisors Ltd. Formerly, President and Chief
                                                                       Investment Officer of DFA Australia Limited.
                                                                       Formerly, Director, SA Funds (registered investment
                                                                       company).

Eduardo A. Repetto          DFAITC - since 2009  94 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief          DFAIDG - since 2009  investment companies  Chief Investment Officer (since March 2007) and
Executive Officer and       DIG - since 2009                           Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of DEM - since 2009                           Dimensional Fund Advisors LP, DFA Securities
DFAIDG and DIG.                                                        LLC, Dimensional Emerging Markets Value Fund,
Trustee, Co-Chief                                                      DFAIDG, Dimensional Investment Group Inc., The
Executive Officer and                                                  DFA Investment Trust Company and Dimensional
Chief Investment Officer of                                            Cayman Commodity Fund I Ltd. Co-Chief
DFAITC and DEM.                                                        Executive Officer, President and Chief Investment
6300 Bee Cave Road,                                                    Officer of Dimensional Fund Advisors Canada ULC.
Building One                                                           Chief Investment Officer, Vice President and
Austin, TX 78746                                                       Director of DFA Australia Limited. Director of
Age: 44                                                                Dimensional Fund Advisors Ltd., Dimensional
                                                                       Funds PLC and Dimensional Funds II PLC.
                                                                       Co-Chief Executive Officer of Dimensional
                                                                       SmartNest LLC and Dimensional SmartNest (US)
                                                                       LLC. Formerly, Vice President of Dimensional
                                                                       Holdings Inc., Dimensional Fund Advisors LP, DFA
                                                                       Securities LLC, Dimensional Emerging Markets
                                                                       Value Fund, DFAIDG, Dimensional Investment
                                                                       Group Inc., The DFA Investment Trust Company
                                                                       and Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                            TERM OF OFFICE/1/
     NAME, POSITION WITH THE FUND            AND LENGTH OF
               AND AGE                          SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
                                                              OFFICERS

April A. Aandal                                 Since 2008        Vice President, Global Business Development of all the DFA
Vice President, Global Business                                   Entities. Chief Learning Officer of Dimensional (September
Development                                                       2008-October 2011). Formerly, Regional Director of Dimensional
Age: 48                                                           (2004-2008).

Darryl D. Avery                                 Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 45

Arthur H. Barlow                                Since 1993        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Age: 55

John T. Blood                                   Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2010). Formerly, Chief Market Strategist at
Age: 42                                                           Commonwealth Financial (2007-2010); Director of Research at
                                                                  Commonwealth Financial (2000-2007).

Scott A. Bosworth                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since November 1997).
Age: 42

Valerie A. Brown                                Since 2001        Vice President and Assistant Secretary of all the DFA Entities,
Vice President and Assistant                                      DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Secretary                                                         Dimensional Fund Advisors Canada ULC (since 2003) and
Age: 44                                                           Dimensional Cayman Commodity Fund I Ltd.

David P. Butler                                 Since 2007        Vice President of all the DFA Entities. Head of Global Financial
Vice President                                                    Services of Dimensional (since 2008). Formerly, Regional Director
Age: 47                                                           of Dimensional (January 1995 to January 2005).

James G. Charles                                Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2008-2010). Formerly, Vice President, Client
Age: 55                                                           Portfolio Manager at American Century Investments (2001-2008).

Joseph H. Chi                                   Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since October 2005).
Age: 45

Stephen A. Clark                                Since 2004        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                    Dimensional Fund Advisors Canada ULC.
Age: 39

Robert P. Cornell                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Financial Services Group of Dimensional (since August 1993).
Age: 62

George H. Crane                                 Since 2010        Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                                    President and Managing Director at State Street Bank & Trust
Age: 56                                                           Company (2007-2008). Managing Director, Head of Investment
                                                                  Administration and Operations at State Street Research &
                                                                  Management Company (2002-2005).

Christopher S. Crossan                          Since 2004        Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                                   Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance                                                        Dimensional SmartNest LLC and Dimensional SmartNest (US)
Officer                                                           LLC. Chief Compliance Officer of Dimensional Fund Advisors
Age: 45                                                           Canada ULC.

                                            TERM OF OFFICE/1/
     NAME, POSITION WITH THE FUND            AND LENGTH OF
               AND AGE                          SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
James L. Davis                                  Since 1999        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Age: 54

Robert T. Deere                                 Since 1994        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                    Dimensional Fund Advisors Canada ULC.
Age: 54

Peter F. Dillard                                Since 2010        Vice President of all the DFA Entities. Research Associate for
Vice President                                                    Dimensional (since August 2008). Formerly, Research Assistant for
Age: 39                                                           Dimensional (April 2006-August 2008).

Robert W. Dintzner                              Since 2001        Vice President of all the DFA Entities. Chief Communications
Vice President and Chief                                          Officer of Dimensional (since 2010).
Communications Officer
Age: 41

Richard A. Eustice                              Since 1998        Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                      DFA Australia Limited. Chief Operating Officer of Dimensional
Secretary                                                         Fund Advisors Ltd. (since July 2008). Formerly, Vice President of
Age: 46                                                           Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                             Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 40

Jed S. Fogdall                                  Since 2008        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since September 2004).
Age: 37

Jeremy P. Freeman                               Since 2009        Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                                    for Dimensional (since June 2006). Formerly, Principal at AIM
Age: 40                                                           Investments/Amvescap PLC (now Invesco) (June 1998-June
                                                                  2006).

Mark R. Gochnour                                Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional.
Age: 44

Henry F. Gray                                   Since 2000        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 44

John T. Gray                                    Since 2007        Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                    Director of Dimensional (January 2005 to February 2007).
Age: 37

Joel H. Hefner                                  Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since June 1998).
Age: 43

Julie C. Henderson                              Since 2005        Vice President and Fund Controller of all the DFA Entities and
Vice President and Fund Controller                                Dimensional Cayman Commodity Fund I Ltd.
Age: 37

Kevin B. Hight                                  Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 43

Christine W. Ho                                 Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 43

Michael C. Horvath                              Since 2011        Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                    Director, Co-Head Global Consultant Relations at BlackRock
Age: 51                                                           (2004-2011).

Jeff J. Jeon                                    Since 2004        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd.
Age: 37

                                            TERM OF OFFICE/1/
     NAME, POSITION WITH THE FUND            AND LENGTH OF
               AND AGE                          SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Patrick M. Keating                              Since 2003        Vice President of all the DFA Entities and Dimensional Cayman
Vice President and Chief Operating                                Commodity Fund I Ltd. and Chief Operating Officer of Dimensional
Officer                                                           and Dimensional Cayman Commodity Fund I Ltd. Director, Vice
Age: 56                                                           President and Chief Privacy Officer of Dimensional Fund Advisors
                                                                  Canada ULC. Director of DFA Australia Limited.

David M. Kershner                               Since 2010        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since June 2004).
Age: 40

Timothy R. Kohn                                 Since 2011        Vice President of all the DFA Entities. Head of Defined
Vice President                                                    Contribution Sales for Dimensional (since August 2010). Formerly,
Age: 40                                                           Chief DC Strategist, Barclays Global Investors (2005-2009).

Joseph F. Kolerich                              Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 39

Stephen W. Kurad                                Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2007-2010).
Age: 42

Michael F. Lane                                 Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 44

Juliet Lee                                      Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Marlena I. Lee                                  Since 2011        Vice President of all the DFA Entities. Research Associate for
Vice President                                                    Dimensional (July 2008-2010).
Age: 30

Apollo D. Lupescu                               Since 2009        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (since February 2004).
Age: 42

Kenneth M. Manell                               Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd. Counsel for Dimensional (since September
Age: 38                                                           2006). Formerly, Assistant General Counsel at Castle & Cooke
                                                                  (January 2004-September 2006).

Aaron M. Marcus                                 Since 2008        Vice President and Head of Global Human Resources of
Vice President & Head of Global                                   Dimensional. Formerly, Global Head of Recruiting and Vice
Human Resources                                                   President of Goldman Sachs & Co. (June 2006 to January 2008),
Age: 41                                                           and Global Co-Head of HR of the Equities & FICC Division, and
                                                                  Vice President of Goldman Sachs & Co. (May 2005 to May 2006).

David R. Martin                                 Since 2007        Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial Officer                           DFA Entities. Director, Vice President, Chief Financial Officer
and Treasurer                                                     and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia
Age: 54                                                           Limited. Chief Financial Officer, Treasurer, and Vice President of
                                                                  Dimensional Fund Advisors Canada ULC, Dimensional SmartNest LLC,
                                                                  Dimensional SmartNest (US) LLC and Dimensional Cayman Commidity
                                                                  Fund I Ltd. Director of Dimensional Funds PLC and Dimensional
                                                                  Funds II PLC. Formerly, Executive Vice President and Chief
                                                                  Financial Officer of Janus Capital Group Inc. (June 2005 to March
                                                                  2007).

Catherine L. Newell                     Vice President since 1997 Vice President and Secretary of all the DFA Entities. Director,
Vice President and Secretary             and Secretary since 2000 Vice President and Secretary of DFA Australia Limited and
Age: 47                                                           Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of
                                                                  Dimensional Fund Advisors Canada ULC (since June 2003),
                                                                  Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and
                                                                  Dimensional Cayman Commodity Fund I Ltd. Director, Dimensional
                                                                  Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities,
                                                                  DFA Australia Limited and Dimensional Fund Advisors Ltd.

                                            TERM OF OFFICE/1/
     NAME, POSITION WITH THE FUND            AND LENGTH OF
               AND AGE                          SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Christian A. Newton                             Since 2009        Vice President of all DFA Entities. Web Services Manager
Vice President                                                    for Dimensional (since January 2008).
Age: 36                                                           Formerly, Design Manager of Dimensional (2005-2008).

Pamela B. Noble                                 Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 47                                                           Manager at USAA Investment Management Company
                                                                  (2001-2006).

Carolyn L. O                                    Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd. Deputy General Counsel, Funds (since
Age: 37                                                           2011). Counsel for Dimensional (2007-2011). Formerly, Associate
                                                                  at K&L Gates LLP (January 2004-September 2007).

Gerard K. O'Reilly                              Since 2007        Vice President of all the DFA Entities. Formerly, Research
Vice President                                                    Associate of Dimensional (2004 to 2006).
Age: 34

Daniel C. Ong                                   Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since July 2005).
Age: 37

Kyle K. Ozaki                                   Since 2010        Vice President of all the DFA Entities. Senior Compliance Officer
Vice President                                                    for Dimensional (since January 2008). Formerly, Compliance
Age: 33                                                           Officer (February 2006-December 2007) and Compliance Analyst
                                                                  (August 2004-January 2006) for Dimensional.

David A. Plecha                                 Since 1993        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                    Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
Age: 50                                                           Canada ULC.

Allen Pu                                        Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (July 2006-2010).
Age: 40

Stephen A. Quance                               Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (October 2006-2010).
Age: 37

Theodore W. Randall                             Since 2008        Vice President of all the DFA Entities. Formerly, Research
Vice President                                                    Associate of Dimensional (2006-2008). Systems Developer of
Age: 38                                                           Dimensional (2001-2006).

L. Jacobo Rodriguez                             Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Julie A. Saft                                   Since 2010        Vice President of all the DFA Entities. Client Systems Manager
Vice President                                                    for Dimensional (since July 2008). Formerly, Senior Manager at
Age: 52                                                           Vanguard (November 1997-July 2008).

David E. Schneider                              Since 2001        Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                    Advisors Canada ULC. Head of Institutional Services of
Age: 65                                                           Dimensional.

Walid A. Shinnawi                               Since 2010        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (since March 2006). Formerly, Senior Director at
Age: 49                                                           Moody's KMV (1999-March 2006).

Bruce A. Simmons                                Since 2009        Vice President of all the DFA Entities. Investment Operations
Vice President                                                    Manager for Dimensional (since May 2007). Formerly, Vice
Age: 46                                                           President Client and Fund Reporting at Mellon Financial
                                                                  (September 2005-May 2007).

Edward R. Simpson                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since December 2002).
Age: 43

Bryce D. Skaff                                  Since 2007        Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                    Director of Dimensional (December 1999 to January 2007).
Age: 36

                                            TERM OF OFFICE/1/
     NAME, POSITION WITH THE FUND            AND LENGTH OF
               AND AGE                          SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Andrew D. Smith                                 Since 2011        Vice President of all the DFA Entities. Project Manager for
Vice President                                                    Dimensional (2007-2010). Formerly, Business Analyst Manager,
Age: 43                                                           National Instruments (2003-2007).

Grady M. Smith                                  Since 2004        Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                    Advisors Canada ULC.
Age: 55

Carl G. Snyder                                  Since 2000        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 48

Lawrence R. Spieth                              Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 63

Bradley G. Steiman                              Since 2004        Vice President of all the DFA Entities and Director and Vice
Vice President                                                    President of Dimensional Fund Advisors Canada ULC.
Age: 38

Robert C. Trotter                               Since 2009        Vice President of all the DFA Entities. Senior Manager, Technology
Vice President                                                    for Dimensional (since March 2007). Formerly, Director of
Age: 53                                                           Technology at AMVESCAP (2002-2007).

Karen E. Umland                                 Since 1997        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                    Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
Age: 45                                                           Canada ULC.

Brian J. Walsh                                  Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since 2004).
Age: 41

Weston J. Wellington                            Since 1997        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 60

Ryan J. Wiley                                   Since 2007        Vice President of all the DFA Entities. Senior Trader of
Vice President                                                    Dimensional. Formerly, Portfolio Manager (2006 to 2007) and
Age: 35                                                           Trader (2001 to 2006) for Dimensional.

Paul E. Wise                                    Since 2005        Vice President of all the DFA Entities. Chief Technology Officer
Vice President                                                    for Dimensional (since 2004).
Age: 56

John S. Wotowicz                                Since 2010        Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                    Director at Morgan Stanley (1999-2007).
Age: 47

Joseph L. Young                                 Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2005-2010).
Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of T

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                 QUALIFYING
                                                                                                     FOR
                                            NET                                                   CORPORATE
                                         INVESTMENT     SHORT-TERM    LONG-TERM                   DIVIDENDS  QUALIFYING
                                           INCOME      CAPITAL GAIN  CAPITAL GAIN    TOTAL        RECEIVED    DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1)  INCOME(2)
------------------------------------    ------------- ------------- ------------- ------------- ------------ ----------
VA U.S. Targeted Value Portfolio ......     100%           --            --           100%          100%        100%
VA U.S. Large Value Portfolio .........     100%           --            --           100%          100%        100%
VA International Value Portfolio ......     100%           --            --           100%          100%        100%
VA International Small Portfolio ......     100%           --            --           100%          100%        100%
VA Short-Term Fixed Portfolio .........      54%           29%           17%          100%           --          --
VA Global Bond Portfolio ..............      59%            6%           35%          100%           --          --
                                                                                   QUALIFYING
                                           U.S.      FOREIGN   FOREIGN  QUALIFYING SHORT-TERM
                                         GOVERNMENT    TAX      SOURCE   INTEREST    CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.    INTEREST(3) CREDIT(4) INCOME(5)  INCOME(6)   GAIN(7)
------------------------------------    ----------- --------- --------- ---------- ----------
VA U.S. Targeted Value Portfolio ......     --         --        --        100%       100%
VA U.S. Large Value Portfolio .........     --         --        --        100%       100%
VA International Value Portfolio ......     --          2%       95%       100%       100%
VA International Small Portfolio ......     --          7%       93%       100%       100%
VA Short-Term Fixed Portfolio .........     10%        --        --        100%       100%
VA Global Bond Portfolio ..............     --         --        --        100%       100%

----------
(1) Qualifying dividends represent dividends which qualify for the Corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions) . Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions) . Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income for this fund.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions) .
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO]   Recycled
         Recyclable   DFA103111-004A

                                                                          [LOGO]

ANNUAL REPORT
year ended: October 31, 2011

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,


/s/ David G. Booth
-------------------------------------
David G. Booth
Chairman and Co-Chief Executive Officer

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES ..............................      1
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts ...................................................      2
   Management's Discussion and Analysis .................................      3
   Disclosure of Fund Expenses ..........................................      6
   Disclosure of Portfolio Holdings .....................................      7
   Schedules of Investments
      LWAS/DFA U.S. High Book to Market Portfolio .......................      8
      LWAS/DFA Two-Year Fixed Income Portfolio ..........................      9
      LWAS/DFA Two-Year Government Portfolio ............................     11
   Statements of Assets and Liabilities .................................     12
   Statements of Operations .............................................     14
   Statements of Changes in Net Assets ..................................     15
   Financial Highlights .................................................     16
   Notes to Financial Statements ........................................     18
   Report of Independent Registered Public Accounting Firm ..............     25
DFA INVESTMENT DIMENSIONS GROUP INC. - LWAS/DFA INTERNATIONAL HIGH
   BOOK TO MARKET PORTFOLIO
   Performance Chart ....................................................     26
   Management's Discussion and Analysis .................................     27
   Disclosure of Fund Expenses ..........................................     29
   Disclosure of Portfolio Holdings .....................................     30
   Schedule of Investments ..............................................     31
   Statement of Assets and Liabilities ..................................     32
   Statement of Operations ..............................................     33
   Statements of Changes in Net Assets ..................................     34
   Financial Highlights .................................................     35
   Notes to Financial Statements ........................................     36
   Report of Independent Registered Public Accounting Firm ..............     41
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts ...................................................     42
   Management's Discussion and Analysis .................................     43
   Disclosure of Fund Expenses ..........................................     46
   Disclosure of Portfolio Holdings .....................................     47
   Summary Schedules of Portfolio Holdings
      The U.S. Large Cap Value Series ...................................     48
      The DFA International Value Series ................................     51
   Statements of Assets and Liabilities .................................     55
   Statements of Operations .............................................     56
   Statements of Changes in Net Assets ..................................     57
   Financial Highlights .................................................     58
   Notes to Financial Statements ........................................     59
   Report of Independent Registered Public Accounting Firm ..............     67
FUND MANAGEMENT .........................................................     68
VOTING PROXIES ON FUND PORTFOLIO SECURITIES .............................     77
NOTICE TO SHAREHOLDERS ..................................................     78

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

ADR      American Depositary Receipt
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
P.L.C.   Public Limited Company

Investment Footnotes

+    See Note B to Financial Statements.

++   Securities have generally been fair valued. See Note B to Financial
     Statements.

** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

@    Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of October 31, 2011.

(S)  Affiliated Fund.

FINANCIAL HIGHLIGHTS

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

--     Amounts designated as -- are either zero or rounded to zero.
REIT   Real Estate Investment Trust
RIC    Registered Investment Company
SEC    Securities and Exchange Commission

                        DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

LWAS/DFA U. S . HIGH BOOK TO MARKET PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001  ROUNDED     LWAS/DFA U.S. High Book
            LBKF - 82    to Market Portfolio       RUSSELL 1000 VALUE INDEX
                        -----------------------    ------------------------
10/01       10/31/2001          10,000.00                  10,000.00
            11/30/2001          10,940.25                  10,581.00
            12/31/2001          11,198.78                  10,830.71
            1/31/2002           11,312.02                  10,747.32
            2/28/2002           11,459.22                  10,764.51
            3/31/2002           11,931.37                  11,273.67
            4/30/2002           11,829.29                  10,886.99
            5/31/2002           11,897.34                  10,941.42
            6/30/2002           11,179.40                  10,313.38
            7/31/2002            9,928.40                   9,354.24
            8/31/2002           10,087.62                   9,424.39
            9/30/2002            8,967.44                   8,376.40
            10/31/2002           9,321.12                   8,997.09
            11/30/2002           9,971.43                   9,563.91
2003        12/31/2002           9,522.81                   9,148.84
            1/31/2003            9,302.16                   8,927.43
            2/28/2003            9,023.44                   8,689.07
            3/31/2003            8,989.70                   8,703.84
            4/30/2003            9,816.48                   9,469.78
            5/31/2003           10,468.58                  10,081.53
            6/30/2003           10,580.11                  10,207.55
            7/31/2003           10,848.70                  10,359.64
            8/31/2003           11,234.06                  10,521.25
            9/30/2003           10,987.74                  10,418.14
            10/31/2003          11,714.01                  11,055.73
            11/30/2003          11,983.43                  11,206.09
2004        12/31/2003          12,803.26                  11,896.39
            1/31/2004           13,015.08                  12,105.76
            2/29/2004           13,344.58                  12,364.83
            3/31/2004           13,293.92                  12,256.02
            4/30/2004           13,070.00                  11,956.97
            5/31/2004           13,140.71                  12,078.93
            6/30/2004           13,534.66                  12,363.99
            7/31/2004           13,097.30                  12,189.66
            8/31/2004           13,097.30                  12,362.75
            9/30/2004           13,498.66                  12,554.38
            10/31/2004          13,652.73                  12,762.78
            11/30/2004          14,553.43                  13,408.58
2005        12/31/2004          15,131.89                  13,857.76
            1/31/2005           14,750.92                  13,611.10
            2/28/2005           15,191.42                  14,061.62
            3/31/2005           15,149.35                  13,868.98
            4/30/2005           14,636.82                  13,620.72
            5/31/2005           15,256.62                  13,948.73
            6/30/2005           15,567.11                  14,101.26
            7/31/2005           16,343.67                  14,509.24
            8/31/2005           16,200.31                  14,446.19
            9/30/2005           16,451.43                  14,649.02
            10/31/2005          16,008.42                  14,276.97
            11/30/2005          16,654.98                  14,743.83
2006        12/31/2005          16,672.56                  14,831.90
            1/31/2006           17,459.01                  15,407.84
            2/28/2006           17,398.51                  15,501.93
            3/31/2006           17,704.14                  15,711.91
            4/30/2006           18,200.97                  16,111.25
            5/31/2006           17,861.67                  15,704.27
            6/30/2006           18,014.57                  15,804.62
            7/31/2006           17,759.13                  16,188.89
            8/31/2006           18,038.90                  16,459.82
            9/30/2006           18,537.81                  16,787.77
            10/31/2006          19,269.56                  17,337.39
            11/30/2006          19,635.44                  17,733.15
2007        12/31/2006          20,023.36                  18,131.24
            1/31/2007           20,604.48                  18,363.12
            2/28/2007           20,288.66                  18,076.84
            3/31/2007           20,425.61                  18,356.32
            4/30/2007           21,298.82                  19,034.63
            5/31/2007           22,172.03                  19,721.20
            6/30/2007           21,812.42                  19,260.39
            7/31/2007           20,454.70                  18,369.72
            8/31/2007           20,061.34                  18,575.56
            9/30/2007           20,579.39                  19,213.59
            10/31/2007          20,693.93                  19,215.71
            11/30/2007          19,535.78                  18,276.56
2008        12/31/2007          19,457.69                  18,099.83
            1/31/2008           18,713.48                  17,374.87
            2/29/2008           18,145.17                  16,646.90
            3/31/2008           17,961.37                  16,522.05
            4/30/2008           19,100.91                  17,327.43
            5/31/2008           19,548.59                  17,299.93
            6/30/2008           17,404.98                  15,643.96
            7/31/2008           17,214.31                  15,587.48
            8/31/2008           17,541.17                  15,852.47
            9/30/2008           15,966.17                  14,687.77
            10/31/2008          12,367.97                  12,145.13
            11/30/2008          11,150.33                  11,274.22
2009        12/31/2008          11,518.72                  11,430.71
            1/31/2009           10,148.10                  10,116.29
            2/28/2009            8,722.11                   8,764.65
            3/31/2009            9,577.60                   9,514.06
            4/30/2009           11,122.37                  10,533.88
            5/31/2009           11,979.02                  11,185.26
            6/30/2009           11,832.61                  11,102.66
            7/31/2009           12,956.85                  12,011.43
            8/31/2009           13,828.14                  12,639.69
            9/30/2009           14,423.35                  13,128.03
            10/31/2009          13,803.60                  12,726.25
            11/30/2009          14,578.29                  13,443.54
2010        12/31/2009          14,981.67                  13,681.45
            1/31/2010           14,627.67                  13,296.67
            2/28/2010           15,264.88                  13,716.38
            3/31/2010           16,450.01                  14,609.32
            4/30/2010           16,960.96                  14,987.35
            5/31/2010           15,513.25                  13,755.45
            6/30/2010           14,340.45                  12,981.10
            7/31/2010           15,451.23                  13,859.89
            8/31/2010           14,511.34                  13,266.83
            9/30/2010           15,935.45                  14,296.12
            10/31/2010          16,523.53                  14,725.09
            11/30/2010          16,394.44                  14,647.16
2011        12/31/2010          17,995.33                  15,802.89
            1/31/2011           18,557.68                  16,160.37
            2/28/2011           19,567.04                  16,756.44
            3/31/2011           19,662.71                  16,822.99
            4/30/2011           20,139.81                  17,270.96
            5/31/2011           19,865.12                  17,088.49
            6/30/2011           19,497.61                  16,738.11
            7/31/2011           18,612.67                  16,182.92
            8/31/2011           17,031.39                  15,173.01
            9/30/2011           15,315.95                  14,026.33
10/11       10/31/2011          17,428.99                  15,632.24

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      5.48%  -1.99% 5.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment GrouP 1995-2011, all rights reserved.

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001  ROUNDED        LWAS/DFA Two-Year    BOFA MERRILL LYNCH US CORPORATE
            CRP2 - 83   Fixed Income Portfolio  AND GOVERNMENT INDEX 1-3 YEARS
                        ----------------------  -------------------------------
10/01       10/31/2001       10,000.00                   10,000.00
            11/30/2001        9,990.25                    9,974.00
            12/31/2001       10,005.39                    9,979.98
            1/31/2002        10,035.03                   10,000.94
            2/28/2002        10,084.41                   10,044.95
            3/31/2002        10,015.27                    9,981.66
            4/30/2002        10,114.53                   10,091.46
            5/31/2002        10,174.09                   10,143.94
            6/30/2002        10,253.96                   10,222.05
            7/31/2002        10,364.00                   10,329.38
            8/31/2002        10,404.02                   10,378.96
            9/30/2002        10,454.43                   10,464.07
            10/31/2002       10,494.75                   10,483.95
            11/30/2002       10,484.67                   10,480.80
2003        12/31/2002       10,568.03                   10,587.71
            1/31/2003        10,588.88                   10,602.53
            2/28/2003        10,630.57                   10,656.60
            3/31/2003        10,648.26                   10,680.05
            4/30/2003        10,669.16                   10,717.43
            5/31/2003        10,710.96                   10,775.30
            6/30/2003        10,718.13                   10,797.93
            7/31/2003        10,655.14                   10,733.14
            8/31/2003        10,665.64                   10,742.80
            9/30/2003        10,751.85                   10,852.38
            10/31/2003       10,709.73                   10,812.22
            11/30/2003       10,709.73                   10,812.22
2004        12/31/2003       10,770.04                   10,880.34
            1/31/2004        10,791.66                   10,907.54
            2/29/2004        10,824.10                   10,963.17
            3/31/2004        10,855.46                   11,001.54
            4/30/2004        10,768.88                   10,895.27
            5/31/2004        10,736.41                   10,877.83
            6/30/2004        10,723.46                   10,877.83
            7/31/2004        10,766.92                   10,925.70
            8/31/2004        10,832.11                   11,007.64
            9/30/2004        10,822.33                   11,001.03
            10/31/2004       10,844.15                   11,037.34
            11/30/2004       10,800.51                   10,984.36
2005        12/31/2004       10,808.15                   11,010.72
            1/31/2005        10,808.15                   11,007.53
            2/28/2005        10,797.14                   10,985.40
            3/31/2005        10,797.14                   10,980.13
            4/30/2005        10,852.29                   11,042.50
            5/31/2005        10,885.37                   11,089.87
            6/30/2005        10,900.91                   11,115.27
            7/31/2005        10,889.78                   11,085.48
            8/31/2005        10,934.28                   11,157.64
            9/30/2005        10,934.22                   11,129.53
            10/31/2005       10,945.40                   11,127.52
            11/30/2005       10,978.94                   11,161.46
2006        12/31/2005       11,012.61                   11,203.65
            1/31/2006        11,046.53                   11,227.29
            2/28/2006        11,080.45                   11,239.75
            3/31/2006        11,113.37                   11,257.51
            4/30/2006        11,147.43                   11,292.86
            5/31/2006        11,192.83                   11,309.91
            6/30/2006        11,224.80                   11,331.40
            7/31/2006        11,282.01                   11,417.63
            8/31/2006        11,327.78                   11,500.30
            9/30/2006        11,377.27                   11,562.40
            10/31/2006       11,423.43                   11,612.58
            11/30/2006       11,469.58                   11,674.48
2007        12/31/2006       11,524.18                   11,680.08
            1/31/2007        11,571.08                   11,708.11
            2/28/2007        11,617.97                   11,802.83
            3/31/2007        11,667.47                   11,848.62
            4/30/2007        11,714.70                   11,893.18
            5/31/2007        11,761.94                   11,885.56
            6/30/2007        11,813.16                   11,934.53
            7/31/2007        11,860.99                   12,031.32
            8/31/2007        11,920.77                   12,132.38
            9/30/2007        11,961.88                   12,219.74
            10/31/2007       12,010.30                   12,270.94
            11/30/2007       12,046.63                   12,449.11
2008        12/31/2007       12,105.13                   12,482.97
            1/31/2008        12,142.04                   12,698.31
            2/29/2008        12,178.94                   12,813.73
            3/31/2008        12,193.78                   12,814.63
            4/30/2008        12,218.54                   12,741.46
            5/31/2008        12,243.30                   12,713.55
            6/30/2008        12,259.63                   12,744.45
            7/31/2008        12,297.01                   12,781.28
            8/31/2008        12,321.93                   12,837.65
            9/30/2008        12,267.68                   12,767.81
            10/31/2008       12,342.94                   12,757.85
            11/30/2008       12,468.37                   12,919.11
2009        12/31/2008       12,578.73                   13,068.97
            1/31/2009        12,591.41                   13,081.65
            2/28/2009        12,578.73                   13,063.59
            3/31/2009        12,633.47                   13,120.42
            4/30/2009        12,684.36                   13,196.78
            5/31/2009        12,735.25                   13,301.96
            6/30/2009        12,753.34                   13,327.63
            7/31/2009        12,778.92                   13,386.67
            8/31/2009        12,830.09                   13,465.52
            9/30/2009        12,849.36                   13,519.52
            10/31/2009       12,875.04                   13,568.59
            11/30/2009       12,926.38                   13,654.76
2010        12/31/2009       12,856.88                   13,569.96
            1/31/2010        12,921.30                   13,679.88
            2/28/2010        12,934.18                   13,711.75
            3/31/2010        12,922.57                   13,695.43
            4/30/2010        12,948.36                   13,737.34
            5/31/2010        12,961.26                   13,769.76
            6/30/2010        13,015.51                   13,833.38
            7/31/2010        13,054.29                   13,889.54
            8/31/2010        13,067.21                   13,925.93
            9/30/2010        13,091.82                   13,960.33
            10/31/2010       13,117.72                   13,999.98
            11/30/2010       13,091.82                   13,972.54
2011        12/31/2010       13,092.00                   13,952.28
            1/31/2011        13,105.04                   13,982.27
            2/28/2011        13,105.04                   13,980.04
            3/31/2011        13,103.73                   13,979.76
            4/30/2011        13,142.89                   14,047.70
            5/31/2011        13,182.04                   14,099.39
            6/30/2011        13,184.64                   14,102.50
            7/31/2011        13,197.71                   14,143.82
            8/31/2011        13,210.77                   14,169.13
            9/30/2011        13,200.30                   14,136.54
10/11       10/31/2011       13,213.39                   14,167.79

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      0.73%  2.95%  2.83%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2011 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US TREASURY & AGENCY INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001   ROUNDED       LWAS/DFA Two-Year       BOFA MERRILL LYNCH AAA US
             GVT2 - 86    Government Portfolio  TREASURY/AGENCY INDEX 1-3 YEARS
                          --------------------  -------------------------------
10/01        10/31/2001         10,000.00                    10,000.00
             11/30/2001          9,990.37                     9,973.00
             12/31/2001         10,013.44                     9,978.98
             1/31/2002          10,003.62                    10,003.93
             2/28/2002          10,082.16                    10,053.95
             3/31/2002           9,999.70                     9,984.58
             4/30/2002          10,118.04                    10,100.40
             5/31/2002          10,167.34                    10,145.85
             6/30/2002          10,227.84                    10,229.05
             7/31/2002          10,347.00                    10,348.73
             8/31/2002          10,386.72                    10,391.16
             9/30/2002          10,452.62                    10,468.05
             10/31/2002         10,482.63                    10,497.36
             11/30/2002         10,462.62                    10,470.07
2003         12/31/2002         10,534.43                    10,566.39
             1/31/2003          10,544.89                    10,569.56
             2/28/2003          10,597.14                    10,612.90
             3/31/2003          10,610.68                    10,634.12
             4/30/2003          10,663.05                    10,655.39
             5/31/2003          10,704.95                    10,699.08
             6/30/2003          10,722.72                    10,715.13
             7/31/2003          10,638.62                    10,650.84
             8/31/2003          10,649.13                    10,660.42
             9/30/2003          10,747.07                    10,759.57
             10/31/2003         10,694.33                    10,718.68
             11/30/2003         10,683.79                    10,716.54
2004         12/31/2003         10,752.69                    10,778.69
             1/31/2004          10,763.58                    10,801.33
             2/29/2004          10,818.05                    10,854.25
             3/31/2004          10,839.84                    10,887.90
             4/30/2004          10,752.60                    10,784.58
             5/31/2004          10,730.79                    10,768.40
             6/30/2004          10,724.28                    10,767.32
             7/31/2004          10,757.11                    10,811.47
             8/31/2004          10,833.72                    10,889.31
             9/30/2004          10,811.79                    10,880.60
             10/31/2004         10,844.75                    10,914.33
             11/30/2004         10,800.80                    10,863.03
2005         12/31/2004         10,808.49                    10,886.93
             1/31/2005          10,808.49                    10,883.55
             2/28/2005          10,797.40                    10,861.13
             3/31/2005          10,791.83                    10,859.72
             4/30/2005          10,836.29                    10,919.89
             5/31/2005          10,880.75                    10,965.53
             6/30/2005          10,903.04                    10,988.56
             7/31/2005          10,891.86                    10,956.69
             8/31/2005          10,936.59                    11,026.49
             9/30/2005          10,936.51                    10,998.37
             10/31/2005         10,947.77                    10,996.83
             11/30/2005         10,981.56                    11,030.92
2006         12/31/2005         11,015.48                    11,072.06
             1/31/2006          11,049.65                    11,095.32
             2/28/2006          11,072.44                    11,107.30
             3/31/2006          11,102.14                    11,123.96
             4/30/2006          11,147.87                    11,158.00
             5/31/2006          11,182.17                    11,174.85
             6/30/2006          11,216.66                    11,195.86
             7/31/2006          11,274.30                    11,279.26
             8/31/2006          11,320.42                    11,358.45
             9/30/2006          11,373.71                    11,418.76
             10/31/2006         11,420.18                    11,467.40
             11/30/2006         11,466.65                    11,527.15
2007         12/31/2006         11,515.81                    11,530.72
             1/31/2007          11,563.01                    11,557.70
             2/28/2007          11,598.40                    11,649.01
             3/31/2007          11,652.92                    11,693.28
             4/30/2007          11,700.43                    11,736.31
             5/31/2007          11,747.95                    11,729.50
             6/30/2007          11,800.63                    11,777.94
             7/31/2007          11,848.70                    11,879.82
             8/31/2007          11,896.76                    11,988.52
             9/30/2007          11,937.90                    12,078.08
             10/31/2007         11,986.53                    12,125.54
             11/30/2007         12,023.00                    12,314.46
2008         12/31/2007         12,065.71                    12,353.99
             1/31/2008          12,102.69                    12,565.12
             2/29/2008          12,139.66                    12,680.47
             3/31/2008          12,150.82                    12,713.94
             4/30/2008          12,175.59                    12,625.71
             5/31/2008          12,150.82                    12,584.04
             6/30/2008          12,176.10                    12,621.17
             7/31/2008          12,213.45                    12,668.37
             8/31/2008          12,250.80                    12,719.17
             9/30/2008          12,241.60                    12,794.59
             10/31/2008         12,279.19                    12,889.02
             11/30/2008         12,504.73                    13,056.06
2009         12/31/2008         12,710.61                    13,187.79
             1/31/2009          12,660.02                    13,140.05
             2/28/2009          12,660.02                    13,140.71
             3/31/2009          12,727.26                    13,209.04
             4/30/2009          12,765.33                    13,210.50
             5/31/2009          12,816.09                    13,244.32
             6/30/2009          12,812.52                    13,232.66
             7/31/2009          12,825.27                    13,253.97
             8/31/2009          12,863.51                    13,307.25
             9/30/2009          12,892.92                    13,341.05
             10/31/2009         12,918.50                    13,369.73
             11/30/2009         12,969.66                    13,447.27
2010         12/31/2009         12,903.51                    13,350.45
             1/31/2010          12,955.59                    13,445.78
             2/28/2010          12,981.63                    13,473.34
             3/31/2010          12,969.90                    13,443.83
             4/30/2010          12,995.97                    13,479.06
             5/31/2010          13,022.04                    13,535.40
             6/30/2010          13,074.29                    13,596.17
             7/31/2010          13,100.41                    13,631.79
             8/31/2010          13,113.47                    13,656.20
             9/30/2010          13,134.41                    13,679.55
             10/31/2010         13,173.66                    13,711.56
             11/30/2010         13,134.41                    13,685.23
2011         12/31/2010         13,147.84                    13,662.51
             1/31/2011          13,161.09                    13,685.47
             2/28/2011          13,147.84                    13,674.66
             3/31/2011          13,141.21                    13,670.28
             4/30/2011          13,194.25                    13,729.61
             5/31/2011          13,234.03                    13,777.66
             6/30/2011          13,232.69                    13,783.59
             7/31/2011          13,245.97                    13,818.18
             8/31/2011          13,259.24                    13,865.30
             9/30/2011          13,260.55                    13,847.56
10/11        10/31/2011         13,260.55                    13,859.74

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      0.66%  3.03%  2.86%

Past performance is not predictive of future performance.

The shareholder returns shown would pay do not on reflect fund distributions the deduction or of the taxes redemption that a of fund shares.

The Merrill Lynch, Lynch Pierce, Indices Fenner are & used Smith with Incorporated; permission; all copyright rights reserved 2011.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2011

     The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

     The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

     Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

     Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 3000(R)Index ...........................   7.90%
Russell Microcap (R) Index (micro cap stocks) ..   2.11%
Russell 2000(R) Index (small cap stocks) .......   6.71%
Russell 1000(R) Index (large cap stocks) .......   8.01%

     Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 2000(R) Value Index (small cap value stocks) .....   3.54%
Russell 2000(R) Growth Index (small cap growth stocks) ...   9.84%
Russell 1000(R) Value Index (large cap value stocks) .....   6.16%
Russell 1000(R) Growth Index (large cap growth stocks) ...   9.92%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

     Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks and/or other securities.

DOMESTIC EQUITY PORTFOLIO PERFORMANCE OVERVIEW

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

     The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Master Fund held approximately 220 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

     For the 12 months ended October 31, 2011, total returns were 5.48% for the Portfolio and 6.16% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. during the year. The Master Fund's higher allocation to the deepest value stocks, which significantly underperformed, was a contributor to its relative underperformance as compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities, two sectors that performed well during this period. In addition to the higher allocation to the deepest value stocks, these exclusions were drivers of underperformance relative to the Russell 1000(R) Value Index.

FIXED INCOME MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

     U.S. and international fixed income markets experienced relatively high levels of volatility during the fiscal year ended October 31, 2011. Events driving this volatility included the ongoing European sovereign debt crisis, Japanese tsunami, and US credit rating downgrade. Investor appetite for credit risk weakened and credit spreads widened. Over the course of the year, the U.S. Federal Reserve maintained the target federal funds rate between 0.00% and 0.25% and continued to add liquidity into the financial system. Major central banks around the world continued to have an accommodative stance toward liquidity.

     The three-month London Interbank Offered Rate (LIBOR), a widely-used benchmark of short-term interest rates, finished the fiscal year at 0.43%, while the yield on 10-year U.S. Treasury notes declined to 2.11%. The U.S. yield curve remained upwardly sloped throughout the year.

                                           10/31/11   10/31/10   CHANGE
                                           --------   --------   ------
Three-Month LIBOR (yield) ..............     0.43%      0.28%     0.15%
Ten-Year U.S. Treasury Notes (yield) ...     2.11%      2.60%    -0.49%

----------
Source: Bloomberg. "Change" values are calculated prior to rounding.

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2011, total returns were 0.14% for three-month U.S. Treasury bills, 4.36% for five-year U.S. Treasury notes, and 20.06% for 30-year U.S. Treasury bonds.

     Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities.

During the period under review, the Portfolios employing the shifting-maturity strategy continued to take term risk, reflecting the upward sloping eligible yield curves.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

     The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize total returns from a universe of high-quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 1.32 years on October 31, 2011, from 1.54 years on October 31, 2010.

     For the 12 months ended October 31, 2011, total returns were 0.73% for the LWAS/DFA Two-Year Fixed Income Portfolio and 1.20% for The BofA Merrill Lynch 1-3 Year US Corporate & Government Index. Structural differences between the Portfolio and Index were the primary reason for the Portfolio's relative underperformance as compared to the Index. While the Portfolio limits its investments to securities maturing in two years or less, the benchmark has over 40% of its weight in securities in the two to three year maturity range. In the year ending October 31, 2011, short term interest rates declined resulting in lower performance for the Portfolio relative to the Index. The Portfolio's allocation among government and corporate securities was in-line with the Index resulting in a neutral effect versus the benchmark. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

     The LWAS/DFA Two-Year Government Portfolio seeks to maximize total returns from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 1.47 years on October 31, 2011, from 1.71 years on October 31, 2010.

     For the 12 months ended October 31, 2011, total returns were 0.66% for the LWAS/DFA Two-Year Government Portfolio and 1.08% for The BofA Merrill Lynch 1-3 Year US Treasury & Agency Index. Structural differences between the Portfolio and Index were the primary reason for the Portfolio's relative underperformance as compared to the Index. The Portfolio underperformed the benchmark due to its shorter duration. The Index had an average allocation during the period of approximately 42% to securities with 2-3 year maturities, which significantly outperformed shorter securities during the period of falling interest rates, while the Portfolio was limited to securities with maturities less than two years. The Portfolio's significant exposure to U.S. government agencies, an allocation in excess of the Index, performed in-line with the benchmark.

                        DIMENSIONAL INVESTMENT GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

EXPENSE TABLES                                 SIX MONTHS ENDED OCTOBER 31, 2011

                                                BEGINNING     ENDING                 EXPENSES
                                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                  VALUE       VALUE       EXPENSE     DURING
                                                05/01/11     10/31/11     RATIO*      PERIOD*
                                                ---------   ---------   ----------   --------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO**
Actual Fund Return ..........................   $1,000.00   $  865.40      0.34%       $1.60
Hypothetical 5% Annual Return ...............   $1,000.00   $1,023.49      0.34%       $1.73
LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return...........................   $1,000.00   $1,005.36      0.30%       $1.52
Hypothetical 5% Annual Return ...............   $1,000.00   $1,023.69      0.30%       $1.53
LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return...........................   $1,000.00   $1,005.03      0.29%       $1.47
Hypothetical 5% Annual Return ...............   $1,000.00   $1,023.74      0.29%       $1.48

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                                  AFFILIATED
                                                  INVESTMENT
                                                   COMPANY
                                                  ----------
LWAS/DFA U.S. High Book to Market Portfolio ...     100.0%

FIXED INCOME PORTFOLIOS

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

Corporate ............    12.7%
Government ...........    60.7%
Foreign Corporate ....    14.2%
Foreign Government ...    10.3%
Supranational ........     2.1%
                         -----
Total                    100.0%

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

Government ...   100.0%
                 -----
Total ........   100.0%

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                 VALUE+
                                                              -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company .......................   $62,768,281
                                                              -----------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $47,505,099) ...............................   $62,768,281
                                                              ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                 See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                             FACE
                                             AMOUNT      VALUE+
                                            -------   -----------
                                             (000)
AGENCY OBLIGATIONS -- (60.7%)
Federal Farm Credit Bank
    0.850%, 04/15/13 ....................   $ 1,200   $ 1,208,255
Federal Home Loan Bank
    1.000%, 03/27/13 ....................     3,200     3,228,579
Federal Home Loan Mortgage Corporation
    4.500%, 01/15/13 ....................       500       525,254
    0.750%, 03/28/13 ....................     2,300     2,313,657
    1.625%, 04/15/13 ....................     8,900     9,066,706
    3.500%, 05/29/13 ....................     2,100     2,204,486
    4.500%, 07/15/13 ....................       500       535,331
Federal National Mortgage Association
    3.625%, 02/12/13 ....................     1,500     1,562,337
    1.750%, 02/22/13 ....................    12,050    12,271,358
    0.750%, 02/26/13 ....................     7,400     7,443,564
    4.375%, 03/15/13 ....................     1,250     1,319,393
    3.250%, 04/09/13 ....................     2,700     2,816,505
    1.750%, 05/07/13 ....................    11,400    11,637,188
                                                      -----------
TOTAL AGENCY OBLIGATIONS                               56,132,613
                                                      -----------
BONDS -- (38.3%)
Bank of Nova Scotia
    2.250%, 01/22/13 ....................     2,000     2,037,518
Berkshire Hathaway Finance Corp.
    5.000%, 08/15/13 ....................     1,000     1,075,841
BNP Paribas SA
    2.125%, 12/21/12 ....................     2,100     2,077,053
General Electric Capital Corp.
    5.400%, 09/20/13 ....................     2,000     2,147,860
International Bank for
   Reconstruction & Development
    0.800%, 07/13/12 ....................     2,000     2,006,730
Japan Finance Corp.
    1.500%, 07/06/12 ....................       700       704,358
    2.125%, 11/05/12 ....................     1,600     1,627,210
Johnson & Johnson
    0.700%, 05/15/13 ....................     1,000     1,003,632
Kreditanstalt fuer Wiederaufbau AG
    3.500%, 05/16/13 ....................     1,800     1,882,300
Landwirtschaftliche Rentenbank AG
    3.250%, 03/15/13 ....................     1,000     1,036,930
Manitoba, Province of Canada
    2.125%, 04/22/13 ....................     1,000     1,023,248

                                             FACE
                                             AMOUNT      VALUE+
                                            -------   -----------
                                             (000)
Nordea Bank Finland P.L.C.
   Floating Rate Note
(r) 0.818%, 04/05/13 ....................   $ 2,000   $ 2,000,940
Ontario Electricity Financial Corp.
    7.450%, 03/31/13 ....................     2,000     2,179,068
Ontario, Province of Canada
    1.875%, 11/19/12 ....................     1,000     1,013,667
Royal Bank of Canada
    2.250%, 03/15/13 ....................     1,500     1,535,109
    2.100%, 07/29/13 ....................       500       510,832
Svenska Handelsbanken Floating Rate Note
(r) 0.823%, 08/30/13 ....................     2,000     1,999,842
Toyota Motor Credit Corp.
    1.900%, 12/05/12 ....................       500       507,854
    1.375%, 08/12/13 ....................     1,600     1,620,093
U.S. Bancorp
    2.000%, 06/14/13 ....................       800       816,890
Wal-Mart Stores, Inc.
    4.550%, 05/01/13 ....................     2,250     2,382,867
Wells Fargo & Co.
    5.250%, 10/23/12 ....................     1,150     1,194,689
    4.375%, 01/31/13 ....................       900       935,986
Westpac Banking Corp., Ltd.
    2.250%, 11/19/12 ....................     2,100     2,130,809
                                                      -----------
TOTAL BONDS .............................              35,451,326
                                                      -----------
COMMERCIAL PAPER -- (0.9%)
Electricite de France SA
    0.350%, 12/05/11 ....................       400       399,917
    0.420%, 01/20/12 ....................       400       399,728
                                                      -----------
TOTAL COMMERCIAL PAPER ..................                 799,645
                                                      -----------

                                             SHARES
                                            -------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Shares. .............   135,471       135,471
                                                      -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $92,194,776) ...................             $92,519,055
                                                      ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                 ----------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                  LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                 --------   -----------   -------   -----------
Agency Obligations ...........         --   $56,132,613      --     $56,132,613
Bonds ........................         --    35,451,326      --      35,451,326
Commercial Paper .............         --       799,645      --         799,645
Temporary Cash Investments ...   $135,471            --      --         135,471
                                 --------   -----------     ---     -----------
TOTAL ........................   $135,471   $92,383,584      --     $92,519,055
                                 ========   ===========     ===     ===========

                 See accompanying Notes to Financial Statements.

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                       FACE
                                                      AMOUNT      VALUE+
                                                     -------   ------------
                                                      (000)

AGENCY OBLIGATIONS -- (99.6%)
Federal Farm Credit Bank
   1.750%, 02/21/13 ..............................   $14,000   $ 14,234,570
Federal Home Loan Bank
   1.500%, 01/16/13 ..............................    25,400     25,746,608
   3.375%, 02/27/13 ..............................    32,100     33,377,002
   1.625%, 03/20/13 ..............................    34,500     35,102,439
   1.000%, 03/27/13 ..............................    18,700     18,867,010
   1.875%, 06/21/13 ..............................    22,300     22,843,250
   3.625%, 10/18/13 ..............................    25,500     27,073,682
                                                               ------------
TOTAL AGENCY OBLIGATIONS .........................              177,244,561
                                                               ------------

                                                     SHARES
                                                     -------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds FedFund Portfolio ...   797,505        797,505
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $177,356,967) ...........................             $178,042,066
                                                               ============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                ------------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                --------   ------------   -------   ------------
Agency Obligations ..........         --   $177,244,561      --     $177,244,561
Temporary Cash Investments ..   $797,505             --      --          797,505
                                --------   ------------     ---     ------------
TOTAL .......................   $797,505   $177,244,561      --     $178,042,066
                                ========   ============     ===     ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2011

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (Affiliated Investment Company)
   at Value ...................................................   $     62,768
Receivables:
   Affiliated Investment Company Sold .........................              9
Prepaid Expenses and Other Assets .............................              7
                                                                  ------------
      Total Assets ............................................         62,784
                                                                  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed .......................................              9
   Due to Advisor .............................................              1
Accrued Expenses and Other Liabilities ........................             15
                                                                  ------------
      Total Liabilities .......................................             25
                                                                  ------------
NET ASSETS ....................................................   $     62,759
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) .......................      5,248,916
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ......   $      11.96
                                                                  ============
Investment in Affiliated Investment Company at Cost ...........   $     47,505
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital ...............................................   $     54,822
Undistributed Net Investment Income (Distributions in
   Excess of Net Investment Income) ...........................            174
Accumulated Net Realized Gain (Loss) ..........................         (7,500)
Net Unrealized Appreciation (Depreciation) ....................         15,263
                                                                  ------------
NET ASSETS ....................................................   $     62,759
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED ...............................    300,000,000
                                                                  ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2011

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                 LWAS/DFA       LWAS/DFA
                                                                 TWO-YEAR       TWO-YEAR
                                                               FIXED INCOME    GOVERNMENT
                                                                 PORTFOLIO      PORTFOLIO
                                                               ------------   ------------
ASSETS:
Investments at Value .......................................   $     92,384   $    177,245
Temporary Cash Investments at Value & Cost .................            135            797
Receivables:
   Investment Securities Sold ..............................          2,058             --
   Interest ................................................            471            617
   Fund Shares Sold ........................................             48              1
Prepaid Expenses and Other Assets ..........................              7              8
                                                               ------------   ------------
      Total Assets .........................................         95,103        178,668
                                                               ------------   ------------
LIABILITIES:
Payables:
   Investment Securities Purchased. ........................          2,165             --
   Fund Shares Redeemed ....................................             12            172
   Due to Advisor ..........................................             12             22
Accrued Expenses and Other Liabilities. ....................             17             32
                                                               ------------   ------------
      Total Liabilities ....................................          2,206            226
                                                               ------------   ------------
NET ASSETS .................................................   $     92,897   $    178,442
                                                               ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) ....................      9,199,107     17,878,674
                                                               ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...   $      10.10   $       9.98
                                                               ============   ============
Investments at Cost ........................................   $     92,060   $    176,560
                                                               ------------   ------------
NET ASSETS CONSIST OF:
Paid-In Capital ............................................   $     91,944   $    176,831
Undistributed Net Investment Income (Distributions in
   Excess of Net Investment Income) ........................             83            157
Accumulated Net Realized Gain (Loss) .......................            546            769
Net Unrealized Appreciation (Depreciation) .................            324            685
                                                               ------------   ------------
NET ASSETS .................................................   $     92,897   $    178,442
                                                               ============   ============
(1) NUMBER OF SHARES AUTHORIZED ............................    300,000,000    300,000,000
                                                               ============   ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2011

                             (AMOUNTS IN THOUSANDS)

                                                                  LWAS/DFA        LWAS/DFA      LWAS/DFA
                                                                  U.S. HIGH       TWO-YEAR      TWO-YEAR
                                                               BOOK TO MARKET   FIXED INCOME   GOVERNMENT
                                                                 PORTFOLIO*       PORTFOLIO    PORTFOLIO
                                                               --------------   ------------   ----------
INVESTMENT INCOME
   Dividends ...............................................      $1,292              --             --
   Interest ................................................          --           $ 772         $1,292
   Income from Securities Lending ..........................          52              --             --
   Expenses Allocated from Affiliated Investment Company ...         (82)             --             --
                                                                  ------           -----         ------
      Total Investment Income ..............................       1,262             772          1,292
                                                                  ------           -----         ------
EXPENSES
   Investment Advisory Services Fees .......................          --             138            277
   Administrative Services Fees ............................           7              --             --
   Accounting & Transfer Agent Fees ........................          13              30             40
   Shareholder Servicing Fees ..............................         106              74            148
   Filing Fees .............................................          17              18             27
   Shareholders' Reports ...................................          10              12             23
   Directors'/Trustees' Fees & Expenses ....................          --               1              2
   Custodian Fees ..........................................          --               1              3
   Professional Fees .......................................           4               3              7
   Other ...................................................           1               1              2
                                                                  ------           -----         ------
      Total Expenses .......................................         158             278            529
                                                                  ------           -----         ------
   NET INVESTMENT INCOME (LOSS) ............................       1,104             494            763
                                                                  ------           -----         ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold ...........................       3,269             549            793
      Futures ..............................................         (98)             --             --
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities ................................        (315)           (349)          (278)
                                                                  ------           -----         ------
   NET REALIZED AND UNREALIZED GAIN (LOSS) .................       2,856             200            515
                                                                  ------           -----         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................      $3,960           $ 694         $1,278
                                                                  ======           =====         ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                LWAS/DFA              LWAS/DFA             LWAS/DFA
                                                               U.S. HIGH              TWO-YEAR             TWO-YEAR
                                                             BOOK TO MARKET         FIXED INCOME          GOVERNMENT
                                                               PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                          -------------------   -------------------   -------------------
                                                            YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                                            ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                                          OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,
                                                            2011       2010       2011       2010       2011       2010
                                                          --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .......................   $  1,104   $  1,200   $    494   $    674   $    763   $  1,098
   Net Realized Gain (Loss) on:
      Investment Securities Sold ......................      3,269      5,618        549        751        793      2,031
      Futures .........................................        (98)        --         --         --         --         --
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities ...........................       (315)     5,142       (349)       128       (278)       (17)
                                                          --------   --------   --------   --------   --------   --------
         Net Increase (Decrease) in Net
            Assets Resulting from Operations ..........      3,960     11,960        694      1,553      1,278      3,112
                                                          --------   --------   --------   --------   --------   --------
Distributions From:
   Net Investment Income ..............................     (1,098)    (1,187)      (506)      (714)      (754)    (1,184)
   Net Short-Term Gains ...............................         --         --       (353)        --     (1,910)      (956)
   Net Long-Term Gains ................................         --         --        (81)        --       (125)    (1,081)
                                                          --------   --------   --------   --------   --------   --------
         Total Distributions ..........................     (1,098)    (1,187)      (940)      (714)    (2,789)    (3,221)
                                                          --------   --------   --------   --------   --------   --------
Capital Share Transactions (1):
   Shares Issued ......................................      5,902      4,217     23,146     20,893     55,107     62,949
   Shares Issued in Lieu of Cash Distributions ........        956      1,036        753        581      1,898      2,132
   Shares Redeemed ....................................    (14,275)   (14,639)   (20,020)   (10,447)   (50,776)   (27,756)
                                                          --------   --------   --------   --------   --------   --------
         Net Increase (Decrease) from
            Capital Share Transactions ................     (7,417)    (9,386)     3,879     11,027      6,229     37,325
                                                          --------   --------   --------   --------   --------   --------
         Total Increase (Decrease) in Net Assets ......     (4,555)     1,387      3,633     11,866      4,718     37,216
NET ASSETS
   Beginning of Period ................................     67,314     65,927     89,264     77,398    173,724    136,508
                                                          --------   --------   --------   --------   --------   --------
   End of Period ......................................   $ 62,759   $ 67,314   $ 92,897   $ 89,264   $178,442   $173,724
                                                          ========   ========   ========   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ......................................        465        386      2,298      2,078      5,537      6,294
   Shares Issued in Lieu of Cash Distributions ........         78         98         75         58        191        214
   Shares Redeemed ....................................     (1,137)    (1,365)    (1,989)    (1,039)    (5,099)    (2,777)
                                                          --------   --------   --------   --------   --------   --------
       Net Increase (Decrease) from
          Shares Issued and Redeemed ..................       (594)      (881)       384      1,097        629      3,731
                                                          ========   ========   ========   ========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
   (DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME) .................................   $    174   $    168   $     83   $     95   $    157   $    148

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                             PERIOD
                                                             YEAR       YEAR       YEAR      DEC. 1,       YEAR       YEAR
                                                             ENDED      ENDED      ENDED     2007 TO       ENDED      ENDED
                                                           OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,     NOV. 30,   NOV. 30,
                                                             2011       2010       2009       2008         2007       2006
                                                           --------   --------   --------   --------     --------   --------
Net Asset Value, Beginning of Period ...................   $ 11.52    $  9.80    $  9.04    $ 15.35      $ 16.10    $  13.91
                                                           -------    -------    -------    -------      --------   --------
Income from Investment Operations
   Net Investment Income (Loss) (A) ....................      0.20       0.19       0.18       0.21         0.20        0.23
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ........................      0.44       1.72       0.79      (5.48)       (0.26)       2.23
                                                           -------    -------    -------    -------      --------   --------
      Total from Investment Operations .................      0.64       1.91       0.97      (5.27)       (0.06)       2.46
                                                           -------    -------    -------    -------      --------   --------
Less Distributions
   Net Investment Income ...............................     (0.20)     (0.19)     (0.21)     (0.21)       (0.20)      (0.22)
   Net Realized Gains ..................................        --         --         --      (0.83)       (0.49)      (0.05)
                                                           -------    -------    -------    -------      --------   --------
      Total Distributions ..............................     (0.20)     (0.19)     (0.21)     (1.04)       (0.69)      (0.27)
                                                           -------    -------    -------    -------      --------   --------
Net Assets Value, End of Period ........................   $ 11.96    $ 11.52    $  9.80    $  9.04      $ 15.35    $  16.10
                                                           =======    =======    =======    =======      ========   ========
Total Return ...........................................      5.48%     19.71%     11.61%    (36.69)%(C)   (0.51)%     17.90%
                                                           -------    -------    -------    -------      --------   --------
Net Assets, End of Period (thousands) ..................   $62,759    $67,314    $65,927    $68,462      $119,833   $124,983
Ratio of Expenses to Average Net Assets (D) ............      0.34%      0.35%      0.38%      0.33%(B)     0.32%       0.32%
Ratio of Net Investment Income to Average Net Assets ...      1.56%      1.78%      2.20%      1.72%(B)     1.20%       1.54%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                                          ----------------------------------------------------------------
                                                                            PERIOD
                                            YEAR       YEAR       YEAR      DEC. 1,      YEAR       YEAR
                                            ENDED      ENDED     ENDED      2007 TO      ENDED      ENDED
                                          OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,    NOV. 30,   NOV. 30,
                                            2011       2010       2009       2008        2007       2006
                                          --------   --------   --------   --------    --------   --------
Net Asset Value, Beginning of Period ..   $ 10.13    $ 10.03    $  9.84    $  9.95     $  9.94    $  9.82
                                          -------    -------    -------    -------     -------    -------
Income from Investment Operations
   Net Investment Income (Loss) (A) ...      0.05       0.08       0.19       0.28        0.49       0.35
   Net Gains (Losses) on Securities
      (Realized and Unrealized) .......      0.03       0.11       0.23      (0.04)         --       0.08
                                          -------    -------    -------    -------     -------    -------
      Total from Investment
         Operations ...................      0.08       0.19       0.42       0.24        0.49       0.43
                                          -------    -------    -------    -------     -------    -------
Less Distributions
   Net Investment Income ..............     (0.06)     (0.09)     (0.23)     (0.35)      (0.48)     (0.31)
   Net Realized Gains. ................     (0.05)        --         --         --          --         --
                                          -------    -------    -------    -------     -------    -------
      Total Distributions .............     (0.11)     (0.09)     (0.23)     (0.35)      (0.48)     (0.31)
                                          -------    -------    -------    -------     -------    -------
Net Asset Value, End of Period. .......   $ 10.10    $ 10.13    $ 10.03    $  9.84     $  9.95    $  9.94
                                          =======    =======    =======    =======     =======    =======
Total Return ..........................      0.73%      1.89%      4.31%      2.46%(C)    5.03%      4.47%
                                          -------    -------    -------    -------     -------    -------
Net Assets, End of Period
   (thousands) ........................   $92,897    $89,264    $77,398    $84,065     $96,442    $86,082
Ratio of Expenses to Average Net
   Assets. ............................      0.30%      0.31%      0.34%      0.31%(B)    0.31%      0.31%
Ratio of Net Investment Income to
   Average Net Assets .................      0.54%      0.82%      1.92%      3.04%(B)    4.94%      3.57%
Portfolio Turnover Rate. ..............        98%       113%        77%        20%(C)      22%        15%

                                                      LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                          ------------------------------------------------------------------
                                                                            PERIOD
                                            YEAR       YEAR       YEAR      DEC. 1,       YEAR        YEAR
                                            ENDED      ENDED      ENDED    2007 TO       ENDED       ENDED
                                          OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,     NOV. 30,    NOV. 30,
                                            2011       2010       2009       2008         2007        2006
                                          --------   --------   --------   --------     --------   ---------
Net Asset Value, Beginning of Period ..   $  10.07   $  10.10   $   9.80   $   9.89     $   9.87   $  9.75
                                          --------   --------   --------   --------     --------   -------
Income from Investment Operations
   Net Investment Income (Loss) (A) ...       0.04       0.07       0.18       0.24         0.46      0.34
   Net Gains (Losses) on Securities
      (Realized and Unrealized) .......       0.02       0.13       0.33      (0.03)        0.01      0.08
                                          --------   --------   --------   --------     --------   -------
      Total from Investment
         Operations ...................       0.06       0.20       0.51       0.21         0.47      0.42
                                          --------   --------   --------   --------     --------   -------
Less Distributions
   Net Investment Income ..............      (0.04)     (0.08)     (0.21)     (0.30)       (0.45)    (0.30)
   Net Realized Gains. ................      (0.11)     (0.15)        --         --           --        --
                                          --------   --------   --------   --------     --------   -------
      Total Distributions .............      (0.15)     (0.23)     (0.21)     (0.30)       (0.45)    (0.30)
                                          --------   --------   --------   --------     --------   -------
Net Asset Value, End of Period. .......   $   9.98   $  10.07   $  10.10   $   9.80     $   9.89   $  9.87
                                          ========   ========   ========   ========     ========   =======
Total Return ..........................       0.66%      1.98%      5.21%      2.13%(C)     4.85%     4.42%
                                          --------   --------   --------   --------     --------   -------
Net Assets, End of Period
   (thousands) ........................   $178,442   $173,724   $136,508   $133,785     $110,338   $72,948
Ratio of Expenses to Average Net
   Assets. ............................       0.29%      0.29%      0.31%      0.30%(B)     0.31%     0.32%
Ratio of Net Investment Income to
   Average Net Assets .................       0.41%      0.72%      1.76%      2.69%(B)     4.66%     3.45%
Portfolio Turnover Rate. ..............        127%       166%       112%         7%(C)        0%       29%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the "Portfolios") are presented in this report.

     LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2011, the Portfolio owned 1% of the Series.

     Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     .    Level 1 - quoted prices in active markets for identical securities

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

     Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of bid prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     LWAS/DFA U.S. High Book to Market Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

     A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

     2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: LWAS/DFA U.S. High Book to Market Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from The U.S. Large Cap Value Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no compensation for investment advisory services provided to the Feeder Fund but is compensated for the investment advisory services it provides to its Master Fund. For the year ended October 31, 2011, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                 ADMINISTRATIVE      ADVISORY
                                                  SERVICES FEES   SERVICES FEES
                                                 --------------   -------------
LWAS/DFA U.S. High Book to Market Portfolio ..         0.01%            --
LWAS/DFA Two-Year Fixed Income Portfolio .....           --           0.15%
LWAS/DFA Two-Year Government Portfolio .......           --           0.15%

     In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

                                                    SHAREHOLDER
                                                  SERVICING FEES
                                                  --------------
LWAS/DFA U.S. High Book to Market Portfolio ...        0.15%
LWAS/DFA Two-Year Fixed Income Portfolio ......        0.08%
LWAS/DFA Two-Year Government Portfolio ........        0.08%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio ...   $2
LWAS/DFA Two-Year Fixed Income Portfolio ......    3
LWAS/DFA Two-Year Government Portfolio ........    4

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                   U.S. GOVERNMENT       OTHER INVESTMENT
                                                      SECURITIES            SECURITIES
                                                --------------------   -------------------
                                                PURCHASES     SALES    PURCHASES    SALES
                                                ---------   --------   ---------   -------
LWAS/DFA Two-Year Fixed Income Portfolio ....    $ 59,560   $ 61,332    $33,443    $27,444
LWAS/DFA Two-Year Government Portfolio ......     238,562    231,353         --         --

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of October 31, 2011, the Portfolios had no permanant differences to report.

     The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                  INCOME
                                              AND SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS    CAPITAL GAINS    TOTAL
                                              --------------   -------------   ------
LWAS/DFA U.S. High Book to Market Portfolio
2010 ......................................        $1,187              --      $1,187
2011 ......................................         1,098              --       1,098
LWAS/DFA Two-Year Fixed Income Portfolio
2010 ......................................           714              --         714
2011 ......................................           859          $   81         940
LWAS/DFA Two-Year Government Portfolio
2010 ......................................         2,140           1,081       3,221
2011 ......................................         2,679             110       2,789

     At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                  UNDISTRIBUTED
                                                       NET                                         TOTAL NET
                                                    INVESTMENT                                   DISTRIBUTABLE
                                                    INCOME AND    UNDISTRIBUTED      CAPITAL       EARNINGS
                                                    SHORT-TERM      LONG-TERM         LOSS        ACCUMULATED
                                                  CAPITAL GAINS   CAPITAL GAINS   CARRYFORWARD     (LOSSES)
                                                  -------------   -------------   ------------   -------------
LWAS/DFA U.S. High Book to Market Portfolio ...        $177             --          $(7,498)       $(7,321)
LWAS/DFA Two-Year Fixed Income Portfolio ......         541            $91               --            632
LWAS/DFA Two-Year Government Portfolio ........         931             --               --            931

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 EXPIRES ON OCTOBER 31,
                                                 ----------------------
                                                          2017             TOTAL
                                                         ------           ------
LWAS/DFA U.S. High Book to Market Portfolio ...          $7,498           $7,498

     During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio...   $3,173

     At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                    NET
                                                                                                UNREALIZED
                                                    FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
                                                   TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                   --------   ------------   --------------   --------------
LWAS/DFA U.S. High Book to Market Portfolio ....   $ 47,507      $18,912        $(3,651)         $15,261
LWAS/DFA Two-Year Fixed Income Portfolio .......     92,195          382            (58)             324
LWAS/DFA Two-Year Government Portfolio .........    177,357          685             --              685

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

     Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

J. OTHER:

     At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                   PERCENTAGE
                                                    NUMBER OF    OF OUTSTANDING
                                                  SHAREHOLDERS       SHARES
                                                  ------------   ---------------
LWAS/DFA U.S. High Book to Market Portfolio ...        2               96%
LWAS/DFA Two-Year Fixed Income Portfolio ......        3               98%
LWAS/DFA Two-Year Government Portfolio ........        2               90%

     The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

     The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

K. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, and by correspondence with the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                PERFORMANCE CHART

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001    ROUNDED      LWAS/DFA International High   MSCI WORLD EX USA
              VALU - 44      Book to Market Portfolio     INDEX (NET DIV.)
                           ---------------------------   -----------------
10/01         10/31/2001            10,000.00                     10,000.00
              11/30/2001            10,365.30                     10,393.05
              12/31/2001            10,408.17                     10,459.69
              1/31/2002             10,184.56                      9,927.67
              2/28/2002             10,296.36                      9,988.19
              3/31/2002             10,936.71                     10,519.13
              4/30/2002             11,302.62                     10,581.25
              5/31/2002             11,678.70                     10,719.90
              6/30/2002             11,353.44                     10,283.85
              7/31/2002             10,184.56                      9,261.52
              8/31/2002             10,174.39                      9,247.14
              9/30/2002              8,964.85                      8,266.41
              10/31/2002             9,218.96                      8,700.64
              11/30/2002             9,767.82                      9,101.20
2003          12/31/2002             9,523.70                      8,807.06
              1/31/2003              9,206.25                      8,471.49
              2/28/2003              9,015.77                      8,304.50
              3/31/2003              8,804.13                      8,144.45
              4/30/2003              9,767.09                      8,926.06
              5/31/2003             10,497.24                      9,479.67
              6/30/2003             10,835.86                      9,709.96
              7/31/2003             11,322.62                      9,932.72
              8/31/2003             11,618.92                     10,188.84
              9/30/2003             12,052.77                     10,494.52
              10/31/2003            13,005.14                     11,151.70
              11/30/2003            13,280.27                     11,404.48
2004          12/31/2003            14,272.65                     12,278.97
              1/31/2004             14,640.56                     12,449.94
              2/29/2004             15,073.39                     12,736.28
              3/31/2004             15,311.45                     12,800.04
              4/30/2004             14,846.15                     12,464.99
              5/31/2004             14,986.82                     12,523.26
              6/30/2004             15,603.72                     12,812.46
              7/31/2004             15,024.19                     12,421.74
              8/31/2004             15,221.01                     12,473.38
              9/30/2004             15,701.34                     12,836.97
              10/31/2004            16,306.09                     13,298.30
              11/30/2004            17,515.57                     14,182.70
2005          12/31/2004            18,383.71                     14,781.87
              1/31/2005             18,191.03                     14,490.86
              2/28/2005             18,905.07                     15,135.50
              3/31/2005             18,436.34                     14,791.94
              4/30/2005             17,869.42                     14,414.77
              5/31/2005             17,892.10                     14,441.06
              6/30/2005             18,176.57                     14,677.11
              7/31/2005             18,980.33                     15,151.11
              8/31/2005             19,611.86                     15,569.39
              9/30/2005             20,152.73                     16,279.93
              10/31/2005            19,840.91                     15,753.88
              11/30/2005            20,198.92                     16,171.07
2006          12/31/2005            21,184.53                     16,920.86
              1/31/2006             22,621.18                     17,991.10
              2/28/2006             22,840.33                     17,930.68
              3/31/2006             23,802.16                     18,499.33
              4/30/2006             24,995.31                     19,383.92
              5/31/2006             23,984.78                     18,647.48
              6/30/2006             23,825.87                     18,623.47
              7/31/2006             24,184.06                     18,797.96
              8/31/2006             25,011.60                     19,332.22
              9/30/2006             25,350.91                     19,316.65
              10/31/2006            26,475.39                     20,080.04
              11/30/2006            27,349.99                     20,678.14
2007          12/31/2006            28,410.52                     21,271.04
              1/31/2007             28,938.79                     21,400.80
              2/28/2007             28,913.02                     21,572.00
              3/31/2007             29,843.84                     22,124.75
              4/30/2007             31,339.26                     23,131.37
              5/31/2007             32,409.26                     23,645.05
              6/30/2007             32,159.27                     23,668.78
              7/31/2007             31,255.77                     23,341.60
              8/31/2007             30,902.23                     23,003.73
              9/30/2007             32,511.48                     24,310.66
              10/31/2007            34,077.82                     25,367.46
              11/30/2007            32,011.30                     24,375.45
2008          12/31/2007            31,321.27                     23,917.24
              1/31/2008             28,772.52                     21,760.83
              2/29/2008             28,404.37                     22,155.18
              3/31/2008             28,733.07                     21,838.92
              4/30/2008             30,008.83                     23,052.85
              5/31/2008             30,023.01                     23,402.67
              6/30/2008             27,046.71                     21,582.81
              7/31/2008             26,277.26                     20,814.76
              8/31/2008             25,173.91                     20,009.79
              9/30/2008             22,231.08                     17,120.81
              10/31/2008            16,651.40                     13,559.35
              11/30/2008            15,628.94                     12,824.03
2009          12/31/2008            16,775.69                     13,500.05
              1/31/2009             14,453.95                     12,240.40
              2/28/2009             12,678.50                     11,001.28
              3/31/2009             14,059.92                     11,726.22
              4/30/2009             16,657.71                     13,238.41
              5/31/2009             19,118.76                     14,912.63
              6/30/2009             18,827.98                     14,758.20
              7/31/2009             21,051.21                     16,143.96
              8/31/2009             22,255.46                     16,917.67
              9/30/2009             23,397.14                     17,615.66
              10/31/2009            22,466.84                     17,332.88
              11/30/2009            23,118.05                     17,761.74
2010          12/31/2009            23,380.16                     18,044.88
              1/31/2010             22,039.45                     17,199.03
              2/28/2010             22,110.01                     17,181.80
              3/31/2010             23,844.00                     18,287.85
              4/30/2010             23,443.86                     18,015.17
              5/31/2010             20,689.91                     16,027.20
              6/30/2010             20,308.13                     15,795.35
              7/31/2010             22,864.57                     17,255.24
              8/31/2010             21,741.65                     16,739.48
              9/30/2010             24,064.60                     18,345.25
              10/31/2010            24,904.34                     18,998.78
              11/30/2010            23,632.73                     18,194.20
2011          12/31/2010            25,837.75                     19,659.22
              1/31/2011             26,939.95                     20,082.72
              2/28/2011             27,837.10                     20,827.38
              3/31/2011             27,067.11                     20,410.15
              4/30/2011             28,506.58                     21,521.72
              5/31/2011             27,452.68                     20,883.72
              6/30/2011             27,074.40                     20,586.29
              7/31/2011             26,211.99                     20,246.71
              8/31/2011             23,389.57                     18,534.99
              9/30/2011             20,836.62                     16,673.65
10/11         10/31/2011            22,836.09                     18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -8.30% -2.91% 8.61%

Past performance is not predictive of future performance. shareholder

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2011

     The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

     While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                        12 MONTHS ENDED OCTOBER 31, 2011

                                         U.S. DOLLAR
                                            RETURN
                                         -----------
MSCI World ex USA Index ..............      -3.70%
MSCI World ex USA Small Cap Index ....      -2.01%
MSCI World ex USA Value Index ........      -4.74%
MSCI World ex USA Growth Index .......      -2.73%

----------
     The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                        12 MONTHS ENDED OCTOBER 31, 2011

                                                        LOCAL
                                                      CURRENCY   U.S. DOLLAR
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP    RETURN       RETURN
---------------------------------------------------   --------   -----------
United Kingdom ....................................     1.14%       2.10%
Japan .............................................    -5.45%      -2.33%
Canada ............................................    -2.57%      -0.18%
France ............................................   -11.83%     -11.52%
Australia .........................................    -4.39%       3.49%
Switzerland .......................................    -9.66%       2.03%
Germany. ..........................................    -7.39%      -7.07%
Spain .............................................   -15.21%     -14.91%
Sweden ............................................    -7.75%      -4.35%
Hong Kong .........................................    -8.67%      -8.82%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

MASTER-FEEDER STRUCTURE

     The Portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO'S PERFORMANCE OVERVIEW

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

     The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks and does not attempt to track any specific equity index. As of October 31, 2011, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

     For the 12 months ending October 31, 2011, total returns were -8.30% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Master Fund's larger allocation to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks, which outperformed, was the primary contributor to the Portfolio's relative underperformance as compared to the Index. An additional component of the Portfolio's relative underperformance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLE

                                    BEGINNING     ENDING                 EXPENSES
                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                      VALUE       VALUE      EXPENSE      DURING
                                     05/01/11    10/31/11     RATIO*     PERIOD*
                                    ---------   ---------   ----------   --------
Actual Fund Return...............   $1,000.00   $  801.07      0.49%      $2.22
Hypothetical 5% Annual Return ...   $1,000.00   $1,022.74      0.49%      $2.50

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

     The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company......    100.0%

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                              VALUE+
                                                           -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
   The DFA Investment Trust Company ....................   $72,869,187
                                                           -----------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $64,238,874) ............................   $72,869,187
                                                           ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

               See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2011

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (Affiliated Investment Company) at Value...............................................   $     72,869
Receivables:
   Affiliated Investment Company Sold ....................................................              7
Prepaid Expenses and Other Assets.........................................................              7
                                                                                             ------------
      Total Assets .......................................................................         72,883
                                                                                             ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed ..................................................................              7
Accrued Expenses and Other Liabilities ...................................................             20
                                                                                             ------------
      Total Liabilities ..................................................................             27
                                                                                             ------------
NET ASSETS. ..............................................................................   $     72,856
                                                                                             ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) ..................................................      8,394,235
                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .................................   $       8.68
                                                                                             ============
Investment in Affiliated Investment Company at Cost ......................................   $     64,239
                                                                                             ------------
NET ASSETS CONSIST OF:
Paid-In Capital ..........................................................................   $     60,936
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income) ...            323
Accumulated Net Realized Gain (Loss) .....................................................          2,960
Net Unrealized Foreign Exchange Gain (Loss) ..............................................              7
Net Unrealized Appreciation (Depreciation) ...............................................          8,630
                                                                                             ------------
NET ASSETS. ..............................................................................   $     72,856
                                                                                             ============
(1) NUMBER OF SHARES AUTHORIZED ..........................................................    200,000,000
                                                                                             ============

                 See accompanying Notes to Financial Statements.

                          DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             STATEMENT OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2011

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $243) ...............   $  3,048
   Income from Securities Lending ..................................        151
   Expenses Allocated from Affiliated Investment Company ...........       (201)
                                                                       --------
      Total Investment Income ......................................      2,998
                                                                       --------
EXPENSES
   Administrative Services Fees ....................................          8
   Accounting & Transfer Agent Fees ................................         14
   Shareholder Servicing Fees ......................................        163
   Filing Fees .....................................................         17
   Shareholders' Reports ...........................................         12
   Directors'/Trustees' Fees & Expenses ............................          1
   Professional Fees ...............................................          3
   Other ...........................................................          1
                                                                       --------
      Total Expenses ...............................................        219
                                                                       --------
   NET INVESTMENT INCOME (LOSS) ....................................      2,779
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold ...................................      2,978
      Foreign Currency Transactions. ...............................          9
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency ...................    (12,479)
      Translation of Foreign Currency Denominated Amounts ..........         (8)
                                                                       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS) .........................     (9,500)
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....   $ (6,721)
                                                                       ========

----------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR        YEAR
                                                                        ENDED       ENDED
                                                                      OCT. 31,    OCT. 31,
                                                                        2011        2010
                                                                      --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) ...................................   $  2,779    $  1,896
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..................................      2,978       5,051
      Foreign Currency Transactions ...............................          9          (4)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency ..................    (12,479)      1,473
      Translation of Foreign Currency Denominated Amounts .........         (8)         12
                                                                      --------    --------
         Net Increase (Decrease) in Net Assets Resulting from
            Operations ............................................     (6,721)      8,428
                                                                      --------    --------
Distributions From:
   Net Investment Income ..........................................     (2,701)     (1,911)
   Net Short-Term Gains ...........................................       (304)       (509)
   Net Long-Term Gains ............................................     (4,756)         --
                                                                      --------    --------
         Total Distributions ......................................     (7,761)     (2,420)
                                                                      --------    --------
Capital Share Transactions (1):
   Shares Issued ..................................................     10,655       7,805
   Shares Issued in Lieu of Cash Distributions ....................      6,576       2,054
   Shares Redeemed ................................................    (15,785)    (15,479)
                                                                      --------    --------
      Net Increase (Decrease) from Capital Share
         Transactions .............................................      1,446      (5,620)
                                                                      --------    --------
      Total Increase (Decrease) in Net Assets .....................    (13,036)        388
NET ASSETS
   Beginning of Period ............................................     85,892      85,504
                                                                      --------    --------
   End of Period ..................................................   $ 72,856    $ 85,892
                                                                      ========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ..................................................      1,060         805
   Shares Issued in Lieu of Cash Distributions ....................        669         226
   Shares Redeemed ................................................     (1,611)     (1,609)
                                                                      --------    --------
      Net Increase (Decrease) from Shares Issued and
         Redeemed .................................................        118        (578)
                                                                      ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
   EXCESS OF NET INVESTMENT INCOME) ...............................   $    323    $    233

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                  PERIOD
                                                               YEAR        YEAR        YEAR       DEC. 1,         YEAR       YEAR
                                                              ENDED        ENDED       ENDED      2007 TO         ENDED     ENDED
                                                             OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,       NOV. 30,   NOV. 30,
                                                               2011        2010        2009        2008           2007       2006
                                                             --------    --------    --------    --------       --------   --------
Net Asset Value, Beginning of Period .....................    $ 10.38     $  9.66     $ 11.40     $ 24.32       $  21.89   $  17.49
                                                              -------     -------     -------     -------       --------   --------
Income from Investment Operations
   Net Investment Income (Loss) (A) ......................       0.32        0.22        0.25        0.66           0.65       0.61
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ..........................      (1.09)       0.79        2.14      (11.36)          2.98       5.23
                                                              -------     -------     -------     -------       --------   --------
      Total from Investment Operations ...................      (0.77)       1.01        2.39      (10.70)          3.63       5.84
                                                              -------     -------     -------     -------       --------   --------
Less Distributions
   Net Investment Income .................................      (0.31)      (0.23)      (0.27)      (0.70)         (0.58)     (0.63)
   Net Realized Gains ....................................      (0.62)      (0.06)      (3.86)      (1.52)         (0.62)     (0.81)
                                                              -------     -------     -------     -------       --------   --------
      Total Distributions ................................      (0.93)      (0.29)      (4.13)      (2.22)         (1.20)     (1.44)
                                                              -------     -------     -------     -------       --------   --------
Net Asset Value, End of Period ...........................    $  8.68     $ 10.38     $  9.66     $ 11.40       $  24.32   $  21.89
                                                              =======     =======     =======     =======       ========   ========
Total Return .............................................      (8.30)%     10.85%      34.92%     (47.99)%(C)     17.05%     35.40%
                                                              -------     -------     -------     -------       --------   --------
Net Assets, End of Period (thousands) ....................    $72,856     $85,892     $85,504     $84,319       $185,239   $179,984
Ratio of Expenses to Average Net Assets (D) ..............       0.49%       0.50%       0.52%       0.47%(B)       0.46%      0.47%
Ratio of Net Investment Income to Average Net Assets .....       3.24%       2.29%       2.99%       3.74%(B)       2.76%      3.14%
                                                              -------     -------     -------     -------       --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

     The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2011, the Portfolio owned 1% of the Series.

     On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     .    Level 1 - quoted prices in active markets for identical securities

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

     A summary of the inputs used to value the Portfolio's investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolio did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

     2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2011, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

     Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from The DFA International Value Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended October 31, 2011, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

     In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a Shareholder Servicing fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/(losses), gains on securities considered to be "passive foreign investment companies" and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

   INCREASE         INCREASE
  (DECREASE)       (DECREASE)
 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED
    INCOME       GAINS (LOSSES)
--------------   -------------
$           12   $         (12)

     The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

           NET INVESTMENT
               INCOME
           AND SHORT-TERM    LONG-TERM
            CAPITAL GAINS   CAPITAL GAIN    TOTAL
           --------------   ------------   ------
2010 ...       $2,420              --      $2,420
2011 ...        3,005          $4,756       7,761

     At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

UNDISTRIBUTED
     NET                          TOTAL NET
 INVESTMENT                     DISTRIBUTABLE
 INCOME AND     UNDISTRIBUTED     EARNINGS
 SHORT-TERM       LONG-TERM     (ACCUMULATED
CAPITAL GAINS   CAPITAL GAINS      LOSSES)
-------------   -------------   -------------
$         352   $       2,962   $       3,314

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

     At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                NET
                                             UNREALIZED
 FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
--------   ------------   --------------   --------------
$ 64,268   $     17,717   $      (9,116)   $        8,601

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2011.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2011.

F. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

     Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

H. OTHER:

     At October 31, 2011, two shareholders held approximately 96% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

     The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

I. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                        THE DFA INVESTMENT TRUST COMPANY
                               PERFORMANCE CHARTS

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001   ROUNDED
             LBKF - 42   U.S. Large Cap Value Series   RUSSELL 1000 VALUE INDEX
                         ---------------------------   ------------------------
10/01        10/31/2001            10,000.00                 10,000.00
             11/30/2001            10,943.95                 10,581.00
             12/31/2001            11,201.62                 10,830.71
             1/31/2002             11,323.13                 10,747.32
             2/28/2002             11,467.42                 10,764.51
             3/31/2002             11,944.31                 11,273.67
             4/30/2002             11,837.80                 10,886.99
             5/31/2002             11,913.88                 10,941.42
             6/30/2002             11,191.23                 10,313.38
             7/31/2002              9,946.91                  9,354.24
             8/31/2002             10,107.22                  9,424.39
             9/30/2002              8,987.27                  8,376.40
             10/31/2002             9,339.71                  8,997.09
             11/30/2002             9,998.25                  9,563.91
2003         12/31/2002             9,548.86                  9,148.84
             1/31/2003              9,325.36                  8,927.43
             2/28/2003              9,055.62                  8,689.07
             3/31/2003              9,012.87                  8,703.84
             4/30/2003              9,847.68                  9,469.78
             5/31/2003             10,504.71                 10,081.53
             6/30/2003             10,617.26                 10,207.55
             7/31/2003             10,888.70                 10,359.64
             8/31/2003             11,276.47                 10,521.25
             9/30/2003             11,028.61                 10,418.14
             10/31/2003            11,768.00                 11,055.73
             11/30/2003            12,031.56                 11,206.09
2004         12/31/2003            12,858.14                 11,896.39
             1/31/2004             13,077.27                 12,105.76
             2/29/2004             13,413.79                 12,364.83
             3/31/2004             13,359.72                 12,256.02
             4/30/2004             13,140.19                 11,956.97
             5/31/2004             13,210.75                 12,078.93
             6/30/2004             13,610.20                 12,363.99
             7/31/2004             13,169.63                 12,189.66
             8/31/2004             13,169.63                 12,362.75
             9/30/2004             13,573.99                 12,554.38
             10/31/2004            13,739.71                 12,762.78
             11/30/2004            14,639.39                 13,408.58
2005         12/31/2004            15,226.33                 13,857.76
             1/31/2005             14,845.27                 13,611.10
             2/28/2005             15,297.78                 14,061.62
             3/31/2005             15,256.09                 13,868.98
             4/30/2005             14,739.34                 13,620.72
             5/31/2005             15,367.39                 13,948.73
             6/30/2005             15,684.56                 14,101.26
             7/31/2005             16,466.00                 14,509.24
             8/31/2005             16,330.44                 14,446.19
             9/30/2005             16,581.97                 14,649.02
             10/31/2005            16,142.02                 14,276.97
             11/30/2005            16,786.57                 14,743.83
2006         12/31/2005            16,809.40                 14,831.90
             1/31/2006             17,610.24                 15,407.84
             2/28/2006             17,551.85                 15,501.93
             3/31/2006             17,863.99                 15,711.91
             4/30/2006             18,365.56                 16,111.25
             5/31/2006             18,031.18                 15,704.27
             6/30/2006             18,184.95                 15,804.62
             7/31/2006             17,924.69                 16,188.89
             8/31/2006             18,218.54                 16,459.82
             9/30/2006             18,723.40                 16,787.77
             10/31/2006            19,464.92                 17,337.39
             11/30/2006            19,835.14                 17,733.15
2007         12/31/2006            20,233.10                 18,131.24
             1/31/2007             20,823.45                 18,363.12
             2/28/2007             20,510.39                 18,076.84
             3/31/2007             20,653.25                 18,356.32
             4/30/2007             21,531.73                 19,034.63
             5/31/2007             22,419.17                 19,721.20
             6/30/2007             22,058.59                 19,260.39
             7/31/2007             20,691.73                 18,369.72
             8/31/2007             20,296.06                 18,575.56
             9/30/2007             20,825.43                 19,213.59
             10/31/2007            20,942.73                 19,215.71
             11/30/2007            19,772.61                 18,276.56
2008         12/31/2007            19,706.79                 18,099.83
             1/31/2008             18,953.37                 17,374.87
             2/29/2008             18,372.43                 16,646.90
             3/31/2008             18,200.96                 16,522.05
             4/30/2008             19,348.20                 17,327.43
             5/31/2008             19,812.56                 17,299.93
             6/30/2008             17,640.96                 15,643.96
             7/31/2008             17,448.91                 15,587.48
             8/31/2008             17,787.28                 15,852.47
             9/30/2008             16,189.34                 14,687.77
             10/31/2008            12,549.67                 12,145.13
             11/30/2008            11,318.77                 11,274.22
2009         12/31/2008            11,687.03                 11,430.71
             1/31/2009             10,299.49                 10,116.29
             2/28/2009              8,856.07                  8,764.65
             3/31/2009              9,731.44                  9,514.06
             4/30/2009             11,305.23                 10,533.88
             5/31/2009             12,171.28                 11,185.26
             6/30/2009             12,022.28                 11,102.66
             7/31/2009             13,167.70                 12,011.43
             8/31/2009             14,061.69                 12,639.69
             9/30/2009             14,676.31                 13,128.03
             10/31/2009            14,043.07                 12,726.25
             11/30/2009            14,834.62                 13,443.54
2010         12/31/2009            15,244.36                 13,681.45
             1/31/2010             14,890.49                 13,296.67
             2/28/2010             15,533.05                 13,716.38
             3/31/2010             16,743.66                 14,609.32
             4/30/2010             17,274.46                 14,987.35
             5/31/2010             15,793.79                 13,755.45
             6/30/2010             14,601.81                 12,981.10
             7/31/2010             15,747.23                 13,859.89
             8/31/2010             14,797.37                 13,266.83
             9/30/2010             16,240.79                 14,296.12
             10/31/2010            16,846.09                 14,725.09
             11/30/2010            16,715.72                 14,647.16
2011         12/31/2010            18,345.39                 15,802.89
             1/31/2011             18,932.07                 16,160.37
             2/28/2011             19,956.43                 16,756.44
             3/31/2011             20,049.55                 16,822.99
             4/30/2011             20,561.73                 17,270.96
             5/31/2011             20,263.74                 17,088.49
             6/30/2011             19,909.87                 16,738.11
             7/31/2011             18,997.25                 16,182.92
             8/31/2011             17,395.52                 15,173.01
             9/30/2011             15,635.48                 14,026.33
10/11        10/31/2011            17,805.27                 15,632.24

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      5.69%  -1.77% 5.94%

Past performance is not predictive of future performance.

The shareholder returns shown would pay do not on reflect fund distributions the deduction or the of taxes redemption that a of fund shares.

Russell rights reserved data copyright . (C) Russell Investment Group 1995-2011, all

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001      ROUNDED         DFA International    MSCI WORLD EX USA
                VALU - 46          Value Series      INDEX (NET DIV.)
                                -----------------    -----------------
10/01           10/31/2001         10,000.00             10,000.00
                11/30/2001         10,366.45             10,393.05
                12/31/2001         10,409.11             10,459.69
                1/31/2002          10,183.27              9,927.67
                2/28/2002          10,296.19              9,988.19
                3/31/2002          10,942.91             10,519.13
                4/30/2002          11,312.46             10,581.25
                5/31/2002          11,692.28             10,719.90
                6/30/2002          11,364.25             10,283.85
                7/31/2002          10,201.88              9,261.52
                8/31/2002          10,191.50              9,247.14
                9/30/2002           8,980.01              8,266.41
                10/31/2002          9,241.06              8,700.64
                11/30/2002          9,793.32              9,101.20
2003            12/31/2002          9,544.58              8,807.06
                1/31/2003           9,229.23              8,471.49
                2/28/2003           9,040.02              8,304.50
                3/31/2003           8,825.93              8,144.45
                4/30/2003           9,794.89              8,926.06
                5/31/2003          10,532.14              9,479.67
                6/30/2003          10,871.88              9,709.96
                7/31/2003          11,363.15              9,932.72
                8/31/2003          11,662.18             10,188.84
                9/30/2003          12,108.49             10,494.52
                10/31/2003         13,063.02             11,151.70
                11/30/2003         13,342.64             11,404.48
2004            12/31/2003         14,343.90             12,278.97
                1/31/2004          14,711.14             12,449.94
                2/29/2004          15,153.99             12,736.28
                3/31/2004          15,390.55             12,800.04
                4/30/2004          14,925.81             12,464.99
                5/31/2004          15,077.12             12,523.26
                6/30/2004          15,699.97             12,812.46
                7/31/2004          15,120.91             12,421.74
                8/31/2004          15,317.57             12,473.38
                9/30/2004          15,807.56             12,836.97
                10/31/2004         16,412.16             13,298.30
                11/30/2004         17,632.35             14,182.70
2005            12/31/2004         18,510.44             14,781.87
                1/31/2005          18,326.26             14,490.86
                2/28/2005          19,051.48             15,135.50
                3/31/2005          18,581.17             14,791.94
                4/30/2005          18,016.70             14,414.77
                5/31/2005          18,039.74             14,441.06
                6/30/2005          18,328.87             14,677.11
                7/31/2005          19,146.60             15,151.11
                8/31/2005          19,777.42             15,569.39
                9/30/2005          20,333.48             16,279.93
                10/31/2005         20,028.07             15,753.88
                11/30/2005         20,384.62             16,171.07
2006            12/31/2005         21,382.98             16,920.86
                1/31/2006          22,843.40             17,991.10
                2/28/2006          23,062.46             17,930.68
                3/31/2006          24,036.07             18,499.33
                4/30/2006          25,253.09             19,383.92
                5/31/2006          24,230.80             18,647.48
                6/30/2006          24,078.31             18,623.47
                7/31/2006          24,449.12             18,797.96
                8/31/2006          25,289.64             19,332.22
                9/30/2006          25,639.80             19,316.65
                10/31/2006         26,778.52             20,080.04
                11/30/2006         27,668.30             20,678.14
2007            12/31/2006         28,747.31             21,271.04
                1/31/2007          29,289.47             21,400.80
                2/28/2007          29,263.65             21,572.00
                3/31/2007          30,209.59             22,124.75
                4/30/2007          31,734.28             23,131.37
                5/31/2007          32,819.65             23,645.05
                6/30/2007          32,579.84             23,668.78
                7/31/2007          31,673.75             23,341.60
                8/31/2007          31,319.19             23,003.73
                9/30/2007          32,954.25             24,310.66
                10/31/2007         34,552.43             25,367.46
                11/30/2007         32,459.31             24,375.45
2008            12/31/2007         31,760.16             23,917.24
                1/31/2008          29,187.33             21,760.83
                2/29/2008          28,815.70             22,155.18
                3/31/2008          29,161.07             21,838.92
                4/30/2008          30,463.80             23,052.85
                5/31/2008          30,478.12             23,402.67
                6/30/2008          27,464.21             21,582.81
                7/31/2008          26,686.64             20,814.76
                8/31/2008          25,571.64             20,009.79
                9/30/2008          22,584.98             17,120.81
                10/31/2008         16,921.43             13,559.35
                11/30/2008         15,883.30             12,824.03
2009            12/31/2008         17,084.56             13,500.05
                1/31/2009          14,726.53             12,240.40
                2/28/2009          12,917.23             11,001.28
                3/31/2009          14,326.12             11,726.22
                4/30/2009          16,965.92             13,238.41
                5/31/2009          19,487.08             14,912.63
                6/30/2009          19,190.47             14,758.20
                7/31/2009          21,474.34             16,143.96
                8/31/2009          22,705.26             16,917.67
                9/30/2009          23,862.03             17,615.66
                10/31/2009         22,912.89             17,332.88
                11/30/2009         23,595.08             17,761.74
2010            12/31/2009         23,862.03             18,044.88
                1/31/2010          22,482.81             17,199.03
                2/28/2010          22,571.79             17,181.80
                3/31/2010          24,351.43             18,287.85
                4/30/2010          23,936.18             18,015.17
                5/31/2010          21,133.24             16,027.20
                6/30/2010          20,762.49             15,795.35
                7/31/2010          23,357.80             17,255.24
                8/31/2010          22,215.86             16,739.48
                9/30/2010          24,603.55             18,345.25
                10/31/2010         25,463.71             18,998.78
                11/30/2010         24,188.30             18,194.20
2011            12/31/2010         26,442.51             19,659.22
                1/31/2011          27,569.62             20,082.72
                2/28/2011          28,489.10             20,827.38
                3/31/2011          27,703.09             20,410.15
                4/30/2011          29,186.12             21,521.72
                5/31/2011          28,133.17             20,883.72
                6/30/2011          27,747.58             20,586.29
                7/31/2011          26,857.76             20,246.71
                8/31/2011          23,980.67             18,534.99
                9/30/2011          21,355.70             16,673.65
10/11           10/31/2011         23,417.12             18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -8.04% -2.65% 8.88%

Past performance is not predictive of future

performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                        THE DFA INVESTMENT TRUST COMPANY

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2011

     The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

     The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

     Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

     Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 3000(R) Index ..........................   7.90%
Russell Microcap(R) Index (micro cap stocks) ...   2.11%
Russell 2000(R)Index (small cap stocks) ........   6.71%
Russell 1000(R)Index (large cap stocks) ........   8.01%

     Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 2000(R)Value Index (small cap value stocks) .....   3.54%
Russell 2000(R)Growth Index (small cap growth stocks) ...   9.84%
Russell 1000(R)Value Index (large cap value stocks) .....   6.16%
Russell 1000(R)Growth Index (large cap growth stocks) ...   9.92%

----------
Source: Russell data copyright (C) Russell Investment Group
1995-2011, all rights reserved.

     Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

     The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Series held approximately 220 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

     For the 12 months ended October 31, 2011, total returns were 5.69% for the Series and 6.16% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. during the year. The Series' higher allocation to the deepest value stocks, which significantly underperformed, was a contributor to its relative underperformance as compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities, two sectors that performed well during this period. In addition to the higher allocation to the deepest value stocks, these exclusions were drivers of underperformance relative to the Russell 1000(R) Value Index.

INTERNATIONAL EQUITY MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2011

     The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

     While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                        12 MONTHS ENDED OCTOBER 31, 2011

                                        U.S. DOLLAR
                                           RETURN
                                        -----------
MSCI World ex USA Index .............      -3.70%
MSCI World ex USA Small Cap Index ...      -2.01%
MSCI World ex USA Value Index .......      -4.74%
MSCI World ex USA Growth Index ......      -2.73%

----------
     The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                        12 MONTHS ENDED OCTOBER 31, 2011

                                                       LOCAL
                                                      CURRENCY   U.S. DOLLAR
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP    RETURN       RETURN
---------------------------------------------------   --------   -----------
United Kingdom ....................................      1.14%        2.10%
Japan .............................................     -5.45%       -2.33%
Canada ............................................     -2.57%       -0.18%
France ............................................    -11.83%      -11.52%
Australia .........................................     -4.39%        3.49%

                        12 MONTHS ENDED OCTOBER 31, 2011

                                                       LOCAL
                                                      CURRENCY   U.S. DOLLAR
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP    RETURN       RETURN
---------------------------------------------------   --------   -----------
Switzerland .......................................     -9.66%       2.03%
Germany. ..........................................     -7.39%      -7.07%
Spain .............................................    -15.21%     -14.91%
Sweden ............................................     -7.75%      -4.35%
Hong Kong                                               -8.67%      -8.82%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

     The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2011, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

     For the 12 months ending October 31, 2011, total returns were -8.04% for the Series and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Series' larger allocation to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks, which outperformed, was the primary contributor to its relative underperformance as compared to the Index. An additional component of the Series' relative performance was due to differences in valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of U.S. markets, while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets, while the Index uses local market closing prices.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES


                                         BEGINNING     ENDING                 EXPENSES
                                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                           VALUE       VALUE       EXPENSE     DURING
                                         05/01/11     10/31/11      RATIO*     PERIOD*
                                         ---------   ---------   ----------   --------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return. ..................   $1,000.00   $  865.94      0.12%       $0.56
Hypothetical 5% Annual Return ........   $1,000.00   $1,024.60      0.12%       $0.61
THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return. ..................   $1,000.00   $  802.34      0.23%       $1.04
Hypothetical 5% Annual Return ........   $1,000.00   $1,024.05      0.23%       $1.17

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary .......    15.8%
Consumer Staples .............     9.1%
Energy .......................    17.8%
Financials ...................    18.0%
Health Care ..................    10.9%
Industrials ..................    14.3%
Information Technology .......     3.5%
Materials ....................     2.7%
Telecommunication Services ...     6.4%
Utilities ....................     1.5%
                                 -----
                                 100.0%

                       THE DFA INTERNATIONAL VALUE SERIES

Consumer Discretionary .......    13.2%
Consumer Staples .............     5.8%
Energy .......................    13.8%
Financials ...................    27.8%
Health Care ..................     1.8%
Industrials ..................     9.9%
Information Technology .......     2.6%
Materials ....................    12.3%
Other ........................      --
Telecommunication Services ...     9.1%
Utilities ....................     3.7%
                                 -----
                                 100.0%

                         THE U.S. LARGE CAP VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2011

                                                                                         PERCENTAGE
                                                          SHARES         VALUE+       OF NET ASSETS**
                                                        ----------   --------------   ---------------
COMMON STOCKS -- (92.6%)
Consumer Discretionary -- (14.6%)
   Carnival Corp.....................................    2,260,335   $   79,586,395         0.9%
   #CBS Corp. Class B................................    3,627,769       93,632,718         1.0%
   #Comcast Corp. Class A............................    9,940,714      233,109,743         2.5%
   Comcast Corp. Special Class A.....................    3,843,964       88,411,172         0.9%
   *Liberty Interactive Corp. Class A................    3,316,465       54,489,520         0.6%
   #News Corp. Class A...............................    9,024,175      158,103,546         1.7%
   #News Corp. Class B...............................    3,247,295       57,964,216         0.6%
   #Time Warner Cable, Inc...........................    2,004,056      127,638,327         1.4%
   #Time Warner, Inc.................................    6,251,359      218,735,051         2.3%
   Other Securities..................................                   356,593,391         3.8%
                                                                     --------------        ----
Total Consumer Discretionary ........................                 1,468,264,079        15.7%
                                                                     --------------        ----
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co.........................    3,072,555       88,919,742         0.9%
   #CVS Caremark Corp................................    6,703,937      243,352,913         2.6%
   Kraft Foods, Inc. Class A.........................    6,937,764      244,070,538         2.6%
   Other Securities..................................                   269,707,477         2.9%
                                                                     --------------        ----
Total Consumer Staples ..............................                   846,050,670         9.0%
                                                                     --------------        ----
Energy -- (16.5%)
   Anadarko Petroleum Corp...........................    2,511,298      197,136,893         2.1%
   #Apache Corp......................................      722,673       71,999,911         0.8%
   #Chesapeake Energy Corp...........................    3,189,528       89,689,527         1.0%
   #Chevron Corp.....................................    1,013,563      106,474,793         1.1%
   ConocoPhillips....................................    5,710,341      397,725,251         4.3%
   Devon Energy Corp.................................      734,202       47,686,420         0.5%
   Hess Corp.........................................    1,462,821       91,514,082         1.0%
   Marathon Oil Corp.................................    3,514,978       91,494,877         1.0%
   Marathon Petroleum Corp...........................    1,757,489       63,093,855         0.7%
   #National Oilwell Varco, Inc......................    1,891,996      134,956,075         1.4%
   Valero Energy Corp................................    2,742,854       67,474,208         0.7%
   Other Securities..................................                   302,245,745         3.2%
                                                                     --------------        ----
Total Energy.........................................                 1,661,491,637        17.8%
                                                                     --------------        ----
Financials -- (16.7%)
   Bank of America Corp..............................   23,609,592      161,253,513         1.7%
   #Capital One Financial Corp.......................    2,343,277      106,994,028         1.1%
   Citigroup, Inc....................................    7,841,714      247,719,745         2.7%
   CME Group, Inc....................................      315,128       86,836,672         0.9%
   Loews Corp........................................    2,340,216       92,906,575         1.0%
   #*MetLife, Inc....................................    4,759,859      167,356,642         1.8%
   Morgan Stanley....................................    3,076,864       54,275,881         0.6%
   #*Prudential Financial, Inc.......................    2,326,280      126,084,376         1.4%
   SunTrust Banks, Inc...............................    2,564,707       50,601,669         0.5%
   Other Securities..................................                   584,543,271         6.3%
                                                                     --------------        ----
Total Financials ....................................                 1,678,572,372        18.0%
                                                                     --------------        ----
Health Care -- (10.1%)
   Aetna, Inc........................................    1,938,699       77,082,672         0.8%
   Humana, Inc.......................................      712,843       60,513,242         0.7%
   Pfizer, Inc.......................................   17,575,216      338,498,660         3.6%
   *Thermo Fisher Scientific, Inc....................    1,994,284      100,252,657         1.1%
   UnitedHealth Group, Inc...........................    2,296,880      110,227,271         1.2%
   WellPoint, Inc....................................    2,580,122      177,770,406         1.9%
   Other Securities..................................                   149,779,340         1.6%
                                                                     --------------        ----
Total Health Care ...................................                 1,014,124,248        10.9%
                                                                     --------------        ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                           SHARES           VALUE+       OF NET ASSETS**
                                                        ------------   ---------------   ---------------
Industrials -- (13.3%)
   CSX Corp..........................................      6,342,908   $   140,875,987         1.5%
   General Electric Co...............................     21,437,880       358,226,975         3.8%
   Norfolk Southern Corp.............................      2,045,548       151,350,097         1.6%
   #Northrop Grumman Corp............................      1,627,982        94,015,960         1.0%
   Tyco International, Ltd...........................      1,426,599        64,981,584         0.7%
   Union Pacific Corp................................      2,590,289       257,915,076         2.8%
   Other Securities..................................                      269,921,810         2.9%
                                                                       ---------------       -----
Total Industrials....................................                    1,337,287,489        14.3%
                                                                       ---------------       -----
Information Technology -- (3.2%)
   Other Securities..................................                      324,040,085         3.5%
                                                                       ---------------       -----
Materials -- (2.5%)
   #Alcoa, Inc.......................................      5,357,434        57,645,990         0.6%
   International Paper Co............................      2,299,481        63,695,624         0.7%
   Other Securities..................................                      129,095,337         1.4%
                                                                       ---------------       -----
Total Materials......................................                      250,436,951         2.7%
                                                                       ---------------       -----
Telecommunication Services -- (5.9%)
   AT&T, Inc.........................................     13,044,608       382,337,460         4.1%
   #CenturyLink, Inc.................................      1,882,865        66,389,820         0.7%
   Verizon Communications, Inc.......................      1,811,751        66,998,552         0.7%
   Other Securities..................................                       84,468,354         0.9%
                                                                       ---------------       -----
Total Telecommunication Services.....................                      600,194,186         6.4%
                                                                       ---------------       -----
Utilities -- (1.4%)
   Public Service Enterprise Group, Inc..............      1,895,147        63,866,454         0.7%
   Other Securities..................................                       73,820,471         0.8%
                                                                       ---------------       -----
Total Utilities......................................                      137,686,925         1.5%
                                                                       ---------------       -----
TOTAL COMMON STOCKS..................................                    9,318,148,642        99.8%
                                                                       ---------------       -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares...........................     15,006,327        15,006,327         0.1%
                                                                       ---------------       -----

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                        ------------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund...................    724,867,696       724,867,696         7.8%
   @Repurchase Agreement, Deutsche Bank Securities,
      Inc. 0.12%, 11/01/11 (Collateralized by
      $284,470 FHLMC, rates ranging from 4.500% to
      6.000%, maturities ranging from 07/01/30 to
      10/01/36 & FNMA, rates ranging from 4.000% to
      5.000%, maturities ranging from 06/01/26 to
      06/01/41, valued at $285,492) to be
      repurchased at $276,185........................   $        276           276,184         0.0%
                                                                       ---------------       -----
TOTAL SECURITIES LENDING COLLATERAL..................                      725,143,880         7.8%
                                                                       ---------------       -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,292,882,883).............................                  $10,058,298,849       107.7%
                                                                       ===============       =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                                VALUATION INPUTS
                                         -------------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------------------
                                             LEVEL 1         LEVEL 2        LEVEL 3         TOTAL
                                         --------------   ------------    ----------   ---------------
Common Stocks
   Consumer Discretionary ............   $1,468,264,079             --            --   $ 1,468,264,079
   Consumer Staples ..................      846,050,670             --            --       846,050,670
   Energy ............................    1,661,491,637             --            --     1,661,491,637
   Financials ........................    1,678,572,372             --            --     1,678,572,372
   Health Care .......................    1,014,124,248             --            --     1,014,124,248
   Industrials. ......................    1,337,287,489             --            --     1,337,287,489
   Information Technology ............      324,040,085             --            --       324,040,085
   Materials .........................      250,436,951             --            --       250,436,951
   Telecommunication Services ........      600,194,186             --            --       600,194,186
   Utilities .........................      137,686,925             --            --       137,686,925
Temporary Cash Investments ...........       15,006,327             --            --        15,006,327
Securities Lending Collateral ........               --   $725,143,880            --       725,143,880
                                         --------------   ------------           ---   ---------------
TOTAL ................................   $9,333,154,969   $725,143,880            --   $10,058,298,849
                                         ==============   ============           ===   ===============

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2011

                                                                                        PERCENTAGE
                                                        SHARES          VALUE++       OF NET ASSETS**
                                                     ------------   --------------   ----------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (5.1%)
   National Australia Bank, Ltd. .................     1,758,678    $   46,973,112         0.7%
   Wesfarmers, Ltd. ..............................     2,539,298        86,154,389         1.2%
   Other Securities ..............................                     254,775,155         3.7%
                                                                    --------------        ----
TOTAL AUSTRALIA ..................................                     387,902,656         5.6%
                                                                    --------------        ----
AUSTRIA -- (0.3%)
   Other Securities ..............................                      20,634,227         0.3%
                                                                    --------------        ----
BELGIUM -- (0.8%)
   Other Securities ..............................                      59,337,610         0.9%
                                                                    --------------        ----
CANADA -- (12.2%)
   #Encana Corp. .................................     2,051,015        44,487,529         0.6%
   Goldcorp, Inc. ................................       952,168        46,330,723         0.7%
   Kinross Gold Corp. ............................     2,678,826        38,190,236         0.5%
   #Manulife Financial Corp. .....................     4,206,497        55,537,999         0.8%
   #Sun Life Financial, Inc. .....................     1,513,735        38,209,754         0.5%
   Suncor Energy, Inc. ...........................     3,046,286        97,034,944         1.4%
   #Teck Resources, Ltd. Class B .................     1,483,730        59,483,171         0.9%
   #Thomson Reuters Corp. ........................     1,832,184        54,207,280         0.8%
   #TransCanada Corp. ............................     1,901,357        80,823,171         1.2%
   Other Securities ..............................                     418,371,148         6.0%
                                                                    --------------        ----
TOTAL CANADA .....................................                     932,675,955        13.4%
                                                                    --------------        ----
DENMARK -- (1.0%)
   Other Securities ..............................                      78,190,915         1.1%
                                                                    --------------        ----
FINLAND -- (0.5%)
   Other Securities ..............................                      38,755,297         0.6%
                                                                    --------------        ----
FRANCE -- (8.1%)
   AXA SA ........................................     4,058,877        65,282,762         0.9%
   Cie de Saint-Gobain SA ........................     1,039,077        48,023,542         0.7%
   GDF Suez SA ...................................     2,974,295        83,793,967         1.2%
   Societe Generale SA ...........................     1,383,654        39,616,437         0.6%
   Vivendi SA ....................................     3,567,218        79,714,572         1.2%
   Other Securities ..............................                     301,029,827         4.3%
                                                                    --------------        ----
TOTAL FRANCE .....................................                     617,461,107         8.9%
                                                                    --------------        ----
GERMANY -- (7.6%)
   Allianz SE ....................................       409,076        45,514,671         0.7%
   Bayerische Motoren Werke AG ...................       915,762        74,391,132         1.1%
   Daimler AG ....................................     2,088,586       106,077,407         1.5%
   Deutsche Bank AG ..............................     1,039,440        42,979,349         0.6%
   Deutsche Telekom AG ...........................     2,852,483        36,238,329         0.5%
   #Deutsche Telekom AG Sponsored ADR ............     3,099,741        39,366,711         0.6%
   E.ON AG .......................................     2,426,569        58,516,673         0.8%
   Munchener Rueckversicherungs-Gesellschaft AG ..       400,624        53,651,325         0.8%
   Other Securities ..............................                     124,509,792         1.8%
                                                                    --------------        ----
TOTAL GERMANY ....................................                     581,245,389         8.4%
                                                                    --------------        ----
GREECE -- (0.1%)
   Other Securities ..............................                       4,894,561         0.1%
                                                                    --------------        ----
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd. .......................     5,618,000        51,349,161         0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                        SHARES          VALUE++       OF NET ASSETS**
                                                     ------------   --------------   ----------------
HONG KONG -- (Continued)
   Other Securities ..............................                  $   55,518,530         0.8%
                                                                    --------------         ----
TOTAL HONG KONG ..................................                     106,867,691         1.5%
                                                                    --------------         ----
IRELAND -- (0.2%)
   Other Securities ..............................                      15,199,876         0.2%
                                                                    --------------         ----
ISRAEL -- (0.5%)
   Other Securities ..............................                      38,329,881         0.5%
                                                                    --------------         ----
ITALY -- (1.2%)
   Other Securities ..............................                      89,164,763         1.3%
                                                                    --------------         ----
JAPAN -- (19.3%)
   Mitsubishi Heavy Industries, Ltd. .............     9,007,000        36,699,293          0.5%
   #Mitsubishi UFJ Financial Group, Inc. .........    15,413,706        66,987,001          1.0%
   Nissan Motor Co., Ltd. ........................     4,503,100        41,404,872          0.6%
   #Sony Corp. Sponsored ADR .....................     1,801,665        37,780,915          0.5%
   Sumitomo Corp. ................................     3,241,900        40,138,454          0.6%
   #Toyota Motor Corp. Sponsored ADR .............       673,198        44,909,039          0.7%
   Other Securities ..............................                   1,205,111,310         17.3%
                                                                    --------------         ----
TOTAL JAPAN ......................................                   1,473,030,884         21.2%
                                                                    --------------         ----
MALAYSIA -- (0.0%)
   Other Securities ..............................                              --          0.0%
                                                                    --------------         ----
NETHERLANDS -- (2.8%)
   #ArcelorMittal NV .............................     2,446,831        50,730,198          0.7%
   *ING Groep NV .................................     4,345,626        37,463,546          0.5%
   Koninklijke Philips Electronics NV ............     1,939,039        40,364,410          0.6%
   Other Securities ..............................                      87,853,051          1.3%
                                                                    --------------         ----
TOTAL NETHERLANDS ................................                     216,411,205          3.1%
                                                                    --------------         ----
NEW ZEALAND -- (0.1%)
   Other Securities ..............................                       6,099,517          0.1%
                                                                    --------------         ----
NORWAY -- (1.0%)
   Other Securities ..............................                      72,663,534          1.0%
                                                                    --------------         ----
PORTUGAL -- (0.1%)
   Other Securities ..............................                       5,744,115          0.1%
                                                                    --------------         ----
SINGAPORE -- (1.0%)
   Other Securities ..............................                      78,508,852          1.1%
                                                                    --------------         ----
SPAIN -- (2.8%)
   Banco Santander SA ............................     4,170,537        35,298,849          0.5%
   Repsol YPF SA Sponsored ADR ...................     1,432,181        43,208,901          0.6%
   Other Securities ..............................                     131,339,944          1.9%
                                                                    --------------         ----
TOTAL SPAIN ......................................                     209,847,694          3.0%
                                                                    --------------         ----
SWEDEN -- (2.2%)
   Nordea Bank AB ................................     4,070,233        36,961,282          0.5%
   Other Securities ..............................                     133,018,079          1.9%
                                                                    --------------         ----
TOTAL SWEDEN .....................................                     169,979,361          2.4%
                                                                    --------------         ----
SWITZERLAND -- (4.9%)
   Holcim, Ltd. ..................................       886,165        56,117,367          0.8%
   *Swiss Re, Ltd. ...............................     1,108,107        60,500,983          0.9%
   *UBS AG .......................................     3,071,652        38,820,179          0.5%
   Zurich Financial Services AG ..................       322,634        74,348,937          1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                        SHARES          VALUE++       OF NET ASSETS**
                                                     ------------   --------------   ----------------
SWITZERLAND -- (Continued)
   Other Securities ..............................                    $140,256,396         2.0%
                                                                    --------------        ----
TOTAL SWITZERLAND ................................                     370,043,862         5.3%
                                                                    --------------        ----
UNITED KINGDOM -- (17.1%)
   Aviva P.L.C. ..................................      7,470,381       40,755,092         0.6%
   #Barclays P.L.C. Sponsored ADR ................      4,308,754       53,902,513         0.8%
   BP P.L.C. Sponsored ADR .......................      2,525,358      111,570,316         1.6%
   Kingfisher P.L.C. .............................     10,285,817       42,615,041         0.6%
   Royal Dutch Shell P.L.C. ADR  .................      3,323,210      238,606,478         3.4%
   Vodafone Group P.L.C. .........................     34,976,333       97,118,175         1.4%
   Vodafone Group P.L.C. Sponsored ADR ...........      8,700,738      242,228,546         3.5%
   William Morrison Supermarkets P.L.C. ..........      8,127,143       39,411,911         0.6%
   Xstrata P.L.C. ................................      4,186,332       69,729,764         1.0%
   Other Securities ..............................                     370,447,348         5.3%
                                                                    --------------        ----
TOTAL UNITED KINGDOM .............................                   1,306,385,184        18.8%
                                                                    --------------        ----
TOTAL COMMON STOCKS ..............................                   6,879,374,136        98.9%
                                                                    --------------        ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities ..............................                      19,462,153         0.3%
                                                                    --------------        ----
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
   Other Securities ..............................                       1,391,631         0.0%
                                                                    --------------        ----

                                                        SHARES/
                                                         FACE
                                                        AMOUNT          VALUE+
                                                     ------------   --------------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund ...............    715,664,286      715,664,286        10.3%
   @Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.11%, 11/01/11
      (Collateralized by FNMA 3.500%,
      11/01/31, valued at $2,921,919) to be
      repurchased at $2,864,635 ..................   $      2,865        2,864,626         0.0%
                                                                    --------------       -----
TOTAL SECURITIES LENDING COLLATERAL ..............                     718,528,912        10.3%
                                                                    --------------       -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,061,653,062) .........................                  $7,618,756,832       109.5%
                                                                    ==============       =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                           VALUATION INPUTS
                                   ----------------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                   ----------------------------------------------------------
                                       LEVEL 1          LEVEL 2      LEVEL 3        TOTAL
                                   --------------   --------------   -------   --------------
Common Stocks
   Australia ...................   $    6,629,134   $  381,273,522      --     $  387,902,656
   Austria .....................               --       20,634,227      --         20,634,227
   Belgium .....................        3,455,957       55,881,653      --         59,337,610
   Canada ......................      932,675,955               --      --        932,675,955
   Denmark .....................               --       78,190,915      --         78,190,915
   Finland .....................        1,388,619       37,366,678      --         38,755,297
   France ......................       28,654,193      588,806,914      --        617,461,107
   Germany .....................       88,531,841      492,713,548      --        581,245,389
   Greece ......................          335,251        4,559,310      --          4,894,561
   Hong Kong ...................               --      106,867,691      --        106,867,691
   Ireland .....................        4,784,538       10,415,338      --         15,199,876
   Israel ......................        5,756,752       32,573,129      --         38,329,881
   Italy .......................       23,300,035       65,864,728      --         89,164,763
   Japan .......................      117,374,320    1,355,656,564      --      1,473,030,884
   Malaysia ....................               --               --      --                 --
   Netherlands .................       13,867,890      202,543,315      --        216,411,205
   New Zealand .................               --        6,099,517      --          6,099,517
   Norway ......................          311,480       72,352,054      --         72,663,534
   Portugal ....................               --        5,744,115      --          5,744,115
   Singapore ...................               --       78,508,852      --         78,508,852
   Spain .......................       55,061,813      154,785,881      --        209,847,694
   Sweden ......................        9,912,006      160,067,355      --        169,979,361
   Switzerland .................       52,276,796      317,767,066      --        370,043,862
   United Kingdom ..............      701,196,382      605,188,802      --      1,306,385,184
Preferred Stocks
   Germany .....................               --       19,462,153      --         19,462,153
Rights/Warrants
   Hong Kong ...................               --        1,391,631      --          1,391,631
Securities Lending Collateral ..               --      718,528,912      --        718,528,912
                                   --------------   --------------     ---     --------------
TOTAL ..........................   $2,045,512,962   $5,573,243,870      --     $7,618,756,832
                                   ==============   ==============     ===     ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2011

                             (AMOUNTS IN THOUSANDS)

                                                                                                 THE DFA
                                                                             THE U.S. LARGE   INTERNATIONAL
                                                                                CAP VALUE         VALUE
                                                                                 SERIES          SERIES
                                                                             --------------   -------------
ASSETS:
Investments at Value (including $705,167 and $659,265 of securities on
   loan, respectively) ...................................................     $ 9,318,149     $6,900,228
Temporary Cash Investments at Value & Cost ...............................          15,006             --
Collateral Received from Securities on Loan at Value & Cost ..............             276          2,865
Affiliated Collateral Received from Securities on Loan at Value & Cost ...         724,868        715,664
Foreign Currencies at Value ..............................................              --          5,055
Cash .....................................................................              --          7,998
Receivables:
   Investment Securities Sold ............................................          16,470         10,461
   Dividends, Interest and Tax Reclaims ..................................          12,523         22,583
   Securities Lending Income .............................................             882            392
   Fund Shares Sold ......................................................              --         16,059
                                                                               -----------     ----------
      Total Assets .......................................................      10,088,174      7,681,305
                                                                               -----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned ......................................         725,144        718,529
   Investment Securities Purchased. ......................................          11,357             --
   Fund Shares Redeemed ..................................................          15,399          5,329
   Due to Advisor ........................................................             738          1,124
Accrued Expenses and Other Liabilities. ..................................             429            416
                                                                               -----------     ----------
      Total Liabilities ..................................................         753,067        725,398
                                                                               -----------     ----------
NET ASSETS ...............................................................     $ 9,335,107     $6,955,907
                                                                               ===========     ==========
Investments at Cost ......................................................     $ 7,552,733     $6,343,124
                                                                               -----------     ----------
Foreign Currencies at Cost ...............................................     $        --     $    5,106
                                                                               -----------     ----------

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2011

                             (AMOUNTS IN THOUSANDS)

                                                                       THE U.S.      THE DFA
                                                                        LARGE     INTERNATIONAL
                                                                      CAP VALUE       VALUE
                                                                        SERIES       SERIES
                                                                      ---------   -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $20,604
      respectively) ...............................................   $ 172,743   $   258,493
   Interest .......................................................          25            30
   Income from Securities Lending .................................       7,066        12,747
                                                                      ---------   -----------
      Total Investment Income .....................................     179,834       271,270
                                                                      ---------   -----------
EXPENSES
   Investment Advisory Services Fees. .............................       9,440        14,647
   Accounting & Transfer Agent Fees ...............................         900           708
   Custodian Fees .................................................         103         1,317
   Shareholders' Reports ..........................................          52            41
   Directors'/Trustees' Fees & Expenses ...........................          83            66
   Professional Fees ..............................................         328           238
   Other ..........................................................          76            87
                                                                      ---------   -----------
      Total Expenses ..............................................      10,982        17,104
                                                                      ---------   -----------
   Fees Paid Indirectly ...........................................          --            (7)
                                                                      ---------   -----------
   Net Expenses ...................................................      10,982        17,097
                                                                      ---------   -----------
   NET INVESTMENT INCOME (LOSS) ...................................     168,852       254,173
                                                                      ---------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..................................     387,017       161,341
      Futures .....................................................     (12,646)           --
      Foreign Currency Transactions ...............................          --           506
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency ..................     (74,679)   (1,021,735)
      Translation of Foreign Currency Denominated Amounts .........          --          (517)
                                                                      ---------   -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ........................     299,692      (860,405)
                                                                      ---------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $ 468,544   $  (606,232)
                                                                      =========   ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                     THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL VALUE
                                                                SERIES                   SERIES
                                                     ------------------------   ---------------------------
                                                         YEAR         YEAR         YEAR           YEAR
                                                        ENDED        ENDED         ENDED          ENDED
                                                       OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,
                                                         2011         2010         2011           2010
                                                     -----------   ----------   -----------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) ..................   $   168,852   $  167,346   $   254,173    $  164,482
   Net Realized Gain (Loss) on:
      Investment Securities Sold .................       387,017      638,095       161,341       360,748
      Futures ....................................       (12,646)          --            --            --
      Foreign Currency Transactions ..............            --           --           506          (156)
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities and Foreign
         Currency ................................       (74,679)     678,724    (1,021,735)      182,952
      Translation of Foreign Currency
         Denominated Amounts .....................            --           --          (517)          537
                                                     -----------   ----------   -----------    ----------
         Net Increase (Decrease) in Net Assets
            Resulting from Operations ............       468,544    1,484,165      (606,232)      708,563
                                                     -----------   ----------   -----------    ----------
Transactions in Interest:
   Contributions .................................     1,230,772      512,765       900,473       611,794
   Withdrawals ...................................    (1,180,609)    (688,930)     (257,967)     (592,688)
                                                     -----------   ----------   -----------    ----------
      Net Increase (Decrease) from
         Transactions in Interest ................        50,163     (176,165)      642,506        19,106
                                                     -----------   ----------   -----------    ----------
      Total Increase (Decrease) in Net
         Assets ..................................       518,707    1,308,000        36,274       727,669
NET ASSETS
   Beginning of Period ...........................     8,816,400    7,508,400     6,919,633     6,191,964
                                                     -----------   ----------   -----------    ----------
   End of Period .................................   $ 9,335,107   $8,816,400   $ 6,955,907    $6,919,633
                                                     ===========   ==========   ===========    ==========

               See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                                                              THE U.S. LARGE CAP VALUE SERIES+
                                         ---------------------------------------------------------------------------------
                                                                                  PERIOD
                                            YEAR         YEAR         YEAR        DEC. 1,           YEAR           YEAR
                                            ENDED       ENDED        ENDED       2007 TO           ENDED          ENDED
                                          OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,         NOV. 30,       NOV. 30,
                                            2011         2010         2009         2008             2007           2006
                                         ----------   ----------   ----------   ----------      -----------    -----------
Total Return .........................         5.69%       19.96%       11.90%      (36.53)%(C)       (0.32)%        18.16%
                                         ----------   ----------   ----------   ----------      -----------    -----------
Net Assets, End of Period
   (thousands) .......................   $9,335,107   $8,816,400   $7,508,400   $6,739,363      $10,159,322    $ 8,866,306
Ratio of Expenses to Average Net
   Assets. ...........................         0.12%        0.12%        0.13%        0.11%(B)         0.11%          0.12%
Ratio of Expenses to Average Net
   Assets (Excluding Fees Paid
   Indirectly) .......................         0.12%        0.12%        0.13%        0.11%(B)         0.11%          0.12%
Ratio of Net Investment Income to
   Average Net Assets ................         1.79%        2.02%        2.42%        1.97%(B)         1.44%          1.68%
Portfolio Turnover Rate. .............           14%          28%          29%          19%(C)            9%            13%

                                                                    THE DFA INTERNATIONAL VALUE SERIES+
                                         -----------------------------------------------------------------------------------
                                                                                      PERIOD
                                            YEAR           YEAR         YEAR          DEC. 1,           YEAR         YEAR
                                            ENDED         ENDED        ENDED          2007 TO          ENDED         ENDED
                                          OCT. 31,       OCT. 31,     OCT. 31,        OCT. 31,        NOV. 30,      NOV. 30,
                                            2011           2010         2009           2008             2007          2006
                                         ----------     ----------   ----------     -----------      ----------   ----------
Total Return .........................        (8.04)%        11.13%       35.41%         (47.87)%(C)      17.32%       35.73%
                                         ----------     ----------   ----------      ----------      ----------   ----------
Net Assets, End of Period
   (thousands) .......................   $6,955,907     $6,919,633   $6,191,964      $4,700,337      $9,638,721   $7,457,252
Ratio of Expenses to Average Net
   Assets. ...........................         0.23%          0.24%        0.24%           0.23%(B)        0.23%        0.23%
Ratio of Expenses to Average Net
   Assets (Excluding Fees Paid
   Indirectly) .......................         0.23%(B)       0.23%        0.24%           0.23%(B)        0.23%        0.23%
Ratio of Net Investment Income to
   Average Net Assets ................         3.47%          2.55%        3.22%           4.15%(B)        3.04%        3.29%
Portfolio Turnover Rate. .............            9%            20%          18%             16%(C)          16%           8%

See page 1 for the Definitions of Abbreviations and Footnotes.

+    See Note A in the Notes to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The U.S. Large Cap Value Series and The DFA International Value Series (the "Series") are presented in this section of the report.

     Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     .    Level 1 - quoted prices in active markets for identical securities

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

     Securities held by the Series (including over the counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m.
PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m.
PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

     2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended October 31, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

     In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amount in thousands):

                                          FEES PAID
                                         INDIRECTLY
                                         ----------
The DFA International Value Series ...   $        7

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2011, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series ......   $226
The DFA International Value Series ...    176

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2011, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                          PURCHASES      SALES
                                         ----------   ----------
The U.S. Large Cap Value Series ......   $1,527,597   $1,330,587
The DFA International Value Series ...    1,526,295      660,584

     There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

     At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                           FEDERAL     UNREALIZED      UNREALIZED      APPRECIATION
                                          TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                         ----------   ------------   --------------   --------------
The U.S. Large Cap Value Series ......   $8,293,184    $2,196,901     $(431,786)         $1,765,115
The DFA International Value Series ...    7,064,348     1,142,717      (588,308)            554,409

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code
(S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

     Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

     The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2011 (amounts in thousands):

                                        LOCATION ON THE STATEMENTS     EQUITY
                                               OF OPERATIONS         CONTRACTS
                                        --------------------------   ---------
The U.S. Large Cap Value Series* ....   Net Realized Gain (Loss)
                                        on Futures                   $(12,646)

* As of October 31, 2011, there were no futures contracts outstanding. During the year ended October 31, 2011, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Series under this line of credit during the year ended October 31, 2011.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2011, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED        WEIGHTED      NUMBER OF     INTEREST    MAXIMUM AMOUNT
                                            AVERAGE        AVERAGE         DAYS         EXPENSE   BORROWED DURING
                                         INTEREST RATE   LOAN BALANCE   OUTSTANDING*   INCURRED     THE PERIOD
                                         -------------   ------------   ------------   --------   ---------------
The U.S. Large Cap Value Series ......       0.87%          $6,501           33           $5          $15,367
The DFA International Value Series ...       0.86%           2,623           14            1           12,532

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Series' available line of credit was utilized.

     There were no outstanding borrowings by the Series under this line of credit as of October 31, 2011.

I. SECURITIES LENDING:

     As of October 31, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

     The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                 FUND MANAGEMENT

                                   (UNAUDITED)

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

     Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

     Each Board's Performance Committee is comprised of George M.
Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

     Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

     NAME, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND,       TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     ADDRESS AND AGE         LENGTH OF SERVICE         OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides    DFAITC - since 1993 94 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and      DFAIDG - since 1983 investment companies  of Chicago Booth School of Business.
DIG.                        DIG - since 1993
Trustee of DFAITC and       DEM - since 1993
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould               DFAITC - since 1993 94 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and      DFAIDG - since 1986 investment companies  Professor of Economics, The University of Chicago
DIG.                        DIG - since 1993                          Booth School of Business (since 1965). Member
Trustee of DFAITC and       DEM - since 1993                          and Chair, Competitive Markets Advisory
DEM.                                                                  Committee, Chicago Mercantile Exchange (futures
The University of Chicago                                             trading exchange) (since 2004). Formerly, Director
Booth School of Business                                              of UNext, Inc. (1999-2006). Trustee, Harbor Fund
5807 S. Woodlawn                                                      (registered investment company) (30 Portfolios)
Avenue                                                                (since 1994). Formerly, Member of the Board of
Chicago, IL 60637                                                     Milwaukee Mutal Insurance Company (1997-2010).
Age: 72

Roger G. Ibbotson           DFAITC - since 1993 94 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and      DFAIDG - since 1981 investment companies  Management (since 1984). Chairman, CIO and
DIG.                        DIG - since 1993                          Partner, Zebra Capital Management, LLC (hedge
Trustee of DFAITC and       DEM - since 1993                          fund manager) (since 2001). Consultant to
DEM.                                                                  Morningstar, Inc. (since 2006). Formerly, Chairman,
Yale School of                                                        Ibbotson Associates, Inc., Chicago, IL (software
Management                                                            data publishing and consulting) (1977-2006).
135 Prospect Street                                                   Formerly, Director, BIRR Portfolio Analysis, Inc.
New Haven, CT                                                         (software products) (1990-2010).
06520-8200
Age: 68

     NAME, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND,       TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     ADDRESS AND AGE         LENGTH OF SERVICE         OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
Edward P. Lazear            DFAITC - since 2010 94 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and      DFAIDG - since 2010 investment companies  (since 2002). Jack Steele Parker Professor of
DIG.                        DIG - since 2010                          Human Resources Management and Economics,
Trustee of DFAITC and       DEM - since 2010                          Graduate School of Business, Stanford University
DEM.                                                                  (since 1995). Cornerstone Research (expert
Stanford University                                                   testimony and economic and financial analysis)
Graduate School of                                                    (since 2009). Formerly, Chairman of the President
Business                                                              George W. Bush's Council of Economic Advisers
518 Memorial Way                                                      (2006-2009). Formerly, Council of Economic
Stanford, CA 94305-5015                                               Advisors, State of California (2005-2006). Formerly,
Age: 63                                                               Commissioner, White House Panel on Tax Reform
                                                                      (2005).

Myron S. Scholes            DFAITC - since 1993 94 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and      DFAIDG - since 1981 investment companies  Stanford University (since 1981). Formerly,
DIG.                        DIG - since 1993                          Chairman, Platinum Grove Asset Management, L.P.
Trustee of DFAITC and       DEM - since 1993                          (hedge fund) (formerly, Oak Hill Platinum Partners)
DEM.                                                                  (1999-2009). Formerly, Managing Partner, Oak Hill
c/o Dimensional Fund                                                  Capital Management (private equity firm) (until
Advisors, L.P.                                                        2004). Director, American Century Fund Complex
6300 Bee Cave Road                                                    (registered investment companies) (40 Portfolios)
Building 1                                                            (since 1980). Formerly, Director, Chicago
Austin, TX 78746                                                      Mercantile Exchange (2001-2008).
Age: 70

Abbie J. Smith              DFAITC - since 2000 94 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and      DFAIDG - since 2000 investment companies  Professor of Accounting, The University of Chicago
DIG.                        DIG - since 2000                          Booth School of Business (since 1980). Co-Director
Trustee of DFAITC and       DEM - since 2000                          Investment Research, Fundamental Investment
DEM.                                                                  Advisors (hedge fund) (since 2008). Director, HNI
The University of Chicago                                             Corporation (formerly known as HON Industries
Booth School of Business                                              Inc.) (office furniture) (since 2000). Director, Ryder
5807 S. Woodlawn                                                      System Inc. (transportation, logistics and
Avenue                                                                supply-chain management) (since 2003). Trustee,
Chicago, IL 60637                                                     UBS Funds (3 investment companies within the
Age: 58                                                               fund complex) (52 portfolios) (since 2009).

     NAME, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND,       TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     ADDRESS AND AGE         LENGTH OF SERVICE         OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*

David G. Booth              DFAITC - since 1993 94 portfolios in 4    Chairman, Director/Trustee, President, and
Chairman, Director,         DFAIDG - since 1981 investment companies  Co-Chief Executive Officer (since January 2010) of
Co-Chief Executive Officer  DIG - since 1992                          Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG     DEM - since 1993                          Advisors LP, DFA Securities LLC, Dimensional
and DIG. Chairman,                                                    Emerging Markets Value Fund, DFAIDG,
Trustee, Co-Chief                                                     Dimensional Investment Group Inc. and The DFA
Executive Officer and                                                 Investment Trust Company. Director of Dimensional
President of DFAITC and                                               Fund Advisors Ltd., Dimensional Funds PLC,
DEM.                                                                  Dimensional Funds II PLC, DFA Australia Limited
6300 Bee Cave Road,                                                   and Dimensional Cayman Commodity Fund I Ltd.
Building One                                                          Chairman and President of Dimensional SmartNest
Austin, Texas 78746                                                   LLC and Dimensional SmartNest (US) LLC.
Age: 64                                                               Chairman, Director and Co-Chief Executive Officer
                                                                      of Dimensional Fund Advisors Canada ULC.
                                                                      Limited Partner, Oak Hill Partners (since 2001) and
                                                                      VSC Investors, LLC (since 2007). Trustee, The
                                                                      University of Chicago. Trustee, University of
                                                                      Kansas Endowment Association. Formerly, Chief
                                                                      Executive Officer (until 2010) and Chief Investment
                                                                      Officer (2003-2007) of Dimensional Fund Advisors
                                                                      LP, DFA Securities LLC, Dimensional Emerging
                                                                      Markets Value Fund, DFAIDG, Dimensional
                                                                      Investment Group Inc., The DFA Investment Trust
                                                                      Company and Dimensional Holdings Inc. Formerly,
                                                                      Chief Investment Officer of Dimensional Fund
                                                                      Advisors Ltd. Formerly, President and Chief
                                                                      Investment Officer of DFA Australia Limited.
                                                                      Formerly, Director, SA Funds (registered investment
                                                                      company).

Eduardo A. Repetto          DFAITC - since 2009 94 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief          DFAIDG - since 2009 investment companies  Chief Investment Officer (since March 2007) and
Executive Officer and       DIG - since 2009                          Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of DEM - since 2009                          Dimensional Fund Advisors LP, DFA Securities
DFAIDG and DIG.                                                       LLC, Dimensional Emerging Markets Value Fund,
Trustee, Co-Chief                                                     DFAIDG, Dimensional Investment Group Inc., The
Executive Officer and                                                 DFA Investment Trust Company and Dimensional
Chief Investment Officer of                                           Cayman Commodity Fund I Ltd. Co-Chief
DFAITC and DEM.                                                       Executive Officer, President and Chief Investment
6300 Bee Cave Road,                                                   Officer of Dimensional Fund Advisors Canada ULC.
Building One                                                          Chief Investment Officer, Vice President and
Austin, TX 78746                                                      Director of DFA Australia Limited. Director of
Age: 44                                                               Dimensional Fund Advisors Ltd., Dimensional
                                                                      Funds PLC and Dimensional Funds II PLC.
                                                                      Co-Chief Executive Officer of Dimensional
                                                                      SmartNest LLC and Dimensional SmartNest (US)
                                                                      LLC. Formerly, Vice President of Dimensional
                                                                      Holdings Inc., Dimensional Fund Advisors LP, DFA
                                                                      Securities LLC, Dimensional Emerging Markets
                                                                      Value Fund, DFAIDG, Dimensional Investment
                                                                      Group Inc., The DFA Investment Trust Company
                                                                      and Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                            TERM OF OFFICE/1/
      NAME, POSITION WITH THE FUND            AND LENGTH OF
                 AND AGE                         SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
                                                              OFFICERS

April A. Aandal                                 Since 2008        Vice President, Global Business Development of all the DFA
Vice President, Global Business                                   Entities. Chief Learning Officer of Dimensional (September
Development                                                       2008-October 2011). Formerly, Regional Director of Dimensional
Age: 48                                                           (2004-2008).

Darryl D. Avery                                 Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 45

Arthur H. Barlow                                Since 1993        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Age: 55

John T. Blood                                   Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2010). Formerly, Chief Market Strategist at
Age: 42                                                           Commonwealth Financial (2007-2010); Director of Research at
                                                                  Commonwealth Financial (2000-2007).

Scott A. Bosworth                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since November 1997).
Age: 42

Valerie A. Brown                                Since 2001        Vice President and Assistant Secretary of all the DFA Entities,
Vice President and Assistant                                      DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Secretary                                                         Dimensional Fund Advisors Canada ULC (since 2003) and
Age: 44                                                           Dimensional Cayman Commodity Fund I Ltd.

David P. Butler                                 Since 2007        Vice President of all the DFA Entities. Head of Global Financial
Vice President                                                    Services of Dimensional (since 2008). Formerly, Regional Director
Age: 47                                                           of Dimensional (January 1995 to January 2005).

James G. Charles                                Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2008-2010). Formerly, Vice President, Client
Age: 55                                                           Portfolio Manager at American Century Investments (2001-2008).

Joseph H. Chi                                   Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since October 2005).
Age: 45

Stephen A. Clark                                Since 2004        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                    Dimensional Fund Advisors Canada ULC.
Age: 39

Robert P. Cornell                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Financial Services Group of Dimensional (since August 1993).
Age: 62

George H. Crane                                 Since 2010        Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                                    President and Managing Director at State Street Bank & Trust
Age: 56                                                           Company (2007-2008). Managing Director, Head of Investment
                                                                  Administration and Operations at State Street Research &
                                                                  Management Company (2002-2005).

Christopher S. Crossan                          Since 2004        Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                                   Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance                                                        Dimensional SmartNest LLC and Dimensional SmartNest (US)
Officer                                                           LLC. Chief Compliance Officer of Dimensional Fund Advisors
Age: 45                                                           Canada ULC.

                                            TERM OF OFFICE/1/
      NAME, POSITION WITH THE FUND            AND LENGTH OF
                 AND AGE                         SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
James L. Davis                                  Since 1999        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Age: 54

Robert T. Deere                                 Since 1994        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                    Dimensional Fund Advisors Canada ULC.
Age: 54

Peter F. Dillard                                Since 2010        Vice President of all the DFA Entities. Research Associate for
Vice President                                                    Dimensional (since August 2008). Formerly, Research Assistant for
Age: 39                                                           Dimensional (April 2006-August 2008).

Robert W. Dintzner                              Since 2001        Vice President of all the DFA Entities. Chief Communications
Vice President and Chief                                          Officer of Dimensional (since 2010).
Communications Officer
Age: 41

Richard A. Eustice                              Since 1998        Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                      DFA Australia Limited. Chief Operating Officer of Dimensional
Secretary                                                         Fund Advisors Ltd. (since July 2008). Formerly, Vice President of
Age: 46                                                           Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                             Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 40

Jed S. Fogdall                                  Since 2008        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since September 2004).
Age: 37

Jeremy P. Freeman                               Since 2009        Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                                    for Dimensional (since June 2006). Formerly, Principal at AIM
Age: 40                                                           Investments/Amvescap PLC (now Invesco) (June 1998-June
                                                                  2006).

Mark R. Gochnour                                Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional.
Age: 44

Henry F. Gray                                   Since 2000        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 44

John T. Gray                                    Since 2007        Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                    Director of Dimensional (January 2005 to February 2007).
Age: 37

Joel H. Hefner                                  Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since June 1998).
Age: 43

Julie C. Henderson                              Since 2005        Vice President and Fund Controller of all the DFA Entities and
Vice President and Fund Controller                                Dimensional Cayman Commodity Fund I Ltd.
Age: 37

Kevin B. Hight                                  Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 43

Christine W. Ho                                 Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 43

Michael C. Horvath                              Since 2011        Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                    Director, Co-Head Global Consultant Relations at BlackRock
Age: 51                                                           (2004-2011).

Jeff J. Jeon                                    Since 2004        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd.
Age: 37

                                            TERM OF OFFICE/1/
      NAME, POSITION WITH THE FUND            AND LENGTH OF
                 AND AGE                         SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------

Patrick M. Keating                              Since 2003        Vice President of all the DFA Entities and Dimensional Cayman
Vice President and Chief Operating                                Commodity Fund I Ltd. and Chief Operating Officer of Dimensional
Officer                                                           and Dimensional Cayman Commodity Fund I Ltd. Director, Vice
Age: 56                                                           President and Chief Privacy Officer of Dimensional Fund Advisors
                                                                  Canada ULC. Director of DFA Australia Limited.

David M. Kershner                               Since 2010        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since June 2004).
Age: 40

Timothy R. Kohn                                 Since 2011        Vice President of all the DFA Entities. Head of Defined
Vice President                                                    Contribution Sales for Dimensional (since August 2010). Formerly,
Age: 40                                                           Chief DC Strategist, Barclays Global Investors (2005-2009).

Joseph F. Kolerich                              Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 39

Stephen W. Kurad                                Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2007-2010).
Age: 42

Michael F. Lane                                 Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 44

Juliet Lee                                      Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Marlena I. Lee                                  Since 2011        Vice President of all the DFA Entities. Research Associate for
Vice President                                                    Dimensional (July 2008-2010).
Age: 30

Apollo D. Lupescu                               Since 2009        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (since February 2004).
Age: 42

Kenneth M. Manell                               Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd. Counsel for Dimensional (since September
Age: 38                                                           2006). Formerly, Assistant General Counsel at Castle & Cooke
                                                                  (January 2004-September 2006).

Aaron M. Marcus                                 Since 2008        Vice President and Head of Global Human Resources of
Vice President & Head of Global                                   Dimensional. Formerly, Global Head of Recruiting and Vice
Human Resources                                                   President of Goldman Sachs & Co. (June 2006 to January 2008),
Age: 41                                                           and Global Co-Head of HR of the Equities & FICC Division, and
                                                                  Vice President of Goldman Sachs & Co. (May 2005 to May 2006).

David R. Martin                                 Since 2007        Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial Officer                           DFA Entities. Director, Vice President, Chief Financial Officer
and Treasurer                                                     and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia
Age: 54                                                           Limited. Chief Financial Officer, Treasurer, and Vice President of
                                                                  Dimensional Fund Advisors Canada ULC, Dimensional SmartNest LLC,
                                                                  Dimensional SmartNest (US) LLC and Dimensional Cayman Commidity
                                                                  Fund I Ltd. Director of Dimensional Funds PLC and Dimensional
                                                                  Funds II PLC. Formerly, Executive Vice President and Chief
                                                                  Financial Officer of Janus Capital Group Inc. (June 2005 to March
                                                                  2007).

Catherine L. Newell                     Vice President since 1997 Vice President and Secretary of all the DFA Entities. Director,
Vice President and Secretary            and Secretary since 2000  Vice President and Secretary of DFA Australia Limited and
Age: 47                                                           Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of
                                                                  Dimensional Fund Advisors Canada ULC (since June 2003),
                                                                  Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and
                                                                  Dimensional Cayman Commodity Fund I Ltd. Director, Dimensional
                                                                  Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities,
                                                                  DFA Australia Limited and Dimensional Fund Advisors Ltd.

                                            TERM OF OFFICE/1/
      NAME, POSITION WITH THE FUND            AND LENGTH OF
                 AND AGE                         SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Christian A. Newton                             Since 2009        Vice President of all DFA Entities. Web Services Manager
Vice President                                                    for Dimensional (since January 2008).
Age: 36                                                           Formerly, Design Manager of Dimensional (2005-2008).

Pamela B. Noble                                 Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 47                                                           Manager at USAA Investment Management Company
                                                                  (2001-2006).

Carolyn L. O                                    Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd. Deputy General Counsel, Funds (since
Age: 37                                                           2011). Counsel for Dimensional (2007-2011). Formerly, Associate
                                                                  at K&L Gates LLP (January 2004-September 2007).

Gerard K. O'Reilly                              Since 2007        Vice President of all the DFA Entities. Formerly, Research
Vice President                                                    Associate of Dimensional (2004 to 2006).
Age: 34

Daniel C. Ong                                   Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since July 2005).
Age: 37

Kyle K. Ozaki                                   Since 2010        Vice President of all the DFA Entities. Senior Compliance Officer
Vice President                                                    for Dimensional (since January 2008). Formerly, Compliance
Age: 33                                                           Officer (February 2006-December 2007) and Compliance Analyst
                                                                  (August 2004-January 2006) for Dimensional.

David A. Plecha                                 Since 1993        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                    Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
Age: 50                                                           Canada ULC.

Allen Pu                                        Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (July 2006-2010).
Age: 40

Stephen A. Quance                               Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (October 2006-2010).
Age: 37

Theodore W. Randall                             Since 2008        Vice President of all the DFA Entities. Formerly, Research
Vice President                                                    Associate of Dimensional (2006-2008). Systems Developer of
Age: 38                                                           Dimensional (2001-2006).

L. Jacobo Rodriguez                             Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Julie A. Saft                                   Since 2010        Vice President of all the DFA Entities. Client Systems Manager for
Vice President                                                    Dimensional (since July 2008). Formerly, Senior Manager at
Age: 52                                                           Vanguard (November 1997-July 2008).

David E. Schneider                              Since 2001        Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                    Advisors Canada ULC. Head of Institutional Services of
Age: 65                                                           Dimensional.

Walid A. Shinnawi                               Since 2010        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (since March 2006). Formerly, Senior Director at
Age: 49                                                           Moody's KMV (1999-March 2006).

Bruce A. Simmons                                Since 2009        Vice President of all the DFA Entities. Investment Operations
Vice President                                                    Manager for Dimensional (since May 2007). Formerly, Vice
Age: 46                                                           President Client and Fund Reporting at Mellon Financial
                                                                  (September 2005-May 2007).

Edward R. Simpson                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since December 2002).
Age: 43

Bryce D. Skaff                                  Since 2007        Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                    Director of Dimensional (December 1999 to January 2007).
Age: 36

                                            TERM OF OFFICE/1/
      NAME, POSITION WITH THE FUND            AND LENGTH OF
                 AND AGE                         SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Andrew D. Smith                                 Since 2011        Vice President of all the DFA Entities. Project Manager for
Vice President                                                    Dimensional (2007-2010). Formerly, Business Analyst Manager,
Age: 43                                                           National Instruments (2003-2007).

Grady M. Smith                                  Since 2004        Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                    Advisors Canada ULC.
Age: 55

Carl G. Snyder                                  Since 2000        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 48

Lawrence R. Spieth                              Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 63

Bradley G. Steiman                              Since 2004        Vice President of all the DFA Entities and Director and Vice
Vice President                                                    President of Dimensional Fund Advisors Canada ULC.
Age: 38

Robert C. Trotter                               Since 2009        Vice President of all the DFA Entities. Senior Manager, Technology
Vice President                                                    for Dimensional (since March 2007). Formerly, Director of
Age: 53                                                           Technology at AMVESCAP (2002-2007).

Karen E. Umland                                 Since 1997        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                    Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
Age: 45                                                           Canada ULC.

Brian J. Walsh                                  Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since 2004).
Age: 41

Weston J. Wellington                            Since 1997        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 60

Ryan J. Wiley                                   Since 2007        Vice President of all the DFA Entities. Senior Trader of
Vice President                                                    Dimensional. Formerly, Portfolio Manager (2006 to 2007) and
Age: 35                                                           Trader (2001 to 2006) for Dimensional.

Paul E. Wise                                    Since 2005        Vice President of all the DFA Entities. Chief Technology Officer
Vice President                                                    for Dimensional (since 2004).
Age: 56

John S. Wotowicz                                Since 2010        Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                    Director at Morgan Stanley (1999-2007).
Age: 47

Joseph L. Young                                 Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2005-2010).
Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                             NOTICE TO SHAREHOLDERS

                                   (UNAUDITED)

     For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, each Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                         NET                                                     QUALIFYING
                                       INVESTMENT    SHORT-TERM    LONG-TERM                    FOR CORPORATE   QUALIFYING
                                        INCOME      CAPITAL GAIN  CAPITAL GAIN     TOTAL     DIVIDENDS RECEIVED  DIVIDEND
DIMENSIONAL INVESTMENT GROUP INC.    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS     DEDUCTION(1)    INCOME(2)
---------------------------------    ------------- ------------- ------------- ------------- ------------------ ----------
LWAS/DFA U.S. High Book to
   Market Portfolio ................      100%           --            --           100%            100%            100%
LWAS/DFA Two-Year Fixed
   Income Portfolio ................       53%           38%            9%          100%             --              --
LWAS/DFA Two-Year Government
   Portfolio .......................       27%           69%            4%          100%             --              --
DFA INVESTMENT DIMENSIONS GROUP INC.
LWAS/DFA International High Book
   to Market Portfolio .............       35%            4%           61%          100%            100%            100%

                                         U.S.     FOREIGN   FOREIGN  QUALIFYING   QUALIFYING
                                      GOVERNMENT    TAX      SOURCE   INTEREST    SHORT-TERM
DIMENSIONAL INVESTMENT GROUP INC.    INTEREST(3) CREDIT(4) INCOME(5)  INCOME(6) CAPITAL GAIN(7)
---------------------------------    ----------- --------- --------- ---------- ---------------
LWAS/DFA U.S. High Book to
   Market Portfolio ................     --         --         --       100%         100%
LWAS/DFA Two-Year Fixed
   Income Portfolio ................     13%        --         --       100%         100%
LWAS/DFA Two-Year Government
   Portfolio .......................     28%        --         --       100%         100%
DFA INVESTMENT DIMENSIONS GROUP INC.
LWAS/DFA International High Book
   to Market Portfolio .............     --          2%        95%      100%         100%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied for LWAS/DFA Two-Year Fixed Income Portfolio to permit exemption of these amounts from state income for this fund.

(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO]   Recycled
         Recyclable   DFA103111-003A

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees

               Fiscal Year Ended October 31, 2011: $974,441
               Fiscal Year Ended October 31, 2010: $923,854

     (b)  Audit-Related Fees

               Fees for Registrant Fiscal Year Ended October 31, 2011: $72,348
                                   Fiscal Year Ended October 31, 2010: $74,867

     For fiscal years ended October 31, 2011 and October 31, 2010, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

          Audit-Related Fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                   Fiscal Year Ended October 31, 2011: $160,000 Fiscal Year Ended October 31, 2010: $159,000

     For the fiscal years ended October 31, 2011 and October 31, 2010, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant's investment adviser.

     (c)  Tax Fees

               Fees for Registrant Fiscal Year Ended October 31, 2011: $265,517
                                   Fiscal Year Ended October 31, 2010: $222,793

     Tax Fees included, for the fiscal years ended October 31, 2011 and October 31, 2010, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d)  All Other Fees

               Fees for Registrant Fiscal Year Ended October 31, 2011: $0
                                   Fiscal Year Ended October 31, 2010: $0

     There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                      Pre-Approval Policies and Procedures
                                as adopted by the
                                Audit Committees
                                       of
                      DFA Investment Dimensions Group Inc.
                     Dimensional Emerging Markets Value Fund
                        Dimensional Investment Group Inc.
                        The DFA Investment Trust Company
                             (together, the "Funds")

     The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

     The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

     These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

          A.   General

          1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

          2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

          B.   Pre-Approval of Audit Services to the Funds

          1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

          2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

          3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

          C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

          1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

          2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

          3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

          4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

          5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

          D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

          1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

          2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

          3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

          4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

               (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

               (b) refer such matter to the full Committee for its consideration and action.

               In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

          5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

          E.   Amendment; Annual Review

          1.   The Committee may amend these procedures from time to time.

          2.   These procedures shall be reviewed annually by the Committee.

          F.   Recordkeeping

          1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

          2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

          3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

     (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2011 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

     (g)  Aggregate Non-Audit Fees

                    Fiscal Year Ended October 31, 2011: $1,563,674 Fiscal Year Ended October 31, 2010: $ 808,733

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                              RELATIONSHIP TO SERIES OF THE REGISTRANT
--------------------------------------------------   ----------------------------------------
U.S. Targeted Value Portfolio                        Series of Registrant
U.S. Small Cap Value Portfolio                       Series of Registrant
U.S. Core Equity 1 Portfolio                         Series of Registrant
U.S. Core Equity 2 Portfolio                         Series of Registrant
U.S. Vector Equity Portfolio                         Series of Registrant

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                              RELATIONSHIP TO SERIES OF THE REGISTRANT
--------------------------------------------------   ----------------------------------------
U.S. Small Cap Portfolio                             Series of Registrant
U.S. Micro Cap Portfolio                             Series of Registrant
DFA Real Estate Securities Portfolio                 Series of Registrant
Large Cap International Portfolio                    Series of Registrant
International Core Equity Portfolio                  Series of Registrant
DFA International Real Estate Securities Portfolio   Series of Registrant
DFA International Small Cap Value Portfolio          Series of Registrant
International Vector Equity Portfolio                Series of Registrant
Emerging Markets Core Equity Portfolio               Series of Registrant
The U.S. Large Cap Value Series                      Master fund for U.S. Large Cap Value Portfolio
The DFA International Value Series                   Master fund for LWAS/DFA International High Book to Market Portfolio
The Japanese Small Company Series                    Master fund for Japanese Small Company Portfolio
The Asia Pacific Small Company Series                Master fund for Asia Pacific Small Company Portfolio
The United Kingdom Small Company Series              Master fund for United Kingdom Small Company Portfolio
The Continental Small Company Series                 Master fund for Continental Small Company Portfolio
The Emerging Markets Series                          Master fund for Emerging Markets Portfolio
The Emerging Markets Small Cap Series                Master fund for Emerging Markets Small Cap Portfolio
Dimensional Emerging Markets Value Fund              Master fund for Emerging Markets Value Portfolio
U.S. Social Core Equity 2 Portfolio                  Series of Registrant
U.S. Sustainability Core 1 Portfolio                 Series of Registrant
International Sustainability Core 1 Portfolio        Series of Registrant

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                              RELATIONSHIP TO SERIES OF THE REGISTRANT
--------------------------------------------------   ----------------------------------------
DFA International Value ex Tobacco Portfolio         Series of Registrant
Emerging Markets Social Core Equity Portfolio        Series of Registrant
Tax-Managed U.S. Equity Portfolio                    Series of Registrant
Tax-Managed U.S. Targeted Value Portfolio            Series of Registrant
Tax-Managed U.S. Small Cap Portfolio                 Series of Registrant
T.A. U.S. Core Equity 2 Portfolio                    Series of Registrant
Tax-Managed DFA International Value Portfolio        Series of Registrant
T.A. World ex U.S. Core Equity Portfolio             Series of Registrant
The Tax-Managed U.S. Marketwide Value Series         Master fund for Tax-Managed U.S. Marketwide Value Portfolio
CSTG&E U.S. Social Core Equity 2 Portfolio           Series of Registrant
CSTG&E International Social Core Equity Portfolio    Series of Registrant
VA U.S. Targeted Value Portfolio                     Series of Registrant
VA U.S. Large Value Portfolio                        Series of Registrant
VA International Value Portfolio                     Series of Registrant
VA International Small Portfolio                     Series of Registrant

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        THE DFA INVESTMENT TRUST COMPANY
                     DIMENSIONAL EMERGING MARKETS VALUE FUND

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations

ADR      American Depositary Receipt
FNMA     Federal National Mortgage Association
GDR      Global Depository Receipt
NVDR     Non-Voting Depository Receipt
P.L.C.   Public Limited Company
REIT     Real Estate Investment Trust
SA       Special Assessment
STRIP    Seperate Trading of Registered Interest and Principal of Securities

Investment Footnotes

+    See Note B to Financial Statements.

++   Securities have generally been fair valued. See Note B to Financial
     Statements.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

@    Security purchased with cash proceeds from Securities on Loan.

..    Security is being fair valued as of April 30, 2011.

(r)  The adjustable or variable rate shown is effective as of April 30, 2011.

--   Amounts designated as -- are either zero or rounded to zero.

(S)  Affiliated Fund.

## Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Fund/Port folio/Series as a part of this facility.

                          U.S. TARGETED VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
COMMON STOCKS -- (84.6%)
Consumer Discretionary -- (14.1%)
    *1-800-FLOWERS.COM, Inc. Class A ................................         90,824   $       258,848
    *99 Cents Only Stores ...........................................        137,147         2,989,805
     A.H. Belo Corp. Class A ........................................         95,944           479,720
    #Aaron's, Inc. ..................................................        183,451         4,909,149
     Acme United Corp. ..............................................         12,718           119,931
     Amcon Distributing Co. .........................................            228            12,631
    *American Biltrite, Inc. ........................................          1,234             6,355
     American Greetings Corp. Class A ...............................         38,000           608,380
    *America's Car-Mart, Inc. .......................................         56,120         1,873,286
   #*Archipelago Learning, Inc. .....................................         66,428           676,901
    *Arctic Cat, Inc. ...............................................         65,328         1,326,812
    *Ark Restaurants Corp. ..........................................          9,475           132,650
    *Asbury Automotive Group, Inc. ..................................         58,500         1,091,025
    *Ascent Capital Group, Inc. Class A .............................         60,452         2,749,961
   #*Atrinsic, Inc. .................................................         20,657            34,084
    *Audiovox Corp. Class A .........................................         69,164           491,756
   #*AutoNation, Inc. ...............................................         64,849         2,525,220
    *Ballantyne Strong, Inc. ........................................         30,246           112,515
    #Barnes & Noble, Inc. ...........................................        216,359         2,654,725
     Bassett Furniture Industries, Inc. .............................         46,952           354,488
    *Beasley Broadcast Group, Inc. ..................................         15,520            60,838
     bebe stores, Inc. ..............................................        370,532         2,660,420
     Belo Corp. Class A .............................................         81,930           519,436
    *Benihana, Inc. .................................................         12,744           127,313
    *Benihana, Inc. Class A .........................................         41,663           401,631
     Big 5 Sporting Goods Corp. .....................................         48,212           372,679
    *Biglari Holdings, Inc. .........................................          6,438         2,221,883
    *Bluegreen Corp. ................................................        141,582           319,975
    #Blyth, Inc. ....................................................         36,435         2,034,166
     Bob Evans Farms, Inc. ..........................................        137,688         4,529,935
    #Books-A-Million, Inc. ..........................................         52,257           116,011
     Bowl America, Inc. Class A .....................................            239             2,954
   #*Boyd Gaming Corp. ..............................................        273,360         1,771,373
    #Brown Shoe Co., Inc. ...........................................        132,712         1,182,464
   #*Brunswick Corp. ................................................         57,027         1,007,097
    *Build-A-Bear-Workshop, Inc. ....................................        110,392           723,068
   #*Cabela's, Inc. .................................................        345,772         8,616,638
    *Cache, Inc. ....................................................         71,789           377,610
    #Callaway Golf Co. ..............................................        221,891         1,289,187
    *Cambium Learning Group, Inc. ...................................         57,138           188,555
    *Canterbury Park Holding Corp. ..................................          5,444            56,890
   #*Career Education Corp. .........................................         61,200           987,156
    *Carmike Cinemas, Inc. ..........................................          7,873            51,017
     Carriage Services, Inc. ........................................         55,861           332,932
   #*Carter's, Inc. .................................................         12,900           491,361
    *Casual Male Retail Group, Inc. .................................        146,956           609,867
    *Cavco Industries, Inc. .........................................         30,552         1,375,757
   #*Central European Media Enterprises, Ltd. Class A ...............          3,634            40,119
   #*Charles & Colvard, Ltd. ........................................         18,806            41,373
   #*Charming Shoppes, Inc. .........................................        366,528         1,271,852
   #*Children's Place Retail Stores, Inc. (The) .....................         20,600           967,170
     Christopher & Banks Corp. ......................................        138,760           462,071
     Churchill Downs, Inc. ..........................................         58,036         2,789,791
     Cinemark Holdings, Inc. ........................................         68,565         1,417,239
   #*Citi Trends, Inc. ..............................................            895            11,089
    *Clear Channel Outdoor Holdings, Inc. Class A ...................        106,454         1,170,994
    *Cobra Electronics Corp. ........................................         21,898            77,519
   #*Collective Brands, Inc. ........................................        278,432         4,067,892

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
     Collectors Universe, Inc. ......................................         10,073   $       155,729
   #*Conn's, Inc. ...................................................        138,540         1,275,953
    *Core-Mark Holding Co., Inc. ....................................         59,937         2,007,290
   #*Cost Plus, Inc. ................................................         50,063           394,997
    *Crocs, Inc. ....................................................        101,429         1,792,250
     CSS Industries, Inc. ...........................................         11,603           244,591
    *Culp, Inc. .....................................................         17,151           147,156
    *Cybex International, Inc. ......................................         22,075            17,660
     D.R. Horton, Inc. ..............................................        682,070         7,591,439
    *dELiA*s, Inc. ..................................................         74,878           104,829
    *Delta Apparel, Inc. ............................................         22,146           398,849
     Destination Maternity Corp. ....................................         16,283           269,809
   #*DGSE Cos., Inc. ................................................            859             7,087
    #Dillard's, Inc. Class A ........................................        240,649        12,400,643
   #*DineEquity, Inc. ...............................................         81,900         3,846,024
    *Dixie Group, Inc. (The) ........................................         20,265            63,429
    *Dolan Co. ......................................................         96,945           848,269
    *Dorman Products, Inc. ..........................................          6,089           232,052
    *Dover Downs Gaming & Entertainment, Inc. .......................         38,050            81,427
    *Dover Motorsports, Inc. ........................................         12,359            12,606
   #*DreamWorks Animation SKG, Inc. Class A .........................         36,657           679,987
     Drew Industries, Inc. ..........................................         71,656         1,721,894
    #DSW, Inc. Class A ..............................................         37,296         1,952,073
    *Duckwall-ALCO Stores, Inc. .....................................            433             4,477
    *E.W. Scripps Co. Class A (The) .................................        229,697         1,915,673
   #*Education Management Corp. .....................................         40,758           809,454
     Educational Development Corp. ..................................          1,246             6,822
    *Emerson Radio Corp. ............................................         89,191           151,625
   #*Entercom Communications Corp. Class A ..........................         13,551            88,895
     Escalade, Inc. .................................................          1,643             8,823
    #Ethan Allen Interiors, Inc. ....................................         49,698           984,020
   #*Ever-Glory International Group, Inc. ...........................            415               560
    *Exide Technologies .............................................         66,275           298,238
    *Federal-Mogul Corp. ............................................        155,359         2,619,353
    #Finish Line, Inc. Class A (The) ................................        231,108         4,645,271
    *Fisher Communications, Inc. ....................................         40,982         1,190,117
     Flexsteel Industries, Inc. .....................................         13,798           196,622
     Foot Locker, Inc. ..............................................        476,481        10,415,875
    #Fred's, Inc. Class A ...........................................        184,703         2,251,530
     Frisch's Restaurants, Inc. .....................................          1,624            31,018
   #*Fuel Systems Solutions, Inc. ...................................         31,959           745,923
    *Full House Resorts, Inc. .......................................         70,775           203,832
    *Furniture Brands International, Inc. ...........................        200,568           383,085
     Gaiam, Inc. ....................................................         46,102           178,415
   #*GameStop Corp. Class A .........................................        573,361        14,660,841
     Gaming Partners International Corp. ............................         17,120           115,389
     Gannett Co., Inc. ..............................................        343,932         4,020,565
   #*Gaylord Entertainment Co. ......................................        159,891         3,739,850
   #*Genesco, Inc. ..................................................        110,247         6,497,958
    *G-III Apparel Group, Ltd. ......................................         19,928           561,770
    *Golfsmith International Holdings, Inc. .........................          6,065            21,349
   #*Gray Television, Inc. ..........................................        168,991           321,083
    *Great Wolf Resorts, Inc. .......................................        112,354           276,391
    #Group 1 Automotive, Inc. .......................................        146,690         6,683,196
     Harte-Hanks, Inc. ..............................................        189,517         1,663,959
     Haverty Furniture Cos., Inc. ...................................         90,668         1,053,562
    *Heelys, Inc. ...................................................         97,307           193,641
    *Helen of Troy, Ltd. ............................................        140,050         4,051,647
   #*hhgregg, Inc. ..................................................          8,991           114,635
    *Hollywood Media Corp. ..........................................          6,339             8,177
     Hooker Furniture Corp. .........................................         54,414           527,816

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
     Hot Topic, Inc. ................................................        296,146   $     2,238,864
    *Iconix Brand Group, Inc. .......................................        354,283         6,359,380
     International Speedway Corp. Class A ...........................        121,449         2,897,773
    *Isle of Capri Casinos, Inc. ....................................        126,186           686,452
    *J. Alexander's Corp. ...........................................          4,290            28,657
    #JAKKS Pacific, Inc. ............................................         74,063         1,404,975
    #Jarden Corp. ...................................................        207,642         6,650,773
    *Johnson Outdoors, Inc. Class A .................................         14,232           264,573
     Jones Group, Inc. (The) ........................................        274,183         3,062,624
    *Journal Communications, Inc. ...................................        146,273           564,614
    #KB Home ........................................................        247,367         1,724,148
    *Kenneth Cole Productions, Inc. Class A .........................         40,464           435,393
    *Kid Brands, Inc. ...............................................         69,716           204,268
    *Kirkland's, Inc. ...............................................         61,577           692,125
    *Kona Grill, Inc. ...............................................            701             4,038
     KSW, Inc. ......................................................         16,593            51,770
   #*K-Swiss, Inc. Class A ..........................................         86,948           391,266
     Lacrosse Footwear, Inc. ........................................         13,558           173,542
    *Lakeland Industries, Inc. ......................................         27,527           207,003
    *Lakes Entertainment, Inc. ......................................        109,698           230,366
    *La-Z-Boy, Inc. .................................................        239,295         2,431,237
    *Leapfrog Enterprises, Inc. .....................................         13,431            50,098
   #*Lee Enterprises, Inc. ..........................................        168,679           119,762
    #Lennar Corp. Class A ...........................................        638,026        10,552,950
     Lennar Corp. Class B Voting ....................................         64,000           814,720
    *Liberty Interactive Corp. Class A ..............................         20,638           339,082
    *Liberty Media Corp. - Liberty Capital Class A ..................        139,435        10,711,397
   #*Life Time Fitness, Inc. ........................................         41,300         1,781,269
     Lifetime Brands, Inc. ..........................................         55,663           680,758
     Lincoln Educational Services Corp. .............................         38,993           364,585
    #Lithia Motors, Inc. Class A ....................................        106,247         2,185,501
    *Live Nation Entertainment, Inc. ................................        709,546         6,662,637
    *Luby's, Inc. ...................................................        117,098           565,583
    *M/I Homes, Inc. ................................................         67,972           507,751
     Mac-Gray Corp. .................................................         60,447           839,004
    *Madison Square Garden Co. (The) ................................        153,438         4,055,366
     Marcus Corp. ...................................................        106,855         1,273,712
    *MarineMax, Inc. ................................................        122,753           999,209
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................            830             3,212
     Matthews International Corp. Class A ...........................          6,500           228,410
    *McCormick & Schmick's Seafood Restaurants, Inc. ................         83,364           558,539
    #MDC Holdings, Inc. .............................................         90,744         2,032,666
     Men's Wearhouse, Inc. (The) ....................................        259,084         8,000,514
    *Meritage Homes Corp. ...........................................        137,154         2,434,484
    *Modine Manufacturing Co. .......................................        171,007         1,807,544
    *Mohawk Industries, Inc. ........................................        290,366        15,287,770
    *Monarch Casino & Resort, Inc. ..................................         25,116           258,444
    *Morton's Restaurant Group, Inc. ................................         66,071           322,426
    *Motorcar Parts of America, Inc. ................................         42,052           417,156
     Movado Group, Inc. .............................................         87,836         1,469,496
    *MTR Gaming Group, Inc. .........................................         45,155            74,957
    *Multimedia Games Holding Co., Inc. .............................         95,823           633,390
    *Nathan's Famous, Inc. ..........................................          6,583           124,221
    *Nautilus, Inc. .................................................         76,785           155,106
    *Navarre Corp. ..................................................          3,267             5,031
    *New Frontier Media, Inc. .......................................         71,919            76,953
    *New York & Co., Inc. ...........................................        225,973           603,348
    *New York Times Co. Class A (The) ...............................        122,788           935,645
    *Nobility Homes, Inc. ...........................................            946             5,761
   #*O'Charley's, Inc. ..............................................         97,721           606,847
    *Orient-Express Hotels, Ltd. Class A ............................        325,327         2,775,039


U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
     Outdoor Channel Holdings, Inc. .................................         97,768   $       730,327
    *P & F Industries, Inc. Class A .................................          1,458             5,992
   #*Penn National Gaming, Inc. .....................................        236,373         8,509,428
     Penske Automotive Group, Inc. ..................................        385,777         7,865,993
    #Pep Boys - Manny, Moe & Jack (The) .............................        223,752         2,573,148
    *Perry Ellis International, Inc. ................................         76,500         1,920,150
    *Pinnacle Entertainment, Inc. ...................................        150,351         1,701,973
   #*Pulte Group, Inc. ..............................................        408,870         2,117,947
    #PVH Corp. ......................................................          7,759           577,347
    *Quiksilver, Inc. ...............................................        611,134         2,047,299
     R.G. Barry Corp. ...............................................         26,050           289,416
   #*Radio One, Inc. Class D ........................................         27,515            36,045
   #*RadioShack Corp. ...............................................          5,678            67,625
    *Reading International, Inc. Class A ............................          8,787            36,378
    *Red Lion Hotels Corp. ..........................................         78,527           545,763
    *Red Robin Gourmet Burgers, Inc. ................................         88,549         2,219,923
    #Regis Corp. ....................................................        212,257         3,472,525
    #Rent-A-Center, Inc. ............................................        265,181         9,055,931
    *Rick's Cabaret International, Inc. .............................         45,075           352,486
    *Rocky Brands, Inc. .............................................         33,813           358,418
    *Ruby Tuesday, Inc. .............................................        214,489         1,799,563
    *Ruth's Hospitality Group, Inc. .................................         64,167           302,868
    #Ryland Group, Inc. (The) .......................................        150,431         2,030,818
    *Saga Communications, Inc. Class A ..............................         12,163           456,112
   #*Saks, Inc. .....................................................        755,984         7,990,751
     Salem Communications Corp. Class A .............................         17,020            42,380
    #Scholastic Corp. ...............................................        150,930         4,052,470
    *Scientific Games Corp. Class A .................................         85,988           747,236
     Service Corp. International ....................................        653,485         6,534,850
     Shiloh Industries, Inc. ........................................         32,337           255,462
    *Shoe Carnival, Inc. ............................................         66,243         1,807,771
     Sinclair Broadcast Group, Inc. Class A .........................         43,980           421,328
     Six Flags Entertainment Corp. ..................................            407            14,611
   #*Skechers U.S.A., Inc. Class A ..................................        127,400         1,816,724
     Skyline Corp. ..................................................         27,646           186,887
    *Smith & Wesson Holding Corp. ...................................         14,739            43,627
    #Sonic Automotive, Inc. Class A .................................        160,602         2,356,031
     Spartan Motors, Inc. ...........................................        157,834           773,387
    #Speedway Motorsports, Inc. .....................................        190,277         2,473,601
    *Sport Chalet, Inc. Class A .....................................          8,807            15,765
    *Sport Chalet, Inc. Class B .....................................            700             1,642
    #Stage Stores, Inc. .............................................        180,381         2,819,355
     Standard Motor Products, Inc. ..................................        108,500         1,687,175
    *Stanley Furniture Co., Inc. ....................................         46,980           145,168
    *Stein Mart, Inc. ...............................................        153,067         1,109,736
    *Steinway Musical Instruments, Inc. .............................         58,857         1,483,196
    #Stewart Enterprises, Inc. Class A ..............................        354,906         2,285,595
    *Stoneridge, Inc. ...............................................         40,287           317,059
     Strattec Security Corp. ........................................          4,900           112,700
     Superior Industries International, Inc. ........................        153,618         2,809,673
    *Syms Corp. .....................................................         39,541           308,815
    *Systemax, Inc. .................................................         54,783           828,867
    *Tandy Leather Factory, Inc. ....................................          2,281            11,405
   #*Toll Brothers, Inc. ............................................        798,600        13,927,584
    *Tuesday Morning Corp. ..........................................        200,589           726,132
   #*Unifi, Inc. ....................................................         96,247           745,914
    *Universal Electronics, Inc. ....................................         19,818           368,417
    #Vail Resorts, Inc. .............................................         92,600         4,126,256
   #*Valassis Communications, Inc. ..................................         40,393           788,875
    *Valuevision Media, Inc. Class A ................................         22,320            73,210
    #Washington Post Co. Class B ....................................         25,465         8,662,174

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
    *Wells-Gardner Electronics Corp. ................................          3,878   $         9,385
     Wendy's Co. (The) ..............................................      1,757,979         8,895,374
    *West Marine, Inc. ..............................................        115,748         1,052,149
    *Wet Seal, Inc. Class A (The) ...................................        471,821         1,976,930
    #Weyco Group, Inc. ..............................................          4,441           105,252
    #Whirlpool Corp. ................................................         12,851           652,959
   #*Zale Corp. .....................................................        117,975           435,328
                                                                                       ---------------
Total Consumer Discretionary ........................................                      423,137,929
                                                                                       ---------------
Consumer Staples -- (4.0%)
    #Alico, Inc. ....................................................          4,457           101,486
    *Alliance One International, Inc. ...............................        447,272         1,194,216
     Andersons, Inc. (The) ..........................................         78,664         2,904,275
    #B&G Foods, Inc. ................................................        203,927         4,327,331
   .*Cagle's, Inc. Class A ..........................................          6,808            26,892
     Cal-Maine Foods, Inc. ..........................................          1,700            56,644
     CCA Industries, Inc. ...........................................         24,286           121,916
   #*Central European Distribution Corp. ............................        143,477           774,776
    *Central Garden & Pet Co. .......................................         79,373           686,576
    *Central Garden & Pet Co. Class A ...............................        192,018         1,687,838
    *Chiquita Brands International, Inc. ............................        156,544         1,390,111
    #Coca-Cola Bottling Co. .........................................          5,408           303,497
    *Constellation Brands, Inc. Class A .............................        572,827        11,582,562
    *Craft Brewers Alliance, Inc. ...................................         48,041           314,669
    *Darling International, Inc. ....................................         40,658           570,025
    *Dean Foods Co. .................................................        197,087         1,915,686
   #*Dole Food Co., Inc. ............................................        308,532         3,264,269
    *Elizabeth Arden, Inc. ..........................................        112,587         3,859,482
     Farmer Brothers Co. ............................................         38,880           227,448
     Fresh Del Monte Produce, Inc. ..................................        279,979         7,128,265
    *Golden Enterprises, Inc. .......................................         10,800            39,852
    *Griffin Land & Nurseries, Inc. .................................         12,781           342,786
    *Hain Celestial Group, Inc. (The) ...............................        178,298         5,983,681
   #*Heckmann Corp. .................................................        280,652         1,681,105
    #Imperial Sugar Co. .............................................         42,641           288,680
     Ingles Markets, Inc. Class A ...................................         57,758           872,146
    #Inter Parfums, Inc. ............................................         75,032         1,383,590
     J & J Snack Foods Corp. ........................................          1,550            79,934
    *John B. Sanfilippo & Son, Inc. .................................         25,890           222,654
    *Mannatech, Inc. ................................................         24,018            14,651
     MGP Ingredients, Inc. ..........................................         55,785           365,950
     Nash-Finch Co. .................................................         71,489         1,881,590
    *Natural Alternatives International, Inc. .......................          7,432            45,335
    *Nutraceutical International Corp. ..............................         56,298           776,912
     Oil-Dri Corp. of America .......................................          8,641           173,252
    *Omega Protein Corp. ............................................        104,830         1,135,309
     Orchids Paper Products Co. .....................................          1,521            17,765
    *Overhill Farms, Inc. ...........................................          1,928             7,461
    *Pantry, Inc. ...................................................         98,340         1,390,528
    *Parlux Fragrances, Inc. ........................................         67,986           228,433
    *Physicians Formula Holdings, Inc. ..............................         65,127           200,591
   #*Pilgrim's Pride Corp. ..........................................         74,877           377,380
    *Prestige Brands Holdings, Inc. .................................        289,720         3,065,238
    *Ralcorp Holdings, Inc. .........................................        166,665        13,473,199
     Reliv' International, Inc. .....................................            600               894
     Ruddick Corp. ..................................................          5,227           228,472
    #Sanderson Farms, Inc. ..........................................         41,280         2,043,360
    *Schiff Nutrition International, Inc. ...........................          4,304            52,595
    *Seneca Foods Corp. Class A .....................................         23,545           495,622
    *Smart Balance, Inc. ............................................        275,433         1,804,086
   #*Smithfield Foods, Inc. .........................................        767,800        17,551,908

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Staples -- (Continued)
     Snyders-Lance, Inc. ............................................          5,359   $       113,718
     Spartan Stores, Inc. ...........................................        108,525         1,857,948
    *Spectrum Brands Holdings, Inc. .................................         71,129         1,805,254
    #SUPERVALU, Inc. ................................................        167,806         1,345,804
    *Susser Holdings Corp. ..........................................         76,631         1,682,817
    #Tootsie Roll Industries, Inc. ..................................          8,381           207,597
    *TreeHouse Foods, Inc. ..........................................         68,447         4,198,539
    #Universal Corp. ................................................        108,529         4,647,212
     Village Super Market, Inc. .....................................         10,145           287,712
     Weis Markets, Inc. .............................................         70,546         2,790,094
   #*Winn-Dixie Stores, Inc. ........................................        214,531         1,360,127
                                                                                       ---------------
Total Consumer Staples ..............................................                      118,959,745
                                                                                       ---------------
Energy -- (9.0%)
    *Adams Resources & Energy, Inc. .................................          7,565           179,290
     Alon USA Energy, Inc. ..........................................        167,443         1,272,567
   #*Approach Resources, Inc. .......................................         87,580         2,137,828
   #*ATP Oil & Gas Corp. ............................................         32,272           340,470
    *Barnwell Industries, Inc. ......................................         21,188            72,251
    *Basic Energy Services, Inc. ....................................        248,771         4,562,460
     Berry Petroleum Co. Class A ....................................         43,468         1,501,819
    *Bill Barrett Corp. .............................................        221,991         9,234,826
    *Bolt Technology Corp. ..........................................         40,803           411,294
   #*BPZ Resources, Inc. ............................................        125,916           376,489
     Bristow Group, Inc. ............................................        167,782         8,352,188
     Cabot Oil & Gas Corp. ..........................................         12,915         1,003,754
    *Clayton Williams Energy, Inc. ..................................          2,027           132,444
    *Complete Production Services, Inc. .............................        144,476         4,738,813
   #*Comstock Resources, Inc. .......................................        161,413         2,944,173
    *Contango Oil & Gas Co. .........................................          9,202           592,057
    *CREDO Petroleum Corp. ..........................................          5,332            51,454
    *Crimson Exploration, Inc. ......................................         77,617           231,299
    #Crosstex Energy, Inc. ..........................................        268,617         3,500,080
    *CVR Energy, Inc. ...............................................        352,655         8,731,738
    *Dawson Geophysical Co. .........................................         46,821         1,353,127
     Delek US Holdings, Inc. ........................................        163,820         2,372,114
    *Double Eagle Petroleum Co. .....................................         49,092           435,937
   #*Endeavour International Corp. ..................................         37,002           343,379
    *Energy Partners, Ltd. ..........................................        180,430         2,587,366
    *ENGlobal Corp. .................................................         50,044           130,615
   #*Exterran Holdings, Inc. ........................................        206,156         1,958,482
   #*GeoResources, Inc. .............................................         60,732         1,611,827
   #*Global Industries, Ltd. ........................................        499,107         3,967,901
   #*Goodrich Petroleum Corp. .......................................         49,842           789,996
   #*Green Plains Renewable Energy, Inc. ............................        131,563         1,376,149
     Gulf Island Fabrication, Inc. ..................................         72,323         2,014,196
    *Gulfmark Offshore, Inc. Class A ................................        122,012         5,074,479
   #*Harvest Natural Resources, Inc. ................................        194,361         2,073,832
    *Helix Energy Solutions Group, Inc. .............................        494,307         8,927,184
   #*Hercules Offshore, Inc. ........................................        437,140         1,656,761
    *HKN, Inc. ......................................................         49,963           107,920
     HollyFrontier Corp. ............................................        292,434         8,974,799
   #*Hornbeck Offshore Services, Inc. ...............................         98,200         3,224,888
    *Key Energy Services, Inc. ......................................        363,124         4,695,193
    *Matrix Service Co. .............................................         77,466           822,689
   #*Mexco Energy Corp. .............................................          6,363            43,459
    *Mitcham Industries, Inc. .......................................         57,917           844,430
    *Natural Gas Services Group, Inc. ...............................         60,748           835,892
    *Newpark Resources, Inc. ........................................        480,197         4,288,159
    *Oil States International, Inc. .................................         67,926         4,728,329
    #Overseas Shipholding Group, Inc. ...............................        109,753         1,369,717

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Energy -- (Continued)
    *Parker Drilling Co. ............................................        597,206   $     3,302,549
   #*Patriot Coal Corp. .............................................        220,286         2,766,792
     Patterson-UTI Energy, Inc. .....................................        442,089         8,983,248
    #Penn Virginia Corp. ............................................        151,400           922,026
    *Petroleum Development Corp. ....................................         76,640         2,001,070
   #*PetroQuest Energy, Inc. ........................................         21,835           159,177
    *PHI, Inc. Non-Voting ...........................................         64,150         1,415,790
    *PHI, Inc. Voting ...............................................            175             3,688
   #*Pioneer Drilling Co. ...........................................        336,370         3,326,699
    *Plains Exploration & Production Co. ............................        584,772        18,420,318
   #*Rex Energy Corp. ...............................................        209,576         3,244,236
   #*Rosetta Resources, Inc. ........................................         14,562           645,679
    *Rowan Cos., Inc. ...............................................        522,259        18,012,713
     SEACOR Holdings, Inc. ..........................................         83,753         7,131,568
    *SemGroup Corp. Class A .........................................         35,317           988,170
     SM Energy Co. ..................................................         30,800         2,553,628
    *Stone Energy Corp. .............................................         27,017           656,243
    #Sunoco, Inc. ...................................................        442,604        16,478,147
   #*Superior Energy Services, Inc. .................................         22,318           627,582
    *Swift Energy Co. ...............................................        179,276         5,489,431
     Teekay Corp. ...................................................        209,894         5,406,869
    *Tesco Corp. ....................................................            376             5,817
    *Tesoro Corp. ...................................................        728,585        18,899,495
    *Tetra Technologies, Inc. .......................................        343,530         3,263,535
    *TGC Industries, Inc. ...........................................         28,376           158,338
    #Tidewater, Inc. ................................................        228,570        11,252,501
   #*Triangle Petroleum Corp. .......................................          1,830            10,321
    *Union Drilling, Inc. ...........................................         80,425           602,383
    *Unit Corp. .....................................................        177,423         8,704,372
    *VAALCO Energy, Inc. ............................................         41,631           283,507
    *Warren Resources, Inc. .........................................         36,321           113,685
   #*Western Refining, Inc. .........................................        423,850         6,773,123
    *Willbros Group, Inc. ...........................................        156,074           794,417
                                                                                       ---------------
Total Energy ........................................................                      270,373,231
                                                                                       ---------------
Financials -- (19.5%)
    *1st Constitution Bancorp .......................................            421             2,875
    #1st Source Corp. ...............................................         87,527         2,104,149
    *1st United Bancorp, Inc. .......................................         14,035            72,701
    *21st Century Holding Co. .......................................         27,590            67,320
    *Access National Corp. ..........................................          2,573            21,099
     Advance America Cash Advance Centers, Inc. .....................        232,549         1,960,388
    *Affirmative Insurance Holdings, Inc. ...........................         35,597            50,548
    *Allegheny Corp. ................................................         11,442         3,630,775
     Alliance Bancorp, Inc. of Pennsylvania .........................            770             7,484
    #Alliance Financial Corp. .......................................          8,186           252,047
     Allied World Assurance Co. Holdings AG .........................        140,340         8,153,754
    #Alterra Capital Holdings, Ltd. .................................        384,905         8,344,740
    *American Capital, Ltd. .........................................      1,116,778         8,677,365
    #American Equity Investment Life Holding Co. ....................        325,267         3,525,894
     American Financial Group, Inc. .................................        406,455        14,563,283
    *American Independence Corp. ....................................            300             1,408
     American National Bankshares, Inc. .............................          7,009           131,208
     American National Insurance Co. ................................         41,361         2,955,657
    *American River Bankshares ......................................          1,626             8,097
    *American Safety Insurance Holdings, Ltd. .......................         49,446         1,009,193
    *Ameris Bancorp .................................................         78,844           792,382
    *AMERISAFE, Inc. ................................................         99,481         2,143,816
    *AmeriServe Financial, Inc. .....................................         36,809            71,778
    #AmTrust Financial Services, Inc. ...............................          7,875           199,868
    *Arch Capital Group, Ltd. .......................................         16,673           599,728

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     Argo Group International Holdings, Ltd. ........................        139,484   $     4,211,022
     Aspen Insurance Holdings, Ltd. .................................        284,332         7,531,955
   #*Asset Acceptance Capital Corp. .................................        107,949           323,847
     Associated Banc-Corp ...........................................        377,164         4,205,379
     Assurant, Inc. .................................................        387,206        14,922,919
     Assured Guaranty, Ltd. .........................................        569,319         7,253,124
     Asta Funding, Inc. .............................................         58,113           468,391
    #Astoria Financial Corp. ........................................        335,461         2,784,326
    *Atlantic Coast Financial Corp. .................................          4,033             5,646
     Auburn National Bancorporation, Inc. ...........................             50               967
    *Avatar Holdings, Inc. ..........................................         40,656           386,232
     Axis Capital Holdings, Ltd. ....................................        478,366        14,996,774
     Baldwin & Lyons, Inc. Class A ..................................            253             6,042
     Baldwin & Lyons, Inc. Class B ..................................          9,527           219,407
    #BancFirst Corp. ................................................         22,823           883,250
     Bancorp Rhode Island, Inc. .....................................          5,395           235,222
    *Bancorp, Inc. ..................................................        117,668           946,051
    #BancorpSouth, Inc. .............................................         70,412           687,925
   #*BancTrust Financial Group, Inc. ................................         62,398           101,709
     Bank Mutual Corp. ..............................................        118,769           395,501
     Bank of Commerce Holdings ......................................          2,400             8,280
     Bank of Kentucky Financial Corp. ...............................          1,534            33,134
     BankFinancial Corp. ............................................        106,520           852,160
     Banner Corp. ...................................................         38,278           672,544
     Bar Harbor Bankshares ..........................................          7,735           220,525
     BCB Bancorp, Inc. ..............................................          1,353            13,192
    *BCSB Bancorp, Inc. .............................................            238             2,761
     Beacon Federal Bancorp, Inc. ...................................            391             5,474
    *Beneficial Mutual Bancorp, Inc. ................................         17,972           147,550
    #Berkshire Hills Bancorp, Inc. ..................................         94,721         1,896,314
    *BofI Holding, Inc. .............................................         46,599           712,965
    #Boston Private Financial Holdings, Inc. ........................        356,727         2,703,991
    *Bridge Capital Holdings ........................................          1,105            12,188
    #Brookline Bancorp, Inc. ........................................        211,800         1,770,648
     Bryn Mawr Bank Corp. ...........................................          2,660            48,838
     C&F Financial Corp. ............................................            221             5,149
     Calamos Asset Management, Inc. Class A .........................         21,094           263,464
     California First National Bancorp ..............................          1,910            31,840
    *Camco Financial Corp. ..........................................            411               493
     Camden National Corp. ..........................................          2,781            82,540
   #*Cape Bancorp, Inc. .............................................          3,253            24,723
    #Capital City Bank Group, Inc. ..................................         67,826           691,147
     Capital Southwest Corp. ........................................         17,318         1,524,157
     CapitalSource, Inc. ............................................        623,589         3,966,026
     Capitol Federal Financial, Inc. ................................        131,938         1,463,192
     Cardinal Financial Corp. .......................................        140,938         1,513,674
    #Cash America International, Inc. ...............................         65,901         3,608,080
     Cathay General Bancorp .........................................        309,074         4,323,945
    #Center Bancorp, Inc. ...........................................         46,286           429,534
    *Center Financial Corp. .........................................         76,404           501,974
     Centerstate Banks, Inc. ........................................         74,854           425,171
     Central Bancorp, Inc. ..........................................            558            10,273
   #*Central Pacific Financial Corp. ................................          9,532           116,195
     Century Bancorp, Inc. Class A ..................................          2,516            68,108
    #Chemical Financial Corp. .......................................         76,064         1,531,168
    *Chicopee Bancorp, Inc. .........................................          1,885            26,220
     Cincinnati Financial Corp. .....................................        184,985         5,353,466
    *Citizens Community Bancorp, Inc. ...............................          6,617            33,879
     Citizens Holding Co. ...........................................          1,103            19,716
   #*Citizens, Inc. .................................................         75,121           588,949
    #City Holding Co. ...............................................          3,912           128,548

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     Clifton Savings Bancorp, Inc. ..................................            966   $         9,834
     CNB Financial Corp. ............................................          2,049            29,342
    *CNO Financial Group, Inc. ......................................      1,174,038         7,337,738
    #CoBiz Financial, Inc. ..........................................        117,304           621,711
     Codorus Valley Bancorp, Inc. ...................................            276             2,470
    *Colonial Financial Services, Inc. ..............................            388             4,763
    #Columbia Banking System, Inc. ..................................        125,373         2,390,863
     Comerica, Inc. .................................................         82,061         2,096,659
     Commercial National Financial Corp. ............................            256             5,501
    #Community Bank System, Inc. ....................................        103,736         2,651,492
     Community Trust Bancorp, Inc. ..................................         46,960         1,330,377
    *Community West Bancshares ......................................            367               881
   #*CompuCredit Holdings Corp. .....................................        101,656           317,167
   #*Consolidated-Tokoma Land Co. ...................................          8,547           255,983
   #*Cowen Group, Inc. ..............................................        257,971           701,681
    *Crescent Financial Corp. .......................................         33,654           142,356
    #CVB Financial Corp. ............................................         39,184           380,477
   #*Dearborn Bancorp, Inc. .........................................         31,649            20,414
     Delphi Financial Group, Inc. Class A ...........................        226,679         6,002,460
     Dime Community Bancshares, Inc. ................................        113,122         1,348,414
     Donegal Group, Inc. Class A ....................................         75,101           940,265
     Donegal Group, Inc. Class B ....................................             59               986
    *E*Trade Financial Corp. ........................................        179,266         1,945,036
     Eastern Insurance Holdings, Inc. ...............................         45,624           604,062
     Edelman Financial Group, Inc. ..................................        144,785         1,004,808
    #EMC Insurance Group, Inc. ......................................         52,508         1,020,756
     Employers Holdings, Inc. .......................................         83,582         1,355,700
    *Encore Bancshares, Inc. ........................................         31,494           370,369
    *Encore Capital Group, Inc. .....................................         44,918         1,216,829
     Endurance Specialty Holdings, Ltd. .............................        207,456         7,717,363
    *Enstar Group, Ltd. .............................................          7,799           717,274
   #*Enterprise Bancorp, Inc. .......................................          1,786            25,718
     Enterprise Financial Services Corp. ............................         41,799           644,959
    #ESB Financial Corp. ............................................         35,552           492,395
     ESSA Bancorp, Inc. .............................................         79,429           876,896
     Evans Bancorp, Inc. ............................................            163             1,967
     Everest Re Group, Ltd. .........................................        105,755         9,509,490
    #F.N.B. Corp. ...................................................        400,515         4,041,196
    *Farmers Capital Bank Corp. .....................................          1,687             6,917
     FBL Financial Group, Inc. Class A ..............................        129,565         4,230,297
     Federal Agricultural Mortgage Corp. Class C ....................         62,489         1,261,028
     Fidelity National Financial, Inc. Class A ......................          2,420            37,365
    #Fidelity Southern Corp. ........................................         10,349            68,303
     Financial Institutions, Inc. ...................................         19,332           316,658
    *First Acceptance Corp. .........................................         82,671           110,779
     First Advantage Bancorp ........................................            239             3,004
     First American Financial Corp. .................................        342,483         4,109,796
     First Bancorp ..................................................         60,117           762,284
   #*First Bancorp, Inc. ............................................         11,308           162,722
     First Bancshares, Inc. (The) ...................................            137             1,096
    #First Busey Corp. ..............................................        193,192           985,279
     First Business Financial Services, Inc. ........................            614             9,873
    *First California Financial Group, Inc. .........................         13,723            44,874
     First Citizens BancShares, Inc. Class A ........................          5,877           958,245
     First Commonwealth Financial Corp. .............................        332,293         1,531,871
     First Community Bancshares, Inc. ...............................         27,561           331,008
    *First Defiance Financial Corp. .................................         41,089           583,875
   #*First Federal Bancshares of Arkansas, Inc. .....................          3,492            19,590
     First Financial Bancorp ........................................         67,465         1,106,426
     First Financial Corp. ..........................................         37,381         1,228,340
     First Financial Holdings, Inc. .................................         56,592           421,610

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
    *First Financial Northwest, Inc. ................................         97,328   $       539,197
     First Interstate Bancsystem, Inc. ..............................          4,905            61,999
     First M&F Corp. ................................................          2,708             8,557
    *First Marblehead Corp. (The) ...................................        276,188           265,140
     First Merchants Corp. ..........................................        100,551           810,441
     First Midwest Bancorp, Inc. ....................................        235,019         2,117,521
    #First Niagara Financial Group, Inc. ............................        638,207         5,865,122
     First Pactrust Bancorp, Inc. ...................................         15,155           190,650
    *First Place Financial Corp. ....................................         34,052            28,617
    *First Security Group, Inc. .....................................          1,515             4,545
    *First South Bancorp, Inc. ......................................          6,484            25,936
     First United Corp. .............................................            517             1,923
     Firstbank Corp. ................................................            301             1,517
    *FirstCity Financial Corp. ......................................         34,232           218,058
     FirstMerit Corp. ...............................................        121,609         1,703,742
     Flagstone Reinsurance Holdings SA ..............................        307,367         2,609,546
     Flushing Financial Corp. .......................................        142,749         1,750,103
    *Forestar Group, Inc. ...........................................          6,904            89,752
     Fox Chase Bancorp, Inc. ........................................         16,718           211,650
    #Fulton Financial Corp. .........................................        108,659         1,025,741
     German American Bancorp, Inc. ..................................         28,032           486,916
     GFI Group, Inc. ................................................        105,796           457,039
    #Glacier Bancorp, Inc. ..........................................         61,496           697,980
    *Global Indemnity P.L.C. ........................................         78,877         1,592,527
    #Great Southern Bancorp, Inc. ...................................         48,303           960,747
    *Greene Bancshares, Inc. ........................................         47,007            64,870
    *Greenlight Capital Re, Ltd. Class A ............................         37,508           845,055
    *Guaranty Bancorp ...............................................        121,054           161,002
    *Hallmark Financial Services, Inc. ..............................        100,040           776,310
     Hampden Bancorp, Inc. ..........................................         20,730           260,162
     Hancock Holding Co. ............................................        146,355         4,434,556
     Hanover Insurance Group, Inc. (The) ............................        136,832         5,221,509
     Harleysville Group, Inc. .......................................         68,182         4,006,374
    *Harris & Harris Group, Inc. ....................................        143,300           563,169
     Hawthorn Bancshares, Inc. ......................................            496             2,907
    #Heartland Financial USA, Inc. ..................................         33,901           529,873
    *Heritage Commerce Corp. ........................................         52,059           251,445
     Heritage Financial Corp. .......................................         19,600           247,156
     Heritage Financial Group, Inc. .................................            194             2,051
     HF Financial Corp. .............................................          1,932            17,929
    *Hilltop Holdings, Inc. .........................................        261,601         2,061,416
    *Hingham Institution for Savings ................................            641            30,742
    *Home Bancorp, Inc. .............................................          5,782            84,995
    #Home Bancshares, Inc. ..........................................         41,907           982,719
     Home Federal Bancorp, Inc. .....................................         86,137           865,677
     Homeowners Choice, Inc. ........................................          3,079            24,386
     HopFed Bancorp, Inc. ...........................................          6,953            41,927
     Horace Mann Educators Corp. ....................................        189,038         2,542,561
     Horizon Bancorp ................................................             36               913
     Hudson Valley Holding Corp. ....................................          3,843            83,470
    #IBERIABANK Corp. ...............................................         57,647         2,981,503
    *ICG Group, Inc. ................................................        109,345         1,179,833
     Independence Holding Co. .......................................         50,627           419,698
    #Independent Bank Corp. (453836108) .............................         97,933         2,538,423
   #*Independent Bank Corp. (453838609) .............................         17,108            29,426
     Indiana Community Bancorp ......................................          1,041            15,792
     Infinity Property & Casualty Corp. .............................         12,200           707,112
     Interactive Brokers Group, Inc. Class A ........................         57,400           882,812
     International Bancshares Corp. .................................        179,483         3,252,232
    *Intervest Bancshares Corp. .....................................         13,898            38,775
    *INTL FCStone, Inc. .............................................          2,886            69,957

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
    *Investment Technology Group, Inc. ..............................        140,966   $     1,608,422
    *Investors Title Co. ............................................            415            15,011
     JMP Group, Inc. ................................................         45,770           339,613
     Kaiser Federal Financial Group, Inc. ...........................         15,734           185,032
     Kearny Financial Corp. .........................................            995             9,681
     Kemper Corp. ...................................................        233,033         6,266,257
    #Kennedy-Wilson Holdings, Inc. ..................................            493             6,123
     Kentucky First Federal Bancorp .................................             60               370
    *Knight Capital Group, Inc. Class A .............................         58,310           728,292
    #Lakeland Bancorp, Inc. .........................................        106,894           993,045
     Lakeland Financial Corp. .......................................         38,160           911,642
     Landmark Bancorp, Inc. .........................................            125             1,968
    #Legg Mason, Inc. ...............................................        477,247        13,124,292
     LNB Bancorp, Inc. ..............................................         31,120           139,729
    *Louisiana Bancorp, Inc. ........................................         13,988           225,766
   #*Macatawa Bank Corp. ............................................        137,897           368,185
     Maiden Holdings, Ltd. ..........................................        142,308         1,159,810
     MainSource Financial Group, Inc. ...............................         74,941           702,947
    *Marlin Business Services Corp. .................................         53,433           629,975
    *Maui Land & Pineapple Co., Inc. ................................          1,017             4,465
     MB Financial, Inc. .............................................        174,701         2,894,796
   #*MBIA, Inc. .....................................................        541,855         4,768,324
   #*MBT Financial Corp. ............................................         36,794            47,096
    #MCG Capital Corp. ..............................................        453,143         2,102,584
     Meadowbrook Insurance Group, Inc. ..............................        217,301         2,251,238
     Medallion Financial Corp. ......................................         78,163           930,140
   #*Mercantile Bank Corp. ..........................................         32,857           299,984
     Merchants Bancshares, Inc. .....................................         15,560           442,993
    *Meridian Interstate Bancorp, Inc. ..............................         21,435           279,298
     Meta Financial Group, Inc. .....................................          1,149            17,407
    *Metro Bancorp, Inc. ............................................         64,095           530,066
    *MetroCorp. Bancshares, Inc. ....................................            958             6,016
  .#*MF Global Holdings, Ltd. .......................................        555,065           333,039
     MicroFinancial, Inc. ...........................................          8,705            49,183
     Mid Penn Bancorp, Inc. .........................................            106               795
     MidSouth Bancorp, Inc. .........................................         13,461           184,820
     MidWestOne Financial Group, Inc. ...............................            140             2,002
     Montpelier Re Holdings, Ltd. ...................................        317,012         5,547,710
     MutualFirst Financial, Inc. ....................................          1,112             8,307
    *Nara Bancorp, Inc. .............................................        132,786         1,126,025
    *NASDAQ OMX Group, Inc. (The) ...................................        660,615        16,548,406
   #*National Financial Partners Corp. ..............................        200,738         2,744,088
     National Interstate Corp. ......................................         11,697           311,140
    #National Penn Bancshares, Inc. .................................        479,000         3,736,200
     National Security Group, Inc. ..................................          1,423            15,048
     National Western Life Insurance Co. Class A ....................            663            95,320
     Naugatuck Valley Financial Corp. ...............................            385             2,926
    *Navigators Group, Inc. (The) ...................................         60,515         2,760,694
     NBT Bancorp, Inc. ..............................................         30,454           655,370
     Nelnet, Inc. Class A ...........................................        147,808         3,174,916
    *New Century Bancorp, Inc. ......................................            700             1,953
     New England Bancshares, Inc. ...................................          5,303            53,083
     New Hampshire Thrift Bancshares, Inc. ..........................          1,287            14,633
    *NewBridge Bancorp ..............................................         33,296           133,184
    *NewStar Financial, Inc. ........................................        256,825         2,753,164
     Nicholas Financial, Inc. .......................................          2,218            25,196
    *North Valley Bancorp ...........................................          6,514            65,791
     Northeast Community Bancorp, Inc. ..............................          9,196            53,153
    #Northfield Bancorp, Inc. .......................................         24,114           333,014
     Northrim Bancorp, Inc. .........................................          4,971            94,200
     Northwest Bancshares, Inc. .....................................        295,994         3,691,045

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     Norwood Financial Corp. ........................................            336   $         7,829
     Ocean Shore Holding Co. ........................................             92               965
     OceanFirst Financial Corp. .....................................         41,429           540,234
    *Ocwen Financial Corp. ..........................................        312,143         4,526,074
     Ohio Valley Banc Corp. .........................................            828            14,366
     Old National Bancorp ...........................................        346,972         4,014,466
    #Old Republic International Corp. ...............................        709,969         6,276,126
   #*Old Second Bancorp, Inc. .......................................         32,787            42,623
    *OmniAmerican Bancorp, Inc. .....................................          6,529            96,303
     OneBeacon Insurance Group, Ltd. Class A ........................        107,023         1,628,890
     Oppenheimer Holdings, Inc. Class A .............................          8,699           152,841
     Oriental Financial Group, Inc. .................................        152,579         1,615,812
     Oritani Financial Corp. ........................................         19,043           246,797
    *Pacific Capital Bancorp ........................................          6,730           174,240
     Pacific Continental Corp. ......................................         15,596           135,217
    *Pacific Mercantile Bancorp .....................................         38,591           117,317
    *Pacific Premier Bancorp, Inc. ..................................            718             4,681
     PacWest Bancorp ................................................         35,173           620,452
    #Park National Corp. ............................................         13,988           835,223
    *Park Sterling Corp. ............................................          1,136             4,374
     Parkvale Financial Corp. .......................................            453             9,749
    *PartnerRe, Ltd. ................................................        152,798         9,507,092
    *Peapack-Gladstone Financial Corp. ..............................         16,157           163,509
   #*Penson Worldwide, Inc. .........................................          4,600             5,658
     Peoples Bancorp of North Carolina ..............................            410             2,284
     Peoples Bancorp, Inc. ..........................................         47,976           634,722
     People's United Financial, Inc. ................................        729,874         9,305,894
    *PHH Corp. ......................................................        235,140         4,338,333
    *Phoenix Cos., Inc. (The) .......................................        251,702           375,036
    *PICO Holdings, Inc. ............................................         50,124         1,144,832
   #*Pinnacle Financial Partners, Inc. ..............................        118,362         1,776,614
    *Piper Jaffray Cos., Inc. .......................................         64,808         1,345,414
     Platinum Underwriters Holdings, Ltd. ...........................        129,360         4,479,737
    *Preferred Bank .................................................         12,657           101,889
    *Premier Financial Bancorp, Inc. ................................            571             2,701
     Presidential Life Corp. ........................................        115,327         1,144,044
    *Princeton National Bancorp, Inc. ...............................            200               450
     PrivateBancorp, Inc. ...........................................        243,803         2,657,453
     ProAssurance Corp. .............................................         48,643         3,723,622
    #Prosperity Bancshares, Inc. ....................................         54,715         2,105,980
     Protective Life Corp. ..........................................        275,774         5,129,396
     Provident Financial Holdings, Inc. .............................         24,588           225,472
    #Provident Financial Services, Inc. .............................        305,270         3,953,246
     Provident New York Bancorp .....................................        128,933           896,084
     Prudential Bancorp, Inc. of Pennsylvania .......................          1,069             5,356
   #*PSB Holdings, Inc. .............................................            599             2,842
    #Pulaski Financial Corp. ........................................         26,718           182,751
     QC Holdings, Inc. ..............................................         80,189           261,416
     QCR Holdings, Inc. .............................................            246             2,189
    #Radian Group, Inc. .............................................        489,427         1,150,153
     Reinsurance Group of America, Inc. .............................        304,455        15,901,685
     Renasant Corp. .................................................         94,148         1,357,614
     Republic Bancorp, Inc. Class A .................................          1,162            23,635
     Resource America, Inc. Class A .................................         80,936           394,158
    *Riverview Bancorp, Inc. ........................................         31,681            73,500
    #RLI Corp. ......................................................         18,341         1,290,106
     Rockville Financial, Inc. ......................................         30,652           308,053
     Roma Financial Corp. ...........................................          1,162            11,237
    #S&T Bancorp, Inc. ..............................................        131,888         2,462,349
    *Safeguard Scientifics, Inc. ....................................         86,030         1,454,767
     Safety Insurance Group, Inc. ...................................         63,482         2,705,603

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     Salisbury Bancorp, Inc. ........................................            291   $         6,693
     Sandy Spring Bancorp, Inc. .....................................         89,995         1,530,815
     SCBT Financial Corp. ...........................................         50,230         1,483,292
     SeaBright Holdings, Inc. .......................................        100,762           723,471
     Selective Insurance Group, Inc. ................................        249,167         3,994,147
     Shore Bancshares, Inc. .........................................          2,613            13,431
     SI Financial Group, Inc. .......................................          7,388            65,384
     Sierra Bancorp .................................................         24,806           271,378
     Simmons First National Corp. Class A ...........................         35,492           921,372
     Somerset Hills Bancorp .........................................          5,111            39,150
    *Southern Community Financial Corp. .............................         34,147            36,025
    *Southern Connecticut Bancorp, Inc. .............................            500             1,165
    *Southern First Bancshares, Inc. ................................          1,890            14,780
     Southern Missouri Bancorp, Inc. ................................             53             1,187
    *Southern National Bancorp of Virginia, Inc. ....................            259             1,582
     Southside Bancshares, Inc. .....................................         11,638           239,394
    *Southwest Bancorp, Inc. ........................................         66,507           312,583
     Southwest Georgia Financial Corp. ..............................             77               576
     StanCorp. Financial Group, Inc. ................................         32,650         1,108,141
     State Auto Financial Corp. .....................................        117,375         1,559,914
     State Bancorp, Inc. ............................................         27,554           325,964
     StellarOne Corp. ...............................................         98,016         1,175,212
     Sterling Bancorp ...............................................         47,136           388,872
    #Stewart Information Services Corp. .............................         87,729           880,799
    *Stratus Properties, Inc. .......................................          1,430            10,625
     Summit State Bank ..............................................          1,121             6,463
   #*Sun Bancorp, Inc. ..............................................        102,481           304,369
    #Susquehanna Bancshares, Inc. ...................................        664,492         4,824,212
   #*Sussex Bancorp .................................................            474             2,493
     Symetra Financial Corp. ........................................         46,430           430,406
   #*Taylor Capital Group, Inc. .....................................         55,184           512,659
     Teche Holding Co. ..............................................            351            11,127
   #*Tennessee Commerce Bancorp, Inc. ...............................          2,288               298
     Territorial Bancorp, Inc. ......................................         12,930           254,074
    *Texas Capital Bancshares, Inc. .................................         52,205         1,461,740
     TF Financial Corp. .............................................          1,004            19,478
    *Thomas Properties Group, Inc. ..................................        128,141           324,197
    *TIB Financial Corp. ............................................            500             5,228
    *Timberland Bancorp, Inc. .......................................          9,405            41,006
    #Tompkins Financial Corp. .......................................          2,017            79,530
     Tower Bancorp, Inc. ............................................         11,362           292,231
   #*Tower Financial Corp. ..........................................            488             3,845
    #Tower Group, Inc. ..............................................        130,423         3,094,938
    #TowneBank ......................................................         60,449           753,195
     Transatlantic Holdings, Inc. ...................................        204,165        10,624,747
    *Tree.com, Inc. .................................................         53,489           288,841
   .*Trenwick Group, Ltd. ...........................................         38,857                --
     TriCo. Bancshares ..............................................         39,187           581,143
     Trustco Bank Corp. .............................................          8,933            44,308
    #Trustmark Corp. ................................................        139,806         3,095,305
    #Umpqua Holdings Corp. ..........................................        371,924         4,258,530
     Union First Market Bankshares Corp. ............................         61,692           790,891
    *United Bancshares, Inc. ........................................            466             3,737
    #United Bankshares, Inc. ........................................         90,046         2,137,692
   #*United Community Banks, Inc. ...................................         78,859           582,768
    *United Community Financial Corp. ...............................            400               476
     United Financial Bancorp, Inc. .................................         91,552         1,477,649
     United Fire & Casualty Co. .....................................        103,554         1,947,851
    *United Security Bancshares .....................................          1,040             2,902
    *Unity Bancorp, Inc. ............................................          2,089            13,370
     Universal Insurance Holdings, Inc. .............................         37,733           159,233

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     Univest Corp. of Pennsylvania ..................................         28,495   $       433,409
     Validus Holdings, Ltd. .........................................        413,328        11,308,654
     ViewPoint Financial Group ......................................         51,455           662,226
    *Virginia Commerce Bancorp, Inc. ................................        112,119           713,077
    #VIST Financial Corp. ...........................................            121               823
     VSB Bancorp, Inc. ..............................................             80               800
     Washington Banking Co. .........................................         19,042           225,076
    #Washington Federal, Inc. .......................................        147,128         2,008,297
     Washington Trust Bancorp, Inc. .................................         48,659         1,142,513
    *Waterstone Financial, Inc. .....................................          7,927            20,531
     Wayne Savings Bancshares, Inc. .................................            120               999
    #Webster Financial Corp. ........................................        375,509         7,374,997
     WesBanco, Inc. .................................................        117,111         2,325,824
     West Bancorporation, Inc. ......................................         52,180           513,451
    *West Coast Bancorp .............................................         26,973           402,707
    *Western Alliance Bancorp .......................................        269,743         1,753,330
     Westfield Financial, Inc. ......................................        131,049           931,758
     White Mountains Insurance Group, Ltd. ..........................         22,083         9,274,860
     White River Capital, Inc. ......................................            895            17,220
   #*Wilshire Bancorp, Inc. .........................................         37,893           129,594
    #Wintrust Financial Corp. .......................................        168,137         4,855,797
    *WSFS Financial Corp. ...........................................            824            32,754
     Zions Bancorporation ...........................................        446,096         7,744,227
    *ZipRealty, Inc. ................................................         93,955           177,575
                                                                                       ---------------
Total Financials ....................................................                      583,880,846
                                                                                       ---------------
Health Care -- (6.5%)
   #*Accuray, Inc. ..................................................         43,007           172,028
    *Addus HomeCare Corp. ...........................................          5,700            21,945
    *Adolor Corp. ...................................................         55,628           248,101
    *Affymax, Inc. ..................................................         41,871           222,754
    *Affymetrix, Inc. ...............................................        385,552         2,155,236
   #*Air Methods Corp. ..............................................         53,034         4,286,208
    *Albany Molecular Research, Inc. ................................        102,668           329,564
    *Alere, Inc. ....................................................        261,991         6,827,485
    *Allied Healthcare Products, Inc. ...............................          1,097             3,927
    *Almost Family, Inc. ............................................         21,930           408,775
    *Alphatec Holdings, Inc. ........................................        147,075           304,445
   #*AMAG Pharmaceuticals, Inc. .....................................          2,692            37,984
   #*Amedisys, Inc. .................................................         98,683         1,295,708
    *American Dental Partners, Inc. .................................         76,890           811,958
    *American Shared Hospital Services ..............................          3,651             9,493
    *Amicus Therapeutics, Inc. ......................................            500             1,645
    *AMN Healthcare Services, Inc. ..................................        128,680           609,943
    *Amsurg Corp. ...................................................        137,663         3,487,004
     Analogic Corp. .................................................         25,243         1,365,141
    *AngioDynamics, Inc. ............................................        133,285         2,053,922
    *Anika Therapeutics, Inc. .......................................         64,563           393,834
     Arrhythmia Research Technology, Inc. ...........................            132               462
     Assisted Living Concepts, Inc. .................................        104,348         1,482,785
    *Astex Pharmaceuticals, Inc. ....................................         66,877           129,073
    *BioClinica, Inc. ...............................................         35,167           157,196
   #*BioScrip, Inc. .................................................        154,719         1,005,674
    *Caliper Life Sciences, Inc. ....................................         35,526           372,312
    *Cambrex Corp. ..................................................        107,445           592,022
     Cantel Medical Corp. ...........................................         79,627         2,197,705
    *Capital Senior Living Corp. ....................................        136,755         1,068,057
    *CardioNet, Inc. ................................................         83,274           235,665
    *Centene Corp. ..................................................         43,981         1,545,932
   #*Chindex International, Inc. ....................................          1,321            14,676
   #*Codexis, Inc. ..................................................          3,757            17,320

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
    *Community Health Systems, Inc. .................................        285,795   $     4,995,697
   #*CONMED Corp. ...................................................        126,425         3,321,185
     Cooper Cos., Inc. (The) ........................................        123,888         8,585,438
    *Coventry Health Care, Inc. .....................................        467,075        14,857,656
    *Cross Country Healthcare, Inc. .................................        111,280           556,400
    *CryoLife, Inc. .................................................         39,052           180,030
   #*Cumberland Pharmaceuticals, Inc. ...............................          7,621            43,897
    *Cutera, Inc. ...................................................         63,335           452,212
    *Cynosure, Inc. Class A .........................................         44,962           547,188
     Daxor Corp. ....................................................            613             6,302
    *Digirad Corp. ..................................................         88,544           212,506
    *Dynacq Healthcare, Inc. ........................................          5,290             5,660
    *Emdeon, Inc. Class A ...........................................          5,162            97,923
    *Emergent Biosolutions, Inc. ....................................         15,013           283,145
     Ensign Group, Inc. (The) .......................................         21,990           500,492
    *Enzo Biochem, Inc. .............................................        129,787           371,191
    *Enzon Pharmaceuticals, Inc. ....................................         18,145           133,366
    *eResearch Technology, Inc. .....................................         61,195           312,706
    *Exactech, Inc. .................................................         32,888           526,208
    *Five Star Quality Care, Inc. ...................................        160,902           416,736
    *Furiex Pharmaceuticals, Inc. ...................................         11,057           157,009
    *Gentiva Health Services, Inc. ..................................        115,121           476,601
    *Greatbatch, Inc. ...............................................        134,288         2,998,651
    *Hanger Orthopedic Group, Inc. ..................................         56,149           975,308
    *Harvard Bioscience, Inc. .......................................        146,840           669,590
    *Healthspring, Inc. .............................................        245,340        13,233,640
    *HealthStream, Inc. .............................................         51,619           783,576
    *Healthways, Inc. ...............................................         81,356           582,509
    *Hi-Tech Pharmacal Co., Inc. ....................................         27,459           975,344
    *Hologic, Inc. ..................................................        854,084        13,767,834
    *ICU Medical, Inc. ..............................................         12,772           502,067
    *Idera Pharmaceuticals, Inc. ....................................        141,206           231,578
   #*Infinity Pharmaceuticals, Inc. .................................         33,410           252,914
    *IntegraMed America, Inc. .......................................         29,231           234,140
    #Invacare Corp. .................................................        161,168         3,618,222
    *Iridex Corp. ...................................................          1,367             4,661
    *IRIS International, Inc. .......................................          8,692            78,750
     Kewaunee Scientific Corp. ......................................          6,188            56,094
    *Kindred Healthcare, Inc. .......................................        184,903         2,154,120
    *K-V Pharmaceutical Co. Class B .................................          1,950             2,730
   #*Lannet Co., Inc. ...............................................         83,947           343,343
     LeMaitre Vascular, Inc. ........................................         73,991           427,668
    *LHC Group, Inc. ................................................         52,534           824,258
   #*LifePoint Hospitals, Inc. ......................................        174,956         6,763,799
    *Magellan Health Services, Inc. .................................        106,745         5,494,165
    *Maxygen, Inc. ..................................................        172,517         1,017,850
    *MedCath Corp. ..................................................        103,153           742,702
    *Medical Action Industries, Inc. ................................         84,244           441,439
   #*MediciNova, Inc. ...............................................            702             1,474
     MEDTOX Scientific, Inc. ........................................         37,495           548,927
    *Merit Medical Systems, Inc. ....................................          7,997           107,320
    *Metropolitan Health Networks, Inc. .............................          3,834            24,998
    *Misonix, Inc. ..................................................          5,883            10,001
    *Molina Healthcare, Inc. ........................................        153,016         3,240,879
    *Myrexis, Inc. ..................................................         39,365           109,435
    #National Healthcare Corp. ......................................         20,762           795,392
    *Natus Medical, Inc. ............................................         52,927           455,172
   #*NxStage Medical, Inc. ..........................................         20,936           481,319
    #Omnicare, Inc. .................................................        522,804        15,590,015
    *Omnicell, Inc. .................................................        154,745         2,313,438
    *OraSure Technologies, Inc. .....................................         93,048           864,416

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
    *Orthofix International N.V .....................................          7,468   $       262,201
    *Palomar Medical Technologies, Inc. .............................         69,807           594,058
    *Par Pharmaceutical Cos., Inc. ..................................        109,938         3,364,103
    *PAREXEL International Corp. ....................................         13,411           295,444
    *PDI, Inc. ......................................................         49,304           317,518
    *PerkinElmer, Inc. ..............................................         46,448           960,080
    *PharMerica Corp. ...............................................        131,125         2,045,550
   #*PhotoMedex, Inc. ...............................................          4,997            67,460
    *Repligen Corp. .................................................        117,201           401,999
    *Rochester Medical Corp. ........................................         17,421           139,368
    *RTI Biologics, Inc. ............................................        177,254           797,643
    *SciClone Pharmaceuticals, Inc. .................................          9,359            39,401
   #*Select Medical Holdings Corp. ..................................         47,756           415,477
    *Skilled Healthcare Group, Inc. Class A .........................         67,328           254,500
    *Span-American Medical System, Inc. .............................          2,018            28,615
    *Spectranetics Corp. ............................................         52,929           414,963
    *SRI/Surgical Express, Inc. .....................................          3,602            14,444
    *Sucampo Pharmaceuticals, Inc. Class A ..........................         58,337           256,683
    *SunLink Health Systems, Inc. ...................................            208               384
    *SurModics, Inc. ................................................         11,236           118,427
    *Symmetry Medical, Inc. .........................................        127,701         1,160,802
    *Synovis Life Technologies, Inc. ................................          8,499           152,642
     Teleflex, Inc. .................................................        128,664         7,701,827
   #*TranS1, Inc. ...................................................         26,204            47,691
   #*Transcept Pharmaceuticals, Inc. ................................         62,689           546,648
    *Trimeris, Inc. .................................................         30,235            91,612
    *Triple-S Management Corp. Class B ..............................         89,978         1,709,582
    *Universal American Corp. .......................................        340,332         3,913,818
     Utah Medical Products, Inc. ....................................            562            14,834
    *Viropharma, Inc. ...............................................        374,919         7,588,361
    *WellCare Health Plans, Inc. ....................................         68,017         3,333,513
    #West Pharmaceutical Services, Inc. .............................         14,286           555,297
    *Wright Medical Group, Inc. .....................................        153,666         2,641,519
     Young Innovations, Inc. ........................................         25,140           722,775
                                                                                       ---------------
Total Health Care ...................................................                      193,594,504
                                                                                       ---------------
Industrials -- (12.7%)
    #A.O. Smith Corp. ...............................................         19,367           719,678
    *A.T. Cross Co. Class A .........................................         17,961           218,406
     AAR Corp. ......................................................        196,722         3,920,669
    #ABM Industries, Inc. ...........................................         57,452         1,161,679
     Aceto Corp. ....................................................        124,897           791,847
    #Actuant Corp. Class A ..........................................          1,300            29,250
    *AECOM Technology Corp. .........................................        266,817         5,581,812
    *Aegion Corp. ...................................................        108,412         1,603,413
    *AeroCentury Corp. ..............................................            782             4,575
    *AGCO Corp. .....................................................         21,089           924,331
    *Air Transport Services Group, Inc. .............................        295,840         1,638,954
     Aircastle, Ltd. ................................................        376,397         4,565,696
     Alamo Group, Inc. ..............................................         63,723         1,519,794
    *Alaska Air Group, Inc. .........................................          4,281           284,815
     Albany International Corp. .....................................        118,520         2,677,367
     Alexander & Baldwin, Inc. ......................................        193,322         8,024,796
   .*Allied Defense Group, Inc. .....................................         20,781            65,460
     Allied Motion Technologies, Inc. ...............................          2,974            15,643
    *Amerco, Inc. ...................................................         85,515         6,474,341
    *American Railcar Industries, Inc. ..............................        113,207         2,497,346
    *American Reprographics Co. .....................................         50,213           200,350
     American Woodmark Corp. ........................................         42,609           724,779
     Ampco-Pittsburgh Corp. .........................................         19,757           414,699
    *AMREP Corp. ....................................................          6,036            44,847

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
     Apogee Enterprises, Inc. .......................................        104,059   $     1,136,324
     Applied Industrial Technologies, Inc. ..........................        202,120         6,795,274
   #*Argan, Inc. ....................................................          2,232            30,355
     Arkansas Best Corp. ............................................         94,132         1,939,119
    *Armstrong World Industries, Inc. ...............................         80,120         3,412,311
   #*Ascent Solar Technologies, Inc. ................................         85,277            69,074
    *Astec Industries, Inc. .........................................         54,329         1,806,439
    *Atlas Air Worldwide Holdings, Inc. .............................         83,865         3,230,480
    *Avalon Holding Corp. Class A ...................................            537             1,262
   #*Avis Budget Group, Inc. ........................................        578,582         8,158,006
     AZZ, Inc. ......................................................          2,531           113,034
    *Baldwin Technology Co., Inc. Class A ...........................          1,856             1,949
    #Barnes Group, Inc. .............................................        133,788         3,113,247
     Barrett Business Services, Inc. ................................         49,248           781,566
    *Beacon Roofing Supply, Inc. ....................................         19,889           366,554
    *BlueLinx Holdings, Inc. ........................................        160,033           252,852
    #Brady Corp. Class A ............................................         35,945         1,104,230
     Briggs & Stratton Corp. ........................................        172,507         2,518,602
    *CAI International, Inc. ........................................         36,637           571,904
     Cascade Corp. ..................................................         34,123         1,470,701
    *Casella Waste Systems, Inc. ....................................         67,151           421,708
   #*CBIZ, Inc. .....................................................        119,131           754,099
     CDI Corp. ......................................................        102,838         1,350,263
    #CECO Environmental Corp. .......................................         26,321           158,189
     Celadon Group, Inc. ............................................        113,324         1,247,697
    *Ceradyne, Inc. .................................................        120,573         4,034,373
    *Chart Industries, Inc. .........................................        128,381         7,254,810
    #Chase Corp. ....................................................         13,466           188,524
     Chicago Rivet & Machine Co. ....................................            805            13,685
     CIRCOR International, Inc. .....................................         76,016         2,646,877
    *Columbus McKinnon Corp. ........................................         62,659           939,258
     Comfort Systems USA, Inc. ......................................        146,215         1,608,365
     CompX International, Inc. ......................................          3,774            57,591
    *Consolidated Graphics, Inc. ....................................         64,334         2,931,057
     Courier Corp. ..................................................         41,941           364,467
     Covanta Holding Corp. ..........................................        299,612         4,392,312
    *Covenant Transportation Group, Inc. Class A ....................         39,326           126,236
    *CPI Aerostructures, Inc. .......................................         26,355           285,952
    *CRA International, Inc. ........................................         46,319           894,883
     Curtiss-Wright Corp. ...........................................        193,016         6,327,064
    *DigitalGlobe, Inc. .............................................          4,300            87,720
   #*Dollar Thrifty Automotive Group, Inc. ..........................         55,809         3,406,581
     Douglas Dynamics, Inc. .........................................          6,747           101,340
     Ducommun, Inc. .................................................         42,819           611,027
    *DXP Enterprises, Inc. ..........................................         16,952           423,461
    *Dycom Industries, Inc. .........................................        159,988         3,108,567
     Dynamic Materials Corp. ........................................         23,487           509,668
     Eastern Co. (The) ..............................................          2,318            47,055
     Ecology & Environment, Inc. Class A ............................          6,236           103,206
    *EMCOR Group, Inc. ..............................................         43,761         1,097,088
    #Encore Wire Corp. ..............................................        106,081         2,819,633
   #*Energy Recovery, Inc. ..........................................          9,856            30,258
    *EnergySolutions, Inc. ..........................................        348,052         1,312,156
    *EnerSys ........................................................        119,143         2,684,292
     Ennis, Inc. ....................................................        142,595         2,086,165
    *EnPro Industries, Inc. .........................................         85,717         2,952,093
    *ESCO Technologies, Inc. ........................................         20,994           641,787
     Espey Manufacturing & Electronics Corp. ........................          4,517           109,311
    *Esterline Technologies Corp. ...................................        126,074         7,047,537
   #*Excel Maritime Carriers, Ltd. ..................................        223,470           634,655
     Federal Signal Corp. ...........................................        208,607           984,625

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
    *Flow International Corp. .......................................        149,635   $       387,555
    *Franklin Covey Co. .............................................         67,435           650,073
    *Freightcar America, Inc. .......................................         38,226           724,383
    *Frozen Food Express Industries .................................         13,745            17,456
   #*FTI Consulting, Inc. ...........................................        123,042         4,849,085
    *Fuel Tech, Inc. ................................................          9,286            51,444
    *Furmanite Corp. ................................................          2,224            14,834
     G & K Services, Inc. Class A ...................................         79,216         2,404,998
    #GATX Corp. .....................................................        218,307         8,291,300
   #*Genco Shipping & Trading, Ltd. .................................        118,410         1,065,690
    *Gencor Industries, Inc. ........................................         16,355           114,485
   #*General Cable Corp. ............................................        211,820         5,939,433
    *GEO Group, Inc. (The) ..........................................        234,855         4,281,407
    *Gibraltar Industries, Inc. .....................................        141,261         1,576,473
    *Global Power Equipment Group, Inc. .............................          1,561            41,382
    *GP Strategies Corp. ............................................         87,881         1,038,753
     Granite Construction, Inc. .....................................        174,622         3,928,995
     Great Lakes Dredge & Dock Corp. ................................        284,510         1,465,226
    *Greenbrier Cos., Inc. ..........................................        116,859         2,174,746
    *Griffon Corp. ..................................................        241,271         2,284,836
    *H&E Equipment Services, Inc. ...................................        172,824         1,895,879
     Hardinge, Inc. .................................................         45,563           397,309
    *Hawaiian Holdings, Inc. ........................................        163,620           875,367
     HEICO Corp. Class A ............................................          5,465           214,829
     Heidrick & Struggles International, Inc. .......................         56,231         1,112,249
    *Heritage-Crystal Clean, Inc. ...................................            221             3,523
    *Hill International, Inc. .......................................         33,558           187,925
    *Hudson Highland Group, Inc. ....................................        105,016           486,224
    *Hurco Cos., Inc. ...............................................         34,584           903,334
    *Huron Consulting Group, Inc. ...................................         25,501           918,291
    *ICF International, Inc. ........................................         26,493           619,406
   #*InnerWorkings, Inc. ............................................         17,573           159,036
    *Innovative Solutions & Support, Inc. ...........................         44,362           211,163
    #Insteel Industries, Inc. .......................................         77,147           795,386
    *Integrated Electrical Services, Inc. ...........................         33,463            81,650
    *Interline Brands, Inc. .........................................        155,250         2,313,225
     International Shipholding Corp. ................................         21,626           439,873
     Intersections, Inc. ............................................         37,484           633,105
   #*JetBlue Airways Corp. ..........................................        942,432         4,222,095
    *Kadant, Inc. ...................................................         36,328           786,501
     Kaman Corp. ....................................................         10,893           362,192
    *KAR Auction Services, Inc. .....................................         52,633           723,704
     Kaydon Corp. ...................................................         20,201           635,523
     Kelly Services, Inc. Class A ...................................        111,095         1,816,403
    *Key Technology, Inc. ...........................................         23,834           268,848
    *Kforce, Inc. ...................................................          2,783            35,511
     Kimball International, Inc. Class B ............................        107,296           604,076
    *Korn/Ferry International .......................................         80,519         1,285,888
   #*Kratos Defense & Security Solutions, Inc. ......................        111,722           707,200
     L.B. Foster Co. Class A ........................................         32,482           828,291
     L.S. Starrett Co. Class A ......................................         19,898           240,766
     Lawson Products, Inc. ..........................................         38,468           641,262
    *Layne Christensen Co. ..........................................         96,204         2,423,379
    *LMI Aerospace, Inc. ............................................         63,979         1,286,618
     LSI Industries, Inc. ...........................................         98,347           661,875
    *Lydall, Inc. ...................................................         72,642           796,156
    *M&F Worldwide Corp. ............................................         25,523           631,949
     Marten Transport, Ltd. .........................................         97,656         1,729,488
    *MasTec, Inc. ...................................................          3,327            71,930
     McGrath Rentcorp ...............................................         75,577         2,019,417
   #*Metalico, Inc. .................................................        216,013           976,379

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
     Met-Pro Corp. ..................................................         62,396   $       562,188
    *MFRI, Inc. .....................................................         26,498           188,931
    *Michael Baker Corp. ............................................          2,924            60,176
     Miller Industries, Inc. ........................................         62,704         1,281,670
   #*Mobile Mini, Inc. ..............................................        174,899         3,172,668
    *Moog, Inc. Class A .............................................         90,215         3,494,027
     Mueller Industries, Inc. .......................................        147,875         5,981,544
    #Mueller Water Products, Inc. Class A ...........................        490,404         1,348,611
     Multi-Color Corp. ..............................................         28,396           752,778
   #*MYR Group, Inc. ................................................         41,479           800,130
     NACCO Industries, Inc. Class A .................................         32,985         2,708,068
    *National Technical Systems, Inc. ...............................         27,415           133,100
    *Navigant Consulting, Inc. ......................................         53,083           601,430
    *NN, Inc. .......................................................         65,505           579,064
    *Northwest Pipe Co. .............................................         30,618           816,582
   #*Ocean Power Technologies, Inc. .................................         38,454           144,972
    *On Assignment, Inc. ............................................        186,858         2,016,198
    *Orbital Sciences Corp. .........................................          7,358           113,755
    *Orion Energy Systems, Inc. .....................................         48,800           150,304
    *Owens Corning, Inc. ............................................        354,345        10,056,311
    *P.A.M. Transportation Services, Inc. ...........................         37,772           384,519
    *Pacer International, Inc. ......................................         16,903            79,613
    *Patriot Transportation Holding, Inc. ...........................          3,684            84,732
    *PGT, Inc. ......................................................         81,074           118,368
    *Pike Electric Corp. ............................................        106,584           811,104
    *Pinnacle Airlines Corp. ........................................         67,914           174,539
   #*Polypore International, Inc. ...................................         80,667         4,230,984
    *Powell Industries, Inc. ........................................         22,509           756,527
   #*PowerSecure International, Inc. ................................         80,908           343,859
     Preformed Line Products Co. ....................................         15,896         1,022,908
     Primoris Services Corp. ........................................          2,500            32,550
     Providence & Worcester Railroad Co. ............................          1,167            15,043
     Quad Graphics, Inc. ............................................            529            10,432
     Quanex Building Products Corp. .................................         73,689         1,086,913
    *Quanta Services, Inc. ..........................................        506,883        10,588,786
    *RailAmerica, Inc. ..............................................        176,365         2,410,910
    *RCM Technologies, Inc. .........................................         32,518           156,412
   #*Republic Airways Holdings, Inc. ................................        155,413           404,074
   #*Roadrunner Transportation Systems, Inc. ........................          3,161            52,757
     Robbins & Myers, Inc. ..........................................         82,243         3,675,440
    *Rush Enterprises, Inc. Class A .................................        125,714         2,426,280
    *Rush Enterprises, Inc. Class B .................................          1,650            26,400
    #Ryder System, Inc. .............................................        219,950        11,204,253
    *Saia, Inc. .....................................................         69,290           925,022
    *Sauer-Danfoss, Inc. ............................................         14,300           553,696
     Schawk, Inc. ...................................................         85,329         1,151,088
    *School Specialty, Inc. .........................................         64,396           492,629
     Seaboard Corp. .................................................          1,308         2,874,984
     SIFCO Industries, Inc. .........................................         14,069           269,984
     Simpson Manufacturing Co., Inc. ................................         32,481           995,867
     SkyWest, Inc. ..................................................        163,286         2,189,665
    *SL Industries, Inc. ............................................         13,541           270,143
    *Sparton Corp. ..................................................         46,231           393,888
    *Spirit Aerosystems Holdings, Inc. Class A ......................         25,741           439,399
    #Standard Register Co. ..........................................         16,841            43,618
     Standex International Corp. ....................................         46,372         1,790,423
    #Steelcase, Inc. Class A ........................................        226,303         1,676,905
    *Sterling Construction Co., Inc. ................................         74,352           925,682
   #*SunPower Corp. Class B .........................................         73,402           693,649
     Superior Uniform Group, Inc. ...................................          5,139            61,976
    *Supreme Industries, Inc. Class A ...............................            600             1,230

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
    *SYKES Enterprises, Inc. ........................................         96,945   $     1,544,334
    *Sypris Solutions, Inc. .........................................         22,368            70,907
    #TAL International Group, Inc. ..................................        143,230         3,986,091
    *Taser International, Inc. ......................................         12,365            61,454
    *Tecumseh Products Co. Class A ..................................         42,075           267,597
    *Tecumseh Products Co. Class B ..................................          2,547            16,530
   #*Terex Corp. ....................................................        234,748         3,906,207
    *Tetra Tech, Inc. ...............................................          2,300            50,209
    #Titan International, Inc. ......................................        183,157         4,121,032
   #*Titan Machinery, Inc. ..........................................        107,690         2,512,408
    *TRC Cos., Inc. .................................................            200               874
     Tredegar Corp. .................................................         20,400           395,148
    *TriMas Corp. ...................................................         92,557         1,803,936
    #Trinity Industries, Inc. .......................................        310,634         8,470,989
    #Triumph Group, Inc. ............................................        128,054         7,439,937
    *TrueBlue, Inc. .................................................          9,700           128,234
     Tutor Perini Corp. .............................................        176,405         2,563,165
     Twin Disc, Inc. ................................................         52,152         2,028,713
    *U.S. Home Systems, Inc. ........................................         13,749            74,176
    *Ultralife Corp. ................................................         84,726           382,962
     UniFirst Corp. .................................................         66,885         3,501,430
     United Stationers, Inc. ........................................         55,612         1,769,018
     Universal Forest Products, Inc. ................................         70,621         1,982,331
    *Universal Power Group, Inc. ....................................          1,342             2,952
    *Universal Security Instruments, Inc. ...........................          1,053             5,939
     Universal Truckload Services, Inc. .............................          4,811            74,667
    *URS Corp. ......................................................        226,887         8,099,866
    *USA Truck, Inc. ................................................         51,322           451,634
     UTi Worldwide, Inc. ............................................         15,924           232,650
    *Versar, Inc. ...................................................         35,760           117,650
    #Viad Corp. .....................................................         91,670         1,918,653
     Virco Manufacturing Corp. ......................................         19,199            33,790
    *Volt Information Sciences, Inc. ................................         55,204           347,785
     VSE Corp. ......................................................          3,515            85,485
     Watts Water Technologies, Inc. Class A .........................        141,348         4,451,049
    *WCA Waste Corp. ................................................         33,716           160,488
    #Werner Enterprises, Inc. .......................................          7,627           180,760
   #*WESCO International, Inc. ......................................         62,512         3,029,332
    *Willdan Group, Inc. ............................................          3,123            12,024
    *Willis Lease Finance Corp. .....................................          9,076           105,282
    *XPO Logistics, Inc. ............................................          4,010            50,767
                                                                                       ---------------
Total Industrials ...................................................                      382,327,457
                                                                                       ---------------
Information Technology -- (10.4%)
   #*Accelrys, Inc. .................................................        210,722         1,397,087
    *Acorn Energy, Inc. .............................................         29,669           144,785
   #*Acxiom Corp. ...................................................         29,510           389,237
    *ADDvantage Technologies Group, Inc. ............................          4,567             9,888
    *Advanced Analogic Technologies, Inc. ...........................        194,069           846,141
    *Advanced Energy Industries, Inc. ...............................         43,486           406,159
    *Aetrium, Inc. ..................................................          4,302             5,205
    *Agilysys, Inc. .................................................         38,296           325,133
    *Alpha & Omega Semiconductor, Ltd. ..............................          6,117            51,689
     American Software, Inc. Class A ................................         37,269           291,444
    *Amkor Technology, Inc. .........................................          8,680            42,011
    *Amtech Systems, Inc. ...........................................         50,698           518,134
   #*Anadigics, Inc. ................................................        216,359           569,024
    *Analysts International Corp. ...................................          8,169            30,715
    *Anaren, Inc. ...................................................         73,957         1,414,797
    *Anixter International, Inc. ....................................            600            35,214
   #*AOL, Inc. ......................................................        285,722         4,034,395

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    *Applied Micro Circuits Corp. ...................................        121,253   $       817,245
    *Arris Group, Inc. ..............................................        524,319         5,641,672
    *Arrow Electronics, Inc. ........................................        414,359        14,937,642
   #*AsiaInfo-Linkage, Inc. .........................................         31,056           311,181
     Astro-Med, Inc. ................................................          5,605            44,728
    *ATMI, Inc. .....................................................        155,228         3,166,651
    *ATS Corp. ......................................................          1,575             4,883
    *AuthenTec, Inc. ................................................         77,800           283,970
    *Aviat Networks, Inc. ...........................................        193,589           396,857
    *Avid Technology, Inc. ..........................................        133,742           829,200
    *Avnet, Inc. ....................................................        222,625         6,747,764
    #AVX Corp. ......................................................        388,623         5,211,434
    *Aware, Inc. ....................................................         53,975           159,766
    *Axcelis Technologies, Inc. .....................................        117,657           164,720
    *AXT, Inc. ......................................................        184,167           865,585
    #Bel Fuse, Inc. Class A .........................................            929            18,301
     Bel Fuse, Inc. Class B .........................................         45,487           813,308
    *Benchmark Electronics, Inc. ....................................        298,403         4,100,057
     Black Box Corp. ................................................         79,816         2,234,050
    *Brightpoint, Inc. ..............................................         12,113           122,947
    *BroadVision, Inc. ..............................................            298             2,491
    *Brocade Communications Systems, Inc. ...........................      1,406,513         6,160,527
     Brooks Automation, Inc. ........................................        173,361         1,811,622
    *BSQUARE Corp. ..................................................         18,261            89,114
    *BTU International, Inc. ........................................         17,003            64,611
    *Cabot Microelectronics Corp. ...................................         12,766           491,746
   #*CACI International, Inc. Class A ...............................        137,011         7,520,534
   #*Calix, Inc. ....................................................          5,763            50,196
    *Cascade Microtech, Inc. ........................................         42,023           155,065
     Cass Information Systems, Inc. .................................          1,119            43,854
    *CEVA, Inc. .....................................................         29,022           901,714
    *Checkpoint Systems, Inc. .......................................        128,217         1,698,875
    *CIBER, Inc. ....................................................        298,662         1,039,344
   #*Cogo Group, Inc. ...............................................         56,209           134,902
    *Coherent, Inc. .................................................         76,938         3,921,530
     Cohu, Inc. .....................................................        105,901         1,174,442
     Communications Systems, Inc. ...................................         39,335           648,241
    #Comtech Telecommunications Corp. ...............................        146,130         4,838,364
    *Concurrent Computer Corp. ......................................         41,378           173,374
    *Convergys Corp. ................................................        382,100         4,088,470
    *CoreLogic, Inc. ................................................        239,731         2,917,526
    *Cray, Inc. .....................................................         62,979           398,657
    *CSR P.L.C. ADR .................................................         42,607           482,311
     CTS Corp. ......................................................        126,950         1,178,096
    *CyberOptics Corp. ..............................................         23,180           188,917
     Daktronics, Inc. ...............................................         22,064           222,846
    *Datalink Corp. .................................................         69,070           654,784
    *Dataram Corp. ..................................................          3,100             3,751
     DDi Corp. ......................................................         87,283           802,131
    *DealerTrack Holdings, Inc. .....................................         81,196         1,761,141
    *DG FastChannel, Inc. ...........................................         26,188           488,144
    *Digi International, Inc. .......................................        123,757         1,582,852
    *Digimarc Corp. .................................................          5,876           157,183
    *Digital River, Inc. ............................................         16,554           303,435
    *Ditech Networks, Inc. ..........................................         11,251            10,013
    *DSP Group, Inc. ................................................        113,470           701,245
    *Dynamics Research Corp. ........................................         45,683           440,384
     Earthlink, Inc. ................................................        498,729         3,496,090
   #*Ebix, Inc. .....................................................          5,964           102,044
    *EchoStar Corp. Class A .........................................        126,060         3,322,942
    *Edgewater Technology, Inc. .....................................         32,647            94,023

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
     Electro Rent Corp. .............................................        118,982   $     1,912,041
    *Electro Scientific Industries, Inc. ............................        107,548         1,321,765
    *Electronics for Imaging, Inc. ..................................        219,011         3,285,165
    *Emulex Corp. ...................................................        126,161         1,057,229
    *Entegris, Inc. .................................................        181,224         1,623,767
     EPIQ Systems, Inc. .............................................        108,584         1,548,408
    *ePlus, Inc. ....................................................         35,693           969,422
    *Euronet Worldwide, Inc. ........................................        182,096         3,527,200
    *Exar Corp. .....................................................        168,107         1,027,134
    *Extreme Networks ...............................................        303,683           895,865
    *Fairchild Semiconductor International, Inc. ....................        326,416         4,886,448
   #*FARO Technologies, Inc. ........................................         63,389         2,648,392
    *FEI Co. ........................................................         23,339           927,959
    *FormFactor, Inc. ...............................................        200,738         1,200,413
    *Frequency Electronics, Inc. ....................................         29,041           240,169
    *Global Cash Access Holdings, Inc. ..............................         67,395           200,837
    *Globecomm Systems, Inc. ........................................        107,304         1,458,261
    *GSI Group, Inc. ................................................          4,641            45,343
    *GSI Technology, Inc. ...........................................        118,637           581,321
    *GTSI Corp. .....................................................         23,639           104,484
    *Hackett Group, Inc. (The) ......................................        131,940           544,912
    *Harmonic, Inc. .................................................        158,338           870,859
   #*Hutchinson Technology, Inc. ....................................         38,405            68,361
    *I.D. Systems, Inc. .............................................         42,878           235,400
    *IAC/InterActiveCorp ............................................        329,849        13,467,735
    *Ikanos Communications, Inc. ....................................         57,788            61,255
    *Imation Corp. ..................................................        169,719         1,140,512
    *Immersion Corp. ................................................         19,465           133,725
    *InfoSpace, Inc. ................................................        188,389         1,650,288
    *Ingram Micro, Inc. Class A .....................................        529,613         9,469,480
    *Innodata Isogen, Inc. ..........................................          4,088            14,308
    *Insight Enterprises, Inc. ......................................        189,447         3,201,654
    *Integrated Device Technology, Inc. .............................        472,826         2,874,782
    *Integrated Silicon Solution, Inc. ..............................        119,078         1,096,708
    *Intermec, Inc. .................................................         33,160           267,601
    *Internap Network Services Corp. ................................        237,896         1,351,249
    *International Rectifier Corp. ..................................        288,071         6,997,245
    *Interphase Corp. ...............................................         27,774           117,762
    #Intersil Corp. Class A .........................................        326,384         3,906,816
    *Intevac, Inc. ..................................................         77,326           622,474
    *IntriCon Corp. .................................................          5,653            29,113
    *INX, Inc. ......................................................            880             6,644
   #*Ixia ...........................................................         12,327           139,665
    *IXYS Corp. .....................................................        135,412         1,851,082
    *JDA Software Group, Inc. .......................................         53,357         1,700,488
    *Kemet Corp. ....................................................         22,570           208,095
    *Kenexa Corp. ...................................................         47,498         1,086,279
    *Key Tronic Corp. ...............................................         46,079           192,610
     Keynote Systems, Inc. ..........................................         53,717         1,282,225
   #*KIT Digital, Inc. ..............................................        182,148         1,639,332
    *Kopin Corp. ....................................................        209,548           848,669
    *Kulicke & Soffa Industries, Inc. ...............................        162,015         1,563,445
    *KVH Industries, Inc. ...........................................         40,173           295,673
    *Lattice Semiconductor Corp. ....................................        218,079         1,380,440
    *LeCroy Corp. ...................................................          4,641            47,617
    *LoJack Corp. ...................................................         27,350            90,802
    *Loral Space & Communications, Inc. .............................         44,348         2,683,054
    *LTX-Credence Corp. .............................................         50,560           320,045
    *ManTech International Corp. Class A ............................         55,076         1,934,820
    #Marchex, Inc. Class B ..........................................        111,720           993,191
    *Market Leader, Inc. ............................................            500             1,250

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    *Mastech Holdings, Inc. .........................................          1,502   $         5,377
    *Mattson Technology, Inc. .......................................         53,863            72,715
    *Measurement Specialties, Inc. ..................................         71,259         2,223,993
   #*MEMC Electronic Materials, Inc. ................................        626,190         3,750,878
    *MEMSIC, Inc. ...................................................         20,382            57,273
    *Mentor Graphics Corp. ..........................................        229,261         2,604,405
    *Mercury Computer Systems, Inc. .................................         95,026         1,387,380
     Methode Electronics, Inc. ......................................        185,372         1,722,106
   #*Microsemi Corp. ................................................         37,455           691,419
     MKS Instruments, Inc. ..........................................        242,504         6,460,307
     ModusLink Global Solutions, Inc. ...............................        170,782           713,869
    *Monolithic Power Systems, Inc. .................................         11,928           148,623
    *MoSys, Inc. ....................................................         18,822            72,841
    *Multi-Fineline Electronix, Inc. ................................         78,175         1,793,334
    *Nanometrics, Inc. ..............................................         29,984           506,130
    *NAPCO Security Technologies, Inc. ..............................         18,676            38,846
    *NCI, Inc. Class A ..............................................            970            13,240
    *Newport Corp. ..................................................         74,685         1,034,387
   #*Novatel Wireless, Inc. .........................................        101,819           404,221
   #*Oclaro, Inc. ...................................................        103,086           423,683
    *Online Resources Corp. .........................................        129,256           346,406
    *Oplink Communications, Inc. ....................................        110,590         1,793,770
    #OPNET Technologies, Inc. .......................................          5,908           258,416
     Optical Cable Corp. ............................................         28,064           100,469
    *ORBCOMM, Inc. ..................................................        157,798           433,944
    *OSI Systems, Inc. ..............................................         80,713         3,575,586
    *PAR Technology Corp. ...........................................         53,765           195,705
     Park Electrochemical Corp. .....................................         31,401           888,648
    *PC Connection, Inc. ............................................        114,914           959,532
    *PC Mall, Inc. ..................................................         49,050           258,494
    *PC-Tel, Inc. ...................................................         34,660           250,938
    *PDF Solutions, Inc. ............................................         37,456           193,648
    *Perceptron, Inc. ...............................................         32,237           182,300
    *Perficient, Inc. ...............................................        126,966         1,209,986
    *Performance Technologies, Inc. .................................         54,791           100,268
    *Pericom Semiconductor Corp. ....................................        123,556         1,048,990
    *Pervasive Software, Inc. .......................................         37,097           231,114
    *Photronics, Inc. ...............................................        278,702         1,747,462
    *Planar Systems, Inc. ...........................................         53,570           103,390
    *Plexus Corp. ...................................................         14,415           370,466
    *PLX Technology, Inc. ...........................................         88,126           286,410
    *PMC-Sierra, Inc. ...............................................        129,894           823,528
   #*Power-One, Inc. ................................................         26,375           130,556
   #*Presstek, Inc. .................................................         26,538            20,169
    *Qualstar Corp. .................................................         33,400            64,462
    *Quest Software, Inc. ...........................................         41,372           727,733
    *RadiSys Corp. ..................................................         99,645           583,920
     RealNetworks, Inc. .............................................        108,283         1,056,842
    *Reis, Inc. .....................................................         44,432           434,545
    *Relm Wireless Corp. ............................................          2,200             2,199
    *RF Industries, Ltd. ............................................         20,118            63,573
     Richardson Electronics, Ltd. ...................................         77,071         1,001,152
     Rimage Corp. ...................................................         40,282           447,130
   #*Rogers Corp. ...................................................         24,727         1,067,465
    *Rosetta Stone, Inc. ............................................         10,738           106,628
    *Rudolph Technologies, Inc. .....................................        104,353           769,082
    *S1 Corp. .......................................................        230,309         2,240,907
    *Sanmina-SCI Corp. ..............................................        184,800         1,628,088
    *ScanSource, Inc. ...............................................         33,893         1,178,121
    *SeaChange International, Inc. ..................................        142,208         1,200,236
    *Selectica, Inc. ................................................            916             3,499

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
   #*Sigma Designs, Inc. ............................................        152,437   $     1,271,325
   #*Silicon Graphics International Corp. ...........................        159,251         2,302,769
    *Silicon Image, Inc. ............................................        115,312           742,609
    *Soundbite Communications, Inc. .................................          3,190             8,103
    *Spansion, Inc. Class A .........................................         11,119           114,415
    *SS&C Technologies Holdings, Inc. ...............................          9,685           153,604
    *Stamps.com, Inc. ...............................................          5,089           165,698
    *Standard Microsystems Corp. ....................................        106,190         2,629,264
    *StarTek, Inc. ..................................................         57,817           135,870
    *Steel Excel, Inc. ..............................................         42,675         1,109,542
   #*SunPower Corp. Class A .........................................         18,375           184,118
    *Super Micro Computer, Inc. .....................................          5,205            83,280
    *Supertex, Inc. .................................................          4,581            84,565
    *Support.com, Inc. ..............................................        158,417           334,260
    *Sycamore Networks, Inc. ........................................        136,504         2,623,607
    *Symmetricom, Inc. ..............................................        167,517           862,713
    *SYNNEX Corp. ...................................................        164,490         4,748,826
    *Take-Two Interactive Software, Inc. ............................         29,286           462,133
    *Tech Data Corp. ................................................        261,278        12,849,652
    *TechTarget, Inc. ...............................................         71,132           527,088
    *Tekelec ........................................................         22,381           219,781
    *TeleCommunication Systems, Inc. Class A ........................        248,598           820,373
     Telular Corp. ..................................................         69,537           416,527
     Tessco Technologies, Inc. ......................................         36,118           502,763
    *Tessera Technologies, Inc. .....................................        149,500         2,058,615
     TheStreet, Inc. ................................................        103,777           200,290
    *Tier Technologies, Inc. ........................................          2,943            10,359
    *Trio-Tech International ........................................            979             2,428
    *Triquint Semiconductor, Inc. ...................................        324,199         1,724,739
    *TTM Technologies, Inc. .........................................        167,951         1,876,013
    *Ultra Clean Holdings, Inc. .....................................         13,089            71,728
    *Ultratech, Inc. ................................................          6,936           151,205
     United Online, Inc. ............................................        406,070         2,399,874
    *UTStarcom Holdings Corp. .......................................         90,684           129,678
   #*VeriFone Systems, Inc. .........................................         32,166         1,357,727
    *Viasystems Group, Inc. .........................................         33,666           693,183
    *Vicon Industries, Inc. .........................................         22,202            74,377
    *Video Display Corp. ............................................          4,264            17,610
    *Virtusa Corp. ..................................................        134,264         2,187,161
   #*Vishay Intertechnology, Inc. ...................................        330,214         3,549,800
    *Vishay Precision Group, Inc. ...................................         14,276           208,287
     Wayside Technology Group, Inc. .................................          4,956            59,472
   #*Web.com Group, Inc. ............................................         99,531           961,469
    *Westell Technologies, Inc. Class A .............................         36,195            72,752
    *WPCS International, Inc. .......................................         17,768            40,866
    *XO Group, Inc. .................................................        109,972         1,015,042
    *X-Rite, Inc. ...................................................         27,437           123,741
    *Xyratex, Ltd. ..................................................          5,552            75,729
    *Zygo Corp. .....................................................         66,306         1,017,134
                                                                                       ---------------
Total Information Technology ........................................                      313,192,806
                                                                                       ---------------
Materials -- (7.2%)
     A. Schulman, Inc. ..............................................        140,527         2,966,525
    *A.M. Castle & Co. ..............................................        109,290         1,496,180
    *American Pacific Corp. .........................................         24,861           229,218
    #American Vanguard Corp. ........................................         58,694           726,045
    *Arabian American Development Co. ...............................          5,438            24,797
     Ashland, Inc. ..................................................        329,404        17,445,236
     Boise, Inc. ....................................................        468,972         2,837,281
     Buckeye Technologies, Inc. .....................................        222,997         6,743,429
     Cabot Corp. ....................................................        105,873         3,195,247

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Materials -- (Continued)
    *Century Aluminum Co. ...........................................        330,975   $     3,693,681
    *Chemtura Corp. .................................................         15,259           185,244
    *Clearwater Paper Corp. .........................................         14,000           463,820
    *Coeur d'Alene Mines Corp. ......................................        421,417        10,775,633
     Commercial Metals Co. ..........................................        486,712         6,049,830
    *Core Molding Technologies, Inc. ................................         22,077           191,849
    #Cytec Industries, Inc. .........................................        201,520         9,001,898
    #Domtar Corp. ...................................................        162,773        13,332,736
    *Ferro Corp. ....................................................        274,597         1,776,643
     Friedman Industries, Inc. ......................................         31,741           332,646
   #*Georgia Gulf Corp. .............................................        141,397         2,559,286
    *Graphic Packaging Holding Co. ..................................        421,313         1,862,203
     H.B. Fuller Co. ................................................        143,712         3,088,371
     Haynes International, Inc. .....................................         57,444         3,359,900
   #*Hecla Mining Co. ...............................................        127,731           800,873
   #*Horsehead Holding Corp. ........................................        140,487         1,219,427
     Huntsman Corp. .................................................        318,088         3,734,353
     Innophos Holdings, Inc. ........................................          1,305            57,407
    *Innospec, Inc. .................................................         11,553           348,901
    #Kaiser Aluminum Corp. ..........................................         89,025         4,136,102
    *KapStone Paper & Packaging Corp. ...............................        244,040         4,002,256
     KMG Chemicals, Inc. ............................................         18,694           271,811
    *Landec Corp. ...................................................        132,923           825,452
    *Louisiana-Pacific Corp. ........................................        424,101         2,820,272
    *LSB Industries, Inc. ...........................................            211             7,476
    *Materion Corp. .................................................         96,017         2,538,689
     MeadWestavco Corp. .............................................        423,735        11,826,444
    *Mercer International, Inc. .....................................        205,235         1,412,017
    *Metals USA Holdings Corp. ......................................         10,282           111,971
     Minerals Technologies, Inc. ....................................         49,496         2,714,361
    *Mod-Pac Corp. ..................................................          3,712            21,975
     Myers Industries, Inc. .........................................        185,183         2,262,936
     Neenah Paper, Inc. .............................................         57,860           954,690
     NL Industries, Inc. ............................................         85,126         1,237,732
    *Northern Technologies International Corp. ......................          5,247            76,082
     Olin Corp. .....................................................          3,300            62,238
     Olympic Steel, Inc. ............................................         56,163         1,148,533
    *OM Group, Inc. .................................................        132,383         3,827,193
    *Omnova Solutions, Inc. .........................................          1,897             8,404
    #P.H. Glatfelter Co. ............................................        240,760         3,611,400
    *Penford Corp. ..................................................         52,158           266,527
     PolyOne Corp. ..................................................         68,712           768,887
     Quaker Chemical Corp. ..........................................         22,317           776,408
     Reliance Steel & Aluminum Co. ..................................        212,025         9,369,385
     Rock-Tenn Co. Class A ..........................................        208,098        12,317,321
    *RTI International Metals, Inc. .................................        166,179         4,385,464
     Schnitzer Steel Industries, Inc. Class A .......................         79,030         3,698,604
     Schweitzer-Maudoit International, Inc. .........................         24,963         1,755,398
     Sealed Air Corp. ...............................................        256,456         4,564,917
     Sensient Technologies Corp. ....................................        161,379         5,964,568
    *Spartech Corp. .................................................         98,966           401,802
     Steel Dynamics, Inc. ...........................................        308,604         3,854,464
    *Synalloy Corp. .................................................         11,673           116,730
     Temple-Inland, Inc. ............................................         10,580           336,550
    #Texas Industries, Inc. .........................................        125,798         3,773,940
    *United States Lime & Minerals, Inc. ............................          4,615           253,825
    *Universal Stainless & Alloy Products, Inc. .....................         35,538         1,338,006
    #Vulcan Materials Co. ...........................................        217,750         6,813,398
     Wausau Paper Corp. .............................................        208,275         1,562,062
    #Westlake Chemical Corp. ........................................        139,165         5,734,990
     Worthington Industries, Inc. ...................................        216,892         3,747,894

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Materials -- (Continued)

   #*Zoltek Cos., Inc. ..............................................        130,674   $       947,386
                                                                                       ---------------
Total Materials .....................................................                      215,125,219
                                                                                       ---------------
Other -- (0.0%)
   .*All American Group, Inc. Escrow Shares .........................         24,733                --
   .*Gerber Scientific, Inc. Escrow Shares ..........................        137,957                --
   .*Price Communications Liquidation Trust .........................         21,600                --
                                                                                       ---------------
Total Other .........................................................                               --
                                                                                       ---------------
Telecommunication Services -- (0.8%)
    #Atlantic Tele-Network, Inc. ....................................          2,432            92,294
    *General Communications, Inc. Class A ...........................        208,964         1,974,710
     HickoryTech Corp. ..............................................         49,752           555,232
     IDT Corp. Class B ..............................................         63,914           735,011
   #*Iridium Communications, Inc. ...................................        275,676         1,753,299
   #*Leap Wireless International, Inc. ..............................        270,907         1,882,804
    *MetroPCS Communications, Inc. ..................................        720,666         6,125,661
    *Neutral Tandem, Inc. ...........................................         39,368           414,939
    *Premiere Global Services, Inc. .................................         96,168           871,282
    *Shenandoah Telecommunications Co. ..............................            191             2,590
     SureWest Communications ........................................         64,482           739,609
     Telephone & Data Systems, Inc. .................................        155,627         3,607,434
     Telephone & Data Systems, Inc. Special Shares ..................        123,168         2,576,675
    *United States Cellular Corp. ...................................         85,568         3,411,596
     USA Mobility, Inc. .............................................         47,891           625,935
    *Warwick Valley Telephone Co. ...................................         12,021           144,853
                                                                                       ---------------
Total Telecommunication Services ....................................                       25,513,924
                                                                                       ---------------
Utilities -- (0.4%)
    #Consolidated Water Co., Ltd. ...................................          7,240            67,187
   #*Dynegy, Inc. ...................................................        424,245         1,556,979
    *Genie Energy, Ltd. Class B .....................................         63,914           530,486
    *GenOn Energy, Inc. .............................................      2,304,347         7,028,258
    #Ormat Technologies, Inc. .......................................         17,355           329,571
     Pennichuck Corp. ...............................................          4,999           142,222
     SJW Corp. ......................................................         57,171         1,330,941
                                                                                       ---------------
Total Utilities .....................................................                       10,985,644
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    2,537,091,305
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
   .*Capital Bank Corp. Rights Contingent Value Rights ..............            200                --
    *Federal-Mogul Corp. Warrants 12/27/14 ..........................          7,455             1,491
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                            1,491
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................        809,741           809,741

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                            AMOUNT         VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (15.4%)
 (S)@DFA Short Term Investment Fund .................................    461,537,179   $   461,537,179
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/11 (Collateralized by $1,174,891 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
        10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
        maturities ranging from 06/01/26 to 06/01/41, valued at
        $1,179,114) to be repurchased at $1,140,675 .................   $      1,141         1,140,671
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      462,677,850
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,747,568,366) ............................................                  $ 3,000,580,387
                                                                                       ===============

                         U.S. SMALL CAP VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
COMMON STOCKS -- (85.1%)
Consumer Discretionary -- (15.7%)
    *1-800-FLOWERS.COM, Inc. Class A ................................        195,514   $       557,215
     A.H. Belo Corp. Class A ........................................        221,148         1,105,740
    #Aaron's, Inc. ..................................................        101,020         2,703,295
    *AC Moore Arts & Crafts, Inc. ...................................        545,325           861,614
     Acme United Corp. ..............................................            100               943
    *AFC Enterprises, Inc. ..........................................         88,786         1,217,256
     Aldila, Inc. ...................................................         77,084           208,127
     Amcon Distributing Co. .........................................          1,947           107,864
    *American Biltrite, Inc. ........................................         11,027            56,789
    #American Greetings Corp. Class A ...............................      1,790,470        28,665,425
    *America's Car-Mart, Inc. .......................................          3,088           103,077
    *Arctic Cat, Inc. ...............................................        268,845         5,460,242
    *Ascent Capital Group, Inc. Class A .............................        106,650         4,851,509
   #*Atrinsic, Inc. .................................................          3,586             5,917
   #*Audiovox Corp. Class A .........................................        398,274         2,831,728
    *Ballantyne Strong, Inc. ........................................        234,352           871,789
    #Barnes & Noble, Inc. ...........................................        949,337        11,648,365
     Bassett Furniture Industries, Inc. .............................        179,984         1,358,879
   #*Beasley Broadcast Group, Inc. ..................................         72,346           283,596
   #*Beazer Homes USA, Inc. .........................................      2,180,236         4,687,507
     bebe stores, Inc. ..............................................        102,739           737,666
    #Belo Corp. Class A .............................................        379,058         2,403,228
    *Benihana, Inc. .................................................         84,167           840,828
    *Benihana, Inc. Class A .........................................        203,020         1,957,113
    *Biglari Holdings, Inc. .........................................         23,999         8,282,535
    *Black Diamond, Inc. ............................................        358,073         3,090,170
    *Bluegreen Corp. ................................................        930,959         2,103,967
     Blyth, Inc. ....................................................          4,981           278,089
     Bob Evans Farms, Inc. ..........................................        958,265        31,526,919
    #Bon-Ton Stores, Inc. (The) .....................................         92,679           489,345
    #Books-A-Million, Inc. ..........................................        322,557           716,077
     Bowl America, Inc. Class A .....................................         17,959           221,973
   #*Boyd Gaming Corp. ..............................................      1,452,948         9,415,103
    #Brown Shoe Co., Inc. ...........................................        635,944         5,666,261
   #*Brunswick Corp. ................................................        326,437         5,764,877
   #*Build-A-Bear-Workshop, Inc. ....................................        473,644         3,102,368
   #*Cabela's, Inc. .................................................      1,410,635        35,153,024
    *Cache, Inc. ....................................................        344,120         1,810,071
    #Callaway Golf Co. ..............................................      1,275,235         7,409,115
    *Cambium Learning Group, Inc. ...................................        230,055           759,182
    *Canterbury Park Holding Corp. ..................................         16,606           173,533
   #*Carmike Cinemas, Inc. ..........................................          2,000            12,960
     Carriage Services, Inc. ........................................        341,738         2,036,758
   #*Cavco Industries, Inc. .........................................         56,648         2,550,859
   #*Central European Media Enterprises, Ltd. Class A ...............         76,632           846,017
   #*Charles & Colvard, Ltd. ........................................         22,190            48,818
   #*Charming Shoppes, Inc. .........................................      3,108,089        10,785,069
    #Christopher & Banks Corp. ......................................        410,881         1,368,234
    #Churchill Downs, Inc. ..........................................         53,332         2,563,669
    *Coast Distribution System, Inc. (The) ..........................         92,516           250,718
    *Cobra Electronics Corp. ........................................        176,106           623,415
   #*Collective Brands, Inc. ........................................        444,949         6,500,705
     Collectors Universe, Inc. ......................................         29,646           458,327
   #*Conn's, Inc. ...................................................        615,212         5,666,103
   #*Core-Mark Holding Co., Inc. ....................................        296,629         9,934,105
   #*Corinthian Colleges, Inc. ......................................        119,624           228,482
   #*Cost Plus, Inc. ................................................        127,170         1,003,371
    #CPI Corp. ......................................................          2,734            16,322

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
    *Craftmade International, Inc. ..................................          1,800   $         7,416
   #*Crown Media Holdings, Inc. .....................................        342,626           541,349
    #CSS Industries, Inc. ...........................................        259,352         5,467,140
    *Culp, Inc. .....................................................         29,690           254,740
    *Cumulus Media, Inc. ............................................        226,530           681,855
    *Cybex International, Inc. ......................................        208,660           166,928
    *Dana Holding Corp. .............................................        861,574        12,182,656
    *dELiA*s, Inc. ..................................................        271,854           380,596
    *Delta Apparel, Inc. ............................................        185,769         3,345,700
    #Destination Maternity Corp. ....................................        201,618         3,340,810
    #Dillard's, Inc. Class A ........................................      1,637,833        84,397,534
   #*DineEquity, Inc. ...............................................          6,700           314,632
    *Dixie Group, Inc. (The) ........................................        293,970           920,126
    *Dolan Co. ......................................................         69,548           608,545
    *Domino's Pizza, Inc. ...........................................        183,374         5,873,469
    *Dorman Products, Inc. ..........................................        286,744        10,927,814
    *Dover Downs Gaming & Entertainment, Inc. .......................        131,298           280,978
    *Dover Motorsports, Inc. ........................................        319,398           325,786
    #DSW, Inc. Class A ..............................................        299,290        15,664,839
    *Duckwall-ALCO Stores, Inc. .....................................         98,216         1,015,553
   #*E.W. Scripps Co. Class A (The) .................................      1,154,623         9,629,556
   #*EDCI Holdings, Inc. ............................................         70,804           292,421
    *ELXSI Corp. ....................................................         27,300            79,853
    *Emerson Radio Corp. ............................................        156,037           265,263
   #*Emmis Communications Corp. Class A .............................        353,768           258,251
     Escalade, Inc. .................................................          4,353            23,376
   #*Exide Technologies .............................................        245,961         1,106,825
   #*Famous Dave's of America, Inc. .................................         12,962           113,288
    *Federal-Mogul Corp. ............................................        310,551         5,235,890
   #*Fisher Communications, Inc. ....................................         77,531         2,251,500
     Flanigan's Enterprises, Inc. ...................................          4,740            38,038
     Flexsteel Industries, Inc. .....................................        196,868         2,805,369
    #Foot Locker, Inc. ..............................................        259,100         5,663,926
    *Footstar, Inc. .................................................        251,700           145,986
    #Fred's, Inc. Class A ...........................................        978,957        11,933,486
     Frisch's Restaurants, Inc. .....................................         39,441           753,323
   #*Fuel Systems Solutions, Inc. ...................................          5,232           122,115
   #*Full House Resorts, Inc. .......................................        109,054           314,076
    *Furniture Brands International, Inc. ...........................      1,167,729         2,230,362
     Gaiam, Inc. ....................................................         88,451           342,305
     Gaming Partners International Corp. ............................         44,581           300,476
   #*Gaylord Entertainment Co. ......................................      1,213,650        28,387,274
   #*Geeknet, Inc. ..................................................         69,200         1,347,324
   #*Genesco, Inc. ..................................................        435,113        25,645,560
   #*Golfsmith International Holdings, Inc. .........................         14,219            50,051
   #*Gray Television, Inc. ..........................................        818,882         1,555,876
    *Gray Television, Inc. Class A ..................................         23,767            39,929
    *Great Wolf Resorts, Inc. .......................................        875,064         2,152,657
    #Group 1 Automotive, Inc. .......................................        692,454        31,548,204
    *Hallwood Group, Inc. ...........................................          3,376            44,259
    *Hampshire Group, Ltd. ..........................................         41,080           113,997
   #*Harris Interactive, Inc. .......................................        246,312           147,787
     Harte-Hanks, Inc. ..............................................         58,112           510,223
   #*Hastings Entertainment, Inc. ...................................        306,501           613,002
     Haverty Furniture Cos., Inc. ...................................        538,866         6,261,623
     Haverty Furniture Cos., Inc. Class A ...........................          5,481            65,772
    *Heelys, Inc. ...................................................         60,428           120,252
    *Helen of Troy, Ltd. ............................................        722,834        20,911,588
    *Hollywood Media Corp. ..........................................        477,759           616,309
     Hooker Furniture Corp. .........................................        225,959         2,191,802
     Hot Topic, Inc. ................................................        814,931         6,160,878

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
   #*Iconix Brand Group, Inc. .......................................      1,808,160   $    32,456,472
     International Speedway Corp. Class A ...........................        528,059        12,599,488
    *Isle of Capri Casinos, Inc. ....................................        492,198         2,677,557
    *J. Alexander's Corp. ...........................................        150,604         1,006,035
   #*Jaclyn, Inc. ...................................................         40,909           274,704
    #JAKKS Pacific, Inc. ............................................        836,820        15,874,475
    *Johnson Outdoors, Inc. Class A .................................        201,913         3,753,563
    #Jones Group, Inc. (The) ........................................      1,563,125        17,460,106
   #*Journal Communications, Inc. ...................................        210,684           813,240
   #*Kenneth Cole Productions, Inc. Class A .........................        340,308         3,661,714
    *Kid Brands, Inc. ...............................................        155,672           456,119
   #*Knology, Inc. ..................................................        265,831         3,809,358
    *Kona Grill, Inc. ...............................................         86,151           496,230
     KSW, Inc. ......................................................         40,359           125,920
   #*K-Swiss, Inc. Class A ..........................................        104,677           471,046
     Lacrosse Footwear, Inc. ........................................          1,365            17,472
    *Lakeland Industries, Inc. ......................................        141,538         1,064,366
    *Lakes Entertainment, Inc. ......................................        514,501         1,080,452
    *Lazare Kaplan International, Inc. ..............................        134,961           377,891
    *La-Z-Boy, Inc. .................................................        914,224         9,288,516
    *Leapfrog Enterprises, Inc. .....................................         35,074           130,826
   #*Lee Enterprises, Inc. ..........................................        721,465           512,240
   #*Libbey, Inc. ...................................................        395,756         5,010,271
    *Liberty Media Corp. - Liberty Capital Class B ..................          2,845           220,616
    #Lifetime Brands, Inc. ..........................................        340,505         4,164,376
   #*LIN TV Corp. Class A ...........................................        276,342           862,187
    #Lithia Motors, Inc. Class A ....................................        585,983        12,053,670
   #*Live Nation Entertainment, Inc. ................................      1,955,650        18,363,554
   #*LodgeNet Interactive Corp. .....................................        266,259           532,518
    *Luby's, Inc. ...................................................        444,519         2,147,027
   #*M/I Homes, Inc. ................................................        356,664         2,664,280
    #Mac-Gray Corp. .................................................        311,115         4,318,276
    *Madison Square Garden Co. (The) ................................        132,916         3,512,970
     Marcus Corp. ...................................................        552,919         6,590,794
    *MarineMax, Inc. ................................................        566,400         4,610,496
   #*McClatchy Co. (The) ............................................      1,097,206         1,722,613
    *McCormick & Schmick's Seafood Restaurants, Inc. ................        115,540           774,118
     McRae Industries, Inc. Class A .................................         30,453           393,148
    #MDC Holdings, Inc. .............................................        252,756         5,661,734
    *Meade Instruments Corp. ........................................          3,289            11,676
   #*Media General, Inc. Class A ....................................        505,476         1,526,538
    #Men's Wearhouse, Inc. (The) ....................................        736,839        22,753,588
    #Meredith Corp. .................................................          2,591            69,517
   #*Meritage Homes Corp. ...........................................        333,003         5,910,803
    *Modine Manufacturing Co. .......................................         61,729           652,476
   #*Monarch Casino & Resort, Inc. ..................................          1,767            18,182
    *Morton's Restaurant Group, Inc. ................................        213,720         1,042,954
   #*Motorcar Parts of America, Inc. ................................         80,164           795,227
     Movado Group, Inc. .............................................        488,055         8,165,160
    *MTR Gaming Group, Inc. .........................................        410,084           680,739
   #*Multimedia Games Holding Co., Inc. .............................        263,353         1,740,763
     National CineMedia, Inc. .......................................         52,426           634,355
    *Nautilus, Inc. .................................................         74,314           150,114
    *Navarre Corp. ..................................................         60,371            92,971
    *Nevada Gold & Casinos, Inc. ....................................        152,348           319,931
    *New Frontier Media, Inc. .......................................        308,544           330,142
    *New York & Co., Inc. ...........................................        238,454           636,672
    *Nexstar Broadcasting Group, Inc. ...............................         96,309           876,412
    *Nobility Homes, Inc. ...........................................         12,825            78,104
   #*O'Charley's, Inc. ..............................................        592,426         3,678,965
    *Orient-Express Hotels, Ltd. Class A ............................      2,248,429        19,179,099

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
    #Outdoor Channel Holdings, Inc. .................................        171,466   $     1,280,851
    *P & F Industries, Inc. Class A .................................         16,673            68,526
   #*Pacific Sunwear of California, Inc. ............................      1,646,848         2,058,560
    #Penske Automotive Group, Inc. ..................................      1,702,549        34,714,974
    #Pep Boys - Manny, Moe & Jack (The) .............................      1,126,205        12,951,358
    *Perry Ellis International, Inc. ................................        439,849        11,040,210
    *Pinnacle Entertainment, Inc. ...................................          1,763            19,957
    *Point.360 ......................................................        112,341            92,693
    *Premier Exhibitions, Inc. ......................................        228,660           418,448
    *Q.E.P. Co., Inc. ...............................................         42,317           865,383
    *Quiksilver, Inc. ...............................................      1,582,964         5,302,929
   #*Radio One, Inc. Class D ........................................        625,385           819,254
   #*Reading International, Inc. Class A ............................        168,095           695,913
    *Red Lion Hotels Corp. ..........................................        529,202         3,677,954
    *Red Robin Gourmet Burgers, Inc. ................................        376,085         9,428,451
     Regis Corp. ....................................................      1,609,675        26,334,283
    #Rent-A-Center, Inc. ............................................      1,554,059        53,071,115
    *Rick's Cabaret International, Inc. .............................        180,870         1,414,403
    *Rockford Corp. .................................................         15,000            40,875
    *Rocky Brands, Inc. .............................................        122,094         1,294,196
    *Ruby Tuesday, Inc. .............................................      1,197,135        10,043,963
    #Ryland Group, Inc. (The) .......................................        181,574         2,451,249
    *Saga Communications, Inc. Class A ..............................        116,655         4,374,562
   #*Saks, Inc. .....................................................      3,415,558        36,102,448
     Salem Communications Corp. Class A .............................         65,578           163,289
    #Scholastic Corp. ...............................................      1,528,917        41,051,421
     Service Corp. International ....................................      1,067,880        10,678,800
     Shiloh Industries, Inc. ........................................        192,744         1,522,678
    *Shoe Carnival, Inc. ............................................        372,053        10,153,326
     Sinclair Broadcast Group, Inc. Class A .........................        172,017         1,647,923
   #*Skechers U.S.A., Inc. Class A ..................................        436,301         6,221,652
    #Skyline Corp. ..................................................          1,465             9,903
     Sonesta International Hotels Corp. Class A .....................          3,233            74,682
    #Sonic Automotive, Inc. Class A .................................         31,438           461,195
    *Spanish Broadcasting System, Inc. Class A ......................          2,801             2,801
     Spartan Motors, Inc. ...........................................        601,817         2,948,903
   #*Spectrum Group International, Inc. .............................        312,991           923,323
    #Speedway Motorsports, Inc. .....................................        890,578        11,577,514
    *Sport Chalet, Inc. Class A .....................................         82,165           147,075
    *Sport Chalet, Inc. Class B .....................................         15,675            36,758
     Stage Stores, Inc. .............................................      1,009,407        15,777,031
     Standard Motor Products, Inc. ..................................        400,090         6,221,400
   #*Standard Pacific Corp. .........................................        452,698         1,376,202
    *Stanley Furniture Co., Inc. ....................................         88,446           273,298
   #*Stein Mart, Inc. ...............................................          1,343             9,737
    *Steinway Musical Instruments, Inc. .............................        289,593         7,297,744
    #Stewart Enterprises, Inc. Class A ..............................      2,681,851        17,271,120
   #*Stoneridge, Inc. ...............................................         56,840           447,331
     Strattec Security Corp. ........................................         46,782         1,075,986
    #Superior Industries International, Inc. ........................        677,830        12,397,511
    *Syms Corp. .....................................................        392,655         3,066,636
   #*Systemax, Inc. .................................................         22,560           341,333
    *Tandy Brands Accessories, Inc. .................................        200,326           207,337
    *Tandy Leather Factory, Inc. ....................................        134,235           671,175
    *Trans World Entertainment Corp. ................................        634,084         1,261,827
   #*Tuesday Morning Corp. ..........................................      1,307,967         4,734,841
   #*Unifi, Inc. ....................................................        421,533         3,266,881
    *Valuevision Media, Inc. Class A ................................          3,840            12,595
   #*Walking Co. Holdings, Inc. (The) ...............................         24,077            78,250
    *Wells-Gardner Electronics Corp. ................................         54,766           132,534
     Wendy's Co. (The) ..............................................         45,590           230,685

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
   #*West Marine, Inc. ..............................................        578,947   $     5,262,628
    *Wet Seal, Inc. Class A (The) ...................................        162,913           682,605
    #Weyco Group, Inc. ..............................................            231             5,475
    *Zale Corp. .....................................................        887,533         3,274,997
                                                                                       ---------------
Total Consumer Discretionary ........................................                    1,196,386,554
                                                                                       ---------------
Consumer Staples -- (3.2%)
   #*Alliance One International, Inc. ...............................      1,128,466         3,013,004
     Andersons, Inc. (The) ..........................................         34,082         1,258,307
    #Bridgford Foods Corp. ..........................................         37,720           331,559
   .*Cagle's, Inc. Class A ..........................................        120,259           475,023
     CCA Industries, Inc. ...........................................         31,897           160,123
   #*Central European Distribution Corp. ............................         88,050           475,470
    *Central Garden & Pet Co. .......................................        312,005         2,698,843
   #*Central Garden & Pet Co. Class A ...............................        851,410         7,483,894
   #*Chiquita Brands International, Inc. ............................      1,148,246        10,196,424
   #*Craft Brewers Alliance, Inc. ...................................        241,679         1,582,997
    *Crystal Rock Holdings, Inc. ....................................          9,911             7,408
   #*Cuisine Solutions, Inc. ........................................        181,778           183,596
    *Dean Foods Co. .................................................        486,419         4,727,993
   #*Dole Food Co., Inc. ............................................        624,179         6,603,814
    *Elizabeth Arden, Inc. ..........................................          4,474           153,369
     Fresh Del Monte Produce, Inc. ..................................      1,373,299        34,964,193
   #*Griffin Land & Nurseries, Inc. .................................         20,078           538,492
    *Hain Celestial Group, Inc. (The) ...............................      1,248,931        41,914,124
    *Harbinger Group, Inc. ..........................................        405,978         2,086,727
    #Imperial Sugar Co. .............................................        339,809         2,300,507
     Ingles Markets, Inc. Class A ...................................        169,286         2,556,219
    *John B. Sanfilippo & Son, Inc. .................................        197,394         1,697,588
   #*Mannatech, Inc. ................................................         30,847            18,817
    #MGP Ingredients, Inc. ..........................................        293,494         1,925,321
     Nash-Finch Co. .................................................        285,372         7,510,991
    *Natural Alternatives International, Inc. .......................         75,944           463,258
   #*Nutraceutical International Corp. ..............................         56,935           785,703
    #Oil-Dri Corp. of America .......................................         89,016         1,784,771
    *Omega Protein Corp. ............................................        475,567         5,150,391
     Orchids Paper Products Co. .....................................          2,361            27,576
   #*Pantry, Inc. ...................................................        349,049         4,935,553
    *Parlux Fragrances, Inc. ........................................        442,619         1,487,200
    *Physicians Formula Holdings, Inc. ..............................        365,454         1,125,598
   #*Pilgrim's Pride Corp. ..........................................         38,816           195,633
   #*Prestige Brands Holdings, Inc. .................................      1,419,408        15,017,337
     Reliv' International, Inc. .....................................         12,603            18,778
    *Revlon, Inc. ...................................................         33,702           496,430
   #*Seneca Foods Corp. Class A .....................................         65,408         1,376,838
    *Seneca Foods Corp. Class B .....................................         23,036           472,468
    *Smart Balance, Inc. ............................................      1,367,679         8,958,297
     Snyders-Lance, Inc. ............................................         20,848           442,395
     Spartan Stores, Inc. ...........................................        352,178         6,029,287
    *Spectrum Brands Holdings, Inc. .................................        215,907         5,479,720
     Stephan Co. (The) ..............................................         56,795           131,196
    #SUPERVALU, Inc. ................................................      1,812,167        14,533,579
   #*Susser Holdings Corp. ..........................................         65,266         1,433,241
    #Universal Corp. ................................................        707,351        30,288,770
    #Weis Markets, Inc. .............................................         15,591           616,624
   #*Winn-Dixie Stores, Inc. ........................................      1,509,638         9,571,105
                                                                                       ---------------
Total Consumer Staples ..............................................                      245,686,551
                                                                                       ---------------
Energy -- (8.6%)
    *Adams Resources & Energy, Inc. .................................        107,983         2,559,197
     Alon USA Energy, Inc. ..........................................        505,323         3,840,455

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Energy -- (Continued)
   #*Approach Resources, Inc. .......................................        100,543   $     2,454,255
    *Barnwell Industries, Inc. ......................................        142,853           487,129
   #*Basic Energy Services, Inc. ....................................        550,843        10,102,461
     Berry Petroleum Co. Class A ....................................         20,546           709,864
    *Bill Barrett Corp. .............................................        781,488        32,509,901
    *Bolt Technology Corp. ..........................................         33,962           342,337
     Bristow Group, Inc. ............................................      1,094,569        54,487,645
    *Cal Dive International, Inc. ...................................        707,902         1,585,700
    *Callon Petroleum Co. ...........................................        102,889           484,607
   #*Complete Production Services, Inc. .............................      1,359,909        44,605,015
   #*Comstock Resources, Inc. .......................................        849,738        15,499,221
    *Crimson Exploration, Inc. ......................................        218,544           651,261
    #Crosstex Energy, Inc. ..........................................        649,599         8,464,275
    *CVR Energy, Inc. ...............................................      1,157,012        28,647,617
   #*Dawson Geophysical Co. .........................................        176,182         5,091,660
     Delek US Holdings, Inc. ........................................        635,866         9,207,340
   #*Delta Petroleum Corp. ..........................................          6,143            13,761
    #DHT Holdings, Inc. .............................................        300,889           481,422
   #*Double Eagle Petroleum Co. .....................................         91,035           808,391
   #*Endeavour International Corp. ..................................        111,066         1,030,692
    *Energy Partners, Ltd. ..........................................        413,925         5,935,685
    *ENGlobal Corp. .................................................         26,577            69,366
   #*Evolution Petroleum Corp. ......................................         26,713           184,587
   #*Exterran Holdings, Inc. ........................................      1,588,813        15,093,724
   #*Geokinetics, Inc. ..............................................         24,934            81,534
    *GeoMet, Inc. ...................................................         58,801            62,329
   #*Global Industries, Ltd. ........................................      2,067,483        16,436,490
   #*GMX Resources, Inc. ............................................        132,216           330,540
   #*Goodrich Petroleum Corp. .......................................         39,095           619,656
   #*Green Plains Renewable Energy, Inc. ............................        406,278         4,249,668
    #Gulf Island Fabrication, Inc. ..................................        250,541         6,977,567
    *Gulfmark Offshore, Inc. Class A ................................        673,809        28,023,716
   #*Harvest Natural Resources, Inc. ................................        877,273         9,360,503
    *Helix Energy Solutions Group, Inc. .............................      3,199,360        57,780,442
   #*Hercules Offshore, Inc. ........................................      3,452,412        13,084,641
    *HKN, Inc. ......................................................         80,833           174,599
     HollyFrontier Corp. ............................................      1,130,678        34,700,508
   #*Hornbeck Offshore Services, Inc. ...............................        837,624        27,507,572
   #*Mexco Energy Corp. .............................................            733             5,006
    *Mitcham Industries, Inc. .......................................        188,072         2,742,090
   #*Natural Gas Services Group, Inc. ...............................        243,569         3,351,509
   #*New Concept Energy, Inc. .......................................            974             2,260
    *Newpark Resources, Inc. ........................................      1,465,320        13,085,308
    #Overseas Shipholding Group, Inc. ...............................        769,994         9,609,525
   #*Parker Drilling Co. ............................................      3,138,449        17,355,623
   #*Patriot Coal Corp. .............................................        497,505         6,248,663
    #Penn Virginia Corp. ............................................      1,016,748         6,191,995
   #*Petroleum Development Corp. ....................................        558,081        14,571,495
   #*PHI, Inc. Non-Voting ...........................................        306,015         6,753,751
    *PHI, Inc. Voting ...............................................          1,686            35,532
   #*Pioneer Drilling Co. ...........................................      1,959,041        19,374,915
    *Rentech, Inc. ..................................................        554,721           893,101
   #*REX American Resources Corp. ...................................        234,850         4,283,664
   #*Rosetta Resources, Inc. ........................................         40,586         1,799,583
     SEACOR Holdings, Inc. ..........................................        371,968        31,673,075
    *SemGroup Corp. Class A .........................................        228,253         6,386,519
   #*Superior Energy Services, Inc. .................................        223,387         6,281,642
    *Swift Energy Co. ...............................................        183,556         5,620,485
     Teekay Corp. ...................................................         34,321           884,109
    *Tetra Technologies, Inc. .......................................        796,167         7,563,586
    *TGC Industries, Inc. ...........................................        165,122           921,381

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Energy -- (Continued)
   #*Triangle Petroleum Corp. .......................................          2,546   $        14,359
   #*Union Drilling, Inc. ...........................................        350,905         2,628,278
   #*USEC, Inc. .....................................................      3,330,962         6,995,020
    *Venoco, Inc. ...................................................         84,723           825,202
   #*Western Refining, Inc. .........................................      1,898,570        30,339,149
   #*Westmoreland Coal Co. ..........................................         93,137         1,025,438
   #*Willbros Group, Inc. ...........................................        294,254         1,497,753
                                                                                       ---------------
Total Energy ........................................................                      653,697,349
                                                                                       ---------------
Financials -- (18.1%)
    *1st Constitution Bancorp .......................................         13,190            90,088
    #1st Source Corp. ...............................................        591,201        14,212,472
    *1st United Bancorp, Inc. .......................................         28,003           145,056
    *21st Century Holding Co. .......................................        163,908           399,936
    *Access National Corp. ..........................................         41,627           341,341
   #*Affirmative Insurance Holdings, Inc. ...........................         99,958           141,940
     Alliance Bancorp, Inc. of Pennsylvania .........................          1,165            11,324
    *Altisource Portfolio Solutions SA ..............................        236,430         9,516,308
     Ameriana Bancorp ...............................................         34,757           128,948
   #*American Capital, Ltd. .........................................      4,448,154        34,562,157
    #American Equity Investment Life Holding Co. ....................      1,685,427        18,270,029
    *American Independence Corp. ....................................         41,030           192,636
    *American River Bankshares ......................................         75,976           378,360
    *American Safety Insurance Holdings, Ltd. .......................        182,406         3,722,906
   #*Ameris Bancorp .................................................        213,830         2,148,992
   #*AmeriServe Financial, Inc. .....................................        305,692           596,099
   #*Anchor Bancorp Wisconsin, Inc. .................................        349,394           178,331
   #*Ante5, Inc. ....................................................         72,013            64,812
     Argo Group International Holdings, Ltd. ........................        922,635        27,854,351
     ASB Financial Corp. ............................................          4,400            61,600
     Aspen Insurance Holdings, Ltd. .................................        273,236         7,238,022
   #*Asset Acceptance Capital Corp. .................................         82,710           248,130
    #Associated Banc-Corp ...........................................         81,704           911,000
    #Asta Funding, Inc. .............................................        216,297         1,743,354
    #Astoria Financial Corp. ........................................        444,837         3,692,147
     Atlantic American Corp. ........................................        238,075           435,677
    *Atlantic Coast Financial Corp. .................................         17,824            24,954
   #*Avatar Holdings, Inc. ..........................................        224,441         2,132,190
    #Baldwin & Lyons, Inc. Class A ..................................          3,124            74,601
    #Baldwin & Lyons, Inc. Class B ..................................        367,343         8,459,909
     Bancorp Rhode Island, Inc. .....................................         39,198         1,709,033
    *Bancorp, Inc. ..................................................        235,027         1,889,617
    #BancorpSouth, Inc. .............................................        129,510         1,265,313
   #*BancTrust Financial Group, Inc. ................................         98,095           159,895
    #Bank Mutual Corp. ..............................................         28,195            93,889
     Bank of Commerce Holdings ......................................          9,912            34,196
   #*BankAtlantic Bancorp, Inc. Class A .............................        266,795           632,304
    #BankFinancial Corp. ............................................        519,633         4,157,064
     Banner Corp. ...................................................        139,114         2,444,233
     Bar Harbor Bankshares ..........................................            530            15,110
     BCB Bancorp, Inc. ..............................................         23,344           227,604
    *BCSB Bancorp, Inc. .............................................          1,979            22,956
     Beacon Federal Bancorp, Inc. ...................................         21,995           307,930
    *Berkshire Bancorp, Inc. ........................................          4,650            30,783
    #Berkshire Hills Bancorp, Inc. ..................................        486,190         9,733,524
    *BNCCORP, Inc. ..................................................         30,988            92,964
   #*BofI Holding, Inc. .............................................         52,382           801,445
     Boston Private Financial Holdings, Inc. ........................        637,107         4,829,271
    *Bridge Capital Holdings ........................................         38,086           420,089
    #Brookline Bancorp, Inc. ........................................        759,788         6,351,828
    *Brunswick Bancorp ..............................................          1,200             7,422

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     Bryn Mawr Bank Corp. ...........................................         16,731   $       307,181
     C&F Financial Corp. ............................................         14,868           346,424
    #California First National Bancorp ..............................        142,816         2,380,743
    *Camco Financial Corp. ..........................................         82,085            98,502
   #*Cape Bancorp, Inc. .............................................         20,975           159,410
   #*Capital Bank Corp. .............................................         62,420           131,082
    #Capital City Bank Group, Inc. ..................................         39,640           403,932
     Capital Southwest Corp. ........................................         46,074         4,054,973
     CapitalSource, Inc. ............................................      2,957,098        18,807,143
     Capitol Federal Financial, Inc. ................................         94,839         1,051,765
     Cardinal Financial Corp. .......................................        126,909         1,363,003
    *Carolina Bank Holdings, Inc. ...................................          1,200             3,168
     Carrollton Bancorp .............................................         10,578            29,195
   #*Carver Bancorp, Inc. ...........................................          9,777             3,911
    #Cathay General Bancorp .........................................      1,543,370        21,591,746
    *Center Financial Corp. .........................................        385,353         2,531,769
     Centerstate Banks, Inc. ........................................         29,799           169,258
     Central Bancorp, Inc. ..........................................          5,937           109,300
   #*Central Pacific Financial Corp. ................................          6,724            81,966
   #*Central Virginia Bankshares, Inc. ..............................          9,435             8,303
     Century Bancorp, Inc. Class A ..................................         17,987           486,908
     CFS Bancorp, Inc. ..............................................        204,291           996,940
    #Chemical Financial Corp. .......................................        712,533        14,343,289
    *Chicopee Bancorp, Inc. .........................................         37,757           525,200
    *Citizens Community Bancorp, Inc. ...............................         38,179           195,476
    *Citizens First Bancorp, Inc. ...................................        118,796               594
    *Citizens First Corp. ...........................................          4,186            25,828
    *Citizens Republic Bancorp, Inc. ................................         22,036           198,544
     Citizens South Banking Corp. ...................................        134,848           552,877
   #*CNO Financial Group, Inc. ......................................      8,156,999        50,981,244
    #CoBiz Financial, Inc. ..........................................        124,040           657,412
     Codorus Valley Bancorp, Inc. ...................................         10,271            91,925
    *Colonial Financial Services, Inc. ..............................          2,197            26,968
   #*Colony Bankcorp, Inc. ..........................................          6,201            14,386
     Columbia Banking System, Inc. ..................................        389,469         7,427,174
   #*Commonwealth Bankshares, Inc. ..................................         20,730               104
    *Community Bankers Trust Corp. ..................................            300               375
    *Community Capital Corp. ........................................         10,021            27,057
    *Community West Bancshares ......................................         21,017            50,441
   #*CompuCredit Holdings Corp. .....................................        413,266         1,289,390
    *Consumer Portfolio Services, Inc. ..............................        315,616           307,726
   #*Cowen Group, Inc. ..............................................        281,192           764,842
    *Crescent Financial Corp. .......................................         53,932           228,132
   #*Dearborn Bancorp, Inc. .........................................         38,126            24,591
    #Delphi Financial Group, Inc. Class A ...........................      1,362,859        36,088,506
    #Donegal Group, Inc. Class A ....................................        489,931         6,133,936
    #Donegal Group, Inc. Class B ....................................         54,693           914,467
    *Doral Financial Corp. ..........................................         77,216            92,659
     Eagle Bancorp Montana, Inc. ....................................            525             5,392
     Eastern Insurance Holdings, Inc. ...............................        113,203         1,498,808
     Eastern Virginia Bankshares, Inc. ..............................         17,786            33,793
     ECB Bancorp, Inc. ..............................................          8,883            99,134
     Edelman Financial Group, Inc. ..................................        424,274         2,944,462
    #EMC Insurance Group, Inc. ......................................        292,000         5,676,480
   #*Encore Bancshares, Inc. ........................................         73,276           861,726
   #*Encore Capital Group, Inc. .....................................        112,685         3,052,637
     Endurance Specialty Holdings, Ltd. .............................        488,724        18,180,533
   #*Enterprise Bancorp, Inc. .......................................          4,169            60,034
     Enterprise Financial Services Corp. ............................         82,577         1,274,163
    #Epoch Holding Corp. ............................................         48,297           994,918
    #ESB Financial Corp. ............................................         36,961           511,910

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
    #ESSA Bancorp, Inc. .............................................        161,518   $     1,783,159
     Evans Bancorp, Inc. ............................................          5,362            64,719
    #F.N.B. Corp. ...................................................      1,463,704        14,768,773
    *Farmers Capital Bank Corp. .....................................         49,460           202,786
    #FBL Financial Group, Inc. Class A ..............................        754,311        24,628,254
     Federal Agricultural Mortgage Corp. Class A ....................          3,592            48,348
     Federal Agricultural Mortgage Corp. Class C ....................        228,970         4,620,615
     Fidelity Bancorp, Inc. .........................................         17,726           146,771
    #Fidelity Southern Corp. ........................................         27,810           183,546
     Financial Institutions, Inc. ...................................        183,836         3,011,234
    *First Acceptance Corp. .........................................        865,637         1,159,954
     First Advantage Bancorp ........................................         19,168           240,942
     First American Financial Corp. .................................        724,636         8,695,632
    #First Bancorp ..................................................         35,582           451,180
    .First Bancorp of Indiana, Inc. .................................          5,430            51,612
   #*First BanCorp ..................................................         20,957            74,607
    *First Bancshares, Inc. .........................................         24,793           127,560
     First Bancshares, Inc. (The) ...................................          1,383            11,064
     First Bank of Delaware .........................................         70,003           124,605
     First Business Financial Services, Inc. ........................         20,884           335,815
    *First California Financial Group, Inc. .........................         21,807            71,309
     First Citizens BancShares, Inc. Class A ........................         10,558         1,721,482
    #First Commonwealth Financial Corp. .............................        736,682         3,396,104
     First Community Bancshares, Inc. ...............................         39,720           477,037
   #*First Defiance Financial Corp. .................................        181,437         2,578,220
   #*First Federal Bancshares of Arkansas, Inc. .....................        104,524           586,380
    *First Federal of Northern Michigan Bancorp, Inc. ...............         31,310           111,150
    #First Financial Corp. ..........................................        177,200         5,822,792
    #First Financial Holdings, Inc. .................................        113,158           843,027
    *First Financial Northwest, Inc. ................................        202,136         1,119,833
    *First Financial Service Corp. ..................................          9,985            14,578
     First Interstate Bancsystem, Inc. ..............................        175,585         2,219,394
    *First Investors Financial Services Group, Inc. .................        118,400         1,080,400
     First M&F Corp. ................................................         65,377           206,591
   #*First Marblehead Corp. (The) ...................................        184,191           176,823
     First Merchants Corp. ..........................................        654,029         5,271,474
     First Midwest Bancorp, Inc. ....................................        682,873         6,152,686
    #First Niagara Financial Group, Inc. ............................      2,602,757        23,919,337
    #First Pactrust Bancorp, Inc. ...................................         95,525         1,201,704
    *First Place Financial Corp. ....................................        407,584           342,534
    *First Regional Bancorp .........................................        304,399               731
    *First Security Group, Inc. .....................................         17,454            52,362
    #First United Corp. .............................................         64,972           241,696
    #First West Virginia Bancorp, Inc. ..............................          8,309           124,178
     Firstbank Corp. ................................................         94,389           475,721
    *FirstCity Financial Corp. ......................................        221,261         1,409,433
    #FirstMerit Corp. ...............................................         65,419           916,520
    #Flagstone Reinsurance Holdings SA ..............................        733,056         6,223,645
     Flushing Financial Corp. .......................................        386,453         4,737,914
   #*FNB United Corp. ...............................................        683,022           156,412
     Fox Chase Bancorp, Inc. ........................................         33,611           425,515
    #Fulton Financial Corp. .........................................        597,073         5,636,369
     GAINSCO, Inc. ..................................................            100               728
     German American Bancorp, Inc. ..................................          2,251            39,100
    #Glacier Bancorp, Inc. ..........................................         18,908           214,606
    *Gleacher & Co., Inc. ...........................................         15,573            19,933
    *Global Indemnity P.L.C. ........................................        225,284         4,548,484
    #Great Southern Bancorp, Inc. ...................................            344             6,842
    *Greene Bancshares, Inc. ........................................        173,437           239,343
   #*Guaranty Bancorp ...............................................        606,993           807,301
    *Guaranty Federal Bancshares, Inc. ..............................         30,442           173,824

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
    *Hallmark Financial Services, Inc. ..............................        409,122   $     3,174,787
    #Hampden Bancorp, Inc. ..........................................          5,719            71,773
     Hancock Holding Co. ............................................        170,829         5,176,119
   #*Hanmi Financial Corp. ..........................................        504,100           504,100
     Hanover Insurance Group, Inc. (The) ............................         57,001         2,175,158
     Harleysville Group, Inc. .......................................        512,744        30,128,837
    *Harleysville Savings Financial Corp. ...........................         14,792           216,703
   #*Harris & Harris Group, Inc. ....................................        255,407         1,003,750
     Hawthorn Bancshares, Inc. ......................................         22,129           129,676
    #Heartland Financial USA, Inc. ..................................          3,138            49,047
   #*Heritage Commerce Corp. ........................................        247,872         1,197,222
    #Heritage Financial Corp. .......................................         55,122           695,088
    #Heritage Financial Group, Inc. .................................            989            10,454
     HF Financial Corp. .............................................        127,550         1,183,664
    *Hilltop Holdings, Inc. .........................................      1,182,281         9,316,374
    *Hingham Institution for Savings ................................          1,857            89,062
    *HMN Financial, Inc. ............................................        102,799           191,206
    *Home Bancorp, Inc. .............................................          2,901            42,645
    #Home Federal Bancorp, Inc. .....................................        189,169         1,901,148
     Homeowners Choice, Inc. ........................................          2,579            20,426
     HopFed Bancorp, Inc. ...........................................         63,315           381,789
     Horace Mann Educators Corp. ....................................        840,150        11,300,018
     Horizon Bancorp ................................................          6,911           175,332
   #*Horizon Financial Corp. ........................................         55,424               280
    *ICG Group, Inc. ................................................        932,306        10,059,582
     Independence Holding Co. .......................................        227,044         1,882,195
   #*Independent Bank Corp. .........................................         64,970           111,748
     Indiana Community Bancorp ......................................         43,494           659,804
     Infinity Property & Casualty Corp. .............................        478,528        27,735,483
    #International Bancshares Corp. .................................        321,591         5,827,229
    *Intervest Bancshares Corp. .....................................        161,408           450,328
   #*Investment Technology Group, Inc. ..............................        276,408         3,153,815
    *Investors Title Co. ............................................         42,871         1,550,644
   #*Jacksonville Bancorp, Inc. .....................................         12,519            53,331
    *Jefferson Bancshares, Inc. .....................................         28,765            83,418
     JMP Group, Inc. ................................................         28,335           210,246
     Kaiser Federal Financial Group, Inc. ...........................          4,051            47,640
     Kemper Corp. ...................................................      1,407,792        37,855,527
     Kentucky First Federal Bancorp .................................            100               617
    *Knight Capital Group, Inc. Class A .............................        342,575         4,278,762
     Lake Shore Bancorp, Inc. .......................................            200             1,922
    #Lakeland Bancorp, Inc. .........................................        252,631         2,346,942
     Landmark Bancorp, Inc. .........................................         20,595           324,268
     LNB Bancorp, Inc. ..............................................        215,712           968,547
   #*Louisiana Bancorp, Inc. ........................................            790            12,751
    *LSB Financial Corp. ............................................         14,098           204,421
   #*Macatawa Bank Corp. ............................................        154,264           411,885
    *Magyar Bancorp, Inc. ...........................................         31,774            93,733
     Maiden Holdings, Ltd. ..........................................        456,674         3,721,893
    #MainSource Financial Group, Inc. ...............................        488,694         4,583,950
     Malvern Federal Bancorp, Inc. ..................................          1,607             9,602
    *Marlin Business Services Corp. .................................        345,162         4,069,460
    *Maui Land & Pineapple Co., Inc. ................................         12,148            53,330
     Mayflower Bancorp, Inc. ........................................         10,132            83,589
     MB Financial, Inc. .............................................      1,218,490        20,190,379
   #*MBIA, Inc. .....................................................      3,882,727        34,167,998
   #*MBT Financial Corp. ............................................        335,703           429,700
     MCG Capital Corp. ..............................................      2,335,346        10,836,005
    #Meadowbrook Insurance Group, Inc. ..............................      1,522,479        15,772,882
    #Medallion Financial Corp. ......................................        511,665         6,088,814
   #*Mercantile Bancorp, Inc. .......................................          2,600             1,300

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
   #*Mercantile Bank Corp. ..........................................         94,648   $       864,136
     Meta Financial Group, Inc. .....................................         48,747           738,517
    *Metro Bancorp, Inc. ............................................        397,998         3,291,443
    *MetroCorp. Bancshares, Inc. ....................................         95,174           597,693
  .#*MF Global Holdings, Ltd. .......................................      3,745,835         2,247,501
    *MGIC Investment Corp. ..........................................      3,608,066         9,597,456
     MicroFinancial, Inc. ...........................................        220,905         1,248,113
     Mid Penn Bancorp, Inc. .........................................          2,028            15,210
    #MidSouth Bancorp, Inc. .........................................          1,064            14,609
     MidWestOne Financial Group, Inc. ...............................         15,897           227,327
     Montpelier Re Holdings, Ltd. ...................................      2,084,607        36,480,623
     MSB Financial Corp. ............................................          1,461             6,932
     MutualFirst Financial, Inc. ....................................        140,766         1,051,522
    *Nara Bancorp, Inc. .............................................        182,485         1,547,473
    #National Penn Bancshares, Inc. .................................      2,558,346        19,955,099
     National Security Group, Inc. ..................................          9,654           102,091
    #National Western Life Insurance Co. Class A ....................         63,548         9,136,296
     Naugatuck Valley Financial Corp. ...............................            517             3,929
    *Navigators Group, Inc. (The) ...................................        457,315        20,862,710
     Nelnet, Inc. Class A ...........................................        439,681         9,444,348
   #*New Century Bancorp, Inc. ......................................         38,742           108,090
     New England Bancshares, Inc. ...................................          3,856            38,599
     New Hampshire Thrift Bancshares, Inc. ..........................         89,628         1,019,070
    *NewBridge Bancorp ..............................................        252,589         1,010,356
    *Newport Bancorp, Inc. ..........................................            833            10,338
   #*NewStar Financial, Inc. ........................................        450,730         4,831,826
     North Central Bancshares, Inc. .................................         39,100           660,399
    *North Valley Bancorp ...........................................          5,233            52,853
     Northeast Bancorp ..............................................         10,480           133,620
     Northeast Community Bancorp, Inc. ..............................          7,822            45,211
     Northrim Bancorp, Inc. .........................................        137,999         2,615,081
     Northway Financial, Inc. .......................................          7,009            69,039
    #Northwest Bancshares, Inc. .....................................        550,594         6,865,907
     Ocean Shore Holding Co. ........................................         11,948           125,335
     Old National Bancorp ...........................................         16,174           187,133
   #*Old Second Bancorp, Inc. .......................................        317,787           413,123
    *OmniAmerican Bancorp, Inc. .....................................          8,898           131,246
     OneBeacon Insurance Group, Ltd. Class A ........................        137,150         2,087,423
     Oppenheimer Holdings, Inc. Class A .............................         39,988           702,589
     Oriental Financial Group, Inc. .................................        174,770         1,850,814
     Oritani Financial Corp. ........................................         55,190           715,262
     Osage Bancshares, Inc. .........................................            500             3,812
    *PAB Bankshares, Inc. ...........................................         19,489             9,769
     Pacific Continental Corp. ......................................          8,711            75,524
   #*Pacific Mercantile Bancorp .....................................        149,626           454,863
    *Pacific Premier Bancorp, Inc. ..................................        114,787           748,411
    *Park Bancorp, Inc. .............................................          4,425            11,085
    *Park Sterling Corp. ............................................         21,907            84,342
     Parkvale Financial Corp. .......................................        101,565         2,185,679
   #*Patriot National Bancorp .......................................         77,524           143,419
   #*Penson Worldwide, Inc. .........................................        324,473           399,102
    #Peoples Bancorp ................................................         14,576           243,419
     Peoples Bancorp of North Carolina ..............................         25,399           141,472
    #Peoples Bancorp, Inc. ..........................................        283,933         3,756,434
    *PHH Corp. ......................................................      1,845,253        34,044,918
   #*Phoenix Cos., Inc. (The) .......................................      1,901,947         2,833,901
    *PICO Holdings, Inc. ............................................        132,045         3,015,908
     Pinnacle Bancshares, Inc. ......................................         17,681           168,412
   #*Pinnacle Financial Partners, Inc. ..............................        614,802         9,228,178
    *Piper Jaffray Cos., Inc. .......................................        341,899         7,097,823
     Platinum Underwriters Holdings, Ltd. ...........................        290,335        10,054,301

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
  .#*PMI Group, Inc. (The) ..........................................      2,438,448   $       760,796
    #Porter Bancorp, Inc. ...........................................          8,106            20,751
    *Preferred Bank .................................................         33,431           269,120
    *Premier Financial Bancorp, Inc. ................................         78,205           369,910
    #Presidential Life Corp. ........................................        795,277         7,889,148
   #*Princeton National Bancorp, Inc. ...............................         18,151            40,840
     PrivateBancorp, Inc. ...........................................        231,936         2,528,102
     ProAssurance Corp. .............................................        109,656         8,394,167
     Protective Life Corp. ..........................................        351,054         6,529,604
    *Providence Community Bancshares, Inc. ..........................          2,100               998
     Provident Financial Holdings, Inc. .............................        178,588         1,637,652
    #Provident Financial Services, Inc. .............................      2,275,632        29,469,434
     Provident New York Bancorp .....................................      1,095,387         7,612,940
    *PSB Holdings, Inc. .............................................            100               474
    #Pulaski Financial Corp. ........................................        228,900         1,565,676
     QC Holdings, Inc. ..............................................          1,979             6,452
     QCR Holdings, Inc. .............................................            334             2,973
    #Radian Group, Inc. .............................................      3,206,988         7,536,422
   .*Rainier Pacific Financial Group, Inc. ..........................         85,914                --
    #Renasant Corp. .................................................        481,778         6,947,239
     Republic Bancorp, Inc. Class A .................................          4,113            83,658
    *Republic First Bancorp, Inc. ...................................         77,655           126,578
     Resource America, Inc. Class A .................................        293,207         1,427,918
    *Riverview Bancorp, Inc. ........................................        230,437           534,614
     Rockville Financial, Inc. ......................................          3,470            34,874
    *Royal Bancshares of Pennsylvania, Inc. Class A .................          8,282             7,619
    *Rurban Financial Corp. .........................................         28,280            87,668
   #*Safeguard Scientifics, Inc. ....................................        203,746         3,445,345
     Safety Insurance Group, Inc. ...................................        385,666        16,437,085
     Salisbury Bancorp, Inc. ........................................            898            20,654
    #Sandy Spring Bancorp, Inc. .....................................        306,151         5,207,629
    *Savannah Bancorp, Inc. (The) ...................................         11,071            61,998
     SeaBright Holdings, Inc. .......................................        610,792         4,385,487
    *Seacoast Banking Corp. of Florida ..............................        177,461           264,417
    *Security National Financial Corp. Class A ......................          9,976            12,171
     Selective Insurance Group, Inc. ................................      1,724,750        27,647,742
     Shore Bancshares, Inc. .........................................          7,266            37,347
     SI Financial Group, Inc. .......................................          3,819            33,798
    *Siebert Financial Corp. ........................................         50,758            77,152
    #Sierra Bancorp .................................................          6,471            70,793
    #Simmons First National Corp. Class A ...........................         54,764         1,421,673
     Somerset Hills Bancorp .........................................          1,227             9,399
     South Street Financial Corp. ...................................         11,002            59,961
    *Southcoast Financial Corp. .....................................         93,426           155,087
    *Southern Community Financial Corp. .............................        226,834           239,310
    *Southern Connecticut Bancorp, Inc. .............................         40,090            93,410
    *Southern First Bancshares, Inc. ................................         52,757           412,560
     Southern Missouri Bancorp, Inc. ................................            384             8,602
    *Southern National Bancorp of Virginia, Inc. ....................          3,523            21,526
   #*Southwest Bancorp, Inc. ........................................        324,133         1,523,425
     Southwest Georgia Financial Corp. ..............................            700             5,232
    #StanCorp. Financial Group, Inc. ................................         63,106         2,141,818
     State Auto Financial Corp. .....................................        812,200        10,794,138
    #StellarOne Corp. ...............................................        237,652         2,849,447
    #Stewart Information Services Corp. .............................        447,786         4,495,771
    *Stratus Properties, Inc. .......................................        121,218           900,650
     Summit State Bank ..............................................          3,970            22,887
   #*Sun Bancorp, Inc. ..............................................        559,841         1,662,728
    #Susquehanna Bancshares, Inc. ...................................      3,486,961        25,315,337
    *Sussex Bancorp .................................................         22,778           119,812
     SWS Group, Inc. ................................................          1,900            10,469

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     Symetra Financial Corp. ........................................        184,633   $     1,711,548
    *Taylor Capital Group, Inc. .....................................         89,959           835,719
     Teche Holding Co. ..............................................         12,805           405,918
     Territorial Bancorp, Inc. ......................................          3,444            67,675
     TF Financial Corp. .............................................         73,202         1,420,119
   #*Thomas Properties Group, Inc. ..................................         40,335           102,048
   #*TIB Financial Corp. ............................................          5,184            54,199
    *TierOne Corp. ..................................................         71,235               203
    *Timberland Bancorp, Inc. .......................................        185,853           810,319
     Tower Bancorp, Inc. ............................................            726            18,673
    *Tower Financial Corp. ..........................................         33,092           260,765
    #Tower Group, Inc. ..............................................        335,816         7,968,914
    #TowneBank ......................................................         56,657           705,946
    *Tree.com, Inc. .................................................        132,421           715,073
   .*Trenwick Group, Ltd. ...........................................        199,776                --
    *UCBH Holdings, Inc. ............................................      1,043,075             9,388
    #Umpqua Holdings Corp. ..........................................      3,119,312        35,716,122
     Unico American Corp. ...........................................        145,800         1,723,356
     Union First Market Bankshares Corp. ............................        143,243         1,836,375
    *United Bancshares, Inc. ........................................          8,664            69,485
    *United Community Bancorp .......................................            400             2,292
   #*United Community Banks, Inc. ...................................        210,560         1,556,038
    *United Community Financial Corp. ...............................        442,091           526,088
     United Financial Bancorp, Inc. .................................        214,702         3,465,290
     United Fire & Casualty Co. .....................................        862,595        16,225,412
   #*United Security Bancshares .....................................          7,966            22,225
    *Unity Bancorp, Inc. ............................................         51,891           332,102
     Univest Corp. of Pennsylvania ..................................          3,019            45,919
    *Virginia Commerce Bancorp, Inc. ................................        355,308         2,259,759
   #*Virtus Investment Partners, Inc. ...............................         14,994           935,626
    #VIST Financial Corp. ...........................................         56,408           383,574
     VSB Bancorp, Inc. ..............................................            569             5,690
   #*Waccamaw Bankshares, Inc. ......................................          2,570             1,259
     Washington Federal, Inc. .......................................        929,901        12,693,149
    *Waterstone Financial, Inc. .....................................         86,237           223,354
     Wayne Savings Bancshares, Inc. .................................         21,613           179,928
    #Webster Financial Corp. ........................................      1,871,431        36,754,905
    #WesBanco, Inc. .................................................        670,433        13,314,799
    #West Bancorporation, Inc. ......................................         97,787           962,224
    *West Coast Bancorp .............................................          8,706           129,981
   #*Western Alliance Bancorp .......................................         88,631           576,102
    #Westfield Financial, Inc. ......................................        296,927         2,111,151
     White River Capital, Inc. ......................................          6,574           126,484
    #Wintrust Financial Corp. .......................................      1,050,018        30,324,520
    *WSB Holdings, Inc. .............................................         30,708            70,168
   #*WSFS Financial Corp. ...........................................          5,282           209,960
     WVS Financial Corp. ............................................            505             4,671
   #*Yadkin Valley Financial Corp. ..................................         99,073           210,035
                                                                                       ---------------
Total Financials ....................................................                    1,384,183,132
                                                                                       ---------------
Health Care -- (5.5%)
   #*Acadia Pharmaceuticals, Inc. ...................................        107,038           131,657
   #*Achillion Pharmaceuticals, Inc. ................................         73,868           468,323
    *Addus HomeCare Corp. ...........................................          6,667            25,668
   #*Affymetrix, Inc. ...............................................        606,284         3,389,128
    *Albany Molecular Research, Inc. ................................        902,005         2,895,436
    *Allied Healthcare Products, Inc. ...............................        207,331           742,245
   #*Alphatec Holdings, Inc. ........................................        166,651           344,968
    *AMAG Pharmaceuticals, Inc. .....................................          4,094            57,766
   #*Amedisys, Inc. .................................................        344,089         4,517,889
    *American Dental Partners, Inc. .................................        406,758         4,295,364

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
    *American Shared Hospital Services ..............................         86,974   $       226,132
    *Amicus Therapeutics, Inc. ......................................            187               615
   #*Amsurg Corp. ...................................................        276,392         7,001,009
    *AngioDynamics, Inc. ............................................        689,297        10,622,067
    *Anika Therapeutics, Inc. .......................................        207,495         1,265,720
   #*Ariad Pharmaceuticals, Inc. ....................................        405,182         4,712,267
   #*Arqule, Inc. ...................................................         11,534            67,013
     Arrhythmia Research Technology, Inc. ...........................          5,007            17,525
    #Assisted Living Concepts, Inc. .................................        205,403         2,918,777
    *Astex Pharmaceuticals, Inc. ....................................         24,064            46,444
   #*Bioanalytical Systems, Inc. ....................................         32,200            43,470
    *BioClinica, Inc. ...............................................         19,152            85,609
   #*BioScrip, Inc. .................................................         35,847           233,006
    *Caliper Life Sciences, Inc. ....................................        466,628         4,890,261
   #*Cambrex Corp. ..................................................        105,307           580,242
    *Capital Senior Living Corp. ....................................        755,623         5,901,416
    *CardioNet, Inc. ................................................         88,269           249,801
   #*Columbia Laboratories, Inc. ....................................        521,979         1,320,607
   #*CONMED Corp. ...................................................        832,298        21,864,468
     Cooper Cos., Inc. (The) ........................................        613,518        42,516,797
    *Cross Country Healthcare, Inc. .................................        929,850         4,649,250
   #*CryoLife, Inc. .................................................         16,891            77,868
   #*Curis, Inc. ....................................................         52,672           193,833
   #*Cutera, Inc. ...................................................        252,744         1,804,592
    *Cynosure, Inc. Class A .........................................        154,644         1,882,017
     Daxor Corp. ....................................................          5,850            60,138
   #*DexCom, Inc. ...................................................         15,427           151,030
    *Digirad Corp. ..................................................        253,185           607,644
    *DUSA Pharmaceuticals, Inc. .....................................        175,992           791,964
   #*Emisphere Technologies, Inc. ...................................        324,805           568,409
   #*Endologix, Inc. ................................................        268,511         2,924,085
    *Enzo Biochem, Inc. .............................................        505,374         1,445,370
   #*Exactech, Inc. .................................................            325             5,200
   #*Exelixis, Inc. .................................................        294,774         2,278,603
    *Five Star Quality Care, Inc. ...................................        530,362         1,373,638
    *Furiex Pharmaceuticals, Inc. ...................................          9,741           138,322
   #*Gentiva Health Services, Inc. ..................................        523,821         2,168,619
    *Greatbatch, Inc. ...............................................        529,674        11,827,620
   #*Harvard Bioscience, Inc. .......................................        168,761           769,550
   #*Healthspring, Inc. .............................................        882,626        47,608,846
    *Healthways, Inc. ...............................................        143,406         1,026,787
   #*Incyte Corp. ...................................................        281,963         3,882,631
    *IntegraMed America, Inc. .......................................        122,124           978,213
    #Invacare Corp. .................................................        711,332        15,969,403
    *Iridex Corp. ...................................................         90,346           308,080
    *ISTA Pharmaceuticals, Inc. .....................................        357,534         1,480,191
     Kewaunee Scientific Corp. ......................................         60,129           545,069
   #*Kindred Healthcare, Inc. .......................................      1,398,163        16,288,599
   #*K-V Pharmaceutical Co. Class A .................................        127,224           141,219
   #*K-V Pharmaceutical Co. Class B .................................            500               700
   #*Lannet Co., Inc. ...............................................        270,962         1,108,235
    *LCA-Vision, Inc. ...............................................         16,843            54,403
     LeMaitre Vascular, Inc. ........................................         72,687           420,131
   #*Lexicon Pharmaceuticals, Inc. ..................................        136,336           164,967
   #*LifePoint Hospitals, Inc. ......................................      1,784,701        68,996,541
    *Luna Innovations, Inc. .........................................          5,903             6,611
   #*Maxygen, Inc. ..................................................        701,698         4,140,018
    *MedAssets, Inc. ................................................          9,624           102,592
    *MedCath Corp. ..................................................        622,045         4,478,724
    *Medical Action Industries, Inc. ................................         24,014           125,833
    *MediciNova, Inc. ...............................................         23,677            49,722

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
    *MedQuist Holdings, Inc. ........................................         51,568   $       440,906
    *Merge Healthcare, Inc. .........................................         27,501           181,507
   .*MiddleBrook Pharmaceuticals, Inc. ..............................        302,057            20,993
    *Misonix, Inc. ..................................................        131,503           223,555
    *Molina Healthcare, Inc. ........................................        322,730         6,835,421
    *Myrexis, Inc. ..................................................         71,225           198,006
    #National Healthcare Corp. ......................................          2,285            87,538
    *Natus Medical, Inc. ............................................          5,368            46,165
    *Neurometrix, Inc. ..............................................          8,816            15,428
   #*NPS Pharmaceuticals, Inc. ......................................        187,053           967,064
    *Orchid Cellmark, Inc. ..........................................        117,570           316,263
    *PDI, Inc. ......................................................        298,019         1,919,242
    *PharMerica Corp. ...............................................        180,424         2,814,614
   #*PhotoMedex, Inc. ...............................................         32,750           442,125
     Psychemedics Corp. .............................................          6,874            61,179
   #*RadNet, Inc. ...................................................        294,796           757,626
    *Retractable Technologies, Inc. .................................         39,828            56,556
    *RTI Biologics, Inc. ............................................        579,727         2,608,772
   #*Select Medical Holdings Corp. ..................................         59,474           517,424
    *Skilled Healthcare Group, Inc. Class A .........................        184,669           698,049
    *Solta Medical, Inc. ............................................         50,747           111,136
    *SRI/Surgical Express, Inc. .....................................        154,261           618,587
   #*Stereotaxis, Inc. ..............................................         22,358            25,935
    *Strategic Diagnostics, Inc. ....................................        255,778           470,632
    *Sucampo Pharmaceuticals, Inc. Class A ..........................        301,301         1,325,724
   #*Sun Healthcare Group, Inc. .....................................        118,040           309,265
    *SunLink Health Systems, Inc. ...................................         49,977            92,208
    *SurModics, Inc. ................................................         28,873           304,321
   #*Symmetry Medical, Inc. .........................................        318,980         2,899,528
    *Theragenics Corp. ..............................................        560,030           840,045
    *Trimeris, Inc. .................................................        264,530           801,526
    *Triple-S Management Corp. Class B ..............................        502,849         9,554,131
   #*Universal American Corp. .......................................      1,824,065        20,976,748
    *Viropharma, Inc. ...............................................      1,980,889        40,093,193
   #*Wright Medical Group, Inc. .....................................        156,715         2,693,931
                                                                                       ---------------
Total Health Care ...................................................                      423,352,300
                                                                                       ---------------
Industrials -- (16.1%)
    *A.T. Cross Co. Class A .........................................        338,655         4,118,045
    #AAR Corp. ......................................................      1,104,940        22,021,454
    *ACCO Brands Corp. ..............................................         42,397           291,267
     Aceto Corp. ....................................................        566,992         3,594,729
   #*Aegion Corp. ...................................................            525             7,765
   #*AeroCentury Corp. ..............................................         31,474           184,123
    *Aerosonic Corp. ................................................         38,623            90,764
   #*Air Transport Services Group, Inc. .............................        557,509         3,088,600
     Aircastle, Ltd. ................................................      1,484,095        18,002,072
    #Alamo Group, Inc. ..............................................        296,889         7,080,803
    *Alaska Air Group, Inc. .........................................        120,193         7,996,440
     Albany International Corp. .....................................         18,906           427,087
    #Alexander & Baldwin, Inc. ......................................      1,205,757        50,050,973
   .*Allied Defense Group, Inc. .....................................        118,807           374,242
    #Allied Motion Technologies, Inc. ...............................         44,049           231,698
    *Amerco, Inc. ...................................................        360,337        27,281,114
    *American Railcar Industries, Inc. ..............................        605,268        13,352,212
    *American Reprographics Co. .....................................         71,037           283,438
    #Ampco-Pittsburgh Corp. .........................................         21,857           458,778
    *AMREP Corp. ....................................................          5,174            38,443
    #Apogee Enterprises, Inc. .......................................        230,577         2,517,901
     Applied Industrial Technologies, Inc. ..........................        353,591        11,887,729
   #*Argan, Inc. ....................................................          5,807            78,975

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
     Arkansas Best Corp. ............................................        655,971   $    13,513,003
    *Armstrong World Industries, Inc. ...............................         17,910           762,787
   #*Ascent Solar Technologies, Inc. ................................        120,839            97,880
   #*Atlas Air Worldwide Holdings, Inc. .............................        489,681        18,862,512
    *Avalon Holding Corp. Class A ...................................         46,284           108,767
   #*Avis Budget Group, Inc. ........................................      3,121,273        44,009,949
    *Baldwin Technology Co., Inc. Class A ...........................        380,412           399,433
    #Barrett Business Services, Inc. ................................         86,082         1,366,121
   #*BlueLinx Holdings, Inc. ........................................        621,300           981,654
    *BNS Holding, Inc. ..............................................          2,236           687,570
     Brady Corp. Class A ............................................         12,548           385,475
    *Breeze-Eastern Corp. ...........................................         66,155           599,364
    #Briggs & Stratton Corp. ........................................      1,320,250        19,275,650
   #*Builders FirstSource, Inc. .....................................        665,807         1,085,265
   #*CAI International, Inc. ........................................         79,124         1,235,126
    *Casella Waste Systems, Inc. ....................................         82,973           521,070
   #*CBIZ, Inc. .....................................................         43,803           277,273
     CDI Corp. ......................................................        358,661         4,709,219
    #CECO Environmental Corp. .......................................        130,424           783,848
   #*Ceradyne, Inc. .................................................        579,447        19,388,297
    *Champion Industries, Inc. ......................................        369,015           409,607
   #*Chart Industries, Inc. .........................................        183,966        10,395,919
     Chicago Rivet & Machine Co. ....................................         28,248           480,216
    *Coleman Cable, Inc. ............................................          3,820            38,849
     Comfort Systems USA, Inc. ......................................         19,818           217,998
   #*Commercial Vehicle Group, Inc. .................................         46,843           516,678
    #CompX International, Inc. ......................................         67,215         1,025,701
   #*Consolidated Graphics, Inc. ....................................        169,159         7,706,884
    #Courier Corp. ..................................................         23,742           206,318
    *Covenant Transportation Group, Inc. Class A ....................        189,919           609,640
    *CPI Aerostructures, Inc. .......................................         11,526           125,057
   #*CRA International, Inc. ........................................         64,068         1,237,794
    #Curtiss-Wright Corp. ...........................................        436,918        14,322,172
    #Ducommun, Inc. .................................................        301,596         4,303,775
    *Dycom Industries, Inc. .........................................        702,422        13,648,059
   #*Eagle Bulk Shipping, Inc. ......................................      1,810,281         2,805,936
    #Eastern Co. (The) ..............................................         69,890         1,418,767
     Ecology & Environment, Inc. Class A ............................         35,051           580,094
    #Encore Wire Corp. ..............................................        286,246         7,608,419
    *Energy Focus, Inc. .............................................          7,300             2,555
   #*Energy Recovery, Inc. ..........................................          5,348            16,418
    *EnergySolutions, Inc. ..........................................        576,873         2,174,811
    *EnerSys ........................................................        546,139        12,304,512
    #Ennis, Inc. ....................................................        727,243        10,639,565
   #*ESCO Technologies, Inc. ........................................         48,225         1,474,238
   #*Esterline Technologies Corp. ...................................      1,045,473        58,441,941
   #*Excel Maritime Carriers, Ltd. ..................................        682,914         1,939,476
    #Federal Signal Corp. ...........................................        989,846         4,672,073
    *Flow International Corp. .......................................         27,813            72,036
    *Franklin Covey Co. .............................................        217,085         2,092,699
    *Frozen Food Express Industries .................................        424,658           539,316
   #*FTI Consulting, Inc. ...........................................        123,442         4,864,849
    #G & K Services, Inc. Class A ...................................        628,745        19,088,698
    #GATX Corp. .....................................................      1,559,790        59,240,824
   #*Genco Shipping & Trading, Ltd. .................................        771,036         6,939,324
    *Gencor Industries, Inc. ........................................         26,449           185,143
   #*General Cable Corp. ............................................        906,366        25,414,503
   #*GEO Group, Inc. (The) ..........................................        597,398        10,890,566
   #*Gibraltar Industries, Inc. .....................................        776,857         8,669,724
    *GP Strategies Corp. ............................................        164,743         1,947,262
    #Granite Construction, Inc. .....................................        369,456         8,312,760

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
    #Great Lakes Dredge & Dock Corp. ................................        945,823   $     4,870,988
   #*Greenbrier Cos., Inc. ..........................................        582,224        10,835,189
   #*Griffon Corp. ..................................................      1,320,173        12,502,038
    *H&E Equipment Services, Inc. ...................................        615,147         6,748,163
     Hardinge, Inc. .................................................        226,042         1,971,086
   #*Hawaiian Holdings, Inc. ........................................         87,387           467,520
    #Heidrick & Struggles International, Inc. .......................          7,641           151,139
   #*Hill International, Inc. .......................................         37,418           209,541
   #*Hoku Corp. .....................................................          2,117             3,197
    *Hudson Highland Group, Inc. ....................................        408,018         1,889,123
   #*Huntington Ingalls Industries, Inc. ............................         58,192         1,716,664
    *Hurco Cos., Inc. ...............................................        117,716         3,074,742
    *ICF International, Inc. ........................................         51,133         1,195,490
    *Innotrac Corp. .................................................        111,236           138,489
    #Insteel Industries, Inc. .......................................        202,122         2,083,878
    *Integrated Electrical Services, Inc. ...........................            900             2,196
    *Intelligent Systems Corp. ......................................         27,446            48,579
    *Interline Brands, Inc. .........................................        581,927         8,670,712
    #International Shipholding Corp. ................................        220,292         4,480,739
     Intersections, Inc. ............................................        191,150         3,228,524
   #*JetBlue Airways Corp. ..........................................      4,779,496        21,412,142
    *JPS Industries, Inc. ...........................................         42,300           296,100
    *Kadant, Inc. ...................................................        409,129         8,857,643
    *KAR Auction Services, Inc. .....................................        109,178         1,501,198
     Kelly Services, Inc. Class A ...................................        754,527        12,336,516
    *Key Technology, Inc. ...........................................          7,614            85,886
     Kimball International, Inc. Class B ............................        688,487         3,876,182
   #*Kratos Defense & Security Solutions, Inc. ......................          5,807            36,758
    #L.B. Foster Co. Class A ........................................         17,882           455,991
     L.S. Starrett Co. Class A ......................................        183,253         2,217,361
    #Lawson Products, Inc. ..........................................        198,282         3,305,361
    *Layne Christensen Co. ..........................................        465,572        11,727,759
    *LMI Aerospace, Inc. ............................................         84,796         1,705,248
    #LSI Industries, Inc. ...........................................        143,059           962,787
    *Lydall, Inc. ...................................................        417,771         4,578,770
    *M&F Worldwide Corp. ............................................        538,776        13,340,094
    *Magnetek, Inc. .................................................        345,027           365,729
    #Marten Transport, Ltd. .........................................        497,512         8,810,938
     McGrath Rentcorp ...............................................         43,672         1,166,916
    *Meritor, Inc. ..................................................         76,805           731,184
   #*Metalico, Inc. .................................................        125,062           565,280
    *MFRI, Inc. .....................................................        204,452         1,457,743
    *Michael Baker Corp. ............................................          8,330           171,431
    #Miller Industries, Inc. ........................................        282,362         5,771,479
   #*Mobile Mini, Inc. ..............................................      1,085,589        19,692,584
   #*Moog, Inc. Class A .............................................         59,187         2,292,313
    #Mueller Industries, Inc. .......................................         23,515           951,182
    #Mueller Water Products, Inc. Class A ...........................      3,156,638         8,680,754
    #Multi-Color Corp. ..............................................         18,173           481,766
     NACCO Industries, Inc. Class A .................................        153,085        12,568,278
    *National Patent Development Corp. ..............................        130,440           234,792
    *National Technical Systems, Inc. ...............................        146,960           713,491
    *Navigant Consulting, Inc. ......................................        204,992         2,322,559
   #*NN, Inc. .......................................................        485,166         4,288,867
    *Northwest Pipe Co. .............................................        224,779         5,994,856
   #*Ocean Power Technologies, Inc. .................................         82,547           311,202
   #*On Assignment, Inc. ............................................        434,118         4,684,133
    *Orion Energy Systems, Inc. .....................................         43,862           135,095
    *P.A.M. Transportation Services, Inc. ...........................        148,342         1,510,122
    *Park-Ohio Holdings Corp. .......................................        159,645         2,583,056
    *Patrick Industries, Inc. .......................................        121,086           243,383

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
    *Patriot Transportation Holding, Inc. ...........................          4,467   $       102,741
   #*PGT, Inc. ......................................................         89,647           130,885
    *Pike Electric Corp. ............................................         93,513           711,634
    *Pinnacle Airlines Corp. ........................................        119,120           306,138
   #*Plug Power, Inc. ...............................................         52,013           117,549
   #*Polypore International, Inc. ...................................        219,027        11,487,966
    *Powell Industries, Inc. ........................................         10,742           361,039
   #*PowerSecure International, Inc. ................................        284,425         1,208,806
     Preformed Line Products Co. ....................................         44,489         2,862,867
     Providence & Worcester Railroad Co. ............................         80,335         1,035,518
    #Quad Graphics, Inc. ............................................          2,948            58,135
    *Quality Distribution, Inc. .....................................        182,985         2,062,241
    #Quanex Building Products Corp. .................................          2,350            34,662
   #*RailAmerica, Inc. ..............................................        296,517         4,053,387
    *RCM Technologies, Inc. .........................................        215,229         1,035,251
   #*Republic Airways Holdings, Inc. ................................      1,475,068         3,835,177
     Robbins & Myers, Inc. ..........................................        124,143         5,547,951
    *Rush Enterprises, Inc. Class A .................................        836,646        16,147,268
    *Rush Enterprises, Inc. Class B .................................        332,468         5,319,488
    *Saia, Inc. .....................................................        408,014         5,446,987
    *Sauer-Danfoss, Inc. ............................................         24,489           948,214
    #Schawk, Inc. ...................................................        113,480         1,530,845
   #*School Specialty, Inc. .........................................        540,760         4,136,814
     Seaboard Corp. .................................................         18,588        40,856,424
     Servotronics, Inc. .............................................         12,810           110,550
     SIFCO Industries, Inc. .........................................         68,315         1,310,965
     SkyWest, Inc. ..................................................      1,608,374        21,568,295
    *SL Industries, Inc. ............................................         29,409           586,710
    *Sparton Corp. ..................................................        310,745         2,647,547
     Standex International Corp. ....................................        270,699        10,451,688
     Steelcase, Inc. Class A ........................................         12,326            91,336
    *Sterling Construction Co., Inc. ................................        140,764         1,752,512
    *SunPower Corp. Class B .........................................        128,137         1,210,895
     Superior Uniform Group, Inc. ...................................        144,642         1,744,383
    *Supreme Industries, Inc. Class A ...............................        133,323           273,312
   #*SYKES Enterprises, Inc. ........................................          6,926           110,331
    *Sypris Solutions, Inc. .........................................        277,050           878,248
    *Tecumseh Products Co. Class A ..................................        406,985         2,588,425
    *Tecumseh Products Co. Class B ..................................         59,184           384,104
    #Titan International, Inc. ......................................        527,196        11,861,910
   #*Track Data Corp. ...............................................            653            59,750
   #*Trailer Bridge, Inc. ...........................................         68,206            27,282
    *Transcat, Inc. .................................................         58,700           729,641
    *TRC Cos., Inc. .................................................        319,892         1,397,928
    #Tredegar Corp. .................................................      1,206,261        23,365,276
    #Trinity Industries, Inc. .......................................      1,796,783        48,998,272
    #Triumph Group, Inc. ............................................        664,017        38,579,388
    *Tufco Technologies, Inc. .......................................         35,571           126,811
     Tutor Perini Corp. .............................................      1,034,219        15,027,202
    #Twin Disc, Inc. ................................................        113,775         4,425,848
    *U.S. Home Systems, Inc. ........................................        104,749           565,121
    *Ultralife Corp. ................................................        124,043           560,674
     UniFirst Corp. .................................................        187,586         9,820,127
    #Universal Forest Products, Inc. ................................        607,326        17,047,641
    *Universal Power Group, Inc. ....................................          4,455             9,801
   #*Universal Security Instruments, Inc. ...........................         34,941           197,067
    *USA Truck, Inc. ................................................        305,326         2,686,869
    *Valpey Fisher Corp. ............................................         15,889            40,358
    *Versar, Inc. ...................................................         43,303           142,467
    #Viad Corp. .....................................................        434,769         9,099,715
     Virco Manufacturing Corp. ......................................         37,692            66,338

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
    *Volt Information Sciences, Inc. ................................        536,504   $     3,379,975
     VSE Corp. ......................................................            251             6,104
    *Wabash National Corp. ..........................................            814             5,617
    #Watts Water Technologies, Inc. Class A .........................        862,780        27,168,942
   #*WCA Waste Corp. ................................................        494,040         2,351,630
    *Willdan Group, Inc. ............................................         38,305           147,474
    *Willis Lease Finance Corp. .....................................        293,005         3,398,858
                                                                                       ---------------
Total Industrials ...................................................                    1,224,144,391
                                                                                       ---------------
Information Technology -- (11.2%)
   #*Acorn Energy, Inc. .............................................        146,985           717,287
    *ADDvantage Technologies Group, Inc. ............................          4,523             9,792
    *Advanced Analogic Technologies, Inc. ...........................        558,037         2,433,041
    *Advanced Energy Industries, Inc. ...............................         12,654           118,188
    *Advanced Photonix, Inc. ........................................          9,310             8,053
    *Aehr Test Systems ..............................................         54,035            49,442
    *Aetrium, Inc. ..................................................        157,168           190,173
    *Agilysys, Inc. .................................................        552,738         4,692,746
    *Alpha & Omega Semiconductor, Ltd. ..............................         19,797           167,285
   #*Anadigics, Inc. ................................................        253,591           666,944
    *Analysts International Corp. ...................................         20,689            77,791
    *Anaren, Inc. ...................................................        258,599         4,946,999
   #*AOL, Inc. ......................................................        128,464         1,813,912
   #*Arris Group, Inc. ..............................................      2,083,457        22,417,997
   #*AsiaInfo-Linkage, Inc. .........................................         66,398           665,308
    *Aspen Technology, Inc. .........................................         84,678         1,468,317
    *Astea International, Inc. ......................................            800             2,472
     Astro-Med, Inc. ................................................        116,564           930,181
    *ATMI, Inc. .....................................................        174,062         3,550,865
    *ATS Corp. ......................................................            639             1,981
    *Autobytel, Inc. ................................................        279,764           251,788
    *Aviat Networks, Inc. ...........................................      1,006,297         2,062,909
   #*Avid Technology, Inc. ..........................................        932,346         5,780,545
    *Aware, Inc. ....................................................        661,315         1,957,492
    *Axcelis Technologies, Inc. .....................................        388,132           543,385
    *AXT, Inc. ......................................................        174,628           820,752
     Bel Fuse, Inc. Class A .........................................         14,272           281,158
    #Bel Fuse, Inc. Class B .........................................        136,997         2,449,506
   #*Benchmark Electronics, Inc. ....................................      2,338,129        32,125,892
     Black Box Corp. ................................................        489,406        13,698,474
    *Blonder Tongue Laboratories, Inc. ..............................         19,745            25,669
     Bogen Communications International, Inc. .......................         43,800           130,086
    *BroadVision, Inc. ..............................................          6,452            53,939
     Brooks Automation, Inc. ........................................      2,078,888        21,724,380
    *BSQUARE Corp. ..................................................         74,978           365,893
    *BTU International, Inc. ........................................         17,638            67,024
   #*CACI International, Inc. Class A ...............................        569,627        31,266,826
    *CalAmp Corp. ...................................................        213,641           788,335
   #*Calix, Inc. ....................................................         19,489           169,749
   #*Cascade Microtech, Inc. ........................................        334,986         1,236,098
    *Checkpoint Systems, Inc. .......................................        292,107         3,870,418
    *Chyron International Corp. .....................................         51,176            84,440
   #*CIBER, Inc. ....................................................      1,941,174         6,755,286
    *Cinedigm Digital Cinema Corp. ..................................        213,189           289,937
    *Clearfield, Inc. ...............................................         67,212           350,847
   #*Cogo Group, Inc. ...............................................         31,732            76,157
    *Coherent, Inc. .................................................        783,871        39,953,905
     Cohu, Inc. .....................................................        701,720         7,782,075
  .#*Commerce One LLC ...............................................         55,600                --
    #Communications Systems, Inc. ...................................        105,009         1,730,548
   #*Computer Task Group, Inc. ......................................        147,760         1,886,895

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    #Comtech Telecommunications Corp. ...............................        524,873   $    17,378,545
    *Concurrent Computer Corp. ......................................        137,792           577,348
    *Convergys Corp. ................................................      3,064,682        32,792,097
    *CoreLogic, Inc. ................................................         50,488           614,439
    *CSP, Inc. ......................................................        125,308           437,325
    *CSR P.L.C. ADR .................................................        109,174         1,235,849
     CTS Corp. ......................................................      1,225,517        11,372,798
    *CyberOptics Corp. ..............................................        237,710         1,937,337
    *Data I/O Corp. .................................................         74,390           299,792
    *Datalink Corp. .................................................         65,337           619,395
   #*Dataram Corp. ..................................................         38,811            46,961
     DDi Corp. ......................................................        242,341         2,227,114
    *Digi International, Inc. .......................................        698,239         8,930,477
   #*Digimarc Corp. .................................................         43,541         1,164,722
   #*Ditech Networks, Inc. ..........................................        671,858           597,954
   #*Document Security Systems, Inc. ................................         30,736            99,277
   #*Dot Hill Systems Corp. .........................................        390,677           671,964
   #*DSP Group, Inc. ................................................        516,055         3,189,220
   #*Dynamics Research Corp. ........................................         39,926           384,887
     Earthlink, Inc. ................................................      2,142,411        15,018,301
    *Easylink Services International Corp. ..........................          4,094            19,528
    *EchoStar Corp. Class A .........................................        112,907         2,976,229
    *EDGAR Online, Inc. .............................................         88,196            74,967
    *Edgewater Technology, Inc. .....................................        298,591           859,942
    #Electro Rent Corp. .............................................        553,115         8,888,558
    *Electro Scientific Industries, Inc. ............................        920,529        11,313,301
    *Electronics for Imaging, Inc. ..................................      1,080,453        16,206,795
   #*EMCORE Corp. ...................................................         92,440            91,516
   #*Entorian Technologies, Inc. ....................................         34,332           108,146
     EPIQ Systems, Inc. .............................................        136,552         1,947,232
    *ePlus, Inc. ....................................................        275,342         7,478,289
   #*Euronet Worldwide, Inc. ........................................          1,160            22,469
    *Exar Corp. .....................................................      1,057,131         6,459,070
    *Extreme Networks ...............................................        164,482           485,222
   #*Fairchild Semiconductor International, Inc. ....................      3,113,394        46,607,508
    *FormFactor, Inc. ...............................................        317,363         1,897,831
    *Frequency Electronics, Inc. ....................................        217,223         1,796,434
    *FSI International, Inc. ........................................        335,860           829,574
    *Giga-Tronics, Inc. .............................................         11,000            14,850
    *GigOptix, Inc. .................................................         36,591            69,523
    *Global Cash Access Holdings, Inc. ..............................        131,815           392,809
   #*Globecomm Systems, Inc. ........................................        316,586         4,302,404
    *GTSI Corp. .....................................................        237,769         1,050,939
    *Hackett Group, Inc. (The) ......................................        172,552           712,640
    *Harmonic, Inc. .................................................         12,463            68,546
    *Hauppauge Digital, Inc. ........................................         93,678           103,046
   #*Hutchinson Technology, Inc. ....................................        661,764         1,177,940
    *I.D. Systems, Inc. .............................................        160,401           880,601
    *Identive Group, Inc. ...........................................        378,413           896,839
   #*iGo, Inc. ......................................................        368,355           434,659
    *Ikanos Communications, Inc. ....................................        130,706           138,548
   #*Imation Corp. ..................................................      1,421,074         9,549,617
    *InfoSpace, Inc. ................................................        847,238         7,421,805
    *Insight Enterprises, Inc. ......................................        709,525        11,990,972
    *InsWeb Corp. ...................................................         18,340           154,973
    *Integrated Device Technology, Inc. .............................      1,708,955        10,390,446
    *Integrated Silicon Solution, Inc. ..............................        253,583         2,335,499
    *Intellicheck Mobilisa, Inc. ....................................         61,735            58,340
   #*Intermec, Inc. .................................................         23,992           193,615
    *Internap Network Services Corp. ................................        838,003         4,759,857
   #*International Rectifier Corp. ..................................        474,660        11,529,491

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    *Interphase Corp. ...............................................         85,887   $       364,161
    *Intevac, Inc. ..................................................        129,387         1,041,565
    *IntriCon Corp. .................................................         44,161           227,429
    *Inuvo, Inc. ....................................................          6,704             8,045
    *INX, Inc. ......................................................          7,008            52,910
    *iPass, Inc. ....................................................        222,031           293,081
    *Iteris, Inc. ...................................................        108,667           140,180
    *IXYS Corp. .....................................................         72,600           992,442
    *Kemet Corp. ....................................................         16,499           152,121
   #*Kenexa Corp. ...................................................        154,205         3,526,668
    *Key Tronic Corp. ...............................................        347,508         1,452,583
     Keynote Systems, Inc. ..........................................        420,305        10,032,680
   #*Lattice Semiconductor Corp. ....................................        815,679         5,163,248
    *LeCroy Corp. ...................................................         42,010           431,023
    *LGL Group, Inc. ................................................          6,752            53,678
   #*Lionbridge Technologies, Inc. ..................................        262,758           712,074
    *LoJack Corp. ...................................................        167,527           556,190
    *LookSmart, Ltd. ................................................        544,441           734,995
    *Loral Space & Communications, Inc. .............................         90,997         5,505,318
   #*Magma Design Automation, Inc. ..................................        339,770         1,793,986
    *Management Network Group, Inc. .................................          6,004            12,548
    *ManTech International Corp. Class A ............................         14,491           509,069
    #Marchex, Inc. Class B ..........................................        271,709         2,415,493
    *Market Leader, Inc. ............................................         25,872            64,680
    *Mastech Holdings, Inc. .........................................         47,872           171,382
    *Mattson Technology, Inc. .......................................        234,137           316,085
   #*Measurement Specialties, Inc. ..................................         78,587         2,452,700
    *MEMSIC, Inc. ...................................................         51,400           144,434
    #Methode Electronics, Inc. ......................................        879,158         8,167,378
     MKS Instruments, Inc. ..........................................      1,677,240        44,681,674
     ModusLink Global Solutions, Inc. ...............................        838,727         3,505,879
    *MoSys, Inc. ....................................................        202,163           782,371
    *NAPCO Security Technologies, Inc. ..............................         49,049           102,022
   #*Network Equipment Technologies, Inc. ...........................         44,382            84,770
    *Newport Corp. ..................................................      1,365,655        18,914,322
   #*Novatel Wireless, Inc. .........................................        162,923           646,804
   #*NumereX Corp. Class A ..........................................         91,090           724,166
    *Omtool, Ltd. ...................................................         26,864            80,592
   #*Online Resources Corp. .........................................        758,001         2,031,443
    *Oplink Communications, Inc. ....................................         91,012         1,476,215
    *Opnext, Inc. ...................................................        962,639           955,323
     OPTi, Inc. .....................................................        164,800           283,456
     Optical Cable Corp. ............................................        169,268           605,979
    *ORBCOMM, Inc. ..................................................        752,480         2,069,320
    *PAR Technology Corp. ...........................................        139,503           507,791
    *PC Connection, Inc. ............................................        869,589         7,261,068
    *PC Mall, Inc. ..................................................        199,431         1,051,001
   #*PC-Tel, Inc. ...................................................        613,025         4,438,301
    *PDF Solutions, Inc. ............................................        275,891         1,426,356
    *Perceptron, Inc. ...............................................        154,446           873,392
    *Performance Technologies, Inc. .................................        289,576           529,924
    *Pericom Semiconductor Corp. ....................................        503,765         4,276,965
    *Pervasive Software, Inc. .......................................        423,799         2,640,268
   #*Photronics, Inc. ...............................................      1,537,919         9,642,752
    *Planar Systems, Inc. ...........................................        427,186           824,469
    *PLX Technology, Inc. ...........................................          9,691            31,496
    *Presstek, Inc. .................................................        230,157           174,919
    *Qualstar Corp. .................................................        379,283           732,016
   #*QuickLogic Corp. ...............................................         62,090           190,616
   #*RadiSys Corp. ..................................................        165,710           971,061
    *Rainmaker Systems, Inc. ........................................        206,958           190,401

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
     RealNetworks, Inc. .............................................        589,138   $     5,749,987
    *Reis, Inc. .....................................................        332,636         3,253,180
    *Relm Wireless Corp. ............................................        132,563           132,517
    *RF Industries, Ltd. ............................................         61,706           194,991
     Richardson Electronics, Ltd. ...................................        437,964         5,689,152
     Rimage Corp. ...................................................         21,055           233,710
    *Rudolph Technologies, Inc. .....................................        158,419         1,167,548
    *S1 Corp. .......................................................          4,241            41,265
   #*Saba Software, Inc. ............................................         46,725           324,272
    *Sanmina-SCI Corp. ..............................................         31,343           276,132
   #*SeaChange International, Inc. ..................................        523,069         4,414,702
    *Selectica, Inc. ................................................          3,912            14,944
    *Sevcon, Inc. ...................................................          2,400            14,760
   #*Sigma Designs, Inc. ............................................        449,067         3,745,219
    *Sigmatron International, Inc. ..................................         16,500            61,710
   #*Silicon Graphics International Corp. ...........................        656,632         9,494,899
    *Silicon Image, Inc. ............................................        251,299         1,618,366
   #*Soapstone Networks, Inc. .......................................        352,815             1,764
   #*Soundbite Communications, Inc. .................................          3,144             7,986
    *SS&C Technologies Holdings, Inc. ...............................          1,037            16,447
   #*Standard Microsystems Corp. ....................................         62,371         1,544,306
    *StarTek, Inc. ..................................................        232,684           546,807
    *Steel Excel, Inc. ..............................................        421,499        10,958,966
   #*SunPower Corp. Class A .........................................         69,939           700,789
    *Supertex, Inc. .................................................          1,248            23,038
   #*Support.com, Inc. ..............................................        877,975         1,852,527
    *Sycamore Networks, Inc. ........................................        750,509        14,424,783
    *Symmetricom, Inc. ..............................................        322,822         1,662,533
   #*SYNNEX Corp. ...................................................      1,023,507        29,548,647
   #*Tech Data Corp. ................................................        414,171        20,368,930
   #*TechTarget, Inc. ...............................................        178,294         1,321,159
   #*Tekelec ........................................................        217,397         2,134,839
    *TeleCommunication Systems, Inc. Class A ........................        834,473         2,753,761
     Tellabs, Inc. ..................................................        512,981         2,221,208
     Telular Corp. ..................................................        372,524         2,231,419
    #Tessco Technologies, Inc. ......................................         87,510         1,218,139
    *Tessera Technologies, Inc. .....................................        322,607         4,442,298
    #TheStreet, Inc. ................................................        448,913           866,402
   #*THQ, Inc. ......................................................        279,837           596,053
    *Tier Technologies, Inc. ........................................        339,826         1,196,188
    *TII Network Technologies, Inc. .................................         92,005           170,209
    *Trio-Tech International ........................................         39,533            98,042
    *Triquint Semiconductor, Inc. ...................................        302,413         1,608,837
    *TSR, Inc. ......................................................          1,145             4,780
   #*TTM Technologies, Inc. .........................................        220,306         2,460,818
   #*Ultra Clean Holdings, Inc. .....................................        170,349           933,513
    #United Online, Inc. ............................................        696,168         4,114,353
   #*UTStarcom Holdings Corp. .......................................        811,185         1,159,995
    *Vicon Industries, Inc. .........................................        102,175           342,286
    *Video Display Corp. ............................................          2,900            11,977
   #*Vishay Intertechnology, Inc. ...................................      2,938,669        31,590,692
   #*Vishay Precision Group, Inc. ...................................        233,187         3,402,198
   #*Web.com Group, Inc. ............................................        117,839         1,138,325
    *Westell Technologies, Inc. Class A .............................         47,612            95,700
    *Winland Electronics, Inc. ......................................          1,600               944
    *Wireless Ronin Technologies, Inc. ..............................         89,027           123,748
    *Wireless Telecom Group, Inc. ...................................        129,294           120,243
    *WPCS International, Inc. .......................................         37,280            85,744
    *X-Rite, Inc. ...................................................        372,675         1,680,764
    *Xyratex, Ltd. ..................................................         13,012           177,484

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
   #*Zygo Corp. .....................................................        474,788   $     7,283,248
                                                                                       ---------------
Total Information Technology ........................................                      853,661,075
                                                                                       ---------------
Materials -- (6.3%)
     A. Schulman, Inc. ..............................................        604,722        12,765,681
    *A.M. Castle & Co. ..............................................        610,292         8,354,897
    *American Pacific Corp. .........................................        146,944         1,354,824
     American Vanguard Corp. ........................................         29,913           370,024
    #Boise, Inc. ....................................................      2,895,790        17,519,530
    #Buckeye Technologies, Inc. .....................................        847,780        25,636,867
   #*Century Aluminum Co. ...........................................      2,371,080        26,461,253
    *Chemtura Corp. .................................................         48,755           591,886
    *Coeur d'Alene Mines Corp. ......................................      1,822,519        46,601,811
     Commercial Metals Co. ..........................................        637,923         7,929,383
   #*Continental Materials Corp. ....................................         12,313           133,350
    *Core Molding Technologies, Inc. ................................        102,254           888,587
     Cytec Industries, Inc. .........................................          1,500            67,005
    *Ferro Corp. ....................................................         62,067           401,574
    *Flotek Industries, Inc. ........................................        127,236           946,636
     Friedman Industries, Inc. ......................................        171,964         1,802,183
   #*Georgia Gulf Corp. .............................................        713,291        12,910,567
   #*Graphic Packaging Holding Co. ..................................      6,257,187        27,656,767
     Haynes International, Inc. .....................................        137,327         8,032,256
    *Headwaters, Inc. ...............................................      1,564,649         2,753,782
   #*Horsehead Holding Corp. ........................................        154,677         1,342,596
    #Kaiser Aluminum Corp. ..........................................        558,264        25,936,945
    *KapStone Paper & Packaging Corp. ...............................        224,939         3,689,000
    *Landec Corp. ...................................................        645,007         4,005,493
    *Louisiana-Pacific Corp. ........................................      3,410,673        22,680,975
    *Material Sciences Corp. ........................................        216,679         1,755,100
    *Mercer International, Inc. .....................................        388,189         2,670,740
   #*Mines Management, Inc. .........................................        148,536           371,340
    *Mod-Pac Corp. ..................................................         54,304           321,480
    #Myers Industries, Inc. .........................................        645,460         7,887,521
    *Nanophase Technologies Corp. ...................................         71,877            33,063
    #Neenah Paper, Inc. .............................................          8,708           143,682
    #NL Industries, Inc. ............................................        165,461         2,405,803
    *Northern Technologies International Corp. ......................          3,539            51,316
    #Olympic Steel, Inc. ............................................        236,389         4,834,155
    *OM Group, Inc. .................................................      1,017,419        29,413,583
    #P.H. Glatfelter Co. ............................................      1,196,999        17,954,985
    *Penford Corp. ..................................................        265,020         1,354,252
     PolyOne Corp. ..................................................      1,955,933        21,886,890
   #*RTI International Metals, Inc. .................................        874,221        23,070,692
    #Schnitzer Steel Industries, Inc. Class A .......................        204,648         9,577,526
    *Spartech Corp. .................................................        762,922         3,097,463
    *Synalloy Corp. .................................................         34,289           342,890
    #Texas Industries, Inc. .........................................        291,629         8,748,870
   #*U.S. Energy Corp. ..............................................         10,322            32,308
    *Universal Stainless & Alloy Products, Inc. .....................        115,350         4,342,928
     Vulcan International Corp. .....................................         11,100           464,812
    #Wausau Paper Corp. .............................................        570,540         4,279,050
    *Webco Industries, Inc. .........................................          9,290         1,128,735
    #Westlake Chemical Corp. ........................................      1,576,358        64,961,713
   #*Zoltek Cos., Inc. ..............................................        791,460         5,738,085
                                                                                       ---------------
Total Materials .....................................................                      477,702,854
                                                                                       ---------------
Other -- (0.0%)
   .*All American Group, Inc. Escrow Shares .........................        261,955                --
    .Avigen, Inc. Escrow Shares .....................................        268,555                --
   .*Big 4 Ranch, Inc. ..............................................         73,300                --

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Other -- (Continued)
   .*Concord Camera Corp. Escrow Shares .............................         95,952   $            --
   .*Endo Pharmaceuticals Solutions .................................        667,320           734,052
  .#*Gerber Scientific, Inc. Escrow Shares ..........................        525,910                --
  .#*MAIR Holdings, Inc. Escrow Shares ..............................        593,484                --
   .*Petrocorp, Inc. Escrow Shares ..................................        102,600             6,156
   .*Price Communications Liquidation Trust .........................      1,498,306                --
   .*Voyager Learning Co. Escrow Shares .............................        103,000                --
                                                                                       ---------------
Total Other .........................................................                          740,208
                                                                                       ---------------
Real Estate Investment Trusts -- (0.0%)
    *Transcontinental Realty Investors, Inc. ........................            648             1,166
                                                                                       ---------------
Telecommunication Services -- (0.3%)
   #*Cincinnati Bell, Inc. ..........................................        851,428         2,741,598
   #*General Communications, Inc. Class A ...........................        130,962         1,237,591
     IDT Corp. Class B ..............................................         42,957           494,006
   #*Iridium Communications, Inc. ...................................        788,281         5,013,467
   #*Leap Wireless International, Inc. ..............................        758,144         5,269,101
   #*Premiere Global Services, Inc. .................................         37,849           342,912
    *Primus Telecommunications Group, Inc. ..........................         80,390           944,582
    #SureWest Communications ........................................        351,143         4,027,610
                                                                                       ---------------
Total Telecommunication Services ....................................                       20,070,867
                                                                                       ---------------
Utilities -- (0.1%)
    #Consolidated Water Co., Ltd. ...................................         19,837           184,087
   #*Dynegy, Inc. ...................................................      1,258,027         4,616,959
    *Genie Energy, Ltd. Class B .....................................         42,957           356,543
    *GenOn Energy, Inc. .............................................      1,198,055         3,654,068
    #Ormat Technologies, Inc. .......................................         32,749           621,904
    #SJW Corp. ......................................................         15,369           357,790
    *Synthesis Energy Systems, Inc. .................................          1,263             1,945
                                                                                       ---------------
Total Utilities .....................................................                        9,793,296
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    6,489,419,743
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
   .*Capital Bank Corp. Rights Contingent Value Rights ..............         45,703                --
   .*CSF Holding, Inc. Litigation Rights ............................         40,500                --
    *Federal-Mogul Corp. Warrants 12/27/14 ..........................         62,197            12,439
  .#*First BanCorp. Rights ..........................................         20,957                --
   .*U.S. Concrete, Inc. Warrants A 08/31/17 ........................         24,689                --
   .*U.S. Concrete, Inc. Warrants B 08/31/17 ........................         24,689                --
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           12,439
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................     54,349,024        54,349,024

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                            AMOUNT         VALUE+
                                                                      --------------   ---------------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
 (S)@DFA Short Term Investment Fund ...............................    1,076,914,745   $ 1,076,914,745
    @Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/11 (Collateralized by $2,071,998 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from
       07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to
       5.000%, maturities ranging from 06/01/26 to 06/01/41,
      valued at $2,079,445) to be repurchased at $2,011,656 .......   $        2,012         2,011,649
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL ...............................                     1,078,926,394
                                                                                       ---------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $7,359,639,212) ..........................................                    $ 7,622,707,600
                                                                                       ===============

                          U.S. CORE EQUITY 1 PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
COMMON STOCKS -- (87.8%)
Consumer Discretionary -- (12.0%)
    *1-800-FLOWERS.COM, Inc. Class A ................................         20,439   $        58,251
    *99 Cents Only Stores ...........................................         39,393           858,767
     A.H. Belo Corp. Class A ........................................         10,480            52,400
     Aaron's, Inc. ..................................................         52,532         1,405,756
    #Abercrombie & Fitch Co. ........................................         26,120         1,943,328
    *AC Moore Arts & Crafts, Inc. ...................................         14,149            22,355
     Acme United Corp. ..............................................          1,000             9,430
     Advance Auto Parts, Inc. .......................................         19,100         1,242,837
   #*Aeropostale, Inc. ..............................................         42,561           581,383
    *AFC Enterprises, Inc. ..........................................          9,824           134,687
     Aldila, Inc. ...................................................          1,600             4,320
    *Amazon.com, Inc. ...............................................         59,387        12,679,718
     Ambassadors Group, Inc. ........................................          7,885            39,110
    *AMC Networks, Inc. Class A .....................................         15,327           499,967
     Amcon Distributing Co. .........................................            247            13,684
   #*American Apparel, Inc. .........................................            769               669
   #*American Axle & Manufacturing Holdings, Inc. ...................         36,084           349,654
    *American Biltrite, Inc. ........................................          1,746             8,992
     American Eagle Outfitters, Inc. ................................        128,014         1,680,824
     American Greetings Corp. Class A ...............................          9,000           144,090
   #*American Public Education, Inc. ................................          5,603           200,643
    *America's Car-Mart, Inc. .......................................          6,510           217,304
    *Amerigon, Inc. .................................................         12,178           186,811
     Ameristar Casinos, Inc. ........................................         28,128           520,368
    *ANN, INC .......................................................         28,200           751,248
    *Apollo Group, Inc. Class A .....................................         28,534         1,351,085
     Arbitron, Inc. .................................................          8,506           337,943
    *Archipelago Learning, Inc. .....................................          8,820            89,876
    *Arctic Cat, Inc. ...............................................          8,161           165,750
    *Ark Restaurants Corp. ..........................................          2,390            33,460
    *Asbury Automotive Group, Inc. ..................................         20,277           378,166
    *Ascena Retail Group, Inc. ......................................         50,469         1,458,554
    *Ascent Capital Group, Inc. Class A .............................          9,121           414,914
   #*Atrinsic, Inc. .................................................          3,638             6,003
    *Audiovox Corp. Class A .........................................         13,271            94,357
    #Autoliv, Inc. ..................................................         41,103         2,374,520
    *AutoNation, Inc. ...............................................         60,473         2,354,819
    *AutoZone, Inc. .................................................          8,152         2,637,906
    *Ballantyne Strong, Inc. ........................................          5,765            21,446
   #*Bally Technologies, Inc. .......................................         27,844         1,009,902
    #Barnes & Noble, Inc. ...........................................         39,059           479,254
     Bassett Furniture Industries, Inc. .............................          6,426            48,516
    *Beasley Broadcast Group, Inc. ..................................          3,374            13,226
   #*Beazer Homes USA, Inc. .........................................         45,099            96,963
     bebe stores, Inc. ..............................................         56,843           408,133
   #*Bed Bath & Beyond, Inc. ........................................         60,100         3,716,584
     Belo Corp. Class A .............................................         60,460           383,316
    *Benihana, Inc. .................................................          2,517            25,145
    *Benihana, Inc. Class A .........................................          7,441            71,731
    #Best Buy Co., Inc. .............................................        183,979         4,825,769
     Big 5 Sporting Goods Corp. .....................................         11,079            85,641
    *Big Lots, Inc. .................................................         39,431         1,486,154
    *Biglari Holdings, Inc. .........................................            975           336,492
   #*BJ's Restaurants, Inc. .........................................         14,900           788,657
   #*Blue Nile, Inc. ................................................          4,235           191,126
    *Bluegreen Corp. ................................................         17,859            40,361
     Blyth, Inc. ....................................................          5,168           288,529
     Bob Evans Farms, Inc. ..........................................         20,477           673,693

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
    #Bon-Ton Stores, Inc. (The) .....................................          8,220   $        43,402
    #Books-A-Million, Inc. ..........................................          7,498            16,646
   #*BorgWarner, Inc. ...............................................         31,100         2,378,839
     Bowl America, Inc. Class A .....................................          1,576            19,479
   #*Boyd Gaming Corp. ..............................................         43,248           280,247
   #*Bridgepoint Education, Inc. ....................................         27,583           597,724
    #Brinker International, Inc. ....................................         46,426         1,063,155
    *Brookfield Residential Properties, Inc. ........................          1,669            12,100
    #Brown Shoe Co., Inc. ...........................................         27,419           244,303
   #*Brunswick Corp. ................................................         34,693           612,678
     Buckle, Inc. ...................................................         22,683         1,010,754
    *Buffalo Wild Wings, Inc. .......................................          9,855           652,598
    *Build-A-Bear-Workshop, Inc. ....................................         12,106            79,294
   #*Cabela's, Inc. .................................................         46,882         1,168,299
     Cablevision Systems Corp. ......................................         61,308           887,127
    *Cache, Inc. ....................................................          6,900            36,294
    #Callaway Golf Co. ..............................................         43,683           253,798
    *Cambium Learning Group, Inc. ...................................         45,231           149,262
    *Canterbury Park Holding Corp. ..................................          2,402            25,101
   #*Capella Education Co. ..........................................          4,180           145,506
   #*Career Education Corp. .........................................         48,935           789,322
    *Caribou Coffee Co., Inc. .......................................         10,602           144,717
   #*CarMax, Inc. ...................................................         73,258         2,202,135
    *Carmike Cinemas, Inc. ..........................................          4,039            26,173
     Carnival Corp. .................................................        107,838         3,796,976
     Carriage Services, Inc. ........................................          9,310            55,488
    *Carrols Restaurant Group, Inc. .................................         11,927           111,398
   #*Carter's, Inc. .................................................         34,705         1,321,913
    *Casual Male Retail Group, Inc. .................................         33,647           139,635
     Cato Corp. Class A .............................................         14,521           372,173
   #*Cavco Industries, Inc. .........................................          4,608           207,498
     CBS Corp. Class A ..............................................          9,684           255,367
     CBS Corp. Class B ..............................................        181,835         4,693,161
     CEC Entertainment, Inc. ........................................         10,185           322,050
   #*Central European Media Enterprises, Ltd. Class A ...............         30,286           334,357
   #*Charles & Colvard, Ltd. ........................................          8,890            19,558
   #*Charming Shoppes, Inc. .........................................         78,772           273,339
    *Charter Communications, Inc. Class A ...........................         19,359           889,352
   #*Cheesecake Factory, Inc. .......................................         30,010           839,980
    #Cherokee, Inc. .................................................          2,252            29,591
     Chico's FAS, Inc. ..............................................        103,076         1,274,019
   #*Children's Place Retail Stores, Inc. (The) .....................         16,901           793,502
    *Chipotle Mexican Grill, Inc. ...................................         10,500         3,529,260
    #Choice Hotels International, Inc. ..............................         29,669         1,061,854
     Christopher & Banks Corp. ......................................         21,300            70,929
   #*Chromcraft Revington, Inc. .....................................          2,232             2,254
     Churchill Downs, Inc. ..........................................         11,372           546,652
     Cinemark Holdings, Inc. ........................................         72,640         1,501,469
   #*Citi Trends, Inc. ..............................................          9,024           111,807
    *Clear Channel Outdoor Holdings, Inc. Class A ...................         20,236           222,596
     Coach, Inc. ....................................................         48,106         3,130,257
    *Coast Distribution System, Inc. (The) ..........................            890             2,412
    *Cobra Electronics Corp. ........................................          3,342            11,831
   #*Coinstar, Inc. .................................................         16,560           790,574
    *Coldwater Creek, Inc. ..........................................         44,600            46,830
    *Collective Brands, Inc. ........................................         36,987           540,380
     Collectors Universe, Inc. ......................................          3,602            55,687
    #Columbia Sportswear Co. ........................................         20,200         1,085,548
     Comcast Corp. Class A ..........................................        508,494        11,924,184
     Comcast Corp. Special Class A ..................................        165,851         3,814,573
    *Conn's, Inc. ...................................................         20,838           191,918

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
     Cooper Tire & Rubber Co. .......................................         30,305   $       434,271
    *Core-Mark Holding Co., Inc. ....................................          7,527           252,079
    *Corinthian Colleges, Inc. ......................................         40,719            77,773
    *Cost Plus, Inc. ................................................         10,402            82,072
    #CPI Corp. ......................................................          2,662            15,892
     Cracker Barrel Old Country Store, Inc. .........................         12,079           512,029
    *Craftmade International, Inc. ..................................            822             3,387
    *Crocs, Inc. ....................................................         42,533           751,558
   #*Crown Media Holdings, Inc. .....................................         17,861            28,220
     CSS Industries, Inc. ...........................................          2,658            56,031
    *Culp, Inc. .....................................................          6,699            57,477
    *Cumulus Media, Inc. ............................................         15,410            46,384
    *Cybex International, Inc. ......................................          3,186             2,549
    *Cycle Country Accessories Corp. ................................            200                62
     D.R. Horton, Inc. ..............................................        214,209         2,384,146
    *Dana Holding Corp. .............................................         91,219         1,289,837
     Darden Restaurants, Inc. .......................................         43,224         2,069,565
   #*Deckers Outdoor Corp. ..........................................         17,706         2,040,439
    *dELiA*s, Inc. ..................................................          2,914             4,080
    *Delta Apparel, Inc. ............................................          6,441           116,002
     Destination Maternity Corp. ....................................          6,668           110,489
     DeVry, Inc. ....................................................         32,301         1,217,102
   #*DGSE Cos., Inc. ................................................          3,733            30,797
    *Dick's Sporting Goods, Inc. ....................................         27,204         1,063,404
     Dillard's, Inc. Class A ........................................         36,348         1,873,012
    *DineEquity, Inc. ...............................................         12,032           565,023
    *DIRECTV Class A ................................................        122,946         5,589,125
   #*Discovery Communications, Inc. Class A .........................         29,660         1,289,024
    *Discovery Communications, Inc. Class B .........................          1,400            59,766
    *Discovery Communications, Inc. Class C .........................         20,454           809,365
    *DISH Network Corp. .............................................         45,446         1,098,430
    *Dixie Group, Inc. (The) ........................................          3,689            11,547
    *Dolan Co. ......................................................         19,305           168,919
   #*Dollar General Corp. ...........................................         16,457           652,685
    *Dollar Tree, Inc. ..............................................         37,205         2,974,912
    *Domino's Pizza, Inc. ...........................................         32,076         1,027,394
    *Dorman Products, Inc. ..........................................         10,056           383,234
    *Dover Downs Gaming & Entertainment, Inc. .......................          8,520            18,233
    *Dover Motorsports, Inc. ........................................          3,182             3,246
    *Dreams, Inc. ...................................................         16,639            30,949
   #*DreamWorks Animation SKG, Inc. Class A .........................         41,214           764,520
    #Drew Industries, Inc. ..........................................         14,356           344,975
     DSW, Inc. Class A ..............................................         20,460         1,070,876
   #*E.W. Scripps Co. Class A (The) .................................         30,751           256,463
   #*Eastman Kodak Co. ..............................................         94,131           104,485
   #*Education Management Corp. .....................................         36,592           726,717
     Educational Development Corp. ..................................          1,932            10,578
     Einstein Noah Restaurant Group, Inc. ...........................          8,769           129,080
    *Emerson Radio Corp. ............................................         15,010            25,517
   #*Entercom Communications Corp. Class A ..........................         18,872           123,800
    *Entravision Communications Corp. ...............................         22,881            37,754
    *EnviroStar, Inc. ...............................................            100               136
     Escalade, Inc. .................................................          5,143            27,618
    #Ethan Allen Interiors, Inc. ....................................         18,100           358,380
    *Ever-Glory International Group, Inc. ...........................          1,700             2,295
    *Exide Technologies .............................................         47,182           212,319
    #Expedia, Inc. ..................................................         51,400         1,349,764
    *Express, Inc. ..................................................         27,349           617,814
     Family Dollar Stores, Inc. .....................................         32,363         1,897,443
    *Famous Dave's of America, Inc. .................................          3,480            30,415
    *Federal-Mogul Corp. ............................................         49,874           840,876

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
     Finish Line, Inc. Class A (The) ................................         30,595   $       614,960
    *Fisher Communications, Inc. ....................................          4,158           120,748
     Flanigan's Enterprises, Inc. ...................................            300             2,408
     Flexsteel Industries, Inc. .....................................          3,267            46,555
     Foot Locker, Inc. ..............................................        105,387         2,303,760
   #*Ford Motor Co. .................................................        460,549         5,379,212
    *Fossil, Inc. ...................................................         33,665         3,489,714
    #Fred's, Inc. Class A ...........................................         26,684           325,278
     Frisch's Restaurants, Inc. .....................................          2,853            54,492
   #*Fuel Systems Solutions, Inc. ...................................         13,457           314,086
    *Full House Resorts, Inc. .......................................          8,200            23,616
    *Furniture Brands International, Inc. ...........................         33,835            64,625
     Gaiam, Inc. ....................................................          8,301            32,125
   #*GameStop Corp. Class A .........................................         95,786         2,449,248
    *GameTech International, Inc. ...................................            300                21
     Gaming Partners International Corp. ............................          4,515            30,431
     Gannett Co., Inc. ..............................................        159,351         1,862,813
    #Gap, Inc. ......................................................        163,399         3,088,241
    #Garmin, Ltd. ...................................................         86,064         2,959,741
    *Gaylord Entertainment Co. ......................................         30,736           718,915
    *Geeknet, Inc. ..................................................          2,815            54,808
    *General Motors Co. .............................................         34,943           903,277
   #*Genesco, Inc. ..................................................         15,331           903,609
     Gentex Corp. ...................................................         73,892         2,225,627
     Genuine Parts Co. ..............................................         42,317         2,430,265
    *G-III Apparel Group, Ltd. ......................................         13,072           368,500
    *Global Sources, Ltd. ...........................................         11,411            83,186
   #*Golfsmith International Holdings, Inc. .........................          6,558            23,084
    *Goodyear Tire & Rubber Co. .....................................        128,359         1,843,235
    *Gordmans Stores, Inc. ..........................................          2,628            36,739
   #*Grand Canyon Education, Inc. ...................................         11,622           189,555
    *Gray Television, Inc. ..........................................         28,606            54,351
    *Gray Television, Inc. Class A ..................................            600             1,008
    *Great Wolf Resorts, Inc. .......................................         19,809            48,730
    #Group 1 Automotive, Inc. .......................................         15,929           725,725
     Guess?, Inc. ...................................................         49,229         1,624,065
    #H&R Block, Inc. ................................................         65,722         1,004,889
    *Hallwood Group, Inc. ...........................................            252             3,304
    *Hampshire Group, Ltd. ..........................................            689             1,912
    *Hanesbrands, Inc. ..............................................         52,880         1,394,446
     Harley-Davidson, Inc. ..........................................         52,490         2,041,861
     Harman International Industries, Inc. ..........................         42,969         1,854,542
     Harte-Hanks, Inc. ..............................................         38,569           338,636
     Hasbro, Inc. ...................................................         29,448         1,120,791
    *Hastings Entertainment, Inc. ...................................          1,400             2,800
     Haverty Furniture Cos., Inc. ...................................         11,701           135,966
     Haverty Furniture Cos., Inc. Class A ...........................          1,517            18,204
    *Heelys, Inc. ...................................................          3,900             7,761
    *Helen of Troy, Ltd. ............................................         21,447           620,462
   #*hhgregg, Inc. ..................................................         21,590           275,272
   #*Hibbett Sporting Goods, Inc. ...................................         13,030           536,706
     Hillenbrand, Inc. ..............................................         33,351           704,040
    *Hollywood Media Corp. ..........................................          3,425             4,418
    #Home Depot, Inc. ...............................................        251,163         8,991,635
     Hooker Furniture Corp. .........................................          5,900            57,230
     Hot Topic, Inc. ................................................         28,269           213,714
   #*Hovnanian Enterprises, Inc. ....................................         26,800            38,592
    *HSN, Inc. ......................................................         32,033         1,142,617
    *Hyatt Hotels Corp. Class A .....................................         22,556           838,858
    *Iconix Brand Group, Inc. .......................................         49,641           891,056
    *Infosonics Corp. ...............................................          2,000             1,340

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
     International Game Technology ..................................         57,548   $     1,012,269
     International Speedway Corp. Class A ...........................         18,980           452,863
     Interpublic Group of Cos., Inc. (The) ..........................        228,833         2,169,337
    *Interval Leisure Group, Inc. ...................................         27,183           375,397
    *iRobot Corp. ...................................................         10,915           369,582
    *Isle of Capri Casinos, Inc. ....................................         23,433           127,476
   #*ITT Educational Services, Inc. .................................          7,484           463,709
    *J. Alexander's Corp. ...........................................          1,500            10,020
    #J.C. Penney Co., Inc. ..........................................        107,492         3,448,343
   #*Jack in the Box, Inc. ..........................................         26,983           555,310
    *Jaclyn, Inc. ...................................................            400             2,686
    #JAKKS Pacific, Inc. ............................................         15,614           296,198
    *Jamba, Inc. ....................................................         12,700            21,590
     Jarden Corp. ...................................................         32,967         1,055,933
    #Johnson Controls, Inc. .........................................        111,396         3,668,270
    *Johnson Outdoors, Inc. Class A .................................          8,183           152,122
     Jones Group, Inc. (The) ........................................         59,205           661,320
    *Jos. A. Bank Clothiers, Inc. ...................................         15,052           804,379
    *Journal Communications, Inc. ...................................         28,013           108,130
   #*K12, Inc. ......................................................         18,565           650,703
    #KB Home ........................................................         49,569           345,496
    *Kenneth Cole Productions, Inc. Class A .........................          7,060            75,966
    *Kid Brands, Inc. ...............................................         17,697            51,852
    *Kirkland's, Inc. ...............................................         12,114           136,161
    *Knology, Inc. ..................................................         18,987           272,084
    #Kohl's Corp. ...................................................         61,369         3,253,171
    *Kona Grill, Inc. ...............................................          4,321            24,889
     Koss Corp. .....................................................          1,533             7,818
    *Krispy Kreme Doughnuts, Inc. ...................................         35,116           247,919
     KSW, Inc. ......................................................          3,377            10,536
   #*K-Swiss, Inc. Class A ..........................................         16,418            73,881
     Lacrosse Footwear, Inc. ........................................          3,029            38,771
    *Lakeland Industries, Inc. ......................................          2,784            20,936
    *Lakes Entertainment, Inc. ......................................         12,178            25,574
   #*Lamar Advertising Co. Class A ..................................         36,953           831,073
    *Las Vegas Sands Corp. ..........................................         62,785         2,947,756
    *Lazare Kaplan International, Inc. ..............................          1,600             4,480
    *La-Z-Boy, Inc. .................................................         34,369           349,189
    *Leapfrog Enterprises, Inc. .....................................         30,634           114,265
     Lear Corp. .....................................................         57,152         2,681,000
    *Learning Tree International, Inc. ..............................          5,418            43,073
   #*Lee Enterprises, Inc. ..........................................         20,446            14,517
    #Leggett & Platt, Inc. ..........................................         88,182         1,931,186
    #Lennar Corp. Class A ...........................................        103,002         1,703,653
     Lennar Corp. Class B Voting ....................................         17,482           222,546
   #*Libbey, Inc. ...................................................          8,700           110,142
    *Liberty Global, Inc. Class A ...................................         51,230         2,058,421
    *Liberty Global, Inc. Class B ...................................            488            20,667
    *Liberty Global, Inc. Class C ...................................         48,345         1,854,998
    *Liberty Interactive Corp. Class A ..............................        293,516         4,822,468
    *Liberty Interactive Corp. Class B ..............................          6,948           114,503
    *Liberty Media Corp. - Liberty Capital Class A ..................         53,068         4,076,684
    *Liberty Media Corp. - Liberty Capital Class B ..................          1,480           114,767
    *Liberty Media Corp. - Liberty Starz Class A ....................         32,590         2,225,897
    *Liberty Media Corp. - Liberty Starz Class B ....................          1,035            71,110
   #*Life Time Fitness, Inc. ........................................         27,850         1,201,170
     Lifetime Brands, Inc. ..........................................          7,061            86,356
     Limited Brands, Inc. ...........................................        126,640         5,408,794
    *LIN TV Corp. Class A ...........................................         14,677            45,792
     Lincoln Educational Services Corp. .............................         13,802           129,049
    #Lithia Motors, Inc. Class A ....................................         15,768           324,348

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
    *Live Nation Entertainment, Inc. ................................        121,157   $     1,137,664
    *LKQ Corp. ......................................................         76,172         2,222,699
   #*LodgeNet Interactive Corp. .....................................          8,300            16,600
     Lowe's Cos., Inc. ..............................................        300,424         6,314,912
    *Luby's, Inc. ...................................................         15,495            74,841
   #*Lululemon Athletica, Inc. ......................................         17,058           963,436
   #*Lumber Liquidators Holdings, Inc. ..............................            743            11,123
    *M/I Homes, Inc. ................................................         11,300            84,411
    #Mac-Gray Corp. .................................................          8,707           120,853
    #Macy's, Inc. ...................................................        207,226         6,326,610
    *Madison Square Garden Co. (The) ................................         40,691         1,075,463
    *Maidenform Brands, Inc. ........................................         12,191           299,655
     Marcus Corp. ...................................................         13,649           162,696
    *Marine Products Corp. ..........................................         15,490            85,660
    *MarineMax, Inc. ................................................         14,120           114,937
    #Marriott International, Inc. Class A ...........................         45,086         1,420,209
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................         18,300            70,821
    #Mattel, Inc. ...................................................        102,700         2,900,248
     Matthews International Corp. Class A ...........................         15,528           545,654
    *MAXXAM, Inc. ...................................................              2             1,175
    *McClatchy Co. (The) ............................................         35,962            56,460
    *McCormick & Schmick's Seafood Restaurants, Inc. ................         14,664            98,249
     McDonald's Corp. ...............................................        160,072        14,862,685
     McGraw-Hill Cos., Inc. .........................................         48,023         2,040,978
    #MDC Holdings, Inc. .............................................         30,848           690,995
   #*Media General, Inc. Class A ....................................         11,700            35,334
     Men's Wearhouse, Inc. (The) ....................................         35,549         1,097,753
    #Meredith Corp. .................................................         23,932           642,096
    *Meritage Homes Corp. ...........................................         20,565           365,029
    *Meritage Hospitality Group, Inc. ...............................            299               475
   #*MGM Resorts International ......................................        247,728         2,853,827
    *Midas, Inc. ....................................................          5,149            46,959
    *Modine Manufacturing Co. .......................................         29,600           312,872
   #*Mohawk Industries, Inc. ........................................         45,438         2,392,311
    *Monarch Casino & Resort, Inc. ..................................          9,989           102,787
     Monro Muffler Brake, Inc. ......................................         17,883           663,280
    *Morgans Hotel Group Co. ........................................          4,197            27,322
    #Morningstar, Inc. ..............................................         27,156         1,601,389
    *Morton's Restaurant Group, Inc. ................................          8,000            39,040
    *Motorcar Parts of America, Inc. ................................          6,795            67,406
     Movado Group, Inc. .............................................         12,009           200,911
    *MTR Gaming Group, Inc. .........................................         15,484            25,703
    *Multimedia Games Holding Co., Inc. .............................          8,600            56,846
    *Nathan's Famous, Inc. ..........................................          2,659            50,175
     National CineMedia, Inc. .......................................         29,134           352,521
    *Nautilus, Inc. .................................................         11,500            23,230
    *Navarre Corp. ..................................................         14,687            22,618
   #*Netflix, Inc. ..................................................         12,010           985,781
    *Nevada Gold & Casinos, Inc. ....................................            700             1,470
    *New Frontier Media, Inc. .......................................          4,370             4,676
    *New York & Co., Inc. ...........................................         36,832            98,341
   #*New York Times Co. Class A (The) ...............................         94,510           720,166
     Newell Rubbermaid, Inc. ........................................         89,728         1,327,974
    #News Corp. Class A .............................................        427,799         7,495,038
     News Corp. Class B .............................................        132,007         2,356,325
    *Nexstar Broadcasting Group, Inc. ...............................          5,055            46,000
     NIKE, Inc. Class B .............................................         57,950         5,583,482
    *Nobility Homes, Inc. ...........................................          1,105             6,729
     Nordstrom, Inc. ................................................         47,585         2,412,084
    #Nutrisystem, Inc. ..............................................         11,070           136,825
   #*NVR, Inc. ......................................................          2,425         1,558,669

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
   #*O'Charley's, Inc. ..............................................         13,463   $        83,605
    *Office Depot, Inc. .............................................        164,247           376,126
   #*OfficeMax, Inc. ................................................         44,942           230,103
     Omnicom Group, Inc. ............................................         45,604         2,028,466
    *Orange 21, Inc. ................................................            335               586
    *Orbitz Worldwide, Inc. .........................................         47,813            90,367
    *O'Reilly Automotive, Inc. ......................................         44,614         3,392,895
    *Orient-Express Hotels, Ltd. Class A ............................         61,100           521,183
     Outdoor Channel Holdings, Inc. .................................         16,607           124,054
    *Overstock.com, Inc. ............................................          7,087            58,822
     Oxford Industries, Inc. ........................................          8,784           346,968
    *P & F Industries, Inc. Class A .................................            504             2,071
    #P.F. Chang's China Bistro, Inc. ................................         10,809           336,160
   #*Pacific Sunwear of California, Inc. ............................         37,554            46,942
    *Panera Bread Co. Class A .......................................         11,525         1,540,777
    *Papa John's International, Inc. ................................         13,477           454,984
   #*Peet's Coffee & Tea, Inc. ......................................          6,800           433,296
    *Penn National Gaming, Inc. .....................................         54,349         1,956,564
    #Penske Automotive Group, Inc. ..................................         61,948         1,263,120
    #Pep Boys - Manny, Moe & Jack (The) .............................         31,433           361,480
    *Perry Ellis International, Inc. ................................         10,750           269,825
     PetMed Express, Inc. ...........................................         10,288           102,571
     PetSmart, Inc. .................................................         30,672         1,440,050
   #*Pier 1 Imports, Inc. ...........................................         62,969           787,742
    *Pinnacle Entertainment, Inc. ...................................         36,695           415,387
    *Point.360 ......................................................          1,448             1,195
     Polaris Industries, Inc. .......................................         36,860         2,334,712
     Pool Corp. .....................................................         23,479           686,056
    *Premier Exhibitions, Inc. ......................................          8,500            15,555
    *Priceline.com, Inc. ............................................          8,050         4,087,146
    *Princeton Review, Inc. .........................................          7,215             1,118
   #*Pulte Group, Inc. ..............................................        236,683         1,226,018
     PVH Corp. ......................................................         40,724         3,030,273
    *Q.E.P. Co., Inc. ...............................................            352             7,198
    *Quiksilver, Inc. ...............................................        109,964           368,379
     R.G. Barry Corp. ...............................................          7,819            86,869
   #*Radio One, Inc. Class D ........................................         19,485            25,525
   #*RadioShack Corp. ...............................................         68,715           818,396
    #Ralph Lauren Corp. .............................................         12,909         2,049,820
    *Reading International, Inc. Class A ............................          5,859            24,256
    *Red Lion Hotels Corp. ..........................................         11,608            80,676
   #*Red Robin Gourmet Burgers, Inc. ................................         10,484           262,834
    #Regal Entertainment Group ......................................         68,748           992,721
    #Regis Corp. ....................................................         39,848           651,913
    #Rent-A-Center, Inc. ............................................         40,236         1,374,059
    *Rentrak Corp. ..................................................          3,560            48,630
    *Rick's Cabaret International, Inc. .............................          5,041            39,421
    *Rocky Brands, Inc. .............................................          4,110            43,566
     Ross Stores, Inc. ..............................................         43,988         3,859,067
    #Royal Caribbean Cruises, Ltd. ..................................        101,516         3,017,056
   #*Ruby Tuesday, Inc. .............................................         39,668           332,815
   #*Rue21, Inc. ....................................................          3,756           100,060
   #*Ruth's Hospitality Group, Inc. .................................         23,146           109,249
     Ryland Group, Inc. (The) .......................................         28,027           378,364
    *Saga Communications, Inc. Class A ..............................          1,158            43,425
   #*Saks, Inc. .....................................................        108,068         1,142,279
     Salem Communications Corp. Class A .............................          7,763            19,330
    *Sally Beauty Holdings, Inc. ....................................         97,962         1,879,891
    #Scholastic Corp. ...............................................         19,372           520,138
    *Scientific Games Corp. Class A .................................         61,446           533,966
     Scripps Networks Interactive, Inc. .............................         22,564           958,519

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
    *Sealy Corp. ....................................................         41,500   $        64,325
   #*Sears Holdings Corp. ...........................................         37,862         2,960,051
    *Select Comfort Corp. ...........................................         17,400           361,398
     Service Corp. International ....................................        158,496         1,584,960
     Shiloh Industries, Inc. ........................................         10,641            84,064
   #*Shoe Carnival, Inc. ............................................          8,588           234,367
   #*Shuffle Master, Inc. ...........................................         27,786           294,809
    *Shutterfly, Inc. ...............................................         18,634           776,479
    *Signet Jewelers, Ltd. ADR ......................................         58,556         2,524,349
     Sinclair Broadcast Group, Inc. Class A .........................         22,166           212,350
   #*SIRIUS XM Radio, Inc. ..........................................        243,375           435,641
     Six Flags Entertainment Corp. ..................................         31,402         1,127,332
   #*Skechers U.S.A., Inc. Class A ..................................         26,073           371,801
    #Skyline Corp. ..................................................          4,311            29,142
    *Smith & Wesson Holding Corp. ...................................         33,495            99,145
     Sonesta International Hotels Corp. Class A .....................            446            10,303
    #Sonic Automotive, Inc. Class A .................................         28,170           413,254
    *Sonic Corp. ....................................................         19,031           141,020
     Sotheby's ......................................................         35,200         1,239,744
     Spartan Motors, Inc. ...........................................         20,810           101,969
    *Spectrum Group International, Inc. .............................            385             1,136
    #Speedway Motorsports, Inc. .....................................         26,957           350,441
    *Sport Chalet, Inc. Class A .....................................          2,817             5,042
    *Sport Chalet, Inc. Class B .....................................            238               558
     Stage Stores, Inc. .............................................         21,735           339,718
     Standard Motor Products, Inc. ..................................         15,237           236,935
   #*Standard Pacific Corp. .........................................        123,429           375,224
    *Stanley Furniture Co., Inc. ....................................          7,849            24,253
     Staples, Inc. ..................................................        272,518         4,076,869
     Starbucks Corp. ................................................        123,071         5,210,826
    *Starwood Hotels & Resorts Worldwide, Inc. ......................         38,272         1,917,810
    *Stein Mart, Inc. ...............................................         29,466           213,628
    *Steiner Leisure, Ltd. ..........................................          7,879           379,610
    *Steinway Musical Instruments, Inc. .............................          8,325           209,790
    *Steven Madden, Ltd. ............................................         23,122           853,202
    #Stewart Enterprises, Inc. Class A ..............................         48,183           310,299
    *Stoneridge, Inc. ...............................................         13,276           104,482
     Strattec Security Corp. ........................................          2,038            46,874
    #Strayer Education, Inc. ........................................          3,838           327,036
     Sturm Ruger & Co., Inc. ........................................          9,700           294,104
     Superior Industries International, Inc. ........................         17,661           323,020
    *Syms Corp. .....................................................          4,629            36,152
    *Systemax, Inc. .................................................         23,549           356,296
    *Talbots, Inc. ..................................................            150               394
    *Tandy Brands Accessories, Inc. .................................          1,100             1,138
    *Tandy Leather Factory, Inc. ....................................          1,146             5,730
     Target Corp. ...................................................        107,465         5,883,709
   #*Tempur-Pedic International, Inc. ...............................         16,906         1,150,622
   #*Tenneco, Inc. ..................................................         26,950           881,804
   #*Tesla Motors, Inc. .............................................         19,929           585,315
    #Texas Roadhouse, Inc. ..........................................         37,598           538,779
    #Thor Industries, Inc. ..........................................         32,787           866,888
     Tiffany & Co. ..................................................         28,900         2,304,197
    #Time Warner Cable, Inc. ........................................         89,602         5,706,751
    #Time Warner, Inc. ..............................................        253,277         8,862,162
    #TJX Cos., Inc. (The) ...........................................         65,550         3,862,862
    *Toll Brothers, Inc. ............................................        115,625         2,016,500
   #*Town Sports International Holdings, Inc. .......................         11,470            99,560
     Tractor Supply Co. .............................................         35,002         2,483,042
    *True Religion Apparel, Inc. ....................................         14,200           481,664
    *TRW Automotive Holdings Corp. ..................................         44,768         1,884,733

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Discretionary -- (Continued)
    *Tuesday Morning Corp. ..........................................         27,700   $       100,274
     Tupperware Brands Corp. ........................................         33,167         1,875,262
    *Ulta Salon Cosmetics & Fragrance, Inc. .........................         21,433         1,442,227
   #*Under Armour, Inc. Class A .....................................         15,040         1,269,526
    *Unifi, Inc. ....................................................         12,407            96,154
   #*Universal Electronics, Inc. ....................................          9,272           172,366
    *Universal Technical Institute, Inc. ............................         12,621           180,228
   #*Urban Outfitters, Inc. .........................................         35,800           975,550
    *US Auto Parts Network, Inc. ....................................         14,602            81,771
     V.F. Corp. .....................................................         33,587         4,642,395
    #Vail Resorts, Inc. .............................................         24,292         1,082,452
   #*Valassis Communications, Inc. ..................................         30,893           603,340
     Value Line, Inc. ...............................................          2,920            36,821
    *Valuevision Media, Inc. Class A ................................         24,487            80,317
     Viacom, Inc. Class A ...........................................          7,345           392,517
     Viacom, Inc. Class B ...........................................         87,252         3,826,000
    #Virgin Media, Inc. .............................................         64,603         1,575,021
    *Visteon Corp. ..................................................         21,493         1,195,441
    *Vitacost.com, Inc. .............................................          1,759            10,783
    *Vitamin Shoppe, Inc. ...........................................         15,444           582,393
    *WABCO Holdings, Inc. ...........................................         19,424           975,279
    #Walt Disney Co. (The) ..........................................        412,943        14,403,452
    *Warnaco Group, Inc. ............................................         26,230         1,287,893
    #Washington Post Co. Class B ....................................          4,610         1,568,138
    #Weight Watchers International, Inc. ............................         15,059         1,123,703
    *Wells-Gardner Electronics Corp. ................................          2,458             5,948
     Wendy's Co. (The) ..............................................        275,281         1,392,922
    *West Marine, Inc. ..............................................         14,890           135,350
   #*Westwood One, Inc. Class A .....................................          1,559             6,813
    *Wet Seal, Inc. Class A (The) ...................................         66,663           279,318
    #Weyco Group, Inc. ..............................................          6,018           142,627
    #Whirlpool Corp. ................................................         45,139         2,293,513
     Wiley (John) & Sons, Inc. Class A ..............................         26,753         1,272,373
     Wiley (John) & Sons, Inc. Class B ..............................          4,664           224,338
     Williams Controls, Inc. ........................................          2,029            22,522
     Williams-Sonoma, Inc. ..........................................         54,660         2,051,936
     Winmark Corp. ..................................................          1,752            86,952
   #*Winnebago Industries, Inc. .....................................         13,880           112,983
    *WMS Industries, Inc. ...........................................         27,228           596,565
     Wolverine World Wide, Inc. .....................................         29,488         1,118,480
    #World Wrestling Entertainment, Inc. ............................         12,966           136,273
     Wyndham Worldwide Corp. ........................................         84,020         2,828,953
     Wynn Resorts, Ltd. .............................................         19,029         2,527,051
     Yum! Brands, Inc. ..............................................         75,006         4,018,071
   #*Zale Corp. .....................................................         22,200            81,918
    *Zumiez, Inc. ...................................................         17,356           394,849
                                                                                       ---------------
Total Consumer Discretionary ........................................                      506,984,479
                                                                                       ---------------
Consumer Staples -- (7.3%)
    #Alico, Inc. ....................................................          4,497           102,397
   #*Alliance One International, Inc. ...............................         51,392           137,217
    #Altria Group, Inc. .............................................        320,618         8,833,026
     Andersons, Inc. (The) ..........................................         12,865           474,976
     Archer-Daniels-Midland Co. .....................................        162,535         4,703,763
     Arden Group, Inc. Class A ......................................            827            75,017
     Avon Products, Inc. ............................................         82,506         1,508,210
    #B&G Foods, Inc. ................................................         26,600           564,452
   #*Boston Beer Co., Inc. Class A ..................................          3,797           335,959
     Bridgford Foods Corp. ..........................................          2,501            21,984
     Brown-Forman Corp. Class A .....................................         13,712           998,919
    #Brown-Forman Corp. Class B .....................................         32,444         2,424,540

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Staples -- (Continued)
     Bunge, Ltd. ....................................................         75,798   $     4,682,042
   .*Cagle's, Inc. Class A ..........................................          1,979             7,817
   #*Calavo Growers, Inc. ...........................................          7,134           161,014
    #Cal-Maine Foods, Inc. ..........................................         13,838           461,082
    #Campbell Soup Co. ..............................................         58,181         1,934,518
     Casey's General Stores, Inc. ...................................         25,861         1,281,413
     CCA Industries, Inc. ...........................................          3,400            17,068
   #*Central European Distribution Corp. ............................         40,197           217,064
    *Central Garden & Pet Co. .......................................         11,250            97,312
   #*Central Garden & Pet Co. Class A ...............................         27,548           242,147
    *Chiquita Brands International, Inc. ............................         31,971           283,902
     Church & Dwight Co., Inc. ......................................         36,702         1,621,494
     Clorox Co. (The) ...............................................         23,956         1,603,615
     Coca-Cola Bottling Co. .........................................          4,167           233,852
     Coca-Cola Co. (The) ............................................        333,834        22,807,539
     Coca-Cola Enterprises, Inc. ....................................        154,430         4,141,813
    #Coffee Holding Co., Inc. .......................................            300             3,132
     Colgate-Palmolive Co. ..........................................         75,630         6,834,683
     ConAgra Foods, Inc. ............................................        203,266         5,148,728
    *Constellation Brands, Inc. Class A .............................         94,507         1,910,932
    *Constellation Brands, Inc. Class B .............................          3,160            64,243
     Corn Products International, Inc. ..............................         52,885         2,564,922
     Costco Wholesale Corp. .........................................         69,971         5,825,086
    *Craft Brewers Alliance, Inc. ...................................         10,691            70,026
     CVS Caremark Corp. .............................................        320,731        11,642,535
    *Darling International, Inc. ....................................         61,945           868,469
    *Dean Foods Co. .................................................        119,335         1,159,936
    #Diamond Foods, Inc. ............................................         12,571           826,543
    *Dole Food Co., Inc. ............................................         57,936           612,963
    #Dr. Pepper Snapple Group, Inc. .................................         95,427         3,573,741
    *Elizabeth Arden, Inc. ..........................................         17,620           604,014
    *Energizer Holdings, Inc. .......................................         32,963         2,432,340
    *Estee Lauder Cos., Inc. ........................................         19,957         1,964,767
    #Farmer Brothers Co. ............................................          9,024            52,790
    #Flowers Foods, Inc. ............................................         74,348         1,501,086
    *Fortune Brands, Inc. ...........................................         78,290         3,869,875
     Fresh Del Monte Produce, Inc. ..................................         40,342         1,027,107
     General Mills, Inc. ............................................        104,340         4,020,220
    *Golden Enterprises, Inc. .......................................          3,860            14,243
   #*Green Mountain Coffee Roasters, Inc. ...........................         44,550         2,896,641
    *Griffin Land & Nurseries, Inc. .................................          2,756            73,916
    #H.J. Heinz Co. .................................................         52,539         2,807,684
    *Hain Celestial Group, Inc. (The) ...............................         30,245         1,015,022
    *Hansen Natural Corp. ...........................................         34,291         3,054,985
    *Harbinger Group, Inc. ..........................................          3,819            19,630
   #*Heckmann Corp. .................................................         68,748           411,801
     Herbalife, Ltd. ................................................         37,016         2,308,318
     Hershey Co. (The) ..............................................         26,811         1,534,394
    #Hormel Foods Corp. .............................................         68,798         2,027,477
    *IGI Labratories, Inc. ..........................................            921               995
    #Imperial Sugar Co. .............................................          7,743            52,420
     Ingles Markets, Inc. Class A ...................................          8,199           123,805
    #Inter Parfums, Inc. ............................................         15,713           289,748
     J & J Snack Foods Corp. ........................................         11,280           581,710
     J.M. Smucker Co. ...............................................         57,655         4,440,588
    *John B. Sanfilippo & Son, Inc. .................................          3,524            30,306
     Kellogg Co. ....................................................         48,202         2,613,030
     Kimberly-Clark Corp. ...........................................         64,355         4,486,187
     Kraft Foods, Inc. Class A ......................................        386,181        13,585,848
    #Kroger Co. (The) ...............................................         93,925         2,177,182
    #Lancaster Colony Corp. .........................................         14,704           978,110

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Staples -- (Continued)
   #*Lifeway Foods, Inc. ............................................          3,699   $        38,987
     Lorillard, Inc. ................................................         23,031         2,548,610
    *Mannatech, Inc. ................................................          7,401             4,515
    #McCormick & Co., Inc. Non-Voting ...............................         26,509         1,287,277
     McCormick & Co., Inc. Voting ...................................          3,063           149,015
     Mead Johnson Nutrition Co. .....................................         46,616         3,349,360
    *Medifast, Inc. .................................................          7,951           130,714
     MGP Ingredients, Inc. ..........................................         10,602            69,549
     Molson Coors Brewing Co. Class A ...............................          1,162            49,821
     Molson Coors Brewing Co. Class B ...............................         83,802         3,548,177
     Nash-Finch Co. .................................................          8,389           220,798
    *National Beverage Corp. ........................................         17,480           295,762
    *Natural Alternatives International, Inc. .......................          2,740            16,714
    *Nature's Sunshine Products, Inc. ...............................            200             3,472
    #Nu Skin Enterprises, Inc. Class A ..............................         29,862         1,508,927
    *Nutraceutical International Corp. ..............................          6,512            89,866
    #Oil-Dri Corp. of America .......................................          3,323            66,626
    *Omega Protein Corp. ............................................         13,132           142,220
     Orchids Paper Products Co. .....................................          3,281            38,322
    *Overhill Farms, Inc. ...........................................          6,939            26,854
    *Pantry, Inc. ...................................................         15,438           218,293
    *Parlux Fragrances, Inc. ........................................         11,016            37,014
     PepsiCo, Inc. ..................................................        253,522        15,959,210
     Philip Morris International, Inc. ..............................        277,118        19,362,235
    *Physicians Formula Holdings, Inc. ..............................          7,033            21,662
   #*Pilgrim's Pride Corp. ..........................................        103,143           519,841
    *Prestige Brands Holdings, Inc. .................................         34,930           369,559
     PriceSmart, Inc. ...............................................         14,418         1,096,345
     Procter & Gamble Co. (The) .....................................        429,326        27,472,571
   #*Ralcorp Holdings, Inc. .........................................         32,807         2,652,118
    *Reddy Ice Holdings, Inc. .......................................          6,400             7,104
     Reliv' International, Inc. .....................................          2,740             4,083
   #*Revlon, Inc. ...................................................         18,943           279,030
     Reynolds American, Inc. ........................................         70,798         2,738,467
    #Rocky Mountain Chocolate Factory, Inc. .........................          3,016            25,907
     Ruddick Corp. ..................................................         29,710         1,298,624
    #Safeway, Inc. ..................................................        177,353         3,435,328
    #Sanderson Farms, Inc. ..........................................         14,704           727,848
     Sara Lee Corp. .................................................        112,825         2,008,285
    *Schiff Nutrition International, Inc. ...........................         11,313           138,245
   #*Seneca Foods Corp. Class A .....................................          6,068           127,731
    *Seneca Foods Corp. Class B .....................................            599            12,285
    *Smart Balance, Inc. ............................................         39,831           260,893
    *Smithfield Foods, Inc. .........................................        109,110         2,494,255
     Snyders-Lance, Inc. ............................................         40,223           853,532
     Spartan Stores, Inc. ...........................................         14,909           255,242
    *Spectrum Brands Holdings, Inc. .................................         32,403           822,388
    #SUPERVALU, Inc. ................................................        144,628         1,159,917
    *Susser Holdings Corp. ..........................................         11,581           254,319
     Sysco Corp. ....................................................         93,732         2,598,251
    *Tofutti Brands, Inc. ...........................................            456               990
    #Tootsie Roll Industries, Inc. ..................................         19,424           481,132
    *TreeHouse Foods, Inc. ..........................................         23,244         1,425,787
     Tyson Foods, Inc. Class A ......................................        154,728         2,986,250
    *United Natural Foods, Inc. .....................................         25,309           924,032
     United-Guardian, Inc. ..........................................          1,741            26,063
    #Universal Corp. ................................................         16,053           687,389
   #*USANA Health Sciences, Inc. ....................................          8,099           280,225
    #Vector Group, Ltd. .............................................         37,640           661,335
     Village Super Market, Inc. .....................................          4,287           121,579
     Walgreen Co. ...................................................        145,783         4,839,996

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Consumer Staples -- (Continued)
    #Wal-Mart Stores, Inc. ..........................................        499,081   $    28,307,874
     WD-40 Co. ......................................................          8,592           378,220
     Weis Markets, Inc. .............................................         18,114           716,409
     Whole Foods Market, Inc. .......................................         66,900         4,824,828
    *Winn-Dixie Stores, Inc. ........................................         38,853           246,328
                                                                                       ---------------
Total Consumer Staples ..............................................                      309,780,935
                                                                                       ---------------
Energy -- (9.7%)
   #*Abraxas Petroleum Corp. ........................................          3,201            12,484
    *Adams Resources & Energy, Inc. .................................          2,541            60,222
     Alon USA Energy, Inc. ..........................................         24,400           185,440
    *Alpha Natural Resources, Inc. ..................................         82,499         1,983,276
     Anadarko Petroleum Corp. .......................................        117,743         9,242,826
     Apache Corp. ...................................................         88,164         8,783,779
   #*Approach Resources, Inc. .......................................         17,925           437,549
     Arch Coal, Inc. ................................................         73,396         1,337,275
   #*ATP Oil & Gas Corp. ............................................          4,470            47,159
    *Atwood Oceanics, Inc. ..........................................         43,521         1,860,088
     Baker Hughes, Inc. .............................................        101,336         5,876,475
    *Barnwell Industries, Inc. ......................................          4,663            15,901
    *Basic Energy Services, Inc. ....................................         24,644           451,971
     Berry Petroleum Co. Class A ....................................         35,364         1,221,826
    *Bill Barrett Corp. .............................................         32,573         1,355,037
    *BioFuel Energy Corp. ...........................................         10,582             5,291
    *Bolt Technology Corp. ..........................................          5,249            52,910
   #*BPZ Resources, Inc. ............................................         68,322           204,283
    *Brigham Exploration Co. ........................................         46,536         1,694,608
     Bristow Group, Inc. ............................................         24,852         1,237,133
     Cabot Oil & Gas Corp. ..........................................         47,177         3,666,596
    *Cal Dive International, Inc. ...................................         59,060           132,294
    *Callon Petroleum Co. ...........................................         19,748            93,013
    *Cameron International Corp. ....................................         42,562         2,091,497
    #CARBO Ceramics, Inc. ...........................................         10,500         1,426,425
   #*Carrizo Oil & Gas, Inc. ........................................         20,769           564,917
   #*Cheniere Energy, Inc. ..........................................         14,102           161,609
     Chesapeake Energy Corp. ........................................        151,150         4,250,338
    #Chevron Corp. ..................................................        477,372        50,147,929
    #Cimarex Energy Co. .............................................         46,740         2,991,360
    *Clayton Williams Energy, Inc. ..................................          6,121           399,946
   #*Clean Energy Fuels Corp. .......................................         37,238           440,153
   #*Cloud Peak Energy, Inc. ........................................         40,281           924,449
    *Cobalt International Energy, Inc. ..............................         26,186           270,240
    *Complete Production Services, Inc. .............................         47,859         1,569,775
   #*Comstock Resources, Inc. .......................................         30,927           564,108
    *Concho Resources, Inc. .........................................         31,241         2,959,148
     ConocoPhillips .................................................        318,241        22,165,486
     Consol Energy, Inc. ............................................         38,685         1,654,171
    *Contango Oil & Gas Co. .........................................         10,539           678,079
   #*Continental Resources, Inc. ....................................         14,629           887,249
    *CREDO Petroleum Corp. ..........................................          4,995            48,202
    *Crimson Exploration, Inc. ......................................         23,152            68,993
     Crosstex Energy, Inc. ..........................................         34,800           453,444
    *CVR Energy, Inc. ...............................................         57,798         1,431,078
    *Dawson Geophysical Co. .........................................          4,975           143,778
     Delek US Holdings, Inc. ........................................         26,439           382,837
   #*Delta Petroleum Corp. ..........................................            280               627
    *Denbury Resources, Inc. ........................................        192,108         3,016,096
     Devon Energy Corp. .............................................        103,309         6,709,920
     DHT Holdings, Inc. .............................................         38,509            61,614
    #Diamond Offshore Drilling, Inc. ................................         45,958         3,012,087
    *Double Eagle Petroleum Co. .....................................          6,980            61,982

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Energy -- (Continued)
    *Dresser-Rand Group, Inc. .......................................         41,328   $     2,000,275
    *Dril-Quip, Inc. ................................................         22,007         1,432,656
     El Paso Corp. ..................................................        143,845         3,597,563
   #*Endeavour International Corp. ..................................         22,936           212,846
     Energen Corp. ..................................................         37,301         1,829,987
    *Energy Partners, Ltd. ..........................................         26,524           380,354
    *ENGlobal Corp. .................................................         13,200            34,452
     EOG Resources, Inc. ............................................         61,650         5,513,360
     EQT Corp. ......................................................         32,012         2,032,762
    *Evolution Petroleum Corp. ......................................          7,409            51,196
     EXCO Resources, Inc. ...........................................         35,979           453,695
    *Exterran Holdings, Inc. ........................................         35,674           338,903
     Exxon Mobil Corp. ..............................................        896,367        69,997,299
    *FieldPoint Petroleum Corp. .....................................          2,633             6,872
    *FMC Technologies, Inc. .........................................         47,838         2,144,099
    *Forest Oil Corp. ...............................................         32,241           375,930
   #*FX Energy, Inc. ................................................         10,965            64,913
   #*General Maritime Corp. .........................................         28,025             7,287
    *Geokinetics, Inc. ..............................................          9,612            31,431
    *GeoMet, Inc. ...................................................          4,840             5,130
   #*GeoResources, Inc. .............................................         16,900           448,526
    *Global Industries, Ltd. ........................................         70,782           562,717
   #*GMX Resources, Inc. ............................................         35,300            88,250
   #*Goodrich Petroleum Corp. .......................................          7,483           118,606
   #*Green Plains Renewable Energy, Inc. ............................         24,050           251,563
     Gulf Island Fabrication, Inc. ..................................          9,011           250,956
    *Gulfmark Offshore, Inc. Class A ................................         17,908           744,794
    *Gulfport Energy Corp. ..........................................         26,799           834,521
     Halliburton Co. ................................................        148,846         5,560,887
    *Harvest Natural Resources, Inc. ................................         26,700           284,889
    *Helix Energy Solutions Group, Inc. .............................         72,523         1,309,765
     Helmerich & Payne, Inc. ........................................         69,950         3,719,941
   #*Hercules Offshore, Inc. ........................................         89,828           340,448
     Hess Corp. .....................................................         69,417         4,342,728
    *HKN, Inc. ......................................................          6,292            13,591
     HollyFrontier Corp. ............................................        114,488         3,513,637
   #*Hornbeck Offshore Services, Inc. ...............................         18,500           607,540
    #Houston American Energy Corp. ..................................          5,544            86,819
   #*ION Geophysical Corp. ..........................................         78,703           599,717
   #*James River Coal Co. ...........................................         16,961           175,546
    *Key Energy Services, Inc. ......................................        100,107         1,294,384
    *Lone Pine Resources, Inc. ......................................         19,747           148,695
   #*Lucas Energy, Inc. .............................................          8,957            15,316
    #Lufkin Industries, Inc. ........................................         15,920           940,713
    #Marathon Oil Corp. .............................................        176,975         4,606,659
     Marathon Petroleum Corp. .......................................         80,350         2,884,565
    *Matrix Service Co. .............................................         17,201           182,675
    *McDermott International, Inc. ..................................         61,864           679,267
   #*McMoran Exploration Co. ........................................         80,128           975,959
    *Mexco Energy Corp. .............................................            984             6,721
    *Mitcham Industries, Inc. .......................................          7,715           112,485
     Murphy Oil Corp. ...............................................         97,698         5,409,538
    *Nabors Industries, Ltd. ........................................        140,377         2,573,110
     National Oilwell Varco, Inc. ...................................         97,269         6,938,198
    *Natural Gas Services Group, Inc. ...............................          7,701           105,966
    *Newfield Exploration Co. .......................................         66,264         2,667,789
    *Newpark Resources, Inc. ........................................         63,205           564,421
    #Noble Energy, Inc. .............................................         42,509         3,797,754
   #*Northern Oil & Gas, Inc. .......................................         18,411           444,994
   #*Oasis Petroleum, Inc. ..........................................         40,678         1,193,493
     Occidental Petroleum Corp. .....................................        173,726        16,146,094

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Energy -- (Continued)
    #Oceaneering International, Inc. ................................         51,872   $     2,169,806
    *Oil States International, Inc. .................................         34,601         2,408,576
    #Overseas Shipholding Group, Inc. ...............................         17,258           215,380
    *OYO Geospace Corp. .............................................          3,301           259,393
    #Panhandle Oil & Gas, Inc. ......................................          4,329           144,242
    *Parker Drilling Co. ............................................         77,973           431,191
   #*Patriot Coal Corp. .............................................         45,060           565,954
     Patterson-UTI Energy, Inc. .....................................        104,677         2,127,037
     Peabody Energy Corp. ...........................................         43,630         1,892,233
    #Penn Virginia Corp. ............................................         27,898           169,899
   #*Petroleum Development Corp. ....................................         14,400           375,984
   #*PetroQuest Energy, Inc. ........................................         38,051           277,392
    *PHI, Inc. Non-Voting ...........................................          8,010           176,781
    *PHI, Inc. Voting ...............................................            658            13,867
    *Pioneer Drilling Co. ...........................................         41,099           406,469
    #Pioneer Natural Resources Co. ..................................         59,085         4,957,232
    *Plains Exploration & Production Co. ............................         72,968         2,298,492
    *PostRock Energy Corp. ..........................................          1,437             6,323
    *Pyramid Oil Co. ................................................          2,104             7,595
     QEP Resources, Inc. ............................................         88,838         3,158,191
   #*Quicksilver Resources, Inc. ....................................         86,902           669,145
    #Range Resources Corp. ..........................................         40,856         2,812,527
    *REX American Resources Corp. ...................................          7,500           136,800
   #*Rex Energy Corp. ...............................................         28,160           435,917
   #*Rosetta Resources, Inc. ........................................         28,644         1,270,075
    *Rowan Cos., Inc. ...............................................         65,686         2,265,510
   #*Royale Energy, Inc. ............................................            400             1,244
    #RPC, Inc. ......................................................         63,688         1,182,686
    *SandRidge Energy, Inc. .........................................        215,503         1,650,753
     Schlumberger, Ltd. .............................................        211,589        15,545,444
     SEACOR Holdings, Inc. ..........................................         14,859         1,265,244
    *SemGroup Corp. Class A .........................................         26,222           733,692
    #Ship Finance International, Ltd. ...............................         53,485           765,370
     SM Energy Co. ..................................................         27,571         2,285,912
     Southern Union Co. .............................................         68,200         2,866,446
   #*Southwestern Energy Co. ........................................         56,492         2,374,924
    #Spectra Energy Corp. ...........................................        107,538         3,078,813
    *Stone Energy Corp. .............................................         32,108           779,903
    #Sunoco, Inc. ...................................................         71,459         2,660,419
   #*Superior Energy Services, Inc. .................................         52,795         1,484,595
   #*Swift Energy Co. ...............................................         28,770           880,937
     Teekay Corp. ...................................................         48,880         1,259,149
   #*Tesco Corp. ....................................................         23,806           368,279
    *Tesoro Corp. ...................................................         95,220         2,470,007
    *Tetra Technologies, Inc. .......................................         49,694           472,093
    *TGC Industries, Inc. ...........................................          9,120            50,890
    #Tidewater, Inc. ................................................         35,722         1,758,594
    *Toreador Resources Corp. .......................................          6,070            19,728
    *Transocean, Ltd. ...............................................         26,103         1,491,786
   #*Triangle Petroleum Corp. .......................................          6,430            36,265
    *Ultra Petroleum Corp. ..........................................         31,396         1,000,277
    *Union Drilling, Inc. ...........................................         15,716           117,713
    *Unit Corp. .....................................................         32,837         1,610,983
   #*Uranium Energy Corp. ...........................................          6,700            22,512
   #*Uranium Resources, Inc. ........................................          6,850             8,220
   #*USEC, Inc. .....................................................         68,464           143,774
    *VAALCO Energy, Inc. ............................................         39,369           268,103
     Valero Energy Corp. ............................................        169,993         4,181,828
    *Venoco, Inc. ...................................................         20,597           200,615
   #*Verenium Corp. .................................................            166               418
   #*Voyager Oil & Gas, Inc. ........................................          1,806             4,985

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Energy -- (Continued)
    #W&T Offshore, Inc. .............................................         40,515   $       797,740
    *Warren Resources, Inc. .........................................         47,677           149,229
    *Weatherford International, Ltd. ................................        160,034         2,480,527
   #*Western Refining, Inc. .........................................         61,527           983,201
    *Westmoreland Coal Co. ..........................................          3,276            36,069
    *Whiting Petroleum Corp. ........................................         56,944         2,650,743
    *Willbros Group, Inc. ...........................................         30,007           152,736
     Williams Cos., Inc. (The) ......................................         98,146         2,955,176
    #World Fuel Services Corp. ......................................         43,624         1,738,416
   #*Zion Oil & Gas, Inc. ...........................................         16,343            47,558
                                                                                       ---------------
Total Energy ........................................................                      410,236,227
                                                                                       ---------------
Financials -- (13.2%)
    *1st Constitution Bancorp .......................................          1,246             8,510
     1st Source Corp. ...............................................         16,353           393,126
    *1st United Bancorp, Inc. .......................................         17,393            90,096
    *21st Century Holding Co. .......................................          2,688             6,559
    *Access National Corp. ..........................................          4,884            40,049
     ACE, Ltd. ......................................................         82,242         5,933,760
     Advance America Cash Advance Centers, Inc. .....................         39,810           335,598
    *Affiliated Managers Group, Inc. ................................         17,036         1,577,704
    *Affirmative Insurance Holdings, Inc. ...........................          4,752             6,748
     Aflac, Inc. ....................................................         82,243         3,708,337
    *Allegheny Corp. ................................................          5,925         1,880,121
     Alliance Bancorp, Inc. of Pennsylvania .........................          1,546            15,027
    #Alliance Financial Corp. .......................................          3,021            93,017
     Allied World Assurance Co. Holdings AG .........................         27,100         1,574,510
     Allstate Corp. (The) ...........................................        135,104         3,558,639
     Alterra Capital Holdings, Ltd. .................................         71,836         1,557,404
    *Altisource Portfolio Solutions SA ..............................          8,893           357,943
     Ameriana Bancorp ...............................................            456             1,692
    *American Capital, Ltd. .........................................        239,169         1,858,343
     American Equity Investment Life Holding Co. ....................         38,702           419,530
     American Express Co. ...........................................        176,383         8,928,507
     American Financial Group, Inc. .................................         76,144         2,728,240
    *American Independence Corp. ....................................          1,861             8,737
    *American International Group, Inc. .............................         24,865           613,917
     American National Bankshares, Inc. .............................          3,768            70,537
     American National Insurance Co. ................................         13,017           930,195
    *American River Bankshares ......................................          2,192            10,916
    *American Safety Insurance Holdings, Ltd. .......................          6,500           132,665
    *American Spectrum Realty, Inc. .................................            642             7,531
     Ameriprise Financial, Inc. .....................................         81,831         3,819,871
   #*Ameris Bancorp .................................................         15,424           155,011
    *AMERISAFE, Inc. ................................................         12,297           265,000
    *AmeriServe Financial, Inc. .....................................          8,436            16,450
    #AmTrust Financial Services, Inc. ...............................         40,301         1,022,839
     Aon Corp. ......................................................         68,344         3,186,197
    *Arch Capital Group, Ltd. .......................................         72,141         2,594,912
     Argo Group International Holdings, Ltd. ........................         19,575           590,969
    #Arrow Financial Corp. ..........................................          7,821           182,542
     Aspen Insurance Holdings, Ltd. .................................         45,704         1,210,699
    *Asset Acceptance Capital Corp. .................................         16,036            48,108
    #Associated Banc-Corp ...........................................        117,153         1,306,256
     Assurant, Inc. .................................................         63,838         2,460,317
     Assured Guaranty, Ltd. .........................................        124,852         1,590,614
     Asta Funding, Inc. .............................................          7,846            63,239
     Astoria Financial Corp. ........................................         62,220           516,426
     Atlantic American Corp. ........................................          2,737             5,009
    *Atlantic Coast Financial Corp. .................................            945             1,323
     Auburn National Bancorporation, Inc. ...........................            335             6,479

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
   #*Avatar Holdings, Inc. ..........................................          7,438   $        70,661
     Axis Capital Holdings, Ltd. ....................................         78,529         2,461,884
     Baldwin & Lyons, Inc. Class A ..................................            638            15,235
    #Baldwin & Lyons, Inc. Class B ..................................          7,777           179,104
    #BancFirst Corp. ................................................         10,261           397,101
     Bancorp Rhode Island, Inc. .....................................          2,755           120,118
    *Bancorp, Inc. ..................................................         22,916           184,245
    #BancorpSouth, Inc. .............................................         50,055           489,037
    *BancTrust Financial Group, Inc. ................................          8,405            13,700
     Bank Mutual Corp. ..............................................         25,820            85,981
     Bank of America Corp. ..........................................      1,928,676        13,172,857
     Bank of Commerce Holdings ......................................          4,949            17,074
    #Bank of Hawaii Corp. ...........................................         28,780         1,215,379
     Bank of Kentucky Financial Corp. ...............................          2,404            51,926
     Bank of New York Mellon Corp. (The) ............................        288,696         6,143,451
     Bank of the Ozarks, Inc. .......................................         17,900           445,173
     BankFinancial Corp. ............................................         13,585           108,680
     Banner Corp. ...................................................         11,509           202,213
     Bar Harbor Bankshares ..........................................          2,309            65,830
     BB&T Corp. .....................................................        169,609         3,958,674
     BCB Bancorp, Inc. ..............................................          4,090            39,878
    *BCSB Bancorp, Inc. .............................................            711             8,248
     Beacon Federal Bancorp, Inc. ...................................          2,257            31,598
    *Beneficial Mutual Bancorp, Inc. ................................         51,403           422,019
    *Berkshire Bancorp, Inc. ........................................          1,000             6,620
    *Berkshire Hathaway, Inc. .......................................        290,501        22,618,408
     Berkshire Hills Bancorp, Inc. ..................................         13,620           272,672
    #BGC Partners, Inc. Class A .....................................         25,502           174,689
     BlackRock, Inc. ................................................         23,416         3,694,811
    *BNCCORP, Inc. ..................................................            409             1,227
    *BofI Holding, Inc. .............................................          6,189            94,692
    #BOK Financial Corp. ............................................         41,286         2,155,955
    #Boston Private Financial Holdings, Inc. ........................         53,863           408,282
     Bridge Bancorp, Inc. ...........................................          2,089            40,213
    *Bridge Capital Holdings ........................................          4,396            48,488
    #Brookline Bancorp, Inc. ........................................         39,982           334,250
    *Brooklyn Federal Bancorp, Inc. .................................          2,293             1,789
     Brown & Brown, Inc. ............................................         97,009         2,141,959
    *Brunswick Bancorp ..............................................             40               247
    #Bryn Mawr Bank Corp. ...........................................          8,464           155,399
     C&F Financial Corp. ............................................            721            16,799
     Calamos Asset Management, Inc. Class A .........................         12,794           159,797
     California First National Bancorp ..............................          2,970            49,510
    *Camco Financial Corp. ..........................................            900             1,080
     Camden National Corp. ..........................................          5,030           149,290
   #*Cape Bancorp, Inc. .............................................          4,558            34,641
    *Capital Bank Corp. .............................................          4,304             9,038
     Capital City Bank Group, Inc. ..................................         10,621           108,228
    #Capital One Financial Corp. ....................................        113,196         5,168,529
     Capital Properties, Inc. Class A ...............................            300             2,541
    .Capital Properties, Inc. Class B ...............................            300                --
    #Capital Southwest Corp. ........................................          2,165           190,542
     CapitalSource, Inc. ............................................        222,501         1,415,106
     Capitol Federal Financial, Inc. ................................        115,457         1,280,418
     Cardinal Financial Corp. .......................................         19,067           204,780
    *Carolina Bank Holdings, Inc. ...................................            900             2,376
     Carrollton Bancorp .............................................            331               914
   #*Carver Bancorp, Inc. ...........................................            200                80
    #Cash America International, Inc. ...............................         19,365         1,060,234
     Cathay General Bancorp .........................................         51,523           720,807
     CBOE Holdings, Inc. ............................................         16,950           442,904

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
    *CBRE Group, Inc. ...............................................         67,002   $     1,191,296
     Center Bancorp, Inc. ...........................................         10,054            93,301
    *Center Financial Corp. .........................................         21,242           139,560
     Centerstate Banks, Inc. ........................................         16,284            92,493
     Central Bancorp, Inc. ..........................................            292             5,376
    *Central Pacific Financial Corp. ................................            224             2,731
   #*Central Virginia Bankshares, Inc. ..............................            357               314
     Century Bancorp, Inc. Class A ..................................          1,596            43,204
     CFS Bancorp, Inc. ..............................................          1,100             5,368
     Charles Schwab Corp. (The) .....................................        183,254         2,250,359
    #Charter Financial Corp. ........................................          1,425            13,352
    #Chemical Financial Corp. .......................................         18,127           364,897
    *Chicopee Bancorp, Inc. .........................................          3,096            43,065
    #Chubb Corp. (The) ..............................................         68,616         4,600,703
    #Cincinnati Financial Corp. .....................................         83,008         2,402,252
    *CIT Group, Inc. ................................................        102,369         3,567,560
     Citigroup, Inc. ................................................        600,766        18,978,198
    *Citizens Community Bancorp, Inc. ...............................          1,650             8,448
    *Citizens First Bancorp, Inc. ...................................          1,040                 5
     Citizens Holding Co. ...........................................            772            13,800
    *Citizens Republic Bancorp, Inc. ................................            280             2,523
     Citizens South Banking Corp. ...................................          2,903            11,902
   #*Citizens, Inc. .................................................         32,724           256,556
    #City Holding Co. ...............................................          9,947           326,858
    #City National Corp. ............................................         36,208         1,535,943
     CKX Lands, Inc. ................................................            743             9,102
    #Clifton Savings Bancorp, Inc. ..................................         15,932           162,188
     CME Group, Inc. ................................................         15,418         4,248,584
     CNA Financial Corp. ............................................        132,635         3,528,091
    #CNB Financial Corp. ............................................          7,051           100,970
    *CNO Financial Group, Inc. ......................................        171,921         1,074,506
    #CoBiz Financial, Inc. ..........................................         23,823           126,262
     Codorus Valley Bancorp, Inc. ...................................          1,523            13,631
     Cohen & Steers, Inc. ...........................................         14,272           387,770
    *Colonial Financial Services, Inc. ..............................          1,300            15,958
    *Colony Bankcorp, Inc. ..........................................          1,337             3,102
    #Columbia Banking System, Inc. ..................................         27,074           516,301
     Comerica, Inc. .................................................         93,627         2,392,170
     Commerce Bancshares, Inc. ......................................         59,074         2,292,071
     Commercial National Financial Corp. ............................            847            18,202
    #Community Bank System, Inc. ....................................         25,115           641,939
   #*Community Bankers Trust Corp. ..................................          2,083             2,604
    *Community Capital Corp. ........................................            774             2,090
     Community Trust Bancorp, Inc. ..................................         10,354           293,329
    *Community West Bancshares ......................................          1,844             4,426
    *CompuCredit Holdings Corp. .....................................         22,217            69,317
   #*Consolidated-Tokoma Land Co. ...................................          3,536           105,903
    *Consumer Portfolio Services, Inc. ..............................          2,900             2,828
   #*Cowen Group, Inc. ..............................................         70,093           190,653
     Crawford & Co. Class A .........................................         13,975            66,102
     Crawford & Co. Class B .........................................         11,520            81,907
    *Credit Acceptance Corp. ........................................         13,306           917,050
    *Crescent Financial Corp. .......................................          3,620            15,313
    #Cullen Frost Bankers, Inc. .....................................         42,455         2,081,993
    #CVB Financial Corp. ............................................         70,712           686,614
    *Dearborn Bancorp, Inc. .........................................          1,024               660
    #Delphi Financial Group, Inc. Class A ...........................         33,284           881,360
   #*DFC Global Corp. ...............................................         23,123           506,856
    *Diamond Hill Investment Group, Inc. ............................            877            66,021
     Dime Community Bancshares, Inc. ................................         22,720           270,822
     Discover Financial Services ....................................        241,889         5,698,905

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     Donegal Group, Inc. Class A ....................................         12,785   $       160,068
     Donegal Group, Inc. Class B ....................................          2,147            35,898
    *Doral Financial Corp. ..........................................          3,982             4,778
     Duff & Phelps Corp. ............................................         15,218           193,116
    *E*Trade Financial Corp. ........................................        157,324         1,706,965
     Eagle Bancorp Montana, Inc. ....................................            566             5,813
     East West Bancorp, Inc. ........................................        100,615         1,958,974
     Eastern Insurance Holdings, Inc. ...............................          4,882            64,638
     Eastern Virginia Bankshares, Inc. ..............................            721             1,370
    #Eaton Vance Corp. ..............................................         35,864           942,865
     ECB Bancorp, Inc. ..............................................            913            10,189
     Edelman Financial Group, Inc. ..................................         14,005            97,195
    *eHealth, Inc. ..................................................         13,439           199,569
    #EMC Insurance Group, Inc. ......................................          7,843           152,468
     Employers Holdings, Inc. .......................................         25,091           406,976
    *Encore Bancshares, Inc. ........................................          6,452            75,876
   #*Encore Capital Group, Inc. .....................................         16,100           436,149
     Endurance Specialty Holdings, Ltd. .............................         30,848         1,147,546
    *Enstar Group, Ltd. .............................................          9,194           845,572
    *Enterprise Bancorp, Inc. .......................................          3,680            52,992
     Enterprise Financial Services Corp. ............................         11,464           176,890
     Epoch Holding Corp. ............................................          6,489           133,673
     Erie Indemnity Co. .............................................         24,328         1,920,696
     ESB Financial Corp. ............................................          7,409           102,615
     ESSA Bancorp, Inc. .............................................          8,421            92,968
     Evans Bancorp, Inc. ............................................          1,219            14,713
    #Evercore Partners, Inc. Class A ................................         14,014           384,544
     Everest Re Group, Ltd. .........................................         30,100         2,706,592
    *EZCORP, Inc. ...................................................         26,055           723,808
    #F.N.B. Corp. ...................................................         88,082           888,747
    *Farmers Capital Bank Corp. .....................................          1,933             7,925
    #FBL Financial Group, Inc. Class A ..............................         20,076           655,481
     Federal Agricultural Mortgage Corp. Class A ....................            573             7,713
     Federal Agricultural Mortgage Corp. Class C ....................          5,758           116,196
    #Federated Investors, Inc. Class B ..............................         51,150           999,471
     Fidelity Bancorp, Inc. .........................................            538             4,455
     Fidelity National Financial, Inc. Class A ......................        154,001         2,377,775
     Fidelity Southern Corp. ........................................          5,813            38,366
     Fifth Third Bancorp ............................................        417,329         5,012,121
    #Financial Institutions, Inc. ...................................          8,920           146,110
    *First Acceptance Corp. .........................................          9,100            12,194
     First Advantage Bancorp ........................................          1,408            17,699
     First American Financial Corp. .................................         68,790           825,480
    #First Bancorp ..................................................          9,274           117,594
    .First Bancorp of Indiana, Inc. .................................             96               912
   #*First Bancorp, Inc. ............................................          5,920            85,189
    *First Bancshares, Inc. .........................................            200             1,029
     First Bancshares, Inc. (The) ...................................            237             1,896
     First Busey Corp. ..............................................         57,792           294,739
     First Business Financial Services, Inc. ........................          1,081            17,382
    *First California Financial Group, Inc. .........................         16,309            53,330
    *First Cash Financial Services, Inc. ............................         16,504           684,916
     First Citizens BancShares, Inc. Class A ........................          5,792           944,386
     First Commonwealth Financial Corp. .............................         64,998           299,641
     First Community Bancshares, Inc. ...............................         11,307           135,797
    *First Defiance Financial Corp. .................................          5,847            83,086
   #*First Federal Bancshares of Arkansas, Inc. .....................          2,243            12,583
    *First Federal of Northern Michigan Bancorp, Inc. ...............            200               710
    #First Financial Bancorp ........................................         39,587           649,227
    #First Financial Bankshares, Inc. ...............................         16,453           522,547
     First Financial Corp. ..........................................          8,584           282,070

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     First Financial Holdings, Inc. .................................          7,838   $        58,393
    *First Financial Northwest, Inc. ................................         11,055            61,245
    *First Financial Service Corp. ..................................            917             1,339
     First Horizon National Corp. ...................................        161,622         1,129,738
    #First Interstate Bancsystem, Inc. ..............................         10,041           126,918
     First M&F Corp. ................................................          3,188            10,074
    *First Marblehead Corp. (The) ...................................         58,899            56,543
   #*First Mariner Bancorp, Inc. ....................................            200                32
     First Merchants Corp. ..........................................         15,748           126,929
     First Midwest Bancorp, Inc. ....................................         50,230           452,572
     First Niagara Financial Group, Inc. ............................        201,813         1,854,661
     First Pactrust Bancorp, Inc. ...................................          6,663            83,821
    *First Place Financial Corp. ....................................          9,209             7,739
    *First Regional Bancorp .........................................          2,891                 7
    *First Security Group, Inc. .....................................            227               681
    *First South Bancorp, Inc. ......................................          4,472            17,888
    #First United Corp. .............................................          1,938             7,209
     First West Virginia Bancorp, Inc. ..............................            256             3,826
     Firstbank Corp. ................................................          1,646             8,296
    *FirstCity Financial Corp. ......................................          5,310            33,825
     FirstMerit Corp. ...............................................         73,822         1,034,246
    *Flagstar Bancorp, Inc. .........................................          1,940             1,474
     Flagstone Reinsurance Holdings SA ..............................         46,390           393,851
     Flushing Financial Corp. .......................................         20,490           251,207
    *FNB United Corp. ...............................................          4,340               994
   #*Forest City Enterprises, Inc. Class A ..........................        125,239         1,713,270
    *Forest City Enterprises, Inc. Class B ..........................          4,615            62,626
    *Forestar Group, Inc. ...........................................         22,125           287,625
     Fox Chase Bancorp, Inc. ........................................         11,006           139,336
     Franklin Resources, Inc. .......................................         38,219         4,075,292
     Fulton Financial Corp. .........................................        134,667         1,271,256
     GAINSCO, Inc. ..................................................            513             3,732
     Gallagher (Arthur J.) & Co. ....................................         61,718         1,907,086
     GAMCO Investors, Inc. ..........................................          3,250           153,075
    *Genworth Financial, Inc. Class A ...............................        201,542         1,285,838
    #German American Bancorp, Inc. ..................................          8,264           143,546
    #GFI Group, Inc. ................................................         80,935           349,639
    #Glacier Bancorp, Inc. ..........................................         46,730           530,386
    *Gleacher & Co., Inc. ...........................................         30,164            38,610
    *Global Indemnity P.L.C. ........................................         11,799           238,222
     Goldman Sachs Group, Inc. (The) ................................        103,629        11,352,557
    #Great Southern Bancorp, Inc. ...................................          8,856           176,146
    *Greene Bancshares, Inc. ........................................          5,781             7,978
     Greenhill & Co., Inc. ..........................................          7,605           287,317
    *Greenlight Capital Re, Ltd. Class A ............................         21,004           473,220
    *Guaranty Bancorp ...............................................          7,402             9,845
    *Guaranty Federal Bancshares, Inc. ..............................            909             5,190
    *Hallmark Financial Services, Inc. ..............................         11,405            88,503
    #Hampden Bancorp, Inc. ..........................................            818            10,266
     Hancock Holding Co. ............................................         61,056         1,849,997
     Hanover Insurance Group, Inc. (The) ............................         30,456         1,162,201
     Harleysville Group, Inc. .......................................         17,245         1,013,316
    *Harleysville Savings Financial Corp. ...........................          1,916            28,069
   #*Harris & Harris Group, Inc. ....................................         18,200            71,526
    #Hartford Financial Services Group, Inc. ........................        207,862         4,001,344
     Hawthorn Bancshares, Inc. ......................................          1,136             6,657
     HCC Insurance Holdings, Inc. ...................................         75,771         2,016,266
    #Heartland Financial USA, Inc. ..................................         10,097           157,816
    *Heritage Commerce Corp. ........................................         15,725            75,952
     Heritage Financial Corp. .......................................          9,341           117,790
     Heritage Financial Group, Inc. .................................          4,012            42,407

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     HF Financial Corp. .............................................          1,948   $        18,077
    *HFF, Inc. ......................................................         18,258           200,838
    *Hilltop Holdings, Inc. .........................................         36,556           288,061
    *Hingham Institution for Savings ................................            458            21,966
    *HMN Financial, Inc. ............................................            989             1,840
    *Home Bancorp, Inc. .............................................          4,539            66,723
    #Home Bancshares, Inc. ..........................................         19,259           451,624
     Home Federal Bancorp, Inc. .....................................         10,092           101,425
     Homeowners Choice, Inc. ........................................          2,823            22,358
     HopFed Bancorp, Inc. ...........................................          1,211             7,302
     Horace Mann Educators Corp. ....................................         26,859           361,254
     Horizon Bancorp ................................................            667            16,922
   #*Horizon Financial Corp. ........................................          3,875                20
     Hudson City Bancorp, Inc. ......................................        262,331         1,639,569
     Hudson Valley Holding Corp. ....................................         11,421           248,064
     Huntington Bancshares, Inc. ....................................        412,199         2,135,191
    #IBERIABANK Corp. ...............................................         20,356         1,052,812
    *ICG Group, Inc. ................................................         24,139           260,460
     Independence Holding Co. .......................................          7,724            64,032
    #Independent Bank Corp. (453836108) .............................         14,026           363,554
    *Independent Bank Corp. (453838609) .............................          3,800             6,536
     Indiana Community Bancorp ......................................          1,119            16,975
     Infinity Property & Casualty Corp. .............................          7,832           453,943
     Interactive Brokers Group, Inc. Class A ........................         31,605           486,085
   #*IntercontinentalExchange, Inc. .................................         23,849         3,097,508
    *Intergroup Corp. (The) .........................................            200             4,026
     International Bancshares Corp. .................................         46,464           841,928
    *Intervest Bancshares Corp. .....................................         11,225            31,318
    *INTL FCStone, Inc. .............................................         11,815           286,396
     Invesco, Ltd. ..................................................        229,160         4,599,241
    *Investment Technology Group, Inc. ..............................         24,833           283,345
    *Investors Bancorp, Inc. ........................................         82,777         1,148,945
    *Investors Capital Holdings, Ltd. ...............................          1,399             6,820
    *Investors Title Co. ............................................          1,022            36,966
     Janus Capital Group, Inc. ......................................        113,752           746,213
    #Jefferies Group, Inc. ..........................................         85,814         1,137,894
    *Jefferson Bancshares, Inc. .....................................          1,271             3,686
     JMP Group, Inc. ................................................         13,592           100,853
     Jones Lang LaSalle, Inc. .......................................         20,935         1,352,820
     JPMorgan Chase & Co. ...........................................        962,661        33,462,096
     Kaiser Federal Financial Group, Inc. ...........................          5,437            63,939
    #KBW, Inc. ......................................................         21,786           308,490
     Kearny Financial Corp. .........................................         44,060           428,704
     Kemper Corp. ...................................................         40,206         1,081,139
    #Kennedy-Wilson Holdings, Inc. ..................................          8,089           100,465
     Kentucky First Federal Bancorp .................................            936             5,775
     KeyCorp ........................................................        466,226         3,291,556
    *Knight Capital Group, Inc. Class A .............................         68,771           858,950
    #Lake Shore Bancorp, Inc. .......................................            125             1,201
    #Lakeland Bancorp, Inc. .........................................         17,161           159,426
     Lakeland Financial Corp. .......................................         11,224           268,141
     Landmark Bancorp, Inc. .........................................          1,035            16,296
    #Legg Mason, Inc. ...............................................         74,805         2,057,138
   #*Leucadia National Corp. ........................................        121,749         3,266,526
     Life Partners Holdings, Inc. ...................................          7,428            51,030
    #Lincoln National Corp. .........................................        149,603         2,849,937
     LNB Bancorp, Inc. ..............................................          5,679            25,499
     Loews Corp. ....................................................         78,586         3,119,864
    *Louisiana Bancorp, Inc. ........................................          2,100            33,894
    *LSB Financial Corp. ............................................            259             3,756
    #M&T Bank Corp. .................................................         63,494         4,832,528

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
   #*Macatawa Bank Corp. ............................................         18,694   $        49,913
    *Magyar Bancorp, Inc. ...........................................            211               622
     Maiden Holdings, Ltd. ..........................................         46,634           380,067
    #MainSource Financial Group, Inc. ...............................         11,711           109,849
     Malvern Federal Bancorp, Inc. ..................................            125               747
    *Markel Corp. ...................................................          6,349         2,453,888
     MarketAxess Holdings, Inc. .....................................         18,749           548,033
    *Marlin Business Services Corp. .................................          7,789            91,832
     Marsh & McLennan Cos., Inc. ....................................         80,765         2,473,024
    *Maui Land & Pineapple Co., Inc. ................................          2,542            11,159
     Mayflower Bancorp, Inc. ........................................            100               825
     MB Financial, Inc. .............................................         35,625           590,306
   #*MBIA, Inc. .....................................................        136,636         1,202,397
    *MBT Financial Corp. ............................................          3,390             4,339
     MCG Capital Corp. ..............................................         53,176           246,737
     Meadowbrook Insurance Group, Inc. ..............................         33,845           350,634
     Medallion Financial Corp. ......................................         11,397           135,624
    *Mercantile Bancorp, Inc. .......................................          2,087             1,044
   #*Mercantile Bank Corp. ..........................................          4,640            42,363
    #Merchants Bancshares, Inc. .....................................          4,117           117,211
     Mercury General Corp. ..........................................         36,809         1,593,830
   #*Meridian Interstate Bancorp, Inc. ..............................         13,440           175,123
     Meta Financial Group, Inc. .....................................          1,310            19,846
   #*MetLife, Inc. ..................................................        242,511         8,526,687
    *Metro Bancorp, Inc. ............................................          9,681            80,062
    *MetroCorp. Bancshares, Inc. ....................................          4,229            26,558
   .*MF Global Holdings, Ltd. .......................................         91,780            55,068
    *MGIC Investment Corp. ..........................................        119,942           319,046
     MicroFinancial, Inc. ...........................................          7,011            39,612
     Mid Penn Bancorp, Inc. .........................................            497             3,728
     MidSouth Bancorp, Inc. .........................................          5,731            78,687
     MidWestOne Financial Group, Inc. ...............................          3,102            44,359
     Montpelier Re Holdings, Ltd. ...................................         42,216           738,780
    #Moody's Corp. ..................................................         50,306         1,785,360
     Morgan Stanley .................................................        300,515         5,301,085
     MSB Financial Corp. ............................................            339             1,609
   #*MSCI, Inc. .....................................................         42,769         1,428,057
     MutualFirst Financial, Inc. ....................................          2,798            20,901
   #*Nara Bancorp, Inc. .............................................         25,643           217,453
    *NASDAQ OMX Group, Inc. (The) ...................................        103,634         2,596,032
   #*National Financial Partners Corp. ..............................         28,926           395,418
    #National Interstate Corp. ......................................         12,738           338,831
    #National Penn Bancshares, Inc. .................................        102,461           799,196
     National Security Group, Inc. ..................................            312             3,299
     National Western Life Insurance Co. Class A ....................          1,427           205,160
     Naugatuck Valley Financial Corp. ...............................            610             4,636
    *Navigators Group, Inc. (The) ...................................         11,299           515,460
    #NBT Bancorp, Inc. ..............................................         22,364           481,273
     Nelnet, Inc. Class A ...........................................         24,690           530,341
    *New Century Bancorp, Inc. ......................................            300               837
     New England Bancshares, Inc. ...................................          1,080            10,811
     New Hampshire Thrift Bancshares, Inc. ..........................          3,306            37,589
    #New York Community Bancorp, Inc. ...............................        221,649         2,950,148
    *NewBridge Bancorp ..............................................          8,157            32,628
    *Newport Bancorp, Inc. ..........................................          1,429            17,734
    *NewStar Financial, Inc. ........................................         32,427           347,617
    #Nicholas Financial, Inc. .......................................          4,022            45,690
     North Central Bancshares, Inc. .................................            200             3,378
    *North Valley Bancorp ...........................................            252             2,545
     Northeast Bancorp ..............................................             59               752
     Northeast Community Bancorp, Inc. ..............................          3,456            19,976

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
     Northern Trust Corp. ...........................................        121,227   $     4,906,057
    #Northfield Bancorp, Inc. .......................................         28,374           391,845
     Northrim Bancorp, Inc. .........................................          3,902            73,943
     Northwest Bancshares, Inc. .....................................         71,121           886,879
     Norwood Financial Corp. ........................................            901            20,993
     NYSE Euronext, Inc. ............................................        113,602         3,018,405
     Ocean Shore Holding Co. ........................................          3,964            41,582
     OceanFirst Financial Corp. .....................................         12,183           158,866
    *Ocwen Financial Corp. ..........................................         69,159         1,002,806
     Ohio Valley Banc Corp. .........................................          1,110            19,258
     Old National Bancorp ...........................................         63,386           733,376
    #Old Republic International Corp. ...............................        178,700         1,579,708
   #*Old Second Bancorp, Inc. .......................................          4,388             5,704
    *OmniAmerican Bancorp, Inc. .....................................          6,615            97,571
     OneBeacon Insurance Group, Ltd. Class A ........................         15,735           239,487
    #Oppenheimer Holdings, Inc. Class A .............................          8,464           148,712
     Oriental Financial Group, Inc. .................................         30,892           327,146
     Oritani Financial Corp. ........................................         38,610           500,386
     Osage Bancshares, Inc. .........................................            900             6,862
   #*Pacific Capital Bancorp ........................................          8,319           215,379
     Pacific Continental Corp. ......................................         10,717            92,916
    *Pacific Mercantile Bancorp .....................................          5,495            16,705
    *Pacific Premier Bancorp, Inc. ..................................          2,700            17,604
     PacWest Bancorp ................................................         23,629           416,816
    *Park Bancorp, Inc. .............................................            153               383
    #Park National Corp. ............................................         10,315           615,909
    *Park Sterling Corp. ............................................          4,076            15,693
     Parkvale Financial Corp. .......................................          2,187            47,064
    *PartnerRe, Ltd. ................................................         33,578         2,089,223
    *Patriot National Bancorp .......................................            500               925
    *Peapack-Gladstone Financial Corp. ..............................          5,258            53,211
    #Penns Woods Bancorp, Inc. ......................................          2,487            91,348
   #*Penson Worldwide, Inc. .........................................         15,638            19,235
     Peoples Bancorp of North Carolina ..............................          2,042            11,374
     Peoples Bancorp, Inc. (709788202) ..............................            470             7,849
     Peoples Bancorp, Inc. (709789101) ..............................          5,778            76,443
     People's United Financial, Inc. ................................        194,109         2,474,890
   #*PHH Corp. ......................................................         38,809           716,026
    *Phoenix Cos., Inc. (The) .......................................         74,500           111,005
    *PICO Holdings, Inc. ............................................         15,767           360,118
     Pinnacle Bancshares, Inc. ......................................            200             1,905
   #*Pinnacle Financial Partners, Inc. ..............................         22,526           338,115
    *Piper Jaffray Cos., Inc. .......................................         12,428           258,005
     Platinum Underwriters Holdings, Ltd. ...........................         25,400           879,602
  .#*PMI Group, Inc. (The) ..........................................         96,454            30,094
     PNC Financial Services Group, Inc. .............................        128,018         6,875,847
    *Popular, Inc. ..................................................        620,387         1,153,920
     Porter Bancorp, Inc. ...........................................          3,389             8,676
   #*Portfolio Recovery Associates, Inc. ............................         11,551           810,187
    *Preferred Bank .................................................            730             5,876
    *Premier Financial Bancorp, Inc. ................................          2,911            13,769
     Presidential Life Corp. ........................................         16,382           162,509
     Primerica, Inc. ................................................         40,455           915,497
    *Primus Guaranty, Ltd. ..........................................         16,378            95,648
   #*Princeton National Bancorp, Inc. ...............................          1,811             4,075
    *Principal Financial Group, Inc. ................................        158,665         4,090,384
     PrivateBancorp, Inc. ...........................................         45,349           494,304
     ProAssurance Corp. .............................................         20,795         1,591,857
    *Progressive Corp. ..............................................        124,434         2,365,490
    #Prosperity Bancshares, Inc. ....................................         31,359         1,207,008
     Protective Life Corp. ..........................................         51,389           955,835

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
    *Providence Community Bancshares, Inc. ..........................            200   $            95
     Provident Financial Holdings, Inc. .............................          6,264            57,441
     Provident Financial Services, Inc. .............................         40,283           521,665
     Provident New York Bancorp .....................................         26,263           182,528
     Prudential Bancorp, Inc. of Pennsylvania .......................          3,011            15,085
    *Prudential Financial, Inc. .....................................        118,000         6,395,600
   #*PSB Holdings, Inc. .............................................          1,100             5,220
    #Pulaski Financial Corp. ........................................          7,180            49,111
     Pzena Investment Management, Inc. Class A ......................          2,348            10,167
     QC Holdings, Inc. ..............................................          8,157            26,592
    #QCR Holdings, Inc. .............................................          1,185            10,546
    #Radian Group, Inc. .............................................         79,518           186,867
    #Raymond James Financial, Inc. ..................................         84,176         2,556,425
     Regions Financial Corp. ........................................        572,536         2,250,066
     Reinsurance Group of America, Inc. .............................         37,496         1,958,416
     RenaissanceRe Holdings, Ltd. ...................................         35,629         2,427,047
     Renasant Corp. .................................................         15,891           229,148
     Republic Bancorp, Inc. Class A .................................         11,952           243,104
    *Republic First Bancorp, Inc. ...................................         15,471            25,218
     Resource America, Inc. Class A .................................         11,223            54,656
    *Riverview Bancorp, Inc. ........................................          9,533            22,117
    #RLI Corp. ......................................................         14,238         1,001,501
     Rockville Financial, Inc. ......................................         19,823           199,221
    *Rodman & Renshaw Capital Group, Inc. ...........................         11,800             8,732
     Roma Financial Corp. ...........................................         15,243           147,400
    *Royal Bancshares of Pennsylvania, Inc. Class A .................          2,453             2,257
    *Rurban Financial Corp. .........................................          1,124             3,484
    #S&T Bancorp, Inc. ..............................................         18,678           348,718
    #S.Y. Bancorp, Inc. .............................................          8,963           184,459
    *Safeguard Scientifics, Inc. ....................................         14,355           242,743
     Safety Insurance Group, Inc. ...................................         10,100           430,462
     Salisbury Bancorp, Inc. ........................................            543            12,489
     Sandy Spring Bancorp, Inc. .....................................         16,030           272,670
    *Savannah Bancorp, Inc. (The) ...................................          1,441             8,070
     SCBT Financial Corp. ...........................................          9,286           274,216
     SeaBright Holdings, Inc. .......................................         13,386            96,111
    *Seacoast Banking Corp. of Florida ..............................          6,793            10,122
    *Security National Financial Corp. Class A ......................            778               949
     SEI Investments Co. ............................................         97,330         1,575,773
     Selective Insurance Group, Inc. ................................         36,059           578,026
     Shore Bancshares, Inc. .........................................          3,114            16,006
     SI Financial Group, Inc. .......................................          5,540            49,029
    *Siebert Financial Corp. ........................................          3,562             5,414
     Sierra Bancorp .................................................          7,684            84,063
   #*Signature Bank .................................................         22,742         1,267,866
    #Simmons First National Corp. Class A ...........................         11,429           296,697
     SLM Corp. ......................................................        259,903         3,552,874
     Somerset Hills Bancorp .........................................          1,508            11,551
     South Street Financial Corp. ...................................            300             1,635
    *Southcoast Financial Corp. .....................................          2,016             3,347
    *Southern Community Financial Corp. .............................          5,725             6,040
    *Southern Connecticut Bancorp, Inc. .............................            400               932
    *Southern First Bancshares, Inc. ................................            870             6,803
     Southern Missouri Bancorp, Inc. ................................            557            12,477
    *Southern National Bancorp of Virginia, Inc. ....................            302             1,845
    #Southside Bancshares, Inc. .....................................         10,664           219,358
    *Southwest Bancorp, Inc. ........................................         11,235            52,804
     Southwest Georgia Financial Corp. ..............................            863             6,451
   #*St. Joe Co. (The) ..............................................         56,568           811,751
     StanCorp Financial Group, Inc. .................................         28,490           966,951
     State Auto Financial Corp. .....................................         26,416           351,069

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
    #State Bancorp, Inc. ............................................          8,292   $        98,094
     State Street Corp. .............................................        125,675         5,076,013
     StellarOne Corp. ...............................................         14,941           179,143
    #Sterling Bancorp ...............................................         20,710           170,858
    #Stewart Information Services Corp. .............................         12,154           122,026
   #*Stifel Financial Corp. .........................................         33,007         1,051,933
    *Stratus Properties, Inc. .......................................          2,912            21,636
   #*Suffolk Bancorp ................................................          5,079            43,222
     Summit State Bank ..............................................          1,967            11,340
    *Sun Bancorp, Inc. ..............................................         24,520            72,824
     SunTrust Banks, Inc. ...........................................        118,475         2,337,512
    #Susquehanna Bancshares, Inc. ...................................         95,999           696,953
   #*Sussex Bancorp .................................................            332             1,746
    *SVB Financial Group ............................................         29,238         1,343,194
     SWS Group, Inc. ................................................         12,800            70,528
     Symetra Financial Corp. ........................................         77,272           716,311
    #Synovus Financial Corp. ........................................        510,451           765,676
    #T. Rowe Price Group, Inc. ......................................         41,480         2,191,803
    *Taylor Capital Group, Inc. .....................................         10,061            93,467
    #TCF Financial Corp. ............................................         97,666         1,039,166
     TD Ameritrade Holding Corp. ....................................        109,241         1,833,064
     Teche Holding Co. ..............................................            824            26,121
   #*Tejon Ranch Co. ................................................         10,444           271,440
   #*Tennessee Commerce Bancorp, Inc. ...............................          5,387               701
     Territorial Bancorp, Inc. ......................................          7,968           156,571
    #Teton Advisors, Inc. ...........................................             29               518
    *Texas Capital Bancshares, Inc. .................................         25,066           701,848
     TF Financial Corp. .............................................          1,328            25,763
    *TFS Financial Corp. ............................................        137,812         1,269,249
    *Thomas Properties Group, Inc. ..................................         31,662            80,105
    *TIB Financial Corp. ............................................            222             2,321
    *Tidelands Bancshares, Inc. .....................................            957               167
    *Timberland Bancorp, Inc. .......................................          1,600             6,976
    #Tompkins Financial Corp. .......................................          7,255           286,065
     Torchmark Corp. ................................................         56,164         2,298,793
    #Tower Bancorp, Inc. ............................................          7,030           180,812
    *Tower Financial Corp. ..........................................            578             4,555
    #Tower Group, Inc. ..............................................         27,467           651,792
    #TowneBank ......................................................         17,823           222,075
     Transatlantic Holdings, Inc. ...................................         37,523         1,952,697
     Travelers Cos., Inc. (The) .....................................        118,337         6,904,964
    *Tree.com, Inc. .................................................          5,049            27,265
    #TriCo. Bancshares ..............................................          9,792           145,215
     Trustco Bank Corp. .............................................         61,089           303,001
    #Trustmark Corp. ................................................         43,252           957,599
     U.S. Bancorp ...................................................        443,086        11,338,571
     UMB Financial Corp. ............................................         27,353         1,008,505
    #Umpqua Holdings Corp. ..........................................         78,946           903,932
     Unico American Corp. ...........................................            100             1,182
     Union Bankshares, Inc. .........................................            863            16,570
     Union First Market Bankshares Corp. ............................         16,820           215,632
    *United Bancshares, Inc. (909458101) ............................          1,036             8,309
    #United Bancshares, Inc. (909907107) ............................         33,968           806,400
    *United Community Bancorp .......................................            151               865
   #*United Community Banks, Inc. ...................................         16,578           122,511
    *United Community Financial Corp. ...............................          4,832             5,750
     United Financial Bancorp, Inc. .................................         11,156           180,058
     United Fire & Casualty Co. .....................................         21,736           408,854
    *United Security Bancshares .....................................          4,153            11,587
    *Unity Bancorp, Inc. ............................................          3,873            24,787
    #Universal Insurance Holdings, Inc. .............................         26,680           112,590

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Financials -- (Continued)
    #Univest Corp. of Pennsylvania ..................................         10,644   $       161,895
     Unum Group .....................................................        154,211         3,676,390
     Validus Holdings, Ltd. .........................................         66,893         1,830,192
    #Valley National Bancorp ........................................        116,459         1,397,508
     ViewPoint Financial Group ......................................         31,417           404,337
    *Virginia Commerce Bancorp, Inc. ................................         18,944           120,484
    *Virtus Investment Partners, Inc. ...............................          1,826           113,942
     VIST Financial Corp. ...........................................          1,876            12,757
     VSB Bancorp, Inc. ..............................................            169             1,690
    *Waccamaw Bankshares, Inc. ......................................            550               270
    #Waddell & Reed Financial, Inc. .................................         23,438           649,936
    #Washington Banking Co. .........................................          9,592           113,377
     Washington Federal, Inc. .......................................         74,345         1,014,809
    #Washington Trust Bancorp, Inc. .................................         10,679           250,743
    *Waterstone Financial, Inc. .....................................         11,872            30,748
     Wayne Savings Bancshares, Inc. .................................            955             7,950
     Webster Financial Corp. ........................................         57,884         1,136,842
     Wells Fargo & Co. ..............................................      1,201,867        31,140,374
     WesBanco, Inc. .................................................         17,939           356,269
     West Bancorporation, Inc. ......................................         11,710           115,226
    *West Coast Bancorp .............................................         12,546           187,312
    #Westamerica Bancorporation .....................................         15,080           675,886
    *Western Alliance Bancorp .......................................         53,135           345,378
     Westfield Financial, Inc. ......................................         18,426           131,009
     Westwood Holdings Group, Inc. ..................................          2,354            86,251
     White Mountains Insurance Group, Ltd. ..........................          5,248         2,204,160
     White River Capital, Inc. ......................................            986            18,971
     Willis Group Holdings P.L.C. ...................................         39,044         1,417,688
    *Wilshire Bancorp, Inc. .........................................         16,613            56,816
    #Wintrust Financial Corp. .......................................         24,486           707,156
    *World Acceptance Corp. .........................................          9,067           613,383
    #WR Berkley Corp. ...............................................         70,597         2,457,482
    *WSB Holdings, Inc. .............................................          1,227             2,804
    *WSFS Financial Corp. ...........................................            245             9,739
     WVS Financial Corp. ............................................            803             7,428
     XL Group P.L.C. ................................................        155,107         3,372,026
    *Yadkin Valley Financial Corp. ..................................          6,276            13,305
     Zions Bancorporation ...........................................        121,123         2,102,695
    *ZipRealty, Inc. ................................................         11,687            22,088
                                                                                       ---------------
Total Financials ....................................................                      560,933,039
                                                                                       ---------------
Health Care -- (9.7%)
    *Abaxis, Inc. ...................................................          5,390           151,243
    #Abbott Laboratories ............................................        244,235        13,156,939
   #*ABIOMED, Inc. ..................................................         20,235           304,739
   #*Accretive Health, Inc. .........................................         21,920           521,915
    *Accuray, Inc. ..................................................         37,893           151,572
   #*Achillion Pharmaceuticals, Inc. ................................         12,188            77,272
    *Adcare Health Systems, Inc. ....................................          2,841            12,387
    *Addus HomeCare Corp. ...........................................          5,033            19,377
   #*ADVENTRX Pharmaceuticals, Inc. .................................         13,311            14,775
     Aetna, Inc. ....................................................         88,007         3,499,158
    *Affymax, Inc. ..................................................         23,828           126,765
    *Affymetrix, Inc. ...............................................         48,866           273,161
    *Agilent Technologies, Inc. .....................................         57,511         2,131,933
    *Air Methods Corp. ..............................................          6,700           541,494
   #*Akorn, Inc. ....................................................          9,885            88,866
    *Albany Molecular Research, Inc. ................................         21,162            67,930
    *Alere, Inc. ....................................................         53,568         1,395,982
    *Alexion Pharmaceuticals, Inc. ..................................         34,740         2,345,297
   #*Alexza Pharmaceuticals, Inc. ...................................         19,627            27,282

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
    *Align Technology, Inc. .........................................         41,960   $       966,339
    *Alkermes P.L.C. ................................................         41,565           726,972
    #Allergan, Inc. .................................................         57,362         4,825,291
    *Alliance HealthCare Services, Inc. .............................         29,438            32,676
    *Allied Healthcare Products, Inc. ...............................          1,583             5,667
    *Allos Therapeutics, Inc. .......................................         13,000            19,110
    *Allscripts Healthcare Solutions, Inc. ..........................         98,540         1,887,041
    *Almost Family, Inc. ............................................          5,361            99,929
   #*Alnylam Pharmaceuticals, Inc. ..................................         15,917           129,246
    *Alphatec Holdings, Inc. ........................................         56,318           116,578
    *AMAG Pharmaceuticals, Inc. .....................................         13,289           187,508
   #*Amedisys, Inc. .................................................         17,883           234,804
    *American Dental Partners, Inc. .................................         10,358           109,380
    *American Shared Hospital Services ..............................            797             2,072
   #*AMERIGROUP Corp. ...............................................         31,603         1,758,075
     AmerisourceBergen Corp. ........................................         68,769         2,805,775
     Amgen, Inc. ....................................................        198,736        11,381,611
    *Amicus Therapeutics, Inc. ......................................          9,223            30,344
   #*AMN Healthcare Services, Inc. ..................................         25,158           119,249
    *Amsurg Corp. ...................................................         20,127           509,817
     Analogic Corp. .................................................          8,314           449,621
    *AngioDynamics, Inc. ............................................         17,265           266,054
    *Anika Therapeutics, Inc. .......................................          8,090            49,349
    *Anthera Pharmaceuticals, Inc. ..................................         15,497            99,026
    *ARCA Biopharma, Inc. ...........................................          2,610             2,975
   #*Ardea Biosciences, Inc. ........................................            696            13,857
   #*Ariad Pharmaceuticals, Inc. ....................................         65,500           761,765
    *Arqule, Inc. ...................................................         11,832            68,744
    *Array BioPharma, Inc. ..........................................         15,525            37,415
     Arrhythmia Research Technology, Inc. ...........................          1,150             4,025
    *ArthroCare Corp. ...............................................         14,207           428,341
    #Assisted Living Concepts, Inc. .................................         12,672           180,069
    *Astex Pharmaceuticals, Inc. ....................................         37,640            72,645
   #*athenahealth, Inc. .............................................         10,586           560,105
    *AtriCure, Inc. .................................................          2,500            27,900
     Atrion Corp. ...................................................          1,150           258,750
    *AVANIR Pharmaceuticals, Inc. ...................................          5,188            15,512
   #*AVI BioPharma, Inc. ............................................          1,252             1,227
     Bard (C.R.), Inc. ..............................................         16,683         1,433,904
     Baxter International, Inc. .....................................         90,141         4,955,952
     Becton Dickinson & Co. .........................................         35,205         2,754,087
   #*Bioanalytical Systems, Inc. ....................................            400               540
    *BioClinica, Inc. ...............................................          8,468            37,852
   #*BioCryst Pharmaceuticals, Inc. .................................          9,125            28,014
    *Biogen Idec, Inc. ..............................................         37,057         4,311,953
    *BioMarin Pharmaceutical, Inc. ..................................         57,376         1,957,095
    *BioMimetic Therapeutics, Inc. ..................................          4,613            14,946
    *Bio-Rad Laboratories, Inc. Class A .............................         15,232         1,516,346
    *Bio-Rad Laboratories, Inc. Class B .............................          1,562           156,294
   #*Bio-Reference Labs, Inc. .......................................         15,100           302,604
    *BioScrip, Inc. .................................................         36,428           236,782
    *BioSpecifics Technologies Corp. ................................            900            15,300
   #*Boston Scientific Corp. ........................................        790,734         4,657,423
    *Bovie Medical Corp. ............................................          6,922            17,997
     Bristol-Myers Squibb Co. .......................................        248,050         7,835,900
    *Brookdale Senior Living, Inc. ..................................         61,601         1,021,345
   #*Bruker Corp. ...................................................         41,350           596,680
    *Caliper Life Sciences, Inc. ....................................         21,066           220,772
    *Cambrex Corp. ..................................................         18,742           103,268
     Cantel Medical Corp. ...........................................         11,566           319,222
    *Capital Senior Living Corp. ....................................         16,509           128,935

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
    *Cardica, Inc. ..................................................          1,700   $         3,604
     Cardinal Health, Inc. ..........................................         91,267         4,040,390
    *CardioNet, Inc. ................................................         13,382            37,871
    *Cardiovascular Systems, Inc. ...................................          3,600            29,808
    *CareFusion Corp. ...............................................        116,396         2,979,738
    *CAS Medical Systems, Inc. ......................................          2,600             5,148
    *Catalyst Health Solutions, Inc. ................................         26,021         1,430,374
   #*Celgene Corp. ..................................................         79,949         5,183,094
    *Celldex Therapeutics, Inc. .....................................         22,636            72,662
   #*Celsion Corp. ..................................................          3,000             9,900
    *Centene Corp. ..................................................         33,939         1,192,956
   #*Cepheid, Inc. ..................................................         17,947           643,938
   #*Cerner Corp. ...................................................         34,014         2,157,508
    *Cerus Corp. ....................................................          7,947            21,218
    *Charles River Laboratories International, Inc. .................         37,269         1,203,043
     Chemed Corp. ...................................................         11,400           676,704
    *Chindex International, Inc. ....................................          8,632            95,902
     CIGNA Corp. ....................................................        125,826         5,579,125
   #*Codexis, Inc. ..................................................          5,607            25,848
    *Columbia Laboratories, Inc. ....................................          3,090             7,818
    *CombiMatrix Corp. ..............................................          1,786             4,126
    *Community Health Systems, Inc. .................................         55,305           966,731
     Computer Programs & Systems, Inc. ..............................          2,569           131,199
   #*Conceptus, Inc. ................................................         15,041           173,272
    *CONMED Corp. ...................................................         19,005           499,261
    *Conmed Healthcare Management, Inc. .............................          2,385             9,063
     Cooper Cos., Inc. (The) ........................................         30,385         2,105,680
    *Cornerstone Therapeutics, Inc. .................................          1,213             7,436
    *Corvel Corp. ...................................................          4,785           246,762
   #*Covance, Inc. ..................................................         31,755         1,610,931
    *Coventry Health Care, Inc. .....................................         76,796         2,442,881
     Covidien P.L.C. ................................................         68,466         3,220,641
   #*Cross Country Healthcare, Inc. .................................         18,516            92,580
    *CryoLife, Inc. .................................................         18,567            85,594
   #*Cubist Pharmaceuticals, Inc. ...................................         33,114         1,252,040
   #*Cumberland Pharmaceuticals, Inc. ...............................         13,684            78,820
   #*Curis, Inc. ....................................................            600             2,208
    *Cutera, Inc. ...................................................          8,325            59,440
    *Cyberonics, Inc. ...............................................          9,968           287,078
    *Cynosure, Inc. Class A .........................................          6,183            75,247
    *Cytokinetics, Inc. .............................................         14,824            17,196
   #*Cytori Therapeutics, Inc. ......................................          6,303            19,098
    *DaVita, Inc. ...................................................         24,818         1,737,260
     Daxor Corp. ....................................................          2,013            20,694
   #*Dendreon Corp. .................................................         26,183           286,442
    #DENTSPLY International, Inc. ...................................         39,741         1,468,827
    *DepoMed, Inc. ..................................................         26,458           118,532
    *DexCom, Inc. ...................................................          2,397            23,467
    *Digirad Corp. ..................................................          9,575            22,980
    *Durect Corp. ...................................................         18,393            29,245
    *DUSA Pharmaceuticals, Inc. .....................................          7,469            33,610
    *Dyax Corp. .....................................................         24,678            33,315
    *Dynacq Healthcare, Inc. ........................................          2,500             2,675
   #*Edwards Lifesciences Corp. .....................................         31,200         2,353,104
    #Eli Lilly & Co. ................................................        169,596         6,302,187
    *Emdeon, Inc. Class A ...........................................         56,724         1,076,054
    *Emergent Biosolutions, Inc. ....................................         23,685           446,699
   #*Emeritus Corp. .................................................         21,583           382,235
    *Endo Pharmaceuticals Holdings, Inc. ............................         72,822         2,352,879
   #*Endologix, Inc. ................................................          8,961            97,585
     Ensign Group, Inc. (The) .......................................         12,887           293,308

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
    *EnteroMedics, Inc. .............................................            100   $           190
    *Enzo Biochem, Inc. .............................................         23,675            67,710
   #*Enzon Pharmaceuticals, Inc. ....................................         34,329           252,318
   #*eResearch Technology, Inc. .....................................         32,255           164,823
   #*Exact Sciences Corp. ...........................................          1,550            12,322
    *Exactech, Inc. .................................................          8,387           134,192
   #*Exelixis, Inc. .................................................         27,064           209,205
    *Express Scripts, Inc. ..........................................         93,072         4,256,183
    *Five Star Quality Care, Inc. ...................................         21,218            54,955
    *Forest Laboratories, Inc. ......................................        139,102         4,353,893
    *Furiex Pharmaceuticals, Inc. ...................................          6,179            87,742
   #*Genomic Health, Inc. ...........................................          3,878            82,989
   #*Gen-Probe, Inc. ................................................         26,222         1,575,942
    *Gentiva Health Services, Inc. ..................................         18,665            77,273
    *GenVec, Inc. ...................................................            183               578
   #*Geron Corp. ....................................................         28,511            67,001
    *Gilead Sciences, Inc. ..........................................        126,952         5,288,820
    *Greatbatch, Inc. ...............................................         16,207           361,902
    *GTx, Inc. ......................................................          7,701            33,807
    *Haemonetics Corp. ..............................................         13,729           836,783
   #*Halozyme Therapeutics, Inc. ....................................          4,745            40,000
    *Hanger Orthopedic Group, Inc. ..................................         21,967           381,567
    *Harvard Bioscience, Inc. .......................................         17,901            81,629
    *Health Management Associates, Inc. .............................        131,665         1,153,385
   #*Health Net, Inc. ...............................................         61,334         1,704,472
    *HealthSouth Corp. ..............................................         49,567           875,353
    *Healthspring, Inc. .............................................         44,961         2,425,196
    *HealthStream, Inc. .............................................         10,500           159,390
    *Healthways, Inc. ...............................................         22,346           159,997
   #*Henry Schein, Inc. .............................................         27,696         1,919,887
     Hill-Rom Holdings, Inc. ........................................         33,568         1,130,235
    *Hi-Tech Pharmacal Co., Inc. ....................................          7,400           262,848
   #*HMS Holdings Corp. .............................................         19,013           464,678
    *Hologic, Inc. ..................................................        134,527         2,168,575
    *Hospira, Inc. ..................................................         40,212         1,264,667
    *Human Genome Sciences, Inc. ....................................         56,995           584,769
     Humana, Inc. ...................................................         90,102         7,648,759
   #*ICU Medical, Inc. ..............................................          8,810           346,321
    *Idenix Pharmaceuticals, Inc. ...................................         25,986           155,916
    *Idera Pharmaceuticals, Inc. ....................................         12,837            21,053
    *IDEXX Laboratories, Inc. .......................................         12,800           921,472
   #*Illumina, Inc. .................................................         25,206           771,808
   #*ImmunoGen, Inc. ................................................          2,932            39,817
   #*Immunomedics, Inc. .............................................         17,369            63,223
    *Impax Laboratories, Inc. .......................................         36,467           689,591
   #*Incyte Corp. ...................................................         67,332           927,162
    *Infinity Pharmaceuticals, Inc. .................................         11,703            88,592
   #*Insulet Corp. ..................................................            191             3,117
    *Integra LifeSciences Holdings Corp. ............................         14,948           479,233
    *IntegraMed America, Inc. .......................................          6,946            55,637
   #*InterMune, Inc. ................................................         26,758           682,329
    *Intuitive Surgical, Inc. .......................................          6,084         2,639,604
     Invacare Corp. .................................................         21,051           472,595
   #*IPC The Hospitalist Co. ........................................          8,610           361,017
    *Iridex Corp. ...................................................          4,016            13,695
    *IRIS International, Inc. .......................................         11,087           100,448
    *ISTA Pharmaceuticals, Inc. .....................................         15,415            63,818
    *Jazz Pharmaceuticals, Inc. .....................................         20,975           817,186
     Johnson & Johnson ..............................................        435,957        28,071,271
   #*Kensey Nash Corp. ..............................................          4,821           129,588
   #*Keryx Biopharmaceuticals, Inc. .................................          1,443             4,517

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
     Kewaunee Scientific Corp. ......................................          1,352   $        12,256
    *Kindred Healthcare, Inc. .......................................         32,837           382,551
    *Kinetic Concepts, Inc. .........................................         41,063         2,808,299
   #*K-V Pharmaceutical Co. Class A .................................         17,927            19,899
   #*K-V Pharmaceutical Co. Class B .................................          3,153             4,414
    *Laboratory Corp. of America Holdings ...........................         23,347         1,957,646
     Landauer, Inc. .................................................          2,984           152,930
   #*Lannet Co., Inc. ...............................................         15,983            65,370
    *LCA-Vision, Inc. ...............................................          8,304            26,822
     LeMaitre Vascular, Inc. ........................................          8,529            49,298
    *LHC Group, Inc. ................................................         11,200           175,728
    *Life Technologies Corp. ........................................         89,522         3,640,860
   #*LifePoint Hospitals, Inc. ......................................         35,763         1,382,598
     Lincare Holdings, Inc. .........................................         49,441         1,164,336
   #*Luminex Corp. ..................................................         12,520           274,939
    *Luna Innovations, Inc. .........................................             90               101
    *Magellan Health Services, Inc. .................................         20,823         1,071,760
   #*MAKO Surgical Corp. ............................................            400            15,380
   #*MannKind Corp. .................................................         12,777            39,864
   #*Marina Biotech, Inc. ...........................................            250                40
    *Masimo Corp. ...................................................          5,920           122,426
    *Maxygen, Inc. ..................................................         18,827           111,079
     McKesson Corp. .................................................         49,595         4,044,472
    *MedAssets, Inc. ................................................         25,609           272,992
    *MedCath Corp. ..................................................         11,283            81,238
    *Medco Health Solutions, Inc. ...................................         59,160         3,245,518
    *Medical Action Industries, Inc. ................................         11,743            61,533
    *Medicines Co. (The) ............................................         28,520           533,894
    *MediciNova, Inc. ...............................................          1,257             2,640
     Medicis Pharmaceutical Corp. Class A ...........................         34,660         1,327,131
    *Medidata Solutions, Inc. .......................................          3,831            68,881
    *Mednax, Inc. ...................................................         27,241         1,792,458
    *MedQuist Holdings, Inc. ........................................         14,896           127,361
     MEDTOX Scientific, Inc. ........................................          4,380            64,123
     Medtronic, Inc. ................................................        166,823         5,795,431
     Merck & Co., Inc. ..............................................        709,740        24,486,030
    *Merge Healthcare, Inc. .........................................         18,479           121,961
    #Meridian Bioscience, Inc. ......................................          7,352           133,953
    *Merit Medical Systems, Inc. ....................................         27,714           371,922
    *Metropolitan Health Networks, Inc. .............................         22,803           148,676
    *Mettler Toledo International, Inc. .............................          7,700         1,182,720
   #*Micromet, Inc. .................................................         22,946           150,755
    *Misonix, Inc. ..................................................          2,220             3,774
    *Molina Healthcare, Inc. ........................................         30,200           639,636
   #*Momenta Pharmaceuticals, Inc. ..................................         26,802           396,670
    *MWI Veterinary Supply, Inc. ....................................          4,130           311,815
    *Mylan, Inc. ....................................................        135,886         2,659,289
    *Myrexis, Inc. ..................................................         16,233            45,128
    *Myriad Genetics, Inc. ..........................................         46,150           982,072
    *Nabi Biopharmaceuticals ........................................         18,444            33,937
    *Nanosphere, Inc. ...............................................         13,230            19,977
    #National Healthcare Corp. ......................................          8,853           339,158
     National Research Corp. ........................................          3,631           121,275
    *Natus Medical, Inc. ............................................         23,897           205,514
    *Neogen Corp. ...................................................          7,951           307,306
   #*Neuralstem, Inc. ...............................................         11,052            14,589
    *Neurocrine Biosciences, Inc. ...................................          9,250            57,905
   #*NeurogesX, Inc. ................................................          2,593             2,852
    *Neurometrix, Inc. ..............................................            398               696
   #*Novavax, Inc. ..................................................         11,711            18,503
    *NPS Pharmaceuticals, Inc. ......................................          6,025            31,149

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
    *NuVasive, Inc. .................................................         26,387   $       391,055
    *NxStage Medical, Inc. ..........................................          4,984           114,582
    *Obagi Medical Products, Inc. ...................................         10,400            98,176
    #Omnicare, Inc. .................................................         80,336         2,395,620
    *Omnicell, Inc. .................................................         21,425           320,304
    *OncoGenex Pharmaceutical, Inc. .................................          1,100            12,760
    *Oncothyreon, Inc. ..............................................          5,600            38,976
    *Onyx Pharmaceuticals, Inc. .....................................         34,616         1,416,833
    *Optimer Pharmaceuticals, Inc. ..................................         21,622           308,546
    *OraSure Technologies, Inc. .....................................         21,612           200,775
    *Orchid Cellmark, Inc. ..........................................          4,503            12,113
   #*Orexigen Therapeutics, Inc. ....................................         10,371            22,712
    *Orthofix International N.V .....................................         10,589           371,780
   #*Osiris Therapeutics, Inc. ......................................          8,066            43,234
    #Owens & Minor, Inc. ............................................         32,802           981,436
    *Pain Therapeutics, Inc. ........................................         19,386            86,268
    *Palomar Medical Technologies, Inc. .............................         11,643            99,082
    *Par Pharmaceutical Cos., Inc. ..................................         21,351           653,341
    *PAREXEL International Corp. ....................................         37,527           826,720
    #Patterson Cos., Inc. ...........................................         58,683         1,846,754
    *PDI, Inc. ......................................................         10,163            65,450
    #PDL BioPharma, Inc. ............................................         72,767           441,696
    *PerkinElmer, Inc. ..............................................         77,999         1,612,239
    *Pernix Therapeutics Holdings, Inc. .............................          2,907            31,105
    #Perrigo Co. ....................................................         20,477         1,848,664
     Pfizer, Inc. ...................................................      1,820,669        35,066,085
     Pharmaceutical Product Development, Inc. .......................         57,879         1,909,428
    *Pharmasset, Inc. ...............................................         13,400           943,360
   #*PharMerica Corp. ...............................................         19,097           297,913
    *PHC, Inc. ......................................................          6,670            13,006
    *PhotoMedex, Inc. ...............................................          1,273            17,186
    *Poniard Pharmaceuticals, Inc. ..................................          3,000               450
    *Pozen, Inc. ....................................................          6,698            17,080
    *Progenics Pharmaceuticals, Inc. ................................         14,049            92,302
    *ProPhase Labs, Inc. ............................................          3,827             3,100
    *Providence Service Corp. .......................................          8,046           100,575
    *pSivida Corp. ..................................................          8,197            37,624
   #*PSS World Medical, Inc. ........................................         28,498           634,080
     Psychemedics Corp. .............................................            400             3,560
    #Quality Systems, Inc. ..........................................         16,560           644,350
     Quest Diagnostics, Inc. ........................................         51,406         2,868,455
   #*Questcor Pharmaceuticals, Inc. .................................         23,345           948,040
   #*Quidel Corp. ...................................................         15,907           284,099
    *RadNet, Inc. ...................................................         11,458            29,447
   #*Raptor Pharmaceutical Corp. ....................................            152               751
    *Regeneron Pharmaceuticals, Inc. ................................         26,202         1,448,971
    *Repligen Corp. .................................................         17,436            59,805
   #*ResMed, Inc. ...................................................         38,200         1,081,060
    *Retractable Technologies, Inc. .................................          2,700             3,834
    *Rigel Pharmaceuticals, Inc. ....................................         35,784           280,904
    *Rochester Medical Corp. ........................................          6,888            55,104
   #*Rockwell Medical Technologies, Inc. ............................          3,676            30,989
    *RTI Biologics, Inc. ............................................         36,188           162,846
   #*Salix Pharmaceuticals, Ltd. ....................................         22,724           778,411
   #*Sangamo BioSciences, Inc. ......................................          6,014            19,966
    *Santarus, Inc. .................................................         24,599            75,027
    *SciClone Pharmaceuticals, Inc. .................................         33,998           143,132
   #*Seattle Genetics, Inc. .........................................         32,700           719,400
   #*Select Medical Holdings Corp. ..................................         96,847           842,569
    *SeraCare Life Sciences, Inc. ...................................            259               730
    *Sirona Dental Systems, Inc. ....................................         29,218         1,399,542

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
    *Skilled Healthcare Group, Inc. Class A .........................         12,856   $        48,596
    *Solta Medical, Inc. ............................................         34,785            76,179
    *Somaxon Pharmaceuticals, Inc. ..................................          2,500             2,425
   #*SonoSite, Inc. .................................................          7,900           244,821
    *Span-American Medical System, Inc. .............................          1,628            23,085
    *Spectranetics Corp. ............................................         16,764           131,430
   #*Spectrum Pharmaceuticals, Inc. .................................         28,688           318,150
    *SRI/Surgical Express, Inc. .....................................          3,432            13,762
     St. Jude Medical, Inc. .........................................         53,240         2,076,360
    *Staar Surgical Co. .............................................          7,839            70,551
   #*Stereotaxis, Inc. ..............................................         18,999            22,039
     STERIS Corp. ...................................................         30,204           935,720
    *Strategic Diagnostics, Inc. ....................................          6,364            11,710
     Stryker Corp. ..................................................         47,259         2,264,179
    *Sucampo Pharmaceuticals, Inc. Class A ..........................          7,466            32,850
   #*Sun Healthcare Group, Inc. .....................................         13,160            34,479
    *SunLink Health Systems, Inc. ...................................          2,605             4,806
   #*Sunrise Senior Living, Inc. ....................................         29,738           163,559
    *SurModics, Inc. ................................................         11,120           117,205
    *Symmetry Medical, Inc. .........................................         23,613           214,642
    *Synovis Life Technologies, Inc. ................................          7,241           130,048
   #*Synta Pharmaceuticals Corp. ....................................          5,730            21,201
    *Targacept, Inc. ................................................          1,302            22,915
    *Team Health Holdings, Inc. .....................................         33,703           684,845
     Techne Corp. ...................................................         12,440           855,872
     Teleflex, Inc. .................................................         28,015         1,676,978
    *Tenet Healthcare Corp. .........................................        316,988         1,499,353
    *Theragenics Corp. ..............................................          4,600             6,900
   #*Theravance, Inc. ...............................................         27,883           619,839
    *Thermo Fisher Scientific, Inc. .................................         89,213         4,484,738
    *Thoratec Corp. .................................................         32,307         1,179,529
    *TranS1, Inc. ...................................................         10,703            19,479
    *Transcend Services, Inc. .......................................          5,675           155,098
   #*Transcept Pharmaceuticals, Inc. ................................          8,566            74,696
    *Trimeris, Inc. .................................................          9,989            30,267
    *Triple-S Management Corp. Class B ..............................         13,026           247,494
     U.S. Physical Therapy, Inc. ....................................          5,900           115,168
    *United Therapeutics Corp. ......................................         30,578         1,337,176
     UnitedHealth Group, Inc. .......................................        245,508        11,781,929
    *Universal American Corp. .......................................         53,311           613,076
     Universal Health Services, Inc. ................................         62,318         2,490,850
    *Urologix, Inc. .................................................            800               832
   #*Uroplasty, Inc. ................................................          2,100             9,471
     Utah Medical Products, Inc. ....................................          2,094            55,271
   #*Varian Medical Systems, Inc. ...................................         22,209         1,304,112
    *Vascular Solutions, Inc. .......................................          8,500            90,185
    *VCA Antech, Inc. ...............................................         55,908         1,136,051
    *Vertex Pharmaceuticals, Inc. ...................................         39,868         1,578,374
    *Vical, Inc. ....................................................         37,310           111,557
    *Viropharma, Inc. ...............................................         52,023         1,052,946
    *Volcano Corp. ..................................................          7,264           181,092
    *Warner Chilcott P.L.C. .........................................         39,600           717,552
   #*Waters Corp. ...................................................         19,281         1,544,794
    *Watson Pharmaceuticals, Inc. ...................................         72,376         4,860,772
    *WellCare Health Plans, Inc. ....................................         25,906         1,269,653
     WellPoint, Inc. ................................................         89,643         6,176,403
     West Pharmaceutical Services, Inc. .............................         19,026           739,541
   #*Wright Medical Group, Inc. .....................................         26,755           459,918
   #*XenoPort, Inc. .................................................         13,413            81,819
     Young Innovations, Inc. ........................................          5,105           146,769
   #*Zalicus, Inc. ..................................................         45,036            66,203

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Health Care -- (Continued)
    *Zimmer Holdings, Inc. ..........................................         81,371   $     4,282,556
    *Zoll Medical Corp. .............................................         10,656           402,903
                                                                                       ---------------
Total Health Care ...................................................                      410,963,943
                                                                                       ---------------
Industrials -- (11.1%)
   #*3D Systems Corp. ...............................................         18,135           295,056
     3M Co. .........................................................        106,707         8,431,987
     A.O. Smith Corp. ...............................................         26,311           977,717
    *A.T. Cross Co. Class A .........................................          3,732            45,381
   #*A123 Systems, Inc. .............................................         85,074           291,804
    #AAON, Inc. .....................................................         12,877           272,606
     AAR Corp. ......................................................         28,004           558,120
     ABM Industries, Inc. ...........................................         36,920           746,522
    *Acacia Research - Acacia Technologies ..........................         20,276           807,796
   #*ACCO Brands Corp. ..............................................         26,346           180,997
    #Aceto Corp. ....................................................         16,345           103,627
    *Active Power, Inc. .............................................          1,800             1,641
     Actuant Corp. Class A ..........................................         44,222           994,995
     Acuity Brands, Inc. ............................................         22,755         1,053,557
    *Advisory Board Co. (The) .......................................          5,300           324,625
    *AECOM Technology Corp. .........................................         80,691         1,688,056
    *Aegion Corp. ...................................................         23,800           352,002
    *AeroCentury Corp. ..............................................            982             5,745
    *Aerosonic Corp. ................................................            400               940
   #*Aerovironment, Inc. ............................................         11,574           382,289
    *AGCO Corp. .....................................................         46,542         2,039,936
    *Air Transport Services Group, Inc. .............................         40,249           222,979
     Aircastle, Ltd. ................................................         39,578           480,081
     Alamo Group, Inc. ..............................................          7,467           178,088
    *Alaska Air Group, Inc. .........................................         24,497         1,629,785
     Albany International Corp. .....................................         18,360           414,752
     Alexander & Baldwin, Inc. ......................................         28,118         1,167,178
   #*Allegiant Travel Co. ...........................................         10,084           523,965
     Alliant Techsystems, Inc. ......................................         22,661         1,316,151
   .*Allied Defense Group, Inc. .....................................          3,200            10,080
     Allied Motion Technologies, Inc. ...............................          3,616            19,020
    *Altra Holdings, Inc. ...........................................         13,756           202,213
    *Amerco, Inc. ...................................................         13,034           986,804
   #*Ameresco, Inc. Class A .........................................         10,302           113,219
    *American Railcar Industries, Inc. ..............................         15,717           346,717
    *American Reprographics Co. .....................................         27,881           111,245
    #American Science & Engineering, Inc. ...........................          4,659           316,905
     American Woodmark Corp. ........................................          9,197           156,441
     AMETEK, Inc. ...................................................         47,223         1,866,253
     Ampco-Pittsburgh Corp. .........................................          6,477           135,952
    *AMREP Corp. ....................................................          2,800            20,804
     Apogee Enterprises, Inc. .......................................         18,520           202,238
    *Applied Energetics, Inc. .......................................          4,327               628
     Applied Industrial Technologies, Inc. ..........................         28,191           947,781
    *Argan, Inc. ....................................................          8,226           111,874
     Arkansas Best Corp. ............................................         16,876           347,646
    *Armstrong World Industries, Inc. ...............................         29,255         1,245,970
    *Arotech Corp. ..................................................            901             1,397
    *Ascent Solar Technologies, Inc. ................................         17,617            14,270
   #*Astec Industries, Inc. .........................................         15,129           503,039
   #*Astronics Corp. ................................................          5,176           157,350
   #*Astronics Corp. Class B ........................................            760            22,990
    *Atlas Air Worldwide Holdings, Inc. .............................         17,078           657,845
    *Avalon Holding Corp. Class A ...................................            500             1,175
     Avery Dennison Corp. ...........................................         36,256           964,410
   #*Avis Budget Group, Inc. ........................................         71,119         1,002,778

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
     AZZ, Inc. ......................................................          7,733   $       345,356
    *Babcock & Wilcox Co. (The) .....................................         59,279         1,303,545
    #Badger Meter, Inc. .............................................          7,816           255,896
    *Baldwin Technology Co., Inc. Class A ...........................          2,697             2,832
    #Barnes Group, Inc. .............................................         37,535           873,439
     Barrett Business Services, Inc. ................................          6,432           102,076
    *BE Aerospace, Inc. .............................................         54,163         2,043,570
    *Beacon Roofing Supply, Inc. ....................................         31,560           581,651
     Belden, Inc. ...................................................         24,501           790,892
    *Blount International, Inc. .....................................         17,883           277,723
    *BlueLinx Holdings, Inc. ........................................         19,016            30,045
     Boeing Co. (The) ...............................................        105,765         6,958,279
     Brady Corp. Class A ............................................         33,487         1,028,721
    *Breeze-Eastern Corp. ...........................................          4,762            43,144
     Briggs & Stratton Corp. ........................................         33,638           491,115
    #Brink's Co. (The) ..............................................         24,569           682,773
   #*Broadwind Energy, Inc. .........................................          4,883             2,004
    *Builders FirstSource, Inc. .....................................         59,666            97,256
     C.H. Robinson Worldwide, Inc. ..................................         27,050         1,878,082
    *CAI International, Inc. ........................................         12,102           188,912
     Carlisle Cos., Inc. ............................................         40,715         1,698,630
     Cascade Corp. ..................................................          7,227           311,484
    *Casella Waste Systems, Inc. ....................................         16,529           103,802
     Caterpillar, Inc. ..............................................        104,739         9,893,646
    *CBIZ, Inc. .....................................................         35,174           222,651
     CDI Corp. ......................................................         11,616           152,518
    #CECO Environmental Corp. .......................................          6,201            37,268
     Celadon Group, Inc. ............................................         14,166           155,968
    *Cenveo, Inc. ...................................................         15,862            59,482
    *Ceradyne, Inc. .................................................         16,130           539,710
    *Champion Industries, Inc. ......................................          2,518             2,795
    *Chart Industries, Inc. .........................................         16,088           909,133
     Chase Corp. ....................................................          5,531            77,434
     Chicago Rivet & Machine Co. ....................................            474             8,058
    *Cintas Corp. ...................................................         68,644         2,051,769
     CIRCOR International, Inc. .....................................         11,326           394,371
     CLAROC, Inc. ...................................................         27,132         1,315,359
    *Clean Harbors, Inc. ............................................         28,810         1,678,759
    *CNH Global N.V. ................................................         47,465         1,764,749
    *Coleman Cable, Inc. ............................................          5,248            53,372
   #*Colfax Corp. ...................................................         22,848           577,140
    *Columbus McKinnon Corp. ........................................         12,200           182,878
    *Comarco, Inc. ..................................................          2,982               835
    #Comfort Systems USA, Inc. ......................................         24,559           270,149
    *Command Security Corp. .........................................          4,000             6,640
    *Commercial Vehicle Group, Inc. .................................         13,542           149,368
     CompX International, Inc. ......................................          1,315            20,067
    *Consolidated Graphics, Inc. ....................................          6,900           314,364
     Con-way, Inc. ..................................................         36,015         1,061,362
     Cooper Industries P.L.C. .......................................         48,182         2,527,628
    *Copart, Inc. ...................................................         38,227         1,664,786
    #Corporate Executive Board Co. ..................................         11,407           417,382
    *Corrections Corp. of America ...................................         72,536         1,612,475
   #*CoStar Group, Inc. .............................................          5,950           366,104
     Courier Corp. ..................................................          8,675            75,386
     Covanta Holding Corp. ..........................................         98,436         1,443,072
    *Covenant Transportation Group, Inc. Class A ....................          6,622            21,257
    *CPI Aerostructures, Inc. .......................................          4,216            45,744
    *CRA International, Inc. ........................................          6,801           131,395
     Crane Co. ......................................................         29,785         1,313,816
     CSX Corp. ......................................................        255,891         5,683,339

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
     Cubic Corp. ....................................................         14,041   $       661,612
     Cummins, Inc. ..................................................         38,005         3,778,837
    #Curtiss-Wright Corp. ...........................................         30,651         1,004,740
     Danaher Corp. ..................................................         95,495         4,617,183
     Deere & Co. ....................................................         63,769         4,840,067
    *Delta Air Lines, Inc. ..........................................        118,711         1,011,418
     Deluxe Corp. ...................................................         26,996           637,646
    *DigitalGlobe, Inc. .............................................         31,196           636,398
    *Dollar Thrifty Automotive Group, Inc. ..........................         13,777           840,948
     Donaldson Co., Inc. ............................................         16,138         1,033,639
     Douglas Dynamics, Inc. .........................................         14,618           219,562
     Dover Corp. ....................................................         64,568         3,585,461
     Ducommun, Inc. .................................................          6,771            96,622
    #Dun & Bradstreet Corp. (The) ...................................         26,208         1,752,267
    *DXP Enterprises, Inc. ..........................................          7,178           179,306
    *Dycom Industries, Inc. .........................................         23,010           447,084
     Dynamic Materials Corp. ........................................          8,308           180,284
   #*Eagle Bulk Shipping, Inc. ......................................         35,436            54,926
     Eastern Co. (The) ..............................................          2,746            55,744
     Eaton Corp. ....................................................         88,566         3,969,528
     Ecology & Environment, Inc. Class A ............................          1,744            28,863
    *EMCOR Group, Inc. ..............................................         44,231         1,108,871
     Emerson Electric Co. ...........................................        120,706         5,808,373
    #Encore Wire Corp. ..............................................         15,183           403,564
    *Ener1, Inc. ....................................................         34,762             4,206
   #*Energy Conversion Devices, Inc. ................................         28,364            13,898
    *Energy Recovery, Inc. ..........................................         28,478            87,427
    *EnergySolutions, Inc. ..........................................         55,512           209,280
   #*EnerNOC, Inc. ..................................................         11,348           100,657
    *EnerSys ........................................................         31,531           710,393
    #Ennis, Inc. ....................................................         18,031           263,794
   #*EnPro Industries, Inc. .........................................         13,803           475,375
    *Environmental Tectonics Corp. ..................................            871             2,169
     Equifax, Inc. ..................................................         52,195         1,834,654
    *ESCO Technologies, Inc. ........................................         17,943           548,518
     Espey Manufacturing & Electronics Corp. ........................          1,389            33,614
    *Esterline Technologies Corp. ...................................         20,643         1,153,944
   #*Excel Maritime Carriers, Ltd. ..................................         46,953           133,347
     Expeditors International of Washington, Inc. ...................         43,718         1,993,541
    *Exponent, Inc. .................................................          7,134           343,716
    #Fastenal Co. ...................................................         64,873         2,471,013
     Federal Signal Corp. ...........................................         40,413           190,749
     FedEx Corp. ....................................................         69,168         5,660,017
    *Flanders Corp. .................................................         13,504            39,972
    *Flow International Corp. .......................................         27,326            70,774
     Flowserve Corp. ................................................         12,959         1,201,170
     Fluor Corp. ....................................................         46,708         2,655,350
    *Fortune Brands Home & Security, Inc. ...........................         75,890         1,102,682
    #Forward Air Corp. ..............................................         15,990           523,672
    *Franklin Covey Co. .............................................         10,947           105,529
     Franklin Electric Co., Inc. ....................................         12,286           564,173
    *Freightcar America, Inc. .......................................          7,528           142,656
    *Frozen Food Express Industries .................................          7,185             9,125
   #*FTI Consulting, Inc. ...........................................         28,015         1,104,071
    *Fuel Tech, Inc. ................................................         13,999            77,554
    *Furmanite Corp. ................................................         19,194           128,024
     G & K Services, Inc. Class A ...................................         12,579           381,898
     Gardner Denver Machinery, Inc. .................................         26,090         2,017,540
    #GATX Corp. .....................................................         31,956         1,213,689
   #*Genco Shipping & Trading, Ltd. .................................         23,779           214,011
    *Gencor Industries, Inc. ........................................          2,365            16,555

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------

Industrials -- (Continued)
    *GenCorp, Inc. ..................................................         29,869   $       145,163
    *Generac Holdings, Inc. .........................................         33,829           773,331
   #*General Cable Corp. ............................................         33,168           930,031
     General Dynamics Corp. .........................................         72,478         4,652,363
     General Electric Co. ...........................................      2,447,102        40,891,074
   #*Genesee & Wyoming, Inc. ........................................         25,745         1,524,361
    *GEO Group, Inc. (The) ..........................................         42,801           780,262
    *GeoEye, Inc. ...................................................         14,892           499,924
    *Gibraltar Industries, Inc. .....................................         20,041           223,658
    *Global Power Equipment Group, Inc. .............................         10,059           266,664
     Goodrich Corp. .................................................         39,140         4,799,738
    #Gorman-Rupp Co. (The) ..........................................         10,860           291,808
    *GP Strategies Corp. ............................................         11,863           140,221
     Graco, Inc. ....................................................         17,180           737,709
    *Graftech International, Ltd. ...................................         87,169         1,369,425
     Graham Corp. ...................................................          5,039           116,099
    #Granite Construction, Inc. .....................................         26,072           586,620
     Great Lakes Dredge & Dock Corp. ................................         36,651           188,753
    *Greenbrier Cos., Inc. ..........................................         15,394           286,482
   #*Griffon Corp. ..................................................         39,107           370,343
    *H&E Equipment Services, Inc. ...................................         22,101           242,448
     Hardinge, Inc. .................................................          6,930            60,430
     Harsco Corp. ...................................................         50,640         1,167,252
    *Hawaiian Holdings, Inc. ........................................         28,404           151,961
    #Healthcare Services Group, Inc. ................................         15,109           262,141
    #Heartland Express, Inc. ........................................         48,415           649,245
    #HEICO Corp. ....................................................          8,987           512,439
     HEICO Corp. Class A ............................................         13,940           547,981
     Heidrick & Struggles International, Inc. .......................         11,956           236,490
    *Heritage-Crystal Clean, Inc. ...................................          4,417            70,407
    #Herman Miller, Inc. ............................................         15,000           309,750
    *Hertz Global Holdings, Inc. ....................................        198,678         2,304,665
    *Hexcel Corp. ...................................................         53,575         1,323,838
    *Hill International, Inc. .......................................         24,525           137,340
    #HNI Corp. ......................................................         21,297           512,193
   #*Hoku Corp. .....................................................         23,682            35,760
     Honeywell International, Inc. ..................................        120,409         6,309,432
     Horizon Lines, Inc. ............................................         24,400             6,710
    #Houston Wire & Cable Co. .......................................          8,871           113,283
    *Hub Group, Inc. Class A ........................................         19,460           608,320
     Hubbell, Inc. Class A ..........................................          3,917           214,730
     Hubbell, Inc. Class B ..........................................         27,464         1,642,073
    *Hudson Highland Group, Inc. ....................................         18,187            84,206
   #*Huntington Ingalls Industries, Inc. ............................         10,200           300,900
    *Hurco Cos., Inc. ...............................................          4,316           112,734
    *Huron Consulting Group, Inc. ...................................         13,688           492,905
    *Huttig Building Products, Inc. .................................          2,588             1,475
    *ICF International, Inc. ........................................         12,936           302,444
     IDEX Corp. .....................................................         49,371         1,750,202
    *IHS, Inc. ......................................................         11,013           924,982
    *II-VI, Inc. ....................................................         33,040           628,090
     Illinois Tool Works, Inc. ......................................         85,677         4,166,473
     Ingersoll-Rand P.L.C. ..........................................         72,320         2,251,322
   #*InnerWorkings, Inc. ............................................         24,749           223,978
    *Innotrac Corp. .................................................          1,251             1,558
    *Innovative Solutions & Support, Inc. ...........................         10,181            48,462
     Insperity, Inc. ................................................         13,860           357,311
    #Insteel Industries, Inc. .......................................         10,991           113,317
    *Integrated Electrical Services, Inc. ...........................          5,398            13,171
    #Interface, Inc. Class A ........................................         19,104           249,116
    *Interline Brands, Inc. .........................................         21,472           319,933

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
     International Shipholding Corp. ................................          3,805   $        77,394
     Intersections, Inc. ............................................         10,675           180,301
    #Iron Mountain, Inc. ............................................         67,554         2,089,445
     ITT Industries, Inc. ...........................................         93,860         4,280,016
     J.B. Hunt Transport Services, Inc. .............................         24,761         1,047,638
    *Jacobs Engineering Group, Inc. .................................         64,667         2,509,080
   #*JetBlue Airways Corp. ..........................................        199,823           895,207
     John Bean Technologies Corp. ...................................         15,319           247,249
     Joy Global, Inc. ...............................................         23,302         2,031,934
    *Kadant, Inc. ...................................................          7,600           164,540
     Kaman Corp. ....................................................         13,995           465,334
    *Kansas City Southern ...........................................         54,035         3,413,391
    *KAR Auction Services, Inc. .....................................         44,877           617,059
     Kaydon Corp. ...................................................         22,249           699,954
     KBR, Inc. ......................................................         76,423         2,132,966
     Kelly Services, Inc. Class A ...................................         20,400           333,540
     Kelly Services, Inc. Class B ...................................            319             5,228
     Kennametal, Inc. ...............................................         53,707         2,088,665
    *Key Technology, Inc. ...........................................          3,418            38,555
    *Kforce, Inc. ...................................................         20,827           265,753
     Kimball International, Inc. Class B ............................         16,629            93,621
   #*Kirby Corp. ....................................................         33,086         2,036,112
     Knight Transportation, Inc. ....................................         50,131           761,991
     Knoll, Inc. ....................................................         25,094           382,684
    *Korn/Ferry International .......................................         29,989           478,924
    *Kratos Defense & Security Solutions, Inc. ......................         20,641           130,658
     L.B. Foster Co. Class A ........................................          6,525           166,388
     L.S. Starrett Co. Class A ......................................          4,101            49,622
     L-3 Communications Holdings, Inc. ..............................         53,382         3,618,232
     Landstar System, Inc. ..........................................         13,329           594,873
     Lawson Products, Inc. ..........................................          5,343            89,068
    *Layne Christensen Co. ..........................................         13,141           331,022
     Lennox International, Inc. .....................................         26,175           842,573
     Lincoln Electric Holdings, Inc. ................................         44,720         1,627,808
    #Lindsay Corp. ..................................................          6,707           389,677
   #*LMI Aerospace, Inc. ............................................          7,803           156,918
    #Lockheed Martin Corp. ..........................................         49,759         3,776,708
     LSI Industries, Inc. ...........................................         17,359           116,826
    *Lydall, Inc. ...................................................         10,295           112,833
    *M&F Worldwide Corp. ............................................          9,429           233,462
    *Magnetek, Inc. .................................................          3,280             3,477
    *Manitex International, Inc. ....................................          2,000             8,640
    *Manitowoc Co., Inc. (The) ......................................         64,566           715,391
     Manpower, Inc. .................................................         54,872         2,367,178
     Marten Transport, Ltd. .........................................         14,390           254,847
     Masco Corp. ....................................................        153,400         1,472,640
    *MasTec, Inc. ...................................................         54,332         1,174,658
     McGrath Rentcorp ...............................................         16,461           439,838
    *Meritor, Inc. ..................................................         37,549           357,466
   #*Metalico, Inc. .................................................         29,181           131,898
     Met-Pro Corp. ..................................................          8,710            78,477
    *MFRI, Inc. .....................................................          2,934            20,919
    *Michael Baker Corp. ............................................          5,115           105,267
   #*Microvision, Inc. ..............................................         15,000            10,652
   #*Middleby Corp. .................................................          9,787           824,848
     Miller Industries, Inc. ........................................          8,217           167,955
     Mine Safety Appliances Co. .....................................         19,255           646,005
    *Mistras Group, Inc. ............................................         14,753           321,615
   #*Mobile Mini, Inc. ..............................................         30,071           545,488
    *Moog, Inc. Class A .............................................         27,702         1,072,898
    *Moog, Inc. Class B .............................................          2,874           112,488

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
     MSC Industrial Direct Co., Inc. Class A ........................         15,003   $     1,020,354
     Mueller Industries, Inc. .......................................         24,462           989,488
     Mueller Water Products, Inc. Class A ...........................         97,091           267,000
     Multi-Color Corp. ..............................................          8,793           233,102
    *MYR Group, Inc. ................................................         13,000           250,770
     NACCO Industries, Inc. Class A .................................          4,453           365,591
    #National Presto Industries, Inc. ...............................          4,077           389,354
    *National Technical Systems, Inc. ...............................          4,603            22,348
    *Navigant Consulting, Inc. ......................................         34,122           386,602
    *Navistar International Corp. ...................................         35,661         1,500,258
    *NIVS IntelliMedia Technology Group, Inc. .......................          3,732               485
    *NN, Inc. .......................................................          8,625            76,245
     Nordson Corp. ..................................................         20,000           927,400
     Norfolk Southern Corp. .........................................         80,872         5,983,719
     Northrop Grumman Corp. .........................................         61,582         3,556,360
    *Northwest Pipe Co. .............................................          6,181           164,847
   #*Ocean Power Technologies, Inc. .................................          4,115            15,514
    *Old Dominion Freight Line, Inc. ................................         29,675         1,085,215
    *Omega Flex, Inc. ...............................................          3,648            43,010
    *On Assignment, Inc. ............................................         24,347           262,704
    *Orbital Sciences Corp. .........................................         38,525           595,596
    *Orion Energy Systems, Inc. .....................................         13,505            41,595
    *Orion Marine Group, Inc. .......................................          6,200            42,098
    *Oshkosh Corp. ..................................................         57,134         1,191,815
   #*Owens Corning, Inc. ............................................         82,699         2,346,998
    *P.A.M. Transportation Services, Inc. ...........................          4,586            46,685
    #PACCAR, Inc. ...................................................         53,878         2,329,685
   #*Pacer International, Inc. ......................................         21,234           100,012
    #Pall Corp. .....................................................         22,410         1,146,720
     Parker Hannifin Corp. ..........................................         45,322         3,696,009
    *Park-Ohio Holdings Corp. .......................................          6,029            97,549
    *Patrick Industries, Inc. .......................................          1,703             3,423
    *Patriot Transportation Holding, Inc. ...........................          4,366           100,418
    #Pentair, Inc. ..................................................         64,970         2,335,672
    *PGT, Inc. ......................................................         22,897            33,430
    *Pike Electric Corp. ............................................         21,112           160,662
    *Pinnacle Airlines Corp. ........................................          9,721            24,983
    #Pitney Bowes, Inc. .............................................         44,753           912,066
   #*Plug Power, Inc. ...............................................            784             1,772
   #*PMFG, Inc. .....................................................          6,463           132,168
    *Polypore International, Inc. ...................................         21,441         1,124,580
    *Powell Industries, Inc. ........................................          7,890           265,183
   #*PowerSecure International, Inc. ................................         13,370            56,822
     Precision Castparts Corp. ......................................         22,900         3,736,135
     Preformed Line Products Co. ....................................          3,636           233,977
     Primoris Services Corp. ........................................         25,846           336,515
     Providence & Worcester Railroad Co. ............................          1,227            15,816
     Quad Graphics, Inc. ............................................          2,515            49,596
    *Quality Distribution, Inc. .....................................         14,874           167,630
     Quanex Building Products Corp. .................................         23,112           340,902
    *Quanta Services, Inc. ..........................................        130,663         2,729,550
    #R. R. Donnelley & Sons Co. .....................................        136,340         2,222,342
    *RailAmerica, Inc. ..............................................         33,230           454,254
     Raven Industries, Inc. .........................................          6,913           414,849
     Raytheon Co. ...................................................         82,152         3,630,297
    *RBC Bearings, Inc. .............................................         11,518           466,479
    *RCM Technologies, Inc. .........................................          7,192            34,594
    *Real Goods Solar, Inc. .........................................          6,810            11,032
     Regal-Beloit Corp. .............................................         25,586         1,359,384
   #*Republic Airways Holdings, Inc. ................................         28,149            73,187
     Republic Services, Inc. ........................................         83,917         2,388,278

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
     Resources Connection, Inc. .....................................         29,431   $       326,390
    *Roadrunner Transportation Systems, Inc. ........................         10,667           178,032
     Robbins & Myers, Inc. ..........................................         30,077         1,344,141
    #Robert Half International, Inc. ................................         77,115         2,038,149
     Rockwell Automation, Inc. ......................................         31,739         2,147,143
     Rockwell Collins, Inc. .........................................         33,550         1,873,096
     Rollins, Inc. ..................................................         37,336           813,178
     Roper Industries, Inc. .........................................         30,070         2,438,677
    *RSC Holdings, Inc. .............................................         21,696           211,753
   #*Rush Enterprises, Inc. Class A .................................         18,349           354,136
    *Rush Enterprises, Inc. Class B .................................          2,881            46,096
     Ryder System, Inc. .............................................         34,523         1,758,602
    *Saia, Inc. .....................................................         10,075           134,501
    *Sauer-Danfoss, Inc. ............................................         19,841           768,244
     Schawk, Inc. ...................................................         15,275           206,060
    *School Specialty, Inc. .........................................         11,832            90,515
     Seaboard Corp. .................................................            540         1,186,920
     Servotronics, Inc. .............................................            389             3,357
    *Shaw Group, Inc. ...............................................         50,658         1,178,305
     SIFCO Industries, Inc. .........................................          3,251            62,387
     Simpson Manufacturing Co., Inc. ................................         32,810         1,005,955
     SkyWest, Inc. ..................................................         44,565           597,617
    *SL Industries, Inc. ............................................          4,724            94,244
     Snap-on, Inc. ..................................................         38,814         2,083,147
     Southwest Airlines Co. .........................................        398,398         3,406,303
    *Sparton Corp. ..................................................          6,370            54,272
    *Spirit Aerosystems Holdings, Inc. Class A ......................         72,571         1,238,787
     SPX Corp. ......................................................         32,455         1,772,368
    *Standard Parking Corp. .........................................          6,550           115,214
    #Standard Register Co. ..........................................         12,794            33,136
     Standex International Corp. ....................................          7,814           301,699
     Stanley Black & Decker, Inc. ...................................         84,998         5,427,122
     Steelcase, Inc. Class A ........................................         58,012           429,869
   #*Stericycle, Inc. ...............................................         18,281         1,527,926
    *Sterling Construction Co., Inc. ................................         10,310           128,360
     Sun Hydraulics, Inc. ...........................................         10,363           298,040
    *SunPower Corp. Class B .........................................          9,067            85,683
     Superior Uniform Group, Inc. ...................................          5,000            60,300
    *Supreme Industries, Inc. Class A ...............................          5,597            11,474
    *SYKES Enterprises, Inc. ........................................         31,761           505,953
    *Sypris Solutions, Inc. .........................................          8,669            27,481
    #TAL International Group, Inc. ..................................         22,995           639,951
    *Taser International, Inc. ......................................         30,583           151,998
    *Team, Inc. .....................................................         11,731           293,392
    *Tecumseh Products Co. Class A ..................................          7,623            48,482
    *Tecumseh Products Co. Class B ..................................          1,650            10,708
    *Teledyne Technologies, Inc. ....................................         22,381         1,219,093
    #Tennant Co. ....................................................          9,205           356,141
   #*Terex Corp. ....................................................         67,131         1,117,060
    *Tetra Tech, Inc. ...............................................         42,632           930,657
     Textainer Group Holdings, Ltd. .................................         24,300           667,035
    #Textron, Inc. ..................................................        131,101         2,545,981
    *Thomas & Betts Corp. ...........................................         47,499         2,360,225
     Timken Co. .....................................................         57,756         2,432,683
    #Titan International, Inc. ......................................         22,129           497,902
    *Titan Machinery, Inc. ..........................................         13,947           325,384
     Toro Co. .......................................................         15,583           842,105
     Towers Watson & Co. ............................................         24,449         1,606,299
    *Track Data Corp. ...............................................             12             1,098
    *Trailer Bridge, Inc. ...........................................          3,541             1,416
    *TransDigm Group, Inc. ..........................................         24,452         2,296,532

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Industrials -- (Continued)
    *TRC Cos., Inc. .................................................         10,466   $        45,736
     Tredegar Corp. .................................................         12,571           243,500
    *Trex Co., Inc. .................................................          7,100           131,208
    *TriMas Corp. ...................................................         17,936           349,573
    #Trinity Industries, Inc. .......................................         54,119         1,475,825
    #Triumph Group, Inc. ............................................         32,931         1,913,291
    *TrueBlue, Inc. .................................................         28,459           376,228
    *Tufco Technologies, Inc. .......................................            510             1,818
     Tutor Perini Corp. .............................................         28,824           418,813
     Twin Disc, Inc. ................................................          8,900           346,210
     Tyco International, Ltd. .......................................        107,178         4,881,958
    *U.S. Home Systems, Inc. ........................................          4,367            23,560
    *Ultralife Corp. ................................................         11,166            50,470
     UniFirst Corp. .................................................         10,077           527,531
     Union Pacific Corp. ............................................        112,188        11,170,559
   #*United Continental Holdings, Inc. ..............................        130,226         2,515,966
     United Parcel Service, Inc. ....................................        117,978         8,286,775
   #*United Rentals, Inc. ...........................................         20,123           471,079
     United Stationers, Inc. ........................................         30,025           955,095
     United Technologies Corp. ......................................        142,425        11,106,302
    #Universal Forest Products, Inc. ................................         13,642           382,931
    *Universal Security Instruments, Inc. ...........................          1,135             6,401
     Universal Truckload Services, Inc. .............................         10,124           157,124
   #*UQM Technologies, Inc. .........................................         16,097            33,321
    *URS Corp. ......................................................         53,912         1,924,658
    *US Airways Group, Inc. .........................................         69,190           399,226
     US Ecology, Inc. ...............................................          9,463           170,902
    *USA Truck, Inc. ................................................          5,798            51,022
   #*USG Corp. ......................................................         56,344           521,745
     UTi Worldwide, Inc. ............................................         62,990           920,284
     Valmont Industries, Inc. .......................................         13,863         1,188,752
    *Valpey Fisher Corp. ............................................            783             1,989
    *Verisk Analytics, Inc. Class A .................................         32,122         1,129,088
    *Versar, Inc. ...................................................          3,338            10,982
    #Viad Corp. .....................................................         13,970           292,392
     Vicor Corp. ....................................................         15,288           139,885
     Virco Manufacturing Corp. ......................................          6,445            11,343
    *Volt Information Sciences, Inc. ................................         10,850            68,355
     VSE Corp. ......................................................          3,251            79,064
    #W.W. Grainger, Inc. ............................................         12,613         2,160,733
    *Wabash National Corp. ..........................................          2,219            15,311
     Wabtec Corp. ...................................................         26,116         1,754,473
    #Waste Connections, Inc. ........................................         69,217         2,356,839
    #Waste Management, Inc. .........................................         65,881         2,169,461
    #Watsco, Inc. ...................................................         14,725           907,944
     Watsco, Inc. Class B ...........................................          2,389           148,978
     Watts Water Technologies, Inc. Class A .........................         20,445           643,813
    *WCA Waste Corp. ................................................         11,174            53,188
    #Werner Enterprises, Inc. .......................................         47,083         1,115,867
    *WESCO International, Inc. ......................................         27,695         1,342,100
    *Willdan Group, Inc. ............................................          3,604            13,875
    *Willis Lease Finance Corp. .....................................          4,318            50,089
    #Woodward, Inc. .................................................         33,825         1,145,991
    *XPO Logistics, Inc. ............................................          3,449            43,664
                                                                                       ---------------
Total Industrials ...................................................                      472,145,153
                                                                                       ---------------
Information Technology -- (14.8%)
    *Accelrys, Inc. .................................................         37,305           247,332
    #Accenture P.L.C. Class A .......................................        105,206         6,339,714
    *ACI Worldwide, Inc. ............................................         17,859           547,736
    *Acme Packet, Inc. ..............................................         21,299           771,237

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    *Acorn Energy, Inc. .............................................          6,925   $        33,794
     Activision Blizzard, Inc. ......................................        117,690         1,575,869
    *Actuate Corp. ..................................................         25,160           163,540
    *Acxiom Corp. ...................................................         48,593           640,942
    *ADDvantage Technologies Group, Inc. ............................          3,642             7,885
    *Adept Technology, Inc. .........................................          2,670             8,864
    *Adobe Systems, Inc. ............................................         71,793         2,111,432
    #ADTRAN, Inc. ...................................................         35,360         1,188,096
    *Advanced Analogic Technologies, Inc. ...........................         22,506            98,126
   #*Advanced Energy Industries, Inc. ...............................         27,510           256,943
   #*Advanced Micro Devices, Inc. ...................................        156,520           912,512
   #*Advent Software, Inc. ..........................................         25,587           701,084
    *Aehr Test Systems ..............................................            788               721
    *Aetrium, Inc. ..................................................          2,075             2,511
    *Agilysys, Inc. .................................................         14,604           123,988
    *Akamai Technologies, Inc. ......................................         31,675           853,324
   #*Alliance Data Systems Corp. ....................................         11,304         1,157,982
    *Alpha & Omega Semiconductor, Ltd. ..............................         14,140           119,483
     Altera Corp. ...................................................         53,002         2,009,836
    *Amdocs, Ltd. ...................................................         95,089         2,854,572
     American Software, Inc. Class A ................................         11,887            92,956
    *Amkor Technology, Inc. .........................................        133,157           644,480
     Amphenol Corp. .................................................         34,800         1,652,652
    *Amtech Systems, Inc. ...........................................          4,900            50,078
    *Anadigics, Inc. ................................................         38,700           101,781
     Analog Devices, Inc. ...........................................         66,480         2,431,174
    *Analysts International Corp. ...................................          2,630             9,889
    *Anaren, Inc. ...................................................         10,113           193,462
    *Ancestry.com, Inc. .............................................         23,967           545,729
    *Anixter International, Inc. ....................................         22,700         1,332,263
    *ANSYS, Inc. ....................................................         24,646         1,339,757
   #*AOL, Inc. ......................................................         60,754           857,846
    *Apple, Inc. ....................................................        150,843        61,058,230
     Applied Materials, Inc. ........................................        271,416         3,343,845
    *Applied Micro Circuits Corp. ...................................         33,651           226,808
    *Ariba, Inc. ....................................................         50,069         1,586,186
    *Arris Group, Inc. ..............................................         81,689           878,974
    *Arrow Electronics, Inc. ........................................        103,991         3,748,876
   #*Aruba Networks, Inc. ...........................................         26,758           633,897
   #*AsiaInfo-Linkage, Inc. .........................................         44,346           444,347
    *Aspen Technology, Inc. .........................................          6,996           121,311
     Astro-Med, Inc. ................................................          2,582            20,604
   #*Atmel Corp. ....................................................        121,685         1,284,994
    *ATMI, Inc. .....................................................         21,335           435,234
    *ATS Corp. ......................................................          3,925            12,168
    *AuthenTec, Inc. ................................................         21,292            77,716
   #*Authentidate Holding Corp. .....................................            652               443
    *Autobytel, Inc. ................................................          1,335             1,202
    *Autodesk, Inc. .................................................         41,879         1,449,013
    #Automatic Data Processing, Inc. ................................         79,181         4,143,542
     Avago Technologies, Ltd. .......................................         29,882         1,009,115
    *Aviat Networks, Inc. ...........................................         37,111            76,078
    *Avid Technology, Inc. ..........................................         23,450           145,390
    *Avnet, Inc. ....................................................         76,807         2,328,020
     AVX Corp. ......................................................         86,977         1,166,362
    *Aware, Inc. ....................................................         12,087            35,778
    *Axcelis Technologies, Inc. .....................................         59,694            83,572
    *AXT, Inc. ......................................................         21,667           101,835
     Bel Fuse, Inc. Class A .........................................          1,700            33,490
     Bel Fuse, Inc. Class B .........................................          5,779           103,329
    *Benchmark Electronics, Inc. ....................................         41,136           565,209

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    *BigBand Networks, Inc. .........................................         37,428   $        83,839
     Black Box Corp. ................................................         13,595           380,524
     Blackbaud, Inc. ................................................         13,623           381,853
    *Blue Coat Systems, Inc. ........................................         20,301           326,846
    *BMC Software, Inc. .............................................         47,955         1,666,916
    *Bottomline Technologies, Inc. ..................................         17,591           427,285
    *Brightpoint, Inc. ..............................................         38,168           387,405
    *Broadcom Corp. .................................................         72,685         2,623,202
     Broadridge Financial Solutions, Inc. ...........................         66,997         1,490,683
    *BroadVision, Inc. ..............................................            494             4,130
    *Brocade Communications Systems, Inc. ...........................        318,343         1,394,342
     Brooks Automation, Inc. ........................................         44,681           466,916
    *BSQUARE Corp. ..................................................          4,926            24,039
    *BTU International, Inc. ........................................          5,073            19,277
     CA, Inc. .......................................................        212,388         4,600,324
   #*Cabot Microelectronics Corp. ...................................         15,715           605,342
   #*CACI International, Inc. Class A ...............................         20,882         1,146,213
   #*Cadence Design Systems, Inc. ...................................         76,993           852,313
    *CalAmp Corp. ...................................................          4,036            14,893
   #*Calix, Inc. ....................................................         23,435           204,119
   #*Callidus Software, Inc. ........................................         10,941            61,926
    *Cardtronics, Inc. ..............................................         13,993           348,845
    *Cascade Microtech, Inc. ........................................          8,576            31,645
    #Cass Information Systems, Inc. .................................          5,003           196,068
   #*Cavium, Inc. ...................................................         14,200           464,198
    *CEVA, Inc. .....................................................         11,721           364,171
    *Checkpoint Systems, Inc. .......................................         23,857           316,105
   #*China Information Technology, Inc. .............................         25,275            25,275
    *Chyron International Corp. .....................................          5,535             9,133
    *CIBER, Inc. ....................................................         43,490           151,345
    *Cinedigm Digital Cinema Corp. ..................................          4,102             5,579
    *Cirrus Logic, Inc. .............................................         34,561           575,095
     Cisco Sytems, Inc. .............................................        798,867        14,803,006
    *Citrix Systems, Inc. ...........................................         38,695         2,818,157
    *Clearfield, Inc. ...............................................          4,784            24,972
     Cognex Corp. ...................................................         22,522           763,271
    *Cognizant Technology Solutions Corp. ...........................         49,580         3,606,945
    *Cogo Group, Inc. ...............................................         14,256            34,214
    *Coherent, Inc. .................................................         16,215           826,479
     Cohu, Inc. .....................................................         15,245           169,067
     Communications Systems, Inc. ...................................          6,855           112,970
    *CommVault Systems, Inc. ........................................         10,424           443,854
     Computer Sciences Corp. ........................................         70,343         2,212,991
    *Computer Task Group, Inc. ......................................          9,265           118,314
    *Compuware Corp. ................................................        143,367         1,211,451
   #*comScore, Inc. .................................................          9,055           191,151
     Comtech Telecommunications Corp. ...............................         17,310           573,134
    *Comverge, Inc. .................................................          7,200            11,880
   #*Concur Technologies, Inc. ......................................         29,147         1,355,918
    *Concurrent Computer Corp. ......................................          4,362            18,277
    *Convergys Corp. ................................................         80,837           864,956
    *Convio, Inc. ...................................................          8,582            82,301
    *CoreLogic, Inc. ................................................         66,526           809,621
     Corning, Inc. ..................................................        366,298         5,234,398
    *Cray, Inc. .....................................................         24,457           154,813
   #*Cree, Inc. .....................................................         65,977         1,757,627
     Crexendo, Inc. .................................................          4,054            11,473
    *CSG Systems International, Inc. ................................         21,939           312,411
    *CSP, Inc. ......................................................            709             2,474
    *CSR P.L.C. ADR .................................................          3,993            45,201
    #CTC Media, Inc. ................................................         72,429           833,658

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    #CTS Corp. ......................................................         20,031   $       185,888
    *CyberOptics Corp. ..............................................          4,778            38,941
    *Cymer, Inc. ....................................................         20,378           885,424
    *Cypress Semiconductor Corp. ....................................         71,652         1,369,270
     Daktronics, Inc. ...............................................         21,400           216,140
    *Datalink Corp. .................................................          8,035            76,172
    *Dataram Corp. ..................................................          1,100             1,331
     DDi Corp. ......................................................         12,468           114,581
    *DealerTrack Holdings, Inc. .....................................         27,603           598,709
    *Dell, Inc. .....................................................        270,526         4,277,016
   #*Deltek, Inc. ...................................................         12,975            95,496
    *DemandTec, Inc. ................................................          1,560            11,794
    *DG FastChannel, Inc. ...........................................         17,301           322,491
    *Dice Holdings, Inc. ............................................         33,541           341,447
     Diebold, Inc. ..................................................         42,257         1,364,056
    *Digi International, Inc. .......................................         17,727           226,728
    *Digimarc Corp. .................................................          3,178            85,012
    *Digital River, Inc. ............................................         25,039           458,965
    *Diodes, Inc. ...................................................         28,568           639,066
    *Ditech Networks, Inc. ..........................................          1,700             1,513
   #*Document Security Systems, Inc. ................................          1,200             3,876
   #*Dolby Laboratories, Inc. .......................................         10,420           304,681
    *Dot Hill Systems Corp. .........................................         28,238            48,569
    *DSP Group, Inc. ................................................         14,087            87,058
     DST Systems, Inc. ..............................................         29,247         1,467,907
   #*DTS, Inc. ......................................................          6,401           179,804
    *Dynamics Research Corp. ........................................          6,047            58,293
     Earthlink, Inc. ................................................         74,753           524,019
    *eBay, Inc. .....................................................        190,501         6,063,647
   #*Ebix, Inc. .....................................................         16,786           287,208
   #*Echelon Corp. ..................................................          6,990            47,252
    *Echo Global Logistics, Inc. ....................................         11,346           175,182
    *EchoStar Corp. Class A .........................................         25,058           660,529
    *Edgewater Technology, Inc. .....................................          5,900            16,992
    *Elecsys Corp. ..................................................             58               248
     Electro Rent Corp. .............................................         16,021           257,457
    *Electro Scientific Industries, Inc. ............................         19,840           243,834
   #*Electronic Arts, Inc. ..........................................        116,820         2,727,747
    *Electronics for Imaging, Inc. ..................................         31,156           467,340
    *eMagin Corp. ...................................................          4,926            20,788
   #*EMC Corp. ......................................................        322,565         7,906,068
    *EMCORE Corp. ...................................................         52,901            52,372
    *Emulex Corp. ...................................................         51,907           434,981
    *Entegris, Inc. .................................................         89,365           800,710
    *Entorian Technologies, Inc. ....................................            666             2,098
   #*Entropic Communications, Inc. ..................................         18,577           108,118
    *Envestnet, Inc. ................................................          4,304            50,099
     EPIQ Systems, Inc. .............................................         23,015           328,194
    *ePlus, Inc. ....................................................          5,304           144,057
    *Equinix, Inc. ..................................................         15,279         1,466,937
   #*Euronet Worldwide, Inc. ........................................         33,545           649,767
    *Evergreen Solar, Inc. ..........................................          2,834               111
    *Exar Corp. .....................................................         30,620           187,088
    *ExlService Holdings, Inc. ......................................         16,285           424,713
    *Extreme Networks ...............................................         58,162           171,578
    *F5 Networks, Inc. ..............................................         22,800         2,370,060
    *Fabrinet .......................................................          2,287            28,359
     FactSet Research Systems, Inc. .................................         10,821         1,075,824
     Fair Isaac Corp. ...............................................         24,076           658,479
    *Fairchild Semiconductor International, Inc. ....................         84,797         1,269,411
    *FalconStor Software, Inc. ......................................         21,742            73,705

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    *FARO Technologies, Inc. ........................................          8,589   $       358,848
    *FEI Co. ........................................................         26,145         1,039,525
     Fidelity National Information Services, Inc. ...................        156,949         4,108,925
   #*Finisar Corp. ..................................................         48,900         1,001,961
   #*First Solar, Inc. ..............................................         15,411           767,005
    *Fiserv, Inc. ...................................................         46,968         2,765,006
    #FLIR Systems, Inc. .............................................         46,402         1,220,373
    *FormFactor, Inc. ...............................................         32,830           196,323
   #*Forrester Research, Inc. .......................................         11,563           414,071
    *Fortinet, Inc. .................................................         43,802         1,010,074
    *Frequency Electronics, Inc. ....................................          4,869            40,267
    *FSI International, Inc. ........................................         21,339            52,707
   #*Gartner Group, Inc. ............................................         27,650         1,065,078
    *Genpact, Ltd. ..................................................         44,745           722,632
    *GigOptix, Inc. .................................................          1,994             3,789
    *Global Cash Access Holdings, Inc. ..............................         40,624           121,060
     Global Payments, Inc. ..........................................         43,519         1,998,392
    *Globalscape, Inc. ..............................................          7,989            13,661
    *Globecomm Systems, Inc. ........................................         14,871           202,097
   #*Glu Mobile, Inc. ...............................................            500             1,515
    *Google, Inc. ...................................................         40,661        24,097,335
    *GSE Systems, Inc. ..............................................          2,084             3,584
    *GSI Group, Inc. ................................................         21,585           210,885
    *GSI Technology, Inc. ...........................................         16,845            82,540
   #*GT Advanced Technologies, Inc. .................................         66,422           544,660
    *GTSI Corp. .....................................................          3,300            14,586
    *Guidance Software, Inc. ........................................          5,853            35,177
    *Hackett Group, Inc. (The) ......................................         27,481           113,497
    *Harmonic, Inc. .................................................         70,144           385,792
    #Harris Corp. ...................................................         46,387         1,751,109
    *Hauppauge Digital, Inc. ........................................          3,948             4,343
     Heartland Payment Systems, Inc. ................................         20,626           448,822
     Hewlett-Packard Co. ............................................        447,680        11,912,765
   #*Hittite Microwave Corp. ........................................         16,473           866,480
    *HSW International, Inc. ........................................          1,020             3,029
    *Hutchinson Technology, Inc. ....................................         14,115            25,125
    *I.D. Systems, Inc. .............................................          4,690            25,748
   #*IAC/InterActiveCorp ............................................         86,425         3,528,733
   #*Identive Group, Inc. ...........................................         28,519            67,590
    *IEC Electronics Corp. ..........................................          3,838            22,759
   #*iGATE Corp. ....................................................         28,466           383,722
   #*iGo, Inc. ......................................................         16,383            19,332
    *Ikanos Communications, Inc. ....................................          4,543             4,816
    *Imation Corp. ..................................................         23,116           155,340
    *Immersion Corp. ................................................         10,275            70,589
   #*Infinera Corp. .................................................         56,142           410,398
    *Informatica Corp. ..............................................         23,530         1,070,615
    *InfoSpace, Inc. ................................................         25,698           225,114
    *Ingram Micro, Inc. Class A .....................................        109,337         1,954,946
    *Innodata Isogen, Inc. ..........................................         12,232            42,812
   #*Insight Enterprises, Inc. ......................................         33,705           569,614
    *Integrated Device Technology, Inc. .............................         97,903           595,250
    *Integrated Silicon Solution, Inc. ..............................         18,579           171,113
    #Intel Corp. ....................................................        963,439        23,642,793
    *Intellicheck Mobilisa, Inc. ....................................          4,118             3,892
    *Interactive Intelligence Group .................................          6,758           187,534
    #InterDigital, Inc. .............................................         28,473         1,237,152
    *Intermec, Inc. .................................................         37,386           301,705
    *Internap Network Services Corp. ................................         32,659           185,503
     International Business Machines Corp. ..........................        190,180        35,112,933
    *International Rectifier Corp. ..................................         44,019         1,069,222

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    *Interphase Corp. ...............................................          1,697   $         7,195
     Intersil Corp. Class A .........................................         84,573         1,012,339
    *inTEST Corp. ...................................................          1,100             3,146
    *Intevac, Inc. ..................................................         12,991           104,578
    *IntriCon Corp. .................................................          1,974            10,166
    *Intuit, Inc. ...................................................         46,961         2,520,397
    *INX, Inc. ......................................................          3,937            29,724
    *IPG Photonics Corp. ............................................         34,550         1,826,313
    *Iteris, Inc. ...................................................          3,700             4,773
    *Itron, Inc. ....................................................         18,962           697,612
    *Ixia ...........................................................         36,999           419,199
    *IXYS Corp. .....................................................         20,212           276,298
    #j2 Global Communications, Inc. .................................         24,930           767,345
     Jabil Circuit, Inc. ............................................         90,727         1,865,347
     Jack Henry & Associates, Inc. ..................................         45,720         1,481,785
    *JDA Software Group, Inc. .......................................         28,383           904,566
    *JDS Uniphase Corp. .............................................        110,047         1,320,564
    *Juniper Networks, Inc. .........................................         80,000         1,957,600
    *Kemet Corp. ....................................................         31,703           292,302
    *Kenexa Corp. ...................................................         10,219           233,709
    *Key Tronic Corp. ...............................................          5,044            21,084
     Keynote Systems, Inc. ..........................................         10,353           247,126
   #*KIT Digital, Inc. ..............................................         30,712           276,408
    #KLA-Tencor Corp. ...............................................         55,117         2,595,460
   #*Kopin Corp. ....................................................         44,446           180,006
    *Kulicke & Soffa Industries, Inc. ...............................         48,835           471,258
    *KVH Industries, Inc. ...........................................          7,041            51,822
    *Lam Research Corp. .............................................         36,843         1,583,881
    *Lattice Semiconductor Corp. ....................................         70,322           445,138
    *LeCroy Corp. ...................................................          3,650            37,449
     Lender Processing Services, Inc. ...............................         44,968           789,188
    *Lexmark International, Inc. ....................................         47,212         1,496,620
    *LGL Group, Inc. ................................................            964             7,664
   #*Limelight Networks, Inc. .......................................         47,022           130,721
    #Linear Technology Corp. ........................................         45,640         1,474,628
    *Lionbridge Technologies, Inc. ..................................         17,466            47,333
    *Liquidity Services, Inc. .......................................         13,634           443,923
    #Littlefuse, Inc. ...............................................         12,254           599,956
   #*LogMeIn, Inc. ..................................................          7,541           306,692
    *LoJack Corp. ...................................................         18,587            61,709
    *LookSmart, Ltd. ................................................          7,694            10,387
    *LoopNet, Inc. ..................................................         14,267           252,383
    *Loral Space & Communications, Inc. .............................         10,490           634,645
    *LSI Corp. ......................................................        301,117         1,881,981
    *LTX-Credence Corp. .............................................         30,924           195,749
    *Magma Design Automation, Inc. ..................................         12,415            65,551
    *Manhattan Associates, Inc. .....................................         14,388           609,332
    *ManTech International Corp. Class A ............................         16,138           566,928
    #Marchex, Inc. Class B ..........................................         14,191           126,158
    *Market Leader, Inc. ............................................          3,100             7,750
    *Marvell Technology Group, Ltd. .................................        246,769         3,452,298
    *Mastech Holdings, Inc. .........................................          1,130             4,045
     MasterCard, Inc. Class A .......................................         17,139         5,951,346
    *Mattersight Corp. ..............................................          2,290            11,564
    *Mattson Technology, Inc. .......................................         23,651            31,929
     Maxim Integrated Products, Inc. ................................         79,285         2,074,096
     Maximus, Inc. ..................................................         19,272           777,432
    *MaxLinear, Inc. Class A ........................................            477             2,776
   #*Maxwell Technologies, Inc. .....................................          1,644            32,831
    *Measurement Specialties, Inc. ..................................          7,997           249,586
    *MEMC Electronic Materials, Inc. ................................        121,697           728,965

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    *MEMSIC, Inc. ...................................................         11,961   $        33,610
    *Mentor Graphics Corp. ..........................................         74,380           844,957
    *Mercury Computer Systems, Inc. .................................         19,532           285,167
     Mesa Laboratories, Inc. ........................................          1,734            64,574
     Methode Electronics, Inc. ......................................         24,073           223,638
     Micrel, Inc. ...................................................         33,402           368,090
    #Microchip Technology, Inc. .....................................         51,181         1,850,705
    *Micron Technology, Inc. ........................................        456,666         2,552,763
    *MICROS Systems, Inc. ...........................................         41,657         2,050,358
    *Microsemi Corp. ................................................         57,830         1,067,542
     Microsoft Corp. ................................................      1,228,039        32,702,679
    *MicroStrategy, Inc. ............................................          2,590           341,284
   #*Mindspeed Technologies, Inc. ...................................         18,769           104,356
    *MIPS Technologies, Inc. ........................................         15,400            84,546
    #MKS Instruments, Inc. ..........................................         35,523           946,333
     Mocon, Inc. ....................................................          2,858            44,499
     ModusLink Global Solutions, Inc. ...............................         27,305           114,135
    #Molex, Inc. ....................................................         57,695         1,424,490
     Molex, Inc. Class A ............................................         52,378         1,068,511
    *MoneyGram International, Inc. ..................................        150,735           385,882
    *Monolithic Power Systems, Inc. .................................         22,103           275,403
    *Monotype Imaging Holdings, Inc. ................................         18,796           255,062
    *Monster Worldwide, Inc. ........................................         77,461           714,965
    *MoSys, Inc. ....................................................         17,934            69,405
    *Motorola Mobility Holdings, Inc. ...............................         54,207         2,107,568
     Motorola Solutions, Inc. .......................................         68,951         3,234,491
    *Move, Inc. .....................................................         15,878            29,216
     MTS Systems Corp. ..............................................          8,108           297,320
    *Multi-Fineline Electronix, Inc. ................................         14,543           333,616
    *Nanometrics, Inc. ..............................................         14,450           243,916
    *NAPCO Security Technologies, Inc. ..............................          7,959            16,555
     National Instruments Corp. .....................................         64,756         1,729,633
    *NCI, Inc. Class A ..............................................          5,008            68,359
    *NCR Corp. ......................................................         86,001         1,637,459
   #*NetApp, Inc. ...................................................         73,014         2,990,653
    *NETGEAR, Inc. ..................................................         19,345           685,974
    *NetList, Inc. ..................................................         11,200            17,808
    *NetLogic Microsystems, Inc. ....................................         35,567         1,749,896
    *NetScout Systems, Inc. .........................................         20,772           340,453
   #*NetSuite, Inc. .................................................         12,105           460,474
    *Network Engines, Inc. ..........................................          9,147            11,800
    *Network Equipment Technologies, Inc. ...........................         13,527            25,837
    *NeuStar, Inc. ..................................................         39,575         1,258,089
    *Newport Corp. ..................................................         25,427           352,164
    *NIC, Inc. ......................................................         15,586           215,243
    *Novatel Wireless, Inc. .........................................         18,900            75,033
    *Novellus Systems, Inc. .........................................         50,015         1,728,018
   #*Nuance Communications, Inc. ....................................         94,121         2,492,324
    *NumereX Corp. Class A ..........................................          7,200            57,240
    *NVIDIA Corp. ...................................................         99,459         1,471,993
   #*Oclaro, Inc. ...................................................         30,005           123,321
    *OmniVision Technologies, Inc. ..................................         30,711           500,896
    *ON Semiconductor Corp. .........................................        213,916         1,619,344
    *Online Resources Corp. .........................................         18,138            48,610
    *Onvia, Inc. ....................................................            442             1,286
   #*Openwave Systems, Inc. .........................................         39,688            61,516
    *Oplink Communications, Inc. ....................................         13,600           220,592
     OPNET Technologies, Inc. .......................................          9,700           424,278
    *Opnext, Inc. ...................................................         52,965            52,562
     Optical Cable Corp. ............................................          3,696            13,232
     Oracle Corp. ...................................................        628,672        20,601,581

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    *ORBCOMM, Inc. ..................................................         23,930   $        65,808
    *OSI Systems, Inc. ..............................................         11,500           509,450
    *PAR Technology Corp. ...........................................          7,596            27,649
    *Parametric Technology Corp. ....................................         62,080         1,293,126
     Park Electrochemical Corp. .....................................         13,854           392,068
   #*ParkerVision, Inc. .............................................          2,905             2,411
     Paychex, Inc. ..................................................         68,725         2,002,646
    *PC Connection, Inc. ............................................         17,215           143,745
    *PC Mall, Inc. ..................................................          6,716            35,393
    *PC-Tel, Inc. ...................................................         12,027            87,075
    *PDF Solutions, Inc. ............................................         13,547            70,038
    *Perceptron, Inc. ...............................................          3,997            22,603
    *Perficient, Inc. ...............................................         18,546           176,743
    *Performance Technologies, Inc. .................................          4,350             7,960
    *Pericom Semiconductor Corp. ....................................         15,429           130,992
    *Pervasive Software, Inc. .......................................          7,283            45,373
   #*Photronics, Inc. ...............................................         38,277           239,997
    *Pixelworks, Inc. ...............................................          5,086            11,291
    *Planar Systems, Inc. ...........................................         10,280            19,840
    #Plantronics, Inc. ..............................................         25,204           842,066
    *Plexus Corp. ...................................................         24,345           625,666
    *PLX Technology, Inc. ...........................................         25,313            82,267
    *PMC-Sierra, Inc. ...............................................        157,839         1,000,699
    *Polycom, Inc. ..................................................         43,400           717,402
    #Power Integrations, Inc. .......................................         15,100           538,013
   #*Power-One, Inc. ................................................         64,154           317,562
    *Presstek, Inc. .................................................         17,827            13,549
    *PRGX Global, Inc. ..............................................         11,066            59,092
    *Progress Software Corp. ........................................         32,020           674,341
   #*PROS Holdings, Inc. ............................................         10,624           168,497
    #Pulse Electronics Corp. ........................................         13,080            46,172
     QAD, Inc. Class A ..............................................          4,478            51,766
     QAD, Inc. Class B ..............................................          1,619            18,975
   #*QLIK Technologies, Inc. ........................................          4,008           114,509
    *QLogic Corp. ...................................................         54,973           767,973
     QUALCOMM, Inc. .................................................        272,315        14,051,454
    *Qualstar Corp. .................................................          3,826             7,384
    *Quantum Corp. ..................................................        104,104           271,711
    *Quest Software, Inc. ...........................................         44,260           778,533
    *QuickLogic Corp. ...............................................          8,175            25,097
    *QuinStreet, Inc. ...............................................         24,709           283,906
   #*Rackspace Hosting, Inc. ........................................         25,670         1,062,481
    *RadiSys Corp. ..................................................         17,545           102,814
    *Rainmaker Systems, Inc. ........................................          4,893             4,502
    *Ramtron International Corp. ....................................         10,124            24,196
     RealNetworks, Inc. .............................................         21,425           209,108
    *Red Hat, Inc. ..................................................         36,693         1,821,807
    *Reis, Inc. .....................................................          6,081            59,472
    *Relm Wireless Corp. ............................................          1,238             1,238
    *RF Industries, Ltd. ............................................          4,061            12,833
   #*RF Micro Devices, Inc. .........................................        149,147         1,094,739
     Richardson Electronics, Ltd. ...................................          9,355           121,521
    *RightNow Technologies, Inc. ....................................          5,433           233,673
     Rimage Corp. ...................................................          5,474            60,761
   #*Riverbed Technology, Inc. ......................................         31,838           878,092
    *Rofin-Sinar Technologies, Inc. .................................         17,300           449,800
    *Rogers Corp. ...................................................         10,765           464,725
   #*Rosetta Stone, Inc. ............................................         13,937           138,394
    *Rovi Corp. .....................................................         25,577         1,267,085
    *Rubicon Technology, Inc. .......................................         11,550           120,351
    *Rudolph Technologies, Inc. .....................................         19,406           143,022

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                            SHARES          VALUE+
                                                                         -----------   ---------------
Information Technology -- (Continued)
    *S1 Corp. .......................................................         34,738   $       338,001
    *Saba Software, Inc. ............................................         11,262            78,158
    *SAIC, Inc. .....................................................        115,459         1,435,155
   #*Salesforce.com, Inc. ...........................................         20,703         2,757,019
    *Sandisk Corp. ..................................................        116,355         5,895,708
    *Sanmina-SCI Corp. ..............................................         54,485           480,013
     Sapient Corp. ..................................................         72,104           891,205
    *ScanSource, Inc. ...............................................         18,402           639,654
    *Scientific Learning Corp. ......................................          3,436            11,957
    *SeaChange International, Inc. ..................................         21,746           183,536
     Seagate Technology .............................................        140,077         2,262,244
    *Semtech Corp. ..................................................         35,518           867,350
    *Sevcon, Inc. ...................................................            613             3,770
    *ShoreTel, Inc. .................................................         25,497           149,157
   #*Sigma Designs, Inc. ............................................         19,013           158,568
    *Silicon Graphics International Corp. ...........................         12,437           179,839
    *Silicon Image, Inc. ............................................         38,736           249,460
   #*Silicon Laboratories, Inc. .....................................         23,424         1,001,376
    *Skyworks Solutions, Inc. .......................................         57,201         1,133,152
   #*Smith Micro Software, Inc. .....................................         20,269            23,715
    *SolarWinds, Inc. ...............................................         20,896           603,059
     Solera Holdings, Inc. ..........................................         19,065         1,041,521
   #*Sonus Networks, Inc. ...........................................        180,221           477,586
    *Soundbite Communications, Inc. .................................          1,385             3,518
   #*Sourcefire, Inc. ...............................................         14,462           398,428
    *Spansion, Inc. Class A .........................................         41,697           429,062
    *Spark Networks, Inc. ...........................................          6,600            20,460
    *Spire Corp. ....................................................          3,300             4,125
    *SRS Labs, Inc. .................................................          6,483            45,575
    *SS&C Technologies Holdings, Inc. ...............................         48,757           773,286
    *Stamps.com, Inc. ...............................................          6,966           226,813
    *Standard Microsystems Corp. ....................................         15,613           386,578
    *StarTek, Inc. ..................................................          7,529            17,693
   #*STEC, Inc. .....................................................         24,557           277,985
    *Steel Excel, Inc. ..............................................          6,102           158,652
   #*Stratasys, Inc. ................................................          9,911           277,904
    *Stream Global Services, Inc. ...................................          1,303             4,078
   #*SuccessFactors, Inc. ...........................................         20,635           550,954
   #*SunPower Corp. Class A .........................................          2,048            20,521
   #*Super Micro Computer, Inc. .....................................         20,684           330,944
   #*Supertex, Inc. .................................................          8,191           151,206
    *Support.com, Inc. ..............................................         23,970            50,577
    *Sycamore Networks, Inc. ........................................         18,935           363,931
    *Symantec Corp. .................................................        122,410         2,082,194
    *Symmetricom, Inc. ..............................................         28,260           145,539
   #*Synaptics, Inc. ................................................         17,515           591,832
   #*Synchronoss Technologies, Inc. .................................          6,345           190,731
   #*SYNNEX Corp. ...................................................         23,537           679,513
    *Synopsys, Inc. .................................................         94,902         2,544,323
     Syntel, Inc. ...................................................         19,422           949,736
    *Take-Two Interactive Software, Inc. ............................         56,358           889,329
    *Taleo Corp. ....................................................          6,066           196,538
     TE Connectivity, Ltd. ..........................................         62,272         2,213,770
    *Tech Data Corp. ................................................         30,458         1,497,924
    *TechTarget, Inc. ...............................................         23,267           172,408
    *Tekelec ........................................................         41,629           408,797
    *TeleCommunication Systems, Inc. Class A ........................         32,401           106,923
   #*TeleNav, Inc. ..................................................         18,127           155,348
    *TeleTech Holdings, Inc. ........................................         29,780           520,554
     Tellabs, Inc. ..................................................        233,498         1,011,046
     Telular Corp. ..................................................          7,575            45,374

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Teradata Corp. .................................................         34,827   $     2,077,779
   #*Teradyne, Inc. .................................................         94,422         1,352,123
     Tessco Technologies, Inc. ......................................          5,682            79,093
    *Tessera Technologies, Inc. .....................................         33,394           459,835
     Texas Instruments, Inc. ........................................        187,336         5,756,835
     TheStreet, Inc. ................................................         19,555            37,741
   #*THQ, Inc. ......................................................         40,600            86,478
    *TIBCO Software, Inc. ...........................................         73,100         2,111,859
    *Tier Technologies, Inc. ........................................          8,691            30,592
   #*TiVo, Inc. .....................................................         64,383           697,268
    *TNS, Inc. ......................................................         12,965           253,206
     Total System Services, Inc. ....................................        101,263         2,014,121
    *Transact Technologies, Inc. ....................................          3,740            28,835
    *TranSwitch Corp. ...............................................            131               297
   #*Travelzoo, Inc. ................................................          2,258            71,940
   #*Trident Microsystems, Inc. .....................................         13,500             7,290
    *Trimble Navigation, Ltd. .......................................         42,611         1,721,911
    *Trio-Tech International ........................................          1,525             3,782
    *Triquint Semiconductor, Inc. ...................................        101,340           539,129
    *TSR, Inc. ......................................................            210               877
    *TTM Technologies, Inc. .........................................         51,773           578,304
    *Tyler Technologies, Inc. .......................................         17,136           540,984
    *Ultimate Software Group, Inc. ..................................          1,787           107,542
    *Ultra Clean Holdings, Inc. .....................................         10,845            59,431
    *Ultratech, Inc. ................................................         13,632           297,178
    *Unisys Corp. ...................................................         21,829           567,336
     United Online, Inc. ............................................         58,293           344,512
   #*Universal Display Corp. ........................................         13,000           608,790
   #*USA Technologies, Inc. .........................................         21,015            30,682
    *UTStarcom Holdings Corp. .......................................         93,974           134,383
   #*ValueClick, Inc. ...............................................         42,264           743,846
    *Varian Semiconductor Equipment Associates, Inc. ................         36,577         2,295,938
   #*Veeco Instruments, Inc. ........................................         21,355           569,965
    *VeriFone Systems, Inc. .........................................         34,721         1,465,573
    *Verint Systems, Inc. ...........................................          4,327           128,945
    #VeriSign, Inc. .................................................         34,060         1,092,985
    *Vertro, Inc. ...................................................            500               845
   #*Viasat, Inc. ...................................................         27,665         1,178,252
   #*Viasystems Group, Inc. .........................................         11,635           239,565
    *Vicon Industries, Inc. .........................................            600             2,010
    *Video Display Corp. ............................................          3,612            14,918
   #*VirnetX Holding Corp. ..........................................         16,186           348,808
    *Virtusa Corp. ..................................................         21,168           344,827
    #Visa, Inc. .....................................................        114,676        10,694,684
    *Vishay Intertechnology, Inc. ...................................         98,200         1,055,650
    *Vishay Precision Group, Inc. ...................................          9,993           145,798
   #*VistaPrint N.V. .................................................         12,893           450,224
    *VMware, Inc. Class A ...........................................         13,701         1,339,273
    *Vocus, Inc. ....................................................          3,296            67,172
   #*Volterra Semiconductor Corp. ...................................         12,869           304,995
   #*Wave Systems Corp. Class A .....................................          1,900             4,959
     Wayside Technology Group, Inc. .................................          2,200            26,400
   #*Web.com Group, Inc. ............................................         15,331           148,097
   #*WebMD Health Corp. .............................................         27,478           987,834
    *Websense, Inc. .................................................         10,792           192,529
    *Westell Technologies, Inc. Class A .............................         34,627            69,600
    *Western Digital Corp. ..........................................        118,375         3,153,510
     Western Union Co. (The) ........................................        123,820         2,163,135
    *Wireless Telecom Group, Inc. ...................................          3,316             3,084
    *WPCS International, Inc. .......................................          2,200             5,060
    *Wright Express Corp. ...........................................         19,848           930,474

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Xerox Corp. ....................................................        711,562   $     5,820,577
     Xilinx, Inc. ...................................................         35,947         1,202,787
    *XO Group, Inc. .................................................         20,577           189,926
   #*X-Rite, Inc. ...................................................         54,160           244,262
    *Xyratex, Ltd. ..................................................          3,905            53,264
    *Yahoo!, Inc. ...................................................        281,776         4,406,977
    *Zebra Technologies Corp. Class A ...............................         28,631         1,023,272
    *Zix Corp. ......................................................         22,690            56,271
    *Zygo Corp. .....................................................         11,757           180,352
                                                                                       ---------------
Total Information Technology ........................................                      626,523,115
                                                                                       ---------------
Materials -- (4.4%)
     A. Schulman, Inc. ..............................................         19,912           420,342
    *A.M. Castle & Co. ..............................................         13,693           187,457
    *AEP Industries, Inc. ...........................................          2,800            75,684
     Air Products & Chemicals, Inc. .................................         32,474         2,797,310
     Airgas, Inc. ...................................................         38,100         2,626,995
    #AK Steel Holding Corp. .........................................         61,732           514,228
     Albemarle Corp. ................................................         28,735         1,531,288
     Alcoa, Inc. ....................................................        251,704         2,708,335
     Allegheny Technologies, Inc. ...................................         34,809         1,615,138
    *Allied Nevada Gold Corp. .......................................         32,149         1,221,019
    #AMCOL International Corp. ......................................         16,508           498,377
    *American Pacific Corp. .........................................          3,651            33,662
    #American Vanguard Corp. ........................................         18,261           225,889
     AptarGroup, Inc. ...............................................         34,774         1,668,109
    *Arabian American Development Co. ...............................         11,353            51,770
     Ashland, Inc. ..................................................         39,643         2,099,493
    *Balchem Corp. ..................................................          9,977           367,852
     Ball Corp. .....................................................         36,703         1,268,823
    #Bemis Co., Inc. ................................................         71,215         2,001,854
     Boise, Inc. ....................................................         76,229           461,185
     Buckeye Technologies, Inc. .....................................         25,791           779,920
     Cabot Corp. ....................................................         42,635         1,286,724
    *Calgon Carbon Corp. ............................................         29,946           477,639
     Carpenter Technology Corp. .....................................         23,901         1,355,665
     Celanese Corp. Class A .........................................         33,610         1,463,716
    *Century Aluminum Co. ...........................................         58,829           656,532
     CF Industries Holdings, Inc. ...................................         33,871         5,496,247
    *Chemtura Corp. .................................................         59,338           720,363
    *Clearwater Paper Corp. .........................................         15,593           516,596
     Cliffs Natural Resources, Inc. .................................         37,581         2,563,776
    *Coeur d'Alene Mines Corp. ......................................         59,346         1,517,477
     Commercial Metals Co. ..........................................         73,664           915,644
     Compass Minerals International, Inc. ...........................          9,325           709,353
    *Contango ORE, Inc. .............................................            833            11,662
    *Continental Materials Corp. ....................................            268             2,902
    *Core Molding Technologies, Inc. ................................          4,780            41,538
    *Crown Holdings, Inc. ...........................................         33,359         1,127,201
     Cytec Industries, Inc. .........................................         33,534         1,497,964
     Deltic Timber Corp. ............................................          6,112           413,721
    #Domtar Corp. ...................................................         27,309         2,236,880
    #Dow Chemical Co. (The) .........................................        270,286         7,535,574
     E.I. du Pont de Nemours & Co. ..................................        151,139         7,265,252
     Eagle Materials, Inc. ..........................................         28,341           583,258
     Eastman Chemical Co. ...........................................         45,800         1,799,482
    #Ecolab, Inc. ...................................................         47,748         2,570,752
    *Ferro Corp. ....................................................         48,221           311,990
    *Flotek Industries, Inc. ........................................          1,500            11,160
     FMC Corp. ......................................................         15,487         1,221,769
     Freeport-McMoRan Copper & Gold, Inc. Class B ...................        151,230         6,088,520

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Friedman Industries, Inc. ......................................          5,521   $        57,860
   #*General Moly, Inc. .............................................         48,066           165,347
    *Georgia Gulf Corp. .............................................         21,416           387,630
    *Globe Specialty Metals, Inc. ...................................         39,359           656,115
   #*Golden Minerals, Co. ...........................................          7,014            49,168
    *Graphic Packaging Holding Co. ..................................        257,242         1,137,010
     Greif, Inc. Class A ............................................         17,165           768,649
     Greif, Inc. Class B ............................................         14,223           650,702
     H.B. Fuller Co. ................................................         33,080           710,889
    #Hawkins, Inc. ..................................................          5,510           210,923
     Haynes International, Inc. .....................................          6,727           393,462
    *Headwaters, Inc. ...............................................         36,139            63,605
   #*Hecla Mining Co. ...............................................        144,394           905,350
    *Horsehead Holding Corp. ........................................         26,654           231,357
     Huntsman Corp. .................................................        158,117         1,856,294
     Innophos Holdings, Inc. ........................................         12,373           544,288
    *Innospec, Inc. .................................................         14,986           452,577
     International Flavors & Fragrances, Inc. .......................         18,300         1,108,248
     International Paper Co. ........................................        147,971         4,098,797
    *Intrepid Potash, Inc. ..........................................         40,753         1,134,156
     Kaiser Aluminum Corp. ..........................................         13,378           621,542
    *KapStone Paper & Packaging Corp. ...............................         30,895           506,678
     KMG Chemicals, Inc. ............................................          6,799            98,857
     Koppers Holdings, Inc. .........................................          6,843           226,435
    *Kraton Performance Polymers, Inc. ..............................         20,752           408,399
     Kronos Worldwide, Inc. .........................................         50,119         1,112,141
    *Landec Corp. ...................................................         17,020           105,694
    #Limoneira Co. ..................................................            644            11,173
    *Louisiana-Pacific Corp. ........................................         79,733           530,224
    *LSB Industries, Inc. ...........................................         11,614           411,484
    #Martin Marietta Materials, Inc. ................................         23,952         1,728,616
    *Material Sciences Corp. ........................................          3,017            24,438
    *Materion Corp. .................................................         13,280           351,123
     MeadWestavco Corp. .............................................         87,604         2,445,028
    *Mercer International, Inc. .....................................         28,395           195,358
    *Metals USA Holdings Corp. ......................................         24,632           268,242
     Minerals Technologies, Inc. ....................................         12,400           680,016
    *Mines Management, Inc. .........................................          4,267            10,668
    *Mod-Pac Corp. ..................................................          1,105             6,542
   #*MolyCorp, Inc. ................................................         10,678           408,647
     Monsanto Co. ...................................................         86,626         6,302,042
     Mosaic Co. (The) ...............................................         23,377         1,368,957
    #Myers Industries, Inc. .........................................         23,439           286,425
     Nalco Holding Co. ..............................................         67,950         2,562,394
    *Nanophase Technologies Corp. ...................................            700               322
     Neenah Paper, Inc. .............................................          9,961           164,356
    #NewMarket Corp. ................................................          7,404         1,437,413
     Newmont Mining Corp. ...........................................         80,087         5,352,214
    #NL Industries, Inc. ............................................         32,061           466,167
    *Noranda Aluminum Holding Corp. .................................         23,721           219,656
    *Northern Technologies International Corp. ......................          2,180            31,610
     Nucor Corp. ....................................................        137,660         5,200,795
     Olin Corp. .....................................................         54,442         1,026,776
     Olympic Steel, Inc. ............................................          6,657           136,136
    *OM Group, Inc. .................................................         22,385           647,150
    *Omnova Solutions, Inc. .........................................         29,591           131,088
    *Owens-Illinois, Inc. ...........................................         49,582           995,607
    #P.H. Glatfelter Co. ............................................         30,425           456,375
     Packaging Corp. of America .....................................         56,087         1,462,749
    *Penford Corp. ..................................................          8,423            43,042
     PolyOne Corp. ..................................................         62,522           699,621

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     PPG Industries, Inc. ...........................................         33,533   $     2,897,587
     Praxair, Inc. ..................................................         49,018         4,983,660
     Quaker Chemical Corp. ..........................................          8,495           295,541
     Reliance Steel & Aluminum Co. ..................................         50,630         2,237,340
     Rock-Tenn Co. Class A ..........................................         40,936         2,423,002
    *Rockwood Holdings, Inc. ........................................         37,698         1,735,616
     Royal Gold, Inc. ...............................................         34,390         2,461,636
     RPM International, Inc. ........................................         67,143         1,508,703
    *RTI International Metals, Inc. .................................         20,724           546,906
    #Schnitzer Steel Industries, Inc. Class A .......................         14,828           693,950
     Schweitzer-Maudoit International, Inc. .........................         11,354           798,413
    #Scotts Miracle-Gro Co. Class A (The) ...........................         34,613         1,679,077
     Sealed Air Corp. ...............................................        100,041         1,780,730
    *Senomyx, Inc. ..................................................          8,376            38,195
     Sensient Technologies Corp. ....................................         33,191         1,226,739
     Sherwin-Williams Co. ...........................................         21,958         1,816,146
    #Sigma-Aldrich Corp. ............................................         23,613         1,546,179
     Silgan Holdings, Inc. ..........................................         37,923         1,423,629
   #*Silver Bull Resources, Inc. ....................................            500               330
    *Solitario Exploration & Royalty Corp. ..........................          1,700             3,009
    *Solutia, Inc. ..................................................         62,317         1,012,651
    #Sonoco Products Co. ............................................         51,641         1,621,011
    #Southern Copper Corp. ..........................................        102,838         3,155,070
    *Spartech Corp. .................................................         15,385            62,463
     Steel Dynamics, Inc. ...........................................        133,573         1,668,327
     Stepan Co. .....................................................          5,340           412,729
   #*Stillwater Mining Co. ..........................................         53,179           604,113
   #*STR Holdings, Inc. .............................................         11,700           100,035
    *Synalloy Corp. .................................................          4,755            47,550
     Temple-Inland, Inc. ............................................         66,220         2,106,458
    #Texas Industries, Inc. .........................................         19,215           576,450
    #Titanium Metals Corp. ..........................................         94,193         1,577,733
   #*U.S. Gold Corp. ................................................         40,866           185,532
    *United States Lime & Minerals, Inc. ............................          3,056           168,080
    #United States Steel Corp. ......................................         68,181         1,729,070
    *Universal Stainless & Alloy Products, Inc. .....................          4,448           167,467
    #Valhi, Inc. ....................................................         22,008         1,300,453
     Valspar Corp. ..................................................         61,547         2,146,144
    *Verso Paper Corp. ..............................................         12,902            23,611
    #Vulcan Materials Co. ...........................................         66,872         2,092,425
     Walter Energy, Inc. ............................................         10,523           796,065
     Wausau Paper Corp. .............................................         33,057           247,928
    #Westlake Chemical Corp. ........................................         34,626         1,426,937
     Worthington Industries, Inc. ...................................         48,784           842,988
    *WR Grace & Co. .................................................         27,933         1,167,320
     Zep, Inc. ......................................................         11,429           174,178
    *Zoltek Cos., Inc. ..............................................         21,581           156,462
                                                                                       ---------------
Total Materials .....................................................                      183,944,352
                                                                                       ---------------
Other -- (0.0%)
  .#*Atlas Energy, Inc. Escrow Shares ...............................         35,178                --
    .Avigen, Inc. Escrow Shares .....................................          5,711                --
   .*Concord Camera Corp. Escrow Shares .............................            405                --
   .*Endo Pharmaceuticals Solutions .................................         24,105            26,516
   .*Gerber Scientific, Inc. Escrow Shares ..........................         15,579                --
   .*J. Crew Group, Inc. Escrow Shares ..............................         14,423                --
   .*MAIR Holdings, Inc. Escrow Shares ..............................            300                --
   .*Price Communications Liquidation Trust .........................          5,700                --
   .*Softbrands, Inc. Escrow Shares .................................          3,200                --
   .*Voyager Learning Co. Escrow Shares .............................            669                --
                                                                                       ---------------
Total Other .........................................................                           26,516
                                                                                       ---------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Telecommunication Services -- (2.3%)
    *AboveNet, Inc. .................................................         13,869   $       823,125
    *American Tower Corp. ...........................................         54,783         3,018,543
     AT&T, Inc. .....................................................      1,371,909        40,210,653
    #Atlantic Tele-Network, Inc. ....................................         10,357           393,048
    *Cbeyond, Inc. ..................................................         13,690           112,806
    #CenturyLink, Inc. ..............................................        151,812         5,352,891
    *Cincinnati Bell, Inc. .........................................        104,476           336,413
    *Cogent Communications Group, Inc. ..............................         14,876           238,760
    #Consolidated Communications Holdings, Inc. .....................         15,819           298,663
   #*Crown Castle International Corp. ...............................         43,078         1,781,706
   #*FiberTower Corp. ...............................................         28,409            27,273
    #Frontier Communications Corp. ..................................        503,663         3,152,930
    *General Communications, Inc. Class A ...........................         28,610           270,364
     HickoryTech Corp. ..............................................          6,465            72,149
     IDT Corp. Class B ..............................................         11,266           129,559
   #*Iridium Communications, Inc. ...................................         47,632           302,940
   #*Leap Wireless International, Inc. ..............................         51,554           358,300
   #*Level 3 Communications, Inc. ...................................         69,028         1,842,357
    *MetroPCS Communications, Inc. ..................................        186,127         1,582,080
    *Neutral Tandem, Inc. ...........................................         21,771           229,466
    *NII Holdings, Inc. .............................................         86,707         2,040,216
     NTELOS Holdings Corp. ..........................................         22,604           429,928
    *PAETEC Holding Corp. ...........................................         64,736           354,753
    *Pendrell Corp. .................................................         89,262           221,370
    *Premiere Global Services, Inc. .................................         36,049           326,604
    *Primus Telecommunications Group, Inc. ..........................          1,119            13,148
    *SBA Communications Corp. .......................................         21,188           807,051
   #*Shenandoah Telecommunications Co. ..............................         15,202           206,139
   #*Sprint Nextel Corp. ............................................      1,022,018         2,626,586
     SureWest Communications ........................................          8,772           100,615
    #Telephone & Data Systems, Inc. .................................         30,782           713,527
     Telephone & Data Systems, Inc. Special Shares ..................         31,694           663,038
    *tw telecom, Inc. ...............................................         81,471         1,507,214
    *United States Cellular Corp. ...................................         22,258           887,426
     USA Mobility, Inc. .............................................         14,582           190,587
     Verizon Communications, Inc. ...................................        650,968        24,072,797
    *Vonage Holdings Corp. ..........................................         84,000           281,400
    *Warwick Valley Telephone Co. ...................................          3,243            39,078
    #Windstream Corp. ...............................................        164,592         2,003,085
                                                                                       ---------------
Total Telecommunication Services ....................................                       98,018,588
                                                                                       ---------------
Utilities -- (3.3%)
    *AES Corp. ......................................................        397,283         4,457,515
    #AGL Resources, Inc. ............................................         41,149         1,725,789
     ALLETE, Inc. ...................................................         19,690           777,952
     Alliant Energy Corp. ...........................................         37,851         1,543,564
     Ameren Corp. ...................................................         54,847         1,748,522
    #American Electric Power Co., Inc. ..............................         80,351         3,156,187
     American States Water Co. ......................................          9,715           339,442
     American Water Works Co., Inc. .................................         45,693         1,395,007
    #Aqua America, Inc. .............................................         71,726         1,591,600
    #Artesian Resources Corp. .......................................          2,709            49,304
     Atmos Energy Corp. .............................................         47,626         1,634,524
     Avista Corp. ...................................................         31,159           792,997
    #Black Hills Corp. ..............................................         20,793           700,932
   #*Cadiz, Inc. ....................................................          2,464            23,679
     California Water Service Group .................................         22,814           423,656
    *Calpine Corp. ..................................................        232,957         3,533,958
     CenterPoint Energy, Inc. .......................................         94,884         1,977,383
     Central Vermont Public Service Corp. ...........................          6,710           237,333
     CH Energy Group, Inc. ..........................................         10,263           566,620

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
     Chesapeake Utilities Corp. .....................................          5,161   $       218,775
    #Cleco Corp. ....................................................         31,699         1,168,742
    #CMS Energy Corp. ...............................................         69,200         1,440,744
     Connecticut Water Services, Inc. ...............................          4,541           121,426
    #Consolidated Edison, Inc. ......................................         48,345         2,797,725
     Consolidated Water Co., Ltd. ...................................          8,676            80,513
     Constellation Energy Group, Inc. ...............................         35,929         1,426,381
     Delta Natural Gas Co., Inc. ....................................          1,429            46,085
     Dominion Resources, Inc. .......................................         95,833         4,944,024
     DPL, Inc. ......................................................         59,562         1,807,707
     DTE Energy Co. .................................................         36,761         1,915,616
    #Duke Energy Corp. ..............................................        219,789         4,488,091
   #*Dynegy, Inc. ...................................................         81,051           297,457
     Edison International, Inc. .....................................         69,891         2,837,575
    #El Paso Electric Co. ...........................................         22,370           716,511
     Empire District Electric Co. ...................................         21,890           437,143
     Entergy Corp. ..................................................         37,927         2,623,411
    #Exelon Corp. ...................................................        109,143         4,844,858
     FirstEnergy Corp. ..............................................         69,660         3,131,914
     Gas Natural, Inc. ..............................................          2,769            30,459
    *Genie Energy, Ltd. Class B .....................................         11,266            93,508
    *GenOn Energy, Inc. .............................................        531,920         1,622,356
    #Great Plains Energy, Inc. ......................................         71,987         1,493,010
     Hawaiian Electric Industries, Inc. .............................         49,725         1,259,534
     IDACORP, Inc. .................................................         26,895         1,086,020
     Integrys Energy Group, Inc. ....................................         39,544         2,092,273
     ITC Holdings Corp. .............................................         25,618         1,861,916
    #Laclede Group, Inc. ............................................         12,233           490,788
     MDU Resources Group, Inc. ......................................         66,348         1,367,432
     MGE Energy, Inc. ...............................................         11,830           516,261
     Middlesex Water Co. ............................................          7,305           138,430
     National Fuel Gas Co. ..........................................         19,358         1,186,452
    #New Jersey Resources Corp. .....................................         21,532         1,012,435
     NextEra Energy, Inc. ...........................................         66,815         3,768,366
    #Nicor, Inc. ....................................................         20,538         1,155,262
    #NiSource, Inc. .................................................         61,940         1,368,255
     Northeast Utilities, Inc. ......................................         40,984         1,416,817
    #Northwest Natural Gas Co. ......................................         14,352           670,525
     NorthWestern Corp. .............................................         19,367           667,193
    *NRG Energy, Inc. ...............................................        122,202         2,617,567
     NSTAR ..........................................................         25,400         1,145,286
     NV Energy, Inc. ................................................        125,628         2,015,073
     OGE Energy Corp. ...............................................         22,586         1,168,600
     Oneok, Inc. ....................................................         23,907         1,818,127
     Ormat Technologies, Inc. .......................................         26,562           504,412
    #Otter Tail Corp. ...............................................         18,438           357,882
     Pennichuck Corp. ...............................................          1,797            51,125
    #Pepco Holdings, Inc. ...........................................         49,129           972,754
    #PG&E Corp. .....................................................         63,309         2,715,956
    #Piedmont Natural Gas Co. .......................................         37,511         1,226,235
     Pinnacle West Capital Corp. ....................................         25,155         1,146,565
     PNM Resources, Inc. ............................................         46,027           827,565
     Portland General Electric Co. ..................................         40,324           989,551
     PPL Corp. ......................................................         96,203         2,825,482
     Progress Energy, Inc. ..........................................         41,732         2,174,237
     Public Service Enterprise Group, Inc. ..........................        120,191         4,050,437
     Questar Corp. ..................................................        111,324         2,145,213
     RGC Resources, Inc. ............................................          1,198            21,516
    #SCANA Corp. ....................................................         28,009         1,184,221
    #Sempra Energy ..................................................         37,950         2,039,054
    #SJW Corp. ......................................................         12,177           283,481

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
    #South Jersey Industries, Inc. ..................................         15,680   $       882,941
     Southern Co. ...................................................        139,865         6,042,168
     Southwest Gas Corp. ............................................         23,144           913,725
    *Synthesis Energy Systems, Inc. .................................         29,577            45,549
     TECO Energy, Inc. ..............................................        109,674         2,036,646
     UGI Corp. ......................................................         58,578         1,679,431
    #UIL Holdings Corp. .............................................         26,668           908,845
     UniSource Energy Corp. .........................................         19,652           732,627
     Unitil Corp. ...................................................          5,608           149,565
     Vectren Corp. ..................................................         43,099         1,223,150
    #Westar Energy, Inc. ............................................         61,169         1,667,467
     WGL Holdings, Inc. .............................................         26,643         1,140,587
     Wisconsin Energy Corp. .........................................         52,524         1,703,353
     Xcel Energy, Inc. ..............................................         98,899         2,556,539
     York Water Co. .................................................          6,712           114,104
                                                                                       ---------------
Total Utilities .....................................................                      139,394,990
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    3,718,951,337
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
    *Accuride Corp. Warrants 02/26/12 ...............................          3,543                44
   .*Capital Bank Corp. Rights Contingent Value Rights ..............            988                --
    *Celgene Corp. Contingent Value Rights ..........................         15,938            25,820
   .*Contra Pharmacopeia Contingent Value Rights ....................          3,300                --
   .*Emergent Biosolutions, Inc. Contingent Value Rights ............          1,100                --
   .*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights ...          7,600                --
   .*U.S. Concrete, Inc. Warrants A 08/31/17 ........................            294                --
   .*U.S. Concrete, Inc. Warrants B 08/31/17 ........................            294                --
    *Valley National Bancorp Warrants 06/30/15 ......................            138               297
    *Zion Oil & Gas, Inc. Warrants 08/15/12 .........................          1,850               555
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           26,716
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................     10,048,770        10,048,770
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund ..................................    508,332,045       508,332,045
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/11 (Collateralized by $1,113,627 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from
       07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to
       5.000%, maturities ranging from 06/01/26 to 06/01/41, valued
       at $1,117,629) to be repurchased at $1,081,195 ...............   $      1,081         1,081,191
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      509,413,236
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,944,426,687) ............................................                  $ 4,238,440,059
                                                                                       ===============

                          U.S. CORE EQUITY 2 PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (84.4%)
Consumer Discretionary -- (11.8%)
    *1-800-FLOWERS.COM, Inc. Class A ................................         31,098   $        88,629
    *99 Cents Only Stores ...........................................         87,518         1,907,892
     A.H. Belo Corp. Class A ........................................         20,538           102,690
     Aaron's, Inc. ..................................................        110,063         2,945,286
     Abercrombie & Fitch Co. ........................................         96,954         7,213,378
    *AC Moore Arts & Crafts, Inc. ...................................         23,777            37,568
     Acme United Corp. ..............................................          2,302            21,708
     Advance Auto Parts, Inc. .......................................         19,701         1,281,944
   #*Aeropostale, Inc. ..............................................         33,343           455,465
    *AFC Enterprises, Inc. ..........................................         22,826           312,944
     Aldila, Inc. ...................................................          4,595            12,407
   #*Amazon.com, Inc. ...............................................         36,479         7,788,631
    #Ambassadors Group, Inc. ........................................         23,469           116,406
   #*AMC Networks, Inc. Class A .....................................         12,450           406,119
     Amcon Distributing Co. .........................................            668            37,007
   #*American Apparel, Inc. .........................................         38,775            33,734
    *American Axle & Manufacturing Holdings, Inc. ...................         63,546           615,761
    *American Biltrite, Inc. ........................................          3,616            18,622
    #American Eagle Outfitters, Inc. ................................        274,812         3,608,282
     American Greetings Corp. Class A ...............................         29,700           475,497
   #*American Public Education, Inc. ................................          9,932           355,665
    *America's Car-Mart, Inc. .......................................         14,490           483,676
   #*Amerigon, Inc. .................................................         30,144           462,409
     Ameristar Casinos, Inc. ........................................         56,601         1,047,119
   #*ANN, INC .......................................................         68,590         1,827,238
   #*Apollo Group, Inc. Class A .....................................         20,644           977,493
     Arbitron, Inc. .................................................         18,047           717,007
    *Archipelago Learning, Inc. .....................................         28,170           287,052
    *Arctic Cat, Inc. ...............................................         16,576           336,659
    *Ark Restaurants Corp. ..........................................          4,916            68,824
    *Asbury Automotive Group, Inc. ..................................         44,063           821,775
    *Ascena Retail Group, Inc. ......................................        104,788         3,028,373
    *Ascent Capital Group, Inc. Class A .............................         19,385           881,824
   #*Atrinsic, Inc. .................................................          4,347             7,173
    *Audiovox Corp. Class A .........................................         25,637           182,279
    #Autoliv, Inc. ..................................................         39,955         2,308,200
   #*AutoNation, Inc. ...............................................        116,877         4,551,190
   #*AutoZone, Inc. .................................................          4,966         1,606,948
    *Bakers Footwear Group, Inc. ....................................          2,149             1,698
    *Ballantyne Strong, Inc. ........................................         17,138            63,753
    *Bally Technologies, Inc. .......................................         49,088         1,780,422
    #Barnes & Noble, Inc. ...........................................         84,026         1,030,999
     Bassett Furniture Industries, Inc. .............................         10,534            79,532
    *BB Liquidating, Inc. ...........................................         10,100               252
    *Beasley Broadcast Group, Inc. ..................................          8,562            33,563
   #*Beazer Homes USA, Inc. .........................................         60,312           129,671
     bebe stores, Inc. ..............................................        119,354           856,962
    *Bed Bath & Beyond, Inc. ........................................         45,415         2,808,464
     Belo Corp. Class A .............................................        157,142           996,280
    *Benihana, Inc. .................................................          5,231            52,258
    *Benihana, Inc. Class A .........................................         15,693           151,281
    #Best Buy Co., Inc. .............................................        252,444         6,621,606
     Big 5 Sporting Goods Corp. .....................................         27,837           215,180
   #*Big Lots, Inc. .................................................         60,719         2,288,499
    *Biglari Holdings, Inc. .........................................          2,123           732,690
   #*BJ's Restaurants, Inc. .........................................         33,901         1,794,380
   #*Blue Nile, Inc. ................................................          7,186           324,304
    *Bluegreen Corp. ................................................         31,025            70,117

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Blyth, Inc. ....................................................         11,700   $       653,211
     Bob Evans Farms, Inc. ..........................................         42,197         1,388,281
    #Bon-Ton Stores, Inc. (The) .....................................         26,063           137,613
    #Books-A-Million, Inc. ..........................................         20,408            45,306
   #*BorgWarner, Inc. ...............................................         25,400         1,942,846
     Bowl America, Inc. Class A .....................................          3,937            48,661
   #*Boyd Gaming Corp. ..............................................        102,300           662,904
   #*Bridgepoint Education, Inc. ....................................         27,341           592,479
    #Brinker International, Inc. ....................................         64,243         1,471,165
    *Brookfield Residential Properties, Inc. ........................          5,046            36,584
    #Brown Shoe Co., Inc. ...........................................         51,833           461,832
   #*Brunswick Corp. ................................................         86,917         1,534,954
    #Buckle, Inc. ...................................................         38,775         1,727,814
    *Buffalo Wild Wings, Inc. .......................................         20,969         1,388,567
    *Build-A-Bear-Workshop, Inc. ....................................         22,900           149,995
   #*Cabela's, Inc. .................................................         97,662         2,433,737
    #Cablevision Systems Corp. ......................................         49,802           720,635
    *Cache, Inc. ....................................................         18,700            98,362
    #Callaway Golf Co. ..............................................         90,928           528,292
    *Cambium Learning Group, Inc. ...................................         82,306           271,610
    *Canterbury Park Holding Corp. ..................................          5,270            55,072
    *Capella Education Co. ..........................................          9,472           329,720
   #*Career Education Corp. .........................................        101,097         1,630,695
    *Caribou Coffee Co., Inc. .......................................         27,187           371,103
   #*CarMax, Inc. ...................................................         72,643         2,183,649
    *Carmike Cinemas, Inc. ..........................................          6,487            42,036
     Carnival Corp. .................................................        247,800         8,725,038
     Carriage Services, Inc. ........................................         20,194           120,356
    *Carrols Restaurant Group, Inc. .................................         29,255           273,242
   #*Carter's, Inc. .................................................         77,010         2,933,311
    *Casual Male Retail Group, Inc. .................................         64,051           265,812
     Cato Corp. Class A .............................................         38,196           978,963
   #*Cavco Industries, Inc. .........................................          9,263           417,113
     CBS Corp. Class A ..............................................         18,791           495,519
     CBS Corp. Class B ..............................................        398,207        10,277,723
     CEC Entertainment, Inc. ........................................         22,178           701,268
   #*Central European Media Enterprises, Ltd. Class A ...............         18,678           206,205
   #*Charles & Colvard, Ltd. ........................................         19,498            42,896
   #*Charming Shoppes, Inc. .........................................        165,016           572,606
    *Charter Communications, Inc. Class A ...........................          6,441           295,900
   #*Cheesecake Factory, Inc. .......................................         81,124         2,270,661
     Cherokee, Inc. .................................................          8,005           105,186
     Chico's FAS, Inc. ..............................................        206,225         2,548,941
   #*Children's Place Retail Stores, Inc. (The) .....................         35,080         1,647,006
   #*Chipotle Mexican Grill, Inc. ...................................          8,526         2,865,759
    #Choice Hotels International, Inc. ..............................         32,207         1,152,689
     Christopher & Banks Corp. ......................................         46,687           155,468
    *Chromcraft Revington, Inc. .....................................          2,958             2,988
     Churchill Downs, Inc. ..........................................         23,513         1,130,270
     Cinemark Holdings, Inc. ........................................        152,349         3,149,054
   #*Citi Trends, Inc. ..............................................         18,453           228,633
    *Clear Channel Outdoor Holdings, Inc. Class A ...................         37,886           416,746
     Coach, Inc. ....................................................         30,042         1,954,833
    *Coast Distribution System, Inc. (The) ..........................          1,760             4,770
    *Cobra Electronics Corp. ........................................          7,751            27,439
   #*Coinstar, Inc. .................................................         34,958         1,668,895
    *Coldwater Creek, Inc. ..........................................         80,536            84,563
    *Collective Brands, Inc. ........................................         77,796         1,136,600
     Collectors Universe, Inc. ......................................          8,599           132,941
    #Columbia Sportswear Co. ........................................         45,200         2,429,048
    #Comcast Corp. Class A ..........................................        980,689        22,997,157

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Comcast Corp. Special Class A ..................................        337,406   $     7,760,338
   #*Conn's, Inc. ...................................................         43,833           403,702
     Cooper Tire & Rubber Co. .......................................         69,570           996,938
    *Core-Mark Holding Co., Inc. ....................................         15,591           522,143
   #*Corinthian Colleges, Inc. ......................................         50,105            95,701
    *Cost Plus, Inc. ................................................         28,328           223,508
    #CPI Corp. ......................................................          7,862            46,936
     Cracker Barrel Old Country Store, Inc. .........................         26,272         1,113,670
    *Craftmade International, Inc. ..................................          2,176             8,965
    *Crocs, Inc. ....................................................        105,000         1,855,350
   #*Crown Media Holdings, Inc. .....................................         51,149            80,815
     CSS Industries, Inc. ...........................................          8,600           181,288
    *Culp, Inc. .....................................................         14,500           124,410
    *Cumulus Media, Inc. ............................................         17,457            52,546
    *Cybex International, Inc. ......................................          9,222             7,378
    *Cycle Country Accessories Corp. ................................            254                79
    #D.R. Horton, Inc. ..............................................        448,680         4,993,808
    *Dana Holding Corp. .............................................        169,411         2,395,472
     Darden Restaurants, Inc. .......................................         51,600         2,470,608
   #*Deckers Outdoor Corp. ..........................................         41,400         4,770,936
    *dELiA*s, Inc. ..................................................         15,474            21,664
    *Delta Apparel, Inc. ............................................         16,268           292,987
     Destination Maternity Corp. ....................................         16,919           280,348
     DeVry, Inc. ....................................................         78,551         2,959,802
   #*DGSE Cos., Inc. ................................................          8,810            72,683
    *Dick's Sporting Goods, Inc. ....................................         28,649         1,119,889
    #Dillard's, Inc. Class A ........................................         87,901         4,529,539
    *DineEquity, Inc. ...............................................         25,490         1,197,010
    *DIRECTV Class A ................................................        110,916         5,042,241
   #*Discovery Communications, Inc. Class A .........................         42,342         1,840,183
    *Discovery Communications, Inc. Class B .........................          2,270            96,906
    *Discovery Communications, Inc. Class C .........................         35,622         1,409,563
    *DISH Network Corp. .............................................         40,341           975,042
    *Dixie Group, Inc. (The) ........................................         11,235            35,166
    *Dolan Co. ......................................................         38,485           336,744
   #*Dollar General Corp. ...........................................         23,310           924,475
   #*Dollar Tree, Inc. ..............................................         24,380         1,949,425
    *Domino's Pizza, Inc. ...........................................         54,909         1,758,735
    *Dorman Products, Inc. ..........................................         24,213           922,757
    *Dover Downs Gaming & Entertainment, Inc. .......................         18,137            38,813
    *Dover Motorsports, Inc. ........................................          9,156             9,339
    *Dreams, Inc. ...................................................         29,168            54,252
   #*DreamWorks Animation SKG, Inc. Class A .........................         76,959         1,427,589
     Drew Industries, Inc. ..........................................         30,290           727,869
     DSW, Inc. Class A ..............................................         47,790         2,501,329
    *Duckwall-ALCO Stores, Inc. .....................................            100             1,034
    *E.W. Scripps Co. Class A (The) .................................         64,183           535,286
   #*Eastman Kodak Co. ..............................................         71,422            79,278
    *EDCI Holdings, Inc. ............................................          3,419            14,120
   #*Education Management Corp. .....................................         46,628           926,032
     Educational Development Corp. ..................................          3,809            20,854
     Einstein Noah Restaurant Group, Inc. ...........................         21,569           317,496
    *Emerson Radio Corp. ............................................         23,438            39,845
    *Emmis Communications Corp. Class A .............................          5,500             4,015
   #*Empire Resorts, Inc. ...........................................         12,000             7,920
    *Enova Systems, Inc. ............................................          6,180             1,545
    *Entercom Communications Corp. Class A ..........................         37,980           249,149
    *Entertainment Gaming Asia, Inc. ................................          8,232             2,470
    *Entravision Communications Corp. ...............................         65,980           108,867
    *EnviroStar, Inc. ...............................................            100               136
     Escalade, Inc. .................................................         10,205            54,801

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #Ethan Allen Interiors, Inc. ....................................         38,367   $       759,667
   #*Ever-Glory International Group, Inc. ...........................          2,000             2,700
    *Exide Technologies .............................................         99,958           449,811
    #Expedia, Inc. ..................................................        106,061         2,785,162
    *Express, Inc. ..................................................         48,802         1,102,437
     Family Dollar Stores, Inc. .....................................         53,600         3,142,568
    *Famous Dave's of America, Inc. .................................         10,924            95,476
    *Federal-Mogul Corp. ............................................        103,878         1,751,383
     Finish Line, Inc. Class A (The) ................................         74,673         1,500,927
    *Fisher Communications, Inc. ....................................          9,960           289,238
     Flanigan's Enterprises, Inc. ...................................          1,000             8,025
     Flexsteel Industries, Inc. .....................................          7,812           111,321
     Foot Locker, Inc. ..............................................        220,508         4,820,305
   #*Ford Motor Co. .................................................        333,761         3,898,328
   #*Fossil, Inc. ...................................................         78,094         8,095,224
    *Frederick's of Hollywood Group, Inc. ...........................          4,166             1,726
     Fred's, Inc. Class A ...........................................         55,910           681,543
     Frisch's Restaurants, Inc. .....................................          7,545           144,110
   #*Fuel Systems Solutions, Inc. ...................................         27,797           648,782
    *Full House Resorts, Inc. .......................................         19,925            57,384
    *Furniture Brands International, Inc. ...........................         66,032           126,121
     Gaiam, Inc. ....................................................         18,959            73,371
   #*GameStop Corp. Class A .........................................        200,821         5,134,993
     Gaming Partners International Corp. ............................          8,266            55,713
     Gannett Co., Inc. ..............................................        320,335         3,744,716
    #Gap, Inc. ......................................................        306,463         5,792,151
    #Garmin, Ltd. ...................................................        135,206         4,649,734
   #*Gaylord Entertainment Co. ......................................         62,506         1,462,015
    *Geeknet, Inc. ..................................................          7,385           143,786
    *General Motors Co. .............................................        110,385         2,853,452
    *Genesco, Inc. ..................................................         34,557         2,036,790
    #Gentex Corp. ...................................................         75,161         2,263,849
    #Genuine Parts Co. ..............................................         58,553         3,362,699
    *G-III Apparel Group, Ltd. ......................................         27,034           762,088
    *Global Sources, Ltd. ...........................................         29,825           217,424
    *Golfsmith International Holdings, Inc. .........................         10,241            36,048
   #*Goodyear Tire & Rubber Co. .....................................        207,129         2,974,372
    *Gordmans Stores, Inc. ..........................................          4,620            64,588
    *Grand Canyon Education, Inc. ...................................         18,842           307,313
    *Gray Television, Inc. ..........................................         59,118           112,324
    *Gray Television, Inc. Class A ..................................          3,160             5,309
    *Great Wolf Resorts, Inc. .......................................         43,379           106,712
    #Group 1 Automotive, Inc. .......................................         33,331         1,518,560
     Guess?, Inc. ...................................................        108,781         3,588,685
    #H&R Block, Inc. ................................................         48,700           744,623
    *Hallwood Group, Inc. ...........................................          1,023            13,412
    *Hampshire Group, Ltd. ..........................................          1,000             2,775
   #*Hanesbrands, Inc. ..............................................         47,175         1,244,005
     Harley-Davidson, Inc. ..........................................         64,955         2,526,750
    #Harman International Industries, Inc. ..........................         97,531         4,209,438
    *Harris Interactive, Inc. .......................................         13,112             7,867
     Harte-Hanks, Inc. ..............................................         85,790           753,236
    #Hasbro, Inc. ...................................................         34,967         1,330,844
    *Hastings Entertainment, Inc. ...................................          2,673             5,346
     Haverty Furniture Cos., Inc. ...................................         23,989           278,752
     Haverty Furniture Cos., Inc. Class A ...........................          2,432            29,184
    *Heelys, Inc. ...................................................          6,558            13,050
    *Helen of Troy, Ltd. ............................................         43,086         1,246,478
   #*hhgregg, Inc. ..................................................         35,307           450,164
   #*Hibbett Sporting Goods, Inc. ...................................         24,675         1,016,363
    #Hillenbrand, Inc. ..............................................         86,118         1,817,951

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Hollywood Media Corp. ..........................................         12,071   $        15,572
    #Home Depot, Inc. ...............................................        301,629        10,798,318
     Hooker Furniture Corp. .........................................         16,557           160,603
     Hot Topic, Inc. ................................................         63,159           477,482
   #*Hovnanian Enterprises, Inc. ....................................         55,200            79,488
    *HSN, Inc. ......................................................         62,267         2,221,064
   #*Hyatt Hotels Corp. Class A .....................................         19,750           734,502
    *Iconix Brand Group, Inc. .......................................        105,031         1,885,306
    *Image Entertainment, Inc. ......................................          8,257               896
    *Infosonics Corp. ...............................................          4,740             3,176
    #International Game Technology ..................................         59,806         1,051,988
     International Speedway Corp. Class A ...........................         38,258           912,836
    #Interpublic Group of Cos., Inc. (The) ..........................        412,069         3,906,414
    *Interval Leisure Group, Inc. ...................................         67,900           937,699
   #*iRobot Corp. ...................................................         30,076         1,018,373
    *Isle of Capri Casinos, Inc. ....................................         50,092           272,500
   #*ITT Educational Services, Inc. .................................          9,000           557,640
    *J. Alexander's Corp. ...........................................         13,496            90,153
    #J.C. Penney Co., Inc. ..........................................        188,258         6,039,317
   #*Jack in the Box, Inc. ..........................................         70,959         1,460,336
    *Jaclyn, Inc. ...................................................            698             4,687
    #JAKKS Pacific, Inc. ............................................         33,289           631,492
    #Jarden Corp. ...................................................        102,085         3,269,783
    #Johnson Controls, Inc. .........................................        177,052         5,830,322
    *Johnson Outdoors, Inc. Class A .................................         19,561           363,639
     Jones Group, Inc. (The) ........................................        122,824         1,371,944
   #*Jos. A. Bank Clothiers, Inc. ...................................         37,577         2,008,115
    *Journal Communications, Inc. ...................................         56,499           218,086
   #*K12, Inc. ......................................................         39,496         1,384,335
    #KB Home ........................................................        120,600           840,582
    *Kenneth Cole Productions, Inc. Class A .........................         14,822           159,485
    *Kid Brands, Inc. ...............................................         44,675           130,898
    *Kirkland's, Inc. ...............................................         26,038           292,667
    *Knology, Inc. ..................................................         34,908           500,232
    #Kohl's Corp. ...................................................        122,452         6,491,181
    *Kona Grill, Inc. ...............................................         11,997            69,103
     Koss Corp. .....................................................          4,495            22,924
    *Krispy Kreme Doughnuts, Inc. ...................................         81,967           578,687
     KSW, Inc. ......................................................          7,439            23,210
   #*K-Swiss, Inc. Class A ..........................................         35,759           160,916
     Lacrosse Footwear, Inc. ........................................          8,544           109,363
    *Lakeland Industries, Inc. ......................................          6,420            48,278
    *Lakes Entertainment, Inc. ......................................         25,933            54,459
   #*Lamar Advertising Co. Class A ..................................         61,943         1,393,098
    *Las Vegas Sands Corp. ..........................................         56,918         2,672,300
    *Lazare Kaplan International, Inc. ..............................          3,667            10,268
   #*La-Z-Boy, Inc. .................................................         68,824           699,252
    *Leapfrog Enterprises, Inc. .....................................         61,013           227,578
     Lear Corp. .....................................................         70,131         3,289,845
   #*Learning Tree International, Inc. ..............................         16,482           131,032
   #*Lee Enterprises, Inc. ..........................................         46,810            33,235
    #Leggett & Platt, Inc. ..........................................        187,397         4,103,994
    #Lennar Corp. Class A ...........................................        212,731         3,518,571
     Lennar Corp. Class B Voting ....................................         33,079           421,096
   #*Libbey, Inc. ...................................................         20,560           260,290
   #*Liberty Global, Inc. Class A ...................................         84,631         3,400,474
   #*Liberty Global, Inc. Class B ...................................            808            34,219
   #*Liberty Global, Inc. Class C ...................................         77,231         2,963,353
   #*Liberty Interactive Corp. Class A ..............................        542,102         8,906,736
    *Liberty Interactive Corp. Class B ..............................         11,386           187,641
    *Liberty Media Corp. - Liberty Capital Class A ..................        119,104         9,149,569

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Liberty Media Corp. - Liberty Capital Class B ..................          3,453   $       267,763
    *Liberty Media Corp. - Liberty Starz Class A ....................         66,260         4,525,558
    *Liberty Media Corp. - Liberty Starz Class B ....................          2,010           138,097
   #*Life Time Fitness, Inc. ........................................         60,020         2,588,663
     Lifetime Brands, Inc. ..........................................         14,732           180,172
    #Limited Brands, Inc. ...........................................        115,444         4,930,613
    *LIN TV Corp. Class A ...........................................         39,076           121,917
     Lincoln Educational Services Corp. .............................         32,420           303,127
    #Lithia Motors, Inc. Class A ....................................         31,670           651,452
    *Live Nation Entertainment, Inc. ................................        260,003         2,441,428
   #*LKQ Corp. ......................................................        188,176         5,490,976
   #*LodgeNet Interactive Corp. .....................................         18,107            36,214
     Lowe's Cos., Inc. ..............................................        606,612        12,750,984
    *Luby's, Inc. ...................................................         30,652           148,049
   #*Lululemon Athletica, Inc. ......................................         18,766         1,059,904
   #*Lumber Liquidators Holdings, Inc. ..............................          1,340            20,060
    *M/I Homes, Inc. ................................................         30,680           229,180
     Mac-Gray Corp. .................................................         17,889           248,299
     Macy's, Inc. ...................................................        276,516         8,442,033
    *Madison Square Garden Co. (The) ................................         85,543         2,260,901
    *Maidenform Brands, Inc. ........................................         33,304           818,612
     Marcus Corp. ...................................................         30,027           357,922
    *Marine Products Corp. ..........................................         45,208           250,000
    *MarineMax, Inc. ................................................         29,195           237,647
    #Marriott International, Inc. Class A ...........................         31,995         1,007,842
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................         34,510           133,554
    #Mattel, Inc. ...................................................        125,420         3,541,861
     Matthews International Corp. Class A ...........................         40,529         1,424,189
    *McClatchy Co. (The) ............................................         53,679            84,276
    *McCormick & Schmick's Seafood Restaurants, Inc. ................         33,075           221,602
    #McDonald's Corp. ...............................................         93,700         8,700,045
     McGraw-Hill Cos., Inc. .........................................         27,929         1,186,982
    #MDC Holdings, Inc. .............................................         64,235         1,438,864
   #*Media General, Inc. Class A ....................................         28,031            84,654
     Men's Wearhouse, Inc. (The) ....................................         73,800         2,278,944
    #Meredith Corp. .................................................         49,280         1,322,182
    *Meritage Homes Corp. ...........................................         40,774           723,738
   #*MGM Resorts International ......................................        458,658         5,283,740
    *Midas, Inc. ....................................................         13,489           123,020
    *Modine Manufacturing Co. .......................................         61,802           653,247
    *Mohawk Industries, Inc. ........................................         94,955         4,999,381
    *Monarch Casino & Resort, Inc. ..................................         20,507           211,017
    #Monro Muffler Brake, Inc. ......................................         46,126         1,710,813
    *Morgans Hotel Group Co. ........................................         10,616            69,110
    #Morningstar, Inc. ..............................................         20,040         1,181,759
    *Morton's Restaurant Group, Inc. ................................         19,373            94,540
    *Motorcar Parts of America, Inc. ................................         12,172           120,746
     Movado Group, Inc. .............................................         25,091           419,772
    *MTR Gaming Group, Inc. .........................................         26,957            44,749
    *Multimedia Games Holding Co., Inc. .............................         25,419           168,020
    *Nathan's Famous, Inc. ..........................................          7,355           138,789
     National CineMedia, Inc. .......................................         46,914           567,659
    *Nautilus, Inc. .................................................         33,248            67,161
    *Navarre Corp. ..................................................         37,760            58,150
   #*Netflix, Inc. ..................................................         20,041         1,644,965
    *Nevada Gold & Casinos, Inc. ....................................          1,500             3,150
    *New Frontier Media, Inc. .......................................          8,547             9,145
   #*New York & Co., Inc. ...........................................         79,644           212,649
   #*New York Times Co. Class A (The) ...............................        205,985         1,569,606
    #Newell Rubbermaid, Inc. ........................................        160,409         2,374,053
    #News Corp. Class A .............................................        837,149        14,666,850

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     News Corp. Class B .............................................        305,808   $     5,458,673
    *Nexstar Broadcasting Group, Inc. ...............................         10,636            96,788
    #NIKE, Inc. Class B .............................................         39,567         3,812,280
    *Nobility Homes, Inc. ...........................................          2,557            15,572
    #Nordstrom, Inc. ................................................         42,272         2,142,768
    #Nutrisystem, Inc. ..............................................         24,212           299,260
   #*NVR, Inc. ......................................................          6,499         4,177,232
   #*O'Charley's, Inc. ..............................................         27,227           169,080
    *Office Depot, Inc. .............................................        345,534           791,273
   #*OfficeMax, Inc. ................................................         98,666           505,170
    #Omnicom Group, Inc. ............................................         47,482         2,111,999
   #*Orbitz Worldwide, Inc. .........................................         89,530           169,212
    *O'Reilly Automotive, Inc. ......................................         90,600         6,890,130
    *Orient-Express Hotels, Ltd. Class A ............................        129,292         1,102,861
     Outdoor Channel Holdings, Inc. .................................         31,979           238,883
   #*Overstock.com, Inc. ............................................         21,548           178,848
     Oxford Industries, Inc. ........................................         22,112           873,424
    *P & F Industries, Inc. Class A .................................          2,869            11,792
    #P.F. Chang's China Bistro, Inc. ................................         26,718           830,930
    *Pacific Sunwear of California, Inc. ............................         78,615            98,269
   #*Panera Bread Co. Class A .......................................         19,844         2,652,944
    *Papa John's International, Inc. ................................         29,488           995,515
   #*Peet's Coffee & Tea, Inc. ......................................         16,392         1,044,498
    *Penn National Gaming, Inc. .....................................        112,790         4,060,440
    #Penske Automotive Group, Inc. ..................................        127,876         2,607,392
    #Pep Boys - Manny, Moe & Jack (The) .............................         64,972           747,178
    *Perry Ellis International, Inc. ................................         21,658           543,616
    #PetMed Express, Inc. ...........................................         24,350           242,770
    #PetSmart, Inc. .................................................         39,873         1,872,037
   #*Pier 1 Imports, Inc. ...........................................        139,418         1,744,119
    *Pinnacle Entertainment, Inc. ...................................         76,630           867,452
    *Point.360 ......................................................          6,026             4,972
    *PokerTek, Inc. .................................................            640               563
     Polaris Industries, Inc. .......................................         46,776         2,962,792
     Pool Corp. .....................................................         48,454         1,415,826
    *Premier Exhibitions, Inc. ......................................          6,900            12,627
    *Priceline.com, Inc. ............................................          4,200         2,132,424
    *Princeton Review, Inc. .........................................         12,792             1,983
   #*Pulte Group, Inc. ..............................................        479,176         2,482,132
    #PVH Corp. ......................................................         73,475         5,467,275
    *Q.E.P. Co., Inc. ...............................................            670            13,702
   #*Quantum Fuel Systems Technologies Worldwide, Inc. ..............            156               331
    *Quiksilver, Inc. ...............................................        230,995           773,833
     R.G. Barry Corp. ...............................................         21,060           233,977
   #*Radio One, Inc. Class D ........................................         34,782            45,564
   #*RadioShack Corp. ...............................................        143,336         1,707,132
    #Ralph Lauren Corp. .............................................         12,900         2,048,391
    *Reading International, Inc. Class A ............................         14,293            59,173
    *Reading International, Inc. Class B ............................            300             1,875
    *Red Lion Hotels Corp. ..........................................         21,440           149,008
    *Red Robin Gourmet Burgers, Inc. ................................         21,538           539,958
    #Regal Entertainment Group ......................................        110,822         1,600,270
    #Regis Corp. ....................................................         83,657         1,368,629
     Rent-A-Center, Inc. ............................................         84,701         2,892,539
    *Rentrak Corp. ..................................................         11,793           161,092
    *Rick's Cabaret International, Inc. .............................         11,206            87,631
    *Rockford Corp. .................................................          1,653             4,504
    *Rocky Brands, Inc. .............................................          7,529            79,807
     Ross Stores, Inc. ..............................................         42,111         3,694,398
    #Royal Caribbean Cruises, Ltd. ..................................        182,287         5,417,570
   #*Ruby Tuesday, Inc. .............................................         84,799           711,464

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Rue21, Inc. ....................................................          5,152   $       137,249
    *Ruth's Hospitality Group, Inc. .................................         46,628           220,084
    #Ryland Group, Inc. (The) .......................................         56,702           765,477
    *Saga Communications, Inc. Class A ..............................          3,821           143,288
   #*Saks, Inc. .....................................................        223,308         2,360,366
     Salem Communications Corp. Class A .............................         15,125            37,661
    *Sally Beauty Holdings, Inc. ....................................        101,280         1,943,563
    #Scholastic Corp. ...............................................         38,702         1,039,149
    *Scientific Games Corp. Class A .................................        128,613         1,117,647
    #Scripps Networks Interactive, Inc. .............................         29,755         1,263,992
    *Sealy Corp. ....................................................         86,780           134,509
   #*Sears Holdings Corp. ...........................................         80,099         6,262,140
    *Select Comfort Corp. ...........................................         45,800           951,266
     Service Corp. International ....................................        355,943         3,559,430
     Shiloh Industries, Inc. ........................................         21,495           169,810
   #*Shoe Carnival, Inc. ............................................         18,019           491,739
    *Shuffle Master, Inc. ...........................................         73,609           780,991
   #*Shutterfly, Inc. ...............................................         33,537         1,397,487
    *Signet Jewelers, Ltd. ADR ......................................        118,796         5,121,296
     Sinclair Broadcast Group, Inc. Class A ........................         41,284           395,501
    #Six Flags Entertainment Corp. ..................................         73,682         2,645,184
   #*Skechers U.S.A., Inc. Class A ..................................         54,256           773,691
    #Skyline Corp. ..................................................         10,884            73,576
    *Smith & Wesson Holding Corp. ...................................         90,309           267,315
     Sonesta International Hotels Corp. Class A .....................          1,295            29,914
    #Sonic Automotive, Inc. Class A .................................         58,089           852,166
    *Sonic Corp. ....................................................         43,011           318,712
     Sotheby's ......................................................         61,477         2,165,220
    *Spanish Broadcasting System, Inc. Class A ......................          1,273             1,273
     Spartan Motors, Inc. ...........................................         43,035           210,872
    *Spectrum Group International, Inc. .............................            940             2,773
     Speedway Motorsports, Inc. .....................................         55,515           721,695
    *Sport Chalet, Inc. Class A .....................................          9,608            17,198
    *Sport Chalet, Inc. Class B .....................................          1,292             3,030
     Stage Stores, Inc. .............................................         47,969           749,755
     Standard Motor Products, Inc. ..................................         32,046           498,315
   #*Standard Pacific Corp. .........................................        219,689           667,855
    *Stanley Furniture Co., Inc. ....................................         13,267            40,995
    #Staples, Inc. ..................................................        142,895         2,137,709
     Starbucks Corp. ................................................         67,563         2,860,617
    *Starwood Hotels & Resorts Worldwide, Inc. ......................         29,703         1,488,417
    *Stein Mart, Inc. ...............................................         59,631           432,325
    *Steiner Leisure, Ltd. ..........................................         20,607           992,845
    *Steinway Musical Instruments, Inc. .............................         17,012           428,702
    *Steven Madden, Ltd. ............................................         51,484         1,899,760
    #Stewart Enterprises, Inc. Class A ..............................        114,611           738,095
    *Stoneridge, Inc. ...............................................         32,096           252,596
     Strattec Security Corp. ........................................          4,792           110,216
    #Strayer Education, Inc. ........................................          7,822           666,513
     Sturm Ruger & Co., Inc. ........................................         24,927           755,787
     Superior Industries International, Inc. ........................         37,075           678,102
   #*Syms Corp. .....................................................         10,474            81,802
    *Systemax, Inc. .................................................         48,753           737,633
   #*Talbots, Inc. ..................................................            391             1,028
    *Tandy Brands Accessories, Inc. .................................          5,800             6,003
    *Tandy Leather Factory, Inc. ....................................          7,929            39,645
    #Target Corp. ...................................................        146,665         8,029,909
   #*Tempur-Pedic International, Inc. ...............................         37,243         2,534,759
   #*Tenneco, Inc. ..................................................         37,500         1,227,000
   #*Tesla Motors, Inc. .............................................          8,399           246,679
    #Texas Roadhouse, Inc. ..........................................         98,732         1,414,830

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #Thor Industries, Inc. ..........................................         70,357   $     1,860,239
     Tiffany & Co. ..................................................         42,344         3,376,087
    #Time Warner Cable, Inc. ........................................        155,835         9,925,131
    #Time Warner, Inc. ..............................................        505,637        17,692,239
     TJX Cos., Inc. (The) ...........................................         37,128         2,187,953
    *Toll Brothers, Inc. ............................................        238,918         4,166,730
    *Town Sports International Holdings, Inc. .......................         26,956           233,978
    #Tractor Supply Co. .............................................         61,800         4,384,092
    *Trans World Entertainment Corp. ................................          1,798             3,578
    *True Religion Apparel, Inc. ....................................         33,576         1,138,898
   #*TRW Automotive Holdings Corp. ..................................        117,968         4,966,453
   #*Tuesday Morning Corp. ..........................................         75,510           273,346
    #Tupperware Brands Corp. ........................................         28,324         1,601,439
   #*Ulta Salon Cosmetics & Fragrance, Inc. .........................         53,376         3,591,671
   #*Under Armour, Inc. Class A .....................................         27,700         2,338,157
    *Unifi, Inc. ....................................................         25,127           194,734
    *Universal Electronics, Inc. ....................................         19,101           355,088
    *Universal Technical Institute, Inc. ............................         34,813           497,130
   #*Urban Outfitters, Inc. .........................................         31,700           863,825
    *US Auto Parts Network, Inc. ....................................         39,333           220,265
     V.F. Corp. .....................................................         69,430         9,596,615
    #Vail Resorts, Inc. .............................................         50,710         2,259,638
   #*Valassis Communications, Inc. ..................................         67,600         1,320,228
     Value Line, Inc. ...............................................          7,363            92,847
    *Valuevision Media, Inc. Class A ................................         65,360           214,381
     Viacom, Inc. Class A ...........................................         12,135           648,494
     Viacom, Inc. Class B ...........................................        138,600         6,077,610
    #Virgin Media, Inc. .............................................         22,958           559,716
    *Visteon Corp. ..................................................         22,655         1,260,071
    *Vitacost.com, Inc. .............................................          4,553            27,910
   #*Vitamin Shoppe, Inc. ...........................................         33,261         1,254,272
   #*WABCO Holdings, Inc. ...........................................         27,768         1,394,231
    *Walking Co. Holdings, Inc. (The) ...............................          4,714            15,320
    #Walt Disney Co. (The) ..........................................        823,524        28,724,517
   #*Warnaco Group, Inc. ............................................         56,350         2,766,785
    #Washington Post Co. Class B ....................................          9,693         3,297,171
    #Weight Watchers International, Inc. ............................         27,613         2,060,482
    *Wells-Gardner Electronics Corp. ................................          4,482            10,846
     Wendy's Co. (The) ..............................................        576,444         2,916,807
    *West Marine, Inc. ..............................................         31,568           286,953
   #*Westwood One, Inc. Class A .....................................          3,376            14,753
    *Wet Seal, Inc. Class A (The) ...................................        139,594           584,899
     Weyco Group, Inc. ..............................................         12,731           301,725
    #Whirlpool Corp. ................................................         69,997         3,556,548
     Wiley (John) & Sons, Inc. Class A ..............................         58,384         2,776,743
     Wiley (John) & Sons, Inc. Class B ..............................          7,769           373,689
     Williams Controls, Inc. ........................................          6,849            76,024
     Williams-Sonoma, Inc. ..........................................        110,930         4,164,312
     Winmark Corp. ..................................................          3,594           178,370
   #*Winnebago Industries, Inc. .....................................         36,627           298,144
    *WMS Industries, Inc. ...........................................         29,329           642,598
     Wolverine World Wide, Inc. .....................................         45,728         1,734,463
    #World Wrestling Entertainment, Inc. ............................         38,101           400,442
     Wyndham Worldwide Corp. ........................................        180,614         6,081,273
     Wynn Resorts, Ltd. .............................................         22,900         3,041,120
     Yum! Brands, Inc. ..............................................         41,894         2,244,262
   #*Zale Corp. .....................................................         46,608           171,984
   #*Zumiez, Inc. ...................................................         41,911           953,475
                                                                                       ---------------
Total Consumer Discretionary ........................................                      816,605,215
                                                                                       ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (5.7%)
     Alico, Inc. ....................................................          9,268   $       211,032
    *Alliance One International, Inc. ...............................        114,124           304,711
    #Altria Group, Inc. .............................................        380,680        10,487,734
     Andersons, Inc. (The) ..........................................         26,334           972,251
    #Archer-Daniels-Midland Co. .....................................        318,644         9,221,557
     Arden Group, Inc. Class A ......................................          2,456           222,784
    #Avon Products, Inc. ............................................         68,745         1,256,659
    #B&G Foods, Inc. ................................................         65,915         1,398,716
   #*Boston Beer Co., Inc. Class A ..................................          9,260           819,325
     Bridgford Foods Corp. ..........................................          7,329            64,422
     Brown-Forman Corp. Class A .....................................         13,570           988,575
    #Brown-Forman Corp. Class B .....................................         17,340         1,295,818
     Bunge, Ltd. ....................................................        139,456         8,614,197
   .*Cagle's, Inc. Class A ..........................................          4,588            18,123
   #*Calavo Growers, Inc. ...........................................         18,747           423,120
     Cal-Maine Foods, Inc. ..........................................         29,476           982,140
    #Campbell Soup Co. ..............................................         45,434         1,510,681
    #Casey's General Stores, Inc. ...................................         62,132         3,078,641
     CCA Industries, Inc. ...........................................          5,962            29,929
   #*Central European Distribution Corp. ............................         86,014           464,476
    *Central Garden & Pet Co. .......................................         26,310           227,582
   #*Central Garden & Pet Co. Class A ...............................         60,553           532,261
    *Chiquita Brands International, Inc. ............................         86,616           769,150
    #Church & Dwight Co., Inc. ......................................         95,360         4,213,005
     Clorox Co. (The) ...............................................         18,397         1,231,495
     Coca-Cola Bottling Co. .........................................          9,680           543,242
     Coca-Cola Co. (The) ............................................        219,621        15,004,507
    #Coca-Cola Enterprises, Inc. ....................................        219,366         5,883,396
    #Coffee Holding Co., Inc. .......................................          5,400            56,376
     Colgate-Palmolive Co. ..........................................         38,688         3,496,235
    #ConAgra Foods, Inc. ............................................        282,669         7,160,006
    *Constellation Brands, Inc. Class A .............................        162,417         3,284,072
    *Constellation Brands, Inc. Class B .............................          5,945           120,862
     Corn Products International, Inc. ..............................        107,338         5,205,893
     Costco Wholesale Corp. .........................................         94,939         7,903,672
    *Craft Brewers Alliance, Inc. ...................................         21,881           143,321
    *Crystal Rock Holdings, Inc. ....................................            200               150
    #CVS Caremark Corp. .............................................        621,786        22,570,832
    *Darling International, Inc. ....................................        166,414         2,333,124
    *Dean Foods Co. .................................................        249,513         2,425,266
    #Diamond Foods, Inc. ............................................         29,380         1,931,735
    *Dole Food Co., Inc. ............................................        121,962         1,290,358
    #Dr. Pepper Snapple Group, Inc. .................................        120,900         4,527,705
    *Elizabeth Arden, Inc. ..........................................         40,740         1,396,567
    *Energizer Holdings, Inc. .......................................         47,928         3,536,607
   #*Estee Lauder Cos., Inc. ........................................         18,898         1,860,508
    #Farmer Brothers Co. ............................................         19,284           112,811
    #Flowers Foods, Inc. ............................................        120,603         2,434,975
    *Fortune Brands, Inc. ...........................................        131,074         6,478,988
     Fresh Del Monte Produce, Inc. ..................................         85,096         2,166,544
    #General Mills, Inc. ............................................        108,088         4,164,631
    *Golden Enterprises, Inc. .......................................          9,888            36,487
   #*Green Mountain Coffee Roasters, Inc. ...........................         28,702         1,866,204
    *Griffin Land & Nurseries, Inc. .................................          6,027           161,644
    #H.J. Heinz Co. .................................................         28,103         1,501,824
    *Hain Celestial Group, Inc. (The) ...............................         61,686         2,070,182
    *Hansen Natural Corp. ...........................................         18,900         1,683,801
    *Harbinger Group, Inc. ..........................................          8,503            43,705
   #*Heckmann Corp. .................................................        161,427           966,948
     Herbalife, Ltd. ................................................         44,162         2,753,942
     Hershey Co. (The) ..............................................         16,300           932,849

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    #Hormel Foods Corp. .............................................        128,798   $     3,795,677
   #*HQ Sustainable Maritime Industries, Inc. .......................         14,730             1,252
    *IGI Labratories, Inc. ..........................................            647               699
    #Imperial Sugar Co. .............................................         16,137           109,247
     Ingles Markets, Inc. Class A ...................................         17,490           264,099
     Inter Parfums, Inc. ............................................         41,923           773,060
     J & J Snack Foods Corp. ........................................         25,335         1,306,526
     J.M. Smucker Co. ...............................................        102,584         7,901,020
    *John B. Sanfilippo & Son, Inc. .................................          6,816            58,618
    #Kellogg Co. ....................................................         30,401         1,648,038
     Kimberly-Clark Corp. ...........................................         43,048         3,000,876
     Kraft Foods, Inc. Class A ......................................        765,796        26,940,703
    #Kroger Co. (The) ...............................................        130,294         3,020,215
    #Lancaster Colony Corp. .........................................         29,263         1,946,575
   #*Lifeway Foods, Inc. ............................................          8,037            84,710
     Lorillard, Inc. ................................................         16,824         1,861,744
    *Mannatech, Inc. ................................................         20,002            12,201
    #McCormick & Co., Inc. Non-Voting ...............................         22,414         1,088,424
     McCormick & Co., Inc. Voting ...................................          3,123           151,934
     Mead Johnson Nutrition Co. .....................................         24,949         1,792,586
   #*Medifast, Inc. .................................................         20,965           344,665
     MGP Ingredients, Inc. ..........................................         20,250           132,840
     Molson Coors Brewing Co. Class A ...............................          1,020            43,732
     Molson Coors Brewing Co. Class B ...............................        154,367         6,535,899
     Nash-Finch Co. ................................................         17,087           449,730
    *National Beverage Corp. ........................................         51,729           875,255
    *Natural Alternatives International, Inc. .......................          7,028            42,871
    *Nature's Sunshine Products, Inc. ...............................            400             6,944
    #Nu Skin Enterprises, Inc. Class A ..............................         62,985         3,182,632
    *Nutraceutical International Corp. ..............................         13,031           179,828
     Oil-Dri Corp. of America .......................................         10,212           204,751
    *Omega Protein Corp. ............................................         25,815           279,576
     Orchids Paper Products Co. .....................................          5,292            61,811
    *Overhill Farms, Inc. ...........................................         20,281            78,487
    *Pantry, Inc. ...................................................         32,229           455,718
    *Parlux Fragrances, Inc. ........................................         34,912           117,304
     PepsiCo, Inc. ..................................................        188,490        11,865,446
    #Philip Morris International, Inc. ..............................        147,798        10,326,646
    *Physicians Formula Holdings, Inc. ..............................         15,444            47,568
   #*Pilgrim's Pride Corp. ..........................................        135,430           682,567
    *Prestige Brands Holdings, Inc. .................................         70,962           750,778
     PriceSmart, Inc. ...............................................         37,651         2,862,982
     Procter & Gamble Co. (The) .....................................        610,480        39,064,615
    *RalCorp. Holdings, Inc. ........................................         67,786         5,479,820
    *Reddy Ice Holdings, Inc. .......................................         18,399            20,423
     Reliv' International, Inc. .....................................          8,132            12,117
    *Revlon, Inc. ...................................................         43,675           643,333
     Reynolds American, Inc. ........................................         85,900         3,322,612
   #*Rite Aid Corp. .................................................         43,450            50,402
     Rocky Mountain Chocolate Factory, Inc. .........................         12,658           108,732
    #Ruddick Corp. ..................................................         62,486         2,731,263
    #Safeway, Inc. ..................................................        240,783         4,663,967
    #Sanderson Farms, Inc. ..........................................         31,152         1,542,024
    #Sara Lee Corp. .................................................        178,450         3,176,410
    *Schiff Nutrition International, Inc. ...........................         28,043           342,685
    *Seneca Foods Corp. Class A .....................................         12,750           268,388
    *Seneca Foods Corp. Class B .....................................          1,999            40,999
    *Smart Balance, Inc. ............................................         95,362           624,621
    *Smithfield Foods, Inc. .........................................        234,894         5,369,677
     Snyders-Lance, Inc. ............................................         81,596         1,731,467
     Spartan Stores, Inc. ...........................................         31,689           542,516

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    *Spectrum Brands Holdings, Inc. .................................         68,046   $     1,727,007
   #*Star Scientific, Inc. ..........................................         11,310            32,799
    #SUPERVALU, Inc. ................................................        301,268         2,416,169
    *Susser Holdings Corp. ..........................................         24,522           538,503
    #Sysco Corp. ....................................................         64,489         1,787,635
    *Tofutti Brands, Inc. ...........................................          1,645             3,570
    #Tootsie Roll Industries, Inc. ..................................         50,495         1,250,761
    *TreeHouse Foods, Inc. ..........................................         48,764         2,991,184
     Tyson Foods, Inc. Class A ......................................        287,608         5,550,834
    *United Natural Foods, Inc. .....................................         61,703         2,252,777
     United-Guardian, Inc. ..........................................          4,655            69,685
     Universal Corp. ................................................         32,645         1,397,859
   #*USANA Health Sciences, Inc. ....................................         21,326           737,880
    #Vector Group, Ltd. .............................................         50,185           881,750
     Village Super Market, Inc. .....................................          9,352           265,223
    #Walgreen Co. ...................................................        203,270         6,748,564
     Wal-Mart Stores, Inc. ..........................................        387,774        21,994,541
     WD-40 Co. ......................................................         21,425           943,128
     Weis Markets, Inc. .............................................         37,011         1,463,785
     Whole Foods Market, Inc. .......................................         80,966         5,839,268
    *Winn-Dixie Stores, Inc. ........................................         81,106           514,212
                                                                                       ---------------
Total Consumer Staples ..............................................                      391,817,792
                                                                                       ---------------
Energy -- (10.2%)
   #*Abraxas Petroleum Corp. ........................................         37,774           147,319
    *Adams Resources & Energy, Inc. .................................          5,685           134,735
     Alon USA Energy, Inc. ..........................................         55,783           423,951
   #*Alpha Natural Resources, Inc. ..................................         85,657         2,059,194
     Anadarko Petroleum Corp. .......................................        228,215        17,914,878
    #Apache Corp. ...................................................        180,816        18,014,698
   #*Approach Resources, Inc. .......................................         36,891           900,509
     Arch Coal, Inc. ................................................        126,752         2,309,421
   #*ATP Oil & Gas Corp. ............................................         16,470           173,759
    *Atwood Oceanics, Inc. ..........................................         93,964         4,016,021
    #Baker Hughes, Inc. .............................................        197,277        11,440,093
    *Barnwell Industries, Inc. ......................................         10,714            36,535
    *Basic Energy Services, Inc. ....................................         58,362         1,070,359
     Berry Petroleum Co. Class A ....................................         70,625         2,440,094
    *Bill Barrett Corp. .............................................         67,486         2,807,418
    *BioFuel Energy Corp. ...........................................         11,712             5,856
    *Bolt Technology Corp. ..........................................          9,449            95,246
   #*BPZ Resources, Inc. ............................................        144,483           432,004
   #*Brigham Exploration Co. ........................................         45,794         1,667,589
     Bristow Group, Inc. ............................................         51,435         2,560,434
    #Cabot Oil & Gas Corp. ..........................................         65,235         5,070,064
    *Cal Dive International, Inc. ...................................         85,229           190,913
    *Callon Petroleum Co. ...........................................         51,936           244,619
   #*Cameron International Corp. ....................................         52,960         2,602,454
   #*Cano Petroleum, Inc. ...........................................         17,000             2,212
    #CARBO Ceramics, Inc. ...........................................         25,700         3,491,345
   #*Carrizo Oil & Gas, Inc. ........................................         53,481         1,454,683
   #*Cheniere Energy, Inc. ..........................................         33,529           384,242
    #Chesapeake Energy Corp. ........................................        301,569         8,480,120
    #Chevron Corp. ..................................................        960,977       100,950,634
    #Cimarex Energy Co. .............................................         57,700         3,692,800
    *Clayton Williams Energy, Inc. ..................................         15,623         1,020,807
   #*Clean Energy Fuels Corp. .......................................         95,589         1,129,862
   #*Cloud Peak Energy, Inc. ........................................         85,788         1,968,835
   #*Cobalt International Energy, Inc. ..............................         30,619           315,988
    *Complete Production Services, Inc. .............................        108,345         3,553,716
   #*Comstock Resources, Inc. .......................................         64,268         1,172,248

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
   #*Concho Resources, Inc. .........................................         57,775   $     5,472,448
     ConocoPhillips .................................................        621,821        43,309,833
     Consol Energy, Inc. ............................................         51,615         2,207,057
    *Contango Oil & Gas Co. .........................................         22,129         1,423,780
   #*Continental Resources, Inc. ....................................          8,245           500,059
    *CREDO Petroleum Corp. ..........................................         13,101           126,425
    *Crimson Exploration, Inc. ......................................         45,286           134,952
     Crosstex Energy, Inc. ..........................................         90,682         1,181,586
    *CVR Energy, Inc. ...............................................        121,881         3,017,774
    *Dawson Geophysical Co. .........................................         10,055           290,590
     Delek US Holdings, Inc. ........................................         56,001           810,894
   #*Delta Petroleum Corp. ..........................................          4,111             9,209
    *Denbury Resources, Inc. ........................................        353,174         5,544,832
     Devon Energy Corp. .............................................        189,302        12,295,165
     DHT Holdings, Inc. .............................................         53,246            85,194
    #Diamond Offshore Drilling, Inc. ................................         75,303         4,935,359
    *Double Eagle Petroleum Co. .....................................         12,728           113,025
   #*Dresser-Rand Group, Inc. .......................................         58,960         2,853,664
    *Dril-Quip, Inc. ................................................         25,200         1,640,520
     El Paso Corp. ..................................................        146,757         3,670,393
   #*Endeavour International Corp. ..................................         48,965           454,395
     Energen Corp. ..................................................         28,798         1,412,830
    *Energy Partners, Ltd. ..........................................         55,445           795,081
    *ENGlobal Corp. .................................................         28,950            75,560
    #EOG Resources, Inc. ............................................        123,095        11,008,386
     EQT Corp. ......................................................         31,401         1,993,964
   #*Evergreen Energy, Inc. .........................................            459               404
    *Evolution Petroleum Corp. ......................................         24,065           166,289
    #EXCO Resources, Inc. ...........................................         85,501         1,078,168
    *Exterran Holdings, Inc. ........................................         82,514           783,883
     Exxon Mobil Corp. ..............................................      1,268,253        99,037,877
    *FieldPoint Petroleum Corp. .....................................          6,798            17,743
   #*FMC Technologies, Inc. .........................................         46,376         2,078,572
    *Forest Oil Corp. ...............................................         73,644           858,689
   #*FX Energy, Inc. ................................................         36,820           217,974
    *Gasco Energy, Inc. .............................................          7,108             1,446
   #*General Maritime Corp. .........................................         56,000            14,560
   #*Geokinetics, Inc. ..............................................         18,573            60,734
    *GeoMet, Inc. ...................................................          1,692             1,794
    *GeoPetro Resources Co. .........................................          1,500               450
   #*GeoResources, Inc. .............................................         35,479           941,613
   #*Global Industries, Ltd. ........................................        149,927         1,191,920
   #*GMX Resources, Inc. ............................................         76,881           192,202
   #*Goodrich Petroleum Corp. .......................................         16,551           262,333
   #*Green Plains Renewable Energy, Inc. ............................         50,430           527,498
     Gulf Island Fabrication, Inc. ..................................         19,662           547,587
    *Gulfmark Offshore, Inc. Class A ................................         37,497         1,559,500
    *Gulfport Energy Corp. ..........................................         57,978         1,805,435
     Halliburton Co. ................................................        117,429         4,387,147
    *Harvest Natural Resources, Inc. ................................         65,844           702,555
    *Helix Energy Solutions Group, Inc. .............................        150,510         2,718,211
    #Helmerich & Payne, Inc. ........................................         78,835         4,192,445
   #*Hercules Offshore, Inc. ........................................        188,321           713,737
     Hess Corp. .....................................................        147,450         9,224,472
    *HKN, Inc. ......................................................         10,051            21,710
     HollyFrontier Corp. ............................................        243,819         7,482,805
   #*Hornbeck Offshore Services, Inc. ...............................         38,132         1,252,255
    #Houston American Energy Corp. ..................................         11,604           181,719
   #*ION Geophysical Corp. ..........................................        168,716         1,285,616
   #*James River Coal Co. ...........................................         39,677           410,657
    *Key Energy Services, Inc. ......................................        209,573         2,709,779

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Lone Pine Resources, Inc. ......................................         45,105   $       339,641
   #*Lucas Energy, Inc. .............................................         16,243            27,776
    #Lufkin Industries, Inc. ........................................         35,780         2,114,240
     Marathon Oil Corp. .............................................        338,799         8,818,938
     Marathon Petroleum Corp. .......................................        156,309         5,611,493
    *Matrix Service Co. .............................................         37,498           398,229
    *McDermott International, Inc. ..................................         86,189           946,355
   #*McMoran Exploration Co. ........................................        161,984         1,972,965
    *Mexco Energy Corp. .............................................          2,259            15,429
    *Mitcham Industries, Inc. .......................................         16,083           234,490
    #Murphy Oil Corp. ...............................................        181,551        10,052,479
    *Nabors Industries, Ltd. ........................................        260,495         4,774,873
     National Oilwell Varco, Inc. ...................................        194,038        13,840,731
    *Natural Gas Services Group, Inc. ...............................         17,348           238,708
   #*New Concept Energy, Inc. .......................................            318               738
    *Newfield Exploration Co. .......................................         91,868         3,698,606
    *Newpark Resources, Inc. ........................................        125,299         1,118,920
    #Noble Energy, Inc. .............................................         80,838         7,222,067
   #*Northern Oil & Gas, Inc. .......................................         31,090           751,445
    *Oasis Petroleum, Inc. ..........................................         23,182           680,160
     Occidental Petroleum Corp. .....................................        270,857        25,173,450
    #Oceaneering International, Inc. ................................         55,284         2,312,530
    *Oil States International, Inc. .................................         71,323         4,964,794
    #Overseas Shipholding Group, Inc. ...............................         35,977           448,993
    *OYO Geospace Corp. .............................................          8,517           669,266
    #Panhandle Oil & Gas, Inc. ......................................         11,937           397,741
    *Parker Drilling Co. ............................................        166,024           918,113
   #*Patriot Coal Corp. .............................................        113,149         1,421,151
     Patterson-UTI Energy, Inc. .....................................        219,937         4,469,120
    #Peabody Energy Corp. ...........................................         49,075         2,128,383
     Penn Virginia Corp. ............................................         56,852           346,229
    *Petroleum Development Corp. ....................................         30,357           792,621
   #*PetroQuest Energy, Inc. ........................................         90,766           661,684
   #*PHI, Inc. Non-Voting ...........................................         17,118           377,794
    *PHI, Inc. Voting ...............................................          2,175            45,838
   #*Pioneer Drilling Co. ...........................................         85,786           848,424
    #Pioneer Natural Resources Co. ..................................         92,820         7,787,598
    *Plains Exploration & Production Co. ............................        192,608         6,067,152
    *PostRock Energy Corp. ..........................................          1,400             6,160
    *Pyramid Oil Co. ................................................          3,900            14,079
     QEP Resources, Inc. ............................................        123,694         4,397,322
   #*Quicksilver Resources, Inc. ....................................        180,523         1,390,027
    #Range Resources Corp. ..........................................         99,560         6,853,710
    *Rentech, Inc. ..................................................         12,501            20,127
    *REX American Resources Corp. ...................................         19,000           346,560
   #*Rex Energy Corp. ...............................................         63,038           975,828
   #*Rosetta Resources, Inc. ........................................         63,914         2,833,947
   #*Rowan Cos., Inc. ...............................................        141,858         4,892,682
   #*Royale Energy, Inc. ............................................          3,300            10,263
    #RPC, Inc. ......................................................        173,379         3,219,648
   #*SandRidge Energy, Inc. .........................................        444,618         3,405,774
     Schlumberger, Ltd. .............................................        177,195        13,018,517
     SEACOR Holdings, Inc. ..........................................         31,400         2,673,710
    *SemGroup Corp. Class A .........................................         31,765           888,785
    #Ship Finance International, Ltd. ...............................        110,116         1,575,760
     SM Energy Co. ..................................................         78,561         6,513,493
     Southern Union Co. .............................................         67,972         2,856,863
   #*Southwestern Energy Co. ........................................         43,804         1,841,520
    #Spectra Energy Corp. ...........................................         74,794         2,141,352
    *Stone Energy Corp. .............................................         69,170         1,680,139
    #Sunoco, Inc. ...................................................        142,868         5,318,976

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
   #*Superior Energy Services, Inc. .................................        109,584   $     3,081,502
    *Swift Energy Co. ...............................................         60,242         1,844,610
     Teekay Corp. ...................................................         99,754         2,569,663
   #*Tesco Corp. ....................................................         39,354           608,806
   #*Tesoro Corp. ...................................................        173,394         4,497,840
    *Tetra Technologies, Inc. .......................................        105,685         1,004,008
    *TGC Industries, Inc. ...........................................         20,174           112,571
     Tidewater, Inc. ................................................         75,027         3,693,579
    *Toreador Resources Corp. .......................................         20,142            65,462
    *Transocean, Ltd. ...............................................        124,579         7,119,690
   #*Triangle Petroleum Corp. .......................................          5,725            32,289
    *Ultra Petroleum Corp. ..........................................         33,400         1,064,124
    *Union Drilling, Inc. ...........................................         32,882           246,286
    *Unit Corp. .....................................................         67,966         3,334,412
   #*Uranium Energy Corp. ...........................................         16,747            56,270
   #*Uranium Resources, Inc. ........................................          4,436             5,323
   #*USEC, Inc. .....................................................        144,568           303,593
    *VAALCO Energy, Inc. ............................................         79,422           540,864
     Valero Energy Corp. ............................................        319,478         7,859,159
    *Venoco, Inc. ...................................................         34,405           335,105
    *Verenium Corp. .................................................            600             1,512
   #*Voyager Oil & Gas, Inc. ........................................          3,728            10,289
    #W&T Offshore, Inc. .............................................        103,881         2,045,417
    *Warren Resources, Inc. .........................................         98,353           307,845
    *Weatherford International, Ltd. ................................        333,880         5,175,140
   #*Western Refining, Inc. .........................................        128,879         2,059,486
    *Westmoreland Coal Co. ..........................................          9,348           102,921
    *Whiting Petroleum Corp. ........................................         96,330         4,484,162
    *Willbros Group, Inc. ...........................................         63,925           325,378
     Williams Cos., Inc. (The) ......................................         67,044         2,018,695
     World Fuel Services Corp. ......................................         88,225         3,515,766
   #*Zion Oil & Gas, Inc. ...........................................         33,069            96,231
                                                                                       ---------------
Total Energy ........................................................                      704,450,813
                                                                                       ---------------
Financials -- (14.9%)
    *1st Constitution Bancorp .......................................          2,900            19,807
    #1st Source Corp. ...............................................         32,931           791,661
    *1st United Bancorp, Inc. .......................................         38,099           197,353
    *21st Century Holding Co. .......................................          6,646            16,216
    *Access National Corp. ..........................................         11,632            95,382
     ACE, Ltd. ......................................................        163,070        11,765,501
     Advance America Cash Advance Centers, Inc. .....................         88,589           746,805
    *Affiliated Managers Group, Inc. ................................         43,142         3,995,381
    *Affirmative Insurance Holdings, Inc. ...........................         13,405            19,035
    #Aflac, Inc. ....................................................        196,430         8,857,029
    *Allegheny Corp. ................................................         12,516         3,971,577
     Alliance Bancorp, Inc. of Pennsylvania .........................          4,908            47,706
    #Alliance Financial Corp. .......................................          6,323           194,685
     Allied World Assurance Co. Holdings AG .........................         62,835         3,650,714
     Allstate Corp. (The) ...........................................        244,502         6,440,183
     Alterra Capital Holdings, Ltd. .................................        152,207         3,299,848
    *Altisource Portfolio Solutions SA ..............................         19,775           795,944
     Ameriana Bancorp ...............................................            898             3,332
    *American Capital, Ltd. .........................................        498,147         3,870,602
    #American Equity Investment Life Holding Co. ....................         81,828           887,016
    #American Express Co. ...........................................        144,663         7,322,841
     American Financial Group, Inc. .................................        152,581         5,466,977
    *American Independence Corp. ....................................          5,200            24,414
    *American International Group, Inc. .............................         37,832           934,072
     American National Bankshares, Inc. .............................          8,116           151,932
     American National Insurance Co. ................................         32,156         2,297,868

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *American River Bankshares ......................................          7,316   $        36,434
    *American Safety Insurance Holdings, Ltd. .......................         13,457           274,657
   #*American Spectrum Realty, Inc. .................................          1,280            15,014
     Ameriprise Financial, Inc. .....................................        216,145        10,089,649
    *Ameris BanCorp .................................................         31,770           319,289
    *AMERISAFE, Inc. ................................................         25,258           544,310
    *AmeriServe Financial, Inc. .....................................         18,864            36,785
    #AmTrust Financial Services, Inc. ...............................         81,942         2,079,688
   #*Anchor BanCorp. Wisconsin, Inc. ................................          8,394             4,284
    *Ante5, Inc. ....................................................          3,728             3,355
    #Aon Corp. ......................................................         99,203         4,624,844
    *Arch Capital Group, Ltd. .......................................        139,974         5,034,865
     Argo Group International Holdings, Ltd. ........................         42,929         1,296,027
    #Arrow Financial Corp. ..........................................         16,279           379,952
     Aspen Insurance Holdings, Ltd. .................................        101,652         2,692,761
    *Asset Acceptance Capital Corp. .................................         35,405           106,215
     Associated Banc-Corp. ..........................................        244,119         2,721,927
     Assurant, Inc. .................................................        134,051         5,166,326
     Assured Guaranty, Ltd. .........................................        254,554         3,243,018
     Asta Funding, Inc. .............................................         16,698           134,586
     Astoria Financial Corp. ........................................        127,355         1,057,047
     Atlantic American Corp. ........................................         11,687            21,387
    *Atlantic Coast Financial Corp. .................................          1,723             2,412
     Auburn National BanCorp.oration, Inc. ..........................          1,955            37,810
    *Avatar Holdings, Inc. ..........................................         14,941           141,940
     Axis Capital Holdings, Ltd. ....................................        141,093         4,423,266
     Baldwin & Lyons, Inc. Class A ..................................          2,126            50,769
     Baldwin & Lyons, Inc. Class B ..................................         15,097           347,684
    #BancFirst Corp. ................................................         29,967         1,159,723
    #Bancorp of New Jersey, Inc. ....................................            200             1,808
     Bancorp Rhode Island, Inc. .....................................          6,112           266,483
    *Bancorp, Inc. ..................................................         45,124           362,797
    #BanCorp.South, Inc. ............................................        100,590           982,764
    *BancTrust Financial Group, Inc. ................................         14,687            23,940
     Bank Mutual Corp. ..............................................         61,436           204,582
     Bank of America Corp. ..........................................      4,072,969        27,818,378
     Bank of Commerce Holdings ......................................          8,161            28,155
    #Bank of Hawaii Corp. ...........................................         60,275         2,545,413
     Bank of Kentucky Financial Corp. ...............................          5,476           118,282
     Bank of New York Mellon Corp. (The) ............................        555,536        11,821,806
    *Bank of the Carolinas Corp. ....................................            100                49
    #Bank of the Ozarks, Inc. .......................................         48,538         1,207,140
    *BankAtlantic Bancorp, Inc. Class A .............................          2,974             7,048
     BankFinancial Corp. ............................................         27,430           219,440
     Banner Corp. ...................................................         22,359           392,848
     Bar Harbor Bankshares ..........................................          5,080           144,831
    #BB&T Corp. .....................................................        329,348         7,686,982
     BCB Bancorp, Inc. ..............................................          9,933            96,847
    *BCSB Bancorp, Inc. .............................................          1,647            19,105
     Beacon Federal Bancorp, Inc. ...................................          5,044            70,616
    *Beneficial Mutual Bancorp, Inc. ................................        100,170           822,396
    *Berkshire Bancorp, Inc. ........................................          3,850            25,487
    *Berkshire Hathaway, Inc. .......................................        192,106        14,957,373
     Berkshire Hills Bancorp, Inc. ..................................         29,003           580,640
     BGC Partners, Inc. Class A .....................................         29,919           204,945
     BlackRock, Inc. ................................................         44,353         6,998,460
    *BNCCORP., Inc. .................................................          1,190             3,570
    *BofI Holding, Inc. .............................................         12,438           190,301
    #BOK Financial Corp. ............................................         84,577         4,416,611
     Boston Private Financial Holdings, Inc. ........................        113,080           857,146
    #Bridge Bancorp, Inc. ...........................................          6,184           119,042

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Bridge Capital Holdings ........................................         11,048   $       121,859
    #Brookline Bancorp, Inc. ........................................         85,700           716,452
    *Brooklyn Federal Bancorp, Inc. .................................          7,873             6,141
    #Brown & Brown, Inc. ............................................        201,314         4,445,013
    *Brunswick BanCorp ..............................................            120               742
    #Bryn Mawr Bank Corp. ...........................................         17,228           316,306
     C&F Financial Corp. ............................................          2,201            51,283
    #Calamos Asset Management, Inc. Class A .........................         27,347           341,564
     California First National BanCorp ..............................          8,102           135,060
    *Camco Financial Corp. ..........................................          4,832             5,798
    #Camden National Corp. ..........................................         10,326           306,476
   #*Cape Bancorp, Inc. .............................................          6,875            52,250
    *Capital Bank Corp. .............................................         15,860            33,306
     Capital City Bank Group, Inc. ..................................         22,547           229,754
     Capital One Financial Corp. ....................................        219,140        10,005,932
     Capital Properties, Inc. Class A ...............................            700             5,929
     .Capital Properties, Inc. Class B ..............................            700                --
     Capital Southwest Corp. ........................................          4,875           429,049
     CapitalSource, Inc. ............................................        467,159         2,971,131
     Capitol Federal Financial, Inc. ................................        241,203         2,674,941
     Cardinal Financial Corp. .......................................         39,543           424,692
    *Carolina Bank Holdings, Inc. ...................................          1,200             3,168
     Carrollton BanCorp .............................................          1,139             3,144
   #*Carver Bancorp, Inc. ...........................................          1,427               571
    #Cash America International, Inc. ...............................         40,879         2,238,125
     Cathay General BanCorp .........................................        107,446         1,503,170
    *CBRE Group, Inc. ...............................................         48,551           863,237
    #Center Bancorp, Inc. ...........................................         20,967           194,574
    *Center Financial Corp. .........................................         50,435           331,358
     Centerstate Banks, Inc. ........................................         36,348           206,457
     Central Bancorp, Inc. ..........................................            705            12,979
    *Central Pacific Financial Corp. ................................          4,202            51,222
   #*Central Virginia Bankshares, Inc. ..............................          1,428             1,257
     Century Bancorp, Inc. Class A ..................................          3,952           106,981
     CFS Bancorp, Inc. ..............................................          2,552            12,454
    #Charles Schwab Corp. (The) .....................................        195,234         2,397,474
    #Charter Financial Corp. ........................................          3,253            30,481
     Chemical Financial Corp. .......................................         37,718           759,263
    *Chicopee Bancorp, Inc. .........................................          7,105            98,831
    #Chubb Corp. (The) ..............................................        143,004         9,588,418
    #Cincinnati Financial Corp. .....................................        152,136         4,402,816
    *CIT Group, Inc. ................................................        191,811         6,684,613
     Citigroup, Inc. ................................................        627,059        19,808,794
    *Citizens Community Bancorp, Inc. ...............................          5,940            30,413
     Citizens Holding Co. ...........................................          2,412            43,115
    *Citizens Republic Bancorp, Inc. ................................            695             6,262
     Citizens South Banking Corp. ...................................          7,443            30,516
   #*Citizens, Inc. .................................................         65,113           510,486
    #City Holding Co. ...............................................         22,386           735,604
    #City National Corp. ............................................         75,833         3,216,836
     CKX Lands, Inc. ................................................          2,161            26,472
     Clifton Savings Bancorp, Inc. ..................................         33,950           345,611
     CME Group, Inc. ................................................         30,557         8,420,287
    #CNA Financial Corp. ............................................        247,541         6,584,591
     CNB Financial Corp. ............................................         11,632           166,570
    *CNO Financial Group, Inc. ......................................        357,076         2,231,725
    #CoBiz Financial, Inc. ..........................................         50,346           266,834
     Codorus Valley Bancorp, Inc. ...................................          2,839            25,409
    #Cohen & Steers, Inc. ...........................................         29,582           803,743
    *Colonial Financial Services, Inc. ..............................          2,537            31,142
    *Colony BankCorp., Inc. .........................................          3,512             8,148

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Columbia Banking System, Inc. ..................................         55,601   $     1,060,311
     Comerica, Inc. .................................................        184,274         4,708,201
    #Commerce Bancshares, Inc. ......................................        124,572         4,833,394
     Commercial National Financial Corp. ............................          2,306            49,556
    #Community Bank System, Inc. ....................................         69,471         1,775,679
    *Community Capital Corp. ........................................          2,523             6,812
     Community Trust Bancorp, Inc. ..................................         21,041           596,092
    *Community West Bancshares ......................................          3,113             7,471
   #*CompuCredit Holdings Corp. .....................................         56,671           176,814
    *Consolidated-Tokoma Land Co. ...................................          7,307           218,845
    *Consumer Portfolio Services, Inc. ..............................         12,586            12,271
    *Cowen Group, Inc. ..............................................        118,366           321,956
     Crawford & Co. Class A .........................................         36,643           173,321
    #Crawford & Co. Class B .........................................         31,692           225,330
    *Credit Acceptance Corp. ........................................         34,152         2,353,756
    *Crescent Financial Corp. .......................................          7,572            32,030
    #Cullen Frost Bankers, Inc. .....................................         86,221         4,228,278
    #CVB Financial Corp. ............................................        145,916         1,416,844
    #Delphi Financial Group, Inc. Class A ...........................         68,580         1,815,998
    *DFC Global Corp. ...............................................         61,154         1,340,496
   #*Diamond Hill Investment Group, Inc. ............................          2,604           196,029
     Dime Community Bancshares, Inc. ................................         47,792           569,681
     Discover Financial Services ....................................        423,420         9,975,775
     Donegal Group, Inc. Class A ....................................         26,197           327,986
     Donegal Group, Inc. Class B ....................................          5,678            94,936
    *Doral Financial Corp. ..........................................          7,093             8,512
    #Duff & Phelps Corp. ............................................         39,057           495,633
    *E*Trade Financial Corp. ........................................        299,067         3,244,877
     Eagle BanCorp. Montana, Inc. ...................................            751             7,713
     East West Bancorp, Inc. ........................................        205,593         4,002,896
     Eastern Insurance Holdings, Inc. ...............................         10,923           144,621
     Eastern Virginia Bankshares, Inc. ..............................          2,788             5,297
    #Eaton Vance Corp. ..............................................         42,432         1,115,537
     ECB Bancorp, Inc. ..............................................          1,850            20,646
     Edelman Financial Group, Inc. ..................................         30,336           210,532
   #*eHealth, Inc. ..................................................         30,494           452,836
     EMC Insurance Group, Inc. ......................................         16,106           313,101
     Employers Holdings, Inc. .......................................         53,620           869,716
    *Encore Bancshares, Inc. ........................................         12,006           141,191
   #*Encore Capital Group, Inc. .....................................         33,285           901,691
     Endurance Specialty Holdings, Ltd. .............................         72,303         2,689,672
    *Enstar Group, Ltd. .............................................         18,658         1,715,976
    *Enterprise Bancorp, Inc. .......................................          8,838           127,267
     Enterprise Financial Services Corp. ............................         23,305           359,596
     Epoch Holding Corp. ............................................         13,833           284,960
    #Erie Indemnity Co. .............................................         44,280         3,495,906
     ESB Financial Corp. ............................................         17,450           241,683
    #ESSA Bancorp, Inc. .............................................         21,343           235,627
     Evans Bancorp, Inc. ............................................          2,684            32,396
    #Evercore Partners, Inc. Class A ................................         36,184           992,889
     Everest Re Group, Ltd. .........................................         49,637         4,463,359
    *EZCORP., Inc. ..................................................         66,041         1,834,619
    #F.N.B. Corp. ...................................................        190,979         1,926,978
    *Farmers Capital Bank Corp. .....................................          6,545            26,835
     FBL Financial Group, Inc. Class A ..............................         43,182         1,409,892
     Federal Agricultural Mortgage Corp. Class A ....................          1,106            14,887
     Federal Agricultural Mortgage Corp. Class C ....................         13,567           273,782
    #Federated Investors, Inc. Class B ..............................         40,892           799,030
     Fidelity Bancorp, Inc. .........................................          2,075            17,181
     Fidelity National Financial, Inc. Class A ......................        323,528         4,995,272
     Fidelity Southern Corp. ........................................          9,035            59,631

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Fifth Third BanCorp ............................................        477,510   $     5,734,895
     Financial Institutions, Inc. ...................................         18,075           296,068
    *First Acceptance Corp. .........................................         34,466            46,184
     First Advantage BanCorp ........................................          3,449            43,354
     First American Financial Corp. .................................        144,747         1,736,964
     First BanCorp ..................................................         20,829           264,112
     .First BanCorp. of Indiana, Inc. ...............................            700             6,654
   #*First Bancorp, Inc. ...........................................         12,744           183,386
    *First Bancshares, Inc. .........................................            569             2,928
     First Bancshares, Inc. (The) ...................................            588             4,704
    #First Busey Corp. ..............................................        117,398           598,730
     First Business Financial Services, Inc. ........................          2,063            33,173
    *First California Financial Group, Inc. .........................         32,885           107,534
    *First Cash Financial Services, Inc. ............................         38,835         1,611,652
     First Citizens BancShares, Inc. Class A ........................         12,723         2,074,485
     First Commonwealth Financial Corp. .............................        134,387           619,524
     First Community Bancshares, Inc. ...............................         23,096           277,383
    *First Defiance Financial Corp. .................................         10,944           155,514
   #*First Federal Bancshares of Arkansas, Inc. .....................          5,920            33,211
    *First Federal of Northern Michigan Bancorp, Inc. ...............          1,458             5,176
    #First Financial BanCorp ........................................         81,406         1,335,058
    #First Financial Bankshares, Inc. ...............................         43,287         1,374,795
     First Financial Corp. ..........................................         18,426           605,478
     First Financial Holdings, Inc. .................................         18,774           139,866
    *First Financial Northwest, Inc. ................................         19,426           107,620
    *First Financial Service Corp. ..................................          1,956             2,856
     First Horizon National Corp. ...................................        337,894         2,361,879
     First Interstate Bancsystem, Inc. ..............................         12,004           151,731
     First M&F Corp. ................................................          7,764            24,534
    *First Marblehead Corp. (The) ...................................        119,068           114,305
   #*First Mariner Bancorp, Inc. ....................................          2,010               322
     First Merchants Corp. ..........................................         33,029           266,214
     First Midwest Bancorp, Inc. ....................................        104,757           943,861
     First Niagara Financial Group, Inc. ............................        422,629         3,883,961
     First Pactrust Bancorp, Inc. ...................................         13,033           163,955
    *First Place Financial Corp. ....................................         23,310            19,590
    *First Security Group, Inc. .....................................            932             2,796
    *First South Bancorp, Inc. ......................................         10,177            40,708
     First United Corp. .............................................          5,415            20,144
     First West Virginia Bancorp, Inc. ..............................            724            10,820
     Firstbank Corp. ................................................          6,355            32,029
    *FirstCity Financial Corp. ......................................          9,660            61,534
     FirstMerit Corp. ...............................................        153,758         2,154,150
    *Flagstar Bancorp, Inc. .........................................          2,830             2,151
     Flagstone Reinsurance Holdings SA ..............................         99,096           841,325
     Flushing Financial Corp. .......................................         42,167           516,967
    *FNB United Corp. ...............................................         12,106             2,772
   #*Forest City Enterprises, Inc. Class A ..........................        239,607         3,277,824
    *Forest City Enterprises, Inc. Class B ..........................         13,338           180,997
    *Forestar Group, Inc. ...........................................         45,552           592,176
     Fox Chase Bancorp, Inc. ........................................         26,803           339,326
     Franklin Resources, Inc. .......................................         24,551         2,617,873
     Fulton Financial Corp. .........................................        281,269         2,655,179
     GAINSCO, Inc. ..................................................          1,100             8,002
    #Gallagher (Arthur J.) & Co. ....................................         93,055         2,875,400
    #GAMCO Investors, Inc. ..........................................          8,742           411,748
    *Genworth Financial, Inc. Class A ...............................        424,944         2,711,143
     German American Bancorp, Inc. ..................................         16,878           293,171
     GFI Group, Inc. ................................................        170,387           736,072
     Glacier Bancorp, Inc. ..........................................         97,438         1,105,921
    *Gleacher & Co., Inc. ...........................................         86,763           111,057

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Global Indemnity P.L.C .........................................         23,686   $       478,220
     Goldman Sachs Group, Inc. (The) ................................        215,233        23,578,775
     Gouverneur Bancorp, Inc. .......................................            600             4,230
    #Great Southern Bancorp, Inc. ...................................         18,724           372,420
    *Greene Bancshares, Inc. ........................................         14,450            19,941
    #Greenhill & Co., Inc. ..........................................         11,348           428,727
    *Greenlight Capital Re, Ltd. Class A ............................         42,977           968,272
   #*Grubb & Ellis Co. ..............................................          5,800             2,610
    *Guaranty BanCorp ...............................................         29,373            39,066
    *Guaranty Federal Bancshares, Inc. ..............................          1,840            10,506
    *Hallmark Financial Services, Inc. ..............................         25,032           194,248
     Hampden Bancorp, Inc. ..........................................          4,784            60,039
   #*Hampton Roads Bankshares, Inc. .................................            319             1,400
    #Hancock Holding Co. ............................................        122,737         3,718,931
   #*Hanmi Financial Corp. ..........................................         28,942            28,942
    #Hanover Insurance Group, Inc. (The) ............................         67,028         2,557,788
     Harleysville Group, Inc. .......................................         36,015         2,116,241
    *Harleysville Savings Financial Corp. ...........................          3,569            52,286
   #*Harris & Harris Group, Inc. ....................................         39,920           156,886
    #Hartford Financial Services Group, Inc. ........................        338,887         6,523,575
     Hawthorn Bancshares, Inc. ......................................          2,483            14,550
    #HCC Insurance Holdings, Inc. ...................................        159,139         4,234,689
    #Heartland Financial USA, Inc. ..................................         21,383           334,216
    *Heritage Commerce Corp. ........................................         27,128           131,028
    #Heritage Financial Corp. .......................................         19,923           251,229
    #Heritage Financial Group, Inc. .................................          9,512           100,542
     HF Financial Corp. .............................................          5,606            52,024
    *HFF, Inc. ......................................................         38,571           424,281
    *Hilltop Holdings, Inc. .........................................         76,386           601,922
    *Hingham Institution for Savings ................................          1,548            74,242
    *HMN Financial, Inc. ............................................          2,615             4,864
    *Home Bancorp, Inc. .............................................          8,571           125,994
    #Home Bancshares, Inc. ..........................................         39,075           916,309
     Home Federal Bancorp, Inc. .....................................         21,670           217,784
     Homeowners Choice, Inc. ........................................          6,480            51,322
     HopFed Bancorp, Inc. ...........................................          3,213            19,374
     Horace Mann Educators Corp. ....................................         56,132           754,975
     Horizon BanCorp ................................................          2,126            53,937
   #*Horizon Financial Corp. ........................................          7,850                40
    #Hudson City Bancorp, Inc. ......................................        277,961         1,737,256
     Hudson Valley Holding Corp. ....................................         20,808           451,950
     Huntington Bancshares, Inc. ....................................        786,457         4,073,847
     IBERIABANK Corp. ...............................................         42,540         2,200,169
    *ICG Group, Inc. ................................................         51,005           550,344
     Independence Holding Co. .......................................         16,750           138,858
    #Independent Bank Corp. (453836108) .............................         29,820           772,934
   #*Independent Bank Corp. (453838609) .............................          8,213            14,126
     Indiana Community BanCorp ......................................          4,755            72,133
     Infinity Property & Casualty Corp. .............................         19,978         1,157,925
     Interactive Brokers Group, Inc. Class A ........................         62,766           965,341
   #*IntercontinentalExchange, Inc. .................................         44,029         5,718,487
    *Intergroup Corp. (The) .........................................            677            13,628
     International Bancshares Corp. .................................         96,782         1,753,690
    *Intervest Bancshares Corp. .....................................         23,002            64,176
    *INTL FCStone, Inc. .............................................         25,428           616,375
     Invesco, Ltd. ..................................................        428,153         8,593,031
    *Investment Technology Group, Inc. ..............................         50,832           579,993
   #*Investors Bancorp, Inc. ........................................        194,062         2,693,581
    *Investors Capital Holdings, Ltd. ...............................          5,019            24,468
    *Investors Title Co. ............................................          2,281            82,504
    *Jacksonville Bancorp, Inc. .....................................            448             1,908

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    #Janus Capital Group, Inc. ......................................        237,425   $     1,557,508
    #Jefferies Group, Inc. ..........................................        173,713         2,303,434
    *Jefferson Bancshares, Inc. .....................................          2,704             7,842
     JMP Group, Inc. ................................................         28,965           214,920
     Jones Lang LaSalle, Inc. .......................................         46,349         2,995,072
     JPMorgan Chase & Co. ...........................................      1,841,003        63,993,264
     Kaiser Federal Financial Group, Inc. ...........................         10,601           124,668
    #KBW, Inc. ......................................................         46,464           657,930
     Kearny Financial Corp. .........................................         96,018           934,255
     Kemper Corp. ...................................................         86,529         2,326,765
    #Kennedy-Wilson Holdings, Inc. ..................................         13,673           169,819
     Kentucky First Federal BanCorp .................................          3,283            20,256
     KeyCorp ........................................................        885,351         6,250,578
    *Knight Capital Group, Inc. Class A .............................        143,487         1,792,153
    #Lake Shore Bancorp, Inc. .......................................            247             2,374
     Lakeland Bancorp, Inc. .........................................         34,997           325,122
     Lakeland Financial Corp. .......................................         22,591           539,699
     Landmark Bancorp, Inc. .........................................          2,094            32,970
    #Legg Mason, Inc. ...............................................        139,269         3,829,898
   #*Leucadia National Corp. ........................................        230,718         6,190,164
     Life Partners Holdings, Inc. ...................................         19,881           136,582
    #Lincoln National Corp. .........................................        278,897         5,312,988
     LNB Bancorp, Inc. ..............................................         13,999            62,856
     Loews Corp. ....................................................        183,672         7,291,778
    *Louisiana Bancorp, Inc. ........................................          3,600            58,104
    *LSB Financial Corp. ............................................            837            12,136
     M&T Bank Corp. .................................................        102,437         7,796,480
   #*Macatawa Bank Corp. ............................................         39,247           104,789
    *Magyar Bancorp, Inc. ...........................................          2,122             6,260
     Maiden Holdings, Ltd. ..........................................         95,017           774,389
     MainSource Financial Group, Inc. ...............................         26,923           252,538
     Malvern Federal Bancorp, Inc. ..................................            646             3,860
   #*Markel Corp. ...................................................         10,661         4,120,476
     MarketAxess Holdings, Inc. .....................................         40,702         1,189,719
    *Marlin Business Services Corp. .................................         18,895           222,772
     Marsh & McLennan Cos., Inc. ....................................        132,000         4,041,840
    *Maui Land & Pineapple Co., Inc. ................................          7,073            31,050
     Mayflower Bancorp, Inc. ........................................            768             6,336
     MB Financial, Inc. .............................................         73,705         1,221,292
   #*MBIA, Inc. .....................................................        370,356         3,259,133
    *MBT Financial Corp. ............................................         11,103            14,212
     MCG Capital Corp. ..............................................        111,636           517,991
     Meadowbrook Insurance Group, Inc. ..............................         72,395           750,012
     Medallion Financial Corp. ......................................         23,945           284,946
    *Mercantile Bancorp, Inc. .......................................          5,221             2,610
   #*Mercantile Bank Corp. ..........................................          7,749            70,748
     Merchants Bancshares, Inc. .....................................          8,748           249,056
     Mercury General Corp. ..........................................         76,825         3,326,522
    *Meridian Interstate Bancorp, Inc. ..............................         26,085           339,888
     Meta Financial Group, Inc. .....................................          3,022            45,783
    *MetLife, Inc. ..................................................        467,142        16,424,713
    *Metro Bancorp, Inc. ............................................         20,217           167,195
    *MetroCorp. Bancshares, Inc. ....................................         11,058            69,444
  .#*MF Global Holdings, Ltd. .......................................        162,821            97,693
    *MGIC Investment Corp. ..........................................        255,127           678,638
     MicroFinancial, Inc. ...........................................         16,382            92,558
     Mid Penn Bancorp, Inc. .........................................          1,624            12,180
     MidSouth Bancorp, Inc. .........................................         12,123           166,449
     MidWestOne Financial Group, Inc. ...............................          7,672           109,710
     Montpelier Re Holdings, Ltd. ...................................        100,596         1,760,430
    #Moody's Corp. ..................................................         48,188         1,710,192

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Morgan Stanley .................................................        605,703   $    10,684,601
     MSB Financial Corp. ............................................          1,360             6,453
   #*MSCI, Inc. .....................................................         24,652           823,130
     MutualFirst Financial, Inc. ....................................          6,697            50,027
    *Nara Bancorp, Inc. .............................................         49,949           423,568
    *NASDAQ OMX Group, Inc. (The) ...................................        211,228         5,291,261
   #*National Financial Partners Corp. ..............................         59,940           819,380
     National Interstate Corp. ......................................         26,661           709,183
     National Penn Bancshares, Inc. .................................        216,390         1,687,842
     National Security Group, Inc. ..................................            977            10,332
     National Western Life Insurance Co. Class A ....................          3,479           500,176
     Naugatuck Valley Financial Corp. ...............................          2,250            17,100
    *Navigators Group, Inc. (The) ...................................         30,043         1,370,562
    #NBT Bancorp, Inc. ..............................................         65,158         1,402,200
    #Nelnet, Inc. Class A ...........................................         51,210         1,099,991
    *New Century Bancorp, Inc. ......................................          2,277             6,353
     New England Bancshares, Inc. ...................................          4,584            45,886
     New Hampshire Thrift Bancshares, Inc. ..........................          5,906            67,151
    #New York Community Bancorp, Inc. ...............................        408,354         5,435,192
    *NewBridge BanCorp ..............................................         14,942            59,768
    *Newport Bancorp, Inc. ..........................................          2,670            33,135
   #*NewStar Financial, Inc. ........................................         68,473           734,031
     Nicholas Financial, Inc. .......................................          8,516            96,742
     North Central Bancshares, Inc. .................................            200             3,378
    *North Valley BanCorp ...........................................          1,037            10,474
     Northeast BanCorp ..............................................            301             3,838
     Northeast Community Bancorp, Inc. ..............................         10,493            60,650
     Northern Trust Corp. ...........................................        162,259         6,566,622
    #Northfield Bancorp, Inc. .......................................         56,892           785,679
     Northrim Bancorp, Inc. .........................................          8,061           152,756
     Northway Financial, Inc. .......................................          2,251            22,172
     Northwest Bancshares, Inc. .....................................        149,495         1,864,203
     Norwood Financial Corp. ........................................          2,066            48,138
     NYSE Euronext, Inc. ............................................        224,206         5,957,153
     Ocean Shore Holding Co. ........................................          8,012            84,046
     OceanFirst Financial Corp. .....................................         26,212           341,804
    *Ocwen Financial Corp. ..........................................        138,815         2,012,818
     Ohio Valley Banc Corp. .........................................          3,467            60,152
     Old National BanCorp ...........................................        134,220         1,552,925
     Old Republic International Corp. ...............................        375,325         3,317,873
   #*Old Second Bancorp, Inc. .......................................         13,666            17,766
    *OmniAmerican Bancorp, Inc. .....................................         11,839           174,625
     OneBeacon Insurance Group, Ltd. Class A ........................         42,145           641,447
    #Oppenheimer Holdings, Inc. Class A .............................         13,729           241,219
     Oriental Financial Group, Inc. .................................         60,394           639,572
     Oritani Financial Corp. ........................................         78,332         1,015,183
     Osage Bancshares, Inc. .........................................          2,100            16,012
   #*Pacific Capital BanCorp ........................................         12,291           318,214
     Pacific Continental Corp. ......................................         22,461           194,737
    *Pacific Mercantile BanCorp .....................................          8,485            25,794
    *Pacific Premier Bancorp, Inc. ..................................          7,368            48,039
     PacWest BanCorp ................................................         54,358           958,875
    *Park Bancorp, Inc. .............................................            700             1,754
    #Park National Corp. ............................................         20,112         1,200,888
    *Park Sterling Corp. ............................................          8,788            33,834
     Parkvale Financial Corp. .......................................          5,215           112,227
    *PartnerRe, Ltd. ................................................         65,018         4,045,420
    *Patriot National BanCorp .......................................          1,300             2,405
    *Peapack-Gladstone Financial Corp. ..............................         11,403           115,398
     Penns Woods Bancorp, Inc. ......................................          5,231           192,135
   #*Penson Worldwide, Inc. .........................................         30,451            37,455

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Peoples BanCorp. of North Carolina .............................          4,359   $        24,280
     Peoples Bancorp, Inc. (709788202) ..............................          1,479            24,699
    #Peoples Bancorp, Inc. (709789101) ..............................         12,545           165,970
     People's United Financial, Inc. ................................        353,348         4,505,187
    *PHH Corp. ......................................................         80,700         1,488,915
    *Phoenix Cos., Inc. (The) .......................................        198,053           295,099
    *PICO Holdings, Inc. ............................................         32,499           742,277
     Pinnacle Bancshares, Inc. ......................................            444             4,229
   #*Pinnacle Financial Partners, Inc. ..............................         45,565           683,931
    *Piper Jaffray Cos., Inc. .......................................         23,362           484,995
     Platinum Underwriters Holdings, Ltd. ...........................         60,202         2,084,795
  .#*PMI Group, Inc. (The) ..........................................        201,671            62,921
     PNC Financial Services Group, Inc. .............................        246,884        13,260,140
    *Popular, Inc. ..................................................        365,781           680,353
     Porter Bancorp, Inc. ...........................................         11,060            28,314
    *Portfolio Recovery Associates, Inc. ............................         23,573         1,653,410
    *Preferred Bank .................................................          2,407            19,376
    *Premier Financial Bancorp, Inc. ................................          6,752            31,937
     Presidential Life Corp. ........................................         42,857           425,141
     Primerica, Inc. ................................................         34,521           781,210
    *Primus Guaranty, Ltd. ..........................................         34,369           200,715
    *Princeton National Bancorp, Inc. ...............................          3,640             8,190
   #*PrInc.ipal Financial Group, Inc. ...............................        290,800         7,496,824
     PrivateBancorp, Inc. ...........................................         95,501         1,040,961
     ProAssurance Corp. .............................................         43,492         3,329,313
    *Progressive Corp. ..............................................        127,733         2,428,204
    #Prosperity Bancshares, Inc. ....................................         65,750         2,530,718
     Protective Life Corp. ..........................................        111,323         2,070,608
    *Providence Community Bancshares, Inc. ..........................            729               346
     Provident Financial Holdings, Inc. .............................         13,977           128,169
    #Provident Financial Services, Inc. .............................         83,859         1,085,974
     Provident New York BanCorp .....................................         55,136           383,195
     Prudential Bancorp, Inc. of Pennsylvania .......................          6,633            33,231
   #*Prudential Financial, Inc. .....................................        228,856        12,403,995
    *PSB Holdings, Inc. .............................................          3,341            15,853
    #Pulaski Financial Corp. ........................................         14,284            97,703
     Pzena Investment Management, Inc. Class A ......................          4,045            17,515
     QC Holdings, Inc. ..............................................         17,425            56,806
     QCR Holdings, Inc. .............................................          2,716            24,172
    #Radian Group, Inc. .............................................         97,172           228,354
   .*Rainier Pacific Financial Group, Inc. ..........................          4,450                --
    #Raymond James Financial, Inc. ..................................        172,735         5,245,962
     Regions Financial Corp. ........................................      1,074,949         4,224,550
     Reinsurance Group of America, Inc. .............................         85,015         4,440,333
     RenaissanceRe Holdings, Ltd. ...................................         74,205         5,054,845
    #Renasant Corp. .................................................         34,425           496,408
    #Republic Bancorp, Inc. Class A .................................         25,194           512,446
    *Republic First Bancorp, Inc. ...................................         19,454            31,710
     Resource America, Inc. Class A .................................         24,643           120,011
    *Riverview Bancorp, Inc. ........................................         12,542            29,097
    #RLI Corp. ......................................................         28,885         2,031,771
     Rockville Financial, Inc. ......................................         40,070           402,704
   #*Rodman & Renshaw Capital Group, Inc. ...........................         38,839            28,741
     Roma Financial Corp. ...........................................         37,277           360,469
    *Royal Bancshares of Pennsylvania, Inc. Class A .................          6,756             6,216
    *Rurban Financial Corp. .........................................          2,715             8,416
    #S&T Bancorp, Inc. ..............................................         48,133           898,643
    #S.Y. Bancorp, Inc. .............................................         18,167           373,877
   #*Safeguard Scientifics, Inc. ....................................         28,379           479,889
     Safety Insurance Group, Inc. ...................................         20,174           859,816
     Salisbury Bancorp, Inc. ........................................          1,248            28,704

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Sandy Spring Bancorp, Inc. .....................................         33,722   $       573,611
    *Savannah Bancorp, Inc. (The) ...................................          3,653            20,457
     SCBT Financial Corp. ...........................................         19,648           580,205
     SeaBright Holdings, Inc. .......................................         28,679           205,915
    *Seacoast Banking Corp. of Florida ..............................         30,047            44,770
    *Security National Financial Corp. Class A ......................          2,692             3,284
     SEI Investments Co. ............................................        121,035         1,959,557
     Selective Insurance Group, Inc. ................................         76,818         1,231,393
     Shore Bancshares, Inc. .........................................          6,595            33,898
     SI Financial Group, Inc. .......................................          9,609            85,040
    *Siebert Financial Corp. ........................................          8,302            12,619
     Sierra BanCorp .................................................         16,091           176,036
   #*Signature Bank .................................................         54,288         3,026,556
    #Simmons First National Corp. Class A ...........................         23,620           613,175
     SLM Corp. ......................................................        351,367         4,803,187
     Somerset Hills BanCorp .........................................          3,585            27,461
     South Street Financial Corp. ...................................            897             4,889
    *Southcoast Financial Corp. .....................................          4,147             6,884
    *Southern Community Financial Corp. .............................         13,882            14,646
    *Southern Connecticut Bancorp, Inc. .............................          1,300             3,029
    *Southern First Bancshares, Inc. ................................          2,507            19,605
     Southern Missouri Bancorp, Inc. ................................          1,461            32,726
    *Southern National Bancorp of Virginia, Inc. ....................          1,825            11,151
    #Southside Bancshares, Inc. .....................................         22,170           456,037
    *Southwest Bancorp, Inc. ........................................         24,074           113,148
     Southwest Georgia Financial Corp. ..............................          1,954            14,606
   #*St. Joe Co. (The) ..............................................        105,671         1,516,379
     StanCorp Financial Group, Inc. .................................         60,842         2,064,977
     State Auto Financial Corp. .....................................         54,694           726,883
     State Bancorp, Inc. ............................................         17,357           205,333
    #State Street Corp. .............................................        237,402         9,588,667
     StellarOne Corp. ...............................................         30,695           368,033
     Sterling BanCorp ...............................................         40,474           333,910
    #Stewart Information Services Corp. .............................         25,173           252,737
    *Stifel Financial Corp. .........................................         68,085         2,169,869
    *Stratus Properties, Inc. .......................................          6,860            50,970
   #*Suffolk BanCorp ................................................         11,545            98,248
     Summit State Bank ..............................................          4,397            25,349
   #*Sun Bancorp, Inc. ..............................................         45,142           134,072
     SunTrust Banks, Inc. ...........................................        220,381         4,348,117
    *Superior BanCorp ...............................................          7,375                22
    #Susquehanna Bancshares, Inc. ...................................        204,043         1,481,352
    *Sussex BanCorp .................................................          2,127            11,188
    *SVB Financial Group ............................................         59,560         2,736,186
     SWS Group, Inc. ................................................         32,323           178,100
     Symetra Financial Corp. ........................................         99,545           922,782
    #Synovus Financial Corp. ........................................        868,607         1,302,910
    #T. Rowe Price Group, Inc. ......................................         31,459         1,662,294
    *Taylor Capital Group, Inc. .....................................         19,787           183,821
    #TCF Financial Corp. ............................................        197,586         2,102,315
    #TD Ameritrade Holding Corp. ....................................        235,888         3,958,201
     Teche Holding Co. ..............................................          2,166            68,662
    *Tejon Ranch Co. ................................................         28,073           729,617
   #*Tennessee Commerce Bancorp, Inc. ...............................          4,464               581
     Territorial Bancorp, Inc. ......................................         15,654           307,601
    #Teton Advisors, Inc. ...........................................             95             1,698
    *Texas Capital Bancshares, Inc. .................................         52,188         1,461,264
     TF Financial Corp. .............................................          3,212            62,313
    *TFS Financial Corp. ............................................        285,983         2,633,903
    *Thomas Properties Group, Inc. ..................................         75,959           192,176
    *TIB Financial Corp. ............................................            274             2,865

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Tidelands Bancshares, Inc. .....................................            551   $            96
    *TierOne Corp. ..................................................          8,000                23
    *Timberland Bancorp, Inc. .......................................          5,770            25,157
    #Tompkins Financial Corp. .......................................         15,194           599,099
    #Torchmark Corp. ................................................        106,486         4,358,472
     Tower Bancorp, Inc. ............................................          8,782           225,873
    *Tower Financial Corp. ..........................................          2,132            16,800
     Tower Group, Inc. ..............................................         57,620         1,367,323
    #TowneBank ......................................................         36,138           450,279
     Transatlantic Holdings, Inc. ...................................         83,087         4,323,847
     Travelers Cos., Inc. (The) .....................................        235,445        13,738,216
    *Tree.com, Inc. .................................................         12,396            66,938
    #TriCo Bancshares ...............................................         20,536           304,549
     Trustco Bank Corp. .............................................        129,305           641,353
     Trustmark Corp. ................................................         89,289         1,976,858
    #U.S. BanCorp ...................................................        883,601        22,611,350
    #UMB Financial Corp. ............................................         55,354         2,040,902
    #Umpqua Holdings Corp. ..........................................        165,740         1,897,723
     Unico American Corp. ...........................................            100             1,182
     Union Bankshares, Inc. .........................................          2,439            46,829
     Union First Market Bankshares Corp. ............................         34,982           448,469
    *United Bancshares, Inc. ........................................          2,086            16,730
    #United Bankshares, Inc. ........................................         68,703         1,631,009
    *United Community BanCorp .......................................          1,759            10,079
   #*United Community Banks, Inc. ...................................         40,685           300,662
    *United Community Financial Corp. ...............................         10,564            12,571
     United Financial Bancorp, Inc. .................................         23,125           373,238
     United Fire & Casualty Co. .....................................         51,432           967,436
    *United Security Bancshares .....................................          7,869            21,954
    *Unity Bancorp, Inc. ............................................          5,831            37,318
     Universal Insurance Holdings, Inc. .............................         53,653           226,416
     Univest Corp. of Pennsylvania ..................................         21,447           326,209
    #Unum Group .....................................................        291,024         6,938,012
     Validus Holdings, Ltd. .........................................        139,419         3,814,504
    #Valley National BanCorp ........................................        238,463         2,861,556
     ViewPoint Financial Group ......................................         65,752           846,228
    *Virginia Commerce Bancorp, Inc. ................................         40,026           254,565
    *Virtus Investment Partners, Inc. ...............................          2,803           174,907
     VIST Financial Corp. ...........................................          5,686            38,665
     VSB Bancorp, Inc. ..............................................            134             1,340
   #*Waccamaw Bankshares, Inc. ......................................          1,080               529
    #Waddell & Reed Financial, Inc. .................................         29,603           820,891
    #Washington Banking Co. .........................................         19,530           230,845
     Washington Federal, Inc. .......................................        154,708         2,111,764
     Washington Trust Bancorp, Inc. .................................         22,198           521,209
    *Waterstone Financial, Inc. .....................................         21,650            56,074
     Wayne Savings Bancshares, Inc. .................................          1,615            13,445
     Webster Financial Corp. ........................................        120,201         2,360,748
     Wells Fargo & Co. ..............................................      2,348,255        60,843,287
     WesBanco, Inc. .................................................         38,543           765,464
     West Bancorporation, Inc. ......................................         23,067           226,979
    *West Coast BanCorp .............................................         26,301           392,674
    #Westamerica Bancorporation .....................................         39,757         1,781,909
    *Western Alliance BanCorp .......................................        109,751           713,382
     Westfield Financial, Inc. ......................................         39,650           281,912
     Westwood Holdings Group, Inc. ..................................          4,597           168,434
     White Mountains Insurance Group, Ltd. ..........................         11,119         4,669,980
     White River Capital, Inc. ......................................          2,447            47,080
     Willis Group Holdings P.L.C. ...................................         45,143         1,639,142
    *Wilshire Bancorp, Inc. .........................................         35,596           121,738
    #Wintrust Financial Corp. .......................................         50,157         1,448,534

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
   #*World Acceptance Corp. .........................................         24,217   $     1,638,280
    #WR Berkley Corp. ...............................................        129,849         4,520,044
    *WSB Holdings, Inc. .............................................          8,451            19,311
    *WSFS Financial Corp. ...........................................            613            24,367
     WVS Financial Corp. ............................................          2,157            19,952
     XL Group P.L.C .................................................        302,724         6,581,220
    *Yadkin Valley Financial Corp. ..................................         13,928            29,527
     Zions Bancorporation ...........................................        244,980         4,252,853
    *ZipRealty, Inc. ................................................         25,107            47,452
                                                                                       ---------------
Total Financials ....................................................                    1,028,778,667
                                                                                       ---------------
Health Care -- (9.2%)
    *Abaxis, Inc. ...................................................         13,613           381,981
     Abbott Laboratories ............................................        176,697         9,518,667
   #*ABIOMED, Inc. ..................................................         53,389           804,038
    *Acadia Pharmaceuticals, Inc. ...................................          2,387             2,936
    *Accelr8 Technology Corp. .......................................          2,183             6,265
   #*Accretive Health, Inc. .........................................          9,696           230,862
   #*Accuray, Inc. ..................................................        101,342           405,368
   #*Achillion Pharmaceuticals, Inc. ................................         17,500           110,950
    *Adcare Health Systems, Inc. ....................................          7,244            31,584
    *Addus HomeCare Corp. ...........................................          8,855            34,092
    *Adolor Corp. ...................................................          4,235            18,888
   #*ADVENTRX Pharmaceuticals, Inc. .................................         32,786            36,392
    #Aetna, Inc. ....................................................        184,690         7,343,274
    *Affymax, Inc. ..................................................         46,344           246,550
    *Affymetrix, Inc. ...............................................         98,262           549,285
   #*Agilent Technologies, Inc. .....................................         56,755         2,103,908
    *Air Methods Corp. ..............................................         16,873         1,363,676
    *Akorn, Inc. ....................................................         22,114           198,805
    *Albany Molecular Research, Inc. ................................         44,428           142,614
    *Alere, Inc. ....................................................        112,870         2,941,392
    *Alexion Pharmaceuticals, Inc. ..................................         36,176         2,442,242
   #*Alexza Pharmaceuticals, Inc. ...................................          9,551            13,276
    *Align Technology, Inc. .........................................         80,275         1,848,733
    *Alkermes P.L.C .................................................        119,465         2,089,443
    #Allergan, Inc. .................................................         33,891         2,850,911
    *Alliance HealthCare Services, Inc. .............................         54,572            60,575
    *Allied Healthcare Products, Inc. ...............................          6,964            24,931
    *Allos Therapeutics, Inc. .......................................         38,881            57,155
   #*Allscripts Healthcare Solutions, Inc. ..........................        171,206         3,278,595
    *Almost Family, Inc. ............................................         11,857           221,014
   #*Alnylam Pharmaceuticals, Inc. ..................................         51,661           419,487
    *Alphatec Holdings, Inc. ........................................        116,533           241,223
    *AMAG Pharmaceuticals, Inc. .....................................         24,566           346,626
   #*Amedisys, Inc. .................................................         35,489           465,971
    *American Dental Partners, Inc. .................................         20,296           214,326
    *American Shared Hospital Services ..............................          4,179            10,865
   #*AMERIGROUP Corp. ...............................................         64,076         3,564,548
    #AmerisourceBergen Corp. ........................................         88,145         3,596,316
     Amgen, Inc. ....................................................        275,807        15,795,467
    *Amicus Therapeutics, Inc. ......................................          4,067            13,380
    *AMN Healthcare Services, Inc. ..................................         51,291           243,119
   #*Amsurg Corp. ...................................................         42,088         1,066,089
    *Anadys Pharmaceuticals, Inc. ...................................          9,107            33,514
     Analogic Corp. .................................................         17,817           963,543
    *AngioDynamics, Inc. ............................................         34,196           526,960
    *Anika Therapeutics, Inc. .......................................         14,061            85,772
   #*Anthera Pharmaceuticals, Inc. ..................................         11,341            72,469
    *ARCA Biopharma, Inc. ...........................................          7,683             8,759
    *Arcadia Resources, Inc. ........................................         27,261               545

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Ardea Biosciences, Inc. ........................................            741   $        14,753
   #*Arena Pharmaceuticals, Inc. ....................................          8,430            11,886
   #*Ariad Pharmaceuticals, Inc. ....................................        178,800         2,079,444
    *Arqule, Inc. ...................................................         23,951           139,155
    *Array BioPharma, Inc. ..........................................         37,816            91,137
     Arrhythmia Research Technology, Inc. ...........................          1,790             6,265
    *ArthroCare Corp. ...............................................         37,666         1,135,630
     Assisted Living Concepts, Inc. .................................         26,931           382,690
    *Astex Pharmaceuticals, Inc. ....................................         81,913           158,092
   #*athenahealth, Inc. .............................................         10,282           544,021
    *AtriCure, Inc. .................................................         13,045           145,582
     Atrion Corp. ...................................................          2,935           660,375
    *AVANIR Pharmaceuticals, Inc. ...................................         22,913            68,510
   #*AVI BioPharma, Inc. ............................................            600               588
    #Bard (C.R.), Inc. ..............................................         12,868         1,106,005
     Baxter International, Inc. .....................................         49,810         2,738,554
    #Becton Dickinson & Co. .........................................         25,917         2,027,487
   #*Bioanalytical Systems, Inc. ....................................          2,068             2,792
    *BioClinica, Inc. ...............................................         15,357            68,646
   #*BioCryst Pharmaceuticals, Inc. .................................         33,426           102,618
   #*Biogen Idec, Inc. ..............................................         30,059         3,497,665
   #*BioMarin Pharmaceutical, Inc. ..................................         35,450         1,209,200
    *BioMimetic Therapeutics, Inc. ..................................          8,585            27,815
    *Bio-Rad Laboratories, Inc. Class A .............................         31,743         3,160,016
    *Bio-Rad Laboratories, Inc. Class B .............................          2,960           296,178
   #*Bio-Reference Labs, Inc. .......................................         35,410           709,616
   #*BioSante Pharmaceuticals, Inc. .................................          7,594            20,124
    *BioScrip, Inc. .................................................         75,827           492,876
   #*BioSpecifics Technologies Corp. ................................          1,942            33,014
   #*Boston Scientific Corp. ........................................      1,471,447         8,666,823
    *Bovie Medical Corp. ............................................         15,017            39,044
    #Bristol-Myers Squibb Co. .......................................        291,159         9,197,713
   #*Brookdale Senior Living, Inc. ..................................        144,969         2,403,586
   #*Bruker Corp. ...................................................         64,955           937,301
   #*BSD Medical Corp. ..............................................          4,763            13,575
    *Caliper Life Sciences, Inc. ....................................         61,887           648,576
    *Cambrex Corp. ..................................................         37,288           205,457
     Cantel Medical Corp. ...........................................         24,204           668,030
    *Capital Senior Living Corp. ....................................         34,757           271,452
    *Capstone Therapeutics Corp. ....................................          2,652               703
    *Cardica, Inc. ..................................................          3,013             6,388
     Cardinal Health, Inc. ..........................................        103,083         4,563,484
    *CardioNet, Inc. ................................................         16,389            46,381
   #*Cardiovascular Systems, Inc. ...................................          5,798            48,007
    *CareFusion Corp. ...............................................        210,692         5,393,715
    *CAS Medical Systems, Inc. ......................................            693             1,372
   #*Catalyst Health Solutions, Inc. ................................         39,084         2,148,447
   #*Catalyst Pharmaceutical Partners, Inc. .........................          1,590             1,670
    *Celgene Corp. ..................................................         45,414         2,944,190
    *Celldex Therapeutics, Inc. .....................................         31,538           101,237
   #*Celsion Corp. ..................................................          7,425            24,503
    *Centene Corp. ..................................................         70,647         2,483,242
   #*Cepheid, Inc. ..................................................         18,235           654,272
   #*Cerner Corp. ...................................................         59,524         3,775,607
   #*Cerus Corp. ....................................................         24,244            64,731
    *Charles River Laboratories International, Inc. .................         76,853         2,480,815
    #Chemed Corp. ...................................................         30,425         1,806,028
   #*Chindex International, Inc. ....................................         10,667           118,510
     CIGNA Corp. ....................................................        135,064         5,988,738
    *Codexis, Inc. ..................................................         13,246            61,064
    *Columbia Laboratories, Inc. ....................................          6,488            16,415

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *CombiMatrix Corp. ..............................................          7,394   $        17,080
    *Community Health Systems, Inc. .................................        124,209         2,171,173
     Computer Programs & Systems, Inc. ..............................          4,189           213,932
   #*Conceptus, Inc. ................................................         42,973           495,049
    *CONMED Corp. ...................................................         40,221         1,056,606
    *Conmed Healthcare Management, Inc. .............................          7,215            27,417
     Cooper Cos., Inc. (The) ........................................         59,766         4,141,784
    *Cornerstone Therapeutics, Inc. .................................          2,272            13,927
    *Corvel Corp. ...................................................         14,838           765,196
   #*Covance, Inc. ..................................................         72,888         3,697,608
    *Coventry Health Care, Inc. .....................................        155,335         4,941,206
     Covidien P.L.C .................................................         72,569         3,413,646
    *Cross Country Healthcare, Inc. .................................         39,775           198,875
    *CryoLife, Inc. .................................................         35,789           164,987
   #*Cubist Pharmaceuticals, Inc. ...................................         76,317         2,885,546
   #*Cumberland Pharmaceuticals, Inc. ...............................         27,506           158,435
   #*Curis, Inc. ....................................................          6,700            24,656
    *Cutera, Inc. ...................................................         15,596           111,355
    *Cyberonics, Inc. ...............................................         26,907           774,922
    *Cyclacel Pharmaceuticals, Inc. .................................          3,300             2,013
    *Cynosure, Inc. Class A .........................................         10,605           129,063
    *Cytokinetics, Inc. .............................................         63,422            73,570
   #*Cytori Therapeutics, Inc. ......................................         14,615            44,283
    *DaVita, Inc. ...................................................         37,711         2,639,770
     Daxor Corp. ....................................................          5,407            55,584
   #*Dendreon Corp. .................................................         48,246           527,811
    #DENTSPLY International, Inc. ...................................         96,933         3,582,644
   #*DepoMed, Inc. ..................................................         68,301           305,988
    *DexCom, Inc. ...................................................          6,501            63,645
    *Digirad Corp. ..................................................         23,800            57,120
    *Durect Corp. ...................................................         40,784            64,847
    *DUSA Pharmaceuticals, Inc. .....................................         15,664            70,488
   #*Dyax Corp. .....................................................         68,911            93,030
    *Dynacq Healthcare, Inc. ........................................          3,325             3,558
   #*Dynavax Technologies Corp. .....................................         23,749            64,597
   #*Edwards Lifesciences Corp. .....................................         36,693         2,767,386
    #Eli Lilly & Co. ................................................        124,130         4,612,671
    *Emdeon, Inc. Class A ...........................................         87,793         1,665,433
    *Emergent Biosolutions, Inc. ....................................         48,600           916,596
   #*Emeritus Corp. .................................................         59,781         1,058,722
    *Encision, Inc. .................................................            900               900
    *Endo Pharmaceuticals Holdings, Inc. ............................        160,078         5,172,120
    *Endologix, Inc. ................................................         30,324           330,228
     Ensign Group, Inc. (The) .......................................         28,669           652,506
    *EnteroMedics, Inc. .............................................            417               792
    *Enzo Biochem, Inc. .............................................         52,024           148,789
   #*Enzon Pharmaceuticals, Inc. ....................................         77,086           566,582
    *eResearch Technology, Inc. .....................................         65,984           337,178
    *Exact Sciences Corp. ...........................................         15,692           124,751
    *Exactech, Inc. .................................................         17,609           281,744
   #*Exelixis, Inc. .................................................         66,428           513,488
    *Express Scripts, Inc. ..........................................         49,000         2,240,770
    *Five Star Quality Care, Inc. ...................................         44,386           114,960
    *Forest Laboratories, Inc. ......................................        187,988         5,884,024
    *Furiex Pharmaceuticals, Inc. ...................................         12,320           174,944
   #*Genomic Health, Inc. ...........................................          9,319           199,427
   #*Gen-Probe, Inc. ................................................         13,985           840,498
    *Gentiva Health Services, Inc. ..................................         57,592           238,431
    *GenVec, Inc. ...................................................            317             1,002
   #*Geron Corp. ....................................................         78,065           183,453
    *Gilead Sciences, Inc. ..........................................         67,678         2,819,465

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Greatbatch, Inc. ...............................................         33,853   $       755,937
    *GTx, Inc. ......................................................         18,498            81,206
    *Haemonetics Corp. ..............................................         35,890         2,187,496
   #*Halozyme Therapeutics, Inc. ....................................         13,060           110,096
    *Hanger Orthopedic Group, Inc. ..................................         45,817           795,841
   #*Hansen Medical, Inc. ...........................................          5,168            16,228
    *Harvard Bioscience, Inc. .......................................         37,663           171,743
   #*Health Management Associates, Inc. .............................        257,722         2,257,645
   #*Health Net, Inc. ...............................................        133,177         3,700,989
    *HealthSouth Corp. ..............................................         75,234         1,328,632
    *Healthspring, Inc. .............................................         93,917         5,065,883
    *HealthStream, Inc. .............................................         26,833           407,325
    *Healthways, Inc. ...............................................         45,414           325,164
    *Helicos BioSciences Corp. ......................................         11,559               994
   #*Henry Schein, Inc. .............................................         63,424         4,396,552
     Hill-Rom Holdings, Inc. ........................................         70,678         2,379,728
    *Hi-Tech Pharmacal Co., Inc. ....................................         17,994           639,147
    *HMS Holdings Corp. .............................................         43,047         1,052,069
   #*Hologic, Inc. ..................................................        232,545         3,748,625
    *Hooper Holmes, Inc. ............................................         27,777            21,666
    *Hospira, Inc. ..................................................        113,374         3,565,612
   #*Human Genome Sciences, Inc. ....................................         53,067           544,467
     Humana, Inc. ...................................................        106,714         9,058,951
    *ICU Medical, Inc. ..............................................         19,634           771,813
   #*Idenix Pharmaceuticals, Inc. ...................................         40,612           243,672
    *Idera Pharmaceuticals, Inc. ....................................         31,205            51,176
   #*IDEXX Laboratories, Inc. .......................................         10,874           782,819
   #*Illumina, Inc. .................................................         19,907           609,552
   #*ImmunoGen, Inc. ................................................          7,435           100,967
   #*Immunomedics, Inc. .............................................         35,448           129,031
    *Impax Laboratories, Inc. .......................................         89,729         1,696,775
   #*Incyte Corp. ...................................................         67,706           932,312
   #*Infinity Pharmaceuticals, Inc. .................................         22,453           169,969
   #*Inovio Pharmaceuticals, Inc. ...................................         19,500            13,240
   #*Insulet Corp. ..................................................            428             6,985
    *Integra LifeSciences Holdings Corp. ............................         38,772         1,243,030
    *IntegraMed America, Inc. .......................................         11,777            94,334
    *Interleukin Genetics, Inc. .....................................          4,930             1,331
   #*InterMune, Inc. ................................................         28,645           730,448
    *Intuitive Surgical, Inc. .......................................          3,637         1,577,949
     Invacare Corp. .................................................         43,227           970,446
    *IPC The Hospitalist Co. ........................................         19,725           827,069
    *Iridex Corp. ...................................................          9,691            33,046
    *IRIS International, Inc. .......................................         23,631           214,097
    *ISTA Pharmaceuticals, Inc. .....................................         28,437           117,729
    *Jazz Pharmaceuticals, Inc. .....................................         33,119         1,290,316
     Johnson & Johnson ..............................................        349,581        22,509,521
   #*Kensey Nash Corp. ..............................................         14,595           392,314
   #*Keryx Biopharmaceuticals, Inc. .................................         16,500            51,645
     Kewaunee Scientific Corp. ......................................          3,000            27,195
    *Kindred Healthcare, Inc. .......................................         68,907           802,767
    *Kinetic Concepts, Inc. .........................................         87,926         6,013,259
   #*K-V Pharmaceutical Co. Class A .................................         45,622            50,640
   #*K-V Pharmaceutical Co. Class B .................................          7,693            10,770
   #*Laboratory Corp. of America Holdings ...........................         19,800         1,660,230
     Landauer, Inc. .................................................          5,250           269,062
    *Lannet Co., Inc. ...............................................         32,534           133,064
    *LCA-Vision, Inc. ...............................................         20,620            66,603
     LeMaitre Vascular, Inc. ........................................         22,583           130,530
   #*Lexicon Pharmaceuticals, Inc. ..................................         46,751            56,569
    *LHC Group, Inc. ................................................         22,632           355,096

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Life Technologies Corp. ........................................        120,198   $     4,888,453
   #*LifePoint Hospitals, Inc. ......................................         75,205         2,907,425
    *Ligand Pharmaceuticals, Inc. Class B ...........................          2,218            32,605
     Lincare Holdings, Inc. .........................................        111,350         2,622,292
    *Luminex Corp. ..................................................         33,513           735,945
    *Luna Innovations, Inc. .........................................          4,551             5,097
    *Magellan Health Services, Inc. .................................         44,068         2,268,180
   #*MannKind Corp. .................................................         26,972            84,153
   #*Marina Biotech, Inc. ...........................................            200                32
    *Masimo Corp. ...................................................         11,024           227,976
   #*Maxygen, Inc. ..................................................         48,995           289,070
    #McKesson Corp. .................................................         54,224         4,421,967
    *MedAssets, Inc. ................................................         73,885           787,614
    *MedCath Corp. ..................................................         26,258           189,058
    *Medco Health Solutions, Inc. ...................................         47,892         2,627,355
   #*Medical Action Industries, Inc. ................................         32,084           168,120
    *Medicines Co. (The) ............................................         75,565         1,414,577
    *MediciNova, Inc. ...............................................          4,963            10,422
    #Medicis Pharmaceutical Corp. Class A ...........................         77,415         2,964,220
    *Medidata Solutions, Inc. .......................................          8,992           161,676
    *Mednax, Inc. ...................................................         58,604         3,856,143
    *MedQuist Holdings, Inc. ........................................         42,163           360,494
     MEDTOX Scientific, Inc. ........................................         12,099           177,129
     Medtronic, Inc. ................................................        190,894         6,631,658
     Merck & Co., Inc. ..............................................      1,428,149        49,271,140
    *Merge Healthcare, Inc. .........................................         31,115           205,359
    #Meridian Bioscience, Inc. ......................................         12,342           224,871
    *Merit Medical Systems, Inc. ....................................         56,175           753,868
    *Metropolitan Health Networks, Inc. .............................         56,652           369,371
   #*Mettler Toledo International, Inc. .............................         11,500         1,766,400
   #*Micromet, Inc. .................................................         34,509           226,724
    *Misonix, Inc. ..................................................          8,260            14,042
    *Molina Healthcare, Inc. ........................................         63,318         1,341,075
   #*Momenta Pharmaceuticals, Inc. ..................................         71,004         1,050,859
    *MWI Veterinary Supply, Inc. ....................................         11,689           882,520
    *Mylan, Inc. ....................................................        293,149         5,736,926
    *Myrexis, Inc. ..................................................         24,268            67,465
    *Myriad Genetics, Inc. ..........................................         61,077         1,299,719
   #*Nabi Biopharmaceuticals ........................................         40,400            74,336
    *Nanosphere, Inc. ...............................................         31,702            47,870
     National Healthcare Corp. ......................................         18,812           720,688
     National Research Corp. ........................................          9,253           309,050
    *Natus Medical, Inc. ............................................         58,055           499,273
    *Neogen Corp. ...................................................         19,949           771,029
   #*Neuralstem, Inc. ...............................................            165               218
   #*Neurocrine Biosciences, Inc. ...................................         35,109           219,782
   #*NeurogesX, Inc. ................................................          8,021             8,823
    *Neurometrix, Inc. ..............................................          1,519             2,658
   #*Novavax, Inc. ..................................................         48,240            76,219
   #*NPS Pharmaceuticals, Inc. ......................................         13,308            68,802
   #*NuVasive, Inc. .................................................         56,604           838,871
    *NxStage Medical, Inc. ..........................................         17,528           402,969
    *Obagi Medical Products, Inc. ...................................         26,212           247,441
    #Omnicare, Inc. .................................................        164,128         4,894,297
    *Omnicell, Inc. .................................................         45,999           687,685
    *OncoGenex Pharmaceutical, Inc. .................................          1,700            19,720
   #*Oncothyreon, Inc. ..............................................          8,655            60,239
    *Onyx Pharmaceuticals, Inc. .....................................         64,707         2,648,458
   #*Optimer Pharmaceuticals, Inc. ..................................         59,235           845,283
    *OraSure Technologies, Inc. .....................................         59,567           553,377
    *Orchid Cellmark, Inc. ..........................................         18,439            49,601

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Orexigen Therapeutics, Inc. ....................................          8,410   $        18,418
    *Orthofix International N.V. ....................................         25,528           896,288
   #*Osiris Therapeutics, Inc. ......................................         14,198            76,101
    #Owens & Minor, Inc. ............................................         76,824         2,298,574
    *Pain Therapeutics, Inc. ........................................         50,349           224,053
    *Palomar Medical Technologies, Inc. .............................         23,863           203,074
    *Par Pharmaceutical Cos., Inc. ..................................         51,744         1,583,366
    *PAREXEL International Corp. ....................................         82,076         1,808,134
    #Patterson Cos., Inc. ...........................................        137,056         4,313,152
    *PDI, Inc. ......................................................         21,336           137,404
    #PDL BioPharma, Inc. ............................................        126,579           768,335
   #*PerkinElmer, Inc. ..............................................        159,423         3,295,273
    *Pernix Therapeutics Holdings, Inc. .............................          6,670            71,369
    #Perrigo Co. ....................................................         21,164         1,910,686
     Pfizer, Inc. ...................................................      3,659,190        70,475,999
    #Pharmaceutical Product Development, Inc. .......................        109,851         3,623,984
    *Pharmasset, Inc. ...............................................          5,550           390,720
   #*PharmAthene, Inc. ..............................................          3,212             5,460
   #*PharMerica Corp. ...............................................         38,393           598,931
    *PHC, Inc. ......................................................         16,074            31,344
    *PhotoMedex, Inc. ...............................................          2,905            39,218
    *Poniard Pharmaceuticals, Inc. ..................................          9,411             1,412
    *Pozen, Inc. ....................................................         14,195            36,197
    *Progenics Pharmaceuticals, Inc. ................................         36,128           237,361
    *ProPhase Labs, Inc. ............................................         19,981            16,185
    *Providence Service Corp. .......................................         16,952           211,900
    *pSivida Corp. ..................................................         23,681           108,696
   #*PSS World Medical, Inc. ........................................         61,009         1,357,450
     Psychemedics Corp. .............................................          1,810            16,109
    #Quality Systems, Inc. ..........................................         24,060           936,175
    #Quest Diagnostics, Inc. ........................................        108,840         6,073,272
    *Questcor Pharmaceuticals, Inc. .................................         47,500         1,928,975
   #*Quidel Corp. ...................................................         41,888           748,120
    *RadNet, Inc. ...................................................         26,380            67,797
   #*Raptor Pharmaceutical Corp. ....................................            362             1,788
    *Regeneron Pharmaceuticals, Inc. ................................         33,215         1,836,790
    *Repligen Corp. .................................................         40,505           138,932
   #*Repros Therapeutics, Inc. ......................................            500             2,140
   #*ResMed, Inc. ...................................................         45,902         1,299,027
    *Retractable Technologies, Inc. .................................          7,725            10,970
    *Rigel Pharmaceuticals, Inc. ....................................         96,602           758,326
    *Rochester Medical Corp. ........................................         13,631           109,048
   #*Rockwell Medical Technologies, Inc. ............................         10,169            85,725
    *RTI Biologics, Inc. ............................................         74,722           336,249
   #*Salix Pharmaceuticals, Ltd. ....................................         24,827           850,449
   #*Sangamo BioSciences, Inc. ......................................         19,439            64,537
    *Santarus, Inc. .................................................         49,945           152,332
    *SciClone Pharmaceuticals, Inc. .................................         79,737           335,693
   #*Seattle Genetics, Inc. .........................................         35,700           785,400
   #*Select Medical Holdings Corp. ..................................        126,755         1,102,768
   #*SeraCare Life Sciences, Inc. ...................................            519             1,464
    *Sirona Dental Systems, Inc. ....................................         66,968         3,207,767
    *Skilled Healthcare Group, Inc. Class A .........................         26,638           100,692
    *Solta Medical, Inc. ............................................         53,544           117,261
    *Somaxon Pharmaceuticals, Inc. ..................................         10,200             9,894
    *SonoSite, Inc. .................................................         21,808           675,830
    *Span-American Medical System, Inc. .............................          3,812            54,054
    *Spectranetics Corp. ............................................         43,357           339,919
   #*Spectrum Pharmaceuticals, Inc. .................................         72,674           805,955
    *SRI/Surgical Express, Inc. .....................................          7,871            31,563
     St. Jude Medical, Inc. .........................................         40,153         1,565,967

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Staar Surgical Co. .............................................         26,254   $       236,286
   #*StemCells, Inc. ................................................          1,638             3,423
   #*Stereotaxis, Inc. ..............................................         44,332            51,425
     STERIS Corp. ...................................................         68,888         2,134,150
    *Strategic Diagnostics, Inc. ....................................         16,528            30,412
    #Stryker Corp. ..................................................         45,372         2,173,773
    *Sucampo Pharmaceuticals, Inc. Class A ..........................         14,749            64,896
    *Sun Healthcare Group, Inc. .....................................         27,539            72,152
    *SunLink Health Systems, Inc. ...................................          3,122             5,760
   #*Sunrise Senior Living, Inc. ....................................         78,957           434,264
    *SurModics, Inc. ................................................         22,532           237,487
   #*Symmetry Medical, Inc. .........................................         49,323           448,346
    *Synovis Life Technologies, Inc. ................................         15,761           283,068
   #*Synta Pharmaceuticals Corp. ....................................         12,591            46,587
    *Targacept, Inc. ................................................          4,269            75,134
    *Team Health Holdings, Inc. .....................................         44,743           909,178
    #Techne Corp. ...................................................         14,100           970,080
     Teleflex, Inc. .................................................         58,775         3,518,272
    *Telik, Inc. ....................................................          1,600               432
   #*Tenet Healthcare Corp. .........................................        657,214         3,108,622
    *Theragenics Corp. ..............................................         18,695            28,042
   #*Theravance, Inc. ...............................................         13,680           304,106
    *Thermo Fisher Scientific, Inc. .................................        179,955         9,046,338
    *Thoratec Corp. .................................................         59,538         2,173,732
    *TranS1, Inc. ...................................................         25,310            46,064
    *Transcend Services, Inc. .......................................         14,813           404,839
   #*Transcept Pharmaceuticals, Inc. ................................         22,329           194,709
    *Trimeris, Inc. .................................................         17,500            53,025
    *Triple-S Management Corp. Class B ..............................         27,479           522,101
     U.S. Physical Therapy, Inc. ....................................         15,879           309,958
   #*United Therapeutics Corp. ......................................         24,170         1,056,954
     UnitedHealth Group, Inc. .......................................        453,978        21,786,404
    *Universal American Corp. .......................................        108,529         1,248,084
     Universal Health Services, Inc. ................................        130,376         5,211,129
    *Urologix, Inc. .................................................          4,079             4,242
   #*Uroplasty, Inc. ................................................          2,767            12,479
     Utah Medical Products, Inc. ....................................          4,989           131,685
   #*Varian Medical Systems, Inc. ...................................         17,446         1,024,429
    *Vascular Solutions, Inc. .......................................         23,084           244,921
    *VCA Antech, Inc. ...............................................        118,335         2,404,567
    *Vertex Pharmaceuticals, Inc. ...................................         30,622         1,212,325
   #*Vical, Inc. ....................................................         72,462           216,661
    *Viropharma, Inc. ...............................................        109,689         2,220,105
    *Volcano Corp. ..................................................          7,942           197,994
   #*Waters Corp. ...................................................         16,195         1,297,543
   #*Watson Pharmaceuticals, Inc. ...................................         95,501         6,413,847
    *WellCare Health Plans, Inc. ....................................         53,682         2,630,955
     WellPoint, Inc. ................................................        203,028        13,988,629
    #West Pharmaceutical Services, Inc. .............................         47,714         1,854,643
    *Wright Medical Group, Inc. .....................................         53,797           924,770
   #*XenoPort, Inc. .................................................         35,621           217,288
    #Young Innovations, Inc. ........................................         10,420           299,575
   #*Zalicus, Inc. ..................................................         67,154            98,716
   #*Zimmer Holdings, Inc. ..........................................        120,937         6,364,914
    *Zoll Medical Corp. .............................................         30,388         1,148,970
                                                                                       ---------------
Total Health Care ...................................................                      630,864,080
                                                                                       ---------------
Industrials -- (11.6%)
   #*3D Systems Corp. ...............................................         53,494           870,347
     3M Co. .........................................................         77,420         6,117,728
    #A.O. Smith Corp. ...............................................         53,242         1,978,473

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *A.T. Cross Co. Class A .........................................          9,589   $       116,602
   #*A123 Systems, Inc. .............................................        177,394           608,461
    #AAON, Inc. .....................................................         33,822           716,012
     AAR Corp. ......................................................         56,922         1,134,455
    #ABM Industries, Inc. ...........................................         75,135         1,519,230
    *Acacia Research - Acacia Technologies ..........................         26,278         1,046,916
    *ACCO Brands Corp. ..............................................         48,653           334,246
     Aceto Corp. ....................................................         34,804           220,657
    *Active Power, Inc. .............................................          7,900             7,201
    #Actuant Corp. Class A ..........................................         99,307         2,234,408
     Acuity Brands, Inc. ............................................         44,317         2,051,877
   #*Advisory Board Co. (The) .......................................         13,807           845,679
    *AECOM Technology Corp. .........................................        168,853         3,532,405
    *Aegion Corp. ...................................................         50,179           742,147
    *AeroCentury Corp. ..............................................          2,068            12,098
    *Aerosonic Corp. ................................................          1,200             2,820
   #*Aerovironment, Inc. ............................................         29,581           977,060
    *AGCO Corp. .....................................................         85,758         3,758,773
    *Air Transport Services Group, Inc. .............................         81,444           451,200
     Aircastle, Ltd. ................................................         90,875         1,102,314
     Alamo Group, Inc. ..............................................         16,013           381,910
    *Alaska Air Group, Inc. .........................................         50,180         3,338,475
     Albany International Corp. .....................................         38,447           868,518
    #Alexander & Baldwin, Inc. ......................................         58,987         2,448,550
   #*Allegiant Travel Co. ...........................................         26,622         1,383,279
     Alliant Techsystems, Inc. ......................................         46,175         2,681,844
   .*Allied Defense Group, Inc. .....................................          8,042            25,332
     Allied Motion Technologies, Inc. ...............................          6,578            34,600
    *Altra Holdings, Inc. ...........................................         34,853           512,339
    *Amerco, Inc. ...................................................         27,575         2,087,703
    *Ameresco, Inc. Class A .........................................         33,338           366,385
    *American Railcar Industries, Inc. ..............................         39,572           872,958
    *American Reprographics Co. .....................................         56,422           225,124
    #American Science & Engineering, Inc. ...........................         12,627           858,889
     American Woodmark Corp. ........................................         18,243           310,313
     AMETEK, Inc. ...................................................         77,972         3,081,453
     Ampco-Pittsburgh Corp. .........................................         13,595           285,359
    *AMREP Corp. ....................................................          7,977            59,269
     Apogee Enterprises, Inc. .......................................         36,944           403,428
    *Applied Energetics, Inc. .......................................          7,766             1,128
     Applied Industrial Technologies, Inc. ..........................         59,178         1,989,564
   #*Argan, Inc. ....................................................         15,276           207,754
     Arkansas Best Corp. ............................................         36,736           756,762
    *Armstrong World Industries, Inc. ...............................         74,050         3,153,790
    *Arotech Corp. ..................................................          5,156             7,992
   #*Ascent Solar Technologies, Inc. ................................         31,475            25,495
    *Astec Industries, Inc. .........................................         31,184         1,036,868
   #*Astronics Corp. ................................................         13,327           405,141
    *Astronics Corp. Class B ........................................          2,144            64,856
    *Atlas Air Worldwide Holdings, Inc. .............................         35,214         1,356,443
    *Avalon Holding Corp. Class A ...................................          1,202             2,825
    #Avery Dennison Corp. ...........................................         79,817         2,123,132
    *Avis Budget Group, Inc. ........................................        149,064         2,101,802
     AZZ, Inc. ......................................................         17,490           781,103
    *Babcock & Wilcox Co. (The) .....................................         23,337           513,181
    #Badger Meter, Inc. .............................................         19,512           638,823
    *Baldwin Technology Co., Inc. Class A ...........................         10,603            11,133
    #Barnes Group, Inc. .............................................         78,099         1,817,364
     Barrett Business Services, Inc. ................................         13,746           218,149
    *BE Aerospace, Inc. .............................................        121,675         4,590,798
    *Beacon Roofing Supply, Inc. ....................................         63,919         1,178,027

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Belden, Inc. ...................................................         67,247   $     2,170,733
    *Blount International, Inc. .....................................         39,777           617,737
   #*BlueLinx Holdings, Inc. ........................................         63,414           100,194
     Boeing Co. (The) ...............................................         66,931         4,403,390
     Brady Corp. Class A ............................................         70,569         2,167,880
    *Breeze-Eastern Corp. ...........................................         12,352           111,909
    #Briggs & Stratton Corp. ........................................         70,620         1,031,052
     Brink's Co. (The) ..............................................         65,493         1,820,050
   #*Broadwind Energy, Inc. .........................................         20,725             8,508
    *Builders FirstSource, Inc. .....................................         69,207           112,807
    #C.H. Robinson Worldwide, Inc. ..................................         16,987         1,179,407
    *CAI International, Inc. ........................................         25,126           392,217
   #*Capstone Turbine Corp. .........................................         12,576            13,708
     Carlisle Cos., Inc. ............................................         85,240         3,556,213
     Cascade Corp. ..................................................         15,172           653,913
    *Casella Waste Systems, Inc. ....................................         34,898           219,159
    #Caterpillar, Inc. ..............................................         74,853         7,070,614
   #*CBIZ, Inc. .....................................................         93,126           589,488
     CDI Corp. ......................................................         24,446           320,976
    #CECO Environmental Corp. .......................................         17,951           107,886
     Celadon Group, Inc. ............................................         30,215           332,667
   #*Cenveo, Inc. ...................................................         34,262           128,483
   #*Ceradyne, Inc. .................................................         33,814         1,131,416
    *Champion Industries, Inc. ......................................          6,873             7,629
    *Chart Industries, Inc. .........................................         40,448         2,285,716
     Chase Corp. ....................................................         11,789           165,046
     Chicago Rivet & Machine Co. ....................................            653            11,101
    *Cintas Corp. ...................................................        116,576         3,484,457
    #CIRCOR International, Inc. .....................................         23,842           830,178
     CLAROC, Inc. ...................................................         54,851         2,659,176
   #*Clean Harbors, Inc. ............................................         53,078         3,092,855
    *CNH Global N.V .................................................            709            26,361
    *Coleman Cable, Inc. ............................................          6,906            70,234
   #*Colfax Corp. ...................................................         52,218         1,319,027
    *Columbus McKinnon Corp. ........................................         26,052           390,519
    *Comarco, Inc. ..................................................          7,026             1,967
     Comfort Systems USA, Inc. ......................................         52,266           574,926
    *Command Security Corp. .........................................         10,654            17,686
    *Commercial Vehicle Group, Inc. .................................         24,357           268,658
     CompX International, Inc. ......................................          3,471            52,967
    *Consolidated Graphics, Inc. ....................................         14,922           679,846
     Con-way, Inc. ..................................................         75,261         2,217,942
     Cooper Industries P.L.C ........................................         89,965         4,719,564
    *Copart, Inc. ...................................................         35,995         1,567,582
     Corp.orate Executive Board Co. .................................         19,137           700,223
    *Corrections Corp. of America ...................................        151,771         3,373,869
   #*CoStar Group, Inc. .............................................         15,648           962,821
     Courier Corp. ..................................................         21,176           184,019
     Covanta Holding Corp. ..........................................        209,697         3,074,158
    *Covenant Transportation Group, Inc. Class A ....................         12,060            38,713
    *CPI Aerostructures, Inc. .......................................          7,493            81,299
    *CRA International, Inc. ........................................         14,257           275,445
     Crane Co. ......................................................         67,715         2,986,909
     CSX Corp. ......................................................        502,300        11,156,083
     Cubic Corp. ....................................................         37,228         1,754,183
     Cummins, Inc. ..................................................         25,812         2,566,487
     Curtiss-Wright Corp. ...........................................         63,766         2,090,249
    #Danaher Corp. ..................................................        120,259         5,814,523
     Deere & Co. ....................................................         46,100         3,498,990
    *Delta Air Lines, Inc. ..........................................         69,300           590,436
     Deluxe Corp. ...................................................         58,872         1,390,557

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*DigitalGlobe, Inc. .............................................         63,516   $     1,295,726
    *Dollar Thrifty Automotive Group, Inc. ..........................         33,400         2,038,736
     Donaldson Co., Inc. ............................................         22,171         1,420,053
     Douglas Dynamics, Inc. .........................................         29,071           436,646
     Dover Corp. ....................................................        113,142         6,282,775
     Ducommun, Inc. .................................................         13,504           192,702
     Dun & Bradstreet Corp. (The) ...................................         27,099         1,811,839
    *DXP Enterprises, Inc. ..........................................         19,995           499,475
    *Dycom Industries, Inc. .........................................         47,491           922,750
     Dynamic Materials Corp. ........................................         17,647           382,940
   #*Eagle Bulk Shipping, Inc. ......................................         69,594           107,871
     Eastern Co. (The) ..............................................          6,782           137,675
    #Eaton Corp. ....................................................        153,317         6,871,668
     Ecology & Environment, Inc. Class A ............................          3,667            60,689
    *EMCOR Group, Inc. ..............................................         91,867         2,303,106
     Emerson Electric Co. ...........................................         95,382         4,589,782
     Empire Resources, Inc. .........................................          6,900            20,700
     Encore Wire Corp. ..............................................         32,398           861,139
    *Ener1, Inc. ....................................................         73,911             8,943
   #*Energy Conversion Devices, Inc. ................................         33,852            16,587
   #*Energy Recovery, Inc. ..........................................         51,392           157,773
    *EnergySolutions, Inc. ..........................................        113,561           428,125
   #*EnerNOC, Inc. ..................................................            729             6,466
    *EnerSys ........................................................         65,471         1,475,062
     Ennis, Inc. ....................................................         36,605           535,531
    *EnPro Industries, Inc. .........................................         29,366         1,011,365
    *Environmental Tectonics Corp. ..................................          1,572             3,914
     Equifax, Inc. ..................................................        103,330         3,632,050
    *ESCO Technologies, Inc. ........................................         36,585         1,118,403
     Espey Manufacturing & Electronics Corp. ........................          4,614           111,659
    *Esterline Technologies Corp. ...................................         43,229         2,416,501
   #*Excel Maritime Carriers, Ltd. ..................................        107,791           306,126
    #Expeditors International of Washington, Inc. ...................         34,200         1,559,520
    *Exponent, Inc. .................................................         18,149           874,419
    #Fastenal Co. ...................................................         55,147         2,100,549
    #Federal Signal Corp. ...........................................         82,795           390,792
    #FedEx Corp. ....................................................        140,901        11,529,929
    *Flanders Corp. .................................................         33,425            98,938
    *Flow International Corp. .......................................         65,766           170,334
    #Flowserve Corp. ................................................         32,431         3,006,029
    #Fluor Corp. ....................................................         52,628         2,991,902
    *Fortune Brands Home & Security, Inc. ...........................        122,709         1,782,962
    #Forward Air Corp. ..............................................         33,572         1,099,483
    *Franklin Covey Co. .............................................         24,855           239,602
     Franklin Electric Co., Inc. ....................................         32,248         1,480,828
    *Freightcar America, Inc. .......................................         14,638           277,390
    *Frozen Food Express Industries .................................         14,040            17,831
   #*FTI Consulting, Inc. ...........................................         58,345         2,299,376
    *Fuel Tech, Inc. ................................................         30,552           169,258
   #*FuelCell Energy, Inc. ..........................................         13,996            14,976
    *Furmanite Corp. ................................................         50,182           334,714
     G & K Services, Inc. Class A ...................................         26,871           815,804
     Gardner Denver Machinery, Inc. .................................         65,591         5,072,152
    #GATX Corp. .....................................................         67,845         2,576,753
   #*Genco Shipping & Trading, Ltd. .................................         50,288           452,592
    *Gencor Industries, Inc. ........................................          5,578            39,046
   #*GenCorp, Inc. ..................................................         56,901           276,539
    *Generac Holdings, Inc. .........................................         52,043         1,189,703
   #*General Cable Corp. ............................................         69,146         1,938,854
     General Dynamics Corp. .........................................        144,962         9,305,111
     General Electric Co. ...........................................      4,935,281        82,468,546

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Genesee & Wyoming, Inc. ........................................         53,391   $     3,161,281
    *GEO Group, Inc. (The) ..........................................         90,000         1,640,700
    *GeoEye, Inc. ...................................................         31,416         1,054,635
    *Gibraltar Industries, Inc. .....................................         41,542           463,609
    *Global Power Equipment Group, Inc. .............................         21,373           566,598
     Goodrich Corp. .................................................         77,533         9,507,872
     Gorman-Rupp Co. (The) ..........................................         28,666           770,255
    *GP Strategies Corp. ............................................         23,918           282,711
     Graco, Inc. ....................................................         14,618           627,697
   #*Graftech International, Ltd. ...................................        144,671         2,272,781
     Graham Corp. ...................................................         13,515           311,386
     Granite Construction, Inc. .....................................         53,052         1,193,670
     Great Lakes Dredge & Dock Corp. ................................         73,076           376,341
   #*Greenbrier Cos., Inc. ..........................................         32,945           613,106
   #*Griffon Corp. ..................................................         82,028           776,805
    *H&E Equipment Services, Inc. ...................................         45,667           500,967
     Hardinge, Inc. .................................................         11,317            98,684
     Harsco Corp. ...................................................        106,563         2,456,277
    *Hawaiian Holdings, Inc. ........................................         81,169           434,254
    #Healthcare Services Group, Inc. ................................         39,170           679,600
    #Heartland Express, Inc. ........................................        103,965         1,394,171
    #HEICO Corp. ....................................................         20,663         1,178,204
     HEICO Corp. Class A ............................................         51,297         2,016,485
     Heidrick & Struggles International, Inc. .......................         20,845           412,314
    *Heritage-Crystal Clean, Inc. ...................................         12,102           192,906
    #Herman Miller, Inc. ............................................         33,116           683,845
   #*Hertz Global Holdings, Inc. ....................................        238,246         2,763,654
    *Hexcel Corp. ...................................................        120,069         2,966,905
    *Hill International, Inc. .......................................         50,028           280,157
    #HNI Corp. ......................................................         56,570         1,360,508
   #*Hoku Corp. .....................................................         51,085            77,138
     Honeywell International, Inc. ..................................         95,314         4,994,454
     Houston Wire & Cable Co. .......................................         24,985           319,058
    *Hub Group, Inc. Class A ........................................         51,790         1,618,955
     Hubbell, Inc. Class A ..........................................          7,919           434,120
     Hubbell, Inc. Class B ..........................................         61,563         3,680,852
    *Hudson Highland Group, Inc. ....................................         42,879           198,530
   #*Huntington Ingalls Industries, Inc. ............................         23,725           699,888
    *Hurco Cos., Inc. ...............................................          7,940           207,393
   #*Huron Consulting Group, Inc. ...................................         31,623         1,138,744
    *ICF International, Inc. ........................................         26,823           627,122
    #IDEX Corp. .....................................................        113,509         4,023,894
   #*IHS, Inc. ......................................................         21,518         1,807,297
    *II-VI, Inc. ....................................................         87,431         1,662,063
     Illinois Tool Works, Inc. ......................................         87,875         4,273,361
    #Ingersoll-Rand P.L.C. ..........................................        145,760         4,537,509
   #*InnerWorkings, Inc. ............................................         63,531           574,956
    *Innotrac Corp. .................................................          4,173             5,195
    *Innovative Solutions & Support, Inc. ...........................         19,410            92,392
     Insperity, Inc. ................................................         36,412           938,701
     Insteel Industries, Inc. .......................................         23,069           237,841
    *Integrated Electrical Services, Inc. ...........................         14,770            36,039
    *Intelligent Systems Corp. ......................................            629             1,113
    #Interface, Inc. Class A ........................................         53,250           694,380
    *Interline Brands, Inc. .........................................         45,372           676,043
     International Shipholding Corp. ................................          8,363           170,103
     Intersections, Inc. ............................................         25,390           428,837
    #Iron Mountain, Inc. ............................................        125,321         3,876,179
     ITT Industries, Inc. ...........................................        126,611         5,773,462
     J.B. Hunt Transport Services, Inc. .............................         32,900         1,391,999
   #*Jacobs Engineering Group, Inc. .................................         82,026         3,182,609

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*JetBlue Airways Corp. ..........................................        420,376   $     1,883,284
     John Bean Technologies Corp. ...................................         37,514           605,476
    #Joy Global, Inc. ...............................................         20,498         1,787,426
    *Kadant, Inc. ...................................................         17,092           370,042
     Kaman Corp. ....................................................         37,079         1,232,877
    *Kansas City Southern ...........................................         99,896         6,310,430
    *KAR Auction Services, Inc. .....................................         71,758           986,672
     Kaydon Corp. ...................................................         45,667         1,436,684
     KBR, Inc. ......................................................        107,047         2,987,682
     Kelly Services, Inc. Class A ...................................         64,846         1,060,232
     Kelly Services, Inc. Class B ...................................          1,275            20,897
    #Kennametal, Inc. ...............................................        112,467         4,373,842
    *Key Technology, Inc. ...........................................          7,462            84,171
    *Kforce, Inc. ...................................................         50,734           647,366
     Kimball International, Inc. Class B ............................         34,416           193,762
   #*Kirby Corp. ....................................................         69,002         4,246,383
     Knight Transportation, Inc. ....................................        113,477         1,724,850
     Knoll, Inc. ....................................................         50,728           773,602
    *Korn/Ferry International .......................................         59,844           955,709
   #*Kratos Defense & Security Solutions, Inc. ......................         50,540           319,918
     L.B. Foster Co. Class A ........................................         12,390           315,945
     L.S. Starrett Co. Class A ......................................          8,610           104,181
    #L-3 Communications Holdings, Inc. ..............................         99,720         6,759,022
     Landstar System, Inc. ..........................................         14,471           645,841
     Lawson Products, Inc. ..........................................         12,431           207,225
    *Layne Christensen Co. ..........................................         27,414           690,559
    #Lennox International, Inc. .....................................         27,100           872,349
     Lincoln Electric Holdings, Inc. ................................        101,848         3,707,267
    #Lindsay Corp. ..................................................         17,113           994,265
    *LMI Aerospace, Inc. ............................................         16,598           333,786
    #Lockheed Martin Corp. ..........................................         31,576         2,396,618
     LSI Industries, Inc. ...........................................         42,695           287,337
    *Lydall, Inc. ...................................................         22,156           242,830
    *M&F Worldwide Corp. ............................................         20,275           502,009
    *Magnetek, Inc. .................................................         15,256            16,171
    *Manitex International, Inc. ....................................          2,123             9,171
   #*Manitowoc Co., Inc. (The) ......................................        169,092         1,873,539
     Manpower, Inc. .................................................         48,110         2,075,465
     Marten Transport, Ltd. .........................................         30,311           536,808
    #Masco Corp. ....................................................        234,500         2,251,200
   #*MasTec, Inc. ...................................................        115,679         2,500,980
     McGrath RentCorp ...............................................         33,356           891,272
    *Meritor, Inc. ..................................................         70,486           671,027
    *Metalico, Inc. .................................................         76,765           346,978
    #Met-Pro Corp. ..................................................         29,174           262,858
    *MFRI, Inc. .....................................................          6,501            46,352
    *Michael Baker Corp. ............................................         11,776           242,350
   #*Microvision, Inc. ..............................................         22,533            16,001
   #*Middleby Corp. .................................................         21,469         1,809,407
     Miller Industries, Inc. ........................................         16,529           337,853
     Mine Safety Appliances Co. .....................................         50,830         1,705,346
    *Mistras Group, Inc. ............................................         35,297           769,475
    *Mobile Mini, Inc. ..............................................         63,525         1,152,344
    *Moog, Inc. Class A .............................................         57,143         2,213,148
    *Moog, Inc. Class B .............................................          5,915           231,513
    #MSC Industrial Direct Co., Inc. Class A ........................         11,500           782,115
     Mueller Industries, Inc. .......................................         52,141         2,109,103
     Mueller Water Products, Inc. Class A ...........................        206,149           566,910
    #Multi-Color Corp. ..............................................         18,238           483,489
    *MYR Group, Inc. ................................................         28,467           549,128
     NACCO Industries, Inc. Class A .................................          9,379           770,016

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #National Presto Industries, Inc. ...............................          9,693   $       925,682
    *National Technical Systems, Inc. ...............................         11,231            54,527
    *Navigant Consulting, Inc. ......................................         70,642           800,374
   #*Navistar International Corp. ...................................         32,363         1,361,511
   #*NIVS IntelliMedia Technology Group, Inc. .......................         11,277             1,466
    *NN, Inc. .......................................................         22,205           196,292
     Nordson Corp. ..................................................         44,212         2,050,110
     Norfolk Southern Corp. .........................................        166,058        12,286,631
     Northrop Grumman Corp. .........................................        134,779         7,783,487
    *Northwest Pipe Co. .............................................         12,805           341,509
   #*Ocean Power Technologies, Inc. .................................          7,723            29,116
    *Old Dominion Freight Line, Inc. ................................         73,991         2,705,851
    *Omega Flex, Inc. ...............................................          8,600           101,394
    *On Assignment, Inc. ............................................         51,286           553,376
    *Orbital Sciences Corp. .........................................         80,561         1,245,473
    *Orion Energy Systems, Inc. .....................................         22,128            68,154
    *Orion Marine Group, Inc. .......................................         21,334           144,858
   #*Oshkosh Corp. ..................................................        114,264         2,383,547
   #*Owens Corning, Inc. ............................................        177,364         5,033,590
    *P.A.M. Transportation Services, Inc. ...........................          9,059            92,221
    #PACCAR, Inc. ...................................................         54,624         2,361,942
   #*Pacer International, Inc. ......................................         43,600           205,356
    #Pall Corp. .....................................................         20,800         1,064,336
     Parker Hannifin Corp. ..........................................         69,019         5,628,499
    *Park-Ohio Holdings Corp. .......................................         23,150           374,567
    *Patrick Industries, Inc. .......................................          4,187             8,416
   #*Patriot Transportation Holding, Inc. ...........................         10,465           240,695
    #Pentair, Inc. ..................................................        135,817         4,882,621
    *PGT, Inc. ......................................................         20,450            29,857
    *Pike Electric Corp. ............................................         45,098           343,196
    *Pinnacle Airlines Corp. ........................................         26,510            68,131
    #Pitney Bowes, Inc. .............................................         40,358           822,496
   #*Plug Power, Inc. ...............................................          4,097             9,259
   #*PMFG, Inc. .....................................................         16,342           334,194
   #*Polypore International, Inc. ...................................         48,768         2,557,882
    *Powell Industries, Inc. ........................................         16,519           555,204
   #*PowerSecure International, Inc. ................................         39,354           167,254
     Precision Castparts Corp. ......................................         18,338         2,991,845
     Preformed Line Products Co. ....................................          7,757           499,163
     Primoris Services Corp. ........................................         71,306           928,404
     Providence & Worcester Railroad Co. ............................          3,494            45,038
    #Quad Graphics, Inc. ............................................          2,481            48,925
    *Quality Distribution, Inc. .....................................         37,533           422,997
     Quanex Building Products Corp. .................................         49,033           723,237
   #*Quanta Services, Inc. ..........................................        176,229         3,681,424
    #R. R. Donnelley & Sons Co. .....................................        285,484         4,653,389
    *RailAmerica, Inc. ..............................................         68,552           937,106
     Raven Industries, Inc. .........................................         18,727         1,123,807
     Raytheon Co. ...................................................        163,341         7,218,039
    *RBC Bearings, Inc. .............................................         30,333         1,228,486
    *RCM Technologies, Inc. .........................................         13,580            65,320
    *Real Goods Solar, Inc. .........................................            512               829
    #Regal-Beloit Corp. .............................................         53,147         2,823,700
   #*Republic Airways Holdings, Inc. ................................         61,971           161,125
    #Republic Services, Inc. ........................................        183,313         5,217,088
     Resources Connection, Inc. .....................................         84,694           939,256
    *Roadrunner Transportation Systems, Inc. ........................         19,376           323,385
     Robbins & Myers, Inc. ..........................................         62,819         2,807,381
    #Robert Half International, Inc. ................................         27,853           736,155
    #Rockwell Automation, Inc. ......................................         47,364         3,204,175
     Rockwell Collins, Inc. .........................................         26,150         1,459,954

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Rollins, Inc. ..................................................         42,385   $       923,145
    #Roper Industries, Inc. .........................................         65,545         5,315,700
   #*RSC Holdings, Inc. .............................................         64,344           627,997
   #*Rush Enterprises, Inc. Class A .................................         38,462           742,317
    *Rush Enterprises, Inc. Class B .................................          8,637           138,192
    #Ryder System, Inc. .............................................         77,455         3,945,558
    *Saia, Inc. .....................................................         20,411           272,487
    *Sauer-Danfoss, Inc. ............................................         48,881         1,892,672
     Schawk, Inc. ...................................................         31,026           418,541
    *School Specialty, Inc. .........................................         24,242           185,451
     Seaboard Corp. .................................................          1,240         2,725,520
     Servotronics, Inc. .............................................          1,473            12,712
    *Shaw Group, Inc. ...............................................        108,639         2,526,943
     SIFCO Industries, Inc. .........................................          7,118           136,594
     Simpson Manufacturing Co., Inc. ................................         68,899         2,112,443
     SkyWest, Inc. ..................................................        101,528         1,361,490
    *SL Industries, Inc. ............................................         11,694           233,295
     SmartPros, Ltd. ................................................          1,451             2,960
     Snap-on, Inc. ..................................................         79,949         4,290,863
     Southwest Airlines Co. .........................................        756,644         6,469,306
    *Sparton Corp. ..................................................         11,200            95,424
    *Spirit Aerosystems Holdings, Inc. Class A ......................        149,333         2,549,114
     SPX Corp. ......................................................         65,776         3,592,027
   #*Standard Parking Corp. .........................................         15,311           269,320
    #Standard Register Co. ..........................................         27,436            71,059
     Standex International Corp. ....................................         17,577           678,648
    #Stanley Black & Decker, Inc. ...................................        153,102         9,775,563
     Steelcase, Inc. Class A ........................................        121,224           898,270
   #*Stericycle, Inc. ...............................................         15,661         1,308,946
    *Sterling Construction Co., Inc. ................................         21,634           269,343
     Sun Hydraulics, Inc. ...........................................         29,802           857,106
    *SunPower Corp. Class B .........................................         18,646           176,205
     Superior Uniform Group, Inc. ...................................         12,533           151,148
    *Supreme Industries, Inc. Class A ...............................         13,890            28,474
    *SYKES Enterprises, Inc. ........................................         64,553         1,028,329
    *Sypris Solutions, Inc. .........................................         18,050            57,218
    #TAL International Group, Inc. ..................................         46,680         1,299,104
   #*Taser International, Inc. ......................................         77,999           387,655
    *Team, Inc. .....................................................         26,816           670,668
    *Tecumseh Products Co. Class A ..................................         11,302            71,881
    *Tecumseh Products Co. Class B ..................................          3,810            24,727
    *Teledyne Technologies, Inc. ....................................         48,937         2,665,598
     Tennant Co. ....................................................         21,807           843,713
   #*Terex Corp. ....................................................        141,736         2,358,487
    *Tetra Tech, Inc. ...............................................         88,661         1,935,470
     Textainer Group Holdings, Ltd. .................................         63,735         1,749,526
    #Textron, Inc. ..................................................        164,487         3,194,338
    *Thomas & Betts Corp. ...........................................         75,300         3,741,657
     Timken Co. .....................................................        122,787         5,171,788
    #Titan International, Inc. ......................................         57,859         1,301,828
   #*Titan Machinery, Inc. ..........................................         29,300           683,569
     Toro Co. .......................................................         18,575         1,003,793
     Towers Watson & Co. ............................................         37,357         2,454,355
    *Track Data Corp. ...............................................             25             2,288
    *Trailer Bridge, Inc. ...........................................          8,912             3,565
    *TransDigm Group, Inc. ..........................................         37,373         3,510,072
    *TRC Cos., Inc. .................................................         22,192            96,979
     Tredegar Corp. .................................................         33,747           653,679
    *Trex Co., Inc. .................................................         19,419           358,863
    *TriMas Corp. ...................................................         45,179           880,539
    #Trinity Industries, Inc. .......................................        112,842         3,077,201

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Triumph Group, Inc. ............................................         69,916   $     4,062,120
    *TrueBlue, Inc. .................................................         61,079           807,464
    *Tufco Technologies, Inc. .......................................          2,398             8,549
     Tutor Perini Corp. .............................................         58,667           852,432
     Twin Disc, Inc. ................................................         22,040           857,356
     Tyco International, Ltd. .......................................        213,680         9,733,124
    *U.S. Home Systems, Inc. ........................................          9,486            51,177
    *Ultralife Corp. ................................................         19,679            88,949
     UniFirst Corp. .................................................         20,845         1,091,236
     Union Pacific Corp. ............................................        223,752        22,278,987
   #*United Continental Holdings, Inc. ..............................        212,326         4,102,138
     United Parcel Service, Inc. ....................................         63,147         4,435,445
   #*United Rentals, Inc. ...........................................         49,739         1,164,390
     United Stationers, Inc. ........................................         62,737         1,995,664
     United Technologies Corp. ......................................        107,979         8,420,202
     Universal Forest Products, Inc. ................................         28,794           808,248
    *Universal Power Group, Inc. ....................................          1,134             2,495
    *Universal Security Instruments, Inc. ...........................          1,873            10,564
     Universal Truckload Services, Inc. .............................         20,889           324,197
   #*UQM Technologies, Inc. .........................................         24,968            51,684
    *URS Corp. ......................................................        111,149         3,968,019
   #*US Airways Group, Inc. .........................................        128,059           738,900
     US Ecology, Inc. ...............................................         24,434           441,278
    *USA Truck, Inc. ................................................         14,166           124,661
   #*USG Corp. ......................................................        129,908         1,202,948
     UTi Worldwide, Inc. ............................................        129,258         1,888,459
     Valmont Industries, Inc. .......................................         31,424         2,694,608
    *Valpey Fisher Corp. ............................................          1,658             4,211
    *Verisk Analytics, Inc. Class A .................................         22,093           776,569
    *Versar, Inc. ...................................................         15,761            51,854
     Viad Corp. .....................................................         27,960           585,203
     Vicor Corp. ....................................................         32,731           299,489
     Virco Manufacturing Corp. ......................................         11,119            19,569
    *Volt Information Sciences, Inc. ................................         23,850           150,255
     VSE Corp. ......................................................          6,890           167,565
    #W.W. Grainger, Inc. ............................................         13,523         2,316,625
    *Wabash National Corp. ..........................................          6,444            44,464
    #Wabtec Corp. ...................................................         54,923         3,689,727
    #Waste Connections, Inc. ........................................        148,382         5,052,407
    #Waste Management, Inc. .........................................        116,917         3,850,077
    #Watsco, Inc. ...................................................         33,177         2,045,694
     Watsco, Inc. Class B ...........................................          5,058           315,417
     Watts Water Technologies, Inc. Class A .........................         42,580         1,340,844
    *WCA Waste Corp. ................................................         21,307           101,421
    #Werner Enterprises, Inc. .......................................         99,467         2,357,368
    *WESCO International, Inc. ......................................         56,841         2,754,515
    *Willdan Group, Inc. ............................................          7,684            29,583
    *Willis Lease Finance Corp. .....................................          8,926           103,542
    #Woodward, Inc. .................................................         78,314         2,653,278
    *XPO Logistics, Inc. ............................................          8,646           109,458
    *YRC Worldwide, Inc. ............................................          1,472                79
                                                                                       ---------------
Total Industrials ...................................................                      802,909,180
                                                                                       ---------------
Information Technology -- (11.7%)
    *Accelrys, Inc. .................................................         76,159           504,934
     Accenture P.L.C. Class A .......................................         51,686         3,114,598
   #*ACI Worldwide, Inc. ............................................         38,316         1,175,152
    *Acme Packet, Inc. ..............................................         14,299           517,767
    *Acorn Energy, Inc. .............................................         18,956            92,505
     Activision Blizzard, Inc. ......................................        265,306         3,552,447
    *Actuate Corp. ..................................................         64,460           418,990

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Acxiom Corp. ...................................................        111,991   $     1,477,161
    *ADDvantage Technologies Group, Inc. ............................          7,817            16,924
    *Adept Technology, Inc. .........................................          8,007            26,583
    *Adobe Systems, Inc. ............................................         81,557         2,398,591
    #ADTRAN, Inc. ...................................................         56,267         1,890,571
    *Advanced Analogic Technologies, Inc. ...........................         54,400           237,184
    *Advanced Energy Industries, Inc. ...............................         56,835           530,839
   #*Advanced Micro Devices, Inc. ...................................        174,600         1,017,918
    *Advanced Photonix, Inc. ........................................          1,915             1,656
   #*Advent Software, Inc. ..........................................         53,105         1,455,077
   #*Aehr Test Systems ..............................................          4,618             4,225
    *Aetrium, Inc. ..................................................          6,465             7,823
   #*Agilysys, Inc. .................................................         30,499           258,937
    *Akamai Technologies, Inc. ......................................         31,102           837,888
   #*Alliance Data Systems Corp. ....................................         11,750         1,203,670
    *Alpha & Omega Semiconductor, Ltd. ..............................         11,320            95,654
    #Altera Corp. ...................................................         39,402         1,494,124
    *Amdocs, Ltd. ...................................................        131,808         3,956,876
     American Software, Inc. Class A ................................         41,689           326,008
   #*Amkor Technology, Inc. .........................................        269,019         1,302,052
    #Amphenol Corp. .................................................         32,171         1,527,801
    *Amtech Systems, Inc. ...........................................         11,796           120,555
   #*Anadigics, Inc. ................................................         85,496           224,854
     Analog Devices, Inc. ...........................................        101,765         3,721,546
    *Analysts International Corp. ...................................          6,028            22,665
    *Anaren, Inc. ...................................................         20,797           397,847
    *Ancestry.com, Inc. .............................................         51,142         1,164,503
    *Anixter International, Inc. ....................................         45,680         2,680,959
    *ANSYS, Inc. ....................................................         43,080         2,341,829
   #*AOL, Inc. ......................................................        120,939         1,707,659
    *Apple, Inc. ....................................................         89,996        36,428,581
     Applied Materials, Inc. ........................................        278,838         3,435,284
    *Applied Micro Circuits Corp. ...................................         85,598           576,931
    *Ariba, Inc. ....................................................         94,787         3,002,852
    *Arris Group, Inc. ..............................................        171,491         1,845,243
    *Arrow Electronics, Inc. ........................................        157,863         5,690,961
   #*Aruba Networks, Inc. ...........................................         40,558           960,819
   #*AsiaInfo-Linkage, Inc. .........................................         46,753           468,465
    *Aspen Technology, Inc. .........................................         13,921           241,390
     Astro-Med, Inc. ................................................          6,436            51,359
   #*Atmel Corp. ....................................................        344,602         3,638,997
    *ATMI, Inc. .....................................................         43,565           888,726
    *ATS Corp. ......................................................         10,881            33,731
    *AuthenTec, Inc. ................................................         41,812           152,614
    *Authentidate Holding Corp. .....................................          2,476             1,684
    *Autobytel, Inc. ................................................         18,788            16,909
    *Autodesk, Inc. .................................................         41,500         1,435,900
     Automatic Data Processing, Inc. ................................         61,357         3,210,812
     Avago Technologies, Ltd. .......................................          2,797            94,455
    *Aviat Networks, Inc. ...........................................         75,013           153,777
    *Avid Technology, Inc. ..........................................         49,806           308,797
   #*Avnet, Inc. ....................................................        143,178         4,339,725
     AVX Corp. ......................................................        222,886         2,988,901
    *Aware, Inc. ....................................................         26,058            77,132
    *Axcelis Technologies, Inc. .....................................        120,914           169,280
    *AXT, Inc. ......................................................         45,551           214,090
     Bel Fuse, Inc. Class A .........................................          4,354            85,774
    #Bel Fuse, Inc. Class B .........................................         12,147           217,188
    *Benchmark Electronics, Inc. ....................................         86,360         1,186,586
    *BigBand Networks, Inc. .........................................         75,745           169,669
    #Black Box Corp. ................................................         35,024           980,322

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Blackbaud, Inc. ................................................         36,337   $     1,018,526
    *Blonder Tongue Laboratories, Inc. ..............................            433               563
    *Blue Coat Systems, Inc. ........................................         49,199           792,104
    *BMC Software, Inc. .............................................         34,522         1,199,985
    *Bottomline Technologies, Inc. ..................................         38,721           940,533
    *Brightpoint, Inc. ..............................................        114,836         1,165,585
    *Broadcom Corp. .................................................         86,283         3,113,953
     Broadridge Financial Solutions, Inc. ...........................         63,302         1,408,470
    *BroadVision, Inc. ..............................................          2,316            19,362
    *Brocade Communications Systems, Inc. ...........................        662,456         2,901,557
     Brooks Automation, Inc. ........................................         90,926           950,177
    *BSQUARE Corp. ..................................................         12,187            59,473
    *BTU International, Inc. ........................................         10,388            39,474
     CA, Inc. .......................................................        225,767         4,890,113
    *Cabot Microelectronics Corp. ...................................         32,904         1,267,462
   #*CACI International, Inc. Class A ...............................         43,130         2,367,406
   #*Cadence Design Systems, Inc. ...................................        106,862         1,182,962
    *CalAmp Corp. ...................................................         16,000            59,040
   #*Calix, Inc. ....................................................         50,461           439,515
   #*Callidus Software, Inc. ........................................         31,383           177,628
    *Cardtronics, Inc. ..............................................         34,762           866,617
    *Cascade Microtech, Inc. ........................................         18,571            68,527
     Cass Information Systems, Inc. .................................         12,471           488,738
   #*Cavium, Inc. ...................................................         12,400           405,356
    *CEVA, Inc. .....................................................         27,565           856,445
    *Checkpoint Systems, Inc. .......................................         56,396           747,247
   #*China Information Technology, Inc. .............................         44,294            44,294
    *Chyron International Corp. .....................................          5,035             8,308
    *CIBER, Inc. ....................................................         91,323           317,804
    *Cinedigm Digital Cinema Corp. ..................................         10,917            14,847
   #*Cirrus Logic, Inc. .............................................         94,229         1,567,971
     Cisco Sytems, Inc. .............................................        644,418        11,941,066
   #*Citrix Systems, Inc. ...........................................         32,097         2,337,625
    *Clearfield, Inc. ...............................................         13,385            69,870
    #Cognex Corp. ...................................................         57,905         1,962,400
   #*Cognizant Technology Solutions Corp. ...........................         31,155         2,266,526
   #*Cogo Group, Inc. ...............................................         26,339            63,214
    *Coherent, Inc. .................................................         35,231         1,795,724
     Cohu, Inc. .....................................................         31,557           349,967
     Communications Systems, Inc. ...................................         17,110           281,973
    *CommVault Systems, Inc. ........................................         17,032           725,223
    #Computer Sciences Corp. ........................................        134,068         4,217,779
    *Computer Task Group, Inc. ......................................         24,132           308,166
    *Compuware Corp. ................................................        288,433         2,437,259
   #*comScore, Inc. .................................................         19,389           409,302
     Comtech Telecommunications Corp. ...............................         36,524         1,209,310
   #*Comverge, Inc. .................................................         18,473            30,480
   #*Concur Technologies, Inc. ......................................         28,597         1,330,332
    *Concurrent Computer Corp. ......................................          8,814            36,931
    *Convergys Corp. ................................................        170,373         1,822,991
    *Convio, Inc. ...................................................         24,209           232,164
    *CoreLogic, Inc. ................................................        143,047         1,740,882
     Corning, Inc. ..................................................        693,840         9,914,974
    *Cray, Inc. .....................................................         49,827           315,405
   #*Cree, Inc. .....................................................         95,222         2,536,714
     Crexendo, Inc. .................................................         10,464            29,613
   #*CSG Systems International, Inc. ................................         47,036           669,793
    *CSP, Inc. ......................................................          2,797             9,762
    *CSR P.L.C. ADR .................................................          8,952           101,337
     CTC Media, Inc. ................................................          9,777           112,533
    #CTS Corp. ......................................................         13,886           128,862

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *CyberOptics Corp. ..............................................         10,031   $        81,753
    *Cymer, Inc. ....................................................         52,773         2,292,987
    *Cypress Semiconductor Corp. ....................................         85,789         1,639,428
     Daktronics, Inc. ...............................................         57,535           581,104
    *Datalink Corp. .................................................         24,602           233,227
    *Dataram Corp. ..................................................          5,453             6,598
    #DDi Corp. ......................................................         26,059           239,482
    *DealerTrack Holdings, Inc. .....................................         56,774         1,231,428
    *Dell, Inc. .....................................................        211,492         3,343,689
   #*Deltek, Inc. ...................................................         25,216           185,590
    *DemandTec, Inc. ................................................          1,731            13,086
   #*DG FastChannel, Inc. ...........................................         34,840           649,418
    *Dice Holdings, Inc. ............................................         73,927           752,577
     Diebold, Inc. ..................................................         86,355         2,787,539
    *Digi International, Inc. .......................................         35,862           458,675
    *Digimarc Corp. .................................................          8,780           234,865
    *Digital River, Inc. ............................................         50,999           934,812
   #*Diodes, Inc. ...................................................         58,055         1,298,690
    *Ditech Networks, Inc. ..........................................         23,100            20,559
   #*Document Security Systems, Inc. ................................          3,628            11,718
   #*Dolby Laboratories, Inc. .......................................         10,142           296,552
    *Dot Hill Systems Corp. .........................................         72,234           124,242
    *DSP Group, Inc. ................................................         31,722           196,042
    #DST Systems, Inc. ..............................................         58,962         2,959,303
   #*DTS, Inc. ......................................................         14,570           409,271
    *Dynamics Research Corp. ........................................         10,821           104,314
     Earthlink, Inc. ................................................        150,804         1,057,136
    *eBay, Inc. .....................................................        251,850         8,016,386
   #*Ebix, Inc. .....................................................         46,575           796,898
   #*Echelon Corp. ..................................................         19,608           132,550
    *Echo Global Logistics, Inc. ....................................         29,664           458,012
    *EchoStar Corp. Class A .........................................         52,299         1,378,602
    *Edgewater Technology, Inc. .....................................          9,888            28,477
    *Elecsys Corp. ..................................................            376             1,609
     Electro Rent Corp. .............................................         33,209           533,669
    *Electro Scientific Industries, Inc. ............................         41,652           511,903
   #*Electronic Arts, Inc. ..........................................        144,139         3,365,646
    *Electronics for Imaging, Inc. ..................................         63,833           957,495
    *eMagin Corp. ...................................................          8,761            36,971
    *EMC Corp. ......................................................        357,135         8,753,379
    *EMCORE Corp. ...................................................        100,256            99,253
    *Emulex Corp. ...................................................        112,374           941,694
    *Entegris, Inc. .................................................        216,242         1,937,528
    *Entorian Technologies, Inc. ....................................          1,977             6,228
   #*Entropic Communications, Inc. ..................................         58,727           341,791
    *Envestnet, Inc. ................................................         11,256           131,020
     EPIQ Systems, Inc. .............................................         47,476           677,008
    *ePlus, Inc. ....................................................         11,225           304,871
    *Equinix, Inc. ..................................................         32,137         3,085,473
    *Euronet Worldwide, Inc. ........................................         71,334         1,381,740
    *Exar Corp. .....................................................         61,987           378,741
    *ExlService Holdings, Inc. ......................................         39,664         1,034,437
    *Extreme Networks ...............................................        128,468           378,981
   #*F5 Networks, Inc. ..............................................         22,500         2,338,875
    *Fabrinet .......................................................         10,699           132,668
    #FactSet Research Systems, Inc. .................................         15,644         1,555,326
     Fair Isaac Corp. ...............................................         57,154         1,563,162
    *Fairchild Semiconductor International, Inc. ....................        175,710         2,630,379
    *FalconStor Software, Inc. ......................................         50,770           172,110
    *FARO Technologies, Inc. ........................................         22,486           939,465
    *FEI Co. ........................................................         53,824         2,140,042

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Fidelity National Information Services, Inc. ...................        291,349   $     7,627,517
   #*Finisar Corp. ..................................................         75,328         1,543,471
   #*First Solar, Inc. ..............................................         24,684         1,228,523
    *Fiserv, Inc. ...................................................         98,733         5,812,412
    #FLIR Systems, Inc. .............................................        106,598         2,803,527
    *FormFactor, Inc. ...............................................         69,305           414,444
    *Forrester Research, Inc. .......................................         30,368         1,087,478
    *Fortinet, Inc. .................................................         19,348           446,165
    *Frequency Electronics, Inc. ....................................         10,710            88,572
    *FSI International, Inc. ........................................         40,588           100,252
   #*Gartner Group, Inc. ............................................         35,704         1,375,318
    *Genpact, Ltd. ..................................................        122,289         1,974,967
    *GigOptix, Inc. .................................................          6,777            12,876
    *Global Cash Access Holdings, Inc. ..............................         85,554           254,951
    #Global Payments, Inc. ..........................................         28,426         1,305,322
    *Globalscape, Inc. ..............................................         11,741            20,077
    *Globecomm Systems, Inc. ........................................         30,845           419,184
    *Google, Inc. ...................................................         24,471        14,502,493
   #*GSE Systems, Inc. ..............................................          9,913            17,050
    *GSI Group, Inc. ................................................         43,874           428,649
    *GSI Technology, Inc. ...........................................         35,345           173,190
   #*GT Advanced Technologies, Inc. .................................        121,882           999,432
    *GTSI Corp. .....................................................          7,692            33,999
    *Guidance Software, Inc. ........................................         17,697           106,359
    *Hackett Group, Inc. (The) ......................................         54,083           223,363
    *Harmonic, Inc. .................................................        141,503           778,266
    #Harris Corp. ...................................................         87,438         3,300,784
    *Hauppauge Digital, Inc. ........................................          6,000             6,600
     Heartland Payment Systems, Inc. ................................         43,083           937,486
   .*Here Media, Inc. ...............................................            300                --
   .*Here Media, Inc. Special Shares ................................            300                --
     Hewlett-Packard Co. ............................................        667,594        17,764,676
   #*Hittite Microwave Corp. ........................................         30,003         1,578,158
    *HSW International, Inc. ........................................          1,990             5,910
   #*Hutchinson Technology, Inc. ....................................         31,174            55,490
    *I.D. Systems, Inc. .............................................         14,741            80,928
    *IAC/InterActiveCorp ............................................        165,687         6,765,000
    *Identive Group, Inc. ...........................................         25,290            59,937
    *IEC Electronics Corp. ..........................................          9,658            57,272
   #*iGATE Corp. ....................................................         62,975           848,903
   #*iGo, Inc. ......................................................         31,675            37,376
    *Ikanos Communications, Inc. ....................................         23,895            25,329
    *Imation Corp. ..................................................         51,717           347,538
    *Immersion Corp. ................................................         28,481           195,664
   #*Infinera Corp. .................................................        145,039         1,060,235
    *Informatica Corp. ..............................................         29,401         1,337,746
    *InfoSpace, Inc. ................................................         53,656           470,027
    *Ingram Micro, Inc. Class A .....................................        227,904         4,074,924
    *Innodata Isogen, Inc. ..........................................         29,908           104,678
    *Insight Enterprises, Inc. ......................................         89,014         1,504,337
    *Integrated Device Technology, Inc. .............................        204,306         1,242,180
    *Integrated Silicon Solution, Inc. ..............................         36,540           336,533
     Intel Corp. ....................................................      1,282,072        31,462,047
    *Intellicheck Mobilisa, Inc. ....................................          7,700             7,276
    *Interactive Intelligence Group .................................         20,173           559,801
    #InterDigital, Inc. .............................................         38,980         1,693,681
    *Intermec, Inc. .................................................         75,757           611,359
    *Internap Network Services Corp. ................................         69,684           395,805
     International Business Machines Corp. ..........................        103,955        19,193,212
   #*International Rectifier Corp. ..................................         91,557         2,223,920
    *Interphase Corp. ...............................................          5,486            23,261

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Intersil Corp. Class A .........................................        172,822   $     2,068,679
    *inTEST Corp. ...................................................          3,806            10,885
    *Intevac, Inc. ..................................................         26,600           214,130
    *IntriCon Corp. .................................................          8,894            45,804
   #*Intuit, Inc. ...................................................         34,988         1,877,806
    *INX, Inc. ......................................................          9,241            69,770
    *IPG Photonics Corp. ............................................         85,345         4,511,337
    *Iteris, Inc. ...................................................         16,314            21,045
   #*Itron, Inc. ....................................................         50,958         1,874,745
    *Ixia ...........................................................         75,322           853,398
    *IXYS Corp. .....................................................         43,095           589,109
    #j2 Global Communications, Inc. .................................         63,530         1,955,453
    #Jabil Circuit, Inc. ............................................        177,157         3,642,348
     Jack Henry & Associates, Inc. ..................................         71,368         2,313,037
    *JDA Software Group, Inc. .......................................         58,304         1,858,148
    *JDS Uniphase Corp. .............................................        153,148         1,837,776
    *Juniper Networks, Inc. .........................................        112,558         2,754,294
    *Kemet Corp. ....................................................         58,054           535,258
    *Kenexa Corp. ...................................................         29,453           673,590
    *Key Tronic Corp. ...............................................         11,664            48,756
     Keynote Systems, Inc. ..........................................         24,293           579,874
   #*KIT Digital, Inc. ..............................................         64,550           580,950
    #KLA-Tencor Corp. ...............................................        115,499         5,438,848
    *Kopin Corp. ....................................................         91,892           372,163
    *Kulicke & Soffa Industries, Inc. ...............................         98,997           955,321
    *KVH Industries, Inc. ...........................................         18,992           139,781
   #*Lam Research Corp. .............................................         77,650         3,338,174
    *Lattice Semiconductor Corp. ....................................        178,231         1,128,202
    *LeCroy Corp. ...................................................          9,102            93,387
    #Lender Processing Services, Inc. ...............................         31,117           546,103
    *Lexmark International, Inc. ....................................         96,786         3,068,116
    *LGL Group, Inc. ................................................          2,633            20,932
   #*Limelight Networks, Inc. .......................................        122,732           341,195
    #Linear Technology Corp. ........................................         47,472         1,533,820
    *Lionbridge Technologies, Inc. ..................................         36,384            98,601
    *Liquidity Services, Inc. .......................................         35,702         1,162,457
     Littlefuse, Inc. ...............................................         32,092         1,571,224
   #*LogMeIn, Inc. ..................................................          7,096           288,594
    *LoJack Corp. ...................................................         45,019           149,463
    *LookSmart, Ltd. ................................................         14,172            19,132
   #*LoopNet, Inc. ..................................................         41,716           737,956
    *Loral Space & Communications, Inc. .............................         23,939         1,448,310
   #*LSI Corp. ......................................................        483,169         3,019,806
    *LTX-Credence Corp. .............................................         65,610           415,311
    *Magma Design Automation, Inc. ..................................         28,311           149,482
    *Management Network Group, Inc. .................................          3,573             7,468
    *Manhattan Associates, Inc. .....................................         33,551         1,420,885
    *ManTech International Corp. Class A ............................         32,618         1,145,870
    #Marchex, Inc. Class B ..........................................         36,909           328,121
    *Market Leader, Inc. ............................................         14,990            37,475
    *Marvell Technology Group, Ltd. .................................        313,456         4,385,249
    *Mastech Holdings, Inc. .........................................          2,854            10,217
    #MasterCard, Inc. Class A .......................................         10,047         3,488,720
    *Mattersight Corp. ..............................................          4,553            22,993
    *Mattson Technology, Inc. .......................................         60,422            81,570
    #Maxim Integrated Products, Inc. ................................         93,373         2,442,638
     Maximus, Inc. ..................................................         56,400         2,275,176
    *MaxLinear, Inc. Class A ........................................          4,838            28,157
   #*Maxwell Technologies, Inc. .....................................          4,478            89,426
    *Measurement Specialties, Inc. ..................................         20,299           633,532
   #*MEMC Electronic Materials, Inc. ................................        267,457         1,602,067

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *MEMSIC, Inc. ...................................................         17,699   $        49,734
    *Mentor Graphics Corp. ..........................................        152,214         1,729,151
    *Mercury Computer Systems, Inc. .................................         40,724           594,570
     Mesa Laboratories, Inc. ........................................          4,408           164,154
     Methode Electronics, Inc. ......................................         49,591           460,700
     Micrel, Inc. ...................................................         85,410           941,218
    #Microchip Technology, Inc. .....................................         42,631         1,541,537
    *Micron Technology, Inc. ........................................        868,705         4,856,061
   #*MICROS Systems, Inc. ...........................................         33,544         1,651,036
    *Microsemi Corp. ................................................        121,757         2,247,634
     Microsoft Corp. ................................................        781,806        20,819,494
    *MicroStrategy, Inc. ............................................          5,319           700,885
   #*Mindspeed Technologies, Inc. ...................................         44,306           246,341
   #*MIPS Technologies, Inc. ........................................         48,713           267,434
     MKS Instruments, Inc. ..........................................         75,369         2,007,830
     Mocon, Inc. ....................................................          8,521           132,672
     ModusLink Global Solutions, Inc. ...............................         57,190           239,054
    #Molex, Inc. ....................................................         48,206         1,190,206
     Molex, Inc. Class A ............................................         91,846         1,873,658
    *MoneyGram International, Inc. ..................................        151,519           387,889
    *Monolithic Power Systems, Inc. .................................         47,807           595,675
    *Monotype Imaging Holdings, Inc. ................................         50,700           687,999
    *Monster Worldwide, Inc. ........................................        164,641         1,519,636
   #*MoSys, Inc. ....................................................         49,600           191,952
    *Motorola Mobility Holdings, Inc. ...............................        104,983         4,081,739
     Motorola Solutions, Inc. .......................................         84,168         3,948,321
    *Move, Inc. .....................................................         17,399            32,014
     MTS Systems Corp. ..............................................         24,108           884,040
    *Multi-Fineline Electronix, Inc. ................................         31,490           722,381
    *Nanometrics, Inc. ..............................................         32,458           547,891
    *NAPCO Security Technologies, Inc. ..............................         12,122            25,214
     National Instruments Corp. .....................................         32,446           866,633
    *NCI, Inc. Class A ..............................................         10,441           142,520
    *NCR Corp. ......................................................        134,305         2,557,167
   #*NetApp, Inc. ...................................................         41,900         1,716,224
    *NETGEAR, Inc. ..................................................         52,415         1,858,636
    *NetList, Inc. ..................................................         21,484            34,160
    *NetLogic Microsystems, Inc. ....................................         40,215         1,978,578
    *NetScout Systems, Inc. .........................................         49,993           819,385
   #*NetSuite, Inc. .................................................         14,089           535,946
    *Network Engines, Inc. ..........................................         14,793            19,083
    *Network Equipment Technologies, Inc. ...........................         32,609            62,283
    *NeuStar, Inc. ..................................................         56,098         1,783,355
    *Newport Corp. ..................................................         52,140           722,139
    *Newtek Business Services, Inc. .................................         14,356            17,801
    *Nextwave Wireless, Inc. ........................................          2,353               400
    *NIC, Inc. ......................................................         37,300           515,113
    *Novatel Wireless, Inc. .........................................         40,698           161,571
   #*Novellus Systems, Inc. .........................................        119,768         4,137,984
   #*Nuance Communications, Inc. ....................................        212,058         5,615,296
   #*NumereX Corp. Class A ..........................................         16,698           132,749
   #*NVIDIA Corp. ...................................................        112,978         1,672,074
   #*Oclaro, Inc. ...................................................         58,639           241,006
    *OmniVision Technologies, Inc. ..................................         80,595         1,314,504
   #*ON Semiconductor Corp. .........................................        229,306         1,735,846
    *Online Resources Corp. .........................................         36,374            97,482
   #*Onvia, Inc. ....................................................          1,484             4,318
   #*Openwave Systems, Inc. .........................................         77,315           119,838
    *Oplink Communications, Inc. ....................................         27,318           443,098
     OPNET Technologies, Inc. .......................................         27,328         1,195,327
    *Opnext, Inc. ...................................................        107,457           106,640

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Optical Cable Corp. ............................................          8,150   $        29,177
     Oracle Corp. ...................................................        517,147        16,946,907
    *ORBCOMM, Inc. ..................................................         49,895           137,211
    *OSI Systems, Inc. ..............................................         26,290         1,164,647
    *Overland Storage, Inc. .........................................          1,366             3,237
    *PAR Technology Corp. ...........................................         17,200            62,608
    *Parametric Technology Corp. ....................................        136,146         2,835,921
     Park Electrochemical Corp. .....................................         29,428           832,812
   #*ParkerVision, Inc. .............................................          3,828             3,177
     Paychex, Inc. ..................................................         55,438         1,615,463
    *PC Connection, Inc. ............................................         35,835           299,222
    *PC Mall, Inc. ..................................................         12,993            68,473
    *PC-Tel, Inc. ...................................................         30,780           222,847
    *PDF Solutions, Inc. ............................................         35,200           181,984
    *Perceptron, Inc. ...............................................          9,114            51,540
    *Perficient, Inc. ...............................................         41,955           399,831
    *Performance Technologies, Inc. .................................          5,773            10,565
    *Pericom Semiconductor Corp. ....................................         33,282           282,564
    *Pervasive Software, Inc. .......................................         16,603           103,437
   #*Photronics, Inc. ...............................................         83,326           522,454
   #*Pinnacle Data Systems, Inc. ....................................            700               833
    *Pixelworks, Inc. ...............................................         15,200            33,744
    *Planar Systems, Inc. ...........................................         19,314            37,276
    #Plantronics, Inc. ..............................................         66,221         2,212,444
    *Plexus Corp. ...................................................         51,666         1,327,816
   #*PLX Technology, Inc. ...........................................         42,610           138,482
    *PMC-Sierra, Inc. ...............................................        326,564         2,070,416
   #*Polycom, Inc. ..................................................        130,217         2,152,487
    #Power Integrations, Inc. .......................................         39,615         1,411,482
   #*Power-One, Inc. ................................................        125,475           621,101
    *Presstek, Inc. .................................................         30,818            23,422
    *PRGX Global, Inc. ..............................................         30,675           163,804
    *Progress Software Corp. ........................................         87,542         1,843,635
    *PROS Holdings, Inc. ............................................         23,192           367,825
     Pulse Electronics Corp. ........................................         41,887           147,861
     QAD, Inc. Class A ..............................................         13,878           160,430
     QAD, Inc. Class B ..............................................          4,469            52,377
   #*QLIK Technologies, Inc. ........................................          6,938           198,219
    *QLogic Corp. ...................................................        146,104         2,041,073
     QUALCOMM, Inc. .................................................        209,576        10,814,122
    *Qualstar Corp. .................................................          8,094            15,621
    *Quantum Corp. ..................................................        185,179           483,317
    *Quest Software, Inc. ...........................................        123,231         2,167,633
   #*QuickLogic Corp. ...............................................         21,279            65,327
    *QuinStreet, Inc. ...............................................         12,350           141,902
   #*Rackspace Hosting, Inc. ........................................         20,042           829,538
    *RadiSys Corp. ..................................................         34,349           201,285
    *Rainmaker Systems, Inc. ........................................         16,080            14,794
    *Ramtron International Corp. ....................................         30,073            71,874
     RealNetworks, Inc. .............................................         44,673           436,008
   #*Red Hat, Inc. ..................................................         56,958         2,827,965
    *Reis, Inc. .....................................................         16,269           159,111
    *Relm Wireless Corp. ............................................          4,040             4,039
    *RF Industries, Ltd. ............................................          8,985            28,393
   #*RF Micro Devices, Inc. .........................................        330,202         2,423,683
     Richardson Electronics, Ltd. ...................................         20,031           260,203
    *RightNow Technologies, Inc. ....................................         10,557           454,057
     Rimage Corp. ...................................................         12,713           141,114
   #*Riverbed Technology, Inc. ......................................         55,540         1,531,793
    *Rofin-Sinar Technologies, Inc. .................................         38,920         1,011,920
    *Rogers Corp. ...................................................         21,815           941,754

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
   #*Rosetta Stone, Inc. ............................................         27,737   $       275,428
   #*Rovi Corp. .....................................................         49,536         2,454,013
   #*Rubicon Technology, Inc. .......................................         30,491           317,716
    *Rudolph Technologies, Inc. .....................................         40,052           295,183
    *S1 Corp. .......................................................        106,307         1,034,367
    *Saba Software, Inc. ............................................         28,390           197,027
    *SAIC, Inc. .....................................................        242,949         3,019,856
   #*Salesforce.com, Inc. ...........................................         19,400         2,583,498
    *Sandisk Corp. ..................................................        124,559         6,311,405
    *Sanmina-SCI Corp. ..............................................        113,553         1,000,402
     Sapient Corp. ..................................................        142,013         1,755,281
    *ScanSource, Inc. ...............................................         37,957         1,319,385
    *Scientific Learning Corp. ......................................         11,264            39,199
    *SeaChange International, Inc. ..................................         43,646           368,372
     Seagate Technology .............................................        292,776         4,728,332
    *Selectica, Inc. ................................................            538             2,055
   #*Semtech Corp. ..................................................         92,805         2,266,298
    *Sevcon, Inc. ...................................................          1,585             9,748
    *ShoreTel, Inc. .................................................         66,464           388,814
    *Sigma Designs, Inc. ............................................         40,935           341,398
    *Silicon Graphics International Corp. ...........................         34,226           494,908
    *Silicon Image, Inc. ............................................        105,781           681,230
   #*Silicon Laboratories, Inc. .....................................         62,131         2,656,100
    *Simulations Plus, Inc. .........................................          4,400            13,508
    *Skyworks Solutions, Inc. .......................................        131,883         2,612,602
   #*Smith Micro Software, Inc. .....................................         43,938            51,407
    *SolarWinds, Inc. ...............................................         28,047           809,436
     Solera Holdings, Inc. ..........................................         13,296           726,360
    *Sonic Foundry, Inc. ............................................            619             5,800
   #*Sonus Networks, Inc. ...........................................        379,186         1,004,843
    *Soundbite Communications, Inc. .................................          2,720             6,909
   #*Sourcefire, Inc. ...............................................         28,664           789,693
    *Spansion, Inc. Class A .........................................         82,701           850,993
    *Spark Networks, Inc. ...........................................         20,548            63,699
    *Spire Corp. ....................................................          8,159            10,199
    *SRS Labs, Inc. .................................................         18,223           128,108
    *SS&C Technologies Holdings, Inc. ...............................         72,766         1,154,069
    *Stamps.com, Inc. ...............................................         17,631           574,065
    *Standard Microsystems Corp. ....................................         31,248           773,700
    *StarTek, Inc. ..................................................         15,481            36,380
   #*STEC, Inc. .....................................................         64,915           734,838
    *Steel Excel, Inc. ..............................................         15,552           404,357
   #*Stratasys, Inc. ................................................         24,711           692,896
    *Stream Global Services, Inc. ...................................          4,272            13,371
   #*SuccessFactors, Inc. ...........................................         38,233         1,020,821
   #*SunPower Corp. Class A .........................................          4,241            42,495
    *Super Micro Computer, Inc. .....................................         55,330           885,280
    *Supertex, Inc. .................................................         16,896           311,900
    *Support.com, Inc. ..............................................         65,180           137,530
    *Sycamore Networks, Inc. ........................................         39,135           752,175
    *Symantec Corp. .................................................        123,932         2,108,083
    *Symmetricom, Inc. ..............................................         59,378           305,797
   #*Synaptics, Inc. ................................................         40,430         1,366,130
   #*Synchronoss Technologies, Inc. .................................         17,259           518,806
    *SYNNEX Corp. ...................................................         48,952         1,413,244
    *Synopsys, Inc. .................................................         98,578         2,642,876
     Syntel, Inc. ...................................................         20,935         1,023,722
    *Take-Two Interactive Software, Inc. ............................        122,125         1,927,132
    *Taleo Corp. ....................................................         12,167           394,211
     TE Connectivity, Ltd. ..........................................        135,900         4,831,245
    *Tech Data Corp. ................................................         63,797         3,137,536

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *TechTarget, Inc. ...............................................         49,891   $       369,692
    *Tekelec ........................................................         97,305           955,535
    *TeleCommunication Systems, Inc. Class A ........................         68,027           224,489
   #*TeleNav, Inc. ..................................................         51,757           443,557
    *TeleTech Holdings, Inc. ........................................         77,989         1,363,248
     Tellabs, Inc. ..................................................        553,536         2,396,811
     Telular Corp. ..................................................         17,504           104,849
   #*Teradata Corp. .................................................         30,060         1,793,380
   #*Teradyne, Inc. .................................................        232,786         3,333,496
     Tessco Technologies, Inc. ......................................         14,125           196,620
    *Tessera Technologies, Inc. .....................................         70,488           970,620
    #Texas Instruments, Inc. ........................................        148,207         4,554,401
     TheStreet, Inc. ................................................         32,682            63,076
   #*THQ, Inc. ......................................................         69,822           148,721
    *TIBCO Software, Inc. ...........................................        201,978         5,835,144
    *Tier Technologies, Inc. ........................................         20,570            72,406
   #*TiVo, Inc. .....................................................        118,115         1,279,185
    *TNS, Inc. ......................................................         27,099           529,243
     Total System Services, Inc. ....................................        215,544         4,287,170
    *Transact Technologies, Inc. ....................................         10,428            80,400
   #*TranSwitch Corp. ...............................................          1,860             4,222
   #*Travelzoo, Inc. ................................................          5,189           165,322
   #*Trident Microsystems, Inc. .....................................         22,800            12,312
    *Trimble Navigation, Ltd. .......................................         22,795           921,146
    *Trio-Tech International ........................................          3,963             9,828
    *Triquint Semiconductor, Inc. ...................................        198,996         1,058,659
    *TSR, Inc. ......................................................            751             3,135
    *TTM Technologies, Inc. .........................................        102,029         1,139,664
   #*Tyler Technologies, Inc. .......................................         31,179           984,321
    *Ultimate Software Group, Inc. ..................................          5,635           339,114
    *Ultra Clean Holdings, Inc. .....................................         30,075           164,811
    *Ultratech, Inc. ................................................         36,122           787,460
    *Unisys Corp. ...................................................         36,960           960,590
     United Online, Inc. ............................................        124,120           733,549
   #*Universal Display Corp. ........................................         11,483           537,749
   #*USA Technologies, Inc. .........................................         16,331            23,843
    *UTStarcom Holdings Corp. .......................................        126,595           181,031
   #*ValueClick, Inc. ...............................................        107,394         1,890,134
    *Varian Semiconductor Equipment Associates, Inc. ................         30,189         1,894,964
   #*Veeco Instruments, Inc. ........................................         55,960         1,493,572
    *VeriFone Systems, Inc. .........................................         34,850         1,471,018
    *Verint Systems, Inc. ...........................................          5,995           178,651
    #VeriSign, Inc. .................................................         39,976         1,282,830
    *Vertro, Inc. ...................................................          2,380             4,022
   #*Viasat, Inc. ...................................................         58,418         2,488,023
    *Viasystems Group, Inc. .........................................         17,813           366,770
    *Vicon Industries, Inc. .........................................          3,400            11,390
    *Video Display Corp. ............................................         10,670            44,067
   #*VirnetX Holding Corp. ..........................................         21,612           465,739
    *Virtusa Corp. ..................................................         54,146           882,038
    #Visa, Inc. .....................................................        232,750        21,706,265
    *Vishay Intertechnology, Inc. ...................................        228,400         2,455,300
    *Vishay Precision Group, Inc. ...................................         24,604           358,972
   #*VistaPrint N.V .................................................         31,892         1,113,669
   #*VMware, Inc. Class A ...........................................          8,843           864,403
    *Vocus, Inc. ....................................................          6,993           142,517
    *Volterra Semiconductor Corp. ...................................         32,522           770,771
   #*Wave Systems Corp. Class A .....................................         10,400            27,144
     Wayside Technology Group, Inc. .................................          4,910            58,920
   #*Web.com Group, Inc. ............................................         38,517           372,074
   #*WebMD Health Corp. .............................................          1,891            67,981

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *WebMediaBrands, Inc. ...........................................          6,600   $         4,143
    *Websense, Inc. .................................................         17,109           305,225
    *Westell Technologies, Inc. Class A .............................         69,684           140,065
    *Western Digital Corp. ..........................................        163,819         4,364,138
     Western Union Co. (The) ........................................         96,024         1,677,539
    *Winland Electronics, Inc. ......................................            400               236
    *Wireless Ronin Technologies, Inc. ..............................          2,221             3,087
    *Wireless Telecom Group, Inc. ...................................          9,995             9,295
    *WPCS International, Inc. .......................................          6,800            15,640
    *Wright Express Corp. ...........................................         43,750         2,051,000
     Xerox Corp. ....................................................        778,667         6,369,496
    #Xilinx, Inc. ...................................................         41,800         1,398,628
    *XO Group, Inc. .................................................         42,210           389,598
    *X-Rite, Inc. ...................................................        103,153           465,220
    *Xyratex, Ltd. ..................................................         29,335           400,129
    *Yahoo!, Inc. ...................................................        564,582         8,830,062
    *Zebra Technologies Corp. Class A ...............................         61,756         2,207,159
    *Zix Corp. ......................................................         48,438           120,126
    *Zygo Corp. .....................................................         23,643           362,684
                                                                                       ---------------
Total Information Technology ........................................                      803,165,350
                                                                                       ---------------
Materials -- (4.4%)
     A. Schulman, Inc. ..............................................         41,709           880,477
    *A.M. Castle & Co. ..............................................         29,865           408,852
    *AEP Industries, Inc. ...........................................          8,159           220,538
    #Air Products & Chemicals, Inc. .................................         35,450         3,053,663
     Airgas, Inc. ...................................................         56,913         3,924,151
    #AK Steel Holding Corp. .........................................        145,361         1,210,857
     Albemarle Corp. ................................................         56,906         3,032,521
    #Alcoa, Inc. ....................................................        478,268         5,146,164
     Allegheny Technologies, Inc. ...................................         70,605         3,276,072
   #*Allied Nevada Gold Corp. .......................................          8,672           329,363
    #AMCOL International Corp. ......................................         44,326         1,338,202
    *American Pacific Corp. .........................................          8,129            74,949
    #American Vanguard Corp. ........................................         38,892           481,094
     AptarGroup, Inc. ...............................................         80,521         3,862,592
    *Arabian American Development Co. ...............................         10,121            46,152
     Ashland, Inc. ..................................................         85,486         4,527,339
   #*Balchem Corp. ..................................................         23,389           862,352
     Ball Corp. .....................................................         55,054         1,903,217
    #Bemis Co., Inc. ................................................        148,188         4,165,565
     Boise, Inc. ....................................................        159,259           963,517
     Buckeye Technologies, Inc. .....................................         55,655         1,683,007
     Cabot Corp. ....................................................         89,111         2,689,370
    *Calgon Carbon Corp. ............................................         79,447         1,267,180
     Carpenter Technology Corp. .....................................         56,913         3,228,105
    #Celanese Corp. Class A .........................................         27,600         1,201,980
   #*Century Aluminum Co. ...........................................        124,240         1,386,518
    #CF Industries Holdings, Inc. ...................................         36,427         5,911,009
    *Chemtura Corp. .................................................         67,186           815,638
    *Clearwater Paper Corp. .........................................         31,930         1,057,841
     Cliffs Natural Resources, Inc. .................................         46,772         3,190,786
   #*Coeur d'Alene Mines Corp. ......................................        127,236         3,253,425
     Commercial Metals Co. ..........................................        149,493         1,858,198
    #Compass Minerals International, Inc. ...........................         13,558         1,031,357
    *Contango ORE, Inc. .............................................          1,821            25,494
    *Continental Materials Corp. ....................................          1,019            11,036
    *Core Molding Technologies, Inc. ................................         10,275            89,290
    *Crown Holdings, Inc. ...........................................         37,000         1,250,230
     Cytec Industries, Inc. .........................................         70,331         3,141,686
     Deltic Timber Corp. ............................................         16,067         1,087,575

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
    #Domtar Corp. ...................................................         57,812   $     4,735,381
     Dow Chemical Co. (The) .........................................        547,213        15,256,298
     E.I. du Pont de Nemours & Co. ..................................        117,889         5,666,924
     Eagle Materials, Inc. ..........................................         58,938         1,212,944
     Eastman Chemical Co. ...........................................         81,054         3,184,612
    #Ecolab, Inc. ...................................................         24,544         1,321,449
    *Ferro Corp. ....................................................        115,227           745,519
    *Flotek Industries, Inc. ........................................          9,329            69,408
    #FMC Corp. ......................................................         22,500         1,775,025
     Freeport-McMoRan Copper & Gold, Inc. Class B ...................        159,142         6,407,057
     Friedman Industries, Inc. ......................................         13,567           142,182
   #*General Moly, Inc. .............................................        107,642           370,288
    *Georgia Gulf Corp. .............................................         42,802           774,716
    *Globe Specialty Metals, Inc. ...................................         79,521         1,325,615
   #*Golden Minerals, Co. ...........................................         19,506           136,737
    *Graphic Packaging Holding Co. ..................................        510,576         2,256,746
     Greif, Inc. Class A ............................................         34,393         1,540,119
    #Greif, Inc. Class B ............................................         28,377         1,298,248
     H.B. Fuller Co. ................................................         69,882         1,501,764
    #Hawkins, Inc. ..................................................         14,166           542,274
     Haynes International, Inc. .....................................         16,745           979,415
    *Headwaters, Inc. ...............................................         76,455           134,561
   #*Hecla Mining Co. ...............................................        294,631         1,847,336
    *Horsehead Holding Corp. ........................................         55,928           485,455
     Huntsman Corp. .................................................        286,723         3,366,128
     Innophos Holdings, Inc. ........................................         33,897         1,491,129
    *Innospec, Inc. .................................................         33,131         1,000,556
     International Flavors & Fragrances, Inc. .......................         17,200         1,041,632
     International Paper Co. ........................................        256,800         7,113,360
   #*Intrepid Potash, Inc. ..........................................         44,942         1,250,736
     Kaiser Aluminum Corp. ..........................................         27,617         1,283,086
    *KapStone Paper & Packaging Corp. ...............................         63,544         1,042,122
     KMG Chemicals, Inc. ............................................         14,882           216,384
     Koppers Holdings, Inc. .........................................         13,519           447,344
    *Kraton Performance Polymers, Inc. ..............................         42,268           831,834
     Kronos Worldwide, Inc. .........................................         76,180         1,690,434
    *Landec Corp. ...................................................         33,804           209,923
    #Limoneira Co. ..................................................            531             9,213
    *Louisiana-Pacific Corp. ........................................        158,644         1,054,983
    *LSB Industries, Inc. ...........................................         28,777         1,019,569
    #Martin Marietta Materials, Inc. ................................         54,855         3,958,885
    *Material Sciences Corp. ........................................          8,954            72,527
    *Materion Corp. .................................................         27,558           728,634
     MeadWestavco Corp. .............................................        177,786         4,962,007
    *Mercer International, Inc. .....................................         59,959           412,518
    *Metals USA Holdings Corp. ......................................         39,199           426,877
     Minerals Technologies, Inc. ....................................         25,586         1,403,136
   #*Mines Management, Inc. .........................................         13,118            32,795
    *Mod-Pac Corp. ..................................................          3,434            20,329
   #*MolyCorp., Inc. ................................................         13,274           507,996
     Monsanto Co. ...................................................         66,246         4,819,396
     Mosaic Co. (The) ...............................................         29,657         1,736,714
    #Myers Industries, Inc. .........................................         49,075           599,696
     Nalco Holding Co. ..............................................         55,441         2,090,680
    *Nanophase Technologies Corp. ...................................          3,149             1,449
     Neenah Paper, Inc. .............................................         20,390           336,435
    #NewMarket Corp. ................................................         16,011         3,108,376
     Newmont Mining Corp. ...........................................        203,051        13,569,898
     NL Industries, Inc. ............................................         66,486           966,706
    *Noranda Aluminum Holding Corp. .................................          4,978            46,096
    *Northern Technologies International Corp. ......................          5,900            85,550

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Nucor Corp. ....................................................        184,831   $     6,982,915
     Olin Corp. .....................................................        113,697         2,144,325
     Olympic Steel, Inc. ............................................         14,378           294,030
   #*OM Group, Inc. .................................................         46,438         1,342,523
    *Omnova Solutions, Inc. .........................................         61,094           270,646
    *Owens-Illinois, Inc. ...........................................        101,773         2,043,602
     P.H. Glatfelter Co. ............................................         63,321           949,815
    #Packaging Corp. of America .....................................         98,982         2,581,451
    *Penford Corp. ..................................................         22,102           112,941
     PolyOne Corp. ..................................................        129,491         1,449,004
     PPG Industries, Inc. ...........................................         24,442         2,112,033
    #Praxair, Inc. ..................................................         34,453         3,502,837
     Quaker Chemical Corp. ..........................................         17,847           620,897
     Reliance Steel & Aluminum Co. ..................................        106,152         4,690,857
     Rock-Tenn Co. Class A ..........................................         67,425         3,990,886
   #*Rockwood Holdings, Inc. ........................................         91,346         4,205,570
     Royal Gold, Inc. ...............................................         72,115         5,161,992
     RPM International, Inc. ........................................        148,081         3,327,380
    *RTI International Metals, Inc. .................................         42,050         1,109,700
     Schnitzer Steel Industries, Inc. Class A .......................         30,987         1,450,192
     Schweitzer-Maudoit International, Inc. .........................         24,087         1,693,798
    #Scotts Miracle-Gro Co. Class A (The) ...........................         33,010         1,601,315
     Sealed Air Corp. ...............................................        210,341         3,744,070
    *Senomyx, Inc. ..................................................         26,984           123,047
     Sensient Technologies Corp. ....................................         70,053         2,589,159
     Sherwin-Williams Co. ...........................................         19,100         1,579,761
    #Sigma-Aldrich Corp. ............................................         22,268         1,458,109
     Silgan Holdings, Inc. ..........................................         38,508         1,445,590
   #*Silver Bull Resources, Inc. ....................................         11,100             7,326
   #*Solitario Exploration & Royalty Corp. ..........................          2,615             4,629
    *Solutia, Inc. ..................................................        131,681         2,139,816
    #Sonoco Products Co. ............................................        117,662         3,693,410
     Southern Copper Corp. ..........................................         72,950         2,238,106
    *Spartech Corp. .................................................         38,500           156,310
     Steel Dynamics, Inc. ...........................................        278,033         3,472,632
     Stepan Co. .....................................................         13,969         1,079,664
   #*Stillwater Mining Co. ..........................................        113,671         1,291,303
   #*STR Holdings, Inc. .............................................          3,848            32,900
    *Synalloy Corp. .................................................         11,860           118,600
     Temple-Inland, Inc. ............................................        141,678         4,506,777
    #Texas Industries, Inc. .........................................         38,506         1,155,180
    #Titanium Metals Corp. ..........................................        221,660         3,712,805
   #*U.S. Gold Corp. ................................................        111,448           505,974
   #*United States Lime & Minerals, Inc. ............................          8,286           455,730
    #United States Steel Corp. ......................................         90,482         2,294,624
    *Universal Stainless & Alloy Products, Inc. .....................          9,322           350,973
    #Valhi, Inc. ....................................................         43,304         2,558,833
     Valspar Corp. ..................................................        131,883         4,598,760
    *Verso Paper Corp. ..............................................         37,297            68,254
    #Vulcan Materials Co. ...........................................        120,202         3,761,121
     Walter Energy, Inc. ............................................         11,800           892,670
     Wausau Paper Corp. .............................................         68,461           513,458
     Westlake Chemical Corp. ........................................         89,408         3,684,504
     Worthington Industries, Inc. ...................................        102,094         1,764,184
    *WR Grace & Co. .................................................         40,675         1,699,808
     Zep, Inc. ......................................................         30,421           463,616
    *Zoltek Cos., Inc. ..............................................         43,429           314,860
                                                                                       ---------------
Total Materials .....................................................                      300,667,840
                                                                                       ---------------
Other -- (0.0%)
   .*All American Group, Inc. Escrow Shares .........................            800                --

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Other -- (Continued)
  .#*Atlas Energy, Inc. Escrow Shares ...............................         91,849   $            --
     .Avigen, Inc. Escrow Shares ....................................         14,351                --
   .*Concord Camera Corp. Escrow Shares .............................          2,339                --
   .*Endo Pharmaceuticals Solutions .................................         64,970            71,467
   .*Gerber Scientific, Inc. Escrow Shares ..........................         30,731                --
   .*J. Crew Group, Inc. Escrow Shares ..............................         25,192                --
   .*MAIR Holdings, Inc. Escrow Shares ..............................            400                --
   .*Price Communications Liquidation Trust .........................         11,700                --
   .*Softbrands, Inc. Escrow Shares .................................         14,700                --
   .*Voyager Learning Co. Escrow Shares .............................          7,226                --
                                                                                       ---------------
Total Other .........................................................                           71,467
                                                                                       ---------------
Real Estate Investment Trusts -- (0.0%)
    *Transcontinental Realty Investors, Inc. ........................            100               180
                                                                                       ---------------
Telecommunication Services -- (2.7%)
   #*AboveNet, Inc. .................................................         35,775         2,123,246
    *American Tower Corp. ...........................................         39,600         2,181,960
     AT&T, Inc. .....................................................      2,765,425        81,054,607
     Atlantic Tele-Network, Inc. ....................................         21,612           820,175
    *Cbeyond, Inc. ..................................................         39,088           322,085
    #CenturyLink, Inc. ..............................................        295,478        10,418,554
   #*Cincinnati Bell, Inc. ..........................................        179,724           578,711
    *Cogent Communications Group, Inc. ..............................         29,841           478,948
     Consolidated Communications Holdings, Inc. .....................         38,439           725,728
   #*Crown Castle International Corp. ...............................         29,691         1,228,020
   #*FiberTower Corp. ...............................................         48,622            46,677
    #Frontier Communications Corp. ..................................        942,058         5,897,283
    *General Communications, Inc. Class A ...........................         64,916           613,456
    #HickoryTech Corp. ..............................................         17,411           194,307
     IDT Corp. Class B ..............................................         29,376           337,824
   #*Iridium Communications, Inc. ...................................        101,785           647,353
   #*Leap Wireless International, Inc. ..............................         89,942           625,097
   #*Level 3 Communications, Inc. ...................................         51,718         1,380,353
    *MetroPCS Communications, Inc. ..................................        296,305         2,518,592
    *Neutral Tandem, Inc. ...........................................         42,813           451,249
    *NII Holdings, Inc. .............................................        116,994         2,752,869
     NTELOS Holdings Corp. ..........................................         44,127           839,296
    *PAETEC Holding Corp. ...........................................        167,568           918,273
   #*Pendrell Corp. .................................................         65,671           162,864
    *Premiere Global Services, Inc. .................................         87,044           788,619
    *Primus Telecommunications Group, Inc. ..........................          2,875            33,781
    *SBA Communications Corp. .......................................         23,603           899,038
    *Shenandoah Telecommunications Co. ..............................         31,154           422,448
   #*Sprint Nextel Corp. ............................................      2,431,570         6,249,135
     SureWest Communications ........................................         18,478           211,943
    #Telephone & Data Systems, Inc. .................................         67,318         1,560,431
     Telephone & Data Systems, Inc. Special Shares ..................         66,480         1,390,762
   #*tw telecom, Inc. ...............................................        110,068         2,036,258
    *United States Cellular Corp. ...................................         41,915         1,671,151
     USA Mobility, Inc. .............................................         31,304           409,143
     Verizon Communications, Inc. ...................................      1,309,782        48,435,738
    *Warwick Valley Telephone Co. ...................................          8,092            97,509
    #Windstream Corp. ...............................................        350,803         4,269,273
                                                                                       ---------------
Total Telecommunication Services ....................................                      185,792,756
                                                                                       ---------------
Utilities -- (2.2%)
   #*AES Corp. ......................................................        727,232         8,159,543
    #AGL Resources, Inc. ............................................         43,449         1,822,251
     ALLETE, Inc. ...................................................         32,520         1,284,865
    #Alliant Energy Corp. ...........................................         36,568         1,491,243

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
     Ameren Corp. ...................................................         50,996   $     1,625,752
    #American Electric Power Co., Inc. ..............................         58,603         2,301,926
     American States Water Co. ......................................         17,093           597,229
     American Water Works Co., Inc. .................................         33,369         1,018,756
    #Aqua America, Inc. .............................................         75,623         1,678,074
    #Artesian Resources Corp. .......................................          5,797           105,505
     Atmos Energy Corp. .............................................         49,422         1,696,163
     Avista Corp. ...................................................         53,129         1,352,133
    #Black Hills Corp. ..............................................         35,970         1,212,549
   #*Cadiz, Inc. ....................................................          5,844            56,161
     California Water Service Group .................................         54,764         1,016,967
    *Calpine Corp. ..................................................        370,649         5,622,745
     CenterPoint Energy, Inc. .......................................         86,557         1,803,848
     Central Vermont Public Service Corp. ...........................         17,186           607,869
     CH Energy Group, Inc. ..........................................         20,779         1,147,209
     Chesapeake Utilities Corp. .....................................          9,676           410,166
     Cleco Corp. ....................................................         39,747         1,465,472
    #CMS Energy Corp. ...............................................         72,197         1,503,142
     Connecticut Water Services, Inc. ...............................         10,390           277,829
    #Consolidated Edison, Inc. ......................................         35,214         2,037,834
     Consolidated Water Co., Ltd. ...................................         16,221           150,531
     Constellation Energy Group, Inc. ...............................         27,541         1,093,378
     Delta Natural Gas Co., Inc. ....................................          2,664            85,914
    #Dominion Resources, Inc. .......................................         69,903         3,606,296
     DPL, Inc. ......................................................         50,510         1,532,979
    #DTE Energy Co. .................................................         35,764         1,863,662
    #Duke Energy Corp. ..............................................        162,203         3,312,185
   #*Dynegy, Inc. ...................................................        165,584           607,693
    #Edison International, Inc. .....................................         50,348         2,044,129
    #El Paso Electric Co. ...........................................         38,160         1,222,265
     Empire District Electric Co. ...................................         36,555           730,003
    #Entergy Corp. ..................................................         23,057         1,594,853
     Exelon Corp. ...................................................         82,056         3,642,466
     FirstEnergy Corp. ..............................................         51,922         2,334,413
     Gas Natural, Inc. ..............................................          5,038            55,418
    *Genie Energy, Ltd. Class B .....................................         29,376           243,821
    *GenOn Energy, Inc. .............................................      1,117,078         3,407,088
    #Great Plains Energy, Inc. ......................................         74,729         1,549,879
     Hawaiian Electric Industries, Inc. .............................         51,229         1,297,631
     IDACORP, Inc. ..................................................         36,703         1,482,067
    #Integrys Energy Group, Inc. ....................................         26,309         1,392,009
    #ITC Holdings Corp. .............................................         28,286         2,055,826
     Laclede Group, Inc. ............................................         20,464           821,016
     MDU Resources Group, Inc. ......................................         46,015           948,369
     MGE Energy, Inc. ...............................................         20,299           885,848
     Middlesex Water Co. ............................................         17,520           332,004
     National Fuel Gas Co. ..........................................         17,489         1,071,901
     New Jersey Resources Corp. .....................................         36,063         1,695,682
     NextEra Energy, Inc. ...........................................         49,221         2,776,064
     Nicor, Inc. ....................................................         24,240         1,363,500
    #NiSource, Inc. .................................................         60,500         1,336,445
    #Northeast Utilities, Inc. ......................................         38,016         1,314,213
    #Northwest Natural Gas Co. ......................................         23,834         1,113,524
     NorthWestern Corp. .............................................         32,267         1,111,598
    *NRG Energy, Inc. ...............................................        228,377         4,891,835
     NSTAR ..........................................................         36,869         1,662,423
    #NV Energy, Inc. ................................................        128,707         2,064,460
     OGE Energy Corp. ...............................................         33,996         1,758,953
     Oneok, Inc. ....................................................         22,012         1,674,013
    #Ormat Technologies, Inc. .......................................         57,719         1,096,084
     Otter Tail Corp. ...............................................         31,993           620,984

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
     Pennichuck Corp. ...............................................          4,414   $       125,578
    #Pepco Holdings, Inc. ...........................................         48,412           958,558
    #PG&E Corp. .....................................................         47,792         2,050,277
    #Piedmont Natural Gas Co. .......................................         39,552         1,292,955
    #Pinnacle West Capital Corp. ....................................         23,500         1,071,130
     PNM Resources, Inc. ............................................         78,375         1,409,182
     Portland General Electric Co. ..................................         66,480         1,631,419
    #PPL Corp. ......................................................         69,470         2,040,334
     Progress Energy, Inc. ..........................................         32,979         1,718,206
     Public Service Enterprise Group, Inc. ..........................        231,974         7,817,524
    #Questar Corp. ..................................................        214,038         4,124,512
     RGC Resources, Inc. ............................................          2,942            52,838
    #SCANA Corp. ....................................................         25,601         1,082,410
    #Sempra Energy ..................................................         28,400         1,525,932
     SJW Corp. ......................................................         25,413           591,615
    #South Jersey Industries, Inc. ..................................         26,998         1,520,257
    #Southern Co. ...................................................        107,575         4,647,240
     Southwest Gas Corp. ............................................         40,183         1,586,425
    *Synthesis Energy Systems, Inc. .................................         54,093            83,303
    #TECO Energy, Inc. ..............................................         62,573         1,161,981
     UGI Corp. ......................................................         61,577         1,765,413
    #UIL Holdings Corp. .............................................         43,191         1,471,949
     UniSource Energy Corp. .........................................         33,716         1,256,932
     Unitil Corp. ...................................................         12,852           342,763
     Vectren Corp. ..................................................         45,169         1,281,896
    #Westar Energy, Inc. ............................................         62,897         1,714,572
     WGL Holdings, Inc. .............................................         33,890         1,450,831
    #Wisconsin Energy Corp. .........................................         44,768         1,451,826
    #Xcel Energy, Inc. ..............................................         82,054         2,121,096
     York Water Co. .................................................         11,650           198,050
                                                                                       ---------------
Total Utilities .....................................................                      153,685,657
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    5,818,808,997
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
   .*Capital Bank Corp. Rights Contingent Value Rights ..............          7,309                --
   #*Celgene Corp. Contingent Value Rights ..........................         19,083            30,914
   .*Contra Pharmacopeia Contingent Value Rights ....................         12,586                --
   .*Emergent Biosolutions, Inc. Contingent Value Rights ............          4,801                --
   .*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights ...         20,816                --
   .*U.S. Concrete, Inc. Warrants A 08/31/17 ........................            813                --
   .*U.S. Concrete, Inc. Warrants B 08/31/17 ........................            813                --
    *Valley National BanCorp. Warrants 06/30/15 .....................            398               856
    *Zion Oil & Gas, Inc. Warrants 08/15/12 .........................          3,574             1,072
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           32,842
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (15.6%)
(S)@DFA Short Term Investment Fund ..................................   1,077,291,303    1,077,291,303
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/11 (Collateralized by $1,362,130 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
       10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
       maturities ranging from 06/01/26 to 06/01/41, valued
       at $1,367,026) to be repurchased at $1,322,460 ...............   $      1,322         1,322,456
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                    1,078,613,759
                                                                                       ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                            VALUE+
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,598,533,431) ............................................                  $ 6,897,455,598
                                                                                       ===============

                          U.S. VECTOR EQUITY PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (84.6%)
Consumer Discretionary -- (12.8%)
    *1-800-FLOWERS.COM, Inc. Class A ................................         26,510   $        75,554
    *99 Cents Only Stores ...........................................         57,512         1,253,762
     A.H. Belo Corp. Class A ........................................         19,733            98,665
     Aaron's, Inc. ..................................................         61,802         1,653,822
     Abercrombie & Fitch Co. ........................................          9,837           731,873
    *AC Moore Arts & Crafts, Inc. ...................................         21,580            34,096
     Acme United Corp. ..............................................          1,921            18,115
     Advance Auto Parts, Inc. .......................................          5,300           344,871
   #*Aeropostale, Inc. ..............................................          8,400           114,744
    *AFC Enterprises, Inc. ..........................................         10,308           141,323
     Aldila, Inc. ...................................................          3,550             9,585
     Ambassadors Group, Inc. ........................................         15,154            75,164
     Amcon Distributing Co. .........................................            438            24,265
   #*American Apparel, Inc. .........................................         42,938            37,356
    *American Axle & Manufacturing Holdings, Inc. ...................         19,916           192,986
    *American Biltrite, Inc. ........................................          2,205            11,356
     American Eagle Outfitters, Inc. ................................         95,199         1,249,963
     American Greetings Corp. Class A ...............................         21,500           344,215
    *American Public Education, Inc. ................................          4,170           149,328
    *America's Car-Mart, Inc. .......................................         10,824           361,305
   #*Amerigon, Inc. .................................................         14,292           219,239
     Ameristar Casinos, Inc. ........................................         32,956           609,686
    *ANN, INC .......................................................         26,387           702,950
    *Apollo Group, Inc. Class A .....................................          1,600            75,760
     Arbitron, Inc. .................................................          6,100           242,353
   #*Archipelago Learning, Inc. .....................................         23,721           241,717
    *Arctic Cat, Inc. ...............................................         11,890           241,486
    *Ark Restaurants Corp. ..........................................          3,403            47,642
    *Asbury Automotive Group, Inc. ..................................         30,289           564,890
    *Ascena Retail Group, Inc. ......................................         37,493         1,083,548
    *Ascent Capital Group, Inc. Class A .............................         13,946           634,404
   #*Atrinsic, Inc. .................................................          3,209             5,295
    *Audiovox Corp. Class A .........................................         22,493           159,925
   #*AutoNation, Inc. ...............................................         40,511         1,577,498
    *Bakers Footwear Group, Inc. ....................................          2,000             1,580
    *Ballantyne Strong, Inc. ........................................          9,603            35,723
    *Bally Technologies, Inc. .......................................         17,107           620,471
    #Barnes & Noble, Inc. ...........................................         57,325           703,378
     Bassett Furniture Industries, Inc. .............................         10,413            78,618
    *BB Liquidating, Inc. Class B ...................................         15,945               159
    *Beasley Broadcast Group, Inc. ..................................          6,377            24,998
   #*Beazer Homes USA, Inc. .........................................         71,337           153,375
     bebe stores, Inc. ..............................................         80,250           576,195
    *Bed Bath & Beyond, Inc. ........................................          5,500           340,120
     Belo Corp. Class A .............................................         84,188           533,752
    *Benihana, Inc. .................................................          4,837            48,322
    *Benihana, Inc. Class A .........................................         11,319           109,115
    #Best Buy Co., Inc. .............................................         11,191           293,540
     Big 5 Sporting Goods Corp. .....................................         22,333           172,634
    *Big Lots, Inc. .................................................         16,633           626,898
    *Biglari Holdings, Inc. .........................................          1,773           611,898
   #*BJ's Restaurants, Inc. .........................................         27,264         1,443,084
   #*Blue Nile, Inc. ................................................          2,173            98,068
    *Bluegreen Corp. ................................................         32,000            72,320
     Blyth, Inc. ....................................................          8,170           456,131
     Bob Evans Farms, Inc. ..........................................         28,301           931,103
    #Bon-Ton Stores, Inc. (The) .....................................         14,449            76,291
    #Books-A-Million, Inc. ..........................................         13,630            30,259

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*BorgWarner, Inc. ...............................................         12,561   $       960,791
     Bowl America, Inc. Class A .....................................          2,839            35,090
   #*Boyd Gaming Corp. ..............................................         77,500           502,200
   #*Bridgepoint Education, Inc. ....................................          2,500            54,175
    #Brinker International, Inc. ....................................         14,698           336,584
    *Brookfield Residential Properties, Inc. ........................          3,692            26,767
    #Brown Shoe Co., Inc. ...........................................         38,649           344,363
   #*Brunswick Corp. ................................................         66,606         1,176,262
    #Buckle, Inc. ...................................................         11,925           531,378
    *Buffalo Wild Wings, Inc. .......................................          4,500           297,990
    *Build-A-Bear-Workshop, Inc. ....................................         18,741           122,754
   #*Cabela's, Inc. .................................................         76,421         1,904,411
    *Cache, Inc. ....................................................         11,300            59,438
     Callaway Golf Co. ..............................................         76,853           446,516
    *Cambium Learning Group, Inc. ...................................         42,684           140,857
    *Canterbury Park Holding Corp. ..................................          4,963            51,863
    *Capella Education Co. ..........................................          3,104           108,050
   #*Career Education Corp. .........................................         68,794         1,109,647
    *Caribou Coffee Co., Inc. .......................................         14,190           193,694
   #*CarMax, Inc. ...................................................         26,062           783,424
    *Carmike Cinemas, Inc. ..........................................          7,123            46,157
     Carnival Corp. .................................................         41,983         1,478,221
     Carriage Services, Inc. ........................................         16,666            99,329
    *Carrols Restaurant Group, Inc. .................................         11,624           108,568
   #*Carter's, Inc. .................................................         28,571         1,088,269
    *Casual Male Retail Group, Inc. .................................         49,661           206,093
     Cato Corp. Class A .............................................         23,720           607,944
    *Cavco Industries, Inc. .........................................          6,611           297,693
     CBS Corp. Class A ..............................................          5,655           149,122
     CBS Corp. Class B ..............................................        210,809         5,440,980
     CEC Entertainment, Inc. ........................................         11,700           369,954
   #*Central European Media Enterprises, Ltd. Class A ...............         18,425           203,412
   #*Charles & Colvard, Ltd. ........................................         15,531            34,168
    *Charming Shoppes, Inc. .........................................        116,580           404,533
   #*Cheesecake Factory, Inc. .......................................         35,643           997,648
     Cherokee, Inc. .................................................          3,009            39,538
     Chico's FAS, Inc. ..............................................         16,994           210,046
   #*Children's Place Retail Stores, Inc. (The) .....................         22,289         1,046,469
    *Chipotle Mexican Grill, Inc. ...................................          3,000         1,008,360
    #Choice Hotels International, Inc. ..............................          5,575           199,529
     Christopher & Banks Corp. ......................................         33,498           111,548
    *Chromcraft Revington, Inc. .....................................          2,820             2,848
     Churchill Downs, Inc. ..........................................         15,397           740,134
     Cinemark Holdings, Inc. ........................................         66,724         1,379,185
   #*Citi Trends, Inc. ..............................................         11,183           138,557
    *Clear Channel Outdoor Holdings, Inc. Class A ...................         13,763           151,393
    *Coast Distribution System, Inc. (The) ..........................          1,632             4,423
    *Cobra Electronics Corp. ........................................          4,726            16,730
   #*Coinstar, Inc. .................................................         13,400           639,716
    *Coldwater Creek, Inc. ..........................................         45,454            47,727
   #*Collective Brands, Inc. ........................................         57,576           841,185
     Collectors Universe, Inc. ......................................          4,583            70,853
    #Columbia Sportswear Co. ........................................         20,336         1,092,857
     Comcast Corp. Class A ..........................................        298,194         6,992,649
     Comcast Corp. Special Class A ..................................        100,809         2,318,607
    *Conn's, Inc. ...................................................         31,576           290,815
     Cooper Tire & Rubber Co. .......................................         41,211           590,554
    *Core-Mark Holding Co., Inc. ....................................         11,825           396,019
   #*Corinthian Colleges, Inc. ......................................         30,971            59,155
    *Cost Plus, Inc. ................................................         19,626           154,849
    #CPI Corp. ......................................................          2,300            13,731

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #Cracker Barrel Old Country Store, Inc. .........................          4,897   $       207,584
    *Craftmade International, Inc. ..................................          1,843             7,593
    *Crocs, Inc. ....................................................         61,700         1,090,239
   #*Crown Media Holdings, Inc. .....................................         19,905            31,450
     CSS Industries, Inc. ...........................................          4,800           101,184
    *Culp, Inc. .....................................................         11,988           102,857
    *Cumulus Media, Inc. ............................................         10,095            30,386
    *Cybex International, Inc. ......................................          2,804             2,243
   #*Cycle Country Accessories Corp. ................................          2,700               836
     D.R. Horton, Inc. ..............................................        155,647         1,732,351
    *Dana Holding Corp. .............................................         67,200           950,208
     Darden Restaurants, Inc. .......................................          5,017           240,214
    *Deckers Outdoor Corp. ..........................................          6,000           691,440
    *dELiA*s, Inc. ..................................................         18,616            26,062
    *Delta Apparel, Inc. ............................................         12,525           225,575
     Destination Maternity Corp. ....................................          7,248           120,099
     DeVry, Inc. ....................................................         11,322           426,613
   #*DGSE Cos., Inc. ................................................          3,503            28,900
    *Dick's Sporting Goods, Inc. ....................................          8,194           320,303
    #Dillard's, Inc. Class A ........................................         62,205         3,205,424
    *DineEquity, Inc. ...............................................         16,326           766,669
    *DIRECTV Class A ................................................         33,010         1,500,635
   #*Discovery Communications, Inc. (25470F104) .....................          8,891           386,403
    *Discovery Communications, Inc. (25470F203) .....................          1,000            42,690
    *Discovery Communications, Inc. (25470F302) .....................          6,083           240,704
    *Dixie Group, Inc. (The) ........................................          7,426            23,243
    *Dolan Co. ......................................................         30,528           267,120
    *Dollar Tree, Inc. ..............................................          9,300           743,628
    *Domino's Pizza, Inc. ...........................................         14,278           457,324
    *Dorman Products, Inc. ..........................................         16,192           617,077
    *Dover Downs Gaming & Entertainment, Inc. .......................         15,417            32,992
    *Dreams, Inc. ...................................................         15,457            28,750
   #*DreamWorks Animation SKG, Inc. Class A .........................         47,475           880,661
     Drew Industries, Inc. ..........................................         22,712           545,769
     DSW, Inc. Class A ..............................................         28,688         1,501,530
    *E.W. Scripps Co. Class A (The) .................................         49,185           410,203
   #*Eastman Kodak Co. ..............................................         87,549            97,179
    *EDCI Holdings, Inc. ............................................          2,070             8,549
   #*Education Management Corp. .....................................         38,639           767,371
     Educational Development Corp. ..................................          3,287            17,996
     Einstein Noah Restaurant Group, Inc. ...........................          9,673           142,387
    *Emerson Radio Corp. ............................................         22,180            37,706
    *Emmis Communications Corp. Class A .............................          5,300             3,869
   #*Empire Resorts, Inc. ...........................................          7,700             5,082
   #*Entercom Communications Corp. Class A ..........................         28,085           184,238
    *Entravision Communications Corp. ...............................         42,282            69,765
    *EnviroStar, Inc. ...............................................          1,100             1,496
     Escalade, Inc. .................................................         11,011            59,129
    #Ethan Allen Interiors, Inc. ....................................         27,900           552,420
    *Ever-Glory International Group, Inc. ...........................          2,000             2,700
    *Exide Technologies .............................................         67,713           304,709
    #Expedia, Inc. ..................................................         28,900           758,914
     Family Dollar Stores, Inc. .....................................         13,400           785,642
    *Famous Dave's of America, Inc. .................................          6,406            55,988
    *Federal-Mogul Corp. ............................................         61,357         1,034,479
     Finish Line, Inc. Class A (The) ................................         43,139           867,094
    *Fisher Communications, Inc. ....................................          7,173           208,304
     Flanigan's Enterprises, Inc. ...................................            300             2,408
     Flexsteel Industries, Inc. .....................................          5,993            85,400
     Foot Locker, Inc. ..............................................        105,891         2,314,777
   #*Ford Motor Co. .................................................         86,858         1,014,501

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Fossil, Inc. ...................................................         16,451   $     1,705,311
    *Frederick's of Hollywood Group, Inc. ...........................          3,900             1,616
     Fred's, Inc. Class A ...........................................         40,604           494,963
     Frisch's Restaurants, Inc. .....................................          5,689           108,660
    *Fuel Systems Solutions, Inc. ...................................         18,742           437,438
    *Full House Resorts, Inc. .......................................         15,614            44,968
    *Furniture Brands International, Inc. ...........................         50,700            96,837
     Gaiam, Inc. ....................................................         17,607            68,139
   #*GameStop Corp. Class A .........................................        124,160         3,174,771
    *GameTech International, Inc. ...................................          2,168               154
     Gaming Partners International Corp. ............................          9,358            63,073
     Gannett Co., Inc. ..............................................         83,687           978,301
    #Gap, Inc. ......................................................         16,842           318,314
    #Garmin, Ltd. ...................................................         10,038           345,207
   #*Gaylord Entertainment Co. ......................................         47,617         1,113,762
    *Geeknet, Inc. ..................................................          1,266            24,649
    *General Motors Co. .............................................         22,809           589,613
    *Genesco, Inc. ..................................................         20,728         1,221,708
     Gentex Corp. ...................................................         13,836           416,740
     Genuine Parts Co. ..............................................         11,532           662,283
    *G-III Apparel Group, Ltd. ......................................         16,351           460,935
    *Golfsmith International Holdings, Inc. .........................          4,966            17,480
    *Goodyear Tire & Rubber Co. .....................................         21,200           304,432
    *Gordmans Stores, Inc. ..........................................            264             3,691
    *Grand Canyon Education, Inc. ...................................             74             1,207
    *Gray Television, Inc. ..........................................         48,457            92,068
    *Gray Television, Inc. Class A ..................................          2,300             3,864
    *Great Wolf Resorts, Inc. .......................................         36,429            89,615
    #Group 1 Automotive, Inc. .......................................         24,320         1,108,019
     Guess?, Inc. ...................................................          3,771           124,405
    #H&R Block, Inc. ................................................         12,252           187,333
    *Hallwood Group, Inc. ...........................................            880            11,537
    *Hampshire Group, Ltd. ..........................................          1,868             5,184
   #*Hanesbrands, Inc. ..............................................          7,900           208,323
    #Harley-Davidson, Inc. ..........................................         25,800         1,003,620
     Harman International Industries, Inc. ..........................         12,590           543,384
    *Harris Interactive, Inc. .......................................          4,286             2,572
     Harte-Hanks, Inc. ..............................................         52,310           459,282
    #Hasbro, Inc. ...................................................          9,200           350,152
    *Hastings Entertainment, Inc. ...................................          1,695             3,390
     Haverty Furniture Cos., Inc. ...................................         18,484           214,784
     Haverty Furniture Cos., Inc. Class A ...........................          1,796            21,552
    *Heelys, Inc. ...................................................          7,950            15,821
    *Helen of Troy, Ltd. ............................................         29,605           856,473
   #*hhgregg, Inc. ..................................................         26,231           334,445
   #*Hibbett Sporting Goods, Inc. ...................................          6,351           261,598
    #Hillenbrand, Inc. ..............................................         28,605           603,852
    *Hollywood Media Corp. ..........................................         11,210            14,461
    #Home Depot, Inc. ...............................................         52,493         1,879,249
     Hooker Furniture Corp. .........................................         10,174            98,688
     Hot Topic, Inc. ................................................         42,957           324,755
   #*Hovnanian Enterprises, Inc. ....................................         41,900            60,336
    *HSN, Inc. ......................................................         21,596           770,329
   #*Hyatt Hotels Corp. Class A .....................................          3,965           147,458
    *Iconix Brand Group, Inc. .......................................         76,732         1,377,339
    *Image Entertainment, Inc. ......................................          3,900               423
    *Infosonics Corp. ...............................................          4,100             2,747
     International Game Technology ..................................          1,600            28,144
     International Speedway Corp. Class A ...........................         29,041           692,918
     Interpublic Group of Cos., Inc. (The) ..........................         44,149           418,533
    *Interval Leisure Group, Inc. ...................................         26,115           360,648

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *iRobot Corp. ...................................................         15,644   $       529,706
    *Isle of Capri Casinos, Inc. ....................................         34,889           189,796
   #*ITT Educational Services, Inc. .................................          2,158           133,710
    *J. Alexander's Corp. ...........................................         10,300            68,804
    #J.C. Penney Co., Inc. ..........................................        113,950         3,655,516
    *Jack in the Box, Inc. ..........................................         29,068           598,219
    *Jaclyn, Inc. ...................................................            400             2,686
     JAKKS Pacific, Inc. ............................................          7,200           136,584
    #Jarden Corp. ...................................................         79,170         2,535,815
    #Johnson Controls, Inc. .........................................         34,525         1,136,908
    *Johnson Outdoors, Inc. Class A .................................         14,083           261,803
     Jones Group, Inc. (The) ........................................         92,800         1,036,576
   #*Jos. A. Bank Clothiers, Inc. ...................................         19,837         1,060,089
    *Journal Communications, Inc. ...................................         41,249           159,221
   #*K12, Inc. ......................................................          2,100            73,605
    #KB Home ........................................................         67,248           468,719
    *Kenneth Cole Productions, Inc. Class A .........................         11,781           126,764
    *Kid Brands, Inc. ...............................................         33,488            98,120
    *Kirkland's, Inc. ...............................................         17,925           201,477
    *Knology, Inc. ..................................................         13,538           194,000
     Kohl's Corp. ...................................................         20,270         1,074,513
    *Kona Grill, Inc. ...............................................          6,483            37,342
     Koss Corp. .....................................................          3,667            18,702
    *Krispy Kreme Doughnuts, Inc. ...................................         22,310           157,509
     KSW, Inc. ......................................................          4,720            14,726
   #*K-Swiss, Inc. Class A ..........................................         32,483           146,174
     Lacrosse Footwear, Inc. ........................................          5,930            75,904
    *Lakeland Industries, Inc. ......................................          4,621            34,750
    *Lakes Entertainment, Inc. ......................................         15,310            32,151
   #*Lamar Advertising Co. Class A ..................................         10,244           230,388
    *Las Vegas Sands Corp. ..........................................         19,359           908,905
    *Lazare Kaplan International, Inc. ..............................          4,000            11,200
    *La-Z-Boy, Inc. .................................................         53,633           544,911
    *Leapfrog Enterprises, Inc. .....................................         42,953           160,215
     Lear Corp. .....................................................          6,496           304,727
    *Learning Tree International, Inc. ..............................         10,875            86,456
   #*Lee Enterprises, Inc. ..........................................         37,969            26,958
    #Leggett & Platt, Inc. ..........................................         33,295           729,160
    #Lennar Corp. Class A ...........................................        134,243         2,220,379
     Lennar Corp. Class B Voting ....................................         19,789           251,914
   #*Libbey, Inc. ...................................................          6,896            87,303
   #*Liberty Global, Inc. Class A ...................................         12,561           504,701
    *Liberty Global, Inc. Class B ...................................            104             4,404
    *Liberty Global, Inc. Class C ...................................         12,326           472,949
    *Liberty Interactive Corp. Class A ..............................        295,208         4,850,267
    *Liberty Interactive Corp. Class B ..............................          4,371            72,034
    *Liberty Media Corp. - Liberty Capital Class A ..................         48,389         3,717,243
    *Liberty Media Corp. - Liberty Capital Class B ..................            497            38,540
    *Liberty Media Corp. - Liberty Starz Class A ....................         18,621         1,271,814
    *Liberty Media Corp. - Liberty Starz Class B ....................            555            38,131
   #*Life Time Fitness, Inc. ........................................         37,194         1,604,177
     Lifetime Brands, Inc. ..........................................         11,787           144,155
     Limited Brands, Inc. ...........................................         15,500           662,005
    *LIN TV Corp. Class A ...........................................          6,800            21,216
     Lincoln Educational Services Corp. .............................         21,898           204,746
    #Lithia Motors, Inc. Class A ....................................         23,275           478,767
    *Live Nation Entertainment, Inc. ................................        181,167         1,701,158
    *LKQ Corp. ......................................................         32,049           935,190
   #*LodgeNet Interactive Corp. .....................................          5,000            10,000
     Lowe's Cos., Inc. ..............................................        103,305         2,171,471
    *Luby's, Inc. ...................................................         26,961           130,222

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *M/I Homes, Inc. ................................................         21,500   $       160,605
     Mac-Gray Corp. .................................................         13,933           193,390
     Macy's, Inc. ...................................................         76,588         2,338,232
    *Madison Square Garden Co. (The) ................................         55,936         1,478,388
    *Maidenform Brands, Inc. ........................................         20,238           497,450
     Marcus Corp. ...................................................         21,011           250,451
    *Marine Products Corp. ..........................................         25,999           143,774
    *MarineMax, Inc. ................................................         22,958           186,878
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................         28,805           111,475
    #Mattel, Inc. ...................................................         14,900           420,776
     Matthews International Corp. Class A ...........................         18,292           642,781
    *MAXXAM, Inc. ...................................................              1               588
    *McClatchy Co. (The) ............................................         56,794            89,167
    *McCormick & Schmick's Seafood Restaurants, Inc. ................         18,177           121,786
     McDonald's Corp. ...............................................         13,800         1,281,330
    #MDC Holdings, Inc. .............................................         47,401         1,061,782
   #*Media General, Inc. Class A ....................................         18,300            55,266
     Men's Wearhouse, Inc. (The) ....................................         48,118         1,485,884
    #Meredith Corp. .................................................         31,652           849,223
    *Meritage Homes Corp. ...........................................         29,280           519,720
   #*MGM Resorts International ......................................        256,034         2,949,512
    *Midas, Inc. ....................................................          5,159            47,050
    *Modine Manufacturing Co. .......................................         45,500           480,935
    *Mohawk Industries, Inc. ........................................         62,001         3,264,353
    *Monarch Casino & Resort, Inc. ..................................         15,744           162,006
     Monro Muffler Brake, Inc. ......................................         20,712           768,208
    *Morgans Hotel Group Co. ........................................          7,613            49,561
    #Morningstar, Inc. ..............................................          3,175           187,230
    *Morton's Restaurant Group, Inc. ................................         12,938            63,137
    *Motorcar Parts of America, Inc. ................................         11,260           111,699
     Movado Group, Inc. .............................................         19,263           322,270
    *MTR Gaming Group, Inc. .........................................         24,911            41,352
    *Multimedia Games Holding Co., Inc. .............................         19,081           126,125
    *Nathan's Famous, Inc. ..........................................          4,916            92,765
     National CineMedia, Inc. .......................................         14,188           171,675
    *Nautilus, Inc. .................................................         23,587            47,646
    *Navarre Corp. ..................................................         25,294            38,953
   #*Netflix, Inc. ..................................................         12,300         1,009,584
    *Nevada Gold & Casinos, Inc. ....................................          1,000             2,100
    *New Frontier Media, Inc. .......................................         14,206            15,200
    *New York & Co., Inc. ...........................................         53,080           141,724
   #*New York Times Co. Class A (The) ...............................        123,379           940,148
     Newell Rubbermaid, Inc. ........................................         18,588           275,102
    #News Corp. Class A .............................................        247,749         4,340,562
     News Corp. Class B .............................................         57,814         1,031,980
    *Nexstar Broadcasting Group, Inc. ...............................            477             4,341
     NIKE, Inc. Class B .............................................          1,200           115,620
    *Nobility Homes, Inc. ...........................................          2,463            15,000
    #Nordstrom, Inc. ................................................          3,500           177,415
    #Nutrisystem, Inc. ..............................................          9,897           122,327
    *NVR, Inc. ......................................................          1,000           642,750
    *O'Charley's, Inc. ..............................................         24,186           150,195
    *Office Depot, Inc. .............................................        222,991           510,649
   #*OfficeMax, Inc. ................................................         46,379           237,460
    #Omnicom Group, Inc. ............................................          6,344           282,181
   #*Orbitz Worldwide, Inc. .........................................         60,004           113,408
    *O'Reilly Automotive, Inc. ......................................         18,013         1,369,889
    *Orient-Express Hotels, Ltd. Class A ............................         95,950           818,454
     Outdoor Channel Holdings, Inc. .................................         24,996           186,720
    *Overstock.com, Inc. ............................................          8,272            68,658
    #Oxford Industries, Inc. ........................................         14,497           572,632

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *P & F Industries, Inc. Class A .................................          2,014   $         8,278
    #P.F. Chang's China Bistro, Inc. ................................          8,939           278,003
    *Pacific Sunwear of California, Inc. ............................         65,104            81,380
   #*Panera Bread Co. Class A .......................................          5,200           695,188
    *Papa John's International, Inc. ................................          6,187           208,873
   #*Peet's Coffee & Tea, Inc. ......................................          9,514           606,232
    *Penn National Gaming, Inc. .....................................         37,612         1,354,032
    #Penske Automotive Group, Inc. ..................................         78,768         1,606,080
    #Pep Boys - Manny, Moe & Jack (The) .............................         51,424           591,376
    *Perry Ellis International, Inc. ................................         16,992           426,499
    #PetMed Express, Inc. ...........................................         14,800           147,556
    #PetSmart, Inc. .................................................         14,736           691,855
   #*Pier 1 Imports, Inc. ...........................................         68,065           851,493
    *Pinnacle Entertainment, Inc. ...................................         53,822           609,265
    *Point.360 ......................................................          2,600             2,145
     Polaris Industries, Inc. .......................................         36,400         2,305,576
     Pool Corp. .....................................................          6,469           189,024
   #*Priceline.com, Inc. ............................................          1,900           964,668
    *Princeton Review, Inc. .........................................          9,615             1,490
   #*Pulte Group, Inc. ..............................................        226,172         1,171,571
    #PVH Corp. ......................................................         17,250         1,283,572
    *Q.E.P. Co., Inc. ...............................................          1,500            30,675
    *Quiksilver, Inc. ...............................................        156,028           522,694
     R.G. Barry Corp. ...............................................         18,234           202,580
   #*Radio One, Inc. Class D ........................................         39,577            51,846
   #*RadioShack Corp. ...............................................         89,952         1,071,328
    #Ralph Lauren Corp. .............................................          3,357           533,058
    *Reading International, Inc. Class A ............................         11,759            48,682
    *Red Lion Hotels Corp. ..........................................         18,767           130,431
    *Red Robin Gourmet Burgers, Inc. ................................         16,700           418,669
    #Regal Entertainment Group ......................................         13,949           201,424
    #Regis Corp. ....................................................         66,496         1,087,875
    #Rent-A-Center, Inc. ............................................         61,056         2,085,062
    *Rentrak Corp. ..................................................          4,890            66,797
    *Rick's Cabaret International, Inc. .............................          8,869            69,356
    *Rockford Corp. .................................................          3,495             9,524
    *Rocky Brands, Inc. .............................................          7,086            75,112
     Ross Stores, Inc. ..............................................          5,908           518,309
    #Royal Caribbean Cruises, Ltd. ..................................        102,573         3,048,470
    *Ruby Tuesday, Inc. .............................................         58,277           488,944
   #*Rue21, Inc. ....................................................          2,253            60,020
    *Ruth's Hospitality Group, Inc. .................................         34,543           163,043
    #Ryland Group, Inc. (The) .......................................         42,610           575,235
   #*Saks, Inc. .....................................................        140,954         1,489,884
     Salem Communications Corp. Class A .............................         15,809            39,364
    *Sally Beauty Holdings, Inc. ....................................         17,750           340,622
    #Scholastic Corp. ...............................................         26,776           718,936
    *Scientific Games Corp. Class A .................................         82,841           719,888
     Scripps Networks Interactive, Inc. .............................          5,300           225,144
    *Sealy Corp. ....................................................         30,900            47,895
   #*Sears Holdings Corp. ...........................................         40,481         3,164,805
    *Select Comfort Corp. ...........................................         14,500           301,165
     Service Corp. International ....................................        215,871         2,158,710
     Shiloh Industries, Inc. ........................................         16,466           130,081
    *Shoe Carnival, Inc. ............................................         13,226           360,938
    *Shuffle Master, Inc. ...........................................         49,179           521,789
   #*Shutterfly, Inc. ...............................................         17,563           731,850
    *Signet Jewelers, Ltd. ADR ......................................         38,246         1,648,785
     SInc.lair Broadcast Group, Inc. Class A ........................         32,657           312,854
     Six Flags Entertainment Corp. ..................................         11,549           414,609
   #*Skechers U.S.A., Inc. Class A ..................................         37,436           533,837

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Skyline Corp. ..................................................          8,700   $        58,812
    *Smith & Wesson Holding Corp. ...................................         57,911           171,417
     Sonesta International Hotels Corp. Class A .....................          1,000            23,100
    #Sonic Automotive, Inc. Class A .................................         43,000           630,810
    *Sonic Corp. ....................................................         23,443           173,713
     Sotheby's ......................................................         14,866           523,581
     Spartan Motors, Inc. ...........................................         31,263           153,189
    #Speedway Motorsports, Inc. .....................................         47,584           618,592
    *Sport Chalet, Inc. Class A .....................................          5,873            10,513
     Stage Stores, Inc. .............................................         35,337           552,317
     Standard Motor Products, Inc. ..................................         23,902           371,676
   #*Standard Pacific Corp. .........................................        118,490           360,210
    *Stanley Furniture Co., Inc. ....................................         11,692            36,128
    #Staples, Inc. ..................................................         21,793           326,023
    *Starwood Hotels & Resorts Worldwide, Inc. ......................          9,166           459,308
    *Stein Mart, Inc. ...............................................         44,849           325,155
    *Steiner Leisure, Ltd. ..........................................          9,157           441,184
    *Steinway Musical Instruments, Inc. .............................         12,398           312,430
    *Steven Madden, Ltd. ............................................         27,132         1,001,171
    #Stewart Enterprises, Inc. Class A ..............................         77,343           498,089
    *Stoneridge, Inc. ...............................................         19,178           150,931
     Strattec Security Corp. ........................................          4,591           105,593
    #Strayer Education, Inc. ........................................          2,934           250,006
     Sturm Ruger & Co., Inc. ........................................         16,895           512,256
     Superior Industries International, Inc. ........................         27,231           498,055
    *Syms Corp. .....................................................          9,588            74,882
    *Systemax, Inc. .................................................         33,871           512,468
   #*Talbots, Inc. ..................................................            444             1,168
    *Tandy Brands Accessories, Inc. .................................          1,096             1,134
    *Tandy Leather Factory, Inc. ....................................          6,870            34,350
     Target Corp. ...................................................         24,714         1,353,092
   #*Tempur-Pedic International, Inc. ...............................          7,978           542,983
   #*Tenneco, Inc. ..................................................         17,900           585,688
   #*Tesla Motors, Inc. .............................................             69             2,027
    #Texas Roadhouse, Inc. ..........................................         54,800           785,284
    #Thor Industries, Inc. ..........................................         13,358           353,186
     Tiffany & Co. ..................................................          8,300           661,759
     Time Warner Cable, Inc. ........................................         38,664         2,462,510
    #Time Warner, Inc. ..............................................        198,927         6,960,456
     TJX Cos., Inc. (The) ...........................................         11,000           648,230
    *Toll Brothers, Inc. ............................................        151,825         2,647,828
   #*Town Sports International Holdings, Inc. .......................         11,460            99,473
     Tractor Supply Co. .............................................         20,000         1,418,800
    *True Religion Apparel, Inc. ....................................          6,300           213,696
    *TRW Automotive Holdings Corp. ..................................         14,500           610,450
    *Tuesday Morning Corp. ..........................................         44,074           159,548
     Tupperware Brands Corp. ........................................          6,200           350,548
    *Ulta Salon Cosmetics & Fragrance, Inc. .........................         13,373           899,869
   #*Under Armour, Inc. Class A .....................................          2,833           239,134
    *Unifi, Inc. ....................................................         18,595           144,111
    *Universal Electronics, Inc. ....................................         14,316           266,134
    *Universal Technical Institute, Inc. ............................         20,950           299,166
   #*Urban Outfitters, Inc. .........................................          5,900           160,775
    *US Auto Parts Network, Inc. ....................................         26,854           150,382
     V.F. Corp. .....................................................          6,544           904,512
    #Vail Resorts, Inc. .............................................         31,738         1,414,245
   #*Valassis Communications, Inc. ..................................         39,576           772,919
     Value Line, Inc. ...............................................          2,944            37,124
    *Valuevision Media, Inc. Class A ................................         27,419            89,934
     Viacom, Inc. Class A ...........................................          1,129            60,334
     Viacom, Inc. Class B ...........................................         20,000           877,000

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Visteon Corp. ..................................................          2,472   $       137,493
   #*Vitacost.com, Inc. .............................................          2,958            18,133
    *Vitamin Shoppe, Inc. ...........................................          1,330            50,154
    *WABCO Holdings, Inc. ...........................................          8,200           411,722
    *Walking Co. Holdings, Inc. (The) ...............................          3,900            12,675
     Walt Disney Co. (The) ..........................................        126,878         4,425,505
    *Warnaco Group, Inc. ............................................         18,159           891,607
    #Washington Post Co. Class B ....................................          6,042         2,055,247
    #Weight Watchers International, Inc. ............................          6,975           520,474
    *Wells-Gardner Electronics Corp. ................................          5,323            12,882
     Wendy's Co. (The) ..............................................        390,277         1,974,802
    *West Marine, Inc. ..............................................         23,361           212,351
   #*Westwood One, Inc. Class A .....................................          3,390            14,814
    *Wet Seal, Inc. Class A (The) ...................................         98,691           413,515
    #Weyco Group, Inc. ..............................................          9,446           223,870
    #Whirlpool Corp. ................................................         37,946         1,928,036
     Wiley (John) & Sons, Inc. Class A ..............................          5,984           284,599
     Wiley (John) & Sons, Inc. Class B ..............................          2,151           103,463
     Williams Controls, Inc. ........................................          2,614            29,015
     Williams-Sonoma, Inc. ..........................................         10,506           394,395
     Winmark Corp. ..................................................          1,985            98,516
    *Winnebago Industries, Inc. .....................................         13,246           107,822
    *WMS Industries, Inc. ...........................................          9,900           216,909
     Wolverine World Wide, Inc. .....................................          8,330           315,957
    #World Wrestling Entertainment, Inc. ............................         11,624           122,168
     Wyndham Worldwide Corp. ........................................         32,378         1,090,167
     Wynn Resorts, Ltd. .............................................          7,200           956,160
   #*Zale Corp. .....................................................         41,747           154,046
    *Zumiez, Inc. ...................................................         20,966           476,976
                                                                                       ---------------
Total Consumer Discretionary ........................................                      278,563,704
                                                                                       ---------------
Consumer Staples -- (5.0%)
     Alico, Inc. ....................................................          6,894           156,976
    *Alliance One International, Inc. ...............................         87,960           234,853
     Altria Group, Inc. .............................................         46,200         1,272,810
     Andersons, Inc. (The) ..........................................         17,811           657,582
     Archer-Daniels-Midland Co. .....................................         94,012         2,720,707
     Arden Group, Inc. Class A ......................................          1,288           116,834
    #B&G Foods, Inc. ................................................         41,320           876,810
   #*Boston Beer Co., Inc. Class A ..................................          3,300           291,984
     Bridgford Foods Corp. ..........................................          3,414            30,009
     Brown-Forman Corp. Class A .....................................          2,539           184,966
    #Brown-Forman Corp. Class B .....................................          3,250           242,873
     Bunge, Ltd. ....................................................         76,528         4,727,135
   .*Cagle's, Inc. Class A ..........................................          2,014             7,955
   #*Calavo Growers, Inc. ...........................................          8,820           199,067
     Cal-Maine Foods, Inc. ..........................................         18,650           621,418
     Casey's General Stores, Inc. ...................................         29,744         1,473,815
     CCA Industries, Inc. ...........................................          4,700            23,594
   #*Central European Distribution Corp. ............................         30,000           162,000
    *Central Garden & Pet Co. .......................................         21,139           182,852
    *Central Garden & Pet Co. Class A ...............................         39,325           345,667
    *Chiquita Brands International, Inc. ............................         69,280           615,206
     Church & Dwight Co., Inc. ......................................         13,600           600,848
     Coca-Cola Bottling Co. .........................................          7,087           397,722
     Coca-Cola Enterprises, Inc. ....................................         33,760           905,443
    #Coffee Holding Co., Inc. .......................................          1,900            19,836
     ConAgra Foods, Inc. ............................................         21,650           548,395
    *Constellation Brands, Inc. Class A .............................         32,364           654,400
    *Constellation Brands, Inc. Class B .............................          2,058            41,839
     Corn Products International, Inc. ..............................         35,860         1,739,210

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
     Costco Wholesale Corp. .........................................         15,824   $     1,317,348
   #*Craft Brewers Alliance, Inc. ...................................         17,128           112,188
     CVS Caremark Corp. .............................................        183,826         6,672,884
    *Darling International, Inc. ....................................         46,841           656,711
    *Dean Foods Co. .................................................        183,836         1,786,886
    #Diamond Foods, Inc. ............................................         13,303           874,672
   #*Dole Food Co., Inc. ............................................         86,020           910,092
     Dr. Pepper Snapple Group, Inc. .................................         11,225           420,376
    *Elizabeth Arden, Inc. ..........................................         24,213           830,022
    *Energizer Holdings, Inc. .......................................          6,412           473,141
     Farmer Brothers Co. ............................................         15,018            87,855
    #Flowers Foods, Inc. ............................................         30,076           607,234
   #*Fortune Brands, Inc. ...........................................         32,599         1,611,369
     Fresh Del Monte Produce, Inc. ..................................         62,154         1,582,441
     General Mills, Inc. ............................................         18,600           716,658
    *Golden Enterprises, Inc. .......................................          5,537            20,432
   #*Great Atlantic & Pacific Tea Co., Inc. (The) ...................         11,673             1,984
   #*Green Mountain Coffee Roasters, Inc. ...........................         15,900         1,033,818
    *Griffin Land & Nurseries, Inc. .................................          4,473           119,966
    *Hain Celestial Group, Inc. (The) ...............................         44,460         1,492,078
    *Hansen Natural Corp. ...........................................          1,200           106,908
    *Harbinger Group, Inc. ..........................................          8,293            42,626
   #*Heckmann Corp. .................................................        102,467           613,777
     Herbalife, Ltd. ................................................          8,800           548,768
    #Hormel Foods Corp. .............................................         18,128           534,232
    *IGI Labratories, Inc. ..........................................          1,128             1,218
    #Imperial Sugar Co. .............................................         11,761            79,622
     Ingles Markets, Inc. Class A ...................................         12,733           192,268
     Inter Parfums, Inc. ............................................         29,926           551,835
     J & J Snack Foods Corp. ........................................         15,421           795,261
     J.M. Smucker Co. ...............................................         58,872         4,534,321
    *John B. Sanfilippo & Son, Inc. .................................          6,541            56,253
     Kraft Foods, Inc. Class A ......................................        226,307         7,961,480
     Kroger Co. (The) ...............................................         21,515           498,718
    #Lancaster Colony Corp. .........................................          8,100           538,812
   #*Lifeway Foods, Inc. ............................................          4,839            51,003
    *Mannatech, Inc. ................................................         25,694            15,673
    #McCormick & Co., Inc. Non-Voting ...............................          8,162           396,347
     McCormick & Co., Inc. Voting ...................................          1,121            54,537
   #*Medifast, Inc. .................................................          8,480           139,411
     MGP Ingredients, Inc. ..........................................         16,841           110,477
     Molson Coors Brewing Co. Class A ...............................            603            25,854
     Molson Coors Brewing Co. Class B ...............................         83,723         3,544,832
     Nash-FInc.h Co. ................................................         13,620           358,478
    *National Beverage Corp. ........................................         27,276           461,510
    *Natural Alternatives International, Inc. .......................          4,748            28,963
    #Nu Skin Enterprises, Inc. Class A ..............................         18,507           935,159
    *Nutraceutical International Corp. ..............................         11,692           161,350
     Oil-Dri Corp. of America .......................................          6,773           135,799
    *Omega Protein Corp. ............................................         20,058           217,228
     Orchids Paper Products Co. .....................................          2,992            34,947
    *Overhill Farms, Inc. ...........................................         14,067            54,439
    *Pantry, Inc. ...................................................         23,562           333,167
    *Parlux Fragrances, Inc. ........................................         18,327            61,579
   #*PC Group, Inc. .................................................          4,397               130
     PepsiCo, Inc. ..................................................         15,495           975,410
     Philip Morris International, Inc. ..............................         36,900         2,578,203
    *Physicians Formula Holdings, Inc. ..............................         12,581            38,749
   #*Pilgrim's Pride Corp. ..........................................         58,893           296,821
    *Prestige Brands Holdings, Inc. .................................         65,760           695,741
     PriceSmart, Inc. ...............................................         15,122         1,149,877

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
     Procter & Gamble Co. (The) .....................................         97,417   $     6,233,714
    *RalCorp. Holdings, Inc. ........................................         30,764         2,486,962
    *Reddy Ice Holdings, Inc. .......................................          7,000             7,770
     Reliv' International, Inc. .....................................          4,579             6,823
    *Revlon, Inc. ...................................................         13,564           199,798
     Reynolds American, Inc. ........................................         18,274           706,838
     Rocky Mountain Chocolate Factory, Inc. .........................          5,450            46,816
     Ruddick Corp. ..................................................         22,106           966,253
    #Safeway, Inc. ..................................................         40,473           783,962
    #Sanderson Farms, Inc. ..........................................         19,913           985,694
     Sara Lee Corp. .................................................         44,300           788,540
    *Schiff Nutrition International, Inc. ...........................         15,961           195,043
    *Seneca Foods Corp. Class A .....................................          9,346           196,733
    *Seneca Foods Corp. Class B .....................................          1,251            25,658
    *Smart Balance, Inc. ............................................         66,282           434,147
    *Smithfield Foods, Inc. .........................................        149,827         3,425,045
     Snyders-Lance, Inc. ............................................         58,798         1,247,694
     Spartan Stores, Inc. ...........................................         23,342           399,615
    *Spectrum Brands Holdings, Inc. .................................         50,596         1,284,126
   #*Star Scientific, Inc. ..........................................          6,056            17,562
     Stephan Co. (The) ..............................................          1,500             3,465
    #SUPERVALU, Inc. ................................................        203,815         1,634,596
    *Susser Holdings Corp. ..........................................         17,636           387,287
    *Tofutti Brands, Inc. ...........................................            799             1,734
    #Tootsie Roll Industries, Inc. ..................................         22,210           550,142
    *TreeHouse Foods, Inc. ..........................................         30,736         1,885,346
     Tyson Foods, Inc. Class A ......................................        157,340         3,036,662
    *United Natural Foods, Inc. .....................................         22,654           827,098
     United-Guardian, Inc. ..........................................          1,621            24,266
    #Universal Corp. ................................................         24,518         1,049,861
   #*USANA Health Sciences, Inc. ....................................          4,673           161,686
    #Vector Group, Ltd. .............................................         16,973           298,216
     Village Super Market, Inc. .....................................          6,705           190,154
    #Walgreen Co. ...................................................         33,877         1,124,716
     Wal-Mart Stores, Inc. ..........................................         67,078         3,804,664
     WD-40 Co. ......................................................          8,742           384,823
     Weis Markets, Inc. .............................................         24,153           955,251
     Whole Foods Market, Inc. .......................................          6,869           495,392
    *Winn-Dixie Stores, Inc. ........................................         63,101           400,060
                                                                                       ---------------
Total Consumer Staples ..............................................                      108,946,956
                                                                                       ---------------
Energy -- (9.0%)
   #*Abraxas Petroleum Corp. ........................................         18,724            73,024
    *Adams Resources & Energy, Inc. .................................          4,112            97,454
     Alon USA Energy, Inc. ..........................................         36,497           277,377
   #*Alpha Natural Resources, Inc. ..................................         28,302           680,380
     Anadarko Petroleum Corp. .......................................         68,323         5,363,356
    #Apache Corp. ...................................................         27,580         2,747,795
   #*Approach Resources, Inc. .......................................         25,568           624,115
     Arch Coal, Inc. ................................................         18,267           332,825
   #*ATP Oil & Gas Corp. ............................................          7,387            77,933
    *Atwood Oceanics, Inc. ..........................................         23,935         1,022,982
     Baker Hughes, Inc. .............................................         29,739         1,724,565
    *Barnwell Industries, Inc. ......................................          7,497            25,565
    *Basic Energy Services, Inc. ....................................         38,789           711,390
     Berry Petroleum Co. Class A ....................................         33,301         1,150,550
    *Bill Barrett Corp. .............................................         45,594         1,896,710
    *BioFuel Energy Corp. ...........................................         35,208            17,604
    *Bolt Technology Corp. ..........................................          7,921            79,844
   #*BPZ Resources, Inc. ............................................         57,271           171,240
    *Brigham Exploration Co. ........................................         11,562           421,030

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
     Bristow Group, Inc. ............................................         36,693   $     1,826,578
     Cabot Oil & Gas Corp. ..........................................         11,100           862,692
    *Cal Dive International, Inc. ...................................         93,326           209,050
    *Callon Petroleum Co. ...........................................         33,747           158,948
    *Cameron International Corp. ....................................         17,238           847,075
    #CARBO Ceramics, Inc. ...........................................         12,100         1,643,785
   #*Carrizo Oil & Gas, Inc. ........................................         22,746           618,691
   #*Cheniere Energy, Inc. ..........................................         16,090           184,391
    #Chesapeake Energy Corp. ........................................         83,482         2,347,514
    #Chevron Corp. ..................................................        140,737        14,784,422
    #Cimarex Energy Co. .............................................         13,857           886,848
   #*Clayton Williams Energy, Inc. ..................................         10,200           666,468
   #*Clean Energy Fuels Corp. .......................................         36,455           430,898
   #*Cloud Peak Energy, Inc. ........................................         45,324         1,040,186
    *Cobalt International Energy, Inc. ..............................          2,400            24,768
    *Complete Production Services, Inc. .............................         33,161         1,087,681
   #*Comstock Resources, Inc. .......................................         47,845           872,693
   #*Concho Resources, Inc. .........................................         11,600         1,098,752
     ConocoPhillips .................................................        197,546        13,759,079
     Consol Energy, Inc. ............................................          6,771           289,528
    *Contango Oil & Gas Co. .........................................         14,036           903,076
   #*Continental Resources, Inc. ....................................            487            29,537
    *CREDO Petroleum Corp. ..........................................          9,336            90,092
    *Crimson Exploration, Inc. ......................................         41,084           122,430
     Crosstex Energy, Inc. ..........................................         49,305           642,444
    *CVR Energy, Inc. ...............................................         71,107         1,760,609
    *Dawson Geophysical Co. .........................................          7,781           224,871
     Delek US Holdings, Inc. ........................................         54,500           789,160
   #*Delta Petroleum Corp. ..........................................          1,301             2,914
    *Denbury Resources, Inc. ........................................        187,678         2,946,545
     Devon Energy Corp. .............................................         54,623         3,547,764
     DHT Holdings, Inc. .............................................         58,664            93,862
    #Diamond Offshore Drilling, Inc. ................................          8,799           576,686
    *Double Eagle Petroleum Co. .....................................         10,474            93,009
   #*Dresser-Rand Group, Inc. .......................................         11,100           537,240
    *Dril-Quip, Inc. ................................................          7,700           501,270
   #*Endeavour International Corp. ..................................         36,048           334,525
     Energen Corp. ..................................................          6,161           302,259
    *Energy Partners, Ltd. ..........................................         40,613           582,390
    *ENGlobal Corp. .................................................         25,261            65,931
    #EOG Resources, Inc. ............................................         18,162         1,624,228
    *Evolution Petroleum Corp. ......................................         11,191            77,330
    #EXCO Resources, Inc. ...........................................         27,348           344,858
   #*Exterran Holdings, Inc. ........................................         59,483           565,089
     Exxon Mobil Corp. ..............................................        184,915        14,440,012
    *FieldPoint Petroleum Corp. .....................................          2,586             6,749
    *FMC Technologies, Inc. .........................................          3,200           143,424
    *Forest Oil Corp. ...............................................         11,992           139,827
   #*FX Energy, Inc. ................................................         17,276           102,274
   #*General Maritime Corp. .........................................         40,974            10,653
   #*Geokinetics, Inc. ..............................................         13,810            45,159
   #*GeoResources, Inc. .............................................         23,593           626,158
    *Global Industries, Ltd. ........................................        108,216           860,317
   #*GMX Resources, Inc. ............................................         49,722           124,305
   #*Goodrich Petroleum Corp. .......................................          5,489            87,001
   #*Green Plains Renewable Energy, Inc. ............................         36,814           385,074
     Gulf Island Fabrication, Inc. ..................................         14,176           394,802
    *Gulfmark Offshore, Inc. Class A ................................         26,242         1,091,405
    *Gulfport Energy Corp. ..........................................         25,213           785,133
    *Harvest Natural Resources, Inc. ................................         50,500           538,835
    *Helix Energy Solutions Group, Inc. .............................        105,254         1,900,887

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
     Helmerich & Payne, Inc. ........................................         22,700   $     1,207,186
    *Hercules Offshore, Inc. ........................................        136,323           516,664
     Hess Corp. .....................................................         42,188         2,639,281
    *HKN, Inc. ......................................................         10,699            23,110
     HollyFrontier Corp. ............................................        137,868         4,231,169
    *Hornbeck Offshore Services, Inc. ...............................         29,036           953,542
    #Houston American Energy Corp. ..................................          1,980            31,007
    *Infinity, Inc. .................................................          6,600             7,854
   #*ION Geophysical Corp. ..........................................        101,128           770,595
   #*James River Coal Co. ...........................................         23,813           246,465
    *Key Energy Services, Inc. ......................................        116,478         1,506,061
    *Lone Pine Resources, Inc. ......................................          7,344            55,300
   #*Lucas Energy, Inc. .............................................         13,872            23,721
     Lufkin Industries, Inc. ........................................         22,062         1,303,644
     Marathon Oil Corp. .............................................        108,492         2,824,047
     Marathon Petroleum Corp. .......................................         47,754         1,714,369
    *Matrix Service Co. .............................................         26,241           278,679
    *McDermott International, Inc. ..................................         12,791           140,445
   #*McMoran Exploration Co. ........................................          5,808            70,741
    *Mexco Energy Corp. .............................................          1,236             8,442
    *Mitcham Industries, Inc. .......................................         11,965           174,450
     Murphy Oil Corp. ...............................................         99,687         5,519,669
    *Nabors Industries, Ltd. ........................................        141,649         2,596,426
     National Oilwell Varco, Inc. ...................................         52,347         3,733,912
    *Natural Gas Services Group, Inc. ...............................         13,910           191,402
    *Newfield Exploration Co. .......................................         15,700           632,082
    *Newpark Resources, Inc. ........................................         86,694           774,177
    #Noble Energy, Inc. .............................................         12,000         1,072,080
    *Oasis Petroleum, Inc. ..........................................            453            13,291
     Occidental Petroleum Corp. .....................................         27,600         2,565,144
    #Oceaneering International, Inc. ................................          7,200           301,176
    *Oil States International, Inc. .................................         33,148         2,307,432
    #Overseas Shipholding Group, Inc. ...............................         29,609           369,520
    *OYO Geospace Corp. .............................................          3,568           280,373
     Panhandle Oil & Gas, Inc. ......................................          7,429           247,534
    *Parker Drilling Co. ............................................        120,502           666,376
   #*Patriot Coal Corp. .............................................         57,536           722,652
     Patterson-UTI Energy, Inc. .....................................        127,103         2,582,733
     Peabody Energy Corp. ...........................................          9,200           399,004
    #Penn Virginia Corp. ............................................         36,651           223,205
    *Petroleum Development Corp. ....................................         22,819           595,804
   #*PetroQuest Energy, Inc. ........................................         59,600           434,484
    *PHI, Inc. Non-Voting ...........................................         12,314           271,770
    *PHI, Inc. Voting ...............................................          1,053            22,192
    *Pioneer Drilling Co. ...........................................         55,575           549,637
     Pioneer Natural Resources Co. ..................................         29,180         2,448,202
    *Plains Exploration & Production Co. ............................        109,438         3,447,297
    *PostRock Energy Corp. ..........................................          1,100             4,840
    *Pyramid Oil Co. ................................................          2,368             8,548
     QEP Resources, Inc. ............................................         31,429         1,117,301
   #*Quicksilver Resources, Inc. ....................................         18,305           140,948
    #Range Resources Corp. ..........................................         10,900           750,356
    *REX American Resources Corp. ...................................         14,600           266,304
   #*Rex Energy Corp. ...............................................         43,676           676,104
    *Rosetta Resources, Inc. ........................................         45,496         2,017,293
    *Rowan Cos., Inc. ...............................................         93,148         3,212,675
   #*Royale Energy, Inc. ............................................          3,000             9,330
    #RPC, Inc. ......................................................         76,125         1,413,641
   #*SandRidge Energy, Inc. .........................................         57,119           437,532
     Schlumberger, Ltd. .............................................         18,540         1,362,134
     SEACOR Holdings, Inc. ..........................................         19,988         1,701,978

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *SemGroup Corp. Class A .........................................         35,769   $     1,000,817
    #Ship Finance International, Ltd. ...............................         65,912           943,201
     SM Energy Co. ..................................................         31,532         2,614,318
     Southern Union Co. .............................................         12,700           533,781
   #*Southwestern Energy Co. ........................................          7,400           311,096
    #Spectra Energy Corp. ...........................................          4,800           137,424
    *Stone Energy Corp. .............................................         44,184         1,073,229
    #Sunoco, Inc. ...................................................         44,940         1,673,116
   #*Superior Energy Services, Inc. .................................         40,305         1,133,377
    *Swift Energy Co. ...............................................         40,726         1,247,030
   #*Syntroleum Corp. ...............................................          2,427             2,039
     Teekay Corp. ...................................................         61,950         1,595,832
   #*Tesco Corp. ....................................................         34,409           532,307
    *Tesoro Corp. ...................................................        126,718         3,287,065
    *Tetra Technologies, Inc. .......................................         66,793           634,534
    *TGC Industries, Inc. ...........................................         17,086            95,340
     Tidewater, Inc. ................................................         46,666         2,297,367
    *Toreador Resources Corp. .......................................          9,462            30,752
    *Transocean, Ltd. ...............................................         15,080           861,822
   #*Tri-Valley Corp. ...............................................          5,446               969
    *Ultra Petroleum Corp. ..........................................          4,361           138,941
    *Union Drilling, Inc. ...........................................         24,017           179,887
    *Unit Corp. .....................................................         43,354         2,126,947
   #*Uranium Energy Corp. ...........................................          7,998            26,873
   #*USEC, Inc. .....................................................        117,103           245,916
    *VAALCO Energy, Inc. ............................................         63,631           433,327
     Valero Energy Corp. ............................................        132,720         3,264,912
    *Venoco, Inc. ...................................................          9,621            93,709
    *Verenium Corp. .................................................          1,741             4,387
   #*Voyager Oil & Gas, Inc. ........................................          4,665            12,875
    #W&T Offshore, Inc. .............................................         39,300           773,817
    *Warren Resources, Inc. .........................................         68,749           215,184
    *Weatherford International, Ltd. ................................         53,751           833,141
   #*Western Refining, Inc. .........................................         87,206         1,393,552
    *Westmoreland Coal Co. ..........................................          2,630            28,956
    *Whiting Petroleum Corp. ........................................         14,212           661,569
    *Willbros Group, Inc. ...........................................         46,518           236,777
     World Fuel Services Corp. ......................................         27,754         1,105,997
   #*Zion Oil & Gas, Inc. ...........................................         20,967            61,014
                                                                                       ---------------
Total Energy ........................................................                      196,232,447
                                                                                       ---------------
Financials -- (19.7%)
    *1st Constitution BanCorp .......................................          2,284            15,600
     1st Source Corp. ...............................................         22,865           549,675
    *1st United Bancorp, Inc. .......................................         25,437           131,764
    *21st Century Holding Co. .......................................          6,300            15,372
    *Access National Corp. ..........................................          8,706            71,389
     ACE, Ltd. ......................................................         43,618         3,147,039
     Advance America Cash Advance Centers, Inc. .....................         59,638           502,748
    *Affiliated Managers Group, Inc. ................................          3,992           369,699
    *Affirmative Insurance Holdings, Inc. ...........................          8,781            12,469
    #Aflac, Inc. ....................................................         21,967           990,492
    *Allegheny Corp. ................................................          7,542         2,393,227
     Alliance Bancorp, Inc. of Pennsylvania .........................          3,932            38,219
    #Alliance Financial Corp. .......................................          4,463           137,416
     Allied World Assurance Co. Holdings Ltd. .......................         41,779         2,427,360
     Allstate Corp. (The) ...........................................         86,740         2,284,732
     Alterra Capital Holdings, Ltd. .................................         77,915         1,689,197
    *Altisource Portfolio Solutions SA ..............................         11,202           450,881
    *American Capital, Ltd. .........................................        305,835         2,376,338
     American Equity Investment Life Holding Co. ....................         58,900           638,476

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     American Express Co. ...........................................         15,630   $       791,191
     American Financial Group, Inc. .................................        129,237         4,630,562
    *American Independence Corp. ....................................          3,056            14,348
    *American International Group, Inc. .............................          4,903           121,055
     American National Bankshares, Inc. .............................          5,991           112,152
     American National Insurance Co. ................................         21,779         1,556,327
    *American River Bankshares ......................................          4,649            23,152
    *American Safety Insurance Holdings, Ltd. .......................         10,302           210,264
    *American Spectrum Realty, Inc. .................................            400             4,692
     Ameriprise Financial, Inc. .....................................         52,679         2,459,056
    *Ameris BanCorp .................................................         23,182           232,979
    *AMERISAFE, Inc. ................................................         19,365           417,316
    *AmeriServe Financial, Inc. .....................................         17,822            34,753
     AmTrust Financial Services, Inc. ...............................         50,689         1,286,487
   #*Anchor BanCorp. Wisconsin, Inc. ................................            402               205
    *Ante5, Inc. ....................................................          4,665             4,199
     Aon Corp. ......................................................         21,179           987,365
    *Arch Capital Group, Ltd. .......................................         79,134         2,846,450
     Argo Group International Holdings, Ltd. ........................         30,209           912,010
    #Arrow Financial Corp. ..........................................         11,022           257,253
     Aspen Insurance Holdings, Ltd. .................................         68,102         1,804,022
    *Asset Acceptance Capital Corp. .................................         28,846            86,538
     Associated Banc-Corp ...........................................        150,251         1,675,299
     Assurant, Inc. .................................................         69,574         2,681,382
     Assured Guaranty, Ltd. .........................................        144,107         1,835,923
     Asta Funding, Inc. .............................................         12,881           103,821
    #Astoria Financial Corp. ........................................         97,621           810,254
     Atlantic American Corp. ........................................          5,179             9,478
    *Atlantic Coast Financial Corp. .................................          1,357             1,900
     Auburn National Bancorporation, Inc. ...........................          1,260            24,368
    *Avatar Holdings, Inc. ..........................................         11,482           109,079
     Axis Capital Holdings, Ltd. ....................................         83,801         2,627,161
     Baldwin & Lyons, Inc. Class A ..................................          1,285            30,686
     Baldwin & Lyons, Inc. Class B ..................................         10,961           252,432
     BancFirst Corp. ................................................         14,198           549,463
     BanCorp. Rhode Island, Inc. ....................................          4,501           196,244
    *Bancorp, Inc. ..................................................         37,073           298,067
    #BanCorp.South, Inc. ............................................         67,706           661,488
    *BancTrust Financial Group, Inc. ................................         12,417            20,240
     Bank Mutual Corp. ..............................................         46,438           154,639
     Bank of America Corp. ..........................................      1,252,365         8,553,653
     Bank of Commerce Holdings ......................................          5,415            18,682
    #Bank of Hawaii Corp. ...........................................         16,030           676,947
     Bank of Kentucky Financial Corp. ...............................          4,629            99,986
     Bank of New York Mellon Corp. (The) ............................        168,407         3,583,701
     Bank of the Ozarks, Inc. .......................................         28,420           706,805
    *BankAtlantic Bancorp, Inc. Class A .............................          6,124            14,514
     BankFinancial Corp. ............................................         26,672           213,376
     Banner Corp. ...................................................         18,068           317,455
     Bar Harbor Bankshares ..........................................          3,701           105,516
     BB&T Corp. .....................................................        100,789         2,352,415
     BCB Bancorp, Inc. ..............................................          7,110            69,323
    *BCSB Bancorp, Inc. .............................................          1,425            16,530
     Beacon Federal Bancorp, Inc. ...................................          4,497            62,958
    *Beneficial Mutual Bancorp, Inc. ................................         68,511           562,475
    *Berkshire Bancorp, Inc. ........................................          2,025            13,406
     Berkshire Hills Bancorp, Inc. ..................................         20,640           413,213
     BGC Partners, Inc. Class A .....................................          3,900            26,715
     BlackRock, Inc. ................................................         13,239         2,088,982
    *BNCCORP., Inc. .................................................            700             2,100
    *BofI Holding, Inc. .............................................          9,915           151,700

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    #BOK Financial Corp. ............................................         14,722   $       768,783
     Boston Private Financial Holdings, Inc. ........................         78,648           596,152
    #Bridge Bancorp, Inc. ...........................................          3,763            72,438
    *Bridge Capital Holdings ........................................          6,459            71,243
     Brookline Bancorp, Inc. ........................................         63,935           534,497
    *Brooklyn Federal Bancorp, Inc. .................................          6,039             4,710
     Brown & Brown, Inc. ............................................         58,562         1,293,049
     Bryn Mawr Bank Corp. ...........................................         12,255           225,002
     C&F Financial Corp. ............................................          1,936            45,109
     Calamos Asset Management, Inc. Class A .........................         22,334           278,952
     California First National BanCorp ..............................          6,388           106,488
    *Camco Financial Corp. ..........................................          3,400             4,080
     Camden National Corp. ..........................................          7,338           217,792
    *Cape Bancorp, Inc. .............................................          4,109            31,228
    *Capital Bank Corp. .............................................          4,254             8,933
     Capital City Bank Group, Inc. ..................................         16,811           171,304
     Capital One Financial Corp. ....................................         62,719         2,863,750
     Capital Properties, Inc. Class A ...............................            154             1,304
     .Capital Properties, Inc. Class B ..............................            154                --
     Capital Southwest Corp. ........................................          3,542           311,731
     CapitalSource, Inc. ............................................        299,252         1,903,243
     Capitol Federal Financial, Inc. ................................        134,205         1,488,333
     Cardinal Financial Corp. .......................................         29,059           312,094
    *Carolina Bank Holdings, Inc. ...................................          1,000             2,640
     Carrollton BanCorp .............................................            627             1,731
   #*Carver Bancorp, Inc. ...........................................            500               200
    #Cash America International, Inc. ...............................         25,410         1,391,198
     Cathay General BanCorp .........................................         77,355         1,082,196
   #*CBRE Group, Inc. ...............................................          2,800            49,784
    #Center Bancorp, Inc. ...........................................         15,805           146,670
    *Center Financial Corp. .........................................         36,819           241,901
     Centerstate Banks, Inc. ........................................         24,012           136,388
     Central Bancorp, Inc. ..........................................            713            13,126
    *Central Pacific Financial Corp. ................................          2,600            31,694
     Century Bancorp, Inc. Class A ..................................          2,971            80,425
     CFS Bancorp, Inc. ..............................................          1,879             9,170
    #Charles Schwab Corp. (The) .....................................         18,517           227,389
     Charter Financial Corp. ........................................            243             2,277
    #Chemical Financial Corp. .......................................         26,323           529,882
    *Chicopee Bancorp, Inc. .........................................          5,278            73,417
    #Chubb Corp. (The) ..............................................         45,208         3,031,196
    #Cncinnati Financial Corp. ......................................         97,478         2,821,013
    *CIT Group, Inc. ................................................         99,604         3,471,199
     Citigroup, Inc. ................................................        176,896         5,588,145
    *Citizens Community Bancorp, Inc. ...............................          3,663            18,755
    *Citizens First Corp. ...........................................          1,000             6,170
     Citizens Holding Co. ...........................................          2,106            37,645
    *Citizens Republic Bancorp, Inc. ................................            955             8,605
     Citizens South Banking Corp. ...................................          6,693            27,441
    *Citizens, Inc. .................................................         49,174           385,524
    #City Holding Co. ...............................................         15,076           495,397
    #City National Corp. ............................................         42,730         1,812,607
     CKX Lands, Inc. ................................................          1,400            17,150
     Clifton Savings Bancorp, Inc. ..................................         24,937           253,859
     CME Group, Inc. ................................................          9,119         2,512,832
     CNA Financial Corp. ............................................        132,179         3,515,961
     CNB Financial Corp. ............................................          7,555           108,188
    *CNO Financial Group, Inc. ......................................        261,396         1,633,725
     CoBiz Financial, Inc. ..........................................         36,926           195,708
     Codorus Valley Bancorp, Inc. ...................................          1,838            16,450
    #Cohen & Steers, Inc. ...........................................          5,916           160,738

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Colonial Financial Services, Inc. ..............................          2,714   $        33,314
    *Colony BankCorp., Inc. .........................................          3,099             7,190
    #Columbia Banking System, Inc. ..................................         39,914           761,160
     Comerica, Inc. .................................................        109,515         2,798,108
    #Commerce Bancshares, Inc. ......................................         21,382           829,622
     Commercial National Financial Corp. ............................          1,413            30,365
   #*Commonwealth Bankshares, Inc. ..................................          5,988                30
    #Community Bank System, Inc. ....................................         35,275           901,629
    *Community Capital Corp. ........................................          3,397             9,172
     Community Trust Bancorp, Inc. .................................         14,949           423,505
    *Community West Bancshares ......................................          2,000             4,800
   #*CompuCredit Holdings Corp. .....................................         31,176            97,269
    *Consolidated-Tokoma Land Co. ...................................          5,661           169,547
    *Consumer Portfolio Services, Inc. ..............................          8,702             8,484
    *Cowen Group, Inc. ..............................................         61,810           168,123
     Crawford & Co. Class A .........................................         28,328           133,991
     Crawford & Co. Class B .........................................         14,955           106,330
    *Credit Acceptance Corp. ........................................         11,014           759,085
    *Crescent Financial Corp. .......................................          7,265            30,731
    #Cullen Frost Bankers, Inc. .....................................         29,396         1,441,580
    #CVB Financial Corp. ............................................         92,233           895,582
     Delphi Financial Group, Inc. Class A ...........................         48,724         1,290,212
   #*DFC Global Corp. ...............................................         29,880           654,970
    *Diamond Hill Investment Group, Inc. ............................            900            67,752
     Dime Community Bancshares, Inc. ................................         35,346           421,324
     Discover Financial Services ....................................        102,363         2,411,672
     Donegal Group, Inc. Class A ....................................         20,538           257,136
     Donegal Group, Inc. Class B ....................................          3,821            63,887
    *Doral Financial Corp. ..........................................         15,659            18,791
     Duff & Phelps Corp. ............................................         16,659           211,403
    *E*Trade Financial Corp. ........................................        221,367         2,401,832
     Eagle BanCorp. Montana, Inc. ...................................            514             5,279
     East West Bancorp, Inc. ........................................        117,718         2,291,969
     Eastern Insurance Holdings, Inc. ...............................          8,565           113,401
     Eastern Virginia Bankshares, Inc. ..............................          2,937             5,580
    #Eaton Vance Corp. ..............................................          1,900            49,951
     ECB Bancorp, Inc. ..............................................          1,170            13,057
     Edelman Financial Group, Inc. ..................................         24,395           169,301
   #*eHealth, Inc. ..................................................         21,726           322,631
     EMC Insurance Group, Inc. ......................................         12,213           237,421
     Employers Holdings, Inc. .......................................         38,659           627,049
    *Encore Bancshares, Inc. ........................................         10,086           118,611
    *Encore Capital Group, Inc. .....................................         22,894           620,198
     Endurance Specialty Holdings, Ltd. .............................         60,188         2,238,994
    *Enstar Group, Ltd. .............................................         12,175         1,119,735
    *Enterprise Bancorp, Inc. .......................................          5,554            79,978
     Enterprise Financial Services Corp. ............................         16,357           252,389
     Epoch Holding Corp. ............................................          7,601           156,581
     Erie Indemnity Co. .............................................         10,793           852,107
     ESB Financial Corp. ............................................         13,101           181,449
     ESSA Bancorp, Inc. .............................................         17,135           189,170
     Evans Bancorp, Inc. ............................................          2,412            29,113
     Evercore Partners, Inc. Class A ................................          5,577           153,033
     Everest Re Group, Ltd. .........................................         28,193         2,535,115
    *EZCORP, Inc. ...................................................         25,874           718,780
    #F.N.B. Corp. ...................................................        146,318         1,476,349
    *Farmers Capital Bank Corp. .....................................          5,212            21,369
     FBL Financial Group, Inc. Class A ..............................         30,163           984,822
     Federal Agricultural Mortgage Corp. Class A ....................            564             7,591
     Federal Agricultural Mortgage Corp. Class C ....................          9,329           188,259
    #Federated Investors, Inc. Class B ..............................          3,300            64,482

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Fidelity Bancorp, Inc. .........................................            628   $         5,200
     Fidelity National Financial, Inc. Class A ......................        205,775         3,177,166
    #Fidelity Southern Corp. ........................................          8,827            58,258
     Fifth Third BanCorp ............................................        243,894         2,929,167
     Financial Institutions, Inc. ...................................         13,170           215,725
    *First Acceptance Corp. .........................................         27,407            36,725
     First Advantage BanCorp ........................................          2,902            36,478
     First American Financial Corp. .................................        102,015         1,224,180
     First BanCorp ..................................................         15,597           197,770
     .First Bancorp of Indiana, Inc. ................................            200             1,901
   #*First Bancorp, Inc. ............................................          9,162           131,841
    *First Bancshares, Inc. .........................................            700             3,602
     First Bancshares, Inc. (The) ...................................            222             1,776
     First Busey Corp. ..............................................         83,731           427,028
     First Business Financial Services, Inc. ........................          2,134            34,315
    *First California Financial Group, Inc. .........................         25,916            84,745
    *First Cash Financial Services, Inc. ............................         10,705           444,258
     First Citizens BancShares, Inc. Class A ........................          8,516         1,388,534
     First Commonwealth Financial Corp. .............................         98,552           454,325
     First Community Bancshares, Inc. ...............................         16,247           195,126
    *First Defiance Financial Corp. .................................          8,566           121,723
   #*First Federal Bancshares of Arkansas, Inc. .....................          5,224            29,307
    *First Federal of Northern Michigan Bancorp, Inc. ...............            800             2,840
     First Financial BanCorp ........................................         52,700           864,280
    #First Financial Bankshares, Inc. ...............................         17,754           563,867
     First Financial Corp. ..........................................         13,051           428,856
     First Financial Holdings, Inc. .................................         15,073           112,294
    *First Financial Northwest, Inc. ................................         16,619            92,069
    *First Financial Service Corp. ..................................          1,670             2,438
     First Horizon National Corp. ...................................        218,289         1,525,840
     First Interstate Bancsystem, Inc. ..............................          3,223            40,739
     First M&F Corp. ................................................          5,935            18,755
    *First Marblehead Corp. (The) ...................................         14,664            14,077
   #*First Mariner Bancorp, Inc. ....................................          1,155               185
     First Merchants Corp. ..........................................         27,703           223,286
     First Midwest Bancorp, Inc. ....................................         72,752           655,496
     First Niagara Financial Group, Inc. ............................        287,675         2,643,733
     First Pactrust Bancorp, Inc. ...................................         10,072           126,706
    *First Place Financial Corp. ....................................         19,510            16,396
    *First Security Group, Inc. .....................................          1,040             3,120
    *First South Bancorp, Inc. ......................................          7,807            31,228
    #First United Corp. .............................................          3,697            13,753
     First West Virginia Bancorp, Inc. ..............................            766            11,448
     Firstbank Corp. ................................................          5,196            26,188
    *FirstCity Financial Corp. ......................................          7,369            46,941
    #FirstMerit Corp. ...............................................        106,272         1,488,871
    *Flagstar Bancorp, Inc. .........................................          1,720             1,307
     Flagstone Reinsurance Holdings SA ..............................         69,584           590,768
     Flushing Financial Corp. .......................................         31,014           380,232
    *FNB United Corp. ...............................................          6,706             1,536
   #*Forest City Enterprises, Inc. Class A ..........................         48,105           658,076
    *Forest City Enterprises, Inc. Class B ..........................          8,317           112,862
    *Forestar Group, Inc. ...........................................         33,464           435,032
     Fox Chase Bancorp, Inc. ........................................         19,610           248,263
     Franklin Resources, Inc. .......................................          4,267           454,990
     Fulton Financial Corp. .........................................        191,981         1,812,301
     GAINSCO, Inc. ..................................................          1,497            10,891
     Gallagher (Arthur J.) & Co. ....................................         11,866           366,659
    #GAMCO Investors, Inc. ..........................................          3,733           175,824
    *Genworth Financial, Inc. Class A ...............................        237,177         1,513,189
    #German American Bancorp, Inc. ..................................         12,000           208,440

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     GFI Group, Inc. ................................................        109,215   $       471,809
    #Glacier Bancorp, Inc. .........................................         71,411           810,515
    *Gleacher & Co., Inc. ...........................................         66,170            84,698
    *Global Indemnity P.L.C. ........................................         16,912           341,453
     Goldman Sachs Group, Inc. (The) ................................         43,159         4,728,068
    #Great Southern Bancorp, Inc. ...................................         13,291           264,358
    *Greene Bancshares, Inc. ........................................         11,638            16,060
    #Greenhill & Co., Inc. ..........................................          3,600           136,008
    *Greenlight Capital Re, Ltd. Class A ............................         30,035           676,689
    *Guaranty BanCorp ...............................................         14,835            19,731
    *Guaranty Federal Bancshares, Inc. ..............................          1,886            10,769
    *Hallmark Financial Services, Inc. ..............................         22,381           173,677
     Hampden Bancorp, Inc. ..........................................          4,725            59,299
   #*Hampton Roads Bankshares, Inc. .................................            280             1,229
     Hancock Holding Co. ............................................         76,088         2,305,466
    *Hanmi Financial Corp. ..........................................         27,952            27,952
     Hanover Insurance Group, Inc. (The) ............................         50,046         1,909,755
     Harleysville Group, Inc. .......................................         26,286         1,544,565
    *Harleysville Savings Financial Corp. ...........................          2,920            42,778
    *Harris & Harris Group, Inc. ....................................         29,482           115,864
    #Hartford Financial Services Group, Inc. ........................        180,549         3,475,568
     Hawthorn Bancshares, Inc. ......................................          1,958            11,474
     HCC Insurance Holdings, Inc. ...................................        100,901         2,684,976
     Heartland Financial USA, Inc. ..................................         16,865           263,600
    *Heritage Commerce Corp. ........................................         21,259           102,681
     Heritage Financial Corp. .......................................         11,632           146,680
     Heritage Financial Group, Inc. .................................          5,663            59,858
     HF Financial Corp. .............................................          4,200            38,976
    *HFF, Inc. ......................................................          6,312            69,432
    *Hilltop Holdings, Inc. .........................................         54,145           426,663
    *Hingham Institution for Savings ................................            872            41,821
    *HMN Financial, Inc. ............................................          1,450             2,697
    *Home Bancorp, Inc. .............................................          7,010           103,047
     Home Bancshares, Inc. ..........................................         26,100           612,045
     Home Federal Bancorp, Inc. .....................................         18,329           184,206
     Homeowners Choice, Inc. ........................................          3,507            27,775
     HopFed Bancorp, Inc. ...........................................          2,207            13,308
     Horace Mann Educators Corp. ....................................         43,104           579,749
     Horizon BanCorp ................................................          2,338            59,315
   #*Horizon Financial Corp. ........................................          6,509                33
     Hudson City Bancorp, Inc. ......................................        123,178           769,863
     Hudson Valley Holding Corp. ....................................         14,798           321,413
     Huntington Bancshares, Inc. ....................................        423,269         2,192,533
    #IBERIABANK Corp. ...............................................         27,403         1,417,283
    *ICG Group, Inc. ................................................         36,244           391,073
     Independence Holding Co. .......................................         13,646           113,125
    *Independent Bank Corp. (45383609) ..............................          7,338            12,621
    #Independent Bank Corp. (453836108) .............................         21,010           544,579
     Indiana Community BanCorp ......................................          2,971            45,070
     Infinity Property & Casualty Corp. .............................         13,328           772,491
     Interactive Brokers Group, Inc. Class A ........................         41,789           642,715
   #*IntercontinentalExchange, Inc. .................................          5,100           662,388
    *Intergroup Corp. (The) .........................................            235             4,731
     International Bancshares Corp. .................................         72,823         1,319,553
    *Intervest Bancshares Corp. .....................................         18,510            51,643
    *INTL FCStone, Inc. .............................................         17,696           428,951
     Invesco, Ltd. ..................................................        224,753         4,510,793
    *Investment Technology Group, Inc. ..............................         38,795           442,651
    *Investors Bancorp, Inc. ........................................        113,113         1,570,008
    *Investors Capital Holdings, Ltd. ...............................          4,038            19,685
    *Investors Title Co. ............................................          1,606            58,089

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Janus Capital Group, Inc. ......................................         62,496   $       409,974
    #Jefferies Group, Inc. ..........................................         22,500           298,350
    *Jefferson Bancshares, Inc. .....................................          2,270             6,583
     JMP Group, Inc. ................................................         20,821           154,492
     Jones Lang LaSalle, Inc. .......................................          6,476           418,479
     JPMorgan Chase & Co. ...........................................        570,669        19,836,454
     Kaiser Federal Financial Group, Inc. ...........................          9,210           108,310
    #KBW, Inc. ......................................................         27,097           383,694
     Kearny Financial Corp. .........................................         57,758           561,985
     Kemper Corp. ...................................................         67,798         1,823,088
    #Kennedy-Wilson Holdings, Inc. ..................................          4,299            53,394
     Kentucky First Federal BanCorp .................................          2,320            14,314
     KeyCorp ........................................................        471,203         3,326,693
    *Knight Capital Group, Inc. Class A .............................        107,046         1,337,005
    #Lake Shore Bancorp, Inc. .......................................            235             2,258
     Lakeland Bancorp, Inc. .........................................         24,962           231,897
     Lakeland Financial Corp. .......................................         16,587           396,263
     Landmark Bancorp, Inc. .........................................          1,734            27,302
    #Legg Mason, Inc. ...............................................         75,470         2,075,425
   #*Leucadia National Corp. ........................................         94,319         2,530,579
     Life Partners Holdings, Inc. ...................................          8,447            58,031
    #Lincoln National Corp. .........................................        152,570         2,906,458
     LNB Bancorp, Inc. ..............................................          9,079            40,765
     Loews Corp. ....................................................         67,067         2,662,560
    *Louisiana Bancorp, Inc. ........................................          3,003            48,468
    *LSB Financial Corp. ............................................            426             6,177
    #M&T Bank Corp. .................................................         35,911         2,733,186
   #*Macatawa Bank Corp. ............................................         31,196            83,293
    *Magyar Bancorp, Inc. ...........................................          1,971             5,814
     Maiden Holdings, Ltd. ..........................................         67,671           551,519
     MainSource Financial Group, Inc. ...............................         19,290           180,940
     Malvern Federal Bancorp, Inc. ..................................            225             1,344
    *Markel Corp. ...................................................          3,115         1,203,948
     MarketAxess Holdings, Inc. .....................................         31,222           912,619
    *Marlin Business Services Corp. .................................         12,062           142,211
     Marsh & McLennan Cos., Inc. ....................................         24,200           741,004
    *Maui Land & Pineapple Co., Inc. ................................          4,186            18,377
     Mayflower Bancorp, Inc. ........................................            500             4,125
     MB Financial, Inc. .............................................         52,998           878,177
   #*MBIA, Inc. .....................................................        250,743         2,206,538
    *MBT Financial Corp. ............................................          9,522            12,188
     MCG Capital Corp. ..............................................         95,236           441,895
    #Meadowbrook Insurance Group, Inc. ..............................         73,592           762,413
     Medallion Financial Corp. ......................................         17,364           206,632
    *Mercantile Bancorp, Inc. .......................................          3,683             1,842
    *Mercantile Bank Corp. ..........................................          7,390            67,471
     Merchants Bancshares, Inc. .....................................          6,388           181,866
     Mercury General Corp. ..........................................         42,272         1,830,378
    *Meridian Interstate Bancorp, Inc. ..............................         16,680           217,340
     Meta Financial Group, Inc. .....................................          2,141            32,436
    *MetLife, Inc. ..................................................        141,103         4,961,181
    *Metro Bancorp, Inc. ............................................         15,320           126,696
    *MetroCorp. Bancshares, Inc. ....................................          7,245            45,499
  .#*MF Global Holdings, Ltd. .......................................        127,866            76,720
    *MGIC Investment Corp. ..........................................        128,609           342,100
     MicroFinancial, Inc. ...........................................          9,680            54,692
     Mid Penn Bancorp, Inc. .........................................            778             5,835
     MidSouth Bancorp, Inc. .........................................          8,676           119,121
     MidWestOne Financial Group, Inc. ...............................          6,846            97,898
     Montpelier Re Holdings, Ltd. ...................................         69,312         1,212,960
     Morgan Stanley .................................................        185,483         3,271,920

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     MSB Financial Corp. ............................................            600   $         2,847
   #*MSCI, Inc. .....................................................            252             8,414
     MutualFirst Financial, Inc. ....................................          5,151            38,478
    *Nara Bancorp, Inc. .............................................         41,111           348,621
    *NASDAQ OMX Group, Inc. (The) ...................................        117,730         2,949,136
    *National Financial Partners Corp. ..............................         42,075           575,165
     National Interstate Corp. ......................................         18,161           483,083
    #National Penn Bancshares, Inc. .................................        151,296         1,180,109
     National Security Group, Inc. ..................................            419             4,431
     National Western Life Insurance Co. Class A ....................          2,337           335,990
     Naugatuck Valley Financial Corp. ...............................            989             7,516
    *Navigators Group, Inc. (The) ...................................         17,189           784,162
     NBT Bancorp, Inc. ..............................................         30,887           664,688
     Nelnet, Inc. Class A ...........................................         36,755           789,497
    *New Century Bancorp, Inc. ......................................          2,187             6,102
     New England Bancshares, Inc. ...................................          4,895            48,999
     New Hampshire Thrift Bancshares, Inc. ..........................          4,833            54,951
    #New York Community Bancorp, Inc. ...............................        162,068         2,157,125
    *NewBridge BanCorp ..............................................         12,686            50,744
    *Newport Bancorp, Inc. ..........................................            641             7,955
    *NewStar Financial, Inc. ........................................         49,042           525,730
    #Nicholas Financial, Inc. .......................................          3,515            39,930
    *North Valley BanCorp ...........................................            460             4,646
     Northeast BanCorp ..............................................            118             1,504
     Northeast Community Bancorp, Inc. ..............................          9,104            52,621
    #Northern Trust Corp. ...........................................         15,311           619,636
    #Northfield Bancorp, Inc. ......................................         41,001           566,224
     Northrim Bancorp, Inc. ........................................          5,792           109,758
     Northwest Bancshares, Inc. .....................................        111,507         1,390,492
     Norwood Financial Corp. ........................................          1,492            34,764
     NYSE Euronext, Inc. ............................................        132,257         3,514,068
     Ocean Shore Holding Co. ........................................          6,104            64,031
     OceanFirst Financial Corp. .....................................         18,016           234,929
    *Ocwen Financial Corp. ..........................................         95,524         1,385,098
     Ohio Valley Banc Corp. .........................................          2,002            34,735
     Old National BanCorp ...........................................         97,048         1,122,845
    #Old Republic International Corp. ...............................        231,518         2,046,619
   #*Old Second Bancorp, Inc. .......................................         11,059            14,377
    *OmniAmerican Bancorp, Inc. .....................................          9,672           142,662
     OneBeacon Insurance Group, Ltd. Class A ........................         25,045           381,185
     Oppenheimer Holdings, Inc. Class A .............................          7,365           129,403
     Oriental Financial Group, Inc. .................................         37,068           392,550
     Oritani Financial Corp. ........................................         56,179           728,080
     Osage Bancshares, Inc. .........................................          1,700            12,962
   #*Pacific Capital BanCorp ........................................          9,260           239,741
     Pacific Continental Corp. ......................................         17,305           150,034
    *Pacific Mercantile BanCorp .....................................          9,408            28,600
    *Pacific Premier Bancorp, Inc. ..................................          4,508            29,392
     PacWest BanCorp ................................................         30,167           532,146
    *Park Bancorp, Inc. .............................................            200               501
    #Park National Corp. ............................................         13,292           793,665
    *Park Sterling Corp. ............................................          1,485             5,717
     Parkvale Financial Corp. .......................................          4,861           104,609
    *PartnerRe, Ltd. ................................................         37,797         2,351,729
    *Patriot National BanCorp .......................................          1,500             2,775
    *Peapack-Gladstone Financial Corp. ..............................          8,268            83,672
     Penns Woods Bancorp, Inc. ......................................          3,876           142,365
   #*Penson Worldwide, Inc. .........................................         24,996            30,745
     Peoples Bancorp of North Carolina ..............................          3,297            18,364
     Peoples Bancorp, Inc. (709788202) ..............................          1,500            25,050
     Peoples Bancorp, Inc. (709789101) ..............................          9,895           130,911

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     People's United Financial, Inc. ................................        187,704   $     2,393,226
    *PHH Corp. ......................................................         57,072         1,052,978
    *Phoenix Cos., Inc. (The) .......................................        153,004           227,976
    *PICO Holdings, Inc. ............................................         24,460           558,666
     Pinnacle Bancshares, Inc. ......................................            200             1,905
    *Pinnacle Financial Partners, Inc. ..............................         32,019           480,605
    *Piper Jaffray Cos., Inc. .......................................         20,441           424,355
     Platinum Underwriters Holdings, Ltd. ...........................         38,787         1,343,194
  .#*PMI Group, Inc. (The) ..........................................         87,590            27,328
    #PNC Financial Services Group, Inc. .............................         73,036         3,922,764
    *Popular, Inc. ..................................................        573,111         1,065,986
     Porter Bancorp, Inc. ...........................................          6,860            17,562
   #*Portfolio Recovery Associates, Inc. ............................         14,500         1,017,030
    *Preferred Bank .................................................          1,620            13,041
    *Premier Financial Bancorp, Inc. ................................          3,385            16,011
     Presidential Life Corp. ........................................         22,138           219,609
     Primerica, Inc. ................................................         25,751           582,745
    *Primus Guaranty, Ltd. ..........................................         16,352            95,496
    *Princeton National Bancorp, Inc. ...............................          2,474             5,566
    *PrInc.ipal Financial Group, Inc. ...............................        159,037         4,099,974
     PrivateBancorp, Inc. ...........................................         71,173           775,786
     ProAssurance Corp. .............................................         26,388         2,020,001
    *Progressive Corp. ..............................................         29,276           556,537
     Prosperity Bancshares, Inc. ....................................         45,000         1,732,050
     Protective Life Corp. ..........................................         74,813         1,391,522
   #*Providence Community Bancshares, Inc. ..........................            300               142
     Provident Financial Holdings, Inc. .............................          9,638            88,380
    #Provident Financial Services, Inc. .............................         59,308           768,039
     Provident New York BanCorp .....................................         43,826           304,591
     Prudential Bancorp, Inc. of Pennsylvania .......................          5,398            27,044
    *Prudential Financial, Inc. .....................................         67,351         3,650,424
    *PSB Holdings, Inc. .............................................          3,252            15,431
    #Pulaski Financial Corp. ........................................         10,937            74,809
     Pzena Investment Management, Inc. Class A ......................          2,844            12,315
     QC Holdings, Inc. ..............................................         12,392            40,398
     QCR Holdings, Inc. .............................................            309             2,750
    #Radian Group, Inc. .............................................        128,091           301,014
     Raymond James Financial, Inc. ..................................         30,108           914,380
     Regions Financial Corp. ........................................        595,355         2,339,745
     Reinsurance Group of America, Inc. .............................         59,129         3,088,308
     RenaissanceRe Holdings, Ltd. ...................................         45,780         3,118,534
     Renasant Corp. .................................................         25,250           364,105
     Republic Bancorp, Inc. Class A .................................         18,446           375,192
    *Republic First Bancorp, Inc. ...................................         20,713            33,762
     Resource America, Inc. Class A .................................         17,609            85,756
    *Riverview Bancorp, Inc. ........................................         13,240            30,717
    #RLI Corp. ......................................................         20,135         1,416,296
     Rockville Financial, Inc. ......................................         28,505           286,475
   #*Rodman & Renshaw Capital Group, Inc. ...........................         14,000            10,360
     Roma Financial Corp. ...........................................         25,930           250,743
    *Royal Bancshares of Pennsylvania, Inc. Class A .................          6,447             5,931
    *Rurban Financial Corp. .........................................          3,194             9,901
    #S&T Bancorp, Inc. ..............................................         26,943           503,026
     S.Y. Bancorp, Inc. .............................................         13,212           271,903
    *Safeguard Scientifics, Inc. ....................................         23,253           393,208
     Safety Insurance Group, Inc. ...................................         16,093           685,884
     Salisbury Bancorp, Inc. ........................................            856            19,688
     Sandy Spring Bancorp, Inc. .....................................         25,925           440,984
    *Savannah Bancorp, Inc. (The) ...................................          3,485            19,516
     SCBT Financial Corp. ...........................................         12,822           378,634
     SeaBright Holdings, Inc. .......................................         20,549           147,542

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Seacoast Banking Corp. of Florida ..............................         24,205   $        36,065
    *Security National Financial Corp. Class A ......................          1,941             2,368
     SEI Investments Co. ............................................         12,664           205,030
     Selective Insurance Group, Inc. ................................         52,896           847,923
     Shore Bancshares, Inc. .........................................          4,929            25,335
     SI Financial Group, Inc. .......................................          6,211            54,967
    *Siebert Financial Corp. ........................................          9,393            14,277
     Sierra BanCorp .................................................         11,952           130,755
   #*Signature Bank .................................................         17,500           975,625
     Simmons First National Corp. Class A ...........................         17,261           448,096
     SLM Corp. ......................................................         30,766           420,571
     Somerset Hills BanCorp .........................................          1,743            13,351
     South Street Financial Corp. ...................................            400             2,180
    *Southcoast Financial Corp. .....................................          4,336             7,198
    *Southern Community Financial Corp. .............................          7,908             8,343
    *Southern Connecticut Bancorp, Inc. .............................            700             1,631
    *Southern First Bancshares, Inc. ................................          2,336            18,268
     Southern Missouri Bancorp, Inc. ................................          1,465            32,816
    *Southern National Bancorp of Virginia, Inc. ....................            712             4,350
     Southside Bancshares, Inc. .....................................         16,685           343,210
    *Southwest Bancorp, Inc. ........................................         17,597            82,706
     Southwest Georgia Financial Corp. ..............................          1,854            13,859
   #*St. Joe Co. (The) ..............................................         42,478           609,559
     StanCorp Financial Group, Inc. .................................         42,203         1,432,370
    #State Auto Financial Corp. .....................................         38,717           514,549
     State Bancorp, Inc. ............................................         15,148           179,201
     State Street Corp. .............................................         68,073         2,749,468
     StellarOne Corp. ...............................................         21,716           260,375
     Sterling BanCorp ...............................................         29,596           244,167
    *Sterling Financial Corp. .......................................            211             3,167
    #Stewart Information Services Corp. .............................         18,216           182,889
    *Stifel Financial Corp. .........................................         24,394           777,437
    *Stratus Properties, Inc. .......................................          6,580            48,889
   #*Suffolk BanCorp ................................................          7,941            67,578
     Summit State Bank ..............................................          1,156             6,664
   #*Sun Bancorp, Inc. ..............................................         32,827            97,496
     SunTrust Banks, Inc. ...........................................         70,003         1,381,159
    *Superior BanCorp ...............................................          4,784                14
    #Susquehanna Bancshares, Inc. ...................................        164,774         1,196,259
    *Sussex BanCorp .................................................          1,590             8,363
    *SVB Financial Group ............................................         21,341           980,406
     SWS Group, Inc. ................................................         23,777           131,011
     Symetra Financial Corp. ........................................         28,431           263,555
    #Synovus Financial Corp. ........................................        625,139           937,708
    #T. Rowe Price Group, Inc. ......................................          5,200           274,768
   #*Taylor Capital Group, Inc. .....................................         12,956           120,361
    #TCF Financial Corp. ............................................         81,340           865,458
     TD Ameritrade Holding Corp. ....................................         17,749           297,828
     Teche Holding Co. ..............................................          1,486            47,106
    *Tejon Ranch Co. ................................................         13,502           350,917
   #*Tennessee Commerce Bancorp, Inc. ...............................          8,968             1,168
     Territorial Bancorp, Inc. ......................................         12,058           236,940
    #Teton Advisors, Inc. ...........................................             39               697
    *Texas Capital Bancshares, Inc. .................................         32,200           901,600
     TF Financial Corp. .............................................          2,029            39,363
   #*TFS Financial Corp. ............................................         33,810           311,390
    *Thomas Properties Group, Inc. ..................................         53,749           135,985
    *TIB Financial Corp. ............................................            212             2,216
    *Tidelands Bancshares, Inc. .....................................          2,183               382
    *TierOne Corp. ..................................................          4,800                14
    *Timberland Bancorp, Inc. .......................................          3,941            17,183

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    #Tompkins Financial Corp. .......................................         10,355   $       408,298
    #Torchmark Corp. ................................................         58,368         2,389,002
     Tower Bancorp, Inc. ...........................................         10,546           271,243
    *Tower Financial Corp. ..........................................          1,403            11,056
    #Tower Group, Inc. ..............................................         44,500         1,055,985
    #TowneBank ......................................................         24,452           304,672
     Transatlantic Holdings, Inc. ...................................         53,392         2,778,520
     Travelers Cos., Inc. (The) .....................................         73,100         4,265,385
    *Tree.com, Inc. .................................................         10,103            54,556
    #TriCo Bancshares ...............................................         14,914           221,175
     Trustco Bank Corp. .............................................         87,096           431,996
    #Trustmark Corp. ................................................         63,356         1,402,702
     U.S. BanCorp ...................................................        133,434         3,414,576
     UMB Financial Corp. ............................................         34,793         1,282,818
    #Umpqua Holdings Corp. ..........................................        123,687         1,416,216
     Union Bankshares, Inc. .........................................          2,000            38,400
     Union First Market Bankshares Corp. ............................         22,511           288,591
    *United Bancshares, Inc. (909458101) ............................          2,040            16,361
    #United Bancshares, Inc. (909907107) ............................         43,752         1,038,672
    *United Community BanCorp .......................................          1,512             8,664
   #*United Community Banks, Inc. ...................................         14,498           107,140
    *United Community Financial Corp. ...............................          7,148             8,506
     United Financial Bancorp, Inc. .................................         17,480           282,127
     United Fire & Casualty Co. .....................................         30,811           579,555
     United Security Bancshares, Inc. (911459105) ...................            600             2,976
    *United Security Bancshares, Inc. (911460103) ...................          9,763            27,238
    *Unity Bancorp, Inc. ............................................          5,781            36,998
     Universal Insurance Holdings, Inc. .............................         39,088           164,951
     Univest Corp. of Pennsylvania ..................................         16,318           248,197
    #Unum Group .....................................................        203,475         4,850,844
     Validus Holdings, Ltd. .........................................         84,917         2,323,329
    #Valley National BanCorp ........................................         47,063           564,756
     ViewPoint Financial Group ......................................         42,834           551,274
    *Virginia Commerce Bancorp, Inc. ................................         26,958           171,453
    *Virtus Investment Partners, Inc. ...............................            595            37,128
     VIST Financial Corp. ...........................................          4,524            30,763
     VSB Bancorp, Inc. ..............................................            170             1,700
   #*Waccamaw Bankshares, Inc. ......................................          1,170               573
    #Waddell & Reed Financial, Inc. .................................          6,316           175,143
     Washington Banking Co. .........................................         14,908           176,213
     Washington Federal, Inc. .......................................        107,667         1,469,655
     Washington Trust Bancorp, Inc. .................................         15,824           371,548
    *Waterstone Financial, Inc. .....................................         24,001            62,163
     Wayne Savings Bancshares, Inc. .................................          1,684            14,019
     Webster Financial Corp. ........................................         84,048         1,650,703
     Wells Fargo & Co. ..............................................        512,244        13,272,242
     WesBanco, Inc. .................................................         28,727           570,518
     West Bancorporation, Inc. ......................................         16,919           166,483
    *West Coast BanCorp .............................................         15,726           234,789
    #Westamerica Bancorporation .....................................          8,517           381,732
    *Western Alliance BanCorp .......................................         72,613           471,984
     Westfield Financial, Inc. ......................................         30,443           216,450
     Westwood Holdings Group, Inc. ..................................          2,440            89,402
     White Mountains Insurance Group, Ltd. ..........................          7,031         2,953,020
     White River Capital, Inc. ......................................          2,804            53,949
     Willis Group Holdings P.L.C. ...................................             30             1,089
    *Wilshire Bancorp, Inc. .........................................         27,788            95,035
    #Wintrust Financial Corp. .......................................         36,398         1,051,174
   #*World Acceptance Corp. .........................................         13,047           882,630
    #WR Berkley Corp. ...............................................         76,900         2,676,889
    *WSB Holdings, Inc. .............................................          4,002             9,145

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *WSFS Financial Corp. ...........................................          2,696   $       107,166
     WVS Financial Corp. ............................................          1,627            15,050
     XL Group P.L.C. ................................................        167,597         3,643,559
    *Yadkin Valley Financial Corp. ..................................         11,030            23,384
     Zions Bancorporation ..........................................        169,601         2,944,273
    *ZipRealty, Inc. ................................................         19,364            36,598
                                                                                       ---------------
Total Financials ....................................................                      430,821,526
                                                                                       ---------------
Health Care -- (7.5%)
    *Abaxis, Inc. ...................................................          3,940           110,556
    *ABIOMED, Inc. ..................................................         29,363           442,207
    *Acadia Pharmaceuticals, Inc. ...................................          5,108             6,283
    *Accelr8 Technology Corp. .......................................          2,200             6,314
    *Accuray, Inc. ..................................................         58,747           234,988
   #*Achillion Pharmaceuticals, Inc. ................................          4,602            29,177
    *Adcare Health Systems, Inc. ....................................          5,417            23,618
    *Addus HomeCare Corp. ...........................................          8,843            34,046
    *Adolor Corp. ...................................................         14,091            62,846
   #*ADVENTRX Pharmaceuticals, Inc. .................................         22,471            24,943
     Aetna, Inc. ....................................................         43,015         1,710,276
    *Affymax, Inc. ..................................................         36,132           192,222
    *Affymetrix, Inc. ...............................................         79,227           442,879
    *Agilent Technologies, Inc. .....................................         15,200           563,464
    *Air Methods Corp. ..............................................         11,532           932,016
    *Akorn, Inc. ....................................................         21,211           190,687
    *Albany Molecular Research, Inc. ................................         35,314           113,358
   #*Alere, Inc. ....................................................         72,595         1,891,826
    *Alexion Pharmaceuticals, Inc. ..................................         10,000           675,100
   #*Alexza Pharmaceuticals, Inc. ...................................         17,836            24,792
    *Align Technology, Inc. .........................................         29,359           676,138
    *Alkermes P.L.C. ................................................         53,531           936,257
    *Alliance HealthCare Services, Inc. .............................         27,009            29,980
    *Allied Healthcare Products, Inc. ...............................          4,920            17,614
    *Allos Therapeutics, Inc. .......................................         21,300            31,311
    *Allscripts Healthcare Solutions, Inc. ..........................         24,959           477,965
    *Almost Family, Inc. ............................................          8,532           159,036
   #*Alnylam Pharmaceuticals, Inc. ..................................         13,719           111,398
    *Alphatec Holdings, Inc. ........................................         96,114           198,956
    *AMAG Pharmaceuticals, Inc. .....................................         13,908           196,242
   #*Amedisys, Inc. .................................................         27,598           362,362
    *American Dental Partners, Inc. .................................         15,398           162,603
    *American Shared Hospital Services ..............................            900             2,340
   #*AMERIGROUP Corp. ...............................................         14,200           789,946
    #AmerisourceBergen Corp. ........................................         23,900           975,120
     Amgen, Inc. ....................................................         33,655         1,927,422
    *Amicus Therapeutics, Inc. ......................................          5,983            19,684
    *AMN Healthcare Services, Inc. ..................................         38,101           180,599
    *Amsurg Corp. ...................................................         31,437           796,299
    *Anadys Pharmaceuticals, Inc. ...................................          7,543            27,758
     Analogic Corp. .................................................         11,275           609,752
    *AngioDynamics, Inc. ............................................         28,106           433,113
    *Anika Therapeutics, Inc. .......................................         13,279            81,002
    *Anthera Pharmaceuticals, Inc. ..................................            758             4,844
    *ARCA Biopharma, Inc. ...........................................          4,610             5,255
    *Arcadia Resources, Inc. ........................................          7,300               146
   #*Ardea Biosciences, Inc. ........................................            642            12,782
   #*Arena Pharmaceuticals, Inc. ....................................         52,600            74,166
   #*Ariad Pharmaceuticals, Inc. ....................................        111,200         1,293,256
    *Arqule, Inc. ...................................................         23,616           137,209
    *Array BioPharma, Inc. ..........................................         13,395            32,282
     Arrhythmia Research Technology, Inc. ...........................          1,153             4,036

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *ArthroCare Corp. ...............................................          8,541   $       257,511
     Assisted Living Concepts, Inc. .................................         22,420           318,588
    *Astex Pharmaceuticals, Inc. ....................................         62,779           121,163
    *AtriCure, Inc. .................................................          5,302            59,170
     Atrion Corp. ...................................................          1,710           384,750
    *AVANIR Pharmaceuticals, Inc. ...................................          7,687            22,984
     Bard (C.R.), Inc. ..............................................          4,262           366,319
   #*Bioanalytical Systems, Inc. ....................................          1,915             2,585
    *BioClinica, Inc. ...............................................         14,837            66,321
   #*BioCryst Pharmaceuticals, Inc. .................................         22,476            69,001
    *Biodel, Inc. ...................................................         17,233            13,959
    *Biogen Idec, Inc. ..............................................          8,870         1,032,113
    *BioMarin Pharmaceutical, Inc. ..................................          7,300           249,003
    *BioMimetic Therapeutics, Inc. ..................................          6,821            22,100
    *Bio-Rad Laboratories, Inc. Class A .............................         10,634         1,058,615
    *Bio-Rad Laboratories, Inc. Class B .............................          1,308           130,878
   #*Bio-Reference Labs, Inc. .......................................         10,468           209,779
    *BioScrip, Inc. .................................................         56,356           366,314
   #*BioSpecifics Technologies Corp. ................................          1,342            22,814
   #*Boston Scientific Corp. ........................................        789,051         4,647,510
   #*Bovie Medical Corp. ............................................         13,510            35,126
     Bristol-Myers Squibb Co. .......................................         57,989         1,831,873
   #*Brookdale Senior Living, Inc. ..................................         45,523           754,771
   #*Bruker Corp. ...................................................         13,400           193,362
   #*BSD Medical Corp. ..............................................          4,900            13,965
    *Caliper Life Sciences, Inc. ....................................         26,293           275,551
    *Cambrex Corp. ..................................................         28,776           158,556
     Cantel Medical Corp. ...........................................         17,205           474,858
    *Capital Senior Living Corp. ....................................         27,098           211,635
    *Capstone Therapeutics Corp. ....................................          2,900               769
     Cardinal Health, Inc. ..........................................         15,963           706,682
    *CardioNet, Inc. ................................................         21,055            59,586
    *Cardiovascular Systems, Inc. ...................................          1,258            10,416
    *CareFusion Corp. ...............................................        125,872         3,222,323
    *CAS Medical Systems, Inc. ......................................            415               822
    *Catalyst Health Solutions, Inc. ................................          6,150           338,066
    *Celgene Corp. ..................................................          1,944           126,030
    *Celldex Therapeutics, Inc. .....................................         34,453           110,594
    *Celsion Corp. ..................................................          1,900             6,270
    *Centene Corp. ..................................................         44,557         1,566,179
   #*Cepheid, Inc. ..................................................          4,496           161,316
   #*Cerner Corp. ...................................................          5,400           342,522
    *Charles River Laboratories International, Inc. .................         15,198           490,591
     Chemed Corp. ...................................................         13,268           787,588
   #*Chindex International, Inc. ....................................          5,387            59,850
     CIGNA Corp. ....................................................         17,253           764,998
   #*Codexis, Inc. ..................................................         11,100            51,171
    *CombiMatrix Corp. ..............................................          5,505            12,717
    *Community Health Systems, Inc. .................................         30,914           540,377
     Computer Programs & Systems, Inc. ..............................          2,708           138,298
    *Conceptus, Inc. ................................................         29,237           336,810
    *CONMED Corp. ...................................................         29,451           773,678
    *Conmed Healthcare Management, Inc. .............................          3,548            13,482
     Cooper Cos., Inc. (The) ........................................         36,590         2,535,687
    *Cornerstone Therapeutics, Inc. .................................          1,700            10,421
    *Corvel Corp. ...................................................          5,484           282,810
    *Covance, Inc. ..................................................          7,051           357,697
    *Coventry Health Care, Inc. .....................................         91,779         2,919,490
     Covidien P.L.C .................................................         17,455           821,083
    *Cross Country Healthcare, Inc. .................................         25,152           125,760
    *CryoLife, Inc. .................................................         28,485           131,316

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Cubist Pharmaceuticals, Inc. ...................................         34,466   $     1,303,159
   #*Cumberland Pharmaceuticals, Inc. ...............................         20,235           116,554
    *Cutera, Inc. ...................................................         13,698            97,804
    *Cyberonics, Inc. ...............................................          6,029           173,635
    *Cynosure, Inc. Class A .........................................          9,052           110,163
    *Cytokinetics, Inc. .............................................         54,657            63,402
   #*Cytori Therapeutics, Inc. ......................................          5,261            15,941
    *DaVita, Inc. ...................................................          7,338           513,660
     Daxor Corp. ....................................................          4,092            42,066
   #*Dendreon Corp. .................................................         18,191           199,010
     DENTSPLY International, Inc. ...................................         10,234           378,249
    *DepoMed, Inc. ..................................................         16,700            74,816
    *DexCom, Inc. ...................................................          3,060            29,957
    *Digirad Corp. ..................................................         16,700            40,080
    *Durect Corp. ...................................................         23,066            36,675
    *DUSA Pharmaceuticals, Inc. .....................................          5,456            24,552
   #*Dyax Corp. .....................................................         30,347            40,968
    *Dynacq Healthcare, Inc. ........................................          2,433             2,603
    *DynaVox, Inc. Class A ..........................................            200               676
   #*Edwards Lifesciences Corp. .....................................         12,200           920,124
    *Emdeon, Inc. Class A ...........................................         55,091         1,045,076
    *Emergent Biosolutions, Inc. ....................................         31,442           592,996
   #*Emeritus Corp. .................................................         23,952           424,190
    *Encision, Inc. .................................................            800               800
    *Endo Pharmaceuticals Holdings, Inc. ............................         27,013           872,790
    *Endologix, Inc. ................................................         16,579           180,545
     Ensign Group, Inc. (The) .......................................         19,632           446,824
    *Entremed, Inc. .................................................             63               110
    *Enzo Biochem, Inc. .............................................         39,085           111,783
   #*Enzon Pharmaceuticals, Inc. ....................................         52,724           387,521
    *eResearch Technology, Inc. .....................................         47,913           244,835
    *Exact Sciences Corp. ...........................................          5,900            46,905
   #*Exactech, Inc. .................................................         13,157           210,512
   #*Exelixis, Inc. .................................................         19,538           151,029
    *Five Star Quality Care, Inc. ...................................         33,677            87,223
    *Forest Laboratories, Inc. ......................................          9,100           284,830
    *Furiex Pharmaceuticals, Inc. ...................................          9,611           136,476
   #*Genomic Health, Inc. ...........................................          5,751           123,071
   #*Gen-Probe, Inc. ................................................          4,037           242,624
    *Gentiva Health Services, Inc. ..................................         33,575           139,001
   #*Geron Corp. ....................................................         34,358            80,741
    *Greatbatch, Inc. ...............................................         25,442           568,120
    *GTx, Inc. ......................................................          6,400            28,096
    *Haemonetics Corp. ..............................................         14,394           877,314
   #*Halozyme Therapeutics, Inc. ....................................          4,516            38,070
    *Hanger Orthopedic Group, Inc. ..................................         29,295           508,854
   #*Hansen Medical, Inc. ...........................................          6,681            20,978
    *Harvard Bioscience, Inc. .......................................         35,325           161,082
    *Health Management Associates, Inc. .............................          1,620            14,191
   #*Health Net, Inc. ...............................................         53,129         1,476,455
    *HealthSouth Corp. ..............................................         17,216           304,035
    *Healthspring, Inc. .............................................         52,420         2,827,535
    *HealthStream, Inc. .............................................         17,632           267,654
    *Healthways, Inc. ...............................................         36,848           263,832
    *Helicos BioSciences Corp. ......................................          3,818               328
   #*Hemispherx Biopharma, Inc. .....................................          3,300               898
   #*Henry Schein, Inc. .............................................          8,644           599,202
     Hill-Rom Holdings, Inc. ........................................         20,530           691,245
    *Hi-Tech Pharmacal Co., Inc. ....................................         11,871           421,658
    *HMS Holdings Corp. .............................................         15,600           381,264
    *Hologic, Inc. ..................................................        128,132         2,065,488

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Hooper Holmes, Inc. ............................................          6,931   $         5,406
    *Hospira, Inc. ..................................................         11,784           370,607
     Humana, Inc. ...................................................         19,973         1,695,508
    *ICU Medical, Inc. ..............................................         13,800           542,478
   #*Idenix Pharmaceuticals, Inc. ...................................         15,766            94,596
    *Idera Pharmaceuticals, Inc. ....................................         20,811            34,130
   #*IDEXX Laboratories, Inc. .......................................          1,200            86,388
    *Illumina, Inc. .................................................          9,020           276,192
   #*ImmunoGen, Inc. ................................................          3,760            51,061
   #*Immunomedics, Inc. .............................................         19,800            72,072
    *Impax Laboratories, Inc. .......................................         36,426           688,816
   #*Incyte Corp. ...................................................          8,386           115,475
    *Infinity Pharmaceuticals, Inc. .................................         22,704           171,869
   #*Insulet Corp. ..................................................            212             3,460
    *Integra LifeSciences Holdings Corp. ............................         16,244           520,783
    *IntegraMed America, Inc. .......................................          9,489            76,007
    *Interleukin Genetics, Inc. .....................................          2,100               567
   #*InterMune, Inc. ................................................          2,570            65,535
    *Intuitive Surgical, Inc. .......................................          1,500           650,790
    #Invacare Corp. .................................................         31,552           708,342
    *IPC The Hospitalist Co. ........................................          5,478           229,693
    *Iridex Corp. ...................................................          2,905             9,906
    *IRIS International, Inc. .......................................         16,869           152,833
   #*IsoRay, Inc. ...................................................          7,600             6,232
    *ISTA Pharmaceuticals, Inc. .....................................         10,589            43,838
    *Jazz Pharmaceuticals, Inc. .....................................          7,093           276,343
     Johnson & Johnson ..............................................         13,021           838,422
    *Kensey Nash Corp. ..............................................          9,515           255,763
   #*Keryx Biopharmaceuticals, Inc. .................................          7,718            24,157
     Kewaunee Scientific Corp. ......................................          2,037            18,465
    *Kindred Healthcare, Inc. .......................................         51,176           596,200
    *Kinetic Concepts, Inc. .........................................          8,192           560,251
   #*K-V Pharmaceutical Co. Class A .................................         31,749            35,241
    *K-V Pharmaceutical Co. Class B .................................          3,668             5,135
    *Laboratory Corp. of America Holdings ...........................          4,947           414,806
     Landauer, Inc. .................................................          2,300           117,875
    *Lannet Co., Inc. ...............................................         29,173           119,318
    *LCA-Vision, Inc. ...............................................         14,533            46,942
     LeMaitre Vascular, Inc. ........................................         15,418            89,116
   #*Lexicon Pharmaceuticals, Inc. ..................................         99,460           120,347
    *LHC Group, Inc. ................................................         17,674           277,305
    *Life Technologies Corp. ........................................         17,891           727,627
    *LifePoint Hospitals, Inc. ......................................         50,981         1,970,925
    *Ligand Pharmaceuticals, Inc. Class B ...........................            978            14,377
    #Lincare Holdings, Inc. .........................................         22,050           519,278
    *Luminex Corp. ..................................................          7,646           167,906
    *Luna Innovations, Inc. .........................................          3,800             4,256
    *Magellan Health Services, Inc. .................................         28,259         1,454,491
   #*MannKind Corp. .................................................          8,466            26,414
    *Maxygen, Inc. ..................................................         41,232           243,269
     McKesson Corp. .................................................          9,400           766,570
    *MedAssets, Inc. ................................................         41,315           440,418
    *MedCath Corp. ..................................................         19,024           136,973
    *Medco Health Solutions, Inc. ...................................         12,000           658,320
    *Medical Action Industries, Inc. ................................         17,432            91,344
    *Medicines Co. (The) ............................................         31,704           593,499
   #*MediciNova, Inc. ...............................................          3,758             7,892
     Medicis Pharmaceutical Corp. Class A ...........................         23,301           892,195
    *Medidata Solutions, Inc. .......................................          2,229            40,077
    *Mednax, Inc. ...................................................          9,473           623,323
    *MedQuist Holdings, Inc. ........................................         27,252           233,005

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
     MEDTOX Scientific, Inc. ........................................          8,196   $       119,989
     Medtronic, Inc. ................................................         37,625         1,307,092
     Merck & Co., Inc. ..............................................        156,737         5,407,426
    *Merge Healthcare, Inc. .........................................         16,908           111,593
    #Meridian Bioscience, Inc. ......................................          4,873            88,786
    *Merit Medical Systems, Inc. ....................................         36,812           494,017
    *Metropolitan Health Networks, Inc. .............................         39,383           256,777
   #*Micromet, Inc. .................................................          7,445            48,914
    *Misonix, Inc. ..................................................          2,130             3,621
    *Molina Healthcare, Inc. ........................................         45,700           967,926
   #*Momenta Pharmaceuticals, Inc. ..................................          3,800            56,240
    *MWI Veterinary Supply, Inc. ....................................          5,580           421,290
    *Mylan, Inc. ....................................................         12,899           252,433
    *Myrexis, Inc. ..................................................         23,508            65,352
    *Myriad Genetics, Inc. ..........................................          8,400           178,752
    *Nabi Biopharmaceuticals ........................................         40,608            74,719
    *Nanosphere, Inc. ...............................................         19,664            29,693
     National Healthcare Corp. ......................................         14,015           536,915
     National Research Corp. ........................................          4,186           139,812
    *Natus Medical, Inc. ............................................         32,869           282,673
    *Neogen Corp. ...................................................          8,265           319,442
    *Neurocrine Biosciences, Inc. ...................................         12,583            78,770
   #*NeurogesX, Inc. ................................................          3,642             4,006
    *Neurometrix, Inc. ..............................................            858             1,502
   #*Novavax, Inc. ..................................................         28,152            44,480
    *NPS Pharmaceuticals, Inc. ......................................          4,801            24,821
   #*NuVasive, Inc. .................................................         33,532           496,944
    *NxStage Medical, Inc. ..........................................          9,321           214,290
    *Obagi Medical Products, Inc. ...................................         12,043           113,686
    #Omnicare, Inc. .................................................        104,411         3,113,536
    *Omnicell, Inc. .................................................         32,372           483,961
    *OncoGenex Pharmaceutical, Inc. .................................            350             4,060
   #*Oncothyreon, Inc. ..............................................          8,300            57,768
    *Onyx Pharmaceuticals, Inc. .....................................          6,700           274,231
   #*Opko Health, Inc. ..............................................          2,600            13,988
   #*Optimer Pharmaceuticals, Inc. ..................................         16,524           235,797
    *OraSure Technologies, Inc. .....................................         51,704           480,330
    *Orchid Cellmark, Inc. ..........................................            200               538
   #*Orexigen Therapeutics, Inc. ....................................         11,205            24,539
    *Orthofix International N.V .....................................          8,946           314,094
   #*Osiris Therapeutics, Inc. ......................................          4,893            26,226
    #Owens & Minor, Inc. ............................................         12,726           380,762
   #*OXiGENE, Inc. ..................................................            260               429
    *Pain Therapeutics, Inc. ........................................         34,082           151,665
    *Palomar Medical Technologies, Inc. .............................         19,421           165,273
    *Par Pharmaceutical Cos., Inc. ..................................         35,904         1,098,662
    *PAREXEL International Corp. ....................................         33,021           727,453
     Patterson Cos., Inc. ...........................................         10,176           320,239
    *PDI, Inc. ......................................................         16,959           109,216
    #PDL BioPharma, Inc. ............................................         32,913           199,782
    *PerkinElmer, Inc. ..............................................         60,749         1,255,682
    *Pernix Therapeutics Holdings, Inc. .............................          3,213            34,379
    #Perrigo Co. ....................................................          8,887           802,318
     Pfizer, Inc. ...................................................        572,241        11,021,362
     Pharmaceutical Product Development, Inc. .......................          5,400           178,146
   #*Pharmasset, Inc. ...............................................          3,084           217,114
   #*PharmAthene, Inc. ..............................................          1,665             2,830
    *PharMerica Corp. ...............................................         27,535           429,546
    *PHC, Inc. ......................................................         12,689            24,744
    *PhotoMedex, Inc. ...............................................          1,111            14,998
    *Poniard Pharmaceuticals, Inc. ..................................          3,793               569

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Pozen, Inc. ....................................................          6,700   $        17,085
    *Progenics Pharmaceuticals, Inc. ................................         25,819           169,631
    *ProPhase Labs, Inc. ............................................          6,052             4,902
    *Providence Service Corp. .......................................         12,431           155,388
    *pSivida Corp. ..................................................         16,173            74,234
   #*PSS World Medical, Inc. ........................................         19,937           443,598
     Psychemedics Corp. .............................................            580             5,162
    #Quality Systems, Inc. ..........................................          4,400           171,204
     Quest Diagnostics, Inc. ........................................         11,400           636,120
    *Questcor Pharmaceuticals, Inc. .................................          8,700           353,307
   #*Quidel Corp. ...................................................         20,929           373,792
    *RadNet, Inc. ...................................................          9,355            24,042
   #*Raptor Pharmaceutical Corp. ....................................            378             1,867
    *Regeneron Pharmaceuticals, Inc. ................................          6,200           342,860
    *Repligen Corp. .................................................         30,484           104,560
   #*Repros Therapeutics, Inc. ......................................            186               796
   #*ResMed, Inc. ...................................................          9,600           271,680
    *Rigel Pharmaceuticals, Inc. ....................................         32,063           251,695
    *Rochester Medical Corp. ........................................         11,767            94,136
   #*Rockwell Medical Technologies, Inc. ............................          4,791            40,388
    *RTI Biologics, Inc. ............................................         56,773           255,478
   #*Salix Pharmaceuticals, Ltd. ....................................          2,876            98,517
   #*Sangamo BioSciences, Inc. ......................................          9,383            31,152
    *Santarus, Inc. .................................................         24,354            74,280
    *SciClone Pharmaceuticals, Inc. .................................         51,683           217,585
   #*Select Medical Holdings Corp. ..................................        101,771           885,408
    *Sirona Dental Systems, Inc. ....................................         13,986           669,929
    *Skilled Healthcare Group, Inc. Class A .........................         19,937            75,362
    *Solta Medical, Inc. ............................................         53,422           116,994
    *SonoSite, Inc. .................................................         16,678           516,851
    *Span-American Medical System, Inc. .............................          3,229            45,787
    *Spectranetics Corp. ............................................         25,926           203,260
   #*Spectrum Pharmaceuticals, Inc. .................................         26,500           293,885
    *SRI/Surgical Express, Inc. .....................................          3,197            12,820
     St. Jude Medical, Inc. .........................................         11,500           448,500
    *Staar Surgical Co. .............................................         12,177           109,593
   #*StemCells, Inc. ................................................          1,150             2,404
   #*Stereotaxis, Inc. ..............................................         13,378            15,518
    #STERIS Corp. ...................................................         15,900           492,582
    *Strategic Diagnostics, Inc. ....................................         12,404            22,823
    #Stryker Corp. ..................................................          8,562           410,205
    *Sucampo Pharmaceuticals, Inc. Class A ..........................         13,917            61,235
   #*Sun Healthcare Group, Inc. .....................................         18,985            49,741
    *SunLink Health Systems, Inc. ...................................          1,702             3,140
   #*Sunrise Senior Living, Inc. ....................................         32,412           178,266
    *SurModics, Inc. ................................................         17,188           181,162
    *Symmetry Medical, Inc. .........................................         36,469           331,503
    *Synovis Life Technologies, Inc. ................................         10,317           185,293
   #*Synta Pharmaceuticals Corp. ....................................          5,731            21,205
    *Targacept, Inc. ................................................          1,995            35,112
    *Team Health Holdings, Inc. .....................................         13,046           265,095
    #Techne Corp. ...................................................          3,336           229,517
     Teleflex, Inc. .................................................         35,922         2,150,291
   #*Tenet Healthcare Corp. .........................................         87,777           415,185
    *Theragenics Corp. ..............................................         14,207            21,310
   #*Theravance, Inc. ...............................................          4,085            90,810
    *Thermo Fisher Scientific, Inc. .................................         53,433         2,686,077
    *Thoratec Corp. .................................................         14,300           522,093
    *TranS1, Inc. ...................................................         18,253            33,220
    *Transcend Services, Inc. .......................................          4,825           131,867
    *Transcept Pharmaceuticals, Inc. ................................         12,506           109,052

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Trimeris, Inc. .................................................         18,590   $        56,328
    *Triple-S Management Corp. Class B ..............................         20,128           382,432
     U.S. Physical Therapy, Inc. ....................................         10,926           213,276
   #*United Therapeutics Corp. ......................................          5,700           249,261
     UnitedHealth Group, Inc. .......................................         79,287         3,804,983
    *Universal American Corp. .......................................         81,067           932,270
     Universal Health Services, Inc. ................................         30,045         1,200,899
    *Urologix, Inc. .................................................          3,584             3,727
     Utah Medical Products, Inc. ....................................          3,213            84,807
    *Vascular Solutions, Inc. .......................................         10,635           112,837
    *VCA Antech, Inc. ...............................................         72,704         1,477,345
    *Vertex Pharmaceuticals, Inc. ...................................          1,600            63,344
   #*Vical, Inc. ....................................................         25,668            76,747
    *Viropharma, Inc. ...............................................         71,930         1,455,863
    *Watson Pharmaceuticals, Inc. ...................................         27,100         1,820,036
    *WellCare Health Plans, Inc. ....................................         35,383         1,734,121
     WellPoint, Inc. ................................................         62,400         4,299,360
    #West Pharmaceutical Services, Inc. .............................         20,015           777,983
    *Wright Medical Group, Inc. .....................................         35,501           610,262
    *XenoPort, Inc. .................................................         24,276           148,084
   #*Xoma, Ltd. .....................................................            564               931
     Young Innovations, Inc. ........................................          7,750           222,812
   #*Zalicus, Inc. ..................................................         12,688            18,651
    *Zimmer Holdings, Inc. ..........................................         13,795           726,031
    *Zoll Medical Corp. .............................................         16,865           637,666
                                                                                       ---------------
Total Health Care ...................................................                      162,898,556
                                                                                       ---------------
Industrials -- (11.7%)
   #*3D Systems Corp. ...............................................         33,209           540,310
     A.O. Smith Corp. ...............................................         18,994           705,817
    *A.T. Cross Co. Class A .........................................          8,242           100,223
   #*A123 Systems, Inc. .............................................         34,175           117,220
    #AAON, Inc. .....................................................         14,811           313,549
     AAR Corp. ......................................................         43,841           873,751
     ABM Industries, Inc. ...........................................         47,886           968,255
    *Acacia Research - Acacia Technologies ..........................         20,040           798,394
    *ACCO Brands Corp. ..............................................         35,600           244,572
    #Aceto Corp. ....................................................         27,610           175,047
    *Active Power, Inc. .............................................          4,800             4,375
     Actuant Corp. Class A ..........................................         63,283         1,423,868
    #Acuity Brands, Inc. ............................................          8,629           399,523
    *Advisory Board Co. (The) .......................................          6,098           373,503
    *AECOM Technology Corp. .........................................         89,243         1,866,964
    *Aegion Corp. ...................................................         33,265           491,989
    *AeroCentury Corp. ..............................................          1,149             6,722
    *Aerosonic Corp. ................................................            970             2,280
   #*Aerovironment, Inc. ............................................         17,556           579,875
    *AGCO Corp. .....................................................         24,204         1,060,861
   #*Air Transport Services Group, Inc. .............................         60,496           335,148
     Aircastle, Ltd. ................................................         69,572           843,908
     Alamo Group, Inc. ..............................................         11,460           273,321
    *Alaska Air Group, Inc. .........................................         31,350         2,085,716
     Albany International Corp. .....................................         25,806           582,958
     Alexander & Baldwin, Inc. ......................................         46,560         1,932,706
   #*Allegiant Travel Co. ...........................................         12,261           637,082
     Alliant Techsystems, Inc. ......................................         10,101           586,666
   .*Allied Defense Group, Inc. .....................................          6,064            19,102
     Allied Motion Technologies, Inc. ...............................          7,032            36,988
    *Altra Holdings, Inc. ...........................................         21,783           320,210
    *Amerco, Inc. ...................................................         20,188         1,528,433
    *Ameresco, Inc. Class A .........................................          8,912            97,943

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *American Railcar Industries, Inc. ..............................         23,316   $       514,351
    *American Reprographics Co. .....................................         41,802           166,790
    #American Science & Engineering, Inc. ...........................          5,381           366,016
     American Woodmark Corp. ........................................         13,590           231,166
     AMETEK, Inc. ...................................................         12,679           501,074
     Ampco-Pittsburgh Corp. .........................................         10,132           212,671
    *AMREP Corp. ....................................................          5,440            40,419
     Apogee Enterprises, Inc. .......................................         28,000           305,760
    *Applied Energetics, Inc. .......................................            115                17
     Applied Industrial Technologies, Inc. ..........................         36,674         1,232,980
    *Argan, Inc. ....................................................         10,461           142,270
     Arkansas Best Corp. ............................................         27,392           564,275
    *Armstrong World Industries, Inc. ...............................         29,339         1,249,548
    *Ascent Solar Technologies, Inc. ................................         31,175            25,252
    *Astec Industries, Inc. .........................................         19,700           655,025
    *Astronics Corp. ................................................          4,979           151,362
    *Astronics Corp. Class B ........................................            835            25,228
    *Atlas Air Worldwide Holdings, Inc. .............................         25,830           994,972
    *Avalon Holding Corp. Class A ...................................            700             1,645
     Avery Dennison Corp. ...........................................          8,500           226,100
    *Avis Budget Group, Inc. ........................................        108,190         1,525,479
     AZZ, Inc. ......................................................         12,185           544,182
    *Babcock & Wilcox Co. (The) .....................................          4,536            99,747
    #Badger Meter, Inc. .............................................          3,538           115,834
    *Baldwin Technology Co., Inc. Class A ...........................          9,038             9,490
     Barnes Group, Inc. .............................................         48,823         1,136,111
     Barrett Business Services, Inc. ................................         10,251           162,683
    *BE Aerospace, Inc. .............................................         23,745           895,899
    *Beacon Roofing Supply, Inc. ....................................         45,369           836,151
     Belden, Inc. ...................................................         29,135           940,478
    *Blount International, Inc. .....................................         11,297           175,442
    *BlueLinx Holdings, Inc. ........................................         45,562            71,988
    #Brady Corp. Class A ............................................         43,170         1,326,182
    *Breeze-Eastern Corp. ...........................................          7,240            65,594
    #Briggs & Stratton Corp. ........................................         51,339           749,549
     Brink's Co. (The) ..............................................         21,642           601,431
   #*Broadwind Energy, Inc. .........................................            700               287
    *Builders FirstSource, Inc. .....................................         57,379            93,528
    *CAI International, Inc. ........................................         20,115           313,995
     Carlisle Cos., Inc. ............................................         30,362         1,266,703
     Cascade Corp. ..................................................         11,310           487,461
    *Casella Waste Systems, Inc. ....................................         23,513           147,662
   #*CBIZ, Inc. .....................................................         54,187           343,004
     CDI Corp. ......................................................         18,934           248,603
    #CECO Environmental Corp. .......................................         11,549            69,410
     Celadon Group, Inc. ............................................         22,167           244,059
    *Cenveo, Inc. ...................................................          9,454            35,453
    *Ceradyne, Inc. .................................................         24,502           819,837
    *Champion Industries, Inc. ......................................          6,476             7,188
    *Chart Industries, Inc. .........................................         23,323         1,317,983
     Chase Corp. ....................................................          8,818           123,452
     Chicago Rivet & Machine Co. ....................................            508             8,636
    *Cintas Corp. ...................................................         14,003           418,550
     CIRCOR International, Inc. .....................................         15,500           539,710
     CLAROC, Inc. ...................................................          7,342           355,940
   #*Clean Harbors, Inc. ............................................          3,554           207,092
    *Coleman Cable, Inc. ............................................          3,057            31,090
   #*Colfax Corp. ...................................................         16,278           411,182
    *Columbus McKinnon Corp. ........................................         19,530           292,755
     Comfort Systems USA, Inc. ......................................         37,238           409,618
    *Command Security Corp. .........................................          5,329             8,846

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Commercial Vehicle Group, Inc. .................................          6,662   $        73,482
    *Competitive Technologies, Inc. .................................          3,200             5,632
     CompX International, Inc. ......................................          2,300            35,098
    *Consolidated Graphics, Inc. ....................................         11,100           505,716
     Con-way, Inc. ..................................................         47,471         1,398,970
     Cooper Industries P.L.C ........................................          9,384           492,285
    *Copart, Inc. ...................................................          9,140           398,047
     Corporate Executive Board Co. ..................................          6,786           248,300
    *Corrections Corp. of America ...................................         33,736           749,951
   #*CoStar Group, Inc. .............................................          5,976           367,703
     Courier Corp. ..................................................         16,697           145,097
     Covanta Holding Corp. ..........................................         71,752         1,051,884
    *Covenant Transportation Group, Inc. Class A ....................         11,052            35,477
    *CPI Aerostructures, Inc. .......................................          6,398            69,418
    *CRA International, Inc. ........................................         11,485           221,890
     Crane Co. ......................................................          9,286           409,605
     CSX Corp. ......................................................        116,640         2,590,574
     Cubic Corp. ....................................................         17,050           803,396
     Cummins, Inc. ..................................................          5,600           556,808
     Curtiss-Wright Corp. ...........................................         46,536         1,525,450
     Danaher Corp. ..................................................         22,520         1,088,842
     Deere & Co. ....................................................          6,800           516,120
    *Delta Air Lines, Inc. ..........................................         61,200           521,424
     Deluxe Corp. ...................................................         16,822           397,336
    *DigitalGlobe, Inc. .............................................         17,917           365,507
   #*Dollar Thrifty Automotive Group, Inc. ..........................         21,400         1,306,256
     Donaldson Co., Inc. ............................................          1,400            89,670
     Douglas Dynamics, Inc. .........................................         20,942           314,549
     Dover Corp. ....................................................         12,795           710,506
     Ducommun, Inc. .................................................         11,679           166,659
     Dun & Bradstreet Corp. (The) ...................................          4,626           309,294
    *DXP Enterprises, Inc. ..........................................         12,720           317,746
    *Dycom Industries, Inc. .........................................         34,488           670,102
     Dynamic Materials Corp. ........................................         13,406           290,910
   #*Eagle Bulk Shipping, Inc. ......................................         58,614            90,852
     Eastern Co. (The) ..............................................          5,585           113,376
     Eaton Corp. ....................................................         21,739           974,342
     Ecology & Environment, Inc. Class A ............................          2,583            42,749
    *EMCOR Group, Inc. ..............................................         57,662         1,445,586
     Emerson Electric Co. ...........................................          1,000            48,120
     Empire Resources, Inc. .........................................          7,000            21,000
     Encore Wire Corp. ..............................................         22,128           588,162
    *Ener1, Inc. ....................................................         26,288             3,181
   #*Energy Conversion Devices, Inc. ................................         23,200            11,368
   #*Energy Recovery, Inc. ..........................................         16,152            49,587
    *EnergySolutions, Inc. ..........................................         84,639           319,089
   #*EnerNOC, Inc. ..................................................            174             1,543
    *EnerSys ........................................................         43,237           974,130
     Ennis, Inc. ....................................................         35,570           520,389
    *EnPro Industries, Inc. .........................................         21,672           746,384
    *Environmental Tectonics Corp. ..................................            400               996
     Equifax, Inc. ..................................................         11,845           416,352
    *ESCO Technologies, Inc. ........................................         26,142           799,161
     Espey Manufacturing & Electronics Corp. ........................          3,027            73,253
    *Esterline Technologies Corp. ...................................         37,098         2,073,778
   #*Excel Maritime Carriers, Ltd. ..................................         77,771           220,870
    *Exponent, Inc. .................................................         10,460           503,963
     Federal Signal Corp. ...........................................         60,755           286,764
     FedEx Corp. ....................................................         20,680         1,692,244
    *Flanders Corp. .................................................         26,480            78,381
    *Flow International Corp. .......................................         41,753           108,140

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Flowserve Corp. ................................................          3,400   $       315,146
     Fluor Corp. ....................................................          6,935           394,255
    *Fortune Brands Home & Security, Inc. ...........................         31,053           451,200
   #*Fortune Industries, Inc. .......................................            800               415
     Forward Air Corp. ..............................................          7,700           252,175
    *Franklin Covey Co. .............................................         20,197           194,699
     Franklin Electric Co., Inc. ....................................         17,772           816,090
    *Freightcar America, Inc. .......................................         11,927           226,017
    *Frozen Food Express Industries .................................         13,412            17,033
   #*FTI Consulting, Inc. ...........................................         36,559         1,440,790
    *Fuel Tech, Inc. ................................................         23,754           131,597
    *FuelCell Energy, Inc. ..........................................          7,606             8,138
    *Furmanite Corp. ................................................         31,754           211,799
     G & K Services, Inc. Class A ...................................         19,219           583,489
     Gardner Denver Machinery, Inc. .................................         12,435           961,599
    #GATX Corp. .....................................................         50,400         1,914,192
   #*Genco Shipping & Trading, Ltd. .................................         27,173           244,557
    *Gencor Industries, Inc. ........................................          4,926            34,482
   #*GenCorp, Inc. ..................................................         20,666           100,437
    *Generac Holdings, Inc. .........................................          5,981           136,726
   #*General Cable Corp. ............................................         45,203         1,267,492
     General Dynamics Corp. .........................................         21,757         1,396,582
     General Electric Co. ...........................................        741,934        12,397,717
    *Genesee & Wyoming, Inc. ........................................         19,426         1,150,213
    *GEO Group, Inc. (The) ..........................................         70,199         1,279,728
    *GeoEye, Inc. ...................................................         20,235           679,289
    *Gibraltar Industries, Inc. .....................................         29,661           331,017
    *Global Power Equipment Group, Inc. .............................         14,500           384,395
     Goodrich Corp. .................................................          8,308         1,018,810
     Gorman-Rupp Co. (The) ..........................................         13,753           369,543
    *GP Strategies Corp. ............................................         18,640           220,325
    #Graco, Inc. ....................................................          2,738           117,570
    *Graftech International, Ltd. ...................................         27,233           427,830
     Graham Corp. ...................................................          8,334           192,015
    #Granite Construction, Inc. .....................................         38,059           856,328
     Great Lakes Dredge & Dock Corp. ................................         57,638           296,836
    *Greenbrier Cos., Inc. ..........................................         23,067           429,277
    *Griffon Corp. ..................................................         58,437           553,398
    *H&E Equipment Services, Inc. ...................................         34,256           375,788
     Hardinge, Inc. .................................................         10,845            94,568
     Harsco Corp. ...................................................         28,470           656,234
    *Hawaiian Holdings, Inc. ........................................         51,268           274,284
    #Healthcare Services Group, Inc. ................................         10,487           181,949
    #Heartland Express, Inc. ........................................         21,961           294,497
    #HEICO Corp. ....................................................          9,210           525,154
     HEICO Corp. Class A ............................................         18,056           709,781
     Heidrick & Struggles International, Inc. .......................         18,086           357,741
    *Heritage-Crystal Clean, Inc. ...................................          4,021            64,095
     Herman Miller, Inc. ............................................         11,372           234,832
   #*Hertz Global Holdings, Inc. ....................................         60,079           696,916
    *Hexcel Corp. ...................................................         30,863           762,625
    *Hill International, Inc. .......................................         38,996           218,378
    #HNI Corp. ......................................................         22,562           542,616
   #*Hoku Corp. .....................................................         41,071            62,017
     Honeywell International, Inc. ..................................          5,800           303,920
    #Horizon Lines, Inc. ............................................         38,884            10,693
     Houston Wire & Cable Co. .......................................         15,535           198,382
    *Hub Group, Inc. Class A ........................................         22,675           708,821
     Hubbell, Inc. Class A ..........................................          1,952           107,009
     Hubbell, Inc. Class B ..........................................          8,716           521,130
    *Hudson Highland Group, Inc. ....................................         29,190           135,150

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*Huntington Ingalls Industries, Inc. ............................          5,604   $       165,318
    *Hurco Cos., Inc. ...............................................          6,280           164,034
    *Huron Consulting Group, Inc. ...................................         20,076           722,937
    *ICF International, Inc. ........................................         19,737           461,451
     IDEX Corp. .....................................................         28,472         1,009,332
    *IHS, Inc. ......................................................          4,370           367,036
    *II-VI, Inc. ....................................................         37,904           720,555
     Illinois Tool Works, Inc. ......................................         13,217           642,743
     Ingersoll-Rand P.L.C. ..........................................         22,300           694,199
   #*InnerWorkings, Inc. ............................................         41,865           378,878
    *Innotrac Corp. .................................................          2,916             3,630
    *Innovative Solutions & Support, Inc. ...........................         16,826            80,092
     Insperity, Inc. ................................................         15,017           387,138
     Insteel Industries, Inc. .......................................         18,097           186,580
    *Integrated Electrical Services, Inc. ...........................         12,442            30,358
     Interface, Inc. Class A ........................................         20,808           271,336
    *Interline Brands, Inc. .........................................         31,703           472,375
     International Shipholding Corp. ................................          1,100            22,374
     Intersections, Inc. ............................................         17,107           288,937
    #Iron Mountain, Inc. ............................................         17,586           543,935
     ITT Industries, Inc. ...........................................         18,081           824,494
     J.B. Hunt Transport Services, Inc. .............................          6,000           253,860
   #*Jacobs Engineering Group, Inc. .................................         12,442           482,750
   #*JetBlue Airways Corp. ..........................................        288,936         1,294,433
     John Bean Technologies Corp. ...................................         17,594           283,967
    #Joy Global, Inc. ...............................................          1,087            94,786
    *Kadant, Inc. ...................................................          1,953            42,282
     Kaman Corp. ....................................................         19,314           642,190
    *Kansas City Southern ...........................................         26,344         1,664,150
    *KAR Auction Services, Inc. .....................................         31,720           436,150
     Kaydon Corp. ...................................................         31,776           999,673
     KBR, Inc. ......................................................          3,711           103,574
     Kelly Services, Inc. Class A ...................................         44,500           727,575
     Kelly Services, Inc. Class B ...................................            700            11,473
     Kennametal, Inc. ...............................................         47,632         1,852,408
    *Key Technology, Inc. ...........................................          5,258            59,310
    *Kforce, Inc. ...................................................         41,201           525,725
     Kimball International, Inc. Class B ............................         26,833           151,070
   #*Kirby Corp. ....................................................         23,203         1,427,913
     Knight Transportation, Inc. ....................................         51,813           787,558
     Knoll, Inc. ....................................................          9,371           142,908
    *Korn/Ferry International .......................................         39,727           634,440
    *Kratos Defense & Security Solutions, Inc. ......................         32,244           204,105
     L.B. Foster Co. Class A ........................................          9,959           253,955
     L.S. Starrett Co. Class A ......................................          6,844            82,812
     L-3 Communications Holdings, Inc. ..............................         54,307         3,680,928
     Landstar System, Inc. ..........................................          2,329           103,943
     Lawson Products, Inc. ..........................................          8,649           144,179
    *Layne Christensen Co. ..........................................         20,430           514,632
   #*LECG Corp. .....................................................         22,233               245
    #Lennox International, Inc. .....................................          5,950           191,530
     Lincoln Electric Holdings, Inc. ...............................         19,400           706,160
    #Lindsay Corp. ..................................................          5,627           326,929
    *LMI Aerospace, Inc. ............................................         12,397           249,304
     LSI Industries, Inc. ...........................................         32,842           221,027
    *Lydall, Inc. ...................................................         16,467           180,478
    *M&F Worldwide Corp. ............................................         17,844           441,817
    *Magnetek, Inc. .................................................         11,977            12,696
    *Manitex International, Inc. ....................................          3,300            14,256
   #*Manitowoc Co., Inc. (The) ......................................         58,740           650,839
     Manpower, Inc. .................................................         11,545           498,051

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Marten Transport, Ltd. .........................................         21,948   $       388,699
     Masco Corp. ....................................................         62,664           601,574
    *MasTec, Inc. ...................................................         53,886         1,165,015
     McGrath RentCorp ...............................................         23,486           627,546
    *Meritor, Inc. ..................................................         42,906           408,465
   #*Metalico, Inc. .................................................         45,886           207,405
     Met-Pro Corp. ..................................................         14,191           127,861
    *MFRI, Inc. .....................................................          5,530            39,429
    *Michael Baker Corp. ............................................          8,261           170,011
   #*Microvision, Inc. ..............................................         19,600            13,918
   #*Middleby Corp. .................................................          6,299           530,880
     Miller Industries, Inc. ........................................         13,370           273,283
    #Mine Safety Appliances Co. .....................................         21,994           737,899
    *Mistras Group, Inc. ............................................         15,163           330,553
   #*Mobile Mini, Inc. ..............................................         45,760           830,086
    *Moog, Inc. Class A .............................................         37,744         1,461,825
    *Moog, Inc. Class B .............................................          2,658           104,034
     MSC Industrial Direct Co., Inc. Class A ........................          2,891           196,617
     Mueller Industries, Inc. .......................................         35,636         1,441,476
    #Mueller Water Products, Inc. Class A ...........................        154,034           423,594
     Multi-Color Corp. ..............................................         13,458           356,772
    *MYR Group, Inc. ................................................         18,911           364,793
     NACCO Industries, Inc. Class A .................................          6,919           568,050
    #National Presto Industries, Inc. ...............................          4,561           435,576
    *National Technical Systems, Inc. ...............................         10,048            48,783
    *Navigant Consulting, Inc. ......................................         50,820           575,791
    *Navistar International Corp. ...................................          1,608            67,649
   #*NIVS IntelliMedia Technology Group, Inc. .......................          5,307               690
    *NN, Inc. .......................................................         14,549           128,613
     Nordson Corp. ..................................................         10,870           504,042
     Norfolk Southern Corp. .........................................         47,376         3,505,350
     Northrop Grumman Corp. .........................................         35,013         2,022,001
    *Northwest Pipe Co. .............................................         10,009           266,940
   #*Ocean Power Technologies, Inc. .................................          8,120            30,612
    *Old Dominion Freight Line, Inc. ................................         29,634         1,083,715
    *Omega Flex, Inc. ...............................................          4,638            54,682
    *On Assignment, Inc. ............................................         38,091           411,002
    *Orbital Sciences Corp. .........................................         52,489           811,480
    *Orion Energy Systems, Inc. .....................................         20,365            62,724
    *Orion Marine Group, Inc. .......................................          9,455            64,199
    *Oshkosh Corp. ..................................................         26,362           549,911
    *Owens Corning, Inc. ............................................        111,321         3,159,290
    *P.A.M. Transportation Services, Inc. ...........................          8,121            82,672
    #PACCAR, Inc. ...................................................          1,786            77,227
   #*Pacer International, Inc. ......................................         35,085           165,250
    #Pall Corp. .....................................................          7,100           363,307
     Parker Hannifin Corp. ..........................................          8,301           676,947
    *Park-Ohio Holdings Corp. .......................................         12,584           203,609
    *Patrick Industries, Inc. .......................................          3,895             7,829
    *Patriot Transportation Holding, Inc. ...........................          7,423           170,729
    #Pentair, Inc. ..................................................         46,786         1,681,957
    *PGT, Inc. ......................................................         33,088            48,308
    *Pike Electric Corp. ............................................         34,290           260,947
    *Pinnacle Airlines Corp. ........................................         22,177            56,995
    #Pitney Bowes, Inc. .............................................          4,400            89,672
   #*Plug Power, Inc. ...............................................          4,599            10,394
   #*PMFG, Inc. .....................................................          6,887           140,839
    *Polypore International, Inc. ...................................         36,714         1,925,649
    *Powell Industries, Inc. ........................................         12,099           406,647
   #*PowerSecure International, Inc. ................................         21,567            91,660
     Precision Castparts Corp. ......................................          3,200           522,080

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Preformed Line Products Co. ....................................          5,712   $       367,567
     Primoris Services Corp. ........................................         14,874           193,659
     Providence & Worcester Railroad Co. ............................          2,562            33,024
    #Quad Graphics, Inc. ............................................          9,234           182,094
    *Quality Distribution, Inc. .....................................         14,805           166,852
     Quanex Building Products Corp. .................................         31,374           462,766
    *Quanta Services, Inc. ..........................................         99,324         2,074,878
    #R. R. Donnelley & Sons Co. .....................................         91,847         1,497,106
    *RailAmerica, Inc. ..............................................         51,456           703,404
     Raven Industries, Inc. .........................................          6,900           414,069
     Raytheon Co. ...................................................         24,505         1,082,876
    *RBC Bearings, Inc. .............................................         13,626           551,853
    *RCM Technologies, Inc. .........................................         10,468            50,351
    *Real Goods Solar, Inc. .........................................          3,565             5,775
     Regal-Beloit Corp. .............................................         19,100         1,014,783
   #*Republic Airways Holdings, Inc. ................................         47,100           122,460
     Republic Services, Inc. ........................................         32,775           932,776
     Resources Connection, Inc. .....................................         50,734           562,640
    *Roadrunner Transportation Systems, Inc. ........................         17,866           298,184
     Robbins & Myers, Inc. ..........................................         37,673         1,683,606
    #Robert Half International, Inc. ................................          4,300           113,649
    #Rockwell Automation, Inc. ......................................          9,200           622,380
     Rollins, Inc. ..................................................         11,475           249,926
     Roper Industries, Inc. .........................................          9,010           730,711
    *RSC Holdings, Inc. .............................................         17,112           167,013
    *Rush Enterprises, Inc. Class A .................................         26,551           512,434
    *Rush Enterprises, Inc. Class B .................................          4,506            72,096
     Ryder System, Inc. .............................................         66,622         3,393,725
    *Saia, Inc. .....................................................         16,415           219,140
    *Sauer-Danfoss, Inc. ............................................         31,202         1,208,141
     Schawk, Inc. ...................................................         24,990           337,115
    *School Specialty, Inc. .........................................         19,188           146,788
     Seaboard Corp. .................................................            535         1,175,930
     Servotronics, Inc. .............................................          1,499            12,936
    *Shaw Group, Inc. ...............................................         17,380           404,259
     SIFCO Industries, Inc. .........................................          4,888            93,801
     Simpson Manufacturing Co., Inc. ................................         43,510         1,334,017
     SkyWest, Inc. ..................................................         76,589         1,027,058
    *SL Industries, Inc. ............................................          9,000           179,550
     SmartPros, Ltd. ................................................          1,700             3,468
     Snap-on, Inc. ..................................................         25,128         1,348,620
     Southwest Airlines Co. .........................................        341,948         2,923,655
    *Sparton Corp. ..................................................          9,582            81,639
    *Spirit Aerosystems Holdings, Inc. Class A ......................         35,212           601,069
     SPX Corp. ......................................................         12,889           703,868
    *Standard Parking Corp. .........................................          9,108           160,210
    #Standard Register Co. ..........................................         23,640            61,228
     Standex International Corp. ....................................         12,341           476,486
     Stanley Black & Decker, Inc. ...................................         34,938         2,230,791
    #Steelcase, Inc. Class A ........................................         78,500           581,685
   #*Stericycle, Inc. ...............................................          2,400           200,592
    *Sterling Construction Co., Inc. ................................         16,083           200,233
     Sun Hydraulics, Inc. ...........................................         13,752           395,508
    *SunPower Corp. Class B .........................................         13,726           129,711
     Superior Uniform Group, Inc. ...................................          9,577           115,499
    *Supreme Industries, Inc. Class A ...............................          8,847            18,136
    *SYKES Enterprises, Inc. ........................................         40,841           650,597
    *Sypris Solutions, Inc. .........................................         16,503            52,315
    #TAL International Group, Inc. ..................................         30,086           837,293
    *Taser International, Inc. ......................................         53,936           268,062
    *Team, Inc. .....................................................         17,397           435,099

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Tecumseh Products Co. Class A ..................................         13,430   $        85,415
    *Tecumseh Products Co. Class B ..................................          2,690            17,458
    *Teledyne Technologies, Inc. ....................................         29,612         1,612,966
     Tennant Co. ....................................................          9,645           373,165
   #*Terex Corp. ....................................................         58,193           968,332
    *Tetra Tech, Inc. ...............................................         56,309         1,229,225
     Textainer Group Holdings, Ltd. .................................         34,000           933,300
    #Textron, Inc. ..................................................         27,184           527,913
    *Thomas & Betts Corp. ...........................................         32,497         1,614,776
    *Thomas Group, Inc. .............................................            123                22
     Timken Co. .....................................................         13,113           552,320
    #Titan International, Inc. ......................................         30,018           675,405
   #*Titan Machinery, Inc. ..........................................         21,976           512,700
     Toro Co. .......................................................          3,900           210,756
     Towers Watson & Co. ............................................          5,900           387,630
    *Track Data Corp. ...............................................             21             1,922
    *Trailer Bridge, Inc. ...........................................          3,360             1,344
    *TransDigm Group, Inc. ..........................................          4,939           463,871
    *TRC Cos., Inc. .................................................         16,381            71,585
     Tredegar Corp. .................................................         22,267           431,312
    *Trex Co., Inc. .................................................         11,710           216,401
    *TriMas Corp. ...................................................         29,364           572,304
     Trinity Industries, Inc. .......................................         79,600         2,170,692
    #Triumph Group, Inc. ............................................         29,456         1,711,394
    *TrueBlue, Inc. .................................................         38,853           513,637
    *Tufco Technologies, Inc. .......................................          2,000             7,130
     Tutor Perini Corp. .............................................         44,722           649,811
     Twin Disc, Inc. ................................................         16,900           657,410
     Tyco International, Ltd. .......................................         31,924         1,454,138
    *U.S. Home Systems, Inc. ........................................          6,061            32,699
    *Ultralife Corp. ................................................         16,511            74,630
     UniFirst Corp. .................................................         13,574           710,599
     Union Pacific Corp. ............................................         38,880         3,871,282
   #*United Continental Holdings, Inc. ..............................         47,235           912,580
   #*United Rentals, Inc. ...........................................         38,603           903,696
     United Stationers, Inc. ........................................         39,596         1,259,549
     United Technologies Corp. ......................................         14,283         1,113,788
     Universal Forest Products, Inc. ................................         23,626           663,182
    *Universal Power Group, Inc. ....................................          2,111             4,644
    *Universal Security Instruments, Inc. ...........................          1,213             6,841
     Universal Truckload Services, Inc. .............................         14,863           230,674
    *UQM Technologies, Inc. .........................................         24,036            49,755
    *URS Corp. ......................................................         77,292         2,759,324
   #*US Airways Group, Inc. .........................................         31,644           182,586
     US Ecology, Inc. ...............................................         15,465           279,298
    *USA Truck, Inc. ................................................         12,082           106,322
   #*USG Corp. ......................................................         78,401           725,993
     UTi Worldwide, Inc. ............................................         50,906           743,737
    #Valmont Industries, Inc. .......................................          5,100           437,325
    *Valpey Fisher Corp. ............................................          2,221             5,641
    *Versar, Inc. ...................................................          6,758            22,234
     Viad Corp. .....................................................         23,700           496,041
     Vicor Corp. ....................................................         23,646           216,361
     Virco Manufacturing Corp. ......................................         21,836            38,431
    *Volt Information Sciences, Inc. ................................         24,400           153,720
     VSE Corp. ......................................................          4,312           104,868
    #W.W. Grainger, Inc. ............................................          3,802           651,321
    *Wabash National Corp. ..........................................          4,412            30,443
    #Wabtec Corp. ...................................................          5,644           379,164
    #Waste Connections, Inc. ........................................         37,229         1,267,647
    #Waste Management, Inc. .........................................         16,900           556,517

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Watsco, Inc. ...................................................          7,900   $       487,114
     Watsco, Inc. Class B ...........................................          1,205            75,144
     Watts Water Technologies, Inc. Class A .........................         30,800           969,892
    *WCA Waste Corp. ................................................         15,910            75,732
    #Werner Enterprises, Inc. .......................................         36,435           863,510
    *WESCO International, Inc. ......................................         26,617         1,289,860
    *Willdan Group, Inc. ............................................          5,554            21,383
    *Willis Lease Finance Corp. .....................................          8,106            94,030
    #Woodward, Inc. .................................................          8,559           289,979
    *XPO Logistics, Inc. ............................................          6,113            77,391
    *YRC Worldwide, Inc. ............................................          1,511                81
                                                                                       ---------------
   Total Industrials ................................................                      256,591,593
                                                                                       ---------------
Information Technology -- (10.5%)
    *Accelrys, Inc. .................................................         58,060           384,938
   #*ACI Worldwide, Inc. ............................................         11,752           360,434
    *Acme Packet, Inc. ..............................................          4,873           176,451
    *Acorn Energy, Inc. .............................................         11,456            55,905
     Activision Blizzard, Inc. ......................................         73,344           982,076
    *Actuate Corp. ..................................................         49,152           319,488
    *Acxiom Corp. ...................................................         63,715           840,401
    *ADDvantage Technologies Group, Inc. ............................          7,160            15,501
    *Adept Technology, Inc. .........................................          3,900            12,948
    *Adobe Systems, Inc. ............................................         13,169           387,300
    #ADTRAN, Inc. ...................................................          8,200           275,520
    *Advanced Analogic Technologies, Inc. ...........................         37,764           164,651
    *Advanced Energy Industries, Inc. ...............................         41,024           383,164
   #*Advanced Micro Devices, Inc. ...................................         51,208           298,543
    *Advanced Photonix, Inc. ........................................          3,600             3,114
   #*Advent Software, Inc. ..........................................         10,240           280,576
    *Aehr Test Systems ..............................................          2,692             2,463
    *Aetrium, Inc. ..................................................          6,505             7,871
    *Agilysys, Inc. .................................................         23,700           201,213
    *Akamai Technologies, Inc. ......................................          5,673           152,831
   #*Alliance Data Systems Corp. ....................................          2,000           204,880
    *Alpha & Omega Semiconductor, Ltd. ..............................          3,681            31,104
     Altera Corp. ...................................................         12,700           481,584
    *Amdocs, Ltd. ...................................................          8,754           262,795
     American Software, Inc. Class A ................................         24,803           193,959
    *Amkor Technology, Inc. .........................................        108,033           522,880
     Amphenol Corp. .................................................          8,590           407,939
    *Amtech Systems, Inc. ...........................................          8,142            83,211
   #*Anadigics, Inc. ................................................         58,418           153,639
     Analog Devices, Inc. ...........................................         17,851           652,811
    *Analysts International Corp. ...................................          3,857            14,502
    *Anaren, Inc. ...................................................         15,344           293,531
    *Ancestry.com, Inc. .............................................          3,800            86,526
    *Anixter International, Inc. ....................................         14,377           843,786
    *ANSYS, Inc. ....................................................          7,505           407,972
   #*AOL, Inc. ......................................................         56,509           797,907
     Applied Materials, Inc. ........................................         89,479         1,102,381
    *Applied Micro Circuits Corp. ...................................         68,408           461,070
    *Ariba, Inc. ....................................................         18,556           587,854
    *Arris Group, Inc. ..............................................        120,339         1,294,848
    *Arrow Electronics, Inc. ........................................        101,054         3,642,997
   #*Aruba Networks, Inc. ...........................................         17,842           422,677
   #*AsiaInfo-Linkage, Inc. .........................................         49,518           496,170
    *Aspen Technology, Inc. .........................................          4,189            72,637
     Astro-Med, Inc. ................................................          5,885            46,962
    *Atmel Corp. ....................................................         79,633           840,924
    *ATMI, Inc. .....................................................         31,303           638,581

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *ATS Corp. ......................................................          2,168   $         6,721
    *AuthenTec, Inc. ................................................         29,496           107,660
   #*Authentidate Holding Corp. .....................................          4,472             3,041
    *Autobytel, Inc. ................................................         11,121            10,009
    *Autodesk, Inc. .................................................            500            17,300
    *Aviat Networks, Inc. ...........................................         56,305           115,425
    *Avid Technology, Inc. ..........................................         43,600           270,320
    *Avnet, Inc. ....................................................         78,696         2,385,276
     AVX Corp. ......................................................        116,630         1,564,008
    *Aware, Inc. ....................................................         18,447            54,603
    *Axcelis Technologies, Inc. .....................................        105,079           147,111
    *AXT, Inc. ......................................................         32,748           153,916
     Bel Fuse, Inc. Class A .........................................          3,300            65,010
     Bel Fuse, Inc. Class B .........................................          9,212           164,711
    *Benchmark Electronics, Inc. ....................................         77,718         1,067,845
    *BigBand Networks, Inc. .........................................         46,055           103,163
     Black Box Corp. ................................................         26,915           753,351
     Blackbaud, Inc. ................................................         17,320           485,480
    *Blue Coat Systems, Inc. ........................................         19,819           319,086
    *BMC Software, Inc. .............................................          4,800           166,848
    *Bottomline Technologies, Inc. ..................................         25,300           614,537
    *Brightpoint, Inc. ..............................................         65,445           664,267
     Broadridge Financial Solutions, Inc. ...........................          8,165           181,671
    *BroadVision, Inc. ..............................................          1,460            12,206
    *Brocade Communications Systems, Inc. ...........................        374,164         1,638,838
     Brooks Automation, Inc. ........................................         59,554           622,339
    *BSQUARE Corp. ..................................................          5,761            28,114
    *BTU International, Inc. ........................................          6,833            25,965
     CA, Inc. .......................................................         24,887           539,052
    *Cabot Microelectronics Corp. ...................................         20,970           807,764
   #*CACI International, Inc. Class A ...............................         28,988         1,591,151
   #*Cadence Design Systems, Inc. ...................................         23,700           262,359
    *CalAmp Corp. ...................................................         10,864            40,088
   #*Calix, Inc. ....................................................          8,229            71,675
   #*Callidus Software, Inc. ........................................         19,006           107,574
    *Cardtronics, Inc. ..............................................          9,557           238,256
    *Cascade Microtech, Inc. ........................................         12,931            47,715
    #Cass Information Systems, Inc. .................................          8,401           329,235
    *CEVA, Inc. .....................................................         22,113           687,051
    *Checkpoint Systems, Inc. .......................................         37,089           491,429
   #*China Information Technology, Inc. .............................          5,937             5,937
    *Chyron International Corp. .....................................          2,300             3,795
    *CIBER, Inc. ....................................................         70,568           245,577
   #*Cirrus Logic, Inc. .............................................         33,396           555,709
     Cisco Sytems, Inc. .............................................          1,700            31,501
    *Citrix Systems, Inc. ...........................................          6,800           495,244
    *Clearfield, Inc. ...............................................          8,316            43,410
     Cognex Corp. ...................................................         31,347         1,062,350
   #*Cogo Group, Inc. ...............................................         17,598            42,235
    *Coherent, Inc. .................................................         22,020         1,122,359
     Cohu, Inc. .....................................................         24,180           268,156
    *Comarco, Inc. ..................................................          4,970             1,392
     Communications Systems, Inc. ...................................         13,122           216,251
    *CommVault Systems, Inc. ........................................          7,826           333,231
     Computer Sciences Corp. ........................................         74,896         2,356,228
    *Computer Task Group, Inc. ......................................         16,615           212,174
    *Compuware Corp. ................................................        106,815           902,587
   #*comScore, Inc. .................................................          5,146           108,632
     Comtech Telecommunications Corp. ...............................         26,995           893,804
   #*Comverge, Inc. .................................................         11,866            19,579
   #*Concur Technologies, Inc. ......................................          3,857           179,428

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Concurrent Computer Corp. ......................................          7,430   $        31,132
    *Convergys Corp. ................................................        121,310         1,298,017
    *Convio, Inc. ...................................................          3,832            36,749
    *CoreLogic, Inc. ................................................         99,112         1,206,193
     Corning, Inc. ..................................................        151,629         2,166,778
    *Cray, Inc. .....................................................         35,609           225,405
   #*Cree, Inc. .....................................................          9,700           258,408
     Crexendo, Inc. .................................................          6,718            19,012
    *CSG Systems International, Inc. ................................         24,683           351,486
    *CSP, Inc. ......................................................          2,269             7,919
    *CSR P.L.C. ADR .................................................          6,287            71,169
     CTC Media, Inc. ................................................            226             2,601
     CTS Corp. ......................................................         21,572           200,188
    *CyberOptics Corp. ..............................................          7,973            64,980
    *Cymer, Inc. ....................................................         26,839         1,166,155
    *Cypress Semiconductor Corp. ....................................         25,986           496,592
     Daktronics, Inc. ...............................................         35,605           359,611
    *Datalink Corp. .................................................         15,774           149,538
    *Dataram Corp. ..................................................          7,900             9,559
     DDi Corp. ......................................................         19,590           180,032
    *DealerTrack Holdings, Inc. .....................................         37,286           808,733
   #*Deltek, Inc. ...................................................         15,522           114,242
    *DemandTec, Inc. ................................................          1,766            13,351
   #*DG FastChannel, Inc. ...........................................         23,564           439,233
    *Dice Holdings, Inc. ............................................         34,185           348,003
     Diebold, Inc. ..................................................         31,432         1,014,625
    *Digi International, Inc. .......................................         26,303           336,415
    *Digimarc Corp. .................................................          5,363           143,460
    *Digital River, Inc. ............................................         33,154           607,713
    *Diodes, Inc. ...................................................         26,005           581,732
    *Ditech Networks, Inc. ..........................................          2,120             1,887
   #*Dolby Laboratories, Inc. .......................................          1,000            29,240
    *Dot Hill Systems Corp. .........................................         51,647            88,833
    *DSP Group, Inc. ................................................         22,785           140,811
     DST Systems, Inc. ..............................................         12,904           647,652
   #*DTS, Inc. ......................................................          6,065           170,366
    *Dynamics Research Corp. ........................................          9,528            91,850
     Earthlink, Inc. ................................................        116,896           819,441
    *eBay, Inc. .....................................................         44,237         1,408,064
   #*Ebix, Inc. .....................................................         20,623           352,860
   #*Echelon Corp. ..................................................         10,191            68,891
    *Echo Global Logistics, Inc. ....................................          9,264           143,036
    *EchoStar Corp. Class A .........................................         33,099           872,490
    *Edgewater Technology, Inc. .....................................          8,479            24,420
    *Elecsys Corp. ..................................................          1,496             6,403
     Electro Rent Corp. .............................................         25,012           401,943
    *Electro Scientific Industries, Inc. ............................         33,107           406,885
    *Electronic Arts, Inc. ..........................................         19,023           444,187
    *Electronics for Imaging, Inc. ..................................         63,383           950,745
    *EMC Corp. ......................................................         76,200         1,867,662
    *EMCORE Corp. ...................................................         81,342            80,529
    *Emulex Corp. ...................................................         74,736           626,288
    *Entegris, Inc. .................................................        161,194         1,444,298
    *Entorian Technologies, Inc. ....................................          1,807             5,692
   #*Entropic Communications, Inc. ..................................         25,140           146,315
    *Envestnet, Inc. ................................................          1,304            15,179
     EPIQ Systems, Inc. .............................................         34,914           497,874
    *ePlus, Inc. ....................................................          8,124           220,648
    *Equinix, Inc. ..................................................          3,982           382,312
    *Euronet Worldwide, Inc. ........................................         44,410           860,222
    *Evergreen Solar, Inc. ..........................................         10,428               407

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Exar Corp. .....................................................         44,975   $       274,797
    *ExlService Holdings, Inc. ......................................         24,579           641,020
    *Extreme Networks ...............................................         93,287           275,197
   #*F5 Networks, Inc. ..............................................          3,400           353,430
    *Fabrinet .......................................................          5,956            73,854
     FactSet Research Systems, Inc. .................................          1,928           191,682
     Fair Isaac Corp. ...............................................         37,639         1,029,427
    *Fairchild Semiconductor International, Inc. ....................        109,491         1,639,080
    *FalconStor Software, Inc. ......................................         29,232            99,096
    *FARO Technologies, Inc. ........................................         15,031           627,995
    *FEI Co. ........................................................         34,356         1,365,995
     Fidelity National Information Services, Inc. ...................        157,698         4,128,534
    *Fiserv, Inc. ...................................................         13,626           802,163
    #FLIR Systems, Inc. .............................................          9,820           258,266
    *FormFactor, Inc. ...............................................         50,202           300,208
    *Forrester Research, Inc. .......................................         14,449           517,419
    *Frequency Electronics, Inc. ....................................          7,851            64,928
    *FSI International, Inc. ........................................         35,698            88,174
   #*Gartner Group, Inc. ............................................          8,459           325,841
    *Genpact, Ltd. ..................................................          2,251            36,354
    *GigOptix, Inc. .................................................          5,569            10,581
    *Global Cash Access Holdings, Inc. ..............................         62,120           185,118
     Global Payments, Inc. ..........................................          3,700           169,904
    *Globalscape, Inc. ..............................................          2,198             3,759
    *Globecomm Systems, Inc. ........................................         24,111           327,668
    *GSE Systems, Inc. ..............................................          2,558             4,400
    *GSI Group, Inc. ................................................         32,787           320,329
    *GSI Technology, Inc. ...........................................         26,798           131,310
   #*GT Advanced Technologies, Inc. .................................         24,000           196,800
    *GTSI Corp. .....................................................          6,974            30,825
    *Guidance Software, Inc. ........................................          9,803            58,916
    *Hackett Group, Inc. (The) ......................................         40,492           167,232
    *Harmonic, Inc. .................................................         96,920           533,060
    #Harris Corp. ...................................................          9,532           359,833
    *Hauppauge Digital, Inc. ........................................          7,708             8,479
     Heartland Payment Systems, Inc. ................................          6,699           145,770
     Hewlett-Packard Co. ............................................         83,652         2,225,980
    *Hittite Microwave Corp. ........................................          5,737           301,766
    *HSW International, Inc. ........................................            844             2,507
   #*Hutchinson Technology, Inc. ....................................         22,305            39,703
    *I.D. Systems, Inc. .............................................         11,239            61,702
    *IAC/InterActiveCorp. ...........................................        143,044         5,840,487
    *Identive Group, Inc. ...........................................         43,018           101,953
    *IEC Electronics Corp. ..........................................          5,700            33,801
   #*iGATE Corp. ....................................................         36,563           492,869
    *iGo, Inc. ......................................................         25,845            30,497
    *Ikanos Communications, Inc. ....................................          8,330             8,830
    *Imation Corp. ..................................................         38,843           261,025
    *Immersion Corp. ................................................         24,589           168,926
   #*Infinera Corp. .................................................         67,242           491,539
    *Informatica Corp. ..............................................          9,984           454,272
    *InfoSpace, Inc. ................................................         41,125           360,255
    *Ingram Micro, Inc. Class A .....................................        166,139         2,970,565
    *Innodata Isogen, Inc. ..........................................         21,458            75,103
    *Insight Enterprises, Inc. ......................................         69,961         1,182,341
    *Integrated Device Technology, Inc. .............................        198,187         1,204,977
    *Integrated Silicon Solution, Inc. ..............................         26,713           246,027
    #Intel Corp. ....................................................        202,420         4,967,387
    *Intellicheck Mobilisa, Inc. ....................................          2,300             2,174
    *Interactive Intelligence Group .................................          7,999           221,972
    #InterDigital, Inc. .............................................          7,698           334,478

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Intermec, Inc. .................................................         50,181   $       404,961
    *Internap Network Services Corp. ................................         51,781           294,116
    *International Rectifier Corp. ..................................         68,216         1,656,967
    *Interphase Corp. ...............................................          4,200            17,808
     Intersil Corp. Class A .........................................        116,386         1,393,140
    *inTEST Corp. ...................................................          2,202             6,298
    *Intevac, Inc. ..................................................         21,483           172,938
    *IntriCon Corp. .................................................          6,777            34,902
    *Intuit, Inc. ...................................................          8,000           429,360
    *INX, Inc. ......................................................          6,860            51,793
    *IPG Photonics Corp. ............................................         42,031         2,221,759
    *Iteris, Inc. ...................................................         13,000            16,770
    *Itron, Inc. ....................................................         10,683           393,028
    *Ixia ...........................................................         55,569           629,597
    *IXYS Corp. .....................................................         35,507           485,381
    #j2 Global Communications, Inc. .................................         19,500           600,210
     Jabil Circuit, Inc. ............................................         27,055           556,251
     Jack Henry & Associates, Inc. ..................................         10,749           348,375
    *JDA Software Group, Inc. .......................................         38,294         1,220,430
    *JDS Uniphase Corp. .............................................         26,000           312,000
    *Juniper Networks, Inc. .........................................         18,523           453,258
    *Kemet Corp. ....................................................         42,905           395,584
    *Kenexa Corp. ...................................................         17,172           392,724
    *Key Tronic Corp. ...............................................          9,315            38,937
     Keynote Systems, Inc. ..........................................         15,933           380,321
   #*KIT Digital, Inc. ..............................................         47,358           426,222
    #KLA-Tencor Corp. ...............................................          9,600           452,064
    *Kopin Corp. ....................................................         69,250           280,462
    *Kulicke & Soffa Industries, Inc. ...............................         65,690           633,908
    *KVH Industries, Inc. ...........................................         13,076            96,239
    *Lam Research Corp. .............................................          8,640           371,434
    *Lattice Semiconductor Corp. ....................................        100,986           639,241
    *LeCroy Corp. ...................................................          9,479            97,255
    #Lender Processing Services, Inc. ...............................          6,804           119,410
    *Lexmark International, Inc. ....................................         36,370         1,152,929
    *LGL Group, Inc. ................................................          1,300            10,335
   #*Limelight Networks, Inc. .......................................         78,757           218,944
     Linear Technology Corp. ........................................          6,540           211,307
    *Lionbridge Technologies, Inc. ..................................         25,519            69,156
    *Liquidity Services, Inc. .......................................         14,743           480,032
     Littlefuse, Inc. ...............................................         14,744           721,866
    *LoJack Corp. ...................................................         26,126            86,738
    *LookSmart, Ltd. ................................................         13,147            17,748
    *LoopNet, Inc. ..................................................         25,849           457,269
    *Loral Space & Communications, Inc. .............................         11,149           674,514
    *LSI Corp. ......................................................         52,348           327,175
    *LTX-Credence Corp. .............................................         48,092           304,422
    *Magma Design Automation, Inc. ..................................         10,454            55,197
    *Management Network Group, Inc. .................................          1,166             2,437
    *Manhattan Associates, Inc. .....................................          9,868           417,910
    *ManTech International Corp. Class A ............................         21,042           739,205
     Marchex, Inc. Class B ..........................................         23,487           208,799
    *Market Leader, Inc. ............................................          5,336            13,340
    *Marvell Technology Group, Ltd. .................................         20,422           285,704
    *Mastech Holdings, Inc. .........................................            793             2,839
    *Mattersight Corp. ..............................................          2,021            10,206
    *Mattson Technology, Inc. .......................................         44,173            59,634
     Maxim Integrated Products, Inc. ................................         17,351           453,902
     Maximus, Inc. ..................................................         23,420           944,763
   #*Maxwell Technologies, Inc. .....................................          3,086            61,627
    *Measurement Specialties, Inc. ..................................         13,669           426,609

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *MEMC Electronic Materials, Inc. ................................        158,131   $       947,205
    *MEMSIC, Inc. ...................................................         19,652            55,222
    *Mentor Graphics Corp. ..........................................         97,495         1,107,543
    *Mercury Computer Systems, Inc. .................................         29,312           427,955
     Mesa Laboratories, Inc. ........................................          2,579            96,042
     Methode Electronics, Inc. ......................................         36,820           342,058
     Micrel, Inc. ...................................................         40,070           441,571
    #Microchip Technology, Inc. .....................................         12,600           455,616
    *Micron Technology, Inc. ........................................        442,341         2,472,686
    *MICROS Systems, Inc. ...........................................          8,600           423,292
    *Microsemi Corp. ................................................         76,171         1,406,117
    *MicroStrategy, Inc. ............................................          1,711           225,458
   #*Mindspeed Technologies, Inc. ...................................         18,294           101,715
   #*MIPS Technologies, Inc. ........................................         20,005           109,827
     MKS Instruments, Inc. ..........................................         47,319         1,260,578
     Mocon, Inc. ....................................................          7,200           112,104
     ModusLink Global Solutions, Inc. ...............................         41,970           175,435
    #Molex, Inc. ....................................................          5,100           125,919
     Molex, Inc. Class A ............................................         23,452           478,421
    *MoneyGram International, Inc. ..................................         28,286            72,412
    *Monolithic Power Systems, Inc. .................................         33,969           423,254
    *Monotype Imaging Holdings, Inc. ................................         31,008           420,779
    *Monster Worldwide, Inc. ........................................         50,870           469,530
    *MoSys, Inc. ....................................................         25,178            97,439
    *Motorola Mobility Holdings, Inc. ...............................         18,533           720,563
     Motorola Solutions, Inc. .......................................         30,256         1,419,309
   #*Move, Inc. .....................................................         30,220            55,605
     MTS Systems Corp. ..............................................         11,683           428,416
    *Multi-Fineline Electronix, Inc. ................................         20,295           465,567
    *Nanometrics, Inc. ..............................................         22,100           373,048
    *NAPCO Security Technologies, Inc. ..............................          7,790            16,203
    #National Instruments Corp. .....................................         12,600           336,546
    *NCI, Inc. Class A ..............................................          8,171           111,534
    *NCR Corp. ......................................................         17,300           329,392
   #*NetApp, Inc. ...................................................          3,600           147,456
    *NETGEAR, Inc. ..................................................         33,907         1,202,342
    *NetList, Inc. ..................................................         10,407            16,547
    *NetLogic Microsystems, Inc. ....................................          7,619           374,855
    *NetScout Systems, Inc. .........................................         26,955           441,792
   #*NetSuite, Inc. .................................................          4,884           185,787
    *Network Equipment Technologies, Inc. ...........................         31,100            59,401
    *NeuStar, Inc. ..................................................          7,297           231,972
    *Newport Corp. ..................................................         38,633           535,067
    *NIC, Inc. ......................................................         19,724           272,388
    *Novatel Wireless, Inc. .........................................         30,397           120,676
   #*Novellus Systems, Inc. .........................................         32,500         1,122,875
   #*Nuance Communications, Inc. ....................................         22,798           603,691
    *NumereX Corp. Class A ..........................................          5,996            47,668
   #*NVIDIA Corp. ...................................................         27,733           410,448
   #*Oclaro, Inc. ...................................................         43,963           180,688
    *OmniVision Technologies, Inc. ..................................         48,661           793,661
    *ON Semiconductor Corp. .........................................         56,713           429,317
    *Online Resources Corp. .........................................         28,531            76,463
   #*Onvia, Inc. ....................................................            700             2,037
    *Openwave Systems, Inc. .........................................         66,528           103,118
    *Oplink Communications, Inc. ....................................         26,693           432,960
    #OPNET Technologies, Inc. .......................................         18,154           794,056
    *Opnext, Inc. ...................................................         53,776            53,367
     Optical Cable Corp. ............................................          5,656            20,248
    *ORBCOMM, Inc. ..................................................         40,695           111,911
    *OSI Systems, Inc. ..............................................         18,552           821,854

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Overland Storage, Inc. .........................................            100   $           237
    *PAR Technology Corp. ...........................................         11,380            41,423
    *Parametric Technology Corp. ....................................         13,187           274,685
     Park Electrochemical Corp. .....................................         21,314           603,186
   #*ParkerVision, Inc. .............................................          2,838             2,356
    *PC Connection, Inc. ............................................         26,535           221,567
    *PC Mall, Inc. ..................................................         11,700            61,659
    *PC-Tel, Inc. ...................................................         23,419           169,554
    *PDF Solutions, Inc. ............................................         21,746           112,427
    *Perceptron, Inc. ...............................................          7,899            44,669
    *Perficient, Inc. ...............................................         29,328           279,496
    *Performance Technologies, Inc. .................................         10,667            19,521
    *Pericom Semiconductor Corp. ....................................         26,855           227,999
    *Pervasive Software, Inc. .......................................         16,262           101,312
   #*Photronics, Inc. ...............................................         60,478           379,197
   #*Pinnacle Data Systems, Inc. ....................................            100               119
    *Pixelworks, Inc. ...............................................         10,700            23,754
    *Planar Systems, Inc. ...........................................         16,705            32,241
    #Plantronics, Inc. ..............................................         30,057         1,004,204
    *Plexus Corp. ...................................................         33,917           871,667
    *PLX Technology, Inc. ...........................................         36,804           119,613
    *PMC-Sierra, Inc. ...............................................        171,390         1,086,613
    *Polycom, Inc. ..................................................         26,699           441,334
    #Power Integrations, Inc. .......................................         10,919           389,044
   #*Power-One, Inc. ................................................         59,688           295,456
    *Presstek, Inc. .................................................         30,360            23,074
    *PRGX Global, Inc. ..............................................         18,057            96,424
    *Progress Software Corp. ........................................         41,051           864,534
    *PROS Holdings, Inc. ............................................         12,328           195,522
     Pulse Electronics Corp. ........................................         25,382            89,598
     QAD, Inc. Class A ..............................................          8,170            94,445
     QAD, Inc. Class B ..............................................          2,342            27,448
    *QLogic Corp. ...................................................         49,268           688,274
    *Qualstar Corp. .................................................          6,493            12,531
    *Quantum Corp. ..................................................         51,697           134,929
    *Quest Software, Inc. ...........................................         39,204           689,598
   #*QuickLogic Corp. ...............................................         10,500            32,235
   #*Rackspace Hosting, Inc. ........................................            600            24,834
    *RadiSys Corp. ..................................................         28,904           169,377
    *Rainmaker Systems, Inc. ........................................          3,513             3,232
    *Ramtron International Corp. ....................................         22,250            53,178
     RealNetworks, Inc. .............................................         33,481           326,775
   #*Red Hat, Inc. ..................................................          6,300           312,795
    *Reis, Inc. .....................................................         11,179           109,331
    *Relm Wireless Corp. ............................................          7,900             7,897
    *RF Industries, Ltd. ............................................          7,050            22,278
   #*RF Micro Devices, Inc. .........................................        136,746         1,003,716
     Richardson Electronics, Ltd. ...................................         15,984           207,632
    *RightNow Technologies, Inc. ....................................          6,628           285,070
     Rimage Corp. ...................................................         10,312           114,463
    *Riverbed Technology, Inc. ......................................         11,000           303,380
    *Rofin-Sinar Technologies, Inc. .................................         22,500           585,000
    *Rogers Corp. ...................................................         14,600           630,282
   #*Rosetta Stone, Inc. ............................................         21,203           210,546
    *Rovi Corp. .....................................................         13,664           676,915
   #*Rubicon Technology, Inc. .......................................         18,870           196,625
    *Rudolph Technologies, Inc. .....................................         31,364           231,153
    *S1 Corp. .......................................................         62,365           606,811
    *Saba Software, Inc. ............................................         15,422           107,029
    *SAIC, Inc. .....................................................         16,300           202,609
    *Sandisk Corp. ..................................................         21,090         1,068,630

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Sanmina-SCI Corp. ..............................................         42,398   $       373,526
     Sapient Corp. ..................................................         26,378           326,032
    *ScanSource, Inc. ...............................................         24,449           849,847
    *Scientific Learning Corp. ......................................          3,710            12,911
    *SeaChange International, Inc. ..................................         39,662           334,747
     Seagate Technology .............................................         19,457           314,231
    *Selectica, Inc. ................................................            628             2,399
    *Semtech Corp. ..................................................         31,569           770,915
    *Sevcon, Inc. ...................................................          1,971            12,122
    *ShoreTel, Inc. .................................................         42,533           248,818
   #*Sigma Designs, Inc. ............................................         29,920           249,533
    *Silicon Graphics International Corp. ...........................         23,680           342,413
    *Silicon Image, Inc. ............................................         68,471           440,953
   #*Silicon Laboratories, Inc. .....................................          7,141           305,278
    *Simulations Plus, Inc. .........................................          1,800             5,526
    *Skyworks Solutions, Inc. .......................................         23,000           455,630
    *Smith Micro Software, Inc. .....................................         33,180            38,821
    *SolarWinds, Inc. ...............................................         12,382           357,345
     Solera Holdings, Inc. ..........................................          6,600           360,558
   #*Sonus Networks, Inc. ...........................................        238,696           632,544
    *Soundbite Communications, Inc. .................................          3,594             9,129
   #*Sourcefire, Inc. ...............................................          5,142           141,662
    *Spansion, Inc. Class A .........................................         57,765           594,402
    *Spark Networks, Inc. ...........................................          9,905            30,706
    *Spire Corp. ....................................................          4,715             5,894
    *SRS Labs, Inc. .................................................         14,366           100,993
    *SS&C Technologies Holdings, Inc. ...............................         55,466           879,691
    *Stamps.com, Inc. ...............................................         12,948           421,587
    *Standard Microsystems Corp. ....................................         22,940           567,994
    *StarTek, Inc. ..................................................         13,585            31,925
   #*STEC, Inc. .....................................................         31,217           353,376
    *Steel Excel, Inc. ..............................................         11,537           299,957
   #*Stratasys, Inc. ................................................         14,377           403,131
    *Stream Global Services, Inc. ...................................          2,237             7,002
   #*SuccessFactors, Inc. ...........................................          5,604           149,627
   #*SunPower Corp. Class A .........................................          3,203            32,094
    *Super Micro Computer, Inc. .....................................         33,098           529,568
    *Supertex, Inc. .................................................         12,713           234,682
    *Support.com, Inc. ..............................................         47,103            99,387
    *Sycamore Networks, Inc. ........................................         30,835           592,649
    *Symantec Corp. .................................................         27,910           474,749
    *Symmetricom, Inc. ..............................................         43,469           223,865
   #*Synaptics, Inc. ................................................         17,683           597,509
   #*Synchronoss Technologies, Inc. .................................          7,055           212,073
    *SYNNEX Corp. ...................................................         37,600         1,085,512
   #*Synopsys, Inc. .................................................         32,905           882,183
     Syntel, Inc. ...................................................          4,100           200,490
    *Take-Two Interactive Software, Inc. ............................         76,003         1,199,327
    *Taleo Corp. ....................................................          3,138           101,671
     TE Connectivity, Ltd. ..........................................         12,500           444,375
    *Tech Data Corp. ................................................         57,641         2,834,784
    *TechTarget, Inc. ...............................................         30,178           223,619
    *Tekelec ........................................................         66,269           650,762
    *TeleCommunication Systems, Inc. Class A ........................         52,487           173,207
   #*TeleNav, Inc. ..................................................         30,102           257,974
    *TeleTech Holdings, Inc. ........................................         34,382           600,997
     Tellabs, Inc. ..................................................        361,046         1,563,329
     Telular Corp. ..................................................         13,892            83,213
   #*Teradata Corp. .................................................          4,300           256,538
   #*Teradyne, Inc. .................................................         44,510           637,383
     Tessco Technologies, Inc. ......................................         10,869           151,296

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Tessera Technologies, Inc. .....................................         51,670   $       711,496
    #Texas Instruments, Inc. ........................................          1,649            50,674
     TheStreet, Inc. ................................................         29,582            57,093
   #*THQ, Inc. ......................................................         63,360           134,957
    *TIBCO Software, Inc. ...........................................         59,289         1,712,859
    *Tier Technologies, Inc. ........................................         16,183            56,964
    *TiVo, Inc. .....................................................         22,900           248,007
    *TNS, Inc. ......................................................          5,458           106,595
     Total System Services, Inc. ....................................         13,567           269,848
    *Transact Technologies, Inc. ....................................          7,182            55,373
   #*TranSwitch Corp. ...............................................          1,232             2,797
   #*Travelzoo, Inc. ................................................          2,775            88,412
   #*Trident Microsystems, Inc. .....................................         19,100            10,314
    *Trimble Navigation, Ltd. .......................................          7,220           291,760
    *Trio-Tech International ........................................          2,616             6,488
    *Triquint Semiconductor, Inc. ...................................        133,190           708,571
    *TSR, Inc. ......................................................            722             3,014
    *TTM Technologies, Inc. .........................................         72,976           815,142
   #*Tyler Technologies, Inc. .......................................         14,547           459,249
    *Ultimate Software Group, Inc. ..................................          2,149           129,327
    *Ultra Clean Holdings, Inc. .....................................         19,667           107,775
    *Ultratech, Inc. ................................................         21,900           477,420
    *Unisys Corp. ...................................................          7,716           200,539
     United Online, Inc. ............................................         87,516           517,220
   #*Universal Display Corp. ........................................          3,898           182,543
   #*USA Technologies, Inc. .........................................          1,583             2,311
    *UTStarcom Holdings Corp. .......................................         68,439            97,868
   #*ValueClick, Inc. ...............................................         47,348           833,325
    *Varian Semiconductor Equipment Associates, Inc. ................          7,198           451,818
   #*Veeco Instruments, Inc. ........................................         35,073           936,098
    *VeriFone Systems, Inc. .........................................         12,455           525,726
    *Verint Systems, Inc. ...........................................          4,493           133,891
    #VeriSign, Inc. .................................................          7,900           253,511
    *Vertro, Inc. ...................................................          2,023             3,419
   #*Viasat, Inc. ...................................................         36,015         1,533,879
    *Viasystems Group, Inc. .........................................          7,980           164,308
    *Vicon Industries, Inc. .........................................          1,600             5,360
    *Video Display Corp. ............................................          6,495            26,824
   #*VirnetX Holding Corp. ..........................................          8,400           181,020
    *Virtusa Corp. ..................................................         30,447           495,982
    #Visa, Inc. .....................................................         37,703         3,516,182
    *Vishay Intertechnology, Inc. ...................................        181,385         1,949,889
    *Vishay Precision Group, Inc. ...................................         18,386           268,252
   #*VistaPrint N.V .................................................          7,396           258,268
    *Vocus, Inc. ....................................................          1,943            39,598
    *Volterra Semiconductor Corp. ...................................         10,258           243,115
     Wayside Technology Group, Inc. .................................          4,672            56,064
    *Web.com Group, Inc. ............................................         29,853           288,380
   #*WebMD Health Corp. .............................................            197             7,082
    *Websense, Inc. .................................................          2,923            52,146
    *Westell Technologies, Inc. Class A .............................         54,239           109,020
    *Western Digital Corp. ..........................................         22,883           609,603
    *Winland Electronics, Inc. ......................................            300               177
    *Wireless Ronin Technologies, Inc. ..............................          1,773             2,464
    *WPCS International, Inc. .......................................          2,800             6,440
    *Wright Express Corp. ...........................................         18,620           872,906
     Xerox Corp. ....................................................        283,265         2,317,108
     Xilinx, Inc. ...................................................         17,283           578,289
    *XO Group, Inc. .................................................         33,845           312,389
    *X-Rite, Inc. ...................................................         53,506           241,312
    *Xyratex, Ltd. ..................................................         29,155           397,674

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Yahoo!, Inc. ...................................................         92,799   $     1,451,376
    *Zebra Technologies Corp. Class A ...............................          6,522           233,096
    *Zix Corp. ......................................................         20,895            51,820
    *Zygo Corp. .....................................................         17,042           261,424
                                                                                       ---------------
Total Information Technology ........................................                      229,862,876
                                                                                       ---------------
Materials -- (4.7%)
     A. Schulman, Inc. ..............................................         31,779           670,855
    *A.M. Castle & Co. ..............................................         22,460           307,477
    *AEP Industries, Inc. ...........................................          5,480           148,124
     Air Products & Chemicals, Inc. .................................          5,900           508,226
     Airgas, Inc. ...................................................          7,100           489,545
    #AK Steel Holding Corp. .........................................         90,300           752,199
     Albemarle Corp. ................................................         12,074           643,423
     Alcoa, Inc. ....................................................        147,024         1,581,978
     Allegheny Technologies, Inc. ...................................         13,643           633,035
    #AMCOL International Corp. ......................................         19,758           596,494
    *American Pacific Corp. .........................................          5,793            53,411
     American Vanguard Corp. ........................................         28,100           347,597
     AptarGroup, Inc. ...............................................         13,500           647,595
    *Arabian American Development Co. ...............................         16,681            76,065
     Ashland, Inc. ..................................................         54,786         2,901,467
    *Balchem Corp. ..................................................          8,962           330,429
     Ball Corp. .....................................................         16,200           560,034
    #Bemis Co., Inc. ................................................         48,112         1,352,428
     Boise, Inc. ....................................................        119,665           723,973
     Buckeye Technologies, Inc. .....................................         34,477         1,042,584
     Cabot Corp. ....................................................         23,785           717,831
    *Calgon Carbon Corp. ............................................         35,700           569,415
     Carpenter Technology Corp. .....................................         21,881         1,241,090
     Celanese Corp. Class A .........................................          2,601           113,274
    *Century Aluminum Co. ...........................................         91,741         1,023,830
     CF Industries Holdings, Inc. ...................................          2,563           415,898
    *Chemtura Corp. .................................................         81,640           991,110
    *Clearwater Paper Corp. .........................................         22,678           751,322
     Cliffs Natural Resources, Inc. .................................         10,422           710,989
    *Coeur d'Alene Mines Corp. ......................................         80,842         2,067,130
     Commercial Metals Co. ..........................................        123,281         1,532,383
     Compass Minerals International, Inc. ...........................          3,600           273,852
    *Contango ORE, Inc. .............................................          1,275            17,850
    *Continental Materials Corp. ....................................             73               791
    *Core Molding Technologies, Inc. ................................          7,420            64,480
    *Crown Holdings, Inc. ...........................................          7,500           253,425
     Cytec Industries, Inc. .........................................         44,664         1,995,141
     Deltic Timber Corp. ............................................          7,323           495,694
    #Domtar Corp. ...................................................         36,566         2,995,121
     Dow Chemical Co. (The) .........................................         79,506         2,216,627
     E.I. du Pont de Nemours & Co. ..................................          8,400           403,788
     Eagle Materials, Inc. ..........................................         35,734           735,406
     Eastman Chemical Co. ...........................................         11,200           440,048
    *Ferro Corp. ....................................................         50,331           325,642
    *Flotek Industries, Inc. ........................................          6,007            44,692
     FMC Corp. ......................................................          5,100           402,339
     Freeport-McMoRan Copper & Gold, Inc. Class B ...................         19,584           788,452
     Friedman Industries, Inc. ......................................         10,403           109,023
   #*General Moly, Inc. .............................................         77,588           266,903
    *Georgia Gulf Corp. .............................................         29,080           526,348
    *Globe Specialty Metals, Inc. ...................................          1,113            18,554
   #*Golden Minerals, Co. ...........................................         12,619            88,459
    *Graphic Packaging Holding Co. ..................................        330,948         1,462,790
     Greif, Inc. Class A ............................................         12,716           569,422

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
    #Greif, Inc. Class B ............................................          8,446   $       386,405
     H.B. Fuller Co. ................................................         44,500           956,305
    #Hawkins, Inc. ..................................................          9,343           357,650
     Haynes International, Inc. .....................................         11,955           699,248
    *Headwaters, Inc. ...............................................         58,852           103,580
   #*Hecla Mining Co. ...............................................         87,700           549,879
    *Horsehead Holding Corp. ........................................         41,698           361,939
     Huntsman Corp. .................................................        114,685         1,346,402
     Innophos Holdings, Inc. ........................................         20,319           893,833
    *Innospec, Inc. .................................................         20,445           617,439
     International Flavors & Fragrances, Inc. .......................          1,100            66,616
     International Paper Co. ........................................         67,871         1,880,027
   #*Intrepid Potash, Inc. ..........................................            400            11,132
     Kaiser Aluminum Corp. ..........................................         19,793           919,583
    *KapStone Paper & Packaging Corp. ...............................         39,807           652,835
     KMG Chemicals, Inc. ............................................         11,193           162,746
     Koppers Holdings, Inc. .........................................          4,923           162,902
    *Kraton Performance Polymers, Inc. ..............................         16,525           325,212
     Kronos Worldwide, Inc. .........................................         40,706           903,266
    *Landec Corp. ...................................................         28,448           176,662
    #Limoneira Co. ..................................................            507             8,796
    *Louisiana-Pacific Corp. ........................................        132,308           879,848
    *LSB Industries, Inc. ...........................................         16,844           596,783
    #Martin Marietta Materials, Inc. ................................          6,197           447,237
    *Materion Corp. .................................................         18,800           497,072
     MeadWestavco Corp. .............................................        151,161         4,218,904
    *Mercer International, Inc. .....................................         44,279           304,640
    *Metals USA Holdings Corp. ......................................         36,968           402,582
     Minerals Technologies, Inc. ....................................         16,140           885,118
   #*Mines Management, Inc. .........................................          9,985            24,962
    *Mod-Pac Corp. ..................................................          1,922            11,378
     Mosaic Co. (The) ...............................................          5,700           333,792
     Myers Industries, Inc. .........................................         35,052           428,335
     Nalco Holding Co. ..............................................         17,300           652,383
     Neenah Paper, Inc. .............................................         15,367           253,556
    #NewMarket Corp. ................................................          3,700           718,318
     Newmont Mining Corp. ...........................................         16,000         1,069,280
     NL Industries, Inc. ............................................         44,564           647,961
    *Noranda Aluminum Holding Corp. .................................         14,622           135,400
    *Northern Technologies International Corp. ......................          3,655            52,998
     Nucor Corp. ....................................................         21,823           824,473
     Olin Corp. .....................................................         72,195         1,361,598
    #Olympic Steel, Inc. ............................................         10,669           218,181
    *OM Group, Inc. .................................................         36,106         1,043,824
    *Omnova Solutions, Inc. .........................................         43,756           193,839
    *Owens-Illinois, Inc. ...........................................         11,028           221,442
     P.H. Glatfelter Co. ............................................         47,126           706,890
     Packaging Corp. of America .....................................         22,528           587,530
    *Penford Corp. ..................................................         11,940            61,013
     PolyOne Corp. ..................................................         85,702           959,005
     PPG Industries, Inc. ...........................................          5,100           440,691
     Quaker Chemical Corp. ..........................................         13,200           459,228
     Reliance Steel & Aluminum Co. ..................................         67,931         3,001,871
     Rock-Tenn Co. Class A ..........................................         32,956         1,950,666
    *Rockwood Holdings, Inc. ........................................         29,600         1,362,784
     Royal Gold, Inc. ...............................................         16,675         1,193,596
     RPM International, Inc. ........................................         30,156           677,605
    *RTI International Metals, Inc. .................................         31,093           820,544
     Schnitzer Steel Industries, Inc. Class A .......................         20,059           938,761
     Schweitzer-Maudoit International, Inc. .........................         15,888         1,117,244
    #Scotts Miracle-Gro Co. Class A (The) ...........................          5,700           276,507

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Sealed Air Corp. ...............................................         23,750   $       422,750
    *Senomyx, Inc. ..................................................         18,077            82,431
     Sensient Technologies Corp. ....................................         43,380         1,603,325
     Sherwin-Williams Co. ...........................................          4,900           405,279
    #Sigma-Aldrich Corp. ............................................          4,708           308,280
     Silgan Holdings, Inc. ..........................................          6,835           256,586
   #*Silver Bull Resources, Inc. ....................................          3,700             2,442
   #*Solitario Exploration & Royalty Corp. ..........................          1,300             2,301
    *Solutia, Inc. ..................................................         25,726           418,048
    #Sonoco Products Co. ............................................         13,290           417,173
    *Spartech Corp. .................................................         26,974           109,514
     Steel Dynamics, Inc. ...........................................         98,076         1,224,969
     Stepan Co. .....................................................          7,000           541,030
   #*Stillwater Mining Co. ..........................................         66,500           755,440
    *Synalloy Corp. .................................................          9,022            90,220
     Temple-Inland, Inc. ............................................         76,773         2,442,149
    #Texas Industries, Inc. .........................................         24,112           723,360
    #Titanium Metals Corp. ..........................................         19,037           318,870
   #*U.S. Gold Corp. ................................................         72,716           330,131
    *United States Lime & Minerals, Inc. ............................          5,381           295,955
    #United States Steel Corp. ......................................         29,380           745,077
    *Universal Stainless & Alloy Products, Inc. .....................          6,880           259,032
     Valhi, Inc. ....................................................          8,200           484,538
     Valspar Corp. ..................................................         69,104         2,409,656
    *Verso Paper Corp. ..............................................          1,365             2,498
    #Vulcan Materials Co. ...........................................         72,030         2,253,819
     Walter Energy, Inc. ............................................          7,300           552,245
     Wausau Paper Corp. .............................................         50,611           379,582
    #Westlake Chemical Corp. ........................................         48,263         1,988,918
     Worthington Industries, Inc. ...................................         65,493         1,131,719
    *WR Grace & Co. .................................................          7,182           300,136
     Zep, Inc. ......................................................         20,010           304,952
    *Zoltek Cos., Inc. ..............................................         34,477           249,958
                                                                                       ---------------
Total Materials .....................................................                      103,328,737
                                                                                       ---------------
Other -- (0.0%)
   .*All American Group, Inc. Escrow Shares .........................          1,300                --
  .#*Atlas Energy, Inc. Escrow Shares ...............................         29,615                --
   .*Endo Pharmaceuticals Solutions .................................         21,829            24,012
   .*Gerber Scientific, Inc. Escrow Shares ..........................         24,204                --
   .*J. Crew Group, Inc. Escrow Shares ..............................          5,300                --
   .*MAIR Holdings, Inc. Escrow Shares ..............................          3,915                --
   .*Price Communications Liquidation Trust .........................          8,600                --
   .*Softbrands, Inc. Escrow Shares .................................          5,800                --
   .*Voyager Learning Co. Escrow Shares .............................          5,149                --
                                                                                       ---------------
Total Other .........................................................                           24,012
                                                                                       ---------------
Telecommunication Services -- (2.3%)
    *AboveNet, Inc. .................................................         14,596           866,273
     AT&T, Inc. .....................................................        802,858        23,531,768
    #Atlantic Tele-Network, Inc. ....................................         15,202           576,916
    *Cbeyond, Inc. ..................................................         18,494           152,391
    #CenturyLink, Inc. ..............................................         87,322         3,078,974
   #*Cincinnati Bell, Inc. ..........................................         48,400           155,848
    *Cogent Communications Group, Inc. ..............................         12,105           194,285
     Consolidated Communications Holdings, Inc. .....................         20,794           392,591
   #*Crown Castle International Corp. ...............................         11,600           479,776
   #*FiberTower Corp. ...............................................         23,603            22,659
    #Frontier Communications Corp. ..................................        513,036         3,211,605
    *General Communications, Inc. Class A ...........................         44,400           419,580
     HickoryTech Corp. ..............................................         11,639           129,891

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Telecommunication Services -- (Continued)
     IDT Corp. Class B ..............................................         18,419   $       211,819
   #*Iridium Communications, Inc. ...................................         73,501           467,466
   #*Leap Wireless International, Inc. ..............................         39,583           275,102
   #*Level 3 Communications, Inc. ...................................         11,404           304,373
    *MetroPCS Communications, Inc. ..................................         74,060           629,510
    *Neutral Tandem, Inc. ...........................................         33,890           357,201
    *NII Holdings, Inc. .............................................         10,603           249,489
     NTELOS Holdings Corp. ..........................................         12,943           246,176
    *PAETEC Holding Corp. ...........................................         34,800           190,704
   #*Pendrell Corp. .................................................          6,911            17,139
    *Premiere Global Services, Inc. .................................         51,433           465,983
    *Primus Telecommunications Group, Inc. ..........................            654             7,684
    *SBA Communications Corp. .......................................          3,000           114,270
    *Shenandoah Telecommunications Co. ..............................         23,208           314,700
    *Sprint Nextel Corp. ............................................        506,044         1,300,533
     SureWest Communications ........................................         14,438           165,604
    #Telephone & Data Systems, Inc. .................................         45,004         1,043,193
     Telephone & Data Systems, Inc. Special Shares ..................         42,082           880,355
   #*tw telecom, Inc. ...............................................          4,582            84,767
    *United States Cellular Corp. ...................................         24,586           980,244
     USA Mobility, Inc. .............................................         23,864           311,902
     Verizon Communications, Inc. ...................................        205,994         7,617,658
    *Warwick Valley Telephone Co. ...................................          5,331            64,239
    #Windstream Corp. ...............................................         43,692           531,732
                                                                                       ---------------
Total Telecommunication Services ....................................                       50,044,400
                                                                                       ---------------
Utilities -- (1.4%)
    *AES Corp. ......................................................        393,220         4,411,928
    #AGL Resources, Inc. ............................................          7,625           319,793
     ALLETE, Inc. ...................................................          9,300           367,443
     Alliant Energy Corp. ...........................................            753            30,707
     American States Water Co. ......................................          4,534           158,418
     Aqua America, Inc. .............................................         13,326           295,704
    #Artesian Resources Corp. .......................................          2,233            40,641
     Atmos Energy Corp. .............................................          8,662           297,280
     Avista Corp. ...................................................         14,203           361,466
    #Black Hills Corp. ..............................................         10,094           340,269
   #*Cadiz, Inc. ....................................................          2,750            26,428
     California Water Service Group .................................         15,378           285,569
    *Calpine Corp. ..................................................        112,188         1,701,892
     CenterPoint Energy, Inc. .......................................          1,100            22,924
     Central Vermont Public Service Corp. ...........................          6,594           233,230
     CH Energy Group, Inc. ..........................................          6,000           331,260
     Chesapeake Utilities Corp. .....................................          3,436           145,652
     Cleco Corp. ....................................................          6,015           221,773
    #CMS Energy Corp. ...............................................         19,300           401,826
     Connecticut Water Services, Inc. ...............................          3,934           105,195
     Consolidated Water Co., Ltd. ...................................         13,018           120,807
     Delta Natural Gas Co., Inc. ....................................            929            29,960
     DPL, Inc. ......................................................          7,586           230,235
   #*Dynegy, Inc. ...................................................        120,391           441,835
     El Paso Electric Co. ...........................................         10,600           339,518
     Empire District Electric Co. ...................................         10,756           214,797
     Gas Natural, Inc. ..............................................          1,658            18,238
    *Genie Energy, Ltd. Class B .....................................         18,419           152,878
    *GenOn Energy, Inc. .............................................        709,932         2,165,293
    #Great Plains Energy, Inc. ......................................         13,107           271,839
     Hawaiian Electric Industries, Inc. .............................          8,638           218,801
     IDACORP, Inc. ..................................................          5,746           232,023
     Integrys Energy Group, Inc. ....................................          7,049           372,963
     ITC Holdings Corp. .............................................          5,500           399,740

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
     Laclede Group, Inc. ............................................          5,586   $       224,110
     MDU Resources Group, Inc. ......................................          3,108            64,056
     MGE Energy, Inc. ...............................................          5,919           258,305
     Middlesex Water Co. ............................................         10,550           199,922
     National Fuel Gas Co. ..........................................          2,800           171,612
     New Jersey Resources Corp. .....................................          9,664           454,401
    #Nicor, Inc. ....................................................          5,100           286,875
    #Northeast Utilities, Inc. ......................................          5,500           190,135
    #Northwest Natural Gas Co. ......................................          6,831           319,144
     NorthWestern Corp. .............................................          9,300           320,385
    *NRG Energy, Inc. ...............................................        124,277         2,662,013
     NSTAR ..........................................................          7,800           351,702
    #NV Energy, Inc. ................................................         21,887           351,067
     OGE Energy Corp. ...............................................          5,300           274,222
     Oneok, Inc. ....................................................            900            68,445
    #Ormat Technologies, Inc. .......................................         34,869           662,162
     Otter Tail Corp. ...............................................          8,800           170,808
     Pennichuck Corp. ...............................................          3,741           106,431
    #Piedmont Natural Gas Co. .......................................          7,025           229,647
     Pinnacle West Capital Corp. ....................................          7,400           337,292
     PNM Resources, Inc. ............................................         20,600           370,388
     Portland General Electric Co. ..................................         17,700           434,358
     Public Service Enterprise Group, Inc. ..........................         68,524         2,309,259
     Questar Corp. ..................................................         41,730           804,137
     RGC Resources, Inc. ............................................            400             7,184
     SJW Corp. ......................................................         18,956           441,296
     South Jersey Industries, Inc. ..................................          7,648           430,659
     Southwest Gas Corp. ............................................          8,454           333,764
    *Synthesis Energy Systems, Inc. .................................         44,876            69,109
     TECO Energy, Inc. ..............................................         20,582           382,208
     UGI Corp. ......................................................         10,988           315,026
    #UIL Holdings Corp. .............................................         11,528           392,874
     UniSource Energy Corp. .........................................          9,500           354,160
     Unitil Corp. ...................................................          5,773           153,966
     Vectren Corp. ..................................................          7,979           226,444
    #Westar Energy, Inc. ............................................         11,100           302,586
    #WGL Holdings, Inc. .............................................          7,470           319,791
     York Water Co. .................................................          4,220            71,740
                                                                                       ---------------
Total Utilities .....................................................                       30,730,008
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,848,044,815
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
   .*Capital Bank Corp. Rights Contingent Value Rights ..............          2,758                --
    *Celgene Corp. Contingent Value Rights ..........................          5,190             8,408
   .*Contra Pharmacopeia Contingent Value Rights ....................          9,274                --
   .*Emergent Biosolutions, Inc. Contingent Value Rights ............          3,245                --
   .*U.S. Concrete, Inc. Warrants A 08/31/17 ........................            567                --
   .*U.S. Concrete, Inc. Warrants B 08/31/17 ........................            567                --
    *Valley National Bancorp Warrants 06/30/15 ......................            106               228
    *Zion Oil & Gas, Inc. Warrants 08/15/12 .........................          2,514               754
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                            9,390
                                                                                       ---------------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares ........................................................      6,829,482   $     6,829,482
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@DFA Short Term Investment Fund ..................................    328,663,098       328,663,098
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
      11/01/11 (Collateralized by $354,554 FHLMC, rates ranging from
      4.500% to 6.000%, maturities ranging from 07/01/30 to 10/01/36
      & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to 06/01/41, valued at $355,828) to be
      repurchased at $344,228 .......................................   $        344           344,227
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      329,007,325
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,137,196,177) ............................................                  $ 2,183,891,012
                                                                                       ===============

                            U.S. SMALL CAP PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (78.0%)
Consumer Discretionary -- (13.5%)
    *1-800-FLOWERS.COM, Inc. Class A ................................         95,776   $       272,962
    *4Kids Entertainment, Inc. ......................................        159,049            15,921
   #*99 Cents Only Stores ...........................................        267,156         5,824,001
     A.H. Belo Corp. Class A ........................................         63,704           318,520
    #Aaron's, Inc. ..................................................        265,037         7,092,390
    *AC Moore Arts & Crafts, Inc. ...................................         20,115            31,782
    #Acme United Corp. ..............................................          7,500            70,725
    *AFC Enterprises, Inc. ..........................................         98,923         1,356,234
     Aldila, Inc. ...................................................         67,103           181,178
    #Ambassadors Group, Inc. ........................................         58,376           289,545
     Amcon Distributing Co. .........................................          2,169           120,163
   #*American Apparel, Inc. .........................................        130,700           113,709
   #*American Axle & Manufacturing Holdings, Inc. ...................        254,687         2,467,917
    *American Biltrite, Inc. ........................................          6,228            32,074
     American Greetings Corp. Class A ...............................         47,800           765,278
   #*American Public Education, Inc. ................................         63,815         2,285,215
    *America's Car-Mart, Inc. .......................................         40,727         1,359,467
   #*Amerigon, Inc. .................................................         78,671         1,206,813
     Ameristar Casinos, Inc. ........................................        192,036         3,552,666
   #*ANN, INC. ......................................................        206,770         5,508,353
     Arbitron, Inc. .................................................         99,783         3,964,379
   #*Archipelago Learning, Inc. .....................................         88,685           903,700
    *Arctic Cat, Inc. ...............................................         44,256           898,839
    *Ark Restaurants Corp. ..........................................         17,030           238,420
    *Asbury Automotive Group, Inc. ..................................        152,117         2,836,982
    *Ascena Retail Group, Inc. ......................................         16,596           479,624
    *Ascent Capital Group, Inc. Class A .............................         49,149         2,235,788
   #*Atrinsic, Inc. .................................................         31,641            52,208
    *Audiovox Corp. Class A .........................................        161,082         1,145,293
    *Ballantyne Strong, Inc. ........................................         44,163           164,286
   #*Bally Technologies, Inc. .......................................        153,838         5,579,704
    #Barnes & Noble, Inc. ...........................................        208,338         2,556,307
     Bassett Furniture Industries, Inc. .............................        161,298         1,217,800
   #*Beasley Broadcast Group, Inc. ..................................         68,353           267,944
   #*Beazer Homes USA, Inc. .........................................        280,735           603,580
     bebe stores, Inc. ..............................................        315,077         2,262,253
     Belo Corp. Class A .............................................        326,521         2,070,143
    *Benihana, Inc. .................................................          6,563            65,564
    *Benihana, Inc. Class A .........................................         67,210           647,904
    #Big 5 Sporting Goods Corp. .....................................         66,279           512,337
    *Biglari Holdings, Inc. .........................................          6,402         2,209,458
   #*BJ's Restaurants, Inc. .........................................         97,014         5,134,951
    *Black Diamond, Inc. ............................................         30,200           260,626
   #*Blue Nile, Inc. ................................................         49,997         2,256,365
    *Bluegreen Corp. ................................................        106,741           241,235
     Blyth, Inc. ....................................................         30,030         1,676,575
     Bob Evans Farms, Inc. ..........................................        112,294         3,694,473
   #*Body Central Corp. .............................................            200             4,200
    #Bon-Ton Stores, Inc. (The) .....................................        121,759           642,888
    #Books-A-Million, Inc. ..........................................         45,236           100,424
     Bowl America, Inc. Class A .....................................          6,328            78,214
   #*Boyd Gaming Corp. ..............................................        210,304         1,362,770
   #*Bridgepoint Education, Inc. ....................................        194,052         4,205,107
    #Brinker International, Inc. ....................................        322,412         7,383,235
    *Brookfield Residential Properties, Inc. ........................         19,117           138,598
    #Brown Shoe Co., Inc. ...........................................        210,300         1,873,773
   #*Brunswick Corp. ................................................        108,231         1,911,359
    #Buckle, Inc. ...................................................        166,850         7,434,836

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Buffalo Wild Wings, Inc. .......................................         66,047   $     4,373,632
    *Build-A-Bear-Workshop, Inc. ....................................         67,614           442,872
   #*Cabela's, Inc. .................................................        244,173         6,084,791
    *Cache, Inc. ....................................................         42,567           223,902
    #Callaway Golf Co. ..............................................        227,197         1,320,015
    *Cambium Learning Group, Inc. ...................................        115,969           382,698
    *Canterbury Park Holding Corp. ..................................         12,421           129,799
    *Capella Education Co. ..........................................         45,693         1,590,573
   #*Career Education Corp. .........................................        214,349         3,457,449
    *Caribou Coffee Co., Inc. .......................................         74,623         1,018,604
   #*Carmike Cinemas, Inc. ..........................................        132,731           860,097
     Carriage Services, Inc. ........................................        145,934           869,767
    *Carrols Restaurant Group, Inc. .................................         81,724           763,302
   #*Carter's, Inc. .................................................        215,859         8,222,069
    *Casual Male Retail Group, Inc. .................................        174,973           726,138
     Cato Corp. Class A .............................................        102,652         2,630,971
    *Cavco Industries, Inc. .........................................         21,802           981,744
     CEC Entertainment, Inc. ........................................         80,916         2,558,564
   #*Central European Media Enterprises, Ltd. Class A ...............         22,087           243,840
   #*Charles & Colvard, Ltd. ........................................         54,095           119,009
   #*Charming Shoppes, Inc. .........................................        417,915         1,450,165
   #*Cheesecake Factory, Inc. .......................................        211,504         5,919,997
    #Cherokee, Inc. .................................................         29,359           385,777
   #*Children's Place Retail Stores, Inc. (The) .....................         95,163         4,467,903
     Choice Hotels International, Inc. ..............................          1,576            56,405
     Christopher & Banks Corp. ......................................        126,860           422,444
    *Chromcraft Revington, Inc. .....................................         22,839            23,067
     Churchill Downs, Inc. ..........................................         62,556         3,007,067
     Cinemark Holdings, Inc. ........................................        227,957         4,711,871
   #*Citi Trends, Inc. ..............................................         48,728           603,740
    *Coast Distribution System, Inc. (The) ..........................         43,930           119,050
    *Cobra Electronics Corp. ........................................         26,671            94,415
   #*Coinstar, Inc. .................................................        110,616         5,280,808
   #*Coldwater Creek, Inc. ..........................................        208,113           218,519
   #*Collective Brands, Inc. ........................................        216,679         3,165,680
     Collectors Universe, Inc. ......................................         56,999           881,205
    #Columbia Sportswear Co. ........................................         90,521         4,864,599
    *Comstock Homebuilding Companies, Inc. ..........................          3,000             3,510
   #*Conn's, Inc. ...................................................        111,016         1,022,457
     Cooper Tire & Rubber Co. .......................................        231,001         3,310,244
    *Core-Mark Holding Co., Inc. ....................................         40,182         1,345,695
   #*Corinthian Colleges, Inc. ......................................        229,718           438,761
   #*Cost Plus, Inc. ................................................         77,725           613,250
    #CPI Corp. ......................................................         24,561           146,629
    #Cracker Barrel Old Country Store, Inc. .........................         86,199         3,653,976
    *Craftmade International, Inc. ..................................         14,498            59,732
    *Crocs, Inc. ....................................................        316,591         5,594,163
   #*Crown Media Holdings, Inc. .....................................         52,217            82,503
     CSS Industries, Inc. ...........................................         26,600           560,728
    *Culp, Inc. .....................................................         38,854           333,367
   #*Cumulus Media, Inc. ............................................        801,871         2,413,632
    *Daily Journal Corp. ............................................            200            13,326
    *Dana Holding Corp. .............................................        305,054         4,313,464
    *Deckers Outdoor Corp. ..........................................         46,851         5,399,109
    *dELiA*s, Inc. ..................................................         26,901            37,661
    *Delta Apparel, Inc. ............................................         13,380           240,974
     Destination Maternity Corp. ....................................         45,652           756,454
   #*DGSE Cos., Inc. ................................................          5,479            45,202
    #Dillard's, Inc. Class A ........................................        175,813         9,059,644
   #*DineEquity, Inc. ...............................................         62,794         2,948,806
    *Dixie Group, Inc. (The) ........................................        107,711           337,135

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Dolan Co. ......................................................        103,074   $       901,898
    *Domino's Pizza, Inc. ...........................................        270,452         8,662,578
    *Dorman Products, Inc. ..........................................         66,273         2,525,664
   #*Dover Downs Gaming & Entertainment, Inc. .......................         43,169            92,382
    *Dover Motorsports, Inc. ........................................         56,312            57,438
    *Dreams, Inc. ...................................................          1,500             2,790
   #*DreamWorks Animation SKG, Inc. Class A .........................        103,125         1,912,969
    #Drew Industries, Inc. ..........................................         78,465         1,885,514
    #DSW, Inc. Class A ..............................................        136,560         7,147,550
   #*Duckwall-ALCO Stores, Inc. .....................................          5,207            53,840
    *E.W. Scripps Co. Class A (The) .................................        161,554         1,347,360
    *EDCI Holdings, Inc. ............................................         19,757            81,596
    #Educational Development Corp. ..................................         15,090            82,618
     Einstein Noah Restaurant Group, Inc. ...........................         59,865           881,213
    *ELXSI Corp. ....................................................          1,800             5,265
    *Emerson Radio Corp. ............................................        197,300           335,410
    *Emmis Communications Corp. Class A .............................         60,662            44,283
   #*Empire Resorts, Inc. ...........................................         71,657            47,294
   #*Entercom Communications Corp. Class A ..........................        104,657           686,550
    *Entravision Communications Corp. ...............................        176,161           290,666
     Escalade, Inc. .................................................         38,965           209,242
    #Ethan Allen Interiors, Inc. ....................................         99,836         1,976,753
   #*Ever-Glory International Group, Inc. ...........................          1,580             2,133
    *Exide Technologies .............................................        266,699         1,200,146
    *Express, Inc. ..................................................        310,412         7,012,207
    *Famous Dave's of America, Inc. .................................         28,331           247,613
    *Federal Screw Works ............................................          1,562             8,357
    *Federal-Mogul Corp. ............................................        132,470         2,233,444
     Finish Line, Inc. Class A (The) ................................        188,810         3,795,081
    *Fisher Communications, Inc. ....................................         21,878           635,337
    #Flanigan's Enterprises, Inc. ...................................          5,380            43,174
     Flexsteel Industries, Inc. .....................................         22,267           317,305
    *Footstar, Inc. .................................................         22,800            13,224
    *Frederick's of Hollywood Group, Inc. ...........................          1,000               414
    #Fred's, Inc. Class A ...........................................        137,847         1,680,355
     Frisch's Restaurants, Inc. .....................................         20,810           397,471
   #*Fuel Systems Solutions, Inc. ...................................         64,450         1,504,263
   #*Full House Resorts, Inc. .......................................         60,438           174,061
    *Furniture Brands International, Inc. ...........................        179,945           343,695
    #Gaiam, Inc. ....................................................         56,441           218,427
     Gaming Partners International Corp. ............................          8,434            56,845
   #*Gaylord Entertainment Co. ......................................        174,161         4,073,626
    *Geeknet, Inc. ..................................................          9,895           192,656
    *Genesco, Inc. ..................................................         85,318         5,028,643
   #*G-III Apparel Group, Ltd. ......................................         69,327         1,954,328
    *Global Sources, Ltd. ...........................................          6,591            48,048
   #*Golfsmith International Holdings, Inc. .........................          4,188            14,742
   #*Gordmans Stores, Inc. ..........................................          6,960            97,301
    *Grand Canyon Education, Inc. ...................................        146,065         2,382,320
    *Gray Television, Inc. ..........................................        174,728           331,983
    *Gray Television, Inc. Class A ..................................         25,939            43,578
    *Great Wolf Resorts, Inc. .......................................        213,408           524,984
    #Group 1 Automotive, Inc. .......................................         83,138         3,787,767
    *Hallwood Group, Inc. ...........................................          1,128            14,788
    *Hampshire Group, Ltd. ..........................................          8,000            22,200
    *Harris Interactive, Inc. .......................................        907,213           544,328
     Harte-Hanks, Inc. ..............................................        223,199         1,959,687
    *Hastings Entertainment, Inc. ...................................         42,003            84,006
     Haverty Furniture Cos., Inc. ...................................         65,915           765,932
     Haverty Furniture Cos., Inc. Class A ...........................          2,292            27,504
    *Heelys, Inc. ...................................................         24,682            49,117

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Helen of Troy, Ltd. ............................................        110,739   $     3,203,679
   #*hhgregg, Inc. ..................................................        137,318         1,750,804
   #*Hibbett Sporting Goods, Inc. ...................................         98,350         4,051,036
    #Hillenbrand, Inc. ..............................................        219,405         4,631,640
     Hooker Furniture Corp. .........................................         36,225           351,382
     Hot Topic, Inc. ................................................        163,145         1,233,376
   #*Hovnanian Enterprises, Inc. ....................................        128,558           185,124
    *HSN, Inc. ......................................................        206,075         7,350,695
    *Iconix Brand Group, Inc. .......................................        255,298         4,582,599
    *Infosonics Corp. ...............................................         34,050            22,814
     Insignia Systems, Inc. .........................................         15,351            31,777
     International Speedway Corp. Class A ...........................         97,155         2,318,118
    *Interval Leisure Group, Inc. ...................................        245,466         3,389,885
   #*iRobot Corp. ...................................................         86,480         2,928,213
    *Isle of Capri Casinos, Inc. ....................................         61,370           333,853
   #*ITT Educational Services, Inc. .................................         91,994         5,699,948
    *J. Alexander's Corp. ...........................................         15,982           106,760
   #*Jack in the Box, Inc. ..........................................        184,282         3,792,524
    *Jaclyn, Inc. ...................................................          2,235            15,008
    #JAKKS Pacific, Inc. ............................................         75,915         1,440,108
    *Johnson Outdoors, Inc. Class A .................................         21,014           390,650
     Jones Group, Inc. (The) ........................................        290,203         3,241,568
   #*Jos. A. Bank Clothiers, Inc. ...................................         96,709         5,168,129
    *Journal Communications, Inc. ...................................        180,719           697,575
   #*K12, Inc. ......................................................        124,937         4,379,042
    #KB Home ........................................................        289,232         2,015,947
    *Kenneth Cole Productions, Inc. Class A .........................         36,262           390,179
    *Kid Brands, Inc. ...............................................        195,908           574,010
    *Kirkland's, Inc. ...............................................         91,646         1,030,101
    *Knology, Inc. ..................................................        169,861         2,434,108
    *Kona Grill, Inc. ...............................................         17,060            98,266
     Koss Corp. .....................................................         22,072           112,567
   #*Krispy Kreme Doughnuts, Inc. ...................................        236,849         1,672,154
     KSW, Inc. ......................................................         20,184            62,974
   #*K-Swiss, Inc. Class A ..........................................         91,023           409,604
    #Lacrosse Footwear, Inc. ........................................         26,628           340,838
    *Lakeland Industries, Inc. ......................................         14,293           107,483
    *Lakes Entertainment, Inc. ......................................         61,139           128,392
    *Lazare Kaplan International, Inc. ..............................          9,600            26,880
    *La-Z-Boy, Inc. .................................................        186,940         1,899,310
    *Leapfrog Enterprises, Inc. .....................................        166,774           622,067
    *Learning Tree International, Inc. ..............................         40,081           318,644
   #*Lee Enterprises, Inc. ..........................................        467,197           331,710
   #*Libbey, Inc. ...................................................         71,497           905,152
    *Liberty Media Corp. - Liberty Capital Class B ..................          1,797           139,348
   #*Life Time Fitness, Inc. ........................................        151,703         6,542,950
     Lifetime Brands, Inc. ..........................................         51,358           628,108
    *LIN TV Corp. Class A ...........................................        150,316           468,986
    #Lincoln Educational Services Corp. .............................         75,737           708,141
    #Lithia Motors, Inc. Class A ....................................        152,270         3,132,194
    *Live Nation Entertainment, Inc. ................................        490,421         4,605,053
   #*LodgeNet Interactive Corp. .....................................         28,748            57,496
    *Luby's, Inc. ...................................................        245,262         1,184,615
   #*Lumber Liquidators Holdings, Inc. ..............................          1,204            18,024
    *M/I Homes, Inc. ................................................         64,341           480,627
     Mac-Gray Corp. .................................................         47,144           654,359
    *Madison Square Garden Co. (The) ................................        113,712         3,005,408
    *Maidenform Brands, Inc. ........................................         84,542         2,078,042
     Marcus Corp. ...................................................         73,595           877,252
   #*Marine Products Corp. ..........................................        119,549           661,106
    *MarineMax, Inc. ................................................         81,227           661,188

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................         94,427   $       365,432
    #Matthews International Corp. Class A ...........................        106,278         3,734,609
    *MAXXAM, Inc. ...................................................            253           148,638
    *McClatchy Co. (The) ............................................        204,872           321,649
    *McCormick & Schmick's Seafood Restaurants, Inc. ................         72,589           486,346
     McRae Industries, Inc. Class A .................................          2,500            32,275
    #MDC Holdings, Inc. .............................................        164,298         3,680,275
    *Meade Instruments Corp. ........................................         16,515            58,628
   #*Media General, Inc. Class A ....................................         75,311           227,439
     Men's Wearhouse, Inc. (The) ....................................        185,427         5,725,986
    #Meredith Corp. .................................................        130,371         3,497,854
    *Meritage Homes Corp. ...........................................        109,161         1,937,608
    *Midas, Inc. ....................................................         42,592           388,439
    *Modine Manufacturing Co. .......................................        167,326         1,768,636
   #*Monarch Casino & Resort, Inc. ..................................         48,198           495,957
    #Monro Muffler Brake, Inc. ......................................        110,039         4,081,347
   #*Morgans Hotel Group Co. ........................................         28,266           184,012
    *Morton's Restaurant Group, Inc. ................................         59,969           292,649
    *Motorcar Parts of America, Inc. ................................         42,829           424,864
     Movado Group, Inc. .............................................         64,465         1,078,499
    *MTR Gaming Group, Inc. .........................................         59,127            98,151
    *Multimedia Games Holding Co., Inc. .............................         97,834           646,683
    *Nathan's Famous, Inc. ..........................................         20,482           386,495
     National CineMedia, Inc. .......................................        189,535         2,293,374
    *Nautilus, Inc. .................................................        217,722           439,798
    *Navarre Corp. ..................................................         88,513           136,310
    *New Frontier Media, Inc. .......................................          3,200             3,424
    *New York & Co., Inc. ...........................................        208,958           557,918
   #*New York Times Co. Class A (The) ...............................        527,805         4,021,874
    *Nexstar Broadcasting Group, Inc. ...............................         33,912           308,599
    *Nobility Homes, Inc. ...........................................         13,083            79,675
    #Nutrisystem, Inc. ..............................................        100,533         1,242,588
    *O'Charley's, Inc. ..............................................         78,734           488,938
    *Office Depot, Inc. .............................................        962,466         2,204,047
   #*OfficeMax, Inc. ................................................        295,315         1,512,013
   #*Orbitz Worldwide, Inc. .........................................        269,067           508,537
    *Orient-Express Hotels, Ltd. Class A ............................        342,132         2,918,386
     Outdoor Channel Holdings, Inc. .................................         87,342           652,445
    *Overstock.com, Inc. ............................................         74,465           618,060
    #Oxford Industries, Inc. ........................................         88,421         3,492,630
    *P & F Industries, Inc. Class A .................................         10,000            41,100
    #P.F. Chang's China Bistro, Inc. ................................         73,381         2,282,149
   #*Pacific Sunwear of California, Inc. ............................        211,007           263,759
   #*Papa John's International, Inc. ................................         91,845         3,100,687
   #*Peet's Coffee & Tea, Inc. ......................................         43,070         2,744,420
     Penske Automotive Group, Inc. ..................................        331,438         6,758,021
    #Pep Boys - Manny, Moe & Jack (The) .............................        189,586         2,180,239
    *Perfumania Holdings, Inc. ......................................          2,175            42,891
    *Perry Ellis International, Inc. ................................         68,577         1,721,283
    #PetMed Express, Inc. ...........................................         69,974           697,641
   #*Pier 1 Imports, Inc. ...........................................        641,193         8,021,324
    *Pinnacle Entertainment, Inc. ...................................        220,582         2,496,988
    *Point.360 ......................................................          4,284             3,535
    #Pool Corp. .....................................................        164,382         4,803,242
   #*Princeton Review, Inc. .........................................         91,100            14,120
    *Q.E.P. Co., Inc. ...............................................          9,614           196,606
   #*Quantum Fuel Systems Technologies Worldwide, Inc. ..............          6,097            12,926
    *Quiksilver, Inc. ...............................................        583,253         1,953,898
    #R.G. Barry Corp. ...............................................         36,825           409,126
   #*Radio One, Inc. Class D ........................................      1,003,142         1,314,116
   #*RadioShack Corp. ...............................................        358,449         4,269,128

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Reading International, Inc. Class A ............................         22,403   $        92,748
    *Reading International, Inc. Class B ............................          2,710            16,938
    *Red Lion Hotels Corp. ..........................................         66,478           462,022
    *Red Robin Gourmet Burgers, Inc. ................................         54,183         1,358,368
    #Regal Entertainment Group ......................................        342,416         4,944,487
    #Regis Corp. ....................................................        235,461         3,852,142
    #Rent-A-Center, Inc. ............................................        213,778         7,300,519
    *Rentrak Corp. ..................................................         26,779           365,801
    *Rick's Cabaret International, Inc. .............................         33,867           264,840
    *Rockford Corp. .................................................         24,170            65,863
    *Rocky Brands, Inc. .............................................         94,670         1,003,502
    *Ruby Tuesday, Inc. .............................................        206,691         1,734,137
   #*Rue21, Inc. ....................................................         87,147         2,321,596
    *Ruth's Hospitality Group, Inc. .................................        126,278           596,032
    #Ryland Group, Inc. (The) .......................................        149,396         2,016,846
    *Saga Communications, Inc. Class A ..............................         13,957           523,388
   #*Saks, Inc. .....................................................        587,195         6,206,651
     Salem Communications Corp. Class A .............................        132,841           330,774
    *Sally Beauty Holdings, Inc. ....................................        177,914         3,414,170
    #Scholastic Corp. ...............................................        107,233         2,879,206
    *Scientific Games Corp. Class A .................................        325,655         2,829,942
   #*Sealy Corp. ....................................................        200,395           310,612
   #*Select Comfort Corp. ...........................................        201,558         4,186,360
     Service Corp. International ....................................        240,473         2,404,730
     Shiloh Industries, Inc. ........................................        208,939         1,650,618
    *Shoe Carnival, Inc. ............................................         47,661         1,300,669
    *Shuffle Master, Inc. ...........................................        193,062         2,048,388
   #*Shutterfly, Inc. ...............................................        124,453         5,185,957
     Sinclair Broadcast Group, Inc. Class A .........................        447,331         4,285,431
    #Six Flags Entertainment Corp. ..................................        182,712         6,559,361
   #*Skechers U.S.A., Inc. Class A ..................................        106,276         1,515,496
     Skyline Corp. ..................................................         45,820           309,743
    *Smith & Wesson Holding Corp. ...................................        230,804           683,180
     Sonesta International Hotels Corp. Class A .....................          2,815            65,026
    #Sonic Automotive, Inc. Class A .................................        147,586         2,165,087
    *Sonic Corp. ....................................................        222,968         1,652,193
    *Spanish Broadcasting System, Inc. Class A ......................         43,707            43,707
     Spartan Motors, Inc. ...........................................        115,562           566,254
   #*Spectrum Group International, Inc. .............................         85,617           252,570
    #Speedway Motorsports, Inc. .....................................        118,983         1,546,779
    *Sport Chalet, Inc. Class A .....................................         28,319            50,691
    *Sport Chalet, Inc. Class B .....................................          4,108             9,633
    *Sports Club Co., Inc. (The) ....................................         19,000            13,110
     Stage Stores, Inc. .............................................        133,727         2,090,153
     Standard Motor Products, Inc. ..................................        144,840         2,252,262
   #*Standard Pacific Corp. .........................................        627,500         1,907,600
    *Stanley Furniture Co., Inc. ....................................         34,255           105,848
    *Stein Mart, Inc. ...............................................        167,776         1,216,376
    *Steiner Leisure, Ltd. ..........................................         53,289         2,567,464
    *Steinway Musical Instruments, Inc. .............................         43,749         1,102,475
    *Steven Madden, Ltd. ............................................        154,000         5,682,600
    #Stewart Enterprises, Inc. Class A ..............................        244,896         1,577,130
    *Stoneridge, Inc. ...............................................         91,784           722,340
     Strattec Security Corp. ........................................         11,681           268,663
    #Sturm Ruger & Co., Inc. ........................................         68,035         2,062,821
     Superior Industries International, Inc. ........................         96,785         1,770,198
    *Syms Corp. .....................................................         34,797           271,765
    *Systemax, Inc. .................................................        118,911         1,799,123
   #*Talbots, Inc. ..................................................         33,903            89,165
    *Tandy Brands Accessories, Inc. .................................         14,700            15,214
    *Tandy Leather Factory, Inc. ....................................          3,583            17,915

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Tenneco, Inc. ..................................................        135,795   $     4,443,212
    #Texas Roadhouse, Inc. ..........................................        256,257         3,672,163
    #Thor Industries, Inc. ..........................................        178,173         4,710,894
   #*Town Sports International Holdings, Inc. .......................         84,452           733,043
    #Tractor Supply Co. .............................................          4,446           315,399
    *Trans World Entertainment Corp. ................................        452,232           899,942
   #*True Religion Apparel, Inc. ....................................         92,707         3,144,621
    *Tuesday Morning Corp. ..........................................        159,005           575,598
   #*Ulta Salon Cosmetics & Fragrance, Inc. .........................        159,558        10,736,658
   #*Unifi, Inc. ....................................................        136,890         1,060,898
   #*Universal Electronics, Inc. ....................................         52,879           983,021
    *Universal Technical Institute, Inc. ............................         88,499         1,263,766
   #*US Auto Parts Network, Inc. ....................................         97,364           545,238
    #Vail Resorts, Inc. .............................................        129,813         5,784,467
   #*Valassis Communications, Inc. ..................................        174,603         3,409,997
    #Value Line, Inc. ...............................................         26,515           334,354
   #*Valuevision Media, Inc. Class A ................................        257,001           842,963
   #*Vera Bradley, Inc. .............................................            900            40,770
   #*Vitacost.com, Inc. .............................................         21,706           133,058
    *Vitamin Shoppe, Inc. ...........................................        104,696         3,948,086
    *Walking Co. Holdings, Inc. (The) ...............................          3,061             9,948
    *Waxman Industries, Inc. ........................................            600             1,500
   #*Wells-Gardner Electronics Corp. ................................         33,182            80,300
     Wendy's Co. (The) ..............................................         19,650            99,429
    *West Marine, Inc. ..............................................        139,909         1,271,773
   #*Westwood One, Inc. Class A .....................................          2,610            11,406
    *Wet Seal, Inc. Class A (The) ...................................        359,068         1,504,495
    #Weyco Group, Inc. ..............................................         50,427         1,195,120
     Williams Controls, Inc. ........................................         10,928           121,301
    #Winmark Corp. ..................................................         22,778         1,130,472
   #*Winnebago Industries, Inc. .....................................         90,602           737,500
   #*WisdomTree Investments, Inc. ...................................          4,500            33,570
     Wolverine World Wide, Inc. .....................................        172,530         6,544,063
    #World Wrestling Entertainment, Inc. ............................         84,180           884,732
   #*Xanadoo Co. ....................................................            170            87,125
   #*Zale Corp. .....................................................        131,182           484,062
   #*Zumiez, Inc. ...................................................        110,579         2,515,672
                                                                                       ---------------
Total Consumer Discretionary ........................................                      653,385,159
                                                                                       ---------------
Consumer Staples -- (3.6%)
    #Alico, Inc. ....................................................         19,830           451,529
    *Alliance One International, Inc. ...............................        303,194           809,528
     Andersons, Inc. (The) ..........................................         68,865         2,542,496
    #Arden Group, Inc. Class A ......................................          3,641           330,275
    #B&G Foods, Inc. ................................................        172,458         3,659,559
   #*Boston Beer Co., Inc. Class A ..................................         31,633         2,798,888
     Bridgford Foods Corp. ..........................................         15,812           138,987
   .*Cagle's, Inc. Class A ..........................................         13,884            54,842
   #*Calavo Growers, Inc. ...........................................         66,522         1,501,402
    #Cal-Maine Foods, Inc. ..........................................         78,573         2,618,052
    #Casey's General Stores, Inc. ...................................        142,377         7,054,780
     CCA Industries, Inc. ...........................................         16,064            80,641
   #*Central European Distribution Corp. ............................         24,785           133,839
    *Central Garden & Pet Co. .......................................         66,566           575,796
    *Central Garden & Pet Co. Class A ...............................        163,962         1,441,226
   #*Chiquita Brands International, Inc. ............................        155,017         1,376,551
    #Coca-Cola Bottling Co. .........................................         30,886         1,733,322
    #Coffee Holding Co., Inc. .......................................         11,600           121,104
    *Craft Brewers Alliance, Inc. ...................................         65,075           426,241
    *Darling International, Inc. ....................................        421,369         5,907,593
    *Dean Foods Co. .................................................        298,393         2,900,380

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    #Diamond Foods, Inc. ............................................         79,218   $     5,208,584
   #*Dole Food Co., Inc. ............................................        162,668         1,721,027
    *Elizabeth Arden, Inc. ..........................................        104,540         3,583,631
    #Farmer Brothers Co. ............................................         33,165           194,015
     Fresh Del Monte Produce, Inc. ..................................        211,695         5,389,755
    *Glacier Water Services, Inc. ...................................          3,200            94,544
    *Golden Enterprises, Inc. .......................................         32,785           120,977
    *Griffin Land & Nurseries, Inc. .................................         20,710           555,442
    *Hain Celestial Group, Inc. (The) ...............................        156,456         5,250,663
    *Harbinger Group, Inc. ..........................................         29,985           154,123
   #*Heckmann Corp. .................................................        408,109         2,444,573
    #Imperial Sugar Co. .............................................         50,965           345,033
     Ingles Markets, Inc. Class A ...................................         44,452           671,225
    #Inter Parfums, Inc. ............................................        106,178         1,957,922
     J & J Snack Foods Corp. ........................................         67,181         3,464,524
    *John B. Sanfilippo & Son, Inc. .................................         61,007           524,660
    #Lancaster Colony Corp. .........................................         98,461         6,549,626
   #*Lifeway Foods, Inc. ............................................         50,414           531,364
    *Mannatech, Inc. ................................................         54,199            33,061
   #*Medifast, Inc. .................................................         55,659           915,034
     MGP Ingredients, Inc. ..........................................         62,919           412,749
     Nash-Finch Co. .................................................         42,757         1,125,364
    *National Beverage Corp. ........................................        125,748         2,127,656
    *Natural Alternatives International, Inc. .......................         20,426           124,599
    *Nature's Sunshine Products, Inc. ...............................         33,684           584,754
    #Nu Skin Enterprises, Inc. Class A ..............................        281,324        14,215,302
    *Nutraceutical International Corp. ..............................         36,047           497,449
    #Oil-Dri Corp. of America .......................................         20,655           414,133
    *Omega Protein Corp. ............................................         68,815           745,266
     Orchids Paper Products Co. .....................................         20,917           244,311
    *Overhill Farms, Inc. ...........................................         44,185           170,996
    *Pantry, Inc. ...................................................         77,215         1,091,820
    *Parlux Fragrances, Inc. ........................................         67,848           227,969
    *Physicians Formula Holdings, Inc. ..............................         57,706           177,734
   #*Pilgrim's Pride Corp. ..........................................        240,393         1,211,581
    *Pizza Inn Holdings, Inc. .......................................          8,932            39,301
    *Prestige Brands Holdings, Inc. .................................        181,475         1,920,006
    #PriceSmart, Inc. ...............................................        104,676         7,959,563
    *Reddy Ice Holdings, Inc. .......................................         18,834            20,906
     Reliv' International, Inc. .....................................         28,122            41,902
    *Revlon, Inc. ...................................................        128,675         1,895,383
    #Rocky Mountain Chocolate Factory, Inc. .........................         20,270           174,119
    #Ruddick Corp. ..................................................        156,784         6,853,029
    #Sanderson Farms, Inc. ..........................................         79,686         3,944,457
    *Scheid Vineyards, Inc. .........................................            440             4,248
    *Schiff Nutrition International, Inc. ...........................         75,388           921,241
    *Seneca Foods Corp. Class A .....................................         32,426           682,567
    *Seneca Foods Corp. Class B .....................................          2,700            55,377
    *Smart Balance, Inc. ............................................        209,219         1,370,384
     Snyders-Lance, Inc. ............................................        170,222         3,612,111
     Spartan Stores, Inc. ...........................................         80,135         1,371,911
    *Spectrum Brands Holdings, Inc. .................................         85,777         2,177,020
   #*Star Scientific, Inc. ..........................................        221,889           643,478
     Stephan Co. (The) ..............................................          3,400             7,854
    #SUPERVALU, Inc. ................................................        763,986         6,127,168
    *Susser Holdings Corp. ..........................................         61,893         1,359,170
    *Tofutti Brands, Inc. ...........................................         19,440            42,185
    #Tootsie Roll Industries, Inc. ..................................        132,074         3,271,473
    *TreeHouse Foods, Inc. ..........................................        110,760         6,794,018
   #*United Natural Foods, Inc. .....................................        156,995         5,731,887
     United-Guardian, Inc. ..........................................         16,910           253,143

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    #Universal Corp. ................................................         83,651   $     3,581,936
   #*USANA Health Sciences, Inc. ....................................         55,334         1,914,556
    #Vector Group, Ltd. .............................................        286,173         5,028,060
     Village Super Market, Inc. .....................................         30,888           875,984
    #WD-40 Co. ......................................................         58,791         2,587,980
     Weis Markets, Inc. .............................................         93,532         3,699,191
   #*Winn-Dixie Stores, Inc. ........................................        195,372         1,238,658
                                                                                       ---------------
Total Consumer Staples ..............................................                      175,938,763
                                                                                       ---------------
Energy -- (4.6%)
   #*Abraxas Petroleum Corp. ........................................        111,700           435,630
    *Adams Resources & Energy, Inc. .................................         16,131           382,305
     Alon USA Energy, Inc. ..........................................        137,798         1,047,265
   #*Approach Resources, Inc. .......................................         98,849         2,412,904
   #*ATP Oil & Gas Corp. ............................................         36,424           384,273
    *Barnwell Industries, Inc. ......................................         32,713           111,551
    *Basic Energy Services, Inc. ....................................        156,975         2,878,922
     Berry Petroleum Co. Class A ....................................         82,907         2,864,437
    *Bill Barrett Corp. .............................................        159,102         6,618,643
    *BioFuel Energy Corp. ...........................................        154,700            77,350
    *Bolt Technology Corp. ..........................................         31,213           314,627
   #*BPZ Resources, Inc. ............................................        391,098         1,169,383
     Bristow Group, Inc. ............................................        131,627         6,552,392
    *Cal Dive International, Inc. ...................................        327,020           732,525
    *Callon Petroleum Co. ...........................................        157,505           741,849
   #*Carrizo Oil & Gas, Inc. ........................................        137,576         3,742,067
   #*Cheniere Energy, Inc. ..........................................        100,650         1,153,449
   #*Clayton Williams Energy, Inc. ..................................         42,419         2,771,657
   #*Clean Energy Fuels Corp. .......................................        260,125         3,074,678
   #*Cloud Peak Energy, Inc. ........................................        219,349         5,034,060
    *Complete Production Services, Inc. .............................        192,715         6,321,052
   #*Comstock Resources, Inc. .......................................        163,260         2,977,862
   #*Contango Oil & Gas Co. .........................................         55,689         3,583,030
   #*CREDO Petroleum Corp. ..........................................         21,805           210,418
    *Crimson Exploration, Inc. ......................................        122,163           364,046
    #Crosstex Energy, Inc. ..........................................        193,982         2,527,585
   #*CVR Energy, Inc. ...............................................        308,530         7,639,203
    *Dawson Geophysical Co. .........................................         26,273           759,290
     Delek US Holdings, Inc. ........................................        144,270         2,089,030
   #*Delta Petroleum Corp. ..........................................         55,297           123,864
    #DHT Holdings, Inc. .............................................        192,811           308,498
   #*Double Eagle Petroleum Co. .....................................         38,312           340,211
   #*Endeavour International Corp. ..................................         99,519           923,536
    *Energy Partners, Ltd. ..........................................        141,254         2,025,582
    *ENGlobal Corp. .................................................         92,274           240,835
   #*Evolution Petroleum Corp. ......................................         48,603           335,847
   #*Exterran Holdings, Inc. ........................................        189,903         1,804,078
    *FieldPoint Petroleum Corp. .....................................         26,437            69,001
   #*FX Energy, Inc. ................................................        121,383           718,587
   #*General Maritime Corp. .........................................         78,476            20,404
   #*Geokinetics, Inc. ..............................................         51,651           168,899
    *GeoMet, Inc. ...................................................        133,120           141,107
   #*GeoResources, Inc. .............................................         89,155         2,366,174
   #*Global Industries, Ltd. ........................................        400,198         3,181,574
   #*GMX Resources, Inc. ............................................        205,740           514,350
   #*Goodrich Petroleum Corp. .......................................         47,956           760,103
   #*Green Plains Renewable Energy, Inc. ............................        125,129         1,308,849
     Gulf Island Fabrication, Inc. ..................................         50,857         1,416,367
    *Gulfmark Offshore, Inc. Class A ................................         93,892         3,904,968
    *Gulfport Energy Corp. ..........................................        183,352         5,709,581
   #*Harvest Natural Resources, Inc. ................................        122,288         1,304,813

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Helix Energy Solutions Group, Inc. .............................        386,146   $     6,973,797
   #*Hercules Offshore, Inc. ........................................        482,585         1,828,997
    *HKN, Inc. ......................................................         94,400           203,904
     HollyFrontier Corp. ............................................        544,140        16,699,657
   #*Hornbeck Offshore Services, Inc. ...............................         96,845         3,180,390
    #Houston American Energy Corp. ..................................         59,887           937,830
   #*ION Geophysical Corp. ..........................................        533,411         4,064,592
   #*James River Coal Co. ...........................................        114,145         1,181,401
   #*Key Energy Services, Inc. ......................................        450,644         5,826,827
   #*L&L Energy, Inc. ...............................................          4,682            12,688
   #*Lucas Energy, Inc. .............................................         57,941            99,079
    #Lufkin Industries, Inc. ........................................         90,125         5,325,486
    *Matrix Service Co. .............................................         94,443         1,002,985
   #*McMoran Exploration Co. ........................................        116,230         1,415,681
    *Mexco Energy Corp. .............................................          6,572            44,887
    *Mitcham Industries, Inc. .......................................         43,826           638,983
    *Natural Gas Services Group, Inc. ...............................         42,000           577,920
    *Newpark Resources, Inc. ........................................        327,608         2,925,539
   #*Northern Oil & Gas, Inc. .......................................         26,545           641,593
    #Overseas Shipholding Group, Inc. ...............................         91,337         1,139,886
    *OYO Geospace Corp. .............................................         22,331         1,754,770
    #Panhandle Oil & Gas, Inc. ......................................         22,358           744,969
    *Parker Drilling Co. ............................................        419,675         2,320,803
   #*Patriot Coal Corp. .............................................        308,594         3,875,941
    #Penn Virginia Corp. ............................................        145,462           885,864
   #*Petroleum Development Corp. ....................................         79,382         2,072,664
   #*PetroQuest Energy, Inc. ........................................        227,310         1,657,090
    *PHI, Inc. Non-Voting ...........................................         42,268           932,855
    *PHI, Inc. Voting ...............................................          4,419            93,130
    *Pioneer Drilling Co. ...........................................        221,890         2,194,492
    *PostRock Energy Corp. ..........................................         23,314           102,582
    *Pyramid Oil Co. ................................................         15,107            54,536
    *REX American Resources Corp. ...................................         21,400           390,336
   #*Rex Energy Corp. ...............................................        159,916         2,475,500
   #*Rosetta Resources, Inc. ........................................        159,447         7,069,880
   #*Royale Energy, Inc. ............................................         10,018            31,156
    #RPC, Inc. ......................................................        307,955         5,718,724
     SEACOR Holdings, Inc. ..........................................         36,207         3,083,026
    *SemGroup Corp. Class A .........................................         64,216         1,796,764
    #Ship Finance International, Ltd. ...............................        279,389         3,998,057
    *Stone Energy Corp. .............................................        176,399         4,284,732
   #*Superior Energy Services, Inc. .................................            368            10,348
    *Swift Energy Co. ...............................................        150,225         4,599,890
   #*Syntroleum Corp. ...............................................        120,790           101,464
     Teekay Corp. ...................................................          7,958           204,998
   #*Tesco Corp. ....................................................         31,974           494,638
    *Tetra Technologies, Inc. .......................................        274,761         2,610,230
    *TGC Industries, Inc. ...........................................         59,669           332,953
    *Toreador Resources Corp. .......................................         45,306           147,244
   #*Triangle Petroleum Corp. .......................................            931             5,251
   #*Tri-Valley Corp. ...............................................            100                18
    *Union Drilling, Inc. ...........................................        100,724           754,423
   #*Uranium Energy Corp. ...........................................        136,002           456,967
   #*USEC, Inc. .....................................................        380,563           799,182
    *VAALCO Energy, Inc. ............................................        210,281         1,432,014
    *Venoco, Inc. ...................................................        158,270         1,541,550
   #*Verenium Corp. .................................................          7,300            18,396
   #*Voyager Oil & Gas, Inc. ........................................         13,243            36,551
    #W&T Offshore, Inc. .............................................        265,353         5,224,801
   #*Warren Resources, Inc. .........................................        249,703           781,570
   #*Western Refining, Inc. .........................................        326,934         5,224,405

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Westmoreland Coal Co. ..........................................         22,267   $       245,160
    *Willbros Group, Inc. ...........................................        142,861           727,162
   #*Zion Oil & Gas, Inc. ...........................................          7,552            21,976
                                                                                       ---------------
Total Energy ........................................................                      222,689,895
                                                                                       ---------------
Financials -- (11.3%)
    *1st Constitution Bancorp. ......................................          1,771            12,096
    #1st Source Corp. ...............................................         87,182         2,095,855
    *1st United Bancorp, Inc. .......................................         45,563           236,016
    *21st Century Holding Co. .......................................         27,765            67,747
    *Access National Corp. ..........................................         18,529           151,938
     Advance America Cash Advance Centers, Inc. .....................        240,512         2,027,516
    *Affirmative Insurance Holdings, Inc. ...........................         77,687           110,316
     Alliance Bancorp, Inc. of Pennsylvania .........................          3,510            34,117
    #Alliance Financial Corp. .......................................         15,152           466,530
    *Altisource Portfolio Solutions SA ..............................         88,195         3,549,849
     Ameriana Bancorp. ..............................................          2,912            10,804
    *American Capital, Ltd. .........................................        688,904         5,352,784
     American Equity Investment Life Holding Co. ....................        214,215         2,322,091
    *American Independence Corp. ....................................          7,700            36,152
    #American National Bankshares, Inc. .............................         23,823           445,967
    *American River Bankshares ......................................          7,326            36,483
    *American Safety Insurance Holdings, Ltd. .......................         35,981           734,372
   #*American Spectrum Realty, Inc. .................................          3,652            42,838
    *Ameris Bancorp. ................................................         83,110           835,256
    *AMERISAFE, Inc. ................................................         67,432         1,453,160
    *AmeriServe Financial, Inc. .....................................        278,158           542,408
    #AmTrust Financial Services, Inc. ...............................        215,401         5,466,877
   #*Anchor Bancorp Wisconsin, Inc. .................................          2,600             1,327
   #*Ante5, Inc. ....................................................          8,404             7,564
     Argo Group International Holdings, Ltd. ........................        112,884         3,407,968
    #Arrow Financial Corp. ..........................................         36,891           861,036
    #Artio Global Investors, Inc. ...................................         47,940           350,921
     ASB Financial Corp. ............................................            900            12,600
     Aspen Insurance Holdings, Ltd. .................................         65,454         1,733,876
    *Asset Acceptance Capital Corp. .................................         98,327           294,981
    #Associated Banc-Corp. ..........................................         22,873           255,034
     Asta Funding, Inc. .............................................         45,431           366,174
     Astoria Financial Corp. ........................................        349,282         2,899,041
     Atlantic American Corp. ........................................         20,640            37,771
    *Atlantic Coast Financial Corp. .................................            143               200
    #Auburn National Bancorporation, Inc. ...........................          2,786            53,881
    *Avatar Holdings, Inc. ..........................................         37,769           358,806
     Baldwin & Lyons, Inc. Class A ..................................          1,471            35,127
     Baldwin & Lyons, Inc. Class B ..................................         27,841           641,178
    #BancFirst Corp. ................................................         43,223         1,672,730
     Bancorp Rhode Island, Inc. .....................................         14,745           642,882
    *Bancorp, Inc. ..................................................        118,594           953,496
    #BancorpSouth, Inc. .............................................        190,159         1,857,853
   #*BancTrust Financial Group, Inc. ................................         33,039            53,854
     Bank Mutual Corp. ..............................................        120,330           400,699
     Bank of Commerce Holdings ......................................          4,400            15,180
    #Bank of Hawaii Corp. ...........................................         14,938           630,832
     Bank of Kentucky Financial Corp. ...............................          3,533            76,313
    #Bank of the Ozarks, Inc. .......................................        119,830         2,980,172
   #*BankAtlantic Bancorp, Inc. Class A .............................         64,390           152,604
     BankFinancial Corp. ............................................         75,026           600,208
     Banner Corp. ...................................................         53,493           939,872
     Bar Harbor Bankshares ..........................................         12,753           363,588
     BCB Bancorp, Inc. ..............................................         18,073           176,212
    *BCSB Bancorp, Inc. .............................................          1,710            19,836

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Beacon Federal Bancorp, Inc. ...................................          3,161   $        44,254
    *Beneficial Mutual Bancorp, Inc. ................................        262,350         2,153,894
    *Berkshire Bancorp, Inc. ........................................         10,144            67,153
     Berkshire Hills Bancorp, Inc. ..................................         75,421         1,509,928
    *BFC Financial Corp. ............................................         48,033            14,410
    #BGC Partners, Inc. Class A .....................................        291,197         1,994,699
    *BNCCORP, Inc. ..................................................          3,900            11,700
   #*BofI Holding, Inc. .............................................         35,339           540,687
     Boston Private Financial Holdings, Inc. ........................        318,273         2,412,509
    #Bridge Bancorp, Inc. ...........................................          7,515           144,664
    *Bridge Capital Holdings ........................................          3,703            40,844
    #Brookline Bancorp, Inc. ........................................        269,914         2,256,481
   #*Brooklyn Federal Bancorp, Inc. .................................          5,100             3,978
     Bryn Mawr Bank Corp. ...........................................         45,800           840,888
     C&F Financial Corp. ............................................            966            22,508
     Calamos Asset Management, Inc. Class A .........................         72,816           909,472
     California First National Bancorp. .............................         14,701           245,066
    *Camco Financial Corp. ..........................................          9,661            11,593
    #Camden National Corp. ..........................................         30,569           907,288
   #*Cape Bancorp, Inc. .............................................          6,168            46,877
    *Capital Bank Corp. .............................................          3,978             8,354
    #Capital City Bank Group, Inc. ..................................         47,668           485,737
     Capital Properties, Inc. Class A ...............................          1,300            11,011
    .Capital Properties, Inc. Class B ...............................          1,300                --
     Capital Southwest Corp. ........................................          6,465           568,985
     CapitalSource, Inc. ............................................        817,952         5,202,175
     Capitol Federal Financial, Inc. ................................        314,498         3,487,783
     Cardinal Financial Corp. .......................................        107,027         1,149,470
    #Cash America International, Inc. ...............................        108,474         5,938,952
    #Cathay General Bancorp. ........................................        277,932         3,888,269
    #Center Bancorp, Inc. ...........................................         39,602           367,507
    *Center Financial Corp. .........................................        123,636           812,289
     Centerstate Banks, Inc. ........................................         62,248           353,569
     Central Bancorp, Inc. ..........................................          3,271            60,219
    *Central Pacific Financial Corp. ................................          5,897            71,884
   #*Central Virginia Bankshares, Inc. ..............................            317               279
     Century Bancorp, Inc. Class A ..................................          5,255           142,253
     CFS Bancorp, Inc. ..............................................        177,607           866,722
    #Charter Financial Corp. ........................................         22,369           209,598
     Chemical Financial Corp. .......................................         92,023         1,852,423
    *Chicopee Bancorp, Inc. .........................................          9,906           137,792
    *Citizens Community Bancorp, Inc. ...............................          1,592             8,151
    *Citizens First Bancorp, Inc. ...................................         83,931               420
    *Citizens First Corp. ...........................................            400             2,468
     Citizens Holding Co. ...........................................          2,717            48,566
    *Citizens Republic Bancorp, Inc. ................................         19,044           171,586
     Citizens South Banking Corp. ...................................            735             3,014
   #*Citizens, Inc. .................................................        171,171         1,341,981
    #City Holding Co. ...............................................         54,160         1,779,698
    #CKX Lands, Inc. ................................................          4,143            50,752
    #Clifton Savings Bancorp, Inc. ..................................         46,933           477,778
    #CNB Financial Corp. ............................................         16,868           241,550
    *CNO Financial Group, Inc. ......................................        922,909         5,768,181
    #CoBiz Financial, Inc. ..........................................        127,211           674,218
     Codorus Valley Bancorp, Inc. ...................................          2,157            19,305
    #Cohen & Steers, Inc. ...........................................        154,229         4,190,402
    *Colonial Financial Services, Inc. ..............................            566             6,948
   #*Colony Bankcorp, Inc. ..........................................         10,672            24,759
     Columbia Banking System, Inc. ..................................        134,424         2,563,466
     Commercial National Financial Corp. ............................          3,979            85,509
    #Community Bank System, Inc. ....................................        132,460         3,385,678

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Community Capital Corp. ........................................          8,552   $        23,090
     Community Trust Bancorp, Inc. ..................................         54,996         1,558,037
    *Community West Bancshares ......................................          6,650            15,960
   #*CompuCredit Holdings Corp. .....................................        115,345           359,876
   #*Consolidated-Tokoma Land Co. ...................................         13,049           390,818
    *Cowen Group, Inc. ..............................................        242,081           658,460
     Crawford & Co. Class A .........................................         94,878           448,773
    #Crawford & Co. Class B .........................................         57,452           408,484
   #*Credit Acceptance Corp. ........................................         73,824         5,087,950
    *Crescent Financial Corp. .......................................          2,738            11,582
    #CVB Financial Corp. ............................................        381,946         3,708,696
   #*Dearborn Bancorp, Inc. .........................................         60,715            39,161
    #Delphi Financial Group, Inc. Class A ...........................        173,727         4,600,291
   #*DFC Global Corp. ...............................................        157,324         3,448,542
    *Diamond Hill Investment Group, Inc. ............................            753            56,686
    #Dime Community Bancshares, Inc. ................................        128,662         1,533,651
     Donegal Group, Inc. Class A ....................................         56,951           713,027
     Donegal Group, Inc. Class B ....................................          5,267            88,064
    *Doral Financial Corp. ..........................................         86,089           103,307
     Duff & Phelps Corp. ............................................        103,918         1,318,719
     Eagle Bancorp Montana, Inc. ....................................            225             2,311
     Eastern Insurance Holdings, Inc. ...............................         25,294           334,893
     Eastern Virginia Bankshares, Inc. ..............................            500               950
     ECB Bancorp, Inc. ..............................................          1,296            14,463
     Edelman Financial Group, Inc. ..................................         40,980           284,401
   #*eHealth, Inc. ..................................................         77,121         1,145,247
     EMC Insurance Group, Inc. ......................................         37,461           728,242
     Employers Holdings, Inc. .......................................        137,505         2,230,331
   #*Encore Bancshares, Inc. ........................................         12,279           144,401
    *Encore Capital Group, Inc. .....................................         88,830         2,406,405
     Endurance Specialty Holdings, Ltd. .............................        146,016         5,431,795
    *Enstar Group, Ltd. .............................................         35,216         3,238,816
    *Enterprise Bancorp, Inc. .......................................         10,055           144,792
     Enterprise Financial Services Corp. ............................         54,942           847,755
    #Epoch Holding Corp. ............................................         42,726           880,156
     ESB Financial Corp. ............................................         52,054           720,948
     ESSA Bancorp, Inc. .............................................         43,487           480,096
    #Evans Bancorp, Inc. ............................................          3,162            38,165
    #Evercore Partners, Inc. Class A ................................         89,166         2,446,715
    *EZCORP, Inc. ...................................................        169,095         4,697,459
    #F.N.B. Corp. ...................................................        443,328         4,473,180
    *Farmers Capital Bank Corp. .....................................          9,226            37,827
     FBL Financial Group, Inc. Class A ..............................        104,763         3,420,512
     Federal Agricultural Mortgage Corp. Class A ....................          2,089            28,118
     Federal Agricultural Mortgage Corp. Class C ....................         55,997         1,130,019
     Fidelity Bancorp, Inc. .........................................          1,096             9,075
    #Fidelity Southern Corp. ........................................         13,405            88,473
     Financial Institutions, Inc. ...................................         45,430           744,143
    *First Acceptance Corp. .........................................         13,967            18,716
     First Advantage Bancorp. .......................................          2,444            30,721
     First American Financial Corp. .................................        192,859         2,314,308
    #First Bancorp. .................................................         50,093           635,179
   #*First Bancorp, Inc. ............................................         32,161           462,797
   #*First Bancorp. .................................................         11,578            41,218
    *First Bancshares, Inc. .........................................          1,345             6,920
     First Bancshares, Inc. (The) ...................................            921             7,368
     First Bank of Delaware .........................................          6,667            11,867
    #First Busey Corp. ..............................................        245,033         1,249,668
     First Business Financial Services, Inc. ........................          2,089            33,591
    *First California Financial Group, Inc. .........................         12,405            40,564
    *First Cash Financial Services, Inc. ............................        111,028         4,607,662

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     First Citizens BancShares, Inc. Class A ........................          8,016   $     1,307,009
     First Commonwealth Financial Corp. .............................        354,492         1,634,208
     First Community Bancshares, Inc. ...............................         57,374           689,062
    *First Defiance Financial Corp. .................................         37,811           537,294
   #*First Federal Bancshares of Arkansas, Inc. .....................         10,344            58,030
    *First Federal of Northern Michigan Bancorp, Inc. ...............         32,874           116,703
     First Financial Bancorp. .......................................        214,931         3,524,868
    #First Financial Bankshares, Inc. ...............................        112,413         3,570,237
     First Financial Corp. ..........................................         45,742         1,503,082
     First Financial Holdings, Inc. .................................         46,447           346,030
    *First Financial Northwest, Inc. ................................         43,151           239,057
    *First Financial Service Corp. ..................................          5,202             7,595
     First Interstate Bancsystem, Inc. ..............................          6,099            77,091
    *First Investors Financial Services Group, Inc. .................          5,300            48,362
     First M&F Corp. ................................................         10,824            34,204
    *First Marblehead Corp. (The) ...................................        129,350           124,176
   #*First Mariner Bancorp, Inc. ....................................         22,301             3,568
     First Merchants Corp. ..........................................         91,600           738,296
     First Midwest Bancorp, Inc. ....................................        256,581         2,311,795
     First Niagara Financial Group, Inc. ............................         82,094           754,444
     First Pactrust Bancorp, Inc. ...................................         24,699           310,713
    *First Place Financial Corp. ....................................        151,301           127,153
    *First Regional Bancorp. ........................................          2,300                 6
    *First Security Group, Inc. .....................................          1,374             4,122
   #*First South Bancorp, Inc. ......................................         20,886            83,544
     First United Corp. .............................................          9,289            34,555
     Firstbank Corp. ................................................         10,400            52,416
    *FirstCity Financial Corp. ......................................         33,458           213,127
     FirstMerit Corp. ...............................................        104,307         1,461,341
     Flagstone Reinsurance Holdings SA ..............................        251,373         2,134,157
     Flushing Financial Corp. .......................................        113,425         1,390,590
   #*FNB United Corp. ...............................................         21,366             4,893
   #*Forestar Group, Inc. ...........................................        123,126         1,600,638
     Fox Chase Bancorp, Inc. ........................................         43,849           555,128
    #Fulton Financial Corp. .........................................        604,538         5,706,839
     GAINSCO, Inc. ..................................................            220             1,600
    #GAMCO Investors, Inc. ..........................................         19,371           912,374
    #German American Bancorp, Inc. ..................................         26,603           462,094
     GFI Group, Inc. ................................................        416,587         1,799,656
     Glacier Bancorp, Inc. ..........................................        251,656         2,856,296
    *Gleacher & Co., Inc. ...........................................        266,821           341,531
    *Global Indemnity P.L.C .........................................         59,648         1,204,293
     Gouverneur Bancorp, Inc. .......................................          1,695            11,950
    #Great Southern Bancorp, Inc. ...................................         36,615           728,272
   #*Green Dot Corp. Class A ........................................         21,498           702,340
    *Greene Bancshares, Inc. ........................................         67,817            93,587
    *Greenlight Capital Re, Ltd. Class A ............................        109,110         2,458,248
    *Guaranty Bancorp. ..............................................        185,106           246,191
    *Guaranty Federal Bancshares, Inc. ..............................          2,800            15,988
    *Hallmark Financial Services, Inc. ..............................         60,049           465,980
     Hampden Bancorp, Inc. ..........................................          2,924            36,696
   #*Hampton Roads Bankshares, Inc. .................................          1,092             4,794
    #Hancock Holding Co. ............................................        206,818         6,266,585
   #*Hanmi Financial Corp. ..........................................        106,256           106,256
     Hanover Insurance Group, Inc. (The) ............................          2,143            81,777
     Harleysville Group, Inc. .......................................         91,915         5,400,925
    *Harleysville Savings Financial Corp. ...........................          1,615            23,660
   #*Harris & Harris Group, Inc. ....................................        105,458           414,450
     Hawthorn Bancshares, Inc. ......................................            673             3,944
    #Heartland Financial USA, Inc. ..................................         47,107           736,282
    *Heritage Commerce Corp. ........................................         37,975           183,419

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Heritage Financial Corp. .......................................         33,684   $       424,755
     Heritage Financial Group, Inc. .................................          7,167            75,755
     HF Financial Corp. .............................................          8,198            76,077
    *HFF, Inc. ......................................................        128,731         1,416,041
    *Hilltop Holdings, Inc. .........................................        194,715         1,534,354
    *Hingham Institution for Savings ................................          3,826           183,495
    *HMN Financial, Inc. ............................................         31,110            57,865
    *Home Bancorp, Inc. .............................................            810            11,907
     Home Bancshares, Inc. ..........................................         97,214         2,279,668
     Home Federal Bancorp, Inc. .....................................         47,007           472,420
     Homeowners Choice, Inc. ........................................         10,874            86,122
     HopFed Bancorp, Inc. ...........................................          7,872            47,468
     Horace Mann Educators Corp. ....................................        143,294         1,927,304
     Horizon Bancorp. ...............................................          2,105            53,404
   #*Horizon Financial Corp. ........................................         41,963               212
     Hudson Valley Holding Corp. ....................................         24,314           528,100
    #IBERIABANK Corp. ...............................................        103,854         5,371,329
    *ICG Group, Inc. ................................................        133,468         1,440,120
    *Imperial Capital Bancorp, Inc. .................................         80,645               169
     Independence Holding Co. .......................................         69,491           576,080
    #Independent Bank Corp. (453836108) .............................         74,523         1,931,636
   #*Independent Bank Corp. (453838609) .............................         27,911            48,007
     Indiana Community Bancorp. .....................................          6,453            97,892
     Infinity Property & Casualty Corp. .............................         47,846         2,773,154
     Interactive Brokers Group, Inc. Class A ........................        164,012         2,522,505
    *Intergroup Corp. (The) .........................................          1,860            37,442
    #International Bancshares Corp. .................................        229,255         4,154,101
    *Intervest Bancshares Corp. .....................................         12,064            33,659
   #*INTL FCStone, Inc. .............................................         61,706         1,495,753
    *Investment Technology Group, Inc. ..............................        140,556         1,603,744
    *Investors Bancorp, Inc. ........................................        435,875         6,049,945
    *Investors Capital Holdings, Ltd. ...............................            615             2,998
    *Investors Title Co. ............................................          5,458           197,416
    *Jacksonville Bancorp, Inc. .....................................          1,615             6,880
     JMP Group, Inc. ................................................         73,498           545,355
     Kaiser Federal Financial Group, Inc. ...........................         17,150           201,684
    #KBW, Inc. ......................................................        115,812         1,639,898
    #Kearny Financial Corp. .........................................        150,612         1,465,455
     Kemper Corp. ...................................................        211,017         5,674,247
    #Kennedy-Wilson Holdings, Inc. ..................................         33,123           411,388
    #Kentucky First Federal Bancorp. ................................         11,174            68,944
    *Knight Capital Group, Inc. Class A .............................        347,075         4,334,967
     Lake Shore Bancorp, Inc. .......................................            127             1,220
     Lakeland Bancorp, Inc. .........................................         86,965           807,905
    #Lakeland Financial Corp. .......................................         57,877         1,382,682
     Landmark Bancorp, Inc. .........................................          3,838            60,429
     Life Partners Holdings, Inc. ...................................         59,461           408,497
     LNB Bancorp, Inc. ..............................................         32,149           144,349
    *Louisiana Bancorp, Inc. ........................................          1,325            21,386
    *LSB Financial Corp. ............................................            291             4,220
   #*Macatawa Bank Corp. ............................................        110,466           294,944
   #*Magyar Bancorp, Inc. ...........................................          1,800             5,310
     Maiden Holdings, Ltd. ..........................................        199,364         1,624,817
     MainSource Financial Group, Inc. ...............................         67,237           630,683
     Malvern Federal Bancorp, Inc. ..................................          2,423            14,477
     MarketAxess Holdings, Inc. .....................................        127,531         3,727,731
    *Marlin Business Services Corp. .................................         35,889           423,131
   #*Maui Land & Pineapple Co., Inc. ................................         16,899            74,187
     Mayflower Bancorp, Inc. ........................................          2,666            21,994
    *Mays (J.W.), Inc. ..............................................            200             3,094
     MB Financial, Inc. .............................................        193,066         3,199,104

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
   #*MBIA, Inc. .....................................................        611,284   $     5,379,299
   #*MBT Financial Corp. ............................................         12,007            15,369
     MCG Capital Corp. ..............................................        314,211         1,457,939
    #Meadowbrook Insurance Group, Inc. ..............................        181,899         1,884,474
     Medallion Financial Corp. ......................................         61,102           727,114
   #*Mercantile Bancorp, Inc. .......................................          1,227               614
   #*Mercantile Bank Corp. ..........................................          7,242            66,119
    #Merchants Bancshares, Inc. .....................................         27,391           779,822
   #*Meridian Interstate Bancorp, Inc. ..............................         29,314           381,961
     Meta Financial Group, Inc. .....................................         10,434           158,075
    *Metro Bancorp, Inc. ............................................         87,339           722,294
    *MetroCorp Bancshares, Inc. .....................................         18,795           118,033
  .#*MF Global Holdings, Ltd. .......................................        490,022           294,013
    *MGIC Investment Corp. ..........................................        639,889         1,702,105
     MicroFinancial, Inc. ...........................................         26,806           151,454
     Mid Penn Bancorp, Inc. .........................................          2,649            19,868
     MidSouth Bancorp, Inc. .........................................         13,624           187,058
     MidWestOne Financial Group, Inc. ...............................            741            10,596
     Montpelier Re Holdings, Ltd. ...................................        226,755         3,968,213
     MSB Financial Corp. ............................................          1,000             4,745
     MutualFirst Financial, Inc. ....................................         10,911            81,505
    *Nara Bancorp, Inc. .............................................        132,301         1,121,912
   #*National Financial Partners Corp. ..............................        153,784         2,102,227
    #National Interstate Corp. ......................................         47,188         1,255,201
     National Penn Bancshares, Inc. .................................        543,301         4,237,748
     National Western Life Insurance Co. Class A ....................          4,334           623,099
     Naugatuck Valley Financial Corp. ...............................          1,596            12,130
    *Navigators Group, Inc. (The) ...................................         60,170         2,744,955
     NBT Bancorp, Inc. ..............................................        120,952         2,602,887
     Nelnet, Inc. Class A ...........................................        132,876         2,854,176
    *New Century Bancorp, Inc. ......................................          2,400             6,696
     New England Bancshares, Inc. ...................................          3,079            30,821
     New Hampshire Thrift Bancshares, Inc. ..........................          8,785            99,885
    *NewBridge Bancorp. .............................................         22,166            88,664
    *Newport Bancorp, Inc. ..........................................          3,732            46,314
    *NewStar Financial, Inc. ........................................        175,192         1,878,058
    #Nicholas Financial, Inc. .......................................          4,051            46,019
     North Central Bancshares, Inc. .................................          1,700            28,713
    *North Valley Bancorp. ..........................................            377             3,808
     Northeast Bancorp. .............................................            493             6,286
     Northeast Community Bancorp, Inc. ..............................         11,679            67,505
    #Northfield Bancorp, Inc. .......................................        110,555         1,526,765
     Northrim Bancorp, Inc. .........................................         15,577           295,184
     Northway Financial, Inc. .......................................          5,028            49,526
     Northwest Bancshares, Inc. .....................................        381,972         4,763,191
     Norwood Financial Corp. ........................................          1,785            41,590
     Ocean Shore Holding Co. ........................................          3,443            36,117
     OceanFirst Financial Corp. .....................................         67,124           875,297
   #*Ocwen Financial Corp. ..........................................        363,418         5,269,561
     Ohio Valley Banc Corp. .........................................          6,595           114,423
     Old National Bancorp. ..........................................        340,655         3,941,378
   #*Old Second Bancorp, Inc. .......................................         46,326            60,224
    *OmniAmerican Bancorp, Inc. .....................................          4,125            60,844
     OneBeacon Insurance Group, Ltd. Class A ........................         83,559         1,271,768
     Oppenheimer Holdings, Inc. Class A .............................         23,077           405,463
     Oriental Financial Group, Inc. .................................        137,075         1,451,624
     Oritani Financial Corp. ........................................        202,217         2,620,732
     Osage Bancshares, Inc. .........................................          2,300            17,538
   #*Pacific Capital Bancorp. .......................................         28,065           726,603
     Pacific Continental Corp. ......................................         62,684           543,470
    *Pacific Mercantile Bancorp .....................................          3,526            10,719

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Pacific Premier Bancorp, Inc. ..................................          8,622   $        56,215
    #PacWest Bancorp. ...............................................        127,581         2,250,529
    *Park Bancorp, Inc. .............................................          1,650             4,133
    #Park National Corp. ............................................         54,882         3,277,004
    *Park Sterling Corp. ............................................          2,208             8,501
     Parkvale Financial Corp. .......................................          9,907           213,199
    *Patriot National Bancorp. ......................................          3,100             5,735
   #*Peapack-Gladstone Financial Corp. ..............................         34,320           347,318
    #Penns Woods Bancorp, Inc. ......................................         15,692           576,367
   #*Penson Worldwide, Inc. .........................................         49,267            60,598
    #Peoples Bancorp. ...............................................            555             9,268
     Peoples Bancorp of North Carolina ..............................          3,975            22,141
     Peoples Bancorp, Inc. ..........................................         27,479           363,547
    *PHH Corp. ......................................................        202,756         3,740,848
   #*Phoenix Cos, Inc. (The) ........................................        344,617           513,479
    *PICO Holdings, Inc. ............................................         80,825         1,846,043
     Pinnacle Bancshares, Inc. ......................................             35               333
   #*Pinnacle Financial Partners, Inc. ..............................        151,916         2,280,259
    *Piper Jaffray Cos., Inc. .......................................         66,404         1,378,547
     Platinum Underwriters Holdings, Ltd. ...........................        126,129         4,367,847
  .#*PMI Group, Inc. (The) ..........................................        166,163            51,843
     Porter Bancorp, Inc. ...........................................          9,708            24,852
    *Portfolio Recovery Associates, Inc. ............................         61,302         4,299,722
    *Preferred Bank .................................................          2,133            17,171
    *Premier Financial Bancorp, Inc. ................................          9,271            43,852
     Presidential Life Corp. ........................................         95,502           947,380
     Primerica, Inc. ................................................         44,161           999,363
    *Primus Guaranty, Ltd. ..........................................         52,225           304,994
   #*Princeton National Bancorp, Inc. ...............................          5,131            11,545
     PrivateBancorp, Inc. ...........................................        242,686         2,645,277
     ProAssurance Corp. .............................................         11,394           872,211
    #Prosperity Bancshares, Inc. ....................................        168,802         6,497,189
     Protective Life Corp. ..........................................        118,466         2,203,468
   #*Providence Community Bancshares, Inc. ..........................            400               190
     Provident Financial Holdings, Inc. .............................         31,333           287,324
     Provident Financial Services, Inc. .............................        217,204         2,812,792
     Provident New York Bancorp. ....................................        155,186         1,078,543
     Prudential Bancorp, Inc. of Pennsylvania .......................          8,148            40,821
    #Pulaski Financial Corp. ........................................         39,714           271,644
     Pzena Investment Management, Inc. Class A ......................         30,381           131,550
     QC Holdings, Inc. ..............................................         67,835           221,142
    #Radian Group, Inc. .............................................        411,946           968,073
   .*Rainier Pacific Financial Group, Inc. ..........................        104,438                --
     Renasant Corp. .................................................         82,502         1,189,679
     Republic Bancorp, Inc. Class A .................................         73,703         1,499,119
    *Republic First Bancorp, Inc. ...................................         21,386            34,859
     Resource America, Inc. Class A .................................         63,023           306,922
    *Riverview Bancorp, Inc. ........................................         37,965            88,079
    #RLI Corp. ......................................................         75,319         5,297,938
     Rockville Financial, Inc. ......................................         82,376           827,879
   #*Rodman & Renshaw Capital Group, Inc. ...........................         84,493            62,525
    #Roma Financial Corp. ...........................................         64,752           626,152
    *Royal Bancshares of Pennsylvania, Inc. Class A .................          8,295             7,631
    *Rurban Financial Corp. .........................................            790             2,449
    #S&T Bancorp, Inc. ..............................................        140,133         2,616,283
    #S.Y. Bancorp, Inc. .............................................         42,279           870,102
    *Safeguard Scientifics, Inc. ....................................         74,516         1,260,066
     Safety Insurance Group, Inc. ...................................         52,214         2,225,361
     Salisbury Bancorp, Inc. ........................................          2,458            56,534
     Sandy Spring Bancorp, Inc. .....................................         83,586         1,421,798
    *Savannah Bancorp, Inc. (The) ...................................          1,200             6,720

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     SCBT Financial Corp. ...........................................         45,401   $     1,340,692
     SeaBright Holdings, Inc. .......................................         76,056           546,082
    *Seacoast Banking Corp. of Florida ..............................         92,561           137,916
     Selective Insurance Group, Inc. ................................        191,085         3,063,093
     Shore Bancshares, Inc. .........................................         16,489            84,753
     SI Financial Group, Inc. .......................................          5,705            50,489
    #Sierra Bancorp. ................................................         35,275           385,908
   #*Signature Bank .................................................         79,132         4,411,609
    #Simmons First National Corp. Class A ...........................         61,596         1,599,032
     Somerset Hills Bancorp. ........................................            636             4,872
     South Street Financial Corp. ...................................            400             2,180
    *Southcoast Financial Corp. .....................................             10                17
    *Southern Banc Co., Inc. ........................................            200             1,750
    *Southern Community Financial Corp. .............................         57,808            60,987
    *Southern Connecticut Bancorp, Inc. .............................          3,600             8,388
    *Southern First Bancshares, Inc. ................................          2,510            19,628
     Southern Missouri Bancorp, Inc. ................................          1,107            24,797
    *Southern National Bancorp of Virginia, Inc. ....................            493             3,012
    #Southside Bancshares, Inc. .....................................         58,377         1,200,815
   #*Southwest Bancorp, Inc. ........................................         61,880           290,836
     Southwest Georgia Financial Corp. ..............................          1,844            13,784
   #*St. Joe Co. (The) ..............................................         76,405         1,096,412
     StanCorp Financial Group, Inc. .................................         56,006         1,900,844
     State Auto Financial Corp. .....................................        121,820         1,618,988
     State Bancorp, Inc. ............................................         49,231           582,403
     StellarOne Corp. ...............................................         77,419           928,254
     Sterling Bancorp. ..............................................        108,403           894,325
    *Sterling Financial Corp. .......................................          1,668            25,037
    #Stewart Information Services Corp. .............................         75,674           759,767
   #*Stifel Financial Corp. .........................................        126,113         4,019,221
    *Stratus Properties, Inc. .......................................         26,622           197,801
   #*Suffolk Bancorp. ...............................................         26,032           221,532
     Summit State Bank ..............................................            195             1,124
    *Sun Bancorp, Inc. ..............................................        235,342           698,966
    *Superior Bancorp. ..............................................          2,868                 9
    #Susquehanna Bancshares, Inc. ...................................        517,558         3,757,471
    *Sussex Bancorp. ................................................          7,518            39,545
    *SVB Financial Group ............................................        102,235         4,696,676
     SWS Group, Inc. ................................................         72,807           401,167
     Symetra Financial Corp. ........................................        113,246         1,049,790
   #*Taylor Capital Group, Inc. .....................................         44,344           411,956
     Teche Holding Co. ..............................................          5,917           187,569
   #*Tejon Ranch Co. ................................................        130,526         3,392,371
   #*Tennessee Commerce Bancorp, Inc. ...............................          2,941               383
     Territorial Bancorp, Inc. ......................................         37,227           731,511
    #Teton Advisors, Inc. ...........................................            311             5,559
   #*Texas Capital Bancshares, Inc. .................................        133,822         3,747,016
     TF Financial Corp. .............................................          6,418           124,509
    *Thomas Properties Group, Inc. ..................................        113,759           287,810
    *TIB Financial Corp. ............................................            359             3,753
    *Tidelands Bancshares, Inc. .....................................         14,636             2,561
    *TierOne Corp. ..................................................         90,019               257
    *Timberland Bancorp, Inc. .......................................         76,238           332,398
    #Tompkins Financial Corp. .......................................         28,662         1,130,143
     Tower Bancorp, Inc. ............................................         16,643           428,058
    *Tower Financial Corp. ..........................................          3,098            24,412
    #Tower Group, Inc. ..............................................        148,385         3,521,176
    #TowneBank ......................................................         79,185           986,645
    *Tree.com, Inc. .................................................         28,608           154,483
   .*Trenwick Group, Ltd. ...........................................         11,975                --
    #TriCo Bancshares ...............................................         44,636           661,952

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Trustco Bank Corp. .............................................        263,479   $     1,306,856
    #Trustmark Corp. ................................................        230,838         5,110,753
    *Two Rivers Water Co. ...........................................            247               501
     UMB Financial Corp. ............................................        145,690         5,371,590
    #Umpqua Holdings Corp. ..........................................        404,309         4,629,338
     Unico American Corp. ...........................................         11,600           137,112
     Union Bankshares, Inc. .........................................          2,252            43,238
     Union First Market Bankshares Corp. ............................         80,361         1,030,228
    *United Bancshares, Inc. (909458101) ............................            900             7,218
    #United Bancshares, Inc. (909907107) ............................        180,125         4,276,168
   #*United Community Banks, Inc. ...................................         53,512           395,454
    *United Community Financial Corp. ...............................        474,889           565,118
     United Financial Bancorp, Inc. .................................         57,683           931,004
     United Fire & Casualty Co. .....................................        105,559         1,985,565
    *United Security Bancshares .....................................         25,626            71,496
    *Unity Bancorp, Inc. ............................................          8,514            54,490
     Universal Insurance Holdings, Inc. .............................        139,690           589,492
     Univest Corp. of Pennsylvania ..................................         56,132           853,768
     ViewPoint Financial Group ......................................        141,961         1,827,038
    *Virginia Commerce Bancorp, Inc. ................................         98,702           627,745
    *Virtus Investment Partners, Inc. ...............................         22,367         1,395,701
     VIST Financial Corp. ...........................................          7,829            53,237
     VSB Bancorp, Inc. ..............................................          1,037            10,370
   #*Waccamaw Bankshares, Inc. ......................................          3,250             1,592
    #Washington Banking Co. .........................................         52,859           624,793
     Washington Federal, Inc. .......................................        385,961         5,268,368
     Washington Trust Bancorp, Inc. .................................         56,251         1,320,773
    *Waterstone Financial, Inc. .....................................         16,337            42,313
     Wayne Savings Bancshares, Inc. .................................          2,043            17,008
     Webster Financial Corp. ........................................        310,232         6,092,956
     WesBanco, Inc. .................................................         92,474         1,836,534
    #West Bancorporation, Inc. ......................................         56,603           556,974
    *West Coast Bancorp. ............................................         60,422           902,100
    #Westamerica Bancorporation .....................................        103,687         4,647,251
    *Western Alliance Bancorp. ......................................        271,054         1,761,851
     Westfield Financial, Inc. ......................................         98,797           702,447
     Westwood Holdings Group, Inc. ..................................         21,297           780,322
     White River Capital, Inc. ......................................          2,320            44,637
   #*Wilshire Bancorp, Inc. .........................................         80,850           276,507
    #Wintrust Financial Corp. .......................................        127,942         3,694,965
   #*World Acceptance Corp. .........................................         55,102         3,727,650
    *WSB Holdings, Inc. .............................................          8,331            19,036
    *WSFS Financial Corp. ...........................................            775            30,806
     WVS Financial Corp. ............................................          4,423            40,913
    *Yadkin Valley Financial Corp. ..................................         37,680            79,882
    *ZipRealty, Inc. ................................................        103,092           194,844
                                                                                       ---------------
Total Financials ....................................................                      543,995,659
                                                                                       ---------------
Health Care -- (8.7%)
    *Abaxis, Inc. ...................................................         36,214         1,016,165
   #*ABIOMED, Inc. ..................................................         93,684         1,410,881
    *Acadia Pharmaceuticals, Inc. ...................................         63,300            77,859
   #*Accelr8 Technology Corp. .......................................          9,013            25,867
   #*Access Pharmaceuticals, Inc. ...................................          5,300             9,381
   #*Accuray, Inc. ..................................................        246,205           984,820
   #*Achillion Pharmaceuticals, Inc. ................................         95,777           607,226
    *Adcare Health Systems, Inc. ....................................         12,693            55,341
    *Addus HomeCare Corp. ...........................................          5,661            21,795
    *Adolor Corp. ...................................................        106,674           475,766
   #*ADVENTRX Pharmaceuticals, Inc. .................................         76,900            85,359
    *Affymax, Inc. ..................................................        123,884           659,063

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Affymetrix, Inc. ...............................................        251,533   $     1,406,069
   #*Air Methods Corp. ..............................................         45,502         3,677,472
    *Akorn, Inc. ....................................................        134,446         1,208,670
    *Albany Molecular Research, Inc. ................................        125,048           401,404
   #*Alexza Pharmaceuticals, Inc. ...................................         18,424            25,609
   #*Align Technology, Inc. .........................................        279,546         6,437,944
    *Alkermes P.L.C .................................................        314,679         5,503,736
   #*Alliance HealthCare Services, Inc. .............................        168,641           187,192
    *Allied Healthcare Products, Inc. ...............................         13,770            49,297
    *Allos Therapeutics, Inc. .......................................        257,338           378,287
    *Almost Family, Inc. ............................................         31,971           595,939
   #*Alnylam Pharmaceuticals, Inc. ..................................         85,023           690,387
    *Alphatec Holdings, Inc. ........................................        255,458           528,798
    *AMAG Pharmaceuticals, Inc. .....................................         61,481           867,497
   #*Amedisys, Inc. .................................................         99,614         1,307,932
   #*American Caresource Holding, Inc. ..............................         10,975             5,817
    *American Dental Partners, Inc. .................................         56,301           594,539
    *American Learning Corp. ........................................          1,000             1,950
   #*American Shared Hospital Services ..............................         10,189            26,491
    *Amicus Therapeutics, Inc. ......................................         16,773            55,183
   #*AMN Healthcare Services, Inc. ..................................        141,458           670,511
    *Amsurg Corp. ...................................................        110,196         2,791,265
    *Amylin Pharmaceuticals, Inc. ...................................         70,309           809,960
    *Anadys Pharmaceuticals, Inc. ...................................         18,700            68,816
     Analogic Corp. .................................................         46,251         2,501,254
    *Angeion Corp. ..................................................            215             1,004
    *AngioDynamics, Inc. ............................................         91,147         1,404,575
    *Anika Therapeutics, Inc. .......................................         51,481           314,034
    *Anthera Pharmaceuticals, Inc. ..................................          4,743            30,308
   #*ARCA Biopharma, Inc. ...........................................         26,243            29,917
   #*Ardea Biosciences, Inc. ........................................          6,983           139,032
   #*Ariad Pharmaceuticals, Inc. ....................................        375,965         4,372,473
    *Arqule, Inc. ...................................................        142,661           828,860
   #*Array BioPharma, Inc. ..........................................         91,437           220,363
     Arrhythmia Research Technology, Inc. ...........................          9,581            33,534
   #*ArthroCare Corp. ...............................................         98,316         2,964,227
    #Assisted Living Concepts, Inc. .................................         73,656         1,046,652
    *Astex Pharmaceuticals, Inc. ....................................        218,952           422,577
   #*athenahealth, Inc. .............................................         13,010           688,359
    *AtriCure, Inc. .................................................         31,903           356,037
    #Atrion Corp. ...................................................          8,808         1,981,800
    *AVANIR Pharmaceuticals, Inc. ...................................         94,708           283,177
    *AVEO Pharmaceuticals, Inc. .....................................        127,363         2,045,450
    *Bioanalytical Systems, Inc. ....................................          5,617             7,583
    *BioClinica, Inc. ...............................................         50,326           224,957
   #*BioCryst Pharmaceuticals, Inc. .................................         76,600           235,162
    *BioMimetic Therapeutics, Inc. ..................................         15,946            51,665
   #*Bio-Reference Labs, Inc. .......................................         86,494         1,733,340
   #*BioScrip, Inc. .................................................        196,937         1,280,090
   #*BioSpecifics Technologies Corp. ................................         10,554           179,418
   #*Bovie Medical Corp. ............................................         53,729           139,695
   #*BSD Medical Corp. ..............................................         56,629           161,393
    *Caliper Life Sciences, Inc. ....................................        547,609         5,738,942
    *Cambrex Corp. ..................................................         99,814           549,975
    #Cantel Medical Corp. ...........................................         62,590         1,727,484
    *Capital Senior Living Corp. ....................................         97,091           758,281
    *Capstone Therapeutics Corp. ....................................        102,663            27,206
   #*Cardica, Inc. ..................................................         24,942            52,877
    *CardioNet, Inc. ................................................         75,414           213,422
   #*Cardiovascular Systems, Inc. ...................................         19,012           157,419
   #*Catalyst Health Solutions, Inc. ................................         88,797         4,881,171

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Catalyst Pharmaceutical Partners, Inc. .........................          6,701   $         7,036
    *Celldex Therapeutics, Inc. .....................................        113,358           363,879
   #*Celsion Corp. ..................................................         37,275           123,008
   #*Centene Corp. ..................................................        176,406         6,200,671
   #*Cepheid, Inc. ..................................................         52,736         1,892,168
   #*Cerus Corp. ....................................................         80,888           215,971
    *Charles River Laboratories International, Inc. .................        188,224         6,075,871
     Chemed Corp. ...................................................         80,477         4,777,115
   #*Chindex International, Inc. ....................................          6,139            68,204
   #*Cleveland Biolabs, Inc. ........................................          7,404            21,990
   #*Codexis, Inc. ..................................................         41,835           192,859
    *CombiMatrix Corp. ..............................................          9,590            22,153
     Computer Programs & Systems, Inc. ..............................         37,533         1,916,810
   #*Conceptus, Inc. ................................................        113,536         1,307,935
    *CONMED Corp. ...................................................        100,018         2,627,473
    *Conmed Healthcare Management, Inc. .............................            597             2,269
     Cooper Cos., Inc. (The) ........................................         79,025         5,476,432
   #*Corcept Therapeutics, Inc. .....................................         59,506           188,634
   #*Cornerstone Therapeutics, Inc. .................................          8,840            54,189
   #*Corvel Corp. ...................................................         42,421         2,187,651
    *Cross Country Healthcare, Inc. .................................        104,440           522,200
    *CryoLife, Inc. .................................................        100,581           463,678
   #*Cubist Pharmaceuticals, Inc. ...................................        183,698         6,945,621
   #*Cumberland Pharmaceuticals, Inc. ...............................         16,542            95,282
   #*Curis, Inc. ....................................................        169,658           624,341
    *Cutera, Inc. ...................................................         49,021           350,010
    *Cyberonics, Inc. ...............................................        103,488         2,980,454
    *Cynosure, Inc. Class A .........................................         34,382           418,429
   #*Cytokinetics, Inc. .............................................        175,325           203,377
   #*Cytori Therapeutics, Inc. ......................................         34,100           103,323
     Daxor Corp. ....................................................         14,561           149,687
   #*DepoMed, Inc. ..................................................        189,652           849,641
    *DexCom, Inc. ...................................................         28,165           275,735
    *DGT Holdings Corp. .............................................          1,700            16,150
    *Digirad Corp. ..................................................        120,709           289,702
    *Discovery Laboratories, Inc. ...................................          1,415             2,575
   #*Durect Corp. ...................................................        120,100           190,959
    *DUSA Pharmaceuticals, Inc. .....................................         31,621           142,294
   #*Dyax Corp. .....................................................        173,946           234,827
   #*Dynacq Healthcare, Inc. ........................................         24,797            26,533
    *DynaVox, Inc. Class A ..........................................          1,698             5,739
   #*Emdeon, Inc. Class A ...........................................         87,484         1,659,571
   #*Emergent Biosolutions, Inc. ....................................        129,280         2,438,221
   #*Emeritus Corp. .................................................        153,560         2,719,548
    *Encision, Inc. .................................................          2,013             2,013
    *Endologix, Inc. ................................................         12,605           137,268
    #Ensign Group, Inc. (The) .......................................         74,674         1,699,580
    *EnteroMedics, Inc. .............................................          3,200             6,080
    *Entremed, Inc. .................................................          9,289            16,256
   #*Enzo Biochem, Inc. .............................................        178,682           511,031
   #*Enzon Pharmaceuticals, Inc. ....................................        196,361         1,443,253
   #*eResearch Technology, Inc. .....................................        172,274           880,320
    *Escalon Medical Corp. ..........................................          3,000             3,285
   #*Exact Sciences Corp. ...........................................         80,468           639,721
    *Exactech, Inc. .................................................         42,849           685,584
   #*Exelixis, Inc. .................................................        248,536         1,921,183
    *Five Star Quality Care, Inc. ...................................        121,135           313,740
    *Furiex Pharmaceuticals, Inc. ...................................         25,600           363,520
   #*Galena Biopharma, Inc. .........................................             84                64
   #*Genomic Health, Inc. ...........................................         46,387           992,682
    *Gentiva Health Services, Inc. ..................................        103,690           429,277

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *GenVec, Inc. ...................................................         24,138   $        76,276
   #*Geron Corp. ....................................................        165,706           389,409
    *Greatbatch, Inc. ...............................................        126,014         2,813,893
   #*GTx, Inc. ......................................................         58,281           255,854
   #*Haemonetics Corp. ..............................................         95,040         5,792,688
   #*Halozyme Therapeutics, Inc. ....................................         81,191           684,440
    *Hanger Orthopedic Group, Inc. ..................................        132,598         2,303,227
    *Harvard Bioscience, Inc. .......................................        128,794           587,301
   #*HealthSouth Corp. ..............................................        243,202         4,294,947
    *Healthspring, Inc. .............................................        198,223        10,692,149
    *HealthStream, Inc. .............................................         78,793         1,196,078
    *Healthways, Inc. ...............................................        117,770           843,233
     Hill-Rom Holdings, Inc. ........................................         46,546         1,567,204
    *Hi-Tech Pharmacal Co., Inc. ....................................         44,580         1,583,482
   #*HMS Holdings Corp. .............................................        243,084         5,940,973
    *Hooper Holmes, Inc. ............................................      1,113,795           868,760
   #*iBio, Inc. .....................................................         20,300            41,006
   #*ICU Medical, Inc. ..............................................         48,886         1,921,709
   #*Idenix Pharmaceuticals, Inc. ...................................         92,646           555,876
   #*Idera Pharmaceuticals, Inc. ....................................        146,982           241,050
   #*ImmunoGen, Inc. ................................................         31,334           425,516
   #*Immunomedics, Inc. .............................................        204,466           744,256
   #*Impax Laboratories, Inc. .......................................        228,460         4,320,179
   #*Incyte Corp. ...................................................        230,189         3,169,703
   #*Infinity Pharmaceuticals, Inc. .................................         87,008           658,651
   #*Insulet Corp. ..................................................          1,470            23,990
    *Integra LifeSciences Holdings Corp. ............................        100,010         3,206,321
    *IntegraMed America, Inc. .......................................         23,210           185,912
   #*InterMune, Inc. ................................................         30,226           770,763
    #Invacare Corp. .................................................        109,720         2,463,214
   #*IPC The Hospitalist Co. ........................................         53,294         2,234,617
    *Iridex Corp. ...................................................          6,987            23,826
   #*IRIS International, Inc. .......................................         64,449           583,908
    *ISTA Pharmaceuticals, Inc. .....................................        109,894           454,961
    *Jazz Pharmaceuticals, Inc. .....................................        146,067         5,690,770
   #*Kensey Nash Corp. ..............................................         30,482           819,356
     Kewaunee Scientific Corp. ......................................         10,235            92,780
    *Kindred Healthcare, Inc. .......................................        178,669         2,081,494
   #*K-V Pharmaceutical Co. Class A .................................         85,825            95,266
   #*K-V Pharmaceutical Co. Class B .................................         27,972            39,161
     Landauer, Inc. .................................................         33,307         1,706,984
    *Lannet Co., Inc. ...............................................         89,639           366,624
   #*LCA-Vision, Inc. ...............................................         64,839           209,430
     LeMaitre Vascular, Inc. ........................................         76,701           443,332
    *LHC Group, Inc. ................................................         63,114           990,259
   #*LifePoint Hospitals, Inc. ......................................        175,186         6,772,691
    *Ligand Pharmaceuticals, Inc. Class B ...........................         19,098           280,741
    *Luminex Corp. ..................................................         84,969         1,865,919
    *Luna Innovations, Inc. .........................................          6,456             7,231
    *Magellan Health Services, Inc. .................................        122,809         6,320,979
   #*MAKO Surgical Corp. ............................................         82,943         3,189,158
   #*MannKind Corp. .................................................        116,681           364,045
   #*Masimo Corp. ...................................................        121,974         2,522,422
    *Maxygen, Inc. ..................................................        155,971           920,229
    *MedAssets, Inc. ................................................        181,060         1,930,100
    *MedCath Corp. ..................................................         65,962           474,926
    *Medical Action Industries, Inc. ................................         66,575           348,853
    *Medicines Co. (The) ............................................        194,434         3,639,804
    *MediciNova, Inc. ...............................................         19,329            40,591
    #Medicis Pharmaceutical Corp. Class A ...........................        202,645         7,759,277
    *Medidata Solutions, Inc. .......................................         54,603           981,762

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *MedQuist Holdings, Inc. ........................................         77,424   $       661,975
     MEDTOX Scientific, Inc. ........................................         31,449           460,413
    *Merge Healthcare, Inc. .........................................        136,947           903,850
    #Meridian Bioscience, Inc. ......................................         98,125         1,787,838
    *Merit Medical Systems, Inc. ....................................        150,425         2,018,704
    *Metropolitan Health Networks, Inc. .............................        156,237         1,018,665
   #*Micromet, Inc. .................................................         89,400           587,358
    *Misonix, Inc. ..................................................         86,409           146,895
    *Molina Healthcare, Inc. ........................................        164,928         3,493,175
   #*Momenta Pharmaceuticals, Inc. ..................................        150,600         2,228,880
   #*MWI Veterinary Supply, Inc. ....................................         28,441         2,147,296
    *Myrexis, Inc. ..................................................         37,233           103,508
    *Myriad Genetics, Inc. ..........................................        308,621         6,567,455
    *Nabi Biopharmaceuticals ........................................        148,090           272,486
    *Nanosphere, Inc. ...............................................         83,500           126,085
    #National Healthcare Corp. ......................................         37,493         1,436,357
     National Research Corp. ........................................         28,758           960,517
    *Natus Medical, Inc. ............................................        115,146           990,256
    *Neogen Corp. ...................................................         70,403         2,721,076
   #*Neuralstem, Inc. ...............................................         43,845            57,875
    *Neurocrine Biosciences, Inc. ...................................        405,413         2,537,885
   #*NeurogesX, Inc. ................................................          2,400             2,640
    *Neurometrix, Inc. ..............................................          3,250             5,688
   #*Novavax, Inc. ..................................................         63,165            99,801
    *Novt Corp. .....................................................             64            27,200
    *NPS Pharmaceuticals, Inc. ......................................         51,384           265,655
   #*NuVasive, Inc. .................................................        142,791         2,116,163
    *NxStage Medical, Inc. ..........................................         45,000         1,034,550
   #*Obagi Medical Products, Inc. ...................................         64,635           610,154
   #*Omnicell, Inc. .................................................        119,260         1,782,937
   #*OncoGenex Pharmaceutical, Inc. .................................         11,746           136,254
   #*Oncothyreon, Inc. ..............................................         54,782           381,283
    *Onyx Pharmaceuticals, Inc. .....................................         24,400           998,692
   #*Opexa Therapeutics, Inc. .......................................          1,600             1,712
   #*Opko Health, Inc. ..............................................         56,708           305,089
   #*Optimer Pharmaceuticals, Inc. ..................................         35,274           503,360
    *OraSure Technologies, Inc. .....................................        157,132         1,459,756
    *Orchid Cellmark, Inc. ..........................................        203,675           547,886
    *Ore Holdings, Inc. .............................................          9,505             2,899
    *Orthofix International N.V .....................................         65,390         2,295,843
   #*Osiris Therapeutics, Inc. ......................................         42,647           228,588
     Owens & Minor, Inc. ............................................         70,726         2,116,122
   #*Pain Therapeutics, Inc. ........................................        148,099           659,041
    *Palomar Medical Technologies, Inc. .............................         62,800           534,428
    *Par Pharmaceutical Cos., Inc. ..................................        131,373         4,020,014
   #*PAREXEL International Corp. ....................................        212,329         4,677,608
    *PDI, Inc. ......................................................        119,189           767,577
    #PDL BioPharma, Inc. ............................................        503,222         3,054,558
    *Pernix Therapeutics Holdings, Inc. .............................         24,884           266,259
   #*Pharmasset, Inc. ...............................................         87,752         6,177,741
   #*PharMerica Corp. ...............................................        101,178         1,578,377
    *PHC, Inc. ......................................................         33,908            66,121
    *PhotoMedex, Inc. ...............................................          5,256            70,956
   #*Poniard Pharmaceuticals, Inc. ..................................         49,535             7,430
   #*Pozen, Inc. ....................................................         67,296           171,605
   #*Progenics Pharmaceuticals, Inc. ................................        102,593           674,036
    *ProPhase Labs, Inc. ............................................         15,982            12,945
    *Providence Service Corp. .......................................         59,779           747,238
   #*pSivida Corp. ..................................................         68,914           316,315
   #*PSS World Medical, Inc. ........................................        193,002         4,294,294
     Psychemedics Corp. .............................................          6,901            61,419

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    #Quality Systems, Inc. ..........................................        139,836   $     5,441,019
   #*Questcor Pharmaceuticals, Inc. .................................        231,036         9,382,372
   #*Quidel Corp. ...................................................         99,073         1,769,444
    *RadNet, Inc. ...................................................         89,812           230,817
   #*Raptor Pharmaceutical Corp. ....................................            213             1,052
    *Repligen Corp. .................................................        140,880           483,218
   #*Repros Therapeutics, Inc. ......................................          6,764            28,950
    *Rigel Pharmaceuticals, Inc. ....................................        256,407         2,012,795
    *Rochester Medical Corp. ........................................         43,189           345,512
   #*Rockwell Medical Technologies, Inc. ............................         28,935           243,922
    *RTI Biologics, Inc. ............................................        198,618           893,781
   #*Salix Pharmaceuticals, Ltd. ....................................         91,753         3,142,999
   #*Sangamo BioSciences, Inc. ......................................         77,296           256,623
   #*Santarus, Inc. .................................................        187,386           571,527
    *SciClone Pharmaceuticals, Inc. .................................        207,889           875,213
   #*Seattle Genetics, Inc. .........................................        151,195         3,326,290
   #*Select Medical Holdings Corp. ..................................        104,169           906,270
    *SeraCare Life Sciences, Inc. ...................................         41,821           117,935
    *Skilled Healthcare Group, Inc. Class A .........................         70,976           268,289
    *Solta Medical, Inc. ............................................        120,049           262,907
   #*SonoSite, Inc. .................................................         48,970         1,517,580
    *Span-American Medical System, Inc. .............................         12,193           172,897
    *Spectranetics Corp. ............................................        109,297           856,888
   #*Spectrum Pharmaceuticals, Inc. .................................        187,005         2,073,885
    *SRI/Surgical Express, Inc. .....................................         16,574            66,462
   #*Staar Surgical Co. .............................................         79,933           719,397
   #*StemCells, Inc. ................................................         10,349            21,629
   #*Stereotaxis, Inc. ..............................................         86,308           100,117
    #STERIS Corp. ...................................................        163,325         5,059,808
    *Strategic Diagnostics, Inc. ....................................          1,950             3,588
    *Sucampo Pharmaceuticals, Inc. Class A ..........................         63,175           277,970
    *Sun Healthcare Group, Inc. .....................................         72,483           189,905
    *SunLink Health Systems, Inc. ...................................         20,792            38,361
   #*Sunrise Senior Living, Inc. ....................................        200,922         1,105,071
    *SurModics, Inc. ................................................         61,252           645,596
    *Symmetry Medical, Inc. .........................................        125,779         1,143,331
   #*Synovis Life Technologies, Inc. ................................         39,381           707,283
   #*Synta Pharmaceuticals Corp. ....................................         69,103           255,681
   #*Targacept, Inc. ................................................         16,009           281,758
    *Team Health Holdings, Inc. .....................................        185,800         3,775,456
   #*Telik, Inc. ....................................................        107,420            29,003
    *Theragenics Corp. ..............................................        571,070           856,605
   #*Theravance, Inc. ...............................................         72,594         1,613,765
    *Thoratec Corp. .................................................        190,303         6,947,963
   #*Threshold Pharmaceuticals, Inc. ................................         10,400            16,640
   #*TranS1, Inc. ...................................................         68,197           124,119
    *Transcend Services, Inc. .......................................         37,436         1,023,126
   #*Transcept Pharmaceuticals, Inc. ................................         52,384           456,788
    *Trimeris, Inc. .................................................         16,637            50,410
    *Triple-S Management Corp. Class B ..............................         70,424         1,338,056
     U.S. Physical Therapy, Inc. ....................................         41,336           806,879
    *Universal American Corp. .......................................        273,240         3,142,260
    *Urologix, Inc. .................................................        122,426           127,323
   #*Uroplasty, Inc. ................................................         12,442            56,113
     Utah Medical Products, Inc. ....................................         15,563           410,785
    *Vascular Solutions, Inc. .......................................         62,400           662,064
   #*VCA Antech, Inc. ...............................................        156,560         3,181,299
   #*Vical, Inc. ....................................................        149,391           446,679
    *Viropharma, Inc. ...............................................        273,358         5,532,766
    *Vision-Sciences, Inc. ..........................................          4,525            10,317
    *Volcano Corp. ..................................................         31,450           784,048

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *WellCare Health Plans, Inc. ....................................        185,381   $     9,085,523
    #West Pharmaceutical Services, Inc. .............................        120,588         4,687,256
    *Wright Medical Group, Inc. .....................................        138,999         2,389,393
   #*XenoPort, Inc. .................................................         25,642           156,416
    #Young Innovations, Inc. ........................................         19,982           574,482
   #*Zalicus, Inc. ..................................................         22,623            33,256
    *Zoll Medical Corp. .............................................         77,518         2,930,956
                                                                                       ---------------
Total Health Care ...................................................                      420,205,300
                                                                                       ---------------
Industrials -- (13.8%)
   #*3D Systems Corp. ...............................................        159,615         2,596,936
    #A.O. Smith Corp. ...............................................        144,228         5,359,512
    *A.T. Cross Co. Class A .........................................         36,222           440,460
   #*A123 Systems, Inc. .............................................        361,188         1,238,875
    #AAON, Inc. .....................................................         87,143         1,844,817
     AAR Corp. ......................................................        141,940         2,828,864
     ABM Industries, Inc. ...........................................        191,706         3,876,295
    *Acacia Research - Acacia Technologies ..........................        168,983         6,732,283
    *ACCO Brands Corp. ..............................................        227,223         1,561,022
     Aceto Corp. ....................................................         90,505           573,802
   #*Active Power, Inc. .............................................        390,584           356,017
    #Actuant Corp. Class A ..........................................        256,740         5,776,650
    #Acuity Brands, Inc. ............................................         41,150         1,905,245
   #*Advisory Board Co. (The) .......................................         58,266         3,568,792
   #*Aegion Corp. ...................................................        134,727         1,992,612
    *AeroCentury Corp. ..............................................          2,989            17,486
    *Aerosonic Corp. ................................................          7,498            17,620
   #*Aerovironment, Inc. ............................................         77,763         2,568,512
    *Air Transport Services Group, Inc. .............................        216,273         1,198,152
     Aircastle, Ltd. ................................................        213,426         2,588,857
     Alamo Group, Inc. ..............................................         40,747           971,816
    *Alaska Air Group, Inc. .........................................        105,107         6,992,769
     Albany International Corp. .....................................        100,258         2,264,828
     Alexander & Baldwin, Inc. ......................................        150,142         6,232,394
   #*Allegiant Travel Co. ...........................................         67,816         3,523,719
   .*Allied Defense Group, Inc. .....................................         59,074           186,083
     Allied Motion Technologies, Inc. ...............................         11,958            62,899
   #*Altra Holdings, Inc. ...........................................         96,713         1,421,681
    *Amerco, Inc. ...................................................         69,391         5,253,593
   #*Ameresco, Inc. Class A .........................................         33,168           364,516
    *American Railcar Industries, Inc. ..............................         79,770         1,759,726
    *American Reprographics Co. .....................................        150,223           599,390
    #American Science & Engineering, Inc. ...........................         32,673         2,222,417
     American Woodmark Corp. ........................................         35,780           608,618
    #Ampco-Pittsburgh Corp. .........................................         34,540           724,995
    *AMREP Corp. ....................................................          6,950            51,638
    #Apogee Enterprises, Inc. .......................................         96,166         1,050,133
     Applied Industrial Technologies, Inc. ..........................        157,669         5,300,832
   #*Argan, Inc. ....................................................         23,791           323,558
     Arkansas Best Corp. ............................................         91,539         1,885,703
    *Arotech Corp. ..................................................         33,040            51,212
     Art's-Way Manufacturing Co., Inc. ..............................            400             2,536
   #*Ascent Solar Technologies, Inc. ................................        100,796            81,645
    *Astec Industries, Inc. .........................................         80,876         2,689,127
    *Astronics Corp. ................................................         35,445         1,077,528
   #*Astronics Corp. Class B ........................................         10,679           323,040
    *Atlas Air Worldwide Holdings, Inc. .............................         94,841         3,653,275
    *Avalon Holding Corp. Class A ...................................         41,336            97,140
   #*Avis Budget Group, Inc. ........................................        386,304         5,446,886
     AZZ, Inc. ......................................................         46,379         2,071,286
    #Badger Meter, Inc. .............................................         51,412         1,683,229

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Baldwin Technology Co., Inc. Class A ...........................          3,200   $         3,360
    #Barnes Group, Inc. .............................................        200,301         4,661,004
     Barrett Business Services, Inc. ................................         36,729           582,889
   #*Beacon Roofing Supply, Inc. ....................................        165,701         3,053,869
    #Belden, Inc. ...................................................        173,848         5,611,813
   #*Blount International, Inc. .....................................        180,036         2,795,959
    *BlueLinx Holdings, Inc. ........................................         87,969           138,991
    *BNS Holding, Inc. ..............................................            201            61,808
    #Brady Corp. Class A ............................................        178,261         5,476,178
    *Breeze-Eastern Corp. ...........................................         34,218           310,015
    #Briggs & Stratton Corp. ........................................        175,958         2,568,987
    #Brink's Co. (The) ..............................................        168,389         4,679,530
    *Builders FirstSource, Inc. .....................................        134,553           219,321
   #*C&D Technologies, Inc. .........................................          8,448            81,777
    *CAI International, Inc. ........................................         67,090         1,047,275
     Cascade Corp. ..................................................         40,931         1,764,126
    *Casella Waste Systems, Inc. ....................................         91,121           572,240
   #*CBIZ, Inc. .....................................................        184,695         1,169,119
     CDI Corp. ......................................................         65,003           853,489
    #CECO Environmental Corp. .......................................         62,933           378,227
     Celadon Group, Inc. ............................................         83,295           917,078
   #*Cenveo, Inc. ...................................................        126,136           473,010
    *Ceradyne, Inc. .................................................         89,969         3,010,363
    *Champion Industries, Inc. ......................................          9,213            10,226
    *Chart Industries, Inc. .........................................        106,006         5,990,399
    #Chase Corp. ....................................................         25,898           362,572
     Chicago Rivet & Machine Co. ....................................          2,009            34,153
     CIRCOR International, Inc. .....................................         62,069         2,161,243
    #CLAROC, Inc. ...................................................        106,600         5,167,968
   #*Clean Harbors, Inc. ............................................         91,428         5,327,510
    *Coleman Cable, Inc. ............................................         22,990           233,808
   #*Colfax Corp. ...................................................        156,824         3,961,374
    *Columbus McKinnon Corp. ........................................         71,033         1,064,785
     Comfort Systems USA, Inc. ......................................        134,929         1,484,219
    *Command Security Corp. .........................................          3,850             6,391
    *Commercial Vehicle Group, Inc. .................................        175,598         1,936,846
   #*Competitive Technologies, Inc. .................................         25,804            45,415
     CompX International, Inc. ......................................          8,515           129,939
    *Conrad Industries, Inc. ........................................          6,600           100,650
    *Consolidated Graphics, Inc. ....................................         39,090         1,780,940
     Con-way, Inc. ..................................................        192,945         5,686,089
     Corporate Executive Board Co. ..................................        124,203         4,544,588
   #*CoStar Group, Inc. .............................................         54,940         3,380,458
     Courier Corp. ..................................................         39,371           342,134
    *Covenant Transportation Group, Inc. Class A ....................        166,149           533,338
    *CPI Aerostructures, Inc. .......................................         22,036           239,091
    *CRA International, Inc. ........................................         38,940           752,321
     Cubic Corp. ....................................................         98,916         4,660,922
     Curtiss-Wright Corp. ...........................................        164,330         5,386,737
     Deluxe Corp. ...................................................        189,950         4,486,619
    *DigitalGlobe, Inc. .............................................        164,089         3,347,416
   #*Dollar Thrifty Automotive Group, Inc. ..........................         67,632         4,128,257
     Douglas Dynamics, Inc. .........................................         34,069           511,716
     Ducommun, Inc. .................................................         37,724           538,321
   #*DXP Enterprises, Inc. ..........................................         50,208         1,254,196
    *Dycom Industries, Inc. .........................................        128,701         2,500,660
     Dynamic Materials Corp. ........................................         49,324         1,070,331
   #*Eagle Bulk Shipping, Inc. ......................................        238,856           370,227
    #Eastern Co. (The) ..............................................         20,021           406,426
     Ecology & Environment, Inc. Class A ............................          9,487           157,010
    *EMCOR Group, Inc. ..............................................        240,826         6,037,508

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Encore Wire Corp. ..............................................         79,148   $     2,103,754
   #*Energy Conversion Devices, Inc. ................................         38,647            18,937
   #*Energy Recovery, Inc. ..........................................        141,297           433,782
    *EnergySolutions, Inc. ..........................................        305,096         1,150,212
   #*EnerNOC, Inc. ..................................................         15,559           138,008
    *EnerSys ........................................................        174,440         3,930,133
     Ennis, Inc. ....................................................         92,342         1,350,963
    *EnPro Industries, Inc. .........................................         74,416         2,562,887
    *Environmental Tectonics Corp. ..................................          7,400            18,426
    *ESCO Technologies, Inc. ........................................         95,461         2,918,243
     Espey Manufacturing & Electronics Corp. ........................          9,609           232,538
    *Esterline Technologies Corp. ...................................         82,088         4,588,719
   #*Excel Maritime Carriers, Ltd. ..................................        290,639           825,415
    *Exponent, Inc. .................................................         50,100         2,413,818
     Federal Signal Corp. ...........................................        226,428         1,068,740
   #*Flanders Corp. .................................................         59,997           177,591
    *Flow International Corp. .......................................        166,212           430,489
    #Forward Air Corp. ..............................................        102,814         3,367,158
    *Franklin Covey Co. .............................................        113,617         1,095,268
    #Franklin Electric Co., Inc. ....................................         82,171         3,773,292
    *Freightcar America, Inc. .......................................         40,089           759,687
    *Frozen Food Express Industries .................................        155,948           198,054
   #*FTI Consulting, Inc. ...........................................        137,125         5,404,096
    *Fuel Tech, Inc. ................................................         87,640           485,526
    *Furmanite Corp. ................................................        130,343           869,388
     G & K Services, Inc. Class A ...................................         66,141         2,008,041
    #GATX Corp. .....................................................        161,156         6,120,705
   #*Genco Shipping & Trading, Ltd. .................................         77,767           699,903
    *Gencor Industries, Inc. ........................................          5,287            37,009
   #*GenCorp, Inc. ..................................................        205,403           998,259
    *Generac Holdings, Inc. .........................................        127,414         2,912,684
   #*General Cable Corp. ............................................        177,554         4,978,614
   #*Genesee & Wyoming, Inc. ........................................         96,190         5,695,410
    *GEO Group, Inc. (The) ..........................................        224,877         4,099,508
    *GeoEye, Inc. ...................................................         79,900         2,682,243
    *Gibraltar Industries, Inc. .....................................        105,113         1,173,061
    *Global Power Equipment Group, Inc. .............................         37,593           996,590
    #Gorman-Rupp Co. (The) ..........................................         71,529         1,921,984
    *GP Strategies Corp. ............................................         69,307           819,209
    #Graham Corp. ...................................................         36,342           837,320
    #Granite Construction, Inc. .....................................        133,306         2,999,385
     Great Lakes Dredge & Dock Corp. ................................        209,081         1,076,767
    *Greenbrier Cos., Inc. ..........................................         90,651         1,687,015
    *Griffon Corp. ..................................................        206,356         1,954,191
    *H&E Equipment Services, Inc. ...................................        121,958         1,337,879
     Hardinge, Inc. .................................................         44,923           391,729
    *Hawaiian Holdings, Inc. ........................................        179,387           959,720
    #Healthcare Services Group, Inc. ................................        230,048         3,991,333
    #Heartland Express, Inc. ........................................        317,155         4,253,049
    #HEICO Corp. ....................................................         60,012         3,421,884
     HEICO Corp. Class A ............................................         87,912         3,455,821
     Heidrick & Struggles International, Inc. .......................         61,208         1,210,694
    *Heritage-Crystal Clean, Inc. ...................................          8,066           128,572
    #Herman Miller, Inc. ............................................        198,515         4,099,335
   #*Hexcel Corp. ...................................................        334,881         8,274,910
    *Hill International, Inc. .......................................        132,713           743,193
    #HNI Corp. ......................................................        151,543         3,644,609
   #*Hoku Corp. .....................................................        103,928           156,931
    #Horizon Lines, Inc. ............................................        124,960            34,364
    #Houston Wire & Cable Co. .......................................         81,911         1,046,003
   #*Hub Group, Inc. Class A ........................................        128,637         4,021,193

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Hudson Highland Group, Inc. ....................................        111,555   $       516,500
    *Hudson Technologies, Inc. ......................................          3,900             5,226
   #*Huntington Ingalls Industries, Inc. ............................          4,281           126,290
    *Hurco Cos., Inc. ...............................................         22,580           589,790
    *Huron Consulting Group, Inc. ...................................         79,270         2,854,513
    *Huttig Building Products, Inc. .................................        100,706            57,402
    *ICF International, Inc. ........................................         70,280         1,643,146
   #*II-VI, Inc. ....................................................        220,166         4,185,356
   #*InnerWorkings, Inc. ............................................        159,428         1,442,823
    *Innotrac Corp. .................................................         16,000            19,920
    *Innovative Solutions & Support, Inc. ...........................         46,017           219,041
     Insperity, Inc. ................................................         94,705         2,441,495
     Insteel Industries, Inc. .......................................         61,086           629,797
    *Integrated Electrical Services, Inc. ...........................         30,483            74,379
    *Intelligent Systems Corp. ......................................         32,937            58,298
     Interface, Inc. Class A ........................................        166,331         2,168,956
    *Interline Brands, Inc. .........................................        109,351         1,629,330
     International Shipholding Corp. ................................         18,655           379,443
     Intersections, Inc. ............................................         67,979         1,148,165
   #*JetBlue Airways Corp. ..........................................        781,733         3,502,164
    #John Bean Technologies Corp. ...................................        102,173         1,649,072
    *JPS Industries, Inc. ...........................................          8,700            60,900
    *Kadant, Inc. ...................................................         37,897           820,470
    #Kaman Corp. ....................................................         94,246         3,133,680
    *KAR Auction Services, Inc. .....................................         48,694           669,542
     Kaydon Corp. ...................................................        116,318         3,659,364
     Kelly Services, Inc. Class A ...................................        115,368         1,886,267
     Kelly Services, Inc. Class B ...................................            350             5,736
    *Key Technology, Inc. ...........................................         20,756           234,128
   #*Kforce, Inc. ...................................................        133,556         1,704,175
     Kimball International, Inc. Class B ............................        109,361           615,702
     Knight Transportation, Inc. ....................................        300,373         4,565,670
     Knoll, Inc. ....................................................        172,173         2,625,638
    *Korn/Ferry International .......................................        183,712         2,933,881
   #*Kratos Defense & Security Solutions, Inc. ......................        116,901           739,983
     L.B. Foster Co. Class A ........................................         38,836           990,318
     L.S. Starrett Co. Class A ......................................         24,236           293,256
    #Lawson Products, Inc. ..........................................         33,760           562,779
    *Layne Christensen Co. ..........................................         70,063         1,764,887
    #Lindsay Corp. ..................................................         45,247         2,628,851
    *LMI Aerospace, Inc. ............................................         42,757           859,843
     LSI Industries, Inc. ...........................................         85,986           578,686
    *Lydall, Inc. ...................................................         60,741           665,721
    *M&F Worldwide Corp. ............................................         59,008         1,461,038
    *Magnetek, Inc. .................................................        389,594           412,970
    *Manitex International, Inc. ....................................          6,890            29,765
   #*Manitowoc Co., Inc. (The) ......................................        448,049         4,964,383
     Marten Transport, Ltd. .........................................         78,271         1,386,179
    *MasTec, Inc. ...................................................        304,881         6,591,527
     McGrath RentCorp. ..............................................         87,486         2,337,626
    *Meritor, Inc. ..................................................        257,969         2,455,865
   #*Metalico, Inc. .................................................        162,485           734,432
    #Met-Pro Corp. ..................................................         52,275           470,998
    *MFRI, Inc. .....................................................         18,405           131,228
    *Michael Baker Corp. ............................................         28,016           576,569
   #*Microvision, Inc. ..............................................         10,257             7,284
   #*Middleby Corp. .................................................         67,488         5,687,889
     Miller Industries, Inc. ........................................         42,574           870,213
     Mine Safety Appliances Co. .....................................        131,466         4,410,684
    *Mistras Group, Inc. ............................................         99,428         2,167,530
    *Mobile Mini, Inc. ..............................................        151,036         2,739,793

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Moog, Inc. Class A .............................................        150,554   $     5,830,956
    *Moog, Inc. Class B .............................................         10,012           391,870
     Mueller Industries, Inc. .......................................        136,394         5,517,137
     Mueller Water Products, Inc. Class A ...........................        631,395         1,736,336
     Multi-Color Corp. ..............................................         48,052         1,273,859
    *MYR Group, Inc. ................................................         73,083         1,409,771
     NACCO Industries, Inc. Class A .................................         23,630         1,940,023
    *National Patent Development Corp. ..............................         13,860            24,948
    #National Presto Industries, Inc. ...............................         24,527         2,342,328
    *National Technical Systems, Inc. ...............................         26,035           126,400
    *Navigant Consulting, Inc. ......................................        174,400         1,975,952
    *NN, Inc. .......................................................         57,752           510,528
    *Northwest Pipe Co. .............................................         32,988           879,790
   #*Ocean Power Technologies, Inc. .................................         34,916           131,633
   #*Odyssey Marine Exploration, Inc. ...............................        125,767           358,436
    *Old Dominion Freight Line, Inc. ................................        191,772         7,013,102
   #*Omega Flex, Inc. ...............................................         25,792           304,088
    *On Assignment, Inc. ............................................        134,197         1,447,986
    *Orbit International Corp. ......................................          1,977             7,710
    *Orbital Sciences Corp. .........................................        210,319         3,251,532
    *Orion Energy Systems, Inc. .....................................         59,525           183,337
    *Orion Marine Group, Inc. .......................................         67,233           456,512
    *P.A.M. Transportation Services, Inc. ...........................         32,028           326,045
   #*Pacer International, Inc. ......................................        125,915           593,060
    *Park-Ohio Holdings Corp. .......................................         42,754           691,760
    *Patrick Industries, Inc. .......................................         12,641            25,408
    *Patriot Transportation Holding, Inc. ...........................         38,246           879,658
    *PGT, Inc. ......................................................         98,944           144,458
    *Pike Electric Corp. ............................................        106,325           809,133
    *Pinnacle Airlines Corp. ........................................         61,300           157,541
   #*Plug Power, Inc. ...............................................         66,963           151,336
   #*PMFG, Inc. .....................................................         35,785           731,803
    *Polypore International, Inc. ...................................        112,711         5,911,692
    *Powell Industries, Inc. ........................................         41,486         1,394,344
   #*PowerSecure International, Inc. ................................         71,700           304,725
    #Preformed Line Products Co. ....................................         22,869         1,471,620
     Primoris Services Corp. ........................................        121,833         1,586,266
     Providence & Worcester Railroad Co. ............................          5,591            72,068
   #*Quality Distribution, Inc. .....................................         83,398           939,895
     Quanex Building Products Corp. .................................        131,448         1,938,858
    *RailAmerica, Inc. ..............................................        178,133         2,435,078
     Raven Industries, Inc. .........................................         65,086         3,905,811
   #*RBC Bearings, Inc. .............................................         79,009         3,199,864
    *RCM Technologies, Inc. .........................................        146,273           703,573
    *Real Goods Solar, Inc. .........................................          2,817             4,564
   #*Republic Airways Holdings, Inc. ................................        159,466           414,612
     Resources Connection, Inc. .....................................        197,036         2,185,129
   #*Roadrunner Transportation Systems, Inc. ........................          9,472           158,088
     Robbins & Myers, Inc. ..........................................        153,211         6,847,000
   #*RSC Holdings, Inc. .............................................        150,201         1,465,962
    *Rush Enterprises, Inc. Class A .................................         97,923         1,889,914
    *Rush Enterprises, Inc. Class B .................................         37,831           605,296
    *Saia, Inc. .....................................................         56,351           752,286
   #*SatCon Technology Corp. ........................................         66,878            70,891
    *Sauer-Danfoss, Inc. ............................................        122,532         4,744,439
     Schawk, Inc. ...................................................         83,226         1,122,719
   #*School Specialty, Inc. .........................................         66,483           508,595
    *Schuff International, Inc. .....................................          6,400            52,800
     Seaboard Corp. .................................................          1,738         3,820,124
     Servotronics, Inc. .............................................          1,500            12,945
     SIFCO Industries, Inc. .........................................         13,423           257,587

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Simpson Manufacturing Co., Inc. ................................        174,728   $     5,357,160
     SkyWest, Inc. ..................................................        186,821         2,505,270
    *SL Industries, Inc. ............................................         18,585           370,771
     SmartPros, Ltd. ................................................         10,300            21,012
    *Sparton Corp. ..................................................         36,873           314,158
   #*Spherix, Inc. ..................................................          3,759             7,405
    *Standard Parking Corp. .........................................         55,450           975,366
    #Standard Register Co. ..........................................         73,399           190,103
     Standex International Corp. ....................................         44,979         1,736,639
    #Steelcase, Inc. Class A ........................................        313,169         2,320,582
    *Sterling Construction Co., Inc. ................................         55,958           696,677
     Sun Hydraulics, Inc. ...........................................         91,916         2,643,504
    *SunPower Corp. Class B .........................................         51,320           484,974
     Superior Uniform Group, Inc. ...................................         10,485           126,449
    *Supreme Industries, Inc. Class A ...............................        107,845           221,082
    *SYKES Enterprises, Inc. ........................................        169,408         2,698,669
    *Sypris Solutions, Inc. .........................................        285,243           904,220
    #TAL International Group, Inc. ..................................        120,211         3,345,472
   #*Taser International, Inc. ......................................        215,629         1,071,676
    *Team, Inc. .....................................................         70,219         1,756,177
    *TeamStaff, Inc. ................................................          1,953             4,218
    *Tecumseh Products Co. Class A ..................................         36,492           232,089
    *Tecumseh Products Co. Class B ..................................          4,097            26,590
    *Teledyne Technologies, Inc. ....................................        128,230         6,984,688
   #*Tel-Instrument Electronics Corp. ...............................          8,400            58,632
     Tennant Co. ....................................................         70,162         2,714,568
    *Tetra Tech, Inc. ...............................................        224,917         4,909,938
     Textainer Group Holdings, Ltd. .................................        165,901         4,553,982
    #Titan International, Inc. ......................................        149,085         3,354,412
   #*Titan Machinery, Inc. ..........................................         72,358         1,688,112
     Toro Co. .......................................................        109,499         5,917,326
   #*Track Data Corp. ...............................................            393            35,960
   #*Trailer Bridge, Inc. ...........................................         15,203             6,081
    *Transcat, Inc. .................................................          5,600            69,608
    *TRC Cos., Inc. .................................................        357,086         1,560,466
     Tredegar Corp. .................................................         81,691         1,582,355
    *Trex Co., Inc. .................................................         41,166           760,748
   #*TriMas Corp. ...................................................        124,422         2,424,985
    #Trinity Industries, Inc. .......................................        141,169         3,849,679
    #Triumph Group, Inc. ............................................         79,154         4,598,847
    *TrueBlue, Inc. .................................................        155,361         2,053,872
    *Tufco Technologies, Inc. .......................................          4,700            16,756
     Tutor Perini Corp. .............................................        160,265         2,328,650
     Twin Disc, Inc. ................................................         40,164         1,562,380
    *U.S. Home Systems, Inc. ........................................         20,368           109,885
    *Ultralife Corp. ................................................         59,836           270,459
     UniFirst Corp. .................................................         53,011         2,775,126
   #*United Rentals, Inc. ...........................................        131,853         3,086,679
     United Stationers, Inc. ........................................        160,842         5,116,384
     Universal Forest Products, Inc. ................................         92,691         2,601,836
    *Universal Power Group, Inc. ....................................          9,833            21,633
    *Universal Security Instruments, Inc. ...........................          1,595             8,996
     Universal Truckload Services, Inc. .............................         41,294           640,883
   #*UQM Technologies, Inc. .........................................        119,010           246,351
   #*US Airways Group, Inc. .........................................        532,319         3,071,481
    #US Ecology, Inc. ...............................................         67,784         1,224,179
    *USA Truck, Inc. ................................................         29,326           258,069
   #*USG Corp. ......................................................        338,085         3,130,667
     UTi Worldwide, Inc. ............................................        330,176         4,823,871
   #*Valence Technology, Inc. .......................................          4,466             4,283
    *Valpey Fisher Corp. ............................................          8,710            22,123

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Versar, Inc. ...................................................         27,782   $        91,403
     Viad Corp. .....................................................         72,170         1,510,518
     Vicor Corp. ....................................................        100,246           917,251
     Virco Manufacturing Corp. ......................................         30,131            53,031
    *Volt Information Sciences, Inc. ................................        119,747           754,406
     VSE Corp. ......................................................         11,278           274,281
    *Wabash National Corp. ..........................................         87,672           604,937
    #Watsco, Inc. ...................................................         70,844         4,368,241
     Watsco, Inc. Class B ...........................................         12,022           749,692
     Watts Water Technologies, Inc. Class A .........................        107,069         3,371,603
    *WCA Waste Corp. ................................................         52,412           249,481
    #Werner Enterprises, Inc. .......................................        262,115         6,212,126
   #*WESCO International, Inc. ......................................         24,774         1,200,548
    *Willdan Group, Inc. ............................................          9,040            34,804
    *Willis Lease Finance Corp. .....................................         25,224           292,598
     WSI Industries, Inc. ...........................................          1,900            10,830
    *XPO Logistics, Inc. ............................................         18,000           227,880
                                                                                       ---------------
Total Industrials ...................................................                      664,325,073
                                                                                       ---------------
Information Technology -- (15.0%)
   #*Accelrys, Inc. .................................................        209,658         1,390,033
   #*ACI Worldwide, Inc. ............................................        120,344         3,690,950
   #*Acme Packet, Inc. ..............................................         67,258         2,435,412
    *Acorn Energy, Inc. .............................................         43,132           210,484
    *Actuate Corp. ..................................................        170,269         1,106,748
    *Acxiom Corp. ...................................................        277,827         3,664,538
    *ADDvantage Technologies Group, Inc. ............................          6,085            13,174
    *Adept Technology, Inc. .........................................         17,243            57,247
    *Advanced Analogic Technologies, Inc. ...........................        149,370           651,253
    *Advanced Energy Industries, Inc. ...............................        151,302         1,413,161
    *Advanced Photonix, Inc. ........................................          3,313             2,866
   #*Advent Software, Inc. ..........................................        185,305         5,077,357
   #*Aehr Test Systems ..............................................         11,205            10,253
    *Aetrium, Inc. ..................................................          7,219             8,735
    *Agilysys, Inc. .................................................        109,333           928,237
    *Alpha & Omega Semiconductor, Ltd. ..............................          5,991            50,624
    #American Software, Inc. Class A ................................         86,790           678,698
   #*Amkor Technology, Inc. .........................................        666,490         3,225,812
   #*Amtech Systems, Inc. ...........................................         35,270           360,459
   #*Anadigics, Inc. ................................................        236,157           621,093
    *Analysts International Corp. ...................................         60,790           228,570
    *Anaren, Inc. ...................................................         53,845         1,030,055
   #*Ancestry.com, Inc. .............................................        165,051         3,758,211
    *Anixter International, Inc. ....................................        128,352         7,532,979
   #*AOL, Inc. ......................................................         24,805           350,247
   #*Applied Micro Circuits Corp. ...................................        218,822         1,474,860
    *Ariba, Inc. ....................................................         68,747         2,177,905
    *Arris Group, Inc. ..............................................        457,969         4,927,746
   #*Aruba Networks, Inc. ...........................................        173,765         4,116,493
   #*AsiaInfo-Linkage, Inc. .........................................        129,671         1,299,303
    *Aspen Technology, Inc. .........................................        237,771         4,122,949
    *Astea International, Inc. ......................................          2,800             8,652
     Astro-Med, Inc. ................................................         13,768           109,869
    *ATMI, Inc. .....................................................        115,048         2,346,979
    *ATS Corp. ......................................................          5,754            17,837
    *AuthenTec, Inc. ................................................        119,389           435,770
   #*Authentidate Holding Corp. .....................................         83,069            56,487
    *Autobytel, Inc. ................................................        708,686           637,817
    *Aviat Networks, Inc. ...........................................        210,304           431,123
    *Avid Technology, Inc. ..........................................        132,131           819,212
    *Aware, Inc. ....................................................         46,564           137,829

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     *Axcelis Technologies, Inc. ....................................        373,772   $       523,281
     *AXT, Inc. .....................................................        182,535           857,914
      Bel Fuse, Inc. Class A ........................................          8,210           161,737
      Bel Fuse, Inc. Class B ........................................         31,975           571,713
     *Benchmark Electronics, Inc. ...................................        243,068         3,339,754
     *BigBand Networks, Inc. ........................................        152,903           342,503
     *Bitstream, Inc. ...............................................          7,200            42,840
      Black Box Corp. ...............................................         61,095         1,710,049
      Blackbaud, Inc. ...............................................        164,250         4,603,928
     *Blonder Tongue Laboratories, Inc. .............................         22,536            29,297
     *Blue Coat Systems, Inc. .......................................        162,204         2,611,484
      Bogen Communications International, Inc. ......................         11,900            35,343
    #*Bottomline Technologies, Inc. .................................        122,519         2,975,987
    #*Brightpoint, Inc. .............................................        252,307         2,560,916
     *BroadVision, Inc. .............................................          4,823            40,320
      Brooks Automation, Inc. .......................................        244,372         2,553,687
     *BSQUARE Corp. .................................................         35,768           174,548
     *BTU International, Inc. .......................................         20,326            77,239
     *Cabot Microelectronics Corp. ..................................         83,152         3,203,015
    #*CACI International, Inc. Class A ..............................        109,360         6,002,770
     *CalAmp Corp. ..................................................        425,510         1,570,132
    #*Calix, Inc. ...................................................        160,778         1,400,376
    #*Callidus Software, Inc. .......................................         70,819           400,836
    #*Cardtronics, Inc. .............................................        161,120         4,016,722
     *Cascade Microtech, Inc. .......................................         50,953           188,017
     #Cass Information Systems, Inc. ................................         31,210         1,223,120
    #*Cavium, Inc. ..................................................        107,603         3,517,542
    #*CEVA, Inc. ....................................................         81,463         2,531,055
     *Checkpoint Systems, Inc. ......................................        133,367         1,767,113
    #*China Information Technology, Inc. ............................        110,777           110,777
     *Chyron International Corp. ....................................          1,822             3,006
     *CIBER, Inc. ...................................................        245,545           854,497
    #*Cirrus Logic, Inc. ............................................        228,709         3,805,718
     *Clearfield, Inc. ..............................................         82,011           428,097
     #Cognex Corp. ..................................................        153,558         5,204,081
    #*Cogo Group, Inc. ..............................................         72,419           173,806
     *Coherent, Inc. ................................................         88,663         4,519,153
      Cohu, Inc. ....................................................         85,072           943,448
   .#*Commerce One LLC ..............................................         45,000                --
      Communications Systems, Inc. ..................................         29,598           487,775
    #*CommVault Systems, Inc. .......................................        159,126         6,775,585
     *Computer Task Group, Inc. .....................................         66,086           843,918
     *Compuware Corp. ...............................................        381,504         3,223,709
    #*comScore, Inc. ................................................         73,939         1,560,852
      Comtech Telecommunications Corp. ..............................         95,351         3,157,072
    #*Comverge, Inc. ................................................         52,193            86,118
     *Concurrent Computer Corp. .....................................         24,720           103,577
    #*Constant Contact, Inc. ........................................            325             6,578
     *Convergys Corp. ...............................................        427,113         4,570,109
     *Convio, Inc. ..................................................         26,266           251,891
     *CoreLogic, Inc. ...............................................         15,755           191,738
     *Cray, Inc. ....................................................        133,084           842,422
      Crexendo, Inc. ................................................         23,497            66,497
    #*CSG Systems International, Inc. ...............................        120,229         1,712,061
     *CSP, Inc. .....................................................          8,385            29,264
     *CSR P.L.C. ADR ................................................         27,174           307,604
      CTS Corp. .....................................................        112,384         1,042,924
     *CVD Equipment Corp. ...........................................         10,329           167,020
     *CyberOptics Corp. .............................................         28,233           230,099
    #*Cymer, Inc. ...................................................        116,953         5,081,608
     #Daktronics, Inc. ..............................................        141,657         1,430,736

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Data I/O Corp. .................................................          7,300   $        29,419
    *Datalink Corp. .................................................         64,805           614,351
    *Dataram Corp. ..................................................         70,982            85,888
    *Datawatch Corp. ................................................          3,832            19,831
     DDi Corp. ......................................................         88,470           813,039
    *DealerTrack Holdings, Inc. .....................................        149,066         3,233,242
   #*Deltek, Inc. ...................................................        115,608           850,875
   #*DemandTec, Inc. ................................................         31,443           237,709
   #*DG FastChannel, Inc. ...........................................         96,880         1,805,843
    *Dice Holdings, Inc. ............................................        300,238         3,056,423
    #Diebold, Inc. ..................................................        126,089         4,070,153
    *Digi International, Inc. .......................................         93,727         1,198,768
    *Digimarc Corp. .................................................         25,148           672,709
    *Digital River, Inc. ............................................        137,498         2,520,338
   #*Diodes, Inc. ...................................................        159,694         3,572,355
   #*Ditech Networks, Inc. ..........................................         94,247            83,880
   #*Document Security Systems, Inc. ................................         30,085            97,175
    *Dot Hill Systems Corp. .........................................        691,220         1,188,898
    *DSP Group, Inc. ................................................         94,173           581,989
   #*DTS, Inc. ......................................................         59,528         1,672,142
    *Dynamics Research Corp. ........................................         93,697           903,239
     Earthlink, Inc. ................................................        360,546         2,527,427
    *Easylink Services International Corp. ..........................          3,800            18,126
   #*Ebix, Inc. .....................................................        124,947         2,137,843
   #*Echelon Corp. ..................................................         47,348           320,072
    *Echo Global Logistics, Inc. ....................................         39,173           604,831
    *EchoStar Corp. Class A .........................................         60,665         1,599,129
    *EDGAR Online, Inc. .............................................         21,300            18,105
    *Edgewater Technology, Inc. .....................................         43,768           126,052
   #*Elecsys Corp. ..................................................         10,067            43,087
    #Electro Rent Corp. .............................................         87,647         1,408,487
    *Electro Scientific Industries, Inc. ............................        117,233         1,440,794
    *Electronics for Imaging, Inc. ..................................        169,622         2,544,330
   #*eMagin Corp. ...................................................         63,283           267,054
    *EMCORE Corp. ...................................................        294,819           291,871
    *Emulex Corp. ...................................................        314,952         2,639,298
    *Entegris, Inc. .................................................        485,971         4,354,300
    *Entorian Technologies, Inc. ....................................         10,595            33,374
   #*Entropic Communications, Inc. ..................................        205,504         1,196,033
    *Envestnet, Inc. ................................................          4,941            57,513
     EPIQ Systems, Inc. .............................................        127,619         1,819,847
    *ePlus, Inc. ....................................................         18,269           496,186
   #*Euronet Worldwide, Inc. ........................................        184,344         3,570,743
     Evolving Systems, Inc. .........................................          5,500            38,500
    *Exar Corp. .....................................................        160,297           979,415
    *ExlService Holdings, Inc. ......................................        109,186         2,847,571
    *Extreme Networks ...............................................        324,452           957,133
    *Fabrinet .......................................................         11,877           147,275
     Fair Isaac Corp. ...............................................        139,389         3,812,289
    *Fairchild Semiconductor International, Inc. ....................        459,629         6,880,646
    *FalconStor Software, Inc. ......................................        137,274           465,359
   #*FARO Technologies, Inc. ........................................         57,424         2,399,175
    *FEI Co. ........................................................        140,981         5,605,405
    *FormFactor, Inc. ...............................................        179,988         1,076,328
    *Forrester Research, Inc. .......................................         80,539         2,884,102
    *Frequency Electronics, Inc. ....................................         47,309           391,245
    *FSI International, Inc. ........................................        128,971           318,558
    *Giga-Tronics, Inc. .............................................          3,942             5,322
    *GigOptix, Inc. .................................................         29,082            55,256
    *Global Cash Access Holdings, Inc. ..............................        228,902           682,128
    *Globalscape, Inc. ..............................................         11,073            18,935

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Globecomm Systems, Inc. ........................................        128,089   $     1,740,730
   #*Glu Mobile, Inc. ...............................................          4,246            12,865
   #*GSE Systems, Inc. ..............................................         46,715            80,350
    *GSI Group, Inc. ................................................         46,351           452,849
   #*GSI Technology, Inc. ...........................................         96,942           475,016
   #*GT Advanced Technologies, Inc. .................................        495,965         4,066,913
    *GTSI Corp. .....................................................         82,077           362,780
    *Guidance Software, Inc. ........................................         49,060           294,851
    *Hackett Group, Inc. (The) ......................................        145,855           602,381
    *Harmonic, Inc. .................................................        388,886         2,138,873
    *Hauppauge Digital, Inc. ........................................         32,277            35,505
     Heartland Payment Systems, Inc. ................................        141,240         3,073,382
   .*Here Media, Inc. ...............................................         22,918                --
   .*Here Media, Inc. Special Shares ................................         22,918                --
    *Hittite Microwave Corp. ........................................        109,321         5,750,285
    *HSW International, Inc. ........................................            436             1,295
   #*Hutchinson Technology, Inc. ....................................         89,355           159,052
    *I.D. Systems, Inc. .............................................         14,022            76,981
   #*Identive Group, Inc. ...........................................        126,236           299,179
    *IEC Electronics Corp. ..........................................         31,572           187,222
   #*iGATE Corp. ....................................................        197,632         2,664,079
   #*iGo, Inc. ......................................................        105,087           124,003
    *Ikanos Communications, Inc. ....................................        218,977           232,116
    *Imation Corp. ..................................................        132,976           893,599
    *Immersion Corp. ................................................         84,618           581,326
   #*Infinera Corp. .................................................        343,796         2,513,149
    *InfoSpace, Inc. ................................................        174,717         1,530,521
   #*Innodata Isogen, Inc. ..........................................         74,820           261,870
    *Insight Enterprises, Inc. ......................................        163,469         2,762,626
    *InsWeb Corp. ...................................................          1,533            12,954
    *Integrated Device Technology, Inc. .............................        533,394         3,243,036
    *Integrated Silicon Solution, Inc. ..............................        140,381         1,292,909
   #*Intellicheck Mobilisa, Inc. ....................................         61,334            57,961
    *Interactive Intelligence Group .................................         67,332         1,868,463
    #InterDigital, Inc. .............................................        142,471         6,190,365
    *Intermec, Inc. .................................................        201,648         1,627,299
    *Internap Network Services Corp. ................................        184,120         1,045,802
    *International Rectifier Corp. ..................................        230,721         5,604,213
    *Interphase Corp. ...............................................         23,232            98,504
    #Intersil Corp. Class A .........................................        440,582         5,273,767
   #*inTEST Corp. ...................................................         43,077           123,200
    *Intevac, Inc. ..................................................         77,779           626,121
    *IntriCon Corp. .................................................         18,141            93,426
    *INX, Inc. ......................................................          6,309            47,633
    *iPass, Inc. ....................................................        493,097           650,888
   #*IPG Photonics Corp. ............................................         80,393         4,249,574
    *Iteris, Inc. ...................................................         19,424            25,057
   #*Ixia ...........................................................        157,598         1,785,585
    *IXYS Corp. .....................................................        113,497         1,551,504
    #j2 Global Communications, Inc. .................................        162,009         4,986,637
    *JDA Software Group, Inc. .......................................        152,307         4,854,024
    *Kemet Corp. ....................................................        151,800         1,399,596
    *Kenexa Corp. ...................................................         72,939         1,668,115
    *Key Tronic Corp. ...............................................         33,239           138,939
     Keynote Systems, Inc. ..........................................         61,798         1,475,118
   #*KIT Digital, Inc. ..............................................        152,531         1,372,779
    *Kopin Corp. ....................................................        227,555           921,598
    *Kulicke & Soffa Industries, Inc. ...............................        261,754         2,525,926
   #*KVH Industries, Inc. ...........................................         50,003           368,022
    *Lantronix, Inc. ................................................          2,333             3,196
    *Lattice Semiconductor Corp. ....................................        540,283         3,419,991

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *LeCroy Corp. ...................................................        196,452   $     2,015,598
    *LGL Group, Inc. ................................................          7,103            56,469
    *LightPath Technologies, Inc. ...................................          1,850             2,627
   #*Limelight Networks, Inc. .......................................        367,177         1,020,752
    *Lionbridge Technologies, Inc. ..................................        176,502           478,320
    *Liquidity Services, Inc. .......................................        101,842         3,315,976
     Littlefuse, Inc. ...............................................         81,863         4,008,012
   #*LogMeIn, Inc. ..................................................         86,180         3,504,941
    *LoJack Corp. ...................................................         88,416           293,541
    *LookSmart, Ltd. ................................................          2,267             3,060
    *LoopNet, Inc. ..................................................        129,084         2,283,496
    *Loral Space & Communications, Inc. .............................        120,478         7,288,919
    *LTX-Credence Corp. .............................................        319,926         2,025,132
    *Magma Design Automation, Inc. ..................................         95,873           506,209
    *Management Network Group, Inc. .................................         42,154            88,102
    *Manhattan Associates, Inc. .....................................         78,124         3,308,551
    *ManTech International Corp. Class A ............................         84,747         2,977,162
    #Marchex, Inc. Class B ..........................................         96,761           860,205
    *Market Leader, Inc. ............................................         19,233            48,082
    *Mastech Holdings, Inc. .........................................            418             1,496
    *Mattersight Corp. ..............................................         22,709           114,680
    *Mattson Technology, Inc. .......................................        141,209           190,632
     Maximus, Inc. ..................................................        124,900         5,038,466
    *MaxLinear, Inc. Class A ........................................            274             1,595
   #*Maxwell Technologies, Inc. .....................................         12,151           242,655
    *Measurement Specialties, Inc. ..................................         54,614         1,704,503
    *MEMSIC, Inc. ...................................................         10,913            30,666
    *Mentor Graphics Corp. ..........................................        399,838         4,542,160
    *Mercury Computer Systems, Inc. .................................        226,389         3,305,279
     Mesa Laboratories, Inc. ........................................         13,749           512,013
     Methode Electronics, Inc. ......................................        131,640         1,222,936
     Micrel, Inc. ...................................................        223,866         2,467,003
   #*Microsemi Corp. ................................................        312,114         5,761,624
    *MicroStrategy, Inc. ............................................         26,261         3,460,412
   #*Mindspeed Technologies, Inc. ...................................        119,286           663,230
   #*MIPS Technologies, Inc. ........................................        176,580           969,424
     MKS Instruments, Inc. ..........................................        188,136         5,011,943
     Mocon, Inc. ....................................................         22,459           349,687
     ModusLink Global Solutions, Inc. ...............................        156,445           653,940
   #*MoneyGram International, Inc. ..................................        410,174         1,050,045
    *Monolithic Power Systems, Inc. .................................        120,505         1,501,492
    *Monotype Imaging Holdings, Inc. ................................        125,805         1,707,174
   #*Monster Worldwide, Inc. ........................................        155,741         1,437,489
   #*MoSys, Inc. ....................................................         98,755           382,182
   #*Move, Inc. .....................................................        409,969           754,343
    *MRV Communications, Inc. .......................................        694,216           888,596
     MTS Systems Corp. ..............................................         56,122         2,057,994
    *Multi-Fineline Electronix, Inc. ................................         78,631         1,803,795
   #*Nanometrics, Inc. ..............................................        173,921         2,935,786
    *NAPCO Security Technologies, Inc. ..............................          9,511            19,783
    *NCI, Inc. Class A ..............................................         28,077           383,251
    *NETGEAR, Inc. ..................................................        133,461         4,732,527
   #*NetList, Inc. ..................................................         78,133           124,231
    *NetLogic Microsystems, Inc. ....................................          2,086           102,631
   #*NetScout Systems, Inc. .........................................        146,243         2,396,923
   #*NetSuite, Inc. .................................................         90,651         3,448,364
    *Network Engines, Inc. ..........................................        123,793           159,693
    *Network Equipment Technologies, Inc. ...........................         96,492           184,300
    *NeuStar, Inc. ..................................................        253,413         8,055,999
    *Newport Corp. ..................................................        135,176         1,872,188
    *Newtek Business Services, Inc. .................................        148,095           183,638

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
   #*NIC, Inc. ......................................................        176,636   $     2,439,343
    *Novatel Wireless, Inc. .........................................        101,083           401,300
    *NumereX Corp. Class A ..........................................         47,554           378,054
   #*Oclaro, Inc. ...................................................        138,188           567,953
    *OmniVision Technologies, Inc. ..................................        205,020         3,343,876
    *Omtool, Ltd. ...................................................          3,470            10,410
    *Online Resources Corp. .........................................        132,196           354,285
   #*Onvia, Inc. ....................................................          2,306             6,710
    *Openwave Systems, Inc. .........................................        588,704           912,491
    *Oplink Communications, Inc. ....................................         73,099         1,185,666
    #OPNET Technologies, Inc. .......................................         76,666         3,353,371
    *Opnext, Inc. ...................................................        240,913           239,082
     OPTi, Inc. .....................................................         11,000            18,920
     Optical Cable Corp. ............................................         25,998            93,073
    *ORBCOMM, Inc. ..................................................        119,408           328,372
   #*OSI Systems, Inc. ..............................................         70,345         3,116,284
   #*Overland Storage, Inc. .........................................         62,392           147,869
    *PAR Technology Corp. ...........................................         35,023           127,484
    #Park Electrochemical Corp. .....................................         74,611         2,111,491
   #*ParkerVision, Inc. .............................................         71,039            58,962
    *PC Connection, Inc. ............................................         50,219           419,329
    *PC Mall, Inc. ..................................................         41,855           220,576
    *PC-Tel, Inc. ...................................................         58,100           420,644
    *PDF Solutions, Inc. ............................................        115,470           596,980
    *Perceptron, Inc. ...............................................         21,095           119,292
   #*Perficient, Inc. ...............................................        104,881           999,516
    *Performance Technologies, Inc. .................................         38,515            70,482
    *Pericom Semiconductor Corp. ....................................         83,505           708,957
    *Pervasive Software, Inc. .......................................         46,662           290,704
    *PFSweb, Inc. ...................................................          6,817            30,404
    *Photronics, Inc. ...............................................        210,700         1,321,089
    *Pixelworks, Inc. ...............................................         44,738            99,318
    *Planar Systems, Inc. ...........................................        280,770           541,886
    #Plantronics, Inc. ..............................................        168,098         5,616,154
    *Plexus Corp. ...................................................        133,786         3,438,300
    *PLX Technology, Inc. ...........................................         96,095           312,309
    *PMC-Sierra, Inc. ...............................................        786,707         4,987,722
    #Power Integrations, Inc. .......................................        103,773         3,697,432
   #*Power-One, Inc. ................................................        359,236         1,778,218
    *Presstek, Inc. .................................................         81,714            62,103
    *PRGX Global, Inc. ..............................................         87,452           466,994
    *Procera Networks, Inc. .........................................            295             3,363
    *Progress Software Corp. ........................................        237,199         4,995,411
    *PROS Holdings, Inc. ............................................         58,552           928,635
     Pulse Electronics Corp. ........................................         88,315           311,752
     QAD, Inc. Class A ..............................................         46,774           540,707
     QAD, Inc. Class B ..............................................         11,968           140,265
   #*QLogic Corp. ...................................................        377,089         5,267,933
    *Qualstar Corp. .................................................         25,800            49,794
    *Quantum Corp. ..................................................        689,475         1,799,530
    *Quest Software, Inc. ...........................................        261,322         4,596,654
   #*QuickLogic Corp. ...............................................         36,800           112,976
    *QuinStreet, Inc. ...............................................         56,620           650,564
    *RadiSys Corp. ..................................................        123,888           725,984
    *Ramtron International Corp. ....................................         97,876           233,924
     RealNetworks, Inc. .............................................        117,180         1,143,677
    *Reis, Inc. .....................................................         40,187           393,029
    *Relm Wireless Corp. ............................................         30,643            30,632
   #*Research Frontiers, Inc. .......................................          4,300            16,856
    *RF Industries, Ltd. ............................................         28,527            90,145
   #*RF Micro Devices, Inc. .........................................        991,023         7,274,109

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *RF Monolithics, Inc. ...........................................         23,189   $        22,261
     Richardson Electronics, Ltd. ...................................         58,120           754,979
   #*RightNow Technologies, Inc. ....................................         60,650         2,608,556
     Rimage Corp. ...................................................         28,858           320,324
    *Rofin-Sinar Technologies, Inc. .................................         98,782         2,568,332
   #*Rogers Corp. ...................................................         57,166         2,467,856
   #*Rosetta Stone, Inc. ............................................         69,047           685,637
   #*Rubicon Technology, Inc. .......................................         81,972           854,148
    *Rudolph Technologies, Inc. .....................................        311,455         2,295,423
    *S1 Corp. .......................................................        226,432         2,203,183
    *Saba Software, Inc. ............................................         85,505           593,405
    *Sanmina-SCI Corp. ..............................................        256,986         2,264,047
     Sapient Corp. ..................................................        500,830         6,190,259
   #*ScanSource, Inc. ...............................................         96,810         3,365,116
    *Schmitt Industries, Inc. .......................................          2,366             8,837
    *Scientific Learning Corp. ......................................          9,751            33,933
    *SeaChange International, Inc. ..................................        114,026           962,379
    *Selectica, Inc. ................................................         10,332            39,468
    *Semtech Corp. ..................................................        238,647         5,827,760
    *Sevcon, Inc. ...................................................          7,783            47,865
    *ShoreTel, Inc. .................................................        165,115           965,923
   #*Sigma Designs, Inc. ............................................        106,670           889,628
    *Sigmatron International, Inc. ..................................          2,200             8,228
    *Silicon Graphics International Corp. ...........................         88,879         1,285,190
    *Silicon Image, Inc. ............................................        270,185         1,739,991
   #*Silicon Laboratories, Inc. .....................................        152,606         6,523,906
    *Simulations Plus, Inc. .........................................         35,178           107,996
    *Smith Micro Software, Inc. .....................................        119,075           139,318
    *Soapstone Networks, Inc. .......................................         53,559               268
    *SolarWinds, Inc. ...............................................        262,245         7,568,391
   #*Sonic Foundry, Inc. ............................................         10,310            96,605
   #*Sonus Networks, Inc. ...........................................        961,093         2,546,896
    *Soundbite Communications, Inc. .................................          2,200             5,588
   #*Sourcefire, Inc. ...............................................         99,499         2,741,197
    *Spansion, Inc. Class A .........................................        224,785         2,313,038
    *Spark Networks, Inc. ...........................................         30,952            95,951
    *Spire Corp. ....................................................         23,050            28,812
   #*SRS Labs, Inc. .................................................         53,739           377,785
    *SS&C Technologies Holdings, Inc. ...............................         56,973           903,592
   #*Stamps.com, Inc. ...............................................         46,739         1,521,822
    *Standard Microsystems Corp. ....................................         83,377         2,064,415
    *StarTek, Inc. ..................................................         50,089           117,709
   #*STEC, Inc. .....................................................        168,015         1,901,930
    *Steel Excel, Inc. ..............................................         32,699           850,171
   #*Stratasys, Inc. ................................................         71,383         2,001,579
   #*Stream Global Services, Inc. ...................................          4,917            15,390
   #*SuccessFactors, Inc. ...........................................        142,298         3,799,357
   #*SunPower Corp. Class A .........................................         11,970           119,939
    *Super Micro Computer, Inc. .....................................        140,172         2,242,752
    *Supertex, Inc. .................................................         44,646           824,165
    *Support.com, Inc. ..............................................        162,460           342,791
    *Sycamore Networks, Inc. ........................................        102,785         1,975,528
    *Symmetricom, Inc. ..............................................        329,857         1,698,764
   #*Synaptics, Inc. ................................................        118,538         4,005,399
   #*Synchronoss Technologies, Inc. .................................         57,603         1,731,546
    *SYNNEX Corp. ...................................................        131,319         3,791,180
     Syntel, Inc. ...................................................        121,180         5,925,702
   #*Taitron Components, Inc. .......................................          2,700             2,511
   #*Take-Two Interactive Software, Inc. ............................        303,170         4,784,023
   #*Taleo Corp. ....................................................         96,555         3,128,382
    *Tech Data Corp. ................................................          7,450           366,391

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Technical Communications Corp. .................................            400   $         3,124
    *TechTarget, Inc. ...............................................         98,804           732,138
    *Tekelec ........................................................        222,447         2,184,430
    *TeleCommunication Systems, Inc. Class A ........................        189,565           625,564
   #*TeleNav, Inc. ..................................................         56,580           484,891
    *TeleTech Holdings, Inc. ........................................        203,446         3,556,236
     Tellabs, Inc. ..................................................         43,191           187,017
     Telular Corp. ..................................................         70,800           424,092
     Tessco Technologies, Inc. ......................................         27,501           382,814
    *Tessera Technologies, Inc. .....................................        179,069         2,465,780
     TheStreet, Inc. ................................................         96,581           186,401
   #*THQ, Inc. ......................................................        216,925           462,050
    *TIBCO Software, Inc. ...........................................        139,260         4,023,221
    *Tier Technologies, Inc. ........................................         52,586           185,103
    *TII Network Technologies, Inc. .................................          2,460             4,551
   #*TiVo, Inc. .....................................................        434,569         4,706,382
    *TNS, Inc. ......................................................         88,762         1,733,522
    *Transact Technologies, Inc. ....................................         29,147           224,723
   #*TranSwitch Corp. ...............................................         22,072            50,103
   #*Travelzoo, Inc. ................................................         24,500           780,570
   #*Trident Microsystems, Inc. .....................................         28,874            15,592
    *Trio-Tech International ........................................          3,256             8,075
    *Triquint Semiconductor, Inc. ...................................        555,025         2,952,733
    *TSR, Inc. ......................................................          5,056            21,109
    *TTM Technologies, Inc. .........................................        278,074         3,106,087
   #*Tyler Technologies, Inc. .......................................        114,381         3,611,008
    *Ultimate Software Group, Inc. ..................................         37,841         2,277,271
    *Ultra Clean Holdings, Inc. .....................................         76,225           417,713
   #*Ultratech, Inc. ................................................         91,642         1,997,796
   #*Unisys Corp. ...................................................        145,537         3,782,507
     United Online, Inc. ............................................        309,051         1,826,491
   #*Universal Display Corp. ........................................         58,041         2,718,060
   #*USA Technologies, Inc. .........................................         17,630            25,740
    *UTStarcom Holdings Corp. .......................................        459,091           656,500
   #*ValueClick, Inc. ...............................................        284,882         5,013,923
   #*Veeco Instruments, Inc. ........................................        146,044         3,897,914
    *Verint Systems, Inc. ...........................................        101,442         3,022,972
   #*Viasat, Inc. ...................................................        147,402         6,277,851
   #*Viasystems Group, Inc. .........................................         37,578           773,731
    *Vicon Industries, Inc. .........................................         14,689            49,208
    *Video Display Corp. ............................................         21,287            87,915
   #*VirnetX Holding Corp. ..........................................        178,758         3,852,235
    *Virtusa Corp. ..................................................        114,104         1,858,754
    *Vishay Intertechnology, Inc. ...................................        381,854         4,104,930
    *Vishay Precision Group, Inc. ...................................         27,687           403,953
   #*VistaPrint N.V .................................................         45,566         1,591,165
    *Vocus, Inc. ....................................................         18,587           378,803
    *Volterra Semiconductor Corp. ...................................         89,310         2,116,647
     Wayside Technology Group, Inc. .................................          3,860            46,320
   #*Web.com Group, Inc. ............................................        153,052         1,478,482
    *WebMediaBrands, Inc. ...........................................        156,997            98,563
    *Websense, Inc. .................................................        142,624         2,544,412
    *Westell Technologies, Inc. Class A .............................        295,909           594,777
    *Winland Electronics, Inc. ......................................         23,806            14,046
    *Wireless Ronin Technologies, Inc. ..............................         37,195            51,701
    *Wireless Telecom Group, Inc. ...................................         61,160            56,879
    *WPCS International, Inc. .......................................         34,365            79,040
   #*Wright Express Corp. ...........................................        136,186         6,384,400
    *XO Group, Inc. .................................................        119,339         1,101,499
    *X-Rite, Inc. ...................................................         48,141           217,116
    *Xyratex, Ltd. ..................................................          4,044            55,160

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Zebra Technologies Corp. Class A ...............................        188,468   $     6,735,846
    *Zhone Technologies, Inc. .......................................         49,121            46,174
    *Zix Corp. ......................................................        224,624           557,068
    *Zygo Corp. .....................................................         60,660           930,524
                                                                                       ---------------
Total Information Technology ........................................                      721,342,601
                                                                                       ---------------
Materials -- (4.2%)
     A. Schulman, Inc. ..............................................        110,615         2,335,083
    *A.M. Castle & Co. ..............................................         78,356         1,072,694
   #*AbitibiBowater, Inc. ...........................................          6,142           104,414
    *AEP Industries, Inc. ...........................................         21,402           578,496
    #AK Steel Holding Corp. .........................................        392,499         3,269,517
    #AMCOL International Corp. ......................................        112,569         3,398,458
    *American Pacific Corp. .........................................         24,839           229,016
    #American Vanguard Corp. ........................................        100,075         1,237,928
    *Arabian American Development Co. ...............................         14,547            66,334
    *Balchem Corp. ..................................................         97,189         3,583,358
     Boise, Inc. ....................................................        404,251         2,445,719
     Buckeye Technologies, Inc. .....................................        144,022         4,355,225
   #*Calgon Carbon Corp. ............................................        201,720         3,217,434
    #Carpenter Technology Corp. .....................................        154,907         8,786,325
    *Century Aluminum Co. ...........................................        332,713         3,713,077
    *Chemtura Corp. .................................................        146,924         1,783,657
   #*Clearwater Paper Corp. .........................................         80,979         2,682,834
    *Coeur d'Alene Mines Corp. ......................................        155,247         3,969,666
     Commercial Metals Co. ..........................................        401,350         4,988,780
    *Contango ORE, Inc. .............................................          4,405            61,670
    *Continental Materials Corp. ....................................            397             4,300
    *Core Molding Technologies, Inc. ................................         26,116           226,948
     Deltic Timber Corp. ............................................         42,856         2,900,923
    *Detrex Corp. ...................................................            500             4,450
     Eagle Materials, Inc. ..........................................        152,876         3,146,188
   #*Ferro Corp. ....................................................        298,612         1,932,020
     Flamemaster Corp. ..............................................            189               978
    *Flotek Industries, Inc. ........................................         15,853           117,946
     Friedman Industries, Inc. ......................................         24,481           256,561
   #*General Moly, Inc. .............................................        217,853           749,414
   #*Georgia Gulf Corp. .............................................        124,332         2,250,409
    *Globe Specialty Metals, Inc. ...................................        238,854         3,981,696
   #*Golden Minerals, Co. ...........................................         51,086           358,113
    *Graphic Packaging Holding Co. ..................................      1,278,619         5,651,496
     H.B. Fuller Co. ................................................        177,418         3,812,713
    #Hawkins, Inc. ..................................................         38,220         1,463,062
     Haynes International, Inc. .....................................         42,914         2,510,040
    *Headwaters, Inc. ...............................................        210,070           369,723
   #*Hecla Mining Co. ...............................................        697,227         4,371,613
    *Horsehead Holding Corp. ........................................        150,229         1,303,988
     Innophos Holdings, Inc. ........................................         77,702         3,418,111
    *Innospec, Inc. .................................................         85,742         2,589,408
     Kaiser Aluminum Corp. ..........................................         67,437         3,133,123
    *KapStone Paper & Packaging Corp. ...............................        161,381         2,646,648
     KMG Chemicals, Inc. ............................................         38,991           566,929
     Koppers Holdings, Inc. .........................................         74,185         2,454,782
    *Kraton Performance Polymers, Inc. ..............................        109,730         2,159,486
     Kronos Worldwide, Inc. .........................................         15,587           345,876
    *Landec Corp. ...................................................        111,301           691,179
    #Limoneira Co. ..................................................            649            11,260
   #*Louisiana-Pacific Corp. ........................................        446,670         2,970,356
   #*LSB Industries, Inc. ...........................................         80,125         2,838,829
    *Material Sciences Corp. ........................................        239,323         1,938,516
    *Materion Corp. .................................................         71,398         1,887,763

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
    *Mercer International, Inc. .....................................        152,977   $     1,052,482
    *Metals USA Holdings Corp. ......................................         59,380           646,648
     Minerals Technologies, Inc. ....................................         64,839         3,555,771
   #*Mines Management, Inc. .........................................         58,244           145,610
    *Mod-Pac Corp. ..................................................         28,616           169,407
    #Myers Industries, Inc. .........................................        127,152         1,553,797
     Neenah Paper, Inc. .............................................         98,399         1,623,584
    #NewMarket Corp. ................................................         40,900         7,940,326
     NL Industries, Inc. ............................................        150,263         2,184,824
    *Noranda Aluminum Holding Corp. .................................         46,228           428,071
    *Northern Technologies International Corp. ......................         16,245           235,552
    #Olin Corp. .....................................................        288,682         5,444,543
     Olympic Steel, Inc. ............................................         36,331           742,969
    *OM Group, Inc. .................................................        116,318         3,362,753
   #*Omnova Solutions, Inc. .........................................        159,049           704,587
     P.H. Glatfelter Co. ............................................        161,183         2,417,745
    *Penford Corp. ..................................................         46,837           239,337
     PolyOne Corp. ..................................................        336,187         3,761,933
     Quaker Chemical Corp. ..........................................         45,394         1,579,257
    *Rockwood Holdings, Inc. ........................................        110,211         5,074,114
    *RTI International Metals, Inc. .................................        108,722         2,869,174
     Schnitzer Steel Industries, Inc. Class A .......................         81,069         3,794,029
     Schweitzer-Maudoit International, Inc. .........................         69,668         4,899,054
   #*Senomyx, Inc. ..................................................         60,712           276,847
     Sensient Technologies Corp. ....................................        175,542         6,488,032
    *Spartech Corp. .................................................         94,818           384,961
     Stepan Co. .....................................................         36,587         2,827,809
   #*Stillwater Mining Co. ..........................................        267,369         3,037,312
   #*STR Holdings, Inc. .............................................         47,450           405,698
    *Synalloy Corp. .................................................         15,203           152,030
    #Texas Industries, Inc. .........................................        100,384         3,011,520
   #*U.S. Energy Corp. ..............................................         10,000            31,300
   #*U.S. Gold Corp. ................................................        305,025         1,384,814
    *UFP Technologies, Inc. .........................................          3,300            49,764
   #*United States Lime & Minerals, Inc. ............................         18,727         1,029,985
    *Universal Stainless & Alloy Products, Inc. .....................         25,389           955,896
     Valhi, Inc. ....................................................         28,154         1,663,620
    *Verso Paper Corp. ..............................................          9,552            17,480
     Vulcan International Corp. .....................................            700            29,312
     Wausau Paper Corp. .............................................        329,594         2,471,955
    *Webco Industries, Inc. .........................................            600            72,900
    #Westlake Chemical Corp. ........................................         71,210         2,934,564
    *Williams Industries, Inc. ......................................          1,200             2,052
     Worthington Industries, Inc. ...................................        267,383         4,620,378
    #Zep, Inc. ......................................................         77,921         1,187,516
   #*Zoltek Cos., Inc. ..............................................        143,846         1,042,884
                                                                                       ---------------
Total Materials .....................................................                      203,448,728
                                                                                       ---------------
Other -- (0.0%)
   .*All American Group, Inc. Escrow Shares .........................        281,012                --
     .Avigen, Inc. Escrow Shares ....................................        193,723                --
   .*Big 4 Ranch, Inc. ..............................................          3,200                --
   .*Concord Camera Corp. Escrow Shares .............................        113,476                --
   .*DLB Oil & Gas, Inc. Escrow Shares ..............................          1,300                --
  .#*Endo Pharmaceuticals Solutions .................................        132,809           146,090
   .*Gerber Scientific, Inc. Escrow Shares ..........................        166,622                --
   .*iGo, Inc. Escrow Shares ........................................          4,100                --
   .*MAIR Holdings, Inc. Escrow Shares ..............................         51,616                --
   .*Petrocorp, Inc. Escrow Shares ..................................          6,900               414
   .*Price Communications Liquidation Trust .........................        159,870                --

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Other -- (Continued)
   .*Voyager Learning Co. Escrow Shares .............................         72,800   $            --
                                                                                       ---------------
Total Other .........................................................                          146,504
                                                                                       ---------------
Telecommunication Services -- (0.7%)
    *AboveNet, Inc. .................................................         93,318         5,538,423
     Atlantic Tele-Network, Inc. ....................................         50,136         1,902,661
   #*Cbeyond, Inc. ..................................................         88,972           733,129
    *Cincinnati Bell, Inc. ..........................................        693,311         2,232,461
   #*Cogent Communications Group, Inc. ..............................         88,641         1,422,688
     Consolidated Communications Holdings, Inc. .....................        107,721         2,033,772
   #*FiberTower Corp. ...............................................         55,965            53,726
    *General Communications, Inc. Class A ...........................        156,023         1,474,417
    #HickoryTech Corp. ..............................................         54,240           605,318
     IDT Corp. Class B ..............................................         74,948           861,902
   #*Iridium Communications, Inc. ...................................        146,777           933,502
   #*Leap Wireless International, Inc. ..............................        246,684         1,714,454
   #*Level 3 Communications, Inc. ...................................         78,539         2,096,206
    *Neutral Tandem, Inc. ...........................................        118,389         1,247,820
     NTELOS Holdings Corp. ..........................................        151,095         2,873,827
    *PAETEC Holding Corp. ...........................................        459,285         2,516,882
   #*Pendrell Corp. .................................................         21,477            53,263
    *Premiere Global Services, Inc. .................................        190,324         1,724,335
    *Primus Telecommunications Group, Inc. ..........................          1,505            17,684
   #*Shenandoah Telecommunications Co. ..............................         68,262           925,633
     SureWest Communications ........................................         91,135         1,045,318
    #USA Mobility, Inc. .............................................         79,547         1,039,679
    *Vonage Holdings Corp. ..........................................        554,353         1,857,083
   #*Warwick Valley Telephone Co. ...................................         24,398           293,996
                                                                                       ---------------
Total Telecommunication Services ....................................                       35,198,179
                                                                                       ---------------
Utilities -- (2.6%)
     ALLETE, Inc. ...................................................        131,345         5,189,441
    *AMEN Properties, Inc. ..........................................             19             8,550
     American States Water Co. ......................................         67,217         2,348,562
    #Artesian Resources Corp. .......................................         15,822           287,960
    #Atlantic Power Corp. ...........................................        200,073         2,700,986
     Avista Corp. ...................................................        214,084         5,448,438
    #Black Hills Corp. ..............................................        142,009         4,787,123
   #*Cadiz, Inc. ....................................................         15,716           151,031
     California Water Service Group .................................        154,398         2,867,171
    #Central Vermont Public Service Corp. ...........................         46,509         1,645,023
    #CH Energy Group, Inc. ..........................................         55,391         3,058,137
     Chesapeake Utilities Corp. .....................................         35,172         1,490,941
    #Cleco Corp. ....................................................        153,687         5,666,440
     Connecticut Water Services, Inc. ...............................         30,609           818,485
    #Consolidated Water Co., Ltd. ...................................         15,709           145,780
     Delta Natural Gas Co., Inc. ....................................          6,889           222,170
   #*Dynegy, Inc. ...................................................        423,822         1,555,427
    #El Paso Electric Co. ...........................................        150,600         4,823,718
    #Empire District Electric Co. ...................................        150,971         3,014,891
     Gas Natural, Inc. ..............................................         10,821           119,031
    *Genie Energy, Ltd. Class B .....................................         74,948           622,068
    *GenOn Energy, Inc. .............................................        586,518         1,788,880
    #IDACORP, Inc. ..................................................        169,060         6,826,643
    #Laclede Group, Inc. ............................................         80,675         3,236,681
    #MGE Energy, Inc. ...............................................         82,299         3,591,528
    #Middlesex Water Co. ............................................         55,685         1,055,231
    #New Jersey Resources Corp. .....................................        140,020         6,583,740
    #Northwest Natural Gas Co. ......................................         95,146         4,445,221
     NorthWestern Corp. .............................................        130,583         4,498,584
    #Ormat Technologies, Inc. .......................................         44,548           845,967

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
    #Otter Tail Corp. ...............................................        129,798   $     2,519,379
     Pennichuck Corp. ...............................................          9,615           273,547
     PNM Resources, Inc. ............................................        311,828         5,606,667
     Portland General Electric Co. ..................................        261,849         6,425,774
     RGC Resources, Inc. ............................................          6,328           113,651
    #SJW Corp. ......................................................         61,178         1,424,224
     South Jersey Industries, Inc. ..................................        108,158         6,090,377
    #Southwest Gas Corp. ............................................        164,355         6,488,735
    *Synthesis Energy Systems, Inc. .................................         48,546            74,761
    #UIL Holdings Corp. .............................................        181,918         6,199,765
     UniSource Energy Corp. .........................................        132,074         4,923,719
    #Unitil Corp. ...................................................         38,608         1,029,675
    #WGL Holdings, Inc. .............................................         93,657         4,009,456
    #York Water Co. .................................................         44,648           759,016
                                                                                       ---------------
Total Utilities .....................................................                      125,782,594
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    3,766,458,455
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
    *Accuride Corp. Warrants 02/26/12 ...............................         35,197               440
   .*Capital Bank Corp. Rights Contingent Value Rights ..............          2,560                --
    *Celgene Corp. Contingent Value Rights ..........................          5,871             9,511
   .*Contra Pharmacopeia Contingent Value Rights ....................         20,649                --
   .*CSF Holding, Inc. Litigation Rights ............................          3,250                --
   .*Emergent Biosolutions, Inc. Contingent Value Rights ............         17,329                --
    *Federal-Mogul Corp. Warrants 12/27/14 ..........................          4,373               875
  .#*First BanCorp. Rights ..........................................         11,578                --
   .*Ligand Pharmaceuticals, Inc. Class B Contingent Value
        Rights ......................................................        344,196                --
   .*U.S. Concrete, Inc. Warrants A 08/31/17 ........................          9,325                --
   .*U.S. Concrete, Inc. Warrants B 08/31/17 ........................          9,325                --
    *Valley National Bancorp Warrants 06/30/15 ......................            616             1,324
    *Zion Oil & Gas, Inc. Warrants 08/15/12 .........................          2,852               856
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           13,006
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................      3,579,149         3,579,149
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        -------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (21.9%)
 (S)@DFA Short Term Investment Fund .................................    1,052,294,913   1,052,294,913
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/11 (Collateralized by $4,271,584 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
       10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
       maturities ranging from 06/01/26 to 06/01/41, valued at
       $4,286,937) to be repurchased at $4,147,183 ..................   $        4,147       4,147,169
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                    1,056,442,082
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,405,664,193) ............................................                  $ 4,826,492,692
                                                                                       ===============

                            U.S. MICRO CAP PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (82.6%)
Consumer Discretionary -- (13.7%)
    *1-800-FLOWERS.COM, Inc. Class A ................................        163,084   $       464,789
   #*4Kids Entertainment, Inc. ......................................         62,221             6,228
     A.H. Belo Corp. Class A ........................................        245,466         1,227,330
    *AC Moore Arts & Crafts, Inc. ...................................        223,773           353,561
     Acme United Corp. ..............................................         30,407           286,738
    *AFC Enterprises, Inc. ..........................................        152,186         2,086,470
     Aldila, Inc. ...................................................         52,806           142,576
    #Ambassadors Group, Inc. ........................................        141,974           704,191
     Amcon Distributing Co. .........................................          5,690           315,226
   #*American Apparel, Inc. .........................................        150,877           131,263
   #*American Axle & Manufacturing Holdings, Inc. ...................        348,727         3,379,165
    *American Biltrite, Inc. ........................................         86,849           447,272
   #*American Public Education, Inc. ................................         96,348         3,450,222
    *America's Car-Mart, Inc. .......................................        105,056         3,506,769
   #*Amerigon, Inc. .................................................        120,012         1,840,984
     Ameristar Casinos, Inc. ........................................        107,746         1,993,301
     Arbitron, Inc. .................................................         94,136         3,740,023
   #*Archipelago Learning, Inc. .....................................        168,115         1,713,092
    *Arctic Cat, Inc. ...............................................        110,720         2,248,723
    *Ark Restaurants Corp. ..........................................         36,613           512,582
   #*Asbury Automotive Group, Inc. ..................................        295,080         5,503,242
    *Ascent Capital Group, Inc. Class A .............................         35,270         1,604,432
   #*Atrinsic, Inc. .................................................         27,850            45,953
    *Audiovox Corp. Class A .........................................        164,685         1,170,910
    *Bakers Footwear Group, Inc. ....................................         60,195            47,554
    *Ballantyne Strong, Inc. ........................................         66,691           248,091
    #Barnes & Noble, Inc. ...........................................        189,564         2,325,950
     Bassett Furniture Industries, Inc. .............................         90,500           683,275
    *BB Liquidating, Inc. ...........................................        595,858            14,837
    *BB Liquidating, Inc. Class B ...................................        170,000             1,700
   #*Beasley Broadcast Group, Inc. ..................................         65,543           256,929
   #*Beazer Homes USA, Inc. .........................................        614,966         1,322,177
     bebe stores, Inc. ..............................................        494,620         3,551,372
    #Belo Corp. Class A .............................................        800,325         5,074,061
    *Benihana, Inc. .................................................         18,025           180,070
   #*Benihana, Inc. Class A .........................................         81,147           782,257
    #Big 5 Sporting Goods Corp. .....................................         94,399           729,704
    *Biglari Holdings, Inc. .........................................         12,870         4,441,694
   #*BJ's Restaurants, Inc. .........................................        218,820        11,582,143
    *Black Diamond, Inc. ............................................        138,650         1,196,550
   #*Blue Nile, Inc. ................................................         67,682         3,054,489
    *Bluegreen Corp. ................................................        280,227           633,313
    #Blyth, Inc. ....................................................         46,086         2,572,981
     Bob Evans Farms, Inc. ..........................................         55,796         1,835,688
    #Bon-Ton Stores, Inc. (The) .....................................        133,472           704,732
    #Books-A-Million, Inc. ..........................................         60,174           133,586
     Bowl America, Inc. Class A .....................................         55,406           684,818
   #*Boyd Gaming Corp. ..............................................         39,623           256,757
   #*Bridgepoint Education, Inc. ....................................          3,157            68,412
    *Broadview Institute, Inc. ......................................         15,800            11,297
    *Brookfield Residential Properties, Inc. ........................         13,555            98,274
    #Brown Shoe Co., Inc. ...........................................        178,125         1,587,094
   #*Buffalo Wild Wings, Inc. .......................................        149,089         9,872,674
    *Build-A-Bear-Workshop, Inc. ....................................         93,122           609,949
    *Cache, Inc. ....................................................        109,084           573,782
    #Callaway Golf Co. ..............................................        351,179         2,040,350
    *Cambium Learning Group, Inc. ...................................         93,736           309,329
    *Canterbury Park Holding Corp. ..................................         25,810           269,715

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Capella Education Co. ..........................................         14,200   $       494,302
    *Caribou Coffee Co., Inc. .......................................        122,312         1,669,559
   #*Carmike Cinemas, Inc. ..........................................         94,486           612,269
     Carriage Services, Inc. ........................................        168,400         1,003,664
    *Carrols Restaurant Group, Inc. .................................        216,330         2,020,522
    *Casual Male Retail Group, Inc. .................................        259,535         1,077,070
    #Cato Corp. Class A .............................................        251,022         6,433,694
   #*Cavco Industries, Inc. .........................................         57,047         2,568,826
    #CEC Entertainment, Inc. ........................................        129,747         4,102,600
   #*Charles & Colvard, Ltd. ........................................         58,453           128,597
   #*Charming Shoppes, Inc. .........................................      1,036,471         3,596,554
    #Cherokee, Inc. .................................................         81,398         1,069,570
     Christopher & Banks Corp. ......................................        167,376           557,362
    *Chromcraft Revington, Inc. .....................................         81,837            82,655
     Churchill Downs, Inc. ..........................................        112,938         5,428,930
   #*Citi Trends, Inc. ..............................................        130,565         1,617,700
    *Coast Distribution System, Inc. (The) ..........................         41,382           112,145
    *Cobra Electronics Corp. ........................................         39,114           138,464
   #*Coldwater Creek, Inc. ..........................................        340,576           357,605
    #Collectors Universe, Inc. ......................................         51,220           791,861
   #*Conn's, Inc. ...................................................        317,093         2,920,427
   #*Core-Mark Holding Co., Inc. ....................................         58,455         1,957,658
   #*Corinthian Colleges, Inc. ......................................        140,688           268,714
   #*Cosi, Inc. .....................................................          3,033             2,123
   #*Cost Plus, Inc. ................................................        148,754         1,173,669
    #CPI Corp. ......................................................         35,312           210,813
     Cracker Barrel Old Country Store, Inc. .........................          6,000           254,340
    *Craftmade International, Inc. ..................................         63,108           260,005
   #*Crown Media Holdings, Inc. .....................................        170,294           269,065
     CSS Industries, Inc. ...........................................         52,750         1,111,970
    *Culp, Inc. .....................................................        186,578         1,600,839
    *Cumulus Media, Inc. ............................................        157,070           472,781
    *Cybex International, Inc. ......................................          6,772             5,418
   #*Cycle Country Accessories Corp. ................................            388               120
   #*Daily Journal Corp. ............................................            200            13,326
   .*Decorator Industries, Inc. .....................................         12,437                --
    *dELiA*s, Inc. ..................................................          7,960            11,144
    *Delta Apparel, Inc. ............................................         77,201         1,390,390
     Destination Maternity Corp. ....................................         86,838         1,438,906
   #*DGSE Cos., Inc. ................................................          9,213            76,007
   #*DineEquity, Inc. ...............................................         89,812         4,217,572
    *Dixie Group, Inc. (The) ........................................        104,300           326,459
    *Dolan Co. ......................................................        132,696         1,161,090
    *Domino's Pizza, Inc. ...........................................        242,198         7,757,602
    *Dorman Products, Inc. ..........................................        158,055         6,023,476
    *Dover Downs Gaming & Entertainment, Inc. .......................        142,541           305,038
    *Dover Motorsports, Inc. ........................................        168,371           171,738
    #Drew Industries, Inc. ..........................................        187,163         4,497,527
     DSW, Inc. Class A ..............................................         89,669         4,693,275
    *Duckwall-ALCO Stores, Inc. .....................................         52,342           541,216
   #*E.W. Scripps Co. Class A (The) .................................        232,956         1,942,853
    *EDCI Holdings, Inc. ............................................         62,230           257,010
     Educational Development Corp. ..................................         36,900           202,028
    #Einstein Noah Restaurant Group, Inc. ...........................         71,647         1,054,644
    *ELXSI Corp. ....................................................          7,100            20,768
    *Emerson Radio Corp. ............................................        243,478           413,913
   #*Emmis Communications Corp. Class A .............................        303,222           221,352
   #*Empire Resorts, Inc. ...........................................         96,174            63,475
    *Enova Systems, Inc. ............................................            376                94
   #*Entercom Communications Corp. Class A ..........................        359,150         2,356,024
    *Entravision Communications Corp. ...............................        971,879         1,603,600

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Escalade, Inc. .................................................         62,320   $       334,658
    #Ethan Allen Interiors, Inc. ....................................        230,201         4,557,980
   #*Ever-Glory International Group, Inc. ...........................          1,379             1,862
    *Exide Technologies .............................................        343,985         1,547,932
    *Famous Dave's of America, Inc. .................................         49,207           430,069
    *Federal Screw Works ............................................         12,548            67,132
     Finish Line, Inc. Class A (The) ................................        400,378         8,047,598
    *Fisher Communications, Inc. ....................................         25,775           748,506
     Flanigan's Enterprises, Inc. ...................................         20,756           166,567
     Flexsteel Industries, Inc. .....................................         55,532           791,331
    *Footstar, Inc. .................................................         81,000            46,980
    *Frederick's of Hollywood Group, Inc. ...........................          3,103             1,286
    #Fred's, Inc. Class A ...........................................        314,349         3,831,914
     Frisch's Restaurants, Inc. .....................................         63,337         1,209,737
   #*Fuel Systems Solutions, Inc. ...................................        142,950         3,336,453
   #*Full House Resorts, Inc. .......................................         67,697           194,967
    *Furniture Brands International, Inc. ...........................        196,801           375,890
     Gaiam, Inc. ....................................................         66,889           258,860
    *GameTech International, Inc. ...................................         40,067             2,855
     Gaming Partners International Corp. ............................         13,959            94,084
    *Geeknet, Inc. ..................................................          3,079            59,948
    *Genesco, Inc. ..................................................        140,800         8,298,752
   #*G-III Apparel Group, Ltd. ......................................        154,230         4,347,744
    *Global Sources, Ltd. ...........................................          2,635            19,209
   #*Golfsmith International Holdings, Inc. .........................          4,689            16,505
    *Gordmans Stores, Inc. ..........................................          5,498            76,862
    *Grand Canyon Education, Inc. ...................................        135,399         2,208,358
   #*Gray Television, Inc. ..........................................        363,896           691,402
    *Gray Television, Inc. Class A ..................................         41,200            69,216
    *Great Wolf Resorts, Inc. .......................................        273,464           672,721
    #Group 1 Automotive, Inc. .......................................        108,400         4,938,704
    *Hallwood Group, Inc. ...........................................          6,988            91,613
    *Hampshire Group, Ltd. ..........................................         25,800            71,595
    *Harris Interactive, Inc. .......................................        559,304           335,582
     Harte-Hanks, Inc. ..............................................        365,580         3,209,792
    *Hastings Entertainment, Inc. ...................................         92,939           185,878
     Haverty Furniture Cos., Inc. ...................................        141,130         1,639,931
     Haverty Furniture Cos., Inc. Class A ...........................         18,855           226,260
    *Heelys, Inc. ...................................................          9,600            19,104
    *Helen of Troy, Ltd. ............................................        169,126         4,892,815
   #*hhgregg, Inc. ..................................................         93,418         1,191,080
   #*Hibbett Sporting Goods, Inc. ...................................        213,043         8,775,241
    *Hollywood Media Corp. ..........................................          1,798             2,319
     Hooker Furniture Corp. .........................................         89,184           865,085
     Hot Topic, Inc. ................................................        272,622         2,061,022
   #*Hovnanian Enterprises, Inc. ....................................        363,017           522,744
    *Image Entertainment, Inc. ......................................         74,886             8,125
    *Infosonics Corp. ...............................................         69,762            46,741
     Insignia Systems, Inc. .........................................         51,150           105,880
   #*Interval Leisure Group, Inc. ...................................        291,152         4,020,809
    *iRobot Corp. ...................................................        165,131         5,591,336
    *Isle of Capri Casinos, Inc. ....................................        114,408           622,380
    *J. Alexander's Corp. ...........................................         62,383           416,718
    *Jack in the Box, Inc. ..........................................         15,141           311,602
   #*Jaclyn, Inc. ...................................................         20,127           135,153
    #JAKKS Pacific, Inc. ............................................        224,954         4,267,377
    *Jamba, Inc. ....................................................         30,939            52,596
    *Johnson Outdoors, Inc. Class A .................................         65,549         1,218,556
     Jones Group, Inc. (The) ........................................        159,730         1,784,184
    *Journal Communications, Inc. ...................................        196,268           757,594
   #*K12, Inc. ......................................................         88,267         3,093,758

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #KB Home ........................................................        281,950   $     1,965,192
    *Kenneth Cole Productions, Inc. Class A .........................         53,647           577,242
    *Kid Brands, Inc. ...............................................        184,100           539,413
   #*Kirkland's, Inc. ...............................................        151,791         1,706,131
    *Knology, Inc. ..................................................        294,705         4,223,123
    *Kona Grill, Inc. ...............................................         26,800           154,368
     Koss Corp. .....................................................        115,135           587,188
   #*Krispy Kreme Doughnuts, Inc. ...................................        396,004         2,795,788
     KSW, Inc. ......................................................         59,720           186,326
   #*K-Swiss, Inc. Class A ..........................................        130,139           585,626
    #Lacrosse Footwear, Inc. ........................................         63,786           816,461
    *Lakeland Industries, Inc. ......................................         40,544           304,891
    *Lakes Entertainment, Inc. ......................................        194,720           408,912
    *Lazare Kaplan International, Inc. ..............................         83,500           233,800
    *La-Z-Boy, Inc. .................................................        464,829         4,722,663
    *Leapfrog Enterprises, Inc. .....................................        241,980           902,585
   #*Learning Tree International, Inc. ..............................        162,830         1,294,498
   #*Lee Enterprises, Inc. ..........................................        259,763           184,432
   #*Libbey, Inc. ...................................................         98,819         1,251,049
    #Lifetime Brands, Inc. ..........................................        111,220         1,360,221
    *LIN TV Corp. Class A ...........................................        247,300           771,576
     Lincoln Educational Services Corp. .............................        121,494         1,135,969
    #Lithia Motors, Inc. Class A ....................................        127,968         2,632,302
   #*LodgeNet Interactive Corp. .....................................         61,892           123,784
    *Luby's, Inc. ...................................................        250,770         1,211,219
   #*Lumber Liquidators Holdings, Inc. ..............................          1,273            19,057
    *M/I Homes, Inc. ................................................        129,090           964,302
     Mac-Gray Corp. .................................................        116,200         1,612,856
    *Maidenform Brands, Inc. ........................................        208,612         5,127,683
     Marcus Corp. ...................................................        203,960         2,431,203
   #*Marine Products Corp. ..........................................        335,462         1,855,105
    *MarineMax, Inc. ................................................        175,261         1,426,625
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................        142,723           552,338
    #Matthews International Corp. Class A ...........................            500            17,570
    *MAXXAM, Inc. ...................................................            160            94,000
    *McClatchy Co. (The) ............................................        310,313           487,191
    *McCormick & Schmick's Seafood Restaurants, Inc. ................        137,416           920,687
     McRae Industries, Inc. Class A .................................          8,800           113,608
    #MDC Holdings, Inc. .............................................         64,681         1,448,854
    *Meade Instruments Corp. ........................................          7,007            24,875
   #*Media General, Inc. Class A ....................................        143,738           434,089
    *Meritage Homes Corp. ...........................................        148,765         2,640,579
   #*Midas, Inc. ....................................................        116,791         1,065,134
    *Modine Manufacturing Co. .......................................        248,371         2,625,281
    *Monarch Casino & Resort, Inc. ..................................        145,178         1,493,882
    #Monro Muffler Brake, Inc. ......................................        271,069        10,053,949
   #*Morgans Hotel Group Co. ........................................         56,307           366,559
    *Morton's Restaurant Group, Inc. ................................         77,307           377,258
   #*Motorcar Parts of America, Inc. ................................         54,690           542,525
     Movado Group, Inc. .............................................        164,071         2,744,908
    *MTR Gaming Group, Inc. .........................................         19,183            31,844
    *Multimedia Games Holding Co., Inc. .............................        201,197         1,329,912
    *Nathan's Famous, Inc. ..........................................         57,075         1,077,005
     National CineMedia, Inc. .......................................        160,902         1,946,914
    *Nautilus, Inc. .................................................        310,614           627,440
    *Navarre Corp. ..................................................        246,057           378,928
    *Nevada Gold & Casinos, Inc. ....................................            352               739
    *New Frontier Media, Inc. .......................................          2,326             2,489
   #*New York & Co., Inc. ...........................................        277,498           740,920
    *Nexstar Broadcasting Group, Inc. ...............................         14,697           133,743
    *Nobility Homes, Inc. ...........................................         43,800           266,742

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *NTN Communications, Inc. .......................................         55,566   $        21,671
    #Nutrisystem, Inc. ..............................................        154,426         1,908,705
   #*O'Charley's, Inc. ..............................................        196,843         1,222,395
    *Ohio Art Co. ...................................................          3,600            13,500
    *Orange 21, Inc. ................................................         13,301            23,277
   #*Orbitz Worldwide, Inc. .........................................        457,367           864,424
    *Orient-Express Hotels, Ltd. Class A ............................         33,314           284,168
     Outdoor Channel Holdings, Inc. .................................        178,041         1,329,966
   #*Overstock.com, Inc. ............................................        195,758         1,624,791
    #Oxford Industries, Inc. ........................................        150,937         5,962,012
    *P & F Industries, Inc. Class A .................................          6,745            27,722
   #*Pacific Sunwear of California, Inc. ............................        317,022           396,278
    *Papa John's International, Inc. ................................        217,901         7,356,338
   #*Peet's Coffee & Tea, Inc. ......................................        131,536         8,381,474
    #Pep Boys - Manny, Moe & Jack (The) .............................        431,491         4,962,146
    *Perfumania Holdings, Inc. ......................................         10,825           213,469
    *Perry Ellis International, Inc. ................................        115,889         2,908,814
    #PetMed Express, Inc. ...........................................        237,313         2,366,011
    *Pinnacle Entertainment, Inc. ...................................        540,950         6,123,554
    *Point.360 ......................................................         42,346            34,940
   #*PokerTek, Inc. .................................................            118               104
    *Premier Exhibitions, Inc. ......................................          2,033             3,720
    *Princeton Review, Inc. .........................................        302,184            46,839
    *Q.E.P. Co., Inc. ...............................................         33,487           684,809
   #*Quantum Fuel Systems Technologies Worldwide, Inc. ..............         22,625            47,965
    *Quiksilver, Inc. ...............................................        841,433         2,818,801
     R.G. Barry Corp. ...............................................        127,905         1,421,025
   #*Radio One, Inc. Class D ........................................        320,517           419,877
    *Reading International, Inc. Class A ............................        136,980           567,097
    *Reading International, Inc. Class B ............................         11,620            72,625
    *Red Lion Hotels Corp. ..........................................        168,696         1,172,437
    *Red Robin Gourmet Burgers, Inc. ................................         99,266         2,488,599
    #Regis Corp. ....................................................         62,753         1,026,639
    *Rentrak Corp. ..................................................         91,825         1,254,330
    *Rick's Cabaret International, Inc. .............................         44,821           350,500
    *Rockford Corp. .................................................         80,475           219,294
    *Rocky Brands, Inc. .............................................         51,060           541,236
    *Ruby Tuesday, Inc. .............................................        469,920         3,942,629
   #*Rue21, Inc. ....................................................        129,633         3,453,423
   #*Ruth's Hospitality Group, Inc. .................................        185,626           876,155
    #Ryland Group, Inc. (The) .......................................        212,577         2,869,790
    *Saga Communications, Inc. Class A ..............................         38,991         1,462,162
     Salem Communications Corp. Class A .............................        170,251           423,925
    *Scientific Games Corp. Class A .................................        325,026         2,824,476
   #*Sealy Corp. ....................................................        603,000           934,650
   #*Select Comfort Corp. ...........................................        290,114         6,025,668
     Shiloh Industries, Inc. ........................................        145,400         1,148,660
    *Shoe Carnival, Inc. ............................................        105,220         2,871,454
   #*Shuffle Master, Inc. ...........................................        286,198         3,036,561
   #*Shutterfly, Inc. ...............................................        110,311         4,596,659
     Sinclair Broadcast Group, Inc. Class A .........................        244,528         2,342,578
   #*Skechers U.S.A., Inc. Class A ..................................         83,331         1,188,300
     Skyline Corp. ..................................................         74,594           504,255
    *Smith & Wesson Holding Corp. ...................................        335,296           992,476
     Sonesta International Hotels Corp. Class A .....................         26,445           610,880
    #Sonic Automotive, Inc. Class A .................................        295,253         4,331,362
    *Sonic Corp. ....................................................        358,115         2,653,632
    *Spanish Broadcasting System, Inc. Class A ......................         36,748            36,748
     Spartan Motors, Inc. ...........................................        151,875           744,188
   #*Spectrum Group International, Inc. .............................        278,633           821,967
    #Speedway Motorsports, Inc. .....................................        147,687         1,919,931

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Sport Chalet, Inc. Class A .....................................        108,430   $       194,090
    *Sport Chalet, Inc. Class B .....................................         15,525            36,406
    *Sport-Haley, Inc. ..............................................          1,522             1,294
    *Sports Club Co., Inc. (The) ....................................        125,584            86,653
     Stage Stores, Inc. .............................................        335,469         5,243,380
     Standard Motor Products, Inc. ..................................        176,598         2,746,099
    *Standard Pacific Corp. .........................................          4,757            14,461
    *Stanley Furniture Co., Inc. ....................................         43,669           134,937
    *Star Buffet, Inc. ..............................................         10,328             3,202
   #*Stein Mart, Inc. ...............................................        262,696         1,904,546
    *Steiner Leisure, Ltd. ..........................................         77,085         3,713,955
    *Steinway Musical Instruments, Inc. .............................         90,521         2,281,129
    #Stewart Enterprises, Inc. Class A ..............................        472,565         3,043,319
    *Stoneridge, Inc. ...............................................        220,535         1,735,610
     Strattec Security Corp. ........................................         30,152           693,496
    #Sturm Ruger & Co., Inc. ........................................        189,301         5,739,606
     Superior Industries International, Inc. ........................        242,921         4,443,025
    *Syms Corp. .....................................................        143,600         1,121,516
    *Systemax, Inc. .................................................        342,869         5,187,608
   #*Talbots, Inc. ..................................................         37,754            99,293
    *Tandy Brands Accessories, Inc. .................................         60,077            62,180
    *Tandy Leather Factory, Inc. ....................................          7,467            37,335
    *Town Sports International Holdings, Inc. .......................        188,124         1,632,916
    *Trans World Entertainment Corp. ................................        218,126           434,071
    *True Religion Apparel, Inc. ....................................        210,027         7,124,116
    *Tuesday Morning Corp. ..........................................        376,049         1,361,297
    *Unifi, Inc. ....................................................        163,468         1,266,877
   #*Universal Electronics, Inc. ....................................        139,890         2,600,555
   #*Universal Technical Institute, Inc. ............................        224,065         3,199,648
   #*US Auto Parts Network, Inc. ....................................         62,898           352,229
   #*Valassis Communications, Inc. ..................................         30,570           597,032
    #Value Line, Inc. ...............................................         80,059         1,009,544
    *Valuevision Media, Inc. Class A ................................        366,310         1,201,497
   #*Vitacost.com, Inc. .............................................         38,918           238,567
   #*Vitamin Shoppe, Inc. ...........................................          8,878           334,789
    *Waxman Industries, Inc. ........................................            975             2,438
    *Wells-Gardner Electronics Corp. ................................        104,895           253,846
    *West Marine, Inc. ..............................................        178,586         1,623,347
   #*Westwood One, Inc. Class A .....................................            279             1,219
    *Wet Seal, Inc. Class A (The) ...................................        661,158         2,770,252
    #Weyco Group, Inc. ..............................................        115,036         2,726,353
     Williams Controls, Inc. ........................................         18,916           209,968
     Winmark Corp. ..................................................         54,688         2,714,165
   #*Winnebago Industries, Inc. .....................................        127,197         1,035,384
   #*WisdomTree Investments, Inc. ...................................          6,700            49,982
    #World Wrestling Entertainment, Inc. ............................         43,806           460,401
   #*Xanadoo Co. ....................................................            566           290,075
   #*Zale Corp. .....................................................        249,656           921,231
   #*Zumiez, Inc. ...................................................        218,727         4,976,039
                                                                                       ---------------
Total Consumer Discretionary ........................................                      538,068,628
                                                                                       ---------------
Consumer Staples -- (4.4%)
    #Alico, Inc. ....................................................         69,000         1,571,130
    *Alliance One International, Inc. ...............................        873,724         2,332,843
     Andersons, Inc. (The) ..........................................        164,550         6,075,186
    #Arden Group, Inc. Class A ......................................         15,546         1,410,178
    #B&G Foods, Inc. ................................................        266,878         5,663,151
   #*Boston Beer Co., Inc. Class A ..................................         39,795         3,521,062
     Bridgford Foods Corp. ..........................................         72,953           641,257
   .*Cagle's, Inc. Class A ..........................................         88,600           349,970
   #*Calavo Growers, Inc. ...........................................        144,754         3,267,098

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    #Cal-Maine Foods, Inc. ..........................................        207,119   $     6,901,205
     CCA Industries, Inc. ...........................................         35,363           177,522
    *Central Garden & Pet Co. .......................................         78,891           682,407
   #*Central Garden & Pet Co. Class A ...............................        322,975         2,838,950
    *Chiquita Brands International, Inc. ............................        340,172         3,020,727
     Coca-Cola Bottling Co. .........................................         72,353         4,060,450
    #Coffee Holding Co., Inc. .......................................         14,908           155,640
    *Craft Brewers Alliance, Inc. ...................................         79,941           523,614
    *Crystal Rock Holdings, Inc. ....................................            167               125
   #*Darling International, Inc. ....................................        576,631         8,084,367
    *Dole Food Co., Inc. ............................................          4,338            45,896
    *Elizabeth Arden, Inc. ..........................................        261,981         8,980,709
    #Farmer Brothers Co. ............................................         86,805           507,809
    *Glacier Water Services, Inc. ...................................         24,500           723,852
    *Golden Enterprises, Inc. .......................................         99,219           366,118
   #*Great Atlantic & Pacific Tea Co., Inc. (The) ...................        154,780            26,313
    *Griffin Land & Nurseries, Inc. .................................         48,979         1,313,617
   #*Harbinger Group, Inc. ..........................................        122,442           629,352
   #*Heckmann Corp. .................................................        673,846         4,036,338
    *IGI Labratories, Inc. ..........................................         30,339            32,766
    #Imperial Sugar Co. .............................................         99,719           675,098
     Ingles Markets, Inc. Class A ...................................        103,037         1,555,859
    #Inter Parfums, Inc. ............................................        251,933         4,645,645
    #J & J Snack Foods Corp. ........................................        180,997         9,334,015
    *John B. Sanfilippo & Son, Inc. .................................         73,994           636,348
   #*Lifeway Foods, Inc. ............................................        157,861         1,663,855
    *Mannatech, Inc. ................................................         47,776            29,143
   #*Medifast, Inc. .................................................         83,428         1,371,556
     MGP Ingredients, Inc. ..........................................        109,514           718,412
     Nash-Finch Co. .................................................        126,091         3,318,715
    *National Beverage Corp. ........................................        400,229         6,771,875
    *Natural Alternatives International, Inc. .......................         70,731           431,459
    *Nature's Sunshine Products, Inc. ...............................        153,100         2,657,816
    *Nutraceutical International Corp. ..............................         59,757           824,647
    #Oil-Dri Corp. of America .......................................         58,075         1,164,404
    *Omega Protein Corp. ............................................        144,310         1,562,877
     Orchids Paper Products Co. .....................................         52,280           610,630
    *Overhill Farms, Inc. ...........................................         87,218           337,534
    *Pantry, Inc. ...................................................        106,662         1,508,201
    *Parlux Fragrances, Inc. ........................................        229,293           770,424
   #*PC Group, Inc. .................................................          8,161               241
    *Physicians Formula Holdings, Inc. ..............................        105,295           324,309
   #*Pizza Inn Holdings, Inc. .......................................         39,700           174,680
    *Prestige Brands Holdings, Inc. .................................        272,601         2,884,119
    #PriceSmart, Inc. ...............................................        271,252        20,626,002
   #*Reddy Ice Holdings, Inc. .......................................         69,966            77,662
     Reliv' International, Inc. .....................................        102,054           152,060
   #*Revlon, Inc. ...................................................        116,358         1,713,953
    #Rocky Mountain Chocolate Factory, Inc. .........................         71,953           618,076
    #Sanderson Farms, Inc. ..........................................         62,513         3,094,394
    *Scheid Vineyards, Inc. .........................................          2,900            28,000
    *Schiff Nutrition International, Inc. ...........................        115,095         1,406,461
     Scope Industries ...............................................          8,083         2,465,315
    *Seneca Foods Corp. Class A .....................................         31,692           667,117
    *Seneca Foods Corp. Class B .....................................         11,039           226,410
    *Smart Balance, Inc. ............................................        306,297         2,006,245
     Snyders-Lance, Inc. ............................................         78,438         1,664,454
     Spartan Stores, Inc. ...........................................        215,127         3,682,974
   #*Star Scientific, Inc. ..........................................        322,412           934,995
     Stephan Co. (The) ..............................................         33,500            77,385
    *Susser Holdings Corp. ..........................................         85,333         1,873,913

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    *Tofutti Brands, Inc. ...........................................         53,404   $       115,887
     United-Guardian, Inc. ..........................................         40,096           600,237
    #Universal Corp. ................................................         56,931         2,437,785
   #*USANA Health Sciences, Inc. ....................................        155,615         5,384,279
    #Village Super Market, Inc. .....................................         69,464         1,969,999
    #WD-40 Co. ......................................................        165,082         7,266,910
   #*Winn-Dixie Stores, Inc. ........................................        413,584         2,622,123
                                                                                       ---------------
Total Consumer Staples ..............................................                      173,624,150
                                                                                       ---------------
Energy -- (3.5%)
   #*Abraxas Petroleum Corp. ........................................        486,100         1,895,790
    *Adams Resources & Energy, Inc. .................................         38,954           923,210
     Alon USA Energy, Inc. ..........................................        104,944           797,574
   #*Approach Resources, Inc. .......................................        175,138         4,275,119
   #*ATP Oil & Gas Corp. ............................................         40,900           431,495
    *Barnwell Industries, Inc. ......................................         68,834           234,724
    *Basic Energy Services, Inc. ....................................        220,586         4,045,547
    *BioFuel Energy Corp. ...........................................         83,578            41,789
    *Bolt Technology Corp. ..........................................         76,583           771,957
   #*BPZ Resources, Inc. ............................................        514,195         1,537,443
    *Cal Dive International, Inc. ...................................        124,610           279,126
    *Callon Petroleum Co. ...........................................        252,813         1,190,749
   #*Carrizo Oil & Gas, Inc. ........................................         40,219         1,093,957
   #*Cheniere Energy, Inc. ..........................................        122,970         1,409,236
   #*Clayton Williams Energy, Inc. ..................................        110,880         7,244,899
   #*Clean Energy Fuels Corp. .......................................        297,500         3,516,450
   #*Comstock Resources, Inc. .......................................          9,820           179,117
   #*Contango Oil & Gas Co. .........................................         62,678         4,032,703
    *CREDO Petroleum Corp. ..........................................         19,021           183,553
    *Crimson Exploration, Inc. ......................................         59,987           178,761
    #Crosstex Energy, Inc. ..........................................        460,604         6,001,670
    *CVR Energy, Inc. ...............................................         38,751           959,475
   #*Dawson Geophysical Co. .........................................         67,573         1,952,860
     Delek US Holdings, Inc. ........................................        198,310         2,871,529
    #DHT Holdings, Inc. .............................................        197,642           316,227
    *Double Eagle Petroleum Co. .....................................         59,847           531,441
   #*Endeavour International Corp. ..................................         82,452           765,155
    *Energy Partners, Ltd. ..........................................        130,125         1,865,992
    *ENGlobal Corp. .................................................        238,498           622,480
    *Evolution Petroleum Corp. ......................................         33,161           229,143
    *FieldPoint Petroleum Corp. .....................................         47,214           123,229
   #*FX Energy, Inc. ................................................        319,779         1,893,092
    *Gasco Energy, Inc. .............................................          3,713               756
   #*General Maritime Corp. .........................................        179,051            46,553
   #*Geokinetics, Inc. ..............................................         53,305           174,307
   #*GeoMet, Inc. ...................................................         37,900            40,174
    *GeoPetro Resources Co. .........................................            123                37
   #*GeoResources, Inc. .............................................        148,428         3,939,279
   #*Global Industries, Ltd. ........................................        329,681         2,620,964
   #*GMX Resources, Inc. ............................................        248,324           620,810
   #*Goodrich Petroleum Corp. .......................................          7,330           116,180
   #*Green Plains Renewable Energy, Inc. ............................        177,065         1,852,100
    *GreenHunter Energy, Inc. .......................................          1,454               985
     Gulf Island Fabrication, Inc. ..................................        111,597         3,107,976
    *Gulfmark Offshore, Inc. Class A ................................         64,347         2,676,192
   #*Harvest Natural Resources, Inc. ................................        296,613         3,164,861
   #*Hercules Offshore, Inc. ........................................        691,727         2,621,645
    *HKN, Inc. ......................................................         45,302            97,852
   #*Hornbeck Offshore Services, Inc. ...............................        144,598         4,748,598
    #Houston American Energy Corp. ..................................        165,615         2,593,531
   #*ION Geophysical Corp. ..........................................         49,844           379,811

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
   #*James River Coal Co. ...........................................        157,928   $     1,634,555
   #*Lucas Energy, Inc. .............................................         76,308           130,487
    *Matrix Service Co. .............................................        208,057         2,209,565
    *Mexco Energy Corp. .............................................          7,388            50,460
    *Mitcham Industries, Inc. .......................................         68,130           993,335
    *Natural Gas Services Group, Inc. ...............................         56,069           771,509
   #*New Concept Energy, Inc. .......................................          5,365            12,447
    *Newpark Resources, Inc. ........................................        798,676         7,132,177
    *OYO Geospace Corp. .............................................         41,230         3,239,853
   #*Pacific Ethanol, Inc. ..........................................            457               210
    #Panhandle Oil & Gas, Inc. ......................................         55,388         1,845,528
    *Parker Drilling Co. ............................................        653,623         3,614,535
    #Penn Virginia Corp. ............................................         13,966            85,053
   #*Petroleum Development Corp. ....................................        129,177         3,372,811
   #*PetroQuest Energy, Inc. ........................................        414,022         3,018,220
    *PHI, Inc. Non-Voting ...........................................        114,859         2,534,938
    *PHI, Inc. Voting ...............................................          9,745           205,376
    *Pioneer Drilling Co. ...........................................        283,454         2,803,360
    *PostRock Energy Corp. ..........................................         24,812           109,173
    *Pyramid Oil Co. ................................................         20,799            75,084
    *Rentech, Inc. ..................................................         10,420            16,776
    *REX American Resources Corp. ...................................        150,635         2,747,582
   #*Rex Energy Corp. ...............................................        239,989         3,715,030
   #*Royale Energy, Inc. ............................................         45,629           141,906
    *SemGroup Corp. Class A .........................................            599            16,760
   #*Syntroleum Corp. ...............................................        445,746           374,427
   #*Tesco Corp. ....................................................         34,978           541,110
    *Tetra Technologies, Inc. .......................................        422,523         4,013,968
    *TGC Industries, Inc. ...........................................         81,579           455,211
   #*Toreador Resources Corp. .......................................         59,162           192,276
   #*Triangle Petroleum Corp. .......................................            152               857
   #*Tri-Valley Corp. ...............................................         69,236            12,324
    *Union Drilling, Inc. ...........................................        136,545         1,022,722
   #*Uranium Energy Corp. ...........................................        171,675           576,828
   #*USEC, Inc. .....................................................        548,039         1,150,882
    *VAALCO Energy, Inc. ............................................        495,364         3,373,429
    *Venoco, Inc. ...................................................         20,319           197,907
   #*Verenium Corp. .................................................          2,570             6,476
   #*Voyager Oil & Gas, Inc. ........................................         73,707           203,431
    #W&T Offshore, Inc. .............................................        105,379         2,074,913
    *Warren Resources, Inc. .........................................        353,754         1,107,250
   #*Westmoreland Coal Co. ..........................................         22,186           244,268
    *Willbros Group, Inc. ...........................................        195,359           994,377
   #*Zion Oil & Gas, Inc. ...........................................          5,765            16,776
                                                                                       ---------------
Total Energy ........................................................                      138,234,265
                                                                                       ---------------
Financials -- (12.4%)
    *1st Constitution Bancorp. ......................................         14,791           101,023
     1st Source Corp. ...............................................        195,160         4,691,646
    *1st United Bancorp, Inc. .......................................         19,681           101,948
    *21st Century Holding Co. .......................................         74,334           181,375
    *Access National Corp. ..........................................         59,259           485,924
    #Advance America Cash Advance Centers, Inc. .....................        434,455         3,662,456
    *Affirmative Insurance Holdings, Inc. ...........................         41,899            59,497
     Alliance Bancorp, Inc. of Pennsylvania .........................         13,199           128,294
    #Alliance Financial Corp. .......................................         32,610         1,004,062
    *Altisource Portfolio Solutions SA ..............................        103,898         4,181,895
     Ameriana Bancorp. ..............................................         20,650            76,612
    #American Equity Investment Life Holding Co. ....................        479,397         5,196,663
    *American Independence Corp. ....................................         18,018            84,595
     American National Bankshares, Inc. .............................         54,265         1,015,841

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *American River Bankshares ......................................         17,421   $        86,757
    *American Safety Insurance Holdings, Ltd. .......................         46,160           942,126
    *American Spectrum Realty, Inc. .................................         12,442           145,945
    *AmericanWest Bancorp. ..........................................          7,121                96
    *Ameris Bancorp. ................................................        124,177         1,247,979
    *AMERISAFE, Inc. ................................................        129,813         2,797,470
    *AmeriServe Financial, Inc. .....................................        189,054           368,655
    #AmTrust Financial Services, Inc. ...............................        154,458         3,920,144
   #*Anchor Bancorp Wisconsin, Inc. .................................         10,919             5,573
   #*Ante5, Inc. ....................................................         73,707            66,336
     Argo Group International Holdings, Ltd. ........................          9,774           295,077
    #Arrow Financial Corp. ..........................................        116,076         2,709,214
    #Artio Global Investors, Inc. ...................................         28,430           208,108
     ASB Financial Corp. ............................................          4,400            61,600
   #*Asset Acceptance Capital Corp. .................................        288,037           864,111
     Asta Funding, Inc. .............................................         16,992           136,956
     Atlantic American Corp. ........................................          1,291             2,363
    *Atlantic Coast Financial Corp. .................................            738             1,033
     Auburn National Bancorporation, Inc. ...........................         10,619           205,371
    *Avatar Holdings, Inc. ..........................................         80,007           760,067
     Baldwin & Lyons, Inc. Class A ..................................          3,548            84,726
     Baldwin & Lyons, Inc. Class B ..................................         91,616         2,109,916
    #BancFirst Corp. ................................................        120,781         4,674,225
    #Bancorp of New Jersey, Inc. ....................................            134             1,211
     Bancorp Rhode Island, Inc. .....................................         35,471         1,546,536
    *Bancorp, Inc. ..................................................        128,980         1,036,999
   #*BancTrust Financial Group, Inc. ................................         32,799            53,462
     Bank Mutual Corp. ..............................................        160,097           533,123
     Bank of Commerce Holdings ......................................         19,304            66,599
     Bank of Kentucky Financial Corp. ...............................         13,867           299,527
    *Bank of the Carolinas Corp. ....................................          2,861             1,388
    #Bank of the Ozarks, Inc. .......................................        312,184         7,764,016
   #*BankAtlantic Bancorp, Inc. Class A .............................         44,292           104,972
     BankFinancial Corp. ............................................        212,076         1,696,608
     Banner Corp. ...................................................         47,740           838,792
     Bar Harbor Bankshares ..........................................         27,028           770,568
     BCB Bancorp, Inc. ..............................................         54,608           532,428
    *BCSB Bancorp, Inc. .............................................         10,495           121,742
     Beacon Federal Bancorp, Inc. ...................................          7,538           105,532
   #*Beneficial Mutual Bancorp, Inc. ................................         49,293           404,696
    *Berkshire Bancorp, Inc. ........................................         10,471            69,318
    #Berkshire Hills Bancorp, Inc. ..................................        130,362         2,609,847
   #*BFC Financial Corp. ............................................         75,991            22,797
    *BNCCORP, Inc. ..................................................         12,585            37,755
    *BofI Holding, Inc. .............................................         46,780           715,734
    #Boston Private Financial Holdings, Inc. ........................        582,065         4,412,053
    #Bridge Bancorp, Inc. ...........................................         23,244           447,447
    *Bridge Capital Holdings ........................................         17,989           198,419
     Brookline Bancorp, Inc. ........................................        551,905         4,613,926
    *Brooklyn Federal Bancorp, Inc. .................................         37,150            28,977
    *Brunswick Bancorp. .............................................            120               742
     Bryn Mawr Bank Corp. ...........................................        101,046         1,855,205
     C&F Financial Corp. ............................................          5,280           123,024
     Calamos Asset Management, Inc. Class A .........................        103,495         1,292,653
     California First National Bancorp. .............................         81,133         1,352,487
    *Camco Financial Corp. ..........................................         26,162            31,394
     Camden National Corp. ..........................................         77,363         2,296,134
   #*Cape Bancorp, Inc. .............................................          4,774            36,282
    *Capital Bank Corp. .............................................         18,602            39,064
    #Capital City Bank Group, Inc. ..................................        150,073         1,529,244
     Capital Properties, Inc. Class A ...............................          5,522            46,771

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    .Capital Properties, Inc. Class B ...............................          5,522   $            --
    #Capital Southwest Corp. ........................................         12,644         1,112,798
   #*Capitol Bancorp, Ltd. ..........................................         12,185               816
     Cardinal Financial Corp. .......................................        231,494         2,486,246
    *Carolina Bank Holdings, Inc. ...................................          4,335            11,444
     Carrollton Bancorp. ............................................          1,890             5,216
   #*Carver Bancorp, Inc. ...........................................          2,706             1,082
    #Center Bancorp, Inc. ...........................................        144,104         1,337,285
    *Center Financial Corp. .........................................        161,133         1,058,644
    #Centerstate Banks, Inc. ........................................         35,960           204,253
     Central Bancorp, Inc. ..........................................         10,265           188,979
    *Central Pacific Financial Corp. ................................         18,320           223,321
   #*Central Virginia Bankshares, Inc. ..............................          5,733             5,045
    #Century Bancorp, Inc. Class A ..................................         18,900           511,623
     CFS Bancorp, Inc. ..............................................        101,373           494,700
    #Charter Financial Corp. ........................................            750             7,028
     Chemical Financial Corp. .......................................        235,414         4,738,884
    *Chicopee Bancorp, Inc. .........................................         26,112           363,218
    *Citizens Community Bancorp, Inc. ...............................          4,432            22,692
    *Citizens First Bancorp, Inc. ...................................         62,120               311
    *Citizens First Corp. ...........................................          1,300             8,021
     Citizens Holding Co. ...........................................          8,902           159,123
    *Citizens Republic Bancorp, Inc. ................................         98,966           891,684
     Citizens South Banking Corp. ...................................         61,448           251,937
   #*Citizens, Inc. .................................................        387,783         3,040,219
    #City Holding Co. ...............................................        162,791         5,349,312
     CKX Lands, Inc. ................................................         14,943           183,052
    #Clifton Savings Bancorp, Inc. ..................................         53,829           547,979
    #CNB Financial Corp. ............................................         51,711           740,502
    #CoBiz Financial, Inc. ..........................................        166,082           880,235
     Codorus Valley Bancorp, Inc. ...................................          9,888            88,498
    *Colonial Financial Services, Inc. ..............................          7,612            93,437
   #*Colony Bankcorp, Inc. ..........................................         37,943            88,028
     Columbia Banking System, Inc. ..................................        200,690         3,827,158
     Commercial National Financial Corp. ............................          6,574           141,275
   #*Commonwealth Bankshares, Inc. ..................................         16,421                82
    #Community Bank System, Inc. ....................................        231,535         5,918,035
    *Community Capital Corp. ........................................          3,782            10,211
     Community Trust Bancorp, Inc. ..................................        139,259         3,945,207
    *Community West Bancshares ......................................         12,713            30,511
   #*CompuCredit Holdings Corp. .....................................        221,446           690,912
   #*Consolidated-Tokoma Land Co. ...................................         53,151         1,591,872
    *Consumer Portfolio Services, Inc. ..............................          3,677             3,585
   #*Cowen Group, Inc. ..............................................        193,455           526,198
     Crawford & Co. Class A .........................................        284,141         1,343,987
    #Crawford & Co. Class B .........................................        146,420         1,041,046
    *Crescent Financial Corp. .......................................         17,569            74,317
    #CVB Financial Corp. ............................................        261,658         2,540,699
   #*Dearborn Bancorp, Inc. .........................................         21,086            13,600
   #*DFC Global Corp. ...............................................        244,180         5,352,426
    *Diamond Hill Investment Group, Inc. ............................            401            30,187
    #Dime Community Bancshares, Inc. ................................        344,890         4,111,089
     Donegal Group, Inc. Class A ....................................        169,997         2,128,362
     Donegal Group, Inc. Class B ....................................         34,951           584,381
    *Doral Financial Corp. ..........................................         14,200            17,040
    #Duff & Phelps Corp. ............................................        106,509         1,351,599
     Eagle Bancorp Montana, Inc. ....................................            578             5,936
     Eastern Insurance Holdings, Inc. ...............................         22,882           302,958
     Eastern Virginia Bankshares, Inc. ..............................          6,591            12,523
     ECB Bancorp, Inc. ..............................................          4,170            46,537
    #Edelman Financial Group, Inc. ..................................        124,700           865,418

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
   #*eHealth, Inc. ..................................................        126,250   $     1,874,812
    #EMC Insurance Group, Inc. ......................................        116,309         2,261,047
    #Employers Holdings, Inc. .......................................        202,239         3,280,317
    *Encore Bancshares, Inc. ........................................         20,568           241,880
   #*Encore Capital Group, Inc. .....................................        207,755         5,628,083
   #*Enterprise Bancorp, Inc. .......................................         31,026           446,774
     Enterprise Financial Services Corp. ............................         52,789           814,534
    #Epoch Holding Corp. ............................................         96,331         1,984,419
     ESB Financial Corp. ............................................        134,362         1,860,914
     ESSA Bancorp, Inc. .............................................         63,266           698,457
    #Evans Bancorp, Inc. ............................................         11,267           135,993
     Evercore Partners, Inc. Class A ................................          7,237           198,583
    *Farmers Capital Bank Corp. .....................................         23,827            97,691
    #FBL Financial Group, Inc. Class A ..............................        289,468         9,451,130
     Federal Agricultural Mortgage Corp. Class A ....................          4,200            56,532
     Federal Agricultural Mortgage Corp. Class C ....................         79,431         1,602,918
     Fidelity Bancorp, Inc. .........................................          6,155            50,963
    #Fidelity Southern Corp. ........................................         82,868           546,929
     Financial Institutions, Inc. ...................................         65,558         1,073,840
    *First Acceptance Corp. .........................................         45,747            61,301
     First Advantage Bancorp. .......................................          9,289           116,763
    #First Bancorp. .................................................        143,484         1,819,377
     .First Bancorp of Indiana, Inc. ................................          1,400            13,307
   #*First Bancorp, Inc. ............................................         74,352         1,069,925
    *First Bancshares, Inc. .........................................          5,228            26,898
     First Bancshares, Inc. (The) ...................................          4,544            36,352
     First Bank of Delaware .........................................         50,014            89,025
    #First Busey Corp. ..............................................        402,932         2,054,953
     First Business Financial Services, Inc. ........................          6,208            99,825
    *First California Financial Group, Inc. .........................          8,487            27,752
   #*First Cash Financial Services, Inc. ............................        268,598        11,146,817
     First Commonwealth Financial Corp. .............................        400,841         1,847,877
     First Community Bancshares, Inc. ...............................        109,669         1,317,125
    *First Defiance Financial Corp. .................................         68,992           980,376
   #*First Federal Bancshares of Arkansas, Inc. .....................         41,904           235,081
    *First Federal of Northern Michigan Bancorp, Inc. ...............         13,700            48,635
    #First Financial Bancorp. .......................................         68,640         1,125,696
    #First Financial Bankshares, Inc. ...............................         21,493           682,618
     First Financial Corp. ..........................................        122,228         4,016,412
     First Financial Holdings, Inc. .................................        107,821           803,266
    *First Financial Northwest, Inc. ................................         42,743           236,796
    *First Financial Service Corp. ..................................         18,814            27,468
    #First Interstate Bancsystem, Inc. ..............................          5,146            65,045
    *First Investors Financial Services Group, Inc. .................         43,200           394,200
     First M&F Corp. ................................................         21,987            69,479
   #*First Marblehead Corp. (The) ...................................         49,478            47,499
   #*First Mariner Bancorp, Inc. ....................................         23,940             3,830
     First Merchants Corp. ..........................................        171,164         1,379,582
     First Midwest Bancorp, Inc. ....................................        129,466         1,166,489
     First Pactrust Bancorp, Inc. ...................................         22,987           289,176
    *First Place Financial Corp. ....................................        156,747           131,730
    *First Regional Bancorp. ........................................          2,345                 6
    *First Security Group, Inc. .....................................          1,962             5,886
    *First South Bancorp, Inc. ......................................         59,381           237,524
    #First United Corp. .............................................         31,308           116,466
     First West Virginia Bancorp, Inc. ..............................          1,081            16,156
     Firstbank Corp. ................................................         35,127           177,040
    *FirstCity Financial Corp. ......................................         90,800           578,396
    *Flagstar Bancorp, Inc. .........................................         29,880            22,709
     Flagstone Reinsurance Holdings SA ..............................         29,034           246,499
     Flushing Financial Corp. .......................................        200,634         2,459,773

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
   #*FNB United Corp. ...............................................         21,590   $         4,944
   #*Forestar Group, Inc. ...........................................        157,316         2,045,108
     Fox Chase Bancorp, Inc. ........................................         58,946           746,256
    #German American Bancorp, Inc. ..................................         62,478         1,085,243
    #GFI Group, Inc. ................................................        450,674         1,946,912
    #Glacier Bancorp, Inc. ..........................................        157,219         1,784,436
    *Gleacher & Co., Inc. ...........................................        193,688           247,921
    *Global Indemnity P.L.C .........................................         51,086         1,031,426
     Gouverneur Bancorp, Inc. .......................................          4,366            30,780
    #Great Southern Bancorp, Inc. ...................................         80,547         1,602,080
    *Greene Bancshares, Inc. ........................................         99,241           136,953
    *Greenlight Capital Re, Ltd. Class A ............................        117,848         2,655,115
   #*Grubb & Ellis Co. ..............................................          2,288             1,030
    *Guaranty Bancorp. ..............................................        220,959           293,875
    *Guaranty Federal Bancshares, Inc. ..............................         17,335            98,983
    *Hallmark Financial Services, Inc. ..............................        104,959           814,482
    #Hampden Bancorp, Inc. ..........................................          3,233            40,574
   #*Hampton Roads Bankshares, Inc. .................................          2,939            12,902
    *Hanmi Financial Corp. ..........................................         12,200            12,200
     Harleysville Group, Inc. .......................................          9,290           545,880
    *Harleysville Savings Financial Corp. ...........................          8,304           121,654
    *Harris & Harris Group, Inc. ....................................        148,958           585,405
     Hawthorn Bancshares, Inc. ......................................          5,508            32,277
    #Heartland Financial USA, Inc. ..................................        134,420         2,100,985
    *Heritage Commerce Corp. ........................................         85,954           415,158
    #Heritage Financial Corp. .......................................         67,905           856,282
     Heritage Financial Group, Inc. .................................         14,733           155,728
     HF Financial Corp. .............................................         34,791           322,860
    *HFF, Inc. ......................................................        141,652         1,558,172
    *Hilltop Holdings, Inc. .........................................        317,652         2,503,098
    *Hingham Institution for Savings ................................         14,511           695,948
   #*HMN Financial, Inc. ............................................         37,346            69,464
    *Home Bancorp, Inc. .............................................            175             2,572
    #Home Bancshares, Inc. ..........................................        147,784         3,465,535
     Home Federal Bancorp, Inc. .....................................         62,740           630,537
     Homeowners Choice, Inc. ........................................         18,962           150,179
     HopFed Bancorp, Inc. ...........................................         18,198           109,734
     Horace Mann Educators Corp. ....................................        424,387         5,708,005
     Horizon Bancorp. ...............................................         11,260           285,666
   #*Horizon Financial Corp. ........................................        117,723               594
     Hudson Valley Holding Corp. ....................................         10,531           228,733
    *ICG Group, Inc. ................................................        347,444         3,748,921
     Independence Holding Co. .......................................         62,917           521,582
    #Independent Bank Corp. (453836108) .............................        153,546         3,979,912
   #*Independent Bank Corp. (453838609) .............................         34,130            58,704
     Indiana Community Bancorp. .....................................         27,278           413,807
     Infinity Property & Casualty Corp. .............................        144,597         8,380,842
     Interactive Brokers Group, Inc. Class A ........................        268,854         4,134,975
    *Intergroup Corp. (The) .........................................          6,500           130,845
    *Intervest Bancshares Corp. .....................................          5,218            14,558
   #*INTL FCStone, Inc. .............................................         84,103         2,038,657
    *Investment Technology Group, Inc. ..............................        152,802         1,743,471
    *Investors Capital Holdings, Ltd. ...............................          4,238            20,660
    *Investors Title Co. ............................................         21,301           770,457
    *Jacksonville Bancorp, Inc. .....................................          5,187            22,097
    *Jefferson Bancshares, Inc. .....................................          5,911            17,142
    #JMP Group, Inc. ................................................         74,320           551,454
     Kaiser Federal Financial Group, Inc. ...........................         20,145           236,905
     Kearny Financial Corp. .........................................         20,988           204,213
    #Kennedy-Wilson Holdings, Inc. ..................................        291,318         3,618,170
    *Kent Financial Services, Inc. ..................................         45,480            64,809

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Kentucky First Federal Bancorp. ................................         38,012   $       234,534
     Lake Shore Bancorp, Inc. .......................................          2,240            21,526
     Lakeland Bancorp, Inc. .........................................        119,631         1,111,372
    #Lakeland Financial Corp. .......................................         90,888         2,171,314
     Landmark Bancorp, Inc. .........................................         12,193           191,979
    #Life Partners Holdings, Inc. ...................................        108,784           747,346
     LNB Bancorp, Inc. ..............................................         58,795           263,990
    *Louisiana Bancorp, Inc. ........................................          1,099            17,738
    *LSB Financial Corp. ............................................          2,914            42,253
   #*Macatawa Bank Corp. ............................................        202,023           539,401
    *Magyar Bancorp, Inc. ...........................................         15,818            46,663
     Maiden Holdings, Ltd. ..........................................        132,390         1,078,979
     MainSource Financial Group, Inc. ...............................        135,170         1,267,895
     Malvern Federal Bancorp, Inc. ..................................          6,050            36,149
    #MarketAxess Holdings, Inc. .....................................        157,864         4,614,365
    *Marlin Business Services Corp. .................................         58,380           688,300
    *Maui Land & Pineapple Co., Inc. ................................         50,770           222,880
    *Maxco, Inc. ....................................................         18,800             5,828
     Mayflower Bancorp, Inc. ........................................          3,750            30,938
   #*Mays (J.W.), Inc. ..............................................          2,700            41,769
     MB Financial, Inc. .............................................         40,109           664,606
   #*MBT Financial Corp. ............................................          1,363             1,745
     MCG Capital Corp. ..............................................        595,336         2,762,359
     Meadowbrook Insurance Group, Inc. ..............................        461,345         4,779,534
     Medallion Financial Corp. ......................................        159,347         1,896,229
   #*Mercantile Bancorp, Inc. .......................................         12,892             6,446
   #*Mercantile Bank Corp. ..........................................          4,484            40,939
    #Merchants Bancshares, Inc. .....................................         62,187         1,770,464
    *Meridian Interstate Bancorp, Inc. ..............................         47,735           621,987
     Meta Financial Group, Inc. .....................................         25,650           388,598
    *Metro Bancorp, Inc. ............................................        126,758         1,048,289
    *MetroCorp Bancshares, Inc. .....................................         65,815           413,318
     MicroFinancial, Inc. ...........................................         73,376           414,574
     Mid Penn Bancorp, Inc. .........................................          7,759            58,192
     MidSouth Bancorp, Inc. .........................................         51,871           712,189
     MidWestOne Financial Group, Inc. ...............................          4,364            62,405
     MSB Financial Corp. ............................................          2,696            12,793
     MutualFirst Financial, Inc. ....................................         39,230           293,048
    *Nara Bancorp, Inc. .............................................        190,648         1,616,695
   #*National Financial Partners Corp. ..............................        222,518         3,041,821
    #National Interstate Corp. ......................................         53,192         1,414,907
    #National Penn Bancshares, Inc. .................................        155,415         1,212,237
     National Security Group, Inc. ..................................         12,602           133,266
     National Western Life Insurance Co. Class A ....................         10,288         1,479,106
     Naugatuck Valley Financial Corp. ...............................          7,309            55,548
    *Navigators Group, Inc. (The) ...................................         69,287         3,160,873
    #NBT Bancorp, Inc. ..............................................        158,956         3,420,733
     Nelnet, Inc. Class A ...........................................         18,874           405,414
    *New Century Bancorp, Inc. ......................................          9,127            25,464
     New England Bancshares, Inc. ...................................          5,185            51,902
     New Hampshire Thrift Bancshares, Inc. ..........................         21,740           247,184
    *NewBridge Bancorp. .............................................         37,243           148,972
    *Newport Bancorp, Inc. ..........................................         11,702           145,222
    *NewStar Financial, Inc. ........................................        177,258         1,900,206
    #Nicholas Financial, Inc. .......................................         20,047           227,734
     North Central Bancshares, Inc. .................................         17,500           295,575
    *North Valley Bancorp. ..........................................            523             5,282
     Northeast Bancorp. .............................................          3,920            49,980
     Northeast Community Bancorp, Inc. ..............................         24,952           144,223
    #Northfield Bancorp, Inc. .......................................        120,216         1,660,183
     Northrim Bancorp, Inc. .........................................         44,423           841,816

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Northway Financial, Inc. .......................................          1,025   $        10,096
     Norwood Financial Corp. ........................................          7,286           169,764
    #Ocean Shore Holding Co. ........................................         20,561           215,685
     OceanFirst Financial Corp. .....................................        113,019         1,473,768
     Ohio Valley Banc Corp. .........................................         16,910           293,388
     Old National Bancorp. ..........................................        108,670         1,257,312
   #*Old Second Bancorp, Inc. .......................................        120,505           156,656
    *OmniAmerican Bancorp, Inc. .....................................          3,674            54,192
     Oppenheimer Holdings, Inc. Class A .............................         11,007           193,393
     Oriental Financial Group, Inc. .................................        164,396         1,740,954
     Oritani Financial Corp. ........................................        326,223         4,227,850
     Osage Bancshares, Inc. .........................................          9,097            69,365
   #*Pacific Capital Bancorp. .......................................         19,055           493,334
     Pacific Continental Corp. ......................................         88,366           766,133
    *Pacific Mercantile Bancorp. ....................................          2,647             8,047
    *Pacific Premier Bancorp, Inc. ..................................         34,616           225,696
     PacWest Bancorp. ...............................................        265,783         4,688,412
    *Park Bancorp, Inc. .............................................          3,302             8,272
    #Park National Corp. ............................................         17,307         1,033,401
    *Park Sterling Corp. ............................................          3,815            14,688
     Parkvale Financial Corp. .......................................         49,282         1,060,549
   #*Patriot National Bancorp. ......................................         15,644            28,941
   #*Peapack-Gladstone Financial Corp. ..............................         85,161           861,829
    #Penns Woods Bancorp, Inc. ......................................         36,321         1,334,070
   #*Penson Worldwide, Inc. .........................................         50,885            62,589
     Peoples Bancorp. ...............................................          3,331            55,628
     Peoples Bancorp of North Carolina ..............................         15,956            88,875
     Peoples Bancorp, Inc. ..........................................         95,501         1,263,478
    *Phoenix Cos., Inc. (The) .......................................        968,100         1,442,469
    *PICO Holdings, Inc. ............................................        171,878         3,925,694
     Pinnacle Bancshares, Inc. ......................................          2,000            19,050
   #*Pinnacle Financial Partners, Inc. ..............................        256,635         3,852,091
    *Piper Jaffray Cos., Inc. .......................................          4,037            83,808
  .#*PMI Group, Inc. (The) ..........................................        810,849           252,985
     Porter Bancorp, Inc. ...........................................         27,503            70,408
    *Preferred Bank .................................................          4,337            34,913
    *Premier Financial Bancorp, Inc. ................................         27,910           132,014
     Presidential Life Corp. ........................................        239,371         2,374,560
    *Primus Guaranty, Ltd. ..........................................         23,720           138,525
   #*Princeton National Bancorp, Inc. ...............................         17,628            39,663
   #*Providence Community Bancshares, Inc. ..........................             24                11
     Provident Financial Holdings, Inc. .............................         60,540           555,152
     Provident Financial Services, Inc. .............................         12,492           161,771
     Provident New York Bancorp. ....................................        401,514         2,790,522
     Prudential Bancorp, Inc. of Pennsylvania .......................         26,515           132,840
    *PSB Holdings, Inc. .............................................          1,113             5,281
    #Pulaski Financial Corp. ........................................         85,066           581,851
     Pzena Investment Management, Inc. Class A ......................         18,534            80,252
     QC Holdings, Inc. ..............................................        171,344           558,581
    #QCR Holdings, Inc. .............................................            100               890
   .*Rainier Pacific Financial Group, Inc. ..........................         51,047                --
     Renasant Corp. .................................................        145,232         2,094,245
     Republic Bancorp, Inc. Class A .................................        199,397         4,055,735
    *Republic First Bancorp, Inc. ...................................         74,245           121,019
     Resource America, Inc. Class A .................................        171,132           833,413
    *Riverview Bancorp, Inc. ........................................         96,249           223,298
     Rockville Financial, Inc. ......................................        116,864         1,174,483
   #*Rodman & Renshaw Capital Group, Inc. ...........................        101,523            75,127
    #Roma Financial Corp. ...........................................         84,379           815,945
    *Royal Bancshares of Pennsylvania, Inc. Class A .................         26,270            24,168
    *Rurban Financial Corp. .........................................          2,810             8,711

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    #S&T Bancorp, Inc. ..............................................        208,302   $     3,888,998
    #S.Y. Bancorp, Inc. .............................................        130,785         2,691,555
   #*Safeguard Scientifics, Inc. ....................................        197,266         3,335,768
     Safety Insurance Group, Inc. ...................................         73,217         3,120,509
     Salisbury Bancorp, Inc. ........................................          7,752           178,296
     Sandy Spring Bancorp, Inc. .....................................        100,357         1,707,073
    *Savannah Bancorp, Inc. (The) ...................................         13,286            74,402
     SCBT Financial Corp. ...........................................         77,768         2,296,489
     SeaBright Holdings, Inc. .......................................        166,442         1,195,054
    *Seacoast Banking Corp. of Florida ..............................        114,505           170,612
   #*Security National Financial Corp. Class A ......................          5,606             6,839
     Selective Insurance Group, Inc. ................................          4,800            76,944
     Shore Bancshares, Inc. .........................................         36,541           187,821
     SI Financial Group, Inc. .......................................          7,776            68,818
    *Siebert Financial Corp. ........................................         13,141            19,974
     Sierra Bancorp. ................................................         89,338           977,358
    #Simmons First National Corp. Class A ...........................        137,837         3,578,249
     Somerset Hills Bancorp. ........................................          1,751            13,413
     South Street Financial Corp. ...................................          2,945            16,050
    *Southcoast Financial Corp. .....................................          2,918             4,844
    *Southern Community Financial Corp. .............................         45,616            48,125
    *Southern Connecticut Bancorp, Inc. .............................         15,438            35,971
    *Southern First Bancshares, Inc. ................................         24,906           194,765
     Southern Missouri Bancorp, Inc. ................................          5,848           130,995
    *Southern National Bancorp of Virginia, Inc. ....................          1,014             6,196
     Southside Bancshares, Inc. .....................................        101,729         2,092,566
    *Southwest Bancorp, Inc. ........................................        132,666           623,530
     Southwest Georgia Financial Corp. ..............................         12,047            90,051
     State Auto Financial Corp. .....................................         33,226           441,574
     State Bancorp, Inc. ............................................        106,585         1,260,901
     StellarOne Corp. ...............................................         82,622           990,638
    #Sterling Bancorp. ..............................................        272,969         2,251,994
    #Stewart Information Services Corp. .............................        154,678         1,552,967
    *Stratus Properties, Inc. .......................................         70,975           527,344
   #*Suffolk Bancorp. ...............................................         96,990           825,385
     Summit State Bank ..............................................          1,118             6,445
   #*Sun Bancorp, Inc. ..............................................        237,652           705,826
    *Superior Bancorp. ..............................................          3,626                11
    #Susquehanna Bancshares, Inc. ...................................        351,819         2,554,206
    *Sussex Bancorp. ................................................          5,926            31,171
     SWS Group, Inc. ................................................        265,182         1,461,153
   #*Taylor Capital Group, Inc. .....................................        138,830         1,289,731
     Teche Holding Co. ..............................................         16,949           537,283
    *Tejon Ranch Co. ................................................        219,496         5,704,701
   #*Tennessee Commerce Bancorp, Inc. ...............................          3,068               399
     Territorial Bancorp, Inc. ......................................         27,440           539,196
   #*Texas Capital Bancshares, Inc. .................................        174,898         4,897,144
     TF Financial Corp. .............................................         21,681           420,611
    *Thomas Properties Group, Inc. ..................................        276,889           700,529
    *TIB Financial Corp. ............................................            557             5,823
    *Tidelands Bancshares, Inc. .....................................         11,702             2,048
    *TierOne Corp. ..................................................        163,324               465
    *Timberland Bancorp, Inc. .......................................         70,526           307,493
    #Tompkins Financial Corp. .......................................         88,947         3,507,180
     Tower Bancorp, Inc. ............................................          9,035           232,380
    *Tower Financial Corp. ..........................................          8,021            63,205
    #Tower Group, Inc. ..............................................          8,049           191,003
    #TowneBank ......................................................         87,859         1,094,723
    *Tree.com, Inc. .................................................         25,504           137,722
   .*Trenwick Group, Ltd. ...........................................         12,662                --
    #TriCo Bancshares ...............................................        150,056         2,225,330

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Trustco Bank Corp. .............................................        502,601   $     2,492,901
    *UCBH Holdings, Inc. ............................................        196,446             1,768
     Unico American Corp. ...........................................        113,900         1,346,298
     Union Bankshares, Inc. .........................................         14,617           280,646
     Union First Market Bankshares Corp. ............................        124,559         1,596,846
    *United Bancshares, Inc. ........................................          6,297            50,502
    *United Community Bancorp. ......................................          1,450             8,308
   #*United Community Banks, Inc. ...................................         48,182           356,065
    *United Community Financial Corp. ...............................        271,344           322,899
     United Financial Bancorp, Inc. .................................         82,854         1,337,264
     United Fire & Casualty Co. .....................................        193,049         3,631,252
   #*United Security Bancshares .....................................        100,824           281,300
    *Unity Bancorp, Inc. ............................................         32,785           209,824
     Universal Insurance Holdings, Inc. .............................        187,828           792,634
     Univest Corp. of Pennsylvania ..................................         98,948         1,504,999
     ViewPoint Financial Group ......................................        186,372         2,398,608
    *Virginia Commerce Bancorp, Inc. ................................         91,135           579,619
    *Virtus Investment Partners, Inc. ...............................         52,693         3,288,043
    #VIST Financial Corp. ...........................................         14,344            97,539
     VSB Bancorp, Inc. ..............................................          2,848            28,480
   #*Waccamaw Bankshares, Inc. ......................................         23,125            11,331
    #Washington Banking Co. .........................................         84,848         1,002,903
    #Washington Trust Bancorp, Inc. .................................        132,101         3,101,731
    *Waterstone Financial, Inc. .....................................         29,050            75,240
     Wayne Savings Bancshares, Inc. .................................          3,361            27,980
     WesBanco, Inc. .................................................        243,744         4,840,756
     West Bancorporation, Inc. ......................................         85,432           840,651
    *West Coast Bancorp. ............................................         71,572         1,068,570
   #*Western Alliance Bancorp. ......................................        404,732         2,630,758
     Westfield Financial, Inc. ......................................        137,035           974,319
    #Westwood Holdings Group, Inc. ..................................         68,070         2,494,085
     White River Capital, Inc. ......................................          6,269           120,616
   #*Wilshire Bancorp, Inc. .........................................        261,539           894,463
   #*World Acceptance Corp. .........................................        156,911        10,615,029
    *WSB Holdings, Inc. .............................................         45,558           104,100
   #*WSFS Financial Corp. ...........................................         14,388           571,923
     WVS Financial Corp. ............................................         12,479           115,431
    *Yadkin Valley Financial Corp. ..................................         25,845            54,791
    *ZipRealty, Inc. ................................................        202,492           382,710
                                                                                       ---------------
Total Financials ....................................................                      486,664,872
                                                                                       ---------------
Health Care -- (10.3%)
   #*Abaxis, Inc. ...................................................        112,510         3,157,031
   #*ABIOMED, Inc. ..................................................        239,173         3,601,945
    *Acadia Pharmaceuticals, Inc. ...................................          4,078             5,016
   #*Accelr8 Technology Corp. .......................................         35,412           101,632
   #*Access Pharmaceuticals, Inc. ...................................         15,200            26,904
   #*Accuray, Inc. ..................................................        332,083         1,328,332
   #*Achillion Pharmaceuticals, Inc. ................................         78,113           495,236
   #*Adcare Health Systems, Inc. ....................................         14,002            61,049
    *Addus HomeCare Corp. ...........................................          1,451             5,586
    *Adolor Corp. ...................................................        294,513         1,313,528
   #*ADVENTRX Pharmaceuticals, Inc. .................................         72,538            80,517
    *Affymax, Inc. ..................................................        161,079           856,940
    *Affymetrix, Inc. ...............................................        490,692         2,742,968
   #*Air Methods Corp. ..............................................        115,182         9,309,009
   #*Akorn, Inc. ....................................................        756,663         6,802,400
    *Albany Molecular Research, Inc. ................................        318,199         1,021,419
   #*Alexza Pharmaceuticals, Inc. ...................................        154,400           214,616
   #*Alliance HealthCare Services, Inc. .............................        473,085           525,124
    *Allied Healthcare Products, Inc. ...............................         19,607            70,193

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Allos Therapeutics, Inc. .......................................        651,602   $       957,855
    *Almost Family, Inc. ............................................         41,352           770,801
   #*Alnylam Pharmaceuticals, Inc. ..................................         80,390           652,767
    *Alphatec Holdings, Inc. ........................................        249,814           517,115
   #*AMAG Pharmaceuticals, Inc. .....................................        117,140         1,652,845
   #*Amedisys, Inc. .................................................        111,980         1,470,297
    *American Caresource Holding, Inc. ..............................          6,054             3,209
    *American Dental Partners, Inc. .................................        101,310         1,069,834
    *American Learning Corp. ........................................          2,200             4,290
   #*American Shared Hospital Services ..............................         35,563            92,464
    *Amicus Therapeutics, Inc. ......................................          5,562            18,299
    *AMN Healthcare Services, Inc. ..................................        272,334         1,290,863
    *Amsurg Corp. ...................................................        295,558         7,486,484
    *Anadys Pharmaceuticals, Inc. ...................................        105,594           388,586
    #Analogic Corp. .................................................        126,116         6,820,353
    *Angeion Corp. ..................................................          1,294             6,043
    *AngioDynamics, Inc. ............................................        185,183         2,853,670
    *Anika Therapeutics, Inc. .......................................        112,977           689,160
   #*Anthera Pharmaceuticals, Inc. ..................................            147               939
   #*ARCA Biopharma, Inc. ...........................................         31,479            35,886
   #*Ardea Biosciences, Inc. ........................................          7,310           145,542
   #*Arena Pharmaceuticals, Inc. ....................................        245,247           345,798
   #*Ariad Pharmaceuticals, Inc. ....................................        887,486        10,321,462
   #*Arqule, Inc. ...................................................        331,495         1,925,986
    *Array BioPharma, Inc. ..........................................        474,540         1,143,641
     Arrhythmia Research Technology, Inc. ...........................         26,575            93,013
    *ArthroCare Corp. ...............................................        142,317         4,290,858
    #Assisted Living Concepts, Inc. .................................         93,998         1,335,712
    *Astex Pharmaceuticals, Inc. ....................................        245,543           473,898
    *AtriCure, Inc. .................................................         34,385           383,737
     Atrion Corp. ...................................................         19,961         4,491,225
   #*AVANIR Pharmaceuticals, Inc. ...................................        324,380           969,896
   #*AVEO Pharmaceuticals, Inc. .....................................         50,162           805,602
   #*AVI BioPharma, Inc. ............................................          3,910             3,832
   #*Bioanalytical Systems, Inc. ....................................         30,808            41,591
    *BioClinica, Inc. ...............................................        146,057           652,875
   #*BioCryst Pharmaceuticals, Inc. .................................        368,706         1,131,927
   #*Biodel, Inc. ...................................................        157,030           127,194
   #*BioLase Technology, Inc. .......................................          1,928             7,018
   #*BioMimetic Therapeutics, Inc. ..................................         22,015            71,329
   #*Bio-Reference Labs, Inc. .......................................        194,202         3,891,808
   #*BioSante Pharmaceuticals, Inc. .................................        142,832           378,505
   #*BioScrip, Inc. .................................................        365,762         2,377,453
   #*BioSpecifics Technologies Corp. ................................         27,937           474,929
   #*Biotime, Inc. ..................................................          1,784             8,046
   #*Bovie Medical Corp. ............................................        158,699           412,617
   #*BSD Medical Corp. ..............................................        208,291           593,629
   #*Caliper Life Sciences, Inc. ....................................        460,890         4,830,127
    *Cambrex Corp. ..................................................        280,334         1,544,640
     Cantel Medical Corp. ...........................................        117,962         3,255,751
    *Capital Senior Living Corp. ....................................        192,201         1,501,090
    *Capstone Therapeutics Corp. ....................................        315,300            83,555
   #*Cardica, Inc. ..................................................         57,828           122,595
    *CardioNet, Inc. ................................................         15,257            43,177
   #*Cardiovascular Systems, Inc. ...................................          7,615            63,052
   #*Cardium Therapeutics, Inc. .....................................             18                 7
    *CAS Medical Systems, Inc. ......................................            997             1,974
   #*Catalyst Pharmaceutical Partners, Inc. .........................         25,086            26,340
   #*Celldex Therapeutics, Inc. .....................................        143,172           459,582
   #*Celsion Corp. ..................................................         82,414           271,966
   #*Cerus Corp. ....................................................         64,262           171,580

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Chindex International, Inc. ....................................          4,423   $        49,140
   #*Cleveland Biolabs, Inc. ........................................          2,513             7,464
   #*Codexis, Inc. ..................................................         49,117           226,429
   #*Columbia Laboratories, Inc. ....................................         27,734            70,167
    *CombiMatrix Corp. ..............................................         21,797            50,351
     Computer Programs & Systems, Inc. ..............................         80,763         4,124,566
   #*Conceptus, Inc. ................................................        278,929         3,213,262
    *CONMED Corp. ...................................................        265,831         6,983,380
    *Conmed Healthcare Management, Inc. .............................          1,429             5,430
   #*Corcept Therapeutics, Inc. .....................................        199,501           632,418
   #*Cornerstone Therapeutics, Inc. .................................          8,755            53,668
    *Corvel Corp. ...................................................        135,738         7,000,009
    *Cross Country Healthcare, Inc. .................................        246,351         1,231,755
   #*CryoLife, Inc. .................................................        246,829         1,137,882
   #*Cumberland Pharmaceuticals, Inc. ...............................        153,848           886,164
   #*Curis, Inc. ....................................................        164,741           606,247
    *Cutera, Inc. ...................................................         56,294           401,939
    *Cyberonics, Inc. ...............................................        225,257         6,487,402
   #*Cyclacel Pharmaceuticals, Inc. .................................         92,895            56,666
    *Cynosure, Inc. Class A .........................................         43,397           528,141
   #*Cytokinetics, Inc. .............................................        207,907           241,172
   #*Cytori Therapeutics, Inc. ......................................         64,226           194,605
     Daxor Corp. ....................................................         43,502           447,201
   #*DepoMed, Inc. ..................................................        282,528         1,265,725
    *DexCom, Inc. ...................................................         38,616           378,051
    *DGT Holdings Corp. .............................................         12,563           119,348
    *Digirad Corp. ..................................................        104,281           250,274
   #*Discovery Laboratories, Inc. ...................................         16,454            29,946
   #*Durect Corp. ...................................................        607,024           965,168
    *DUSA Pharmaceuticals, Inc. .....................................         44,167           198,752
   #*Dyax Corp. .....................................................        689,190           930,406
    *Dynacq Healthcare, Inc. ........................................         64,639            69,164
   #*Dynavax Technologies Corp. .....................................          2,993             8,141
    *DynaVox, Inc. Class A ..........................................          3,644            12,317
   #*Emergent Biosolutions, Inc. ....................................        182,601         3,443,855
   #*Emeritus Corp. .................................................        194,845         3,450,705
   #*Emisphere Technologies, Inc. ...................................          2,065             3,614
    *Encision, Inc. .................................................          3,700             3,700
   #*Endologix, Inc. ................................................          5,792            63,075
    #Ensign Group, Inc. (The) .......................................        122,116         2,779,360
    *EnteroMedics, Inc. .............................................            633             1,203
    *Entremed, Inc. .................................................          1,607             2,812
   #*Enzo Biochem, Inc. .............................................        277,762           794,399
   #*Enzon Pharmaceuticals, Inc. ....................................        305,673         2,246,697
    *eResearch Technology, Inc. .....................................        518,570         2,649,893
   #*Exact Sciences Corp. ...........................................        181,881         1,445,954
   #*Exactech, Inc. .................................................        100,253         1,604,048
   #*Exelixis, Inc. .................................................        271,492         2,098,633
    *Five Star Quality Care, Inc. ...................................        169,463           438,909
    *Furiex Pharmaceuticals, Inc. ...................................         16,944           240,605
   #*Galena Biopharma, Inc. .........................................            319               242
   #*Genomic Health, Inc. ...........................................        138,896         2,972,374
    *Gentiva Health Services, Inc. ..................................        137,024           567,279
   #*Geron Corp. ....................................................        337,014           791,983
    *Greatbatch, Inc. ...............................................        240,304         5,365,988
    *GTx, Inc. ......................................................        174,454           765,853
   #*Halozyme Therapeutics, Inc. ....................................        114,839           968,093
   #*Hanger Orthopedic Group, Inc. ..................................        308,862         5,364,933
   #*Hansen Medical, Inc. ...........................................         26,688            83,800
    *Harvard Bioscience, Inc. .......................................        312,031         1,422,861
    *HealthStream, Inc. .............................................        175,219         2,659,824

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
     *Healthways, Inc. ..............................................        131,852   $       944,060
     *Helicos BioSciences Corp. .....................................        142,459            12,251
    #*Hemispherx Biopharma, Inc. ....................................         93,100            25,342
     *Hi-Tech Pharmacal Co., Inc. ...................................        109,346         3,883,970
     *Hooper Holmes, Inc. ...........................................        672,769           524,760
    #*iBio, Inc. ....................................................        116,875           236,088
     *iCAD, Inc. ....................................................         37,500            27,375
    #*ICU Medical, Inc. .............................................        135,004         5,307,007
    #*Idenix Pharmaceuticals, Inc. ..................................        145,295           871,770
     *Idera Pharmaceuticals, Inc. ...................................        288,928           473,842
    #*ImmunoGen, Inc. ...............................................         69,361           941,922
    #*Immunomedics, Inc. ............................................        232,007           844,505
    #*Infinity Pharmaceuticals, Inc. ................................        146,068         1,105,735
    #*Inhibitex, Inc. ...............................................         12,200            47,458
    #*Inovio Pharmaceuticals, Inc. ..................................         10,400             7,062
    #*Insulet Corp. .................................................          4,217            68,821
     *IntegraMed America, Inc. ......................................         71,370           571,674
     #Invacare Corp. ................................................        248,109         5,570,047
    #*IPC The Hospitalist Co. .......................................         85,089         3,567,782
     *Iridex Corp. ..................................................         15,638            53,326
    #*IRIS International, Inc. ......................................        173,728         1,573,976
    #*IsoRay, Inc. ..................................................             20                16
    #*ISTA Pharmaceuticals, Inc. ....................................        145,725           603,302
     *IVAX Diagnostics, Inc. ........................................            119                64
    #*Jazz Pharmaceuticals, Inc. ....................................        177,949         6,932,893
    #*Kensey Nash Corp. .............................................        116,629         3,134,988
    #*Keryx Biopharmaceuticals, Inc. ................................         45,500           142,415
      Kewaunee Scientific Corp. .....................................         25,060           227,169
     *Kindred Healthcare, Inc. ......................................        255,764         2,979,651
    #*K-V Pharmaceutical Co. Class A ................................        148,316           164,631
    #*K-V Pharmaceutical Co. Class B ................................            168               235
     #Landauer, Inc. ................................................         89,070         4,564,838
     *Lannet Co., Inc. ..............................................         74,031           302,787
    #*LCA-Vision, Inc. ..............................................        171,633           554,375
      LeMaitre Vascular, Inc. .......................................        170,177           983,623
    #*Lexicon Pharmaceuticals, Inc. .................................         27,284            33,014
     *LHC Group, Inc. ...............................................        122,778         1,926,387
     *Ligand Pharmaceuticals, Inc. Class B ..........................         46,017           676,450
    #*Luminex Corp. .................................................         41,721           916,193
     *Luna Innovations, Inc. ........................................         17,526            19,629
    #*MannKind Corp. ................................................         20,974            65,439
    #*Marina Biotech, Inc. ..........................................          1,880               301
     *Maxygen, Inc. .................................................        355,981         2,100,288
     *MedAssets, Inc. ...............................................         14,965           159,527
     *MedCath Corp. .................................................         92,602           666,734
     *Medical Action Industries, Inc. ...............................        158,571           830,912
     *Medicines Co. (The) ...........................................        271,950         5,090,904
    #*MediciNova, Inc. ..............................................         21,225            44,572
    #*Medidata Solutions, Inc. ......................................         55,127           991,183
     *MedQuist Holdings, Inc. .......................................        205,863         1,760,129
      MEDTOX Scientific, Inc. .......................................         77,329         1,132,097
    #*Merge Healthcare, Inc. ........................................        272,073         1,795,682
     #Meridian Bioscience, Inc. .....................................         36,321           661,769
     *Merit Medical Systems, Inc. ...................................        442,923         5,944,027
     *Metropolitan Health Networks, Inc. ............................        420,550         2,741,986
    #*Micromet, Inc. ................................................        101,828           669,010
   .#*MiddleBrook Pharmaceuticals, Inc. .............................          3,172               220
     *Misonix, Inc. .................................................         62,750           106,675
     *Molina Healthcare, Inc. .......................................        215,468         4,563,612
    #*Momenta Pharmaceuticals, Inc. .................................        155,442         2,300,542
     *MWI Veterinary Supply, Inc. ...................................         72,876         5,502,138

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Myrexis, Inc. ..................................................         21,592   $        60,026
    *Nabi Biopharmaceuticals ........................................        458,770           844,137
   #*Nanosphere, Inc. ...............................................        128,835           194,541
    #National Healthcare Corp. ......................................        103,689         3,972,326
    #National Research Corp. ........................................         67,439         2,252,463
   #*Natus Medical, Inc. ............................................        258,066         2,219,368
   #*Neogen Corp. ...................................................        189,637         7,329,470
   #*Neurocrine Biosciences, Inc. ...................................        340,616         2,132,256
   #*NeurogesX, Inc. ................................................         50,666            55,733
    *Neurometrix, Inc. ..............................................            706             1,236
   #*Novavax, Inc. ..................................................        419,927           663,485
    *Novt Corp. .....................................................            193            82,025
    *NPS Pharmaceuticals, Inc. ......................................         47,351           244,805
   #*NuVasive, Inc. .................................................        119,779         1,775,125
   #*NxStage Medical, Inc. ..........................................          4,350           100,006
   #*Obagi Medical Products, Inc. ...................................         90,157           851,082
   #*Oculus Innovative Sciences, Inc. ...............................            219               355
   #*Omnicell, Inc. .................................................        244,989         3,662,586
    *OncoGenex Pharmaceutical, Inc. .................................         16,093           186,679
   #*Oncothyreon, Inc. ..............................................         74,088           515,652
   #*Opexa Therapeutics, Inc. .......................................         18,635            19,939
   #*Opko Health, Inc. ..............................................         21,441           115,353
   #*Optimer Pharmaceuticals, Inc. ..................................         20,036           285,914
   #*OraSure Technologies, Inc. .....................................        253,887         2,358,610
    *Orchid Cellmark, Inc. ..........................................        287,304           772,848
   #*Orexigen Therapeutics, Inc. ....................................        125,357           274,532
    *Orthofix International N.V .....................................         62,909         2,208,735
   #*Osiris Therapeutics, Inc. ......................................         61,719           330,814
    *Pain Therapeutics, Inc. ........................................        408,891         1,819,565
    *Palomar Medical Technologies, Inc. .............................         82,970           706,075
    *PDI, Inc. ......................................................        131,394           846,177
    #PDL BioPharma, Inc. ............................................        771,367         4,682,198
    *Pernix Therapeutics Holdings, Inc. .............................         39,407           421,655
   #*PharmAthene, Inc. ..............................................         12,300            20,910
    *PharMerica Corp. ...............................................        280,658         4,378,265
    *PHC, Inc. ......................................................         34,037            66,372
   #*PhotoMedex, Inc. ...............................................          3,132            42,282
    *Poniard Pharmaceuticals, Inc. ..................................         65,014             9,752
   #*Pozen, Inc. ....................................................        238,878           609,139
   #*Progenics Pharmaceuticals, Inc. ................................        283,740         1,864,172
    *ProPhase Labs, Inc. ............................................         56,585            45,834
    *Providence Service Corp. .......................................        116,135         1,451,688
    *pSivida Corp. ..................................................         40,950           187,960
     Psychemedics Corp. .............................................          1,558            13,866
   #*Questcor Pharmaceuticals, Inc. .................................        357,716        14,526,847
   #*Quidel Corp. ...................................................        258,583         4,618,292
   #*RadNet, Inc. ...................................................         85,160           218,861
   #*Raptor Pharmaceutical Corp. ....................................            859             4,243
    *Repligen Corp. .................................................        331,745         1,137,885
   #*Repros Therapeutics, Inc. ......................................         10,473            44,824
    *Retractable Technologies, Inc. .................................            272               386
   #*Rigel Pharmaceuticals, Inc. ....................................        382,660         3,003,881
    *Rochester Medical Corp. ........................................        101,268           810,144
   #*Rockwell Medical Technologies, Inc. ............................         36,265           305,714
    *RTI Biologics, Inc. ............................................        324,356         1,459,602
   #*Sangamo BioSciences, Inc. ......................................        283,035           939,676
   #*Santarus, Inc. .................................................        256,351           781,871
   #*SciClone Pharmaceuticals, Inc. .................................        316,161         1,331,038
    *Senesco Technologies, Inc. .....................................            185                44
   #*SeraCare Life Sciences, Inc. ...................................        127,485           359,508
    *Skilled Healthcare Group, Inc. Class A .........................        110,409           417,346

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Solta Medical, Inc. ............................................         55,976   $       122,587
    *Somaxon Pharmaceuticals, Inc. ..................................            798               774
   #*SonoSite, Inc. .................................................        152,000         4,710,480
    *Span-American Medical System, Inc. .............................         32,884           466,295
    *Spectranetics Corp. ............................................        226,101         1,772,632
   #*Spectrum Pharmaceuticals, Inc. .................................        284,626         3,156,502
    *SRI/Surgical Express, Inc. .....................................         47,068           188,743
   #*Staar Surgical Co. .............................................        244,000         2,196,000
   #*StemCells, Inc. ................................................         14,488            30,280
   #*Stereotaxis, Inc. ..............................................        155,719           180,634
    *Strategic Diagnostics, Inc. ....................................          4,062             7,474
   #*Sucampo Pharmaceuticals, Inc. Class A ..........................         99,642           438,425
   #*Sun Healthcare Group, Inc. .....................................        139,719           366,064
    *SunLink Health Systems, Inc. ...................................         34,329            63,337
   #*Sunrise Senior Living, Inc. ....................................        313,159         1,722,374
    *SurModics, Inc. ................................................        178,665         1,883,129
    *Symmetry Medical, Inc. .........................................        275,481         2,504,122
    *Synovis Life Technologies, Inc. ................................        118,002         2,119,316
   #*Synta Pharmaceuticals Corp. ....................................         95,908           354,860
   #*Targacept, Inc. ................................................         31,891           561,282
    *Telik, Inc. ....................................................        140,820            38,021
    *Theragenics Corp. ..............................................        278,526           417,789
   #*Threshold Pharmaceuticals, Inc. ................................         17,876            28,602
   #*TranS1, Inc. ...................................................         73,057           132,964
    *Transcend Services, Inc. .......................................         55,676         1,521,625
   #*Transcept Pharmaceuticals, Inc. ................................        115,896         1,010,613
    *Trimeris, Inc. .................................................         28,684            86,913
    *Triple-S Management Corp. Class B ..............................         90,767         1,724,573
     U.S. Physical Therapy, Inc. ....................................        118,305         2,309,314
    *Universal American Corp. .......................................         85,861           987,402
    *Urologix, Inc. .................................................        123,100           128,024
   #*Uroplasty, Inc. ................................................         12,179            54,927
     Utah Medical Products, Inc. ....................................         48,415         1,277,914
   #*Vascular Solutions, Inc. .......................................        159,912         1,696,666
   #*Vical, Inc. ....................................................        159,324           476,379
    *Vision-Sciences, Inc. ..........................................         23,250            53,010
    *Wright Medical Group, Inc. .....................................        213,475         3,669,635
   #*XenoPort, Inc. .................................................         25,571           155,983
    #Young Innovations, Inc. ........................................         72,296         2,078,510
   #*Zalicus, Inc. ..................................................         51,163            75,210
   #*Zoll Medical Corp. .............................................        164,549         6,221,598
                                                                                       ---------------
Total Health Care ...................................................                      404,445,541
                                                                                       ---------------
Industrials -- (14.8%)
   #*3D Systems Corp. ...............................................        363,171         5,908,792
    *A.T. Cross Co. Class A .........................................         80,115           974,198
    #AAON, Inc. .....................................................        277,407         5,872,706
     AAR Corp. ......................................................        181,958         3,626,423
    *Acacia Research - Acacia Technologies ..........................        346,464        13,803,126
    *ACCO Brands Corp. ..............................................        324,443         2,228,923
    #Aceto Corp. ....................................................        226,997         1,439,161
   #*Active Power, Inc. .............................................        333,059           303,583
   #*Advisory Board Co. (The) .......................................         71,955         4,407,244
    *Aegion Corp. ...................................................        145,490         2,151,797
    *AeroCentury Corp. ..............................................          9,017            52,749
    *Aerosonic Corp. ................................................          6,434            15,120
   #*Aerovironment, Inc. ............................................        120,508         3,980,379
    *Air Transport Services Group, Inc. .............................        316,485         1,753,327
     Aircastle, Ltd. ................................................        224,541         2,723,682
     Alamo Group, Inc. ..............................................         91,265         2,176,670
     Albany International Corp. .....................................        148,244         3,348,832

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*Allegiant Travel Co. ...........................................         47,989   $     2,493,508
   .*Allied Defense Group, Inc. .....................................         51,940           163,611
     Allied Motion Technologies, Inc. ...............................         35,796           188,287
   #*Altra Holdings, Inc. ...........................................        150,428         2,211,292
   #*Ameresco, Inc. Class A .........................................         51,215           562,853
    *American Railcar Industries, Inc. ..............................        144,846         3,195,303
    *American Reprographics Co. .....................................        190,319           759,373
    #American Science & Engineering, Inc. ...........................         87,246         5,934,473
     American Woodmark Corp. ........................................        129,485         2,202,540
     Ampco-Pittsburgh Corp. .........................................         85,568         1,796,072
    *AMREP Corp. ....................................................         55,375           411,436
     Apogee Enterprises, Inc. .......................................        252,406         2,756,274
   #*Applied Energetics, Inc. .......................................         11,903             1,728
   #*Argan, Inc. ....................................................         22,352           303,987
     Arkansas Best Corp. ............................................        158,211         3,259,147
    *Arotech Corp. ..................................................         99,723           154,571
     Art's-Way Manufacturing Co., Inc. ..............................            200             1,268
   #*Ascent Solar Technologies, Inc. ................................         78,540            63,617
   #*Astec Industries, Inc. .........................................        180,676         6,007,477
   #*Astronics Corp. ................................................         78,532         2,387,373
   #*Astronics Corp. Class B ........................................         26,727           808,492
    *Astrotech Corp. ................................................          6,182             3,586
    *Avalon Holding Corp. Class A ...................................         20,575            48,351
     AZZ, Inc. ......................................................        116,390         5,197,977
    #Badger Meter, Inc. .............................................        153,301         5,019,075
    *Baldwin Technology Co., Inc. Class A ...........................          2,160             2,268
     Barrett Business Services, Inc. ................................         86,327         1,370,010
   #*Beacon Roofing Supply, Inc. ....................................        249,092         4,590,766
    *Blount International, Inc. .....................................        341,262         5,299,799
    *BlueLinx Holdings, Inc. ........................................        135,808           214,577
    *BNS Holding, Inc. ..............................................          1,324           407,130
    *Breeze-Eastern Corp. ...........................................         98,241           890,063
     Briggs & Stratton Corp. ........................................        160,297         2,340,336
   #*Broadwind Energy, Inc. .........................................          8,900             3,653
   #*Builders FirstSource, Inc. .....................................        169,261           275,895
   #*C&D Technologies, Inc. .........................................          5,725            55,418
    *CAI International, Inc. ........................................         92,663         1,446,469
   #*Capstone Turbine Corp. .........................................          7,331             7,991
     Cascade Corp. ..................................................        107,605         4,637,776
    *Casella Waste Systems, Inc. ....................................        189,861         1,192,327
   #*CBIZ, Inc. .....................................................        620,672         3,928,854
     CDI Corp. ......................................................         81,149         1,065,486
    #CECO Environmental Corp. .......................................        111,900           672,519
     Celadon Group, Inc. ............................................        198,009         2,180,079
   #*Cenveo, Inc. ...................................................        129,047           483,926
    *Ceradyne, Inc. .................................................        127,967         4,281,776
    *Champion Industries, Inc. ......................................         53,936            59,869
    *Chart Industries, Inc. .........................................         17,934         1,013,450
    #Chase Corp. ....................................................         76,372         1,069,208
     Chicago Rivet & Machine Co. ....................................         18,400           312,800
     CIRCOR International, Inc. .....................................        109,413         3,809,761
    *Coleman Cable, Inc. ............................................         31,167           316,968
   #*Colfax Corp. ...................................................        234,484         5,923,066
    *Columbus McKinnon Corp. ........................................        173,761         2,604,677
    *Comarco, Inc. ..................................................         73,255            20,511
     Comfort Systems USA, Inc. ......................................        330,310         3,633,410
    *Command Security Corp. .........................................         70,192           116,519
   #*Commercial Vehicle Group, Inc. .................................        204,438         2,254,951
    *Competitive Technologies, Inc. .................................         99,675           175,428
     CompX International, Inc. ......................................         18,270           278,800
    *Conrad Industries, Inc. ........................................         18,700           285,175

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Consolidated Graphics, Inc. ....................................         83,282   $     3,794,328
    #Courier Corp. ..................................................        120,220         1,044,712
    *Covenant Transportation Group, Inc. Class A ....................         91,000           292,110
    *CPI Aerostructures, Inc. .......................................         48,020           521,017
    *CRA International, Inc. ........................................        101,190         1,954,991
    *Digital Power Corp. ............................................          3,700             6,845
   #*Dollar Thrifty Automotive Group, Inc. ..........................        133,851         8,170,265
     Douglas Dynamics, Inc. .........................................         26,982           405,270
     Ducommun, Inc. .................................................         99,023         1,413,058
    *DXP Enterprises, Inc. ..........................................         74,218         1,853,966
    *Dycom Industries, Inc. .........................................        197,548         3,838,358
    #Dynamic Materials Corp. ........................................         70,511         1,530,089
   #*Eagle Bulk Shipping, Inc. ......................................        303,400           470,270
     Eastern Co. (The) ..............................................         56,509         1,147,133
     Ecology & Environment, Inc. Class A ............................         20,292           335,833
     Empire Resources, Inc. .........................................            774             2,322
    #Encore Wire Corp. ..............................................        218,125         5,797,762
   #*Ener1, Inc. ....................................................        122,593            14,834
   #*Energy Conversion Devices, Inc. ................................        129,030            63,225
    *Energy Focus, Inc. .............................................            838               293
   #*Energy Recovery, Inc. ..........................................         96,345           295,779
    *EnergySolutions, Inc. ..........................................        201,751           760,601
   #*EnerNOC, Inc. ..................................................         22,498           199,557
     Ennis, Inc. ....................................................        225,900         3,304,917
   #*EnPro Industries, Inc. .........................................        162,708         5,603,664
    *Environmental Tectonics Corp. ..................................         60,400           150,396
    *ESCO Technologies, Inc. ........................................         66,722         2,039,692
     Espey Manufacturing & Electronics Corp. ........................         35,587           861,205
   #*Excel Maritime Carriers, Ltd. ..................................        299,086           849,404
    *Exponent, Inc. .................................................        137,132         6,607,020
     Federal Signal Corp. ...........................................        477,225         2,252,502
    *First Aviation Services, Inc. Class A ..........................             85               627
    *Flanders Corp. .................................................        254,700           753,912
    *Flow International Corp. .......................................        269,826           698,849
   #*Fortune Industries, Inc. .......................................             25                13
    #Forward Air Corp. ..............................................        187,420         6,138,005
    *Franklin Covey Co. .............................................        170,796         1,646,473
    #Franklin Electric Co., Inc. ....................................         87,072         3,998,346
    *Freightcar America, Inc. .......................................         56,539         1,071,414
    *Frozen Food Express Industries .................................        161,875           205,581
    *Fuel Tech, Inc. ................................................        117,679           651,942
   #*FuelCell Energy, Inc. ..........................................        208,549           223,147
    *Furmanite Corp. ................................................        332,038         2,214,693
     G & K Services, Inc. Class A ...................................        148,917         4,521,120
   #*Genco Shipping & Trading, Ltd. .................................        131,469         1,183,221
    *Gencor Industries, Inc. ........................................          6,536            45,752
   #*GenCorp, Inc. ..................................................        311,523         1,514,002
   #*GeoEye, Inc. ...................................................        145,938         4,899,139
    *Gibraltar Industries, Inc. .....................................        276,610         3,086,968
    *Global Power Equipment Group, Inc. .............................         28,178           746,999
    #Gorman-Rupp Co. (The) ..........................................        206,541         5,549,757
    *GP Strategies Corp. ............................................        153,325         1,812,302
     Graham Corp. ...................................................         68,020         1,567,181
    #Granite Construction, Inc. .....................................         24,609           553,702
     Great Lakes Dredge & Dock Corp. ................................        316,548         1,630,222
   #*Greenbrier Cos., Inc. ..........................................        160,701         2,990,646
    *Griffon Corp. ..................................................        487,028         4,612,155
    *H&E Equipment Services, Inc. ...................................        143,567         1,574,930
     Hardinge, Inc. .................................................         97,119           846,878
    *Hawaiian Holdings, Inc. ........................................        497,382         2,660,994
    #Healthcare Services Group, Inc. ................................        211,701         3,673,012

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Heidrick & Struggles International, Inc. .......................        160,368   $     3,172,079
   #*Heritage-Crystal Clean, Inc. ...................................         15,319           244,185
    *Hill International, Inc. .......................................        315,824         1,768,614
   #*Hoku Corp. .....................................................         44,161            66,683
     Horizon Lines, Inc. ............................................        303,509            83,465
    #Houston Wire & Cable Co. .......................................        146,291         1,868,136
    *Hudson Highland Group, Inc. ....................................        120,122           556,165
    *Hudson Technologies, Inc. ......................................         20,484            27,449
    *Hurco Cos., Inc. ...............................................         54,870         1,433,204
   #*Huron Consulting Group, Inc. ...................................        122,326         4,404,959
    *Huttig Building Products, Inc. .................................        161,870            92,266
    *ICF International, Inc. ........................................         92,789         2,169,407
   #*InnerWorkings, Inc. ............................................        235,414         2,130,497
    *Innotrac Corp. .................................................        156,400           194,718
    *Innovative Solutions & Support, Inc. ...........................        139,210           662,640
     Insperity, Inc. ................................................        148,517         3,828,768
     Insteel Industries, Inc. .......................................         87,443           901,537
    *Integrated Electrical Services, Inc. ...........................        118,179           288,357
    *Intelligent Systems Corp. ......................................         42,582            75,370
    #Interface, Inc. Class A ........................................        238,340         3,107,954
    *Interline Brands, Inc. .........................................        254,443         3,791,201
     International Shipholding Corp. ................................         58,508         1,190,053
     Intersections, Inc. ............................................        159,980         2,702,062
    #John Bean Technologies Corp. ...................................        155,317         2,506,816
    *JPS Industries, Inc. ...........................................         24,500           171,500
    *Kadant, Inc. ...................................................         98,109         2,124,060
     Kaman Corp. ....................................................        236,632         7,868,014
     Kelly Services, Inc. Class A ...................................        252,238         4,124,091
     Kelly Services, Inc. Class B ...................................            618            10,129
    *Key Technology, Inc. ...........................................         49,705           560,672
   #*Kforce, Inc. ...................................................        392,320         5,006,003
     Kimball International, Inc. Class B ............................        239,689         1,349,449
     Knoll, Inc. ....................................................        248,175         3,784,669
    *Korn/Ferry International .......................................        280,355         4,477,269
   #*Kratos Defense & Security Solutions, Inc. ......................        186,873         1,182,906
     L.B. Foster Co. Class A ........................................        103,703         2,644,426
     L.S. Starrett Co. Class A ......................................         51,344           621,262
     Lawson Products, Inc. ..........................................         82,104         1,368,674
    *Layne Christensen Co. ..........................................        143,622         3,617,838
    *LECG Corp. .....................................................         83,238               916
    #Lindsay Corp. ..................................................         65,997         3,834,426
    *LMI Aerospace, Inc. ............................................         94,303         1,896,433
     LSI Industries, Inc. ...........................................        202,766         1,364,615
    *Lydall, Inc. ...................................................        140,704         1,542,116
    *M&F Worldwide Corp. ............................................         86,442         2,140,304
    *Magnetek, Inc. .................................................        307,119           325,546
    *Manitex International, Inc. ....................................          6,450            27,864
     Marten Transport, Ltd. .........................................        205,308         3,636,005
     McGrath RentCorp. ..............................................        238,324         6,368,017
   #*Metalico, Inc. .................................................        363,245         1,641,867
     Met-Pro Corp. ..................................................        188,147         1,695,204
    *MFRI, Inc. .....................................................         57,134           407,365
    *Michael Baker Corp. ............................................         84,494         1,738,887
   #*Microvision, Inc. ..............................................        228,618           162,342
     Miller Industries, Inc. ........................................         67,116         1,371,851
    *Mistras Group, Inc. ............................................        148,824         3,244,363
   #*Mobile Mini, Inc. ..............................................        208,552         3,783,133
    *Mueller (Paul) Co. .............................................         10,813           202,203
     Mueller Water Products, Inc. Class A ...........................        958,314         2,635,364
     Multi-Color Corp. ..............................................        104,913         2,781,244
    *MYR Group, Inc. ................................................        108,521         2,093,370

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     NACCO Industries, Inc. Class A .................................         28,688   $     2,355,285
    *National Patent Development Corp. ..............................        109,400           196,920
    #National Presto Industries, Inc. ...............................         37,489         3,580,200
    *National Technical Systems, Inc. ...............................         86,036           417,705
    *Navigant Consulting, Inc. ......................................        170,511         1,931,890
   #*NIVS IntelliMedia Technology Group, Inc. .......................         18,434             2,396
    *NN, Inc. .......................................................        161,652         1,429,004
    *Northwest Pipe Co. .............................................         88,868         2,370,110
   #*Ocean Power Technologies, Inc. .................................         31,384           118,318
   #*Odyssey Marine Exploration, Inc. ...............................        448,045         1,276,928
   #*Omega Flex, Inc. ...............................................        100,620         1,186,310
    *On Assignment, Inc. ............................................        205,421         2,216,493
    *Orbit International Corp. ......................................         14,582            56,870
    *Orbital Sciences Corp. .........................................        209,689         3,241,792
    *Orion Energy Systems, Inc. .....................................         26,146            80,530
   #*Orion Marine Group, Inc. .......................................         77,520           526,361
   #*P.A.M. Transportation Services, Inc. ...........................         86,903           884,673
   #*Pacer International, Inc. ......................................        183,600           864,756
    *Park-Ohio Holdings Corp. .......................................         99,596         1,611,463
    *Patrick Industries, Inc. .......................................         63,054           126,739
   #*Patriot Transportation Holding, Inc. ...........................         92,577         2,129,271
    *PGT, Inc. ......................................................         36,578            53,404
    *Pike Electric Corp. ............................................        153,882         1,171,042
    *Pinnacle Airlines Corp. ........................................        182,789           469,768
   #*Plug Power, Inc. ...............................................         65,190           147,329
   #*PMFG, Inc. .....................................................        110,667         2,263,140
   #*Polypore International, Inc. ...................................         77,854         4,083,442
    *Powell Industries, Inc. ........................................        110,153         3,702,242
   #*PowerSecure International, Inc. ................................        174,708           742,509
     Preformed Line Products Co. ....................................         51,643         3,323,227
    #Primoris Services Corp. ........................................         72,238           940,539
     Providence & Worcester Railroad Co. ............................         18,747           241,649
    *Quality Distribution, Inc. .....................................        193,992         2,186,290
     Quanex Building Products Corp. .................................        176,013         2,596,192
    *RailAmerica, Inc. ..............................................         97,751         1,336,256
    #Raven Industries, Inc. .........................................        178,996        10,741,550
    *RBC Bearings, Inc. .............................................        126,345         5,116,972
    *RCM Technologies, Inc. .........................................        114,406           550,293
    *Real Goods Solar, Inc. .........................................          1,796             2,910
   #*Republic Airways Holdings, Inc. ................................        209,361           544,339
    #Resources Connection, Inc. .....................................         97,898         1,085,689
   #*Roadrunner Transportation Systems, Inc. ........................         12,758           212,931
     Robbins & Myers, Inc. ..........................................          1,135            50,723
   #*RSC Holdings, Inc. .............................................         68,872           672,191
    *Rush Enterprises, Inc. Class A .................................        235,533         4,545,787
    *Rush Enterprises, Inc. Class B .................................        115,888         1,854,208
   #*Saia, Inc. .....................................................        113,052         1,509,244
   #*SatCon Technology Corp. ........................................        315,637           334,575
    *Sauer-Danfoss, Inc. ............................................         24,882           963,431
     Schawk, Inc. ...................................................        244,011         3,291,708
   #*School Specialty, Inc. .........................................        188,169         1,439,493
    *Schuff International, Inc. .....................................         53,200           438,900
     Servotronics, Inc. .............................................         24,804           214,059
     SIFCO Industries, Inc. .........................................         45,830           879,478
     SkyWest, Inc. ..................................................        300,637         4,031,542
    *SL Industries, Inc. ............................................         54,267         1,082,627
    #SmartPros, Ltd. ................................................         38,973            79,505
    *Sparton Corp. ..................................................         47,051           400,875
   #*Spherix, Inc. ..................................................         13,248            26,099
    *Standard Parking Corp. .........................................        169,280         2,977,635
    #Standard Register Co. ..........................................        100,509           260,318

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Standex International Corp. ....................................        111,400   $     4,301,154
    *Sterling Construction Co., Inc. ................................         90,244         1,123,538
    #Sun Hydraulics, Inc. ...........................................        228,837         6,581,352
     Superior Uniform Group, Inc. ...................................         55,873           673,828
    *Supreme Industries, Inc. Class A ...............................        101,505           208,085
    *SYKES Enterprises, Inc. ........................................        272,866         4,346,755
    *Sypris Solutions, Inc. .........................................        167,114           529,751
    #TAL International Group, Inc. ..................................        210,541         5,859,356
   #*Taser International, Inc. ......................................        349,241         1,735,728
    *Team, Inc. .....................................................        155,314         3,884,403
    *Tecumseh Products Co. Class A ..................................        122,247           777,491
    *Tecumseh Products Co. Class B ..................................         10,870            70,546
    *Tel-Instrument Electronics Corp. ...............................         19,940           139,181
    #Tennant Co. ....................................................        160,314         6,202,549
    *Thomas Group, Inc. .............................................             61                11
    #Titan International, Inc. ......................................        319,702         7,193,295
   #*Titan Machinery, Inc. ..........................................        119,524         2,788,495
    *Track Data Corp. ...............................................            186            17,019
   #*Trailer Bridge, Inc. ...........................................         45,313            18,125
    *Transcat, Inc. .................................................         42,500           528,275
    *TRC Cos., Inc. .................................................        198,230           866,265
     Tredegar Corp. .................................................        334,848         6,486,006
   #*Trex Co., Inc. .................................................        135,673         2,507,237
    *TriMas Corp. ...................................................        285,793         5,570,106
    *TrueBlue, Inc. .................................................        268,434         3,548,697
    *Tufco Technologies, Inc. .......................................          6,498            23,165
     Tutor Perini Corp. .............................................         11,397           165,598
     Twin Disc, Inc. ................................................         92,614         3,602,685
    *U.S. Home Systems, Inc. ........................................         34,413           185,658
    *Ultralife Corp. ................................................         83,995           379,657
     UniFirst Corp. .................................................        129,919         6,801,260
     Universal Forest Products, Inc. ................................        157,747         4,427,958
    *Universal Power Group, Inc. ....................................         29,335            64,537
    *Universal Security Instruments, Inc. ...........................          2,177            12,278
    #Universal Truckload Services, Inc. .............................         55,759           865,380
   #*UQM Technologies, Inc. .........................................        123,866           256,403
    *US Airways Group, Inc. .........................................         54,548           314,742
     US Ecology, Inc. ...............................................        174,893         3,158,568
    *USA Truck, Inc. ................................................         66,021           580,985
   #*Valence Technology, Inc. .......................................         67,400            64,637
    *Valpey Fisher Corp. ............................................         36,360            92,354
    *Versar, Inc. ...................................................         37,056           121,914
     Viad Corp. .....................................................        194,462         4,070,090
    #Vicor Corp. ....................................................        260,489         2,383,474
     Virco Manufacturing Corp. ......................................        133,476           234,918
    *Volt Information Sciences, Inc. ................................        192,487         1,212,668
    #VSE Corp. ......................................................         33,572           816,471
   #*Wabash National Corp. ..........................................         48,299           333,263
    *WCA Waste Corp. ................................................        140,430           668,447
    *Willdan Group, Inc. ............................................          6,636            25,549
    *Willis Lease Finance Corp. .....................................         76,817           891,077
    *XPO Logistics, Inc. ............................................         14,475           183,254
    *YRC Worldwide, Inc. ............................................          4,106               220
                                                                                       ---------------
Total Industrials ...................................................                      584,707,059
                                                                                       ---------------
Information Technology -- (16.6%)
   #*Accelrys, Inc. .................................................        522,207         3,462,232
   #*ACI Worldwide, Inc. ............................................        141,774         4,348,209
    *Acorn Energy, Inc. .............................................         41,868           204,316
    *Actuate Corp. ..................................................        544,100         3,536,650
    *ADDvantage Technologies Group, Inc. ............................         84,703           183,382

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     *Adept Technology, Inc. ........................................         25,697   $        85,314
     *Advanced Analogic Technologies, Inc. ..........................        189,869           827,829
     *Advanced Energy Industries, Inc. ..............................        380,064         3,549,798
     *Advanced Photonix, Inc. .......................................         65,272            56,460
     *Aehr Test Systems .............................................         42,505            38,892
     *Aetrium, Inc. .................................................          2,617             3,167
     *Agilysys, Inc. ................................................        176,406         1,497,687
     *Alpha & Omega Semiconductor, Ltd. .............................          3,132            26,465
      American Software, Inc. Class A ...............................        237,310         1,855,764
    #*Amtech Systems, Inc. ..........................................         74,328           759,632
    #*Anadigics, Inc. ...............................................        374,130           983,962
     *Analysts International Corp. ..................................         38,018           142,948
     *Anaren, Inc. ..................................................        130,470         2,495,891
    #*Applied Micro Circuits Corp. ..................................        630,713         4,251,006
     *Astea International, Inc. .....................................         21,160            65,384
      Astro-Med, Inc. ...............................................         58,216           464,564
     *ATMI, Inc. ....................................................        175,586         3,581,954
     *ATS Corp. .....................................................         15,190            47,089
     *AuthenTec, Inc. ...............................................         91,732           334,822
    #*Authentidate Holding Corp. ....................................         14,259             9,696
     *Autobytel, Inc. ...............................................        390,292           351,263
     *Aviat Networks, Inc. ..........................................        271,101           555,757
     *Avid Technology, Inc. .........................................        174,300         1,080,660
     *Aware, Inc. ...................................................        102,185           302,468
     *Axcelis Technologies, Inc. ....................................        927,266         1,298,172
     *AXT, Inc. .....................................................        289,963         1,362,826
      Bel Fuse, Inc. Class A ........................................         33,988           669,564
      Bel Fuse, Inc. Class B ........................................         92,806         1,659,371
     *BigBand Networks, Inc. ........................................        215,288           482,245
     *Bitstream, Inc. ...............................................         81,600           485,520
      Black Box Corp. ...............................................        145,082         4,060,845
    #*Blonder Tongue Laboratories, Inc. .............................         76,200            99,060
      Bogen Communications International, Inc. ......................         33,103            98,316
     *Bottomline Technologies, Inc. .................................        236,535         5,745,435
     *Brightpoint, Inc. .............................................        488,045         4,953,657
     *BroadVision, Inc. .............................................          8,378            70,040
      Brooks Automation, Inc. .......................................        432,285         4,517,378
     *BSQUARE Corp. .................................................         89,864           438,536
     *BTU International, Inc. .......................................         74,894           284,597
    #*Cabot Microelectronics Corp. ..................................        230,045         8,861,333
     *CalAmp Corp. ..................................................        221,484           817,276
    #*Calix, Inc. ...................................................         94,804           825,743
    #*Callidus Software, Inc. .......................................        232,662         1,316,867
    #*Cardtronics, Inc. .............................................        207,208         5,165,695
     *Cascade Microtech, Inc. .......................................         85,308           314,787
      Cass Information Systems, Inc. ................................         41,609         1,630,657
    #*CEVA, Inc. ....................................................        185,763         5,771,656
     *Checkpoint Systems, Inc. ......................................        184,478         2,444,334
    #*China Information Technology, Inc. ............................         51,832            51,832
     *Chyron International Corp. ....................................            315               520
     *CIBER, Inc. ...................................................        331,137         1,152,357
     *Cinedigm Digital Cinema Corp. .................................          1,512             2,056
     *Clearfield, Inc. ..............................................         78,376           409,123
     #Cognex Corp. ..................................................         10,280           348,389
    #*Cogo Group, Inc. ..............................................         36,662            87,989
     *Coherent, Inc. ................................................         18,541           945,035
      Cohu, Inc. ....................................................        157,967         1,751,854
   .#*Commerce One LLC ..............................................          4,800                --
      Communications Systems, Inc. ..................................         79,847         1,315,879
    #*Computer Task Group, Inc. .....................................        178,083         2,274,120
    #*comScore, Inc. ................................................        104,790         2,212,117

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    #Comtech Telecommunications Corp. ...............................        126,707   $     4,195,269
   #*Comverge, Inc. .................................................         64,334           106,151
    *Concurrent Computer Corp. ......................................         19,659            82,371
   #*Constant Contact, Inc. .........................................            777            15,726
    *Convio, Inc. ...................................................         11,956           114,658
    *Cray, Inc. .....................................................        218,130         1,380,763
     Crexendo, Inc. .................................................        104,426           295,526
   #*CSG Systems International, Inc. ................................        167,254         2,381,697
    *CSP, Inc. ......................................................         49,891           174,120
    *CSR P.L.C. ADR .................................................         59,826           677,230
     CTS Corp. ......................................................        184,539         1,712,522
   #*CVD Equipment Corp. ............................................         31,867           515,289
    *CyberOptics Corp. ..............................................         56,931           463,988
    #Daktronics, Inc. ...............................................        219,686         2,218,829
    *Data I/O Corp. .................................................         77,000           310,310
    *Datalink Corp. .................................................        110,542         1,047,938
   #*Dataram Corp. ..................................................         83,150           100,612
    *Datawatch Corp. ................................................         18,488            95,675
     DDi Corp. ......................................................        151,078         1,388,407
    *DealerTrack Holdings, Inc. .....................................        206,650         4,482,238
   #*Deltek, Inc. ...................................................         96,451           709,879
   #*DemandTec, Inc. ................................................         28,747           217,327
   #*DG FastChannel, Inc. ...........................................        129,911         2,421,541
   #*Dice Holdings, Inc. ............................................        317,978         3,237,016
    *Digi International, Inc. .......................................        238,516         3,050,620
    *Digimarc Corp. .................................................         59,741         1,598,072
    *Digital Angel Corp. ............................................         39,154             7,439
   #*Diodes, Inc. ...................................................         66,743         1,493,041
    *Ditech Networks, Inc. ..........................................        308,589           274,644
   #*Document Security Systems, Inc. ................................         26,514            85,640
    *Dot Hill Systems Corp. .........................................        552,251           949,872
    *DSP Group, Inc. ................................................        238,823         1,475,926
   #*DTS, Inc. ......................................................        171,283         4,811,339
    *Dynamics Research Corp. ........................................         82,749           797,700
     Earthlink, Inc. ................................................        343,941         2,411,026
    *Easylink Services International Corp. ..........................         13,900            66,303
   #*Ebix, Inc. .....................................................        192,404         3,292,032
   #*Echelon Corp. ..................................................        179,233         1,211,615
    *Echo Global Logistics, Inc. ....................................         30,405           469,453
    *EDGAR Online, Inc. .............................................         80,827            68,703
    *Edgewater Technology, Inc. .....................................         87,868           253,060
    *Elecsys Corp. ..................................................         31,697           135,663
     Electro Rent Corp. .............................................        237,805         3,821,526
    *Electro Scientific Industries, Inc. ............................        102,567         1,260,548
    *Electronics for Imaging, Inc. ..................................        256,443         3,846,645
    #Electro-Sensors, Inc. ..........................................          3,450            13,731
    *eMagin Corp. ...................................................         46,992           198,306
   #*EMCORE Corp. ...................................................        529,270           523,977
    *Entegris, Inc. .................................................        822,588         7,370,388
    *Entorian Technologies, Inc. ....................................         37,101           116,868
   #*Entropic Communications, Inc. ..................................        186,610         1,086,070
   #*Envestnet, Inc. ................................................          4,931            57,397
    #EPIQ Systems, Inc. .............................................        281,762         4,017,926
    *ePlus, Inc. ....................................................         55,622         1,510,694
    *Euronet Worldwide, Inc. ........................................        136,765         2,649,138
    *Evans & Sutherland Computer Corp. ..............................          5,439             1,904
    *Evergreen Solar, Inc. ..........................................          3,000               117
     Evolving Systems, Inc. .........................................         35,800           250,600
    *Exar Corp. .....................................................        394,225         2,408,715
    *ExlService Holdings, Inc. ......................................        165,584         4,318,431
   #*Extreme Networks ...............................................        487,920         1,439,364

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Fabrinet .......................................................         20,123   $       249,525
    #Fair Isaac Corp. ...............................................         19,380           530,043
   #*FalconStor Software, Inc. ......................................        518,507         1,757,739
    *FARO Technologies, Inc. ........................................        136,792         5,715,170
    *FormFactor, Inc. ...............................................         86,750           518,765
   #*Forrester Research, Inc. .......................................        256,389         9,181,290
    *Frequency Electronics, Inc. ....................................         74,860           619,092
    *FSI International, Inc. ........................................        292,355           722,117
    *Giga-Tronics, Inc. .............................................         33,725            45,529
    *GigOptix, Inc. .................................................         29,919            56,846
    *Global Cash Access Holdings, Inc. ..............................        441,604         1,315,980
    *Globalscape, Inc. ..............................................          5,930            10,140
    *Globecomm Systems, Inc. ........................................        190,845         2,593,584
   #*Glu Mobile, Inc. ...............................................            500             1,515
   #*GSE Systems, Inc. ..............................................        117,306           201,766
    *GSI Group, Inc. ................................................         41,648           406,901
   #*GSI Technology, Inc. ...........................................        125,619           615,533
   #*GT Advanced Technologies, Inc. .................................         51,884           425,449
    *GTSI Corp. .....................................................         87,165           385,269
    *Guidance Software, Inc. ........................................         57,377           344,836
    *Hackett Group, Inc. (The) ......................................        399,420         1,649,605
    *Harmonic, Inc. .................................................        799,403         4,396,716
    *Hauppauge Digital, Inc. ........................................         42,278            46,506
    #Heartland Payment Systems, Inc. ................................        216,648         4,714,260
   .*Here Media, Inc. ...............................................          9,920                --
   .*Here Media, Inc. Special Shares ................................          9,920                --
    *HSW International, Inc. ........................................          1,102             3,273
   #*Hutchinson Technology, Inc. ....................................        232,731           414,261
    *I.D. Systems, Inc. .............................................         12,798            70,261
   #*Identive Group, Inc. ...........................................        194,612           461,230
    *IEC Electronics Corp. ..........................................         36,102           214,085
   #*iGATE Corp. ....................................................        521,424         7,028,796
   #*iGo, Inc. ......................................................        105,754           124,790
   #*Ikanos Communications, Inc. ....................................         64,641            68,519
    *Imation Corp. ..................................................        163,428         1,098,236
   #*Immersion Corp. ................................................        207,020         1,422,227
   #*Infinera Corp. .................................................        471,033         3,443,251
    *InfoSpace, Inc. ................................................        308,483         2,702,311
    *Innodata Isogen, Inc. ..........................................        221,003           773,510
    *Insight Enterprises, Inc. ......................................        398,956         6,742,356
    *InsWeb Corp. ...................................................         12,966           109,563
    *Integrated Device Technology, Inc. .............................        538,107         3,271,691
    *Integrated Silicon Solution, Inc. ..............................        211,576         1,948,615
   #*Intellicheck Mobilisa, Inc. ....................................         25,737            24,321
   #*Interactive Intelligence Group .................................        150,502         4,176,430
    *Intermec, Inc. .................................................        190,805         1,539,796
    *Internap Network Services Corp. ................................        273,226         1,551,924
    *Interphase Corp. ...............................................         29,534           125,224
    *inTEST Corp. ...................................................         84,141           240,643
    *Intevac, Inc. ..................................................        169,204         1,362,092
    *IntriCon Corp. .................................................         53,872           277,441
    *Inuvo, Inc. ....................................................            507               608
    *INX, Inc. ......................................................         43,500           328,425
    *iPass, Inc. ....................................................        374,162           493,894
   #*IPG Photonics Corp. ............................................        319,989        16,914,619
    *Iteris, Inc. ...................................................         52,380            67,570
   #*Ixia ...........................................................        355,781         4,030,999
    *IXYS Corp. .....................................................        313,471         4,285,149
    *Kemet Corp. ....................................................        222,300         2,049,606
    *Kenexa Corp. ...................................................        111,890         2,558,924
    *Key Tronic Corp. ...............................................          4,580            19,144

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Keynote Systems, Inc. ..........................................        121,850   $     2,908,560
   #*KIT Digital, Inc. ..............................................        312,447         2,812,023
   #*Kopin Corp. ....................................................        670,044         2,713,678
    *Kulicke & Soffa Industries, Inc. ...............................        482,431         4,655,459
    *KVH Industries, Inc. ...........................................         89,190           656,438
    *Lantronix, Inc. ................................................             45                62
    *Lattice Semiconductor Corp. ....................................      1,025,162         6,489,275
    *LeCroy Corp. ...................................................        109,593         1,124,424
    *LGL Group, Inc. ................................................         29,250           232,538
   #*LightPath Technologies, Inc. ...................................          8,650            12,283
   #*Limelight Networks, Inc. .......................................        537,184         1,493,372
    *Lionbridge Technologies, Inc. ..................................        229,902           623,034
    *Liquidity Services, Inc. .......................................        148,014         4,819,336
    #Littlefuse, Inc. ...............................................        122,134         5,979,681
    *Logic Devices, Inc. ............................................         29,815             5,665
   #*LogMeIn, Inc. ..................................................        143,604         5,840,375
    *LoJack Corp. ...................................................        182,226           604,990
    *LookSmart, Ltd. ................................................          2,693             3,636
   #*LoopNet, Inc. ..................................................        321,495         5,687,247
    *Loral Space & Communications, Inc. .............................        139,336         8,429,828
    *LTX-Credence Corp. .............................................        405,955         2,569,695
    *Magma Design Automation, Inc. ..................................        114,003           601,936
    *Management Network Group, Inc. .................................         22,112            46,214
   #*Manhattan Associates, Inc. .....................................        238,948        10,119,448
     Marchex, Inc. Class B ..........................................        151,527         1,347,075
    *Market Leader, Inc. ............................................         24,349            60,872
    *Mastech Holdings, Inc. .........................................          1,301             4,658
    *Mattersight Corp. ..............................................        104,108           525,745
    *Mattson Technology, Inc. .......................................        189,115           255,305
    *MaxLinear, Inc. Class A ........................................          2,950            17,169
   #*Maxwell Technologies, Inc. .....................................         29,479           588,696
    *Measurement Specialties, Inc. ..................................         74,830         2,335,444
    *MEMSIC, Inc. ...................................................         13,904            39,070
    *Mercury Computer Systems, Inc. .................................        202,627         2,958,354
     Mesa Laboratories, Inc. ........................................         31,800         1,184,232
     Methode Electronics, Inc. ......................................        230,645         2,142,692
    #Micrel, Inc. ...................................................        523,771         5,771,956
   #*Mindspeed Technologies, Inc. ...................................        198,938         1,106,095
   #*MIPS Technologies, Inc. ........................................        435,974         2,393,497
     Mocon, Inc. ....................................................         63,175           983,635
     ModusLink Global Solutions, Inc. ...............................        200,546           838,282
    *MoneyGram International, Inc. ..................................        332,493           851,182
    *Monolithic Power Systems, Inc. .................................        283,490         3,532,285
    *Monotype Imaging Holdings, Inc. ................................        190,936         2,591,002
    *MoSys, Inc. ....................................................        147,227           569,768
   #*Move, Inc. .....................................................      1,380,603         2,540,310
    *MRV Communications, Inc. .......................................      1,232,392         1,577,462
    #MTS Systems Corp. ..............................................        170,976         6,269,690
   #*Multi-Fineline Electronix, Inc. ................................        170,447         3,910,054
    *Nanometrics, Inc. ..............................................        158,171         2,669,926
    *NAPCO Security Technologies, Inc. ..............................        307,597           639,802
    *NCI, Inc. Class A ..............................................         49,905           681,203
   #*NetList, Inc. ..................................................        105,195           167,260
   #*NetScout Systems, Inc. .........................................        317,575         5,205,054
    *Network Engines, Inc. ..........................................        348,071           449,012
    *Network Equipment Technologies, Inc. ...........................        163,037           311,401
    *Newport Corp. ..................................................        202,013         2,797,880
    *Newtek Business Services, Inc. .................................        243,027           301,353
   #*NIC, Inc. ......................................................        605,136         8,356,928
    *Novatel Wireless, Inc. .........................................        174,669           693,436
    *NumereX Corp. Class A ..........................................         74,379           591,313

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
   #*Oclaro, Inc. ...................................................        237,093   $       974,452
    *Omtool, Ltd. ...................................................         30,770            92,310
    *Online Resources Corp. .........................................        247,388           663,000
   #*Onvia, Inc. ....................................................          6,308            18,356
   #*Openwave Systems, Inc. .........................................        338,417           524,546
    *Oplink Communications, Inc. ....................................        105,139         1,705,355
    #OPNET Technologies, Inc. .......................................        203,834         8,915,699
    *Opnext, Inc. ...................................................        217,729           216,074
     OPTi, Inc. .....................................................        118,200           203,304
     Optical Cable Corp. ............................................         55,836           199,893
    *ORBCOMM, Inc. ..................................................        142,368           391,512
    *OSI Systems, Inc. ..............................................        150,502         6,667,239
   #*Overland Storage, Inc. .........................................         40,733            96,537
    *PAR Technology Corp. ...........................................        132,150           481,026
     Park Electrochemical Corp. .....................................        186,835         5,287,430
   #*ParkerVision, Inc. .............................................        171,061           141,981
    *PC Connection, Inc. ............................................        108,781           908,321
    *PC Mall, Inc. ..................................................        117,011           616,648
    *PC-Tel, Inc. ...................................................        184,240         1,333,898
    *PDF Solutions, Inc. ............................................        151,007           780,706
    *Perceptron, Inc. ...............................................         38,679           218,730
    *Perficient, Inc. ...............................................        176,256         1,679,720
    *Performance Technologies, Inc. .................................        102,658           187,864
    *Pericom Semiconductor Corp. ....................................        223,814         1,900,181
    *Pervasive Software, Inc. .......................................        187,100         1,165,633
    *PFSweb, Inc. ...................................................         24,219           108,017
    *Photronics, Inc. ...............................................        432,867         2,714,076
    *Pixelworks, Inc. ...............................................         58,234           129,279
    *Planar Systems, Inc. ...........................................        162,480           313,586
   #*Plexus Corp. ...................................................         56,807         1,459,940
    *PLX Technology, Inc. ...........................................        164,543           534,765
    #Power Integrations, Inc. .......................................         21,016           748,800
   #*Power-One, Inc. ................................................        508,579         2,517,466
    *Powerwave Technologies, Inc. ...................................        171,797           620,188
   #*Presstek, Inc. .................................................        128,117            97,369
    *PRGX Global, Inc. ..............................................        118,817           634,483
    *PROS Holdings, Inc. ............................................         74,857         1,187,232
    #Pulse Electronics Corp. ........................................        100,037           353,131
     QAD, Inc. Class A ..............................................        124,823         1,442,954
     QAD, Inc. Class B ..............................................         31,205           365,723
    *Qualstar Corp. .................................................         90,434           174,538
   #*Quantum Corp. ..................................................      1,914,756         4,997,513
   #*QuickLogic Corp. ...............................................        255,504           784,397
    *QuinStreet, Inc. ...............................................         33,130           380,664
    *RadiSys Corp. ..................................................        210,284         1,232,264
    *Rainmaker Systems, Inc. ........................................          1,126             1,036
    *Ramtron International Corp. ....................................        232,136           554,805
     RealNetworks, Inc. .............................................        305,261         2,979,347
    *Reis, Inc. .....................................................         85,111           832,386
    *Relm Wireless Corp. ............................................         37,546            37,533
   #*Research Frontiers, Inc. .......................................          6,000            23,520
    *RF Industries, Ltd. ............................................         54,002           170,646
    *RF Monolithics, Inc. ...........................................         83,600            80,256
     Richardson Electronics, Ltd. ...................................        131,104         1,703,041
   #*RightNow Technologies, Inc. ....................................        176,488         7,590,749
     Rimage Corp. ...................................................         86,339           958,363
    *Rofin-Sinar Technologies, Inc. .................................        133,726         3,476,876
    *Rogers Corp. ...................................................        106,376         4,592,252
   #*Rosetta Stone, Inc. ............................................         83,186           826,037
   #*Rubicon Technology, Inc. .......................................        109,174         1,137,593
    *Rudolph Technologies, Inc. .....................................        267,647         1,972,558

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *S1 Corp. .......................................................        564,366   $     5,491,281
    *Saba Software, Inc. ............................................        111,538           774,074
    *Sanmina-SCI Corp. ..............................................         31,236           275,189
   #*ScanSource, Inc. ...............................................        236,107         8,207,079
    *Schmitt Industries, Inc. .......................................         17,800            66,483
    *Scientific Learning Corp. ......................................        104,088           362,226
    *SeaChange International, Inc. ..................................        265,323         2,239,326
    *Selectica, Inc. ................................................         26,569           101,494
    *Sevcon, Inc. ...................................................         56,400           346,860
    *ShoreTel, Inc. .................................................        216,996         1,269,427
   #*Sigma Designs, Inc. ............................................        144,137         1,202,103
    *Sigmatron International, Inc. ..................................         18,200            68,068
    *Silicon Graphics International Corp. ...........................        107,945         1,560,885
    *Silicon Image, Inc. ............................................        349,398         2,250,123
    *Simulations Plus, Inc. .........................................        123,672           379,673
   #*Smith Micro Software, Inc. .....................................        157,813           184,641
    *Soapstone Networks, Inc. .......................................        134,773               674
   #*Sonic Foundry, Inc. ............................................         24,133           226,126
   #*Sonus Networks, Inc. ...........................................      1,170,243         3,101,144
    *Soundbite Communications, Inc. .................................          1,608             4,084
   #*Sourcefire, Inc. ...............................................        145,030         3,995,576
    *Spansion, Inc. Class A .........................................         80,336           826,657
   #*Spark Networks, Inc. ...........................................         37,163           115,205
    *Spire Corp. ....................................................         86,511           108,139
    *SRS Labs, Inc. .................................................         97,011           681,987
   #*Stamps.com, Inc. ...............................................        153,441         4,996,039
    *Standard Microsystems Corp. ....................................        211,838         5,245,109
    *StarTek, Inc. ..................................................        131,000           307,850
   #*STEC, Inc. .....................................................        446,325         5,052,399
    *Steel Excel, Inc. ..............................................         73,656         1,915,043
   #*Stratasys, Inc. ................................................        182,577         5,119,459
   #*Stream Global Services, Inc. ...................................          5,531            17,312
    *Super Micro Computer, Inc. .....................................        184,012         2,944,192
    *Supertex, Inc. .................................................        127,305         2,350,050
    *Support.com, Inc. ..............................................        235,849           497,641
    *Sycamore Networks, Inc. ........................................        138,348         2,659,049
    *Symmetricom, Inc. ..............................................        449,992         2,317,459
   #*Synaptics, Inc. ................................................         83,757         2,830,149
   #*Synchronoss Technologies, Inc. .................................         57,927         1,741,286
    *Taitron Components, Inc. .......................................          9,373             8,717
    #Technical Communications Corp. .................................          7,300            57,013
    *TechTarget, Inc. ...............................................        122,778           909,785
    *Tekelec ........................................................        111,559         1,095,509
    *TeleCommunication Systems, Inc. Class A ........................        359,746         1,187,162
   #*TeleNav, Inc. ..................................................         57,241           490,555
    *TeleTech Holdings, Inc. ........................................          3,660            63,977
     Telular Corp. ..................................................        112,189           672,012
     Tessco Technologies, Inc. ......................................         64,956           904,188
    *Tessera Technologies, Inc. .....................................        132,759         1,828,091
     TheStreet, Inc. ................................................        239,307           461,863
   #*THQ, Inc. ......................................................        299,346           637,607
    *Tier Technologies, Inc. ........................................        169,900           598,048
    *TII Network Technologies, Inc. .................................         57,160           105,746
    *TNS, Inc. ......................................................        209,978         4,100,870
    *Transact Technologies, Inc. ....................................         90,009           693,969
    *TranSwitch Corp. ...............................................         39,152            88,875
   #*Travelzoo, Inc. ................................................         72,995         2,325,621
   #*Trident Microsystems, Inc. .....................................         79,221            42,779
    *Trio-Tech International ........................................          3,392             8,412
    *Triquint Semiconductor, Inc. ...................................        180,341           959,414
    *TSR, Inc. ......................................................         60,552           252,805

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *TTM Technologies, Inc. .........................................        205,356   $     2,293,827
   #*Tyler Technologies, Inc. .......................................        364,519        11,507,865
    *Ultimate Software Group, Inc. ..................................         39,723         2,390,530
   #*Ultra Clean Holdings, Inc. .....................................        106,967           586,179
    *Ultratech, Inc. ................................................        191,355         4,171,539
     United Online, Inc. ............................................        721,582         4,264,550
   #*USA Technologies, Inc. .........................................          7,207            10,522
    *UTStarcom Holdings Corp. .......................................        323,180           462,147
    *Vertro, Inc. ...................................................            519               877
    *Viasystems Group, Inc. .........................................         34,340           707,061
    *Vicon Industries, Inc. .........................................         45,650           152,928
    *Video Display Corp. ............................................         85,637           353,681
   #*VirnetX Holding Corp. ..........................................        245,973         5,300,718
    *Virtusa Corp. ..................................................        209,087         3,406,027
    *Vocus, Inc. ....................................................         66,446         1,354,169
   #*Volterra Semiconductor Corp. ...................................        161,302         3,822,857
     Wayside Technology Group, Inc. .................................         30,941           371,292
   #*Web.com Group, Inc. ............................................        170,509         1,647,117
    *WebMediaBrands, Inc. ...........................................        267,844           168,152
    *Websense, Inc. .................................................        208,742         3,723,957
    *Westell Technologies, Inc. Class A .............................        435,126           874,603
   #*Winland Electronics, Inc. ......................................         20,500            12,095
    *Wireless Ronin Technologies, Inc. ..............................         25,855            35,938
   #*Wireless Telecom Group, Inc. ...................................        225,386           209,609
    *WPCS International, Inc. .......................................         14,426            33,180
    *XO Group, Inc. .................................................        192,440         1,776,221
    *X-Rite, Inc. ...................................................        173,067           780,532
    *Xyratex, Ltd. ..................................................          4,319            58,911
    *Zhone Technologies, Inc. .......................................         74,478            70,009
   #*Zix Corp. ......................................................        308,479           765,028
    *Zygo Corp. .....................................................         84,467         1,295,724
                                                                                       ---------------
Total Information Technology ........................................                      651,890,494
                                                                                       ---------------
Materials -- (4.2%)
     A. Schulman, Inc. ..............................................        271,343         5,728,051
    *A.M. Castle & Co. ..............................................        109,086         1,493,387
    *AEP Industries, Inc. ...........................................         66,061         1,785,629
    #AMCOL International Corp. ......................................        263,102         7,943,049
    *American Pacific Corp. .........................................         69,310           639,038
    #American Vanguard Corp. ........................................        160,744         1,988,403
    *Arabian American Development Co. ...............................         11,163            50,903
   #*Balchem Corp. ..................................................        233,875         8,622,971
     Boise, Inc. ....................................................        563,622         3,409,913
     Buckeye Technologies, Inc. .....................................        257,175         7,776,972
    *Calgon Carbon Corp. ............................................        303,566         4,841,878
    *Clearwater Paper Corp. .........................................        124,160         4,113,421
    *Contango ORE, Inc. .............................................          1,592            22,288
    *Continental Materials Corp. ....................................         14,518           157,230
    *Core Molding Technologies, Inc. ................................         52,210           453,705
     Deltic Timber Corp. ............................................        120,402         8,150,011
    *Detrex Corp. ...................................................         10,200            90,780
    *Ferro Corp. ....................................................        138,050           893,184
     Flamemaster Corp. ..............................................            189               978
    *Flotek Industries, Inc. ........................................         23,440           174,394
     Friedman Industries, Inc. ......................................         61,530           644,834
   #*General Moly, Inc. .............................................        300,918         1,035,158
    *Georgia Gulf Corp. .............................................        152,618         2,762,386
   #*Golden Minerals, Co. ...........................................         64,871           454,746
    #Hawkins, Inc. ..................................................        102,006         3,904,790
     Haynes International, Inc. .....................................         64,143         3,751,724
    *Headwaters, Inc. ...............................................        282,540           497,270

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
    *Horsehead Holding Corp. ........................................        197,015   $     1,710,090
     Innophos Holdings, Inc. ........................................        121,521         5,345,709
    *Innospec, Inc. .................................................        143,131         4,322,556
     Kaiser Aluminum Corp. ..........................................        122,311         5,682,569
    *KapStone Paper & Packaging Corp. ...............................        238,084         3,904,578
    #KMG Chemicals, Inc. ............................................         55,840           811,914
    #Koppers Holdings, Inc. .........................................        115,377         3,817,825
    *Landec Corp. ...................................................        255,738         1,588,133
    #Limoneira Co. ..................................................            348             6,038
   #*LSB Industries, Inc. ...........................................        120,945         4,285,081
    *Material Sciences Corp. ........................................        138,299         1,120,222
    *Materion Corp. .................................................        108,182         2,860,332
    *Mercer International, Inc. .....................................        212,975         1,465,268
    *Metals USA Holdings Corp. ......................................         50,763           552,809
     Minerals Technologies, Inc. ....................................          1,000            54,840
   #*Mines Management, Inc. .........................................         33,421            83,552
    *Mod-Pac Corp. ..................................................         26,617           157,573
     Myers Industries, Inc. .........................................        293,835         3,590,664
    *Nanophase Technologies Corp. ...................................          1,441               663
     Neenah Paper, Inc. .............................................         82,508         1,361,382
     NL Industries, Inc. ............................................        237,580         3,454,413
    *Noranda Aluminum Holding Corp. .................................         19,557           181,098
    *Northern Technologies International Corp. ......................         38,414           557,003
     Olympic Steel, Inc. ............................................         78,769         1,610,826
    *OM Group, Inc. .................................................         45,016         1,301,413
   #*Omnova Solutions, Inc. .........................................        225,701           999,855
    #P.H. Glatfelter Co. ............................................        406,348         6,095,220
    *Penford Corp. ..................................................        111,920           571,911
     PolyOne Corp. ..................................................        289,844         3,243,354
     Quaker Chemical Corp. ..........................................         94,789         3,297,709
    *RTI International Metals, Inc. .................................        153,526         4,051,551
   #*Senomyx, Inc. ..................................................        271,234         1,236,827
   #*Solitario Exploration & Royalty Corp. ..........................          2,939             5,202
    *Spartech Corp. .................................................        278,743         1,131,697
     Stepan Co. .....................................................         85,522         6,609,995
   #*STR Holdings, Inc. .............................................         69,387           593,259
    *Synalloy Corp. .................................................         57,753           577,530
    #Texas Industries, Inc. .........................................         45,802         1,374,060
   #*U.S. Energy Corp. ..............................................         71,870           224,953
   #*U.S. Gold Corp. ................................................        352,745         1,601,462
    *UFP Technologies, Inc. .........................................         11,800           177,944
   #*United States Lime & Minerals, Inc. ............................         61,645         3,390,475
    *Universal Stainless & Alloy Products, Inc. .....................         55,174         2,077,301
    *Verso Paper Corp. ..............................................          6,475            11,849
     Vulcan International Corp. .....................................          8,251           345,511
     Wausau Paper Corp. .............................................        481,848         3,613,860
    *Webco Industries, Inc. .........................................          3,750           455,625
    *Williams Industries, Inc. ......................................          5,800             9,918
     Zep, Inc. ......................................................        110,220         1,679,753
   #*Zoltek Cos., Inc. ..............................................        270,879         1,963,873
                                                                                       ---------------
Total Materials .....................................................                      166,554,338
                                                                                       ---------------
Other -- (0.0%)
   .*All American Group, Inc. Escrow Shares .........................        117,100                --
    .Avigen, Inc. Escrow Shares .....................................        234,123                --
   .*Big 4 Ranch, Inc. ..............................................         35,000                --
   .*Concord Camera Corp. Escrow Shares .............................         49,560                --
   .*DLB Oil & Gas, Inc. Escrow Shares ..............................          7,600                --
  .#*Endo Pharmaceuticals Solutions .................................        203,104           223,414
   .*EquiMed, Inc. ..................................................            132                --
   .*Gerber Scientific, Inc. Escrow Shares ..........................        214,642                --

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Other -- (Continued)
   .*iGo, Inc. Escrow Shares ........................................         11,200   $            --
   .*MAIR Holdings, Inc. Escrow Shares ..............................        151,940                --
   .*Petrocorp, Inc. Escrow Shares ..................................         37,100             2,226
   .*Voyager Learning Co. Escrow Shares .............................         27,100                --
                                                                                       ---------------
Total Other .........................................................                          225,640
                                                                                       ---------------
Telecommunication Services -- (1.1%)
    #Atlantic Tele-Network, Inc. ....................................         76,853         2,916,571
    *Cbeyond, Inc. ..................................................        152,443         1,256,130
    *Cincinnati Bell, Inc. ..........................................      1,074,154         3,458,776
   #*Cogent Communications Group, Inc. ..............................        111,287         1,786,156
    #Consolidated Communications Holdings, Inc. .....................        181,049         3,418,205
   #*FiberTower Corp. ...............................................         52,936            50,819
    *General Communications, Inc. Class A ...........................        401,535         3,794,506
     HickoryTech Corp. ..............................................        136,674         1,525,282
    *ICTC Group, Inc. ...............................................              8               290
     IDT Corp. Class B ..............................................        201,788         2,320,562
   #*Iridium Communications, Inc. ...................................        227,549         1,447,212
   #*Level 3 Communications, Inc. ...................................         34,516           921,232
    *Lynch Interactive Corp. ........................................              1             1,391
    *Neutral Tandem, Inc. ...........................................        162,024         1,707,733
     NTELOS Holdings Corp. ..........................................        220,504         4,193,986
    *PAETEC Holding Corp. ...........................................        485,592         2,661,044
   #*Pendrell Corp. .................................................         12,505            31,012
    *Premiere Global Services, Inc. .................................        621,726         5,632,838
    *Primus Telecommunications Group, Inc. ..........................          1,027            12,067
   #*Shenandoah Telecommunications Co. ..............................         82,006         1,112,001
     SureWest Communications ........................................        127,967         1,467,781
    #USA Mobility, Inc. .............................................        128,226         1,675,914
    *Vonage Holdings Corp. ..........................................        592,388         1,984,500
    *Warwick Valley Telephone Co. ...................................         54,283           654,110
                                                                                       ---------------
Total Telecommunication Services ....................................                       44,030,118
                                                                                       ---------------
Utilities -- (1.6%)
    *AMEN Properties, Inc. ..........................................            123            55,350
    #American States Water Co. ......................................        161,723         5,650,602
    #Artesian Resources Corp. .......................................         16,087           292,783
   #*Cadiz, Inc. ....................................................         18,828           180,937
     California Water Service Group .................................        233,865         4,342,873
    #Central Vermont Public Service Corp. ...........................        123,900         4,382,343
     CH Energy Group, Inc. ..........................................        129,612         7,155,879
    #Chesapeake Utilities Corp. .....................................         81,342         3,448,087
     Connecticut Water Services, Inc. ...............................         85,434         2,284,505
    #Consolidated Water Co., Ltd. ...................................          7,966            73,924
     Delta Natural Gas Co., Inc. ....................................         20,000           645,000
   #*Dynegy, Inc. ...................................................        344,662         1,264,910
     Empire District Electric Co. ...................................        293,532         5,861,834
     Gas Natural, Inc. ..............................................         20,063           220,693
    *Genie Energy, Ltd. Class B .....................................        201,788         1,674,840
    #Laclede Group, Inc. ............................................        102,962         4,130,835
    #MGE Energy, Inc. ...............................................        196,967         8,595,640
    #Middlesex Water Co. ............................................        113,933         2,159,030
    #Otter Tail Corp. ...............................................        192,813         3,742,500
     Pennichuck Corp. ...............................................          3,778           107,484
     RGC Resources, Inc. ............................................          9,396           168,752
    #SJW Corp. ......................................................        176,422         4,107,104
    *Synthesis Energy Systems, Inc. .................................         17,851            27,491
    #Unitil Corp. ...................................................         89,280         2,381,098

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
    #York Water Co. .................................................         56,880   $       966,960
                                                                                       ---------------
Total Utilities .....................................................                       63,921,454
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    3,252,366,559
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
    *Accuride Corp. Warrants 02/26/12 ...............................         25,533               319
   .*Capital Bank Corp. Rights Contingent Value Rights ..............         12,543                --
   .*Contra Pharmacopeia Contingent Value Rights ....................         90,551                --
   .*Emergent Biosolutions, Inc. Contingent Value Rights ............         10,785                --
   .*Ligand Pharmaceuticals, Inc. Class B Contingent Value
        Rights ......................................................        486,968                --
   .*U.S. Concrete, Inc. Warrants A 08/31/17 ........................         15,030                --
   .*U.S. Concrete, Inc. Warrants B 08/31/17 ........................         15,030                --
    *Valley National Bancorp Warrants 06/30/15 ......................            974             2,094
    *Zion Oil & Gas, Inc. Warrants 08/15/12 .........................          2,138               641
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                            3,054
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (17.4%)
  (S)@DFA Short Term Investment Fund ................................    683,522,579       683,522,579
     @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/11 (Collateralized by $1,971,795 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
        10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
        maturities ranging from 06/01/26 to 06/01/41, valued at
        $1,978,882) to be repurchased at $1,914,370 .................   $      1,914         1,914,364
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      685,436,943
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,600,655,911) ............................................                  $ 3,937,806,556
                                                                                       ===============

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (78.3%)
Real Estate Investment Trusts -- (78.3%)
    #Acadia Realty Trust ............................................        368,346   $     7,632,129
    #Agree Realty Corp. .............................................         83,014         1,984,865
    #Alexander's, Inc. ..............................................         48,481        21,026,210
    #Alexandria Real Estate Equities, Inc. ..........................        521,795        34,485,432
    #American Campus Communities, Inc. ..............................        591,013        23,008,136
    #Apartment Investment & Management Co. Class A ..................      1,070,880        26,418,610
     Ashford Hospitality Trust ......................................        508,414         4,524,885
    #Associated Estates Realty Corp. ................................        342,776         5,820,336
    #AvalonBay Communities, Inc. ....................................        799,309       106,859,620
    #BioMed Realty Trust, Inc. ......................................      1,115,710        20,205,508
    #Boston Properties, Inc. ........................................      1,282,000       126,905,180
    #Brandywine Realty Trust ........................................      1,222,374        11,135,827
    #BRE Properties, Inc. ...........................................        604,452        30,295,134
     Camden Property Trust ..........................................        616,784        37,401,782
    #CapLease, Inc. .................................................        173,471           678,272
    #CBL & Associates Properties, Inc. ..............................      1,200,256        18,459,937
    #Cedar Shopping Centers, Inc. ...................................        519,560         1,906,785
     Cogdell Spencer, Inc. ..........................................        412,016         1,664,545
    #Colonial Properties Trust ......................................        691,392        14,021,430
     CommonWealth REIT ..............................................        660,412        12,778,972
    #Corporate Office Properties Trust ..............................        588,235        14,264,699
    #Cousins Properties, Inc. .......................................        809,738         5,311,881
     CubeSmart ......................................................        803,076         7,878,176
    #DCT Industrial Trust, Inc. .....................................      2,042,028        10,128,459
    #DDR Corp. ......................................................      2,169,519        27,791,538
    #DiamondRock Hospitality Co. ....................................      1,372,536        12,421,451
    #Digital Realty Trust, Inc. .....................................        820,928        51,168,442
    #Douglas Emmett, Inc. ...........................................      1,030,607        20,096,837
    #Duke Realty Corp. ..............................................      2,155,660        26,471,505
    #DuPont Fabros Technology, Inc. .................................        530,789        11,035,103
    #EastGroup Properties, Inc. .....................................        247,004        10,771,844
     Education Realty Trust, Inc. ...................................        597,720         5,528,910
    #Entertainment Properties Trust .................................        398,314        17,844,467
    #Equity Lifestyle Properties, Inc. ..............................        305,149        20,179,503
    #Equity One, Inc. ...............................................        650,836        11,161,837
    #Equity Residential .............................................      2,602,656       152,723,854
    #Essex Property Trust, Inc. .....................................        278,971        39,825,900
    #Excel Trust, Inc. ..............................................         83,535           877,953
    #Extra Space Storage, Inc. ......................................        761,021        17,145,803
    #Federal Realty Investment Trust ................................        562,878        49,961,051
   #*FelCor Lodging Trust, Inc. .....................................        971,324         2,923,685
   #*First Industrial Realty Trust, Inc. ............................        679,809         6,696,119
    #First Potomac Realty Trust .....................................        412,988         5,868,559
    #Franklin Street Properties Corp. ...............................        425,387         5,402,415
    #General Growth Properties, Inc. ................................      3,768,676        55,399,537
    #Getty Realty Corp. .............................................        116,395         1,855,336
    #Gladstone Commercial Corp. .....................................         19,812           333,436
     Glimcher Realty Trust ..........................................        816,029         7,474,826
    #Government Properties Income Trust .............................        235,918         5,551,151
    #HCP, Inc. ......................................................      3,359,192       133,863,801
    #Health Care REIT, Inc. .........................................      1,480,401        78,002,329
     Healthcare Realty Trust, Inc. ..................................        636,630        12,025,941
     Hersha Hospitality Trust .......................................      1,288,323         5,681,504
    #Highwoods Properties, Inc. .....................................        655,670        20,312,657
    *HMG Courtland Properties, Inc. .................................          2,600             8,723
    #Home Properties, Inc. ..........................................        394,411        23,230,808
    #Hospitality Properties Trust ...................................      1,129,465        27,141,044
    #Host Hotels & Resorts, Inc. ....................................      6,093,286        86,951,191

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Real Estate Investment Trusts -- (Continued)
    #Inland Real Estate Corp. .......................................        733,046   $     5,497,845
    #Investors Real Estate Trust ....................................        159,784         1,183,999
    #Kilroy Realty Corp. ............................................        482,302        17,695,660
    #Kimco Realty Corp. .............................................      3,688,342        64,435,335
    #Kite Realty Group Trust ........................................        556,940         2,300,162
    #LaSalle Hotel Properties .......................................        701,968        16,784,055
    #Lexington Realty Trust .........................................      1,159,169         9,111,068
    #Liberty Property Trust .........................................      1,044,979        33,439,328
    #LTC Properties, Inc. ...........................................        133,745         3,793,008
    #Macerich Co. (The) .............................................      1,112,431        55,354,567
    #Mack-Cali Realty Corp. .........................................        740,084        20,766,757
     Medical Properties Trust, Inc. .................................        947,561         9,570,366
     MHI Hospitality Corp. ..........................................         78,466           179,687
    #Mid-America Apartment Communities, Inc. ........................        306,430        19,121,232
     Mission West Properties, Inc. ..................................        183,606         1,428,455
    #Monmouth Real Estate Investment Corp. Class A ..................        271,293         2,278,861
   #*MPG Office Trust, Inc. .........................................        384,874           919,849
    #National Health Investors, Inc. ................................         65,534         2,928,714
    #National Retail Properties, Inc. ...............................        776,932        21,171,397
    #Omega Healthcare Investors, Inc. ...............................        850,512        15,105,093
     One Liberty Properties, Inc. ...................................        102,255         1,662,666
    #Parkway Properties, Inc. .......................................        201,129         2,584,508
    #Pennsylvania REIT ..............................................        448,526         4,601,877
    #Piedmont Office Realty Trust, Inc. .............................      1,425,836        24,210,695
    #Post Properties, Inc. ..........................................        446,316        18,334,661
    #ProLogis, Inc. .................................................      3,786,798       112,695,108
    #PS Business Parks, Inc. ........................................        185,863         9,893,487
    #Public Storage .................................................      1,324,670       170,948,664
    #Ramco-Gershenson Properties Trust ..............................        305,443         2,947,525
    #Realty Income Corp. ............................................      1,097,070        36,653,109
    #Regency Centers Corp. ..........................................        750,677        30,747,730
    #Retail Opportunity Investments Corp. ...........................        141,274         1,610,524
    *Roberts Realty Investors, Inc. .................................         47,739            76,382
     Sabra Health Care REIT, Inc. ...................................        255,427         2,623,235
     Saul Centers, Inc. .............................................        141,146         5,058,673
     Senior Housing Properties Trust ................................      1,254,419        28,149,162
    #Simon Property Group, Inc. .....................................      2,680,150       344,238,466
    #SL Green Realty Corp. ..........................................        733,470        50,602,095
    #Sovran Self Storage, Inc. ......................................        247,528        10,940,738
   #*Strategic Hotels & Resorts, Inc. ...............................      1,371,987         7,806,606
    #Sun Communities, Inc. ..........................................        168,503         6,416,594
    *Sunstone Hotel Investors, Inc. .................................        976,425         6,786,154
    *Supertel Hospitality, Inc. .....................................        175,177           131,383
    #Tanger Factory Outlet Centers, Inc. ............................        740,796        20,860,815
     Taubman Centers, Inc. ..........................................        501,718        30,720,193
     UDR, Inc. ......................................................      1,759,117        43,854,787
    #UMH Properties, Inc. ...........................................        103,297         1,037,102
     Universal Health Realty Income Trust ...........................        107,170         4,069,245
    #Urstadt Biddle Properties, Inc. ................................         76,760         1,298,012
    #Urstadt Biddle Properties, Inc. Class A ........................        174,151         3,106,854
    #Ventas, Inc. ...................................................      2,279,264       126,749,871
    #Vornado Realty Trust ...........................................      1,508,390       124,909,776
    #Washington REIT ................................................        570,992        16,535,928
     Weingarten Realty Investors ....................................      1,049,531        24,359,615
    #Whitestone REIT Class B ........................................          3,708            43,384
     Winthrop Realty Trust ..........................................        226,059         2,045,834
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    3,080,902,766
                                                                                       ---------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares ........................................................     16,634,679   $    16,634,679
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (21.3%)
(S)@DFA Short Term Investment Fund ..................................    831,111,524       831,111,524
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
      11/01/11 (Collateralized by $5,834,067 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
      10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
      maturities ranging from 06/01/26 to 06/01/41, valued at
      $5,855,036) to be repurchased at $5,664,162 ...................   $      5,664         5,664,143
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      836,775,667
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,212,200,140) ............................................                  $ 3,934,313,112
                                                                                       ===============

                        LARGE CAP INTERNATIONAL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (88.3%)
AUSTRALIA -- (7.0%)
     Adelaide Brighton, Ltd. ........................................         74,781   $       223,767
     AGL Energy, Ltd. ...............................................         61,586           927,920
     Alumina, Ltd. ..................................................        400,193           609,617
     Amcor, Ltd. ....................................................        157,206         1,150,153
     Amcor, Ltd. Sponsored ADR ......................................          1,068            31,175
    #AMP, Ltd. ......................................................        433,104         1,930,799
     Ansell, Ltd. ...................................................         21,569           315,473
     APA Group, Ltd. ................................................         59,033           269,218
    *Aquarius Platinum, Ltd. ........................................         71,827           210,710
   #*Aquila Resources, Ltd. .........................................         14,377            89,262
    #Aristocrat Leisure, Ltd. .......................................         37,760            89,395
     Asciano Group, Ltd. ............................................        464,560           742,651
    *Aston Resources, Ltd. ..........................................          5,951            65,300
     ASX, Ltd. ......................................................         29,119           934,966
    #Atlas Iron, Ltd. ...............................................        105,965           343,684
     Australia & New Zealand Banking Group, Ltd. ....................        404,534         9,140,990
    #Bank of Queensland, Ltd. .......................................         29,314           257,759
     Bendigo Bank, Ltd. .............................................         71,925           710,210
     BHP Billiton, Ltd. .............................................        294,474        11,527,036
    #BHP Billiton, Ltd. Sponsored ADR ...............................         94,000         7,339,520
    #Boral, Ltd. ....................................................        139,914           571,143
     Brambles, Ltd. .................................................        207,302         1,433,060
     Caltex Australia, Ltd. .........................................         21,604           300,035
     Campbell Brothers, Ltd. ........................................          9,873           475,285
     Challenger, Ltd. ...............................................         79,173           377,429
     Coca-Cola Amatil, Ltd. .........................................         77,202           996,586
    #Cochlear, Ltd. .................................................          8,260           507,166
    #Commonwealth Bank of Australia NL ..............................        226,423        11,631,325
     Computershare, Ltd. ............................................         65,050           514,085
     Consolidated Media Holdings, Ltd. ..............................         28,238            77,559
     Crown, Ltd. ....................................................         72,744           612,973
     CSL, Ltd. ......................................................         81,886         2,466,315
    #David Jones, Ltd. ..............................................         65,645           231,737
   #*Downer EDI, Ltd. ...............................................         10,530            33,440
     DUET Group, Ltd. ...............................................         65,645           114,404
    *Echo Entertainment Group, Ltd. .................................        117,990           457,981
    #Fairfax Media, Ltd. ............................................        401,382           389,200
    #Flight Centre, Ltd. ............................................          4,400            91,360
     Fortescue Metals Group, Ltd. ...................................        189,041           949,520
    #Foster's Group, Ltd. ...........................................        275,027         1,538,157
    *Gloucester Coal, Ltd. ..........................................          5,995            42,789
    #Harvey Norman Holdings, Ltd. ...................................         72,052           163,184
     Iluka Resources, Ltd. ..........................................         64,726         1,076,047
     Incitec Pivot, Ltd. ............................................        287,829         1,042,553
     Insurance Australia Group, Ltd. ................................        363,018         1,196,814
    *James Hardie Industries SE .....................................         62,750           406,425
    *James Hardie Industries SE Sponsored ADR .......................            500            16,215
    #JB Hi-Fi, Ltd. .................................................         10,471           172,813
    #Leighton Holdings, Ltd. ........................................         22,500           511,140
     Lend Lease Group NL ............................................         92,656           753,876
     Macarthur Coal, Ltd. ...........................................         32,623           553,154
     Macquarie Group, Ltd. ..........................................         56,726         1,460,478
     MAP Group, Ltd. ................................................         61,718           220,227
   #*Mesoblast, Ltd. ................................................         16,312           138,684
     Metcash, Ltd. ..................................................        112,673           493,069
     Mineral Resources, Ltd. ........................................         17,001           199,334
     Mirvac Group ...................................................        228,204           298,829
    #Monadelphous Group, Ltd. .......................................          5,975           113,640

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    #Mount Gibson Iron, Ltd. ........................................         26,314   $        42,088
    #National Australia Bank, Ltd. ..................................        351,947         9,400,269
     New Hope Corp., Ltd. ...........................................         25,495           157,821
    #Newcrest Mining, Ltd. ..........................................        114,112         4,032,914
     Oil Search, Ltd. ...............................................        178,303         1,216,415
    #OneSteel, Ltd. .................................................        256,949           326,781
     Orica, Ltd. ....................................................         54,546         1,477,405
    #Origin Energy, Ltd. ............................................        182,547         2,750,868
     OZ Minerals, Ltd. ..............................................         70,998           852,597
   #*Paladin Energy, Ltd. ...........................................         95,742           146,210
   #*PanAust, Ltd. ..................................................         76,201           257,491
    #Platinum Asset Mangement, Ltd. .................................         18,543            77,851
     Primary Health Care, Ltd. ......................................         51,678           179,867
   #*Qantas Airways, Ltd. ...........................................        167,044           279,366
    #QBE Insurance Group, Ltd. ......................................        161,412         2,484,595
     Ramsay Health Care, Ltd. .......................................         18,451           362,697
     Reece Australia, Ltd. ..........................................          7,983           156,992
    *Rio Tinto, Ltd. ................................................         66,270         4,757,782
     Santos, Ltd. ...................................................        147,146         1,987,292
    #Seek, Ltd. .....................................................         33,676           218,325
     Seven Group Holdings, Ltd. .....................................          4,577            36,771
     Seven West Media, Ltd. .........................................         50,121           187,767
    #Sims Metal Management, Ltd. ....................................         28,485           416,080
     Sonic Healthcare, Ltd. .........................................         58,091           671,260
     SP Ausnet, Ltd. ................................................        197,327           205,750
     Suncorp Group, Ltd. ............................................        228,131         2,047,450
    #TABCorp. Holdings, Ltd. ........................................        126,449           388,804
     Tatts Group, Ltd. ..............................................        313,157           761,880
     Telstra Corp., Ltd. ............................................        618,888         2,009,484
     Toll Holdings, Ltd. ............................................        136,698           690,474
     Transurban Group, Ltd. .........................................        179,475           984,505
    *Treasury Wine Estates, Ltd. ....................................         93,312           364,334
     UGL, Ltd. ......................................................         25,177           348,340
     Washington H. Soul Pattinson & Co., Ltd. .......................         14,171           204,944
     Wesfarmers, Ltd. ...............................................        154,135         5,229,558
    #Westpac Banking Corp. ..........................................        370,419         8,596,005
    #Westpac Banking Corp. Sponsored ADR ............................         18,701         2,177,731
     Whitehaven Coal, Ltd. ..........................................         49,479           306,135
     Woodside Petroleum, Ltd. .......................................         90,844         3,459,060
     Woolworths, Ltd. ...............................................        174,219         4,355,084
     WorleyParsons, Ltd. ............................................         25,032           726,545
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                      134,871,223
                                                                                       ---------------
AUSTRIA -- (0.2%)
     Andritz AG .....................................................          5,086           449,564
     Erste Group Bank AG ............................................         29,519           629,300
     EVN AG .........................................................            626             9,071
     OMV AG .........................................................         28,982         1,009,916
    #Raiffeisen Bank International AG ...............................          7,534           209,088
    *Strabag SE .....................................................          3,236            99,502
     Telekom Austria AG .............................................         39,391           446,819
     Telekom Austria AG ADR .........................................          2,400            55,100
    #Verbund AG .....................................................         10,202           296,246
     Vienna Insurance Group AG Wiener Versicherung Gruppe ...........          5,362           224,843
     Voestalpine AG .................................................         15,969           548,678
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                        3,978,127
                                                                                       ---------------
BELGIUM -- (0.7%)
     Ageas SA .......................................................        386,977           775,760
     Anheuser-Busch InBev NV ........................................         85,270         4,728,746
     Anheuser-Busch InBev NV Sponsored ADR ..........................         29,297         1,625,105

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BELGIUM -- (Continued)
    #Bekaert SA .....................................................          5,811   $       257,913
     Belgacom SA ....................................................         20,072           606,953
    #Colruyt SA .....................................................          9,985           410,223
     Delhaize Group SA ..............................................          6,357           415,241
    #Delhaize Group SA Sponsored ADR ................................         10,806           705,956
     KBC Groep NV ...................................................         24,209           536,857
     Mobistar SA ....................................................          3,728           212,143
    #Solvay SA ......................................................          9,637           981,719
     Telenet Group Holding NV .......................................          6,395           246,656
     UCB SA .........................................................         16,319           716,969
     Umicore SA .....................................................         17,202           735,887
                                                                                       ---------------
TOTAL BELGIUM .......................................................                       12,956,128
                                                                                       ---------------
CANADA -- (9.9%)
     Agnico-Eagle Mines, Ltd. .......................................         23,350         1,012,946
     Agrium, Inc. ...................................................         25,100         2,069,444
     Alamos Gold, Inc. ..............................................          4,000            74,041
     Alimentation Couche-Taro, Inc. Class B .........................         15,900           478,555
    #AltaGas, Ltd. ..................................................         16,500           486,847
    #ARC Resources, Ltd. ............................................         43,228         1,099,403
     Astral Media, Inc. Class A .....................................          6,100           209,423
     Atco, Ltd. Class I .............................................          4,600           280,961
    #Bank of Montreal ...............................................        100,316         5,926,872
     Bank of Nova Scotia ............................................        154,227         8,127,960
    #Barrick Gold Corp. .............................................        148,900         7,351,261
    #Baytex Energy Corp. ............................................         14,111           745,933
    #BCE, Inc. ......................................................         38,673         1,532,952
     Bell Aliant, Inc. ..............................................         10,409           293,029
     Bombardier, Inc. Class A .......................................         17,435            73,466
    #Bombardier, Inc. Class B .......................................        200,700           829,580
    #Bonavista Energy Corp. .........................................         20,400           525,171
     Brookfield Asset Management, Inc. Class A ......................         71,349         2,064,414
    #Brookfield Properties Corp. ....................................         33,037           542,248
     CAE, Inc. ......................................................         39,436           420,572
     Cameco Corp. ...................................................         62,676         1,345,011
    #Canadian Imperial Bank of Commerce .............................         57,679         4,345,817
    #Canadian National Railway Co. ..................................         64,380         5,043,181
    *Canadian National Resources, Ltd. ..............................        168,536         5,945,047
    #Canadian Oil Sands, Ltd. .......................................         70,096         1,624,497
     Canadian Pacific Railway, Ltd. .................................         25,600         1,582,359
    #Canadian Tire Corp. Class A ....................................         14,320           855,967
    #Canadian Utilities, Ltd. Class A ...............................         14,600           882,518
     Canadian Western Bank ..........................................          1,300            37,171
     Capital Power Corp. ............................................          7,246           183,267
     Cenovus Energy, Inc. ...........................................        105,762         3,622,488
     Centerra Gold, Inc. ............................................         25,000           495,611
    *CGI Group, Inc. Class A ........................................         36,000           736,795
    #CI Financial Corp. .............................................         23,805           477,652
     Cogeco Cable, Inc. .............................................            700            33,309
    #Crescent Point Energy Corp. ....................................         37,074         1,583,386
     Dollarama, Inc. ................................................          7,100           267,261
     Eldorado Gold Corp. ............................................         67,000         1,259,002
    #Emera, Inc. ....................................................          4,303           141,296
     Empire Co., Ltd. Class A .......................................          3,871           236,629
    #Enbridge, Inc. .................................................         96,480         3,342,317
    #Encana Corp. ...................................................        114,479         2,483,106
    #Enerplus Corp. .................................................         29,855           830,279
     Ensign Energy Services, Inc. ...................................         25,100           377,476
     Fairfax Financial Holdings, Ltd. ...............................          3,200         1,337,691
     Finning International, Inc. ....................................         22,100           516,609
     First Capital Realty, Inc. .....................................         13,814           225,487

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *First Majestic Silver Corp. ....................................         14,200   $       241,190
     First Quantum Minerals, Ltd. ...................................         61,200         1,283,865
    #Fortis, Inc. ...................................................         26,007           879,294
     Franco-Nevada Corp. ............................................         13,725           543,767
     Genworth MI Canada, Inc. .......................................          9,000           198,646
     George Weston, Ltd. ............................................          9,467           656,208
     Gildan Activewear, Inc. ........................................         16,400           423,183
     Goldcorp, Inc. .................................................        119,317         5,805,743
     Great-West Lifeco, Inc. ........................................         45,100         1,004,032
     Groupe Aeroplan, Inc. ..........................................          3,571            41,129
     HudBay Minerals, Inc. ..........................................         32,398           354,940
     #Husky Energy, Inc. ............................................         48,800         1,252,864
     IAMGOLD Corp. ..................................................         57,600         1,238,393
    #IGM Financial, Inc. ............................................         16,400           708,157
     Imperial Oil, Ltd. .............................................         42,827         1,773,663
     Industrial Alliance Insurance & Financial Services, Inc. .......         16,000           520,572
     Inmet Mining Corp. .............................................          9,900           590,971
     Intact Financial Corp. .........................................         20,000         1,116,027
   #*Ivanhoe Mines, Ltd. ............................................         46,919           960,268
     Jean Coutu Group PJC, Inc. Class A (The) .......................         16,500           211,061
    *Katanga Mining, Ltd. ...........................................          8,600            12,252
     #Keyera Corp. ..................................................          8,800           401,441
     Kinross Gold Corp. .............................................        196,179         2,796,793
    #Loblaw Cos., Ltd. ..............................................         18,780           718,793
    *Lundin Mining Corp. ............................................        110,040           431,659
     Magna International, Inc. ......................................         38,160         1,455,957
    #Manitoba Telecom Services, Inc. ................................          5,400           172,984
    #Manulife Financial Corp. .......................................        285,071         3,763,767
    #Methanex Corp. .................................................         25,180           649,236
    #Metro, Inc. Class A ............................................         14,101           690,938
     National Bank of Canada ........................................         30,471         2,174,775
   #*New Gold, Inc. .................................................         62,000           768,197
     Nexen, Inc. ....................................................         90,786         1,542,019
     Niko Resources, Ltd. ...........................................          8,000           440,070
   #*NovaGold Resources, Inc. .......................................         33,634           308,755
     Onex Corp. .....................................................         11,800           391,262
    *Open Text Corp. ................................................          8,600           526,397
    *Osisko Mining Corp. ............................................         34,502           416,066
     Pacific Rubiales Energy Corp. ..................................         37,519           874,785
     Pan Amer Silver Corp. ..........................................         15,300           427,494
    *Paramount Resources, Ltd. Class A ..............................          8,900           323,856
    #Pembina Pipeline Corp. .........................................         23,912           650,848
    #Pengrowth Energy Corp. .........................................         60,911           635,540
    #Penn West Petroleum, Ltd. ......................................         82,809         1,479,637
    #PetroBakken Energy, Ltd. Class A ...............................         20,800           189,480
     Petrominerales, Ltd. ...........................................         12,709           335,337
     #Peyto Exploration & Development Corp. .........................         15,800           344,770
     Potash Corp. of Saskatchewan, Inc. .............................        127,800         6,049,264
    *Precision Drilling Corp. .......................................         51,894           601,851
    #Progress Energy Resources Corp. ................................         34,700           491,213
     Progressive Waste Solutions, Ltd. ..............................         20,742           437,002
    #Provident Energy, Ltd. .........................................         48,342           437,952
    *Quadra FNX Mining, Ltd. ........................................         38,000           438,425
    *Research In Motion, Ltd. .......................................         65,990         1,334,696
    #Ritchie Brothers Auctioneers, Inc. .............................         21,600           429,941
    #Rogers Communications, Inc. Class B ............................         60,100         2,191,758
    #Royal Bank of Canada ...........................................        214,980        10,486,408
    #Saputo, Inc. ...................................................         18,000           743,657
    *Sears Canada, Inc. .............................................         12,105           183,624
    *SEMAFO, Inc. ...................................................         68,600           526,501
    #Shaw Communictions, Inc. Class B ...............................         56,400         1,142,429

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    #Shoppers Drug Mart Corp. .......................................         32,000   $     1,345,172
     Silver Wheaton Corp. ...........................................         42,877         1,480,638
     SNC-Lavalin Group, Inc. ........................................         22,000         1,105,573
    #Sun Life Financial, Inc. .......................................         88,470         2,233,163
     Suncor Energy, Inc. ............................................        245,579         7,822,557
    *SXC Health Solutions Corp. .....................................          7,300           338,946
     Talisman Energy, Inc. ..........................................        150,000         2,127,916
     Teck Resources, Ltd. Class B ...................................         93,934         3,765,842
     Telus Corp. ....................................................          7,317           393,690
    #Telus Corp. Non-Voting .........................................         21,490         1,098,054
    #Thomson Reuters Corp. ..........................................         59,150         1,750,021
     Tim Hortons, Inc. ..............................................         25,200         1,240,343
     TMX Group, Inc. ................................................          8,000           351,542
    #Toronto Dominion Bank ..........................................        138,484        10,452,121
    #TransAlta Corp. ................................................         37,600           827,257
    #TransCanada Corp. ..............................................        103,468         4,398,233
     Trican Well Service, Ltd. ......................................         21,500           380,281
    #Trilogy Energy Corp. ...........................................          4,739           161,461
   #*Uranium One, Inc. ..............................................        144,000           433,409
     Valeant Pharmaceuticals International, Inc. ....................         41,000         1,619,022
    #Veresen, Inc. ..................................................         37,288           539,072
    #Vermilion Energy, Inc. .........................................         11,120           523,898
     Viterra, Inc. ..................................................         65,740           676,692
     Yamana Gold, Inc. ..............................................        123,344         1,841,343
                                                                                       ---------------
TOTAL CANADA ........................................................                      189,084,355
                                                                                       ---------------
DENMARK -- (0.8%)
    *A.P. Moller - Maersk A.S. Series A .............................             19           122,326
     A.P. Moller - Maersk A.S. Series B .............................            222         1,501,339
     Carlsberg A.S. Series B ........................................         17,907         1,212,310
    *Christian Hansen Holding A.S. ..................................         10,776           234,480
     Coloplast A.S. Series B ........................................          3,540           514,793
    *Danske Bank A.S. ...............................................        103,858         1,420,000
     DSV A.S. .......................................................         47,334           948,294
     FLSmidth & Co. A.S. ............................................          6,800           430,666
    *H. Lundbeck A.S. ...............................................         13,909           280,466
    #Novo-Nordisk A.S. Series B .....................................         34,726         3,686,736
     Novo-Nordisk A.S. Sponsored ADR ................................         26,531         2,820,245
    #Novozymes A.S. Series B ........................................          7,138         1,060,008
    #Rockwool International A.S. Series B ...........................          1,000            97,585
    *TDC A.S. .......................................................         35,870           294,529
    *Topdanmark A.S. ................................................          1,934           318,432
     Tryg A.S. ......................................................          3,500           194,584
   #*Vestas Wind Systems A.S. .......................................         34,835           540,016
    *William Demant Holding A.S. ....................................          3,260           258,120
                                                                                       ---------------
TOTAL DENMARK .......................................................                       15,934,929
                                                                                       ---------------
FINLAND -- (0.7%)
    #Elisa Oyj ......................................................         17,663           372,386
     Fortum Oyj .....................................................         63,897         1,555,137
     Kesko Oyj Series B .............................................          9,698           344,223
     Kone Oyj Series B ..............................................         22,520         1,239,879
     Metso Corp. Oyj ................................................         18,718           724,047
     Nokia Oyj ......................................................        337,242         2,269,363
    #Nokia Oyj Sponsored ADR ........................................        217,800         1,465,794
     Nokian Renkaat Oyj .............................................         15,944           583,970
     Pohjola Bank P.L.C. Series A ...................................         30,352           348,999
     Sampo Oyj Series A .............................................         68,523         1,883,490
     Stora Enso Oyj Series R ........................................         90,207           570,978
     Stora Enso Oyj Sponsored ADR ...................................         12,000            75,960
     UPM-Kymmene Oyj ................................................         73,875           863,831

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
     UPM-Kymmene Oyj Sponsored ADR ..................................         13,000   $       151,840
     Wartsila Corp. Oyj Series B ....................................         24,706           750,685
                                                                                       ---------------
TOTAL FINLAND .......................................................                       13,200,582
                                                                                       ---------------
FRANCE -- (7.5%)
     Accor SA .......................................................         21,249           694,502
     Aeroports de Paris SA ..........................................          4,190           328,966
   #*Air France-KLM .................................................         28,474           216,239
     Air Liquide SA .................................................         41,476         5,355,271
    *Alcatel-Lucent SA ..............................................        186,717           516,217
    *Alcatel-Lucent SA Sponsored ADR ................................        128,100           350,994
    #Alstom SA ......................................................         33,704         1,255,070
    *Arkema SA ......................................................         10,097           686,183
     AtoS ...........................................................          8,296           401,068
     AXA SA .........................................................        212,033         3,410,327
     AXA SA Sponsored ADR ...........................................         77,200         1,246,780
     bioMerieux SA ..................................................          1,600           138,832
     BNP Paribas SA .................................................        151,842         6,780,487
    *Bollore SA .....................................................             56            12,876
   #*Bouygues SA ....................................................         38,892         1,452,567
     Bureau Veritas SA ..............................................          7,256           563,012
     Capgemini SA ...................................................         29,028         1,110,767
     Carrefour SA ...................................................         85,692         2,267,239
     Casino Guichard Perrachon SA ...................................          9,105           852,569
     Christian Dior SA ..............................................          8,805         1,242,243
     Cie de Saint-Gobain SA .........................................         66,186         3,058,952
   #*Cie Generale de Geophysique - Veritas SA .......................         13,439           293,634
   #*Cie Generale de Geophysique - Veritas SA Sponsored ADR .........         16,707           364,881
     Cie Generale des Establissements Michelin SA Series B ..........         28,612         2,071,801
    #Cie Generale D'Optique Essilor Intenational SA .................         29,790         2,153,049
     Ciments Francais SA ............................................          1,006            88,849
     CNP Assurances SA ..............................................         22,324           340,920
     Credit Agricole SA .............................................        166,071         1,285,446
     Danone SA ......................................................         82,889         5,746,105
     Dassault Systemes SA ...........................................          7,901           664,317
     Edenred SA .....................................................         21,249           599,372
    *Eiffage SA .....................................................          7,936           269,162
    *Electricite de France SA .......................................         35,367         1,058,450
     Eramet SA ......................................................            676           105,847
     Euler Hermes SA ................................................          1,874           135,296
     European Aeronautic Defence & Space Co. SA .....................         61,164         1,803,069
     Eutelsat Communications SA .....................................         12,391           510,287
     Faurecia SA ....................................................          7,078           187,144
     France Telecom SA ..............................................        232,594         4,181,767
     France Telecom SA Sponsored ADR ................................         46,387           834,038
     GDF Suez SA ....................................................        192,906         5,434,686
     Gemalto NV .....................................................         11,817           537,490
    #Groupe Danone SA ...............................................         13,800           190,992
     Groupe Eurotunnel SA ...........................................         79,975           720,409
    #Hermes International SA ........................................          9,124         3,102,723
     Iliad SA .......................................................          2,602           303,863
     Imerys SA ......................................................          6,518           370,848
    *Ipsen SA .......................................................          2,070            68,316
    *JCDecaux SA ....................................................          9,323           248,282
     Lafarge SA .....................................................         33,945         1,374,444
     Lafarge SA Sponsored ADR .......................................          1,800            18,270
     Lagardere SCA ..................................................         20,439           547,525
     Legrand SA .....................................................         25,615           905,449
     L'Oreal SA .....................................................         35,489         3,907,528
     LVMH Moet Hennessy Louis Vuitton SA ............................         37,300         6,182,256
     M6 Metropole Television SA .....................................         10,023           171,340

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     Natixis SA .....................................................        153,733   $       487,218
    #Neopost SA .....................................................          3,954           300,731
     Pernod-Ricard SA ...............................................         29,621         2,756,369
     Peugeot SA .....................................................         27,150           590,738
     PPR SA .........................................................         11,988         1,860,244
     Publicis Groupe SA .............................................         17,578           847,981
     Publicis Groupe SA ADR .........................................          3,400            82,280
     Remy Cointreau SA ..............................................          1,874           153,522
     Renault SA .....................................................         39,372         1,645,047
     Rexel SA .......................................................         24,095           431,964
    *Sa des Ciments Vicat SA ........................................          1,981           129,464
     Safran SA ......................................................         24,775           809,054
    *Sanofi SA ......................................................        125,482         8,976,861
     Sanofi SA ADR ..................................................        100,912         3,607,604
     Schneider Electric SA ..........................................         73,181         4,297,166
     SCOR SE ........................................................         32,682           761,380
     SEB SA .........................................................          3,563           298,703
     SES SA .........................................................         38,255           977,092
     Societe BIC SA .................................................          3,551           316,893
     Societe Generale SA ............................................         95,276         2,727,919
    *Societe Television Francaise 1 SA ..............................         17,323           232,594
     Sodexo SA ......................................................         13,499           974,688
     STMicroelectronics NV ..........................................        110,591           766,379
     Suez Environnement SA ..........................................         36,564           573,615
     Technip SA .....................................................         10,734         1,014,975
     Technip SA ADR .................................................         14,400           342,720
     Thales SA ......................................................         17,227           607,547
     Total SA .......................................................        188,167         9,818,035
    #Total SA Sponsored ADR .........................................        144,707         7,568,176
     Valeo SA .......................................................         11,500           577,246
    *Vallourec SA ...................................................         16,392           993,951
     Veolia Environnement SA ........................................         30,580           433,002
    #Veolia Environnement SA ADR ....................................         16,128           228,856
     Vinci SA .......................................................         65,215         3,198,036
     Vivendi SA .....................................................        194,557         4,347,654
     Zodiac Aerospace SA ............................................          5,909           463,317
                                                                                       ---------------
TOTAL FRANCE ........................................................                      142,918,037
                                                                                       ---------------
GERMANY -- (6.2%)
     Adidas-Salomon AG ..............................................         28,123         1,980,612
     Allianz SE .....................................................         46,024         5,120,729
     Allianz SE Sponsored ADR .......................................        250,286         2,803,203
     Axel Springer AG ...............................................          8,985           363,139
     BASF SE ........................................................        127,327         9,294,343
     BASF SE Sponsored ADR ..........................................          8,200           601,470
     Bayer AG .......................................................         89,543         5,704,964
     Bayer AG Sponsored ADR .........................................         34,500         2,201,445
     Bayerische Motoren Werke AG ....................................         49,566         4,026,451
     Beiersdorf AG ..................................................         12,310           709,669
     Bilfinger Berger SE ............................................          7,178           640,698
    *Brenntag AG ....................................................          4,033           405,745
     Celesio AG .....................................................         10,564           166,614
    *Commerzbank AG .................................................        492,475         1,202,495
    *Continental AG .................................................         12,765           951,862
     Daimler AG .....................................................        144,927         7,360,712
     Deutsche Bank AG (5750355) .....................................          6,287           259,958
    #Deutsche Bank AG (D18190898) ...................................        132,117         5,470,965
    *Deutsche Boerse AG .............................................         26,194         1,443,651
     Deutsche Lufthansa AG ..........................................         36,705           498,695
     Deutsche Post AG ...............................................        136,448         2,069,714
     Deutsche Telekom AG ............................................        337,473         4,287,302

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     Deutsche Telekom AG Sponsored ADR ..............................         95,900   $     1,217,930
     E.ON AG ........................................................        219,619         5,296,109
    #E.ON AG Sponsored ADR ..........................................         53,950         1,307,208
    #Fielmann AG ....................................................          1,995           209,616
     Fraport AG .....................................................          6,778           426,755
     Fresenius Medical Care AG & Co. KGaA ...........................         19,941         1,452,617
    #Fresenius Medical Care AG & Co. KGaA ADR .......................          7,100           516,170
     Fresenius SE ...................................................         17,918         1,759,344
     GEA Group AG ...................................................         25,152           689,690
     Generali Deutschland Holding AG ................................          1,861           152,651
     Hannover Rueckversicherung AG ..................................         11,387           560,634
     Heidelberger Zement AG .........................................         24,680         1,117,314
     Henkel AG & Co. KGaA ...........................................         18,022           880,011
     Hochtief AG ....................................................          7,242           526,519
     Infineon Technologies AG .......................................        143,530         1,292,231
    *K+S AG .........................................................         23,050         1,460,582
    *Kabel Deutschland Holding AG ...................................          9,654           547,567
     Lanxess AG .....................................................         12,038           703,091
     Linde AG .......................................................         25,158         3,985,470
     MAN SE .........................................................         22,228         1,958,514
     Merck KGaA .....................................................         10,935         1,020,396
     Metro AG .......................................................         17,956           831,969
     MTU Aero Engines Holding AG ....................................          6,527           437,080
     Munchener Rueckversicherungs-Gesellschaft AG ...................         29,257         3,918,080
     Puma SE ........................................................            790           253,734
    *QIAGEN NV ......................................................         40,150           558,437
     Rhoen-Klinikum AG ..............................................         12,079           241,017
     RWE AG .........................................................         62,673         2,671,559
     Salzgitter AG ..................................................          8,602           486,190
     SAP AG .........................................................         82,028         4,960,064
    #SAP AG Sponsored ADR ...........................................         47,850         2,888,226
   #*SGL Carbon SE ..................................................          3,750           233,074
     Siemens AG .....................................................         51,634         5,412,322
     Siemens AG Sponsored ADR .......................................         67,650         7,101,220
     Software AG ....................................................          9,360           387,638
     Suedzucker AG ..................................................         10,416           304,253
     Symrise AG .....................................................          1,691            43,771
     ThyssenKrupp AG ................................................         55,102         1,578,595
     United Internet AG .............................................         17,308           341,076
     Volkswagen AG ..................................................          4,793           749,552
    #Wacker Chemie AG ...............................................          1,969           198,179
                                                                                       ---------------
TOTAL GERMANY .......................................................                      118,240,891
                                                                                       ---------------
GREECE -- (0.1%)
     Coca-Cola Hellenic Bottling Co. S.A. ...........................         25,508           501,972
     Hellenic Petroleum S.A. ........................................         15,660           137,221
    *National Bank of Greece S.A. ...................................        110,958           255,949
    #National Bank of Greece S.A. ADR ...............................        143,013            77,427
     OPAP S.A. ......................................................         31,172           360,018
                                                                                       ---------------
TOTAL GREECE ........................................................                        1,332,587
                                                                                       ---------------
HONG KONG -- (2.1%)
     AAC Technologies Holdings, Inc. ................................        118,000           270,702
    #ASM Pacific Technology, Ltd. ...................................         28,100           308,384
    #Bank of East Asia, Ltd. ........................................        220,710           806,101
     BOC Hong Kong Holdings, Ltd. ...................................        536,500         1,267,627
    #Brightoil Petroleum Holdings, Ltd. .............................        333,000            80,752
     Cafe de Coral Holdings, Ltd. ...................................         20,000            45,287
    #Cathay Pacific Airways, Ltd. ...................................        174,000           315,840
     Cheung Kong Holdings, Ltd. .....................................        224,600         2,775,586
     Cheung Kong Infrastructure Holdings, Ltd. ......................         83,000           444,078

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     China Overseas Grand Oceans Group, Ltd. ........................         54,000   $        41,190
    #China Resources Cement Holdings, Ltd. ..........................          4,000             3,159
     Chow Sang Sang Holdings International, Ltd. ....................         56,000           172,009
     CLP Holdings, Ltd. .............................................        260,900         2,319,118
     Dah Chong Hong Holdings, Ltd. ..................................         87,000           106,096
     Dah Sing Financial Holdings, Ltd. ..............................         17,200            53,285
     Esprit Holdings, Ltd. ..........................................        230,280           333,063
     First Pacific Co., Ltd. ........................................        462,400           480,551
   #*Foxconn International Holdings, Ltd. ...........................        318,000           212,997
    *Galaxy Entertainment Group, Ltd. ...............................        184,000           372,110
    *Genting Hong Kong, Ltd. ........................................         83,000            26,007
     Giordano International, Ltd. ...................................         24,000            18,012
     Great Eagle Holdings, Ltd. .....................................         60,743           133,981
    *G-Resources Group, Ltd. ........................................        156,000             9,409
     Hang Lung Group, Ltd. ..........................................        140,000           848,172
     Hang Lung Properties, Ltd. .....................................        359,000         1,300,579
    #Hang Seng Bank, Ltd. ...........................................        118,800         1,531,860
     Henderson Land Development Co., Ltd. ...........................        198,527         1,085,154
     Hong Kong & China Gas Co., Ltd. ................................        662,053         1,490,957
     Hong Kong & Shanghai Hotels, Ltd. ..............................        103,525           137,900
     Hong Kong Exchanges & Clearing, Ltd. ...........................        166,800         2,821,251
     Hopewell Holdings, Ltd. ........................................        133,000           345,400
     Hutchison Whampoa, Ltd. ........................................        356,500         3,258,451
     Hysan Development Co., Ltd. ....................................         58,638           203,504
     Johnson Electric Holdings, Ltd. ................................        273,500           160,305
     Kerry Properties, Ltd. .........................................        108,393           397,795
     Kingston Financial Group, Ltd. .................................        614,000            65,190
    #Li & Fung, Ltd. ................................................        812,000         1,564,882
     Lifestyle International Holdings, Ltd. .........................         80,500           215,502
    #Luk Fook Holdings International, Ltd. ..........................         50,000           214,685
     MTR Corp., Ltd. ................................................        211,540           684,196
     New World Development Co., Ltd. ................................        454,600           477,750
    *Noble Group, Ltd. ..............................................        540,000           659,340
     NWS Holdings, Ltd. .............................................        170,304           258,245
     Orient Overseas International, Ltd. ............................         28,500           128,807
     Pacific Basin Shipping, Ltd. ...................................        172,000            78,427
     PCCW, Ltd. .....................................................        439,265           174,980
     Power Assets Holdings, Ltd. ....................................        191,207         1,448,049
   #*Sands China, Ltd. ..............................................        328,400           986,904
     Shangri-La Asia, Ltd. ..........................................        233,655           467,523
     Sino Land Co., Ltd. ............................................        537,616           849,830
     SJM Holdings, Ltd. .............................................        263,000           450,796
     SmarTone Telecommunications Holdings, Ltd. .....................         23,000            42,539
     Stella International Holdings, Ltd. ............................         40,000            90,285
     Sun Hung Kai Properties, Ltd. ..................................        226,706         3,112,826
    #Techtronic Industries Co., Ltd. ................................        214,000           185,160
     Television Broadcasts, Ltd. ....................................         52,000           299,645
     Trinity, Ltd. ..................................................        192,000           173,533
    #United Laboratories International Holdings, Ltd. (The) .........         92,000            71,006
     VTech Holdings, Ltd. ...........................................         15,000           139,964
     Wharf Holdings, Ltd. ...........................................        262,609         1,396,882
     Wheelock & Co., Ltd. ...........................................        152,000           446,589
     Wing Hang Bank, Ltd. ...........................................         37,000           334,611
   #*Wynn Macau, Ltd. ...............................................        222,800           624,258
    #Xinyi Glass Holdings, Ltd. .....................................        174,000           109,193
     Yue Yuen Industrial Holdings, Ltd. .............................        100,000           284,796
                                                                                       ---------------
TOTAL HONG KONG .....................................................                       40,213,065
                                                                                       ---------------
IRELAND -- (0.2%)
     CRH P.L.C. .....................................................         58,058         1,054,045
    #CRH P.L.C. Sponsored ADR .......................................         57,347         1,055,758

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
IRELAND -- (Continued)
     Dragon Oil P.L.C. ..............................................         31,851   $       284,713
    *Elan Corp. P.L.C. ..............................................         22,589           266,304
    *Elan Corp. P.L.C. Sponsored ADR ................................         39,700           476,003
     Kerry Group P.L.C. Series A ....................................         18,318           684,111
    *Ryanair Holdings P.L.C. ........................................         33,520           158,806
                                                                                       ---------------
TOTAL IRELAND .......................................................                        3,979,740
                                                                                       ---------------
ISRAEL -- (0.5%)
     Bank Hapoalim B.M. .............................................        172,262           667,698
     Bank Leumi Le-Israel B.M. ......................................        199,103           689,952
     Bezeq The Israeli Telecommunication Corp., Ltd. ................        241,424           510,181
     Cellcom Israel, Ltd. ...........................................          6,551           144,322
     Elbit Systems, Ltd. ............................................          2,839           125,670
     Israel Chemicals, Ltd. .........................................         68,966           817,773
    *Israel Discount Bank, Ltd. Series A ............................        132,967           219,786
     Migdal Insurance & Financial Holding, Ltd. .....................         29,968            43,234
     Mizrahi Tefahot Bank, Ltd. .....................................         16,910           145,507
    *NICE Systems, Ltd. Sponsored ADR ...............................         10,826           387,138
     Partner Communications Co., Ltd. ...............................          8,183            97,161
    #Partner Communications Co., Ltd. ADR ...........................          3,525            41,877
     Teva Pharmaceutical Industries, Ltd. ...........................          1,894            77,215
    #Teva Pharmaceutical Industries, Ltd. Sponsored ADR .............        120,554         4,924,631
                                                                                       ---------------
TOTAL ISRAEL ........................................................                        8,892,145
                                                                                       ---------------
ITALY -- (1.8%)
     A2A SpA ........................................................        161,586           220,924
     Assicurazioni Generali SpA .....................................        179,954         3,219,749
     Atlantia SpA ...................................................         39,097           595,500
     Autogrill SpA ..................................................         14,553           168,314
    #Banca Carige SpA ...............................................         91,309           178,469
     Banca Monte Dei Paschi di Siena SpA ............................        772,339           358,635
    #Banca Popolare dell'Emilia Romagna Scarl .......................         11,210            90,385
     Banco Popolare Scarl ...........................................         98,247           145,809
     Davide Campari - Milano SpA ....................................         51,808           400,241
     Enel SpA .......................................................        918,833         4,335,145
     Eni SpA ........................................................        238,701         5,276,227
    #Eni SpA Sponsored ADR ..........................................         67,664         2,978,569
    *Fiat Industrial SpA ............................................        103,338           899,711
    *Fiat SpA .......................................................        116,271           711,982
    #Fiat SpA Sponsored ADR .........................................          7,000            43,400
     Finmeccanica SpA ...............................................         73,984           507,098
     Intesa Sanpaolo SpA ............................................      1,367,228         2,413,161
    #Intesa Sanpaolo SpA Sponsored ADR ..............................         13,601           143,083
    *Lottomatica SpA ................................................          6,797           129,754
     Luxottica Group SpA ............................................         17,806           524,726
     Mediaset SpA ...................................................         99,784           367,647
     Mediobanca SpA .................................................         81,110           642,417
    *Mediolanum SpA .................................................         29,155           111,738
     Parmalat SpA ...................................................        237,006           526,429
    #Pirelli & Co. SpA ..............................................         39,090           344,985
     Prysmian SpA ...................................................         29,890           451,853
     Saipem SpA .....................................................         38,272         1,710,086
     Snam Rete Gas SpA ..............................................        196,655           961,283
     Telecom Italia SpA .............................................        855,040         1,063,906
    #Telecom Italia SpA Sponsored ADR ...............................         80,065           995,208
    #Tenaris SA ADR .................................................         34,150         1,086,311
     Terna Rete Elettrica Nazionale SpA .............................        169,541           651,549
     Tod's SpA ......................................................            653            65,183
     UniCredit SpA ..................................................      2,119,331         2,459,242

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     Unione di Banche Italiane ScpA .................................         77,200   $       292,509
                                                                                       ---------------
TOTAL ITALY .........................................................                       35,071,228
                                                                                       ---------------
JAPAN -- (16.5%)
     77 Bank, Ltd. (The) ............................................         81,000           319,052
     ABC-Mart, Inc. .................................................          4,700           184,061
     Advantest Corp. ................................................          9,840           114,525
    #Advantest Corp. ADR ............................................         10,000           117,400
     AEON Co., Ltd. .................................................         89,000         1,164,007
     Aeon Mall Co., Ltd. ............................................          8,680           201,237
     Air Water, Inc. ................................................         20,000           253,884
     Aisin Seiki Co., Ltd. ..........................................         28,300           895,043
     Ajinomoto Co., Inc. ............................................         98,000         1,097,052
     Alfresa Holdings Corp. .........................................          8,700           325,959
     All Nippon Airways Co., Ltd. ...................................        123,000           370,352
    #Alps Electric Co., Ltd. ........................................         24,400           183,734
     Amada Co., Ltd. ................................................         61,000           404,685
     Aozora Bank, Ltd. ..............................................         85,000           214,882
     Asahi Glass Co., Ltd. ..........................................        143,000         1,252,241
     Asahi Group Holdings, Ltd. .....................................         55,300         1,132,049
     Asahi Kasei Corp. ..............................................        191,000         1,132,694
    #Asatsu-DK, Inc. ................................................          2,700            63,367
     Asics Corp. ....................................................         23,000           304,915
     Astellas Pharma, Inc. ..........................................         64,155         2,346,368
     Autobacs Seven Co., Ltd. .......................................          2,300           105,319
     Awa Bank, Ltd. (The) ...........................................         21,000           139,576
     Bank of Kyoto, Ltd. (The) ......................................         55,000           467,194
     Bank of Yokohama, Ltd. (The) ...................................        208,000           952,310
     Benesse Holdings, Inc. .........................................          9,700           421,438
     Bridgestone Corp. ..............................................         93,600         2,194,648
     Brother Industries, Ltd. .......................................         31,000           404,578
     Calsonic Kansei Corp. ..........................................         34,000           199,510
     Canon Marketing Japan, Inc. ....................................          7,000            82,982
     Canon, Inc. ....................................................         81,400         3,695,381
    #Canon, Inc. Sponsored ADR ......................................         81,604         3,717,062
     Capcom Co., Ltd. ...............................................          6,900           180,506
    #Casio Computer Co., Ltd. .......................................         29,000           177,656
     Central Japan Railway Co., Ltd. ................................            205         1,743,939
     Century Tokyo Leasing Corp. ....................................          5,500           109,964
     Chiba Bank, Ltd. (The) .........................................        132,000           807,622
    #Chiyoda Corp. ..................................................         23,000           264,861
     Chubu Electric Power Co., Ltd. .................................         82,000         1,500,251
     Chugai Pharmaceutical Co., Ltd. ................................         31,200           488,707
     Chugoku Bank, Ltd. (The) .......................................         28,000           366,765
    #Chugoku Electric Power Co., Ltd. (The) .........................         37,200           553,517
    #Chuo Mitsui Trust Holdings, Inc. ...............................        514,210         1,759,690
     Circle K Sunkus Co., Ltd. ......................................          5,100            83,150
     Citizen Holdings Co., Ltd. .....................................         41,200           218,526
     Coca-Cola West Co., Ltd. .......................................         13,100           233,951
     COMSYS Holdings Corp. ..........................................         11,000           107,670
     Cosmo Oil Co., Ltd. ............................................        128,000           320,216
     Credit Saison Co., Ltd. ........................................         34,200           667,374
     Dai Nippon Printing Co., Ltd. ..................................         98,000         1,026,494
    #Daicel Chemical Industries, Ltd. ...............................         65,000           368,976
     Daido Steel Co., Ltd. ..........................................         37,000           224,211
     Daihatsu Motor Co., Ltd. .......................................         21,000           369,547
     Dai-ichi Life Insurance Co., Ltd. (The) ........................          1,355         1,543,078
    #Daiichi Sankyo Co., Ltd. .......................................         95,446         1,854,002
     Daikin Industries, Ltd. ........................................         32,300           955,877
     Dainippon Screen Manufacturing Co., Ltd. .......................         35,000           268,747
     Dainippon Sumitomo Pharma Co., Ltd. ............................         23,000           252,048

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Daito Trust Construction Co., Ltd. .............................         10,600   $       939,166
     Daiwa House Industry Co., Ltd. .................................         69,000           864,631
     Daiwa Securities Group, Inc. ...................................        279,000           976,213
     DeNa Co., Ltd. .................................................         12,000           517,939
     Denki Kagaku Kogyo K.K. ........................................         71,000           270,073
     Denso Corp. ....................................................         69,000         2,121,976
     Dentsu, Inc. ...................................................         26,200           788,888
     DIC Corp. ......................................................        158,000           298,345
    #Disco Corp. ....................................................          2,600           137,337
     Don Quijote Co., Ltd. ..........................................          4,200           153,851
     Dowa Holdings Co., Ltd. ........................................         33,200           199,233
     East Japan Railway Co. .........................................         42,900         2,600,956
     Ebara Corp. ....................................................         52,000           189,910
     Eisai Co., Ltd. ................................................         36,700         1,455,584
    #Electric Power Development Co., Ltd. ...........................         16,900           420,701
   #*Elpida Memory, Inc. ............................................         43,800           272,262
     Exedy Corp. ....................................................          5,600           162,235
     Ezaki Glico Co., Ltd. ..........................................         10,000           118,774
    #FamilyMart Co., Ltd. ...........................................          7,300           286,981
     FANUC Corp. ....................................................         27,200         4,397,975
     Fast Retailing Co., Ltd. .......................................          7,400         1,329,302
    #Fuji Electric Holdings Co., Ltd. ...............................         76,000           221,774
     Fuji Heavy Industries, Ltd. ....................................         85,000           538,751
     Fuji Television Network, Inc. ..................................            137           196,004
     FUJIFILM Holdings Corp. ........................................         74,100         1,813,538
     Fujikura, Ltd. .................................................         39,000           124,479
     Fujitsu, Ltd. ..................................................        265,440         1,419,479
     Fukuoka Financial Group, Inc. ..................................        146,000           565,315
     Fukuyama Transporting Co., Ltd. ................................         14,000            71,878
     Furukawa Electric Co., Ltd. ....................................        113,000           315,644
     Glory, Ltd. ....................................................          6,200           132,705
    #GS Yuasa Corp. .................................................         47,000           246,222
     Gunma Bank, Ltd. (The) .........................................         80,000           409,431
    #H2O Retailing Corp. ............................................         13,000            93,788
     Hachijuni Bank, Ltd. (The) .....................................         63,000           350,266
     Hakuhodo DY Holdings, Inc. .....................................          3,000           163,002
     Hamamatsu Photonics K.K. .......................................          9,400           357,642
     Hankyu Hanshin Holdings, Inc. ..................................        187,000           789,630
     Heiwa Corp. ....................................................          6,700           111,026
     Higo Bank, Ltd. (The) ..........................................         18,000            98,279
     Hikari Tsushin, Inc. ...........................................          3,800            88,468
     Hino Motors, Ltd. ..............................................         37,000           217,299
    #Hirose Electric Co., Ltd. ......................................          5,000           479,150
    #Hiroshima Bank, Ltd. (The) .....................................         87,000           386,989
     Hisamitsu Pharmaceutical Co., Inc. .............................          8,700           350,072
     Hitachi Capital Corp. ..........................................          4,000            48,879
     Hitachi Chemical Co., Ltd. .....................................         12,500           222,086
    #Hitachi Construction Machinery Co., Ltd. .......................         13,100           251,981
     Hitachi High-Technologies Corp. ................................          9,300           194,346
    #Hitachi Metals, Ltd. ...........................................         25,000           283,529
     Hitachi Transport System, Ltd. .................................          5,500            95,701
    #Hitachi, Ltd. ..................................................        295,000         1,580,695
    #Hitachi, Ltd. ADR ..............................................         34,892         1,886,959
     Hokkaido Electric Power Co., Inc. ..............................         25,000           313,576
     Hokkoku Bank, Ltd. (The) .......................................         22,000            74,097
     Hokuhoku Financial Group, Inc. .................................        224,000           418,633
     Hokuriku Electric Power Co., Inc. ..............................         22,200           353,686
    #Honda Motor Co., Ltd. ..........................................         97,500         2,915,615
     Honda Motor Co., Ltd. Sponsored ADR ............................        141,423         4,228,548
     Hoshizaki Electric Co., Ltd. ...................................          8,900           198,889
     House Foods Corp. ..............................................          8,500           154,083

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Hoya Corp. .....................................................         63,200   $     1,380,716
     Hyakujishi Bank, Ltd. (The) ....................................         19,000            72,758
     Ibiden Co., Ltd. ...............................................         17,900           395,281
     Idemitsu Kosan Co., Ltd. .......................................          4,000           374,154
     IHI Corp. ......................................................        221,000           503,440
     Inpex Corp. ....................................................            321         2,119,268
     Isetan Mitsukoshi Holdings, Ltd. ...............................         74,080           754,576
    #Isuzu Motors, Ltd. .............................................        146,000           618,868
     Ito En, Ltd. ...................................................          5,600            94,927
     ITOCHU Corp. ...................................................        227,400         2,249,088
     Itochu Techno-Solutions Corp. ..................................          4,200           181,855
     Iyo Bank, Ltd. (The) ...........................................         43,000           403,415
     Izumi Co., Ltd. ................................................          5,000            76,058
     J. Front Retailing Co., Ltd. ...................................         99,800           437,016
     Japan Petroleum Exploration Co., Ltd. ..........................          3,200           126,389
     Japan Steel Works, Ltd. (The) ..................................         45,000           308,386
     Japan Tobacco, Inc. ............................................            644         3,218,817
     JFE Holdings, Inc. .............................................         70,700         1,345,602
     JGC Corp. ......................................................         27,000           760,648
     Joyo Bank, Ltd. (The) ..........................................        100,000           418,982
     JS Group Corp. .................................................         40,940           858,477
     JSR Corp. ......................................................         22,000           419,982
     JTEKT Corp. ....................................................         38,960           426,035
     JX Holdings, Inc. ..............................................        354,570         2,065,330
     Kagome Co., Ltd. ...............................................         11,100           210,795
     Kagoshima Bank, Ltd. (The) .....................................         13,000            85,125
    #Kajima Corp. ...................................................        106,000           340,286
     Kakaku.com, Inc. ...............................................          3,600           142,542
     Kamigumi Co., Ltd. .............................................         53,000           462,791
     Kaneka Corp. ...................................................         56,000           300,369
     Kansai Electric Power Co., Inc. ................................        108,900         1,606,430
     Kansai Paint Co., Ltd. .........................................         31,000           290,996
     Kao Corp. ......................................................         76,200         1,999,059
     Kawasaki Heavy Industries, Ltd. ................................        180,000           458,949
    #Kawasaki Kisen Kaisha, Ltd. ....................................        116,000           236,597
     KDDI Corp. .....................................................            373         2,732,358
     Keihan Electric Railway Co., Ltd. ..............................         63,000           288,080
    #Keikyu Corp. ...................................................         61,000           547,916
    #Keio Corp. .....................................................         83,000           569,058
     Keisei Electric Railway Co., Ltd. ..............................         39,000           262,583
     Keiyo Bank, Ltd. (The) .........................................         21,000           102,018
     Kewpie Corp. ...................................................         16,300           222,252
     Keyence Corp. ..................................................          5,992         1,523,231
     Kikkoman Corp. .................................................         25,000           276,457
     Kinden Corp. ...................................................         35,000           287,414
    #Kintetsu Corp. .................................................        199,280           699,098
     Kirin Holdings Co., Ltd. .......................................        120,000         1,468,143
    #Kobayashi Pharmaceutical Co., Ltd. .............................          2,700           133,837
     Kobe Steel, Ltd. ...............................................        430,000           719,158
     Koito Manufacturing Co., Ltd. ..................................         14,000           211,024
    #Komatsu, Ltd. ..................................................        131,900         3,261,203
     Komeri Co., Ltd. ...............................................          4,000           126,023
    #Konami Co., Ltd. ...............................................          8,600           280,239
     Konami Corp. ADR ...............................................          3,500           115,255
     Konica Minolta Holdings, Inc. ..................................         85,500           621,932
     Kose Corp. .....................................................          3,690            87,922
     K's Holdings Corp. .............................................          6,239           261,997
     Kubota Corp. ...................................................        117,000           963,634
    #Kubota Corp. Sponsored ADR .....................................          9,951           408,090
     Kuraray Co., Ltd. ..............................................         44,000           615,948
     Kurita Water Industries, Ltd. ..................................         13,400           368,998

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    #KYB Co., Ltd. ..................................................         18,000   $       103,437
     Kyocera Corp. ..................................................         14,400         1,265,849
     Kyocera Corp. Sponsored ADR ....................................         10,829           963,348
     Kyowa Hakko Kirin Co., Ltd. ....................................         45,000           507,151
     Kyushu Electric Power Co., Inc. ................................         47,800           632,799
     Lawson, Inc. ...................................................          9,300           523,308
     Lintec Corp. ...................................................          7,200           152,100
     Lion Corp. .....................................................         19,000           105,893
    *M3, Inc. .......................................................             48           217,076
     Mabuchi Motor Co., Ltd. ........................................          3,400           149,017
     Makita Corp. ...................................................         13,000           485,336
    #Makita Corp. Sponsored ADR .....................................          1,630            60,897
     Marubeni Corp. .................................................        239,000         1,391,116
     Marui Group Co., Ltd. ..........................................         35,200           273,654
     Maruichi Steel Tube, Ltd. ......................................         11,700           262,075
   #*Matsui Securities Co., Ltd. ....................................          9,700            45,648
    *Mazda Motor Corp. ..............................................        281,000           590,647
     Medipal Holdings Corp. .........................................         18,600           173,506
     Meiji Holdings Co., Ltd. .......................................         12,256           537,333
    *Minebea Co., Ltd. ..............................................         45,000           160,360
     Miraca Holdings, Inc. ..........................................          9,200           350,868
     Misumi Group, Inc. .............................................         10,000           208,073
     Mitsubishi Chemical Holdings Corp. .............................        199,990         1,212,315
     Mitsubishi Corp. ...............................................        197,600         4,064,032
     Mitsubishi Electric Corp. ......................................        281,000         2,600,150
     Mitsubishi Estate Co., Ltd. ....................................        175,000         2,963,982
     Mitsubishi Gas Chemical Co., Inc. ..............................         72,000           469,922
     Mitsubishi Heavy Industries, Ltd. ..............................        443,000         1,805,017
     Mitsubishi Logistics Corp. .....................................         16,000           175,957
     Mitsubishi Materials Corp. .....................................        155,000           412,011
    *Mitsubishi Motors Corp. ........................................        542,000           715,969
     Mitsubishi Tanabe Pharma Corp. .................................         29,000           501,621
     Mitsubishi UFJ Financial Group, Inc. ...........................        481,872         2,094,186
     Mitsubishi UFJ Financial Group, Inc. ADR .......................      1,455,897         6,304,034
    #Mitsubishi UFJ Lease & Finance Co., Ltd. .......................          2,000            77,502
     Mitsui & Co., Ltd. .............................................        199,900         2,917,446
     Mitsui & Co., Ltd. Sponsored ADR ...............................          2,745           809,775
     Mitsui Chemicals, Inc. .........................................        142,000           465,716
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................        136,000           216,011
     Mitsui Fudosan Co., Ltd. .......................................        119,000         1,979,004
     Mitsui Mining & Smelting Co., Ltd. .............................         80,000           218,033
     Mitsui O.S.K. Lines, Ltd. ......................................        182,000           701,248
     Mizuho Financial Group, Inc. ...................................      2,587,605         3,621,843
    #Mizuho Financial Group, Inc. ADR ...............................        312,894           879,232
     Mochida Pharmaceutical Co., Ltd. ...............................          8,000            81,773
     MS&AD Insurance Group Holdings, Inc. ...........................         89,295         1,748,964
     Murata Manufacturing Co., Ltd. .................................         28,000         1,564,025
     Nabtesco Corp. .................................................         15,000           328,524
     Nagase & Co., Ltd. .............................................         16,500           185,761
     Nagoya Railroad Co., Ltd. ......................................         85,000           222,222
     Namco Bandai Holdings, Inc. ....................................         25,900           375,539
    #Nankai Electric Railway Co., Ltd. ..............................         50,000           204,575
     Nanto Bank, Ltd. (The) .........................................         30,000           159,923
    *NEC Corp. ......................................................        404,546           900,178
     NGK Insulators, Ltd. ...........................................         34,000           391,950
     NGK Spark Plug Co., Ltd. .......................................         20,000           247,913
     NHK Spring Co., Ltd. ...........................................         23,000           210,502
     Nichirei Corp. .................................................         34,000           150,913
    #Nidec Corp. ....................................................          8,600           708,903
     Nidec Corp. ADR ................................................         26,554           545,154
     Nifco, Inc. ....................................................          2,700            70,420

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nikon Corp. ....................................................         49,700   $     1,112,837
     Nintendo Co., Ltd. .............................................         15,000         2,263,059
     Nippon Electric Glass Co., Ltd. ................................         53,500           479,960
     Nippon Express Co., Ltd. .......................................        133,000           514,170
     Nippon Kayaku Co., Ltd. ........................................         19,000           185,897
     Nippon Meat Packers, Inc. ......................................         39,000           486,114
     Nippon Paint Co., Ltd. .........................................         39,000           296,945
    #Nippon Paper Group, Inc. .......................................         23,100           529,420
     Nippon Sheet Glass Co., Ltd. ...................................        157,000           338,545
     Nippon Shokubai Co., Ltd. ......................................         23,000           234,582
     Nippon Steel Corp. .............................................        750,000         1,955,413
     Nippon Telegraph & Telephone Corp. .............................         50,200         2,575,051
     Nippon Telegraph & Telephone Corp. ADR .........................         20,771           532,776
     Nippon Television Network Corp. ................................          1,310           185,413
     Nippon Yusen K.K. ..............................................        232,000           585,116
    #Nipro Corp. ....................................................         10,000            84,783
     Nishi-Nippon Bank, Ltd. ........................................        100,000           272,709
     Nishi-Nippon Railroad Co., Ltd. ................................         41,000           188,932
    #Nissan Chemical Industries, Ltd. ...............................         15,000           147,358
     Nissan Motor Co., Ltd. .........................................        355,100         3,265,055
     Nissan Shatai Co., Ltd. ........................................          7,000            62,757
     Nisshin Seifun Group, Inc. .....................................         40,000           491,622
     Nisshin Steel Co., Ltd. ........................................         93,000           147,204
     Nisshinbo Holdings, Inc. .......................................         29,000           263,282
    #Nissin Foods Holdings Co., Ltd. ................................         10,000           385,180
     Nitori Holdings Co., Ltd. ......................................          5,350           511,653
     Nitto Denko Corp. ..............................................         22,800           957,787
     NKSJ Holdings, Inc. ............................................         60,550         1,210,988
     NOK Corp. ......................................................         15,000           253,857
     Nomura Holdings, Inc. ..........................................        231,600           882,437
    #Nomura Holdings, Inc. ADR ......................................        348,997         1,329,679
     Nomura Real Estate Holdings, Inc. ..............................         13,600           219,240
    #Nomura Research Institute, Ltd. ................................         13,600           305,865
     NSK, Ltd. ......................................................         54,000           408,061
     NTN Corp. ......................................................         93,000           410,778
     NTT Data Corp. .................................................            168           563,204
     NTT DoCoMo, Inc. ...............................................          1,678         2,980,200
    #NTT DoCoMo, Inc. Sponsored ADR .................................         51,866           922,696
     Obayashi Corp. .................................................        121,000           555,522
     Obic Co., Ltd. .................................................          1,000           189,060
    #Odakyu Electric Railway Co., Ltd. ..............................         79,000           740,181
    #OJI Paper Co., Ltd. ............................................        148,000           732,046
    #Olympus Corp. ..................................................         31,200           475,456
    #Omron Corp. ....................................................         26,600           573,267
    #Ono Pharmaceutical Co., Ltd. ...................................         11,400           619,843
     Onward Holdings Co., Ltd. ......................................         18,000           132,516
     Oracle Corp. Japan .............................................          5,300           182,864
     Oriental Land Co., Ltd. ........................................          6,800           675,791
     Osaka Gas Co., Ltd. ............................................        247,000           934,652
     Osaka Titanium Technologies Co., Ltd. ..........................          2,500           137,699
     Otsuka Corp. ...................................................          1,700           118,089
     Pacific Metals Co., Ltd. .......................................         19,000           109,759
     Panasonic Corp. ................................................        241,888         2,445,268
     Panasonic Corp. Sponsored ADR ..................................        108,991         1,094,270
     Park24 Co., Ltd. ...............................................         18,900           217,308
   #*Renesas Electronics Corp. ......................................         51,500           359,670
     Rengo Co., Ltd. ................................................         56,000           369,589
     Resona Holdings, Inc. ..........................................        267,900         1,200,858
     Ricoh Co., Ltd. ................................................        114,000           934,343
     Rinnai Corp. ...................................................          5,500           410,887
     Rohm Co., Ltd. .................................................         16,300           830,509

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Rohto Pharmaceutical Co., Ltd. .................................         11,000   $       126,719
     Ryohin Keikaku Co., Ltd. .......................................          3,400           161,354
     San-in Godo Bank, Ltd. (The) ...................................         14,000           101,772
     Sankyo Co., Ltd. ...............................................          7,300           381,475
     Sankyu, Inc. ...................................................         26,000           102,946
     Sanrio Co., Ltd. ...............................................          5,500           271,773
    #Santen Pharmaceutical Co., Ltd. ................................         10,100           376,867
     Sapporo Hokuyo Holdings, Inc. ..................................         42,000           139,089
   #*Sapporo Holdings, Ltd. .........................................         31,000           115,568
     Sawai Pharmaceutical Co., Ltd. .................................          2,200           205,791
    #SBI Holdings, Inc. .............................................          4,055           337,652
     Secom Co., Ltd. ................................................         29,500         1,395,148
     Sega Sammy Holdings, Inc. ......................................         24,048           522,852
     Seiko Epson Corp. ..............................................         22,900           300,990
     Seino Holdings Co., Ltd. .......................................         18,000           135,043
     Sekisui Chemical Co., Ltd. .....................................         80,000           627,780
     Sekisui House, Ltd. ............................................         97,560           873,323
     Senshu Ikeda Holdings, Inc. ....................................        174,100           254,189
     Seven & I Holdings Co., Ltd. ...................................        111,276         2,969,483
     Sharp Corp. ....................................................        152,000         1,401,143
     Shiga Bank, Ltd. ...............................................         30,000           193,171
    #Shikoku Electric Power Co., Inc. ...............................         24,200           618,608
     Shimadzu Corp. .................................................         33,000           280,937
     Shimamura Co., Ltd. ............................................          2,400           240,025
     Shimano, Inc. ..................................................          8,700           434,454
     Shimizu Corp. ..................................................        118,000           507,759
     Shin-Etsu Chemical Co., Ltd. ...................................         59,300         3,045,339
     Shinsei Bank, Ltd. .............................................        149,000           163,763
    #Shionogi & Co., Ltd. ...........................................         37,000           503,663
     Shiseido Co., Ltd. .............................................         48,100           880,392
     Shizuoka Bank, Ltd. ............................................         95,000           921,708
     Showa Denko K.K. ...............................................        196,000           355,599
     Showa Shell Sekiyu K.K. ........................................         26,900           194,700
     SKY Perfect JSAT Holdings, Inc. ................................            293           142,400
     SMC Corp. ......................................................          7,600         1,182,117
     Softbank Corp. .................................................        121,600         3,946,606
     Sojitz Corp. ...................................................        228,300           387,440
     Sony Corp. .....................................................         82,700         1,725,405
    #Sony Corp. Sponsored ADR .......................................         74,848         1,569,563
    #Sony Financial Holdings, Inc. ..................................         22,600           375,948
     Sotetsu Holdings, Inc. .........................................         32,000            98,468
     Square Enix Holdings Co., Ltd. .................................          7,600           144,450
     Stanley Electric Co., Ltd. .....................................         19,300           282,408
     Sugi Holdings Co., Ltd. ........................................          3,800            99,171
   #*Sumco Corp. ....................................................         16,700           168,872
     Sumitomo Bakelite Co., Ltd. ....................................         27,000           158,090
     Sumitomo Chemical Co., Ltd. ....................................        214,000           789,871
     Sumitomo Corp. .................................................        180,500         2,234,798
     Sumitomo Electric Industries, Ltd. .............................        113,400         1,257,318
     Sumitomo Forestry Co., Ltd. ....................................         18,000           155,756
     Sumitomo Heavy Industries, Ltd. ................................         73,000           414,546
     Sumitomo Metal Industries, Ltd. ................................        482,000           906,449
     Sumitomo Metal Mining Co., Ltd. ................................         75,000         1,032,413
     Sumitomo Mitsui Financial Group, Inc. ..........................        206,840         5,781,494
     Sumitomo Realty & Development Co., Ltd. ........................         50,000         1,036,356
     Sumitomo Rubber Industries, Ltd. ...............................         27,600           344,803
     Sundrug Co., Ltd. ..............................................          3,000            88,533
     Suruga Bank, Ltd. ..............................................         44,000           366,786
    #Suzuken Co., Ltd. ..............................................         13,980           334,470
     Suzuki Motor Corp. .............................................         50,300         1,066,820
    #Sysmex Corp. ...................................................          9,200           302,405

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     T&D Holdings, Inc. .............................................         82,400   $       816,867
     Taiheiyo Cement Corp. ..........................................        108,000           209,807
     Taisei Corp. ...................................................        183,000           488,984
    *Taisho Pharmaceutical Holdings Co., Ltd. .......................          7,500           529,547
     Taiyo Nippon Sanso Corp. .......................................         33,000           234,500
     Takashimaya Co., Ltd. ..........................................         64,000           454,360
     Takata Corp. ...................................................          6,800           165,382
     Takeda Pharmaceutical Co., Ltd. ................................        107,000         4,823,709
    #TDK Corp. ......................................................         16,400           668,763
     TDK Corp. Sponsored ADR ........................................          1,900            78,185
     Teijin, Ltd. ...................................................        170,000           593,431
     Terumo Corp. ...................................................         23,400         1,188,955
     THK Co., Ltd. ..................................................         15,200           296,233
    #Tobu Railway Co., Ltd. .........................................        102,000           486,798
     TOHO Co., Ltd. .................................................         13,900           239,092
    #Toho Gas Co., Ltd. .............................................         63,000           356,650
     Tohuku Electric Power Co., Inc. ................................         58,700           648,594
     Tokai Rika Co., Ltd. ...........................................          6,900           111,147
     Tokio Marine Holdings, Inc. ....................................        111,800         2,665,813
     Tokio Marine Holdings, Inc. ADR ................................          4,182            99,699
    #Tokuyama Corp. .................................................         44,000           158,582
   #*Tokyo Electric Power Co., Ltd. .................................        186,900           685,580
     Tokyo Electron, Ltd. ...........................................         24,900         1,324,269
     Tokyo Gas Co., Ltd. ............................................        332,000         1,429,699
     Tokyo Steel Manufacturing Co., Ltd. ............................         26,100           218,792
     Tokyu Corp. ....................................................        143,000           690,202
     Tokyu Land Corp. ...............................................        100,000           420,965
     TonenGeneral Sekiyu K.K. .......................................         37,000           417,519
     Toppan Printing Co., Ltd. ......................................         98,000           761,978
     Toray Industries, Inc. .........................................        211,000         1,501,772
     Toshiba Corp. ..................................................        570,000         2,485,995
     Tosoh Corp. ....................................................         75,000           243,764
     TOTO, Ltd. .....................................................         46,000           382,490
     Toyo Seikan Kaisha, Ltd. .......................................         21,300           324,104
     Toyo Suisan Kaisha, Ltd. .......................................         12,000           306,235
     Toyobo Co., Ltd. ...............................................         77,000           109,351
     Toyoda Gosei Co., Ltd. .........................................          9,500           167,583
     Toyota Auto Body Co., Ltd. .....................................          6,000            89,973
    #Toyota Boshoku Corp. ...........................................          9,300           112,676
     Toyota Motor Corp. .............................................        237,000         7,868,585
     Toyota Motor Corp. Sponsored ADR ...............................         81,534         5,439,133
     Toyota Tsusho Corp. ............................................         38,581           608,821
     Trend Micro, Inc. ..............................................         13,800           493,501
     Trend Micro, Inc. Sponsored ADR ................................            777            28,197
     TSUMURA & CO ...................................................          7,400           208,126
     Ube Industries, Ltd. ...........................................        137,000           401,642
     Uni-Charm Corp. ................................................         18,300           819,546
     UNY Co., Ltd. ..................................................         44,100           397,814
     Ushio, Inc. ....................................................         14,000           206,988
     USS Co., Ltd. ..................................................          3,260           269,502
     Wacoal Corp. ...................................................         14,000           165,390
     West Japan Railway Co. .........................................         22,500           953,406
     Yahoo Japan Corp. ..............................................          2,065           663,195
    #Yakult Honsha Co., Ltd. .......................................         11,600           325,986
     Yamada Denki Co., Ltd. .........................................         13,630           980,198
     Yamaguchi Financial Group, Inc. ................................         48,000           427,701
     Yamaha Corp. ...................................................         30,200           305,665
    *Yamaha Motor Co., Ltd. .........................................         40,200           575,826
     Yamatake Corp. .................................................          7,400           163,715
     Yamato Holdings Co., Ltd. ......................................         63,200         1,047,723
     Yamato Kogyo Co., Ltd. .........................................          5,900           149,238

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Yamazaki Baking Co., Ltd. ......................................         24,000   $       318,178
     Yaskawa Electric Corp. .........................................         34,000           292,125
    *Yokogawa Electric Corp. ........................................         27,000           252,506
     Yokohama Rubber Co., Ltd. ......................................         44,000           251,160
     Zensho Co., Ltd. ...............................................          5,800            72,381
     Zeon Corp. .....................................................         27,000           248,680
                                                                                       ---------------
TOTAL JAPAN .........................................................                      316,566,803
                                                                                       ---------------
NETHERLANDS -- (2.1%)
    *Aegon NV .......................................................        266,108         1,269,055
     Akzo Nobel NV ..................................................         37,355         1,964,203
     Akzo Nobel NV Sponsored ADR ....................................          1,996           105,748
     ArcelorMittal NV ...............................................        122,524         2,540,293
    #ArcelorMittal NV ADR ...........................................          5,700           118,161
     ASML Holding NV ................................................         57,407         2,408,165
     Delta Lloyd NV .................................................         12,860           225,815
     Fugro NV .......................................................         11,112           652,610
     Heineken NV ....................................................         38,386         1,860,410
     Imtech NV ......................................................         10,738           317,220
    *ING Groep NV ...................................................        222,162         1,915,254
    *ING Groep NV Sponsored ADR .....................................        345,739         2,987,185
     Koninklijke Ahold NV ...........................................        185,337         2,367,934
     Koninklijke Ahold NV ADR .......................................          8,320           106,080
     Koninklijke Boskalis Westminster NV ............................         12,064           421,669
     Koninklijke DSM NV .............................................         22,603         1,156,638
     Koninklijke KPN NV .............................................        224,721         2,942,256
     Koninklijke Philips Electronics NV .............................        157,283         3,274,114
     Koninklijke Vopak NV ...........................................          8,820           454,601
     Randstad Holdings NV ...........................................         20,307           720,950
     Reed Elsevier NV ...............................................         51,772           635,766
     Reed Elsevier NV ADR ...........................................         22,835           561,056
     Royal Dutch Shell P.L.C. Series A ..............................         42,714         1,514,623
     SBM Offshore NV ................................................         28,410           624,236
     TNT Express NV .................................................         50,170           425,670
     Unilever NV ....................................................        232,801         8,037,144
     Wolters Kluwer NV ..............................................         40,619           716,720
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                       40,323,576
                                                                                       ---------------
NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd. ...........................        106,632           201,333
     Contact Energy, Ltd. ...........................................         38,048           171,447
     Fletcher Building, Ltd. ........................................        102,428           546,191
     Sky City Entertainment Group, Ltd. .............................         52,999           150,788
     Sky Network Television, Ltd. ...................................         23,000           101,821
    #Telecom Corp. of New Zealand, Ltd. .............................        223,371           456,045
    *TrustPower, Ltd. ...............................................         21,162           123,863
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                        1,751,488
                                                                                       ---------------
NORWAY -- (0.9%)
     Aker ASA Series A ..............................................          4,790           135,976
    *Aker Kvaerner ASA ..............................................         23,335           268,277
   #*Archer, Ltd. ASA ...............................................         20,902            87,886
     BW Offshore, Ltd. ASA ..........................................         12,994            24,254
     DnB NOR ASA Series A ...........................................        154,849         1,791,137
    *DNO International ASA ..........................................         83,791            97,968
     Fred Olsen Energy ASA ..........................................          5,500           184,497
     Golar LNG, Ltd. ................................................          6,906           275,788
     Kongsberg Gruppen ASA ..........................................          6,143           131,676
    #Marine Harvest ASA .............................................        427,823           190,678
     Norsk Hydro ASA ................................................        166,285           861,358

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NORWAY -- (Continued)
     Norsk Hydro ASA Sponsored ADR ..................................         11,200   $        58,240
    #Orkla ASA ......................................................        130,792         1,133,875
    *Petroleum Geo-Services ASA .....................................         37,003           402,029
     Prosafe ASA ....................................................         23,345           176,459
   #*Renewable Energy Corp. ASA .....................................         66,313            63,940
     Schibsted ASA ..................................................          9,450           245,794
     SeaDrill, Ltd. ASA .............................................         52,543         1,725,463
     StatoilHydro ASA ...............................................        132,085         3,351,534
    #StatoilHydro ASA Sponsored ADR .................................         45,656         1,161,032
     Stolt-Nielsen, Ltd. ............................................            617            12,202
     Storebrand ASA .................................................         51,600           315,248
    *Subsea 7 SA ....................................................         49,257         1,062,141
     Telenor ASA ....................................................        132,891         2,367,152
     TGS Nopec Geophysical Co. ASA ..................................         13,072           296,116
     Yara International ASA .........................................         28,721         1,358,199
                                                                                       ---------------
TOTAL NORWAY ........................................................                       17,778,919
                                                                                       ---------------
PORTUGAL -- (0.2%)
    #Banco Espirito Santo SA ........................................        120,947           259,523
   #*Brisa SA .......................................................         29,578           100,670
     Cimpor Cimentos de Portugal SA .................................         24,245           179,263
   #*EDP Renovaveis SA ..............................................         29,651           177,127
     Energias de Portugal SA ........................................        268,471           843,406
     Galp Energia SGPS SA Series B ..................................         36,253           745,572
     Jeronimo Martins SGPS SA .......................................         35,510           608,920
     Portugal Telecom SA ............................................         87,250           623,941
    #Portugal Telecom SGPS SA Sponsored ADR .........................         20,300           145,957
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                        3,684,379
                                                                                       ---------------
SINGAPORE -- (1.3%)
     Asia Pacific Breweries, Ltd. ...................................         14,000           277,328
     CapitaLand, Ltd. ...............................................        434,750           936,645
     CapitaMalls Asia, Ltd. .........................................        192,000           206,882
     City Developments, Ltd. ........................................         77,000           664,021
     ComfortDelGro Corp., Ltd. ......................................        215,000           238,234
    #Cosco Corp Singapore, Ltd. .....................................        132,000           105,620
     DBS Group Holdings, Ltd. .......................................        294,578         2,877,370
     Fraser & Neave, Ltd. ...........................................        154,500           752,483
   #*Genting Singapore P.L.C ........................................        842,000         1,150,488
     Golden Agri-Resources, Ltd. ....................................      1,125,000           575,914
     Great Eastern Holdings, Ltd. ...................................          5,000            51,640
   #*GuocoLand, Ltd. ................................................         85,000           127,859
     Jardine Cycle & Carriage, Ltd. .................................         15,339           551,408
    #Keppel Corp., Ltd. .............................................        215,600         1,614,009
     Keppel Land, Ltd. ..............................................        141,000           311,070
    #Neptune Orient Lines, Ltd. .....................................        153,000           137,217
    #Olam International, Ltd. .......................................        199,054           398,725
    #Oversea-Chinese Banking Corp., Ltd. ............................        405,380         2,714,005
    #Overseas Union Enterprise, Ltd. ................................         44,000            80,778
     Sakari Resources, Ltd. .........................................         98,000           183,062
     SATS, Ltd. .....................................................        120,736           235,243
     SembCorp Industries, Ltd. ......................................        121,320           399,982
    #SembCorp Marine, Ltd. ..........................................        108,000           358,206
    *SIA Engineering Co., Ltd. ......................................          2,000             5,846
     Singapore Airlines, Ltd. .......................................         90,400           837,626
     Singapore Exchange, Ltd. .......................................        118,000           629,734
     Singapore Land, Ltd. ...........................................          4,000            18,639
     Singapore Post, Ltd. ...........................................         99,000            80,616
    #Singapore Press Holdings, Ltd. .................................        199,000           615,834
     Singapore Technologies Engineering, Ltd. .......................        245,000           548,850
     Singapore Telecommunications, Ltd. .............................      1,149,650         2,906,675

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     SMRT Corp., Ltd. ...............................................         59,000   $        86,395
     StarHub, Ltd. ..................................................        110,000           246,204
     United Industrial Corp., Ltd. ..................................         96,000           205,811
     United Overseas Bank, Ltd. .....................................        194,941         2,643,896
     UOL Group, Ltd. ................................................         86,000           304,031
     Venture Corp., Ltd. ............................................         48,000           256,004
     Wilmar International, Ltd. .....................................        308,000         1,329,890
     Yangzijiang Shipbuilding Holdings, Ltd. ........................        242,000           179,245
    #Yanlord Land Group, Ltd. .......................................         90,000            73,034
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                       25,916,519
                                                                                       ---------------
SPAIN -- (2.7%)
    #Abertis Infraestructuras SA ....................................         46,785           769,875
     Acciona SA .....................................................          4,969           469,866
     Acerinox SA ....................................................         13,941           184,497
     Actividades de Construccion y Servicios SA .....................         19,195           727,148
    *Amadeus IT Holding SA ..........................................         29,290           552,014
     Banco Bilbao Vizcaya Argentaria SA .............................        254,821         2,293,368
    #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR ...............        508,343         4,595,421
    #Banco de Sabadell SA ...........................................        201,652           723,282
     Banco Espanol de Credito SA ....................................          9,662            57,209
    #Banco Popular Espanol SA .......................................        202,371           926,304
     Banco Santander SA .............................................        430,868         3,646,807
     Banco Santander SA Sponsored ADR ...............................        884,386         7,570,344
    #Bankinter SA ...................................................         38,692           236,217
     CaixaBank SA ...................................................        160,420           782,110
     Cintra Concesiones de Infraestructuras de Transporte SA ........         61,097           776,547
    *Distribuidora Internacional de Alimentacion SA .................         85,692           391,881
     Ebro Foods SA ..................................................          2,842            57,592
    #Enagas SA ......................................................         27,296           536,736
    #Fomento de Construcciones y Contratas SA .......................          5,469           141,583
     Gas Natural SDG SA .............................................         54,524         1,013,487
    *Grifols SA .....................................................         17,103           317,987
    #Iberdrola SA ...................................................        614,748         4,447,684
     Indra Sistemas SA ..............................................         13,729           230,047
     Industria de Diseno Textil SA ..................................         31,554         2,864,456
    #Mapfre SA ......................................................        123,583           451,567
     Mediaset Espana Comunicacion SA ................................         31,341           207,409
     Prosegur Cia de Seguridad SA ...................................            719            35,747
     Red Electrica Corporacion SA ...................................         14,225           685,265
     Repsol YPF SA ..................................................         44,370         1,335,525
     Repsol YPF SA Sponsored ADR ....................................         78,700         2,374,379
    #Sacyr Vallehermoso SA ..........................................         29,666           207,166
     Telefonica SA ..................................................        189,773         4,032,983
    #Telefonica SA Sponsored ADR ....................................        387,489         8,280,640
    #Zardoya Otis SA ................................................         21,440           288,836
                                                                                       ---------------
TOTAL SPAIN .........................................................                       52,211,979
                                                                                       ---------------
SWEDEN -- (2.4%)
     Alfa Laval AB ..................................................         45,146           840,830
     Assa Abloy AB Series B .........................................         44,162         1,072,472
     Atlas Copco AB Series A ........................................         97,333         2,115,969
     Atlas Copco AB Series B ........................................         56,294         1,093,930
     Boliden AB .....................................................         51,278           728,989
     Electrolux AB Series B .........................................         44,375           826,280
     Elekta AB Series B .............................................         12,957           517,427
     Getinge AB Series B ............................................         28,712           744,820
     Hennes & Mauritz AB Series B ...................................        153,180         5,064,797
     Hexagon AB Series B ............................................         49,033           751,532
    *Husqvarna AB Series A ..........................................         12,600            64,241
    *Husqvarna AB Series B ..........................................         68,881           349,840

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
    *Lundin Petroleum AB ............................................         27,710   $       676,258
    *Meda AB Series A ...............................................         32,719           332,974
    *Millicom International Cellular SA SDR .........................          8,886           980,005
     Modern Times Group AB Series B .................................          6,100           322,533
     Nordea Bank AB .................................................        460,307         4,179,991
     Ratos AB Series B ..............................................         34,998           465,501
     Sandvik AB .....................................................        153,264         2,106,861
     Scania AB Series B .............................................         44,768           751,204
     Securitas AB Series B ..........................................         39,905           363,626
     Skandinaviska Enskilda Banken AB Series A ......................        249,926         1,566,764
     Skanska AB Series B ............................................         64,423         1,051,957
     SKF AB Series B ................................................         54,779         1,214,012
     SSAB AB Series A ...............................................         34,790           336,316
     SSAB AB Series B ...............................................         10,905            92,396
    #Svenska Cellulosa AB Series A ..................................          5,672            83,758
     Svenska Cellulosa AB Series B ..................................        103,563         1,511,872
     Svenska Handelsbanken AB Series A ..............................         71,610         2,056,673
     Swedbank AB Series A ...........................................        123,490         1,728,920
     Swedish Match AB ...............................................         30,700         1,060,069
     Tele2 AB Series B ..............................................         49,694         1,046,471
     Telefonaktiebolaget LM Ericsson AB Series A ....................         11,679           116,311
     Telefonaktiebolaget LM Ericsson AB Series B ....................        404,326         4,214,503
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...............         46,000           478,860
     TeliaSonera AB .................................................        336,413         2,338,381
     Volvo AB Series A ..............................................         75,508           938,053
     Volvo AB Series B ..............................................        193,233         2,405,113
     Volvo AB Sponsored ADR .........................................         14,500           179,365
                                                                                       ---------------
TOTAL SWEDEN ........................................................                       46,769,874
                                                                                       ---------------
SWITZERLAND -- (6.5%)
     ABB, Ltd. ......................................................        154,276         2,904,311
     ABB, Ltd. Sponsored ADR ........................................        182,000         3,423,420
     Actelion, Ltd. .................................................         14,133           523,529
     Adecco SA ......................................................         20,115           966,068
    #Alpiq Holding AG ...............................................            365            76,473
    *Aryzta AG ......................................................          6,650           320,651
     Baloise Holding AG .............................................          8,863           721,943
     Banque Cantonale Vaudoise AG ...................................            425           220,018
     Barry Callebaut AG .............................................            267           253,146
   #*Basler Kantonalbank AG .........................................            514            80,587
     Compagnie Financiere Richemont SA Series A .....................         75,897         4,323,443
     Credit Suisse Group AG .........................................        105,497         3,042,643
    #Credit Suisse Group AG Sponsored ADR ...........................         63,337         1,834,873
     EMS-Chemie Holding AG ..........................................            959           169,097
     Ferrexpo P.L.C. ................................................          6,152            31,665
     Galenica Holding AG ............................................             10             5,793
     Geberit AG .....................................................          5,738         1,175,128
     Givaudan SA ....................................................          1,353         1,230,579
     Holcim, Ltd. ...................................................         44,680         2,829,410
     Julius Baer Group, Ltd. ........................................         40,964         1,539,215
     Kuehne & Nagel International AG ................................          6,941           859,929
     Lindt & Spruengli AG ...........................................             15           552,362
     Lonza Group AG .................................................          5,861           389,864
     Nestle SA ......................................................        489,910        28,335,266
     Novartis AG ....................................................        193,385        10,894,398
     Novartis AG ADR ................................................        147,100         8,306,737
     Partners Group Holding AG ......................................          1,824           341,205
    *PSP Swiss Property AG ..........................................          2,517           228,997
     Roche Holding AG Bearer ........................................          3,783           646,270
     Roche Holding AG Genusschein ...................................        104,748        17,185,942
     Schindler Holding AG ...........................................          2,881           338,110

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     SGS SA .........................................................            730   $     1,252,263
     Sika AG ........................................................            323           633,021
     Sonova Holding AG ..............................................          7,256           767,234
    *Sulzer AG ......................................................          4,079           475,406
     Swatch Group AG (7184725) ......................................          5,115         2,153,346
     Swatch Group AG (7184736) ......................................          5,992           441,852
     Swiss Life Holding AG ..........................................          6,076           746,238
    *Swiss Re, Ltd. .................................................         60,267         3,290,488
     Swisscom AG ....................................................          3,364         1,355,161
     Syngenta AG ....................................................          7,073         2,155,292
    #Syngenta AG ADR ................................................         37,300         2,277,911
     Synthes, Inc. ..................................................          9,247         1,546,370
    *UBS AG .........................................................        532,753         6,733,044
   #*UBS AG ADR .....................................................         33,538           423,250
     Zurich Financial Services AG ...................................         24,955         5,750,720
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                      123,752,668
                                                                                       ---------------
UNITED KINGDOM -- (17.9%)
     Aberdeen Asset Management P.L.C. ...............................          2,696             8,301
     Admiral Group P.L.C. ...........................................         27,244           513,849
     Aggreko P.L.C. .................................................         37,577         1,030,127
     Amec P.L.C. ....................................................         53,100           786,911
     Anglo American P.L.C. ..........................................        211,958         7,770,474
     Antofagasta P.L.C. .............................................         72,046         1,396,201
     ARM Holdings P.L.C. ............................................        139,465         1,308,582
     ARM Holdings P.L.C. Sponsored ADR ..............................         18,300           514,047
     Ashmore Group P.L.C. ...........................................         41,357           230,741
     Associated British Foods P.L.C. ................................         55,097           977,911
     AstraZeneca P.L.C. .............................................        123,555         5,931,765
    #AstraZeneca P.L.C. Sponsored ADR ...............................         80,200         3,842,382
     Aviva P.L.C ....................................................        497,533         2,714,320
     Babcock International Group P.L.C. .............................         21,344           241,220
     BAE Systems P.L.C. .............................................        560,405         2,485,193
     Balfour Beatty P.L.C. ..........................................         91,945           370,924
     Barclays P.L.C. ................................................        385,686         1,195,603
    #Barclays P.L.C. Sponsored ADR ..................................        365,409         4,571,267
     BG Group P.L.C. ................................................        453,969         9,843,858
    #BG Group P.L.C. Sponsored ADR ..................................         12,500         1,373,000
     BHP Billiton P.L.C. ............................................        108,059         3,402,718
    #BHP Billiton P.L.C. ADR ........................................        113,263         7,132,171
     BP P.L.C. ......................................................        737,244         5,425,250
     BP P.L.C. Sponsored ADR ........................................        415,018        18,335,495
     British American Tobacco P.L.C. ................................        252,906        11,595,806
     British American Tobacco P.L.C.. Sponsored ADR .................         19,052         1,757,547
     British Sky Broadcasting Group P.L.C. ..........................        158,195         1,783,722
     British Sky Broadcasting Group P.L.C. Sponsored ADR ............          1,765            81,084
     BT Group P.L.C. ................................................        719,650         2,171,344
    #BT Group P.L.C. Sponsored ADR ..................................         36,202         1,094,748
     Bunzl P.L.C. ...................................................         49,539           640,817
     Burberry Group P.L.C. ..........................................         61,950         1,329,916
    *Cairn Energy P.L.C. ............................................        210,517           994,234
     Capita Group P.L.C. ............................................         84,075           980,937
     Carnival P.L.C. ................................................         25,123           919,236
    #Carnival P.L.C. ADR ............................................         10,700           391,085
     Centrica P.L.C. ................................................        726,231         3,457,289
     Cobham P.L.C. ..................................................        149,602           431,716
     Compass Group P.L.C. ...........................................        287,699         2,612,547
     Croda International P.L.C. .....................................          5,016           141,016
     Diageo P.L.C. ..................................................        135,518         2,804,646
     Diageo P.L.C. Sponsored ADR ....................................         63,791         5,286,998
    *Essar Energy P.L.C. ............................................          8,928            43,778

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Eurasian Natural Resources Corp. P.L.C. ........................         41,313   $       435,157
     Experian P.L.C. ................................................        146,479         1,902,871
     Fresnillo P.L.C. ...............................................         24,567           666,034
     G4S P.L.C. .....................................................        243,683           952,724
     GKN P.L.C. .....................................................        277,462           843,488
     GlaxoSmithKline P.L.C. .........................................        478,323        10,734,683
     GlaxoSmithKline P.L.C. Sponsored ADR ...........................        154,591         6,924,131
     Hargreaves Lansdown P.L.C. .....................................         34,905           280,491
     HSBC Holdings P.L.C. ...........................................      1,206,879        10,735,807
     HSBC Holdings P.L.C. Sponsored ADR .............................        309,839        13,527,571
     ICAP P.L.C. ....................................................        101,460           654,396
     IMI P.L.C. .....................................................         43,908           578,677
     Imperial Tobacco Group P.L.C. ..................................        115,557         4,209,379
     Imperial Tobacco Group P.L.C. ADR ..............................         19,700         1,438,100
     Informa P.L.C. .................................................         71,927           417,684
    *Inmarsat P.L.C. ................................................         56,688           427,643
     Intercontinental Hotels Group P.L.C. ...........................         34,478           636,326
    *International Consolidated Airlines Group SA ...................        201,524           554,906
     International Power P.L.C. .....................................        204,552         1,109,629
     Intertek Group P.L.C. ..........................................         22,514           742,303
     Invensys P.L.C. ................................................        110,599           400,122
     Investec P.L.C. ................................................         95,090           576,108
    *ITV P.L.C. .....................................................        495,005           507,191
     John Wood Group P.L.C. .........................................         40,590           401,873
     Johnson Matthey P.L.C. .........................................         34,305         1,031,858
     Kazakhmys P.L.C. ...............................................         39,377           582,132
     Kingfisher P.L.C. ..............................................        438,969         1,818,687
     Legal & General Group P.L.C. ...................................      1,000,951         1,763,284
    *Lloyds Banking Group P.L.C. ....................................      4,365,654         2,257,578
   #*Lloyds Banking Group P.L.C. Sponsored ADR ......................        537,897         1,108,068
     London Stock Exchange Group P.L.C. .............................         17,563           253,553
    *Lonmin P.L.C. ..................................................         31,800           553,041
     Man Group P.L.C. ...............................................        323,056           772,274
     Marks & Spencer Group P.L.C. ...................................        266,111         1,371,963
     Meggitt P.L.C. .................................................        139,410           860,382
     Mondi P.L.C. ...................................................         69,707           530,167
     National Grid P.L.C. ...........................................        228,123         2,268,005
    #National Grid P.L.C. Sponsored ADR .............................         48,919         2,449,374
     Next P.L.C. ....................................................         26,555         1,088,387
     Old Mutual P.L.C. ..............................................        989,122         1,739,006
     Pearson P.L.C. .................................................        101,266         1,860,340
     Pearson P.L.C. Sponsored ADR ...................................         39,300           723,120
     Pennon Group P.L.C. ............................................         45,800           511,619
     Petrofac, Ltd. .................................................         35,386           812,845
     Prudential P.L.C. ..............................................        287,468         2,969,285
     Prudential P.L.C. ADR ..........................................         62,200         1,285,674
     Randgold Resources, Ltd. .......................................         14,107         1,542,845
     Reckitt Benckiser Group P.L.C. .................................         89,073         4,572,086
     Reed Elsevier P.L.C. ...........................................         96,382           825,108
    #Reed Elsevier P.L.C. ADR .......................................         20,755           709,613
     Resolution, Ltd. ...............................................        274,669         1,208,787
     Rexam P.L.C. ...................................................        173,329           960,761
     Rio Tinto P.L.C. ...............................................        168,948         9,139,891
     Rio Tinto P.L.C. Sponsored ADR .................................         51,504         2,784,306
    *Rolls-Royce Holdings P.L.C. (B4RNCM5) ..........................     20,614,371            33,146
    *Rolls-Royce Holdings P.L.C. (B63H849) ..........................        298,759         3,362,967
    *Royal Bank of Scotland Group P.L.C. ............................      2,540,087           980,271
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............         13,427           103,925
     Royal Dutch Shell P.L.C. ADR ...................................        267,024        19,172,323
     Royal Dutch Shell P.L.C. Series A ..............................          2,180            77,226
     Royal Dutch Shell P.L.C. Series B ..............................         72,070         2,585,735

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     RSA Insurance Group P.L.C. .....................................        720,180   $     1,286,134
     SABmiller P.L.C. ...............................................        144,045         5,246,142
     Sage Group P.L.C. ..............................................        231,654         1,033,160
     Sainsbury (J.) P.L.C. ..........................................        250,137         1,198,645
     Schroders P.L.C ................................................         18,739           431,903
     Schroders P.L.C. Non-Voting ....................................          9,996           199,867
     Serco Group P.L.C. .............................................         69,679           580,252
     Severn Trent P.L.C. ............................................         30,639           745,769
     Shire P.L.C. ...................................................         40,423         1,268,698
     Shire P.L.C. ADR ...............................................         15,574         1,468,628
     Smith & Nephew P.L.C. ..........................................         91,370           836,323
     Smith & Nephew P.L.C. Sponsored ADR ............................          7,000           321,020
     Smiths Group P.L.C. ............................................         59,358           911,013
     SSE P.L.C. .....................................................        147,138         3,179,086
     Standard Chartered P.L.C. ......................................        389,134         9,080,168
     Standard Life P.L.C. ...........................................        419,811         1,448,083
     Tate & Lyle P.L.C. .............................................         82,806           866,347
     Tesco P.L.C. ...................................................      1,280,146         8,253,622
     Tullow Oil P.L.C. ..............................................        120,813         2,714,412
     Unilever P.L.C. ................................................         78,953         2,646,514
    #Unilever P.L.C. Sponsored ADR ..................................        124,654         4,194,607
     United Utilities Group P.L.C. ..................................         82,787           807,026
     United Utilities Group P.L.C. ADR ..............................          5,177           100,175
     Vedanta Resources P.L.C. .......................................         18,822           384,176
     Vodafone Group P.L.C. ..........................................      3,189,133         8,855,210
     Vodafone Group P.L.C. Sponsored ADR ............................        541,850        15,085,104
     Weir Group P.L.C. (The) ........................................         33,382         1,022,716
     Whitbread P.L.C. ...............................................         30,551           811,782
     William Morrison Supermarkets P.L.C. ...........................        364,478         1,767,506
     Wolseley P.L.C. ................................................         47,062         1,357,081
    #Wolseley P.L.C. ADR ............................................         19,300            55,777
     WPP P.L.C. .....................................................        155,800         1,612,694
     WPP P.L.C. Sponsored ADR .......................................         15,840           820,987
     Xstrata P.L.C. .................................................        339,071         5,647,746
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                      342,486,075
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,691,915,317
                                                                                       ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)
     Porsche Automobil Holding SE ...................................         19,267         1,122,401
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
    *Umicore SA STRIP VVPR ..........................................            275                --
                                                                                       ---------------
FRANCE -- (0.0%)
    *GDF Suez SA STRIP VVPR .........................................         11,445                16
                                                                                       ---------------
HONG KONG -- (0.0%)
    *New World Development Co., Ltd. Rights 11/22/11 ................        227,300            77,534
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           77,550
                                                                                       ---------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.6%)
 (S)@DFA Short Term Investment Fund .................................    222,462,799   $   222,462,799
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
        $141,447) to be repurchased at $138,674 .....................   $        139           138,674
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL                                                        222,601,473
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,823,498,825) ............................................                  $ 1,915,716,741
                                                                                       ===============

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (87.5%)
AUSTRALIA -- (6.6%)
    *ABM Resources NL ...............................................        684,899   $        44,801
    *Acer Energy, Ltd. ..............................................         76,673             9,487
    #Acrux, Ltd. ....................................................         99,878           353,625
    *Adamus Resources, Ltd. .........................................        124,552            90,668
     Adelaide Brighton, Ltd. ........................................        612,451         1,832,636
     Aditya Birla Minerals, Ltd. ....................................        166,629           169,263
    *AED Oil, Ltd. ..................................................        237,059            36,226
     AGL Energy, Ltd. ...............................................         89,998         1,356,005
    *AJ Lucas Group, Ltd. ...........................................         37,498            53,351
    *Alchemia, Ltd. .................................................         57,652            16,775
    #Alesco Corp., Ltd. .............................................        121,848           179,733
   #*Alkane Resources, Ltd. .........................................        190,707           231,124
    *Alliance Resources, Ltd. .......................................        108,059            15,129
   #*Allied Gold Mining P.L.C .......................................         47,466           121,180
    *Altona Mining, Ltd. ............................................        156,714            40,704
     Alumina, Ltd. ..................................................        543,465           827,864
    #Alumina, Ltd. Sponsored ADR ....................................        468,068         2,883,299
    *Amadeus Energy, Ltd. ...........................................        234,309            49,609
     Amalgamated Holdings, Ltd. .....................................         84,136           499,665
     Amcom Telecommunications, Ltd. .................................        173,190           151,544
     Amcor, Ltd. ....................................................        778,258         5,693,902
     Amcor, Ltd. Sponsored ADR ......................................         30,507           890,499
     AMP, Ltd. ......................................................      1,039,207         4,632,837
    *Ampella Mining, Ltd. ...........................................         23,990            45,451
     Ansell, Ltd. ...................................................        118,397         1,731,699
    *Antares Energy, Ltd. ...........................................        189,154            79,815
    #APA Group, Ltd. ................................................        295,688         1,348,477
    #APN News & Media, Ltd. .........................................        513,090           470,581
    *Aquarius Platinum, Ltd. ........................................        291,697           855,714
   #*Aquila Resources, Ltd. .........................................         47,864           297,172
   #*Arafura Resources, Ltd. ........................................        327,800           206,978
     ARB Corp., Ltd. ................................................         40,854           343,083
    #Aristocrat Leisure, Ltd. .......................................        189,139           447,775
     Asciano Group, Ltd. ............................................      2,239,129         3,579,498
    #ASG Group, Ltd. ................................................        119,008           108,671
    *Aspire Mining, Ltd. ............................................         21,081             9,222
    *Aston Resources, Ltd. ..........................................          5,435            59,638
     ASX, Ltd. ......................................................         95,775         3,075,187
    *Atlantic, Ltd. .................................................         37,094            61,934
    #Atlas Iron, Ltd. ...............................................        703,832         2,282,788
   #*Aurora Oil & Gas, Ltd. .........................................        158,946           478,595
    #Ausdrill, Ltd. .................................................        329,203         1,004,173
    #Ausenco, Ltd. ..................................................        123,868           348,890
   #*Ausgold, Ltd. ..................................................          8,706            10,908
     Austal, Ltd. ...................................................        103,566           246,283
    *Austar United Communications, Ltd. .............................        403,781           488,971
     Austbrokers Holdings, Ltd. .....................................         26,915           177,394
     Austin Engineering, Ltd. .......................................         20,395            83,973
     Australia & New Zealand Banking Group, Ltd. ....................        762,059        17,219,748
    *Australian Agricultural Co., Ltd. ..............................        270,807           397,372
     Australian Infrastructure Fund .................................        527,032         1,046,297
     Australian Pharmaceutical Industries, Ltd. .....................        476,014           149,488
    *Australian Worldwide Exploration, Ltd. .........................        629,493           907,818
    #Automotive Holdings Group NL ...................................        231,412           506,222
    *Avexa, Ltd. ....................................................        345,190            15,070
     AVJennings, Ltd. ...............................................        143,047            66,219
   #*Azumah Resources, Ltd. .........................................         45,485            18,905
   #*Bandanna Energy, Ltd. ..........................................        188,599           160,968

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    #Bank of Queensland, Ltd. .......................................        287,060   $     2,524,126
    *Bannerman Resources, Ltd. ......................................        166,691            46,652
   #*BC Iron, Ltd. ..................................................         19,399            48,989
     Beach Energy, Ltd. .............................................      1,488,565         1,829,449
    *Beadell Resources, Ltd. ........................................        296,871           243,450
    #Bendigo Bank, Ltd. .............................................        463,159         4,573,380
    *Berkeley Resources, Ltd. .......................................         45,197            15,172
    #BHP Billiton, Ltd. Sponsored ADR ...............................         96,474         7,532,690
    #Billabong International, Ltd. ..................................        226,740         1,012,932
    *Bionomics, Ltd. ................................................         19,472             8,416
   #*Biota Holdings, Ltd. ...........................................        244,448           205,534
    *Bisalloy Steel Group, Ltd. .....................................         42,493             9,156
     Blackmores, Ltd. ...............................................          3,704           114,367
    *Blackthorn Resources, Ltd. .....................................          1,635               868
    *BlueScope Steel, Ltd. ..........................................      1,997,974         1,747,880
   #*BMA Gold, Ltd. .................................................        156,916            90,002
    #Boart Longyear, Ltd. ...........................................        498,101         1,695,578
    *Boom Logistics, Ltd. ...........................................        320,214           100,673
    #Boral, Ltd. ....................................................        972,120         3,968,293
    *Bow Energy, Ltd. ...............................................        398,784           619,582
     Bradken, Ltd. ..................................................        154,519         1,246,258
     Brambles, Ltd. .................................................        216,198         1,494,557
    *Bravura Solutions, Ltd. ........................................         48,054             7,251
     Breville Group, Ltd. ...........................................         60,870           195,120
    #Brickworks, Ltd. ...............................................         84,633           993,522
     BSA, Ltd. ......................................................         41,919             8,831
    #BT Investment Management, Ltd. .................................         29,872            63,081
    *Buru Energy, Ltd. ..............................................          7,360             6,987
    #Cabcharge Australia, Ltd. ......................................        138,822           611,185
     Calliden Group, Ltd. ...........................................         35,815             6,407
     Caltex Australia, Ltd. .........................................        167,225         2,322,408
     Campbell Brothers, Ltd. ........................................         27,955         1,345,750
    *Cape Lambert Resources, Ltd. ...................................        443,943           195,291
    *Capral, Ltd. ...................................................         19,104             3,963
     Cardno, Ltd. ...................................................        104,419           574,019
    *Carnarvon Petroleum, Ltd. ......................................        672,943            93,737
    *Carnegie Wave Energy, Ltd. .....................................         68,359             5,143
    #carsales.com, Ltd. .............................................         93,300           482,314
     Cash Converters International, Ltd. ............................        314,772           142,367
   #*Catalpa Resources, Ltd. ........................................        235,891           426,733
    *Centaurus Metals, Ltd. .........................................         19,078            14,546
    *Central Petroleum, Ltd. ........................................        411,888            23,166
    *Centrebet International, Ltd. Claim Units ......................         22,005                --
   #*Ceramic Fuel Cells, Ltd. .......................................        215,128            29,112
    *Cerro Resources NL .............................................        350,154            57,907
    *CGA Mining, Ltd. ...............................................          9,637            23,605
     Challenger, Ltd. ...............................................        491,725         2,344,122
    *ChemGenex Pharmaceuticals, Ltd. ................................          6,842               180
   #*Citigold Corp., Ltd. ...........................................        806,483            60,972
     Clarius Group, Ltd. ............................................         29,108            16,026
   #*Clean Seas Tuna, Ltd. ..........................................        158,151            15,357
    *Clinuvel Pharmaceuticals, Ltd. .................................         13,426            20,997
     Clough, Ltd. ...................................................        223,920           188,746
    *CMA Corp., Ltd. ................................................          2,055               520
   #*Coal of Africa, Ltd. ...........................................        400,214           333,230
    *Coalspur Mines, Ltd. ...........................................        156,278           303,113
     Coca-Cola Amatil, Ltd. .........................................         72,219           932,261
     Cochlear, Ltd. .................................................         13,982           858,498
   #*Cockatoo Coal, Ltd. ............................................        973,718           388,187
     Codan, Ltd. ....................................................          4,156             5,652
     Coffey International, Ltd. .....................................        136,278            54,009

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    #Commonwealth Bank of Australia NL ..............................        298,377   $    15,327,594
    *Compass Resources, Ltd. ........................................         18,720                --
    #Computershare, Ltd. ............................................         98,154           775,703
     Consolidated Media Holdings, Ltd. ..............................        121,781           334,487
    *Continental Coal, Ltd. .........................................        218,913            48,507
    *Cooper Energy, Ltd. ............................................        291,291           117,117
    #Count Financial, Ltd. ..........................................         62,301            90,817
     Coventry Group, Ltd. ...........................................         13,156            30,200
    #Credit Corp. Group, Ltd. .......................................         45,692           187,833
     Crown, Ltd. ....................................................        263,431         2,219,786
    #CSG, Ltd. ......................................................         86,778           103,354
     CSL, Ltd. ......................................................         71,853         2,164,133
     CSR, Ltd. ......................................................        667,756         1,700,861
    *Cudeco, Ltd. ...................................................        153,294           505,670
    *Cue Energy Resources, Ltd. .....................................        287,579            70,213
     Customers, Ltd. ................................................         85,350            95,243
    *Dart Energy, Ltd. ..............................................        155,270            99,932
     Data#3, Ltd. ...................................................          3,162            41,957
    #David Jones, Ltd. ..............................................        521,024         1,839,293
     Decmil Group, Ltd. .............................................         81,114           179,207
    *Deep Yellow, Ltd. ..............................................        694,990            89,283
     Devine, Ltd. ...................................................        439,390           103,544
    *Discovery Metals, Ltd. .........................................        121,304           175,112
     Domino's Pizza Enterprises, Ltd. ...............................          4,780            33,684
   #*Downer EDI, Ltd. ...............................................        589,403         1,871,744
    *Dragon Mining, Ltd. ............................................         13,081            18,274
    *Drillsearch Energy, Ltd. .......................................        135,347            86,610
     DUET Group, Ltd. ...............................................        751,712         1,310,058
    #DuluxGroup, Ltd. ...............................................        143,664           395,789
     DWS Advanced Business Solutions, Ltd. ..........................         57,318            80,259
   #*Eastern Star Gas, Ltd. .........................................        640,145           590,328
    *Echo Entertainment Group, Ltd. .................................        844,488         3,277,901
   #*Elders, Ltd. ...................................................        974,226           283,256
    *Elemental Minerals, Ltd. .......................................         53,324            69,456
     Emeco Holdings, Ltd. ...........................................        712,988           738,646
   #*Energy Resources of Australia, Ltd. ............................        172,152           352,431
   #*Energy World Corp., Ltd. .......................................        784,015           472,075
    #Envestra, Ltd. .................................................        729,429           491,518
    *Equatorial Resources, Ltd. .....................................          7,296            17,607
     Equity Trustees, Ltd. ..........................................          1,198            16,789
     eServGlobal, Ltd. ..............................................        105,415            58,035
     Euroz, Ltd. ....................................................         64,770            94,786
    *Exco Resources, Ltd. ...........................................         91,743            67,381
   #*Extract Resources, Ltd. ........................................         98,791           791,026
    #Fairfax Media, Ltd. ............................................      2,908,021         2,819,762
     Fantastic Holdings, Ltd. .......................................            975             2,299
    *FAR, Ltd. ......................................................      1,268,630            40,814
     Finbar Group, Ltd. .............................................          2,330             2,339
    #FKP Property Group, Ltd. .......................................      1,114,997           574,640
    #Fleetwood Corp., Ltd. ..........................................         56,704           724,443
    #Fletcher Building, Ltd. ........................................         96,641           516,397
     FlexiGroup, Ltd. ...............................................        276,345           650,893
    #Flight Centre, Ltd. ............................................         50,380         1,046,068
    *Flinders Mines, Ltd. ...........................................      1,107,570           177,848
   #*Focus Minerals, Ltd. ...........................................      5,154,034           320,349
    *Forest Enterprises Australia, Ltd. .............................        405,363                --
     Forge Group, Ltd. ..............................................         38,094           188,553
    #Fortescue Metals Group, Ltd. ...................................        134,648           676,313
     Foster's Group, Ltd. ...........................................        403,571         2,257,072
    *Fox Resources, Ltd. ............................................         21,243             1,790
    *Funtastic, Ltd. ................................................         54,775             2,116

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     G8 Education, Ltd. .............................................          4,668   $         2,439
   #*Galaxy Resources, Ltd. .........................................        282,339           188,398
    *Gascoyne Resources, Ltd. .......................................          7,514             1,883
    *Geodynamics, Ltd. ..............................................        164,951            40,304
   #*Gindalbie Metals, Ltd. .........................................        605,364           344,167
    *Gloucester Coal, Ltd. ..........................................        129,201           922,167
    *Gold Road Resources, Ltd. ......................................         18,218             6,832
    *Golden West Resources, Ltd. ....................................         23,675            11,066
    #Goodman Fielder, Ltd. ..........................................      2,309,762         1,343,280
     GrainCorp, Ltd. ................................................        240,243         1,978,973
     Grange Resources, Ltd. .........................................        886,824           415,180
   #*Great Southern, Ltd. ...........................................        123,895                --
    *Greenland Minerals & Energy, Ltd. ..............................        131,180            72,383
    *Gryphon Minerals, Ltd. .........................................         99,679           146,407
     GUD Holdings, Ltd. .............................................        106,084           869,553
    *Gujarat NRE Coking Coal, Ltd. ..................................         46,225            11,914
   #*Gunns, Ltd. ....................................................      1,359,648           375,608
    #GWA Group, Ltd. ................................................        271,335           650,047
    #Harvey Norman Holdings, Ltd. ...................................        647,128         1,465,621
    *Hastie Group, Ltd. .............................................        231,440            25,455
    *Heron Resources, Ltd. ..........................................        146,270            28,166
    *HFA Holdings, Ltd. .............................................        133,879           130,356
    *Highlands Pacific, Ltd. ........................................        490,906           109,960
   #*Hillgrove Resources, Ltd. ......................................        798,640           197,980
    #Hills Holdings, Ltd. ...........................................        255,144           290,659
   #*Horizon Oil, Ltd. ..............................................      1,105,958           274,815
   #*Icon Energy, Ltd. ..............................................        357,233            52,369
    *IDT Australia, Ltd. ............................................         16,841             6,534
    #iiNet, Ltd. ....................................................        193,930           525,636
     Iluka Resources, Ltd. ..........................................        147,991         2,460,298
     Imdex, Ltd. ....................................................        152,894           333,857
     IMF Australia, Ltd. ............................................         66,357           100,572
     Incitec Pivot, Ltd. ............................................      1,051,859         3,809,965
     Independence Group NL ..........................................        168,256           930,207
    *Indo Mines, Ltd. ...............................................         14,045             5,084
    *Indophil Resources NL ..........................................        410,447           162,495
    #Industrea, Ltd. ................................................        417,519           560,050
    #Infigen Energy, Ltd. ...........................................        693,403           209,417
     Infomedia, Ltd. ................................................         80,383            18,552
     Insurance Australia Group, Ltd. ................................      1,465,134         4,830,321
   #*Integra Mining, Ltd. ...........................................        737,553           408,931
     Integrated Research, Ltd. ......................................         22,833            11,878
   #*Intrepid Mines, Ltd. ...........................................        385,054           457,524
    #Invocare, Ltd. .................................................         50,409           367,273
     IOOF Holdings, Ltd. ............................................        256,228         1,697,046
     Iress Market Technology, Ltd. ..................................         51,253           408,445
    *Iron Ore Holdings, Ltd. ........................................         39,023            51,590
    *Ivanhoe Australia, Ltd. ........................................          8,077             8,981
    *James Hardie Industries SE .....................................        173,166         1,121,578
    *James Hardie Industries SE Sponsored ADR .......................          8,092           262,424
    #JB Hi-Fi, Ltd. .................................................         40,600           670,062
    *Kagara, Ltd. ...................................................        666,130           278,581
    *Kangaroo Resources, Ltd. .......................................        157,028            25,620
    *Karoon Gas Australia, Ltd. .....................................         56,204           259,365
   #*Kasbah Resources, Ltd. .........................................        105,147            21,856
    *Kimberley Metals, Ltd. .........................................         17,847             5,740
    *Kimberley Rare Earths, Ltd. ....................................          1,586               188
    #Kingsgate Consolidated, Ltd. ...................................        138,191         1,089,502
   #*Kingsrose Mining, Ltd. .........................................         71,175           116,026
   #*Lednium, Ltd. ..................................................         21,998             1,855
    #Leighton Holdings, Ltd. ........................................         21,863           496,669

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     Lend Lease Group NL ............................................        437,758   $     3,561,725
    *Linc Energy, Ltd. ..............................................        286,779           615,632
   #*Liquefied Natural Gas, Ltd. ....................................        149,876            53,968
     Lycopodium, Ltd. ...............................................          6,626            42,661
   #*Lynas Corp., Ltd. ..............................................      1,060,591         1,312,286
    #M2 Telecommunications Group, Ltd. ..............................         52,520           156,180
     Macarthur Coal, Ltd. ...........................................        178,157         3,020,822
   #*MacMahon Holdings, Ltd. ........................................        969,103           614,038
    *Macmin Silver, Ltd. ............................................         38,197             4,014
     Macquarie Group, Ltd. ..........................................        281,213         7,240,161
     MAP Group, Ltd. ................................................        108,242           386,237
    *Marengo Mining, Ltd. ...........................................        146,671            30,320
   #*Marion Energy, Ltd. ............................................        119,950               758
    #Matrix Composites & Engineering, Ltd. ..........................         24,634            82,347
     MaxiTRANS Industries, Ltd. .....................................         98,645            35,809
     McMillan Shakespeare, Ltd. .....................................         30,386           302,852
    #McPherson's, Ltd. ..............................................         54,641           132,204
     Medusa Mining, Ltd. ............................................         56,261           395,491
     Melbourne IT, Ltd. .............................................         87,065           129,196
    *MEO Australia, Ltd. ............................................        521,615           105,621
    #Mermaid Marine Australia, Ltd. .................................        224,851           724,530
   #*Mesoblast, Ltd. ................................................         26,837           228,167
    *Metals X, Ltd. .................................................        522,805           131,140
     Metcash, Ltd. ..................................................        438,285         1,917,981
    *Metgasco, Ltd. .................................................        212,887           108,141
    *Metminco, Ltd. .................................................        664,697           143,696
    *MetroCoal, Ltd. ................................................          7,570             5,433
   #*MHM Metals, Ltd. ...............................................         39,181            30,067
     Mincor Resources NL ............................................        249,188           220,391
    *Minemakers, Ltd. ...............................................          4,338             1,655
    *Mineral Deposits, Ltd. .........................................         87,957           594,316
     Mineral Resources, Ltd. ........................................         53,302           624,957
    *Mirabela Nickel, Ltd. ..........................................        423,176           727,622
   #*Molopo Energy, Ltd. ............................................        321,762           244,236
   #*Moly Mines, Ltd. ...............................................        107,349            56,463
    #Monadelphous Group, Ltd. .......................................         27,245           518,177
     Mortgage Choice, Ltd. ..........................................         75,722            99,569
    #Mount Gibson Iron, Ltd. ........................................        674,156         1,078,278
     MSF Sugar, Ltd. ................................................         21,036            73,669
   #*Murchison Metals, Ltd. .........................................        906,153           280,812
    #Myer Holdings, Ltd. ............................................        718,675         1,961,518
    *Nanosonics, Ltd. ...............................................         11,184             6,447
    #National Australia Bank, Ltd. ..................................        955,683        25,525,653
    *Navigator Resources, Ltd. ......................................        295,731             8,390
     Navitas, Ltd. ..................................................        116,724           505,534
    *Neptune Marine Services, Ltd. ..................................        361,784            11,265
     New Hope Corp., Ltd. ...........................................        332,992         2,061,309
     Newcrest Mining, Ltd. ..........................................        220,054         7,777,087
    *Newland Resources, Ltd. ........................................        582,064            39,703
    *Nexbis, Ltd. ...................................................        425,000            25,727
    *Nexus Energy, Ltd. .............................................        920,293           204,401
     NIB Holdings, Ltd. .............................................        338,206           532,551
    *Nido Petroleum, Ltd. ...........................................      1,055,002            57,193
    *Noble Mineral Resources, Ltd. ..................................        255,265           162,839
     Norfolk Group, Ltd. ............................................         80,631            97,700
   #*Northern Iron, Ltd. ............................................         38,814            47,017
    *Northern Star Resources, Ltd. ..................................         43,796            26,165
    *Norton Gold Fields, Ltd. .......................................        316,411            65,071
    *Novogen, Ltd. Sponsored ADR ....................................          2,215             1,156
     NRW Holdings, Ltd. .............................................        213,075           542,140
    *Nucoal Resources NL ............................................         13,994             5,095

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Nufarm, Ltd. ...................................................        164,265   $       808,336
     Oakton, Ltd. ...................................................         46,008            81,001
     Oil Search, Ltd. ...............................................        390,822         2,666,257
    #OneSteel, Ltd. .................................................      1,845,980         2,347,668
     Orica, Ltd. ....................................................        112,734         3,053,455
    #Origin Energy, Ltd. ............................................        776,727        11,704,787
   #*Orocobre, Ltd. .................................................         13,522            16,678
     OrotonGroup, Ltd. ..............................................          6,048            52,267
    *Otto Energy, Ltd. ..............................................        168,000            12,763
     OZ Minerals, Ltd. ..............................................        258,700         3,106,663
     Pacific Brands, Ltd. ...........................................      1,386,628           866,339
   #*Paladin Energy, Ltd. ...........................................        470,956           719,207
    *Pan Pacific Petroleum NL .......................................        245,063            29,643
   #*PanAust, Ltd. ..................................................        238,918           807,327
     Panoramic Resources, Ltd. ......................................        254,665           365,455
    *PaperlinX, Ltd. ................................................        745,156            73,992
    *Papillon Resources, Ltd. .......................................          2,927             1,906
     Patties Foods, Ltd. ............................................          5,122             8,811
    #Peet, Ltd. .....................................................        160,385           204,165
    *Peninsula Energy, Ltd. .........................................      1,995,449            86,707
   #*Perilya, Ltd. (6681584) ........................................        190,389            90,606
    *Perilya, Ltd. (B3R3QH1) ........................................         74,195            35,969
    #Perpetual Trustees Australia, Ltd. .............................         37,577           888,247
   #*Perseus Mining, Ltd. ...........................................        158,721           524,855
    *Petsec Energy, Ltd. ............................................         48,701             7,136
   #*Pharmaxis, Ltd. ................................................        149,884           203,555
    *Photon Group, Ltd. .............................................      1,058,870            45,483
     Platinum Asset Mangement, Ltd. .................................         69,002           289,697
   #*Platinum Australia, Ltd. .......................................        400,751            74,330
    *Pluton Resources, Ltd. .........................................        121,600            35,022
     PMP, Ltd. ......................................................        379,844           227,621
    *Po Valley Energy, Ltd. .........................................         16,224             5,391
    *Port Bouvard, Ltd. .............................................         67,926             3,746
    *Poseidon Nickel, Ltd. ..........................................         48,747            10,937
    #Premier Investments, Ltd. ......................................         73,797           394,029
   #*Prima Biomed, Ltd. .............................................        447,715            87,900
    #Primary Health Care, Ltd. ......................................        569,806         1,983,228
    *Prime Aet&D Holdings No.1, Ltd. ................................             26                 1
     Prime Media Group, Ltd. ........................................         87,075            60,590
     PrimeAg, Ltd. ..................................................         26,025            29,864
     Programmed Maintenance Service, Ltd. ...........................        138,350           285,880
   #*Qantas Airways, Ltd. ...........................................        848,129         1,418,417
    #QBE Insurance Group, Ltd. ......................................        393,674         6,059,775
    *QRxPharma, Ltd. ................................................          2,820             4,711
   #*Ramelius Resources, Ltd. .......................................        303,592           394,395
     Ramsay Health Care, Ltd. .......................................         61,018         1,199,449
     RCR Tomlinson, Ltd. ............................................         82,636           122,595
    #REA Group, Ltd. ................................................          8,843           120,017
     Reckon, Ltd. ...................................................         26,821            74,532
    *Red 5, Ltd. ....................................................         36,828             7,183
    *Red Fork Energy, Ltd. ..........................................         29,904            17,055
     Redflex Holdings, Ltd. .........................................         49,622            91,687
     Reece Australia, Ltd. ..........................................         10,902           214,396
   #*Reed Resources, Ltd. ...........................................        171,581            65,420
     Regional Express Holdings, Ltd. ................................         17,416            17,669
    *Regis Resources, Ltd. ..........................................        110,695           349,749
    #Reject Shop, Ltd. (The) ........................................         13,602           141,360
    *Resolute Mining, Ltd. ..........................................        559,119           984,997
   #*Resource & Investment NL .......................................         65,253            46,048
   #*Resource Generation, Ltd. ......................................        232,328           117,749
     Retail Food Group, Ltd. ........................................         47,515           126,551

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Reverse Corp., Ltd. ............................................          5,700   $           226
   #*Rex Minerals, Ltd. .............................................        122,090           214,781
   #*Rialto Energy, Ltd. ............................................        374,741           132,497
     Ridley Corp., Ltd. .............................................        390,725           477,802
   #*Rio Tinto, Ltd. ................................................        126,825         9,105,261
    *RiverCity Motorway Group, Ltd. .................................        133,238                --
    *Robust Resources, Ltd. .........................................         39,386            57,575
    *Roc Oil Co., Ltd. ..............................................      1,000,464           310,842
    #SAI Global, Ltd. ...............................................        189,494           943,947
    *Salinas Energy, Ltd. ...........................................        146,560            52,761
    #Salmat, Ltd. ...................................................         68,805           201,958
   #*Samson Oil & Gas, Ltd. .........................................        456,014            52,692
   #*Samson Oil & Gas, Ltd. Sponsored ADR ...........................         64,300           151,748
   #*Sandfire Resources NL ..........................................         46,996           333,479
     Santos, Ltd. ...................................................        709,078         9,576,510
    *Saracen Mineral Holdings, Ltd. .................................        521,507           418,145
    #Sedgman, Ltd. ..................................................         83,732           170,941
    #Seek, Ltd. .....................................................         69,070           447,787
    #Select Harvests, Ltd. ..........................................         19,859            34,171
    *Senex Energy, Ltd. .............................................        322,820           170,223
     Servcorp, Ltd. .................................................         31,948            92,635
   #*Service Stream, Ltd. ...........................................        191,438            67,911
     Seven Group Holdings, Ltd. .....................................        192,011         1,542,579
    #Seven West Media, Ltd. .........................................         72,930           273,216
     Sigma Pharmaceuticals, Ltd. ....................................      1,557,892         1,135,229
   #*Silex System, Ltd. .............................................         70,513           165,817
   #*Silver Lake Resources, Ltd. ....................................        112,144           384,622
    #Sims Metal Management, Ltd. ....................................        217,718         3,180,207
    *Sino Strategic International, Ltd. .............................          9,056             2,672
     Sirtex Medical, Ltd. ...........................................         10,536            51,794
     Skilled Group, Ltd. ............................................        133,553           254,475
     Slater & Gordon, Ltd. ..........................................          9,519            19,490
     SMS Management & Technology, Ltd. ..............................         37,145           210,677
     Sonic Healthcare, Ltd. .........................................        208,088         2,404,525
    #Southern Cross Media Group, Ltd. ...............................        722,020           929,621
     SP Ausnet, Ltd. ................................................        524,806           547,206
    #SP Telemedia, Ltd. .............................................        428,098           640,390
     Spark Infrastructure Group, Ltd. ...............................        874,054         1,113,618
    #Specialty Fashion Group, Ltd. ..................................         29,122            18,545
     Spotless Group, Ltd. ...........................................        420,369           875,350
   #*St. Barbara, Ltd. ..............................................        358,310           830,148
    *Starpharma Holdings, Ltd. ......................................         84,262            97,898
    *Straits Resources, Ltd. ........................................        233,593           169,171
     Structural Systems, Ltd. .......................................         27,729            21,688
    #STW Communications Group, Ltd. .................................        354,120           341,010
     Suncorp Group, Ltd. ............................................      1,041,006         9,342,909
    *Sundance Energy Australia, Ltd. ................................        197,442            95,901
    *Sundance Resources, Ltd. .......................................      1,191,078           538,041
   #*Sunland Group, Ltd. ............................................        144,886           135,369
    #Super Retail Group, Ltd. (B01C7R0) .............................        102,591           581,222
    *Super Retail Group, Ltd. (B3XZSK8) .............................            331             1,884
    *Swick Mining Services, Ltd. ....................................        101,218            35,870
     Symex Holdings, Ltd. ...........................................         28,714            10,797
    #TABCORP Holdings, Ltd. .........................................        790,003         2,429,092
     Talent2 International, Ltd. ....................................         70,115            93,803
   #*Tanami Gold NL .................................................         99,903           103,435
   #*Tap Oil, Ltd. ..................................................        383,218           292,877
     Tassal Group, Ltd. .............................................        107,949           175,890
     Tatts Group, Ltd. ..............................................      1,835,174         4,464,799
     Technology One, Ltd. ...........................................         79,299            90,273
    #Telstra Corp., Ltd. ............................................        281,830           915,081

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     Telstra Corp., Ltd. ADR ........................................         36,500   $       593,125
    #Ten Network Holdings, Ltd. .....................................      1,095,990         1,059,760
    *Teranga Gold Corp. .............................................         41,624            87,835
   #*Terramin Australia, Ltd. .......................................         48,195             7,520
    *Texon Petroleum, Ltd. ..........................................         49,814            32,960
    #TFS Corp., Ltd. ................................................        164,264           113,708
     Thakral Holdings Group, Ltd. ...................................        359,367           197,168
     ThinkSmart, Ltd. ...............................................         31,640            14,388
     Thorn Group, Ltd. ..............................................        174,454           302,805
    *Tiger Resources, Ltd. ..........................................        130,851            63,558
    #Toll Holdings, Ltd. ............................................        778,867         3,934,129
    *Toro Energy, Ltd. ..............................................         33,302             2,843
     Tox Free Solutions, Ltd. .......................................         70,326           160,337
     Transfield Services, Ltd. ......................................        590,041         1,408,175
    *Transpacific Industries Group, Ltd. (B0736RR) ..................        362,657           284,741
    *Transpacific Industries Group, Ltd. (B0736T2) ..................        564,133           442,931
     Transurban Group, Ltd. .........................................        242,803         1,331,888
    *Treasury Wine Estates, Ltd. ....................................        129,685           506,351
     Troy Resources NL ..............................................         78,074           331,800
     Trust Co., Ltd. (The) ..........................................         21,508           126,884
     UGL, Ltd. ......................................................        174,270         2,411,136
    *Unity Mining, Ltd. .............................................        255,688            34,961
    *UXC, Ltd. ......................................................        255,131           146,263
   #*Venture Minerals, Ltd. .........................................        111,135            39,925
    *View Resources, Ltd. ...........................................          7,164                91
     Village Roadshow, Ltd. .........................................        112,631           340,854
   #*Virgin Blue Holdings, Ltd. .....................................      3,195,173         1,245,773
    *Vision Group Holdings, Ltd. ....................................         10,000             1,260
     Warrnambool Cheese & Butter Factory Co. Holding, Ltd. ..........         11,897            49,430
     Washington H. Soul Pattinson & Co., Ltd. .......................        188,055         2,719,688
     Watpac, Ltd. ...................................................        137,522           164,986
     WDS, Ltd. ......................................................         74,726            58,160
    #Webjet, Ltd. ...................................................         37,950            95,727
    *Webster, Ltd. ..................................................         13,767             5,793
     Wesfarmers, Ltd. ...............................................        396,275        13,444,988
    #Western Areas NL ...............................................         61,529           370,366
     Westpac Banking Corp. ..........................................        623,513        14,469,347
    #Westpac Banking Corp. Sponsored ADR ............................         52,460         6,108,967
   #*White Energy Co., Ltd. .........................................        240,796           417,208
    *White Energy Co., Ltd. 2011 Performance Shares .................          5,217             9,237
     Whitehaven Coal, Ltd. ..........................................        112,834           698,123
     WHK Group, Ltd. ................................................        240,888           214,680
    #Wide Bay Australia, Ltd. .......................................         21,839           178,764
    *Willmott Forests, Ltd. .........................................         46,112                --
   #*Windimurra Vanadium, Ltd. ......................................         62,376                --
     Woodside Petroleum, Ltd. .......................................         70,459         2,682,862
     Woolworths, Ltd. ...............................................         78,113         1,952,650
    #WorleyParsons, Ltd. ............................................         28,811           836,229
    #Wotif.com Holdings, Ltd. .......................................         51,871           199,881
    *WPG Resources, Ltd. ............................................        186,516            22,316
    *YTC Resources, Ltd. ............................................         16,667             8,403
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                      406,911,430
                                                                                       ---------------
AUSTRIA -- (0.4%)
     Agrana Beteiligungs AG .........................................          3,273           371,724
     Andritz AG .....................................................         13,331         1,178,360
   #*A-TEC Industries AG ............................................         19,046            22,137
     Atrium European Real Estate, Ltd. ..............................        101,367           510,944
    *Austria Technologie & Systemtechnik AG .........................          8,499           110,209
     BWT AG .........................................................          4,147            79,477
    *CA Immobilien Anlagen AG .......................................         47,864           612,396

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRIA -- (Continued)
    *Constantia Packaging AG Escrow Shares ..........................         10,441   $            --
     Erste Group Bank AG ............................................        130,755         2,787,496
     EVN AG .........................................................         20,442           296,211
    #Flughafen Wien AG ..............................................          9,509           427,398
     Frauenthal Holding AG ..........................................            198             2,518
   #*Intercell AG ...................................................         18,738            50,118
    #Kapsch TrafficCom AG ...........................................          1,533           114,865
    #Lenzing AG .....................................................          4,833           513,272
     Mayr-Melnhof Karton AG .........................................          5,971           552,763
     Oberbank AG ....................................................          2,295           149,198
    #Oesterreichischen Post AG ......................................         24,206           730,044
     OMV AG .........................................................        110,293         3,843,305
     Palfinger AG ...................................................          5,059           104,169
    *Polytec Holding AG .............................................          7,638            68,629
    #Raiffeisen Bank International AG ...............................         52,396         1,454,125
    #RHI AG .........................................................         11,381           247,640
     Rosenbauer International AG ....................................          1,503            61,957
    *S IMMO AG ......................................................         14,423            84,597
    *S&T System Integration & Technology Distribution AG ............            164               555
     Schoeller-Bleckmann Oilfield Equipment AG ......................          7,442           588,004
     Semperit Holding AG ............................................          5,319           229,996
    *Strabag SE .....................................................         39,798         1,223,733
     Telekom Austria AG .............................................         65,761           745,938
     Telekom Austria AG ADR .........................................          4,200            96,425
     Uniqa Versicherungen AG ........................................         35,466           551,939
     Verbund AG .....................................................         14,787           429,386
     Vienna Insurance Group AG Wiener Versicherung Gruppe ...........         34,301         1,438,336
     Voestalpine AG .................................................         96,025         3,299,317
   #*Warimpex Finanz und Beteiligungs AG ............................          7,537            12,646
     Wienerberger AG ................................................        152,106         1,837,799
     Wolford AG .....................................................          1,281            47,546
     Zumtobel AG ....................................................         27,628           572,395
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                       25,447,567
                                                                                       ---------------
BELGIUM -- (1.0%)
    *Ablynx NV ......................................................          7,524            39,777
     Ackermans & van Haaren NV ......................................         28,147         2,267,560
     Ageas SA .......................................................      3,062,663         6,139,623
    *Agfa-Gevaert NV ................................................        245,838           614,097
     Anheuser-Busch InBev NV ........................................        131,117         7,271,244
     Anheuser-Busch InBev NV Sponsored ADR ..........................         87,951         4,878,642
     Arseus NV ......................................................         21,140           335,831
     Banque Nationale de Belgique SA ................................            227           722,818
     Barco NV .......................................................         18,231           985,826
    #Bekaert SA .....................................................         40,932         1,816,712
     Belgacom SA ....................................................         31,888           964,255
    #Colruyt SA .....................................................         11,475           471,438
     Compagnie d'Entreprises SA .....................................         10,103           567,217
     Compagnie Immobiliere de Belgique SA ...........................          2,181            76,758
     Compagnie Maritime Belge SA ....................................         17,008           398,821
   #*Deceuninck NV ..................................................         89,484           140,485
     Delhaize Group SA ..............................................         21,298         1,391,190
    #Delhaize Group SA Sponsored ADR ................................         65,538         4,281,598
   #*Devgen NV ......................................................          5,605            38,235
   #*Dexia SA .......................................................        675,365           523,898
    *D'ieteren SA ...................................................         24,551         1,397,161
     Duvel Moorgat SA ...............................................            360            34,309
     Econocom Group SA ..............................................          4,469            79,063
     Elia System Operator SA ........................................         19,520           792,110
    *Euronav SA .....................................................         20,814            92,084
     EVS Broadcast Equipment SA .....................................          6,473           331,284

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BELGIUM -- (Continued)
     Exmar NV .......................................................         42,234   $       317,165
    *Galapagos NV ...................................................         21,726           182,852
     Gimv NV ........................................................          2,729           138,947
     Hamon & Compagnie International SA .............................            743            18,715
     Image Recognition Integrated Systems (I.R.I.S.) SA .............            843            30,062
     Ion Beam Applications SA .......................................         17,638           137,667
     Jensen-Group NV ................................................          2,121            24,979
     KBC Groep NV ...................................................        108,970         2,416,509
    *Kinepolis Group NV .............................................         11,934           925,229
    #Lotus Bakeries NV ..............................................             24            13,649
    #Melexis NV .....................................................          8,929           125,567
     Mobistar SA ....................................................          8,610           489,954
     Nyrstar NV .....................................................        182,217         1,593,626
     Omega Pharma SA ................................................         24,139         1,139,821
    *Option NV ......................................................         88,995            48,067
    *RealDolmen NV ..................................................          1,244            30,891
     Recticel SA ....................................................         28,985           197,591
     Rosier SA ......................................................             38            14,195
     Roularta Media Group NV ........................................         12,286           259,083
    *SAPEC SA .......................................................            190            12,366
     Sioen Industries NV ............................................          4,626            34,605
     Sipef NV .......................................................          6,538           515,997
     Solvay SA ......................................................         49,042         4,995,896
     Telenet Group Holding NV .......................................         25,628           988,475
     Tessenderlo Chemie NV ..........................................         38,332         1,189,372
   #*ThromboGenics NV ...............................................         18,779           491,997
    *TiGenix NV .....................................................         13,986            16,068
     UCB SA .........................................................         91,631         4,025,773
     Umicore SA .....................................................         65,612         2,806,825
     Van de Velde NV ................................................          2,629           128,330
     VPK Packaging Group SA .........................................          1,132            44,983
                                                                                       ---------------
TOTAL BELGIUM .......................................................                       60,007,292
                                                                                       ---------------
CANADA -- (10.6%)
    *20-20 Technologies, Inc. .......................................            600             1,589
    *5N Plus, Inc. ..................................................         34,868           236,126
     Aastra Technologies, Ltd. ......................................         14,736           232,849
     Aberdeen International, Inc. ...................................          9,829             6,508
   #*Absolute Software Corp. ........................................         21,700           111,902
    *Advantage Oil & Gas, Ltd. ......................................        325,693         1,728,534
     Aecon Group, Inc. ..............................................         80,882           730,312
   #*AEterna Zentaris, Inc. .........................................         30,466            51,350
    #AG Growth International, Inc. ..................................         12,248           391,985
    #AGF Management, Ltd. Class B ...................................        148,256         2,376,856
     Agnico-Eagle Mines, Ltd. .......................................         35,125         1,523,757
     Agrium, Inc. ...................................................         56,200         4,633,575
    *Ainsworth Lumber Co., Ltd. .....................................         64,174            97,863
    *Air Canada Class A .............................................         69,620           100,580
     Akita Drilling, Ltd. Class A ...................................         11,400           112,427
    *Alacer Gold Corp. ..............................................         95,122         1,097,470
     Alamos Gold, Inc. ..............................................         55,200         1,021,761
    *AlarmForce Industries, Inc. ....................................          2,900            32,702
    *Alexco Resource Corp. ..........................................         25,900           198,261
    *Alexis Minerals Corp. ..........................................        154,000            10,043
     Algoma Central Corp. ...........................................          1,186           113,037
     Algonquin Power & Utilities Corp. ..............................        144,367           811,091
     Alimentation Couche-Taro, Inc. Class B .........................         69,300         2,085,779
     Alliance Grain Traders, Inc. ...................................         12,605           263,292
    #AltaGas, Ltd. ..................................................         76,762         2,264,931
    *Alter NRG Corp. ................................................          7,400             5,123
    *Alterra Power Corp. ............................................        140,495            66,248

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Altius Minerals Corp. ..........................................         35,400   $       397,062
    #Amerigo Resources, Ltd. ........................................        153,100           101,375
    *Anderson Energy, Ltd. ..........................................        114,562            71,260
     Andrew Peller, Ltd. Class A ....................................          2,000            18,059
    *Angle Energy, Inc. .............................................        106,811           687,962
   #*Antrim Energy, Inc. ............................................        110,600           118,728
    *Anvil Mining, Ltd. .............................................        166,900         1,205,598
    #ARC Resources, Ltd. ............................................        148,388         3,773,901
   #*Argonaut Gold, Inc. ............................................        108,084           661,462
   #*Armtec Infrastructure, Inc. ....................................          7,999            18,056
   #*Arsenal Energy, Inc. ...........................................        128,346            79,834
     Astral Media, Inc. Class A .....................................         60,135         2,064,529
     Atco, Ltd. Class I .............................................         23,900         1,459,776
    #Atlantic Power Corp. ...........................................         56,189           757,079
   #*Atna Resource, Ltd. ............................................         54,386            42,559
    *Atrium Innovations, Inc. .......................................         54,236           712,264
    *ATS Automation Tooling System, Inc. ............................        115,549           719,899
   #*Augusta Resource Corp. .........................................         60,254           223,667
   #*Aura Minerals, Inc. ............................................        174,033           274,123
   #*AuRico Gold, Inc. ..............................................        345,281         3,342,826
    *Aurizon Mines, Ltd. ............................................         77,400           437,959
   #*Avalon Rare Metals, Inc. .......................................         15,400            51,295
    #AvenEx Energy Corp. ............................................         12,336            67,945
   #*Avion Gold Corp. ...............................................        213,208           455,614
    *AXIA NetMedia Corp. ............................................         50,400            55,621
   #*Azure Dynamics Corp. ...........................................        109,500            12,634
   #*B2Gold Corp. ...................................................        298,857         1,100,381
   #*Baja Mining Corp. ..............................................        212,616           204,777
   #*Ballard Power Systems, Inc. ....................................        162,070           240,646
    #Bank of Montreal ...............................................        247,373        14,615,296
    #Bank of Nova Scotia ............................................        186,858         9,847,656
   #*Bankers Petroleum, Ltd. ........................................         56,033           297,943
    #Barrick Gold Corp. .............................................        146,418         7,228,723
    #Baytex Energy Corp. ............................................         15,900           840,503
    #BCE, Inc. ......................................................        124,816         4,947,560
    #Bell Aliant, Inc. ..............................................        124,019         3,491,320
    *Bellatrix Exploration, Ltd. ....................................        184,628           857,615
   #*BioExx Specialty Proteins, Ltd. ................................         33,791            10,509
    *BioteQ Environmental Technologies, Inc. ........................          4,900             1,475
    *Birch Mountain Resources, Ltd. .................................          1,200                 6
   #*Birchcliff Energy, Ltd. ........................................         97,200         1,474,456
     Bird Construction, Inc. ........................................         18,554           198,058
   #*Black Diamond Group, Ltd. ......................................         31,697           494,813
    *BlackPearl Resources, Inc. .....................................        252,562         1,203,581
     BMTC Group, Inc. Class A .......................................          1,600            34,833
    *BNK Petroleum, Inc. ............................................         47,495            98,159
     Bombardier, Inc. Class A .......................................         25,790           108,671
    #Bombardier, Inc. Class B .......................................        202,000           834,954
    #Bonavista Energy Corp. .........................................         75,756         1,950,237
     Bonterra Energy Corp. ..........................................          6,100           329,128
    *Boralex, Inc. Class A ..........................................         27,789           167,278
    *Brick, Ltd. (The) ..............................................          8,500            24,645
   #*Brigus Gold Corp. ..............................................        188,869           248,225
     Brookfield Asset Management, Inc. Class A ......................         63,400         1,834,418
    #Brookfield Properties Corp. ....................................         45,000           738,600
    *Brookfield Residential Properties, Inc. ........................          3,123            22,496
   #*Burcon NutraScience Corp. ......................................          6,400            49,762
    *C&C Energia, Ltd. ..............................................          5,128            43,164
     CAE, Inc. ......................................................        198,315         2,114,962
    *Caledonia Mining Corp. .........................................         83,000             7,494
    #Calfrac Well Services, Ltd. ....................................         28,700           889,722

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Calian Technologies, Ltd. ......................................          1,677   $        31,715
   #*Calmena Energy Services, Inc. ..................................        102,654            27,807
    *Calvalley Petroleum, Inc. Class A ..............................         90,892           127,664
     Cameco Corp. ...................................................        196,131         4,208,921
     Canaccord Capital, Inc. ........................................        132,452         1,253,095
     Canada Bread Co., Ltd. .........................................          7,900           340,491
    #Canadian Energy Services & Technology Corp. ....................         14,895           185,749
     Canadian Helicopters Group, Inc. ...............................          5,198           126,358
    #Canadian Imperial Bank of Commerce .............................        114,818         8,650,947
     Canadian National Railway Co. ..................................         54,400         4,261,402
    *Canadian National Resources, Ltd. ..............................        379,150        13,374,381
    #Canadian Oil Sands, Ltd. .......................................         91,400         2,118,224
     Canadian Pacific Railway, Ltd. .................................        100,115         6,188,197
    #Canadian Tire Corp. Class A ....................................         83,810         5,009,681
    #Canadian Utilities, Ltd. Class A ...............................         67,500         4,080,135
     Canadian Western Bank ..........................................         82,663         2,363,577
   #*Canadian Zinc Corp. ............................................         74,236            49,156
     Canam Group, Inc. Class A ......................................         50,600           199,506
    *Candente Copper Corp. ..........................................          9,800            11,110
    *Candente Gold Corp. ............................................          1,960               619
    *Canfor Corp. ...................................................        129,500         1,309,616
     Canfor Pulp Products, Inc. .....................................         35,725           480,276
    *Cangene Corp. ..................................................         35,800            70,038
    *Canickel Mining, Ltd. ..........................................         54,500             3,007
     Canyon Services Group, Inc. ....................................         11,000           131,989
     Capital Power Corp. ............................................         21,500           543,782
    #Capstone Infrastructure Corp. ..................................         70,931           433,378
   #*Capstone Mining Corp. ..........................................        313,991         1,064,750
    *Cardero Resource Corp. .........................................         42,958            46,546
    *Cardiome Pharma Corp. ..........................................         37,400           123,822
    *Carpathian Gold, Inc. ..........................................        218,891            94,430
     Cascades, Inc. .................................................         93,665           427,565
    #Cash Store Financial Services, Inc. (The) ......................          7,699            74,383
    *Catalyst Paper Corp. ...........................................        496,598            32,384
     Cathedral Energy Services, Ltd. ................................         31,608           212,464
     CCL Industries, Inc. Class B ...................................         34,600         1,006,672
    *CE Franklin, Ltd. ..............................................         13,700           116,830
    *Celestica, Inc. ................................................        258,300         2,143,106
    *Celtic Exploration, Ltd. .......................................         62,500         1,548,156
     Cenovus Energy, Inc. ...........................................        206,017         7,056,354
     Centerra Gold, Inc. ............................................         66,006         1,308,531
    *Cequence Energy, Ltd. ..........................................         77,786           355,861
    *CGI Group, Inc. Class A ........................................        159,086         3,255,936
    *China Gold International Resources Corp., Ltd. .................        248,200           749,518
    *Chinook Energy, Inc. ...........................................         26,878            42,066
     Churchill Corp. Class A (The) ..................................         18,303           276,358
    #CI Financial Corp. .............................................         29,000           581,891
   #*CIC Energy Corp. ...............................................         53,350           116,147
    #Cineplex, Inc. .................................................         47,728         1,267,479
     Clairvest Group, Inc. ..........................................          1,100            18,215
    *Clarke, Inc. ...................................................         13,900            57,455
   #*Claude Resources, Inc. .........................................        207,569           406,079
   #*Cline Mining Corp. .............................................         25,400            53,769
    #CML HealthCare, Inc. ...........................................         57,062           554,734
    *Coastal Contacts, Inc. .........................................         16,400            51,170
    *Cobriza Metals Corp. ...........................................          1,960               511
     Cogeco Cable, Inc. .............................................         20,920           995,471
     Cogeco, Inc. ...................................................            200             9,154
     Colabor Group, Inc. ............................................         26,521           268,735
   #*Colossus Minerals, Inc. ........................................         33,000           235,064
   #*COM DEV International, Ltd. ....................................         87,600           169,619

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Compton Petroleum Corp. ........................................            641   $         4,019
     Computer Modelling Group, Ltd. .................................          8,468           117,494
   #*Connacher Oil & Gas, Ltd. ......................................        411,950           190,115
    *Constellation Software, Inc. ...................................          1,462           102,322
     Contrans Group, Inc. Class A ...................................         16,282           115,979
    *Copper Mountain Mining Corp. ...................................         34,350           183,338
     Corby Distilleries, Ltd. Class A ...............................         10,250           167,208
    *Corridor Resources, Inc. .......................................         89,500           220,888
    #Corus Entertainment, Inc. Class B ..............................        117,100         2,242,728
    *Corvus Gold, Inc. ..............................................          5,900             3,729
   #*Cott Corp. .....................................................        159,894         1,122,907
    #Crescent Point Energy Corp. ....................................        125,300         5,351,413
    *Crew Energy, Inc. ..............................................         73,108           803,876
    *Crocodile Gold Corp. ...........................................        107,146            55,898
    *Crocotta Energy, Inc. ..........................................         26,948            80,567
   #*Crystallex International Corp. .................................        264,783            47,816
     CVTech Group, Inc. .............................................          9,700             9,732
    *Cyberplex, Inc. ................................................          8,700             1,047
     Davis & Henderson Corp. ........................................         71,713         1,223,096
    #Daylight Energy, Ltd. ..........................................        257,371         2,543,370
    *Delphi Energy Corp. ............................................        130,632           276,532
   #*Denison Mines Corp. ............................................        344,770           543,054
    *Descartes Systems Group, Inc. (The) ............................         59,129           441,947
   #*Detour Gold Corp. ..............................................         31,793         1,052,590
    *DHX Media, Ltd. ................................................         17,231            12,101
     DirectCash Payments, Inc. ......................................          1,447            28,062
     Dollarama, Inc. ................................................         30,462         1,146,661
     Dorel Industries, Inc. Class B .................................         34,700           843,871
   #*DragonWave, Inc. ...............................................         40,406           153,233
   #*Duluth Metals, Ltd. ............................................         27,500            73,664
   #*Dundee Capital Markets, Inc. ...................................         58,300            46,792
   #*Dundee Precious Metals, Inc. ...................................        138,546         1,111,982
    *Dynasty Metals & Mining, Inc. ..................................         27,857            64,001
    *Eastern Platinum, Ltd. .........................................      1,014,200           661,379
    *Eastmain Resources, Inc. .......................................         30,500            40,697
     easyhome, Ltd. .................................................            500             3,105
   #*Eco Oro Minerals Corp. .........................................         69,920           176,773
    *EGI Financial Holdings, Inc. ...................................            900             6,524
     E-L Financial Corp., Ltd. ......................................             88            34,432
     Eldorado Gold Corp. ............................................        226,848         4,262,717
   #*Electrovaya, Inc. ..............................................         13,700            17,043
    #Emera, Inc. ....................................................         16,017           525,946
     Empire Co., Ltd. Class A .......................................         32,907         2,011,561
    #Enbridge Income Fund Holdings, Inc. ............................         21,201           401,367
    #Enbridge, Inc. .................................................        142,270         4,928,601
    #Encana Corp. ...................................................        299,924         6,505,500
   #*Endeavour Mining Corp. .........................................         99,083           206,765
    *Endeavour Silver Corp. .........................................         42,825           464,448
     Enerflex, Ltd. .................................................         43,900           451,883
    #Enerplus Corp. .................................................        135,717         3,774,342
    *Enghouse Systems, Ltd. .........................................         11,429           112,828
     Ensign Energy Services, Inc. ...................................        164,200         2,469,383
    *Entree Gold, Inc. ..............................................         34,600            65,607
   #*Epsilon Energy, Ltd. ...........................................         58,142           177,911
    *Equal Energy, Ltd. .............................................            500             2,804
     Equitable Group, Inc. ..........................................         13,470           345,686
    *Essential Energy Services, Ltd. ................................         16,589            29,625
    *Euro Goldfields, Ltd. ..........................................        148,900         1,676,105
     Evertz Technologies, Ltd. ......................................         11,200           141,131
   #*Excellon Resources, Inc. .......................................         77,000            49,441
     Exchange Income Corp. ..........................................          4,802            99,918

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Exco Technologies, Ltd. ........................................          7,600   $        25,162
   #*Exeter Resource Corp. ..........................................            900             3,251
    *EXFO, Inc. .....................................................         26,718           162,171
    *Fairborne Energy, Ltd. .........................................        118,625           423,682
     Fairfax Financial Holdings, Ltd. ...............................         15,230         6,366,575
    *Fibrek, Inc. ...................................................         11,710            10,456
     Fiera Sceptre, Inc. ............................................            900             5,463
     Finning International, Inc. ....................................         52,300         1,222,563
     Firm Capital Mortgage Investment Corp. .........................          2,266            28,645
     First Capital Realty, Inc. .....................................         55,426           904,721
   #*First Majestic Silver Corp. ....................................         86,039         1,461,390
     First National Financial Corp. .................................            278             4,225
    *First Nickel, Inc. .............................................         18,000             2,077
     First Quantum Minerals, Ltd. ...................................        218,565         4,585,096
    *First Uranium Corp. ............................................        238,864            65,902
    *FirstService Corp. .............................................          9,700           271,026
    *Flint Energy Services, Ltd. ....................................         37,800           453,183
   #*Formation Capital Corp. ........................................          7,700             3,669
    *Forsys Metals Corp. ............................................         50,120            34,696
    #Fortis, Inc. ...................................................         62,628         2,117,445
    *Fortress Paper, Ltd. ...........................................         14,126           542,223
    *Fortuna Silver Mines, Inc. .....................................        102,160           648,781
    *Fortune Minerals, Ltd. .........................................         20,740            20,183
    #Franco-Nevada Corp. ............................................         60,600         2,400,897
    *Fraser Papers, Inc. ............................................          6,400               417
     Futuremed Healthcare Products Corp. ............................          7,052            57,307
    *Galleon Energy, Inc. Class A ...................................        120,666           338,966
    *Garda World Security Corp. Class A .............................         14,171           114,306
    *GBS Gold International, Inc. ...................................         42,400                --
     Genivar, Inc. ..................................................         25,509           590,156
     Gennum Corp. ...................................................         33,870           208,300
     Genworth MI Canada, Inc. .......................................         27,761           612,733
    *GeoMark Exploration, Ltd. ......................................         17,100            15,011
     George Weston, Ltd. ............................................         33,361         2,312,427
     Gildan Activewear, Inc. ........................................         60,000         1,548,232
     Glacier Media, Inc. ............................................         22,700            43,043
     Glentel, Inc. ..................................................          7,600           118,565
   #*GLG Life Tech Corp. ............................................          5,071             8,954
     Gluskin Sheff + Associates, Inc. ...............................          5,300            85,874
    *GLV, Inc. Class A ..............................................         12,023            53,074
     GMP Capital, Inc. ..............................................         98,100           700,749
    #Goldcorp, Inc. .................................................        221,521        10,778,800
    *Golden Star Resources, Ltd. ....................................        398,301           787,211
    *Gran Tierra Energy, Inc. .......................................        256,520         1,572,448
    *Grande Cache Coal Corp. ........................................         62,000           613,935
   #*Great Basin Gold, Ltd. .........................................        596,594           837,955
    *Great Canadian Gaming Corp. ....................................         98,363           809,207
   #*Great Panther Silver, Ltd. .....................................         52,100           136,947
    #Great-West Lifeco, Inc. ........................................        121,700         2,709,328
     Groupe Aeroplan, Inc. ..........................................        254,247         2,928,272
   #*Guyana Goldfields, Inc. ........................................         21,800           191,591
    *Hanfeng Evergreen, Inc. ........................................         42,625           132,141
    *Harry Winston Diamond Corp. ....................................         85,700         1,038,632
    *Helix BioPharma Corp. ..........................................            900             1,878
    *Hemisphere GPS, Inc. ...........................................         46,880            30,571
    *Heroux-Devtek, Inc. ............................................         27,600           185,523
   #*High River Gold Mines, Ltd. ....................................        233,217           308,850
     Home Capital Group, Inc. .......................................         27,800         1,257,310
     Horizon North Logistics, Inc. ..................................         53,890           243,296
     HudBay Minerals, Inc. ..........................................        188,812         2,068,550
    #Husky Energy, Inc. .............................................        110,197         2,829,136

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
   #*Hydrogenics Corp. ..............................................            700   $         4,210
     IAMGOLD Corp. ..................................................        308,829         6,639,785
     IBI Group, Inc. ................................................          2,261            27,788
    #IGM Financial, Inc. ............................................         28,900         1,247,912
    *Imax Corp. .....................................................        109,820         2,118,724
    *Imperial Metals Corp. ..........................................         28,700           606,105
    #Imperial Oil, Ltd. .............................................         29,603         1,225,996
   #*IMRIS, Inc. ....................................................         14,500            49,606
    #Indigo Books & Music, Inc. .....................................          5,523            36,848
     Industrial Alliance Insurance & Financial Services, Inc. .......        125,100         4,070,221
     Inmet Mining Corp. .............................................         73,134         4,365,661
    #Innergex Renewable Energy, Inc. ................................         74,890           709,267
    *Insignia Energy, Ltd. ..........................................          4,148             4,994
     Intact Financial Corp. .........................................        100,700         5,619,196
   #*Inter-Citic Minerals, Inc. .....................................         43,363            46,985
    *International Forest Products, Ltd. Class A ....................         49,161           203,204
   #*International Tower Hill Mines, Ltd. ...........................         14,900            75,042
    *Intertape Polymer Group, Inc. ..................................         55,804           165,159
   #*Ivanhoe Energy, Inc. ...........................................        173,875           214,564
   #*Ivanhoe Mines, Ltd. ............................................         45,455           930,305
    *Ivernia, Inc. ..................................................        156,000            13,303
   #*Jaguar Mining, Inc. ............................................        132,369           683,923
     Jean Coutu Group PJC, Inc. Class A (The) .......................         95,600         1,222,874
    #Just Energy Group, Inc. ........................................        105,259         1,136,280
   #*Katanga Mining, Ltd. ...........................................        525,231           748,260
     K-Bro Linen, Inc. ..............................................            742            13,965
   #*Keegan Resources, Inc. .........................................         52,061           310,773
    #Keyera Corp. ...................................................         16,700           761,825
    #Killam Properties, Inc. ........................................         31,331           336,649
    *Kimber Resources, Inc. .........................................         15,200            20,739
   #*Kingsway Financial Services, Inc. ..............................         67,900            48,366
     Kinross Gold Corp. .............................................        462,076         6,587,509
    *Kirkland Lake Gold, Inc. .......................................         19,100           356,993
   #*La Mancha Resources, Inc. ......................................        109,500           243,883
    *Labrador Iron Mines Holdings, Ltd. .............................         36,332           251,508
    *Lake Shore Gold Corp. ..........................................        243,386           361,386
   #*Laramide Resources, Ltd. .......................................        110,721           104,417
     Laurentian Bank of Canada ......................................         42,600         1,965,135
     Le Chateau, Inc. Class A .......................................         15,700            58,279
    *Legacy Oil & Gas, Inc. .........................................        126,099         1,141,122
    #Leisureworld Senior Care Corp. .................................         18,968           202,287
     Leon's Furniture, Ltd. .........................................         36,579           433,040
    #Linamar Corp. ..................................................         60,700           963,405
    #Liquor Stores N.A., Ltd. .......................................          6,572            95,605
    #Loblaw Cos., Ltd. ..............................................         75,800         2,901,199
   #*Lundin Mining Corp. ............................................        595,589         2,336,346
     MacDonald Dettweiler & Associates, Ltd. ........................         25,119         1,129,252
   #*MAG Silver Corp. ...............................................         16,500           154,778
     Magna International, Inc. ......................................        220,974         8,431,042
    *Mainstreet Equity Corp. ........................................          3,882            68,780
     Major Drilling Group International, Inc. .......................         78,900         1,055,166
    #Manitoba Telecom Services, Inc. ................................         24,100           772,022
    #Manulife Financial Corp. .......................................        693,866         9,161,050
     Maple Leaf Foods, Inc. .........................................        111,196         1,260,612
    *March Networks Corp. ...........................................          5,000            28,844
    *Martinrea International, Inc. ..................................         95,338           673,368
    *Maxim Power Corp. ..............................................         24,537            50,465
     MDC Partners, Inc. Class A .....................................         11,052           185,392
   #*MDN, Inc. ......................................................         24,200             5,827
     MDS, Inc. ......................................................        145,226         1,274,871
     Mediagrif Interactive Technologies, Inc. .......................          1,100            14,082

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *MEG Energy Corp. ...............................................         25,353   $     1,143,588
    *MEGA Brands, Inc. ..............................................          3,848            33,394
   #*Mega Uranium, Ltd. .............................................        222,600            71,464
    *Mercator Minerals, Ltd. ........................................        131,933           268,697
    #Methanex Corp. .................................................        169,800         4,378,089
    #Metro, Inc. Class A ............................................         88,500         4,336,433
   #*MGM Energy Corp. ...............................................            248                62
    *MI Developments, Inc. ..........................................          8,822           280,038
    *Midway Energy, Ltd. ............................................         68,365           257,891
   #*Migao Corp. ....................................................         61,406           238,416
    *Minco Silver Corp. .............................................         36,280            83,716
    *Minera Andes, Inc. .............................................        226,947           434,882
    *Miranda Technologies, Inc. .....................................         17,400           120,451
   #*Mood Media Corp. ...............................................          2,923             8,739
     Morneau Shepell, Inc. ..........................................         14,914           149,626
     Mosaid Technologies, Inc. ......................................         11,913           543,809
     Mullen Group, Ltd. .............................................         74,695         1,501,019
    #NAL Energy Corp. ...............................................        186,725         1,654,158
    #National Bank of Canada ........................................         95,243         6,797,679
   #*Nautilus Minerals, Inc. ........................................         35,086            93,281
   #*Neo Material Technologies, Inc. ................................         85,050           657,874
   #*Nevada Copper Corp. ............................................         17,400            88,506
    *New Gold, Inc. .................................................        370,700         4,593,072
     Newalta Corp. ..................................................         63,395           751,136
     Nexen, Inc. ....................................................        402,256         6,832,399
    *NGEx Resources, Inc. ...........................................         28,359            83,932
     Niko Resources, Ltd. ...........................................         23,728         1,305,248
    *Norbord, Inc. ..................................................         29,830           262,163
    *North American Energy Partners, Inc. ...........................         15,676           108,832
   #*North American Palladium, Ltd. .................................         95,800           320,054
     North West Co., Inc. (The) .....................................          9,077           171,022
    *Northern Dynasty Minerals, Ltd. ................................         27,280           221,415
    #Northland Power, Inc. ..........................................         83,751         1,389,758
    *Northstar Aerospace, Inc. ......................................          3,323             4,517
   #*NovaGold Resources, Inc. .......................................         59,600           547,118
     Nuvista Energy, Ltd. ...........................................        115,039           709,797
    *Nuvo Research, Inc. ............................................         97,000             6,812
   #*OceanaGold Corp. ...............................................        338,291           855,273
   #*Olympus Pacific Minerals, Inc. .................................         13,600             4,366
   #*Oncolytics Biotech, Inc. .......................................         15,300            72,451
     Onex Corp. .....................................................         80,068         2,654,876
    *Open Range Energy Corp. ........................................         72,749           837,882
    *Open Text Corp. ................................................         50,300         3,078,809
   #*OPTI Canada, Inc. ..............................................        343,371            39,616
    *Oromin Explorations, Ltd. ......................................         24,803            24,386
   #*Orvana Minerals Corp. ..........................................         85,324           146,380
    *Osisko Mining Corp. ............................................         64,400           776,612
    *Pace Oil & Gas, Ltd. ...........................................         64,988           330,563
     Pacific Northern Gas, Ltd. .....................................          1,525            56,104
     Pacific Rubiales Energy Corp. ..................................        137,674         3,209,976
    *Paladin Labs, Inc. .............................................          9,533           354,445
     Pan Amer Silver Corp. ..........................................         84,173         2,351,862
   #*Paramount Resources, Ltd. Class A ..............................         37,465         1,363,286
    *Parex Resources, Inc. ..........................................          5,200            42,518
    #Parkland Fuel Corp. ............................................         20,658           215,129
     Pason Systems, Inc. ............................................         31,719           430,239
    *Patheon, Inc. ..................................................         14,127            19,842
    #Pembina Pipeline Corp. .........................................         37,529         1,021,482
    #Pengrowth Energy Corp. .........................................        431,956         4,506,990
    #Penn West Petroleum, Ltd. ......................................        306,597         5,478,297
    *Peregrine Diamonds, Ltd. .......................................         32,200            34,243

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    #Perpetual Energy, Inc. .........................................         83,329   $       137,105
   #*Petaquilla Minerals, Ltd. ......................................         99,811            73,100
    #PetroBakken Energy, Ltd. Class A ...............................         79,545           724,624
    *Petrobank Energy & Resources, Ltd. .............................        106,969           962,641
     Petrominerales, Ltd. ...........................................         23,618           623,179
    #Peyto Exploration & Development Corp. ..........................         67,200         1,466,366
    *Phoscan Chemical Corp. .........................................        149,480            47,990
     PHX Energy Services Corp. ......................................          8,059            82,874
    *Pilot Gold, Inc. ...............................................         35,194            52,257
    *Platinum Group Metals, Ltd. ....................................         63,570            82,910
    *Platmin, Ltd. ..................................................         67,182            18,872
    *Points International, Ltd. .....................................          6,420            57,582
    *Polaris Miner Corp. ............................................          7,200             2,203
   #*PolyMet Mining Corp. ...........................................         37,470            48,870
     Potash Corp. of Saskatchewan, Inc. .............................         50,900         2,409,292
    *Precision Drilling Corp. .......................................        343,149         3,979,737
    #Premium Brands Holdings Corp. ..................................         22,807           358,093
    *Primero Mining Corp. ...........................................         11,740            32,979
    #Progress Energy Resources Corp. ................................        231,700         3,279,947
     Progressive Waste Solutions, Ltd. ..............................        128,362         2,704,391
    *ProMetic Life Sciences, Inc. ...................................         41,000             4,936
    #Provident Energy, Ltd. .........................................         63,852           578,464
     Pulse Seismic, Inc. ............................................         70,508           134,402
    *Pure Energy Services, Ltd. .....................................          9,000            60,497
    *QLT, Inc. ......................................................         89,400           616,181
    *Quadra FNX Mining, Ltd. ........................................        243,976         2,814,872
     Quebecor, Inc. Class B .........................................         59,900         2,073,288
    *Queenston Mining, Inc. .........................................         34,854           212,603
    *Questerre Energy Corp. .........................................         81,025            81,289
   #*Ram Power Corp. ................................................        117,525            36,552
     Reitmans Canada, Ltd. ..........................................          1,346            21,134
     Reitmans Canada, Ltd. Class A ..................................         52,000           815,410
    *Research In Motion, Ltd. .......................................        210,474         4,256,991
   #*Resverlogix Corp. ..............................................         15,900            18,504
     Richelieu Hardware, Ltd. .......................................         12,506           333,870
    *Richmont Mines, Inc. ...........................................         29,228           356,571
    #Ritchie Brothers Auctioneers, Inc. .............................         62,100         1,236,081
    *RMP Energy, Inc. ...............................................         77,247           172,822
    *Rock Energy, Inc. ..............................................         25,600            62,154
     Rocky Mountain Dealerships, Inc. ...............................         11,542           105,838
    #Rogers Communications, Inc. Class B ............................         37,700         1,374,863
     Rogers Sugar, Inc. .............................................         55,213           288,598
     RONA, Inc. .....................................................        153,202         1,475,535
    #Royal Bank of Canada ...........................................        276,787        13,501,263
    *RS Technologies, Inc. ..........................................            174                16
    *Rubicon Minerals Corp. .........................................         56,800           230,220
    *Ruggedcom, Inc. ................................................          2,441            39,771
    #Russel Metals, Inc. ............................................         95,020         2,186,866
    *Sabina Gold & Silver Corp. .....................................         98,878           428,546
    *Sandvine Corp. .................................................        350,787           556,051
    #Saputo, Inc. ...................................................         29,700         1,227,034
    *Savanna Energy Services Corp. ..................................        107,125           903,859
    *Scorpio Mining Corp. ...........................................        136,693           277,020
   #*Seabridge Gold, Inc. ...........................................         15,600           367,169
    *Sears Canada, Inc. .............................................         39,944           605,923
    *Secure Energy Services, Inc. ...................................         22,613           178,091
    *SEMAFO, Inc. ...................................................        177,700         1,363,837
    #Shaw Communictions, Inc. Class B ...............................         77,585         1,571,549
     ShawCor, Ltd. Class A ..........................................         56,424         1,350,100
     Sherritt International Corp. ...................................        295,200         1,697,011
     Shoppers Drug Mart Corp. .......................................         82,000         3,447,003

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Shore Gold, Inc. ...............................................        249,227   $       122,519
    *Sierra Wireless, Inc. ..........................................         51,526           382,019
    *Silver Standard Resources, Inc. ................................         80,137         1,564,551
     Silver Wheaton Corp. ...........................................        161,400         5,573,502
     Silvercorp Metals, Inc. ........................................         80,000           744,018
   #*Sino-Forest Corp. ..............................................        230,700           317,212
     SNC-Lavalin Group, Inc. ........................................         19,800           995,016
    *Softchoice Corp. ...............................................         13,855           121,627
    *Sonde Resources Corp. ..........................................         14,187            41,988
   #*Southern Pacific Resource Corp. ................................        511,920           754,976
   #*SouthGobi Resources, Ltd. ......................................        103,376           862,893
    *Sprott Resource Corp. ..........................................        132,082           576,430
     Sprott Resource Lending Corp. ..................................        143,378           205,699
     Sprott, Inc. ...................................................         46,135           324,461
    *St. Andrew Goldfields, Ltd. ....................................         53,000            31,372
    *Stantec, Inc. ..................................................         54,865         1,349,126
    *Starfield Resources, Inc. ......................................         45,300               909
     Stella-Jones, Inc. .............................................          2,950           117,674
    *Storm Cat Energy Corp. .........................................            500                20
   #*Stornoway Diamond Corp. ........................................         83,090           125,875
    *Strateco Resources, Inc. .......................................         69,000            28,728
    #Student Transportation, Inc. ...................................         57,073           347,563
    *Sulliden Gold Corp., Ltd. ......................................        111,925           204,368
    #Sun Life Financial, Inc. .......................................        287,983         7,269,277
     Suncor Energy, Inc. ............................................        627,329        19,982,639
    *SunOpta, Inc. ..................................................         71,753           380,811
    *Sun-Rype Products, Ltd. ........................................            100               713
    #Superior Plus Corp. ............................................        143,297           991,973
    *SXC Health Solutions Corp. .....................................         19,200           891,473
     Talisman Energy, Inc. ..........................................        499,600         7,087,378
   #*Tanzanian Royalty Exploration Corp. ............................         27,290           104,040
    *Taseko Mines, Ltd. .............................................        128,870           468,030
     Teck Resources, Ltd. Class A ...................................          1,094            46,416
    #Teck Resources, Ltd. Class B ...................................        279,087        11,188,680
     Telus Corp. ....................................................         16,961           912,584
    #Telus Corp. Non-Voting .........................................         85,366         4,361,866
    *Tembec, Inc. ...................................................         58,624           188,208
    *Terra Energy Corp. .............................................         43,090            26,803
   #*Tethys Petroleum, Ltd. .........................................         35,628            22,161
   #*Theratechnologies, Inc. ........................................         55,200           170,570
   #*Thompson Creek Metals Co., Inc. ................................        140,059         1,006,092
    #Thomson Reuters Corp. ..........................................        166,778         4,934,320
     Tim Hortons, Inc. ..............................................         31,600         1,555,351
    *Timminco, Ltd. .................................................         94,700            18,052
     TMX Group, Inc. ................................................         17,400           764,605
   #*Torex Gold Resources, Inc. .....................................         91,220           139,106
     Toromont Industries, Ltd. ......................................         60,167         1,128,791
    #Toronto Dominion Bank ..........................................        309,560        23,364,132
     Torstar Corp. Class B ..........................................         72,800           762,510
    #Total Energy Services, Inc. ....................................         31,789           456,384
    *Tourmaline Oil Corp. ...........................................          2,724            90,568
    #TransAlta Corp. ................................................        215,228         4,735,340
    *Transat AT, Inc. Class B .......................................          2,900            19,872
     TransCanada Corp. ..............................................        257,270        10,936,072
    #Transcontinental, Inc. Class A .................................         86,617         1,103,623
     TransForce, Inc. ...............................................         81,693           985,971
    *TransGlobe Energy Corp. ........................................         55,000           566,140
    *Tranzeo Wireless Technologies, Inc. ............................          4,470               718
     Trican Well Service, Ltd. ......................................         59,639         1,054,864
    #Trilogy Energy Corp. ...........................................         14,500           494,026
    #Trinidad Drilling, Ltd. ........................................        160,869         1,258,870

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *TSO3, Inc. .....................................................          5,100   $         7,573
     TVA Group, Inc. Class B ........................................          4,447            44,615
    *Twin Butte Energy, Ltd. ........................................        179,839           342,808
    *UEX Corp. ......................................................        147,100           109,209
     Uni-Select, Inc. ...............................................         18,564           482,748
   #*Uranium One, Inc. ..............................................        756,145         2,275,831
   #*Ur-Energy, Inc. ................................................        108,833           137,577
    #Valeant Pharmaceuticals International, Inc. ....................        160,110         6,322,478
     Valener, Inc. ..................................................         16,030           236,409
    *Vecima Network, Inc. ...........................................          2,200             6,401
    #Veresen, Inc. ..................................................        106,329         1,537,197
    #Vermilion Energy, Inc. .........................................         11,800           555,935
    *Vero Energy, Inc. ..............................................         47,911           146,605
     Vicwest, Inc. ..................................................          3,452            27,983
   #*Virginia Mines, Inc. ...........................................         10,838            91,336
     Viterra, Inc. ..................................................        428,858         4,414,430
    *Vitran Corp., Inc. .............................................          2,400            11,678
    #Wajax Corp. ....................................................         15,900           574,426
     WaterFurnace Renewable Energy, Inc. ............................          1,587            30,235
    *Webtech Wireless, Inc. .........................................         15,500             4,898
    *Wescast Industries, Inc. .......................................            247             2,260
     Wesdome Gold Mines, Ltd. .......................................         85,051           215,027
     West Fraser Timber Co., Ltd. ...................................         38,800         1,673,840
   #*Westaim Corp. ..................................................         84,100            44,718
    *Western Forest Products, Inc. ..................................        112,025            87,664
    *Westfire Energy, Ltd. ..........................................         31,926           147,018
     Westjet Airlines, Ltd. .........................................          6,100            80,477
   #*Westport Innovations, Inc. .....................................         18,628           562,157
    *Whitecap Resources, Inc. .......................................            300             2,110
    #Wi-Lan, Inc. ...................................................        208,700         1,553,603
     Winpak, Ltd. ...................................................         26,460           311,919
    *Winstar Resources, Ltd. ........................................          2,000             6,120
    *Wireless Matrix Corp. ..........................................         29,700            24,731
    *Xtreme Coil Drilling Corp. .....................................         17,126            54,982
     Yamana Gold, Inc. ..............................................        565,316         8,439,330
    #Yellow Media, Inc. .............................................        484,191           177,306
   #*YM Biosciences, Inc. ...........................................         15,400            27,501
    *Yukon-Nevada Gold Corp. ........................................        142,232            52,797
    #Zargon Oil & Gas, Ltd. .........................................         31,505           444,721
    *ZCL Composite, Inc. ............................................         10,000            33,108
                                                                                       ---------------
TOTAL CANADA ........................................................                      647,081,921
                                                                                       ---------------
DENMARK -- (0.7%)
    *A.P. Moller - Maersk A.S. Series A .............................             88           566,563
     A.P. Moller - Maersk A.S. Series B .............................            517         3,496,361
    *Aarhus Lokalbank A.S. ..........................................            809               761
    *Affitech A.S. ..................................................         10,000               446
    *Aktieselskabet Skjern Bank A.S. ................................            210             3,487
    *Alk-Abello A.S. ................................................          9,301           551,138
    *Alm. Brand A.S. ................................................        136,506           197,910
    *Amagerbanken A.S. ..............................................        347,815                --
     Ambu A.S. Series B .............................................          2,123            48,779
     Auriga Industries A.S. Series B ................................         28,324           436,578
   #*Bang & Olufsen Holdings A.S. ...................................         50,713           591,008
   #*Bavarian Nordic A.S. ...........................................         25,942           190,877
     BoConcept Holding A.S. .........................................            450             7,873
     Brodrene Hartmann A.S. Series B ................................          2,300            41,166
     Carlsberg A.S. Series B ........................................         64,561         4,370,800
    *Christian Hansen Holding A.S. ..................................         12,866           279,958
     Coloplast A.S. Series B ........................................          3,250           472,621
    #D/S Norden A.S. ................................................         33,770           984,897

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
DENMARK -- (Continued)
   #*Dalhoff Larsen & Horneman A.S. .................................          9,916   $        15,059
    *Danske Bank A.S. ...............................................        261,418         3,574,241
     DFDS A.S. ......................................................          2,321           154,600
    *DiBa Bank A.S. .................................................         10,296            63,182
    *Djursland Bank A.S. ............................................          1,040            26,935
     DSV A.S. .......................................................        108,350         2,170,694
     East Asiatic Co., Ltd. A.S. ....................................         20,532           481,052
    *Fionia Holding A.S. ............................................         53,180                --
     FLSmidth & Co. A.S. ............................................         42,787         2,709,838
     Fluegger A.S. Series B .........................................            350            22,759
    *Genmab A.S. ....................................................         45,533           265,952
     GN Store Nord A.S. .............................................        277,157         2,042,655
     Gronlandsbanken A.S. ...........................................            290            17,527
    *H&H International A.S. Series B ................................          5,798            45,730
    *H. Lundbeck A.S. ...............................................         43,419           875,515
     Harboes Bryggeri A.S. ..........................................          2,462            43,128
     IC Companys A.S. ...............................................          4,735           125,532
     Jeudan A.S. ....................................................          1,880           130,343
    *Jyske Bank A.S. ................................................         71,962         2,091,666
    *Lastas A.S. Series B ...........................................             31               192
    *NeuroSearch A.S. ...............................................         23,697            89,491
    *Newcap Holding A.S. ............................................         24,798             2,306
    #NKT Holding A.S. ...............................................         33,074         1,255,201
     Nordjyske Bank A.S. ............................................          3,195            44,488
     Norresundby Bank A.S. ..........................................            880            25,348
     North Media A.S. ...............................................          3,000            15,600
    #Novo-Nordisk A.S. Series B .....................................          2,000           212,333
     Novo-Nordisk A.S. Sponsored ADR ................................         22,700         2,413,010
     Novozymes A.S. Series B ........................................          5,125           761,073
    *Ostjydsk Bank A.S. .............................................            380            12,569
   #*Parken Sport & Entertainment A.S. ..............................          5,510            83,233
     Per Aarsleff A.S. Series B .....................................          1,808           140,926
     Ringkjoebing Landbobank A.S. ...................................          3,153           344,303
    #Rockwool International A.S. Series B ...........................          9,117           889,684
    #Royal Unibrew A.S. .............................................         12,511           653,106
     Schouw & Co. A.S. ..............................................         18,042           393,160
     SimCorp A.S. ...................................................          2,185           374,445
   #*Sjaelso Gruppen A.S. ...........................................         19,377             5,223
     Solar Holdings A.S. Series B ...................................          4,501           185,388
    *Spar Nord Bank A.S. ............................................         35,210           247,053
    *Sparbank A.S. ..................................................          1,926            12,165
    *Sparekassen Faaborg A.S. .......................................            271            13,099
     Sydbank A.S. ...................................................         92,499         1,712,961
    *TDC A.S. .......................................................        134,722         1,106,206
     Thrane & Thrane A.S. ...........................................          6,022           283,144
     Tivoli A.S. ....................................................             90            48,404
    *TK Development A.S. ............................................         49,771           135,882
    *Topdanmark A.S. ................................................          9,959         1,639,741
    *TopoTarget A.S. ................................................        163,547            55,934
   #*Topsil Semiconductor Materials A.S. ............................        345,651            29,472
   #*Torm A.S. ......................................................         17,646            19,329
   #*Torm A.S. ADR ..................................................         23,082            30,930
     Tryg A.S. ......................................................         22,189         1,233,610
     United International Enterprises A.S. ..........................            499            54,517
   #*Vestas Wind Systems A.S. .......................................        145,908         2,261,884
    *Vestjysk Bank A.S. .............................................         23,022           125,051
   #*William Demant Holding A.S. ....................................          5,116           405,074
                                                                                       ---------------
TOTAL DENMARK .......................................................                       44,413,166
                                                                                       ---------------
FINLAND -- (1.3%)
     Ahlstrom Oyj ...................................................         20,956           361,285

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
    #Aktia Oyj Series A .............................................          1,669   $        13,130
     Alma Media Oyj .................................................         23,225           202,323
     Amer Sports Oyj Series A .......................................        148,662         2,047,171
     Aspo Oyj .......................................................          8,353            80,214
     Atria P.L.C. ...................................................         18,777           164,518
    *Bank of Aland P.L.C. Series B ..................................          1,250            16,604
     BasWare Oyj ....................................................          4,560           116,916
   #*Biotie Therapies Corp. Oyj .....................................        214,708           140,132
     Cargotec Oyj Series B ..........................................         34,517         1,155,075
    *Citycon Oyj ....................................................        119,383           439,670
    *Componenta Oyj .................................................          4,400            23,356
    *Comptel P.L.C. .................................................         51,194            47,170
     Cramo Oyj ......................................................         25,439           302,074
     Digia P.L.C. ...................................................         10,944            44,531
    *Efore Oyj ......................................................          7,109             8,838
    *Elcoteq SE .....................................................         12,700             4,042
    *Elektrobit Corp. Oyj ...........................................        432,696           280,965
    #Elisa Oyj ......................................................         76,185         1,606,196
     Etteplan Oyj ...................................................          7,802            23,147
    *Finnair Oyj ....................................................        103,789           406,308
    *Finnlines Oyj ..................................................         17,325           177,865
     Fiskars Oyj Abp ................................................         26,428           527,629
     Fortum Oyj .....................................................        188,857         4,596,436
    #F-Secure Oyj ...................................................         60,115           178,256
    *Glaston Oyj Abp ................................................          9,400             7,739
     HKScan Oyj Series A ............................................         27,460           219,131
     Huhtamaki Oyj ..................................................        125,561         1,434,482
     Ilkka-Yhtyma Oyj ...............................................         33,264           297,331
    #KCI Konecranes Oyj .............................................         27,722           630,991
     Kemira Oyj .....................................................        140,496         1,924,240
   #*Kesko Oyj Series A .............................................          1,032            36,963
     Kesko Oyj Series B .............................................         80,195         2,846,460
     Kone Oyj Series B ..............................................         35,243         1,940,366
     Laennen Tehtaat Oyj ............................................          1,800            36,101
     Lassila & Tikanoja Oyj .........................................         29,820           465,068
     Lemminkainen Oyj ...............................................         35,266           984,876
     Metso Corp. Oyj ................................................        104,848         4,055,713
     Metso Corp. Oyj Sponsored ADR ..................................         10,246           401,951
   #*M-real Oyj Series B ............................................        302,260           654,597
   #*Neste Oil Oyj ..................................................        142,226         1,720,809
     Nokia Oyj ......................................................      1,341,518         9,027,318
    #Nokia Oyj Sponsored ADR ........................................        159,500         1,073,435
     Nokian Renkaat Oyj .............................................         53,099         1,944,821
     Okmetic Oyj ....................................................         17,109           116,304
     Olvi Oyj Series A ..............................................          6,835           146,850
     Oriola-KD Oyj Series A .........................................          1,000             2,798
     Oriola-KD Oyj Series B .........................................        105,604           293,691
     Orion Oyj Series A .............................................         14,924           303,996
     Orion Oyj Series B .............................................         39,704           826,238
    #Outokumpu Oyj ..................................................        150,481         1,271,870
     Outotec Oyj ....................................................         21,986         1,020,620
     PKC Group Oyj ..................................................         17,329           286,834
     Pohjola Bank P.L.C. Series A ...................................        261,585         3,007,809
     Ponsse Oyj .....................................................         52,459           533,247
    #Poyry Oyj ......................................................         23,672           213,678
     Raisio P.L.C. Series V .........................................        158,779           512,643
    #Ramirent Oyj ...................................................         95,840           820,308
     Rapala VMC Oyj .................................................         14,912           115,106
     Rautaruukki Oyj Series K .......................................         81,136           864,840
     Ruukki Group Oyj ...............................................        207,434           279,332
     Saga Furs Oyj ..................................................          1,600            35,831

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
     Sampo Oyj Series A .............................................        268,954   $     7,392,731
    #Sanoma Oyj .....................................................         95,055         1,275,272
     Sievi Capital P.L.C. ...........................................         17,754            51,633
     Stockmann Oyj Abp Series A .....................................          8,998           185,993
    #Stockmann Oyj Abp Series B .....................................         28,610           508,501
     Stora Enso Oyj Series R ........................................        574,426         3,635,908
    #Stora Enso Oyj Sponsored ADR ...................................        109,100           690,603
    *Technopolis Oyj ................................................         42,368           199,501
    *Tecnomen Lifetree Oyj ..........................................        212,996           102,192
     Teleste Oyj ....................................................          6,970            30,371
     Tieto Oyj ......................................................         71,397         1,130,396
     Tikkurila Oyj ..................................................         18,350           356,692
     UPM-Kymmene Oyj ................................................        521,233         6,094,855
     UPM-Kymmene Oyj Sponsored ADR ..................................         78,154           912,839
    #Uponor Oyj Series A ............................................         47,027           486,539
     Vacon Oyj ......................................................          3,260           164,157
     Vaisala Oyj Series A ...........................................          4,589           110,546
     Wartsila Corp. Oyj Series B ....................................        115,128         3,498,132
     Yit Oyj ........................................................         69,992         1,104,511
                                                                                       ---------------
TOTAL FINLAND .......................................................                       81,249,610
                                                                                       ---------------
FRANCE -- (6.2%)
    #ABC Arbitrage SA ...............................................         10,086            90,200
     Accor SA .......................................................         34,686         1,133,676
     Aeroports de Paris SA ..........................................         13,446         1,055,676
   #*Air France-KLM .................................................        135,058         1,025,667
     Air Liquide SA .................................................         22,448         2,898,426
    *Alcatel-Lucent SA ..............................................        103,983           287,482
   #*Alcatel-Lucent SA Sponsored ADR ................................      1,716,276         4,702,596
    #Alstom SA ......................................................         23,475           874,162
    *Altamir Amboise SA .............................................         22,994           212,905
     ALTEN SA .......................................................         29,454           838,741
   #*Altran Technologies SA .........................................        205,659         1,041,923
     April SA .......................................................         12,948           224,909
    *Archos SA ......................................................          6,809            64,720
    *Arkema SA ......................................................         54,537         3,706,286
    *Artprice.com SA ................................................          2,026            95,307
     Assystem .......................................................         12,164           221,083
   #*Atari SA .......................................................         26,866            50,244
     AtoS ...........................................................         53,232         2,573,487
     Aubay SA .......................................................          3,818            27,235
     Audika SA ......................................................          1,627            35,971
     Aurea SA .......................................................            515             4,354
   #*Avanquest Software SA ..........................................          4,596            11,032
   #*Avenir Telecom SA ..............................................         52,338            47,103
     AXA SA .........................................................        211,603         3,403,411
    #AXA SA Sponsored ADR ...........................................        468,270         7,562,560
    *Axway Software SA ..............................................          4,011            82,140
     Beneteau SA ....................................................         18,392           262,448
   #*Bigben Interactive SA ..........................................             56               589
    *BioAlliance Pharma SA ..........................................          2,205            11,246
     bioMerieux SA ..................................................          3,881           336,754
     BNP Paribas SA .................................................        344,447        15,381,240
     Boiron SA ......................................................          7,830           222,815
    *Bollore SA .....................................................            238            54,724
     Bonduelle SCA ..................................................          6,506           587,454
     Bongrain SA ....................................................          8,822           625,855
    #Bourbon SA .....................................................         60,962         1,692,071
    *Boursorama SA ..................................................         28,719           248,462
   #*Bouygues SA ....................................................        157,224         5,872,119
    *Bull SA ........................................................         34,423           162,752

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     Bureau Veritas SA ..............................................          9,495   $       736,742
    #Capgemini SA ...................................................        167,443         6,407,266
     Carrefour SA ...................................................        127,638         3,377,047
     Casino Guichard Perrachon SA ...................................         37,717         3,531,726
     Cegedim SA .....................................................          2,063            61,200
     CEGID Group SA .................................................         13,968           326,612
     CFAO SA ........................................................          3,123           120,635
     Christian Dior SA ..............................................         13,336         1,881,494
     Cie de Saint-Gobain SA .........................................        217,607        10,057,252
    *Cie Generale de Geophysique - Veritas SA .......................         35,321           771,743
   #*Cie Generale de Geophysique - Veritas SA Sponsored ADR .........        123,954         2,707,155
     Cie Generale des Establissements Michelin SA Series B ..........         99,942         7,236,821
    #Cie Generale D'Optique Essilor Intenational SA .................         26,729         1,931,818
    #Ciments Francais SA ............................................          8,425           744,089
    *Club Mediterranee SA ...........................................         42,002           793,953
     CNP Assurances SA ..............................................        111,060         1,696,048
     Credit Agricole SA .............................................        450,490         3,486,946
     Danone SA ......................................................         40,049         2,776,313
     Dassault Systemes SA ...........................................          7,772           653,471
    #Dassault Systemes SA ADR .......................................          5,637           472,719
    *Derichebourg SA ................................................         97,634           388,884
     Devoteam SA ....................................................          2,950            50,979
     Edenred SA .....................................................         67,526         1,904,709
    *Eiffage SA .....................................................         35,625         1,208,279
    *Electricite de France SA .......................................         65,534         1,961,277
     Electricite de Strasbourg SA ...................................            606            87,074
     Entrepose Contracting SA .......................................            339            37,864
     Eramet SA ......................................................          2,073           324,589
     ESSO SA Francaise ..............................................          3,968           408,440
    #Establissements Maurel et Prom SA ..............................        161,823         3,253,318
    *Etam Developpement SA ..........................................         22,913           423,648
     Euler Hermes SA ................................................         22,049         1,591,856
   #*Euro Disney SCA ................................................         21,207           145,784
    #Eurofins Scientific SA .........................................          6,065           544,795
     European Aeronautic Defence & Space Co. SA .....................        224,358         6,613,905
     Eutelsat Communications SA .....................................         19,212           791,190
     Exel Industries SA Series A ....................................          1,907            97,589
     Faiveley Transport SA ..........................................          4,334           296,575
     Faurecia SA ....................................................         25,817           682,606
     Fimalac SA .....................................................          9,338           388,768
     Fleury Michon SA ...............................................            761            31,029
     Flo Groupe SA ..................................................         10,366            67,970
     France Telecom SA ..............................................        285,825         5,138,798
     France Telecom SA Sponsored ADR ................................        212,700         3,824,346
   #*GameLoft SA ....................................................         26,524           147,390
    *Gascogne SA ....................................................            555            25,044
     Gaumont SA .....................................................            768            36,286
    #GDF Suez SA ....................................................        494,347        13,927,097
     GDF Suez SA Sponsored ADR ......................................            668            18,838
     Gemalto NV .....................................................         85,331         3,881,235
    *GFI Informatique SA ............................................         56,807           232,207
     GL Events SA ...................................................         15,298           388,120
     Groupe Crit SA .................................................          2,059            43,880
    #Groupe Danone SA ...............................................         35,600           492,704
     Groupe Eurotunnel SA ...........................................        504,819         4,547,376
    *Groupe Open SA .................................................          2,036            13,357
   #*Groupe Partouche SA ............................................         16,869            41,077
     Groupe Steria SCA ..............................................         43,378           827,365
     Guerbet SA .....................................................          1,114           109,296
     Guyenne et Gascogne SA .........................................          5,614           643,103
    *Haulotte Group SA ..............................................         22,804           254,569

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
    #Havas SA .......................................................        376,682   $     1,621,599
    #Hermes International SA ........................................          7,794         2,650,441
   #*Hi-Media SA ....................................................         62,662           223,679
     Iliad SA .......................................................          4,477           522,827
     Imerys SA ......................................................         41,503         2,361,352
     Ingenico SA ....................................................         44,450         1,757,209
    *Innate Pharma SA ...............................................          6,867            15,067
     Interparfums SA ................................................          4,723           142,701
    *Ipsen SA .......................................................         19,793           653,226
     Ipsos SA .......................................................         21,177           692,963
    *Jacquet Metal Service SA .......................................         13,478           187,355
    *JCDecaux SA ....................................................         52,548         1,399,410
    *Kaufman & Broad SA .............................................            649            12,958
     Korian SA ......................................................          7,784           150,910
     Lafarge SA .....................................................        109,411         4,430,088
    #Lafarge SA Sponsored ADR .......................................         82,410           836,462
     Lagardere SCA ..................................................        122,843         3,290,746
     Laurent-Perrier SA .............................................          1,696           174,724
     LDC SA .........................................................            178            18,357
     Lectra SA ......................................................         34,799           262,255
     Legrand SA .....................................................         47,639         1,683,963
     Lisi SA ........................................................          3,227           260,387
     L'Oreal SA .....................................................          9,223         1,015,501
    *LVL Medical Groupe SA ..........................................          1,560            26,403
     LVMH Moet Hennessy Louis Vuitton SA ............................         17,187         2,848,644
     M6 Metropole Television SA .....................................         28,482           486,891
     Maisons France Confort SA ......................................          2,070            73,831
    *Manitou BF SA ..................................................         17,444           350,311
     Manutan International SA .......................................          1,789            91,726
    *Medica SA ......................................................          5,139           102,353
     Mersen SA ......................................................         22,939           895,495
   #*METabolic EXplorer SA ..........................................         10,579            53,683
     Montupet SA ....................................................         24,394           132,594
     Mr. Bricolage SA ...............................................          8,989           131,533
     Natixis SA .....................................................        766,093         2,427,940
     Naturex SA .....................................................          4,575           347,303
    #Neopost SA .....................................................         15,366         1,168,699
    #Nexans SA ......................................................         38,506         2,422,127
     Nexity SA ......................................................         39,455         1,136,729
   #*NicOx SA .......................................................         60,564            90,238
     Norbert Dentressangle SA .......................................          6,139           544,197
    *NRJ Group SA ...................................................         93,223           919,052
    #Oeneo SA .......................................................         31,952            83,710
   #*Orco Property Group SA .........................................          3,090            17,806
    #Orpea SA .......................................................         25,029         1,076,935
    #PagesJaunes Groupe SA ..........................................        101,854           434,601
    *Parrot SA ......................................................          6,144           144,706
     Pernod-Ricard SA ...............................................         81,148         7,551,192
     Peugeot SA .....................................................        155,988         3,394,034
     Pierre & Vacances SA ...........................................          6,565           255,800
     Plastic Omnium SA ..............................................         30,414           845,538
     PPR SA .........................................................         39,212         6,084,743
     Publicis Groupe SA .............................................         34,815         1,679,512
    #Publicis Groupe SA ADR .........................................         50,046         1,211,113
     Rallye SA ......................................................         38,105         1,218,322
    *Recylex SA .....................................................         33,899           150,656
     Remy Cointreau SA ..............................................         26,585         2,177,896
     Renault SA .....................................................        143,764         6,006,770
    #Rexel SA .......................................................        148,145         2,655,875
     Robertet SA ....................................................            752           129,107
   #*Rodriguez Group SA .............................................         10,055            45,075

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     Rougier SA .....................................................            540   $        21,667
     Rubis SA .......................................................         22,670         1,288,307
    *Sa des Ciments Vicat SA ........................................         10,494           685,815
     Safran SA ......................................................         96,402         3,148,108
    #Saft Groupe SA .................................................         35,751         1,086,262
     Samse SA .......................................................            546            45,298
    *Sanofi SA ......................................................        117,995         8,441,248
     Sanofi SA ADR ..................................................        562,231        20,099,758
     Sartorius Stedim Biotech SA ....................................          5,174           349,838
     Schneider Electric SA ..........................................        176,855        10,384,871
     SCOR SE ........................................................        226,234         5,270,487
     SEB SA .........................................................         23,094         1,936,079
     Seche Environnement SA .........................................          3,277           148,655
    #Sechilienne SA .................................................         15,482           288,795
    #Sequana SA .....................................................         31,835           194,832
     SES SA .........................................................         57,640         1,472,216
     Societe BIC SA .................................................         24,379         2,175,596
     Societe d'Edition de Canal Plus SA .............................         52,706           320,550
     Societe des Bains de Mer et du Cercle des Etrangers a Monaco
        SA ..........................................................          1,430            79,370
     Societe Generale SA ............................................        219,316         6,279,401
     Societe Internationale de Plantations d'Heveas SA ..............            999           109,249
     Societe Marseillaise du Tunnel Prado Carenage SA ...............          8,183           292,049
    *Societe Television Francaise 1 SA ..............................        141,997         1,906,580
     Sodexo SA ......................................................         18,158         1,311,088
    #Sodexo SA Sponsored ADR ........................................          3,800           276,830
   #*Soitec SA ......................................................        169,484           845,778
     Somfy SA .......................................................          1,174           279,874
     Sopra Group SA .................................................          4,011           254,358
    *Spir Communication SA ..........................................          2,571            97,169
   #*ST Dupont SA ...................................................         47,976            30,520
    *Stallergenes SA ................................................            340            22,134
    *Ste Industrielle d'Aviation Latecoere SA .......................          6,660            81,196
     STEF-TFE SA ....................................................          3,120           157,692
    #STMicroelectronics NV ..........................................        266,732         1,848,412
     STMicroelectronics NV ADR ......................................        332,630         2,305,126
     Sucriere de Pithiviers Le Vieil SA .............................             58           132,517
     Suez Environnement SA ..........................................         47,210           740,629
    *Sword Group SA .................................................          6,241           112,499
     Synergie SA ....................................................          4,163            52,022
   #*Technicolor SA .................................................         87,921           238,050
   #*Technicolor SA Sponsored ADR ...................................          4,360            11,903
     Technip SA .....................................................         28,440         2,689,203
     Technip SA ADR .................................................        106,372         2,531,654
     Teleperformance SA .............................................         52,303         1,104,354
     Tessi SA .......................................................            694            60,248
     Thales SA ......................................................         65,164         2,298,149
   #*Theolia SA .....................................................        121,068           172,024
     Total Gabon SA .................................................             36            15,151
     Total SA .......................................................         50,892         2,655,404
    #Total SA Sponsored ADR .........................................        497,184        26,002,723
     Touax SA .......................................................            701            23,141
     Toupargel Groupe SA ............................................         15,115           240,185
   #*Transgene SA ...................................................          8,398           101,533
     Trigano SA .....................................................         13,899           253,285
   #*UbiSoft Entertainment SA .......................................        100,713           603,304
     Union Financiere de France Banque SA ...........................          1,141            33,871
     Valeo SA .......................................................         93,013         4,668,817
    *Vallourec SA ...................................................         82,262         4,988,066
     Veolia Environnement SA ........................................          7,512           106,367
    #Veolia Environnement SA ADR ....................................         44,457           630,845
     Viel et Compagnie SA ...........................................         48,096           192,181

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
    #Vilmorin & Cie SA ..............................................          8,048   $       884,034
     Vinci SA .......................................................         73,624         3,610,399
     Virbac SA ......................................................          2,717           469,390
   #*Vivalis SA .....................................................          1,893            15,637
     Vivendi SA .....................................................        456,528        10,201,769
     VM Materiaux SA ................................................            811            34,345
     Vranken Pommery Monopole SA ....................................          3,807           154,538
     Zodiac Aerospace SA ............................................         50,808         3,983,787
                                                                                       ---------------
TOTAL FRANCE ........................................................                      380,718,643
                                                                                       ---------------
GERMANY -- (5.2%)
     A.S. Creation Tapeton AG .......................................            906            28,850
    *Aareal Bank AG .................................................         66,841         1,339,393
     Adidas-Salomon AG ..............................................         71,280         5,020,021
   #*ADVA AG Optical Networking .....................................         61,322           362,249
    *Advanced Inflight Alliance AG ..................................            486             2,259
    *Agennix AG .....................................................          2,120             8,912
   #*Air Berlin P.L.C. ..............................................         63,691           233,057
    #Aixtron SE .....................................................         36,687           519,449
     Allianz SE .....................................................         75,912         8,446,131
     Allianz SE Sponsored ADR .......................................        984,886        11,030,723
     Amadeus Fire AG ................................................          1,982            75,785
     Analytik Jena AG ...............................................          3,242            42,035
   #*Asian Bamboo AG ................................................         12,050           178,938
     AUGUSTA Technologie AG .........................................         11,999           260,990
     Aurubis AG .....................................................         48,193         2,719,114
     Axel Springer AG ...............................................         32,679         1,320,758
     Baader Bank AG .................................................         11,484            34,692
   #*Balda AG .......................................................         54,191           384,266
     BASF SE ........................................................         75,924         5,542,137
     BASF SE Sponsored ADR ..........................................         58,000         4,254,300
    #Bauer AG .......................................................         12,965           298,965
     Bayer AG .......................................................         66,137         4,213,721
     Bayer AG Sponsored ADR .........................................         10,700           682,767
     Bayerische Motoren Werke AG ....................................        146,243        11,879,923
    #BayWa AG .......................................................         16,719           736,172
    *Beate Uhse AG ..................................................          6,586             2,779
     Bechtle AG .....................................................         14,623           545,513
     Beiersdorf AG ..................................................         10,944           630,919
     Bertrandt AG ...................................................          3,592           201,426
     Bilfinger Berger SE ............................................         50,521         4,509,434
     Biotest AG .....................................................          2,376           136,547
   #*Boewe Systec AG ................................................            836               192
    *Borussia Dortmund GmbH & Co. KGaA ..............................         81,773           243,292
    *Brenntag AG ....................................................          6,883           692,473
     Carl Zeiss Meditec AG ..........................................         29,296           558,275
    *CAT Oil AG .....................................................         22,636           144,920
     Celesio AG .....................................................        105,771         1,668,204
     CENIT AG .......................................................          2,601            17,408
    *Centrosolar Group AG ...........................................         13,492            34,144
     Centrotec Sustainable AG .......................................          9,963           193,307
    #Centrotherm Photovoltaics AG ...................................         12,687           239,372
     Cewe Color Holding AG ..........................................          5,813           226,026
    *Colonia Real Estate AG .........................................          2,454            11,512
     Comdirect Bank AG ..............................................         35,534           366,691
    *Commerzbank AG .................................................      1,945,697         4,750,882
    #CompuGroup Medical AG ..........................................         10,931           140,674
   #*Conergy AG .....................................................        124,035            53,054
   #*Constantin Medien AG ...........................................         54,670           113,645
    *Continental AG .................................................         41,867         3,121,942
     CropEnergies AG ................................................         27,661           203,677

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     CTS Eventim AG .................................................          9,139   $       302,117
    *Curanum AG .....................................................         15,622            46,356
     DAB Bank AG ....................................................         13,385            57,278
     Daimler AG .....................................................        366,977        18,638,432
     Data Modul AG ..................................................          2,305            39,215
    *DEAG Deutsche Entertainment AG .................................          1,086             3,365
     Delticom AG ....................................................          2,605           290,259
    #Deufol AG ......................................................         10,845            16,441
     Deutsche Bank AG (5750355) .....................................        276,331        11,425,890
    #Deutsche Bank AG (D181890898) ..................................         81,731         3,384,481
     Deutsche Beteiligungs AG .......................................         11,137           237,958
    *Deutsche Boerse AG .............................................         26,045         1,435,439
     Deutsche Lufthansa AG ..........................................        307,824         4,182,272
     Deutsche Post AG ...............................................        567,117         8,602,325
     Deutsche Telekom AG ............................................        505,903         6,427,060
    #Deutsche Telekom AG Sponsored ADR ..............................        528,190         6,708,013
     Deutsche Wohnen AG .............................................         63,144           929,692
    *Deutz AG .......................................................         82,333           514,868
   #*Dialog Semiconductor P.L.C. ....................................         34,822           670,314
     DIC Asset AG ...................................................          7,350            67,044
    #Douglas Holding AG .............................................         29,807         1,204,082
     Dr. Hoenle AG ..................................................          3,148            45,998
     Draegerwerk AG & Co. KGaA ......................................            454            36,062
     Drillisch AG ...................................................         42,006           480,352
     Duerr AG .......................................................          8,517           371,323
     DVB Bank SE ....................................................         14,830           485,519
     E.ON AG ........................................................        478,966        11,550,258
    #E.ON AG Sponsored ADR ..........................................        218,470         5,293,528
     Eckert & Ziegler AG ............................................          3,257           119,744
     Elmos Semiconductor AG .........................................         13,447           143,509
    #ElreingKlinger AG ..............................................         15,241           420,553
    *ENvitec Biogas AG ..............................................          1,467            20,308
    *Epigenomics AG .................................................             20               113
    *Euromicron AG ..................................................          2,679            75,036
    *Evotec AG ......................................................        142,137           475,914
     Fielmann AG ....................................................          3,212           337,486
    *First Sensor AG ................................................          8,351           116,190
     Fraport AG .....................................................         35,863         2,258,000
    #Freenet AG .....................................................        146,544         1,889,217
     Fresenius Medical Care AG & Co. KGaA ...........................          1,707           124,348
    #Fresenius Medical Care AG & Co. KGaA ADR .......................         26,500         1,926,550
     Fresenius SE & Co. KGaA ........................................         25,170         2,471,409
     Fuchs Petrolub AG ..............................................          3,747           176,891
    *GAGFAH SA ......................................................         57,918           370,948
     GEA Group AG ...................................................        114,509         3,139,937
     Generali Deutschland Holding AG ................................          2,791           228,935
     Gerresheimer AG ................................................         33,792         1,497,554
     Gerry Weber International AG ...................................          8,185           254,105
    *Gesco AG .......................................................          3,372           271,925
     GFK SE .........................................................         12,311           569,277
     GFT Technologies AG ............................................         13,243            50,500
    *Gigaset AG .....................................................         49,566           177,179
    *Gildemeister AG ................................................         82,475         1,197,687
   #*Grammer AG .....................................................         15,674           287,214
     Grenkeleasing AG ...............................................          8,480           466,701
     H&R AG .........................................................         13,866           302,424
     Hamburger Hafen und Logistik AG ................................          8,520           261,950
     Hannover Rueckversicherung AG ..................................         77,908         3,835,765
     Hawesko Holding AG .............................................          1,492            68,943
   #*Heidelberger Druckmaschinen AG .................................        296,259           581,948
     Heidelberger Zement AG .........................................         96,453         4,366,624

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     Henkel AG & Co. KGaA ...........................................         22,389   $     1,093,251
     Hochtief AG ....................................................         35,203         2,559,383
    *Homag Group AG .................................................            780             9,122
     Indus Holding AG ...............................................         19,920           519,863
     Infineon Technologies AG .......................................         39,522           355,825
    #Infineon Technologies AG ADR ...................................        516,244         4,656,521
     Innovation in Traffic Systems AG ...............................            144             3,425
     Interseroh SE ..................................................          5,028           352,659
    *Intershop Communications AG ....................................          3,523            11,917
     Isra Vision Systems AG .........................................          1,857            41,106
   #*IVG Immobilien AG ..............................................        141,337           629,891
    *Jenoptik AG ....................................................         64,238           424,457
    *K+S AG .........................................................         19,587         1,241,146
    *Kabel Deutschland Holding AG ...................................         31,681         1,796,922
     Kloeckner & Co. SE .............................................        253,800         3,782,817
     Koenig & Bauer AG ..............................................          1,913            29,987
     Kontron AG .....................................................         79,452           562,351
    #Krones AG ......................................................         15,743           802,544
     KSB AG .........................................................            214           135,570
   #*Kuka AG ........................................................         19,655           373,977
     KWS Saat AG ....................................................          2,259           460,649
     Lanxess AG .....................................................         99,841         5,831,311
     Leifheit AG ....................................................            465            10,646
     Leoni AG .......................................................         34,717         1,449,353
     Linde AG .......................................................         50,899         8,063,297
    *Loewe AG .......................................................          5,490            23,897
    #LPKF Laser & Electronics AG ....................................          6,673            94,389
     MAN SE .........................................................         68,590         6,043,480
   #*Manz AG ........................................................          2,826            85,011
    *Masterflex AG ..................................................            338             2,413
     Mediclin AG ....................................................         13,261            68,712
   #*Medigene AG ....................................................         29,373            39,338
     Merck KGaA .....................................................         43,308         4,041,273
     Metro AG .......................................................         39,975         1,852,191
     MLP AG .........................................................         56,425           379,585
    *Mobotix AG .....................................................            285            25,416
    *Mologen AG .....................................................             50               509
    *Morphosys AG ...................................................         19,247           468,907
     MTU Aero Engines Holding AG ....................................         19,518         1,307,022
    #Muehlbauer Holding & Co. AG ....................................          1,362            51,893
     Munchener Rueckversicherungs-Gesellschaft AG ...................         86,672        11,607,062
     MVV Energie AG .................................................         13,093           434,350
     Nemetschek AG ..................................................          2,093            80,484
    *Nexus AG .......................................................          2,391            22,582
   #*Nordex SE ......................................................         58,380           361,003
    #OHB AG .........................................................          7,105           122,598
    *Patrizia Immobilien AG .........................................         25,054           137,330
     Pfeiffer Vacuum Technology AG ..................................          2,351           237,605
   #*Pfleiderer AG ..................................................         48,886            25,849
   #*Phoenix Solar AG ...............................................          4,180            29,316
     PNE Wind AG ....................................................         68,848           155,122
    #Praktiker AG ...................................................         86,417           342,115
     Progress-Werk Oberkirch AG .....................................            638            28,874
     PSI AG Gesellschaft Fuer Produkte und Systeme der
        Informationstechnologie .....................................          3,155            74,229
    *Pulsion Medical Systems SE .....................................          6,376            52,522
     Puma SE ........................................................          2,392           768,268
     PVA TePla AG ...................................................          8,269            40,692
   #*Q-Cells SE .....................................................        180,047           178,780
    *QIAGEN NV ......................................................        231,088         3,214,151
    *QSC AG .........................................................         83,054           273,016
     R Stahl AG .....................................................          2,458            80,471

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
    #Rational AG ....................................................          1,200   $       276,277
    *REALTECH AG ....................................................            215             1,716
     Renk AG ........................................................            322            30,041
     Repower Systems SE .............................................          1,223           242,079
     Rheinmetall AG .................................................         52,774         2,798,808
     Rhoen-Klinikum AG ..............................................        122,673         2,447,746
    *Roth & Rau AG ..................................................          1,385            41,921
     RWE AG .........................................................        155,083         6,610,715
     S.A.G. Solarstrom AG ...........................................          6,149            29,178
    *SAF-Holland SA .................................................         38,585           237,941
     Salzgitter AG ..................................................         50,514         2,855,082
     SAP AG .........................................................            496            29,992
    #SAP AG Sponsored ADR ...........................................         53,292         3,216,705
     Schaltbau Holding AG ...........................................            177            18,745
    *Sedo Holding AG ................................................            133               406
   #*SGL Carbon SE ..................................................         47,995         2,983,034
     Siemens AG Sponsored ADR .......................................        125,474        13,171,006
   #*Singulus Technologies AG .......................................         59,558           226,579
     Sixt AG ........................................................         25,394           533,370
    *SKW Stahl-Metallurgie Holding AG ...............................          8,451           170,114
   #*Sky Deutschland AG .............................................        415,615         1,224,699
   #*SMA Solar Technology AG ........................................          1,231            73,987
     Software AG ....................................................         21,048           871,689
   #*Solar Millennium AG ............................................         15,167            48,053
    #Solarworld AG ..................................................        102,526           500,314
   #*Solon SE .......................................................         16,697            30,523
     Stada Arzneimittel AG ..........................................         65,055         1,571,518
     STINAG Stuttgart Invest AG .....................................          2,186            48,253
     STRATEC Biomedical AG ..........................................          2,609           105,916
     Suedzucker AG ..................................................         87,688         2,561,382
    *Sunways AG .....................................................          2,206             6,665
   #*Suss Microtec AG ...............................................         20,235           212,100
     Symrise AG .....................................................         79,251         2,051,410
    *TAG Immobilien AG ..............................................         79,750           680,908
     Takkt AG .......................................................          8,273           105,215
    *Technotrans AG .................................................          3,213            21,115
    #Telegate AG ....................................................          3,961            32,178
     ThyssenKrupp AG ................................................        243,711         6,981,978
    *Tipp24 SE ......................................................          2,135            99,379
   #*Tom Tailor Holding AG ..........................................          6,180            96,157
     Tomorrow Focus AG ..............................................          5,190            27,640
   #*TUI AG .........................................................        155,405         1,013,685
     UCB SA .........................................................            546            23,677
     United Internet AG .............................................         42,521           837,929
    *Verbio AG ......................................................         22,353           103,516
     Volkswagen AG ..................................................         11,907         1,862,074
     Vossloh AG .....................................................          7,997           836,040
     VTG AG .........................................................         14,802           296,802
    #Wacker Chemie AG ...............................................          6,785           682,908
    #Wacker Neuson SE ...............................................         38,202           475,283
     Washtec AG .....................................................         52,055           661,075
     Wincor Nixdorf AG ..............................................         10,549           590,724
     Wirecard AG ....................................................         48,194           766,570
     Wuerttembergische Metallwarenfabrik AG .........................          1,571            61,526
     XING AG ........................................................            907            75,891
     Zhongde Waste Technology AG ....................................          3,973            29,644
   #*zooplus AG .....................................................            413            34,078
                                                                                       ---------------
TOTAL GERMANY .......................................................                      319,925,141
                                                                                       ---------------
GREECE -- (0.3%)
    *Aegean Airlines S.A. ...........................................         11,435            25,252

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GREECE -- (Continued)
    *Aegek S.A. .....................................................         51,172   $         5,881
    *Agricultural Bank of Greece S.A. ...............................          8,704             2,907
    *Alapis Holding Industrial & Commercial S.A. of Pharmaceutical
       Chemical Products ............................................         69,510             4,785
    *Alpha Bank A.E. ................................................        561,191           746,316
    *Anek Lines S.A. ................................................        140,825            19,088
    *Astir Palace Hotels S.A. .......................................         16,370            42,865
    *Attica Bank S.A. ...............................................         45,479            14,118
    *Autohellas S.A. ................................................          8,597            14,970
    *Balkan Real Estate S.A. ........................................          7,486             3,900
    *Bank of Cyprus Public Co., Ltd. S.A. ...........................        701,938           961,236
     Bank of Greece S.A. ............................................         20,680           423,207
     Coca-Cola Hellenic Bottling Co. S.A. ...........................         72,626         1,429,206
    #Coca-Cola Hellenic Bottling Co. S.A. ADR .......................         50,200           986,430
    *Diagnostic & Therapeutic Center of Athens Hygeia S.A. ..........         64,268            26,464
    *EFG Eurobank Ergasias S.A. .....................................        384,693           353,295
     Elektrak S.A. ..................................................          4,647             9,585
     Ellaktor S.A. ..................................................        140,979           262,484
    *Elval - Hellenic Aluminium Industry S.A. .......................          9,817            18,854
     Euro Reliance General Insurance Co. S.A. .......................            212               122
    *Euromedica S.A. ................................................          5,050             2,589
     EYDAP Athens Water Supply & Sewage Co. S.A. ....................         22,345            91,815
    *Folli Follie Group S.A. ........................................         18,154           218,618
    *Forthnet S.A. ..................................................        270,640            58,930
    *Fourlis Holdings S.A. ..........................................         42,377           182,566
     Frigoglass S.A. ................................................         11,302            88,887
     GEK Terna S.A. .................................................         43,566            60,023
    *Geniki Bank S.A. ...............................................         63,245            24,809
    *Halkor S.A. ....................................................         55,380            51,394
     Hellenic Exchanges S.A. ........................................         94,510           461,648
     Hellenic Petroleum S.A. ........................................        166,427         1,458,324
    *Hellenic Telecommunication Organization Co. S.A. ...............        151,940           836,017
    #Hellenic Telecommunication Organization Co. S.A. Sponsored
        ADR .........................................................        103,600           289,044
    *Heracles General Cement Co. S.A. ...............................         11,802            33,879
    *Iaso S.A. ......................................................         18,699            19,079
     Inform P. Lykos S.A. ...........................................         12,414            12,999
    *Intracom Holdings S.A. .........................................        108,198            37,467
    *Intracom Technical & Steel Constructions S.A. ..................          4,948             2,961
     Intralot S.A.-Integrated Lottery Systems & Services ............        142,895           205,307
     J&P-Avax S.A. ..................................................        138,923           146,128
     JUMBO S.A. .....................................................         95,618           518,257
    *Kathimerini Publishing S.A. ....................................          3,935            17,449
    *Lambrakis Press S.A. ...........................................         58,058             8,744
     Loulis Mills S.A. ..............................................          2,024             4,080
    *M.J. Mailis S.A. ...............................................          5,070               889
    *Marfin Investment Group S.A. ...................................        996,414           540,032
    *Marfin Popular Bank PCL ........................................        954,443           325,504
     Metka S.A. .....................................................         15,527           145,215
     Motor Oil (Hellas) Corinth Refineries S.A. .....................         59,878           538,727
    *Mytilineos Holdings S.A. .......................................        114,242           527,996
    *National Bank of Greece S.A. ...................................        829,412         1,913,221
    #National Bank of Greece S.A. ADR ...............................      1,040,010           563,061
    *Nirefs Acquaculture S.A. .......................................         16,373            15,649
     OPAP S.A. ......................................................         54,981           634,998
    *Piraeus Bank S.A. ..............................................      1,186,250           338,329
     Piraeus Port Authority S.A. ....................................          5,029            81,076
    *Proton Bank S.A. ...............................................         33,481                --
     Public Power Corp. S.A. ........................................         63,651           542,863
    *Real Estate Development & Services S.A. ........................          7,909             7,243
     S&B Industrial Minerals S.A. ...................................         13,030            71,034
    *Sarantis S.A. ..................................................         10,732            30,706
    *Sidenor Steel Products Manufacturing Co. S.A. ..................         28,031            68,436

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GREECE -- (Continued)
    *Sprider Stores S.A. ............................................          2,890   $         1,064
    *T Bank S.A. ....................................................         46,506             1,200
    *Technical Olympic S.A. .........................................          5,360             9,842
    *Teletypos S.A. Mega Channel ....................................         10,729             6,999
     Terna Energy S.A. ..............................................         39,006            98,283
     Thessaloniki Port Authority S.A. ...............................          1,762            25,107
     Thessaloniki Water Supply & Sewage Co. S.A. ....................            522             2,243
     Titan Cement Co. S.A. ..........................................         64,735         1,250,165
    *TT Hellenic Postbank S.A. ......................................        225,165           110,957
    *Viohalco S.A. ..................................................        176,559           794,056
                                                                                       ---------------
TOTAL GREECE ........................................................                       18,826,874
                                                                                       ---------------
HONG KONG -- (2.2%)
     AAC Technologies Holdings, Inc. ................................        194,000           445,052
     Aeon Stores Hong Kong Co., Ltd. ................................         32,000            69,787
     Alco Holdings, Ltd. ............................................        256,000            80,426
     Allied Group, Ltd. .............................................         72,000           184,346
     Allied Properties (H.K.), Ltd. .................................      2,868,393           395,989
    *Amax Holdings, Ltd. ............................................      1,159,000            11,755
    *Apac Resources, Ltd. ...........................................      4,320,000           158,830
    *Apollo Solar Energy Technology Holdings, Ltd. ..................      2,946,000           105,624
     APT Satellite Holdings, Ltd. ...................................        111,000            18,406
    *Artel Solutions Group Holdings, Ltd. ...........................      1,195,000            22,605
     Arts Optical International Holdings, Ltd. ......................         70,000            22,528
     Asia Financial Holdings, Ltd. ..................................        270,000            99,214
     Asia Satellite Telecommunications Holdings, Ltd. ...............        148,000           275,570
     Asia Standard Hotel Group, Ltd. ................................        317,564            23,808
     Asia Standard International Group, Ltd. ........................        494,745            81,990
    #ASM Pacific Technology, Ltd. ...................................         34,200           375,329
     Associated International Hotels, Ltd. ..........................         79,000           157,132
     Aupu Group Holding Co., Ltd. ...................................        400,000            33,655
    #Bank of East Asia, Ltd. ........................................        857,268         3,131,006
     Bauhaus International Holdings, Ltd. ...........................        148,000            53,120
    *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd. ...............      1,872,000            27,745
    *Bio-Dynamic Group, Ltd. ........................................        664,000            72,801
    *Birmingham International Holdings, Ltd. ........................      1,534,000            30,013
     BOC Hong Kong Holdings, Ltd. ...................................        664,500         1,570,061
     Bonjour Holdings, Ltd. .........................................        300,000            47,408
     Bossini International Holdings, Ltd. ...........................      1,204,000           114,245
    #Brightoil Petroleum Holdings, Ltd. .............................      1,511,000           366,416
   #*Burwill Holdings, Ltd. .........................................      3,573,600            72,440
    #Cafe de Coral Holdings, Ltd. ...................................        208,000           470,981
    *Capital Estate, Ltd. ...........................................      1,285,000            41,806
    #Cathay Pacific Airways, Ltd. ...................................        787,000         1,428,541
     Century City International Holdings, Ltd. ......................      2,052,160           132,845
    *Century Sunshine Group Holdings, Ltd. ..........................      1,205,000            30,539
     Champion Technology Holdings, Ltd. .............................      5,568,397            79,594
    *Chaoyue Group, Ltd. ............................................        650,000            13,314
     Chen Hsong Holdings, Ltd. ......................................        360,000           141,041
     Cheuk Nang Holdings, Ltd. ......................................         94,768            37,442
     Cheung Kong Holdings, Ltd. .....................................        574,000         7,093,438
     Cheung Kong Infrastructure Holdings, Ltd. ......................        207,045         1,107,760
     Chevalier International Holdings, Ltd. .........................        102,000           113,591
    *China Billion Resources, Ltd. ..................................      5,752,080            64,415
    *China Boon Holdings, Ltd. ......................................      2,400,000            74,006
    *China CBM Group, Ltd. ..........................................      2,382,000           207,372
    *China Electronics Corp. Holdings Co., Ltd. .....................        150,000            11,025
    *China Energy Development Holdings, Ltd. ........................      5,924,000            82,537
    *China Financial Services Holdings, Ltd. ........................        304,000            18,516
    *China Flavors & Fragrances Co., Ltd. ...........................         23,103             4,384
    *China Infrastructure Investment, Ltd. ..........................      2,032,000            46,890

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     China Metal International Holdings, Ltd. .......................        440,000   $        78,406
    *China Motion Telecom International, Ltd. .......................        490,000             7,184
    *China Ocean Shipbuilding Industry Group, Ltd. ..................      1,275,000            18,921
    *China Oriental Culture Group, Ltd. .............................        796,000            37,525
     China Overseas Grand Oceans Group, Ltd. ........................        363,000           276,888
    *China Public Procurement, Ltd. .................................        920,000                --
    *China Renji Medical Group, Ltd. ................................      7,088,000            54,742
    *China Resources and Transportation Group, Ltd. .................      7,300,000           259,187
    *China Solar Energy Holdings, Ltd. ..............................     10,335,000            88,157
    *China Strategic Holdings, Ltd. .................................      5,275,000           120,895
    #China Taisan Technology Group Holdings, Ltd. ...................        716,250            55,421
     China Ting Group Holdings, Ltd. ................................        692,000            46,857
    *China Tycoon Beverage Holdings, Ltd. ...........................         60,000             1,392
    *China WindPower Group, Ltd. ....................................      4,053,400           190,040
    *China Yunnan Tin Minerals Group Co., Ltd. ......................      6,127,538            35,639
     China-Hongkong Photo Products Holdings, Ltd. ...................        370,000            25,841
     Chong Hing Bank, Ltd. ..........................................        206,000           383,342
     Chow Sang Sang Holdings International, Ltd. ....................        274,000           841,614
     Chu Kong Shipping Development Co., Ltd. ........................        774,000           121,539
    *Chuang's China Investments, Ltd. ...............................        798,000            40,433
     Chuang's Consortium International, Ltd. ........................        565,487            56,450
    *Chun Wo Development Holdings, Ltd. .............................        348,000            15,491
     Citic Telecom International Holdings, Ltd. .....................      1,004,000           222,596
    *City Telecom, Ltd. ADR .........................................         20,634           197,674
     CK Life Sciences International Holdings, Inc. ..................      3,404,000           147,322
     CLP Holdings, Ltd. .............................................        187,500         1,666,672
    *COL Capital, Ltd. ..............................................         64,000             8,305
     Continental Holdings, Ltd. .....................................      2,200,000            31,207
     Cosmos Machinery Enterprises, Ltd. .............................        250,000            17,755
    *CP Lotus Corp., Ltd. ...........................................      1,420,000            39,725
     Cross-Harbour Holdings, Ltd. (The) .............................        102,000            80,837
     CSI Properties, Ltd. ...........................................     10,830,500           265,553
    *CST Mining Group, Ltd. .........................................     31,065,600           430,700
    *Culture Landmark Investment, Ltd. ..............................      2,060,000            29,055
    *Culturecom Holdings, Ltd. ......................................        705,000            66,407
     Dah Chong Hong Holdings, Ltd. ..................................        479,000           584,139
     Dah Sing Banking Group, Ltd. ...................................        595,382           579,247
     Dah Sing Financial Holdings, Ltd. ..............................        192,450           596,207
    *Dan Form Holdings Co., Ltd. ....................................      1,327,900           107,445
     DBA Telecommunication Asia Holdings, Ltd. ......................        656,000           194,464
   #*Dejin Resources Group Co., Ltd. ................................      9,492,000            98,967
    #Dickson Concepts International, Ltd. ...........................        439,500           252,174
    *Digitalhongkong.com ............................................         10,334             1,283
     DVN Holdings, Ltd. .............................................      1,550,000            57,091
     Eagle Nice International Holdings, Ltd. ........................        534,000            84,236
     EcoGreen Fine Chemicals Group, Ltd. ............................        232,000            61,788
    *EganaGoldpfeil Holdings, Ltd. ..................................        209,588                --
     Emperor Entertainment Hotel, Ltd. ..............................        505,000            82,481
     Emperor International Holdings, Ltd. ...........................      1,896,416           314,720
    #Emperor Watch & Jewellery, Ltd. ................................      3,220,000           524,200
    *ENM Holdings, Ltd. .............................................      1,724,000           134,706
    *Enviro Energy International Holdings, Ltd. .....................        408,000            12,150
    *EPI Holdings, Ltd. .............................................      1,938,000            47,075
     Esprit Holdings, Ltd. ..........................................        851,442         1,231,475
    *eSun Holdings, Ltd. ............................................      1,123,000           205,616
     EVA Precision Industrial Holdings, Ltd. ........................        870,000           224,678
     Fairwood, Ltd. .................................................         80,000           103,995
     Far East Consortium International, Ltd. ........................      1,346,767           233,954
    *First Natural Foods Holdings, Ltd. .............................        225,000                --
     First Pacific Co., Ltd. ........................................      1,983,756         2,061,625
   #*Fook Woo Group Holdings, Ltd. ..................................        746,000           140,960

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
    *Foundation Group, Ltd. .........................................        650,000   $         9,789
     Fountain SET Holdings, Ltd. ....................................        590,000            71,745
   #*Foxconn International Holdings, Ltd. ...........................      1,664,000         1,114,553
    *Frasers Property China, Ltd. ...................................      2,280,000            48,935
    *Freeman Corp., Ltd. ............................................      2,805,000            16,803
     Fujikon Industrial Holdings, Ltd. ..............................        128,000            15,105
   #*Galaxy Entertainment Group, Ltd. ...............................        621,000         1,255,870
    *Genting Hong Kong, Ltd. ........................................        678,000           212,445
     Get Nice Holdings, Ltd. ........................................      5,408,000           240,343
     Giordano International, Ltd. ...................................      1,008,000           756,485
     Glorious Sun Enterprises, Ltd. .................................        656,000           214,743
     Gold Peak Industries Holding, Ltd. .............................        453,000            46,115
     Golden Resources Development International, Ltd. ...............        676,000            34,535
     Goldin Financial Holdings, Ltd. ................................        100,000            10,264
    *Goldin Properties Holdings, Ltd. ...............................        410,000           140,841
    *Good Fellow Resources Holdings, Ltd. ...........................        130,000             4,982
     Great Eagle Holdings, Ltd. .....................................        353,407           779,512
    *Greenheart Group, Ltd. .........................................        374,000            28,703
    *G-Resources Group, Ltd. ........................................     14,652,000           883,739
    *Guangnan Holdings, Ltd. ........................................        756,000           100,725
     Haitong International Securities Group, Ltd. ...................        228,328            89,024
    *Hang Fung Gold Technology, Ltd. ................................        250,000                --
     Hang Lung Group, Ltd. ..........................................        636,000         3,853,124
     Hang Lung Properties, Ltd. .....................................      1,071,000         3,880,000
    #Hang Seng Bank, Ltd. ...........................................         66,100           852,323
     Hang Ten Group Holdings, Ltd. ..................................        446,000            97,036
     Hannstar Board International Holdings, Ltd. ....................        928,000           146,029
    *Hans Energy Co., Ltd. ..........................................      1,214,000            18,664
     Harbour Centre Development, Ltd. ...............................        158,000           175,656
     Henderson Land Development Co., Ltd. ...........................        868,277         4,746,027
     HKR International, Ltd. ........................................        874,933           361,756
     Hon Kwok Land Investment Co., Ltd. .............................        234,000            76,555
     Hong Kong & China Gas Co., Ltd. ................................        531,381         1,196,681
     Hong Kong & Shanghai Hotels, Ltd. ..............................        788,671         1,050,543
     Hong Kong Aircraft Engineering Co., Ltd. .......................         20,400           254,443
     Hong Kong Exchanges & Clearing, Ltd. ...........................         66,600         1,126,471
     Hong Kong Ferry Holdings, Ltd. .................................         54,000            42,191
     Hongkong Chinese, Ltd. .........................................      1,655,143           262,575
     Hongkong Land Holdings, Ltd. ...................................          5,000            26,500
     Hop Fung Group Holdings, Ltd. ..................................         30,000             2,103
     Hopewell Holdings, Ltd. ........................................        782,000         2,030,847
    #Hsin Chong Construction Group, Ltd. ............................        280,000            47,646
    *Huafeng Group Holdings, Ltd. ...................................      2,315,800            52,898
     Hung Hing Printing Group, Ltd. .................................        528,524           125,207
     Hutchison Harbour Ring, Ltd. ...................................      3,284,000           280,245
    #Hutchison Telecommunications Hong Kong Holdings, Ltd. ..........      2,278,000           809,903
     Hutchison Whampoa, Ltd. ........................................        872,000         7,970,179
    *Hybrid Kinetic Group, Ltd. .....................................      2,306,000            21,781
     Hysan Development Co., Ltd. ....................................        117,543           407,934
    *I-Cable Communications, Ltd. ...................................        512,000            30,997
    *IDT International, Ltd. ........................................      1,076,000            15,099
    *Imagi International Holdings, Ltd. .............................      1,824,000            47,412
     IPE Group, Ltd. ................................................      1,225,000            97,729
    #IT, Ltd. .......................................................        753,087           469,020
    *ITC Properties Group, Ltd. .....................................        330,400            74,459
    *Jinchuan Group International Resources Co., Ltd. ...............        124,000            28,609
    *Jinhui Holdings, Ltd. ..........................................        253,000            43,116
    *Jiuzhou Development Co., Ltd. ..................................        642,000            40,206
     JLF Investment Co., Ltd. .......................................        610,000            37,956
     Johnson Electric Holdings, Ltd. ................................      1,685,500           987,912
    #K Wah International Holdings, Ltd. .............................      1,912,694           516,932

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Kam Hing International Holdings, Ltd. ..........................         74,000   $         7,360
     Kantone Holdings, Ltd. .........................................      2,444,360            28,192
    *Karl Thomson Holdings, Ltd. ....................................         28,000             1,250
     Keck Seng Investments (Hong Kong), Ltd. ........................        126,000            52,208
     Kerry Properties, Ltd. .........................................        540,083         1,982,067
     Kin Yat Holdings, Ltd. .........................................        176,000            34,860
    *King Stone Energy Group, Ltd. ..................................        846,000            88,947
     Kingmaker Footwear Holdings, Ltd. ..............................        754,000           121,188
     Kingston Financial Group, Ltd. .................................      3,745,000           397,616
     Kith Holdings, Ltd. ............................................         20,000             2,941
    *Kiu Hung Energy Holdings, Ltd. .................................      3,110,000            33,338
    *Ko Yo Chemical Group, Ltd. .....................................      5,180,000            91,838
    *Kowloon Development Co., Ltd. ..................................        550,000           529,231
    *Lai Sun Development Co., Ltd. ..................................     12,928,000           270,162
    *Lai Sun Garment International, Ltd. ............................        918,000            84,422
     Lam Soon Hong Kong, Ltd. .......................................         12,000             7,735
     Lee & Man Handbags, Ltd. .......................................        158,000            11,389
    #Lee & Man Holdings, Ltd. .......................................        158,000           106,772
     Lerado Group Holdings Co., Ltd. ................................        570,000            53,497
    #Li & Fung, Ltd. ................................................        651,250         1,255,085
     Li Heng Chemical Fibre Technologies, Ltd. ......................      1,245,000           121,612
     Lifestyle International Holdings, Ltd. .........................        151,000           404,233
     Lippo China Resources, Ltd. ....................................      5,560,000           127,299
     Lippo, Ltd. ....................................................        365,000           118,072
     Liu Chong Hing Investment, Ltd. ................................        160,000           152,153
    *Longrun Tea Group Co., Ltd. ....................................         60,000             2,808
     Luen Thai Holdings, Ltd. .......................................        391,000            32,025
    #Luk Fook Holdings International, Ltd. ..........................        186,000           798,628
    #Luks Industrial Group, Ltd. ....................................        130,000            27,870
    *Lung Cheong International Holdings, Ltd. .......................      1,224,000            44,051
     Lung Kee (Bermuda) Holdings, Ltd. ..............................        222,000           117,358
     Magnificent Estates, Ltd. ......................................      3,238,000           102,953
     Man Yue Technology Holdings, Ltd. ..............................        254,000            48,270
   #*Mascotte Holdings, Ltd. ........................................      3,444,000           163,248
    *Mei Ah Entertainment Group, Ltd. ...............................      3,200,000            55,284
    #Melco International Development, Ltd. ..........................      1,385,000         1,107,066
    #Midland Holdings, Ltd. .........................................        804,000           393,247
     Ming Fai International Holdings, Ltd. ..........................        453,000            65,937
    *Ming Fung Jewellery Group, Ltd. ................................      3,014,000           217,117
     Miramar Hotel & Investment Co., Ltd. ...........................        241,000           254,283
    *Mongolia Energy Corp., Ltd. ....................................      4,372,575           425,239
     MTR Corp., Ltd. ................................................        425,214         1,375,294
    *Nan Nan Resources Enterprise, Ltd. .............................        124,000            12,843
     Nanyang Holdings, Ltd. .........................................          4,000            10,796
     Natural Beauty Bio-Technology, Ltd. ............................         70,000            10,651
    #Neo-Neon Holdings, Ltd. ........................................        565,500            96,588
    *Neptune Group, Ltd. ............................................        300,000             3,514
     Net2Gather China Holdings, Ltd. ................................      2,124,000            47,034
     New Century Group Hong Kong, Ltd. ..............................      1,287,200            29,780
    *New Smart Energy Group, Ltd. ...................................      7,350,000            94,609
    *New Times Energy Corp., Ltd. ...................................     10,804,000            67,472
     New World Development Co., Ltd. ................................      1,763,239         1,853,031
     Neway Group Holdings, Ltd. .....................................      5,250,000            54,493
     NewOcean Green Energy Holdings, Ltd. ...........................      1,076,000           213,267
    *Next Media, Ltd. ...............................................        722,000            62,683
    *Ngai LiK Industrial Holdings, Ltd. .............................        130,400            10,071
   #*Noble Group, Ltd. ..............................................      1,975,000         2,411,473
    *Norstar Founders Group, Ltd. ...................................        420,000                --
    *North Asia Resources Holdings, Ltd. ............................        925,000            51,862
     NWS Holdings, Ltd. .............................................      1,191,099         1,806,152
   #*Orange Sky Golden Harvest Entertainment Holdings, Ltd. .........      2,130,000           102,847

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Orient Overseas International, Ltd. ............................        265,500   $     1,199,942
    #Oriental Watch Holdings, Ltd. ..................................        510,240           294,389
     Pacific Andes International Holdings, Ltd. .....................      1,849,516           178,939
     Pacific Basin Shipping, Ltd. ...................................      2,443,000         1,113,936
    *Pacific Century Premium Developments, Ltd. .....................      1,441,000           218,223
     Pacific Textile Holdings, Ltd. .................................        402,000           226,217
     Paliburg Holdings, Ltd. ........................................        586,790           184,649
    *Pan Asia Environmental Protection Group, Ltd. ..................        522,000            51,489
     PCCW, Ltd. .....................................................      2,081,000           828,958
    #PCCW, Ltd. Sponsored ADR .......................................          7,400            29,600
   #*Peace Mark Holdings, Ltd. ......................................        308,000                --
     Pearl Oriental Innovation, Ltd. ................................      2,216,627           225,751
     Pegasus International Holdings, Ltd. ...........................         82,000            12,935
     Pico Far East Holdings, Ltd. ...................................        698,000           124,272
     Playmates Holdings, Ltd. .......................................         73,400            21,897
    *Playmates Toys, Ltd. ...........................................         36,700             1,399
    *PME Group, Ltd. ................................................      2,540,000            68,655
    *PNG Resources Holdings, Ltd. ...................................      2,832,000            37,737
     Polytec Asset Holdings, Ltd. ...................................      1,650,000           144,440
     Power Assets Holdings, Ltd. ....................................        237,000         1,794,849
     Public Financial Holdings, Ltd. ................................        464,000           196,293
     PYI Corp., Ltd. ................................................      4,134,202           126,984
     Regal Hotels International Holdings, Ltd. ......................        915,400           305,029
    *Richfield Group Holdings, Ltd. .................................      1,624,000            95,537
    *Rising Development Holdings, Ltd. ..............................        278,000            36,937
     Rivera Holdings, Ltd. ..........................................        174,000             4,591
     Royale Furniture Holdings, Ltd. ................................        457,988           138,606
    #Sa Sa International Holdings, Ltd. .............................        448,000           266,334
     Samling Global, Ltd. ...........................................      3,370,000           193,718
    *Sands China, Ltd. ..............................................        134,800           405,099
     SCMP Group, Ltd. ...............................................         10,000             1,940
     SEA Holdings, Ltd. .............................................        246,000           108,569
     Shangri-La Asia, Ltd. ..........................................      1,106,166         2,213,341
     Shenyin Wanguo, Ltd. ...........................................        355,000           105,688
     Shenzhen High-Tech Holdings, Ltd. ..............................        172,000             9,785
    *Shougang Concord Grand Group, Ltd. .............................        693,000            24,391
    *Shougang Concord Technology Holdings, Ltd. .....................      1,574,000            73,281
     Shun Tak Holdings, Ltd. ........................................      1,870,000           875,823
     Sing Tao News Corp., Ltd. ......................................        490,000            77,085
     Singamas Container Holdings, Ltd. ..............................      1,906,000           427,966
   #*Sino Dragon New Energy Holdings, Ltd. ..........................      1,488,000            85,498
    *Sino Gas Group, Ltd. ...........................................      1,230,000            36,850
     Sino Land Co., Ltd. ............................................      1,937,887         3,063,290
    *Sinocop Resources Holdings, Ltd. ...............................        380,000            38,318
   #*Sino-Tech International Holdings, Ltd. .........................      8,630,000            99,723
    *Sinotel Technologies, Ltd. .....................................        546,250            57,340
     SJM Holdings, Ltd. .............................................        159,000           272,535
    *Skyfame Realty Holdings, Ltd. ..................................        240,000            26,688
     SmarTone Telecommunications Holdings, Ltd. .....................        386,000           713,908
     SOCAM Development, Ltd. ........................................        404,488           386,042
    *Solartech International Holdings, Ltd. .........................         72,000             2,125
    *Solomon Systech International, Ltd. ............................      1,974,000            51,879
    *Soundwill Holdings, Ltd. .......................................         14,000            15,112
     South China (China), Ltd. ......................................      1,088,000            67,746
     Stella International Holdings, Ltd. ............................        152,500           344,213
     Stelux Holdings International, Ltd. ............................        359,000            63,270
    *Success Universe Group, Ltd. ...................................      1,064,000            29,509
     Sun Hing Vision Group Holdings, Ltd. ...........................        122,000            44,692
     Sun Hung Kai & Co., Ltd. .......................................        600,797           350,580
     Sun Hung Kai Properties, Ltd. ..................................        582,000         7,991,252
    *Sun Innovation Holdings, Ltd. ..................................      1,120,000            19,574

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Sunwah Kingsway Capital Holdings, Ltd. .........................      1,004,000   $        18,590
    *Superb Summit International Timber Co., Ltd. ...................      2,801,000            77,848
    #Sustainable Forest Holdings, Ltd. ..............................      4,087,500           103,059
     Symphony Holdings, Ltd. ........................................        511,500            26,665
    *Tack Fat Group International, Ltd. .............................          5,520               103
    *Tack Hsin Holdings, Ltd. .......................................        274,000            81,988
     Tai Cheung Holdings, Ltd. ......................................        578,000           399,451
    *Talent Property Group, Ltd. ....................................      1,245,000            34,938
     Tan Chong International, Ltd. ..................................        372,000            86,092
    #Techtronic Industries Co., Ltd. ................................      1,761,500         1,524,108
     Television Broadcasts, Ltd. ....................................        132,000           760,638
    *Termbray Industries International (Holdings), Ltd. .............        112,000             8,919
     Texwinca Holdings, Ltd. ........................................        366,000           463,691
    *Theme International Holdings, Ltd. .............................        680,000            24,796
   #*Titan Petrochemicals Group, Ltd. ...............................      3,200,000           126,112
    *Tom Group, Ltd. ................................................      1,250,000           104,810
     Tongda Group Holdings, Ltd. ....................................      4,580,000           142,687
     Top Form International, Ltd. ...................................        340,000            18,174
     Town Health International Investments, Ltd. ....................        424,835            43,701
     Tradelink Electronic Commerce, Ltd. ............................        198,000            25,106
    #Transport International Holdings, Ltd. .........................        256,200           523,247
     Trinity, Ltd. ..................................................        162,000           146,418
    *TSC Group Holdings, Ltd. .......................................        771,000           103,525
    #Tse Sui Luen Jewellery International, Ltd. .....................         60,000            49,806
     Tungtex Holdings Co., Ltd. .....................................        174,000            22,391
     Tysan Holdings, Ltd. ...........................................        300,000            57,339
    #United Laboratories International Holdings, Ltd. (The) .........        462,000           356,572
     Universal Technologies Holdings, Ltd. ..........................      1,270,000            84,107
    *U-Right International Holdings, Ltd. ...........................      1,502,000             2,707
    *Value Convergence Holdings, Ltd. ...............................        244,000            25,794
    #Value Partners Group, Ltd. .....................................        461,000           265,271
    *Vantage International Holdings, Ltd. ...........................        222,000            14,024
     Varitronix International, Ltd. .................................        369,000           168,008
     Vedan International Holdings, Ltd. .............................      1,192,000            71,394
     Victory City International Holdings, Ltd. ......................      1,149,117           123,793
    *Vital Group Holdings, Ltd. .....................................        995,000           131,085
    #Vitasoy International Holdings, Ltd. ...........................        264,000           186,361
    *Vongroup, Ltd. .................................................      1,765,000             8,472
    *VST Holdings, Ltd. .............................................        764,000           121,556
    #VTech Holdings, Ltd. ...........................................         52,200           487,075
   #*Wah Nam International Holdings, Ltd. ...........................      2,350,520           199,189
     Wai Kee Holdings, Ltd. .........................................        222,000            37,279
     Wang On Group, Ltd. ............................................      3,320,000            30,718
     Water Oasis Group, Ltd. ........................................        184,000            16,523
     Wharf Holdings, Ltd. ...........................................        624,750         3,323,199
     Wheelock & Co., Ltd. ...........................................        682,000         2,003,775
     Win Hanverky Holdings, Ltd. ....................................        598,000            50,928
     Wing Hang Bank, Ltd. ...........................................        145,446         1,315,347
   #*Wing Hing International Holdings, Ltd. .........................      2,230,000            84,945
     Wing On Co. International, Ltd. ................................        123,137           244,841
     Wing Tai Properties, Ltd. ......................................        374,000           129,645
    *Winteam Pharmaceutical Group, Ltd. .............................        892,000           126,703
     Wong's Kong King International Holdings, Ltd. ..................        110,000            11,014
   #*Wynn Macau, Ltd. ...............................................        115,200           322,776
     Xingye Copper International Group, Ltd. ........................        722,000           102,014
    #Xinyi Glass Holdings, Ltd. .....................................        744,000           466,894
     Yau Lee Holdings, Ltd. .........................................        218,000            27,723
     Yeebo (International Holdings), Ltd. ...........................         26,000             4,824
     YGM Trading, Ltd. ..............................................         89,000           207,990
     Yue Yuen Industrial Holdings, Ltd. .............................        407,500         1,160,544

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Yugang International, Ltd. .....................................      4,450,000   $        29,454
                                                                                       ---------------
TOTAL HONG KONG .....................................................                      132,897,281
                                                                                       ---------------
IRELAND -- (0.5%)
    *Aer Lingus Group P.L.C. ........................................        193,970           193,254
    *Anglo Irish Bank Corp. P.L.C. (B06H8J9) ........................        165,847                --
    *Anglo Irish Bank Corp. P.L.C. (B076LH4) ........................        457,521                --
    *Bank of Ireland P.L.C. .........................................         77,755            11,044
     C&C Group P.L.C. (B010DT8) .....................................         24,767            99,025
     C&C Group P.L.C. (B011Y09) .....................................        435,149         1,752,525
     CRH P.L.C. (0182704) ...........................................         70,855         1,286,375
     CRH P.L.C. (4182249) ...........................................        112,858         2,037,204
    #CRH P.L.C. Sponsored ADR .......................................        297,629         5,479,350
     DCC P.L.C. (0242493) ...........................................         25,457           705,646
     DCC P.L.C. (4189477) ...........................................         78,098         2,160,728
     Dragon Oil P.L.C. (0059079) ....................................         78,269           705,985
     Dragon Oil P.L.C. (5323218) ....................................        181,980         1,626,701
    *Elan Corp. P.L.C. ..............................................         11,725           138,227
   #*Elan Corp. P.L.C. Sponsored ADR ................................        203,900         2,444,761
     FBD Holdings P.L.C. (0329028) ..................................         18,709           167,083
     FBD Holdings P.L.C. (4330231) ..................................          9,279            82,802
     Glanbia P.L.C. (0066950) .......................................         74,909           487,340
     Glanbia P.L.C. (4058629) .......................................          6,878            44,899
    *Governor & Co. of the Bank of Ireland P.L.C. (The) .............        923,102           129,973
    #Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The)         69,496           410,026
     Grafton Group P.L.C ............................................        219,083           845,338
     Greencore Group P.L.C. (0386410) ...............................        208,285           210,138
     Greencore Group P.L.C. (5013832) ...............................        221,957           222,451
     IFG Group P.L.C. (0232524) .....................................         19,722            30,502
    *IFG Group P.L.C. (4373355) .....................................         34,933            54,561
    *Independent News & Media P.L.C. (B59HWB1) ......................        115,743            44,261
    *Independent News & Media P.L.C. (B5TR5N4) ......................          9,779             3,759
     Irish Continental Group P.L.C. (3333651) .......................         12,414           253,701
     Irish Continental Group P.L.C. (3339455) .......................         13,955           284,640
    *Kenmare Resources P.L.C. (0487948) .............................        296,459           196,153
    *Kenmare Resources P.L.C. (4490737) .............................         55,481            35,888
     Kerry Group P.L.C. Series A (0490656) ..........................         76,886         2,871,412
     Kerry Group P.L.C. Series A (4519579) ..........................         22,496           834,266
     Kingspan Group P.L.C. (0492793) ................................         19,320           171,816
     Kingspan Group P.L.C. (4491235) ................................        137,683         1,223,194
    *McInerney Holdings P.L.C .......................................         94,047             5,153
     Paddy Power P.L.C. (0258810) ...................................          7,672           424,754
     Paddy Power P.L.C. (4828974) ...................................          8,123           446,815
    *Smurfit Kappa Group P.L.C. .....................................        144,645           991,899
     United Drug P.L.C. (3302480) ...................................         70,507           219,673
    *United Drug P.L.C. (3335969) ...................................        225,085           694,614
                                                                                       ---------------
TOTAL IRELAND .......................................................                       30,027,936
                                                                                       ---------------
ISRAEL -- (0.7%)
    *Africa Israel Investments, Ltd. ................................         67,113           272,337
    *Africa Israel Properties, Ltd. .................................          7,242            70,885
    *Airport City, Ltd. .............................................          7,786            33,881
     Alon Holdings Blue Square Israel, Ltd. .........................         15,717            92,414
    *AL-ROV Israel, Ltd. ............................................          4,964           125,618
     Alrov Properties & Lodgings, Ltd. ..............................          1,569            26,816
    *Alvarion, Ltd. .................................................         80,114            92,775
     Amot Investments, Ltd. .........................................         28,770            78,905
    *AudioCodes, Ltd. ...............................................         29,705           105,513
     Avgol Industries 1953, Ltd. ....................................         30,929            23,837
     Bank Hapoalim B.M. .............................................      1,000,946         3,879,725
     Bank Leumi Le-Israel B.M. ......................................        786,784         2,726,446

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
     Bayside Land Corp. .............................................            417   $        89,111
     Bezeq The Israeli Telecommunication Corp., Ltd. ................        300,208           634,404
    *Biocell, Ltd. ..................................................            937             6,729
    *BioLineRX, Ltd. ................................................          1,906               744
     Cellcom Israel, Ltd. ...........................................         15,074           332,089
    *Ceragon Networks, Ltd. .........................................         13,661           137,876
    *Clal Biotechnology Industries, Ltd. ............................         30,245           158,542
     Clal Industries & Investments, Ltd. ............................         66,868           315,279
     Clal Insurance Enterprises Holdings, Ltd. ......................         22,247           386,895
     Delek Automotive Systems, Ltd. .................................         31,324           239,835
     DS Apex Holdings, Ltd. .........................................         17,159            86,385
    *El Al Israel Airlines, Ltd. ....................................        229,770            46,807
    *Elbit Medical Imaging, Ltd. ....................................         14,867            68,081
     Elbit Systems, Ltd. ............................................         20,414           903,638
    *Electra Real Estate, Ltd. ......................................          5,105            16,511
     Electra, Ltd. ..................................................          1,787           172,392
    *Elron Electronic Industries, Ltd. ..............................         20,288            80,542
    *Evogene, Ltd. ..................................................          5,273            21,546
   #*EZchip Semiconductor, Ltd. (6554998) ...........................          2,588            92,403
    *EZchip Semiconductor, Ltd. (M4146Y108) .........................         12,379           450,967
    *First International Bank of Israel, Ltd. .......................         24,168           251,851
     FMS Enterprises Migun, Ltd. ....................................          3,360            59,544
     Formula Systems (1985), Ltd. ...................................          8,169           126,772
     Frutarom Industries, Ltd. ......................................         37,398           343,746
    *Gilat Satellite Networks, Ltd. .................................         28,182           108,661
    *Given Imaging, Ltd. ............................................          9,907           151,721
     Golf & Co., Ltd. ...............................................         12,895            57,932
     Granite Hacarmel Investments, Ltd. .............................         44,269            70,464
    *Hadera Paper, Ltd. .............................................          2,941           142,497
     Harel Insurance Investments & Finances, Ltd. ...................         13,052           564,429
    *Hot Telecommunications Systems, Ltd. ...........................         23,179           304,374
    *Industrial Building Corp., Ltd. ................................         45,929            78,546
     Israel Chemicals, Ltd. .........................................         85,015         1,008,076
    *Israel Discount Bank, Ltd. Series A ............................        854,410         1,412,288
     Israel Land Development Co., Ltd. (The) ........................          7,214            51,697
     Ituran Location & Control, Ltd. (B0LDC23) ......................         16,672           216,847
     Ituran Location & Control, Ltd. (M6158M104) ....................          1,690            22,494
    *Jerusalem Oil Exploration, Ltd. ................................         10,403           161,070
    *Kamada, Ltd. ...................................................         12,435            75,582
   #*Kardan Yazamut .................................................         27,282             5,419
    *Magic Software Enterprises, Ltd. ...............................         10,713            52,480
     Matrix IT, Ltd. ................................................         23,504           121,064
     Melisron, Ltd. .................................................          7,052           120,553
    *Mellanox Technologies, Ltd. ....................................         21,645           686,511
    *Menorah Mivtachim Holdings, Ltd. ...............................         24,098           217,109
     Migdal Insurance & Financial Holding, Ltd. .....................        298,374           430,457
     Mizrahi Tefahot Bank, Ltd. .....................................        122,302         1,052,382
    *Naphtha Israel Petroleum Corp., Ltd. ...........................         34,482           111,691
    *Neto Me Holdings, Ltd. .........................................          1,394            65,191
    *NICE Systems, Ltd. Sponsored ADR ...............................         59,376         2,123,286
    *Nitsba Holdings 1995, Ltd. .....................................         19,885           170,154
    *Oil Refineries, Ltd. ...........................................        867,400           497,571
    *Orckit Communications, Ltd. ....................................          1,062             1,482
     Ormat Industries, Ltd. .........................................         63,028           382,291
     Osem Investments, Ltd. .........................................         20,657           286,189
     Partner Communications Co., Ltd. ...............................         20,502           243,431
    #Partner Communications Co., Ltd. ADR ...........................         10,175           120,879
     Paz Oil Co., Ltd. ..............................................          4,477           635,911
     Phoenix Holdings, Ltd. (The) ...................................         60,496           165,865
    *RADVision, Ltd. ................................................          2,502            12,855
     Rami Levi Chain Stores Hashikma Marketing 2006, Ltd. ...........          6,583           216,190

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
    *Retalix, Ltd. ..................................................         19,994   $       296,478
     Scailex Corp, Ltd. .............................................          8,689            71,779
     Shikun & Binui, Ltd. ...........................................        152,259           301,668
    *Strauss Group, Ltd. ............................................         24,920           327,279
    *Suny Electronic, Ltd. ..........................................          6,333            36,414
     Super-Sol, Ltd. Series B .......................................         54,981           237,182
     Teva Pharmaceutical Industries, Ltd. ...........................          4,262           173,755
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR .............        368,163        15,039,459
    *Tower Semiconductor, Ltd. ......................................        215,731           172,710
     Union Bank of Israel, Ltd. .....................................         26,181            96,769
                                                                                       ---------------
TOTAL ISRAEL ........................................................                       41,450,973
                                                                                       ---------------
ITALY -- (1.9%)
     A2A SpA ........................................................        587,148           802,763
     ACEA SpA .......................................................         54,685           414,611
     Acegas-APS SpA .................................................         27,685           144,092
    *Acotel Group SpA ...............................................            164             6,165
    *Aedes SpA ......................................................        413,437            47,853
    #Alerion Cleanpower SpA .........................................         19,493           127,557
     Amplifon SpA ...................................................         31,608           151,869
     Ansaldo STS SpA ................................................         39,204           414,759
    *Antichi Pellettieri SpA ........................................          1,703               835
     Arnoldo Mondadori Editore SpA ..................................        193,792           398,018
     Ascopiave SpA ..................................................         41,689            85,095
     Assicurazioni Generali SpA .....................................        301,010         5,385,692
     Astaldi SpA ....................................................         86,361           508,348
     Atlantia SpA ...................................................         33,001           502,650
     Autogrill SpA ..................................................         49,564           573,236
     Azimut Holding SpA .............................................        101,464           790,890
    #Banca Carige SpA ...............................................        850,437         1,662,234
     Banca Finnat Euramerica SpA ....................................         48,133            22,742
     Banca Generali SpA .............................................         24,185           241,798
     Banca IFIS SpA .................................................          6,849            39,444
     Banca Monte Dei Paschi di Siena SpA ............................      2,857,982         1,327,100
     Banca Piccolo Credito Valtellinese Scarl .......................        366,139         1,061,788
    #Banca Popolare dell'Emilia Romagna Scarl .......................        278,759         2,247,611
    *Banca Popolare dell'Etruria e del Lazio Scarl ..................        296,075           581,498
   #*Banca Popolare di Milano Scarl .................................        521,464           320,910
     Banca Popolare di Sondrio Scarl ................................        346,769         2,645,404
     Banca Profilo SpA ..............................................        155,354            60,583
     Banco di Desio e della Brianza SpA .............................         31,138           133,178
    #Banco Popolare Scarl ...........................................        746,123         1,107,328
    #BasicNet SpA ...................................................         47,125           149,469
     Beghelli SpA ...................................................         52,121            35,245
    #Benetton Group SpA .............................................         61,892           356,089
    #Benetton Group SpA Sponsored ADR ...............................          3,400            39,610
    *Biesse SpA .....................................................          8,931            47,551
     Bonifica Terreni Ferraresi e Imprese Agricole SpA ..............            954            29,524
     Brembo SpA .....................................................         37,969           404,210
    *Brioschi Sviluppo Immobiliare SpA ..............................        218,173            36,163
    *Buongiorno SpA .................................................        162,173           226,392
   #*Buzzi Unicem SpA ...............................................         88,359           807,865
    #C.I.R. SpA - Compagnie Industriali Riunite .....................        432,669           865,035
     Cairo Communication SpA ........................................         13,925            56,047
     Caltagirone Editore SpA ........................................        104,017           185,359
    *Carraro SpA ....................................................         24,693            79,386
     Cembre SpA .....................................................          4,534            46,255
     Cementir Holding SpA ...........................................         90,622           212,362
    *Class Editore SpA ..............................................          9,720             4,558
     Credito Artigiano SpA ..........................................         76,968            95,836
     Credito Bergamasco SpA .........................................          7,858           219,119

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     Credito Emiliano SpA ...........................................        171,336   $       728,778
    *d'Amico International Shipping S.A. ............................         13,646            10,894
     Danieli & Co. SpA ..............................................         17,260           437,378
     Davide Campari - Milano SpA ....................................        173,024         1,336,693
     De Longhi SpA ..................................................         35,945           392,809
    *DeA Capital SpA ................................................          8,090            16,908
     DiaSorin SpA ...................................................         11,549           373,848
    *Digital Multimedia Technologies SpA ............................          3,548            88,155
   #*EEMS Italia SpA ................................................         30,338            31,920
     Elica SpA ......................................................         18,438            26,311
     Emak SpA .......................................................          5,067            16,818
     Enel SpA .......................................................        651,349         3,073,129
     Engineering Ingegneria Informatica SpA .........................          2,209            72,656
     Eni SpA ........................................................        246,566         5,450,074
    #Eni SpA Sponsored ADR ..........................................        179,282         7,891,994
    #ERG SpA ........................................................         69,390           853,738
     Esprinet SpA ...................................................         40,360           165,290
   #*Eurotech SpA ...................................................         33,665            80,233
     Falck Renewables SpA ...........................................        409,204           465,352
    *Fiat Industrial SpA ............................................        285,770         2,488,053
    *Fiat SpA .......................................................        450,539         2,758,861
    #Fiat SpA Sponsored ADR .........................................          8,900            55,180
   #*Fiera Milano SpA ...............................................          2,610            14,142
     Finmeccanica SpA ...............................................        555,973         3,810,730
    *Fondiaria - Sai SpA ............................................        208,159           457,331
    *Gas Plus SpA ...................................................          4,214            37,538
   #*Gemina SpA .....................................................        889,056           756,779
    #Geox SpA .......................................................         58,710           234,189
     Gruppo Editoriale L'Espresso SpA ...............................        179,761           317,510
     Gruppo MutuiOnline SpA .........................................            659             3,693
     Hera SpA .......................................................        351,113           574,100
     Immsi SpA ......................................................        295,381           255,677
     Impregilo SpA ..................................................        553,375         1,627,634
     Indesit Co. SpA ................................................         35,140           239,920
     Industria Macchine Automatiche SpA .............................          3,460            67,770
     Intek SpA ......................................................         73,119            38,820
     Interpump Group SpA ............................................         67,737           434,371
     Intesa Sanpaolo SpA ............................................      3,336,046         5,888,130
     Intesa Sanpaolo SpA Sponsored ADR ..............................         13,817           145,355
     Iren SpA .......................................................        312,378           377,843
     Isagro SpA .....................................................          4,547            18,440
    #Italcementi SpA ................................................         97,578           648,910
     Italmobiliare SpA ..............................................         11,694           327,464
   #*Juventus Football Club SpA .....................................        229,833           191,089
    *Kerself SpA ....................................................          2,538             6,002
    *Kinexia SpA ....................................................            435               736
     KME Group SpA ..................................................        363,715           164,696
    #Landi Renzo SpA ................................................         48,404            98,759
    *Lottomatica SpA ................................................         57,858         1,104,505
     Luxottica Group SpA ............................................          1,585            46,708
    #Luxottica Group SpA Sponsored ADR ..............................         13,000           381,420
    #Maire Tecnimont SpA ............................................        583,125           961,328
    #Marcolin SpA ...................................................         14,922            80,498
   #*Mariella Burani SpA ............................................          2,897                --
     MARR SpA .......................................................         23,800           255,241
     Mediaset SpA ...................................................        306,270         1,128,429
     Mediobanca SpA .................................................        351,000         2,780,031
    *Mediolanum SpA .................................................        176,301           675,684
    *Milano Assicurazioni SpA .......................................        271,486           115,775
     Nice SpA .......................................................         16,046            61,182
    *PanariaGroup Industrie Ceramiche SpA ...........................          6,205             9,223

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     Parmalat SpA ...................................................      1,298,097   $     2,883,284
     Piaggio & C. SpA ...............................................        111,892           371,877
   #*Pininfarina SpA ................................................         20,537            89,390
    #Pirelli & Co. SpA ..............................................        319,574         2,820,373
    *Poltrona Frau SpA ..............................................         21,297            25,568
    *Prelios SpA ....................................................      1,728,709           507,344
    *Premafin Finanziaria SpA .......................................        173,719            56,377
    *Prima Industrie SpA ............................................            514             5,039
     Prysmian SpA ...................................................         87,952         1,329,587
   #*RCS MediaGroup SpA .............................................        138,417           133,039
     Recordati SpA ..................................................         84,353           734,346
    *Reno de Medici SpA .............................................        235,915            57,561
     Reply SpA ......................................................            227             5,294
    *Retelit SpA ....................................................         97,423            47,543
    *Risanamento Napoli SpA .........................................         15,429             2,592
     Sabaf SpA ......................................................          3,423            65,647
     SAES Getters SpA ...............................................          4,958            42,372
    *Safilo Group SpA ...............................................         63,059           522,532
     Saipem SpA .....................................................         36,700         1,639,845
    *Saras SpA ......................................................        290,054           476,945
    #SAVE SpA .......................................................         28,144           256,448
     Screen Service Broadcasting Technologies SpA ...................         20,463             9,983
   #*Seat Pagine Gialle SpA .........................................      1,199,818            65,344
    *Snai SpA .......................................................          8,397            26,447
     Snam Rete Gas SpA ..............................................        304,380         1,487,861
     Societa Cattolica di Assicurazioni Scrl ........................         50,344         1,120,671
     Societa Iniziative Autostradali e Servizi SpA ..................         65,371           540,266
    *Societa Partecipazioni Finanziarie SpA .........................        373,551            20,417
     Sogefi SpA .....................................................         70,212           243,099
     Sol SpA ........................................................         25,548           159,857
    *Sorin SpA ......................................................        343,940           718,901
     Tamburi Investment Partners SpA ................................          5,874            11,961
   #*Telecom Italia Media SpA .......................................        585,559           135,543
     Telecom Italia SpA .............................................      3,193,224         3,973,253
    #Telecom Italia SpA Sponsored ADR ...............................        342,088         4,252,154
    #Tenaris SA ADR .................................................         35,500         1,129,255
     Terna Rete Elettrica Nazionale SpA .............................        562,494         2,161,675
   #*Tiscali SpA ....................................................        932,426            64,434
     Tod's SpA ......................................................          5,013           500,399
    #Trevi Finanziaria SpA ..........................................         44,934           501,024
    *Uni Land SpA ...................................................         58,555            40,835
     UniCredit SpA ..................................................      5,518,028         6,403,042
    #Unione di Banche Italiane ScpA .................................        656,757         2,488,438
    *Unipol Gruppo Finanziario SpA ..................................      1,195,285           490,113
     Vianini Lavori SpA .............................................         27,367           148,973
     Vittoria Assicurazioni SpA .....................................         30,718           130,151
   #*Yoox SpA .......................................................         16,272           233,006
     Zignago Vetro SpA ..............................................         10,411            69,310
                                                                                       ---------------
TOTAL ITALY .........................................................                      116,054,265
                                                                                       ---------------
JAPAN -- (17.3%)
     77 Bank, Ltd. (The) ............................................        428,000         1,685,857
   #*A&A Material Corp. .............................................         12,000            12,200
    *A&D Co., Ltd. ..................................................         18,000            65,559
     ABC-Mart, Inc. .................................................          6,200           242,804
     Accordia Golf Co., Ltd. ........................................          1,298           955,637
     Achilles Corp. .................................................        182,000           252,415
     Adeka Corp. ....................................................        103,700         1,037,072
    *Aderans Co., Ltd. ..............................................         43,500           446,783
     Advan Co., Ltd. ................................................         22,700           206,236
     Advantest Corp. ................................................         30,200           351,488

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    #Advantest Corp. ADR ............................................         15,767   $       185,105
     AEON Co., Ltd. .................................................        327,600         4,284,593
     Aeon Delight Co., Ltd. .........................................          3,400            68,432
     Aeon Fantasy Co., Ltd. .........................................         10,500           147,681
     Aeon Mall Co., Ltd. ............................................         12,200           282,845
     Agrex, Inc. ....................................................          4,200            39,853
     Ahresty Corp. ..................................................         27,800           170,177
     Ai Holdings Corp. ..............................................         45,900           192,424
     Aica Kogyo Co., Ltd. ...........................................         48,300           653,400
     Aichi Bank, Ltd. (The) .........................................         10,200           566,122
     Aichi Corp. ....................................................         46,600           185,376
     Aichi Machine Industry Co., Ltd. ...............................         80,000           245,933
     Aichi Steel Corp. ..............................................        123,000           646,691
    #Aichi Tokei Denki Co., Ltd. ....................................         27,000            84,027
     Aida Engineering, Ltd. .........................................         78,800           393,227
     Aigan Co., Ltd. ................................................         26,900           134,824
     Ain Pharmaciez, Inc. ...........................................          1,600            65,382
     Aiphone Co., Ltd. ..............................................         21,900           382,409
     Air Water, Inc. ................................................         86,000         1,091,701
     Airport Facilities Co., Ltd. ...................................         32,300           123,180
     Aisan Industry Co., Ltd. .......................................         44,900           418,312
     Aisin Seiki Co., Ltd. ..........................................         73,200         2,315,094
     Ajinomoto Co., Inc. ............................................        343,000         3,839,680
    #Akebono Brake Industry Co., Ltd. ...............................         80,600           383,396
     Akita Bank, Ltd. (The) .........................................        213,000           610,259
     Alconix Corp. ..................................................          5,600           122,033
    #Alfresa Holdings Corp. .........................................         46,400         1,738,448
     All Nippon Airways Co., Ltd. ...................................        124,000           373,363
    #ALLIED TELESIS HOLDINGS K.K. ...................................        103,600            85,633
     Alpen Co., Ltd. ................................................         21,300           365,428
     Alpha Corp. ....................................................          3,500            39,114
     Alpha Systems, Inc. ............................................          9,600           135,476
     Alpine Electronics, Inc. .......................................         55,000           645,842
    #Alps Electric Co., Ltd. ........................................        164,500         1,238,695
     Alps Logistics Co., Ltd. .......................................         10,900            98,582
    #Altech Co., Ltd. ...............................................          8,200            18,861
     Altech Corp. ...................................................          2,600            21,706
     Amada Co., Ltd. ................................................        416,000         2,759,820
     Amano Corp. ....................................................         75,200           632,960
     Amiyaki Tei Co., Ltd. ..........................................             27            65,924
     Amuse, Inc. ....................................................          8,520           109,859
     Ando Corp. .....................................................        126,000           162,652
     Anest Iwata Corp. ..............................................         24,000            98,464
    #Anritsu Corp. ..................................................        156,000         1,763,821
     AOC Holdings, Inc. .............................................         69,500           398,778
     AOI Advertising Promotion, Inc. ................................          5,500            28,271
    #AOI Electronic Co., Ltd. .......................................          4,800            64,837
     AOKI Holdings, Inc. ............................................         27,400           365,111
     Aomori Bank, Ltd. (The) ........................................        235,000           677,697
     Aoyama Trading Co., Ltd. .......................................         77,400         1,222,653
     Aozora Bank, Ltd. ..............................................        498,000         1,258,957
     Arakawa Chemical Industries, Ltd. ..............................         22,600           188,092
     Araya Industrial Co., Ltd. .....................................         59,000            89,105
     Arc Land Sakamoto Co., Ltd. ....................................         23,800           435,696
     Arcs Co., Ltd. .................................................         38,973           693,884
    *Argo Graphics, Inc. ............................................          9,000           112,937
     Ariake Japan Co., Ltd. .........................................         24,300           421,269
     Arisawa Manufacturing Co., Ltd. ................................         60,300           267,982
     Arnest One Corp. ...............................................         39,000           384,771
     As One Corp. ...................................................         14,090           269,229
     Asahi Co., Ltd. ................................................          6,200           137,355

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Asahi Diamond Industrial Co., Ltd. .............................         59,000   $       868,837
     Asahi Glass Co., Ltd. ..........................................        255,000         2,233,018
     Asahi Group Holdings, Ltd. .....................................        118,200         2,419,678
     Asahi Holdings, Inc. ...........................................          6,500           127,748
     Asahi Kasei Corp. ..............................................        390,000         2,312,831
     Asahi Kogyosha Co., Ltd. .......................................         31,000           126,841
     Asahi Organic Chemicals Industry Co., Ltd. .....................         86,000           222,234
   #*ASAHI TEC CORP. ................................................      3,340,000           975,604
   #*Asanuma Corp. ..................................................         82,000            84,907
    #Asatsu-DK, Inc. ................................................         31,900           748,672
     Asax Co., Ltd. .................................................             22            27,697
    *Ashimori Industry Co., Ltd. ....................................         87,000           116,043
     Asics Corp. ....................................................         23,000           304,915
     ASKA Pharmaceutical Co., Ltd. ..................................         38,000           275,896
     ASKUL Corp. ....................................................         10,400           148,277
     Astellas Pharma, Inc. ..........................................         42,000         1,536,084
     Asunaro Aoki Construction Co., Ltd. ............................         41,500           210,000
   #*Atom Corp. .....................................................         14,400            49,196
     Atsugi Co., Ltd. ...............................................        338,000           397,853
     Autobacs Seven Co., Ltd. .......................................         34,300         1,570,632
     Avex Group Holdings, Inc. ......................................         34,200           404,602
    #Awa Bank, Ltd. (The) ...........................................        246,000         1,635,037
     Bando Chemical Industries, Ltd. ................................        146,000           567,134
     Bank of Iwate, Ltd. (The) ......................................         20,900           948,460
     Bank of Kyoto, Ltd. (The) ......................................        209,000         1,775,338
     Bank of Nagoya, Ltd. (The) .....................................        184,000           582,328
     Bank of Okinawa, Ltd. (The) ....................................         22,400           894,258
     Bank of Saga, Ltd. (The) .......................................        173,000           410,096
     Bank of the Ryukyus, Ltd. ......................................         55,300           676,273
     Bank of Yokohama, Ltd. (The) ...................................        785,000         3,594,056
     Belc Co., Ltd. .................................................          6,500            93,500
     Belluna Co., Ltd. ..............................................         36,150           282,472
     Benesse Holdings, Inc. .........................................         16,300           708,189
    *Best Denki Co., Ltd. ...........................................         65,500           179,131
    #Bic Camera, Inc. ...............................................            615           325,553
     BML, Inc. ......................................................         10,100           243,213
     Bookoff Corp. ..................................................         20,600           169,911
     Bridgestone Corp. ..............................................         56,700         1,329,450
     Brother Industries, Ltd. .......................................        132,600         1,730,551
     Bunka Shutter Co., Ltd. ........................................         63,000           197,360
     CAC Corp. ......................................................         12,600            92,808
     Calsonic Kansei Corp. ..........................................        152,000           891,929
     Can Do Co., Ltd. ...............................................             33            35,949
     Canon Electronics, Inc. ........................................         15,100           367,194
     Canon Marketing Japan, Inc. ....................................         72,100           854,713
     Canon, Inc. ....................................................          7,334           332,948
     Canon, Inc. Sponsored ADR ......................................         50,677         2,308,337
     Capcom Co., Ltd. ...............................................         16,200           423,796
   #*Carchs Holdings Co., Ltd. ......................................         21,500             7,615
    #Casio Computer Co., Ltd. .......................................        217,100         1,329,968
     Cawachi, Ltd. ..................................................         25,200           478,940
     Central Glass Co., Ltd. ........................................        181,000           809,105
     Central Japan Railway Co., Ltd. ................................            127         1,080,391
     Central Security Patrols Co., Ltd. .............................          7,100            69,908
     Century Tokyo Leasing Corp. ....................................         59,430         1,188,208
   #*CHI Group Co., Ltd. ............................................          6,400            16,628
     Chiba Bank, Ltd. (The) .........................................        488,000         2,985,754
    *Chiba Kogyo Bank, Ltd. (The) ...................................         50,600           275,016
     Chino Corp. ....................................................         47,000           116,635
     Chiyoda Co., Ltd. ..............................................         27,100           478,889
    #Chiyoda Corp. ..................................................         94,000         1,082,477

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Chiyoda Integre Co., Ltd. ......................................         25,000   $       331,174
    #Chofu Seisakusho Co., Ltd. .....................................         27,300           696,231
     Chori Co., Ltd. ................................................        177,000           194,730
     Chubu Electric Power Co., Ltd. .................................         56,300         1,030,050
     Chubu Shiryo Co., Ltd. .........................................         28,000           171,471
     Chudenko Corp. .................................................         26,700           289,024
     Chuetsu Pulp & Paper Co., Ltd. .................................        122,000           185,348
    *Chugai Mining Co., Ltd. ........................................        259,700            65,998
     Chugai Pharmaceutical Co., Ltd. ................................         19,800           310,141
     Chugai Ro Co., Ltd. ............................................         81,000           238,071
     Chugoku Bank, Ltd. (The) .......................................        208,000         2,724,539
    #Chugoku Electric Power Co., Ltd. (The) .........................         48,000           714,216
    #Chugoku Marine Paints, Ltd. ....................................         72,000           506,775
    #Chukyo Bank, Ltd. (The) ........................................        197,000           470,334
     Chuo Denki Kogyo Co., Ltd. .....................................         31,000           118,711
     Chuo Gyorui Co., Ltd. ..........................................         38,000            83,819
     Chuo Mitsui Trust Holdings, Inc. ...............................      1,100,730         3,766,835
     Chuo Spring Co., Ltd. ..........................................         60,000           203,919
     Circle K Sunkus Co., Ltd. ......................................         54,000           880,415
     Citizen Holdings Co., Ltd. .....................................        310,750         1,648,228
     CKD Corp. ......................................................         72,900           489,440
   #*Clarion Co., Ltd. ..............................................        103,000           174,434
     Cleanup Corp. ..................................................         24,400           145,559
    #CMIC Co., Ltd. .................................................          3,800            63,027
    *CMK Corp. ......................................................         83,100           304,221
     Coca-Cola Central Japan Co., Ltd. ..............................         27,800           368,953
     Coca-Cola West Co., Ltd. .......................................         70,302         1,255,516
     Cocokara fine, Inc. ............................................         23,520           584,664
    #Colowide Co., Ltd. .............................................         32,000           206,732
     Computer Engineering & Consulting, Ltd. ........................         17,600            82,295
     COMSYS Holdings Corp. ..........................................        132,000         1,292,042
   #*Co-Op Chemical Co., Ltd. .......................................         26,000            31,358
     Core Corp. .....................................................          6,100            50,263
     Corona Corp. ...................................................         26,600           463,094
     Cosel Co., Ltd. ................................................         18,600           259,641
     Cosmo Oil Co., Ltd. ............................................        704,000         1,761,186
     Cosmos Pharmaceutical Corp. ....................................          2,000            92,767
     Create Medic Co., Ltd. .........................................          3,500            35,277
     Credit Saison Co., Ltd. ........................................        156,300         3,050,017
    #Cresco, Ltd. ...................................................         36,000           222,920
     Cross Plus, Inc. ...............................................          2,000            18,459
     CTI Engineering Co., Ltd. ......................................         12,300            84,694
    #Cybozu, Inc. ...................................................            141            30,470
     Dai Nippon Printing Co., Ltd. ..................................        382,000         4,001,232
     Dai Nippon Toryo, Ltd. .........................................        103,000           106,169
     Daibiru Corp. ..................................................         61,600           416,120
    #Daicel Chemical Industries, Ltd. ...............................        347,000         1,969,764
     Dai-Dan Co., Ltd. ..............................................         42,000           273,793
     Daido Kogyo Co., Ltd. ..........................................         32,000            56,209
    #Daido Metal Co., Ltd. ..........................................         40,000           408,966
    #Daido Steel Co., Ltd. ..........................................        253,000         1,533,116
     Daidoh, Ltd. ...................................................         22,000           216,932
    *Daiei, Inc. (The) ..............................................        121,950           462,558
     Daifuku Co., Ltd. ..............................................        111,000           575,857
     Daihatsu Motor Co., Ltd. .......................................         66,000         1,161,433
     Daihen Corp. ...................................................        117,000           400,711
    *Daiho Corp. ....................................................         78,000            98,440
   #*Daiichi Chuo K.K. ..............................................        152,000           204,668
     Daiichi Jitsugyo Co., Ltd. .....................................         78,000           316,456
    #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd. ........................          3,000           128,055
     Daiichi Kogyo Seiyaku Co., Ltd. ................................         39,000           112,769

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Dai-ichi Life Insurance Co., Ltd. (The) ........................            867   $       987,342
     Daiichi Sankyo Co., Ltd. .......................................         69,100         1,342,241
     Daiken Corp. ...................................................        119,000           363,284
     Daiki Aluminium Industry Co., Ltd. .............................         43,000           141,419
     Daikin Industries, Ltd. ........................................         23,000           680,655
     Daiko Clearing Services Corp. ..................................         17,700            54,510
     Daikoku Denki Co., Ltd. ........................................         10,200            91,330
     Daikokutenbussan Co., Ltd. .....................................            200             5,740
    *Daikyo, Inc. ...................................................        270,392           460,961
    #Dainichi Co., Ltd. .............................................         17,300           192,845
     Dainichiseika Colour & Chemicals Manufacturing Co., Ltd. .......         79,000           354,870
     Dainippon Screen Manufacturing Co., Ltd. .......................        243,000         1,865,870
     Dainippon Sumitomo Pharma Co., Ltd. ............................        103,800         1,137,504
     Daio Paper Corp. ...............................................         90,000           676,471
     Daisan Bank, Ltd. (The) ........................................        186,000           391,814
     Daiseki Co., Ltd. ..............................................          8,825           161,374
     Daishi Bank, Ltd. (The) ........................................        398,000         1,266,461
     Daiso Co., Ltd. ................................................         91,000           305,031
    *Daisue Construction Co., Ltd. ..................................         70,000            38,683
     Daisyo Corp. ...................................................         25,700           304,246
     Daito Bank, Ltd. (The) .........................................        138,000            97,883
     Daito Electron Co., Ltd. .......................................          1,000             7,680
     Daito Trust Construction Co., Ltd. .............................          9,100           806,265
     Daiwa House Industry Co., Ltd. .................................        300,000         3,759,266
     Daiwa Industries, Ltd. .........................................         40,000           197,531
     Daiwa Securities Group, Inc. ...................................      1,050,000         3,673,921
    #Daiwabo Holdings Co., Ltd. .....................................        308,000           722,885
     DC Co., Ltd. ...................................................         24,400            69,089
     DCM Holdings Co., Ltd. .........................................         99,580           796,460
     DeNa Co., Ltd. .................................................         12,400           535,204
     Denki Kagaku Kogyo K.K. ........................................        451,000         1,715,537
     Denki Kogyo Co., Ltd. ..........................................        121,000           458,321
     Denso Corp. ....................................................        125,500         3,859,536
     Dentsu, Inc. ...................................................         53,200         1,601,864
     Denyo Co., Ltd. ................................................         24,400           347,853
     Descente, Ltd. .................................................         46,000           260,000
     DIC Corp. ......................................................        345,000           651,449
    #Disco Corp. ....................................................         17,700           934,947
     DMW Corp. ......................................................            900            16,550
     Don Quijote Co., Ltd. ..........................................         14,200           520,162
     Doshisha Co., Ltd. .............................................         16,300           404,954
     Doutor Nichires Holdings Co., Ltd. .............................         34,423           411,540
     Dowa Holdings Co., Ltd. ........................................        274,500         1,647,271
     Dr. Ci:Labo Co., Ltd. ..........................................             19           102,227
     DTS Corp. ......................................................         36,000           423,832
     Duskin Co., Ltd. ...............................................         63,400         1,232,018
    #Dwango Co., Ltd. ...............................................             81           143,510
     Dydo Drinco, Inc. ..............................................         11,400           433,045
     Dynic Corp. ....................................................         14,000            23,058
     eAccess, Ltd. ..................................................          1,219           329,214
     Eagle Industry Co., Ltd. .......................................         40,000           446,150
    *Earth Chemical Co., Ltd. .......................................          2,100            76,443
     East Japan Railway Co. .........................................         28,100         1,703,656
     Ebara Corp. ....................................................        377,000         1,376,851
     Ebara-Udylite Co., Ltd. ........................................          2,100            54,461
     Echo Trading Co., Ltd. .........................................          3,000            26,780
    #Edion Corp. ....................................................         89,000           712,107
     Ehime Bank, Ltd. (The) .........................................        340,000           982,586
    *Eidai Co., Ltd. ................................................         13,000            41,078
     Eighteenth Bank, Ltd. (The) ....................................        302,000           773,162
     Eiken Chemical Co., Ltd. .......................................         28,700           363,002

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Eisai Co., Ltd. ................................................         11,500   $       456,109
     Eizo Nanao Corp. ...............................................         20,900           400,681
    #Electric Power Development Co., Ltd. ...........................         20,200           502,850
    #Elematec Corp. .................................................         18,400           302,478
   #*Elpida Memory, Inc. ............................................        307,600         1,912,052
     Enplas Corp. ...................................................         16,900           360,394
    *Enshu, Ltd. ....................................................         37,000            40,559
     Ensuiko Sugar Refining Co., Ltd. ...............................         11,000            26,392
     EPS Co., Ltd. ..................................................             23            48,205
     ESPEC Corp. ....................................................         35,300           221,434
     Excel Co., Ltd. ................................................          1,500            13,667
    #Exedy Corp. ....................................................         35,400         1,025,558
     Ezaki Glico Co., Ltd. ..........................................         45,000           534,484
     F&A Aqua Holdings, Inc. ........................................          3,500            33,765
     Faith, Inc. ....................................................            847            89,066
     FALCO SD HOLDINGS Co., Ltd. ....................................          7,800            72,969
     FamilyMart Co., Ltd. ...........................................         13,500           530,717
     Fancl Corp. ....................................................         29,700           414,498
     FANUC Corp. ....................................................          6,000           970,142
     Fast Retailing Co., Ltd. .......................................          2,800           502,979
     FCC Co., Ltd. ..................................................         23,300           492,286
   #*FDK Corp. ......................................................         84,000            89,317
     Felissimo Corp. ................................................          1,200            15,645
    *FIDEA Holdings Co., Ltd. .......................................         39,500           103,190
   #*First Baking Co., Ltd. .........................................         12,000            11,806
     Foster Electric Co., Ltd. ......................................         21,600           316,304
     FP Corp. .......................................................          6,100           388,348
     France Bed Holdings Co., Ltd. ..................................        137,000           189,983
     F-Tech, Inc. ...................................................          6,800            82,214
   #*Fudo Tetra Corp. ...............................................        128,400           271,288
     Fuji Co., Ltd. .................................................         16,400           361,878
     Fuji Corp, Ltd. ................................................         35,400           166,984
    #Fuji Electric Holdings Co., Ltd. ...............................        575,000         1,677,893
     Fuji Electronics Co., Ltd. .....................................         21,200           279,450
    #Fuji Furukawa Engineering & Construction Co., Ltd. .............         10,000            18,460
     Fuji Heavy Industries, Ltd. ....................................        441,000         2,795,165
    *Fuji Kiko Co., Ltd. ............................................         16,000            49,347
    *Fuji Kosan Co., Ltd. ...........................................         48,000            41,040
     Fuji Kyuko Co., Ltd. ...........................................         14,000            79,908
     Fuji Oil Co., Ltd. .............................................         64,400           914,098
     Fuji Oozx, Inc. ................................................          6,000            22,681
     Fuji Seal International, Inc. ..................................         23,400           442,861
    #Fuji Soft, Inc. ................................................         22,000           348,945
     Fuji Television Network, Inc. ..................................            351           502,172
     Fujibo Holdings, Inc. ..........................................         78,000           151,615
     Fujicco Co., Ltd. ..............................................         31,600           390,690
     FUJIFILM Holdings Corp. ........................................        167,975         4,111,054
     Fujikura Kasei Co., Ltd. .......................................         47,400           222,833
     Fujikura Rubber, Ltd. ..........................................         18,900            73,681
     Fujikura, Ltd. .................................................        420,000         1,340,545
     Fujimi, Inc. ...................................................         21,200           253,788
     Fujimori Kogyo Co., Ltd. .......................................         14,100           225,316
     Fujita Kanko, Inc. .............................................         11,000            36,160
     Fujitec Co., Ltd. ..............................................         93,000           470,425
     Fujitsu Frontech, Ltd. .........................................         25,200           169,668
    #Fujitsu General, Ltd. ..........................................         42,000           248,345
    #Fujitsu, Ltd. ..................................................        471,292         2,520,303
   #*Fujiya Co., Ltd. ...............................................         81,000           159,278
     FuKoKu Co., Ltd. ...............................................          7,700            65,937
    #Fukuda Corp. ...................................................         42,000           150,406
     Fukui Bank, Ltd. (The) .........................................        284,000           822,002

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Fukuoka Financial Group, Inc. ..................................        499,600   $     1,934,463
     Fukushima Bank, Ltd. ...........................................        266,000           127,719
     Fukusima Industries Corp. ......................................          5,100            61,134
     Fukuyama Transporting Co., Ltd. ................................        249,000         1,278,399
     Fumakilla, Ltd. ................................................         16,000            61,792
     Funai Consulting, Inc. .........................................         10,500            69,823
     Funai Electric Co., Ltd. .......................................         22,200           436,333
     Furukawa Battery Co., Ltd. .....................................          3,000            14,796
    *Furukawa Co., Ltd. .............................................        350,000           339,079
     Furukawa Electric Co., Ltd. ....................................        435,067         1,215,277
    #Furukawa-Sky Aluminum Corp. ....................................        112,000           331,226
     Furusato Industries, Ltd. ......................................         14,900           114,354
     Fuso Pharmaceutical Industries, Ltd. ...........................         91,000           233,035
     Futaba Corp. ...................................................         45,500           858,197
     Futaba Industrial Co., Ltd. ....................................         90,200           574,883
     Future Architect, Inc. .........................................             69            28,183
     Fuyo General Lease Co., Ltd. ...................................         24,400           838,407
    #G-7 Holdings, Inc. .............................................          6,500            30,685
     Gakken Holdings Co., Ltd. ......................................         98,000           173,339
     Gecoss Corp. ...................................................         25,000            96,749
     GEO Co., Ltd. ..................................................            222           223,545
    #GLOBERIDE, Inc. ................................................         27,000            28,126
     Glory, Ltd. ....................................................         66,800         1,429,791
    #GMO Internet, Inc. .............................................         31,900           137,494
     Godo Steel, Ltd. ...............................................        239,000           565,443
     Goldcrest Co., Ltd. ............................................         21,340           391,515
     Goldwin, Inc. ..................................................         72,000           235,590
   #*Gourmet Kineya Co., Ltd. .......................................         28,000           147,179
    #GS Yuasa Corp. .................................................        140,000           733,426
   #*GSI Creos Corp. ................................................        122,000           150,268
     Gulliver International Co., Ltd. ...............................          4,390           193,950
     Gun Ei Chemical Industry Co., Ltd. .............................         97,000           259,714
     Gunma Bank, Ltd. (The) .........................................        473,000         2,420,761
     Gunze, Ltd. ....................................................        227,000           688,450
    #H2O Retailing Corp. ............................................        128,000           923,451
    #Hachijuni Bank, Ltd. (The) .....................................        266,000         1,478,901
   #*Hagihara Industries, Inc. ......................................          2,200            32,772
     Hagoromo Foods Corp. ...........................................          3,000            43,904
     Hakudo Co., Ltd. ...............................................          5,600            53,240
     Hakuhodo DY Holdings, Inc. .....................................         27,390         1,488,208
     Hakuto Co., Ltd. ...............................................         21,700           196,877
     Hamakyorex Co., Ltd. ...........................................          5,700           163,084
    #Hamamatsu Photonics K.K. .......................................         24,300           924,543
     Hankyu Hanshin Holdings, Inc. ..................................        725,000         3,061,401
     Hanwa Co., Ltd. ................................................        223,000           933,143
     Happinet Corp. .................................................         10,300           161,372
     Harashin Narus Holdings Co., Ltd. ..............................          7,600           119,679
    #Hard Off Corp Co., Ltd. ........................................          2,600            13,904
     Harima Chemicals, Inc. .........................................         22,000           178,358
     Haruyama Trading Co., Ltd. .....................................          2,400            10,853
    *Haseko Corp. ...................................................        606,000           380,982
    *Hayashikane Sangyo Co., Ltd. ...................................         20,000            16,092
    *Hazama Corp. ...................................................         98,900           177,896
     Heiwa Corp. ....................................................         37,600           623,070
     Heiwa Real Estate Co., Ltd. ....................................        246,500           534,150
     Heiwado Co., Ltd. ..............................................         40,500           490,373
     Hibiya Engineering, Ltd. .......................................         39,700           389,349
     Hiday Hidaka Corp. .............................................          8,100           122,544
     Higashi-Nippon Bank, Ltd. ......................................        200,000           403,411
     Higo Bank, Ltd. (The) ..........................................        220,000         1,201,192
     Hikari Tsushin, Inc. ...........................................         30,700           714,732

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Hino Motors, Ltd. ..............................................        204,000   $     1,198,078
     Hioki EE Corp. .................................................          2,000            36,380
     Hirose Electric Co., Ltd. ......................................          7,000           670,810
    #Hiroshima Bank, Ltd. (The) .....................................        600,000         2,668,893
     HIS Co., Ltd. ..................................................         19,000           491,054
     Hisaka Works, Ltd. .............................................         41,000           485,551
     Hisamitsu Pharmaceutical Co., Inc. .............................          6,800           273,619
    *Hitachi Cable, Ltd. ............................................        210,000           496,266
     Hitachi Capital Corp. ..........................................         59,700           729,525
     Hitachi Chemical Co., Ltd. .....................................         67,900         1,206,369
    #Hitachi Construction Machinery Co., Ltd. .......................         72,700         1,398,399
     Hitachi High-Technologies Corp. ................................         73,900         1,544,317
     Hitachi Koki Co., Ltd. .........................................         62,800           470,970
    #Hitachi Kokusai Electric, Inc. .................................         75,000           558,543
     Hitachi Medical Corp. ..........................................         36,000           389,422
     Hitachi Metals Techno, Ltd. ....................................          3,500            18,747
    #Hitachi Metals, Ltd. ...........................................         55,000           623,765
     Hitachi Tool Engineering, Ltd. .................................         23,100           229,305
     Hitachi Transport System, Ltd. .................................         51,700           899,593
     Hitachi Zosen Corp. ............................................        677,000           915,325
     Hitachi, Ltd. ADR ..............................................         97,556         5,275,828
     Hochiki Corp. ..................................................         15,000            76,158
    #Hodogaya Chemical Co., Ltd. ....................................         78,000           253,928
     Hogy Medical Co., Ltd. .........................................         13,500           571,984
    #Hohsui Corp. ...................................................         11,000            11,935
     Hokkaido Electric Power Co., Inc. ..............................         32,800           411,412
     Hokkaido Gas Co., Ltd. .........................................         80,000           270,006
     Hokkan Holdings, Ltd. ..........................................         70,000           215,599
     Hokko Chemical Industry Co., Ltd. ..............................         25,000            70,928
     Hokkoku Bank, Ltd. (The) .......................................        320,000         1,077,777
     Hokuetsu Bank, Ltd. (The) ......................................        269,000           505,024
     Hokuetsu Industries Co., Ltd. ..................................         10,000            26,873
     Hokuetsu Kishu Paper Co., Ltd. .................................        167,295         1,101,128
     Hokuhoku Financial Group, Inc. .................................      1,372,000         2,564,127
     Hokuriku Electric Industry Co., Ltd. ...........................         47,000            72,858
     Hokuriku Electric Power Co., Inc. ..............................         29,300           466,802
     Hokuriku Electrical Construction Co., Ltd. .....................          6,000            16,383
     Hokuto Corp. ...................................................         17,800           367,647
    #Honda Motor Co., Ltd. ..........................................         16,400           490,421
     Honda Motor Co., Ltd. Sponsored ADR ............................        409,732        12,250,987
    #Honeys Co., Ltd. ...............................................         19,340           278,437
     Horiba, Ltd. ...................................................         32,000         1,015,097
     Horipro, Inc. ..................................................         11,500            97,798
     Hoshizaki Electric Co., Ltd. ...................................         28,900           645,830
     Hosiden Corp. ..................................................         77,200           532,126
     Hosokawa Micron Corp. ..........................................         41,000           172,362
     House Foods Corp. ..............................................         75,800         1,374,059
    *Howa Machinery, Ltd. ...........................................        123,000            97,150
     Hoya Corp. .....................................................         22,900           500,291
    #Hulic Co., Ltd. ................................................         33,900           362,923
     Hurxley Corp. ..................................................          2,200            14,094
     Hyakugo Bank, Ltd. (The) .......................................        300,000         1,166,675
     Hyakujishi Bank, Ltd. (The) ....................................        301,000         1,152,634
     I Metal Technology Co., Ltd. ...................................         14,000            24,976
     Ibiden Co., Ltd. ...............................................         60,200         1,329,381
     IBJ Leasing Co., Ltd. ..........................................         19,200           429,701
     Ichibanya Co., Ltd. ............................................            500            15,038
     Ichiken Co., Ltd. ..............................................         22,000            33,591
    #Ichikoh Industries, Ltd. .......................................         39,000            64,231
     Ichinen Holdings Co., Ltd. .....................................         17,600            85,998
     Ichiyoshi Securities Co., Ltd. .................................         48,600           281,340

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Icom, Inc. .....................................................         15,900   $       388,621
    *Idec Corp. .....................................................         27,500           284,421
     Idemitsu Kosan Co., Ltd. .......................................         16,500         1,543,386
     Ihara Chemical Industry Co., Ltd. ..............................         47,000           166,141
     IHI Corp. ......................................................        811,000         1,847,466
     Iida Home Max Co., Ltd. ........................................         27,900           225,415
     Iino Kaiun Kaisha, Ltd. ........................................         77,800           366,203
   #*Ikegami Tsushinki Co., Ltd. ....................................         54,000            32,641
    #Ikyu Corp. .....................................................             67            29,569
     Imasen Electric Industrial Co., Ltd. ...........................         27,300           339,084
     Imperial Hotel, Ltd. ...........................................          7,550           181,659
    #Inaba Denki Sangyo Co., Ltd. ...................................         20,300           580,617
     Inaba Seisakusho Co., Ltd. .....................................         17,800           200,715
     Inabata & Co., Ltd. ............................................         82,600           448,028
     Inageya Co., Ltd. ..............................................         23,000           261,690
     Ines Corp. .....................................................         60,600           395,642
     I-Net Corp. ....................................................          7,400            41,767
     Information Services International-Dentsu, Ltd. ................         17,600           155,167
    #Innotech Corp. .................................................         36,200           250,828
     Inpex Corp. ....................................................            556         3,670,757
     Intage, Inc. ...................................................          4,000            78,560
     Internet Initiative Japan, Inc. ................................             98           357,130
     Inui Steamship Co., Ltd. .......................................         42,900           167,845
     Inui Warehouse Co., Ltd. .......................................          5,000            25,560
     Ise Chemical Corp. .............................................         15,000            82,386
    *Iseki & Co., Ltd. ..............................................        203,000           445,940
     Isetan Mitsukoshi Holdings, Ltd. ...............................        257,540         2,623,293
    *Ishihara Sangyo Kaisha, Ltd. ...................................        412,000           497,963
   #*Ishii Hyoki Co., Ltd. ..........................................          4,400            16,501
     Ishii Iron Works Co., Ltd. .....................................         23,000            40,667
     Ishizuka Glass Co., Ltd. .......................................         12,000            23,471
    #Isuzu Motors, Ltd. .............................................        668,000         2,831,531
     IT Holdings Corp. ..............................................        100,800         1,035,498
     ITC Networks Corp. .............................................          3,600            22,118
    #Ito En, Ltd. ...................................................         25,700           435,646
     ITOCHU Corp. ...................................................        553,000         5,469,418
     Itochu Enex Co., Ltd. ..........................................         69,800           362,227
     Itochu Techno-Solutions Corp. ..................................         26,300         1,138,758
     Itochu-Shokuhin Co., Ltd. ......................................         11,200           384,989
     Itoham Foods, Inc. .............................................        172,000           592,239
     Itoki Corp. ....................................................         45,100            99,351
     Iwai Cosmo Holdings, Inc. ......................................         12,900            43,941
     Iwaki & Co., Ltd. ..............................................          5,000            12,813
   #*Iwasaki Electric Co., Ltd. .....................................        111,000           250,840
     Iwatani International Corp. ....................................        161,000           555,517
     Iwatsu Electric Co., Ltd. ......................................        112,000            98,548
     Iyo Bank, Ltd. (The) ...........................................        286,157         2,684,653
     Izumi Co., Ltd. ................................................         47,100           716,463
     Izumiya Co., Ltd. ..............................................        100,000           452,198
    *Izutsuya Co., Ltd. .............................................         70,000            39,540
     J. Front Retailing Co., Ltd. ...................................        572,600         2,507,370
     Jalux, Inc. ....................................................          2,900            26,496
    *Jamco Corp. ....................................................         11,000            65,665
    *Janome Sewing Machine Co., Ltd. ................................        182,000           129,211
     Japan Airport Terminal Co., Ltd. ...............................         45,200           597,937
    *Japan Asia Investment Co., Ltd. ................................         33,000            25,135
    #Japan Aviation Electronics Industry, Ltd. ......................         64,000           445,648
     Japan Business Computer Co., Ltd. ..............................         21,500           138,222
     Japan Carlit Co., Ltd. .........................................         22,000           112,856
    #Japan Cash Machine Co., Ltd. ...................................         13,600           112,207
    #Japan Digital Laboratory Co., Ltd. .............................         39,300           371,827

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    #Japan Drilling Co., Ltd. .......................................          4,000   $       131,119
     Japan Electronic Materials Corp. ...............................          4,100            20,771
     Japan Foundation Engineering Co., Ltd. .........................         21,300            72,572
     Japan Kenzai Co., Ltd. .........................................         10,700            46,312
     Japan Medical Dynamic Marketing, Inc. ..........................          2,600             5,645
     Japan Oil Transportation Co., Ltd. .............................          2,000             4,694
     Japan Petroleum Exploration Co., Ltd. ..........................         11,900           470,010
     Japan Pulp & Paper Co., Ltd. ...................................        102,000           342,212
     Japan Pure Chemical Co., Ltd. ..................................              1             2,485
     Japan Radio Co., Ltd. ..........................................         15,000            36,330
     Japan Steel Works, Ltd. (The) ..................................         80,000           548,241
     Japan Tobacco, Inc. ............................................            214         1,069,607
     Japan Transcity Corp. ..........................................         74,000           218,268
     Japan Vilene Co., Ltd. .........................................         45,000           186,990
     Japan Wool Textile Co., Ltd. (The) .............................         88,000           708,165
     Jastec Co., Ltd. ...............................................         23,300           151,938
     JBIS Holdings, Inc. ............................................         26,900            86,800
    #Jeol, Ltd. .....................................................         92,000           243,614
     JFE Holdings, Inc. .............................................        165,936         3,158,188
     JFE Shoji Holdings, Inc. .......................................        129,000           523,284
     JGC Corp. ......................................................         19,000           535,270
     Jidosha Buhin Kogyo Co., Ltd. ..................................         18,000            98,580
     JMS Co., Ltd. ..................................................         40,000           122,072
    *Joban Kosan Co., Ltd. ..........................................         79,000            79,983
     J-Oil Mills, Inc. ..............................................        129,000           371,286
     Joshin Denki Co., Ltd. .........................................         43,000           457,887
     Joyo Bank, Ltd. (The) ..........................................        424,000         1,776,482
     JS Group Corp. .................................................        139,219         2,919,303
     JSP Corp. ......................................................         38,300           562,174
     JSR Corp. ......................................................         39,400           752,150
     JTEKT Corp. ....................................................        145,800         1,594,349
    #Juki Corp. .....................................................        106,000           236,836
     Juroku Bank, Ltd. ..............................................        377,000         1,127,490
   #*JVC Kenwood Holdings, Inc. .....................................         90,170           366,347
     JX Holdings, Inc. ..............................................      1,031,270         6,007,030
    #kabu.com Securities Co., Ltd. ..................................         92,900           261,149
     Kabuki-Za Co., Ltd. ............................................          1,000            47,327
    #Kadokawa Holdings, Inc. ........................................         24,200           754,036
     Kaga Electronics Co., Ltd. .....................................         31,900           306,406
     Kagome Co., Ltd. ...............................................         22,500           427,288
     Kagoshima Bank, Ltd. (The) .....................................        175,000         1,145,917
    #Kajima Corp. ...................................................        830,000         2,664,504
     Kakaku.com, Inc. ...............................................          9,600           380,112
     Kaken Pharmaceutical Co., Ltd. .................................         40,000           502,068
     Kameda Seika Co., Ltd. .........................................         21,600           407,106
     Kamei Corp. ....................................................         33,000           214,133
     Kamigumi Co., Ltd. .............................................        293,000         2,558,450
     Kanaden Corp. ..................................................         27,000           175,470
     Kanagawa Chuo Kotsu Co., Ltd. ..................................         11,000            57,352
     Kanamoto Co., Ltd. .............................................         30,000           203,205
     Kandenko Co., Ltd. .............................................        122,000           535,994
     Kaneka Corp. ...................................................        350,000         1,877,306
    *Kanematsu Corp. ................................................        390,000           328,836
     Kanematsu Electronics, Ltd. ....................................         42,900           428,448
     Kansai Electric Power Co., Inc. ................................         62,500           921,964
    #Kansai Paint Co., Ltd. .........................................        184,000         1,727,205
     Kanto Auto Works, Ltd. .........................................         32,346           267,983
    #Kanto Denka Kogyo Co., Ltd. ....................................         40,000           196,083
     Kanto Natural Gas Development Co., Ltd. ........................         43,000           222,690
     Kao Corp. ......................................................         25,700           674,223
     Kappa Create Co., Ltd. .........................................          5,900           126,798

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Kasai Kogyo Co., Ltd. ..........................................         49,000   $       288,585
     Kasumi Co., Ltd. ...............................................         49,200           313,221
    *Katakura Chikkarin Co., Ltd. ...................................         20,000            48,170
    #Katakura Industries Co., Ltd. ..................................         25,100           249,460
     Kato Sangyo Co., Ltd. ..........................................         27,000           527,398
     Kato Works Co., Ltd. ...........................................         58,000           149,351
     KAWADA TECHNOLOGIES, Inc. ......................................          3,000            44,944
     Kawai Musical Instruments Manufacturing Co., Ltd. ..............         80,000           161,223
     Kawakin Holdings Co., Ltd. .....................................         10,000            33,946
     Kawasaki Heavy Industries, Ltd. ................................        424,000         1,081,081
     Kawasaki Kasei Chemicals, Ltd. .................................         23,000            28,872
     Kawasaki Kinkai Kisen Kaisha, Ltd. .............................         28,000            71,056
     Kawasaki Kisen Kaisha, Ltd. ....................................        857,000         1,747,964
     Kawasumi Laboratories, Inc. ....................................         22,000           130,685
     KDDI Corp. .....................................................            242         1,772,736
     Keihan Electric Railway Co., Ltd. ..............................         98,000           448,124
     Keihanshin Real Estate Co., Ltd. ...............................         18,900            87,512
     Keihin Co., Ltd. (The) .........................................         59,000            68,967
     Keihin Corp. ...................................................         44,600           687,925
    #Keikyu Corp. ...................................................         88,000           790,436
    #Keio Corp. .....................................................        125,000           857,015
     Keisei Electric Railway Co., Ltd. ..............................        166,000         1,117,662
     Keiyo Bank, Ltd. (The) .........................................        273,000         1,326,234
    #Keiyo Co., Ltd. ................................................         41,100           239,295
    *Kenedix, Inc. ..................................................          3,507           519,910
     Kentucky Fried Chicken Japan, Ltd. .............................          5,000           127,857
     Kewpie Corp. ...................................................         95,700         1,304,880
    #Key Coffee, Inc. ...............................................         17,900           317,307
     Keyence Corp. ..................................................          2,369           602,225
     Kikkoman Corp. .................................................        149,050         1,648,234
    #Kimoto Co., Ltd. ...............................................         43,800           345,190
    #Kimura Chemical Plants Co., Ltd. ...............................         20,200            81,237
     Kinden Corp. ...................................................        164,000         1,346,739
   #*Kinki Nippon Tourist Co., Ltd. .................................         94,000           100,726
    *Kinki Sharyo Co., Ltd. .........................................         45,000           149,872
    #Kintetsu Corp. .................................................        257,000           901,586
     Kintetsu World Express, Inc. ...................................         10,300           313,771
   #*Kinugawa Rubber Industrial Co., Ltd. ...........................         36,000           271,675
     Kirin Holdings Co., Ltd. .......................................        200,980         2,458,895
     Kirindo Co., Ltd. ..............................................          2,700            16,323
    #Kisoji Co., Ltd. ...............................................         15,900           284,909
     Kissei Pharmaceutical Co., Ltd. ................................         34,600           649,888
     Kitagawa Iron Works Co., Ltd. ..................................        128,000           185,619
     Kita-Nippon Bank, Ltd. (The) ...................................         10,000           232,185
     Kitano Construction Corp. ......................................         89,000           192,476
     Kito Corp. .....................................................            151           104,948
     Kitz Corp. .....................................................        108,000           496,091
     Kiyo Holdings, Inc. ............................................        693,000           978,280
     Koa Corp. ......................................................         59,300           579,222
     Koatsu Gas Kogyo Co., Ltd. .....................................         26,000           145,599
    #Kobayashi Pharmaceutical Co., Ltd. .............................         10,700           530,391
     Kobayashi Yoko Co., Ltd. .......................................          1,900             4,281
     Kobe Steel, Ltd. ...............................................      1,557,000         2,604,022
     Koekisha Co., Ltd. .............................................          1,800            28,447
    #Kohnan Shoji Co., Ltd. .........................................         45,600           790,539
     Kohsoku Corp. ..................................................          5,000            39,112
     Koike Sanso Kogyo Co., Ltd. ....................................         40,000           102,111
     Koito Manufacturing Co., Ltd. ..................................         51,000           768,730
    #Kojima Co., Ltd. ...............................................         41,900           287,220
     Kokuyo Co., Ltd. ...............................................         96,464           718,404
     Komai Tekko, Inc. ..............................................         59,000           146,478

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Komatsu Seiren Co., Ltd. .......................................         47,000   $       212,672
     Komatsu Wall Industry Co., Ltd. ................................          9,900            90,182
    #Komatsu, Ltd. ..................................................         54,600         1,349,975
    #Komeri Co., Ltd. ...............................................         30,700           967,230
     Komori Corp. ...................................................         95,600           596,925
     Konaka Co., Ltd. ...............................................         40,280           142,351
    #Konami Co., Ltd. ...............................................         27,862           907,908
     Konami Corp. ADR ...............................................         19,770           651,026
     Kondotec, Inc. .................................................          2,000            22,345
     Konica Minolta Holdings, Inc. ..................................        323,500         2,353,157
     Konishi Co., Ltd. ..............................................         19,600           257,620
    *Kosaido Co., Ltd. ..............................................            600             1,601
     Kose Corp. .....................................................         22,300           531,343
    *Kosei Securities Co., Ltd. .....................................         58,000            44,804
     KRS Corp. ......................................................         11,500           127,615
    #K's Holdings Corp. .............................................         39,120         1,642,782
     KU Holdings Co., Ltd. ..........................................          7,800            37,067
     Kubota Corp. ...................................................          9,000            74,126
    #Kubota Corp. Sponsored ADR .....................................         46,500         1,906,965
    *Kumagai Gumi Co., Ltd. .........................................        168,000           150,072
    #Kumiai Chemical Industry Co., Ltd. .............................         79,000           278,864
    #Kura Corp. .....................................................          9,600           122,001
     Kurabo Industries, Ltd. ........................................        280,000           530,993
     Kuraray Co., Ltd. ..............................................         95,500         1,336,887
     Kuraudia Co., Ltd. .............................................          1,200            15,426
     Kureha Corp. ...................................................        154,000           687,783
    #Kurimoto, Ltd. .................................................        194,000           291,588
     Kurita Water Industries, Ltd. ..................................         15,200           418,565
    #Kuroda Electric Co., Ltd. ......................................         37,700           410,510
     Kurosaki Harima Corp. ..........................................         57,000           194,008
     Kusuri No Aoki Co., Ltd. .......................................          4,200            69,434
    #KYB Co., Ltd. ..................................................        150,000           861,971
     Kyocera Corp. ..................................................         10,215           897,961
    #Kyocera Corp. Sponsored ADR ....................................         28,900         2,570,944
     Kyoden Co., Ltd. ...............................................          7,000             9,988
     Kyodo Printing Co., Ltd. .......................................        118,000           268,777
     Kyodo Shiryo Co., Ltd. .........................................        118,000           130,293
     Kyoei Sangyo Co., Ltd. .........................................         21,000            35,017
    #Kyoei Steel, Ltd. ..............................................         18,200           321,850
    #Kyoei Tanker Co., Ltd. .........................................         35,000            49,596
    #Kyokuto Boeki Kaisha, Ltd. .....................................         10,000            25,073
     Kyokuto Kaihatsu Kogyo Co., Ltd. ...............................         58,800           318,953
     Kyokuto Securities Co., Ltd. ...................................         50,200           316,913
    #Kyokuyo Co., Ltd. ..............................................        114,000           256,133
     KYORIN Holdings, Inc. ..........................................         51,000           938,434
     Kyoritsu Maintenance Co., Ltd. .................................         16,840           271,216
     Kyosan Electric Manufacturing Co., Ltd. ........................        105,000           464,060
     Kyoto Kimono Yuzen Co., Ltd. ...................................         10,600           123,307
     Kyowa Exeo Corp. ...............................................         95,900           843,557
     Kyowa Hakko Kirin Co., Ltd. ....................................        176,000         1,983,523
     Kyowa Leather Cloth Co., Ltd. ..................................         13,100            45,190
     Kyudenko Corp. .................................................         67,000           405,239
     Kyushu Electric Power Co., Inc. ................................         65,200           863,149
   #*Laox Co., Ltd. .................................................        122,000            59,646
     Lawson, Inc. ...................................................         10,200           573,951
     LEC, Inc. ......................................................          4,200            79,323
   #*Leopalace21 Corp. ..............................................        209,100           570,328
     Life Corp. .....................................................         10,000           174,562
     Lintec Corp. ...................................................         42,600           899,923
     Lion Corp. .....................................................        118,000           657,652
    *Lonseal Corp. ..................................................         23,000            22,212

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    *Look, Inc. .....................................................         70,000   $       153,171
    *M3, Inc. .......................................................             26           117,583
     Mabuchi Motor Co., Ltd. ........................................         28,200         1,235,968
     Macnica, Inc. ..................................................         16,300           344,433
    #Macromill, Inc. ................................................          7,800            91,392
     Maeda Corp. ....................................................        236,000           860,379
     Maeda Road Construction Co., Ltd. ..............................         87,000           865,200
     Maezawa Kasei Industries Co., Ltd. .............................         14,200           153,052
     Maezawa Kyuso Industries Co., Ltd. .............................         16,100           215,423
     Makino Milling Machine Co., Ltd. ...............................        127,000           842,996
    #Makita Corp. ...................................................         14,500           541,337
     Makita Corp. Sponsored ADR .....................................         12,696           474,323
     Mamiya-Op Co., Ltd. ............................................         43,000            49,720
     Mandom Corp. ...................................................         14,100           360,033
     Marche Corp. ...................................................          2,000            17,673
     Mars Engineering Corp. .........................................          8,500           134,771
    #Marubeni Corp. .................................................        417,359         2,429,267
     Marubun Corp. ..................................................         27,100           104,567
     Marudai Food Co., Ltd. .........................................        181,000           603,147
    *Maruei Department Store Co., Ltd. ..............................         38,000            39,811
     Maruetsu, Inc. (The) ...........................................         67,000           236,124
     Maruha Nichiro Holdings, Inc. ..................................        300,815           543,329
     Marui Group Co., Ltd. ..........................................        253,700         1,972,328
     Maruichi Steel Tube, Ltd. ......................................         55,300         1,238,695
     Maruka Machinery Co., Ltd. .....................................          4,000            33,509
     Marusan Securities Co., Ltd. ...................................        107,500           386,187
    #Maruwa Co., Ltd. ...............................................         17,000           735,500
     Maruyama Manufacturing Co., Inc. ...............................         70,000           155,468
     Maruzen Showa Unyu Co., Ltd. ...................................         75,000           245,187
     Matsuda Sangyo Co., Ltd. .......................................         15,662           231,305
     Matsui Construction Co., Ltd. ..................................         27,000           106,832
   #*Matsui Securities Co., Ltd. ....................................         85,100           400,475
     Matsumotokiyoshi Holdings Co., Ltd. ............................         28,200           534,241
   #*Matsuya Co., Ltd. ..............................................         14,700            85,433
     Matsuya Foods Co., Ltd. ........................................         17,500           333,123
     Max Co., Ltd. ..................................................         40,000           477,873
     Maxvalu Tokai Co., Ltd. ........................................         11,600           156,803
   #*Mazda Motor Corp. ..............................................      1,046,000         2,198,637
     MEC Co., Ltd. ..................................................         20,100            71,310
     Medipal Holdings Corp. .........................................        175,900         1,640,846
     Megachips Corp. ................................................         21,100           291,097
     Megane TOP Co., Ltd. ...........................................         19,500           227,717
     Megmilk Snow Brand Co., Ltd. ...................................         45,100           867,010
    #Meidensha Corp. ................................................        140,000           527,096
     Meiji Holdings Co., Ltd. .......................................         46,210         2,025,959
     Meiji Shipping Co., Ltd. .......................................          6,200            17,409
     Meitec Corp. ...................................................          7,900           147,111
     Meito Sangyo Co., Ltd. .........................................          6,500            83,100
     Meito Transportation Co., Ltd. .................................          1,300             9,632
    #Meiwa Estate Co., Ltd. .........................................         26,500           121,110
     Meiwa Trading Co., Ltd. ........................................         42,200           118,911
     Melco Holdings, Inc. ...........................................          9,600           267,113
     Mesco, Inc. ....................................................          6,000            47,053
     Michinoku Bank, Ltd. (The) .....................................        152,000           293,396
     Mie Bank, Ltd. (The) ...........................................        104,000           239,944
     Mikuni Coca-Cola Bottling Co., Ltd. ............................         47,900           413,986
     Mikuni Corp. ...................................................          7,000            14,600
     Milbon Co., Ltd. ...............................................          5,280           162,050
     Mimasu Semiconductor Industry Co., Ltd. ........................         34,700           290,622
     Minato Bank, Ltd. (The) ........................................        219,000           376,191
    *Minebea Co., Ltd. ..............................................        210,000           748,347

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Ministop Co., Ltd. .............................................         29,200   $       525,267
     Miraca Holdings, Inc. ..........................................         20,800           793,266
     Mirait Holdings Corp. ..........................................         74,630           570,890
     Miroku Jyoho Service Co., Ltd. .................................          9,000            27,137
    *Misawa Homes Co., Ltd. .........................................         22,000           131,188
     Misumi Group, Inc. .............................................         18,600           387,016
     Mitani Corp. ...................................................         13,800           152,701
     Mito Securities Co., Ltd. ......................................         72,000            95,278
    *Mitsuba Corp. ..................................................         72,000           574,862
     Mitsubishi Chemical Holdings Corp. .............................        489,500         2,967,289
     Mitsubishi Corp. ...............................................        409,300         8,418,059
     Mitsubishi Electric Corp. ......................................        186,000         1,721,096
     Mitsubishi Estate Co., Ltd. ....................................         65,073         1,102,144
     Mitsubishi Gas Chemical Co., Inc. ..............................        375,000         2,447,509
     Mitsubishi Heavy Industries, Ltd. ..............................      1,078,000         4,392,344
     Mitsubishi Kakoki Kaisha, Ltd. .................................         66,000           126,748
     Mitsubishi Logistics Corp. .....................................        138,000         1,517,627
     Mitsubishi Materials Corp. .....................................        757,200         2,012,739
    *Mitsubishi Motors Corp. ........................................        634,000           837,499
    *Mitsubishi Paper Mills, Ltd. ...................................        290,000           273,834
     Mitsubishi Pencil Co., Ltd. ....................................         35,900           617,300
     Mitsubishi Shokuhin Co., Ltd. ..................................          8,600           199,583
     Mitsubishi Steel Manufacturing Co., Ltd. .......................        231,000           618,376
     Mitsubishi Tanabe Pharma Corp. .................................        116,000         2,006,485
     Mitsubishi UFJ Financial Group, Inc. ...........................      2,788,400        12,118,212
     Mitsubishi UFJ Financial Group, Inc. ADR .......................      1,847,677         8,000,441
     Mitsuboshi Belting, Ltd. .......................................         89,000           466,959
     Mitsui & Co., Ltd. .............................................        297,200         4,337,493
    #Mitsui & Co., Ltd. Sponsored ADR ...............................         15,592         4,599,640
     Mitsui Chemicals, Inc. .........................................        582,065         1,908,991
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................        846,000         1,343,719
     Mitsui Fudosan Co., Ltd. .......................................        201,000         3,342,688
     Mitsui High-Tec, Inc. ..........................................         45,400           204,333
     Mitsui Home Co., Ltd. ..........................................         46,000           230,858
     Mitsui Knowledge Industry Co., Ltd. ............................          1,115           177,690
    #Mitsui Matsushima Co., Ltd. ....................................        131,000           229,434
     Mitsui Mining & Smelting Co., Ltd. .............................        588,000         1,602,542
     Mitsui O.S.K. Lines, Ltd. ......................................        780,000         3,005,348
     Mitsui Sugar Co., Ltd. .........................................         94,000           391,617
     Mitsui-Soko Co., Ltd. ..........................................        144,000           504,470
     Mitsumi Electric Co., Ltd. .....................................        105,600           838,006
     Mitsumura Printing Co., Ltd. ...................................         15,000            47,787
     Mitsuuroko Co., Ltd. ...........................................         37,100           220,692
    #Miura Co., Ltd. ................................................         24,700           662,683
    #Miyachi Corp. ..................................................          3,500            29,532
    *Miyaji Engineering Group, Inc. .................................         72,000            70,813
     Miyazaki Bank, Ltd. (The) ......................................        203,000           428,146
     Miyoshi Oil & Fat Co., Ltd. ....................................         86,000           112,688
     Mizuho Financial Group, Inc. ...................................      8,025,160        11,232,729
     Mizuno Corp. ...................................................        107,000           518,520
     Mochida Pharmaceutical Co., Ltd. ...............................         51,000           521,301
    #Modec, Inc. ....................................................         18,100           315,978
     Monex Group, Inc. ..............................................          2,264           345,945
    #Mori Seiki Co., Ltd. ...........................................         97,800           881,839
     Morinaga & Co., Ltd. ...........................................        150,000           354,688
     Morinaga Milk Industry Co., Ltd. ...............................        241,000           953,948
     Morita Holdings Corp. ..........................................         43,000           231,601
     Morozoff, Ltd. .................................................         48,000           169,872
     Mory Industries, Inc. ..........................................         45,000           168,369
     MOS Food Services, Inc. ........................................         22,000           419,589
     Moshi Moshi Hotline, Inc. ......................................         34,500           331,635

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Mr Max Corp. ...................................................         35,900   $       135,510
     MS&AD Insurance Group Holdings, Inc. ...........................        207,074         4,055,825
     Murata Manufacturing Co., Ltd. .................................         43,900         2,452,168
     Musashi Seimitsu Industry Co., Ltd. ............................         10,700           252,942
     Musashino Bank, Ltd. ...........................................         41,700         1,326,070
     Mutoh Holdings Co., Ltd. .......................................         43,000            70,911
     Nabtesco Corp. .................................................         36,000           788,458
     NAC CO., LTD ...................................................          3,300            61,807
     Nachi-Fujikoshi Corp. ..........................................        206,000         1,141,702
     Nagaileben Co., Ltd. ...........................................         17,200           237,031
     Nagano Bank, Ltd. (The) ........................................         71,000           144,030
     Nagano Keiki Co., Ltd. .........................................          1,900            17,738
     Nagase & Co., Ltd. .............................................        135,300         1,523,242
     Nagatanien Co., Ltd. ...........................................          7,000            76,393
     Nagoya Railroad Co., Ltd. ......................................        213,000           556,863
     Naikai Zosen Corp. .............................................          3,000            11,998
     Nakabayashi Co., Ltd. ..........................................         59,000           137,733
     Nakamuraya Co., Ltd. ...........................................         29,000           147,652
     Nakano Corp. ...................................................         33,000            75,640
    *Nakayama Steel Works, Ltd. .....................................        165,000           163,760
     Namco Bandai Holdings, Inc. ....................................        183,800         2,665,025
    #Nankai Electric Railway Co., Ltd. ..............................        133,000           544,170
    #Nanto Bank, Ltd. (The) .........................................        245,000         1,306,036
     Natori Co., Ltd. ...............................................          4,600            48,150
     NEC Capital Solutions, Ltd. ....................................         18,800           269,631
    *NEC Corp. ......................................................      1,780,800         3,962,557
     NEC Fielding, Ltd. .............................................         21,500           260,074
     NEC Mobiling, Ltd. .............................................         12,000           400,662
     NEC Networks & System Integration Corp. ........................         25,700           386,426
     Net One Systems Co., Ltd. ......................................            272           707,472
     Neturen Co., Ltd. ..............................................         48,500           363,419
    *New Japan Radio Co., Ltd. ......................................         46,000            76,463
     NGK Insulators, Ltd. ...........................................         34,000           391,950
     NGK Spark Plug Co., Ltd. .......................................        126,000         1,561,850
     NHK Spring Co., Ltd. ...........................................        130,000         1,189,796
     Nice Holdings, Inc. ............................................         88,000           178,684
     Nichia Steel Works, Ltd. .......................................         53,000           134,548
     Nichias Corp. ..................................................        116,000           630,095
     Nichiban Co., Ltd. .............................................         38,000           127,594
     Nichicon Corp. .................................................         69,200           817,072
     Nichiden Corp. .................................................          6,300           203,754
     Nichiha Corp. ..................................................         36,600           426,607
     Nichii Gakkan Co. ..............................................         51,900           518,454
    *Nichimo Co., Ltd. ..............................................         15,000            26,305
     Nichirei Corp. .................................................        317,000         1,407,045
     Nichireki Co., Ltd. ............................................         35,000           171,499
     Nidec Copal Corp. ..............................................         14,400           152,616
     Nidec Corp. ....................................................          4,542           374,400
     Nidec Corp. ADR ................................................          9,900           203,247
     Nidec Sankyo Corp. .............................................         38,000           241,895
    #Nidec Tosok Corp. ..............................................         17,300           208,000
     Nifco, Inc. ....................................................         53,800         1,403,175
     NIFTY Corp. ....................................................            194           225,113
     Nihon Chouzai Co., Ltd. ........................................          3,750           137,076
    #Nihon Dempa Kogyo Co., Ltd. ....................................         23,700           324,065
     Nihon Eslead Corp. .............................................         14,200           118,928
    *Nihon Inter Electronics Corp. ..................................         19,200            25,588
     Nihon Kagaku Sangyo Co., Ltd. ..................................         11,000            76,658
     Nihon Kohden Corp. .............................................         28,800           672,366
     Nihon M&A Center, Inc. .........................................             29           163,689
    #Nihon Nohyaku Co., Ltd. ........................................         87,000           382,308

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nihon Parkerizing Co., Ltd. ....................................         41,000   $       551,941
     Nihon Plast Co., Ltd. ..........................................          2,900            22,112
     Nihon Shokuh Kako Co., Ltd. ....................................          7,000            33,894
     Nihon Trim Co., Ltd. ...........................................          1,800            42,056
    #Nihon Unisys, Ltd. .............................................         76,000           430,301
     Nihon Yamamura Glass Co., Ltd. .................................        175,000           404,477
     Nikkiso Co., Ltd. ..............................................         57,000           473,979
     Nikko Co., Ltd. ................................................         28,000           102,656
     Nikon Corp. ....................................................         47,000         1,052,381
     Nintendo Co., Ltd. .............................................          6,900         1,041,007
     Nippo Corp. ....................................................         65,000           572,442
     Nippon Beet Sugar Manufacturing Co., Ltd. ......................        156,000           321,347
    #Nippon Carbide Industries Co., Inc. ............................         78,000           114,298
     Nippon Carbon Co., Ltd. ........................................        120,000           353,493
     Nippon Ceramic Co., Ltd. .......................................         26,300           478,687
    #Nippon Chemical Industrial Co., Ltd. ...........................        141,000           250,943
     Nippon Chemi-Con Corp. .........................................        166,000           632,320
    #Nippon Chemiphar Co., Ltd. .....................................         16,000            62,377
     Nippon Chuzo K.K. ..............................................         27,000            48,437
    #Nippon Coke & Engineering Co., Ltd. ............................        330,000           449,268
    *Nippon Columbia Co., Ltd. ......................................        166,000            60,687
     Nippon Concrete Industries Co., Ltd. ...........................         33,000            78,907
     Nippon Conveyor Co., Ltd. ......................................         57,000            51,420
     Nippon Denko Co., Ltd. .........................................         86,000           458,674
     Nippon Densetsu Kogyo Co., Ltd. ................................         52,000           515,957
     Nippon Denwa Shisetu Co., Ltd. .................................         52,000           165,786
     Nippon Electric Glass Co., Ltd. ................................        273,000         2,449,139
     Nippon Express Co., Ltd. .......................................        571,000         2,207,453
     Nippon Felt Co., Ltd. ..........................................         15,100            73,176
     Nippon Filcon Co., Ltd. ........................................         16,300            85,502
     Nippon Fine Chemical Co., Ltd. .................................         23,700           151,183
     Nippon Flour Mills Co., Ltd. ...................................        167,000           747,012
   #*Nippon Formula Feed Manufacturing Co., Ltd. ....................        105,000           138,434
     Nippon Gas Co., Ltd. ...........................................         16,800           256,181
     Nippon Hume Corp. ..............................................         31,000           115,902
     Nippon Jogesuido Sekkei Co., Ltd. ..............................             82           107,180
     Nippon Kanzai Co., Ltd. ........................................          2,800            51,720
     Nippon Kasei Chemical Co., Ltd. ................................         32,000            59,195
     Nippon Kayaku Co., Ltd. ........................................        159,000         1,555,664
   #*Nippon Kinzoku Co., Ltd. .......................................         87,000           146,255
     Nippon Koei Co., Ltd. ..........................................        107,000           376,544
     Nippon Konpo Unyu Soko Co., Ltd. ...............................         73,000           751,648
     Nippon Koshuha Steel Co., Ltd. .................................        105,000           110,734
     Nippon Light Metal Co., Ltd. ...................................        606,000           879,354
     Nippon Meat Packers, Inc. ......................................        159,000         1,981,849
   #*Nippon Metal Industry Co., Ltd. ................................        146,000           142,797
     Nippon Paint Co., Ltd. .........................................        191,000         1,454,271
    #Nippon Paper Group, Inc. .......................................        116,102         2,660,897
     Nippon Parking Development Co., Ltd. ...........................            143             6,403
     Nippon Pillar Packing Co., Ltd. ................................         38,000           242,775
    *Nippon Piston Ring Co., Ltd. ...................................        119,000           228,280
     Nippon Rietec Co., Ltd. ........................................          1,000             3,741
     Nippon Road Co., Ltd. (The) ....................................         88,000           226,776
     Nippon Seiki Co., Ltd. .........................................         47,000           472,205
     Nippon Seisen Co., Ltd. ........................................         51,000           261,560
     Nippon Sharyo, Ltd. ............................................         75,000           302,571
     Nippon Sheet Glass Co., Ltd. ...................................        853,000         1,839,358
     Nippon Shinyaku Co., Ltd. ......................................         66,000           767,560
     Nippon Shokubai Co., Ltd. ......................................        115,000         1,172,912
    #Nippon Signal Co., Ltd. ........................................        103,900           761,341
     Nippon Soda Co., Ltd. ..........................................        162,000           745,735

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nippon Steel Corp. .............................................      1,548,000   $     4,035,973
     Nippon Steel Trading Co., Ltd. .................................         66,000           171,723
     Nippon Suisan Kaisha, Ltd. .....................................        240,800           813,406
     Nippon Synthetic Chemical Industry Co., Ltd. (The) .............         65,000           361,075
     Nippon Telegraph & Telephone Corp. .............................          5,100           261,609
     Nippon Telegraph & Telephone Corp. ADR .........................         68,900         1,767,285
     Nippon Television Network Corp. ................................          3,800           537,841
     Nippon Thompson Co., Ltd. ......................................         92,000           592,564
    #Nippon Tungsten Co., Ltd. ......................................         31,000            68,522
     Nippon Valqua Industries, Ltd. .................................        133,000           333,763
    *Nippon Yakin Kogyo Co., Ltd. ...................................        186,000           325,791
     Nippon Yusen K.K. ..............................................      1,038,904         2,620,168
     Nippon Yusoki Co., Ltd. ........................................         31,000            83,250
    #Nipro Corp. ....................................................        126,000         1,068,268
    *NIS Group Co., Ltd. ADR ........................................         30,800               924
     Nishimatsu Construction Co., Ltd. ..............................        519,000           852,552
     Nishimatsuya Chain Co., Ltd. ...................................         51,100           394,860
     Nishi-Nippon Bank, Ltd. ........................................        802,000         2,187,129
     Nishi-Nippon Railroad Co., Ltd. ................................        148,000           682,000
    *Nishishiba Electric Co., Ltd. ..................................         10,000            15,370
    #Nissan Chemical Industries, Ltd. ...............................         55,200           542,277
     Nissan Motor Co., Ltd. .........................................        659,900         6,067,615
     Nissan Shatai Co., Ltd. ........................................         95,000           851,708
   #*Nissan Tokyo Sales Holdings Co., Ltd. ..........................         36,000            50,110
     Nissei Corp. ...................................................         20,100           181,345
     Nissei Plastic Industrial Co., Ltd. ............................          7,600            22,794
     Nissen Holdings Co., Ltd. ......................................         30,000           181,579
    #Nissha Printing Co., Ltd. ......................................         34,600           407,722
     Nisshin Fudosan Co., Ltd. ......................................         38,300           217,073
     Nisshin Oillio Group, Ltd. (The) ...............................        145,000           648,303
     Nisshin Seifun Group, Inc. .....................................        127,200         1,563,358
     Nisshin Steel Co., Ltd. ........................................        829,000         1,312,170
    *Nisshin Sugar Holdings Co., Ltd. ...............................          4,700           102,140
     Nisshinbo Holdings, Inc. .......................................        172,000         1,561,532
     Nissin Corp. ...................................................         88,000           205,039
     Nissin Electric Co., Ltd. ......................................         32,000           196,820
    #Nissin Foods Holdings Co., Ltd. ................................         19,175           738,583
     Nissin Kogyo Co., Ltd. .........................................         40,300           567,889
     Nissui Pharmaceutical Co., Ltd. ................................         17,700           151,487
     Nitchitsu Co., Ltd. ............................................         11,000            23,210
     Nitori Holdings Co., Ltd. ......................................          4,500           430,363
     Nitta Corp. ....................................................         28,800           522,778
     Nittan Valve Co., Ltd. .........................................         27,500            90,455
     Nittetsu Mining Co., Ltd. ......................................        103,000           418,104
     Nitto Boseki Co., Ltd. .........................................        291,000           870,777
     Nitto Denko Corp. ..............................................         41,800         1,755,943
     Nitto FC Co., Ltd. .............................................          5,100            29,534
     Nitto Kogyo Corp. ..............................................         51,700           597,866
     Nitto Kohki Co., Ltd. ..........................................         11,300           255,976
     Nitto Seiko Co., Ltd. ..........................................         39,000            99,819
    #Nittoc Construction Co., Ltd. ..................................         29,000            34,441
     NKSJ Holdings, Inc. ............................................        136,200         2,723,973
     Noevir Holdings Co., Ltd. ......................................         10,100           112,805
    #NOF Corp. ......................................................        178,000           834,422
     Nohmi Bosai, Ltd. ..............................................         34,000           210,406
     NOK Corp. ......................................................        108,000         1,827,768
    #Nomura Co., Ltd. ...............................................         56,000           164,780
     Nomura Holdings, Inc. ..........................................        917,900         3,497,360
    #Nomura Holdings, Inc. ADR ......................................        402,117         1,532,066
     Nomura Real Estate Holdings, Inc. ..............................         95,000         1,531,459
     Nomura Research Institute, Ltd. ................................         12,800           287,873

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Noritake Co., Ltd. .............................................        130,000   $       413,985
    *Noritsu Koki Co., Ltd. .........................................         26,000           116,921
     Noritz Corp. ...................................................         26,200           532,533
     NS Solutions Corp. .............................................         17,500           380,762
    *NS United Kaiun Kaisha, Ltd. ...................................        169,000           252,968
     NSD Co., Ltd. ..................................................         41,200           328,203
     NSK, Ltd. ......................................................        248,000         1,874,056
    #NTN Corp. ......................................................        411,000         1,815,375
     NTT Data Corp. .................................................            202           677,186
     NTT DoCoMo, Inc. ...............................................          1,672         2,969,544
    #NTT DoCoMo, Inc. Sponsored ADR .................................         44,600           793,434
     Obara Corp. ....................................................         15,200           189,512
     Obayashi Corp. .................................................        439,000         2,015,489
     Obayashi Road Corp. ............................................         59,000           143,547
     Obic Business Consultants Co., Ltd. ............................          2,550           124,651
     Obic Co., Ltd. .................................................          6,670         1,261,032
    #Odakyu Electric Railway Co., Ltd. ..............................         94,000           880,722
     Oenon Holdings, Inc. ...........................................         51,000           115,339
     Ogaki Kyoritsu Bank, Ltd. (The) ................................        362,000         1,122,233
     Ohara, Inc. ....................................................          9,500            92,281
     Ohashi Technica, Inc. ..........................................          3,000            20,111
     Oie Sangyo Co., Ltd. ...........................................          1,200            12,053
     Oiles Corp. ....................................................         24,068           432,105
     Oita Bank, Ltd. (The) ..........................................        249,000           706,702
    #OJI Paper Co., Ltd. ............................................        533,000         2,636,356
     Okabe Co., Ltd. ................................................         54,900           267,701
     Okamoto Industries, Inc. .......................................         71,000           290,197
    *Okamoto Machine Tool Works, Ltd. ...............................         47,000            61,136
     Okamura Corp. ..................................................         77,000           467,114
     Okano Valve Manufacturing Co., Ltd. ............................          4,000            13,297
     Okasan Securities Group, Inc. ..................................        216,000           663,048
     Okaya Electric Industries Co., Ltd. ............................          6,700            29,723
     Oki Electric Cable Co., Ltd. ...................................         12,000            21,115
    *Oki Electric Industry Co., Ltd. ................................        609,000           518,308
     Okinawa Electric Power Co., Ltd. ...............................          9,880           402,869
    *OKK Corp. ......................................................        126,000           143,434
    #OKUMA Corp. ....................................................        147,000         1,081,993
     Okumura Corp. ..................................................        204,000           805,167
     Okura Industrial Co., Ltd. .....................................         59,000           218,273
     Okuwa Co., Ltd. ................................................         26,000           362,740
     Olympic Corp. ..................................................         19,000           168,405
    #Olympus Corp. ..................................................         14,000           213,346
     Omikenshi Co., Ltd. ............................................         24,000            13,315
     Omron Corp. ....................................................         68,100         1,467,650
    #Ono Pharmaceutical Co., Ltd. ...................................         19,400         1,054,820
    *ONO Sokki Co., Ltd. ............................................         25,000            68,177
     Onoken Co., Ltd. ...............................................         16,700           135,858
     Onward Holdings Co., Ltd. ......................................        139,000         1,023,319
     Optex Co., Ltd. ................................................         16,000           194,641
     Oracle Corp. Japan .............................................          5,800           200,115
    #Organo Corp. ...................................................         63,000           494,070
     Oriental Land Co., Ltd. ........................................          5,200           516,782
     Origin Electric Co., Ltd. ......................................         27,000            98,071
     Osaka Gas Co., Ltd. ............................................        301,000         1,138,989
    #Osaka Organic Chemical Industry, Ltd. ..........................         16,800            79,023
     Osaka Steel Co., Ltd. ..........................................         18,300           307,966
     Osaka Titanium Technologies Co., Ltd. ..........................          4,600           253,366
     Osaki Electric Co., Ltd. .......................................         28,000           248,821
     OSG Corp. ......................................................         30,600           392,115
     Otsuka Corp. ...................................................          6,400           444,570
     Oyo Corp. ......................................................         23,800           237,089

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    #P.S. Mitsubishi Construction Co., Ltd. .........................         24,000   $        69,382
     Pacific Industrial Co., Ltd. ...................................         71,000           354,165
     Pacific Metals Co., Ltd. .......................................        149,000           860,742
     Pack Corp. (The) ...............................................         13,500           202,829
     Pal Co., Ltd. ..................................................          7,900           287,141
    *Paltac Corp. ...................................................         10,100           180,095
     PanaHome Corp. .................................................        104,000           716,829
     Panasonic Corp. ................................................        595,700         6,021,986
     Panasonic Corp. Sponsored ADR ..................................        204,353         2,051,704
     Panasonic Electric Works Information Systems Co., Ltd. .........          1,800            48,903
    *Paramount Bed Holdings Co., Ltd. ...............................         19,800           469,041
     Parco Co., Ltd. ................................................         59,500           445,990
     Paris Miki Holdings, Inc. ......................................         31,100           250,948
     Park24 Co., Ltd. ...............................................         25,600           294,343
    #Pasco Corp. ....................................................         29,000            92,864
     Pasona Group, Inc. .............................................            108           104,406
     PCA Corp. ......................................................          1,000            11,807
    #Penta-Ocean Construction Co., Ltd. .............................        370,000         1,175,714
    #PGM Holdings K.K. ..............................................            630           413,983
    *PIA Corp. ......................................................          4,400            43,807
     Pigeon Corp. ...................................................          8,600           317,738
     Pilot Corp. ....................................................            158           324,616
     Piolax, Inc. ...................................................         13,900           300,640
    *Pioneer Electronic Corp. .......................................        176,400           707,320
     Plenus Co., Ltd. ...............................................         18,000           276,952
     Point, Inc. ....................................................          4,730           204,015
     Poplar Co., Ltd. ...............................................          3,500            19,407
     Press Kogyo Co., Ltd. ..........................................        144,000           673,287
     Prima Meat Packers, Ltd. .......................................        200,000           260,988
     Pronexus, Inc. .................................................         30,900           151,686
     Raito Kogyo Co., Ltd. ..........................................         59,800           248,739
    *Rasa Industries, Ltd. ..........................................         80,000           129,386
   #*Renesas Electronics Corp. ......................................        210,400         1,469,410
     Rengo Co., Ltd. ................................................        263,710         1,740,436
   #*Renown, Inc. ...................................................         76,600           144,661
     Resona Holdings, Inc. ..........................................         89,100           399,389
     Resorttrust, Inc. ..............................................         32,900           492,141
     Rheon Automatic Machinery Co., Ltd. ............................          7,000            15,746
     Rhythm Watch Co., Ltd. .........................................        181,000           246,513
     Ricoh Co., Ltd. ................................................        453,619         3,717,857
     Ricoh Leasing Co., Ltd. ........................................         20,900           457,102
     Right On Co., Ltd. .............................................         11,700            79,694
     Riken Corp. ....................................................        134,000           548,977
     Riken Keiki Co., Ltd. ..........................................         21,000           147,320
     Riken Technos Corp. ............................................         62,000           189,118
     Riken Vitamin Co., Ltd. ........................................         12,100           344,066
     Ringer Hut Co., Ltd. ...........................................          7,600           102,162
    #Rinnai Corp. ...................................................         17,400         1,299,897
    *Riso Kagaku Corp. ..............................................         20,079           344,714
     Riso Kyoiku Co., Ltd. ..........................................            875            48,876
     Rock Field Co., Ltd. ...........................................         16,700           268,538
    #Rohm Co., Ltd. .................................................         66,700         3,398,462
     Rohto Pharmaceutical Co., Ltd. .................................         62,000           714,236
     Roland Corp. ...................................................         33,100           289,165
     Roland DG Corp. ................................................         13,000           136,484
     Round One Corp. ................................................        103,700           757,134
     Royal Holdings Co., Ltd. .......................................         50,100           563,108
     Ryobi, Ltd. ....................................................        154,000           621,590
     Ryoden Trading Co., Ltd. .......................................         56,000           323,388
     Ryohin Keikaku Co., Ltd. .......................................         15,175           720,163
     Ryosan Co., Ltd. ...............................................         41,800           859,488

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Ryoyo Electro Corp. ............................................         50,100   $       455,109
     S Foods, Inc. ..................................................         27,000           202,789
     S.T. Chemical Co., Ltd. ........................................          8,000           104,069
    *Sagami Chain Co., Ltd. .........................................         20,000           126,436
    #Saibu Gas Co., Ltd. ............................................        205,000           505,560
     Saizeriya Co., Ltd. ............................................         21,600           350,062
     Sakai Chemical Industry Co., Ltd. ..............................        117,000           463,737
     Sakai Heavy Industries, Ltd. ...................................         54,000            96,399
    *Sakai Ovex Co., Ltd. ...........................................         63,000            87,822
     Sakata INX Corp. ...............................................         87,000           382,693
     Sakata Seed Corp. ..............................................         44,300           626,881
     Sala Corp. .....................................................         58,500           350,433
     San-A Co., Ltd. ................................................          7,800           300,356
     San-Ai Oil Co., Ltd. ...........................................         86,000           373,374
    #Sanden Corp. ...................................................        238,000           816,313
     Sangetsu Co., Ltd. .............................................         13,700           358,330
     San-in Godo Bank, Ltd. (The) ...................................        188,000         1,366,651
    *Sanix, Inc. ....................................................         22,200            70,591
    #Sankei Building Co., Ltd. ......................................         62,800           261,560
     Sanken Electric Co., Ltd. ......................................        121,000           453,969
     Sanki Engineering Co., Ltd. ....................................         63,000           339,192
     Sanko Marketing Foods Co., Ltd. ................................             62            62,822
    #Sanko Metal Industrial Co., Ltd. ...............................         21,000            67,732
     Sankyo Co., Ltd. ...............................................         21,100         1,102,620
     Sankyo Seiko Co., Ltd. .........................................         54,900           178,240
   #*Sankyo-Tateyama Holdings, Inc. .................................        478,000           601,308
     Sankyu, Inc. ...................................................        232,000           918,597
     Sanoh Industrial Co., Ltd. .....................................         51,800           445,698
     Sanrio Co., Ltd. ...............................................         11,500           568,252
     Sanshin Electronics Co., Ltd. ..................................         46,300           388,162
    *Sansui Electric Co., Ltd. ......................................        147,000             3,761
    #Santen Pharmaceutical Co., Ltd. ................................         14,600           544,778
     Sanwa Holdings Corp. ...........................................        258,000           772,790
     Sanyo Chemical Industries, Ltd. ................................         70,000           452,670
     Sanyo Denki Co., Ltd. ..........................................         47,000           278,290
     Sanyo Housing Nagoya Co., Ltd. .................................             93            87,426
     Sanyo Shokai, Ltd. .............................................        124,000           292,443
     Sanyo Special Steel Co., Ltd. ..................................        130,000           707,295
     Sapporo Hokuyo Holdings, Inc. ..................................        387,600         1,283,591
    *Sapporo Holdings, Ltd. .........................................        364,000         1,356,990
     Sasebo Heavy Industries Co., Ltd. ..............................        137,000           204,570
    *Sata Construction Co., Ltd. ....................................         85,000            74,844
     Sato Corp. .....................................................         38,600           469,851
     Sato Shoji Corp. ...............................................         19,700           109,632
     Satori Electric Co., Ltd. ......................................         20,200           123,070
    #Sawai Pharmaceutical Co., Ltd. .................................          1,900           177,728
     Saxa Holdings, Inc. ............................................         86,000           130,655
     SBI Holdings, Inc. .............................................         26,940         2,243,245
     Scroll Corp. ...................................................         33,300           111,357
     Secom Co., Ltd. ................................................         13,300           628,999
     Secom Joshinetsu Co., Ltd. .....................................          1,500            43,795
     Sega Sammy Holdings, Inc. ......................................         54,612         1,187,375
     Seibu Electric Industry Co., Ltd. ..............................         16,000            69,182
     Seika Corp. ....................................................         65,000           160,877
     Seikagaku Corp. ................................................         33,700           365,504
    *Seikitokyu Kogyo Co., Ltd. .....................................        121,000            74,328
    #Seiko Epson Corp. ..............................................        142,200         1,869,028
    #Seiko Holdings Corp. ...........................................        106,000           262,341
     Seino Holdings Co., Ltd. .......................................        197,000         1,477,972
     Seiren Co., Ltd. ...............................................         81,500           483,965
     Sekisui Chemical Co., Ltd. .....................................        257,000         2,016,745

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Sekisui House, Ltd. ............................................        393,000   $     3,517,998
     Sekisui Jushi Co., Ltd. ........................................         60,000           565,956
     Sekisui Plastics Co., Ltd. .....................................         90,000           355,018
     Senko Co., Ltd. ................................................        135,000           511,874
     Senshu Electric Co., Ltd. ......................................          9,500           116,792
     Senshu Ikeda Holdings, Inc. ....................................        487,900           712,342
     Senshukai Co., Ltd. ............................................         41,400           275,255
     Seven & I Holdings Co., Ltd. ...................................        186,552         4,978,279
     Sharp Corp. ....................................................        363,000         3,346,152
    #Shibaura Mechatronics Corp. ....................................         41,000           126,464
     Shibusawa Warehouse Co., Ltd. ..................................         56,000           161,239
     Shibuya Kogyo Co., Ltd. ........................................          7,300            74,030
    #Shiga Bank, Ltd. ...............................................        261,000         1,680,586
     Shikibo, Ltd. ..................................................        165,000           191,992
     Shikoku Bank, Ltd. .............................................        194,000           683,213
     Shikoku Chemicals Corp. ........................................         55,000           308,382
    #Shikoku Electric Power Co., Inc. ...............................         29,600           756,644
    #Shima Seiki Manufacturing Co., Ltd. ............................         33,400           621,620
     Shimachu Co., Ltd. .............................................         53,400         1,151,738
     Shimadzu Corp. .................................................        165,000         1,404,684
     Shimamura Co., Ltd. ............................................          7,500           750,080
     Shimano, Inc. ..................................................          8,200           409,485
     Shimizu Bank, Ltd. .............................................         10,300           379,196
     Shimizu Corp. ..................................................        370,000         1,592,127
     Shimojima Co., Ltd. ............................................          1,500            18,209
     Shin Nippon Air Technologies Co., Ltd. .........................         26,100           133,333
     Shinagawa Refractories Co., Ltd. ...............................        128,000           352,158
    #Shindengen Electric Manufacturing Co., Ltd. ....................         92,000           391,465
     Shin-Etsu Chemical Co., Ltd. ...................................         35,800         1,838,501
     Shin-Etsu Polymer Co., Ltd. ....................................         51,000           244,066
    #Shinkawa, Ltd. .................................................         35,000           186,696
     Shin-Keisei Electric Railway Co., Ltd. .........................         25,000           110,667
    #Shinko Electric Industries Co., Ltd. ...........................         83,900           606,229
     Shinko Plantech Co., Ltd. ......................................         27,400           243,380
     Shinko Shoji Co., Ltd. .........................................         35,800           276,466
     Shinko Wire Co., Ltd. ..........................................         47,000            68,069
    #Shin-Kobe Electric Machinery Co., Ltd. .........................         14,000           240,262
     Shinmaywa Industries, Ltd. .....................................        171,000           578,124
     Shinnihon Corp. ................................................         36,600            93,085
     Shinsei Bank, Ltd. .............................................        988,000         1,085,894
     Shinsho Corp. ..................................................         74,000           170,759
     Shinwa Co., Ltd. ...............................................          5,000            55,447
    #Shionogi & Co., Ltd. ...........................................         58,100           790,888
     Ship Healthcare Holdings, Inc. .................................         34,000           826,585
    #Shiroki Corp. ..................................................        132,000           374,193
     Shiseido Co., Ltd. .............................................         31,500           576,556
     Shizuki Electric Co., Inc. .....................................         24,000            88,746
    #Shizuoka Bank, Ltd. ............................................        372,000         3,609,216
     Shizuoka Gas Co., Ltd. .........................................         71,000           429,147
     Sho-Bond Corp. .................................................         20,600           459,525
     Shobunsha Publications, Inc. ...................................         17,200           124,170
    #Shochiku Co., Ltd. .............................................         54,000           489,919
     Shoei Co., Ltd. ................................................            600             4,037
     Shoko Co., Ltd. ................................................         97,000           142,990
    #Showa Aircraft Industry Co., Ltd. ..............................         11,000            71,487
    *Showa Corp. ....................................................         80,600           466,830
     Showa Denko K.K. ...............................................        913,000         1,656,439
     Showa Sangyo Co., Ltd. .........................................         91,000           274,380
     Showa Shell Sekiyu K.K. ........................................        124,100           898,224
     Siix Corp. .....................................................         18,600           237,554
    *Silver Seiko, Ltd. .............................................        119,000             1,522

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Simplex Holdings, Inc. .........................................            141   $        52,005
     Sinanen Co., Ltd. ..............................................         70,000           318,239
     Sinfonia Technology Co., Ltd. ..................................         92,000           228,469
     Sintokogio, Ltd. ...............................................         71,600           647,977
    #SKY Perfect JSAT Holdings, Inc. ................................          2,084         1,012,838
     SMC Corp. ......................................................          5,100           793,263
     SMK Corp. ......................................................         87,000           286,506
     SNT Corp. ......................................................         29,300           113,394
     Soda Nikka Co., Ltd. ...........................................         13,000            56,127
    #Sodick Co., Ltd. ...............................................         79,700           440,039
     Soft99 Corp. ...................................................         10,600            60,436
     Softbank Corp. .................................................         47,700         1,548,134
     Sogo Medical Co., Ltd. .........................................          5,300           177,217
     Sohgo Security Services Co., Ltd. ..............................         74,300           778,847
     Sojitz Corp. ...................................................      1,462,900         2,482,634
     So-net Entertainment Corp. .....................................            131           519,248
     Sonton Food Industry Co., Ltd. .................................          3,000            25,909
     Sony Corp. .....................................................          2,000            41,727
    #Sony Corp. Sponsored ADR .......................................        352,589         7,393,791
    #Sony Financial Holdings, Inc. ..................................         22,200           369,294
     Soshin Electric Co., Ltd. ......................................          7,200            32,163
     Sotetsu Holdings, Inc. .........................................        236,000           726,199
     Sotoh Co., Ltd. ................................................          6,300            61,347
     Space Co., Ltd. ................................................          3,700            22,271
     SPK Corp. ......................................................          5,700            91,973
     Square Enix Holdings Co., Ltd. .................................         56,600         1,075,772
     SRA Holdings, Inc. .............................................         15,500           148,332
     SRI Sports, Ltd. ...............................................         15,000           159,748
     St. Marc Holdings Co., Ltd. ....................................          8,000           295,878
     Stanley Electric Co., Ltd. .....................................        123,600         1,808,585
     Star Micronics Co., Ltd. .......................................         47,900           469,139
     Starzen Co., Ltd. ..............................................         85,000           247,909
    #Stella Chemifa Corp. ...........................................          7,000           202,749
     Studio Alice Co., Ltd. .........................................         10,000           173,142
     Subaru Enterprise Co., Ltd. ....................................          9,000            26,336
     Sugi Holdings Co., Ltd. ........................................          6,400           167,024
     Sugimoto & Co., Ltd. ...........................................         10,300            91,591
   #*Sumco Corp. ....................................................         84,960           859,124
     Sumida Corp. ...................................................         19,700           152,924
     Sumikin Bussan Corp. ...........................................        114,000           252,356
     Suminoe Textile Co., Ltd. ......................................         88,000           148,497
    *Sumiseki Holdings, Inc. ........................................         11,700            10,228
    #Sumisho Computer Systems Corp. .................................         56,559           885,574
     Sumitomo Bakelite Co., Ltd. ....................................        205,000         1,200,312
     Sumitomo Chemical Co., Ltd. ....................................        601,000         2,218,283
     Sumitomo Corp. .................................................        404,900         5,013,128
     Sumitomo Densetsu Co., Ltd. ....................................         29,800           175,644
     Sumitomo Electric Industries, Ltd. .............................        276,900         3,070,119
     Sumitomo Forestry Co., Ltd. ....................................        161,300         1,395,744
     Sumitomo Heavy Industries, Ltd. ................................        352,480         2,001,634
   #*Sumitomo Light Metal Industries, Ltd. ..........................        486,000           414,443
     Sumitomo Metal Industries, Ltd. ................................        216,000           406,210
     Sumitomo Metal Mining Co., Ltd. ................................        142,000         1,954,702
    *Sumitomo Mitsui Construction Co., Ltd. .........................        152,200           101,930
     Sumitomo Mitsui Financial Group, Inc. ..........................        490,370        13,706,590
    #Sumitomo Osaka Cement Co., Ltd. ................................        453,000         1,372,315
     Sumitomo Pipe & Tube Co., Ltd. .................................         41,400           263,826
    #Sumitomo Precision Products Co., Ltd. ..........................         49,000           317,501
     Sumitomo Real Estate Sales Co., Ltd. ...........................          6,090           244,944
     Sumitomo Realty & Development Co., Ltd. ........................         26,000           538,905
     Sumitomo Rubber Industries, Ltd. ...............................         95,600         1,194,318

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Sumitomo Seika Chemicals Co., Ltd. .............................         85,000   $       383,462
     Sumitomo Warehouse Co., Ltd. ...................................        192,000           860,515
     Sundrug Co., Ltd. ..............................................          6,000           177,067
     Sunx, Ltd. .....................................................         44,000           243,652
     Suruga Bank, Ltd. ..............................................        245,000         2,042,330
     Suzuken Co., Ltd. ..............................................         83,100         1,988,161
     Suzuki Motor Corp. .............................................         78,200         1,658,555
    *SWCC Showa Holdings Co., Ltd. ..................................        407,000           385,977
   #*SxL Corp. ......................................................         85,000           176,017
    #Sysmex Corp. ...................................................          7,000           230,090
     Systena Corp. ..................................................            210           145,589
     T&D Holdings, Inc. .............................................        290,310         2,877,970
     T. Hasegawa Co., Ltd. ..........................................         17,800           281,963
    #T. RAD Co., Ltd. ...............................................        100,000           363,574
     Tachibana Eletech Co., Ltd. ....................................         17,900           143,353
     Tachi-S Co., Ltd. ..............................................         45,700           780,560
    #Tact Home Co., Ltd. ............................................            181           152,158
     Tadano, Ltd. ...................................................        120,421           803,601
     Taihei Dengyo Kaisha, Ltd. .....................................         35,000           230,408
     Taihei Kogyo Co., Ltd. .........................................         85,000           456,537
     Taiheiyo Cement Corp. ..........................................        926,000         1,798,902
     Taiheiyo Kouhatsu, Inc. ........................................         45,000            38,118
     Taiho Kogyo Co., Ltd. ..........................................         37,900           327,270
     Taikisha, Ltd. .................................................         32,300           699,427
    #Taiko Bank, Ltd. (The) .........................................         27,000            75,799
     Taisei Corp. ...................................................      1,201,399         3,210,189
     Taisei Lamick Co., Ltd. ........................................          1,600            47,667
    *Taisho Pharmaceutical Holdings Co., Ltd. .......................         18,600         1,313,277
     Taiyo Holdings Co., Ltd. .......................................          3,000            78,433
    #Taiyo Nippon Sanso Corp. .......................................         55,000           390,834
    #Taiyo Yuden Co., Ltd. ..........................................        123,600           957,693
     Takachiho Koheki Co., Ltd. .....................................          4,800            51,676
   #*Takagi Securities Co., Ltd. ....................................         27,000            24,020
     Takamatsu Construction Group Co., Ltd. .........................         18,500           293,116
     Takano Co., Ltd. ...............................................         14,200            81,826
    #Takaoka Electric Manufacturing Co., Ltd. .......................         84,000           218,651
     Takara Holdings, Inc. ..........................................        212,000         1,252,738
    *Takara Printing Co., Ltd. ......................................         19,200           148,872
     Takara Standard Co., Ltd. ......................................        111,000           812,454
     Takasago International Corp. ...................................         95,000           443,599
    #Takasago Thermal Engineering Co., Ltd. .........................         64,400           512,644
    #Takashima & Co., Ltd. ..........................................         19,000            41,020
     Takashimaya Co., Ltd. ..........................................        314,000         2,229,206
     Takata Corp. ...................................................         32,000           778,269
     Take & Give Needs Co., Ltd. ....................................          1,189            73,237
     Takeda Pharmaceutical Co., Ltd. ................................         73,400         3,308,974
     Takihyo Co., Ltd. ..............................................          3,000            16,550
     Takiron Co., Ltd. ..............................................         85,000           284,647
     Takisawa Machine Tool Co., Ltd. ................................         61,000            71,525
   #*Takuma Co., Ltd. ...............................................        113,000           533,042
     Tamron Co., Ltd. ...............................................         12,700           341,920
    #Tamura Corp. ...................................................        115,000           294,551
     Tanseisha Co., Ltd. ............................................         18,000            51,405
    #Tatsuta Electric Wire & Cable Co., Ltd. ........................         96,000           431,959
     Tayca Corp. ....................................................         39,000           150,640
     TBK Co., Ltd. ..................................................         45,000           191,048
    #TDK Corp. ......................................................         34,000         1,386,460
    #TDK Corp. Sponsored ADR ........................................         48,131         1,980,591
    *Teac Corp. .....................................................         26,000             9,187
     Techno Associe Co., Ltd. .......................................          3,000            24,875
     Techno Ryowa, Ltd. .............................................          8,870            46,328

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    #Tecmo Koei Holdings Co., Ltd. ..................................         40,560   $       363,901
     Teijin, Ltd. ...................................................        515,750         1,800,366
     Teikoku Electric Manufacturing Co., Ltd. .......................          5,600           110,534
     Teikoku Piston Ring Co., Ltd. ..................................         21,500           250,235
     Teikoku Sen-I Co., Ltd. ........................................         18,000           116,927
    #Teikoku Tsushin Kogyo Co., Ltd. ................................         46,000            79,775
     Tekken Corp. ...................................................        203,000           232,810
     Telepark Corp. .................................................             40            73,640
    #Temp Holdings Co., Ltd. ........................................          4,400            37,699
     Tenma Corp. ....................................................         34,200           296,923
     Terumo Corp. ...................................................          7,800           396,318
     THK Co., Ltd. ..................................................         67,700         1,319,405
     Tigers Polymer Corp. ...........................................          6,700            26,560
    #Titan Kogyo K.K. ...............................................         12,000            59,443
     TKC, Corp. .....................................................         25,300           491,768
     TOA Corp. ......................................................        217,000           382,140
     Toa Oil Co., Ltd. ..............................................        101,000           130,475
     TOA ROAD Corp. .................................................         63,000           116,421
     Toa Valve Engineering, Inc. ....................................            200             3,004
    *Toabo Corp. ....................................................         53,000            34,845
     Toagosei Co., Ltd. .............................................        209,500           935,771
   #*Tobishima Corp. ................................................        116,300           113,561
    #Tobu Railway Co., Ltd. .........................................        173,000           825,648
     Tobu Store Co., Ltd. ...........................................         30,000            98,033
    #TOC Co., Ltd. ..................................................         96,400           424,250
     Tocalo Co., Ltd. ...............................................         15,900           322,567
     Tochigi Bank, Ltd. .............................................        151,000           529,581
     Toda Corp. .....................................................        203,000           720,301
    #Toda Kogyo Corp. ...............................................         47,000           348,675
     Toei Co., Ltd. .................................................         58,000           272,093
     Toenec Corp. ...................................................         42,000           218,093
     Toho Bank, Ltd. ................................................        251,000           651,768
     TOHO Co., Ltd. (6895200) .......................................         75,000         1,290,062
     TOHO Co., Ltd. (6895211) .......................................         32,000           124,978
    #Toho Gas Co., Ltd. .............................................        168,000           951,068
     Toho Holdings Co., Ltd. ........................................         50,200           633,468
     Toho Real Estate Co., Ltd. .....................................         22,600           116,673
    #Toho Titanium Co., Ltd. ........................................         12,700           270,952
     Toho Zinc Co., Ltd. ............................................        147,000           599,410
     Tohoku Bank, Ltd. (The) ........................................         93,000           147,857
     Tohto Suisan Co., Ltd. .........................................         61,000           103,011
     Tohuku Electric Power Co., Inc. ................................         74,700           825,382
     Tokai Carbon Co., Ltd. .........................................        224,000         1,111,166
     TOKAI Holdings Corp. ...........................................         18,000            90,989
     Tokai Lease Co., Ltd. ..........................................         14,000            29,401
     Tokai Rika Co., Ltd. ...........................................         62,500         1,006,763
     Tokai Rubber Industries, Ltd. ..................................         45,100           566,460
     Tokai Tokyo Financial Holdings, Inc. ...........................        272,000           755,449
    *Token Corp. ....................................................          8,180           294,047
     Tokio Marine Holdings, Inc. ....................................        197,112         4,700,034
     Tokio Marine Holdings, Inc. ADR ................................         63,004         1,502,015
    #Toko Electric Corp. ............................................         45,000           198,793
   #*Toko, Inc. .....................................................        149,000           318,750
     Tokushu Tokai Paper Co., Ltd. ..................................        125,380           266,672
    #Tokuyama Corp. .................................................        411,000         1,481,298
     Tokyo Broadcasting System, Inc. ................................         44,600           550,227
     Tokyo Denpa Co., Ltd. ..........................................          2,200            10,920
    *Tokyo Dome Corp. ...............................................        221,000           502,363
   #*Tokyo Electric Power Co., Ltd. .................................         91,012           333,847
     Tokyo Electron Device, Ltd. ....................................            103           179,946
     Tokyo Electron, Ltd. ...........................................         24,800         1,318,951

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Tokyo Energy & Systems, Inc. ...................................         44,000   $       208,108
     Tokyo Gas Co., Ltd. ............................................        213,000           917,247
    #Tokyo Individualized Educational Institute, Inc. ...............         29,600            46,877
     Tokyo Kaikan Co., Ltd. .........................................          2,000             7,538
     TOKYO KEIKI, Inc. ..............................................        114,000           173,493
    *Tokyo Kikai Seisakusho, Ltd. ...................................         73,000            44,165
     Tokyo Ohka Kogyo Co., Ltd. .....................................         56,200         1,167,833
     Tokyo Rakutenchi Co., Ltd. .....................................         30,000           103,722
    #Tokyo Rope Manufacturing Co., Ltd. .............................        218,000           496,688
     Tokyo Sangyo Co., Ltd. .........................................         24,500            76,065
    #Tokyo Seimitsu Co., Ltd. .......................................         42,600           772,145
     Tokyo Steel Manufacturing Co., Ltd. ............................        116,500           976,601
     Tokyo Tatemono Co., Ltd. .......................................        483,000         1,515,867
     Tokyo Tekko Co., Ltd. ..........................................         44,000           124,430
    #Tokyo Theatres Co., Inc. .......................................         84,000           120,926
     Tokyo Tomin Bank, Ltd. .........................................         46,100           535,646
     Tokyotokeiba Co., Ltd. .........................................        165,000           225,581
     Tokyu Community Corp. ..........................................          9,900           307,992
     Tokyu Construction Co., Ltd. ...................................         94,000           257,206
     Tokyu Corp. ....................................................        181,000           873,612
     Tokyu Land Corp. ...............................................        511,000         2,151,129
    #Tokyu Livable, Inc. ............................................         17,300           155,759
     Tokyu Recreation Co., Ltd. .....................................          6,000            36,683
     Toli Corp. .....................................................         61,000           109,559
     Tomato Bank, Ltd. ..............................................        122,000           213,499
     Tomen Devices Corp. ............................................          3,000            67,512
     Tomen Electronics Corp. ........................................         15,600           184,550
    #Tomoe Corp. ....................................................         36,800           127,775
    *Tomoe Engineering Co., Ltd. ....................................          7,100           124,929
     Tomoegawa Paper Co., Ltd. ......................................         17,000            35,774
     Tomoku Co., Ltd. ...............................................        103,000           271,741
    #TOMONY Holdings, Inc. ..........................................        169,600           672,544
     Tomy Co., Ltd. .................................................         37,900           260,084
     Tonami Holdings Co., Ltd. ......................................         88,000           176,825
     TonenGeneral Sekiyu K.K. .......................................         50,000           564,214
    #Topcon Corp. ...................................................         57,900           298,407
     Toppan Forms Co., Ltd. .........................................         56,700           443,787
    #Toppan Printing Co., Ltd. ......................................        381,000         2,962,385
     Topre Corp. ....................................................         54,000           522,937
     Topy Industries, Ltd. ..........................................        227,000           548,462
     Toray Industries, Inc. .........................................        320,000         2,277,568
    *Tori Holdings Co., Ltd. ........................................         11,700             3,516
    #Toridoll.corp. .................................................         18,600           176,143
     Torigoe Co., Ltd. (The) ........................................         12,200           108,656
     Torii Pharmaceutical Co., Ltd. .................................         22,600           422,611
     Torishima Pump Manufacturing Co., Ltd. .........................         18,600           257,160
     Tose Co., Ltd. .................................................          3,800            24,005
     Tosei Corp. ....................................................            226            62,783
     Toshiba Corp. ..................................................        227,000           990,037
     Toshiba Machine Co., Ltd. ......................................        138,000           683,665
     Toshiba Plant Kensetsu Co., Ltd. ...............................         42,000           448,988
     Toshiba TEC Corp. ..............................................        163,000           600,667
     Tosho Printing Co., Ltd. .......................................         75,000           138,208
     Tosoh Corp. ....................................................        502,000         1,631,596
     Totetsu Kogyo Co., Ltd. ........................................         37,000           316,773
     TOTO, Ltd. .....................................................        155,000         1,288,824
     Tottori Bank, Ltd. .............................................         69,000           146,879
     Touei Housing Corp. ............................................         24,200           237,441
     Toukei Computer Co., Ltd. ......................................          3,200            45,499
    #Tow Co., Ltd. ..................................................          5,700            32,133
     Towa Bank, Ltd. ................................................        331,000           385,097

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Towa Corp. .....................................................         21,100   $        92,272
     Towa Pharmaceutical Co., Ltd. ..................................          3,500           153,885
    #Toyo Construction Co., Ltd. ....................................        268,000           272,608
    #Toyo Corp. .....................................................         36,600           385,496
    #Toyo Electric Manufacturing Co., Ltd. ..........................         34,000           150,122
     Toyo Engineering Corp. .........................................        115,000           380,187
     Toyo Ink Manufacturing Co., Ltd. ...............................        228,000           903,418
     Toyo Kanetsu K.K. ..............................................        214,000           393,695
     Toyo Kohan Co., Ltd. ...........................................         63,000           248,605
     Toyo Securities Co., Ltd. ......................................         94,000           139,201
     Toyo Seikan Kaisha, Ltd. .......................................        104,600         1,591,611
     Toyo Sugar Refining Co., Ltd. ..................................         29,000            33,910
    #Toyo Suisan Kaisha, Ltd. .......................................         50,000         1,275,979
     Toyo Tanso Co., Ltd. ...........................................          3,700           171,680
     Toyo Tire & Rubber Co., Ltd. ...................................        212,000           514,515
     Toyo Wharf & Warehouse Co., Ltd. ...............................         64,000           105,601
     Toyobo Co., Ltd. ...............................................        906,000         1,286,646
     Toyoda Gosei Co., Ltd. .........................................         60,700         1,070,766
     Toyota Auto Body Co., Ltd. .....................................         51,000           764,767
     Toyota Boshoku Corp. ...........................................         36,900           447,070
     Toyota Motor Corp. Sponsored ADR ...............................        345,041        23,017,685
    #Toyota Tsusho Corp. ............................................        143,425         2,263,293
     Trans Cosmos, Inc. .............................................         31,100           352,442
     Trend Micro, Inc. ..............................................          9,800           350,457
     Trend Micro, Inc. Sponsored ADR ................................          3,540           128,467
     Trinity Industrial Corp. .......................................          3,000            10,339
     Trusco Nakayama Corp. ..........................................         20,400           377,944
     TS TECH CO., LTD. ..............................................         54,600           819,596
    *TSI Holdings Co., Ltd. .........................................        124,190           640,661
     Tsubakimoto Chain Co. ..........................................        161,000           826,285
     Tsubakimoto Kogyo Co., Ltd. ....................................         24,000            64,627
   #*Tsudakoma Corp. ................................................        105,000           196,130
    #Tsugami Corp. ..................................................         61,000           335,784
     Tsukishima Kikai Co., Ltd. .....................................         36,000           277,887
    #Tsukuba Bank, Ltd. .............................................        115,400           381,335
     TSUMURA & CO ...................................................         17,900           503,440
     Tsuruha Holdings, Inc. .........................................          9,200           470,031
     Tsurumi Manufacturing Co., Ltd. ................................         28,000           215,983
     Tsutsumi Jewelry Co., Ltd. .....................................         14,600           340,213
     Tsuzuki Denki Co., Ltd. ........................................         13,000           123,012
     TV Asahi Corp. .................................................            236           371,799
     TV Tokyo Holdings Corp. ........................................          4,400            59,750
     TYK Corp. ......................................................         34,000            67,168
     Ube Industries, Ltd. ...........................................        620,000         1,817,649
    #Ube Material Industries, Ltd. ..................................        100,000           346,027
     Uchida Yoko Co., Ltd. ..........................................         87,000           241,170
    *UKC Holdings Corp. .............................................          9,400            90,680
    *Ulvac, Inc. ....................................................         43,800           615,726
     Uni-Charm Corp. ................................................         11,700           523,972
     Uniden Corp. ...................................................         68,000           264,591
    #Union Tool Co. .................................................         16,600           297,923
     Unipres Corp. ..................................................         27,800           758,295
     United Arrows, Ltd. ............................................          4,300            83,640
    *Unitika, Ltd. ..................................................        417,000           240,582
     UNY Co., Ltd. ..................................................        223,200         2,013,427
     U-Shin, Ltd. ...................................................         51,500           450,073
     Ushio, Inc. ....................................................         48,200           712,630
     USS Co., Ltd. ..................................................          5,020           414,999
     Utoc Corp. .....................................................         18,700            60,984
     Valor Co., Ltd. ................................................         38,100           566,651
     Vital KSK Holdings, Inc. .......................................         46,500           385,214

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Wacoal Corp. ...................................................        127,000   $     1,500,326
    #Wacom Co., Ltd. ................................................            139           191,389
   #*Wakachiku Construction Co., Ltd. ...............................        118,000           178,857
    *Wakamoto Pharmaceutical Co., Ltd. ..............................          7,000            20,287
     Warabeya Nichiyo Co., Ltd. .....................................         12,600           162,361
     Watabe Wedding Corp. ...........................................          9,200            72,755
    #Watami Food Service Co., Ltd. ..................................          8,100           188,763
     West Japan Railway Co. .........................................         26,500         1,122,900
     Wood One Co., Ltd. .............................................         40,000           147,423
     Xebio Co., Ltd. ................................................         29,500           714,303
    #Y. A. C. Co., Ltd. .............................................         13,500           114,956
     Yachiyo Bank, Ltd. (The) .......................................         19,100           468,168
     Yahagi Construction Co., Ltd. ..................................         27,000           131,705
     Yahoo Japan Corp. ..............................................            918           294,825
     Yaizu Suisankagaku Industry Co., Ltd. ..........................          9,800            90,663
    #Yakult Honsha Co., Ltd. ........................................         21,400           601,388
     Yamabiko Corp. .................................................          9,135           103,566
     Yamada Denki Co., Ltd. .........................................         24,170         1,738,180
     Yamagata Bank, Ltd. ............................................        167,000           798,967
     Yamaguchi Financial Group, Inc. ................................        260,000         2,316,715
     Yamaha Corp. ...................................................        191,400         1,937,230
    *Yamaha Motor Co., Ltd. .........................................         92,400         1,323,539
   #*Yamaichi Electronics Co., Ltd. .................................         24,100            58,516
     Yamanashi Chuo Bank, Ltd. ......................................        189,000           759,452
     Yamatake Corp. .................................................         59,000         1,305,294
    #Yamatane Corp. .................................................        160,000           257,603
     Yamato Corp. ...................................................         26,000           104,752
     Yamato Holdings Co., Ltd. ......................................        136,700         2,266,197
     Yamato Kogyo Co., Ltd. .........................................         48,900         1,236,902
     Yamazaki Baking Co., Ltd. ......................................        114,000         1,511,346
     Yamazen Co., Ltd. ..............................................         52,800           373,822
     Yaoko Co., Ltd. ................................................          5,000           163,997
    #Yaskawa Electric Corp. .........................................        128,000         1,099,764
     Yasuda Warehouse Co., Ltd. (The) ...............................         16,300            96,740
     Yellow Hat, Ltd. ...............................................         26,500           341,086
     Yodogawa Steel Works, Ltd. .....................................        146,000           580,079
     Yokogawa Bridge Holdings Corp. .................................         54,000           311,298
    *Yokogawa Electric Corp. ........................................        184,100         1,721,717
     Yokohama Reito Co., Ltd. .......................................         72,000           537,449
     Yokohama Rubber Co., Ltd. ......................................        264,000         1,506,962
     Yokowo Co., Ltd. ...............................................         22,200           119,792
     Yomeishu Seizo Co., Ltd. .......................................         12,000           110,490
     Yomiuri Land Co., Ltd. .........................................         18,000            57,175
     Yondenko Corp. .................................................         23,000            92,432
     Yonekyu Corp. ..................................................         27,500           240,270
     Yonex Co., Ltd. ................................................          9,400            59,462
     Yorozu Corp. ...................................................         24,500           577,744
     Yoshinoya Holdings Co., Ltd. ...................................            427           543,823
     Yuasa Funashoku Co., Ltd. ......................................          6,000            13,749
     Yuasa Trading Co., Ltd. ........................................        298,000           416,387
     Yuken Kogyo Co., Ltd. ..........................................         80,000           177,600
    *Yuki Gosei Kogyo Co., Ltd. .....................................         11,000            22,485
    #Yukiguni Maitake Co., Ltd. .....................................          7,200            34,242
     Yurtec Corp. ...................................................         71,000           352,255
     Yusen Logistics Co., Ltd. ......................................         15,400           204,932
     Yushin Precision Equipment Co., Ltd. ...........................          8,200           158,163
     Yushiro Chemical Industry Co., Ltd. ............................         12,100           140,437
     Yutaka Foods Corp. .............................................          4,000            73,229
     Zenrin Co., Ltd. ...............................................         22,200           198,509
    #Zensho Co., Ltd. ...............................................         20,500           255,828
    #Zeon Corp. .....................................................        186,000         1,713,127

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     ZERIA Pharmaceutical Co., Ltd. .................................         11,000   $       180,693
     Zuken, Inc. ....................................................         26,500           195,498
                                                                                       ---------------
TOTAL JAPAN .........................................................                    1,061,007,507
                                                                                       ---------------
NETHERLANDS -- (2.1%)
     Aalberts Industries NV .........................................        106,119         1,866,351
     Accell Group NV ................................................         17,416           393,110
    *Aegon NV .......................................................      1,106,985         5,279,153
   #*Aegon NV ADR ...................................................        101,232           483,889
     Akzo Nobel NV ..................................................        166,945         8,778,312
    #Akzo Nobel NV Sponsored ADR ....................................         27,517         1,457,851
   #*AMG Advanced Metallurgical Group NV ............................         26,454           326,915
    #Amsterdam Commodities NV .......................................          7,456           106,279
    *APERAM NV ......................................................         13,790           236,971
    #Arcadis NV .....................................................         51,797         1,015,892
     ArcelorMittal NV ...............................................        163,421         3,388,211
    #ArcelorMittal NV ADR ...........................................        129,000         2,674,170
    #ASM International NV ...........................................         56,976         1,604,091
     ASML Holding NV ................................................         75,600         3,171,343
    #ASML Holding NV ADR ............................................         53,231         2,231,976
    #BE Semiconductor Industries NV .................................        121,022           818,801
     Beter Bed Holding NV ...........................................          9,083           187,119
    *BinckBank NV ...................................................         71,563           830,156
     Brunel International NV ........................................          9,245           332,539
    *Crown Van Gelder NV ............................................            954             5,330
     CSM NV .........................................................         74,565         1,092,790
     Delta Lloyd NV .................................................        119,918         2,105,699
     Exact Holding NV ...............................................          7,167           189,171
     Fornix Biosciences NV ..........................................          3,698             2,992
     Fugro NV .......................................................         62,727         3,683,972
    #Grontmij NV ....................................................         15,431           241,032
     Heijmans NV ....................................................         24,739           379,412
     Heineken NV ....................................................         75,799         3,673,663
     Hunter Douglas NV ..............................................          1,143            52,386
     ICT Automatisering NV ..........................................         12,826            72,065
     Imtech NV ......................................................         56,609         1,672,334
    *ING Groep NV ...................................................         13,039           112,409
   #*ING Groep NV Sponsored ADR .....................................      1,565,969        13,529,972
   #*Kardan NV ......................................................         27,282            86,448
     KAS Bank NV ....................................................          6,729            82,787
     Kendrion NV ....................................................          8,001           204,161
     Koninklijke (Royal) KPN NV Sponsored ADR .......................          4,300            56,115
     Koninklijke Ahold NV ...........................................        518,179         6,620,445
     Koninklijke Ahold NV ADR .......................................         21,680           276,420
     Koninklijke Bam Groep NV .......................................        268,415         1,114,950
     Koninklijke Boskalis Westminster NV ............................         77,498         2,708,763
     Koninklijke DSM NV .............................................        156,799         8,023,702
     Koninklijke KPN NV .............................................        186,356         2,439,946
     Koninklijke Philips Electronics NV .............................        234,882         4,889,470
     Koninklijke Ten Cate NV ........................................         32,447         1,113,879
     Koninklijke Vopak NV ...........................................         67,310         3,469,295
   #*Koninklijke Wessanen NV ........................................         99,373           496,052
    *LBi International NV ...........................................         41,190            88,978
     Macintosh Retail Group NV ......................................         49,262           787,240
     Mediq NV .......................................................         60,349           957,751
     Nederlandsche Apparatenfabriek NV ..............................          2,154            61,164
     Nutreco NV .....................................................         57,623         3,828,427
   #*Ordina NV ......................................................         64,223           115,517
   #*Pharming Group NV ..............................................         31,665             3,960
    #Philips Electronics NV ADR .....................................        301,075         6,277,414
     PostNL NV ......................................................        130,604           661,299

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NETHERLANDS -- (Continued)
   #*Punch Graphix NV ...............................................         20,168   $        78,230
    *Qurius NV ......................................................         17,073             3,817
     Randstad Holdings NV ...........................................         87,134         3,093,476
     Reed Elsevier NV ...............................................          4,240            52,068
    #Reed Elsevier NV ADR ...........................................         45,688         1,122,554
     SBM Offshore NV ................................................        186,594         4,099,916
     Sligro Food Group NV ...........................................         12,635           413,572
    *SNS Reaal Groep NV .............................................        188,714           526,033
     Telegraaf Media Groep NV .......................................         21,617           297,088
     TKH Group NV ...................................................         39,613           976,688
     TNT Express NV .................................................        130,604         1,108,117
   #*TomTom NV ......................................................        148,367           740,181
     Unilever NV ....................................................        181,970         6,282,272
     Unit 4 NV ......................................................         22,994           651,103
     USG People NV ..................................................         63,579           563,125
    *Wavin NV .......................................................         48,903           362,080
     Wolters Kluwer NV ..............................................        143,983         2,540,574
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                      129,271,433
                                                                                       ---------------
NEW ZEALAND -- (0.2%)
     Abano Healthcare Group, Ltd. ...................................         13,023            46,844
    #Air New Zealand, Ltd. ..........................................        313,328           264,804
     Auckland International Airport, Ltd. ...........................      1,334,690         2,520,047
     Contact Energy, Ltd. ...........................................        331,907         1,495,594
     Ebos Group, Ltd. ...............................................         14,412            80,342
    *Fisher & Paykel Appliances Holdings, Ltd. ......................        651,000           237,530
     Fisher & Paykel Healthcare Corp., Ltd. .........................        217,989           405,453
     Fletcher Building, Ltd. ........................................        325,970         1,738,214
     Freightways, Ltd. ..............................................         60,394           165,065
     Hallenstein Glasson Holdings, Ltd. .............................         16,145            48,687
    *Heartland New Zealand, Ltd. ....................................         12,825             5,367
     Infratil, Ltd. .................................................        357,064           531,609
     Mainfreight, Ltd. ..............................................         37,989           297,592
     Michael Hill International, Ltd. ...............................         72,300            50,578
     New Zealand Exchange, Ltd. .....................................         30,858            58,041
     New Zealand Oil & Gas, Ltd. ....................................        382,808           214,897
     New Zealand Refining Co., Ltd. .................................         66,827           171,212
     Nuplex Industries, Ltd. ........................................        218,245           457,982
    *Pike River Coal, Ltd. ..........................................        224,242                --
     Port of Tauranga, Ltd. .........................................         74,568           583,628
    #Pumpkin Patch, Ltd. ............................................         37,217            20,910
     Pyne Gould Corp., Ltd. .........................................         12,826             3,309
    *Pyne Gould Guinness, Ltd. ......................................        114,334            37,729
    *Rakon, Ltd. ....................................................         89,357            49,603
     Restaurant Brands New Zealand, Ltd. ............................        167,692           291,369
    *Rubicon, Ltd. ..................................................         48,172            15,300
     Ryman Healthcare, Ltd. .........................................        132,956           289,750
     Sanford, Ltd. ..................................................         31,342           120,418
     Skellerup Holdings, Ltd. .......................................         20,500            21,622
     Sky City Entertainment Group, Ltd. .............................        285,999           813,697
     Sky Network Television, Ltd. ...................................        146,401           648,117
     Steel & Tube Holdings, Ltd. ....................................         25,952            49,033
    #Telecom Corp. of New Zealand, Ltd. .............................        121,529           248,119
     Telecom Corp. of New Zealand, Ltd. Sponsored ADR ...............         52,437           536,955
     Tourism Holdings, Ltd. .........................................         23,932            11,762
     Tower, Ltd. ....................................................        274,125           301,470
    *TrustPower, Ltd. ...............................................         76,522           447,888
     Vector, Ltd. ...................................................        237,606           495,679
     Warehouse Group, Ltd. ..........................................         39,107           106,351
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                       13,882,567
                                                                                       ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NORWAY -- (1.0%)
     ABG Sundal Collier Holding ASA .................................         91,133   $        65,604
     Acta Holding ASA ...............................................         77,000            20,531
     Aker ASA Series A ..............................................         28,760           816,425
    *Aker Kvaerner ASA ..............................................         62,480           718,317
     Aktiv Kapital ASA ..............................................         34,033           188,613
    *Algeta ASA .....................................................         12,126           422,473
   #*Archer, Ltd. ASA ...............................................         44,535           187,255
     Atea ASA .......................................................         85,873           758,042
     Austevoll Seafood ASA ..........................................         93,090           366,739
    *Blom ASA .......................................................          4,043               139
     Bonheur ASA ....................................................         15,525           345,064
     BW Offshore, Ltd. ASA ..........................................        453,251           846,001
     BWG Homes ASA ..................................................         77,456           177,578
    *Camillo Eitze & Co. ASA ........................................         11,661             1,676
    *Cermaq ASA .....................................................         71,249           790,288
    *Clavis Pharma ASA ..............................................         11,866            89,561
    *Copeinca ASA ...................................................         25,236           162,848
    *Deep Sea Supply P.L.C. .........................................        124,136           178,613
   #*Det Norske Oljeselskap ASA .....................................         41,571           617,495
     DnB NOR ASA Series A ...........................................        412,104         4,766,804
    *DNO International ASA ..........................................        528,000           617,336
    *Dockwise, Ltd. .................................................         23,693           385,957
    *DOF ASA ........................................................         45,324           214,381
    *EDB ErgoGroup ASA ..............................................         62,231           117,331
    *Eitzen Chemical ASA ............................................        579,172            25,999
     Ekornes ASA ....................................................         19,769           402,942
    *Electromagnetic GeoServices ASA ................................         58,569           143,448
   #*Eltek ASA ......................................................        241,748           138,331
     Farstad Shipping ASA ...........................................          7,858           214,949
   #*Fornebu Utvikling ASA ..........................................         21,822             6,718
    #Fred Olsen Energy ASA ..........................................         21,597           724,469
   #*Frontline, Ltd. ASA ............................................         12,083            61,486
     Ganger Rolf ASA ................................................         31,855           621,603
     Golar LNG, Ltd. ................................................         19,800           800,514
    #Golden Ocean Group, Ltd. .......................................        467,017           359,909
    *Grieg Seafood ASA ..............................................         40,021            27,697
    *Havila Shipping ASA ............................................          2,400            17,637
    *Hurtigruten ASA ................................................        245,145           143,908
     Itera ASA ......................................................         38,495            17,720
   #*Kongsberg Automotive Holding ASA ...............................        755,960           272,517
     Kongsberg Gruppen ASA ..........................................         25,456           545,652
    *Kvaerner ASA ...................................................         62,480           120,380
    *Kverneland ASA .................................................         81,000            75,391
     Leroey Seafood Group ASA .......................................         22,416           346,860
    #Marine Harvest ASA .............................................      2,338,310         1,042,167
    #Nordic Semiconductor ASA .......................................        293,500           729,470
   #*Norse Energy Corp. ASA .........................................        518,042            24,912
     Norsk Hydro ASA ................................................        702,614         3,639,548
     Norsk Hydro ASA Sponsored ADR ..................................         50,900           264,680
   #*Norske Skogindustrier ASA Series A .............................        229,481           129,166
     Northern Offshore, Ltd. ........................................         28,384            55,274
   #*Norwegian Air Shuttle ASA ......................................         22,503           294,468
   #*Norwegian Energy Co. ...........................................        342,372           367,175
    *Odfjell ASA Series A ...........................................         41,255           263,368
     Olav Thon Eiendomsselskap ASA ..................................            230            33,027
    *Opera Software ASA .............................................         36,784           165,532
    #Orkla ASA ......................................................        505,884         4,385,658
   #*Panoro Energy ASA ..............................................         19,616            18,588
    *Petroleum Geo-Services ASA .....................................        138,271         1,502,283
   #*Petrolia ASA ...................................................         16,833             1,693
    *Photocure ASA ..................................................          4,035            26,768

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NORWAY -- (Continued)
    *Pronova BioPharma ASA ..........................................        183,382   $       164,809
     Prosafe ASA ....................................................         86,400           653,076
    *Q-Free ASA .....................................................         66,600           227,218
   #*Renewable Energy Corp. ASA .....................................        373,386           360,025
     Salmar ASA .....................................................          2,645            16,055
    *Scana Industrier ASA ...........................................        100,401            38,492
     Schibsted ASA ..................................................         29,874           777,023
    *Seabird Exploration P.L.C. .....................................         44,760             2,622
     SeaDrill, Ltd. ASA .............................................         87,182         2,862,975
   #*Sevan Marine ASA ...............................................        868,656            43,442
   #*Siem Offshore, Inc. ASA ........................................         79,085           130,146
     Solstad Offshore ASA ...........................................          6,600            98,229
    *Songa Offshore SE ..............................................        241,652           967,072
     SpareBanken 1 SMN ..............................................         97,288           772,918
     StatoilHydro ASA ...............................................         20,995           532,729
    #StatoilHydro ASA Sponsored ADR .................................        256,707         6,528,059
     Stolt-Nielsen, Ltd. ............................................          8,390           165,921
     Storebrand ASA .................................................        333,598         2,038,104
    *Subsea 7 SA ....................................................        166,454         3,589,291
     Telenor ASA ....................................................        203,297         3,621,276
     TGS Nopec Geophysical Co. ASA ..................................         65,787         1,490,254
     Tomra Systems ASA ..............................................        154,030         1,129,428
    *TTS Marine ASA .................................................          6,500            10,881
     Veidekke ASA ...................................................         50,500           347,637
     Wilh Wilhelmsen Holding ASA ....................................         21,628           523,255
     Yara International ASA .........................................         47,324         2,237,924
                                                                                       ---------------
TOTAL NORWAY ........................................................                       60,195,839
                                                                                       ---------------
PORTUGAL -- (0.3%)
    #Altri SGPS SA ..................................................        137,013           223,728
   #*Banco BPI SA ...................................................        522,391           356,710
   #*Banco Comercial Portugues SA ...................................      4,032,390           853,137
    #Banco Espirito Santo SA ........................................        723,715         1,552,916
    *Banif SGPS SA ..................................................        119,371            52,258
   #*Brisa SA .......................................................        127,483           433,893
     Cimpor Cimentos de Portugal SA .................................        213,210         1,576,439
     Corticeira Amorim SGPS SA ......................................        169,781           278,771
   #*EDP Renovaveis SA ..............................................        286,847         1,713,543
     Energias de Portugal SA ........................................        389,849         1,224,717
     Energias de Portugal SA Sponsored ADR ..........................          7,300           231,337
     Galp Energia SGPS SA Series B ..................................         84,867         1,745,357
    *Impresa SGPS SA ................................................         49,602            30,154
    *Investimentos Participacoes e Gestao SA ........................         66,000            14,612
     Jeronimo Martins SGPS SA .......................................         70,274         1,205,047
    *Martifer SGPS SA ...............................................         12,849            19,790
    #Mota-Engil SGPS SA .............................................        164,830           234,681
     Novabase SGPS SA ...............................................         12,258            37,606
    *ParaRede SGPS SA ...............................................         45,991             9,578
    #Portucel-Empresa Produtora de Pasta de Papel SA ................        317,577           796,907
     Portugal Telecom SA ............................................        370,213         2,647,462
     Redes Energeticas Nacionais SA .................................        201,721           583,523
    *Sag Gest - Solucoes Automovel Globais SGPS SA ..................         13,935             9,255
     Sociedade de Investimento e Gestao SGPS SA .....................         82,177           618,650
    *Sonae Capital SGPS SA ..........................................         40,593            13,380
   #*Sonae Industria SGPS SA ........................................        132,969           140,465
    #Sonae SGPS SA ..................................................        876,897           631,367
     Sonaecom SGPS SA ...............................................        274,515           490,261
     Teixeira Duarte SA .............................................        158,418            43,576
     Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS
        SA ..........................................................        152,757           475,627
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                       18,244,747
                                                                                       ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (1.5%)
    *Abterra, Ltd. ..................................................        189,000   $       124,033
     Armstrong Industrial Corp., Ltd. ...............................        390,000            75,295
     Asia Pacific Breweries, Ltd. ...................................         14,000           277,328
    *Asiasons Capital, Ltd. .........................................        499,000            73,790
    *Asiatravel.com Holdings, Ltd. ..................................         40,000            11,153
     ASL Marine Holdings, Ltd. ......................................        282,800           119,875
     Auric Pacific Group, Ltd. ......................................         25,000            11,008
     AusGroup, Ltd. .................................................        766,939           224,781
    #Baker Technology, Ltd. .........................................        624,000           134,743
    *Ban Joo & Co., Ltd. ............................................         29,333               162
     Banyan Tree Holdings, Ltd. .....................................        409,000           255,460
     Beng Kuang Marine, Ltd. ........................................        336,000            41,054
     Beyonics Technology, Ltd. ......................................        135,000            26,709
    #BH Global Marine, Ltd. .........................................        203,000            31,436
    *Biosensors International Group, Ltd. ...........................        277,901           309,794
     Bonvests Holdings, Ltd. ........................................         51,600            38,756
     Boustead Singapore, Ltd. .......................................        271,000           177,001
     Breadtalk Group, Ltd. ..........................................         80,000            32,634
    #Broadway Industrial Group, Ltd. ................................        520,000           139,827
    #Bukit Sembawang Estates, Ltd. ..................................        120,000           371,580
    *Bund Center Investment, Ltd. ...................................      1,264,000           164,513
     Cape P.L.C .....................................................         68,283           528,540
     CapitaLand, Ltd. ...............................................      1,752,500         3,775,667
     CapitaMalls Asia, Ltd. .........................................      1,577,000         1,699,232
     Cerebos Pacific, Ltd. ..........................................         79,000           300,940
     CH Offshore, Ltd. ..............................................        330,000           106,750
    *China Auto Corp., Ltd. .........................................         22,000               411
     China Aviation Oil Singapore Corp., Ltd. .......................        234,000           177,173
    *China Energy, Ltd. .............................................        663,000            28,594
     China Merchants Holdings Pacific, Ltd. .........................         79,000            36,309
     Chip Eng Seng Corp., Ltd. ......................................        681,000           201,550
     Chuan Hup Holdings, Ltd. .......................................        188,000            32,684
     City Developments, Ltd. ........................................        442,000         3,811,653
     ComfortDelGro Corp., Ltd. ......................................        880,169           975,283
    #Cosco Corp Singapore, Ltd. .....................................        781,000           624,919
     Creative Technology, Ltd. ......................................         53,000           115,329
     CSC Holdings, Ltd. .............................................        396,000            31,542
     CSE Global, Ltd. ...............................................        488,000           324,921
     CWT, Ltd. ......................................................        223,000           184,720
     DBS Group Holdings, Ltd. .......................................        714,288         6,977,001
    *Delong Holdings, Ltd. ..........................................        175,200            45,641
    *Enviro-Hub Holdings, Ltd. ......................................        129,000            10,034
     Eu Yan Sang International, Ltd. ................................         38,400            22,931
    *euNetworks Group, Ltd. .........................................      2,069,000            24,417
    #Ezion Holdings, Ltd. ...........................................        707,000           324,410
    #Ezra Holdings, Ltd. ............................................        778,000           598,260
     F.J. Benjamin Holdings, Ltd. ...................................        567,000           156,797
    #Falcon Energy Group, Ltd. ......................................        428,000            87,695
    *Federal International 2000, Ltd. ...............................        369,750            11,045
    #First Resources, Ltd. ..........................................        525,000           587,796
     Food Empire Holdings, Ltd. .....................................        144,800            38,179
   #*Fragrance Group, Ltd. ..........................................        693,000           177,329
     Fraser & Neave, Ltd. ...........................................        779,000         3,794,075
     Freight Links Express Holdings, Ltd. ...........................        531,818            25,066
    *Fu Yu Corp., Ltd. ..............................................         78,000             4,014
   #*Gallant Venture, Ltd. ..........................................        712,000           165,056
   #*Genting Singapore P.L.C. .......................................        266,000           363,456
     GK Goh Holdings, Ltd. ..........................................         87,000            50,317
     Global Yellow Pages, Ltd. ......................................         29,000             2,360
    *GMG Global, Ltd. ...............................................        657,000           121,755
     Golden Agri-Resources, Ltd. ....................................      5,107,569         2,614,686

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Goodpack, Ltd. .................................................        198,000   $       263,889
     GP Batteries International, Ltd. ...............................         50,000            40,420
     GP Industries, Ltd. ............................................        174,000            59,558
     Great Eastern Holdings, Ltd. ...................................          7,000            72,296
   #*GuocoLand, Ltd. ................................................        417,221           627,592
   #*GuocoLeisure, Ltd. .............................................        303,000           145,682
     Guthrie GTS, Ltd. ..............................................         14,000             5,305
    *Healthway Medical Corp., Ltd. ..................................      1,575,133           108,610
     Hersing Corp., Ltd. ............................................         66,000            12,591
     Hiap Seng Engineering, Ltd. ....................................        120,000            26,118
     Hi-P International, Ltd. .......................................        612,000           278,180
     Ho Bee Investment, Ltd. ........................................        605,000           614,070
    *Hong Fok Corp., Ltd. ...........................................        328,400           111,371
     Hong Leong Asia, Ltd. ..........................................        174,000           270,148
     Hotel Grand Central, Ltd. ......................................        118,596            67,492
     Hotel Properties, Ltd. .........................................        254,000           405,941
     Hour Glass, Ltd. ...............................................         50,000            44,337
     HTL International Holdings, Ltd. ...............................        328,000            86,526
    *Huan Hsin Holdings, Ltd. .......................................         67,000            16,487
     HupSteel, Ltd. .................................................        145,000            22,776
     Hwa Hong Corp., Ltd. ...........................................        280,000            99,673
    #Hyflux, Ltd. ...................................................        609,000           691,602
   #*Indofood Agri Resources, Ltd. ..................................        676,000           734,812
    *Informatics Education, Ltd. ....................................        701,000            32,548
     InnoTek, Ltd. ..................................................         87,000            25,711
     Isetan (Singapore), Ltd. .......................................         15,000            38,913
     Jardine Cycle & Carriage, Ltd. .................................         19,838           713,138
    *Jaya Holdings, Ltd. ............................................        343,000           130,208
    *JES International Holdings, Ltd. ...............................      1,422,000           201,229
    *Jiutian Chemical Group, Ltd. ...................................        673,000            28,692
    *Jurong Technologies Industrial Corp., Ltd. .....................        213,200                --
     K1 Ventures, Ltd. ..............................................        749,000            61,524
     Keppel Corp., Ltd. .............................................        314,200         2,352,141
     Keppel Land, Ltd. ..............................................        985,000         2,173,077
     Keppel Telecommunications & Transportation, Ltd. ...............        100,000            95,290
     K-Green Trust, Ltd. ............................................         58,400            41,464
     Koh Brothers Group, Ltd. .......................................        161,000            23,413
    *Lafe Corp., Ltd. ...............................................         75,600             3,481
     LC Development, Ltd. ...........................................        719,400            85,344
     Lee Kim Tah Holdings, Ltd. .....................................         60,000            27,204
     Lum Chang Holdings, Ltd. .......................................        123,000            29,211
     M1, Ltd. .......................................................        117,000           228,503
    *Manhattan Resources, Ltd. ......................................        178,000           140,957
    *Marco Polo Marine, Ltd. ........................................        166,000            48,581
     Memtech International, Ltd. ....................................        310,000            24,434
    #Mercator Lines Singapore, Ltd. .................................         12,000             1,327
     Metro Holdings, Ltd. ...........................................        460,800           241,422
    *MFS Technology, Ltd. ...........................................         52,000             2,206
    *Miclyn Express Offshore, Ltd. ..................................          6,601            12,279
    #Midas Holdings, Ltd. ...........................................      1,452,000           471,007
     Nam Cheong, Ltd. ...............................................        188,000            18,213
    #Neptune Orient Lines, Ltd. .....................................      1,189,000         1,066,350
     Nera Telecommunications, Ltd. ..................................        105,000            30,012
     NSL, Ltd. ......................................................         75,000            75,016
   #*Oceanus Group, Ltd. ............................................      1,478,000           129,152
     OKP Holdings, Ltd. .............................................         14,000             6,204
    #Olam International, Ltd. .......................................        287,809           576,509
    *OM Holdings, Ltd. ..............................................         26,600            16,927
     Orchard Parade Holdings, Ltd. ..................................        285,859           324,721
     OSIM International, Ltd. .......................................        243,000           238,894
    #Otto Marine, Ltd. ..............................................        809,000            85,451

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
    #Oversea-Chinese Banking Corp., Ltd. ............................        881,084   $     5,898,826
    #Overseas Union Enterprise, Ltd. ................................        595,000         1,092,336
     Pan Pacific Hotels Group, Ltd. .................................        391,500           583,138
     Pan-United Corp., Ltd. .........................................        100,000            34,722
     Petra Foods, Ltd. ..............................................        118,000           159,502
    #Popular Holdings, Ltd. .........................................        429,000            54,171
     PSC Corp., Ltd. ................................................        181,924            27,295
     QAF, Ltd. ......................................................        288,420           137,033
    #Raffles Education Corp., Ltd. ..................................        770,556           269,707
     Raffles Medical Group, Ltd. ....................................        114,365           203,410
     Rotary Engineering, Ltd. .......................................        258,000           130,636
   #*S i2i, Ltd. ....................................................      4,170,000           191,982
     Sakari Resources, Ltd. .........................................        191,000           356,784
     San Teh, Ltd. ..................................................        140,400            65,480
    *Sapphire Corp., Ltd. ...........................................        460,000            58,647
     SATS, Ltd. .....................................................        681,392         1,327,627
     SBS Transit, Ltd. ..............................................         54,000            75,542
     SC Global Developments, Ltd. ...................................        259,284           234,274
     SembCorp Industries, Ltd. ......................................        606,000         1,997,930
    #SembCorp Marine, Ltd. ..........................................        179,800           596,347
    *SIA Engineering Co., Ltd. ......................................         70,000           204,618
     Sim Lian Group, Ltd. ...........................................        124,500            51,335
    *Sinarmas Land, Ltd. ............................................      1,762,000           288,667
     Singapore Airlines, Ltd. .......................................        203,400         1,884,658
     Singapore Exchange, Ltd. .......................................        119,000           635,070
     Singapore Land, Ltd. ...........................................        130,143           606,431
    #Singapore Post, Ltd. ...........................................        457,216           372,312
    #Singapore Press Holdings, Ltd. .................................        363,000         1,123,355
     Singapore Reinsurance Corp., Ltd. ..............................         55,000            11,519
     Singapore Shipping Corp., Ltd. .................................        137,000            20,098
     Singapore Technologies Engineering, Ltd. .......................        182,000           407,717
     Singapore Telecommunications, Ltd. .............................      1,837,350         4,645,395
    *Sinwa, Ltd. ....................................................        133,500            11,628
     SMB United, Ltd. ...............................................        175,000            41,462
     SMRT Corp., Ltd. ...............................................        366,000           535,943
     Stamford Land Corp., Ltd. ......................................        651,000           298,416
     StarHub, Ltd. ..................................................        172,710           386,563
     Straco Corp., Ltd. .............................................        150,000            20,192
     Sunningdale Tech, Ltd. .........................................      1,293,000            99,903
    #Sunvic Chemical Holdings, Ltd. .................................        429,000           190,193
    #Super Group, Ltd. ..............................................        263,000           312,881
   #*Swiber Holdings, Ltd. ..........................................        494,000           233,044
    *Swissco Holdings, Ltd. .........................................        297,000            48,070
     Tat Hong Holdings, Ltd. ........................................        394,000           208,995
    #Technics Oil & Gas, Ltd. .......................................         69,000            48,376
     Thakral Corp., Ltd. ............................................        793,000            16,173
   #*Tiger Airways Holdings, Ltd. ...................................        377,500           229,478
     Tiong Woon Corp. Holding, Ltd. .................................        207,000            37,415
    #Tuan Sing Holdings, Ltd. .......................................        869,586           201,847
    #UMS Holdings, Ltd. .............................................        481,000           128,639
     United Engineers, Ltd. .........................................        214,652           319,455
    #United Envirotech, Ltd. ........................................        255,000            70,403
     United Industrial Corp., Ltd. ..................................        704,000         1,509,284
     United Overseas Bank, Ltd. .....................................        445,655         6,044,215
     UOB-Kay Hian Holdings, Ltd. ....................................        356,000           435,027
     UOL Group, Ltd. ................................................        671,000         2,372,146
     Venture Corp., Ltd. ............................................        320,000         1,706,693
     WBL Corp., Ltd. ................................................        225,676           563,429
     Wheelock Properties, Ltd. ......................................        334,347           425,614
     Wilmar International, Ltd. .....................................        201,000           867,883
     Wing Tai Holdings, Ltd. ........................................        723,100           733,516

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Xpress Holdings, Ltd. ..........................................        474,000   $        12,455
     YHI International, Ltd. ........................................         96,000            23,297
    #Yongnam Holdings, Ltd. .........................................      1,118,000           207,516
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                       88,492,413
                                                                                       ---------------
SPAIN -- (2.2%)
    #Abengoa SA .....................................................         46,753         1,086,141
    #Abertis Infraestructuras SA ....................................        109,959         1,809,441
    #Acciona SA .....................................................         31,886         3,015,126
    #Acerinox SA ....................................................        108,150         1,431,273
    #Actividades de Construccion y Servicios SA .....................         60,589         2,295,243
    *Adolfo Dominguez SA ............................................          2,648            21,517
     Almirall SA ....................................................         90,093           670,313
    *Amadeus IT Holding SA ..........................................         29,824           562,078
    *Amper SA .......................................................         13,326            40,177
    #Antena 3 de Television SA ......................................         33,475           200,439
    *Azkoyen SA .....................................................         14,561            34,131
    #Banco Bilbao Vizcaya Argentaria SA .............................        812,506         7,312,488
    #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR ...............        888,518         8,032,203
    #Banco de Sabadell SA ...........................................      1,417,872         5,085,599
     Banco de Sabadell SA Convertible Shares ........................         58,932            50,150
   #*Banco de Valencia SA ...........................................        113,824           138,928
    #Banco Espanol de Credito SA ....................................        122,647           726,201
    #Banco Pastor SA ................................................        154,099           723,876
    #Banco Popular Espanol SA .......................................        851,474         3,897,414
     Banco Santander SA .............................................      1,337,304        11,318,756
    #Banco Santander SA Sponsored ADR ...............................      2,229,277        19,082,611
    #Bankinter SA ...................................................        336,171         2,052,343
    *Baron de Ley SA ................................................          2,832           170,589
    #Bolsas y Mercados Espanoles SA .................................         33,088           947,628
     CaixaBank SA ...................................................        520,379         2,537,050
    #Caja de Ahorros del Mediterraneo SA ............................         21,176            40,958
     Campofrio Food Group SA ........................................         29,034           246,725
   #*Cementos Portland Valderrivas SA ...............................         15,255           211,215
   #*Cie Automotive SA ..............................................         28,937           239,227
     Cintra Concesiones de Infraestructuras de Transporte SA ........        294,852         3,747,587
    *Codere SA ......................................................          4,820            55,125
    #Construcciones y Auxiliar de Ferrocarriles SA ..................          3,241         1,719,208
    *Corporacion Dermoestetica SA ...................................         10,205            11,508
   #*Deoleo SA ......................................................        312,576           157,213
     Dinamia Capital Privado Sociedad de Capital Riesgo SA ..........          4,792            27,688
    *Dinamia Capital Privado Sociedad de Capital Riesgo SA Issue-11
       Shares .......................................................             95               547
    *Distribuidora Internacional de Alimentacion SA .................         52,357           239,435
    *Dogi International Fabrics SA ..................................         13,276            11,757
     Duro Felguera SA ...............................................         25,977           173,786
    #Ebro Foods SA ..................................................        100,501         2,036,601
     Elecnor SA .....................................................          6,947            94,232
     Enagas SA ......................................................         95,431         1,876,511
    *Ercros SA ......................................................        127,395           155,158
     Faes Farma SA ..................................................         52,783           108,095
    *Fersa Energias Renovables SA ...................................         63,001            70,372
     Fluidra SA .....................................................          3,062            10,199
    #Fomento de Construcciones y Contratas SA .......................         59,849         1,549,390
    #Gamesa Corp Tecnologica SA .....................................        188,040           908,096
     Gas Natural SDG SA .............................................        220,489         4,098,431
   #*General de Alquiler de Maquinaria SA ...........................         12,685            10,686
   #*Grifols SA .....................................................         41,016           762,589
    #Grupo Catalana Occidente SA ....................................         55,676         1,026,060
     Grupo Empresarial Ence SA ......................................        253,748           752,151
    *Grupo Ezentis SA ...............................................        279,228            56,847
    *Grupo Tavex SA .................................................         12,113             6,405

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SPAIN -- (Continued)
     Iberdrola SA ...................................................      1,178,862   $     8,529,033
     Iberpapel Gestion SA ...........................................          4,081            75,868
     Indra Sistemas SA ..............................................         84,772         1,420,464
     Industria de Diseno Textil SA ..................................         14,898         1,352,433
    *Inmobiliaria Colonial SA .......................................          1,392             5,997
    *International Consolidated Airlines Group SA ...................        282,178           747,465
    *Jazztel P.L.C. .................................................        170,411           980,182
    *La Seda de Barcelona SA Series B ...............................      2,093,081           174,356
     Laboratorios Farmaceuticos Rovi SA .............................          4,530            32,551
    #Mapfre SA ......................................................        405,687         1,482,364
     Mediaset Espana Comunicacion SA ................................         78,893           522,099
    #Melia Hotels International SA ..................................         61,819           453,212
     Miquel y Costas & Miquel SA ....................................          9,539           215,839
    *Miquel y Costas & Miquel SA Issue-11 Shares ....................          3,180            72,595
   #*Natra SA .......................................................         10,905            15,274
    *Natraceutical SA ...............................................         91,207            22,212
    *NH Hoteles SA ..................................................        199,946           978,440
    #Obrascon Huarte Lain SA ........................................         48,878         1,362,862
     Papeles y Cartones de Europa SA ................................         57,971           230,868
    #Pescanova SA ...................................................         15,534           535,071
     Prim SA ........................................................          5,102            27,470
   #*Promotora de Informaciones SA Series A .........................        274,722           283,617
     Prosegur Cia de Seguridad SA ...................................          9,343           464,512
   #*Quabit Inmobiliaria SA .........................................        240,552            36,827
   #*Realia Business SA .............................................        136,722           209,308
     Red Electrica Corporacion SA ...................................         26,929         1,297,258
    *Renta Corp Real Estate SA ......................................            781             1,237
     Repsol YPF SA ..................................................         11,695           352,016
     Repsol YPF SA Sponsored ADR ....................................        266,253         8,032,853
    #Sacyr Vallehermoso SA ..........................................        169,796         1,185,732
    *Service Point Solutions SA .....................................         97,117            36,477
    *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola
        SA ..........................................................         56,486            99,411
     Solaria Energia y Medio Ambiente SA ............................         59,512           122,484
     Tecnicas Reunidas SA ...........................................          7,387           297,232
     Telecomunicaciones y Energia SA ................................         33,041            67,218
     Telefonica SA ..................................................         10,040           213,366
    #Telefonica SA Sponsored ADR ....................................        223,730         4,781,110
   #*Tubacex SA .....................................................        128,374           337,925
   #*Tubos Reunidos SA ..............................................        131,637           311,623
     Unipapel SA ....................................................          5,129            90,272
   #*Urbas Guadahermosa SA ..........................................          8,757               375
    *Vertice Trescientos Sesenta Grados SA ..........................          1,752               375
     Vidrala SA .....................................................         15,078           423,421
     Viscofan SA ....................................................         35,568         1,365,690
    *Vocento SA .....................................................         34,637            92,366
    *Vueling Airlines SA ............................................         15,306           108,023
    #Zardoya Otis SA ................................................         37,201           501,166
   #*Zeltia SA ......................................................        121,802           278,908
                                                                                       ---------------
TOTAL SPAIN .........................................................                      133,872,974
                                                                                       ---------------
SWEDEN -- (2.6%)
     Aarhuskarlshamn AB .............................................         30,602           824,723
     Acando AB ......................................................         79,449           175,731
   #*Active Biotech AB ..............................................         19,439            87,023
     AddTech AB Series B ............................................          3,065            69,202
     AF AB Series B .................................................         40,355           679,826
     Alfa Laval AB ..................................................         50,974           949,375
   #*Alliance Oil Co., Ltd. GDR .....................................         36,207           468,098
    *Anoto Group AB .................................................         29,000            12,477
     Aros Quality Group AB ..........................................          5,000            35,526
     Assa Abloy AB Series B .........................................        100,032         2,429,273

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     Atlas Copco AB Series A ........................................         51,700   $     1,123,931
     Atlas Copco AB Series B ........................................         26,200           509,130
     Atrium Ljungberg AB Series B ...................................          1,041            12,001
     Avanza Bank Holding AB .........................................          9,530           254,073
     Axfood AB ......................................................         14,804           561,382
     Axis Communications AB .........................................         19,025           422,618
    #B&B Tools AB Series B ..........................................         26,533           242,417
    *BE Group AB ....................................................         51,748           198,700
     Beiger Electronics AB ..........................................          1,035             9,766
     Beijer Alma AB .................................................          8,532           160,018
    *Betsson AB .....................................................         15,565           366,411
     Bilia AB Series A ..............................................         32,569           474,062
     Billerud AB ....................................................        136,214         1,057,851
     BioGaia AB Series B ............................................          5,067           128,076
    *BioInvent International AB .....................................         23,156            64,407
     Biotage AB .....................................................         44,000            35,381
    *Bjorn Borg AB ..................................................         20,904           123,164
    *Black Earth Farming, Ltd. ......................................          5,187            15,315
     Boliden AB .....................................................        311,498         4,428,383
    *Bure Equity AB .................................................        123,011           362,850
     Cantena AB .....................................................            500             5,097
    *Castellum AB ...................................................        128,520         1,739,886
    *CDON Group AB ..................................................         35,059           177,294
    #Clas Ohlson AB Series B ........................................         61,012           748,350
     Cloetta AB .....................................................         14,784            69,914
    *Concentric AB ..................................................         60,667           372,336
     Concordia Maritime AB Series B .................................         30,791            64,939
     Connecta AB ....................................................          3,879            41,033
     CyberCom Group AB ..............................................         16,130            29,266
    *Duni AB ........................................................         23,699           201,257
     East Capital Explorer AB .......................................         22,995           185,223
     Electrolux AB Series B .........................................        263,529         4,907,015
     Elekta AB Series B .............................................         27,466         1,096,831
    *Enea AB ........................................................         26,784           102,155
   #*Eniro AB .......................................................        190,637           294,553
   #*Etrion Corp. ...................................................         47,449            27,215
    *Fabege AB ......................................................        115,010           987,158
     Fagerhult AB ...................................................          2,628            61,917
    *Fastighets AB Balder Series B ..................................         51,394           209,922
     G & L Beijer AB Series B .......................................          3,215           107,618
     Getinge AB Series B ............................................        105,781         2,744,074
    *Geveko AB ......................................................          1,000               786
     Gunnebo AB .....................................................         70,099           282,741
     Hakon Invest AB ................................................         57,601           805,297
     Haldex AB ......................................................         80,072           341,816
     Hennes & Mauritz AB Series B ...................................         64,176         2,121,938
     Hexagon AB Series B ............................................        287,263         4,402,899
     Hexpol AB ......................................................         39,317         1,011,656
   #*HIQ International AB ...........................................         58,688           259,112
     Hoganas AB Series B ............................................         27,205           867,125
     Holmen AB Series B .............................................         69,130         1,956,003
    *HQ AB ..........................................................          3,372             1,755
     Hufvudstaden AB Series A .......................................         70,229           761,913
    *Husqvarna AB Series A ..........................................         94,676           482,703
    *Husqvarna AB Series B ..........................................        405,632         2,060,169
     Industrial & Financial Systems AB Series B .....................         18,999           268,207
     Indutrade AB ...................................................          4,977           133,204
     Intrum Justitia AB .............................................         68,084         1,117,089
    #JM AB ..........................................................         97,383         1,766,958
    #KappAhl AB .....................................................         37,565            81,559
    *Karo Bio AB ....................................................        245,947            40,097

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
    *Klovern AB .....................................................         91,294   $       380,979
    #KNOW IT AB .....................................................         25,707           189,154
    *Kungsleden AB ..................................................        116,998           894,610
     Lagercrantz Group AB Series B ..................................         23,710           175,158
     Lammhults Design Group AB ......................................            652             2,351
     Lennart Wallenstam Byggnads AB Series B ........................         36,003           355,352
    *Lindab International AB ........................................         66,094           408,035
     Loomis AB Series B .............................................         87,196         1,199,492
    *Lundin Petroleum AB ............................................        207,839         5,072,274
    *Meda AB Series A ...............................................        285,274         2,903,172
    *Medivir AB Series B ............................................         17,800           244,744
     Mekonomen AB ...................................................          8,012           292,316
    *Micronic Mydata AB .............................................        104,118           185,319
    *Millicom International Cellular SA SDR .........................          9,423         1,039,229
     Modern Times Group AB Series B .................................         35,059         1,853,717
    *NCC AB Series A ................................................          3,068            55,862
     NCC AB Series B ................................................         96,113         1,761,523
   #*Net Entertainment NE AB ........................................         12,816           129,277
   #*Net Insight AB Series B ........................................        379,646           141,003
    #New Wave Group AB Series B .....................................         78,829           358,556
    #NIBE Industrier AB Series B ....................................         46,530           695,308
   #*Nobia AB .......................................................        141,015           609,913
     Nolato AB Series B .............................................         22,828           189,724
     Nordea Bank AB .................................................      1,205,520        10,947,178
    *Nordic Mines AB ................................................         25,619           211,770
     Nordnet AB Series B ............................................         62,691           172,431
   #*Northland Resources SA .........................................         32,848            48,114
    *Observer AB ....................................................          4,601            30,497
     OEM International AB Series B ..................................          9,300            76,816
   #*Opcon AB .......................................................          8,254             3,470
    #Orc Group AB ...................................................         25,685           234,232
    *Orexo AB .......................................................         22,003            96,049
     Oriflame Cosmetics SA SDR ......................................         14,857           591,096
    *PA Resources AB ................................................        751,131           199,600
     Peab AB Series B ...............................................        206,847         1,125,717
    #Pricer AB Series B .............................................        103,691           188,993
     Proffice AB Series B ...........................................         57,414           204,010
     Ratos AB Series B ..............................................        202,440         2,692,610
     RaySearch Laboratories AB ......................................         24,042            70,008
     Readsoft AB Series B ...........................................          7,000            19,842
    *Rederi AB Transatlantic ........................................         19,360            44,397
    *Rezidor Hotel Group AB .........................................        113,467           409,819
   #*RNB Retail & Brands AB .........................................         91,304            40,622
     Rottneros AB ...................................................        115,998            40,768
     Saab AB Series B ...............................................         62,160         1,197,267
     Sagax AB .......................................................            362             9,343
     Sandvik AB .....................................................         94,964         1,305,433
   #*SAS AB .........................................................        170,610           282,420
     Scania AB Series B .............................................         34,828           584,412
     Seco Tools AB Series B .........................................         14,874           200,681
     Securitas AB Series B ..........................................        171,906         1,566,457
   #*Semcon AB ......................................................         13,446            55,687
     Sintercast AB ..................................................          2,200            16,259
     Skandinaviska Enskilda Banken AB Series A ......................        998,439         6,259,124
    #Skandinaviska Enskilda Banken AB Series C ......................          9,106            56,262
     Skanska AB Series B ............................................        240,253         3,923,067
     SKF AB Series A ................................................          2,588            57,957
     SKF AB Series B ................................................         58,639         1,299,558
    #Skistar AB .....................................................         20,799           300,327
     SSAB AB Series A ...............................................        205,314         1,984,777
     SSAB AB Series B ...............................................         92,472           783,501

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
    *Studsvik AB ....................................................          3,680   $        19,638
     Svenska Cellulosa AB Series A ..................................          5,002            73,865
     Svenska Cellulosa AB Series B ..................................        449,978         6,569,035
     Svenska Handelsbanken AB Series A ..............................        217,774         6,254,571
    *Svenska Handelsbanken AB Series B ..............................          2,386            67,178
     Sweco AB Series B ..............................................         15,961           141,053
     Swedbank AB Series A ...........................................        487,002         6,818,263
     Swedish Match AB ...............................................         83,335         2,877,552
    *Swedish Orphan Biovitrum AB ....................................        145,960           356,952
     Systemair AB ...................................................          2,542            29,292
     Tele2 AB Series B ..............................................        171,464         3,610,740
     Telefonaktiebolaget LM Ericsson AB Series A ....................         25,735           256,294
     Telefonaktiebolaget LM Ericsson AB Series B ....................        500,300         5,214,891
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...............        646,160         6,726,526
     TeliaSonera AB .................................................        830,265         5,771,108
    *TradeDoubler AB ................................................         35,265           156,236
     Trelleborg AB Series B .........................................        320,229         2,710,782
    *Unibet Group P.L.C. SDR ........................................         10,397           241,152
     Vitrolife AB ...................................................          6,000            41,118
     Volvo AB Series A ..............................................        121,171         1,505,335
     Volvo AB Series B ..............................................        231,984         2,887,435
     Volvo AB Sponsored ADR .........................................         70,300           869,611
     Wihlborgs Fastigheter AB .......................................         50,448           689,244
                                                                                       ---------------
TOTAL SWEDEN ........................................................                      159,572,780
                                                                                       ---------------
SWITZERLAND -- (5.7%)
     ABB, Ltd. ......................................................         79,102         1,489,129
     ABB, Ltd. Sponsored ADR ........................................        416,571         7,835,701
     Acino Holding AG ...............................................          4,938           507,345
     Actelion, Ltd. .................................................         49,568         1,836,148
    #Adecco SA ......................................................        126,848         6,092,158
     Advanced Digital Broadcast Holdings SA .........................          3,871            52,490
    *Affichage Holding SA ...........................................            689           108,308
     AFG Arbonia-Forster Holding AG .................................         24,340           558,910
     Allreal Holding AG .............................................         12,693         2,042,271
    #Alpiq Holding AG ...............................................            832           174,316
     ALSO-Actebis Holding AG ........................................            635            33,643
    *Aryzta AG ......................................................         90,947         4,385,300
     Ascom Holding AG ...............................................         32,587           348,010
     Austriamicrosystems AG .........................................          9,983           472,819
   #*Autoneum Holding AG ............................................          4,511           304,974
    #Bachem Holdings AG .............................................          5,169           239,601
     Baloise Holding AG .............................................         60,810         4,953,326
     Bank Coop AG ...................................................          3,931           285,145
     Bank Sarasin & Cie AG Series B .................................         60,296         2,292,168
     Banque Cantonale de Geneve SA ..................................            912           201,787
     Banque Cantonale Vaudoise AG ...................................          3,057         1,582,580
     Banque Privee Edmond de Rothschild SA ..........................             10           278,619
     Barry Callebaut AG .............................................          2,234         2,118,080
    *Basilea Pharmaceutica AG .......................................          5,866           263,228
   #*Basler Kantonalbank AG .........................................          5,045           790,977
     Belimo Holdings AG .............................................            184           329,581
     Bell AG ........................................................             82           168,110
     Bellevue Group AG ..............................................          9,405           156,465
     Berner Kantonalbank AG .........................................          3,443           968,363
    *BKW FMB Energie AG .............................................          7,249           327,714
    *Bobst Group AG .................................................         11,539           230,692
     Bossard Holding AG .............................................          2,478           298,743
     Bucher Industries AG ...........................................          7,753         1,338,436
     Burckhardt Compression Holding AG ..............................          2,182           482,298
     Carlo Gavazzi Holding AG .......................................            209            48,714

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Centralschweizerische Kraftwerke AG ............................            449   $       167,614
     Cham Paper Holding AG ..........................................              5               866
     Charles Voegele Holding AG .....................................          7,735           238,145
    *Cicor Technologies .............................................            911            38,966
     Cie Financiere Tradition SA ....................................          1,760           152,762
    *Clariant AG ....................................................        349,806         3,788,077
     Coltene Holding AG .............................................          1,862            75,721
     Compagnie Financiere Richemont SA Series A .....................        232,579        13,248,772
     Conzzeta AG ....................................................            142           296,401
     Credit Suisse Group AG .........................................         18,871           544,259
    #Credit Suisse Group AG Sponsored ADR ...........................        411,180        11,911,885
    *Cytos Biotechnology AG .........................................          1,001             2,063
     Daetwyler Holding AG ...........................................          7,217           474,754
    *Dottikon ES Holding AG .........................................             89            20,149
   #*Dufry AG .......................................................         15,511         1,660,419
    #EFG International AG ...........................................         50,675           423,073
     Emmi AG ........................................................          2,374           475,422
     EMS-Chemie Holding AG ..........................................          9,412         1,659,585
     Energiedienst Holding AG .......................................          8,125           480,512
     Ferrexpo P.L.C. ................................................        119,065           612,849
     Flughafen Zuerich AG ...........................................          6,039         2,315,909
     Forbo Holding AG ...............................................          1,778           840,241
    #Galenica Holding AG ............................................          3,598         2,084,250
     GAM Holding AG .................................................        270,189         3,230,213
    *Gategroup Holding AG ...........................................         15,736           534,127
     Geberit AG .....................................................         10,697         2,190,719
     George Fisher AG ...............................................          6,933         2,872,775
     Givaudan SA ....................................................          6,351         5,776,353
    #Gurit Holding AG ...............................................            677           333,747
     Helvetia Holding AG ............................................          8,121         2,967,250
     Holcim, Ltd. ...................................................        196,366        12,435,091
     Huber & Suhner AG ..............................................          4,059           218,088
     Implenia AG ....................................................         14,413           339,919
     Inficon Holding AG .............................................          1,859           316,811
    *Interroll Holding AG ...........................................            532           183,719
     Intershop Holding AG ...........................................            625           228,365
    #Julius Baer Group, Ltd. ........................................        293,800        11,039,486
     Kaba Holding AG ................................................          2,701         1,044,509
    *Kardex AG ......................................................          5,057            75,791
     Komax Holding AG ...............................................          5,365           413,142
     Kudelski SA ....................................................         49,220           509,558
     Kuehne & Nagel International AG ................................         13,624         1,687,894
    *Kuoni Reisen Holding AG Series B ...............................          3,742         1,276,276
    #LEM Holding SA .................................................          2,787         1,208,247
    #Liechtensteinische Landesbank AG ...............................          2,654           147,051
   #*LifeWatch AG ...................................................          9,950            35,635
     Lindt & Spruengli AG ...........................................             23           846,955
   #*Logitech International SA (B18ZRK2) ............................         91,981           887,769
   #*Logitech International SA (H50430232) ..........................         26,700           265,665
     Lonza Group AG .................................................         65,351         4,347,038
    #Luzerner Kantonalbank AG .......................................          2,694           974,842
     Metall Zug AG ..................................................            148           562,212
   #*Meyer Burger Technology AG .....................................         47,951         1,147,774
    *Micronas Semiconductor Holding AG ..............................         20,942           171,629
    *Mikron Holding AG ..............................................         48,480           336,299
    *Mobilezone Holding AG ..........................................         13,023           136,418
     Mobimo Holding AG ..............................................          6,454         1,619,181
     Nestle SA ......................................................        634,067        36,672,975
   #*NIBE Industrier AB Series B ....................................          9,129           127,918
     Nobel Biocare Holding AG .......................................         32,030           392,239
     Novartis AG ....................................................         35,249         1,985,762

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
    #Novartis AG ADR ................................................        565,326   $    31,923,959
    *OC Oerlikon Corp. AG ...........................................        174,881         1,047,248
    #Orascom Development Holding AG .................................          3,275            72,443
     Orell Fuessli Holding AG .......................................            435            53,160
   #*Panalpina Welttransport Holding AG .............................         14,298         1,414,025
     Partners Group Holding AG ......................................          4,415           825,889
   #*Petroplus Holdings AG ..........................................        121,310           723,603
     Phoenix Mecano AG ..............................................          1,022           540,116
    *Precious Woods Holding AG ......................................          1,929            25,534
    *PSP Swiss Property AG ..........................................         24,449         2,224,375
     PubliGroupe SA .................................................          5,857           900,672
    *Rieters Holdings AG ............................................          4,511           938,551
     Roche Holding AG Bearer ........................................          5,170           883,219
     Roche Holding AG Genusschein ...................................         82,873        13,596,924
     Romande Energie Holding SA .....................................            363           537,223
    *Schaffner Holding AG ...........................................            468           134,918
     Schindler Holding AG ...........................................          5,484           643,595
    *Schmolz & Bickenbach AG ........................................         61,630           500,956
    #Schweiter Technologies AG ......................................            978           547,273
     Schweizerische National-Versicherungs-Gesellschaft AG ..........         21,014           736,059
     SGS SA .........................................................          1,177         2,019,060
    *Siegfried Holding AG ...........................................          2,572           262,182
     Sika AG ........................................................          1,777         3,482,597
     Sonova Holding AG ..............................................         10,599         1,120,716
     St. Galler Kantonalbank AG .....................................          3,684         1,600,590
     Straumann Holding AG ...........................................          2,040           359,094
    *Sulzer AG ......................................................         28,379         3,307,563
     Swatch Group AG (7184725) ......................................         12,654         5,327,164
     Swatch Group AG (7184736) ......................................         25,589         1,886,941
     Swiss Life Holding AG ..........................................         38,891         4,776,490
    *Swiss Re, Ltd. .................................................        260,224        14,207,841
     Swisscom AG ....................................................          4,364         1,758,004
     Swisscom AG Sponsored ADR ......................................          5,100           205,326
     Swisslog Holding AG ............................................        405,365           330,725
    *Swissmetal Holding AG ..........................................            719               819
     Swissquote Group Holding SA ....................................          6,758           284,404
    #Syngenta AG ADR ................................................        128,298         7,835,159
     Synthes, Inc. ..................................................         44,524         7,445,720
     Tamedia AG .....................................................          1,750           213,265
     Tecan Group AG .................................................         11,987           755,664
    *Temenos Group AG ...............................................         26,589           505,697
    *Tornos Holding AG ..............................................         12,446           121,334
    *U-Blox AG ......................................................          5,955           260,520
    *UBS AG .........................................................      1,369,056        17,302,415
   #*UBS AG ADR .....................................................         30,398           383,623
     Uster Technologies AG ..........................................          3,069           122,319
     Valartis Group AG ..............................................          9,003           158,581
    #Valiant Holding AG .............................................         21,900         3,031,809
     Valora Holding AG ..............................................          5,050         1,048,817
     Vaudoise Assurances Holding SA .................................            726           213,695
     Verwaltungs und Privat-Bank AG .................................          4,005           402,617
     Vetropack Holding AG ...........................................            108           202,304
   #*Von Roll Holding AG ............................................         76,208           267,346
     Vontobel Holdings AG ...........................................         48,801         1,456,091
     VZ Holding AG ..................................................          1,010           115,215
     Walliser Kantonalbank AG .......................................            173           154,354
     WMH Walter Meier Holding AG ....................................            589           143,055
    #Ypsomed Holdings AG ............................................          4,488           284,369
     Zehnder Group AG ...............................................         11,520           684,313
    *Zueblin Immobilien Holding AG ..................................         38,248           130,894
     Zuger Kantonalbank AG ..........................................            121           687,715

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
    Zurich Financial Services AG ....................................         94,275   $    21,725,069
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                      349,499,503
                                                                                       ---------------
UNITED KINGDOM -- (17.0%)
   *888 Holdings P.L.C. .............................................         31,323            16,547
    A.G. Barr P.L.C. ................................................         20,637           400,804
    Aberdeen Asset Management P.L.C. ................................      1,345,598         4,143,248
    Acal P.L.C. .....................................................         26,297           104,202
    Admiral Group P.L.C. ............................................         44,324           835,995
   *AEA Technology Group P.L.C. .....................................         27,704               886
    Aegis Group P.L.C. ..............................................        823,094         1,806,702
   *Afren P.L.C. ....................................................        723,351         1,144,077
    African Barrick Gold, Ltd. ......................................         47,988           415,628
    Aga Rangemaster Group P.L.C. ....................................         42,331            51,838
    Aggreko P.L.C. ..................................................         94,271         2,584,323
    Air Partner P.L.C. ..............................................          2,004            11,161
   *Alexon Group P.L.C. .............................................          5,157                --
   *Alizyme P.L.C. ..................................................         42,517             2,735
    Alphameric P.L.C. ...............................................         42,180            18,268
   *Alterian P.L.C. .................................................         15,092            21,409
    Alumasc Group P.L.C. ............................................          8,807            20,157
    Amec P.L.C. .....................................................        309,802         4,591,084
    Amlin P.L.C. ....................................................        570,574         2,631,684
    Anglo American P.L.C. ...........................................        536,326        19,661,949
    Anglo Pacific Group P.L.C. ......................................        126,209           545,362
    Anglo-Eastern Plantations P.L.C. ................................          8,036            82,724
    Anite P.L.C. ....................................................        269,961           288,687
   *Antisoma P.L.C. .................................................        130,735             4,313
    Antofagasta P.L.C. ..............................................        122,805         2,379,875
    Arena Leisure P.L.C. ............................................        182,111           111,217
    ARM Holdings P.L.C. .............................................         12,223           114,687
    ARM Holdings P.L.C. Sponsored ADR ...............................        177,485         4,985,554
    Ashmore Group P.L.C. ............................................        107,195           598,068
    Ashtead Group P.L.C. ............................................        732,628         1,823,073
    Associated British Foods P.L.C. .................................        236,249         4,193,160
    Assura Group, Ltd. ..............................................         63,019            39,495
   #AstraZeneca P.L.C. Sponsored ADR ................................        143,118         6,856,783
    Aveva Group P.L.C. ..............................................         28,259           715,500
    Aviva P.L.C. ....................................................      1,944,615        10,608,959
    Aviva P.L.C. Sponsored ADR ......................................          3,100            33,945
    Avon Rubber P.L.C. ..............................................          8,371            40,936
    Axis-Shield P.L.C. ..............................................         27,090           203,966
    Babcock International Group P.L.C. ..............................        388,234         4,387,650
    BAE Systems P.L.C. ..............................................      1,692,919         7,507,483
    Balfour Beatty P.L.C. ...........................................        588,046         2,372,294
   #Barclays P.L.C. Sponsored ADR ...................................      1,018,495        12,741,372
   *Barratt Developments P.L.C. .....................................      1,293,556         1,843,072
    BBA Aviation P.L.C. .............................................        566,082         1,611,612
    Beazley P.L.C. ..................................................        745,043         1,502,938
    Bellway P.L.C. ..................................................        171,751         1,954,342
    Berendsen P.L.C. ................................................        317,415         2,364,868
   *Berkeley Group Holdings P.L.C. (The) ............................        168,826         3,385,429
    BG Group P.L.C. .................................................        693,711        15,042,420
   #BG Group P.L.C. Sponsored ADR ...................................         27,200         2,987,648
   #BHP Billiton P.L.C. .............................................         15,526           488,905
   #BHP Billiton P.L.C. ADR .........................................         91,900         5,786,943
   *Blacks Leisure Group P.L.C. .....................................         20,283             2,855
    Bloomsbury Publishing P.L.C. ....................................         58,768            92,795
    Bodycote P.L.C. .................................................        376,188         1,702,007
    Booker Group P.L.C. .............................................        474,546           573,880
    Bovis Homes Group P.L.C. ........................................        190,246         1,435,690

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------

UNITED KINGDOM -- (Continued)
    BP P.L.C. .......................................................         79,890   $       587,897
    BP P.L.C. Sponsored ADR .........................................      1,242,359        54,887,421
    Braemar Shipping Services P.L.C. ................................         13,325            79,245
    Brammer P.L.C. ..................................................         24,061           104,516
    Brewin Dolphin Holdings P.L.C. ..................................        249,529           504,445
    British American Tobacco P.L.C. .................................         82,257         3,771,505
   #British American Tobacco P.L.C. Sponsored ADR ...................         19,800         1,826,550
    British Polythene Industries P.L.C. .............................         25,012           128,889
    British Sky Broadcasting Group P.L.C. ...........................         20,913           235,804
    British Sky Broadcasting Group P.L.C. Sponsored ADR .............         24,700         1,134,718
    Britvic P.L.C. ..................................................        153,689           813,859
   #BT Group P.L.C. Sponsored ADR ...................................        140,608         4,251,986
   *BTG P.L.C. ......................................................        288,846         1,280,513
    Bunzl P.L.C. ....................................................        246,332         3,186,455
    Burberry Group P.L.C. ...........................................        289,168         6,207,734
    Bwin.Party Digital Entertainment P.L.C. .........................        258,373           452,935
    Cable & Wireless Communications P.L.C. ..........................      2,224,822         1,292,954
   *Cable & Wireless Worldwide P.L.C. ...............................      2,582,952         1,155,786
   *Cairn Energy P.L.C. .............................................        600,257         2,834,905
    Camellia P.L.C. .................................................            198            28,237
    Capita Group P.L.C. .............................................         75,220           877,622
    Capital & Counties Properties P.L.C. ............................        218,370           630,195
   *Capital & Regional P.L.C. .......................................        398,343           217,258
    Carclo P.L.C. ...................................................         21,066            98,442
    Carillion P.L.C. ................................................        545,105         3,027,659
    Carnival P.L.C. .................................................         34,284         1,254,432
   #Carnival P.L.C. ADR .............................................         90,603         3,311,540
    Carpetright P.L.C. ..............................................          7,935            58,655
    Carphone Warehouse Group P.L.C. .................................        181,355         1,020,042
    Carr's Milling Industries P.L.C. ................................          2,672            32,174
    Castings P.L.C. .................................................         21,365            97,321
    Catlin Group, Ltd. ..............................................        528,836         3,363,995
   *Centamin Egypt, Ltd. ............................................        774,760         1,359,187
    Centaur Media P.L.C. ............................................         79,311            49,041
    Centrica P.L.C. .................................................        919,607         4,377,873
    Charles Stanley Group P.L.C. ....................................          6,583            31,014
    Charles Taylor Consulting P.L.C. ................................         11,746            24,457
   #Charter International P.L.C. ....................................        218,827         3,151,864
    Chemring Group P.L.C. ...........................................        154,370         1,263,092
    Chesnara P.L.C. .................................................        136,344           423,577
    Chime Communications P.L.C. .....................................         33,351           108,334
    Cineworld Group P.L.C. ..........................................         78,588           240,109
    Clarkson P.L.C. .................................................          6,526           109,547
    Close Brothers Group P.L.C. .....................................        201,826         2,293,684
    Cobham P.L.C. ...................................................        906,210         2,615,107
    Collins Stewart Hawkpoint P.L.C. ................................        132,454           129,471
   *Colt Group SA ...................................................        362,122           587,256
    Communisis P.L.C. ...............................................        120,651            49,168
    Compass Group P.L.C. ............................................        423,975         3,850,046
    Computacenter P.L.C. ............................................        141,938           867,826
   *Connaught P.L.C. ................................................        102,162                --
    Consort Medical P.L.C. ..........................................         26,822           221,730
    Cookson Group P.L.C. ............................................        350,372         2,693,143
    Corin Group P.L.C. ..............................................          3,868             2,488
   *Cosalt P.L.C. ...................................................         12,162               174
    Costain Group P.L.C. ............................................          9,513            29,880
    Cranswick P.L.C. ................................................         65,749           730,415
    Creston P.L.C. ..................................................         18,283            25,768
    Croda International P.L.C. ......................................         71,595         2,012,770
    CSR P.L.C. ......................................................        290,978           843,913
    Daily Mail & General Trust P.L.C. Series A ......................        256,833         1,717,980

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Dairy Crest Group P.L.C. .......................................        254,565   $     1,411,644
     De La Rue P.L.C. ...............................................         78,163         1,058,873
     Debenhams P.L.C. ...............................................      1,668,220         1,738,866
     Dechra Pharmaceuticals P.L.C. ..................................         28,413           224,224
     Development Securities P.L.C. ..................................        156,107           486,771
     Devro P.L.C. ...................................................        210,874           832,851
     Diageo P.L.C. Sponsored ADR ....................................         60,800         5,039,104
     Dialight P.L.C. ................................................          5,704            68,661
     Dignity P.L.C. .................................................         48,913           640,968
     Diploma P.L.C. .................................................        112,126           578,377
   #*Dixons Retail P.L.C. ...........................................      4,437,271           842,466
     Domino Printing Sciences P.L.C. ................................        131,778         1,210,387
     Domino's Pizza UK & IRL P.L.C. .................................         40,146           294,454
     Drax Group P.L.C. ..............................................        427,770         3,723,759
     DS Smith P.L.C. ................................................        526,808         1,799,818
    *DTZ Holdings P.L.C. ............................................          9,294             2,956
     Dunelm Group P.L.C. ............................................         28,656           230,626
    *Dyson Group P.L.C. .............................................          3,999             1,045
     E2V Technologies P.L.C. ........................................         76,169           133,270
    *easyJet P.L.C. .................................................        228,272         1,308,216
     Electrocomponents P.L.C. .......................................        440,584         1,549,876
     Elementis P.L.C. ...............................................        667,595         1,541,151
    *EnQuest P.L.C. .................................................        557,334           963,588
    *Enterprise Inns P.L.C. .........................................        693,441           308,553
    *Essar Energy P.L.C. ............................................         42,841           210,068
     Eurasian Natural Resources Corp. P.L.C. ........................        130,537         1,374,970
     Euromoney Institutional Investor P.L.C. ........................         27,089           294,521
     Evolution Group P.L.C. .........................................        269,316           373,501
    *Exillon Energy P.L.C. ..........................................         34,028           163,701
     Experian P.L.C. ................................................        262,099         3,404,860
     F&C Asset Management P.L.C. ....................................        730,595           859,273
     Fenner P.L.C. ..................................................        192,745         1,051,527
     Fiberweb P.L.C. ................................................         84,102            55,224
     Fidessa Group P.L.C. ...........................................         30,747           802,522
     Filtrona P.L.C. ................................................        191,547         1,219,938
    *Findel P.L.C. ..................................................      1,199,401            73,694
     Firstgroup P.L.C. ..............................................        515,057         2,758,482
     Fortune Oil P.L.C. .............................................        441,756            67,761
     French Connection Group P.L.C. .................................         88,909           112,066
     Fresnillo P.L.C. ...............................................         19,516           529,097
     Fuller Smith & Turner P.L.C. ...................................         34,108           382,479
     Future P.L.C. ..................................................        361,156            60,081
    #G4S P.L.C. .....................................................      1,350,891         5,281,562
     Galliford Try P.L.C. ...........................................        110,642           826,657
     Game Group P.L.C. ..............................................        607,979           188,536
     Games Workshop Group P.L.C. ....................................          7,668            53,599
    *Gem Diamonds, Ltd. .............................................        131,720           468,593
     Genus P.L.C. ...................................................         67,595         1,112,898
     GKN P.L.C. .....................................................      1,575,264         4,788,821
     GlaxoSmithKline P.L.C. Sponsored ADR ...........................         82,600         3,699,654
     GlobeOp Financial Services SA ..................................          2,340            10,721
     Go-Ahead Group P.L.C. ..........................................         38,577           859,667
     Greene King P.L.C. .............................................        294,993         2,127,085
     Greggs P.L.C. ..................................................        109,757           900,428
     Guinness Peat Group P.L.C. .....................................         52,296            26,071
     Halfords Group P.L.C. ..........................................        268,492         1,408,006
     Halma P.L.C. ...................................................        253,936         1,364,568
    *Hampson Industries P.L.C. ......................................        243,309            31,449
     Hansard Global P.L.C. ..........................................         10,373            27,522
    *Hardy Oil & Gas P.L.C. .........................................         24,446            60,141
     Hardy Underwriting Group P.L.C. ................................         21,636            76,464

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Hargreaves Lansdown P.L.C. .....................................         80,332   $       645,534
    *Harvard International P.L.C. ...................................          6,399             3,791
     Harvey Nash Group P.L.C. .......................................         28,747            28,555
    *Havelock Europa P.L.C. .........................................         13,179             2,752
     Hays P.L.C. ....................................................        607,627           771,472
     Headlam Group P.L.C. ...........................................        103,583           443,670
     Helical Bar P.L.C. .............................................        197,513           632,076
    *Helphire P.L.C. ................................................        295,862            13,405
     Henderson Group P.L.C. .........................................        889,144         1,712,114
     Henry Boot P.L.C. ..............................................         54,419           101,940
    *Heritage Oil P.L.C. ............................................        121,852           426,486
     Hikma Pharmaceuticals P.L.C. ...................................        127,684         1,382,919
     Hill & Smith Holdings P.L.C. ...................................         99,260           425,377
     Hiscox, Ltd. ...................................................        523,721         3,200,748
    #HMV Group P.L.C. ...............................................        382,104            27,789
     Hochschild Mining P.L.C. .......................................        131,410           941,387
     Hogg Robinson Group P.L.C. .....................................        132,868           112,284
     Home Retail Group P.L.C. .......................................        753,631         1,216,073
     Homeserve P.L.C. ...............................................        236,555         1,328,543
     Hornby P.L.C. ..................................................         20,303            42,305
    *Howden Joinery Group P.L.C. ....................................      1,093,385         2,064,880
     HSBC Holdings P.L.C. ...........................................         43,814           389,748
     HSBC Holdings P.L.C. Sponsored ADR .............................      1,411,211        61,613,472
     Hunting P.L.C. .................................................        135,624         1,444,752
     Huntsworth P.L.C. ..............................................        250,994           251,618
     Hyder Consulting P.L.C. ........................................         18,151            98,833
     ICAP P.L.C. ....................................................        522,893         3,372,550
     IG Group Holdings P.L.C. .......................................        192,580         1,436,062
    *Imagination Technologies Group P.L.C. ..........................        107,118           787,495
     IMI P.L.C. .....................................................        291,635         3,843,546
     Imperial Tobacco Group P.L.C. ..................................        400,030        14,571,837
     Imperial Tobacco Group P.L.C. ADR ..............................         18,000         1,314,000
     Inchcape P.L.C. ................................................        543,514         2,897,953
     Informa P.L.C. .................................................        631,434         3,666,770
    *Inmarsat P.L.C. ................................................        177,131         1,336,242
    *Innovation Group P.L.C. ........................................      1,143,991           361,625
     Intercontinental Hotels Group P.L.C. ...........................          7,196           132,809
     Intercontinental Hotels Group P.L.C. ADR .......................         82,523         1,525,025
     Intermediate Capital Group P.L.C. ..............................        380,103         1,488,348
    *International Consolidated Airlines Group SA ...................        816,909         2,249,398
   #*International Consolidated Airlines Group SA Sponsored ADR .....         12,200           165,188
    *International Ferro Metals, Ltd. ...............................         20,587             6,963
     International Personal Finance P.L.C. ..........................        324,526         1,424,748
     International Power P.L.C. .....................................      1,635,620         8,872,718
     Interserve P.L.C. ..............................................        153,051           811,122
     Intertek Group P.L.C. ..........................................         69,693         2,297,829
     Invensys P.L.C. ................................................        554,079         2,004,532
     Investec P.L.C. ................................................        620,015         3,756,396
    *IP Group P.L.C. ................................................        174,476           197,030
     ITE Group P.L.C. ...............................................         75,045           226,244
    *ITV P.L.C. .....................................................      3,143,342         3,220,723
     James Fisher & Sons P.L.C. .....................................         69,699           620,919
     Jardine Lloyd Thompson Group P.L.C. ............................         67,642           779,871
    *JD Sports Fashion P.L.C. .......................................         12,117           162,394
     JD Wetherspoon P.L.C. ..........................................        108,926           753,883
    *JJB Sports P.L.C. ..............................................         30,495             5,653
     JKX Oil & Gas P.L.C. ...........................................        132,334           334,514
     John Menzies P.L.C. ............................................         25,588           201,712
     John Wood Group P.L.C. .........................................        399,126         3,951,665
     Johnson Matthey P.L.C. .........................................        150,207         4,518,066
    *Johnston Press P.L.C. ..........................................      1,456,828           114,704

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
    *Jupiter Fund Management P.L.C. .................................          7,313   $        27,833
     Kazakhmys P.L.C. ...............................................        151,166         2,234,769
     Kcom Group P.L.C. ..............................................        346,054           406,404
     Keller Group P.L.C. ............................................         69,988           412,512
     Kesa Electricals P.L.C. ........................................        659,944         1,091,017
     Kewill P.L.C. ..................................................         37,553            41,403
     Kier Group P.L.C. ..............................................         36,967           833,833
     Kingfisher P.L.C. ..............................................      2,252,411         9,331,936
    *Kofax P.L.C. ...................................................         64,500           283,431
     Ladbrokes P.L.C. ...............................................        687,249         1,522,096
     Laird P.L.C. ...................................................        317,863           760,464
     Lamprell P.L.C. ................................................        158,765           615,449
     Lancashire Holdings, Ltd. ......................................        205,604         2,360,487
     Latchways P.L.C. ...............................................          2,464            47,535
     Laura Ashley Holdings P.L.C. ...................................        157,940            50,562
     Lavendon Group P.L.C. ..........................................        159,177           233,659
     Legal & General Group P.L.C. ...................................      6,293,969        11,087,512
    *Liontrust Asset Management P.L.C. ..............................          4,633             4,291
    *Lloyds Banking Group P.L.C. ....................................     11,686,370         6,043,285
   #*Lloyds Banking Group P.L.C. Sponsored ADR ......................        678,129         1,396,946
     Logica P.L.C. ..................................................      1,609,012         2,414,396
     London Stock Exchange Group P.L.C. .............................        161,851         2,336,607
    *Lonmin P.L.C. ..................................................        133,187         2,316,284
     Lookers P.L.C. .................................................        203,909           177,030
     Low & Bonar P.L.C. .............................................        125,487            90,346
     LSL Property Services P.L.C. ...................................         14,831            56,218
     Man Group P.L.C. ...............................................      2,013,466         4,813,242
     Management Consulting Group P.L.C. .............................        253,841           135,586
    *Manganese Bronze Holdings P.L.C. ...............................          3,904             2,138
     Marks & Spencer Group P.L.C. ...................................      1,223,327         6,306,992
     Marshalls P.L.C. ...............................................         93,944           129,876
     Marston's P.L.C. ...............................................        746,002         1,159,935
     McBride P.L.C. .................................................        279,529           612,753
    *McBride P.L.C. Redeemable B Shares .............................     13,417,392            21,574
     Mears Group P.L.C. .............................................         60,256           256,465
     Mecom Group P.L.C. .............................................         69,683           173,151
     Meggitt P.L.C. .................................................        819,143         5,055,418
     Melrose P.L.C. .................................................        429,303         2,267,364
     Melrose Resources P.L.C. .......................................         79,059           141,615
     Michael Page International P.L.C. ..............................         90,630           583,427
     Micro Focus International P.L.C. ...............................         92,950           502,874
     Millennium & Copthorne Hotels P.L.C. ...........................        208,888         1,493,475
    *Misys P.L.C. ...................................................        246,296         1,153,408
    *Mitchells & Butlers P.L.C. .....................................        313,759         1,208,506
     Mitie Group P.L.C. .............................................        405,700         1,637,361
    *MJ Gleeson Group P.L.C. ........................................         16,223            29,017
     Mondi P.L.C. ...................................................        443,793         3,375,335
     Moneysupermarket.com Group P.L.C. ..............................        318,090           537,793
     Morgan Crucible Co. P.L.C. .....................................        314,244         1,426,115
     Morgan Sindall P.L.C. ..........................................         49,411           439,537
    #Mothercare P.L.C. ..............................................        102,312           276,042
    *Mouchel Group P.L.C. ...........................................         47,646            10,268
    *MWB Group Holdings P.L.C. ......................................         22,990             9,002
     N Brown Group P.L.C. ...........................................        178,606           756,854
     National Express Group P.L.C. ..................................        516,709         1,908,604
     National Grid P.L.C. ...........................................         13,441           133,631
    #National Grid P.L.C. Sponsored ADR .............................        106,702         5,342,569
    *NCC Group P.L.C. ...............................................          9,509           101,347
     Next P.L.C. ....................................................         66,743         2,735,537
    *Northgate P.L.C. ...............................................        123,586           511,602
     Novae Group P.L.C. .............................................         78,110           368,188

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Old Mutual P.L.C. ..............................................      3,860,465   $     6,787,202
    *Optos P.L.C. ...................................................          4,908            16,240
    *Oxford Biomedica P.L.C. ........................................        264,084            22,660
     Oxford Instruments P.L.C. ......................................         28,021           345,018
     Pace P.L.C. ....................................................        327,672           415,976
     PayPoint P.L.C. ................................................          9,427            76,424
     Pearson P.L.C. Sponsored ADR ...................................        607,283        11,174,007
    *Pendragon P.L.C. ...............................................        375,315            57,373
     Pennon Group P.L.C. ............................................        261,334         2,919,288
     Persimmon P.L.C. ...............................................        411,644         3,282,711
     Petrofac, Ltd. .................................................         33,407           767,386
     Petropavlovsk P.L.C. ...........................................        175,722         2,068,344
     Phoenix Group Holdings P.L.C. ..................................            449             3,756
     Phoenix IT Group, Ltd. .........................................         33,310           104,268
     Photo-Me International P.L.C. ..................................        823,881           817,867
    *Pinnacle Staffing Group P.L.C. .................................         15,255                --
     Premier Farnell P.L.C. .........................................        271,574           761,906
    *Premier Foods P.L.C. ...........................................      3,350,504           210,953
    *Premier Oil P.L.C. .............................................        341,356         2,009,556
    #Provident Financial P.L.C. .....................................         80,582         1,432,232
     Prudential P.L.C. ..............................................         56,043           578,874
    #Prudential P.L.C. ADR ..........................................        624,941        12,917,530
     Psion P.L.C. ...................................................         94,664            76,085
    *Puma Brandenburg, Ltd. Capital Shares ..........................         90,186             9,359
    *Puma Brandenburg, Ltd. Income Shares ...........................         90,186             3,744
    *Punch Taverns P.L.C. ...........................................        883,786           148,888
     PV Crystalox Solar P.L.C. ......................................        245,375            30,025
    #PZ Cussons P.L.C. ..............................................        198,654         1,173,126
     Qinetiq P.L.C. .................................................        778,793         1,459,634
    *Quintain Estates & Development P.L.C. ..........................        440,064           262,976
     R.E.A. Holdings P.L.C. .........................................         11,361           104,780
     Randgold Resources, Ltd. .......................................         12,728         1,392,027
     Rathbone Brothers P.L.C. .......................................         43,018           791,579
    *Raven Russia, Ltd. .............................................         17,655            15,681
     Reckitt Benckiser Group P.L.C. .................................         58,545         3,005,095
    *Redrow P.L.C. ..................................................        350,237           655,061
     Reed Elsevier P.L.C. ...........................................          7,445            63,735
    #Reed Elsevier P.L.C. ADR .......................................         40,441         1,382,678
     Regus P.L.C. ...................................................        957,526         1,162,178
     Renishaw P.L.C. ................................................         28,314           443,578
    *Renovo Group P.L.C. ............................................        132,895            31,292
    *Rentokil Initial P.L.C. ........................................      1,328,210         1,531,773
     Resolution, Ltd. ...............................................      1,737,058         7,644,595
     Restaurant Group P.L.C. ........................................        122,168           587,864
     Rexam P.L.C. ...................................................      1,069,584         5,928,692
     Ricardo P.L.C. .................................................         27,069           159,438
     Rightmove P.L.C. ...............................................         47,459           992,985
     Rio Tinto P.L.C. ...............................................        113,242         6,126,261
    #Rio Tinto P.L.C. Sponsored ADR .................................        257,107        13,899,204
     RM P.L.C. ......................................................         31,960            34,398
     Robert Walters P.L.C. ..........................................         96,470           317,884
     Robert Wiseman Dairies P.L.C. ..................................         62,972           292,015
    *Rolls-Royce Holdings P.L.C. (B4RNCM5) ..........................     62,554,227           100,581
    *Rolls-Royce Holdings P.L.C. (B63H849) ..........................        906,583        10,204,910
     Rotork P.L.C. ..................................................         37,868         1,021,388
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............        319,548         2,473,302
    #Royal Dutch Shell P.L.C. ADR ...................................      1,170,652        84,052,814
     Royal Dutch Shell P.L.C. Series A ..............................          2,759            97,737
     Royal Dutch Shell P.L.C. Series B ..............................        109,362         3,923,701
     RPC Group P.L.C. ...............................................        191,859         1,088,579
     RPS Group P.L.C. ...............................................        336,117           973,406

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     RSA Insurance Group P.L.C. .....................................      4,765,221   $     8,509,972
     S&U P.L.C. .....................................................          2,614            25,961
     SABmiller P.L.C. ...............................................        396,880        14,454,433
     Safestore Holdings P.L.C. ......................................         37,497            62,385
     Sage Group P.L.C. ..............................................      1,360,867         6,069,366
     Sainsbury (J.) P.L.C. ..........................................        884,698         4,239,433
    *Salamander Energy P.L.C. .......................................        183,101           583,400
     Savills P.L.C. .................................................        157,622           785,203
     Schroders P.L.C. ...............................................        111,664         2,573,669
     Schroders P.L.C. Non-Voting ....................................         53,133         1,062,377
     SDL P.L.C. .....................................................        132,839         1,404,318
     Senior P.L.C. ..................................................        403,989         1,077,176
     Serco Group P.L.C. .............................................        129,449         1,077,987
     Severfield-Rowen P.L.C. ........................................        122,164           313,394
     Severn Trent P.L.C. ............................................        102,815         2,502,570
     Shanks Group P.L.C. ............................................        513,116           910,245
     Shire P.L.C. ...................................................          2,251            70,649
     Shire P.L.C. ADR ...............................................         24,880         2,346,184
    *SIG P.L.C. .....................................................        843,340         1,299,403
    *SkyePharma P.L.C. Sponsored ADR ................................             80                79
     Smith & Nephew P.L.C. ..........................................          7,085            64,850
    #Smith & Nephew P.L.C. Sponsored ADR ............................         34,400         1,577,584
     Smiths Group P.L.C. ............................................        120,936         1,856,098
     Smiths News P.L.C. .............................................        123,090           189,363
    *Soco International P.L.C. ......................................        245,990         1,298,585
   #*Southern Cross Healthcare P.L.C. ...............................        120,532            12,113
     Spectris P.L.C. ................................................        103,458         2,113,791
     Speedy Hire P.L.C. .............................................        189,796            62,534
     Spirax-Sarco Engineering P.L.C. ................................         52,972         1,627,254
     Spirent Communications P.L.C. ..................................      2,334,033         4,680,093
     Spirent Communications P.L.C. Sponsored ADR ....................         25,100           202,570
    *Spirit Pub Co. P.L.C. ..........................................        883,786           678,546
    *Sportech P.L.C. ................................................         87,812            56,395
    *Sports Direct International P.L.C. .............................        135,009           497,312
     SSE P.L.C. .....................................................        436,306         9,426,892
     St. Ives Group P.L.C. ..........................................         57,893            83,310
     St. James's Place P.L.C. .......................................        178,258         1,008,140
     St. Modwen Properties P.L.C. ...................................        138,565           277,317
     Stagecoach Group P.L.C. ........................................        238,338           947,417
     Standard Chartered P.L.C. ......................................        973,934        22,726,066
     Standard Life P.L.C. ...........................................      2,521,684         8,698,221
     Sthree P.L.C. ..................................................         42,650           194,808
    *STV Group P.L.C. ...............................................         56,141            98,381
    *SuperGroup P.L.C. ..............................................          1,236            12,371
     Synergy Health P.L.C. ..........................................         34,284           458,368
     T Clarke P.L.C. ................................................         26,802            18,406
     TalkTalk Telecom Group P.L.C. ..................................        364,925           759,717
   #*Talvivaara Mining Co. P.L.C. ...................................         31,253           115,924
     Tate & Lyle P.L.C. .............................................        407,706         4,265,571
    *Taylor Wimpey P.L.C. ...........................................      4,137,785         2,449,039
     Ted Baker P.L.C. ...............................................         12,672           151,907
    *Telecity Group P.L.C. ..........................................        150,602         1,446,188
    *Telecom Plus P.L.C. ............................................         23,457           278,940
     Tesco P.L.C. ...................................................      2,009,224        12,954,285
     Thomas Cook Group P.L.C. .......................................        802,897           666,222
     Thorntons P.L.C. ...............................................         37,958            26,098
     Topps Tiles P.L.C. .............................................         36,015            18,167
     Travis Perkins P.L.C. ..........................................        289,687         4,097,402
     Tribal Group P.L.C. ............................................         44,362            32,300
    *Trifast P.L.C. .................................................         29,862            19,439
    *Trinity Mirror P.L.C. ..........................................        506,862           394,696

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     TT electronics P.L.C. ..........................................        194,255   $       489,991
     TUI Travel P.L.C. ..............................................        597,063         1,633,810
     Tullett Prebon P.L.C. ..........................................        281,492         1,587,272
     Tullow Oil P.L.C. ..............................................         77,475         1,740,699
     UBM P.L.C. .....................................................        168,334         1,370,222
    *UK Coal P.L.C. .................................................        169,160            92,047
     UK Mail Group P.L.C. ...........................................         12,676            41,898
     Ultra Electronics Holdings P.L.C. ..............................         29,410           750,366
    #Umeco P.L.C. ...................................................         61,337           247,575
     Unilever P.L.C. ................................................         17,957           601,921
    #Unilever P.L.C. Sponsored ADR ..................................        120,000         4,038,000
    *Unite Group P.L.C. .............................................        163,597           463,462
     United Utilities Group P.L.C. ..................................        270,817         2,639,983
     United Utilities Group P.L.C. ADR ..............................         10,818           209,328
     UTV Media P.L.C. ...............................................        119,515           229,570
    *Vectura Group P.L.C. ...........................................        348,245           340,613
     Vedanta Resources P.L.C. .......................................         81,742         1,668,437
    *Vernalis P.L.C. ................................................          2,914             1,308
     Victrex P.L.C. .................................................         40,288           819,484
     Vislink P.L.C. .................................................         11,896             3,006
     Vitec Group P.L.C. (The) .......................................         22,412           215,841
     Vodafone Group P.L.C. ..........................................        806,505         2,239,408
     Vodafone Group P.L.C. Sponsored ADR ............................      2,013,800        56,064,192
     Volex P.L.C. ...................................................         18,246            89,020
     Vp P.L.C. ......................................................         11,576            40,453
    *Wagon P.L.C. ...................................................         17,912               360
     Weir Group P.L.C. (The) ........................................        136,924         4,194,908
     WH Smith P.LC ..................................................        163,163         1,435,236
     Whitbread P.L.C. ...............................................        172,947         4,595,439
     William Hill P.L.C. ............................................        783,260         2,718,636
     William Morrison Supermarkets P.L.C. ...........................      1,517,790         7,360,398
     Wilmington Group P.L.C. ........................................        141,363           191,880
     Wincanton P.L.C. ...............................................         64,071            74,426
    *Wolfson Microelectronics P.L.C. ................................        193,734           364,697
     Wolseley P.L.C. ................................................        295,066         8,508,531
    #Wolseley P.L.C. ADR ............................................         62,362           180,226
     WPP P.L.C. .....................................................         18,201           188,400
    #WPP P.L.C. Sponsored ADR .......................................        126,400         6,551,312
     WS Atkins P.L.C. ...............................................         90,312           830,740
     WSP Group P.L.C. ...............................................         82,843           306,330
     Xaar P.L.C. ....................................................         24,829            97,128
    *Xchanging P.L.C. ...............................................        226,808           248,323
     XP Power, Ltd. .................................................          3,794            61,044
     Xstrata P.L.C. .................................................        782,713        13,037,282
   #*Yell Group P.L.C. ..............................................      3,343,027           194,072
     Yule Catto & Co. P.L.C. ........................................        231,142           630,867
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                    1,041,792,125
                                                                                       ---------------
UNITED STATES -- (0.0%)
    *Swisher Hygiene, Inc. ..........................................         38,420           167,511
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    5,361,011,498
                                                                                       ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
     Porsche Automobil Holding SE ...................................         55,763         3,248,479
                                                                                       ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Arafura Resources, Ltd. Rights 11/22/11 .........................        109,267   $         1,152
   *Centrebet International, Ltd. Litigation Rights .................         22,005                --
   *Navigator Resources, Ltd. Warrants 07/31/14 .....................        115,006               848
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                            2,000
                                                                                       ---------------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR ......................................         57,113                79
   *Deceuninck NV STRIP VVPR ........................................         18,136                25
   *Elia System Operator SA NV STRIP VVPR ...........................          2,262               401
   *Nyrstar NV STRIP VVPR ...........................................         67,312                93
   *Tessenderlo Chemie NV STRIP VVPR ................................          2,854               314
                                                                                       ---------------
TOTAL BELGIUM .......................................................                              912
                                                                                       ---------------
CANADA -- (0.0%)
   *Compton Petroleum Corp. Warrants 08/23/14 .......................          1,282             5,338
   *Duluth Metals, Ltd. Warrants 01/18/13 ...........................          1,286               581
   *Insignia Energy, Ltd. Rights 11/17/11 ...........................          4,148               166
                                                                                       ---------------
TOTAL CANADA ........................................................                            6,085
                                                                                       ---------------
HONG KONG -- (0.0%)
   *Allied Properties (H.K.), Ltd. Warrants 06/13/16 ................        573,678             9,600
   *New World Development Co., Ltd. Rights 11/22/11 .................        881,620           300,727
                                                                                       ---------------
TOTAL HONG KONG .....................................................                          310,327
                                                                                       ---------------
ITALY -- (0.0%)
   *Banca Popolare di Milano Scarl Rights 11/18/11 ..................        521,464           491,375
                                                                                       ---------------
JAPAN -- (0.0%)
   *Oak Capital Corp. Warrants 11/30/11 .............................         10,100                --
                                                                                       ---------------
NORWAY -- (0.0%)
   *DOF ASA Rights 10/31/11 .........................................          5,257                --
                                                                                       ---------------
SINGAPORE -- (0.0%)
   *Sinarmas Land, Ltd. Warrants 11/18/15 ...........................        620,640            44,515
                                                                                       ---------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 10/31/11 ..............................             --                --
                                                                                       ---------------
UNITED KINGDOM -- (0.0%)
   *Management Consulting Group P.L.C. Warrants 12/31/11 ............         11,747             2,125
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                          857,339
                                                                                       ---------------

                                                                          SHARES/
                                                                           FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@DFA Short Term Investment Fund ..................................    758,998,178       758,998,178
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
      0.11%, 11/01/11 (Collateralized by
      FNMA 3.500%, 11/01/31, valued at $1,652,385) to be
      repurchased at $1,619,990 .....................................   $      1,620         1,619,985
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      760,618,163
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,593,025,409) ............................................                  $ 6,125,735,479
                                                                                       ===============

               DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (25.2%)
      Abacus Property Group .........................................      1,348,058   $     2,682,846
     #Ale Property Group ............................................        586,347         1,243,707
      Ardent Leisure Group ..........................................      1,404,719         1,608,517
     #Aspen Group ...................................................      2,948,186         1,269,685
      Australian Education Trust ....................................        379,564           350,132
     *BGP Holdings (Private) ........................................     38,018,670                --
      BWP Trust .....................................................      1,739,027         3,037,493
     #Carindale Property Trust NL ...................................         82,078           345,624
    #*Centro Retail Group ...........................................      1,965,971           563,646
      CFS Retail Property Trust .....................................      9,495,471        18,101,106
      Challenger Diversified Property Group .........................      2,276,463         1,241,012
     #Charter Hall Group ............................................        897,012         1,843,023
     #Charter Hall Office REIT ......................................      2,059,687         7,308,705
      Charter Hall Retail REIT ......................................      1,276,665         4,378,777
     #Commonwealth Property Office Fund .............................     11,268,571        10,992,235
      Cromwell Property Group .......................................      1,459,928         1,049,424
      Dexus Property Group ..........................................     22,645,933        20,144,876
     *Galileo Japan Trust ...........................................         13,923             7,372
      Goodman Group .................................................     34,562,666        22,460,174
      GPT Group .....................................................      8,259,929        27,260,137
      Growthpoint Properties Australia NL ...........................         47,091            95,540
      Investa Office Fund ...........................................     12,013,956         7,854,072
     *Mirvac Industrial Trust .......................................        826,524            66,850
     *Prime Retirement & Aged Care Property Trust ...................        116,309             5,884
     *Real Estate Capital Partners USA Property Trust ...............         12,853             8,617
     *Rubicon Europe Trust Group REIT ...............................        505,643             2,664
      Stockland Trust Group .........................................     11,211,135        37,021,381
    #*Tishman Speyer Office Fund ....................................      1,359,035           786,102
      Trafalgar Corporate Group, Ltd. ...............................         43,870            32,563
     *Trinity Group .................................................        500,397           109,544
      Villa World Group .............................................         73,180            56,894
      Westfield Group ...............................................     10,752,623        86,562,454
      Westfield Retail Trust ........................................     13,665,264        36,417,759
                                                                                       ---------------
TOTAL AUSTRALIA ...............................................                            294,908,815
                                                                                       ---------------
BELGIUM -- (1.5%)
      Aedifica NV ...................................................         17,549         1,057,124
      Befimmo SCA ...................................................         62,139         4,757,933
      Cofinimmo SA ..................................................         57,381         6,995,067
      Intervest Offices NV ..........................................         26,379           708,460
      Leasinvest Real Estate SCA ....................................          5,033           454,097
      Retail Estates NV .............................................          7,595           499,222
      Warehouses De Pauw SCA ........................................         47,140         2,470,108
      Wereldhave Belgium NV .........................................          6,542           605,599
                                                                                       ---------------
TOTAL BELGIUM .......................................................                       17,547,610
                                                                                       ---------------
CANADA -- (6.9%)
     #Allied Properties REIT ........................................        103,347         2,507,079
     #Artis REIT ....................................................        181,918         2,409,147
     #Boardwalk REIT ................................................        107,425         5,246,500
     #Calloway REIT .................................................        235,054         6,202,077
     #Canadian Apartment Properties REIT ............................        172,182         3,492,872
     #Canadian REIT .................................................        154,493         5,499,284
     #Chartwell Seniors Housing REIT ................................        569,974         4,443,138
     #Cominar REIT ..................................................        139,382         3,156,109
     #Crombie REIT ..................................................        110,880         1,478,400
     #Dundee REIT ...................................................        135,063         4,471,612
     #Extendicare REIT ..............................................        292,131         2,186,403

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    #H&R REIT .......................................................        626,246   $    13,677,828
    #Huntingdon REIT ................................................         27,638           202,415
    #InnVest REIT ...................................................        306,443         1,266,662
     InterRent REIT .................................................         13,900            35,282
   #*Lanesborough REIT ..............................................         29,600             9,800
    #Morguard REIT ..................................................        115,647         1,758,925
    #Northern Property REIT .........................................         59,200         1,711,113
    #NorthWest Healthcare Properties REIT ...........................         32,000           364,384
    #Primaris Retail REIT ...........................................        163,557         3,383,542
    #Retrocom Mid-Market REIT .......................................         90,222           400,987
    #RioCan REIT ....................................................        598,284        15,179,937
    #Whiterock REIT .................................................        135,376         1,780,566
                                                                                       ---------------
TOTAL CANADA ........................................................                       80,864,062
                                                                                       ---------------
CHINA -- (0.1%)
    #GZI REIT .......................................................      3,015,000         1,388,440
    *RREEF China Commercial Trust ...................................      1,392,000            44,795
                                                                                       ---------------
TOTAL CHINA .........................................................                        1,433,235
                                                                                       ---------------
FRANCE -- (12.4%)
     Acanthe Developpement SA .......................................        166,991           204,181
     Affine SA ......................................................         22,833           474,159
     ANF Immobilier SA ..............................................         40,942         1,721,983
     Cegereal SA ....................................................         15,349           387,668
     Fonciere des Regions SA ........................................        127,922         9,427,170
     Gecina SA ......................................................         99,820         9,871,461
     ICADE SA .......................................................        105,620         9,452,734
     Klepierre SA ...................................................        477,925        14,896,760
     Mercialys SA ...................................................        129,209         4,811,075
     Societe de la Tour Eiffel SA ...................................         26,206         1,578,621
     Societe Immobiliere de Location pour l'Industrie et le
        Commerce SA .................................................         60,179         6,316,891
     Unibail-Rodamco SE .............................................        430,171        85,522,033
                                                                                       ---------------
TOTAL FRANCE ...................................................                           144,664,736
                                                                                       ---------------
GERMANY -- (0.2%)
     Alstria Office REIT AG .........................................        144,729         1,855,810
     Hamborner REIT AG ..............................................         51,355           447,025
                                                                                       ---------------
TOTAL GERMANY .......................................................                        2,302,835
                                                                                       ---------------
GREECE -- (0.0%)
     Eurobank Properties Real Estate Investment Co. S.A. ............         51,033           289,306
                                                                                       ---------------
HONG KONG -- (3.8%)
    #Champion REIT ..................................................     11,614,012         4,806,310
     Link REIT (The) ................................................     10,491,447        36,030,162
     Prosperity REIT ................................................      4,931,000         1,000,797
    #Regal REIT .....................................................      4,424,000         1,035,363
    #Sunlight REIT ..................................................      5,040,000         1,461,099
                                                                                       ---------------
TOTAL HONG KONG .....................................................                       44,333,731
                                                                                       ---------------
ISRAEL -- (0.1%)
     Reit 1, Ltd. ...................................................        251,688           471,711
                                                                                       ---------------
ITALY -- (0.2%)
     Beni Stabili SpA (5808135) .....................................      2,292,143         1,377,492
     Beni Stabili SpA (B5N3Q91) .....................................        694,482           411,187
     Immobiliare Grande Distribuzione SpA ...........................        577,089           862,958
                                                                                       ---------------
TOTAL ITALY .........................................................                        2,651,637
                                                                                       ---------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (13.7%)
    Advance Residence Investment Corp. ..............................          4,506   $     8,536,227
    BLife Investment Corp. ..........................................            416         2,369,220
    Daiwa Office Investment Corp. ...................................          1,137         2,819,638
   #FC Residential Investment .......................................            504           233,538
   #Frontier Real Estate Investment Corp. ...........................            803         6,963,253
    Fukuoka REIT Corp. ..............................................            460         3,130,136
   #Global One Real Estate Investment Co. ...........................            406         2,939,413
    Hankyu REIT, Inc. ...............................................            350         1,633,807
    Heiwa Real Estate REIT, Inc. ....................................          2,115         1,087,062
    Ichigo Real Estate Investment Corp. .............................            542           767,452
    Industrial & Infrastructure Fund Investment Corp. ...............            319         1,685,766
   #Invincible Investment Corp. .....................................          1,860           196,592
    Japan Excellent, Inc. ...........................................            744         3,142,290
    Japan Hotel & Resort, Inc. ......................................            437           933,038
    Japan Logistics Fund, Inc. ......................................            661         5,696,505
    Japan Prime Realty Investment Corp. .............................          3,087         7,392,731
    Japan Real Estate Investment Corp. ..............................          2,202        18,782,409
   #Japan Rental Housing Investments, Inc. ..........................          2,827         1,072,995
    Japan Retail Fund Investment Corp. ..............................          7,473        11,568,004
    Kenedix Realty Investment Corp. .................................          1,290         3,740,834
    MID REIT, Inc. ..................................................            739         1,853,678
    Mori Hills REIT Investment Corp. ................................            773         2,621,411
    MORI TRUST Sogo REIT, Inc. ......................................            777         6,841,086
    Nippon Accommodations Fund, Inc. ................................            832         5,513,194
    Nippon Building Fund, Inc. ......................................          2,568        24,798,429
    Nippon Hotel Fund Investment Corp. ..............................            183           455,904
    Nomura Real Estate Office Fund, Inc. ............................          1,270         6,776,619
    Nomura Real Estate Residential Fund, Inc. .......................            502         2,438,407
    ORIX JREIT, Inc. ................................................          1,258         5,176,684
   #Premier Investment Corp. ........................................            584         1,976,051
    Sekisui House SI Investment Co., Ltd. ...........................            477         1,727,989
    TOKYU REIT, Inc. ................................................            671         3,536,161
    Top REIT, Inc. ..................................................            611         3,121,736
    United Urban Investment Corp. ...................................          7,991         9,010,985
                                                                                       ---------------
TOTAL JAPAN .........................................................                      160,539,244
                                                                                       ---------------
MALAYSIA -- (0.1%)
    Al-'Aqar KPJ REIT Berhad ........................................        114,100            41,163
    Al-Hadharah Boustead REIT Berhad ................................        276,300           129,015
    Amanahraya REIT Berhad ..........................................         90,700            26,129
    AmFirst REIT Berhad .............................................        435,500           168,478
    Axis REIT Berhad ................................................        487,000           416,459
   *CapitaMalls Malaysia Trust Berhad ...............................         75,000            32,153
    Hektar REIT Berhad ..............................................        131,300            55,488
    Quill Capita Trust Berhad .......................................         16,400             5,653
    Starhill REIT Berhad ............................................      1,114,000           310,170
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                        1,184,708
                                                                                       ---------------
NETHERLANDS -- (3.2%)
   #Corio NV ........................................................        296,540        15,069,675
    Eurocommercial Properties NV ....................................        173,143         7,384,821
   #Nieuwe Steen Investments NV .....................................        236,160         3,496,564
    VastNed Retail NV ...............................................         82,641         4,175,132
    Wereldhave NV ...................................................         98,279         7,692,752
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                       37,818,944
                                                                                       ---------------
NEW ZEALAND -- (0.7%)
    Argosy Property Trust ...........................................      1,857,272         1,199,052
   #Goodman Property Trust ..........................................      3,475,708         2,745,642
   #Kiwi Income Property Trust ......................................      3,677,382         3,122,850

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NEW ZEALAND -- (Continued)
    Property for Industry, Ltd. .....................................        474,985   $       448,627
    Vital Healthcare Property Trust .................................        557,410           530,710
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                        8,046,881
                                                                                       ---------------
SINGAPORE -- (6.6%)
    AIMS AMP Capital Industrial REIT ................................        392,400           307,845
    Ascendas India Trust ............................................      2,599,000         1,729,599
    Ascendas REIT ...................................................      8,614,000        14,014,500
   #Ascott Residence Trust ..........................................      2,852,000         2,373,727
    Cambridge Industrial Trust ......................................      5,304,282         1,951,536
   #CapitaCommercial Trust ..........................................      9,608,000         8,583,035
   #CapitaMall Trust ................................................      9,947,300        14,779,478
    CapitaRetail China Trust ........................................      1,650,000         1,541,433
   #CDL Hospitality Trusts ..........................................      3,138,000         4,055,311
   #First REIT ......................................................      1,938,000         1,223,510
    Fortune REIT, Ltd. ..............................................      1,034,000           480,082
    Frasers Centrepoint Trust .......................................      2,127,000         2,499,293
    Frasers Commercial Trust ........................................      2,195,200         1,375,805
   #K-REIT Asia .....................................................      1,630,000         1,269,224
   #Lippo Malls Indonesia Retail Trust ..............................      3,545,000         1,458,891
    Mapletree Logistics Trust .......................................      6,193,430         4,206,239
    Parkway Life REIT ...............................................      1,606,000         2,291,810
   #Saizen REIT .....................................................        972,000           113,602
    Starhill Global REIT ............................................      6,392,000         3,049,726
   #Suntec REIT .....................................................      9,576,000         9,409,317
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                       76,713,963
                                                                                       ---------------
SOUTH AFRICA -- (1.3%)
    Capital Property Fund ...........................................      2,867,270         3,205,734
    Emira Property Fund .............................................      1,521,166         2,329,222
    Fountainhead Property Trust .....................................      4,953,415         4,380,086
    SA Corporate Real Estate Fund ...................................      8,522,632         3,543,291
    Sycom Property Fund .............................................        554,189         1,575,493
                                                                                       ---------------
TOTAL SOUTH AFRICA ..................................................                       15,033,826
                                                                                       ---------------
TAIWAN -- (0.5%)
    Cathay No.1 REIT ................................................      5,050,000         2,184,645
    Cathay No.2 REIT ................................................      2,416,000           997,520
    Fubon No.1 REIT .................................................        317,000           143,794
    Fubon No.2 REIT .................................................      2,308,000           876,927
    Gallop No.1 REIT ................................................        276,000            91,135
    Shin Kong No.1 REIT .............................................      2,515,000           874,234
    Trident REIT ....................................................        699,000           387,625
                                                                                       ---------------
TOTAL TAIWAN ........................................................                        5,555,880
                                                                                       ---------------
TURKEY -- (0.2%)
   *Akmerkez Gayrimenkul Yatirim Ortakligi A.S. .....................         69,112           771,961
    Alarko Gayrimenkul Yatirim Ortakligi A.S. .......................         21,685           233,834
   *Dogus Gayrimenkul Yatirim Ortakligi A.S. ........................        173,964           132,819
    Is Gayrimenkul Yatirim Ortakligi A.S. ...........................      1,333,906           878,428
    Sinpas Gayrimenkul Yatirim Ortakligi A.S. .......................        989,506           733,139
                                                                                       ---------------
TOTAL TURKEY ........................................................                        2,750,181
                                                                                       ---------------
UNITED KINGDOM -- (13.3%)
    A & J Mucklow Group P.L.C. ......................................        243,760         1,334,860
    Big Yellow Group P.L.C. .........................................        507,018         2,129,084
    British Land Co. P.L.C. .........................................      3,992,823        32,665,745
    Capital Shopping Centres Group P.L.C. ...........................      2,470,132        13,037,702
    Derwent London P.L.C. ...........................................        424,026        11,541,706
    Great Portland Estates P.L.C. ...................................      1,344,878         8,039,765

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
    Hammerson P.L.C. ................................................      3,244,216   $    21,194,780
    Hansteen Holdings P.L.C. ........................................        823,176         1,020,287
    Land Securities Group P.L.C. ....................................      3,670,740        40,174,032
    London & Stamford Property P.L.C. ...............................        221,783           411,002
    McKay Securities P.L.C. .........................................        301,723           573,291
   *Metric Property Investments P.L.C. ..............................         22,770            36,564
    Primary Health Properties P.L.C. ................................        311,237         1,557,464
    Segro P.L.C. ....................................................      3,278,015        12,818,268
    Shaftesbury P.L.C. ..............................................        964,902         7,797,207
    Town Centre Securities P.L.C. ...................................             65               180
    Workspace Group P.L.C. ..........................................        325,410         1,257,249
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                      155,589,186
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,052,700,491
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
   *Nieuwe Steen Investments NV Value Retention Warrants .............        90,332                --
                                                                                       ---------------

                                                                          SHARES/
                                                                           FACE
                                                                           AMOUNT          VALUE+
                                                                        ------------   ---------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund ..................................    117,429,095       117,429,095
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
    0.11%, 11/01/11 (Collateralized by
    FNMA 3.500%, 11/01/31, valued at $145,433)
    to be repurchased at $142,581 ...................................   $        143           142,581
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      117,571,676
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,236,416,496) ............................................                  $ 1,170,272,167
                                                                                       ===============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (92.0%)
AUSTRALIA -- (6.7%)
     #Aditya Birla Minerals, Ltd. ...................................      3,071,874   $     3,120,426
    #*AED Oil, Ltd. .................................................        992,337           151,644
    #*AJ Lucas Group, Ltd. ..........................................        580,036           825,252
     #Alesco Corp., Ltd. ............................................      1,965,343         2,899,000
    #*Allied Gold Mining P.L.C. .....................................          1,966             5,019
     *Amadeus Energy, Ltd. ..........................................      1,422,293           301,135
     #Amalgamated Holdings, Ltd. ....................................      1,970,297        11,701,147
      Amcom Telecommunications, Ltd. ................................      1,600,007         1,400,029
     *Antares Energy, Ltd. ..........................................        469,504           198,110
      AP Eagers, Ltd. ...............................................        103,506         1,251,140
     #APN News & Media, Ltd. ........................................      7,415,396         6,801,045
      Ariadne Australia, Ltd. .......................................        355,965           118,121
      Ausdrill, Ltd. ................................................      1,334,835         4,071,666
     #Ausenco, Ltd. .................................................         52,295           147,295
      Austal, Ltd. ..................................................        308,889           734,548
    #*Australian Agricultural Co., Ltd. .............................      5,931,553         8,703,748
      Australian Pharmaceutical Industries, Ltd. ....................      3,310,230         1,039,546
     *Australian Worldwide Exploration, Ltd. ........................      9,150,390        13,196,164
      Automotive Holdings Group NL ..................................        478,494         1,046,723
      AVJennings, Ltd. ..............................................         28,651            13,263
     #Bank of Queensland, Ltd. ......................................        986,299         8,672,551
    #*Bannerman Resources, Ltd. .....................................        967,352           270,734
     #Beach Energy, Ltd. ............................................     21,611,159        26,560,150
     #Billabong International, Ltd. .................................      2,057,623         9,192,166
    #*BlueScope Steel, Ltd. .........................................     11,444,224        10,011,705
    #*Boom Logistics, Ltd. ..........................................      3,963,867         1,246,216
     *Bow Energy, Ltd. ..............................................        415,431           645,446
     *Bravura Solutions, Ltd. .......................................        117,759            17,769
      Breville Group, Ltd. ..........................................      2,112,952         6,773,109
     #Brickworks, Ltd. ..............................................        401,149         4,709,162
      BSA, Ltd. .....................................................        298,915            62,971
      Calliden Group, Ltd. ..........................................      3,178,668           568,646
    #*Cape Lambert Resources, Ltd. ..................................      7,444,989         3,275,051
     *Capral, Ltd. ..................................................        199,909            41,467
     *Catalpa Resources, Ltd. .......................................         35,427            64,088
     *CDS Technologies, Ltd. ........................................         15,209                --
      Challenger, Ltd. ..............................................        283,116         1,349,654
     *Circadian Technologies, Ltd. ..................................        106,898            57,059
    #*Citigold Corp., Ltd. ..........................................     11,169,683           844,458
      Clough, Ltd. ..................................................        756,775           637,898
    #*Coal of Africa, Ltd. ..........................................        990,100           824,386
      Coffey International, Ltd. ....................................        424,684           168,308
      Collection House, Ltd. ........................................         24,344            20,660
     *Continental Coal, Ltd. ........................................      1,987,964           440,491
     *Cooper Energy, Ltd. ...........................................      2,768,712         1,113,196
      Coventry Group, Ltd. ..........................................        578,498         1,327,965
      CSG, Ltd. .....................................................         25,568            30,452
      CSR, Ltd. .....................................................      2,989,274         7,614,067
     #Customers, Ltd. ...............................................         38,336            42,779
     *Deep Yellow, Ltd. .............................................      3,078,407           395,470
      Devine, Ltd. ..................................................      5,910,483         1,392,824
    #*Downer EDI, Ltd. ..............................................      4,347,331        13,805,652
    #*Elders, Ltd. ..................................................      9,301,839         2,704,511
     #Emeco Holdings, Ltd. ..........................................      9,639,061         9,985,934
    #*Energy Resources of Australia, Ltd. ...........................      1,236,300         2,530,961
      eServGlobal, Ltd. .............................................        287,597           158,334
     #FKP Property Group, Ltd. ......................................     15,465,180         7,970,344
     #Fletcher Building, Ltd. .......................................        619,608         3,310,848

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Forest Enterprises Australia, Ltd. .............................     10,714,725   $            --
     Gazal Corp., Ltd. ..............................................         94,845           178,620
    *Geodynamics, Ltd. ..............................................      1,452,857           354,989
    #Goodman Fielder, Ltd. ..........................................     37,803,693        21,985,366
     GrainCorp, Ltd. ................................................      2,965,452        24,427,557
    #Grange Resources, Ltd. .........................................      1,165,457           545,626
   #*Gunns, Ltd. ....................................................     15,479,938         4,276,394
   #*Hastie Group, Ltd. .............................................      3,970,798           436,726
    *Heron Resources, Ltd. ..........................................        673,833           129,754
    *HFA Holdings, Ltd. .............................................        153,930           149,880
     HGL, Ltd. ......................................................        553,377           685,235
   #*Hillgrove Resources, Ltd. ......................................      6,035,163         1,496,098
    #Hills Holdings, Ltd. ...........................................      2,171,641         2,473,923
    *Hutchison Telecommunications Australia, Ltd. ...................         93,522             6,086
     iiNet, Ltd. ....................................................        369,359         1,001,125
    #Iluka Resources, Ltd. ..........................................      1,985,804        33,013,289
    *Indophil Resources NL ..........................................      1,863,584           737,790
    #Infigen Energy, Ltd. ...........................................      4,822,015         1,456,312
     IOOF Holdings, Ltd. ............................................        573,553         3,798,748
     Jetset Travelworld, Ltd. .......................................          2,910             2,293
     K&S Corp., Ltd. ................................................        137,226           181,483
   #*Kagara, Ltd. ...................................................      8,015,120         3,351,985
    *Lednium, Ltd. ..................................................        438,495            36,970
     Lemarne Corp., Ltd. ............................................         90,841           353,600
    *Leyshon Resources, Ltd. ........................................         67,190            14,006
    *MacMahon Holdings, Ltd. ........................................     10,718,795         6,791,591
     Macquarie Telecom Group, Ltd. ..................................         24,934           216,767
     MaxiTRANS Industries, Ltd. .....................................      4,471,429         1,623,169
    #McPherson's, Ltd. ..............................................      1,299,269         3,143,586
    *MEO Australia, Ltd. ............................................      1,258,809           254,895
    *Mercury Mobility, Ltd. .........................................        540,158            13,298
    *Metals X, Ltd. .................................................        820,020           205,693
   #*Metgasco, Ltd. .................................................      1,161,783           590,154
    #Mincor Resources NL ............................................      1,984,885         1,755,506
   #*Mineral Deposits, Ltd. .........................................        513,192         3,467,585
   #*Molopo Energy, Ltd. ............................................      1,648,921         1,251,626
   #*Moly Mines, Ltd. ...............................................        240,401           126,445
     MSF Sugar, Ltd. ................................................         27,842            97,503
   #*Murchison Metals, Ltd. .........................................        637,700           197,620
    *Namoi Cotton Cooperative, Ltd. .................................        152,330            26,399
     National Can Industries, Ltd. ..................................         18,850            21,257
    *Nexus Energy, Ltd. .............................................     12,954,187         2,877,182
    *Norton Gold Fields, Ltd. .......................................        502,446           103,330
    *Nufarm, Ltd. ...................................................      2,720,909        13,389,386
    *Otto Energy, Ltd. ..............................................      1,767,430           134,271
     Pacific Brands, Ltd. ...........................................     25,884,938        16,172,426
   #*Paladin Energy, Ltd. ...........................................      2,813,209         4,296,112
    #Panoramic Resources, Ltd. ......................................      1,153,957         1,655,979
    *PaperlinX, Ltd. ................................................     11,075,816         1,099,797
    *Payce Consolidated, Ltd. .......................................        179,001           584,810
    *Perilya, Ltd. (6681584) ........................................        139,702            66,484
    *Perilya, Ltd. (B3R3QH1) ........................................         69,851            33,863
    *Petsec Energy, Ltd. ............................................        525,398            76,981
    *Photon Group, Ltd. .............................................      8,801,306           378,055
    *Plantcorp NL ...................................................         14,403                --
   #*Platinum Australia, Ltd. .......................................      1,705,428           316,316
     PMP, Ltd. ......................................................      6,456,626         3,869,131
    #Premier Investments, Ltd. ......................................      1,368,245         7,305,564
    #Primary Health Care, Ltd. ......................................     10,019,264        34,872,372
     Prime Media Group, Ltd. ........................................      2,095,229         1,457,934
    #PrimeAg, Ltd. ..................................................      1,318,347         1,512,805

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     Programmed Maintenance Service, Ltd. ...........................      1,618,029   $     3,343,425
    #RCR Tomlinson, Ltd. ............................................        233,922           347,036
    *Red 5, Ltd. ....................................................        410,909            80,147
     Regional Express Holdings, Ltd. ................................         21,861            22,179
    *Resolute Mining, Ltd. ..........................................      2,180,637         3,841,617
    *Resource Generation, Ltd. ......................................        615,492           311,944
     Ridley Corp., Ltd. .............................................      8,137,746         9,951,327
   #*Roc Oil Co., Ltd. ..............................................      5,170,833         1,606,565
     Ruralco Holdings, Ltd. .........................................          5,076            19,224
    #Select Harvests, Ltd. ..........................................        136,683           235,191
    *Service Stream, Ltd. ...........................................      2,415,761           856,973
     Seven Group Holdings, Ltd. .....................................      1,593,430        12,801,308
     Sigma Pharmaceuticals, Ltd. ....................................     15,720,714        11,455,615
    #Skilled Group, Ltd. ............................................        675,922         1,287,916
     Southern Cross Media Group, Ltd. ...............................      9,294,292        11,966,660
    #Spotless Group, Ltd. ...........................................      2,921,521         6,083,593
   #*St. Barbara, Ltd. ..............................................        109,974           254,792
    *Straits Resources, Ltd. ........................................      3,677,497         2,663,295
    *Strike Resources, Ltd. .........................................        278,159            73,840
    #STW Communications Group, Ltd. .................................      4,440,126         4,275,744
   #*Sunland Group, Ltd. ............................................      5,108,129         4,772,612
    *Swick Mining Services, Ltd. ....................................        411,858           145,954
    *Tap Oil, Ltd. ..................................................      5,083,295         3,884,940
    #Tassal Group, Ltd. .............................................      1,526,401         2,487,092
    #Ten Network Holdings, Ltd. .....................................        729,297           705,189
    *Teranga Gold Corp. .............................................      1,175,312         2,480,134
    #TFS Corp., Ltd. ................................................        119,568            82,768
     Thakral Holdings Group, Ltd. ...................................     11,336,632         6,219,873
    *Toro Energy, Ltd. ..............................................      2,303,106           196,622
     Transfield Services, Ltd. ......................................        235,367           561,720
    *Transpacific Industries Group, Ltd. (B0736RR) ..................      5,731,673         4,500,239
   #*Transpacific Industries Group, Ltd. (B0736T2) ..................      9,323,208         7,320,142
     Trust Co., Ltd. (The) ..........................................         23,178           136,736
    *Unity Mining, Ltd. .............................................      3,977,975           543,914
   #*UXC, Ltd. ......................................................      5,226,590         2,996,337
    *VDM Group, Ltd. ................................................        571,638            30,888
     Village Roadshow, Ltd. .........................................      3,194,788         9,668,364
   #*Virgin Blue Holdings, Ltd. .....................................     39,419,376        15,369,307
     Watpac, Ltd. ...................................................        662,338           794,611
     WDS, Ltd. ......................................................        374,097           291,164
    *WestSide Corp., Ltd. ...........................................          2,415               699
     WHK Group, Ltd. ................................................      3,141,266         2,799,508
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                      535,109,454
                                                                                       ---------------
AUSTRIA -- (0.9%)
     Agrana Beteiligungs AG .........................................         90,661        10,296,633
     Allgemeine Sparkasse Baugesellschaft AG ........................            120            20,536
   #*A-TEC Industries AG ............................................        202,339           235,180
    *Austria Technologie & Systemtechnik AG .........................             77               998
    #Flughafen Wien AG ..............................................        168,067         7,554,053
     Frauenthal Holding AG ..........................................         12,631           160,638
    *Intercell AG ...................................................         35,940            96,128
    #Lenzing AG .....................................................         13,752         1,460,482
     Linz Textil Holding AG .........................................            212           117,917
     Mayr-Melnhof Karton AG .........................................         95,944         8,881,982
     Oberbank AG ....................................................         39,030         2,537,345
    *Strabag SE .....................................................        266,935         8,207,880
    #Uniqa Versicherungen AG ........................................         80,801         1,257,465
     Wienerberger AG ................................................      2,176,620        26,298,707
     Wolford AG .....................................................         27,870         1,034,422

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRIA -- (Continued)
     Zumtobel AG ....................................................          6,217   $       128,803
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                       68,289,169
                                                                                       ---------------
BELGIUM -- (1.0%)
     Ackermans & van Haaren NV ......................................        103,933         8,372,981
    *Agfa-Gevaert NV ................................................      3,558,314         8,888,580
     Banque Nationale de Belgique SA ................................          4,070        12,959,777
     Barco NV .......................................................         23,808         1,287,398
     Compagnie d'Entreprises SA .....................................         20,758         1,165,424
     Compagnie Immobiliere de Belgique SA ...........................         44,570         1,568,585
     Compagnie Maritime Belge SA ....................................         24,054           564,043
    *Deceuninck NV ..................................................        334,575           525,266
    *D'ieteren SA ...................................................        298,519        16,988,275
   #*Euronav SA .....................................................        221,319           979,148
    #Exmar NV .......................................................         30,129           226,260
     Floridienne SA .................................................          1,824           341,811
     Gimv NV ........................................................         10,832           551,513
     Ion Beam Applications SA .......................................          1,345            10,498
     Jensen-Group NV ................................................         45,175           532,032
     Nyrstar NV .....................................................        109,237           955,360
     Omega Pharma SA ................................................          9,746           460,197
    *Option NV ......................................................         66,738            36,046
    *Papeteries Catala SA ...........................................            188            10,666
    *RealDolmen NV ..................................................          5,522           137,122
     Recticel SA ....................................................        438,956         2,992,366
     Roularta Media Group NV ........................................         15,586           328,672
    *SAPEC SA .......................................................          8,276           538,625
     Sioen Industries NV ............................................         99,173           741,870
     Softimat SA ....................................................         84,632           444,975
     Tessenderlo Chemie NV ..........................................        519,331        16,113,894
     VPK Packaging Group SA .........................................            725            28,810
                                                                                       ---------------
TOTAL BELGIUM .......................................................                       77,750,194
                                                                                       ---------------
CANADA -- (12.1%)
    *20-20 Technologies, Inc. .......................................          7,700            20,394
     Aastra Technologies, Ltd. ......................................         60,345           953,533
     Aberdeen International, Inc. ...................................        186,926           123,773
    *Advantage Oil & Gas, Ltd. ......................................      3,898,265        20,689,061
     Aecon Group, Inc. ..............................................      1,211,781        10,941,589
    #AGF Management, Ltd. Class B ...................................        367,084         5,885,129
    *Ainsworth Lumber Co., Ltd. .....................................        557,912           850,791
    *Air Canada Class A .............................................        535,607           773,789
     Akita Drilling, Ltd. Class A ...................................          7,800            76,924
    *Alexis Minerals Corp. ..........................................        102,198             6,665
     Algoma Central Corp. ...........................................         24,238         2,310,118
    #Algonquin Power & Utilities Corp. ..............................      1,711,084         9,613,314
     Alliance Grain Traders, Inc. ...................................          6,501           135,792
    *Altius Minerals Corp. ..........................................         85,248           956,180
     Altus Group, Ltd. ..............................................          6,600            20,063
     Amerigo Resources, Ltd. ........................................      2,041,461         1,351,757
    *Anderson Energy, Ltd. ..........................................      3,711,198         2,308,445
     Andrew Peller, Ltd. Class A ....................................         19,200           173,363
    *Antrim Energy, Inc. ............................................      2,333,899         2,505,415
   #*Anvil Mining, Ltd. .............................................      3,324,604        24,015,198
     Astral Media, Inc. Class A .....................................         10,600           363,915
   #*Atna Resource, Ltd. ............................................         79,567            62,265
    *Atrium Innovations, Inc. .......................................         72,998           958,659
    *ATS Automation Tooling System, Inc. ............................      2,434,646        15,168,449
   #*Aura Minerals, Inc. ............................................         53,806            84,751
    *AuRico Gold, Inc. ..............................................        743,681         7,199,921
     AutoCanada, Inc. ...............................................            700             2,872

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    #AvenEx Energy Corp. ............................................        150,873   $       830,994
    *AXIA NetMedia Corp. ............................................         23,749            26,209
   #*Baja Mining Corp. ..............................................      1,282,208         1,234,933
   #*Ballard Power Systems, Inc. ....................................      2,024,970         3,006,727
   #*Bellatrix Exploration, Ltd. ....................................      2,034,477         9,450,342
   #*BioExx Specialty Proteins, Ltd. ................................        217,500            67,645
    *Boralex, Inc. Class A ..........................................        671,137         4,039,952
    *Brookfield Residential Properties, Inc. ........................          2,711            19,528
   #*Calmena Energy Services, Inc. ..................................         15,000             4,063
    *Calvalley Petroleum, Inc. Class A ..............................          2,900             4,073
     Canaccord Capital, Inc. ........................................         37,854           358,127
     Canadian Helicopters Group, Inc. ...............................          1,488            36,172
     Canam Group, Inc. Class A ......................................        904,046         3,564,485
    *Candente Gold Corp. ............................................          6,973             2,204
   #*Canfor Corp. ...................................................      2,910,053        29,428,978
    *Cangene Corp. ..................................................         12,425            24,308
    *Canickel Mining, Ltd. ..........................................        318,172            17,557
    *CanWel Building Materials Group, Ltd. ..........................          2,400             4,864
    #Capstone Infrastructure Corp. ..................................        131,260           801,980
    *Capstone Mining Corp. ..........................................        877,199         2,974,600
   #*Cardero Resource Corp. .........................................        655,325           710,059
     Cargojet, Inc. .................................................          2,656            19,212
     Cascades, Inc. .................................................      2,141,123         9,773,875
    *Catalyst Paper Corp. ...........................................      8,034,007           523,913
     CCL Industries, Inc. Class B ...................................        280,117         8,149,880
    *CE Franklin, Ltd. ..............................................            800             6,822
    *Celestica, Inc. ................................................      4,421,197        36,682,517
    *Cequence Energy, Ltd. ..........................................        666,584         3,049,534
    *China Gold International Resources Corp., Ltd. .................         50,400           152,199
    *Chinook Energy, Inc. ...........................................          1,100             1,722
     Chorus Aviation, Inc. ..........................................          1,996             7,890
     Churchill Corp. Class A (The) ..................................          3,515            53,073
    *CIC Energy Corp. ...............................................         43,983            95,754
    *Clarke, Inc. ...................................................        205,960           851,322
     Cogeco Cable, Inc. .............................................         54,893         2,612,064
     Colabor Group, Inc. ............................................        121,790         1,234,090
   #*COM DEV International, Ltd. ....................................        445,932           863,455
   #*Connacher Oil & Gas, Ltd. ......................................     10,377,649         4,789,284
    *Corridor Resources, Inc. .......................................          4,700            11,600
   #*Cott Corp. .....................................................        441,795         3,102,649
   #*Crocodile Gold Corp. ...........................................      1,496,769           780,858
   #*Crocotta Energy, Inc. ..........................................        136,875           409,217
   #*Delphi Energy Corp. ............................................      2,655,576         5,621,535
   #*Denison Mines Corp. ............................................      7,284,048        11,473,243
    *DHX Media, Ltd. ................................................         11,600             8,146
     Dorel Industries, Inc. Class B .................................        842,000        20,476,629
    *DragonWave, Inc. ...............................................         14,200            53,851
   #*Dundee Precious Metals, Inc. ...................................      1,838,734        14,757,835
    *Dynasty Metals & Mining, Inc. ..................................          9,628            22,120
    *Eastern Platinum, Ltd. .........................................        525,000           342,363
     E-L Financial Corp., Ltd. ......................................            787           307,931
   #*Endeavour Mining Corp. .........................................      2,255,902         4,707,576
     Ensign Energy Services, Inc. ...................................        532,474         8,007,811
    *Equal Energy, Ltd. .............................................        113,857           638,536
     Equitable Group, Inc. ..........................................         44,349         1,138,146
    *Essential Energy Services, Ltd. ................................        936,103         1,671,696
     Exco Technologies, Ltd. ........................................         54,800           181,430
    *Fairborne Energy, Ltd. .........................................      2,264,882         8,089,270
   #*Fibrek, Inc. ...................................................        175,668           156,854
     Firm Capital Mortgage Investment Corp. .........................          5,524            69,829
   #*First Uranium Corp. ............................................      1,896,137           523,138

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Flint Energy Services, Ltd. ....................................        930,615   $    11,157,110
   #*Formation Capital Corp. ........................................        268,485           127,946
   #*Fortune Minerals, Ltd. .........................................         95,480            92,918
     Futuremed Healthcare Products Corp. ............................         26,606           216,211
    *Galleon Energy, Inc. Class A ...................................      2,077,026         5,834,635
    *Genesis Land Development Corp. .................................          7,054            21,585
     Gennum Corp. ...................................................         61,392           377,560
     Genworth MI Canada, Inc. .......................................         74,787         1,650,679
     Glacier Media, Inc. ............................................         15,600            29,580
   #*GLG Life Tech Corp. ............................................         34,774            61,402
   #*GLV, Inc. Class A ..............................................         63,034           278,254
    *Golden Star Resources, Ltd. ....................................        271,209           536,024
    *Gran Tierra Energy, Inc. .......................................             83               509
    *Great Canadian Gaming Corp. ....................................        134,775         1,108,758
     Groupe Aeroplan, Inc. ..........................................      3,926,331        45,221,249
     Guardian Capital Group, Ltd. Class A ...........................         14,639           149,070
   #*Hanfeng Evergreen, Inc. ........................................        785,992         2,436,634
    *Harry Winston Diamond Corp. ....................................      1,205,115        14,605,256
    *Hemisphere GPS, Inc. ...........................................        951,670           620,602
    *Heroux-Devtek, Inc. ............................................        372,125         2,501,367
     High Liner Foods, Inc. .........................................            822            12,486
   #*High River Gold Mines, Ltd. ....................................        181,273           240,061
     Horizon North Logistics, Inc. ..................................         91,683           413,919
    #HudBay Minerals, Inc. ..........................................      3,022,752        33,116,079
     IBI Group, Inc. ................................................         15,025           184,656
    #Indigo Books & Music, Inc. .....................................            400             2,669
    *Insignia Energy, Ltd. ..........................................        116,524           140,285
    *International Forest Products, Ltd. Class A ....................        959,769         3,967,141
    *Intertape Polymer Group, Inc. ..................................        878,108         2,598,865
   #*Jaguar Mining, Inc. ............................................      1,499,580         7,748,018
    *Kingsway Financial Services, Inc. ..............................      1,216,284           866,377
   #*Lake Shore Gold Corp. ..........................................        123,519           183,404
   #*Laramide Resources, Ltd. .......................................        270,748           255,333
    #Laurentian Bank of Canada ......................................        707,853        32,653,204
     Le Chateau, Inc. Class A .......................................         11,700            43,431
    *Legacy Oil & Gas, Inc. .........................................        717,950         6,497,024
    #Leisureworld Senior Care Corp. .................................         38,026           405,534
     Linamar Corp. ..................................................        997,879        15,837,919
    #Liquor Stores N.A., Ltd. .......................................         32,381           471,055
    #Manitoba Telecom Services, Inc. ................................         34,020         1,089,800
     Maple Leaf Foods, Inc. .........................................        276,133         3,130,477
    *March Networks Corp. ...........................................         53,266           307,278
    *Martinrea International, Inc. ..................................      1,369,431         9,672,229
    *Maxim Power Corp. ..............................................          3,832             7,881
     MDS, Inc. ......................................................      1,134,051         9,955,301
   #*Mega Uranium, Ltd. .............................................      3,230,441         1,037,112
    *Melcor Developments, Ltd. ......................................          5,345            66,548
   #*MGM Energy Corp. ...............................................        118,477            29,716
   #*Migao Corp. ....................................................        825,297         3,204,313
    *Miranda Technologies, Inc. .....................................        100,076           692,776
     Mullen Group, Ltd. .............................................      1,183,757        23,787,964
     Newalta Corp. ..................................................        899,642        10,659,415
    *Norbord, Inc. ..................................................         18,200           159,952
    *North American Energy Partners, Inc. ...........................          2,709            18,807
    #Nuvista Energy, Ltd. ...........................................      1,948,028        12,019,435
   #*OceanaGold Corp. ...............................................      4,613,406        11,663,690
    *Open Range Energy Corp. ........................................        824,444         9,495,477
    *Oromin Explorations, Ltd. ......................................            500               492
   #*Pace Oil & Gas, Ltd. ...........................................        378,903         1,927,302
    *Patheon, Inc. ..................................................         21,477            30,166
    #PetroBakken Energy, Ltd. Class A ...............................        245,305         2,234,632

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Petrobank Energy & Resources, Ltd. .............................      1,294,276   $    11,647,510
    *Phoscan Chemical Corp. .........................................      3,139,609         1,007,951
   #*Platmin, Ltd. ..................................................         84,676            23,787
    *Polaris Miner Corp. ............................................         68,947            21,097
    *Precision Drilling Corp. .......................................      2,895,326        33,579,101
   #*Primero Mining Corp. ...........................................        197,358           554,404
    #Progress Energy Resources Corp. ................................      1,454,272        20,586,685
    #Pulse Seismic, Inc. ............................................        989,601         1,886,373
    *QLT, Inc. ......................................................      1,077,170         7,424,287
   #*Quadra FNX Mining, Ltd. ........................................      3,463,804        39,963,628
     Quebecor, Inc. Class B .........................................         36,136         1,250,757
   #*Questerre Energy Corp. .........................................        481,577           483,147
   #*Ram Power Corp. ................................................      1,035,374           322,012
   #*RMP Energy, Inc. ...............................................      1,832,674         4,100,189
    *Rock Energy, Inc. ..............................................         51,900           126,008
     RONA, Inc. .....................................................      3,059,000        29,462,152
    *Savanna Energy Services Corp. ..................................      1,916,102        16,166,960
     Sherritt International Corp. ...................................      6,421,483        36,915,072
    *Shore Gold, Inc. ...............................................      3,984,970         1,959,002
    *Sierra Wireless, Inc. ..........................................        846,527         6,276,232
    *Softchoice Corp. ...............................................          1,000             8,779
    *Sonde Resources Corp. ..........................................        357,764         1,058,845
    *Sprott Resource Corp. ..........................................      1,349,788         5,890,723
     Sprott Resource Lending Corp. ..................................      3,210,742         4,606,332
    *Stornoway Diamond Corp. ........................................        208,713           316,184
    *SunOpta, Inc. ..................................................         44,606           236,735
     Superior Plus Corp. ............................................         16,800           116,298
   #*Tembec, Inc. ...................................................        490,153         1,573,604
    *Terra Energy Corp. .............................................        154,541            96,128
    *Tethys Petroleum, Ltd. .........................................         17,700            11,010
   #*Thompson Creek Metals Co., Inc. ................................      2,843,279        20,424,256
    *TLC Vision Corp. ...............................................        829,259                --
     Toromont Industries, Ltd. ......................................         98,335         1,844,860
     Torstar Corp. Class B ..........................................        296,828         3,108,989
    *Tourmaline Oil Corp. ...........................................         52,143         1,733,653
    #Transcontinental, Inc. Class A .................................      1,523,233        19,408,136
    #Trinidad Drilling, Ltd. ........................................      2,991,070        23,406,417
   #*Twin Butte Energy, Ltd. ........................................      2,053,347         3,914,080
   #*UEX Corp. ......................................................        569,815           423,038
     Uni-Select, Inc. ...............................................          5,471           142,271
   #*Uranium One, Inc. ..............................................      1,074,712         3,234,649
   #*Ur-Energy, Inc. ................................................        275,512           348,277
     Valener, Inc. ..................................................        111,583         1,645,618
    *Vero Energy, Inc. ..............................................      1,150,981         3,521,938
    *Vitran Corp., Inc. .............................................          3,873            18,845
     West Fraser Timber Co., Ltd. ...................................        753,923        32,524,393
    *Westaim Corp. ..................................................        180,684            96,075
    *Western Forest Products, Inc. ..................................        138,983           108,760
    *Westfire Energy, Ltd. ..........................................        143,629           661,407
     Westjet Airlines, Ltd. .........................................        100,365         1,324,103
     Winpak, Ltd. ...................................................          2,556            30,131
    *Xceed Mortgage Corp. ...........................................         27,300            21,911
    *Xtreme Coil Drilling Corp. .....................................        105,397           338,370
    #Yellow Media, Inc. .............................................      3,994,543         1,462,762
    *ZCL Composite, Inc. ............................................          1,500             4,966
                                                                                       ---------------
TOTAL CANADA ........................................................                      956,853,263
                                                                                       ---------------
DENMARK -- (0.6%)
    *Aktieselskabet Skjern Bank A.S. ................................          1,530            25,409
    *Alm. Brand A.S. ................................................      1,726,628         2,503,311
    *Amagerbanken A.S. ..............................................      3,187,349                --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
DENMARK -- (Continued)
    *Andersen & Martini A.S. Series B ...............................          1,178   $         8,499
     Auriga Industries A.S. Series B ................................         53,130           818,930
     Brodrene Hartmann A.S. Series B ................................         58,265         1,042,840
    *Brondbyernes IF Fodbold A.S. Series B ..........................         51,468           163,636
    #D/S Norden A.S. ................................................        550,385        16,051,896
    *Dalhoff Larsen & Horneman A.S. .................................         86,267           131,007
     DFDS A.S. ......................................................         84,456         5,625,562
    *Djursland Bank A.S. ............................................          6,785           175,722
    #East Asiatic Co., Ltd. A.S. ....................................         55,177         1,292,764
    *Fionia Holding A.S. ............................................         24,036                --
    *Fjordbank Mors A.S. ............................................            768             1,857
    *GPV Industri A.S. Series B .....................................          6,000            33,472
    *H&H International A.S. Series B ................................         61,273           483,268
     Harboes Bryggeri A.S. ..........................................         20,575           360,424
     Hojgaard Holding A.S. Series B .................................         15,113           312,132
    *Jyske Bank A.S. ................................................        121,779         3,539,660
     Lan & Spar Bank A.S. ...........................................          5,706           289,141
    *Mons Bank A.S. .................................................          1,970            35,117
    *NeuroSearch A.S. ...............................................         28,005           105,760
    *Newcap Holding A.S. ............................................        161,058            14,975
     Nordjyske Bank A.S. ............................................         13,580           189,091
     Norresundby Bank A.S. ..........................................          5,455           157,126
    *Ostjydsk Bank A.S. .............................................            104             3,440
     Per Aarsleff A.S. Series B .....................................         34,436         2,684,148
    *Salling Bank A.S. ..............................................            344            18,080
    *Sanistal A.S. Series B .........................................          2,913            23,084
     Schouw & Co. A.S. ..............................................        303,396         6,611,423
    *Sjaelso Gruppen A.S. ...........................................         67,469            18,184
   #*Spar Nord Bank A.S. ............................................         32,620           228,880
    *Sparekassen Faaborg A.S. .......................................          3,017           145,834
     Sydbank A.S. ...................................................        116,129         2,150,558
    *TK Development A.S. ............................................        436,038         1,190,449
   #*TopoTarget A.S. ................................................        820,294           280,547
   #*Torm A.S. ......................................................        769,136           842,508
     Vestfyns Bank A.S. .............................................            500            51,497
    *Vestjysk Bank A.S. .............................................        134,899           732,744
                                                                                       ---------------
TOTAL DENMARK .......................................................                       48,342,975
                                                                                       ---------------
FINLAND -- (2.4%)
     Ahlstrom Oyj ...................................................         40,752           702,572
    *Alandsbanken AB Series A .......................................          5,030           102,706
     Amer Sports Oyj Series A .......................................        600,101         8,263,774
    #Atria P.L.C. ...................................................         54,050           473,568
     Cargotec Oyj Series B ..........................................         40,504         1,355,424
    *Componenta Oyj .................................................         90,987           482,968
    *Comptel P.L.C. .................................................         24,922            22,963
     Cramo Oyj ......................................................        204,757         2,431,379
     Digia P.L.C. ...................................................         51,501           209,558
    *Efore Oyj ......................................................         67,112            83,436
    *Elcoteq SE .....................................................        305,366            97,183
    *Elektrobit Corp. Oyj ...........................................         13,484             8,756
    *eQ P.L.C. ......................................................        190,425           431,628
    *Finnair Oyj ....................................................        892,926         3,495,585
    *Finnlines Oyj ..................................................        614,000         6,303,540
     Fiskars Oyj Abp ................................................        135,591         2,707,043
     HKScan Oyj Series A ............................................        293,838         2,344,828
     Huhtamaki Oyj ..................................................      1,913,699        21,863,215
    #Kemira Oyj .....................................................      1,855,442        25,412,220
     Kesko Oyj Series B .............................................         60,358         2,142,361
     Laennen Tehtaat Oyj ............................................         60,135         1,206,068
    #Lemminkainen Oyj ...............................................         73,580         2,054,875

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
   #*M-real Oyj Series B ............................................      3,191,745   $     6,912,278
    *Neo Industrial Oyj .............................................          6,116            24,775
   #*Neste Oil Oyj ..................................................        641,887         7,766,266
     Okmetic Oyj ....................................................        315,813         2,146,841
     Oriola-KD Oyj Series B .........................................         87,886           244,416
    #Outokumpu Oyj ..................................................      2,864,481        24,210,687
     Pohjola Bank P.L.C. Series A ...................................      3,275,771        37,666,126
     Raisio P.L.C. Series V .........................................      1,497,821         4,835,955
    #Rautaruukki Oyj Series K .......................................      1,499,421        15,982,541
     Raute Oyj Series A .............................................            200             1,939
     Saga Furs Oyj ..................................................         15,633           350,093
    #Sanoma Oyj .....................................................         12,688           170,224
     Sievi Capital P.L.C. ...........................................         11,900            34,608
    *SRV Group P.L.C. ...............................................            295             1,796
    *Stonesoft Oyj ..................................................         91,874            97,288
    *Tecnomen Lifetree Oyj ..........................................      1,208,993           580,058
     Tieto Oyj ......................................................         43,278           685,201
     Tikkurila Oyj ..................................................        346,740         6,740,018
    *Trainers' House P.L.C. .........................................         73,121            22,277
     Viking Line Abp ................................................         17,127           550,613
                                                                                       ---------------
TOTAL FINLAND .......................................................                      191,219,650
                                                                                       ---------------
FRANCE -- (4.5%)
   #*Air France-KLM .................................................        103,468           785,764
    *Altamir Amboise SA .............................................          5,117            47,379
    *Altran Technologies SA .........................................        269,370         1,364,700
    *Arkema SA ......................................................        960,744        65,291,306
     AtoS ...........................................................        269,839        13,045,295
     Aubay SA .......................................................         68,462           488,364
     Bonduelle SCA ..................................................         50,242         4,536,564
     Bongrain SA ....................................................        139,659         9,907,760
    *Boursorama SA ..................................................          2,207            19,094
     Burelle SA .....................................................         11,385         2,992,422
     Cegedim SA .....................................................            236             7,001
     CEGID Group SA .................................................         11,763           275,053
    *Cie Generale de Geophysique - Veritas SA .......................        524,579        11,461,735
     Ciments Francais SA ............................................         36,639         3,235,928
    *Club Mediterranee SA ...........................................        400,795         7,576,121
     Damartex SA ....................................................            800            22,656
     ESSO SA Francaise ..............................................         22,623         2,328,665
     Establissements Maurel et Prom SA ..............................         13,631           274,040
    *Etam Developpement SA ..........................................         39,119           723,287
     Euler Hermes SA ................................................         21,182         1,529,261
     Fleury Michon SA ...............................................         17,956           732,132
     Flo Groupe SA ..................................................         41,837           274,326
     Fromageries Bel SA .............................................          3,875           907,720
    *Gascogne SA ....................................................         20,712           934,624
     Gaumont SA .....................................................         22,166         1,047,293
     Gevelot SA .....................................................          4,329           309,204
    *GFI Informatique SA ............................................        900,472         3,680,817
     GL Events SA ...................................................          4,483           113,737
     Groupe Guillin SA ..............................................            480            37,081
   #*Groupe Partouche SA ............................................          8,434            20,537
     Groupe Steria SCA ..............................................        390,423         7,446,688
     Guerbet SA .....................................................         11,535         1,131,714
    *Haulotte Group SA ..............................................         24,783           276,661
     Havas SA .......................................................      7,563,593        32,560,928
    *Idsud SA .......................................................          2,129            68,888
    *Immobiliere et Hoteliere SA ....................................         27,700            49,444
    *Jacquet Metal Service SA .......................................        173,246         2,408,262
     Korian SA ......................................................          5,513           106,882

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
    *Lafuma SA ......................................................         19,440   $       452,734
     Lisi SA ........................................................         54,181         4,371,878
     Manutan International SA .......................................         23,043         1,181,471
     Mersen SA ......................................................         85,302         3,330,027
    #MGI Coutier SA .................................................         10,254           576,320
     Montupet SA ....................................................        155,037           842,707
     Mr. Bricolage SA ...............................................        114,871         1,680,868
     Nexans SA ......................................................        580,149        36,492,869
     Nexity SA ......................................................        304,104         8,761,473
     Oeneo SA .......................................................          6,174            16,175
   #*Orco Property Group SA .........................................          8,452            48,705
     Osiatis SA .....................................................          1,618            11,668
     Paris Orleans et Cie SA ........................................          5,592           126,850
    #Pierre & Vacances SA ...........................................         77,783         3,030,748
     Plastic Omnium SA ..............................................        515,435        14,329,578
     Plastivaloire SA ...............................................         32,225           809,998
     PSB Industries SA ..............................................         14,760           500,331
     Rallye SA ......................................................        452,960        14,482,379
     Remy Cointreau SA ..............................................        105,760         8,664,068
     Rexel SA .......................................................        607,018        10,882,336
     Robertet SA ....................................................          1,131           194,176
     Rougier SA .....................................................          9,900           397,233
    *Sa des Ciments Vicat SA ........................................             66             4,313
     Sabeton SA .....................................................         18,460           329,553
     SAM SA .........................................................            600            28,296
     Samse SA .......................................................            243            20,160
     Securidev SA ...................................................         16,908           854,448
    #Sequana SA .....................................................         17,225           105,418
    *Societe Anonyme d'Explosifs et de Produits Chimiques SA ........            312            95,563
    #Societe des Bains de Mer et du Cercle des Etrangers a
       Monaco SA ....................................................         70,640         3,920,776
   #*Soitec SA ......................................................      1,146,040         5,719,094
    *Spir Communication SA ..........................................          9,651           364,752
   #*Ste Industrielle d'Aviation Latecoere SA .......................         93,625         1,141,443
    #Sucriere de Pithiviers Le Vieil SA .............................          3,377         7,715,682
    *Sword Group SA .................................................          4,232            76,285
   #*Technicolor SA .................................................      2,096,596         5,676,618
     Teleperformance SA .............................................        355,027         7,496,231
   #*Theolia SA .....................................................        144,279           205,005
    *Tivoly SA ......................................................          1,755            33,455
    #Tonnellerie Francois Freres SA .................................          5,958           232,233
     Touax SA .......................................................            280             9,243
     Trigano SA .....................................................         71,381         1,300,795
    *UbiSoft Entertainment SA .......................................         20,728           124,167
     Valeo SA .......................................................        610,644        30,651,472
    #Vilmorin & Cie SA ..............................................         23,052         2,532,152
     Vranken Pommery Monopole SA ....................................         67,036         2,721,198
                                                                                       ---------------
TOTAL FRANCE ........................................................                      360,562,277
                                                                                       ---------------
GERMANY -- (5.2%)
     A.S. Creation Tapeton AG .......................................         21,970           699,598
    *AAP Implantate AG ..............................................         56,141            70,587
   #*Aareal Bank AG .................................................        608,483        12,193,079
   #*ADVA AG Optical Networking .....................................         26,800           158,316
   #*Air Berlin P.L.C. ..............................................         32,593           119,264
    *Allgeier Holding AG ............................................            257             3,971
     Analytik Jena AG ...............................................         89,486         1,160,245
    *Andreae-Noris Zahn AG ..........................................         37,245         1,473,424
   #*Asian Bamboo AG ................................................         10,935           162,380
    #AUGUSTA Technologie AG .........................................         93,028         2,023,452
     Aurubis AG .....................................................      1,045,010        58,960,862
     Baader Bank AG .................................................        431,764         1,304,320

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
   #*Balda AG .......................................................         56,097   $       397,782
    #Bauer AG .......................................................          9,721           224,160
    #BayWa AG .......................................................          2,335           102,815
     Bechtle AG .....................................................        192,431         7,178,661
    *Beta Systems Software AG .......................................         58,306           149,625
    #Bilfinger Berger SE ............................................        956,696        85,393,357
    *Biolitec AG ....................................................         28,903            89,222
     Biotest AG .....................................................         53,448         3,071,619
    *Borussia Dortmund GmbH & Co. KGaA ..............................        330,500           983,309
    *CAT Oil AG .....................................................          9,667            61,890
     Celesio AG .....................................................         37,642           593,684
     Centrotherm Photovoltaics AG ...................................         10,070           189,996
     Cewe Color Holding AG ..........................................          5,960           231,742
     Comdirect Bank AG ..............................................        396,634         4,093,041
    *Constantin Medien AG ...........................................        207,713           431,783
     CropEnergies AG ................................................         12,594            92,734
     DAB Bank AG ....................................................         30,581           130,863
     Data Modul AG ..................................................         23,445           398,865
    *DEAG Deutsche Entertainment AG .................................        183,824           569,624
    #Deufol AG ......................................................        402,015           609,468
     Deutsche Beteiligungs AG .......................................          6,406           136,873
    *Deutz AG .......................................................        597,385         3,735,737
     Dierig Holding AG ..............................................          8,250           134,303
     Dr. Hoenle AG ..................................................         26,754           390,921
     Duerr AG .......................................................        138,957         6,058,228
     DVB Bank SE ....................................................        155,010         5,074,874
     Eckert & Ziegler AG ............................................         59,760         2,197,087
     Elmos Semiconductor AG .........................................         67,739           722,922
    *Energiekontor AG ...............................................        115,851           707,113
    *Euromicron AG ..................................................            162             4,537
   #*First Sensor AG ................................................         13,730           191,029
    #Freenet AG .....................................................        672,080         8,664,326
    *Gesco AG .......................................................         11,703           943,754
     GFT Technologies AG ............................................        333,736         1,272,656
    *Gildemeister AG ................................................        760,899        11,049,634
   #*Grammer AG .....................................................         93,458         1,712,548
   #*Heidelberger Druckmaschinen AG .................................      3,421,875         6,721,667
     Hoeft & Wessel AG ..............................................         60,504           235,800
    *Homag Group AG .................................................            642             7,508
     Indus Holding AG ...............................................         65,850         1,718,525
     Isra Vision Systems AG .........................................         33,159           733,998
   #*IVG Immobilien AG ..............................................      1,307,600         5,827,529
    *Jenoptik AG ....................................................        841,359         5,559,335
    *Kampa AG .......................................................         31,214             2,807
     Kloeckner & Co. SE .............................................      1,422,651        21,204,210
     Koenig & Bauer AG ..............................................            770            12,070
     Kontron AG .....................................................        386,706         2,737,056
     Krones AG ......................................................        104,166         5,310,155
     KSB AG .........................................................          6,000         3,801,027
     KWS Saat AG ....................................................         26,408         5,385,045
     Lanxess AG .....................................................        242,510        14,164,033
     Leifheit AG ....................................................         56,759         1,299,456
     Leoni AG .......................................................        344,831        14,395,879
    *Loewe AG .......................................................         58,498           254,636
    *M & S Elektronik AG ............................................         19,600               271
    *Mannheimer AG Holding ..........................................         10,000            40,127
   #*Manz AG ........................................................          2,003            60,253
     Mediclin AG ....................................................        845,838         4,382,730
    *Mosaic Software AG .............................................         12,800               531
    *Nexus AG .......................................................        235,087         2,220,288
    *Norddeutsche Steingut AG .......................................          8,917            78,234

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
   #*Nordex SE ......................................................         28,179   $       174,250
     Nordwest Handel AG .............................................         11,313           153,638
    *Patrizia Immobilien AG .........................................          4,061            22,260
   #*Pfleiderer AG ..................................................      1,015,841           537,143
   #*Phoenix Solar AG ...............................................             58               407
     PNE Wind AG ....................................................         49,277           111,027
    #Praktiker AG ...................................................        942,134         3,729,804
     Progress-Werk Oberkirch AG .....................................          1,159            52,452
   #*Q-Cells SE .....................................................        438,690           435,602
    *REALTECH AG ....................................................         28,079           224,079
     Rheinmetall AG .................................................        358,492        19,012,207
    *Rohwedder AG ...................................................         44,910             8,203
    *Roth & Rau AG ..................................................            234             7,083
     Ruecker AG .....................................................         23,746           321,060
    *SAF-Holland SA .................................................         23,324           143,832
   #*Singulus Technologies AG .......................................        865,821         3,293,883
     Sixt AG ........................................................        256,942         5,396,749
    *SKW Stahl-Metallurgie Holding AG ...............................          3,362            67,675
    *Sky Deutschland AG .............................................        717,364         2,113,868
    #Solarworld AG ..................................................        312,732         1,526,093
   #*Solon SE .......................................................        108,896           199,069
     Stoehr & Co. AG ................................................         44,310           205,986
    #Suedzucker AG ..................................................        765,460        22,359,224
   #*Suss Microtec AG ...............................................        337,217         3,534,649
     Syzygy AG ......................................................        148,692           695,666
    *TAG Immobilien AG ..............................................         22,183           189,399
    *Technotrans AG .................................................         45,083           296,276
    *Textilgruppe Hof AG ............................................         22,530           244,096
   #*TUI AG .........................................................      2,408,454        15,710,010
     UMS United Medical Systems International AG ....................         64,413           543,059
     UmweltBank AG ..................................................         24,780           818,241
    *Verbio AG ......................................................         14,703            68,089
    *Vestcorp AG ....................................................        133,777           157,926
    *Vivacon AG .....................................................        207,452           247,245
     VTG AG .........................................................          6,523           130,796
     Wacker Neuson SE ...............................................        354,688         4,412,783
     Washtec AG .....................................................            147             1,867
     Westag & Getalit AG ............................................         10,446           247,643
     Wuerttembergische Lebensversicherung AG ........................         14,461           293,095
    #Wuerttembergische Metallwarenfabrik AG .........................         80,490         3,152,284
    *Zapf Creation AG ...............................................          6,198             6,080
                                                                                       ---------------
TOTAL GERMANY .......................................................                      413,318,248
                                                                                       ---------------
GREECE -- (0.2%)
    *Alapis Holding Industrial & Commercial S.A. of Pharmaceutical
        Chemical Products ...........................................        173,961            11,976
    *Alco Hellas ABEE S.A. ..........................................          6,290             2,994
    *Alpha Bank A.E. ................................................        574,568           764,106
    *Anek Lines S.A. ................................................        934,003           126,599
    *Athens Medical Center S.A. .....................................        103,286            48,219
    *Atlantic Supermarkets S.A. .....................................        129,593            14,345
    *Atti-Kat S.A. ..................................................      1,024,038            28,289
    *Bank of Cyprus Public Co., Ltd. S.A. ...........................        183,959           251,914
    *Bitros Holdings S.A. ...........................................          8,817             5,104
    *Diagnostic & Therapeutic Center of Athens Hygeia S.A. ..........         22,820             9,397
    *EFG Eurobank Ergasias S.A. .....................................      1,088,125           999,313
     Ellaktor S.A. ..................................................        688,872         1,282,589
    *Elval - Hellenic Aluminium Industry S.A. .......................         22,947            44,071
    *Ergas S.A. .....................................................        104,948            20,330
    *ETEM S.A. ......................................................         55,657            16,380
    *Etma Rayon S.A. ................................................         39,176            76,433
    *Forthnet S.A. ..................................................        389,355            84,780

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GREECE -- (Continued)
    GEK Terna S.A. ..................................................        220,104   $       303,246
   *Halkor S.A. .....................................................        158,374           146,974
   *Hellenic Cables S.A. ............................................         94,537           193,659
   *Hellenic Sugar Industry S.A. ....................................          2,477             3,495
    Inform P. Lykos S.A. ............................................         27,351            28,639
   *Intracom Holdings S.A. ..........................................      1,964,092           680,130
   *Intracom Technical & Steel Constructions S.A. ...................         19,516            11,678
    J&P-Avax S.A. ...................................................        100,806           106,034
    Karatzis S.A. ...................................................         15,860            41,332
   *Kathimerini Publishing S.A. .....................................         69,790           309,464
    Loulis Mills S.A. ...............................................         99,356           200,280
   *Marfin Investment Group S.A. ....................................      7,433,846         4,028,960
   *Marfin Popular Bank PCL .........................................      7,923,852         2,702,354
   *Michaniki S.A. ..................................................      1,441,088           274,757
   *National Bank of Greece S.A. ....................................        314,912           726,414
   *Nirefs Acquaculture S.A. ........................................        204,948           195,892
   *Pegasus Publishing S.A. .........................................        217,030           151,383
   *Piraeus Bank S.A. ...............................................      4,374,219         1,247,566
   *Proton Bank S.A. ................................................        755,752                --
   *Real Estate Development & Services S.A. .........................        127,940           117,168
    S&B Industrial Minerals S.A. ....................................        139,330           759,567
   *Sanyo Hellas S.A. ...............................................        458,186            14,023
   *Selected Textile S.A. ...........................................        126,995            62,771
   *Sfakianakis S.A. ................................................         11,719            16,892
   *Sidenor Steel Products Manufacturing Co. S.A. ...................        101,012           246,615
   *Spyroy Agricultural Products S.A. ...............................         88,703            49,981
   *T Bank S.A. .....................................................      1,210,617            31,246
   *Technical Olympic S.A. ..........................................        243,263           446,675
   *Teletypos S.A. Mega Channel .....................................         13,306             8,680
   *Themeliodomi S.A. ...............................................        140,360            71,860
    Thrace Plastics Co. S.A. ........................................         81,953            50,128
   *TT Hellenic Postbank S.A. .......................................         24,196            11,923
   *Viohalco S.A. ...................................................        196,844           885,286
   *Vioter S.A. .....................................................        174,332            19,369
                                                                                       ---------------
TOTAL GREECE ........................................................                       17,931,280
                                                                                       ---------------
HONG KONG -- (2.2%)
    Allan International Holdings, Ltd. ..............................         96,000            28,728
    Allied Group, Ltd. ..............................................      2,157,000         5,522,705
    Allied Properties (H.K.), Ltd. ..................................     40,152,372         5,543,141
   *Apac Resources, Ltd. ............................................     10,300,000           378,692
   *Apollo Solar Energy Technology Holdings, Ltd. ...................     20,904,000           749,477
    APT Satellite Holdings, Ltd. ....................................      2,301,750           381,677
    Asia Financial Holdings, Ltd. ...................................      4,080,106         1,499,275
    Asia Standard Hotel Group, Ltd. .................................      2,275,800           170,620
    Asia Standard International Group, Ltd. .........................      2,696,000           446,787
   #Associated International Hotels, Ltd. ...........................      1,683,000         3,347,508
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd. ................      5,800,000            85,962
   *Bel Global Resources Holdings, Ltd. .............................     16,756,000           306,270
    CCT Telecom Holdings, Ltd. ......................................        140,000            10,694
    Century City International Holdings, Ltd. .......................     31,035,300         2,009,048
   *Century Sunshine Group Holdings, Ltd. ...........................      5,740,000           145,471
    Champion Technology Holdings, Ltd. ..............................    118,835,336         1,698,609
    Chen Hsong Holdings, Ltd. .......................................      1,364,000           534,388
    Cheuk Nang Holdings, Ltd. .......................................      4,083,926         1,613,515
    Chevalier International Holdings, Ltd. ..........................      2,406,491         2,679,955
   *China Billion Resources, Ltd. ...................................     64,707,136           724,632
   *China Energy Development Holdings, Ltd. .........................      3,606,000            50,241
    China Motor Bus Co., Ltd. .......................................         38,600           329,188
   *China Ocean Shipbuilding Industry Group, Ltd. ...................     10,910,000           161,904
   *China Renji Medical Group, Ltd. .................................    166,994,000         1,289,728

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
    *China Yunnan Tin Minerals Group Co., Ltd. ......................     31,258,068   $       181,801
     Chinney Investments, Ltd. ......................................      1,924,000           249,584
     Chong Hing Bank, Ltd. ..........................................        579,000         1,077,451
    *Chuang's China Investments, Ltd. ...............................     21,028,000         1,065,442
     Chuang's Consortium International, Ltd. ........................     20,977,773         2,094,103
    *Chun Wo Development Holdings, Ltd. .............................      6,931,143           308,543
     Continental Holdings, Ltd. .....................................      1,250,000            17,731
     Cosmos Machinery Enterprises, Ltd. .............................        727,400            51,661
     CSI Properties, Ltd. ...........................................    125,400,934         3,074,704
    *CST Mining Group, Ltd. .........................................     24,752,000           343,167
    *Dan Form Holdings Co., Ltd. ....................................     19,223,896         1,555,473
    *Dejin Resources Group Co., Ltd. ................................     34,498,000           359,687
    *Digitalhongkong.com ............................................         10,377             1,288
     DVN Holdings, Ltd. .............................................      7,288,609           268,459
     Easyknit International Holdings, Ltd. ..........................        141,344            74,976
     Emperor Entertainment Hotel, Ltd. ..............................        310,000            50,632
     Emperor International Holdings, Ltd. ...........................     23,056,333         3,826,321
    *EPI Holdings, Ltd. .............................................     26,926,388           654,054
    *eSun Holdings, Ltd. ............................................     12,078,400         2,211,498
    *Ezcom Holdings, Ltd. ...........................................         67,280               416
     Far East Consortium International, Ltd. ........................      4,921,113           854,871
    *First Natural Foods Holdings, Ltd. .............................      6,810,000                --
     Fountain SET Holdings, Ltd. ....................................     13,558,000         1,648,669
    *Frasers Property China, Ltd. ...................................     41,172,000           883,670
     Get Nice Holdings, Ltd. ........................................     72,974,000         3,243,121
     Gold Peak Industries Holding, Ltd. .............................      7,170,907           729,986
     Golden Resources Development International, Ltd. ...............     11,811,000           603,388
    *Grande Holdings, Ltd. ..........................................      3,082,000           162,653
     Great Eagle Holdings, Ltd. .....................................      3,970,159         8,757,000
    *Guangnan Holdings, Ltd. ........................................        268,000            35,707
   #*Hang Fung Gold Technology, Ltd. ................................     10,027,108                --
     Hannstar Board International Holdings, Ltd. ....................      2,136,000           336,120
     Hanny Holdings, Ltd. ...........................................      4,022,491           112,158
     Harbour Centre Development, Ltd. ...............................      2,295,000         2,551,464
     High Fashion International, Ltd. ...............................        996,000           367,487
     HKR International, Ltd. ........................................     14,732,798         6,091,523
     Hon Kwok Land Investment Co., Ltd. .............................      7,798,935         2,551,469
    *Hong Fok Land, Ltd. ............................................      4,248,000             5,468
     Hong Kong & Shanghai Hotels, Ltd. ..............................      1,605,420         2,138,488
     Hong Kong Ferry Holdings, Ltd. .................................      1,791,000         1,399,322
    *Hong Kong Parkview Group, Ltd. .................................        482,000            76,222
     Hongkong Chinese, Ltd. .........................................     23,587,100         3,741,896
    *Huafeng Group Holdings, Ltd. ...................................     25,144,000           574,345
     Hung Hing Printing Group, Ltd. .................................      1,021,275           241,940
    *I-Cable Communications, Ltd. ...................................      3,834,000           232,111
     ITC Corp., Ltd. ................................................      1,650,655            56,189
    *ITC Properties Group, Ltd. .....................................        915,000           206,206
    *Jinchang Pharmaceutical Holdings, Ltd. .........................        507,600                --
    *Jinhui Holdings, Ltd. ..........................................      2,628,000           447,863
    *Jiuzhou Development Co., Ltd. ..................................     18,308,000         1,146,571
     K Wah International Holdings, Ltd. .............................      2,206,031           596,210
     Kantone Holdings, Ltd. .........................................     35,813,975           413,054
     Keck Seng Investments (Hong Kong), Ltd. ........................      2,936,000         1,216,529
     Kin Yat Holdings, Ltd. .........................................        918,000           181,827
    *Kowloon Development Co., Ltd. ..................................      6,952,277         6,689,747
     Kwoon Chung Bus Holdings, Ltd. .................................      1,432,000           318,001
    *Lai Sun Development Co., Ltd. ..................................    145,476,000         3,040,077
    *Lai Sun Garment International, Ltd. ............................     35,306,000         3,246,837
     Lam Soon Hong Kong, Ltd. .......................................        175,250           112,961
     Li Heng Chemical Fibre Technologies, Ltd. ......................     11,463,000         1,119,708
     Lippo China Resources, Ltd. ....................................      6,962,000           159,398

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Lippo, Ltd. ....................................................      4,694,500   $     1,518,600
     Liu Chong Hing Investment, Ltd. ................................      2,550,000         2,424,933
     Luen Thai Holdings, Ltd. .......................................      3,357,000           274,959
     Luks Industrial Group, Ltd. ....................................        982,642           210,665
     Magnificent Estates, Ltd. ......................................     43,674,600         1,388,647
    #Melco International Development, Ltd. ..........................      6,446,000         5,152,454
     Miramar Hotel & Investment Co., Ltd. ...........................      1,593,000         1,680,799
    *Mongolia Energy Corp., Ltd. ....................................      1,043,000           101,433
     Nanyang Holdings, Ltd. .........................................        101,350           273,536
     National Electronics Holdings, Ltd. ............................      5,364,408           491,083
     Neo-Neon Holdings, Ltd. ........................................      2,218,000           378,836
     New Century Group Hong Kong, Ltd. ..............................      1,752,000            40,534
    *New City China Development, Ltd. ...............................          6,760               231
    *New Smart Energy Group, Ltd. ...................................     71,650,000           922,279
   #*New Times Energy Corp., Ltd. ...................................    133,686,000           834,878
    *Next Media, Ltd. ...............................................      1,774,000           154,016
    *Norstar Founders Group, Ltd. ...................................        456,000                --
   #*North Asia Resources Holdings, Ltd. ............................     15,435,000           865,389
    *Orient Power Holdings, Ltd. ....................................      2,182,573            52,817
     Pacific Andes International Holdings, Ltd. .....................     23,826,618         2,305,209
     Pacific Basin Shipping, Ltd. ...................................        894,000           407,638
    *Pacific Century Premium Developments, Ltd. .....................     22,872,000         3,463,711
     Paliburg Holdings, Ltd. ........................................     11,753,041         3,698,405
     Playmates Holdings, Ltd. .......................................      2,665,700           795,237
     Pokfulam Development Co., Ltd. .................................        268,000           267,607
     Polytec Asset Holdings, Ltd. ...................................     29,104,190         2,547,760
     Public Financial Holdings, Ltd. ................................        894,444           378,391
     PYI Corp., Ltd. ................................................     79,729,370         2,448,933
    #Regal Hotels International Holdings, Ltd. ......................      4,092,623         1,363,742
     Rivera Holdings, Ltd. ..........................................      4,405,468           116,250
     Roadshow Holdings, Ltd. ........................................      2,956,000           230,574
     Samling Global, Ltd. ...........................................      9,066,000           521,142
    *San Miguel Brewery Hong Kong, Ltd. .............................      1,130,400           171,916
    *Sanyuan Group, Ltd. ............................................        258,750             4,996
     SEA Holdings, Ltd. .............................................      1,635,000           721,589
     Shenzhen High-Tech Holdings, Ltd. ..............................      2,776,000           157,930
     Shougang Concord Century Holdings, Ltd. ........................      3,424,115           180,755
    *Shougang Concord Technology Holdings, Ltd. .....................        570,000            26,538
    *Shun Ho Resources Holdings, Ltd. ...............................        506,000            66,038
    #Shun Tak Holdings, Ltd. ........................................     22,062,215        10,332,934
    *Sino-i Technology, Ltd. ........................................     45,565,436           110,413
     SOCAM Development, Ltd. ........................................      2,590,120         2,471,999
    *Soundwill Holdings, Ltd. .......................................         22,000            23,747
     South China (China), Ltd. ......................................     10,657,216           663,592
    *South China Holdings, Ltd. .....................................      1,740,800           135,885
    *South China Land, Ltd. .........................................     26,215,066           387,873
     Stelux Holdings International, Ltd. ............................      2,367,254           417,202
     Styland Holdings, Ltd. .........................................      1,727,879             3,883
     Sun Hung Kai & Co., Ltd. .......................................      2,933,200         1,711,597
    *Sunway International Holdings, Ltd. ............................        280,000             9,143
    *Superb Summit International Timber Co., Ltd. ...................     44,795,000         1,244,978
    #Sustainable Forest Holdings, Ltd. ..............................     37,037,250           933,829
     Symphony Holdings, Ltd. ........................................      7,640,250           398,298
     Tai Cheung Holdings, Ltd. ......................................      5,162,000         3,567,415
     Tai Sang Land Development, Ltd. ................................        857,900           317,522
    *Talent Property Group, Ltd. ....................................      1,665,000            46,724
    #Tan Chong International, Ltd. ..................................      3,984,000           922,016
     Tern Properties Co., Ltd. ......................................        168,000            72,409
     Tian Teck Land, Ltd. ...........................................        790,000           682,994
     Tungtex Holdings Co., Ltd. .....................................        160,000            20,589
     Tysan Holdings, Ltd. ...........................................        746,000           142,582

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Upbest Group, Ltd. .............................................      2,780,000   $       233,708
    *U-Right International Holdings, Ltd. ...........................     39,602,000            71,366
     Varitronix International, Ltd. .................................        534,000           243,133
     Vedan International Holdings, Ltd. .............................      4,352,000           260,661
     Victory City International Holdings, Ltd. ......................     18,316,745         1,973,247
     Wang On Group, Ltd. ............................................     38,017,064           351,745
    *Warderly International Holdings, Ltd. ..........................      1,705,000           105,344
     Wing On Co. International, Ltd. ................................      2,756,500         5,480,926
     Wing Tai Properties, Ltd. ......................................      1,066,749           369,781
     Wong's International (Holdings), Ltd. ..........................        133,000            24,434
     Y. T. Realty Group, Ltd. .......................................        100,000            24,848
     Yau Lee Holdings, Ltd. .........................................      1,409,750           179,277
     Yugang International, Ltd. .....................................     24,150,000           159,845
                                                                                       ---------------
TOTAL HONG KONG .....................................................                      174,201,851
                                                                                       ---------------
IRELAND -- (0.2%)
    *Aer Lingus Group P.L.C. ........................................      1,504,991         1,499,434
    *Allied Irish Banks P.L.C. ......................................      1,834,179           253,795
    *Anglo Irish Bank Corp. P.L.C. ..................................        708,018                --
     Dragon Oil P.L.C. ..............................................         87,319           787,616
     FBD Holdings P.L.C. ............................................         36,204           323,071
    *Governor & Co. of the Bank of Ireland P.L.C. (The) .............      3,534,044           497,593
     Grafton Group P.L.C. ...........................................      1,316,961         5,081,530
     Greencore Group P.L.C. .........................................        114,596           114,851
    *IFG Group P.L.C. ...............................................          3,683             5,752
    *McInerney Holdings P.L.C. ......................................        360,646            19,761
    *Qualceram Shires P.L.C. ........................................         30,338             3,358
    *Smurfit Kappa Group P.L.C. .....................................      1,319,558         9,048,828
    *United Drug P.L.C. .............................................          3,256            10,048
                                                                                       ---------------
TOTAL IRELAND .......................................................                       17,645,637
                                                                                       ---------------
ISRAEL -- (0.7%)
    *Africa Israel Investments, Ltd. ................................        839,895         3,408,205
    *AL-ROV Israel, Ltd. ............................................         77,871         1,970,582
    *Alvarion, Ltd. .................................................      1,160,864         1,344,330
    *Biocell, Ltd. ..................................................         38,401           275,791
     Clal Industries & Investments, Ltd. ............................          3,111            14,668
     Clal Insurance Enterprises Holdings, Ltd. ......................        230,756         4,013,048
     Delta-Galil Industries, Ltd. ...................................         64,783           417,767
     Direct Insurance - I.D.I. Insurance Co., Ltd. ..................         76,454           172,684
    *El Al Israel Airlines, Ltd. ....................................      2,142,780           436,515
    *Elron Electronic Industries, Ltd. ..............................        186,911           742,022
    *Equital, Ltd. ..................................................          3,538            29,144
    *First International Bank of Israel, Ltd. .......................        482,722         5,030,377
     Formula Systems (1985), Ltd. ...................................        133,178         2,066,741
    *Gilat Satellite Networks, Ltd. .................................        375,653         1,448,406
    *Hadera Paper, Ltd. .............................................          4,449           215,563
     Harel Insurance Investments & Finances, Ltd. ...................        124,768         5,395,547
    *Israel Discount Bank, Ltd. Series A ............................      3,645,896         6,026,445
     Israel Land Development Co., Ltd. (The) ........................         41,970           300,767
    *Jerusalem Oil Exploration, Ltd. ................................        127,312         1,971,177
     Kardan Vehicle, Ltd. ...........................................          6,328            47,178
   #*Kardan Yazamut .................................................         23,438             4,655
    *Menorah Mivtachim Holdings, Ltd. ...............................         66,192           596,351
     Mizrahi Tefahot Bank, Ltd. .....................................      1,067,594         9,186,412
    *Naphtha Israel Petroleum Corp., Ltd. ...........................          2,002             6,485
    *Neto Me Holdings, Ltd. .........................................            263            12,299
    *Oil Refineries, Ltd. ...........................................      9,250,798         5,306,579
     Ormat Industries, Ltd. .........................................        440,732         2,673,223
     Phoenix Holdings, Ltd. (The) ...................................        329,528           903,485
     Plasson, Ltd. ..................................................          3,034            70,163

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
    *RADVision, Ltd. ................................................         91,520   $       470,219
    *Retalix, Ltd. ..................................................         93,632         1,388,409
     Union Bank of Israel, Ltd. .....................................        550,197         2,033,610
                                                                                       ---------------
TOTAL ISRAEL ........................................................                       57,978,847
                                                                                       ---------------
ITALY -- (2.1%)
     Acegas-APS SpA .................................................        340,387         1,771,615
    *Aedes SpA ......................................................      1,121,521           129,809
     Banca Finnat Euramerica SpA ....................................        217,898           102,953
    #Banca Piccolo Credito Valtellinese Scarl .......................      2,429,318         7,044,924
    #Banca Popolare dell'Emilia Romagna Scarl .......................        650,640         5,246,056
    *Banca Popolare dell'Etruria e del Lazio Scarl ..................      1,395,133         2,740,072
   #*Banca Popolare di Milano Scarl .................................      9,733,445         5,989,976
     Banca Popolare di Spoleto SpA ..................................            500             1,511
     Banco di Desio e della Brianza SpA .............................         17,329            74,117
    #Banco Popolare Scarl ...........................................        316,939           470,372
    #Benetton Group SpA .............................................        679,740         3,910,814
    *Brioschi Sviluppo Immobiliare SpA ..............................        409,502            67,876
   #*Buzzi Unicem SpA ...............................................      1,360,050        12,434,910
    #C.I.R. SpA - Compagnie Industriali Riunite .....................      6,948,650        13,892,426
     Caltagirone Editore SpA ........................................        717,734         1,279,009
     Caltagirone SpA ................................................        618,097         1,282,360
    *Carraro SpA ....................................................         36,443           117,162
     Cembre SpA .....................................................            607             6,192
     Cementir Holding SpA ...........................................      2,010,356         4,711,037
    *Centrale del Latte di Torino & Co. SpA .........................         87,000           238,052
     Credito Artigiano SpA ..........................................      1,272,740         1,584,744
     Credito Emiliano SpA ...........................................        147,655           628,051
     CSP International Fashion Group SpA ............................        175,521           213,070
    *d'Amico International Shipping S.A. ............................        101,835            81,295
    #Danieli & Co. SpA ..............................................         81,827         2,073,544
     De Longhi SpA ..................................................      1,056,393        11,544,326
    *DeA Capital SpA ................................................        413,705           864,660
    *EEMS Italia SpA ................................................        411,622           433,091
     ERG SpA ........................................................        116,487         1,433,194
   #*Eurotech SpA ...................................................        264,314           629,930
     Falck Renewables SpA ...........................................        622,194           707,567
   #*Fondiaria - Sai SpA ............................................      1,781,588         3,914,199
     Gefran SpA .....................................................        135,998           667,587
   #*Gemina SpA .....................................................     10,091,749         8,590,265
    *Gruppo Ceramiche Ricchetti SpA .................................        163,375            38,426
    *I Grandi Viaggi SpA ............................................        283,577           287,583
     Immsi SpA ......................................................      1,816,433         1,572,275
     Industria Romagnola Conduttori Elettrici SpA ...................        156,907           435,541
     Intek SpA ......................................................      1,098,860           583,409
    #Italcementi SpA ................................................      1,750,942        11,644,053
     Italmobiliare SpA ..............................................        160,901         4,505,672
     KME Group SpA ..................................................      5,359,454         2,426,840
    *Milano Assicurazioni SpA .......................................     19,395,939         8,271,387
    *Monrif SpA .....................................................        181,942            88,025
    *Montefibre SpA .................................................      1,187,629           215,203
    *Pagnossin SpA ..................................................         79,000                --
     Pirelli & Co. SpA ..............................................      2,735,480        24,141,744
    *Poligrafici Editoriale SpA .....................................        212,366           109,042
    *Prelios SpA ....................................................      7,386,990         2,167,944
   #*Premafin Finanziaria SpA .......................................      5,629,637         1,826,969
    *Reno de Medici SpA .............................................      3,313,743           808,521
    *Retelit SpA ....................................................        260,609           127,179
    *Safilo Group SpA ...............................................        322,282         2,670,558
    *Snia SpA .......................................................        271,793            37,382
     Sol SpA ........................................................        117,795           737,060

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
    *Sorin SpA ......................................................        923,075   $     1,929,405
    *Uni Land SpA ...................................................         37,715            26,302
    *Unipol Gruppo Finanziario SpA ..................................     17,382,268         7,127,403
     Vianini Industria SpA ..........................................        182,204           295,426
     Vianini Lavori SpA .............................................        344,977         1,877,897
     Vittoria Assicurazioni SpA .....................................          7,453            31,578
                                                                                       ---------------
TOTAL ITALY .........................................................                      168,859,590
                                                                                       ---------------
JAPAN -- (22.7%)
     77 Bank, Ltd. (The) ............................................        313,000         1,232,882
    *A&D Co., Ltd. ..................................................          5,200            18,939
     Achilles Corp. .................................................      1,196,000         1,658,730
     Adeka Corp. ....................................................         55,000           550,038
     Agro-Kanesho Co., Ltd. .........................................         36,000           174,510
    #Ahresty Corp. ..................................................        304,700         1,865,216
    #Aichi Bank, Ltd. (The) .........................................        185,400        10,290,107
     Aichi Corp. ....................................................         62,500           248,627
     Aichi Machine Industry Co., Ltd. ...............................      1,630,000         5,010,881
     Aida Engineering, Ltd. .........................................      1,217,500         6,075,551
     Aigan Co., Ltd. ................................................        364,800         1,828,397
     Airport Facilities Co., Ltd. ...................................        418,400         1,595,617
     Aisan Industry Co., Ltd. .......................................        275,800         2,569,498
     Akita Bank, Ltd. (The) .........................................      4,182,000        11,981,709
     Alpen Co., Ltd. ................................................        290,600         4,985,600
     Alpha Corp. ....................................................         23,500           262,626
     Alpha Systems, Inc. ............................................         16,300           230,027
     Alps Logistics Co., Ltd. .......................................          7,400            66,927
     Altech Co., Ltd. ...............................................        109,300           251,405
     Ando Corp. .....................................................      1,571,000         2,027,989
     AOC Holdings, Inc. .............................................        839,300         4,815,743
     AOI Advertising Promotion, Inc. ................................         11,500            59,112
    #AOI Electronic Co., Ltd. .......................................         31,700           428,197
     AOKI Holdings, Inc. ............................................        399,100         5,318,088
     Aomori Bank, Ltd. (The) ........................................        296,000           853,610
     Aoyama Trading Co., Ltd. .......................................      1,257,399        19,862,568
     Arakawa Chemical Industries, Ltd. ..............................        317,700         2,644,101
     Araya Industrial Co., Ltd. .....................................      1,022,000         1,543,476
     Arc Land Sakamoto Co., Ltd. ....................................         23,700           433,866
     Arcs Co., Ltd. .................................................         27,835           495,581
    #Arisawa Manufacturing Co., Ltd. ................................        694,982         3,088,600
     Asahi Kogyosha Co., Ltd. .......................................        467,000         1,910,798
     Asahi Organic Chemicals Industry Co., Ltd. .....................      1,334,000         3,447,217
   #*Asanuma Corp. ..................................................        441,000           456,632
    #Asax Co., Ltd. .................................................             13            16,366
    *Ashimori Industry Co., Ltd. ....................................      1,066,000         1,421,857
     Asia Air Survey Co., Ltd. ......................................         79,000           211,872
     ASKA Pharmaceutical Co., Ltd. ..................................        469,000         3,405,137
     Asti Corp. .....................................................         70,000           179,625
     Asunaro Aoki Construction Co., Ltd. ............................        725,000         3,668,679
     Ataka Construction & Engineering Co., Ltd. .....................        148,000           456,677
     Atsugi Co., Ltd. ...............................................      5,237,000         6,164,369
     Autobacs Seven Co., Ltd. .......................................        304,911        13,962,182
     Bank of Iwate, Ltd. (The) ......................................        286,200        12,988,006
     Bank of Nagoya, Ltd. (The) .....................................      2,712,706         8,585,240
     Bank of Okinawa, Ltd. (The) ....................................        152,900         6,104,110
     Bank of Saga, Ltd. (The) .......................................      2,438,000         5,779,279
     Bank of the Ryukyus, Ltd. ......................................        595,500         7,282,467
     Belc Co., Ltd. .................................................         28,800           414,279
    #Belluna Co., Ltd. ..............................................        593,062         4,634,126
   #*Best Denki Co., Ltd. ...........................................      1,659,500         4,538,452
     Bunka Shutter Co., Ltd. ........................................        627,000         1,964,207

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Cawachi, Ltd. ..................................................        252,400   $     4,797,007
     Central Glass Co., Ltd. ........................................      1,625,000         7,264,064
     Central Security Patrols Co., Ltd. .............................         41,400           407,632
    *Chiba Kogyo Bank, Ltd. (The) ...................................         76,600           416,328
     Chiyoda Co., Ltd. ..............................................          5,800           102,493
     Chiyoda Integre Co., Ltd. ......................................         18,500           245,069
     Chodai Co., Ltd. ...............................................         22,500            49,114
     Chofu Seisakusho Co., Ltd. .....................................        251,000         6,401,241
     Chubu Shiryo Co., Ltd. .........................................        285,700         1,749,620
     Chudenko Corp. .................................................        579,760         6,275,822
     Chuetsu Pulp & Paper Co., Ltd. .................................      1,928,000         2,929,114
    #Chukyo Bank, Ltd. (The) ........................................      1,662,000         3,967,993
     Chuo Denki Kogyo Co., Ltd. .....................................         25,700            98,415
     Chuo Gyorui Co., Ltd. ..........................................        626,000         1,380,813
     Chuo Spring Co., Ltd. ..........................................        941,000         3,198,125
     Cleanup Corp. ..................................................        548,900         3,274,482
   #*CMK Corp. ......................................................        887,300         3,248,319
     Coca-Cola Central Japan Co., Ltd. ..............................        660,800         8,769,925
     Computer Engineering & Consulting, Ltd. ........................        145,800           681,736
     Corona Corp. ...................................................        376,300         6,551,218
     Cresco, Ltd. ...................................................         66,600           412,401
    #Cross Plus, Inc. ...............................................         77,700           717,136
     CTI Engineering Co., Ltd. ......................................        224,900         1,548,594
     Daibiru Corp. ..................................................          8,700            58,770
     Dai-Dan Co., Ltd. ..............................................        602,000         3,924,362
     Daido Kogyo Co., Ltd. ..........................................        481,447           845,672
   #*Daiei, Inc. (The) ..............................................      2,115,450         8,023,923
    *Daiho Corp. ....................................................        248,000           312,987
     Daiichi Kogyo Seiyaku Co., Ltd. ................................        609,000         1,760,935
     Daiki Aluminium Industry Co., Ltd. .............................        232,000           763,007
     Daiko Clearing Services Corp. ..................................        344,600         1,061,257
    *Daiko Denshi Tsushin, Ltd. .....................................         12,000            21,124
     Daikoku Denki Co., Ltd. ........................................         53,600           479,929
     Daimaruenawin Co., Ltd. ........................................         10,600            69,109
     Dainichi Co., Ltd. .............................................        277,900         3,097,774
     Daisan Bank, Ltd. (The) ........................................        549,000         1,156,484
     Daishi Bank, Ltd. (The) ........................................      2,098,932         6,678,935
     Daito Bank, Ltd. (The) .........................................      2,343,000         1,661,880
     Daiwa Industries, Ltd. .........................................        201,000           992,593
     Daiwa Odakyu Construction Co., Ltd. ............................        183,000           469,404
     DC Co., Ltd. ...................................................        374,400         1,060,123
    #DCM Holdings Co., Ltd. .........................................      1,158,100         9,262,709
     Denki Kogyo Co., Ltd. ..........................................          7,000            26,514
     Denyo Co., Ltd. ................................................        245,800         3,504,193
    *Dijet Industrial Co., Ltd. .....................................         15,000            27,935
     DMW Corp. ......................................................         58,800         1,081,269
     Doutor Nichires Holdings Co., Ltd. .............................         42,500           508,103
     Dydo Drinco, Inc. ..............................................         73,500         2,792,003
     Dynic Corp. ....................................................         37,000            60,940
    #Edion Corp. ....................................................      1,363,900        10,912,845
     Ehime Bank, Ltd. (The) .........................................      1,615,000         4,667,282
    *Eidai Co., Ltd. ................................................         59,000           186,430
     Eighteenth Bank, Ltd. (The) ....................................      3,686,000         9,436,668
     Eizo Nanao Corp. ...............................................          3,400            65,183
     ESPEC Corp. ....................................................        442,500         2,775,767
     Excel Co., Ltd. ................................................         32,500           296,124
     F&A Aqua Holdings, Inc. ........................................          4,400            42,447
     Felissimo Corp. ................................................          6,800            88,653
     Fine Sinter Co., Ltd. ..........................................         84,000           246,441
   #*First Baking Co., Ltd. .........................................        389,000           382,723
     Fuji Furukawa Engineering & Construction Co., Ltd. .............         37,000            68,303

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    Fuji Soft, Inc. .................................................         41,900   $       664,582
    Fujicco Co., Ltd. ...............................................        314,600         3,889,596
    Fujikura Kasei Co., Ltd. ........................................         19,300            90,732
    Fujikura Rubber, Ltd. ...........................................         43,100           168,023
    Fujikura, Ltd. ..................................................      1,031,000         3,290,718
    Fujitec Co., Ltd. ...............................................         21,822           110,383
    Fujitsu Frontech, Ltd. ..........................................        392,600         2,643,315
    FuKoKu Co., Ltd. ................................................         27,500           235,490
   #Fukuda Corp. ....................................................        237,000           848,719
    Fukui Bank, Ltd. (The) ..........................................         60,000           173,662
    Fukushima Bank, Ltd. ............................................        768,000           368,751
    Fukusima Industries Corp. .......................................          1,900            22,775
    Fukuyama Transporting Co., Ltd. .................................      2,561,000        13,148,509
    Funai Electric Co., Ltd. ........................................          4,300            84,515
    Furusato Industries, Ltd. .......................................         39,800           305,455
    Fuso Dentsu Co., Ltd. ...........................................          9,000            34,188
    Fuso Pharmaceutical Industries, Ltd. ............................         75,000           192,062
    Futaba Corp. ....................................................        850,800        16,047,347
   #Gakken Holdings Co., Ltd. .......................................      1,799,000         3,182,013
    Gecoss Corp. ....................................................        446,600         1,728,316
    Godo Steel, Ltd. ................................................      3,176,000         7,514,007
    Goldcrest Co., Ltd. .............................................         55,810         1,023,919
   *Gourmet Kineya Co., Ltd. ........................................        143,000           751,666
   *GSI Creos Corp. .................................................         48,000            59,122
   #Gun Ei Chemical Industry Co., Ltd. ..............................      1,356,000         3,630,643
    Gunze, Ltd. .....................................................      2,806,000         8,510,086
    Hakuto Co., Ltd. ................................................        308,600         2,799,821
    Happinet Corp. ..................................................          1,200            18,801
    Harima Chemicals, Inc. ..........................................        399,200         3,236,391
    Haruyama Trading Co., Ltd. ......................................        292,600         1,323,197
   *Hazama Corp. ....................................................      1,681,200         3,024,059
    Heiwa Real Estate Co., Ltd. .....................................      1,467,000         3,178,894
    Heiwado Co., Ltd. ...............................................        168,124         2,035,641
    Hibiya Engineering, Ltd. ........................................        709,800         6,961,205
    Higashi-Nippon Bank, Ltd. .......................................      1,871,000         3,773,909
    Higo Bank, Ltd. (The) ...........................................        956,000         5,219,723
   *Hitachi Cable, Ltd. .............................................        909,000         2,148,121
    Hitachi Capital Corp. ...........................................         17,800           217,513
    Hitachi Medical Corp. ...........................................        651,000         7,042,054
    Hitachi Metals Techno, Ltd. .....................................         53,500           286,566
    Hodogaya Chemical Co., Ltd. .....................................        109,000           354,848
    Hokkaido Coca-Cola Bottling Co., Ltd. ...........................        466,000         2,308,640
    Hokkan Holdings, Ltd. ...........................................        887,000         2,731,951
    Hokko Chemical Industry Co., Ltd. ...............................        392,000         1,112,159
    Hokkoku Bank, Ltd. (The) ........................................      1,526,000         5,139,649
    Hokuetsu Bank, Ltd. (The) .......................................      2,795,000         5,247,371
   #Hokuetsu Kishu Paper Co., Ltd. ..................................      3,660,774        24,095,044
    Hokuriku Electrical Construction Co., Ltd. ......................        197,000           537,923
    Horipro, Inc. ...................................................        166,300         1,414,240
    Hosiden Corp. ...................................................        295,700         2,038,207
   #Hurxley Corp. ...................................................         18,600           119,156
    Hyakugo Bank, Ltd. (The) ........................................      2,392,855         9,305,613
    Hyakujishi Bank, Ltd. (The) .....................................      1,225,000         4,690,954
   #I Metal Technology Co., Ltd. ....................................        423,000           754,644
    Ichikawa Co., Ltd. ..............................................        292,000           554,642
    Ichinen Holdings Co., Ltd. ......................................         12,700            62,055
    Ihara Chemical Industry Co., Ltd. ...............................        861,000         3,043,565
    IHI Transport Machinery Co., Ltd. ...............................        297,000         1,543,117
    Imasen Electric Industrial Co., Ltd. ............................        123,300         1,531,467
   *Impress Holdings, Inc. ..........................................        370,200           406,212
    Inaba Seisakusho Co., Ltd. ......................................         86,000           969,748

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Inabata & Co., Ltd. ............................................      1,084,000   $     5,879,684
    #Ines Corp. .....................................................      1,161,300         7,581,842
     Information Services International-Dentsu, Ltd. ................        155,200         1,368,287
    #Innotech Corp. .................................................        225,800         1,564,554
     Inui Steamship Co., Ltd. .......................................        117,900           461,282
   #*Ishihara Sangyo Kaisha, Ltd. ...................................         31,000            37,468
     Ishizuka Glass Co., Ltd. .......................................        660,000         1,290,891
     IT Holdings Corp. ..............................................        404,800         4,158,429
    #Itochu Enex Co., Ltd. ..........................................        698,100         3,622,787
     Itochu-Shokuhin Co., Ltd. ......................................         10,200           350,615
     Itoham Foods, Inc. .............................................      2,715,000         9,348,430
     Itoki Corp. ....................................................        631,300         1,390,691
     Iwai Cosmo Holdings, Inc. ......................................        124,600           424,425
     Iwaki & Co., Ltd. ..............................................        773,000         1,980,871
   #*Iwasaki Electric Co., Ltd. .....................................      1,478,000         3,340,011
    #Iwatsu Electric Co., Ltd. ......................................        557,000           490,101
     Izumiya Co., Ltd. ..............................................      1,714,000         7,750,666
     Jalux, Inc. ....................................................          3,500            31,978
     Japan Carlit Co., Ltd. .........................................         10,600            54,376
     Japan Digital Laboratory Co., Ltd. .............................        572,800         5,419,402
    #Japan Foundation Engineering Co., Ltd. .........................        523,700         1,784,324
     Japan Medical Dynamic Marketing, Inc. ..........................        447,400           971,364
     Japan Oil Transportation Co., Ltd. .............................        576,000         1,351,853
     Japan Pulp & Paper Co., Ltd. ...................................      1,485,000         4,982,205
     Japan Transcity Corp. ..........................................        719,000         2,120,743
     JBIS Holdings, Inc. ............................................         55,700           179,732
     Jidosha Buhin Kogyo Co., Ltd. ..................................         40,000           219,067
     JIEC Co., Ltd. .................................................             50            58,392
     JMS Co., Ltd. ..................................................        701,000         2,139,317
   #*Joban Kosan Co., Ltd. ..........................................      1,240,000         1,255,424
     J-Oil Mills, Inc. ..............................................        286,000           823,161
     JSP Corp. ......................................................         46,600           684,002
     Juroku Bank, Ltd. ..............................................        909,000         2,718,537
     Kaga Electronics Co., Ltd. .....................................        155,100         1,489,765
    #Kagoshima Bank, Ltd. (The) .....................................      1,819,500        11,914,264
     Kamei Corp. ....................................................        491,000         3,186,034
     Kanaden Corp. ..................................................        472,000         3,067,479
    #Kanamoto Co., Ltd. .............................................        559,000         3,786,388
    #Kandenko Co., Ltd. .............................................      1,554,000         6,827,334
     Kanematsu Electronics, Ltd. ....................................         83,400           832,928
     Kanto Auto Works, Ltd. .........................................        475,300         3,937,810
     Kanto Natural Gas Development Co., Ltd. ........................        570,000         2,951,943
    *Katakura Chikkarin Co., Ltd. ...................................        250,000           602,123
     Kato Sangyo Co., Ltd. ..........................................         59,600         1,164,182
     Kato Works Co., Ltd. ...........................................      1,022,000         2,631,676
     KAWADA TECHNOLOGIES, Inc. ......................................          6,600            98,876
     Kawasaki Kasei Chemicals, Ltd. .................................        658,000           825,992
     Kawasaki Kisen Kaisha, Ltd. ....................................        965,000         1,968,244
     Kawasumi Laboratories, Inc. ....................................        279,200         1,658,517
     Keihanshin Real Estate Co., Ltd. ...............................         63,400           293,560
     Keihin Co., Ltd. (The) .........................................         25,000            29,223
     Keiyo Bank, Ltd. (The) .........................................         79,000           383,782
   #*Kenedix, Inc. ..................................................         11,657         1,728,141
     Kimura Unity Co, Ltd. ..........................................          1,600            13,798
    *Kinki Sharyo Co., Ltd. .........................................         16,000            53,288
     Kitagawa Iron Works Co., Ltd. ..................................        213,000           308,881
     Kita-Nippon Bank, Ltd. (The) ...................................        164,400         3,817,126
     Kitano Construction Corp. ......................................        764,000         1,652,264
     Kitazawa Sangyo Co., Ltd. ......................................        247,000           477,270
     Kito Corp. .....................................................            114            79,232
     Kiyo Holdings, Inc. ............................................        114,000           160,929

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Koa Corp. ......................................................        253,589   $     2,476,971
     Koekisha Co., Ltd. .............................................         69,600         1,099,958
    #Kohnan Shoji Co., Ltd. .........................................        500,400         8,675,126
     Koike Sanso Kogyo Co., Ltd. ....................................          8,000            20,422
    *Koito Industries, Ltd. .........................................        356,000           373,334
    #Kojima Co., Ltd. ...............................................        709,300         4,862,177
    *Kokusai Kogyo Holdings Co., Ltd. ...............................         14,000            36,512
     Kokuyo Co., Ltd. ...............................................      1,900,111        14,150,840
    #Komai Tekko, Inc. ..............................................        856,000         2,125,167
     Komatsu Seiren Co., Ltd. .......................................        780,000         3,529,455
    #Komatsu Wall Industry Co., Ltd. ................................        154,200         1,404,654
    #Komori Corp. ...................................................      1,351,800         8,440,620
     Konaka Co., Ltd. ...............................................        683,849         2,416,749
     Kondotec, Inc. .................................................         32,100           358,636
     Konishi Co., Ltd. ..............................................        271,900         3,573,816
   #*Kosei Securities Co., Ltd. .....................................        545,000           421,000
     KRS Corp. ......................................................        166,000         1,842,091
     KU Holdings Co., Ltd. ..........................................        182,600           867,760
    *Kumagai Gumi Co., Ltd. .........................................      1,485,000         1,326,527
    #Kumiai Chemical Industry Co., Ltd. .............................      1,053,000         3,717,013
     Kurabo Industries, Ltd. ........................................      5,589,000        10,598,992
    #Kurimoto, Ltd. .................................................      3,358,000         5,047,182
     Kuroganeya Co., Ltd. ...........................................         55,700           216,171
     Kyodo Printing Co., Ltd. .......................................      1,743,000         3,970,153
     Kyoei Sangyo Co., Ltd. .........................................        337,000           561,938
     Kyoei Steel, Ltd. ..............................................        395,700         6,997,583
    #Kyokuto Boeki Kaisha, Ltd. .....................................        499,000         1,251,122
     Kyokuto Kaihatsu Kogyo Co., Ltd. ...............................        830,750         4,506,295
     Kyokuto Securities Co., Ltd. ...................................         23,100           145,831
     Kyoritsu Maintenance Co., Ltd. .................................         39,400           634,555
     Kyosan Electric Manufacturing Co., Ltd. ........................        338,000         1,493,832
     Kyowa Leather Cloth Co., Ltd. ..................................        377,300         1,301,529
     Kyudenko Corp. .................................................      1,079,000         6,526,157
     LEC, Inc. ......................................................         27,600           521,267
   #*Leopalace21 Corp. ..............................................      4,478,915        12,216,400
    *Lonseal Corp. ..................................................        306,000           295,519
   #*Look, Inc. .....................................................        101,000           221,004
    #Macnica, Inc. ..................................................        225,000         4,754,442
     Maeda Corp. ....................................................      4,368,000        15,924,302
     Maeda Road Construction Co., Ltd. ..............................      1,615,000        16,060,904
   #*Maezawa Industries, Inc. .......................................        219,500           499,812
     Maezawa Kasei Industries Co., Ltd. .............................        201,900         2,176,144
     Maezawa Kyuso Industries Co., Ltd. .............................        111,000         1,485,216
     Marubun Corp. ..................................................        444,300         1,714,355
     Marudai Food Co., Ltd. .........................................      3,070,000        10,230,167
    *Maruei Department Store Co., Ltd. ..............................        558,400           585,018
     Maruetsu, Inc. (The) ...........................................         17,000            59,912
    *Marufuji Sheet Piling Co., Ltd. ................................         12,000            26,629
     Marusan Securities Co., Ltd. ...................................         64,600           232,071
     Maruwn Corp. ...................................................        302,600           725,299
     Maruzen Co., Ltd. ..............................................         20,000           127,111
     Maruzen Showa Unyu Co., Ltd. ...................................      1,369,000         4,475,482
     Matsui Construction Co., Ltd. ..................................        417,700         1,652,736
     Maxvalu Tokai Co., Ltd. ........................................         30,600           413,634
    *Meiji Machine Co., Ltd. ........................................        110,700           225,801
    #Meiwa Estate Co., Ltd. .........................................        424,600         1,940,507
     Mesco, Inc. ....................................................         38,000           298,000
     Michinoku Bank, Ltd. (The) .....................................      2,626,000         5,068,801
     Mie Bank, Ltd. (The) ...........................................        390,000           899,791
     Mikuni Coca-Cola Bottling Co., Ltd. ............................        492,600         4,257,397
     Mikuni Corp. ...................................................        172,000           358,745

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Mimasu Semiconductor Industry Co., Ltd. ........................         53,000   $       443,890
     Minato Bank, Ltd. (The) ........................................        467,000           802,197
     Ministop Co., Ltd. .............................................         62,500         1,124,287
     Mirait Holdings Corp. ..........................................        346,640         2,651,658
     Mitani Corp. ...................................................          8,300            91,842
     Mito Securities Co., Ltd. ......................................        304,000           402,284
    *Mitsuba Corp. ..................................................        445,000         3,552,968
    *Mitsubishi Paper Mills, Ltd. ...................................      1,439,000         1,358,785
     Mitsui High-Tec, Inc. ..........................................        398,300         1,792,636
     Mitsui Home Co., Ltd. ..........................................          2,000            10,037
     Mitsui Knowledge Industry Co., Ltd. ............................          1,304           207,810
     Mitsumi Electric Co., Ltd. .....................................        575,700         4,568,558
     Mitsumura Printing Co., Ltd. ...................................         88,000           280,348
     Mitsuuroko Co., Ltd. ...........................................        795,000         4,729,107
    #Miyachi Corp. ..................................................          3,300            27,845
   #*Miyaji Engineering Group, Inc. .................................        574,000           564,536
     Miyazaki Bank, Ltd. (The) ......................................      2,962,260         6,247,688
     Miyoshi Oil & Fat Co., Ltd. ....................................      1,040,000         1,362,742
     Mizuno Corp. ...................................................        650,000         3,149,885
     Monex Group, Inc. ..............................................          6,310           964,184
     Morita Holdings Corp. ..........................................        138,000           743,279
     Morozoff, Ltd. .................................................        255,000           902,447
     Mory Industries, Inc. ..........................................        625,000         2,338,456
     Mr Max Corp. ...................................................        646,600         2,440,698
     Murakami Corp. .................................................          5,000            49,650
     Musashino Bank, Ltd. ...........................................        228,600         7,269,534
     Mutoh Holdings Co., Ltd. .......................................        174,000           286,941
     Nagano Bank, Ltd. (The) ........................................      1,582,000         3,209,236
     Nagase & Co., Ltd. .............................................        284,000         3,197,344
    #Nakabayashi Co., Ltd. ..........................................        964,000         2,250,411
     Nakano Corp. ...................................................         17,500            40,112
    *Nakayama Steel Works, Ltd. .....................................      2,846,000         2,824,605
     Nanto Bank, Ltd. (The) .........................................         30,000           159,923
     NEC Capital Solutions, Ltd. ....................................        221,000         3,169,596
     Neturen Co., Ltd. ..............................................        287,700         2,155,788
     Nice Holdings, Inc. ............................................      1,421,000         2,885,344
     Nichia Steel Works, Ltd. .......................................        884,200         2,244,659
     Nichiban Co., Ltd. .............................................        616,000         2,068,361
     Nichiha Corp. ..................................................        252,300         2,940,792
   #*Nichimo Co., Ltd. ..............................................        869,000         1,523,964
     Nichireki Co., Ltd. ............................................        604,000         2,959,590
    #Nihon Eslead Corp. .............................................        158,348         1,326,201
     Nihon Kagaku Sangyo Co., Ltd. ..................................         21,000           146,346
     Nihon Tokushu Toryo Co., Ltd. ..................................         76,800           294,355
     Nihon Yamamura Glass Co., Ltd. .................................      2,394,000         5,533,245
     Nikko Co., Ltd. ................................................        537,000         1,968,796
     Nippo Corp. ....................................................      1,787,000        15,737,751
     Nippon Beet Sugar Manufacturing Co., Ltd. ......................      3,263,000         6,721,499
     Nippon Chemical Industrial Co., Ltd. ...........................      1,950,000         3,470,491
    #Nippon Chutetsukan K.K. ........................................        576,000         1,259,381
    #Nippon Concrete Industries Co., Ltd. ...........................      1,084,000         2,591,972
     Nippon Densetsu Kogyo Co., Ltd. ................................        209,000         2,073,750
     Nippon Denwa Shisetu Co., Ltd. .................................        845,000         2,694,020
     Nippon Felt Co., Ltd. ..........................................         73,100           354,249
     Nippon Fine Chemical Co., Ltd. .................................        210,100         1,340,230
     Nippon Flour Mills Co., Ltd. ...................................      1,178,000         5,269,345
     Nippon Hume Corp. ..............................................        534,000         1,996,505
     Nippon Jogesuido Sekkei Co., Ltd. ..............................             59            77,118
    *Nippon Kinzoku Co., Ltd. .......................................        100,000           168,109
     Nippon Koei Co., Ltd. ..........................................      1,470,000         5,173,078
     Nippon Konpo Unyu Soko Co., Ltd. ...............................      1,034,200        10,648,690

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nippon Light Metal Co., Ltd. ...................................         13,000   $        18,864
     Nippon Pillar Packing Co., Ltd. ................................         79,000           504,717
     Nippon Rietec Co., Ltd. ........................................         17,000            63,603
     Nippon Road Co., Ltd. (The) ....................................      2,090,000         5,385,924
     Nippon Seiki Co., Ltd. .........................................         29,000           291,361
     Nippon Soda Co., Ltd. ..........................................      1,606,000         7,392,900
     Nippon Systemware Co., Ltd. ....................................        199,100           744,372
     Nippon Tungsten Co., Ltd. ......................................        182,000           402,293
     Nippon Yusoki Co., Ltd. ........................................         36,000            96,678
     Nishikawa Rubber Co., Ltd. .....................................          1,000             8,781
     Nishimatsu Construction Co., Ltd. ..............................      7,232,073        11,879,993
    *Nishishiba Electric Co., Ltd. ..................................        103,000           158,314
    #Nissan Shatai Co., Ltd. ........................................        721,000         6,464,016
    *Nissan Tokyo Sales Holdings Co., Ltd. ..........................          3,000             4,176
    #Nissha Printing Co., Ltd. ......................................         70,500           830,763
     Nisshin Fudosan Co., Ltd. ......................................        257,700         1,460,570
     Nisshin Oillio Group, Ltd. (The) ...............................        424,000         1,895,729
    *Nisshin Sugar Holdings Co., Ltd. ...............................        123,500         2,683,890
     Nissin Corp. ...................................................        399,000           929,663
     Nissui Pharmaceutical Co., Ltd. ................................        225,800         1,932,531
     Nittan Valve Co., Ltd. .........................................        159,900           525,955
     Nittetsu Mining Co., Ltd. ......................................      1,942,000         7,883,094
    #Nitto FC Co., Ltd. .............................................        243,100         1,407,794
     Nitto Flour Milling Co., Ltd. ..................................        370,000         1,430,713
     Nitto Kogyo Corp. ..............................................         28,200           326,109
     Nitto Seiko Co., Ltd. ..........................................         25,000            63,986
     Nohmi Bosai, Ltd. ..............................................        171,000         1,058,219
     Nomura Co., Ltd. ...............................................         46,000           135,355
    *Noritsu Koki Co., Ltd. .........................................        518,300         2,330,766
    *NS United Kaiun Kaisha, Ltd. ...................................        292,000           437,080
     Obayashi Road Corp. ............................................        793,000         1,929,367
     Ogaki Kyoritsu Bank, Ltd. (The) ................................      1,318,000         4,085,921
     Ohara, Inc. ....................................................         22,500           218,561
     Oie Sangyo Co., Ltd. ...........................................         11,600           116,513
     Oita Bank, Ltd. (The) ..........................................      3,356,000         9,524,864
     Okabe Co., Ltd. ................................................        530,400         2,586,317
     Okamura Corp. ..................................................         13,000            78,863
     Okasan Securities Group, Inc. ..................................         52,000           159,623
   #*OKK Corp. ......................................................        734,000           835,562
     Okumura Corp. ..................................................      2,814,000        11,106,574
     Okura Industrial Co., Ltd. .....................................        988,000         3,655,152
     Okuwa Co., Ltd. ................................................        186,000         2,594,988
     Olympic Corp. ..................................................        381,200         3,378,744
    *ONO Sokki Co., Ltd. ............................................          2,000             5,454
     Onoken Co., Ltd. ...............................................        296,300         2,410,465
     Osaka Organic Chemical Industry, Ltd. ..........................         50,800           238,949
     Osaka Steel Co., Ltd. ..........................................        594,600        10,006,383
     Oyo Corp. ......................................................        516,400         5,144,227
     P.S. Mitsubishi Construction Co., Ltd. .........................        117,300           339,104
     Pacific Industrial Co., Ltd. ...................................      1,167,000         5,821,279
    *Paltac Corp. ...................................................         29,500           526,021
     PanaHome Corp. .................................................         17,000           117,174
     Parco Co., Ltd. ................................................          7,100            53,219
    #Penta-Ocean Construction Co., Ltd. .............................      4,795,500        15,238,208
     PGM Holdings K.K. ..............................................             40            26,285
     Piolax, Inc. ...................................................        244,000         5,277,423
     Pressance Corp. ................................................          2,600            34,420
     Raito Kogyo Co., Ltd. ..........................................      1,264,700         5,260,545
   #*Renown, Inc. ...................................................        816,460         1,541,907
     Rheon Automatic Machinery Co., Ltd. ............................        304,000           683,825
     Rhythm Watch Co., Ltd. .........................................      2,937,000         4,000,046

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    Ricoh Leasing Co., Ltd. .........................................         86,400   $     1,889,645
    Right On Co., Ltd. ..............................................        131,000           892,295
    Riken Keiki Co., Ltd. ...........................................         36,400           255,354
    Riken Technos Corp. .............................................        925,000         2,821,522
    Riken Vitamin Co., Ltd. .........................................         23,800           676,758
   *Riso Kagaku Corp. ...............................................        204,782         3,515,675
    Roland Corp. ....................................................        145,400         1,270,228
    Roland DG Corp. .................................................            500             5,249
    Round One Corp. .................................................      1,504,000        10,980,998
    Ryoden Trading Co., Ltd. ........................................        828,000         4,781,525
    Ryosan Co., Ltd. ................................................        677,900        13,938,919
    Ryoyo Electro Corp. .............................................        778,100         7,068,268
    S Foods, Inc. ...................................................          6,000            45,064
    Sakai Chemical Industry Co., Ltd. ...............................      1,806,000         7,158,192
    Sakai Heavy Industries, Ltd. ....................................        742,000         1,324,594
    Sakata INX Corp. ................................................        202,000           888,552
    Sala Corp. ......................................................        274,000         1,641,343
    San-Ai Oil Co., Ltd. ............................................      1,321,000         5,735,197
    Sangetsu Co., Ltd. ..............................................         21,800           570,189
    San-in Godo Bank, Ltd. (The) ....................................      2,475,000        17,991,810
    Sankei Building Co., Ltd. .......................................         45,700           190,339
    Sanki Engineering Co., Ltd. .....................................      1,508,000         8,119,070
    Sankyo Seiko Co., Ltd. ..........................................        797,400         2,588,869
   *Sankyo-Tateyama Holdings, Inc. ..................................      3,068,000         3,859,443
    Sanoh Industrial Co., Ltd. ......................................        269,200         2,316,252
    Sanritsu Corp. ..................................................        104,900           686,141
    Sanshin Electronics Co., Ltd. ...................................        756,500         6,342,207
    Sanyo Engineering & Construction, Inc. ..........................        195,000           606,373
   #Sanyo Industries, Ltd. ..........................................        714,000         1,286,951
    Sanyo Shokai, Ltd. ..............................................        238,000           561,302
    Sapporo Hokuyo Holdings, Inc. ...................................        193,200           639,809
    Sato Shoji Corp. ................................................        157,600           877,060
    Satori Electric Co., Ltd. .......................................        253,760         1,546,058
    Saxa Holdings, Inc. .............................................      1,027,000         1,560,260
    Scroll Corp. ....................................................        647,500         2,165,284
    Seibu Electric Industry Co., Ltd. ...............................        313,000         1,353,367
    Seino Holdings Co., Ltd. ........................................      2,088,119        15,665,892
    Sekisui Jushi Co., Ltd. .........................................        575,000         5,423,747
    Sekisui Plastics Co., Ltd. ......................................      1,166,000         4,599,451
   #Senko Co., Ltd. .................................................      1,542,000         5,846,738
   #Senshu Electric Co., Ltd. .......................................         17,200           211,456
    Senshukai Co., Ltd. .............................................        310,000         2,061,086
    Shibusawa Warehouse Co., Ltd. ...................................         48,000           138,205
    Shibuya Kogyo Co., Ltd. .........................................        106,300         1,077,999
    Shiga Bank, Ltd. ................................................        132,000           849,952
   #Shikibo, Ltd. ...................................................      1,934,000         2,250,383
    Shikoku Bank, Ltd. ..............................................      1,347,000         4,743,753
    Shima Seiki Manufacturing Co., Ltd. .............................          2,800            52,112
    Shimachu Co., Ltd. ..............................................        626,800        13,518,898
   #Shimizu Bank, Ltd. ..............................................        196,100         7,219,451
    Shin Nippon Air Technologies Co., Ltd. ..........................        319,120         1,630,241
    Shinagawa Refractories Co., Ltd. ................................        818,000         2,250,511
    Shin-Etsu Polymer Co., Ltd. .....................................         96,100           459,897
   #Shinkawa, Ltd. ..................................................        208,700         1,113,239
    Shinko Electric Industries Co., Ltd. ............................        239,600         1,731,257
    Shinko Shoji Co., Ltd. ..........................................        475,000         3,668,191
    Shinko Wire Co., Ltd. ...........................................        490,000           709,653
    Shinmaywa Industries, Ltd. ......................................      2,777,000         9,388,601
    Shinnihon Corp. .................................................        252,100           641,171
    Shobunsha Publications, Inc. ....................................         26,200           189,142
   #Shoei Foods Corp. ...............................................        177,000         1,198,076

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Shofu, Inc. ....................................................            900   $         8,553
    *Showa Corp. ....................................................      1,284,500         7,439,746
     Sinanen Co., Ltd. ..............................................        897,000         4,078,010
     Sintokogio, Ltd. ...............................................        404,200         3,657,994
    #SKY Perfect JSAT Holdings, Inc. ................................         17,073         8,297,593
     SNT Corp. ......................................................        635,600         2,459,831
     Soda Nikka Co., Ltd. ...........................................        328,000         1,416,136
     Soft99 Corp. ...................................................         17,600           100,347
     Sohgo Security Services Co., Ltd. ..............................        102,100         1,070,260
     Somar Corp. ....................................................        191,000           473,255
     Sonton Food Industry Co., Ltd. .................................        112,000           967,260
     Space Co., Ltd. ................................................         45,160           271,832
     SPK Corp. ......................................................          2,900            46,793
     Subaru Enterprise Co., Ltd. ....................................        247,000           722,791
     Sugimoto & Co., Ltd. ...........................................        105,800           940,813
     Sumikin Bussan Corp. ...........................................        506,000         1,120,106
     Suminoe Textile Co., Ltd. ......................................      1,297,000         2,188,637
     Sumitomo Densetsu Co., Ltd. ....................................        449,500         2,649,400
    #Sumitomo Osaka Cement Co., Ltd. ................................      9,901,000        29,994,015
     Sumitomo Pipe & Tube Co., Ltd. .................................        617,300         3,933,810
     Sumitomo Warehouse Co., Ltd. ...................................        549,000         2,460,534
     Suzuden Corp. ..................................................          2,100            13,511
    *SWCC Showa Holdings Co., Ltd. ..................................      6,136,000         5,819,053
     Tachibana Eletech Co., Ltd. ....................................        260,600         2,087,024
     Tachikawa Corp. ................................................        188,400         1,060,415
     Tachi-S Co., Ltd. ..............................................        274,310         4,685,240
     Tadano, Ltd. ...................................................        346,000         2,308,948
     Taihei Dengyo Kaisha, Ltd. .....................................        428,000         2,817,567
     Taihei Kogyo Co., Ltd. .........................................        451,000         2,422,331
    #Taiheiyo Cement Corp. ..........................................      6,336,000        12,308,687
     Taiheiyo Kouhatsu, Inc. ........................................      1,881,000         1,593,352
     Taiho Kogyo Co., Ltd. ..........................................        438,800         3,789,073
     Taikisha, Ltd. .................................................          3,800            82,286
    #Taiko Bank, Ltd. (The) .........................................         96,000           269,507
     Taiyo Yuden Co., Ltd. ..........................................        114,900           890,282
     TAIYO, Ltd. ....................................................         30,000            47,061
     Takachiho Koheki Co., Ltd. .....................................            400             4,306
   #*Takagi Securities Co., Ltd. ....................................        596,000           530,209
     Takamatsu Construction Group Co., Ltd. .........................         47,000           744,672
     Takano Co., Ltd. ...............................................        299,300         1,724,678
    *Takara Printing Co., Ltd. ......................................            800             6,203
     Takara Standard Co., Ltd. ......................................      1,140,000         8,344,124
     Takasago Thermal Engineering Co., Ltd. .........................        465,800         3,707,916
     Take & Give Needs Co., Ltd. ....................................         11,705           720,978
     Takigami Steel Construction Co., Ltd. ..........................        194,000           526,003
     Takiron Co., Ltd. ..............................................      1,030,000         3,449,247
    #Tamura Corp. ...................................................      1,042,948         2,671,321
     Tatsuta Electric Wire & Cable Co., Ltd. ........................        524,000         2,357,776
     Tayca Corp. ....................................................        777,000         3,001,219
     TBK Co., Ltd. ..................................................        473,000         2,008,123
     TECHNO ASSOCIE Co., Ltd. .......................................        171,900         1,425,316
    #Techno Ryowa, Ltd. .............................................        229,770         1,200,100
     Teikoku Tsushin Kogyo Co., Ltd. ................................        431,000           747,457
     Tekken Corp. ...................................................      3,013,000         3,455,450
    *Ten Allied Co., Ltd. ...........................................        194,700           638,766
     Tenma Corp. ....................................................        573,900         4,982,581
     Teraoka Seisakusho Co., Ltd. ...................................        169,800           738,475
     Tigers Polymer Corp. ...........................................        318,800         1,263,776
     TOA Corp. ......................................................      5,695,000        10,028,963
    #Toa Oil Co., Ltd. ..............................................        384,000           496,063
     TOA ROAD Corp. .................................................        906,000         1,674,246

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    *Toabo Corp. ....................................................          6,000   $         3,945
     Toagosei Co., Ltd. .............................................        235,000         1,049,671
     Tochigi Bank, Ltd. .............................................      2,667,000         9,353,601
     Toda Corp. .....................................................      4,053,000        14,381,182
     Toei Co., Ltd. .................................................        140,000           656,775
     Toenec Corp. ...................................................      1,091,000         5,665,225
     Toho Bank, Ltd. ................................................      3,119,000         8,099,062
    #Toho Holdings Co., Ltd. ........................................        121,500         1,533,195
     Tohoku Bank, Ltd. (The) ........................................      1,501,000         2,386,388
     Tohto Suisan Co., Ltd. .........................................        807,000         1,362,790
    *Tokai Kanko Co., Ltd. ..........................................          9,000             2,278
     Tokai Lease Co., Ltd. ..........................................        505,000         1,060,522
     Tokai Tokyo Financial Holdings, Inc. ...........................        116,000           322,177
    #Toko Electric Corp. ............................................        112,000           494,774
   #*Toko, Inc. .....................................................        163,054           348,815
     Tokushu Tokai Paper Co., Ltd. ..................................      1,118,220         2,378,352
    #Tokuyama Corp. .................................................        940,000         3,387,884
    *Tokyo Dome Corp. ...............................................          1,000             2,273
     Tokyo Energy & Systems, Inc. ...................................        595,000         2,814,192
     TOKYO KEIKI, Inc. ..............................................        482,000           733,542
    #Tokyo Ohka Kogyo Co., Ltd. .....................................        365,000         7,584,683
     Tokyo Sangyo Co., Ltd. .........................................        514,500         1,597,373
     Tokyo Soir Co., Ltd. ...........................................        169,000           414,793
    #Tokyo Steel Manufacturing Co., Ltd. ............................        818,700         6,863,029
     Tokyo Tatemono Co., Ltd. .......................................      5,058,000        15,874,230
     Tokyo Tekko Co., Ltd. ..........................................        445,000         1,258,441
    #Tokyo Tomin Bank, Ltd. .........................................        393,200         4,568,675
     Tokyotokeiba Co., Ltd. .........................................         89,000           121,677
     Tokyu Recreation Co., Ltd. .....................................        296,000         1,809,672
     Toli Corp. .....................................................        945,000         1,697,269
     Tomato Bank, Ltd. ..............................................      1,131,000         1,979,240
    #Tomen Devices Corp. ............................................            400             9,002
     Tomen Electronics Corp. ........................................        232,900         2,755,242
    #Tomoe Corp. ....................................................        912,000         3,166,598
     Tomoku Co., Ltd. ...............................................      1,144,000         3,018,172
     TOMONY Holdings, Inc. ..........................................      2,708,700        10,741,266
     Tonami Holdings Co., Ltd. ......................................      1,540,000         3,094,433
     Toppan Forms Co., Ltd. .........................................        138,500         1,084,030
     Topre Corp. ....................................................        261,500         2,532,373
     Topy Industries, Ltd. ..........................................      2,498,000         6,035,501
     Torii Pharmaceutical Co., Ltd. .................................        323,100         6,041,841
    #Tosei Corp. ....................................................            696           193,350
     Tosho Printing Co., Ltd. .......................................        783,000         1,442,890
     Totenko Co., Ltd. ..............................................        245,000           349,799
     Totetsu Kogyo Co., Ltd. ........................................        536,000         4,588,930
     Tottori Bank, Ltd. .............................................      1,023,000         2,177,640
     Touei Housing Corp. ............................................            100               981
     Towa Bank, Ltd. ................................................        766,000           891,192
     Towa Corp. .....................................................         17,500            76,529
     Toyo Ink Manufacturing Co., Ltd. ...............................      1,149,000         4,552,750
     Toyo Kohan Co., Ltd. ...........................................      2,110,000         8,326,280
     Toyo Securities Co., Ltd. ......................................        499,000           738,953
     Toyo Tire & Rubber Co., Ltd. ...................................      2,296,000         5,572,296
    #Toyo Wharf & Warehouse Co., Ltd. ...............................        980,000         1,617,015
     Trusco Nakayama Corp. ..........................................        199,400         3,694,218
    *TSI Holdings Co., Ltd. .........................................      2,236,820        11,539,119
     Tsubakimoto Kogyo Co., Ltd. ....................................         33,000            88,863
   #*Tsudakoma Corp. ................................................        921,000         1,720,336
     Tsukishima Kikai Co., Ltd. .....................................        393,000         3,033,596
     Tsukuba Bank, Ltd. .............................................        716,767         2,368,532
     Tsurumi Manufacturing Co., Ltd. ................................        264,000         2,036,411

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Tsutsumi Jewelry Co., Ltd. .....................................        264,300   $     6,158,784
     Tsuzuki Denki Co., Ltd. ........................................        377,000         3,567,348
     TTK Co., Ltd. ..................................................        136,000           675,231
     TV Asahi Corp. .................................................          1,270         2,000,783
     TV Tokyo Holdings Corp. ........................................         29,700           403,312
     TYK Corp. ......................................................        690,000         1,363,121
     Uchida Yoko Co., Ltd. ..........................................      1,122,000         3,110,264
    *Ueki Corp. .....................................................         24,000            50,927
    *UKC Holdings Corp. .............................................         37,900           365,615
    *Ulvac, Inc. ....................................................          8,500           119,490
     Uniden Corp. ...................................................      1,639,000         6,377,424
     UNY Co., Ltd. ..................................................         49,160           443,459
     U-Shin, Ltd. ...................................................        552,700         4,830,203
     Utoc Corp. .....................................................          6,700            21,850
    #Vital KSK Holdings, Inc. .......................................        336,300         2,785,965
   #*Wakachiku Construction Co., Ltd. ...............................        474,000           718,459
     Warabeya Nichiyo Co., Ltd. .....................................        135,100         1,740,873
     Watabe Wedding Corp. ...........................................          8,500            67,219
     Wood One Co., Ltd. .............................................        524,000         1,931,247
     Y. A. C. Co., Ltd. .............................................          8,700            74,083
     Yachiyo Bank, Ltd. (The) .......................................         58,775         1,440,659
     Yaizu Suisankagaku Industry Co., Ltd. ..........................          1,800            16,652
     Yamabiko Corp. .................................................        155,974         1,768,317
     Yamagata Bank, Ltd. ............................................      1,704,000         8,152,336
   #*Yamaichi Electronics Co., Ltd. .................................        236,900           575,202
     Yamanashi Chuo Bank, Ltd. ......................................      2,375,000         9,543,373
     Yamato Corp. ...................................................        336,000         1,353,721
     Yamaura Corp. ..................................................        155,500           415,881
     Yamazawa Co., Ltd. .............................................          2,100            35,513
     Yasuda Warehouse Co., Ltd. (The) ...............................        159,400           946,033
     Yellow Hat, Ltd. ...............................................        437,600         5,632,431
     Yodogawa Steel Works, Ltd. .....................................      3,691,000        14,664,879
     Yokogawa Bridge Holdings Corp. .................................        318,000         1,833,201
     Yokohama Reito Co., Ltd. .......................................      1,144,500         8,543,195
     Yondenko Corp. .................................................        443,650         1,782,942
     Yonekyu Corp. ..................................................        197,200         1,722,952
     Yonex Co., Ltd. ................................................        149,000           942,534
     Yuasa Funashoku Co., Ltd. ......................................        532,000         1,219,065
     Yurtec Corp. ...................................................      1,093,000         5,422,747
     Zuken, Inc. ....................................................         37,800           278,861
                                                                                       ---------------
TOTAL JAPAN .........................................................                    1,802,258,183
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *Rekapacific Berhad .............................................        130,000                --
                                                                                       ---------------
NETHERLANDS -- (1.5%)
   #*AMG Advanced Metallurgical Group NV ............................        108,488         1,340,680
     Batenburg Beheer NV ............................................          6,890           181,140
    #BE Semiconductor Industries NV .................................        729,581         4,936,142
    *Crown Van Gelder NV ............................................         50,652           283,010
     CSM NV .........................................................        132,245         1,938,122
     Delta Lloyd NV .................................................        147,858         2,596,311
     Heijmans NV ....................................................        319,879         4,905,854
     Hunter Douglas NV ..............................................          1,496            68,565
     ICT Automatisering NV ..........................................          3,364            18,901
   #*Kardan NV ......................................................         48,021           152,163
     KAS Bank NV ....................................................        221,805         2,728,865
    #Kendrion NV ....................................................         10,463           266,983
     Koninklijke Bam Groep NV .......................................      4,778,146        19,847,601
     Koninklijke Ten Cate NV ........................................        351,260        12,058,468
   #*Koninklijke Wessanen NV ........................................        429,678         2,144,876

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NETHERLANDS -- (Continued)
    *LBi International NV ...........................................         16,089   $        34,755
     Macintosh Retail Group NV ......................................            922            14,734
     Mediq NV .......................................................          2,682            42,564
     Nutreco NV .....................................................        391,496        26,010,687
   #*Ordina NV ......................................................        936,036         1,683,639
     PostNL NV ......................................................        152,539           772,365
    *Punch Graphix NV ...............................................         67,100           260,275
   #*Qurius NV ......................................................        139,752            31,246
     Royal Reesink NV ...............................................          1,635           174,178
    *SNS Reaal Groep NV .............................................      3,546,913         9,886,874
     Telegraaf Media Groep NV .......................................         78,837         1,083,477
     TKH Group NV ...................................................         80,641         1,988,264
   #*TomTom NV ......................................................      1,768,647         8,823,521
     USG People NV ..................................................      1,386,176        12,277,478
    *Van Lanschot NV ................................................             57             1,950
    *Wavin NV .......................................................        560,045         4,146,594
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                      120,700,282
                                                                                       ---------------
NEW ZEALAND -- (0.4%)
     Air New Zealand, Ltd. ..........................................      8,371,755         7,075,247
     Auckland International Airport, Ltd. ...........................      1,021,473         1,928,657
     CDL Investments (New Zealand), Ltd. ............................        866,651           215,627
     Colonial Motor Co., Ltd. .......................................        243,551           521,315
    *Fisher & Paykel Appliances Holdings, Ltd. ......................     12,648,912         4,615,200
    *Heartland New Zealand, Ltd. ....................................        560,881           234,718
     Millennium & Copthorne Hotels (New Zealand), Ltd. ..............      3,112,559           965,600
     New Zealand Oil & Gas, Ltd. ....................................      1,510,637           848,025
     Northland Port Corp. (New Zealand), Ltd. .......................         24,300            27,198
    #Nuplex Industries, Ltd. ........................................      1,909,845         4,007,762
    *Pan Pacific Petroleum NL .......................................        453,105            52,962
     Port of Tauranga, Ltd. .........................................         17,979           140,718
     Pyne Gould Corp., Ltd. .........................................        268,945            69,393
    *Pyne Gould Guinness, Ltd. ......................................      1,734,666           572,417
    *Rakon, Ltd. ....................................................        971,734           539,423
    *Richina Pacific, Ltd. ..........................................        832,183           242,289
    *Rubicon, Ltd. ..................................................      2,825,476           897,408
     Sanford, Ltd. ..................................................      1,099,644         4,224,893
     Steel & Tube Holdings, Ltd. ....................................          3,138             5,929
    *Tenon, Ltd. ....................................................        346,687           176,934
     Tourism Holdings, Ltd. .........................................        870,292           427,710
     Tower, Ltd. ....................................................      3,406,352         3,746,154
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                       31,535,579
                                                                                       ---------------
NORWAY -- (1.1%)
     Aker ASA Series A ..............................................        148,643         4,219,607
     Aktiv Kapital ASA ..............................................        173,021           958,894
     Austevoll Seafood ASA ..........................................        130,843           515,472
     Bonheur ASA ....................................................        218,300         4,852,007
     BW Offshore, Ltd. ASA ..........................................      1,713,118         3,197,566
     BWG Homes ASA ..................................................         65,288           149,681
    *Cermaq ASA .....................................................        308,485         3,421,692
   #*Det Norske Oljeselskap ASA .....................................        145,720         2,164,521
    *Dockwise, Ltd. .................................................        165,120         2,689,792
   #*DOF ASA ........................................................        411,170         1,944,821
    *EDB ErgoGroup ASA ..............................................        108,379           204,338
    *Eltek ASA ......................................................      1,786,644         1,022,338
     Farstad Shipping ASA ...........................................        210,347         5,753,863
   #*Fornebu Utvikling ASA ..........................................         41,679            12,831
   #*Frontline, Ltd. ASA ............................................        423,359         2,154,328
     Ganger Rolf ASA ................................................        402,700         7,858,089
     Golden Ocean Group, Ltd. .......................................        611,478           471,238

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NORWAY -- (Continued)
    *Grieg Seafood ASA ..............................................         41,940   $        29,025
    *Havila Shipping ASA ............................................         28,300           207,964
    *Kongsberg Automotive Holding ASA ...............................      1,100,565           396,744
     Kongsberg Gruppen ASA ..........................................          8,971           192,294
    *Kverneland ASA .................................................        276,727           257,564
   #*Norske Skogindustrier ASA Series A .............................      3,397,443         1,912,289
   #*Norwegian Energy Co. ...........................................      1,208,283         1,295,816
    *Odfjell ASA Series A ...........................................        244,102         1,558,323
    *Scana Industrier ASA ...........................................         22,583             8,658
    *Seabird Exploration P.L.C. .....................................        463,957            27,182
   #*Sevan Marine ASA ...............................................     14,946,146           747,462
    *Siem Offshore, Inc. ASA ........................................        403,338           663,753
     Solstad Offshore ASA ...........................................        359,156         5,345,401
    *Songa Offshore SE ..............................................      3,211,043        12,850,339
     SpareBanken 1 SMN ..............................................      1,315,696        10,452,723
     Stolt-Nielsen, Ltd. ............................................          6,354           125,657
   #*TTS Marine ASA .................................................         66,874           111,947
     Wilh Wilhelmsen Holding ASA ....................................        254,065         6,146,693
                                                                                       ---------------
TOTAL NORWAY ........................................................                       83,920,912
                                                                                       ---------------
PORTUGAL -- (0.3%)
    *Banco BPI SA ...................................................         40,708            27,797
   #*Banco Comercial Portugues SA ...................................     39,344,495         8,324,156
    *Banif SGPS SA ..................................................      1,756,028           768,751
     Corticeira Amorim SGPS SA ......................................      2,107,868         3,460,999
    *Investimentos Participacoes e Gestao SA ........................      1,856,827           411,087
    *Martifer SGPS SA ...............................................         75,809           116,763
     Mota-Engil SGPS SA .............................................          9,331            13,285
    *Papelaria Fernandes-Industria e Comercia SA ....................          2,000                --
    *ParaRede SGPS SA ...............................................        576,327           120,023
     Sociedade de Investimento e Gestao SGPS SA .....................        171,847         1,293,710
   #*Sonae Capital SGPS SA ..........................................        189,625            62,502
   #*Sonae Industria SGPS SA ........................................      1,441,283         1,522,538
     Sonaecom SGPS SA ...............................................      1,512,075         2,700,441
    *Sumol & Compal SA ..............................................         55,997            96,299
     Teixeira Duarte SA .............................................          4,876             1,341
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                       18,919,692
                                                                                       ---------------
SINGAPORE -- (1.2%)
    #ASL Marine Holdings, Ltd. ......................................        736,800           312,320
     Beyonics Technology, Ltd. ......................................      1,884,000           372,733
     Bonvests Holdings, Ltd. ........................................      1,338,280         1,005,174
    #Broadway Industrial Group, Ltd. ................................      1,908,000           513,058
     Brothers Holdings, Ltd. ........................................        272,078            39,029
    *Bund Center Investment, Ltd. ...................................         52,004             6,768
    *China Auto Corp., Ltd. .........................................        417,000             7,795
    *China Energy, Ltd. .............................................        619,000            26,696
     China Merchants Holdings Pacific, Ltd. .........................        997,000           458,229
     China Sunsine Chemical Holdings, Ltd. ..........................        185,000            35,215
     Chip Eng Seng Corp., Ltd. ......................................      5,314,198         1,572,802
     Chuan Hup Holdings, Ltd. .......................................      7,757,000         1,348,574
    #Creative Technology, Ltd. ......................................        911,550         1,983,556
    *Delong Holdings, Ltd. ..........................................        602,000           156,826
     EnGro Corp, Ltd. ...............................................        115,500            74,145
    *euNetworks Group, Ltd. .........................................      1,240,000            14,633
    *Excel Machine Tools, Ltd. ......................................        473,000                --
    #Ezra Holdings, Ltd. ............................................      1,408,000         1,082,713
    *Federal International 2000, Ltd. ...............................        614,062            18,344
     GK Goh Holdings, Ltd. ..........................................      2,295,000         1,327,325
     GP Batteries International, Ltd. ...............................        259,000           209,374
     GP Industries, Ltd. ............................................      2,278,808           780,012

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Guthrie GTS, Ltd. ..............................................      1,504,000   $       569,910
     Ho Bee Investment, Ltd. ........................................      5,089,000         5,165,291
   #*Hong Fok Corp., Ltd. ...........................................      3,819,000         1,295,148
     Hong Leong Asia, Ltd. ..........................................         34,000            52,788
    #Hotel Grand Central, Ltd. ......................................      2,335,174         1,328,930
     Hotel Properties, Ltd. .........................................      2,029,500         3,243,531
     Hour Glass, Ltd. ...............................................        759,320           673,312
    *Huan Hsin Holdings, Ltd. .......................................      1,504,000           370,087
     HupSteel, Ltd. .................................................         29,000             4,555
     Hwa Hong Corp., Ltd. ...........................................      1,380,000           491,244
     InnoTek, Ltd. ..................................................      3,804,000         1,124,197
     Isetan (Singapore), Ltd. .......................................        171,000           443,612
    *Jaya Holdings, Ltd. ............................................      2,013,000           764,164
    *JES International Holdings, Ltd. ...............................      3,635,000           514,394
    *Jurong Technologies Industrial Corp., Ltd. .....................      3,391,000                --
     K1 Ventures, Ltd. ..............................................     14,253,000         1,170,766
     Kian Ann Engineering, Ltd. .....................................        111,500            19,327
    *Lafe Corp., Ltd. ...............................................        628,200            28,924
     LC Development, Ltd. ...........................................      4,981,960           591,022
     Lee Kim Tah Holdings, Ltd. .....................................      2,313,000         1,048,721
     Leeden, Ltd. ...................................................        339,000           132,924
    *Lion Asiapac, Ltd. .............................................      1,023,000           145,779
     Lum Chang Holdings, Ltd. .......................................      1,291,000           306,601
     Memtech International, Ltd. ....................................      2,738,000           215,805
    #Mercator Lines Singapore, Ltd. .................................        777,000            85,932
    #Metro Holdings, Ltd. ...........................................     10,849,960         5,684,512
    #Midas Holdings, Ltd. ...........................................        751,000           243,613
     NSL, Ltd. ......................................................        717,000           717,154
    *Oceanus Group, Ltd. ............................................      1,213,000           105,996
    *OM Holdings, Ltd. ..............................................         57,593            36,649
     Orchard Parade Holdings, Ltd. ..................................      4,627,482         5,256,575
    #Otto Marine, Ltd. ..............................................      2,106,000           222,447
     Pan Pacific Hotels Group, Ltd. .................................        805,000         1,199,046
     Pan-United Corp., Ltd. .........................................         20,000             6,944
    *Penguin International, Ltd. ....................................        863,250            53,669
     Popular Holdings, Ltd. .........................................      7,987,250         1,008,568
     PSC Corp., Ltd. ................................................      6,729,043         1,009,588
    #QAF, Ltd. ......................................................      3,707,808         1,761,635
    #Raffles Education Corp., Ltd. ..................................        899,000           314,664
    *S i2i, Ltd. ....................................................      2,647,000           121,865
    #San Teh, Ltd. ..................................................      1,017,800           474,687
    *Sapphire Corp., Ltd. ...........................................        657,000            83,763
    *Sinarmas Land, Ltd. ............................................        109,000            17,857
     Sing Investments & Finance, Ltd. ...............................         84,000            96,799
     Singapore Land, Ltd. ...........................................      1,275,806         5,944,910
     Singapore Reinsurance Corp., Ltd. ..............................      3,080,110           645,061
     Singapore Shipping Corp., Ltd. .................................      2,095,000           307,341
     Singapura Finance, Ltd. ........................................        105,000           128,031
     Sinostar PEC Holdings, Ltd. ....................................         50,000             4,720
   #*Sinotel Technologies, Ltd. .....................................      3,117,250           327,219
     SMB United, Ltd. ...............................................        122,000            28,905
     Stamford Land Corp., Ltd. ......................................      4,309,000         1,975,231
     Sunningdale Tech, Ltd. .........................................      6,472,000           500,054
    *Swiber Holdings, Ltd. ..........................................      4,634,000         2,186,081
     Tat Hong Holdings, Ltd. ........................................        795,000           421,704
     Thakral Corp., Ltd. ............................................      1,130,000            23,046
     Tiong Woon Corp. Holding, Ltd. .................................      1,362,000           246,178
    #Tuan Sing Holdings, Ltd. .......................................     16,768,101         3,892,187
    #UMS Holdings, Ltd. .............................................      1,233,000           329,755
     United Engineers, Ltd. .........................................      3,511,666         5,226,229
     United Industrial Corp., Ltd. ..................................      4,625,946         9,917,423

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     WBL Corp., Ltd. ................................................        177,500   $       443,152
     Wheelock Properties, Ltd. ......................................      2,365,000         3,010,579
     Wing Tai Holdings, Ltd. ........................................      9,414,800         9,550,411
     YHI International, Ltd. ........................................         31,000             7,523
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                       94,664,056
                                                                                       ---------------
SPAIN -- (1.8%)
    #Abengoa SA .....................................................         45,249         1,051,201
    *Adolfo Dominguez SA ............................................         17,934           145,727
   #*Banco de Valencia SA ...........................................        254,846           311,052
    #Banco Pastor SA ................................................        429,282         2,016,542
    #Bankinter SA ...................................................      5,008,248        30,575,631
    *Baron de Ley SA ................................................         23,352         1,406,633
    #Caja de Ahorros del Mediterraneo SA ............................        298,813           577,952
    #Campofrio Food Group SA ........................................         81,982           696,666
   #*Cementos Portland Valderrivas SA ...............................        151,027         2,091,061
    *Corporacion Dermoestetica SA ...................................         44,881            50,613
   #*Deoleo SA ......................................................      2,173,073         1,092,966
     Dinamia Capital Privado Sociedad de Capital Riesgo SA ..........         43,729           252,662
    *Dinamia Capital Privado Sociedad de Capital Riesgo SA Issue-11
        Shares ......................................................            966             5,560
    *Dogi International Fabrics SA ..................................        191,727           169,787
     Ebro Foods SA ..................................................        693,520        14,053,828
    *Ercros SA ......................................................      1,255,536         1,529,152
    *Espanola del Zinc SA ...........................................         53,703            78,024
    *Fersa Energias Renovables SA ...................................        176,188           196,802
     Fluidra SA .....................................................         46,143           153,697
    #Fomento de Construcciones y Contratas SA .......................        156,680         4,056,183
    *Funespana SA ...................................................         58,448           618,577
    #Gamesa Corp Tecnologica SA .....................................      4,639,156        22,403,742
     Grupo Catalana Occidente SA ....................................         98,814         1,821,056
    #Grupo Empresarial Ence SA ......................................      3,518,396        10,429,105
   #*Grupo Ezentis SA ...............................................      1,180,855           240,404
    *Grupo Tavex SA .................................................        387,017           204,658
     Iberpapel Gestion SA ...........................................        106,582         1,981,405
     Lingotes Especiales SA .........................................          1,842             7,744
    #Melia Hotels International SA ..................................        818,648         6,001,738
    #Miquel y Costas & Miquel SA ....................................         21,639           489,626
    *Miquel y Costas & Miquel SA Issue-11 Shares ....................          7,213           164,680
    *Natra SA .......................................................         14,540            20,365
   #*NH Hoteles SA ..................................................      2,970,944        14,538,373
    *Nicolas Correa SA ..............................................        109,401           196,861
     Papeles y Cartones de Europa SA ................................        462,881         1,843,410
    #Pescanova SA ...................................................        183,292         6,313,518
   #*Promotora de Informaciones SA Series A .........................      4,431,391         4,574,877
    *Quabit Inmobiliaria SA .........................................        144,501            22,122
    *Realia Business SA .............................................        565,969           866,443
    #Sacyr Vallehermoso SA ..........................................        833,335         5,819,407
    *Service Point Solutions SA .....................................        852,432           320,174
   #*Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA .        613,307         1,079,373
    #Solaria Energia y Medio Ambiente SA ............................        867,439         1,785,306
     Telecomunicaciones y Energia SA ................................         27,445            55,834
    *Tubacex SA .....................................................          8,985            23,652
     Unipapel SA ....................................................        136,817         2,408,017
     Vidrala SA .....................................................            748            21,005
    *Vocento SA .....................................................         14,029            37,411
    *Vueling Airlines SA ............................................         21,669           152,930
                                                                                       ---------------
TOTAL SPAIN .........................................................                      144,953,552
                                                                                       ---------------
SWEDEN -- (2.7%)
    #Acando AB ......................................................        871,366         1,927,347
     AddNode AB .....................................................         12,650            57,055

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     AF AB Series B .................................................         47,372   $       798,036
   #*Alliance Oil Co., Ltd. GDR .....................................        186,938         2,416,808
    *Anoto Group AB .................................................        295,528           127,145
    *Arise Windpower AB .............................................          2,144            12,779
    #B&B Tools AB Series B ..........................................         42,495           388,252
     Beijer Alma AB .................................................         58,919         1,105,029
     Bilia AB Series A ..............................................        313,521         4,563,492
     Billerud AB ....................................................      2,337,226        18,151,125
     Biotage AB .....................................................        886,729           713,036
     Boliden AB .....................................................      1,081,892        15,380,619
     Bong Ljungdahl AB ..............................................         64,100           242,718
    *Bure Equity AB .................................................        713,691         2,105,198
     Cantena AB .....................................................        109,825         1,119,613
    *Catella AB (4770741) ...........................................        398,282           510,978
    *Catella AB (4770752) ...........................................         10,751            16,127
     Cloetta AB .....................................................         35,712           168,883
    *Concentric AB ..................................................        789,208         4,843,661
     Concordia Maritime AB Series B .................................        364,076           767,845
    *Consilium AB Series B ..........................................          2,659             6,521
    #CyberCom Group AB ..............................................        105,972           192,276
    *Duni AB ........................................................         26,167           222,215
     East Capital Explorer AB .......................................         91,353           735,842
     Elos AB ........................................................         29,400           242,383
    *Enea AB ........................................................          6,317            24,093
   #*Eniro AB .......................................................      1,072,039         1,656,404
     G & L Beijer AB Series B .......................................         96,105         3,216,993
    *Geveko AB ......................................................         15,052            11,835
    *Global Health Partner AB .......................................          5,149             8,141
    *Gotenehus Group AB .............................................         10,128            11,548
     Gunnebo AB .....................................................         21,567            86,989
     Hakon Invest AB ................................................          1,629            22,774
     Haldex AB ......................................................      1,000,281         4,270,052
    #Hexpol AB ......................................................          4,276           110,025
    #Holmen AB Series B .............................................      1,134,730        32,106,688
     Industrial & Financial Systems AB Series B .....................         91,311         1,289,029
     Intellecta AB Series B .........................................          8,664            48,219
     KNOW IT AB .....................................................         18,437           135,661
     Lagercrantz Group AB Series B ..................................        228,821         1,690,418
    *Lindab International AB ........................................          5,800            35,807
    *Meda AB Series A ...............................................      1,038,609        10,569,699
    *Micronic Mydata AB .............................................      1,388,602         2,471,562
    *MQ Holding AB ..................................................         13,666            44,427
     NCC AB Series B ................................................        844,027        15,469,010
    #New Wave Group AB Series B .....................................        654,807         2,978,412
    *Nobia AB .......................................................         40,109           173,478
     Nolato AB Series B .............................................        159,842         1,328,451
    *Observer AB ....................................................          4,533            30,046
     OEM International AB Series B ..................................         27,326           225,707
    #Orc Group AB ...................................................        120,584         1,099,656
    *PA Resources AB ................................................      8,442,369         2,243,415
    *Partnertech AB .................................................         36,879           132,134
     Peab AB Series B ...............................................         57,573           313,328
    #Pricer AB Series B .............................................        252,457           460,141
     ProAct IT Group AB .............................................        105,424         2,303,905
   #*Rederi AB Transatlantic ........................................        482,452         1,106,384
   #*RNB Retail & Brands AB .........................................      1,164,420           518,065
    #Rottneros AB ...................................................      1,024,940           360,218
     Saab AB Series B ...............................................        392,081         7,551,893
   #*SAS AB .........................................................      1,426,332         2,361,087
    *Semcon AB ......................................................         13,958            57,808
     SSAB AB Series A ...............................................        159,500         1,541,892

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     SSAB AB Series B ...............................................         91,538   $       775,588
    *Studsvik AB ....................................................         40,285           214,977
    *Swedish Orphan Biovitrum AB ....................................        484,709         1,185,379
     Trelleborg AB Series B .........................................      6,786,568        57,449,216
                                                                                       ---------------
TOTAL SWEDEN ........................................................                      214,505,537
                                                                                       ---------------
SWITZERLAND -- (4.4%)
    #Acino Holding AG ...............................................         35,066         3,602,786
     AFG Arbonia-Forster Holding AG .................................        167,369         3,843,232
    #Allreal Holding AG .............................................        122,350        19,685,801
     ALSO-Actebis Holding AG ........................................          9,450           500,668
     Austriamicrosystems AG .........................................         14,477           685,665
     Baloise Holding AG .............................................        233,596        19,027,745
     Bank Coop AG ...................................................         13,000           942,987
     Banque Cantonale de Geneve SA ..................................         12,645         2,797,807
     Banque Cantonale du Jura SA ....................................          8,000           582,793
     Banque Cantonale Vaudoise AG ...................................          6,718         3,477,845
     Bell AG ........................................................             20            41,002
     Bellevue Group AG ..............................................         14,940           248,547
    *Bobst Group AG .................................................        179,117         3,580,976
     Bossard Holding AG .............................................         12,430         1,498,537
     Bucher Industries AG ...........................................         34,523         5,959,864
     Calida Holding AG ..............................................          3,701           111,812
     Carlo Gavazzi Holding AG .......................................          7,890         1,839,009
     Cham Paper Holding AG ..........................................         12,545         2,172,400
     Charles Voegele Holding AG .....................................        150,465         4,632,510
    *Cicor Technologies .............................................          4,713           201,588
    *Clariant AG ....................................................      3,074,973        33,299,125
     Coltene Holding AG .............................................         65,830         2,677,068
     Conzzeta AG ....................................................          3,818         7,969,421
     Daetwyler Holding AG ...........................................        158,827        10,448,085
    #EFG International AG ...........................................        615,263         5,136,675
     Emmi AG ........................................................         39,099         7,830,046
     Energiedienst Holding AG .......................................             89             5,263
    *Escor Casino & Entertainment AG ................................          1,261            24,788
     Flughafen Zuerich AG ...........................................         50,110        19,216,793
     Forbo Holding AG ...............................................         26,924        12,723,645
     GAM Holding AG .................................................      1,529,146        18,281,526
     George Fisher AG ...............................................         46,709        19,354,454
     Gurit Holding AG ...............................................          9,454         4,660,625
     Helvetia Holding AG ............................................        109,790        40,115,063
     Implenia AG ....................................................        266,195         6,278,003
     Intershop Holding AG ...........................................         11,744         4,291,074
     Jungfraubahn Holding AG ........................................            394            24,309
    *Kardex AG ......................................................         66,716           999,894
     Komax Holding AG ...............................................          4,515           347,686
     Kudelski SA ....................................................          9,058            93,774
    #LEM Holding SA .................................................            824           357,228
    #Liechtensteinische Landesbank AG ...............................          1,742            96,520
    *Micronas Semiconductor Holding AG ..............................        308,663         2,529,630
    *Mikron Holding AG ..............................................         40,079           278,022
     Mobimo Holding AG ..............................................         24,542         6,157,103
    *Norinvest Holding SA ...........................................         29,250           122,451
    *OC Oerlikon Corp. AG ...........................................        337,294         2,019,834
    #Orascom Development Holding AG .................................         12,368           273,579
   #*Petroplus Holdings AG ..........................................      1,331,527         7,942,434
    *Precious Woods Holding AG ......................................            249             3,296
     PubliGroupe SA .................................................          4,190           644,326
     Romande Energie Holding SA .....................................          3,921         5,802,893
    *Schmolz & Bickenbach AG ........................................        599,030         4,869,178
     Schweiter Technologies AG ......................................            432           241,740

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
    Schweizerische National-Versicherungs-Gesellschaft AG ...........        382,940   $    13,413,262
   *Siegfried Holding AG ............................................         27,262         2,779,009
    St. Galler Kantonalbank AG ......................................          6,370         2,767,577
    Swiss Life Holding AG ...........................................        107,939        13,256,782
    Swisslog Holding AG .............................................        621,591           507,137
   *Swissmetal Holding AG ...........................................         89,634           102,112
    Tamedia AG ......................................................            569            69,342
   *Tornos Holding AG ...............................................         41,562           405,183
    Uster Technologies AG ...........................................          6,085           242,526
    Valartis Group AG ...............................................          4,409            77,661
   #Valiant Holding AG ..............................................          4,052           560,954
    Valora Holding AG ...............................................         34,635         7,193,220
    Vaudoise Assurances Holding SA ..................................         21,359         6,286,944
    Verwaltungs und Privat-Bank AG ..................................         20,183         2,028,968
    Vetropack Holding AG ............................................            198           370,890
    Vontobel Holdings AG ............................................         13,762           410,621
    WMH Walter Meier Holding AG .....................................             11             2,672
   #Ypsomed Holdings AG .............................................            916            58,040
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                      351,082,025
                                                                                       ---------------
UNITED KINGDOM -- (17.1%)
    Acal P.L.C. .....................................................        327,161         1,296,374
    African Barrick Gold, Ltd. ......................................         69,397           601,052
    Aga Rangemaster Group P.L.C. ....................................      1,951,519         2,389,787
    Alumasc Group P.L.C. ............................................        597,030         1,366,478
   *Amberley Group P.L.C. ...........................................         71,000               734
    Amlin P.L.C. ....................................................     10,497,744        48,419,217
    Anglo Pacific Group P.L.C. ......................................      1,280,994         5,535,303
    Anglo-Eastern Plantations P.L.C. ................................        237,378         2,443,625
    Arena Leisure P.L.C. ............................................        645,000           393,907
    Ashtead Group P.L.C. ............................................     12,335,561        30,695,832
    Assura Group, Ltd. ..............................................         42,159            26,422
   *Autologic Holdings P.L.C. .......................................        445,523           128,263
    Avesco Group P.L.C. .............................................         84,124           173,919
   *Barratt Developments P.L.C. .....................................     18,155,287        25,867,847
    BBA Aviation P.L.C. .............................................      1,653,452         4,707,308
    Beazley P.L.C. ..................................................     12,306,390        24,825,067
    Bellway P.L.C. ..................................................      3,448,205        39,236,872
    Berendsen P.L.C. ................................................      1,187,907         8,850,380
   *Berkeley Group Holdings P.L.C. (The) ............................        970,451        19,460,231
    Bloomsbury Publishing P.L.C. ....................................         63,569           100,376
    Bodycote P.L.C. .................................................      5,302,073        23,988,445
    Bovis Homes Group P.L.C. ........................................      3,834,315        28,935,636
    British Polythene Industries P.L.C. .............................        375,113         1,932,984
   *BTG P.L.C. ......................................................        261,734         1,160,320
    Bwin.Party Digital Entertainment P.L.C. .........................        444,019           778,378
   *Cable & Wireless Worldwide P.L.C. ...............................      6,787,509         3,037,186
   *Cadogan Petroleum P.L.C. ........................................         73,438            49,221
    Camellia P.L.C. .................................................          2,629           374,928
   *Capital & Regional P.L.C. .......................................      5,344,220         2,914,757
    Carclo P.L.C. ...................................................        632,340         2,954,943
    Carillion P.L.C. ................................................      1,543,478         8,572,889
    Carr's Milling Industries P.L.C. ................................         81,009           975,438
    Castings P.L.C. .................................................        485,190         2,210,115
    Catlin Group, Ltd. ..............................................      8,969,846        57,058,371
    Centaur Media P.L.C. ............................................        100,392            62,076
    Chesnara P.L.C. .................................................         64,461           200,260
    Chime Communications P.L.C. .....................................         48,409           157,247
    City of London Group P.L.C. .....................................         36,250            39,633
   *Clinton Cards P.L.C. ............................................        279,000            51,588
    Close Brothers Group P.L.C. .....................................      1,989,218        22,606,785

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Collins Stewart Hawkpoint P.L.C. ...............................      2,400,439   $     2,346,378
    *Colt Group SA ..................................................      5,308,127         8,608,233
     Communisis P.L.C. ..............................................      2,518,911         1,026,505
     Computacenter P.L.C. ...........................................      2,113,053        12,919,458
     Cookson Group P.L.C. ...........................................      5,510,187        42,354,187
    *Cosalt P.L.C. ..................................................        972,510            13,879
     Cranswick P.L.C. ...............................................          1,443            16,030
     Creston P.L.C. .................................................        158,550           223,458
     CSR P.L.C. .....................................................      2,674,878         7,757,852
     Daejan Holdings P.L.C. .........................................         80,540         3,552,719
     Dairy Crest Group P.L.C. .......................................        731,232         4,054,914
     Dart Group P.L.C. ..............................................        241,632           267,096
     Debenhams P.L.C. ...............................................      2,549,151         2,657,102
     Development Securities P.L.C. ..................................      2,429,324         7,575,084
     Dialight P.L.C. ................................................        189,264         2,278,243
   #*Dixons Retail P.L.C. ...........................................     60,006,308        11,392,872
     Drax Group P.L.C. ..............................................        447,147         3,892,437
     DS Smith P.L.C. ................................................     12,267,878        41,912,701
    *easyJet P.L.C. .................................................      4,052,995        23,227,517
     Elementis P.L.C. ...............................................     10,519,973        24,285,483
    *Enterprise Inns P.L.C. .........................................      9,312,895         4,143,865
     Evolution Group P.L.C. .........................................        763,794         1,059,269
    *Exillon Energy P.L.C. ..........................................         58,250           280,227
     F&C Asset Management P.L.C. ....................................     10,018,782        11,783,361
     Fiberweb P.L.C. ................................................        468,619           307,709
     French Connection Group P.L.C. .................................        551,927           695,679
     Fuller Smith & Turner P.L.C. ...................................        373,727         4,190,886
     Future P.L.C. ..................................................      1,768,908           294,270
     Galliford Try P.L.C. ...........................................        470,570         3,515,845
     Game Group P.L.C. ..............................................      2,544,280           788,987
    *Gem Diamonds, Ltd. .............................................      1,717,274         6,109,190
     Greene King P.L.C. .............................................      4,908,532        35,393,600
    *Hampson Industries P.L.C. ......................................        606,400            78,381
    *Hardy Oil & Gas P.L.C. .........................................         42,374           104,247
     Hardy Underwriting Group P.L.C. ................................        902,705         3,190,241
    *Harvard International P.L.C. ...................................        482,775           285,977
     Harvey Nash Group P.L.C. .......................................        652,302           647,953
    *Hawtin P.L.C. ..................................................        150,000             1,990
     Haynes Publishing Group P.L.C. .................................         25,591            92,630
     Helical Bar P.L.C. .............................................      2,382,557         7,624,597
     Henry Boot P.L.C. ..............................................      1,133,118         2,122,609
    *Heritage Oil P.L.C. ............................................        527,465         1,846,147
     Hiscox, Ltd. ...................................................     10,648,017        65,075,913
    #HMV Group P.L.C. ...............................................      1,396,233           101,543
     Home Retail Group P.L.C. .......................................      9,511,475        15,347,897
     HR Owen P.L.C. .................................................         70,000            70,877
     Hunting P.L.C. .................................................        237,672         2,531,832
     Huntsworth P.L.C. ..............................................      2,289,049         2,294,743
     Inchcape P.L.C. ................................................      6,722,252        35,842,255
    *Innovation Group P.L.C. ........................................        921,773           291,380
     Intermediate Capital Group P.L.C. ..............................      2,324,248         9,100,929
    *International Consolidated Airlines Group SA ...................         11,568            31,853
    *International Ferro Metals, Ltd. ...............................      1,503,989           508,649
     Interserve P.L.C. ..............................................        423,138         2,242,497
    *Inveresk P.L.C. ................................................        756,409            20,068
    *IP Group P.L.C. ................................................        403,977           456,197
   #*JJB Sports P.L.C. ..............................................        937,884           173,869
     JKX Oil & Gas P.L.C. ...........................................        198,415           501,554
     John Wood Group P.L.C. .........................................        547,598         5,421,656
   #*Johnston Press P.L.C. ..........................................      9,402,337           740,297
     Keller Group P.L.C. ............................................        211,965         1,249,331

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
    Laird P.L.C. ....................................................      2,069,934   $     4,952,164
    Lancashire Holdings, Ltd. .......................................        934,118        10,724,369
    Lavendon Group P.L.C. ...........................................      1,831,653         2,688,721
    Logica P.L.C. ...................................................     22,349,788        33,536,882
   *Lonmin P.L.C. ...................................................         23,980           417,041
    Lookers P.L.C. ..................................................         68,343            59,334
    Low & Bonar P.L.C. ..............................................      3,308,587         2,382,059
   *Luminar Group Holdings P.L.C. ...................................      1,293,039            15,593
    Management Consulting Group P.L.C. ..............................      2,878,911         1,537,734
    Marshalls P.L.C. ................................................      1,433,183         1,981,357
    Marston's P.L.C. ................................................     10,087,150        15,684,196
    Mecom Group P.L.C. ..............................................        184,368           458,124
    Meggitt P.L.C. ..................................................     12,257,000        75,645,229
    Melrose P.L.C. ..................................................        611,317         3,228,671
    Melrose Resources P.L.C. ........................................         78,632           140,850
    Millennium & Copthorne Hotels P.L.C. ............................      4,813,561        34,415,255
   *Misys P.L.C. ....................................................        501,224         2,347,239
   *Mitchells & Butlers P.L.C. ......................................      4,363,499        16,806,903
   *MJ Gleeson Group P.L.C. .........................................        645,704         1,154,945
    Molins P.L.C. ...................................................         54,646            87,747
    Mondi P.L.C. ....................................................      7,958,099        60,526,536
    Morgan Sindall P.L.C. ...........................................         60,441           537,655
    Mothercare P.L.C. ...............................................        149,231           402,631
    MS International P.L.C. .........................................        119,401           400,911
   *MWB Group Holdings P.L.C. .......................................      1,659,493           649,813
    National Express Group P.L.C. ...................................        721,036         2,663,341
   *Northgate P.L.C. ................................................      2,148,658         8,894,673
    Novae Group P.L.C. ..............................................        554,825         2,615,285
    Pace P.L.C. .....................................................        198,000           251,359
    Panther Securities P.L.C. .......................................         45,000           248,125
   *Pendragon P.L.C. ................................................      5,181,208           792,030
    Persimmon P.L.C. ................................................      7,337,098        58,510,689
    Phoenix Group Holdings P.L.C. ...................................         20,809           174,077
    Phoenix IT Group, Ltd. ..........................................          2,278             7,131
    Photo-Me International P.L.C. ...................................          8,474             8,412
   *Pinnacle Staffing Group P.L.C. ..................................        903,519                --
    Porvair P.L.C. ..................................................        484,144           718,527
   *Premier Foods P.L.C. ............................................     48,301,080         3,041,113
    Psion P.L.C. ....................................................      2,224,166         1,787,646
   *Punch Taverns P.L.C. ............................................      9,275,150         1,562,548
    PV Crystalox Solar P.L.C. .......................................        595,601            72,880
   *Quintain Estates & Development P.L.C. ...........................      6,536,446         3,906,086
   *Redrow P.L.C. ...................................................      5,034,128         9,415,512
   *Renold P.L.C. ...................................................      1,288,135           621,478
    Robert Wiseman Dairies P.L.C. ...................................         14,294            66,284
    RPS Group P.L.C. ................................................        289,015           836,997
   *Rutland Trust P.L.C. ............................................         89,181                --
    S&U P.L.C. ......................................................          7,000            69,520
   *Safeland P.L.C. .................................................         50,000             8,072
   *Salamander Energy P.L.C. ........................................        793,000         2,526,672
    Severfield-Rowen P.L.C. .........................................         76,866           197,189
    Shanks Group P.L.C. .............................................      3,063,702         5,434,870
   *SIG P.L.C. ......................................................      9,569,566        14,744,619
    Smart (J) & Co. (Contractors) P.L.C. ............................         18,263           110,124
   *Southern Cross Healthcare P.L.C. ................................          5,854               588
    Speedy Hire P.L.C. ..............................................      1,449,735           477,656
   *Spirit Pub Co. P.L.C. ...........................................      9,275,150         7,121,194
   *Sportech P.L.C. .................................................        118,313            75,983
    St. Ives Group P.L.C. ...........................................      2,286,599         3,290,498
    St. Modwen Properties P.L.C. ....................................      3,288,160         6,580,750
   *Stylo P.L.C. ....................................................          5,293               404

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Synergy Health P.L.C. ..........................................          3,211   $        42,930
     TalkTalk Telecom Group P.L.C. ..................................      1,154,925         2,404,375
    *Tandem Group P.L.C. Non-Voting Shares ..........................        472,000                --
    *Taylor Wimpey P.L.C. ...........................................     64,796,706        38,351,361
    #Thomas Cook Group P.L.C. .......................................     14,197,572        11,780,761
     Travis Perkins P.L.C. ..........................................      4,769,109        67,455,417
     Treatt P.L.C. ..................................................         38,663           223,984
    *Trifast P.L.C. .................................................        875,171           569,697
    *Trinity Mirror P.L.C. ..........................................      7,543,928         5,874,491
     TT electronics P.L.C. ..........................................      2,401,192         6,056,790
     TUI Travel P.L.C. ..............................................      3,479,965         9,522,615
    *UK Coal P.L.C. .................................................      2,979,411         1,621,225
     Umeco P.L.C. ...................................................        329,671         1,330,652
     UTV Media P.L.C. ...............................................          1,071             2,057
    *Vectura Group P.L.C. ...........................................         46,261            45,247
     Vislink P.L.C. .................................................        338,887            85,647
     Vp P.L.C. ......................................................        315,426         1,102,262
    *Wagon P.L.C. ...................................................        825,228            16,586
     William Hill P.L.C. ............................................        137,512           477,294
    *William Ransom & Son Holding P.L.C. ............................         65,000             2,874
     WSP Group P.L.C. ...............................................        161,312           596,487
    *Xchanging P.L.C. ...............................................      1,053,431         1,153,359
   #*Yell Group P.L.C. ..............................................     34,575,310         2,007,195
     Zotefoams P.L.C. ...............................................        196,330           425,651
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                    1,360,266,590
                                                                                       ---------------
UNITED STATES -- (0.0%)
    *Swisher Hygiene, Inc. ..........................................        436,825         1,904,557
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    7,312,773,400
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
    *Navigator Resources, Ltd. Warrants 07/31/14 ....................        189,248             1,396
                                                                                       ---------------
BELGIUM -- (0.0%)
   #*Agfa-Gevaert NV STRIP VVPR .....................................        640,796               887
   #*Tessenderlo Chemie NV STRIP VVPR ...............................         43,036             4,737
                                                                                       ---------------
TOTAL BELGIUM .......................................................                            5,624
                                                                                       ---------------
CANADA -- (0.0%)
   #*Compton Petroleum Corp. Warrants 08/23/14 ......................         38,682           161,054
    *Insignia Energy, Ltd. Rights 11/17/11 ..........................        116,524             4,676
                                                                                       ---------------
TOTAL CANADA ........................................................                          165,730
                                                                                       ---------------
HONG KONG -- (0.0%)
    *Allied Properties (H.K.), Ltd. Warrants 06/13/16 ...............      7,815,738           130,785
                                                                                       ---------------
ITALY -- (0.1%)
    *Banca Popolare di Milano Scarl Rights 11/18/11 .................      9,733,445         9,171,822
    *Intek SpA Warrants 12/30/11 ....................................        262,971               691
    *KME Group SpA Warrants 12/30/11 ................................        388,285               967
                                                                                       ---------------
TOTAL ITALY .........................................................                        9,173,480
                                                                                       ---------------
NORWAY -- (0.0%)
    *DOF ASA Rights 10/31/11 ........................................         56,437                --
                                                                                       ---------------
UNITED KINGDOM -- (0.0%)
   #*Management Consulting Group P.L.C. Warrants 12/31/11 ...........        131,680            23,819
    *SFI Holdings, Ltd. Litigation Certificate ......................         79,000                --


DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
  *Ultraframe P.L.C. Litigation Notes ..............................         160,022   $            --
                                                                                       ---------------
TOTAL UNITED KINGDOM ...............................................                            23,819
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ..............................................                         9,500,834
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                            AMOUNT         VALUE+
                                                                        ------------   ---------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@DFA Short Term Investment Fund ..................................    626,905,225       626,905,225
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
      0.11%, 11/01/11 (Collateralized by FNMA 3.500%, 11/01/31,
      valued at $90,837) to be repurchased at $89,056 ...............   $         89            89,056
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      626,994,281
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,857,612,612) ............................................                   $7,949,268,515
                                                                                       ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (6.4%)
     Acrux, Ltd. ....................................................         10,507   $        37,201
    *Adamus Resources, Ltd. .........................................         13,244             9,641
     Adelaide Brighton, Ltd. ........................................         40,420           120,949
     Aditya Birla Minerals, Ltd. ....................................         33,991            34,528
    *AED Oil, Ltd. ..................................................         28,704             4,386
    *AJ Lucas Group, Ltd. ...........................................          9,790            13,929
    #Alesco Corp., Ltd. .............................................         16,733            24,682
   #*Alkane Resources, Ltd. .........................................         29,642            35,924
   #*Allied Gold Mining P.L.C. ......................................          7,840            20,015
     Alumina, Ltd. ..................................................        185,998           283,332
     Alumina, Ltd. Sponsored ADR ....................................            900             5,544
     Amalgamated Holdings, Ltd. .....................................         15,511            92,116
     Amcom Telecommunications, Ltd. .................................         38,228            33,450
     Amcor, Ltd. ....................................................         68,695           502,587
     AMP, Ltd. ......................................................         20,390            90,900
     Ansell, Ltd. ...................................................          8,831           129,164
     APA Group, Ltd. ................................................          6,482            29,561
     APN News & Media, Ltd. .........................................         57,354            52,602
    *Aquarius Platinum, Ltd. ........................................         25,010            73,369
    *Aquila Resources, Ltd. .........................................          4,051            25,151
   #*Arafura Resources, Ltd. ........................................         38,502            24,311
     ARB Corp., Ltd. ................................................          1,871            15,712
    #Aristocrat Leisure, Ltd. .......................................         14,154            33,509
     Asciano Group, Ltd. ............................................        183,551           293,427
     ASX, Ltd. ......................................................          3,614           116,040
     Atlas Iron, Ltd. ...............................................         36,473           118,295
   #*Aurora Oil & Gas, Ltd. .........................................         37,780           113,758
    #Ausdrill, Ltd. .................................................         32,395            98,815
     Ausenco, Ltd. ..................................................         16,839            47,429
    #Austal, Ltd. ...................................................         16,665            39,630
    *Austar United Communications, Ltd. .............................         14,800            17,923
     Austbrokers Holdings, Ltd. .....................................          4,423            29,151
     Austin Engineering, Ltd. .......................................          1,449             5,966
     Australia & New Zealand Banking Group, Ltd. ....................         30,566           690,680
    *Australian Agricultural Co., Ltd. ..............................         43,800            64,271
     Australian Infrastructure Fund .................................         27,847            55,284
    #Australian Pharmaceutical Industries, Ltd. .....................         45,997            14,445
    *Australian Worldwide Exploration, Ltd. .........................         68,084            98,187
     Automotive Holdings Group NL ...................................         31,524            68,960
    #Bank of Queensland, Ltd. .......................................         31,748           279,161
    *Bannerman Resources, Ltd. ......................................         44,013            12,318
   #*BC Iron, Ltd. ..................................................         14,185            35,822
     Beach Energy, Ltd. .............................................        172,921           212,520
    #Bendigo Bank, Ltd. .............................................         48,179           475,735
    #Billabong International, Ltd. ..................................         29,063           129,835
    *Biota Holdings, Ltd. ...........................................         23,640            19,877
     Blackmores, Ltd. ...............................................          1,487            45,913
    *BlueScope Steel, Ltd. ..........................................        209,096           182,923
    *BMA Gold, Ltd. .................................................         39,297            22,539
     Boart Longyear, Ltd. ...........................................         45,360           154,409
    #Boral, Ltd. ....................................................         97,260           397,025
    *Bow Energy, Ltd. ...............................................         42,821            66,530
     Bradken, Ltd. ..................................................         23,267           187,658
     Brambles, Ltd. .................................................          4,538            31,371
     Brickworks, Ltd. ...............................................         13,303           156,166
    #BT Investment Management, Ltd. .................................          7,462            15,758
     Cabcharge Australia, Ltd. ......................................         14,898            65,591
     Caltex Australia, Ltd. .........................................         17,226           239,233

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     Campbell Brothers, Ltd. ........................................          4,280   $       206,039
    *Cape Lambert Resources, Ltd. ...................................         32,028            14,089
     Cardno, Ltd. ...................................................         16,099            88,500
    *Carnarvon Petroleum, Ltd. ......................................         82,835            11,538
    *Carrick Gold, Ltd. .............................................         29,203            12,592
    #Cash Converters International, Ltd. ............................         58,715            26,556
    *Catalpa Resources, Ltd. ........................................         24,096            43,590
    *Centrebet International, Ltd. Claim Units ......................          6,648                --
    *Ceramic Fuel Cells, Ltd. .......................................         97,611            13,209
     Challenger, Ltd. ...............................................         61,701           294,137
    *Citigold Corp., Ltd. ...........................................        194,096            14,674
     Clough, Ltd. ...................................................         36,846            31,058
    *Coal of Africa, Ltd. ...........................................         24,372            20,293
     Coca-Cola Amatil, Ltd. .........................................          2,084            26,902
     Cochlear, Ltd. .................................................            344            21,122
    *Cockatoo Coal, Ltd. ............................................        148,893            59,358
     Coffey International, Ltd. .....................................         53,206            21,086
     Commonwealth Bank of Australia NL ..............................          7,228           371,302
     Computershare, Ltd. ............................................          2,045            16,161
    *Cooper Energy, Ltd. ............................................         24,369             9,798
    #Count Financial, Ltd. ..........................................          1,721             2,509
     Crown, Ltd. ....................................................         19,419           163,633
    #CSG, Ltd. ......................................................         35,839            42,685
     CSL, Ltd. ......................................................          3,732           112,404
     CSR, Ltd. ......................................................         78,251           199,315
    *Cudeco, Ltd. ...................................................         10,487            34,593
    *Cue Energy Resources, Ltd. .....................................         31,448             7,678
    #Customers, Ltd. ................................................         15,665            17,481
    *Dart Energy, Ltd. ..............................................          3,633             2,338
    #David Jones, Ltd. ..............................................         36,616           129,260
     Decmil Group, Ltd. .............................................         17,419            38,484
    *Deep Yellow, Ltd. ..............................................        245,896            31,589
     Devine, Ltd. ...................................................         11,884             2,800
    *Discovery Metals, Ltd. .........................................         44,635            64,434
     Domino's Pizza Enterprises, Ltd. ...............................          5,839            41,147
   #*Downer EDI, Ltd. ...............................................         79,520           252,529
    *Drillsearch Energy, Ltd. .......................................          9,322             5,965
     DUET Group, Ltd. ...............................................         73,594           128,257
    #DuluxGroup, Ltd. ...............................................          5,240            14,436
   #*Eastern Star Gas, Ltd. .........................................         38,563            35,562
    *Echo Entertainment Group, Ltd. .................................         72,789           282,532
   #*Elders, Ltd. ...................................................        130,080            37,821
     Emeco Holdings, Ltd. ...........................................         65,076            67,418
   #*Energy Resources of Australia, Ltd. ............................          5,125            10,492
   #*Energy World Corp., Ltd. .......................................        182,440           109,852
     Envestra, Ltd. .................................................         45,185            30,447
     Euroz, Ltd. ....................................................          1,190             1,741
    #Fairfax Media, Ltd. ............................................        242,028           234,682
    #FKP Property Group, Ltd. .......................................        107,052            55,172
    #Fleetwood Corp., Ltd. ..........................................          9,965           127,312
    #Fletcher Building, Ltd. ........................................         11,960            63,908
    #FlexiGroup, Ltd. ...............................................         53,751           126,603
    #Flight Centre, Ltd. ............................................          4,333            89,969
    *Flinders Mines, Ltd. ...........................................        166,864            26,794
    *Focus Minerals, Ltd. ...........................................        389,758            24,225
     Forge Group, Ltd. ..............................................          9,306            46,062
     Foster's Group, Ltd. ...........................................         19,470           108,891
   #*Galaxy Resources, Ltd. .........................................         36,034            24,045
   #*Gindalbie Metals, Ltd. .........................................         28,129            15,992
    *Gloucester Coal, Ltd. ..........................................          3,742            26,708
    #Goodman Fielder, Ltd. ..........................................        263,899           153,475

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     GrainCorp, Ltd. ................................................         28,724   $       236,611
    #Grange Resources, Ltd. .........................................        122,656            57,423
     GUD Holdings, Ltd. .............................................         14,486           118,739
   #*Gunns, Ltd. ....................................................         75,334            20,811
    #GWA Group, Ltd. ................................................         43,630           104,526
    #Harvey Norman Holdings, Ltd. ...................................         58,789           133,146
    *Hastie Group, Ltd. .............................................         57,152             6,286
   #*HFA Holdings, Ltd. .............................................         18,498            18,011
    *Highlands Pacific, Ltd. ........................................        116,035            25,991
    *Hillgrove Resources, Ltd. ......................................         35,229             8,733
    #Hills Holdings, Ltd. ...........................................         28,702            32,697
   #*Horizon Oil, Ltd. ..............................................         99,901            24,824
     iiNet, Ltd. ....................................................         17,557            47,587
     Iluka Resources, Ltd. ..........................................         11,879           197,484
     Imdex, Ltd. ....................................................         12,503            27,301
     IMF Australia, Ltd. ............................................          8,123            12,311
     Incitec Pivot, Ltd. ............................................        125,504           454,591
    #Independence Group NL ..........................................         20,109           111,173
     Industrea, Ltd. ................................................         42,779            57,383
     Infigen Energy, Ltd. ...........................................         85,532            25,832
     Insurance Australia Group, Ltd. ................................         62,539           206,181
   #*Integra Mining, Ltd. ...........................................         81,322            45,088
   #*Intrepid Mines, Ltd. ...........................................         28,573            33,951
     Invocare, Ltd. .................................................          3,399            24,765
     IOOF Holdings, Ltd. ............................................         24,480           162,136
     Iress Market Technology, Ltd. ..................................         11,470            91,407
    *Iron Ore Holdings, Ltd. ........................................         11,976            15,833
    *James Hardie Industries SE .....................................          7,478            48,434
    *James Hardie Industries SE Sponsored ADR .......................            100             3,243
    #JB Hi-Fi, Ltd. .................................................          4,917            81,150
     Jetset Travelworld, Ltd. .......................................         13,926            10,973
    *Kagara, Ltd. ...................................................         52,508            21,959
    *Karoon Gas Australia, Ltd. .....................................          4,581            21,140
     Kingsgate Consolidated, Ltd. ...................................         12,257            96,635
    #Leighton Holdings, Ltd. ........................................          1,698            38,574
     Lend Lease Group NL ............................................         40,191           327,006
    *Linc Energy, Ltd. ..............................................         28,947            62,141
   #*Liquefied Natural Gas, Ltd. ....................................         42,161            15,182
    *Lynas Corp., Ltd. ..............................................        229,932           284,498
     Macarthur Coal, Ltd. ...........................................         12,934           219,308
    *MacMahon Holdings, Ltd. ........................................        101,019            64,007
     Macquarie Group, Ltd. ..........................................         23,763           611,806
     McMillan Shakespeare, Ltd. .....................................          9,454            94,226
    #McPherson's, Ltd. ..............................................         15,732            38,064
     Medusa Mining, Ltd. ............................................         10,716            75,329
     Melbourne IT, Ltd. .............................................         24,889            36,933
    *MEO Australia, Ltd. ............................................        109,016            22,075
     Mermaid Marine Australia, Ltd. .................................         15,886            51,189
   #*Mesoblast, Ltd. ................................................          3,743            31,823
    *Metals X, Ltd. .................................................         38,119             9,562
     Metcash, Ltd. ..................................................         29,381           128,574
    *Metgasco, Ltd. .................................................         13,298             6,755
     Mincor Resources NL ............................................         36,661            32,424
    *Mineral Deposits, Ltd. .........................................          7,596            51,325
     Mineral Resources, Ltd. ........................................          5,095            59,738
    *Mirabela Nickel, Ltd. ..........................................         48,791            83,893
    *Molopo Energy, Ltd. ............................................         49,088            37,261
   #*Moly Mines, Ltd. ...............................................          6,105             3,211
    #Monadelphous Group, Ltd. .......................................          1,179            22,424
     Mortgage Choice, Ltd. ..........................................         13,390            17,607
    #Mount Gibson Iron, Ltd. ........................................         69,838           111,702

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     MSF Sugar, Ltd. ................................................          3,911   $        13,696
   #*Murchison Metals, Ltd. .........................................         42,040            13,028
    #Myer Holdings, Ltd. ............................................         90,791           247,801
     National Australia Bank, Ltd. ..................................         44,894         1,199,089
     Navitas, Ltd. ..................................................          9,096            39,395
     New Hope Corp., Ltd. ...........................................          9,616            59,526
     Newcrest Mining, Ltd. ..........................................          8,282           292,700
    *Nexus Energy, Ltd. .............................................         37,451             8,318
     NIB Holdings, Ltd. .............................................         39,303            61,888
   #*Northern Iron, Ltd. ............................................         10,692            12,952
     NRW Holdings, Ltd. .............................................          3,299             8,394
    *Nucoal Resources NL ............................................         49,664            18,081
    *Nufarm, Ltd. ...................................................         25,441           125,193
     Oakton, Ltd. ...................................................          5,536             9,747
     Oil Search, Ltd. ...............................................         14,401            98,246
    #OneSteel, Ltd. .................................................        151,495           192,667
     Orica, Ltd. ....................................................          5,240           141,928
    #Origin Energy, Ltd. ............................................         65,486           986,833
   #*Orocobre, Ltd. .................................................          7,144             8,811
     OrotonGroup, Ltd. ..............................................            663             5,730
    *Otto Energy, Ltd. ..............................................         85,210             6,473
     OZ Minerals, Ltd. ..............................................         27,735           333,063
     Pacific Brands, Ltd. ...........................................        168,654           105,372
    *Paladin Energy, Ltd. ...........................................         30,478            46,544
   #*PanAust, Ltd. ..................................................         15,081            50,960
     Panoramic Resources, Ltd. ......................................         38,119            54,702
     Patties Foods, Ltd. ............................................         10,908            18,765
     Peet, Ltd. .....................................................         29,634            37,723
   #*Perilya, Ltd. (6681584) ........................................         68,409            32,556
    *Perilya, Ltd. (B3R3QH1) ........................................            705               342
    #Perpetual Trustees Australia, Ltd. .............................          2,309            54,580
   #*Perseus Mining, Ltd. ...........................................         16,263            53,778
   #*Pharmaxis, Ltd. ................................................         22,921            31,129
    *Platinum Australia, Ltd. .......................................         59,641            11,062
     PMP, Ltd. ......................................................         31,929            19,133
     Premier Investments, Ltd. ......................................         12,426            66,347
   #*Prima Biomed, Ltd. .............................................         75,579            14,838
     Primary Health Care, Ltd. ......................................         74,236           258,381
     Prime Media Group, Ltd. ........................................         14,791            10,292
     PrimeAg, Ltd. ..................................................         22,147            25,414
     Programmed Maintenance Service, Ltd. ...........................         20,522            42,406
    *Qantas Airways, Ltd. ...........................................         60,398           101,010
     QBE Insurance Group, Ltd. ......................................          8,348           128,500
    *Ramelius Resources, Ltd. .......................................          1,254             1,629
     Ramsay Health Care, Ltd. .......................................          2,541            49,949
     RCR Tomlinson, Ltd. ............................................         36,230            53,749
     REA Group, Ltd. ................................................          2,879            39,074
     Redflex Holdings, Ltd. .........................................         15,216            28,115
     Reece Australia, Ltd. ..........................................            839            16,500
   #*Reed Resources, Ltd. ...........................................         19,892             7,584
     Regional Express Holdings, Ltd. ................................          3,539             3,590
    *Regis Resources, Ltd. ..........................................         13,669            43,188
    #Reject Shop, Ltd. (The) ........................................          1,671            17,366
    *Resolute Mining, Ltd. ..........................................         80,793           142,333
    *Resource Generation, Ltd. ......................................         19,863            10,067
     Retail Food Group, Ltd. ........................................          2,033             5,415
   #*Rex Minerals, Ltd. .............................................          6,213            10,930
   #*Rialto Energy, Ltd. ............................................         31,525            11,146
     Ridley Corp., Ltd. .............................................         54,504            66,651
   #*Rio Tinto, Ltd. ................................................          3,883           278,776
    *Roc Oil Co., Ltd. ..............................................        104,397            32,436

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     SAI Global, Ltd. ...............................................         19,518   $        97,227
    #Salmat, Ltd. ...................................................          6,402            18,791
    *Samson Oil & Gas, Ltd. Sponsored ADR ...........................         10,577            24,962
    *Sandfire Resources NL ..........................................         13,178            93,510
     Santos, Ltd. ...................................................         52,226           705,342
    *Saracen Mineral Holdings, Ltd. .................................         34,599            27,742
     Sedgman, Ltd. ..................................................          8,565            17,486
    #Seek, Ltd. .....................................................          9,124            59,152
    #Select Harvests, Ltd. ..........................................          2,626             4,519
     Servcorp, Ltd. .................................................          6,641            19,256
    *Service Stream, Ltd. ...........................................          6,776             2,404
     Seven Group Holdings, Ltd. .....................................         16,182           130,003
     Seven West Media, Ltd. .........................................          8,848            33,147
     Sigma Pharmaceuticals, Ltd. ....................................        204,926           149,329
    *Silex System, Ltd. .............................................          5,413            12,729
    *Silver Lake Resources, Ltd. ....................................         18,106            62,098
     Sims Metal Management, Ltd. ....................................         21,718           317,235
    #Sirtex Medical, Ltd. ...........................................          2,967            14,585
     Skilled Group, Ltd. ............................................         21,174            40,345
     Slater & Gordon, Ltd. ..........................................          4,246             8,693
     SMS Management & Technology, Ltd. ..............................          8,490            48,153
     Sonic Healthcare, Ltd. .........................................          7,162            82,759
     Southern Cross Media Group, Ltd. ...............................         82,171           105,797
     SP Ausnet, Ltd. ................................................         21,924            22,860
     SP Telemedia, Ltd. .............................................         31,955            47,801
     Spark Infrastructure Group, Ltd. ...............................         40,838            52,031
     Specialty Fashion Group, Ltd. ..................................         16,869            10,742
     Spotless Group, Ltd. ...........................................         44,012            91,648
   #*St. Barbara, Ltd. ..............................................         36,129            83,705
    *Straits Resources, Ltd. ........................................         66,500            48,160
     STW Communications Group, Ltd. .................................         43,487            41,877
     Suncorp Group, Ltd. ............................................         83,085           745,678
    *Sundance Energy Australia, Ltd. ................................          8,139             3,953
    *Sundance Resources, Ltd. .......................................         70,585            31,885
    *Sunland Group, Ltd. ............................................         25,242            23,584
    #Super Retail Group, Ltd. (B01C7R0) .............................         10,456            59,238
    *Super Retail Group, Ltd. (B3XZSK8) .............................             34               193
     TABCORP Holdings, Ltd. .........................................         52,166           160,399
     Talent2 International, Ltd. ....................................          7,642            10,224
    *Tanami Gold NL .................................................         17,532            18,152
   #*Tap Oil, Ltd. ..................................................         84,108            64,280
     Tassal Group, Ltd. .............................................         22,882            37,284
     Tatts Group, Ltd. ..............................................        217,064           528,095
     Technology One, Ltd. ...........................................         25,124            28,601
     Telstra Corp., Ltd. ............................................         13,625            44,239
    #Ten Network Holdings, Ltd. .....................................        129,662           125,376
    *Teranga Gold Corp. .............................................         11,133            23,493
     TFS Corp., Ltd. ................................................         42,008            29,079
     Thakral Holdings Group, Ltd. ...................................         44,790            24,574
     Thorn Group, Ltd. ..............................................          5,803            10,072
    *Tiger Resources, Ltd. ..........................................         38,107            18,510
     Toll Holdings, Ltd. ............................................         80,498           406,603
     Tox Free Solutions, Ltd. .......................................          2,412             5,499
    #Transfield Services, Ltd. ......................................         55,024           131,319
    *Transpacific Industries Group, Ltd. (B0736RR) ..................         42,501            33,370
    *Transpacific Industries Group, Ltd. (B0736T2) ..................         66,112            51,908
    *Treasury Wine Estates, Ltd. ....................................         19,574            76,426
     Troy Resources NL ..............................................         17,242            73,275
     Trust Co., Ltd. (The) ..........................................            740             4,366
     UGL, Ltd. ......................................................          8,117           112,304
    *Unity Mining, Ltd. .............................................         19,146             2,618

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *UXC, Ltd. ......................................................         15,692   $         8,996
    *VDM Group, Ltd. ................................................         46,244             2,499
     Village Roadshow, Ltd. .........................................         24,120            72,994
    *Virgin Blue Holdings, Ltd. .....................................        272,729           106,335
     Washington H. Soul Pattinson & Co., Ltd. .......................         16,792           242,849
     Watpac, Ltd. ...................................................         13,563            16,272
     WDS, Ltd. ......................................................          1,417             1,103
     Webjet, Ltd. ...................................................          9,426            23,777
     Wesfarmers, Ltd. ...............................................         17,750           602,230
    #Western Areas NL ...............................................         13,874            83,513
     Westpac Banking Corp. ..........................................          7,501           174,069
    #Westpac Banking Corp. Sponsored ADR ............................          2,121           246,990
   #*White Energy Co., Ltd. .........................................         21,241            36,803
     Whitehaven Coal, Ltd. ..........................................          4,348            26,902
     WHK Group, Ltd. ................................................         18,554            16,535
     Wide Bay Australia, Ltd. .......................................          3,475            28,445
     Woodside Petroleum, Ltd. .......................................          2,776           105,702
     WorleyParsons, Ltd. ............................................          1,541            44,727
     Wotif.com Holdings, Ltd. .......................................          7,481            28,827
    *WPG Resources, Ltd. ............................................          5,066               606
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                       28,804,194
                                                                                       ---------------
AUSTRIA -- (0.5%)
     Agrana Beteiligungs AG .........................................            505            57,354
     Andritz AG .....................................................          1,764           155,924
    *A-TEC Industries AG ............................................          1,773             2,061
     Atrium European Real Estate, Ltd. ..............................          4,230            21,321
    *Austria Technologie & Systemtechnik AG .........................          1,264            16,391
     BWT AG .........................................................            720            13,799
    *CA Immobilien Anlagen AG .......................................            920            11,771
    *Constantia Packaging AG Escrow Shares ..........................            180                --
     Erste Group Bank AG ............................................         12,341           263,091
     EVN AG .........................................................            709            10,274
    #Flughafen Wien AG ..............................................          1,887            84,814
   #*Intercell AG ...................................................          1,270             3,397
     Kapsch TrafficCom AG ...........................................            698            52,300
     Lenzing AG .....................................................            259            27,506
     Mayr-Melnhof Karton AG .........................................            212            19,626
    #Oesterreichischen Post AG ......................................          2,523            76,093
     OMV AG .........................................................          7,967           277,621
     Palfinger AG ...................................................            947            19,499
    #Raiffeisen Bank International AG ...............................          3,778           104,849
     RHI AG .........................................................            524            11,402
    *S IMMO AG ......................................................            486             2,851
     Schoeller-Bleckmann Oilfield Equipment AG ......................          1,125            88,888
     Semperit Holding AG ............................................          1,115            48,213
    *Strabag SE .....................................................          5,030           154,666
     Telekom Austria AG .............................................          4,589            52,054
     Uniqa Versicherungen AG ........................................          1,163            18,099
     Vienna Insurance Group AG Wiener Versicherung Gruppe ...........          1,588            66,589
     Voestalpine AG .................................................          4,316           148,293
     Wienerberger AG ................................................         17,082           206,391
     Zumtobel AG ....................................................          6,907           143,099
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                        2,158,236
                                                                                       ---------------
BELGIUM -- (1.2%)
    *Ablynx NV ......................................................          1,092             5,773
     Ackermans & van Haaren NV ......................................          3,266           263,113
     Ageas SA .......................................................        246,549           494,249
    *Agfa-Gevaert NV ................................................         29,369            73,363
     Anheuser-Busch InBev NV Sponsored ADR ..........................          3,863           214,281

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BELGIUM -- (Continued)
     Arseus NV ......................................................          6,747   $       107,183
     Atenor Group NV ................................................             69             2,697
     Banque Nationale de Belgique SA ................................             27            85,974
     Barco NV .......................................................          2,663           144,000
    #Bekaert SA .....................................................          2,121            94,138
     Belgacom SA ....................................................          1,763            53,311
     Colruyt SA .....................................................            600            24,650
     Compagnie d'Entreprises SA .....................................          2,136           119,922
     Compagnie Immobiliere de Belgique SA ...........................            301            10,593
     Compagnie Maritime Belge SA ....................................          3,643            85,425
   #*Deceuninck NV ..................................................         21,543            33,821
     Delhaize Group SA ..............................................          2,551           166,632
     Delhaize Group SA Sponsored ADR ................................          4,023           262,823
    *Devgen NV ......................................................          3,515            23,978
   #*Dexia SA .......................................................         52,880            41,020
    *D'ieteren SA ...................................................          2,040           116,093
     Econocom Group SA ..............................................            803            14,206
     Elia System Operator SA ........................................            990            40,174
    *Euronav SA .....................................................          2,958            13,087
     EVS Broadcast Equipment SA .....................................          1,361            69,655
     Exmar NV .......................................................          3,470            26,059
    *Galapagos NV ...................................................          3,780            31,813
     Gimv NV ........................................................          1,631            83,043
     Image Recognition Integrated Systems (I.R.I.S.) SA .............             88             3,138
     Ion Beam Applications SA .......................................          3,267            25,499
     KBC Groep NV ...................................................         10,127           224,575
    *Kinepolis Group NV .............................................          1,308           101,408
    #Melexis NV .....................................................          2,604            36,620
     Mobistar SA ....................................................            748            42,565
     Nyrstar NV .....................................................         27,303           238,785
     Omega Pharma SA ................................................          3,427           161,820
     Recticel SA ....................................................          3,670            25,018
     Resilux SA .....................................................            516            38,480
     Roularta Media Group NV ........................................            199             4,196
     Sioen Industries NV ............................................          3,689            27,596
     Sipef NV .......................................................          1,293           102,047
     Solvay SA ......................................................          5,891           600,115
     Telenet Group Holding NV .......................................          3,899           150,385
     Tessenderlo Chemie NV ..........................................          4,590           142,419
   #*ThromboGenics NV ...............................................          3,736            97,881
     UCB SA .........................................................         10,177           447,123
     Umicore SA .....................................................          9,984           427,107
     Van de Velde NV ................................................            840            41,003
                                                                                       ---------------
TOTAL BELGIUM .......................................................                        5,638,856
                                                                                       ---------------
CANADA -- (10.4%)
    *5N Plus, Inc. ..................................................          7,978            54,027
     Aastra Technologies, Ltd. ......................................          2,300            36,343
   #*Absolute Software Corp. ........................................          4,480            23,102
    *Advantage Oil & Gas, Ltd. ......................................         26,700           141,704
     Aecon Group, Inc. ..............................................         10,373            93,661
    #AG Growth International, Inc. ..................................            960            30,724
     AGF Management, Ltd. Class B ...................................         15,823           253,676
     Agnico-Eagle Mines, Ltd. .......................................          2,907           126,109
     Agrium, Inc. ...................................................          1,800           148,406
    *Ainsworth Lumber Co., Ltd. .....................................          7,849            11,969
     Akita Drilling, Ltd. Class A ...................................            900             8,876
    *Alacer Gold Corp. ..............................................         20,520           236,749
     Alamos Gold, Inc. ..............................................          3,200            59,232
    *Alexco Resource Corp. ..........................................          5,120            39,193
     Algoma Central Corp. ...........................................            174            16,584

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Algonquin Power & Utilities Corp. ..............................         23,560   $       132,366
     Alimentation Couche-Taro, Inc. Class B .........................          4,800           144,470
     Alliance Grain Traders, Inc. ...................................          2,412            50,382
    #AltaGas, Ltd. ..................................................          8,900           262,602
    *Altius Minerals Corp. ..........................................          5,648            63,351
     Amerigo Resources, Ltd. ........................................         18,684            12,372
    *Anderson Energy, Ltd. ..........................................         22,450            13,964
    *Angle Energy, Inc. .............................................         10,313            66,425
    *Antrim Energy, Inc. ............................................         16,700            17,927
    *Anvil Mining, Ltd. .............................................         29,300           211,648
    #ARC Resources, Ltd. ............................................          3,917            99,620
   #*Argonaut Gold, Inc. ............................................          9,691            59,308
    *Arsenal Energy, Inc. ...........................................         11,000             6,842
     Astral Media, Inc. Class A .....................................          8,442           289,827
     Atco, Ltd. Class I .............................................          1,000            61,078
    #Atlantic Power Corp. ...........................................         10,400           140,127
    *Atrium Innovations, Inc. .......................................          3,337            43,824
    *ATS Automation Tooling System, Inc. ............................         19,124           119,147
   #*Aura Minerals, Inc. ............................................         19,400            30,557
   #*AuRico Gold, Inc. ..............................................         46,143           446,732
    *Aurizon Mines, Ltd. ............................................         14,700            83,178
   #*Avalon Rare Metals, Inc. .......................................         12,100            40,303
    #AvenEx Energy Corp. ............................................          3,167            17,444
    *AXIA NetMedia Corp. ............................................          6,400             7,063
   #*B2Gold Corp. ...................................................         45,600           167,898
    *Baja Mining Corp. ..............................................         36,800            35,443
    *Ballard Power Systems, Inc. ....................................         16,800            24,945
    #Bank of Montreal ...............................................         13,100           773,974
     Bank of Nova Scotia ............................................          5,149           271,359
   #*Bankers Petroleum, Ltd. ........................................         22,200           118,044
    #Barrick Gold Corp. .............................................          3,574           176,450
     Baytex Energy Corp. ............................................            900            47,576
    #BCE, Inc. ......................................................         10,200           404,316
     Bell Aliant, Inc. ..............................................          3,427            96,475
    *Bellatrix Exploration, Ltd. ....................................         17,162            79,719
   #*BioExx Specialty Proteins, Ltd. ................................         12,749             3,965
   #*Birchcliff Energy, Ltd. ........................................         16,160           245,136
     Bird Construction, Inc. ........................................          2,259            24,114
   #*Black Diamond Group, Ltd. ......................................          4,900            76,493
    *BlackPearl Resources, Inc. .....................................         41,459           197,572
    *BNK Petroleum, Inc. ............................................          9,254            19,125
     Bombardier, Inc. Class B .......................................         13,560            56,049
    #Bonavista Energy Corp. .........................................            310             7,981
    *Boralex, Inc. Class A ..........................................          6,100            36,719
   #*Brigus Gold Corp. ..............................................         24,733            32,506
    *Burcon NutraScience Corp. ......................................          2,200            17,106
    *C&C Energia, Ltd. ..............................................          1,045             8,796
     CAE, Inc. ......................................................         16,827           179,454
     Calfrac Well Services, Ltd. ....................................          5,200           161,204
    *Calmena Energy Services, Inc. ..................................         19,240             5,212
    *Calvalley Petroleum, Inc. Class A ..............................         15,100            21,209
     Cameco Corp. ...................................................          4,500            96,569
     Canaccord Capital, Inc. ........................................         14,271           135,014
     Canada Bread Co., Ltd. .........................................          1,900            81,890
     Canadian Helicopters Group, Inc. ...............................            900            21,878
    #Canadian Imperial Bank of Commerce .............................          4,300           323,983
     Canadian National Railway Co. ..................................          1,300           101,835
    *Canadian National Resources, Ltd. ..............................          9,400           331,582
    #Canadian Oil Sands, Ltd. .......................................          1,460            33,836
     Canadian Pacific Railway, Ltd. .................................          4,500           278,149
    #Canadian Tire Corp. Class A ....................................          6,816           407,421

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    #Canadian Utilities, Ltd. Class A ...............................          2,700   $       163,205
     Canadian Western Bank ..........................................         10,100           288,789
     Canam Group, Inc. Class A ......................................          7,700            30,360
    *Canfor Corp. ...................................................         21,200           214,393
     Canfor Pulp Products, Inc. .....................................          4,021            54,057
     Canyon Services Group, Inc. ....................................          3,238            38,853
     Capital Power Corp. ............................................            975            24,660
    #Capstone Infrastructure Corp. ..................................         11,774            71,937
    *Capstone Mining Corp. ..........................................         42,834           145,251
    *Cardero Resource Corp. .........................................         16,600            17,986
    *Cardiome Pharma Corp. ..........................................          1,800             5,959
    *Carpathian Gold, Inc. ..........................................         51,260            22,114
     Cascades, Inc. .................................................         12,460            56,878
     Cash Store Financial Services, Inc. (The) ......................            400             3,865
     Cathedral Energy Services, Ltd. ................................          4,976            33,448
     CCL Industries, Inc. Class B ...................................          4,163           121,121
    *Celestica, Inc. ................................................         37,012           307,087
    *Celtic Exploration, Ltd. .......................................          6,000           148,623
     Cenovus Energy, Inc. ...........................................          2,800            95,904
     Centerra Gold, Inc. ............................................          1,900            37,666
    *Cequence Energy, Ltd. ..........................................          4,400            20,129
    *CGI Group, Inc. Class A ........................................          7,471           152,905
    *China Gold International Resources Corp., Ltd. .................          3,700            11,173
    *Chinook Energy, Inc. ...........................................          5,822             9,112
     Churchill Corp. Class A (The) ..................................          4,450            67,191
    #CI Financial Corp. .............................................          2,000            40,130
    *CIC Energy Corp. ...............................................          6,800            14,804
    #Cineplex, Inc. .................................................          3,757            99,772
     Clairvest Group, Inc. ..........................................            100             1,656
    *Claude Resources, Inc. .........................................         31,500            61,625
    #CML HealthCare, Inc. ...........................................          4,582            44,544
    *Coastal Contacts, Inc. .........................................         15,700            48,986
     Cogeco Cable, Inc. .............................................          2,300           109,445
     Colabor Group, Inc. ............................................          3,267            33,104
   #*Colossus Minerals, Inc. ........................................          5,040            35,901
    *COM DEV International, Ltd. ....................................          5,100             9,875
    *Compton Petroleum Corp. ........................................            111               696
     Computer Modelling Group, Ltd. .................................          2,632            36,519
   #*Connacher Oil & Gas, Ltd. ......................................         65,520            30,237
    *Constellation Software, Inc. ...................................            300            20,996
     Contrans Group, Inc. Class A ...................................          1,100             7,835
    *Copper Mountain Mining Corp. ...................................          7,118            37,991
     Corby Distilleries, Ltd. Class A ...............................          1,150            18,760
    *Corridor Resources, Inc. .......................................         12,900            31,837
    #Corus Entertainment, Inc. Class B ..............................         13,800           264,301
    *Cott Corp. .....................................................         20,205           141,896
    #Crescent Point Energy Corp. ....................................          3,850           164,429
    *Crew Energy, Inc. ..............................................          9,620           105,779
    *Crocotta Energy, Inc. ..........................................         10,880            32,528
     Davis & Henderson Corp. ........................................         12,178           207,701
    #Daylight Energy, Ltd. ..........................................         36,881           364,462
    *Delphi Energy Corp. ............................................         20,655            43,724
   #*Denison Mines Corp. ............................................         34,400            54,184
    *Descartes Systems Group, Inc. (The) ............................          9,080            67,867
    *Detour Gold Corp. ..............................................          5,460           180,767
     Dollarama, Inc. ................................................          1,233            46,413
     Dorel Industries, Inc. Class B .................................          5,100           124,027
   #*DragonWave, Inc. ...............................................          6,969            26,429
    *Duluth Metals, Ltd. ............................................         14,300            38,305
    *Dundee Capital Markets, Inc. ...................................          4,200             3,371
   #*Dundee Precious Metals, Inc. ...................................         18,018           144,614

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Dynasty Metals & Mining, Inc. ..................................          6,282   $        14,433
    *Eastern Platinum, Ltd. .........................................        110,297            71,927
   #*Eco Oro Minerals Corp. .........................................          5,800            14,664
     E-L Financial Corp., Ltd. ......................................             80            31,302
     Eldorado Gold Corp. ............................................          9,299           174,738
    #Emera, Inc. ....................................................            700            22,986
     Empire Co., Ltd. Class A .......................................          3,900           238,402
     Enbridge Income Fund Holdings, Inc. ............................            724            13,706
    #Encana Corp. ...................................................         16,105           349,325
    *Endeavour Mining Corp. .........................................         26,448            55,191
     Enerflex, Ltd. .................................................          2,500            25,734
    #Enerplus Corp. .................................................         18,886           525,227
    *Enghouse Systems, Ltd. .........................................            500             4,936
     Ensign Energy Services, Inc. ...................................         16,950           254,909
    *Epsilon Energy, Ltd. ...........................................          5,750            17,595
    *Equal Energy, Ltd. .............................................          1,100             6,169
     Equitable Group, Inc. ..........................................          2,250            57,743
    *Essential Energy Services, Ltd. ................................         13,506            24,119
    *Euro Goldfields, Ltd. ..........................................         16,300           183,482
     Evertz Technologies, Ltd. ......................................          2,800            35,283
    *Excellon Resources, Inc. .......................................         26,500            17,015
    *EXFO, Inc. .....................................................          3,566            21,645
    *Fairborne Energy, Ltd. .........................................         13,000            46,431
     Fairfax Financial Holdings, Ltd. ...............................          1,400           585,240
     Finning International, Inc. ....................................          7,200           168,307
     Firm Capital Mortgage Investment Corp. .........................            500             6,321
     First Capital Realty, Inc. .....................................            298             4,864
    *First Majestic Silver Corp. ....................................         14,200           241,190
     First Quantum Minerals, Ltd. ...................................         11,500           241,249
    *FirstService Corp. .............................................          3,300            92,205
    *Flint Energy Services, Ltd. ....................................         11,200           134,276
    *Formation Capital Corp. ........................................            800               381
    #Fortis, Inc. ...................................................          1,900            64,239
    *Fortress Paper, Ltd. ...........................................            867            33,280
    *Fortuna Silver Mines, Inc. .....................................          9,800            62,236
    *Fortune Minerals, Ltd. .........................................            800               779
     Franco-Nevada Corp. ............................................          4,300           170,361
     Futuremed Healthcare Products Corp. ............................          1,900            15,440
    *Galleon Energy, Inc. Class A ...................................         13,400            37,642
    *Genesis Land Development Corp. .................................          8,400            25,704
     Gennum Corp. ...................................................          2,700            16,605
     Genworth MI Canada, Inc. .......................................          2,400            52,972
    *GeoMark Exploration, Ltd. ......................................         10,200             8,954
     George Weston, Ltd. ............................................          2,179           151,038
     Gildan Activewear, Inc. ........................................          4,900           126,439
     Glacier Media, Inc. ............................................          3,000             5,688
   #*GLG Life Tech Corp. ............................................          1,100             1,942
     Gluskin Sheff + Associates, Inc. ...............................          2,000            32,405
   #*GLV, Inc. Class A ..............................................          8,028            35,438
     GMP Capital, Inc. ..............................................          3,100            22,144
     Goldcorp, Inc. .................................................          7,300           355,204
    *Golden Star Resources, Ltd. ....................................         49,780            98,386
    *Gran Tierra Energy, Inc. .......................................         43,464           266,431
    *Grande Cache Coal Corp. ........................................         11,300           111,895
   #*Great Basin Gold, Ltd. .........................................         79,432           111,567
    *Great Canadian Gaming Corp. ....................................         10,900            89,671
     Great-West Lifeco, Inc. ........................................          3,000            66,787
     Groupe Aeroplan, Inc. ..........................................         25,790           297,035
     Guardian Capital Group, Ltd. Class A ...........................          3,344            34,052
    *Guyana Goldfields, Inc. ........................................          7,861            69,087
    *Hanfeng Evergreen, Inc. ........................................          5,700            17,670

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Harry Winston Diamond Corp. ....................................         11,056   $       133,992
    *Heroux-Devtek, Inc. ............................................          3,048            20,488
     High Liner Foods, Inc. .........................................            800            12,151
   #*High River Gold Mines, Ltd. ....................................         39,700            52,575
     Home Capital Group, Inc. .......................................          2,500           113,067
     Horizon North Logistics, Inc. ..................................          5,760            26,005
     HudBay Minerals, Inc. ..........................................         30,279           331,725
    #Husky Energy, Inc. .............................................          5,705           146,467
     IAMGOLD Corp. ..................................................         10,700           230,049
     IBI Group, Inc. ................................................          1,759            21,618
    #IGM Financial, Inc. ............................................          1,400            60,452
    *Imax Corp. .....................................................          5,400           104,181
    *Imperial Metals Corp. ..........................................          2,200            46,461
     Imperial Oil, Ltd. .............................................            776            32,138
   #*IMRIS, Inc. ....................................................          4,300            14,711
     Indigo Books & Music, Inc. .....................................          1,600            10,675
     Industrial Alliance Insurance & Financial Services, Inc. .......         12,594           409,755
     Inmet Mining Corp. .............................................          6,500           388,011
     Innergex Renewable Energy, Inc. ................................          8,402            79,573
     Intact Financial Corp. .........................................          6,804           379,672
    *Inter-Citic Minerals, Inc. .....................................            200               217
    *International Forest Products, Ltd. Class A ....................          4,600            19,014
    *Intertape Polymer Group, Inc. ..................................          7,273            21,525
   #*Ivanhoe Energy, Inc. ...........................................         24,400            30,110
   #*Jaguar Mining, Inc. ............................................         16,500            85,252
     Jean Coutu Group PJC, Inc. Class A (The) .......................          4,300            55,004
    #Just Energy Group, Inc. ........................................          6,008            64,857
    *Katanga Mining, Ltd. ...........................................         83,398           118,811
    *Keegan Resources, Inc. .........................................            632             3,773
    #Killam Properties, Inc. ........................................          1,122            12,056
     Kinross Gold Corp. .............................................         24,480           348,995
    *Kirkland Lake Gold, Inc. .......................................          4,200            78,501
    *La Mancha Resources, Inc. ......................................         13,574            30,233
    *Labrador Iron Mines Holdings, Ltd. .............................          6,602            45,702
    *Lake Shore Gold Corp. ..........................................         41,100            61,026
     Laurentian Bank of Canada ......................................          5,348           246,703
     Le Chateau, Inc. Class A .......................................            500             1,856
    *Legacy Oil & Gas, Inc. .........................................         12,729           115,190
    #Leisureworld Senior Care Corp. .................................          3,545            37,806
     Leon's Furniture, Ltd. .........................................          6,538            77,400
     Linamar Corp. ..................................................          7,822           124,148
    #Liquor Stores N.A., Ltd. .......................................          2,244            32,644
    #Loblaw Cos., Ltd. ..............................................          4,159           159,183
    *Lundin Mining Corp. ............................................         59,000           231,442
     MacDonald Dettweiler & Associates, Ltd. ........................          2,340           105,197
     Magna International, Inc. ......................................         18,560           708,138
     Major Drilling Group International, Inc. .......................         13,092           175,085
     Manitoba Telecom Services, Inc. ................................          1,700            54,458
    #Manulife Financial Corp. .......................................         40,805           538,745
     Maple Leaf Foods, Inc. .........................................         13,008           147,470
    *March Networks Corp. ...........................................            200             1,154
    *Martinrea International, Inc. ..................................         12,400            87,581
    *Maxim Power Corp. ..............................................          2,200             4,525
     MDS, Inc. ......................................................         12,800           112,365
    *MEG Energy Corp. ...............................................          1,300            58,639
    *MEGA Brands, Inc. ..............................................          2,000            17,356
   #*Mega Uranium, Ltd. .............................................         22,900             7,352
    *Melcor Developments, Ltd. ......................................          1,578            19,647
   #*Mercator Minerals, Ltd. ........................................         23,547            47,956
    #Methanex Corp. .................................................         11,500           296,514
    #Metro, Inc. Class A ............................................          3,200           156,798

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *MI Developments, Inc. ..........................................            875   $        27,775
    *Midway Energy, Ltd. ............................................         15,100            56,961
   #*Migao Corp. ....................................................          6,589            25,583
    *Minefinders Corp. ..............................................          4,960            70,313
    *Minera Andes, Inc. .............................................         49,061            94,012
    *Miranda Technologies, Inc. .....................................          6,400            44,304
     Morneau Shepell, Inc. ..........................................          7,596            76,208
     Mosaid Technologies, Inc. ......................................          2,000            91,297
     Mullen Group, Ltd. .............................................         10,880           218,637
    #NAL Energy Corp. ...............................................         24,494           216,987
     National Bank of Canada ........................................          5,100           363,997
   #*Nautilus Minerals, Inc. ........................................         18,063            48,023
    *Neo Material Technologies, Inc. ................................          6,800            52,599
    *New Gold, Inc. .................................................         27,854           345,119
     Newalta Corp. ..................................................          8,548           101,281
     Nexen, Inc. ....................................................         34,705           589,471
     Niko Resources, Ltd. ...........................................          1,400            77,012
    *Norbord, Inc. ..................................................          4,350            38,230
    *North American Energy Partners, Inc. ...........................          5,546            38,503
   #*North American Palladium, Ltd. .................................         16,411            54,827
     North West Co., Inc. (The) .....................................          1,732            32,633
    *Northern Dynasty Minerals, Ltd. ................................          4,160            33,764
    #Northland Power, Inc. ..........................................          9,434           156,547
   #*NovaGold Resources, Inc. .......................................          4,700            43,145
     Nuvista Energy, Ltd. ...........................................         17,840           110,074
   #*OceanaGold Corp. ...............................................         56,000           141,580
     Onex Corp. .....................................................          3,100           102,789
    *Open Range Energy Corp. ........................................          7,400            85,229
    *Open Text Corp. ................................................          1,800           110,176
    *Oromin Explorations, Ltd. ......................................          5,200             5,113
   #*Orvana Minerals Corp. ..........................................         13,000            22,302
    *Osisko Mining Corp. ............................................          5,300            63,914
    *Pace Oil & Gas, Ltd. ...........................................          3,279            16,679
     Pacific Rubiales Energy Corp. ..................................          4,900           114,247
    *Paladin Labs, Inc. .............................................          1,963            72,986
     Pan Amer Silver Corp. ..........................................          6,600           184,409
    *Paramount Resources, Ltd. Class A ..............................          3,054           111,130
    *Parex Resources, Inc. ..........................................          1,800            14,718
     Pason Systems, Inc. ............................................          4,680            63,480
    *Patheon, Inc. ..................................................          1,300             1,826
    #Pengrowth Energy Corp. .........................................         38,620           402,958
    #Penn West Petroleum, Ltd. ......................................         31,031           554,464
    *Peregrine Diamonds, Ltd. .......................................          8,080             8,593
    #Perpetual Energy, Inc. .........................................         17,275            28,423
    #PetroBakken Energy, Ltd. Class A ...............................          8,128            74,043
    *Petrobank Energy & Resources, Ltd. .............................         10,105            90,937
     Petrominerales, Ltd. ...........................................          1,044            27,547
    *Phoscan Chemical Corp. .........................................         21,000             6,742
    *Pilot Gold, Inc. ...............................................          3,550             5,271
   #*Platmin, Ltd. ..................................................         63,773            17,915
   #*PolyMet Mining Corp. ...........................................          9,787            12,765
    *Precision Drilling Corp. .......................................         25,736           298,478
     Premium Brands Holdings Corp. ..................................          4,249            66,714
    *Primero Mining Corp. ...........................................          4,054            11,388
     Progress Energy Resources Corp. ................................         16,683           236,165
     Progressive Waste Solutions, Ltd. ..............................         11,023           232,238
     Pulse Seismic, Inc. ............................................          3,304             6,298
    *QLT, Inc. ......................................................          9,696            66,829
    *Quadra FNX Mining, Ltd. ........................................         28,003           323,085
     Quebecor, Inc. Class B .........................................          8,000           276,900
    *Queenston Mining, Inc. .........................................          4,400            26,839

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
   #*Questerre Energy Corp. .........................................         12,560   $        12,601
   #*Ram Power Corp. ................................................         21,879             6,805
     Reitmans Canada, Ltd. Class A ..................................          7,444           116,729
    *Research In Motion, Ltd. .......................................          4,000            80,903
     Richelieu Hardware, Ltd. .......................................          2,000            53,394
    *Richmont Mines, Inc. ...........................................         10,500           128,096
    #Ritchie Brothers Auctioneers, Inc. .............................          3,200            63,695
    *RMP Energy, Inc. ...............................................          9,292            20,789
    *Rock Energy, Inc. ..............................................          5,688            13,810
     Rocky Mountain Dealerships, Inc. ...............................          2,000            18,340
     Rogers Sugar, Inc. .............................................         11,450            59,849
     RONA, Inc. .....................................................         21,498           207,054
    #Royal Bank of Canada ...........................................          2,900           141,458
    *Rubicon Minerals Corp. .........................................         12,000            48,638
    *Ruggedcom, Inc. ................................................            600             9,776
     Russel Metals, Inc. ............................................          9,962           229,273
    *Sabina Gold & Silver Corp. .....................................         15,610            67,655
    *Sandvine Corp. .................................................         18,000            28,533
    #Saputo, Inc. ...................................................          2,900           119,811
    *Savanna Energy Services Corp. ..................................         15,809           133,387
    *Seabridge Gold, Inc. ...........................................          1,200            28,244
    *Sears Canada, Inc. .............................................            527             7,994
    *Secure Energy Services, Inc. ...................................          2,131            16,783
    *SEMAFO, Inc. ...................................................         23,500           180,361
    #Shaw Communictions, Inc. Class B ...............................          4,800            97,228
     ShawCor, Ltd. Class A ..........................................          4,853           116,121
     Sherritt International Corp. ...................................         37,646           216,415
     Shoppers Drug Mart Corp. .......................................          1,000            42,037
    *Shore Gold, Inc. ...............................................         15,000             7,374
    *Sierra Wireless, Inc. ..........................................          6,400            47,450
    *Silver Standard Resources, Inc. ................................          5,600           109,331
     Silver Wheaton Corp. ...........................................          9,100           314,243
     Silvercorp Metals, Inc. ........................................         16,100           149,734
   #*Sino-Forest Corp. ..............................................         27,600            37,950
     SNC-Lavalin Group, Inc. ........................................            900            45,228
    *Softchoice Corp. ...............................................          3,100            27,213
    *Sonde Resources Corp. ..........................................         10,900            32,260
   #*Southern Pacific Resource Corp. ................................         55,201            81,410
    *Sprott Resource Corp. ..........................................         21,983            95,938
     Sprott Resource Lending Corp. ..................................         29,091            41,736
     Sprott, Inc. ...................................................          4,000            28,131
    *Stantec, Inc. ..................................................          7,412           182,260
     Stella-Jones, Inc. .............................................          1,400            55,845
    *Stornoway Diamond Corp. ........................................         14,000            21,209
    #Student Transportation, Inc. ...................................          7,964            48,499
    #Sun Life Financial, Inc. .......................................         18,978           479,043
     Suncor Energy, Inc. ............................................         34,672         1,104,425
    *SunOpta, Inc. ..................................................         11,327            60,115
    #Superior Plus Corp. ............................................         16,821           116,443
    *SXC Health Solutions Corp. .....................................          2,000            92,862
     Talisman Energy, Inc. ..........................................         16,048           227,659
   #*Tanzanian Royalty Exploration Corp. ............................         11,520            43,919
    *Taseko Mines, Ltd. .............................................         17,200            62,467
     Teck Resources, Ltd. Class B ...................................         17,000           681,535
    #Telus Corp. Non-Voting .........................................          5,300           270,809
    *Tembec, Inc. ...................................................          2,600             8,347
   #*Theratechnologies, Inc. ........................................          2,900             8,961
   #*Thompson Creek Metals Co., Inc. ................................         17,300           124,272
    #Thomson Reuters Corp. ..........................................         10,416           308,169
     Tim Hortons, Inc. ..............................................          3,900           191,958
     TMX Group, Inc. ................................................            800            35,154

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
   #*Torex Gold Resources, Inc. .....................................         64,700   $        98,665
     Toromont Industries, Ltd. ......................................          6,400           120,070
    #Toronto Dominion Bank ..........................................         15,429         1,164,508
     Torstar Corp. Class B ..........................................          9,617           100,729
     Total Energy Services, Inc. ....................................          3,742            53,723
    *Tourmaline Oil Corp. ...........................................          1,556            51,734
    #TransAlta Corp. ................................................         16,900           371,825
     TransCanada Corp. ..............................................         15,367           653,223
    #Transcontinental, Inc. Class A .................................         10,300           131,237
     TransForce, Inc. ...............................................         10,391           125,411
    *TransGlobe Energy Corp. ........................................          6,300            64,849
     Trican Well Service, Ltd. ......................................          5,600            99,050
    #Trilogy Energy Corp. ...........................................          4,700           160,132
     Trinidad Drilling, Ltd. ........................................         19,469           152,353
     TVA Group, Inc. Class B ........................................            653             6,551
    *Twin Butte Energy, Ltd. ........................................         13,800            26,305
    *U308 Corp. .....................................................          2,844               927
    *UEX Corp. ......................................................         29,800            22,124
     Uni-Select, Inc. ...............................................          2,600            67,612
   #*Uranium One, Inc. ..............................................         68,700           206,772
   #*Ur-Energy, Inc. ................................................          5,500             6,953
     Valeant Pharmaceuticals International, Inc. ....................          1,000            39,488
     Valener, Inc. ..................................................          1,989            29,334
    *Vecima Network, Inc. ...........................................            700             2,037
    #Veresen, Inc. ..................................................          3,600            52,045
    *Vero Energy, Inc. ..............................................          6,579            20,131
     Viterra, Inc. ..................................................         46,588           479,551
    #Wajax Corp. ....................................................            861            31,106
     WaterFurnace Renewable Energy, Inc. ............................            913            17,394
     Wesdome Gold Mines, Ltd. .......................................         14,500            36,659
     West Fraser Timber Co., Ltd. ...................................          5,369           231,620
   #*Westaim Corp. ..................................................         15,500             8,242
    *Western Forest Products, Inc. ..................................          1,500             1,174
    *Westfire Energy, Ltd. ..........................................          3,328            15,325
     Westjet Airlines, Ltd. .........................................            700             9,235
    *Whitecap Resources, Inc. .......................................          3,600            25,318
     Wi-Lan, Inc. ...................................................         11,400            84,864
     Winpak, Ltd. ...................................................          3,194            37,652
    *Xtreme Coil Drilling Corp. .....................................          2,626             8,431
     Yamana Gold, Inc. ..............................................         44,800           668,798
    #Yellow Media, Inc. .............................................         27,943            10,232
   #*YM Biosciences, Inc. ...........................................          2,600             4,643
    *Yukon-Nevada Gold Corp. ........................................         82,949            30,791
     Zargon Oil & Gas, Ltd. .........................................          3,700            52,229
                                                                                       ---------------
TOTAL CANADA ........................................................                       46,737,617
                                                                                       ---------------
DENMARK -- (0.9%)
    *A.P. Moller - Maersk A.S. Series A .............................              2            12,876
     A.P. Moller - Maersk A.S. Series B .............................             27           182,595
    *Alk-Abello A.S. ................................................          1,088            64,470
    *Alm. Brand A.S. ................................................          1,531             2,220
    *Amagerbanken A.S. ..............................................         38,975                --
     Auriga Industries A.S. Series B ................................          4,100            63,196
    *Bang & Olufsen Holdings A.S. ...................................          8,483            98,861
    *Bavarian Nordic A.S. ...........................................          3,968            29,196
     Carlsberg A.S. Series B ........................................          3,767           255,027
    *Christian Hansen Holding A.S. ..................................          1,269            27,613
     Coloplast A.S. Series B ........................................            595            86,526
    #D/S Norden A.S. ................................................          4,075           118,847
    *Danske Bank A.S. ...............................................         12,773           174,639
     DFDS A.S. ......................................................            816            54,353

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
DENMARK -- (Continued)
     DSV A.S. .......................................................         11,779   $       235,982
     East Asiatic Co., Ltd. A.S. ....................................          2,243            52,552
     FLSmidth & Co. A.S. ............................................          3,296           208,746
    *Genmab A.S. ....................................................          4,878            28,492
     GN Store Nord A.S. .............................................         39,894           294,020
    *H&H International A.S. Series B ................................          1,940            15,301
    *H. Lundbeck A.S. ...............................................          3,993            80,516
     Harboes Bryggeri A.S. ..........................................            511             8,951
     IC Companys A.S. ...............................................            351             9,306
     Jeudan A.S. ....................................................            667            46,244
    *Jyske Bank A.S. ................................................          9,621           279,646
    *NeuroSearch A.S. ...............................................          2,979            11,250
    #NKT Holding A.S. ...............................................          2,916           110,666
     Nordjyske Bank A.S. ............................................            140             1,949
     Norresundby Bank A.S. ..........................................            195             5,617
   #*Parken Sport & Entertainment A.S. ..............................            848            12,810
     Per Aarsleff A.S. Series B .....................................            320            24,943
     Ringkjoebing Landbobank A.S. ...................................            924           100,899
    #Rockwool International A.S. Series B ...........................          1,493           145,695
     Royal Unibrew A.S. .............................................          1,489            77,730
     Schouw & Co. A.S. ..............................................          3,028            65,984
     SimCorp A.S. ...................................................            110            18,851
     Solar Holdings A.S. Series B ...................................            770            31,715
   #*Spar Nord Bank A.S. ............................................          6,403            44,927
     Sydbank A.S. ...................................................         15,012           278,003
    *TDC A.S. .......................................................         13,660           112,163
     Thrane & Thrane A.S. ...........................................            913            42,928
     Tivoli A.S. ....................................................              1               538
    *TK Development A.S. ............................................          4,894            13,361
    *Topdanmark A.S. ................................................            910           149,831
    *Torm A.S. ......................................................             19                21
     Tryg A.S. ......................................................          1,221            67,882
     United International Enterprises A.S. ..........................             72             7,866
   #*Vestas Wind Systems A.S. .......................................         17,218           266,916
    *Vestjysk Bank A.S. .............................................          1,419             7,708
                                                                                       ---------------
TOTAL DENMARK .......................................................                        4,030,428
                                                                                       ---------------
FINLAND -- (1.6%)
     Ahlstrom Oyj ...................................................          5,778            99,614
     Alma Media Oyj .................................................          6,053            52,730
     Amer Sports Oyj Series A .......................................         17,218           237,103
     Aspo Oyj .......................................................            526             5,051
     Atria P.L.C. ...................................................          2,419            21,194
    *Bank of Aland P.L.C. Series B ..................................              5                66
     Cargotec Oyj Series B ..........................................          4,716           157,816
    *Citycon Oyj ....................................................         13,332            49,100
     Cramo Oyj ......................................................          5,196            61,700
    *Elektrobit Corp. Oyj ...........................................         47,687            30,965
    #Elisa Oyj ......................................................          5,993           126,349
    *Finnair Oyj ....................................................         17,010            66,590
    *Finnlines Oyj ..................................................            894             9,178
     Fiskars Oyj Abp ................................................          3,717            74,209
     Fortum Oyj .....................................................          3,979            96,842
     F-Secure Oyj ...................................................         14,826            43,963
     HKScan Oyj Series A ............................................          4,025            32,120
     Huhtamaki Oyj ..................................................         17,678           201,964
    #KCI Konecranes Oyj .............................................          4,682           106,569
     Kemira Oyj .....................................................         19,751           270,511
    *Kesko Oyj Series A .............................................            285            10,208
     Kesko Oyj Series B .............................................          8,512           302,127
     Kone Oyj Series B ..............................................          2,260           124,428

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
     Laennen Tehtaat Oyj ............................................            276   $         5,535
     Lassila & Tikanoja Oyj .........................................          3,560            55,521
     Lemminkainen Oyj ...............................................          1,151            32,144
     Metso Corp. Oyj ................................................          5,589           216,193
    *M-real Oyj Series B ............................................         36,659            79,391
    *Neste Oil Oyj ..................................................         19,258           233,005
     Nokia Oyj ......................................................         93,608           629,905
     Nokian Renkaat Oyj .............................................          2,400            87,903
     Okmetic Oyj ....................................................          2,360            16,043
     Olvi Oyj Series A ..............................................          1,764            37,900
     Oriola-KD Oyj Series B .........................................         18,479            51,391
     Orion Oyj Series A .............................................          2,603            53,022
     Orion Oyj Series B .............................................          5,412           112,623
    #Outokumpu Oyj ..................................................         11,871           100,334
     Outotec Oyj ....................................................          3,651           169,484
     PKC Group Oyj ..................................................          2,649            43,847
     Pohjola Bank P.L.C. Series A ...................................         21,384           245,882
     Ponsse Oyj .....................................................            608             6,180
     Poyry Oyj ......................................................          3,798            34,283
     Raisio P.L.C. Series V .........................................         24,314            78,502
     Ramirent Oyj ...................................................          8,349            71,460
     Rautaruukki Oyj Series K .......................................          6,531            69,615
     Ruukki Group Oyj ...............................................         27,643            37,224
     Sampo Oyj Series A .............................................         16,901           464,557
    #Sanoma Oyj .....................................................         12,916           173,283
     Sievi Capital P.L.C. ...........................................          9,299            27,044
     Stockmann Oyj Abp Series A .....................................          2,666            55,107
    #Stockmann Oyj Abp Series B .....................................          3,130            55,631
    #Stora Enso Oyj Series R ........................................         54,361           344,085
    *Technopolis Oyj ................................................            555             2,613
    #Tieto Oyj ......................................................          9,410           148,984
     Tikkurila Oyj ..................................................          1,961            38,118
     UPM-Kymmene Oyj ................................................         61,081           714,229
    #Uponor Oyj Series A ............................................          6,171            63,845
     Vacon Oyj ......................................................            453            22,811
     Vaisala Oyj Series A ...........................................          1,578            38,013
     Wartsila Corp. Oyj Series B ....................................          8,214           249,580
     Yit Oyj ........................................................         12,506           197,351
                                                                                       ---------------
TOTAL FINLAND .......................................................                        7,243,035
                                                                                       ---------------
FRANCE -- (5.7%)
    #ABC Arbitrage SA ...............................................          4,641            41,505
     Accor SA .......................................................          1,453            47,490
     Aeroports de Paris SA ..........................................            371            29,128
   #*Air France-KLM .................................................         13,938           105,849
    *Alcatel-Lucent SA ..............................................         37,356           103,278
    *Alcatel-Lucent SA Sponsored ADR ................................         32,900            90,146
     Alstom SA ......................................................          1,984            73,880
    *Altamir Amboise SA .............................................          1,928            17,852
     ALTEN SA .......................................................          4,315           122,875
    *Altran Technologies SA .........................................         27,098           137,286
     April SA .......................................................          2,709            47,056
    *Archos SA ......................................................          3,060            29,086
    *Arkema SA ......................................................          6,195           421,007
    *Artprice.com SA ................................................          2,054            96,624
     Assystem .......................................................          1,977            35,932
     AtoS ...........................................................          8,638           417,602
     Audika SA ......................................................          1,518            33,561
     AXA SA .........................................................         18,152           291,956
     AXA SA Sponsored ADR ...........................................         14,588           235,596
    *Axway Software SA ..............................................            565            11,570

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     Beneteau SA ....................................................          4,684   $        66,839
    *BioAlliance Pharma SA ..........................................          1,326             6,763
     bioMerieux SA ..................................................            175            15,185
     BNP Paribas SA .................................................         18,185           812,049
     Boiron SA ......................................................          1,252            35,628
     Bonduelle SCA ..................................................            786            70,971
     Bongrain SA ....................................................          1,358            96,340
    #Bourbon SA .....................................................          6,031           167,397
    *Boursorama SA ..................................................          5,104            44,157
   #*Bouygues SA ....................................................         12,225           456,588
    *Bull SA ........................................................         15,005            70,944
    #Capgemini SA ...................................................         16,588           634,746
     Carrefour SA ...................................................          2,753            72,839
     Casino Guichard Perrachon SA ...................................          3,407           319,023
     Cegedim SA .....................................................            820            24,326
     CEGID Group SA .................................................            622            14,544
     CFAO SA ........................................................             39             1,506
     Cie de Saint-Gobain SA .........................................         15,324           708,237
   #*Cie Generale de Geophysique - Veritas SA Sponsored ADR .........         16,300           355,992
     Cie Generale des Establissements Michelin SA Series B ..........          8,768           634,893
     Cie Generale D'Optique Essilor Intenational SA .................          1,402           101,328
     Ciments Francais SA ............................................          1,041            91,940
    *Club Mediterranee SA ...........................................          4,576            86,499
     CNP Assurances SA ..............................................          9,044           138,115
     Credit Agricole SA .............................................         33,202           256,995
     Dassault Systemes SA ...........................................            955            80,296
    *Derichebourg SA ................................................         16,609            66,155
     Devoteam SA ....................................................            983            16,987
     Edenred SA .....................................................          2,076            58,558
    *Eiffage SA .....................................................          3,340           113,281
    *Electricite de France SA .......................................          1,338            40,043
     Electricite de Strasbourg SA ...................................             88            12,644
     Entrepose Contracting SA .......................................            230            25,690
     Eramet SA ......................................................             99            15,501
     ESSO SA Francaise ..............................................            391            40,247
     Establissements Maurel et Prom SA ..............................         12,171           244,688
    *Etam Developpement SA ..........................................            588            10,872
     Euler Hermes SA ................................................          2,397           173,054
   #*Euro Disney SCA ................................................          2,997            20,602
    #Eurofins Scientific SA .........................................            808            72,580
     European Aeronautic Defence & Space Co. SA .....................         17,110           504,390
     Eutelsat Communications SA .....................................          2,295            94,513
     Faiveley Transport SA ..........................................          1,151            78,763
     Faurecia SA ....................................................          1,619            42,807
     Fimalac SA .....................................................            796            33,140
     Flo Groupe SA ..................................................          2,320            15,212
     France Telecom SA ..............................................         11,464           206,109
     France Telecom SA Sponsored ADR ................................          3,032            54,515
   #*GameLoft SA ....................................................          6,034            33,530
     GDF Suez SA ....................................................         23,661           666,595
     Gemalto NV .....................................................          6,254           284,460
    *GFI Informatique SA ............................................          7,854            32,104
     GL Events SA ...................................................          2,268            57,541
     Groupe Eurotunnel SA ...........................................         35,592           320,610
    *Groupe Partouche SA ............................................          2,401             5,847
     Groupe Steria SCA ..............................................          4,322            82,435
     Guerbet SA .....................................................            133            13,049
     Guyenne et Gascogne SA .........................................            875           100,234
    *Haulotte Group SA ..............................................          3,182            35,522
    #Havas SA .......................................................         43,189           185,927
    *Hi-Media SA ....................................................          2,302             8,217

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     Iliad SA .......................................................            182   $        21,254
     Imerys SA ......................................................          2,826           160,788
     Ingenico SA ....................................................          6,621           261,743
    *Ipsen SA .......................................................            951            31,386
     Ipsos SA .......................................................          3,188           104,319
    *Jacquet Metal Service SA .......................................          2,357            32,764
    *JCDecaux SA ....................................................          5,664           150,838
    *Kaufman & Broad SA .............................................            229             4,572
     Korian SA ......................................................          2,052            39,783
     Lafarge SA .....................................................         10,778           436,405
     Lagardere SCA ..................................................         13,548           362,927
     Laurent-Perrier SA .............................................            548            56,456
     LDC SA .........................................................            210            21,657
     Legrand SA .....................................................          2,723            96,254
     Lisi SA ........................................................            586            47,284
    *LVL Medical Groupe SA ..........................................            168             2,843
     M6 Metropole Television SA .....................................          2,311            39,506
     Maisons France Confort SA ......................................            139             4,958
    *Manitou BF SA ..................................................          3,827            76,854
     Manutan International SA .......................................            234            11,998
    *Medica SA ......................................................          1,099            21,889
    #Mersen SA ......................................................          4,512           176,140
    *METabolic EXplorer SA ..........................................          2,008            10,190
     Natixis SA .....................................................         93,215           295,422
     Naturex SA .....................................................            711            53,974
    #Neopost SA .....................................................          1,326           100,852
     Nexans SA ......................................................          3,875           243,748
     Nexity SA ......................................................          5,510           158,747
   #*NicOx SA .......................................................         14,169            21,111
     Norbert Dentressangle SA .......................................          1,053            93,344
    *NRJ Group SA ...................................................          3,822            37,680
     Oeneo SA .......................................................          4,862            12,738
     Orpea SA .......................................................          4,069           175,079
    #PagesJaunes Groupe SA ..........................................          3,741            15,962
    *Parrot SA ......................................................            206             4,852
     Pernod-Ricard SA ...............................................          2,185           203,324
     Peugeot SA .....................................................         14,681           319,434
     Pierre & Vacances SA ...........................................            947            36,899
     Plastic Omnium SA ..............................................          4,905           136,364
     PPR SA .........................................................          3,847           596,960
     Publicis Groupe SA .............................................          1,966            94,842
     Rallye SA ......................................................          4,691           149,984
    *Recylex SA .....................................................          3,276            14,559
     Remy Cointreau SA ..............................................            839            68,733
     Renault SA .....................................................         12,243           511,539
     Rexel SA .......................................................         19,676           352,742
     Robertet SA ....................................................            246            42,235
     Rubis SA .......................................................          1,758            99,905
    *Sa des Ciments Vicat SA ........................................          1,441            94,174
     Safran SA ......................................................         10,376           338,839
     Saft Groupe SA .................................................          3,925           119,258
     Samse SA .......................................................             40             3,319
    *Sanofi SA ......................................................         20,001         1,430,852
     Sanofi SA ADR ..................................................            880            31,460
     Sartorius Stedim Biotech SA ....................................          1,037            70,116
     Schneider Electric SA ..........................................          5,307           311,625
     SCOR SE ........................................................         22,169           516,463
     SEB SA .........................................................          1,077            90,290
     Seche Environnement SA .........................................            578            26,220
     Sechilienne SA .................................................          1,945            36,281
    #Sequana SA .....................................................          3,789            23,189

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     SES SA .........................................................          3,759   $        96,011
     Societe BIC SA .................................................          1,862           166,166
     Societe d'Edition de Canal Plus SA .............................          9,370            56,987
     Societe Generale SA ............................................         12,100           346,444
     Societe Marseillaise du Tunnel Prado Carenage SA ...............            200             7,138
    *Societe Television Francaise 1 SA ..............................          8,931           119,916
     Sodexo SA ......................................................            724            52,276
   #*Soitec SA ......................................................         21,495           107,267
     Somfy SA .......................................................            303            72,233
     Sopra Group SA .................................................            565            35,829
   #*Ste Industrielle d'Aviation Latecoere SA .......................            998            12,167
     STEF-TFE SA ....................................................          1,194            60,347
     STMicroelectronics NV ..........................................         42,736           296,154
     STMicroelectronics NV ADR ......................................         14,700           101,871
    #Sucriere de Pithiviers Le Vieil SA .............................             11            25,133
    *Sword Group SA .................................................          1,042            18,783
     Synergie SA ....................................................          4,436            55,433
   #*Technicolor SA .................................................          5,556            15,043
     Technip SA .....................................................          2,861           270,528
     Teleperformance SA .............................................          7,577           159,985
     Thales SA ......................................................          2,245            79,175
   #*Theolia SA .....................................................         11,760            16,710
     Total SA .......................................................          5,026           262,243
     Total SA Sponsored ADR .........................................         15,900           831,570
     Touax SA .......................................................            270             8,913
   #*Transgene SA ...................................................          1,632            19,731
     Trigano SA .....................................................          3,671            66,898
    *UbiSoft Entertainment SA .......................................         16,312            97,714
     Union Financiere de France Banque SA ...........................            730            21,671
     Valeo SA .......................................................          5,658           284,005
    *Vallourec SA ...................................................          1,238            75,068
     Viel et Compagnie SA ...........................................         10,410            41,596
     Vilmorin & Cie SA ..............................................            592            65,028
     Vinci SA .......................................................          3,741           183,452
     Virbac SA ......................................................            612           105,729
     Vivendi SA .....................................................         20,019           447,353
     VM Materiaux SA ................................................             25             1,059
     Vranken Pommery Monopole SA ....................................             95             3,856
     Zodiac Aerospace SA ............................................          3,640           285,408
                                                                                       ---------------
TOTAL FRANCE ........................................................                       25,598,654
                                                                                       ---------------
GERMANY -- (4.9%)
    *Aareal Bank AG .................................................          7,568           151,651
     Adidas-Salomon AG ..............................................          4,493           316,428
   #*ADVA AG Optical Networking .....................................          8,160            48,204
   #*Air Berlin P.L.C. ..............................................          9,292            34,001
    #Aixtron SE .....................................................          1,578            22,343
     Allianz SE .....................................................          6,494           722,536
     Allianz SE Sponsored ADR .......................................         11,988           134,266
     Amadeus Fire AG ................................................            140             5,353
   #*Asian Bamboo AG ................................................          1,832            27,204
     AUGUSTA Technologie AG .........................................          1,775            38,608
     Aurubis AG .....................................................          6,906           389,646
     Axel Springer AG ...............................................          3,048           123,188
     Baader Bank AG .................................................            174               526
   #*Balda AG .......................................................          4,364            30,945
     BASF SE ........................................................          3,130           228,477
     Bauer AG .......................................................          1,790            41,276
     Bayer AG .......................................................          3,087           196,679
     Bayerische Motoren Werke AG ....................................          8,606           699,101
    #BayWa AG .......................................................          2,003            88,196

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     Bechtle AG .....................................................          2,933   $       109,416
     Beiersdorf AG ..................................................            921            53,095
     Bertrandt AG ...................................................            498            27,926
     Bilfinger Berger SE ............................................          3,996           356,677
    #Biotest AG .....................................................            376            21,608
    *Borussia Dortmund GmbH & Co. KGaA ..............................         13,961            41,537
    *Brenntag AG ....................................................            396            39,840
     Carl Zeiss Meditec AG ..........................................          3,515            66,983
    *CAT Oil AG .....................................................          2,861            18,317
     Celesio AG .....................................................         10,276           162,071
     CENIT AG .......................................................          1,384             9,263
     Centrotec Sustainable AG .......................................          1,644            31,898
     Centrotherm Photovoltaics AG ...................................          1,404            26,490
     Cewe Color Holding AG ..........................................            786            30,562
     Comdirect Bank AG ..............................................          3,526            36,386
    *Commerzbank AG .................................................        131,082           320,068
   #*Constantin Medien AG ...........................................         11,950            24,841
    *Continental AG .................................................          1,161            86,574
     CropEnergies AG ................................................          2,546            18,747
     CTS Eventim AG .................................................          1,572            51,967
    *Curanum AG .....................................................          1,848             5,484
     DAB Bank AG ....................................................            711             3,043
     Daimler AG .....................................................         17,410           884,238
     Delticom AG ....................................................            800            89,139
    #Deutsche Bank AG ...............................................         29,192         1,208,841
     Deutsche Beteiligungs AG .......................................          2,549            54,463
    *Deutsche Boerse AG .............................................          1,211            66,743
     Deutsche Lufthansa AG ..........................................         24,285           329,950
     Deutsche Post AG ...............................................         47,190           715,802
     Deutsche Telekom AG ............................................         28,901           367,162
    #Deutsche Telekom AG Sponsored ADR ..............................         26,160           332,232
     Deutsche Wohnen AG .............................................          3,783            55,699
    *Deutz AG .......................................................         17,349           108,492
   #*Dialog Semiconductor P.L.C. ....................................          3,072            59,135
    #Douglas Holding AG .............................................          2,666           107,696
     Drillisch AG ...................................................         10,745           122,872
     Duerr AG .......................................................            505            22,017
     E.ON AG ........................................................         34,364           828,687
     Eckert & Ziegler AG ............................................            837            30,772
     Elmos Semiconductor AG .........................................          1,774            18,932
     ElreingKlinger AG ..............................................          2,547            70,281
    *Euromicron AG ..................................................            463            12,968
    *Evotec AG ......................................................         18,777            62,871
     Fielmann AG ....................................................            103            10,822
     Fraport AG .....................................................          2,352           148,086
    #Freenet AG .....................................................         20,836           268,614
     Fresenius Medical Care AG & Co. KGaA ADR .......................          1,000            72,700
     Fresenius SE & Co. KGaA ........................................          1,142           112,131
    *GAGFAH SA ......................................................          4,662            29,859
     GEA Group AG ...................................................         11,548           316,656
     Gerresheimer AG ................................................          5,778           256,063
     Gerry Weber International AG ...................................          2,100            65,195
    *Gesco AG .......................................................            631            50,885
     GFK SE .........................................................          1,582            73,154
    *Gigaset AG .....................................................         14,453            51,664
    *Gildemeister AG ................................................          9,203           133,644
    *Grammer AG .....................................................          3,754            68,789
     Grenkeleasing AG ...............................................          1,404            77,270
     H&R AG .........................................................          1,202            26,216
     Hamburger Hafen und Logistik AG ................................            933            28,685
     Hannover Rueckversicherung AG ..................................          7,599           374,133

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
   #*Heidelberger Druckmaschinen AG .................................         34,965   $        68,683
     Heidelberger Zement AG .........................................          8,551           387,121
     Henkel AG & Co. KGaA ...........................................          1,143            55,812
     Hochtief AG ....................................................          1,881           136,755
    *Homag Group AG .................................................            168             1,965
     Indus Holding AG ...............................................          3,453            90,115
     Infineon Technologies AG ADR ...................................         51,964           468,715
     Interseroh SE ..................................................            497            34,859
   #*IVG Immobilien AG ..............................................         15,461            68,904
    *Jenoptik AG ....................................................         11,659            77,038
    *K+S AG .........................................................          1,066            67,548
    *Kabel Deutschland Holding AG ...................................            952            53,997
     Kloeckner & Co. SE .............................................         19,070           284,233
     Koenig & Bauer AG ..............................................          1,664            26,084
     Kontron AG .....................................................         11,842            83,816
    #Krones AG ......................................................          2,060           105,014
     KSB AG .........................................................             37            23,440
   #*Kuka AG ........................................................          4,102            78,049
     KWS Saat AG ....................................................            348            70,963
     Lanxess AG .....................................................          6,296           367,724
     Leoni AG .......................................................          4,738           197,800
     Linde AG .......................................................          1,833           290,379
    *Loewe AG .......................................................            280             1,219
    #LPKF Laser & Electronics AG ....................................            494             6,988
     MAN SE .........................................................          3,183           280,455
   #*Manz AG ........................................................            429            12,905
     Merck KGaA .....................................................          3,666           342,092
     Metro AG .......................................................          1,503            69,640
     MLP AG .........................................................          6,737            45,321
    *Morphosys AG ...................................................          3,794            92,432
     MTU Aero Engines Holding AG ....................................          3,629           243,016
     Muehlbauer Holding & Co. AG ....................................            110             4,191
     Munchener Rueckversicherungs-Gesellschaft AG ...................          3,036           406,579
     MVV Energie AG .................................................            320            10,616
     Nemetschek AG ..................................................            206             7,921
   #*Nordex SE ......................................................          7,951            49,166
    #OHB AG .........................................................            406             7,006
    *Paion AG .......................................................          2,436             4,733
    *Patrizia Immobilien AG .........................................          5,434            29,786
     Pfeiffer Vacuum Technology AG ..................................            740            74,788
    *Phoenix Solar AG ...............................................          1,367             9,587
     PNE Wind AG ....................................................         20,016            45,098
    #Praktiker AG ...................................................         11,320            44,815
     PSI AG Gesellschaft Fuer Produkte und Systeme der
        Informationstechnologie .....................................          1,387            32,633
     Puma SE ........................................................            203            65,200
   #*Q-Cells SE .....................................................         20,002            19,861
    *QIAGEN NV ......................................................         10,547           146,696
    *QSC AG .........................................................         16,029            52,691
     R Stahl AG .....................................................            325            10,640
     Rational AG ....................................................            372            85,646
     Repower Systems SE .............................................             51            10,095
     Rheinmetall AG .................................................          7,791           413,187
     Rhoen-Klinikum AG ..............................................         12,526           249,937
     RWE AG .........................................................          7,259           309,429
    *SAF-Holland SA .................................................          5,562            34,299
     Salzgitter AG ..................................................          5,450           308,037
   #*SGL Carbon SE ..................................................          8,682           539,612
    *Singulus Technologies AG .......................................         14,065            53,508
     Sixt AG ........................................................          3,205            67,317
    *SKW Stahl-Metallurgie Holding AG ...............................            773            15,560
    *Sky Deutschland AG .............................................         67,548           199,045

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     Software AG ....................................................          3,426   $       141,885
    #Solarworld AG ..................................................         15,913            77,653
    *Solon SE .......................................................            127               232
     Stada Arzneimittel AG ..........................................          7,281           175,885
     STRATEC Biomedical AG ..........................................            386            15,670
     Suedzucker AG ..................................................          6,185           180,665
   #*Suss Microtec AG ...............................................          3,323            34,831
     Symrise AG .....................................................          5,966           154,430
    *TAG Immobilien AG ..............................................         12,007           102,516
     Takkt AG .......................................................            774             9,844
     ThyssenKrupp AG ................................................         20,871           597,925
    *Tipp24 SE ......................................................            290            13,499
   #*TUI AG .........................................................         23,032           150,235
     United Internet AG .............................................          4,184            82,451
   #*Verbio AG ......................................................          1,930             8,938
     Volkswagen AG ..................................................            582            91,016
     Vossloh AG .....................................................          1,027           107,367
     VTG AG .........................................................          1,420            28,473
    #Wacker Chemie AG ...............................................            249            25,062
     Wacker Neuson SE ...............................................          3,354            41,728
     Washtec AG .....................................................          5,709            72,502
     Wincor Nixdorf AG ..............................................          1,195            66,918
     Wirecard AG ....................................................          5,519            87,785
     XING AG ........................................................             84             7,028
     Zhongde Waste Technology AG ....................................            700             5,223
                                                                                       ---------------
TOTAL GERMANY .......................................................                       22,275,501
                                                                                       ---------------
GREECE -- (0.4%)
    *Agricultural Bank of Greece S.A. ...............................          3,786             1,264
    *Alpha Bank A.E. ................................................         69,920            92,985
    *Attica Bank S.A. ...............................................          1,360               422
    *Bank of Cyprus Public Co., Ltd. S.A. ...........................         43,486            59,550
     Bank of Greece S.A. ............................................          2,709            55,438
     Coca-Cola Hellenic Bottling Co. S.A. ...........................          2,780            54,708
     Coca-Cola Hellenic Bottling Co. S.A. ADR .......................          1,600            31,440
    *Diagnostic & Therapeutic Center of Athens Hygeia S.A. ..........         13,381             5,510
    *EFG Eurobank Ergasias S.A. .....................................         45,521            41,806
     Ellaktor S.A. ..................................................         22,453            41,805
     EYDAP Athens Water Supply & Sewage Co. S.A. ....................          2,339             9,611
    *Folli Follie Group S.A. ........................................          5,836            70,280
    *Fourlis Holdings S.A. ..........................................          6,512            28,055
     Frigoglass S.A. ................................................          3,451            27,141
     GEK Terna S.A. .................................................         11,494            15,836
     Hellenic Exchanges S.A. ........................................         12,347            60,311
     Hellenic Petroleum S.A. ........................................         12,360           108,305
    *Hellenic Telecommunication Organization Co. S.A. ...............         28,200           155,164
     Hellenic Telecommunication Organization Co. S.A. Sponsored ADR .          4,500            12,555
    *Heracles General Cement Co. S.A. ...............................          2,107             6,048
     Intralot S.A.-Integrated Lottery Systems & Services ............         21,273            30,564
     JUMBO S.A. .....................................................         16,799            91,052
    *Lamda Development S.A. .........................................          2,665            10,519
    *Marfin Investment Group S.A. ...................................        127,784            69,256
    *Marfin Popular Bank PCL ........................................        118,253            40,329
     Metka S.A. .....................................................          4,563            42,675
     Motor Oil (Hellas) Corinth Refineries S.A. .....................         10,401            93,579
    *Mytilineos Holdings S.A. .......................................         18,602            85,973
    *National Bank of Greece S.A. ...................................         99,436           229,371
     National Bank of Greece S.A. ADR ...............................         41,442            22,437
     OPAP S.A. ......................................................          1,860            21,482
    *Piraeus Bank S.A. ..............................................        147,955            42,198
     Piraeus Port Authority S.A. ....................................            870            14,026

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GREECE -- (Continued)
    Public Power Corp. S.A. .........................................          2,464   $        21,015
   *Sarantis S.A. ...................................................          1,038             2,970
   *Sidenor Steel Products Manufacturing Co. S.A. ...................          5,520            13,477
   *Teletypos S.A. Mega Channel .....................................          1,037               676
    Terna Energy S.A. ...............................................          6,402            16,131
    Titan Cement Co. S.A. ...........................................          7,733           149,340
   *TT Hellenic Postbank S.A. .......................................         30,534            15,047
   *Viohalco S.A. ...................................................         17,518            78,785
                                                                                       ---------------
TOTAL GREECE ........................................................                        1,969,136
                                                                                       ---------------
HONG KONG -- (2.2%)
    AAC Technologies Holdings, Inc. .................................          8,000            18,353
    Alco Holdings, Ltd. .............................................         68,000            21,363
    Allied Group, Ltd. ..............................................          6,000            15,362
    Allied Properties (H.K.), Ltd. ..................................        650,540            89,809
   *Apac Resources, Ltd. ............................................        600,000            22,060
    APT Satellite Holdings, Ltd. ....................................         78,000            12,934
    Asia Financial Holdings, Ltd. ...................................         98,000            36,011
    Asia Satellite Telecommunications Holdings, Ltd. ................         27,000            50,273
    Asia Standard International Group, Ltd. .........................        230,000            38,116
    Associated International Hotels, Ltd. ...........................         10,000            19,890
   #Bank of East Asia, Ltd. .........................................         26,869            98,134
   *Birmingham International Holdings, Ltd. .........................        326,000             6,378
    BOC Hong Kong Holdings, Ltd. ....................................         25,000            59,069
    Bonjour Holdings, Ltd. ..........................................        168,000            26,549
    Bossini International Holdings, Ltd. ............................        160,000            15,182
   #Brightoil Petroleum Holdings, Ltd. ..............................         79,000            19,157
    Cafe de Coral Holdings, Ltd. ....................................          8,000            18,115
    Cathay Pacific Airways, Ltd. ....................................         69,000           125,247
    Century City International Holdings, Ltd. .......................        213,200            13,801
   *Century Sunshine Group Holdings, Ltd. ...........................        135,000             3,421
   *Chaoyue Group, Ltd. .............................................         15,000               307
   #Cheung Kong Holdings, Ltd. ......................................         31,000           383,095
    Cheung Kong Infrastructure Holdings, Ltd. .......................         11,000            58,854
    Chevalier International Holdings, Ltd. ..........................         20,000            22,273
   *China Billion Resources, Ltd. ...................................        198,000             2,217
   *China Boon Holdings, Ltd. .......................................        300,000             9,251
   *China Energy Development Holdings, Ltd. .........................        232,000             3,232
   *China Flavors & Fragrances Co., Ltd. ............................         16,802             3,188
   *China Infrastructure Investment, Ltd. ...........................        532,000            12,276
    China Metal International Holdings, Ltd. ........................        162,000            28,868
   *China Ocean Shipbuilding Industry Group, Ltd. ...................        125,000             1,855
   *China Public Procurement, Ltd. ..................................        148,000                --
   *China Renji Medical Group, Ltd. .................................      1,318,000            10,179
   *China Resources and Transportation Group, Ltd. ..................      1,100,000            39,056
   *China Solar Energy Holdings, Ltd. ...............................        640,000             5,459
   *China Strategic Holdings, Ltd. ..................................        295,000             6,761
   *China WindPower Group, Ltd. .....................................        730,000            34,225
    Chong Hing Bank, Ltd. ...........................................         31,000            57,687
    Chow Sang Sang Holdings International, Ltd. .....................         17,000            52,217
    Chuang's Consortium International, Ltd. .........................        266,925            26,646
    Citic Telecom International Holdings, Ltd. ......................        103,000            22,836
   *City Telecom, Ltd. ADR ..........................................            200             1,916
    CK Life Sciences International Holdings, Inc. ...................        564,000            24,409
    CNT Group, Ltd. .................................................        406,000            19,236
   *Cosway Corp., Ltd. ..............................................         20,000             2,634
   *CP Lotus Corp., Ltd. ............................................        260,000             7,274
    Cross-Harbour Holdings, Ltd. (The) ..............................          7,000             5,548
    CSI Properties, Ltd. ............................................      1,340,000            32,855
   *CST Mining Group, Ltd. ..........................................      3,752,000            52,018
   *Culture Landmark Investment, Ltd. ...............................        792,000            11,171

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Dah Sing Banking Group, Ltd. ...................................         53,960   $        52,498
     Dah Sing Financial Holdings, Ltd. ..............................         23,800            73,732
     DBA Telecommunication Asia Holdings, Ltd. ......................         76,000            22,529
    *Dejin Resources Group Co., Ltd. ................................        548,000             5,714
     Dickson Concepts International, Ltd. ...........................         43,000            24,672
     EcoGreen Fine Chemicals Group, Ltd. ............................          4,000             1,065
     Emperor Entertainment Hotel, Ltd. ..............................         25,000             4,083
     Emperor International Holdings, Ltd. ...........................        283,750            47,090
     Emperor Watch & Jewellery, Ltd. ................................         50,000             8,140
    *ENM Holdings, Ltd. .............................................        172,000            13,439
     Esprit Holdings, Ltd. ..........................................        105,167           152,107
    *eSun Holdings, Ltd. ............................................        198,000            36,253
     EVA Precision Industrial Holdings, Ltd. ........................         76,000            19,627
     Far East Consortium International, Ltd. ........................        131,000            22,757
     First Pacific Co., Ltd. ........................................         89,200            92,701
    *Foxconn International Holdings, Ltd. ...........................         92,000            61,622
   #*Galaxy Entertainment Group, Ltd. ...............................         51,000           103,139
    *Genting Hong Kong, Ltd. ........................................        400,000           125,336
     Get Nice Holdings, Ltd. ........................................        896,000            39,820
     Giordano International, Ltd. ...................................        242,000           181,616
     Glorious Sun Enterprises, Ltd. .................................        122,000            39,937
     Golden Resources Development International, Ltd. ...............         90,000             4,598
    *Goldin Properties Holdings, Ltd. ...............................         76,000            26,107
     Great Eagle Holdings, Ltd. .....................................         38,349            84,587
    *G-Resources Group, Ltd. ........................................      1,242,000            74,912
     Haitong International Securities Group, Ltd. ...................         28,270            11,022
     Hang Lung Group, Ltd. ..........................................         56,000           339,269
     Hang Lung Properties, Ltd. .....................................         25,000            90,570
    #Hang Seng Bank, Ltd. ...........................................          4,800            61,893
    #Hang Ten Group Holdings, Ltd. ..................................        116,000            25,238
     Hannstar Board International Holdings, Ltd. ....................        152,000            23,919
     Harbour Centre Development, Ltd. ...............................         36,000            40,023
    #Henderson Land Development Co., Ltd. ...........................         76,513           418,222
     HKR International, Ltd. ........................................         86,400            35,724
     Hon Kwok Land Investment Co., Ltd. .............................         62,000            20,284
     Hong Kong & Shanghai Hotels, Ltd. ..............................         79,500           105,897
     Hong Kong Aircraft Engineering Co., Ltd. .......................            400             4,989
     Hong Kong Ferry Holdings, Ltd. .................................         24,000            18,751
     Hongkong Chinese, Ltd. .........................................        164,000            26,017
     Hopewell Holdings, Ltd. ........................................         71,000           184,386
     Hung Hing Printing Group, Ltd. .................................        150,000            35,535
     Hutchison Harbour Ring, Ltd. ...................................        514,000            43,863
     Hutchison Telecommunications Hong Kong Holdings, Ltd. ..........        132,000            46,930
     Hutchison Whampoa, Ltd. ........................................         47,000           429,585
    *IDT International, Ltd. ........................................        434,000             6,090
     IT, Ltd. .......................................................         74,000            46,087
     JLF Investment Co., Ltd. .......................................        120,000             7,467
     Johnson Electric Holdings, Ltd. ................................         90,500            53,044
    #K Wah International Holdings, Ltd. .............................        142,000            38,377
     Keck Seng Investments (Hong Kong), Ltd. ........................         48,000            19,889
     Kerry Properties, Ltd. .........................................         46,500           170,652
     Kin Yat Holdings, Ltd. .........................................         12,000             2,377
    *King Stone Energy Group, Ltd. ..................................         49,000             5,152
     Kingmaker Footwear Holdings, Ltd. ..............................         72,000            11,572
     Kingston Financial Group, Ltd. .................................        388,000            41,195
    *Kowloon Development Co., Ltd. ..................................         84,000            80,828
    *Lai Sun Development Co., Ltd. ..................................      1,720,000            35,944
    *Lai Sun Garment International, Ltd. ............................        138,000            12,691
     Li & Fung, Ltd. ................................................          6,000            11,563
     Li Heng Chemical Fibre Technologies, Ltd. ......................        115,000            11,233
     Lifestyle International Holdings, Ltd. .........................         18,000            48,187

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
    Lippo China Resources, Ltd. .....................................        304,000   $         6,960
    Lippo, Ltd. .....................................................         63,000            20,380
   *Lisi Group Holdings, Ltd. .......................................         98,000             4,553
    Liu Chong Hing Investment, Ltd. .................................         16,000            15,215
    Luk Fook Holdings International, Ltd. ...........................         22,000            94,461
    Lung Kee (Bermuda) Holdings, Ltd. ...............................         38,000            20,088
    Melco International Development, Ltd. ...........................        127,000           101,514
   #Midland Holdings, Ltd. ..........................................         96,584            47,240
   *Ming Fung Jewellery Group, Ltd. .................................        336,000            24,204
    Miramar Hotel & Investment Co., Ltd. ............................         18,000            18,992
   *Mongolia Energy Corp., Ltd. .....................................        297,000            28,884
    MTR Corp., Ltd. .................................................         16,525            53,448
   *Nan Nan Resources Enterprise, Ltd. ..............................         28,000             2,900
    Neo-Neon Holdings, Ltd. .........................................         64,000            10,931
   *New Smart Energy Group, Ltd. ....................................        450,000             5,792
   *New Times Energy Corp., Ltd. ....................................      1,338,000             8,356
    New World Development Co., Ltd. .................................        167,504           176,034
    Neway Group Holdings, Ltd. ......................................        900,000             9,342
    NewOcean Green Energy Holdings, Ltd. ............................        204,000            40,433
   *Next Media, Ltd. ................................................         62,000             5,383
   *Noble Group, Ltd. ...............................................         34,000            41,514
    NWS Holdings, Ltd. ..............................................         92,362           140,055
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd. ..........        265,000            12,795
    Orient Overseas International, Ltd. .............................         20,000            90,391
    Oriental Watch Holdings, Ltd. ...................................        132,000            76,159
    Pacific Andes International Holdings, Ltd. ......................        214,816            20,783
    Pacific Basin Shipping, Ltd. ....................................        315,000           143,631
   *Pacific Century Premium Developments, Ltd. ......................        223,000            33,771
    Pacific Textile Holdings, Ltd. ..................................         34,000            19,133
    Paliburg Holdings, Ltd. .........................................        108,000            33,985
   *Pan Asia Environmental Protection Group, Ltd. ...................         78,000             7,694
    PCCW, Ltd. ......................................................        167,000            66,524
    Pearl Oriental Innovation, Ltd. .................................        178,800            18,210
    Pico Far East Holdings, Ltd. ....................................         40,000             7,122
   *PME Group, Ltd. .................................................         80,000             2,162
   *PNG Resources Holdings, Ltd. ....................................        608,000             8,102
    Polytec Asset Holdings, Ltd. ....................................        415,000            36,329
    Public Financial Holdings, Ltd. .................................         48,000            20,306
    PYI Corp., Ltd. .................................................        992,000            30,470
    Regal Hotels International Holdings, Ltd. .......................        172,000            57,314
   *Richfield Group Holdings, Ltd. ..................................        136,000             8,001
   *Rising Development Holdings, Ltd. ...............................         74,000             9,832
    Royale Furniture Holdings, Ltd. .................................         52,000            15,737
    Samling Global, Ltd. ............................................        288,000            16,555
    SEA Holdings, Ltd. ..............................................         62,000            27,363
   #Shangri-La Asia, Ltd. ...........................................         61,666           123,388
    Shenyin Wanguo, Ltd. ............................................         50,000            14,886
    Shun Tak Holdings, Ltd. .........................................        150,000            70,253
    Singamas Container Holdings, Ltd. ...............................        340,000            76,342
   *Sino Dragon New Energy Holdings, Ltd. ...........................        288,000            16,548
   #Sino Land Co., Ltd. .............................................        185,611           293,402
   *Sino-Tech International Holdings, Ltd. ..........................        900,000            10,400
    SmarTone Telecommunications Holdings, Ltd. ......................         26,000            48,087
    SOCAM Development, Ltd. .........................................         37,768            36,046
   *Soundwill Holdings, Ltd. ........................................         16,000            17,270
    South China (China), Ltd. .......................................        480,000            29,888
    Stella International Holdings, Ltd. .............................         20,000            45,143
    Sun Hung Kai & Co., Ltd. ........................................        120,161            70,117
    Sun Hung Kai Properties, Ltd. ...................................         30,000           411,920
   *Superb Summit International Timber Co., Ltd. ....................        313,000             8,699
   #Sustainable Forest Holdings, Ltd. ...............................        360,000             9,077

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
    *Tack Hsin Holdings, Ltd. .......................................         48,000   $        14,363
     Tai Cheung Holdings, Ltd. ......................................         75,000            51,832
    #Techtronic Industries Co., Ltd. ................................        130,500           112,913
     Texwinca Holdings, Ltd. ........................................         18,000            22,804
    *Titan Petrochemicals Group, Ltd. ...............................        620,000            24,434
     Tongda Group Holdings, Ltd. ....................................        410,000            12,773
    *Tonic Industries Holdings, Ltd. ................................         14,000             1,167
     Town Health International Investments, Ltd. ....................         76,000             7,818
     Transport International Holdings, Ltd. .........................         23,600            48,199
    #United Laboratories International Holdings, Ltd. (The) .........         22,000            16,980
    #Value Partners Group, Ltd. .....................................         13,000             7,481
     Varitronix International, Ltd. .................................         81,000            36,880
     Victory City International Holdings, Ltd. ......................        199,094            21,448
     Vitasoy International Holdings, Ltd. ...........................        100,000            70,591
    *VST Holdings, Ltd. .............................................         62,000             9,864
     VTech Holdings, Ltd. ...........................................          3,000            27,993
    *Wah Nam International Holdings, Ltd. ...........................        405,840            34,392
     Wharf Holdings, Ltd. ...........................................         38,000           202,131
     Wheelock & Co., Ltd. ...........................................         62,000           182,161
     Wing Hang Bank, Ltd. ...........................................          9,500            85,914
   #*Wing Hing International Holdings, Ltd. .........................        630,000            23,998
     Wing On Co. International, Ltd. ................................         30,000            59,651
     Wing Tai Properties, Ltd. ......................................        124,000            42,984
    *Winteam Pharmaceutical Group, Ltd. .............................        200,000            28,409
    #Xinyi Glass Holdings, Ltd. .....................................         76,000            47,694
     YGM Trading, Ltd. ..............................................          2,000             4,674
    #Yue Yuen Industrial Holdings, Ltd. .............................         24,000            68,351
                                                                                       ---------------
TOTAL HONG KONG .....................................................                        9,717,726
                                                                                       ---------------
IRELAND -- (0.7%)
    *Aer Lingus Group P.L.C. ........................................         61,198            60,972
    *Anglo Irish Bank Corp. P.L.C. ..................................        105,210                --
     C&C Group P.L.C. ...............................................         59,057           237,847
     CRH P.L.C. .....................................................          8,597           155,185
     CRH P.L.C. Sponsored ADR .......................................         30,534           562,131
     DCC P.L.C. .....................................................         14,867           411,323
     Dragon Oil P.L.C. ..............................................         41,441           370,437
    *Elan Corp. P.L.C. ..............................................          4,564            54,125
    *Elan Corp. P.L.C. Sponsored ADR ................................          8,300            99,517
     FBD Holdings P.L.C. ............................................          4,499            40,147
     Glanbia P.L.C. .................................................          6,931            45,245
    *Governor & Co. of the Bank of Ireland P.L.C. (The) .............        225,989            31,819
    #Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR
        (The) .......................................................          4,731            27,913
     Grafton Group P.L.C. ...........................................         35,291           136,171
     Greencore Group P.L.C. .........................................         83,339            83,524
    *IFG Group P.L.C. ...............................................          4,480             6,997
    *Independent News & Media P.L.C. ................................          1,274               487
     Irish Continental Group P.L.C. .................................          1,234            25,170
    *Kenmare Resources P.L.C. .......................................         71,237            46,080
     Kerry Group P.L.C. Series A ....................................          5,424           201,149
     Kingspan Group P.L.C. ..........................................         24,842           220,700
     Paddy Power P.L.C. .............................................          3,568           196,262
    *Smurfit Kappa Group P.L.C. .....................................         19,999           137,143
    *United Drug P.L.C. .............................................         42,385           130,800
                                                                                       ---------------
TOTAL IRELAND .......................................................                        3,281,144
                                                                                       ---------------
ISRAEL -- (0.6%)
    *Africa Israel Investments, Ltd. ................................          8,980            36,439
     Alon Holdings Blue Square Israel, Ltd. .........................          1,554             9,137
    *AL-ROV Israel, Ltd. ............................................            798            20,194
    *Alvarion, Ltd. .................................................          9,464            10,960

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
    *AudioCodes, Ltd. ...............................................          4,091   $        14,531
     Bank Hapoalim B.M. .............................................        103,202           400,017
     Bank Leumi Le-Israel B.M. ......................................         66,474           230,353
     Cellcom Israel, Ltd. ...........................................            515            11,346
    *Ceragon Networks, Ltd. .........................................          2,827            28,532
    *Clal Biotechnology Industries, Ltd. ............................          1,815             9,514
     Clal Industries & Investments, Ltd. ............................          8,743            41,223
     Clal Insurance Enterprises Holdings, Ltd. ......................          2,210            38,434
     Delek Automotive Systems, Ltd. .................................            824             6,309
     DS Apex Holdings, Ltd. .........................................            436             2,195
     Elbit Systems, Ltd. ............................................            879            38,909
     Electra, Ltd. ..................................................            122            11,769
    *Elron Electronic Industries, Ltd. ..............................          1,825             7,245
    *EZchip Semiconductor, Ltd. .....................................          1,999            71,373
    *First International Bank of Israel, Ltd. .......................          3,089            32,186
     Formula Systems (1985), Ltd. ...................................            480             7,449
     Frutarom Industries, Ltd. ......................................          4,837            44,460
     Fundtech, Ltd. .................................................            481            10,980
    *Gilat Satellite Networks, Ltd. .................................          2,176             8,390
    *Given Imaging, Ltd. ............................................          1,795            27,489
     Golf & Co., Ltd. ...............................................          2,258            10,144
     Granite Hacarmel Investments, Ltd. .............................         12,581            20,026
    *Hadera Paper, Ltd. .............................................            183             8,867
     Harel Insurance Investments & Finances, Ltd. ...................          1,188            51,375
    *Hot Telecommunications Systems, Ltd. ...........................          3,182            41,784
     Israel Chemicals, Ltd. .........................................          5,296            62,798
    *Israel Discount Bank, Ltd. Series A ............................         74,601           123,311
     Ituran Location & Control, Ltd. ................................          2,289            29,772
    *Jerusalem Oil Exploration, Ltd. ................................          1,054            16,319
    *Kamada, Ltd. ...................................................            897             5,452
   #*Kardan Yazamut .................................................          1,703               338
     Matrix IT, Ltd. ................................................            142               731
    *Mellanox Technologies, Ltd. ....................................          1,981            62,831
    *Menorah Mivtachim Holdings, Ltd. ...............................          3,087            27,812
     Migdal Insurance & Financial Holding, Ltd. .....................         30,975            44,687
     Mizrahi Tefahot Bank, Ltd. .....................................          9,312            80,128
    *Naphtha Israel Petroleum Corp., Ltd. ...........................          3,799            12,306
    *NICE Systems, Ltd. Sponsored ADR ...............................          3,569           127,627
    *Nitsba Holdings 1995, Ltd. .....................................            480             4,107
    *Oil Refineries, Ltd. ...........................................         67,422            38,676
     Ormat Industries, Ltd. .........................................          8,240            49,979
     Osem Investments, Ltd. .........................................            395             5,472
     Partner Communications Co., Ltd. ...............................          1,214            14,414
     Paz Oil Co., Ltd. ..............................................            378            53,691
     Phoenix Holdings, Ltd. (The) ...................................         12,198            33,444
     Rami Levi Chain Stores Hashikma Marketing 2006, Ltd. ...........            783            25,714
    *Retalix, Ltd. ..................................................          1,391            20,626
     Shikun & Binui, Ltd. ...........................................          8,983            17,798
     Super-Sol, Ltd. Series B .......................................          3,148            13,580
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR .............         12,719           519,571
    *Tower Semiconductor, Ltd. ......................................          9,386             7,514
     Union Bank of Israel, Ltd. .....................................          3,077            11,373
                                                                                       ---------------
TOTAL ISRAEL ........................................................                        2,661,701
                                                                                       ---------------
ITALY -- (2.1%)
     A2A SpA ........................................................         12,377            16,922
     ACEA SpA .......................................................          3,054            23,155
     Acegas-APS SpA .................................................          2,087            10,862
     Alerion Cleanpower SpA .........................................            966             6,321
    #Amplifon SpA ...................................................         10,160            48,816
     Ansaldo STS SpA ................................................          6,534            69,127

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     Arnoldo Mondadori Editore SpA ..................................         21,374   $        43,899
     Ascopiave SpA ..................................................          8,381            17,107
     Assicurazioni Generali SpA .....................................         12,534           224,259
     Astaldi SpA ....................................................          8,235            48,474
     Atlantia SpA ...................................................          1,520            23,152
     Autogrill SpA ..................................................          6,656            76,980
     Azimut Holding SpA .............................................         10,087            78,626
    #Banca Carige SpA ...............................................         47,920            93,663
     Banca Generali SpA .............................................          6,800            67,985
     Banca IFIS SpA .................................................          3,017            17,375
     Banca Monte Dei Paschi di Siena SpA ............................        258,824           120,185
     Banca Piccolo Credito Valtellinese Scarl .......................         52,726           152,903
    #Banca Popolare dell'Emilia Romagna Scarl .......................         27,842           224,488
    *Banca Popolare dell'Etruria e del Lazio Scarl ..................         14,680            28,832
   #*Banca Popolare di Milano Scarl .................................         52,397            32,245
     Banca Popolare di Sondrio Scarl ................................         23,307           177,803
     Banca Profilo SpA ..............................................         35,778            13,952
     Banco di Desio e della Brianza SpA .............................          6,850            29,298
     Banco Popolare Scarl ...........................................        114,305           169,641
    #BasicNet SpA ...................................................          6,641            21,064
    #Benetton Group SpA .............................................         10,770            61,964
     Brembo SpA .....................................................          6,992            74,435
    *Brioschi Sviluppo Immobiliare SpA ..............................         10,866             1,801
    *Buongiorno SpA .................................................         30,662            42,804
   #*Buzzi Unicem SpA ...............................................         11,031           100,856
     C.I.R. SpA - Compagnie Industriali Riunite .....................         63,215           126,386
     Cairo Communication SpA ........................................          3,024            12,171
     Caltagirone Editore SpA ........................................          9,089            16,197
     Cementir Holding SpA ...........................................         14,591            34,192
     Credito Artigiano SpA ..........................................          7,928             9,871
     Credito Bergamasco SpA .........................................            474            13,217
     Credito Emiliano SpA ...........................................         18,445            78,456
     Danieli & Co. SpA ..............................................          1,971            49,946
     Datalogic SpA ..................................................          3,058            22,882
     Davide Campari - Milano SpA ....................................         23,376           180,591
     De Longhi SpA ..................................................          4,556            49,788
    *DeA Capital SpA ................................................         39,176            81,879
     DiaSorin SpA ...................................................          3,048            98,666
    *Digital Multimedia Technologies SpA ............................          1,405            34,909
    *EEMS Italia SpA ................................................          3,301             3,473
     Engineering Ingegneria Informatica SpA .........................            514            16,906
     Eni SpA ........................................................         16,556           365,952
    #Eni SpA Sponsored ADR ..........................................         10,306           453,670
     ERG SpA ........................................................         10,104           124,314
     Esprinet SpA ...................................................          3,327            13,625
    *Eurotech SpA ...................................................          5,432            12,946
    #Falck Renewables SpA ...........................................         38,352            43,614
    *Fiat Industrial SpA ............................................         10,964            95,458
    *Fiat SpA .......................................................         36,175           221,516
     Finmeccanica SpA ...............................................         53,705           368,103
    *Fondiaria - Sai SpA ............................................         24,985            54,893
    *Gemina SpA .....................................................        123,796           105,377
     Geox SpA .......................................................          7,588            30,268
     Gruppo Editoriale L'Espresso SpA ...............................         23,990            42,373
     Hera SpA .......................................................         30,863            50,464
     Immsi SpA ......................................................         22,556            19,524
     Impregilo SpA ..................................................        125,178           368,184
     Indesit Co. SpA ................................................          5,641            38,514
     Industria Macchine Automatiche SpA .............................            132             2,585
     Interpump Group SpA ............................................          7,628            48,915
     Intesa Sanpaolo SpA ............................................        130,459           230,260

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     Iren SpA .......................................................         20,180   $        24,409
    #Italcementi SpA ................................................         16,526           109,901
     Italmobiliare SpA ..............................................          1,299            36,376
   #*Juventus Football Club SpA .....................................          3,670             3,051
     KME Group SpA ..................................................         36,247            16,413
    #Landi Renzo SpA ................................................          7,410            15,119
    *Lottomatica SpA ................................................          7,064           134,851
     Luxottica Group SpA Sponsored ADR ..............................            300             8,802
     Maire Tecnimont SpA ............................................         22,029            36,317
     MARR SpA .......................................................          1,671            17,920
     Mediaset SpA ...................................................         15,919            58,652
     Mediobanca SpA .................................................          7,393            58,555
    *Mediolanum SpA .................................................          3,408            13,061
    *Milano Assicurazioni SpA .......................................         70,329            29,992
     Parmalat SpA ...................................................        151,680           336,906
     Piaggio & C. SpA ...............................................         25,137            83,544
    #Pirelli & Co. SpA ..............................................         27,466           242,399
    *Poltrona Frau SpA ..............................................          2,894             3,474
    *Prelios SpA ....................................................        120,610            35,397
    *Premafin Finanziaria SpA .......................................         32,033            10,396
     Prysmian SpA ...................................................          8,594           129,917
   #*RCS MediaGroup SpA .............................................          7,902             7,595
     Recordati SpA ..................................................         16,583           144,365
     Reply SpA ......................................................            296             6,903
     Sabaf SpA ......................................................            760            14,575
    *Safilo Group SpA ...............................................          5,975            49,511
     Saipem SpA .....................................................          2,014            89,990
    *Saras SpA ......................................................         26,403            43,415
     SAVE SpA .......................................................          7,283            66,363
     Societa Cattolica di Assicurazioni Scrl ........................          6,979           155,354
     Societa Iniziative Autostradali e Servizi SpA ..................          8,046            66,497
     Sogefi SpA .....................................................          1,729             5,986
     Sol SpA ........................................................             99               619
    *Sorin SpA ......................................................         63,354           132,422
    *Telecom Italia Media SpA .......................................         98,726            22,853
     Telecom Italia SpA .............................................        224,285           279,073
     Telecom Italia SpA Sponsored ADR ...............................         32,914           409,121
     Tenaris SA ADR .................................................          2,700            85,887
     Terna Rete Elettrica Nazionale SpA .............................          6,851            26,329
     Tod's SpA ......................................................            549            54,801
     Trevi Finanziaria SpA ..........................................          4,862            54,212
     UniCredit SpA ..................................................        267,933           310,906
     Unione di Banche Italiane ScpA .................................         54,375           206,026
    *Unipol Gruppo Finanziario SpA ..................................        119,365            48,944
     Vianini Lavori SpA .............................................          1,509             8,214
     Vittoria Assicurazioni SpA .....................................          3,490            14,787
   #*Yoox SpA .......................................................          2,309            33,064
     Zignago Vetro SpA ..............................................          2,507            16,690
                                                                                       ---------------
TOTAL ITALY .........................................................                        9,399,033
                                                                                       ---------------
JAPAN -- (20.3%)
     77 Bank, Ltd. (The) ............................................         59,000           232,396
    *A&D Co., Ltd. ..................................................          2,300             8,377
     Accordia Golf Co., Ltd. ........................................            214           157,555
     Achilles Corp. .................................................         12,000            16,643
     Adeka Corp. ....................................................         16,300           163,011
    *Aderans Co., Ltd. ..............................................          4,600            47,246
     Advan Co., Ltd. ................................................          2,600            23,622
     Advantest Corp. ADR ............................................          1,800            21,132
     AEON Co., Ltd. .................................................         23,300           304,734
     Aeon Fantasy Co., Ltd. .........................................            900            12,658

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    Ahresty Corp. ...................................................          3,500   $        21,425
    Ai Holdings Corp. ...............................................          7,700            32,280
    Aica Kogyo Co., Ltd. ............................................          5,800            78,462
    Aichi Bank, Ltd. (The) ..........................................          1,200            66,603
    Aichi Corp. .....................................................         10,300            40,974
    Aichi Machine Industry Co., Ltd. ................................         15,000            46,112
    Aichi Steel Corp. ...............................................         17,000            89,380
    Aichi Tokei Denki Co., Ltd. .....................................          5,000            15,560
    Aida Engineering, Ltd. ..........................................         14,800            73,855
    Aigan Co., Ltd. .................................................          4,200            21,051
    Aiphone Co., Ltd. ...............................................          1,700            29,685
    Air Water, Inc. .................................................          3,000            38,083
    Airport Facilities Co., Ltd. ....................................          6,100            23,263
    Aisan Industry Co., Ltd. ........................................          3,600            33,539
    Aisin Seiki Co., Ltd. ...........................................          3,500           110,694
    Ajinomoto Co., Inc. .............................................         33,000           369,415
   #Akebono Brake Industry Co., Ltd. ................................          7,800            37,103
    Akita Bank, Ltd. (The) ..........................................         26,000            74,492
    Alconix Corp. ...................................................          1,000            21,792
    Alfresa Holdings Corp. ..........................................          5,000           187,333
    ALLIED TELESIS HOLDINGS K.K. ....................................         20,700            17,110
    Alpen Co., Ltd. .................................................          3,000            51,469
    Alpha Systems, Inc. .............................................          1,300            18,346
    Alpine Electronics, Inc. ........................................          7,400            86,895
    Alps Electric Co., Ltd. .........................................         18,600           140,059
    Alps Logistics Co., Ltd. ........................................          2,000            18,088
    Altech Corp. ....................................................            600             5,009
    Amada Co., Ltd. .................................................         36,000           238,831
    Amano Corp. .....................................................         10,100            85,012
    Amiyaki Tei Co., Ltd. ...........................................              6            14,650
    Amuse, Inc. .....................................................            200             2,579
   #Anritsu Corp. ...................................................          6,000            67,839
    AOC Holdings, Inc. ..............................................          8,000            45,902
   #AOI Electronic Co., Ltd. ........................................          1,000            13,508
    AOKI Holdings, Inc. .............................................          3,400            45,306
    Aomori Bank, Ltd. (The) .........................................         38,000           109,585
    Aoyama Trading Co., Ltd. ........................................         11,300           178,501
    Aozora Bank, Ltd. ...............................................         87,000           219,938
    Arakawa Chemical Industries, Ltd. ...............................          2,600            21,639
    Arc Land Sakamoto Co., Ltd. .....................................          3,500            64,073
    Arcs Co., Ltd. ..................................................          6,689           119,092
   *Argo Graphics, Inc. .............................................            500             6,274
    Ariake Japan Co., Ltd. ..........................................          3,200            55,476
    Arisawa Manufacturing Co., Ltd. .................................          6,500            28,887
    Arnest One Corp. ................................................          4,000            39,464
    As One Corp. ....................................................          3,100            59,234
    Asahi Co., Ltd. .................................................          2,700            59,816
    Asahi Diamond Industrial Co., Ltd. ..............................          3,000            44,178
    Asahi Glass Co., Ltd. ...........................................          9,000            78,812
    Asahi Group Holdings, Ltd. ......................................          2,000            40,942
    Asahi Holdings, Inc. ............................................          1,100            21,619
    Asahi Kasei Corp. ...............................................         20,000           118,607
    Asahi Kogyosha Co., Ltd. ........................................          2,000             8,183
    Asahi Organic Chemicals Industry Co., Ltd. ......................         15,000            38,762
   *ASAHI TEC Corp. .................................................        213,000            62,217
   #Asatsu-DK, Inc. .................................................          4,500           105,612
   *Ashimori Industry Co., Ltd. .....................................          6,000             8,003
    Asics Corp. .....................................................          5,000            66,286
    ASKA Pharmaceutical Co., Ltd. ...................................          5,000            36,302
    Astellas Pharma, Inc. ...........................................          1,000            36,573
    Asunaro Aoki Construction Co., Ltd. .............................          3,500            17,711

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
   #*Atom Corp. .....................................................          4,000   $        13,665
     Atsugi Co., Ltd. ...............................................         40,000            47,083
     Autobacs Seven Co., Ltd. .......................................          4,400           201,480
     Avex Group Holdings, Inc. ......................................          3,700            43,773
     Awa Bank, Ltd. (The) ...........................................         31,000           206,041
     Bando Chemical Industries, Ltd. ................................         15,000            58,267
     Bank of Iwate, Ltd. (The) ......................................          2,600           117,990
     Bank of Kyoto, Ltd. (The) ......................................         18,000           152,900
     Bank of Nagoya, Ltd. (The) .....................................         25,000            79,121
     Bank of Okinawa, Ltd. (The) ....................................          3,100           123,759
     Bank of Saga, Ltd. (The) .......................................         29,000            68,744
     Bank of the Ryukyus, Ltd. ......................................          9,500           116,177
     Bank of Yokohama, Ltd. (The) ...................................         71,000           325,068
     Belc Co., Ltd. .................................................          3,000            43,154
     Belluna Co., Ltd. ..............................................          2,100            16,409
     Benesse Holdings, Inc. .........................................            400            17,379
    *Best Denki Co., Ltd. ...........................................         10,000            27,348
     Bic Camera, Inc. ...............................................            104            55,053
     BML, Inc. ......................................................            700            16,856
     Bookoff Corp. ..................................................          2,500            20,620
     Bridgestone Corp. ..............................................          1,200            28,137
     Brother Industries, Ltd. .......................................          6,400            83,526
     Bunka Shutter Co., Ltd. ........................................         10,000            31,327
     CAC Corp. ......................................................          5,800            42,721
     Calsonic Kansei Corp. ..........................................         13,000            76,283
     Canon Electronics, Inc. ........................................          1,900            46,203
     Canon Marketing Japan, Inc. ....................................          7,600            90,095
    #Casio Computer Co., Ltd. .......................................         12,600            77,188
     Cawachi, Ltd. ..................................................          3,900            74,122
     Central Glass Co., Ltd. ........................................         34,000           151,987
     Central Sports Co., Ltd. .......................................            500             5,847
     Century Tokyo Leasing Corp. ....................................          6,900           137,954
     Chiba Bank, Ltd. (The) .........................................         42,000           256,971
    *Chiba Kogyo Bank, Ltd. (The) ...................................          9,400            51,090
     Chino Corp. ....................................................          4,000             9,926
     Chiyoda Co., Ltd. ..............................................          4,200            74,219
    #Chiyoda Corp. ..................................................          2,000            23,031
     Chiyoda Integre Co., Ltd. ......................................          3,600            47,689
     Chofu Seisakusho Co., Ltd. .....................................          2,600            66,308
     Chori Co., Ltd. ................................................         47,000            51,708
     Chubu Shiryo Co., Ltd. .........................................          5,000            30,620
     Chudenko Corp. .................................................          3,600            38,970
     Chuetsu Pulp & Paper Co., Ltd. .................................         20,000            30,385
     Chugai Ro Co., Ltd. ............................................         13,000            38,209
     Chugoku Bank, Ltd. (The) .......................................         24,000           314,370
     Chugoku Marine Paints, Ltd. ....................................         11,000            77,424
     Chukyo Bank, Ltd. (The) ........................................         18,000            42,975
     Chuo Denki Kogyo Co., Ltd. .....................................          3,100            11,871
    #Chuo Mitsui Trust Holdings, Inc. ...............................         38,000           130,041
     Chuo Spring Co., Ltd. ..........................................          5,000            16,993
     Circle K Sunkus Co., Ltd. ......................................          8,700           141,845
     Citizen Holdings Co., Ltd. .....................................         34,900           185,111
     CKD Corp. ......................................................          7,600            51,025
     Cleanup Corp. ..................................................          4,000            23,862
     CMIC Co., Ltd. .................................................            200             3,317
    *CMK Corp. ......................................................         12,800            46,860
     Coca-Cola Central Japan Co., Ltd. ..............................          4,400            58,395
     Coca-Cola West Co., Ltd. .......................................          8,000           142,871
     Cocokara fine, Inc. ............................................          3,000            74,574
     Colowide Co., Ltd. .............................................          4,000            25,841
     Computer Engineering & Consulting, Ltd. ........................          1,700             7,949

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     COMSYS Holdings Corp. ..........................................         20,300   $       198,700
     Corona Corp. ...................................................          5,500            95,753
     Cosel Co., Ltd. ................................................          2,200            30,710
     Cosmo Oil Co., Ltd. ............................................         70,000           175,118
     Credit Saison Co., Ltd. ........................................         14,200           277,097
     Dai Nippon Printing Co., Ltd. ..................................         37,000           387,554
     Dai Nippon Toryo, Ltd. .........................................         29,000            29,892
     Daibiru Corp. ..................................................          7,400            49,988
    #Daicel Chemical Industries, Ltd. ...............................         35,000           198,679
     Dai-Dan Co., Ltd. ..............................................          4,000            26,075
     Daido Kogyo Co., Ltd. ..........................................         11,000            19,322
     Daido Metal Co., Ltd. ..........................................          7,000            71,569
     Daido Steel Co., Ltd. ..........................................         27,000           163,613
     Daidoh, Ltd. ...................................................          4,600            45,358
    *Daiei, Inc. (The) ..............................................         14,600            55,378
     Daifuku Co., Ltd. ..............................................         16,000            83,006
     Daihatsu Motor Co., Ltd. .......................................          3,000            52,792
     Daihen Corp. ...................................................         11,000            37,674
   #*Daiichi Chuo K.K. ..............................................         15,000            20,197
     Daiichi Jitsugyo Co., Ltd. .....................................         11,000            44,628
    #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd. ........................            700            29,880
     Daiichi Kogyo Seiyaku Co., Ltd. ................................         11,000            31,807
     Dai-ichi Life Insurance Co., Ltd. (The) ........................             40            45,552
     Daiichi Sankyo Co., Ltd. .......................................          3,800            73,814
     Daiken Corp. ...................................................         20,000            61,056
     Daiki Aluminium Industry Co., Ltd. .............................          1,000             3,289
     Daikoku Denki Co., Ltd. ........................................          1,300            11,640
     Daikokutenbussan Co., Ltd. .....................................            400            11,480
    *Daikyo, Inc. ...................................................         30,000            51,144
     Dainichi Co., Ltd. .............................................            800             8,918
     Dainichiseika Colour & Chemicals Manufacturing Co., Ltd. .......         18,000            80,856
     Dainippon Screen Manufacturing Co., Ltd. .......................         12,000            92,142
     Dainippon Sumitomo Pharma Co., Ltd. ............................          8,100            88,765
     Daio Paper Corp. ...............................................         14,000           105,229
     Daisan Bank, Ltd. (The) ........................................         27,000            56,876
     Daiseki Co., Ltd. ..............................................            600            10,972
     Daishi Bank, Ltd. (The) ........................................         57,000           181,378
     Daiso Co., Ltd. ................................................         13,000            43,576
     Daisyo Corp. ...................................................          2,000            23,677
     Daito Bank, Ltd. (The) .........................................         23,000            16,314
     Daito Electron Co., Ltd. .......................................          1,200             9,216
     Daito Trust Construction Co., Ltd. .............................            500            44,300
     Daiwa House Industry Co., Ltd. .................................         27,000           338,334
     Daiwa Industries, Ltd. .........................................          8,000            39,506
     Daiwa Securities Group, Inc. ...................................        104,447           365,457
     Daiwabo Holdings Co., Ltd. .....................................         28,000            65,717
     DC Co., Ltd. ...................................................          3,400             9,627
     DCM Holdings Co., Ltd. .........................................         15,100           120,773
     DeNa Co., Ltd. .................................................            400            17,265
     Denki Kagaku Kogyo K.K. ........................................         61,000           232,035
     Denki Kogyo Co., Ltd. ..........................................         13,000            49,241
     Denso Corp. ....................................................          5,500           169,143
     Dentsu, Inc. ...................................................          1,600            48,176
     Denyo Co., Ltd. ................................................          5,100            72,707
     Descente, Ltd. .................................................         15,000            84,783
     DIC Corp. ......................................................         17,000            32,100
    #Disco Corp. ....................................................            800            42,257
     Don Quijote Co., Ltd. ..........................................            600            21,979
     Doshisha Co., Ltd. .............................................          3,300            81,984
     Doutor Nichires Holdings Co., Ltd. .............................          4,900            58,581
     Dowa Holdings Co., Ltd. ........................................         14,000            84,014

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     DTS Corp. ......................................................          6,800   $        80,057
     Duskin Co., Ltd. ...............................................          9,900           192,381
    #Dwango Co., Ltd. ...............................................             18            31,891
     Dydo Drinco, Inc. ..............................................          1,400            53,181
     eAccess, Ltd. ..................................................            164            44,291
     Eagle Industry Co., Ltd. .......................................          3,000            33,461
     Ebara Corp. ....................................................         40,000           146,085
    #Edion Corp. ....................................................         10,600            84,813
     Ehime Bank, Ltd. (The) .........................................         43,000           124,268
     Eighteenth Bank, Ltd. (The) ....................................         22,000            56,323
     Eiken Chemical Co., Ltd. .......................................          3,400            43,004
     Eizo Nanao Corp. ...............................................          2,800            53,680
    #Elematec Corp. .................................................          3,700            60,824
   #*Elpida Memory, Inc. ............................................         31,600           196,427
     Enplas Corp. ...................................................          2,700            57,578
     ESPEC Corp. ....................................................          5,400            33,874
     Exedy Corp. ....................................................          2,400            69,529
     Ezaki Glico Co., Ltd. ..........................................          4,000            47,510
     F&A Aqua Holdings, Inc. ........................................          2,600            25,082
     Faith, Inc. ....................................................            176            18,507
     FALCO SD HOLDINGS Co., Ltd. ....................................            400             3,742
     Fancl Corp. ....................................................          6,400            89,319
     FCC Co., Ltd. ..................................................          1,800            38,031
    *FDK Corp. ......................................................         15,000            15,949
    *FIDEA Holdings Co., Ltd. .......................................         32,400            84,642
    *First Baking Co., Ltd. .........................................          4,000             3,935
     Foster Electric Co., Ltd. ......................................          3,600            52,717
     France Bed Holdings Co., Ltd. ..................................         19,000            26,348
     F-Tech, Inc. ...................................................          1,200            14,508
   #*Fudo Tetra Corp. ...............................................         27,000            57,046
     Fuji Co., Ltd. .................................................          1,400            30,892
     Fuji Corp, Ltd. ................................................          7,200            33,963
     Fuji Electric Holdings Co., Ltd. ...............................         59,000           172,166
     Fuji Electronics Co., Ltd. .....................................          1,700            22,409
     Fuji Furukawa Engineering & Construction Co., Ltd. .............          2,000             3,692
     Fuji Heavy Industries, Ltd. ....................................         33,000           209,162
     Fuji Oil Co., Ltd. .............................................          3,600            51,099
     Fuji Seal International, Inc. ..................................          1,200            22,711
    #Fuji Soft, Inc. ................................................          3,100            49,170
     Fuji Television Network, Inc. ..................................             26            37,198
     Fujibo Holdings, Inc. ..........................................         23,000            44,707
     Fujicco Co., Ltd. ..............................................          3,000            37,091
     FUJIFILM Holdings Corp. ........................................         10,300           252,084
     Fujikura Kasei Co., Ltd. .......................................          7,100            33,378
     Fujikura, Ltd. .................................................         65,000           207,465
     Fujimi, Inc. ...................................................          5,300            63,447
     Fujimori Kogyo Co., Ltd. .......................................          2,800            44,744
     Fujitec Co., Ltd. ..............................................         15,000            75,875
     Fujitsu Frontech, Ltd. .........................................          3,600            24,238
    #Fujitsu General, Ltd. ..........................................          1,000             5,913
     Fujitsu, Ltd. ..................................................          8,000            42,781
     FuKoKu Co., Ltd. ...............................................          1,100             9,420
    #Fukuda Corp. ...................................................         17,000            60,879
     Fukui Bank, Ltd. (The) .........................................         34,000            98,409
     Fukuoka Financial Group, Inc. ..................................         43,000           166,497
     Fukushima Bank, Ltd. ...........................................         32,000            15,365
     Fukusima Industries Corp. ......................................          1,200            14,384
     Fukuyama Transporting Co., Ltd. ................................         22,000           112,951
     Funai Consulting, Inc. .........................................          3,700            24,604
     Funai Electric Co., Ltd. .......................................          3,300            64,860
    *Furukawa Co., Ltd. .............................................         57,000            55,221

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    Furukawa Electric Co., Ltd. .....................................         11,000   $        30,726
   #Furukawa-Sky Aluminum Corp. .....................................         12,000            35,488
    Furusato Industries, Ltd. .......................................            600             4,605
    Fuso Pharmaceutical Industries, Ltd. ............................         14,000            35,852
    Futaba Corp. ....................................................          4,700            88,649
    Futaba Industrial Co., Ltd. .....................................          9,400            59,910
    Fuyo General Lease Co., Ltd. ....................................          4,300           147,752
    Gakken Holdings Co., Ltd. .......................................         14,000            24,763
    Gecoss Corp. ....................................................          5,100            19,737
    GEO Co., Ltd. ...................................................             43            43,299
   #GLOBERIDE, Inc. .................................................          5,000             5,209
    Glory, Ltd. .....................................................         10,000           214,041
   #GMO Internet, Inc. ..............................................          5,000            21,551
    Godo Steel, Ltd. ................................................         34,000            80,440
    Goldcrest Co., Ltd. .............................................          2,280            41,830
    Goldwin, Inc. ...................................................          7,000            22,905
   *Gourmet Kineya Co., Ltd. ........................................          7,000            36,795
    GS Yuasa Corp. ..................................................          7,000            36,671
   *GSI Creos Corp. .................................................         26,000            32,024
    Gulliver International Co., Ltd. ................................            920            40,646
    Gun Ei Chemical Industry Co., Ltd. ..............................         12,000            32,130
    Gunma Bank, Ltd. (The) ..........................................         48,000           245,659
    Gunze, Ltd. .....................................................         29,000            87,952
   #H2O Retailing Corp. .............................................         18,000           129,860
    Hachijuni Bank, Ltd. (The) ......................................         39,000           216,831
    Hakudo Co., Ltd. ................................................          1,500            14,261
    Hakuhodo DY Holdings, Inc. ......................................          2,910           158,112
    Hakuto Co., Ltd. ................................................          3,000            27,218
    Hamakyorex Co., Ltd. ............................................          1,600            45,778
    Hamamatsu Photonics K.K. ........................................          1,400            53,266
    Hankyu Hanshin Holdings, Inc. ...................................         36,000           152,014
    Hanwa Co., Ltd. .................................................         34,000           142,273
    Harashin Narus Holdings Co., Ltd. ...............................          3,000            47,242
    Haruyama Trading Co., Ltd. ......................................            300             1,357
   *Haseko Corp. ....................................................         15,500             9,745
   *Hayashikane Sangyo Co., Ltd. ....................................          1,000               805
   *Hazama Corp. ....................................................          2,800             5,036
    Heiwa Corp. .....................................................          1,700            28,171
    Heiwa Real Estate Co., Ltd. .....................................         27,000            58,507
    Heiwado Co., Ltd. ...............................................          4,500            54,486
    Hibiya Engineering, Ltd. ........................................          5,900            57,863
    Hiday Hidaka Corp. ..............................................          1,900            28,745
    Higashi-Nippon Bank, Ltd. .......................................         24,000            48,409
    Higo Bank, Ltd. (The) ...........................................         27,000           147,419
    Hikari Tsushin, Inc. ............................................          3,800            88,468
    Hino Motors, Ltd. ...............................................         12,000            70,475
    Hioki EE Corp. ..................................................            500             9,095
    Hirose Electric Co., Ltd. .......................................            700            67,081
   #Hiroshima Bank, Ltd. (The) ......................................         60,000           266,889
    HIS Co., Ltd. ...................................................          1,300            33,598
    Hisaka Works, Ltd. ..............................................          7,000            82,899
    Hisamitsu Pharmaceutical Co., Inc. ..............................            600            24,143
    Hitachi Business Solution Co., Ltd. .............................            200             1,706
   *Hitachi Cable, Ltd. .............................................         27,000            63,806
    Hitachi Capital Corp. ...........................................         10,700           130,752
   #Hitachi Construction Machinery Co., Ltd. ........................          1,500            28,853
    Hitachi High-Technologies Corp. .................................          6,900           144,192
    Hitachi Koki Co., Ltd. ..........................................          9,300            69,746
    Hitachi Kokusai Electric, Inc. ..................................          8,000            59,578
    Hitachi Medical Corp. ...........................................          5,000            54,086
    Hitachi Tool Engineering, Ltd. ..................................          4,800            47,648

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    Hitachi Transport System, Ltd. ..................................          7,300   $       127,022
    Hitachi Zosen Corp. .............................................         35,000            47,321
    Hitachi, Ltd. ...................................................          4,000            21,433
    Hitachi, Ltd. ADR ...............................................          4,900           264,992
   #Hodogaya Chemical Co., Ltd. .....................................         11,000            35,810
    Hogy Medical Co., Ltd. ..........................................          1,200            50,843
    Hokkaido Gas Co., Ltd. ..........................................          1,000             3,375
    Hokkan Holdings, Ltd. ...........................................          8,000            24,640
    Hokko Chemical Industry Co., Ltd. ...............................          2,000             5,674
    Hokkoku Bank, Ltd. (The) ........................................         48,000           161,667
    Hokuetsu Bank, Ltd. (The) .......................................         31,000            58,200
    Hokuetsu Kishu Paper Co., Ltd. ..................................         25,000           164,549
    Hokuhoku Financial Group, Inc. ..................................        138,000           257,908
    Hokuriku Electric Industry Co., Ltd. ............................          5,000             7,751
    Hokuto Corp. ....................................................          1,800            37,178
    Honda Motor Co., Ltd. Sponsored ADR .............................         12,559           375,514
   #Honeys Co., Ltd. ................................................          1,350            19,436
    Horiba, Ltd. ....................................................          2,200            69,788
    Horipro, Inc. ...................................................          1,800            15,307
    Hoshizaki Electric Co., Ltd. ....................................            900            20,112
    Hosiden Corp. ...................................................         10,400            71,685
    Hosokawa Micron Corp. ...........................................         10,000            42,040
   #House Foods Corp. ...............................................          9,400           170,398
   *Howa Machinery, Ltd. ............................................         10,000             7,898
    Hyakugo Bank, Ltd. (The) ........................................         40,000           155,557
    Hyakujishi Bank, Ltd. (The) .....................................         41,000           157,003
    Ibiden Co., Ltd. ................................................          2,000            44,165
    IBJ Leasing Co., Ltd. ...........................................          5,200           116,377
    Ichibanya Co., Ltd. .............................................            400            12,030
    Ichikoh Industries, Ltd. ........................................         11,000            18,116
    Ichinen Holdings Co., Ltd. ......................................          1,000             4,886
    Ichiyoshi Securities Co., Ltd. ..................................          5,500            31,839
    Icom, Inc. ......................................................          2,000            48,883
   *Idec Corp. ......................................................          4,600            47,576
    Idemitsu Kosan Co., Ltd. ........................................          1,700           159,016
    Ihara Chemical Industry Co., Ltd. ...............................          7,000            24,744
    IHI Corp. .......................................................         47,000           107,066
    Iida Home Max Co., Ltd. .........................................          4,800            38,781
   #Iino Kaiun Kaisha, Ltd. .........................................         10,200            48,011
    Ikyu Corp. ......................................................             16             7,061
    Imasen Electric Industrial Co., Ltd. ............................          3,600            44,714
    Imperial Hotel, Ltd. ............................................            200             4,812
    Inaba Denki Sangyo Co., Ltd. ....................................          4,100           117,268
    Inaba Seisakusho Co., Ltd. ......................................          1,600            18,042
    Inabata & Co., Ltd. .............................................         12,000            65,089
    Inageya Co., Ltd. ...............................................          3,000            34,134
    Ines Corp. ......................................................         10,100            65,940
   #Innotech Corp. ..................................................          4,400            30,487
    Inpex Corp. .....................................................             22           145,246
    Intage, Inc. ....................................................            500             9,820
    Inui Steamship Co., Ltd. ........................................          4,100            16,041
   *Iseki & Co., Ltd. ...............................................         36,000            79,083
    Isetan Mitsukoshi Holdings, Ltd. ................................         24,100           245,482
   *Ishihara Sangyo Kaisha, Ltd. ....................................         90,000           108,778
    Ishii Iron Works Co., Ltd. ......................................          3,000             5,304
   #Isuzu Motors, Ltd. ..............................................         45,000           190,747
    IT Holdings Corp. ...............................................         12,700           130,465
    ITC Networks Corp. ..............................................          3,700            22,732
    ITOCHU Corp. ....................................................         15,000           148,357
    Itochu Enex Co., Ltd. ...........................................          8,200            42,554
    Itochu Techno-Solutions Corp. ...................................            600            25,979

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Itochu-Shokuhin Co., Ltd. ......................................          1,600   $        54,998
     Itoham Foods, Inc. .............................................         25,000            86,081
     Itoki Corp. ....................................................          4,300             9,472
     Iwai Cosmo Holdings, Inc. ......................................          3,500            11,922
    *Iwasaki Electric Co., Ltd. .....................................         14,000            31,637
     Iwatani International Corp. ....................................         15,000            51,756
     Iyo Bank, Ltd. (The) ...........................................         28,000           262,689
     Izumiya Co., Ltd. ..............................................         14,000            63,308
     J. Front Retailing Co., Ltd. ...................................         60,000           262,735
    *Janome Sewing Machine Co., Ltd. ................................         23,000            16,329
     Japan Airport Terminal Co., Ltd. ...............................          7,100            93,924
     Japan Aviation Electronics Industry, Ltd. ......................         10,000            69,632
     Japan Business Computer Co., Ltd. ..............................          6,000            38,574
     Japan Carlit Co., Ltd. .........................................            900             4,617
     Japan Cash Machine Co., Ltd. ...................................          2,000            16,501
     Japan Digital Laboratory Co., Ltd. .............................          4,500            42,576
     Japan Petroleum Exploration Co., Ltd. ..........................            300            11,849
     Japan Pulp & Paper Co., Ltd. ...................................          7,000            23,485
     Japan Steel Works, Ltd. (The) ..................................          1,000             6,853
     Japan Transcity Corp. ..........................................         11,000            32,445
     Japan Vilene Co., Ltd. .........................................          6,000            24,932
     Japan Wool Textile Co., Ltd. (The) .............................         13,000           104,615
     Jastec Co., Ltd. ...............................................          4,400            28,692
     JBIS Holdings, Inc. ............................................          4,600            14,843
     Jeol, Ltd. .....................................................          9,000            23,832
     JFE Holdings, Inc. .............................................          9,164           174,414
     JFE Shoji Holdings, Inc. .......................................         22,000            89,242
     Jidosha Buhin Kogyo Co., Ltd. ..................................          3,000            16,430
     JMS Co., Ltd. ..................................................          7,000            21,363
    *Joban Kosan Co., Ltd. ..........................................         11,000            11,137
     J-Oil Mills, Inc. ..............................................         19,000            54,686
     Joshin Denki Co., Ltd. .........................................          5,000            53,243
     Joyo Bank, Ltd. (The) ..........................................         38,000           159,213
     JS Group Corp. .................................................          7,900           165,656
     JSP Corp. ......................................................          6,600            96,876
     JSR Corp. ......................................................          3,200            61,088
     JTEKT Corp. ....................................................         12,600           137,783
    #Juki Corp. .....................................................         17,000            37,983
     Juroku Bank, Ltd. ..............................................         50,000           149,534
   #*JVC Kenwood Holdings, Inc. .....................................         15,470            62,852
     JX Holdings, Inc. ..............................................         45,070           262,528
    #kabu.com Securities Co., Ltd. ..................................          6,400            17,991
    #Kadokawa Holdings, Inc. ........................................          2,600            81,012
     Kaga Electronics Co., Ltd. .....................................          4,100            39,381
     Kagome Co., Ltd. ...............................................          1,900            36,082
     Kagoshima Bank, Ltd. (The) .....................................         21,000           137,510
    #Kajima Corp. ...................................................         26,843            86,173
     Kakaku.com, Inc. ...............................................          1,000            39,595
     Kaken Pharmaceutical Co., Ltd. .................................          2,000            25,103
     Kameda Seika Co., Ltd. .........................................          1,400            26,386
     Kamei Corp. ....................................................          9,000            58,400
     Kamigumi Co., Ltd. .............................................         30,000           261,957
     Kanagawa Chuo Kotsu Co., Ltd. ..................................          6,000            31,283
     Kanamoto Co., Ltd. .............................................          5,000            33,868
     Kandenko Co., Ltd. .............................................         16,000            70,294
     Kaneka Corp. ...................................................         34,000           182,367
    *Kanematsu Corp. ................................................         60,000            50,590
     Kanematsu Electronics, Ltd. ....................................          2,100            20,973
     Kansai Paint Co., Ltd. .........................................          2,000            18,774
     Kanto Auto Works, Ltd. .........................................          4,900            40,596
    #Kanto Denka Kogyo Co., Ltd. ....................................          6,000            29,412

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Kanto Natural Gas Development Co., Ltd. ........................          7,000   $        36,252
     Kasai Kogyo Co., Ltd. ..........................................          8,000            47,116
     Kasumi Co., Ltd. ...............................................         11,800            75,122
     Katakura Industries Co., Ltd. ..................................          2,500            24,847
     Kato Sangyo Co., Ltd. ..........................................          3,700            72,273
     Kato Works Co., Ltd. ...........................................         19,000            48,925
     KAWADA TECHNOLOGIES, Inc. ......................................            200             2,996
     Kawasaki Heavy Industries, Ltd. ................................         24,000            61,193
     Kawasaki Kisen Kaisha, Ltd. ....................................        103,000           210,082
     Kawasumi Laboratories, Inc. ....................................          5,000            29,701
     Keihan Electric Railway Co., Ltd. ..............................          9,000            41,154
     Keihin Corp. ...................................................          7,300           112,598
     Keisei Electric Railway Co., Ltd. ..............................          3,000            20,199
     Keiyo Bank, Ltd. (The) .........................................         46,000           223,468
    #Keiyo Co., Ltd. ................................................          3,000            17,467
    *Kenedix, Inc. ..................................................            403            59,744
     Kewpie Corp. ...................................................          5,000            68,176
     Key Coffee, Inc. ...............................................          4,700            83,315
     Kikkoman Corp. .................................................         10,000           110,583
    #Kimoto Co., Ltd. ...............................................          4,600            36,253
     Kinden Corp. ...................................................         18,000           147,813
    *Kinki Sharyo Co., Ltd. .........................................          7,000            23,313
     Kintetsu World Express, Inc. ...................................          1,800            54,834
   #*Kinugawa Rubber Industrial Co., Ltd. ...........................          1,000             7,547
     Kirin Holdings Co., Ltd. .......................................          6,680            81,727
    #Kisoji Co., Ltd. ...............................................          2,500            44,797
     Kissei Pharmaceutical Co., Ltd. ................................          4,000            75,132
     Kitagawa Iron Works Co., Ltd. ..................................         22,000            31,903
     Kita-Nippon Bank, Ltd. (The) ...................................            800            18,575
     Kitano Construction Corp. ......................................         17,000            36,765
     Kito Corp. .....................................................             12             8,340
     Kitz Corp. .....................................................         18,000            82,682
     Kiyo Holdings, Inc. ............................................        119,000           167,988
     Koa Corp. ......................................................          8,600            84,002
     Koatsu Gas Kogyo Co., Ltd. .....................................          8,000            44,800
     Kobe Steel, Ltd. ...............................................        135,000           225,782
    #Kohnan Shoji Co., Ltd. .........................................          6,000           104,018
     Koito Manufacturing Co., Ltd. ..................................          7,000           105,512
    #Kojima Co., Ltd. ...............................................          9,400            64,436
     Kokuyo Co., Ltd. ...............................................         13,600           101,284
     Komai Tekko, Inc. ..............................................         12,000            29,792
     Komatsu Seiren Co., Ltd. .......................................          9,000            40,724
     Komatsu Wall Industry Co., Ltd. ................................          1,800            16,397
     Komeri Co., Ltd. ...............................................          1,100            34,656
     Komori Corp. ...................................................         11,000            68,684
     Konaka Co., Ltd. ...............................................          4,400            15,550
     Konami Corp. ADR ...............................................            200             6,586
     Konica Minolta Holdings, Inc. ..................................         28,000           203,674
     Konishi Co., Ltd. ..............................................          2,500            32,860
     Kose Corp. .....................................................          2,700            64,333
     KRS Corp. ......................................................          1,700            18,865
     K's Holdings Corp. .............................................          2,880           120,941
     KU Holdings Co., Ltd. ..........................................            400             1,901
     Kubota Corp. Sponsored ADR .....................................            720            29,527
    *Kumagai Gumi Co., Ltd. .........................................         34,000            30,372
    #Kumiai Chemical Industry Co., Ltd. .............................         10,000            35,299
     Kura Corp. .....................................................            400             5,083
     Kurabo Industries, Ltd. ........................................         21,000            39,824
     Kureha Corp. ...................................................         21,000            93,789
     Kurimoto, Ltd. .................................................         27,000            40,582
     Kurita Water Industries, Ltd. ..................................            200             5,507

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Kuroda Electric Co., Ltd. ......................................          7,400   $        80,577
     Kurosaki Harima Corp. ..........................................         15,000            51,055
    #KYB Co., Ltd. ..................................................          9,000            51,718
     Kyocera Corp. Sponsored ADR ....................................          1,252           111,378
     Kyodo Printing Co., Ltd. .......................................          9,000            20,500
     Kyodo Shiryo Co., Ltd. .........................................         18,000            19,875
     Kyoei Steel, Ltd. ..............................................          2,400            42,442
     Kyokuto Kaihatsu Kogyo Co., Ltd. ...............................          5,700            30,919
     Kyokuto Securities Co., Ltd. ...................................          7,300            46,085
    #Kyokuyo Co., Ltd. ..............................................         18,000            40,442
     KYORIN Holdings, Inc. ..........................................          3,000            55,202
     Kyoritsu Maintenance Co., Ltd. .................................          2,000            32,211
     Kyosan Electric Manufacturing Co., Ltd. ........................         10,000            44,196
     Kyoto Kimono Yuzen Co., Ltd. ...................................          1,000            11,633
     Kyowa Exeo Corp. ...............................................         12,200           107,314
     Kyowa Hakko Kirin Co., Ltd. ....................................         14,000           157,780
     Kyudenko Corp. .................................................          8,000            48,387
    *Laox Co., Ltd. .................................................         11,000             5,378
     Lawson, Inc. ...................................................            800            45,016
     LEC, Inc. ......................................................            200             3,777
   #*Leopalace21 Corp. ..............................................         22,400            61,097
     Life Corp. .....................................................          1,000            17,456
     Lintec Corp. ...................................................          6,400           135,200
     Lion Corp. .....................................................          6,000            33,440
    *Look, Inc. .....................................................          8,000            17,505
     Mabuchi Motor Co., Ltd. ........................................          2,500           109,572
     Macnica, Inc. ..................................................          3,000            63,393
    #Macromill, Inc. ................................................          2,000            23,434
     Maeda Corp. ....................................................         25,000            91,142
     Maeda Road Construction Co., Ltd. ..............................         14,000           139,228
     Maezawa Kasei Industries Co., Ltd. .............................          3,200            34,491
     Maezawa Kyuso Industries Co., Ltd. .............................          2,100            28,099
     Makino Milling Machine Co., Ltd. ...............................         19,000           126,118
    #Makita Corp. Sponsored ADR .....................................          1,988            74,272
     Mandom Corp. ...................................................            900            22,981
     Mars Engineering Corp. .........................................          2,800            44,395
     Marubeni Corp. .................................................          7,000            40,744
     Marubun Corp. ..................................................          2,700            10,418
     Marudai Food Co., Ltd. .........................................         27,000            89,972
     Maruetsu, Inc. (The) ...........................................          9,000            31,718
     Maruha Nichiro Holdings, Inc. ..................................         35,000            63,217
     Marui Group Co., Ltd. ..........................................         27,600           214,569
     Maruichi Steel Tube, Ltd. ......................................          6,300           141,117
     Marusan Securities Co., Ltd. ...................................         11,900            42,750
     Maruwa Co., Ltd. ...............................................          1,800            77,877
     Maruwn Corp. ...................................................          5,100            12,224
     Maruyama Manufacturing Co., Inc. ...............................         11,000            24,431
     Maruzen Showa Unyu Co., Ltd. ...................................          6,000            19,615
     Matsuda Sangyo Co., Ltd. .......................................          2,200            32,491
     Matsui Construction Co., Ltd. ..................................          7,000            27,697
    *Matsui Securities Co., Ltd. ....................................          5,600            26,353
     Matsumotokiyoshi Holdings Co., Ltd. ............................          5,800           109,879
   #*Matsuya Co., Ltd. ..............................................          2,100            12,205
     Matsuya Foods Co., Ltd. ........................................          2,100            39,975
     Max Co., Ltd. ..................................................          6,000            71,681
     Maxvalu Tokai Co., Ltd. ........................................          1,500            20,276
   #*Mazda Motor Corp. ..............................................         97,000           203,889
     MEC Co., Ltd. ..................................................          3,400            12,062
     Medipal Holdings Corp. .........................................         16,700           155,782
     Megachips Corp. ................................................          2,300            31,731
     Megmilk Snow Brand Co., Ltd. ...................................          3,900            74,974

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
   #Meidensha Corp. .................................................         13,000   $        48,945
    Meiji Holdings Co., Ltd. ........................................          4,050           177,562
    Meitec Corp. ....................................................            600            11,173
    Meito Sangyo Co., Ltd. ..........................................          1,100            14,063
   #Meiwa Estate Co., Ltd. ..........................................          2,000             9,140
    Meiwa Trading Co., Ltd. .........................................         11,100            31,278
    Melco Holdings, Inc. ............................................          2,100            58,431
    Michinoku Bank, Ltd. (The) ......................................         19,000            36,674
    Mie Bank, Ltd. (The) ............................................         23,000            53,065
    Mikuni Coca-Cola Bottling Co., Ltd. .............................          4,500            38,892
    Milbon Co., Ltd. ................................................            110             3,376
    Mimasu Semiconductor Industry Co., Ltd. .........................          4,000            33,501
    Minato Bank, Ltd. (The) .........................................         33,000            56,686
   *Minebea Co., Ltd. ...............................................         35,000           124,725
    Ministop Co., Ltd. ..............................................          5,100            91,742
    Miraca Holdings, Inc. ...........................................            800            30,510
    Mirait Holdings Corp. ...........................................          9,710            74,278
   *Misawa Homes Co., Ltd. ..........................................          4,500            26,834
    Misumi Group, Inc. ..............................................          3,400            70,745
    Mito Securities Co., Ltd. .......................................          9,000            11,910
   *Mitsuba Corp. ...................................................          9,000            71,858
    Mitsubishi Chemical Holdings Corp. ..............................         32,500           197,011
    Mitsubishi Corp. ................................................         22,300           458,643
    Mitsubishi Gas Chemical Co., Inc. ...............................         13,789            89,997
    Mitsubishi Heavy Industries, Ltd. ...............................         49,000           199,652
    Mitsubishi Kakoki Kaisha, Ltd. ..................................          7,000            13,443
    Mitsubishi Logistics Corp. ......................................         14,000           153,962
    Mitsubishi Materials Corp. ......................................         70,800           188,196
   *Mitsubishi Paper Mills, Ltd. ....................................         31,000            29,272
    Mitsubishi Pencil Co., Ltd. .....................................          4,125            70,929
    Mitsubishi Shokuhin Co., Ltd. ...................................            400             9,283
    Mitsubishi Steel Manufacturing Co., Ltd. ........................         36,000            96,370
    Mitsubishi Tanabe Pharma Corp. ..................................          3,600            62,270
    Mitsubishi UFJ Financial Group, Inc. ............................        224,300           974,794
    Mitsubishi UFJ Financial Group, Inc. ADR ........................         16,850            72,960
    Mitsuboshi Belting, Ltd. ........................................         13,000            68,208
    Mitsui & Co., Ltd. ..............................................         18,700           272,918
    Mitsui & Co., Ltd. Sponsored ADR ................................            471           138,945
    Mitsui Chemicals, Inc. ..........................................         43,000           141,027
   #Mitsui Engineering & Shipbuilding Co., Ltd. .....................        135,000           214,423
    Mitsui Fudosan Co., Ltd. ........................................          9,000           149,673
    Mitsui High-Tec, Inc. ...........................................          8,600            38,706
    Mitsui Home Co., Ltd. ...........................................          6,000            30,112
    Mitsui Knowledge Industry Co., Ltd. .............................             78            12,430
    Mitsui Matsushima Co., Ltd. .....................................         29,000            50,791
    Mitsui Mining & Smelting Co., Ltd. ..............................         73,000           198,955
    Mitsui O.S.K. Lines, Ltd. .......................................         74,000           285,123
    Mitsui Sugar Co., Ltd. ..........................................         17,000            70,824
    Mitsui-Soko Co., Ltd. ...........................................         17,000            59,555
    Mitsumi Electric Co., Ltd. ......................................         14,700           116,654
    Mitsuuroko Co., Ltd. ............................................          3,000            17,846
   #Miura Co., Ltd. .................................................          1,100            29,512
    Miyachi Corp. ...................................................            600             5,063
    Miyazaki Bank, Ltd. (The) .......................................         29,000            61,164
    Miyoshi Oil & Fat Co., Ltd. .....................................         20,000            26,207
    Mizuho Financial Group, Inc. ....................................        366,560           513,070
    Mizuno Corp. ....................................................         14,000            67,844
    Mochida Pharmaceutical Co., Ltd. ................................          3,000            30,665
    Modec, Inc. .....................................................          1,600            27,932
    Monex Group, Inc. ...............................................            438            66,927
   #Mori Seiki Co., Ltd. ............................................          7,600            68,527

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    Morinaga & Co., Ltd. ............................................         18,000   $        42,563
    Morinaga Milk Industry Co., Ltd. ................................         37,000           146,457
    Morita Holdings Corp. ...........................................          5,000            26,930
    Mory Industries, Inc. ...........................................          7,000            26,191
    MOS Food Services, Inc. .........................................          1,400            26,701
    Moshi Moshi Hotline, Inc. .......................................          3,300            31,722
    Mr Max Corp. ....................................................          8,900            33,595
    MS&AD Insurance Group Holdings, Inc. ............................         10,982           215,097
    Murakami Corp. ..................................................          2,000            19,860
    Murata Manufacturing Co., Ltd. ..................................          2,100           117,302
    Musashino Bank, Ltd. ............................................          5,100           162,181
    Nabtesco Corp. ..................................................          3,600            78,846
    Nachi-Fujikoshi Corp. ...........................................         27,000           149,641
    Nagaileben Co., Ltd. ............................................          1,800            24,806
    Nagano Bank, Ltd. (The) .........................................         12,000            24,343
    Nagase & Co., Ltd. ..............................................         13,700           154,238
    Nagatanien Co., Ltd. ............................................          2,000            21,827
    Nagoya Railroad Co., Ltd. .......................................         11,000            28,758
    Nakabayashi Co., Ltd. ...........................................          9,000            21,010
    Nakamuraya Co., Ltd. ............................................         10,083            51,337
   *Nakayama Steel Works, Ltd. ......................................         31,000            30,767
    Namco Bandai Holdings, Inc. .....................................         19,200           278,392
   #Nankai Electric Railway Co., Ltd. ...............................          9,000            36,824
    Nanto Bank, Ltd. (The) ..........................................         25,000           133,269
    Natori Co., Ltd. ................................................            700             7,327
    NEC Capital Solutions, Ltd. .....................................          1,400            20,079
   *NEC Corp. .......................................................        170,000           378,276
    NEC Fielding, Ltd. ..............................................          1,600            19,354
    NEC Mobiling, Ltd. ..............................................          3,000           100,166
    NEC Networks & System Integration Corp. .........................          4,900            73,677
    Net One Systems Co., Ltd. .......................................             27            70,227
    Neturen Co., Ltd. ...............................................          7,200            53,951
    NGK Insulators, Ltd. ............................................          2,000            23,056
    NGK Spark Plug Co., Ltd. ........................................          4,000            49,583
    NHK Spring Co., Ltd. ............................................          9,000            82,370
    Nice Holdings, Inc. .............................................          9,000            18,275
    Nichia Steel Works, Ltd. ........................................         10,000            25,386
    Nichias Corp. ...................................................         11,000            59,750
    Nichiban Co., Ltd. ..............................................          9,000            30,220
    Nichicon Corp. ..................................................          8,600           101,544
    Nichiden Corp. ..................................................          1,400            45,279
    Nichiha Corp. ...................................................          6,300            73,432
    Nichii Gakkan Co. ...............................................          5,400            53,943
    Nichirei Corp. ..................................................         38,000           168,668
    Nichireki Co., Ltd. .............................................          7,000            34,300
    Nidec Sankyo Corp. ..............................................          6,000            38,194
   #Nidec Tosok Corp. ...............................................          3,200            38,474
    Nifco, Inc. .....................................................          2,800            73,028
    NIFTY Corp. .....................................................             17            19,726
    Nihon Chouzai Co., Ltd. .........................................            720            26,319
   #Nihon Dempa Kogyo Co., Ltd. .....................................          2,400            32,817
    Nihon Eslead Corp. ..............................................            700             5,863
    Nihon Kohden Corp. ..............................................          2,100            49,027
    Nihon Nohyaku Co., Ltd. .........................................         12,000            52,732
    Nihon Parkerizing Co., Ltd. .....................................          3,000            40,386
    Nihon Unisys, Ltd. ..............................................          9,100            51,523
    Nihon Yamamura Glass Co., Ltd. ..................................         28,000            64,716
    Nikkiso Co., Ltd. ...............................................          8,000            66,523
    Nikko Co., Ltd. .................................................          2,000             7,333
    Nintendo Co., Ltd. ..............................................            400            60,348
    Nippo Corp. .....................................................          9,000            79,261

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nippon Beet Sugar Manufacturing Co., Ltd. ......................         30,000   $        61,797
    #Nippon Carbide Industries Co., Inc. ............................         11,000            16,119
     Nippon Carbon Co., Ltd. ........................................         16,000            47,132
     Nippon Ceramic Co., Ltd. .......................................          3,600            65,524
     Nippon Chemical Industrial Co., Ltd. ...........................         18,000            32,035
     Nippon Chemi-Con Corp. .........................................         24,000            91,420
    #Nippon Chemiphar Co., Ltd. .....................................          5,000            19,493
     Nippon Coke & Engineering Co., Ltd. ............................         28,000            38,120
     Nippon Denko Co., Ltd. .........................................         11,000            58,668
     Nippon Densetsu Kogyo Co., Ltd. ................................          6,000            59,533
     Nippon Denwa Shisetu Co., Ltd. .................................         10,000            31,882
     Nippon Electric Glass Co., Ltd. ................................         24,000           215,309
     Nippon Express Co., Ltd. .......................................         48,000           185,565
     Nippon Filcon Co., Ltd. ........................................          1,800             9,442
     Nippon Fine Chemical Co., Ltd. .................................          4,800            30,619
     Nippon Flour Mills Co., Ltd. ...................................         20,000            89,463
   #*Nippon Formula Feed Manufacturing Co., Ltd. ....................         18,000            23,732
     Nippon Gas Co., Ltd. ...........................................          2,700            41,172
     Nippon Hume Corp. ..............................................          2,000             7,478
     Nippon Kayaku Co., Ltd. ........................................         17,000           166,329
    *Nippon Kinzoku Co., Ltd. .......................................         16,000            26,897
     Nippon Koei Co., Ltd. ..........................................         12,000            42,229
     Nippon Konpo Unyu Soko Co., Ltd. ...............................          9,000            92,669
     Nippon Koshuha Steel Co., Ltd. .................................         18,000            18,983
     Nippon Light Metal Co., Ltd. ...................................         78,000           113,184
     Nippon Meat Packers, Inc. ......................................         13,000           162,038
   #*Nippon Metal Industry Co., Ltd. ................................         10,000             9,781
     Nippon Paint Co., Ltd. .........................................         11,000            83,754
    #Nippon Paper Group, Inc. .......................................         11,824           270,990
     Nippon Pillar Packing Co., Ltd. ................................          4,000            25,555
    *Nippon Piston Ring Co., Ltd. ...................................         10,000            19,183
     Nippon Road Co., Ltd. (The) ....................................         25,000            64,425
     Nippon Seiki Co., Ltd. .........................................          8,000            80,375
     Nippon Seisen Co., Ltd. ........................................          6,000            30,772
     Nippon Sheet Glass Co., Ltd. ...................................        118,000           254,448
     Nippon Shinyaku Co., Ltd. ......................................          8,000            93,038
     Nippon Shokubai Co., Ltd. ......................................         14,000           142,789
     Nippon Signal Co., Ltd. ........................................         11,900            87,199
     Nippon Soda Co., Ltd. ..........................................         28,000           128,892
     Nippon Steel Corp. .............................................         25,472            66,411
     Nippon Steel Trading Co., Ltd. .................................         18,000            46,834
     Nippon Suisan Kaisha, Ltd. .....................................         31,200           105,392
     Nippon Synthetic Chemical Industry Co., Ltd. (The) .............          8,000            44,440
     Nippon Television Network Corp. ................................            280            39,630
     Nippon Thompson Co., Ltd. ......................................         10,000            64,409
     Nippon Valqua Industries, Ltd. .................................         16,000            40,152
    *Nippon Yakin Kogyo Co., Ltd. ...................................         16,000            28,025
     Nippon Yusen K.K. ..............................................         93,217           235,098
    #Nipro Corp. ....................................................         14,400           122,088
     Nishimatsu Construction Co., Ltd. ..............................         56,000            91,990
     Nishimatsuya Chain Co., Ltd. ...................................          5,300            40,954
     Nishi-Nippon Bank, Ltd. ........................................         83,000           226,349
     Nishi-Nippon Railroad Co., Ltd. ................................          5,000            23,041
     Nissan Chemical Industries, Ltd. ...............................          1,600            15,718
     Nissan Motor Co., Ltd. .........................................         37,900           348,481
     Nissan Shatai Co., Ltd. ........................................         16,000           143,446
     Nissei Corp. ...................................................          5,400            48,720
     Nissen Holdings Co., Ltd. ......................................          7,300            44,184
    #Nissha Printing Co., Ltd. ......................................          3,700            43,600
     Nisshin Fudosan Co., Ltd. ......................................          4,700            26,638
     Nisshin Oillio Group, Ltd. (The) ...............................         19,000            84,950

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    Nisshin Seifun Group, Inc. ......................................         12,500   $       153,632
    Nisshin Steel Co., Ltd. .........................................         97,000           153,535
    Nisshinbo Holdings, Inc. ........................................         25,000           226,967
    Nissin Corp. ....................................................         11,000            25,630
    Nissin Electric Co., Ltd. .......................................          4,000            24,602
   #Nissin Foods Holdings Co., Ltd. .................................          1,000            38,518
    Nissin Kogyo Co., Ltd. ..........................................          3,300            46,502
    Nissui Pharmaceutical Co., Ltd. .................................          3,400            29,099
    Nitori Holdings Co., Ltd. .......................................            300            28,691
    Nitta Corp. .....................................................          5,900           107,097
    Nittan Valve Co., Ltd. ..........................................          4,200            13,815
    Nittetsu Mining Co., Ltd. .......................................         18,000            73,067
    Nitto Boseki Co., Ltd. ..........................................         33,000            98,748
    Nitto Denko Corp. ...............................................          1,600            67,213
    Nitto Kogyo Corp. ...............................................          7,600            87,887
    Nitto Kohki Co., Ltd. ...........................................          2,400            54,367
    Nitto Seiko Co., Ltd. ...........................................          7,000            17,916
   #Nittoc Construction Co., Ltd. ...................................          2,000             2,375
    NKSJ Holdings, Inc. .............................................         24,050           480,995
    Noevir Holdings Co., Ltd. .......................................          3,900            43,559
    NOF Corp. .......................................................         28,000           131,257
    Nohmi Bosai, Ltd. ...............................................          5,000            30,942
    NOK Corp. .......................................................          3,300            55,848
    Nomura Co., Ltd. ................................................          9,000            26,483
    Nomura Holdings, Inc. ...........................................         62,400           237,755
    Nomura Holdings, Inc. ADR .......................................          7,820            29,794
    Nomura Real Estate Holdings, Inc. ...............................          7,800           125,741
    Nomura Research Institute, Ltd. .................................          1,100            24,739
    Noritake Co., Ltd. ..............................................         15,000            47,768
   *Noritsu Koki Co., Ltd. ..........................................          2,900            13,041
    Noritz Corp. ....................................................          1,700            34,554
    NS Solutions Corp. ..............................................          1,900            41,340
   *NS United Kaiun Kaisha, Ltd. ....................................         19,000            28,440
    NSD Co., Ltd. ...................................................          1,900            15,136
    NSK, Ltd. .......................................................         18,000           136,020
    NTN Corp. .......................................................         23,000           101,590
    NTT Data Corp. ..................................................              7            23,467
    NTT DoCoMo, Inc. ................................................             42            74,594
   #NTT DoCoMo, Inc. Sponsored ADR ..................................          3,100            55,149
    Obara Corp. .....................................................          3,300            41,144
    Obayashi Corp. ..................................................         32,000           146,915
    Obayashi Road Corp. .............................................          6,000            14,598
    Obic Co., Ltd. ..................................................            300            56,718
    Oenon Holdings, Inc. ............................................         11,000            24,877
    Ogaki Kyoritsu Bank, Ltd. (The) .................................         53,000           164,305
    Ohara, Inc. .....................................................          1,500            14,571
    Oiles Corp. .....................................................          1,080            19,390
    Oita Bank, Ltd. (The) ...........................................         22,000            62,440
    OJI Paper Co., Ltd. .............................................         41,000           202,797
    Okabe Co., Ltd. .................................................          6,500            31,695
    Okamoto Industries, Inc. ........................................         14,000            57,222
    Okamura Corp. ...................................................          8,000            48,531
    Okasan Securities Group, Inc. ...................................         34,000           104,369
   *Oki Electric Industry Co., Ltd. .................................         41,000            34,894
    Okinawa Electric Power Co., Ltd. ................................            700            28,543
   *OKK Corp. .......................................................         17,000            19,352
    OKUMA Corp. .....................................................          7,000            51,523
    Okumura Corp. ...................................................         30,000           118,407
    Okura Industrial Co., Ltd. ......................................          5,000            18,498
    Okuwa Co., Ltd. .................................................          4,000            55,806
    Olympic Corp. ...................................................          2,300            20,386

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Omron Corp. ....................................................          2,400   $        51,723
    #Ono Pharmaceutical Co., Ltd. ...................................          1,100            59,809
    *ONO Sokki Co., Ltd. ............................................          1,000             2,727
     Onoken Co., Ltd. ...............................................          4,800            39,049
     Onward Holdings Co., Ltd. ......................................         22,000           161,964
     Optex Co., Ltd. ................................................          2,700            32,846
     Organo Corp. ...................................................          7,000            54,897
     Origin Electric Co., Ltd. ......................................          7,000            25,426
     Osaka Organic Chemical Industry, Ltd. ..........................          2,300            10,819
     Osaka Steel Co., Ltd. ..........................................          2,600            43,755
     Osaka Titanium Technologies Co., Ltd. ..........................            500            27,540
     Osaki Electric Co., Ltd. .......................................          7,000            62,205
     OSG Corp. ......................................................          6,400            82,011
     Otsuka Corp. ...................................................            500            34,732
     Oyo Corp. ......................................................          2,100            20,920
     Pacific Industrial Co., Ltd. ...................................         15,000            74,824
     Pacific Metals Co., Ltd. .......................................         25,000           144,420
     Pack Corp. (The) ...............................................          1,500            22,537
     Pal Co., Ltd. ..................................................          1,550            56,338
    *Paltac Corp. ...................................................            900            16,048
     PanaHome Corp. .................................................         18,000           124,067
     Panasonic Corp. Sponsored ADR ..................................         26,680           267,867
    *Paramount Bed Holdings Co., Ltd. ...............................          2,000            47,378
     Parco Co., Ltd. ................................................          9,400            70,459
     Paris Miki Holdings, Inc. ......................................          1,800            14,524
     Park24 Co., Ltd. ...............................................          2,100            24,145
     Pasona Group, Inc. .............................................             25            24,168
    #Penta-Ocean Construction Co., Ltd. .............................         46,000           146,170
    #PGM Holdings K.K. ..............................................             67            44,027
     Pigeon Corp. ...................................................          1,400            51,725
     Pilot Corp. ....................................................             24            49,309
     Piolax, Inc. ...................................................          1,700            36,769
    *Pioneer Electronic Corp. .......................................         22,000            88,215
     Plenus Co., Ltd. ...............................................          2,800            43,081
     Press Kogyo Co., Ltd. ..........................................         16,000            74,810
     Pressance Corp. ................................................          2,600            34,420
     Prima Meat Packers, Ltd. .......................................         35,000            45,673
     Pronexus, Inc. .................................................          6,000            29,454
     Raito Kogyo Co., Ltd. ..........................................         11,300            47,003
    *Rasa Industries, Ltd. ..........................................          9,000            14,556
    *Renesas Electronics Corp. ......................................          9,200            64,252
     Rengo Co., Ltd. ................................................         27,000           178,195
   #*Renown, Inc. ...................................................         15,900            30,028
     Resorttrust, Inc. ..............................................          3,300            49,364
     Rhythm Watch Co., Ltd. .........................................         21,000            28,601
     Ricoh Co., Ltd. ................................................         44,000           360,624
     Ricoh Leasing Co., Ltd. ........................................          2,600            56,864
     Right On Co., Ltd. .............................................          3,000            20,434
     Riken Corp. ....................................................         15,000            61,453
     Riken Keiki Co., Ltd. ..........................................          6,300            44,196
     Riken Technos Corp. ............................................         16,000            48,805
     Riken Vitamin Co., Ltd. ........................................            100             2,844
     Ringer Hut Co., Ltd. ...........................................          1,400            18,819
     Rinnai Corp. ...................................................            700            52,295
    *Riso Kagaku Corp. ..............................................          2,600            44,637
     Riso Kyoiku Co., Ltd. ..........................................            540            30,163
     Rock Field Co., Ltd. ...........................................          3,000            48,240
     Rohm Co., Ltd. .................................................          6,500           331,184
     Rohto Pharmaceutical Co., Ltd. .................................          3,000            34,560
     Roland Corp. ...................................................          4,400            38,439
     Roland DG Corp. ................................................          3,300            34,646

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Round One Corp. ................................................          9,600   $        70,091
     Royal Holdings Co., Ltd. .......................................          4,800            53,950
     Ryobi, Ltd. ....................................................         27,000           108,980
     Ryoden Trading Co., Ltd. .......................................          7,000            40,424
     Ryohin Keikaku Co., Ltd. .......................................            900            42,711
     Ryosan Co., Ltd. ...............................................          5,700           117,203
     Ryoyo Electro Corp. ............................................          5,600            50,870
     S Foods, Inc. ..................................................          4,000            30,043
   #*Sagami Chain Co., Ltd. .........................................          3,000            18,965
     Saibu Gas Co., Ltd. ............................................          7,000            17,263
     Saizeriya Co., Ltd. ............................................          1,400            22,689
     Sakai Chemical Industry Co., Ltd. ..............................         16,000            63,417
    *Sakai Ovex Co., Ltd. ...........................................         20,000            27,880
     Sakata INX Corp. ...............................................         12,000            52,785
     Sakata Seed Corp. ..............................................          5,500            77,829
     Sala Corp. .....................................................          6,500            38,937
     San-A Co., Ltd. ................................................          1,700            65,462
     San-Ai Oil Co., Ltd. ...........................................         14,000            60,782
     Sanden Corp. ...................................................         32,000           109,756
     Sangetsu Co., Ltd. .............................................          4,800           125,546
     San-in Godo Bank, Ltd. (The) ...................................         27,000           196,274
    *Sanix, Inc. ....................................................          7,200            22,894
     Sankei Building Co., Ltd. ......................................          7,600            31,654
    #Sanken Electric Co., Ltd. ......................................         18,000            67,532
     Sanki Engineering Co., Ltd. ....................................         15,000            80,760
    #Sanko Marketing Foods Co., Ltd. ................................             33            33,437
    #Sanko Metal Industrial Co., Ltd. ...............................          4,000            12,901
     Sankyo Co., Ltd. ...............................................          2,900           151,545
     Sankyo Seiko Co., Ltd. .........................................          7,100            23,051
    *Sankyo-Tateyama Holdings, Inc. .................................         40,000            50,319
     Sankyu, Inc. ...................................................         15,000            59,392
     Sanoh Industrial Co., Ltd. .....................................         10,100            86,902
     Sanshin Electronics Co., Ltd. ..................................          7,400            62,039
    #Santen Pharmaceutical Co., Ltd. ................................            600            22,388
     Sanwa Holdings Corp. ...........................................         41,000           122,808
     Sanyo Chemical Industries, Ltd. ................................         12,000            77,601
     Sanyo Denki Co., Ltd. ..........................................         12,000            71,053
     Sanyo Shokai, Ltd. .............................................         18,000            42,451
     Sanyo Special Steel Co., Ltd. ..................................         17,000            92,492
     Sapporo Hokuyo Holdings, Inc. ..................................         46,000           152,335
    *Sapporo Holdings, Ltd. .........................................         36,000           134,208
     Sasebo Heavy Industries Co., Ltd. ..............................         16,000            23,891
     Sato Corp. .....................................................          5,500            66,948
     Sato Shoji Corp. ...............................................          4,500            25,043
     Satori Electric Co., Ltd. ......................................          2,800            17,059
     Saxa Holdings, Inc. ............................................         10,000            15,192
     SBI Holdings, Inc. .............................................          2,910           242,310
     Scroll Corp. ...................................................          5,100            17,055
     Secom Joshinetsu Co., Ltd. .....................................            200             5,839
     Sega Sammy Holdings, Inc. ......................................          4,700           102,188
     Seibu Electric Industry Co., Ltd. ..............................          2,000             8,648
     Seika Corp. ....................................................         18,000            44,551
     Seikagaku Corp. ................................................          3,900            42,299
     Seiko Epson Corp. ..............................................         17,050           224,099
     Seiko Holdings Corp. ...........................................         12,000            29,699
     Seiko PMC Corp. ................................................            300             1,042
     Seino Holdings Co., Ltd. .......................................         27,000           202,565
     Seiren Co., Ltd. ...............................................          9,000            53,444
     Sekisui Chemical Co., Ltd. .....................................         20,000           156,945
     Sekisui House, Ltd. ............................................         37,440           335,150
     Sekisui Jushi Co., Ltd. ........................................          7,000            66,028

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Sekisui Plastics Co., Ltd. .....................................         10,000   $        39,446
     Senko Co., Ltd. ................................................         31,000           117,541
     Senshu Electric Co., Ltd. ......................................            400             4,918
     Senshu Ikeda Holdings, Inc. ....................................         45,700            66,723
     Senshukai Co., Ltd. ............................................          6,500            43,216
     Seven & I Holdings Co., Ltd. ...................................          8,100           216,155
     Sharp Corp. ....................................................         20,000           184,361
    #Shibaura Mechatronics Corp. ....................................          4,000            12,338
     Shibusawa Warehouse Co., Ltd. ..................................          5,000            14,396
     Shibuya Kogyo Co., Ltd. ........................................          3,200            32,452
     Shiga Bank, Ltd. ...............................................         30,000           193,171
     Shikibo, Ltd. ..................................................         27,000            31,417
     Shikoku Bank, Ltd. .............................................         30,000           105,652
     Shikoku Chemicals Corp. ........................................          7,000            39,249
    #Shima Seiki Manufacturing Co., Ltd. ............................          5,900           109,807
     Shimachu Co., Ltd. .............................................          7,000           150,977
     Shimadzu Corp. .................................................          4,000            34,053
     Shimano, Inc. ..................................................            400            19,975
     Shimizu Bank, Ltd. .............................................          1,500            55,223
     Shimizu Corp. ..................................................         44,000           189,334
     Shin Nippon Air Technologies Co., Ltd. .........................          2,500            12,771
     Shinagawa Refractories Co., Ltd. ...............................         20,000            55,025
    #Shindengen Electric Manufacturing Co., Ltd. ....................         19,000            80,846
     Shin-Etsu Chemical Co., Ltd. ...................................            600            30,813
     Shin-Etsu Polymer Co., Ltd. ....................................          9,600            45,942
    #Shinkawa, Ltd. .................................................          5,400            28,804
     Shin-Keisei Electric Railway Co., Ltd. .........................          5,000            22,133
    #Shinko Electric Industries Co., Ltd. ...........................         13,100            94,656
     Shinko Plantech Co., Ltd. ......................................          6,000            53,295
     Shinko Shoji Co., Ltd. .........................................          6,100            47,107
     Shinmaywa Industries, Ltd. .....................................         24,000            81,140
     Shinnihon Corp. ................................................          9,500            24,162
     Shinsei Bank, Ltd. .............................................         77,000            84,629
     Shinsho Corp. ..................................................          8,000            18,460
    #Shionogi & Co., Ltd. ...........................................          2,600            35,393
     Ship Healthcare Holdings, Inc. .................................          3,000            72,934
     Shiroki Corp. ..................................................         19,000            53,861
     Shiseido Co., Ltd. .............................................          1,700            31,116
     Shizuoka Bank, Ltd. ............................................         32,000           310,470
     Shizuoka Gas Co., Ltd. .........................................         13,000            78,576
     Sho-Bond Corp. .................................................          1,500            33,461
     Shochiku Co., Ltd. .............................................          2,000            18,145
     Shoko Co., Ltd. ................................................         19,000            28,008
    *Showa Corp. ....................................................          8,900            51,548
     Showa Denko K.K. ...............................................         73,000           132,443
     Showa Sangyo Co., Ltd. .........................................         15,000            45,227
     Showa Shell Sekiyu K.K. ........................................         13,800            99,883
     Siix Corp. .....................................................          2,600            33,206
     Simplex Holdings, Inc. .........................................             21             7,745
     Sinanen Co., Ltd. ..............................................         11,000            50,009
     Sinfonia Technology Co., Ltd. ..................................         16,000            39,734
     Sintokogio, Ltd. ...............................................          8,000            72,400
     SKY Perfect JSAT Holdings, Inc. ................................            234           113,726
     SMK Corp. ......................................................         11,000            36,225
     SNT Corp. ......................................................          6,100            23,608
    #Sodick Co., Ltd. ...............................................         12,300            67,911
     Sogo Medical Co., Ltd. .........................................          1,100            36,781
     Sohgo Security Services Co., Ltd. ..............................          9,900           103,776
     Sojitz Corp. ...................................................        156,200           265,081
     So-net Entertainment Corp. .....................................              6            23,782
     Sony Corp. .....................................................          2,400            50,072

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    #Sony Corp. Sponsored ADR .......................................         17,008   $       356,658
    #Sony Financial Holdings, Inc. ..................................          2,600            43,251
     Sotetsu Holdings, Inc. .........................................         11,000            33,848
     Sotoh Co., Ltd. ................................................          1,500            14,606
     Space Co., Ltd. ................................................            600             3,612
     Square Enix Holdings Co., Ltd. .................................          2,800            53,218
     SRA Holdings, Inc. .............................................            600             5,742
     SRI Sports, Ltd. ...............................................          4,600            48,989
     St. Marc Holdings Co., Ltd. ....................................            700            25,889
     Stanley Electric Co., Ltd. .....................................          3,800            55,604
     Star Micronics Co., Ltd. .......................................          5,400            52,888
     Starzen Co., Ltd. ..............................................         16,000            46,665
    #Stella Chemifa Corp. ...........................................          1,200            34,757
     Studio Alice Co., Ltd. .........................................            400             6,926
    *Sumco Corp. ....................................................          3,100            31,348
     Sumida Corp. ...................................................          4,600            35,708
     Sumikin Bussan Corp. ...........................................         25,000            55,341
     Suminoe Textile Co., Ltd. ......................................          9,000            15,187
    #Sumisho Computer Systems Corp. .................................          3,855            60,360
     Sumitomo Bakelite Co., Ltd. ....................................         25,000           146,380
     Sumitomo Chemical Co., Ltd. ....................................         35,000           129,185
     Sumitomo Corp. .................................................         19,700           243,909
     Sumitomo Densetsu Co., Ltd. ....................................          7,100            41,848
     Sumitomo Electric Industries, Ltd. .............................         16,000           177,399
     Sumitomo Forestry Co., Ltd. ....................................         23,400           202,482
     Sumitomo Heavy Industries, Ltd. ................................         12,000            68,145
    *Sumitomo Light Metal Industries, Ltd. ..........................         22,000            18,761
     Sumitomo Metal Industries, Ltd. ................................          6,000            11,284
     Sumitomo Metal Mining Co., Ltd. ................................          7,000            96,359
    *Sumitomo Mitsui Construction Co., Ltd. .........................         27,400            18,350
     Sumitomo Mitsui Financial Group, Inc. ..........................         26,841           750,247
     Sumitomo Osaka Cement Co., Ltd. ................................         68,000           205,999
     Sumitomo Pipe & Tube Co., Ltd. .................................          5,000            31,863
    #Sumitomo Precision Products Co., Ltd. ..........................          7,000            45,357
     Sumitomo Real Estate Sales Co., Ltd. ...........................            940            37,808
     Sumitomo Rubber Industries, Ltd. ...............................          3,600            44,974
     Sumitomo Seika Chemicals Co., Ltd. .............................         12,000            54,136
     Sumitomo Warehouse Co., Ltd. ...................................         23,000           103,082
     Sunx, Ltd. .....................................................          9,300            51,499
     Suruga Bank, Ltd. ..............................................         13,000           108,369
     Suzuken Co., Ltd. ..............................................          9,900           236,857
     Suzuki Motor Corp. .............................................          3,000            63,627
    *SWCC Showa Holdings Co., Ltd. ..................................         47,000            44,572
   #*SxL Corp. ......................................................         35,000            72,478
    #Sysmex Corp. ...................................................          1,100            36,157
     Systena Corp. ..................................................             34            23,572
     T&D Holdings, Inc. .............................................          8,500            84,264
     T. Hasegawa Co., Ltd. ..........................................          3,100            49,106
    #T. RAD Co., Ltd. ...............................................         13,000            47,265
     Tachi-S Co., Ltd. ..............................................          8,500           145,181
     Tact Home Co., Ltd. ............................................             34            28,582
     Tadano, Ltd. ...................................................         19,000           126,792
     Taihei Dengyo Kaisha, Ltd. .....................................          3,000            19,749
     Taihei Kogyo Co., Ltd. .........................................         14,000            75,194
     Taiheiyo Cement Corp. ..........................................         74,000           143,757
     Taiho Kogyo Co., Ltd. ..........................................          5,200            44,902
     Taikisha, Ltd. .................................................          5,000           108,270
    #Taiko Bank, Ltd. (The) .........................................          3,000             8,422
     Taisei Corp. ...................................................         95,000           253,844
    *Taisho Pharmaceutical Holdings Co., Ltd. .......................          1,500           105,909
     Taiyo Nippon Sanso Corp. .......................................          2,000            14,212

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Taiyo Yuden Co., Ltd. ..........................................         14,000   $       108,477
     TAIYO, Ltd. ....................................................         10,000            15,687
     Takamatsu Construction Group Co., Ltd. .........................          2,600            41,195
     Takaoka Electric Manufacturing Co., Ltd. .......................          8,000            20,824
     Takara Holdings, Inc. ..........................................         22,000           130,001
    *Takara Printing Co., Ltd. ......................................          2,800            21,710
     Takara Standard Co., Ltd. ......................................         14,000           102,472
     Takasago International Corp. ...................................         18,000            84,050
     Takasago Thermal Engineering Co., Ltd. .........................         11,600            92,340
    #Takashima & Co., Ltd. ..........................................         10,000            21,590
     Takashimaya Co., Ltd. ..........................................         31,000           220,081
     Takata Corp. ...................................................          2,900            70,531
     Take & Give Needs Co., Ltd. ....................................            157             9,671
     Takeda Pharmaceutical Co., Ltd. ................................          2,200            99,179
     Takihyo Co., Ltd. ..............................................          8,000            44,134
     Takiron Co., Ltd. ..............................................          5,000            16,744
     Takisawa Machine Tool Co., Ltd. ................................          5,000             5,863
   #*Takuma Co., Ltd. ...............................................         13,000            61,323
     Tamron Co., Ltd. ...............................................          1,500            40,384
     Tamura Corp. ...................................................         20,000            51,226
    #Tatsuta Electric Wire & Cable Co., Ltd. ........................         15,000            67,494
     TBK Co., Ltd. ..................................................         11,000            46,701
     TDK Corp. ......................................................          7,400           301,759
    *Teac Corp. .....................................................         23,000             8,127
     Tecmo Koei Holdings Co., Ltd. ..................................          3,910            35,080
     Teijin, Ltd. ...................................................         39,000           136,140
     Teikoku Electric Manufacturing Co., Ltd. .......................            100             1,974
     Teikoku Piston Ring Co., Ltd. ..................................          3,600            41,900
     Teikoku Sen-I Co., Ltd. ........................................          6,000            38,976
     Teikoku Tsushin Kogyo Co., Ltd. ................................         13,000            22,545
     Tekken Corp. ...................................................         42,000            48,168
     Tenma Corp. ....................................................          2,100            18,232
     THK Co., Ltd. ..................................................          2,300            44,825
     TKC, Corp. .....................................................          2,600            50,537
     TOA Corp. ......................................................         37,000            65,157
     Toa Oil Co., Ltd. ..............................................         24,000            31,004
     TOA ROAD Corp. .................................................         10,000            18,480
     Toagosei Co., Ltd. .............................................         36,000           160,801
     Tobu Store Co., Ltd. ...........................................          1,000             3,268
    #TOC Co., Ltd. ..................................................         13,500            59,413
     Tocalo Co., Ltd. ...............................................          2,000            40,574
     Tochigi Bank, Ltd. .............................................         12,000            42,086
     Toda Corp. .....................................................         41,000           145,480
    #Toda Kogyo Corp. ...............................................          9,000            66,768
     Toei Co., Ltd. .................................................         12,000            56,295
     Toenec Corp. ...................................................          3,000            15,578
     Toho Bank, Ltd. ................................................         37,000            96,077
     TOHO Co., Ltd. (6895200) .......................................          2,800            48,162
     TOHO Co., Ltd. (6895211) .......................................         12,000            46,867
    #Toho Gas Co., Ltd. .............................................          3,000            16,983
     Toho Holdings Co., Ltd. ........................................          9,600           121,141
     Toho Real Estate Co., Ltd. .....................................          5,400            27,878
     Toho Titanium Co., Ltd. ........................................            900            19,201
     Toho Zinc Co., Ltd. ............................................         23,000            93,785
     Tokai Carbon Co., Ltd. .........................................         30,000           148,817
     Tokai Rika Co., Ltd. ...........................................          6,500           104,703
     Tokai Rubber Industries, Ltd. ..................................          6,100            76,616
     Tokai Tokyo Financial Holdings, Inc. ...........................         36,000            99,986
    *Token Corp. ....................................................          2,370            85,194
     Tokio Marine Holdings, Inc. ....................................         12,716           303,206
     Toko Electric Corp. ............................................          7,000            30,923

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
   #*Toko, Inc. .....................................................         28,000   $        59,899
     Tokushu Tokai Paper Co., Ltd. ..................................         14,000            29,777
    #Tokuyama Corp. .................................................         56,000           201,831
     Tokyo Broadcasting System, Inc. ................................          6,800            83,891
    *Tokyo Dome Corp. ...............................................         28,000            63,648
     Tokyo Electron Device, Ltd. ....................................             13            22,712
     Tokyo Electron, Ltd. ...........................................            800            42,547
     Tokyo Energy & Systems, Inc. ...................................          5,000            23,649
    #TOKYO KEIKI, Inc. ..............................................         11,000            16,741
     Tokyo Ohka Kogyo Co., Ltd. .....................................          7,500           155,850
     Tokyo Rakutenchi Co., Ltd. .....................................          7,000            24,202
    #Tokyo Rope Manufacturing Co., Ltd. .............................          8,000            18,227
    #Tokyo Seimitsu Co., Ltd. .......................................          5,800           105,128
     Tokyo Steel Manufacturing Co., Ltd. ............................         17,600           147,538
     Tokyo Tatemono Co., Ltd. .......................................         64,000           200,860
     Tokyo Tatemono Real Estate Sales Co., Ltd. .....................          3,300             9,753
     Tokyo Tekko Co., Ltd. ..........................................         13,000            36,763
    #Tokyo Theatres Co., Inc. .......................................         21,000            30,231
     Tokyo Tomin Bank, Ltd. .........................................          5,900            68,553
     Tokyotokeiba Co., Ltd. .........................................         33,000            45,116
     Tokyu Community Corp. ..........................................          2,600            80,887
     Tokyu Construction Co., Ltd. ...................................         16,790            45,941
     Tokyu Corp. ....................................................          1,000             4,827
     Tokyu Land Corp. ...............................................         51,000           214,692
     Tokyu Livable, Inc. ............................................          2,700            24,309
     Toli Corp. .....................................................          9,000            16,164
     Tomato Bank, Ltd. ..............................................         12,000            21,000
     Tomen Electronics Corp. ........................................          2,900            34,307
    *Tomoe Engineering Co., Ltd. ....................................          2,200            38,710
     Tomoku Co., Ltd. ...............................................         22,000            58,042
     TOMONY Holdings, Inc. ..........................................         25,600           101,516
     Tomy Co., Ltd. .................................................          6,400            43,919
     Tonami Holdings Co., Ltd. ......................................         11,000            22,103
    #Topcon Corp. ...................................................         11,800            60,815
     Toppan Forms Co., Ltd. .........................................          7,700            60,267
     Toppan Printing Co., Ltd. ......................................         34,000           264,360
     Topre Corp. ....................................................          6,500            62,946
     Topy Industries, Ltd. ..........................................         28,000            67,652
     Toridoll.corp ..................................................          4,800            45,456
     Torigoe Co., Ltd. (The) ........................................          2,100            18,703
     Torii Pharmaceutical Co., Ltd. .................................          1,800            33,659
     Torishima Pump Manufacturing Co., Ltd. .........................          2,300            31,799
     Tosei Corp. ....................................................             53            14,724
     Toshiba Machine Co., Ltd. ......................................         20,000            99,082
     Toshiba Plant Kensetsu Co., Ltd. ...............................          4,000            42,761
     Toshiba TEC Corp. ..............................................         27,000            99,497
     Tosho Printing Co., Ltd. .......................................          6,000            11,057
     Tosoh Corp. ....................................................         47,000           152,759
     Totetsu Kogyo Co., Ltd. ........................................          4,000            34,246
     TOTO, Ltd. .....................................................          6,000            49,890
     Tottori Bank, Ltd. .............................................          8,000            17,029
     Touei Housing Corp. ............................................          3,800            37,284
     Towa Bank, Ltd. ................................................         43,000            50,028
    #Toyo Construction Co., Ltd. ....................................         54,000            54,929
     Toyo Corp. .....................................................          5,700            60,036
     Toyo Electric Manufacturing Co., Ltd. ..........................          5,000            22,077
     Toyo Engineering Corp. .........................................         25,000            82,649
     Toyo Ink Manufacturing Co., Ltd. ...............................         31,000           122,833
     Toyo Kanetsu K.K. ..............................................         28,000            51,512
     Toyo Kohan Co., Ltd. ...........................................         10,000            39,461
     Toyo Securities Co., Ltd. ......................................         13,000            19,251

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Toyo Seikan Kaisha, Ltd. .......................................          9,400   $       143,032
     Toyo Sugar Refining Co., Ltd. ..................................          8,000             9,354
     Toyo Suisan Kaisha, Ltd. .......................................          2,000            51,039
     Toyo Tanso Co., Ltd. ...........................................            300            13,920
     Toyo Tire & Rubber Co., Ltd. ...................................         29,000            70,382
     Toyo Wharf & Warehouse Co., Ltd. ...............................         18,000            29,700
     Toyobo Co., Ltd. ...............................................         80,000           113,611
     Toyoda Gosei Co., Ltd. .........................................          3,400            59,977
     Toyota Auto Body Co., Ltd. .....................................          3,900            58,482
     Toyota Motor Corp. Sponsored ADR ...............................         11,600           773,836
     Toyota Tsusho Corp. ............................................         13,900           219,346
     Trans Cosmos, Inc. .............................................          3,900            44,197
     Trend Micro, Inc. ..............................................            500            17,880
     Trusco Nakayama Corp. ..........................................          3,200            59,285
     TS TECH CO., LTD. ..............................................          7,500           112,582
    *TSI Holdings Co., Ltd. .........................................         17,105            88,240
     Tsubakimoto Chain Co. ..........................................         11,000            56,454
     Tsubakimoto Kogyo Co., Ltd. ....................................          2,000             5,386
   #*Tsudakoma Corp. ................................................         15,000            28,018
    #Tsugami Corp. ..................................................         15,000            82,570
     Tsukishima Kikai Co., Ltd. .....................................          7,000            54,034
     Tsukuba Bank, Ltd. .............................................         20,400            67,411
     TSUMURA & Co. ..................................................            700            19,688
     Tsuruha Holdings, Inc. .........................................          1,400            71,526
     Tsurumi Manufacturing Co., Ltd. ................................          4,000            30,855
     Tsutsumi Jewelry Co., Ltd. .....................................          1,300            30,293
     Tsuzuki Denki Co., Ltd. ........................................          6,000            56,775
     TV Asahi Corp. .................................................             14            22,056
     TV Tokyo Holdings Corp. ........................................            700             9,506
     Ube Industries, Ltd. ...........................................          3,000             8,795
    #Ube Material Industries, Ltd. ..................................         18,000            62,285
     Uchida Yoko Co., Ltd. ..........................................         10,000            27,721
    *Ulvac, Inc. ....................................................          7,900           111,056
     Uniden Corp. ...................................................         14,000            54,475
     Union Tool Co. .................................................          1,100            19,742
     Unipres Corp. ..................................................          2,300            62,737
     United Arrows, Ltd. ............................................          3,200            62,244
    *Unitika, Ltd. ..................................................         71,000            40,962
     UNY Co., Ltd. ..................................................         26,300           237,245
     U-Shin, Ltd. ...................................................          8,600            75,158
     Ushio, Inc. ....................................................          2,300            34,005
     USS Co., Ltd. ..................................................            400            33,068
     Valor Co., Ltd. ................................................          8,600           127,905
     Vital KSK Holdings, Inc. .......................................          5,300            43,906
     Wacoal Corp. ...................................................         13,000           153,577
     Wacom Co., Ltd. ................................................             12            16,523
     Warabeya Nichiyo Co., Ltd. .....................................          3,200            41,235
     Watabe Wedding Corp. ...........................................          1,400            11,071
     Wood One Co., Ltd. .............................................          6,000            22,114
     Xebio Co., Ltd. ................................................          5,000           121,068
     Y. A. C. Co., Ltd. .............................................          3,200            27,249
     Yachiyo Bank, Ltd. (The) .......................................          2,300            56,376
     Yahagi Construction Co., Ltd. ..................................          4,800            23,414
     Yaizu Suisankagaku Industry Co., Ltd. ..........................            100               925
     Yakult Honsha Co., Ltd. ........................................            900            25,292
     Yamabiko Corp. .................................................            700             7,936
     Yamada Denki Co., Ltd. .........................................            360            25,889
     Yamagata Bank, Ltd. ............................................         29,000           138,743
     Yamaguchi Financial Group, Inc. ................................         27,000           240,582
     Yamaha Corp. ...................................................         22,600           228,743
    *Yamaha Motor Co., Ltd. .........................................          7,200           103,133

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Yamanashi Chuo Bank, Ltd. ......................................         20,000   $        80,365
     Yamatake Corp. .................................................          2,800            61,946
     Yamatane Corp. .................................................         26,000            41,860
     Yamato Holdings Co., Ltd. ......................................          3,000            49,734
     Yamato Kogyo Co., Ltd. .........................................          5,300           134,061
     Yamazaki Baking Co., Ltd. ......................................         13,000           172,346
     Yamazen Co., Ltd. ..............................................          7,800            55,224
     Yaskawa Electric Corp. .........................................          7,000            60,143
     Yasuda Warehouse Co., Ltd. (The) ...............................          3,400            20,179
     Yellow Hat, Ltd. ...............................................          4,400            56,633
     Yodogawa Steel Works, Ltd. .....................................         22,000            87,409
     Yokogawa Bridge Holdings Corp. .................................          8,000            46,118
    *Yokogawa Electric Corp. ........................................         17,500           163,661
     Yokohama Reito Co., Ltd. .......................................         12,000            89,575
     Yokohama Rubber Co., Ltd. ......................................         28,000           159,829
     Yokowo Co., Ltd. ...............................................          5,100            27,520
     Yomeishu Seizo Co., Ltd. .......................................          2,000            18,415
     Yomiuri Land Co., Ltd. .........................................         10,000            31,764
     Yondenko Corp. .................................................          8,000            32,150
     Yonekyu Corp. ..................................................          3,500            30,580
     Yonex Co., Ltd. ................................................          3,600            22,773
     Yorozu Corp. ...................................................          2,800            66,028
     Yoshinoya Holdings Co., Ltd. ...................................             14            17,830
     Yuasa Trading Co., Ltd. ........................................         43,000            60,083
     Yuken Kogyo Co., Ltd. ..........................................          7,000            15,540
    #Yukiguni Maitake Co., Ltd. .....................................          1,100             5,231
     Yurtec Corp. ...................................................         14,000            69,459
     Yusen Logistics Co., Ltd. ......................................          4,700            62,544
     Yushin Precision Equipment Co., Ltd. ...........................          1,000            19,288
     Yushiro Chemical Industry Co., Ltd. ............................          3,800            44,104
     Zenrin Co., Ltd. ...............................................          4,100            36,662
     Zeon Corp. .....................................................         10,000            92,104
     ZERIA Pharmaceutical Co., Ltd. .................................          2,000            32,853
     Zuken, Inc. ....................................................          5,900            43,526
                                                                                       ---------------
TOTAL JAPAN .........................................................                       91,284,734
                                                                                       ---------------
NETHERLANDS -- (2.1%)
     Aalberts Industries NV .........................................         13,193           232,030
     Accell Group NV ................................................          3,710            83,741
    *Aegon NV .......................................................        100,804           480,729
    *Aegon NV ADR ...................................................          7,400            35,372
    *AFC Ajax NV ....................................................             70               645
     Akzo Nobel NV ..................................................         17,072           897,681
   #*AMG Advanced Metallurgical Group NV ............................          3,308            40,880
    #Amsterdam Commodities NV .......................................          2,169            30,917
    *APERAM NV ......................................................            511             8,781
    #Arcadis NV .....................................................          6,043           118,521
    #ArcelorMittal NV ADR ...........................................         14,820           307,219
    #ASM International NV ...........................................          3,777           106,337
    #ASML Holding NV ADR ............................................         11,971           501,944
     BE Semiconductor Industries NV .................................          6,151            41,616
     Beter Bed Holding NV ...........................................            942            19,406
    *BinckBank NV ...................................................          9,258           107,396
     Brunel International NV ........................................          1,958            70,429
     CSM NV .........................................................          9,278           135,974
     Delta Lloyd NV .................................................         12,872           226,026
     Exact Holding NV ...............................................          2,291            60,470
     Fugro NV .......................................................          5,500           323,016
    #Grontmij NV ....................................................          3,945            61,621
     Heijmans NV ....................................................          3,105            47,620
     Heineken NV ....................................................          1,094            53,022

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NETHERLANDS -- (Continued)
     Imtech NV ......................................................          4,628   $       136,720
    *ING Groep NV ...................................................         15,875           136,858
    *ING Groep NV Sponsored ADR .....................................         72,426           625,761
   #*Kardan NV ......................................................          1,703             5,396
     KAS Bank NV ....................................................          1,187            14,604
    #Kendrion NV ....................................................          1,665            42,486
     Koninklijke Ahold NV ...........................................         15,949           203,770
     Koninklijke Bam Groep NV .......................................         42,306           175,732
     Koninklijke Boskalis Westminster NV ............................          4,559           159,349
     Koninklijke DSM NV .............................................         12,212           624,911
     Koninklijke Philips Electronics NV .............................         19,522           406,384
     Koninklijke Ten Cate NV ........................................          7,061           242,398
     Koninklijke Vopak NV ...........................................          3,612           186,170
   #*Koninklijke Wessanen NV ........................................          9,489            47,367
    *LBi International NV ...........................................          8,387            18,117
     Macintosh Retail Group NV ......................................          5,853            93,535
     Mediq NV .......................................................          8,034           127,501
     Nutreco NV .....................................................          5,189           344,753
   #*Ordina NV ......................................................          9,981            17,953
     Philips Electronics NV ADR .....................................         16,736           348,946
     PostNL NV ......................................................          8,170            41,368
   #*Punch Graphix NV ...............................................          5,490            21,295
     Randstad Holdings NV ...........................................          5,652           200,660
     Reed Elsevier NV ...............................................          2,372            29,128
     Reed Elsevier NV ADR ...........................................          1,500            36,855
     SBM Offshore NV ................................................         14,879           326,927
     Sligro Food Group NV ...........................................          2,779            90,963
    *SNS Reaal Groep NV .............................................         28,066            78,233
     Telegraaf Media Groep NV .......................................          5,819            79,972
     TKH Group NV ...................................................          5,465           134,744
     TNT Express NV .................................................          8,170            69,319
    *TomTom NV ......................................................         19,487            97,218
     Unit 4 NV ......................................................          3,876           109,754
     USG People NV ..................................................         10,559            93,522
    *Wavin NV .......................................................          8,724            64,593
     Wolters Kluwer NV ..............................................          5,973           105,393
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                        9,530,048
                                                                                       ---------------
NEW ZEALAND -- (0.3%)
    #Air New Zealand, Ltd. ..........................................        114,230            96,540
     Auckland International Airport, Ltd. ...........................        101,170           191,020
     Contact Energy, Ltd. ...........................................         37,118           167,256
     Ebos Group, Ltd. ...............................................          1,560             8,696
    *Fisher & Paykel Appliances Holdings, Ltd. ......................        103,844            37,889
     Fisher & Paykel Healthcare Corp., Ltd. .........................         32,478            60,408
     Fletcher Building, Ltd. ........................................          6,573            35,050
     Freightways, Ltd. ..............................................          1,524             4,165
     Hallenstein Glasson Holdings, Ltd. .............................            634             1,912
    *Heartland New Zealand, Ltd. ....................................        106,802            44,695
     Infratil, Ltd. .................................................         20,356            30,307
     Mainfreight, Ltd. ..............................................          7,700            60,319
     New Zealand Oil & Gas, Ltd. ....................................         44,026            24,715
     New Zealand Refining Co., Ltd. .................................         14,184            36,340
     Nuplex Industries, Ltd. ........................................         19,005            39,882
    *Pike River Coal, Ltd. ..........................................         12,312                --
     Port of Tauranga, Ltd. .........................................         13,029           101,975
     Restaurant Brands New Zealand, Ltd. ............................         16,668            28,961
     Ryman Healthcare, Ltd. .........................................         15,947            34,753
     Sky City Entertainment Group, Ltd. .............................         18,790            53,460
     Sky Network Television, Ltd. ...................................         11,206            49,609
     Telecom Corp. of New Zealand, Ltd. Sponsored ADR ...............          2,313            23,685

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NEW ZEALAND -- (Continued)
     Tower, Ltd. ....................................................         21,797   $        23,971
    *TrustPower, Ltd. ...............................................          8,996            52,654
     Vector, Ltd. ...................................................          9,805            20,455
     Warehouse Group, Ltd. ..........................................          2,591             7,046
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                        1,235,763
                                                                                       ---------------
NORWAY -- (1.1%)
     ABG Sundal Collier Holding ASA .................................         31,428            22,624
     Acta Holding ASA ...............................................         21,755             5,801
     Aker ASA Series A ..............................................          4,406           125,075
    *Aker Kvaerner ASA ..............................................          4,011            46,113
     Aktiv Kapital ASA ..............................................          3,078            17,058
    *Algeta ASA .....................................................          1,286            44,805
   #*Archer, Ltd. ASA ...............................................          7,896            33,200
     Atea ASA .......................................................         12,465           110,035
     Austevoll Seafood ASA ..........................................         11,958            47,110
     Bonheur ASA ....................................................          1,949            43,319
     BW Offshore, Ltd. ASA ..........................................         68,273           127,433
     BWG Homes ASA ..................................................          9,395            21,539
    *Cermaq ASA .....................................................          7,456            82,701
    *Copeinca ASA ...................................................          2,400            15,487
    *Deep Sea Supply P.L.C. .........................................         17,544            25,243
   #*Det Norske Oljeselskap ASA .....................................          6,863           101,943
     DnB NOR ASA Series A ...........................................         46,946           543,024
    *DNO International ASA ..........................................         82,820            96,833
    *Dockwise, Ltd. .................................................          3,104            50,564
    *DOF ASA ........................................................          7,652            36,194
    *EDB ErgoGroup ASA ..............................................         20,232            38,145
     Ekornes ASA ....................................................          2,840            57,886
    *Electromagnetic GeoServices ASA ................................         24,789            60,714
    *Eltek ASA ......................................................         78,226            44,762
     Farstad Shipping ASA ...........................................          3,400            93,004
   #*Fornebu Utvikling ASA ..........................................         16,619             5,116
     Fred Olsen Energy ASA ..........................................            746            25,024
   #*Frontline, Ltd. ASA ............................................            320             1,628
     Ganger Rolf ASA ................................................          3,945            76,981
     Golar LNG, Ltd. ASA (7139695) ..................................          1,200            47,921
     Golar LNG, Ltd. ASA (G9456A100) ................................          3,400           137,462
    #Golden Ocean Group, Ltd. .......................................         51,147            39,417
    *Hurtigruten ASA ................................................         42,015            24,664
    *Kongsberg Automotive Holding ASA ...............................         71,445            25,755
     Kongsberg Gruppen ASA ..........................................            960            20,578
    *Kvaerner ASA ...................................................          4,300             8,285
     Leroey Seafood Group ASA .......................................          2,120            32,804
    #Marine Harvest ASA .............................................        226,907           101,131
     Nordic Semiconductor ASA .......................................         16,465            40,922
     Norsk Hydro ASA ................................................         68,217           353,365
   #*Norske Skogindustrier ASA Series A .............................         29,051            16,352
     Northern Offshore, Ltd. ........................................          9,328            18,165
   #*Norwegian Air Shuttle ASA ......................................          2,164            28,317
   #*Norwegian Energy Co. ...........................................         38,070            40,828
    *Odfjell ASA Series A ...........................................          5,645            36,037
    *Opera Software ASA .............................................          4,000            18,000
    #Orkla ASA ......................................................         24,192           209,728
    *Panoro Energy ASA ..............................................          3,839             3,638
    *Petroleum Geo-Services ASA .....................................          9,278           100,803
    *Pronova BioPharma ASA ..........................................         29,867            26,842
     Prosafe ASA ....................................................          2,344            17,718
   #*Renewable Energy Corp. ASA .....................................         26,492            25,544
     Schibsted ASA ..................................................          3,070            79,851
    *Siem Offshore, Inc. ASA ........................................         16,432            27,041

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NORWAY -- (Continued)
     Solstad Offshore ASA ...........................................          2,300   $        34,231
    *Songa Offshore SE ..............................................         24,048            96,238
     SpareBanken 1 SMN ..............................................         15,278           121,378
     StatoilHydro ASA ...............................................          5,007           127,048
     StatoilHydro ASA Sponsored ADR .................................         12,080           307,194
     Stolt-Nielsen, Ltd. ............................................            478             9,453
     Storebrand ASA .................................................         21,420           130,865
    *Subsea 7 SA ....................................................         11,170           240,862
     Telenor ASA ....................................................          8,010           142,680
     TGS Nopec Geophysical Co. ASA ..................................          5,290           119,833
     Tomra Systems ASA ..............................................         13,900           101,922
     Veidekke ASA ...................................................          3,849            26,496
     Wilh Wilhelmsen Holding ASA ....................................          1,394            33,726
     Yara International ASA .........................................            589            27,853
                                                                                       ---------------
TOTAL NORWAY ........................................................                        5,000,308
                                                                                       ---------------
PORTUGAL -- (0.3%)
    #Altri SGPS SA ..................................................         18,855            30,788
   #*Banco BPI SA ...................................................         40,747            27,824
   #*Banco Comercial Portugues SA ...................................        436,554            92,362
    #Banco Espirito Santo SA ........................................         68,165           146,265
    *Banif SGPS SA ..................................................          7,050             3,086
   #*Brisa SA .......................................................          7,265            24,727
     Cimpor Cimentos de Portugal SA .................................          9,436            69,768
    *EDP Renovaveis SA ..............................................         24,480           146,237
     Galp Energia SGPS SA Series B ..................................          5,327           109,554
    *Impresa SGPS SA ................................................          2,341             1,423
     Jeronimo Martins SGPS SA .......................................          6,158           105,596
    *Martifer SGPS SA ...............................................            372               573
     Mota-Engil SGPS SA .............................................         11,981            17,058
     Portucel-Empresa Produtora de Pasta de Papel SA ................         41,416           103,927
     Portugal Telecom SA ............................................         11,273            80,615
     Redes Energeticas Nacionais SA .................................          7,924            22,922
    *Sag Gest - Solucoes Automovel Globais SGPS SA ..................          5,778             3,838
     Sociedade de Investimento e Gestao SGPS SA .....................          8,887            66,904
    *Sonae Industria SGPS SA ........................................         12,295            12,988
     Sonae SGPS SA ..................................................        114,707            82,589
     Sonaecom SGPS SA ...............................................         27,808            49,663
     Teixeira Duarte SA .............................................         10,457             2,876
     Zon Multimedia Servicos de Telecomunicacoes e Multimedia
        SGPS SA .....................................................         20,678            64,383
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                        1,265,966
                                                                                       ---------------
SINGAPORE -- (1.4%)
    *Abterra, Ltd. ..................................................         40,000            26,250
    *Asiasons Capital, Ltd. .........................................        135,000            19,963
     ASL Marine Holdings, Ltd. ......................................         74,200            31,452
     AusGroup, Ltd. .................................................         85,061            24,930
     Banyan Tree Holdings, Ltd. .....................................         84,000            52,466
     Beng Kuang Marine, Ltd. ........................................         99,000            12,096
     Boustead Singapore, Ltd. .......................................          8,000             5,225
     Breadtalk Group, Ltd. ..........................................         23,000             9,382
     Bukit Sembawang Estates, Ltd. ..................................         21,000            65,027
    *Bund Center Investment, Ltd. ...................................         53,000             6,898
     Cape P.L.C. ....................................................          3,895            30,149
     CapitaLand, Ltd. ...............................................        143,101           308,303
     CapitaMalls Asia, Ltd. .........................................        121,224           130,620
     Cerebos Pacific, Ltd. ..........................................          7,000            26,666
     CH Offshore, Ltd. ..............................................         65,000            21,026
     China Aviation Oil Singapore Corp., Ltd. .......................         54,000            40,886
     China Sunsine Chemical Holdings, Ltd. ..........................        113,000            21,509
     Chip Eng Seng Corp., Ltd. ......................................        155,000            45,874

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     City Developments, Ltd. ........................................         15,000   $       129,355
     ComfortDelGro Corp., Ltd. ......................................         14,000            15,513
    #Cosco Corp Singapore, Ltd. .....................................         50,000            40,008
     Creative Technology, Ltd. ......................................          3,750             8,160
     CSE Global, Ltd. ...............................................        103,000            68,580
     CWT, Ltd. ......................................................         25,000            20,709
     DBS Group Holdings, Ltd. .......................................         38,180           372,933
    *Delong Holdings, Ltd. ..........................................         33,000             8,597
     Eu Yan Sang International, Ltd. ................................         20,000            11,943
     Ezion Holdings, Ltd. ...........................................         41,000            18,813
    #Ezra Holdings, Ltd. ............................................         78,000            59,980
     F.J. Benjamin Holdings, Ltd. ...................................         75,000            20,740
    #First Resources, Ltd. ..........................................         21,000            23,512
    *Fragrance Group, Ltd. ..........................................         58,000            14,841
     Fraser & Neave, Ltd. ...........................................         69,000           336,061
   #*Gallant Venture, Ltd. ..........................................         51,000            11,823
     Golden Agri-Resources, Ltd. ....................................        458,000           234,461
     Goodpack, Ltd. .................................................         15,000            19,992
   #*GuocoLand, Ltd. ................................................         53,333            80,225
     Guthrie GTS, Ltd. ..............................................         35,000            13,263
    *Healthway Medical Corp., Ltd. ..................................        184,125            12,696
     Hi-P International, Ltd. .......................................         76,000            34,545
     Ho Bee Investment, Ltd. ........................................         72,000            73,079
    *Hong Fok Corp., Ltd. ...........................................         89,000            30,183
     Hong Leong Asia, Ltd. ..........................................         28,000            43,472
     Hotel Grand Central, Ltd. ......................................          6,335             3,605
     Hotel Properties, Ltd. .........................................         30,000            47,946
     HTL International Holdings, Ltd. ...............................         41,000            10,816
     Hwa Hong Corp., Ltd. ...........................................         21,000             7,475
    #Hyflux, Ltd. ...................................................         62,500            70,977
    *Indofood Agri Resources, Ltd. ..................................         55,000            59,785
     InnoTek, Ltd. ..................................................         37,000            10,935
     Jardine Cycle & Carriage, Ltd. .................................          1,000            35,948
    *Jaya Holdings, Ltd. ............................................         45,000            17,083
    *JES International Holdings, Ltd. ...............................        101,000            14,293
     Keppel Corp., Ltd. .............................................         11,000            82,347
     Keppel Land, Ltd. ..............................................         87,390           192,797
     Keppel Telecommunications & Transportation, Ltd. ...............         42,000            40,022
     K-Green Trust, Ltd. ............................................          1,400               994
     M1, Ltd. .......................................................         11,000            21,483
    *Manhattan Resources, Ltd. ......................................         47,000            37,219
    *Marco Polo Marine, Ltd. ........................................         39,000            11,414
     Metro Holdings, Ltd. ...........................................         52,200            27,349
    #Midas Holdings, Ltd. ...........................................        183,000            59,362
    #Neptune Orient Lines, Ltd. .....................................        112,250           100,671
     NSL, Ltd. ......................................................         16,000            16,003
    *Oceanus Group, Ltd. ............................................        141,000            12,321
    #Olam International, Ltd. .......................................         24,000            48,074
     Orchard Parade Holdings, Ltd. ..................................         46,000            52,254
     OSIM International, Ltd. .......................................         51,000            50,138
     Otto Marine, Ltd. ..............................................        111,000            11,724
     Oversea-Chinese Banking Corp., Ltd. ............................         27,269           182,565
    #Overseas Union Enterprise, Ltd. ................................         63,000           115,659
     Pan Pacific Hotels Group, Ltd. .................................         31,000            46,174
     QAF, Ltd. ......................................................         72,563            34,476
    #Raffles Education Corp., Ltd. ..................................        157,850            55,250
     Raffles Medical Group, Ltd. ....................................         12,000            21,343
     Rotary Engineering, Ltd. .......................................         15,000             7,595
    *S i2i, Ltd. ....................................................        356,000            16,390
     SATS, Ltd. .....................................................         43,380            84,522
     SC Global Developments, Ltd. ...................................         51,000            46,081

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     SembCorp Industries, Ltd. ......................................         27,000   $        89,017
    #SembCorp Marine, Ltd. ..........................................          7,000            23,217
    *Sinarmas Land, Ltd. ............................................        178,000            29,162
     Singapore Airlines, Ltd. .......................................         12,000           111,189
     Singapore Exchange, Ltd. .......................................          9,000            48,031
     Singapore Land, Ltd. ...........................................         22,000           102,514
     Singapore Post, Ltd. ...........................................         41,000            33,386
     Singapore Press Holdings, Ltd. .................................         22,000            68,082
     Singapore Telecommunications, Ltd. .............................         86,000           217,435
     SMRT Corp., Ltd. ...............................................         25,000            36,608
     Stamford Land Corp., Ltd. ......................................        154,000            70,593
     StarHub, Ltd. ..................................................          8,000            17,906
     Sunningdale Tech, Ltd. .........................................        143,000            11,049
     Sunvic Chemical Holdings, Ltd. .................................        152,000            67,388
    #Super Group, Ltd. ..............................................         22,000            26,173
   #*Swiber Holdings, Ltd. ..........................................         64,000            30,192
     Tat Hong Holdings, Ltd. ........................................         57,000            30,235
    *Transcu Group, Ltd. ............................................        383,999            15,301
     Tuan Sing Holdings, Ltd. .......................................        156,000            36,210
    #UMS Holdings, Ltd. .............................................        144,000            38,512
     United Engineers, Ltd. .........................................         25,000            37,206
    #United Envirotech, Ltd. ........................................         83,000            22,915
     United Industrial Corp., Ltd. ..................................        103,000           220,819
     United Overseas Bank, Ltd. .....................................         18,045           244,736
     UOB-Kay Hian Holdings, Ltd. ....................................         49,000            59,877
     UOL Group, Ltd. ................................................         52,000           183,832
     Venture Corp., Ltd. ............................................         39,000           208,003
     WBL Corp., Ltd. ................................................          6,000            14,980
    #Wee Hur Holdings, Ltd. .........................................         75,000            16,588
     Wheelock Properties, Ltd. ......................................         24,000            30,551
     Wilmar International, Ltd. .....................................         13,000            56,132
     Wing Tai Holdings, Ltd. ........................................         82,000            83,181
     Yongnam Holdings, Ltd. .........................................        108,000            20,046
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                        6,536,362
                                                                                       ---------------
SPAIN -- (1.9%)
    #Abengoa SA .....................................................          4,872           113,184
     Abertis Infraestructuras SA ....................................          5,221            85,915
     Acciona SA .....................................................          3,261           308,359
     Acerinox SA ....................................................         10,833           143,366
     Actividades de Construccion y Servicios SA .....................          1,883            71,332
     Almirall SA ....................................................          7,145            53,160
    *Amper SA .......................................................          3,485            10,507
     Antena 3 de Television SA ......................................          5,451            32,639
     Banco Bilbao Vizcaya Argentaria SA .............................         37,525           337,722
    #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR ...............         33,815           305,688
    #Banco de Sabadell SA ...........................................        153,412           550,256
     Banco de Sabadell SA Convertible Shares ........................          6,409             5,454
    *Banco de Valencia SA ...........................................          6,013             7,339
     Banco Espanol de Credito SA ....................................         10,729            63,527
     Banco Pastor SA ................................................         19,917            93,560
    #Banco Popular Espanol SA .......................................         71,367           326,665
     Banco Santander SA .............................................        114,518           969,265
     Banco Santander SA Sponsored ADR ...............................         51,766           443,117
    #Bankinter SA ...................................................         32,096           195,948
    *Baron de Ley SA ................................................            967            58,248
     Bolsas y Mercados Espanoles SA .................................          4,896           140,220
     CaixaBank SA ...................................................         50,038           243,955
    #Caja de Ahorros del Mediterraneo SA ............................          8,736            16,897
     Campofrio Food Group SA ........................................          1,520            12,917
   #*Cementos Portland Valderrivas SA ...............................          1,746            24,174

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SPAIN -- (Continued)
   #*Cie Automotive SA ..............................................         11,475   $        94,866
     Cintra Concesiones de Infraestructuras de Transporte SA ........         29,985           381,111
    *Codere SA ......................................................            530             6,061
     Construcciones y Auxiliar de Ferrocarriles SA ..................            202           107,152
   #*Deoleo SA ......................................................         35,847            18,030
    *Dinamia Capital Privado Sociedad de Capital Riesgo SA Issue-11
        Shares ......................................................             27               155
    *Distribuidora Internacional de Alimentacion SA .................          1,208             5,524
     Duro Felguera SA ...............................................          7,224            48,328
     Ebro Foods SA ..................................................          7,979           161,690
     Elecnor SA .....................................................          4,468            60,606
     Enagas SA ......................................................          4,664            91,711
    *Ercros SA ......................................................          9,141            11,133
     Faes Farma SA ..................................................         25,729            52,691
    *Fersa Energias Renovables SA ...................................          4,378             4,890
     Fluidra SA .....................................................            921             3,068
    #Fomento de Construcciones y Contratas SA .......................          7,224           187,017
     Gamesa Corp Tecnologica SA .....................................         26,343           127,217
     Gas Natural SDG SA .............................................         18,758           348,672
    *Grifols SA .....................................................          2,915            54,197
     Grupo Catalana Occidente SA ....................................          5,497           101,305
     Grupo Empresarial Ence SA ......................................         25,177            74,629
     Iberdrola SA ...................................................         44,237           320,053
     Iberpapel Gestion SA ...........................................            130             2,417
     Indra Sistemas SA ..............................................          6,063           101,593
    *Inmobiliaria Colonial SA .......................................          1,264             5,445
    *Jazztel P.L.C. .................................................         28,321           162,899
    *La Seda de Barcelona SA Series B ...............................        159,016            13,246
     Laboratorios Farmaceuticos Rovi SA .............................          1,442            10,362
     Mapfre SA ......................................................          5,709            20,860
     Mediaset Espana Comunicacion SA ................................          7,865            52,049
     Melia Hotels International SA ..................................          3,757            27,544
     Miquel y Costas & Miquel SA ....................................          1,261            28,533
    *Miquel y Costas & Miquel SA Issue-11 Shares ....................            420             9,597
   #*NH Hoteles SA ..................................................         23,746           116,202
     Obrascon Huarte Lain SA ........................................          2,613            72,858
     Papeles y Cartones de Europa SA ................................          7,764            30,920
     Pescanova SA ...................................................          1,779            61,278
   #*Promotora de Informaciones SA Series A .........................         42,619            43,999
     Prosegur Cia de Seguridad SA ...................................          1,405            69,853
    *Realia Business SA .............................................         14,616            22,376
     Red Electrica Corporacion SA ...................................          1,329            64,022
     Repsol YPF SA ..................................................          2,075            62,457
     Repsol YPF SA Sponsored ADR ....................................          8,150           245,886
    #Sacyr Vallehermoso SA ..........................................         15,442           107,836
     Solaria Energia y Medio Ambiente SA ............................          8,257            16,994
     Tecnicas Reunidas SA ...........................................            999            40,197
   #*Tubacex SA .....................................................         16,869            44,405
    *Tubos Reunidos SA ..............................................         14,063            33,291
     Unipapel SA ....................................................            747            13,147
     Vidrala SA .....................................................          3,818           107,217
     Viscofan SA ....................................................          3,785           145,331
    *Vocento SA .....................................................            845             2,253
    *Vueling Airlines SA ............................................          2,854            20,142
     Zardoya Otis SA ................................................            807            10,872
   #*Zeltia SA ......................................................         14,869            34,048
                                                                                       ---------------
TOTAL SPAIN .........................................................                        8,673,649
                                                                                       ---------------
SWEDEN -- (2.5%)
     Aarhuskarlshamn AB .............................................          2,866            77,239
     Acando AB ......................................................         18,648            41,247
   #*Active Biotech AB ..............................................          1,997             8,940

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     AddTech AB Series B ............................................          1,015   $        22,917
     AF AB Series B .................................................          5,738            96,663
     Alfa Laval AB ..................................................          2,160            40,229
   #*Alliance Oil Co., Ltd. GDR .....................................          5,847            75,592
     Assa Abloy AB Series B .........................................          3,100            75,283
     Avanza Bank Holding AB .........................................          1,688            45,003
     Axfood AB ......................................................          1,350            51,193
     Axis Communications AB .........................................          3,786            84,102
     B&B Tools AB Series B ..........................................          5,073            46,349
    *BE Group AB ....................................................          8,493            32,611
     Beijer Alma AB .................................................          1,960            36,760
    *Betsson AB .....................................................          2,228            52,449
     Bilia AB Series A ..............................................          5,411            78,760
     Billerud AB ....................................................         17,649           137,064
     BioGaia AB Series B ............................................            778            19,665
    *BioInvent International AB .....................................          5,547            15,429
    *Bjorn Borg AB ..................................................          1,140             6,717
     Boliden AB .....................................................         35,292           501,725
    *Bure Equity AB .................................................         19,350            57,077
    *Castellum AB ...................................................          6,529            88,389
    *CDON Group AB ..................................................          4,074            20,602
    #Clas Ohlson AB Series B ........................................          2,529            31,020
    *Concentric AB ..................................................          8,712            53,469
     Concordia Maritime AB Series B .................................         10,317            21,759
    *Duni AB ........................................................          5,126            43,531
     East Capital Explorer AB .......................................          6,363            51,254
     Electrolux AB Series B .........................................         12,767           237,727
     Elekta AB Series B .............................................          6,166           246,234
   #*Eniro AB .......................................................          6,848            10,581
   #*Etrion Corp. ...................................................          5,406             3,101
    *Fabege AB ......................................................          5,720            49,096
     G & L Beijer AB Series B .......................................          1,494            50,010
     Getinge AB Series B ............................................          5,375           139,433
     Gunnebo AB .....................................................          8,531            34,409
     Hakon Invest AB ................................................          8,061           112,698
     Haldex AB ......................................................          8,712            37,190
     Hexagon AB Series B ............................................          6,332            97,051
     Hexpol AB ......................................................          4,560           117,332
    *HIQ International AB ...........................................          5,939            26,221
     Hoganas AB Series B ............................................          2,875            91,637
     Holmen AB Series B .............................................          9,503           268,883
     Hufvudstaden AB Series A .......................................          2,399            26,027
    *Husqvarna AB Series A ..........................................          8,110            41,349
    *Husqvarna AB Series B ..........................................         43,815           222,532
     Industrial & Financial Systems AB Series B .....................          3,767            53,178
     Intrum Justitia AB .............................................          6,733           110,472
    #JM AB ..........................................................         11,138           202,093
    #KappAhl AB .....................................................          5,572            12,098
    *Klovern AB .....................................................          4,341            18,115
     KNOW IT AB .....................................................          1,998            14,701
    *Kungsleden AB ..................................................          7,371            56,361
     Lagercrantz Group AB Series B ..................................          2,159            15,950
    *Lindab International AB ........................................         10,001            61,742
     Loomis AB Series B .............................................         10,570           145,404
    *Lundin Petroleum AB ............................................         11,237           274,237
    *Meda AB Series A ...............................................         32,518           330,929
    *Medivir AB Series B ............................................          1,573            21,628
     Mekonomen AB ...................................................          1,728            63,046
    *Micronic Mydata AB .............................................         22,549            40,135
    *Millicom International Cellular SA SDR .........................            372            41,027
     Modern Times Group AB Series B .................................          1,384            73,178

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     NCC AB Series B ................................................         11,338   $       207,799
   #*Net Entertainment NE AB ........................................          2,208            22,272
    *Net Insight AB Series B ........................................         44,491            16,524
     New Wave Group AB Series B .....................................          9,990            45,440
    #NIBE Industrier AB Series B ....................................          3,222            48,147
    *Nobia AB .......................................................         20,065            86,784
     Nolato AB Series B .............................................          2,390            19,863
     Nordea Bank AB .................................................         65,224           592,291
    *Nordic Mines AB ................................................          4,313            35,652
     OEM International AB Series B ..................................          1,100             9,086
    #Orc Group AB ...................................................          1,183            10,788
    *Orexo AB .......................................................          4,651            20,303
     Oriflame Cosmetics SA SDR ......................................            891            35,449
    *PA Resources AB ................................................        121,871            32,385
     Peab AB Series B ...............................................         21,288           115,855
    #Pricer AB Series B .............................................         33,823            61,648
     Proffice AB Series B ...........................................          6,502            23,104
     Ratos AB Series B ..............................................         16,772           223,081
   #*Rederi AB Transatlantic ........................................          4,088             9,375
    *Rezidor Hotel Group AB .........................................         18,581            67,111
    *RNB Retail & Brands AB .........................................            953               424
     Rottneros AB ...................................................          4,960             1,743
     Saab AB Series B ...............................................          6,770           130,397
   #*SAS AB .........................................................         26,212            43,390
     Scania AB Series B .............................................          2,498            41,916
     Seco Tools AB Series B .........................................          1,924            25,959
     Securitas AB Series B ..........................................          6,946            63,294
     Skandinaviska Enskilda Banken AB Series A ......................         58,007           363,641
     Skanska AB Series B ............................................         15,819           258,307
     SKF AB Series B ................................................          3,930            87,097
    #Skistar AB .....................................................          1,857            26,814
     SSAB AB Series A ...............................................         19,731           190,740
     SSAB AB Series B ...............................................         11,483            97,294
     Svenska Cellulosa AB Series A ..................................          3,047            44,995
     Svenska Cellulosa AB Series B ..................................         37,792           551,709
     Svenska Handelsbanken AB Series A ..............................         10,598           304,380
     Swedbank AB Series A ...........................................         24,118           337,664
     Swedish Match AB ...............................................          1,500            51,795
    *Swedish Orphan Biovitrum AB ....................................         28,061            68,624
     Systemair AB ...................................................            819             9,438
     Tele2 AB Series B ..............................................         15,451           325,372
     Telefonaktiebolaget LM Ericsson AB Series A ....................          2,989            29,767
     Telefonaktiebolaget LM Ericsson AB Series B ....................         19,998           208,450
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...............            900             9,369
     TeliaSonera AB .................................................         29,914           207,930
    *TradeDoubler AB ................................................          4,911            21,757
     Trelleborg AB Series B .........................................         42,653           361,063
    *Unibet Group P.L.C. SDR ........................................          1,237            28,691
     Vitrolife AB ...................................................            850             5,825
     Volvo AB Series A ..............................................          2,379            29,555
     Volvo AB Series B ..............................................         12,440           154,837
     Wihlborgs Fastigheter AB .......................................          2,124            29,019
                                                                                       ---------------
TOTAL SWEDEN ........................................................                       11,053,056
                                                                                       ---------------
SWITZERLAND -- (5.4%)
     ABB, Ltd. ......................................................         14,725           277,204
     ABB, Ltd. Sponsored ADR ........................................         16,820           316,384
     Acino Holding AG ...............................................            355            36,474
     Actelion, Ltd. .................................................          1,250            46,304
     Adecco SA ......................................................          6,199           297,721
     AFG Arbonia-Forster Holding AG .................................          3,122            71,689

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Allreal Holding AG .............................................          2,058   $       331,127
    #Alpiq Holding AG ...............................................            183            38,341
     ALSO-Actebis Holding AG ........................................            321            17,007
    *Aryzta AG ......................................................         14,609           704,420
     Ascom Holding AG ...............................................          5,457            58,278
     Austriamicrosystems AG .........................................          2,550           120,774
    *Autoneum Holding AG ............................................            720            48,677
     Bachem Holdings AG .............................................            796            36,897
     Baloise Holding AG .............................................          6,820           555,528
     Bank Coop AG ...................................................          1,479           107,283
     Bank Sarasin & Cie AG Series B .................................          5,539           210,566
     Banque Cantonale de Geneve SA ..................................            110            24,338
     Banque Cantonale Vaudoise AG ...................................            394           203,970
     Banque Privee Edmond de Rothschild SA ..........................              1            27,862
     Barry Callebaut AG .............................................            160           151,698
    *Basilea Pharmaceutica AG .......................................            672            30,155
    *Basler Kantonalbank AG .........................................            551            86,388
     Belimo Holdings AG .............................................             60           107,472
     Bell AG ........................................................             22            45,103
     Berner Kantonalbank AG .........................................            349            98,158
    *BKW FMB Energie AG .............................................            645            29,159
    *Bobst Group AG .................................................          1,703            34,047
     Bossard Holding AG .............................................            598            72,094
     Bucher Industries AG ...........................................          1,226           211,650
     Burckhardt Compression Holding AG ..............................            308            68,079
     Centralschweizerische Kraftwerke AG ............................             31            11,572
     Charles Voegele Holding AG .....................................          1,289            39,686
     Cie Financiere Tradition SA ....................................            305            26,473
    *Clariant AG ....................................................         25,538           276,553
     Coltene Holding AG .............................................            411            16,714
     Compagnie Financiere Richemont SA Series A .....................          1,876           106,866
     Conzzeta AG ....................................................             35            73,056
     Credit Suisse Group AG .........................................         22,184           639,810
     Daetwyler Holding AG ...........................................          1,335            87,820
    *Dufry AG .......................................................          2,291           245,247
     EFG International AG ...........................................          7,400            61,781
     Emmi AG ........................................................            291            58,276
     EMS-Chemie Holding AG ..........................................            439            77,407
     Energiedienst Holding AG .......................................            658            38,914
     Ferrexpo P.L.C. ................................................          5,995            30,857
     Flughafen Zuerich AG ...........................................            651           249,653
     Forbo Holding AG ...............................................            249           117,672
    #Galenica Holding AG ............................................            437           253,145
     GAM Holding AG .................................................         36,567           437,172
    *Gategroup Holding AG ...........................................          1,998            67,818
     Geberit AG .....................................................            739           151,345
     George Fisher AG ...............................................            750           310,772
     Givaudan SA ....................................................            282           256,484
    #Gurit Holding AG ...............................................             97            47,819
     Helvetia Holding AG ............................................            994           363,188
     Holcim, Ltd. ...................................................         21,970         1,391,274
     Huber & Suhner AG ..............................................            992            53,300
     Implenia AG ....................................................          1,300            30,659
     Inficon Holding AG .............................................            241            41,071
    *Interroll Holding AG ...........................................            121            41,786
     Intershop Holding AG ...........................................             51            18,635
     Julius Baer Group, Ltd. ........................................         27,417         1,030,189
     Kaba Holding AG ................................................            359           138,830
    *Kardex AG ......................................................          1,109            16,621
     Komax Holding AG ...............................................            841            64,763
     Kudelski SA ....................................................          6,523            67,530

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Kuehne & Nagel International AG ................................          1,113   $       137,891
    *Kuoni Reisen Holding AG Series B ...............................            565           192,703
    #LEM Holding SA .................................................             28            12,139
     Liechtensteinische Landesbank AG ...............................          1,203            66,655
     Lindt & Spruengli AG ...........................................              1            36,824
   #*Logitech International SA ......................................         18,666           180,158
     Lonza Group AG .................................................          9,824           653,476
     Luzerner Kantonalbank AG .......................................            283           102,405
     Metall Zug AG ..................................................             32           121,559
   #*Meyer Burger Technology AG .....................................          6,810           163,007
    *Micronas Semiconductor Holding AG ..............................          8,922            73,120
    *Mikron Holding AG ..............................................          4,766            33,061
    *Mobilezone Holding AG ..........................................          2,526            26,460
     Mobimo Holding AG ..............................................          1,057           265,180
     Nestle SA ......................................................          7,905           457,207
    *NIBE Industrier AB Series B ....................................          2,576            36,096
     Nobel Biocare Holding AG .......................................          3,987            48,825
     Novartis AG ....................................................            552            31,097
     Novartis AG ADR ................................................         13,137           741,846
    *OC Oerlikon Corp. AG ...........................................         30,437           182,267
    #Orascom Development Holding AG .................................          1,261            27,893
     Orell Fuessli Holding AG .......................................            184            22,486
    *Panalpina Welttransport Holding AG .............................          2,305           227,957
     Partners Group Holding AG ......................................            501            93,719
   #*Petroplus Holdings AG ..........................................         17,593           104,941
     Phoenix Mecano AG ..............................................            168            88,786
    *Precious Woods Holding AG ......................................            152             2,012
    *PSP Swiss Property AG ..........................................          1,506           137,016
     PubliGroupe SA .................................................            379            58,281
    *Rieters Holdings AG ............................................            609           126,708
     Romande Energie Holding SA .....................................             38            56,238
    *Schaffner Holding AG ...........................................             31             8,937
     Schindler Holding AG ...........................................            551            64,665
    *Schmolz & Bickenbach AG ........................................          5,880            47,795
    #Schweiter Technologies AG ......................................            171            95,689
     Schweizerische National-Versicherungs-Gesellschaft AG ..........          2,997           104,976
     SGS SA .........................................................             32            54,894
    *Siegfried Holding AG ...........................................            472            48,114
     Sika AG ........................................................            177           346,888
     Sonova Holding AG ..............................................            728            76,977
     St. Galler Kantonalbank AG .....................................            427           185,519
     Straumann Holding AG ...........................................            149            26,228
    *Sulzer AG ......................................................          2,814           327,971
     Swatch Group AG (7184725) ......................................            720           303,110
     Swatch Group AG (7184736) ......................................          1,768           130,373
     Swiss Life Holding AG ..........................................          4,157           510,552
    *Swiss Re, Ltd. .................................................         23,898         1,304,795
     Swisscom AG ....................................................            228            91,848
     Swisslog Holding AG ............................................         74,559            60,830
     Swissquote Group Holding SA ....................................          1,088            45,787
     Synthes, Inc. ..................................................          2,163           361,717
     Tamedia AG .....................................................            152            18,524
     Tecan Group AG .................................................          1,172            73,883
    *Temenos Group AG ...............................................          4,813            91,539
    *Tornos Holding AG ..............................................          2,333            22,744
    *U-Blox AG ......................................................            815            35,655
    *UBS AG .........................................................         52,017           657,402
    *UBS AG ADR .....................................................         34,236           432,058
     Uster Technologies AG ..........................................            302            12,037
     Valiant Holding AG .............................................          2,474           342,498
     Valora Holding AG ..............................................            604           125,443

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Vaudoise Assurances Holding SA .................................             66   $        19,427
     Verwaltungs und Privat-Bank AG .................................            540            54,285
     Vetropack Holding AG ...........................................             14            26,225
   #*Von Roll Holding AG ............................................         12,622            44,279
     Vontobel Holdings AG ...........................................          4,723           140,922
     VZ Holding AG ..................................................            157            17,910
     Walliser Kantonalbank AG .......................................             30            26,767
     Ypsomed Holdings AG ............................................            784            49,676
     Zehnder Group AG ...............................................          2,320           137,813
     Zuger Kantonalbank AG ..........................................             19           107,988
     Zurich Financial Services AG ...................................          7,485         1,724,870
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                       24,273,228
                                                                                       ---------------
UNITED KINGDOM -- (17.7%)
    *888 Holdings P.L.C. ............................................         29,087            15,366
     A.G. Barr P.L.C. ...............................................          2,386            46,340
     Aberdeen Asset Management P.L.C. ...............................         87,090           268,160
     Acal P.L.C. ....................................................          3,887            15,402
     Admiral Group P.L.C. ...........................................          3,611            68,107
     Aegis Group P.L.C. .............................................         71,359           156,634
    *Afren P.L.C. ...................................................         97,178           153,700
     African Barrick Gold, Ltd. .....................................            956             8,280
     Aga Rangemaster Group P.L.C. ...................................          9,912            12,138
     Aggreko P.L.C. .................................................          4,825           132,271
     Amec P.L.C. ....................................................         14,181           210,154
     Amlin P.L.C. ...................................................         79,606           367,170
     Anglo American P.L.C. ..........................................         48,414         1,774,879
     Anglo Pacific Group P.L.C. .....................................         16,211            70,049
     Anite P.L.C. ...................................................         44,555            47,646
     Antofagasta P.L.C. .............................................          4,037            78,234
    *Ark Therapeutics Group P.L.C. ..................................         14,764               930
     ARM Holdings P.L.C. ............................................         60,227           565,102
     Ashmore Group P.L.C. ...........................................         23,282           129,896
     Ashtead Group P.L.C. ...........................................        135,222           336,487
     Associated British Foods P.L.C. ................................         21,546           382,418
     Assura Group, Ltd. .............................................         23,540            14,753
    #AstraZeneca P.L.C. Sponsored ADR ...............................          2,300           110,193
     Aveva Group P.L.C. .............................................          5,527           139,940
     Aviva P.L.C. ...................................................        128,562           701,377
     Aviva P.L.C. Sponsored ADR .....................................          4,140            45,333
     Axis-Shield P.L.C. .............................................          4,951            37,277
     Babcock International Group P.L.C. .............................         33,505           378,659
     BAE Systems P.L.C. .............................................         49,239           218,357
     Balfour Beatty P.L.C. ..........................................         42,599           171,853
     Barclays P.L.C. ................................................        140,947           436,927
    #Barclays P.L.C. Sponsored ADR ..................................          5,456            68,255
    *Barratt Developments P.L.C. ....................................        168,775           240,472
     BBA Aviation P.L.C. ............................................         79,836           227,290
     Beazley P.L.C. .................................................        101,876           205,509
     Bellway P.L.C. .................................................         25,756           293,076
     Berendsen P.L.C. ...............................................         38,043           283,436
    *Berkeley Group Holdings P.L.C. (The) ...........................         28,573           572,968
     BG Group P.L.C. ................................................         36,356           788,343
     BHP Billiton P.L.C. ADR ........................................          2,500           157,425
     Bloomsbury Publishing P.L.C. ...................................          1,196             1,888
     Bodycote P.L.C. ................................................         46,517           210,459
     Booker Group P.L.C. ............................................         16,666            20,155
     Bovis Homes Group P.L.C. .......................................         32,817           247,653
     BP P.L.C. Sponsored ADR ........................................         66,425         2,934,656
     Braemar Shipping Services P.L.C. ...............................          1,245             7,404
     Brewin Dolphin Holdings P.L.C. .................................         35,662            72,094

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     British Polythene Industries P.L.C. ............................          4,284   $        22,076
     British Sky Broadcasting Group P.L.C. ..........................          5,790            65,285
     Britvic P.L.C. .................................................         10,265            54,358
     BT Group P.L.C. ................................................         16,974            51,214
     BT Group P.L.C. Sponsored ADR ..................................          2,662            80,499
    *BTG P.L.C. .....................................................         39,607           175,586
     Bunzl P.L.C. ...................................................         16,317           211,070
     Burberry Group P.L.C. ..........................................         14,668           314,886
     Bwin.Party Digital Entertainment P.L.C. ........................         63,400           111,142
     Cable & Wireless Communications P.L.C. .........................        120,990            70,313
    *Cable & Wireless Worldwide P.L.C. ..............................        264,160           118,203
    *Cairn Energy P.L.C. ............................................         24,500           115,709
     Capita Group P.L.C. ............................................          3,491            40,731
     Capital & Counties Properties P.L.C. ...........................          1,729             4,990
    *Capital & Regional P.L.C. ......................................         34,857            19,011
     Carillion P.L.C. ...............................................         61,708           342,743
     Carnival P.L.C. ................................................          9,773           357,588
     Carnival P.L.C. ADR ............................................            804            29,386
     Carpetright P.L.C. .............................................          3,609            26,678
     Carphone Warehouse Group P.L.C. ................................         30,903           173,816
     Catlin Group, Ltd. .............................................         71,049           451,952
    *Centamin Egypt, Ltd. ...........................................         35,580            62,419
     Charter International P.L.C. ...................................         12,730           183,356
     Chemring Group P.L.C. ..........................................          8,026            65,671
     Chesnara P.L.C. ................................................         28,258            87,788
     Chime Communications P.L.C. ....................................          5,536            17,983
     Cineworld Group P.L.C. .........................................         19,510            59,609
     Clarkson P.L.C. ................................................            893            14,990
     Close Brothers Group P.L.C. ....................................         24,974           283,821
     Cobham P.L.C. ..................................................         40,262           116,187
     Collins Stewart Hawkpoint P.L.C. ...............................         43,337            42,361
    *Colt Group SA ..................................................         47,755            77,445
     Compass Group P.L.C. ...........................................         22,975           208,632
     Computacenter P.L.C. ...........................................         32,517           198,813
    *Connaught P.L.C. ...............................................         17,457                --
     Consort Medical P.L.C. .........................................          6,807            56,272
     Cookson Group P.L.C. ...........................................         43,227           332,265
     Costain Group P.L.C. ...........................................          2,521             7,918
     Cranswick P.L.C. ...............................................          8,168            90,739
     Croda International P.L.C. .....................................          7,616           214,111
     CSR P.L.C. .....................................................         36,667           106,344
     Daily Mail & General Trust P.L.C. Series A .....................         21,649           144,812
     Dairy Crest Group P.L.C. .......................................         36,421           201,966
     De La Rue P.L.C. ...............................................         10,052           136,174
     Debenhams P.L.C. ...............................................        278,351           290,139
     Dechra Pharmaceuticals P.L.C. ..................................          5,204            41,068
     Development Securities P.L.C. ..................................         18,402            57,381
     Devro P.L.C. ...................................................         26,558           104,891
     Dignity P.L.C. .................................................          3,994            52,338
     Diploma P.L.C. .................................................         18,621            96,052
    *Dixons Retail P.L.C. ...........................................        608,548           115,540
     Domino Printing Sciences P.L.C. ................................         16,343           150,111
     Domino's Pizza UK & IRL P.L.C. .................................          8,282            60,745
     Drax Group P.L.C. ..............................................         48,084           418,574
     DS Smith P.L.C. ................................................         87,621           299,354
     Dunelm Group P.L.C. ............................................          2,288            18,414
     E2V Technologies P.L.C. ........................................         11,558            20,223
    *easyJet P.L.C. .................................................         33,763           193,494
     Electrocomponents P.L.C. .......................................         40,856           143,722
     Elementis P.L.C. ...............................................         92,492           213,519
    *EnQuest P.L.C. .................................................         41,125            71,102

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
    *Enterprise Inns P.L.C. .........................................         98,745   $        43,938
     Eurasian Natural Resources Corp. P.L.C. ........................         14,603           153,816
     Euromoney Institutional Investor P.L.C. ........................          2,459            26,735
     Evolution Group P.L.C. .........................................         45,511            63,117
    *Exillon Energy P.L.C. ..........................................          2,353            11,320
     Experian P.L.C. ................................................          5,098            66,227
     F&C Asset Management P.L.C. ....................................         76,257            89,688
     Fenner P.L.C. ..................................................         40,245           219,558
     Fiberweb P.L.C. ................................................          4,026             2,644
     Fidessa Group P.L.C. ...........................................          1,552            40,508
     Filtrona P.L.C. ................................................         26,942           171,590
    *Findel P.L.C. ..................................................        203,693            12,515
     Firstgroup P.L.C. ..............................................         25,933           138,889
     Fortune Oil P.L.C. .............................................         63,568             9,751
     Fresnillo P.L.C. ...............................................            219             5,937
     Fuller Smith & Turner P.L.C. ...................................          5,331            59,781
     G4S P.L.C. .....................................................         66,169           258,700
     Galliford Try P.L.C. ...........................................         13,811           103,188
     Game Group P.L.C. ..............................................         67,809            21,028
    *Gem Diamonds, Ltd. .............................................         28,445           101,193
     Genus P.L.C. ...................................................          7,718           127,071
     GKN P.L.C. .....................................................        166,610           506,496
     Go-Ahead Group P.L.C. ..........................................          2,662            59,321
     Greene King P.L.C. .............................................         46,975           338,719
     Greggs P.L.C. ..................................................         15,704           128,833
     Halfords Group P.L.C. ..........................................         36,817           193,073
     Halma P.L.C. ...................................................         23,155           124,427
    *Hardy Oil & Gas P.L.C. .........................................          8,461            20,815
     Hardy Underwriting Group P.L.C. ................................          7,837            27,697
     Hargreaves Lansdown P.L.C. .....................................         10,452            83,991
     Hays P.L.C. ....................................................         32,961            41,849
     Headlam Group P.L.C. ...........................................         17,739            75,980
     Helical Bar P.L.C. .............................................         19,597            62,714
     Henderson Group P.L.C. .........................................         82,873           159,578
    *Heritage Oil P.L.C. ............................................         16,848            58,969
     Hikma Pharmaceuticals P.L.C. ...................................         15,446           167,292
     Hill & Smith Holdings P.L.C. ...................................         18,702            80,147
     Hiscox, Ltd. ...................................................         75,794           463,219
     Hochschild Mining P.L.C. .......................................         15,417           110,443
     Home Retail Group P.L.C. .......................................         73,941           119,313
     Homeserve P.L.C. ...............................................         12,650            71,045
    *Howden Joinery Group P.L.C. ....................................         53,121           100,320
     HSBC Holdings P.L.C. Sponsored ADR .............................         71,003         3,099,991
     Hunting P.L.C. .................................................         21,885           233,133
     Huntsworth P.L.C. ..............................................         25,889            25,953
     Hyder Consulting P.L.C. ........................................            977             5,320
     ICAP P.L.C. ....................................................         21,497           138,651
     IG Group Holdings P.L.C. .......................................         17,324           129,184
    *Imagination Technologies Group P.L.C. ..........................          2,887            21,224
     IMI P.L.C. .....................................................         15,182           200,088
     Imperial Tobacco Group P.L.C. ..................................         12,246           446,083
     Inchcape P.L.C. ................................................         82,658           440,723
     Informa P.L.C. .................................................         56,190           326,298
    *Inmarsat P.L.C. ................................................          9,822            74,095
    *Innovation Group P.L.C. ........................................         82,862            26,193
     Intercontinental Hotels Group P.L.C. ...........................          4,777            88,164
     Intercontinental Hotels Group P.L.C. ADR .......................          1,100            20,328
     Intermediate Capital Group P.L.C. ..............................         61,578           241,118
    *International Consolidated Airlines Group SA ...................        163,497           450,197
    *International Ferro Metals, Ltd. ...............................         11,083             3,748
     International Personal Finance P.L.C. ..........................         31,376           137,748

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     International Power P.L.C. .....................................        155,255   $       842,209
     Interserve P.L.C. ..............................................         37,094           196,586
     Intertek Group P.L.C. ..........................................          1,936            63,831
     Invensys P.L.C. ................................................         22,803            82,496
     Investec P.L.C. ................................................         91,750           555,873
    *IP Group P.L.C. ................................................         35,031            39,559
     ITE Group P.L.C. ...............................................          6,955            20,968
    *ITV P.L.C. .....................................................        269,602           276,239
     James Fisher & Sons P.L.C. .....................................          5,088            45,327
     Jardine Lloyd Thompson Group P.L.C. ............................          6,289            72,508
    *JD Sports Fashion P.L.C. .......................................          1,054            14,126
     JD Wetherspoon P.L.C. ..........................................         18,334           126,891
     JKX Oil & Gas P.L.C. ...........................................         19,692            49,777
     John Menzies P.L.C. ............................................          6,307            49,718
     John Wood Group P.L.C. .........................................         46,158           457,001
     Johnson Matthey P.L.C. .........................................          7,738           232,751
    *Jupiter Fund Management P.L.C. .................................             81               308
     Kazakhmys P.L.C. ...............................................         18,315           270,761
     Kcom Group P.L.C. ..............................................         53,721            63,090
     Keller Group P.L.C. ............................................         10,016            59,035
     Kesa Electricals P.L.C. ........................................         56,339            93,139
     Kier Group P.L.C. ..............................................          5,615           126,653
     Kingfisher P.L.C. ..............................................        232,192           961,992
    *Kofax P.L.C. ...................................................          6,690            29,398
     Ladbrokes P.L.C. ...............................................         41,541            92,004
     Laird P.L.C. ...................................................         48,532           116,109
     Lamprell P.L.C. ................................................         25,646            99,416
     Lancashire Holdings, Ltd. ......................................         25,656           294,550
     Laura Ashley Holdings P.L.C. ...................................         22,105             7,077
     Lavendon Group P.L.C. ..........................................         16,092            23,622
     Legal & General Group P.L.C. ...................................        594,171         1,046,697
    *Lloyds Banking Group P.L.C. ....................................        637,217           329,519
     Logica P.L.C. ..................................................        189,599           284,502
     London Stock Exchange Group P.L.C. .............................         16,406           236,850
    *Lonmin P.L.C. ..................................................         15,896           276,451
     Lookers P.L.C. .................................................         39,975            34,706
     Low & Bonar P.L.C. .............................................         20,699            14,903
     LSL Property Services P.L.C. ...................................          1,287             4,878
     Man Group P.L.C. ...............................................        175,697           420,008
     Management Consulting Group P.L.C. .............................         28,559            15,254
     Marks & Spencer Group P.L.C. ...................................         27,544           142,006
     Marshalls P.L.C. ...............................................         18,574            25,678
     Marston's P.L.C. ...............................................        119,984           186,559
     McBride P.L.C. .................................................         34,357            75,314
    *McBride P.L.C. Redeemable B Shares .............................      1,649,136             2,652
     Mears Group P.L.C. .............................................         16,667            70,939
     Mecom Group P.L.C. .............................................         19,519            48,501
     Meggitt P.L.C. .................................................        105,432           650,684
     Melrose P.L.C. .................................................         62,679           331,039
     Melrose Resources P.L.C. .......................................         11,192            20,048
     Michael Page International P.L.C. ..............................          7,737            49,807
     Micro Focus International P.L.C. ...............................          5,738            31,044
     Millennium & Copthorne Hotels P.L.C. ...........................         27,049           193,391
    *Misys P.L.C. ...................................................         24,636           115,371
    *Mitchells & Butlers P.L.C. .....................................         41,504           159,861
     Mitie Group P.L.C. .............................................         73,516           296,703
     Mondi P.L.C. ...................................................         58,540           445,235
     Moneysupermarket.com Group P.L.C. ..............................         54,769            92,598
     Morgan Crucible Co. P.L.C. .....................................         40,747           184,920
     Morgan Sindall P.L.C. ..........................................          4,844            43,090
     Mothercare P.L.C. ..............................................         14,702            39,667

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
    *Mouchel Group P.L.C. ...........................................         18,593   $         4,007
     N Brown Group P.L.C. ...........................................         32,324           136,975
     National Express Group P.L.C. ..................................         66,945           247,279
    *NCC Group P.L.C. ...............................................            621             6,619
     Next P.L.C. ....................................................          3,701           151,690
    *Northgate P.L.C. ...............................................         13,624            56,398
     Novae Group P.L.C. .............................................          9,979            47,038
     Old Mutual P.L.C. ..............................................        503,063           884,450
     Oxford Instruments P.L.C. ......................................          3,659            45,053
     Pace P.L.C. ....................................................         53,548            67,979
     PayPoint P.L.C. ................................................          1,351            10,952
     Pearson P.L.C. .................................................         12,174           223,646
     Pearson P.L.C. Sponsored ADR ...................................         21,531           396,170
    *Pendragon P.L.C. ...............................................         96,948            14,820
     Pennon Group P.L.C. ............................................         21,112           235,836
     Persimmon P.L.C. ...............................................         61,372           489,419
     Petrofac, Ltd. .................................................          1,678            38,545
     Petropavlovsk P.L.C. ...........................................         12,244           144,119
     Phoenix Group Holdings P.L.C. ..................................            248             2,075
     Phoenix IT Group, Ltd. .........................................         10,671            33,403
     Photo-Me International P.L.C. ..................................         17,478            17,350
     Premier Farnell P.L.C. .........................................         15,402            43,211
    *Premier Foods P.L.C. ...........................................        389,683            24,535
    *Premier Oil P.L.C. .............................................         27,493           161,851
     Provident Financial P.L.C. .....................................          6,445           114,551
     Prudential P.L.C. ..............................................         68,348           705,973
     Prudential P.L.C. ADR ..........................................            800            16,536
     Psion P.L.C. ...................................................         17,081            13,729
    *Punch Taverns P.L.C. ...........................................        139,592            23,517
     PV Crystalox Solar P.L.C. ......................................         35,503             4,344
     PZ Cussons P.L.C. ..............................................         16,088            95,006
     Qinetiq P.L.C. .................................................        126,269           236,657
    *Quintain Estates & Development P.L.C. ..........................         57,089            34,116
     R.E.A. Holdings P.L.C. .........................................          1,822            16,804
     Randgold Resources, Ltd. .......................................            810            88,588
     Rathbone Brothers P.L.C. .......................................          8,079           148,663
    *Raven Russia, Ltd. .............................................          6,987             6,206
    *Redrow P.L.C. ..................................................         56,905           106,431
     Reed Elsevier P.L.C. ...........................................          3,037            25,999
     Reed Elsevier P.L.C. ADR .......................................            300            10,257
     Regus P.L.C. ...................................................        167,996           203,902
     Renishaw P.L.C. ................................................          5,590            87,575
    *Rentokil Initial P.L.C. ........................................         63,191            72,876
     Resolution, Ltd. ...............................................        202,437           890,902
     Restaurant Group P.L.C. ........................................         16,156            77,742
     Rexam P.L.C. ...................................................         90,430           501,252
     Ricardo P.L.C. .................................................          7,021            41,354
     Rightmove P.L.C. ...............................................          7,424           155,332
     Rio Tinto P.L.C. ...............................................          4,050           219,100
     Rio Tinto P.L.C. Sponsored ADR .................................          6,172           333,658
     RM P.L.C. ......................................................          9,841            10,592
     Robert Walters P.L.C. ..........................................         16,237            53,504
     Robert Wiseman Dairies P.L.C. ..................................          8,666            40,186
    *Rolls-Royce Holdings P.L.C. (B4RNCM5) ..........................      3,470,424             5,580
    *Rolls-Royce Holdings P.L.C. (B63H849) ..........................         50,296           566,155
     Rotork P.L.C. ..................................................          2,973            80,189
    *Royal Bank of Scotland Group P.L.C. ............................        161,522            62,335
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............          6,425            49,730
     Royal Dutch Shell P.L.C. ADR ...................................         88,550         6,357,890
     Royal Dutch Shell P.L.C. Series B ..............................          6,539           234,607
     RPC Group P.L.C. ...............................................         19,491           110,589

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     RPS Group P.L.C. ...............................................         41,647   $       120,611
     RSA Insurance Group P.L.C. .....................................        512,455           915,168
     SABmiller P.L.C. ...............................................         11,816           430,341
     Sage Group P.L.C. ..............................................         71,547           319,094
     Sainsbury (J.) P.L.C. ..........................................         80,202           384,324
    *Salamander Energy P.L.C. .......................................         26,948            85,862
     Savills P.L.C. .................................................         24,731           123,199
     Schroders P.L.C. ...............................................         10,034           231,267
     Schroders P.L.C. Non-Voting ....................................          6,442           128,806
     SDL P.L.C. .....................................................         12,648           133,709
     Senior P.L.C. ..................................................         75,073           200,171
     Serco Group P.L.C. .............................................         15,922           132,591
     Severfield-Rowen P.L.C. ........................................         17,212            44,155
     Severn Trent P.L.C. ............................................          4,142           100,818
     Shanks Group P.L.C. ............................................         77,245           137,029
     Shire P.L.C. ADR ...............................................          1,800           169,740
    *SIG P.L.C. .....................................................        107,159           165,109
     Smith & Nephew P.L.C. ..........................................          3,115            28,512
     Smith & Nephew P.L.C. Sponsored ADR ............................          1,400            64,204
     Smiths Group P.L.C. ............................................          5,461            83,814
     Smiths News P.L.C. .............................................         20,687            31,825
    *Soco International P.L.C. ......................................         22,577           119,184
    *Southern Cross Healthcare P.L.C. ...............................         27,167             2,730
     Spectris P.L.C. ................................................         18,022           368,214
     Speedy Hire P.L.C. .............................................         63,745            21,003
     Spirax-Sarco Engineering P.L.C. ................................          3,460           106,288
     Spirent Communications P.L.C. ..................................         68,394           137,140
    *Spirit Pub Co. P.L.C. ..........................................        139,592           107,175
    *Sportech P.L.C. ................................................          2,757             1,771
    *Sports Direct International P.L.C. .............................         28,039           103,283
     SSE P.L.C. .....................................................         25,126           542,876
     St. Ives Group P.L.C. ..........................................         15,536            22,357
     St. James's Place P.L.C. .......................................         18,272           103,337
     St. Modwen Properties P.L.C. ...................................         26,725            53,486
     Stagecoach Group P.L.C. ........................................         22,045            87,631
     Standard Chartered P.L.C. ......................................         36,935           861,852
     Standard Life P.L.C. ...........................................        262,373           905,022
     Sthree P.L.C. ..................................................          4,213            19,243
     Synergy Health P.L.C. ..........................................         11,500           153,752
     TalkTalk Telecom Group P.L.C. ..................................         61,807           128,673
     Tate & Lyle P.L.C. .............................................         45,004           470,848
    *Taylor Wimpey P.L.C. ...........................................        677,497           400,992
     Ted Baker P.L.C. ...............................................            479             5,742
    *Telecity Group P.L.C. ..........................................         11,774           113,062
     Tesco P.L.C. ...................................................         55,793           359,720
     Thomas Cook Group P.L.C. .......................................        131,861           109,415
     Travis Perkins P.L.C. ..........................................         45,645           645,614
    *Trinity Mirror P.L.C. ..........................................         60,279            46,940
     TT electronics P.L.C. ..........................................         29,930            75,496
     TUI Travel P.L.C. ..............................................         58,048           158,843
     Tullett Prebon P.L.C. ..........................................         48,828           275,330
     Tullow Oil P.L.C. ..............................................          5,834           131,078
     UBM P.L.C. .....................................................         12,884           104,874
    *UK Coal P.L.C. .................................................         31,121            16,934
     Ultra Electronics Holdings P.L.C. ..............................          3,375            86,110
     Umeco P.L.C. ...................................................         12,650            51,059
    *Unite Group P.L.C. .............................................         12,079            34,219
     United Utilities Group P.L.C. ..................................          8,697            84,780
     UTV Media P.L.C. ...............................................          3,155             6,060
    *Vectura Group P.L.C. ...........................................         65,814            64,372
     Vedanta Resources P.L.C. .......................................          5,868           119,772

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Victrex P.L.C. .................................................          7,594   $       154,467
     Vitec Group P.L.C. (The) .......................................          3,225            31,059
     Vodafone Group P.L.C. Sponsored ADR ............................        165,738         4,614,146
     Weir Group P.L.C. (The) ........................................         20,210           619,169
     WH Smith P.L.C. ................................................         19,644           172,795
     Whitbread P.L.C. ...............................................         17,575           466,992
     William Hill P.L.C. ............................................         67,359           233,798
     William Morrison Supermarkets P.L.C. ...........................        144,442           700,460
     Wincanton P.L.C. ...............................................          8,167             9,487
    *Wolfson Microelectronics P.L.C. ................................         14,929            28,103
     Wolseley P.L.C. ................................................         25,895           746,709
     WPP P.L.C. Sponsored ADR .......................................         13,042           675,967
     WS Atkins P.L.C. ...............................................         13,476           123,960
     WSP Group P.L.C. ...............................................         10,790            39,898
    *Xchanging P.L.C. ...............................................         36,593            40,064
     Xstrata P.L.C. .................................................         77,287         1,287,333
   #*Yell Group P.L.C. ..............................................        386,328            22,427
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                       79,869,564
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                      408,237,939
                                                                                       ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
     Porsche Automobil Holding SE ...................................          2,021           117,734
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    *Arafura Resources, Ltd. Rights 11/22/11 ........................         12,834               135
    *Centrebet International, Ltd. Litigation Rights ................          6,648                --
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                              135
                                                                                       ---------------
BELGIUM -- (0.0%)
    *Agfa-Gevaert NV STRIP VVPR .....................................          7,342                10
    *Nyrstar NV STRIP VVPR ..........................................         11,235                16
    *Tessenderlo Chemie NV STRIP VVPR ...............................            383                42
                                                                                       ---------------
TOTAL BELGIUM .......................................................                               68
                                                                                       ---------------
CANADA -- (0.0%)
    *Compton Petroleum Corp. Warrants 08/23/14 ......................            222               924
    *Duluth Metals, Ltd. Warrants 01/18/13 ..........................            952               430
                                                                                       ---------------
TOTAL CANADA ........................................................                            1,354
                                                                                       ---------------
HONG KONG -- (0.0%)
    *Allied Properties (H.K.), Ltd. Warrants 06/13/16 ...............        130,108             2,177
    *New World Development Co., Ltd. Rights 11/22/11 ................         83,752            28,568
                                                                                       ---------------
TOTAL HONG KONG .....................................................                           30,745
                                                                                       ---------------
ITALY -- (0.0%)
    *Banca Popolare di Milano Scarl Rights 11/18/11 .................         52,397            49,374
                                                                                       ---------------
NORWAY -- (0.0%)
    *DOF ASA Rights 10/31/11 ........................................          1,106                --
                                                                                       ---------------
SINGAPORE -- (0.0%)
    *Transcu Group, Ltd. Warrants 09/01/13 ..........................         95,999             1,530
                                                                                       ---------------
UNITED KINGDOM -- (0.0%)
    *Management Consulting Group P.L.C. Warrants 12/31/11 ...........          1,290               233
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           83,439
                                                                                       ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
   (S)@DFA Short Term Investment Fund ...............................     37,180,863   $    37,180,863
      @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
      $5,110,426) to be repurchased at $5,010,237 ...................   $      5,010         5,010,222
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                       42,191,085
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $414,944,025) ..............................................                  $   450,630,197
                                                                                       ===============

                     EMERGING MARKETS CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (84.8%)
BRAZIL -- (7.3%)
     AES Tiete SA ...................................................        101,000   $     1,263,052
     All America Latina Logistica SA ................................        695,900         3,481,831
     Amil Participacoes SA ..........................................        163,946         1,659,657
     Anhanguera Educacional Participacoes SA ........................        208,790         3,102,329
     B2W Cia Global Do Varejo SA ....................................        132,300         1,075,754
     Banco ABC Brasil SA ............................................        162,100         1,085,797
     Banco Bradesco SA ..............................................      1,175,090        17,145,356
     Banco do Brasil SA .............................................      1,031,580        15,742,433
     Banco Pine SA ..................................................         63,600           424,531
     Banco Santander Brasil SA ADR ..................................      1,950,363        17,748,303
     Banco Sofisa SA ................................................         85,800           178,911
    *Battistella Adm Participacoes SA ...............................         22,700            18,246
     Bematech SA ....................................................         48,200           111,176
    *BHG SA - Brazil Hospitality Group ..............................          1,000            10,135
     BM&F Bovespa SA ................................................      3,324,623        20,003,702
    *Bombril SA .....................................................          8,400            36,622
     BR Malls Participacoes SA ......................................        629,771         6,841,150
     Brasil Brokers Participacoes SA ................................        312,323         1,266,137
     Brasil Telecom SA ..............................................         89,700           672,417
     Brasil Telecom SA ADR ..........................................         39,644           290,987
     BRF - Brasil Foods SA ..........................................        266,506         5,533,937
    #BRF - Brasil Foods SA ADR ......................................        909,480        19,144,554
     Brookfield Incorporacoes SA ....................................        640,790         2,496,948
     Camargo Correa Desenvolvimento Imobiliario SA ..................         66,110           144,015
     CCR SA .........................................................        163,200         4,498,136
    *Centrais Eletricas Brasileiras SA ..............................         93,000           920,873
    #Centrais Eletricas Brasileiras SA ADR ..........................         87,809         1,224,936
     Centrais Eletricas Brasileiras SA Sponsored ADR ................        161,015         1,602,099
    *CETIP SA .......................................................        245,465         3,361,320
    #Cia de Saneamento Basico do Estado de Sao Paulo ADR ............         85,100         4,617,526
     Cia de Saneamento de Minas Gerais-Copasa SA ....................        126,600         2,367,044
     Cia de Saneamento do Parana SA .................................         80,600           208,442
     Cia Energetica de Minas Gerais SA ..............................         58,650           800,402
    *Cia Hering SA ..................................................        173,752         3,891,292
     Cia Providencia Industria e Comercio SA ........................         19,400            67,799
     Cia Siderurgica Nacional SA ....................................         84,000           782,829
     Cia Siderurgica Nacional SA Sponsored ADR ......................        611,945         5,727,805
     Cielo SA .......................................................        164,934         4,402,787
     Cosan SA Industria e Comercio ..................................        291,906         4,551,547
     CPFL Energia SA ................................................         69,800           895,242
    #CPFL Energia SA ADR ............................................         55,978         1,454,868
     CR2 Empreendimentos Imobiliarios SA ............................         27,200            93,474
     Cremer SA ......................................................         63,400           511,085
    *CSU Cardsystem SA ..............................................         48,750           130,333
     Cyrela Brazil Realty SA Empreendimentos e Participacoes ........        689,000         6,075,930
    *Cyrela Commercial Properties SA Empreendimentos e
        Participacoes ...............................................          2,000            18,289
    *Diagnosticos Da America SA .....................................        429,141         3,459,424
    *Direcional Engenharia SA .......................................         97,739           512,363
     Drogasil SA ....................................................        210,080         1,322,751
     Duratex SA .....................................................        456,486         2,507,303
    *EcoRodovias Infraestrutura e Logistica SA ......................        261,328         1,971,167
    *Embraer SA .....................................................        199,200         1,369,112
     Embraer SA ADR .................................................        274,556         7,638,148
     Energias do Brazil SA ..........................................        117,540         2,541,331
     Equatorial Energia SA ..........................................        164,200         1,074,040
     Estacio Participacoes SA .......................................        126,884         1,492,883
     Eternit SA .....................................................        202,318         1,079,438
     Even Construtora e Incorporadora SA ............................        595,374         2,247,152

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     EZ Tec Empreendimentos e Participacoes SA ......................        150,900   $     1,371,139
    *Fertilizantes Heringer SA ......................................         70,200           417,884
     Fibria Celulose SA .............................................         51,196           459,820
    #Fibria Celulose SA Sponsored ADR ...............................        487,892         4,327,602
     Fleury SA ......................................................         74,350           949,269
     Forjas Taurus SA ...............................................         51,317            53,205
     Gafisa SA ......................................................        168,400           623,831
    #Gafisa SA ADR ..................................................        681,100         5,067,384
    *General Shopping Brasil SA .....................................        100,300           701,051
     Gerdau SA ......................................................        570,782         4,385,132
    #Gol Linhas Aereas Inteligentes SA ADR ..........................        128,100         1,027,362
     Grendene SA ....................................................        258,200         1,201,630
     Guararapes Confeccoes SA .......................................         13,800           697,696
     Helbor Empreendimentos SA ......................................         96,400         1,238,093
    *Hypermarcas SA .................................................        550,651         2,995,649
    *IdeiasNet SA ...................................................        139,243           218,980
     Iguatemi Empresa de Shopping Centers SA ........................         95,922         1,868,882
     Industrias Romi SA .............................................         57,300           213,934
     Inepar SA Industria e Construcoes ..............................         21,595            41,508
     Iochpe-Maxion SA ...............................................        166,572         2,357,631
     Itau Unibanco Holding SA .......................................        239,407         3,933,757
    *JBS SA .........................................................      1,392,646         4,185,603
     JHSF Participacoes SA ..........................................        280,529           725,485
     Joao Fortes Engenharia SA ......................................         10,500            53,819
    *JSL SA .........................................................         20,900           115,039
    *Kepler Weber SA ................................................      2,549,800           386,142
    *Kroton Educacional SA ..........................................        117,038         1,308,186
    *Light SA .......................................................        116,900         1,842,510
    *LLX Logistica SA ...............................................        433,350           969,254
    *Localiza Rent a Car SA .........................................        163,700         2,457,145
    *Log-in Logistica Intermodal SA .................................        141,574           544,246
     Lojas Americanas SA ............................................        127,094           988,266
     Lojas Renner SA ................................................        133,000         4,043,801
     LPS Brasil Consultoria de Imoveis SA ...........................         52,500           973,949
    *Lupatech SA ....................................................         44,700           236,928
     M. Dias Branco SA ..............................................        111,197         2,881,530
    *Magnesita Refratarios SA .......................................        275,139           998,408
     Mahle-Metal Leve SA Industria e Comercio .......................         17,566           437,807
     Marfrig Alimentos SA ...........................................        351,947         1,519,019
     Marisa Lojas SA ................................................         74,411         1,023,295
     Metalfrio Solutions SA .........................................         41,821           155,168
    *Mills Estruturas e Servicos de Engenharia SA ...................         60,428           619,468
     Minerva SA .....................................................        215,530           633,967
    *MMX Mineracao e Metalicos SA ...................................        491,155         2,171,341
    *MPX Energia SA .................................................         75,619         1,645,088
     MRV Engenharia e Participacoes SA ..............................        595,847         4,220,229
     Multiplan Empreendimentos Imobiliarios SA ......................        153,104         3,091,776
    *Multiplus SA ...................................................         41,800           706,061
     Natura Cosmeticos SA ...........................................        166,500         3,248,828
     Obrascon Huarte Lain Brasil SA .................................         43,700         1,466,127
     OdontoPrev SA ..................................................        127,600         2,008,185
    *OGX Petroleo e Gas Participacoes SA ............................        372,369         3,118,890
    *OSX Brasil SA ..................................................          5,800         1,233,072
     Paranapanema SA ................................................        493,192         1,126,081
     PDG Realty SA Empreendimentos e Participacoes ..................      2,448,311        10,809,446
     Petroleo Brasileiro SA ADR .....................................      1,754,339        47,384,696
    *Plascar Participacoes Industriais SA ...........................        196,300           276,696
     Porto Seguro SA ................................................        236,640         2,537,521
    *PortX Operacoes Portuarias SA ..................................         96,700           103,636
     Positivo Informatica SA ........................................         73,400           235,140
     Profarma Distribuidora de Produtos Farmaceuticos SA ............          8,100            50,152

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Redecard SA ....................................................        343,370   $     5,708,000
     Redentor Energia SA ............................................            100               347
    *Restoque Comercio e Confeccoes de Roupas SA ....................         46,471           736,239
     Rodobens Negocios Imobiliarios SA ..............................         58,700           375,925
     Rossi Residencial SA ...........................................        432,640         2,751,801
     Santos Brasil Participacoes SA .................................         83,044         1,231,016
    *Sao Carlos Empreendimentos e Participacoes SA ..................          8,800           110,202
     Sao Martinho SA ................................................        136,396         1,628,633
     SLC Agricola SA ................................................        121,953         1,211,113
     Souza Cruz SA ..................................................        280,000         3,473,804
    *Springs Global Participacoes SA ................................        129,200           270,915
     Sul America SA .................................................        384,792         3,135,533
    #TAM SA Sponsored ADR ...........................................         20,300           407,827
     Tecnisa SA .....................................................        367,795         2,335,070
     Tegma Gestao Logistica SA ......................................         52,900           690,194
     Tele Norte Leste Participacoes SA ..............................         95,600         1,179,374
     Telefonica Brasil SA ...........................................         75,990         2,000,610
    *Tempo Participacoes SA .........................................        188,002           331,797
    *Tereos Internacional SA ........................................         56,785            81,365
     Terna Participacoes SA .........................................         14,500           291,419
     Tim Participacoes SA ...........................................        230,866         1,187,376
   #*Tim Participacoes SA ADR .......................................        140,514         3,658,985
    *Totvs SA .......................................................        154,450         2,572,892
     Tractebel Energia SA ...........................................        131,600         2,107,164
     Trisul SA ......................................................         33,285            56,029
     Triunfo Participacoes e Investimentos SA .......................         59,591           345,012
     Ultrapar Participacoes SA ......................................        446,536         7,940,556
     Usinas Siderurgicas de Minas Gerais SA .........................        258,044         3,661,328
     Vale SA Sponsored ADR ..........................................      1,400,390        35,583,910
     Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
        Identificacao SA ............................................        115,757         1,375,451
    *Vanguarda Agro SA ..............................................      2,754,285         1,026,731
    *Viver Incorporadora e Construtora SA ...........................        372,860           516,881
     WEG Industrias SA ..............................................        474,185         5,347,131
                                                                                       ---------------
TOTAL BRAZIL ........................................................                      434,911,219
                                                                                       ---------------
CHILE -- (1.8%)
     AES Gener SA ...................................................      3,348,574         1,913,119
    *Aguas Andinas SA Series A ......................................      4,470,492         2,700,818
     Banco de Chile SA ..............................................      8,397,797         1,172,555
     Banco de Chile SA Series F ADR .................................         38,104         3,089,853
     Banco de Credito e Inversiones SA ..............................         72,720         4,066,947
     Banco Santander Chile SA .......................................        988,793            76,508
    #Banco Santander Chile SA ADR ...................................         30,181         2,465,184
     Banmedica SA ...................................................        311,480           540,378
     Besalco SA .....................................................        568,946           884,151
     CAP SA .........................................................        103,668         4,030,558
     Cementos Bio-Bio SA ............................................        180,149           244,513
     Cencosud SA ....................................................      1,366,292         8,785,875
     Cia Cervecerias Unidas SA ......................................         68,962           777,591
    #Cia Cervecerias Unidas SA ADR ..................................         40,662         2,329,119
     Cia General de Electricidad SA .................................        237,008         1,122,275
     Cintac SA ......................................................        149,288            85,316
     Clinica LAS Condes SA ..........................................             39             3,383
     Colbun SA ......................................................     10,233,554         2,782,349
     Compania Sud Americana de Vapores SA ...........................      2,369,814           647,461
     Corpbanca SA ...................................................    180,611,283         2,616,550
     Corpbanca SA ADR ...............................................          5,000           104,250
     Cristalerias de Chile SA .......................................         58,676           568,856
     E.CL SA ........................................................        911,005         2,491,016
    #Embotelladora Andina SA Series B ADR ...........................         19,629           559,426
     Empresa Electrica Pilmaiquen SA ................................         30,933           119,957

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHILE -- (Continued)
     Empresa Nacional de Electricidad SA ............................      1,264,016   $     2,020,465
    #Empresa Nacional de Electricidad SA Sponsored ADR ..............        103,868         5,010,592
     Empresas CMPC SA ...............................................      2,042,102         8,483,924
     Empresas Copec SA ..............................................        588,751         9,025,272
    *Empresas Hites SA ..............................................        258,760           221,030
     Empresas Iansa SA ..............................................      7,964,024           695,216
     Empresas La Polar SA ...........................................        521,714           346,858
     Enersis SA .....................................................      1,796,631           722,869
     Enersis SA Sponsored ADR .......................................        325,934         6,398,084
     ENTEL Chile SA .................................................        234,521         4,639,203
     Forus SA .......................................................        120,692           360,881
     Gasco SA .......................................................         24,536           155,244
     Grupo Security SA ..............................................        264,916            94,639
     Industrias Forestales SA .......................................         54,906            14,793
     Inversiones Aguas Metropolitanas SA ............................      1,212,647         1,905,783
    *Invertec Pesquera Mar de Chiloe SA .............................        185,642            56,138
     Lan Airlines SA ................................................         42,299         1,090,131
    #Lan Airlines SA Sponsored ADR ..................................        113,725         2,851,086
    *Madeco SA ......................................................     20,105,398           843,282
     Masisa SA ......................................................      6,969,833           729,347
    *Molibdenos y Metales SA ........................................         52,158           798,929
     Multiexport Foods SA ...........................................      1,370,871           426,692
     Parque Arauco SA ...............................................        961,878         1,842,773
     PAZ Corp. SA ...................................................        493,755           314,866
     Ripley Corp. SA ................................................      1,177,717         1,247,233
     S.A.C.I. Falabella SA ..........................................        223,009         2,098,137
     Salfacorp SA ...................................................        307,356           952,524
     Sigdo Koppers SA ...............................................        685,096         1,224,056
     Sociedad Quimica y Minera de Chile SA Series B .................         11,313           679,842
    #Sociedad Quimica y Minera de Chile SA Sponsored ADR ............         59,200         3,463,200
     Socovesa SA ....................................................      1,079,219           521,558
    *Sonda SA .......................................................        684,505         1,670,921
     Soquimic Comercial SA ..........................................        134,454            48,024
     Vina Concha Y Toro SA ..........................................      1,092,242         2,156,016
     Vina Concha Y Toro SA Sponsored ADR ............................          8,678           321,086
     Vina San Pedro Tarapaca SA .....................................     16,383,152           118,673
                                                                                       ---------------
TOTAL CHILE .........................................................                      107,727,375
                                                                                       ---------------
CHINA -- (13.6%)
   #*361 Degrees International, Ltd. ................................      1,514,000           730,242
    *A8 Digital Music Holdings, Ltd. ................................        526,000            77,310
    #Agile Property Holdings, Ltd. ..................................      2,815,525         2,530,765
     Air China, Ltd. Series H .......................................      2,338,000         1,813,761
    #Ajisen China Holdings, Ltd. ....................................        636,000           902,794
    #Alibaba.com, Ltd. ..............................................      1,263,000         1,483,251
    #Aluminum Corp. of China, Ltd. ADR ..............................        214,500         2,850,705
    #Aluminum Corp. of China, Ltd. Series H .........................         30,000            16,113
     AMVIG Holdings, Ltd. ...........................................        914,000           570,289
    #Angang Steel Co., Ltd. Series H ................................      2,231,160         1,361,277
    #Anhui Conch Cement Co., Ltd. Series H ..........................      1,243,000         4,472,951
     Anhui Expressway Co., Ltd. Series H ............................        926,000           574,566
     Anhui Tianda Oil Pipe Co., Ltd. Series H .......................        524,130            92,040
    #Anta Sports Products, Ltd. .....................................        739,000           672,991
     Anton Oilfield Services Group ..................................      2,274,000           308,488
    *Anxin-China Holdings, Ltd. .....................................      4,569,000           959,306
    #Asia Cement China Holdings Corp. ...............................      1,214,500           574,353
    *Asia Energy Logistics Group, Ltd. ..............................      9,570,000           145,942
     Asian Citrus Holdings, Ltd. ....................................      1,279,000           879,815
    *AVIC International Holding HK, Ltd. ............................      5,796,000           195,091
     AviChina Industry & Technology Co., Ltd. Series H ..............      3,121,212         1,366,839
     Bank of China, Ltd. Series H ...................................     74,756,702        26,606,577

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    #Bank of Communications Co., Ltd. Series H ......................     11,069,618   $     7,607,854
     Baoye Group Co., Ltd. Series H .................................        385,440           189,071
   #*BaWang International Group Holding, Ltd. .......................      3,712,000           426,973
     BBMG Corp. Series H ............................................      1,506,702         1,315,722
     Beijing Capital International Airport Co., Ltd. Series H .......      4,540,000         2,021,360
     Beijing Capital Land, Ltd. Series H ............................      2,740,000           695,768
    *Beijing Development HK, Ltd. ...................................        467,000            67,756
     Beijing Enterprises Holdings, Ltd. .............................      1,097,028         6,091,777
   #*Beijing Enterprises Water Group, Ltd. ..........................      4,800,469         1,165,118
     Beijing Jingkelong Co., Ltd. Series H ..........................        427,512           416,442
     Beijing North Star Co., Ltd. Series H ..........................      1,516,000           241,186
    *Beijing Properties Holdings, Ltd. ..............................      2,996,967           179,127
     Belle International Holdings, Ltd. .............................      2,787,114         5,423,680
     Bosideng International Holdings, Ltd. ..........................      6,464,157         1,782,007
   #*Brilliance China Automotive Holdings, Ltd. .....................      3,386,000         3,651,328
   #*BYD Co., Ltd. Series H .........................................        877,300         2,115,739
    *BYD Electronic International Co., Ltd. .........................      3,009,722         1,092,755
     C C Land Holdings, Ltd. ........................................      3,961,961           952,472
    #C.P. Pokphand Co., Ltd. ........................................      5,829,658           632,503
    *Catic Shenzhen Holdings, Ltd. Series H .........................        282,000           118,687
     Central China Real Estate, Ltd. ................................      1,787,074           401,278
     Centron Telecom International Holdings, Ltd. ...................        684,594            96,911
    #Chaoda Modern Agriculture Holdings, Ltd. .......................      5,616,910           795,310
     China Aerospace International Holdings, Ltd. ...................      4,432,600           381,714
    #China Agri-Industries Holdings, Ltd. ...........................      3,700,000         2,949,641
     China Aoyuan Property Group, Ltd. ..............................      2,508,000           294,887
     China Automation Group, Ltd. ...................................      1,951,000           682,239
     China BlueChemical, Ltd. Series H ..............................      3,031,122         2,386,850
     China Chengtong Development Group, Ltd. ........................      2,466,000           117,628
   #*China Citic Bank Corp., Ltd. Series H ..........................     15,174,607         8,113,943
     China Coal Energy Co., Ltd. Series H ...........................      7,279,168         9,066,413
     China Communications Construction Co., Ltd. Series H ...........      9,456,387         7,132,540
     China Communications Services Corp., Ltd. Series H .............      4,347,773         1,988,561
     China Construction Bank Corp. Series H .........................     52,067,302        38,255,683
    #China COSCO Holdings Co., Ltd. Series H ........................      4,476,500         2,329,017
    *China Daye Non-Ferrous Metals Mining, Ltd. .....................        750,000            41,077
    #China Dongxiang Group Co., Ltd. ................................      9,016,888         1,612,977
   #*China Eastern Airlines Corp., Ltd. Series H ....................      1,778,000           699,539
    *China Energine International Holdings, Ltd. ....................      2,896,000           117,036
    #China Everbright International, Ltd. ...........................      3,644,000         1,056,638
     China Everbright, Ltd. .........................................      1,992,896         2,959,687
    #China Foods, Ltd. ..............................................      1,348,000         1,059,737
     China Gas Holdings, Ltd. .......................................      5,730,000         1,651,637
     China Glass Holdings, Ltd. .....................................        876,000           163,431
    *China Grand Forestry Green Resources Group, Ltd. ...............     15,910,000            99,354
    #China Green Holdings, Ltd. .....................................      2,199,000           681,747
     China Haidian Holdings, Ltd. ...................................      3,958,000           412,649
   #*China High Precision Automation Group, Ltd. ....................      1,360,000           479,662
    #China High Speed Transmission Equipment Group Co., Ltd. ........      4,311,007         2,719,257
    #China Huiyuan Juice Group, Ltd. ................................      1,397,000           436,650
     China Life Insurance Co., Ltd. .................................      2,313,000         5,951,204
    #China Life Insurance Co., Ltd. ADR .............................        309,448        11,991,110
     China Lilang, Ltd. .............................................        474,000           498,946
     China Longyuan Power Group Corp. Series H ......................      2,161,000         1,791,815
   #*China Lumena New Materials Corp. ...............................      3,842,000           840,759
    *China Medical System Holdings, Ltd. ............................        668,200           489,776
     China Mengniu Dairy Co., Ltd. ..................................      1,260,000         3,998,923
    #China Merchants Bank Co., Ltd. Series H ........................      5,283,563        10,668,378
     China Merchants Holdings International Co., Ltd. ...............      2,189,236         6,810,872
    #China Metal Recycling Holdings, Ltd. ...........................      1,006,533         1,105,651
    *China Mining Resources Group, Ltd. .............................     17,504,900           254,615

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    #China Minsheng Banking Corp., Ltd. Series H ....................      7,073,000   $     5,734,833
     China Mobile, Ltd. Sponsored ADR ...............................      1,114,051        52,984,266
    #China Molybdenum Co., Ltd. Series H ............................      2,037,000         1,008,986
    #China National Building Material Co., Ltd. Series H ............      5,158,000         6,606,911
    #China National Materials Co., Ltd. Series H ....................      2,638,000         1,328,145
    *China Nickel Resources Holding Co., Ltd. .......................        964,000            84,286
   #*China Ocean Resources Co., Ltd. ................................         60,120           335,727
    *China Oil & Gas Group, Ltd. ....................................      9,200,000           617,353
     China Oilfield Services, Ltd. Series H .........................      2,102,000         3,485,329
    #China Overseas Land & Investment, Ltd. .........................      4,758,033         8,828,240
     China Pacific Insurance Group Co., Ltd. Series H ...............      1,853,865         5,665,428
     China Petroleum & Chemical Corp. ADR ...........................        176,059        16,619,970
     China Petroleum & Chemical Corp. Series H ......................      5,892,000         5,564,754
     China Pharmaceutical Group, Ltd. ...............................      1,978,000           535,940
    #China Power International Development, Ltd. ....................      6,895,200         1,467,809
   #*China Power New Energy Development Co., Ltd. ...................      9,840,000           410,602
   #*China Precious Metal Resources Holdings Co., Ltd. ..............      4,497,682           874,613
    *China Properties Group, Ltd. ...................................      1,475,000           372,837
    *China Qinfa Group, Ltd. ........................................      1,172,000           227,798
     China Railway Construction Corp., Ltd. Series H ................      3,452,187         2,057,319
    #China Railway Group, Ltd. Series H .............................      3,561,000         1,182,309
    *China Rare Earth Holdings, Ltd. ................................      2,392,000           519,240
   #*China Renewable Energy Investment, Ltd. ........................        395,409            17,648
    #China Resources Cement Holdings, Ltd. ..........................      2,208,000         1,743,725
     China Resources Enterprise, Ltd. ...............................      1,730,000         6,318,043
   #*China Resources Gas Group, Ltd. ................................        904,000         1,313,471
    #China Resources Land, Ltd. .....................................      3,760,681         5,504,494
     China Resources Microelectronics, Ltd. .........................      7,575,000           463,151
     China Resources Power Holdings Co., Ltd. .......................      1,658,000         2,948,923
     China SCE Property Holdings, Ltd. ..............................        555,000           113,275
    *China Seven Star Shopping, Ltd. ................................      5,180,000            29,579
    #China Shanshui Cement Group, Ltd. ..............................      2,773,645         2,134,995
     China Shenhua Energy Co., Ltd. Series H ........................      2,579,000        11,798,389
    #China Shineway Pharmaceutical Group, Ltd. ......................        963,000         1,344,256
   #*China Shipping Container Lines Co., Ltd. Series H ..............      7,485,300         1,410,625
     China Shipping Development Co., Ltd. Series H ..................      2,846,000         2,004,883
   #*China Singyes Solar Technologies Holdings, Ltd. ................        604,000           328,723
    #China South City Holdings, Ltd. ................................      4,370,000           613,719
   #*China Southern Airlines Co., Ltd. ADR ..........................         38,470         1,059,079
    *China Southern Airlines Co., Ltd. Series H .....................         46,000            25,671
     China Starch Holdings, Ltd. ....................................      7,520,000           280,428
    #China State Construction International Holdings, Ltd. ..........      1,883,520         1,450,662
     China Sunshine Paper Holdings Co., Ltd. ........................        426,000            68,064
    *China Taiping Insurance Holdings Co., Ltd. .....................      1,283,400         2,763,530
    #China Telecom Corp., Ltd. ADR ..................................        128,021         7,822,083
    #China Travel International Investment Hong Kong, Ltd. ..........      7,595,892         1,147,033
     China Unicom Hong Kong, Ltd. ...................................         42,000            84,446
    #China Unicom Hong Kong, Ltd. ADR ...............................        884,817        17,793,670
   #*China Vanadium Titano - Magnetite Mining Co., Ltd. .............      1,958,000           403,874
    #China Water Affairs Group, Ltd. ................................      2,106,000           604,905
     China Wireless Technologies, Ltd. ..............................      4,828,000           807,765
    #China Yurun Food Group, Ltd. ...................................      2,501,000         4,303,290
    *China Zenith Chemical Group, Ltd. ..............................        228,992            15,968
    #China Zhongwang Holdings, Ltd. .................................      4,034,379         1,329,132
   #*China soft International, Ltd. .................................      1,740,000           454,382
    *Chinese People Holdings Co., Ltd. ..............................      1,058,000            24,587
   #*Chongqing Iron & Steel Co., Ltd. Series H ......................      1,220,000           208,915
     Chongqing Machinery & Electric Co., Ltd. Series H ..............      2,377,962           465,044
    #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. .....        685,000           166,235
    *CIMC Enric Holdings, Ltd. ......................................        554,000           184,454
   #*Citic 21CN Co., Ltd. ...........................................      2,888,000           232,236

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    #Citic Pacific, Ltd. ............................................      2,541,567   $     4,593,301
    *CITIC Resources Holdings, Ltd. .................................      6,066,000           865,152
    *Clear Media, Ltd. ..............................................        130,000            48,238
    *CNNC International, Ltd. .......................................        240,898            67,988
     CNOOC, Ltd. ....................................................      4,063,000         7,680,532
    #CNOOC, Ltd. ADR ................................................        148,376        27,985,197
    *Coastal Greenland, Ltd. ........................................      1,946,000            78,975
    #Comba Telecom Systems Holdings, Ltd. ...........................      1,400,073         1,180,393
   #*Comtec Solar Systems Group, Ltd. ...............................      1,108,000           203,683
    #COSCO International Holdings, Ltd. .............................      1,328,000           564,028
     COSCO Pacific, Ltd. ............................................      3,533,686         4,907,917
   #*Coslight Technology International Group, Ltd. ..................        186,000            53,975
    #Country Garden Holdings Co., Ltd. ..............................      8,496,099         3,363,927
     CPMC Holdings, Ltd. ............................................        552,000           244,377
    #CSR Corp., Ltd. Series H .......................................      2,210,324         1,321,910
     DaChan Food Asia, Ltd. .........................................        612,087           120,035
     Dalian Port (PDA) Co., Ltd. Series H ...........................      2,186,000           561,646
     Daphne International Holdings, Ltd. ............................      1,176,000         1,230,128
    #Datang International Power Generation Co., Ltd. Series H .......      3,146,000           810,764
     Dawnrays Pharmaceutical Holdings, Ltd. .........................        697,491           199,648
     Digital China Holdings, Ltd. ...................................      1,469,000         2,329,130
    #Dongfang Electric Co., Ltd. Series H ...........................        261,600           807,270
     Dongfeng Motor Corp. Series H ..................................      3,228,000         5,298,249
    *Dongiang Environmental Co., Ltd. Series H ......................         18,600            63,659
     Dongyue Group Co., Ltd. ........................................      1,577,000         1,207,279
     Dynasty Fine Wines Group, Ltd. .................................      1,052,000           247,892
    #Embry Holdings, Ltd. ...........................................        219,000           120,070
    *Enerchina Holdings, Ltd. .......................................      4,931,850            51,852
     ENN Energy Holdings, Ltd. ......................................      1,040,000         3,758,070
    #Evergrande Real Estate Group, Ltd. .............................      8,875,000         3,838,161
   #*Extrawell Pharmaceutical Holdings, Ltd. ........................      2,602,079           165,083
     Fantasia Holdings Group Co., Ltd. ..............................      4,595,519           478,267
     First Tractor Co., Ltd. Series H ...............................      1,196,000         1,083,820
    #Fosun International, Ltd. ......................................      3,420,785         1,937,573
    #Franshion Properties China, Ltd. ...............................      8,378,976         1,720,966
    #Fufeng Group, Ltd. .............................................      1,783,000           958,486
    #GCL-Poly Energy Holdings, Ltd. .................................     12,439,320         4,015,361
    #Geely Automobile Holdings, Ltd. ................................      7,880,000         2,014,736
     Global Bio-Chem Technology Group Co., Ltd. .....................      5,209,600         1,192,244
    *Global Sweeteners Holdings, Ltd. ...............................      1,262,699           152,227
   #*Glorious Property Holdings, Ltd. ...............................      6,388,712           992,230
     Goldbond Group Holdings, Ltd. ..................................        650,000            22,756
    #Golden Eagle Retail Group, Ltd. ................................        569,000         1,441,569
    *Golden Meditech Holdings, Ltd. .................................      3,096,000           355,738
     Goldlion Holdings, Ltd. ........................................        549,866           211,200
    #GOME Electrical Appliances Holding, Ltd. .......................     18,106,660         5,574,371
    #Good Friend International Holdings, Inc. .......................        253,333           134,119
    *Goodtop Tin International Holdings, Ltd. .......................      3,050,000           339,046
    #Great Wall Motor Co., Ltd. Series H ............................      1,378,750         1,858,302
     Great Wall Technology Co., Ltd. Series H .......................      1,142,000           271,274
     Greentown China Holdings, Ltd. .................................      1,635,500         1,044,793
    #Guangdong Investment, Ltd. .....................................      3,978,000         2,384,551
     Guangshen Railway Co., Ltd. ....................................        352,000           122,213
    #Guangshen Railway Co., Ltd. Sponsored ADR ......................         55,320           953,717
     Guangzhou Automobile Group Co., Ltd. Series H ..................      2,929,480         2,922,642
    *Guangzhou Investment Co., Ltd. .................................     11,610,800         1,791,998
     Guangzhou Pharmaceutical Co., Ltd. Series H ....................        366,000           256,305
    #Guangzhou R&F Properties Co., Ltd. Series H ....................      1,969,932         1,901,758
    #Guangzhou Shipyard International Co., Ltd. Series H ............        734,000           617,457
   #*Haier Electronics Group Co., Ltd. ..............................        877,000           833,848
     Hainan Meilan International Airport Co., Ltd. Series H .........        295,000           207,500

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    #Haitian International Holdings, Ltd. ...........................        969,000   $       860,952
     Harbin Electric Co., Ltd. Series H .............................      1,714,587         1,727,854
     Henderson Investment, Ltd. .....................................        377,000            27,409
     Heng Tai Consumables Group, Ltd. ...............................     10,426,276           648,648
     Hengan International Group Co., Ltd. ...........................        518,122         4,484,667
    #Hengdeli Holdings, Ltd. ........................................      3,576,000         1,603,182
   #*Hi Sun Technology (China), Ltd. ................................      3,933,000         1,131,093
    #Hidili Industry International Development, Ltd. ................      3,069,000         1,281,489
   #*Hisense Kelon Electrical Holdings Co., Ltd. Series H ...........      1,186,000           256,574
    *HKC Holdings, Ltd. .............................................      6,441,210           262,002
   #*Hong Kong Resources Holdings Co., Ltd. .........................      1,764,000           113,529
    *Honghua Group, Ltd. ............................................      2,434,000           247,632
    #Hopewell Highway Infrastructure, Ltd. ..........................      1,402,528           770,020
    #Hopson Development Holdings, Ltd. ..............................      1,506,000           938,925
    #Hua Han Bio-Pharmaceutical Holdings, Ltd. ......................      2,206,028           491,393
    *Hua Lien International Holding Co., Ltd. .......................         92,000             6,839
    #Huabao International Holdings, Ltd. ............................      2,104,986         1,334,534
   #*Huadian Power International Corp. Series H .....................      2,164,000           335,740
    #Huaneng Power International, Inc. ADR ..........................        107,717         1,935,674
    *Hunan Non-Ferrous Metal Corp., Ltd. Series H ...................      4,808,000         1,340,157
    #Huscoke Resources Holdings, Ltd. ...............................      6,507,800           151,674
     Industrial & Commercial Bank of China, Ltd. Series H ...........     65,771,725        40,988,883
     Inspur International, Ltd. .....................................     10,500,000           365,964
    *Interchina Holdings Co. ........................................      5,477,500           282,584
    #International Mining Machinery Holdings, Ltd. ..................      1,210,500         1,217,115
    #Intime Department Store Group Co., Ltd. ........................        965,000         1,392,222
     Jiangsu Express Co., Ltd. Series H .............................      1,528,000         1,307,288
    #Jiangxi Copper Co., Ltd. Series H ..............................      1,560,000         3,755,141
    #Jingwei Textile Machinery Co., Ltd. Series H ...................        448,000           253,072
    #Ju Teng International Holdings, Ltd. ...........................      2,846,090           542,743
    *Kai Yuan Holdings, Ltd. ........................................     14,150,000           325,898
   #*Kaisa Group Holdings, Ltd. .....................................      3,221,684           666,513
     Kasen International Holdings, Ltd. .............................        258,000            39,231
     Kingboard Chemical Holdings, Ltd. ..............................      1,230,805         4,157,232
    #Kingboard Laminates Holdings, Ltd. .............................      2,282,484         1,225,819
    #Kingdee International Software Group Co., Ltd. .................      2,935,600         1,178,030
     Kingsoft Corp., Ltd. ...........................................      1,790,000           788,604
    #Kingway Brewery Holdings, Ltd. .................................        933,361           235,225
     Kunlun Energy Co., Ltd. ........................................      3,110,000         4,364,312
    #KWG Property Holding, Ltd. .....................................      3,246,144         1,400,128
     Lai Fung Holdings, Ltd. ........................................      6,503,000           190,776
     Le Saunda Holdings, Ltd. .......................................        580,000           228,098
    #Lee & Man Paper Manufacturing, Ltd. ............................      4,413,200         1,804,336
     Lenovo Group, Ltd. .............................................      6,800,000         4,571,670
    #Li Ning Co., Ltd. ..............................................      2,339,000         2,214,958
     Lianhua Supermarket Holdings Co., Ltd. Series H ................        430,200           692,212
     Lijun International Pharmaceutical Holding, Ltd. ...............      4,445,000           512,632
     Lingbao Gold Co., Ltd. Series H ................................        656,000           294,674
    #Little Sheep Group, Ltd. .......................................        656,000           423,251
    #LK Technology Holdings, Ltd. ...................................        707,500           214,359
    #Longfor Properties Co., Ltd. ...................................      2,276,000         2,905,614
    #Lonking Holdings, Ltd. .........................................      4,059,000         1,601,022
     Loudong General Nice Resources China Holdings, Ltd. ............      3,472,591           326,862
    #Maanshan Iron & Steel Co., Ltd. Series H .......................      3,620,000         1,082,345
   #*Maoye International Holdings, Ltd. .............................      2,117,000           581,574
    *Media China Corp., Ltd. ........................................      1,675,000            24,053
    #Metallurgical Corp of China, Ltd. Series H .....................      3,990,000           865,804
     MIN XIN Holdings, Ltd. .........................................        498,000           237,441
   #*Mingfa Group International Co., Ltd. ...........................      1,813,000           512,470
   #*Mingyuan Medicare Development Co., Ltd. ........................      8,400,000           383,554
    #Minmetals Land, Ltd. ...........................................      3,661,644           455,460

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
   #*Minmetals Resources, Ltd. ......................................      2,244,000   $     1,149,614
    #Minth Group, Ltd. ..............................................      1,225,000         1,269,463
   #*Nam Fong International Holdings, Ltd. ..........................        757,242            97,267
    *Nan Hai Corp, Ltd. .............................................     46,250,000           201,057
    *Nanjing Panda Electronics Co., Ltd. Series H ...................        386,000            72,556
     NetDragon Websoft, Inc. ........................................        334,456           168,807
     New World China Land, Ltd. .....................................      3,519,800           798,594
     New World Department Store China, Ltd. .........................        988,538           645,143
    #Nine Dragons Paper Holdings, Ltd. ..............................      2,952,000         1,998,384
    *Northeast Electric Development Co., Ltd. .......................        284,000            32,965
   #*NVC Lighting Holdings, Ltd. ....................................      1,860,000           802,876
   #*Oriental Ginza Holdings, Ltd. ..................................        256,000            13,140
    *Overseas Chinese Town Asia Holdings, Ltd. ......................        213,817            72,215
     Pacific Online, Ltd. ...........................................        570,195           273,500
    #Parkson Retail Group, Ltd. .....................................        739,500           936,258
     PCD Stores Group, Ltd. .........................................      5,368,000           802,386
   #*Peak Sport Products Co., Ltd. ..................................      2,029,000           593,995
    *PetroAsian Energy Holdings, Ltd. ...............................     13,040,000           412,778
     PetroChina Co., Ltd. ...........................................      1,092,000         1,417,626
    #PetroChina Co., Ltd. ADR .......................................        216,874        28,109,039
    #Phoenix Satellite Television Holdings, Ltd. ....................      1,560,000           465,506
     PICC Property & Casualty Co., Ltd. Series H ....................      2,476,000         3,415,010
     Ping An Insurance Group Co. of China, Ltd. Series H ............      1,084,000         8,032,530
    #Poly Hong Kong Investment, Ltd. ................................      4,891,068         2,459,338
     Ports Design, Ltd. .............................................        564,500         1,006,597
    *Pou Sheng International Holdings, Ltd. .........................      3,089,609           477,465
     Powerlong Real Estate Holdings, Ltd. ...........................        775,715           116,111
     Prosperity International Holdings HK, Ltd. .....................      3,580,000           207,245
     Qin Jia Yuan Media Services Co., Ltd. ..........................        865,333            48,502
     Qingling Motors Co., Ltd. Series H .............................      1,688,000           466,397
     Qunxing Paper Holdings Co., Ltd. ...............................        854,211           225,809
   #*Real Gold Mining, Ltd. .........................................        640,000           729,894
    #Real Nutriceutical Group, Ltd. .................................      1,615,000           602,876
     Regent Manner International, Ltd. ..............................      1,561,000           377,603
    #Renhe Commercial Holdings Co., Ltd. ............................     16,449,077         2,304,998
     REXLot Holdings, Ltd. ..........................................     15,972,436         1,110,774
    *Richly Field China Development, Ltd. ...........................      4,700,000            91,976
    #Road King Infrastructure, Ltd. .................................        426,000           237,079
     Samson Holding, Ltd. ...........................................      1,430,000           146,210
   #*Sany Heavy Equipment International Holdings Co., Ltd. ..........        886,500           781,005
    *Semiconductor Manufacturing International Corp. ................     31,313,955         1,678,261
    *Semiconductor Manufacturing International Corp. ADR ............        154,593           409,671
     Shandong Chenming Paper Holdings, Ltd. Series H ................        664,522           290,740
     Shandong Molong Petroleum Machinery Co., Ltd. Series H .........        557,664           336,708
     Shandong Weigao Group Medical Polymer Co., Ltd. Series H .......      1,200,000         1,248,719
     Shandong Xinhua Pharmaceutical Co., Ltd. Series H ..............        228,000            59,162
     Shanghai Electric Group Co., Ltd. Series H .....................      3,024,000         1,334,410
     Shanghai Industrial Holdings, Ltd. .............................      1,239,000         4,040,817
   #*Shanghai Industrial Urban Development Group, Ltd. ..............      3,349,025           619,232
     Shanghai Jin Jiang International Hotels Group Co., Ltd.
        Series H ....................................................      2,998,000           385,514
     Shanghai Prime Machinery Co., Ltd. Series H ....................      1,578,000           260,428
    *Shanghai Zendai Property, Ltd. .................................      5,100,000           110,944
     Shengli Oil & Gas Pipe Holdings, Ltd. ..........................      1,617,000           158,324
     Shenguan Holdings Group, Ltd. ..................................      1,364,000           741,479
     Shenji Group Kunming Machine Tool Co., Ltd. ....................        165,500            49,921
     Shenzhen Expressway Co., Ltd. Series H .........................      1,278,000           539,710
     Shenzhen International Holdings, Ltd. ..........................     22,158,180         1,438,196
    #Shenzhen Investment, Ltd. ......................................      5,512,000         1,184,194
     Shenzhou International Group, Ltd. .............................        654,000           834,649
    #Shimao Property Holdings, Ltd. .................................      3,751,183         3,671,847
    #Shougang Concord Century Holdings, Ltd. ........................      1,074,433            56,718

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Shougang Concord International Enterprises Co., Ltd. ...........     22,100,100   $     1,536,139
     Shougang Fushan Resources Group, Ltd. ..........................      6,862,461         2,796,277
    #Shui On Land, Ltd. .............................................      6,845,985         2,150,156
    #Sichuan Expressway Co., Ltd. Series H ..........................      1,674,000           744,162
    #Silver Base Group Holdings, Ltd. ...............................        512,000           542,684
     Silver Grant International Industries, Ltd. ....................      3,414,000           796,187
    #SIM Technology Group, Ltd. .....................................      2,046,000           167,277
    #Sino Biopharmaceutical, Ltd. ...................................      3,815,999         1,162,413
   #*Sino Oil & Gas Holdings, Ltd. ..................................     19,537,234           733,132
    *Sino Prosper State Gold Resources Holdings, Ltd. ...............     18,786,865           322,815
    *Sino Union Energy Investment Group, Ltd. .......................      9,250,000           636,835
     SinoCom Software Group, Ltd. ...................................        482,000            33,174
    #Sinofert Holdings, Ltd. ........................................      5,254,673         1,691,364
    *Sinolink Worldwide Holdings, Ltd. ..............................      3,813,492           295,399
     SinoMedia Holding, Ltd. ........................................        391,258           126,022
    #Sino-Ocean Land Holdings, Ltd. .................................      7,937,004         3,551,539
     Sinopec Kantons Holdings, Ltd. .................................      1,096,000           551,303
     Sinopec Shanghai Petrochemical Co., Ltd. Series H ..............        392,000           144,419
    #Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR .........         26,615           967,721
    #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H ..............      2,070,000           499,069
    #Sinopharm Group Co., Ltd. Series H .............................        943,200         2,537,328
     Sinotrans Shipping, Ltd. .......................................      3,184,000           802,783
     Sinotrans, Ltd. Series H .......................................      3,170,000           649,959
    #Sinotruk Hong Kong, Ltd. .......................................      1,667,000           982,420
    #Skyworth Digital Holdings, Ltd. ................................      5,516,108         2,921,755
    *SMI Corp., Ltd. ................................................      2,688,000            97,762
    #Soho China, Ltd. ...............................................      5,030,339         3,567,329
    #Solargiga Energy Holdings, Ltd. ................................      2,197,000           278,118
    #Sparkle Roll Group, Ltd. .......................................      3,840,000           378,101
     SPG Land Holdings, Ltd. ........................................        883,275           182,185
     SRE Group, Ltd. ................................................      5,778,000           297,826
     Sunny Optical Technology Group Co., Ltd. .......................        548,000           128,876
     Tak Sing Alliance Holdings, Ltd. ...............................        820,877            64,609
     TCC International Holdings, Ltd. ...............................      2,507,997         1,154,944
    *TCL Communication Technology Holdings, Ltd. ....................      1,256,100           628,959
    *TCL Multimedia Technology Holdings, Ltd. .......................      1,335,200           406,174
     Tencent Holdings, Ltd. .........................................        598,600        13,776,120
     Texhong Textile Group, Ltd. ....................................      1,314,000           381,774
     Tian An China Investments Co., Ltd. ............................        856,357           452,297
     Tiangong International Co., Ltd. ...............................      2,118,056           375,193
     Tianjin Capital Environmental Protection Group Co., Ltd.
        Series H ....................................................        772,000           214,995
   #*Tianjin Development Holdings, Ltd. .............................      1,873,800           862,407
     Tianjin Port Development Holdings, Ltd. ........................      4,359,200           619,351
    #Tianneng Power International, Ltd. .............................      2,021,952           946,952
    *Tianyi Fruit Holdings, Ltd. ....................................        244,000            48,870
    #Tingyi (Cayman Islands) Holding Corp. ..........................        982,000         2,786,750
     Tomson Group, Ltd. .............................................        889,277           216,617
    *Tong Ren Tang Technologies Co., Ltd. Series H ..................        279,000           284,886
    #Towngas China Co., Ltd. ........................................      1,085,000           586,436
     TPV Technology, Ltd. ...........................................      1,752,578           500,534
     Travelsky Technology, Ltd. Series H ............................      1,621,938           799,243
     Truly International Holdings, Ltd. .............................      4,009,000           597,072
    #Tsingtao Brewery Co., Ltd. Series H ............................        238,000         1,211,779
    #Uni-President China Holdings, Ltd. .............................      2,397,090         1,424,729
   #*United Energy Group, Ltd. ......................................      6,775,550           898,145
    *United Gene High-Tech Group, Ltd. ..............................      8,630,000           109,070
    #Vinda International Holdings, Ltd. .............................        664,000           752,934
   #*VODone, Ltd. ...................................................      9,560,000         1,394,065
    #Want Want China Holdings, Ltd. .................................      3,017,000         2,781,846
     Wasion Group Holdings, Ltd. ....................................      1,226,000           456,642
    #Weichai Power Co., Ltd. Series H ...............................        396,400         1,989,611

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Weiqiao Textile Co., Ltd. Series H .............................      1,067,500   $       583,770
    #Welling Holding, Ltd. ..........................................      1,828,000           320,456
   #*West China Cement, Ltd. ........................................      5,424,000         1,012,180
     Wumart Stores, Inc. Series H ...................................        431,000           865,463
     Wuyi International Pharmaceutical Co., Ltd. ....................        450,000            25,815
     Xiamen International Port Co., Ltd. Series H ...................      2,433,338           352,506
    #Xingda International Holdings, Ltd. ............................      1,912,000         1,102,615
     Xinhua Winshare Publishing & Media Co., Ltd. Series H ..........        786,000           346,228
   #*Xinjiang Goldwind Science & Technology Co., Ltd. Series H ......        715,200           458,496
    #Xinjiang Xinxin Mining Industry Co., Ltd. Series H .............      1,418,000           469,647
    *Xiwang Sugar Holdings Co., Ltd. ................................      1,192,005           226,348
    #XTEP International Holdings, Ltd. ..............................      1,236,000           480,023
    #Yanzhou Coal Mining Co., Ltd. Sponsored ADR ....................        194,900         4,814,030
     Yingde Gases Group Co., Ltd. ...................................      1,544,000         1,646,579
     Yip's Chemical Holdings, Ltd. ..................................        738,000           642,372
     Yorkey Optical International Cayman, Ltd. ......................        280,226            25,529
    *Youyuan International Holdings, Ltd. ...........................         74,000            21,645
    #Yuexiu Transport Infrastructure, Ltd. ..........................      1,145,415           494,463
    *Yuzhou Properties Co. ..........................................         15,000             3,885
     Zhaojin Mining Industry Co., Ltd. Series H .....................        753,666         1,347,511
     Zhejiang Expressway Co., Ltd. Series H .........................      2,280,000         1,519,878
    *Zhejiang Glass Co., Ltd. Series H ..............................        192,000                --
    *Zhong An Real Estate, Ltd. .....................................        801,444           109,505
    #Zhongsheng Group Holdings, Ltd. ................................        451,000           797,390
    #Zhuzhou CSR Times Electric Co., Ltd. Series H ..................        721,250         1,690,482
    #Zijin Mining Group Co., Ltd. Series H ..........................      3,298,000         1,399,561
     ZTE Corp. Series H .............................................        636,460         1,806,655
                                                                                       ---------------
TOTAL CHINA .........................................................                      805,752,129
                                                                                       ---------------
COLOMBIA -- (0.2%)
    #Bancolombia SA Sponsored ADR ...................................        113,187         7,060,605
    #Ecopetrol SA Sponsored ADR .....................................        159,740         6,795,340
                                                                                       ---------------
TOTAL COLOMBIA ......................................................                       13,855,945
                                                                                       ---------------
CZECH REPUBLIC -- (0.3%)
     CEZ A.S. .......................................................        174,698         7,387,267
     Komercni Banka A.S. ............................................         24,293         4,648,040
     New World Resources P.L.C. Series A ............................        107,662           894,302
    #Pegas Nonwovens SA .............................................         25,955           613,041
    *Philip Morris CR A.S. ..........................................            873           571,402
     Telefonica Czech Republic A.S. .................................        222,132         4,677,633
    *Unipetrol A.S. .................................................        181,779         1,764,467
                                                                                       ---------------
TOTAL CZECH REPUBLIC ................................................                       20,556,152
                                                                                       ---------------
EGYPT -- (0.1%)
     Commercial International Bank Egypt S.A.E. Sponsored GDR .......        315,976         1,387,268
    *Egyptian Financial Group-Hermes Holding GDR ....................         11,051            45,490
     Orascom Construction Industries GDR ............................         62,287         2,552,666
    *Orascom Telecom Holding S.A.E. GDR .............................        246,399           676,324
                                                                                       ---------------
TOTAL EGYPT .........................................................                        4,661,748
                                                                                       ---------------
HUNGARY -- (0.3%)
    *Danubius Hotel & Spa P.L.C. ....................................          6,194            86,220
    *Egis Gyogyszergyar NYRT ........................................          9,429           767,192
     EMASZ NYRT .....................................................          1,045            71,448
   #*FHB Mortgage Bank NYRT .........................................         63,086           143,224
   #*Fotex Holding SE Co., Ltd. .....................................         71,030            92,001
     Magyar Telekom Telecommunications P.L.C. .......................        666,963         1,540,752
     Magyar Telekom Telecommunications P.L.C. Sponsored ADR .........         39,279           450,137
    *MOL Hungarian Oil & Gas P.L.C. .................................         41,428         3,206,881

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HUNGARY -- (Continued)
    #OTP Bank P.L.C. ................................................        643,536   $    10,090,777
    *PannErgy P.L.C. ................................................         42,550           125,252
    *RABA Automotive Holding NYRT ...................................         15,268            42,966
     Richter Gedeon NYRT ............................................         21,799         3,501,790
     Zwack Unicum NYRT ..............................................            585            33,346
                                                                                       ---------------
TOTAL HUNGARY .......................................................                       20,151,986
                                                                                       ---------------
INDIA -- (8.2%)
     3i Infotech, Ltd. ..............................................         90,217            46,857
    *3M India, Ltd. .................................................          2,756           243,264
     Aban Offshore, Ltd. ............................................         31,390           275,871
     ABG Shipyard, Ltd. .............................................         37,798           333,928
     ACC, Ltd. ......................................................         93,705         2,289,965
     Adani Enterprises, Ltd. ........................................        249,282         2,434,774
    *Adani Power, Ltd. ..............................................      1,138,207         2,039,883
     Adhunik Metaliks, Ltd. .........................................         85,697            86,672
     Aditya Birla Nuvo, Ltd. ........................................        101,153         1,873,465
    *Advanta India, Ltd. ............................................          4,510            36,820
     Aegis Logistics, Ltd. ..........................................         19,538            72,489
    *Agre Developers, Ltd. ..........................................            445               365
     Agro Tech Foods, Ltd. ..........................................         14,336           116,910
     AIA Engineering, Ltd. ..........................................         41,205           262,241
     Ajmera Realty & Infra India, Ltd. ..............................         13,751            32,805
     Akzo Nobel India, Ltd. .........................................         22,181           376,886
     Alembic Pharmaceuticals, Ltd. ..................................         89,566            82,770
    *Alembic, Ltd. ..................................................         89,566            33,666
     Allahabad Bank, Ltd. ...........................................        243,520           746,756
     Allcargo Logistics, Ltd. .......................................          4,494            13,935
     Allied Digital Services, Ltd. ..................................          7,200             4,307
     Alok Industries, Ltd. ..........................................        925,073           397,170
     Alstom Projects India, Ltd. ....................................         36,976           402,029
     Amara Raja Batteries, Ltd. .....................................         64,443           268,215
     Ambuja Cements, Ltd. ...........................................      1,094,430         3,470,642
     Amtek Auto, Ltd. ...............................................        300,007           781,849
     Anant Raj Industries, Ltd. .....................................        271,617           297,708
    *Andhra Bank, Ltd. ..............................................        328,569           798,735
     Ansal Properties & Infrastructure, Ltd. ........................        135,970           100,879
    *Apollo Hospitals Enterprise, Ltd. ..............................        177,744         1,882,952
     Apollo Tyres, Ltd. .............................................        274,413           321,159
     Aptech, Ltd. ...................................................         48,077           120,330
     Areva T&D India, Ltd. ..........................................         96,889           418,478
    *Arvind, Ltd. ...................................................        331,741           742,365
    *Asahi India Glass, Ltd. ........................................         65,517            85,308
     Asea Brown Boveri India, Ltd. ..................................         87,053         1,265,982
    *Ashok Leyland, Ltd. ............................................      2,520,076         1,405,266
     Asian Hotels East, Ltd. ........................................          2,605            15,654
     Asian Hotels West, Ltd. ........................................          2,609             8,167
     Asian Hotels, Ltd. .............................................            859             3,114
     Asian Paints, Ltd. .............................................         32,555         2,103,416
     Aurobindo Pharma, Ltd. .........................................        384,560         1,004,381
     Automotive Axles, Ltd. .........................................          5,791            45,417
     Aventis Pharma, Ltd. ...........................................         10,940           526,867
     Axis Bank, Ltd. ................................................        350,636         8,287,107
     Bajaj Auto, Ltd. ...............................................         75,658         2,680,196
     Bajaj Electricals, Ltd. ........................................         67,625           269,986
     Bajaj Finance, Ltd. ............................................         24,840           346,254
     Bajaj Finserv, Ltd. ............................................        115,329         1,276,908
     Bajaj Hindusthan, Ltd. .........................................        711,160           554,996
     Bajaj Holdings & Investment, Ltd. ..............................         85,765         1,301,092
     Balaji Telefilms, Ltd. .........................................         15,541             9,796
     Balkrishna Industries, Ltd. ....................................          9,575            34,748

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Ballarpur Industries, Ltd. .....................................        776,541   $       468,807
     Balmer Lawrie & Co., Ltd. ......................................         13,968           168,553
     Balrampur Chini Mills, Ltd. ....................................        428,132           467,390
     Bank of Baroda .................................................        129,710         2,042,789
     Bank of India ..................................................        258,242         1,750,764
     Bank of Maharashtra, Ltd. ......................................        313,563           329,051
     Bannari Amman Sugars, Ltd. .....................................          3,050            37,004
     BASF India, Ltd. ...............................................         17,470           214,041
     Bata India, Ltd. ...............................................         45,191           669,390
     BEML, Ltd. .....................................................         28,540           308,380
     Bengal & Assam Co., Ltd. .......................................          1,023             4,941
     Berger Paints India, Ltd. ......................................        172,370           352,722
     BGR Energy Systems, Ltd. .......................................         86,829           584,603
     Bharat Electronics, Ltd. .......................................         29,996           958,741
     Bharat Forge, Ltd. .............................................        203,860         1,248,449
     Bharat Heavy Electricals, Ltd. .................................        536,978         3,486,847
     Bharat Petroleum Corp., Ltd. ...................................        143,641         1,838,005
     Bharati Shipyard, Ltd. .........................................         14,379            29,215
     Bharti Airtel, Ltd. ............................................      1,373,254        10,983,395
     Bhushan Steel, Ltd. ............................................        164,060         1,141,290
    *Biocon, Ltd. ...................................................        109,996           792,358
     Birla Corp., Ltd. ..............................................         47,059           309,696
     Blue Dart Express, Ltd. ........................................          6,994           230,172
     Blue Star, Ltd. ................................................         33,985           143,957
     Bombay Dyeing & Manufacturing Co., Ltd. ........................         34,181           299,334
     Bombay Rayon Fashions, Ltd. ....................................         82,809           490,718
     Bosch, Ltd. ....................................................         13,902         1,981,930
     Brigade Enterprises, Ltd. ......................................         30,638            40,519
     Britannia Industries, Ltd. .....................................         82,980           800,305
     Cadila Healthcare, Ltd. ........................................         97,123         1,520,321
    *Cairn India, Ltd. ..............................................        310,166         1,889,799
     Canara Bank ....................................................        194,713         1,865,850
     Carborundum Universal, Ltd. ....................................        111,520           359,353
     Central Bank of India ..........................................        587,344         1,302,511
     Centum Electronics, Ltd. .......................................          1,772             2,414
     Century Plyboards India, Ltd. ..................................         85,287           104,741
     Century Textiles & Industries, Ltd. ............................         82,111           540,195
     CESC, Ltd. .....................................................        111,529           627,499
     Chambal Fertilizers & Chemicals, Ltd. ..........................        300,485           553,942
    *Chemplast Sanmar, Ltd. .........................................        224,492            25,545
     Chennai Petroleum Corp., Ltd. ..................................         95,484           388,593
    *Cholamandalam Investment & Finance Co., Ltd. ...................         56,126           184,949
     Cipla, Ltd. ....................................................        397,287         2,392,855
     City Union Bank, Ltd. ..........................................        280,925           262,428
     Clariant Chemicals (India), Ltd. ...............................         13,922           189,289
     CMC, Ltd. ......................................................         18,411           302,264
     Colgate-Palmolive (India), Ltd. ................................         38,162           781,446
     Container Corp. of India .......................................         67,599         1,332,933
     Core Education & Technologies, Ltd. ............................         71,582           413,242
    *Coromandel International, Ltd. .................................        189,794         1,295,551
     Corporation Bank ...............................................        118,228         1,030,218
    *Cranes Software International, Ltd. ............................         64,637             4,377
     Crisil, Ltd. ...................................................         35,487           641,755
     Crompton Greaves, Ltd. .........................................        227,921           651,061
     Cummins India, Ltd. ............................................        120,276           981,952
     Dabur India, Ltd. ..............................................        402,165           830,062
     Dalmia Bharat Enterprises, Ltd. ................................         31,411            68,621
     Dalmia Cement (Bharat), Ltd. ...................................         31,411            10,933
    *DB Corp., Ltd. .................................................          7,574            33,951
    *DB Realty, Ltd. ................................................         90,483           133,148
     DCM Shriram Consolidated, Ltd. .................................        101,063            96,642

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    *Deccan Chronicle Holdings, Ltd. ................................        155,110   $       164,157
     Deepak Fertilizers & Petrochemicals Corp., Ltd. ................         58,237           201,416
     Dena Bank ......................................................        191,833           315,621
    *Development Credit Bank, Ltd. ..................................        309,141           283,696
     Dewan Housing Finance Corp., Ltd. ..............................        108,094           501,876
     Dhanalakshmi Bank, Ltd. ........................................         99,482           132,663
    *Dish TV (India), Ltd. ..........................................        491,729           761,749
     Dishman Pharmaceuticals & Chemicals, Ltd. ......................         44,049            47,195
     Divi's Laboratories, Ltd. ......................................         54,150           854,253
     DLF, Ltd. ......................................................        753,810         3,704,959
     Dr. Reddy's Laboratories, Ltd. .................................         72,197         2,446,550
    #Dr. Reddy's Laboratories, Ltd. ADR .............................         60,800         2,015,520
    *Dredging Corp. of India, Ltd. ..................................         15,269            72,031
     E.I.D. - Parry (India), Ltd. ...................................        132,939           605,310
     eClerx Services, Ltd. ..........................................         11,390           175,177
     Edelweiss Financial Services, Ltd. .............................        357,029           194,128
     Educomp Solutions, Ltd. ........................................        122,099           674,515
     Eicher Motors, Ltd. ............................................         13,232           458,751
     EIH, Ltd. ......................................................        322,128           617,962
     Elder Pharmaceuticals, Ltd. ....................................         31,425           258,104
     Electrosteel Casings, Ltd. .....................................        165,727            89,350
     Elgi Equipments, Ltd. ..........................................         52,370            74,241
     Emami, Ltd. ....................................................         59,695           490,598
    *Engineers India, Ltd. ..........................................         23,070           114,233
    *Entertainment Network India, Ltd. ..............................         27,123           141,810
     Era Infra Engineering, Ltd. ....................................        192,674           601,278
     Esab India, Ltd. ...............................................         10,098           104,172
     Escorts, Ltd. ..................................................        153,761           267,005
     Ess Dee Aluminium, Ltd. ........................................         13,225            50,560
    *Essar Oil, Ltd. ................................................        812,922         1,443,737
    *Essar Ports, Ltd. ..............................................        135,312           221,566
    *Essar Shipping, Ltd. ...........................................         67,656           117,889
     Essel Propack, Ltd. ............................................         79,134            59,629
     Everest Kanto Cylinder, Ltd. ...................................         92,469           116,459
    *Everonn Education, Ltd. ........................................         23,217           180,536
     Exide Industries, Ltd. .........................................        338,304           838,233
     FAG Bearings (India), Ltd. .....................................         12,778           336,222
     FDC, Ltd. ......................................................        127,472           239,429
     Federal Bank, Ltd. .............................................        353,582         2,994,788
    *Federal-Mogul Goetze (India), Ltd. .............................         18,078            85,369
     Financial Technologies (India), Ltd. ...........................         52,458           785,257
     Finolex Cables, Ltd. ...........................................         94,015            71,664
     Finolex Industries, Ltd. .......................................         71,512            94,501
    *Firstsource Solutions, Ltd. ....................................        231,336            52,073
    *Fortis Healthcare India, Ltd. ..................................        244,527           621,986
    *Fresenius Kabi Oncology, Ltd. ..................................         23,173            54,235
     Future Capital Holdings, Ltd. ..................................         55,455           161,112
     GAIL India, Ltd. ...............................................        546,397         4,712,479
     Gammon India, Ltd. .............................................        113,601           151,122
    *Gammon Infrastructure Projects, Ltd. ...........................        431,684           121,493
     Ganesh Housing Corp., Ltd. .....................................         12,944            31,727
     Gateway Distriparks, Ltd. ......................................        114,170           347,774
     Geodesic, Ltd. .................................................        159,399           192,098
     Geojit BNP Paribas Financial Services, Ltd. ....................         88,026            33,287
     GHCL, Ltd. .....................................................         44,954            33,487
     GIC Housing Finance, Ltd. ......................................         28,372            51,674
     Gillette India, Ltd. ...........................................          8,918           406,602
     Gitanjali Gems, Ltd. ...........................................         90,877           641,252
    *GlaxoSmithKline Consumer Healthcare, Ltd. ......................         20,848         1,008,953
     GlaxoSmithKline Pharmaceuticals, Ltd. ..........................         24,518         1,035,162
     Glenmark Pharmaceuticals, Ltd. .................................        196,299         1,244,040

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    *GMR Infrastructure, Ltd. .......................................      1,414,456   $       796,469
     Godawari Power & Ispat, Ltd. ...................................         10,851            26,402
     Godfrey Phillips India, Ltd. ...................................          4,296           304,318
     Godrej Consumer Products, Ltd. .................................        103,698           929,913
     Godrej Industries, Ltd. ........................................        197,967           820,067
    *Godrej Properties, Ltd. ........................................         14,891           211,547
     Gokul Refoils & Solvent, Ltd. ..................................         55,538           104,573
     Graphite India, Ltd. ...........................................         96,706           145,348
     Grasim Industries, Ltd. ........................................         28,007         1,422,473
     Great Eastern Shipping Co., Ltd. ...............................        184,417           881,951
     Great Offshore, Ltd. ...........................................         38,757           102,246
     Greaves Cotton, Ltd. ...........................................        130,915           237,827
     Grindwell Norton, Ltd. .........................................         11,963            62,524
     Gruh Finance, Ltd. .............................................         12,538           140,690
    *GTL Infrastructure, Ltd. .......................................        375,102            80,561
    *GTL, Ltd. ......................................................         91,093            96,346
     Gujarat Alkalies & Chemicals, Ltd. .............................         53,797           155,896
     Gujarat Ambuja Exports, Ltd. ...................................         93,019            44,404
     Gujarat Fluorochemicals, Ltd. ..................................         52,434           571,637
     Gujarat Gas Co., Ltd. ..........................................         64,016           559,310
     Gujarat Industries Power Co., Ltd. .............................         54,408            90,244
     Gujarat Mineral Development Corp., Ltd. ........................        171,376           614,958
     Gujarat Narmada Valley Fertilizers Co., Ltd. ...................        100,884           192,141
     Gujarat NRE Coke, Ltd. .........................................        667,270           338,807
     Gujarat State Fertilizers & Chemicals, Ltd. ....................         46,658           452,715
     Gujarat State Petronet, Ltd. ...................................        324,739           662,381
     Gulf Oil Corp., Ltd. ...........................................         45,144            68,436
    *GVK Power & Infrastructure, Ltd. ...............................      1,585,936           461,983
     Havells India, Ltd. ............................................         34,241           249,995
     HBL Power Systems, Ltd. ........................................        125,202            47,808
     HCL Infosystems, Ltd. ..........................................        260,819           348,140
     HCL Technologies, Ltd. .........................................        339,023         3,061,260
     HDFC Bank, Ltd. ................................................      1,221,078        12,150,390
     HEG, Ltd. ......................................................         23,274            98,295
    *HeidelbergCement India, Ltd. ...................................        105,161            72,835
     Hero Honda Motors, Ltd. Series B ...............................         87,726         3,901,571
     Hexaware Technologies, Ltd. ....................................        541,628           987,240
     Hikal, Ltd. ....................................................          4,307            26,414
    *Himachal Futuristic Communications, Ltd. .......................      1,319,267           354,524
     Himadri Chemicals & Industries, Ltd. ...........................         39,450            43,088
     Hindalco Industries, Ltd. ......................................      2,314,825         6,416,126
     Hinduja Global Solutions, Ltd. .................................         10,967            69,504
     Hinduja Ventures, Ltd. .........................................         10,967            75,195
     Hindustan Construction Co., Ltd. ...............................      1,049,826           625,637
     Hindustan Dorr Oliver, Ltd. ....................................         34,489            27,238
    *Hindustan Oil Exploration Co., Ltd. ............................         73,411           178,386
     Hindustan Petroleum Corp, Ltd. .................................        143,954           985,550
     Hindustan Unilever, Ltd. .......................................        530,298         4,077,687
     Honeywell Automation India, Ltd. ...............................          3,946           185,657
     Hotel Leelaventure, Ltd. .......................................        246,760           197,340
    *Housing Development & Infrastructure, Ltd. .....................        547,209         1,112,756
     HSIL, Ltd. .....................................................         75,952           277,990
     HT Media, Ltd. .................................................         81,294           238,308
     ICICI Bank, Ltd. ...............................................         19,793           372,899
    #ICICI Bank, Ltd. Sponsored ADR .................................        610,734        22,694,875
     ICSA (India), Ltd. .............................................         51,053            59,873
     IDBI Bank, Ltd. ................................................        483,860         1,154,444
    *Idea Cellular, Ltd. ............................................      2,145,314         4,126,519
     IFCI, Ltd. .....................................................      1,168,454           784,685
    *IL&FS Engineering and Construction Co., Ltd. ...................         31,860            59,629
     India Cements, Ltd. ............................................        518,191           851,205

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     India Infoline, Ltd. ...........................................        437,915   $       667,860
     Indiabulls Financial Services, Ltd. ............................        378,779         1,184,391
     Indiabulls Real Estate, Ltd. ...................................        740,864         1,132,573
     Indiabulls Securities, Ltd. ....................................        105,042            15,658
    *Indiabulls Wholesale Services, Ltd. ............................         92,608            10,327
     Indian Bank ....................................................        210,411           932,488
     Indian Hotels Co., Ltd. ........................................        830,383         1,187,121
     Indian Oil Corp., Ltd. .........................................        660,560         3,950,960
     Indian Overseas Bank ...........................................        286,352           599,926
     Indo Rama Synthetics (India), Ltd. .............................         52,177            34,621
     Indoco Remedies, Ltd. ..........................................          2,538            19,715
     Indraprastha Gas, Ltd. .........................................         76,054           647,787
     IndusInd Bank, Ltd. ............................................        308,479         1,809,971
     INEOS ABS India, Ltd. ..........................................         16,430           210,537
     Info Edge (India), Ltd. ........................................         17,048           237,504
    *Infomedia 18, Ltd. .............................................         16,558             3,726
     Infosys, Ltd. ..................................................        225,217        13,164,523
     Infosys, Ltd. Sponsored ADR ....................................         31,905         1,869,314
     Infotech Enterprises, Ltd. .....................................         47,412           114,183
     Infrastructure Development Finance Co., Ltd. ...................      1,943,833         5,232,356
     ING Vysya Bank, Ltd. ...........................................         84,082           579,432
     Ingersoll-Rand India, Ltd. .....................................         18,428           183,680
     Ipca Laboratories, Ltd. ........................................         75,690           394,098
     IRB Infrastructure Developers, Ltd. ............................        191,368           641,443
     ISMT, Ltd. .....................................................         38,981            27,049
     ITC, Ltd. ......................................................      1,507,896         6,574,895
    *IVRCL Assets & Holdings, Ltd. ..................................         54,515            40,918
     IVRCL Infrastructures & Projects, Ltd. .........................        514,324           434,057
     J.B. Chemicals & Pharmaceuticals, Ltd. .........................         70,265           106,593
     Jagran Prakashan, Ltd. .........................................         99,056           220,885
     Jai Balaji Industries, Ltd. ....................................         24,308            44,435
     Jai Corp., Ltd. ................................................         86,485           147,921
     Jain Irrigation Systems, Ltd. ..................................        397,227         1,013,462
     Jaiprakash Associates, Ltd. ....................................      2,616,121         4,098,094
    *Jaiprakash Power Ventures, Ltd. ................................      1,462,009         1,147,289
     Jammu & Kashmir Bank, Ltd. .....................................         56,948           980,189
     JBF Industries, Ltd. ...........................................         35,709            90,589
    *Jet Airways (India), Ltd. ......................................         42,589           223,276
     Jindal Drilling & Industries, Ltd. .............................         14,415            93,678
     Jindal Poly Films, Ltd. ........................................         30,884           145,201
     Jindal Saw, Ltd. ...............................................        285,229           884,685
    *Jindal South West Holdings, Ltd. ...............................          7,096            82,579
     Jindal Steel & Power, Ltd. .....................................        469,417         5,378,957
     JK Cement, Ltd. ................................................         17,083            38,149
     JK Lakshmi Cement, Ltd. ........................................         47,469            41,906
     JM Financial, Ltd. .............................................        437,168           169,645
    *JSL Stainless, Ltd. ............................................        106,304           206,483
     JSW Energy, Ltd. ...............................................      1,015,065         1,083,112
    *JSW ISPAT Steel, Ltd. ..........................................      1,048,535           287,529
     JSW Steel, Ltd. ................................................        234,398         3,123,980
     Jubilant Industries, Ltd. ......................................          4,235            16,195
     Jubilant Organosys, Ltd. .......................................        110,520           445,912
     Jyothy Laboratories, Ltd. ......................................         48,347           142,216
     Jyoti Structures, Ltd. .........................................         69,600            89,392
     K.S.B. Pumps, Ltd. .............................................         13,268            55,239
     Kajaria Ceram ..................................................         50,812           122,629
    *Kakinada Fertilizers, Ltd. .....................................        245,677            56,557
     Kalpataru Power Transmission, Ltd. .............................         74,395           167,104
    *Kalyani Investment Co., Ltd. ...................................            543             5,797
     Kalyani Steels, Ltd. ...........................................          5,438             5,327
     Karnataka Bank, Ltd. ...........................................        287,823           528,401

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Karur Vysya Bank, Ltd. .........................................         62,496   $       504,568
     Karuturi Global, Ltd. ..........................................        465,788            47,923
     KEC International, Ltd. ........................................        158,548           186,766
     Kesoram Industries, Ltd. .......................................         41,828           108,247
     Kewal Kiran Clothing, Ltd. .....................................             41               650
    *Kingfisher Airlines, Ltd. ......................................        192,159            95,543
     Kiri Industries, Ltd. ..........................................         10,825            27,220
     Kirloskar Industries, Ltd. .....................................          2,290            12,874
     Kirloskar Oil Engines, Ltd. ....................................         83,823           223,139
     Kotak Mahindra Bank, Ltd. ......................................        390,726         4,073,631
    *Koutons Retail India, Ltd. .....................................          4,186             1,881
     KPIT Cummins Infosystems, Ltd. .................................         62,710           205,782
     KRBL, Ltd. .....................................................        135,058            70,489
    *KS Oils, Ltd. ..................................................        397,063            80,024
    *KSK Energy Ventures, Ltd. ......................................        141,089           296,298
     Lakshmi Energy & Foods, Ltd. ...................................         10,833             4,443
     Lakshmi Machine Works, Ltd. ....................................          8,809           347,422
     Lakshmi Vilas Bank, Ltd. .......................................         61,640           124,633
    *Lanco Infratech, Ltd. ..........................................        985,780           329,952
    *Landmark Property Development Co., Ltd. ........................         60,497             3,337
     Larsen & Toubro, Ltd. ..........................................        150,678         4,345,491
     LIC Housing Finance, Ltd. ......................................        531,645         2,536,461
    *Lloyds Steel Industries, Ltd. ..................................        168,042            40,651
     Lupin, Ltd. ....................................................        187,488         1,802,648
     Madhucon Projects, Ltd. ........................................         51,670            71,266
     Madras Cements, Ltd. ...........................................        166,625           348,547
    *Mahanagar Telephone Nigam, Ltd. ................................        298,770           191,922
    *Mahanagar Telephone Nigam, Ltd. ADR ............................         32,600            43,684
     Maharashtra Scooters, Ltd. .....................................          2,000            13,300
     Maharashtra Seamless, Ltd. .....................................         77,737           540,379
     Mahindra & Mahindra Financial Services, Ltd. ...................         84,605         1,162,958
     Mahindra & Mahindra, Ltd. ......................................        555,087         9,771,236
    *Mahindra Holidays & Resorts India, Ltd. ........................            391             2,740
     Mahindra Lifespace Developers, Ltd. ............................         24,566           153,585
     Manaksia, Ltd. .................................................         20,016            24,463
     Mangalore Refinery & Petrochemicals, Ltd. ......................        894,692         1,181,858
    *Marico, Ltd. ...................................................        201,587           632,108
     Maruti Suzuki India, Ltd. ......................................        121,450         2,793,108
    *Mastek, Ltd. ...................................................         25,667            46,186
    *MAX India, Ltd. ................................................        255,615           989,283
     McLeod Russel India, Ltd. ......................................        120,984           635,393
    *Mercator Lines, Ltd. ...........................................        436,045           239,359
     Merck, Ltd. ....................................................          7,397           100,668
     MindTree, Ltd. .................................................         29,252           239,914
     Monnet Ispat, Ltd. .............................................         57,013           531,205
     Monsanto India, Ltd. ...........................................          9,360           152,575
    *Moser Baer (India), Ltd. .......................................        178,934            98,340
    *Motherson Sumi Systems, Ltd. ...................................        157,809           607,318
     Motilal Oswal Financial Services, Ltd. .........................         12,637            21,783
    *Mphasis, Ltd. ..................................................        124,311           872,496
     MRF, Ltd. ......................................................          2,729           380,859
     Mundra Port & Special Economic Zone, Ltd. ......................        436,510         1,460,225
     Nagarjuna Construction Co., Ltd. ...............................        419,815           459,768
    *Nagarjuna Oil Refinery, Ltd. ...................................        223,343            51,415
     Nahar Poly Films, Ltd. .........................................         12,262             5,637
     Nahar Spinning Mills, Ltd. .....................................          8,602            10,565
     Natco Pharma, Ltd. .............................................         17,063            82,332
     National Aluminium Co., Ltd. ...................................      1,330,586         1,748,756
     Nava Bharat Ventures, Ltd. .....................................         47,931           169,764
     Navneet Publications India, Ltd. ...............................        155,429           212,757
     NESCO, Ltd. ....................................................         12,632           150,711

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    *Nestle India, Ltd. .............................................          2,887   $       248,909
    *NHPC, Ltd. .....................................................      3,162,091         1,626,033
     NIIT Technologies, Ltd. ........................................         85,934           401,911
     NIIT, Ltd. .....................................................        178,720           175,848
    *Nitin Fire Protection Industries, Ltd. .........................        201,733           157,094
     NOCIL, Ltd. ....................................................         79,587            26,610
     Noida Toll Bridge Co., Ltd. ....................................        192,455            92,933
     NTPC, Ltd. .....................................................        661,998         2,426,576
     OCL India, Ltd. ................................................         23,518            46,433
    *OCL Iron & Steel, Ltd. .........................................          4,262             4,154
     Oil & Natural Gas Corp., Ltd. ..................................        678,920         3,864,671
     Oil India, Ltd. ................................................         61,366         1,628,074
    *OMAXE, Ltd. ....................................................        158,886           476,331
    *OnMobile Global, Ltd. ..........................................         68,652            82,328
     Opto Circuits India, Ltd. ......................................        143,832           735,475
    *Oracle Financial Services Software, Ltd. .......................         49,350         2,129,274
     Orbit Corp., Ltd. ..............................................         69,708            48,346
     Orchid Chemicals & Pharmaceuticals, Ltd. .......................         65,162           220,493
     Orient Paper & Industries, Ltd. ................................         72,266            88,901
     Oriental Bank of Commerce ......................................        155,249           919,940
     Orissa Minerals Development Co., Ltd. ..........................            341           326,415
    *Oswal Chemical & Fertilizers, Ltd. .............................        172,569           211,234
     Page Industries, Ltd. ..........................................          2,802           145,953
     Panacea Biotec, Ltd. ...........................................         39,979            79,845
     Pantaloon Retail India, Ltd. ...................................          8,100            32,110
     Pantaloon Retail India, Ltd. Series B ..........................            810             2,164
    *Parsvnath Developers, Ltd. .....................................        259,147           423,945
    *Patel Engineering, Ltd. ........................................         31,362            63,878
    *Patni Computer Systems, Ltd. ...................................        122,244           838,017
   #*Patni Computer Systems, Ltd. ADR ...............................         16,659           227,895
     Peninsula Land, Ltd. ...........................................        193,874           166,334
     Petronet LNG, Ltd. .............................................        682,746         2,256,396
     Pfizer, Ltd. ...................................................          1,670            45,515
     Phoenix Mills, Ltd. ............................................         18,430            75,794
     Pidilite Industries, Ltd. ......................................        191,560           635,957
    *Pipavav Defence & Offshore Engineering Co., Ltd. ...............        251,500           443,181
     Piramal Healthcare, Ltd. .......................................        194,660         1,436,522
     Plethico Pharmaceuticals, Ltd. .................................         29,545           234,486
     Polaris Software Lab, Ltd. .....................................         59,814           178,913
     Polyplex Corp., Ltd. ...........................................         17,984            68,762
     Power Finance Corp., Ltd. ......................................        569,675         1,745,734
     Power Grid Corp. of India, Ltd. ................................      1,306,373         2,793,911
     Praj Industries, Ltd. ..........................................        163,168           283,490
     Prakash Industries, Ltd. .......................................         60,265            57,277
     Prism Cement, Ltd. .............................................        205,299           184,266
    *Proctor & Gamble Hygiene & Health Care, Ltd. ...................          3,795           155,419
     Provogue India, Ltd. ...........................................         27,200            15,929
     PSL, Ltd. ......................................................         23,485            30,002
     PTC India, Ltd. ................................................        546,110           786,770
     Punj Lloyd, Ltd. ...............................................        471,063           571,149
     Radico Khaitan, Ltd. ...........................................         73,871           188,716
     Rain Commodities, Ltd. .........................................        207,095           127,104
     Rajesh Exports, Ltd. ...........................................        191,974           581,035
     Rallis India, Ltd. .............................................        127,690           420,426
     Ranbaxy Laboratories, Ltd. .....................................        171,716         1,757,549
     Raymond, Ltd. ..................................................        105,074           835,434
    *Redington India, Ltd. ..........................................        267,401           519,355
     REI Agro, Ltd. .................................................        736,218           353,909
     REI Six Ten Retail, Ltd. .......................................         55,035            21,204
    *Reliance Broadcast Network, Ltd. ...............................         23,621            31,853
     Reliance Capital, Ltd. .........................................        233,321         1,758,131

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Reliance Communications, Ltd. ..................................      1,367,298   $     2,222,180
     Reliance Energy, Ltd. ..........................................        174,920         1,654,498
     Reliance Industrial Infrastructure, Ltd. .......................          7,834            66,600
     Reliance Industries, Ltd. ......................................      1,734,304        31,056,647
    *Reliance MediaWorks, Ltd. ......................................         23,621            44,636
    *Reliance Power, Ltd. ...........................................      1,317,490         2,559,007
     Rolta India, Ltd. ..............................................        220,517           374,569
     Ruchi Infrastructure, Ltd. .....................................          1,244               584
     Ruchi Soya Industries, Ltd. ....................................        244,296           548,546
     Rural Electrification Corp., Ltd. ..............................        600,461         2,200,183
     S Mobility, Ltd. ...............................................        121,918           251,850
     S. Kumars Nationwide, Ltd. .....................................        324,966           264,045
     Sadbhav Engineering, Ltd. ......................................         25,308            69,127
    *Sanwaria Agro Oils, Ltd. .......................................          4,608             1,327
    *Satyam Computer Services, Ltd. .................................        920,600         1,330,747
    *SEAMEC, Ltd. ...................................................         12,199            25,835
     Sesa Goa, Ltd. .................................................        713,423         3,010,750
     Shipping Corp. of India, Ltd. ..................................        389,582           589,706
     Shiv-Vani Oil & Gas Exploration Services, Ltd. .................         19,863            83,325
     Shoppers Stop, Ltd. ............................................         49,874           358,038
    *Shree Ashtavinyak Cine Vision, Ltd. ............................        642,203            85,840
     Shree Cement, Ltd. .............................................         14,509           564,708
    *Shree Renuka Sugars, Ltd. ......................................      1,032,237         1,208,895
     Shriram EPC, Ltd. ..............................................         13,876            34,069
     Shriram Transport Finance Co., Ltd. ............................        207,642         2,588,096
     Simplex Infrastructures, Ltd. ..................................          4,792            20,231
     Sintex Industries, Ltd. ........................................        510,641         1,230,590
     SKF India, Ltd. ................................................         26,925           364,051
     Sobha Developers, Ltd. .........................................        112,692           580,846
     Solar Industries India, Ltd. ...................................            430             7,140
     Sonata Software, Ltd. ..........................................         58,800            34,111
     South Indian Bank, Ltd. ........................................      1,704,741           823,793
     SPML Infra, Ltd. ...............................................          7,377            17,553
     SREI Infrastructure Finance, Ltd. ..............................        256,428           186,311
     SRF, Ltd. ......................................................         39,903           249,593
     State Bank of Bikaner & Jaipur .................................         37,018           300,088
     State Bank of India ............................................         71,597         2,784,535
     State Bank of India Sponsored GDR ..............................          9,000           704,496
     Steel Authority of India, Ltd. .................................        837,645         1,918,785
     Sterling Biotech, Ltd. .........................................        260,553           355,175
     Sterlite Industries (India), Ltd. ..............................      1,034,428         2,707,421
     Sterlite Industries (India), Ltd. ADR ..........................        432,465         4,463,039
     Sterlite Technologies, Ltd. ....................................        231,113           186,541
     Strides Arcolab, Ltd. ..........................................         90,203           729,036
    *Sun Pharma Advanced Research Co., Ltd. .........................        135,759           229,779
     Sun Pharmaceuticals Industries, Ltd. ...........................        324,432         3,331,579
     Sun TV Network, Ltd. ...........................................         75,061           398,440
     Sundaram Clayton, Ltd. .........................................          3,760            11,506
     Sundaram Finance, Ltd. .........................................          5,286            55,033
     Sundram Fastners, Ltd. .........................................        105,224           126,179
     Supreme Industries, Ltd. .......................................         60,492           235,663
     Supreme Petrochem, Ltd. ........................................          3,242             4,252
    *Suzlon Energy, Ltd. ............................................      1,823,352         1,431,043
     Swaraj Engines, Ltd. ...........................................          1,260            11,811
     Syndicate Bank .................................................        326,729           719,551
     Taj GVK Hotels & Resorts, Ltd. .................................         32,994            62,611
     Tamilnadu Newsprint & Papers, Ltd. .............................         36,247            75,932
     Tanla Solutions, Ltd. ..........................................         80,718            12,508
     Tata Chemicals, Ltd. ...........................................        160,014         1,086,682
    #Tata Communications, Ltd. ADR ..................................         58,951           472,198
     Tata Consultancy Services, Ltd. ................................        281,520         6,392,807

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Tata Elxsi, Ltd. ...............................................         27,785   $       128,279
     Tata Investment Corp., Ltd. ....................................         16,116           160,350
     Tata Motors, Ltd. ..............................................      1,689,345         6,812,293
    #Tata Motors, Ltd. Sponsored ADR ................................         39,077           783,494
     Tata Power Co., Ltd. ...........................................      1,056,215         2,159,573
     Tata Steel, Ltd. ...............................................        671,788         6,615,392
     Tata Tea, Ltd. .................................................        796,977         1,505,962
    *Tata Teleservices Maharashtra, Ltd. ............................      1,004,165           362,964
     TCI Developers, Ltd. ...........................................          1,466             4,684
     Tech Mahindra, Ltd. ............................................         94,278         1,125,006
    *Teledata Marine Solutions, Ltd. ................................         39,608               439
     Texmaco Rail & Engineering, Ltd. ...............................         79,270           133,910
     Texmaco, Ltd. ..................................................         79,270            49,783
     Thermax India, Ltd. ............................................         50,392           477,877
     Thomas Cook India, Ltd. ........................................        279,101           280,181
     Time Technoplast, Ltd. .........................................        134,395           173,945
    *Timken India, Ltd. .............................................         54,549           247,312
     Titagarh Wagons, Ltd. ..........................................         15,840           142,462
     Titan Industries, Ltd. .........................................        336,500         1,493,215
     Torrent Pharmaceuticals, Ltd. ..................................         44,919           528,629
     Torrent Power, Ltd. ............................................        212,829         1,019,682
     Transport Corp of India, Ltd. ..................................         29,320            46,134
     Trent, Ltd. ....................................................         16,789           370,771
    *Trent, Ltd. Series B ...........................................          2,180            44,321
     Triveni Engineering & Industries, Ltd. .........................        168,022            78,506
    *Triveni Turbine, Ltd. ..........................................        168,022           133,362
     TTK Prestige, Ltd. .............................................          8,213           441,554
     Tube Investments of India, Ltd. ................................        160,310           460,112
     Tulip IT Services, Ltd. ........................................        148,199           457,067
    *TV18 Broadcast, Ltd. ...........................................        104,116            96,379
     TVS Motor Co., Ltd. ............................................        483,251           680,368
     UCO Bank .......................................................        338,611           519,974
     Uflex, Ltd. ....................................................         84,361           303,356
     Ultratech Cement, Ltd. .........................................        108,494         2,560,521
     Unichem Laboratories, Ltd. .....................................         60,740           161,225
     Union Bank of India, Ltd. ......................................        249,808         1,153,040
    *Unitech, Ltd. ..................................................      3,380,716         2,070,325
     United Breweries Holdings, Ltd. ................................            676             1,434
    *United Breweries, Ltd. .........................................         67,824           579,117
     United Phosphorus, Ltd. ........................................        530,424         1,588,935
     United Spirits, Ltd. ...........................................        177,459         3,176,755
     Unity Infraprojects, Ltd. ......................................         19,986            16,252
     Usha Martin, Ltd. ..............................................        254,576           171,485
    *Vardhman Special Steels, Ltd. ..................................          5,275             2,275
     Vardhman Textiles, Ltd. ........................................         26,377           110,766
     Varun Shipping Co., Ltd. .......................................         70,152            26,914
     Venky's India, Ltd. ............................................          5,481            56,956
     Videocon Industries, Ltd. ......................................        192,327           689,167
     Videsh Sanchar Nigam, Ltd. .....................................        163,453           633,018
     Vijaya Bank, Ltd. ..............................................        276,076           344,272
     VIP Industries, Ltd. ...........................................        130,625           464,611
     Voltamp Transformers, Ltd. .....................................          5,393            54,263
     Voltas, Ltd. ...................................................        217,606           444,673
     VST Industries, Ltd. ...........................................          7,905           207,123
     WABCO India, Ltd. ..............................................          6,924           195,784
     Walchandnagar Industries, Ltd. .................................         14,754            26,044
     Welspun Corp., Ltd. ............................................        210,869           463,173
    *Welspun Global Brands, Ltd. ....................................          3,685             2,913
    *Welspun India, Ltd. ............................................         36,850            24,002
    *Welspun Investments & Commercials, Ltd. ........................          1,842             1,702
     Wipro, Ltd. ....................................................        381,189         2,858,197

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    *Wire & Wireless India, Ltd. ....................................        302,852   $        54,368
    *Wockhardt, Ltd. ................................................         70,880           643,462
     Wyeth, Ltd. ....................................................         13,354           273,281
     Yes Bank, Ltd. .................................................        315,105         2,019,938
     Zee Entertainment Enterprises, Ltd. ............................        943,402         2,316,622
    *Zee Learn, Ltd. ................................................        117,925            46,496
     Zensar Technologies, Ltd. ......................................         22,768            61,184
     Zuari Industries, Ltd. .........................................         21,032           257,997
     Zydus Wellness, Ltd. ...........................................         17,266           200,279
                                                                                       ---------------
TOTAL INDIA .........................................................                      483,653,536
                                                                                       ---------------
INDONESIA -- (3.3%)
    *PT Ace Hardware Indonesia Tbk ..................................         36,000            13,666
     PT Adaro Energy Tbk ............................................     25,329,000         5,713,020
     PT Adhi Karya Tbk ..............................................      2,067,500           122,391
    *PT Agis Tbk ....................................................        980,000            11,981
     PT AKR Corporindo Tbk ..........................................      5,468,300         1,849,884
     PT Aneka Tambang Tbk ...........................................      9,493,000         1,900,096
     PT Asahimas Flat Glass Tbk .....................................        436,000           370,175
     PT Astra Agro Lestari Tbk ......................................        761,500         1,823,830
     PT Astra Graphia Tbk ...........................................      2,146,000           263,946
     PT Astra International Tbk .....................................      2,085,000        16,076,981
    *PT Bakrie & Brothers Tbk .......................................    210,232,250         1,221,117
     PT Bakrie Sumatera Plantations Tbk .............................     33,325,500         1,091,661
    *PT Bakrie Telecom Tbk ..........................................     56,526,039         1,872,098
    *PT Bakrieland Development Tbk ..................................     99,714,000         1,286,241
     PT Bank Bukopin Tbk ............................................     10,432,000           790,560
     PT Bank Central Asia Tbk .......................................     10,785,000         9,780,429
     PT Bank Danamon Indonesia Tbk ..................................      7,689,054         4,284,798
     PT Bank Mandiri Tbk ............................................     12,544,518        10,006,593
     PT Bank Negara Indonesia Persero Tbk ...........................     14,885,730         6,671,242
    *PT Bank Pan Indonesia Tbk ......................................     19,852,000         1,534,911
    *PT Bank Permata Tbk ............................................         70,000            11,580
     PT Bank Rakyat Indonesia Persero Tbk ...........................     13,387,000        10,065,012
     PT Bank Tabungan Negara Tbk ....................................      8,110,515         1,305,557
    *PT Bank Tabungan Pensiunan Nasional Tbk ........................      1,444,000           606,177
    *PT Barito Pacific Tbk ..........................................      7,720,500           707,806
     PT Bayan Resources Tbk .........................................        950,000         1,997,564
    *PT Berlian Laju Tanker Tbk .....................................     19,684,166           421,657
    *PT Bhakti Investama Tbk ........................................     46,292,400         1,288,812
    *PT Bisi International Tbk ......................................      4,366,000           497,137
     PT Budi Acid Jaya Tbk ..........................................      2,800,500            73,510
     PT Bumi Resources Tbk ..........................................     34,987,500         9,138,628
    *PT Bumi Serpong Damai Tbk ......................................     19,397,500         1,996,061
    *PT BW Plantation Tbk ...........................................         93,500            12,282
    *PT Central Proteinaprima Tbk ...................................     22,741,500           136,154
    *PT Chandra Asri Petrochemical Tbk ..............................          7,000             2,280
    *PT Charoen Pokphand Indonesia Tbk ..............................     12,481,660         3,716,909
     PT Ciputra Development Tbk .....................................     26,673,719         1,462,498
     PT Ciputra Surya Tbk ...........................................      2,291,000           216,828
    *PT Citra Marga Nusaphala Persada Tbk ...........................      5,009,000           850,192
     PT Clipan Finance Indonesia Tbk ................................      2,919,000           151,212
    *PT Darma Henwa Tbk .............................................     36,136,500           317,529
    *PT Davomas Adabi Tbk ...........................................      4,583,000            25,661
    *PT Delta Dunia Makmur Tbk ......................................     10,462,500           734,002
     PT Elnusa Tbk ..................................................      4,562,500           107,357
    *PT Energi Mega Persada Tbk .....................................    101,562,000         1,849,284
    *PT Fajar Surya Wisesa Tbk ......................................         26,000             8,689
     PT Gajah Tunggal Tbk ...........................................      4,970,500         1,519,976
     PT Global Mediacom Tbk .........................................     17,213,500         1,545,366
     PT Gozco Plantations Tbk .......................................      5,273,000           180,831

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDONESIA -- (Continued)
     PT Gudang Garam Tbk ............................................      1,200,000   $     7,876,680
    *PT Hanson International Tbk ....................................     13,121,500           301,476
     PT Hexindo Adiperkasa Tbk ......................................        464,000           406,619
     PT Holcim Indonesia Tbk ........................................      6,559,500         1,416,326
    *PT Indah Kiat Pulp & Paper Corp. Tbk ...........................      7,741,500           884,807
     PT Indika Energy Tbk ...........................................      4,401,500         1,398,167
     PT Indo Tambangraya Megah Tbk ..................................        434,500         2,167,532
     PT Indocement Tunggal Prakarsa Tbk .............................      2,353,000         4,298,855
     PT Indofood Sukses Makmur Tbk ..................................     13,623,500         7,998,887
     PT Indorama Synthetics Tbk .....................................         12,500             3,270
     PT Indosat Tbk .................................................        967,500           579,463
    #PT Indosat Tbk ADR .............................................         26,690           798,832
    *PT Inovisi Infracom Tbk ........................................        109,300            68,399
     PT International Nickel Indonesia Tbk ..........................      6,195,750         2,525,966
    *PT Intiland Development Tbk ....................................     10,777,300           306,379
     PT Japfa Comfeed Indonesia Tbk .................................      3,950,700         2,250,494
    *PT Jasa Marga Tbk ..............................................      5,132,000         2,211,949
     PT Jaya Real Property Tbk ......................................        352,500            59,331
     PT Kalbe Farma Tbk .............................................      8,149,000         3,172,006
    *PT Kawasan Industri Jababeka Tbk ...............................     43,536,000           775,948
     PT Lippo Karawaci Tbk ..........................................     47,583,562         3,411,533
     PT Matahari Putra Prima Tbk ....................................      5,484,772           609,356
     PT Mayorah Indah Tbk ...........................................        809,250         1,284,793
     PT Medco Energi Internasional Tbk ..............................      4,705,000         1,222,327
    *PT Media Nusantara Citra Tbk ...................................     11,739,093         1,450,165
     PT Mitra Adiperkasa Tbk ........................................      2,427,500         1,336,978
    *PT Mitra International Resources Tbk ...........................      5,183,500            93,687
    *PT Pabrik Kertas Tjiwi Kimia Tbk ...............................      1,136,000           260,515
    *PT Pakuwon Jati Tbk ............................................      5,813,000           559,936
    *PT Panin Financial Tbk .........................................     31,133,000           421,081
     PT Panin Insurance Tbk .........................................      4,962,500           254,087
     PT Perusahaan Gas Negara Tbk ...................................     10,922,000         3,602,706
     PT Perusahaan Perkebunan London Sumatra Indonesia Tbk ..........     10,678,500         2,626,377
    *PT Polaris Investama Tbk .......................................        577,000            77,114
    *PT Polychem Indonesia Tbk ......................................      4,664,500           325,661
     PT Ramayana Lestari Sentosa Tbk ................................      8,949,000           671,491
     PT Resource Alam Indonesia Tbk .................................        670,000           399,325
     PT Sampoerna Agro Tbk ..........................................      2,980,559         1,008,305
     PT Samudera Indonesia Tbk ......................................        117,000            45,102
     PT Selamat Sempurna Tbk ........................................      2,556,500           375,879
     PT Semen Gresik Persero Tbk ....................................      3,609,500         3,840,554
    *PT Sentul City Tbk .............................................     45,408,000         1,438,760
     PT Summarecon Agung Tbk ........................................     20,144,782         2,636,259
     PT Surya Citra Media Tbk .......................................         45,000            32,043
    *PT Suryainti Permata Tbk .......................................      3,098,000            31,146
     PT Tambang Batubara Bukit Asam Tbk .............................      1,018,500         2,088,616
     PT Telekomunikasi Indonesia Tbk ................................      2,889,000         2,409,388
    #PT Telekomunikasi Indonesia Tbk Sponsored ADR ..................        156,049         5,274,456
    *PT Tiga Pilar Sejahtera Food Tbk ...............................      1,635,339           119,027
     PT Timah Tbk ...................................................      6,381,500         1,414,095
     PT Trada Maritime Tbk ..........................................      9,459,987           933,617
    *PT Trias Sentosa Tbk ...........................................      3,213,500           168,292
     PT Trimegah Securities Tbk .....................................      5,343,500            56,734
    *PT Truba Alam Manunggal Engineering Tbk ........................     15,388,500            86,462
     PT Tunas Baru Lampung Tbk ......................................      3,608,000           244,874
     PT Tunas Ridean Tbk ............................................      8,143,000           565,872
     PT Unilever Indonesia Tbk ......................................      1,041,500         1,830,930
     PT United Tractors Tbk .........................................      2,122,246         5,837,352
     PT Wijaya Karya Tbk ............................................      4,853,000           282,354
    *PT XL Axiata Tbk ...............................................      3,367,500         1,883,415
                                                                                       ---------------
TOTAL INDONESIA .....................................................                      198,344,221
                                                                                       ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ISRAEL -- (0.0%)
     Delta-Galil Industries, Ltd. ...................................              1   $             5
    *Electra Real Estate, Ltd. ......................................              1                 3
     Formula Systems (1985), Ltd. ...................................             --                 5
    *Formula Vision Technologies, Ltd. ..............................             --                --
    *Koor Industries, Ltd. ..........................................              1                 9
     Mivtach Shamir Holdings, Ltd. ..................................         10,592           306,511
    *Naphtha Israel Petroleum Corp., Ltd. ...........................              1                 3
     Osem Investments, Ltd. .........................................             --                 7
     Super-Sol, Ltd. Series B .......................................             --                 2
                                                                                       ---------------
TOTAL ISRAEL ........................................................                          306,545
                                                                                       ---------------
MALAYSIA -- (3.4%)
     Aeon Co. Berhad ................................................        248,000           563,463
    *Aeon Credit Service M Berhad ...................................         34,000            54,407
     Affin Holdings Berhad ..........................................      1,220,300         1,165,795
     AirAsia Berhad .................................................      2,627,100         3,301,517
    *Alam Maritim Resources Berhad ..................................        548,200           144,052
     Al-'Aqar KPJ REIT Berhad .......................................         34,155            12,322
     Alliance Financial Group Berhad ................................      2,350,100         2,689,688
     Amcorp Properties Berhad .......................................        233,633            34,068
     AMMB Holdings Berhad ...........................................      3,430,850         6,651,037
     Amway (Malaysia) Holdings Berhad ...............................         63,300           181,226
     Ann Joo Resources Berhad .......................................        486,250           340,276
     APM Automotive Holdings Berhad .................................        207,500           296,142
    *Asia Pacific Land Berhad .......................................        531,500            73,259
     Axiata Group Berhad ............................................      2,705,925         4,276,866
     Bandar Raya Developments Berhad ................................      1,103,100           711,472
     Batu Kawan Berhad ..............................................        304,050         1,569,228
     Berjaya Assets Berhad ..........................................        115,800            32,360
     Berjaya Corp. Berhad ...........................................      6,416,500         2,154,581
     Berjaya Land Berhad ............................................      2,769,200           887,682
    *Berjaya Media Berhad ...........................................         52,300             7,373
     Berjaya Sports Toto Berhad .....................................        753,614         1,045,526
     BIMB Holdings Berhad ...........................................      1,064,000           697,203
     Bolton Berhad ..................................................        252,900            67,797
     Boustead Heavy Industries Corp. Berhad .........................         67,100            61,521
     Boustead Holdings Berhad .......................................        843,820         1,464,791
     British American Tobacco Malaysia Berhad .......................        142,400         2,143,837
     Bursa Malaysia Berhad ..........................................        623,400         1,372,892
     Cahya Mata Sarawak Berhad ......................................        325,000           211,689
     Carlsberg Brewery Malaysia Berhad ..............................        171,700           391,876
    *CB Industrial Product Holding Berhad ...........................        140,680           168,057
     Chemical Co. of Malaysia Berhad ................................        111,000            60,669
    *CI Holdings Berhad .............................................         97,600           155,051
     CIMB Group Holdings Berhad .....................................      3,519,514         8,639,053
     Coastal Contracts Berhad .......................................        458,477           287,555
     CSC Steel Holdings Berhad ......................................        400,700           183,361
    *D&O Green Technologies Berhad ..................................        131,933             7,039
     Dayang Enterprise Holdings Berhad ..............................        420,875           237,389
    *Dialog Group Berhad ............................................      2,510,573         1,949,567
     DiGi.Com Berhad ................................................        247,292         2,546,396
     Dijaya Corp. Berhad ............................................        229,500           104,222
     DRB-Hicom Berhad ...............................................      2,198,500         1,490,704
     Dutch Lady Milk Industries Berhad ..............................         26,300           174,577
     Eastern & Oriental Berhad ......................................      1,430,282           653,419
     ECM Libra Avenue Berhad ........................................        982,737           249,347
     Esso Malaysia Berhad ...........................................        213,800           255,382
     Evergreen Fibreboard Berhad ....................................        540,200           176,659
     Faber Group Berhad .............................................        506,200           281,528
    *Fountain View Development Berhad ...............................         31,500                --
     Fraser & Neave Holdings Berhad .................................        177,000           978,042

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     Gamuda Berhad ..................................................      3,487,100   $     3,834,192
     Genting Berhad .................................................      2,144,000         7,467,562
     Genting Malaysia Berhad ........................................      5,375,700         6,687,202
     Genting Plantations Berhad .....................................        449,200         1,070,290
     Globetronics Technology Berhad .................................        155,620            46,278
     Glomac Berhad ..................................................        596,400           164,394
     Goldis Berhad ..................................................        404,812           217,757
     Grand United Holdings Berhad ...................................        274,800           106,022
    *Green Packet Berhad ............................................        603,900           123,075
     Guiness Anchor Berhad ..........................................        163,500           572,592
     GuocoLand (Malaysia) Berhad ....................................        538,700           157,627
     Hai-O Enterprise Berhad ........................................        217,500           136,023
     Hap Seng Consolidated Berhad ...................................      2,780,040         1,374,096
     Hap Seng Plantations Holdings Berhad ...........................        411,300           358,999
     Hartalega Holdings Berhad ......................................        165,900           293,987
    *Ho Wah Genting Berhad ..........................................        993,100           135,600
     Hock Seng Lee Berhad ...........................................        446,420           209,503
     Hong Leong Bank Berhad .........................................        652,560         2,244,845
     Hong Leong Financial Group Berhad ..............................        465,300         1,800,966
     Hong Leong Industries Berhad ...................................        147,800           192,783
    *Hovid Berhad ...................................................        177,700            11,810
    *Hubline Berhad .................................................        139,400             4,511
     Hunza Properties Berhad ........................................         97,600            47,913
     Hwang-DBS (Malaysia) Berhad ....................................        123,200            92,256
     IGB Corp. Berhad ...............................................      2,262,299         1,459,841
     IJM Corp. Berhad ...............................................      2,669,710         4,931,449
     IJM Land Berhad ................................................      1,192,800           894,327
     IJM Plantations Berhad .........................................        698,900           600,971
    *Insas Berhad ...................................................        372,840            61,022
     Integrated Logistics Berhad ....................................        111,735            26,113
     Integrax Berhad ................................................        122,200            45,477
     IOI Corp. Berhad ...............................................      2,363,877         4,015,995
    *Jaks Resources Berhad ..........................................        500,800            96,274
     Jaya Tiasa Holdings Berhad .....................................        174,325           323,262
     Jerneh Asia Berhad .............................................        199,000            87,954
     JT International Berhad ........................................         83,000           171,492
    *K & N Kenanga Holdings Berhad ..................................        605,600           113,745
    *Karambunai Corp. Berhad ........................................      3,066,900           142,656
     Keck Seng (Malaysia) Berhad ....................................        316,300           393,470
     Kencana Petroleum Berhad .......................................        760,032           637,025
     KFC Holdings (Malaysia) Berhad .................................        529,200           596,279
     Kian Joo Can Factory Berhad ....................................        594,380           369,341
     Kim Loong Resources Berhad .....................................        152,320           100,754
     Kinsteel Berhad ................................................      1,049,100           196,535
     KLCC Property Holdings Berhad ..................................      1,100,800         1,114,874
     KNM Group Berhad ...............................................      2,179,268         1,011,732
     Kossan Rubber Industries Berhad ................................        358,900           333,925
     KPJ Healthcare Berhad ..........................................        371,250           505,659
     KSL Holdings Berhad ............................................        264,166           122,049
     Kuala Lumpur Kepong Berhad .....................................        370,522         2,528,180
     KUB Malaysia Berhad ............................................        998,800           225,242
    *Kulim Malaysia Berhad ..........................................      1,828,800         2,130,195
    *Kumpulan Europlus Berhad .......................................        327,400           108,940
     Kumpulan Fima Berhad ...........................................        242,500           130,200
    *Kumpulan Hartanah Selangor Berhad ..............................        202,200            18,870
     Kumpulan Perangsang Selangor Berhad ............................        360,100           105,829
    *Kurnia Asia Berhad .............................................      2,045,200           333,823
     Lafarge Malayan Cement Berhad ..................................        676,700         1,556,688
    *Land & General Berhad ..........................................        191,800            23,144
    *Landmarks Berhad ...............................................        860,692           322,742
     Latexx Partners Berhad .........................................        138,300            81,315

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
    *Leader Universal Holdings Berhad ...............................        482,800   $       149,318
     Leong Hup Holdings Berhad ......................................        140,000            73,721
     Lingkaran Trans Kota Holdings Berhad ...........................        556,900           628,387
    *Lingui Development Berhad ......................................        230,600           115,826
    *Lion Corp. Berhad ..............................................        754,900            51,206
     Lion Diversified Holdings Berhad ...............................        615,000            78,404
     Lion Forest Industries Berhad ..................................         37,800            19,256
     Lion Industries Corp. Berhad ...................................      1,763,300           871,669
     LPI Capital Berhad .............................................         13,700            58,878
    *MAA Group Berhad ...............................................        187,600            30,824
     Mah Sing Group Berhad ..........................................        776,680           513,940
     Malayan Banking Berhad .........................................      3,767,379        10,228,148
    *Malayan Flour Mills Berhad .....................................         53,900           128,115
     Malaysia Airports Holdings Berhad ..............................        799,300         1,641,544
     Malaysia Building Society Berhad ...............................        768,874           439,363
    *Malaysian Airlines System Berhad ...............................      1,874,166           891,515
     Malaysian Bulk Carriers Berhad .................................        735,623           445,456
    *Malaysian Pacific Industries Berhad ............................        180,925           193,554
     Malaysian Resources Corp. Berhad ...............................      3,856,500         2,517,844
     Mamee Double Decker Berhad .....................................         79,000           111,101
    *Maxis Berhad ...................................................      1,312,615         2,282,672
     MBM Resources Berhad ...........................................        237,600           242,175
     Media Prima Berhad .............................................      1,577,720         1,299,873
     Mega First Corp. Berhad ........................................        145,000            72,910
     Metro Kajang Holdings Berhad ...................................         36,151            17,695
     MISC Berhad ....................................................      1,237,960         2,806,813
    *MK Land Holdings Berhad ........................................        997,300           104,234
     MMC Corp. Berhad ...............................................      1,904,200         1,664,762
     MNRB Holdings Berhad ...........................................        188,600           179,356
    *Mudajaya Group Berhad ..........................................        489,133           370,660
     Muhibbah Engineering Berhad ....................................      1,077,300           422,808
    *Mulpha International Berhad ....................................      3,988,200           521,349
     Naim Holdings Berhad ...........................................        262,700           163,764
     NCB Holdings Berhad ............................................         89,900           109,356
     Nestle (Malaysia) Berhad .......................................         65,100         1,068,299
     Notion VTEC Berhad .............................................        254,830           139,813
     NTPM Holdings Berhad ...........................................        669,600           110,998
     Nylex (Malaysia) Berhad ........................................        104,843            19,758
     Oriental Holdings Berhad .......................................        461,840           667,764
     OSK Holdings Berhad ............................................      1,196,532           670,849
     P.I.E. Industrial Berhad .......................................         54,600            62,920
     Padini Holdings Berhad .........................................        150,400            50,649
    *Pan Malaysia Cement Works Berhad ...............................        547,600            16,069
     Panasonic Manufacturing Malaysia Berhad ........................         50,700           324,376
     Paramount Corp. Berhad .........................................        375,260           210,550
     Parkson Holdings Berhad ........................................        715,255         1,298,420
     PBA Holdings Berhad ............................................        172,500            54,930
     Pelikan International Corp. Berhad .............................        410,610           112,561
    *Perisai Petroleum Teknologi Berhad .............................      1,038,900           219,189
    *Perwaja Holdings Berhad ........................................         56,700            15,084
     Petronas Dagangan Berhad .......................................        226,900         1,200,357
     Petronas Gas Berhad ............................................        689,908         2,935,427
    *Pharmaniaga Berhad .............................................         14,574            24,559
     PJ Development Holdings Berhad .................................        440,000           105,559
     Plus Expressways Berhad ........................................        723,600         1,041,493
     POS Malaysia Berhad ............................................        756,200           685,206
     PPB Group Berhad ...............................................        902,600         4,998,769
     Press Metal Berhad .............................................        345,300           215,975
     Protasco Berhad ................................................        260,000            82,285
     Proton Holdings Berhad .........................................        923,600           803,473
     Public Bank Berhad Foreign Market Shares .......................        395,700         1,634,721

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     *Puncak Niaga Holding Berhad ...................................        228,860   $        91,818
      QL Resources Berhad ...........................................        625,840           580,556
      QSR Brands Berhad .............................................         39,000            72,089
     *Ramunia Holdings Berhad .......................................        904,196           116,277
      RCE Capital Berhad ............................................        560,300            86,084
      RHB Capital Berhad ............................................      1,025,644         2,564,692
      Salcon Berhad .................................................        220,600            37,765
      SapuraCrest Petroleum Berhad ..................................        751,100           987,784
      Sarawak Oil Palms Berhad ......................................        165,760           227,725
      Scientex Berhad ...............................................        135,164           102,704
     *Scomi Group Berhad ............................................      2,749,100           267,349
     *Scomi Marine Berhad ...........................................         53,500             6,474
      Selangor Dredging Berhad ......................................        366,400            85,595
      Selangor Properties Berhad ....................................          5,800             6,296
      Shangri-La Hotels Malaysia Berhad .............................        297,200           232,410
      Shell Refining Co. Federation of Malaysia Berhad ..............        215,000           672,408
      SHL Consolidated Berhad .......................................        202,800            90,647
      Sime Darby Berhad .............................................      2,352,324         6,785,695
      Sino Hua-An International Berhad ..............................        939,700            79,000
      SP Setia Berhad ...............................................      2,100,350         2,620,675
      Star Publications (Malaysia) Berhad ...........................        645,200           672,344
      Subur Tiasa Holdings Berhad ...................................        118,860            90,868
     *Sunway Berhad .................................................      1,437,270         1,091,538
      Supermax Corp. Berhad .........................................        507,975           609,894
     *Supportive International Holdings Berhad ......................         41,300             4,347
      Suria Capital Holdings Berhad .................................        198,450           102,848
      Ta Ann Holdings Berhad ........................................        369,372           596,724
      TA Enterprise Berhad ..........................................      3,331,800           636,274
      TA Global Berhad ..............................................      1,295,940           125,628
      Tan Chong Motor Holdings Berhad ...............................        786,700         1,147,856
      TDM Berhad ....................................................        385,200           373,100
     *Tebrau Teguh Berhad ...........................................        919,400           216,204
      Telekom Malaysia Berhad .......................................      1,606,100         2,211,629
      Tenaga Nasional Berhad ........................................      2,400,581         4,656,291
      TH Plantations Berhad .........................................        367,700           250,323
      Three-A Resources Berhad ......................................        168,300            68,715
     *Time Dotcom Berhad ............................................      4,171,500           839,125
      Time Engineering Berhad .......................................        479,000            40,111
      Top Glove Corp. Berhad ........................................        699,580           971,313
      Tradewinds (Malaysia) Berhad ..................................        325,700           937,794
      Tradewinds Corp. Berhad .......................................        542,500           141,973
      TRC Synergy Berhad ............................................        384,192            79,743
     *Trinity Corp. Berhad ..........................................        700,000            13,483
      TSH Resources Berhad ..........................................        371,100           381,142
      UAC Berhad ....................................................         22,764            21,944
      Uchi Technologies Berhad ......................................        315,500           127,938
     *UEM Land Holdings Berhad ......................................      1,962,245         1,395,041
      UMW Holdings Berhad ...........................................      1,085,606         2,339,182
      Unico-Desa Plantations Berhad .................................        983,693           348,633
      Unisem (Malaysia) Berhad ......................................      1,122,020           455,791
      United Malacca Berhad .........................................        158,350           344,407
      United Plantations Berhad .....................................        118,000           667,889
      United U-Li Corp. Berhad ......................................        128,300            32,990
      VS Industry Berhad ............................................        167,208            73,779
      Wah Seong Corp. Berhad ........................................        845,012           583,071
      WCT Berhad ....................................................      2,087,300         1,758,279
      Wing Tai Malaysia Berhad ......................................        286,900           148,909
      WTK Holdings Berhad ...........................................        601,250           277,366
      YNH Property Berhad ...........................................        951,199           536,955
      YTL Cement Berhad .............................................         55,300            82,288
      YTL Corp. Berhad ..............................................      7,911,670         3,813,534

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     YTL e-Solutions Berhad .........................................        713,500   $       204,121
    *YTL Land & Development Berhad ..................................        574,100           230,961
     YTL Power International Berhad .................................      3,515,554         2,175,933
    *Zelan Berhad ...................................................        553,600            69,549
     Zhulian Corp Berhad ............................................         70,266            38,802
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                      200,386,856
                                                                                       ---------------
MEXICO -- (4.1%)
    #Alfa S.A.B. de C.V. Series A ...................................        863,108         9,964,568
     Alsea de Mexico S.A.B. de C.V. .................................      1,021,288         1,056,769
     America Movil S.A.B. de C.V. Series L ..........................      4,095,750         5,206,123
    #America Movil S.A.B. de C.V. Series L ADR ......................      1,214,537        30,873,531
    #Arca Continental S.A.B. de C.V. ................................      1,813,758         8,608,103
   #*Axtel S.A.B. de C.V. ...........................................      1,694,657           555,688
   #*Bio Pappel S.A.B. de C.V. ......................................         38,300            17,071
    #Bolsa Mexicana de Valores S.A. de C.V. .........................        991,420         1,620,998
   #*Carso Infraestructura y Construccion S.A.B. de C.V. ............      1,826,737         1,095,192
   #*Cementos de Mexico S.A.B de C.V. Series B ......................        185,196            80,876
   #*Cemex S.A.B. de C.V. Sponsored ADR .............................      2,223,241         9,715,563
    #Cia Minera Autlan S.A.B. de C.V. Series B ......................        245,100           254,719
     Coca-Cola Femsa S.A.B. de C.V. Series L ........................        101,500           912,792
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR ...................         56,633         5,071,485
    #Compartamos S.A.B. de C.V. .....................................      1,439,680         2,225,363
     Consorcio ARA S.A.B. de C.V. Series * ..........................      1,953,300           534,970
    *Controladora Comercial Mexicana S.A.B. de C.V. Series B ........      1,202,050         1,736,284
    *Corp Actinver S.A.B. de C.V. ...................................          3,200             2,521
    *Corporacion GEO S.A.B. de C.V. Series B ........................      1,021,700         1,409,849
   #*Corporacion Interamericana de Entramiento S.A.B. de C.V.
        Series B ....................................................        222,600            99,884
     Corporacion Moctezuma S.A.B. de C.V. Series * ..................        392,200           876,395
   #*Desarrolladora Homex S.A.B. de C.V. ............................        703,200         1,762,353
   #*Desarrolladora Homex S.A.B. de C.V. ADR ........................         24,982           373,731
    *Dine S.A.B. de C.V. ............................................          7,300             2,985
    #El Puerto de Liverpool S.A.B. de C.V. Series C-1 ...............        153,700         1,049,501
    *Empresas ICA S.A.B. de C.V. ....................................        537,200           718,712
    *Empresas ICA S.A.B. de C.V. Sponsored ADR ......................        268,099         1,428,968
   #*Financiera Independencia S.A.B. de C.V. ........................        246,788           118,515
     Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR ........        331,293        22,213,196
    *Genomma Lab Internacional S.A.B. de C.V. Series B ..............        593,200         1,216,044
   #*Gruma S.A.B. de C.V. ADR .......................................          6,300            49,077
   #*Gruma S.A.B. de C.V. Series B ..................................      1,017,230         1,989,121
     Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ............        431,000           724,748
    *Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR ............        110,917         3,844,383
     Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B .......         37,900           132,068
     Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR .............         19,949         1,149,062
    #Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B ........        502,600         2,891,826
     Grupo Carso S.A.B. de C.V. Series A-1 ..........................      1,235,288         3,184,850
   #*Grupo Cementos de Chihuahua S.A.B. de C.V. .....................        211,154           659,114
   #*Grupo Comercial Chedraui S.A .de C.V. ..........................        120,727           290,788
    #Grupo Elektra S.A. de C.V. .....................................         90,576         6,979,864
    *Grupo Famsa S.A.B. de C.V. Series A ............................        274,986           246,367
    #Grupo Financiero Banorte S.A.B. de C.V. Series O ...............      3,114,076        10,620,151
     Grupo Financiero Inbursa S.A.B. de C.V. Series O ...............      4,020,110         8,624,217
     Grupo Gigante S.A.B. de C.V. Series B ..........................         41,000            66,144
     Grupo Herdez S.A.B. de C.V. Series * ...........................        515,798           947,455
     Grupo Industrial Bimbo S.A.B. de C.V. Series A-1 ...............      2,722,774         5,597,960
     Grupo Industrial Maseca S.A.B. de C.V. Series B ................         44,200            49,052
   #*Grupo Industrial Saltillo S.A.B. de C.V. .......................         58,600            56,283
     Grupo Kuo S.A.B. de C.V. Series B ..............................        191,500           251,463
    *Grupo Mexicano de Desarrollo S.A.B. de C.V. ....................         13,000             7,794
    #Grupo Mexico S.A.B. de C.V. Series B ...........................      4,804,019        13,326,674
    #Grupo Modelo S.A.B. de C.V. Series C ...........................        810,582         5,156,535

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
MEXICO -- (Continued)
    *Grupo Simec S.A. de C.V. Series B ..............................        271,500   $       606,072
     Grupo Televisa S.A.B. ..........................................        429,800         1,837,946
    #Grupo Televisa S.A.B. Sponsored ADR ............................        617,890        13,179,594
   #*Impulsora del Desarrollo y El Empleo en America Latina S.A.B.
        de C.V. .....................................................      1,829,087         2,680,428
     Industrias Bachoco S.A.B. de C.V. Series B .....................         31,375            58,268
     Industrias Bachoco S.A.B. de C.V. Sponsored ADR ................          4,360            97,446
   #*Industrias CH S.A.B. de C.V. Series B ..........................        739,160         2,406,000
    #Industrias Penoles S.A.B. de C.V. ..............................        118,815         4,814,294
    *Inmuebles Carso S.A.B. de C.V. Series B-1 ......................      1,359,425         1,035,354
     Kimberly Clark de Mexico S.A.B. de C.V. Series A ...............        601,756         3,424,866
    *Maxcom Telecomunicaciones S.A.B. de C.V. .......................          6,900             1,346
    *Megacable Holdings S.A.B. de C.V. ..............................        180,485           379,063
    *Mexichem S.A.B. de C.V. Series * ...............................      1,582,379         5,432,118
   #*Minera Frisco S.A.B. de C.V. Series A-1 ........................      1,010,100         3,971,580
   #*Organizacion Soriana S.A.B. de C.V. Series B ...................      2,406,990         5,237,691
    *Promotora y Operadora de Infraestructura S.A.B de C.V. .........        302,252         1,220,166
    *Qualitas Cia de Seguros S.A. de C.V. ...........................        169,259           134,625
   #*Sare Holding S.A.B. de C.V. ....................................        449,700            43,192
     Telefonos de Mexico S.A.B. de C.V. Series L ....................        105,800            82,960
     Telefonos de Mexico S.A.B. de C.V. Series L Sponsored ADR ......        278,425         4,354,567
    #TV Azteca S.A.B. de C.V. .......................................      2,941,361         1,781,105
   #*Urbi Desarrollos Urbanos S.A.B. de C.V. ........................      1,357,484         1,730,596
   #*Vitro S.A.B. de C.V. Series A ..................................        193,764           166,474
    #Wal-Mart de Mexico S.A.B. de C.V. Series V .....................      3,653,428         9,430,324
                                                                                       ---------------
TOTAL MEXICO ........................................................                      241,753,820
                                                                                       ---------------
PERU -- (0.2%)
    #Cia de Minas Buenaventura S.A. ADR .............................         88,700         3,630,491
     Credicorp, Ltd. ................................................         75,726         8,237,474
                                                                                       ---------------
TOTAL PERU ..........................................................                       11,867,965
                                                                                       ---------------
PHILIPPINES -- (1.2%)
     A. Soriano Corp. ...............................................        818,000            62,963
     Aboitiz Equity Ventures, Inc. ..................................      3,382,600         3,228,711
     Aboitiz Power Corp. ............................................      3,294,100         2,272,250
     Alliance Global Group, Inc. ....................................     13,593,200         3,328,071
    *Atlas Consolidated Mining & Development Corp. ..................      1,211,100           549,303
     Ayala Corp. Series A ...........................................        443,115         3,163,591
     Ayala Land, Inc. ...............................................      7,404,820         2,775,710
     Banco de Oro Unibank, Inc. .....................................      2,868,930         3,748,316
     Bank of the Philippine Islands .................................      2,283,963         3,084,353
    *Belle Corp. ....................................................      7,196,000           633,825
     China Banking Corp. ............................................         27,354           253,754
    *CitisecOnline.com, Inc. ........................................         37,600            13,737
    *Cyber Bay Corp. ................................................      3,846,000            72,941
    *Digital Telecommunications Philippines., Inc. ..................      4,100,000           152,547
    *DMCI Holdings, Inc. ............................................      1,962,100         1,770,686
    *Empire East Land Holdings, Inc. ................................      4,900,000            69,163
     Energy Development Corp. .......................................     10,020,500         1,421,712
     Filinvest Development Corp. ....................................      1,064,251            96,369
     Filinvest Land, Inc. ...........................................     44,865,687         1,195,141
    *First Gen Corp. ................................................      2,823,200           915,043
     First Philippines Holdings Corp. ...............................        950,020         1,155,481
    *Global Estate Resorts, Inc. ....................................      3,895,000           192,943
    *Globe Telecom, Inc. ............................................         67,540         1,430,526
    *International Container Terminal Services, Inc. ................      1,553,800         2,006,055
     JG Summit Holdings, Inc. .......................................        341,100           203,592
     Jollibee Foods Corp. ...........................................        554,915         1,174,165
    *Lepanto Consolidated Mining Co. Series B .......................     11,392,207           368,515
     Lopez Holdings Corp. ...........................................      8,207,900           899,573
     Manila Electric Co. ............................................        259,330         1,461,697

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
PHILIPPINES -- (Continued)
     Manila Water Co., Inc. .........................................      1,686,200   $       764,905
     Megaworld Corp. ................................................     32,579,600         1,414,324
     Metro Bank & Trust Co. .........................................      2,853,642         4,718,709
    *Metro Pacific Corp. Series A ...................................        225,000            10,977
     Metro Pacific Investments Corp. ................................     19,646,000         1,494,061
    *Pepsi-Cola Products Philippines, Inc. ..........................      2,267,000           108,638
     Philex Mining Corp. ............................................        770,250           436,529
     Philippine Long Distance Telephone Co. .........................          9,640           537,754
    #Philippine Long Distance Telephone Co. Sponsored ADR ...........         38,300         2,127,182
    *Philippine National Bank .......................................        980,740         1,239,327
     Philippine Stock Exchange, Inc. ................................         10,200            54,554
     PhilWeb Corp. ..................................................        872,000           310,242
     Rizal Commercial Banking Corp. .................................        777,519           569,452
     Robinson's Land Corp. Series B .................................      5,649,950         1,635,960
     San Miguel Corp. ...............................................        944,720         2,518,999
     Security Bank Corp. ............................................        763,032         1,550,014
     Semirara Mining Corp. ..........................................        218,450         1,083,982
     Shang Properties, Inc. .........................................        174,286             7,763
     SM Development Corp. ...........................................      3,741,175           692,788
     SM Investments Corp. ...........................................        228,670         2,961,399
     SM Prime Holdings, Inc. ........................................      9,823,426         2,976,822
     Southeast Asia Cement Holdings, Inc. ...........................      4,981,000           168,182
     Union Bank of Philippines ......................................        388,700           553,831
     Universal Robina Corp. .........................................      2,988,800         3,279,932
     Vista Land & Lifescapes, Inc. ..................................      8,489,700           592,950
                                                                                       ---------------
TOTAL PHILIPPINES ...................................................                       69,510,009
                                                                                       ---------------
POLAND -- (1.4%)
     Agora SA .......................................................        128,974           596,460
     Amica Wronki SA ................................................          7,253            68,778
    *AmRest Holdings SE .............................................         33,312           704,453
     Apator SA ......................................................         24,049           133,656
     Asseco Poland SA ...............................................        192,161         3,003,673
     ATM SA .........................................................         23,413            51,160
     Bank Handlowy w Warszawie SA ...................................         71,422         1,680,387
     Bank Millennium SA .............................................        996,861         1,378,991
     Bank Pekao SA ..................................................        110,196         5,102,118
    *Bank Przemyslowo Handlowy BPH SA ...............................          4,634            69,273
    *Barlinek SA ....................................................         72,057            27,046
    *Bioton SA ......................................................      8,698,900           219,289
    *BOMI SA ........................................................         24,202            32,080
    *Boryszew SA ....................................................      2,512,699           637,091
    *BRE Bank SA ....................................................         25,581         2,195,211
     Budimex SA .....................................................         16,560           415,145
    *CD Projekt Red SA ..............................................        146,716           250,612
    *Cersanit-Krasnystaw SA .........................................        246,697           349,456
    *Ciech SA .......................................................         92,060           395,993
    *Cinema City International NV ...................................         26,503           232,780
    *City Interactive SA ............................................          6,062            47,762
    *Colian SA ......................................................          9,504             7,907
    *ComArch SA .....................................................          5,517            87,946
    *Cyfrowy Polsat SA ..............................................        116,049           539,418
     Debica SA ......................................................          8,082           146,905
     Decora SA ......................................................          5,510            15,814
     Dom Development SA .............................................          9,946            90,287
    *Dom Maklerski IDM SA ...........................................        412,517           207,639
    *Echo Investment SA .............................................        655,616           766,752
     Elektrobudowa SA ...............................................          2,716            89,493
    *Elstar Oils SA .................................................         31,097            63,186
     Emperia Holding SA .............................................         25,663           908,981
     Enea SA ........................................................        249,570         1,487,735

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
POLAND -- (Continued)
    *Energomontaz Poludnie SA .......................................         14,733   $        11,530
     Eurocash SA ....................................................         99,778           797,657
     Fabryki Mebli Forte SA .........................................         20,079            53,026
     Famur SA .......................................................         50,159            42,246
    *Farmacol SA ....................................................         34,487           249,741
    *Ferrum SA ......................................................         15,630            51,076
    *Gant Development SA ............................................         35,903            91,708
    *Getin Holding SA ...............................................        827,442         2,210,748
     Grupa Kety SA ..................................................         20,572           686,370
    *Grupa Lotos SA .................................................        187,888         1,686,722
    *Hydrobudowa Polska SA ..........................................        164,537            44,225
     Impexmetal SA ..................................................        174,925           203,392
     ING Bank Slaski SA .............................................          4,516         1,096,544
    *Inter Cars SA ..................................................          1,283            33,788
    *JW Construction Holding SA .....................................         22,563            53,078
    *Kernel Holding SA ..............................................         69,763         1,502,152
     KGHM Polska Miedz SA ...........................................        213,273        10,296,691
    *Koelner SA .....................................................         14,359            59,587
    *Kopex SA .......................................................         75,793           433,961
     Kredyt Bank SA .................................................         93,037           423,541
    *LC Corp. SA ....................................................        512,734           173,264
     LPP SA .........................................................            891           576,726
    *Lubelski Wegiel Bogdanka SA ....................................         60,485         2,067,004
    *MCI Management SA ..............................................         84,292           116,880
    *Mercor SA ......................................................          2,734             7,358
    *MNI SA .........................................................        192,290           111,754
    *Mondi Packaging Paper Swiecie SA ...............................         18,925           430,876
     Mostostal Warszawa SA ..........................................         10,158            80,060
     Mostostal Zabrze Holding SA ....................................        168,586            75,245
    *Netia Holdings SA ..............................................        733,507         1,247,318
     NFI Empik Media & Fashion SA ...................................         55,103           167,591
     NG2 SA .........................................................         20,090           276,856
    *Noble Bank SA ..................................................         35,956            55,282
    *Orbis SA .......................................................         60,537           773,055
     PBG SA .........................................................         16,510           449,589
     Pekaes SA ......................................................         15,818            33,867
    *Petrolinvest SA ................................................        184,603           174,693
    *Pfleiderer Grajewo SA ..........................................         55,729           154,492
     PGE SA .........................................................        806,565         4,961,688
     Polimex-Mostostal SA ...........................................      1,288,352           653,851
    *Polish Energy Partners SA ......................................         29,690           233,672
     Polnord SA .....................................................         25,251           118,187
     Polska Grupa Farmaceutyczna SA .................................         19,581           198,183
    *Polska Grupa Odlewnicza SA .....................................         10,031             2,744
    *Polski Koncern Miesny Duda SA ..................................        373,841            92,490
    *Polski Koncern Naftowy Orlen SA ................................        662,555         8,181,321
     Polskie Gornictwo Naftowe I Gazownictwo SA .....................      1,767,267         2,195,291
     Powszechna Kasa Oszczednosci Bank Polski SA ....................        429,800         4,888,354
    *Powszechny Zaklad Ubezpieczen SA ...............................         38,972         4,127,446
     Raciborska Fabryka Kotlow SA ...................................        110,919           300,876
     Sniezka SA .....................................................          9,541            83,269
    *Stalexport SA ..................................................        209,801            77,691
     Stalprodukt SA .................................................          4,234           405,950
     Stalprofil SA ..................................................          1,188             6,320
    *Sygnity SA .....................................................         57,669           331,199
     Synthos SA .....................................................      1,401,209         1,857,434
     Telekomunikacja Polska SA ......................................        731,489         3,878,888
    *Trakcja-Tiltra SA ..............................................        114,358            60,034
     TVN SA .........................................................        155,325           620,170
    *Vistula Group SA ...............................................         81,530            26,104
     Zaklady Azotowe Pulawy SA ......................................         15,173           453,098

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
POLAND -- (Continued)
    *Zaklady Azotowe w Tarnowie-Moscicach SA ........................         59,504   $       573,328
    *Zaklady Chemiczne Police SA ....................................          6,171            22,100
     Zaklady Tluszcowe Kruszwica SA .................................          4,721           103,531
    *Zamet Industry SA ..............................................         10,031             3,879
     Zelmer SA ......................................................         11,142            91,396
                                                                                       ---------------
TOTAL POLAND ........................................................                       83,551,664
                                                                                       ---------------
RUSSIA -- (3.5%)
    *Eurasia Drilling Co., Ltd. GDR .................................         43,842         1,026,818
    *Evraz Group SA GDR .............................................        189,065         3,349,057
     Federal Hydrogenerating Co. ADR ................................      2,147,291         8,059,459
     Gazprom OAO Sponsored ADR ......................................      6,598,961        76,497,543
     Gazpromneft JSC Sponsored ADR ..................................        286,585         5,968,588
     Globaltrans Investment P.L.C. Sponsored GDR ....................         65,413         1,000,695
    *Integra Group Holdings GDR .....................................        189,363           358,092
     Lukoil OAO Sponsored ADR .......................................        728,785        42,212,084
     Magnitogorsk Iron & Steel Works Sponsored GDR ..................        239,106         1,470,209
   #*Mechel Sponsored ADR ...........................................        233,890         3,073,315
     MMC Norilsk Nickel JSC ADR .....................................        479,301         9,346,784
     Novolipetsk Steel OJSC GDR .....................................         95,703         2,590,813
     Novorossiysk Sea Trade Port GDR ................................        110,695           890,185
    *PIK Group GDR ..................................................        212,654           627,037
    *Polymetal JSC GDR ..............................................        175,796         2,851,146
     Rosneft Oil Co. GDR ............................................      1,150,552         8,152,361
     Severstal OAO GDR ..............................................        223,480         3,263,991
     Surgutneftegas Sponsonsored ADR ................................      1,133,260         9,718,164
     Tatneft Sponsored ADR ..........................................        111,215         3,285,057
     TMK OAO GDR ....................................................         92,328         1,188,265
     Uralkali OJSC ..................................................        152,155         6,556,642
     VimpelCom, Ltd. Sponsored ADR ..................................        623,151         6,842,198
     VTB Bank OJSC GDR ..............................................      1,009,757         4,826,366
    *X5 Retail Group NV GDR .........................................         87,543         2,623,622
                                                                                       ---------------
TOTAL RUSSIA ........................................................                      205,778,491
                                                                                       ---------------
SOUTH AFRICA -- (7.3%)
     ABSA Group, Ltd. ...............................................        669,154        12,003,432
     Acucap Properties, Ltd. ........................................        156,239           763,373
     Adcock Ingram Holdings, Ltd. ...................................        280,602         2,201,516
     Adcorp Holdings, Ltd. ..........................................        159,677           521,594
     Advtech, Ltd. ..................................................        670,827           497,301
     AECI, Ltd. .....................................................        334,829         3,210,461
     Afgri, Ltd. ....................................................        969,873           635,155
     African Bank Investments, Ltd. .................................      1,454,757         6,296,677
    #African Oxygen, Ltd. ...........................................        335,785           703,487
     African Rainbow Minerals, Ltd. .................................        247,751         5,688,849
     Allied Electronics Corp., Ltd. .................................        106,071           316,432
     Allied Technologies, Ltd. ......................................        127,696           857,850
    #Anglo American Platinum Corp., Ltd. ............................         61,831         4,482,922
     AngloGold Ashanti, Ltd. ........................................          6,997           321,225
    #AngloGold Ashanti, Ltd. Sponsored ADR ..........................        271,047        12,254,035
     ArcelorMittal South Africa, Ltd. ...............................        323,027         2,760,040
     Argent Industrial, Ltd. ........................................        135,199           102,565
     Aspen Pharmacare Holdings, Ltd. ................................        331,615         3,930,215
     Assore, Ltd. ...................................................         74,534         2,035,067
     Astral Foods, Ltd. .............................................         88,383         1,333,544
     Aveng, Ltd. ....................................................      1,043,086         4,845,666
     AVI, Ltd. ......................................................        843,330         3,691,209
     Avusa, Ltd. ....................................................        140,014           404,674
     Barloworld, Ltd. ...............................................        606,518         4,987,515
     Basil Read Holdings, Ltd. ......................................        107,484           186,616
    *Bell Equipment, Ltd. ...........................................        121,325           222,724

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
     Bidvest Group, Ltd. ............................................        394,844   $     7,820,428
     Blue Label Telecoms, Ltd. ......................................        766,999           543,834
     Brait SE .......................................................        706,897         1,686,931
     Business Connexion Group, Ltd. .................................        245,098           162,302
    *Business Connexion Group, Ltd. Series A ........................         14,855             1,235
     Capital Property Fund ..........................................        123,493           138,071
     Capitec Bank Holdings, Ltd. ....................................         58,728         1,344,340
     Cashbuild, Ltd. ................................................         55,299           714,678
     Caxton & CTP Publishers & Printers, Ltd. .......................        348,066           657,372
     Ceramic Industries, Ltd. .......................................          9,393           119,286
     Cipla Medpro South Africa, Ltd. ................................      1,083,950           916,015
     City Lodge Hotels, Ltd. ........................................         61,465           489,419
     Clicks Group, Ltd. .............................................        421,281         2,198,763
     Coronation Fund Managers, Ltd. .................................        426,482         1,209,424
     Data Tec, Ltd. .................................................        523,210         2,642,576
     Datacentrix Holdings, Ltd. .....................................        127,775            70,712
    *Delta EMD, Ltd. ................................................         28,740            26,769
     Discovery Holdings, Ltd. .......................................        502,977         2,629,052
     Distell Group, Ltd. ............................................         96,572           870,436
    *Distribution & Warehousing Network, Ltd. .......................        161,277            89,397
     Dorbyl, Ltd. ...................................................         16,666             5,857
    #DRDGOLD, Ltd. ..................................................      1,312,919           873,197
     ElementOne, Ltd. ...............................................         90,000           133,262
    *EOH Holdings, Ltd. .............................................        132,512           379,532
     Eqstra Holdings, Ltd. ..........................................        357,867           327,974
    *Evraz Highveld Steel & Vanadium, Ltd. ..........................         35,483           168,836
     Exxaro Resources, Ltd. .........................................        205,983         4,612,663
     Famous Brands, Ltd. ............................................         81,827           444,291
     FirstRand, Ltd. ................................................      4,195,388        10,388,268
    *Foschini Group, Ltd. (The) .....................................        352,444         4,425,778
     Gijima Group, Ltd. .............................................      1,040,416            87,502
     Gold Fields, Ltd. ..............................................         64,532         1,119,084
     Gold Fields, Ltd. Sponsored ADR ................................      1,511,177        26,339,815
     Grindrod, Ltd. .................................................      1,146,270         2,170,688
    #Group Five, Ltd. ...............................................        278,284           801,097
     Growthpoint Properties, Ltd. ...................................      2,399,761         5,545,789
     Harmony Gold Mining Co., Ltd. ..................................        234,622         3,068,643
     Harmony Gold Mining Co., Ltd. Sponsored ADR ....................        745,909         9,793,785
     Hudaco Industries, Ltd. ........................................         81,328           810,330
    *Hulamin, Ltd. ..................................................        198,418           184,717
     Iliad Africa, Ltd. .............................................        328,691           219,359
     Illovo Sugar, Ltd. .............................................        598,095         1,995,689
     Impala Platinum Holdings, Ltd. .................................        701,181        16,038,408
     Imperial Holdings, Ltd. ........................................        511,777         7,574,689
     Investec, Ltd. .................................................        415,736         2,544,066
     JD Group, Ltd. .................................................        494,568         2,768,107
     JSE, Ltd. ......................................................        189,306         1,671,304
     Kagiso Media, Ltd. .............................................         17,438            37,718
     Kap International Holdings, Ltd. ...............................        308,543            95,317
     Kumba Iron Ore, Ltd. ...........................................         49,041         2,886,248
     Lewis Group, Ltd. ..............................................        326,976         3,113,537
     Liberty Holdings, Ltd. .........................................        349,737         3,573,458
    *Life Healthcare Group Holdings, Ltd. ...........................        771,491         1,849,892
     Massmart Holdings, Ltd. ........................................        119,270         2,383,925
     Mediclinic International, Ltd. .................................        781,725         3,422,384
     Merafe Resources, Ltd. .........................................      3,359,356           404,074
     Metair Investments, Ltd. .......................................        269,642           572,496
    *Metorex, Ltd. ..................................................        574,555           588,597
     MMI Holdings, Ltd. .............................................      2,542,711         5,456,016
     Mondi, Ltd. ....................................................        305,058         2,371,165
    *Mpact, Ltd. ....................................................        341,517           591,753

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
     Mr. Price Group, Ltd. ..........................................        311,970   $     2,991,346
     MTN Group, Ltd. ................................................      1,317,250        23,074,097
     Murray & Roberts Holdings, Ltd. ................................        650,654         1,957,536
    *Mvelaphanda Group, Ltd. ........................................        660,924           275,557
    *Mvelaserve, Ltd. ...............................................        157,875           208,695
    *Nampak, Ltd. ...................................................      1,885,148         5,277,979
     Naspers, Ltd. Series N .........................................        358,511        17,328,356
     Nedbank Group, Ltd. ............................................        354,952         6,279,892
     Network Healthcare Holdings, Ltd. ..............................      1,418,017         2,457,971
     Northam Platinum, Ltd. .........................................        432,899         1,680,945
     Nu-World Holdings, Ltd. ........................................         23,372            52,311
     Oceana Group, Ltd. .............................................         75,475           404,262
    *Omnia Holdings, Ltd. ...........................................        167,759         1,671,913
    #Palabora Mining Co., Ltd. ......................................         50,701           741,572
     Peregrine Holdings, Ltd. .......................................        420,500           565,113
    *Petmin, Ltd. ...................................................        129,835            45,240
     Pick'n Pay Stores, Ltd. ........................................        226,244         1,140,336
     Pioneer Foods, Ltd. ............................................        172,659         1,379,475
     Pretoria Portland Cement Co., Ltd. .............................        775,345         2,330,493
     PSG Group, Ltd. ................................................        549,665         3,430,802
     Rainbow Chicken, Ltd. ..........................................         66,901           131,501
     Raubex Group, Ltd. .............................................        220,889           361,498
     Resilient Property Income Fund, Ltd. ...........................        407,345         1,752,105
     Reunert, Ltd. ..................................................        334,239         2,640,588
     Sanlam, Ltd. ...................................................      4,330,404        16,159,912
     Santam, Ltd. ...................................................         85,052         1,525,818
    *Sappi, Ltd. ....................................................        816,703         2,376,336
    *Sappi, Ltd. Sponsored ADR ......................................        399,244         1,177,770
     Sasol, Ltd. ....................................................         74,467         3,370,248
     Sasol, Ltd. Sponsored ADR ......................................        615,418        27,841,510
     SecureData Holdings, Ltd. ......................................        201,602            13,973
    *Sentula Mining, Ltd. ...........................................      1,597,204           433,200
     Shoprite Holdings, Ltd. ........................................        431,604         6,389,812
    *Spar Group, Ltd. (The) .........................................        250,766         3,057,482
     Spur Corp., Ltd. ...............................................        254,069           434,278
     Standard Bank Group, Ltd. ......................................      1,461,213        18,085,389
     Stefanutti Stocks Holdings, Ltd. ...............................         97,890           140,768
    #Steinhoff International Holdings, Ltd. .........................      3,044,148         9,205,177
     Sun International, Ltd. ........................................        141,845         1,525,445
    *Super Group, Ltd. ..............................................      6,900,224           756,064
     Telkom South Africa, Ltd. ......................................        550,687         2,117,154
    #Telkom South Africa, Ltd. Sponsored ADR ........................         24,334           374,014
     Tiger Brands, Ltd. .............................................        174,985         5,041,405
     Tongaat-Hulett, Ltd. ...........................................        231,889         2,670,762
    *Trans Hex Group, Ltd. ..........................................         55,148            20,756
     Trencor, Ltd. ..................................................        264,343         1,110,349
     Truworths International, Ltd. ..................................        429,292         4,347,962
     Tsogo Sun Holdings, Ltd. .......................................        238,622           491,582
     Value Group, Ltd. ..............................................         95,008            49,087
    *Village Main Reef, Ltd. ........................................        719,512           139,536
     Vodacom Group, Ltd. ............................................        239,680         2,705,577
     Vukile Property Fund, Ltd. .....................................        312,239           575,969
    *Wesizwe Platinum, Ltd. .........................................        453,480            85,169
    *Wilson Bayly Holme-Ovcon, Ltd. .................................        125,824         1,706,226
     Woolworths Holdings, Ltd. ......................................      1,324,745         6,755,924
     Zeder Investments, Ltd. ........................................        147,603            46,997
                                                                                       ---------------
TOTAL SOUTH AFRICA ..................................................                      430,335,728
                                                                                       ---------------
SOUTH KOREA -- (13.7%)
     Aekyung Petrochemical Co., Ltd. ................................         11,876           310,763
     Amorepacific Corp. .............................................          3,239         3,665,983

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     Amorepacific Group .............................................          7,068   $     1,546,089
    *Artone Paper Manufacturing Co., Ltd. ...........................          1,875             3,409
    #Asia Cement Manufacturing Co., Ltd. ............................          7,166           224,175
     Asia Paper Manufacturing Co., Ltd. .............................          3,740            28,708
    *Asiana Airlines, Inc. ..........................................        192,180         1,377,912
    *AUK Corp. ......................................................        101,590           246,962
   #*Baiksan Co., Ltd. ..............................................         30,100            87,379
     Basic House Co., Ltd. (The) ....................................         23,330           345,823
     Bing Grae Co., Ltd. ............................................         14,172           719,696
   #*BNG Steel Co., Ltd. ............................................         23,400           295,744
     Boo Kook Securities Co., Ltd. ..................................          4,620            70,259
     Boryung Pharmaceutical Co., Ltd. ...............................         11,227           179,927
    *BS Financial Group, Inc. .......................................        335,290         3,690,212
     Bu Kwang Pharmaceutical Co., Ltd. ..............................         30,618           490,007
     BYC Co., Ltd. ..................................................            190            26,536
    *Byuck San Corp. ................................................          3,790            62,014
    *Byuck San Engineering & Construction Co., Ltd. .................         10,240             9,733
   #*Capro Corp. ....................................................         30,320           735,192
   #*Charm Engineering Co., Ltd. ....................................         47,540           103,153
     Cheil Industrial, Inc. .........................................         87,181         7,701,131
     Cheil Worldwide, Inc. ..........................................        146,330         2,396,016
   #*Chin Hung International, Inc. ..................................      1,069,873           161,864
     Cho Kwang Leather Co., Ltd. ....................................          6,000            55,551
     Choil Aluminum Manufacturing Co., Ltd. .........................          3,320            25,817
    #Chong Kun Dang Pharmaceutical Corp. ............................         25,604           496,588
     Choongwae Holdings Co., Ltd. ...................................          6,395            16,054
     Chosun Refractories Co., Ltd. ..................................          2,127           121,814
    #CJ CGV Co., Ltd. ...............................................         25,840           596,047
     CJ Cheiljedang Corp. ...........................................         19,595         5,407,547
     CJ Corp. .......................................................         38,986         2,793,121
    *CJ E&M Corp. ...................................................         11,693           382,949
   #*CJ Seafood Corp. ...............................................         46,990           123,635
    *CosmoAM&T Co., Ltd. ............................................         16,910           100,814
    *Cosmochemical Co., Ltd. ........................................         22,170           377,306
     Crown Confectionery Co., Ltd. ..................................          2,236           239,847
     Dae Dong Industrial Co., Ltd. ..................................         27,440            89,037
     Dae Han Flour Mills Co., Ltd. ..................................          2,723           349,231
    #Dae Won Kang Up Co., Ltd. ......................................         69,330           310,126
    #Daechang Co., Ltd. .............................................        172,250           193,405
     Daeduck Electronics Co., Ltd. ..................................         81,120           785,427
     Daeduck Industries Co., Ltd. ...................................         49,370           406,695
     Daegu Department Store Co., Ltd. ...............................         18,340           224,783
    #Daehan City Gas Co., Ltd. ......................................          4,970           125,017
    #Daehan Steel Co., Ltd. .........................................         22,440           115,981
     Daehan Synthetic Fiber Co., Ltd. ...............................          1,234            88,925
    #Dae-Il Corp. ...................................................         28,940           202,464
     Daekyo Co., Ltd. ...............................................         76,070           464,274
    *Daekyung Machinery & Engineering Co., Ltd. .....................         49,420           147,297
    *Daelim Industrial Co., Ltd. ....................................         69,382         6,010,836
     Daelim Trading Co., Ltd. .......................................          3,405            12,316
     Daesang Corp. ..................................................         51,637           646,954
     Daesang Holdings Co., Ltd. .....................................         53,580           184,041
    #Daesung Group Partners Co., Ltd. ...............................          3,000           165,207
    #Daesung Holdings Co., Ltd. .....................................         24,550           158,363
     Daesung Industrial Co., Ltd. ...................................         10,168           286,308
    #Daewon Pharmaceutical Co., Ltd. ................................         12,090            56,883
   #*Daewoo Engineering & Construction Co., Ltd. ....................        227,355         2,085,063
    #Daewoo International Corp. .....................................         51,157         1,492,999
    #Daewoo Securities Co., Ltd. ....................................        521,377         5,020,871
    #Daewoo Shipbuilding & Marine Engineering Co., Ltd. .............        212,300         5,220,590
     Daewoong Co., Ltd. .............................................          2,750            36,073

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    #Daewoong Pharmaceutical Co., Ltd. ..............................         12,405   $       364,174
     Dahaam E-Tec Co., Ltd. .........................................          1,420            23,028
     Daishin Securities Co., Ltd. ...................................        104,510           956,812
    *Daiyang Metal Co., Ltd. ........................................              1                 1
     Daou Technology, Inc. ..........................................         67,040           604,159
     DCM Corp. ......................................................         16,370           133,019
    *DGB Financial Group, Inc. ......................................        309,247         3,892,795
    #Digital Power Communications Co., Ltd. .........................         30,360            44,996
    #Dong Ah Tire Industrial Co., Ltd. ..............................         14,820           117,985
     Dong IL Rubber Belt Co., Ltd. ..................................         37,920           215,439
   #*Dong Yang Gang Chul Co., Ltd. ..................................         83,120           201,772
    #Dong-A Pharmaceutical Co., Ltd. ................................         19,062         1,559,514
    *Dong-Ah Geological Engineering Co., Ltd. .......................          7,210            68,425
     Dongaone Co., Ltd. .............................................         89,360           285,337
     Dongbang Agro Co., Ltd. ........................................          8,450            47,571
    *Dongbang Transport Logistics Co., Ltd. .........................         20,850            69,150
     Dongbu Corp. ...................................................         16,950            72,715
   #*Dongbu HiTek Co., Ltd. .........................................         61,098           445,051
     Dongbu Insurance Co., Ltd. .....................................         64,340         2,708,674
     Dongbu Securities Co., Ltd. ....................................         58,731           218,342
    #Dongbu Steel Co., Ltd. .........................................         64,135           329,395
     Dong-Il Corp. ..................................................          3,658           171,961
    #Dongil Industries Co., Ltd. ....................................          3,240           168,924
     Dongkuk Steel Mill Co., Ltd. ...................................        100,940         2,337,726
    #Dongwha Pharm Co., Ltd. ........................................         49,975           201,025
     Dongwon F&B Co., Ltd. ..........................................          3,000           172,146
    #Dongwon Industries Co., Ltd. ...................................          3,133           465,118
   #*Dongwon Systems Corp. ..........................................        172,620           151,177
    #Dongyang Engineering & Construction Corp. ......................          1,620             7,188
    #Dongyang Mechatronics Corp. ....................................         46,299           604,222
    #Doosan Construction & Engineering Co., Ltd. ....................        123,470           432,352
     Doosan Corp. ...................................................         22,318         2,822,095
     Doosan Heavy Industries & Construction Co., Ltd. ...............         87,730         4,663,182
   #*Doosan Infracore Co., Ltd. .....................................        153,570         2,626,258
   #*DuzonBIzon Co., Ltd. ...........................................         35,380           223,703
    #E1 Corp. .......................................................          6,212           283,921
    *Eagon Industrial Co., Ltd. .....................................          7,180            31,496
    *E-Mart Co., Ltd. ...............................................         28,435         7,428,201
    *Eugene Investment & Securities Co., Ltd. .......................        123,425           372,052
    *F&F Co., Ltd. ..................................................          9,410            63,003
   #*Firstech Co., Ltd. .............................................         58,476            88,056
   #*Foosung Co., Ltd. ..............................................         85,013           609,278
     Fursys, Inc. ...................................................         10,506           262,736
    #Gaon Cable Co., Ltd. ...........................................          3,692            50,835
     GIIR, Inc. .....................................................         13,310           107,604
    #Global & Yuasa Battery Co., Ltd. ...............................         15,030           524,986
     Golden Bridge Investment & Securities Co., Ltd. ................         54,510            61,729
     Grand Korea Leisure Co., Ltd. ..................................         22,970           409,199
    *Green Cross Corp. ..............................................          7,184         1,110,763
    #Green Cross Holdings Corp. .....................................         73,310         1,123,648
    *Green Non-Life Insurance Co., Ltd. .............................         12,735            36,005
     GS Engineering & Construction Corp. ............................         68,970         5,997,984
   #*GS Global Corp. ................................................         28,711           310,369
     GS Holdings Corp. ..............................................        119,070         6,858,634
     Gwangju Shinsegae Co., Ltd. ....................................          1,770           285,201
   #*Hae In Co., Ltd. ...............................................         18,810            85,441
    #Halla Climate Control Corp. ....................................         70,130         1,483,426
    #Halla Engineering & Construction Corp. .........................         37,894           490,693
    #Han Kuk Carbon Co., Ltd. .......................................         56,660           236,101
     Han Yang Securities Co., Ltd. ..................................         18,020           100,419
     Hana Financial Group, Inc. .....................................        431,842        15,426,860

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *Hanall Biopharma Co., Ltd. .....................................         42,330   $       356,059
     Handok Pharmaceuticals Co., Ltd. ...............................          4,370            48,427
     Handsome Co., Ltd. .............................................         38,804           945,790
    #Hanil Cement Co., Ltd. .........................................         10,833           413,456
    *Hanil Construction Co., Ltd. ...................................          3,517            10,779
    #Hanil E-Wha Co., Ltd. ..........................................         58,720           537,439
   #*Hanjin Heavy Industries & Construction Co., Ltd. ...............         88,579         1,567,538
     Hanjin Heavy Industries & Construction Holdings Co., Ltd. ......         33,335           232,364
    #Hanjin Shipping Co., Ltd. ......................................        140,874         1,385,682
    #Hanjin Shipping Holdings Co., Ltd. .............................         23,654           183,106
    #Hanjin Transportation Co., Ltd. ................................         22,330           494,044
    *Hankook Cosmetics Co., Ltd. ....................................         12,893            19,493
     Hankook Cosmetics Manufacturing Co., Ltd. ......................          3,526            10,216
     Hankook Shell Oil Co., Ltd. ....................................          1,135           212,884
    #Hankook Tire Manufacturing Co., Ltd. ...........................        105,620         4,215,731
     Hankuk Glass Industries, Inc. ..................................          3,770            85,203
     Hankuk Paper Manufacturing Co., Ltd. ...........................          6,900           115,602
    *Hanmi Holdings Co., Ltd. .......................................          3,788            76,726
   #*Hanmi Pharm Co., Ltd. ..........................................          5,303           312,616
     Hanmi Semiconductor Co., Ltd. ..................................         20,440           109,420
     Hansae Co., Ltd. ...............................................         12,022            73,263
    *Hansae Yes24 Holdings Co., Ltd. ................................         46,287           165,509
     Hanshin Construction Co., Ltd. .................................          6,450            45,768
    *Hanshin Development & Power Co., Ltd. ..........................         11,660            63,966
    #Hansol Chemical Co., Ltd. ......................................         24,180           355,167
    #Hansol CSN Co., Ltd. ...........................................         60,440            68,142
    *Hansol HomeDeco Co., Ltd. ......................................         56,180            44,991
     Hansol Paper Co., Ltd. .........................................        101,000           754,598
    #Hansol Technics Co., Ltd. ......................................         19,150           412,463
    #Hanssem Co., Ltd. ..............................................         19,200           386,786
   #*Hanwha Chemical Corp. ..........................................        194,442         5,062,180
    *Hanwha Corp. ...................................................        117,792         4,134,089
    *Hanwha General Insurance Co., Ltd. .............................         51,524           374,556
     Hanwha Securities Co., Ltd. ....................................        152,741           692,511
     Hanwha Timeworld Co., Ltd. .....................................          4,750            83,340
    #Heung-A Shipping Co., Ltd. .....................................         82,578            49,553
    *Heungkuk Fire & Marine Insurance Co., Ltd. .....................         23,779           128,641
    #Hite Holdings Co., Ltd. ........................................         16,744           166,126
   #*Hite Jinro Co., Ltd. ...........................................         72,735         1,659,168
    *HMC Investment Securities Co., Ltd. ............................         41,100           546,852
   #*Honam Petrochemical Corp. ......................................         19,404         5,293,443
    #Hotel Shilla Co., Ltd. .........................................         71,750         2,414,080
     HS R&A Co., Ltd. ...............................................         11,450           167,001
   #*Huchems Fine Chemical Corp. ....................................         43,305           893,325
     Husteel Co., Ltd. ..............................................         11,730           207,985
    *Hwa Sung Industrial Co., Ltd. ..................................          2,500             6,218
     Hwacheon Machine Tool Co., Ltd. ................................          3,379           156,422
    #Hwashin Co., Ltd. ..............................................         41,110           590,280
    #Hynix Semiconductor, Inc. ......................................        697,881        14,123,216
     Hyosung Corp. ..................................................         62,681         3,615,062
    *Hyundai Cement Co., Ltd. .......................................          6,730            39,479
    #Hyundai Corp. ..................................................         18,040           479,355
     Hyundai Department Store Co., Ltd. .............................         33,771         4,841,938
    #Hyundai Development Co. ........................................        153,539         3,170,823
    #Hyundai Elevator Co., Ltd. .....................................          5,529           897,259
     Hyundai Engineering & Construction Co., Ltd. ...................         93,142         5,926,625
    #Hyundai Engineering Plastics Co., Ltd. .........................         37,930           216,537
     Hyundai Glovis Co., Ltd. .......................................         10,989         2,058,330
     Hyundai Greenfood Co., Ltd. ....................................        103,980         1,398,519
     Hyundai Heavy Industries Co., Ltd. .............................         44,742        11,953,451
   #*Hyundai Hysco Co., Ltd. ........................................         60,290         2,333,791

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *Hyundai Marine & Fire Insurance Co., Ltd. ......................        111,040   $     3,215,254
    #Hyundai Merchant Marine Co., Ltd. ..............................         75,030         1,937,419
    #Hyundai Mipo Dockyard Co., Ltd. ................................         25,099         2,727,610
     Hyundai Mobis ..................................................         38,601        11,047,275
     Hyundai Motor Co., Ltd. ........................................        178,654        35,978,852
     Hyundai Securities Co. .........................................        327,933         2,822,099
    #Hyundai Steel Co. ..............................................        105,686         9,590,449
    *IHQ, Inc. ......................................................         27,880            91,973
     Il Dong Pharmaceutical Co., Ltd. ...............................         27,530           181,652
     Il Yang Pharmaceutical Co., Ltd. ...............................         20,672           630,687
    #Iljin Diamond Co., Ltd. ........................................         16,130           151,569
   #*Iljin Display Co., Ltd. ........................................         20,800           191,713
    #Iljin Electric Co., Ltd. .......................................         49,014           230,977
     Iljin Holdings Co., Ltd. .......................................         28,743            54,494
     Ilshin Spinning Co., Ltd. ......................................          3,155           243,853
     Ilsung Pharmaceutical Co., Ltd. ................................          2,088           135,155
    *iMarketKorea, Inc. .............................................         26,590           432,248
     Incheon City Gas Co., Ltd. .....................................             10               184
     Industrial Bank of Korea, Ltd. .................................        318,250         4,178,081
     InziControls Co., Ltd. .........................................         27,650           151,672
    #IS Dongseo Co., Ltd. ...........................................         32,730           233,942
    #ISU Chemical Co., Ltd. .........................................         24,480           594,463
    #IsuPetasys Co., Ltd. ...........................................         71,140           360,165
     Jahwa Electronics Co., Ltd. ....................................         28,610           253,405
     Jeil Pharmaceutical Co. ........................................         15,510           164,059
    *Jeil Savings Bank ..............................................          3,200                87
     Jeonbuk Bank, Ltd. .............................................        111,047           502,164
    *Jinheung Savings Bank ..........................................         14,257            29,102
    #JW Pharmaceutical Corp. ........................................         17,807           272,880
     Kangwon Land, Inc. .............................................        131,330         3,501,043
     KB Financial Group, Inc. .......................................         12,240           474,200
   #*KB Financial Group, Inc. ADR ...................................        398,197        15,549,593
    *KC Cottrell Co., Ltd. ..........................................          7,070           103,653
    #KC Tech Co., Ltd. ..............................................         39,515           181,788
     KCC Corp. ......................................................         10,523         2,550,712
    *KCO Energy, Inc. ...............................................             70               316
   #*Keangnam Enterprises, Ltd. .....................................         22,655           172,090
    *KEC Corp. ......................................................         26,663            20,507
   #*KEPCO Engineering & Construction Co., Inc. .....................         10,009           575,878
    #KEPCO Plant Service & Engineering Co., Ltd. ....................         12,440           340,826
    #Keyang Electric Machinery Co., Ltd. ............................         64,050           162,632
    #KG Chemical Corp. ..............................................         14,330           101,022
     Kia Motors Corp. ...............................................        218,671        14,019,409
   #*KIC, Ltd. ......................................................         18,990            36,999
    #KISCO Corp. ....................................................         11,108           239,690
     KISCO Holdings Co., Ltd. .......................................          2,565            86,374
     Kishin Corp. ...................................................         41,100           172,316
    #KISWIRE, Ltd. ..................................................         12,880           510,671
     KIWOOM Securities Co., Ltd. ....................................         24,738         1,309,565
    *KleanNara Co., Ltd. ............................................          5,410            19,676
     Kolon Corp. ....................................................          9,715           217,669
    *Kolon Engineering & Construction Co., Ltd. .....................         42,590           185,352
    #Kolon Industries, Inc. .........................................         45,339         2,898,685
     Korea Cast Iron Pipe Co., Ltd. .................................         22,220            63,247
   #*Korea Circuit Co., Ltd. ........................................         25,880           123,343
     Korea Cottrell Co., Ltd. .......................................         37,344            78,203
    *Korea Development Co., Ltd. ....................................         18,560            40,445
     Korea Development Leasing Corp. ................................          5,835            99,143
    *Korea Electric Power Corp. .....................................         40,990           917,867
   #*Korea Electric Power Corp. Sponsored ADR .......................        321,788         3,549,322
     Korea Electric Terminal Co., Ltd. ..............................         14,750           292,832

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     Korea Exchange Bank ............................................        613,349   $     4,540,146
    *Korea Express Co., Ltd. ........................................         22,962         1,565,820
    #Korea Flange Co., Ltd. .........................................          9,630           118,542
     Korea Gas Corp. ................................................         46,958         1,585,531
     Korea Investment Holdings Co., Ltd. ............................        104,580         3,473,870
    #Korea Kolmar Co., Ltd. .........................................         40,513           250,150
   #*Korea Komho Petrochemical Co., Ltd. ............................         15,444         2,617,364
    *Korea Life Insurance Co., Ltd. .................................        311,580         1,740,684
   #*Korea Line Corp. ...............................................         25,859           175,007
     Korea Petrochemical Industrial Co., Ltd. .......................          5,716           473,756
     Korea Reinsurance Co., Ltd. ....................................        157,748         2,121,633
    *Korea Savings Bank .............................................          2,438            10,817
    *Korea United Pharm, Inc. .......................................         22,890           119,717
     Korea Zinc Co., Ltd. ...........................................         12,084         3,541,920
    *Korean Air Co., Ltd. ...........................................         77,645         3,447,713
     Korean Air Terminal Service Co., Ltd. ..........................          4,470           130,557
     KP Chemical Corp. ..............................................        107,570         1,517,437
     KPX Chemical Co., Ltd. .........................................          4,187           200,467
    #KPX Fine Chemical Co., Ltd. ....................................          3,402            68,434
     KPX Holdings Corp. .............................................            963            33,576
     KT Corp. .......................................................         19,320           647,546
    #KT Corp. Sponsored ADR .........................................        140,282         2,339,904
     KT&G Corp. .....................................................        178,721        11,180,076
    *KTB Investment & Securities Co., Ltd. ..........................        145,210           290,332
    #Kukdo Chemical Co., Ltd. .......................................          8,899           339,946
     Kumho Electric Co., Ltd. .......................................          8,368           164,044
   #*Kumho Industrial Co., Ltd. .....................................          9,921            69,908
    *Kumho Investment Bank ..........................................        106,630            37,416
    *Kumho Tire Co., Inc. ...........................................         38,692           384,755
     Kumkang Industrial Co., Ltd. ...................................          1,800            20,057
     Kunsul Chemical Industrial Co., Ltd. ...........................          6,880            83,215
    #Kwang Dong Pharmaceutical Co., Ltd. ............................         91,850           274,269
    *Kwang Myung Electric Engineering Co., Ltd. .....................         59,310           100,620
     Kyeryong Construction Industrial Co., Ltd. .....................         15,080           198,898
     Kyobo Securities Co., Ltd. .....................................         47,230           206,854
    #Kyung Nong Corp. ...............................................          9,330            24,591
     Kyungbang Co., Ltd. ............................................          1,309           110,208
     Kyungdong City Gas Co., Ltd. ...................................          4,489           209,834
    #Kyung-In Synthetic Corp. .......................................         61,500           140,311
     Kyungnam Energy Co., Ltd. ......................................         18,460            56,270
     LG Chemical, Ltd. ..............................................         28,574         9,220,430
     LG Corp. .......................................................        179,013        10,476,446
     LG Display Co., Ltd. ...........................................        199,910         4,059,141
    #LG Display Co., Ltd. ADR .......................................        642,661         6,465,170
    #LG Electronics, Inc. ...........................................        188,468        12,476,964
     LG Fashion Corp. ...............................................         40,112         1,614,824
   #*LG Hausys, Ltd. ................................................         17,427         1,246,569
    #LG Household & Healthcare Co., Ltd. ............................          8,924         4,030,402
   #*LG Innotek Co., Ltd. ...........................................         25,693         1,694,993
    #LG International Corp. .........................................         61,338         2,708,159
   #*LG Life Sciences, Ltd. .........................................         19,173           665,648
     LG Uplus Corp. .................................................        604,890         3,602,370
     LIG Insurance Co., Ltd. ........................................         75,280         1,602,500
     Livart Furniture Co., Ltd. .....................................         11,590            80,464
    #Lotte Chilsung Beverage Co., Ltd. ..............................          1,617         1,815,356
     Lotte Confectionary Co., Ltd. ..................................          1,879         2,938,133
     Lotte Midopa Co., Ltd. .........................................         38,480           530,518
    *Lotte Non-Life Insurance Co., Ltd. .............................         26,090           140,539
    #Lotte Sam Kang Co., Ltd. .......................................          2,000           598,365
    #Lotte Shopping Co., Ltd. .......................................         19,300         6,926,824
    *Lotte Tour Development Co., Ltd. ...............................          5,940            90,512

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     LS Corp. .......................................................         42,500   $     3,024,910
    #LS Industrial Systems Co., Ltd. ................................         26,590         1,306,070
     Macquarie Korea Infrastructure Fund ............................        411,258         1,888,898
    *Meritz Finance Holdings Co., Ltd. ..............................         53,307           110,742
     Meritz Fire Marine Insurance Co., Ltd. .........................        127,351         1,205,085
     Meritz Securities Co., Ltd. ....................................        483,450           304,879
     Mi Chang Oil Industrial Co., Ltd. ..............................          1,303            54,877
     Mirae Asset Securities Co., Ltd. ...............................         62,001         1,973,373
    *Miwon Chemicals Co., Ltd. ......................................          1,200            23,749
     Miwon Commercial Co., Ltd. .....................................            447            38,222
    *Miwon Specialty Chemical Co., Ltd. .............................            371            40,640
    *Monalisa Co., Ltd. .............................................         12,400            27,548
    #Moorim P&P Co., Ltd. ...........................................         78,230           399,412
    #Moorim Paper Co., Ltd. .........................................         56,840           142,985
    #Motonic Corp. ..................................................         29,310           205,425
    #Namhae Chemical Corp. ..........................................         47,390           462,903
    *Namkwang Engineering & Construction Co., Ltd. ..................         38,745            44,489
    *Namsun Aluminum Co., Ltd. ......................................        109,166            61,844
     Namyang Dairy Products Co., Ltd. ...............................          1,115           785,640
    *Nasan Co., Ltd. ................................................          8,964             4,986
    *National Plastic Co. ...........................................         56,760           127,343
    #NCsoft Corp. ...................................................         14,973         4,707,112
     Nexen Corp. ....................................................          3,582           239,484
    #Nexen Tire Corp. ...............................................         55,140           928,625
     NH Investment & Securities Co., Ltd. ...........................         71,916           321,779
    *NHN Corp. ......................................................         27,146         5,663,218
    *NICE Holdings Co., Ltd. ........................................          1,434            70,091
     NICE Information Service Co., Ltd. .............................            191             4,372
    #NK Co., Ltd. ...................................................         38,940           148,902
    #Nong Shim Holdings Co., Ltd. ...................................          4,334           194,048
     NongShim Co., Ltd. .............................................          8,029         1,573,336
     Noroo Holdings Co., Ltd. .......................................         15,701           100,083
     Noroo Paint Co., Ltd. ..........................................          3,854            10,136
    #OCI Co., Ltd. ..................................................         23,564         4,836,155
   #*Orientbio, Inc. ................................................         79,481            50,251
    *ORION Corp. ....................................................          4,744         2,545,082
     Ottogi Corp. ...................................................          3,130           367,049
     Pacific Pharmaceutical Co., Ltd. ...............................            902            17,419
     Paik Kwang Industrial Co., Ltd. ................................          1,719            57,529
    *Pang Rim Co., Ltd. .............................................          2,820            25,944
   #*PaperCorea, Inc. ...............................................        104,300            47,542
   #*Pharmicell Co., Ltd. ...........................................          2,297           203,784
    #Poongsan Corp. .................................................         50,208         1,527,321
     Poongsan Holdings Corp. ........................................          9,130           241,226
     POSCo ..........................................................          5,467         1,894,252
    *POSCO ADR ......................................................        318,823        27,393,272
     POSCO Coated & Color Steel Co., Ltd. ...........................          6,940           117,307
     Pulmuone Co., Ltd. .............................................          4,808           146,371
    *Pumyang Construction Co., Ltd. .................................          4,931             6,697
     Pusan City Gas Co., Ltd. .......................................         15,890           272,701
   #*RNL BIO Co., Ltd. ..............................................        143,407           976,564
    #S&T Corp. ......................................................          8,318           117,049
    #S&T Daewoo Co., Ltd. ...........................................         19,160           576,009
     S&T Dynamics Co., Ltd. .........................................         61,026           816,579
     S&T Holdings Co., Ltd. .........................................         15,857           165,924
    *S&T Motors Co., Ltd. ...........................................         92,850            41,542
     S1 Corp. .......................................................         25,647         1,334,754
   #*Saehan Industries, Inc. ........................................        557,590           445,126
     Saeron Automotive Corp. ........................................         22,010            80,500
     Sajo Industries Co., Ltd. ......................................          5,440           261,159
    *Sajodaerim Corp. ...............................................          6,550           101,087

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     Sam Jin Pharmaceutical Co., Ltd. ...............................         25,565   $       197,617
    #Sam Kwang Glass Industrial Co., Ltd. ...........................          4,913           301,112
    *Sam Lip General Foods Co., Ltd. ................................         12,050           128,332
     Sam Yung Trading Co., Ltd. .....................................         11,878            61,284
    #Sambu Construction Co., Ltd. ...................................         10,386            52,239
    #Samchully Co., Ltd. ............................................          6,445           555,889
    #Samho Development Co., Ltd. ....................................         16,464            28,610
     Samhwa Crown & Closure Co., Ltd. ...............................             38               638
     Samhwa Paints Industrial Co., Ltd. .............................         10,810            32,733
    #Samick Musical Instruments Co., Ltd. ...........................        135,190           205,481
    #Samick THK Co., Ltd. ...........................................         24,200           177,985
     Samsung C&T Corp. ..............................................        211,963        13,105,582
     Samsung Card Co., Ltd. .........................................         43,208         1,619,136
    #Samsung Climate Control Co., Ltd. ..............................          4,190            24,516
    #Samsung Electro-Mechanics Co., Ltd. ............................        110,400         8,362,248
     Samsung Electronics Co., Ltd. ..................................        125,655       108,171,516
    #Samsung Engineering Co., Ltd. ..................................         27,352         5,586,633
    #Samsung Fine Chemicals Co., Ltd. ...............................         47,236         2,266,268
     Samsung Fire & Marine Insurance, Ltd. ..........................         49,525        10,530,756
     Samsung Heavy Industries Co., Ltd. .............................        223,560         6,820,449
    #Samsung SDI Co., Ltd. ..........................................         78,773         9,488,952
     Samsung Securities Co., Ltd. ...................................         97,402         5,032,948
     Samsung Techwin Co., Ltd. ......................................         62,332         3,331,691
    *Samwha Capacitor Co., Ltd. .....................................         11,760            68,520
    #Samwhan Corp. ..................................................         13,890            67,559
     Samyang Corp. ..................................................         14,174         1,034,720
     Samyang Foods Co., Ltd. ........................................         12,550           251,488
    #Samyang Genex Co., Ltd. ........................................          2,931           180,603
     Samyang Tongsang Co., Ltd. .....................................            720            14,824
    *Samyoung Chemical Co., Ltd. ....................................         42,300           219,136
    #Samyoung Electronics Co., Ltd. .................................         26,460           213,816
    *SAVEZONE I&C Corp. .............................................         54,000           110,769
    *SBS Media Holdings Co., Ltd. ...................................        115,340           470,927
    #Seah Besteel Corp. .............................................         23,610         1,196,727
     SeAH Holdings Corp. ............................................          2,263           259,588
     SeAH Steel Corp. ...............................................          5,999           443,889
    #Sebang Co., Ltd. ...............................................         23,540           305,247
    #Sejong Industrial Co., Ltd. ....................................         23,440           328,386
     Sempio Foods Co. ...............................................          4,280            57,496
    #Seoul City Gas Co., Ltd. .......................................          1,161            49,234
    #Seowon Co., Ltd. ...............................................         49,700           195,980
   #*Serim Paper Manufacturing Co., Ltd. ............................         14,157            25,497
    *Seshin Co., Ltd. ...............................................          2,000                54
   #*Sewon Cellontech Co., Ltd. .....................................         55,904           204,637
    *SGWICUS Corp. ..................................................        127,060            30,243
     Shell-Line Co., Ltd. ...........................................          8,200            31,392
    #Shin Won Corp. .................................................         69,550            71,020
   #*Shinhan Engineering & Construction Co., Ltd. ...................          4,013            20,832
     Shinhan Financial Group Co., Ltd. ..............................        209,515         8,346,477
     Shinhan Financial Group Co., Ltd. ADR ..........................        189,351        15,072,340
     Shinhung Co., Ltd. .............................................          1,810            15,326
     Shinpoong Pharmaceutical Co., Ltd. .............................         65,390           238,389
     Shinsegae Co., Ltd. ............................................         10,042         2,525,560
     Shinsegae Engineering & Construction Co., Ltd. .................          1,750            22,729
     Shinsegae Information & Communication Co., Ltd. ................          2,129            87,954
    *Shinsung Solar Energy Co., Ltd. ................................         70,545           249,527
     Shinsung Tongsang Co., Ltd. ....................................        128,050            91,951
     Shinyoung Securities Co., Ltd. .................................         10,870           265,514
    #Silla Trading Co., Ltd. ........................................         17,134           180,214
     Sindo Ricoh Co., Ltd. ..........................................          8,629           386,472
     SJM Co., Ltd. ..................................................         14,244            55,608

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     SJM Holdings Co., Ltd. .........................................          8,714   $        22,934
   #*SK C&C Co., Ltd. ...............................................         14,960         2,031,432
    #SK Chemicals Co., Ltd. .........................................         34,341         2,196,968
     SK Gas Co., Ltd. ...............................................          7,304           481,027
     SK Holdings Co., Ltd. ..........................................         60,420         8,043,518
     SK Innovation Co., Ltd. ........................................         72,348        10,887,033
    *SK Networks Co., Ltd. ..........................................        300,092         3,007,159
    *SK Securities Co., Ltd. ........................................        638,700           794,402
     SK Telecom Co., Ltd. ...........................................          5,176           689,213
    #SK Telecom Co., Ltd. ADR .......................................        135,300         2,001,087
    #SKC Co., Ltd. ..................................................         43,390         1,665,706
   #*SL Corp. .......................................................         25,220           587,529
     S-Oil Corp. ....................................................         42,162         4,375,288
    #Songwon Industrial Co., Ltd. ...................................         30,750           346,166
    *Soosan Heavy Industries Co., Ltd. ..............................         11,350            16,521
   #*Ssangyong Cement Industrial Co., Ltd. ..........................         50,727           203,518
     STX Corp. ......................................................         91,518         1,158,654
     STX Engine Co., Ltd. ...........................................         55,630           961,465
    *STX Metal Co, Ltd. .............................................         13,120            80,393
    #STX Offshore & Shipbuilding Co., Ltd. ..........................        140,766         1,961,437
    #STX Pan Ocean Co., Ltd. ........................................        285,090         1,873,290
     Suheung Capsule Co., Ltd. ......................................         19,060           254,018
     Sung Bo Chemicals Co., Ltd. ....................................          1,020            20,097
   #*Sung Jin Geotec Co., Ltd. ......................................         19,890           198,425
    *Sungchang Enterprise Holdings, Ltd. ............................          6,250            63,626
   #*Sungshin Cement Co., Ltd. ......................................         18,990            50,060
    *Sunjin Co., Ltd. ...............................................          8,347            58,127
    *Sunjin Holdings Co., Ltd. ......................................          1,421            26,890
     Tae Kyung Industrial Co., Ltd. .................................         41,740           115,034
     TaeKwang Industrial Co., Ltd. ..................................            887         1,180,188
    #Taeyoung Engineering & Construction Co., Ltd. ..................         97,670           518,102
   #*Taihan Electric Wire Co., Ltd. .................................        319,178         1,168,072
     Tailim Packaging Industries Co., Ltd. ..........................        105,990           120,271
    *TCC Steel ......................................................         24,240           117,654
    *Teems, Inc. ....................................................          1,826            17,935
     Telcoware Co., Ltd. ............................................          2,000            13,179
    *Tong Yang Life Insurance .......................................         75,950           910,196
   #*Tong Yang Moolsan Co., Ltd. ....................................         11,860           214,040
     Tong Yang Securities, Inc. .....................................        193,093           809,789
    *Tongyang, Inc. .................................................        242,928           195,272
    #TS Corp. .......................................................          9,690           193,954
    #Unid Co., Ltd. .................................................          8,009           405,256
     Union Steel Manufacturing Co., Ltd. ............................          9,090           150,510
    *VGX International, Inc. ........................................         32,015            43,758
    *Visang Education, Inc. .........................................         11,340            65,849
    *Whanin Pharmaceutical Co., Ltd. ................................         29,310           161,638
    #Woongjin Coway Co., Ltd. .......................................         60,730         2,092,083
   #*Woongjin Holdings Co., Ltd. ....................................         77,050           468,060
   #*Woongjin Thinkbig Co., Ltd. ....................................         35,478           509,526
    *Woori Finance Holdings Co., Ltd. ...............................        711,510         6,806,615
     Woori Finance Holdings Co., Ltd. ADR ...........................          1,304            37,686
     Woori Financial Co., Ltd. ......................................         22,460           290,172
     Woori Investment & Securities Co., Ltd. ........................        242,304         2,653,446
     YESCO Co., Ltd. ................................................          5,790           126,762
     Yoosung Enterprise Co., Ltd. ...................................          9,651            21,053
    #Youlchon Chemical Co., Ltd. ....................................         27,970           209,524
     Young Poong Corp. ..............................................          2,138         2,216,093
    #Youngone Corp. .................................................         45,120         1,026,092
    #Youngone Holdings Co., Ltd. ....................................         16,760           641,788
     Yuhan Corp. ....................................................         18,200         1,998,847
     Yuhwa Securities Co., Ltd. .....................................          4,570            52,614

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     *Yungjin Pharm Co., Ltd. .......................................        127,693   $       101,757
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                      811,360,929
                                                                                       ---------------
TAIWAN -- (11.2%)
     *A.G.V. Products Corp. .........................................      1,100,407           371,973
     *Ability Enterprise Co., Ltd. ..................................        941,893           868,218
     *Abocom Systems, Inc. ..........................................         70,154            20,666
     #AcBel Polytech, Inc. ..........................................        982,468           453,263
      Accton Technology Corp. .......................................      1,294,369           681,972
     #Ace Pillar Co., Ltd. ..........................................         88,800           157,462
     #Acer, Inc. ....................................................      5,539,127         6,324,744
      ACHEM Technology Corp. ........................................        420,150           188,557
      Action Electronics Co., Ltd. ..................................        675,977           203,050
     #Adlink Technology, Inc. .......................................        192,300           213,487
      Advanced Semiconductor Engineering, Inc. ......................      3,186,392         2,815,719
     #Advanced Semiconductor Engineering, Inc. ADR ..................        590,497         2,609,997
     #Advancetek Enterprise Co., Ltd. ...............................        285,960           230,401
      Advantech Co., Ltd. ...........................................        277,440           755,085
     *Aiptek International, Inc. ....................................         89,000            24,920
     #ALI Corp. .....................................................        594,000           686,019
      Allis Electric Co., Ltd. ......................................        329,000            98,219
     #Alpha Networks, Inc. ..........................................        921,000           620,676
     *Altek Corp. ...................................................        940,085           868,902
     #Ambassador Hotel (The) ........................................        713,000           857,854
      Ampoc Far East Co., Ltd. ......................................        235,567           174,620
     #AmTRAN Technology Co., Ltd. ...................................      2,320,944         1,355,955
     #APCB, Inc. ....................................................        344,000           249,803
     #Apex Biotechnology Corp. ......................................        162,435           351,597
     #Apex Medical Corp. ............................................        122,463           132,986
     #Apex Science & Engineering Corp. ..............................        249,849            74,291
    #*Arima Communications Corp. ....................................        637,383           445,272
     *Arima Optoelectronics Corp. ...................................        452,890            76,471
     #Asia Cement Corp. .............................................      3,757,163         4,525,707
    #*Asia Optical Co, Inc. .........................................        609,000           678,945
      Asia Polymer Corp. ............................................        506,500           685,667
     #Asia Vital Components Co., Ltd. ...............................        674,199           463,845
     #ASROCK, Inc. ..................................................        100,000           319,129
     #Asustek Computer, Inc. ........................................      1,150,861         8,000,999
      Aten International Co., Ltd. ..................................        158,715           291,273
     #AU Optronics Corp. ............................................      2,991,497         1,289,384
      AU Optronics Corp. Sponsored ADR ..............................      1,294,818         5,541,821
      Audix Corp. ...................................................        296,969           279,040
     #Aurora Corp. ..................................................        198,226           321,242
     #Aurora Systems Corp. ..........................................        252,072           309,901
      AV Tech Corp. .................................................         81,000           240,664
    #*Avermedia Technologies, Inc. ..................................        541,037           466,970
     #Avision, Inc. .................................................        442,263           183,007
     #Awea Mechantronic Co., Ltd. ...................................        139,774           125,118
      Bank of Kaohsiung .............................................        983,039           316,987
    #*Basso Industry Corp., Ltd. ....................................        330,427           219,187
     #BES Engineering Corp. .........................................      3,993,050         1,111,455
      Biostar Microtech International Corp. .........................        373,712           194,542
    #*Bright Led Electronics Corp. ..................................        291,180           171,317
     #C Sun Manufacturing, Ltd. .....................................        307,740           211,905
      Cameo Communications, Inc. ....................................        564,116           178,029
     #Capital Securities Corp. ......................................      5,107,210         1,961,631
     #Career Technology (MFG.) Co., Ltd. ............................        458,000           707,702
     *Carnival Industrial Corp. .....................................        764,000           228,044
     #Catcher Technology Co., Ltd. ..................................        690,872         3,849,198
      Cathay Chemical Works, Inc. ...................................         35,000            12,774
     #Cathay Financial Holdings Co., Ltd. ...........................      5,820,548         6,941,244

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Cathay Real Estate Development Co., Ltd. .......................      2,325,000   $       948,266
     Central Reinsurance Co., Ltd. ..................................        376,897           180,539
    #Chain Qui Development Co., Ltd. ................................        261,464           178,019
    #Champion Building Materials Co., Ltd. ..........................        880,390           507,053
     Chang Hwa Commercial Bank ......................................      9,139,650         5,882,525
    #Chang Wah Electromaterials, Inc. ...............................         84,260           211,517
    *Chang-Ho Fibre Corp. ...........................................         49,000            16,731
     Charoen Pokphand Enterprises Co., Ltd. .........................        540,000           271,672
     Cheng Loong Corp. ..............................................      2,662,160         1,042,554
    #Cheng Shin Rubber Industry Co., Ltd. ...........................      1,262,395         2,879,422
    #Cheng Uei Precision Industry Co., Ltd. .........................        874,345         1,964,577
    #Chenming Mold Industrial Corp. .................................        222,708           189,484
     Chia Hsin Cement Corp. .........................................      1,292,483           637,061
    #Chia Ta World Co., Ltd. ........................................         87,200            31,360
    #Chicony Electronics Co., Ltd. ..................................        963,103         1,609,342
    #Chien Kuo Construction Co., Ltd. ...............................        772,706           397,232
    *Chien Shing Stainless Steel Co., Ltd. ..........................        427,000            70,121
    #Chilisin Electronics Corp. .....................................        330,784           156,097
   #*Chimei Innolux Corp. ...........................................     11,157,545         4,481,834
     China Airlines, Ltd. ...........................................      5,142,151         2,587,162
    #China Chemical & Pharmaceutical Co. ............................        705,000           458,225
     China Development Financial Holding Corp. ......................     17,774,924         5,624,897
    #China Ecotek Corp. .............................................        138,000           263,178
    #China Electric Manufacturing Co., Ltd. .........................        714,220           483,791
    *China General Plastics Corp. ...................................        765,000           214,569
    #China Glaze Co., Ltd. ..........................................        325,162           165,406
    #China Hi-Ment Corp. ............................................        128,135           171,989
     China Life Insurance Co., Ltd. .................................      2,870,634         3,181,672
    *China Man-Made Fiber Co., Ltd. .................................      3,106,662         1,099,737
    #China Metal Products Co., Ltd. .................................        732,683           587,195
    *China Motor Co., Ltd. ..........................................      1,490,716         1,425,016
     China Petrochemical Development Corp. ..........................      3,594,404         4,174,215
     China Steel Chemical Corp. .....................................        179,998           847,171
    #China Steel Corp. ..............................................     12,079,584        12,018,080
    #China Steel Structure Co., Ltd. ................................        365,000           339,617
     China Synthetic Rubber Corp. ...................................      1,257,818         1,088,728
    *China United Trust & Investment Corp. ..........................         50,053                --
   #*China Wire & Cable Co., Ltd. ...................................        614,000           191,996
     Chinatrust Financial Holdings Co., Ltd. ........................     14,571,012         9,550,452
    #Chinese Maritime Transport, Ltd. ...............................        296,460           446,525
   #*Ching Feng Home Fashions Industries Co., Ltd. ..................        142,657            17,192
     Chin-Poon Industrial Co., Ltd. .................................        953,617           605,739
    #Chipbond Technology Corp. ......................................        204,221           181,563
    #Chong Hong Construction Co. ....................................        348,308           810,730
    #Chroma Ate, Inc. ...............................................        512,705         1,022,956
   #*Chun Yu Works & Co., Ltd. ......................................        533,000           170,558
     Chun Yuan Steel Industrial Co., Ltd. ...........................      1,143,409           474,994
     Chung Hsin Electric & Machinery Co., Ltd. ......................      1,024,000           532,707
     Chung Hung Steel Corp. .........................................      2,579,926           886,817
     Chung Hwa Pulp Corp. ...........................................      1,294,530           472,816
     Chunghwa Telecom Co., Ltd. .....................................        267,000           893,283
    #Chunghwa Telecom Co., Ltd. ADR .................................        304,867        10,252,677
   #*Chungwa Picture Tubes Co., Ltd. ................................     12,576,759           765,745
    #Chuwa Wool Industry Co., Ltd. ..................................        144,000           109,561
   #*Chyang Sheng Dyeing & Finishing Co., Ltd. ......................        209,000            70,500
     Clevo Co., Ltd. ................................................        575,685         1,007,610
   #*CMC Magnetics Corp. ............................................      8,167,210         1,623,940
     Collins Co., Ltd. ..............................................        421,078           207,580
    #Compal Communications, Inc. ....................................        589,744           842,448
     Compal Electronics, Inc. .......................................      8,414,560         7,722,708
    *Compeq Manufacturing Co., Ltd. .................................      2,859,000         1,125,133

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Continental Holdings Corp. .....................................      1,189,667   $       421,476
   #*Cosmo Electronics Corp. ........................................        135,245           122,742
    *Cosmos Bank Taiwan .............................................        291,570            56,060
    #Coxon Precise Industrial Co., Ltd. .............................        273,000           367,880
    #CSBC Corp. Taiwan ..............................................        975,000           810,577
     CTCI Corp. .....................................................      1,008,896         1,283,683
    #CviLux Corp. ...................................................        121,672           149,417
     Cyberlink Corp. ................................................        206,816           478,645
     Cybertan Technology, Inc. ......................................        573,873           572,156
    #DA CIN Construction Co., Ltd. ..................................        431,809           255,026
     Darfon Electronics Corp. .......................................        698,700           422,441
    #Davicom Semiconductor, Inc. ....................................        259,392           180,961
    #De Licacy Industries Co., Ltd. .................................        139,000            43,987
    #Delpha Construction Co., Ltd. ..................................        479,386           161,865
    #Delta Electronics, Inc. ........................................      1,311,163         3,082,867
     Depo Auto Parts Industrial Co., Ltd. ...........................        273,634           516,187
    #Diamond Flower Electric Instrument Co., Ltd. ...................        176,571           142,206
     D-Link Corp. ...................................................      1,792,924         1,441,726
     Dynamic Electronics Co., Ltd. ..................................        633,008           253,792
     E.Sun Financial Holding Co., Ltd. ..............................      9,705,871         4,837,160
    *Eastern Media International Corp. ..............................      2,209,360           340,383
    #Eclat Textile Co., Ltd. ........................................        238,944           368,631
    #Edom Technology Co., Ltd. ......................................        215,600            66,087
    #Elan Microelectronics Corp. ....................................        701,323           696,686
   #*E-Lead Electronic Co., Ltd. ....................................         98,846            65,946
    #E-LIFE MALL Corp., Ltd. ........................................        134,000           226,307
    #Elite Advanced Laser Corp. .....................................        124,000           207,407
    #Elite Material Co., Ltd. .......................................        806,839           630,206
    *Elite Semiconductor Memory Technology, Inc. ....................        673,390           674,458
    *Elitegroup Computer Systems Co., Ltd. ..........................      1,736,334           426,392
    #EnTie Commercial Bank ..........................................      1,197,166           470,686
    #Epistar Corp. ..................................................      1,889,413         3,498,202
     Eternal Chemical Co., Ltd. .....................................      1,622,211         1,331,901
     Eva Airways Corp. ..............................................      2,802,712         2,027,491
    *Everest Textile Co., Ltd. ......................................        776,064           162,626
   #*Everfocus Electronics Corp. ....................................        137,340            48,033
     Evergreen International Storage & Transport Corp. ..............      1,439,000           858,229
     Evergreen Marine Corp., Ltd. ...................................      3,648,472         2,000,338
    #Everlight Chemical Industrial Corp. ............................        814,900           506,754
   #*Everlight Electronics Co., Ltd. ................................        805,570         1,489,760
   #*Everspring Industry Co., Ltd. ..................................        310,000            73,855
    #Excel Cell Electronics Co., Ltd. ...............................        146,000            57,388
   #*Excelsior Medical Co., Ltd. ....................................        206,408           422,359
    #Far Eastern Department Stores Co., Ltd. ........................      1,440,449         2,202,330
    #Far Eastern International Bank .................................      3,583,430         1,491,312
     Far Eastern New Century Corp. ..................................      4,342,343         5,105,357
     Far EasTone Telecommunications Co., Ltd. .......................      1,958,000         3,210,867
    #Faraday Technology Corp. .......................................        712,823           644,848
   #*Farglory F T Z Investment Holding Co., Ltd. ....................        204,000           127,286
    #Farglory Land Development Co., Ltd. ............................        682,771         1,152,707
    #Favite, Inc. ...................................................        122,210            57,774
     Federal Corp. ..................................................        847,308           444,164
     Feng Hsin Iron & Steel Co., Ltd. ...............................        842,131         1,416,194
     Feng Tay Enterprise Co., Ltd. ..................................        512,896           444,549
    #First Copper Technology Co., Ltd. ..............................        649,000           202,809
    #First Financial Holding Co., Ltd. ..............................     10,634,541         7,059,137
     First Hotel ....................................................        402,156           295,498
     First Insurance Co., Ltd. ......................................        586,640           283,811
     First Steamship Co., Ltd. ......................................        305,832           512,950
    #FLEXium Interconnect, Inc. .....................................        242,349           631,090
    #Flytech Technology Co., Ltd. ...................................        121,586           232,827

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Forhouse Corp. .................................................      1,209,304   $       683,167
    #Formosa Advanced Technologies Co., Ltd. ........................        357,000           327,468
     Formosa Chemicals & Fiber Co., Ltd. ............................      3,311,134         9,582,641
    #Formosa Epitaxy, Inc. ..........................................        948,797           594,781
    #Formosa International Hotels Corp. .............................         42,571           622,200
     Formosa Oilseed Processing Co., Ltd. ...........................        298,924           134,795
   #*Formosa Petrochemical Corp. ....................................        715,000         2,248,656
     Formosa Plastics Corp. .........................................      2,907,279         8,550,575
     Formosa Taffeta Co., Ltd. ......................................      2,025,460         1,871,368
     Formosan Rubber Group, Inc. ....................................      1,172,000           840,278
     Formosan Union Chemical Corp. ..................................        695,001           434,106
   #*Fortune Electric Co., Ltd. .....................................        315,304           166,860
    #Founding Construction & Development Co., Ltd. ..................        381,773           250,976
     Foxconn Technology Co., Ltd. ...................................        547,983         1,909,922
    *Froch Enterprise Co., Ltd. .....................................        467,000           200,748
     FSP Technology, Inc. ...........................................        443,414           366,607
     Fu I Industrial Co., Ltd. ......................................        242,397            95,269
     Fubon Financial Holding Co., Ltd. ..............................      6,004,894         7,040,357
     Fullerton Technology Co., Ltd. .................................        239,670           220,218
     Fwusow Industry Co., Ltd. ......................................        546,915           315,847
    #G Shank Enterprise Co., Ltd. ...................................        502,445           284,862
     Gamma Optical Co., Ltd. ........................................        187,900            47,862
    #Gem Terminal Industries Co., Ltd. ..............................        313,938           164,879
    #Gemtek Technology Corp. ........................................        872,574           824,269
    #General Plastic Industrial Co., Ltd. ...........................        138,684           124,830
   #*Genesis Photonics, Inc. ........................................        428,241           610,789
    #Genius Electronic Optical Co., Ltd. ............................         58,417           430,466
    #GeoVision, Inc. ................................................         68,984           227,780
     Getac Technology Corp. .........................................      1,102,281           604,834
    #Giant Manufacture Co., Ltd. ....................................        241,363           933,972
   #*Giantplus Technology Co., Ltd. .................................        549,000           171,406
    #Giga Solution Tech Co., Ltd. ...................................        145,000            72,063
    #Giga Storage Corp. .............................................        772,728           511,306
     Giga-Byte Technology Co., Ltd. .................................      1,592,750         1,290,250
    #Gintech Energy Corp. ...........................................        860,785         1,072,338
     Global Brands Manufacture, Ltd. ................................        599,327           291,970
    *Global Mixed Mode Technology, Inc. .............................        156,000           453,835
    #Global Unichip Corp. ...........................................        113,000           448,582
   #*Globe Union Industrial Corp. ...................................        528,019           322,467
    #Gold Circuit Electronics, Ltd. .................................      1,280,747           355,676
     Goldsun Development & Construction Co., Ltd. ...................      3,808,672         1,734,533
    #Good Will Instrument Co., Ltd. .................................        171,692           126,606
   #*Gordon Auto Body Parts Co., Ltd. ...............................        110,932            26,915
     Grand Pacific Petrochemical Corp. ..............................      2,351,000         1,160,970
    #Grape King, Inc. ...............................................        191,000           285,260
    #Great China Metal Industry Co., Ltd. ...........................        386,000           427,539
     Great Taipei Gas Co., Ltd. .....................................        624,000           370,170
     Great Wall Enterprise Co., Ltd. ................................        810,350           825,238
     Greatek Co., Ltd. ..............................................      1,569,425         1,066,770
    #Green Energy Technology, Inc. ..................................        588,379           583,766
     GTM Corp. ......................................................        373,000           189,717
    *Hannstar Board Corp. ...........................................        607,875           271,822
   #*HannStar Display Corp. .........................................     14,224,262           818,821
   #*HannsTouch Solution, Inc. ......................................      1,994,262           499,271
    #Harvatek Corp. .................................................        408,749           233,298
     Hey Song Corp. .................................................      1,195,000         1,187,584
    #Highwealth Construction Corp. ..................................        608,603         1,052,614
    #Hiti Digital, Inc. .............................................        215,337           166,110
    #Hitron Technologies, Inc. ......................................        424,300           244,460
   #*Hiwin Technologies Corp. .......................................        192,820         1,743,146
    *Ho Tung Holding Corp. ..........................................      1,543,226           865,593

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
   #*Hocheng Corp. ..................................................        683,300   $       202,241
     Hold-Key Electric Wire & Cable Co., Ltd. .......................        332,545           124,507
    #Holiday Entertainment Co., Ltd. ................................        229,400           325,164
     Holtek Semiconductor, Inc. .....................................        338,000           321,999
    #Holy Stone Enterprise Co., Ltd. ................................        778,175           719,701
    #Hon Hai Precision Industry Co., Ltd. ...........................     11,515,887        31,569,393
   #*Hong Ho Precision Textile Co., Ltd. ............................        226,000           115,673
     Hong Tai Electric Industrial Co., Ltd. .........................        593,000           189,937
    #Hong Yi Fiber Industry Co., Ltd. ...............................        173,680            59,079
    *Hota Industrial Manufacturing Co., Ltd. ........................        257,000           108,866
    #Hotai Motor Co., Ltd. ..........................................        407,000         1,770,614
     Hsin Kuang Steel Co., Ltd. .....................................        645,783           462,858
     Hsing Ta Cement Co., Ltd. ......................................        335,000           120,225
    #HTC Corp. ......................................................        461,619        10,374,219
     Hua Eng Wire & Cable Co., Ltd. .................................      1,222,000           350,725
     Hua Nan Financial Holding Co., Ltd. ............................      8,019,801         5,224,584
     Huaku Development Co., Ltd. ....................................        503,824         1,182,918
     Huang Hsiang Construction Co. ..................................        228,735           483,126
     Hung Ching Development & Construction Co., Ltd. ................        373,000           180,378
    #Hung Poo Construction Corp. ....................................        640,554           540,363
     Hung Sheng Construction Co., Ltd. ..............................      1,458,900           675,871
    *Hwa Fong Rubber Co., Ltd. ......................................        604,000           153,452
   #*Ichia Technologies, Inc. .......................................        896,255           527,805
     I-Chiun Precision Industry Co., Ltd. ...........................        507,211           253,915
    #ICP Electronics, Inc. ..........................................        321,000           447,533
     Infortrend Technology, Inc. ....................................        535,866           534,155
   #*Inotera Memories, Inc. .........................................      5,667,528           837,489
    #Inventec Corp. .................................................      5,561,842         1,998,813
    #I-Sheng Electric Wire & Cable Co., Ltd. ........................        261,000           325,411
    #ITE Technology, Inc. ...........................................        498,314           510,283
     ITEQ Corp. .....................................................        597,646           646,141
    #Jean Co., Ltd. .................................................        186,304            41,659
   #*Jenn Feng New Energy Co., Ltd. .................................        229,000           227,561
   #*Jess-Link Products Co., Ltd. ...................................        381,600           420,675
     Johnson Health Tech Co., Ltd. ..................................        168,187           353,938
     Jui Li Enterprise Co., Ltd. ....................................        175,100            47,400
     K Laser Technology, Inc. .......................................        217,459            77,543
    #Kang Na Hsiung Enterprise Co., Ltd. ............................        351,150           185,974
    *Kao Hsing Chang Iron & Steel Corp. .............................        545,000            81,985
    #Kaulin Manufacturing Co., Ltd. .................................        318,684           248,825
    #Kee Tai Properties Co., Ltd. ...................................        804,101           408,094
    #Kenda Rubber Industrial Co., Ltd. ..............................      1,000,185         1,154,113
    #Kerry TJ Logistics Co., Ltd. ...................................        748,000           788,373
    #Kian Shen Corp. ................................................        124,158           204,364
    #King Core Electronics, Inc. ....................................         77,527            53,650
    #King Slide Works Co., Ltd. .....................................         89,450           384,150
     King Yuan Electronics Co., Ltd. ................................      3,588,032         1,381,293
     Kingdom Construction Co., Ltd. .................................        940,000           613,622
   #*King's Town Bank ...............................................      2,107,653         1,308,472
     King's Town Construction Co., Ltd. .............................        498,504           360,315
     Kinik Co. ......................................................        269,000           369,779
    #Kinko Optical Co., Ltd. ........................................        326,772           432,192
     Kinpo Electronics, Inc. ........................................      3,164,892           810,162
    #Kinsus Interconnect Technology Corp. ...........................        501,476         1,731,999
     Knowledge-Yield-Excellence Systems Corp. .......................        636,736           280,600
    #KS Terminals, Inc. .............................................        219,290           147,146
    #Kung Long Batteries Industrial Co., Ltd. .......................        131,000           188,397
    *Kuoyang Construction Co., Ltd. .................................        925,000           399,091
     Kwong Fong Industries Corp. ....................................        928,000           312,416
     L&K Engineering Co., Ltd. ......................................        364,000           307,425
    #Lan Fa Textile Co., Ltd. .......................................        500,412           188,145

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    #Largan Precision Co., Ltd. .....................................         84,234   $     1,883,159
     LCY Chemical Corp. .............................................        726,211         1,229,446
    *Lead Data Co., Ltd. ............................................        315,000            29,016
    #Leader Electronics, Inc. .......................................        225,886            76,087
    *Leadtek Research, Inc. .........................................         46,200            10,410
    #Leadtrend Technology Corp. .....................................         70,926           149,598
     Lealea Enterprise Co., Ltd. ....................................      1,837,126           699,696
   #*Ledtech Electronics Corp. ......................................        247,095           121,924
    #Lee Chi Enterprises Co., Ltd. ..................................        505,000           192,690
     Lelon Electronics Corp. ........................................        278,000           158,702
   #*Leofoo Development Co., Ltd. ...................................        577,000           379,776
    #Les Enphants Co., Ltd. .........................................        396,422           432,481
     Li Peng Enterprise Co., Ltd. ...................................      1,111,612           378,008
    #Lian Hwa Foods Corp. ...........................................        151,410           200,774
     Lien Chang Electronic Enterprise Co., Ltd. .....................         76,761            20,583
     Lien Hwa Industrial Corp. ......................................      1,474,809           908,868
    #Lingsen Precision Industries, Ltd. .............................        919,490           469,399
    #LITE-ON IT Corp. ...............................................      1,134,741         1,061,001
     Lite-On Semiconductor Corp. ....................................        724,000           377,315
     Lite-On Technology Corp. .......................................      5,204,904         4,911,547
     Long Bon International Co., Ltd. ...............................        793,875           285,984
     Long Chen Paper Co., Ltd. ......................................      1,009,838           313,888
   #*Lotes Co., Ltd. ................................................        135,920           386,997
    *Lucky Cement Corp. .............................................        634,000           129,221
    #Lumax International Corp., Ltd. ................................        175,127           400,619
    #Macronix International Co., Ltd. ...............................      8,739,677         3,302,478
     Makalot Industrial Co., Ltd. ...................................        178,430           403,197
    #Marketech International Corp. ..................................        282,000           182,512
     Masterlink Securities Corp. ....................................      2,882,000         1,035,182
    #Maxtek Technology Co., Ltd. ....................................        125,000            87,253
    #Mayer Steel Pipe Corp. .........................................        505,905           261,585
    #Maywufa Co., Ltd. ..............................................        178,462            79,625
    #Media Tek, Inc. ................................................        541,823         5,686,035
     Mega Financial Holding Co., Ltd. ...............................     10,279,324         7,901,688
    #Meiloon Co., Ltd. ..............................................        373,045           147,017
     Mercuries & Associates, Ltd. ...................................        665,733           707,467
   #*Mercuries Data Systems, Ltd. ...................................        341,000           155,857
    #Merida Industry Co., Ltd. ......................................        262,750           629,713
    #Merry Electronics Co., Ltd. ....................................        419,920           501,864
    *Microelectronics Technology, Inc. ..............................      1,016,503           232,000
     Micro-Star International Co., Ltd. .............................      2,493,465         1,111,486
     Min Aik Technology Co., Ltd. ...................................        307,562           580,579
    #Mirle Automation Corp. .........................................        387,430           305,811
    #Mitac International Corp. ......................................      3,404,135         1,211,501
   #*Mobiletron Electronics Co., Ltd. ...............................        158,000            99,849
    *Mosel Vitelic, Inc. ............................................      1,596,601           232,689
   #*Mospec Seminconductor Corp. ....................................        176,000            45,935
    #Nak Sealing Technologies Corp. .................................        110,549           179,499
   #*Namchow Chemical Industrial Co., Ltd. ..........................        404,000           368,291
     Nan Ya Plastic Corp. ...........................................      4,201,103         9,450,911
    #Nan Ya Printed Circuit Board Corp. .............................        395,211         1,149,991
    #Nankang Rubber Tire Co., Ltd. ..................................        863,093         1,489,409
    #Nantex Industry Co., Ltd. ......................................        524,037           458,326
   #*Nanya Technology Corp. .........................................      3,553,570           350,345
    #National Petroleum Co., Ltd. ...................................        371,000           391,469
   #*Neo Solar Power Corp. ..........................................      1,180,000           941,886
    *New Asia Construction & Development Co., Ltd. ..................        348,480           110,919
    #Nichidenbo Corp. ...............................................        207,099           179,768
     Nien Hsing Textile Co., Ltd. ...................................        814,455           579,343
    #Novatek Microelectronics Corp. .................................        746,000         1,828,709
   #*Ocean Plastics Co., Ltd. .......................................        335,000           212,837

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    *Optimax Technology Corp. .......................................        204,366   $         8,991
     Opto Tech Corp. ................................................      1,425,713           574,408
    *Orient Semiconductor Electronics, Ltd. .........................      1,279,000           206,179
   #*Oriental Union Chemical Corp. ..................................        952,290         1,243,523
    #Orise Technology Co., Ltd. .....................................        153,000           177,614
    *Pacific Construction Co., Ltd. .................................        332,000            50,367
    #Pan Jit International, Inc. ....................................        833,860           454,444
    #Pan-International Industrial Corp. .............................        938,335           940,769
     Paragon Technologies Co., Ltd. .................................        198,648           216,220
    #PChome Online, Inc. ............................................         55,634           364,143
    #Pegatron Corp. .................................................      4,026,293         4,348,648
     Phihong Technology Co., Ltd. ...................................        515,048           675,218
   #*Phytohealth Corp. ..............................................        198,000           253,133
   #*Pihsiang Machinery Manufacturing Co., Ltd. .....................        261,000           332,442
    #Plotech Co., Ltd. ..............................................        216,000           127,889
    #Polytronics Technology Corp. ...................................        111,408           184,131
     Pou Chen Corp. .................................................      5,301,005         4,074,925
    *Power Quotient International Co., Ltd. .........................        582,000           201,787
   #*Powercom Co., Ltd. .............................................        439,000           343,514
   #*Powertech Industrial Co., Ltd. .................................        218,000           162,558
     Powertech Technology, Inc. .....................................      1,508,580         3,672,728
     Precision Silicon Corp. ........................................         99,904            56,705
    #President Chain Store Corp. ....................................        405,728         2,256,147
    #President Securities Corp. .....................................      2,096,634         1,072,852
    #Prince Housing & Development Corp. .............................      1,821,405         1,325,555
    *Prodisc Technology, Inc. .......................................        603,000             3,426
    #Promate Electronic Co., Ltd. ...................................        304,000           185,684
   #*Promise Technology, Inc. .......................................        338,538           199,544
    *Protop Technology Co., Ltd. ....................................        148,000             1,039
    #Qisda Corp. ....................................................      4,692,525         1,282,212
    #Quanta Computer, Inc. ..........................................      2,392,436         4,707,930
    *Quintain Steel Co., Ltd. .......................................        624,250           167,371
    *Radiant Opto-Electronics Corp. .................................        889,992         2,616,012
     Radium Life Tech Corp. .........................................      1,376,167         1,237,917
     Ralec Electronic Corp. .........................................         97,914           126,422
    #Realtek Semiconductor Corp. ....................................      1,110,132         1,849,182
    #Rechi Precision Co., Ltd. ......................................        594,040           461,523
    *Rexon Industrial Corp., Ltd. ...................................        207,000            31,975
   #*Richtek Technology Corp. .......................................        199,175         1,001,415
    *Ritek Corp. ....................................................      7,619,268         1,461,229
    #Roundtop Machinery Industries Co., Ltd. ........................         50,000            30,643
    *Ruentex Development Co., Ltd. ..................................        820,000           977,128
   #*Ruentex Industries, Ltd. .......................................        577,676         1,162,585
     Sampo Corp. ....................................................      1,554,119           419,028
    #San Fang Chemical Industry Co., Ltd. ...........................        358,122           287,903
     Sanyang Industrial Co., Ltd. ...................................      2,111,802         1,254,750
     Sanyo Electric Taiwan Co., Ltd. ................................        327,000           296,525
    #SCI Pharmtech, Inc. ............................................         58,190           106,114
   #*SDI Corp. ......................................................        294,000           209,370
    #Senao International Co., Ltd. ..................................        125,547           435,538
    #Sercomm Corp. ..................................................        297,000           319,356
     Shan-Loong Transportation Co., Ltd. ............................        111,247            64,585
     Sheng Yu Steel Co., Ltd. .......................................        307,000           195,401
   #*ShenMao Technology, Inc. .......................................        221,660           288,745
     Shih Wei Navigation Co., Ltd. ..................................        377,399           382,857
     Shihlin Electric & Engineering Corp. ...........................        838,787           871,458
    *Shihlin Paper Corp. ............................................        187,000           312,592
     Shin Hai Gas Corp. .............................................          5,617             6,804
   #*Shin Kong Financial Holding Co., Ltd. ..........................     13,617,358         4,241,371
    #Shin Shin Co., Ltd. ............................................         77,000            66,439
     Shin Shin Natural Gas Co., Ltd. ................................          8,480             8,109

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    #Shin Zu Shing Co., Ltd. ........................................        280,245   $       550,336
   #*Shining Building Business Co., Ltd. ............................        325,060           338,127
    #Shinkong Insurance Co., Ltd. ...................................        576,784           332,048
     Shinkong Synthetic Fibers Co., Ltd. ............................      4,594,809         1,437,522
    *Shuttle, Inc. ..................................................        468,000           149,629
    #Sigurd Microelectronics Corp. ..................................        999,877           705,726
     Silicon Integrated Systems Corp. ...............................      1,670,233           649,584
    #Siliconware Precision Industries Co. ...........................      3,681,492         3,779,307
   #*Siliconware Precision Industries Co. Sponsored ADR .............        344,894         1,793,449
    #Silitech Technology Corp. ......................................        199,980           540,574
     Sinbon Electronics Co., Ltd. ...................................        451,000           303,753
     Sincere Navigation Corp. .......................................        837,370           761,576
    #Sinkang Industries, Ltd. .......................................        176,105            66,137
     Sinkong Textile Co., Ltd. ......................................        490,169           630,428
    #Sinon Corp. ....................................................        990,740           391,139
     SinoPac Holdings Co., Ltd. .....................................     14,850,129         4,807,643
    #Sinphar Pharmaceutical Co., Ltd. ...............................        225,147           197,841
    #Sinyi Realty Co., Ltd. .........................................        242,172           332,127
   #*Sitronix Technology Corp. ......................................        288,774           337,669
     Siward Crystal Technology Co., Ltd. ............................        235,705            83,141
     Solomon Technology Corp. .......................................        261,612            86,844
   #*Solytech Enterprise Corp. ......................................        448,676           149,202
   #*Sonix Technology Co., Ltd. .....................................        323,000           440,777
    #South East Soda Manufacturing Co., Ltd. ........................        316,250           338,386
     Southeast Cement Co., Ltd. .....................................        538,000           189,937
    #Spirox Corp. ...................................................        225,145           117,894
     Springsoft, Inc. ...............................................        547,565           601,138
    #Standard Chemical & Pharmaceutical Co., Ltd. ...................        228,040           187,497
     Standard Foods Taiwan, Ltd. ....................................        376,243         1,223,513
    #Star Comgistic Capital Co., Ltd. ...............................        191,014           148,650
     Stark Technology, Inc. .........................................        297,400           270,890
    #Sunonwealth Electric Machine Industry Co., Ltd. ................        312,001           277,188
    #Sunplus Technology Co., Ltd. ...................................      1,382,153           554,094
    #Sunrex Technology Corp. ........................................        491,351           346,835
    #Sunspring Metal Corp. ..........................................        139,000           135,302
   #*Super Dragon Technology Co., Ltd. ..............................        184,150           205,656
    #Supreme Electronics Co., Ltd. ..................................        476,000           280,103
    #Sweeten Construction Co., Ltd. .................................        431,579           224,928
     Synnex Technology International Corp. ..........................      1,257,745         3,083,085
     Sysware Systex Corp. ...........................................         87,293           103,148
    *Ta Chen Stainless Pipe Co., Ltd. ...............................      1,471,641           755,699
    *Ta Chong Bank, Ltd. ............................................      4,375,200         1,259,523
     Ta Ya Electric Wire & Cable Co., Ltd. ..........................      1,505,520           402,798
    #Ta Yih Industrial Co., Ltd. ....................................         61,000           133,542
    #Tah Hsin Industrial Corp. ......................................        332,000           325,225
   #*TAI Roun Products Co., Ltd. ....................................        263,000            94,591
    #TA-I Technology Co., Ltd. ......................................        429,817           303,608
   #*Taichung Commercial Bank .......................................      4,111,743         1,383,685
     Tainan Enterprises Co., Ltd. ...................................        318,289           386,944
    #Tainan Spinning Co., Ltd. ......................................      2,993,018         1,322,239
     Taishin Financial Holdings Co., Ltd. ...........................     11,644,620         4,930,543
     Taisun Enterprise Co., Ltd. ....................................        801,979           432,325
    #Taita Chemical Co., Ltd. .......................................        596,009           257,289
    #Taiwan Acceptance Corp. ........................................         96,000           186,929
    *Taiwan Business Bank ...........................................      6,572,897         2,146,445
     Taiwan Cement Corp. ............................................      6,408,350         8,003,266
    #Taiwan Cogeneration Corp. ......................................        820,657           528,199
     Taiwan Cooperative Bank ........................................      7,761,477         5,093,874
     Taiwan Fertilizer Co., Ltd. ....................................      1,545,000         3,982,152
     Taiwan Fire & Marine Insurance Co., Ltd. .......................        624,880           471,346
    *Taiwan Flourescent Lamp Co., Ltd. ..............................        119,000            11,853

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    #Taiwan Fu Hsing Industrial Co., Ltd. ...........................        218,000   $       126,123
    #Taiwan Glass Industrial Corp. ..................................      1,565,636         1,926,270
    #Taiwan Hon Chuan Enterprise Co., Ltd. ..........................        447,359           964,911
    *Taiwan Kolin Co., Ltd. .........................................        508,000                --
   #*Taiwan Land Development Corp. ..................................      1,827,063           722,123
     Taiwan Life Insurance Co., Ltd. ................................        542,210           397,568
    #Taiwan Line Tek Electronic Co., Ltd. ...........................        157,401           145,293
     Taiwan Mask Corp. ..............................................        629,050           223,313
     Taiwan Mobile Co., Ltd. ........................................        900,900         2,581,532
     Taiwan Navigation Co., Ltd. ....................................        495,720           481,136
     Taiwan Paiho Co., Ltd. .........................................        696,703           523,842
    #Taiwan Pulp & Paper Corp. ......................................      1,100,260           408,520
    #Taiwan Sakura Corp. ............................................        721,304           417,230
     Taiwan Secom Co., Ltd. .........................................        432,932           781,169
     Taiwan Semiconductor Manufacturing Co., Ltd. ...................     15,178,652        36,988,502
    #Taiwan Sogo Shinkong Security Co., Ltd. ........................        623,407           534,759
    *Taiwan Styrene Monomer Corp. ...................................      1,355,602           344,465
    #Taiwan Tea Corp. ...............................................      1,681,896           886,836
     Taiyen Biotech Co., Ltd. .......................................        535,000           460,681
   #*Tatung Co., Ltd. ...............................................      6,038,748         2,126,176
   #*Teapo Electronic Corp. .........................................        191,001            31,835
     Teco Electric & Machinery Co., Ltd. ............................      5,180,000         3,022,037
    *Tecom, Ltd. ....................................................        408,000            32,929
    #Ten Ren Tea Co., Ltd. ..........................................        104,170           172,745
    #Test Research, Inc. ............................................        311,888           389,515
     Test-Rite International Co., Ltd. ..............................        659,000           480,011
   #*Thinking Electronic Industrial Co., Ltd. .......................        213,058           201,117
    #Thye Ming Industrial Co., Ltd. .................................        387,651           402,742
     TNC Industrial Corp., Ltd. .....................................        178,000           174,131
     Ton Yi Industrial Corp. ........................................      1,875,300           954,360
    #Tong Hsing Electronic Industries, Ltd. .........................        228,534           579,048
    #Tong Yang Industry Co., Ltd. ...................................      1,069,671         1,027,673
    #Tong-Tai Machine & Tool Co., Ltd. ..............................        456,720           418,183
    #Topco Scientific Co., Ltd. .....................................        365,005           528,816
    #Topoint Technology Co., Ltd. ...................................        361,324           257,569
     Transcend Information, Inc. ....................................        399,870           933,670
    #Tripod Technology Corp. ........................................        604,660         1,573,099
     Tsann Kuen Enterprise Co., Ltd. ................................        206,441           441,777
    #TSRC Corp. .....................................................        633,315         1,644,204
    #TTET Union Corp. ...............................................        173,000           280,787
    *Tung Ho Spinning, Weaving & Dyeing Co., Ltd. ...................        487,000           215,001
     Tung Ho Steel Enterprise Corp. .................................      2,183,645         1,957,236
     TXC Corp. ......................................................        748,762           881,390
    *TYC Brother Industrial Co., Ltd. ...............................        535,115           235,168
    *Tycoons Group Enterprise Co., Ltd. .............................      1,038,121           244,271
     Tyntek Corp. ...................................................        853,384           300,091
    *Tze Shin International Co., Ltd. ...............................        319,772           111,307
     U-Ming Marine Transport Corp. ..................................        884,200         1,394,224
     Unimicron Technology Corp. .....................................      2,883,563         3,744,141
   #*Union Bank of Taiwan ...........................................      2,777,139           938,328
    *Union Insurance Co., Ltd. ......................................        402,216           201,369
     Uni-President Enterprises Corp. ................................      3,795,287         5,219,132
     Unitech Electronics Co., Ltd. ..................................        238,365           104,533
     Unitech Printed Circuit Board Corp. ............................      1,257,921           585,593
     United Integration Service Co., Ltd. ...........................        519,800           521,701
    #United Microelectronics Corp. ..................................     25,231,441        11,078,423
    #Unity Opto Technology Co., Ltd. ................................        787,278           628,567
     Universal Cement Corp. .........................................      1,034,773           517,573
    #Universal Microelectronics Co., Ltd. ...........................        228,926            69,756
     Universal, Inc. ................................................        130,134            79,848
    #UPC Technology Corp. ...........................................      1,724,322           866,230

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     USI Corp. ......................................................      1,424,528   $     1,520,593
     U-Tech Media Corp. .............................................        250,000            50,312
    #Ve Wong Corp. ..................................................        339,524           247,328
    *Veutron Corp. ..................................................         23,143             2,011
   #*Via Technologies, Inc. .........................................        849,097           647,778
    #Visual Photonics Epitacy Co., Ltd. .............................        433,333           582,148
    *Waffer Technology Co., Ltd. ....................................         84,500            40,172
     Wah Lee Industrial Corp. .......................................        465,000           621,338
     Walsin Lihwa Corp. .............................................      8,593,307         2,882,598
     Walsin Technology Corp., Ltd. ..................................      1,435,551           446,057
    #Walton Advanced Engineering, Inc. ..............................        761,662           291,214
     Wan Hai Lines Co., Ltd. ........................................      2,790,026         1,448,221
    #Wan Hwa Enterprise Co., Ltd. ...................................        276,863           132,737
    *Waterland Financial Holdings Co., Ltd. .........................      5,574,678         2,046,608
    *WEI Chih Steel Industrial Co., Ltd. ............................        383,000            71,346
    #Wei Chuan Food Corp. ...........................................        684,000           763,062
    #Weikeng Industrial Co., Ltd. ...................................        572,450           418,827
     Well Shin Technology Co., Ltd. .................................        142,443           167,603
     Wellypower Optronics Corp. .....................................        336,000           194,690
     Weltrend Semiconductor, Inc. ...................................        651,275           382,681
   #*Winbond Electronics Corp. ......................................      8,103,000         1,513,418
    #Wintek Corp. ...................................................      3,994,754         3,053,154
     Wistron Corp. ..................................................      4,280,536         4,953,863
     Wistron NeWeb Corp. ............................................        335,843           792,718
     WPG Holdings, Ltd. .............................................      2,201,041         2,657,767
    #WT Microelectronics Co., Ltd. ..................................        507,783           694,351
    *WUS Printed Circuit Co., Ltd. ..................................        828,000           415,109
    #Yageo Corp. ....................................................      5,814,000         1,751,337
     Yang Ming Marine Transport Corp. ...............................      3,793,157         1,563,029
   #*Yem Chio Co., Ltd. .............................................        598,527           518,391
     Yeung Cyang Industrial Co., Ltd. ...............................        806,691           505,267
     Yi Jinn Industrial Co., Ltd. ...................................        607,017           168,283
     Yieh Phui Enterprise Co., Ltd. .................................      2,652,891           885,147
   #*Young Fast Optoelectronics Co., Ltd. ...........................        300,137           865,783
    #Young Optics, Inc. .............................................        102,214           302,993
   #*Yuanta Financial Holding Co., Ltd. .............................     15,566,563         8,873,674
     Yuen Foong Yu Paper Manufacturing Co., Ltd. ....................      3,225,997         1,311,221
    #Yulon Motor Co., Ltd. ..........................................      1,672,715         3,519,493
     Yung Chi Paint & Varnish Manufacturing Co., Ltd. ...............        195,350           278,471
     Yung Tay Engineering Co., Ltd. .................................        751,000         1,214,018
     YungShin Global Holding Corp. ..................................        379,000           582,895
     Zenitron Corp. .................................................        472,000           309,778
    #Zig Sheng Industrial Co., Ltd. .................................        981,796           479,087
    #Zinwell Corp. ..................................................        706,979           871,115
    #Zippy Technology Corp. .........................................        282,028           205,691
    #Zyxel Communication Corp. ......................................      1,019,496           673,534
                                                                                       ---------------
TOTAL TAIWAN ........................................................                      664,663,628
                                                                                       ---------------
THAILAND -- (2.1%)
     A.J. PCL (Foreign) .............................................        420,500           218,797
     Advance Info Service PCL (Foreign) .............................        598,409         2,539,589
    *Airports of Thailand PCL (Foreign) .............................        864,900         1,075,851
     Amata Corp. PCL (Foreign) ......................................      1,117,700           396,193
     Asia Plus Securities PCL (Foreign) .............................      1,845,400           107,423
     Asia Plus Securities PCL (Foreign) NVDR ........................      1,260,100            73,352
     Asian Property Development PCL (Foreign) .......................      4,052,960           598,388
     Ayudhya Insurance PCL (Foreign) ................................        191,400           108,927
     Bangchak Petroleum PCL (Foreign) ...............................      1,600,200           905,479
     Bangkok Aviation Fuel Services PCL (Foreign) ...................        417,554           141,222
     Bangkok Bank PCL (Foreign) .....................................      1,321,500         6,747,171
     Bangkok Bank PCL (Foreign) NVDR ................................        140,800           684,540

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
     Bangkok Chain Hospital PCL (Foreign) ...........................      1,428,940   $       292,758
     Bangkok Dusit Medical Services PCL (Foreign) ...................        716,400         1,572,585
     Bangkok Expressway PCL (Foreign) ...............................        873,400           465,813
     Bangkok Insurance PCL (Foreign) ................................          2,200            14,524
     Bangkok Life Assurance PCL (Foreign) NVDR ......................        398,800           557,672
    *Bangkok Metro PCL (Foreign) ....................................      2,141,900            35,524
    *Bangkokland PCL (Foreign) ......................................     23,900,000           373,073
     Bank of Ayudhya PCL (Foreign) ..................................      1,297,700           860,913
     Bank of Ayudhya PCL (Foreign) NVDR .............................      3,257,200         2,118,504
     Banpu PCL (Foreign) ............................................        167,624         3,477,857
     BEC World PCL (Foreign) ........................................        712,400           868,780
     Big C Supercenter PCL (Foreign) ................................        367,000         1,318,813
     Bumrungrad Hospital PCL (Foreign) ..............................        400,900           518,237
     Cal-Comp Electronics (Thailand) PCL (Foreign) ..................      4,903,100           376,303
    *Central Pattana PCL (Foreign) ..................................      1,289,700         1,363,098
     Central Plaza Hotel PCL (Foreign) ..............................      1,847,600           492,693
     CH Karnchang PCL (Foreign) .....................................      1,547,300           324,556
     Charoen Pokphand Foods PCL (Foreign) ...........................      3,815,900         3,753,853
     Charoong Thai Wire & Cable PCL (Foreign) .......................        343,000            78,081
     CP ALL PCL (Foreign) ...........................................      1,207,200         1,845,151
     Delta Electronics (Thailand) PCL (Foreign) .....................      1,156,900           699,783
     Diamond Building Products PCL (Foreign) ........................        663,000           126,132
     Dynasty Ceramic PCL (Foreign) ..................................        190,400           340,553
     Eastern Water Resources Development & Management PCL (Foreign) .        846,600           154,178
     Electricity Generating PCL (Foreign) ...........................        242,500           662,439
     Electricity Generating PCL (Foreign) NVDR ......................        133,800           365,502
    *Erawan Group PCL (Foreign) .....................................      1,295,200            92,665
     Esso Thailand PCL (Foreign) ....................................      3,735,500         1,105,465
    *G J Steel PCL (Foreign) ........................................     38,223,900           186,458
    *G Steel PCL (Foreign) ..........................................     16,698,000           200,919
    *GFPT PCL(Foreign) ..............................................      1,272,822           384,951
     Glow Energy PCL (Foreign) ......................................        830,300         1,444,587
     GMM Grammy PCL (Foreign) .......................................        186,400            98,807
     Hana Microelectronics PCL (Foreign) ............................        744,457           401,886
     Hermraj Land & Development PCL (Foreign) .......................      9,272,000           621,149
    *Home Product Center PCL (Foreign) ..............................      3,054,820           918,930
     ICC International PCL (Foreign) ................................         49,200            70,800
     IRPC PCL (Foreign) .............................................     19,588,990         2,446,235
     Italian-Thai Development PCL (Foreign) NVDR ....................      5,167,600           625,154
    *ITV PCL (Foreign) ..............................................        183,700             6,273
     Jasmine International PCL (Foreign) ............................      8,314,600           459,669
     Kang Yong Electric PCL (Foreign) ...............................            500             2,610
     Kasikornbank PCL (Foreign) .....................................      1,273,700         5,198,353
     Kasikornbank PCL (Foreign) NVDR ................................        238,500           961,756
     KGI Securities Thailand PLC (Foreign) ..........................      3,347,300           174,168
     Khon Kaen Sugar Industry PCL (Foreign) .........................      1,173,600           446,540
     Kiatnakin Finance PCL (Foreign) ................................        800,500           722,402
     Krung Thai Bank PCL (Foreign) ..................................      7,543,100         3,728,622
    *Krungthai Card PCL (Foreign) ...................................        115,200            37,838
     Lam Soon Thailand PCL (Foreign) ................................        354,600            37,824
     Land & Houses PCL (Foreign) ....................................      4,807,400           891,128
     Land & Houses PCL (Foreign) NVDR ...............................        639,600           118,560
     Lanna Resources PCL (Foreign) ..................................        265,800           199,674
     Loxley PCL (Foreign) ...........................................      2,656,600           241,902
     LPN Development PCL (Foreign) ..................................      1,590,700           522,474
     Major Cineplex Group PCL (Foreign) .............................        993,100           390,781
     MBK PCL (Foreign) ..............................................        142,900           408,950
     MCOT PCL (Foreign) .............................................        605,100           496,871
     MCS Steel PCL (Foreign) ........................................        369,600            97,358
    *Minor International PCL (Foreign) ..............................      2,369,792           809,197
     Muramoto Electronic (Thailand) PCL (Foreign) ...................          7,400            46,446

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
    Padaeng Industry PCL (Foreign) NVDR .............................        192,800   $        79,001
    Phatra Capital PCL (Foreign) ....................................        129,400           117,828
    Polyplex PCL (Foreign) ..........................................        790,300           393,222
    Precious Shipping PCL (Foreign) .................................      1,154,900           544,587
    Preuksa Real Estate PCL (Foreign) ...............................      2,373,400           825,866
    Property Perfect PCL (Foreign) ..................................      8,301,000           170,069
    PTT Exploration & Production PCL (Foreign) ......................        987,802         5,171,906
   *PTT Global Chemical PCL (Foreign) ...............................      2,736,511         5,828,991
    PTT PCL (Foreign) ...............................................      1,352,380        13,457,830
    Quality Houses PCL (Foreign) ....................................      9,065,600           398,002
    Ratchaburi Electricity Generating Holding PCL (Foreign) .........        845,300         1,133,939
   *Regional Container Lines PCL (Foreign) ..........................      1,163,000           226,927
    Robinson Department Store PCL (Foreign) .........................        623,500           669,122
    Rojana Industrial Park PCL (Foreign) ............................        710,100           150,102
    Saha-Union PCL (Foreign) ........................................        297,800           259,062
   *Sahaviriya Steel Industries PCL (Foreign) .......................     18,093,580           400,118
    Samart Corporation PCL (Foreign) ................................      1,172,200           274,466
    Samart I-Mobile PCL (Foreign) ...................................      1,746,000           113,561
    Samart Telcoms PCL (Foreign) ....................................        551,300           186,456
    Sansiri PCL (Foreign) ...........................................      7,059,264           245,639
    SC Asset Corp. PCL (Foreign) ....................................        860,200           265,753
   *Shinawatra Satellite PCL (Foreign) ..............................      1,076,600           290,594
    Siam Cement PCL (Foreign) (The) .................................         89,100         1,074,995
    Siam Cement PCL (Foreign) (The) NVDR ............................        131,300         1,345,024
    Siam City Cement PCL (Foreign) ..................................        114,800           877,333
    Siam City Cement PCL (Foreign) NVDR .............................          9,100            69,545
    Siam Commercial Bank PCL (Foreign) ..............................      1,531,969         5,853,865
    Siam Future Development PCL (Foreign) ...........................        761,700           149,863
    Siam Makro PCL (Foreign) ........................................        110,300           746,094
    Siamgas & Petrochemicals PCL (Foreign) ..........................        833,000           300,693
    Sino-Thai Engineering & Construction PCL (Foreign) ..............      1,560,800           553,259
    SNC Former PCL (Foreign) ........................................        221,400           145,440
    Somboon Advance Technology PCL (Foreign) ........................        428,400           242,412
    Sri Trang Agro Industry PCL (Foreign) ...........................      1,247,400           770,751
    STP & I PCL (Foreign) ...........................................        279,728           185,576
    Supalai PCL (Foreign) ...........................................      2,095,700           851,911
    SVI PCL (Foreign) ...............................................      1,805,700           185,561
   *Tata Steel (Thailand) PCL (Foreign) .............................      6,188,400           169,049
   *Thai Airways International PCL (Foreign) ........................      2,219,837         1,400,483
    Thai Carbon Black PCL (Foreign) .................................        108,000            84,293
    Thai Central Chemical PCL (Foreign) .............................         60,400            28,285
    Thai Oil PCL (Foreign) ..........................................      1,684,300         3,190,585
    Thai Plastic & Chemicals PCL (Foreign) ..........................        745,900           562,760
    Thai Rayon PCL (Foreign) ........................................          7,100            18,760
    Thai Reinsurance PCL (Foreign) ..................................        220,700            29,140
    Thai Stanley Electric PCL (Foreign) .............................         51,200           236,436
   *Thai Stanley Electric PCL (Foreign) NVDR ........................          5,600            25,860
    Thai Tap Water Supply PCL (Foreign) .............................      2,833,700           455,235
    Thai Union Frozen Products PCL (Foreign) ........................        731,625         1,261,012
    Thai Vegetable Oil PCL (Foreign) ................................        815,725           443,012
   *Thai-German Ceramic Industry PCL (Foreign) ......................        683,200           113,311
    Thanachart Capital PCL (Foreign) ................................      1,838,200         1,476,538
    Thoresen Thai Agencies PCL (Foreign) ............................        758,020           367,301
    Ticon Industrial Connection PCL (Foreign) .......................      1,174,900           401,185
   *Tipco Asphalt PCL (Foreign) .....................................        196,400           338,511
    Tisco Financial Group PCL (Foreign) .............................      1,063,200         1,192,859
    TMB Bank PCL (Foreign) ..........................................     35,389,213         1,576,690
    Total Access Communication PCL (Foreign) ........................        200,000           487,805
   *Total Access Communication PCL (Foreign) NVDR ...................      1,744,400         4,197,906
    TPI Polene PCL (Foreign) ........................................      2,187,261           917,583
   *True Corp. PCL (Foreign) ........................................     14,611,415         1,349,477

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
    Univanich Palm Oil PCL (Foreign) ................................         15,000   $        38,293
    Vanachai Group PCL (Foreign) ....................................      1,337,400           147,005
    Vibhavadi Medical Center PCL (Foreign) ..........................        301,300            49,972
    Vinythai PCL (Foreign) ..........................................        563,300           261,957
                                                                                       ---------------
TOTAL THAILAND ......................................................                      126,628,375
                                                                                       ---------------
TURKEY -- (1.6%)
    Adana Cimento Sanayii T.A.S. Series A ...........................        122,833           277,634
    Adana Cimento Sanayii T.A.S. Series C ...........................              1                --
   *Advansa Sasa Polyester Sanayi A.S. ..............................        457,588           407,273
    Afyon Cimento Sanayi T.A.S. .....................................            651            39,802
    Akbank T.A.S. ...................................................      1,377,789         5,017,837
    Akcansa Cimento Sanayi ve Ticaret A.S. ..........................        166,515           630,269
   *Akenerji Elektrik Uretim A.S. ...................................        265,623           420,624
   *Akfen Holding A.S. ..............................................         10,130            53,383
    Aksa Akrilik Kimya Sanayii A.S. .................................        239,810           616,009
   *Aksigorta A.S. ..................................................        323,868           267,409
    Alarko Holding A.S. .............................................        367,095           654,589
   *Albaraka Turk Katilim Bankasi A.S. ..............................        365,879           385,902
    Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S. ............         82,285           862,977
    Anadolu Anonim Turk Sigorta Sirketi A.S. ........................        569,262           272,318
    Anadolu Cam Sanayii A.S. ........................................        366,922           661,603
    Anadolu Efes Biracilik ve Malt Sanayi A.S. ......................        128,385         1,555,996
    Anadolu Hayat Sigorta A.S. ......................................         92,036           157,185
   *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. ...................              1                 6
    Arcelik A.S. ....................................................        652,252         2,499,254
    Aselsan Elektronik Sanayi Ve Ticaret A.S. .......................         87,397           373,163
   *Asya Katilim Bankasi A.S. .......................................      1,059,432         1,133,790
   *Ayen Enerji A.S. ................................................         84,123            73,916
    Aygaz A.S. ......................................................        271,764         1,477,766
    Bagfas Bandirma Gubre Fabrikalari A.S. ..........................          3,578           338,523
    Banvit Bandirma Vitaminli Yem Sanayii A.S. ......................         64,466           125,918
    Bati Anabolu Cimento A.S. .......................................        132,507           486,493
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S. ..............         29,433           138,772
    BIM BirlesikMagazalar A.S. ......................................         69,056         2,099,177
    Bolu Cimento Sanayii A.S. .......................................        184,348           163,608
   *Borusan Mannesmann Boru Sanayi ve Ticaret A.S. ..................         34,445           526,973
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S. ....................            584            47,463
   *Boyner Buyuk Magazacilik A.S. ...................................         43,429            72,686
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S. ................          1,337           112,123
   *BSH ev Aletleri Sanayi ve Ticaret A.S. ..........................            510            26,448
    Bursa Cimento Fabrikasi A.S. ....................................         65,230           167,463
    Celebi Hava Servisi A.S. ........................................          7,051            76,812
    Cimsa Cimento Sanayi ve Ticaret A.S. ............................        120,291           519,916
   *Coca-Cola Icecek A.S. ...........................................         65,093           877,871
   *Deva Holding A.S. ...............................................        208,738           260,561
   *Dogan Gazetecilik A.S. ..........................................         63,205            71,689
   *Dogan Sirketler Grubu Holdings A.S. .............................      1,736,358           636,204
   *Dogan Yayin Holding A.S. ........................................      1,392,246           518,300
   *Dogus Otomotiv Servis ve Ticaret A.S. ...........................        311,037           668,451
   *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S. .....................        114,305            74,533
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S. ................         43,974            77,942
    Eczacibasi Yatirim Holding Ortakligi A.S. .......................         74,572           204,333
    EGE Seramik Sanayi ve Ticaret A.S. ..............................        122,153           132,544
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
       Ticaret A.S. .................................................        442,968           542,457
    Enka Insaat ve Sanayi A.S. ......................................        385,517           993,071
    Eregli Demir ve Celik Fabrikalari T.A.S. ........................      1,831,791         3,777,637
    Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S. .............          5,505           132,835
    Ford Otomotiv Sanayi A.S. .......................................        138,652         1,007,924
    Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. .............          1,787           233,092
    Gentas Genel Metal Sanayi ve Ticaret A.S. .......................        196,556           185,179

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TURKEY -- (Continued)
    *Global Yatirim Holding A.S. ....................................        634,420   $       393,192
    *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S. ...............         61,429            22,116
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S. ...........          5,202           174,221
     Goodyear Lastikleri T.A.S. .....................................         23,932           716,607
    *GSD Holding A.S. ...............................................        508,433           203,197
    *Gubre Fabrikalari Ticaret A.S. .................................         36,813           252,106
    *Gunes Sigorta A.S. .............................................        135,452           145,459
     Haci Omer Sabanci Holding A.S. .................................             --                 2
    *Hurriyet Gazetecilik ve Matbaacilik A.S. .......................        476,337           247,033
    *Ihlas EV Aletleri A.S. .........................................        252,538           115,447
    *Ihlas Holding A.S. .............................................      3,043,851         1,475,494
    *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. ....................        116,620           219,153
    *Is Finansal Kiralama A.S. ......................................        366,267           209,896
     Is Yatirim Menkul Degerler A.S. ................................        147,677           122,056
    *Isiklar Yatirim Holding A.S. ...................................        267,745           140,152
     Ittifak Holding A.S. ...........................................         19,789            77,267
    *Izmir Demir Celik Sanayi A.S. ..................................        296,660           609,649
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A ....        512,415           350,104
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B ....        248,469           208,502
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D ....      1,492,736           690,074
    *Karsan Otomotiv Sanayii Ve Ticaret A.S. ........................         99,162            70,909
     Kartonsan Karton Sanayi ve Ticaret A.S. ........................          2,096           232,069
    *Kerevitas Gida Sanayii ve Ticaret A.S. .........................          3,338           101,785
     Koc Holding A.S. Series B ......................................        928,989         3,302,164
     Konya Cimento Sanayii A.S. .....................................          2,929           573,973
     Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret
        A.S. ........................................................        378,338           929,733
    *Koza Anadolu Metal Madencilik Isletmeleri A.S. .................        285,680           657,166
     Mardin Cimento Sanayii ve Ticaret A.S. .........................        117,829           416,724
    *Marshall Boya ve Vernik A.S. ...................................          3,877           104,373
    *Marti Otel Isletmeleri A.S. ....................................        136,993            74,809
    *Menderes Tekstil Sanayi ve Ticaret A.S. ........................        289,061           138,544
    *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S. ................         93,505            58,958
    *Net Holding A.S. ...............................................        520,444           457,897
     Net Turizm Ticaret ve Sanayi A.S. ..............................        566,180           271,635
     Netas Telekomunikasyon A.S. ....................................         12,477         1,052,832
     Nuh Cimento Sanayi A.S. ........................................         93,978           530,183
     Otokar Otomotive Ve Savunma Sanayi A.S. ........................         13,080           233,567
    *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S. .........        241,624           520,060
    *Petkim Petrokimya Holding A.S. .................................      1,057,063         1,444,100
     Pinar Entegre Et ve Un Sanayi A.S. .............................         52,436           179,287
     Pinar SUT Mamulleri Sanayii A.S. ...............................         72,918           631,969
    *Reysas Tasimacilik ve Lojistik Ticaret A.S. ....................        150,867            93,493
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S. ............        101,457           239,038
     Sekerbank T.A.S. ...............................................        807,375           454,090
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ......................        363,277           343,671
     Soda Sanayii A.S. ..............................................        184,606           356,374
     Soktas Tekstil Sanayi ve Ticaret A.S. ..........................         38,257           163,693
    *TAT Konserve Sanayii A.S. ......................................        114,373           179,698
    *TAV Havalimanlari Holding A.S. .................................        241,106         1,161,381
    *Tekfen Holding A.S. ............................................        276,125           945,063
    *Tekstil Bankasi A.S. ...........................................        324,792           129,810
     Tofas Turk Otomobil Fabrikasi A.S. .............................        289,397         1,112,261
    *Trabzonspor Sportif Yatirim ve T.A.S. ..........................         10,390           106,815
     Trakya Cam Sanayii A.S. ........................................        731,779         1,172,840
     Tupras Turkiye Petrol Rafinerileri A.S. ........................        185,375         4,176,761
     Turcas Petrol A.S. .............................................        273,037           447,211
    *Turk Hava Yollari A.S. .........................................      1,016,671         1,467,069
    *Turk Telekomunikasyon A.S. .....................................        288,803         1,221,956
    *Turk Traktor ve Ziraat Makineleri A.S. .........................         18,173           337,796
    *Turkcell Iletisim Hizmetleri A.S. ..............................        285,422         1,405,398
   #*Turkcell Iletisim Hizmetleri A.S. ADR ..........................        124,138         1,529,380

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TURKEY -- (Continued)
    Turkiye Garanti Bankasi A.S. ....................................      2,165,274   $     7,597,017
    Turkiye Halk Bankasi A.S. .......................................        287,295         1,765,526
    Turkiye Is Bankasi A.S. .........................................      2,294,598         5,333,217
    Turkiye Sinai Kalkinma Bankasi A.S. .............................      1,251,358         1,398,911
    Turkiye Sise ve Cam Fabrikalari A.S. ............................      1,087,268         2,075,833
    Turkiye Vakiflar Bankasi T.A.O. .................................      1,520,352         2,583,494
    Ulker Biskuvi Sanayi A.S. .......................................        259,740           823,844
   *Uzel Makina Sanayii A.S. ........................................         63,028            27,800
    Vestel Beyaz Esya Sanayi ve Ticaret A.S. ........................        157,058           181,000
   *Vestel Elektronik Sanayi ve Ticaret A.S. ........................        230,622           271,610
    Yapi Kredi Sigorta A.S. .........................................         38,327           303,893
   *Yapi ve Kredi Bankasi A.S. ......................................      1,041,089         1,946,075
   *Zorlu Enerji Elektrik Uretim A.S. ...............................        179,564           175,852
                                                                                       ---------------
TOTAL TURKEY ........................................................                       93,018,037
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    5,028,776,358
                                                                                       ---------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.5%)
    AES Tiete SA ....................................................        157,541         2,255,502
    Alpargatas SA ...................................................        420,000         2,788,828
    Banco Bradesco SA Sponsored ADR .................................      2,639,163        48,032,767
    Banco Cruzeiro do Sul SA ........................................         26,000           208,987
    Banco Daycoval SA ...............................................         75,294           414,877
    Banco do Estado do Rio Grande do Sul SA .........................        397,798         4,198,445
    Banco Industrial e Comercial SA .................................        214,350           976,333
   *Banco Panamericano SA ...........................................         53,400           237,320
    Brasil Telecom SA ADR ...........................................        119,739         2,460,636
   #Braskem SA Preferred A Sponsored ADR ............................        166,188         2,998,032
   *Braskem SA Preferred Series A ...................................         58,000           522,620
    Centrais Electricas de Santa Catarina SA Preferred Series B .....         35,950           774,762
   *Centrais Eletricas Brasileiras SA Preferred Series B ............        131,000         1,800,740
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA
       Sponsored ADR Series A .......................................        183,588         7,194,814
    Cia de Bebidas das Americas SA ..................................        111,878         3,740,453
    Cia de Bebidas das Americas SA ADR ..............................        313,600        10,574,592
    Cia de Gas de Sao Paulo SA Preferred Series A ...................         44,600           907,924
    Cia de Tecidos Norte de Minas - Coteminas SA ....................         85,900           182,122
    Cia de Transmissao de Energia Electrica Paulista SA Preferred
       Series A .....................................................         45,100         1,300,580
    Cia Energetica de Minas Gerais SA ...............................          4,587            76,840
   #Cia Energetica de Minas Gerais SA Sponsored ADR .................        382,905         6,524,701
    Cia Energetica de Sao Paulo SA Preferred Series B ...............        233,400         4,049,851
    Cia Energetica do Ceara SA Preferred Series A ...................         54,700         1,105,565
    Cia Ferro Ligas da Bahia - Ferbasa ..............................        111,889           673,869
   #Cia Paranaense de Energia SA Sponsored ADR Series A .............        118,318         2,387,657
   *Cia Paranaense de Energia-Copel SA Series B .....................         34,380           689,262
    Confab Industrial SA ............................................        550,265         1,695,489
    Contax Participacoes SA .........................................         86,100           968,396
   #Contax Participacoes SA ADR .....................................         46,700           100,405
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA ..........        181,220         3,272,167
    Empressa Metropolitanade Aguas e Energia SA .....................          6,100            23,805
    Eucatex SA Industria e Comercio SA ..............................         42,168           167,262
   *Forjas Taurus SA ................................................        209,923           218,867
    Fras-Le SA ......................................................          4,800             9,506
    Gerdau SA .......................................................         90,683           818,173
    Gerdau SA Sponsored ADR .........................................      1,649,675        14,880,068
    Gol Linhas Aereas Inteligentes SA ...............................         78,200           619,460
    Inepar SA Industria e Construcoes ...............................        115,250           200,044
    Itau Unibanco Holding SA ADR ....................................      2,052,691        39,247,452
   *Klabin SA .......................................................      1,224,833         4,501,672
    Lojas Americanas SA .............................................        350,447         3,133,274
    Marcopolo SA ....................................................        515,600         2,330,463
    Metalurgica Gerdau SA ...........................................        231,100         2,603,299

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Parana Banco SA ................................................         27,200   $       156,687
    *Petroleo Brasileiro SA .........................................         24,200           302,773
    #Petroleo Brasileiro SA ADR .....................................      2,409,950        60,947,636
     Randon Participacoes SA ........................................        324,794         2,079,090
     Saraiva SA Livreiros Editores ..................................         50,300           729,516
     Suzano Papel e Celullose SA ....................................        450,092         2,262,454
     TAM SA .........................................................        104,100         2,079,757
     Tele Norte Leste Participacoes SA ..............................         27,000           292,355
    #Tele Norte Leste Participacoes SA ADR ..........................        373,785         4,055,567
     Telefonica Brasil SA ...........................................        168,198         4,893,549
     Telefonica Brasil SA ADR .......................................        215,376         6,250,212
     Telemar Norte Leste SA Preferred Series A ......................         67,100         1,829,876
     Ultrapar Participacoes SA Sponsored ADR ........................         12,000           213,120
    *Unipar Participacoes SA Preferred Series B .....................      1,176,709           239,886
     Universo Online SA .............................................         56,900           625,060
     Usinas Siderurgicas de Minas Gerais SA Perferred Series A ......        816,200         5,709,621
     Vale Fertilizantes SA ..........................................        134,900         1,903,851
     Vale SA Series A ...............................................        237,528         5,651,640
    #Vale SA Sponsored ADR ..........................................      1,909,586        45,066,230
     Whirlpool SA ...................................................         51,687           102,359
                                                                                       ---------------
TOTAL BRAZIL ........................................................                      327,259,120
                                                                                       ---------------
CHILE -- (0.0%)
     Embotelladora Andina SA ........................................        139,598           544,203
     Embotelladora Andina SA Preferred Series B .....................        132,175           628,678
                                                                                       ---------------
TOTAL CHILE .........................................................                        1,172,881
                                                                                       ---------------
INDIA -- (0.0%)
    *JSW ISPAT Steel, Ltd. ..........................................         86,925             8,230
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *TA Global Berhad ...............................................      1,295,940           113,451
                                                                                       ---------------
TOTAL PREFERRED STOCKS ..............................................                      328,553,682
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12 ..............        140,666                --
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *QL Resources Berhad Warrants 02/13/13 ..........................         31,292             6,732
    *Sunway Berhad Warrants 08/17/16 ................................         16,883             3,109
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                            9,841
                                                                                       ---------------
SOUTH KOREA -- (0.0%)
    *Hanjin Shipping Co., Ltd. Rights 11/03/11 ......................         56,470           183,443
    *Samsung Securities Co., Ltd. Rights 11/23/11 ...................         11,550           120,903
    *Woori Investment & Securities Co., Ltd. Rights 11/22/11 ........         86,151           186,576
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                          490,922
                                                                                       ---------------
TAIWAN -- (0.0%)
    *Advancetek Enterprise Co., Ltd. Rights 11/28/11 ................         38,936             1,692
    *Ruentex Development Co., Ltd. Rights 11/14/11 ..................        190,065            52,411
                                                                                       ---------------
TOTAL TAIWAN ........................................................                           54,103
                                                                                       ---------------
THAILAND -- (0.0%)
    *Bangkok Land PCL (Foreign) NVDR Warrants 05/02/13 ..............        314,910             1,126
    *Erawan Group PCL (Foreign) Warrants 12/17/13 ...................        111,520             1,378
    *Property Perfect PCL (Foreign) Rights ..........................        230,583                --
    *Rojana Industrial Park PCL (Foreign) Warrants 12/30/16 .........        236,700            20,783

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
   *Tipco Asphalt PCL (Foreign) Warrants 04/17/14 ...................         11,830   $         3,732
                                                                                       ---------------
TOTAL THAILAND ......................................................                           27,019
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                          581,885
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@DFA Short Term Investment Fund ..................................    570,330,893       570,330,893
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued
      at $2,559,154) to be repurchased at $2,508,982 ................   $      2,509         2,508,974
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      572,839,867
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $5,410,576,029) ............................................                  $ 5,930,751,792
                                                                                       ===============

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (92.6%)
Consumer Discretionary -- (14.6%)
    #Best Buy Co., Inc. .............................................          9,943   $       260,805
     Carnival Corp. .................................................      2,260,335        79,586,395
     CBS Corp. Class A ..............................................          7,236           190,813
    #CBS Corp. Class B ..............................................      3,627,769        93,632,718
    *Clear Channel Outdoor Holdings, Inc. Class A ...................        168,716         1,855,876
    #Comcast Corp. Class A ..........................................      9,940,714       233,109,743
     Comcast Corp. Special Class A ..................................      3,843,964        88,411,172
    #D.R. Horton, Inc. ..............................................      1,448,033        16,116,607
    #Dillard's, Inc. Class A ........................................        105,055         5,413,484
   #*Education Management Corp. .....................................          1,649            32,749
    #Foot Locker, Inc. ..............................................        707,352        15,462,715
   #*GameStop Corp. Class A .........................................        604,456        15,455,940
     Gannett Co., Inc. ..............................................        148,642         1,737,625
    *General Motors Co. .............................................        357,680         9,246,028
    *Hyatt Hotels Corp. Class A .....................................         16,464           612,296
    #J.C. Penney Co., Inc. ..........................................      1,065,775        34,190,062
    #Lennar Corp. Class A ...........................................        802,616        13,275,269
     Lennar Corp. Class B Voting ....................................          4,809            61,219
    *Liberty Interactive Corp. Class A ..............................      3,316,465        54,489,520
    *Liberty Media Corp. - Liberty Starz Class A ....................        295,430        20,177,869
    #Lowe's Cos., Inc. ..............................................        310,272         6,521,917
     Macy's, Inc. ...................................................        149,221         4,555,717
   #*MGM Resorts International ......................................      2,598,118        29,930,319
    *Mohawk Industries, Inc. ........................................        392,417        20,660,755
    #News Corp. Class A .............................................      9,024,175       158,103,546
    #News Corp. Class B .............................................      3,247,295        57,964,216
   #*Penn National Gaming, Inc. .....................................        213,610         7,689,960
    #Royal Caribbean Cruises, Ltd. ..................................      1,043,290        31,006,579
   #*Sears Holdings Corp. ...........................................        595,638        46,566,979
     Service Corp. International ....................................        209,828         2,098,280
    #Staples, Inc. ..................................................         72,996         1,092,020
    #Time Warner Cable, Inc. ........................................      2,004,056       127,638,327
    #Time Warner, Inc. ..............................................      6,251,359       218,735,051
    *Toll Brothers, Inc. ............................................        912,316        15,910,791
     Walt Disney Co. (The) ..........................................         74,118         2,585,236
    #Washington Post Co. Class B ....................................         36,180        12,306,989
     Wendy's Co. (The) ..............................................        224,200         1,134,452
    #Whirlpool Corp. ................................................        213,025        10,823,800
     Wyndham Worldwide Corp. ........................................        879,722        29,620,240
                                                                                       ---------------
Total Consumer Discretionary ........................................                    1,468,264,079
                                                                                       ---------------
Consumer Staples -- (8.4%)
     Archer-Daniels-Midland Co. .....................................      3,072,555        88,919,742
    #Bunge, Ltd. ....................................................        519,326        32,078,767
    *Constellation Brands, Inc. Class A .............................        933,566        18,876,705
    #Corn Products International, Inc. ..............................        279,819        13,571,222
    #CVS Caremark Corp. .............................................      6,703,937       243,352,913
   #*Fortune Brands, Inc. ...........................................        742,497        36,701,627
     J.M. Smucker Co. ...............................................        561,176        43,221,776
     Kraft Foods, Inc. Class A ......................................      6,937,764       244,070,538
     Molson Coors Brewing Co. Class B ...............................        798,416        33,804,933
   #*Ralcorp Holdings, Inc. .........................................        210,351        17,004,775
    #Safeway, Inc. ..................................................      1,082,518        20,968,374
   #*Smithfield Foods, Inc. .........................................        780,989        17,853,409
     Tyson Foods, Inc. Class A ......................................      1,845,901        35,625,889
                                                                                       ---------------
Total Consumer Staples ..............................................                      846,050,670
                                                                                       ---------------


                                      1177

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (16.5%)
     Anadarko Petroleum Corp. .......................................      2,511,298   $   197,136,893
    #Apache Corp. ...................................................        722,673        71,999,911
    #Baker Hughes, Inc. .............................................         27,157         1,574,834
     Cabot Oil & Gas Corp. ..........................................         14,435         1,121,888
    #Chesapeake Energy Corp. ........................................      3,189,528        89,689,527
    #Chevron Corp. ..................................................      1,013,563       106,474,793
     ConocoPhillips .................................................      5,710,341       397,725,251
   #*Denbury Resources, Inc. ........................................      1,350,143        21,197,245
     Devon Energy Corp. .............................................        734,202        47,686,420
     Helmerich & Payne, Inc. ........................................        513,387        27,301,921
     Hess Corp. .....................................................      1,462,821        91,514,082
     Marathon Oil Corp. .............................................      3,514,978        91,494,877
     Marathon Petroleum Corp. .......................................      1,757,489        63,093,855
    #Murphy Oil Corp. ...............................................        647,133        35,831,754
    *Nabors Industries, Ltd. ........................................      1,355,841        24,852,566
    #National Oilwell Varco, Inc. ...................................      1,891,996       134,956,075
     Patterson-UTI Energy, Inc. .....................................        732,485        14,884,095
     Pioneer Natural Resources Co. ..................................        550,341        46,173,610
    *Plains Exploration & Production Co. ............................        664,529        20,932,664
     QEP Resources, Inc. ............................................        422,614        15,023,928
   #*Rowan Cos., Inc. ...............................................        593,524        20,470,643
    #Sunoco, Inc. ...................................................        612,366        22,798,386
     Teekay Corp. ...................................................            300             7,728
   #*Tesoro Corp. ...................................................        578,663        15,010,518
    #Tidewater, Inc. ................................................        276,715        13,622,679
    *Transocean, Ltd. ...............................................        159,867         9,136,399
   #*Unit Corp. .....................................................         23,478         1,151,831
     Valero Energy Corp. ............................................      2,742,854        67,474,208
    *Weatherford International, Ltd. ................................        719,552        11,153,056
                                                                                       ---------------
Total Energy ........................................................                    1,661,491,637
                                                                                       ---------------
Financials -- (16.7%)
    *Allegheny Corp. ................................................         17,584         5,579,755
     Allied World Assurance Co. Holdings AG .........................        188,355        10,943,426
     Allstate Corp. (The) ...........................................      1,358,225        35,775,647
     Alterra Capital Holdings, Ltd. .................................         35,444           768,426
   #*American Capital, Ltd. .........................................        788,816         6,129,100
     American Financial Group, Inc. .................................        582,168        20,859,079
    *American International Group, Inc. .............................        175,760         4,339,514
     American National Insurance Co. ................................         92,565         6,614,695
     Assurant, Inc. .................................................        493,401        19,015,675
     Assured Guaranty, Ltd. .........................................         98,365         1,253,170
     Axis Capital Holdings, Ltd. ....................................        613,817        19,243,163
     Bank of America Corp. ..........................................     23,609,592       161,253,513
    #Capital One Financial Corp. ....................................      2,343,277       106,994,028
     Cincinnati Financial Corp. .....................................         20,753           600,592
    *CIT Group, Inc. ................................................        141,327         4,925,246
     Citigroup, Inc. ................................................      7,841,714       247,719,745
     CME Group, Inc. ................................................        315,128        86,836,672
    #CNA Financial Corp. ............................................      1,618,509        43,052,339
    *E*Trade Financial Corp. ........................................         57,660           625,611
     Everest Re Group, Ltd. .........................................        231,133        20,783,479
    *Genworth Financial, Inc. Class A ...............................      2,390,330        15,250,305
    #Hartford Financial Services Group, Inc. ........................      2,160,202        41,583,889
     JPMorgan Chase & Co. ...........................................        505,764        17,580,357
     KeyCorp ........................................................      3,863,464        27,276,056
    #Legg Mason, Inc. ...............................................        721,237        19,834,018
    #Lincoln National Corp. .........................................      1,587,360        30,239,208
     Loews Corp. ....................................................      2,340,216        92,906,575
   #*MetLife, Inc. ..................................................      4,759,859       167,356,642
     Morgan Stanley .................................................      3,076,864        54,275,881


                                      1178

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *NASDAQ OMX Group, Inc. (The) ...................................        840,414   $    21,052,371
    #Old Republic International Corp. ...............................      1,432,884        12,666,695
    *PartnerRe, Ltd. ................................................        184,960        11,508,211
     People's United Financial, Inc. ................................         83,467         1,064,204
    #PNC Financial Services Group, Inc. .............................             22             1,182
    *Popular, Inc. ..................................................        715,998         1,331,756
    *Principal Financial Group, Inc. ................................        352,411         9,085,156
   #*Prudential Financial, Inc. .....................................      2,326,280       126,084,376
     Regions Financial Corp. ........................................      5,735,171        22,539,222
     Reinsurance Group of America, Inc. .............................        428,134        22,361,439
     SunTrust Banks, Inc. ...........................................      2,564,707        50,601,669
     Transatlantic Holdings, Inc. ...................................        296,194        15,413,936
     Travelers Cos., Inc. (The) .....................................         46,267         2,699,679
    #Unum Group .....................................................      1,898,589        45,262,362
     Validus Holdings, Ltd. .........................................        329,771         9,022,535
     White Mountains Insurance Group, Ltd. ..........................         33,758        14,178,360
     XL Group P.L.C. ................................................      1,407,163        30,591,724
    #Zions Bancorporation ...........................................        777,171        13,491,689
                                                                                       ---------------
Total Financials ....................................................                    1,678,572,372
                                                                                       ---------------
Health Care -- (10.1%)
     Aetna, Inc. ....................................................      1,938,699        77,082,672
    *Alere, Inc. ....................................................        223,291         5,818,963
   #*Boston Scientific Corp. ........................................      6,686,533        39,383,679
    *CareFusion Corp. ...............................................        878,309        22,484,710
     CIGNA Corp. ....................................................         20,821           923,203
    *Community Health Systems, Inc. .................................            242             4,230
     Cooper Cos., Inc. (The) ........................................         20,654         1,431,322
    *Coventry Health Care, Inc. .....................................        670,576        21,331,023
    *Endo Pharmaceuticals Holdings, Inc. ............................        165,930         5,361,198
   #*Hologic, Inc. ..................................................      1,218,221        19,637,723
     Humana, Inc. ...................................................        712,843        60,513,242
    *Life Technologies Corp. ........................................         27,799         1,130,585
    #Omnicare, Inc. .................................................        602,337        17,961,689
    *PerkinElmer, Inc. ..............................................        438,767         9,069,314
     Pfizer, Inc. ...................................................     17,575,216       338,498,660
    #Teleflex, Inc. .................................................         87,566         5,241,701
    *Thermo Fisher Scientific, Inc. .................................      1,994,284       100,252,657
     UnitedHealth Group, Inc. .......................................      2,296,880       110,227,271
     WellPoint, Inc. ................................................      2,580,122       177,770,406
                                                                                       ---------------
Total Health Care ...................................................                    1,014,124,248
                                                                                       ---------------
Industrials -- (13.3%)
   #*AECOM Technology Corp. .........................................         58,810         1,230,305
    *AGCO Corp. .....................................................        260,044        11,397,729
    *Cintas Corp. ...................................................          8,087           241,720
    *CNH Global N.V. ................................................            163             6,060
     Covanta Holding Corp. ..........................................        244,607         3,585,939
     CSX Corp. ......................................................      6,342,908       140,875,987
    #FedEx Corp. ....................................................          8,410           688,190
    *Fortune Brands Home & Security, Inc. ...........................        742,497        10,788,481
     General Electric Co. ...........................................     21,437,880       358,226,975
   #*Hertz Global Holdings, Inc. ....................................        874,434        10,143,434
    #Ingersoll-Rand P.L.C. ..........................................        838,990        26,117,759
    *KAR Auction Services, Inc. .....................................            245             3,369
     L-3 Communications Holdings, Inc. ..............................        393,381        26,663,364
     Norfolk Southern Corp. .........................................      2,045,548       151,350,097
    #Northrop Grumman Corp. .........................................      1,627,982        94,015,960
    *Owens Corning, Inc. ............................................        589,248        16,722,858
    #Pentair, Inc. ..................................................        355,075        12,764,946
   #*Quanta Services, Inc. ..........................................        437,312         9,135,448


                                      1179

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #R. R. Donnelley & Sons Co. .....................................        656,126   $    10,694,854
     Raytheon Co. ...................................................         81,351         3,594,901
    #Republic Services, Inc. ........................................        988,417        28,130,348
     Ryder System, Inc. .............................................        295,507        15,053,127
    #Southwest Airlines Co. .........................................      4,290,532        36,684,049
     Stanley Black & Decker, Inc. ...................................        513,008        32,755,561
    #Trinity Industries, Inc. .......................................            200             5,454
     Tyco International, Ltd. .......................................      1,426,599        64,981,584
     Union Pacific Corp. ............................................      2,590,289       257,915,076
   #*URS Corp. ......................................................        378,541        13,513,914
                                                                                       ---------------
     Total Industrials ..............................................                    1,337,287,489
                                                                                       ---------------
Information Technology -- (3.2%)
     Activision Blizzard, Inc. ......................................      2,584,783        34,610,243
    *Arrow Electronics, Inc. ........................................        568,882        20,508,196
    *Avnet, Inc. ....................................................        711,662        21,570,475
     AVX Corp. ......................................................        292,217         3,918,630
    *Brocade Communications Systems, Inc. ...........................        406,194         1,779,130
    #Computer Sciences Corp. ........................................        897,932        28,248,941
     Corning, Inc. ..................................................      1,799,329        25,712,411
    *EchoStar Corp. Class A .........................................          7,469           196,883
     Fidelity National Information Services, Inc. ...................      1,302,741        34,105,759
   #*IAC/InterActiveCorp ............................................        540,265        22,059,020
    *Ingram Micro, Inc. Class A .....................................        911,755        16,302,179
   #*Micron Technology, Inc. ........................................      3,193,681        17,852,677
     Molex, Inc. Class A ............................................            183             3,733
     Motorola Solutions, Inc. .......................................        215,163        10,093,296
   #*Tech Data Corp. ................................................         18,421           905,945
    *Western Digital Corp. ..........................................        733,517        19,540,893
     Xerox Corp. ....................................................      5,383,231        44,034,830
    *Yahoo!, Inc. ...................................................      1,444,811        22,596,844
                                                                                       ---------------
Total Information Technology ........................................                      324,040,085
                                                                                       ---------------
Materials -- (2.5%)
    #Alcoa, Inc. ....................................................      5,357,434        57,645,990
    #Ashland, Inc. ..................................................        375,445        19,883,567
    #Bemis Co., Inc. ................................................          2,331            65,524
   #*Coeur d'Alene Mines Corp. ......................................         77,230         1,974,771
     Cytec Industries, Inc. .........................................         58,817         2,627,355
    #Domtar Corp. ...................................................        199,193        16,315,899
     Huntsman Corp. .................................................         56,811           666,961
     International Paper Co. ........................................      2,299,481        63,695,624
    #MeadWestavco Corp. .............................................        988,501        27,589,063
     Nucor Corp. ....................................................        155,703         5,882,459
     Reliance Steel & Aluminum Co. ..................................        363,907        16,081,050
     Rock-Tenn Co. Class A ..........................................         47,683         2,822,357
     Sealed Air Corp. ...............................................        170,809         3,040,400
     Steel Dynamics, Inc. ...........................................        893,527        11,160,152
    #United States Steel Corp. ......................................         97,681         2,477,190
    #Vulcan Materials Co. ...........................................        576,439        18,036,776
    #Westlake Chemical Corp. ........................................         11,449           471,813
                                                                                       ---------------
Total Materials .....................................................                      250,436,951
                                                                                       ---------------
Telecommunication Services -- (5.9%)
     AT&T, Inc. .....................................................     13,044,608       382,337,460
    #CenturyLink, Inc. ..............................................      1,882,865        66,389,820
    #Frontier Communications Corp. ..................................      1,781,243        11,150,581
   #*MetroPCS Communications, Inc. ..................................      1,453,136        12,351,656
    *NII Holdings, Inc. .............................................        110,211         2,593,265
    *Sprint Nextel Corp. ............................................     13,961,200        35,880,284


                                      1180

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Telecommunication Services -- (Continued)
    #Telephone & Data Systems, Inc. .................................        286,273   $     6,635,808
     Telephone & Data Systems, Inc. Special Shares ..................        251,163         5,254,330
    *United States Cellular Corp. ...................................        265,925        10,602,430
     Verizon Communications, Inc. ...................................      1,811,751        66,998,552
                                                                                       ---------------
     Total Telecommunication Services ...............................                      600,194,186
                                                                                       ---------------
Utilities -- (1.4%)
    *AES Corp. ......................................................      2,166,297        24,305,852
    *Calpine Corp. ..................................................      1,760,385        26,705,040
    *GenOn Energy, Inc. .............................................        545,662         1,664,269
    *NRG Energy, Inc. ...............................................        987,176        21,145,310
     Public Service Enterprise Group, Inc. ..........................      1,895,147        63,866,454
                                                                                       ---------------
Total Utilities .....................................................                      137,686,925
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    9,318,148,642
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................     15,006,327        15,006,327
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund ..................................    724,867,696       724,867,696
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/11 (Collateralized by $284,470 FHLMC, rates ranging
       from 4.500% to 6.000%, maturities ranging from 07/01/30 to
       10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
       maturities ranging from 06/01/26 to 06/01/41, valued at
       $285,492) to be repurchased at $276,185 ......................   $        276           276,184
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      725,143,880
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,292,882,883) ............................................                  $10,058,298,849
                                                                                       ===============


                                      1181

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (5.1%)
     Alumina, Ltd. ..................................................      2,919,489   $     4,447,277
    #Alumina, Ltd. Sponsored ADR ....................................        172,484         1,062,501
     Amcor, Ltd. ....................................................      1,929,191        14,114,374
     Amcor, Ltd. Sponsored ADR ......................................         77,103         2,250,637
     Asciano Group, Ltd. ............................................      3,083,751         4,929,721
    #Australia & New Zealand Banking Group, Ltd. ....................      1,413,228        31,933,787
    #Bank of Queensland, Ltd. .......................................        224,981         1,978,263
     Bendigo Bank, Ltd. .............................................        545,170         5,383,183
    #Boral, Ltd. ....................................................      1,547,524         6,317,151
     Caltex Australia, Ltd. .........................................        291,956         4,054,662
     Crown, Ltd. ....................................................      1,068,293         9,001,909
   #*Downer EDI, Ltd. ...............................................        132,490           420,743
    *Echo Entertainment Group, Ltd. .................................      1,526,918         5,926,770
    #Fairfax Media, Ltd. ............................................      4,500,769         4,364,170
    #Harvey Norman Holdings, Ltd. ...................................        991,617         2,245,823
     Incitec Pivot, Ltd. ............................................      4,149,937        15,031,593
     Insurance Australia Group, Ltd. ................................      1,979,602         6,526,443
     Lend Lease Group NL ............................................        773,285         6,291,669
     Macquarie Group, Ltd. ..........................................        568,086        14,626,045
     National Australia Bank, Ltd. ..................................      1,758,678        46,973,112
     New Hope Corp., Ltd. ...........................................         51,436           318,402
     OneSteel, Ltd. .................................................      2,331,726         2,965,427
    #Origin Energy, Ltd. ............................................      1,987,549        29,951,112
     OZ Minerals, Ltd. ..............................................        485,313         5,828,000
     Primary Health Care, Ltd. ......................................         28,910           100,622
   #*Qantas Airways, Ltd. ...........................................      2,850,317         4,766,890
     Santos, Ltd. ...................................................      1,410,263        19,046,420
     Seven Group Holdings, Ltd. .....................................          1,681            13,505
     Sims Metal Management, Ltd. ....................................        105,268         1,537,650
    #Sims Metal Management, Ltd. Sponsored ADR ......................        124,013         1,778,346
     Sonic Healthcare, Ltd. .........................................        331,308         3,828,372
     Suncorp Group, Ltd. ............................................      3,142,301        28,201,790
    #TABCORP Holdings, Ltd. .........................................      1,636,394         5,031,565
     Tatts Group, Ltd. ..............................................      2,381,675         5,794,382
     Toll Holdings, Ltd. ............................................        571,524         2,886,820
   #*Treasury Wine Estates, Ltd. ....................................         44,390           173,319
     Washington H. Soul Pattinson & Co., Ltd. .......................        113,801         1,645,812
     Wesfarmers, Ltd. ...............................................      2,539,298        86,154,389
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                      387,902,656
                                                                                       ---------------
AUSTRIA -- (0.3%)
     Erste Group Bank AG ............................................        342,508         7,301,745
     OMV AG .........................................................        286,325         9,977,372
    #Raiffeisen Bank International AG ...............................         35,757           992,349
     Voestalpine AG .................................................         68,767         2,362,761
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                       20,634,227
                                                                                       ---------------
BELGIUM -- (0.8%)
     Ageas SA .......................................................      2,276,502         4,563,631
     Delhaize Group SA ..............................................        219,319        14,325,965
    #Delhaize Group SA Sponsored ADR ................................         52,900         3,455,957
    *D'ieteren SA ...................................................            945            53,779
     KBC Groep NV ...................................................        315,731         7,001,623
     Solvay SA ......................................................        168,640        17,179,315
     UCB SA .........................................................        290,371        12,757,340
                                                                                       ---------------
TOTAL BELGIUM .......................................................                       59,337,610
                                                                                       ---------------


                                      1182

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (12.2%)
     Astral Media, Inc. Class A .....................................         40,138   $     1,378,001
    #BCE, Inc. ......................................................        254,680        10,095,216
     Bell Aliant, Inc. ..............................................        162,757         4,581,852
    #Cameco Corp. ...................................................        248,320         5,328,884
    *Canadian National Resources, Ltd. ..............................        813,093        28,681,565
     Canadian Pacific Railway, Ltd. .................................        282,553        17,464,851
    #Canadian Tire Corp. Class A ....................................        214,347        12,812,435
    #Canadian Utilities, Ltd. Class A ...............................         77,580         4,689,436
    *CGI Group, Inc. Class A ........................................        351,412         7,192,179
     Empire Co., Ltd. Class A .......................................         65,500         4,003,928
    #Encana Corp. ...................................................      2,051,015        44,487,529
    #Enerplus Corp. .................................................        371,811        10,340,207
     Ensign Energy Services, Inc. ...................................        452,198         6,800,550
     Fairfax Financial Holdings, Ltd. ...............................         54,722        22,875,361
    #Genworth MI Canada, Inc. .......................................         84,524         1,865,591
     George Weston, Ltd. ............................................        139,152         9,645,359
     Goldcorp, Inc. .................................................        952,168        46,330,723
     Groupe Aeroplan, Inc. ..........................................         93,112         1,072,411
    #Husky Energy, Inc. .............................................        783,918        20,125,871
     Industrial Alliance Insurance & Financial Services, Inc. .......        168,485         5,481,784
    #Inmet Mining Corp. .............................................        128,378         7,663,397
     Intact Financial Corp. .........................................        121,000         6,751,964
   #*Katanga Mining, Ltd. ...........................................        143,478           204,403
     Kinross Gold Corp. .............................................      2,678,826        38,190,236
    #Loblaw Cos., Ltd. ..............................................        224,875         8,606,954
    *Lundin Mining Corp. ............................................      1,008,210         3,954,955
    #Magna International, Inc. ......................................        583,936        22,279,494
    #Manitoba Telecom Services, Inc. ................................         40,500         1,297,381
    #Manulife Financial Corp. .......................................      4,206,497        55,537,999
    #Methanex Corp. .................................................         57,415         1,480,377
    #Metro, Inc. Class A ............................................        137,300         6,727,597
    #National Bank of Canada ........................................        109,467         7,812,874
    *New Gold, Inc. .................................................        575,613         7,132,000
     Nexen, Inc. ....................................................      1,729,162        29,370,166
    #Pengrowth Energy Corp. .........................................        641,417         6,692,487
    #Penn West Petroleum, Ltd. ......................................        783,332        13,996,632
    *Precision Drilling Corp. .......................................        603,516         6,999,393
    #Progress Energy Resources Corp. ................................        394,565         5,585,465
     Progressive Waste Solutions, Ltd. ..............................        122,391         2,578,591
    *Quadra FNX Mining, Ltd. ........................................        397,631         4,587,666
     Quebecor, Inc. Class B .........................................         60,800         2,104,439
    *Sears Canada, Inc. .............................................         34,515           523,568
    #Sun Life Financial, Inc. .......................................      1,513,735        38,209,754
     Suncor Energy, Inc. ............................................      3,046,286        97,034,944
     Talisman Energy, Inc. ..........................................      1,986,345        28,178,498
     Teck Resources, Ltd. Class A ...................................          4,115           174,591
    #Teck Resources, Ltd. Class B ...................................      1,483,730        59,483,171
    #Telus Corp. Non-Voting .........................................        365,532        18,677,246
    #Thomson Reuters Corp. ..........................................      1,832,184        54,207,280
    #TransAlta Corp. ................................................        602,148        13,248,162
    #TransCanada Corp. ..............................................      1,901,357        80,823,171
   #*Uranium One, Inc. ..............................................        632,800         1,904,590
     Viterra, Inc. ..................................................        861,686         8,869,725
     Yamana Gold, Inc. ..............................................      1,777,340        26,533,052
                                                                                       ---------------
TOTAL CANADA ........................................................                      932,675,955
                                                                                       ---------------
DENMARK -- (1.0%)
    *A.P. Moller - Maersk A.S. Series A .............................            527         3,392,942
     A.P. Moller - Maersk A.S. Series B .............................          3,855        26,070,541
     Carlsberg A.S. Series B ........................................        312,511        21,157,093
    *Danske Bank A.S. ...............................................      1,413,008        19,319,371


                                      1183

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
DENMARK -- (Continued)
    *H. Lundbeck A.S. ...............................................         37,701   $       760,215
    #Rockwool International A.S. Series B ...........................            246            24,006
    *TDC A.S. .......................................................        252,103         2,070,024
   #*Vestas Wind Systems A.S. .......................................        348,128         5,396,723
                                                                                       ---------------
TOTAL DENMARK .......................................................                       78,190,915
                                                                                       ---------------
FINLAND -- (0.5%)
    *Kesko Oyj Series A .............................................            230             8,238
     Kesko Oyj Series B .............................................        142,815         5,069,108
     Sampo Oyj Series A .............................................        378,030        10,390,900
     Stora Enso Oyj Series R ........................................      1,304,065         8,254,258
    #Stora Enso Oyj Sponsored ADR ...................................         91,500           579,195
     UPM-Kymmene Oyj ................................................      1,166,852        13,644,174
    #UPM-Kymmene Oyj Sponsored ADR ..................................         69,300           809,424
                                                                                       ---------------
TOTAL FINLAND .......................................................                       38,755,297
                                                                                       ---------------
FRANCE -- (8.1%)
    *Arkema SA ......................................................         18,655         1,267,777
     AXA SA .........................................................      4,058,877        65,282,762
     AXA SA Sponsored ADR ...........................................        140,900         2,275,535
     BNP Paribas SA .................................................        757,110        33,808,658
    *Bollore SA .....................................................            778           178,889
   #*Bouygues SA ....................................................        179,968         6,721,579
    #Capgemini SA ...................................................        324,351        12,411,407
     Casino Guichard Perrachon SA ...................................        139,924        13,102,133
     Cie de Saint-Gobain SA .........................................      1,039,077        48,023,542
   #*Cie Generale de Geophysique - Veritas SA Sponsored ADR .........        141,089         3,081,384
     Cie Generale des Establissements Michelin SA Series B ..........        297,791        21,563,109
     Ciments Francais SA ............................................         26,702         2,358,300
     CNP Assurances SA ..............................................        318,796         4,868,480
     Credit Agricole SA .............................................      2,838,495        21,970,919
    *Eiffage SA .....................................................         16,693           566,170
     France Telecom SA ..............................................      1,712,907        30,796,059
     GDF Suez SA ....................................................      2,974,295        83,793,967
     Groupe Eurotunnel SA ...........................................        836,474         7,534,902
     Lafarge SA .....................................................        505,082        20,450,941
     Lagardere SCA ..................................................        243,906         6,533,810
     Natixis SA .....................................................      2,026,810         6,423,466
     Peugeot SA .....................................................        358,364         7,797,392
     PPR SA .........................................................        161,317        25,032,451
     Renault SA .....................................................        500,084        20,894,589
     Rexel SA .......................................................        149,168         2,674,214
    *Sanofi SA ......................................................        141,050        10,090,581
    #Sanofi SA ADR ..................................................        651,672        23,297,274
     SCOR SE ........................................................        199,252         4,641,898
     Societe Generale SA ............................................      1,383,654        39,616,437
     STMicroelectronics NV ..........................................      1,542,301        10,687,910
     Vivendi SA .....................................................      3,567,218        79,714,572
                                                                                       ---------------
TOTAL FRANCE ........................................................                      617,461,107
                                                                                       ---------------
GERMANY -- (7.6%)
     Allianz SE .....................................................        409,076        45,514,671
    #Allianz SE Sponsored ADR .......................................      2,834,240        31,743,488
     Bayerische Motoren Werke AG ....................................        915,762        74,391,132
    *Commerzbank AG .................................................      3,033,545         7,407,121
     Daimler AG .....................................................      2,088,586       106,077,407
     Deutsche Bank AG ...............................................      1,039,440        42,979,349
    #Deutsche Bank AG (D18190898) ...................................        420,711        17,421,642
     Deutsche Lufthansa AG ..........................................        464,311         6,308,393
     Deutsche Telekom AG ............................................      2,852,483        36,238,329


                                      1184

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
    #Deutsche Telekom AG Sponsored ADR ..............................      3,099,741   $    39,366,711
     E.ON AG ........................................................      2,426,569        58,516,673
     Fraport AG .....................................................         37,336         2,350,743
     Generali Deutschland Holding AG ................................         10,355           849,380
     Hannover Rueckversicherung AG ..................................         74,974         3,691,311
     Heidelberger Zement AG .........................................        201,967         9,143,457
     Linde AG .......................................................         16,685         2,643,198
     Merck KGaA .....................................................         50,209         4,685,238
     Munchener Rueckversicherungs-Gesellschaft AG ...................        400,624        53,651,325
     RWE AG .........................................................        301,659        12,858,802
     Salzgitter AG ..................................................         79,216         4,477,336
     SCA Hygiene Products SE ........................................          3,195         1,469,227
     Suedzucker AG ..................................................         54,734         1,598,790
     ThyssenKrupp AG ................................................        368,208        10,548,642
     Volkswagen AG ..................................................         46,763         7,313,024
                                                                                       ---------------
TOTAL GERMANY .......................................................                      581,245,389
                                                                                       ---------------
GREECE -- (0.1%)
     Hellenic Petroleum S.A. ........................................        334,517         2,931,220
    *National Bank of Greece S.A. ...................................        705,803         1,628,090
    #National Bank of Greece S.A. ADR ...............................        619,230           335,251
                                                                                       ---------------
TOTAL GREECE ........................................................                        4,894,561
                                                                                       ---------------
HONG KONG -- (1.4%)
     Cathay Pacific Airways, Ltd. ...................................        170,000           308,579
     Dah Sing Financial Holdings, Ltd. ..............................        113,650           352,086
     Great Eagle Holdings, Ltd. .....................................        860,324         1,897,621
     Hang Lung Group, Ltd. ..........................................        447,000         2,708,092
     Henderson Land Development Co., Ltd. ...........................      3,177,114        17,366,197
     Hong Kong & Shanghai Hotels, Ltd. ..............................      1,334,848         1,778,074
     Hopewell Holdings, Ltd. ........................................      1,064,169         2,763,638
     Hutchison Whampoa, Ltd. ........................................      5,618,000        51,349,161
     Hysan Development Co., Ltd. ....................................      1,040,362         3,610,584
    *Kowloon Development Co., Ltd. ..................................          3,000             2,887
     New World Development Co., Ltd. ................................      8,159,476         8,574,992
     Orient Overseas International, Ltd. ............................        460,500         2,081,255
    #Sino Land Co., Ltd. ............................................      1,526,684         2,413,286
     Wharf Holdings, Ltd. ...........................................        268,990         1,430,824
     Wheelock & Co., Ltd. ...........................................      3,482,000        10,230,415
                                                                                       ---------------
TOTAL HONG KONG .....................................................                      106,867,691
                                                                                       ---------------
IRELAND -- (0.2%)
     CRH P.L.C. .....................................................        576,994        10,415,338
    #CRH P.L.C. Sponsored ADR .......................................        259,888         4,784,538
                                                                                       ---------------
TOTAL IRELAND .......................................................                       15,199,876
                                                                                       ---------------
ISRAEL -- (0.5%)
     Bank Hapoalim B.M. .............................................      2,940,875        11,399,004
     Bank Leumi Le-Israel B.M. ......................................      2,840,659         9,843,747
     Bezeq The Israeli Telecommunication Corp., Ltd. ................        977,823         2,066,351
     Elbit Systems, Ltd. ............................................         57,084         2,526,857
     Israel Chemicals, Ltd. .........................................        143,651         1,703,360
    *Israel Discount Bank, Ltd. Series A ............................      1,954,545         3,230,744
    *NICE Systems, Ltd. .............................................         11,443           407,528
    *NICE Systems, Ltd. Sponsored ADR ...............................        160,983         5,756,752
    *Oil Refineries, Ltd. ...........................................         56,525            32,425
     Partner Communications Co., Ltd. ...............................         95,455         1,133,387
    *Strauss Group, Ltd. ............................................         17,492           229,726
                                                                                       ---------------
TOTAL ISRAEL ........................................................                       38,329,881
                                                                                       ---------------


                                      1185

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ITALY -- (1.2%)
     Banca Monte Dei Paschi di Siena SpA ............................      5,888,363   $     2,734,254
     Banco Popolare Scarl ...........................................        426,228           632,569
    *Fiat SpA .......................................................         99,617           610,002
     Finmeccanica SpA ...............................................      1,096,376         7,514,741
     Intesa Sanpaolo SpA ............................................     10,123,801        17,868,535
     Telecom Italia SpA .............................................      5,476,933         6,814,819
    #Telecom Italia SpA Sponsored ADR ...............................      1,874,500        23,300,035
     UniCredit SpA ..................................................     21,860,189        25,366,255
     Unione di Banche Italiane ScpA .................................      1,141,087         4,323,553
                                                                                       ---------------
TOTAL ITALY .........................................................                       89,164,763
                                                                                       ---------------
JAPAN -- (19.3%)
     77 Bank, Ltd. (The) ............................................        737,372         2,904,448
     AEON Co., Ltd. .................................................      1,886,800        24,676,953
     Aisin Seiki Co., Ltd. ..........................................        277,300         8,770,160
     Ajinomoto Co., Inc. ............................................      1,311,000        14,675,863
     Alfresa Holdings Corp. .........................................         85,700         3,210,884
     Amada Co., Ltd. ................................................        821,000         5,446,664
     Aozora Bank, Ltd. ..............................................        991,000         2,505,273
     Asahi Kasei Corp. ..............................................        968,000         5,740,565
    #Asatsu-DK, Inc. ................................................         32,500           762,754
     Autobacs Seven Co., Ltd. .......................................          5,600           256,430
    #Awa Bank, Ltd. (The) ...........................................         65,600           436,010
     Bank of Kyoto, Ltd. (The) ......................................        739,400         6,280,788
     Bank of Yokohama, Ltd. (The) ...................................      1,308,000         5,988,568
     Bridgestone Corp. ..............................................      1,141,200        26,757,828
     Canon Marketing Japan, Inc. ....................................        124,900         1,480,632
    #Casio Computer Co., Ltd. .......................................        249,300         1,527,227
     Chiba Bank, Ltd. (The) .........................................      1,016,000         6,216,242
     Chugoku Bank, Ltd. (The) .......................................        403,800         5,289,272
    #Chuo Mitsui Trust Holdings, Inc. ...............................      5,625,629        19,251,602
     Citizen Holdings Co., Ltd. .....................................        511,000         2,710,361
     Coca-Cola West Co., Ltd. .......................................        109,007         1,946,744
     COMSYS Holdings Corp. ..........................................        151,700         1,484,869
     Cosmo Oil Co., Ltd. ............................................      1,212,364         3,032,953
     Credit Saison Co., Ltd. ........................................        337,100         6,578,124
     Dai Nippon Printing Co., Ltd. ..................................      1,815,000        19,011,090
     Daicel Chemical Industries, Ltd. ...............................        515,000         2,923,425
     Daido Steel Co., Ltd. ..........................................        324,000         1,963,358
    #Dainippon Sumitomo Pharma Co., Ltd. ............................        357,200         3,914,415
     Daiwa Securities Group, Inc. ...................................      3,289,000        11,508,120
     Denso Corp. ....................................................        245,688         7,555,710
   #*Elpida Memory, Inc. ............................................        385,300         2,395,038
     Fuji Heavy Industries, Ltd. ....................................      1,298,000         8,227,039
     Fuji Television Network, Inc. ..................................          1,128         1,613,818
     FUJIFILM Holdings Corp. ........................................      1,327,000        32,477,262
     Fujikura, Ltd. .................................................        694,000         2,215,090
     Fujitsu, Ltd. ..................................................        520,000         2,780,776
     Fukuoka Financial Group, Inc. ..................................      1,800,000         6,969,642
     Fukuyama Transporting Co., Ltd. ................................         71,000           364,523
     Glory, Ltd. ....................................................        119,600         2,559,925
     Gunma Bank, Ltd. (The) .........................................        921,397         4,715,606
     H2O Retailing Corp. ............................................        198,000         1,428,463
     Hachijuni Bank, Ltd. (The) .....................................        993,231         5,522,146
     Hakuhodo DY Holdings, Inc. .....................................         39,920         2,169,013
     Hankyu Hanshin Holdings, Inc. ..................................        582,000         2,457,566
     Higo Bank, Ltd. (The) ..........................................        376,000         2,052,946
    #Hiroshima Bank, Ltd. (The) .....................................        300,000         1,334,446
     Hitachi Capital Corp. ..........................................        105,100         1,284,307
     Hitachi High-Technologies Corp. ................................        159,200         3,326,864
     Hitachi Transport System, Ltd. .................................         95,800         1,666,945


                                      1186

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Hokkoku Bank, Ltd. (The) .......................................        512,409   $     1,725,821
    #Hokuhoku Financial Group, Inc. .................................      2,620,000         4,896,511
    #House Foods Corp. ..............................................        148,300         2,688,298
     Hyakujishi Bank, Ltd. (The) ....................................        178,000           681,624
     Idemitsu Kosan Co., Ltd. .......................................         51,124         4,782,065
     Inpex Corp. ....................................................          3,476        22,948,836
     Isetan Mitsukoshi Holdings, Ltd. ...............................        882,200         8,986,057
     ITOCHU Corp. ...................................................      2,055,100        20,325,859
     Iyo Bank, Ltd. (The) ...........................................        548,000         5,141,197
     J. Front Retailing Co., Ltd. ...................................      1,136,000         4,974,453
    #JFE Holdings, Inc. .............................................        600,700        11,432,862
     Joyo Bank, Ltd. (The) ..........................................      1,518,000         6,360,142
     JS Group Corp. .................................................        419,700         8,800,749
     JTEKT Corp. ....................................................        463,200         5,065,175
     JX Holdings, Inc. ..............................................      5,520,533        32,156,473
     Kagoshima Bank, Ltd. (The) .....................................        358,143         2,345,155
    #Kajima Corp. ...................................................      1,666,000         5,348,269
     Kamigumi Co., Ltd. .............................................        519,000         4,531,862
     Kaneka Corp. ...................................................        653,542         3,505,424
    #Kawasaki Kisen Kaisha, Ltd. ....................................      1,166,087         2,378,387
     Keiyo Bank, Ltd. (The) .........................................        418,000         2,030,644
     Kewpie Corp. ...................................................        113,400         1,546,221
     Kinden Corp. ...................................................        285,000         2,340,370
     Kobe Steel, Ltd. ...............................................      3,785,000         6,330,266
     Kyocera Corp. ..................................................        306,200        26,916,864
     Kyocera Corp. Sponsored ADR ....................................         13,600         1,209,856
     Kyowa Hakko Kirin Co., Ltd. ....................................        604,000         6,807,089
     Mabuchi Motor Co., Ltd. ........................................         36,100         1,582,215
     Marui Group Co., Ltd. ..........................................        542,642         4,218,635
     Maruichi Steel Tube, Ltd. ......................................        104,400         2,338,512
   #*Mazda Motor Corp. ..............................................      3,005,000         6,316,351
     Medipal Holdings Corp. .........................................        339,800         3,169,753
     Meiji Holdings Co., Ltd. .......................................        144,395         6,330,628
     Mitsubishi Chemical Holdings Corp. .............................      3,885,000        23,550,395
     Mitsubishi Corp. ...............................................      1,206,300        24,809,930
     Mitsubishi Gas Chemical Co., Inc. ..............................        890,000         5,808,755
     Mitsubishi Heavy Industries, Ltd. ..............................      9,007,000        36,699,293
     Mitsubishi Logistics Corp. .....................................        236,000         2,595,362
     Mitsubishi Materials Corp. .....................................      2,533,000         6,733,053
     Mitsubishi Tanabe Pharma Corp. .................................        426,800         7,382,480
    #Mitsubishi UFJ Financial Group, Inc. ...........................     15,413,706        66,987,001
     Mitsubishi UFJ Financial Group, Inc. ADR .......................      4,781,372        20,703,341
     Mitsui & Co., Ltd. .............................................      1,172,100        17,106,243
     Mitsui & Co., Ltd. Sponsored ADR ...............................         11,723         3,458,285
     Mitsui Chemicals, Inc. .........................................      1,861,800         6,106,123
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................      1,025,000         1,628,028
     Mitsui Mining & Smelting Co., Ltd. .............................         64,030           174,508
     Mitsui O.S.K. Lines, Ltd. ......................................        819,000         3,155,615
     Mizuho Financial Group, Inc. ...................................      4,816,500         6,741,603
    #Mizuho Financial Group, Inc. ADR ...............................        349,173           981,176
     MS&AD Insurance Group Holdings, Inc. ...........................        865,753        16,956,948
     Nagase & Co., Ltd. .............................................        235,889         2,655,698
     Namco Bandai Holdings, Inc. ....................................        270,900         3,927,940
     Nanto Bank, Ltd. (The) .........................................        323,000         1,721,835
    *NEC Corp. ......................................................      5,425,101        12,071,695
     Nippon Electric Glass Co., Ltd. ................................         76,000           681,812
     Nippon Express Co., Ltd. .......................................      1,952,238         7,547,238
     Nippon Meat Packers, Inc. ......................................        429,536         5,353,935
    #Nippon Paper Group, Inc. .......................................        231,700         5,310,242
     Nippon Sheet Glass Co., Ltd. ...................................      1,171,739         2,526,668
     Nippon Shokubai Co., Ltd. ......................................        234,000         2,386,620


                                      1187

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nippon Steel Corp. .............................................      7,450,000   $    19,423,774
     Nippon Television Network Corp. ................................         12,380         1,752,228
     Nippon Yusen K.K. ..............................................      3,032,000         7,646,856
    #Nishi-Nippon Bank, Ltd. ........................................      1,403,569         3,827,664
     Nissan Motor Co., Ltd. .........................................      4,503,100        41,404,872
     Nisshin Seifun Group, Inc. .....................................        394,500         4,848,621
     Nisshin Steel Co., Ltd. ........................................      1,431,000         2,265,037
     Nisshinbo Holdings, Inc. .......................................        305,000         2,768,996
     NKSJ Holdings, Inc. ............................................        338,250         6,764,933
     NOK Corp. ......................................................        162,200         2,745,037
     Nomura Holdings, Inc. ..........................................      3,293,400        12,548,431
    #Nomura Real Estate Holdings, Inc. ..............................        164,700         2,655,066
     NTN Corp. ......................................................        651,000         2,875,448
     Obayashi Corp. .................................................      1,650,682         7,578,431
    #OJI Paper Co., Ltd. ............................................      1,997,000         9,877,677
    #Ono Pharmaceutical Co., Ltd. ...................................         59,200         3,218,834
     Onward Holdings Co., Ltd. ......................................        278,000         2,046,638
     Panasonic Corp. ................................................      3,240,817        32,761,715
     Panasonic Corp. Sponsored ADR ..................................        302,421         3,036,307
     Rengo Co., Ltd. ................................................        428,000         2,824,719
     Ricoh Co., Ltd. ................................................      1,666,000        13,654,520
     Rohm Co., Ltd. .................................................        230,500        11,744,311
     San-in Godo Bank, Ltd. (The) ...................................        309,900         2,252,793
     Sankyo Co., Ltd. ...............................................         57,500         3,004,769
     Sapporo Hokuyo Holdings, Inc. ..................................        529,800         1,754,507
     SBI Holdings, Inc. .............................................         45,820         3,815,348
    #Seiko Epson Corp. ..............................................        296,800         3,901,037
     Seino Holdings Co., Ltd. .......................................        295,000         2,213,206
     Sekisui Chemical Co., Ltd. .....................................        846,000         6,638,778
     Sekisui House, Ltd. ............................................      1,354,000        12,120,534
     Seven & I Holdings Co., Ltd. ...................................      1,317,900        35,169,141
     Sharp Corp. ....................................................      2,998,000        27,635,710
    #Shiga Bank, Ltd. ...............................................        455,185         2,930,949
     Shimizu Corp. ..................................................      1,371,000         5,899,476
     Shinsei Bank, Ltd. .............................................      1,642,000         1,804,695
     Shizuoka Bank, Ltd. ............................................      1,009,000         9,789,513
     Showa Denko K.K. ...............................................      1,456,000         2,641,595
     Showa Shell Sekiyu K.K. ........................................         80,900           585,547
    #SKY Perfect JSAT Holdings, Inc. ................................          3,029         1,472,114
     Sojitz Corp. ...................................................      2,578,100         4,375,200
     Sony Corp. .....................................................        768,200        16,027,283
    #Sony Corp. Sponsored ADR .......................................      1,801,665        37,780,915
     Sumitomo Bakelite Co., Ltd. ....................................        347,000         2,031,748
     Sumitomo Chemical Co., Ltd. ....................................      2,223,000         8,205,062
     Sumitomo Corp. .................................................      3,241,900        40,138,454
     Sumitomo Electric Industries, Ltd. .............................      2,606,700        28,901,695
     Sumitomo Forestry Co., Ltd. ....................................        158,000         1,367,189
     Sumitomo Heavy Industries, Ltd. ................................        297,000         1,686,578
    #Sumitomo Metal Industries, Ltd. ................................        916,000         1,722,630
    #Sumitomo Mitsui Financial Group, Inc. ..........................      1,029,200        28,767,711
     Sumitomo Rubber Industries, Ltd. ...............................         97,200         1,214,306
     Suzuken Co., Ltd. ..............................................        150,000         3,588,737
     Suzuki Motor Corp. .............................................        519,200        11,011,787
     Taiheiyo Cement Corp. ..........................................      1,638,800         3,183,629
     Taisei Corp. ...................................................      2,148,703         5,741,426
   #*Taisho Pharmaceutical Holdings Co., Ltd. .......................         74,999         5,295,401
     Takashimaya Co., Ltd. ..........................................        615,634         4,370,621
    #TDK Corp. ......................................................        113,700         4,636,485
     Teijin, Ltd. ...................................................      1,535,450         5,359,907
     Toda Corp. .....................................................        163,000           578,370
    #Tokai Rika Co., Ltd. ...........................................         94,200         1,517,393


                                      1188

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Tokyo Broadcasting System, Inc. ................................         85,300   $     1,052,340
     Tokyo Steel Manufacturing Co., Ltd. ............................        224,500         1,881,947
    #Toppan Printing Co., Ltd. ......................................      1,312,000        10,201,180
    #Tosoh Corp. ....................................................      1,044,000         3,393,201
     Toyo Seikan Kaisha, Ltd. .......................................        346,349         5,270,105
     Toyobo Co., Ltd. ...............................................        743,000         1,055,163
     Toyota Auto Body Co., Ltd. .....................................        108,400         1,625,505
     Toyota Motor Corp. .............................................        349,500        11,603,673
    #Toyota Motor Corp. Sponsored ADR ...............................        673,198        44,909,039
     Toyota Tsusho Corp. ............................................        482,400         7,612,427
    #UNY Co., Ltd. ..................................................        390,450         3,522,144
     Wacoal Corp. ...................................................        179,000         2,114,632
     Yamaguchi Financial Group, Inc. ................................        492,148         4,385,256
     Yamaha Corp. ...................................................        327,300         3,312,724
     Yamato Holdings Co., Ltd. ......................................        438,100         7,262,773
     Yamato Kogyo Co., Ltd. .........................................         82,600         2,089,328
     Yamazaki Baking Co., Ltd. ......................................        130,000         1,723,464
    *Yokogawa Electric Corp. ........................................        189,900         1,775,959
    #Yokohama Rubber Co., Ltd. ......................................        437,000         2,494,478
                                                                                       ---------------
TOTAL JAPAN .........................................................                    1,473,030,884
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *Rekapacific Berhad .............................................        691,000                --
                                                                                       ---------------
NETHERLANDS -- (2.8%)
    *Aegon NV .......................................................      3,288,297        15,681,715
     Akzo Nobel NV ..................................................        429,317        22,574,371
    #ArcelorMittal NV ...............................................      2,446,831        50,730,198
    *ING Groep NV ...................................................      4,345,626        37,463,546
    *ING Groep NV Sponsored ADR .....................................      1,273,519        11,003,204
     Koninklijke Ahold NV ...........................................        984,473        12,577,988
     Koninklijke DSM NV .............................................        452,418        23,151,087
     Koninklijke Philips Electronics NV .............................      1,939,039        40,364,410
     Philips Electronics NV ADR .....................................        137,395         2,864,686
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                      216,411,205
                                                                                       ---------------
NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd. ...........................        219,002           413,501
     Contact Energy, Ltd. ...........................................      1,261,859         5,686,016
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                        6,099,517
                                                                                       ---------------
NORWAY -- (1.0%)
     Aker ASA Series A ..............................................         72,828         2,067,407
    *Aker Kvaerner ASA ..............................................        246,569         2,834,743
    *Archer, Ltd. ASA ...............................................        128,786           541,503
     BW Offshore, Ltd. ASA ..........................................        416,901           778,153
    *Cermaq ASA .....................................................          7,367            81,714
    #DnB NOR ASA Series A ...........................................      1,077,917        12,468,257
    #Marine Harvest ASA .............................................      7,530,562         3,356,316
    #Norsk Hydro ASA ................................................      3,357,025        17,389,424
     Norsk Hydro ASA Sponsored ADR ..................................         59,900           311,480
    #Orkla ASA ......................................................      2,797,062        24,248,560
    *Petroleum Geo-Services ASA .....................................        179,741         1,952,846
     Stolt-Nielsen, Ltd. ............................................          1,053            20,824
    #Storebrand ASA .................................................      1,082,306         6,612,307
                                                                                       ---------------
TOTAL NORWAY ........................................................                       72,663,534
                                                                                       ---------------
PORTUGAL -- (0.1%)
    #Banco Espirito Santo SA ........................................        872,703         1,872,608
     Cimpor Cimentos de Portugal SA .................................        169,758         1,255,162


                                      1189

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PORTUGAL -- (Continued)
   #*EDP Renovaveis SA ..............................................        437,976   $     2,616,345
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                        5,744,115
                                                                                       ---------------
SINGAPORE -- (1.0%)
     CapitaLand, Ltd. ...............................................      4,942,000        10,647,272
     CapitaMalls Asia, Ltd. .........................................      1,863,000         2,007,400
     DBS Group Holdings, Ltd. .......................................      2,017,557        19,707,032
     Fraser & Neave, Ltd. ...........................................      1,620,450         7,892,310
     Golden Agri-Resources, Ltd. ....................................     13,950,000         7,141,336
    #Neptune Orient Lines, Ltd. .....................................      1,079,004           967,701
    #Overseas Union Enterprise, Ltd. ................................        405,000           743,523
    #Singapore Airlines, Ltd. .......................................      1,585,600        14,691,809
     Singapore Land, Ltd. ...........................................        532,000         2,478,976
     United Industrial Corp., Ltd. ..................................      2,155,000         4,620,038
     UOL Group, Ltd. ................................................      1,376,600         4,866,611
     Venture Corp., Ltd. ............................................        307,000         1,637,358
     Wheelock Properties, Ltd. ......................................        870,000         1,107,486
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                       78,508,852
                                                                                       ---------------
SPAIN -- (2.8%)
    #Acciona SA .....................................................        114,419        10,819,411
     Banco Bilbao Vizcaya Argentaria SA .............................        356,498         3,208,453
    #Banco de Sabadell SA ...........................................      4,324,542        15,511,194
    #Banco Espanol de Credito SA ....................................        400,117         2,369,121
    #Banco Popular Espanol SA .......................................      3,740,123        17,119,496
     Banco Santander SA .............................................      4,170,537        35,298,849
     Banco Santander SA Sponsored ADR ...............................      1,384,686        11,852,912
     CaixaBank SA ...................................................      2,645,490        12,897,795
    #Fomento de Construcciones y Contratas SA .......................         41,871         1,083,970
     Gas Natural SDG SA .............................................      1,165,796        21,669,717
     Iberdrola SA ...................................................        904,969         6,547,425
     Repsol YPF SA ..................................................        938,894        28,260,450
     Repsol YPF SA Sponsored ADR ....................................      1,432,181        43,208,901
                                                                                       ---------------
TOTAL SPAIN .........................................................                      209,847,694
                                                                                       ---------------
SWEDEN -- (2.2%)
     Boliden AB .....................................................        232,476         3,304,974
    #Holmen AB Series A .............................................          6,300           188,773
    *Meda AB Series A ...............................................         39,893           405,982
     Nordea Bank AB .................................................      4,070,233        36,961,282
     Skandinaviska Enskilda Banken AB Series A ......................      3,019,960        18,931,857
    #Skandinaviska Enskilda Banken AB Series C ......................         12,151            75,076
     SSAB AB Series A ...............................................        507,586         4,906,851
     SSAB AB Series B ...............................................        233,785         1,980,825
    #Svenska Cellulosa AB Series A ..................................         61,106           902,353
     Svenska Cellulosa AB Series B ..................................      1,586,671        23,163,126
     Swedbank AB Series A ...........................................      1,322,591        18,516,912
     Tele2 AB Series B ..............................................        494,478        10,412,864
     Telefonaktiebolaget LM Ericsson AB Series A ....................         19,848           197,666
     Telefonaktiebolaget LM Ericsson AB Series B ....................        831,295         8,665,027
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...............        952,162         9,912,006
     TeliaSonera AB .................................................      3,768,582        26,195,123
     Volvo AB Series A ..............................................        423,293         5,258,664
                                                                                       ---------------
TOTAL SWEDEN ........................................................                      169,979,361
                                                                                       ---------------
SWITZERLAND -- (4.9%)
     Adecco SA ......................................................        351,751        16,893,626
    #Alpiq Holding AG ...............................................          1,239           259,588
    *Aryzta AG ......................................................          4,934           237,909
     Baloise Holding AG .............................................        200,163        16,304,434


                                      1190

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Banque Cantonale Vaudoise AG ...................................            732   $       378,950
     Credit Suisse Group AG .........................................        393,810        11,357,889
    #Credit Suisse Group AG Sponsored ADR ...........................        805,990        23,349,530
     Givaudan SA ....................................................         14,257        12,967,008
     Holcim, Ltd. ...................................................        886,165        56,117,367
     Lonza Group AG .................................................         10,691           711,147
     Novartis AG ....................................................         16,632           936,968
     Novartis AG ADR ................................................        512,259        28,927,266
    *PSP Swiss Property AG ..........................................         95,780         8,714,083
     St. Galler Kantonalbank AG .....................................          3,800         1,650,988
    *Sulzer AG ......................................................         20,524         2,392,066
     Swiss Life Holding AG ..........................................        123,557        15,174,944
    *Swiss Re, Ltd. .................................................      1,108,107        60,500,983
    *UBS AG .........................................................      3,071,652        38,820,179
     Zurich Financial Services AG ...................................        322,634        74,348,937
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                      370,043,862
                                                                                       ---------------
UNITED KINGDOM -- (17.1%)
     Anglo American P.L.C. ..........................................          2,379            87,215
     Associated British Foods P.L.C. ................................      1,453,662        25,800,904
     Aviva P.L.C. ...................................................      7,470,381        40,755,092
     Barclays P.L.C. ................................................      4,073,063        12,626,246
    #Barclays P.L.C. Sponsored ADR ..................................      4,308,754        53,902,513
     BP P.L.C. Sponsored ADR ........................................      2,525,358       111,570,316
     Carnival P.L.C. ................................................        658,867        24,107,567
    #Carnival P.L.C. ADR ............................................        241,674         8,833,185
     Eurasian Natural Resources Corp. P.L.C. ........................            599             6,309
     HSBC Holdings P.L.C. Sponsored ADR .............................         77,098         3,366,099
    *International Consolidated Airlines Group SA ...................      3,077,641         8,474,431
     International Power P.L.C. .....................................      6,455,198        35,017,395
     Investec P.L.C. ................................................        684,250         4,145,567
     Kazakhmys P.L.C. ...............................................        690,345        10,205,747
     Kingfisher P.L.C. ..............................................     10,285,817        42,615,041
     Legal & General Group P.L.C. ...................................      8,831,187        15,557,097
    *Lloyds Banking Group P.L.C. ....................................     29,729,797        15,373,947
   #*Lloyds Banking Group P.L.C. Sponsored ADR ......................      2,857,128         5,885,684
     Mondi P.L.C. ...................................................      1,450,865        11,034,775
     Old Mutual P.L.C. ..............................................     13,707,309        24,099,240
    #Pearson P.L.C. Sponsored ADR ...................................      1,734,559        31,915,886
     Resolution, Ltd. ...............................................      2,501,444        11,008,571
     Rexam P.L.C. ...................................................      4,237,546        23,488,669
    *Royal Bank of Scotland Group P.L.C. ............................     28,204,170        10,884,557
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............        377,000         2,917,980
     Royal Dutch Shell P.L.C. ADR ...................................      3,323,210       238,606,478
     Royal Dutch Shell P.L.C. Series A ..............................          1,668            59,088
     Royal Dutch Shell P.L.C. Series B ..............................        128,375         4,605,852
     RSA Insurance Group P.L.C. .....................................      5,217,096         9,316,953
     Sainsbury (J.) P.L.C. ..........................................      5,529,939        26,499,218
     Vodafone Group P.L.C. ..........................................     34,976,333        97,118,175
     Vodafone Group P.L.C. Sponsored ADR ............................      8,700,738       242,228,546
     William Morrison Supermarkets P.L.C. ...........................      8,127,143        39,411,911
     Wolseley P.L.C. ................................................        889,796        25,658,180
     WPP P.L.C. .....................................................      1,690,774        17,501,291
     WPP P.L.C. Sponsored ADR .......................................         38,003         1,969,695
     Xstrata P.L.C. .................................................      4,186,332        69,729,764
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                    1,306,385,184
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    6,879,374,136
                                                                                       ---------------


                                      1191

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
     Porsche Automobil Holding SE ...................................        334,085   $    19,462,153
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
    *New World Development Co., Ltd. Rights 11/22/11 ................      4,079,738         1,391,631
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund ..................................    715,664,286       715,664,286
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31,
       valued at $2,921,919) to be repurchased at $2,864,635 ........   $      2,865         2,864,626
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      718,528,912
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,061,653,062) ............................................                   $7,618,756,832
                                                                                       ===============


                                      1192

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (89.2%)
Consumer Discretionary -- (20.6%)
    #Accordia Golf Co., Ltd. ........................................          4,489   $     3,304,974
     Aeon Fantasy Co., Ltd. .........................................         57,832           813,401
     Ahresty Corp. ..................................................         16,200            99,168
    #Aichi Machine Industry Co., Ltd. ...............................        294,000           903,803
    #Aigan Co., Ltd. ................................................         96,200           482,159
     Aisan Industry Co., Ltd. .......................................        132,800         1,237,235
    #Akebono Brake Industry Co., Ltd. ...............................        326,700         1,554,039
     Alpen Co., Ltd. ................................................         70,600         1,211,230
     Alpha Corp. ....................................................         30,200           337,502
     Alpine Electronics, Inc. .......................................        206,300         2,422,496
    #Amiyaki Tei Co., Ltd. ..........................................            235           573,783
     Amuse, Inc. ....................................................         29,999           386,815
   #*Anrakutei Co., Ltd. ............................................         50,000           257,728
     AOI Advertising Promotion, Inc. ................................         39,000           200,467
     AOKI Holdings, Inc. ............................................         97,100         1,293,877
     Aoyama Trading Co., Ltd. .......................................        250,500         3,957,036
     Arc Land Sakamoto Co., Ltd. ....................................         24,000           439,358
    #Arnest One Corp. ...............................................        183,900         1,814,341
    #Asahi Co., Ltd. ................................................         35,100           777,609
    *ASAHI TEC CORP .................................................      1,772,000           517,596
    #Asatsu-DK, Inc. ................................................        120,400         2,825,709
    *Ashimori Industry Co., Ltd. ....................................        319,000           425,490
    #ASKUL Corp. ....................................................         75,200         1,072,159
     Asti Corp. .....................................................         46,000           118,040
   #*Atom Corp. .....................................................        170,700           583,174
     Atsugi Co., Ltd. ...............................................        750,000           882,810
     Autobacs Seven Co., Ltd. .......................................         97,200         4,450,886
     Avex Group Holdings, Inc. ......................................        152,900         1,808,877
     Belluna Co., Ltd. ..............................................          6,950            54,307
    *Best Denki Co., Ltd. ...........................................        304,500           832,756
    #Bic Camera, Inc. ...............................................          2,531         1,339,794
    #Bookoff Corp. ..................................................         33,500           276,311
     Calsonic Kansei Corp. ..........................................        617,000         3,620,527
     Can Do Co., Ltd. ...............................................            261           284,326
   #*Carchs Holdings Co., Ltd. ......................................        707,200           250,491
     Central Sports Co., Ltd. .......................................          1,000            11,693
   #*CHI Group Co., Ltd. ............................................         11,000            28,580
     Chiyoda Co., Ltd. ..............................................        120,900         2,136,446
     Chofu Seisakusho Co., Ltd. .....................................         88,800         2,264,662
     Chori Co., Ltd. ................................................        658,000           723,912
     Chuo Spring Co., Ltd. ..........................................        202,000           686,526
   #*Clarion Co., Ltd. ..............................................        496,000           839,994
     Cleanup Corp. ..................................................        131,900           786,854
     Colowide Co., Ltd. .............................................        210,950         1,362,816
     Corona Corp. ...................................................         76,200         1,326,609
     Cross Plus, Inc. ...............................................         22,000           203,050
     Daido Metal Co., Ltd. ..........................................        144,000         1,472,278
     Daidoh, Ltd. ...................................................        113,600         1,120,156
   #*Daiei, Inc. (The) ..............................................        379,250         1,438,499
     Daikoku Denki Co., Ltd. ........................................         36,900           330,399
     Daimaruenawin Co., Ltd. ........................................            400             2,608
     Dainichi Co., Ltd. .............................................         54,900           611,975
    #Daisyo Corp. ...................................................         54,300           642,824
     DCM Holdings Co., Ltd. .........................................        350,600         2,804,167
     Descente, Ltd. .................................................        231,000         1,305,652
    #Doshisha Co., Ltd. .............................................         54,800         1,361,439
     Doutor Nichires Holdings Co., Ltd. .............................        140,986         1,685,540
     Dynic Corp. ....................................................        127,000           209,173


                                      1193

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Eagle Industry Co., Ltd. .......................................        108,000   $     1,204,605
    #Edion Corp. ....................................................        300,500         2,404,363
     Exedy Corp. ....................................................        119,700         3,467,778
     F&A Aqua Holdings, Inc. ........................................         60,638           584,978
     FCC Co., Ltd. ..................................................        132,600         2,801,595
     Fine Sinter Co., Ltd. ..........................................         49,000           143,757
     Foster Electric Co., Ltd. ......................................         86,500         1,266,681
    #France Bed Holdings Co., Ltd. ..................................        750,000         1,040,053
    #F-Tech, Inc. ...................................................         20,100           243,015
    #Fuji Co., Ltd. .................................................         97,000         2,140,373
     Fuji Corp, Ltd. ................................................        102,300           482,555
   #*Fuji Kiko Co., Ltd. ............................................        148,000           456,462
     Fuji Kyuko Co., Ltd. ...........................................        311,000         1,775,095
     Fuji Oozx, Inc. ................................................          6,000            22,681
     Fujibo Holdings, Inc. ..........................................        205,000           398,474
     Fujikura Rubber, Ltd. ..........................................         72,900           284,197
     Fujita Kanko, Inc. .............................................        394,100         1,295,507
    #Fujitsu General, Ltd. ..........................................        285,000         1,685,201
    #Funai Electric Co., Ltd. .......................................         84,200         1,654,922
    #Furukawa Battery Co., Ltd. .....................................         71,000           350,173
     Futaba Industrial Co., Ltd. ....................................        163,800         1,043,968
    #G-7 Holdings, Inc. .............................................         29,200           137,848
    *Gajoen Kanko Co. ...............................................         37,000                --
     Gakken Holdings Co., Ltd. ......................................        322,000           569,543
   #*Genki Sushi Co., Ltd. ..........................................         19,400           234,076
    #GEO Co., Ltd. ..................................................          1,351         1,360,404
    #GLOBERIDE, Inc. ................................................        463,000           482,313
     Goldwin, Inc. ..................................................        175,000           572,615
    *Gourmet Kineya Co., Ltd. .......................................         87,000           457,307
   #*GSI Creos Corp. ................................................        194,000           238,950
     Gulliver International Co., Ltd. ...............................         21,640           956,056
     Gunze, Ltd. ....................................................        758,000         2,298,876
     H2O Retailing Corp. ............................................        387,000         2,791,996
    *Hagihara Industries, Inc. ......................................          2,700            40,220
     Hakuyosha Co., Ltd. ............................................         88,000           232,140
    #Happinet Corp. .................................................         36,100           565,584
     Haruyama Trading Co., Ltd. .....................................         47,900           216,614
    *Haseko Corp. ...................................................      5,986,000         3,763,301
     Heiwa Corp. ....................................................        154,600         2,561,878
     Hiday Hidaka Corp. .............................................         21,800           329,809
    #Hikari Tsushin, Inc. ...........................................         95,800         2,230,336
     Himaraya Co., Ltd. .............................................         35,900           242,339
     HIS Co., Ltd. ..................................................        101,800         2,631,014
     Hitachi Koki Co., Ltd. .........................................        200,900         1,506,655
    #Honeys Co., Ltd. ...............................................         38,980           561,193
     Horipro, Inc. ..................................................         41,800           355,473
     I Metal Technology Co., Ltd. ...................................        142,000           253,332
    #Ichibanya Co., Ltd. ............................................         17,200           517,299
     Ichikawa Co., Ltd. .............................................         63,000           119,666
    #Ichikoh Industries, Ltd. .......................................        285,000           469,380
    #Ikyu Corp. .....................................................            526           232,137
    #Imasen Electric Industrial Co., Ltd. ...........................         54,800           680,652
     Imperial Hotel, Ltd. ...........................................         10,950           263,466
   #*Impress Holdings, Inc. .........................................        110,400           121,139
     Intage, Inc. ...................................................         14,800           290,674
     Ishizuka Glass Co., Ltd. .......................................        109,000           213,193
    *Izuhakone Railway Co., Ltd. ....................................            300            20,721
     Izumi Co., Ltd. ................................................         96,700         1,470,954
    *Izutsuya Co., Ltd. .............................................        350,000           197,702
    *Janome Sewing Machine Co., Ltd. ................................        364,000           258,423
     Japan Vilene Co., Ltd. .........................................        139,000           577,591


                                      1194

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Japan Wool Textile Co., Ltd. (The) .............................        310,000   $     2,494,671
   #*Jeans Mate Corp. ...............................................         30,308            74,467
     Jidosha Buhin Kogyo Co., Ltd. ..................................         79,000           432,657
   #*Joban Kosan Co., Ltd. ..........................................        221,000           223,749
    #Joshin Denki Co., Ltd. .........................................        205,000         2,182,951
     Juntendo Co., Ltd. .............................................         31,000            51,227
   #*JVC Kenwood Holdings, Inc. .....................................        468,130         1,901,943
     Kabuki-Za Co., Ltd. ............................................         39,000         1,845,759
    #Kadokawa Holdings, Inc. ........................................         88,600         2,760,645
     Kanto Auto Works, Ltd. .........................................        168,000         1,391,862
     Kappa Create Co., Ltd. .........................................         52,050         1,118,619
     Kasai Kogyo Co., Ltd. ..........................................        118,000           694,961
    #Kawai Musical Instruments Manufacturing Co., Ltd. ..............        256,000           515,914
     Keihin Corp. ...................................................        165,500         2,552,727
    #Keiyo Co., Ltd. ................................................        173,500         1,010,162
    #Kentucky Fried Chicken Japan, Ltd. .............................         78,000         1,994,571
    #Kimoto Co., Ltd. ...............................................         39,300           309,725
   #*Kinki Nippon Tourist Co., Ltd. .................................        213,000           228,241
   #*Kinugawa Rubber Industrial Co., Ltd. ...........................        198,000         1,494,213
    #Kisoji Co., Ltd. ...............................................         85,300         1,528,476
     Koekisha Co., Ltd. .............................................         13,600           214,934
     Kohnan Shoji Co., Ltd. .........................................         96,800         1,678,162
    #Kojima Co., Ltd. ...............................................        145,700           998,758
     Komatsu Seiren Co., Ltd. .......................................        145,000           656,117
     Komeri Co., Ltd. ...............................................        121,500         3,827,963
     Konaka Co., Ltd. ...............................................        116,660           412,281
     Kourakuen Corp. ................................................         19,100           272,743
     KU Holdings Co., Ltd. ..........................................         68,200           324,103
    #Kura Corp. .....................................................         54,800           696,420
     Kurabo Industries, Ltd. ........................................      1,067,000         2,023,461
     Kuraudia Co., Ltd. .............................................          5,700            73,273
     Kuroganeya Co., Ltd. ...........................................         14,000            54,334
    #KYB Co., Ltd. ..................................................        633,000         3,637,518
     Kyoritsu Maintenance Co., Ltd. .................................         46,160           743,428
     Kyoto Kimono Yuzen Co., Ltd. ...................................         55,700           647,943
     Kyowa Leather Cloth Co., Ltd. ..................................         71,700           247,335
   #*Laox Co., Ltd. .................................................        419,000           204,849
     LEC, Inc. ......................................................            900            16,998
   #*Look, Inc. .....................................................        159,000           347,917
     Mamiya-Op Co., Ltd. ............................................        285,000           329,543
     Marche Corp. ...................................................         23,000           203,242
     Mars Engineering Corp. .........................................         43,600           691,298
   #*Maruei Department Store Co., Ltd. ..............................        142,000           148,769
    #Maruzen Co., Ltd. ..............................................         46,000           292,356
   #*Matsuya Co., Ltd. ..............................................        158,400           920,587
     Matsuya Foods Co., Ltd. ........................................         46,900           892,770
    #Megane TOP Co., Ltd. ...........................................         76,200           889,847
     Meiko Network Japan Co., Ltd. ..................................         22,900           189,614
     Meiwa Estate Co., Ltd. .........................................         12,300            56,213
    *Meiwa Industry Co., Ltd. .......................................         29,000            41,940
     Mikuni Corp. ...................................................        108,000           225,259
    *Misawa Homes Co., Ltd. .........................................        105,100           626,723
     Misawa Resort Co., Ltd. ........................................        180,000           333,802
    *Mitsuba Corp. ..................................................        152,690         1,219,107
     Mitsui Home Co., Ltd. ..........................................        155,000           777,893
    #Mizuno Corp. ...................................................        435,000         2,108,000
     MOS Food Services, Inc. ........................................        115,300         2,199,027
     Mr Max Corp. ...................................................        119,000           449,185
     Murakami Corp. .................................................          5,000            49,650
     Musashi Seimitsu Industry Co., Ltd. ............................         85,100         2,011,718
    *Naigai Co., Ltd. ...............................................      2,643,000         1,168,238


                                      1195

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Nexyz Corp. ....................................................          1,920   $        48,169
     Nice Holdings, Inc. ............................................        451,000           915,757
     Nidec Copal Corp. ..............................................         88,700           940,070
    #Nidec Tosok Corp. ..............................................        109,300         1,314,125
    #Nifco, Inc. ....................................................        191,700         4,999,788
     Nihon Eslead Corp. .............................................          1,700            14,238
     Nihon Tokushu Toryo Co., Ltd. ..................................         56,000           214,634
     Nikkato Corp. ..................................................            700             3,990
   #*Nippon Columbia Co., Ltd. ......................................        563,000           205,825
     Nippon Felt Co., Ltd. ..........................................         67,200           325,657
   #*Nippon Piston Ring Co., Ltd. ...................................        277,000           531,375
     Nippon Seiki Co., Ltd. .........................................        169,400         1,701,948
     Nishimatsuya Chain Co., Ltd. ...................................        234,700         1,813,576
     Nissan Shatai Co., Ltd. ........................................        362,023         3,245,662
   #*Nissan Tokyo Sales Holdings Co., Ltd. ..........................        236,000           328,498
     Nissen Holdings Co., Ltd. ......................................        181,591         1,099,103
     Nissin Kogyo Co., Ltd. .........................................        151,100         2,129,232
     Nittan Valve Co., Ltd. .........................................         82,800           272,352
    *Nitto Kako Co., Ltd. ...........................................         60,000            40,854
    *Noritsu Koki Co., Ltd. .........................................        101,700           457,339
     Omikenshi Co., Ltd. ............................................        127,000            70,458
     Onward Holdings Co., Ltd. ......................................        495,000         3,644,194
     Pacific Industrial Co., Ltd. ...................................        181,000           902,872
    #Pal Co., Ltd. ..................................................         12,900           468,876
    *Paltac Corp. ...................................................            300             5,349
     PanaHome Corp. .................................................        398,200         2,744,628
    *Paramount Bed Holdings Co., Ltd. ...............................         82,000         1,942,492
     Parco Co., Ltd. ................................................        268,200         2,010,327
    #Paris Miki Holdings, Inc. ......................................        160,100         1,291,859
    #PGM Holdings K.K. ..............................................          2,086         1,370,744
   #*PIA Corp. ......................................................         26,700           265,831
     Piolax, Inc. ...................................................         44,500           962,481
   #*Pioneer Electronic Corp. .......................................        981,300         3,934,768
     Plenus Co., Ltd. ...............................................         83,900         1,290,904
     Point, Inc. ....................................................         66,930         2,886,833
     Press Kogyo Co., Ltd. ..........................................        396,000         1,851,540
   #*Renown, Inc. ...................................................        242,600           458,157
     Resorttrust, Inc. ..............................................        139,408         2,085,363
     Rhythm Watch Co., Ltd. .........................................        650,000           885,267
    #Right On Co., Ltd. .............................................         67,325           458,578
     Riken Corp. ....................................................        362,000         1,483,057
    #Ringer Hut Co., Ltd. ...........................................         72,700           977,257
     Riso Kyoiku Co., Ltd. ..........................................          7,533           420,776
     Roland Corp. ...................................................         92,800           810,710
     Round One Corp. ................................................        266,600         1,946,499
    #Royal Holdings Co., Ltd. .......................................        135,300         1,520,728
     Ryohin Keikaku Co., Ltd. .......................................         94,300         4,475,211
   #*Sagami Chain Co., Ltd. .........................................         77,000           486,780
    *Sagami Co., Ltd. ...............................................        225,000           228,693
     Saizeriya Co., Ltd. ............................................        145,800         2,362,916
   #*Sakai Ovex Co., Ltd. ...........................................        205,000           285,769
    #Sanden Corp. ...................................................        497,000         1,704,654
    #Sangetsu Co., Ltd. .............................................         76,525         2,001,546
     Sankyo Seiko Co., Ltd. .........................................         28,100            91,231
     Sanoh Industrial Co., Ltd. .....................................        118,600         1,020,458
     Sanyo Housing Nagoya Co., Ltd. .................................            354           332,783
     Sanyo Shokai, Ltd. .............................................        421,000           992,892
     Scroll Corp. ...................................................         77,300           258,496
    #Seiko Holdings Corp. ...........................................        477,407         1,181,542
     Seiren Co., Ltd. ...............................................        223,900         1,329,567
     Senshukai Co., Ltd. ............................................        165,200         1,098,359


                                      1196

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Seven Seas Holdings Co., Ltd. ..................................        331,000   $        96,331
    #Shikibo, Ltd. ..................................................        521,000           606,230
     Shimachu Co., Ltd. .............................................        187,000         4,033,239
    #Shimojima Co., Ltd. ............................................         14,100           171,167
    *Shinyei Kaisha .................................................         96,000           160,727
     Shiroki Corp. ..................................................        285,000           807,916
     Shobunsha Publications, Inc. ...................................        339,400         2,450,183
    #Shochiku Co., Ltd. .............................................        404,400         3,668,953
     Shoei Co., Ltd. ................................................          1,600            10,766
    *Showa Corp. ....................................................        320,400         1,855,737
     SKY Perfect JSAT Holdings, Inc. ................................          7,630         3,708,231
     SNT Corp. ......................................................        101,800           393,975
     Soft99 Corp. ...................................................         70,600           402,529
     Sotoh Co., Ltd. ................................................         49,700           483,959
     SPK Corp. ......................................................         16,800           271,078
     SRI Sports, Ltd. ...............................................         12,200           129,928
     St. Marc Holdings Co., Ltd. ....................................         37,600         1,390,628
     Studio Alice Co., Ltd. .........................................         31,700           548,860
    #Suminoe Textile Co., Ltd. ......................................        323,000           545,050
     Sumitomo Forestry Co., Ltd. ....................................        436,666         3,778,511
   #*SxL Corp. ......................................................        493,000         1,020,901
    #T. RAD Co., Ltd. ...............................................        268,000           974,377
    #Tac Co., Ltd. ..................................................         15,400            36,723
    #Tachikawa Corp. ................................................         50,800           285,929
     Tachi-S Co., Ltd. ..............................................        112,840         1,927,318
    #Tact Home Co., Ltd. ............................................            221           185,785
     Taiho Kogyo Co., Ltd. ..........................................         92,800           801,335
     Takamatsu Construction Group Co., Ltd. .........................         90,500         1,433,890
     Taka-Q Co., Ltd. ...............................................         48,000            83,691
     Take & Give Needs Co., Ltd. ....................................          2,096           129,105
     Takihyo Co., Ltd. ..............................................         18,000            99,303
    #Tamron Co., Ltd. ...............................................         65,200         1,755,368
    *TASAKI & Co., Ltd. .............................................        498,000           314,316
     Taya Co., Ltd. .................................................          5,000            41,898
    #TBK Co., Ltd. ..................................................         72,000           305,676
    *TDF Corp. ......................................................         11,000            17,837
     Teikoku Piston Ring Co., Ltd. ..................................        103,500         1,204,621
     Teikoku Sen-I Co., Ltd. ........................................         78,000           506,682
    #Telepark Corp. .................................................            735         1,353,129
   #*Ten Allied Co., Ltd. ...........................................         50,000           164,039
     Tigers Polymer Corp. ...........................................         59,000           233,886
    *Toabo Corp. ....................................................        130,000            85,469
     Toei Co., Ltd. .................................................        284,000         1,332,316
    *Tokai Kanko Co., Ltd. ..........................................        505,999           128,102
     Tokai Rika Co., Ltd. ...........................................         72,600         1,169,456
     Tokai Rubber Industries, Ltd. ..................................        154,200         1,936,764
     Tokai Senko K.K. ...............................................        215,000           228,327
    *Token Corp. ....................................................         20,690           743,744
    *Tokyo Dome Corp. ...............................................        680,200         1,546,187
    #Tokyo Individualized Educational Institute, Inc. ...............         93,100           147,442
     Tokyo Kaikan Co., Ltd. .........................................         12,000            45,229
     Tokyo Soir Co., Ltd. ...........................................         49,000           120,265
     Tokyotokeiba Co., Ltd. .........................................        828,000         1,132,005
     Tokyu Recreation Co., Ltd. .....................................         77,000           470,759
    #Tomy Co., Ltd. .................................................        297,893         2,044,250
     Topre Corp. ....................................................        185,700         1,798,324
    #Toridoll.corp ..................................................         36,600           346,604
     Totenko Co., Ltd. ..............................................         57,000            81,382
    #Touei Housing Corp. ............................................         76,040           746,075
    #Tow Co., Ltd. ..................................................          7,000            39,461
     Toyo Tire & Rubber Co., Ltd. ...................................        767,000         1,861,477


                                      1197

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Toyobo Co., Ltd. ...............................................      3,218,000   $     4,570,007
     TS TECH CO., LTD ...............................................        185,600         2,786,025
    *TSI Holdings Co., Ltd. .........................................        281,495         1,452,153
    *Tsukamoto Co., Ltd. ............................................         52,000            58,838
     Tsutsumi Jewelry Co., Ltd. .....................................         49,300         1,148,801
     TV Asahi Corp. .................................................            326           513,587
     TV Tokyo Holdings Corp. ........................................          6,200            84,193
     Umenohana Co., Ltd. ............................................             13            25,221
     Unipres Corp. ..................................................        130,200         3,551,438
    #United Arrows, Ltd. ............................................         71,300         1,386,865
   #*Unitika, Ltd. ..................................................      1,765,000         1,018,291
     U-Shin, Ltd. ...................................................         94,500           825,862
     Watabe Wedding Corp. ...........................................         29,500           233,291
    #Watami Food Service Co., Ltd. ..................................        104,500         2,435,280
     Xebio Co., Ltd. ................................................         98,000         2,372,938
    #Yamatane Corp. .................................................        185,000           297,853
     Yellow Hat, Ltd. ...............................................         73,700           948,606
     Yokohama Reito Co., Ltd. .......................................        183,600         1,370,494
     Yomiuri Land Co., Ltd. .........................................        225,000           714,692
     Yonex Co., Ltd. ................................................         40,000           253,029
     Yorozu Corp. ...................................................         62,500         1,473,837
    #Yoshinoya Holdings Co., Ltd. ...................................          2,180         2,776,426
     Zenrin Co., Ltd. ...............................................        130,000         1,162,440
    #Zensho Co., Ltd. ...............................................        298,400         3,723,858
                                                                                       ---------------
Total Consumer Discretionary ........................................                      342,967,393
                                                                                       ---------------
Consumer Staples -- (9.0%)
    *Aderans Co., Ltd. ..............................................        120,250         1,235,071
    *Aeon Hokkaido Corp. ............................................        391,700         1,644,380
     Ahjikan Co., Ltd. ..............................................         10,500           107,668
     Ain Pharmaciez, Inc. ...........................................         39,900         1,630,476
    #Arcs Co., Ltd. .................................................         80,700         1,436,801
     Ariake Japan Co., Ltd. .........................................        103,700         1,797,762
     Cawachi, Ltd. ..................................................         81,900         1,556,557
     Chubu Shiryo Co., Ltd. .........................................         89,000           545,034
     Chuo Gyorui Co., Ltd. ..........................................         93,000           205,137
     Circle K Sunkus Co., Ltd. ......................................        161,900         2,639,616
     Coca-Cola Central Japan Co., Ltd. ..............................        111,200         1,475,811
     Cocokara fine, Inc. ............................................         59,560         1,480,552
     Cosmos Pharmaceutical Corp. ....................................         34,200         1,586,318
     CVS Bay Area, Inc. .............................................         51,000            62,861
     Daikokutenbussan Co., Ltd. .....................................          4,700           134,888
     Dr. Ci:Labo Co., Ltd. ..........................................            532         2,862,356
     Dydo Drinco, Inc. ..............................................         49,800         1,891,725
     Echo Trading Co., Ltd. .........................................         11,000            98,193
     Ensuiko Sugar Refining Co., Ltd. ...............................        102,000           244,728
     Ezaki Glico Co., Ltd. ..........................................          5,000            59,387
    #Fancl Corp. ....................................................        157,800         2,202,282
   #*First Baking Co., Ltd. .........................................        183,000           180,047
     Fuji Oil Co., Ltd. .............................................        258,900         3,674,846
     Fujicco Co., Ltd. ..............................................        116,600         1,441,598
   #*Fujiya Co., Ltd. ...............................................        474,000           932,069
     Hagoromo Foods Corp. ...........................................         40,000           585,385
     Harashin Narus Holdings Co., Ltd. ..............................         61,500           968,454
   #*Hayashikane Sangyo Co., Ltd. ...................................        299,000           240,571
    #Heiwado Co., Ltd. ..............................................        152,800         1,850,098
    #Hohsui Corp. ...................................................        120,000           130,200
     Hokkaido Coca-Cola Bottling Co., Ltd. ..........................         87,000           431,012
     Hokuto Corp. ...................................................        106,700         2,203,817
     Inageya Co., Ltd. ..............................................        175,000         1,991,123
    #Ito En, Ltd. ...................................................         80,800         1,369,659


                                      1198

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
     Itochu-Shokuhin Co., Ltd. ......................................         27,400   $       941,849
    #Itoham Foods, Inc. .............................................        674,800         2,323,507
     Izumiya Co., Ltd. ..............................................        447,000         2,021,323
     J-Oil Mills, Inc. ..............................................        477,000         1,372,894
    #Kameda Seika Co., Ltd. .........................................         70,000         1,319,325
     Kasumi Co., Ltd. ...............................................        203,100         1,292,993
     Kato Sangyo Co., Ltd. ..........................................        109,300         2,134,985
    #Key Coffee, Inc. ...............................................         79,000         1,400,407
     Kirindo Co., Ltd. ..............................................         28,300           171,086
     Kose Corp. .....................................................         84,900         2,022,915
     Kyodo Shiryo Co., Ltd. .........................................        330,000           364,379
    #Kyokuyo Co., Ltd. ..............................................        370,000           831,309
     Life Corp. .....................................................        183,400         3,201,475
     Lion Corp. .....................................................         82,000           457,012
     Mandom Corp. ...................................................         81,100         2,070,828
     Marudai Food Co., Ltd. .........................................        465,000         1,549,520
    #Maruetsu, Inc. (The) ...........................................        375,000         1,321,589
     Maruha Nichiro Holdings, Inc. ..................................      1,719,069         3,104,963
    *Maruya Co., Ltd. ...............................................          7,400            15,871
    #Matsumotokiyoshi Holdings Co., Ltd. ............................        111,200         2,106,654
    *Maxvalu Tohok Co., Ltd. ........................................         18,200           150,038
     Maxvalu Tokai Co., Ltd. ........................................         57,500           777,254
    #Megmilk Snow Brand Co., Ltd. ...................................        194,300         3,735,258
     Meito Sangyo Co., Ltd. .........................................         53,600           685,252
     Mikuni Coca-Cola Bottling Co., Ltd. ............................        171,600         1,483,088
    #Milbon Co., Ltd. ...............................................         49,014         1,504,306
     Ministop Co., Ltd. .............................................         70,200         1,262,800
     Mitsubishi Shokuhin Co., Ltd. ..................................         87,800         2,037,602
     Mitsui Sugar Co., Ltd. .........................................        453,850         1,890,801
     Miyoshi Oil & Fat Co., Ltd. ....................................        261,000           341,996
     Morinaga & Co., Ltd. ...........................................        933,000         2,206,157
     Morinaga Milk Industry Co., Ltd. ...............................        886,000         3,507,044
     Morishita Jinton Co., Ltd. .....................................         47,800           183,537
     Morozoff, Ltd. .................................................        108,000           382,213
    #Nagatanien Co., Ltd. ...........................................        115,000         1,255,032
     Nakamuraya Co., Ltd. ...........................................        203,000         1,033,567
   #*Nichimo Co., Ltd. ..............................................        112,000           196,414
     Nichirei Corp. .................................................      1,019,000         4,522,962
    #Nihon Chouzai Co., Ltd. ........................................         20,300           742,037
     Niitaka Co., Ltd. ..............................................          7,260            85,973
     Nippon Beet Sugar Manufacturing Co., Ltd. ......................        543,000         1,118,533
     Nippon Flour Mills Co., Ltd. ...................................        557,000         2,491,532
   #*Nippon Formula Feed Manufacturing Co., Ltd. ....................        267,000           352,018
    #Nippon Suisan Kaisha, Ltd. .....................................        936,700         3,164,110
     Nisshin Oillio Group, Ltd. (The) ...............................        550,000         2,459,082
    *Nisshin Sugar Holdings Co., Ltd. ...............................         14,900           323,805
     Nitto Flour Milling Co., Ltd. ..................................         64,000           247,475
     Noevir Holdings Co., Ltd. ......................................          6,800            75,948
     Oenon Holdings, Inc. ...........................................        247,000           558,602
    #Oie Sangyo Co., Ltd. ...........................................         20,900           209,924
     Okuwa Co., Ltd. ................................................        115,000         1,604,428
     Olympic Corp. ..................................................         64,900           575,237
     Pietro Co., Ltd. ...............................................         10,300           110,585
     Pigeon Corp. ...................................................         72,300         2,671,220
     Poplar Co., Ltd. ...............................................         25,760           142,835
     Prima Meat Packers, Ltd. .......................................        671,000           875,616
    #Riken Vitamin Co., Ltd. ........................................         79,200         2,252,070
     Rock Field Co., Ltd. ...........................................         47,000           755,765
     S Foods, Inc. ..................................................         73,762           554,004
     Sakata Seed Corp. ..............................................        164,600         2,329,224
     San-A Co., Ltd. ................................................         22,500           866,412


                                      1199

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
   #*Sapporo Holdings, Ltd. .........................................        694,000   $     2,587,229
    #Shoei Foods Corp. ..............................................         44,000           297,827
     Showa Sangyo Co., Ltd. .........................................        524,000         1,579,946
     Sogo Medical Co., Ltd. .........................................         23,000           769,057
     Sonton Food Industry Co., Ltd. .................................         43,000           371,359
     Starzen Co., Ltd. ..............................................        279,000           813,723
     Sugi Holdings Co., Ltd. ........................................        129,700         3,384,856
     Takara Holdings, Inc. ..........................................        714,000         4,219,127
     Three F Co., Ltd. ..............................................         17,700           104,249
    #Tobu Store Co., Ltd. ...........................................        205,000           669,889
     TOHO Co., Ltd. .................................................        158,000           617,080
    #Tohto Suisan Co., Ltd. .........................................        120,000           202,645
     Torigoe Co., Ltd. (The) ........................................         84,500           752,576
     Toyo Sugar Refining Co., Ltd. ..................................        157,000           183,580
     Tsukiji Uoichiba Co., Ltd. .....................................         15,000            18,786
     Tsuruha Holdings, Inc. .........................................         64,600         3,300,432
   #*Unicafe, Inc. ..................................................         15,060            67,001
     Uoriki Co., Ltd. ...............................................            400             4,624
     Valor Co., Ltd. ................................................        175,400         2,608,675
     Warabeya Nichiyo Co., Ltd. .....................................         51,360           661,815
    #Yaizu Suisankagaku Industry Co., Ltd. ..........................         41,000           379,303
     Yaoko Co., Ltd. ................................................         40,800         1,338,217
     Yomeishu Seizo Co., Ltd. .......................................        100,000           920,746
     Yonekyu Corp. ..................................................        100,000           873,708
     Yuasa Funashoku Co., Ltd. ......................................        112,000           256,645
    #Yukiguni Maitake Co., Ltd. .....................................        101,856           484,408
     Yutaka Foods Corp. .............................................          6,000           109,843
                                                                                       ---------------
Total Consumer Staples ..............................................                      150,220,468
                                                                                       ---------------
Energy -- (0.9%)
     AOC Holdings, Inc. .............................................        154,800           888,213
     BP Castrol K.K. ................................................         66,500           277,840
   #*Fuji Kosan Co., Ltd. ...........................................        264,000           225,718
     Itochu Enex Co., Ltd. ..........................................        302,200         1,568,266
    #Japan Drilling Co., Ltd. .......................................         16,900           553,978
     Japan Oil Transportation Co., Ltd. .............................         79,000           185,410
     Kanto Natural Gas Development Co., Ltd. ........................        155,000           802,721
    #Kyoei Tanker Co., Ltd. .........................................        111,000           157,291
     Mitsuuroko Co., Ltd. ...........................................        166,300           989,246
    #Modec, Inc. ....................................................         82,100         1,433,247
    #Nippon Gas Co., Ltd. ...........................................        148,900         2,270,555
    #Nippon Seiro Co., Ltd. .........................................         64,000           241,838
     Sala Corp. .....................................................        128,500           769,754
     San-Ai Oil Co., Ltd. ...........................................        273,000         1,185,245
     Shinko Plantech Co., Ltd. ......................................        164,000         1,456,725
     Sinanen Co., Ltd. ..............................................        251,000         1,141,115
     Toa Oil Co., Ltd. ..............................................        337,000           435,347
     Toyo Kanetsu K.K. ..............................................        507,000           932,727
                                                                                       ---------------
Total Energy ........................................................                       15,515,236
                                                                                       ---------------
Financials -- (10.1%)
     77 Bank, Ltd. (The) ............................................         43,000           169,374
     Aichi Bank, Ltd. (The) .........................................         53,800         2,986,018
     Airport Facilities Co., Ltd. ...................................        120,570           459,808
     Akita Bank, Ltd. (The) .........................................        785,400         2,250,223
     Aomori Bank, Ltd. (The) ........................................        819,000         2,361,846
     Asax Co., Ltd. .................................................             17            21,402
    #Awa Bank, Ltd. (The) ...........................................        503,000         3,343,186
     Bank of Iwate, Ltd. (The) ......................................         67,100         3,045,057
     Bank of Kochi, Ltd. (The) ......................................          2,000             1,936
     Bank of Nagoya, Ltd. (The) .....................................        612,297         1,937,813


                                      1200

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Financials -- (Continued)
     Bank of Okinawa, Ltd. (The) ....................................         92,500   $     3,692,807
     Bank of Saga, Ltd. (The) .......................................        624,000         1,479,192
     Bank of the Ryukyus, Ltd. ......................................        135,880         1,661,699
     Century Tokyo Leasing Corp. ....................................        223,890         4,476,323
    *Chiba Kogyo Bank, Ltd. (The) ...................................        180,300           979,948
    #Chukyo Bank, Ltd. (The) ........................................        675,000         1,611,549
     Daibiru Corp. ..................................................        209,700         1,416,563
     Daiko Clearing Services Corp. ..................................         49,700           153,060
    *Daikyo, Inc. ...................................................      1,289,000         2,197,472
     Daisan Bank, Ltd. (The) ........................................        621,000         1,308,154
     Daishi Bank, Ltd. (The) ........................................      1,398,000         4,448,525
     Daito Bank, Ltd. (The) .........................................        485,000           344,008
     Ehime Bank, Ltd. (The) .........................................        641,000         1,852,463
     Eighteenth Bank, Ltd. (The) ....................................      1,079,000         2,762,389
    *FIDEA Holdings Co., Ltd. .......................................        264,800           691,768
     Fukui Bank, Ltd. (The) .........................................        912,000         2,639,668
     Fukushima Bank, Ltd. ...........................................        846,000           406,203
    #Fuyo General Lease Co., Ltd. ...................................         84,500         2,903,499
     Goldcrest Co., Ltd. ............................................         73,070         1,340,580
     Heiwa Real Estate Co., Ltd. ....................................        427,500           926,365
     Higashi-Nippon Bank, Ltd. ......................................        659,000         1,329,239
     Higo Bank, Ltd. (The) ..........................................        657,000         3,587,195
     Hitachi Capital Corp. ..........................................          6,000            73,319
     Hokkoku Bank, Ltd. (The) .......................................        988,000         3,327,636
     Hokuetsu Bank, Ltd. (The) ......................................        920,000         1,727,221
     Hulic Co., Ltd. ................................................         39,200           419,664
     Hyakugo Bank, Ltd. (The) .......................................      1,045,609         4,066,286
     Hyakujishi Bank, Ltd. (The) ....................................      1,022,000         3,913,596
    #IBJ Leasing Co., Ltd. ..........................................         85,800         1,920,228
     Ichiyoshi Securities Co., Ltd. .................................        165,800           959,798
     Iida Home Max Co., Ltd. ........................................         73,000           589,795
     Iwai Cosmo Holdings, Inc. ......................................         26,300            89,586
   #*Japan Asia Investment Co., Ltd. ................................        345,000           262,778
     Juroku Bank, Ltd. ..............................................      1,331,000         3,980,608
    #kabu.com Securities Co., Ltd. ..................................        328,200           922,597
     Kagoshima Bank, Ltd. (The) .....................................        467,000         3,057,962
     Keihanshin Real Estate Co., Ltd. ...............................         26,000           120,388
     Keiyo Bank, Ltd. (The) .........................................        424,000         2,059,792
    *Kenedix, Inc. ..................................................          9,893         1,466,630
     Kirayaka Bank, Ltd. ............................................         98,000            90,356
     Kita-Nippon Bank, Ltd. (The) ...................................         49,406         1,147,135
     Kiyo Holdings, Inc. ............................................      2,635,900         3,720,995
     Kobayashi Yoko Co., Ltd. .......................................        231,400           521,441
   #*Kosei Securities Co., Ltd. .....................................        285,000           220,156
     Kyokuto Securities Co., Ltd. ...................................         65,800           415,397
   #*Leopalace21 Corp. ..............................................        985,885         2,689,036
     Marusan Securities Co., Ltd. ...................................        284,100         1,020,612
   #*Matsui Securities Co., Ltd. ....................................        444,400         2,091,319
     Michinoku Bank, Ltd. (The) .....................................        736,000         1,420,654
     Mie Bank, Ltd. (The) ...........................................        142,000           327,616
     Minato Bank, Ltd. (The) ........................................      1,063,000         1,825,985
     Mito Securities Co., Ltd. ......................................        254,000           336,119
     Miyazaki Bank, Ltd. (The) ......................................        586,000         1,235,930
     Mizuho Financial Group, Inc. ...................................         56,580            79,194
    #Monex Group, Inc. ..............................................          7,893         1,206,070
     Musashino Bank, Ltd. ...........................................        130,300         4,143,571
     Nagano Bank, Ltd. (The) ........................................        321,000           651,179
     Nanto Bank, Ltd. (The) .........................................        293,000         1,561,912
    *New Real Property K.K. .........................................         43,900                --
    *NIS Group Co., Ltd. ............................................      1,015,125            65,373
     Nisshin Fudosan Co., Ltd. ......................................         95,000           538,433


                                      1201

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Financials -- (Continued)
     Ogaki Kyoritsu Bank, Ltd. (The) ................................      1,315,000   $     4,076,621
     Oita Bank, Ltd. (The) ..........................................        676,900         1,921,150
     Okasan Securities Group, Inc. ..................................        795,000         2,440,385
     Ricoh Leasing Co., Ltd. ........................................         78,500         1,716,865
     San-in Godo Bank, Ltd. (The) ...................................        592,000         4,303,496
     Sankei Building Co., Ltd. ......................................        173,500           722,622
     Sapporo Hokuyo Holdings, Inc. ..................................        342,700         1,134,899
     Shiga Bank, Ltd. ...............................................        179,000         1,152,586
    #Shikoku Bank, Ltd. .............................................        802,000         2,824,417
    #Shimizu Bank, Ltd. .............................................         34,200         1,259,078
     Sumitomo Real Estate Sales Co., Ltd. ...........................         36,340         1,461,622
    *Sun Frontier Fudousan Co., Ltd. ................................            208            21,833
    #Taiko Bank, Ltd. (The) .........................................         31,000            87,028
   #*Takagi Securities Co., Ltd. ....................................        206,000           183,260
    #TOC Co., Ltd. ..................................................        435,250         1,915,504
     Tochigi Bank, Ltd. .............................................        726,000         2,546,200
     Toho Bank, Ltd. ................................................        915,200         2,376,487
     Toho Real Estate Co., Ltd. .....................................        140,700           726,367
     Tohoku Bank, Ltd. (The) ........................................        389,000           618,458
     Tokai Tokyo Financial Holdings, Inc. ...........................        997,000         2,769,054
     Tokyo Rakutenchi Co., Ltd. .....................................        218,000           753,717
     Tokyo Tatemono Co., Ltd. .......................................      1,552,000         4,870,859
     Tokyo Tatemono Real Estate Sales Co., Ltd. .....................          7,000            20,687
    #Tokyo Theatres Co., Inc. .......................................        290,000           417,482
     Tokyo Tomin Bank, Ltd. .........................................        127,000         1,475,640
    #Tokyu Livable, Inc. ............................................        103,200           929,151
     Tomato Bank, Ltd. ..............................................        397,000           694,746
     TOMONY Holdings, Inc. ..........................................        612,950         2,430,634
    #Tosei Corp. ....................................................            570           158,347
     Tottori Bank, Ltd. .............................................        328,000           698,207
     Towa Bank, Ltd. ................................................      1,370,000         1,593,908
     Toyo Securities Co., Ltd. ......................................        327,000           484,243
     Tsukuba Bank, Ltd. .............................................        231,600           765,314
     Yachiyo Bank, Ltd. (The) .......................................         28,500           698,576
     Yamagata Bank, Ltd. ............................................        635,500         3,040,381
     Yamanashi Chuo Bank, Ltd. ......................................        637,000         2,559,633
                                                                                       ---------------
Total Financials ....................................................                      168,901,156
                                                                                       ---------------
Health Care -- (3.8%)
     As One Corp. ...................................................         71,668         1,369,420
     ASKA Pharmaceutical Co., Ltd. ..................................        106,000           769,605
     BML, Inc. ......................................................         41,500           999,339
    #CMIC Co., Ltd. .................................................         17,500           290,257
     Create Medic Co., Ltd. .........................................         28,000           282,219
     Eiken Chemical Co., Ltd. .......................................         74,800           946,083
     EPS Co., Ltd. ..................................................            195           408,695
     FALCO SD HOLDINGS Co., Ltd. ....................................         34,300           320,876
     Fuso Pharmaceutical Industries, Ltd. ...........................        320,000           819,464
     Hitachi Medical Corp. ..........................................         85,000           919,469
     Hogy Medical Co., Ltd. .........................................         49,000         2,076,091
     Iwaki & Co., Ltd. ..............................................         55,000           140,942
     Japan Medical Dynamic Marketing, Inc. ..........................         44,900            97,484
     Jeol, Ltd. .....................................................        273,000           722,897
     JMS Co., Ltd. ..................................................        126,000           384,528
     Kaken Pharmaceutical Co., Ltd. .................................        353,000         4,430,753
     Kawanishi Holdings, Ltd. .......................................          7,400            84,897
     Kawasumi Laboratories, Inc. ....................................         45,000           267,311
    #Kissei Pharmaceutical Co., Ltd. ................................        106,300         1,996,621
     KYORIN Holdings, Inc. ..........................................        205,000         3,772,136
    *M3, Inc. .......................................................            263         1,189,398
     Mochida Pharmaceutical Co., Ltd. ...............................        281,000         2,872,266


                                      1202

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Health Care -- (Continued)
     Nagaileben Co., Ltd. ...........................................         22,600   $       311,448
    #Nichii Gakkan Co. ..............................................        227,100         2,268,612
    #Nihon Kohden Corp. .............................................        159,200         3,716,689
     Nikkiso Co., Ltd. ..............................................        252,000         2,095,486
    #Nippon Chemiphar Co., Ltd. .....................................        131,000           510,708
     Nippon Shinyaku Co., Ltd. ......................................        239,000         2,779,496
    #Nipro Corp. ....................................................        385,600         3,269,240
     Nissui Pharmaceutical Co., Ltd. ................................         64,200           549,462
     Rion Co., Ltd. .................................................          5,000            35,895
     Rohto Pharmaceutical Co., Ltd. .................................        360,000         4,147,178
    #Sawai Pharmaceutical Co., Ltd. .................................         50,500         4,723,834
     Seikagaku Corp. ................................................        179,800         1,950,077
    #Shin Nippon Biomedical Laboratories, Ltd. ......................         24,700            67,658
     Ship Healthcare Holdings, Inc. .................................        105,900         2,574,568
    *Techno Medica Co., Ltd. ........................................              1             3,477
    #Toho Holdings Co., Ltd. ........................................        196,100         2,474,563
     Torii Pharmaceutical Co., Ltd. .................................         65,200         1,219,214
    #Towa Pharmaceutical Co., Ltd. ..................................         42,300         1,859,806
    #Vital KSK Holdings, Inc. .......................................        150,600         1,247,596
   #*Wakamoto Pharmaceutical Co., Ltd. ..............................        100,000           289,821
     ZERIA Pharmaceutical Co., Ltd. .................................        109,000         1,790,502
                                                                                       ---------------
Total Health Care ...................................................                       63,046,081
                                                                                       ---------------
Industrials -- (24.1%)
   #*A&A Material Corp. .............................................        235,000           238,924
     Advan Co., Ltd. ................................................         96,900           880,364
   #*Advanex, Inc. ..................................................         73,000            57,970
     Aeon Delight Co., Ltd. .........................................         85,600         1,722,876
     Aica Kogyo Co., Ltd. ...........................................        244,300         3,304,876
     Aichi Corp. ....................................................        132,000           525,100
     Aida Engineering, Ltd. .........................................        273,600         1,365,315
     Airtech Japan, Ltd. ............................................         18,300            76,303
     Alps Logistics Co., Ltd. .......................................         50,700           458,542
    #Altech Co., Ltd. ...............................................         23,000            52,903
     Altech Corp. ...................................................         37,150           310,140
     Amano Corp. ....................................................        281,000         2,365,182
     Ando Corp. .....................................................        450,000           580,901
     Anest Iwata Corp. ..............................................        149,000           611,296
    #Asahi Diamond Industrial Co., Ltd. .............................        241,000         3,548,979
     Asahi Holdings, Inc. ...........................................        115,950         2,278,835
     Asahi Kogyosha Co., Ltd. .......................................        109,000           445,989
   #*Asanuma Corp. ..................................................        796,000           824,216
     Asia Air Survey Co., Ltd. ......................................         32,000            85,822
     Asunaro Aoki Construction Co., Ltd. ............................        154,000           779,278
     Ataka Construction & Engineering Co., Ltd. .....................         60,000           185,139
     Bando Chemical Industries, Ltd. ................................        348,000         1,351,800
     Benefit One, Inc. ..............................................              3             2,018
     Biken Techno Corp. .............................................         14,100            77,599
     Bunka Shutter Co., Ltd. ........................................        227,000           711,124
    #Central Glass Co., Ltd. ........................................        732,000         3,272,182
     Central Security Patrols Co., Ltd. .............................         43,700           430,278
     Chiyoda Integre Co., Ltd. ......................................          3,700            49,014
     Chudenko Corp. .................................................        130,500         1,412,644
     Chugai Ro Co., Ltd. ............................................        340,000           999,310
     CKD Corp. ......................................................        241,400         1,620,723
     COMSYS Holdings Corp. ..........................................        359,800         3,521,792
     Cosel Co., Ltd. ................................................        108,800         1,518,761
     CTI Engineering Co., Ltd. ......................................         44,000           302,971
     Dai-Dan Co., Ltd. ..............................................        156,000         1,016,944
     Daido Kogyo Co., Ltd. ..........................................        145,000           254,696
     Daifuku Co., Ltd. ..............................................        366,000         1,898,771


                                      1203

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Daihen Corp. ...................................................        448,000   $     1,534,348
   #*Daiho Corp. ....................................................        763,000           962,941
   #*Daiichi Chuo K.K. ..............................................        475,000           639,587
     Daiichi Jitsugyo Co., Ltd. .....................................        188,000           762,740
    #Daiseki Co., Ltd. ..............................................        144,463         2,641,657
   #*Daiseki Eco. Solution Co., Ltd. ................................             71           166,771
   #*Daisue Construction Co., Ltd. ..................................        271,500           150,036
     Daiwa Industries, Ltd. .........................................        178,000           879,013
     Daiwa Odakyu Construction Co., Ltd. ............................         63,500           162,881
   #*Danto Holdings Corp. ...........................................        441,000           414,201
    #Denyo Co., Ltd. ................................................         85,100         1,213,209
    *Dijet Industrial Co., Ltd. .....................................         80,000           148,985
     DMW Corp. ......................................................          4,800            88,267
    *Dream Incubator, Inc. ..........................................            168           127,885
     Duskin Co., Ltd. ...............................................        212,500         4,129,397
    *Ebara Jitsugyo Co., Ltd. .......................................          1,800            27,897
   #*Enshu, Ltd. ....................................................        142,000           155,658
     Freesia Macross Corp. ..........................................      1,355,000           239,106
   #*Fudo Tetra Corp. ...............................................        230,500           487,008
     Fujikura, Ltd. .................................................        768,000         2,451,282
    *Fujisash Co., Ltd. .............................................         49,300            35,826
     Fujitec Co., Ltd. ..............................................        319,000         1,613,610
    #Fukuda Corp. ...................................................        630,000         2,256,089
     Fukusima Industries Corp. ......................................         29,700           356,013
     Fukuyama Transporting Co., Ltd. ................................        595,400         3,056,861
     Funai Consulting, Inc. .........................................         99,300           660,327
    *Furukawa Co., Ltd. .............................................      1,391,000         1,347,595
    #Furusato Industries, Ltd. ......................................         50,600           388,343
     Futaba Corp. ...................................................        154,300         2,910,326
     Gecoss Corp. ...................................................        112,400           434,981
     Glory, Ltd. ....................................................         51,000         1,091,607
     Hamai Co., Ltd. ................................................         92,000            98,103
     Hamakyorex Co., Ltd. ...........................................          3,600           103,000
     Hanwa Co., Ltd. ................................................        773,000         3,234,617
    *Hazama Corp. ...................................................        285,800           514,083
     Hibiya Engineering, Ltd. .......................................        125,900         1,234,736
     Hisaka Works, Ltd. .............................................          4,000            47,371
    *Hitachi Cable, Ltd. ............................................        755,000         1,784,193
     Hitachi Metals Techno, Ltd. ....................................         56,500           302,635
     Hitachi Tool Engineering, Ltd. .................................         94,000           933,103
     Hitachi Transport System, Ltd. .................................         50,500           878,713
     Hitachi Zosen Corp. ............................................      2,951,000         3,989,842
     Hokuetsu Industries Co., Ltd. ..................................         85,000           228,421
     Hokuriku Electrical Construction Co., Ltd. .....................         56,000           152,912
     Hoshizaki Electric Co., Ltd. ...................................        123,200         2,753,156
     Hosokawa Micron Corp. ..........................................        140,000           588,554
    *Howa Machinery, Ltd. ...........................................        379,000           299,349
    #Ichiken Co., Ltd. ..............................................         87,000           132,838
     Ichinen Holdings Co., Ltd. .....................................         71,100           347,412
    *Idec Corp. .....................................................        137,000         1,416,936
     IHI Transport Machinery Co., Ltd. ..............................         73,000           379,285
    #Iino Kaiun Kaisha, Ltd. ........................................        354,300         1,667,684
     Inaba Denki Sangyo Co., Ltd. ...................................         86,300         2,468,339
     Inaba Seisakusho Co., Ltd. .....................................         58,800           663,037
     Inabata & Co., Ltd. ............................................        317,300         1,721,055
     Inui Steamship Co., Ltd. .......................................         87,900           343,907
   #*Iseki & Co., Ltd. ..............................................        718,000         1,577,267
     Ishii Iron Works Co., Ltd. .....................................        110,000           194,497
    *Ishikawa Seisakusho, Ltd. ......................................        101,000            66,892
     Ishikawajima Construction Materials Co., Ltd. ..................        202,000           223,356
     Itoki Corp. ....................................................        174,200           383,745


                                      1204

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Iwasaki Electric Co., Ltd. .....................................         14,000   $        31,637
    #Iwatani International Corp. ....................................        887,000         3,060,517
     Jalux, Inc. ....................................................         40,800           372,774
    *Jamco Corp. ....................................................         80,000           477,567
     Japan Airport Terminal Co., Ltd. ...............................        163,900         2,168,182
    #Japan Foundation Engineering Co., Ltd. .........................        162,500           553,662
     Japan Kenzai Co., Ltd. .........................................         92,540           400,530
     Japan Pulp & Paper Co., Ltd. ...................................        464,000         1,556,729
     Japan Transcity Corp. ..........................................        231,000           681,351
    #JFE Shoji Holdings, Inc. .......................................        411,000         1,667,207
    #Juki Corp. .....................................................        208,000           464,735
     Kamei Corp. ....................................................        153,000           992,797
     Kanaden Corp. ..................................................        116,000           753,872
     Kanagawa Chuo Kotsu Co., Ltd. ..................................        192,000         1,001,045
     Kanamoto Co., Ltd. .............................................        112,000           758,632
     Kandenko Co., Ltd. .............................................        431,000         1,893,553
    *Kanematsu Corp. ................................................      1,526,625         1,287,203
   #*Kanematsu-NNK Corp. ............................................        113,000           193,152
     Katakura Industries Co., Ltd. ..................................        115,100         1,143,936
     Kato Works Co., Ltd. ...........................................        287,000           739,032
     KAWADA TECHNOLOGIES, Inc. ......................................        102,600         1,537,074
     Kawagishi Bridge Works Co., Ltd. ...............................         38,000            90,517
     Kawasaki Kinkai Kisen Kaisha, Ltd. .............................         99,000           251,235
     Keihin Co., Ltd. (The) .........................................        199,000           232,617
    #Kimura Chemical Plants Co., Ltd. ...............................         59,900           240,895
    *King Jim Co., Ltd. .............................................          4,800            34,199
    *Kinki Sharyo Co., Ltd. .........................................        185,000           616,142
     Kintetsu World Express, Inc. ...................................         79,000         2,406,591
     Kitagawa Iron Works Co., Ltd. ..................................        335,000           485,799
     Kitano Construction Corp. ......................................        242,000           523,361
     Kitazawa Sangyo Co., Ltd. ......................................         54,500           105,309
     Kito Corp. .....................................................             23            15,985
    #Kitz Corp. .....................................................        416,800         1,914,546
     Kodensha Co., Ltd. (The) .......................................         25,000            53,929
     Koike Sanso Kogyo Co., Ltd. ....................................        149,000           380,362
   #*Koito Industries, Ltd. .........................................        102,000           106,967
     Kokuyo Co., Ltd. ...............................................        300,425         2,237,378
    #Komai Tekko, Inc. ..............................................        167,000           414,606
     Komatsu Wall Industry Co., Ltd. ................................         48,300           439,979
     Komori Corp. ...................................................        407,800         2,546,297
     Kondotec, Inc. .................................................         40,500           452,485
   #*Kosaido Co., Ltd. ..............................................        356,100           950,241
     KRS Corp. ......................................................         37,200           412,806
    *Kumagai Gumi Co., Ltd. .........................................        583,800           521,499
     Kuroda Electric Co., Ltd. ......................................        115,400         1,256,573
     Kyodo Printing Co., Ltd. .......................................        540,000         1,229,996
    #Kyoei Sangyo Co., Ltd. .........................................         97,000           161,745
    #Kyokuto Boeki Kaisha, Ltd. .....................................         58,000           145,421
     Kyokuto Kaihatsu Kogyo Co., Ltd. ...............................        210,100         1,139,660
     Kyosan Electric Manufacturing Co., Ltd. ........................        225,000           994,415
     Kyowa Exeo Corp. ...............................................        335,600         2,952,011
     Kyudenko Corp. .................................................        204,000         1,233,861
    *Lonseal Corp. ..................................................        116,000           112,027
     Maeda Corp. ....................................................        845,000         3,080,594
     Maeda Road Construction Co., Ltd. ..............................        289,000         2,874,057
    *Maezawa Industries, Inc. .......................................         35,700            81,291
     Maezawa Kasei Industries Co., Ltd. .............................         50,700           546,461
     Maezawa Kyuso Industries Co., Ltd. .............................         50,400           674,369
     Makino Milling Machine Co., Ltd. ...............................        389,000         2,582,091
    *Marubeni Construction Material Lease Co., Ltd. .................         75,000           129,653
     Maruka Machinery Co., Ltd. .....................................         28,100           235,402


                                      1205

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Maruwn Corp. ...................................................         66,000   $       158,195
     Maruyama Manufacturing Co., Inc. ...............................        150,000           333,146
     Maruzen Showa Unyu Co., Ltd. ...................................        306,000         1,000,363
     Matsuda Sangyo Co., Ltd. .......................................         80,682         1,191,557
     Matsui Construction Co., Ltd. ..................................        128,600           508,838
     Max Co., Ltd. ..................................................        189,000         2,257,949
    #Meidensha Corp. ................................................        773,050         2,910,510
     Meiji Shipping Co., Ltd. .......................................        105,700           296,788
     Meitec Corp. ...................................................        137,300         2,556,745
     Meito Transportation Co., Ltd. .................................         22,000           162,997
    #Meiwa Trading Co., Ltd. ........................................        140,000           394,492
     Mesco, Inc. ....................................................         30,000           235,263
    *Minebea Co., Ltd. ..............................................         50,000           178,178
     Mirait Holdings Corp. ..........................................        274,685         2,101,231
     Mitani Corp. ...................................................         52,600           582,033
    #Mitsubishi Kakoki Kaisha, Ltd. .................................        229,000           439,776
     Mitsubishi Pencil Co., Ltd. ....................................        104,500         1,796,876
     Mitsuboshi Belting, Ltd. .......................................        287,000         1,505,813
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................        611,000           970,463
     Mitsui Matsushima Co., Ltd. ....................................        338,000           591,974
     Mitsui-Soko Co., Ltd. ..........................................        485,000         1,699,083
     Mitsumura Printing Co., Ltd. ...................................         93,000           296,277
    #Miura Co., Ltd. ................................................        137,600         3,691,708
    *Miura Printing Corp. ...........................................         18,000            21,438
   #*Miyaji Engineering Group, Inc. .................................      1,349,175         1,326,930
   #*Miyakoshi Holdings, Inc. .......................................         45,000           134,689
    *Mori Denki Mfg. Co., Ltd. ......................................        625,000            62,726
    #Mori Seiki Co., Ltd. ...........................................        385,600         3,476,863
     Morita Holdings Corp. ..........................................        156,000           840,228
    #Moshi Moshi Hotline, Inc. ......................................        217,300         2,088,822
     Mystar Engineering Corp. .......................................         15,600            75,178
    #NAC CO., LTD. ..................................................         25,400           475,730
     Nachi-Fujikoshi Corp. ..........................................        663,000         3,674,507
     Naikai Zosen Corp. .............................................         73,000           291,950
     Nakano Corp. ...................................................         98,000           224,628
     Narasaki Sangyo Co., Ltd. ......................................         56,000            87,133
     NEC Capital Solutions, Ltd. ....................................         45,100           646,827
     NEC Networks & System Integration Corp. ........................        109,600         1,647,949
     Nichias Corp. ..................................................        436,000         2,368,289
     Nichiban Co., Ltd. .............................................        122,000           409,643
     Nichiden Corp. .................................................          2,600            84,089
     Nichiha Corp. ..................................................         98,380         1,146,711
     Nichireki Co., Ltd. ............................................         96,000           470,398
    #Nihon M&A Center, Inc. .........................................             86           485,424
     Nikko Co., Ltd. ................................................        127,000           465,618
     Nippo Corp. ....................................................        256,000         2,254,541
     Nippon Carbon Co., Ltd. ........................................        421,000         1,240,172
     Nippon Conveyor Co., Ltd. ......................................        168,000           151,555
     Nippon Densetsu Kogyo Co., Ltd. ................................        191,000         1,895,150
     Nippon Denwa Shisetu Co., Ltd. .................................        203,000           647,203
     Nippon Filcon Co., Ltd. ........................................         70,900           371,910
     Nippon Hume Corp. ..............................................        112,000           418,743
    #Nippon Jogesuido Sekkei Co., Ltd. ..............................            289           377,746
     Nippon Kanzai Co., Ltd. ........................................         43,000           794,276
     Nippon Koei Co., Ltd. ..........................................        272,000           957,195
     Nippon Konpo Unyu Soko Co., Ltd. ...............................        261,000         2,687,399
     Nippon Parking Development Co., Ltd. ...........................          2,983           133,558
     Nippon Road Co., Ltd. (The) ....................................         20,000            51,540
     Nippon Seisen Co., Ltd. ........................................        103,000           528,248
     Nippon Sharyo, Ltd. ............................................        291,000         1,173,975
     Nippon Shindo Co., Ltd. ........................................          8,000            11,349


                                      1206

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Nippon Signal Co., Ltd. ........................................        218,600   $     1,601,820
     Nippon Steel Trading Co., Ltd. .................................        294,000           764,949
     Nippon Thompson Co., Ltd. ......................................        272,000         1,751,929
    #Nippon Tungsten Co., Ltd. ......................................         80,000           176,832
    #Nippon Yusoki Co., Ltd. ........................................        138,000           370,599
     Nishimatsu Construction Co., Ltd. ..............................      1,855,000         3,047,174
    *Nishishiba Electric Co., Ltd. ..................................        101,000           155,240
     Nissei Corp. ...................................................        104,600           943,718
     Nissei Plastic Industrial Co., Ltd. ............................        374,100         1,122,002
    #Nissha Printing Co., Ltd. ......................................        114,500         1,349,253
     Nisshinbo Holdings, Inc. .......................................         39,000           354,068
     Nissin Corp. ...................................................        350,000           815,494
     Nissin Electric Co., Ltd. ......................................        175,000         1,076,357
     Nitchitsu Co., Ltd. ............................................         58,000           122,378
     Nitta Corp. ....................................................        105,800         1,920,482
     Nitto Boseki Co., Ltd. .........................................        888,000         2,657,215
     Nitto Kogyo Corp. ..............................................        149,000         1,723,056
    #Nitto Kohki Co., Ltd. ..........................................         67,900         1,538,124
     Nitto Seiko Co., Ltd. ..........................................        122,000           312,253
    #Nittoc Construction Co., Ltd. ..................................        316,000           375,284
     Noda Corp. .....................................................        169,300           664,053
     Nomura Co., Ltd. ...............................................        205,000           603,214
     Noritake Co., Ltd. .............................................        531,000         1,690,971
     Noritz Corp. ...................................................        106,700         2,168,752
    *NS United Kaiun Kaisha, Ltd. ...................................        470,000           703,519
   #*Oak Capital Corp. ..............................................         53,135            63,239
     Obara Corp. ....................................................         20,200           251,851
    #Obayashi Road Corp. ............................................        175,000           425,775
     Oiles Corp. ....................................................        123,842         2,223,399
    *Okamoto Machine Tool Works, Ltd. ...............................        163,000           212,026
     Okamura Corp. ..................................................        286,900         1,740,456
     Okano Valve Manufacturing Co., Ltd. ............................         45,000           149,588
    #Oki Electric Cable Co., Ltd. ...................................         90,000           158,359
    *OKK Corp. ......................................................        255,000           290,284
     OKUMA Corp. ....................................................        517,000         3,805,376
     Okumura Corp. ..................................................        754,400         2,977,541
     Onoken Co., Ltd. ...............................................         58,900           479,164
     Organo Corp. ...................................................        163,000         1,278,308
    *Original Engineering Consultants Co., Ltd. .....................         14,000            24,153
     OSG Corp. ......................................................        289,400         3,708,430
     Oyo Corp. ......................................................        100,900         1,005,137
     P.S. Mitsubishi Construction Co., Ltd. .........................         76,800           222,022
     Park24 Co., Ltd. ...............................................        208,300         2,394,989
    #Pasco Corp. ....................................................         55,000           176,121
     Pasona Group, Inc. .............................................            156           150,808
    #Penta-Ocean Construction Co., Ltd. .............................      1,087,500         3,455,646
     Pilot Corp. ....................................................            763         1,567,607
     Pronexus, Inc. .................................................        133,200           653,871
     Raito Kogyo Co., Ltd. ..........................................        193,700           805,699
   #*Rasa Industries, Ltd. ..........................................        160,000           258,771
     Rheon Automatic Machinery Co., Ltd. ............................         64,000           143,963
     Ryobi, Ltd. ....................................................        575,200         2,321,680
    *Sailor Pen Co., Ltd. ...........................................         69,000            32,091
     Sakai Heavy Industries, Ltd. ...................................        183,000           326,686
    *Sakurada Co., Ltd. .............................................         57,000            13,096
   #*Sanix, Inc. ....................................................        135,300           430,221
     Sanki Engineering Co., Ltd. ....................................        340,000         1,830,560
    #Sanko Metal Industrial Co., Ltd. ...............................        118,000           380,589
    *Sankyo-Tateyama Holdings, Inc. .................................      1,710,000         2,151,124
     Sankyu, Inc. ...................................................        969,000         3,836,727
     Sanritsu Corp. .................................................         16,700           109,233


                                      1207

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Sanwa Holdings Corp. ...........................................        844,000   $     2,528,040
     Sanyo Denki Co., Ltd. ..........................................        210,000         1,243,423
     Sanyo Engineering & Construction, Inc. .........................         48,000           149,261
    #Sanyo Industries, Ltd. .........................................         77,000           138,789
    #Sasebo Heavy Industries Co., Ltd. ..............................        573,000           855,610
     Sato Corp. .....................................................        109,300         1,330,434
     Sato Shoji Corp. ...............................................         65,300           363,401
     Sawafuji Electric Co., Ltd. ....................................         42,000           126,588
     Secom Joshinetsu Co., Ltd. .....................................         33,900           989,760
     Seibu Electric Industry Co., Ltd. ..............................         67,000           289,698
     Seika Corp. ....................................................        285,000           705,386
   #*Seikitokyu Kogyo Co., Ltd. .....................................        307,000           188,586
     Seino Holdings Co., Ltd. .......................................        375,000         2,813,398
     Sekisui Jushi Co., Ltd. ........................................        142,000         1,339,430
    #Senko Co., Ltd. ................................................        384,000         1,455,997
     Senshu Electric Co., Ltd. ......................................         37,300           458,564
     Shibusawa Warehouse Co., Ltd. ..................................        231,000           665,111
     Shibuya Kogyo Co., Ltd. ........................................         80,100           812,302
    #Shima Seiki Manufacturing Co., Ltd. ............................        104,000         1,935,582
     Shin Nippon Air Technologies Co., Ltd. .........................         88,780           453,537
     Shin-Keisei Electric Railway Co., Ltd. .........................        174,000           770,239
    #Shin-Kobe Electric Machinery Co., Ltd. .........................        102,000         1,750,478
     Shinmaywa Industries, Ltd. .....................................        418,000         1,413,192
     Shinnihon Corp. ................................................        194,800           495,439
     Shinsho Corp. ..................................................        202,000           466,127
     Shinwa Co., Ltd. ...............................................          1,500            16,634
    #Sho-Bond Corp. .................................................        100,600         2,244,089
     Shoko Co., Ltd. ................................................        316,000           465,823
    #Showa Aircraft Industry Co., Ltd. ..............................        112,000           727,865
    #Sinfonia Technology Co., Ltd. ..................................        496,000         1,231,749
     Sintokogio, Ltd. ...............................................        201,000         1,819,042
     Soda Nikka Co., Ltd. ...........................................         67,000           289,272
    #Sodick Co., Ltd. ...............................................         72,200           398,630
     Sohgo Security Services Co., Ltd. ..............................        252,800         2,649,967
     Sotetsu Holdings, Inc. .........................................        554,000         1,704,722
     Space Co., Ltd. ................................................         73,420           441,937
     Subaru Enterprise Co., Ltd. ....................................         59,000           172,650
     Sugimoto & Co., Ltd. ...........................................         34,100           303,230
     Sumikin Bussan Corp. ...........................................         31,000            68,623
    *Sumiseki Holdings, Inc. ........................................        107,100            93,625
     Sumitomo Densetsu Co., Ltd. ....................................         98,100           578,212
    *Sumitomo Mitsui Construction Co., Ltd. .........................        367,300           245,985
    #Sumitomo Precision Products Co., Ltd. ..........................        156,000         1,010,819
     Sumitomo Warehouse Co., Ltd. ...................................        556,000         2,491,907
     Suzuki Metal Industry Co., Ltd. ................................         71,000           150,968
    *SWCC Showa Holdings Co., Ltd. ..................................      1,732,000         1,642,536
     Tadano, Ltd. ...................................................        442,579         2,953,445
     Taihei Dengyo Kaisha, Ltd. .....................................        146,000           961,133
     Taihei Kogyo Co., Ltd. .........................................        256,000         1,374,981
     Taiheiyo Kouhatsu, Inc. ........................................         95,000            80,472
     Taikisha, Ltd. .................................................        131,000         2,836,686
     Takada Kiko Co., Ltd. ..........................................        272,000           568,131
     Takano Co., Ltd. ...............................................         51,100           294,457
    #Takaoka Electric Manufacturing Co., Ltd. .......................        262,000           681,982
   #*Takara Printing Co., Ltd. ......................................         38,055           295,068
     Takara Standard Co., Ltd. ......................................        501,000         3,667,023
    #Takasago Thermal Engineering Co., Ltd. .........................        291,400         2,319,637
    #Takashima & Co., Ltd. ..........................................        137,000           295,779
     Takigami Steel Construction Co., Ltd. ..........................         50,000           135,568
     Takisawa Machine Tool Co., Ltd. ................................        191,000           223,956
   #*Takuma Co., Ltd. ...............................................        316,000         1,490,630


                                      1208

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Tanseisha Co., Ltd. ............................................         74,000   $       211,330
    #Tatsuta Electric Wire & Cable Co., Ltd. ........................        215,000           967,408
     TECHNO ASSOCIE Co., Ltd. .......................................         58,400           484,226
     Techno Ryowa, Ltd. .............................................         71,390           372,873
     Teikoku Electric Manufacturing Co., Ltd. .......................         31,800           627,678
     Tekken Corp. ...................................................        763,000           875,044
    #Temp Holdings Co., Ltd. ........................................         48,600           416,401
     Teraoka Seisakusho Co., Ltd. ...................................         53,600           233,111
     TOA Corp. ......................................................        780,000         1,373,589
    #TOA ROAD Corp. .................................................        155,000           286,433
   #*Tobishima Corp. ................................................        321,300           313,733
     Tocalo Co., Ltd. ...............................................         55,100         1,117,826
     Toda Corp. .....................................................        865,000         3,069,263
     Toenec Corp. ...................................................        212,000         1,100,850
    #TOKAI Holdings Corp. ...........................................        214,000         1,081,761
     Tokai Lease Co., Ltd. ..........................................         92,000           193,204
    #Toko Electric Corp. ............................................         76,000           335,740
     Tokyo Energy & Systems, Inc. ...................................        143,000           676,352
    #TOKYO KEIKI, Inc. ..............................................        265,000           403,296
   #*Tokyo Kikai Seisakusho, Ltd. ...................................        300,000           181,499
     Tokyo Sangyo Co., Ltd. .........................................         78,000           242,167
     Tokyu Community Corp. ..........................................         32,600         1,014,194
     Tokyu Construction Co., Ltd. ...................................         14,950            40,907
     Toli Corp. .....................................................        236,000           423,868
    #Tomoe Corp. ....................................................        115,500           401,033
    *Tomoe Engineering Co., Ltd. ....................................          2,800            49,268
     Tonami Holdings Co., Ltd. ......................................        331,000           665,102
     Toppan Forms Co., Ltd. .........................................        202,900         1,588,084
    #Torishima Pump Manufacturing Co., Ltd. .........................         85,800         1,186,256
     Toshiba Machine Co., Ltd. ......................................        440,000         2,179,800
     Toshiba Plant Kensetsu Co., Ltd. ...............................        191,450         2,046,635
     Tosho Printing Co., Ltd. .......................................        243,000           447,794
     Totetsu Kogyo Co., Ltd. ........................................        122,000         1,044,495
   #*Totoku Electric Co., Ltd. ......................................         61,000            53,939
    #Toyo Construction Co., Ltd. ....................................        379,000           385,517
    #Toyo Electric Manufacturing Co., Ltd. ..........................        159,000           702,041
     Toyo Engineering Corp. .........................................        581,400         1,922,093
    #Toyo Machinery & Metal Co., Ltd. ...............................         42,400           105,275
     Toyo Tanso Co., Ltd. ...........................................         44,400         2,060,160
    #Toyo Wharf & Warehouse Co., Ltd. ...............................        274,000           452,104
    *Trancom Co., Ltd. ..............................................          3,200            65,058
     Trinity Industrial Corp. .......................................         56,000           192,991
     Trusco Nakayama Corp. ..........................................         98,900         1,832,287
     Tsubakimoto Chain Co. ..........................................        584,700         3,000,799
     Tsubakimoto Kogyo Co., Ltd. ....................................         97,000           261,202
    *Tsudakoma Corp. ................................................         12,000            22,415
    #Tsugami Corp. ..................................................        267,000         1,469,744
     Tsukishima Kikai Co., Ltd. .....................................        127,000           980,323
     Tsurumi Manufacturing Co., Ltd. ................................         94,000           725,086
    #Tsuzuki Denki Co., Ltd. ........................................         75,000           709,685
     TTK Co., Ltd. ..................................................         62,000           307,826
     Uchida Yoko Co., Ltd. ..........................................        331,000           917,556
   #*Ueki Corp. .....................................................        430,000           912,451
    #Union Tool Co. .................................................         59,400         1,066,063
     Utoc Corp. .....................................................         92,900           302,963
   #*Wakachiku Construction Co., Ltd. ...............................      1,204,000         1,824,945
     Weathernews, Inc. ..............................................         26,700           835,910
     Yahagi Construction Co., Ltd. ..................................        141,500           690,229
     Yamabiko Corp. .................................................         28,782           326,309
     Yamato Corp. ...................................................         82,000           330,372
     Yamaura Corp. ..................................................         40,500           108,316


                                      1209

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Yamazen Co., Ltd. ..............................................        305,500   $     2,162,930
     Yasuda Warehouse Co., Ltd. (The) ...............................         95,800           568,569
     Yokogawa Bridge Holdings Corp. .................................        139,400           803,611
     Yondenko Corp. .................................................        132,800           533,697
     Yuasa Trading Co., Ltd. ........................................        810,000         1,131,790
     Yuken Kogyo Co., Ltd. ..........................................        156,000           346,320
     Yurtec Corp. ...................................................        256,000         1,270,104
     Yusen Logistics Co., Ltd. ......................................         67,700           900,901
     Yushin Precision Equipment Co., Ltd. ...........................         55,934         1,078,864
                                                                                       ---------------
Total Industrials ...................................................                      401,802,802
                                                                                       ---------------
Information Technology -- (9.6%)
    *A&D Co., Ltd. ..................................................         30,000           109,265
     Ai Holdings Corp. ..............................................        182,600           765,504
    #Aichi Tokei Denki Co., Ltd. ....................................        113,000           351,667
     Aiphone Co., Ltd. ..............................................         70,900         1,238,027
    #ALLIED TELESIS HOLDINGS K.K. ...................................        470,700           389,067
     Alpha Systems, Inc. ............................................         27,300           385,261
     Alps Electric Co., Ltd. ........................................         33,000           248,492
    #Anritsu Corp. ..................................................        458,000         5,178,398
    #AOI Electronic Co., Ltd. .......................................         35,200           475,474
    *Apic Yamada Corp. ..............................................         31,000            51,371
    *Argo Graphics, Inc. ............................................            100             1,255
     Arisawa Manufacturing Co., Ltd. ................................         67,600           300,424
     Asahi Net, Inc. ................................................         26,000           114,283
     CAC Corp. ......................................................         62,700           461,830
    #Canon Electronics, Inc. ........................................         82,100         1,996,467
     Capcom Co., Ltd. ...............................................        205,600         5,378,552
     Chino Corp. ....................................................        151,000           374,721
    *CMK Corp. ......................................................        263,200           963,550
     Computer Engineering & Consulting, Ltd. ........................         61,500           287,564
     Core Corp. .....................................................         45,700           376,564
     Cresco, Ltd. ...................................................         23,200           143,659
     Cybernet Systems Co., Ltd. .....................................             85            21,112
    #Cybozu, Inc. ...................................................          1,221           263,858
    *Daiko Denshi Tsushin, Ltd. .....................................         12,000            21,124
     Dainippon Screen Manufacturing Co., Ltd. .......................          1,000             7,678
     Daito Electron Co., Ltd. .......................................          5,900            45,312
    #Daiwabo Holdings Co., Ltd. .....................................        618,000         1,450,463
     Denki Kogyo Co., Ltd. ..........................................        248,000           939,369
     DKK TOA Corp. ..................................................         31,000           104,991
    #DTS Corp. ......................................................         89,600         1,054,872
    #Dwango Co., Ltd. ...............................................            409           724,636
    #eAccess, Ltd. ..................................................          6,475         1,748,697
     Eizo Nanao Corp. ...............................................         76,800         1,472,360
    #Elematec Corp. .................................................         17,200           282,752
    *Elna Co., Ltd. .................................................         92,000            85,370
    #Enplas Corp. ...................................................         25,600           545,922
     ESPEC Corp. ....................................................         81,800           513,125
     Excel Co., Ltd. ................................................          1,700            15,490
    #Faith, Inc. ....................................................          1,774           186,544
   #*FDK Corp. ......................................................        431,000           458,279
     Fuji Electronics Co., Ltd. .....................................         13,500           177,951
    #Fuji Soft, Inc. ................................................        100,600         1,595,632
    *Fujitsu Component, Ltd. ........................................            139            49,158
     Fujitsu Frontech, Ltd. .........................................         77,500           521,795
     Future Architect, Inc. .........................................          1,172           478,700
    #GMO Internet, Inc. .............................................        236,300         1,018,492
     Hakuto Co., Ltd. ...............................................         73,700           668,655
     Hioki EE Corp. .................................................         12,300           223,738
     Hitachi Business Solution Co., Ltd. ............................         42,500           362,554


                                      1210

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Hitachi Kokusai Electric, Inc. .................................        249,500   $     1,858,086
     Hochiki Corp. ..................................................         97,000           492,487
     Hokuriku Electric Industry Co., Ltd. ...........................        289,000           447,998
     Horiba, Ltd. ...................................................        160,950         5,105,623
     Hosiden Corp. ..................................................        262,900         1,812,123
     Icom, Inc. .....................................................         49,700         1,214,745
   #*Ikegami Tsushinki Co., Ltd. ....................................        174,000           105,178
     Ines Corp. .....................................................        202,300         1,320,767
     I-Net Corp. ....................................................         47,800           269,795
     Information Services International-Dentsu, Ltd. ................         76,700           676,209
    #Innotech Corp. .................................................          9,200            63,746
     Internet Initiative Japan, Inc. ................................            485         1,767,427
   #*Ishii Hyoki Co., Ltd. ..........................................         23,700            88,878
     IT Holdings Corp. ..............................................        357,401         3,671,509
     ITC Networks Corp. .............................................         50,300           309,033
     ITFOR, Inc. ....................................................         17,300            64,503
     Iwatsu Electric Co., Ltd. ......................................        303,000           266,608
    #Japan Aviation Electronics Industry, Ltd. ......................        252,600         1,758,916
     Japan Business Computer Co., Ltd. ..............................         73,200           470,598
    #Japan Cash Machine Co., Ltd. ...................................         79,315           654,387
     Japan Digital Laboratory Co., Ltd. .............................        109,700         1,037,899
     Japan Radio Co., Ltd. ..........................................         55,000           133,209
    #Jastec Co., Ltd. ...............................................         61,400           400,387
     JBIS Holdings, Inc. ............................................         79,600           256,852
     JIEC Co., Ltd. .................................................            199           232,400
     Kaga Electronics Co., Ltd. .....................................        100,400           964,361
     Kanematsu Electronics, Ltd. ....................................         83,100           829,932
     Kawatetsu Systems, Inc. ........................................            174           140,952
     Koa Corp. ......................................................        151,600         1,480,777
   #*Kubotek Corp. ..................................................            370           113,596
     Kyoden Co., Ltd. ...............................................        156,900           223,881
     Kyowa Electronic Instruments Co., Ltd. .........................         52,000           166,339
     Macnica, Inc. ..................................................         50,100         1,058,656
    #Macromill, Inc. ................................................         69,700           816,671
     Marubun Corp. ..................................................         98,500           380,067
    #Maruwa Co., Ltd. ...............................................         36,500         1,579,163
    #Megachips Corp. ................................................         84,800         1,169,906
    *Meisei Electric Co., Ltd. ......................................        305,000           312,557
     Melco Holdings, Inc. ...........................................         49,600         1,380,083
     Mimasu Semiconductor Industry Co., Ltd. ........................         86,881           727,653
     Miroku Jyoho Service Co., Ltd. .................................        105,000           316,598
     Mitsui High-Tec, Inc. ..........................................        131,600           592,294
    #Mitsui Knowledge Industry Co., Ltd. ............................          3,643           580,561
     Mitsumi Electric Co., Ltd. .....................................        317,700         2,521,159
    *Moritex Corp. ..................................................          7,700            29,146
     Mutoh Holdings Co., Ltd. .......................................        160,000           263,854
   #*Nagano Japan Radio Co., Ltd. ...................................         83,000           120,900
     Nagano Keiki Co., Ltd. .........................................          2,200            20,538
     Nakayo Telecommunications, Inc. ................................        541,000         1,231,624
     NEC Fielding, Ltd. .............................................         95,000         1,149,163
     NEC Mobiling, Ltd. .............................................         46,800         1,562,583
     Net One Systems Co., Ltd. ......................................          1,984         5,160,385
    *New Japan Radio Co., Ltd. ......................................         37,000            61,503
    #Nichicon Corp. .................................................        270,300         3,191,538
     Nidec Copal Electronics Corp. ..................................         34,600           218,001
    #Nidec Sankyo Corp. .............................................        191,000         1,215,843
     NIFTY Corp. ....................................................            195           226,273
    #Nihon Dempa Kogyo Co., Ltd. ....................................         71,100           972,194
   #*Nihon Inter Electronics Corp. ..................................        104,700           139,536
    #Nihon Unisys, Ltd. .............................................        240,875         1,363,798
    *Nippon Avionics Co., Ltd. ......................................         78,000            99,548


                                      1211

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Nippon Ceramic Co., Ltd. .......................................         86,600   $     1,576,210
     Nippon Chemi-Con Corp. .........................................        570,000         2,171,220
     Nippon Systemware Co., Ltd. ....................................         27,900           104,309
     Nohmi Bosai, Ltd. ..............................................        123,000           761,175
     NS Solutions Corp. .............................................         79,400         1,727,570
     NSD Co., Ltd. ..................................................        170,300         1,356,624
    #Obic Business Consultants Co., Ltd. ............................         21,700         1,060,758
     Okaya Electric Industries Co., Ltd. ............................         73,000           323,842
    *Oki Electric Industry Co., Ltd. ................................      2,665,000         2,268,129
    *ONO Sokki Co., Ltd. ............................................        103,000           280,888
     Optex Co., Ltd. ................................................         20,400           248,167
     Origin Electric Co., Ltd. ......................................        105,000           381,386
    #Osaki Electric Co., Ltd. .......................................        123,000         1,093,037
     Panasonic Electric Works Information Systems Co., Ltd. .........         13,500           366,775
     PCA Corp. ......................................................         17,500           206,623
   #*Pixela Corp. ...................................................         18,400            45,571
     Riken Keiki Co., Ltd. ..........................................         77,500           543,680
    *Riso Kagaku Corp. ..............................................         48,900           839,510
     Roland DG Corp. ................................................         54,400           571,134
     Ryoden Trading Co., Ltd. .......................................        141,000           814,245
     Ryosan Co., Ltd. ...............................................        140,000         2,878,667
     Ryoyo Electro Corp. ............................................        113,200         1,028,310
    #Sanken Electric Co., Ltd. ......................................        463,000         1,737,086
     Sanko Co., Ltd. ................................................         21,000            48,383
     Sanshin Electronics Co., Ltd. ..................................        139,500         1,169,515
     Satori Electric Co., Ltd. ......................................         79,080           481,803
     Saxa Holdings, Inc. ............................................        307,000           466,407
    #Shibaura Mechatronics Corp. ....................................        138,000           425,661
    #Shindengen Electric Manufacturing Co., Ltd. ....................        311,000         1,323,322
    #Shinkawa, Ltd. .................................................         68,300           364,323
    #Shinko Electric Industries Co., Ltd. ...........................        297,700         2,151,065
     Shinko Shoji Co., Ltd. .........................................         81,400           628,612
     Shizuki Electric Co., Inc. .....................................        103,000           380,868
    #Siix Corp. .....................................................         79,500         1,015,351
    #Simplex Holdings, Inc. .........................................            952           351,129
    #SMK Corp. ......................................................        277,000           912,208
     Softbank Technology Corp. ......................................            100               815
     So-net Entertainment Corp. .....................................            498         1,973,936
     Soshin Electric Co., Ltd. ......................................          4,600            20,549
     SRA Holdings, Inc. .............................................         49,700           475,620
     Star Micronics Co., Ltd. .......................................        162,400         1,590,568
    #Sumida Corp. ...................................................         61,549           477,781
    #Sumisho Computer Systems Corp. .................................        214,863         3,364,222
     Sun-Wa Technos Corp. ...........................................          3,000            25,578
    #Sunx, Ltd. .....................................................        109,000           603,592
    #Systena Corp. ..................................................          1,096           759,834
     Tachibana Eletech Co., Ltd. ....................................         62,400           499,733
    #Taiyo Yuden Co., Ltd. ..........................................        412,000         3,192,309
    #Tamura Corp. ...................................................        269,000           688,994
    *Teac Corp. .....................................................        332,000           117,307
     Tecmo Koei Holdings Co., Ltd. ..................................        150,730         1,352,335
     Teikoku Tsushin Kogyo Co., Ltd. ................................        172,000           298,289
     TKC, Corp. .....................................................         86,800         1,687,172
   #*Toko, Inc. .....................................................        325,000           695,260
     Tokyo Denpa Co., Ltd. ..........................................         24,900           123,600
     Tokyo Electron Device, Ltd. ....................................            342           597,491
     Tokyo Seimitsu Co., Ltd. .......................................        161,000         2,918,201
    #Tomen Devices Corp. ............................................          2,000            45,008
     Tomen Electronics Corp. ........................................         50,600           598,606
    #Topcon Corp. ...................................................        236,700         1,219,915
     Tose Co., Ltd. .................................................         22,100           139,608


                                      1212

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Toshiba TEC Corp. ..............................................        525,000   $     1,934,664
     Toukei Computer Co., Ltd. ......................................         26,810           381,200
     Towa Corp. .....................................................         70,900           310,052
     Toyo Corp. .....................................................        116,900         1,231,269
     Trans Cosmos, Inc. .............................................        122,300         1,385,968
    *UKC Holdings Corp. .............................................          1,600            15,435
    *Ulvac, Inc. ....................................................        176,200         2,476,963
     Uniden Corp. ...................................................        377,000         1,466,924
    #Wacom Co., Ltd. ................................................          1,580         2,175,503
     XNET Corp. .....................................................             21            30,834
     Y. A. C. Co., Ltd. .............................................         31,700           269,933
   #*Yamaichi Electronics Co., Ltd. .................................         75,700           183,803
    *Yaskawa Information Systems Corp. ..............................         40,000            86,035
     Yokowo Co., Ltd. ...............................................         69,500           375,023
    #Zuken, Inc. ....................................................         94,600           697,891
                                                                                       ---------------
Total Information Technology ........................................                      160,082,403
                                                                                       ---------------
Materials -- (10.6%)
     Achilles Corp. .................................................        703,000           974,989
     Adeka Corp. ....................................................        354,300         3,543,247
     Agro-Kanesho Co., Ltd. .........................................         14,000            67,865
     Aichi Steel Corp. ..............................................        410,000         2,155,638
     Alconix Corp. ..................................................          8,300           180,870
     Arakawa Chemical Industries, Ltd. ..............................         67,700           563,442
     Araya Industrial Co., Ltd. .....................................        276,000           416,829
     Asahi Organic Chemicals Industry Co., Ltd. .....................        343,000           886,353
     Chuetsu Pulp & Paper Co., Ltd. .................................        568,000           862,934
    *Chugai Mining Co., Ltd. ........................................        852,400           216,622
     Chugoku Marine Paints, Ltd. ....................................        242,000         1,703,326
    *Chugokukogyo Co., Ltd. .........................................         62,000            64,455
     Chuo Denki Kogyo Co., Ltd. .....................................         90,000           344,645
   #*Co-Op Chemical Co., Ltd. .......................................        159,000           191,765
    #Dai Nippon Toryo, Ltd. .........................................        518,000           533,936
    #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd. ........................         14,300           610,396
     Daiichi Kogyo Seiyaku Co., Ltd. ................................        121,000           349,874
     Daiken Corp. ...................................................        401,000         1,224,174
     Daiki Aluminium Industry Co., Ltd. .............................         14,000            46,044
     Dainichiseika Colour & Chemicals Manufacturing Co., Ltd. .......        319,000         1,432,956
    #Daio Paper Corp. ...............................................        293,500         2,206,047
     Daiso Co., Ltd. ................................................        355,000         1,189,956
    #DC Co., Ltd. ...................................................        113,900           322,511
     Dynapac Co., Ltd. ..............................................         25,000            67,062
    *Earth Chemical Co., Ltd. .......................................         50,300         1,831,002
     Ebara-Udylite Co., Ltd. ........................................          2,700            70,022
     FP Corp. .......................................................         61,200         3,896,208
     Fuji Seal International, Inc. ..................................         77,800         1,472,417
     Fujikura Kasei Co., Ltd. .......................................         96,500           453,657
     Fujimi, Inc. ...................................................         21,600           258,576
    #Fumakilla, Ltd. ................................................         85,000           328,270
    #Furukawa-Sky Aluminum Corp. ....................................        320,000           946,359
     Geostar Corp. ..................................................         38,000            66,180
     Godo Steel, Ltd. ...............................................        899,000         2,126,918
     Gun Ei Chemical Industry Co., Ltd. .............................        347,000           929,080
     Harima Chemicals, Inc. .........................................         73,300           594,257
    #Hodogaya Chemical Co., Ltd. ....................................        265,000           862,705
     Hokkan Holdings, Ltd. ..........................................        283,000           871,637
     Hokko Chemical Industry Co., Ltd. ..............................         90,000           255,343
    #Hokuetsu Kishu Paper Co., Ltd. .................................        862,199         5,674,954
    *Hokushin Co., Ltd. .............................................         61,400           108,542
     Honshu Chemical Industry Co., Ltd. .............................         35,000           225,348
     Ihara Chemical Industry Co., Ltd. ..............................        155,000           547,912


                                      1213

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Materials -- (Continued)
    #Ise Chemical Corp. .............................................         83,000   $       455,870
   #*Ishihara Sangyo Kaisha, Ltd. ...................................      1,374,500         1,661,288
     Japan Carlit Co., Ltd. .........................................         59,800           306,762
     Japan Pure Chemical Co., Ltd. ..................................              2             4,970
     JSP Corp. ......................................................        103,900         1,525,061
    #Kanto Denka Kogyo Co., Ltd. ....................................        195,000           955,903
    *Katakura Chikkarin Co., Ltd. ...................................         43,000           103,565
     Kawakin Holdings Co., Ltd. .....................................         11,000            37,340
     Kawasaki Kasei Chemicals, Ltd. .................................        121,000           151,892
     Koatsu Gas Kogyo Co., Ltd. .....................................        163,493           915,554
     Kohsoku Corp. ..................................................         61,900           484,207
     Konishi Co., Ltd. ..............................................         66,900           879,324
    #Kumiai Chemical Industry Co., Ltd. .............................        233,000           822,473
     Kureha Corp. ...................................................        573,500         2,561,320
     Kurimoto, Ltd. .................................................        702,000         1,055,129
    #Kurosaki Harima Corp. ..........................................        221,000           752,205
     Kyoei Steel, Ltd. ..............................................         63,700         1,126,475
     MEC Co., Ltd. ..................................................         61,200           217,122
    *Mitsubishi Paper Mills, Ltd. ...................................      1,159,000         1,094,393
     Mitsubishi Steel Manufacturing Co., Ltd. .......................        554,000         1,483,032
     Mitsui Mining & Smelting Co., Ltd. .............................          7,000            19,078
     Mory Industries, Inc. ..........................................        154,000           576,195
     Nakabayashi Co., Ltd. ..........................................        181,000           422,536
    *Nakayama Steel Works, Ltd. .....................................        639,000           634,196
     Neturen Co., Ltd. ..............................................        152,800         1,144,958
     Nichia Steel Works, Ltd. .......................................        175,900           446,545
     Nihon Kagaku Sangyo Co., Ltd. ..................................         78,000           543,572
    #Nihon Nohyaku Co., Ltd. ........................................        225,000           988,727
     Nihon Parkerizing Co., Ltd. ....................................        240,000         3,230,875
     Nihon Seiko Co., Ltd. ..........................................         18,000            66,087
     Nihon Yamamura Glass Co., Ltd. .................................        490,000         1,132,536
    #Nippon Carbide Industries Co., Inc. ............................        201,000           294,538
    #Nippon Chemical Industrial Co., Ltd. ...........................        281,000           500,107
    #Nippon Chutetsukan K.K. ........................................         50,000           109,321
    #Nippon Chuzo K.K. ..............................................        111,000           199,128
     Nippon Coke & Engineering Co., Ltd. ............................        863,000         1,174,904
    #Nippon Concrete Industries Co., Ltd. ...........................        180,000           430,401
     Nippon Denko Co., Ltd. .........................................        394,000         2,101,369
     Nippon Fine Chemical Co., Ltd. .................................         85,600           546,043
    #Nippon Kasei Chemical Co., Ltd. ................................        309,000           571,605
   #*Nippon Kinzoku Co., Ltd. .......................................        222,000           373,202
    #Nippon Koshuha Steel Co., Ltd. .................................        366,000           385,988
     Nippon Light Metal Co., Ltd. ...................................      2,002,000         2,905,062
   #*Nippon Metal Industry Co., Ltd. ................................        556,000           543,802
     Nippon Paint Co., Ltd. .........................................         34,200           260,398
     Nippon Pigment Co., Ltd. .......................................         43,000           109,141
     Nippon Pillar Packing Co., Ltd. ................................         83,000           530,273
     Nippon Soda Co., Ltd. ..........................................        557,000         2,564,038
     Nippon Synthetic Chemical Industry Co., Ltd. (The) .............        256,000         1,422,081
    #Nippon Valqua Industries, Ltd. .................................        328,000           823,114
    *Nippon Yakin Kogyo Co., Ltd. ...................................        409,000           716,389
     Nittetsu Mining Co., Ltd. ......................................        375,000         1,522,225
     Nitto FC Co., Ltd. .............................................         72,000           416,953
    #NOF Corp. ......................................................        726,000         3,403,317
     Ohara, Inc. ....................................................          3,100            30,113
     Okabe Co., Ltd. ................................................        186,900           911,355
     Okamoto Industries, Inc. .......................................        400,000         1,634,911
     Okura Industrial Co., Ltd. .....................................        305,000         1,128,362
     Osaka Organic Chemical Industry, Ltd. ..........................         66,000           310,446
     Osaka Steel Co., Ltd. ..........................................         77,700         1,307,595
     Pacific Metals Co., Ltd. .......................................        546,000         3,154,129


                                      1214

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Materials -- (Continued)
     Pack Corp. (The) ...............................................         66,200   $       994,615
     Riken Technos Corp. ............................................        197,000           600,908
    *S Science Co., Ltd. ............................................      2,704,000           137,973
    #S.T. Chemical Co., Ltd. ........................................         77,000         1,001,668
     Sakai Chemical Industry Co., Ltd. ..............................        375,000         1,486,335
     Sakata INX Corp. ...............................................        196,000           862,160
     Sanyo Chemical Industries, Ltd. ................................        305,000         1,972,347
     Sanyo Special Steel Co., Ltd. ..................................        480,300         2,613,185
     Sekisui Plastics Co., Ltd. .....................................        209,000           824,430
     Shikoku Chemicals Corp. ........................................        184,000         1,031,679
     Shinagawa Refractories Co., Ltd. ...............................        224,000           616,277
     Shin-Etsu Polymer Co., Ltd. ....................................        224,100         1,072,455
     Shinko Wire Co., Ltd. ..........................................        184,000           266,482
     Somar Corp. ....................................................         43,000           106,544
    #Stella Chemifa Corp. ...........................................         42,600         1,233,870
    #Sumitomo Bakelite Co., Ltd. ....................................        591,000         3,460,413
    *Sumitomo Light Metal Industries, Ltd. ..........................      1,757,000         1,498,306
    #Sumitomo Osaka Cement Co., Ltd. ................................      1,640,000         4,968,204
     Sumitomo Pipe & Tube Co., Ltd. .................................        108,100           688,879
     Sumitomo Seika Chemicals Co., Ltd. .............................        223,000         1,006,024
     T. Hasegawa Co., Ltd. ..........................................        121,300         1,921,467
     Taiheiyo Cement Corp. ..........................................      2,664,000         5,175,243
     Taisei Lamick Co., Ltd. ........................................         18,500           551,153
    #Taiyo Holdings Co., Ltd. .......................................         66,000         1,725,532
     Takasago International Corp. ...................................        356,000         1,662,330
     Takiron Co., Ltd. ..............................................        304,000         1,018,030
     Tayca Corp. ....................................................        151,000           583,248
     Tenma Corp. ....................................................         87,000           755,331
    #Titan Kogyo K.K. ...............................................         63,000           312,077
     Toagosei Co., Ltd. .............................................      1,096,000         4,895,489
    #Toda Kogyo Corp. ...............................................        161,000         1,194,398
    #Toho Titanium Co., Ltd. ........................................        120,500         2,570,847
     Toho Zinc Co., Ltd. ............................................        528,000         2,152,981
     Tokai Carbon Co., Ltd. .........................................        825,000         4,092,463
     Tokushu Tokai Paper Co., Ltd. ..................................        501,580         1,066,815
    #Tokuyama Corp. .................................................        810,000         2,919,347
     Tokyo Ohka Kogyo Co., Ltd. .....................................        169,200         3,515,968
    #Tokyo Rope Manufacturing Co., Ltd. .............................        558,000         1,271,339
     Tokyo Steel Manufacturing Co., Ltd. ............................        229,300         1,922,185
     Tokyo Tekko Co., Ltd. ..........................................          3,000             8,484
    #Tomoegawa Paper Co., Ltd. ......................................        125,000           263,043
     Tomoku Co., Ltd. ...............................................        294,000           775,649
     Topy Industries, Ltd. ..........................................        781,000         1,887,000
     Toyo Ink Manufacturing Co., Ltd. ...............................        724,000         2,868,747
     Toyo Kohan Co., Ltd. ...........................................        247,000           974,688
     TYK Corp. ......................................................        138,000           272,624
    #Ube Material Industries, Ltd. ..................................        226,000           782,021
     Wood One Co., Ltd. .............................................        169,000           622,864
     Yodogawa Steel Works, Ltd. .....................................        786,500         3,124,879
    *Yuki Gosei Kogyo Co., Ltd. .....................................         64,000           130,824
     Yushiro Chemical Industry Co., Ltd. ............................         47,100           546,658
                                                                                       ---------------
Total Materials .....................................................                      175,861,301
                                                                                       ---------------
Utilities -- (0.5%)
     Hokkaido Gas Co., Ltd. .........................................        210,000           708,766
     Hokuriku Gas Co., Ltd. .........................................         99,000           265,593
     Okinawa Electric Power Co., Ltd. ...............................         62,571         2,551,409
     Saibu Gas Co., Ltd. ............................................      1,270,000         3,132,006


                                      1215

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Utilities -- (Continued)
     Shizuoka Gas Co., Ltd. .........................................        241,500   $     1,459,705
                                                                                       ---------------
Total Utilities .....................................................                        8,117,479
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,486,514,319
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
    *Oak Capital Corp. Warrants 11/30/11 ............................         55,735                --
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                            AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (10.8%)
 (S)@DFA Short Term Investment Fund .................................    179,334,778       179,334,778
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
      $383,050) to be repurchased at $375,540 .......................   $        376           375,539
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      179,710,317
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,814,743,819) ............................................                  $ 1,666,224,636
                                                                                       ===============


                                      1216

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (51.7%)
    *ABM Resources NL ...............................................      4,447,721   $       290,936
   #*A-Cap Resources, Ltd. ..........................................        332,583            99,614
    *Acer Energy, Ltd. ..............................................        229,729            28,427
    #Acrux, Ltd. ....................................................        494,126         1,749,486
   #*Adamus Resources, Ltd. .........................................      1,337,620           973,720
     Adelaide Brighton, Ltd. ........................................      1,927,272         5,766,974
    #Aditya Birla Minerals, Ltd. ....................................        878,000           891,877
    *ADX Energy, Ltd. ...............................................        473,905            49,467
    *AED Oil, Ltd. ..................................................        363,401            55,533
    *African Iron, Ltd. .............................................         37,307            10,851
    *Ainsworth Game Technology, Ltd. ................................        326,556           117,784
    *AJ Lucas Group, Ltd. ...........................................        317,969           452,394
    *Alchemia, Ltd. .................................................        724,903           210,930
    #Alesco Corp., Ltd. .............................................        457,971           675,535
   #*Alkane Resources, Ltd. .........................................        938,520         1,137,424
    *Alliance Resources, Ltd. .......................................        444,483            62,232
    *Allied Gold Mining P.L.C. ......................................         17,047            43,521
   #*Allied Healthcare Group, Ltd. ..................................        310,840            13,061
   #*Altona Mining, Ltd. ............................................      1,108,169           287,829
    *Amadeus Energy, Ltd. ...........................................        819,137           173,432
     Amalgamated Holdings, Ltd. .....................................        462,247         2,745,180
     Amcom Telecommunications, Ltd. .................................        482,578           422,263
    *Ampella Mining, Ltd. ...........................................        225,174           426,612
     Ansell, Ltd. ...................................................        503,479         7,363,989
   #*Antares Energy, Ltd. ...........................................        934,515           394,325
     AP Eagers, Ltd. ................................................         44,147           533,632
    #APA Group, Ltd. ................................................      1,403,768         6,401,846
    *Apex Minerals NL ...............................................      3,458,027            28,671
    #APN News & Media, Ltd. .........................................      1,762,638         1,616,607
    *Aquarius Platinum, Ltd. ........................................        348,079         1,021,115
   #*Arafura Resources, Ltd. ........................................      1,093,749           690,611
     ARB Corp., Ltd. ................................................        339,077         2,847,494
     Ariadne Australia, Ltd. ........................................        267,324            88,707
    #Aristocrat Leisure, Ltd. .......................................      1,611,890         3,816,054
    #ASG Group, Ltd. ................................................        351,392           320,870
   #*Aspire Mining, Ltd. ............................................        902,429           394,778
    *Astron, Ltd. ...................................................         87,221           264,514
    *Atlantic, Ltd. .................................................        238,482           398,179
     Atlas Iron, Ltd. ...............................................         41,166           133,517
   #*Aurora Oil & Gas, Ltd. .........................................      1,265,748         3,811,235
     Ausdrill, Ltd. .................................................      1,006,775         3,070,980
    #Ausenco, Ltd. ..................................................        173,244           487,963
   #*Ausgold, Ltd. ..................................................         52,096            65,271
    #Austal, Ltd. ...................................................        581,980         1,383,966
    *Austar United Communications, Ltd. .............................      2,887,442         3,496,638
     Austbrokers Holdings, Ltd. .....................................         86,074           567,304
    #Austin Engineering, Ltd. .......................................        172,059           708,425
    *Austpac Resources NL ...........................................      2,524,951           121,305
    *Australian Agricultural Co., Ltd. ..............................        921,392         1,352,018
    #Australian Infrastructure Fund NL ..............................      3,159,690         6,272,817
     Australian Pharmaceutical Industries, Ltd. .....................      5,528,865         1,736,287
    *Australian Worldwide Exploration, Ltd. .........................      1,952,017         2,815,086
     Automotive Holdings Group NL ...................................        548,754         1,200,419
    *Autron Corporation, Ltd. .......................................        989,247            13,553
   #*Avanco Resources, Ltd. .........................................      2,010,636           228,676
    #AVJennings, Ltd. ...............................................      5,185,036         2,400,232
   #*Azumah Resources, Ltd. .........................................        737,953           306,717
    *Ballarat South Gold, Ltd. ......................................          1,996                --


                                      1217

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
   #*Bandanna Energy, Ltd. ..........................................        622,869   $       531,615
    #Bank of Queensland, Ltd. .......................................        384,781         3,383,389
   #*Bannerman Resources, Ltd. ......................................        332,217            92,978
   #*BC Iron, Ltd. ..................................................        243,697           615,413
     Beach Energy, Ltd. .............................................      4,828,492         5,934,225
    *Beadell Resources, Ltd. ........................................      1,500,515         1,230,504
   #*Berkeley Resources, Ltd. .......................................        434,006           145,690
     Beyond International, Ltd. .....................................         61,256            44,545
    #Billabong International, Ltd. ..................................        703,518         3,142,876
    *Bionomics, Ltd. ................................................        207,468            89,668
    *Biota Holdings, Ltd. ...........................................      1,027,571           863,989
    *Bisalloy Steel Group, Ltd. .....................................        469,001           101,058
    #Blackmores, Ltd. ...............................................         76,842         2,372,615
    *BlueScope Steel, Ltd. ..........................................      3,577,801         3,129,953
   #*BMA Gold, Ltd. .................................................      1,829,221         1,049,182
     Boart Longyear Group ...........................................      1,792,094         6,100,440
    *Boom Logistics, Ltd. ...........................................         51,533            16,202
    *Boulder Steel, Ltd. ............................................      1,667,795            86,559
    *Bow Energy, Ltd. ...............................................        928,159         1,442,061
     Bradken, Ltd. ..................................................        708,039         5,710,618
     Breville Group, Ltd. ...........................................        598,466         1,918,394
    #Brickworks, Ltd. ...............................................        132,797         1,558,928
    *Brockman Resources, Ltd. .......................................          7,285            13,002
     BSA, Ltd. ......................................................        642,847           135,425
    #BT Investment Management, Ltd. .................................        172,259           363,762
    *Buccaneer Energy, Ltd. .........................................      2,428,539           175,894
    *Buru Energy, Ltd. ..............................................         88,374            83,899
     Cabcharge Australia, Ltd. ......................................        501,916         2,209,763
     Calliden Group, Ltd. ...........................................        633,393           113,310
     Campbell Brothers, Ltd. ........................................        261,443        12,585,834
   #*Cape Lambert Resources, Ltd. ...................................        373,413           164,264
    *Cape Range Wireless, Ltd. ......................................          7,260                --
    *Capral, Ltd. ...................................................         58,499            12,134
    #Cardno, Ltd. ...................................................        316,614         1,740,510
   #*Carnarvon Petroleum, Ltd. ......................................      3,885,525           541,232
    *Carnegie Wave Energy, Ltd. .....................................      1,008,948            75,912
    #carsales.com, Ltd. .............................................        809,574         4,185,086
    #Cash Converters International, Ltd. ............................      1,180,931           534,117
   #*Catalpa Resources, Ltd. ........................................        907,492         1,641,675
    *CDS Technologies, Ltd. .........................................         13,276                --
     Cedar Woods Properties, Ltd. ...................................        111,357           408,187
     Cellnet Group, Ltd. ............................................        520,067           185,425
    *Centaurus Metals, Ltd. .........................................        143,557           109,455
    *Central Petroleum, Ltd. ........................................      1,759,865            98,979
    *Centrebet International, Ltd. Claim Units ......................         81,336                --
    *Centrex Metals, Ltd. ...........................................         51,889            16,345
   #*Ceramic Fuel Cells, Ltd. .......................................      3,181,070           430,481
   #*Cerro Resources NL .............................................      1,961,035           324,307
    *CGA Mining, Ltd. ...............................................         10,124            24,798
   #*Chalice Gold Mines, Ltd. .......................................        320,684            86,935
     Challenger, Ltd. ...............................................      1,063,324         5,069,014
     Chandler Macleod Group, Ltd. ...................................        338,118           124,506
    *Chemeq, Ltd. ...................................................        166,742                --
    *ChemGenex Pharmaceuticals, Ltd. ................................        115,291             3,038
    *Chesser Resources, Ltd. ........................................        156,921            95,677
   #*Citigold Corp., Ltd. ...........................................      3,765,806           284,705
    #Clarius Group, Ltd. ............................................      1,099,217           605,202
   #*Clinuvel Pharmaceuticals, Ltd. .................................        118,435           185,220
    #Clough, Ltd. ...................................................      1,527,345         1,287,423
     Clover Corp., Ltd. .............................................        269,348            83,302
   #*CO2 Group, Ltd. ................................................        844,559           140,905


                                      1218

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
   #*Coal of Africa, Ltd. ...........................................        589,980   $       491,234
   #*Coalspur Mines, Ltd. ...........................................      1,239,823         2,404,728
    *Cockatoo Coal, Ltd. ............................................      3,240,540         1,291,889
    #Codan, Ltd. ....................................................        156,399           212,699
     Coffey International, Ltd. .....................................      1,048,636           415,588
     Collection House, Ltd. .........................................      1,698,942         1,441,834
    *Comet Ridge, Ltd. ..............................................         65,567            10,669
    #ConnectEast Group, Ltd. ........................................         30,321            17,416
    #Consolidated Media Holdings, Ltd. ..............................      1,276,820         3,506,949
    *Continental Coal, Ltd. .........................................        461,945           102,357
    *Cooper Energy, Ltd. ............................................        336,842           135,432
    #Count Financial, Ltd. ..........................................        858,791         1,251,875
     Coventry Group, Ltd. ...........................................        144,778           332,344
     Credit Corp. Group, Ltd. .......................................        110,382           453,765
    *Crusader Resources, Ltd. .......................................        155,861           182,570
    #CSG, Ltd. ......................................................        674,612           803,472
     CSR, Ltd. ......................................................      2,025,158         5,158,339
    *CTI Logistics, Ltd. ............................................          6,000             7,272
   #*Cudeco, Ltd. ...................................................        399,317         1,317,225
   #*Cue Energy Resources, Ltd. .....................................      1,225,966           299,321
    #Customers, Ltd. ................................................        477,130           532,432
     Data#3, Ltd. ...................................................         19,405           257,487
    #David Jones, Ltd. ..............................................      1,783,074         6,294,519
     Decmil Group, Ltd. .............................................        326,140           720,547
    *Deep Yellow, Ltd. ..............................................        850,894           109,311
    #Devine, Ltd. ...................................................      1,989,993           468,948
   #*Discovery Metals, Ltd. .........................................      1,249,162         1,803,263
     Domino's Pizza Enterprises, Ltd. ...............................         11,342            79,925
   #*Downer EDI, Ltd. ...............................................      1,591,674         5,054,618
    *Dragon Mining, Ltd. ............................................        168,012           234,717
   #*Drillsearch Energy, Ltd. .......................................        409,967           262,341
     DUET Group, Ltd. ...............................................      4,437,176         7,732,961
    #DuluxGroup, Ltd. ...............................................      1,193,687         3,288,564
     DWS Advanced Business Solutions, Ltd. ..........................        223,802           313,375
   #*Dyesol, Ltd. ...................................................        383,671           133,883
   #*Eastern Star Gas, Ltd. .........................................      3,259,013         3,005,391
   #*Elders, Ltd. ...................................................      1,380,363           401,341
   #*Elemental Minerals, Ltd. .......................................        388,188           505,628
    *Ellect Holdings, Ltd. ..........................................            482                --
    *Ellex Medical Lasers, Ltd. .....................................        164,826            22,975
     Emeco Holdings, Ltd. ...........................................      2,143,907         2,221,058
   #*Energy Resources of Australia, Ltd. ............................        638,803         1,307,761
   #*Energy World Corp., Ltd. .......................................      3,906,481         2,352,188
    *Engenco, Ltd. ..................................................        228,803            22,092
     Envestra, Ltd. .................................................      5,142,027         3,464,898
   #*Equatorial Resources, Ltd. .....................................        176,571           426,114
     Euroz, Ltd. ....................................................         74,221           108,616
    *Exco Resources, Ltd. ...........................................        429,909           315,750
    *Extract Resources, Ltd. ........................................        262,940         2,105,378
    #Fantastic Holdings, Ltd. .......................................        355,613           838,354
    *FAR, Ltd. ......................................................      2,769,553            89,101
     Finbar Group, Ltd. .............................................         58,051            58,271
    *Finders Resources, Ltd. ........................................          7,442             2,956
    #FKP Property Group, Ltd. .......................................      2,647,008         1,364,198
    #Fleetwood Corp., Ltd. ..........................................        284,707         3,637,381
    #FlexiGroup, Ltd. ...............................................        597,372         1,407,028
    #Flight Centre, Ltd. ............................................        192,954         4,006,413
   #*Flinders Mines, Ltd. ...........................................      6,909,293         1,109,458
   #*Focus Minerals, Ltd. ...........................................     14,997,678           932,181
    *Forest Enterprises Australia, Ltd. .............................      2,849,173                --
    #Forge Group, Ltd. ..............................................        236,028         1,168,263


                                      1219

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
   #*Forte Energy NL ................................................      1,036,232   $        39,026
     G8 Education, Ltd. .............................................         67,817            35,436
   #*Galaxy Resources, Ltd. .........................................        760,450           507,429
     Gazal Corp., Ltd. ..............................................        104,542           196,883
   #*Geodynamics, Ltd. ..............................................      1,015,653           248,163
   #*Gindalbie Metals, Ltd. .........................................      2,600,255         1,478,320
    *Gloucester Coal, Ltd. ..........................................        226,467         1,616,400
    *Golden Rim Resources, Ltd. .....................................        722,577            82,543
    #Goodman Fielder, Ltd. ..........................................      8,233,537         4,788,349
     GrainCorp, Ltd. ................................................        693,457         5,712,269
     Grange Resources, Ltd. .........................................      1,234,843           578,110
   #*Great Southern, Ltd. ...........................................      9,302,784                --
   #*Greenland Minerals & Energy, Ltd. ..............................        711,078           392,362
   #*Gryphon Minerals, Ltd. .........................................        857,705         1,259,787
     GUD Holdings, Ltd. .............................................        432,916         3,548,539
    *Gujarat NRE Coking Coal, Ltd. ..................................        119,865            30,893
   #*Gunns, Ltd. ....................................................      2,872,620           793,573
    #GWA Group, Ltd. ................................................      1,019,230         2,441,808
    *Hastie Group, Ltd. .............................................        810,423            89,134
    *Havilah Resources NL ...........................................        258,836           145,834
    *HFA Holdings, Ltd. .............................................        235,865           229,659
     HGL, Ltd. ......................................................        102,586           127,030
    *Highlands Pacific, Ltd. ........................................      2,651,500           593,922
    *Hillgrove Resources, Ltd. ......................................        909,242           225,398
    #Hills Holdings, Ltd. ...........................................        986,165         1,123,434
   #*Horizon Oil, Ltd. ..............................................      3,560,142           884,645
    *Hutchison Telecommunications Australia, Ltd. ...................      7,610,556           495,224
   #*Icon Energy, Ltd. ..............................................      1,014,750           148,758
    #iiNet, Ltd. ....................................................        489,281         1,326,167
     Iluka Resources, Ltd. ..........................................        573,137         9,528,200
     Imdex, Ltd. ....................................................        813,645         1,776,663
     IMF Australia, Ltd. ............................................        314,016           475,928
    *IMX Resources, Ltd. ............................................        594,082           230,687
    #Independence Group NL ..........................................        892,724         4,935,443
    *Indo Mines, Ltd. ...............................................         81,968            29,672
   #*Indophil Resources NL ..........................................      3,118,946         1,234,785
    #Industrea, Ltd. ................................................      1,420,051         1,904,824
    *Industrial Minerals Corp., Ltd. ................................         23,969             4,325
    #Infigen Energy, Ltd. ...........................................      1,622,704           490,078
     Infomedia, Ltd. ................................................      1,458,074           336,522
   #*Integra Mining, Ltd. ...........................................      3,188,345         1,767,756
     Integrated Research, Ltd. ......................................        261,513           136,043
   #*Intrepid Mines, Ltd. ...........................................      1,794,707         2,132,485
    #Invocare, Ltd. .................................................        572,622         4,172,041
    #IOOF Holdings, Ltd. ............................................        989,055         6,550,695
     Iress Market Technology, Ltd. ..................................        434,895         3,465,758
   #*Iron Ore Holdings, Ltd. ........................................        336,216           444,493
   #*Ivanhoe Australia, Ltd. ........................................        396,947           441,385
    #JB Hi-Fi, Ltd. .................................................        407,557         6,726,320
   #*Jupiter Mines, Ltd. ............................................        465,443           162,596
     K&S Corp., Ltd. ................................................        210,812           278,801
    *Kagara, Ltd. ...................................................      1,731,649           724,189
   #*Kangaroo Resources, Ltd. .......................................      2,778,905           453,398
    *Karoon Gas Australia, Ltd. .....................................        667,086         3,078,403
   #*Kasbah Resources, Ltd. .........................................        478,599            99,482
    *Kimberley Metals, Ltd. .........................................        204,110            65,643
    #Kingsgate Consolidated, Ltd. ...................................        560,879         4,421,985
   #*Kingsrose Mining, Ltd. .........................................        464,332           756,934
    *Lednium, Ltd. ..................................................        195,019            16,442
     Lemarne Corp., Ltd. ............................................         25,882           100,746
    *Linc Energy, Ltd. ..............................................      1,232,302         2,645,397


                                      1220

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
   #*Liquefied Natural Gas, Ltd. ....................................        595,144   $       214,302
     Little World Beverages, Ltd. ...................................            502             1,807
     Lycopodium, Ltd. ...............................................         56,126           361,363
    #M2 Telecommunications Group, Ltd. ..............................        345,036         1,026,043
    *MacMahon Holdings, Ltd. ........................................      3,174,294         2,011,281
    *Macmin Silver, Ltd. ............................................        371,910            39,084
     Macquarie Telecom Group, Ltd. ..................................         35,019           304,442
   #*Magma Metals, Ltd. .............................................        240,771            30,109
    *Manhattan Corp., Ltd. ..........................................          7,972             2,863
   #*Marengo Mining, Ltd. ...........................................      1,428,204           295,240
    #Matrix Composites & Engineering, Ltd. ..........................        130,877           437,499
     MaxiTRANS Industries, Ltd. .....................................        942,578           342,164
     Mayne Pharma Group, Ltd. .......................................        205,191            82,332
    *McGuigan Simeon Wines, Ltd. ....................................      2,437,348           705,680
    #McMillan Shakespeare, Ltd. .....................................        228,148         2,273,908
     McPherson's, Ltd. ..............................................        303,441           734,177
    #Medusa Mining, Ltd. ............................................        579,085         4,070,719
    #Melbourne IT, Ltd. .............................................        437,638           649,414
   #*MEO Australia, Ltd. ............................................        681,039           137,903
    #Mermaid Marine Australia, Ltd. .................................        906,563         2,921,190
   #*Mesoblast, Ltd. ................................................        232,262         1,974,685
    *Metals X, Ltd. .................................................        173,131            43,428
   #*Metgasco, Ltd. .................................................        667,052           338,844
    *Metminco, Ltd. .................................................      1,879,249           406,261
    *MetroCoal, Ltd. ................................................         68,725            49,321
   #*MHM Metals, Ltd. ...............................................        226,490           173,805
    *Mikoh Corp., Ltd. ..............................................        777,771            19,541
    #Mincor Resources NL ............................................        990,706           876,217
    *Mineral Deposits, Ltd. .........................................        155,272         1,049,157
     Mineral Resources, Ltd. ........................................        419,678         4,920,651
   #*Mirabela Nickel, Ltd. ..........................................      1,206,109         2,073,822
   #*Molopo Energy, Ltd. ............................................      1,186,993           900,996
   #*Moly Mines, Ltd. ...............................................         25,253            13,282
    #Monadelphous Group, Ltd. .......................................        318,887         6,064,967
    *Morning Star Gold NL ...........................................        332,749           113,604
     Mortgage Choice, Ltd. ..........................................        631,109           829,865
    #Mount Gibson Iron, Ltd. ........................................      2,962,399         4,738,207
     MSF Sugar, Ltd. ................................................         76,721           268,679
   #*Murchison Metals, Ltd. .........................................      1,229,022           380,868
    #Myer Holdings, Ltd. ............................................      2,456,107         6,703,584
     MyState, Ltd. ..................................................            802             3,082
   #*Nanosonics, Ltd. ...............................................        259,364           149,509
     National Can Industries, Ltd. ..................................         97,017           109,403
   #*Navigator Resources, Ltd. ......................................      1,876,284            53,230
    #Navitas, Ltd. ..................................................      1,157,537         5,013,315
   #*New Guinea Energy, Ltd. ........................................        359,345            21,357
    *Newland Resources, Ltd. ........................................      1,958,775           133,608
    *Nexbis, Ltd. ...................................................        580,630            35,148
    *Nexus Energy, Ltd. .............................................      4,137,686           918,998
    #NIB Holdings, Ltd. .............................................        478,733           753,829
    *Nido Petroleum, Ltd. ...........................................      6,093,154           330,320
   #*Noble Mineral Resources, Ltd. ..................................        859,168           548,082
     Norfolk Group, Ltd. ............................................        302,473           366,505
    *North Australian Diamonds, Ltd. ................................         16,663             6,097
   #*Northern Iron, Ltd. ............................................        390,502           473,036
    *Northern Star Resources, Ltd. ..................................        739,223           441,639
    *Norton Gold Fields, Ltd. .......................................        299,909            61,677
     NRW Holdings, Ltd. .............................................        650,440         1,654,955
   #*Nucoal Resources NL ............................................        429,538           156,383
    *Nufarm, Ltd. ...................................................        638,490         3,141,961
     Oakton, Ltd. ...................................................        378,695           666,729


                                      1221

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
   AUSTRALIA -- (Continued)
    #*Oilex, Ltd. ...................................................        247,428   $        65,691
    #*Orocobre, Ltd. ................................................        257,530           317,630
     #OrotonGroup, Ltd. .............................................         89,486           773,346
     *Otto Energy, Ltd. .............................................      1,518,553           115,364
     #Pacific Brands, Ltd. ..........................................      4,412,120         2,756,610
     *Pacific Niugini, Ltd. .........................................        200,616            79,684
     *Paladin Energy, Ltd. ..........................................      1,158,193         1,768,701
     *Pan Pacific Petroleum NL ......................................      1,094,343           132,374
     *PanAust, Ltd. .................................................      1,780,618         6,016,882
    #*Pancontinental Oil & Gas NL ...................................      1,057,588           115,189
     #Panoramic Resources, Ltd. .....................................        943,159         1,353,475
     *PaperlinX, Ltd. ...............................................      2,771,649           275,217
      Patties Foods, Ltd. ...........................................         36,136            62,164
     #Peet, Ltd. ....................................................      1,096,798         1,396,187
    #*Peninsula Energy, Ltd. ........................................      5,178,834           225,034
     *Perilya, Ltd. (6681584) .......................................        891,134           424,090
     *Perilya, Ltd. (B3R3QH1) .......................................        445,567           216,007
     #Perpetual Trustees Australia, Ltd. ............................        167,142         3,950,909
    #*Perseus Mining, Ltd. ..........................................      1,605,654         5,309,539
    #*Pharmaxis, Ltd. ...............................................        764,024         1,037,608
     *Photon Group, Ltd. ............................................        240,874            10,347
     *Plantcorp NL ..................................................          4,329                --
    #*Platinum Australia, Ltd. ......................................      1,251,560           232,135
    #*Pluton Resources, Ltd. ........................................        538,056           154,966
      PMP, Ltd. .....................................................      2,395,607         1,435,567
     *Poseidon Nickel, Ltd. .........................................        452,002           101,408
     #Premier Investments, Ltd. .....................................        217,219         1,159,812
    #*Prima Biomed, Ltd. ............................................      2,338,194           459,056
     #Primary Health Care, Ltd. .....................................      1,866,288         6,495,676
      Prime Media Group, Ltd. .......................................      1,777,139         1,236,596
     #PrimeAg, Ltd. .................................................         64,299            73,783
      Programmed Maintenance Service, Ltd. ..........................        549,269         1,134,986
     *QRxPharma, Ltd. ...............................................        109,867           183,543
     *Quickstep Holdings, Ltd. ......................................        462,355           108,066
     *Ramelius Resources, Ltd. ......................................      1,125,876         1,462,619
     *Range Resources, Ltd. .........................................         51,250             7,801
     #RCR Tomlinson, Ltd. ...........................................      1,056,974         1,568,081
     #REA Group, Ltd. ...............................................        211,832         2,874,987
      Reckon, Ltd. ..................................................        207,249           575,917
     *Red 5, Ltd. ...................................................         90,225            17,598
     *Red Fork Energy, Ltd. .........................................        382,887           218,375
      Redflex Holdings, Ltd. ........................................        377,855           698,167
      Reece Australia, Ltd. .........................................        238,457         4,689,436
    #*Reed Resources, Ltd. ..........................................        633,326           241,474
    #*Regis Resources, Ltd. .........................................      1,195,060         3,775,884
     #Reject Shop, Ltd. (The) .......................................        117,972         1,226,036
     *Resolute Mining, Ltd. .........................................      1,882,950         3,317,183
     *Resource & Investment NL ......................................        283,117           199,791
     *Resource Equipment, Ltd. ......................................        118,411            51,139
    #*Resource Generation, Ltd. .....................................        338,381           171,498
      Retail Food Group, Ltd. .......................................         53,237           141,791
    #*Rex Minerals, Ltd. ............................................        403,087           709,112
    #*Rialto Energy, Ltd. ...........................................      1,264,038           446,925
     #Ridley Corp., Ltd. ............................................      1,283,068         1,569,013
     *RiverCity Motorway Group, Ltd. ................................      1,563,354                --
    #*Robust Resources, Ltd. ........................................        136,513           199,558
    #*Roc Oil Co., Ltd. .............................................      6,490,268         2,016,511
      Rock Building Society, Ltd. ...................................         31,054            89,929
      Runge, Ltd. ...................................................         30,702            12,706
     #Ruralco Holdings, Ltd. ........................................         88,146           333,834
     #SAI Global, Ltd. ..............................................      1,064,331         5,301,870


                                      1222

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Salinas Energy, Ltd. ...........................................      1,161,854   $       418,259
    #Salmat, Ltd. ...................................................        664,807         1,951,353
   #*Samson Oil & Gas, Ltd. .........................................      4,815,117           556,378
   #*Sandfire Resources NL ..........................................        394,850         2,801,816
   #*Saracen Mineral Holdings, Ltd. .................................      1,594,324         1,278,330
     Schaffer Corp., Ltd. ...........................................         33,766           145,183
    #Sedgman, Ltd. ..................................................        372,558           760,587
    #Seek, Ltd. .....................................................        666,916         4,323,680
    #Select Harvests, Ltd. ..........................................        292,826           503,866
    *Senex Energy, Ltd. .............................................      1,875,375           988,884
    #Servcorp, Ltd. .................................................        301,327           873,712
   #*Service Stream, Ltd. ...........................................      1,432,710           508,243
     Seven Group Holdings, Ltd. .....................................        641,345         5,152,442
    #Seven West Media, Ltd. .........................................      1,335,509         5,003,193
    #Sigma Pharmaceuticals, Ltd. ....................................      4,898,960         3,569,851
    *Sihayo Gold, Ltd. ..............................................        603,971            62,609
    *Silex System, Ltd. .............................................        532,291         1,251,727
    *Silver Lake Resources, Ltd. ....................................        603,018         2,068,181
    *Sipa Resources International NL ................................        130,098            19,538
    #Sirtex Medical, Ltd. ...........................................        218,046         1,071,885
    #Skilled Group, Ltd. ............................................        485,248           924,602
     Slater & Gordon, Ltd. ..........................................         24,701            50,574
    #SMS Management & Technology, Ltd. ..............................        373,130         2,116,297
    *Southern Cross Electrical Engineering, Ltd. ....................         16,785            14,564
    #Southern Cross Media Group, Ltd. ...............................      2,546,520         3,278,716
    #SP Telemedia, Ltd. .............................................      1,494,571         2,235,722
     Spark Infrastructure Group, Ltd. ...............................      4,783,165         6,094,155
    #Specialty Fashion Group, Ltd. ..................................        809,557           515,540
    #Spotless Group, Ltd. ...........................................      1,196,861         2,492,269
   #*St. Barbara, Ltd. ..............................................      1,636,736         3,792,059
    *Starpharma Holdings, Ltd. ......................................        652,875           758,527
    *Straits Resources, Ltd. ........................................        878,069           635,910
    *Strike Energy, Ltd. ............................................         88,132            11,007
     Structural Systems, Ltd. .......................................        138,772           108,539
     STW Communications Group, Ltd. .................................        840,071           808,970
   #*Sundance Energy Australia, Ltd. ................................        751,727           365,129
   #*Sundance Resources, Ltd. .......................................      8,756,539         3,955,560
   #*Sunland Group, Ltd. ............................................        741,191           692,507
    #Super Retail Group, Ltd. .......................................        909,056         5,150,189
    *Super Retail Group, Ltd. (B3XZSK8) .............................        359,398         2,045,348
    *Swick Mining Services, Ltd. ....................................         71,883            25,474
     Symex Holdings, Ltd. ...........................................        513,662           193,152
     Talent2 International, Ltd. ....................................        472,312           631,877
    *Talisman Mining, Ltd. ..........................................        217,981            99,817
   #*Tanami Gold NL .................................................        510,409           528,453
    *Tap Oil, Ltd. ..................................................      1,465,268         1,119,840
     Tassal Group, Ltd. .............................................        626,912         1,021,480
     Technology One, Ltd. ...........................................      1,322,653         1,505,696
    #Ten Network Holdings, Ltd. .....................................      3,492,166         3,376,725
   #*Terramin Australia, Ltd. .......................................        155,209            24,219
   #*Texon Petroleum, Ltd. ..........................................        644,848           426,666
    #TFS Corp., Ltd. ................................................      1,323,074           915,870
     Thakral Holdings Group, Ltd. ...................................      2,559,697         1,404,384
     ThinkSmart, Ltd. ...............................................        146,612            66,670
    #Thorn Group, Ltd. ..............................................        370,228           642,616
    *Thundelarra Exploration, Ltd. ..................................        260,965            49,767
   #*Tiger Resources, Ltd. ..........................................      1,751,101           850,563
    *TNG, Ltd. ......................................................         87,408             9,596
    *Toro Energy, Ltd. ..............................................         70,156             5,989
     Tox Free Solutions, Ltd. .......................................        355,104           809,607
    #Transfield Services, Ltd. ......................................      1,784,320         4,258,408


                                      1223

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Transpacific Industries Group, Ltd. (B0736RR) ..................      1,181,222   $       927,440
   #*Transpacific Industries Group, Ltd. (B0736T2) ..................      2,759,327         2,166,493
    #Troy Resources NL ..............................................        352,784         1,499,267
     Trust Co., Ltd. (The) ..........................................         82,756           488,210
     UGL, Ltd. ......................................................        332,576         4,601,399
    *Unity Mining, Ltd. .............................................         92,075            12,590
   #*UXC, Ltd. ......................................................      1,169,545           670,485
   #*Venture Minerals, Ltd. .........................................        450,858           161,969
    *Venturex Resources, Ltd. .......................................         42,171             3,313
     Village Roadshow, Ltd. .........................................        855,994         2,590,489
   #*Virgin Blue Holdings, Ltd. .....................................      7,648,897         2,982,245
     Warrnambool Cheese & Butter Factory Co. Holding, Ltd. ..........          1,203             4,998
    #Watpac, Ltd. ...................................................        711,698           853,828
     WDS, Ltd. ......................................................        375,342           292,133
    *Webfirm Group, Ltd. ............................................        124,813             9,126
    #Webjet, Ltd. ...................................................        356,064           898,156
    *Webster, Ltd. ..................................................        144,737            60,902
    #Western Areas NL ...............................................        558,671         3,362,850
    *Westgold Resources, Ltd. .......................................         59,310            11,181
   #*White Energy Co., Ltd. .........................................        643,913         1,115,658
     WHK Group, Ltd. ................................................      1,202,433         1,071,613
    #Wide Bay Australia, Ltd. .......................................         81,906           670,445
   #*WildHorse Energy, Ltd. .........................................        212,714            39,033
    *Willmott Forests, Ltd. .........................................         17,224                --
   #*Windimurra Vanadium, Ltd. ......................................        537,429                --
    #Wotif.com Holdings, Ltd. .......................................        505,776         1,948,971
   #*WPG Resources, Ltd. ............................................        702,896            84,098
    *YTC Resources, Ltd. ............................................         16,666             8,402
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                      562,036,493
                                                                                       ---------------
HONG KONG -- (15.4%)
     Aeon Credit Service (Asia) Co., Ltd. ...........................        580,000           427,631
     Aeon Stores Hong Kong Co., Ltd. ................................        234,000           510,318
     Alco Holdings, Ltd. ............................................      1,426,000           447,996
     Allan International Holdings, Ltd. .............................        720,000           215,461
     Allied Group, Ltd. .............................................        683,200         1,749,241
     Allied Overseas, Ltd. ..........................................         50,000            21,345
    #Allied Properties, Ltd. ........................................     12,297,857         1,697,752
    *Amax Holdings, Ltd. ............................................      9,312,000            94,447
    *Apac Resources, Ltd. ...........................................     12,620,000           463,989
    *Apollo Solar Energy Technology Holdings, Ltd. ..................     11,692,000           419,197
     APT Satellite Holdings, Ltd. ...................................      1,275,000           211,421
   #*Artel Solutions Group Holdings, Ltd. ...........................      7,885,000           149,153
    *Artini China Co., Ltd. .........................................      2,481,000            59,630
     Arts Optical International Holdings, Ltd. ......................        730,000           234,936
     Asia Financial Holdings, Ltd. ..................................      2,474,908           909,429
     Asia Satellite Telecommunications Holdings, Ltd. ...............        962,000         1,791,203
     Asia Standard Hotel Group, Ltd. ................................     11,797,218           884,453
     Asia Standard International Group, Ltd. ........................     13,365,185         2,214,906
     Associated International Hotels, Ltd. ..........................        980,000         1,949,232
     Aupu Group Holding Co., Ltd. ...................................      2,504,000           210,680
     Automated Systems Holdings, Ltd. ...............................        394,000            40,364
     Bauhaus International Holdings, Ltd. ...........................        662,000           237,606
    *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd. ...............      2,440,000            36,163
    *Bel Global Resources Holdings, Ltd. ............................      2,576,000            47,085
    *Bio-Dynamic Group, Ltd. ........................................      2,544,000           278,925
    *Birmingham International Holdings, Ltd. ........................      6,502,000           127,214
     Bonjour Holdings, Ltd. .........................................      4,356,000           688,366
     Bossini International Holdings, Ltd. ...........................      3,871,500           367,357
   #*Burwill Holdings, Ltd. .........................................      8,888,960           180,188
    #Cafe de Coral Holdings, Ltd. ...................................      1,106,000         2,504,349


                                      1224

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
    *Capital Estate, Ltd. ...........................................      5,151,000   $       167,581
     Century City International Holdings, Ltd. ......................      6,419,460           415,559
    *Century Sunshine Group Holdings, Ltd. ..........................      3,655,000            92,630
     Champion Technology Holdings, Ltd. .............................     14,734,387           210,610
     Chen Hsong Holdings, Ltd. ......................................        898,000           351,818
     Cheuk Nang Holdings, Ltd. ......................................        379,041           149,755
     Chevalier International Holdings, Ltd. .........................        737,482           821,287
     Chevalier Pacific Holdings, Ltd. ...............................      5,497,500           136,843
    #Chigo Holding, Ltd. ............................................        722,000            33,507
    *China Best Group Holding, Ltd. .................................      3,721,400            48,799
    *China Billion Resources, Ltd. ..................................      4,876,000            54,605
    *China Boon Holdings, Ltd. ......................................      6,200,000           191,183
    *China CBM Group, Ltd. ..........................................      6,930,301           603,339
    *China Digicontent Co., Ltd. ....................................      2,710,000             3,488
    *China Digital Licensing Group, Ltd. ............................      2,190,000            63,741
    *China Electronics Corp. Holdings Co., Ltd. .....................      2,888,250           212,292
    *China Energy Development Holdings, Ltd. ........................     21,966,000           306,045
    *China Financial Services Holdings, Ltd. ........................        954,000            58,106
    *China Flavors & Fragrances Co., Ltd. ...........................        144,924            27,501
    *China Gamma Group, Ltd. ........................................      7,500,000           171,521
    *China Infrastructure Investment, Ltd. ..........................      8,680,000           200,296
    *China Investments Holdings, Ltd. ...............................        149,000             3,330
   #*China Mandarin Holdings, Ltd. ..................................      5,012,400           100,752
     China Metal International Holdings, Ltd. .......................      2,582,000           460,100
    *China Motion Telecom International, Ltd. .......................      5,080,000            74,476
     China Motor Bus Co., Ltd. ......................................         50,000           426,410
    *China Ocean Shipbuilding Industry Group, Ltd. ..................      4,137,500            61,400
    *China Oriental Culture Group, Ltd. .............................      3,600,000           169,712
     China Overseas Grand Oceans Group, Ltd. ........................         15,000            11,442
    *China Pipe Group, Ltd. .........................................        100,000               404
   #*China Public Procurement, Ltd. .................................      5,230,000                --
    *China Renji Medical Group, Ltd. ................................     12,784,000            98,733
   #*China Resources and Transportation Group, Ltd. .................     32,400,000         1,150,363
    *China Solar Energy Holdings, Ltd. ..............................     37,990,000           324,053
    *China Strategic Holdings, Ltd. .................................     12,585,000           288,429
    #China Taisan Technology Group Holdings, Ltd. ...................        564,915            43,711
     China Ting Group Holdings, Ltd. ................................      2,443,151           165,430
    *China Tycoon Beverage Holdings, Ltd. ...........................      2,732,000            63,390
    *China WindPower Group, Ltd. ....................................     14,630,000           685,916
    *China Yunnan Tin Minerals Group Co., Ltd. ......................      9,428,000            54,834
     China-Hongkong Photo Products Holdings, Ltd. ...................      2,123,000           148,271
     Chinney Investments, Ltd. ......................................      1,144,000           148,401
     Chong Hing Bank, Ltd. ..........................................        878,000         1,633,855
    #Chow Sang Sang Holdings International, Ltd. ....................        393,680         1,209,220
     Chu Kong Shipping Development Co., Ltd. ........................      2,188,000           343,574
    *Chuang's China Investments, Ltd. ...............................      3,388,000           171,662
     Chuang's Consortium International, Ltd. ........................      3,569,965           356,371
    *Chun Wo Development Holdings, Ltd. .............................      2,002,926            89,161
    #Citic Telecom International Holdings, Ltd. .....................      4,388,000           972,859
    *City e-Solutions, Ltd. .........................................        186,000            20,676
    #City Telecom, Ltd. .............................................      1,540,751           734,713
     CK Life Sciences International Holdings, Inc. ..................     12,548,000           543,064
    *Climax International Co., Ltd. .................................         40,700               131
     CNT Group, Ltd. ................................................      8,315,264           393,980
    *COL Capital, Ltd. ..............................................      2,725,840           353,730
     Computer & Technologies Holdings, Ltd. .........................        432,000            83,012
     Continental Holdings, Ltd. .....................................      5,148,250            73,028
     Cosmos Machinery Enterprises, Ltd. .............................      1,616,400           114,800
    *Cosway Corp., Ltd. .............................................      1,950,000           256,827
    *CP Lotus Corp., Ltd. ...........................................     11,420,000           319,479
     Cross-Harbour Holdings, Ltd. (The) .............................        659,520           522,684


                                      1225

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     CSI Properties, Ltd. ...........................................     22,229,625   $       545,048
    *CST Mining Group, Ltd. .........................................     71,688,000           993,897
    *Culture Landmark Investment, Ltd. ..............................     10,196,000           143,807
    *Culturecom Holdings, Ltd. ......................................        965,000            90,898
     Dah Sing Banking Group, Ltd. ...................................      1,071,840         1,042,793
     Dah Sing Financial Holdings, Ltd. ..............................        480,950         1,489,976
    *Dan Form Holdings Co., Ltd. ....................................      3,261,260           263,880
     DBA Telecommunication Asia Holdings, Ltd. ......................      1,812,000           537,146
   #*Dejin Resources Group Co., Ltd. ................................     23,892,000           249,106
     Dickson Concepts International, Ltd. ...........................        924,500           530,454
    *Digitalhongkong.com ............................................         25,388             3,151
    *Doxen Energy Group, Ltd. .......................................        542,796           103,830
    *Dragonite International, Ltd. ..................................        330,000             2,719
     DVN Holdings, Ltd. .............................................      2,183,000            80,406
     Dynamic Holdings, Ltd. .........................................        374,000            58,703
     Eagle Nice International Holdings, Ltd. ........................      1,078,000           170,049
     EcoGreen Fine Chemicals Group, Ltd. ............................      1,112,000           296,154
    *Eforce Holdings, Ltd. ..........................................      2,024,000             3,826
    *EganaGoldpfeil Holdings, Ltd. ..................................      4,121,757                --
    *e-Kong Group, Ltd. .............................................        620,000            30,874
     Emperor Entertainment Hotel, Ltd. ..............................      2,440,000           398,523
     Emperor International Holdings, Ltd. ...........................      5,836,753           968,640
    #Emperor Watch & Jewellery, Ltd. ................................      9,550,000         1,554,693
   #*ENM Holdings, Ltd. .............................................     15,112,000         1,180,784
    *Enviro Energy International Holdings, Ltd. .....................      4,138,000           123,224
    *EPI Holdings, Ltd. .............................................      4,259,927           103,476
    *eSun Holdings, Ltd. ............................................      2,322,000           425,147
     EVA Precision Industrial Holdings, Ltd. ........................      5,544,000         1,431,744
    *Ezcom Holdings, Ltd. ...........................................         72,576               448
     Fairwood, Ltd. .................................................        337,600           438,858
     Far East Consortium International, Ltd. ........................      4,570,342           793,937
    *Far East Technology International, Ltd. ........................        179,520            17,793
    *First Natural Foods Holdings, Ltd. .............................      2,365,000                --
   #*Fook Woo Group Holdings, Ltd. ..................................        952,000           179,884
    *Foundation Group, Ltd. .........................................      2,350,000            35,392
     Fountain SET Holdings, Ltd. ....................................      4,622,000           562,041
     Four Seas Mercantile Holdings, Ltd. ............................        592,000           159,306
    *Frasers Property China, Ltd. ...................................     16,477,000           353,644
    *Freeman Corp., Ltd. ............................................      6,328,888            37,912
     Fujikon Industrial Holdings, Ltd. ..............................        912,000           107,627
    *Genting Hong Kong, Ltd. ........................................         17,000             5,327
     Get Nice Holdings, Ltd. ........................................     19,044,000           846,356
     Giordano International, Ltd. ...................................      7,162,000         5,374,945
    *Global Tech Holdings, Ltd. .....................................      5,498,000            23,222
    #Glorious Sun Enterprises, Ltd. .................................      2,662,000           871,411
     Gold Peak Industries Holding, Ltd. .............................      3,118,642           317,473
     Golden Resources Development International, Ltd. ...............      3,330,500           170,145
     Goldin Financial Holdings, Ltd. ................................        480,000            49,268
    *Goldin Properties Holdings, Ltd. ...............................      2,040,000           700,772
     Golik Holdings, Ltd. ...........................................        250,500            17,395
    *Good Fellow Resources Holdings, Ltd. ...........................      1,670,000            64,001
    *Grande Holdings, Ltd. ..........................................        882,000            46,548
     Great Eagle Holdings, Ltd. .....................................        355,499           784,126
    *Greenheart Group, Ltd. .........................................      1,626,000           124,788
    *G-Resources Group, Ltd. ........................................     52,053,000         3,139,591
    *Group Sense International, Ltd. ................................      2,448,000            51,150
    *Guangnan Holdings, Ltd. ........................................      2,249,600           299,724
    *Guojin Resources Holdings, Ltd. ................................        594,295             2,892
     Haitong International Securities Group, Ltd. ...................      1,203,586           469,270
    *Hang Fung Gold Technology, Ltd. ................................      1,972,482                --
    #Hang Ten Group Holdings, Ltd. ..................................      2,254,000           490,401


                                      1226

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Hannstar Board International Holdings, Ltd. ....................      1,446,000   $       227,542
     Hanny Holdings, Ltd. ...........................................        747,979            20,856
    *Hans Energy Co., Ltd. ..........................................      7,556,000           116,166
     Harbour Centre Development, Ltd. ...............................        957,500         1,064,500
    *Hengli Commercial Properties Group, Ltd. .......................        336,000            20,233
     High Fashion International, Ltd. ...............................        268,000            98,882
     HKR International, Ltd. ........................................      5,895,136         2,437,443
     Hon Kwok Land Investment Co., Ltd. .............................        314,800           102,989
    *Hong Fok Land, Ltd. ............................................      1,210,000             1,558
     Hong Kong Ferry Holdings, Ltd. .................................        809,300           632,312
     Hong Kong Food Investment Holdings, Ltd. .......................        202,184            22,187
     Hongkong Chinese, Ltd. .........................................      4,774,000           757,355
     Hop Fung Group Holdings, Ltd. ..................................        888,000            62,256
    #Hsin Chong Construction Group, Ltd. ............................      1,569,658           267,097
    *Huafeng Group Holdings, Ltd. ...................................      6,713,325           153,347
     Hung Hing Printing Group, Ltd. .................................      1,188,000           281,437
     Hutchison Harbour Ring, Ltd. ...................................      9,432,000           804,893
     Hutchison Telecommunications Hong Kong Holdings, Ltd. ..........      1,218,000           433,039
    *Hybrid Kinetic Group, Ltd. .....................................     14,884,000           140,586
    *HyComm Wireless, Ltd. ..........................................         89,090            20,463
    *I-Cable Communications, Ltd. ...................................        531,000            32,147
    *IDT International, Ltd. ........................................      6,240,183            87,568
    *Imagi International Holdings, Ltd. .............................     17,320,000           450,204
     iOne Holdings, Ltd. ............................................      3,140,000            24,868
     IPE Group, Ltd. ................................................      2,060,000           164,345
    #IT, Ltd. .......................................................      2,802,532         1,745,406
     ITC Corp., Ltd. ................................................        893,645            30,420
    *ITC Properties Group, Ltd. .....................................      3,645,747           821,611
   #*Jinchuan Group International Resources Co., Ltd. ...............      1,104,000           254,715
    *Jinhui Holdings, Ltd. ..........................................        384,000            65,441
    *Jiuzhou Development Co., Ltd. ..................................      2,558,000           160,199
     JLF Investment Co., Ltd. .......................................      3,293,500           204,931
     Joyce Boutique Holdings, Ltd. ..................................      1,530,000           140,857
     Junefield Department Store Group, Ltd. .........................        306,000            21,798
    #K Wah International Holdings, Ltd. .............................      5,583,405         1,508,992
     Kam Hing International Holdings, Ltd. ..........................      1,974,000           196,332
     Kantone Holdings, Ltd. .........................................     14,737,990           169,978
    *Karl Thomson Holdings, Ltd. ....................................      1,188,000            53,049
     Karrie International Holdings, Ltd. ............................      1,383,600            66,092
     Keck Seng Investments (Hong Kong), Ltd. ........................        904,600           374,820
     Kin Yat Holdings, Ltd. .........................................        586,000           116,068
    *King Pacific International Holdings, Ltd. ......................      1,404,200            22,051
    *King Stone Energy Group, Ltd. ..................................      2,822,000           296,700
     Kingmaker Footwear Holdings, Ltd. ..............................      1,476,955           237,387
    #Kingston Financial Group, Ltd. .................................     11,717,000         1,244,024
     Kith Holdings, Ltd. ............................................        204,000            29,994
    *Kiu Hung Energy Holdings, Ltd. .................................     10,810,000           115,879
    *Ko Yo Chemical Group, Ltd. .....................................     16,260,000           288,280
    *Kowloon Development Co., Ltd. ..................................      1,588,000         1,528,034
    *KTP Holdings, Ltd. .............................................        560,400            54,447
     Kwoon Chung Bus Holdings, Ltd. .................................        556,000           123,470
    *Lai Sun Development Co., Ltd. ..................................     44,552,800           931,040
    *Lai Sun Garment International, Ltd. ............................      2,770,000           254,737
     Lam Soon Hong Kong, Ltd. .......................................        302,310           194,860
    *Leading Spirit High-Tech Holdings Co., Ltd. ....................      2,310,000             2,973
    #Lee & Man Handbags, Ltd. .......................................      1,420,000           102,358
    #Lee & Man Holdings, Ltd. .......................................      1,420,000           959,599
     Lee's Pharmaceutical Holdings, Ltd. ............................          5,000             1,894
     Lerado Group Holdings Co., Ltd. ................................      1,900,000           178,324
     Li Heng Chemical Fibre Technologies, Ltd. ......................      2,023,000           197,607
     Lippo China Resources, Ltd. ....................................      8,092,000           185,270


                                      1227

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Lippo, Ltd. ....................................................      1,195,700   $       386,791
    *Lisi Group Holdings, Ltd. ......................................      4,262,000           198,010
     Liu Chong Hing Investment, Ltd. ................................        775,200           737,180
    *Longrun Tea Group Co., Ltd. ....................................      1,900,000            88,927
     Luen Thai Holdings, Ltd. .......................................      1,345,000           110,164
     Luk Fook Holdings International, Ltd. ..........................         94,000           403,608
    #Luks Industrial Group, Ltd. ....................................        428,913            91,953
    *Lung Cheong International Holdings, Ltd. .......................      6,790,000           244,369
     Lung Kee (Bermuda) Holdings, Ltd. ..............................      1,597,875           844,700
    *Madex International Holdings, Ltd. .............................      3,182,000            52,108
     Magnificent Estates, Ltd. ......................................     13,184,000           419,189
     Mainland Headwear Holdings, Ltd. ...............................        765,600            66,003
     Man Yue Technology Holdings, Ltd. ..............................      1,064,000           202,204
   #*Mascotte Holdings, Ltd. ........................................      7,688,000           364,416
     Matrix Holdings, Ltd. ..........................................      1,067,414           241,801
    *Mei Ah Entertainment Group, Ltd. ...............................     11,040,000           190,731
     Melbourne Enterprises, Ltd. ....................................         40,500           590,839
    #Melco International Development, Ltd. ..........................      3,309,000         2,644,969
    #Midland Holdings, Ltd. .........................................      2,934,000         1,435,058
     Ming Fai International Holdings, Ltd. ..........................      1,680,000           244,533
    *Ming Fung Jewellery Group, Ltd. ................................      9,050,000           651,929
     Miramar Hotel & Investment Co., Ltd. ...........................        772,000           814,549
     Modern Beauty Salon Holdings, Ltd. .............................        160,000            16,558
    *Mongolia Energy Corp., Ltd. ....................................     10,603,000         1,031,156
    *Nan Nan Resources Enterprise, Ltd. .............................        330,000            34,180
     Nanyang Holdings, Ltd. .........................................        137,500           371,102
     National Electronics Holdings, Ltd. ............................      2,266,000           207,440
     Natural Beauty Bio-Technology, Ltd. ............................      4,470,000           680,125
    #Neo-Neon Holdings, Ltd. ........................................      1,898,000           324,180
     Net2Gather China Holdings, Ltd. ................................      8,139,720           180,246
     New Century Group Hong Kong, Ltd. ..............................     13,351,464           308,898
    *New Focus Auto Tech Holdings, Ltd. .............................        104,000            30,327
    *New Smart Energy Group, Ltd. ...................................     23,975,000           308,606
   #*New Times Energy Corp., Ltd. ...................................     25,952,000           162,072
     Neway Group Holdings, Ltd. .....................................     24,579,087           255,120
     NewOcean Green Energy Holdings, Ltd. ...........................      3,032,000           600,952
    *Next Media, Ltd. ...............................................      3,725,183           323,415
    *Ngai LiK Industrial Holdings, Ltd. .............................        252,200            19,478
    *Norstar Founders Group, Ltd. ...................................      3,256,000                --
   #*North Asia Resources Holdings, Ltd. ............................      2,108,600           118,222
   #*Orange Sky Golden Harvest Entertainment Holdings, Ltd. .........      6,229,706           300,800
    *Orient Power Holdings, Ltd. ....................................        804,000            19,456
    #Oriental Watch Holdings, Ltd. ..................................      1,604,800           925,908
     Pacific Andes International Holdings, Ltd. .....................      5,262,919           509,184
     Pacific Basin Shipping, Ltd. ...................................      7,551,000         3,443,034
    *Pacific Century Premium Developments, Ltd. .....................      4,403,000           666,786
     Pacific Textile Holdings, Ltd. .................................      1,750,000           984,777
     Paliburg Holdings, Ltd. ........................................      3,152,830           992,121
    *Pan Asia Environmental Protection Group, Ltd. ..................      1,258,432           124,128
     Paul Y Engineering Group, Ltd. .................................         77,759             8,399
   #*Peace Mark Holdings, Ltd. ......................................      2,738,022                --
     Pearl Oriental Innovation, Ltd. ................................      5,886,800           599,538
     Pegasus International Holdings, Ltd. ...........................        226,000            35,650
     Pico Far East Holdings, Ltd. ...................................      3,910,000           696,139
    *PME Group, Ltd. ................................................      6,410,000           173,260
    *PNG Resources Holdings, Ltd. ...................................     16,626,362           221,551
     Pokfulam Development Co., Ltd. .................................        234,000           233,657
     Polytec Asset Holdings, Ltd. ...................................     10,763,526           942,232
     Public Financial Holdings, Ltd. ................................      3,194,000         1,351,210
     PYI Corp., Ltd. ................................................     12,919,134           396,819
    *Pyxis Group, Ltd. ..............................................      1,936,000            42,364


                                      1228

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
    *QPL International Holdings, Ltd. ...............................        603,000   $        16,940
     Raymond Industrial, Ltd. .......................................      1,383,400           136,351
     Regal Hotels International Holdings, Ltd. ......................      2,415,800           804,992
    *Richfield Group Holdings, Ltd. .................................      2,624,000           154,366
    *Rising Development Holdings, Ltd. ..............................      2,278,000           302,667
     Rivera Holdings, Ltd. ..........................................      5,710,000           150,673
     Roadshow Holdings, Ltd. ........................................      1,456,000           113,571
     Royale Furniture Holdings, Ltd. ................................      1,480,387           448,025
     S.A.S. Dragon Holdings, Ltd. ...................................      1,212,000           269,022
    #Sa Sa International Holdings, Ltd. .............................      1,168,000           694,370
     Safety Godown Co., Ltd. ........................................        398,000           254,510
     Samling Global, Ltd. ...........................................      6,160,000           354,096
     Samson Paper Holdings, Ltd. ....................................      1,800,000            80,748
    *San Miguel Brewery Hong Kong, Ltd. .............................        612,800            93,197
    *Sanyuan Group, Ltd. ............................................        415,000             8,013
     SEA Holdings, Ltd. .............................................      1,140,000           503,127
    *SEEC Media Group, Ltd. .........................................        136,000             4,664
    *Sheng Yuan Holdings, Ltd. ......................................        210,000            12,530
    #Shenyin Wanguo, Ltd. ...........................................      1,297,500           386,282
     Shenzhen High-Tech Holdings, Ltd. ..............................        812,000            46,196
    *Shougang Concord Grand Group, Ltd. .............................      2,451,000            86,267
    *Shougang Concord Technology Holdings, Ltd. .....................      4,201,809           195,624
    *Shun Ho Resources Holdings, Ltd. ...............................        483,000            63,036
    *Shun Ho Technology Holdings, Ltd. ..............................      1,037,452           131,650
     Shun Tak Holdings, Ltd. ........................................      4,333,941         2,029,820
     Sing Tao News Corp., Ltd. ......................................      1,974,000           310,544
     Singamas Container Holdings, Ltd. ..............................      5,922,000         1,329,703
    *Sino Dragon New Energy Holdings, Ltd. ..........................      5,816,000           334,178
    *Sino Gas Group, Ltd. ...........................................      4,980,000           149,199
    *Sinocan Holdings, Ltd. .........................................        350,000             1,757
    *Sinocop Resources Holdings, Ltd. ...............................      3,980,000           401,328
    *Sino-Tech International Holdings, Ltd. .........................     27,990,000           323,435
   #*Sinotel Technologies, Ltd. .....................................        763,000            80,093
     SIS International Holdings, Ltd. ...............................         34,000            11,922
    *Skyfame Realty Holdings, Ltd. ..................................      2,737,750           304,440
     SmarTone Telecommunications Holdings, Ltd. .....................      2,051,500         3,794,252
    *SMI Publishing Group, Ltd. .....................................        250,511               484
     SOCAM Development, Ltd. ........................................        938,771           895,959
    *Solomon Systech International, Ltd. ............................      6,312,000           165,885
    *Soundwill Holdings, Ltd. .......................................         12,000            12,953
     South China (China), Ltd. ......................................      6,744,000           419,928
     South China Financial Holdings, Ltd. ...........................      4,872,000            37,715
    *South China Land, Ltd. .........................................     20,847,170           308,451
     Southeast Asia Properties & Finance, Ltd. ......................        289,891            60,134
    *Starlight International Holdings, Ltd. .........................      3,125,325            41,970
     Stella International Holdings, Ltd. ............................        442,074           997,820
     Styland Holdings, Ltd. .........................................        129,347               291
    *Success Universe Group, Ltd. ...................................      5,552,000           153,980
     Sun Hing Vision Group Holdings, Ltd. ...........................        358,000           131,146
     Sun Hung Kai & Co., Ltd. .......................................      1,422,621           830,136
   #*Sun Innovation Holdings, Ltd. ..................................     10,735,655           187,623
     Sunwah Kingsway Capital Holdings, Ltd. .........................      5,750,000           106,464
    *Sunway International Holdings, Ltd. ............................        866,000            28,278
    *Superb Summit International Timber Co., Ltd. ...................     12,186,600           338,700
    #Sustainable Forest Holdings, Ltd. ..............................     10,775,250           271,679
     Synergis Holdings, Ltd. ........................................        322,033            28,891
    *Tack Fat Group International, Ltd. .............................         44,480               830
    *Tack Hsin Holdings, Ltd. .......................................      1,024,000           306,408
     Tai Cheung Holdings, Ltd. ......................................      1,919,000         1,326,205
     Tai Sang Land Development, Ltd. ................................        576,984           213,551
    *Talent Property Group, Ltd. ....................................      5,106,420           143,299


                                      1229

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Tan Chong International, Ltd. ..................................      1,212,000   $       280,493
    #Techtronic Industries Co., Ltd. ................................      4,086,000         3,535,343
    *Termbray Industries International (Holdings), Ltd. .............      2,304,900           183,544
     Tern Properties Co., Ltd. ......................................         51,200            22,068
     Texhong Textile Group, Ltd. ....................................        212,000            61,595
     Texwinca Holdings, Ltd. ........................................      2,136,000         2,706,129
    *Theme International Holdings, Ltd. .............................      4,130,000           150,600
     Tian Teck Land, Ltd. ...........................................      1,054,000           911,235
     Tianda Holdings, Ltd. ..........................................        306,000            17,332
   #*Titan Petrochemicals Group, Ltd. ...............................     11,860,000           467,401
    *Tom Group, Ltd. ................................................      3,612,000           302,858
     Tongda Group Holdings, Ltd. ....................................     10,120,000           315,282
    #Top Form International, Ltd. ...................................      2,760,000           147,532
    *Topsearch International Holdings, Ltd. .........................      3,850,000           141,935
     Town Health International Investments, Ltd. ....................      1,175,165           120,885
     Tradelink Electronic Commerce, Ltd. ............................        804,000           101,947
     Transport International Holdings, Ltd. .........................        870,541         1,777,940
     Trinity, Ltd. ..................................................      1,788,000         1,616,026
     Tristate Holdings, Ltd. ........................................        188,000            97,054
    *TSC Group Holdings, Ltd. .......................................      1,928,000           258,880
    #Tse Sui Luen Jewellery International, Ltd. .....................        300,000           249,031
     Tungtex Holdings Co., Ltd. .....................................        910,000           117,100
     Tysan Holdings, Ltd. ...........................................      1,040,773           198,922
    #United Laboratories International Holdings, Ltd. (The) .........      1,948,000         1,503,467
     Universal Technologies Holdings, Ltd. ..........................      6,000,000           397,355
    *U-Right International Holdings, Ltd. ...........................      4,746,000             8,553
    *Value Convergence Holdings, Ltd. ...............................      1,216,000           128,545
    #Value Partners Group, Ltd. .....................................      2,678,000         1,540,991
     Van Shung Chong Holdings, Ltd. .................................      2,171,335           119,988
    *Vantage International Holdings, Ltd. ...........................      2,778,000           175,495
     Varitronix International, Ltd. .................................      1,072,293           488,221
     Vedan International Holdings, Ltd. .............................      3,272,000           195,975
     Veeko International Holdings, Ltd. .............................      4,423,751           137,936
     Victory City International Holdings, Ltd. ......................      3,225,076           347,435
    *Vision Values Holdings, Ltd. ...................................        281,400             6,834
    *Vital Group Holdings, Ltd. .....................................        470,000            61,919
     Vitasoy International Holdings, Ltd. ...........................      3,623,000         2,557,528
    *Vongroup, Ltd. .................................................     10,865,000            52,152
    *VST Holdings, Ltd. .............................................      2,312,000           367,850
     Wah Ha Realty Co., Ltd. ........................................        278,600           101,462
   #*Wah Nam International Holdings, Ltd. ...........................     22,765,720         1,929,225
     Wai Kee Holdings, Ltd. .........................................      7,960,738         1,336,802
     Wai Yuen Tong Medicine Holdings, Ltd. ..........................      1,664,341            16,492
     Wang On Group, Ltd. ............................................      8,391,286            77,639
    *Warderly International Holdings, Ltd. ..........................        520,000            32,129
     Water Oasis Group, Ltd. ........................................      1,632,000           146,555
     Win Hanverky Holdings, Ltd. ....................................      1,712,000           145,799
    *Winfoong International, Ltd. ...................................      1,331,000            11,810
   #*Wing Hing International Holdings, Ltd. .........................      7,970,000           303,592
     Wing On Co. International, Ltd. ................................        781,000         1,552,912
     Wing Tai Properties, Ltd. ......................................      1,957,331           678,495
    *Winteam Pharmaceutical Group, Ltd. .............................      4,264,000           605,673
    *Wo Kee Hong Holdings, Ltd. .....................................        725,000            43,091
     Wong's International (Holdings), Ltd. ..........................        737,641           135,515
     Wong's Kong King International Holdings, Ltd. ..................        120,000            12,015
     Xingye Copper International Group, Ltd. ........................      1,615,000           228,189
     Y. T. Realty Group, Ltd. .......................................        865,000           214,931
     Yangtzekiang Garment, Ltd. .....................................        606,500           159,459
     Yau Lee Holdings, Ltd. .........................................        534,000            67,909
     Yeebo (International Holdings), Ltd. ...........................        572,000           106,136
    #YGM Trading, Ltd. ..............................................        362,000           845,982


                                      1230

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Yugang International, Ltd. .....................................     93,492,000   $       618,808
                                                                                       ---------------
TOTAL HONG KONG .....................................................                      168,120,916
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *Autoways Holdings Berhad .......................................         10,000             4,205
    *Rekapacific Berhad .............................................        473,000                --
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                            4,205
                                                                                       ---------------
NEW ZEALAND -- (5.5%)
     Abano Healthcare Group, Ltd. ...................................         26,266            94,479
    #Air New Zealand, Ltd. ..........................................      2,209,230         1,867,093
     Auckland International Airport, Ltd. ...........................      1,384,681         2,614,436
     Cavalier Corp., Ltd. ...........................................        283,674           662,832
     CDL Investments (New Zealand), Ltd. ............................        395,965            98,518
     Colonial Motor Co., Ltd. .......................................        148,846           318,601
     Ebos Group, Ltd. ...............................................        175,110           976,174
    *Fisher & Paykel Appliances Holdings, Ltd. ......................      3,072,837         1,121,184
     Fisher & Paykel Healthcare Corp., Ltd. .........................      2,659,497         4,946,589
     Freightways, Ltd. ..............................................        747,545         2,043,139
     Hallenstein Glasson Holdings, Ltd. .............................        242,461           731,171
    *Heartland New Zealand, Ltd. ....................................        173,369            72,551
     Hellaby Holdings, Ltd. .........................................        344,804           774,852
     Infratil, Ltd. .................................................      2,240,331         3,335,483
     Mainfreight, Ltd. ..............................................        410,596         3,216,458
     Methven, Ltd. ..................................................         70,490            67,493
     Michael Hill International, Ltd. ...............................      1,534,152         1,073,236
     Millennium & Copthorne Hotels (New Zealand), Ltd. ..............      1,387,344           430,391
     New Zealand Exchange, Ltd. .....................................        358,081           673,519
     New Zealand Oil & Gas, Ltd. ....................................      1,873,428         1,051,685
     New Zealand Refining Co., Ltd. .................................        614,710         1,574,896
     Northland Port Corp. (New Zealand), Ltd. .......................        217,513           243,451
    #Nuplex Industries, Ltd. ........................................      1,009,646         2,118,717
    *Pike River Coal, Ltd. ..........................................        490,805                --
     Port of Tauranga, Ltd. .........................................        528,322         4,135,066
     Pumpkin Patch, Ltd. ............................................        606,913           340,991
     Pyne Gould Corp., Ltd. .........................................        173,369            44,733
    *Pyne Gould Guinness, Ltd. ......................................        336,600           111,074
    *Rakon, Ltd. ....................................................        346,364           192,272
     Restaurant Brands New Zealand, Ltd. ............................        395,866           687,827
    *Richina Pacific, Ltd. ..........................................        274,180            79,827
    *Rubicon, Ltd. ..................................................      1,113,829           353,766
     Ryman Healthcare, Ltd. .........................................      1,665,657         3,629,957
     Sanford, Ltd. ..................................................        393,618         1,512,302
     Scott Technology, Ltd. .........................................         34,446            43,607
    *Seafresh Fisheries, Ltd. .......................................         80,520             1,823
     Skellerup Holdings, Ltd. .......................................        274,790           289,834
     Sky City Entertainment Group, Ltd. .............................      2,938,887         8,361,441
     Sky Network Television, Ltd. ...................................        940,466         4,163,442
     South Port (New Zealand), Ltd. .................................         30,744            84,538
     Steel & Tube Holdings, Ltd. ....................................        389,046           735,053
    *Tenon, Ltd. ....................................................         19,132             9,764
     Tourism Holdings, Ltd. .........................................        274,867           135,085
     Tower, Ltd. ....................................................        889,946           978,723
    *TrustPower, Ltd. ...............................................         29,925           175,153
     Vector, Ltd. ...................................................        968,771         2,020,989
     Warehouse Group, Ltd. ..........................................        524,171         1,425,476
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                       59,619,691
                                                                                       ---------------
SINGAPORE -- (9.4%)
   #*Abterra, Ltd. ..................................................        528,800           347,031


                                      1231

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Advanced Holdings, Ltd. ........................................        691,000   $        75,532
     Armstrong Industrial Corp., Ltd. ...............................      1,236,000           238,628
    *Asiasons Capital, Ltd. .........................................      1,023,000           151,277
    *Asiatravel.com Holdings, Ltd. ..................................         17,879             4,985
     ASL Marine Holdings, Ltd. ......................................        719,600           305,030
     A-Sonic Aerospace, Ltd. ........................................        408,996            17,202
     AusGroup, Ltd. .................................................      1,915,000           561,265
     Baker Technology, Ltd. .........................................      1,272,000           274,669
   #*Ban Joo & Co., Ltd. ............................................      2,179,000            12,021
     Banyan Tree Holdings, Ltd. .....................................        955,000           596,489
     Beng Kuang Marine, Ltd. ........................................        922,000           112,654
     Best World International, Ltd. .................................        221,500            27,989
     Beyonics Technology, Ltd. ......................................      6,510,300         1,288,007
    #BH Global Marine, Ltd. .........................................        621,000            96,166
    *Biosensors International Group, Ltd. ...........................      3,419,237         3,811,638
     Bonvests Holdings, Ltd. ........................................        978,000           734,570
     Boustead Singapore, Ltd. .......................................        887,000           579,335
    #Breadtalk Group, Ltd. ..........................................        385,800           157,376
    #Broadway Industrial Group, Ltd. ................................        922,000           247,924
     Brothers Holdings, Ltd. ........................................        454,628            65,216
     Bukit Sembawang Estates, Ltd. ..................................        409,003         1,266,478
    *Bund Center Investment, Ltd. ...................................      1,014,000           131,975
     CEI Contract Manufacturing, Ltd. ...............................        432,000            34,405
     Cerebos Pacific, Ltd. ..........................................        545,000         2,076,105
     CH Offshore, Ltd. ..............................................      1,539,400           497,971
    *Changjiang Fertilizer Holdings, Ltd. ...........................            515                78
     China Aviation Oil Singapore Corp., Ltd. .......................        936,000           708,691
    *China Dairy Group, Ltd. ........................................      1,502,000           157,617
    *China Energy, Ltd. .............................................      3,110,000           134,129
     China Merchants Holdings Pacific, Ltd. .........................        809,000           371,823
     China Sunsine Chemical Holdings, Ltd. ..........................         28,000             5,330
     China XLX Fertiliser, Ltd. .....................................        618,000           152,285
     Chip Eng Seng Corp., Ltd. ......................................      1,972,800           583,874
     Chosen Holdings, Ltd. ..........................................      1,202,000           115,535
     Chuan Hup Holdings, Ltd. .......................................      3,967,000           689,673
    *Compact Metal Industries, Ltd. .................................        643,000             2,050
    #Creative Technology, Ltd. ......................................        272,200           592,314
     CSC Holdings, Ltd. .............................................      1,829,000           145,682
     CSE Global, Ltd. ...............................................      2,046,000         1,362,271
     CWT, Ltd. ......................................................      1,046,700           867,024
     Datapulse Technology, Ltd. .....................................         27,000             4,716
    *Delong Holdings, Ltd. ..........................................      1,361,000           354,551
    *Digiland International, Ltd. ...................................     11,763,000             9,374
     Ellipsiz, Ltd. .................................................        123,000             9,027
     EnGro Corp, Ltd. ...............................................        354,000           227,251
    *Enviro-Hub Holdings, Ltd. ......................................      1,445,666           112,445
     Etika International Holdings, Ltd. .............................        179,000            37,962
     Eu Yan Sang International, Ltd. ................................        562,800           336,082
    *Eucon Holdings, Ltd. ...........................................      1,274,000            19,890
    *euNetworks Group, Ltd. .........................................        411,000             4,850
     Ezion Holdings, Ltd. ...........................................      1,968,000           903,026
    #Ezra Holdings, Ltd. ............................................      2,321,000         1,784,785
     F.J. Benjamin Holdings, Ltd. ...................................      1,210,000           334,611
     Falcon Energy Group, Ltd. ......................................      1,007,000           206,329
    *Federal International 2000, Ltd. ...............................      1,675,350            50,047
    #First Resources, Ltd. ..........................................      2,043,000         2,287,368
     Food Empire Holdings, Ltd. .....................................      1,094,400           288,559
    *Fragrance Group, Ltd. ..........................................      2,749,000           703,431
     Freight Links Express Holdings, Ltd. ...........................      4,140,737           195,163
    *Fu Yu Corp., Ltd. ..............................................      3,544,750           182,422
   #*Gallant Venture, Ltd. ..........................................      2,386,000           553,124


                                      1232

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     GK Goh Holdings, Ltd. ..........................................      1,458,000   $       843,242
     Global Yellow Pages, Ltd. ......................................        299,000            24,335
   #*GMG Global, Ltd. ...............................................      4,489,000           831,899
     Goodpack, Ltd. .................................................      1,160,000         1,546,016
     GP Batteries International, Ltd. ...............................        343,000           277,280
     GP Industries, Ltd. ............................................      2,872,209           983,127
    *Grand Banks Yachts, Ltd. .......................................        250,000            57,778
    *GuocoLand, Ltd. ................................................        463,564           697,302
    *GuocoLeisure, Ltd. .............................................      1,161,000           558,206
     Guthrie GTS, Ltd. ..............................................        234,000            88,669
    *Healthway Medical Corp., Ltd. ..................................      4,193,776           289,174
     Hersing Corp., Ltd. ............................................      1,285,000           245,137
    *HG Metal Manufacturing, Ltd. ...................................        426,000            27,720
     Hiap Seng Engineering, Ltd. ....................................        612,000           133,203
     Hi-P International, Ltd. .......................................      1,203,000           546,815
     Ho Bee Investment, Ltd. ........................................      1,063,000         1,078,936
    *Hong Fok Corp., Ltd. ...........................................      2,769,700           939,296
     Hong Leong Asia, Ltd. ..........................................        522,000           810,445
     Hotel Grand Central, Ltd. ......................................      1,182,535           672,972
     Hotel Properties, Ltd. .........................................      1,346,400         2,151,806
     Hour Glass, Ltd. ...............................................        622,744           552,206
     HTL International Holdings, Ltd. ...............................      1,063,843           280,639
   #*Huan Hsin Holdings, Ltd. .......................................      1,106,400           272,250
     HupSteel, Ltd. .................................................      1,572,875           247,061
     Hwa Hong Corp., Ltd. ...........................................      2,186,000           778,159
    #Hyflux, Ltd. ...................................................      2,347,500         2,665,905
     IFS Capital, Ltd. ..............................................        421,080           127,752
    *Informatics Education, Ltd. ....................................      2,722,000           126,384
     InnoTek, Ltd. ..................................................        846,000           250,019
     Intraco, Ltd. ..................................................        390,500            61,219
     IPC Corp., Ltd. ................................................        724,000            62,105
     Isetan (Singapore), Ltd. .......................................        122,500           317,792
     Jadason Enterprises, Ltd. ......................................        728,000            33,936
    *Jasper Investments, Ltd. .......................................         90,680             4,949
    *Jaya Holdings, Ltd. ............................................      1,468,000           557,274
    *JES International Holdings, Ltd. ...............................      2,096,000           296,608
    *Jiutian Chemical Group, Ltd. ...................................      2,337,000            99,635
   #*Jurong Technologies Industrial Corp., Ltd. .....................      2,227,680                --
     K1 Ventures, Ltd. ..............................................      3,349,500           275,134
    #Keppel Telecommunications & Transportation, Ltd. ...............      1,409,600         1,343,207
     Khong Guan Flour Milling, Ltd. .................................         35,000            40,724
     Kian Ann Engineering, Ltd. .....................................      1,276,000           221,172
     Kian Ho Bearings, Ltd. .........................................        664,500           127,488
     Koh Brothers Group, Ltd. .......................................      1,312,000           190,796
    *Lafe Corp., Ltd. ...............................................      1,234,800            56,853
     LC Development, Ltd. ...........................................      2,631,504           312,182
     Lee Kim Tah Holdings, Ltd. .....................................      1,600,000           725,444
    *Lion Asiapac, Ltd. .............................................        473,000            67,403
     Lum Chang Holdings, Ltd. .......................................      1,042,030           247,473
     M1, Ltd. .......................................................      1,701,000         3,322,079
   #*Manhattan Resources, Ltd. ......................................        960,000           760,219
   #*Marco Polo Marine, Ltd. ........................................        608,000           177,936
     Memstar Technology, Ltd. .......................................      1,114,000            41,137
     Memtech International, Ltd. ....................................      1,322,000           104,198
    #Mercator Lines Singapore, Ltd. .................................        555,000            61,380
     Metro Holdings, Ltd. ...........................................      2,085,792         1,092,788
    #Midas Holdings, Ltd. ...........................................      4,612,000         1,496,064
    *Mirach Energy, Ltd. ............................................        460,000            41,419
     Miyoshi Precision, Ltd. ........................................        353,500            19,202
     Multi-Chem, Ltd. ...............................................      1,263,000           128,493
     Nam Cheong, Ltd. ...............................................        871,740            84,452


                                      1233

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Nera Telecommunications, Ltd. ..................................      1,079,000   $       308,405
     New Toyo International Holdings, Ltd. ..........................      1,624,000           289,332
     Novo Group, Ltd. ...............................................         55,500             9,288
     NSL, Ltd. ......................................................        417,000           417,089
   #*Oceanus Group, Ltd. ............................................      5,528,000           483,054
    #OKP Holdings, Ltd. .............................................        207,000            91,738
     Orchard Parade Holdings, Ltd. ..................................        990,359         1,124,995
    #OSIM International, Ltd. .......................................      1,356,000         1,333,086
     Ossia International, Ltd. ......................................        522,554            55,223
    #Otto Marine, Ltd. ..............................................      2,451,000           258,888
     Pan Pacific Hotels Group, Ltd. .................................      1,669,500         2,486,716
     Pan-United Corp., Ltd. .........................................      2,006,000           696,524
    *Penguin International, Ltd. ....................................        400,000            24,868
     Petra Foods, Ltd. ..............................................        871,000         1,177,343
     Popular Holdings, Ltd. .........................................      2,763,650           348,972
     PSC Corp., Ltd. ................................................      1,823,419           273,576
     QAF, Ltd. ......................................................        907,561           431,196
     Qian Hu Corp., Ltd. ............................................        674,600            45,374
    #Raffles Education Corp., Ltd. ..................................      2,355,593           824,494
    #Raffles Medical Group, Ltd. ....................................        773,067         1,374,977
     Rotary Engineering, Ltd. .......................................      1,143,600           579,050
     Roxy-Pacific Holdings, Ltd. ....................................        214,000            67,738
    *S i2i, Ltd. ....................................................     13,387,000           616,320
     San Teh, Ltd. ..................................................        999,087           465,959
    *Sapphire Corp., Ltd. ...........................................        704,000            89,755
     SBS Transit, Ltd. ..............................................        953,500         1,333,875
     SC Global Developments, Ltd. ...................................        416,000           375,874
    *Seroja Investments, Ltd. .......................................         17,767             2,807
     Sim Lian Group, Ltd. ...........................................      2,070,000           853,522
    *Sinarmas Land, Ltd. ............................................      4,095,000           670,881
     Sing Investments & Finance, Ltd. ...............................        198,450           228,686
     Singapore Land, Ltd. ...........................................         60,000           279,584
     Singapore Post, Ltd. ...........................................      3,458,120         2,815,957
     Singapore Reinsurance Corp., Ltd. ..............................      1,514,530           317,185
     Singapore Shipping Corp., Ltd. .................................      1,689,000           247,780
     Singapura Finance, Ltd. ........................................        174,062           212,241
     Sinostar PEC Holdings, Ltd. ....................................        160,000            15,104
    *Sinwa, Ltd. ....................................................        388,500            33,839
     SMB United, Ltd. ...............................................      1,253,000           296,867
    #Sound Global, Ltd. .............................................      1,432,000           629,770
     Stamford Land Corp., Ltd. ......................................      2,927,000         1,341,727
     Straco Corp., Ltd. .............................................        130,000            17,499
     Sunningdale Tech, Ltd. .........................................      2,086,000           161,173
    #Sunvic Chemical Holdings, Ltd. .................................      1,056,000           468,167
    #Super Group, Ltd. ..............................................      1,022,000         1,215,833
     Superbowl Holdings, Ltd. .......................................        522,000           111,294
   #*Swiber Holdings, Ltd. ..........................................      1,697,000           800,557
   #*Swissco Holdings, Ltd. .........................................        579,000            93,712
     Tat Hong Holdings, Ltd. ........................................      1,116,800           592,401
    #Technics Oil & Gas, Ltd. .......................................        583,000           408,744
     Thakral Corp., Ltd. ............................................      6,028,000           122,939
   #*Tiger Airways Holdings, Ltd. ...................................      1,798,500         1,093,290
     Tiong Woon Corp. Holding, Ltd. .................................        901,000           162,853
    *Transcu Group, Ltd. ............................................      4,936,000           196,685
     Trek 2000 International, Ltd. ..................................        973,000           236,507
    #Tuan Sing Holdings, Ltd. .......................................      3,613,475           838,754
    #UMS Holdings, Ltd. .............................................      1,082,000           289,371
    #United Engineers, Ltd. .........................................        730,014         1,086,442
    #United Envirotech, Ltd. ........................................      1,098,000           303,145
     United Industrial Corp., Ltd. ..................................        230,000           493,090
     United Overseas Insurance, Ltd. ................................        187,250           477,720


                                      1234

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     UOB-Kay Hian Holdings, Ltd. ....................................      1,475,400   $     1,802,916
     Venture Corp., Ltd. ............................................        431,000         2,298,702
     Vicom, Ltd. ....................................................        120,000           327,593
    #WBL Corp., Ltd. ................................................        597,000         1,490,487
    #Wee Hur Holdings, Ltd. .........................................        979,000           216,528
     Wheelock Properties, Ltd. ......................................      1,210,000         1,540,296
     Wing Tai Holdings, Ltd. ........................................      1,974,000         2,002,434
     Xpress Holdings, Ltd. ..........................................      3,079,000            80,902
     YHI International, Ltd. ........................................      1,174,000           284,908
    *Yoma Strategic Holdings, Ltd. ..................................        132,000             8,489
     Yongnam Holdings, Ltd. .........................................      3,921,000           727,790
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                      102,160,701
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                      891,942,006
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    *Arafura Resources, Ltd. Rights 11/22/11 ........................        364,583             3,842
    *Centrebet International, Ltd. Litigation Rights ................         81,336                --
    *Industrial Minerals Corp., Ltd. Warrants 06/08/13 ..............            545                22
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                            3,864
                                                                                       ---------------
HONG KONG -- (0.0%)
    *Allied Properties, Ltd. Warrants 06/13/16 ......................      2,449,571            40,990
                                                                                       ---------------
SINGAPORE -- (0.0%)
    *Sinarmas Land, Ltd. Warrants 11/18/15 ..........................        877,451            62,935
    *Transcu Group, Ltd. Warrants 09/01/13 ..........................      1,018,000            16,226
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                           79,161
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                          124,015
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                            AMOUNT          VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
  (S)@DFA Short Term Investment Fund ................................    194,946,384       194,946,384
     @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued
        at $507,060) to be repurchased at $497,120 ..................   $        497           497,118
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      195,443,502
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,048,582,657) ............................................                  $ 1,087,509,523
                                                                                       ===============


                                      1235

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (99.5%)
Consumer Discretionary -- (22.6%)
     4imprint Group P.L.C. ..........................................         96,735   $       396,550
    *888 Holdings P.L.C. ............................................         87,404            46,174
     Aegis Group P.L.C. .............................................      3,302,990         7,250,104
     Aga Rangemaster Group P.L.C. ...................................        453,866           555,794
     Arena Leisure P.L.C. ...........................................      1,368,472           835,738
     Avon Rubber P.L.C. .............................................         21,719           106,210
    *Barratt Developments P.L.C. ....................................      3,809,758         5,428,184
     Bellway P.L.C. .................................................        481,114         5,474,561
    *Berkeley Group Holdings P.L.C. (The) ...........................        511,780        10,262,607
     Bloomsbury Publishing P.L.C. ...................................        271,841           429,238
     Bovis Homes Group P.L.C. .......................................        873,848         6,594,489
     Bwin.Party Digital Entertainment P.L.C. ........................      1,648,895         2,890,559
    #Carpetright P.L.C. .............................................        176,546         1,305,026
     Carphone Warehouse Group P.L.C. ................................        417,635         2,349,014
     Centaur Media P.L.C. ...........................................        556,967           344,391
     Chime Communications P.L.C. ....................................        222,427           722,511
     Churchill China P.L.C. .........................................         30,000           131,209
     Cineworld Group P.L.C. .........................................         58,664           179,236
    *Clinton Cards P.L.C. ...........................................        740,506           136,923
     Creston P.L.C. .................................................         13,626            19,204
     Daily Mail & General Trust P.L.C. Series A .....................      1,068,559         7,147,691
     Debenhams P.L.C. ...............................................      4,585,455         4,779,639
     Dignity P.L.C. .................................................        214,913         2,816,271
    *Dixons Retail P.L.C. ...........................................     12,217,921         2,319,710
     Domino's Pizza UK & IRL P.L.C. .................................        225,442         1,653,521
     Dunelm Group P.L.C. ............................................        122,119           982,824
    *Enterprise Inns P.L.C. .........................................      1,808,533           804,725
     Euromoney Institutional Investor P.L.C. ........................        292,779         3,183,200
    *Findel P.L.C. ..................................................      4,998,346           307,111
    *Forminster P.L.C. ..............................................         43,333             2,613
     French Connection Group P.L.C. .................................        373,475           470,749
     Fuller Smith & Turner P.L.C. ...................................        129,026         1,446,867
     Future P.L.C. ..................................................      1,324,863           220,400
     Game Group P.L.C. ..............................................      1,527,764           473,763
     Games Workshop Group P.L.C. ....................................        101,889           712,204
     GKN P.L.C. .....................................................      3,414,280        10,379,451
     Greene King P.L.C. .............................................      1,421,372        10,248,985
     Halfords Group P.L.C. ..........................................        752,842         3,947,998
     Haynes Publishing Group P.L.C. .................................         14,703            53,219
     Headlam Group P.L.C. ...........................................        330,383         1,415,107
     Henry Boot P.L.C. ..............................................        426,786           799,475
    #HMV Group P.L.C. ...............................................      1,545,882           112,427
     Home Retail Group P.L.C. .......................................      2,403,649         3,878,574
     Hornby P.L.C. ..................................................        154,220           321,344
    *Howden Joinery Group P.L.C. ....................................      1,985,001         3,748,715
     Huntsworth P.L.C. ..............................................        852,060           854,180
     Inchcape P.L.C. ................................................      1,915,975        10,215,753
     Informa P.L.C. .................................................      2,227,041        12,932,542
    *ITV P.L.C. .....................................................      8,448,636         8,656,619
    *JD Sports Fashion P.L.C. .......................................        120,013         1,608,429
     JD Wetherspoon P.L.C. ..........................................        462,380         3,200,157
    *JJB Sports P.L.C. ..............................................        156,013            28,922
     John Menzies P.L.C. ............................................        244,534         1,927,674
    *Johnston Press P.L.C. ..........................................        507,412            39,951
     Kesa Electricals P.L.C. ........................................      2,105,278         3,480,437
     Ladbrokes P.L.C. ...............................................      3,578,739         7,926,071
     Laura Ashley Holdings P.L.C. ...................................      1,500,394           480,325
     Lookers P.L.C. .................................................      1,097,970           953,238


                                      1236

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Marston's P.L.C. ...............................................      2,175,504   $     3,382,623
     Mecom Group P.L.C. .............................................        200,000           496,967
     Millennium & Copthorne Hotels P.L.C. ...........................      1,048,561         7,496,839
    *Mitchells & Butlers P.L.C. .....................................        987,029         3,801,743
     Mothercare P.L.C. ..............................................        342,220           923,322
     N Brown Group P.L.C. ...........................................        862,304         3,654,064
     Pace P.L.C. ....................................................        834,489         1,059,376
    *Pendragon P.L.C. ...............................................      2,428,575           371,246
     Persimmon P.L.C. ...............................................      1,135,393         9,054,346
     Photo-Me International P.L.C. ..................................          3,631             3,604
    *Punch Taverns P.L.C. ...........................................      2,380,301           401,000
    *Redrow P.L.C. ..................................................      1,485,274         2,777,962
     Restaurant Group P.L.C. ........................................        780,418         3,755,317
     Rightmove P.L.C. ...............................................        378,372         7,916,679
     Smiths News P.L.C. .............................................        705,619         1,085,533
    *Spirit Pub Co. P.L.C. ..........................................      2,380,301         1,827,527
    *Sportech P.L.C. ................................................        329,794           211,801
    *Sports Direct International P.L.C. .............................        670,447         2,469,624
     St. Ives Group P.L.C. ..........................................        665,998           958,395
    *Stylo P.L.C. ...................................................         64,096             4,895
    *SuperGroup P.L.C. ..............................................         29,413           294,381
    *Tandem Group P.L.C. Non-Voting Shares ..........................        327,365                --
    *Taylor Wimpey P.L.C. ...........................................     11,523,893         6,820,670
     Ted Baker P.L.C. ...............................................        149,926         1,797,251
     Thomas Cook Group P.L.C. .......................................      3,076,507         2,552,802
     Topps Tiles P.L.C. .............................................        810,881           409,022
    *Torotrak P.L.C. ................................................         22,750            12,983
    *Trinity Mirror P.L.C. ..........................................      1,688,565         1,314,893
     TUI Travel P.L.C. ..............................................        770,956         2,109,652
     UBM P.L.C. .....................................................        917,439         7,467,863
     UTV Media P.L.C. ...............................................        230,855           443,437
     Vitec Group P.L.C. (The) .......................................        160,303         1,543,814
    *Wagon P.L.C. ...................................................        237,979             4,783
     WH Smith P.LC ..................................................        620,413         5,457,360
     Whitbread P.L.C. ...............................................        103,235         2,743,095
     William Hill P.L.C. ............................................      2,873,883         9,975,029
     Wilmington Group P.L.C. ........................................        346,234           469,962
   #*Yell Group P.L.C. ..............................................      6,668,448           387,122
                                                                                       ---------------
Total Consumer Discretionary ........................................                      255,445,585
                                                                                       ---------------
Consumer Staples -- (4.1%)
     A.G. Barr P.L.C. ...............................................        136,709         2,655,108
     Anglo-Eastern Plantations P.L.C. ...............................        108,153         1,113,352
     Booker Group P.L.C. ............................................      2,013,499         2,434,972
     Britvic P.L.C. .................................................        920,135         4,872,566
     Cranswick P.L.C. ...............................................        199,793         2,219,528
     Dairy Crest Group P.L.C. .......................................        560,392         3,107,552
     Devro P.L.C. ...................................................        654,975         2,586,838
    *European Home Retail P.L.C. ....................................        109,256                --
     Fiberweb P.L.C. ................................................        482,639           316,914
     Greggs P.L.C. ..................................................        422,420         3,465,462
    *Hilton Food Group, Ltd. ........................................          1,604             7,130
     McBride P.L.C. .................................................        832,651         1,825,247
    *McBride P.L.C. Redeemable B Shares .............................     39,967,248            64,263
    *Premier Foods P.L.C. ...........................................      7,951,806           500,658
     PZ Cussons P.L.C. ..............................................      1,287,639         7,603,992
     R.E.A. Holdings P.L.C. .........................................         49,233           454,065
     Robert Wiseman Dairies P.L.C. ..................................        221,312         1,026,273
     Tate & Lyle P.L.C. .............................................      1,074,000        11,236,585
     Thorntons P.L.C. ...............................................        313,060           215,248
     Young & Co.'s Brewery P.L.C. ...................................         35,000           291,174


                                      1237

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
     Young & Co.'s Brewery P.L.C. Series A ..........................         20,936   $       226,689
                                                                                       ---------------
Total Consumer Staples ..............................................                       46,223,616
                                                                                       ---------------
Energy -- (4.7%)
    *Afren P.L.C. ...................................................      3,944,497         6,238,755
     Anglo Pacific Group P.L.C. .....................................        448,773         1,939,193
    *Cadogan Petroleum P.L.C. .......................................         89,523            60,002
    *EnQuest P.L.C. .................................................      1,922,771         3,324,326
    *Exillon Energy P.L.C. ..........................................        106,183           510,821
     Fortune Oil P.L.C. .............................................      6,170,225           946,455
    *Hardy Oil & Gas P.L.C. .........................................         65,370           160,820
    *Heritage Oil P.L.C. ............................................        583,397         2,041,911
     Hunting P.L.C. .................................................        462,895         4,931,050
     James Fisher & Sons P.L.C. .....................................        171,886         1,531,260
     JKX Oil & Gas P.L.C. ...........................................        456,676         1,154,387
     John Wood Group P.L.C. .........................................      1,034,385        10,241,235
     Lamprell P.L.C. ................................................        459,120         1,779,769
     Melrose Resources P.L.C. .......................................        336,039           601,932
    *Premier Oil P.L.C. .............................................      1,778,192        10,468,183
    *Salamander Energy P.L.C. .......................................        538,491         1,715,751
    *Soco International P.L.C. ......................................        892,380         4,710,888
    *UK Coal P.L.C. .................................................      1,470,907           800,384
                                                                                       ---------------
Total Energy ........................................................                       53,157,122
                                                                                       ---------------
Financials -- (13.4%)
     Aberdeen Asset Management P.L.C. ...............................      2,820,342         8,684,151
     Amlin P.L.C. ...................................................      1,905,352         8,788,141
     Arbuthnot Banking Group P.L.C. .................................         60,497           309,681
     Ashmore Group P.L.C. ...........................................      1,022,611         5,705,401
    *BCB Holdings, Ltd. .............................................          5,979             3,845
     Beazley P.L.C. .................................................      2,046,568         4,128,440
     Brewin Dolphin Holdings P.L.C. .................................        926,221         1,872,438
     Capital & Counties Properties P.L.C. ...........................        682,254         1,968,921
    *Capital & Regional P.L.C. ......................................      1,493,345           814,476
     Catlin Group, Ltd. .............................................      1,357,851         8,637,469
     Charles Stanley Group P.L.C. ...................................        126,349           595,256
     Charles Taylor Consulting P.L.C. ...............................        139,215           289,862
     Chesnara P.L.C. ................................................        306,964           953,638
     Close Brothers Group P.L.C. ....................................        561,047         6,376,108
     Collins Stewart Hawkpoint P.L.C. ...............................        493,302           482,192
     Daejan Holdings P.L.C. .........................................         32,842         1,448,701
     Development Securities P.L.C. ..................................        460,015         1,434,412
    *DTZ Holdings P.L.C. ............................................        224,770            71,480
     Evolution Group P.L.C. .........................................      1,034,580         1,434,810
     F&C Asset Management P.L.C. ....................................      1,764,254         2,074,987
     GlobeOp Financial Services SA ..................................         21,502            98,512
     Hansard Global P.L.C. ..........................................         16,468            43,694
     Hardy Underwriting Group P.L.C. ................................        161,307           570,073
     Hargreaves Lansdown P.L.C. .....................................        616,496         4,954,059
     Helical Bar P.L.C. .............................................        657,998         2,105,708
     Henderson Group P.L.C. .........................................      3,838,880         7,392,054
     Hiscox, Ltd. ...................................................      1,562,751         9,550,834
     IG Group Holdings P.L.C. .......................................      1,317,769         9,826,558
    *Industrial & Commercial Holdings P.L.C. ........................          5,000               121
     Intermediate Capital Group P.L.C. ..............................        892,250         3,493,734
     International Personal Finance P.L.C. ..........................        845,821         3,713,360
    *IP Group P.L.C. ................................................        393,072           443,883
     Jardine Lloyd Thompson Group P.L.C. ............................        638,821         7,365,218
    *Jupiter Fund Management P.L.C. .................................         92,588           352,381
     Lancashire Holdings, Ltd. ......................................        545,449         6,262,160
    *Liontrust Asset Management P.L.C. ..............................        129,935           120,354


                                      1238

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Financials -- (Continued)
     London Stock Exchange Group P.L.C. .............................        579,642   $     8,368,165
     LSL Property Services P.L.C. ...................................        137,031           519,422
    *MWB Group Holdings P.L.C. ......................................        379,622           148,650
     Novae Group P.L.C. .............................................        212,950         1,003,785
     Phoenix Group Holdings P.L.C. ..................................         32,406           271,092
     Provident Financial P.L.C. .....................................        541,018         9,615,833
    *Puma Brandenburg, Ltd. Capital Shares ..........................      1,193,004           123,807
    *Puma Brandenburg, Ltd. Income Shares ...........................      1,193,004            49,523
    *Quintain Estates & Development P.L.C. ..........................        959,280           573,252
     Rathbone Brothers P.L.C. .......................................        168,876         3,107,508
    *Raven Russia, Ltd. .............................................        141,602           125,773
    *Rutland Trust P.L.C. ...........................................         85,288                --
     S&U P.L.C. .....................................................         21,140           209,950
     Safestore Holdings P.L.C. ......................................        294,888           490,617
     Savills P.L.C. .................................................        543,867         2,709,304
     Shore Capital Group, Ltd. ......................................      1,193,004           364,796
     St. James's Place P.L.C. .......................................        791,622         4,477,026
     St. Modwen Properties P.L.C. ...................................        630,419         1,261,687
     Tullett Prebon P.L.C. ..........................................        830,878         4,685,140
    *Unite Group P.L.C. .............................................        567,169         1,606,760
    *Waterloo Investment Holdings, Ltd. .............................          5,979               673
                                                                                       ---------------
Total Financials ....................................................                      152,079,875
                                                                                       ---------------
Health Care -- (1.9%)
   #*Alizyme P.L.C. .................................................        660,805            42,500
     Assura Group, Ltd. .............................................         55,851            35,003
     Axis-Shield P.L.C. .............................................        234,766         1,767,600
     Bioquell P.L.C. ................................................         90,893           160,248
    *BTG P.L.C. .....................................................      1,131,735         5,017,212
     Consort Medical P.L.C. .........................................        116,271           961,181
     Corin Group P.L.C. .............................................        126,637            81,468
     Dechra Pharmaceuticals P.L.C. ..................................        238,079         1,878,821
     Genus P.L.C. ...................................................        192,290         3,165,902
     Hikma Pharmaceuticals P.L.C. ...................................        532,214         5,764,299
    *Optos P.L.C. ...................................................          6,631            21,942
    *Oxford Biomedica P.L.C. ........................................      2,821,652           242,118
    *Renovo Group P.L.C. ............................................         95,255            22,429
    *Southern Cross Healthcare P.L.C. ...............................        191,826            19,277
     Synergy Health P.L.C. ..........................................        106,913         1,429,399
    *Vectura Group P.L.C. ...........................................      1,349,073         1,319,507
                                                                                       ---------------
Total Health Care ...................................................                       21,928,906
                                                                                       ---------------
Industrials -- (30.5%)
    *AEA Technology Group P.L.C. ....................................        539,970            17,264
    #Air Partner P.L.C. .............................................         37,086           206,537
     Alumasc Group P.L.C. ...........................................        124,366           284,648
     Ashtead Group P.L.C. ...........................................      2,124,586         5,286,824
    *Autologic Holdings P.L.C. ......................................         80,000            23,032
     Babcock International Group P.L.C. .............................      1,446,405        16,346,634
     Balfour Beatty P.L.C. ..........................................      2,828,972        11,412,635
     BBA Aviation P.L.C. ............................................      2,792,163         7,949,170
     Berendsen P.L.C. ...............................................        709,591         5,286,736
     Bodycote P.L.C. ................................................      1,253,236         5,670,081
     Braemar Shipping Services P.L.C. ...............................         81,108           482,355
     Brammer P.L.C. .................................................        189,963           825,162
     Bunzl P.L.C. ...................................................        227,489         2,942,709
     Camellia P.L.C. ................................................          2,481           353,821
     Cape P.L.C. ....................................................        147,406         1,140,986
     Carillion P.L.C. ...............................................      1,773,138         9,848,482
     Carr's Milling Industries P.L.C. ...............................         35,330           425,412
     Castings P.L.C. ................................................        162,757           741,383


                                      1239

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Charter International P.L.C. ...................................        664,438   $     9,570,201
     Chemring Group P.L.C. ..........................................        783,476         6,410,587
     Clarkson P.L.C. ................................................         64,187         1,077,461
     Cobham P.L.C. ..................................................      2,256,164         6,510,754
     Communisis P.L.C. ..............................................        561,133           228,673
   #*Connaught P.L.C. ...............................................        307,612                --
     Cookson Group P.L.C. ...........................................      1,135,834         8,730,616
     Costain Group P.L.C. ...........................................        139,449           438,000
     De La Rue P.L.C. ...............................................        387,017         5,242,912
    *easyJet P.L.C. .................................................        690,633         3,957,984
    *Eleco P.L.C. ...................................................         80,000            11,293
     Fenner P.L.C. ..................................................        715,591         3,903,932
     Firstgroup P.L.C. ..............................................      1,763,210         9,443,194
     Galliford Try P.L.C. ...........................................        229,513         1,714,797
     Go-Ahead Group P.L.C. ..........................................        173,516         3,866,709
    *Hampson Industries P.L.C. ......................................        712,146            92,050
     Harvey Nash Group P.L.C. .......................................          6,308             6,266
     Hays P.L.C. ....................................................      5,445,665         6,914,072
    *Helphire P.L.C. ................................................        956,560            43,340
     Hogg Robinson Group P.L.C. .....................................        142,542           120,459
     Homeserve P.L.C. ...............................................      1,162,452         6,528,576
     Hyder Consulting P.L.C. ........................................        171,164           931,997
     IMI P.L.C. .....................................................      1,053,765        13,887,888
    *Impellam Group P.L.C. ..........................................         34,877           156,360
     Interserve P.L.C. ..............................................        529,664         2,807,051
     Intertek Group P.L.C. ..........................................        506,207        16,690,015
     Invensys P.L.C. ................................................      2,110,010         7,633,539
     ITE Group P.L.C. ...............................................      1,059,501         3,194,156
     Keller Group P.L.C. ............................................        276,404         1,629,137
     Kier Group P.L.C. ..............................................        152,839         3,447,458
     Latchways P.L.C. ...............................................         39,288           757,934
     Lavendon Group P.L.C. ..........................................        500,631           734,886
     Low & Bonar P.L.C. .............................................        828,300           596,345
     Management Consulting Group P.L.C. .............................      1,207,875           645,171
     Mears Group P.L.C. .............................................        160,046           681,196
     Meggitt P.L.C. .................................................      2,465,596        15,216,658
     Melrose P.L.C. .................................................      1,583,124         8,361,271
     Michael Page International P.L.C. ..............................      1,310,832         8,438,432
     Mitie Group P.L.C. .............................................      1,286,774         5,193,280
    *MJ Gleeson Group P.L.C. ........................................        195,875           350,354
     Morgan Crucible Co. P.L.C. .....................................      1,252,304         5,683,256
     Morgan Sindall P.L.C. ..........................................        169,608         1,508,754
    *Mouchel Group P.L.C. ...........................................        469,006           101,074
     National Express Group P.L.C. ..................................      1,701,575         6,285,227
    *Northgate P.L.C. ...............................................        453,699         1,878,151
     PayPoint P.L.C. ................................................        105,160           852,521
     Qinetiq P.L.C. .................................................      2,474,225         4,637,257
     Regus P.L.C. ...................................................      3,337,697         4,051,062
    *Renold P.L.C. ..................................................         20,048             9,672
    *Rentokil Initial P.L.C. ........................................      6,753,492         7,788,542
     Ricardo P.L.C. .................................................        217,815         1,282,939
    *Richmond Oil & Gas P.L.C. ......................................        220,000                --
     Robert Walters P.L.C. ..........................................        387,999         1,278,520
     Rotork P.L.C. ..................................................        366,679         9,890,187
     RPS Group P.L.C. ...............................................        836,994         2,423,962
     Senior P.L.C. ..................................................      1,762,689         4,699,945
     Severfield-Rowen P.L.C. ........................................        371,550           953,159
     Shanks Group P.L.C. ............................................      1,786,148         3,168,547
    *SIG P.L.C. .....................................................      2,074,440         3,196,261
     Smart (J) & Co. (Contractors) P.L.C. ...........................         22,500           135,672
     Speedy Hire P.L.C. .............................................      1,262,151           415,851


                                      1240

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Spirax-Sarco Engineering P.L.C. ................................        319,520   $     9,815,375
     Stagecoach Group P.L.C. ........................................      1,718,521         6,831,289
     Sthree P.L.C. ..................................................        330,670         1,510,365
     T Clarke P.L.C. ................................................        148,717           102,127
     Tarsus Group P.L.C. ............................................        212,372           437,003
     Travis Perkins P.L.C. ..........................................        922,110        13,042,544
     Tribal Group P.L.C. ............................................        132,810            96,699
    *Trifast P.L.C. .................................................        359,985           234,334
     UK Mail Group P.L.C. ...........................................        197,261           652,009
     Ultra Electronics Holdings P.L.C. ..............................        283,178         7,224,994
     Umeco P.L.C. ...................................................        196,406           792,754
    #Volex P.L.C. ...................................................        229,354         1,118,991
     Vp P.L.C. ......................................................        167,297           584,623
     Wincanton P.L.C. ...............................................        479,763           557,300
     WS Atkins P.L.C. ...............................................        501,683         4,614,757
     WSP Group P.L.C. ...............................................        276,589         1,022,749
    #XP Power, Ltd. .................................................         73,546         1,183,333
                                                                                       ---------------
Total Industrials ...................................................                      345,470,680
                                                                                       ---------------
Information Technology -- (10.1%)
     Acal P.L.C. ....................................................        104,729           414,988
     Alphameric P.L.C. ..............................................        127,141            55,064
    *Alterian P.L.C. ................................................        179,139           254,115
     Anite P.L.C. ...................................................      1,166,924         1,247,869
     Aveva Group P.L.C. .............................................        289,692         7,334,814
     Computacenter P.L.C. ...........................................        446,179         2,727,992
     CSR P.L.C. .....................................................        683,977         1,983,714
     Dialight P.L.C. ................................................        111,362         1,340,507
     Diploma P.L.C. .................................................        482,456         2,488,642
     Domino Printing Sciences P.L.C. ................................        455,803         4,186,572
     E2V Technologies P.L.C. ........................................        346,435           606,146
     Electrocomponents P.L.C. .......................................      1,730,514         6,087,562
     Fidessa Group P.L.C. ...........................................        137,261         3,582,625
     Halma P.L.C. ...................................................      1,541,075         8,281,224
    *Imagination Technologies Group P.L.C. ..........................        961,901         7,071,566
    *Innovation Group P.L.C. ........................................      3,208,091         1,014,103
     Kewill P.L.C. ..................................................        368,863           406,677
    *Kofax P.L.C. ...................................................        317,667         1,395,918
     Laird P.L.C. ...................................................        915,289         2,189,761
     Logica P.L.C. ..................................................      6,339,968         9,513,413
     Micro Focus International P.L.C. ...............................        568,939         3,078,051
    *Misys P.L.C. ...................................................      1,604,251         7,512,729
     Moneysupermarket.com Group P.L.C. ..............................        483,650           817,704
    *NCC Group P.L.C. ...............................................            694             7,397
     Oxford Instruments P.L.C. ......................................        217,414         2,676,982
     Phoenix IT Group, Ltd. .........................................        204,552           640,295
     Premier Farnell P.L.C. .........................................      1,467,203         4,116,268
     Psion P.L.C. ...................................................        500,223           402,048
     PV Crystalox Solar P.L.C. ......................................        956,033           116,984
     Renishaw P.L.C. ................................................        188,423         2,951,907
     RM P.L.C. ......................................................        363,499           391,222
     SDL P.L.C. .....................................................        338,168         3,574,969
     Spectris P.L.C. ................................................        515,234        10,526,946
     Spirent Communications P.L.C. ..................................      2,622,105         5,257,721
    *Telecity Group P.L.C. ..........................................        633,394         6,082,300
     TT electronics P.L.C. ..........................................        635,179         1,602,182
    #Vislink P.L.C. .................................................        274,226            69,306
    *Wolfson Microelectronics P.L.C. ................................        504,759           950,189
     Xaar P.L.C. ....................................................        251,590           984,190
    *Xchanging P.L.C. ...............................................        701,347           767,877
                                                                                       ---------------
Total Information Technology ........................................                      114,710,539
                                                                                       ---------------


                                      1241

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Materials -- (7.3%)
     African Barrick Gold, Ltd. .....................................         73,625   $       637,671
     British Polythene Industries P.L.C. ............................        102,332           527,324
     Carclo P.L.C. ..................................................        214,230         1,001,103
    *Centamin Egypt, Ltd. ...........................................      2,597,619         4,557,087
    *Central Rand Gold, Ltd. ........................................        388,384             2,496
     Croda International P.L.C. .....................................        520,183        14,624,049
     DS Smith P.L.C. ................................................      2,106,170         7,195,643
     Elementis P.L.C. ...............................................      1,966,934         4,540,691
     Ferrexpo P.L.C. ................................................        888,830         4,574,970
     Filtrona P.L.C. ................................................        753,961         4,801,881
    *Gem Diamonds, Ltd. .............................................        424,075         1,508,644
     Hill & Smith Holdings P.L.C. ...................................        289,549         1,240,858
     Hochschild Mining P.L.C. .......................................        640,518         4,588,505
    *International Ferro Metals, Ltd. ...............................        175,625            59,396
    *Inveresk P.L.C. ................................................        125,000             3,316
    *Lonmin P.L.C. ..................................................         74,647         1,298,202
     Marshalls P.L.C. ...............................................        721,612           997,620
     Mondi P.L.C. ...................................................      1,078,021         8,199,053
    *Namakwa Diamonds, Ltd. .........................................          6,057               738
     New World Resources P.L.C. Series A ............................         61,691           516,193
     Petropavlovsk P.L.C. ...........................................        621,750         7,318,337
     Porvair P.L.C. .................................................        146,460           217,364
     RPC Group P.L.C. ...............................................        622,691         3,533,056
   #*Talvivaara Mining Co. P.L.C. ...................................        325,263         1,206,473
     Victrex P.L.C. .................................................        340,523         6,926,455
     Yule Catto & Co. P.L.C. ........................................        831,772         2,270,194
     Zotefoams P.L.C. ...............................................         96,852           209,979
                                                                                       ---------------
Total Materials .....................................................                       82,557,298
                                                                                       ---------------
Telecommunication Services -- (2.3%)
     Cable & Wireless Communications P.L.C. .........................      9,309,312         5,410,100
    *Cable & Wireless Worldwide P.L.C. ..............................      6,285,045         2,812,350
    *Colt Group SA ..................................................      1,287,437         2,087,847
    *Inmarsat P.L.C. ................................................        758,673         5,723,284
     Kcom Group P.L.C. ..............................................      2,643,350         3,104,340
     TalkTalk Telecom Group P.L.C. ..................................      1,692,557         3,523,642
    *Telecom Plus P.L.C. ............................................        265,603         3,158,429
                                                                                       ---------------
Total Telecommunication Services ....................................                       25,819,992
                                                                                       ---------------
Utilities -- (2.6%)
     Dee Valley Group P.L.C. ........................................         12,109           240,136
     Drax Group P.L.C. ..............................................      1,479,700        12,880,863
     Pennon Group P.L.C. ............................................      1,445,401        16,146,166
Total Utilities .....................................................                       29,267,165
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,126,660,778
                                                                                       ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
     R.E.A. Holdings P.L.C. .........................................          5,414             9,625
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
    *Management Consulting Group P.L.C. Warrants 12/31/11 ...........         52,718             9,536
    *SFI Holdings, Ltd. Litigation Certificate ......................         26,713                --
    *Ultraframe P.L.C. Litigation Notes .............................        319,285                --
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                            9,536
                                                                                       ---------------


                                      1242

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                            AMOUNT          VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (0.5%)
 (S)@DFA Short Term Investment Fund .................................      3,124,051   $     3,124,051
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
       $2,571,372) to be repurchased at $2,520,961 ..................   $      2,521         2,520,953
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                        5,645,004
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,103,961,462) ............................................                  $ 1,132,324,943
                                                                                       ===============


                                      1243

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (86.7%)
AUSTRIA -- (2.1%)
     Agrana Beteiligungs AG .........................................         17,322   $     1,967,310
     Andritz AG .....................................................         52,680         4,656,516
   #*A-TEC Industries AG ............................................         21,828            25,371
     Atrium European Real Estate, Ltd. ..............................        288,925         1,456,338
     Austria Email AG ...............................................            715             6,913
    *Austria Technologie & Systemtechnik AG .........................         38,157           494,794
     BKS Bank AG ....................................................          3,120            76,885
     BWT AG .........................................................         29,870           572,454
    *CA Immobilien Anlagen AG .......................................        163,483         2,091,683
    *Constantia Packaging AG Escrow Shares ..........................         18,095                --
    *DO & CO Restaurants & Catering AG ..............................            203             7,723
    *EAG-Beteiligungs AG ............................................          1,650             1,735
    #EVN AG .........................................................         80,076         1,160,325
    #Flughafen Wien AG ..............................................         42,954         1,930,640
     Frauenthal Holding AG ..........................................         12,084           153,681
   #*Intercell AG ...................................................        104,732           280,126
     Josef Manner & Co. AG ..........................................            870            60,251
    #Kapsch TrafficCom AG ...........................................         12,655           948,214
    #Lenzing AG .....................................................         32,907         3,494,771
    #Mayr-Melnhof Karton AG .........................................         32,872         3,043,114
     Oberbank AG ....................................................         37,973         2,468,629
    #Oesterreichischen Post AG ......................................        105,958         3,195,653
    #Palfinger AG ...................................................         48,572         1,000,134
   #*Polytec Holding AG .............................................         34,049           305,936
    #RHI AG .........................................................         98,844         2,150,752
     Rosenbauer International AG ....................................         12,941           533,460
    *S IMMO AG ......................................................        113,456           665,465
    *S&T System Integration & Technology Distribution AG ............          6,318            21,362
    #Schoeller-Bleckmann Oilfield Equipment AG ......................         35,247         2,784,922
     Semperit Holding AG ............................................         29,431         1,272,608
    *Strabag SE .....................................................        101,540         3,122,214
     UBM Realitaetenentwicklung AG ..................................          1,440            49,813
    #Uniqa Versicherungen AG ........................................        184,842         2,876,601
   #*Warimpex Finanz und Beteiligungs AG ............................         10,047            16,858
    #Wienerberger AG ................................................        343,922         4,155,389
     Wolford AG .....................................................         11,252           417,629
    #Zumtobel AG ....................................................         85,416         1,769,642
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                       49,235,911
                                                                                       ---------------
BELGIUM -- (2.9%)
    *Ablynx NV ......................................................         69,930           369,701
     Ackermans & van Haaren NV ......................................         87,214         7,026,076
    *Agfa-Gevaert NV ................................................        598,923         1,496,095
     Arseus NV ......................................................         48,662           773,048
     Atenor Group NV ................................................          2,205            86,177
     Banque Nationale de Belgique SA ................................            952         3,031,378
     Barco NV .......................................................         55,666         3,010,093
    #Bekaert SA .....................................................         15,700           696,824
     Co.Br.Ha Societe Commerciale de Brasserie SA ...................            115           256,192
     Compagnie d'Entreprises SA .....................................         41,428         2,325,908
    *Compagnie du Bois Sauvage SA ...................................             87                 4
     Compagnie Immobiliere de Belgique SA ...........................         10,535           370,766
     Compagnie Maritime Belge SA ....................................         64,746         1,518,232
   #*Deceuninck NV ..................................................        268,523           421,568
   #*Devgen NV ......................................................         38,445           262,258
    *D'ieteren SA ...................................................        129,060         7,344,614
     Duvel Moorgat SA ...............................................          8,799           838,576
     Econocom Group SA ..............................................         65,485         1,158,516


                                      1244

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BELGIUM -- (Continued)
     Elia System Operator SA ........................................        124,286   $     5,043,453
   #*Euronav SA .....................................................         86,554           382,928
     EVS Broadcast Equipment SA .....................................         35,362         1,809,804
     Exmar NV .......................................................        132,340           993,833
     Floridienne SA .................................................          2,033           380,977
    *Galapagos NV ...................................................         44,568           375,096
     Gimv NV ........................................................         13,874           706,397
     Hamon & Compagnie International SA .............................          3,876            97,629
     Henex SA .......................................................          5,455           330,228
     Image Recognition Integrated Systems (I.R.I.S.) SA .............          6,284           224,095
     Ion Beam Applications SA .......................................         79,751           622,465
     Jensen-Group NV ................................................         12,030           141,679
    *Kinepolis Group NV .............................................         13,363         1,036,017
    #Lotus Bakeries NV ..............................................          1,361           773,992
    #Melexis NV .....................................................         93,665         1,317,195
    #Nyrstar NV .....................................................        545,316         4,769,202
    #Omega Pharma SA ................................................         85,437         4,034,256
    *Option NV ......................................................         61,536            33,236
    *Picanol NV .....................................................         16,620           229,231
    *RealDolmen NV ..................................................          6,745           167,492
     Recticel SA ....................................................         62,884           428,681
     Resilux SA .....................................................          4,095           305,376
     Rosier SA ......................................................            655           244,683
     Roularta Media Group NV ........................................          8,180           172,497
    *SAPEC SA .......................................................          3,531           229,807
     Sioen Industries NV ............................................         52,140           390,037
     Sipef NV .......................................................         25,469         2,010,085
     Softimat SA ....................................................         25,531           134,236
    *Spector Photo Group SA .........................................          8,349             5,542
     Telenet Group Holding NV .......................................         35,417         1,366,038
     Ter Beke NV ....................................................          2,281           166,061
     Tessenderlo Chemie NV ..........................................        103,618         3,215,078
   #*ThromboGenics NV ...............................................         86,580         2,268,336
    *TiGenix NV .....................................................         22,164            25,463
     Van de Velde NV ................................................         27,539         1,344,271
     VPK Packaging Group SA .........................................         12,084           480,192
                                                                                       ---------------
TOTAL BELGIUM .......................................................                       67,241,614
                                                                                       ---------------
DENMARK -- (2.6%)
    *Aarhus Lokalbank A.S. ..........................................          7,872             7,406
    *Aktieselskabet Skjern Bank A.S. ................................          3,276            54,405
    *Alk-Abello A.S. ................................................         24,459         1,449,337
    *Alm. Brand A.S. ................................................        466,665           676,583
    *Amagerbanken A.S. ..............................................        647,900                --
     Ambu A.S. Series B .............................................         23,899           549,110
    *Arkil Holdings A.S. Series B ...................................            780            67,699
     Auriga Industries A.S. Series B ................................         96,829         1,492,494
    *Bang & Olufsen Holdings A.S. ...................................        128,288         1,495,066
    *Bavarian Nordic A.S. ...........................................         66,632           490,267
    #BoConcept Holding A.S. .........................................          5,650            98,854
     Brodrene Hartmann A.S. Series B ................................         11,730           209,946
    *Brondbyernes IF Fodbold A.S. Series B ..........................         13,508            42,947
    #D/S Norden A.S. ................................................         98,813         2,881,866
    *Dalhoff Larsen & Horneman A.S. .................................         40,950            62,188
    *Dantherm Holding A.S. ..........................................          3,547             9,267
     DFDS A.S. ......................................................         18,568         1,236,803
    *DiBa Bank A.S. .................................................            423             2,596
    *Djursland Bank A.S. ............................................          8,970           232,311
    #East Asiatic Co., Ltd. A.S. ....................................         55,571         1,301,995
    *F.E. Bording A.S. ..............................................            600            47,419
    *Fionia Holding A.S. ............................................         17,880                --


                                      1245

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
DENMARK -- (Continued)
     Fluegger A.S. Series B .........................................          4,198   $       272,981
    *Genmab A.S. ....................................................        140,715           821,899
     GN Store Nord A.S. .............................................        798,612         5,885,792
    *GPV Industri A.S. Series B .....................................          2,200            12,273
     Gronlandsbanken A.S. ...........................................            768            46,417
    *H&H International A.S. Series B ................................         17,280           136,290
     Harboes Bryggeri A.S. ..........................................         12,252           214,625
     Hojgaard Holding A.S. Series B .................................          2,750            56,796
     IC Companys A.S. ...............................................         35,278           935,271
    *Incentive A.S. .................................................          3,575            12,299
     Jeudan A.S. ....................................................          4,620           320,312
    *Jyske Bank A.S. ................................................        162,232         4,715,477
     Lan & Spar Bank A.S. ...........................................          5,150           260,967
    *Lastas A.S. Series B ...........................................         10,870            67,463
     Lollands Bank A.S. .............................................            310             6,354
    *Mols-Linien A.S. ...............................................         27,490            60,732
    *NeuroSearch A.S. ...............................................         79,539           300,378
    #NKT Holding A.S. ...............................................         92,105         3,495,503
     Nordjyske Bank A.S. ............................................         17,600           245,066
     Norresundby Bank A.S. ..........................................          7,350           211,709
     North Media A.S. ...............................................         36,665           190,654
    *Ostjydsk Bank A.S. .............................................          3,405           112,622
   #*Parken Sport & Entertainment A.S. ..............................         33,556           506,890
     Per Aarsleff A.S. Series B .....................................          6,080           473,912
     Ringkjoebing Landbobank A.S. ...................................         16,422         1,793,257
     Roblon A.S. Series B ...........................................            540            60,036
    #Rockwool International A.S. Series B ...........................         12,814         1,250,456
     Royal Unibrew A.S. .............................................         37,715         1,968,820
    *Salling Bank A.S. ..............................................            430            22,599
     Schouw & Co. A.S. ..............................................         74,017         1,612,934
     SimCorp A.S. ...................................................         17,973         3,080,043
    *Sjaelso Gruppen A.S. ...........................................         78,110            21,052
    *SKAKO A.S. .....................................................          1,577             5,532
     Solar Holdings A.S. Series B ...................................         16,132           664,449
    *Spar Nord Bank A.S. ............................................        124,439           873,134
    *Sparbank A.S. ..................................................         10,930            69,036
    *Sparekassen Faaborg A.S. .......................................          1,972            95,322
     Sydbank A.S. ...................................................        279,299         5,172,253
     Thrane & Thrane A.S. ...........................................         15,703           738,327
     Tivoli A.S. ....................................................            969           521,153
   #*TK Development A.S. ............................................        153,640           419,460
    *Topdanmark A.S. ................................................         53,386         8,789,962
   #*TopoTarget A.S. ................................................        378,484           129,444
   #*Topsil Semiconductor Materials A.S. ............................        194,350            16,571
   #*Torm A.S. ......................................................        123,250           135,008
     United International Enterprises A.S. ..........................          2,256           246,475
    *Vestjysk Bank A.S. .............................................         27,573           149,771
                                                                                       ---------------
TOTAL DENMARK .......................................................                       59,606,335
                                                                                       ---------------
FINLAND -- (5.8%)
     Ahlstrom Oyj ...................................................         21,405           369,026
     Aktia Oyj Series A .............................................          7,053            55,484
    #Alma Media Oyj .................................................        277,852         2,420,489
     Amer Sports Oyj Series A .......................................        421,831         5,808,883
     Aspo Oyj .......................................................         77,875           747,830
     Atria P.L.C. ...................................................         17,705           155,125
    *Bank of Aland P.L.C. Series B ..................................         22,078           293,275
     BasWare Oyj ....................................................         34,550           885,841
   #*Biotie Therapies Corp. Oyj .....................................        774,610           505,561
     Cargotec Oyj Series B ..........................................        132,519         4,434,610
    *Citycon Oyj ....................................................        384,363         1,415,552


                                      1246

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
    *Componenta Oyj .................................................         34,813   $       184,791
    *Comptel P.L.C. .................................................        324,863           299,331
     Cramo Oyj ......................................................        155,694         1,848,782
     Digia P.L.C. ...................................................         55,020           223,877
    *Efore Oyj ......................................................        114,965           142,929
    *Elcoteq SE .....................................................          3,041               968
    *Elektrobit Corp. Oyj ...........................................          2,476             1,608
    #Elisa Oyj ......................................................        494,801        10,431,808
    *eQ P.L.C. ......................................................         67,120           152,138
     Etteplan Oyj ...................................................         62,600           185,724
    *Finnair Oyj ....................................................        264,846         1,036,807
    *Finnlines Oyj ..................................................        124,906         1,282,329
     Fiskars Oyj Abp ................................................        181,663         3,626,860
    #F-Secure Oyj ...................................................        463,536         1,374,498
    *GeoSentric Oyj .................................................        244,900             3,389
    *Glaston Oyj Abp ................................................        131,940           108,619
     HKScan Oyj Series A ............................................         99,158           791,281
     Huhtamaki Oyj ..................................................        362,987         4,146,975
     Ilkka-Yhtyma Oyj ...............................................         61,503           549,746
    #KCI Konecranes Oyj .............................................        245,559         5,589,266
    #Kemira Oyj .....................................................        368,427         5,045,993
     Kesko Oyj Series B .............................................        107,555         3,817,582
     Laennen Tehtaat Oyj ............................................         18,920           379,460
     Lassila & Tikanoja Oyj .........................................        125,791         1,961,816
     Lemminkainen Oyj ...............................................         21,103           589,345
   #*M-real Oyj Series B ............................................      1,549,706         3,356,158
    *Neo Industrial Oyj .............................................         16,402            66,442
    *Neste Oil Oyj ..................................................        258,824         3,131,542
     Nordic Aluminium Oyj ...........................................         10,440           395,875
     Okmetic Oyj ....................................................         54,904           373,228
     Olvi Oyj Series A ..............................................         62,708         1,347,282
    #Oriola-KD Oyj Series A .........................................          5,045            14,116
     Oriola-KD Oyj Series B .........................................        323,025           898,352
     Orion Oyj Series A .............................................        128,371         2,614,864
     Orion Oyj Series B .............................................        337,043         7,013,846
    #Outokumpu Oyj ..................................................        381,565         3,225,000
     Outotec Oyj ....................................................        133,044         6,176,081
     PKC Group Oyj ..................................................         55,424           917,393
     Pohjola Bank P.L.C. Series A ...................................        403,547         4,640,145
     Ponsse Oyj .....................................................         25,336           257,541
    #Poyry Oyj ......................................................        187,165         1,689,469
     Raisio P.L.C. Series V .........................................        490,304         1,583,025
     Ramirent Oyj ...................................................        314,761         2,694,084
     Rapala VMC Oyj .................................................        113,258           874,243
     Rautaruukki Oyj Series K .......................................        323,076         3,443,713
     Raute Oyj Series A .............................................         10,390           100,740
     Ruukki Group Oyj ...............................................        604,909           814,574
     Saga Furs Oyj ..................................................          8,490           190,129
    #Sanoma Oyj .....................................................        276,990         3,716,138
     Sievi Capital P.L.C. ...........................................        123,479           359,104
    *SRV Group P.L.C. ...............................................          7,277            44,296
     Stockmann Oyj Abp Series A .....................................         43,914           907,723
    #Stockmann Oyj Abp Series B .....................................        107,109         1,903,705
    *Technopolis Oyj ................................................        121,527           572,243
    #Teleste Oyj ....................................................         53,559           233,376
     Tieto Oyj ......................................................        291,983         4,622,834
     Tikkurila Oyj ..................................................        118,741         2,308,117
     Tulikivi Oyj ...................................................         79,440            86,373
    #Uponor Oyj Series A ............................................        217,678         2,252,087
     Vacon Oyj ......................................................         45,190         2,275,532
     Vaisala Oyj Series A ...........................................         39,132           942,666


                                      1247

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
     Viking Line Abp ................................................         10,400   $       334,348
     Yit Oyj ........................................................        390,890         6,168,452
                                                                                       ---------------
TOTAL FINLAND .......................................................                      133,412,434
                                                                                       ---------------
FRANCE -- (10.1%)
     ABC Arbitrage SA ...............................................         26,282           235,042
   #*Air France-KLM .................................................        237,715         1,805,272
    #Akka Technologies SA ...........................................          7,320           173,395
     Ales Groupe SA .................................................         32,239           495,074
    *Altamir Amboise SA .............................................         55,025           509,486
     ALTEN SA .......................................................         68,354         1,946,468
   #*Altran Technologies SA .........................................        676,432         3,426,985
     April SA .......................................................         74,171         1,288,362
   #*Archos SA ......................................................         32,722           311,025
    *Arkema SA ......................................................        139,427         9,475,335
    *Artprice.com SA ................................................          3,246           152,698
     Assystem .......................................................         55,571         1,010,015
   #*Atari SA .......................................................         33,339            62,349
     AtoS ...........................................................        105,405         5,095,777
     Aubay SA .......................................................         10,285            73,367
    #Audika SA ......................................................         21,251           469,829
    #Aurea SA .......................................................          3,551            30,022
    *Avanquest Software SA ..........................................          5,228            12,549
    *Avenir Telecom SA ..............................................         17,841            16,056
    *Axway Software SA ..............................................         22,982           470,643
    *Baccarat SA ....................................................          1,090           235,475
     Banque Tarneaud SA .............................................          1,430           195,468
     Beneteau SA ....................................................        179,820         2,565,971
   #*Bigben Interactive SA ..........................................         10,448           109,939
    *BioAlliance Pharma SA ..........................................         20,080           102,409
     Boiron SA ......................................................         28,682           816,191
     Boizel Chanoine Champagne SA ...................................          7,266           526,768
     Bonduelle SCA ..................................................         13,650         1,232,517
     Bongrain SA ....................................................         34,266         2,430,916
    #Bourbon SA .....................................................        182,469         5,064,639
    *Boursorama SA ..................................................         42,063           363,907
    *Bull SA ........................................................        309,488         1,463,262
     Burelle SA .....................................................          3,894         1,023,495
     Cafom SA .......................................................          5,092            58,429
     CBo Territoria SA ..............................................         28,320           111,864
     Cegedim SA .....................................................         16,591           492,177
     CEGID Group SA .................................................          4,416           103,259
     CFAO SA ........................................................         25,339           978,797
    *Cie des Alpes ..................................................          1,055            26,586
    *Cie Generale de Geophysique - Veritas SA .......................        142,257         3,108,230
     Ciments Francais SA ............................................          4,853           428,613
    *Club Mediterranee SA ...........................................         75,641         1,429,822
     Compagnie Industrielle et Financiere D'Entreprises SA ..........          1,200            90,755
    *CS Communication & Systemes SA .................................          7,643            28,144
     Damartex SA ....................................................         21,101           597,591
    *Derichebourg SA ................................................        548,515         2,184,779
     Devoteam SA ....................................................         13,383           231,272
    *Dynaction SA ...................................................         13,501           127,170
    *Eiffage SA .....................................................         11,355           385,123
     Electricite de Strasbourg SA ...................................         21,886         3,144,713
     Entrepose Contracting SA .......................................            889            99,296
     ESSO SA Francaise ..............................................          9,411           968,707
     Establissements Maurel et Prom SA ..............................        323,678         6,507,280
    *Etam Developpement SA ..........................................          1,148            21,226
     Euler Hermes SA ................................................         37,816         2,730,174
   #*Euro Disney SCA ................................................        138,383           951,289


                                      1248

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
    #Eurofins Scientific SA .........................................         10,894   $       978,566
     Exel Industries SA Series A ....................................         10,680           546,537
     Faiveley Transport SA ..........................................          9,465           647,689
     Faurecia SA ....................................................         87,585         2,315,764
     Fimalac SA .....................................................         31,490         1,311,019
     Fleury Michon SA ...............................................          4,694           191,392
     Flo Groupe SA ..................................................         29,358           192,501
   #*GameLoft SA ....................................................         72,585           403,344
    *Gascogne SA ....................................................          6,907           311,677
     Gaumont SA .....................................................         14,043           663,499
   #*GECI International SA ..........................................         59,392           129,936
     Gemalto NV .....................................................        109,597         4,984,962
     Gevelot SA .....................................................          3,584           255,992
    *GFI Informatique SA ............................................        134,770           550,893
     GL Events SA ...................................................         20,234           513,350
     GPE Groupe Pizzorno SA .........................................          5,200           101,272
     Groupe Crit SA .................................................         24,255           516,907
    *Groupe Go Sport SA .............................................          1,695            23,449
     Groupe Gorge SA ................................................         18,510           192,289
     Groupe Guillin SA ..............................................          1,200            92,703
    *Groupe Open SA .................................................         27,590           181,000
    *Groupe Partouche SA ............................................         47,224           114,994
    #Groupe Steria SCA ..............................................         71,983         1,372,959
     Guerbet SA .....................................................          6,577           645,278
    #Guyenne et Gascogne SA .........................................         25,083         2,873,344
    *Haulotte Group SA ..............................................         61,352           684,893
     Havas SA .......................................................      1,237,226         5,326,202
    *Hi-Media SA ....................................................        100,249           357,850
    *Idsud SA .......................................................          2,227            72,059
     Ingenico SA ....................................................        118,736         4,693,902
     Interparfums SA ................................................         11,184           337,915
    *Ipsen SA .......................................................         55,251         1,823,442
     Ipsos SA .......................................................         89,607         2,932,159
    *Jacquet Metal Service SA .......................................         48,141           669,199
    *Kaufman & Broad SA .............................................          3,733            74,535
     Korian SA ......................................................          8,204           159,053
     Laurent-Perrier SA .............................................         12,546         1,292,502
     LDC SA .........................................................             19             1,959
     Lectra SA ......................................................         83,499           629,273
     Lisi SA ........................................................         16,907         1,364,230
    *LVL Medical Groupe SA ..........................................         18,786           317,958
     M6 Metropole Television SA .....................................        155,729         2,662,141
     Maisons France Confort SA ......................................          5,260           187,609
   #*Manitou BF SA ..................................................         48,911           982,231
     Manutan International SA .......................................         14,553           746,168
    *Medica SA ......................................................         11,566           230,359
     Mersen SA ......................................................         64,007         2,498,711
   #*METabolic EXplorer SA ..........................................          3,034            15,396
     MGI Coutier SA .................................................          2,753           154,731
     Montupet SA ....................................................          1,081             5,876
     Mr. Bricolage SA ...............................................         30,731           449,676
    #Naturex SA .....................................................         11,133           845,142
    #Neopost SA .....................................................         91,985         6,996,144
    #Nexans SA ......................................................        131,823         8,292,007
     Nexity SA ......................................................         83,910         2,417,512
   #*NicOx SA .......................................................         13,013            19,389
     Norbert Dentressangle SA .......................................         20,989         1,860,590
    *NRJ Group SA ...................................................         12,748           125,678
     Oeneo SA .......................................................        113,285           296,792
     Orpea SA .......................................................        101,314         4,359,288
     Osiatis SA .....................................................          1,400            10,096


                                      1249

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
    #PagesJaunes Groupe SA ..........................................        384,634   $     1,641,194
     Paris Orleans et Cie SA ........................................          2,265            51,380
    *Parrot SA ......................................................         17,614           414,851
     Pierre & Vacances SA ...........................................         18,411           717,369
     Plastic Omnium SA ..............................................         95,424         2,652,877
     Plastivaloire SA ...............................................          4,552           114,418
     PSB Industries SA ..............................................          8,438           286,029
     Rallye SA ......................................................         95,651         3,058,226
    *Recylex SA .....................................................         55,481           246,572
     Remy Cointreau SA ..............................................         82,777         6,781,256
     Robertet SA ....................................................          3,167           543,728
   #*Rodriguez Group SA .............................................         31,298           140,303
     Rougier SA .....................................................          6,115           245,362
     Rubis SA .......................................................         75,949         4,316,083
    *Rue du Commerce SA .............................................            136             1,685
    *Sa des Ciments Vicat SA ........................................         21,047         1,375,486
     Sabeton SA .....................................................         13,500           241,006
     Saft Groupe SA .................................................         75,425         2,291,721
     Samse SA .......................................................          8,342           692,082
     Sartorius Stedim Biotech SA ....................................          2,950           199,463
     SEB SA .........................................................            286            23,977
     Seche Environnement SA .........................................          3,547           160,903
    #Sechilienne SA .................................................         60,146         1,121,939
     Securidev SA ...................................................          2,500           126,338
    #Sequana SA .....................................................         46,996           287,618
    *Societe Anonyme d'Explosifs et de Produits Chimiques SA ........            524           160,497
     Societe BIC SA .................................................         74,331         6,633,340
     Societe d'Edition de Canal Plus SA .............................        306,742         1,865,560
     Societe des Bains de Mer et du Cercle des Etrangers a Monaco
        SA ..........................................................         46,150         2,561,492
     Societe Internationale de Plantations d'Heveas SA ..............          2,482           271,427
     Societe Pour l'Informatique Industrielle SA ....................         40,908           265,159
    *Societe Television Francaise 1 SA ..............................        204,984         2,752,300
   #*Soitec SA ......................................................        383,996         1,916,259
     Somfy SA .......................................................         21,738         5,182,199
     Sopra Group SA .................................................         22,982         1,457,404
    *Spir Communication SA ..........................................            934            35,300
   #*ST Dupont SA ...................................................         88,031            56,001
    *Stallergenes SA ................................................            846            55,075
   #*Ste Industrielle d'Aviation Latecoere SA .......................         12,186           148,567
     STEF-TFE SA ....................................................         29,121         1,471,842
    *Store Electronic SA ............................................            118             1,723
     Sucriere de Pithiviers Le Vieil SA .............................          1,745         3,986,931
    *Sword Group SA .................................................         10,447           188,315
     Synergie SA ....................................................         54,902           686,065
   #*Technicolor SA .................................................        321,494           870,458
     Teleperformance SA .............................................        181,538         3,833,091
     Tessi SA .......................................................          5,050           438,404
   #*Theolia SA .....................................................        264,526           375,863
     Tonnellerie Francois Freres SA .................................          3,839           149,638
     Total Gabon SA .................................................            523           220,112
     Touax SA .......................................................          1,317            43,476
     Toupargel Groupe SA ............................................            111             1,764
   #*Transgene SA ...................................................         11,052           133,620
     Trigano SA .....................................................         23,420           426,789
   #*UbiSoft Entertainment SA .......................................        225,444         1,350,483
     Union Financiere de France Banque SA ...........................         16,828           499,552
     Valeo SA .......................................................        229,231        11,506,324
     Viel et Compagnie SA ...........................................        158,130           631,851
    #Vilmorin & Cie SA ..............................................         20,195         2,218,324
     Virbac SA ......................................................         17,494         3,022,271
   #*Vivalis SA .....................................................         11,168            92,255


                                      1250

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     VM Materiaux SA ................................................          6,914   $       292,803
     Vranken Pommery Monopole SA ....................................         14,162           574,879
     Zodiac Aerospace SA ............................................         89,170         6,991,700
    *Zueblin Immobiliere France SA ..................................          1,365             5,037
                                                                                       ---------------
TOTAL FRANCE ........................................................                      233,106,001
                                                                                       ---------------
GERMANY -- (12.8%)
     A.S. Creation Tapeton AG .......................................          6,853           218,222
    *AAP Implantate AG ..............................................         47,250            59,408
    *Aareal Bank AG .................................................        423,110         8,478,484
    *Abwicklungsgesellschaft Roesch AG Medizintechnik ...............          7,300               283
   #*ADVA AG Optical Networking .....................................        128,074           756,576
     AGROB Immobilien AG ............................................          5,800            70,947
   #*Air Berlin P.L.C. ..............................................        117,774           430,956
    #Aixtron SE .....................................................        314,748         4,456,496
    *Aligna AG ......................................................        318,087            11,444
    *Allgeier Holding AG ............................................          1,692            26,143
     Amadeus Fire AG ................................................         16,192           619,125
    *Andreae-Noris Zahn AG ..........................................         26,412         1,044,867
   #*Asian Bamboo AG ................................................         29,133           432,614
     AUGUSTA Technologie AG .........................................         28,595           621,970
     Aurubis AG .....................................................        152,783         8,620,221
     Baader Bank AG .................................................        132,511           400,304
   #*Balda AG .......................................................        127,634           905,048
     Bauer AG .......................................................         22,556           520,127
    #BayWa AG .......................................................         20,761           914,150
     Bechtle AG .....................................................         41,242         1,538,538
    #Bertrandt AG ...................................................         23,001         1,289,810
    *Beta Systems Software AG .......................................          8,550            21,941
     Bilfinger Berger SE ............................................        162,980        14,547,368
    *Biolitec AG ....................................................         26,843            82,863
     Biotest AG .....................................................         20,784         1,194,442
    *BKN International AG ...........................................         33,408               786
    *BMP Media Vestors AG ...........................................         43,506            40,090
    *Borussia Dortmund GmbH & Co. KGaA ..............................        208,512           620,368
    #Carl Zeiss Meditec AG ..........................................         86,687         1,651,939
    *CAT Oil AG .....................................................         47,541           304,367
     Celesio AG .....................................................        119,149         1,879,200
     CENIT AG .......................................................          1,487             9,952
    *Centrosolar Group AG ...........................................         20,542            51,986
     Centrotec Sustainable AG .......................................         42,634           827,207
    #Centrotherm Photovoltaics AG ...................................         28,152           531,158
     Cewe Color Holding AG ..........................................         15,268           593,663
    *Colonia Real Estate AG .........................................          2,965            13,909
    #Comdirect Bank AG ..............................................        139,558         1,440,160
    #CompuGroup Medical AG ..........................................         14,015           180,363
   #*Conergy AG .....................................................        221,174            94,603
   #*Constantin Medien AG ...........................................        359,780           747,892
     CropEnergies AG ................................................         53,810           396,220
     CTS Eventim AG .................................................        106,100         3,507,457
    *Curanum AG .....................................................        100,137           297,139
     DAB Bank AG ....................................................        130,043           556,485
     Data Modul AG ..................................................         11,455           194,882
     Delticom AG ....................................................          6,024           671,218
     Deufol AG ......................................................        113,203           171,620
     Deutsche Beteiligungs AG .......................................         29,695           634,475
     Deutsche Wohnen AG .............................................        194,621         2,865,477
    *Deutz AG .......................................................        263,835         1,649,888
   #*Dialog Semiconductor P.L.C. ....................................        166,323         3,201,672
     DIC Asset AG ...................................................         13,115           119,630
     Dierig Holding AG ..............................................         10,500           170,932


                                      1251

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
    #Douglas Holding AG .............................................        105,346   $     4,255,553
     Dr. Hoenle AG ..................................................         14,858           217,100
     Draegerwerk AG & Co. KGaA ......................................            921            73,157
     Drillisch AG ...................................................        158,285         1,810,038
     Duerr AG .......................................................         36,111         1,574,362
     DVB Bank SE ....................................................        173,470         5,679,236
     Eckert & Ziegler AG ............................................          6,924           254,562
    #Elmos Semiconductor AG .........................................         34,592           369,172
    #ElreingKlinger AG ..............................................        105,909         2,922,403
   #*Epigenomics AG .................................................          5,535            31,228
     Erlus AG .......................................................          2,970           121,100
   #*Euromicron AG ..................................................          6,147           172,172
     Euwax AG .......................................................         17,978         1,220,218
    *Evotec AG ......................................................      1,165,338         3,901,874
    #Fielmann AG ....................................................         52,283         5,493,398
    *First Sensor AG ................................................          3,931            54,693
    *FJA AG .........................................................            217               463
    #Freenet AG .....................................................        372,758         4,805,524
    #Fuchs Petrolub AG ..............................................        139,623         6,591,425
   #*GAGFAH SA ......................................................        281,532         1,803,131
     GBW AG .........................................................         28,417           673,744
     Gerresheimer AG ................................................         89,828         3,980,890
     Gerry Weber International AG ...................................         89,108         2,766,373
    *Gesco AG .......................................................         10,010           807,227
     GFK SE .........................................................         72,083         3,333,216
     GFT Technologies AG ............................................         66,050           251,872
   #*Gigaset AG .....................................................        125,274           447,806
    *Gildemeister AG ................................................        120,934         1,756,181
   #*Grammer AG .....................................................         32,013           586,614
     Grenkeleasing AG ...............................................         33,471         1,842,093
     H&R AG .........................................................         21,428           467,355
     Hamborner REIT AG ..............................................         28,257           245,966
    #Hamburger Hafen und Logistik AG ................................         55,006         1,691,178
   #*Hansa Group AG .................................................        146,815           807,804
     Hawesko Holding AG .............................................         19,463           899,359
   #*Heidelberger Druckmaschinen AG .................................        734,833         1,443,449
    *Homag Group AG .................................................         13,586           158,895
    *IKB Deutsche Industriebank AG ..................................         21,843            14,840
     Indus Holding AG ...............................................         45,532         1,188,274
     Innovation in Traffic Systems AG ...............................         23,949           569,632
    #Interseroh SE ..................................................         21,642         1,517,948
   #*Intershop Communications AG ....................................         62,598           211,747
     Isra Vision Systems AG .........................................         10,917           241,656
    *IVG Immobilien AG ..............................................        480,972         2,143,529
    *Jenoptik AG ....................................................        162,963         1,076,789
    *Kampa AG .......................................................         35,505             3,193
     Kloeckner & Co. SE .............................................        341,221         5,085,802
    #Koenig & Bauer AG ..............................................          6,358            99,664
     Kontron AG .....................................................        189,937         1,344,350
    #Krones AG ......................................................         72,618         3,701,907
     KSB AG .........................................................          3,584         2,270,480
   #*Kuka AG ........................................................        102,786         1,955,717
     KWS Saat AG ....................................................         17,224         3,512,270
     Leifheit AG ....................................................         12,500           286,178
     Leoni AG .......................................................        115,635         4,827,488
    *Loewe AG .......................................................         25,187           109,636
    #LPKF Laser & Electronics AG ....................................         20,347           287,806
   #*Manz AG ........................................................          5,470           164,546
   #*Masterflex AG ..................................................         19,347           138,096
    *Maxdata Computer AG ............................................         94,120            15,758
     Mediclin AG ....................................................        119,554           619,472


                                      1252

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
   #*Medigene AG ....................................................         87,499   $       117,182
    #Mensch und Maschine Software AG ................................         27,532           188,118
    #MLP AG .........................................................        216,957         1,459,522
    *Mobotix AG .....................................................            562            50,119
    *Mologen AG .....................................................         24,513           249,631
    *Morphosys AG ...................................................         62,322         1,518,325
   #*MPC Muenchmeyer Petersen Capital AG ............................          5,101            13,949
     MTU Aero Engines Holding AG ....................................        176,697        11,832,506
    #Muehlbauer Holding & Co. AG ....................................         14,905           567,892
    #MVV Energie AG .................................................        114,055         3,783,688
     Nemetschek AG ..................................................         24,668           948,576
    *Nexus AG .......................................................         33,813           319,348
   #*Nordex SE ......................................................        126,718           783,583
    #OHB AG .........................................................         35,659           615,302
     Oldenburgische Landesbank AG ...................................          4,234           178,050
     P&I Personal & Informatik AG ...................................         17,889           653,220
    *Patrizia Immobilien AG .........................................         34,823           190,877
     Pfeiffer Vacuum Technology AG ..................................         34,071         3,443,404
    *Pfleiderer AG ..................................................        108,541            57,393
   #*Phoenix Solar AG ...............................................         15,055           105,587
     PNE Wind AG ....................................................        167,451           377,286
    #Praktiker AG ...................................................        195,237           772,922
     Progress-Werk Oberkirch AG .....................................          6,250           282,853
    #PSI AG Gesellschaft Fuer Produkte und Systeme der
        Informationstechnologie .....................................         30,993           729,187
     PVA TePla AG ...................................................         46,019           226,459
   #*Q-Cells SE .....................................................        226,583           224,988
    *QSC AG .........................................................        306,094         1,006,197
     R Stahl AG .....................................................         14,410           471,760
    #Rational AG ....................................................         15,420         3,550,159
    *REALTECH AG ....................................................         13,541           108,061
     Renk AG ........................................................         18,838         1,757,478
     Repower Systems SE .............................................          4,765           943,176
     Rheinmetall AG .................................................        126,352         6,700,932
     Rhoen-Klinikum AG ..............................................        406,308         8,107,235
    *Roth & Rau AG ..................................................            216             6,538
     Ruecker AG .....................................................         18,949           256,202
     S.A.G. Solarstrom AG ...........................................         21,788           103,389
    *SAF-Holland SA .................................................         54,481           335,967
     Schaltbau Holding AG ...........................................          1,557           164,894
    *Sedo Holding AG ................................................         69,691           212,626
     Sektkellerei Schloss Wachenheim AG .............................         14,520           148,608
    *SER Systems AG .................................................          9,400               221
   #*SGL Carbon SE ..................................................        229,387        14,257,094
   #*Singulus Technologies AG .......................................        236,814           900,922
     Sinner AG ......................................................          2,660            51,872
     Sixt AG ........................................................         81,198         1,705,464
    *SKW Stahl-Metallurgie Holding AG ...............................         14,708           296,064
    *Sky Deutschland AG .............................................      1,051,866         3,099,550
    *SM Wirtschaftsberatungs AG .....................................         18,841           123,182
   #*SMA Solar Technology AG ........................................         13,470           809,594
   #*SMT Scharf AG ..................................................            942            27,012
     Software AG ....................................................        192,899         7,988,782
   #*Solar Millennium AG ............................................         34,471           109,214
    *Solar-Fabrik AG ................................................         13,966            45,826
    #Solarworld AG ..................................................        285,203         1,391,755
    *Solon SE .......................................................         24,350            44,513
     Stada Arzneimittel AG ..........................................        185,987         4,492,842
     STINAG Stuttgart Invest AG .....................................         35,003           772,648
     Stoehr & Co. AG ................................................          6,000            27,892
     STRATEC Biomedical AG ..........................................         27,909         1,133,004
    *Sunways AG .....................................................         15,188            45,890


                                      1253

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
   #*Suss Microtec AG ...............................................         59,969   $       628,585
     Symrise AG .....................................................        330,233         8,548,072
     Syzygy AG ......................................................         30,656           143,426
    *TAG Immobilien AG ..............................................        137,518         1,174,133
     Takkt AG .......................................................        126,507         1,608,901
    *TDS Informationstechnologie AG .................................         89,063           506,290
     Telegate AG ....................................................         16,807           136,537
    *Tipp24 SE ......................................................          7,589           353,250
   #*Tom Tailor Holding AG ..........................................          6,943           108,028
     Tomorrow Focus AG ..............................................        113,715           605,594
   #*TUI AG .........................................................        468,655         3,056,971
     UMS United Medical Systems International AG ....................          7,531            63,493
     UmweltBank AG ..................................................         17,805           587,925
     United Internet AG .............................................         11,771           231,962
     VBH Holding AG .................................................          9,415            47,647
   #*Verbio AG ......................................................         50,804           235,272
    #Vossloh AG .....................................................         37,975         3,970,068
     VTG AG .........................................................         28,856           578,606
    #Wacker Neuson SE ...............................................         42,575           529,689
    *Wanderer-Werke AG ..............................................          7,903               774
     Washtec AG .....................................................          1,318            16,738
     Wincor Nixdorf AG ..............................................        119,287         6,679,841
     Wirecard AG ....................................................        284,730         4,528,892
     Wuerttembergische Lebensversicherung AG ........................         27,308           553,478
     Wuerttembergische Metallwarenfabrik AG .........................         29,451         1,153,409
    #XING AG ........................................................          5,288           442,458
     Zhongde Waste Technology AG ....................................          4,008            29,905
   #*zooplus AG .....................................................          2,612           215,522
                                                                                       ---------------
TOTAL GERMANY .......................................................                      293,206,690
                                                                                       ---------------
GREECE -- (1.9%)
    *Aegean Airlines S.A. ...........................................          5,746            12,689
    *Aegek S.A. .....................................................        120,000            13,791
    *Agricultural Bank of Greece S.A. ...............................         75,249            25,128
    *Alfa Alfa Energy S.A. ..........................................          3,810             7,328
    *Alpha Bank A.E. ................................................        584,671           777,542
    *Alumil Aluminum Industry S.A. ..................................         48,665            19,558
    *Alysida S.A. ...................................................          2,376             6,546
    *Anek Lines S.A. ................................................        504,442            68,374
    *Astir Palace Hotels S.A. .......................................         93,886           245,842
    *Athens Medical Center S.A. .....................................        150,874            70,435
    *Atlantic Supermarkets S.A. .....................................         34,730             3,844
    *Attica Bank S.A. ...............................................        184,869            57,388
    *Atti-Kat S.A. ..................................................         56,554             1,562
    *Autohellas S.A. ................................................         83,520           145,437
    *Babis Vovos International Construction S.A. ....................         59,807            37,814
    *Balafas S.A. ...................................................         15,200             3,996
    *Balkan Real Estate S.A. ........................................          5,450             2,839
    *Bank of Cyprus Public Co., Ltd. S.A. ...........................      2,310,600         3,164,144
     Bank of Greece S.A. ............................................        133,571         2,733,471
    *Daios Plastics S.A. ............................................         16,350           138,003
    *Diagnostic & Therapeutic Center of Athens Hygeia S.A. ..........        275,576           113,477
    *EFG Eurobank Ergasias S.A. .....................................        971,907           892,581
    *Elastron S.A. ..................................................         97,711            59,022
    *Elbisco Holding S.A. ...........................................         28,098            20,962
     Elektrak S.A. ..................................................         37,647            77,653
    *Elektroniki Athinon S.A. .......................................         22,490             2,816
     Ellaktor S.A. ..................................................        522,735           973,263
    *Elval - Hellenic Aluminium Industry S.A. .......................         28,590            54,908
    *Etma Rayon S.A. ................................................         11,242            21,933
     Euro Reliance General Insurance Co. S.A. .......................         54,730            31,601


                                      1254

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GREECE -- (Continued)
   *Euromedica S.A. .................................................         33,079   $        16,962
    EYDAP Athens Water Supply & Sewage Co. S.A. .....................        108,270           444,878
   *F.G. Europe S.A. ................................................          4,536             2,798
   *Folli Follie Group S.A. .........................................        115,021         1,385,132
   *Forthnet S.A. ...................................................        254,703            55,460
   *Fourlis Holdings S.A. ...........................................        146,787           632,380
    Frigoglass S.A. .................................................        112,792           887,078
    GEK Terna S.A. ..................................................        296,155           408,024
   *Geniki Bank S.A. ................................................         31,074            12,189
   *Halkor S.A. .....................................................        226,556           210,248
   *Hellenic Cables S.A. ............................................         65,236           133,636
    Hellenic Exchanges S.A. .........................................        251,904         1,230,463
    Hellenic Petroleum S.A. .........................................        324,378         2,842,377
   *Hellenic Sugar Industry S.A. ....................................         78,005           110,069
   *Hellenic Telecommunication Organization Co. S.A. ................        233,793         1,286,395
   *Heracles General Cement Co. S.A. ................................         77,436           222,291
   *Iaso S.A. .......................................................        206,042           210,234
    Inform P. Lykos S.A. ............................................         32,660            34,198
   *Informatics S.A. ................................................          3,778             1,621
   *Intracom Holdings S.A. ..........................................        315,975           109,416
   *Intracom Technical & Steel Constructions S.A. ...................         75,202            45,000
    Intralot S.A.-Integrated Lottery Systems & Services .............        431,249           619,603
   *Ionian Hotel Enterprises S.A. ...................................         16,914           327,605
   *Ipirotiki Software & Publications S.A. ..........................         22,110            59,352
    JUMBO S.A. ......................................................        277,018         1,501,458
    Karelia Tobacco Co., Inc. S.A. ..................................          5,787           463,660
   *Kathimerini Publishing S.A. .....................................         47,170           209,162
   *Lambrakis Press S.A. ............................................        115,149            17,343
   *Lamda Development S.A. ..........................................            905             3,572
   *Lan-Net S.A. ....................................................         12,688            21,068
   *Lavipharm S.A. ..................................................         65,331            21,541
    Loulis Mills S.A. ...............................................         41,702            84,062
   *Marfin Investment Group S.A. ....................................      2,342,108         1,269,365
   *Marfin Popular Bank PCL .........................................      3,674,665         1,253,209
    Metka S.A. ......................................................         99,168           927,459
   *Michaniki S.A. ..................................................        158,545            30,228
    Motor Oil (Hellas) Corinth Refineries S.A. ......................        184,802         1,662,678
   *Mytilineos Holdings S.A. ........................................        340,799         1,575,081
   *Neorion Holdings S.A. ...........................................         14,991             1,694
    OPAP S.A. .......................................................          4,388            50,679
   *Pegasus Publishing S.A. .........................................         94,144            65,667
   *Piraeus Bank S.A. ...............................................      4,630,988         1,320,799
    Piraeus Port Authority S.A. .....................................         19,885           320,580
   *Promota Hellas S.A. .............................................          8,860             2,820
   *Proton Bank S.A. ................................................        141,214                --
    Public Power Corp. S.A. .........................................        306,969         2,618,062
   *Real Estate Development & Services S.A. .........................         94,497            86,541
    S&B Industrial Minerals S.A. ....................................         68,336           372,538
   *Sarantis S.A. ...................................................         74,884           214,257
   *Selected Textile S.A. ...........................................         67,947            33,585
   *Sfakianakis S.A. ................................................         17,776            25,622
   *Sidenor Steel Products Manufacturing Co. S.A. ...................        203,373           496,523
   *Spyroy Agricultural Products S.A. ...............................         61,348            34,568
   *T Bank S.A. .....................................................        228,007             5,885
   *Technical Olympic S.A. ..........................................          2,237             4,108
   *Teletypos S.A. Mega Channel .....................................         77,669            50,665
    Terna Energy S.A. ...............................................        118,894           299,575
   *Themeliodomi S.A. ...............................................         37,422            19,159
    Thessaloniki Port Authority S.A. ................................          6,936            98,834
    Thessaloniki Water Supply & Sewage Co. S.A. .....................         11,146            47,899
    Thrace Plastics Co. S.A. ........................................        102,616            62,766


                                      1255

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GREECE -- (Continued)
     Titan Cement Co. S.A. ..........................................        190,572   $     3,680,333
    *TT Hellenic Postbank S.A. ......................................        695,353           342,657
    *Varvaressos S.A. European Spinning Mills .......................         36,350             3,687
    *Viohalco S.A. ..................................................        603,593         2,714,599
                                                                                       ---------------
TOTAL GREECE ........................................................                       43,085,344
                                                                                       ---------------
IRELAND -- (2.9%)
     Abbey P.L.C. ...................................................         84,370           617,526
    *Aer Lingus Group P.L.C. ........................................        763,185           760,367
    *Allied Irish Banks P.L.C. ......................................        279,051            38,612
    *Aminex P.L.C. ..................................................        496,086            27,240
     C&C Group P.L.C. (B010DT8) .....................................        399,607         1,597,731
     C&C Group P.L.C. (B011Y09) .....................................      1,014,594         4,086,189
     DCC P.L.C. .....................................................        308,989         8,564,908
     DCC P.L.C. (4189477) ...........................................         18,170           502,707
     Donegal Creameries P.L.C. ......................................         26,085           123,060
     Dragon Oil P.L.C. ..............................................      1,339,680        12,083,896
    *Elan Corp. P.L.C. ..............................................         74,754           886,522
     FBD Holdings P.L.C. ............................................        125,728         1,122,829
     Fyffes P.L.C. ..................................................      1,020,533           560,501
     Glanbia P.L.C. (0066950) .......................................        700,613         4,558,021
     Glanbia P.L.C. (4058629) .......................................         69,229           451,926
     Grafton Group P.L.C. ...........................................        555,000         2,141,482
     Greencore Group P.L.C. (0386410) ...............................      1,129,199         1,139,245
     Greencore Group P.L.C. (5013832) ...............................        347,358           348,130
     IFG Group P.L.C. ...............................................        337,495           521,977
    *Independent News & Media P.L.C. (B59HWB1) ......................        387,242           148,084
    *Independent News & Media P.L.C. (B5TR5N4) ......................        318,060           122,262
     Irish Continental Group P.L.C. .................................         91,000         1,859,741
    *Kenmare Resources P.L.C. (0487948) .............................      4,136,548         2,736,956
    *Kenmare Resources P.L.C. (4490737) .............................        314,971           203,742
     Kingspan Group P.L.C. (0492793) ................................        351,640         3,127,188
     Kingspan Group P.L.C. (4491235) ................................         66,637           592,012
    *McInerney Holdings P.L.C. ......................................        697,135            38,199
     Paddy Power P.L.C. .............................................        180,573         9,997,277
     Paddy Power P.L.C. (4828974) ...................................         10,071           553,966
    *Providence Resources P.L.C. ....................................         62,580           182,712
    *Smurfit Kappa Group P.L.C. .....................................        456,586         3,131,024
     Total Produce P.L.C. ...........................................        871,395           461,084
     United Drug P.L.C. (3302480) ...................................        820,214         2,555,475
    *United Drug P.L.C. (3335969) ...................................         53,080           163,805
                                                                                       ---------------
TOTAL IRELAND .......................................................                       66,006,396
                                                                                       ---------------
ISRAEL -- (2.4%)
    *Africa Israel Investments, Ltd. ................................        254,834         1,034,089
    *Africa Israel Properties, Ltd. .................................         31,703           310,312
     Africa Israel Residences, Ltd. .................................            594             6,855
    *Airport City, Ltd. .............................................         54,010           235,029
     Alon Holdings Blue Square Israel, Ltd. .........................         44,917           264,107
    *AL-ROV Israel, Ltd. ............................................         15,025           380,219
     Alrov Properties & Lodgings, Ltd. ..............................          3,721            63,597
    *Alvarion, Ltd. .................................................        186,966           216,515
     Amot Investments, Ltd. .........................................         65,457           179,523
    *AudioCodes, Ltd. ...............................................        159,083           565,068
     Avgol Industries 1953, Ltd. ....................................        166,877           128,612
    *Azorim Investment Development & Construction Co., Ltd. .........            189               306
     Bayside Land Corp. .............................................          2,122           453,461
    *Big Shopping Centers 2004, Ltd. ................................          1,832            41,405
    *Biocell, Ltd. ..................................................         16,731           120,160
    *BioLineRX, Ltd. ................................................        535,468           208,989
    *Blue Square Real Estate, Ltd. ..................................          3,782            76,007


                                      1256

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
     British Israel Investments, Ltd. ...............................         27,461   $        98,021
    *Ceragon Networks, Ltd. .........................................         18,636           188,088
    *Clal Biotechnology Industries, Ltd. ............................        146,663           768,797
     Clal Industries & Investments, Ltd. ............................        285,112         1,344,286
     Clal Insurance Enterprises Holdings, Ltd. ......................         83,321         1,449,025
    *Compugen, Ltd. .................................................         27,479           116,894
     Delek Automotive Systems, Ltd. .................................        107,838           825,670
     Delta-Galil Industries, Ltd. ...................................         14,983            96,621
     Direct Insurance - I.D.I. Insurance Co., Ltd. ..................         30,880            69,747
     DS Apex Holdings, Ltd. .........................................         38,130           191,962
    *El Al Israel Airlines, Ltd. ....................................        738,714           150,487
    *Elbit Medical Imaging, Ltd. ....................................         53,265           243,918
    *Electra Real Estate, Ltd. ......................................         19,237            62,219
     Electra, Ltd. ..................................................          4,994           481,773
    *Elron Electronic Industries, Ltd. ..............................         57,768           229,334
    *Evogene, Ltd. ..................................................         54,299           221,869
    *EZchip Semiconductor, Ltd. .....................................         49,025         1,750,412
    *First International Bank of Israel, Ltd. .......................         98,118         1,022,471
     FMS Enterprises Migun, Ltd. ....................................         10,300           182,530
     Formula Systems (1985), Ltd. ...................................         36,549           567,191
     Frutarom Industries, Ltd. ......................................        162,348         1,492,233
     Fundtech, Ltd. .................................................         10,817           246,915
    *Gilat Satellite Networks, Ltd. .................................         73,122           281,937
    *Given Imaging, Ltd. ............................................         31,987           489,864
     Golf & Co., Ltd. ...............................................         57,649           258,994
     Granite Hacarmel Investments, Ltd. .............................        144,714           230,346
    *Hadera Paper, Ltd. .............................................          9,516           461,070
     Harel Insurance Investments & Finances, Ltd. ...................         34,332         1,484,675
    *Hot Telecommunications Systems, Ltd. ...........................         92,836         1,219,074
    *Industrial Building Corp., Ltd. ................................        195,485           334,312
    *Israel Cold Storage & Supply Co., Ltd. .........................          1,076            12,000
    *Israel Discount Bank, Ltd. Series A ............................        971,957         1,606,586
     Israel Land Development Co., Ltd. (The) ........................         22,615           162,064
     Ituran Location & Control, Ltd. ................................         84,441         1,098,297
    *Jerusalem Oil Exploration, Ltd. ................................         29,594           458,205
    *Kamada, Ltd. ...................................................        110,315           670,511
     Kardan Vehicle, Ltd. ...........................................            293             2,184
   #*Kardan Yazamut .................................................         95,268            18,922
     Maabarot Products, Ltd. ........................................         21,999           206,094
    *Magic Software Enterprises, Ltd. ...............................          3,179            15,573
     Matrix IT, Ltd. ................................................        171,428           882,985
     Melisron, Ltd. .................................................         29,510           504,434
    *Mellanox Technologies, Ltd. ....................................         84,859         2,691,458
    *Menorah Mivtachim Holdings, Ltd. ...............................        101,061           910,500
     Migdal Insurance & Financial Holding, Ltd. .....................        934,324         1,347,925
     Mizrahi Tefahot Bank, Ltd. .....................................        163,782         1,409,308
    *Naphtha Israel Petroleum Corp., Ltd. ...........................        103,666           335,785
    *Neto Me Holdings, Ltd. .........................................          5,411           253,048
    *NICE Systems, Ltd. .............................................         32,666         1,163,358
    *NICE Systems, Ltd. Sponsored ADR ...............................         66,570         2,380,543
    *Nitsba Holdings 1995, Ltd. .....................................         72,932           624,071
    *Oil Refineries, Ltd. ...........................................      3,239,580         1,858,336
    *Orckit Communications, Ltd. ....................................         29,866            41,680
     Ormat Industries, Ltd. .........................................        293,852         1,782,334
     Osem Investments, Ltd. .........................................        101,782         1,410,121
     Paz Oil Co., Ltd. ..............................................         12,287         1,745,239
     Phoenix Holdings, Ltd. (The) ...................................        195,715           536,603
     Plasson Industries, Ltd. .......................................          3,838            88,756
    *RADVision, Ltd. ................................................         20,382           104,720
     Rami Levi Chain Stores Hashikma Marketing 2006, Ltd. ...........         27,880           915,597
    *Retalix, Ltd. ..................................................         65,875           976,818


                                      1257

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
     Scailex Corp, Ltd. .............................................         29,002   $       239,584
     Shikun & Binui, Ltd. ...........................................        794,937         1,574,995
    *Space Communication, Ltd. ......................................         11,241           176,809
    *Strauss Group, Ltd. ............................................        122,758         1,612,205
    *Suny Electronic, Ltd. ..........................................         33,820           194,460
     Super-Sol, Ltd. Series B .......................................        368,517         1,589,740
    *Tower Semiconductor, Ltd. ......................................      1,325,086         1,060,838
     Union Bank of Israel, Ltd. .....................................        130,630           482,828
                                                                                       ---------------
TOTAL ISRAEL ........................................................                       53,990,503
                                                                                       ---------------
ITALY -- (7.1%)
     ACEA SpA .......................................................        280,731         2,128,447
     Acegas-APS SpA .................................................        110,973           577,582
    *Acotel Group SpA ...............................................            810            30,449
    *Aedes SpA ......................................................      1,412,879           163,532
   #*Aeffe SpA ......................................................         76,830            68,342
     Aeroporto de Firenze SpA .......................................         17,399           219,810
    #Alerion Cleanpower SpA .........................................         67,767           443,448
    #Amplifon SpA ...................................................        189,650           911,223
     Ansaldo STS SpA ................................................        321,559         3,401,940
     Arnoldo Mondadori Editore SpA ..................................        392,186           805,488
     Ascopiave SpA ..................................................        137,754           281,182
     Astaldi SpA ....................................................        228,281         1,343,734
     Autogrill SpA ..................................................        397,526         4,597,612
     Azimut Holding SpA .............................................        454,770         3,544,836
     Banca Carige SpA ...............................................         15,054            29,424
     Banca Finnat Euramerica SpA ....................................        685,945           324,098
    #Banca Generali SpA .............................................        140,519         1,404,887
     Banca IFIS SpA .................................................        102,347           589,422
    #Banca Piccolo Credito Valtellinese Scarl .......................        803,224         2,329,317
    #Banca Popolare dell'Emilia Romagna Scarl .......................        727,034         5,862,015
    *Banca Popolare dell'Etruria e del Lazio Scarl ..................        101,302           198,959
   #*Banca Popolare di Milano Scarl .................................      1,769,606         1,089,018
    #Banca Popolare di Sondrio Scarl ................................        922,722         7,039,189
     Banca Profilo SpA ..............................................        564,974           220,320
     Banco di Desio e della Brianza SpA .............................        232,296           993,539
    #Banco Popolare Scarl ...........................................      1,470,932         2,183,024
    #BasicNet SpA ...................................................        105,627           335,023
     Beghelli SpA ...................................................        427,981           289,407
    #Benetton Group SpA .............................................        220,256         1,267,220
    *Biesse SpA .....................................................         54,004           287,533
     Bonifica Terreni Ferraresi e Imprese Agricole SpA ..............         10,867           336,307
     Brembo SpA .....................................................        162,145         1,726,161
    *Brioschi Sviluppo Immobiliare SpA ..............................        174,780            28,970
    *Buongiorno SpA .................................................        395,420           552,002
   #*Buzzi Unicem SpA ...............................................        284,221         2,598,627
    #C.I.R. SpA - Compagnie Industriali Riunite .....................      1,614,226         3,227,320
     Cairo Communication SpA ........................................         28,815           115,978
     Caltagirone Editore SpA ........................................          6,120            10,906
     Caltagirone SpA ................................................        246,310           511,017
    *Carraro SpA ....................................................        113,633           365,322
     Cembre SpA .....................................................         40,330           411,439
     Cementir Holding SpA ...........................................        336,239           787,937
    *Class Editore SpA ..............................................        165,655            77,677
     Credito Artigiano SpA ..........................................        361,183           449,725
    #Credito Bergamasco SpA .........................................        129,374         3,607,577
     Credito Emiliano SpA ...........................................        376,390         1,600,976
     CSP International Fashion Group SpA ............................         13,481            16,365
    *Dada SpA .......................................................          6,181            19,760
    *d'Amico International Shipping S.A. ............................        133,519           106,589
    #Danieli & Co. SpA ..............................................         58,099         1,472,262


                                      1258

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     Datalogic SpA ..................................................         37,322   $       279,272
     Davide Campari - Milano SpA ....................................        990,609         7,652,926
    *DeA Capital SpA ................................................        243,327           508,563
     De'Longhi SpA ..................................................        305,654         3,340,205
     DiaSorin SpA ...................................................         77,818         2,519,016
    *Digital Multimedia Technologies SpA ............................         39,294           976,316
    *EEMS Italia SpA ................................................        110,285           116,037
     Elica SpA ......................................................         44,844            63,993
     Emak SpA .......................................................         57,399           190,515
     Engineering Ingegneria Informatica SpA .........................          9,609           316,047
    #ERG SpA ........................................................        242,145         2,979,223
   #*ErgyCapital SpA ................................................          5,992             2,802
     Esprinet SpA ...................................................        104,855           429,422
   #*Eurotech SpA ...................................................        103,698           247,140
    #Falck Renewables SpA ...........................................        452,790           514,919
   #*Fiera Milano SpA ...............................................         37,863           205,156
    *Fondiaria - Sai SpA ............................................        366,128           804,393
    *Gas Plus SpA ...................................................            975             8,685
     Gefran SpA .....................................................         32,485           159,462
   #*Gemina SpA .....................................................      2,562,430         2,181,183
    #Geox SpA .......................................................        305,569         1,218,886
    *Gruppo Ceramiche Ricchetti SpA .................................        100,487            23,634
     Gruppo Editoriale L'Espresso SpA ...............................        670,242         1,183,843
     Gruppo MutuiOnline SpA .........................................         13,650            76,498
     Hera SpA .......................................................      1,822,830         2,980,482
    *I Grandi Viaggi SpA ............................................         98,547            99,939
     Immsi SpA ......................................................        743,533           643,590
     Impregilo SpA ..................................................      1,243,552         3,657,642
     Indesit Co. SpA ................................................        185,473         1,266,328
     Industria Macchine Automatiche SpA .............................         58,626         1,148,292
     Industria Romagnola Conduttori Elettrici SpA ...................         43,452           120,614
     Intek SpA ......................................................        267,440           141,990
     Interpump Group SpA ............................................        255,327         1,637,312
     Iren SpA .......................................................      1,758,434         2,126,950
     Isagro SpA .....................................................         10,591            42,951
    #Italcementi SpA ................................................        279,135         1,856,294
     Italmobiliare SpA ..............................................         46,873         1,312,573
   #*Juventus Football Club SpA .....................................        165,717           137,781
    *Kerself SpA ....................................................         38,610            91,300
     KME Group SpA ..................................................      1,654,192           749,042
    #Landi Renzo SpA ................................................        203,171           414,532
    *Lottomatica SpA ................................................        177,645         3,391,231
    #Maire Tecnimont SpA ............................................        601,549           991,702
    #Marcolin SpA ...................................................         60,205           324,783
   #*Mariella Burani SpA ............................................         32,721                --
     Marr SpA .......................................................        132,607         1,422,132
    *Mediolanum SpA .................................................        634,523         2,431,848
   #*Milano Assicurazioni SpA .......................................      1,476,243           629,543
    *Monrif SpA .....................................................        315,834           152,802
    *Montefibre SpA .................................................        135,004            24,463
     Nice SpA .......................................................         40,071           152,788
    *Pagnossin SpA ..................................................          9,000                --
    *PanariaGroup Industrie Ceramiche SpA ...........................         42,000            62,431
     Piaggio & C. SpA ...............................................        511,332         1,699,430
    *Pininfarina SpA ................................................         82,321           358,312
     Piquadro SpA ...................................................          7,354            19,107
     Pirelli & Co. SpA ..............................................        657,369         5,801,554
    *Poltrona Frau SpA ..............................................        140,932           169,192
    *Prelios SpA ....................................................      2,389,900           701,391
   #*Premafin Finanziaria SpA .......................................        961,257           311,954
     Prysmian SpA ...................................................        653,038         9,872,100


                                      1259

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
   #*RCS MediaGroup SpA .............................................        257,601   $       247,592
     Recordati SpA ..................................................        408,182         3,553,480
     Reply SpA ......................................................          8,854           206,486
    *Retelit SpA ....................................................        113,922            55,595
    *Richard-Ginori 1735 SpA ........................................         14,080             5,777
     Sabaf SpA ......................................................         24,109           462,369
     SAES Getters SpA ...............................................         30,068           256,967
    *Safilo Group SpA ...............................................        140,163         1,161,447
    *Saras SpA ......................................................      1,269,180         2,086,954
     SAVE SpA .......................................................          5,818            53,013
     Screen Service Broadcasting Technologies SpA ...................        152,715            74,504
   #*Seat Pagine Gialle SpA .........................................      2,988,837           162,776
    *Snai SpA .......................................................          2,304             7,257
     Societa Cattolica di Assicurazioni Scrl ........................        180,734         4,023,189
     Societa Iniziative Autostradali e Servizi SpA ..................        217,716         1,799,340
     Sogefi SpA .....................................................        186,290           645,002
     Sol SpA ........................................................        166,511         1,041,883
    *Sorin SpA ......................................................      1,139,193         2,381,133
   #*Stefanel SpA ...................................................        112,528            56,388
     Tamburi Investment Partners SpA ................................         36,591            74,511
   #*Telecom Italia Media SpA .......................................      1,206,455           279,265
   #*Tiscali SpA ....................................................      3,437,478           237,543
     Tod's SpA ......................................................         47,508         4,742,258
    #Trevi Finanziaria SpA ..........................................        138,583         1,545,232
    *Uni Land SpA ...................................................         51,835            36,149
    *Unipol Gruppo Finanziario SpA ..................................      3,245,411         1,330,744
     Vianini Industria SpA ..........................................         59,070            95,776
     Vianini Lavori SpA .............................................        175,180           953,600
     Vittoria Assicurazioni SpA .....................................        121,346           514,138
   #*Yoox SpA .......................................................        101,604         1,454,911
     Zignago Vetro SpA ..............................................         28,411           189,143
                                                                                       ---------------
TOTAL ITALY .........................................................                      163,659,870
                                                                                       ---------------
NETHERLANDS -- (4.6%)
     Aalberts Industries NV .........................................        384,012         6,753,750
     Accell Group NV ................................................         78,668         1,775,677
    *AFC Ajax NV ....................................................         18,134           167,210
   #*AMG Advanced Metallurgical Group NV ............................        103,749         1,282,116
    #Amsterdam Commodities NV .......................................         60,751           865,957
    #Arcadis NV .....................................................        193,913         3,803,206
    #ASM International NV ...........................................        205,174         5,776,428
    *Atag Group NV ..................................................          4,630             1,858
     Batenburg Beheer NV ............................................         10,306           270,948
    #BE Semiconductor Industries NV .................................        136,793           925,503
     Beter Bed Holding NV ...........................................         72,418         1,491,883
    *BinckBank NV ...................................................        184,527         2,140,578
     Brunel International NV ........................................         51,660         1,858,191
    *Crown Van Gelder NV ............................................         17,892            99,969
     CSM NV .........................................................        271,908         3,984,958
     Delta Lloyd NV .................................................         81,014         1,422,564
     DOCdata NV .....................................................         22,463           371,214
     Exact Holding NV ...............................................         61,464         1,622,329
     Fornix Biosciences NV ..........................................         22,083            17,869
    #Grontmij NV ....................................................         77,715         1,213,909
     Heijmans NV ....................................................         66,281         1,016,525
     Hunter Douglas NV ..............................................          3,870           177,370
    #Imtech NV ......................................................        272,621         8,053,728
   #*Kardan NV ......................................................         97,650           309,421
     KAS Bank NV ....................................................         50,870           625,853
    #Kendrion NV ....................................................         39,829         1,016,312
     Koninklijke Bam Groep NV .......................................        876,605         3,641,267


                                      1260

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
NETHERLANDS -- (Continued)
     Koninklijke Ten Cate NV ........................................        110,282   $     3,785,891
    *Koninklijke Wessanen NV ........................................        300,030         1,497,696
   #*LBi International NV ...........................................        148,925           321,706
     Macintosh Retail Group NV ......................................         51,332           820,320
     Mediq NV .......................................................        247,085         3,921,288
    #Nederlandsche Apparatenfabriek NV ..............................         28,810           818,076
     Nutreco NV .....................................................        145,366         9,658,003
   #*Ordina NV ......................................................        192,481           346,214
   #*Pharming Group NV ..............................................      1,152,540           144,135
     PostNL NV ......................................................        539,573         2,732,069
    *Punch Graphix NV ...............................................         60,525           234,771
    *Qurius NV ......................................................        233,092            52,115
    *Roto Smeets Group NV ...........................................         11,826           138,231
     Royal Reesink NV ...............................................          1,428           152,126
     SBM Offshore NV ................................................        563,703        12,385,902
     Sligro Food Group NV ...........................................         98,516         3,224,648
    *SNS Reaal Groep NV .............................................        507,589         1,414,884
    #Stern Groep NV .................................................          1,274            38,262
     Telegraaf Media Groep NV .......................................        163,704         2,249,826
     TKH Group NV ...................................................        129,083         3,182,637
   #*TomTom NV ......................................................        547,355         2,730,674
     Unit 4 NV ......................................................         83,556         2,365,988
     USG People NV ..................................................        237,495         2,103,513
    *Wavin NV .......................................................        168,212         1,245,448
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                      106,251,016
                                                                                       ---------------
NORWAY -- (2.8%)
    #ABG Sundal Collier Holding ASA .................................        743,363           535,122
    #Acta Holding ASA ...............................................        588,069           156,798
     AF Gruppen ASA .................................................          2,718            22,826
     Aker ASA Series A ..............................................          2,312            65,632
    #Aktiv Kapital ASA ..............................................         82,564           457,575
    *Algeta ASA .....................................................         77,466         2,698,938
     Arendals Fosse Kompani ASA .....................................            100            29,588
     Atea ASA .......................................................        246,557         2,176,477
     Austevoll Seafood ASA ..........................................        240,343           946,860
     Bonheur ASA ....................................................         68,100         1,513,613
     BW Offshore, Ltd. ASA ..........................................      1,004,602         1,875,108
    #BWG Homes ASA ..................................................        241,807           554,373
    *Camillo Eitze & Co. ASA ........................................         58,200             8,363
    *Cermaq ASA .....................................................        265,931         2,949,686
    *Clavis Pharma ASA ..............................................         21,574           162,834
    *Copeinca ASA ...................................................         76,559           494,036
    *Deep Sea Supply P.L.C. .........................................        337,427           485,507
   #*Det Norske Oljeselskap ASA .....................................        169,996         2,525,116
   #*DNO International ASA ..........................................      3,379,836         3,951,697
    *Dockwise, Ltd. .................................................         43,489           708,432
    *DOF ASA ........................................................        143,497           678,736
    *EDB ErgoGroup ASA ..............................................        266,739           502,911
    *Eitzen Chemical ASA ............................................        297,422            13,351
     Ekornes ASA ....................................................        109,590         2,233,718
    *Electromagnetic GeoServices ASA ................................        326,537           799,761
    *Eltek ASA ......................................................      1,292,456           739,558
     Farstad Shipping ASA ...........................................         59,843         1,636,954
    *Fornebu Utvikling ASA ..........................................        120,455            37,084
   #*Frontline, Ltd. ASA ............................................         60,211           306,393
     Ganger Rolf ASA ................................................         54,510         1,063,681
     Golar LNG, Ltd. ................................................         27,613         1,102,713
    #Golden Ocean Group, Ltd. .......................................        863,548           665,497
   #*Grieg Seafood ASA ..............................................        122,305            84,642
   #*Havila Shipping ASA ............................................         22,400           164,608


                                      1261

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
NORWAY -- (Continued)
   #*Hurtigruten ASA ................................................        608,100   $       356,974
    *Intex Resources ASA ............................................         45,445            35,782
    *Kongsberg Automotive Holding ASA ...............................      1,766,658           636,864
     Kongsberg Gruppen ASA ..........................................         26,196           561,514
    *Kverneland ASA .................................................        423,895           394,540
     Leroey Seafood Group ASA .......................................         39,304           608,181
    *Natural ASA ....................................................        388,026           107,494
    #Nordic Semiconductor ASA .......................................        537,446         1,335,778
   #*Norse Energy Corp. ASA .........................................      1,872,731            90,059
   #*Norske Skogindustrier ASA Series A .............................        541,477           304,776
     Northern Offshore, Ltd. ........................................        182,074           354,564
   #*Norwegian Air Shuttle ASA ......................................         75,844           992,473
   #*Norwegian Energy Co. ...........................................        720,771           772,986
    *Odfjell ASA Series A ...........................................        138,810           886,149
     Olav Thon Eiendomsselskap ASA ..................................         12,960         1,861,003
    *Opera Software ASA .............................................        295,148         1,328,200
   #*Panoro Energy ASA ..............................................        122,537           116,116
    *PCI Biotech ASA ................................................          3,357            22,535
    *Petrolia ASA ...................................................        707,748            71,167
   #*Photocure ASA ..................................................         33,562           222,648
    *Pronova BioPharma ASA ..........................................        669,131           601,362
     Prosafe ASA ....................................................        594,067         4,490,405
    *Q-Free ASA .....................................................         81,437           277,837
     Salmar ASA .....................................................         16,094            97,689
    *Scana Industrier ASA ...........................................        319,755           122,590
    *Seabird Exploration P.L.C. .....................................        215,858            12,647
   #*Sevan Marine ASA ...............................................      2,385,768           119,313
    *Siem Offshore, Inc. ASA ........................................        319,069           525,076
     Solstad Offshore ASA ...........................................         57,727           859,164
    *Songa Offshore SE ..............................................        845,806         3,384,848
     SpareBanken 1 SMN ..............................................        273,273         2,171,054
     Stolt-Nielsen, Ltd. ............................................         20,635           408,078
    #Tomra Systems ASA ..............................................        619,160         4,540,005
    *TTS Marine ASA .................................................         75,639           126,619
     Veidekke ASA ...................................................        327,908         2,257,287
     Wilh Wilhelmsen Holding ASA ....................................         62,749         1,518,111
                                                                                       ---------------
TOTAL NORWAY ........................................................                       64,920,076
                                                                                       ---------------
PORTUGAL -- (0.9%)
    #Altri SGPS SA ..................................................        441,547           720,999
   #*Banco BPI SA ...................................................      1,997,111         1,363,711
   #*Banco Comercial Portugues SA ...................................      8,314,951         1,759,203
    *Banif SGPS SA ..................................................        556,422           243,590
   #*Brisa SA .......................................................        680,569         2,316,341
     Corticeira Amorim SGPS SA ......................................        223,729           367,350
     Ibersol SGPS SA ................................................         20,401           145,513
    *Impresa SGPS SA ................................................        369,303           224,505
    *Investimentos Participacoes e Gestao SA ........................        232,518            51,478
    #Mota-Engil SGPS SA .............................................        359,581           511,963
     Novabase SGPS SA ...............................................         65,729           201,647
    *ParaRede SGPS SA ...............................................         66,955            13,944
     Portucel-Empresa Produtora de Pasta de Papel SA ................        815,988         2,047,587
     Redes Energeticas Nacionais SA .................................        647,384         1,872,701
    *Sag Gest - Solucoes Automovel Globais SGPS SA ..................        251,556           167,077
     Sociedade de Investimento e Gestao SGPS SA .....................        267,754         2,015,723
    *Sonae Capital SGPS SA ..........................................         41,386            13,641
   #*Sonae Industria SGPS SA ........................................        443,755           468,773
     Sonae SGPS SA ..................................................      2,981,987         2,147,036
     Sonaecom SGPS SA ...............................................        565,634         1,010,176
    *Sumol & Compal SA ..............................................         67,967           116,884
     Teixeira Duarte SA .............................................        734,737           202,102


                                      1262

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PORTUGAL -- (Continued)
     Toyota Caetano Portugal SA .....................................         53,308   $       274,396
    #Zon Multimedia Servicos de Telecomunicacoes e Multimedia
        SGPS SA .....................................................        621,293         1,934,469
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                       20,190,809
                                                                                       ---------------
SPAIN -- (5.4%)
    #Abengoa SA .....................................................        168,206         3,907,675
    *Adolfo Dominguez SA ............................................         20,351           165,367
    #Almirall SA ....................................................        176,170         1,310,746
   #*Amper SA .......................................................         96,925           292,226
    #Antena 3 de Television SA ......................................        279,539         1,673,804
    *Azkoyen SA .....................................................         70,532           165,328
     Banco de Sabadell SA Convertible Shares ........................        212,446           180,786
   #*Banco de Valencia SA ...........................................        535,721           653,874
    #Banco Pastor SA ................................................        343,327         1,612,771
    #Bankinter SA ...................................................      1,006,147         6,142,583
    *Baron de Ley SA ................................................         13,910           837,884
    #Bolsas y Mercados Espanoles SA .................................        236,082         6,761,301
    #Caja de Ahorros del Mediterraneo SA ............................        116,412           225,159
     Campofrio Food Group SA ........................................         95,179           808,811
   #*Cementos Portland Valderrivas SA ...............................         45,565           630,875
   #*Cie Automotive SA ..............................................        114,494           946,543
   #*Codere SA ......................................................         64,206           734,306
     Compania Vinicola del Norte de Espana SA .......................         16,119           334,398
     Construcciones y Auxiliar de Ferrocarriles SA ..................          7,518         3,987,969
    *Corporacion Dermoestetica SA ...................................         21,236            23,948
   #*Deoleo SA ......................................................      1,371,618           689,867
     Dinamia Capital Privado Sociedad de Capital Riesgo SA ..........         19,817           114,501
    *Dinamia Capital Privado Sociedad de Capital Riesgo SA
        Issue-11 Shares .............................................            396             2,279
     Duro Felguera SA ...............................................        276,209         1,847,835
     Ebro Foods SA ..................................................        340,839         6,906,928
    #Elecnor SA .....................................................        198,254         2,689,202
    *Ercros SA ......................................................        291,279           354,757
    #Faes Farma SA ..................................................        602,381         1,233,624
    *Fersa Energias Renovables SA ...................................         87,062            97,248
     Fluidra SA .....................................................         51,323           170,951
    #Fomento de Construcciones y Contratas SA .......................         69,047         1,787,511
     Gamesa Corp Tecnologica SA .....................................      1,081,002         5,220,452
   #*General de Alquiler de Maquinaria SA ...........................         32,241            27,159
   #*Grifols SA .....................................................        457,616         8,508,217
     Grupo Catalana Occidente SA ....................................        166,328         3,065,280
    #Grupo Empresarial Ence SA ......................................        867,472         2,571,330
    *Grupo Ezentis SA ...............................................      1,009,562           205,531
    *Grupo Tavex SA .................................................        244,131           129,098
     Iberpapel Gestion SA ...........................................         25,850           480,563
    #Indra Sistemas SA ..............................................        371,374         6,222,848
   #*Inmobiliaria Colonial SA .......................................        108,920           469,229
     Inmobiliaria del Sur SA ........................................          2,902            26,635
   #*Jazztel P.L.C. .................................................        779,346         4,482,696
    *La Seda de Barcelona SA Series B ...............................     10,928,289           910,340
    #Laboratorios Farmaceuticos Rovi SA .............................         47,773           343,279
    #Mediaset Espana Comunicacion SA ................................        542,744         3,591,777
    #Melia Hotels International SA ..................................        214,757         1,574,444
     Miquel y Costas & Miquel SA ....................................         26,111           590,813
    *Miquel y Costas & Miquel SA Issue-11 Shares ....................          8,704           198,714
    *Natra SA .......................................................        109,456           153,307
   #*Natraceutical SA ...............................................        645,689           157,245
   #*NH Hoteles SA ..................................................        521,131         2,550,165
    *Nicolas Correa SA ..............................................         24,485            44,059
    #Obrascon Huarte Lain SA ........................................        156,289         4,357,796
     Papeles y Cartones de Europa SA ................................        226,938           903,774
     Pescanova SA ...................................................         43,729         1,506,251


                                      1263

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SPAIN -- (Continued)
     Prim SA ........................................................         39,424   $       212,268
   #*Promotora de Informaciones SA Series A .........................        910,275           939,749
    #Prosegur Cia de Seguridad SA ...................................         87,574         4,353,976
   #*Quabit Inmobiliaria SA .........................................        788,621           120,733
    *Realia Business SA .............................................        297,777           455,867
    *Renta Corp Real Estate SA ......................................         20,828            32,994
   #*Reyal Urbis SA .................................................         24,393            20,455
    #Sacyr Vallehermoso SA ..........................................        311,251         2,173,551
    *Service Point Solutions SA .....................................        727,483           273,243
   #*Sociedad Nacional Industrias Aplicaciones Celulosa
        Espanola SA .................................................        227,522           400,421
     Solaria Energia y Medio Ambiente SA ............................        231,009           475,448
    #Tecnicas Reunidas SA ...........................................         96,655         3,889,119
     Telecomunicaciones y Energia SA ................................        146,125           297,276
   #*Tubacex SA .....................................................        427,191         1,124,514
    *Tubos Reunidos SA ..............................................        416,951           987,043
     Unipapel SA ....................................................         47,385           833,989
   #*Vertice Trescientos Sesenta Grados SA ..........................         57,183            12,245
     Vidrala SA .....................................................         68,988         1,937,322
     Viscofan SA ....................................................        183,430         7,043,085
   #*Vocento SA .....................................................        196,990           525,313
   #*Vueling Airlines SA ............................................         60,195           424,830
   #*Zeltia SA ......................................................        637,268         1,459,246
                                                                                       ---------------
TOTAL SPAIN .........................................................                      123,574,746
                                                                                       ---------------
SWEDEN -- (8.3%)
     Aarhuskarlshamn AB .............................................         88,601         2,387,795
     Acando AB ......................................................        224,754           497,126
   #*Active Biotech AB ..............................................        145,913           653,209
    #AddNode AB .....................................................         16,806            75,800
     AddTech AB Series B ............................................         64,026         1,445,596
     AF AB Series B .................................................        109,179         1,839,246
   #*Alliance Oil Co., Ltd. GDR .....................................        168,037         2,172,448
    *Anoto Group AB .................................................         80,683            34,712
     Aros Quality Group AB ..........................................         41,400           294,159
     Atrium Ljungberg AB Series B ...................................         25,834           297,830
     Avanza Bank Holding AB .........................................         67,915         1,810,634
     Axfood AB ......................................................         93,882         3,560,096
     Axis Communications AB .........................................        183,851         4,084,033
    #B&B Tools AB Series B ..........................................         92,589           845,933
    *BE Group AB ....................................................        170,187           653,476
    #Beiger Electronics AB ..........................................         53,856           508,196
    #Beijer Alma AB .................................................         62,074         1,164,201
     Bergs Timber AB Series B .......................................         10,861            22,390
    *Betsson AB .....................................................        104,736         2,465,556
     Bilia AB Series A ..............................................        113,425         1,650,971
     Billerud AB ....................................................        355,810         2,763,255
     BioGaia AB Series B ............................................         45,558         1,151,545
    *BioInvent International AB .....................................        152,143           423,176
     Biotage AB .....................................................        143,915           115,725
    *Bjorn Borg AB ..................................................         64,280           378,730
    *Black Earth Farming, Ltd. ......................................         44,076           130,135
     Bong Ljungdahl AB ..............................................         24,800            93,906
    *Boras Waefveri AB Series B .....................................          6,564             1,329
     Brinova Fastigheter AB .........................................             98             1,481
    *Bure Equity AB .................................................        284,971           840,588
    *Byggmax Group AB ...............................................          1,100             5,147
    #Cantena AB .....................................................         56,762           578,661
    *Castellum AB ...................................................        548,218         7,421,699
    *Catella AB .....................................................        226,140           290,128
    *CDON Group AB ..................................................         11,067            55,966
    #Clas Ohlson AB Series B ........................................        124,325         1,524,924


                                      1264

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     Cloetta AB .....................................................         55,296   $       261,496
   #*Concentric AB ..................................................        145,352           892,079
     Concordia Maritime AB Series B .................................         70,300           148,264
     Connecta AB ....................................................         25,172           266,272
    *Consilium AB Series B ..........................................         14,965            36,699
     CyberCom Group AB ..............................................         49,332            89,508
    *Dedicare AB Series B ...........................................         16,575            62,140
   #*Diamyd Medical AB ..............................................         52,148            63,903
    #DORO AB ........................................................         94,695           337,325
    *Duni AB ........................................................        103,417           878,238
     East Capital Explorer AB .......................................         51,309           413,291
     Elekta AB Series B .............................................        255,842        10,216,832
    *Enea AB ........................................................         56,200           214,349
   #*Eniro AB .......................................................        343,664           530,994
    *Fabege AB ......................................................        500,592         4,296,699
     Fagerhult AB ...................................................         16,891           397,960
    *Fastighets AB Balder Series B ..................................        196,938           804,407
     Fenix Outdoor AB ...............................................          4,571           119,908
     G & L Beijer AB Series B .......................................         28,958           969,332
    *Global Health Partner AB .......................................            827             1,308
    #Gunnebo AB .....................................................        174,854           705,264
    #Hakon Invest AB ................................................        168,274         2,352,573
     Haldex AB ......................................................        173,128           739,058
     Heba Fastighets AB Series B ....................................         43,722           389,929
     Hexpol AB ......................................................         90,282         2,323,024
   #*HIQ International AB ...........................................        181,737           802,381
     HMS Networks AB ................................................          7,040           104,387
     Hoganas AB Series B ............................................         91,448         2,914,791
     Holmen AB Series B .............................................        181,073         5,123,381
    *HQ AB ..........................................................         19,037             9,911
     Hufvudstaden AB Series A .......................................        189,483         2,055,698
    *Husqvarna AB Series A ..........................................         12,008            61,222
    *Husqvarna AB Series B ..........................................        222,394         1,129,519
     Industrial & Financial Systems AB Series B .....................         69,650           983,243
     Indutrade AB ...................................................         44,403         1,188,397
     Intrum Justitia AB .............................................        241,545         3,963,154
    #JM AB ..........................................................        299,638         5,436,757
    #KappAhl AB .....................................................        195,033           423,445
   #*Karo Bio AB ....................................................        904,968           147,537
    *Klovern AB .....................................................        387,861         1,618,584
     KNOW IT AB .....................................................         72,015           529,892
    *Kungsleden AB ..................................................        488,858         3,737,988
     Lagercrantz Group AB Series B ..................................         70,775           522,851
     Lammhults Design Group AB ......................................         19,547            70,481
     Lennart Wallenstam Byggnads AB Series B ........................        385,959         3,809,445
    *Lindab International AB ........................................        175,890         1,085,866
     Loomis AB Series B .............................................        241,411         3,320,916
    *Lundin Petroleum AB ............................................        439,229        10,719,305
    *Meda AB Series A ...............................................        750,311         7,635,753
    *Medivir AB Series B ............................................         84,833         1,166,427
     Mekonomen AB ...................................................         64,824         2,365,090
    *Micronic Mydata AB .............................................        338,267           602,079
    *Midsona AB Series B ............................................          1,733             3,989
    *MQ Holding AB ..................................................            229               744
    *NCC AB Series A ................................................          6,526           118,826
     NCC AB Series B ................................................        297,398         5,450,599
     Nederman Holding AB ............................................          3,347            50,015
   #*Net Entertainment NE AB ........................................         67,146           677,312
   #*Net Insight AB Series B ........................................      1,181,753           438,909
     New Wave Group AB Series B .....................................        152,864           695,307
    #NIBE Industrier AB Series B ....................................        237,265         3,545,502


                                      1265

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
    *Nobia AB .......................................................        493,534   $     2,134,617
     Nolato AB Series B .............................................         75,775           629,768
    *Nordic Mines AB ................................................         94,674           782,587
     Nordnet AB Series B ............................................        252,192           693,653
    *Observer AB ....................................................          5,113            33,891
     OEM International AB Series B ..................................         44,400           366,734
   #*Opcon AB .......................................................         11,134             4,680
    *Opcon AB Issue-11 Shares .......................................         44,536            17,357
    #Orc Group AB ...................................................         70,376           641,788
   #*Orexo AB .......................................................         72,042           314,481
     Oriflame Cosmetics SA SDR ......................................        119,547         4,756,260
    *PA Resources AB ................................................      2,194,495           583,149
    *Partnertech AB .................................................         28,800           103,188
     Peab AB Series B ...............................................        589,201         3,206,591
     Poolia AB Series B .............................................         33,150            80,931
    #Pricer AB Series B .............................................        252,242           459,749
     ProAct IT Group AB .............................................         29,271           639,680
     Proffice AB Series B ...........................................        231,361           822,099
     Profilgruppen AB ...............................................         13,582            80,297
     RaySearch Laboratories AB ......................................         45,598           132,777
     Readsoft AB Series B ...........................................         63,310           179,456
   #*Rederi AB Transatlantic ........................................        112,133           257,149
    *Rezidor Hotel Group AB .........................................        264,241           954,383
    *RNB Retail & Brands AB .........................................        411,548           183,103
     Rottneros AB ...................................................        207,512            72,931
     Saab AB Series B ...............................................        166,049         3,198,279
     Sagax AB .......................................................          1,718            44,340
   #*SAS AB .........................................................        573,665           949,620
     Seco Tools AB Series B .........................................         89,660         1,209,699
    *Sectra AB ......................................................         17,656           116,472
     Securitas AB Series B ..........................................        345,289         3,146,372
   #*Semcon AB ......................................................         39,900           165,248
     Sigma AB Series B ..............................................         25,800            21,598
     Sintercast AB ..................................................         11,800            87,209
    #Skistar AB .....................................................         97,008         1,400,748
     SSAB AB Series A ...............................................        306,432         2,962,288
     SSAB AB Series B ...............................................         46,838           396,851
    *Studsvik AB ....................................................         21,900           116,867
     Sweco AB Series B ..............................................        187,009         1,652,666
    *Swedish Orphan Biovitrum AB ....................................        464,573         1,136,135
     Systemair AB ...................................................          9,379           108,077
    *TradeDoubler AB ................................................        138,527           613,723
     Trelleborg AB Series B .........................................        928,357         7,858,668
    *Unibet Group P.L.C. SDR ........................................         42,094           976,345
     Uniflex AB Series B ............................................         18,150            97,341
     VBG AB Series B ................................................          1,084            14,124
     Vitrolife AB ...................................................         45,755           313,556
     Wihlborgs Fastigheter AB .......................................        225,805         3,085,052
                                                                                       ---------------
TOTAL SWEDEN ........................................................                      190,062,934
                                                                                       ---------------
SWITZERLAND -- (14.1%)
     Acino Holding AG ...............................................          8,754           899,412
    *Addex Pharmaceuticals, Ltd. ....................................          1,491            10,856
     Advanced Digital Broadcast Holdings SA .........................          2,024            27,445
    *Affichage Holding SA ...........................................          5,703           896,487
     AFG Arbonia-Forster Holding AG .................................         46,165         1,060,070
     Allreal Holding AG .............................................         34,985         5,628,997
     ALSO-Actebis Holding AG ........................................         16,195           858,023
    *Aryzta AG ......................................................        289,931        13,979,948
     Ascom Holding AG ...............................................        160,822         1,717,485
     Austriamicrosystems AG .........................................         35,754         1,693,394


                                      1266

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
    *Autoneum Holding AG ............................................         15,956   $     1,078,734
    #Bachem Holdings AG .............................................         24,136         1,118,787
     Baloise Holding AG .............................................          8,111           660,688
     Bank Coop AG ...................................................         31,671         2,297,334
     Bank Sarasin & Cie AG Series B .................................        182,505         6,937,974
     Banque Cantonale de Geneve SA ..................................          4,021           889,678
     Banque Cantonale du Jura SA ....................................          4,500           327,821
     Banque Cantonale Vaudoise AG ...................................          8,060         4,172,586
     Banque Privee Edmond de Rothschild SA ..........................            157         4,374,321
     Barry Callebaut AG .............................................          4,962         4,704,527
     Basellandschaftliche Kantonalbank AG ...........................            520           746,079
    *Basilea Pharmaceutica AG .......................................         20,383           914,657
    *Basler Kantonalbank AG .........................................          4,137           648,617
     Belimo Holdings AG .............................................          1,830         3,277,900
     Bell AG ........................................................             54           110,706
     Bellevue Group AG ..............................................         27,519           457,815
     Berner Kantonalbank AG .........................................         23,232         6,534,128
    *BKW FMB Energie AG .............................................         27,437         1,240,377
    *Bobst Group AG .................................................         39,409           787,880
     Bossard Holding AG .............................................          8,386         1,011,000
     Bucher Industries AG ...........................................         33,342         5,755,982
     Burckhardt Compression Holding AG ..............................          6,936         1,533,098
     Calida Holding AG ..............................................          7,920           239,274
     Carlo Gavazzi Holding AG .......................................          1,069           249,164
     Centralschweizerische Kraftwerke AG ............................            145            54,129
     Cham Paper Holding AG ..........................................            649           112,386
     Charles Voegele Holding AG .....................................         32,044           986,569
    *Cicor Technologies .............................................          4,889           209,116
     Cie Financiere Tradition SA ....................................          6,784           588,829
    *Clariant AG ....................................................        699,758         7,577,735
     Coltene Holding AG .............................................         16,008           650,987
     Conzzeta AG ....................................................          1,345         2,807,457
    *Cytos Biotechnology AG .........................................          1,934             3,986
     Daetwyler Holding AG ...........................................         29,754         1,957,302
    *Dufry AG .......................................................         65,162         6,975,452
     EFG International AG ...........................................        205,702         1,717,354
    *ELMA Electronic AG .............................................            472           231,167
     Emmi AG ........................................................         13,244         2,652,271
    #EMS-Chemie Holding AG ..........................................         28,622         5,046,817
     Energiedienst Holding AG .......................................         71,249         4,213,663
     Flughafen Zuerich AG ...........................................         14,025         5,378,478
     Forbo Holding AG ...............................................          6,314         2,983,847
    #Galenica Holding AG ............................................         18,828        10,906,687
     GAM Holding AG .................................................        780,910         9,336,078
    *Gategroup Holding AG ...........................................         65,671         2,229,073
     George Fisher AG ...............................................         15,351         6,360,877
    *Gottex Fund Management Holdings, Ltd. ..........................            824             3,205
     Gurit Holding AG ...............................................          1,489           734,046
     Helvetia Holding AG ............................................         22,754         8,313,855
     Highlight Communications AG ....................................          8,169            39,130
     Huber & Suhner AG ..............................................         17,212           924,793
     Implenia AG ....................................................         49,733         1,172,914
     Inficon Holding AG .............................................          4,954           844,262
    *Interroll Holding AG ...........................................          2,404           830,190
     Intershop Holding AG ...........................................          3,559         1,300,403
     Jungfraubahn Holding AG ........................................            229            14,129
     Kaba Holding AG ................................................         11,858         4,585,629
    *Kardex AG ......................................................         21,055           315,558
     Komax Holding AG ...............................................          9,976           768,220
     Kudelski SA ....................................................        107,664         1,114,608
    *Kuoni Reisen Holding AG Series B ...............................         13,163         4,489,476


                                      1267

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
    #LEM Holding SA .................................................          3,667   $     1,589,753
     Liechtensteinische Landesbank AG ...............................          8,371           463,816
    *LifeWatch AG ...................................................         55,532           198,881
   #*Logitech International SA ......................................        676,961         6,533,795
     Lonza Group AG .................................................        140,493         9,345,357
    #Luzerner Kantonalbank AG .......................................         17,399         6,295,945
     Metall Zug AG ..................................................            233           885,104
   #*Meyer Burger Technology AG .....................................        200,895         4,808,703
    *Micronas Semiconductor Holding AG ..............................        155,041         1,270,630
    *Mikron Holding AG ..............................................            585             4,058
    *Mobilezone Holding AG ..........................................        119,357         1,250,288
     Mobimo Holding AG ..............................................         11,582         2,905,695
    *NIBE Industrier AB Series B ....................................         24,214           339,294
     Nobel Biocare Holding AG .......................................        478,680         5,861,913
    *OC Oerlikon Corp. AG ...........................................        372,542         2,230,911
     Orascom Development Holding AG .................................          8,205           181,494
     Orell Fuessli Holding AG .......................................          4,930           602,486
    *Panalpina Welttransport Holding AG .............................         46,070         4,556,172
    *Parco Industriale e Immobiliare SA .............................            600             2,392
     Partners Group Holding AG ......................................         23,084         4,318,193
   #*Petroplus Holdings AG ..........................................        370,438         2,209,628
     Phoenix Mecano AG ..............................................          3,100         1,638,317
    *Precious Woods Holding AG ......................................             49               649
    *PSP Swiss Property AG ..........................................        148,327        13,494,819
     PubliGroupe SA .................................................          2,161           332,312
    *Rieters Holdings AG ............................................         15,956         3,319,779
     Romande Energie Holding SA .....................................          2,714         4,016,590
    *Schaffner Holding AG ...........................................          2,066           595,601
    *Schmolz & Bickenbach AG ........................................         72,817           591,888
     Schweiter Technologies AG ......................................          4,191         2,345,215
     Schweizerische National-Versicherungs-Gesellschaft AG ..........         45,720         1,601,437
    *Siegfried Holding AG ...........................................          8,325           848,626
     Societa Elettrica Sopracenerina SA .............................          2,340           519,096
     St. Galler Kantonalbank AG .....................................          9,942         4,319,506
     Straumann Holding AG ...........................................         21,440         3,774,012
    *Sulzer AG ......................................................         64,067         7,466,988
     Swiss Life Holding AG ..........................................         93,938        11,537,216
     Swisslog Holding AG ............................................        914,407           746,037
     Swissquote Group Holding SA ....................................         47,450         1,996,888
    #Tamedia AG .....................................................         14,891         1,814,701
     Tecan Group AG .................................................         41,765         2,632,878
   #*Temenos Group AG ...............................................        259,801         4,941,166
    *Tornos Holding AG ..............................................         38,028           370,730
    *U-Blox AG ......................................................         11,680           510,978
     Uster Technologies AG ..........................................          2,848           113,511
     Valartis Group AG ..............................................            936            16,487
    #Valiant Holding AG .............................................         45,575         6,309,348
     Valora Holding AG ..............................................         12,070         2,506,775
     Vaudoise Assurances Holding SA .................................          3,219           947,501
     Verwaltungs und Privat-Bank AG .................................          7,692           773,266
     Vetropack Holding AG ...........................................            184           344,666
     Villars Holding SA .............................................            150            86,845
   #*Von Roll Holding AG ............................................        126,544           443,931
     Vontobel Holdings AG ...........................................        121,104         3,613,419
     VZ Holding AG ..................................................            818            93,313
     Walliser Kantonalbank AG .......................................          1,416         1,263,386
     WMH Walter Meier Holding AG ....................................          4,738         1,150,753
    #Ypsomed Holdings AG ............................................          6,709           425,096
     Zehnder Group AG ...............................................         35,840         2,128,973
   #*Zueblin Immobilien Holding AG ..................................        261,040           893,343


                                      1268

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Zuger Kantonalbank AG ..........................................            623   $     3,540,878
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                      325,193,350
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,992,744,029
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
    *Agfa-Gevaert NV STRIP VVPR .....................................        122,950               170
    *Deceuninck NV STRIP VVPR .......................................        247,412               342
   #*Nyrstar NV STRIP VVPR ..........................................        178,031               246
    *RealDolmen NV STRIP VVPR .......................................          6,067                84
    *SAPEC SA STRIP VVPR ............................................             75               109
    *Tessenderlo Chemie NV STRIP VVPR ...............................          3,985               439
    *Zenitel NV STRIP VVPR ..........................................          8,654                12
                                                                                       ---------------
TOTAL BELGIUM .......................................................                            1,402
                                                                                       ---------------
ITALY -- (0.1%)
    *Banca Popolare di Milano Scarl Rights 11/18/11 .................      1,769,606         1,667,499
    *Intek SpA Warrants 12/30/11 ....................................         62,985               166
    *KME Group SpA Warrants 12/30/11 ................................        104,975               261
                                                                                       ---------------
TOTAL ITALY .........................................................                        1,667,926
                                                                                       ---------------
NORWAY -- (0.0%)
    *DOF ASA Rights 10/31/11 ........................................         20,735                --
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                        1,669,328
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                            AMOUNT         VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
 (S)@DFA Short Term Investment Fund .................................    303,408,660       303,408,660
    @Repurchase Agreement, Deutsche Bank Securities, Inc.
        0.11%, 11/01/11 (Collateralized by FNMA 3.500%,
        11/01/31, valued at $1,237,089) to be repurchased
        at $1,212,836 ...............................................   $      1,213         1,212,832
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      304,621,492
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,351,668,120) ............................................                  $ 2,299,034,849
                                                                                       ===============


                                      1269

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (84.3%)
BRAZIL -- (5.1%)
     AES Tiete SA ...................................................         42,245   $       528,293
     All America Latina Logistica SA ................................        120,100           600,902
     Amil Participacoes SA ..........................................        119,903         1,213,801
     Banco Bradesco SA ..............................................        129,800         1,893,870
     Banco do Brasil SA .............................................        270,309         4,125,052
    *Banco Santander Brasil SA ......................................         52,300           472,173
     Banco Santander Brasil SA ADR ..................................        398,700         3,628,170
     BM&F Bovespa SA ................................................        365,796         2,200,934
     BR Malls Participacoes SA ......................................        286,523         3,112,476
     Brasil Telecom SA ..............................................          2,841            21,297
     Brasil Telecom SA ADR ..........................................          2,209            16,214
    #BRF - Brasil Foods SA ADR ......................................        590,060        12,420,763
     CCR SA .........................................................        127,700         3,519,681
    *Centrais Eletricas Brasileiras SA ..............................         61,700           610,944
    #Centrais Eletricas Brasileiras SA ADR ..........................         96,323         1,343,706
     Centrais Eletricas Brasileiras SA Sponsored ADR ................        100,200           996,990
    *CETIP SA .......................................................        115,900         1,587,098
     Cia de Bebidas das Americas ....................................         26,390           712,608
    *Cia de Saneamento Basico do Estado de Sao Paulo ................         22,000           600,087
     Cia de Saneamento Basico do Estado de Sao Paulo ADR ............         29,318         1,590,795
     Cia Energetica de Minas Gerais SA ..............................         29,100           397,130
    *Cia Hering SA ..................................................         74,400         1,666,238
     Cia Siderurgica Nacional SA ....................................        704,052         6,561,337
     Cielo SA .......................................................        141,447         3,775,820
     Cosan SA Industria e Comercio ..................................        147,294         2,296,683
     CPFL Energia SA ................................................         62,270           798,663
    #CPFL Energia SA ADR ............................................         14,597           379,376
     Cyrela Brazil Realty SA Empreendimentos e Participacoes ........         95,897           845,665
    *Diagnosticos Da America SA .....................................         20,093           161,975
     Duratex SA .....................................................         79,400           436,114
    *EcoRodovias Infraestrutura e Logistica SA ......................        115,988           874,884
    *Embraer SA .....................................................        164,400         1,129,930
     Embraer SA ADR .................................................         84,300         2,345,226
     Energias do Brazil SA ..........................................         56,500         1,221,586
    #Fibria Celulose SA Sponsored ADR ...............................        156,426         1,387,499
     Gerdau SA ......................................................        131,807         1,012,630
     Itau Unibanco Holding SA .......................................         81,183         1,333,939
    *JBS SA .........................................................        293,385           881,770
    *Light SA .......................................................         34,700           546,921
    *Localiza Rent a Car SA .........................................         55,600           834,559
     Lojas Americanas SA ............................................         57,784           449,321
     Lojas Renner SA ................................................         49,100         1,492,862
    *MPX Energia SA .................................................          5,600           121,828
     MRV Engenharia e Participacoes SA ..............................         37,500           265,603
     Multiplan Empreendimentos Imobiliarios SA ......................         46,100           930,942
     Natura Cosmeticos SA ...........................................        117,400         2,290,765
     PDG Realty SA Empreendimentos e Participacoes ..................        672,800         2,970,454
    *Petroleo Brasileiro SA .........................................         98,000         1,327,711
     Petroleo Brasilerio SA ADR .....................................        825,839        22,305,911
     Porto Seguro SA ................................................         36,600           392,466
     Redecard SA ....................................................        193,700         3,219,966
     Souza Cruz SA ..................................................        369,370         4,582,567
     Tele Norte Leste Participacoes SA ..............................         59,254           730,990
     Telefonica Brasil SA ...........................................         27,446           722,579
     Tim Participacoes SA ...........................................        253,900         1,305,843
   #*Tim Participacoes SA ADR .......................................         47,642         1,240,598
    *Totvs SA .......................................................         16,000           266,535
     Tractebel Energia SA ...........................................        111,900         1,791,730


                                      1270

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Usinas Siderurgicas de Minas Gerais SA .........................         39,100   $       554,781
    #Vale SA Sponsored ADR ..........................................        517,614        13,152,572
     WEG Industrias SA ..............................................        278,866         3,144,623
                                                                                       ---------------
TOTAL BRAZIL ........................................................                      133,344,446
                                                                                       ---------------
CHILE -- (1.9%)
     AES Gener SA ...................................................      1,174,103           670,793
    *Aguas Andinas SA Series A ......................................      1,037,611           626,866
    #Banco de Chile SA Series F ADR .................................         48,896         3,964,977
     Banco de Credito e Inversiones SA ..............................         16,058           898,062
    #Banco Santander Chile SA ADR ...................................         52,385         4,278,807
     CAP SA .........................................................         36,009         1,400,011
     Cencosud SA ....................................................        446,970         2,874,219
    #Cia Cervecerias Unidas SA ADR ..................................         14,357           822,369
     Colbun SA ......................................................      5,081,989         1,381,716
     Corpbanca SA ...................................................     38,297,096           554,817
     E.CL SA ........................................................        199,135           544,507
     Embotelladora Andina SA Series A ADR ...........................         23,068           530,564
     Embotelladora Andina SA Series B ADR ...........................         17,106           487,521
    #Empresa Nacional de Electricidad SA Sponsored ADR ..............        137,613         6,638,451
     Empresas CMPC SA ...............................................        647,250         2,689,004
     Empresas Copec SA ..............................................        232,052         3,557,247
     Enersis SA Sponsored ADR .......................................        270,752         5,314,862
     ENTEL Chile SA .................................................         70,233         1,389,322
    #Lan Airlines SA Sponsored ADR ..................................        140,160         3,513,811
    *Molibdenos y Metales SA ........................................            517             7,919
     Ripley Corp. SA ................................................        431,986           457,485
     S.A.C.I. Falabella SA ..........................................        206,325         1,941,169
     Sociedad Quimica y Minera de Chile SA Sponsored ADR ............         95,583         5,591,606
    *Sonda SA .......................................................        124,715           304,437
    #Vina Concha Y Toro SA Sponsored ADR ............................         16,866           624,042
                                                                                       ---------------
TOTAL CHILE .........................................................                       51,064,584
                                                                                       ---------------
CHINA -- (12.4%)
    #Agile Property Holdings, Ltd. ..................................        614,000           551,901
     Air China, Ltd. Series H .......................................      1,238,000           960,409
    #Alibaba.com, Ltd. ..............................................        758,000           890,186
    #Aluminum Corp. of China, Ltd. ADR ..............................        112,680         1,497,517
     Angang Steel Co., Ltd. Series H ................................        442,000           269,673
    #Anhui Conch Cement Co., Ltd. Series H ..........................        554,500         1,995,375
    #Anta Sports Products, Ltd. .....................................        431,000           392,502
     Bank of China, Ltd. Series H ...................................     48,700,100        17,332,800
     Bank of Communications Co., Ltd. Series H ......................      2,158,515         1,483,490
    #BBMG Corp. Series H ............................................        710,000           620,005
     Beijing Enterprises Holdings, Ltd. .............................        516,972         2,870,737
     Belle International Holdings, Ltd. .............................      2,338,000         4,549,711
   #*Brilliance China Automotive Holdings, Ltd. .....................      1,126,000         1,214,234
   #*BYD Co., Ltd. Series H .........................................        415,886         1,002,971
     China Agri-Industries Holdings, Ltd. ...........................        395,202           315,055
    #China BlueChemical, Ltd. Series H ..............................      1,284,000         1,011,083
    *China Citic Bank Corp., Ltd. Series H ..........................      3,185,928         1,703,533
     China Coal Energy Co., Ltd. Series H ...........................      2,978,777         3,710,152
     China Communications Construction Co., Ltd. Series H ...........      1,589,000         1,198,513
     China Communications Services Corp., Ltd. Series H .............      1,812,000           828,763
     China Construction Bank Corp. Series H .........................     28,362,590        20,838,995
    *China Eastern Airlines Corp., Ltd. ADR .........................          2,800            54,040
   #*China Eastern Airlines Corp., Ltd. Series H ....................        668,000           262,819
    #China Life Insurance Co., Ltd. ADR .............................        305,704        11,846,030
     China Longyuan Power Group Corp. Series H ......................      1,387,000         1,150,045
     China Mengniu Dairy Co., Ltd. ..................................        805,000         2,554,868
    #China Merchants Bank Co., Ltd. Series H ........................      2,624,034         5,298,354


                                      1271

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     China Merchants Holdings International Co., Ltd. ...............        818,854   $     2,547,514
    #China Minsheng Banking Corp., Ltd. Series H ....................      1,703,000         1,380,803
     China Mobile, Ltd. Sponsored ADR ...............................        729,872        34,712,712
    #China Molybdenum Co., Ltd. Series H ............................        511,322           253,273
    #China National Building Material Co., Ltd. Series H ............      1,191,916         1,526,732
     China Oilfield Services, Ltd. Series H .........................        928,000         1,538,718
    #China Overseas Land & Investment, Ltd. .........................      2,456,000         4,556,958
     China Pacific Insurance Group Co., Ltd. Series H ...............      1,054,600         3,222,867
    #China Petroleum & Chemical Corp. ADR ...........................        106,449        10,048,786
     China Petroleum & Chemical Corp. Series H ......................      2,542,000         2,400,815
    #China Resources Cement Holdings, Ltd. ..........................        764,000           603,354
     China Resources Enterprise, Ltd. ...............................      1,035,000         3,779,870
   #*China Resources Gas Group, Ltd. ................................        418,000           607,335
    #China Resources Land, Ltd. .....................................        876,000         1,282,198
     China Shenhua Energy Co., Ltd. Series H ........................      2,017,500         9,229,643
     China Shipping Development Co., Ltd. Series H ..................        914,000           643,873
   #*China Southern Airlines Co., Ltd. ADR ..........................         10,900           300,077
    *China Southern Airlines Co., Ltd. Series H .....................        488,000           272,333
    *China Taiping Insurance Holdings Co., Ltd. .....................        525,400         1,131,338
    #China Telecom Corp., Ltd. ADR ..................................         45,827         2,800,030
     China Telecom Corp., Ltd. Series H .............................      2,306,000         1,420,824
    #China Unicom Hong Kong, Ltd. ADR ...............................        470,600         9,463,766
    #China Yurun Food Group, Ltd. ...................................        265,000           455,966
    #Citic Pacific, Ltd. ............................................      1,115,000         2,015,107
     CNOOC, Ltd. ....................................................      1,028,000         1,943,290
    #CNOOC, Ltd. ADR ................................................        100,270        18,911,925
     COSCO Pacific, Ltd. ............................................      1,009,818         1,402,531
    #Country Garden Holdings Co., Ltd. ..............................      2,232,000           883,733
    #CSR Corp., Ltd. Series H .......................................        931,000           556,795
    #Datang International Power Generation Co., Ltd. Series H .......      1,272,000           327,811
    #Dongfang Electric Co., Ltd. Series H ...........................        177,600           548,055
     Dongfeng Motor Corp. Series H ..................................      1,522,000         2,498,121
     ENN Energy Holdings, Ltd. ......................................        358,000         1,293,643
    #Evergrande Real Estate Group, Ltd. .............................      3,384,000         1,463,475
    #Fosun International, Ltd. ......................................      1,236,441           700,335
    #GCL-Poly Energy Holdings, Ltd. .................................      2,729,814           881,173
    #Golden Eagle Retail Group, Ltd. ................................        290,000           734,719
    #GOME Electrical Appliances Holding, Ltd. .......................      7,509,000         2,311,743
    #Great Wall Motor Co., Ltd. Series H ............................        636,000           857,211
    #Guangdong Investment, Ltd. .....................................      1,504,000           901,550
    #Guangshen Railway Co., Ltd. Sponsored ADR ......................         29,254           504,339
     Guangzhou Automobile Group Co., Ltd. Series H ..................        360,259           359,418
    *Haier Electronics Group Co., Ltd. ..............................        144,000           136,915
     Hengan International Group Co., Ltd. ...........................        395,000         3,418,970
    #Huabao International Holdings, Ltd. ............................      1,005,000           637,157
    #Huaneng Power International, Inc. ADR ..........................         32,552           584,959
     Huaneng Power International, Inc. Series H .....................        136,000            60,644
     Industrial & Commercial Bank of China, Ltd. Series H ...........     36,966,185        23,037,295
     Jiangsu Express Co., Ltd. Series H .............................        764,000           653,644
     Jiangxi Copper Co., Ltd. Series H ..............................        693,000         1,668,149
     Kingboard Chemical Holdings, Ltd. ..............................        542,351         1,831,873
     Kunlun Energy Co., Ltd. ........................................      1,262,000         1,770,985
     Lenovo Group, Ltd. .............................................      3,041,278         2,044,665
    #Longfor Properties Co., Ltd. ...................................        899,500         1,148,330
    #Metallurgical Corp of China, Ltd. Series H .....................        924,000           200,502
   #*Minmetals Resources, Ltd. ......................................        388,000           198,775
     Nine Dragons Paper Holdings, Ltd. ..............................        492,000           333,064
    #Parkson Retail Group, Ltd. .....................................        841,500         1,065,397
    #PetroChina Co., Ltd. ADR .......................................        141,210        18,302,228
     PICC Property & Casualty Co., Ltd. Series H ....................      1,210,000         1,668,886
     Ping An Insurance Group Co. of China, Ltd. Series H ............      1,062,500         7,873,213


                                      1272

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    #Renhe Commercial Holdings Co., Ltd. ............................      6,768,000   $       948,395
    *Sany Heavy Equipment International Holdings Co., Ltd. ..........        477,000           420,236
     Shandong Weigao Group Medical Polymer Co., Ltd. Series H .......        328,000           341,317
     Shanghai Electric Group Co., Ltd. Series H .....................      2,392,000         1,055,526
     Shanghai Industrial Holdings, Ltd. .............................        535,274         1,745,718
    #Shimao Property Holdings, Ltd. .................................        922,871           903,353
     Shougang Fushan Resources Group, Ltd. ..........................        968,000           394,435
     Sinopec Shanghai Petrochemical Co., Ltd. Series H ..............        952,000           350,731
     Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR .........          6,545           237,976
    #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H ..............        888,000           214,093
    #Sinopharm Group Co., Ltd. Series H .............................        444,400         1,195,492
    #Soho China, Ltd. ...............................................      2,019,263         1,431,986
     Tencent Holdings, Ltd. .........................................        700,600        16,123,538
    #Tingyi (Cayman Islands) Holding Corp. ..........................      1,112,000         3,155,668
    #Tsingtao Brewery Co., Ltd. Series H ............................        170,000           865,556
     Want Want China Holdings, Ltd. .................................      2,651,000         2,444,373
    #Weichai Power Co., Ltd. Series H ...............................        191,000           958,667
   #*Xinjiang Goldwind Science & Technology Co., Ltd. Series H ......        299,000           191,681
    #Yanzhou Coal Mining Co., Ltd. Sponsored ADR ....................        105,796         2,613,161
     Zhaojin Mining Industry Co., Ltd. Series H .....................        468,500           837,651
     Zhejiang Expressway Co., Ltd. Series H .........................        408,000           271,978
    #Zhongsheng Group Holdings, Ltd. ................................        231,000           408,419
    #Zijin Mining Group Co., Ltd. Series H ..........................      2,543,000         1,079,164
    #ZTE Corp. Series H .............................................        460,838         1,308,134
                                                                                       ---------------
TOTAL CHINA .........................................................                      325,811,419
                                                                                       ---------------
COLOMBIA -- (0.4%)
    #Bancolombia SA Sponsored ADR ...................................         67,624         4,218,385
     Ecopetrol SA Sponsored ADR .....................................        127,440         5,421,298
                                                                                       ---------------
TOTAL COLOMBIA ......................................................                        9,639,683
                                                                                       ---------------
CZECH REPUBLIC -- (0.5%)
     CEZ A.S. .......................................................        184,371         7,796,298
     Komercni Banka A.S. ............................................         14,663         2,805,508
    *Philip Morris CR A.S. ..........................................             12             7,854
     Telefonica Czech Republic A.S. .................................        142,100         2,992,327
    *Unipetrol A.S. .................................................            947             9,192
                                                                                       ---------------
TOTAL CZECH REPUBLIC ................................................                       13,611,179
                                                                                       ---------------
EGYPT -- (0.1%)
     Commercial International Bank Egypt S.A.E. Sponsored GDR .......        157,043           689,485
    *Egyptian Financial Group-Hermes Holding GDR ....................            564             2,321
     Orascom Construction Industries GDR ............................         39,927         1,636,301
    *Orascom Telecom Holding S.A.E. GDR .............................        246,435           676,422
                                                                                       ---------------
TOTAL EGYPT .........................................................                        3,004,529
                                                                                       ---------------
HUNGARY -- (0.4%)
    *Egis Gyogyszergyar NYRT ........................................            286            23,270
     ELMU NYRT ......................................................            133            12,539
     Magyar Telekom Telecommunications P.L.C. .......................        145,437           335,974
    *MOL Hungarian Oil & Gas P.L.C. .................................         42,653         3,301,706
    #OTP Bank P.L.C. ................................................        248,729         3,900,122
     Richter Gedeon NYRT ............................................         13,851         2,225,024
     Tisza Chemical Group P.L.C. ....................................         24,314           251,164
                                                                                       ---------------
TOTAL HUNGARY .......................................................                       10,049,799
                                                                                       ---------------
INDIA -- (8.6%)
     ACC, Ltd. ......................................................         43,053         1,052,130
     Adani Enterprises, Ltd. ........................................        140,472         1,372,011
    *Adani Power, Ltd. ..............................................         74,055           132,721


                                      1273

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    Aditya Birla Nuvo, Ltd. .........................................         24,529   $       454,304
   *Agre Developers, Ltd. ...........................................            388               318
    Allahabad Bank, Ltd. ............................................         65,649           201,313
    Ambuja Cements, Ltd. ............................................        859,949         2,727,059
   *Andhra Bank, Ltd. ...............................................         59,863           145,524
   *Apollo Hospitals Enterprise, Ltd. ...............................          2,728            28,899
    Asea Brown Boveri India, Ltd. ...................................         43,726           635,892
   *Ashok Leyland, Ltd. .............................................        120,215            67,035
    Asian Paints, Ltd. ..............................................         29,464         1,903,703
    Axis Bank, Ltd. .................................................        227,042         5,366,025
    Bajaj Auto, Ltd. ................................................         88,932         3,150,430
    Bajaj Finserv, Ltd. .............................................         19,320           213,909
    Bajaj Holdings & Investment, Ltd. ...............................         16,131           244,714
    Bank of India ...................................................         31,371           212,681
    Bharat Electronics, Ltd. ........................................         12,194           389,748
    Bharat Heavy Electricals, Ltd. ..................................        175,885         1,142,103
    Bharat Petroleum Corp., Ltd. ....................................         74,031           947,287
    Bharti Airtel, Ltd. .............................................        867,263         6,936,438
    Bhushan Steel, Ltd. .............................................          4,005            27,861
   *Biocon, Ltd. ....................................................         21,170           152,498
    Bosch, Ltd. .....................................................         13,501         1,924,762
    Cadila Healthcare, Ltd. .........................................         13,874           217,178
   *Cairn India, Ltd. ...............................................         61,194           372,847
    Canara Bank .....................................................         21,135           202,527
    Central Bank of India ...........................................         31,634            70,152
    Cipla, Ltd. .....................................................        354,995         2,138,131
    Colgate-Palmolive (India), Ltd. .................................         15,524           317,886
    Container Corp. of India ........................................          2,317            45,687
   *Coromandel International, Ltd. ..................................         34,652           236,538
    Corporation Bank ................................................          1,843            16,060
    Crompton Greaves, Ltd. ..........................................        169,046           482,883
    Cummins India, Ltd. .............................................         40,169           327,946
    Dabur India, Ltd. ...............................................        495,434         1,022,567
   *Dish TV (India), Ltd. ...........................................        218,853           339,030
    Divi's Laboratories, Ltd. .......................................         33,413           527,113
    DLF, Ltd. .......................................................        203,101           998,237
    Dr. Reddy's Laboratories, Ltd. ..................................         22,080           748,228
   #Dr. Reddy's Laboratories, Ltd. ADR ..............................         83,498         2,767,959
   *Engineers India, Ltd. ...........................................         26,319           130,320
   *Essar Oil, Ltd. .................................................        217,316           385,950
    Exide Industries, Ltd. ..........................................        131,662           326,226
    GAIL India, Ltd. ................................................        102,223           881,637
    GAIL India, Ltd. Sponsored GDR ..................................         28,791         1,500,241
   *GlaxoSmithKline Consumer Healthcare, Ltd. .......................            923            44,669
    GlaxoSmithKline Pharmaceuticals, Ltd. ...........................         24,027         1,014,431
    Glenmark Pharmaceuticals, Ltd. ..................................        101,902           645,802
   *GMR Infrastructure, Ltd. ........................................        684,313           385,331
    Godrej Consumer Products, Ltd. ..................................         58,902           528,204
    Grasim Industries, Ltd. .........................................          6,300           319,976
    HCL Technologies, Ltd. ..........................................        177,470         1,602,492
    HDFC Bank, Ltd. .................................................      1,530,370        15,228,014
    Hero Honda Motors, Ltd. Series B ................................         89,012         3,958,765
    Hindalco Industries, Ltd. .......................................         90,769           251,589
    Hindustan Petroleum Corp, Ltd. ..................................         43,201           295,766
    Hindustan Unilever, Ltd. ........................................        894,265         6,876,385
    ICICI Bank, Ltd. Sponsored ADR ..................................        306,356        11,384,189
    IDBI Bank, Ltd. .................................................        181,339           432,658
   *Idea Cellular, Ltd. .............................................        805,036         1,548,490
    Indian Bank .....................................................         98,969           438,606
    Indian Oil Corp., Ltd. ..........................................        161,161           963,941
    Indian Overseas Bank ............................................         62,877           131,731


                                      1274

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     IndusInd Bank, Ltd. ............................................         51,381   $       301,473
     Infosys, Ltd. ..................................................        250,829        14,661,612
    #Infosys, Ltd. Sponsored ADR ....................................        188,659        11,053,531
     Infrastructure Development Finance Co., Ltd. ...................        601,656         1,619,521
     ITC, Ltd. ......................................................      2,298,662        10,022,880
     Jaiprakash Associates, Ltd. ....................................      1,100,773         1,724,336
    *Jaiprakash Power Ventures, Ltd. ................................         11,510             9,032
     Jindal Steel & Power, Ltd. .....................................        382,842         4,386,911
     JSW Energy, Ltd. ...............................................        141,599           151,091
     JSW Steel, Ltd. ................................................        102,546         1,366,700
     Jubilant Industries, Ltd. ......................................          1,743             6,665
     Kotak Mahindra Bank, Ltd. ......................................        151,962         1,584,325
     Larsen & Toubro, Ltd. ..........................................        217,260         6,265,688
     LIC Housing Finance, Ltd. ......................................         53,635           255,891
     Lupin, Ltd. ....................................................        146,419         1,407,780
     Mahindra & Mahindra, Ltd. ......................................        298,575         5,255,837
     Mangalore Refinery & Petrochemicals, Ltd. ......................        399,619           527,883
    *Marico, Ltd. ...................................................         19,674            61,691
     Maruti Suzuki India, Ltd. ......................................        101,304         2,329,790
    *Motherson Sumi Systems, Ltd. ...................................         20,219            77,811
    *Mphasis, Ltd. ..................................................         16,514           115,906
     Mundra Port & Special Economic Zone, Ltd. ......................        174,944           585,227
    *Nestle India, Ltd. .............................................          3,464           298,656
    *NHPC, Ltd. .....................................................      1,152,991           592,899
     NTPC, Ltd. .....................................................        312,039         1,143,790
     Oil & Natural Gas Corp., Ltd. ..................................        699,873         3,983,943
     Oil India, Ltd. ................................................         18,272           484,766
    *Oracle Financial Services Software, Ltd. .......................         14,000           604,049
     Oriental Bank of Commerce ......................................         51,612           305,831
     Pantaloon Retail India, Ltd. ...................................          2,967            11,762
     Pantaloon Retail India, Ltd. Series B ..........................            305               815
     Petronet LNG, Ltd. .............................................        113,332           374,549
     Piramal Healthcare, Ltd. .......................................         15,671           115,646
     Power Grid Corp. of India, Ltd. ................................        741,612         1,586,069
    *Proctor & Gamble Hygiene & Health Care, Ltd. ...................          7,710           315,752
     Ranbaxy Laboratories, Ltd. .....................................        131,027         1,341,089
     Reliance Capital, Ltd. .........................................         24,017           180,974
     Reliance Energy, Ltd. ..........................................          1,601            15,143
     Reliance Industries, Ltd. ......................................      1,475,013        26,413,453
    *Reliance Power, Ltd. ...........................................         65,886           127,973
     Rural Electrification Corp., Ltd. ..............................         47,495           174,029
    *Satyam Computer Services, Ltd. .................................        345,226           499,032
     Sesa Goa, Ltd. .................................................        466,659         1,969,370
     Shriram Transport Finance Co., Ltd. ............................         76,457           952,977
     State Bank of India ............................................         14,211           552,691
     Sterlite Industries (India), Ltd. ..............................      1,725,980         4,517,428
     Sun Pharmaceuticals Industries, Ltd. ...........................        333,183         3,421,442
     Sun TV Network, Ltd. ...........................................         22,700           120,497
    *Suzlon Energy, Ltd. ............................................        185,547           145,625
     Tata Chemicals, Ltd. ...........................................         74,872           508,468
     Tata Consultancy Services, Ltd. ................................        481,215        10,927,517
     Tata Motors, Ltd. ..............................................        116,665           470,452
     Tata Power Co., Ltd. ...........................................        975,200         1,993,927
     Tata Steel, Ltd. ...............................................         75,874           747,165
     Tech Mahindra, Ltd. ............................................         15,427           184,088
     Titan Industries, Ltd. .........................................         92,375           409,913
     Torrent Power, Ltd. ............................................          5,014            24,023
     Ultratech Cement, Ltd. .........................................         34,105           804,898
    *Unitech, Ltd. ..................................................        337,202           206,500
    *United Breweries, Ltd. .........................................          5,013            42,804
     United Spirits, Ltd. ...........................................         21,912           392,254


                                      1275

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Wipro, Ltd. ....................................................        502,858   $     3,770,485
     Yes Bank, Ltd. .................................................        161,542         1,035,543
     Zee Entertainment Enterprises, Ltd. ............................        274,099           673,079
    *Zee Learn, Ltd. ................................................         14,064             5,545
                                                                                       ---------------
TOTAL INDIA .........................................................                      225,754,239
                                                                                       ---------------
INDONESIA -- (2.8%)
     PT Adaro Energy Tbk ............................................      8,328,500         1,878,514
     PT Aneka Tambang Tbk ...........................................      1,358,500           271,914
     PT Astra Agro Lestari Tbk ......................................        252,000           603,552
     PT Astra International Tbk .....................................      2,078,561        16,027,331
     PT Bank Central Asia Tbk .......................................      9,187,000         8,331,275
     PT Bank Danamon Indonesia Tbk ..................................      3,627,079         2,021,224
     PT Bank Mandiri Tbk ............................................      6,992,117         5,577,518
     PT Bank Negara Indonesia Persero Tbk ...........................      6,443,722         2,887,841
    *PT Bank Pan Indonesia Tbk ......................................      8,354,000           645,912
     PT Bank Rakyat Indonesia Persero Tbk ...........................      7,442,000         5,595,266
     PT Bayan Resources Tbk .........................................         13,000            27,335
     PT Bumi Resources Tbk ..........................................      3,016,000           787,770
    *PT Bumi Serpong Damai Tbk ......................................        211,500            21,764
    *PT Charoen Pokphand Indonesia Tbk ..............................      2,815,000           838,278
     PT Gudang Garam Tbk ............................................        291,500         1,913,377
     PT Indo Tambangraya Megah Tbk ..................................        234,000         1,167,324
     PT Indocement Tunggal Prakarsa Tbk .............................        900,500         1,645,184
     PT Indofood Sukses Makmur Tbk ..................................      3,016,500         1,771,104
     PT Indosat Tbk .................................................        692,500           414,758
     PT Indosat Tbk ADR .............................................            604            18,078
     PT International Nickel Indonesia Tbk ..........................      2,073,500           845,352
    *PT Jasa Marga Tbk ..............................................      1,208,500           520,877
     PT Kalbe Farma Tbk .............................................      2,071,000           806,139
     PT Lippo Karawaci Tbk ..........................................            187                13
    *PT Media Nusantara Citra Tbk ...................................        421,000            52,007
    *PT Panasia Indosyntec Tbk ......................................         75,100             1,735
     PT Perusahaan Gas Negara Tbk ...................................      6,456,000         2,129,562
     PT Semen Gresik Persero Tbk ....................................      2,263,000         2,407,861
     PT Sinar Mas Agro Resources & Technology Tbk ...................      1,150,500           823,536
     PT Tambang Batubara Bukit Asam Tbk .............................        520,500         1,067,378
     PT Telekomunikasi Indonesia Tbk ................................      9,116,140         7,602,740
     PT Unilever Indonesia Tbk ......................................      1,623,500         2,854,072
     PT United Tractors Tbk .........................................      1,105,196         3,039,901
    *PT XL Axiata Tbk ...............................................        837,500           468,407
                                                                                       ---------------
TOTAL INDONESIA .....................................................                       75,064,899
                                                                                       ---------------
ISRAEL -- (0.0%)
    *IDB Holding Corp., Ltd. ........................................             --                 6
    *Koor Industries, Ltd. ..........................................              1                 6
     Osem Investments, Ltd. .........................................              1                 7
                                                                                       ---------------
TOTAL ISRAEL ........................................................                               19
                                                                                       ---------------
MALAYSIA -- (3.7%)
     Affin Holdings Berhad ..........................................        318,200           303,987
     AirAsia Berhad .................................................        516,500           649,094
     Alliance Financial Group Berhad ................................        637,600           729,733
     AMMB Holdings Berhad ...........................................      1,059,859         2,054,640
     Axiata Group Berhad ............................................      2,221,275         3,510,849
     Batu Kawan Berhad ..............................................         15,000            77,416
     Berjaya Corp. Berhad ...........................................        778,400           261,377
     Berjaya Sports Toto Berhad .....................................        709,264           983,997
     Boustead Holdings Berhad .......................................        289,260           502,128
     British American Tobacco Malaysia Berhad .......................        135,500         2,039,958


                                      1276

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     CIMB Group Holdings Berhad .....................................      3,992,654   $     9,800,430
    *Dialog Group Berhad ............................................         61,100            47,447
     DiGi.Com Berhad ................................................        329,462         3,392,511
     Fraser & Neave Holdings Berhad .................................         61,000           337,065
     Gamuda Berhad ..................................................      1,095,400         1,204,432
     Genting Berhad .................................................      2,059,000         7,171,507
     Genting Malaysia Berhad ........................................      2,820,500         3,508,614
     Genting Plantations Berhad .....................................        213,900           509,651
     Hong Leong Bank Berhad .........................................        592,860         2,039,474
     Hong Leong Financial Group Berhad ..............................        205,729           796,284
     IJM Corp. Berhad ...............................................        490,260           905,601
     IOI Corp. Berhad ...............................................      3,208,105         5,450,255
     Kuala Lumpur Kepong Berhad .....................................        443,400         3,025,448
    *Kulim Malaysia Berhad ..........................................        124,700           145,251
     Lafarge Malayan Cement Berhad ..................................        259,580           597,140
     Malayan Banking Berhad .........................................      1,377,176         3,738,928
     Malaysia Airports Holdings Berhad ..............................        121,200           248,912
    *Malaysian Airlines System Berhad ...............................        751,834           357,637
    *Maxis Berhad ...................................................        560,000           973,855
     MISC Berhad ....................................................      1,391,098         3,154,021
     MMC Corp. Berhad ...............................................      1,092,100           954,777
     Nestle (Malaysia) Berhad .......................................        204,500         3,355,871
     Oriental Holdings Berhad .......................................        195,580           282,785
     Parkson Holdings Berhad ........................................        186,320           338,231
     Petronas Dagangan Berhad .......................................        257,600         1,362,768
     Petronas Gas Berhad ............................................        475,500         2,023,162
    *Pharmaniaga Berhad .............................................          4,957             8,353
     Plus Expressways Berhad ........................................      2,201,100         3,168,092
     PPB Group Berhad ...............................................        382,900         2,120,572
     Public Bank Berhad .............................................         67,739           280,239
     Public Bank Berhad Foreign Market Shares .......................      1,039,201         4,293,161
     RHB Capital Berhad .............................................        413,436         1,033,824
     Shell Refining Co. Federation of Malaysia Berhad ...............        149,500           467,558
     Sime Darby Berhad ..............................................      2,342,720         6,757,991
     SP Setia Berhad ................................................        883,425         1,102,278
     Telekom Malaysia Berhad ........................................        957,700         1,318,771
     Tenaga Nasional Berhad .........................................      2,556,650         4,959,010
    *UEM Land Holdings Berhad .......................................        788,637           560,675
     UMW Holdings Berhad ............................................        475,466         1,024,498
     YTL Corp. Berhad ...............................................      5,279,425         2,544,756
     YTL Power International Berhad .................................        748,940           463,552
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                       96,938,566
                                                                                       ---------------
MEXICO -- (5.7%)
     Alfa S.A.B. de C.V. Series A ...................................        143,775         1,659,880
    #America Movil S.A.B. de C.V. Series L ..........................     33,690,314        42,823,885
     America Movil S.A.B. de C.V. Series L ADR ......................         22,528           572,662
    #Arca Continental S.A.B. de C.V. ................................        266,800         1,266,234
   #*Cementos de Mexico S.A.B. de C.V. Series B .....................        289,651           126,493
    #Coca-Cola Femsa S.A.B. de C.V. Series L ........................        298,900         2,688,014
    *Corporacion Interamericana de Entramiento S.A.B. de C.V.
        Series B ....................................................         28,727            12,890
     Corporativo Fragua S.A.B. de C.V. ..............................             21               232
    #El Puerto de Liverpool S.A.B. de C.V. Series C-1 ...............        109,400           747,010
    #Fomento Economico Mexicano S.A.B. de C.V. ......................      2,109,900        14,153,602
   #*Genomma Lab Internacional S.A.B. de C.V. Series B ..............        264,900           543,038
    *Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR ............         13,061           452,694
     Grupo Carso S.A.B. de C.V. Series A-1 ..........................        639,132         1,647,826
    *Grupo Comercial Chedraui S.A .de C.V. ..........................          5,800            13,970
    #Grupo Elektra S.A. de C.V. .....................................         88,187         6,795,766
    #Grupo Financiero Banorte S.A.B. de C.V. Series O ...............      1,473,229         5,024,256
     Grupo Financiero Inbursa S.A.B. de C.V. Series O ...............      1,816,528         3,896,941


                                      1277

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MEXICO -- (Continued)
     Grupo Industrial Bimbo S.A.B. de C.V. Series A-1 ...............      1,570,500   $     3,228,911
     Grupo Industrial Maseca S.A.B. de C.V. Series B ................        228,800           253,917
     Grupo Mexico S.A.B. de C.V. Series B ...........................      3,928,317        10,897,417
     Grupo Modelo S.A.B. de C.V. Series C ...........................        731,750         4,655,044
    *Grupo Nutrisa S.A.B. de C.V. ...................................            129               489
    *Grupo Qumma S.A. de C.V. Series B ..............................          1,591                21
    #Grupo Televisa S.A.B. ..........................................      1,704,800         7,290,204
     Grupo Televisa S.A.B. Sponsored ADR ............................        109,820         2,342,461
    *Impulsora del Desarrollo y El Empleo en America
        Latina S.A.B. de C.V. .......................................      2,373,426         3,478,128
    #Industrias Penoles S.A.B. de C.V. ..............................         99,638         4,037,257
   #*Inmuebles Carso S.A.B. de C.V. Series B-1 ......................        813,232           619,367
     Kimberly Clark de Mexico S.A.B. de C.V. Series A ...............        607,800         3,459,265
    *Mexichem S.A.B. de C.V. Series * ...............................        291,946         1,002,216
    *Minera Frisco S.A.B. de C.V. Series A-1 ........................        785,532         3,088,608
   #*Organizacion Soriana S.A.B. de C.V. Series B ...................      1,112,075         2,419,913
    *Savia S.A. de C.V. Series A ....................................        120,000             7,203
     Telefonos de Mexico S.A.B. de C.V. Series A ....................        199,000           155,891
    #Telefonos de Mexico S.A.B. de C.V. Series L ....................      5,939,500         4,657,295
    #Wal-Mart de Mexico S.A.B. de C.V. Series V .....................      6,300,780        16,263,738
                                                                                       ---------------
TOTAL MEXICO ........................................................                      150,282,738
                                                                                       ---------------
PERU -- (0.5%)
    #Cia de Minas Buenaventura S.A. ADR .............................        103,984         4,256,065
     Credicorp, Ltd. ................................................         70,822         7,704,017
                                                                                       ---------------
TOTAL PERU ..........................................................                       11,960,082
                                                                                       ---------------
PHILIPPINES -- (0.8%)
     Aboitiz Equity Ventures, Inc. ..................................      1,157,900         1,105,222
     Aboitiz Power Corp. ............................................      1,337,800           922,806
     Alliance Global Group, Inc. ....................................      3,243,700           794,166
     Ayala Corp. Series A ...........................................        235,815         1,683,586
     Ayala Land, Inc. ...............................................      4,735,418         1,775,080
     Banco de Oro Unibank, Inc. .....................................      1,106,768         1,446,015
     Bank of the Philippine Islands .................................      1,747,004         2,359,223
    *DMCI Holdings, Inc. ............................................        537,200           484,793
     Energy Development Corp. .......................................      5,051,600           716,723
    *Filipina Water Bottling Corp. ..................................      2,006,957                --
    *Globe Telecom, Inc. ............................................         16,190           342,911
    *International Container Terminal Services, Inc. ................        523,170           675,446
     Jollibee Foods Corp. ...........................................         31,140            65,890
     Manila Electric Co. ............................................         45,520           256,571
     Metro Bank & Trust Co. .........................................        881,923         1,458,325
     Metro Pacific Investments Corp. ................................      2,258,000           171,719
     Philippine Long Distance Telephone Co. .........................         42,445         2,367,733
     San Miguel Corp. ...............................................        379,760         1,012,591
     SM Investments Corp. ...........................................        116,130         1,503,946
     SM Prime Holdings, Inc. ........................................      2,102,868           637,238
     Universal Robina Corp. .........................................        428,200           469,910
                                                                                       ---------------
TOTAL PHILIPPINES ...................................................                       20,249,894
                                                                                       ---------------
POLAND -- (1.2%)
     Asseco Poland SA ...............................................          9,607           150,167
     Bank Handlowy w Warszawie SA ...................................         37,967           893,272
     Bank Millennium SA .............................................        551,656           763,124
     Bank Pekao SA ..................................................        113,393         5,250,140
    *BRE Bank SA ....................................................         11,234           964,036
     Browary Zywiec SA ..............................................         13,124         2,260,868
    *Cyfrowy Polsat SA ..............................................         61,188           284,413
     Enea SA ........................................................          5,866            34,968
    *Getin Holding SA ...............................................        306,693           819,418


                                      1278

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
POLAND -- (Continued)
    *Grupa Lotos SA .................................................         38,603   $       346,550
     ING Bank Slaski SA .............................................          2,191           532,003
    *Kernel Holding SA ..............................................         16,053           345,657
     KGHM Polska Miedz SA ...........................................         86,249         4,164,049
     Kredyt Bank SA .................................................         65,825           299,661
    *Lubelski Wegiel Bogdanka SA ....................................          3,901           133,312
    *Mondi Packaging Paper Swiecie SA ...............................          5,721           130,253
     PGE SA .........................................................        181,618         1,117,247
    *Polski Koncern Naftowy Orlen SA ................................        248,635         3,070,179
     Polskie Gornictwo Naftowe I Gazownictwo SA .....................        869,215         1,079,735
     Powszechna Kasa Oszczednosci Bank Polski SA ....................        267,637         3,043,984
    *Powszechny Zaklad Ubezpieczen SA ...............................         20,157         2,134,787
     Synthos SA .....................................................        111,951           148,402
     Telekomunikacja Polska SA ......................................        591,537         3,136,761
     TVN SA .........................................................         67,801           270,711
                                                                                       ---------------
TOTAL POLAND ........................................................                       31,373,697
                                                                                       ---------------
RUSSIA -- (4.6%)
     Federal Hydrogenerating Co. ADR ................................        939,693         3,526,964
     Gazprom OAO Sponsored ADR ......................................      4,226,507        48,995,198
     Gazpromneft JSC Sponsored ADR ..................................         67,194         1,399,422
     Lukoil OAO Sponsored ADR .......................................        354,178        20,514,406
     Magnitogorsk Iron & Steel Works Sponsored GDR ..................         12,130            74,585
   #*Mechel Sponsored ADR ...........................................         83,055         1,091,343
     MMC Norilsk Nickel JSC ADR .....................................        597,703        11,655,726
     Novolipetsk Steel OJSC GDR .....................................         83,762         2,267,553
    *Polymetal JSC GDR ..............................................         86,431         1,401,780
     Rosneft Oil Co. GDR ............................................      1,491,147        10,565,684
     Severstal OAO GDR ..............................................        124,807         1,822,843
     Surgutneftegas Sponsonsored ADR ................................        544,495         4,669,265
     Tatneft Sponsored ADR ..........................................         29,354           867,055
     TMK OAO GDR ....................................................         43,610           561,263
     Uralkali OJSC ..................................................        150,241         6,474,164
    #VimpelCom, Ltd. Sponsored ADR ..................................         50,835           558,168
     VTB Bank OJSC GDR ..............................................        840,668         4,018,166
    *X5 Retail Group NV GDR .........................................         59,942         1,796,433
                                                                                       ---------------
TOTAL RUSSIA ........................................................                      122,260,018
                                                                                       ---------------
SOUTH AFRICA -- (7.8%)
     ABSA Group, Ltd. ...............................................        365,243         6,551,809
     African Bank Investments, Ltd. .................................        403,534         1,746,631
     African Rainbow Minerals, Ltd. .................................        105,298         2,417,849
    #Anglo American Platinum Corp., Ltd. ............................         70,553         5,115,291
     AngloGold Ashanti, Ltd. Sponsored ADR ..........................        220,428         9,965,550
     ArcelorMittal South Africa, Ltd. ...............................        236,779         2,023,111
     Aspen Pharmacare Holdings, Ltd. ................................        130,810         1,550,326
     Assore, Ltd. ...................................................         23,888           652,235
     Barloworld, Ltd. ...............................................         47,056           386,951
     Bidvest Group, Ltd. ............................................        190,456         3,772,243
     Capitec Bank Holdings, Ltd. ....................................          5,579           127,709
     Discovery Holdings, Ltd. .......................................        357,805         1,870,240
     Exxaro Resources, Ltd. .........................................         83,898         1,878,763
     FirstRand, Ltd. ................................................      1,804,195         4,467,396
    *Foschini Group, Ltd. (The) .....................................        124,568         1,564,249
     Gold Fields, Ltd. Sponsored ADR ................................        522,536         9,107,802
     Growthpoint Properties, Ltd. ...................................        764,019         1,765,629
     Harmony Gold Mining Co., Ltd. ..................................        132,269         1,729,958
     Harmony Gold Mining Co., Ltd. Sponsored ADR ....................        331,569         4,353,501
     Impala Platinum Holdings, Ltd. .................................        478,692        10,949,323
     Imperial Holdings, Ltd. ........................................        135,426         2,004,408
     Investec, Ltd. .................................................        193,823         1,186,086


                                      1279

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
     Kumba Iron Ore, Ltd. ...........................................         41,241   $     2,427,188
     Liberty Holdings, Ltd. .........................................        134,724         1,376,550
    *Life Healthcare Group Holdings, Ltd. ...........................        419,891         1,006,821
     Massmart Holdings, Ltd. ........................................         45,479           909,018
     Mediclinic International, Ltd. .................................         60,651           265,529
     MMI Holdings, Ltd. .............................................        537,018         1,152,305
     Mondi, Ltd. ....................................................         95,898           745,399
    *Mpact, Ltd. ....................................................         32,636            56,549
     Mr. Price Group, Ltd. ..........................................        129,242         1,239,246
     MTN Group, Ltd. ................................................      1,659,950        29,077,128
    *Nampak, Ltd. ...................................................         36,044           100,915
     Naspers, Ltd. Series N .........................................        324,237        15,671,748
     Nedbank Group, Ltd. ............................................         71,947         1,272,903
     Network Healthcare Holdings, Ltd. ..............................        503,979           873,590
     Pick'n Pay Stores, Ltd. ........................................        244,318         1,231,434
     Pretoria Portland Cement Co., Ltd. .............................        591,367         1,777,501
     PSG Group, Ltd. ................................................         78,589           490,523
     Sanlam, Ltd. ...................................................      1,282,327         4,785,302
    *Sappi, Ltd. Sponsored ADR ......................................          1,300             3,835
     Sasol, Ltd. Sponsored ADR ......................................        691,887        31,300,968
     Shoprite Holdings, Ltd. ........................................        440,921         6,527,749
    *Spar Group, Ltd. (The) .........................................         68,048           829,680
     Standard Bank Group, Ltd. ......................................        863,345        10,685,595
     Steinhoff International Holdings, Ltd. .........................      1,042,281         3,151,746
     Telkom South Africa, Ltd. ......................................        335,522         1,289,938
     Tiger Brands, Ltd. .............................................         84,444         2,432,874
     Truworths International, Ltd. ..................................        235,571         2,385,914
     Vodacom Group, Ltd. ............................................        389,448         4,396,201
     Woolworths Holdings, Ltd. ......................................        417,637         2,129,862
                                                                                       ---------------
TOTAL SOUTH AFRICA ..................................................                      204,781,071
                                                                                       ---------------
SOUTH KOREA -- (13.8%)
     Amorepacific Corp. .............................................          3,479         3,937,621
     Cheil Industrial, Inc. .........................................         29,200         2,579,381
     CJ Cheiljedang Corp. ...........................................          5,491         1,515,327
   #*Daelim Industrial Co., Ltd. ....................................         11,586         1,003,741
   #*Daewoo Engineering & Construction Co., Ltd. ....................        125,248         1,148,644
    #Daewoo International Corp. .....................................         38,863         1,134,203
     Daewoo Securities Co., Ltd. ....................................        116,458         1,121,493
     Daewoo Shipbuilding & Marine Engineering Co., Ltd. .............        109,830         2,700,788
     Dongbu Insurance Co., Ltd. .....................................         26,470         1,114,370
     Doosan Corp. ...................................................          7,418           938,001
    #Doosan Heavy Industries & Construction Co., Ltd. ...............         50,399         2,678,898
   #*Doosan Infracore Co., Ltd. .....................................         82,000         1,402,313
    *E-Mart Co., Ltd. ...............................................         18,616         4,863,140
     GS Engineering & Construction Corp. ............................         27,320         2,375,887
    #GS Holdings Corp. ..............................................         58,759         3,384,618
     Hana Financial Group, Inc. .....................................        180,031         6,431,318
    #Hankook Tire Manufacturing Co., Ltd. ...........................         82,310         3,285,332
    *Hanwha Chemical Corp. ..........................................         73,380         1,910,404
    *Hanwha Corp. ...................................................          1,260            44,222
    *Honam Petrochemical Corp. ......................................          3,760         1,025,734
     Hynix Semiconductor, Inc. ......................................        317,470         6,424,730
     Hyundai Department Store Co., Ltd. .............................          8,170         1,171,379
     Hyundai Engineering & Construction Co., Ltd. ...................         30,564         1,944,787
     Hyundai Glovis Co., Ltd. .......................................          6,620         1,239,980
     Hyundai Heavy Industries Co., Ltd. .............................         39,020        10,424,738
    *Hyundai Hysco Co., Ltd. ........................................         18,394           712,021
    *Hyundai Marine & Fire Insurance Co., Ltd. ......................          9,500           275,080
    #Hyundai Merchant Marine Co., Ltd. ..............................         27,211           702,641
     Hyundai Mobis ..................................................         53,070        15,188,178


                                      1280

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    #Hyundai Motor Co., Ltd. ........................................         96,847   $    19,503,867
    #Hyundai Steel Co. ..............................................         58,560         5,314,012
     Industrial Bank of Korea, Ltd. .................................        151,370         1,987,231
     Kangwon Land, Inc. .............................................        114,660         3,056,648
     KB Financial Group, Inc. .......................................        139,085         5,388,412
    *KB Financial Group, Inc. ADR ...................................         30,254         1,181,419
     KCC Corp. ......................................................          5,799         1,405,643
     Kia Motors Corp. ...............................................        225,130        14,433,507
    *Korea Electric Power Corp. .....................................        221,150         4,952,091
     Korea Exchange Bank ............................................        323,750         2,396,469
    *Korea Komho Petrochemical Co., Ltd. ............................          5,268           892,792
    *Korea Life Insurance Co., Ltd. .................................        124,980           698,218
     Korea Zinc Co., Ltd. ...........................................          2,680           785,530
    *Korean Air Co., Ltd. ...........................................         14,814           657,794
     KT Corp. .......................................................         75,680         2,536,557
     KT&G Corp. .....................................................        103,590         6,480,179
     LG Chemical, Ltd. ..............................................         32,392        10,452,445
     LG Corp. .......................................................        118,265         6,921,267
    #LG Display Co., Ltd. ADR .......................................        390,619         3,929,627
    #LG Electronics, Inc. ...........................................         88,910         5,886,022
    #LG Household & Healthcare Co., Ltd. ............................          5,120         2,312,378
     LG Uplus Corp. .................................................        190,730         1,135,876
     Lotte Shopping Co., Ltd. .......................................          6,849         2,458,125
     LS Corp. .......................................................          4,290           305,338
     NCsoft Corp. ...................................................          7,599         2,388,923
   #*NHN Corp. ......................................................         21,689         4,524,775
    #OCI Co., Ltd. ..................................................          6,701         1,375,279
    *ORION Corp. ....................................................          2,055         1,102,476
     POSCO ..........................................................         46,060        15,959,255
    *POSCO ADR ......................................................            876            75,266
    #Samsung C&T Corp. ..............................................        100,930         6,240,459
     Samsung Card Co., Ltd. .........................................         23,720           888,861
    #Samsung Electro-Mechanics Co., Ltd. ............................         43,148         3,268,245
     Samsung Electronics Co., Ltd. ..................................         69,482        59,814,359
     Samsung Electronics Co., Ltd. GDR ..............................         49,372        21,160,746
     Samsung Engineering Co., Ltd. ..................................         17,443         3,562,724
     Samsung Fire & Marine Insurance, Ltd. ..........................         35,022         7,446,908
     Samsung Heavy Industries Co., Ltd. .............................        126,000         3,844,054
    #Samsung SDI Co., Ltd. ..........................................         37,340         4,497,956
     Samsung Securities Co., Ltd. ...................................         36,062         1,863,392
    #Samsung Techwin Co., Ltd. ......................................         17,522           936,564
     Shinhan Financial Group Co., Ltd. ..............................        218,686         8,711,824
     Shinhan Financial Group Co., Ltd. ADR ..........................         26,005         2,069,998
     Shinsegae Co., Ltd. ............................................          6,575         1,653,611
    *SK C&C Co., Ltd. ...............................................          7,697         1,045,182
     SK Holdings Co., Ltd. ..........................................         27,945         3,720,227
     SK Innovation Co., Ltd. ........................................         51,889         7,808,333
    *SK Networks Co., Ltd. ..........................................         77,320           774,808
     SK Telecom Co., Ltd. ...........................................         26,844         3,574,428
    #S-Oil Corp. ....................................................         46,083         4,782,183
     Woongjin Coway Co., Ltd. .......................................         26,300           906,007
    *Woori Finance Holdings Co., Ltd. ...............................        289,030         2,764,987
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                      364,512,246
                                                                                       ---------------
TAIWAN -- (10.5%)
    #Acer, Inc. .....................................................      2,349,040         2,682,205
     Advanced Semiconductor Engineering, Inc. .......................      3,667,656         3,240,998
     Advantech Co., Ltd. ............................................        202,200           550,310
     Asia Cement Corp. ..............................................      2,217,802         2,671,463
    #Asustek Computer, Inc. .........................................        532,180         3,699,814
    #AU Optronics Corp. .............................................      1,203,873           518,889


                                      1281

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     AU Optronics Corp. Sponsored ADR ...............................         81,885   $       350,468
    #Catcher Technology Co., Ltd. ...................................        302,429         1,684,985
    #Cathay Financial Holdings Co., Ltd. ............................      3,955,572         4,717,183
     Chang Hwa Commercial Bank ......................................      2,429,610         1,563,763
    #Cheng Shin Rubber Industry Co., Ltd. ...........................      1,399,783         3,192,794
     Chicony Electronics Co., Ltd. ..................................          8,571            14,322
    *Chimei Innolux Corp. ...........................................      2,814,818         1,130,674
     China Airlines, Ltd. ...........................................      1,903,000           957,453
     China Development Financial Holding Corp. ......................      6,576,121         2,081,022
     China Life Insurance Co., Ltd. .................................      1,269,020         1,406,521
    *China Motor Co., Ltd. ..........................................        649,000           620,397
     China Petrochemical Development Corp. ..........................      1,366,500         1,586,929
    #China Steel Corp. ..............................................      9,488,159         9,439,850
     Chinatrust Financial Holdings Co., Ltd. ........................      5,789,354         3,794,325
    #Chunghwa Telecom Co., Ltd. ADR .................................        218,456         7,346,675
     Clevo Co., Ltd. ................................................         63,000           110,268
     Compal Electronics, Inc. .......................................      3,781,541         3,470,620
    #Delta Electronics, Inc. ........................................      1,812,366         4,261,318
     E.Sun Financial Holding Co., Ltd. ..............................      4,037,616         2,012,246
    #Epistar Corp. ..................................................        474,000           877,599
     Eva Airways Corp. ..............................................      1,249,600           903,965
     Evergreen Marine Corp., Ltd. ...................................      1,021,249           559,917
    #Far Eastern Department Stores Co., Ltd. ........................        633,956           969,268
     Far Eastern New Century Corp. ..................................      3,166,206         3,722,556
     Far EasTone Telecommunications Co., Ltd. .......................        815,000         1,336,495
     Farglory Land Development Co., Ltd. ............................        195,229           329,601
     First Financial Holding Co., Ltd. ..............................      6,156,052         4,086,346
     Formosa Chemicals & Fiber Co., Ltd. ............................      3,322,445         9,615,376
    #Formosa International Hotels Corp. .............................         26,000           380,005
    *Formosa Petrochemical Corp. ....................................        722,000         2,270,671
     Formosa Plastics Corp. .........................................      4,070,648        11,972,150
     Formosa Taffeta Co., Ltd. ......................................        820,000           757,616
     Foxconn Technology Co., Ltd. ...................................        731,494         2,549,526
     Fubon Financial Holding Co., Ltd. ..............................      5,150,976         6,039,193
     Giant Manufacture Co., Ltd. ....................................        154,506           597,873
     Highwealth Construction Corp. ..................................        224,000           387,421
   #*Hiwin Technologies Corp. .......................................        111,000         1,003,470
     Hon Hai Precision Industry Co., Ltd. ...........................      6,066,096        16,629,459
    #Hotai Motor Co., Ltd. ..........................................        298,000         1,296,420
    #HTC Corp. ......................................................        581,235        13,062,416
    #Hua Nan Financial Holding Co., Ltd. ............................      4,852,749         3,161,374
     Inventec Corp. .................................................      1,289,358           463,369
     Kinsus Interconnect Technology Corp. ...........................        200,000           690,760
    #Largan Precision Co., Ltd. .....................................         64,860         1,450,028
     LCY Chemical Corp. .............................................        317,853           538,112
     Lite-On Technology Corp. .......................................      1,396,846         1,318,117
    #Macronix International Co., Ltd. ...............................      2,743,825         1,036,814
    #Media Tek, Inc. ................................................        749,995         7,870,648
     Mega Financial Holding Co., Ltd. ...............................      4,877,640         3,749,428
     Nan Ya Plastic Corp. ...........................................      5,377,564        12,097,508
    #Nan Ya Printed Circuit Board Corp. .............................        206,968           602,239
     Nankang Rubber Tire Co., Ltd. ..................................        273,000           471,106
     Novatek Microelectronics Corp. .................................        233,000           571,165
    *Oriental Union Chemical Corp. ..................................        196,000           255,942
     Pegatron Corp. .................................................      1,137,345         1,228,404
    #Pou Chen Corp. .................................................      2,386,487         1,834,512
     Powertech Technology, Inc. .....................................        215,819           525,424
    #President Chain Store Corp. ....................................        576,831         3,207,606
     Quanta Computer, Inc. ..........................................      1,769,000         3,481,108
    *Radiant Opto-Electronics Corp. .................................        312,000           917,082
   #*Ruentex Industries, Ltd. .......................................        273,937           551,304


                                      1282

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
   #*Shin Kong Financial Holding Co., Ltd. ..........................      3,240,344   $     1,009,263
    #Siliconware Precision Industries Co. ...........................      2,179,324         2,237,227
     SinoPac Holdings Co., Ltd. .....................................      6,072,204         1,965,841
     Standard Foods Taiwan, Ltd. ....................................        125,000           406,490
     Synnex Technology International Corp. ..........................      1,019,756         2,499,707
     Taishin Financial Holdings Co., Ltd. ...........................      2,442,290         1,034,110
    *Taiwan Business Bank ...........................................      2,316,556           756,494
     Taiwan Cement Corp. ............................................      2,650,720         3,310,434
     Taiwan Cooperative Bank ........................................      3,495,240         2,293,934
    #Taiwan Fertilizer Co., Ltd. ....................................        210,000           541,263
    #Taiwan Glass Industrial Corp. ..................................      1,087,323         1,337,781
     Taiwan Mobile Co., Ltd. ........................................         42,300           121,211
     Taiwan Semiconductor Manufacturing Co., Ltd. ...................     19,090,808        46,521,944
     Transcend Information, Inc. ....................................        131,181           306,299
     Tripod Technology Corp. ........................................        283,870           738,523
     TSRC Corp. .....................................................        331,000           859,338
     U-Ming Marine Transport Corp. ..................................        551,860           870,184
     Unimicron Technology Corp. .....................................      1,109,896         1,441,136
     Uni-President Enterprises Corp. ................................      4,076,738         5,606,172
    #United Microelectronics Corp. ..................................      8,728,000         3,832,222
     USI Corp. ......................................................        278,000           296,747
    #Walsin Lihwa Corp. .............................................      2,388,000           801,047
     Wan Hai Lines Co., Ltd. ........................................        365,800           189,876
    #Wintek Corp. ...................................................      1,238,760           946,773
     Wistron Corp. ..................................................      1,423,378         1,647,275
    #WPG Holdings, Ltd. .............................................        883,869         1,067,276
     Yang Ming Marine Transport Corp. ...............................      1,307,300           538,693
    *Yuanta Financial Holding Co., Ltd. .............................      4,800,577         2,736,555
    #Yulon Motor Co., Ltd. ..........................................        688,000         1,447,593
                                                                                       ---------------
TOTAL TAIWAN ........................................................                      275,836,293
                                                                                       ---------------
THAILAND -- (2.0%)
     Advance Info Service PCL (Foreign) .............................      1,022,200         4,338,117
    *Airports of Thailand PCL (Foreign) .............................        342,300           425,788
     Bangkok Bank PCL (Foreign) .....................................        329,000         1,679,772
     Bangkok Bank PCL (Foreign) NVDR ................................        293,900         1,428,880
     Bangkok Dusit Medical Services PCL (Foreign) ...................        285,700           627,146
     Bank of Ayudhya PCL (Foreign) ..................................      2,590,200         1,718,377
     Banpu PCL (Foreign) ............................................        109,250         2,266,715
     BEC World PCL (Foreign) ........................................        975,300         1,189,390
    *Big C Supercenter PCL (Foreign) NVDR ...........................        139,500           501,293
    *Central Pattana PCL (Foreign) ..................................        637,000           673,252
     Charoen Pokphand Foods PCL (Foreign) ...........................      2,686,100         2,642,424
     CP ALL PCL (Foreign) ...........................................      1,597,600         2,441,860
     Electricity Generating PCL (Foreign) ...........................         45,200           123,473
     Glow Energy PCL (Foreign) ......................................        146,100           254,190
    *Home Product Center PCL (Foreign) ..............................        489,900           147,368
     IRPC PCL (Foreign) .............................................      5,199,200           649,266
     Kasikornbank PCL (Foreign) .....................................      1,531,600         6,250,920
     Krung Thai Bank PCL (Foreign) ..................................      4,726,870         2,336,534
     Land & Houses PCL (Foreign) ....................................        790,000           146,439
     Land & Houses PCL (Foreign) NVDR ...............................        621,500           115,205
     PTT Exploration & Production PCL (Foreign) .....................        592,000         3,099,577
    *PTT Global Chemical PCL (Foreign) ..............................      1,669,872         3,556,963
     PTT PCL (Foreign) ..............................................        698,800         6,953,912
     Ratchaburi Electricity Generating Holding PCL (Foreign) ........        521,300           699,305
     Siam Cement PCL (Foreign) (The) ................................        117,100         1,412,816
     Siam Cement PCL (Foreign) (The) NVDR ...........................         60,700           621,805
     Siam City Cement PCL (Foreign) .................................         94,913           725,351
     Siam Commercial Bank PCL (Foreign) .............................      1,001,366         3,826,358
     Siam Makro PCL (Foreign) .......................................         21,900           148,137


                                      1283

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
    *Thai Airways International PCL (Foreign) .......................        108,100   $        68,200
     Thai Oil PCL (Foreign) .........................................        278,800           528,133
     Thai Union Frozen Products PCL (Foreign) .......................        233,700           402,800
     TMB Bank PCL (Foreign) .........................................     14,000,200           623,749
    *Total Access Communication PCL (Foreign) NVDR ..................        421,000         1,013,138
    *True Corp. PCL (Foreign) .......................................      2,535,900           234,210
                                                                                       ---------------
TOTAL THAILAND ......................................................                       53,870,863
                                                                                       ---------------
TURKEY -- (1.5%)
     Akbank T.A.S. ..................................................      1,275,410         4,644,978
     Anadolu Efes Biracilik ve Malt Sanayi A.S. .....................        224,805         2,724,588
     Arcelik A.S. ...................................................        223,462           856,245
    *Asya Katilim Bankasi A.S. ......................................        202,790           217,023
     Aygaz A.S. .....................................................         56,787           308,789
     BIM BirlesikMagazalar A.S. .....................................         43,739         1,329,586
    *Coca-Cola Icecek A.S. ..........................................          8,813           118,856
    *Dogan Sirketler Grubu Holdings A.S. ............................        399,572           146,404
    *Dogan Yayin Holding A.S. .......................................              3                 1
     Enka Insaat ve Sanayi A.S. .....................................        316,771           815,987
     Eregli Demir ve Celik Fabrikalari T.A.S. .......................        607,852         1,253,552
     Ford Otomotiv Sanayi A.S. ......................................         74,222           539,553
     Koc Holding A.S. Series B ......................................        775,171         2,755,404
    *Petkim Petrokimya Holding A.S. .................................        309,324           422,581
    *TAV Havalimanlari Holding A.S. .................................         99,626           479,887
    *Tekfen Holding A.S. ............................................        190,435           651,781
     Tofas Turk Otomobil Fabrikasi A.S. .............................         68,723           264,128
     Tupras Turkiye Petrol Rafinerileri A.S. ........................        122,470         2,759,423
    *Turk Hava Yollari A.S. .........................................        924,662         1,334,298
    *Turk Telekomunikasyon A.S. .....................................        303,866         1,285,689
    *Turk Traktor ve Ziraat Makineleri A.S. .........................          9,044           168,108
    *Turkcell Iletisim Hizmetleri A.S. ..............................        317,486         1,563,281
    *Turkcell Iletisim Hizmetleri A.S. ADR ..........................         23,347           287,635
     Turkiye Garanti Bankasi A.S. ...................................      2,046,828         7,181,439
     Turkiye Halk Bankasi A.S. ......................................        139,950           860,040
     Turkiye Is Bankasi A.S. ........................................      1,484,267         3,449,807
     Turkiye Sise ve Cam Fabrikalari A.S. ...........................        612,846         1,170,058
     Turkiye Vakiflar Bankasi T.A.O. ................................        719,719         1,223,000
    *Yapi ve Kredi Bankasi A.S. .....................................        819,337         1,531,561
                                                                                       ---------------
TOTAL TURKEY ........................................................                       40,343,682
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    2,219,753,946
                                                                                       ---------------
PREFERRED STOCKS -- (8.0%)
BRAZIL -- (8.0%)
     AES Tiete SA ...................................................         71,898         1,029,358
     Banco Bradesco SA ..............................................      1,656,632        30,009,177
     Banco do Estado do Rio Grande do Sul SA ........................        107,500         1,134,578
     Brasil Telecom SA ..............................................        234,853         1,618,261
    #Braskem SA Preferred A Sponsored ADR ...........................         50,000           902,000
    *Braskem SA Preferred Series A ..................................         53,200           479,369
    *Centrais Eletricas Brasileiras SA Preferred Series B ...........         56,600           778,030
    #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA
        Sponsored ADR Series A ......................................         95,430         3,739,902
     Cia de Bebidas das Americas SA .................................            415            13,875
     Cia de Bebidas das Americas SA ADR .............................        661,939        22,320,583
     Cia de Transmissao de Energia Electrica Paulista SA
        Preferred Series A ..........................................         21,989           634,112
     Cia Energetica de Minas Gerais SA ..............................        291,821         4,888,471
     Cia Energetica de Sao Paulo SA Preferred Series B ..............         71,010         1,232,133
     Cia Paranaense de Energia SA Sponsored ADR Series A ............         55,300         1,115,954
    *Cia Paranaense de Energia-Copel SA Series B ....................         16,600           332,803
     Eletropaulo Metropolitana Eletricidade de Sao Paulo SA .........         10,361           187,082
     Empresa Nasional de Comercio Redito e Participacoes SA .........            480             9,085
     Gerdau SA ......................................................        836,068         7,543,288


                                      1284

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Itau Unibanco Holding SA .......................................      1,765,755   $    33,909,161
     Itau Unibanco Holding SA ADR ...................................        271,346         5,188,136
    *Klabin SA ......................................................        374,577         1,376,696
     Lojas Americanas SA ............................................        127,888         1,143,420
    *Petroleo Brasileiro SA .........................................        106,500         1,332,452
    #Petroleo Brasilerio SA ADR .....................................      1,376,550        34,812,950
     Tele Norte Leste Participacoes SA ..............................        118,734         1,285,648
    #Tele Norte Leste Participacoes SA ADR ..........................         27,200           295,120
     Telefonica Brasil SA ...........................................        266,084         7,741,443
     Telemar Norte Leste SA Preferred Series A ......................         26,112           712,097
    #Ultrapar Participacoes SA Sponsored ADR ........................        254,308         4,516,510
     Usinas Siderurgicas de Minas Gerais SA Perferred Series A ......        387,924         2,713,672
     Vale SA Series A ...............................................      1,412,691        33,612,970
    *Vale SA Series B ...............................................         81,160                --
    #Vale SA Sponsored ADR ..........................................        166,500         3,929,400
                                                                                       ---------------
TOTAL BRAZIL ........................................................                      210,537,736
                                                                                       ---------------
TOTAL PREFERRED STOCKS ..............................................                      210,537,736
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
    *Samsung Securities Co., Ltd. Rights 11/23/11 ...................          4,276            44,763
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT          VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
 (S)@DFA Short Term Investment Fund .................................    198,287,107       198,287,107
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued
       at $3,330,993) to be repurchased at $3,265,689 ...............   $      3,266         3,265,679
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      201,552,786
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,590,413,944) ............................................                  $ 2,631,889,231
                                                                                       ===============


                                      1285

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (89.0%)
ARGENTINA -- (0.0%)
     Ferrum SA de Ceramica y Metalurgia .............................              1   $            --
                                                                                       ---------------
BRAZIL -- (8.3%)
     AES Tiete SA ...................................................         53,900           674,044
     Alpargatas SA ..................................................        102,000           694,813
     Amil Participacoes SA ..........................................        204,808         2,073,310
     Anhanguera Educacional Participacoes SA ........................        343,345         5,101,629
     B2W Cia Global Do Varejo SA ....................................        169,200         1,375,794
     Banco ABC Brasil SA ............................................        156,095         1,045,573
     Banco Alfa de Investimento SA ..................................            700             2,691
     Banco Mercantil do Brasil SA ...................................          1,327            12,367
     Banco Pine SA ..................................................         64,800           432,541
     Banco Sofisa SA ................................................         92,600           193,091
    *Battistella Adm Participacoes SA ...............................         61,600            49,514
     Bematech SA ....................................................         68,200           157,307
    *BHG SA - Brazil Hospitality Group ..............................          1,600            16,216
    *Bombril SA .....................................................         17,600            76,731
     BR Malls Participacoes SA ......................................        567,258         6,162,077
     Brasil Brokers Participacoes SA ................................        373,569         1,514,425
     Brookfield Incorporacoes SA ....................................        774,512         3,018,019
     Camargo Correa Desenvolvimento Imobiliario SA ..................        103,136           224,672
    *CETIP SA .......................................................        307,059         4,204,769
     Cia de Saneamento de Minas Gerais-Copasa SA ....................        148,500         2,776,509
     Cia de Saneamento do Parana SA .................................        176,900           457,487
    *Cia Hering SA ..................................................        340,090         7,616,542
     Cia Providencia Industria e Comercio SA ........................          3,350            11,707
     Contax Participacoes SA ........................................          2,500            30,434
     CR2 Empreendimentos Imobiliarios SA ............................          9,000            30,929
     Cremer SA ......................................................         82,746           667,038
    *CSU Cardsystem SA ..............................................         74,700           199,710
     Cyrela Brazil Realty SA Empreendimentos e Participacoes ........        123,033         1,084,964
    *Cyrela Commercial Properties SA Empreendimentos e
        Participacoes ...............................................          6,800            62,184
    *Diagnosticos Da America SA .....................................        574,800         4,633,621
    *Direcional Engenharia SA .......................................         93,809           491,762
     Drogasil SA ....................................................        253,048         1,593,295
     Duratex SA .....................................................        749,354         4,115,915
     Energias do Brazil SA ..........................................        119,602         2,585,914
     Equatorial Energia SA ..........................................        130,400           852,953
     Estacio Participacoes SA .......................................        171,071         2,012,776
     Eternit SA .....................................................        212,789         1,135,304
     Even Construtora e Incorporadora SA ............................        541,950         2,045,511
     EZ Tec Empreendimentos e Participacoes SA ......................        123,758         1,124,516
    *Fertilizantes Heringer SA ......................................         71,700           426,813
     Fleury SA ......................................................        105,800         1,350,809
     Forjas Taurus SA ...............................................         35,969            37,292
     Gafisa SA ......................................................        404,600         1,498,824
    #Gafisa SA ADR ..................................................        642,131         4,777,455
    *General Shopping Brasil SA .....................................         98,817           690,686
    *Globex Utilidades SA ...........................................         58,737           615,817
    #Gol Linhas Aereas Inteligentes SA ADR ..........................        398,527         3,196,187
     Grendene SA ....................................................        290,334         1,351,177
     Guararapes Confeccoes SA .......................................         20,600         1,041,489
     Helbor Empreendimentos SA ......................................        108,424         1,392,521
    *IdeiasNet SA ...................................................        231,200           363,596
     Iguatemi Empresa de Shopping Centers SA ........................         98,800         1,924,956
     Industrias Romi SA .............................................         85,300           318,475
     Inepar SA Industria e Construcoes ..............................         20,840            40,057
     Iochpe-Maxion SA ...............................................        235,708         3,336,171
     JHSF Participacoes SA ..........................................        299,447           774,409


                                      1286

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Joao Fortes Engenharia SA ......................................         37,300   $       191,187
    *JSL SA .........................................................         26,200           144,212
    *Kepler Weber SA ................................................      2,958,400           448,020
    *Kroton Educacional SA ..........................................        124,667         1,393,459
    *Light SA .......................................................        199,200         3,139,676
    *LLX Logistica SA ...............................................        488,125         1,091,767
    *Localiza Rent a Car SA .........................................        293,302         4,402,477
    *Log-in Logistica Intermodal SA .................................         84,000           322,917
     Lojas Renner SA ................................................        273,700         8,321,717
     LPS Brasil Consultoria de Imoveis SA ...........................         76,924         1,427,049
    *Lupatech SA ....................................................         20,800           110,248
     M. Dias Branco SA ..............................................        164,941         4,274,238
    *Magnesita Refratarios SA .......................................        538,604         1,954,453
     Mahle-Metal Leve SA Industria e Comercio .......................         46,666         1,163,082
     Marfrig Alimentos SA ...........................................          5,572            24,049
     Marisa Lojas SA ................................................        144,664         1,989,409
     Metalfrio Solutions SA .........................................         34,700           128,747
    *Mills Estruturas e Servicos de Engenharia SA ...................         51,200           524,868
     Minerva SA .....................................................        106,658           313,727
    *MMX Mineracao e Metalicos SA ...................................        554,300         2,450,498
    *MPX Energia SA .................................................        107,641         2,341,725
     MRV Engenharia e Participacoes SA ..............................        514,433         3,643,595
     Multiplan Empreendimentos Imobiliarios SA ......................        200,046         4,039,721
    *Multiplus SA ...................................................         64,700         1,092,874
     Obrascon Huarte Lain Brasil SA .................................         63,600         2,133,768
     OdontoPrev SA ..................................................        232,800         3,663,835
    *OSX Brasil SA ..................................................         10,200         2,168,506
     Paranapanema SA ................................................        609,581         1,391,827
    *Plascar Participacoes Industriais SA ...........................        203,800           287,268
     Porto Seguro SA ................................................        261,800         2,807,315
    *PortX Operacoes Portuarias SA ..................................        348,025           372,989
     Positivo Informatica SA ........................................         44,300           141,917
     Profarma Distribuidora de Produtos Farmaceuticos SA ............         22,100           136,834
     Redentor Energia SA ............................................         11,500            39,855
    *Restoque Comercio e Confeccoes de Roupas SA ....................         78,529         1,244,132
     Rodobens Negocios Imobiliarios SA ..............................         41,846           267,989
     Rossi Residencial SA ...........................................        487,490         3,100,673
     Santos Brasil Participacoes SA .................................        120,688         1,789,038
    *Sao Carlos Empreendimentos e Participacoes SA ..................         52,700           659,959
     Sao Martinho SA ................................................        131,716         1,572,751
     SLC Agricola SA ................................................        157,709         1,566,205
    *Springs Global Participacoes SA ................................         94,700           198,573
     Sul America SA .................................................        468,548         3,818,031
    #TAM SA Sponsored ADR ...........................................         38,100           765,429
     Tecnisa SA .....................................................        332,131         2,108,645
     Tegma Gestao Logistica SA ......................................         77,935         1,016,830
    *Tempo Participacoes SA .........................................        220,602           389,332
    *Tereos Internacional SA ........................................        118,296           169,501
     Terna Participacoes SA .........................................          3,800            76,372
    *Totvs SA .......................................................        288,020         4,797,957
     Trisul SA ......................................................          2,838             4,777
     Triunfo Participacoes e Investimentos SA .......................         59,337           343,542
     Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
        Identificacao SA ............................................        162,050         1,925,515
    *Vanguarda Agro SA ..............................................      2,381,020           887,586
    *Viver Incorporadora e Construtora SA ...........................        588,740           816,147
                                                                                       ---------------
TOTAL BRAZIL ........................................................                      169,292,201
                                                                                       ---------------
CHILE -- (1.5%)
     AFP Cuprum SA ..................................................          1,398            68,908
     Almendral SA ...................................................        890,824           128,546
     Banmedica SA ...................................................      1,312,094         2,276,314


                                      1287

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHILE -- (Continued)
     Besalco SA .....................................................        741,681   $     1,152,584
     Cementos Bio-Bio SA ............................................        452,622           614,335
     Cia Cervecerias Unidas SA ......................................          1,003            11,309
     Cia General de Electricidad SA .................................        110,134           521,504
     Cintac SA ......................................................        324,650           185,533
     Compania Sud Americana de Vapores SA ...........................      1,357,211           370,806
     Corpbanca SA ...................................................    180,763,227         2,618,752
    #Corpbanca SA ADR ...............................................         63,222         1,318,179
     Cristalerias de Chile SA .......................................        156,836         1,520,504
     Empresa Electrica Pilmaiquen SA ................................         60,267           233,712
    *Empresas Hites SA ..............................................        340,060           290,476
     Empresas Iansa SA ..............................................      7,171,742           626,054
     Empresas La Polar SA ...........................................        439,343           292,094
     Forus SA .......................................................        129,738           387,930
     Gasco SA .......................................................         76,171           481,947
     Grupo Security SA ..............................................        190,303            67,984
     Industrias Forestales SA .......................................         20,000             5,388
     Inversiones Aguas Metropolitanas SA ............................      1,598,644         2,512,411
    *Madeco SA ......................................................     27,354,147         1,147,316
     Masisa SA ......................................................      4,076,434           426,572
     Multiexport Foods SA ...........................................      1,751,353           545,120
     Parque Arauco SA ...............................................      1,388,970         2,660,999
     Ripley Corp. SA ................................................      1,237,107         1,310,129
     Salfacorp SA ...................................................        519,788         1,610,871
     Sigdo Koppers SA ...............................................        423,156           756,050
     Socovesa SA ....................................................      1,370,698           662,422
    *Sonda SA .......................................................        951,577         2,322,862
     Soquimic Comercial SA ..........................................        562,478           200,905
     Vina Concha Y Toro SA ..........................................      1,329,096         2,623,551
     Vina Concha Y Toro SA Sponsored ADR ............................          1,725            63,825
     Vina San Pedro Tarapaca SA .....................................     40,113,498           290,566
                                                                                       ---------------
TOTAL CHILE .........................................................                       30,306,458
                                                                                       ---------------
CHINA -- (13.2%)
   #*361 Degrees International, Ltd. ................................      1,724,000           831,529
    #Ajisen China Holdings, Ltd. ....................................      1,417,000         2,011,414
     AMVIG Holdings, Ltd. ...........................................      1,038,000           647,659
     Anhui Expressway Co., Ltd. Series H ............................      1,634,000         1,013,867
     Anhui Tianda Oil Pipe Co., Ltd. Series H .......................         98,000            17,209
     Anton Oilfield Services Group ..................................      3,092,000           419,457
    *Anxin-China Holdings, Ltd. .....................................      5,195,000         1,090,740
    #Asia Cement China Holdings Corp. ...............................      1,750,000           827,598
    *Asia Energy Logistics Group, Ltd. ..............................     17,350,000           264,586
     Asian Citrus Holdings, Ltd. ....................................      1,644,000         1,130,895
    #AviChina Industry & Technology Co., Ltd. Series H ..............      4,090,788         1,791,436
     Baoye Group Co., Ltd. Series H .................................      1,802,000           883,940
    *BaWang International Group Holding, Ltd. .......................        702,000            80,748
     Beijing Capital International Airport Co., Ltd. Series H .......      6,690,000         2,978,611
     Beijing Capital Land, Ltd. Series H ............................      4,474,500         1,136,210
    *Beijing Development HK, Ltd. ...................................        559,000            81,104
   #*Beijing Enterprises Water Group, Ltd. ..........................      7,105,660         1,724,609
     Beijing Jingkelong Co., Ltd. Series H ..........................        511,749           498,498
     Beijing North Star Co., Ltd. Series H ..........................      1,636,000           260,277
    *Beijing Properties Holdings, Ltd. ..............................      4,575,061           273,449
     Bosideng International Holdings, Ltd. ..........................      6,792,000         1,872,385
   #*Brilliance China Automotive Holdings, Ltd. .....................      7,248,000         7,815,955
    *BYD Electronic International Co., Ltd. .........................      2,863,815         1,039,780
     C C Land Holdings, Ltd. ........................................      4,922,000         1,183,269
    #C.P. Pokphand Co., Ltd. ........................................     11,180,594         1,213,067
    *Catic Shenzhen Holdings, Ltd. Series H .........................         78,000            32,828
     Central China Real Estate, Ltd. ................................      2,351,626           528,044


                                      1288

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Centron Telecom International Holdings, Ltd. ...................        166,117   $        23,516
    #Chaoda Modern Agriculture Holdings, Ltd. .......................      6,771,138           958,739
     China Aerospace International Holdings, Ltd. ...................      9,454,500           814,176
     China Aoyuan Property Group, Ltd. ..............................      2,458,000           289,008
     China Automation Group, Ltd. ...................................        341,000           119,243
     China BlueChemical, Ltd. Series H ..............................      2,150,000         1,693,013
     China Chengtong Development Group, Ltd. ........................      2,298,000           109,615
     China Communications Services Corp., Ltd. Series H .............      1,616,000           739,117
    *China Daye Non-Ferrous Metals Mining, Ltd. .....................        959,837            52,570
    #China Dongxiang Group Co., Ltd. ................................      2,429,985           434,686
    *China Energine International Holdings, Ltd. ....................        304,000            12,286
    #China Everbright International, Ltd. ...........................      6,288,800         1,823,541
     China Everbright, Ltd. .........................................      2,270,000         3,371,219
    #China Foods, Ltd. ..............................................      1,876,000         1,474,827
     China Gas Holdings, Ltd. .......................................      8,461,500         2,438,975
    *China Grand Forestry Green Resources Group, Ltd. ...............      7,259,759            45,335
     China Green Holdings, Ltd. .....................................      1,908,000           591,530
     China Haidian Holdings, Ltd. ...................................      4,628,000           482,501
   #*China High Precision Automation Group, Ltd. ....................      1,289,000           454,621
     China High Speed Transmission Equipment Group Co., Ltd. ........        964,000           608,063
     China Huiyuan Juice Group, Ltd. ................................      2,144,000           670,134
    #China Lilang, Ltd. .............................................      1,114,000         1,172,629
   #*China Lumena New Materials Corp. ...............................      2,778,000           607,920
    *China Medical System Holdings, Ltd. ............................        987,000           723,449
    #China Metal Recycling Holdings, Ltd. ...........................      1,071,486         1,177,000
    *China Mining Resources Group, Ltd. .............................     25,526,000           371,285
    #China Molybdenum Co., Ltd. Series H ............................      1,185,000           586,966
    #China National Materials Co., Ltd. Series H ....................      2,836,000         1,427,832
    *China Nickel Resources Holding Co., Ltd. .......................        358,000            31,301
   #*China Ocean Resources Co., Ltd. ................................         44,710           249,673
   #*China Oil & Gas Group, Ltd. ....................................      4,140,000           277,809
     China Oriental Group Co., Ltd. .................................         10,000             3,817
     China Pharmaceutical Group, Ltd. ...............................      2,779,877           753,210
    #China Power International Development, Ltd. ....................      2,091,000           445,120
   #*China Power New Energy Development Co., Ltd. ...................      8,320,000           347,176
   #*China Precious Metal Resources Holdings Co., Ltd. ..............      5,754,318         1,118,976
    *China Properties Group, Ltd. ...................................      2,102,000           531,325
    *China Qinfa Group, Ltd. ........................................      1,988,000           386,402
   #*China Rare Earth Holdings, Ltd. ................................      4,150,000           900,856
    *China Renewable Energy Investment, Ltd. ........................      1,004,890            44,851
   #*China Resources Gas Group, Ltd. ................................      1,420,000         2,063,195
     China Resources Microelectronics, Ltd. .........................      9,311,250           569,308
     China SCE Property Holdings, Ltd. ..............................        470,000            95,926
    #China Shanshui Cement Group, Ltd. ..............................      3,000,000         2,309,230
    #China Shineway Pharmaceutical Group, Ltd. ......................        788,200         1,100,252
   #*China Singyes Solar Technologies Holdings, Ltd. ................      1,014,000           551,864
     China South City Holdings, Ltd. ................................      1,472,000           206,727
     China Starch Holdings, Ltd. ....................................      1,515,000            56,496
    #China State Construction International Holdings, Ltd. ..........      4,296,960         3,309,461
     China Sunshine Paper Holdings Co., Ltd. ........................        882,578           141,013
     China Travel International Investment Hong Kong, Ltd. ..........     13,617,900         2,056,399
    *China Vanadium Titano - Magnetite Mining Co., Ltd. .............      1,120,000           231,021
    #China Water Affairs Group, Ltd. ................................      3,232,000           928,325
     China Wireless Technologies, Ltd. ..............................      1,632,000           273,047
    #China Zhongwang Holdings, Ltd. .................................      5,002,000         1,647,916
   #*Chinasoft International, Ltd. ..................................      2,400,000           626,734
   #*Chongqing Iron & Steel Co., Ltd. Series H ......................      1,681,400           287,926
     Chongqing Machinery & Electric Co., Ltd. Series H ..............      3,102,000           606,640
    #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. .....        669,000           162,352
    *CIMC Enric Holdings, Ltd. ......................................        182,000            60,597
   #*Citic 21CN Co., Ltd. ...........................................      4,639,200           373,058


                                      1289

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    *CITIC Resources Holdings, Ltd. .................................     10,022,600   $     1,429,454
    *Clear Media, Ltd. ..............................................         77,000            28,572
    *CNNC International, Ltd. .......................................         28,042             7,914
    *Coastal Greenland, Ltd. ........................................      1,384,000            56,167
    #Comba Telecom Systems Holdings, Ltd. ...........................      2,249,577         1,896,604
    *Comtec Solar Systems Group, Ltd. ...............................        316,000            58,090
     COSCO International Holdings, Ltd. .............................      3,287,000         1,396,054
    *Coslight Technology International Group, Ltd. ..................         36,000            10,447
     CPMC Holdings, Ltd. ............................................        309,000           136,798
     DaChan Food Asia, Ltd. .........................................        745,955           146,287
     Dalian Port (PDA) Co., Ltd. Series H ...........................      3,290,000           845,296
     Daphne International Holdings, Ltd. ............................      2,434,000         2,546,031
     Dawnrays Pharmaceutical Holdings, Ltd. .........................        982,943           281,355
     Digital China Holdings, Ltd. ...................................      1,916,800         3,039,127
   #*Dongiang Environmental Co., Ltd. Series H ......................         36,200           123,895
     Dongyue Group Co., Ltd. ........................................      2,712,000         2,076,183
    #Dynasty Fine Wines Group, Ltd. .................................      1,208,000           284,652
    #Embry Holdings, Ltd. ...........................................        448,000           245,622
    *Enerchina Holdings, Ltd. .......................................      8,435,167            88,686
     ENN Energy Holdings, Ltd. ......................................      2,178,000         7,870,265
   #*Extrawell Pharmaceutical Holdings, Ltd. ........................      5,447,921           345,631
     Fantasia Holdings Group Co., Ltd. ..............................      2,848,500           296,451
     First Tractor Co., Ltd. Series H ...............................      1,181,176         1,070,386
     Franshion Properties China, Ltd. ...............................     10,456,300         2,147,629
    #Fufeng Group, Ltd. .............................................      2,361,000         1,269,201
    #Geely Automobile Holdings, Ltd. ................................      8,455,000         2,161,751
     Global Bio-Chem Technology Group Co., Ltd. .....................      7,118,800         1,629,175
   #*Global Sweeteners Holdings, Ltd. ...............................      1,826,951           220,251
   #*Glorious Property Holdings, Ltd. ...............................      8,001,501         1,242,713
     Goldbond Group Holdings, Ltd. ..................................        350,000            12,253
    *Golden Meditech Holdings, Ltd. .................................      2,956,000           339,652
     Goldlion Holdings, Ltd. ........................................        523,962           201,250
    #Good Friend International Holdings, Inc. .......................        350,667           185,649
    *Goodtop Tin International Holdings, Ltd. .......................      4,370,000           485,780
     Great Wall Technology Co., Ltd. Series H .......................      1,656,950           393,597
     Greentown China Holdings, Ltd. .................................      1,893,148         1,209,384
     Guangdong Investment, Ltd. .....................................      4,726,000         2,832,929
    #Guangshen Railway Co., Ltd. Sponsored ADR ......................         12,953           223,310
    *Guangzhou Investment Co., Ltd. .................................     15,433,432         2,381,979
    #Guangzhou Pharmaceutical Co., Ltd. Series H ....................        648,000           453,786
     Guangzhou Shipyard International Co., Ltd. Series H ............         93,400            78,570
   #*Haier Electronics Group Co., Ltd. ..............................      1,833,000         1,742,809
     Hainan Meilan International Airport Co., Ltd. Series H .........        469,000           329,889
    #Haitian International Holdings, Ltd. ...........................      1,076,000           956,021
     Harbin Electric Co., Ltd. Series H .............................      2,531,413         2,551,001
     Henderson Investment, Ltd. .....................................      1,001,000            72,775
     Heng Tai Consumables Group, Ltd. ...............................     10,324,250           642,301
    #Hengdeli Holdings, Ltd. ........................................      5,894,000         2,642,382
   #*Hi Sun Technology (China), Ltd. ................................      4,344,000         1,249,293
    #Hidili Industry International Development, Ltd. ................      3,926,000         1,639,338
    *Hisense Kelon Electrical Holdings Co., Ltd. Series H ...........         95,000            20,552
   #*HKC Holdings, Ltd. .............................................     14,610,447           594,293
   #*Hong Kong Resources Holdings Co., Ltd. .........................      2,237,450           144,000
    *Honghua Group, Ltd. ............................................      3,513,000           357,409
    #Hopewell Highway Infrastructure, Ltd. ..........................      1,244,000           682,985
    #Hopson Development Holdings, Ltd. ..............................      3,476,000         2,167,133
    #Hua Han Bio-Pharmaceutical Holdings, Ltd. ......................      2,912,800           648,827
    #Huabao International Holdings, Ltd. ............................      4,292,014         2,721,082
   #*Huadian Power International Corp. Series H .....................      2,396,000           371,735
   #*Hunan Non-Ferrous Metal Corp., Ltd. Series H ...................      8,774,000         2,445,619
    #Huscoke Resources Holdings, Ltd. ...............................      7,682,000           179,041


                                      1290

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Inspur International, Ltd. .....................................      4,425,000   $       154,228
    *Interchina Holdings Co., Ltd. ..................................      7,920,000           408,592
    #International Mining Machinery Holdings, Ltd. ..................      2,255,000         2,267,323
    #Intime Department Store Group Co., Ltd. ........................      1,631,500         2,353,793
    #Jingwei Textile Machinery Co., Ltd. Series H ...................        618,000           349,103
     Ju Teng International Holdings, Ltd. ...........................      2,248,000           428,688
    *Kai Yuan Holdings, Ltd. ........................................      8,260,000           190,242
   #*Kaisa Group Holdings, Ltd. .....................................      4,045,000           836,843
     Kasen International Holdings, Ltd. .............................        222,000            33,757
    #Kingboard Laminates Holdings, Ltd. .............................      2,334,500         1,253,755
    #Kingdee International Software Group Co., Ltd. .................      5,789,200         2,323,155
     Kingsoft Corp., Ltd. ...........................................      2,364,000         1,041,486
     Kingway Brewery Holdings, Ltd. .................................      4,396,800         1,108,079
    #KWG Property Holding, Ltd. .....................................      5,039,450         2,173,617
     Lai Fung Holdings, Ltd. ........................................      6,301,720           184,871
     Le Saunda Holdings, Ltd. .......................................        862,000           339,000
    #Lee & Man Paper Manufacturing, Ltd. ............................      2,769,000         1,132,105
    #Li Ning Co., Ltd. ..............................................        541,500           512,783
     Lianhua Supermarket Holdings Co., Ltd. Series H ................      1,006,600         1,619,666
     Lijun International Pharmaceutical Holding, Ltd. ...............         70,000             8,073
    #Lingbao Gold Co., Ltd. Series H ................................      1,384,000           621,691
    #Little Sheep Group, Ltd. .......................................      1,182,000           762,627
     LK Technology Holdings, Ltd. ...................................        820,000           248,444
    #Lonking Holdings, Ltd. .........................................      6,648,000         2,622,221
     Loudong General Nice Resources China Holdings, Ltd. ............      6,535,117           615,126
   #*Maoye International Holdings, Ltd. .............................      3,622,000           995,021
     MIN XIN Holdings, Ltd. .........................................        334,000           159,247
   #*Mingfa Group International Co., Ltd. ...........................      2,460,000           695,354
   #*Mingyuan Medicare Development Co., Ltd. ........................      8,730,000           398,622
    #Minmetals Land, Ltd. ...........................................      4,932,000           613,475
   #*Minmetals Resources, Ltd. ......................................      4,398,000         2,253,120
    #Minth Group, Ltd. ..............................................      1,173,000         1,215,575
    *Nam Fong International Holdings, Ltd. ..........................        306,758            39,403
    *Nan Hai Corp, Ltd. .............................................      8,550,000            37,168
    *Nanjing Panda Electronics Co., Ltd. Series H ...................        194,000            36,466
     NetDragon Websoft, Inc. ........................................        363,544           183,488
     New World Department Store China, Ltd. .........................      1,374,462           897,006
    *NVC Lighting Holdings, Ltd. ....................................      3,256,000         1,405,464
    *Oriental Ginza Holdings, Ltd. ..................................        149,000             7,648
    *Overseas Chinese Town Asia Holdings, Ltd. ......................        388,183           131,106
     Pacific Online, Ltd. ...........................................        602,365           288,931
     PCD Stores Group, Ltd. .........................................      6,618,000           989,231
   #*Peak Sport Products Co., Ltd. ..................................      1,403,000           410,732
    *PetroAsian Energy Holdings, Ltd. ...............................      3,052,000            96,610
    #Phoenix Satellite Television Holdings, Ltd. ....................      1,710,000           510,266
    #Poly Hong Kong Investment, Ltd. ................................      5,917,000         2,975,200
     Ports Design, Ltd. .............................................        926,000         1,651,212
   #*Pou Sheng International Holdings, Ltd. .........................      3,262,806           504,230
     Powerlong Real Estate Holdings, Ltd. ...........................        281,000            42,061
     Prosperity International Holdings HK, Ltd. .....................      2,760,000           159,776
     Qingling Motors Co., Ltd. Series H .............................      2,146,000           592,944
     Qunxing Paper Holdings Co., Ltd. ...............................        669,913           177,090
   #*Real Gold Mining, Ltd. .........................................        300,500           342,708
    #Real Nutriceutical Group, Ltd. .................................      1,619,000           604,369
     Regent Manner International, Ltd. ..............................      2,237,000           541,127
    #Renhe Commercial Holdings Co., Ltd. ............................      1,136,000           159,187
     REXLot Holdings, Ltd. ..........................................     17,300,000         1,203,098
    *Richly Field China Development, Ltd. ...........................      6,840,000           133,854
     Road King Infrastructure, Ltd. .................................        546,000           303,862
   #*Sany Heavy Equipment International Holdings Co., Ltd. ..........      1,728,000         1,522,366
    *Semiconductor Manufacturing International Corp. ................     93,483,000         5,010,191


                                      1291

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Shandong Chenming Paper Holdings, Ltd. Series H ................        444,500   $       194,476
    #Shandong Molong Petroleum Machinery Co., Ltd. Series H .........        135,868            82,035
     Shandong Xinhua Pharmaceutical Co., Ltd. Series H ..............        154,000            39,960
   #*Shanghai Industrial Urban Development Group, Ltd. ..............      1,414,000           261,448
    #Shanghai Jin Jiang International Hotels Group Co., Ltd.
       Series H .....................................................      2,070,000           266,182
     Shanghai Prime Machinery Co., Ltd. Series H ....................      4,280,000           706,358
    *Shanghai Zendai Property, Ltd. .................................      7,225,000           157,170
     Shengli Oil & Gas Pipe Holdings, Ltd. ..........................      1,099,500           107,654
     Shenguan Holdings Group, Ltd. ..................................      3,146,000         1,710,185
     Shenzhen Expressway Co., Ltd. Series H .........................      2,248,400           949,519
     Shenzhen International Holdings, Ltd. ..........................     42,344,300         2,748,394
     Shenzhen Investment, Ltd. ......................................     10,634,000         2,284,601
     Shenzhou International Group, Ltd. .............................      1,007,000         1,285,156
     Shougang Concord Century Holdings, Ltd. ........................      1,137,153            60,029
     Shougang Concord International Enterprises Co., Ltd. ...........     10,156,000           705,926
     Shougang Fushan Resources Group, Ltd. ..........................     10,944,000         4,459,400
    #Shui On Land, Ltd. .............................................      9,618,909         3,021,063
    #Sichuan Expressway Co., Ltd. Series H ..........................      2,848,000         1,266,053
    #Silver Base Group Holdings, Ltd. ...............................      1,043,000         1,105,507
     Silver Grant International Industries, Ltd. ....................      5,096,000         1,188,451
    #Sino Biopharmaceutical, Ltd. ...................................      7,440,000         2,266,341
   #*Sino Oil & Gas Holdings, Ltd. ..................................     27,777,766         1,042,356
    *Sino Prosper State Gold Resources Holdings, Ltd. ...............      9,420,000           161,864
   #*Sino Union Energy Investment Group, Ltd. .......................      5,290,000           364,200
     SinoCom Software Group, Ltd. ...................................        928,200            63,884
    #Sinofert Holdings, Ltd. ........................................      7,665,327         2,467,301
    *Sinolink Worldwide Holdings, Ltd. ..............................     10,218,800           791,565
     SinoMedia Holding, Ltd. ........................................        621,000           200,021
    #Sino-Ocean Land Holdings, Ltd. .................................     11,976,054         5,358,877
     Sinopec Kantons Holdings, Ltd. .................................        910,000           457,743
     Sinotrans Shipping, Ltd. .......................................      3,030,586           764,103
     Sinotrans, Ltd. Series H .......................................      5,824,000         1,194,120
    #Sinotruk Hong Kong, Ltd. .......................................      2,450,000         1,443,868
    #Skyworth Digital Holdings, Ltd. ................................      6,672,815         3,534,436
    *SMI Corp., Ltd. ................................................        416,066            15,132
    #Solargiga Energy Holdings, Ltd. ................................      2,305,000           291,790
    #Sparkle Roll Group, Ltd. .......................................      4,624,000           455,297
     SPG Land Holdings, Ltd. ........................................        248,000            51,153
    #SRE Group, Ltd. ................................................     11,833,053           609,932
     Sunny Optical Technology Group Co., Ltd. .......................        754,000           177,322
     Tak Sing Alliance Holdings, Ltd. ...............................        253,257            19,933
     TCC International Holdings, Ltd. ...............................      3,637,098         1,674,900
    *TCL Communication Technology Holdings, Ltd. ....................      1,938,198           970,501
    *TCL Multimedia Technology Holdings, Ltd. .......................      2,396,510           729,029
     Tian An China Investments Co., Ltd. ............................      1,111,000           586,791
     Tiangong International Co., Ltd. ...............................      3,058,000           541,694
    #Tianjin Capital Environmental Protection Group Co., Ltd.
        Series H ....................................................      1,542,000           429,433
    *Tianjin Development Holdings, Ltd. .............................        606,000           278,909
     Tianjin Port Development Holdings, Ltd. ........................      2,060,800           292,796
     Tianneng Power International, Ltd. .............................      2,208,048         1,034,108
    *Tianyi Fruit Holdings, Ltd. ....................................        320,000            64,092
     Tomson Group, Ltd. .............................................      1,060,443           258,310
    *Tong Ren Tang Technologies Co., Ltd. Series H ..................        106,000           108,236
    #Towngas China Co., Ltd. ........................................      2,893,000         1,563,649
     TPV Technology, Ltd. ...........................................      1,987,964           567,760
     Travelsky Technology, Ltd. Series H ............................      2,386,090         1,175,795
     Truly International Holdings, Ltd. .............................      4,053,573           603,711
    #Uni-President China Holdings, Ltd. .............................      3,491,000         2,074,903
   #*United Energy Group, Ltd. ......................................      9,632,450         1,276,847
    *United Gene High-Tech Group, Ltd. ..............................     15,300,000           193,369
    #Vinda International Holdings, Ltd. .............................      1,154,000         1,308,562


                                      1292

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
   #*VODone, Ltd. ...................................................      1,504,000   $       219,317
    #Wasion Group Holdings, Ltd. ....................................        972,000           362,036
     Weiqiao Textile Co., Ltd. Series H .............................      2,212,000         1,209,648
    #Welling Holding, Ltd. ..........................................      2,486,000           435,806
   #*West China Cement, Ltd. ........................................      3,494,000           652,020
    #Wumart Stores, Inc. Series H ...................................        395,000           793,173
     Xiamen International Port Co., Ltd. Series H ...................      5,166,000           748,374
    #Xingda International Holdings, Ltd. ............................      2,499,000         1,441,128
     Xinhua Winshare Publishing & Media Co., Ltd. Series H ..........        842,103           370,941
    #Xinjiang Xinxin Mining Industry Co., Ltd. Series H .............      1,576,598           522,176
    *Xiwang Sugar Holdings Co., Ltd. ................................      2,151,178           408,485
    #XTEP International Holdings, Ltd. ..............................      1,839,500           714,403
    *Yantai North Andre Juice Co. Series H ..........................         40,000             1,269
     Yingde Gases Group Co., Ltd. ...................................      1,826,500         1,947,848
    #Yip's Chemical Holdings, Ltd. ..................................        910,000           792,085
    *Youyuan International Holdings, Ltd. ...........................         17,000             4,972
    #Yuexiu Transport Infrastructure, Ltd. ..........................      2,038,018           879,790
    *Yuzhou Properties Co. ..........................................         70,000            18,132
     Zhejiang Expressway Co., Ltd. Series H .........................      4,076,000         2,717,116
   #*Zhejiang Glass Co., Ltd. Series H ..............................        445,000                --
    *Zhong An Real Estate, Ltd. .....................................        890,400           121,659
    #Zhongsheng Group Holdings, Ltd. ................................         42,000            74,258
    #Zhuzhou CSR Times Electric Co., Ltd. Series H ..................        869,000         2,036,782
                                                                                       ---------------
TOTAL CHINA .........................................................                      268,990,368
                                                                                       ---------------
HUNGARY -- (0.1%)
    *Danubius Hotel & Spa P.L.C. ....................................         45,091           627,663
    *Egis Gyogyszergyar NYRT ........................................          5,719           465,327
   #*FHB Mortgage Bank NYRT .........................................         41,326            93,822
    *Fotex Holding SE Co., Ltd. .....................................        119,895           155,293
   #*PannErgy P.L.C. ................................................        127,046           373,977
   #*RABA Automotive Holding NYRT ...................................        233,233           656,340
     Zwack Unicum NYRT ..............................................            876            49,933
                                                                                       ---------------
TOTAL HUNGARY .......................................................                        2,422,355
                                                                                       ---------------
INDIA -- (9.2%)
    *3M India, Ltd. .................................................          4,978           439,393
     Aban Offshore, Ltd. ............................................         15,803           138,885
     ABG Shipyard, Ltd. .............................................         40,927           361,572
     Aditya Birla Nuvo, Ltd. ........................................         37,126           687,615
     Aegis Logistics, Ltd. ..........................................         11,109            41,216
    *Agre Developers, Ltd. ..........................................            140               115
     Agro Tech Foods, Ltd. ..........................................         39,674           323,543
     AIA Engineering, Ltd. ..........................................         44,021           280,162
     Ajmera Realty & Infra India, Ltd. ..............................         12,450            29,701
     Akzo Nobel India, Ltd. .........................................         50,985           866,306
     Alembic Pharmaceuticals, Ltd. ..................................        265,727           245,563
    *Alembic, Ltd. ..................................................        265,727            99,881
     Allahabad Bank, Ltd. ...........................................        232,957           714,365
     Allcargo Logistics, Ltd. .......................................          3,483            10,800
     Alok Industries, Ltd. ..........................................        682,668           293,096
     Alstom Projects India, Ltd. ....................................         49,538           538,612
     Amara Raja Batteries, Ltd. .....................................         47,843           199,125
     Amtek Auto, Ltd. ...............................................        320,212           834,506
     Anant Raj Industries, Ltd. .....................................         99,533           109,094
    *Andhra Bank, Ltd. ..............................................        319,415           776,482
     Ansal Properties & Infrastructure, Ltd. ........................         82,517            61,221
    *Apollo Hospitals Enterprise, Ltd. ..............................        249,642         2,644,612
     Apollo Tyres, Ltd. .............................................        663,125           776,087
     Aptech, Ltd. ...................................................         63,975           160,121
     Areva T&D India, Ltd. ..........................................        146,336           632,047


                                      1293

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    *Arvind, Ltd. ...................................................        324,737   $       726,692
    *Asahi India Glass, Ltd. ........................................        220,013           286,474
    *Ashok Leyland, Ltd. ............................................      2,564,521         1,430,050
     Asian Hotels East, Ltd. ........................................         13,104            78,744
     Asian Hotels West, Ltd. ........................................          6,100            19,094
     Aurobindo Pharma, Ltd. .........................................        541,470         1,414,193
     Automotive Axles, Ltd. .........................................         19,185           150,461
     Aventis Pharma, Ltd. ...........................................         23,466         1,130,115
     Bajaj Electricals, Ltd. ........................................         91,791           366,466
     Bajaj Finance, Ltd. ............................................         54,772           763,488
     Bajaj Finserv, Ltd. ............................................        115,432         1,278,048
     Bajaj Hindusthan, Ltd. .........................................        583,966           455,733
     Bajaj Holdings & Investment, Ltd. ..............................         86,830         1,317,248
     Balkrishna Industries, Ltd. ....................................         18,360            66,629
     Ballarpur Industries, Ltd. .....................................        910,052           549,409
     Balmer Lawrie & Co., Ltd. ......................................         23,290           281,042
     Balrampur Chini Mills, Ltd. ....................................        745,160           813,489
     Bank of Maharashtra, Ltd. ......................................        446,741           468,807
     Bannari Amman Sugars, Ltd. .....................................         15,663           190,029
     BASF India, Ltd. ...............................................         11,714           143,519
     Bata India, Ltd. ...............................................         86,199         1,276,819
     BEML, Ltd. .....................................................         29,184           315,338
     Bengal & Assam Co., Ltd. .......................................          3,943            19,043
     Berger Paints India, Ltd. ......................................        531,407         1,087,423
     BGR Energy Systems, Ltd. .......................................         96,372           648,854
     Bharat Forge, Ltd. .............................................        310,902         1,903,980
     Bhushan Steel, Ltd. ............................................        391,545         2,723,798
    *Biocon, Ltd. ...................................................         71,101           512,177
     Birla Corp., Ltd. ..............................................        104,359           686,788
     Bl Kashyap & Sons, Ltd. ........................................            554               133
     Blue Dart Express, Ltd. ........................................         17,025           560,290
     Blue Star, Ltd. ................................................        119,701           507,042
     Bombay Burmah Trading Co. ......................................          6,565            60,726
     Bombay Dyeing & Manufacturing Co., Ltd. ........................         56,142           491,653
     Bombay Rayon Fashions, Ltd. ....................................        105,219           623,517
     Brigade Enterprises, Ltd. ......................................          5,002             6,615
     Britannia Industries, Ltd. .....................................        151,875         1,464,766
     Cadila Healthcare, Ltd. ........................................         38,524           603,038
     Carborundum Universal, Ltd. ....................................        304,350           980,714
     Central Bank of India ..........................................        613,561         1,360,650
     Centum Electronics, Ltd. .......................................          6,822             9,293
     Century Enka, Ltd. .............................................          7,619            23,762
     Century Plyboards India, Ltd. ..................................        137,796           169,228
     Century Textiles & Industries, Ltd. ............................         71,457           470,104
     CESC, Ltd. .....................................................        164,998           928,333
     Chambal Fertilizers & Chemicals, Ltd. ..........................        539,201           994,013
    *Chemplast Sanmar, Ltd. .........................................         79,745             9,074
     Chennai Petroleum Corp., Ltd. ..................................        155,542           633,011
    *Cholamandalam Investment & Finance Co., Ltd. ...................         71,956           237,112
     City Union Bank, Ltd. ..........................................        630,312           588,811
     Clariant Chemicals (India), Ltd. ...............................         25,417           345,579
     CMC, Ltd. ......................................................         55,642           913,507
     Core Education & Technologies, Ltd. ............................        102,933           594,231
    *Coromandel International, Ltd. .................................        436,106         2,976,899
     Corporation Bank ...............................................         82,358           717,653
     Crisil, Ltd. ...................................................        101,450         1,834,645
     Dalmia Bharat Enterprises, Ltd. ................................         57,406           125,411
     Dalmia Cement (Bharat), Ltd. ...................................         30,095            10,475
    *DB Realty, Ltd. ................................................        119,940           176,494
     DCM Shriram Consolidated, Ltd. .................................        234,793           224,522
    *Deccan Chronicle Holdings, Ltd. ................................        104,772           110,883


                                      1294

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Deepak Fertilizers & Petrochemicals Corp., Ltd. ................        143,664   $       496,869
    *Development Credit Bank, Ltd. ..................................        332,645           305,266
     Dewan Housing Finance Corp., Ltd. ..............................        110,571           513,377
     Dhanalakshmi Bank, Ltd. ........................................         31,360            41,820
    *Dish TV (India), Ltd. ..........................................        813,051         1,259,517
     Dishman Pharmaceuticals & Chemicals, Ltd. ......................         45,678            48,941
     Divi's Laboratories, Ltd. ......................................         23,097           364,371
    *Dredging Corp. of India, Ltd. ..................................            127               599
     E.I.D. - Parry (India), Ltd. ...................................        285,956         1,302,041
     eClerx Services, Ltd. ..........................................         17,869           274,823
     Edelweiss Financial Services, Ltd. .............................        353,351           192,128
     Eicher Motors, Ltd. ............................................         44,035         1,526,684
     EIH, Ltd. ......................................................        368,326           706,587
     Elder Pharmaceuticals, Ltd. ....................................         41,972           344,730
     Electrosteel Casings, Ltd. .....................................        302,373           163,022
     Elgi Equipments, Ltd. ..........................................        224,474           318,220
     Emami, Ltd. ....................................................         24,405           200,570
    *Entertainment Network India, Ltd. ..............................         20,542           107,402
     Era Infra Engineering, Ltd. ....................................        162,645           507,567
     Esab India, Ltd. ...............................................         26,438           272,737
     Escorts, Ltd. ..................................................        148,837           258,455
    *Essar Ports, Ltd. ..............................................        224,622           367,806
    *Essar Shipping, Ltd. ...........................................        112,311           195,700
     Essel Propack, Ltd. ............................................        195,868           147,591
     Eveready Industries (India), Ltd. ..............................         77,672            55,145
    *Everonn Education, Ltd. ........................................         18,481           143,708
     FAG Bearings (India), Ltd. .....................................         26,817           705,623
     FDC, Ltd. ......................................................        245,896           461,864
     Federal Bank, Ltd. .............................................        360,342         3,052,044
    *Federal-Mogul Goetze (India), Ltd. .............................         60,504           285,715
     Financial Technologies (India), Ltd. ...........................         56,727           849,161
     Finolex Cables, Ltd. ...........................................        232,057           176,887
     Finolex Industries, Ltd. .......................................        229,394           303,138
    *Fortis Healthcare India, Ltd. ..................................        223,211           567,766
    *Fresenius Kabi Oncology, Ltd. ..................................         11,883            27,812
     Future Capital Holdings, Ltd. ..................................         47,702           138,587
     Gammon India, Ltd. .............................................         84,762           112,758
    *Gammon Infrastructure Projects, Ltd. ...........................         50,558            14,229
     Ganesh Housing Corp., Ltd. .....................................          1,657             4,061
     Gateway Distriparks, Ltd. ......................................        136,857           416,881
     Geodesic, Ltd. .................................................         97,598           117,619
     Geojit BNP Paribas Financial Services, Ltd. ....................         27,975            10,579
     GHCL, Ltd. .....................................................        108,622            80,914
     Gillette India, Ltd. ...........................................          9,020           411,253
     Gitanjali Gems, Ltd. ...........................................         90,316           637,293
    *GlaxoSmithKline Consumer Healthcare, Ltd. ......................         50,854         2,461,115
     Glenmark Pharmaceuticals, Ltd. .................................        157,157           995,979
     Godfrey Phillips India, Ltd. ...................................          3,004           212,796
     Godrej Consumer Products, Ltd. .................................         41,214           369,587
     Godrej Industries, Ltd. ........................................        263,939         1,093,353
    *Godrej Properties, Ltd. ........................................          7,448           105,809
     Gokul Refoils & Solvent, Ltd. ..................................         39,085            73,593
     Graphite India, Ltd. ...........................................        221,802           333,366
     Great Eastern Shipping Co., Ltd. ...............................        182,520           872,879
     Greaves Cotton, Ltd. ...........................................        461,835           838,993
     Grindwell Norton, Ltd. .........................................         18,171            94,969
     Gruh Finance, Ltd. .............................................         22,239           249,546
    *GTL Infrastructure, Ltd. .......................................        663,921           142,592
     Gujarat Alkalies & Chemicals, Ltd. .............................        135,835           393,630
     Gujarat Ambuja Exports, Ltd. ...................................        156,663            74,785
     Gujarat Fluorochemicals, Ltd. ..................................        145,154         1,582,473


                                      1295

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Gujarat Gas Co., Ltd. ..........................................        171,320   $     1,496,829
     Gujarat Industries Power Co., Ltd. .............................         44,878            74,437
     Gujarat Mineral Development Corp., Ltd. ........................        197,377           708,259
     Gujarat Narmada Valley Fertilizers Co., Ltd. ...................        190,388           362,608
     Gujarat NRE Coke, Ltd. .........................................        417,605           212,040
     Gujarat State Fertilizers & Chemicals, Ltd. ....................         97,061           941,768
     Gujarat State Petronet, Ltd. ...................................        392,087           799,752
     Gulf Oil Corp., Ltd. ...........................................         48,781            73,950
    *GVK Power & Infrastructure, Ltd. ...............................        161,022            46,906
     Havells India, Ltd. ............................................         77,448           565,451
     HCL Infosystems, Ltd. ..........................................        132,909           177,406
     HEG, Ltd. ......................................................         58,975           249,075
    *HeidelbergCement India, Ltd. ...................................        221,953           153,726
     Hexaware Technologies, Ltd. ....................................        637,166         1,161,379
     Hikal, Ltd. ....................................................         16,247            99,638
    *Himachal Futuristic Communications, Ltd. .......................      1,979,484           531,943
     Hinduja Global Solutions, Ltd. .................................         36,075           228,627
     Hinduja Ventures, Ltd. .........................................         36,075           247,348
     Hindustan Construction Co., Ltd. ...............................        909,744           542,156
    *Hindustan Oil Exploration Co., Ltd. ............................         90,236           219,271
     Honeywell Automation India, Ltd. ...............................          6,795           319,701
     Hotel Leelaventure, Ltd. .......................................        513,732           410,845
    *Housing Development & Infrastructure, Ltd. .....................        575,523         1,170,333
     HSIL, Ltd. .....................................................         88,826           325,110
     HT Media, Ltd. .................................................         67,258           197,162
     India Cements, Ltd. ............................................        477,152           783,792
     India Infoline, Ltd. ...........................................        403,194           614,908
     Indiabulls Financial Services, Ltd. ............................        394,273         1,232,838
     Indian Bank ....................................................        217,074           962,017
     Indian Hotels Co., Ltd. ........................................        887,643         1,268,980
     Indian Overseas Bank ...........................................        281,046           588,809
     Indo Rama Synthetics (India), Ltd. .............................        110,426            73,271
     Indoco Remedies, Ltd. ..........................................         12,300            95,543
     Indraprastha Gas, Ltd. .........................................         65,891           561,224
     IndusInd Bank, Ltd. ............................................        115,525           677,832
     INEOS ABS India, Ltd. ..........................................         23,441           300,377
     Info Edge (India), Ltd. ........................................         28,474           396,685
     Infotech Enterprises, Ltd. .....................................        174,836           421,058
     ING Vysya Bank, Ltd. ...........................................         21,126           145,585
     Ingersoll-Rand India, Ltd. .....................................         13,804           137,591
     Ipca Laboratories, Ltd. ........................................        163,730           852,500
     IRB Infrastructure Developers, Ltd. ............................        244,157           818,386
     IVRCL Infrastructures & Projects, Ltd. .........................        150,897           127,347
     J.B. Chemicals & Pharmaceuticals, Ltd. .........................         89,920           136,411
     Jagran Prakashan, Ltd. .........................................        214,855           479,104
     Jai Balaji Industries, Ltd. ....................................          1,974             3,608
     Jai Corp., Ltd. ................................................         54,486            93,191
     Jain Irrigation Systems, Ltd. ..................................        556,840         1,420,689
    *Jaiprakash Power Ventures, Ltd. ................................        194,262           152,444
     Jammu & Kashmir Bank, Ltd. .....................................         76,305         1,313,362
     JBF Industries, Ltd. ...........................................         85,460           216,800
    *Jet Airways (India), Ltd. ......................................         15,491            81,213
     Jindal Drilling & Industries, Ltd. .............................         13,908            90,383
     Jindal Poly Films, Ltd. ........................................         58,808           276,485
     Jindal Saw, Ltd. ...............................................        367,590         1,140,141
     JM Financial, Ltd. .............................................        222,159            86,210
    *JSL Stainless, Ltd. ............................................        207,228           402,517
    *JSW ISPAT Steel, Ltd. ..........................................      1,481,441           406,240
     Jubilant Industries, Ltd. ......................................          4,575            17,495
     Jubilant Organosys, Ltd. .......................................        104,136           420,155
     Jyothy Laboratories, Ltd. ......................................         41,393           121,761


                                      1296

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     K.S.B. Pumps, Ltd. .............................................         31,790   $       132,353
     Kajaria Ceram ..................................................         49,663           119,856
    *Kakinada Fertilizers, Ltd. .....................................        632,949           145,710
     Kalpataru Power Transmission, Ltd. .............................         71,383           160,338
     Kansai Nerolac Paints, Ltd. ....................................            198             3,445
     Karnataka Bank, Ltd. ...........................................        283,966           521,320
     Karur Vysya Bank, Ltd. .........................................        159,651         1,288,959
     Karuturi Global, Ltd. ..........................................        408,138            41,991
     KEC International, Ltd. ........................................        271,043           319,283
     Kesoram Industries, Ltd. .......................................         56,319           145,748
     Kewal Kiran Clothing, Ltd. .....................................          1,598            25,341
     Kirloskar Brothers, Ltd. .......................................            817             2,141
     Kirloskar Industries, Ltd. .....................................          8,177            45,968
     Kirloskar Oil Engines, Ltd. ....................................        218,179           580,797
     KPIT Cummins Infosystems, Ltd. .................................        107,009           351,149
    *KSK Energy Ventures, Ltd. ......................................        113,670           238,716
     Lakshmi Machine Works, Ltd. ....................................          7,965           314,135
     Lakshmi Vilas Bank, Ltd. .......................................         63,043           127,470
    *Lanco Infratech, Ltd. ..........................................      1,257,307           420,835
     Madhucon Projects, Ltd. ........................................          9,477            13,071
     Madras Cements, Ltd. ...........................................         69,358           145,083
    *Mahanagar Telephone Nigam, Ltd. ................................        172,067           110,531
     Maharashtra Scooters, Ltd. .....................................          4,550            30,258
     Maharashtra Seamless, Ltd. .....................................         99,628           692,551
     Mahindra & Mahindra Financial Services, Ltd. ...................        101,260         1,391,893
     Mahindra Lifespace Developers, Ltd. ............................         35,935           224,663
    *Marico, Ltd. ...................................................        785,704         2,463,698
    *Mastek, Ltd. ...................................................         30,383            54,672
    *MAX India, Ltd. ................................................        294,613         1,140,213
     McLeod Russel India, Ltd. ......................................        102,408           537,834
    *Mercator Lines, Ltd. ...........................................        198,879           109,171
     Merck, Ltd. ....................................................         20,256           275,670
     MindTree, Ltd. .................................................         21,161           173,554
     Monnet Ispat, Ltd. .............................................         68,695           640,050
     Monsanto India, Ltd. ...........................................         22,756           370,939
    *Moser Baer (India), Ltd. .......................................          1,309               719
    *Motherson Sumi Systems, Ltd. ...................................        628,155         2,417,413
     Motilal Oswal Financial Services, Ltd. .........................         18,723            32,273
    *Mphasis, Ltd. ..................................................        112,005           786,125
     MRF, Ltd. ......................................................          5,580           778,744
     Nagarjuna Construction Co., Ltd. ...............................        271,735           297,595
    *Nagarjuna Oil Refinery, Ltd. ...................................        575,408           132,464
     Nahar Capital & Financial Services, Ltd. .......................         10,494            11,587
     Nahar Poly Films, Ltd. .........................................         31,302            14,391
     Nahar Spinning Mills, Ltd. .....................................         55,299            67,917
     Natco Pharma, Ltd. .............................................         21,537           103,920
     Nava Bharat Ventures, Ltd. .....................................          3,094            10,958
     Navneet Publications India, Ltd. ...............................        216,124           295,838
     NESCO, Ltd. ....................................................          1,134            13,530
     NIIT Technologies, Ltd. ........................................        114,330           534,719
     NIIT, Ltd. .....................................................        340,635           335,161
    *Nitin Fire Protection Industries, Ltd. .........................        118,258            92,090
     Noida Toll Bridge Co., Ltd. ....................................        180,315            87,071
     Nucleus Software Exports, Ltd. .................................         27,503            39,862
     OCL India, Ltd. ................................................         56,194           110,948
    *OMAXE, Ltd. ....................................................        174,103           521,950
    *OnMobile Global, Ltd. ..........................................          5,906             7,083
     Opto Circuits India, Ltd. ......................................        347,144         1,775,098
     Orbit Corp., Ltd. ..............................................         18,562            12,874
     Orchid Chemicals & Pharmaceuticals, Ltd. .......................        113,459           383,919
     Orient Paper & Industries, Ltd. ................................        238,530           293,436


                                      1297

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Oriental Bank of Commerce ......................................         56,252   $       333,326
     Orissa Minerals Development Co., Ltd. ..........................            299           286,211
    *Oswal Chemical & Fertilizers, Ltd. .............................         27,266            33,375
     Page Industries, Ltd. ..........................................          2,766           144,078
     Panacea Biotec, Ltd. ...........................................         98,207           196,137
     Pantaloon Retail India, Ltd. ...................................          2,575            10,208
     Pantaloon Retail India, Ltd. Series B ..........................            257               687
    *Parsvnath Developers, Ltd. .....................................        305,536           499,834
    *Patni Computer Systems, Ltd. ...................................         88,721           608,207
    *Patni Computer Systems, Ltd. ADR ...............................         23,192           317,267
     Peninsula Land, Ltd. ...........................................        157,697           135,296
     Petronet LNG, Ltd. .............................................        759,911         2,511,417
     Pfizer, Ltd. ...................................................          1,054            28,727
     Phoenix Mills, Ltd. ............................................         43,332           178,204
     Pidilite Industries, Ltd. ......................................        856,406         2,843,170
    *Pipavav Defence & Offshore Engineering Co., Ltd. ...............        344,385           606,858
     Piramal Healthcare, Ltd. .......................................        224,771         1,658,730
     Plethico Pharmaceuticals, Ltd. .................................         31,223           247,803
     Polaris Software Lab, Ltd. .....................................        125,423           375,161
     Praj Industries, Ltd. ..........................................        196,902           342,100
     Pricol, Ltd. ...................................................             37                12
     Prism Cement, Ltd. .............................................        411,116           368,996
    *Proctor & Gamble Hygiene & Health Care, Ltd. ...................          1,788            73,225
     PTC India, Ltd. ................................................        601,567           866,666
     Radico Khaitan, Ltd. ...........................................        141,931           362,586
     Rain Commodities, Ltd. .........................................        384,415           235,934
     Rajesh Exports, Ltd. ...........................................        168,999           511,498
     Rallis India, Ltd. .............................................        296,530           976,341
    *Rama Newsprint & Papers, Ltd. ..................................          8,761             2,285
     Raymond, Ltd. ..................................................         98,113           780,087
    *Redington India, Ltd. ..........................................        398,000           773,009
     REI Agro, Ltd. .................................................      1,329,620           639,165
     REI Six Ten Retail, Ltd. .......................................        159,806            61,569
     Rolta India, Ltd. ..............................................        195,670           332,364
     Ruchi Soya Industries, Ltd. ....................................        371,710           834,644
     S Mobility, Ltd. ...............................................         69,436           143,436
     S. Kumars Nationwide, Ltd. .....................................        381,568           310,036
     Sadbhav Engineering, Ltd. ......................................         16,075            43,908
    *Satyam Computer Services, Ltd. .................................      1,448,406         2,093,702
    *SEAMEC, Ltd. ...................................................         51,027           108,065
     Shipping Corp. of India, Ltd. ..................................        375,182           567,909
     Shiv-Vani Oil & Gas Exploration Services, Ltd. .................          6,630            27,813
     Shoppers Stop, Ltd. ............................................         47,706           342,474
     Shree Cement, Ltd. .............................................         17,520           681,900
    *Shree Renuka Sugars, Ltd. ......................................        759,428           889,397
     Simplex Infrastructures, Ltd. ..................................          1,045             4,412
     Sintex Industries, Ltd. ........................................        503,140         1,212,514
     SKF India, Ltd. ................................................         68,494           926,104
     Sobha Developers, Ltd. .........................................        116,583           600,901
     Solar Industries India, Ltd. ...................................          1,650            27,396
     Sona Koyo Steering Systems, Ltd. ...............................         12,892             3,812
     Sonata Software, Ltd. ..........................................          8,168             4,738
     South Indian Bank, Ltd. ........................................      1,825,158           881,982
     SREI Infrastructure Finance, Ltd. ..............................        297,648           216,260
     SRF, Ltd. ......................................................        101,277           633,486
     State Bank of Bikaner & Jaipur .................................         45,845           371,645
     Sterling Biotech, Ltd. .........................................        305,767           416,809
     Sterlite Technologies, Ltd. ....................................        478,470           386,193
     Strides Arcolab, Ltd. ..........................................         76,183           615,724
    *Summit Securities, Ltd. ........................................            191               313
    *Sun Pharma Advanced Research Co., Ltd. .........................        282,311           477,826


                                      1298

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Sundaram Finance, Ltd. .........................................         18,312   $       190,648
     Sundaram-Clayton, Ltd. .........................................          7,780            23,807
     Sundram Fastners, Ltd. .........................................        365,122           437,835
     Supreme Industries, Ltd. .......................................        111,325           433,697
     Supreme Petrochem, Ltd. ........................................        144,830           189,949
    *Suzlon Energy, Ltd. ............................................      1,606,835         1,261,111
     Swaraj Engines, Ltd. ...........................................          3,100            29,058
     Syndicate Bank .................................................        426,884           940,121
     Taj GVK Hotels & Resorts, Ltd. .................................         67,501           128,094
     Tata Chemicals, Ltd. ...........................................        138,189           938,464
    #Tata Communications, Ltd. ADR ..................................         62,218           498,366
     Tata Elxsi, Ltd. ...............................................         51,574           238,108
     Tata Investment Corp., Ltd. ....................................         44,578           443,538
     Tata Tea, Ltd. .................................................        805,997         1,523,006
    *Tata Teleservices Maharashtra, Ltd. ............................      1,115,420           403,179
     TCI Developers, Ltd. ...........................................            452             1,444
     Tech Mahindra, Ltd. ............................................        103,525         1,235,349
    *Teledata Marine Solutions, Ltd. ................................        152,395             1,690
    *Teledata Technology Solutions, Ltd. ............................        114,297               632
     Texmaco Rail & Engineering, Ltd. ...............................        155,901           263,362
     Texmaco, Ltd. ..................................................        155,901            97,909
     Thermax India, Ltd. ............................................         84,627           802,535
     Thomas Cook India, Ltd. ........................................        155,539           156,141
     Time Technoplast, Ltd. .........................................        123,857           160,306
    *Timken India, Ltd. .............................................         23,005           104,299
     Titagarh Wagons, Ltd. ..........................................          9,801            88,148
     Torrent Pharmaceuticals, Ltd. ..................................        116,854         1,375,196
     Trent, Ltd. ....................................................         23,093           509,989
    *Trent, Ltd. Series B ...........................................          4,198            85,348
    *Triveni Turbine, Ltd. ..........................................        146,168           116,016
     TTK Prestige, Ltd. .............................................          7,962           428,060
     Tube Investments of India, Ltd. ................................        290,925           834,996
     Tulip IT Services, Ltd. ........................................        157,309           485,164
    *TV18 Broadcast, Ltd. ...........................................         79,058            73,183
     TVS Motor Co., Ltd. ............................................        443,719           624,711
     UCO Bank .......................................................        483,746           742,845
     Uflex, Ltd. ....................................................         70,409           253,185
     Unichem Laboratories, Ltd. .....................................        130,867           347,366
     United Phosphorus, Ltd. ........................................        622,285         1,864,114
     Usha Martin, Ltd. ..............................................        433,015           291,683
    *Vardhman Special Steels, Ltd. ..................................         15,258             6,580
     Vardhman Textiles, Ltd. ........................................         76,291           320,371
     Varun Shipping Co., Ltd. .......................................         82,640            31,705
     Vesuvius India, Ltd. ...........................................          1,802            14,667
     Videocon Industries, Ltd. ......................................        221,526           793,796
     Videsh Sanchar Nigam, Ltd. .....................................        142,262           550,950
     Vijaya Bank, Ltd. ..............................................        243,639           303,823
     VIP Industries, Ltd. ...........................................        149,430           531,498
     Voltas, Ltd. ...................................................        247,067           504,876
     WABCO India, Ltd. ..............................................          6,749           190,835
     Walchandnagar Industries, Ltd. .................................            166               293
     Welspun Corp., Ltd. ............................................        243,726           535,344
    *Welspun Global Brands, Ltd. ....................................          9,265             7,325
    *Welspun India, Ltd. ............................................         52,060            33,909
    *Welspun Investments & Commercials, Ltd. ........................          3,961             3,659
    *Wockhardt, Ltd. ................................................         56,338           511,447
     Wyeth, Ltd. ....................................................         37,441           766,206
     Yes Bank, Ltd. .................................................        143,407           919,291
     Zee Entertainment Enterprises, Ltd. ............................        457,832         1,124,254
    *Zee Learn, Ltd. ................................................         57,229            22,565
     Zensar Technologies, Ltd. ......................................         82,234           220,984


                                      1299

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Zuari Industries, Ltd. .........................................         42,970   $       527,108
     Zydus Wellness, Ltd. ...........................................         16,930           196,381
                                                                                       ---------------
TOTAL INDIA .........................................................                      187,159,793
                                                                                       ---------------
INDONESIA -- (4.4%)
     PT Adhi Karya Tbk ..............................................        354,500            20,985
     PT AKR Corporindo Tbk ..........................................     11,653,700         3,942,357
     PT Aneka Tambang Tbk ...........................................      9,210,000         1,843,451
     PT Asahimas Flat Glass Tbk .....................................        983,000           834,591
     PT Astra Graphia Tbk ...........................................      1,904,000           234,181
    *PT Bakrie & Brothers Tbk .......................................    307,328,500         1,785,092
     PT Bakrie Sumatera Plantations Tbk .............................     46,165,500         1,512,268
    *PT Bakrie Telecom Tbk ..........................................     60,463,398         2,002,500
    *PT Bakrieland Development Tbk ..................................    135,496,250         1,747,807
     PT Bank Bukopin Tbk ............................................     13,888,166         1,052,476
     PT Bank Tabungan Negara Tbk ....................................      9,277,212         1,493,361
    *PT Bank Tabungan Pensiunan Nasional Tbk ........................        352,500           147,976
    *PT Barito Pacific Tbk ..........................................      8,476,000           777,069
    *PT Berlian Laju Tanker Tbk .....................................     33,217,366           711,553
    *PT Bhakti Investama Tbk ........................................     87,247,400         2,429,027
    *PT Bisi International Tbk ......................................      5,636,000           641,746
     PT Budi Acid Jaya Tbk ..........................................      5,947,000           156,102
    *PT Bumi Serpong Damai Tbk ......................................     28,470,700         2,929,721
    *PT Central Proteinaprima Tbk ...................................     21,920,000           131,235
    *PT Chandra Asri Petrochemical Tbk ..............................         13,500             4,397
    *PT Charoen Pokphand Indonesia Tbk ..............................     19,232,500         5,727,240
     PT Ciputra Development Tbk .....................................     30,408,580         1,667,277
     PT Ciputra Surya Tbk ...........................................      3,133,000           296,517
    *PT Citra Marga Nusaphala Persada Tbk ...........................      7,897,000         1,340,381
     PT Clipan Finance Indonesia Tbk ................................      1,482,000            76,772
    *PT Darma Henwa Tbk .............................................     56,172,100           493,581
    *PT Davomas Adabi Tbk ...........................................     41,356,500           231,560
    *PT Delta Dunia Makmur Tbk ......................................     20,355,000         1,428,016
     PT Elnusa Tbk ..................................................      1,749,500            41,166
    *PT Energi Mega Persada Tbk .....................................     87,372,000         1,590,906
     PT Ever Shine Textile Tbk ......................................      3,654,640            40,045
    *PT Fajar Surya Wisesa Tbk ......................................          5,000             1,671
     PT Gajah Tunggal Tbk ...........................................      6,588,000         2,014,606
     PT Global Mediacom Tbk .........................................     20,618,500         1,851,054
     PT Gozco Plantations Tbk .......................................      7,246,500           248,510
    *PT Hanson International Tbk ....................................      7,570,000           173,926
     PT Hexindo Adiperkasa Tbk ......................................        821,000           719,470
     PT Holcim Indonesia Tbk ........................................      9,852,500         2,127,350
    *PT Indah Kiat Pulp & Paper Corp. Tbk ...........................      9,763,000         1,115,853
     PT Indika Energy Tbk ...........................................      3,834,500         1,218,055
     PT Indorama Synthetics Tbk .....................................        485,000           126,861
    *PT Inovisi Infracom Tbk ........................................         67,200            42,053
    *PT Intiland Development Tbk ....................................     12,845,032           365,161
     PT Japfa Comfeed Indonesia Tbk .................................      3,168,000         1,804,633
    *PT Jasa Marga Tbk ..............................................      2,095,500           903,184
     PT Jaya Real Property Tbk ......................................      1,967,500           331,158
     PT Kalbe Farma Tbk .............................................      1,635,738           636,713
    *PT Kawasan Industri Jababeka Tbk ...............................     76,055,000         1,355,538
     PT Lippo Karawaci Tbk ..........................................     59,407,812         4,259,280
     PT Matahari Putra Prima Tbk ....................................      7,659,128           850,926
     PT Mayorah Indah Tbk ...........................................      2,187,000         3,472,156
     PT Medco Energi Internasional Tbk ..............................      5,930,000         1,540,574
    *PT Media Nusantara Citra Tbk ...................................     14,124,985         1,744,901
     PT Mitra Adiperkasa Tbk ........................................      3,953,500         2,177,443
    *PT Mitra International Resources Tbk ...........................      6,855,000           123,897
    *PT Pabrik Kertas Tjiwi Kimia Tbk ...............................        464,000           106,408


                                      1300

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDONESIA -- (Continued)
    *PT Pakuwon Jati Tbk ............................................     12,934,000   $     1,245,864
    *PT Panasia Indosyntec Tbk ......................................         79,000             1,825
    *PT Panin Financial Tbk .........................................     40,083,500           542,139
     PT Panin Insurance Tbk .........................................      6,609,000           338,391
     PT Perusahaan Perkebunan London Sumatra Indonesia Tbk ..........     10,183,500         2,504,632
    *PT Polaris Investama Tbk .......................................      2,730,500           364,923
    *PT Polychem Indonesia Tbk ......................................      5,812,000           405,776
     PT Ramayana Lestari Sentosa Tbk ................................     14,295,000         1,072,630
     PT Resource Alam Indonesia Tbk .................................        280,000           166,882
     PT Sampoerna Agro Tbk ..........................................      2,496,500           844,551
     PT Samudera Indonesia Tbk ......................................        222,500            85,770
     PT Selamat Sempurna Tbk ........................................      3,625,000           532,980
    *PT Sentul City Tbk .............................................     62,772,000         1,988,941
     PT Sinar Mas Agro Resources & Technology Tbk ...................      1,071,460           766,959
     PT Summarecon Agung Tbk ........................................     19,315,532         2,527,739
    *PT Sunson Textile Manufacturer Tbk .............................      2,325,500            41,197
    *PT Surabaya Agung Industri Pulp & Kertas Tbk ...................         64,500             2,805
     PT Surya Citra Media Tbk .......................................         56,000            39,876
    *PT Surya Dumai Industri Tbk ....................................      3,298,500                --
    *PT Suryainti Permata Tbk .......................................      7,252,000            72,909
    *PT Texmaco Jaya Tbk ............................................         93,000            30,991
    *PT Tiga Pilar Sejahtera Food Tbk ...............................      3,114,500           226,686
     PT Timah Tbk ...................................................     13,764,500         3,050,114
     PT Trada Maritime Tbk ..........................................     22,343,513         2,205,108
    *PT Trias Sentosa Tbk ...........................................     38,725,600         2,028,076
     PT Trimegah Securities Tbk .....................................      9,741,000           103,424
    *PT Truba Alam Manunggal Engineering Tbk ........................     21,316,500           119,769
     PT Tunas Baru Lampung Tbk ......................................      7,426,000           504,001
     PT Tunas Ridean Tbk ............................................     13,838,000           961,628
    *PT Ultrajaya Milk Industry & Trading Co. Tbk ...................        390,000            47,106
     PT Unggul Indah Cahaya Tbk .....................................         48,239             9,809
     PT Wijaya Karya Tbk ............................................      6,921,000           402,674
                                                                                       ---------------
TOTAL INDONESIA .....................................................                       89,878,912
                                                                                       ---------------
ISRAEL -- (0.0%)
     Alony Hetz Properties & Investments, Ltd. ......................              1                 2
     Beit Shemesh Engines Holdings, Ltd. ............................             --                --
     Delta-Galil Industries, Ltd. ...................................              1                 4
    *Electra Real Estate, Ltd. ......................................              1                 3
    *Feuchtwanger Investments, Ltd. .................................          4,200                14
     Formula Systems (1985), Ltd. ...................................             --                 3
    *Formula Vision Technologies, Ltd. ..............................              1                --
    *Jerusalem Oil Exploration, Ltd. ................................             --                 3
    *Knafaim Holdings, Ltd. .........................................         19,085            96,030
    *Metis Capital, Ltd. ............................................            919             1,102
     Mivtach Shamir Holdings, Ltd. ..................................         15,288           442,403
    *Naphtha Israel Petroleum Corp., Ltd. ...........................              1                 3
     Osem Investments, Ltd. .........................................              1                 9
     Super-Sol, Ltd. Series B .......................................             --                 2
                                                                                       ---------------
TOTAL ISRAEL ........................................................                          539,578
                                                                                       ---------------
MALAYSIA -- (5.5%)
    *A&M Realty Berhad ..............................................        130,000            17,957
     Acoustech Berhad ...............................................        128,000            24,535
     Adventa Berhad .................................................          4,600             2,571
     Aeon Co. Berhad ................................................        974,200         2,213,411
    *Aeon Credit Service M Berhad ...................................         16,600            26,563
     Affin Holdings Berhad ..........................................        331,800           316,980
    *Alam Maritim Resources Berhad ..................................        589,600           154,931
     Al-'Aqar KPJ REIT Berhad .......................................         75,371            27,191
     Alliance Financial Group Berhad ................................        259,900           297,455


                                      1301

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     Amcorp Properties Berhad .......................................        652,033   $        95,080
     Amway (Malaysia) Holdings Berhad ...............................        396,700         1,135,743
    *Ancom Berhad ...................................................        361,200            42,039
     Ann Joo Resources Berhad .......................................        981,750           687,025
    *Anson Perdana Berhad ...........................................         10,000               147
     APM Automotive Holdings Berhad .................................        258,700           369,214
     Asas Dunia Berhad ..............................................        100,400            33,015
    *Asia Pacific Land Berhad .......................................      1,888,600           260,316
     Bandar Raya Developments Berhad ................................      1,190,200           767,649
     Berjaya Assets Berhad ..........................................        810,100           226,382
     Berjaya Corp. Berhad ...........................................      5,038,800         1,691,966
     Berjaya Land Berhad ............................................      3,734,000         1,196,954
    *Berjaya Media Berhad ...........................................         92,600            13,055
     BIMB Holdings Berhad ...........................................      1,377,000           902,301
     Bintulu Port Holdings Berhad ...................................         23,400            50,695
     Bolton Berhad ..................................................        656,600           176,020
     Boustead Heavy Industries Corp. Berhad .........................         30,600            28,056
     Boustead Holdings Berhad .......................................        706,520         1,226,451
     Bursa Malaysia Berhad ..........................................      1,390,400         3,062,029
     Cahya Mata Sarawak Berhad ......................................        823,600           536,451
     Carlsberg Brewery Malaysia Berhad ..............................        655,600         1,496,294
    *CB Industrial Product Holding Berhad ...........................        202,410           241,801
     Chemical Co. of Malaysia Berhad ................................        443,200           242,237
     Chin Teck Plantations Berhad ...................................         33,000            88,362
    *CI Holdings Berhad .............................................        107,900           171,414
     Coastal Contracts Berhad .......................................        623,866           391,286
     CSC Steel Holdings Berhad ......................................        508,200           232,553
     Cycle & Carriage Bintang Berhad ................................         15,000            16,438
    *Datuk Keramik Holdings Berhad ..................................         24,000                --
     Dayang Enterprise Holdings Berhad ..............................        742,631           418,872
    *Dialog Group Berhad ............................................      6,956,692         5,402,167
     Dijaya Corp. Berhad ............................................        333,300           151,361
     DRB-Hicom Berhad ...............................................      3,943,700         2,674,045
     Dutch Lady Milk Industries Berhad ..............................        125,700           834,387
     Eastern & Oriental Berhad ......................................      1,729,900           790,298
     ECM Libra Avenue Berhad ........................................      1,672,601           424,384
    *Encorp Berhad ..................................................         89,200            16,835
     Eng Kah Corp. Berhad ...........................................         19,900            20,307
     Esso Malaysia Berhad ...........................................        420,600           502,403
     Evergreen Fibreboard Berhad ....................................        984,700           322,022
     Faber Group Berhad .............................................        662,800           368,623
     Far East Holdings Berhad .......................................         61,500           139,606
    *Fountain View Development Berhad ...............................        808,200                --
     Fraser & Neave Holdings Berhad .................................        268,700         1,484,746
     George Kent (Malaysia) Berhad ..................................         34,200            10,620
     Globetronics Technology Berhad .................................        437,860           130,211
     Glomac Berhad ..................................................        794,200           218,916
    *Golden Plus Holdings Berhad ....................................        216,000            73,924
     Goldis Berhad ..................................................        524,250           282,005
     Grand United Holdings Berhad ...................................        787,000           303,637
     Guiness Anchor Berhad ..........................................        787,900         2,759,300
     GuocoLand (Malaysia) Berhad ....................................        719,200           210,442
     Hai-O Enterprise Berhad ........................................        348,480           217,937
     Hap Seng Consolidated Berhad ...................................      3,728,540         1,842,913
     Hap Seng Plantations Holdings Berhad ...........................        303,300           264,733
     Hartalega Holdings Berhad ......................................        224,250           397,387
     Hock Seng Lee Berhad ...........................................      1,030,506           483,611
    *Hong Leong Capital Berhad ......................................         90,000            36,495
     Hong Leong Industries Berhad ...................................        605,900           790,308
    *Hovid Berhad ...................................................        922,600            61,315
     Hunza Properties Berhad ........................................        446,200           219,046


                                      1302

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     Hwang-DBS (Malaysia) Berhad ....................................        293,200   $       219,557
     IGB Corp. Berhad ...............................................      2,497,455         1,611,585
     IJM Land Berhad ................................................      1,942,100         1,456,130
     IJM Plantations Berhad .........................................      1,188,700         1,022,141
    *Insas Berhad ...................................................      1,649,688           270,001
     Integrated Logistics Berhad ....................................        299,815            70,068
     Integrax Berhad ................................................         36,600            13,621
    *Jaks Resources Berhad ..........................................        800,700           153,927
     Jaya Tiasa Holdings Berhad .....................................        436,390           809,226
     JT International Berhad ........................................        550,600         1,137,631
    *K & N Kenanga Holdings Berhad ..................................        789,900           148,360
    *Karambunai Corp. Berhad ........................................      3,120,500           145,150
     Keck Seng (Malaysia) Berhad ....................................        828,150         1,030,201
     Kencana Petroleum Berhad .......................................      2,208,964         1,851,457
     KFC Holdings (Malaysia) Berhad .................................      2,239,200         2,523,029
     Kian Joo Can Factory Berhad ....................................      1,091,080           677,985
     Kim Loong Resources Berhad .....................................        224,660           148,604
     Kinsteel Berhad ................................................      1,360,700           254,909
     KLCC Property Holdings Berhad ..................................        926,400           938,245
     KNM Group Berhad ...............................................      2,410,950         1,119,292
     Kossan Rubber Industries Berhad ................................        553,200           514,703
     KPJ Healthcare Berhad ..........................................        819,250         1,115,856
     KrisAssets Holdings Berhad .....................................         88,863           123,033
     KSL Holdings Berhad ............................................        649,266           299,971
     KUB Malaysia Berhad ............................................      1,353,500           305,232
    *Kulim Malaysia Berhad ..........................................      2,144,200         2,497,574
    *Kumpulan Europlus Berhad .......................................        900,100           299,502
     Kumpulan Fima Berhad ...........................................        123,150            66,120
    *Kumpulan Hartanah Selangor Berhad ..............................        101,900             9,510
     Kumpulan Perangsang Selangor Berhad ............................        361,700           106,299
    *Kurnia Asia Berhad .............................................      2,485,800           405,739
     Kwantas Corp. Berhad ...........................................        343,600           208,078
    *Landmarks Berhad ...............................................        923,400           346,256
     Latexx Partners Berhad .........................................         17,300            10,172
    *LBS Bina Group Berhad ..........................................        161,800            37,307
    *Leader Universal Holdings Berhad ...............................      1,018,700           315,059
     Leong Hup Holdings Berhad ......................................        397,700           209,419
     Lingkaran Trans Kota Holdings Berhad ...........................        915,600         1,033,132
    *Lingui Development Berhad ......................................        102,600            51,534
     Lion Diversified Holdings Berhad ...............................          4,600               586
     Lion Industries Corp. Berhad ...................................      1,699,000           839,883
     LPI Capital Berhad .............................................         22,480            96,612
     Mah Sing Group Berhad ..........................................      1,168,840           773,438
    *Malayan Flour Mills Berhad .....................................         39,500            93,887
    *Malayan United Industries Berhad ...............................         23,219             1,249
     Malaysia Building Society Berhad ...............................      1,707,400           975,672
    *Malaysian Airlines System Berhad ...............................        173,200            82,389
     Malaysian Bulk Carriers Berhad .................................        379,300           229,685
    *Malaysian Pacific Industries Berhad ............................        262,813           281,158
     Malaysian Resources Corp. Berhad ...............................      3,481,249         2,272,849
     Mamee Double Decker Berhad .....................................          5,100             7,172
    *Mancon Berhad ..................................................         12,000             3,403
     Marco Holdings Berhad ..........................................      2,815,400           131,925
     MBM Resources Berhad ...........................................        326,866           333,160
     Media Prima Berhad .............................................      2,567,803         2,115,596
     Mega First Corp. Berhad ........................................        361,600           181,823
    *MEMS Technology Berhad .........................................      1,917,000            37,490
     Metro Kajang Holdings Berhad ...................................        160,429            78,528
    *MK Land Holdings Berhad ........................................        775,500            81,052
     MNRB Holdings Berhad ...........................................        497,100           472,734
    *Mudajaya Group Berhad ..........................................        550,666           417,289


                                      1303

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     Muhibbah Engineering Berhad ....................................        864,250   $       339,192
    *Mulpha International Berhad ....................................      5,735,700           749,787
     Multi-Purpose Holdings Berhad ..................................        502,700           432,815
     Naim Holdings Berhad ...........................................        622,300           387,933
    *Narra Industries Berhad ........................................         16,000             2,503
     NCB Holdings Berhad ............................................      1,147,200         1,395,470
    *Nikko Electronics Berhad .......................................         36,600               119
     Notion VTEC Berhad .............................................        393,266           215,766
     NTPM Holdings Berhad ...........................................      1,203,180           199,448
     NV Multi Corp. Berhad ..........................................        129,270             1,124
    *NWP Holdings Berhad ............................................        112,000             4,381
     Nylex (Malaysia) Berhad ........................................        464,457            87,528
     Oriental Holdings Berhad .......................................         63,500            91,813
     OSK Holdings Berhad ............................................      2,159,288         1,210,629
     P.I.E. Industrial Berhad .......................................        140,100           161,448
     Padini Holdings Berhad .........................................        111,800            37,650
     Panasonic Manufacturing Malaysia Berhad ........................        157,184         1,005,656
    *Panglobal Berhad ...............................................         14,000             8,624
     Paramount Corp. Berhad .........................................        128,100            71,874
     PBA Holdings Berhad ............................................        274,100            87,283
     Pelikan International Corp. Berhad .............................        783,940           214,902
    *Perisai Petroleum Teknologi Berhad .............................      1,139,600           240,435
     Perusahaan Sadur Timah Malaysia (Perstima) Berhad ..............          5,000             6,398
    *Perwaja Holdings Berhad ........................................         93,400            24,847
    *Pharmaniaga Berhad .............................................         12,287            20,706
     PJ Development Holdings Berhad .................................      1,070,900           256,916
     POS Malaysia Berhad ............................................        672,600           609,455
     Press Metal Berhad .............................................        388,400           242,933
    *Prime Utilities Berhad .........................................          3,000                88
     Protasco Berhad ................................................        575,600           182,166
     Proton Holdings Berhad .........................................      1,404,700         1,222,000
    *Puncak Niaga Holding Berhad ....................................        145,220            58,262
     QL Resources Berhad ............................................      1,615,320         1,498,439
     QSR Brands Berhad ..............................................        148,433           274,367
     RCE Capital Berhad .............................................      1,023,900           157,312
    *Rekapacific Berhad .............................................         55,000                --
     Salcon Berhad ..................................................        572,400            97,990
     SapuraCrest Petroleum Berhad ...................................      1,649,700         2,169,547
     Sarawak Oil Palms Berhad .......................................        179,660           246,821
     Scientex Berhad ................................................        344,862           262,043
    *Scomi Group Berhad .............................................      3,486,900           339,100
     Selangor Dredging Berhad .......................................      1,118,200           261,224
     Selangor Properties Berhad .....................................         76,600            83,148
     Shangri-La Hotels Malaysia Berhad ..............................        171,200           133,878
     SHL Consolidated Berhad ........................................        277,400           123,991
     Sino Hua-An International Berhad ...............................        419,900            35,301
    *South East Asia Lumber, Inc. Berhad ............................        386,100            58,626
     Southern Acids (Malaysia) Berhad ...............................         41,000            27,075
    *SPK Sentosa Corp. Berhad .......................................        145,800            14,079
    *SRI Hartemas Berhad ............................................         65,000                --
     Star Publications (Malaysia) Berhad ............................        699,600           729,032
     Subur Tiasa Holdings Berhad ....................................        386,085           295,159
    *Sunway Berhad ..................................................      1,938,370         1,472,100
     Supermax Corp. Berhad ..........................................        825,500           991,127
     Suria Capital Holdings Berhad ..................................        672,800           348,681
     Ta Ann Holdings Berhad .........................................        589,507           952,355
     TA Enterprise Berhad ...........................................      4,878,900           931,723
     TA Global Berhad ...............................................      2,927,340           283,775
     TAHPS Group Berhad .............................................          4,000             5,587
     Tan Chong Motor Holdings Berhad ................................      1,344,900         1,962,312
     TDM Berhad .....................................................        380,000           368,064


                                      1304

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
    *Tebrau Teguh Berhad ............................................      1,016,400   $       239,014
     TH Plantations Berhad ..........................................        563,700           383,756
     Three-A Resources Berhad .......................................        370,700           151,352
    *Time Dotcom Berhad .............................................      4,663,340           938,061
     Top Glove Corp. Berhad .........................................        765,760         1,063,199
     Tradewinds (Malaysia) Berhad ...................................        384,000         1,105,658
     Tradewinds Corp. Berhad ........................................        380,100            99,473
     TRC Synergy Berhad .............................................        155,520            32,280
     TSH Resources Berhad ...........................................        140,700           144,507
     UAC Berhad .....................................................         44,715            43,104
     Uchi Technologies Berhad .......................................        658,800           267,150
     Unico-Desa Plantations Berhad ..................................      1,853,775           657,000
     Unisem (Malaysia) Berhad .......................................      1,369,090           556,156
     United Malacca Berhad ..........................................        391,050           850,524
     United Plantations Berhad ......................................        508,900         2,880,414
     VS Industry Berhad .............................................        344,026           151,798
     Wah Seong Corp. Berhad .........................................      1,265,593           873,278
     WCT Berhad .....................................................      2,291,900         1,930,628
     Wing Tai Malaysia Berhad .......................................        544,400           282,559
     WTK Holdings Berhad ............................................      1,165,000           537,434
     Yeo Hiap Seng Malaysia Berhad ..................................         56,760            32,049
     YNH Property Berhad ............................................        824,198           465,263
     YTL Cement Berhad ..............................................         98,600           146,720
     YTL e-Solutions Berhad .........................................      3,485,600           997,175
    *YTL Land & Development Berhad ..................................         47,800            19,230
     Zhulian Corp. Berhad ...........................................        256,533           141,663
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                      112,061,070
                                                                                       ---------------
MEXICO -- (3.5%)
     Alsea de Mexico S.A.B. de C.V. .................................        928,237           960,485
     Arca Continental S.A.B. de C.V. ................................      4,727,621        22,437,310
   #*Axtel S.A.B. de C.V. ...........................................      1,847,779           605,897
    #Bolsa Mexicana de Valores S.A. de C.V. .........................      1,170,408         1,913,648
    *Carso Infraestructura y Construccion S.A.B. de C.V. ............      1,809,924         1,085,112
     Cia Minera Autlan S.A.B. de C.V. Series B ......................        104,500           108,601
     Compartamos S.A.B. de C.V. .....................................      2,375,700         3,672,201
    #Consorcio ARA S.A.B. de C.V. Series * ..........................      1,966,800           538,667
    *Consorcio Hogar S.A.B. de C.V. Series B ........................         76,693            27,623
    *Controladora Comercial Mexicana S.A.B. de C.V. Series B ........      1,018,801         1,471,593
    *Corporacion GEO S.A.B. de C.V. Series B ........................      1,330,000         1,835,274
    *Corporacion Interamericana de Entramiento S.A.B. de
         C.V. Series B ..............................................        960,372           430,932
    *Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B ...          1,623               388
     Corporacion Moctezuma S.A.B. de C.V. Series * ..................        858,200         1,917,701
     Corporativo Fragua S.A.B. de C.V. ..............................             31               343
     Corporativo GBM S.A.B. de C.V. .................................         29,028            11,326
   #*Desarrolladora Homex S.A.B. de C.V. ............................        206,800           518,280
    *Empaques Ponderosa S.A. de C.V. Series B .......................        206,000            13,912
   #*Empresas ICA S.A.B. de C.V. ....................................        655,818           877,409
   #*Empresas ICA S.A.B. de C.V. Sponsored ADR ......................        623,989         3,325,861
    *Financiera Independencia S.A.B. de C.V. ........................        215,935           103,698
   #*Genomma Lab Internacional S.A.B. de C.V. Series B ..............      1,003,072         2,056,271
    *Gruma S.A.B. de C.V. ADR .......................................         33,070           257,615
    *Gruma S.A.B. de C.V. Series B ..................................      1,253,434         2,451,001
    #Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ............        419,100           704,737
     Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR ........          2,342            31,594
     Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B .......         34,300           119,524
    #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR .............         62,500         3,600,000
     Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B ........        188,500         1,084,579
    *Grupo Cementos de Chihuahua S.A.B. de C.V. .....................        826,400         2,579,593
    *Grupo Famsa S.A.B. de C.V. Series A ............................        403,600           361,596
    #Grupo Herdez S.A.B. de C.V. Series * ...........................        594,200         1,091,470


                                      1305

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MEXICO -- (Continued)
     Grupo Industrial Maseca S.A.B. de C.V. Series B ................        578,600   $       642,117
    *Grupo Industrial Saltillo S.A.B. de C.V. .......................        165,900           159,340
     Grupo Kuo S.A.B. de C.V. Series B ..............................        222,767           292,521
    *Grupo Nutrisa S.A.B. de C.V. ...................................            188               712
    *Grupo Posadas S.A.B. de C.V. Series L ..........................        199,000           234,135
    *Grupo Qumma S.A. de C.V. Series B ..............................        105,334             1,423
   #*Grupo Simec S.A. de C.V. Series B ..............................        322,190           719,228
    *Impulsora del Desarrollo y El Empleo en America Latina
        S.A.B. de C.V. ..............................................         61,100            89,539
     Industrias Bachoco S.A.B. de C.V. Series B .....................        208,419           387,062
    *Industrias CH S.A.B. de C.V. Series B ..........................      1,172,808         3,817,544
    *Inmuebles Carso S.A.B. de C.V. Series B-1 ......................        282,347           215,039
    *Megacable Holdings S.A.B. de C.V. ..............................         85,759           180,115
   #*Promotora y Operadora de Infraestructura S.A.B de C.V. .........        533,844         2,155,084
    *Qualitas Cia de Seguros S.A. de C.V. ...........................          1,600             1,273
    *Sanluis Rassini S.A.P.I. de C.V. Series A ......................          3,300                --
    *Sanluis Rassini S.A.P.I. de C.V. Series B ......................          4,642                --
    *Sanluis Rassini S.A.P.I. de C.V. Series C ......................          4,642                --
    *Savia S.A. de C.V. Series A ....................................        610,700            36,659
     TV Azteca S.A.B. de C.V. .......................................      6,581,300         3,985,225
    *Urbi Desarrollos Urbanos S.A.B. de C.V. ........................      1,060,078         1,351,446
    *Vitro S.A.B. de C.V. Series A ..................................        736,702           632,943
                                                                                       ---------------
TOTAL MEXICO ........................................................                       71,095,646
                                                                                       ---------------
PHILIPPINES -- (2.0%)
     A. Soriano Corp. ...............................................      3,430,211           264,030
     Aboitiz Equity Ventures, Inc. ..................................      3,668,400         3,501,508
     Alaska Milk Corp. ..............................................      1,404,000           396,893
     Alsons Consolidated Resources, Inc. ............................      2,656,000            77,613
    *Atlas Consolidated Mining & Development Corp. ..................      1,153,700           523,268
    *Belle Corp. ....................................................     14,252,000         1,255,320
     Cebu Holdings, Inc. ............................................      2,284,000           134,963
     China Banking Corp. ............................................         21,377           198,307
    *Digital Telecommunications Philippines., Inc. ..................     15,152,200           563,762
    *Empire East Land Holdings, Inc. ................................      8,473,000           119,596
     Filinvest Development Corp. ....................................     13,970,922         1,265,075
     Filinvest Land, Inc. ...........................................     72,127,577         1,921,348
    *First Gen Corp. ................................................      3,103,800         1,005,990
     First Philippines Holdings Corp. ...............................      1,527,600         1,857,974
     Ginebra San Miguel, Inc. .......................................        999,000           573,146
    *Global Estate Resorts, Inc. ....................................      5,471,000           271,012
     House of Investments, Inc. .....................................        692,000            47,698
    *International Container Terminal Services, Inc. ................      1,471,520         1,899,826
    *Ionics, Inc. ...................................................        100,825             2,338
     Jollibee Foods Corp. ...........................................      1,101,000         2,329,647
    *Lepanto Consolidated Mining Co. Series B .......................     12,180,000           393,999
     Lopez Holdings Corp. ...........................................      7,752,000           849,607
     Macroasia Corp. ................................................        447,500            32,803
    *Manila Mining Corp. Series B ...................................    147,962,500           219,245
     Manila Water Co., Inc. .........................................      2,078,000           942,636
     Megaworld Corp. ................................................     29,657,000         1,287,450
    *Metro Pacific Corp. Series A ...................................      1,827,193            89,142
     Metro Pacific Investments Corp. ................................     19,032,000         1,447,367
    *Paxys, Inc. ....................................................        324,280             9,479
    *Pepsi-Cola Products Philippines, Inc. ..........................      2,981,000           142,854
     Philex Mining Corp. ............................................        193,900           109,890
    *Philippine Bank of Communications ..............................         14,726            24,160
    *Philippine National Bank .......................................      1,006,375         1,271,721
    *Philippine National Construction Corp. .........................        173,000            19,883
     Philippine Savings Bank ........................................        356,863           587,769
     Philippine Stock Exchange, Inc. ................................         48,990           262,018
    *Philippine Townships, Inc. .....................................        318,732            35,510


                                      1306

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PHILIPPINES -- (Continued)
     PhilWeb Corp. ..................................................      1,045,600   $       372,006
     Phinma Corp. ...................................................        135,549            37,056
     RFM Corp. ......................................................      8,590,268           240,614
     Rizal Commercial Banking Corp. .................................        930,200           681,275
     Robinson's Land Corp. Series B .................................      6,769,605         1,960,160
     Security Bank Corp. ............................................        850,370         1,727,431
     Semirara Mining Corp. ..........................................        320,280         1,589,279
     Shang Properties, Inc. .........................................      1,759,970            78,396
     SM Development Corp. ...........................................     15,971,197         2,957,534
     Southeast Asia Cement Holdings, Inc. ...........................      4,104,000           138,570
     Union Bank of Philippines ......................................        347,530           495,171
    *Universal Rightfield Property Holdings, Inc. ...................      1,062,000               697
     Universal Robina Corp. .........................................      3,594,015         3,944,100
    *Victorias Milling Co., Inc. ....................................        139,680             2,851
     Vista Land & Lifescapes, Inc. ..................................      7,780,000           543,382
    *Yehey! Corp. ...................................................         29,670                --
                                                                                       ---------------
TOTAL PHILIPPINES ...................................................                       40,703,369
                                                                                       ---------------
POLAND -- (1.7%)
     Agora SA .......................................................         83,741           387,273
     Amica Wronki SA ................................................         12,603           119,511
    *AmRest Holdings SE .............................................         37,993           803,442
     Apator SA ......................................................         30,999           172,281
     Asseco Poland SA ...............................................        201,285         3,146,290
     ATM SA .........................................................         57,593           125,846
    *Bank Przemyslowo Handlowy BPH SA ...............................          4,760            71,156
    *Bioton SA ......................................................      3,333,289            84,028
    *Boryszew SA ....................................................      3,464,796           878,494
     Budimex SA .....................................................         45,192         1,132,925
    *CD Projekt Red SA ..............................................        199,183           340,233
    *Cersanit-Krasnystaw SA .........................................        309,186           437,974
    *Ciech SA .......................................................         34,522           148,495
    *Cinema City International NV ...................................         38,182           335,359
    *ComArch SA .....................................................          1,416            22,572
    *Cyfrowy Polsat SA ..............................................         75,325           350,125
     Debica SA ......................................................         29,862           542,797
     Decora SA ......................................................          4,202            12,060
     Dom Development SA .............................................          4,673            42,420
    *Dom Maklerski IDM SA ...........................................        576,207           290,032
    *Echo Investment SA .............................................      1,048,160         1,225,838
     Elektrobudowa SA ...............................................          8,568           282,318
    *Elstar Oils SA .................................................         45,149            91,739
     Emperia Holding SA .............................................         37,308         1,321,446
    *Energomontaz Poludnie SA .......................................         21,610            16,912
     Eurocash SA ....................................................        217,524         1,738,955
     Fabryki Mebli Forte SA .........................................         48,823           128,936
     Famur SA .......................................................        207,314           174,607
    *Farmacol SA ....................................................         50,868           368,366
     Grupa Kety SA ..................................................         37,598         1,254,430
    *Grupa Lotos SA .................................................        187,948         1,687,261
     Impexmetal SA ..................................................        414,860           482,373
    *Inter Cars SA ..................................................         14,054           370,118
    *Koelner SA .....................................................          1,250             5,187
    *Kopex SA .......................................................        108,459           620,993
     Kredyt Bank SA .................................................         80,234           365,257
    *LC Corp. SA ....................................................          9,839             3,325
    *Lentex SA ......................................................         24,214           165,458
     LPP SA .........................................................          2,011         1,301,679
    *Lubelski Wegiel Bogdanka SA ....................................         21,027           718,573
    *MNI SA .........................................................         55,748            32,399
    *Mondi Packaging Paper Swiecie SA ...............................         42,121           958,992


                                      1307

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
POLAND -- (Continued)
     Mostostal Warszawa SA ..........................................         37,200   $       293,189
    *Netia Holdings SA ..............................................      1,311,613         2,230,378
     NFI Empik Media & Fashion SA ...................................         94,732           288,120
     NG2 SA .........................................................         46,751           644,265
    *Noble Bank SA ..................................................         33,939            52,181
    *Orbis SA .......................................................        130,535         1,666,927
    *Petrolinvest SA ................................................         25,646            24,269
    *Pol-Aqua SA ....................................................          6,882            17,156
     Polimex-Mostostal SA ...........................................        729,986           370,475
    *Polish Energy Partners SA ......................................         34,406           270,789
     Polska Grupa Farmaceutyczna SA .................................         34,417           348,342
    *Polska Grupa Odlewnicza SA .....................................         41,462            11,341
     Qumak-Sekom SA .................................................          2,698             8,754
     Raciborska Fabryka Kotlow SA ...................................        215,305           584,032
    *Stalexport SA ..................................................        109,683            40,617
     Stalprodukt SA .................................................          8,713           835,390
    *Sygnity SA .....................................................         46,479           266,934
     Synthos SA .....................................................      1,395,346         1,849,662
    *Trakcja-Tiltra SA ..............................................         43,879            23,035
     TVN SA .........................................................         38,595           154,099
     Zaklady Azotowe Pulawy SA ......................................         23,724           708,450
    *Zaklady Azotowe w Tarnowie-Moscicach SA ........................         86,651           834,893
    *Zaklady Chemiczne Police SA ....................................          9,115            32,644
     Zaklady Tluszcowe Kruszwica SA .................................         12,430           272,587
    *Zamet Industry SA ..............................................         41,462            16,034
     Zelmer SA ......................................................          4,729            38,791
                                                                                       ---------------
TOTAL POLAND ........................................................                       34,641,829
                                                                                       ---------------
SOUTH AFRICA -- (8.1%)
     Acucap Properties, Ltd. ........................................        212,747         1,039,467
     Adcock Ingram Holdings, Ltd. ...................................        565,230         4,434,618
     Adcorp Holdings, Ltd. ..........................................        165,443           540,429
     Advtech, Ltd. ..................................................        833,800           618,117
     AECI, Ltd. .....................................................        459,895         4,409,638
     Afgri, Ltd. ....................................................      1,100,948           720,994
     African Oxygen, Ltd. ...........................................        535,944         1,122,830
    *AG Industries, Ltd. ............................................     32,496,618            81,902
     Allied Electronics Corp., Ltd. .................................        163,698           488,345
     Allied Technologies, Ltd. ......................................        133,761           898,594
     Argent Industrial, Ltd. ........................................         37,236            28,248
     Astral Foods, Ltd. .............................................        112,886         1,703,251
     Aveng, Ltd. ....................................................      1,069,332         4,967,592
     AVI, Ltd. ......................................................      1,007,184         4,408,388
     Avusa, Ltd. ....................................................        404,845         1,170,100
     Barloworld, Ltd. ...............................................        188,937         1,553,666
     Basil Read Holdings, Ltd. ......................................        133,788           232,285
    *Bell Equipment, Ltd. ...........................................        158,539           291,040
     Blue Label Telecoms, Ltd. ......................................        783,138           555,277
     Brait SE .......................................................        718,234         1,713,986
     Business Connexion Group, Ltd. .................................        434,495           287,720
    *Business Connexion Group, Ltd. Series A ........................         12,292             1,022
     Capital Property Fund ..........................................        268,114           299,763
     Capitec Bank Holdings, Ltd. ....................................        166,986         3,822,469
     Cashbuild, Ltd. ................................................         56,139           725,534
     Caxton & CTP Publishers & Printers, Ltd. .......................          2,786             5,262
     Ceramic Industries, Ltd. .......................................         31,493           399,943
     Cipla Medpro South Africa, Ltd. ................................        980,765           828,816
     City Lodge Hotels, Ltd. ........................................        110,380           878,907
     Clicks Group, Ltd. .............................................        970,964         5,067,687
     Coronation Fund Managers, Ltd. .................................        349,061           989,873
    *Corpgro, Ltd. ..................................................        241,136                --


                                      1308

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
    *Cullinan Holdings, Ltd. ........................................        434,430   $        30,110
     Data Tec, Ltd. .................................................        604,780         3,054,562
     Datacentrix Holdings, Ltd. .....................................        401,999           222,469
    *Delta EMD, Ltd. ................................................         70,797            65,941
     Discovery Holdings, Ltd. .......................................            203             1,061
     Distell Group, Ltd. ............................................        283,884         2,558,743
    *Distribution & Warehousing Network, Ltd. .......................        258,997           143,563
     Dorbyl, Ltd. ...................................................        184,041            64,681
    #DRDGOLD, Ltd. ..................................................        914,304           608,086
     ElementOne, Ltd. ...............................................        325,845           482,475
    *EOH Holdings, Ltd. .............................................        140,948           403,694
     Eqstra Holdings, Ltd. ..........................................        125,077           114,629
    *Esorfranki, Ltd. ...............................................         11,884             2,251
   #*Evraz Highveld Steel & Vanadium, Ltd. ..........................        147,791           703,221
     Famous Brands, Ltd. ............................................         91,313           495,796
    *Foschini Group, Ltd. (The) .....................................        349,032         4,382,932
     Gijima Group, Ltd. .............................................      2,805,267           235,932
     Grindrod, Ltd. .................................................      1,651,746         3,127,907
     Group Five, Ltd. ...............................................        336,787           969,510
     Hudaco Industries, Ltd. ........................................        117,859         1,174,315
    *Hulamin, Ltd. ..................................................        155,986           145,215
     Iliad Africa, Ltd. .............................................        300,748           200,711
     Illovo Sugar, Ltd. .............................................        877,046         2,926,477
     Imperial Holdings, Ltd. ........................................         39,843           589,707
    *JCI, Ltd. ......................................................      3,131,151                --
     JD Group, Ltd. .................................................        983,807         5,506,388
     JSE, Ltd. ......................................................        305,591         2,697,937
     Kagiso Media, Ltd. .............................................          4,297             9,294
     Kap International Holdings, Ltd. ...............................      1,834,945           566,865
     Lewis Group, Ltd. ..............................................        379,341         3,612,168
     Liberty Holdings, Ltd. .........................................            328             3,351
    *Life Healthcare Group Holdings, Ltd. ...........................        190,074           455,762
    *m Cubed Holdings, Ltd. .........................................        385,000                --
     Mediclinic International, Ltd. .................................        913,800         4,000,607
     Merafe Resources, Ltd. .........................................      5,592,756           672,715
     Metair Investments, Ltd. .......................................        141,599           300,639
    *Metorex, Ltd. ..................................................      1,351,478         1,384,508
     MMI Holdings, Ltd. .............................................      1,645,610         3,531,064
     Mr. Price Group, Ltd. ..........................................        693,186         6,646,662
     Murray & Roberts Holdings, Ltd. ................................        479,050         1,441,254
     Mustek, Ltd. ...................................................        784,364           539,117
    *Mvelaphanda Group, Ltd. ........................................        607,754           253,389
    *Mvelaserve, Ltd. ...............................................        142,237           188,023
    *Nampak, Ltd. ...................................................      1,359,682         3,806,795
     Network Healthcare Holdings, Ltd. ..............................      1,224,386         2,122,333
     Northam Platinum, Ltd. .........................................        377,559         1,466,060
     Nu-World Holdings, Ltd. ........................................         28,894            64,670
     Oceana Group, Ltd. .............................................        235,042         1,258,940
    *Omnia Holdings, Ltd. ...........................................        126,891         1,264,616
     Palabora Mining Co., Ltd. ......................................         55,834           816,650
     Peregrine Holdings, Ltd. .......................................        595,801           800,701
    *Petmin, Ltd. ...................................................        160,219            55,827
     Pioneer Foods, Ltd. ............................................        163,297         1,304,677
     Pretoria Portland Cement Co., Ltd. .............................      1,108,585         3,332,129
     PSG Group, Ltd. ................................................        742,484         4,634,305
     Rainbow Chicken, Ltd. ..........................................        100,029           196,618
     Raubex Group, Ltd. .............................................        239,135           391,359
     Resilient Property Income Fund, Ltd. ...........................        429,891         1,849,081
     Reunert, Ltd. ..................................................        689,181         5,444,736
     Santam, Ltd. ...................................................        119,932         2,151,559
    *Sappi, Ltd. ....................................................        487,898         1,419,622


                                      1309

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
     SecureData Holdings, Ltd. ......................................        259,582   $        17,991
    *Sentula Mining, Ltd. ...........................................      1,271,481           344,856
    *Spar Group, Ltd. (The) .........................................        622,477         7,589,595
     Spur Corp., Ltd. ...............................................        385,267           658,533
     Stefanutti Stocks Holdings, Ltd. ...............................        158,042           227,269
     Sun International, Ltd. ........................................        207,451         2,230,992
    *Super Group, Ltd. ..............................................     15,682,009         1,718,292
     Telkom South Africa, Ltd. ......................................        556,563         2,139,745
     Tongaat-Hulett, Ltd. ...........................................        629,016         7,244,639
    *Trans Hex Group, Ltd. ..........................................        121,349            45,671
     Trencor, Ltd. ..................................................        157,292           660,691
     Tsogo Sun Holdings, Ltd. .......................................        337,793           695,883
     Value Group, Ltd. ..............................................        363,719           187,921
     Vukile Property Fund, Ltd. .....................................        284,516           524,830
    *Wesizwe Platinum, Ltd. .........................................        188,468            35,397
    *Wilson Bayly Holme-Ovcon, Ltd. .................................        190,920         2,588,955
     Woolworths Holdings, Ltd. ......................................      1,230,163         6,273,575
     Zeder Investments, Ltd. ........................................        998,954           318,071
                                                                                       ---------------
TOTAL SOUTH AFRICA ..................................................                      164,683,078
                                                                                       ---------------
SOUTH KOREA -- (13.4%)
     Aekyung Petrochemical Co., Ltd. ................................         14,557           380,918
     Amorepacific Group .............................................          8,292         1,813,832
    #Asia Cement Manufacturing Co., Ltd. ............................          8,296           259,525
     Asia Paper Manufacturing Co., Ltd. .............................          8,190            62,866
    *Asiana Airlines, Inc. ..........................................        252,470         1,810,186
   #*AUK Corp. ......................................................        116,590           283,427
    #Baek Kwang Mineral Products Co., Ltd. ..........................          1,860            32,227
     Basic House Co., Ltd. (The) ....................................         31,370           465,000
     Bing Grae Co., Ltd. ............................................         15,456           784,901
    *BNG Steel Co., Ltd. ............................................         26,400           333,660
    *Bongshin Co., Ltd. .............................................            450                53
     Boo Kook Securities Co., Ltd. ..................................          7,410           112,688
     Boryung Pharmaceutical Co., Ltd. ...............................         11,748           188,277
    *BS Financial Group, Inc. .......................................        409,510         4,507,079
    #Bu Kwang Pharmaceutical Co., Ltd. ..............................         45,871           734,114
     BYC Co., Ltd. ..................................................            710            99,160
    *Byuck San Corp. ................................................          7,600           124,356
   #*Capro Corp. ....................................................         62,860         1,524,214
     Cheil Worldwide, Inc. ..........................................        264,015         4,322,997
     Cho Kwang Leather Co., Ltd. ....................................         10,640            98,510
     Choil Aluminum Manufacturing Co., Ltd. .........................          7,700            59,877
    #Chong Kun Dang Pharmaceutical Corp. ............................         29,192           566,177
     Choongwae Holdings Co., Ltd. ...................................         27,138            68,127
    #Chosun Refractories Co., Ltd. ..................................          2,777           159,040
    *Chungho Comnet Co., Ltd. .......................................            940             3,512
    #CJ CGV Co., Ltd. ...............................................         38,130           879,539
     CJ Cheiljedang Corp. ...........................................         22,343         6,165,900
    #CJ Corp. .......................................................         45,060         3,228,288
    *CJ E&M Corp. ...................................................          8,017           262,559
    *Cosmochemical Co., Ltd. ........................................         28,020           476,865
     Crown Confectionery Co., Ltd. ..................................          2,213           237,380
     Dae Dong Industrial Co., Ltd. ..................................         31,970           103,736
    #Dae Han Flour Mills Co., Ltd. ..................................          3,339           428,234
    *Dae Ho Corp. ...................................................            543                64
     Dae Won Kang Up Co., Ltd. ......................................         98,414           440,224
    #Daeduck Electronics Co., Ltd. ..................................         84,107           814,347
     Daeduck Industries Co., Ltd. ...................................         59,816           492,746
     Daegu Department Store Co., Ltd. ...............................         20,170           247,213
     Daehan City Gas Co., Ltd. ......................................         11,541           290,306
     Daehan Synthetic Fiber Co., Ltd. ...............................          1,639           118,110


                                      1310

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    #Dae-Il Corp. ...................................................         34,170   $       239,054
     Daekyo Co., Ltd. ...............................................         98,400           600,559
   #*Daekyung Machinery & Engineering Co., Ltd. .....................         37,500           111,769
    *Daelim Industrial Co., Ltd. ....................................         20,198         1,749,832
     Daelim Trading Co., Ltd. .......................................         17,730            64,131
     Daesang Corp. ..................................................         62,750           786,188
     Daesang Holdings Co., Ltd. .....................................         49,362           169,553
     Daesung Group Partners Co., Ltd. ...............................          1,411            77,702
     Daesung Holdings Co., Ltd. .....................................         22,764           146,842
     Daesung Industrial Co., Ltd. ...................................          3,840           108,126
    #Daewoo Securities Co., Ltd. ....................................        227,421         2,190,069
     Daewoong Co., Ltd. .............................................          6,546            85,868
    #Daewoong Pharmaceutical Co., Ltd. ..............................         15,016           440,826
     Dahaam E-Tec Co., Ltd. .........................................          2,100            34,055
     Daishin Securities Co., Ltd. ...................................        109,420         1,001,764
    #Daou Technology, Inc. ..........................................         84,920           765,292
    *DGB Financial Group, Inc. ......................................        367,913         4,631,282
    #Digital Power Communications Co., Ltd. .........................         50,540            74,904
    #Dong Ah Tire Industrial Co., Ltd. ..............................         23,935           190,552
     Dong IL Rubber Belt Co., Ltd. ..................................         14,712            83,585
   #*Dong Yang Gang Chul Co., Ltd. ..................................         92,880           225,465
    #Dong-A Pharmaceutical Co., Ltd. ................................         22,354         1,828,841
    #Dongaone Co., Ltd. .............................................         81,660           260,750
     Dongbang Agro Co., Ltd. ........................................         19,470           109,610
    *Dongbang Transport Logistics Co., Ltd. .........................         39,500           131,003
     Dongbu Corp. ...................................................         14,400            61,775
   #*Dongbu HiTek Co., Ltd. .........................................         24,183           176,154
     Dongbu Insurance Co., Ltd. .....................................         97,230         4,093,322
     Dongbu Securities Co., Ltd. ....................................         44,021           163,655
    #Dongbu Steel Co., Ltd. .........................................         73,636           378,192
     Dong-Il Corp. ..................................................          4,122           193,774
     Dongil Industries Co., Ltd. ....................................          3,824           199,372
     Dongil Paper Manufacturing Co., Ltd. ...........................          6,080             7,928
     Dongkuk Steel Mill Co., Ltd. ...................................        118,030         2,733,523
    #Dongwha Pharm Co., Ltd. ........................................         20,150            81,054
    #Dongwon F&B Co., Ltd. ..........................................          3,810           218,626
     Dongwon Industries Co., Ltd. ...................................          3,528           523,758
   #*Dongwon Systems Corp. ..........................................        160,867           140,884
    #Dongyang Mechatronics Corp. ....................................         67,861           885,615
    #Doosan Construction & Engineering Co., Ltd. ....................        113,940           398,981
     Doosan Corp. ...................................................         13,110         1,657,750
    *DuzonBIzon Co., Ltd. ...........................................         46,510           294,076
    #E1 Corp. .......................................................          8,685           396,950
    *Eagon Industrial Co., Ltd. .....................................          2,410            10,572
    *Eugene Investment & Securities Co., Ltd. .......................         48,163           145,182
   #*F&F Co., Ltd. ..................................................         26,050           174,413
   #*Foosung Co., Ltd. ..............................................        148,939         1,067,428
     Fursys, Inc. ...................................................         14,315           357,992
     Gaon Cable Co., Ltd. ...........................................          1,664            22,912
     GIIR, Inc. .....................................................         10,990            88,848
    #Global & Yuasa Battery Co., Ltd. ...............................         16,620           580,523
    #Grand Korea Leisure Co., Ltd. ..................................         50,630           901,949
   #*Green Cross Corp. ..............................................         13,214         2,043,099
     Green Cross Holdings Corp. .....................................         71,240         1,091,921
    *Green Non-Life Insurance Co., Ltd. .............................          2,187             6,183
    *GS Global Corp. ................................................         32,686           353,339
     Gwangju Shinsegae Co., Ltd. ....................................          1,866           300,669
    #Halla Climate Control Corp. ....................................        106,070         2,243,648
    #Halla Engineering & Construction Corp. .........................         40,972           530,550
    #Han Kuk Carbon Co., Ltd. .......................................         66,003           275,033
     Han Yang Securities Co., Ltd. ..................................         16,540            92,172


                                      1311

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
   #*Hanall Biopharma Co., Ltd. .....................................         73,018   $       614,191
     Handok Pharmaceuticals Co., Ltd. ...............................         12,760           141,402
     Handsome Co., Ltd. .............................................         45,969         1,120,426
     Hanil Cement Co., Ltd. .........................................         11,839           451,851
    #Hanil E-Wha Co., Ltd. ..........................................         66,430           608,005
   #*Hanjin Heavy Industries & Construction Co., Ltd. ...............         99,484         1,760,518
    #Hanjin Heavy Industries & Construction Holdings Co., Ltd. ......         38,950           271,504
     Hanjin Shipping Co., Ltd. ......................................        105,889         1,041,559
     Hanjin Shipping Holdings Co., Ltd. .............................         45,364           351,163
    #Hanjin Transportation Co., Ltd. ................................         24,861           550,042
     Hankook Cosmetics Manufacturing Co., Ltd. ......................          5,280            15,298
    #Hankook Shell Oil Co., Ltd. ....................................          1,967           368,937
    *Hankook Synthetics, Inc. .......................................            550                47
     Hankuk Glass Industries, Inc. ..................................         11,460           258,998
    *Hanmi Holdings Co., Ltd. .......................................          3,350            67,854
   #*Hanmi Pharm Co., Ltd. ..........................................          6,343           373,925
    #Hanmi Semiconductor Co., Ltd. ..................................         24,980           133,723
    #Hansae Co., Ltd. ...............................................         16,560           100,918
    *Hansae Yes24 Holdings Co., Ltd. ................................          5,520            19,738
     Hanshin Construction Co., Ltd. .................................          8,500            60,315
    *Hanshin Development & Power Co., Ltd. ..........................         35,120           192,667
     Hansol Chemical Co., Ltd. ......................................         26,310           386,454
    #Hansol Paper Co., Ltd. .........................................        115,370           861,960
    #Hansol Technics Co., Ltd. ......................................         12,940           278,709
    #Hanssem Co., Ltd. ..............................................         30,600           616,440
    *Hanwha Corp. ...................................................        116,950         4,104,538
    *Hanwha General Insurance Co., Ltd. .............................         63,598           462,328
    #Hanwha Securities Co., Ltd. ....................................        150,361           681,721
     Hanwha Timeworld Co., Ltd. .....................................          8,190           143,695
    *Heungkuk Fire & Marine Insurance Co., Ltd. .....................         73,667           398,528
   #*Hite Jinro Co., Ltd. ...........................................         73,608         1,679,082
    *HMC Investment Securities Co., Ltd. ............................         49,560           659,416
    #Hotel Shilla Co., Ltd. .........................................         92,418         3,109,470
     HS R&A Co., Ltd. ...............................................          1,420            20,711
   #*Huchems Fine Chemical Corp. ....................................         61,778         1,274,398
    #Husteel Co., Ltd. ..............................................         12,860           228,021
    *Hwa Sung Industrial Co., Ltd. ..................................          5,380            13,382
     Hwacheon Machine Tool Co., Ltd. ................................          2,330           107,862
     Hwashin Co., Ltd. ..............................................         59,010           847,298
     Hyosung Corp. ..................................................         70,064         4,040,869
    #Hyundai Corp. ..................................................         26,161           695,144
     Hyundai Department Store Co., Ltd. .............................          4,796           687,629
    #Hyundai Development Co. ........................................        179,240         3,701,589
     Hyundai Elevator Co., Ltd. .....................................         10,286         1,669,237
     Hyundai Engineering Plastics Co., Ltd. .........................         52,190           297,946
     Hyundai Greenfood Co., Ltd. ....................................        130,290         1,752,386
    *Hyundai Hysco Co., Ltd. ........................................         48,718         1,885,845
    *Hyundai Marine & Fire Insurance Co., Ltd. ......................        154,140         4,463,250
     Hyundai Mipo Dockyard Co., Ltd. ................................         30,939         3,362,266
     Hyundai Securities Co. .........................................        370,380         3,187,385
    #Il Dong Pharmaceutical Co., Ltd. ...............................         38,715           255,454
     Il Yang Pharmaceutical Co., Ltd. ...............................         32,108           979,591
     Iljin Diamond Co., Ltd. ........................................         18,980           178,350
   #*Iljin Display Co., Ltd. ........................................         37,558           346,170
    #Iljin Electric Co., Ltd. .......................................         52,989           249,709
     Iljin Holdings Co., Ltd. .......................................         11,272            21,370
     Ilshin Spinning Co., Ltd. ......................................          4,693           362,726
     Ilsung Pharmaceutical Co., Ltd. ................................          2,444           158,198
   #*iMarketKorea, Inc. .............................................         11,010           178,979
     IS Dongseo Co., Ltd. ...........................................         17,822           127,385
    #ISU Chemical Co., Ltd. .........................................         28,580           694,025


                                      1312

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    #IsuPetasys Co., Ltd. ...........................................         79,970   $       404,870
     Jahwa Electronics Co., Ltd. ....................................         27,330           242,068
    #Jeil Pharmaceutical Co. ........................................         19,870           210,178
     Jeonbuk Bank, Ltd. .............................................        139,469           630,690
    *Jinheung Savings Bank ..........................................         31,869            65,052
     JS Cable Co., Ltd. .............................................             10                62
    #JW Pharmaceutical Corp. ........................................         19,045           291,852
    #KC Tech Co., Ltd. ..............................................         50,829           233,838
     KCC Corp. ......................................................          6,172         1,496,056
    *KCO Energy, Inc. ...............................................            120               541
   #*Keangnam Enterprises, Ltd. .....................................         24,233           184,076
   #*KEPCO Engineering & Construction Co., Inc. .....................         22,086         1,270,740
    #KEPCO Plant Service & Engineering Co., Ltd. ....................         25,698           704,063
    #Keyang Electric Machinery Co., Ltd. ............................         54,650           138,764
    #KISCO Corp. ....................................................         11,540           249,011
     KISCO Holdings Co., Ltd. .......................................          2,292            77,181
     Kishin Corp. ...................................................         49,420           207,198
    #KISWIRE, Ltd. ..................................................         17,602           697,891
    #KIWOOM Securities Co., Ltd. ....................................         31,428         1,663,716
    #Kolon Corp. ....................................................         11,539           258,537
    *Kolon Engineering & Construction Co., Ltd. .....................         31,430           136,784
    #Kolon Industries, Inc. .........................................         51,144         3,269,819
     Korea Cast Iron Pipe Co., Ltd. .................................         29,810            84,851
   #*Korea Circuit Co., Ltd. ........................................          7,800            37,175
     Korea Cottrell Co., Ltd. .......................................         30,614            64,110
    *Korea Development Co., Ltd. ....................................          4,730            10,307
     Korea Development Leasing Corp. ................................          7,597           129,081
     Korea Electric Terminal Co., Ltd. ..............................         15,660           310,899
     Korea Export Packing Industries Co., Ltd. ......................          3,990            41,894
    *Korea Express Co., Ltd. ........................................         24,769         1,689,043
     Korea Gas Corp. ................................................         72,070         2,433,435
     Korea Investment Holdings Co., Ltd. ............................        120,780         4,011,991
    #Korea Kolmar Co., Ltd. .........................................         59,097           364,898
   #*Korea Line Corp. ...............................................         10,739            72,679
     Korea Petrochemical Industrial Co., Ltd. .......................          7,379           611,589
     Korea Reinsurance Co., Ltd. ....................................        214,209         2,881,006
    *Korea Savings Bank .............................................          5,519            24,488
    #Korean Air Terminal Service Co., Ltd. ..........................          5,490           160,348
     KP Chemical Corp. ..............................................        120,231         1,696,039
    #KPX Chemical Co., Ltd. .........................................          4,827           231,109
    #KPX Fine Chemical Co., Ltd. ....................................          3,376            67,911
     KPX Holdings Corp. .............................................          2,637            91,943
    *KTB Investment & Securities Co., Ltd. ..........................        152,680           305,268
    #Kukdo Chemical Co., Ltd. .......................................         10,256           391,785
    *Kumho Industrial Co., Ltd. .....................................              5                35
    *Kumho Investment Bank ..........................................        109,170            38,308
    *Kumho Tire Co., Inc. ...........................................          3,379            33,601
     Kumkang Industrial Co., Ltd. ...................................          1,730            19,277
     Kunsul Chemical Industrial Co., Ltd. ...........................          8,190            99,060
    #Kwang Dong Pharmaceutical Co., Ltd. ............................        107,820           321,956
   #*Kwang Myung Electric Engineering Co., Ltd. .....................         58,300            98,906
     Kyeryong Construction Industrial Co., Ltd. .....................          1,640            21,631
     Kyobo Securities Co., Ltd. .....................................         51,070           223,672
     Kyung Dong Navien Co., Ltd. ....................................          8,700            46,651
    #Kyungbang Co., Ltd. ............................................            624            52,536
     Kyungdong City Gas Co., Ltd. ...................................          6,461           302,014
     Kyung-In Synthetic Corp. .......................................         39,090            89,183
     Kyungnam Energy Co., Ltd. ......................................         28,770            87,697
     LG Fashion Corp. ...............................................         48,665         1,959,150
   #*LG Hausys, Ltd. ................................................         20,425         1,461,018
   #*LG Innotek Co., Ltd. ...........................................         30,152         1,989,158


                                      1313

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     LG International Corp. .........................................         82,412   $     3,638,606
   #*LG Life Sciences, Ltd. .........................................         36,545         1,268,769
     LG Uplus Corp. .................................................        720,590         4,291,412
     LIG Insurance Co., Ltd. ........................................        106,560         2,268,363
     Livart Furniture Co., Ltd. .....................................         11,180            77,618
     Lotte Chilsung Beverage Co., Ltd. ..............................          1,967         2,208,290
     Lotte Confectionary Co., Ltd. ..................................          2,186         3,418,179
    #Lotte Midopa Co., Ltd. .........................................         61,160           843,204
    *Lotte Non-Life Insurance Co., Ltd. .............................         49,000           263,947
    #Lotte Sam Kang Co., Ltd. .......................................          2,264           677,349
    #LS Corp. .......................................................         52,391         3,728,895
    #LS Industrial Systems Co., Ltd. ................................         42,787         2,101,647
     Macquarie Korea Infrastructure Fund ............................        727,921         3,343,324
     Manho Rope & Wire Co., Ltd. ....................................          3,950            53,702
    *Meritz Finance Holdings Co., Ltd. ..............................         37,832            78,594
     Meritz Fire Marine Insurance Co., Ltd. .........................        228,355         2,160,856
     Meritz Securities Co., Ltd. ....................................        494,415           311,794
     Mi Chang Oil Industrial Co., Ltd. ..............................            981            41,316
     Mirae Asset Securities Co., Ltd. ...............................         69,454         2,210,587
    *Miwon Chemicals Co., Ltd. ......................................          1,890            37,405
     Miwon Commercial Co., Ltd. .....................................            702            60,026
    *Miwon Specialty Chemical Co., Ltd. .............................            448            49,075
    #Moorim P&P Co., Ltd. ...........................................         66,230           338,145
     Moorim Paper Co., Ltd. .........................................         10,786            27,133
     Motonic Corp. ..................................................         25,750           180,474
    #Namhae Chemical Corp. ..........................................         71,754           700,890
    #Namyang Dairy Products Co., Ltd. ...............................          1,539         1,084,394
   #*National Plastic Co. ...........................................         56,060           125,773
     Nexen Corp. ....................................................          4,426           295,912
    #Nexen Tire Corp. ...............................................         95,310         1,605,137
     NH Investment & Securities Co., Ltd. ...........................         56,456           252,605
    *NICE Holdings Co., Ltd. ........................................             77             3,764
     NICE Information Service Co., Ltd. .............................             97             2,221
    #NK Co., Ltd. ...................................................         44,160           168,862
     Nong Shim Holdings Co., Ltd. ...................................          5,442           243,658
     NongShim Co., Ltd. .............................................          8,969         1,757,536
     Noroo Holdings Co., Ltd. .......................................          6,715            42,803
     Noroo Paint Co., Ltd. ..........................................         14,277            37,550
    *ORION Corp. ....................................................         10,218         5,481,798
     Ottogi Corp. ...................................................          3,910           458,519
     Pacific Pharmaceutical Co., Ltd. ...............................          1,610            31,092
    *PaperCorea, Inc. ...............................................        147,900            67,415
   #*Pharmicell Co., Ltd. ...........................................          5,422           481,027
    #Poongsan Corp. .................................................         57,801         1,758,299
     Poongsan Holdings Corp. ........................................         11,707           309,314
     POSCO Coated & Color Steel Co., Ltd. ...........................          6,320           106,827
     Pulmuone Co., Ltd. .............................................          3,026            92,121
    *Pumyang Construction Co., Ltd. .................................          4,996             6,785
     Pusan City Gas Co., Ltd. .......................................         16,140           276,991
   #*RNL BIO Co., Ltd. ..............................................        235,020         1,600,424
     S&T Corp. ......................................................          2,443            34,377
    #S&T Daewoo Co., Ltd. ...........................................         19,120           574,807
    #S&T Dynamics Co., Ltd. .........................................         67,812           907,381
    #S&T Holdings Co., Ltd. .........................................         30,108           315,043
     S1 Corp. .......................................................         49,142         2,557,510
   #*Saehan Industries, Inc. ........................................        651,800           520,334
     Saeron Automotive Corp. ........................................         17,000            62,176
    #Sajo Industries Co., Ltd. ......................................          8,800           422,464
    *Sajodaerim Corp. ...............................................          5,320            82,104
    #Sam Jin Pharmaceutical Co., Ltd. ...............................         33,596           259,696
    #Sam Kwang Glass Industrial Co., Ltd. ...........................          7,214           442,137


                                      1314

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *Sam Lip General Foods Co., Ltd. ................................          9,230   $        98,299
     Sam Yung Trading Co., Ltd. .....................................         19,817           102,245
     Sambu Construction Co., Ltd. ...................................          2,172            10,925
    #Samchully Co., Ltd. ............................................          8,820           760,735
     Samhwa Crown & Closure Co., Ltd. ...............................            412             6,922
     Samhwa Paints Industrial Co., Ltd. .............................         26,400            79,940
    #Samick Musical Instruments Co., Ltd. ...........................        146,160           222,155
     Samick THK Co., Ltd. ...........................................         32,610           239,838
    #Samsung Fine Chemicals Co., Ltd. ...............................         53,118         2,548,472
     Samsung Techwin Co., Ltd. ......................................         15,958           852,967
     Samwhan Corp. ..................................................          5,480            26,654
     Samyang Corp. ..................................................         14,914         1,088,741
    #Samyang Foods Co., Ltd. ........................................         12,050           241,469
     Samyang Tongsang Co., Ltd. .....................................          1,760            36,236
    *Samyoung Chemical Co., Ltd. ....................................         63,580           329,378
    #Samyoung Electronics Co., Ltd. .................................         29,300           236,766
    *SAVEZONE I&C Corp. .............................................         24,070            49,374
   #*SBS Media Holdings Co., Ltd. ...................................        130,550           533,029
    #Seah Besteel Corp. .............................................         30,771         1,559,699
     SeAH Holdings Corp. ............................................          4,622           530,188
    #SeAH Steel Corp. ...............................................          6,551           484,733
     Sebang Co., Ltd. ...............................................         27,545           357,181
    #Sejong Industrial Co., Ltd. ....................................         30,130           422,110
     Seoul City Gas Co., Ltd. .......................................          3,050           129,339
    #Seowon Co., Ltd. ...............................................         46,600           183,756
   #*Sewon Cellontech Co., Ltd. .....................................         75,231           275,384
   #*Shinhan Engineering & Construction Co., Ltd. ...................          3,676            19,082
     Shinpoong Pharmaceutical Co., Ltd. .............................         66,550           242,618
     Shinsegae Information & Communication Co., Ltd. ................          2,612           107,908
   #*Shinsung Solar Energy Co., Ltd. ................................         71,640           253,400
     Shinyoung Securities Co., Ltd. .................................         12,110           295,803
     Silla Trading Co., Ltd. ........................................         14,640           153,982
    #Sindo Ricoh Co., Ltd. ..........................................         11,169           500,233
     SJM Co., Ltd. ..................................................         19,030            74,293
     SJM Holdings Co., Ltd. .........................................         11,641            30,637
    #SK Chemicals Co., Ltd. .........................................         41,525         2,656,565
    #SK Gas Co., Ltd. ...............................................          9,960           655,946
    *SK Networks Co., Ltd. ..........................................        288,140         2,887,391
    *SK Securities Co., Ltd. ........................................        771,580           959,675
    #SKC Co., Ltd. ..................................................         56,817         2,181,158
   #*SL Corp. .......................................................         37,270           868,247
    *Solomon Savings Bank ...........................................          3,197             7,790
    #Songwon Industrial Co., Ltd. ...................................         41,460           466,733
    *Ssangyong Cement Industrial Co., Ltd. ..........................          8,761            35,149
     STX Corp. ......................................................         93,888         1,188,659
    #STX Engine Co., Ltd. ...........................................         65,672         1,135,023
    *STX Metal Co, Ltd. .............................................          3,140            19,240
    #STX Offshore & Shipbuilding Co., Ltd. ..........................        149,920         2,088,989
    #STX Pan Ocean Co., Ltd. ........................................        332,460         2,184,553
     Suheung Capsule Co., Ltd. ......................................         19,000           253,219
   #*Sung Jin Geotec Co., Ltd. ......................................         39,150           390,565
    *Sungchang Enterprise Holdings, Ltd. ............................          3,950            40,212
    *Sungshin Cement Co., Ltd. ......................................          5,220            13,761
   #*Sunjin Co., Ltd. ...............................................         11,625            80,954
    *Sunjin Holdings Co., Ltd. ......................................            609            11,524
    #Tae Kyung Industrial Co., Ltd. .................................         33,700            92,876
     TaeKwang Industrial Co., Ltd. ..................................            994         1,322,556
    #Taeyoung Engineering & Construction Co., Ltd. ..................        129,830           688,699
   #*Taihan Electric Wire Co., Ltd. .................................        268,073           981,047
     Tailim Packaging Industries Co., Ltd. ..........................        125,830           142,785
   #*TCC Steel ......................................................         18,255            88,604


                                      1315

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *Teems, Inc. ....................................................             58   $           570
    *Tong Yang Life Insurance .......................................         89,460         1,072,101
   #*Tong Yang Moolsan Co., Ltd. ....................................         13,390           241,652
     Tong Yang Securities, Inc. .....................................         69,296           290,612
    *Tongyang, Inc. .................................................        164,518           132,244
    *Trigem Computer, Inc. ..........................................              2                --
    #TS Corp. .......................................................         13,200           264,209
    #Unid Co., Ltd. .................................................          8,846           447,609
     Union Steel Manufacturing Co., Ltd. ............................         11,102           183,824
    *VGX International, Inc. ........................................          4,580             6,260
    *Whanin Pharmaceutical Co., Ltd. ................................         31,730           174,984
     Woongjin Coway Co., Ltd. .......................................        143,810         4,954,100
   #*Woongjin Holdings Co., Ltd. ....................................         94,257           572,588
   #*Woongjin Thinkbig Co., Ltd. ....................................         52,229           750,100
     Woori Financial Co., Ltd. ......................................         23,600           304,900
     Woori Investment & Securities Co., Ltd. ........................        274,510         3,006,131
     WooSung Feed Co., Ltd. .........................................         14,880            18,349
     YESCO Co., Ltd. ................................................          6,530           142,962
    #Youlchon Chemical Co., Ltd. ....................................         32,710           245,031
     Young Poong Corp. ..............................................          2,754         2,854,593
    *Young Poong Mining & Construction Corp. ........................          1,580                78
     Young Poong Paper Manufacturing Co., Ltd. ......................            520             6,070
    #Youngone Corp. .................................................         60,704         1,380,495
    #Youngone Holdings Co., Ltd. ....................................         21,846           836,546
     Yuhan Corp. ....................................................         24,556         2,696,906
     Yuhwa Securities Co., Ltd. .....................................         12,910           148,633
   #*Yungjin Pharm Co., Ltd. ........................................        125,322            99,868
    *ZeroOne Interactive Co., Ltd. ..................................          3,200                43
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                      272,847,289
                                                                                       ---------------
TAIWAN -- (12.5%)
    *A.G.V. Products Corp. ..........................................      1,067,801           360,951
    *Ability Enterprise Co., Ltd. ...................................        945,076           871,152
     AcBel Polytech, Inc. ...........................................        874,599           403,498
     Accton Technology Corp. ........................................      1,336,763           704,308
     Ace Pillar Co., Ltd. ...........................................        120,400           213,496
     ACHEM Technology Corp. .........................................        572,975           257,143
     Action Electronics Co., Ltd. ...................................        757,635           227,579
     Adlink Technology, Inc. ........................................        235,900           261,891
     Advancetek Enterprise Co., Ltd. ................................        291,260           234,672
     Advantech Co., Ltd. ............................................            100               272
     ALI Corp. ......................................................        668,000           771,483
     Allis Electric Co., Ltd. .......................................         54,000            16,121
     Alpha Networks, Inc. ...........................................        864,763           582,777
    *Altek Corp. ....................................................        899,637           831,517
     Ambassador Hotel (The) .........................................        721,000           867,479
     Ampoc Far East Co., Ltd. .......................................        226,444           167,857
     AmTRAN Technology Co., Ltd. ....................................      1,828,951         1,068,520
     APCB, Inc. .....................................................        351,000           254,886
     Apex Biotechnology Corp. .......................................        218,380           472,692
     Apex Medical Corp. .............................................        121,500           131,940
     Apex Science & Engineering Corp. ...............................        134,198            39,903
    *Arima Communications Corp. .....................................        716,000           500,193
    *Asia Optical Co, Inc. ..........................................        585,000           652,188
     Asia Polymer Corp. .............................................        743,903         1,007,047
     Asia Vital Components Co., Ltd. ................................        751,240           516,849
     ASROCK, Inc. ...................................................        102,000           325,512
     Aten International Co., Ltd. ...................................        224,479           411,962
     Audix Corp. ....................................................        266,000           249,940
     Aurora Corp. ...................................................        541,499           877,544
     Aurora Systems Corp. ...........................................        268,244           329,783


                                      1316

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     AV Tech Corp. ..................................................        105,000   $       311,972
    *Avermedia Technologies, Inc. ...................................        551,446           475,954
     Avision, Inc. ..................................................        479,000           198,209
     Awea Mechantronic Co., Ltd. ....................................         40,200            35,985
     Bank of Kaohsiung ..............................................      1,174,645           378,771
    *Basso Industry Corp., Ltd. .....................................        320,000           212,271
     BES Engineering Corp. ..........................................      3,726,750         1,037,331
     Biostar Microtech International Corp. ..........................        371,975           193,638
    *Bright Led Electronics Corp. ...................................        274,520           161,515
     C Sun Manufacturing, Ltd. ......................................        255,221           175,741
     Cameo Communications, Inc. .....................................        518,818           163,734
     Capital Securities Corp. .......................................      4,707,142         1,807,969
     Career Technology (MFG.) Co., Ltd. .............................        679,000         1,049,191
    *Carnival Industrial Corp. ......................................        780,000           232,819
     Cathay Chemical Works, Inc. ....................................         30,000            10,949
     Cathay Real Estate Development Co., Ltd. .......................      1,948,000           794,504
     Central Reinsurance Co., Ltd. ..................................        826,402           395,859
     Chain Qui Development Co., Ltd. ................................        204,083           138,951
     Champion Building Materials Co., Ltd. ..........................        876,851           505,015
     Chang Wah Electromaterials, Inc. ...............................         82,980           208,304
     Charoen Pokphand Enterprises Co., Ltd. .........................        502,000           252,554
     Cheng Loong Corp. ..............................................      2,526,383           989,381
     Cheng Uei Precision Industry Co., Ltd. .........................        940,396         2,112,988
     Chenming Mold Industrial Corp. .................................        297,437           253,064
     Chia Hsin Cement Corp. .........................................      1,145,360           564,544
    *Chia Hsin Food & Synthetic Fiber Co., Ltd. .....................         97,211                --
     Chicony Electronics Co., Ltd. ..................................      1,118,245         1,868,584
     Chien Kuo Construction Co., Ltd. ...............................        731,312           375,952
    *Chien Shing Stainless Steel Co., Ltd. ..........................        417,000            68,479
     Chilisin Electronics Corp. .....................................        293,535           138,519
     China Chemical & Pharmaceutical Co. ............................        672,000           436,776
     China Ecotek Corp. .............................................        187,000           356,625
     China Electric Manufacturing Co., Ltd. .........................        703,900           476,800
    *China General Plastics Corp. ...................................        745,000           208,960
     China Glaze Co., Ltd. ..........................................        361,139           183,707
     China Hi-Ment Corp. ............................................        308,348           413,879
    *China Man-Made Fiber Co., Ltd. .................................      2,809,879           994,678
     China Metal Products Co., Ltd. .................................        707,344           566,888
    *China Motor Co., Ltd. ..........................................      1,453,609         1,389,545
    *China Rebar Co., Ltd. ..........................................         55,174                --
     China Steel Chemical Corp. .....................................        412,554         1,941,710
     China Steel Structure Co., Ltd. ................................        357,000           332,173
     China Synthetic Rubber Corp. ...................................      1,218,563         1,054,750
    *China United Trust & Investment Corp. ..........................        164,804                --
    *China Wire & Cable Co., Ltd. ...................................        592,000           185,117
     Chinese Maritime Transport, Ltd. ...............................        422,850           636,893
    *Ching Feng Home Fashions Industries Co., Ltd. ..................         61,403             7,400
     Chin-Poon Industrial Co., Ltd. .................................      1,059,207           672,810
     Chong Hong Construction Co. ....................................        351,055           817,124
    *Chou Chin Industrial Co., Ltd. .................................            825                --
     Chroma Ate, Inc. ...............................................        790,821         1,577,857
    *Chun Yu Works & Co., Ltd. ......................................        554,000           177,277
     Chun Yuan Steel Industrial Co., Ltd. ...........................      1,198,793           498,002
     Chung Hsin Electric & Machinery Co., Ltd. ......................      1,070,000           556,638
     Chung Hung Steel Corp. .........................................      2,307,979           793,339
     Chung Hwa Pulp Corp. ...........................................      1,349,031           492,722
    *Chungwa Picture Tubes Co., Ltd. ................................     11,742,000           714,920
     Clevo Co., Ltd. ................................................        968,000         1,694,271
    *CMC Magnetics Corp. ............................................      6,980,960         1,388,070
     Collins Co., Ltd. ..............................................        478,431           235,853
     Compal Communications, Inc. ....................................        733,000         1,047,089


                                      1317

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    *Compeq Manufacturing Co., Ltd. .................................      2,435,000   $       958,272
     Continental Holdings Corp. .....................................      1,297,067           459,525
    *Cosmo Electronics Corp. ........................................        215,137           195,248
     Coxon Precise Industrial Co., Ltd. .............................        278,000           374,618
     CSBC Corp. Taiwan ..............................................        778,000           646,799
     CTCI Corp. .....................................................      1,174,013         1,493,772
     CviLux Corp. ...................................................        143,039           175,657
    *CX Technology Co., Ltd. ........................................         62,368            25,320
     Cyberlink Corp. ................................................        183,281           424,177
     Cybertan Technology, Inc. ......................................        630,779           628,892
     DA CIN Construction Co., Ltd. ..................................        482,711           285,089
     Darfon Electronics Corp. .......................................        601,550           363,703
     Davicom Semiconductor, Inc. ....................................         46,888            32,711
     De Licacy Industries Co., Ltd. .................................         70,000            22,152
     Delpha Construction Co., Ltd. ..................................        538,795           181,924
     Depo Auto Parts Industrial Co., Ltd. ...........................        250,000           471,603
    *Der Pao Construction Co., Ltd. .................................        476,000            13,046
     Diamond Flower Electric Instrument Co., Ltd. ...................        117,524            94,651
     D-Link Corp. ...................................................      1,908,665         1,534,796
     Dynamic Electronics Co., Ltd. ..................................        304,801           122,204
    *Eastern Media International Corp. ..............................      2,366,337           364,568
     Eclat Textile Co., Ltd. ........................................        356,914           550,630
     Edom Technology Co., Ltd. ......................................        172,776            52,960
     Elan Microelectronics Corp. ....................................        874,715           868,931
    *E-Lead Electronic Co., Ltd. ....................................        133,942            89,361
     E-LIFE MALL Corp., Ltd. ........................................        193,000           325,950
     Elite Advanced Laser Corp. .....................................        177,000           296,057
     Elite Material Co., Ltd. .......................................        717,350           560,308
    *Elite Semiconductor Memory Technology, Inc. ....................        528,200           529,038
    *Elitegroup Computer Systems Co., Ltd. ..........................      1,888,182           463,682
     EnTie Commercial Bank ..........................................        897,603           352,907
     Eternal Chemical Co., Ltd. .....................................      1,553,794         1,275,728
    *Everest Textile Co., Ltd. ......................................        868,562           182,009
    *Everfocus Electronics Corp. ....................................         36,010            12,594
     Evergreen International Storage & Transport Corp. ..............      1,691,000         1,008,524
     Everlight Chemical Industrial Corp. ............................        785,500           488,472
    *Everlight Electronics Co., Ltd. ................................        898,000         1,660,693
    *Everspring Industry Co., Ltd. ..................................         39,000             9,291
     Excel Cell Electronics Co., Ltd. ...............................        143,000            56,209
    *Excelsior Medical Co., Ltd. ....................................        204,140           417,718
     Far Eastern International Bank .................................      3,935,865         1,637,985
     Faraday Technology Corp. .......................................        831,648           752,342
     Federal Corp. ..................................................        988,241           518,042
     Feng Hsin Iron & Steel Co., Ltd. ...............................      1,044,100         1,755,840
     Feng Tay Enterprise Co., Ltd. ..................................        839,054           727,245
     First Copper Technology Co., Ltd. ..............................        703,000           219,684
     First Hotel ....................................................        500,256           367,581
     First Insurance Co., Ltd. ......................................        757,179           366,316
     First Steamship Co., Ltd. ......................................        356,200           597,428
     FLEXium Interconnect, Inc. .....................................        356,303           927,832
     Flytech Technology Co., Ltd. ...................................        169,919           325,381
     Forhouse Corp. .................................................      1,164,635           657,933
     Formosa Advanced Technologies Co., Ltd. ........................        337,000           309,123
     Formosa Epitaxy, Inc. ..........................................        601,811           377,263
     Formosa International Hotels Corp. .............................         54,780           800,641
     Formosa Oilseed Processing Co., Ltd. ...........................        295,697           133,340
     Formosan Rubber Group, Inc. ....................................      1,038,000           744,206
     Formosan Union Chemical Corp. ..................................        636,380           397,490
    *Fortune Electric Co., Ltd. .....................................        502,078           265,702
     Founding Construction & Development Co., Ltd. ..................        401,977           264,258
    *Froch Enterprise Co., Ltd. .....................................        449,000           193,010


                                      1318

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     FSP Technology, Inc. ...........................................        420,887   $       347,982
     Fu I Industrial Co., Ltd. ......................................        136,113            53,496
     Fullerton Technology Co., Ltd. .................................        231,600           212,803
     Fwusow Industry Co., Ltd. ......................................        532,407           307,469
     G Shank Enterprise Co., Ltd. ...................................        404,013           229,055
     Gem Terminal Industries Co., Ltd. ..............................        142,386            74,781
     Gemtek Technology Corp. ........................................        857,219           809,764
     General Plastic Industrial Co., Ltd. ...........................        137,553           123,812
    *Genesis Photonics, Inc. ........................................        506,503           722,412
     Genius Electronic Optical Co., Ltd. ............................        101,030           744,475
     GeoVision, Inc. ................................................         93,774           309,634
     Getac Technology Corp. .........................................      1,034,360           567,565
     Giant Manufacture Co., Ltd. ....................................        660,776         2,556,923
    *Giantplus Technology Co., Ltd. .................................        511,900           159,823
     Giga Storage Corp. .............................................        682,561           451,643
     Giga-Byte Technology Co., Ltd. .................................      1,803,800         1,461,217
     Gintech Energy Corp. ...........................................        758,936           945,457
     Global Brands Manufacture, Ltd. ................................        602,108           293,325
    *Global Mixed Mode Technology, Inc. .............................        189,000           549,839
     Global Unichip Corp. ...........................................        193,000           766,162
    *Globe Union Industrial Corp. ...................................        533,944           326,086
     Gold Circuit Electronics, Ltd. .................................      1,040,227           288,881
     Goldsun Development & Construction Co., Ltd. ...................      3,447,722         1,570,150
     Good Will Instrument Co., Ltd. .................................        182,044           134,240
     Grand Pacific Petrochemical Corp. ..............................      2,658,000         1,312,572
     Grape King, Inc. ...............................................        269,000           401,754
     Great China Metal Industry Co., Ltd. ...........................        462,000           511,717
     Great Taipei Gas Co., Ltd. .....................................        846,000           501,865
     Great Wall Enterprise Co., Ltd. ................................        965,394           983,131
     Greatek Co., Ltd. ..............................................      1,234,688           839,243
     Green Energy Technology, Inc. ..................................        409,554           406,343
     GTM Corp. ......................................................        369,000           187,683
    *Hannstar Board Corp. ...........................................        607,049           271,453
    *HannStar Display Corp. .........................................      2,447,989           140,919
    *HannsTouch Solution, Inc. ......................................      1,416,130           354,534
     Hanpin Co., Ltd. ...............................................        120,800            46,148
     Harvatek Corp. .................................................        253,963           144,952
     Hey Song Corp. .................................................      1,131,000         1,123,981
     Hiti Digital, Inc. .............................................        271,573           209,490
     Hitron Technologies, Inc. ......................................        374,213           215,602
    *Ho Tung Holding Corp. ..........................................      1,340,948           752,135
    *Hocheng Corp. ..................................................        691,700           204,728
     Hold-Key Electric Wire & Cable Co., Ltd. .......................        391,191           146,464
     Holiday Entertainment Co., Ltd. ................................        236,800           335,653
     Holtek Semiconductor, Inc. .....................................        428,000           407,739
     Holy Stone Enterprise Co., Ltd. ................................        827,183           765,026
    *Hong Ho Precision Textile Co., Ltd. ............................        169,000            86,499
     Hong Tai Electric Industrial Co., Ltd. .........................        594,000           190,257
     Hong Yi Fiber Industry Co., Ltd. ...............................        164,652            56,008
     Honmyue Enterprise Co., Ltd. ...................................        139,080            40,323
    *Hota Industrial Manufacturing Co., Ltd. ........................        294,000           124,539
     Hsin Kuang Steel Co., Ltd. .....................................        648,443           464,764
     Hsing Ta Cement Co., Ltd. ......................................        620,000           222,505
     Hua Eng Wire & Cable Co., Ltd. .................................      1,182,565           339,407
     Huaku Development Co., Ltd. ....................................        503,937         1,183,183
     Huang Hsiang Construction Co. ..................................        324,800           686,032
     Hung Ching Development & Construction Co., Ltd. ................        449,000           217,131
     Hung Poo Construction Corp. ....................................        602,185           507,996
     Hung Sheng Construction Co., Ltd. ..............................      1,503,400           696,487
    *Hwa Fong Rubber Co., Ltd. ......................................        595,670           151,336
    *Ichia Technologies, Inc. .......................................        900,000           530,011


                                      1319

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     I-Chiun Precision Industry Co., Ltd. ...........................        463,313   $       231,940
     ICP Electronics, Inc. ..........................................        382,000           532,578
     Infortrend Technology, Inc. ....................................        685,163           682,976
    *Inotera Memories, Inc. .........................................      5,139,000           759,389
     Inventec Corp. .................................................      2,185,840           785,546
     I-Sheng Electric Wire & Cable Co., Ltd. ........................        255,000           317,930
     ITE Technology, Inc. ...........................................        385,408           394,665
     ITEQ Corp. .....................................................        705,104           762,319
    *Jenn Feng New Energy Co., Ltd. .................................        308,000           306,065
    *Jess-Link Products Co., Ltd. ...................................        212,900           234,700
     Johnson Health Tech Co., Ltd. ..................................        150,675           317,086
     Jui Li Enterprise Co., Ltd. ....................................        324,080            87,729
     Kang Na Hsiung Enterprise Co., Ltd. ............................        336,020           177,961
    *Kao Hsing Chang Iron & Steel Corp. .............................        784,000           117,938
     Kaulin Manufacturing Co., Ltd. .................................        312,330           243,864
     Kee Tai Properties Co., Ltd. ...................................        898,473           455,990
     Kenda Rubber Industrial Co., Ltd. ..............................      1,036,903         1,196,481
     Kerry TJ Logistics Co., Ltd. ...................................        802,000           845,287
     Kian Shen Corp. ................................................        112,750           185,587
     King Core Electronics, Inc. ....................................         10,623             7,351
     King Slide Works Co., Ltd. .....................................        129,550           556,362
     King Yuan Electronics Co., Ltd. ................................      3,055,979         1,176,467
     Kingdom Construction Co., Ltd. .................................        889,000           580,330
    *King's Town Bank ...............................................      2,132,701         1,324,022
     King's Town Construction Co., Ltd. .............................        636,105           459,772
     Kinik Co. ......................................................        270,000           371,154
     Kinko Optical Co., Ltd. ........................................        335,000           443,074
     Kinpo Electronics, Inc. ........................................      3,162,157           809,462
     Knowledge-Yield-Excellence Systems Corp. .......................        629,903           277,588
     KS Terminals, Inc. .............................................        227,482           152,643
     Kung Long Batteries Industrial Co., Ltd. .......................        128,000           184,083
    *Kuoyang Construction Co., Ltd. .................................        940,000           405,562
     Kwong Fong Industries Corp. ....................................        893,200           300,701
     L&K Engineering Co., Ltd. ......................................        354,048           299,020
     Lan Fa Textile Co., Ltd. .......................................        687,933           258,649
    *Leadtek Research, Inc. .........................................         52,472            11,823
     Leadtrend Technology Corp. .....................................         62,086           130,953
     Lealea Enterprise Co., Ltd. ....................................      1,542,924           587,645
     Lee Chi Enterprises Co., Ltd. ..................................        435,000           165,981
    *Leofoo Development Co., Ltd. ...................................        507,000           333,702
     Les Enphants Co., Ltd. .........................................        421,110           459,415
     Li Peng Enterprise Co., Ltd. ...................................      1,138,606           387,188
     Lian Hwa Foods Corp. ...........................................        208,890           276,994
     Lien Hwa Industrial Corp. ......................................      1,299,676           800,940
     Lingsen Precision Industries, Ltd. .............................        929,506           474,512
     LITE-ON IT Corp. ...............................................      1,339,990         1,252,912
     Lite-On Semiconductor Corp. ....................................        699,730           364,667
     Long Bon International Co., Ltd. ...............................        846,945           305,101
     Long Chen Paper Co., Ltd. ......................................      1,073,674           333,730
    *Lotes Co., Ltd. ................................................        123,778           352,425
    *Lucky Cement Corp. .............................................        677,000           137,985
     Lumax International Corp., Ltd. ................................        220,245           503,830
     Makalot Industrial Co., Ltd. ...................................        316,202           714,520
     Marketech International Corp. ..................................        335,000           216,813
     Masterlink Securities Corp. ....................................      2,634,000           946,103
     Maxtek Technology Co., Ltd. ....................................         41,000            28,619
     Mayer Steel Pipe Corp. .........................................        489,567           253,138
     Maywufa Co., Ltd. ..............................................        170,322            75,993
     Media Tek, Inc. ................................................         15,513           162,798
     Meiloon Co., Ltd. ..............................................        404,053           159,237
     Mercuries & Associates, Ltd. ...................................      1,098,498         1,167,362


                                      1320

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    *Mercuries Data Systems, Ltd. ...................................        353,000   $       161,341
     Merida Industry Co., Ltd. ......................................        432,170         1,035,748
     Merry Electronics Co., Ltd. ....................................        350,363           418,733
    *Microelectronics Technology, Inc. ..............................        891,527           203,476
     Micro-Star International Co., Ltd. .............................      3,067,075         1,367,178
     Min Aik Technology Co., Ltd. ...................................        344,316           649,959
     Mirle Automation Corp. .........................................        363,096           286,604
     Mitac International Corp. ......................................      3,851,000         1,370,536
    *Mosel Vitelic, Inc. ............................................        668,644            97,448
    *Mospec Seminconductor Corp. ....................................         24,000             6,264
     Nak Sealing Technologies Corp. .................................        133,954           217,501
    *Namchow Chemical Industrial Co., Ltd. ..........................        473,000           431,193
     Nankang Rubber Tire Co., Ltd. ..................................      1,075,056         1,855,186
     Nantex Industry Co., Ltd. ......................................        526,036           460,075
    *Nanya Technology Corp. .........................................      2,937,000           289,558
     National Petroleum Co., Ltd. ...................................        551,824           582,270
    *Neo Solar Power Corp. ..........................................      1,078,000           860,469
    *New Asia Construction & Development Co., Ltd. ..................        402,989           128,269
     Nichidenbo Corp. ...............................................        190,349           165,228
     Nien Hsing Textile Co., Ltd. ...................................        726,125           516,512
    *Ocean Plastics Co., Ltd. .......................................        388,200           246,637
     Opto Tech Corp. ................................................      1,242,886           500,748
    *Orient Semiconductor Electronics, Ltd. .........................      1,263,000           203,600
    *Oriental Union Chemical Corp. ..................................      1,252,788         1,635,921
     Orise Technology Co., Ltd. .....................................        130,000           150,914
    *Pacific Construction Co., Ltd. .................................      1,054,000           159,899
     Pan Jit International, Inc. ....................................        825,541           449,910
     Pan-International Industrial Corp. .............................        886,893           889,193
     Paragon Technologies Co., Ltd. .................................        141,449           153,962
     PChome Online, Inc. ............................................         59,262           387,889
     Phihong Technology Co., Ltd. ...................................        593,901           778,593
    *Phytohealth Corp. ..............................................        286,000           365,637
    *Picvue Electronics, Ltd. .......................................         72,760                --
    *Pihsiang Machinery Manufacturing Co., Ltd. .....................        291,534           371,334
     Plotech Co., Ltd. ..............................................        191,000           113,087
     Polytronics Technology Corp. ...................................        156,027           257,876
    *Potrans Electrical Corp. .......................................        228,000            33,227
    *Power Quotient International Co., Ltd. .........................        383,000           132,791
    *Powercom Co., Ltd. .............................................        302,000           236,313
     President Securities Corp. .....................................      2,406,920         1,231,626
     Prince Housing & Development Corp. .............................      1,832,347         1,333,518
    *Procomp Informatics, Ltd. ......................................         21,675                --
    *Prodisc Technology, Inc. .......................................      1,707,199             9,701
     Promate Electronic Co., Ltd. ...................................        332,000           202,787
    *Promise Technology, Inc. .......................................        333,286           196,448
    *Protop Technology Co., Ltd. ....................................        192,000             1,348
     Qisda Corp. ....................................................      3,451,900           943,217
    *Quintain Steel Co., Ltd. .......................................        617,750           165,628
    *Radiant Opto-Electronics Corp. .................................        925,247         2,719,639
     Radium Life Tech Corp. .........................................      1,465,223         1,318,026
     Ralec Electronic Corp. .........................................        103,209           133,258
     Realtek Semiconductor Corp. ....................................      1,040,990         1,734,010
     Rechi Precision Co., Ltd. ......................................        714,900           555,422
    *Rexon Industrial Corp., Ltd. ...................................        361,000            55,763
    *Richtek Technology Corp. .......................................        343,000         1,724,541
    *Ritek Corp. ....................................................      7,152,387         1,371,691
    *Ruentex Development Co., Ltd. ..................................      1,066,000         1,270,267
    *Sainfoin Technology Corp. ......................................        131,260                --
     Sampo Corp. ....................................................      1,483,327           399,941
     San Fang Chemical Industry Co., Ltd. ...........................        371,582           298,724
     Sanyang Industrial Co., Ltd. ...................................      1,848,628         1,098,382


                                      1321

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Sanyo Electric Taiwan Co., Ltd. ................................        503,000   $       456,123
     SCI Pharmtech, Inc. ............................................         71,936           131,180
    *SDI Corp. ......................................................        299,000           212,931
     Senao International Co., Ltd. ..................................        375,541         1,302,797
     Sercomm Corp. ..................................................        370,000           397,851
     Shan-Loong Transportation Co., Ltd. ............................         24,000            13,933
     Sheng Yu Steel Co., Ltd. .......................................        552,980           351,963
    *ShenMao Technology, Inc. .......................................        207,891           270,809
     Shih Wei Navigation Co., Ltd. ..................................        400,598           406,392
     Shihlin Electric & Engineering Corp. ...........................        976,000         1,014,015
    *Shihlin Paper Corp. ............................................        418,000           698,735
     Shin Shin Co., Ltd. ............................................         49,000            42,279
     Shin Zu Shing Co., Ltd. ........................................        293,144           575,667
    *Shining Building Business Co., Ltd. ............................        439,235           456,891
     Shinkong Insurance Co., Ltd. ...................................        542,131           312,099
     Shinkong Synthetic Fibers Co., Ltd. ............................      4,152,360         1,299,098
    *Shuttle, Inc. ..................................................        463,152           148,079
     Sigurd Microelectronics Corp. ..................................        971,974           686,032
     Silicon Integrated Systems Corp. ...............................      1,712,820           666,147
     Silitech Technology Corp. ......................................        264,627           715,324
     Sinbon Electronics Co., Ltd. ...................................        404,000           272,098
     Sincere Navigation Corp. .......................................        808,786           735,580
     Sinkang Industries, Ltd. .......................................        152,001            57,085
     Sinkong Textile Co., Ltd. ......................................        482,542           620,619
     Sinon Corp. ....................................................        947,510           374,072
     Sinphar Pharmaceutical Co., Ltd. ...............................        221,184           194,359
     Sinyi Realty Co., Ltd. .........................................        457,072           626,852
    *Sitronix Technology Corp. ......................................        283,879           331,945
     Solomon Technology Corp. .......................................        147,138            48,844
    *Sonix Technology Co., Ltd. .....................................        431,000           588,158
     South East Soda Manufacturing Co., Ltd. ........................        313,250           335,176
     Southeast Cement Co., Ltd. .....................................        899,700           317,632
     Spirox Corp. ...................................................        180,000            94,255
     Springsoft, Inc. ...............................................        518,000           568,681
     Standard Chemical & Pharmaceutical Co., Ltd. ...................        227,571           187,112
     Standard Foods Taiwan, Ltd. ....................................        767,128         2,494,641
     Star Comgistic Capital Co., Ltd. ...............................        194,785           151,584
     Stark Technology, Inc. .........................................        229,860           209,371
     Sunonwealth Electric Machine Industry Co., Ltd. ................        339,487           301,607
     Sunplus Technology Co., Ltd. ...................................        876,000           351,181
     Sunrex Technology Corp. ........................................        612,736           432,518
     Sunspring Metal Corp. ..........................................        143,000           139,196
    *Super Dragon Technology Co., Ltd. ..............................        180,200           201,245
     Supreme Electronics Co., Ltd. ..................................        458,000           269,511
     Sweeten Construction Co., Ltd. .................................        166,889            86,978
    *Syscom Computer Engineering Co. ................................         30,000            11,336
     Sysware Systex Corp. ...........................................        242,388           286,412
    *Ta Chen Stainless Pipe Co., Ltd. ...............................      1,607,953           825,696
    *Ta Chong Bank, Ltd. ............................................      4,025,769         1,158,929
     Ta Ya Electric Wire & Cable Co., Ltd. ..........................      1,503,306           402,205
     Ta Yih Industrial Co., Ltd. ....................................        194,000           424,707
     Tah Hsin Industrial Corp. ......................................        447,000           437,879
    *TAI Roun Products Co., Ltd. ....................................        239,000            85,959
     TA-I Technology Co., Ltd. ......................................        422,638           298,537
    *Taichung Commercial Bank .......................................      3,082,272         1,037,247
     Tainan Enterprises Co., Ltd. ...................................        289,370           351,787
     Tainan Spinning Co., Ltd. ......................................      2,605,488         1,151,038
     Taisun Enterprise Co., Ltd. ....................................        740,590           399,232
     Taita Chemical Co., Ltd. .......................................        566,430           244,521
     Taiwan Acceptance Corp. ........................................        229,480           446,838
    *Taiwan Business Bank ...........................................      3,691,859         1,205,613


                                      1322

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Taiwan Cogeneration Corp. ......................................        845,566   $       544,231
     Taiwan Fire & Marine Insurance Co., Ltd. .......................        788,338           594,642
    *Taiwan Flourescent Lamp Co., Ltd. ..............................        176,000            17,531
     Taiwan Fu Hsing Industrial Co., Ltd. ...........................         83,000            48,019
     Taiwan Hon Chuan Enterprise Co., Ltd. ..........................        559,814         1,207,465
    *Taiwan Kolin Co., Ltd. .........................................      1,356,000                --
    *Taiwan Land Development Corp. ..................................      1,770,483           699,760
     Taiwan Life Insurance Co., Ltd. ................................        869,232           637,352
     Taiwan Line Tek Electronic Co., Ltd. ...........................         79,980            73,827
     Taiwan Mask Corp. ..............................................        639,412           226,992
     Taiwan Navigation Co., Ltd. ....................................        610,777           592,808
     Taiwan Paiho Co., Ltd. .........................................        692,165           520,430
     Taiwan Pulp & Paper Corp. ......................................      1,065,980           395,792
     Taiwan Sakura Corp. ............................................        667,003           385,820
     Taiwan Secom Co., Ltd. .........................................        710,332         1,281,701
     Taiwan Sogo Shinkong Security Co., Ltd. ........................        743,278           637,584
    *Taiwan Styrene Monomer Corp. ...................................      1,039,303           264,092
     Taiwan Tea Corp. ...............................................      1,720,897           907,400
     Taiyen Biotech Co., Ltd. .......................................        494,000           425,376
    *Tatung Co., Ltd. ...............................................      5,660,455         1,992,984
     Teco Electric & Machinery Co., Ltd. ............................      4,753,000         2,772,923
    *Tecom, Ltd. ....................................................        161,114            13,003
     Ten Ren Tea Co., Ltd. ..........................................        146,980           243,737
     Test Research, Inc. ............................................        389,151           486,008
     Test-Rite International Co., Ltd. ..............................        794,438           578,664
    *Thinking Electronic Industrial Co., Ltd. .......................        184,204           173,880
     Thye Ming Industrial Co., Ltd. .................................        408,360           424,257
     TNC Industrial Corp., Ltd. .....................................        197,000           192,718
     Ton Yi Industrial Corp. ........................................      2,611,644         1,329,093
     Tong Hsing Electronic Industries, Ltd. .........................        288,963           732,160
     Tong Yang Industry Co., Ltd. ...................................        959,060           921,405
     Tong-Tai Machine & Tool Co., Ltd. ..............................        411,640           376,907
     Topco Scientific Co., Ltd. .....................................        362,082           524,582
     Topoint Technology Co., Ltd. ...................................        343,249           244,684
     Transcend Information, Inc. ....................................        473,651         1,105,944
     Tsann Kuen Enterprise Co., Ltd. ................................        232,686           497,940
     TSRC Corp. .....................................................            800             2,077
     TTET Union Corp. ...............................................        270,000           438,222
     Tung Ho Steel Enterprise Corp. .................................      1,740,000         1,559,590
    *Twinhead International Corp. ...................................            500                66
     TXC Corp. ......................................................        784,053           922,933
    *TYC Brother Industrial Co., Ltd. ...............................        574,329           252,402
    *Tycoons Group Enterprise Co., Ltd. .............................      1,189,182           279,816
     Tyntek Corp. ...................................................        767,621           269,933
    *Tze Shin International Co., Ltd. ...............................        356,416           124,062
    *Union Bank of Taiwan ...........................................      2,836,593           958,416
     Unitech Electronics Co., Ltd. ..................................        281,804           123,583
     Unitech Printed Circuit Board Corp. ............................      1,289,370           600,234
     United Integration Service Co., Ltd. ...........................        509,439           511,303
     Unity Opto Technology Co., Ltd. ................................        479,500           382,835
     Universal Cement Corp. .........................................      1,059,191           529,787
     Universal Microelectronics Co., Ltd. ...........................         84,000            25,596
     Universal, Inc. ................................................        138,971            85,270
     UPC Technology Corp. ...........................................      1,703,334           855,686
     USI Corp. ......................................................      1,549,464         1,653,954
     Ve Wong Corp. ..................................................        356,696           259,837
    *Veutron Corp. ..................................................         51,628             4,487
    *Via Technologies, Inc. .........................................      1,772,000         1,351,863
     Visual Photonics Epitacy Co., Ltd. .............................        584,360           785,040
     Wah Lee Industrial Corp. .......................................        453,000           605,304
     Walsin Lihwa Corp. .............................................         17,000             5,703


                                      1323

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Walsin Technology Corp., Ltd. ..................................      1,222,873   $       379,974
     Walton Advanced Engineering, Inc. ..............................        817,197           312,447
     Wan Hai Lines Co., Ltd. ........................................        678,000           351,930
     Wan Hwa Enterprise Co., Ltd. ...................................        533,718           255,882
    *Waterland Financial Holdings Co., Ltd. .........................      6,145,933         2,256,330
    *WEI Chih Steel Industrial Co., Ltd. ............................        433,000            80,660
     Wei Chuan Food Corp. ...........................................        906,000         1,010,722
     Weikeng Industrial Co., Ltd. ...................................        561,100           410,523
     Well Shin Technology Co., Ltd. .................................        144,000           169,435
     Wellypower Optronics Corp. .....................................        310,000           179,624
     Weltrend Semiconductor, Inc. ...................................        636,833           374,195
    *Winbond Electronics Corp. ......................................      7,810,138         1,458,719
     Wistron NeWeb Corp. ............................................        478,891         1,130,366
     WT Microelectronics Co., Ltd. ..................................        524,524           717,243
    *WUS Printed Circuit Co., Ltd. ..................................        840,000           421,125
     Yageo Corp. ....................................................      5,514,000         1,660,969
     Yang Ming Marine Transport Corp. ...............................        345,000           142,163
    *Yem Chio Co., Ltd. .............................................        532,694           461,372
     Yeung Cyang Industrial Co., Ltd. ...............................        808,171           506,194
     Yi Jinn Industrial Co., Ltd. ...................................        681,308           188,879
     Yieh Phui Enterprise Co., Ltd. .................................      2,743,645           915,428
    *Young Fast Optoelectronics Co., Ltd. ...........................         83,872           241,939
     Young Optics, Inc. .............................................         92,111           273,045
    *Yuanta Financial Holding Co., Ltd. .............................      2,464,167         1,404,691
     Yuen Foong Yu Paper Manufacturing Co., Ltd. ....................      3,052,212         1,240,586
     Yuen Jen Enterprises Co., Ltd. .................................          6,668             3,786
     Yung Chi Paint & Varnish Manufacturing Co., Ltd. ...............        258,869           369,018
     Yung Tay Engineering Co., Ltd. .................................        787,000         1,272,213
     YungShin Global Holding Corp. ..................................        413,300           635,648
     Zenitron Corp. .................................................        430,000           282,213
     Zig Sheng Industrial Co., Ltd. .................................        906,219           442,207
     Zinwell Corp. ..................................................        700,586           863,238
     Zippy Technology Corp. .........................................        264,948           193,234
     Zyxel Communication Corp. ......................................        573,430           378,839
                                                                                       ---------------
TOTAL TAIWAN ........................................................                      255,093,611
                                                                                       ---------------
THAILAND -- (3.1%)
     A.J. PCL (Foreign) .............................................        381,188           198,342
     Aeon Thana Sinsap (Thailand) PCL (Foreign) .....................        142,500           132,073
    *Airports of Thailand PCL (Foreign) .............................        759,700           944,993
     Amata Corp. PCL (Foreign) ......................................      1,818,700           644,677
    *Apex Development PCL (Foreign) .................................          3,536             2,477
     Asian Property Development PCL (Foreign) .......................      3,215,160           474,694
     Bangchak Petroleum PCL (Foreign) ...............................      1,592,500           901,122
     Bangkok Aviation Fuel Services PCL (Foreign) ...................        854,917           289,143
     Bangkok Chain Hospital PCL (Foreign) ...........................      3,501,750           717,432
     Bangkok Dusit Medical Services PCL (Foreign) ...................        421,600           925,463
     Bangkok Expressway PCL (Foreign) ...............................      1,319,400           703,680
     Bangkok First Investment & Trust PCL (Foreign) .................        211,400            45,030
     Bangkok Insurance PCL (Foreign) ................................        127,101           839,073
     Bangkok Life Assurance PCL (Foreign) NVDR ......................        913,400         1,277,275
    *Bangkok Metro PCL (Foreign) ....................................      6,221,100           103,179
    *Bangkok Rubber PCL (Foreign) ...................................         14,600             1,177
    *Bangkokland PCL (Foreign) ......................................     21,859,870           341,227
     Big C Supercenter PCL (Foreign) ................................         82,500           296,463
     Bumrungrad Hospital PCL (Foreign) ..............................        722,300           933,705
     Cal-Comp Electronics (Thailand) PCL (Foreign) ..................      3,894,500           298,895
    *Central Paper Industry PCL (Foreign) ...........................             20             1,366
     Central Plaza Hotel PCL (Foreign) ..............................      1,312,400           349,973
     CH Karnchang PCL (Foreign) .....................................      2,699,300           566,195
     Charoong Thai Wire & Cable PCL (Foreign) .......................        452,700           103,054


                                      1324

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
     Country Group Securities PCL (Foreign) .........................        590,078   $        15,735
     Delta Electronics (Thailand) PCL (Foreign) .....................      1,375,100           831,768
     Diamond Building Products PCL (Foreign) ........................        469,900            89,396
     Dynasty Ceramic PCL (Foreign) ..................................        777,200         1,390,114
     Eastern Water Resources Development & Management PCL (Foreign) .      2,199,400           400,541
     Electricity Generating PCL (Foreign) ...........................        295,400           806,946
     Electricity Generating PCL (Foreign) NVDR ......................        116,500           318,244
    *Erawan Group PCL (Foreign) .....................................      4,046,270           289,489
     Esso Thailand PCL (Foreign) ....................................      3,894,300         1,152,459
    *G J Steel PCL (Foreign) ........................................     47,637,200           232,377
    *G Steel PCL (Foreign) ..........................................     25,312,700           304,576
    *GFPT PCL(Foreign) ..............................................      1,261,300           381,466
     GMM Grammy PCL (Foreign) .......................................        928,000           491,915
     Hana Microelectronics PCL (Foreign) ............................      1,281,796           691,961
     Hermraj Land & Development PCL (Foreign) .......................      9,452,800           633,261
    *Home Product Center PCL (Foreign) ..............................      9,926,144         2,985,913
     ICC International PCL (Foreign) ................................        204,600           294,424
     Italian-Thai Development PCL (Foreign) NVDR ....................      6,545,530           791,849
    *ITV PCL (Foreign) ..............................................      2,785,600            95,118
     Jasmine International PCL (Foreign) ............................      8,762,100           484,409
     Kang Yong Electric PCL (Foreign) ...............................         23,900           124,746
     Khon Kaen Sugar Industry PCL (Foreign) .........................      1,471,200           559,774
     Kiatnakin Bank PCL (Foreign) NVDR ..............................        764,800           690,185
     Laguna Resorts & Hotels PCL (Foreign) ..........................         80,500           126,313
     Lanna Resources PCL (Foreign) ..................................        548,800           412,269
     Loxley PCL (Foreign) ...........................................      3,228,020           293,934
     LPN Development PCL (Foreign) ..................................      1,488,000           488,741
     Major Cineplex Group PCL (Foreign) .............................      1,494,300           588,001
     MBK PCL (Foreign) ..............................................        330,900           946,966
     MCOT PCL (Foreign) .............................................      1,092,200           896,847
     MCS Steel PCL (Foreign) ........................................        465,900           122,725
    *Minor International PCL (Foreign) ..............................      2,783,903           950,601
     Muang Thai Insurance PCL (Foreign) .............................         19,588            39,017
     Muramoto Electronic (Thailand) PCL (Foreign) ...................         14,000            87,870
     Padaeng Industry PCL (Foreign) NVDR ............................        279,200           114,404
     Patum Rice Mill & Granary PCL (Foreign) ........................          5,500            13,392
     Polyplex PCL (Foreign) .........................................      1,057,800           526,320
     Precious Shipping PCL (Foreign) ................................      1,223,900           577,124
     Preuksa Real Estate PCL (Foreign) ..............................      2,484,000           864,351
     Property Perfect PCL (Foreign) .................................     10,474,800           214,606
     Quality Houses PCL (Foreign) ...................................     11,876,300           521,399
     Ratchaburi Electricity Generating Holding PCL (Foreign) ........         90,500           121,402
    *Regional Container Lines PCL (Foreign) .........................        789,600           154,068
     Robinson Department Store PCL (Foreign) ........................      1,875,025         2,012,222
     Rojana Industrial Park PCL (Foreign) ...........................      1,167,300           246,746
     Saha Pathana Inter-Holding PCL (Foreign) .......................        680,300           497,780
     Saha-Union PCL (Foreign) .......................................        538,400           468,364
    *Sahaviriya Steel Industries PCL (Foreign) ......................     28,294,200           625,693
     Samart Corporation PCL (Foreign) ...............................      1,676,200           392,476
     Samart I-Mobile PCL (Foreign) ..................................      8,442,100           549,080
     Samart Telcoms PCL (Foreign) ...................................        657,700           222,442
     Sansiri PCL (Foreign) ..........................................     12,232,108           425,638
     SC Asset Corp. PCL (Foreign) ...................................      1,160,200           358,436
     SE-Education PCL (Foreign) .....................................        138,900            45,622
    *Shinawatra Satellite PCL (Foreign) .............................      1,383,800           373,513
     Siam City Cement PCL (Foreign) .................................        119,100           910,195
     Siam City Cement PCL (Foreign) NVDR ............................         82,600           631,252
     Siam Future Development PCL (Foreign) ..........................      1,421,400           279,658
     Siam Makro PCL (Foreign) .......................................        355,600         2,405,359
     Siamgas & Petrochemicals PCL (Foreign) .........................        980,800           354,045
     Sino-Thai Engineering & Construction PCL (Foreign) .............      1,259,200           446,351


                                      1325

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
     SNC Former PCL (Foreign) .......................................        244,400   $       160,549
     Somboon Advance Technology PCL (Foreign) (B05N984) .............         15,850             8,969
     Somboon Advance Technology PCL (Foreign) (B05PZJ3) .............        454,700           257,294
     Sri Trang Agro Industry PCL (Foreign) ..........................      1,854,990         1,146,173
     STP & I PCL (Foreign) ..........................................        414,935           275,274
     Supalai PCL (Foreign) ..........................................      2,640,533         1,073,387
     SVI PCL (Foreign) ..............................................      1,992,800           204,789
    *Tata Steel (Thailand) PCL (Foreign) ............................      9,617,100           262,711
    *Thai Airways International PCL (Foreign) NVDR ..................        141,400            89,208
     Thai Carbon Black PCL (Foreign) ................................        155,800           121,600
     Thai Plastic & Chemicals PCL (Foreign) .........................      1,357,900         1,024,497
     Thai Rayon PCL (Foreign) .......................................          1,700             4,492
     Thai Reinsurance PCL (Foreign) .................................      1,484,700           196,029
     Thai Stanley Electric PCL (Foreign) ............................        127,600           589,242
     Thai Tap Water Supply PCL (Foreign) ............................      5,240,200           841,840
     Thai Union Frozen Products PCL (Foreign) .......................      1,298,325         2,237,763
     Thai Vegetable Oil PCL (Foreign) ...............................      1,087,875           590,813
     Thai Wacoal PCL (Foreign) ......................................         78,000           110,976
    *Thai-German Ceramic Industry PCL (Foreign) .....................        876,300           145,338
     Thanachart Capital PCL (Foreign) ...............................      2,034,100         1,633,895
     Thoresen Thai Agencies PCL (Foreign) ...........................      1,265,700           613,299
     Ticon Industrial Connection PCL (Foreign) ......................      1,026,600           350,546
    *Tipco Asphalt PCL (Foreign) ....................................        306,190           527,742
    *TIPCO Foods PCL (Foreign) ......................................        130,682            14,364
     Tisco Financial Group PCL (Foreign) ............................        939,700         1,054,298
     TPI Polene PCL (Foreign) .......................................      2,337,460           980,593
    *True Corp. PCL (Foreign) .......................................     15,627,394         1,443,311
    *Tycoons Worldwide Group PCL (Foreign) ..........................        804,700           191,034
     Univanich Palm Oil PCL (Foreign) ...............................         30,000            76,585
     Univentures PCL (Foreign) ......................................      1,801,100           123,002
     Vanachai Group PCL (Foreign) ...................................      2,200,266           241,850
     Vinythai PCL (Foreign) .........................................      2,273,034         1,057,053
                                                                                       ---------------
TOTAL THAILAND ......................................................                       62,101,112
                                                                                       ---------------
TURKEY -- (2.5%)
     Adana Cimento Sanayii T.A.S. Series A ..........................        168,260           380,311
     Adana Cimento Sanayii T.A.S. Series C ..........................        293,711           110,704
    *Advansa Sasa Polyester Sanayi A.S. .............................        405,521           360,931
     Afyon Cimento Sanayi T.A.S. ....................................          1,584            96,846
     Akcansa Cimento Sanayi ve Ticaret A.S. .........................        259,502           982,227
    *Akenerji Elektrik Uretim A.S. ..................................        461,244           730,395
    *Akfen Holding A.S. .............................................         12,398            65,335
     Aksa Akrilik Kimya Sanayii A.S. ................................        295,534           759,148
    *Aksigorta A.S. .................................................        461,542           381,083
    *Aktas Elektrik Ticaret A.S. ....................................            370            31,384
     Alarko Holding A.S. ............................................        236,533           421,777
    *Albaraka Turk Katilim Bankasi A.S. .............................        596,637           629,288
    *Alcatel-Lucent Teletas Telekomunikasyon A.S. ...................         60,001           114,418
     Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S. ...........        110,344         1,157,245
     Anadolu Anonim Turk Sigorta Sirketi A.S. .......................        745,308           356,533
     Anadolu Cam Sanayii A.S. .......................................        472,758           852,439
     Anadolu Hayat Sigorta A.S. .....................................        151,022           257,925
     Arcelik A.S. ...................................................             --                 1
     Aselsan Elektronik Sanayi Ve Ticaret A.S. ......................        132,362           565,152
    *Asya Katilim Bankasi A.S. ......................................      1,286,064         1,376,329
    *Ayen Enerji A.S. ...............................................        190,297           167,208
     Aygaz A.S. .....................................................        223,656         1,216,172
     Bagfas Bandirma Gubre Fabrikalari A.S. .........................          7,343           694,739
     Banvit Bandirma Vitaminli Yem Sanayii A.S. .....................        158,502           309,593
     Bati Anabolu Cimento A.S. ......................................        123,794           454,506
    *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S. .............         40,255           189,796


                                      1326

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TURKEY -- (Continued)
     Bolu Cimento Sanayii A.S. ......................................        239,226   $       212,312
    *Borusan Mannesmann Boru Sanayi ve Ticaret A.S. .................         33,475           512,133
    *Bosch Fren Sistemleri Sanayi ve Ticaret A.S. ...................            989            80,422
    *Boyner Buyuk Magazacilik A.S. ..................................        189,233           316,714
     Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S. ...............          2,234           187,348
     Bursa Cimento Fabrikasi A.S. ...................................        173,040           444,239
     Celebi Hava Servisi A.S. .......................................         36,194           394,314
     Cimsa Cimento Sanayi ve Ticaret A.S. ...........................        219,659           949,399
    *Deva Holding A.S. ..............................................        166,494           207,830
    *Dogan Gazetecilik A.S. .........................................        114,947           130,377
    *Dogan Sirketler Grubu Holdings A.S. ............................      1,899,227           695,879
    *Dogan Yayin Holding A.S. .......................................      2,039,264           759,169
    *Dogus Otomotiv Servis ve Ticaret A.S. ..........................        490,086         1,053,247
    *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S. ...............         49,380            87,524
     Eczacibasi Yatirim Holding Ortakligi A.S. ......................        117,125           320,931
     EGE Seramik Sanayi ve Ticaret A.S. .............................        211,699           229,707
     EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
        ve Ticaret A.S. .............................................        865,147         1,059,456
     Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S. ............         11,000           265,430
     Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. ............          2,569           335,094
     Gentas Genel Metal Sanayi ve Ticaret A.S. ......................        375,926           354,166
    *Global Yatirim Holding A.S. ....................................        809,391           501,634
    *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S. ...............         49,862            17,951
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S. ...........         10,992           368,135
     Goodyear Lastikleri T.A.S. .....................................         31,518           943,759
    *GSD Holding A.S. ...............................................        778,870           311,278
    *Gubre Fabrikalari Ticaret A.S. .................................         68,251           467,404
    *Gunes Sigorta A.S. .............................................        143,245           153,828
     Haci Omer Sabanci Holding A.S. .................................             --                 1
     Hektas Ticaret T.A.S. ..........................................         16,327            12,419
    *Hurriyet Gazetecilik ve Matbaacilik A.S. .......................        528,208           273,934
    *Ihlas Holding A.S. .............................................      2,740,574         1,328,481
    *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. ....................        172,858           324,836
    *Is Finansal Kiralama A.S. ......................................        491,190           281,485
     Is Yatirim Menkul Degerler A.S. ................................        228,253           188,654
    *Isiklar Yatirim Holding A.S. ...................................        375,491           196,552
     Ittifak Holding A.S. ...........................................         32,850           128,265
    *Izmir Demir Celik Sanayi A.S. ..................................        289,951           595,861
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A ....        837,370           572,128
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B ....        314,441           263,862
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D ....      2,040,951           943,507
    *Karsan Otomotiv Sanayii Ve Ticaret A.S. ........................         42,090            30,098
     Kartonsan Karton Sanayi ve Ticaret A.S. ........................          3,981           440,883
    *Kerevitas Gida Sanayii ve Ticaret A.S. .........................          6,034           183,994
     Konya Cimento Sanayii A.S. .....................................          4,921           964,329
     Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
        Ticaret A.S. ................................................        156,178           383,794
    *Koza Anadolu Metal Madencilik Isletmeleri A.S. .................        200,500           461,221
     Mardin Cimento Sanayii ve Ticaret A.S. .........................        201,608           713,026
    *Marti Otel Isletmeleri A.S. ....................................             --                --
    *Menderes Tekstil Sanayi ve Ticaret A.S. ........................        183,718            88,054
    *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S. ................          8,927             5,629
    *Mudurnu Tavukculuk A.S. ........................................          1,740               443
    *Nergis Holding A.S. ............................................          1,784             3,733
    *Net Holding A.S. ...............................................        795,480           699,880
     Net Turizm Ticaret ve Sanayi A.S. ..............................        695,459           333,660
     Netas Telekomunikasyon A.S. ....................................         13,916         1,174,257
     Nuh Cimento Sanayi A.S. ........................................         83,715           472,284
     Otokar Otomotive Ve Savunma Sanayi A.S. ........................         39,067           697,612
    *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S. .........        250,375           538,895
    *Petkim Petrokimya Holding A.S. .................................        971,775         1,327,584
     Pinar Entegre Et ve Un Sanayi A.S. .............................         59,598           203,775
     Pinar SUT Mamulleri Sanayii A.S. ...............................        119,566         1,036,260


                                      1327

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TURKEY -- (Continued)
    *Raks Elektronik Sanayi ve Ticaret A.S. .........................          2,730   $         1,220
    *Reysas Tasimacilik ve Lojistik Ticaret A.S. ....................              1                 1
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S. ............        152,518           359,341
     Sekerbank T.A.S. ...............................................      1,138,021           640,055
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ......................        445,262           421,232
     Soda Sanayii A.S. ..............................................        207,311           400,206
     Soktas Tekstil Sanayi ve Ticaret A.S. ..........................         26,835           114,821
    *TAT Konserve Sanayii A.S. ......................................        191,274           300,521
    *TAV Havalimanlari Holding A.S. .................................        171,999           828,499
    *Tekfen Holding A.S. ............................................        386,195         1,321,788
    *Tekstil Bankasi A.S. ...........................................        102,428            40,937
     Tofas Turk Otomobil Fabrikasi A.S. .............................             89               342
    *Trabzonspor Sportif Yatirim ve T.A.S. ..........................         15,517           159,523
     Trakya Cam Sanayii A.S. ........................................        688,736         1,103,854
     Turcas Petrol A.S. .............................................        274,977           450,389
    *Turk Traktor ve Ziraat Makineleri A.S. .........................         35,080           652,060
     Turkiye Sinai Kalkinma Bankasi A.S. ............................      1,157,085         1,293,522
     Turkiye Sise ve Cam Fabrikalari A.S. ...........................             --                 1
     Ulker Biskuvi Sanayi A.S. ......................................        300,019           951,601
    *Uzel Makina Sanayii A.S. .......................................        172,635            76,145
    *Vakif Finansal Kiralama A.S. ...................................              2                 2
     Vestel Beyaz Esya Sanayi ve Ticaret A.S. .......................        164,809           189,933
    *Vestel Elektronik Sanayi ve Ticaret A.S. .......................        298,552           351,614
     Yapi Kredi Sigorta A.S. ........................................        102,412           812,020
    *Zorlu Enerji Elektrik Uretim A.S. ..............................        305,254           298,942
                                                                                       ---------------
TOTAL TURKEY ........................................................                       49,659,130
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,811,475,799
                                                                                       ---------------
PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.3%)
     Alpargatas SA ..................................................        486,000         3,227,073
     Banco Alfa de Investimento SA ..................................          3,200            10,419
     Banco Cruzeiro do Sul SA .......................................         31,000           249,177
     Banco Daycoval SA ..............................................         72,700           400,584
     Banco do Estado do Rio Grande do Sul SA ........................        402,747         4,250,677
     Banco Industrial e Comercial SA ................................        186,220           848,205
     Banco Mercantil do Brasil SA ...................................          6,500            43,918
    *Banco Panamericano SA ..........................................        111,500           495,527
     Bardella SA Industrias Mecanicas ...............................            500            26,939
    #Braskem SA Preferred A Sponsored ADR ...........................         90,339         1,629,716
     Centrais Electricas de Santa Catarina SA Preferred Series B ....         60,300         1,299,531
     Cia de Ferro Ligas da Bahia-Ferbasa ............................        143,387           863,571
     Cia de Gas de Sao Paulo SA Preferred Series A ..................         48,700           991,388
     Cia de Tecidos Norte de Minas - Coteminas SA ...................        161,842           343,131
     Cia Energetica do Ceara SA Preferred Series A ..................         76,300         1,542,132
     Confab Industrial SA ...........................................        614,821         1,894,401
     Contax Participacoes SA ........................................        102,600         1,153,977
     Eletropaulo Metropolitana Eletricidade de Sao Paulo SA .........        368,000         6,644,727
     Empressa Metropolitanade Aguas e Energia SA ....................         24,000            93,660
     Energisa SA ....................................................        133,426           163,203
     Eucatex SA Industria e Comercio SA .............................         19,427            77,058
    *Forjas Taurus SA ...............................................        176,132           183,636
     Fras-Le SA .....................................................         30,300            60,005
     Gol Linhas Aereas Inteligentes SA ..............................         10,000            79,215
    *Industria de Bebidas Antarctica Polar SA .......................         23,000            35,166
     Inepar SA Industria e Construcoes ..............................        176,668           306,649
    *Klabin SA ......................................................      1,412,700         5,192,147
     Mangels Industrial SA ..........................................         14,600            47,622
     Marcopolo SA ...................................................        674,500         3,048,676
     Parana Banco SA ................................................         35,800           206,228
     Randon Participacoes SA ........................................        365,900         2,342,220


                                      1328

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Saraiva SA Livreiros Editores ..................................         54,100   $       784,629
     Schulz SA ......................................................          9,000            49,276
    *Sharp SA Equipamentos Eletronicos ..............................     30,200,000               352
     Suzano Papel e Celullose SA ....................................        492,593         2,476,091
     TAM SA .........................................................        135,800         2,713,073
    *Unipar Participacoes SA Preferred Series B .....................      1,314,379           267,952
     Universo Online SA .............................................         72,700           798,627
     Whirlpool SA ...................................................        297,716           589,588
                                                                                       ---------------
TOTAL BRAZIL ........................................................                       45,430,166
                                                                                       ---------------
CHILE -- (0.0%)
     Embotelladora Andina SA Preferred Series B .....................        112,321           534,244
                                                                                       ---------------
INDIA -- (0.0%)
    *JSW ISPAT Steel, Ltd. ..........................................        555,401            52,585
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *Malayan United Industries Berhad Series A2 .....................        176,957             9,517
    *TA Global Berhad ...............................................      2,927,340           256,268
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                          265,785
                                                                                       ---------------
PHILIPPINES -- (0.0%)
    *Swift Foods, Inc. ..............................................        377,639             9,743
                                                                                       ---------------
TOTAL PREFERRED STOCKS ..............................................                       46,292,523
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12 ..............        300,529                --
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *QL Resources Berhad Warrants 02/13/13 ..........................         80,766            17,375
    *Sunway Berhad Warrants 08/17/16 ................................        324,956            59,844
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                           77,219
                                                                                       ---------------
SOUTH KOREA -- (0.0%)
    *Hanjin Shipping Co., Ltd. Rights 11/03/11 ......................         58,049           188,573
    *Woori Investment & Securities Co., Ltd. Rights 11/22/11 ........         97,602           211,375
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                          399,948
                                                                                       ---------------
TAIWAN -- (0.0%)
    *Advancetek Enterprise Co., Ltd. Rights 11/28/11 ................         39,658             1,723
    *Ruentex Development Co., Ltd. Rights 11/14/11 ..................        247,085            68,135
                                                                                       ---------------
TOTAL TAIWAN ........................................................                           69,858
                                                                                       ---------------
THAILAND -- (0.0%)
    *Erawan Group PCL (Foreign) Warrants 12/17/13 ...................        404,627             5,000
    *Property Perfect PCL (Foreign) Rights ..........................        290,967                --
    *Rojana Industrial Park PCL (Foreign) Warrants 12/30/16 .........        374,266            32,862
    *Tipco Asphalt PCL (Foreign) Warrants 04/17/14 ..................         30,619             9,659
                                                                                       ---------------
TOTAL THAILAND ......................................................                           47,521
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                          594,546
                                                                                       ---------------


                                      1329

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                            AMOUNT          VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund ..................................    173,497,753   $   173,497,753
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
       $3,508,923) to be repurchased at $3,440,132 .................    $      3,440         3,440,121
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      176,937,874
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,723,730,227) ............................................                  $ 2,035,300,742
                                                                                       ===============


                                      1330

                     DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (88.5%)
BRAZIL -- (7.6%)
     Banco ABC Brasil SA ............................................        776,812   $     5,203,330
     Banco Alfa de Investimento SA ..................................         97,200           373,661
     Banco do Brasil SA .............................................            826            12,605
     Banco Pine SA ..................................................        307,308         2,051,286
    *Banco Santander Brasil SA ......................................        954,917         8,621,145
    #Banco Santander Brasil SA ADR ..................................     13,875,608       126,268,033
     Banco Sofisa SA ................................................        694,800         1,448,807
     Bematech SA ....................................................        480,400         1,108,066
    *BHG SA - Brazil Hospitality Group ..............................            914             9,263
     BM&F Bovespa SA ................................................     30,436,745       183,132,816
     BR Malls Participacoes SA ......................................      4,338,270        47,126,269
     BRF - Brasil Foods SA ..........................................        250,298         5,197,381
    #BRF - Brasil Foods SA ADR ......................................      2,067,420        43,519,191
     Brookfield Incorporacoes SA ....................................      4,422,749        17,233,999
     Camargo Correa Desenvolvimento Imobiliario SA ..................        746,800         1,626,835
     Cia Providencia Industria e Comercio SA ........................        311,300         1,087,923
     Cosan SA Industria e Comercio ..................................      1,829,381        28,524,641
     CR2 Empreendimentos Imobiliarios SA ............................         99,200           340,903
     Cremer SA ......................................................        261,170         2,105,363
     Duratex SA .....................................................      1,272,592         6,989,861
     Embraer SA ADR .................................................      1,037,648        28,867,367
     Eternit SA .....................................................        601,023         3,206,670
     Even Construtora e Incorporadora SA ............................      2,054,143         7,753,063
     EZ Tec Empreendimentos e Participacoes SA ......................        856,100         7,778,874
    *Fertilizantes Heringer SA ......................................        274,100         1,631,652
     Fibria Celulose SA .............................................        752,062         6,754,694
    #Fibria Celulose SA Sponsored ADR ...............................      3,015,926        26,751,264
     Forjas Taurus SA ...............................................        224,056           232,297
     Gafisa SA ......................................................      4,210,776        15,598,646
    #Gafisa SA ADR ..................................................      1,920,932        14,291,734
    *General Shopping Brasil SA .....................................        341,730         2,388,537
     Gerdau SA ......................................................      1,819,796        13,980,901
    *Globex Utilidades SA ...........................................         44,331           464,780
    #Gol Linhas Aereas Inteligentes SA ADR ..........................         65,467           525,045
     Grendene SA ....................................................      1,166,445         5,428,486
     Guararapes Confeccoes SA .......................................         11,950           604,165
     Helbor Empreendimentos SA ......................................         27,800           357,043
    *Hypermarcas SA .................................................      2,156,093        11,729,568
    *IdeiasNet SA ...................................................        708,930         1,114,897
     Iguatemi Empresa de Shopping Centers SA ........................        323,860         6,309,880
     Industrias Romi SA .............................................        626,500         2,339,089
     Inepar SA Industria e Construcoes ..............................         26,528            50,990
    *JBS SA .........................................................     12,542,690        37,697,108
     JHSF Participacoes SA ..........................................      1,590,600         4,113,501
    *Kepler Weber SA ................................................      4,157,400           629,597
    *Kroton Educacional SA ..........................................        392,436         4,386,433
    *Log-in Logistica Intermodal SA .................................        788,000         3,029,269
     M. Dias Branco SA ..............................................        130,500         3,381,743
    *Magnesita Refratarios SA .......................................      2,206,234         8,005,847
     Mahle-Metal Leve SA Industria e Comercio .......................          3,900            97,202
     Marfrig Alimentos SA ...........................................      2,372,825        10,241,217
     Metalfrio Solutions SA .........................................         97,900           363,237
     Minerva SA .....................................................        726,725         2,137,613
    *MPX Energia SA .................................................        386,000         8,397,414
     Multiplan Empreendimentos Imobiliarios SA ......................        194,269         3,923,060
     Obrascon Huarte Lain Brasil SA .................................        167,400         5,616,239
     Paranapanema SA ................................................      3,368,293         7,690,659
    *Petroleo Brasileiro SA .........................................      1,190,298        16,126,238


                                      1354

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Petroleo Brasileiro SA ADR .....................................     10,788,313   $   291,392,334
    *Plascar Participacoes Industriais SA ...........................      1,187,300         1,673,568
     Porto Seguro SA ................................................        266,730         2,860,180
     Positivo Informatica SA ........................................        501,726         1,607,300
     Profarma Distribuidora de Produtos Farmaceuticos SA ............        144,425           894,218
     Rodobens Negocios Imobiliarios SA ..............................        300,501         1,924,460
     Rossi Residencial SA ...........................................      2,290,089        14,566,078
    *Sao Carlos Empreendimentos e Participacoes SA ..................         78,200           979,293
     Sao Martinho SA ................................................        598,132         7,141,979
     SLC Agricola SA ................................................        270,434         2,685,674
    *Springs Global Participacoes SA ................................        438,409           919,284
     Sul America SA .................................................      1,292,785        10,534,445
    *Tereos Internacional SA ........................................         67,104            96,150
     Trisul SA ......................................................         91,961           154,799
     Triunfo Participacoes e Investimentos SA .......................        130,400           754,973
     Usinas Siderurgicas de Minas Gerais SA .........................      2,197,000        31,172,741
    *Vanguarda Agro SA ..............................................      9,053,712         3,375,004
    *Viver Incorporadora e Construtora SA ...........................      2,653,625         3,678,613
                                                                                       ---------------
TOTAL BRAZIL ........................................................                    1,132,388,490
                                                                                       ---------------
CHILE -- (1.8%)
     Almendral SA ...................................................        881,321           127,175
     Banco de Credito e Inversiones SA ..............................        117,855         6,591,172
     Besalco SA .....................................................          2,860             4,444
     Cementos Bio-Bio SA ............................................        665,307           903,009
     Cencosud SA ....................................................      3,680,515        23,667,375
     Cia General de Electricidad SA .................................      1,051,291         4,978,049
     Cintac SA ......................................................        153,487            87,716
     Compania Sud Americana de Vapores SA ...........................     14,607,370         3,990,902
     Corpbanca SA ...................................................  1,024,366,698        14,840,198
     Cristalerias de Chile SA .......................................        264,624         2,565,494
     CTI Cia Tecno Industrial SA ....................................        488,163            34,743
     Embotelladora Andina SA Series A ADR ...........................         24,316           559,268
     Empresas CMPC SA ...............................................     15,763,090        65,487,845
     Empresas Copec SA ..............................................      2,188,048        33,541,733
    *Empresas Hites SA ..............................................        106,786            91,215
     Empresas Iansa SA ..............................................     43,801,768         3,823,659
     Empresas La Polar SA ...........................................      2,536,138         1,686,134
     Enersis SA .....................................................     31,903,095        12,836,120
    #Enersis SA Sponsored ADR .......................................      3,046,239        59,797,672
     Gasco SA .......................................................        155,648           984,812
     Grupo Security SA ..............................................        964,349           344,505
     Industrias Forestales SA .......................................      3,436,382           925,814
     Inversiones Aguas Metropolitanas SA ............................      4,824,905         7,582,767
    *Madeco SA ......................................................     64,288,076         2,696,438
     Masisa SA ......................................................     36,930,742         3,864,556
     Minera Valparaiso SA ...........................................          7,390           248,872
     Parque Arauco SA ...............................................      1,761,407         3,374,517
     PAZ Corp. SA ...................................................      1,074,463           685,183
     Ripley Corp. SA ................................................      6,451,158         6,831,947
     Salfacorp SA ...................................................        412,693         1,278,973
     Sociedad Quimica y Minera de Chile SA Series A .................         32,018         1,888,601
     Socovesa SA ....................................................      4,547,599         2,197,735
    *Sonda SA .......................................................         65,547           160,004
     Soquimic Comercial SA ..........................................        198,000            70,721
     Vina Concha Y Toro SA ..........................................        160,507           316,831
     Vina Concha Y Toro SA Sponsored ADR ............................          2,846           105,302
     Vina San Pedro Tarapaca SA .....................................     57,038,434           413,163
                                                                                       ---------------
TOTAL CHILE .........................................................                      269,584,664
                                                                                       ---------------


                                      1355

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (13.6%)
    *A8 Digital Music Holdings, Ltd. ................................        474,000   $        69,667
    #Agile Property Holdings, Ltd. ..................................      9,782,000         8,792,656
    #Aluminum Corp. of China, Ltd. ADR ..............................        287,695         3,823,467
    #Aluminum Corp. of China, Ltd. Series H .........................         28,000            15,038
     AMVIG Holdings, Ltd. ...........................................      5,067,100         3,161,611
    #Angang Steel Co., Ltd. Series H ................................     13,887,640         8,473,137
     Anhui Tianda Oil Pipe Co., Ltd. Series H .......................      2,718,412           477,367
    #Anton Oilfield Services Group ..................................     14,114,527         1,914,760
    #Asia Cement China Holdings Corp. ...............................      6,545,500         3,095,453
     Asian Citrus Holdings, Ltd. ....................................      1,848,000         1,271,225
    *AVIC International Holding HK, Ltd. ............................     20,490,285           689,695
    #Bank of China, Ltd. Series H ...................................    803,391,331       285,934,139
    #Bank of Communications Co., Ltd. Series H ......................     95,161,574        65,402,021
    #Baoye Group Co., Ltd. Series H .................................      1,751,120           858,982
   #*BaWang International Group Holding, Ltd. .......................      2,454,000           282,271
     Beijing Capital International Airport Co., Ltd. Series H .......     23,115,599        10,291,837
     Beijing Capital Land, Ltd. Series H ............................     14,359,060         3,646,196
    *Beijing Development HK, Ltd. ...................................      1,545,000           224,160
     Beijing Enterprises Holdings, Ltd. .............................      6,017,500        33,415,073
    #Beijing Jingkelong Co., Ltd. Series H ..........................        207,000           201,640
     Beijing North Star Co., Ltd. Series H ..........................      7,018,000         1,116,520
    *Beijing Properties Holdings, Ltd. ..............................         62,000             3,706
     Bosideng International Holdings, Ltd. ..........................      6,958,000         1,918,147
   #*Brilliance China Automotive Holdings, Ltd. .....................     14,532,000        15,670,731
    *BYD Electronic International Co., Ltd. .........................     11,509,636         4,178,861
     C C Land Holdings, Ltd. ........................................     10,872,162         2,613,713
    *Catic Shenzhen Holdings, Ltd. Series H .........................      2,494,000         1,049,663
     Central China Real Estate, Ltd. ................................      7,431,350         1,668,668
     Centron Telecom International Holdings, Ltd. ...................      3,090,945           437,555
    #Chaoda Modern Agriculture Holdings, Ltd. .......................     37,445,412         5,301,971
    #China Aerospace International Holdings, Ltd. ...................     31,748,000         2,733,984
     China Agri-Industries Holdings, Ltd. ...........................     14,466,000        11,532,299
     China Aoyuan Property Group, Ltd. ..............................     14,675,000         1,725,463
    #China Automation Group, Ltd. ...................................        877,000           306,675
     China BlueChemical, Ltd. Series H ..............................      9,710,878         7,646,809
     China Chengtong Development Group, Ltd. ........................      4,982,000           237,642
   #*China Citic Bank Corp., Ltd. Series H ..........................     95,111,716        50,856,739
     China Coal Energy Co., Ltd. Series H ...........................     41,470,000        51,652,075
     China Communications Construction Co., Ltd. Series H ...........     65,744,327        49,588,080
     China Communications Services Corp., Ltd. Series H .............     23,974,227        10,965,202
     China Construction Bank Corp. Series H .........................    153,591,940       112,849,414
    #China COSCO Holdings Co., Ltd. Series H ........................     27,991,500        14,563,318
    #China Dongxiang Group Co., Ltd. ................................     34,763,127         6,218,568
    *China Energine International Holdings, Ltd. ....................      6,356,390           256,881
     China Everbright, Ltd. .........................................     11,567,869        17,179,659
   #*China Grand Forestry Green Resources Group, Ltd. ...............     85,148,000           531,728
    #China Green Holdings, Ltd. .....................................      6,633,800         2,056,651
     China Haidian Holdings, Ltd. ...................................     20,237,108         2,109,857
   #*China High Precision Automation Group, Ltd. ....................        429,000           151,305
    #China High Speed Transmission Equipment Group Co., Ltd. ........      8,895,000         5,610,706
    #China Huiyuan Juice Group, Ltd. ................................      7,474,483         2,336,243
   #*China Lumena New Materials Corp. ...............................     17,910,000         3,919,312
     China Merchants Holdings International Co., Ltd. ...............      6,592,083        20,508,449
    *China Mining Resources Group, Ltd. .............................     30,230,000           439,706
    #China Minsheng Banking Corp., Ltd. Series H ....................     47,409,500        38,439,921
    #China Molybdenum Co., Ltd. Series H ............................      2,196,000         1,087,744
    #China National Materials Co., Ltd. Series H ....................      3,884,000         1,955,465
    *China Nickel Resources Holding Co., Ltd. .......................      5,314,000           464,621
    *China Oil & Gas Group, Ltd. ....................................     14,705,715           986,807
     China Oriental Group Co., Ltd. .................................         26,000             9,923
    #China Petroleum & Chemical Corp. ADR ...........................        993,796        93,814,342


                                      1356

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     China Petroleum & Chemical Corp. Series H ......................    116,064,289   $   109,617,984
    #China Pharmaceutical Group, Ltd. ...............................     12,940,000         3,506,102
    *China Properties Group, Ltd. ...................................      6,795,000         1,717,580
   #*China Qinfa Group, Ltd. ........................................      3,908,000           759,587
    #China Railway Construction Corp., Ltd. Series H ................     28,531,514        17,003,256
   #*China Rare Earth Holdings, Ltd. ................................     17,253,000         3,745,173
    *China Renewable Energy Investment, Ltd. ........................      2,031,110            90,655
     China Resources Enterprise, Ltd. ...............................      5,546,000        20,254,260
    #China Resources Land, Ltd. .....................................     22,423,727        32,821,524
     China Resources Microelectronics, Ltd. .........................     52,715,000         3,223,101
     China SCE Property Holdings, Ltd. ..............................        826,000           168,585
    #China Shanshui Cement Group, Ltd. ..............................        586,000           451,070
   #*China Shipping Container Lines Co., Ltd. Series H ..............     48,149,700         9,073,940
     China Shipping Development Co., Ltd. Series H ..................     15,913,488        11,210,361
    *China Singyes Solar Technologies Holdings, Ltd. ................         95,000            51,703
    #China South City Holdings, Ltd. ................................      3,870,462           543,565
     China Starch Holdings, Ltd. ....................................     15,550,000           579,874
     China Sunshine Paper Holdings Co., Ltd. ........................        850,500           135,888
     China Travel International Investment Hong Kong, Ltd. ..........     46,979,631         7,094,257
    #China Unicom Hong Kong, Ltd. ...................................      3,578,000         7,193,984
    #China Unicom Hong Kong, Ltd. ADR ...............................      7,272,462       146,249,211
   #*China Vanadium Titano - Magnetite Mining Co., Ltd. .............      8,244,000         1,700,478
     China Wireless Technologies, Ltd. ..............................        732,000           122,470
    #China Yurun Food Group, Ltd. ...................................      1,163,000         2,001,090
    #China Zhongwang Holdings, Ltd. .................................     19,878,954         6,549,151
   #*Chongqing Iron & Steel Co., Ltd. Series H ......................      6,512,000         1,115,128
     Chongqing Machinery & Electric Co., Ltd. Series H ..............     14,284,000         2,793,438
    #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. .....      2,648,000           642,613
    *CIMC Enric Holdings, Ltd. ......................................      1,474,000           490,766
    #Citic Pacific, Ltd. ............................................     16,748,000        30,268,179
    *CITIC Resources Holdings, Ltd. .................................     37,094,000         5,290,461
   #*Clear Media, Ltd. ..............................................        641,000           237,851
    *Coastal Greenland, Ltd. ........................................      8,098,000           328,642
   #*Comtec Solar Systems Group, Ltd. ...............................      2,346,000           431,264
    #COSCO International Holdings, Ltd. .............................     10,630,000         4,514,770
     COSCO Pacific, Ltd. ............................................     19,612,187        27,239,257
    *Coslight Technology International Group, Ltd. ..................      1,250,000           362,736
    #Country Garden Holdings Co., Ltd. ..............................     32,487,146        12,862,889
     CPMC Holdings, Ltd. ............................................      1,598,000           707,454
     DaChan Food Asia, Ltd. .........................................      3,035,000           595,186
     Dalian Port (PDA) Co., Ltd. Series H ...........................     13,512,000         3,471,622
    #Dynasty Fine Wines Group, Ltd. .................................      8,788,600         2,070,934
     Embry Holdings, Ltd. ...........................................        409,000           224,240
     Fantasia Holdings Group Co., Ltd. ..............................      3,554,515           369,927
    #First Tractor Co., Ltd. Series H ...............................      3,192,000         2,892,603
    #Fosun International, Ltd. ......................................     12,978,244         7,351,030
    #Franshion Properties China, Ltd. ...............................     39,572,580         8,127,849
    #Geely Automobile Holdings, Ltd. ................................      7,710,000         1,971,271
    #Global Bio-Chem Technology Group Co., Ltd. .....................     33,192,360         7,596,246
   #*Global Sweeteners Holdings, Ltd. ...............................     10,102,350         1,217,907
   #*Glorious Property Holdings, Ltd. ...............................     27,384,000         4,253,008
     Goldbond Group Holdings, Ltd. ..................................      1,830,000            64,068
    *Golden Meditech Holdings, Ltd. .................................     11,063,679         1,271,245
     Goldlion Holdings, Ltd. ........................................      1,065,000           409,060
    #Great Wall Motor Co., Ltd. Series H ............................      8,222,000        11,081,746
    #Great Wall Technology Co., Ltd. Series H .......................      7,314,035         1,737,400
     Greentown China Holdings, Ltd. .................................      7,140,091         4,561,247
    #Guangshen Railway Co., Ltd. ....................................        412,000           143,045
    #Guangshen Railway Co., Ltd. Sponsored ADR ......................        424,432         7,317,208
     Guangzhou Automobile Group Co., Ltd. Series H ..................     27,145,572        27,082,210
    *Guangzhou Investment Co., Ltd. .................................     62,596,170         9,661,024


                                      1357

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Guangzhou Pharmaceutical Co., Ltd. Series H ....................      1,396,000   $       977,600
    #Guangzhou R&F Properties Co., Ltd. Series H ....................     12,575,914        12,140,694
     Hainan Meilan International Airport Co., Ltd. Series H .........      1,665,000         1,171,142
     Harbin Electric Co., Ltd. Series H .............................      9,919,474         9,996,230
     Heng Tai Consumables Group, Ltd. ...............................     45,015,998         2,800,573
    #Hidili Industry International Development, Ltd. ................     14,103,000         5,888,839
   #*HKC Holdings, Ltd. .............................................     32,633,878         1,327,412
   #*Honghua Group, Ltd. ............................................     14,782,970         1,504,003
    #Hopson Development Holdings, Ltd. ..............................     10,456,000         6,518,857
     Hua Han Bio-Pharmaceutical Holdings, Ltd. ......................     11,211,420         2,497,347
   #*Hunan Non-Ferrous Metal Corp., Ltd. Series H ...................      8,438,000         2,351,964
     Huscoke Resources Holdings, Ltd. ...............................     15,234,000           355,052
     Industrial & Commercial Bank of China, Ltd. Series H ...........     59,719,996        37,217,450
     Inspur International, Ltd. .....................................     30,251,713         1,054,385
    #Jingwei Textile Machinery Co., Ltd. Series H ...................        494,000           279,057
    #Ju Teng International Holdings, Ltd. ...........................     10,438,249         1,990,549
    *Kai Yuan Holdings, Ltd. ........................................     61,340,000         1,412,763
   #*Kaisa Group Holdings, Ltd. .....................................      9,413,632         1,947,524
     Kasen International Holdings, Ltd. .............................      1,885,000           286,628
     Kingboard Chemical Holdings, Ltd. ..............................      7,504,871        25,348,848
    #Kingboard Laminates Holdings, Ltd. .............................      3,568,000         1,916,212
     Kingway Brewery Holdings, Ltd. .................................      3,138,000           790,837
    #KWG Property Holding, Ltd. .....................................     19,063,000         8,222,258
     Lai Fung Holdings, Ltd. ........................................     22,212,280           651,634
    #Lee & Man Paper Manufacturing, Ltd. ............................      7,279,000         2,976,018
    #Lijun International Pharmaceutical Holding, Ltd. ...............      7,895,046           910,517
    #Lingbao Gold Co., Ltd. Series H ................................      2,780,000         1,248,773
     Loudong General Nice Resources China Holdings, Ltd. ............     17,994,000         1,693,709
    #Maanshan Iron & Steel Co., Ltd. Series H .......................     26,030,000         7,782,715
    *Media China Corp., Ltd. ........................................      3,711,250            53,294
    #Metallurgical Corp. of China, Ltd. Series H ....................     14,712,683         3,192,556
     MIN XIN Holdings, Ltd. .........................................      1,540,000           734,254
   #*Mingyuan Medicare Development Co., Ltd. ........................     36,460,264         1,664,819
    #Minmetals Land, Ltd. ...........................................     19,235,205         2,392,603
    *Minmetals Resources, Ltd. ......................................      5,504,000         2,819,730
    #Minth Group, Ltd. ..............................................      2,614,000         2,708,878
    *Nan Hai Corp, Ltd. .............................................     31,450,000           136,719
     NetDragon Websoft, Inc. ........................................      1,739,500           877,961
     New World China Land, Ltd. .....................................     16,228,400         3,682,000
    #Nine Dragons Paper Holdings, Ltd. ..............................     14,014,000         9,486,910
   #*Oriental Ginza Holdings, Ltd. ..................................      1,037,000            53,228
    *Overseas Chinese Town Asia Holdings, Ltd. ......................          2,000               675
   #*Peak Sport Products Co., Ltd. ..................................      1,443,000           422,442
    *PetroAsian Energy Holdings, Ltd. ...............................     42,498,084         1,345,267
     PetroChina Co., Ltd. ADR .......................................         32,000         4,147,520
    #Poly Hong Kong Investment, Ltd. ................................     24,317,488        12,227,377
   #*Pou Sheng International Holdings, Ltd. .........................      7,914,529         1,223,103
     Powerlong Real Estate Holdings, Ltd. ...........................        451,000            67,507
    #Prosperity International Holdings HK, Ltd. .....................     18,240,000         1,055,910
     Qin Jia Yuan Media Services Co., Ltd. ..........................      2,089,450           117,114
     Qingling Motors Co., Ltd. Series H .............................     12,616,000         3,485,824
     Qunxing Paper Holdings Co., Ltd. ...............................      5,020,071         1,327,048
   #*Real Gold Mining, Ltd. .........................................      3,137,500         3,578,191
    #Real Nutriceutical Group, Ltd. .................................      4,367,000         1,630,192
     Regent Manner International, Ltd. ..............................        436,000           105,468
    #Renhe Commercial Holdings Co., Ltd. ............................      2,858,000           400,490
     REXLot Holdings, Ltd. ..........................................     78,256,150         5,442,184
     Samson Holding, Ltd. ...........................................      7,320,452           748,477
    *Semiconductor Manufacturing International Corp. ................    142,522,000         7,638,420
   #*Semiconductor Manufacturing International Corp. ADR ............      1,331,701         3,529,008
    #Shandong Chenming Paper Holdings, Ltd. Series H ................      3,534,818         1,546,544


                                      1358

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Shandong Molong Petroleum Machinery Co., Ltd. Series H .........         44,613   $        26,937
     Shandong Xinhua Pharmaceutical Co., Ltd. Series H ..............        984,000           255,331
     Shanghai Industrial Holdings, Ltd. .............................      8,204,918        26,759,140
    *Shanghai Industrial Urban Development Group, Ltd. ..............     11,246,000         2,079,377
     Shanghai Jin Jiang International Hotels Group Co., Ltd.
        Series H ....................................................     15,634,000         2,010,385
     Shanghai Prime Machinery Co., Ltd. Series H ....................      8,256,000         1,362,544
    *Shanghai Zendai Property, Ltd. .................................     18,545,000           403,422
     Shengli Oil & Gas Pipe Holdings, Ltd. ..........................      3,469,500           339,706
     Shenzhen International Holdings, Ltd. ..........................     97,682,500         6,340,169
     Shenzhen Investment, Ltd. ......................................     33,297,494         7,153,610
    #Shimao Property Holdings, Ltd. .................................     21,445,535        20,991,970
     Shougang Concord Century Holdings, Ltd. ........................      7,134,299           376,612
     Shougang Concord International Enterprises Co., Ltd. ...........     60,356,208         4,195,254
     Shougang Fushan Resources Group, Ltd. ..........................     36,392,594        14,829,050
    #Shui On Land, Ltd. .............................................     37,776,204        11,864,578
    #Silver Grant International Industries, Ltd. ....................     19,860,804         4,631,787
    #SIM Technology Group, Ltd. .....................................      7,816,000           639,023
   #*Sino Oil & Gas Holdings, Ltd. ..................................     75,670,000         2,839,505
    *Sino Prosper State Gold Resources Holdings, Ltd. ...............     83,280,000         1,431,001
    *Sino Union Energy Investment Group, Ltd. .......................     43,140,000         2,970,059
     SinoCom Software Group, Ltd. ...................................      1,160,000            79,838
    #Sinofert Holdings, Ltd. ........................................     31,086,000        10,005,902
    *Sinolink Worldwide Holdings, Ltd. ..............................     17,370,508         1,345,549
    #SinoMedia Holding, Ltd. ........................................      2,952,139           950,870
    #Sino-Ocean Land Holdings, Ltd. .................................     41,569,377        18,600,881
     Sinopec Kantons Holdings, Ltd. .................................      8,856,300         4,454,843
    #Sinotrans Shipping, Ltd. .......................................     15,455,916         3,896,906
     Sinotrans, Ltd. Series H .......................................     23,880,000         4,896,220
    #Sinotruk Hong Kong, Ltd. .......................................      8,473,835         4,993,918
    #Skyworth Digital Holdings, Ltd. ................................     21,824,555        11,559,962
    *SMI Corp., Ltd. ................................................      2,232,000            81,177
    #Soho China, Ltd. ...............................................     26,070,888        18,488,501
    #Solargiga Energy Holdings, Ltd. ................................      6,020,486           762,134
     SPG Land Holdings, Ltd. ........................................      3,332,575           687,380
    #SRE Group, Ltd. ................................................     34,772,000         1,792,314
     Sunny Optical Technology Group Co., Ltd. .......................      3,659,000           860,506
     Tak Sing Alliance Holdings, Ltd. ...............................      3,394,391           267,162
     TCC International Holdings, Ltd. ...............................     12,053,056         5,550,487
    *TCL Communication Technology Holdings, Ltd. ....................        198,000            99,143
    *TCL Multimedia Technology Holdings, Ltd. .......................      8,722,200         2,653,334
     Texhong Textile Group, Ltd. ....................................      1,152,000           334,706
    #Tian An China Investments Co., Ltd. ............................      7,019,000         3,707,186
     Tiangong International Co., Ltd. ...............................     10,565,944         1,871,652
     Tianjin Port Development Holdings, Ltd. ........................      6,141,657           872,600
    #Tianneng Power International, Ltd. .............................      7,890,280         3,695,300
    #Tomson Group, Ltd. .............................................      2,947,206           717,902
    *Tong Ren Tang Technologies Co., Ltd. Series H ..................         14,000            14,295
    #TPV Technology, Ltd. ...........................................      4,346,496         1,241,353
     Travelsky Technology, Ltd. Series H ............................     16,861,500         8,308,853
     Truly International Holdings, Ltd. .............................     20,763,500         3,092,370
    #Uni-President China Holdings, Ltd. .............................         11,000             6,538
   #*VODone, Ltd. ...................................................     13,198,000         1,924,568
     Wasion Group Holdings, Ltd. ....................................      4,805,291         1,789,803
     Weiqiao Textile Co., Ltd. Series H .............................      7,147,500         3,908,662
    *West China Cement, Ltd. ........................................      2,954,000           551,250
     Wuyi International Pharmaceutical Co., Ltd. ....................      3,925,000           225,167
     Xiamen International Port Co., Ltd. Series H ...................     13,606,000         1,971,037
    #Xingda International Holdings, Ltd. ............................      7,462,000         4,303,199
    #Xinhua Winshare Publishing & Media Co., Ltd. Series H ..........      4,954,000         2,182,203
    #Xinjiang Xinxin Mining Industry Co., Ltd. Series H .............      8,824,000         2,922,544
   #*Xiwang Sugar Holdings Co., Ltd. ................................      9,246,736         1,755,853


                                      1359

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    *Yantai North Andre Juice Co. Series H ..........................        270,000   $         8,567
    #Yip's Chemical Holdings, Ltd. ..................................        200,000           174,085
    *Youyuan International Holdings, Ltd. ...........................          2,663               779
     Yuexiu Transport Infrastructure, Ltd. ..........................          1,003               433
    *Yuzhou Properties Co. ..........................................        243,000            62,944
   #*Zhejiang Glass Co., Ltd. Series H ..............................        437,000                --
   #*Zhong An Real Estate, Ltd. .....................................      4,524,800           618,245
                                                                                       ---------------
TOTAL CHINA .........................................................                    2,026,245,775
                                                                                       ---------------
CZECH REPUBLIC -- (0.3%)
     CEZ A.S. .......................................................        135,315         5,721,920
     Komercni Banka A.S. ............................................         12,469         2,385,725
    #Pegas Nonwovens SA .............................................        134,012         3,165,281
     Telefonica Czech Republic A.S. .................................      1,038,988        21,878,903
    *Unipetrol A.S. .................................................      1,436,781        13,946,348
                                                                                       ---------------
TOTAL CZECH REPUBLIC ................................................                       47,098,177
                                                                                       ---------------
HUNGARY -- (0.5%)
    *Danubius Hotel & Spa P.L.C. ....................................        136,180         1,895,615
    *Egis Gyogyszergyar NYRT ........................................         55,527         4,517,964
    *Fotex Holding SE Co., Ltd. .....................................        899,183         1,164,656
   #*MOL Hungarian Oil & Gas P.L.C. .................................        278,733        21,576,313
    #OTP Bank P.L.C. ................................................      2,635,811        41,330,061
    *PannErgy P.L.C. ................................................        184,403           542,815
     Tisza Chemical Group P.L.C. ....................................        237,662         2,455,053
                                                                                       ---------------
TOTAL HUNGARY .......................................................                       73,482,477
                                                                                       ---------------
INDIA -- (8.7%)
     Aban Offshore, Ltd. ............................................        176,725         1,553,146
     ABG Shipyard, Ltd. .............................................        244,227         2,157,636
     Aditya Birla Nuvo, Ltd. ........................................        422,480         7,824,797
     Ajmera Realty & Infra India, Ltd. ..............................         50,552           120,597
     Akzo Nobel India, Ltd. .........................................         50,729           861,956
     Alembic Pharmaceuticals, Ltd. ..................................        619,600           572,584
    *Alembic, Ltd. ..................................................        619,600           232,895
     Allahabad Bank, Ltd. ...........................................      1,288,116         3,950,020
     Alok Industries, Ltd. ..........................................      3,717,329         1,595,993
     Amara Raja Batteries, Ltd. .....................................         19,579            81,489
     Ambuja Cements, Ltd. ...........................................      4,593,836        14,567,913
     Amtek Auto, Ltd. ...............................................        964,705         2,514,121
     Anant Raj Industries, Ltd. .....................................      1,108,283         1,214,743
    *Andhra Bank, Ltd. ..............................................      1,698,306         4,128,500
     Ansal Properties & Infrastructure, Ltd. ........................        598,206           443,821
    *Apollo Hospitals Enterprise, Ltd. ..............................        367,830         3,896,650
     Apollo Tyres, Ltd. .............................................      1,676,970         1,962,638
    *Arvind, Ltd. ...................................................      1,526,154         3,415,205
    *Ashok Leyland, Ltd. ............................................     17,481,814         9,748,355
     Asian Hotels East, Ltd. ........................................          1,050             6,310
     Aurobindo Pharma, Ltd. .........................................        898,680         2,347,142
     Axis Bank, Ltd. ................................................        778,153        18,391,259
     Bajaj Finance, Ltd. ............................................         94,089         1,311,543
     Bajaj Hindusthan, Ltd. .........................................      4,079,964         3,184,043
     Bajaj Holdings & Investment, Ltd. ..............................        346,315         5,253,747
     Balkrishna Industries, Ltd. ....................................         22,245            80,728
     Ballarpur Industries, Ltd. .....................................      3,776,483         2,279,908
     Balmer Lawrie & Co., Ltd. ......................................         59,029           712,306
     Balrampur Chini Mills, Ltd. ....................................      2,120,941         2,315,425
     Bank of Baroda .................................................        797,959        12,566,973
     Bank of India ..................................................      1,492,091        10,115,700
     Bank of Maharashtra, Ltd. ......................................      1,320,264         1,385,476


                                      1360

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     BASF India, Ltd. ...............................................          1,381   $        16,920
     BEML, Ltd. .....................................................        151,479         1,636,757
     Bengal & Assam Co., Ltd. .......................................          9,237            44,612
     Bhushan Steel, Ltd. ............................................        982,756         6,836,581
     Birla Corp., Ltd. ..............................................        117,478           773,124
     Bl Kashyap & Sons, Ltd. ........................................        112,932            27,074
     Bombay Dyeing & Manufacturing Co., Ltd. ........................        106,530           932,916
     Bombay Rayon Fashions, Ltd. ....................................        393,115         2,329,560
     Brigade Enterprises, Ltd. ......................................          5,099             6,743
    *Cairn India, Ltd. ..............................................      3,309,459        20,164,077
     Canara Bank ....................................................      1,266,616        12,137,428
     Central Bank of India ..........................................      2,277,373         5,050,367
     Century Enka, Ltd. .............................................          1,913             5,966
     Century Textiles & Industries, Ltd. ............................        472,754         3,110,173
     Chambal Fertilizers & Chemicals, Ltd. ..........................      1,344,619         2,478,795
    *Cholamandalam Investment & Finance Co., Ltd. ...................         11,397            37,556
     City Union Bank, Ltd. ..........................................      1,222,291         1,141,813
    *Coromandel International, Ltd. .................................         72,717           496,373
     Corporation Bank ...............................................        197,416         1,720,248
    *Cranes Software International, Ltd. ............................        127,339             8,624
     Dalmia Bharat Enterprises, Ltd. ................................        159,852           349,217
     Dalmia Cement (Bharat), Ltd. ...................................        130,837            45,538
    *DB Realty, Ltd. ................................................        605,552           891,083
     DCM Shriram Consolidated, Ltd. .................................        216,466           206,997
    *Deccan Chronicle Holdings, Ltd. ................................        436,014           461,445
     Deepak Fertilizers & Petrochemicals Corp., Ltd. ................        424,886         1,469,490
     Dena Bank ......................................................         99,442           163,611
    *Development Credit Bank, Ltd. ..................................      1,868,686         1,714,878
     Dewan Housing Finance Corp., Ltd. ..............................        115,506           536,290
     Dhanalakshmi Bank, Ltd. ........................................        470,051           626,833
     Dishman Pharmaceuticals & Chemicals, Ltd. ......................         89,818            96,234
     DLF, Ltd. ......................................................      4,857,180        23,872,930
    *Dredging Corp. of India, Ltd. ..................................         61,914           292,076
     E.I.D. - Parry (India), Ltd. ...................................        727,495         3,312,496
     Edelweiss Financial Services, Ltd. .............................      1,123,000           610,611
     Educomp Solutions, Ltd. ........................................        523,312         2,890,946
     Eicher Motors, Ltd. ............................................         41,089         1,424,547
     EIH, Ltd. ......................................................        872,785         1,674,327
     Elder Pharmaceuticals, Ltd. ....................................        136,186         1,118,540
     Electrosteel Casings, Ltd. .....................................        723,522           390,081
     Elgi Equipments, Ltd. ..........................................         35,934            50,941
     Era Infra Engineering, Ltd. ....................................        234,648           732,267
     Escorts, Ltd. ..................................................      1,272,669         2,209,984
    *Essar Ports, Ltd. ..............................................        586,604           960,532
    *Essar Shipping, Ltd. ...........................................        288,928           503,451
     Essel Propack, Ltd. ............................................        750,981           565,881
     Everest Kanto Cylinder, Ltd. ...................................        351,825           443,101
    *Everonn Education, Ltd. ........................................          9,550            74,261
     FAG Bearings (India), Ltd. .....................................            500            13,156
     FDC, Ltd. ......................................................        131,817           247,591
     Federal Bank, Ltd. .............................................      1,697,495        14,377,534
    *Federal-Mogul Goetze (India), Ltd. .............................          9,195            43,421
     Financial Technologies (India), Ltd. ...........................        113,765         1,702,978
     Finolex Cables, Ltd. ...........................................        530,760           404,576
     Finolex Industries, Ltd. .......................................        695,629           919,254
    *Fortis Healthcare India, Ltd. ..................................        605,349         1,539,784
     Future Capital Holdings, Ltd. ..................................         96,389           280,036
     GAIL India, Ltd. ...............................................        635,512         5,481,065
     Gammon India, Ltd. .............................................        411,248           547,077
     Gateway Distriparks, Ltd. ......................................        239,619           729,906
     Geodesic, Ltd. .................................................        617,061           743,644


                                      1361

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Geojit BNP Paribas Financial Services, Ltd. ....................          9,369   $         3,543
     Gitanjali Gems, Ltd. ...........................................        513,757         3,625,203
     Godawari Power & Ispat, Ltd. ...................................         12,722            30,955
     Godfrey Phillips India, Ltd. ...................................            784            55,537
     Graphite India, Ltd. ...........................................        502,507           755,263
     Grasim Industries, Ltd. ........................................         15,142           769,061
     Great Eastern Shipping Co., Ltd. ...............................        942,893         4,509,267
     Great Offshore, Ltd. ...........................................         47,996           126,620
    *GTL Infrastructure, Ltd. .......................................      2,481,649           532,989
     Gujarat Alkalies & Chemicals, Ltd. .............................        421,803         1,222,323
     Gujarat Fluorochemicals, Ltd. ..................................        222,534         2,426,071
     Gujarat Narmada Valley Fertilizers Co., Ltd. ...................        647,256         1,232,747
     Gujarat NRE Coke, Ltd. .........................................        589,431           299,285
     Gujarat State Fertilizers & Chemicals, Ltd. ....................        445,889         4,326,393
     Gulf Oil Corp., Ltd. ...........................................        194,724           295,193
     HBL Power Systems, Ltd. ........................................        430,244           164,288
     HCL Infosystems, Ltd. ..........................................        752,250         1,004,100
     HEG, Ltd. ......................................................        136,218           575,303
    *HeidelbergCement India, Ltd. ...................................        541,608           375,121
     Hexaware Technologies, Ltd. ....................................      2,847,378         5,189,992
     Hikal, Ltd. ....................................................          2,987            18,318
     Hindalco Industries, Ltd. ......................................     13,995,859        38,793,082
     Hinduja Global Solutions, Ltd. .................................         63,466           402,218
     Hinduja Ventures, Ltd. .........................................         68,545           469,979
     Hindustan Construction Co., Ltd. ...............................      6,104,087         3,637,691
     Hotel Leelaventure, Ltd. .......................................      1,357,335         1,085,496
    *Housing Development & Infrastructure, Ltd. .....................      2,859,933         5,815,708
     HSIL, Ltd. .....................................................        103,913           380,330
     ICICI Bank, Ltd. ...............................................        111,742         2,105,214
    #ICICI Bank, Ltd. Sponsored ADR .................................      3,343,138       124,231,008
     ICSA (India), Ltd. .............................................        280,681           329,174
     IDBI Bank, Ltd. ................................................      2,670,212         6,370,872
    *Idea Cellular, Ltd. ............................................      8,283,772        15,933,866
     IFCI, Ltd. .....................................................      7,425,776         4,986,840
     India Cements, Ltd. ............................................      2,331,300         3,829,504
     India Infoline, Ltd. ...........................................      2,371,418         3,616,628
     Indiabulls Financial Services, Ltd. ............................      1,877,333         5,870,166
     Indiabulls Real Estate, Ltd. ...................................      4,078,238         6,234,482
     Indian Bank ....................................................      1,138,976         5,047,654
     Indian Hotels Co., Ltd. ........................................      3,531,468         5,048,609
     Indian Overseas Bank ...........................................      1,632,621         3,420,445
     Indo Rama Synthetics (India), Ltd. .............................        180,172           119,550
     IndusInd Bank, Ltd. ............................................      1,092,668         6,411,123
     INEOS ABS India, Ltd. ..........................................         28,114           360,258
     Infotech Enterprises, Ltd. .....................................         21,152            50,940
     Infrastructure Development Finance Co., Ltd. ...................      9,157,715        24,650,485
     ING Vysya Bank, Ltd. ...........................................        289,910         1,997,848
     Ingersoll-Rand India, Ltd. .....................................         28,300           282,079
     Ipca Laboratories, Ltd. ........................................        171,947           895,284
     ISMT, Ltd. .....................................................        311,182           215,933
    *IVRCL Assets & Holdings, Ltd. ..................................         46,934            35,228
     IVRCL Infrastructures & Projects, Ltd. .........................      3,263,325         2,754,039
     J.B. Chemicals & Pharmaceuticals, Ltd. .........................        373,888           567,196
     Jai Balaji Industries, Ltd. ....................................         16,461            30,091
     Jai Corp., Ltd. ................................................        138,834           237,457
     Jaiprakash Associates, Ltd. ....................................     10,073,988        15,780,674
     Jammu & Kashmir Bank, Ltd. .....................................        266,249         4,582,679
     JBF Industries, Ltd. ...........................................         96,294           244,284
    *Jet Airways (India), Ltd. ......................................        244,572         1,282,189
     Jindal Poly Films, Ltd. ........................................        139,745           657,010
     Jindal Saw, Ltd. ...............................................      1,642,728         5,095,192


                                      1362

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     JK Cement, Ltd. ................................................         68,524   $       153,024
     JK Lakshmi Cement, Ltd. ........................................        215,508           190,251
     JK Tyre & Industries, Ltd. .....................................         84,255           124,594
     JM Financial, Ltd. .............................................      1,719,256           667,166
    *JSL Stainless, Ltd. ............................................        746,050         1,449,117
     JSW Energy, Ltd. ...............................................      1,328,996         1,418,088
    *JSW ISPAT Steel, Ltd. ..........................................      4,828,018         1,323,936
     JSW Steel, Ltd. ................................................      1,467,112        19,553,190
     Jubilant Industries, Ltd. ......................................         12,130            46,386
     Jubilant Organosys, Ltd. .......................................        394,532         1,591,808
     Jyoti Structures, Ltd. .........................................          4,680             6,011
     K.S.B. Pumps, Ltd. .............................................          7,582            31,567
    *Kakinada Fertilizers, Ltd. .....................................      2,082,495           479,408
     Kalpataru Power Transmission, Ltd. .............................         48,456           108,840
    *Kalyani Investment Co., Ltd. ...................................          8,518            90,935
     Kalyani Steels, Ltd. ...........................................         49,945            48,927
     Karnataka Bank, Ltd. ...........................................      1,659,587         3,046,759
     Karur Vysya Bank, Ltd. .........................................        294,278         2,375,884
     Karuturi Global, Ltd. ..........................................      2,133,835           219,541
     KEC International, Ltd. ........................................          5,033             5,929
     Kesoram Industries, Ltd. .......................................        187,382           484,928
     Kirloskar Industries, Ltd. .....................................          8,838            49,684
     Kirloskar Oil Engines, Ltd. ....................................        328,770           875,193
    *KSK Energy Ventures, Ltd. ......................................         35,815            75,214
     Lakshmi Machine Works, Ltd. ....................................          4,697           185,247
     Lakshmi Vilas Bank, Ltd. .......................................        384,784           778,014
    *Landmark Property Development Co., Ltd. ........................        201,134            11,096
     LIC Housing Finance, Ltd. ......................................      1,589,690         7,584,358
     Madhucon Projects, Ltd. ........................................        174,483           240,655
     Madras Cements, Ltd. ...........................................        465,735           974,227
    *Mahanagar Telephone Nigam, Ltd. ................................      1,755,921         1,127,957
   #*Mahanagar Telephone Nigam, Ltd. ADR ............................        100,249           134,334
     Maharashtra Scooters, Ltd. .....................................          4,450            29,593
     Maharashtra Seamless, Ltd. .....................................        166,380         1,156,569
     Mahindra & Mahindra Financial Services, Ltd. ...................         30,842           423,946
     Mahindra Lifespace Developers, Ltd. ............................        135,781           848,895
     Manaksia, Ltd. .................................................        147,412           180,161
     Maruti Suzuki India, Ltd. ......................................        262,121         6,028,260
    *Mastek, Ltd. ...................................................         58,981           106,133
    *MAX India, Ltd. ................................................         62,495           241,869
     McLeod Russel India, Ltd. ......................................        637,181         3,346,396
    *Mercator Lines, Ltd. ...........................................      2,249,868         1,235,023
     Merck, Ltd. ....................................................         29,241           397,949
     MindTree, Ltd. .................................................         26,874           220,410
     Monnet Ispat, Ltd. .............................................        141,328         1,316,790
    *Moser Baer (India), Ltd. .......................................        589,699           324,091
    *Mphasis, Ltd. ..................................................          3,649            25,611
     MRF, Ltd. ......................................................         17,453         2,435,739
     Mukand, Ltd. ...................................................        237,046           158,003
     Nagarjuna Construction Co., Ltd. ...............................      1,813,074         1,985,619
    *Nagarjuna Oil Refinery, Ltd. ...................................      1,893,177           435,825
     Nahar Capital & Financial Services, Ltd. .......................         18,955            20,929
     Nahar Spinning Mills, Ltd. .....................................          6,026             7,401
     National Aluminium Co., Ltd. ...................................        909,021         1,194,704
     Nava Bharat Ventures, Ltd. .....................................         21,069            74,623
     NIIT Technologies, Ltd. ........................................        426,488         1,994,675
     NIIT, Ltd. .....................................................      1,198,069         1,178,815
     NOCIL, Ltd. ....................................................        410,986           137,416
     Noida Toll Bridge Co., Ltd. ....................................        659,041           318,239
     OCL India, Ltd. ................................................         84,049           165,945
    *OMAXE, Ltd. ....................................................        617,318         1,850,682


                                      1363

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Orbit Corp., Ltd. ..............................................        431,838   $       299,501
     Orchid Chemicals & Pharmaceuticals, Ltd. .......................        556,542         1,883,211
     Orient Paper & Industries, Ltd. ................................        335,647           412,908
     Oriental Bank of Commerce ......................................        791,237         4,688,538
    *Oswal Chemical & Fertilizers, Ltd. .............................        481,366           589,219
     Panacea Biotec, Ltd. ...........................................         68,042           135,892
    *Parsvnath Developers, Ltd. .....................................      1,384,563         2,265,040
    *Patni Computer Systems, Ltd. ...................................        750,275         5,143,344
    *Patni Computer Systems, Ltd. ADR ...............................         55,441           758,433
     Peninsula Land, Ltd. ...........................................        224,699           192,780
     Petronet LNG, Ltd. .............................................      2,943,666         9,728,473
     Piramal Healthcare, Ltd. .......................................        467,474         3,449,792
     Plethico Pharmaceuticals, Ltd. .................................        148,837         1,181,253
     Polaris Software Lab, Ltd. .....................................        396,842         1,187,020
     Polyplex Corp., Ltd. ...........................................         22,174            84,782
     Power Finance Corp., Ltd. ......................................        129,000           395,313
     Prism Cement, Ltd. .............................................        487,572           437,619
     PSL, Ltd. ......................................................         21,802            27,852
     PTC India, Ltd. ................................................      2,097,057         3,021,189
     Punj Lloyd, Ltd. ...............................................      2,873,787         3,484,373
     Rain Commodities, Ltd. .........................................      1,238,953           760,406
     Rajesh Exports, Ltd. ...........................................        432,984         1,310,485
     Ranbaxy Laboratories, Ltd. .....................................        121,205         1,240,559
     Raymond, Ltd. ..................................................        340,181         2,704,748
     REI Agro, Ltd. .................................................      3,597,472         1,729,349
     REI Six Ten Retail, Ltd. .......................................        439,400           169,289
    *Reliance Broadcast Network, Ltd. ...............................         20,606            27,787
     Reliance Capital, Ltd. .........................................      1,332,296        10,039,175
     Reliance Communications, Ltd. ..................................      6,552,200        10,648,863
     Reliance Industries, Ltd. ......................................     15,874,574       284,270,252
    *Reliance Industries, Ltd. Sponsored GDR ........................        107,000         3,873,400
    *Reliance Power, Ltd. ...........................................      6,370,084        12,372,837
     Rolta India, Ltd. ..............................................      1,402,924         2,383,001
     Ruchi Soya Industries, Ltd. ....................................      1,505,069         3,379,507
     Rural Electrification Corp., Ltd. ..............................      3,437,792        12,596,608
     S. Kumars Nationwide, Ltd. .....................................      1,478,828         1,201,594
    *SEAMEC, Ltd. ...................................................         37,241            78,869
     Sesa Goa, Ltd. .................................................      2,382,764        10,055,615
     Shipping Corp. of India, Ltd. ..................................        899,433         1,361,462
     Shiv-Vani Oil & Gas Exploration Services, Ltd. .................         91,757           384,921
    *Shree Renuka Sugars, Ltd. ......................................      4,184,984         4,901,208
     Simplex Infrastructures, Ltd. ..................................          1,570             6,628
     Sintex Industries, Ltd. ........................................      1,452,499         3,500,368
     SKF India, Ltd. ................................................         11,347           153,422
     Sobha Developers, Ltd. .........................................        455,969         2,350,192
     Sona Koyo Steering Systems, Ltd. ...............................         64,698            19,131
     South Indian Bank, Ltd. ........................................      9,724,062         4,699,019
     SREI Infrastructure Finance, Ltd. ..............................      1,473,919         1,070,895
     SRF, Ltd. ......................................................        266,306         1,665,740
     State Bank of Bikaner & Jaipur .................................          3,341            27,084
     State Bank of India ............................................        829,178        32,248,216
     State Bank of India Sponsored GDR ..............................          5,732           448,686
     Steel Authority of India, Ltd. .................................      5,465,207        12,519,093
     Sterling Biotech, Ltd. .........................................      1,172,020         1,597,648
     Sterlite Industries (India), Ltd. ..............................      5,746,256        15,039,744
    #Sterlite Industries (India), Ltd. ADR ..........................      2,454,968        25,335,270
     Sterlite Technologies, Ltd. ....................................      1,281,513         1,034,362
     Strides Arcolab, Ltd. ..........................................        227,849         1,841,515
     Sundaram Finance, Ltd. .........................................          5,730            59,656
     Sundram Fastners, Ltd. .........................................         55,097            66,069
    *Suzlon Energy, Ltd. ............................................     12,199,536         9,574,705


                                      1364

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Syndicate Bank .................................................      1,739,874   $     3,831,700
     Tamilnadu Newsprint & Papers, Ltd. .............................         58,711           122,991
     Tanla Solutions, Ltd. ..........................................        107,489            16,656
     Tata Chemicals, Ltd. ...........................................      1,091,283         7,411,085
    #Tata Communications, Ltd. ADR ..................................         30,720           246,067
     Tata Investment Corp., Ltd. ....................................         59,975           596,734
     Tata Steel, Ltd. ...............................................      5,110,167        50,322,064
     Tata Tea, Ltd. .................................................      4,602,216         8,696,311
     TCI Developers, Ltd. ...........................................          3,427            10,950
    *Teledata Marine Solutions, Ltd. ................................        267,258             2,964
     Time Technoplast, Ltd. .........................................        498,379           645,043
     Titagarh Wagons, Ltd. ..........................................        101,789           915,471
     Transport Corp of India, Ltd. ..................................         68,548           107,857
     Trent, Ltd. ....................................................         17,717           391,265
    *Trent, Ltd. Series B ...........................................          3,220            65,465
    *Triveni Turbine, Ltd. ..........................................        240,000           190,492
     Tube Investments of India, Ltd. ................................        638,438         1,832,407
     Tulip IT Services, Ltd. ........................................         85,536           263,805
     UCO Bank .......................................................      2,106,355         3,234,539
     Uflex, Ltd. ....................................................        440,201         1,582,929
     Unichem Laboratories, Ltd. .....................................        199,000           528,215
     Union Bank of India, Ltd. ......................................        797,003         3,678,731
    *Unitech, Ltd. ..................................................     17,577,707        10,764,455
     United Phosphorus, Ltd. ........................................      1,287,792         3,857,703
     Unity Infraprojects, Ltd. ......................................        132,583           107,810
     Usha Martin, Ltd. ..............................................      1,332,972           897,901
    *Vardhman Special Steels, Ltd. ..................................         19,609             8,456
     Vardhman Textiles, Ltd. ........................................         99,836           419,244
     Varun Shipping Co., Ltd. .......................................        269,190           103,276
     Videocon Industries, Ltd. ......................................        891,313         3,193,850
     Videsh Sanchar Nigam, Ltd. .....................................      1,046,765         4,053,897
     Vijaya Bank, Ltd. ..............................................      1,580,742         1,971,216
     Voltamp Transformers, Ltd. .....................................            724             7,285
     Walchandnagar Industries, Ltd. .................................         36,885            65,111
     Welspun Corp., Ltd. ............................................      1,091,234         2,396,894
    *Wockhardt, Ltd. ................................................         27,242           247,308
     Zee Entertainment Enterprises, Ltd. ............................      2,376,542         5,835,848
    *Zee Learn, Ltd. ................................................        297,068           117,130
     Zuari Industries, Ltd. .........................................        127,958         1,569,646
     Zylog Systems, Ltd. ............................................         26,158           230,340
                                                                                       ---------------
TOTAL INDIA .........................................................                    1,297,811,613
                                                                                       ---------------
INDONESIA -- (3.4%)
     PT Adhi Karya Tbk ..............................................      2,219,117           131,366
    *PT Agis Tbk ....................................................        515,000             6,296
     PT AKR Corporindo Tbk ..........................................     21,704,400         7,342,431
     PT Aneka Tambang Tbk ...........................................     57,718,500        11,552,793
     PT Asahimas Flat Glass Tbk .....................................      5,277,000         4,480,301
     PT Astra Graphia Tbk ...........................................      4,213,000           518,175
     PT Astra International Tbk .....................................        217,696         1,678,606
    *PT Bakrie & Brothers Tbk .......................................   1,021,016,750        5,930,492
     PT Bakrie Sumatera Plantations Tbk .............................    119,758,000         3,922,978
    *PT Bakrie Telecom Tbk ..........................................    279,478,500         9,256,108
    *PT Bakrieland Development Tbk ..................................    382,536,520         4,934,453
     PT Bank Bukopin Tbk ............................................     33,061,333         2,505,462
     PT Bank Danamon Indonesia Tbk ..................................     28,936,554        16,125,167
     PT Bank Mandiri Tbk ............................................     46,464,931        37,064,450
     PT Bank Negara Indonesia Persero Tbk ...........................     94,034,441        42,142,811
    *PT Bank Pan Indonesia Tbk ......................................    150,362,201        11,625,661
    *PT Bank Permata Tbk ............................................        304,000            50,290
     PT Bank Tabungan Negara Tbk ....................................     21,993,362         3,540,291


                                      1365

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDONESIA -- (Continued)
    *PT Barito Pacific Tbk ..........................................     12,084,500   $     1,107,892
    *PT Berlian Laju Tanker Tbk .....................................    128,161,466         2,745,360
    *PT Bhakti Investama Tbk ........................................    269,404,200         7,500,397
    *PT Bisi International Tbk ......................................        172,500            19,642
     PT Budi Acid Jaya Tbk ..........................................     15,362,000           403,235
     PT Bumi Resources Tbk ..........................................    275,669,000        72,003,897
    *PT Bumi Serpong Damai Tbk ......................................      4,010,000           412,641
    *PT Central Proteinaprima Tbk ...................................    178,071,500         1,066,116
    *PT Charoen Pokphand Indonesia Tbk ..............................     77,150,330        22,974,571
     PT Ciputra Development Tbk .....................................     83,963,500         4,603,650
     PT Ciputra Surya Tbk ...........................................     16,227,000         1,535,776
     PT Clipan Finance Indonesia Tbk ................................      3,636,000           188,355
    *PT Darma Henwa Tbk .............................................    211,889,942         1,861,863
    *PT Davomas Adabi Tbk ...........................................    139,739,500           782,420
     PT Elnusa Tbk ..................................................     27,207,500           640,198
    *PT Energi Mega Persada Tbk .....................................    351,867,782         6,406,956
     PT Ever Shine Textile Tbk ......................................     19,342,215           211,940
     PT Gajah Tunggal Tbk ...........................................     15,026,500         4,595,095
     PT Global Mediacom Tbk .........................................     95,929,500         8,612,204
     PT Gozco Plantations Tbk .......................................     23,062,500           790,901
    *PT Great River International Tbk ...............................      1,788,000                --
     PT Gudang Garam Tbk ............................................      6,586,500        43,233,130
    *PT Hero Supermarket Tbk ........................................         50,000            51,680
     PT Holcim Indonesia Tbk ........................................      5,186,000         1,119,760
    *PT Indah Kiat Pulp & Paper Corp. Tbk ...........................     30,017,000         3,430,764
     PT Indika Energy Tbk ...........................................     16,849,000         5,352,202
     PT Indofood Sukses Makmur Tbk ..................................     36,805,500        21,609,940
     PT Indorama Synthetics Tbk .....................................         41,500            10,855
     PT International Nickel Indonesia Tbk ..........................     40,581,500        16,544,804
    *PT Intiland Development Tbk ....................................     10,518,000           299,008
     PT Japfa Comfeed Indonesia Tbk .................................      4,542,750         2,587,752
     PT Jaya Real Property Tbk ......................................     25,528,000         4,296,721
    *PT Kawasan Industri Jababeka Tbk ...............................    183,569,000         3,271,773
     PT Lautan Luas Tbk .............................................      2,102,000           194,979
     PT Lippo Karawaci Tbk ..........................................    246,247,437        17,654,862
     PT Matahari Putra Prima Tbk ....................................     35,387,900         3,931,579
     PT Mayorah Indah Tbk ...........................................      8,681,072        13,782,368
     PT Medco Energi Internasional Tbk ..............................     26,226,500         6,813,468
    *PT Media Nusantara Citra Tbk ...................................     28,163,594         3,479,133
     PT Mitra Adiperkasa Tbk ........................................      2,998,000         1,651,189
    *PT Mitra International Resources Tbk ...........................     38,631,660           698,228
    *PT Pabrik Kertas Tjiwi Kimia Tbk ...............................        200,500            45,980
    *PT Panasia Indosyntec Tbk ......................................        403,200             9,314
    *PT Panin Financial Tbk .........................................    187,039,000         2,529,746
     PT Panin Insurance Tbk .........................................     30,688,500         1,571,297
     PT Perusahaan Perkebunan London Sumatra Indonesia Tbk ..........     24,575,884         6,044,440
    *PT Polychem Indonesia Tbk ......................................      3,207,500           223,938
     PT Ramayana Lestari Sentosa Tbk ................................     17,333,000         1,300,587
     PT Sampoerna Agro Tbk ..........................................      7,109,941         2,405,250
     PT Samudera Indonesia Tbk ......................................        415,500           160,168
     PT Selamat Sempurna Tbk ........................................     15,274,000         2,245,720
    *PT Sentul City Tbk .............................................    128,083,500         4,058,346
     PT Sinar Mas Agro Resources & Technology Tbk ...................      8,022,400         5,742,491
     PT Summarecon Agung Tbk ........................................     41,668,857         5,453,020
    *PT Sunson Textile Manufacturer Tbk .............................      6,012,000           106,504
    *PT Surya Dumai Industri Tbk ....................................      5,145,000                --
     PT Surya Toto Indonesia Tbk ....................................         46,400           220,796
    *PT Suryainti Permata Tbk .......................................     17,378,000           174,712
    *PT Tiga Pilar Sejahtera Food Tbk ...............................      6,030,222           438,904
     PT Tigaraksa Satria Tbk ........................................        124,200            12,978
     PT Timah Tbk ...................................................     23,227,900         5,147,136


                                      1366

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDONESIA -- (Continued)
    *PT Trias Sentosa Tbk ...........................................        184,000   $         9,636
     PT Trimegah Securities Tbk .....................................     34,298,000           364,155
    *PT Truba Alam Manunggal Engineering Tbk ........................    129,244,500           726,171
     PT Tunas Baru Lampung Tbk ......................................     11,081,500           752,100
     PT Tunas Ridean Tbk ............................................     42,848,500         2,977,622
    *PT Ultrajaya Milk Industry & Trading Co. Tbk ...................     13,717,500         1,656,869
     PT Unggul Indah Cahaya Tbk .....................................        371,435            75,525
     PT Wijaya Karya Tbk ............................................     20,855,502         1,213,403
                                                                                       ---------------
TOTAL INDONESIA .....................................................                      496,952,243
                                                                                       ---------------
ISRAEL -- (0.0%)
     Bank of Jerusalem, Ltd. ........................................         16,518            21,994
     Delta-Galil Industries, Ltd. ...................................             --                 3
    *Electra Real Estate, Ltd. ......................................             --                --
    *Elron Electronic Industries, Ltd. ..............................              1                 3
    *Feuchtwanger Investments, Ltd. .................................         10,500                35
     Formula Systems (1985), Ltd. ...................................             --                --
    *Formula Vision Technologies, Ltd. ..............................             --                --
    *Israel Steel Mills, Ltd. .......................................         97,000             1,044
    *Kardan Israel, Ltd. ............................................             --                 1
    *Knafaim Holdings, Ltd. .........................................         69,163           348,009
    *Koor Industries, Ltd. ..........................................              1                10
     Liberty Properties, Ltd. .......................................          2,533            29,523
     Mivtach Shamir Holdings, Ltd. ..................................         41,934         1,213,483
    *Naphtha Israel Petroleum Corp., Ltd. ...........................             --                 1
                                                                                       ---------------
TOTAL ISRAEL ........................................................                        1,614,106
                                                                                       ---------------
MALAYSIA -- (3.2%)
    *A&M Realty Berhad ..............................................        603,400            83,350
     Adventa Berhad .................................................         62,000            34,655
     Aeon Co. Berhad ................................................         37,500            85,201
     Affin Holdings Berhad ..........................................      9,611,900         9,182,581
     AirAsia Berhad .................................................     10,819,900        13,597,536
    *Alam Maritim Resources Berhad ..................................      3,217,100           845,367
     Alliance Financial Group Berhad ................................     13,342,100        15,270,027
     Amcorp Properties Berhad .......................................      1,047,267           152,713
     AMMB Holdings Berhad ...........................................     21,831,262        42,322,027
     Ann Joo Resources Berhad .......................................      2,857,200         1,999,458
     APM Automotive Holdings Berhad .................................      1,216,800         1,736,606
     Apollo Food Holdings Berhad ....................................        109,000           111,080
     Asas Dunia Berhad ..............................................        252,800            83,130
    *Asia Pacific Land Berhad .......................................      5,644,300           777,983
     Axiata Group Berhad ............................................      1,074,850         1,698,861
     Bandar Raya Developments Berhad ................................      4,105,700         2,648,072
     Batu Kawan Berhad ..............................................      2,242,250        11,572,445
     Berjaya Assets Berhad ..........................................        105,600            29,510
     Berjaya Corp. Berhad ...........................................     28,289,180         9,499,154
     Berjaya Land Berhad ............................................     13,220,000         4,237,742
    *Berjaya Media Berhad ...........................................        299,800            42,266
     BIMB Holdings Berhad ...........................................      4,379,900         2,869,998
     Bina Darulaman Berhad ..........................................         57,800            21,601
     Bolton Berhad ..................................................      1,288,000           345,285
     Boustead Holdings Berhad .......................................      5,019,680         8,713,683
     Cahya Mata Sarawak Berhad ......................................      1,786,600         1,163,701
    *CB Industrial Product Holding Berhad ...........................         89,700           107,156
     Chemical Co. of Malaysia Berhad ................................        311,000           169,981
     Chin Teck Plantations Berhad ...................................        304,700           815,879
     Coastal Contracts Berhad .......................................      1,307,700           820,185
     CSC Steel Holdings Berhad ......................................      2,344,100         1,072,662
     Cycle & Carriage Bintang Berhad ................................        241,300           264,432
    *Datuk Keramik Holdings Berhad ..................................        127,000                --


                                      1367

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     Dijaya Corp. Berhad ............................................        931,800   $       423,156
     DRB-Hicom Berhad ...............................................     10,607,100         7,192,197
     Eastern & Oriental Berhad ......................................      9,332,015         4,263,295
     ECM Libra Avenue Berhad ........................................      7,396,526         1,876,697
     Esso Malaysia Berhad ...........................................      1,319,400         1,576,010
     Evergreen Fibreboard Berhad ....................................      3,145,726         1,028,734
     Faber Group Berhad .............................................      1,646,500           915,717
     Far East Holdings Berhad .......................................        388,800           882,584
    *Fountain View Development Berhad ...............................      2,573,200                --
     Gamuda Berhad ..................................................      1,742,500         1,915,942
     Genting Malaysia Berhad ........................................      6,614,200         8,227,857
     Genting Plantations Berhad .....................................        400,300           953,778
     Glomac Berhad ..................................................      3,452,800           951,741
     Goldis Berhad ..................................................      3,016,125         1,622,438
    *Green Packet Berhad ............................................      1,037,400           211,423
     GuocoLand (Malaysia) Berhad ....................................      1,288,100           376,906
     Hap Seng Consolidated Berhad ...................................     10,403,800         5,142,306
     Hap Seng Plantations Holdings Berhad ...........................      2,305,800         2,012,596
     Hong Leong Financial Group Berhad ..............................      1,932,651         7,480,420
     Hong Leong Industries Berhad ...................................      1,225,800         1,598,876
    *Hubline Berhad .................................................      4,627,900           149,745
     Hunza Properties Berhad ........................................      1,033,300           507,263
     Hwang-DBS (Malaysia) Berhad ....................................        908,700           680,460
     IGB Corp. Berhad ...............................................     12,180,290         7,859,830
     IJM Corp. Berhad ...............................................     16,999,480        31,401,187
     IJM Land Berhad ................................................      3,932,100         2,948,174
     IJM Plantations Berhad .........................................        299,500           257,535
    *Insas Berhad ...................................................      4,573,808           748,585
     Integrax Berhad ................................................        910,200           338,731
    *Jaks Resources Berhad ..........................................      3,743,300           719,614
     Jaya Tiasa Holdings Berhad .....................................      1,207,235         2,238,653
     Jerneh Asia Berhad .............................................        802,020           354,475
    *K & N Kenanga Holdings Berhad ..................................      2,878,600           540,663
    *Karambunai Corp. Berhad ........................................     11,446,000           532,409
     Keck Seng (Malaysia) Berhad ....................................      2,517,800         3,132,089
     Kian Joo Can Factory Berhad ....................................      3,837,380         2,384,506
    *KIG Glass Industrial Berhad ....................................        260,000             2,542
     Kim Loong Resources Berhad .....................................        339,300           224,435
     Kinsteel Berhad ................................................      7,612,800         1,426,155
     KLCC Property Holdings Berhad ..................................      6,585,600         6,669,801
     KNM Group Berhad ...............................................     12,307,325         5,713,717
    *Knusford Berhad ................................................         73,800            42,651
     KrisAssets Holdings Berhad .....................................        250,377           346,652
     KSL Holdings Berhad ............................................        493,866           228,174
     KUB Malaysia Berhad ............................................      5,214,000         1,175,824
    *Kulim Malaysia Berhad ..........................................      9,703,300        11,302,450
     Kumpulan Fima Berhad ...........................................      1,920,300         1,031,023
    *Kumpulan Hartanah Selangor Berhad ..............................        181,000            16,892
     Kumpulan Perangsang Selangor Berhad ............................      1,343,900           394,956
    *Kurnia Asia Berhad .............................................         74,100            12,095
     Kwantas Corp. Berhad ...........................................        246,000           148,973
    *Landmarks Berhad ...............................................      4,118,808         1,544,470
    *Leader Universal Holdings Berhad ...............................      5,376,733         1,662,892
    *Lingui Development Berhad ......................................      1,332,114           669,097
    *Lion Corp. Berhad ..............................................      6,925,907           469,795
     Lion Diversified Holdings Berhad ...............................      4,064,800           518,205
     Lion Forest Industries Berhad ..................................        177,500            90,420
     Lion Industries Corp. Berhad ...................................      7,593,681         3,753,857
     Mah Sing Group Berhad ..........................................        250,700           165,892
    *Malayan Flour Mills Berhad .....................................         90,450           214,990
    *Malayan United Industries Berhad ...............................        200,244            10,769


                                      1368

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     Malaysia Airports Holdings Berhad ..............................        161,600   $       331,882
    *Malaysian Airlines System Berhad ...............................      1,933,900           919,930
     Malaysian Bulk Carriers Berhad .................................      1,702,425         1,030,902
    *Malaysian Pacific Industries Berhad ............................        459,675           491,761
     Malaysian Resources Corp. Berhad ...............................         75,000            48,966
     MBM Resources Berhad ...........................................        881,733           898,711
     Media Prima Berhad .............................................        103,800            85,520
     Mega First Corp. Berhad ........................................      1,101,700           553,965
     Metro Kajang Holdings Berhad ...................................        780,008           381,803
    *Metroplex Berhad ...............................................        817,000                --
     MISC Berhad ....................................................      1,800,304         4,081,809
    *MK Land Holdings Berhad ........................................      9,637,500         1,007,272
     MMC Corp. Berhad ...............................................     11,266,280         9,849,633
     MNRB Holdings Berhad ...........................................      1,250,800         1,189,491
    *Mudajaya Group Berhad ..........................................        912,900           691,786
     Muhibbah Engineering Berhad ....................................      4,845,400         1,901,674
    *MUI Properties Berhad ..........................................        139,700             5,991
    *Mulpha International Berhad ....................................     31,821,100         4,159,745
     MWE Holdings Berhad ............................................        270,000           104,937
     Naim Holdings Berhad ...........................................      1,558,300           971,423
     NCB Holdings Berhad ............................................      2,450,600         2,980,945
     Negri Sembilan Oil Palms Berhad ................................        167,600           280,463
     NV Multi Corp. Berhad ..........................................         49,710               432
     Oriental Holdings Berhad .......................................      3,653,779         5,282,917
     Oriental Interest Berhad .......................................        139,100            61,551
     OSK Holdings Berhad ............................................      6,896,947         3,866,851
    *OSK Ventures International Berhad ..............................        519,697            51,807
     P.I.E. Industrial Berhad .......................................        323,600           372,910
     Pacific & Orient Berhad ........................................        283,730            72,143
     Panasonic Manufacturing Malaysia Berhad ........................        383,380         2,452,847
    *Paracorp Berhad ................................................        252,000               821
     Paramount Corp. Berhad .........................................        960,700           539,028
     PBA Holdings Berhad ............................................      1,502,500           478,448
     Pelikan International Corp. Berhad .............................      4,130,320         1,132,247
    *Perisai Petroleum Teknologi Berhad .............................        853,700           180,115
    *Permaju Industries Berhad ......................................      1,000,000            99,576
     Perusahaan Sadur Timah Malaysia (Perstima) Berhad ..............          6,800             8,702
    *Perwaja Holdings Berhad ........................................        211,300            56,211
    *Pharmaniaga Berhad .............................................         84,243           141,961
     PJ Development Holdings Berhad .................................      2,768,800           664,252
     POS Malaysia Berhad ............................................      2,309,917         2,093,057
     PPB Group Berhad ...............................................      6,875,366        38,077,074
     Press Metal Berhad .............................................      2,260,181         1,413,680
    *Prime Utilities Berhad .........................................         39,000             1,144
     Protasco Berhad ................................................        282,200            89,310
     Proton Holdings Berhad .........................................      3,793,400         3,300,017
     QSR Brands Berhad ..............................................         56,800           104,991
     RCE Capital Berhad .............................................      3,627,000           557,251
     RHB Capital Berhad .............................................      6,623,059        16,561,404
     Salcon Berhad ..................................................        267,000            45,708
     Sarawak Oil Palms Berhad .......................................        601,020           825,695
     Scientex Berhad ................................................        938,848           713,382
    *Scomi Group Berhad .............................................     14,819,000         1,441,144
    *Scomi Marine Berhad ............................................        709,000            85,800
     Selangor Dredging Berhad .......................................      1,312,700           306,662
     Selangor Properties Berhad .....................................         25,400            27,571
     Shangri-La Hotels Malaysia Berhad ..............................        738,000           577,114
     Shell Refining Co. Federation of Malaysia Berhad ...............        217,100           678,975
     SHL Consolidated Berhad ........................................      1,008,700           450,865
     Sino Hua-An International Berhad ...............................      3,861,100           324,602
     Subur Tiasa Holdings Berhad ....................................        503,530           384,945


                                      1369

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
    *Sunway Berhad ..................................................      8,333,745   $     6,329,083
     Supermax Corp. Berhad ..........................................      1,073,200         1,288,525
     Suria Capital Holdings Berhad ..................................        645,500           334,533
     Ta Ann Holdings Berhad .........................................        344,252           556,143
     TA Enterprise Berhad ...........................................     16,478,800         3,146,956
     TA Global Berhad ...............................................      8,465,880           820,678
     TAHPS Group Berhad .............................................         27,000            37,711
     Tan Chong Motor Holdings Berhad ................................      4,689,700         6,842,632
    *Tanjung Offshore Berhad ........................................        137,600            39,291
     TDM Berhad .....................................................      1,644,800         1,593,135
    *Tebrau Teguh Berhad ............................................      5,473,966         1,287,244
     TH Plantations Berhad ..........................................         39,200            26,687
    *Time Dotcom Berhad .............................................     19,791,700         3,981,230
     Tiong Nam Transport Holdings Berhad ............................        113,500            37,616
     Tradewinds (Malaysia) Berhad ...................................      1,915,600         5,515,620
     Tradewinds Corp. Berhad ........................................      5,394,700         1,411,803
    *Trinity Corp. Berhad ...........................................     15,950,050           307,211
     TSH Resources Berhad ...........................................        414,600           425,819
     UAC Berhad .....................................................         77,398            74,610
    *UEM Land Holdings Berhad .......................................      3,391,545         2,411,189
     UMW Holdings Berhad ............................................      2,059,686         4,438,055
     Unico-Desa Plantations Berhad ..................................      4,248,728         1,505,801
     Unisem (Malaysia) Berhad .......................................      4,735,500         1,923,670
     United Malacca Berhad ..........................................        877,200         1,907,887
     United Plantations Berhad ......................................        617,400         3,494,533
     VS Industry Berhad .............................................      1,337,193           590,022
     Wah Seong Corp. Berhad .........................................      2,680,411         1,849,523
     WCT Berhad .....................................................      2,956,100         2,490,130
     Wing Tai Malaysia Berhad .......................................      1,861,100           965,963
     WTK Holdings Berhad ............................................      4,386,550         2,023,587
     Yeo Hiap Seng Malaysia Berhad ..................................        335,520           189,446
     YNH Property Berhad ............................................      5,024,459         2,836,326
     YTL Cement Berhad ..............................................        112,000           166,660
     YTL Corp. Berhad ...............................................     43,018,230        20,735,380
    *YTL Land & Development Berhad ..................................        588,200           236,634
    *Zelan Berhad ...................................................      5,049,100           634,320
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                      471,605,118
                                                                                       ---------------
MEXICO -- (4.7%)
    #Alfa S.A.B. de C.V. Series A ...................................      4,281,493        49,429,768
    #Alsea de Mexico S.A.B. de C.V. .................................      2,361,638         2,443,685
     Arca Continental S.A.B. de C.V. ................................      4,505,329        21,382,311
   #*Axtel S.A.B. de C.V. ...........................................      6,889,034         2,258,954
    #Bolsa Mexicana de Valores S.A. de C.V. .........................      2,607,171         4,262,794
   #*Carso Infraestructura y Construccion S.A.B. de C.V. ............        176,375           105,743
   #*Cemex S.A.B. de C.V. Sponsored ADR .............................      9,271,933        40,518,347
    #Cia Minera Autlan S.A.B. de C.V. Series B ......................        463,736           481,935
     Coca-Cola Femsa S.A.B. de C.V. Series L ........................         52,700           473,932
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR ...................        284,134        25,444,200
    #Consorcio ARA S.A.B. de C.V. Series * ..........................     11,141,400         3,051,408
   #*Controladora Comercial Mexicana S.A.B. de C.V. Series B ........      2,334,862         3,372,559
    *Corp Actinver S.A.B. de C.V. ...................................          3,700             2,915
   #*Corporacion GEO S.A.B. de C.V. Series B ........................      6,238,582         8,608,653
    *Corporacion Interamericana de Entramiento S.A.B. de C.V.
        Series B ....................................................      1,561,686           700,749
   #*Desarrolladora Homex S.A.B. de C.V. ............................      1,806,700         4,527,934
   #*Desarrolladora Homex S.A.B. de C.V. ADR ........................        115,455         1,727,207
    *Dine S.A.B. de C.V. ............................................      1,028,367           420,545
     El Puerto de Liverpool S.A.B. de C.V. Series 1 .................         20,000           135,064
     El Puerto de Liverpool S.A.B. de C.V. Series C-1 ...............        312,425         2,133,314
    *Empaques Ponderosa S.A. de C.V. Series B .......................         90,000             6,078
   #*Empresas ICA S.A.B. de C.V. ....................................      3,380,772         4,523,086


                                      1370

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MEXICO -- (Continued)
   #*Empresas ICA S.A.B. de C.V. Sponsored ADR ......................      1,118,155   $     5,959,766
   #*Financiera Independencia S.A.B. de C.V. ........................         36,976            17,757
     Fomento Economico Mexicano S.A.B. de C.V. ......................      2,311,921        15,508,797
     Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR ........      2,134,064       143,088,991
   #*Gruma S.A.B. de C.V. ADR .......................................         15,222           118,579
    *Gruma S.A.B. de C.V. Series B ..................................      3,118,973         6,098,930
     Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ............        793,888         1,334,961
    #Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR .......         46,146           622,510
    *Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR ............        636,889        22,074,573
    #Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B .......        750,300         2,614,537
     Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR .............        243,007        13,997,203
     Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B ........      1,017,757         5,855,902
    #Grupo Carso S.A.B. de C.V. Series A-1 ..........................     10,488,893        27,042,723
    *Grupo Cementos de Chihuahua S.A.B. de C.V. .....................      2,799,892         8,739,814
   #*Grupo Comercial Chedraui S.A .de C.V. ..........................        207,932           500,834
   #*Grupo Famsa S.A.B. de C.V. Series A ............................      2,048,304         1,835,128
    #Grupo Financiero Banorte S.A.B. de C.V. Series O ...............     14,274,417        48,681,042
     Grupo Financiero Inbursa S.A.B. de C.V. Series O ...............     16,708,066        35,843,296
     Grupo Gigante S.A.B. de C.V. Series B ..........................        471,076           759,971
     Grupo Industrial Bimbo S.A.B. de C.V. Series A-1 ...............         47,900            98,481
     Grupo Industrial Maseca S.A.B. de C.V. Series B ................      2,726,900         3,026,251
    *Grupo Industrial Saltillo S.A.B. de C.V. .......................      1,332,569         1,279,874
     Grupo Kuo S.A.B. de C.V. Series B ..............................      2,038,967         2,677,416
     Grupo Mexico S.A.B. de C.V. Series B ...........................     24,138,837        66,962,768
    *Grupo Posadas S.A.B. de C.V. Series L ..........................        356,000           418,855
    *Grupo Qumma S.A. de C.V. Series B ..............................          5,301                72
   #*Grupo Simec S.A. de C.V. Series B ..............................      1,526,364         3,407,318
   #*Grupo Simec S.A. de C.V. Sponsored ADR .........................         19,072           123,968
     Industrias Bachoco S.A.B. de C.V. Series B .....................        906,150         1,682,840
     Industrias Bachoco S.A.B. de C.V. Sponsored ADR ................            300             6,705
   #*Industrias CH S.A.B. de C.V. Series B ..........................      2,908,492         9,467,276
   #*Inmuebles Carso S.A.B. de C.V. Series B-1 ......................     10,258,893         7,813,294
    *Medica Sur S.A.B. de C.V. Series B .............................          1,000             1,801
    *Megacable Holdings S.A.B. de C.V. ..............................         69,694           146,375
   #*Minera Frisco S.A.B. de C.V. Series A-1 ........................     10,110,293        39,752,334
   #*Organizacion Soriana S.A.B. de C.V. Series B ...................     14,686,500        31,958,318
    *Qualitas Cia de Seguros S.A. de C.V. ...........................      2,053,100         1,632,990
    *Sare Holding S.A.B. de C.V. ....................................      1,159,700           111,384
    *Savia S.A. de C.V. Series A ....................................      3,457,285           207,536
   #*Urbi Desarrollos Urbanos S.A.B. de C.V. ........................      7,204,950         9,185,271
    *Vitro S.A.B. de C.V. Series A ..................................      1,546,658         1,328,824
                                                                                       ---------------
TOTAL MEXICO ........................................................                      697,996,446
                                                                                       ---------------
PHILIPPINES -- (0.9%)
     A. Soriano Corp. ...............................................     20,195,000         1,554,446
     Alaska Milk Corp. ..............................................      7,874,000         2,225,878
     Alliance Global Group, Inc. ....................................      6,824,600         1,670,891
     Alsons Consolidated Resources, Inc. ............................     16,904,000           493,967
     Ayala Corp. Series A ...........................................        101,640           725,652
     Banco de Oro Unibank, Inc. .....................................      7,506,120         9,806,900
     Cebu Holdings, Inc. ............................................      7,590,250           448,514
     China Banking Corp. ............................................         10,642            98,722
    *Digital Telecommunications Philippines., Inc. ..................     52,050,000         1,936,603
    *DMCI Holdings, Inc. ............................................      6,253,560         5,643,489
    *Empire East Land Holdings, Inc. ................................     37,000,000           522,254
    *Export & Industry Bank, Inc. ...................................         14,950                91
     Filinvest Land, Inc. ...........................................    168,982,031         4,501,375
    *Filipina Water Bottling Corp. ..................................      5,471,786                --
     First Philippines Holdings Corp. ...............................      3,810,100         4,634,110
    *Global Estate Resorts, Inc. ....................................        612,000            30,316
     JG Summit Holdings, Inc. .......................................         45,400            27,098


                                      1371

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PHILIPPINES -- (Continued)
     Lopez Holdings Corp. ...........................................     25,974,100   $     2,846,720
     Macroasia Corp. ................................................      1,418,000           103,944
     Megaworld Corp. ................................................    171,233,600         7,433,481
     Metro Bank & Trust Co. .........................................      9,336,217        15,438,128
    *Mondragon International Philippines, Inc. ......................      2,464,000                --
    *Philippine National Bank .......................................      4,235,668         5,352,464
    *Philippine National Construction Corp. .........................        398,900            45,845
    *Philippine Realty & Holdings Corp. .............................      4,822,000            61,337
     Philippine Savings Bank ........................................      1,232,313         2,029,675
    *Philippine Townships, Inc. .....................................        226,200            25,201
     Phinma Corp. ...................................................      2,550,498           697,253
    *Prime Orion Philippines, Inc. ..................................     10,310,000           132,109
     Rizal Commercial Banking Corp. .................................      4,497,648         3,294,061
     Robinson's Land Corp. Series B .................................     26,992,750         7,815,833
     San Miguel Corp. ...............................................      3,407,296         9,085,205
     Security Bank Corp. ............................................      2,662,932         5,409,446
     Shang Properties, Inc. .........................................        614,285            27,363
     SM Development Corp. ...........................................     48,575,176         8,995,113
    *Solid Group, Inc. ..............................................      9,532,000           248,702
     Union Bank of Philippines ......................................      2,575,894         3,670,211
     Universal Robina Corp. .........................................     16,503,345        18,110,898
     Vista Land & Lifescapes, Inc. ..................................     46,059,868         3,216,981
                                                                                       ---------------
TOTAL PHILIPPINES ...................................................                      128,360,276
                                                                                       ---------------
POLAND -- (1.6%)
     Agora SA .......................................................        575,665         2,662,251
     Amica Wronki SA ................................................         28,709           272,240
     Asseco Poland SA ...............................................        846,860        13,237,288
     ATM SA .........................................................          9,205            20,114
     Bank Handlowy w Warszawie SA ...................................            106             2,494
     Bank Millennium SA .............................................      6,694,382         9,260,563
    *Bioton SA ......................................................     35,824,890           903,105
    *BOMI SA ........................................................         25,857            34,274
    *Boryszew SA ....................................................      2,173,271           551,030
    *Cersanit-Krasnystaw SA .........................................        127,857           181,114
    *Ciech SA .......................................................        471,700         2,029,003
    *ComArch SA .....................................................          3,061            48,795
     Debica SA ......................................................        111,346         2,023,921
     Dom Development SA .............................................         42,315           384,124
    *Dom Maklerski IDM SA ...........................................      2,163,902         1,089,193
    *Echo Investment SA .............................................      2,556,100         2,989,395
     Emperia Holding SA .............................................         19,149           678,256
     Enea SA ........................................................      1,008,942         6,014,499
    *Farmacol SA ....................................................          5,526            40,017
    *Getin Holding SA ...............................................      1,451,341         3,877,673
     Grupa Kety SA ..................................................        126,858         4,232,527
    *Grupa Lotos SA .................................................        970,047         8,708,378
     Impexmetal SA ..................................................      5,864,978         6,819,422
     KGHM Polska Miedz SA ...........................................        470,909        22,735,201
    *Koelner SA .....................................................        133,110           552,383
    *Kopex SA .......................................................        497,764         2,849,999
     Kredyt Bank SA .................................................        619,815         2,821,642
    *LC Corp. SA ....................................................      1,860,881           628,831
    *MNI SA .........................................................         78,700            45,739
     Mostostal Warszawa SA ..........................................          2,972            23,424
    *Netia Holdings SA ..............................................      3,562,571         6,058,099
    *Orbis SA .......................................................        541,449         6,914,283
     PBG SA .........................................................         42,869         1,167,379
    *Petrolinvest SA ................................................        751,396           711,060
     PGE SA .........................................................      6,927,349        42,614,480
     Polimex-Mostostal SA ...........................................      4,525,815         2,296,895


                                      1372

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
POLAND -- (Continued)
     Polska Grupa Farmaceutyczna SA .................................          3,774   $        38,197
    *Polski Koncern Naftowy Orlen SA ................................      5,310,008        65,568,714
    *Sygnity SA .....................................................        206,622         1,186,653
     Synthos SA .....................................................      9,098,514        12,060,934
    *Trakcja-Tiltra SA ..............................................         86,520            45,420
     Zaklady Azotowe Pulawy SA ......................................         32,198           961,502
    *Zaklady Azotowe w Tarnowie-Moscicach SA ........................        207,990         2,004,009
    *Zaklady Chemiczne Police SA ....................................            953             3,413
                                                                                       ---------------
TOTAL POLAND ........................................................                      237,347,933
                                                                                       ---------------
RUSSIA -- (5.2%)
    *AFI Development P.L.C. GDR .....................................        156,273            90,326
     Federal Hydrogenerating Co. ADR ................................      1,643,345         6,167,991
     Gazprom OAO Sponsored ADR ......................................     50,745,478       588,259,941
     Lukoil OAO Sponsored ADR .......................................      2,457,775       142,357,217
     Magnitogorsk Iron & Steel Works Sponsored GDR ..................        415,327         2,553,752
     Surgutneftegas Sponsonsored ADR ................................      4,474,899        38,374,073
                                                                                       ---------------
TOTAL RUSSIA ........................................................                      777,803,300
                                                                                       ---------------
SOUTH AFRICA -- (7.9%)
     ABSA Group, Ltd. ...............................................      4,420,483        79,295,598
     Adcorp Holdings, Ltd. ..........................................        495,158         1,617,462
     AECI, Ltd. .....................................................      1,453,010        13,931,982
     Afgri, Ltd. ....................................................      4,685,517         3,068,473
     African Bank Investments, Ltd. .................................      3,883,766        16,810,243
     African Oxygen, Ltd. ...........................................        222,800           466,777
     African Rainbow Minerals, Ltd. .................................      1,033,546        23,732,243
     Allied Electronics Corp., Ltd. .................................        544,171         1,623,374
     ArcelorMittal South Africa, Ltd. ...............................      2,505,685        21,409,324
     Argent Industrial, Ltd. ........................................      1,278,773           970,106
     Aveng, Ltd. ....................................................      5,044,834        23,435,823
     AVI, Ltd. ......................................................      2,991,919        13,095,463
     Avusa, Ltd. ....................................................        473,355         1,368,111
     Barloworld, Ltd. ...............................................      3,504,092        28,814,827
     Basil Read Holdings, Ltd. ......................................        338,516           587,738
    *Bell Equipment, Ltd. ...........................................        411,045           754,581
     Bidvest Group, Ltd. ............................................          1,900            37,632
     Blue Label Telecoms, Ltd. ......................................      2,021,195         1,433,111
     Brait SE .......................................................      1,772,965         4,230,984
     Business Connexion Group, Ltd. .................................      1,281,415           848,544
    *Business Connexion Group, Ltd. Series A ........................        131,299            10,920
     Cadiz Holdings, Ltd. ...........................................          6,673             2,196
     Capitec Bank Holdings, Ltd. ....................................         69,952         1,601,268
     Caxton & CTP Publishers & Printers, Ltd. .......................      3,015,054         5,694,355
     Cipla Medpro South Africa, Ltd. ................................      4,758,680         4,021,422
    *Corpgro, Ltd. ..................................................        579,166                --
     Data Tec, Ltd. .................................................      2,554,297        12,900,985
     Datacentrix Holdings, Ltd. .....................................        429,328           237,593
    *Delta EMD, Ltd. ................................................        234,340           218,268
     Distell Group, Ltd. ............................................        378,116         3,408,089
    *Distribution & Warehousing Network, Ltd. .......................        221,543           122,803
    #DRDGOLD, Ltd. ..................................................      3,287,199         2,186,254
     ElementOne, Ltd. ...............................................        391,810           580,148
     Eqstra Holdings, Ltd. ..........................................      1,916,410         1,756,331
    *Evraz Highveld Steel & Vanadium, Ltd. ..........................        169,665           807,302
     FirstRand, Ltd. ................................................      4,353,231        10,779,106
     Gijima Group, Ltd. .............................................        396,488            33,346
     Gold Fields, Ltd. ..............................................        515,937         8,947,144
     Gold Fields, Ltd. Sponsored ADR ................................     10,210,601       177,970,775
     Grindrod, Ltd. .................................................      5,301,572        10,039,572
     Group Five, Ltd. ...............................................        902,577         2,598,252


                                      1373

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
     Harmony Gold Mining Co., Ltd. ..................................      2,923,251   $    38,233,469
    #Harmony Gold Mining Co., Ltd. Sponsored ADR ....................      3,033,269        39,826,822
     Hudaco Industries, Ltd. ........................................        123,172         1,227,252
    *Hulamin, Ltd. ..................................................      1,390,917         1,294,869
     Iliad Africa, Ltd. .............................................        165,428           110,402
     Illovo Sugar, Ltd. .............................................        906,295         3,024,073
     Impala Platinum Holdings, Ltd. .................................         34,741           794,645
     Imperial Holdings, Ltd. ........................................      1,354,335        20,045,187
     Investec, Ltd. .................................................      3,282,574        20,087,469
    *JCI, Ltd. ......................................................     10,677,339                --
     JD Group, Ltd. .................................................      2,099,841        11,752,854
     Lewis Group, Ltd. ..............................................      1,253,585        11,936,911
     Liberty Holdings, Ltd. .........................................      1,463,065        14,948,950
    *Life Healthcare Group Holdings, Ltd. ...........................        931,339         2,233,178
    *m Cubed Holdings, Ltd. .........................................      1,850,526                --
     Mediclinic International, Ltd. .................................      2,567,629        11,241,053
     Merafe Resources, Ltd. .........................................     20,726,386         2,493,036
     Metair Investments, Ltd. .......................................      1,665,812         3,536,803
    *Metorex, Ltd. ..................................................      5,271,552         5,400,387
     MMI Holdings, Ltd. .............................................      8,368,297        17,956,254
     Mondi, Ltd. ....................................................      1,686,135        13,106,044
    *Mpact, Ltd. ....................................................      2,003,035         3,470,699
     Murray & Roberts Holdings, Ltd. ................................        701,149         2,109,454
     Mustek, Ltd. ...................................................         14,724            10,120
    *Mvelaphanda Group, Ltd. ........................................      4,421,977         1,843,642
    *Mvelaserve, Ltd. ...............................................      1,059,863         1,401,033
    *Nampak, Ltd. ...................................................      5,771,296        16,158,295
     Nedbank Group, Ltd. ............................................      3,060,140        54,140,695
     Northam Platinum, Ltd. .........................................      2,160,023         8,387,362
    *Omnia Holdings, Ltd. ...........................................        668,829         6,665,655
     Palabora Mining Co., Ltd. ......................................        149,286         2,183,515
     Peregrine Holdings, Ltd. .......................................      1,440,815         1,936,320
    *Petmin, Ltd. ...................................................        678,337           236,362
     PSG Group, Ltd. ................................................        671,524         4,191,400
     Randgold & Exploration Co., Ltd. ...............................        256,811            73,273
    #Raubex Group, Ltd. .............................................        833,961         1,364,828
     Redefine Properties, Ltd. ......................................         32,990            33,523
     Reunert, Ltd. ..................................................        182,524         1,441,994
     Sanlam, Ltd. ...................................................     28,905,406       107,867,260
    *Sappi, Ltd. ....................................................      6,695,297        19,481,106
    *Sappi, Ltd. Sponsored ADR ......................................        803,111         2,369,177
     Sasol, Ltd. Sponsored ADR ......................................        704,259        31,860,677
    *Sentula Mining, Ltd. ...........................................      2,055,781           557,577
     Spur Corp., Ltd. ...............................................         66,167           113,099
     Standard Bank Group, Ltd. ......................................     10,800,550       133,678,079
     Stefanutti Stocks Holdings, Ltd. ...............................        185,069           266,134
    #Steinhoff International Holdings, Ltd. .........................     16,661,875        50,383,723
    *Super Group, Ltd. ..............................................     13,904,587         1,523,539
     Telkom South Africa, Ltd. ......................................      3,776,475        14,518,919
     Tongaat-Hulett, Ltd. ...........................................        200,498         2,309,219
     Trencor, Ltd. ..................................................      1,523,605         6,399,765
     Tsogo Sun Holdings, Ltd. .......................................        433,534           893,117
     Value Group, Ltd. ..............................................        976,777           504,667
    *Village Main Reef, Ltd. ........................................      2,726,843           528,822
    *Wesizwe Platinum, Ltd. .........................................         14,355             2,696
    *Wilson Bayly Holme-Ovcon, Ltd. .................................          1,077            14,605
     Zeder Investments, Ltd. ........................................      1,064,159           338,833
                                                                                       ---------------
TOTAL SOUTH AFRICA ..................................................                    1,179,957,367
                                                                                       ---------------
SOUTH KOREA -- (13.7%)
    #Aekyung Petrochemical Co., Ltd. ................................         56,444         1,476,989


                                      1374

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     Amorepacific Group .............................................         32,445   $     7,097,176
     Asia Cement Manufacturing Co., Ltd. ............................         32,218         1,007,879
     Asia Paper Manufacturing Co., Ltd. .............................         27,000           207,249
    *AUK Corp. ......................................................        206,660           502,385
     Bing Grae Co., Ltd. ............................................         23,653         1,201,169
   #*BNG Steel Co., Ltd. ............................................        125,040         1,580,333
     Boo Kook Securities Co., Ltd. ..................................         27,705           421,326
    #Boryung Pharmaceutical Co., Ltd. ...............................         65,200         1,044,914
    *BS Financial Group, Inc. .......................................      1,268,451        13,960,610
     BYC Co., Ltd. ..................................................            810           113,126
    *Byuck San Corp. ................................................         13,122           214,711
   #*Chin Hung International, Inc. ..................................        865,633           130,964
    #Chong Kun Dang Pharmaceutical Corp. ............................         48,070           932,314
    #Chosun Refractories Co., Ltd. ..................................          9,371           536,682
    *Chungho Comnet Co., Ltd. .......................................          3,630            13,562
     CJ Cheiljedang Corp. ...........................................         78,059        21,541,602
    #CJ Corp. .......................................................        180,555        12,935,718
    *CJ E&M Corp. ...................................................         26,232           859,106
   #*Cosmochemical Co., Ltd. ........................................         89,760         1,527,603
     Crown Confectionery Co., Ltd. ..................................          3,475           372,749
    #Dae Dong Industrial Co., Ltd. ..................................        141,640           459,591
    #Dae Han Flour Mills Co., Ltd. ..................................         12,235         1,569,165
    #Dae Won Kang Up Co., Ltd. ......................................        318,816         1,426,124
    #Daeduck Electronics Co., Ltd. ..................................        284,980         2,759,256
    #Daeduck Industries Co., Ltd. ...................................        219,770         1,810,397
     Daegu Department Store Co., Ltd. ...............................         83,931         1,028,696
    #Daehan Steel Co., Ltd. .........................................         53,870           278,426
    #Daehan Synthetic Fiber Co., Ltd. ...............................          5,144           370,688
     Daekyo Co., Ltd. ...............................................        534,550         3,262,490
    *Daelim Industrial Co., Ltd. ....................................        348,747        30,213,326
     Daelim Trading Co., Ltd. .......................................         31,734           114,785
     Daesang Corp. ..................................................        252,652         3,165,450
    #Daesang Holdings Co., Ltd. .....................................        136,816           469,948
    #Daesung Group Partners Co., Ltd. ...............................          5,187           285,642
    #Daesung Holdings Co., Ltd. .....................................         87,450           564,108
    #Daesung Industrial Co., Ltd. ...................................          2,994            84,304
   #*Daewoo Engineering & Construction Co., Ltd. ....................      1,185,630        10,873,360
    #Daewoo Securities Co., Ltd. ....................................      1,723,022        16,592,737
    #Daewoo Shipbuilding & Marine Engineering Co., Ltd. .............        158,302         3,892,745
     Daewoong Co., Ltd. .............................................         17,680           231,919
     Dahaam E-Tec Co., Ltd. .........................................          9,365           151,869
     Daishin Securities Co., Ltd. ...................................        490,655         4,492,054
    #Daou Technology, Inc. ..........................................        346,438         3,122,072
    *DGB Financial Group, Inc. ......................................      1,035,752        13,038,026
     Digital Power Communications Co., Ltd. .........................         62,160            92,125
    #Dong Ah Tire Industrial Co., Ltd. ..............................         81,994           652,772
    #Dong IL Rubber Belt Co., Ltd. ..................................        231,704         1,316,406
    *Dong Yang Gang Chul Co., Ltd. ..................................        185,580           450,492
     Dongbang Agro Co., Ltd. ........................................         53,610           301,808
    *Dongbang Transport Logistics Co., Ltd. .........................         27,000            89,546
     Dongbu Corp. ...................................................         60,900           261,259
   #*Dongbu HiTek Co., Ltd. .........................................        314,984         2,294,412
     Dongbu Securities Co., Ltd. ....................................        265,516           987,098
    #Dongbu Steel Co., Ltd. .........................................        278,944         1,432,648
     Dong-Il Corp. ..................................................         19,098           897,789
    #Dongil Industries Co., Ltd. ....................................         15,340           799,783
    #Dongkuk Steel Mill Co., Ltd. ...................................        455,989        10,560,504
    #Dongwha Pharm Co., Ltd. ........................................        109,450           440,265
    #Dongwon F&B Co., Ltd. ..........................................         15,931           914,153
   #*Dongwon Systems Corp. ..........................................        189,880           166,292
     Dongyang Express Bus Corp. .....................................            639             9,174


                                      1375

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    #Doosan Construction & Engineering Co., Ltd. ....................        415,190   $     1,453,860
     Doosan Corp. ...................................................         43,510         5,501,808
    *Eagon Industrial Co., Ltd. .....................................         23,010           100,935
    *Eugene Investment & Securities Co., Ltd. .......................        638,529         1,924,781
    *F&F Co., Ltd. ..................................................         10,620            71,104
    #Fursys, Inc. ...................................................         30,774           769,601
    #Gaon Cable Co., Ltd. ...........................................          8,497           116,996
    #Global & Yuasa Battery Co., Ltd. ...............................         72,720         2,540,052
     Green Cross Holdings Corp. .....................................         58,570           897,723
     GS Engineering & Construction Corp. ............................        146,898        12,775,002
     GS Holdings Corp. ..............................................        419,610        24,170,247
     Gwangju Shinsegae Co., Ltd. ....................................          5,680           915,221
     Halla Engineering & Construction Corp. .........................        175,631         2,274,263
    #Han Kuk Carbon Co., Ltd. .......................................        260,620         1,085,997
     Han Yang Securities Co., Ltd. ..................................         90,530           504,493
     Hana Financial Group, Inc. .....................................      2,545,984        90,951,178
     Handok Pharmaceuticals Co., Ltd. ...............................         21,320           236,260
    #Handsome Co., Ltd. .............................................        229,060         5,582,998
     Hanil Cement Co., Ltd. .........................................         42,802         1,633,595
    *Hanil Construction Co., Ltd. ...................................          7,262            22,256
   #*Hanjin Heavy Industries & Construction Co., Ltd. ...............        385,422         6,820,618
    #Hanjin Heavy Industries & Construction Holdings Co., Ltd. ......        166,540         1,160,880
     Hanjin Shipping Co., Ltd. ......................................        623,635         6,134,276
     Hanjin Shipping Holdings Co., Ltd. .............................         70,964           549,333
    #Hanjin Transportation Co., Ltd. ................................        104,410         2,310,038
    *Hankook Cosmetics Co., Ltd. ....................................         28,860            43,633
    #Hankook Cosmetics Manufacturing Co., Ltd. ......................         19,569            56,697
     Hankuk Glass Industries, Inc. ..................................         29,050           656,534
     Hankuk Paper Manufacturing Co., Ltd. ...........................         31,270           523,896
   #*Hanmi Holdings Co., Ltd. .......................................          7,256           146,970
     Hanmi Semiconductor Co., Ltd. ..................................         80,830           432,700
    *Hansae Yes24 Holdings Co., Ltd. ................................         52,710           188,476
    #Hanshin Construction Co., Ltd. .................................         27,520           195,278
    #Hansol Chemical Co., Ltd. ......................................         51,607           758,028
     Hansol CSN Co., Ltd. ...........................................         21,660            24,420
    #Hansol Paper Co., Ltd. .........................................        489,994         3,660,878
     Hanssem Co., Ltd. ..............................................         15,390           310,033
   #*Hanwha Chemical Corp. ..........................................        656,945        17,103,167
    *Hanwha Corp. ...................................................        455,783        15,996,396
    *Hanwha General Insurance Co., Ltd. .............................         19,663           142,941
    #Hanwha Securities Co., Ltd. ....................................        711,871         3,227,547
     Hanwha Timeworld Co., Ltd. .....................................         12,290           215,630
    #Hite Holdings Co., Ltd. ........................................         65,291           647,788
   #*Hite Jinro Co., Ltd. ...........................................         49,443         1,127,851
    *HMC Investment Securities Co., Ltd. ............................        192,425         2,560,292
    #HS R&A Co., Ltd. ...............................................         37,336           544,555
    #Husteel Co., Ltd. ..............................................         49,320           874,493
    *Hwa Sung Industrial Co., Ltd. ..................................         27,970            69,570
     Hwacheon Machine Tool Co., Ltd. ................................         12,737           589,628
     Hyosung Corp. ..................................................        266,917        15,394,163
    *Hyundai Cement Co., Ltd. .......................................         14,745            86,497
    #Hyundai Development Co. ........................................        664,084        13,714,383
    #Hyundai Elevator Co., Ltd. .....................................          4,003           649,616
     Hyundai Greenfood Co., Ltd. ....................................        160,560         2,159,514
    *Hyundai Hysco Co., Ltd. ........................................        107,031         4,143,107
     Hyundai Merchant Marine Co., Ltd. ..............................         75,524         1,950,175
    #Hyundai Mipo Dockyard Co., Ltd. ................................        127,927        13,902,344
     Hyundai Motor Co., Ltd. ........................................        695,176       140,000,418
    #Hyundai Securities Co. .........................................      1,500,148        12,909,849
    #Hyundai Steel Co. ..............................................        494,540        44,876,905
    #Il Dong Pharmaceutical Co., Ltd. ...............................        129,860           856,858


                                      1376

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    #Iljin Electric Co., Ltd. .......................................        286,540   $     1,350,309
    #Iljin Holdings Co., Ltd. .......................................        109,364           207,342
    #Ilshin Spinning Co., Ltd. ......................................         14,083         1,088,488
    #Ilsung Pharmaceutical Co., Ltd. ................................          8,854           573,113
     Industrial Bank of Korea, Ltd. .................................      1,991,390        26,143,564
     InziControls Co., Ltd. .........................................          1,930            10,587
     IS Dongseo Co., Ltd. ...........................................         48,805           348,840
    #ISU Chemical Co., Ltd. .........................................        117,960         2,864,494
     IsuPetasys Co., Ltd. ...........................................        301,791         1,527,898
    #Jahwa Electronics Co., Ltd. ....................................        118,270         1,047,543
    #Jeil Pharmaceutical Co. ........................................         51,040           539,884
     Jeonbuk Bank, Ltd. .............................................        449,536         2,032,839
    *Jinheung Savings Bank ..........................................        142,030           289,918
    #JW Pharmaceutical Corp. ........................................         76,764         1,176,356
     KB Financial Group, Inc. .......................................        783,093        30,338,481
   #*KB Financial Group, Inc. ADR ...................................      3,116,900       121,714,945
    #KC Tech Co., Ltd. ..............................................        258,000         1,186,923
     KCC Corp. ......................................................         59,236        14,358,452
   #*Keangnam Enterprises, Ltd. .....................................        114,560           870,209
    #Keyang Electric Machinery Co., Ltd. ............................        393,920         1,000,219
    #KG Chemical Corp. ..............................................         47,243           333,049
    #KISCO Corp. ....................................................         49,461         1,067,275
    #KISCO Holdings Co., Ltd. .......................................         11,673           393,078
    #Kishin Corp. ...................................................        113,945           477,725
    #KISWIRE, Ltd. ..................................................         57,603         2,283,866
     Kolon Corp. ....................................................         50,445         1,130,244
    *Kolon Engineering & Construction Co., Ltd. .....................        204,960           891,990
     Kolon Industries, Inc. .........................................          2,277           145,577
    #Korea Cast Iron Pipe Co., Ltd. .................................         70,638           201,063
    *Korea Circuit Co., Ltd. ........................................          8,950            42,655
    *Korea Development Co., Ltd. ....................................         86,430           188,346
     Korea Development Leasing Corp. ................................         23,598           400,956
    #Korea Electric Terminal Co., Ltd. ..............................         64,110         1,272,779
     Korea Exchange Bank ............................................      3,962,626        29,332,238
   #*Korea Express Co., Ltd. ........................................         84,339         5,751,228
    #Korea Flange Co., Ltd. .........................................         58,560           720,856
     Korea Investment Holdings Co., Ltd. ............................        457,046        15,181,857
    *Korea Life Insurance Co., Ltd. .................................      1,127,745         6,300,302
   #*Korea Line Corp. ...............................................        111,043           751,509
     Korea Petrochemical Industrial Co., Ltd. .......................         18,384         1,523,711
    *Korea Savings Bank .............................................         21,483            95,320
    *Korea United Pharm, Inc. .......................................         52,990           277,144
    *Korean Air Co., Ltd. ...........................................        213,462         9,478,469
    #Korean Air Terminal Service Co., Ltd. ..........................         19,190           560,488
    #KPX Chemical Co., Ltd. .........................................         11,129           532,838
     KPX Holdings Corp. .............................................          5,734           199,924
    *KTB Investment & Securities Co., Ltd. ..........................        625,130         1,249,882
    #Kukdo Chemical Co., Ltd. .......................................         33,642         1,285,142
    #Kumho Electric Co., Ltd. .......................................         26,374           517,030
    *Kumho Investment Bank ..........................................        720,490           252,819
    *Kumho Tire Co., Inc. ...........................................         15,029           149,449
    #Kunsul Chemical Industrial Co., Ltd. ...........................         25,470           308,066
    #Kwang Dong Pharmaceutical Co., Ltd. ............................        484,320         1,446,206
    #Kyeryong Construction Industrial Co., Ltd. .....................         42,210           556,729
     Kyobo Securities Co., Ltd. .....................................        207,082           906,962
     Kyung Dong Navien Co., Ltd. ....................................         16,050            86,064
    #Kyung Nong Corp. ...............................................         49,810           131,285
    #Kyungbang Co., Ltd. ............................................          7,623           641,799
    #Kyung-In Synthetic Corp. .......................................        178,830           407,998
     LG Corp. .......................................................        316,710        18,534,939
     LG Display Co., Ltd. ...........................................        802,820        16,301,133


                                      1377

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    #LG Display Co., Ltd. ADR .......................................      3,906,218   $    39,296,553
    #LG Electronics, Inc. ...........................................      1,144,074        75,740,020
    *LG Hausys, Ltd. ................................................         59,033         4,222,683
    *LG Innotek Co., Ltd. ...........................................         68,854         4,542,368
     LG Uplus Corp. .................................................      2,723,421        16,219,100
     Livart Furniture Co., Ltd. .....................................         19,740           137,046
     Lotte Chilsung Beverage Co., Ltd. ..............................          7,749         8,699,562
     Lotte Confectionary Co., Ltd. ..................................          7,449        11,647,765
     Lotte Midopa Co., Ltd. .........................................        108,460         1,495,322
    #Lotte Sam Kang Co., Ltd. .......................................          9,253         2,768,334
    #Lotte Shopping Co., Ltd. .......................................        125,487        45,037,638
     LS Corp. .......................................................         15,317         1,090,178
     Meritz Securities Co., Ltd. ....................................      2,079,734         1,311,546
     Mi Chang Oil Industrial Co., Ltd. ..............................          3,725           156,881
     Mirae Asset Securities Co., Ltd. ...............................        218,499         6,954,403
    #Moorim P&P Co., Ltd. ...........................................        273,808         1,397,959
    #Moorim Paper Co., Ltd. .........................................        264,210           664,639
    #Motonic Corp. ..................................................        128,720           902,160
    *Namkwang Engineering & Construction Co., Ltd. ..................        112,386           129,046
     Namyang Dairy Products Co., Ltd. ...............................          4,576         3,224,293
    *National Plastic Co. ...........................................        174,380           391,228
    #Nexen Corp. ....................................................         12,406           829,435
     NH Investment & Securities Co., Ltd. ...........................        321,408         1,438,099
    *NICE Holdings Co., Ltd. ........................................            451            22,044
     NK Co., Ltd. ...................................................         87,300           333,824
    #Nong Shim Holdings Co., Ltd. ...................................         21,224           950,273
     NongShim Co., Ltd. .............................................         36,780         7,207,288
     Noroo Holdings Co., Ltd. .......................................         32,578           207,662
    #Noroo Paint Co., Ltd. ..........................................         37,899            99,677
    #Ottogi Corp. ...................................................         15,919         1,866,792
     Pacific Pharmaceutical Co., Ltd. ...............................          3,390            65,468
    *Pang Rim Co., Ltd. .............................................          8,580            78,937
   #*PaperCorea, Inc. ...............................................        273,870           124,834
    #Poongsan Corp. .................................................        165,110         5,022,625
     Poongsan Holdings Corp. ........................................         43,558         1,150,859
     POSCO ..........................................................        366,870       127,116,197
   #*POSCO ADR ......................................................      1,529,671       131,429,332
    #POSCO Coated & Color Steel Co., Ltd. ...........................         23,830           402,799
     Pulmuone Co., Ltd. .............................................          6,875           209,298
    *Pumyang Construction Co., Ltd. .................................         15,645            21,247
     Pusan City Gas Co., Ltd. .......................................         71,620         1,229,128
    #S&T Daewoo Co., Ltd. ...........................................         98,570         2,963,322
    #S&T Dynamics Co., Ltd. .........................................        284,864         3,811,719
    #S&T Holdings Co., Ltd. .........................................         68,743           719,310
    #Saeron Automotive Corp. ........................................         82,395           301,353
    *Sajodaerim Corp. ...............................................         11,840           182,728
    #Sam Jin Pharmaceutical Co., Ltd. ...............................         58,423           451,608
     Sam Kwang Glass Industrial Co., Ltd. ...........................         13,257           812,506
    *Sam Lip General Foods Co., Ltd. ................................         25,580           272,426
     Sam Yung Trading Co., Ltd. .....................................         20,062           103,509
    #Sambu Construction Co., Ltd. ...................................         40,667           204,546
     Samhwa Crown & Closure Co., Ltd. ...............................            469             7,879
     Samhwa Paints Industrial Co., Ltd. .............................         48,610           147,193
    #Samick Musical Instruments Co., Ltd. ...........................        798,890         1,214,266
     Samsung C&T Corp. ..............................................      1,105,770        68,369,291
    #Samsung SDI Co., Ltd. ..........................................        384,336        46,296,900
     Samwhan Corp. ..................................................         54,610           265,614
     Samyang Corp. ..................................................         70,786         5,167,467
     Samyang Genex Co., Ltd. ........................................         18,118         1,116,400
     Samyang Tongsang Co., Ltd. .....................................          8,060           165,944
    #Samyoung Electronics Co., Ltd. .................................        113,080           913,771


                                      1378

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *SAVEZONE I&C Corp. .............................................         27,710   $        56,841
    *SBS Media Holdings Co., Ltd. ...................................        497,090         2,029,592
    #Seah Besteel Corp. .............................................         90,629         4,593,740
     SeAH Holdings Corp. ............................................         13,089         1,501,435
    #SeAH Steel Corp. ...............................................         25,174         1,862,719
    #Sebang Co., Ltd. ...............................................        112,230         1,455,306
     Sejong Industrial Co., Ltd. ....................................          7,960           111,517
     Seowon Co., Ltd. ...............................................        156,260           616,175
    *Sewon Cellontech Co., Ltd. .....................................         10,410            38,106
     Shin Young Wacoal, Inc. ........................................            273            23,966
    *Shinhan Engineering & Construction Co., Ltd. ...................          8,460            43,916
     Shinhan Financial Group Co., Ltd. ..............................      3,676,399       146,457,204
    #Shinhan Financial Group Co., Ltd. ADR ..........................        818,794        65,176,002
     Shinpoong Pharmaceutical Co., Ltd. .............................        152,230           554,978
     Shinsegae Engineering & Construction Co., Ltd. .................          2,630            34,159
     Shinsegae Information & Communication Co., Ltd. ................          3,571           147,526
    *Shinsung Solar Energy Co., Ltd. ................................         48,300           170,844
     Shinsung Tongsang Co., Ltd. ....................................        342,500           245,944
     Shinyoung Securities Co., Ltd. .................................         32,020           782,131
    #Silla Trading Co., Ltd. ........................................         60,833           639,835
    #Sindo Ricoh Co., Ltd. ..........................................         43,674         1,956,054
     SJM Co., Ltd. ..................................................         51,214           199,941
     SJM Holdings Co., Ltd. .........................................         31,331            82,458
     SK Chemicals Co., Ltd. .........................................         41,345         2,645,049
     SK Gas Co., Ltd. ...............................................         32,793         2,159,683
     SK Holdings Co., Ltd. ..........................................        349,657        46,548,698
     SK Innovation Co., Ltd. ........................................         28,928         4,353,128
    *SK Networks Co., Ltd. ..........................................      1,151,136        11,535,294
    *SK Securities Co., Ltd. ........................................        578,210           719,165
   #*Ssangyong Cement Industrial Co., Ltd. ..........................        262,036         1,051,298
     STX Corp. ......................................................        355,023         4,494,730
    #STX Engine Co., Ltd. ...........................................        224,640         3,882,499
    *STX Metal Co, Ltd. .............................................          3,740            22,917
     STX Offshore & Shipbuilding Co., Ltd. ..........................        288,010         4,013,139
    #STX Pan Ocean Co., Ltd. ........................................      1,268,470         8,334,956
     Suheung Capsule Co., Ltd. ......................................         66,370           884,533
     Sung Bo Chemicals Co., Ltd. ....................................          2,570            50,637
    *Sungshin Cement Co., Ltd. ......................................         66,250           174,644
    *Sunjin Co., Ltd. ...............................................         34,369           239,340
    *Sunjin Holdings Co., Ltd. ......................................          3,672            69,485
    #Tae Kyung Industrial Co., Ltd. .................................        116,020           319,746
    #TaeKwang Industrial Co., Ltd. ..................................          3,934         5,234,340
    #Taeyoung Engineering & Construction Co., Ltd. ..................        445,570         2,363,580
    *Taihan Electric Wire Co., Ltd. .................................        763,827         2,795,320
    #Tailim Packaging Industries Co., Ltd. ..........................        374,220           424,644
    *TCC Steel ......................................................         33,810           164,103
   #*Teems, Inc. ....................................................          3,590            35,261
     Telcoware Co., Ltd. ............................................         36,000           237,226
    *Tong Kook Corp. ................................................            607               856
   #*Tong Yang Moolsan Co., Ltd. ....................................         56,730         1,023,818
     Tong Yang Securities, Inc. .....................................      1,050,719         4,406,482
    #TS Corp. .......................................................         48,876           978,295
    #Unid Co., Ltd. .................................................         36,450         1,844,375
    #Union Steel Manufacturing Co., Ltd. ............................         38,477           637,092
    *Whanin Pharmaceutical Co., Ltd. ................................          2,880            15,883
     Wiscom Co., Ltd. ...............................................         32,980           117,313
   #*Woongjin Holdings Co., Ltd. ....................................        405,344         2,462,364
    *Woori Finance Holdings Co., Ltd. ...............................      4,400,497        42,097,072
    #Woori Finance Holdings Co., Ltd. ADR ...........................          8,505           245,794
     Woori Financial Co., Ltd. ......................................         95,550         1,234,459
     Woori Investment & Securities Co., Ltd. ........................      1,085,820        11,890,703


                                      1379

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     YESCO Co., Ltd. ................................................         19,870   $       435,018
     Yoosung Enterprise Co., Ltd. ...................................         36,225            79,022
    #Youlchon Chemical Co., Ltd. ....................................        124,710           934,206
     Young Poong Corp. ..............................................          4,715         4,887,220
    *Young Poong Mining & Construction Corp. ........................         18,030               895
     Youngone Holdings Co., Ltd. ....................................         45,802         1,753,890
     Yuhwa Securities Co., Ltd. .....................................         28,680           330,192
    *Zinus, Inc. ....................................................          1,866             6,314
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                    2,038,064,371
                                                                                       ---------------
TAIWAN -- (11.4%)
   #*A.G.V. Products Corp. ..........................................      5,811,701         1,964,542
    *Ability Enterprise Co., Ltd. ...................................         77,000            70,977
    *Abocom Systems, Inc. ...........................................        146,752            43,230
     AcBel Polytech, Inc. ...........................................      2,982,219         1,375,852
     Accton Technology Corp. ........................................      7,112,156         3,747,225
    #Acer, Inc. .....................................................     26,577,364        30,346,843
    #ACHEM Technology Corp. .........................................      2,168,500           973,192
    #Action Electronics Co., Ltd. ...................................      2,904,084           872,331
     Advanced Semiconductor Engineering, Inc. .......................      1,165,486         1,029,905
    #Allis Electric Co., Ltd. .......................................      1,471,000           439,151
    #Alpha Networks, Inc. ...........................................      2,992,237         2,016,514
    *Altek Corp. ....................................................      2,259,808         2,088,696
     Ambassador Hotel (The) .........................................        274,000           329,666
    #Ampoc Far East Co., Ltd. .......................................      1,220,000           904,356
    #AmTRAN Technology Co., Ltd. ....................................      7,257,956         4,240,285
     APCB, Inc. .....................................................      1,001,000           726,897
    #Apex Science & Engineering Corp. ...............................        690,713           205,378
    *Arima Communications Corp. .....................................      2,682,000         1,873,629
   #*Arima Optoelectronics Corp. ....................................      1,409,500           237,996
    #Asia Cement Corp. ..............................................     21,443,293        25,829,613
   #*Asia Optical Co, Inc. ..........................................      2,713,290         3,024,917
     Asia Polymer Corp. .............................................      2,610,732         3,534,239
     Asia Vital Components Co., Ltd. ................................      1,426,782           981,618
    #Asustek Computer, Inc. .........................................      5,140,973        35,740,999
    #AU Optronics Corp. .............................................      7,613,812         3,281,678
     AU Optronics Corp. Sponsored ADR ...............................      7,879,945        33,726,165
    #Audix Corp. ....................................................      1,355,164         1,273,347
     Aurora Systems Corp. ...........................................        572,281           703,571
    *Avermedia Technologies, Inc. ...................................        323,000           278,782
    #Avision, Inc. ..................................................      2,362,555           977,617
    #Bank of Kaohsiung ..............................................      4,852,397         1,564,685
    *Basso Industry Corp., Ltd. .....................................        380,000           252,071
    #BES Engineering Corp. ..........................................     16,644,443         4,632,936
    #Biostar Microtech International Corp. ..........................      1,005,055           523,198
    *Bright Led Electronics Corp. ...................................        218,000           128,261
     C Sun Manufacturing, Ltd. ......................................        879,837           605,842
    #Cameo Communications, Inc. .....................................      2,280,197           719,608
    #Capital Securities Corp. .......................................     12,970,447         4,981,827
   #*Carnival Industrial Corp. ......................................      4,127,000         1,231,853
    #Catcher Technology Co., Ltd. ...................................        716,326         3,991,015
    #Cathay Chemical Works, Inc. ....................................        959,000           350,014
    #Cathay Real Estate Development Co., Ltd. .......................     10,662,421         4,348,737
     Central Reinsurance Co., Ltd. ..................................      2,477,781         1,186,895
    #Chain Qui Development Co., Ltd. ................................      1,235,173           840,973
    #Champion Building Materials Co., Ltd. ..........................      3,783,828         2,179,262
     Chang Hwa Commercial Bank ......................................     48,266,790        31,065,808
    *Chang-Ho Fibre Corp. ...........................................        192,000            65,558
    #Charoen Pokphand Enterprises Co., Ltd. .........................      2,214,000         1,113,854
    #Cheng Loong Corp. ..............................................     10,768,659         4,217,217
     Cheng Uei Precision Industry Co., Ltd. .........................      3,202,705         7,196,200


                                      1380

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    #Chia Hsin Cement Corp. .........................................      5,902,749   $     2,909,446
    *Chia Hsin Food & Synthetic Fiber Co., Ltd. .....................        514,966                --
    #Chien Kuo Construction Co., Ltd. ...............................      2,062,248         1,060,159
    *Chien Shing Stainless Steel Co., Ltd. ..........................      2,208,000           362,594
    #Chilisin Electronics Corp. .....................................        354,300           167,194
   #*Chimei Innolux Corp. ...........................................     58,628,389        23,550,225
     China Airlines, Ltd. ...........................................     23,173,252        11,659,121
     China Chemical & Pharmaceutical Co. ............................      1,119,264           727,482
     China Development Financial Holding Corp. ......................    110,216,960        34,878,294
     China Electric Manufacturing Co., Ltd. .........................        973,200           659,216
   #*China General Plastics Corp. ...................................      4,859,000         1,362,867
     China Glaze Co., Ltd. ..........................................      1,785,363           908,194
    *China Man-Made Fiber Co., Ltd. .................................     13,302,813         4,709,104
     China Metal Products Co., Ltd. .................................      2,371,547         1,900,633
   #*China Motor Co., Ltd. ..........................................      7,075,749         6,763,902
     China Petrochemical Development Corp. ..........................     18,037,338        20,946,930
    *China Rebar Co., Ltd. ..........................................        439,188                --
    #China Steel Structure Co., Ltd. ................................      1,551,219         1,443,343
    #China Synthetic Rubber Corp. ...................................      4,958,711         4,292,106
    *China United Trust & Investment Corp. ..........................        493,999                --
   #*China Wire & Cable Co., Ltd. ...................................      2,900,000           906,822
     Chinatrust Financial Holdings Co., Ltd. ........................     68,019,043        44,579,470
     Chinese Maritime Transport, Ltd. ...............................        285,000           429,264
     Chin-Poon Industrial Co., Ltd. .................................      4,534,815         2,880,522
   #*Chun Yu Works & Co., Ltd. ......................................      2,106,000           673,910
    #Chun Yuan Steel Industrial Co., Ltd. ...........................      4,871,144         2,023,568
    #Chung Hsin Electric & Machinery Co., Ltd. ......................      4,290,000         2,231,753
    #Chung Hung Steel Corp. .........................................      7,574,046         2,603,483
    #Chung Hwa Pulp Corp. ...........................................      8,255,011         3,015,075
    *Chung Shing Textile Co., Ltd. ..................................            600                 9
   #*Chungwa Picture Tubes Co., Ltd. ................................     36,465,412         2,220,222
     Chuwa Wool Industry Co., Ltd. ..................................        120,189            91,445
   #*Chyang Sheng Dyeing & Finishing Co., Ltd. ......................        328,000           110,642
   #*CMC Magnetics Corp. ............................................     32,331,830         6,428,750
    #Collins Co., Ltd. ..............................................      2,112,224         1,041,267
     Compal Communications, Inc. ....................................        648,000           925,667
    #Compal Electronics, Inc. .......................................     36,715,332        33,696,568
   #*Compeq Manufacturing Co., Ltd. .................................     14,123,000         5,557,977
    *Compex International Co., Ltd. .................................         46,400               310
    #Continental Holdings Corp. .....................................      5,888,848         2,086,303
    *Cosmos Bank Taiwan .............................................        747,756           143,772
    #Coxon Precise Industrial Co., Ltd. .............................        857,000         1,154,846
     CSBC Corp. Taiwan ..............................................      1,294,256         1,075,994
    #DA CIN Construction Co., Ltd. ..................................      1,624,579           959,476
    #Darfon Electronics Corp. .......................................      3,372,950         2,039,317
    #Delpha Construction Co., Ltd. ..................................      2,948,329           995,504
    #Depo Auto Parts Industrial Co., Ltd. ...........................        317,000           597,993
    *Der Pao Construction Co., Ltd. .................................      1,139,000            31,218
     Diamond Flower Electric Instrument Co., Ltd. ...................        275,280           221,704
    #D-Link Corp. ...................................................      7,407,939         5,956,873
     Dynamic Electronics Co., Ltd. ..................................      2,927,804         1,173,843
     E.Sun Financial Holding Co., Ltd. ..............................     35,594,271        17,739,283
    *Eastern Media International Corp. ..............................     10,250,399         1,579,220
     Eclat Textile Co., Ltd. ........................................        840,558         1,296,773
     Edom Technology Co., Ltd. ......................................        943,800           289,300
     Elite Material Co., Ltd. .......................................        472,905           369,377
    *Elite Semiconductor Memory Technology, Inc. ....................        424,000           424,673
   #*Elitegroup Computer Systems Co., Ltd. ..........................      9,280,066         2,278,910
     EnTie Commercial Bank ..........................................        983,232           386,574
    #Epistar Corp. ..................................................      5,985,000        11,081,080
     Eva Airways Corp. ..............................................     14,759,738        10,677,245


                                      1381

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    *Ever Fortune Industrial Co., Ltd. ..............................        409,000   $         4,511
    *Everest Textile Co., Ltd. ......................................      3,815,002           799,440
     Evergreen International Storage & Transport Corp. ..............      5,811,000         3,465,719
     Evergreen Marine Corp., Ltd. ...................................     18,391,998        10,083,730
     Everlight Chemical Industrial Corp. ............................        684,000           425,353
    *Everlight Electronics Co., Ltd. ................................        409,000           756,374
   #*Everspring Industry Co., Ltd. ..................................      1,325,180           315,714
     Excel Cell Electronics Co., Ltd. ...............................        141,000            55,423
    *Excelsior Medical Co., Ltd. ....................................        140,000           286,473
     Far Eastern Department Stores Co., Ltd. ........................      6,181,540         9,451,073
    #Far Eastern International Bank .................................     18,175,955         7,564,268
    *Farglory F T Z Investment Holding Co., Ltd. ....................        401,000           250,205
     Farglory Land Development Co., Ltd. ............................        225,000           379,863
     Federal Corp. ..................................................      4,489,640         2,353,499
    #First Copper Technology Co., Ltd. ..............................      3,260,750         1,018,967
     First Financial Holding Co., Ltd. ..............................     72,788,356        48,316,420
     First Hotel ....................................................        782,059           574,646
    #First Insurance Co., Ltd. ......................................      3,139,064         1,518,649
    #Forhouse Corp. .................................................      4,595,635         2,596,194
     Formosa Chemicals & Fiber Co., Ltd. ............................      2,986,660         8,643,592
    #Formosa Epitaxy, Inc. ..........................................      4,308,000         2,700,595
    #Formosa Oilseed Processing Co., Ltd. ...........................      1,079,593           486,826
    #Formosa Taffeta Co., Ltd. ......................................      8,525,511         7,876,911
     Formosan Rubber Group, Inc. ....................................      4,110,000         2,946,710
    #Formosan Union Chemical Corp. ..................................      1,870,758         1,168,497
    *Fortune Electric Co., Ltd. .....................................         82,000            43,395
    #Founding Construction & Development Co., Ltd. ..................      1,113,626           732,093
   #*Froch Enterprise Co., Ltd. .....................................      1,149,000           493,917
     FSP Technology, Inc. ...........................................        703,283           581,463
    #Fu I Industrial Co., Ltd. ......................................        290,944           114,350
     Fubon Financial Holding Co., Ltd. ..............................     48,047,063        56,332,130
    #Fullerton Technology Co., Ltd. .................................      1,355,200         1,245,208
    #Fwusow Industry Co., Ltd. ......................................      2,172,502         1,254,635
    #G Shank Enterprise Co., Ltd. ...................................      1,280,880           726,196
    #Gamma Optical Co., Ltd. ........................................        278,600            70,965
    #Gemtek Technology Corp. ........................................      2,484,962         2,347,396
     Getac Technology Corp. .........................................      4,391,065         2,409,427
   #*Giantplus Technology Co., Ltd. .................................      3,247,100         1,013,796
     Giga Storage Corp. .............................................      1,248,600           826,185
    #Giga-Byte Technology Co., Ltd. .................................      6,624,287         5,366,181
    #Gintech Energy Corp. ...........................................      2,630,944         3,277,543
    #Global Brands Manufacture, Ltd. ................................      1,939,290           944,750
    *Globe Union Industrial Corp. ...................................        821,000           501,394
    #Gold Circuit Electronics, Ltd. .................................      6,956,965         1,932,019
     Goldsun Development & Construction Co., Ltd. ...................     16,355,261         7,448,460
     Good Will Instrument Co., Ltd. .................................        423,021           311,937
     Grand Pacific Petrochemical Corp. ..............................      9,569,000         4,725,359
     Great China Metal Industry Co., Ltd. ...........................      1,549,000         1,715,693
     Great Wall Enterprise Co., Ltd. ................................      2,983,799         3,038,619
     Greatek Co., Ltd. ..............................................      2,870,842         1,951,370
    #Green Energy Technology, Inc. ..................................      2,629,287         2,608,673
    #GTM Corp. ......................................................      2,184,000         1,110,837
   #*Hannstar Board Corp. ...........................................      2,978,635         1,331,951
   #*HannStar Display Corp. .........................................     56,387,000         3,245,922
    *HannsTouch Solution, Inc. ......................................      3,369,000           843,442
    #Harvatek Corp. .................................................      1,443,940           824,145
    *Helix Technology, Inc. .........................................         29,585                --
    #Hey Song Corp. .................................................      4,889,000         4,858,661
     Hitron Technologies, Inc. ......................................      1,554,525           895,637
   #*Ho Tung Holding Corp. ..........................................      8,132,883         4,561,720
   #*Hocheng Corp. ..................................................      3,786,300         1,120,659


                                      1382

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    #Hold-Key Electric Wire & Cable Co., Ltd. .......................      1,844,124   $       690,449
    #Holy Stone Enterprise Co., Ltd. ................................      2,449,643         2,265,570
    *Hong Ho Precision Textile Co., Ltd. ............................         97,000            49,647
    #Hong Tai Electric Industrial Co., Ltd. .........................      2,687,000           860,641
     Hong Yi Fiber Industry Co., Ltd. ...............................        256,040            87,094
     Hsin Kuang Steel Co., Ltd. .....................................      3,336,124         2,391,130
     Hsing Ta Cement Co., Ltd. ......................................      2,071,980           743,590
     Hua Eng Wire & Cable Co., Ltd. .................................      5,446,035         1,563,062
     Hua Nan Financial Holding Co., Ltd. ............................     21,982,727        14,320,879
    *Hualon Corp. ...................................................        257,040             9,279
    #Hung Ching Development & Construction Co., Ltd. ................      1,838,468           889,059
     Hung Poo Construction Corp. ....................................      1,385,655         1,168,921
     Hung Sheng Construction Co., Ltd. ..............................      6,866,892         3,181,257
   #*Hwa Fong Rubber Co., Ltd. ......................................      2,929,960           744,386
   #*Ichia Technologies, Inc. .......................................      4,595,260         2,706,153
    #I-Chiun Precision Industry Co., Ltd. ...........................      1,340,000           670,819
   #*Inotera Memories, Inc. .........................................     28,462,728         4,205,929
     Inventec Corp. .................................................     26,034,417         9,356,240
     ITE Technology, Inc. ...........................................      1,702,000         1,742,879
    #Jui Li Enterprise Co., Ltd. ....................................        686,760           185,907
    #K Laser Technology, Inc. .......................................      1,056,601           376,771
     Kang Na Hsiung Enterprise Co., Ltd. ............................      1,579,078           836,301
    *Kao Hsing Chang Iron & Steel Corp. .............................      1,589,000           239,036
    #Kaulin Manufacturing Co., Ltd. .................................      2,006,656         1,566,778
     Kee Tai Properties Co., Ltd. ...................................      1,108,485           562,574
     Kerry TJ Logistics Co., Ltd. ...................................      1,437,000         1,514,561
    #King Yuan Electronics Co., Ltd. ................................     14,588,805         5,616,285
    #Kingdom Construction Co., Ltd. .................................      3,267,000         2,132,664
    *King's Town Bank ...............................................     10,259,012         6,368,995
     King's Town Construction Co., Ltd. .............................         46,200            33,393
     Kinko Optical Co., Ltd. ........................................        428,131           566,250
    #Kinpo Electronics, Inc. ........................................     14,250,375         3,647,872
     Knowledge-Yield-Excellence Systems Corp. .......................      2,025,000           892,386
     KS Terminals, Inc. .............................................        281,880           189,145
    *Kuoyang Construction Co., Ltd. .................................      1,656,029           714,493
    #Kwong Fong Industries Corp. ....................................      4,042,900         1,361,065
    #L&K Engineering Co., Ltd. ......................................      1,195,000         1,009,266
    #Lan Fa Textile Co., Ltd. .......................................      3,087,713         1,160,917
    *Lead Data Co., Ltd. ............................................      1,765,457           162,624
     Leader Electronics, Inc. .......................................        617,056           207,848
     Lealea Enterprise Co., Ltd. ....................................      7,799,794         2,970,663
    *Ledtech Electronics Corp. ......................................         99,000            48,850
    #Lee Chi Enterprises Co., Ltd. ..................................      2,190,900           835,971
    #Lelon Electronics Corp. ........................................      1,324,000           755,830
    *Leofoo Development Co., Ltd. ...................................      2,330,803         1,534,111
    #Li Peng Enterprise Co., Ltd. ...................................      5,785,183         1,967,275
     Lian Hwa Foods Corp. ...........................................        161,240           213,809
    #Lien Chang Electronic Enterprise Co., Ltd. .....................        694,273           186,165
     Lien Hwa Industrial Corp. ......................................      5,918,990         3,647,644
    #Lingsen Precision Industries, Ltd. .............................      4,987,480         2,546,107
    #LITE-ON IT Corp. ...............................................      3,969,339         3,711,395
     Lite-On Semiconductor Corp. ....................................      3,171,190         1,652,677
     Lite-On Technology Corp. .......................................     26,100,040        24,628,999
     Long Bon International Co., Ltd. ...............................      2,611,301           940,689
    #Long Chen Paper Co., Ltd. ......................................      6,574,369         2,043,512
    *Lotes Co., Ltd. ................................................         53,000           150,904
   #*Lucky Cement Corp. .............................................      3,099,000           631,635
    #Macronix International Co., Ltd. ...............................     49,709,028        18,783,645
    #Marketech International Corp. ..................................      1,771,000         1,146,198
    #Masterlink Securities Corp. ....................................     13,513,000         4,853,718
    #Maxtek Technology Co., Ltd. ....................................        262,000           182,882


                                      1383

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    #Mayer Steel Pipe Corp. .........................................      1,458,456   $       754,116
    #Maywufa Co., Ltd. ..............................................        252,070           112,466
    #Mega Financial Holding Co., Ltd. ...............................     95,728,765        73,586,438
    *Megamedia Corp. ................................................            782                 6
    #Meiloon Co., Ltd. ..............................................      1,741,352           686,267
     Mercuries & Associates, Ltd. ...................................      3,983,052         4,232,746
    *Mercuries Data Systems, Ltd. ...................................      1,537,800           702,863
     Merry Electronics Co., Ltd. ....................................        604,000           721,865
    *Microelectronics Technology, Inc. ..............................      5,297,911         1,209,158
    #Micro-Star International Co., Ltd. .............................     11,822,985         5,270,210
    #Mitac International Corp. ......................................     13,700,450         4,875,866
    *Mobiletron Electronics Co., Ltd. ...............................        153,000            96,689
   #*Mosel Vitelic, Inc. ............................................      8,983,170         1,309,208
     Nantex Industry Co., Ltd. ......................................      2,063,108         1,804,408
    *Nanya Technology Corp. .........................................      4,221,000           416,147
   #*Neo Solar Power Corp. ..........................................      3,685,000         2,941,398
   #*New Asia Construction & Development Co., Ltd. ..................      1,626,660           517,758
     Nichidenbo Corp. ...............................................         82,249            71,394
     Nien Hsing Textile Co., Ltd. ...................................      3,701,447         2,632,936
    *Ocean Plastics Co., Ltd. .......................................          7,776             4,940
    *Optimax Technology Corp. .......................................      1,382,597            60,824
     Opto Tech Corp. ................................................      3,340,000         1,345,658
    *Orient Semiconductor Electronics, Ltd. .........................      4,143,276           667,910
    *Oriental Union Chemical Corp. ..................................      2,573,225         3,360,179
    *Pacific Construction Co., Ltd. .................................      3,341,256           506,891
     Pan Jit International, Inc. ....................................      3,807,837         2,075,227
     Pan-International Industrial Corp. .............................      2,799,967         2,807,230
    #Paragon Technologies Co., Ltd. .................................        824,000           896,891
    #Pegatron Corp. .................................................     13,414,998        14,489,036
     Phihong Technology Co., Ltd. ...................................        277,320           363,561
    *Picvue Electronics, Ltd. .......................................        241,600                --
    #Plotech Co., Ltd. ..............................................        894,282           529,483
    *Potrans Electrical Corp. .......................................      1,139,000           165,988
    #Pou Chen Corp. .................................................     24,382,550        18,743,063
    *Power Quotient International Co., Ltd. .........................      1,592,000           551,968
    *Powercom Co., Ltd. .............................................        199,000           155,716
    *Powertech Industrial Co., Ltd. .................................         41,000            30,573
     President Securities Corp. .....................................      9,268,992         4,742,961
     Prince Housing & Development Corp. .............................      4,403,432         3,204,663
    *Procomp Informatics, Ltd. ......................................        391,440                --
    *Prodisc Technology, Inc. .......................................      6,185,157            35,145
    #Promate Electronic Co., Ltd. ...................................        653,000           398,855
    #Qisda Corp. ....................................................     17,708,171         4,838,680
   #*Quintain Steel Co., Ltd. .......................................      3,878,250         1,039,818
    *Radiant Opto-Electronics Corp. .................................      3,700,839        10,878,119
    #Radium Life Tech Corp. .........................................      2,989,313         2,689,005
    #Ralec Electronic Corp. .........................................        477,087           615,990
     Realtek Semiconductor Corp. ....................................      1,397,840         2,328,426
    #Rechi Precision Co., Ltd. ......................................      3,783,190         2,939,246
   #*Ritek Corp. ....................................................     34,475,622         6,611,763
    *Sainfoin Technology Corp. ......................................        835,498                --
     Sampo Corp. ....................................................      6,565,925         1,770,334
     Sanyang Industrial Co., Ltd. ...................................      9,369,624         5,567,063
     Sanyo Electric Taiwan Co., Ltd. ................................        368,000           333,704
    *SDI Corp. ......................................................         30,000            21,364
     Shan-Loong Transportation Co., Ltd. ............................         66,000            38,316
     Sheng Yu Steel Co., Ltd. .......................................      1,754,000         1,116,394
    *ShenMao Technology, Inc. .......................................         17,000            22,145
     Shih Wei Navigation Co., Ltd. ..................................        141,000           143,039
    #Shihlin Electric & Engineering Corp. ...........................      3,452,000         3,586,455
   #*Shin Kong Financial Holding Co., Ltd. ..........................     72,097,151        22,455,954


                                      1384

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    #Shin Zu Shing Co., Ltd. ........................................      1,107,067   $     2,174,022
     Shinkong Insurance Co., Ltd. ...................................      2,179,412         1,254,664
    #Shinkong Synthetic Fibers Co., Ltd. ............................     18,314,762         5,729,916
   #*Shuttle, Inc. ..................................................      1,069,015           341,786
    #Sigurd Microelectronics Corp. ..................................      5,365,047         3,786,721
     Silicon Integrated Systems Corp. ...............................      8,043,165         3,128,132
     Siliconware Precision Industries Co. ...........................      2,962,000         3,040,698
    *Siliconware Precision Industries Co. Sponsored ADR .............          1,964            10,213
    #Sinbon Electronics Co., Ltd. ...................................      2,010,000         1,353,757
     Sincere Navigation Corp. .......................................      2,255,740         2,051,564
     Sinkang Industries, Ltd. .......................................        999,262           375,277
    #Sinon Corp. ....................................................      4,629,877         1,827,851
     SinoPac Holdings Co., Ltd. .....................................     69,263,344        22,423,604
    *Sitronix Technology Corp. ......................................        621,000           726,147
    #Siward Crystal Technology Co., Ltd. ............................      1,251,875           441,580
    #Solomon Technology Corp. .......................................      1,375,950           456,759
   #*Solytech Enterprise Corp. ......................................        494,000           164,274
     South East Soda Manufacturing Co., Ltd. ........................        927,500           992,422
    #Southeast Cement Co., Ltd. .....................................      3,279,700         1,157,873
    #Spirox Corp. ...................................................      1,115,661           584,201
     Springsoft, Inc. ...............................................      2,057,000         2,258,255
     Standard Chemical & Pharmaceutical Co., Ltd. ...................        166,181           136,636
     Star Comgistic Capital Co., Ltd. ...............................        275,460           214,367
    #Stark Technology, Inc. .........................................      1,342,200         1,222,560
     Sunonwealth Electric Machine Industry Co., Ltd. ................        486,421           432,147
    #Sunplus Technology Co., Ltd. ...................................      7,048,620         2,825,734
     Sunrex Technology Corp. ........................................        160,000           112,941
     Sunspring Metal Corp. ..........................................         48,000            46,723
    *Super Dragon Technology Co., Ltd. ..............................         24,150            26,970
    #Supreme Electronics Co., Ltd. ..................................      2,569,681         1,512,133
     Sweeten Construction Co., Ltd. .................................      1,090,825           568,510
     Sysware Systex Corp. ...........................................        828,801           979,332
    *Ta Chen Stainless Pipe Co., Ltd. ...............................      5,124,074         2,631,252
   #*Ta Chong Bank, Ltd. ............................................     20,391,524         5,870,267
     Ta Ya Electric Wire & Cable Co., Ltd. ..........................      6,297,329         1,684,833
    #Tah Hsin Industrial Corp. ......................................      1,518,000         1,487,024
    *TAI Roun Products Co., Ltd. ....................................         63,000            22,659
     TA-I Technology Co., Ltd. ......................................        859,813           607,343
    *Taichung Commercial Bank .......................................     17,325,341         5,830,329
    #Tainan Enterprises Co., Ltd. ...................................      1,211,183         1,472,434
    #Tainan Spinning Co., Ltd. ......................................     12,629,942         5,579,586
     Taishin Financial Holdings Co., Ltd. ...........................     61,851,773        26,189,159
    #Taisun Enterprise Co., Ltd. ....................................      2,573,505         1,387,307
    #Taita Chemical Co., Ltd. .......................................      3,633,728         1,568,634
   #*Taiwan Business Bank ...........................................     36,751,833        12,001,676
     Taiwan Cement Corp. ............................................     35,502,440        44,338,322
     Taiwan Cogeneration Corp. ......................................      3,677,333         2,366,839
     Taiwan Cooperative Bank ........................................     52,378,005        34,375,799
     Taiwan Fire & Marine Insurance Co., Ltd. .......................      1,094,000           825,202
    *Taiwan Flourescent Lamp Co., Ltd. ..............................        756,000            75,302
    #Taiwan Fu Hsing Industrial Co., Ltd. ...........................        799,000           462,260
    #Taiwan Glass Industrial Corp. ..................................      9,126,091        11,228,226
    *Taiwan Kolin Co., Ltd. .........................................      5,797,000                --
   #*Taiwan Land Development Corp. ..................................      5,743,215         2,269,930
     Taiwan Mask Corp. ..............................................      2,494,250           885,460
     Taiwan Navigation Co., Ltd. ....................................        137,000           132,969
     Taiwan Paiho Co., Ltd. .........................................      1,712,850         1,287,870
    #Taiwan Pulp & Paper Corp. ......................................      6,208,660         2,305,241
     Taiwan Sakura Corp. ............................................      1,365,472           789,841
     Taiwan Sogo Shinkong Security Co., Ltd. ........................      1,503,205         1,289,450
    *Taiwan Styrene Monomer Corp. ...................................      7,124,856         1,810,461


                                      1385

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    #Taiwan Tea Corp. ...............................................      6,641,092   $     3,501,736
    #Taiyen Biotech Co., Ltd. .......................................      2,185,000         1,881,472
   #*Tatung Co., Ltd. ...............................................     23,805,982         8,381,823
    *Teapo Electronic Corp. .........................................        994,840           165,812
    #Teco Electric & Machinery Co., Ltd. ............................     22,479,725        13,114,781
    *Tecom, Ltd. ....................................................        736,753            59,463
     Test-Rite International Co., Ltd. ..............................      1,786,331         1,301,152
    *Thinking Electronic Industrial Co., Ltd. .......................        296,000           279,411
     Ton Yi Industrial Corp. ........................................      9,151,600         4,657,345
    #Tong Yang Industry Co., Ltd. ...................................      2,436,623         2,340,956
     Tong-Tai Machine & Tool Co., Ltd. ..............................        919,640           842,043
     Topco Scientific Co., Ltd. .....................................      1,312,719         1,901,857
    #Topoint Technology Co., Ltd. ...................................      1,050,682           748,975
   #*Tung Ho Spinning, Weaving & Dyeing Co., Ltd. ...................      2,432,000         1,073,679
     Tung Ho Steel Enterprise Corp. .................................      4,930,274         4,419,083
   #*TYC Brother Industrial Co., Ltd. ...............................      2,312,790         1,016,408
   #*Tycoons Group Enterprise Co., Ltd. .............................      5,561,938         1,308,729
     Tyntek Corp. ...................................................      1,278,000           449,407
   #*Tze Shin International Co., Ltd. ...............................      1,161,418           404,270
     Unimicron Technology Corp. .....................................      8,727,363        11,331,978
    *Union Bank of Taiwan ...........................................      8,083,282         2,731,145
    #Unitech Electronics Co., Ltd. ..................................      1,308,739           573,937
    #Unitech Printed Circuit Board Corp. ............................      8,168,281         3,802,538
     United Integration Service Co., Ltd. ...........................      1,309,000         1,313,788
    #United Microelectronics Corp. ..................................    166,249,681        72,995,607
     Unity Opto Technology Co., Ltd. ................................      1,107,629           884,337
    #Universal Cement Corp. .........................................      5,217,551         2,609,718
    #Universal Microelectronics Co., Ltd. ...........................        892,491           271,952
    #Universal, Inc. ................................................        143,837            88,256
    #UPC Technology Corp. ...........................................      7,474,415         3,754,844
     USI Corp. ......................................................      6,545,892         6,987,322
    #U-Tech Media Corp. .............................................      1,946,799           391,791
    #Ve Wong Corp. ..................................................      1,469,806         1,070,689
     Wah Lee Industrial Corp. .......................................         49,000            65,474
    #Walsin Lihwa Corp. .............................................     42,011,412        14,092,595
    #Walsin Technology Corp., Ltd. ..................................      8,060,230         2,504,492
    #Walton Advanced Engineering, Inc. ..............................      3,722,853         1,423,394
     Wan Hai Lines Co., Ltd. ........................................      5,023,000         2,607,293
     Wan Hwa Enterprise Co., Ltd. ...................................        696,690           334,015
    *Waterland Financial Holdings Co., Ltd. .........................     28,804,896        10,575,020
    *WEI Chih Steel Industrial Co., Ltd. ............................      1,914,898           356,713
     Weikeng Industrial Co., Ltd. ...................................      1,502,550         1,099,326
    #Well Shin Technology Co., Ltd. .................................        359,080           422,505
    #Wellypower Optronics Corp. .....................................      1,895,000         1,098,026
     Weltrend Semiconductor, Inc. ...................................        471,000           276,754
   #*Winbond Electronics Corp. ......................................     37,158,885         6,940,260
     Wintek Corp. ...................................................     16,179,507        12,365,851
     Wistron Corp. ..................................................      2,163,000         2,503,239
     WPG Holdings, Ltd. .............................................      1,513,092         1,827,065
     WT Microelectronics Co., Ltd. ..................................      2,471,965         3,380,207
   #*WUS Printed Circuit Co., Ltd. ..................................      5,434,928         2,724,743
     Yageo Corp. ....................................................     30,712,840         9,251,556
     Yang Ming Marine Transport Corp. ...............................     22,418,676         9,237,963
    *Yem Chio Co., Ltd. .............................................        627,212           543,236
    #Yeung Cyang Industrial Co., Ltd. ...............................      2,597,667         1,627,037
    #Yi Jinn Industrial Co., Ltd. ...................................      4,037,810         1,119,399
     Yieh Phui Enterprise Co., Ltd. .................................     11,434,485         3,815,161
   #*Young Fast Optoelectronics Co., Ltd. ...........................        809,000         2,333,663
    *Yuanta Financial Holding Co., Ltd. .............................     74,266,654        42,335,492
     Yuen Foong Yu Paper Manufacturing Co., Ltd. ....................     12,687,847         5,157,034
     Yulon Motor Co., Ltd. ..........................................     11,058,572        23,267,898


                                      1386

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Yung Chi Paint & Varnish Manufacturing Co., Ltd. ...............        119,687   $       170,614
     Yung Tay Engineering Co., Ltd. .................................      3,118,000         5,040,357
    #Zenitron Corp. .................................................      2,341,000         1,536,418
     Zig Sheng Industrial Co., Ltd. .................................      5,350,400         2,610,833
     Zippy Technology Corp. .........................................        343,000           250,160
    #Zyxel Communication Corp. ......................................      4,976,000         3,287,412
                                                                                       ---------------
TOTAL TAIWAN ........................................................                    1,699,627,880
                                                                                       ---------------
THAILAND -- (2.2%)
     Aapico Hitech PCL (Foreign) ....................................        539,800           151,846
     Asia Plus Securities PCL (Foreign) .............................      3,280,400           190,957
     Asian Property Development PCL (Foreign) .......................      9,477,200         1,399,235
     Ayudhya Insurance PCL (Foreign) ................................        228,500           130,041
     Bangchak Petroleum PCL (Foreign) ...............................      7,266,900         4,112,002
     Bangkok Bank PCL (Foreign) .....................................      6,088,200        31,084,468
     Bangkok Bank PCL (Foreign) NVDR ................................      4,793,500        23,304,984
     Bangkok Expressway PCL (Foreign) ...............................      4,557,400         2,430,613
     Bangkok First Investment & Trust PCL (Foreign) .................        132,300            28,181
     Bangkok Insurance PCL (Foreign) ................................        135,820           896,633
    *Bangkokland PCL (Foreign) ......................................     89,137,003         1,391,407
     Bank of Ayudhya PCL (Foreign) ..................................     16,762,600        11,120,554
     Bank of Ayudhya PCL (Foreign) NVDR .............................      6,025,700         3,919,154
     Cal-Comp Electronics (Thailand) PCL (Foreign) ..................     18,405,400         1,412,577
     Capital Nomura Securities PCL (Foreign) ........................        413,400           403,317
     Central Plaza Hotel PCL (Foreign) ..............................      8,083,900         2,155,707
     Charoong Thai Wire & Cable PCL (Foreign) .......................          7,300             1,662
     Delta Electronics (Thailand) PCL (Foreign) .....................      4,830,100         2,921,621
     Eastern Water Resources Development & Management PCL (Foreign) .      9,535,200         1,736,492
    *Erawan Group PCL (Foreign) .....................................      4,288,950           306,852
     Esso Thailand PCL (Foreign) ....................................     12,800,800         3,788,204
    *G J Steel PCL (Foreign) ........................................    214,856,100         1,048,079
    *G Steel PCL (Foreign) ..........................................     67,319,100           810,018
     Hana Microelectronics PCL (Foreign) ............................      3,277,700         1,769,425
     Hermraj Land & Development PCL (Foreign) .......................     64,383,100         4,313,144
     ICC International PCL (Foreign) ................................      2,710,500         3,900,476
     IRPC PCL (Foreign) .............................................    100,784,500        12,585,772
     Italian-Thai Development PCL (Foreign) NVDR ....................     22,041,800         2,666,520
     Jasmine International PCL (Foreign) ............................     25,048,600         1,384,801
     Kang Yong Electric PCL (Foreign) ...............................          4,000            20,878
     Kasikornbank PCL (Foreign) .....................................      1,193,700         4,871,849
     Kasikornbank PCL (Foreign) NVDR ................................        164,500           663,350
     KGI Securities Thailand PLC (Foreign) ..........................      7,771,200           404,355
     Kiatnakin Finance PCL (Foreign) ................................      3,406,200         3,073,888
     Krung Thai Bank PCL (Foreign) ..................................     54,147,700        26,765,692
    *Krungthai Card PCL (Foreign) ...................................        415,800           136,572
     Laguna Resorts & Hotels PCL (Foreign) ..........................      1,342,400         2,106,367
     Loxley PCL (Foreign) ...........................................      4,919,700           447,973
     MBK PCL (Foreign) ..............................................        905,500         2,591,350
     Padaeng Industry PCL (Foreign) NVDR ............................      1,412,500           578,780
     Polyplex PCL (Foreign) .........................................      1,071,300           533,037
     Precious Shipping PCL (Foreign) ................................      5,065,000         2,388,374
    *PTT Global Chemical PCL (Foreign) ..............................     17,631,641        37,556,829
     PTT PCL (Foreign) ..............................................      2,794,500        27,808,683
     Quality Houses PCL (Foreign) ...................................     31,732,400         1,393,130
    *Regional Container Lines PCL (Foreign) .........................      4,874,500           951,122
     Rojana Industrial Park PCL (Foreign) ...........................        401,700            84,912
     Saha Pathana Inter-Holding PCL (Foreign) .......................      2,932,100         2,145,439
     Saha Pathanapibul PCL (Foreign) ................................      1,594,833         1,484,621
     Saha-Union PCL (Foreign) .......................................      2,976,400         2,589,226
    *Sahaviriya Steel Industries PCL (Foreign) ......................     82,680,840         1,828,389
     Samart Corporation PCL (Foreign) ...............................        800,000           187,317


                                      1387

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
     Sansiri PCL (Foreign) ..........................................     46,586,864   $     1,621,071
     SC Asset Corp. PCL (Foreign) ...................................      1,694,800           523,597
    *Shinawatra Satellite PCL (Foreign) .............................      5,868,900         1,584,126
     Siam Commercial Bank PCL (Foreign) .............................        944,800         3,610,211
     Somboon Advance Technology PCL (Foreign) .......................        624,800           353,545
     Sri Trang Agro Industry PCL (Foreign) ..........................      4,641,300         2,867,795
     Supalai PCL (Foreign) ..........................................        495,566           201,450
    *Tata Steel (Thailand) PCL (Foreign) ............................     35,972,800           982,672
    *Thai Airways International PCL (Foreign) .......................      9,467,711         5,973,125
     Thai Carbon Black PCL (Foreign) ................................        139,600           108,956
     Thai Oil PCL (Foreign) .........................................      9,483,600        17,964,868
     Thai Plastic & Chemicals PCL (Foreign) .........................      3,787,100         2,857,259
     Thai Rayon PCL (Foreign) .......................................        165,000           435,976
     Thai Stanley Electric PCL (Foreign) ............................        147,700           682,062
    *Thai Stanley Electric PCL (Foreign) NVDR .......................          6,000            27,707
     Thai Wacoal PCL (Foreign) ......................................         93,300           132,744
     Thanachart Capital PCL (Foreign) ...............................      7,732,200         6,210,905
     Thoresen Thai Agencies PCL (Foreign) ...........................      3,887,100         1,883,505
     Ticon Industrial Connection PCL (Foreign) ......................      1,613,000           550,780
     Tisco Financial Group PCL (Foreign) ............................      1,352,100         1,516,990
     TMB Bank PCL (Foreign) .........................................     79,911,700         3,560,294
     Total Access Communication PCL (Foreign) (B1XFLM7) .............      1,264,380         3,009,224
     Total Access Communication PCL (Foreign) (B231MK7) .............         36,700            89,512
    *Total Access Communication PCL (Foreign) NVDR ..................      8,353,600        20,102,972
     TPI Polene PCL (Foreign) .......................................     10,203,724         4,280,587
    *Tycoons Worldwide Group PCL (Foreign) ..........................      1,243,300           295,157
     Univentures PCL (Foreign) ......................................      3,481,400           237,754
     Vanachai Group PCL (Foreign) ...................................      5,869,000           645,113
     Vinythai PCL (Foreign) .........................................      5,239,317         2,436,495
                                                                                       ---------------
TOTAL THAILAND ......................................................                      326,723,327
                                                                                       ---------------
TURKEY -- (1.8%)
     Adana Cimento Sanayii T.A.S. Series A ..........................        594,250         1,343,157
     Adana Cimento Sanayii T.A.S. Series C ..........................        299,447           112,866
    *Advansa Sasa Polyester Sanayi A.S. .............................      1,061,884           945,122
     Akcansa Cimento Sanayi ve Ticaret A.S. .........................        301,763         1,142,187
    *Akenerji Elektrik Uretim A.S. ..................................         13,804            21,859
     Aksa Akrilik Kimya Sanayii A.S. ................................      1,444,767         3,711,228
    *Aksigorta A.S. .................................................      1,273,009         1,051,089
     Alarko Holding A.S. ............................................      1,013,092         1,806,504
    *Albaraka Turk Katilim Bankasi A.S. .............................        280,251           295,588
     Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S. ...........         62,010           650,338
     Anadolu Anonim Turk Sigorta Sirketi A.S. .......................      3,100,852         1,483,355
     Anadolu Cam Sanayii A.S. .......................................      1,486,817         2,680,907
     Arcelik A.S. ...................................................      1,576,149         6,039,372
    *Asya Katilim Bankasi A.S. ......................................      5,794,395         6,201,085
    *Ayen Enerji A.S. ...............................................        593,912           521,852
     Aygaz A.S. .....................................................      1,118,602         6,082,599
     Bati Anabolu Cimento A.S. ......................................        276,594         1,015,503
     Bolu Cimento Sanayii A.S. ......................................        997,004           884,836
    *Borusan Mannesmann Boru Sanayi ve Ticaret A.S. .................         98,391         1,505,280
     Cimsa Cimento Sanayi ve Ticaret A.S. ...........................        562,388         2,430,726
    *Deva Holding A.S. ..............................................        620,118           774,077
    *Dogan Gazetecilik A.S. .........................................        572,836           649,733
    *Dogan Sirketler Grubu Holdings A.S. ............................     13,119,972         4,807,175
    *Dogan Yayin Holding A.S. .......................................      2,670,107           994,017
    *Dogus Otomotiv Servis ve Ticaret A.S. ..........................        784,916         1,686,867
     Eczacibasi Yatirim Holding Ortakligi A.S. ......................        444,200         1,217,139
     EGE Seramik Sanayi ve Ticaret A.S. .............................        897,041           973,347
     EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
        ve Ticaret A.S. .............................................      2,374,545         2,907,859
     Enka Insaat ve Sanayi A.S. .....................................             --                 1


                                      1388

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TURKEY -- (Continued)
     Eregli Demir ve Celik Fabrikalari T.A.S. .......................      9,603,111   $    19,804,158
     Gentas Genel Metal Sanayi ve Ticaret A.S. ......................        600,898           566,115
    *Global Yatirim Holding A.S. ....................................      3,131,327         1,940,692
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S. ...........          3,045           101,981
     Goodyear Lastikleri T.A.S. .....................................        123,686         3,703,590
    *GSD Holding A.S. ...............................................      2,782,270         1,111,946
    *Gunes Sigorta A.S. .............................................        480,743           516,259
     Haci Omer Sabanci Holding A.S. .................................             --                 1
    *Hurriyet Gazetecilik ve Matbaacilik A.S. .......................      2,245,783         1,164,685
    *Ihlas EV Aletleri A.S. .........................................             --                --
    *Ihlas Holding A.S. .............................................      6,486,892         3,144,493
    *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. ....................        741,246         1,392,954
    *Is Finansal Kiralama A.S. ......................................      1,382,146           792,063
     Is Yatirim Menkul Degerler A.S. ................................        391,075           323,228
    *Isiklar Yatirim Holding A.S. ...................................      1,527,068           799,347
     Ittifak Holding A.S. ...........................................         92,228           360,109
    *Izmir Demir Celik Sanayi A.S. ..................................      1,579,364         3,245,657
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A ....      2,360,622         1,612,879
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B ....      1,171,069           982,700
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D ....      7,255,064         3,353,930
     Koc Holding A.S. Series B ......................................      7,898,158        28,074,613
     Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S    1,190,352         2,925,188
    *Koza Anadolu Metal Madencilik Isletmeleri A.S. .................      1,404,798         3,231,536
    *Marshall Boya ve Vernik A.S. ...................................              1                22
    *Marti Otel Isletmeleri A.S. ....................................             --                --
    *Menderes Tekstil Sanayi ve Ticaret A.S. ........................        619,367           296,855
     Net Turizm Ticaret ve Sanayi A.S. ..............................      2,364,089         1,134,216
     Netas Telekomunikasyon A.S. ....................................         50,899         4,294,950
    *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S. .........        145,574           313,326
    *Petkim Petrokimya Holding A.S. .................................      4,417,470         6,034,896
     Pinar Entegre Et ve Un Sanayi A.S. .............................        270,197           923,845
     Pinar SUT Mamulleri Sanayii A.S. ...............................        194,424         1,685,042
    *Raks Elektronik Sanayi ve Ticaret A.S. .........................          5,859             2,617
    *Sabah Yayincilik A.S. ..........................................         31,938            68,629
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S. ............        683,167         1,609,578
     Sekerbank T.A.S. ...............................................      4,910,715         2,761,925
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ......................      1,175,867         1,112,408
     Soda Sanayii A.S. ..............................................        646,809         1,248,639
    *Tekfen Holding A.S. ............................................      1,568,707         5,369,043
    *Tekstil Bankasi A.S. ...........................................        795,952           318,119
     Tofas Turk Otomobil Fabrikasi A.S. .............................              1                 3
     Trakya Cam Sanayii A.S. ........................................      2,389,567         3,829,818
     Turcas Petrol A.S. .............................................        774,166         1,268,016
    *Turk Hava Yollari A.S. .........................................      5,755,552         8,305,332
     Turkiye Garanti Bankasi A.S. ...................................             --                 1
     Turkiye Is Bankasi A.S. ........................................     19,868,145        46,178,521
     Turkiye Sinai Kalkinma Bankasi A.S. ............................      4,187,333         4,681,081
     Turkiye Sise ve Cam Fabrikalari A.S. ...........................      5,247,071        10,017,809
     Turkiye Vakiflar Bankasi T.A.O .................................      9,344,387        15,878,672
     Ulker Biskuvi Sanayi A.S. ......................................      1,364,998         4,329,499
    *Uzel Makina Sanayii A.S. .......................................        275,043           121,315
     Vestel Beyaz Esya Sanayi ve Ticaret A.S. .......................        734,575           846,555
    *Vestel Elektronik Sanayi ve Ticaret A.S. .......................      1,113,983         1,311,971
    *Yapi ve Kredi Bankasi A.S. .....................................        958,661         1,791,996
                                                                                       ---------------
TOTAL TURKEY ........................................................                      258,818,491
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                   13,161,482,054
                                                                                       ---------------
PREFERRED STOCKS -- (4.9%)
BRAZIL -- (4.9%)
     Alpargatas SA ..................................................        683,200         4,536,494
     Banco Alfa de Investimento SA ..................................         61,726           200,978


                                      1389

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Banco Cruzeiro do Sul SA .......................................          5,100   $        40,994
     Banco Daycoval SA ..............................................        564,248         3,109,058
     Banco do Estado do Rio Grande do Sul SA ........................      1,273,933        13,445,360
     Banco Industrial e Comercial SA ................................      1,218,000         5,547,811
    *Banco Panamericano SA ..........................................      1,150,400         5,112,591
    #Braskem SA Preferred A Sponsored ADR ...........................        406,359         7,330,716
    *Braskem SA Preferred Series A ..................................      1,479,200        13,328,610
     Cia Brasileira de Distribuicao Grupo Pao de Acucar SA ..........         71,221         2,756,581
    #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA
        Sponsored ADR Series A ......................................         90,768         3,557,198
     Cia de Tecidos Norte de Minas - Coteminas SA ...................        901,775         1,911,909
     Cia Ferro Ligas da Bahia - Ferbasa .............................        733,234         4,416,017
     Confab Industrial SA ...........................................      2,986,607         9,202,406
     Eucatex SA Industria e Comercio SA .............................         89,888           356,547
     Financeira Alfa SA Credito Financiamento e Investimentos .......         36,400            72,298
    *Forjas Taurus SA ...............................................        916,590           955,643
     Gerdau SA ......................................................      2,445,084        22,060,373
    #Gerdau SA Sponsored ADR ........................................      6,582,102        59,370,560
     Inepar SA Industria e Construcoes ..............................      1,129,808         1,961,049
    *Klabin SA ......................................................      8,324,943        30,596,960
     Mangels Industrial SA ..........................................          3,600            11,742
     Marcopolo SA ...................................................      2,237,260        10,112,204
     Metalurgica Gerdau SA ..........................................      2,409,500        27,142,575
     Parana Banco SA ................................................        116,200           669,376
    *Petroleo Brasileiro SA .........................................      2,656,900        33,241,234
    #Petroleo Brasileiro SA ADR .....................................     14,314,698       362,018,712
     Suzano Papel e Celullose SA ....................................      2,981,974        14,989,333
     Telemar Norte Leste SA Preferred Series A ......................        566,358        15,445,078
    #Ultrapar Participacoes SA Sponsored ADR ........................        559,978         9,945,209
    *Unipar Participacoes SA Preferred Series B .....................      8,924,136         1,819,290
     Universo Online SA .............................................        455,300         5,001,577
     Usinas Siderurgicas de Minas Gerais SA Perferred Series A ......      8,735,599        61,108,742
    *Vale SA Series B ...............................................        239,144                --
     Whirlpool SA ...................................................         71,500           141,597
                                                                                       ---------------
TOTAL BRAZIL ........................................................                      731,516,822
                                                                                       ---------------
INDIA -- (0.0%)
    *JSW ISPAT Steel, Ltd. ..........................................      1,309,928           124,022
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *Malayan United Industries Berhad Series A2 .....................      1,526,067            82,073
    *TA Global Berhad ...............................................      8,465,880           741,130
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                          823,203
                                                                                       ---------------
TOTAL PREFERRED STOCKS ..............................................                      732,464,047
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12 ..............      1,031,456                --
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *Sunway Berhad Warrants 08/17/16 ................................            909               167
                                                                                       ---------------
SOUTH KOREA -- (0.0%)
    *Hanjin Shipping Co., Ltd. Rights 11/03/11 ......................        255,305           829,361
    *Woori Investment & Securities Co., Ltd. Rights 11/22/11 ........        386,064           836,089
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                        1,665,450
                                                                                       ---------------
THAILAND -- (0.0%)
    *Erawan Group PCL (Foreign) Warrants 12/17/13 ...................        428,895             5,300


                                      1390

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
    *Rojana Industrial Park PCL (Foreign) Warrants 12/30/16 .........        107,500   $         9,439
                                                                                       ---------------
TOTAL THAILAND ......................................................                           14,739
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                        1,680,356
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                            AMOUNT          VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@DFA Short Term Investment Fund ..................................    975,164,009       975,164,009
      @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31,
        valued at $615,910) to be repurchased at $603,835 ...........   $        604           603,833
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      975,767,842
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $14,542,174,907) ...........................................                  $14,871,394,299
                                                                                       ===============


                                      1391

                       U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (13.1%)
    *1-800-FLOWERS.COM, Inc. Class A ................................          1,800   $         5,130
    *99 Cents Only Stores ...........................................          3,700            80,660
     A.H. Belo Corp. Class A ........................................            900             4,500
     Aaron's, Inc. ..................................................          3,868           103,508
    #Abercrombie & Fitch Co. ........................................          3,100           230,640
    *AC Moore Arts & Crafts, Inc. ...................................          1,200             1,896
     Advance Auto Parts, Inc. .......................................            400            26,028
   #*Aeropostale, Inc. ..............................................          1,200            16,392
    *AFC Enterprises, Inc. ..........................................            500             6,855
   #*Amazon.com, Inc. ...............................................          2,000           427,020
     Ambassadors Group, Inc. ........................................          1,110             5,506
    *AMC Networks, Inc. Class A .....................................            475            15,495
   #*American Apparel, Inc. .........................................          2,300             2,001
    *American Axle & Manufacturing Holdings, Inc. ...................          2,900            28,101
     American Eagle Outfitters, Inc. ................................         10,957           143,865
    *American Public Education, Inc. ................................            400            14,324
    *America's Car-Mart, Inc. .......................................            700            23,366
   #*Amerigon, Inc. .................................................          1,100            16,874
    *ANN, INC. ......................................................          2,885            76,856
    *Apollo Group, Inc. Class A .....................................            800            37,880
     Arbitron, Inc. .................................................            800            31,784
    *Archipelago Learning, Inc. .....................................          1,149            11,708
    *Arctic Cat, Inc. ...............................................            900            18,279
    *Asbury Automotive Group, Inc. ..................................          1,700            31,705
    *Ascena Retail Group, Inc. ......................................          4,140           119,646
    *Ascent Capital Group, Inc. Class A .............................            800            36,392
    *Audiovox Corp. Class A .........................................          1,200             8,532
    #Autoliv, Inc. ..................................................          1,600            92,432
    *AutoNation, Inc. ...............................................          2,300            89,562
   #*AutoZone, Inc. .................................................            400           129,436
    *Ballantyne Strong, Inc. ........................................            600             2,232
    #Barnes & Noble, Inc. ...........................................          3,100            38,037
     Bassett Furniture Industries, Inc. .............................            600             4,530
   #*Beazer Homes USA, Inc. .........................................          1,800             3,870
     bebe stores, Inc. ..............................................          4,600            33,028
    *Bed Bath & Beyond, Inc. ........................................          1,550            95,852
     Belo Corp. Class A .............................................          4,500            28,530
    *Benihana, Inc. Class A .........................................            600             5,784
    #Best Buy Co., Inc. .............................................         10,211           267,835
     Big 5 Sporting Goods Corp. .....................................          1,300            10,049
    *Big Lots, Inc. .................................................          2,000            75,380
    *Biglari Holdings, Inc. .........................................             75            25,884
   #*Blue Nile, Inc. ................................................            400            18,052
    *Bluegreen Corp. ................................................          1,400             3,164
     Blyth, Inc. ....................................................            375            20,936
     Bob Evans Farms, Inc. ..........................................          1,600            52,640
    #Bon-Ton Stores, Inc. (The) .....................................            800             4,224
    #Books-A-Million, Inc. ..........................................            600             1,332
   #*BorgWarner, Inc. ...............................................          1,400           107,086
   #*Bridgepoint Education, Inc. ....................................          2,600            56,342
    #Brown Shoe Co., Inc. ...........................................          2,300            20,493
   #*Brunswick Corp. ................................................          1,176            20,768
    #Buckle, Inc. ...................................................          1,500            66,840
    *Build-A-Bear-Workshop, Inc. ....................................          1,000             6,550
    *Cabela's, Inc. .................................................          3,800            94,696
     Cablevision Systems Corp. ......................................          2,100            30,387
    *Cache, Inc. ....................................................            438             2,304
     Callaway Golf Co. ..............................................          3,350            19,464

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Cambium Learning Group, Inc. ...................................          2,167   $         7,151
    *Capella Education Co. ..........................................            300            10,443
    *Career Education Corp. .........................................          4,300            69,359
    *Caribou Coffee Co., Inc. .......................................          1,093            14,919
   #*CarMax, Inc. ...................................................          3,471           104,338
    *Carmike Cinemas, Inc. ..........................................            200             1,296
     Carnival Corp. .................................................          7,560           266,188
     Carriage Services, Inc. ........................................          1,100             6,556
    *Carrols Restaurant Group, Inc. .................................          1,200            11,208
    *Carter's, Inc. .................................................          2,602            99,110
    *Casual Male Retail Group, Inc. .................................          2,800            11,620
     Cato Corp. Class A .............................................          1,500            38,445
    *Cavco Industries, Inc. .........................................            400            18,012
     CBS Corp. Class A ..............................................          1,300            34,281
     CBS Corp. Class B ..............................................         11,757           303,448
     CEC Entertainment, Inc. ........................................            900            28,458
    *Charming Shoppes, Inc. .........................................          5,360            18,599
    *Charter Communications, Inc. Class A ...........................            600            27,564
   #*Cheesecake Factory, Inc. .......................................          3,500            97,965
    #Cherokee, Inc. .................................................            200             2,628
     Chico's FAS, Inc. ..............................................          8,992           111,141
   #*Children's Place Retail Stores, Inc. (The) .....................          1,300            61,035
    *Chipotle Mexican Grill, Inc. ...................................            200            67,224
     Choice Hotels International, Inc. ..............................          1,400            50,106
     Christopher & Banks Corp. ......................................          2,200             7,326
     Cinemark Holdings, Inc. ........................................          6,700           138,489
   #*Citi Trends, Inc. ..............................................            400             4,956
    *Clear Channel Outdoor Holdings, Inc. Class A ...................          1,200            13,200
     Coach, Inc. ....................................................          1,100            71,577
   #*Coinstar, Inc. .................................................          1,400            66,836
    *Coldwater Creek, Inc. ..........................................          2,900             3,045
    *Collective Brands, Inc. ........................................          3,100            45,291
     Collectors Universe, Inc. ......................................            300             4,638
     Columbia Sportswear Co. ........................................          1,400            75,236
     Comcast Corp. Class A ..........................................         38,037           891,968
     Comcast Corp. Special Class A ..................................         15,144           348,312
    *Conn's, Inc. ...................................................          1,689            15,556
     Cooper Tire & Rubber Co. .......................................          3,000            42,990
   #*Corinthian Colleges, Inc. ......................................          1,500             2,865
    *Cost Plus, Inc. ................................................          1,300            10,257
    #CPI Corp. ......................................................            200             1,194
     Cracker Barrel Old Country Store, Inc. .........................          1,000            42,390
    *Crocs, Inc. ....................................................          4,000            70,680
    *Crown Media Holdings, Inc. .....................................            700             1,106
     CSS Industries, Inc. ...........................................            200             4,216
    *Culp, Inc. .....................................................            600             5,148
    *Cumulus Media, Inc. ............................................          1,600             4,816
     D.R. Horton, Inc. ..............................................         17,276           192,282
    *Dana Holding Corp. .............................................          7,500           106,050
     Darden Restaurants, Inc. .......................................          1,000            47,880
    *Deckers Outdoor Corp. ..........................................            600            69,144
    *dELiA*s, Inc. ..................................................          1,100             1,540
    *Delta Apparel, Inc. ............................................            600            10,806
     Destination Maternity Corp. ....................................            800            13,256
     DeVry, Inc. ....................................................          3,500           131,880
    *Dick's Sporting Goods, Inc. ....................................            700            27,363
    #Dillard's, Inc. Class A ........................................          3,700           190,661
    *DineEquity, Inc. ...............................................          1,000            46,960
    *DIRECTV Class A ................................................          2,500           113,650
   #*Discovery Communications, Inc. Class A .........................          1,200            52,152
    *Discovery Communications, Inc. Class B .........................            100             4,269

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Discovery Communications, Inc. Class C .........................          1,300   $        51,441
    *DISH Network Corp. .............................................          1,400            33,838
    *Dixie Group, Inc. (The) ........................................            200               626
    *Dolan Co. ......................................................          1,600            14,000
   #*Dollar General Corp. ...........................................          1,267            50,249
    *Dollar Tree, Inc. ..............................................            500            39,980
    *Domino's Pizza, Inc. ...........................................          2,600            83,278
    *Dorman Products, Inc. ..........................................          1,050            40,016
    *Dreams, Inc. ...................................................            900             1,674
   #*DreamWorks Animation SKG, Inc. Class A .........................          3,900            72,345
    #Drew Industries, Inc. ..........................................          1,100            26,433
     DSW, Inc. Class A ..............................................          2,105           110,176
    *E.W. Scripps Co. Class A (The) .................................          2,533            21,125
    *Eastman Kodak Co. ..............................................          6,329             7,025
   #*Education Management Corp. .....................................          2,052            40,753
     Einstein Noah Restaurant Group, Inc. ...........................          1,008            14,838
    *Emerson Radio Corp. ............................................          1,100             1,870
    *Entercom Communications Corp. Class A ..........................          1,500             9,840
    *Entravision Communications Corp. ...............................          1,450             2,393
     Escalade, Inc. .................................................            350             1,880
    #Ethan Allen Interiors, Inc. ....................................          1,800            35,640
    *Exide Technologies .............................................          3,247            14,612
    *Express, Inc. ..................................................          1,600            36,144
     Family Dollar Stores, Inc. .....................................            900            52,767
    *Famous Dave's of America, Inc. .................................            600             5,244
    *Federal-Mogul Corp. ............................................          3,928            66,226
     Finish Line, Inc. Class A (The) ................................          2,700            54,270
    *Fisher Communications, Inc. ....................................            400            11,616
     Foot Locker, Inc. ..............................................          9,082           198,533
   #*Ford Motor Co. .................................................         11,575           135,196
    *Fossil, Inc. ...................................................          1,800           186,588
     Fred's, Inc. Class A ...........................................          2,900            35,351
    *Fuel Systems Solutions, Inc. ...................................          1,000            23,340
    *Furniture Brands International, Inc. ...........................          3,000             5,730
     Gaiam, Inc. ....................................................            520             2,012
   #*GameStop Corp. Class A .........................................          9,000           230,130
     Gaming Partners International Corp. ............................            400             2,696
     Gannett Co., Inc. ..............................................         14,200           165,998
    #Gap, Inc. ......................................................          5,887           111,264
    #Garmin, Ltd. ...................................................          6,006           206,546
    *Gaylord Entertainment Co. ......................................          1,350            31,577
    *Geeknet, Inc. ..................................................            200             3,894
    *General Motors Co. .............................................            231             5,971
    *Genesco, Inc. ..................................................          1,400            82,516
     Gentex Corp. ...................................................          2,100            63,252
     Genuine Parts Co. ..............................................          3,594           206,403
    *G-III Apparel Group, Ltd. ......................................          1,000            28,190
    *Goodyear Tire & Rubber Co. .....................................          7,000           100,520
    *Gordmans Stores, Inc. ..........................................            695             9,716
    *Grand Canyon Education, Inc. ...................................            700            11,417
    *Gray Television, Inc. ..........................................          2,800             5,320
    *Great Wolf Resorts, Inc. .......................................          1,500             3,690
     Group 1 Automotive, Inc. .......................................          1,600            72,896
     Guess?, Inc. ...................................................          1,744            57,535
    #H&R Block, Inc. ................................................          1,900            29,051
    *Hanesbrands, Inc. ..............................................          2,600            68,562
    #Harley-Davidson, Inc. ..........................................          2,300            89,470
     Harman International Industries, Inc. ..........................          3,500           151,060
     Harte-Hanks, Inc. ..............................................          3,500            30,730
    #Hasbro, Inc. ...................................................            800            30,448
     Haverty Furniture Cos., Inc. ...................................            800             9,296

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Heelys, Inc. ...................................................            509   $         1,013
    *Helen of Troy, Ltd. ............................................          1,800            52,074
   #*hhgregg, Inc. ..................................................          2,062            26,291
   #*Hibbett Sporting Goods, Inc. ...................................            800            32,952
     Hillenbrand, Inc. ..............................................          3,200            67,552
     Home Depot, Inc. ...............................................          9,700           347,260
     Hooker Furniture Corp. .........................................            500             4,850
     Hot Topic, Inc. ................................................          2,372            17,932
   #*Hovnanian Enterprises, Inc. ....................................          1,964             2,828
    *HSN, Inc. ......................................................          2,400            85,608
   #*Hyatt Hotels Corp. Class A .....................................          1,580            58,760
    *Iconix Brand Group, Inc. .......................................          4,100            73,595
     International Speedway Corp. Class A ...........................          1,800            42,948
     Interpublic Group of Cos., Inc. (The) ..........................         12,000           113,760
    *Interval Leisure Group, Inc. ...................................          3,089            42,659
    *iRobot Corp. ...................................................          1,061            35,925
   #*ITT Educational Services, Inc. .................................            400            24,784
    #J.C. Penney Co., Inc. ..........................................          7,240           232,259
    *Jack in the Box, Inc. ..........................................          2,400            49,392
     JAKKS Pacific, Inc. ............................................            600            11,382
    #Johnson Controls, Inc. .........................................          6,997           230,411
    *Johnson Outdoors, Inc. Class A .................................             75             1,394
     Jones Group, Inc. (The) ........................................          4,500            50,265
    *Jos. A. Bank Clothiers, Inc. ...................................          1,580            84,435
    *Journal Communications, Inc. ...................................          2,200             8,492
    *K12, Inc. ......................................................          1,100            38,555
     KB Home ........................................................          2,200            15,334
    *Kenneth Cole Productions, Inc. Class A .........................            500             5,380
    *Kirkland's, Inc. ...............................................            700             7,868
    *Knology, Inc. ..................................................          1,600            22,928
     Kohl's Corp. ...................................................          3,895           206,474
    *Krispy Kreme Doughnuts, Inc. ...................................          2,500            17,650
   #*K-Swiss, Inc. Class A ..........................................          1,400             6,300
     Lacrosse Footwear, Inc. ........................................            300             3,840
    *Lakeland Industries, Inc. ......................................            300             2,256
   #*Lamar Advertising Co. Class A ..................................            300             6,747
    *La-Z-Boy, Inc. .................................................          2,900            29,464
    *Leapfrog Enterprises, Inc. .....................................          2,700            10,071
     Lear Corp. .....................................................          3,594           168,595
    *Learning Tree International, Inc. ..............................            700             5,565
   #*Lee Enterprises, Inc. ..........................................          1,700             1,207
    #Leggett & Platt, Inc. ..........................................          7,101           155,512
    #Lennar Corp. Class A ...........................................          9,100           150,514
     Lennar Corp. Class B Voting ....................................          1,400            17,822
   #*Libbey, Inc. ...................................................            900            11,394
    *Liberty Global, Inc. Class A ...................................          2,326            93,459
    *Liberty Global, Inc. Class C ...................................          3,400           130,458
    *Liberty Interactive Corp. Class A ..............................         22,672           372,501
    *Liberty Interactive Corp. Class B ..............................             60               989
    *Liberty Media Corp. - Liberty Capital Class A ..................          2,800           215,096
    *Liberty Media Corp. - Liberty Capital Class B ..................             49             3,800
    *Liberty Media Corp. - Liberty Starz Class A ....................          2,930           200,119
    *Liberty Media Corp. - Liberty Starz Class B ....................             44             3,023
   #*Life Time Fitness, Inc. ........................................          2,100            90,573
     Lifetime Brands, Inc. ..........................................            600             7,338
     Limited Brands, Inc. ...........................................          2,500           106,775
    *LIN TV Corp. Class A ...........................................          2,000             6,240
     Lincoln Educational Services Corp. .............................          1,400            13,090
     Lithia Motors, Inc. Class A ....................................          1,400            28,798
    *LKQ Corp. ......................................................          4,600           134,228
     Lowe's Cos., Inc. ..............................................         25,713           540,487

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Luby's, Inc. ...................................................          1,750   $         8,453
   #*Lululemon Athletica, Inc. ......................................            600            33,888
    *M/I Homes, Inc. ................................................          1,000             7,470
     Mac-Gray Corp. .................................................            700             9,716
     Macy's, Inc. ...................................................         10,000           305,300
    *Madison Square Garden Co. (The) ................................          3,069            81,114
    *Maidenform Brands, Inc. ........................................          1,100            27,038
     Marcus Corp. ...................................................          1,100            13,112
   #*Marine Products Corp. ..........................................          1,727             9,550
    *MarineMax, Inc. ................................................          1,504            12,243
    #Marriott International, Inc. Class A ...........................          2,103            66,245
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................          1,300             5,031
     Mattel, Inc. ...................................................          3,534            99,800
     Matthews International Corp. Class A ...........................          1,800            63,252
    *McClatchy Co. (The) ............................................          3,000             4,710
     McGraw-Hill Cos., Inc. .........................................          1,840            78,200
    #MDC Holdings, Inc. .............................................          2,300            51,520
   #*Media General, Inc. Class A ....................................          1,200             3,624
     Men's Wearhouse, Inc. (The) ....................................          2,900            89,552
    #Meredith Corp. .................................................          2,000            53,660
    *Meritage Homes Corp. ...........................................          1,800            31,950
    *Midas, Inc. ....................................................            400             3,648
    *Modine Manufacturing Co. .......................................          2,200            23,254
    *Mohawk Industries, Inc. ........................................          3,072           161,741
    #Monro Muffler Brake, Inc. ......................................          1,450            53,781
    *Morgans Hotel Group Co. ........................................            915             5,957
     Morningstar, Inc. ..............................................          1,514            89,281
    *Motorcar Parts of America, Inc. ................................            900             8,928
     Movado Group, Inc. .............................................          1,000            16,730
    *Nathan's Famous, Inc. ..........................................            200             3,774
     National CineMedia, Inc. .......................................          1,601            19,372
    *Nautilus, Inc. .................................................          1,901             3,840
    *Navarre Corp. ..................................................            600               924
   #*Netflix, Inc. ..................................................            500            41,040
    *New York & Co., Inc. ...........................................          3,400             9,078
    *New York Times Co. Class A (The) ...............................          8,100            61,722
     Newell Rubbermaid, Inc. ........................................          6,965           103,082
    #News Corp. Class A .............................................         36,069           631,929
     News Corp. Class B .............................................          9,100           162,435
    *Nexstar Broadcasting Group, Inc. ...............................            600             5,460
     NIKE, Inc. Class B .............................................          1,104           106,370
     Nordstrom, Inc. ................................................          2,050           103,915
    #Nutrisystem, Inc. ..............................................            625             7,725
    *NVR, Inc. ......................................................            300           192,825
   #*O'Charley's, Inc. ..............................................          1,000             6,210
    *Office Depot, Inc. .............................................         12,412            28,423
    *OfficeMax, Inc. ................................................          3,700            18,944
    #Omnicom Group, Inc. ............................................          1,682            74,815
    *Orbitz Worldwide, Inc. .........................................          2,505             4,734
    *O'Reilly Automotive, Inc. ......................................          4,417           335,913
    *Orient-Express Hotels, Ltd. Class A ............................          5,600            47,768
     Outdoor Channel Holdings, Inc. .................................          1,300             9,711
    *Overstock.com, Inc. ............................................            600             4,980
     Oxford Industries, Inc. ........................................          1,000            39,500
    *Pacific Sunwear of California, Inc. ............................          3,600             4,500
   #*Panera Bread Co. Class A .......................................            400            53,476
    *Papa John's International, Inc. ................................          1,100            37,136
   #*Peet's Coffee & Tea, Inc. ......................................            700            44,604
    #Penske Automotive Group, Inc. ..................................          6,196           126,336
    #Pep Boys - Manny, Moe & Jack (The) .............................          3,000            34,500
    *Perry Ellis International, Inc. ................................            800            20,080

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #PetMed Express, Inc. ...........................................            483   $         4,816
    #PetSmart, Inc. .................................................          1,100            51,645
   #*Pier 1 Imports, Inc. ...........................................          5,300            66,303
     Polaris Industries, Inc. .......................................          1,000            63,340
     Pool Corp. .....................................................          1,000            29,220
   #*Priceline.com, Inc. ............................................            200           101,544
    *Princeton Review, Inc. .........................................            169                26
   #*Pulte Group, Inc. ..............................................         10,605            54,934
    #PVH Corp. ......................................................          2,300           171,143
    *Quiksilver, Inc. ...............................................          8,102            27,142
     R.G. Barry Corp. ...............................................            500             5,555
   #*Radio One, Inc. Class D ........................................          1,800             2,358
    *RadioShack Corp. ...............................................          5,500            65,505
    #Ralph Lauren Corp. .............................................            600            95,274
    *Red Lion Hotels Corp. ..........................................          1,300             9,035
    *Red Robin Gourmet Burgers, Inc. ................................          1,000            25,070
    #Regal Entertainment Group ......................................          2,600            37,544
     Regis Corp. ....................................................          2,700            44,172
     Rent-A-Center, Inc. ............................................          3,800           129,770
    *Rentrak Corp. ..................................................            100             1,366
    *Rocky Brands, Inc. .............................................            402             4,261
     Ross Stores, Inc. ..............................................          1,150           100,890
    #Royal Caribbean Cruises, Ltd. ..................................          8,171           242,842
    *Ruby Tuesday, Inc. .............................................          3,000            25,170
   #*Rue21, Inc. ....................................................            450            11,988
    *Ruth's Hospitality Group, Inc. .................................          1,863             8,793
    #Ryland Group, Inc. (The) .......................................          2,500            33,750
   #*Saks, Inc. .....................................................          8,800            93,016
    *Sally Beauty Holdings, Inc. ....................................          4,600            88,274
     Scholastic Corp. ...............................................            500            13,425
     Scripps Networks Interactive, Inc. .............................          1,250            53,100
   #*Sears Holdings Corp. ...........................................          3,100           242,358
    *Select Comfort Corp. ...........................................          1,476            30,657
     Service Corp. International ....................................         14,420           144,200
     Shiloh Industries, Inc. ........................................            800             6,320
    *Shoe Carnival, Inc. ............................................            800            21,832
   #*Shutterfly, Inc. ...............................................          1,500            62,505
    *Signet Jewelers, Ltd. ADR ......................................          4,500           193,995
     Sinclair Broadcast Group, Inc. Class A .........................            500             4,790
   #*SIRIUS XM Radio, Inc. ..........................................          2,500             4,475
     Six Flags Entertainment Corp. ..................................          2,832           101,669
   #*Skechers U.S.A., Inc. Class A ..................................          2,000            28,520
     Skyline Corp. ..................................................            400             2,704
    *Smith & Wesson Holding Corp. ...................................          2,618             7,749
    #Sonic Automotive, Inc. Class A .................................          2,400            35,208
    *Sonic Corp. ....................................................          1,610            11,930
     Sotheby's ......................................................          1,600            56,352
     Spartan Motors, Inc. ...........................................          1,900             9,310
    #Speedway Motorsports, Inc. .....................................          2,200            28,600
     Stage Stores, Inc. .............................................            800            12,504
     Standard Motor Products, Inc. ..................................          1,100            17,105
   #*Standard Pacific Corp. .........................................          7,452            22,654
    *Stanley Furniture Co., Inc. ....................................            661             2,042
     Staples, Inc. ..................................................         18,487           276,566
     Starbucks Corp. ................................................          3,100           131,254
    *Starwood Hotels & Resorts Worldwide, Inc. ......................          1,100            55,121
    *Stein Mart, Inc. ...............................................          2,216            16,066
    *Steiner Leisure, Ltd. ..........................................            800            38,544
    *Steinway Musical Instruments, Inc. .............................            600            15,120
    *Steven Madden, Ltd. ............................................          2,000            73,800
     Stewart Enterprises, Inc. Class A ..............................          2,700            17,388

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Stoneridge, Inc. ...............................................            768   $         6,044
    #Strayer Education, Inc. ........................................            300            25,563
     Sturm Ruger & Co., Inc. ........................................          1,200            36,384
     Superior Industries International, Inc. ........................          1,800            32,922
    *Systemax, Inc. .................................................          1,714            25,933
   #*Talbots, Inc. ..................................................            249               655
     Target Corp. ...................................................          6,140           336,165
   #*Tempur-Pedic International, Inc. ...............................          1,107            75,342
    *Tenneco, Inc. ..................................................          1,672            54,708
   #*Tesla Motors, Inc. .............................................          1,730            50,810
    #Texas Roadhouse, Inc. ..........................................          4,256            60,988
     Thor Industries, Inc. ..........................................          2,225            58,829
     Tiffany & Co. ..................................................          1,200            95,676
     Time Warner Cable, Inc. ........................................          7,628           485,827
     Time Warner, Inc. ..............................................         22,700           794,273
     TJX Cos., Inc. (The) ...........................................          1,000            58,930
    *Toll Brothers, Inc. ............................................          9,870           172,133
   #*Town Sports International Holdings, Inc. .......................            600             5,208
     Tractor Supply Co. .............................................          1,000            70,940
    *Trans World Entertainment Corp. ................................            100               199
    *True Religion Apparel, Inc. ....................................          1,800            61,056
    *TRW Automotive Holdings Corp. ..................................          3,450           145,245
    *Tuesday Morning Corp. ..........................................          1,700             6,154
     Tupperware Brands Corp. ........................................          1,550            87,637
    *Ulta Salon Cosmetics & Fragrance, Inc. .........................          2,600           174,954
   #*Under Armour, Inc. Class A .....................................          1,000            84,410
    *Unifi, Inc. ....................................................          1,100             8,525
    *Universal Electronics, Inc. ....................................            700            13,013
    *Universal Technical Institute, Inc. ............................          1,292            18,450
   #*Urban Outfitters, Inc. .........................................          1,400            38,150
    *US Auto Parts Network, Inc. ....................................          1,256             7,034
     V.F. Corp. .....................................................          3,502           484,046
    #Vail Resorts, Inc. .............................................          2,000            89,120
   #*Valassis Communications, Inc. ..................................          2,500            48,825
     Value Line, Inc. ...............................................            213             2,686
    *Valuevision Media, Inc. Class A ................................          2,100             6,888
     Viacom, Inc. Class A ...........................................            300            16,032
     Viacom, Inc. Class B ...........................................          4,757           208,594
    #Virgin Media, Inc. .............................................          1,564            38,130
    *Visteon Corp. ..................................................          2,800           155,736
    *Vitamin Shoppe, Inc. ...........................................          1,400            52,794
    *WABCO Holdings, Inc. ...........................................          1,500            75,315
     Walt Disney Co. (The) ..........................................         36,326         1,267,051
    *Warnaco Group, Inc. ............................................          2,000            98,200
    #Washington Post Co. Class B ....................................            500           170,080
    #Weight Watchers International, Inc. ............................            700            52,234
     Wendy's Co. (The) ..............................................         22,258           112,625
    *West Marine, Inc. ..............................................          1,300            11,817
    *Wet Seal, Inc. Class A (The) ...................................          5,000            20,950
     Weyco Group, Inc. ..............................................             47             1,114
    #Whirlpool Corp. ................................................          1,913            97,200
     Wiley (John) & Sons, Inc. Class A ..............................          1,750            83,230
     Wiley (John) & Sons, Inc. Class B ..............................             62             2,982
     Williams-Sonoma, Inc. ..........................................          1,074            40,318
     Winmark Corp. ..................................................            100             4,963
    *Winnebago Industries, Inc. .....................................          1,717            13,976
     Wolverine World Wide, Inc. .....................................          1,500            56,895
    #World Wrestling Entertainment, Inc. ............................            600             6,306
     Wyndham Worldwide Corp. ........................................          5,402           181,885
     Yum! Brands, Inc. ..............................................          1,200            64,284
   #*Zale Corp. .....................................................          2,100             7,749

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Zumiez, Inc. ...................................................          1,507   $        34,284
                                                                                       ---------------
Total Consumer Discretionary ........................................                       28,813,153
                                                                                       ---------------
Consumer Staples -- (4.8%)
     Alico, Inc. ....................................................            400             9,108
     Andersons, Inc. (The) ..........................................          1,200            44,304
     Avon Products, Inc. ............................................          2,600            47,528
     B&G Foods, Inc. ................................................          2,800            59,416
     Bunge, Ltd. ....................................................          5,430           335,411
   #*Calavo Growers, Inc. ...........................................            800            18,056
     Cal-Maine Foods, Inc. ..........................................          1,100            36,652
    #Campbell Soup Co. ..............................................          1,400            46,550
     Casey's General Stores, Inc. ...................................          1,880            93,154
    *Central Garden & Pet Co. .......................................            800             6,920
    *Central Garden & Pet Co. Class A ...............................          1,900            16,701
    *Chiquita Brands International, Inc. ............................          2,600            23,088
     Clorox Co. (The) ...............................................            913            61,116
     Coca-Cola Bottling Co. .........................................            416            23,346
     Coca-Cola Enterprises, Inc. ....................................         10,100           270,882
     Colgate-Palmolive Co. ..........................................          1,300           117,481
    #ConAgra Foods, Inc. ............................................         10,110           256,086
     Corn Products International, Inc. ..............................          4,478           217,183
     Costco Wholesale Corp. .........................................          3,827           318,598
     CVS Caremark Corp. .............................................         28,000         1,016,400
    *Darling International, Inc. ....................................          6,400            89,728
    *Dean Foods Co. .................................................          6,800            66,096
    #Diamond Foods, Inc. ............................................          1,200            78,900
    *Dole Food Co., Inc. ............................................          4,700            49,726
     Dr. Pepper Snapple Group, Inc. .................................          3,308           123,885
    *Elizabeth Arden, Inc. ..........................................          1,903            65,235
    *Energizer Holdings, Inc. .......................................          2,467           182,040
    *Estee Lauder Cos., Inc. ........................................            500            49,225
     Farmer Brothers Co. ............................................            900             5,265
    #Flowers Foods, Inc. ............................................          2,597            52,433
     Fresh Del Monte Produce, Inc. ..................................          3,566            90,790
     General Mills, Inc. ............................................          3,290           126,764
   #*Green Mountain Coffee Roasters, Inc. ...........................          1,050            68,271
    #H.J. Heinz Co. .................................................            900            48,096
    *Hain Celestial Group, Inc. (The) ...............................          2,400            80,544
    *Hansen Natural Corp. ...........................................            400            35,636
   #*Heckmann Corp. .................................................          6,376            38,192
     Herbalife, Ltd. ................................................          1,090            67,972
     Hershey Co. (The) ..............................................            800            45,784
    #Hormel Foods Corp. .............................................          7,300           215,131
    #Imperial Sugar Co. .............................................            581             3,933
     Ingles Markets, Inc. Class A ...................................            700            10,570
     Inter Parfums, Inc. ............................................          1,400            25,816
     J & J Snack Foods Corp. ........................................          1,200            61,884
     J.M. Smucker Co. ...............................................          3,049           234,834
    *John B. Sanfilippo & Son, Inc. .................................            200             1,720
     Kellogg Co. ....................................................            700            37,947
    #Kimberly-Clark Corp. ...........................................          1,573           109,654
     Kraft Foods, Inc. Class A ......................................         30,452         1,071,301
     Kroger Co. (The) ...............................................          5,900           136,762
    #Lancaster Colony Corp. .........................................            996            66,254
    *Lifeway Foods, Inc. ............................................            300             3,162
    *Mannatech, Inc. ................................................            400               244
     McCormick & Co., Inc. Non-Voting ...............................            700            33,992
     McCormick & Co., Inc. Voting ...................................             90             4,379
     Mead Johnson Nutrition Co. .....................................          1,183            84,999
   #*Medifast, Inc. .................................................            700            11,508

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
     Nash-Finch Co. .................................................            700   $        18,424
    *National Beverage Corp. ........................................          1,534            25,955
    #Nu Skin Enterprises, Inc. Class A ..............................          2,400           121,272
    *Nutraceutical International Corp. ..............................            500             6,900
     Oil-Dri Corp. of America .......................................            300             6,015
    *Omega Protein Corp. ............................................          1,400            15,162
    *Overhill Farms, Inc. ...........................................            500             1,935
    *Pantry, Inc. ...................................................          1,100            15,554
    *Parlux Fragrances, Inc. ........................................          1,302             4,375
     PepsiCo, Inc. ..................................................          5,711           359,507
    *Physicians Formula Holdings, Inc. ..............................            364             1,121
    *Prestige Brands Holdings, Inc. .................................          3,300            34,914
     PriceSmart, Inc. ...............................................          1,200            91,248
     Procter & Gamble Co. (The) .....................................         17,607         1,126,672
    *Ralcorp Holdings, Inc. .........................................          3,258           263,377
    *Reddy Ice Holdings, Inc. .......................................            800               888
    *Revlon, Inc. ...................................................          1,380            20,327
     Rocky Mountain Chocolate Factory, Inc. .........................            100               859
     Ruddick Corp. ..................................................          2,350           102,718
    #Safeway, Inc. ..................................................          8,959           173,536
    #Sanderson Farms, Inc. ..........................................          1,600            79,200
     Sara Lee Corp. .................................................          3,500            62,300
    *Schiff Nutrition International, Inc. ...........................          1,400            17,108
    *Seneca Foods Corp. Class A .....................................            500            10,525
    *Smart Balance, Inc. ............................................          3,454            22,624
    *Smithfield Foods, Inc. .........................................          7,400           169,164
     Snyders-Lance, Inc. ............................................          3,696            78,429
     Spartan Stores, Inc. ...........................................          1,210            20,715
    *Spectrum Brands Holdings, Inc. .................................          2,714            68,881
    #SUPERVALU, Inc. ................................................         11,600            93,032
    *Susser Holdings Corp. ..........................................          1,030            22,619
     Sysco Corp. ....................................................          2,200            60,984
    #Tootsie Roll Industries, Inc. ..................................          1,980            49,045
    *TreeHouse Foods, Inc. ..........................................          2,300           141,082
     Tyson Foods, Inc. Class A ......................................          7,600           146,680
    *United Natural Foods, Inc. .....................................          2,600            94,926
   #*USANA Health Sciences, Inc. ....................................            400            13,840
    #Walgreen Co. ...................................................          9,100           302,120
     WD-40 Co. ......................................................            900            39,618
     Weis Markets, Inc. .............................................          1,778            70,320
     Whole Foods Market, Inc. .......................................          1,100            79,332
    *Winn-Dixie Stores, Inc. ........................................          4,100            25,994
                                                                                       ---------------
Total Consumer Staples ..............................................                       10,555,949
                                                                                       ---------------
Energy -- (12.1%)
    *Adams Resources & Energy, Inc. .................................             99             2,346
     Alon USA Energy, Inc. ..........................................          1,930            14,668
   #*Alpha Natural Resources, Inc. ..................................          6,127           147,293
     Anadarko Petroleum Corp. .......................................          8,812           691,742
     Apache Corp. ...................................................          8,343           831,213
   #*Approach Resources, Inc. .......................................          1,700            41,497
     Arch Coal, Inc. ................................................          4,556            83,010
   #*ATP Oil & Gas Corp. ............................................            426             4,494
    *Atwood Oceanics, Inc. ..........................................          4,353           186,047
     Baker Hughes, Inc. .............................................          6,900           400,131
    *Basic Energy Services, Inc. ....................................          2,200            40,348
     Berry Petroleum Co. Class A ....................................          2,792            96,464
    *Bill Barrett Corp. .............................................          2,569           106,870
    *Bolt Technology Corp. ..........................................            600             6,048
   #*BPZ Resources, Inc. ............................................          2,600             7,774
    *Brigham Exploration Co. ........................................          1,800            65,547

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
     Bristow Group, Inc. ............................................          2,100   $       104,538
     Cabot Oil & Gas Corp. ..........................................          3,100           240,932
    *Cal Dive International, Inc. ...................................            588             1,317
    *Callon Petroleum Co. ...........................................          1,600             7,536
    *Cameron International Corp. ....................................          2,096           102,997
    #CARBO Ceramics, Inc. ...........................................            600            81,510
   #*Carrizo Oil & Gas, Inc. ........................................          2,006            54,563
   #*Cheniere Energy, Inc. ..........................................          1,071            12,274
     Chesapeake Energy Corp. ........................................         12,000           337,440
     Chevron Corp. ..................................................         39,387         4,137,604
    #Cimarex Energy Co. .............................................          2,442           156,288
    *Clayton Williams Energy, Inc. ..................................            700            45,738
   #*Clean Energy Fuels Corp. .......................................          4,200            49,644
    *Cloud Peak Energy, Inc. ........................................          3,300            75,735
    *Cobalt International Energy, Inc. ..............................          4,429            45,707
    *Complete Production Services, Inc. .............................          4,100           134,480
   #*Comstock Resources, Inc. .......................................          2,700            49,248
    *Concho Resources, Inc. .........................................          2,500           236,800
     ConocoPhillips .................................................         27,332         1,903,674
     Consol Energy, Inc. ............................................          1,800            76,968
    *Contango Oil & Gas Co. .........................................            800            51,472
   #*Continental Resources, Inc. ....................................            400            24,260
    *CREDO Petroleum Corp. ..........................................            600             5,790
    *Crimson Exploration, Inc. ......................................          1,900             5,662
     Crosstex Energy, Inc. ..........................................          2,700            35,181
    *CVR Energy, Inc. ...............................................          4,300           106,468
    *Dawson Geophysical Co. .........................................            500            14,450
     Delek US Holdings, Inc. ........................................          2,100            30,408
    *Denbury Resources, Inc. ........................................         13,263           208,229
     Devon Energy Corp. .............................................          8,680           563,766
     DHT Holdings, Inc. .............................................          2,100             3,360
    #Diamond Offshore Drilling, Inc. ................................          3,185           208,745
    *Double Eagle Petroleum Co. .....................................            600             5,328
    *Dresser-Rand Group, Inc. .......................................            800            38,720
    *Dril-Quip, Inc. ................................................          1,200            78,120
     El Paso Corp. ..................................................          6,800           170,068
   #*Endeavour International Corp. ..................................          1,236            11,470
     Energen Corp. ..................................................          1,258            61,717
    *Energy Partners, Ltd. ..........................................          2,600            37,284
    *ENGlobal Corp. .................................................          1,300             3,393
     EOG Resources, Inc. ............................................          5,371           480,329
     EQT Corp. ......................................................          1,300            82,550
    *Evolution Petroleum Corp. ......................................            900             6,219
    #EXCO Resources, Inc. ...........................................          1,950            24,590
    *Exterran Holdings, Inc. ........................................          3,361            31,930
     Exxon Mobil Corp. ..............................................         35,992         2,810,615
    *FMC Technologies, Inc. .........................................          1,600            71,712
    *Forest Oil Corp. ...............................................          1,000            11,660
   #*General Maritime Corp. .........................................          3,304               859
    *Geokinetics, Inc. ..............................................            900             2,943
   #*GeoResources, Inc. .............................................          1,500            39,810
    *Global Industries, Ltd. ........................................          3,200            25,440
   #*GMX Resources, Inc. ............................................          3,246             8,115
   #*Goodrich Petroleum Corp. .......................................            135             2,140
    *Green Plains Renewable Energy, Inc. ............................          2,000            20,920
     Gulf Island Fabrication, Inc. ..................................          1,000            27,850
    *Gulfmark Offshore, Inc. Class A ................................          1,628            67,709
    *Gulfport Energy Corp. ..........................................          2,200            68,508
     Halliburton Co. ................................................          6,116           228,494
    *Harvest Natural Resources, Inc. ................................          2,100            22,407
    *Helix Energy Solutions Group, Inc. .............................          6,200           111,972

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
     Helmerich & Payne, Inc. ........................................          3,600   $       191,448
    *Hercules Offshore, Inc. ........................................          7,048            26,712
     Hess Corp. .....................................................          5,812           363,599
     HollyFrontier Corp. ............................................         11,510           353,242
    *Hornbeck Offshore Services, Inc. ...............................          1,600            52,544
    *ION Geophysical Corp. ..........................................          4,800            36,576
   #*James River Coal Co. ...........................................          1,300            13,455
    *Key Energy Services, Inc. ......................................          8,300           107,319
    *Lone Pine Resources, Inc. ......................................            612             4,608
   #*Lucas Energy, Inc. .............................................            900             1,539
     Lufkin Industries, Inc. ........................................          1,250            73,863
     Marathon Oil Corp. .............................................         13,144           342,138
     Marathon Petroleum Corp. .......................................          5,872           210,805
    *Matrix Service Co. .............................................          1,700            18,054
    *McDermott International, Inc. ..................................          2,200            24,156
   #*McMoran Exploration Co. ........................................          4,756            57,928
    *Mitcham Industries, Inc. .......................................            500             7,290
     Murphy Oil Corp. ...............................................          4,698           260,128
    *Nabors Industries, Ltd. ........................................         11,295           207,037
     National Oilwell Varco, Inc. ...................................          8,651           617,076
    *Natural Gas Services Group, Inc. ...............................            700             9,632
    *Newfield Exploration Co. .......................................          4,020           161,845
    *Newpark Resources, Inc. ........................................          5,200            46,436
    #Noble Energy, Inc. .............................................          4,227           377,640
   #*Northern Oil & Gas, Inc. .......................................          2,700            65,259
   #*Oasis Petroleum, Inc. ..........................................          1,600            46,944
     Occidental Petroleum Corp. .....................................          7,550           701,697
    #Oceaneering International, Inc. ................................          3,948           165,145
    *Oil States International, Inc. .................................          2,900           201,869
    #Overseas Shipholding Group, Inc. ...............................          1,400            17,472
    *OYO Geospace Corp. .............................................            300            23,574
     Panhandle Oil & Gas, Inc. ......................................            500            16,660
    *Parker Drilling Co. ............................................          6,500            35,945
   #*Patriot Coal Corp. .............................................          5,200            65,312
     Patterson-UTI Energy, Inc. .....................................          8,055           163,678
     Peabody Energy Corp. ...........................................          2,800           121,436
     Penn Virginia Corp. ............................................          2,600            15,834
    *Petroleum Development Corp. ....................................          1,300            33,943
   #*PetroQuest Energy, Inc. ........................................          3,800            27,702
    *PHI, Inc. Non-Voting ...........................................            600            13,242
    *Pioneer Drilling Co. ...........................................          3,200            31,648
     Pioneer Natural Resources Co. ..................................          3,805           319,240
    *Plains Exploration & Production Co. ............................          5,153           162,320
    *PostRock Energy Corp. ..........................................            100               440
     QEP Resources, Inc. ............................................          5,900           209,745
   #*Quicksilver Resources, Inc. ....................................          9,302            71,625
    #Range Resources Corp. ..........................................          4,984           343,099
    *Rex Energy Corp. ...............................................          2,500            38,700
    *Rosetta Resources, Inc. ........................................          3,000           133,020
    *Rowan Cos., Inc. ...............................................          4,956           170,932
     RPC, Inc. ......................................................          5,550           103,064
   #*SandRidge Energy, Inc. .........................................         13,167           100,859
     SEACOR Holdings, Inc. ..........................................          1,500           127,725
    *SemGroup Corp. Class A .........................................          2,300            64,354
    #Ship Finance International, Ltd. ...............................          4,657            66,642
     SM Energy Co. ..................................................          3,224           267,302
     Southern Union Co. .............................................          3,300           138,699
    *Southwestern Energy Co. ........................................          2,278            95,767
     Spectra Energy Corp. ...........................................          3,600           103,068
    *Stone Energy Corp. .............................................          3,000            72,870
    #Sunoco, Inc. ...................................................          4,265           158,786

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
   #*Superior Energy Services, Inc. .................................          4,600   $       129,352
    *Swift Energy Co. ...............................................          2,400            73,488
     Teekay Corp. ...................................................          4,400           113,344
    *Tesco Corp. ....................................................          2,024            31,311
    *Tesoro Corp. ...................................................          8,160           211,670
    *Tetra Technologies, Inc. .......................................          4,200            39,900
    *TGC Industries, Inc. ...........................................            578             3,225
     Tidewater, Inc. ................................................          2,900           142,767
    *Toreador Resources Corp. .......................................            248               806
    *Ultra Petroleum Corp. ..........................................            900            28,674
    *Union Drilling, Inc. ...........................................          1,200             8,988
    *Unit Corp. .....................................................          2,809           137,810
   #*Uranium Energy Corp. ...........................................          1,400             4,704
   #*USEC, Inc. .....................................................          4,600             9,660
    *VAALCO Energy, Inc. ............................................          3,400            23,154
     Valero Energy Corp. ............................................         10,500           258,300
    *Venoco, Inc. ...................................................            768             7,480
    #W&T Offshore, Inc. .............................................          3,600            70,884
    *Warren Resources, Inc. .........................................          3,900            12,207
    *Weatherford International, Ltd. ................................         12,900           199,950
   #*Western Refining, Inc. .........................................          5,900            94,282
    *Westmoreland Coal Co. ..........................................            100             1,101
    *Whiting Petroleum Corp. ........................................          3,400           158,270
    *Willbros Group, Inc. ...........................................            800             4,072
     Williams Cos., Inc. (The) ......................................          3,000            90,330
     World Fuel Services Corp. ......................................          3,700           147,445
   #*Zion Oil & Gas, Inc. ...........................................          1,500             4,365
                                                                                       ---------------
Total Energy ........................................................                       26,459,374
                                                                                       ---------------
Financials -- (17.4%)
     1st Source Corp. ...............................................          1,500            36,060
    *1st United Bancorp, Inc. .......................................          1,450             7,511
     ACE, Ltd. ......................................................          6,200           447,330
     Advance America Cash Advance Centers, Inc. .....................          3,300            27,819
    *Affiliated Managers Group, Inc. ................................          1,600           148,176
    *Affirmative Insurance Holdings, Inc. ...........................            500               710
    #Aflac, Inc. ....................................................          5,600           252,504
    *Allegheny Corp. ................................................            469           148,823
    #Alliance Financial Corp. .......................................             33             1,016
     Allied World Assurance Co. Holdings AG .........................          2,033           118,117
     Allstate Corp. (The) ...........................................          9,454           249,018
     Alterra Capital Holdings, Ltd. .................................          5,823           126,243
    *Altisource Portfolio Solutions SA ..............................            556            22,379
    *American Capital, Ltd. .........................................         20,375           158,314
     American Equity Investment Life Holding Co. ....................          4,055            43,956
     American Express Co. ...........................................          5,000           253,100
     American Financial Group, Inc. .................................          5,800           207,814
    *American International Group, Inc. .............................          2,300            56,787
     American National Insurance Co. ................................            930            66,458
    *American Safety Insurance Holdings, Ltd. .......................            600            12,246
     Ameriprise Financial, Inc. .....................................          7,881           367,885
    *Ameris Bancorp .................................................          1,313            13,196
    *AMERISAFE, Inc. ................................................          1,210            26,076
     AmTrust Financial Services, Inc. ...............................          3,300            83,754
     Aon Corp. ......................................................          3,064           142,844
    *Arch Capital Group, Ltd. .......................................          5,022           180,641
     Argo Group International Holdings, Ltd. ........................          1,700            51,323
     Arrow Financial Corp. ..........................................            656            15,311
     Artio Global Investors, Inc. ...................................          1,400            10,248
    #Aspen Insurance Holdings, Ltd. .................................          3,821           101,218
   #*Asset Acceptance Capital Corp. .................................          1,500             4,500

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Associated Banc-Corp ...........................................         10,091   $       112,515
     Assurant, Inc. .................................................          5,643           217,481
     Assured Guaranty, Ltd. .........................................          9,193           117,119
     Asta Funding, Inc. .............................................            700             5,642
    #Astoria Financial Corp. ........................................          5,900            48,970
    *Avatar Holdings, Inc. ..........................................            600             5,700
     Axis Capital Holdings, Ltd. ....................................          6,704           210,170
     Baldwin & Lyons, Inc. Class B ..................................            900            20,727
     BancFirst Corp. ................................................            800            30,960
    *Bancorp, Inc. ..................................................          1,900            15,276
    #BancorpSouth, Inc. .............................................          2,849            27,835
    *BancTrust Financial Group, Inc. ................................            400               652
     Bank Mutual Corp. ..............................................          2,400             7,992
     Bank of America Corp. ..........................................        171,199         1,169,289
     Bank of Commerce Holdings ......................................            200               690
     Bank of Hawaii Corp. ...........................................          2,100            88,683
     Bank of New York Mellon Corp. (The) ............................         22,400           476,672
     Bank of the Ozarks, Inc. .......................................          2,100            52,227
     BankFinancial Corp. ............................................          1,124             8,992
     Banner Corp. ...................................................            857            15,058
     Bar Harbor Bankshares ..........................................             27               770
     BB&T Corp. .....................................................         12,809           298,962
    *Beneficial Mutual Bancorp, Inc. ................................          4,900            40,229
    *Berkshire Hathaway, Inc. .......................................          5,500           428,230
     Berkshire Hills Bancorp, Inc. ..................................          1,077            21,562
    #BGC Partners, Inc. Class A .....................................          1,400             9,590
     BlackRock, Inc. ................................................          1,900           299,801
    *BofI Holding, Inc. .............................................            600             9,180
     BOK Financial Corp. ............................................          3,750           195,825
     Boston Private Financial Holdings, Inc. ........................          4,500            34,110
     Brookline Bancorp, Inc. ........................................          3,600            30,096
     Brown & Brown, Inc. ............................................          7,840           173,107
     Bryn Mawr Bank Corp. ...........................................            800            14,688
     Calamos Asset Management, Inc. Class A .........................          1,089            13,602
     Camden National Corp. ..........................................            281             8,340
    *Cape Bancorp, Inc. .............................................            300             2,280
     Capital City Bank Group, Inc. ..................................            900             9,171
     Capital One Financial Corp. ....................................          8,400           383,544
     Capital Southwest Corp. ........................................            100             8,801
     CapitalSource, Inc. ............................................         17,788           113,132
     Capitol Federal Financial, Inc. ................................          9,158           101,562
     Cardinal Financial Corp. .......................................          1,600            17,184
    #Cash America International, Inc. ...............................          1,600            87,600
     Cathay General Bancorp .........................................          4,600            64,354
     CBOE Holdings, Inc. ............................................            963            25,163
   #*CBRE Group, Inc. ...............................................          3,100            55,118
     Center Bancorp, Inc. ...........................................            580             5,382
    *Center Financial Corp. .........................................          2,200            14,454
     Centerstate Banks, Inc. ........................................          1,500             8,520
    *Central Pacific Financial Corp. ................................          1,934            23,575
    #Charles Schwab Corp. (The) .....................................          7,501            92,112
     Chemical Financial Corp. .......................................          1,400            28,182
    #Chubb Corp. (The) ..............................................          5,426           363,813
    #Cincinnati Financial Corp. .....................................          6,500           188,110
    *CIT Group, Inc. ................................................          7,230           251,966
     Citigroup, Inc. ................................................          9,675           305,633
     Citizens Holding Co. ...........................................            160             2,860
    *Citizens, Inc. .................................................          2,300            18,032
    #City Holding Co. ...............................................          1,000            32,860
    #City National Corp. ............................................          3,200           135,744
     Clifton Savings Bancorp, Inc. ..................................          1,500            15,270

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     CME Group, Inc. ................................................          1,315   $       362,361
     CNA Financial Corp. ............................................          6,768           180,029
     CNB Financial Corp. ............................................            390             5,585
    *CNO Financial Group, Inc. ......................................         13,600            85,000
    #CoBiz Financial, Inc. ..........................................          2,065            10,945
    #Cohen & Steers, Inc. ...........................................          1,241            33,718
     Columbia Banking System, Inc. ..................................          2,300            43,861
     Comerica, Inc. .................................................          6,641           169,678
    #Commerce Bancshares, Inc. ......................................          4,703           182,476
    #Community Bank System, Inc. ....................................          1,900            48,564
     Community Trust Bancorp, Inc. ..................................            798            22,607
   #*CompuCredit Holdings Corp. .....................................          1,393             4,346
    *Consolidated-Tokoma Land Co. ...................................            300             8,985
    *Cowen Group, Inc. ..............................................          4,766            12,964
     Crawford & Co. Class A .........................................            900             4,257
     Crawford & Co. Class B .........................................          1,100             7,821
    *Credit Acceptance Corp. ........................................          1,195            82,359
    *Crescent Financial Corp. .......................................            100               423
    #Cullen Frost Bankers, Inc. .....................................          3,481           170,708
    #CVB Financial Corp. ............................................          5,800            56,318
     Delphi Financial Group, Inc. Class A ...........................          2,500            66,200
    *DFC Global Corp. ...............................................          2,349            51,490
     Dime Community Bancshares, Inc. ................................          1,915            22,827
     Discover Financial Services ....................................         14,500           341,620
     Donegal Group, Inc. Class A ....................................            900            11,268
    *Doral Financial Corp. ..........................................          3,200             3,840
     Duff & Phelps Corp. ............................................          1,500            19,035
    *E*Trade Financial Corp. ........................................         10,419           113,046
     East West Bancorp, Inc. ........................................          8,217           159,985
     Eastern Insurance Holdings, Inc. ...............................            255             3,376
    #Eaton Vance Corp. ..............................................          1,658            43,589
     Edelman Financial Group, Inc. ..................................            900             6,246
    *eHealth, Inc. ..................................................          1,400            20,790
    #EMC Insurance Group, Inc. ......................................            300             5,832
     Employers Holdings, Inc. .......................................          2,500            40,550
    *Encore Bancshares, Inc. ........................................            421             4,951
    *Encore Capital Group, Inc. .....................................          1,600            43,344
     Endurance Specialty Holdings, Ltd. .............................          2,650            98,580
    *Enstar Group, Ltd. .............................................            900            82,773
     Enterprise Financial Services Corp. ............................            800            12,344
     Epoch Holding Corp. ............................................            600            12,360
     Erie Indemnity Co. .............................................          1,600           126,320
     ESSA Bancorp, Inc. .............................................            800             8,832
     Evercore Partners, Inc. Class A ................................          1,400            38,416
     Everest Re Group, Ltd. .........................................          1,909           171,657
    *EZCORP, Inc. ...................................................          2,607            72,422
    #F.N.B. Corp. ...................................................          8,005            80,770
     FBL Financial Group, Inc. Class A ..............................          2,000            65,300
     Federal Agricultural Mortgage Corp. Class C ....................            500            10,090
    #Federated Investors, Inc. Class B ..............................          2,100            41,034
     Fidelity National Financial, Inc. Class A ......................         12,137           187,395
    #Fidelity Southern Corp. ........................................            612             4,039
     Fifth Third Bancorp ............................................         20,500           246,205
     Financial Institutions, Inc. ...................................            600             9,828
    *First Acceptance Corp. .........................................            900             1,206
     First American Financial Corp. .................................          5,715            68,580
     First Bancorp ..................................................            900            11,412
   #*First Bancorp, Inc. ............................................            181             2,605
     First Busey Corp. ..............................................          4,474            22,817
    *First California Financial Group, Inc. .........................          1,400             4,578
    *First Cash Financial Services, Inc. ............................          1,400            58,100

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     First Citizens BancShares, Inc. Class A ........................            298   $        48,589
     First Commonwealth Financial Corp. .............................          5,820            26,830
     First Community Bancshares, Inc. ...............................          1,000            12,010
    *First Defiance Financial Corp. .................................            400             5,684
     First Financial Bancorp ........................................          3,200            52,480
    #First Financial Bankshares, Inc. ...............................          2,250            71,460
     First Financial Corp. ..........................................            776            25,499
     First Financial Holdings, Inc. .................................          1,000             7,450
    *First Financial Northwest, Inc. ................................          1,000             5,540
     First Horizon National Corp. ...................................          9,401            65,713
     First Interstate Bancsystem, Inc. ..............................            800            10,112
    *First Marblehead Corp. (The) ...................................            300               288
     First Merchants Corp. ..........................................          1,430            11,526
     First Midwest Bancorp, Inc. ....................................          4,200            37,842
     First Niagara Financial Group, Inc. ............................         18,375           168,866
     First Pactrust Bancorp, Inc. ...................................            500             6,290
    *First Place Financial Corp. ....................................            300               252
    *First Security Group, Inc. .....................................             20                60
    *First South Bancorp, Inc. ......................................            100               400
    *FirstCity Financial Corp. ......................................            100               637
     FirstMerit Corp. ...............................................          7,136            99,975
     Flagstone Reinsurance Holdings SA ..............................          3,606            30,615
     Flushing Financial Corp. .......................................          1,595            19,555
   #*Forest City Enterprises, Inc. Class A ..........................          6,341            86,745
    *Forestar Group, Inc. ...........................................          2,005            26,065
     Fox Chase Bancorp, Inc. ........................................            750             9,495
     Franklin Resources, Inc. .......................................          1,000           106,630
     Fulton Financial Corp. .........................................         12,296           116,074
     Gallagher (Arthur J.) & Co. ....................................          3,375           104,288
     GAMCO Investors, Inc. ..........................................            300            14,130
    *Genworth Financial, Inc. Class A ...............................         11,459            73,108
     German American Bancorp, Inc. ..................................            804            13,965
     GFI Group, Inc. ................................................          6,682            28,866
     Glacier Bancorp, Inc. ..........................................          4,200            47,670
    *Global Indemnity P.L.C. ........................................            935            18,878
     Goldman Sachs Group, Inc. (The) ................................          6,246           684,249
    #Great Southern Bancorp, Inc. ...................................            739            14,699
   #*Green Dot Corp. Class A ........................................            400            13,068
    *Greene Bancshares, Inc. ........................................            702               969
     Greenhill & Co., Inc. ..........................................            500            18,890
    *Greenlight Capital Re, Ltd. Class A ............................          1,800            40,554
   #*Grubb & Ellis Co. ..............................................            500               225
    *Guaranty Bancorp ...............................................          1,300             1,729
    *Hallmark Financial Services, Inc. ..............................          1,100             8,536
     Hancock Holding Co. ............................................          3,626           109,868
    *Hanmi Financial Corp. ..........................................          1,100             1,100
     Hanover Insurance Group, Inc. (The) ............................          2,400            91,584
     Harleysville Group, Inc. .......................................          1,500            88,140
    *Harris & Harris Group, Inc. ....................................          1,900             7,467
     Hartford Financial Services Group, Inc. ........................         17,488           336,644
     HCC Insurance Holdings, Inc. ...................................          6,042           160,778
     Heartland Financial USA, Inc. ..................................            984            15,380
   #*Heritage Commerce Corp. ........................................          1,000             4,830
     Heritage Financial Corp. .......................................            707             8,915
     Heritage Financial Group, Inc. .................................            299             3,160
    *HFF, Inc. ......................................................          1,500            16,500
    *Hilltop Holdings, Inc. .........................................          3,300            26,004
    *Home Bancorp, Inc. .............................................            500             7,350
     Home Bancshares, Inc. ..........................................          1,440            33,768
     Home Federal Bancorp, Inc. .....................................            754             7,578
     HopFed Bancorp, Inc. ...........................................              6                36

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Horace Mann Educators Corp. ....................................          2,600   $        34,970
     Horizon Bancorp ................................................            200             5,074
     Hudson City Bancorp, Inc. ......................................          9,300            58,125
     Hudson Valley Holding Corp. ....................................            894            19,418
     Huntington Bancshares, Inc. ....................................         20,952           108,531
     IBERIABANK Corp. ...............................................          1,800            93,096
    *ICG Group, Inc. ................................................          2,000            21,580
     Independence Holding Co. .......................................            300             2,487
    #Independent Bank Corp. (453836108) .............................          1,400            36,288
    *Independent Bank Corp. (453838609) .............................             40                69
     Interactive Brokers Group, Inc. Class A ........................          2,275            34,990
   #*IntercontinentalExchange, Inc. .................................          2,323           301,711
     International Bancshares Corp. .................................          3,606            65,341
    *Intervest Bancshares Corp. .....................................            850             2,372
    *INTL FCStone, Inc. .............................................          1,110            26,906
     Invesco, Ltd. ..................................................         13,440           269,741
    *Investment Technology Group, Inc. ..............................          1,600            18,256
    *Investors Bancorp, Inc. ........................................          6,124            85,001
     Janus Capital Group, Inc. ......................................          5,400            35,424
    #Jefferies Group, Inc. ..........................................          5,300            70,278
     JMP Group, Inc. ................................................          1,100             8,162
     Jones Lang LaSalle, Inc. .......................................          2,138           138,158
     JPMorgan Chase & Co. ...........................................         70,982         2,467,334
     Kaiser Federal Financial Group, Inc. ...........................            354             4,163
    #KBW, Inc. ......................................................          1,951            27,626
     Kearny Financial Corp. .........................................          2,195            21,357
     Kemper Corp. ...................................................          4,000           107,560
     Kennedy-Wilson Holdings, Inc. ..................................          2,455            30,491
     KeyCorp ........................................................         33,934           239,574
    *Knight Capital Group, Inc. Class A .............................          5,409            67,558
     Lakeland Bancorp, Inc. .........................................          1,355            12,588
     Lakeland Financial Corp. .......................................            700            16,723
    #Legg Mason, Inc. ...............................................          5,447           149,793
    *Leucadia National Corp. ........................................         10,651           285,766
     Life Partners Holdings, Inc. ...................................          1,000             6,870
     Lincoln National Corp. .........................................         11,430           217,742
     Loews Corp. ....................................................          6,800           269,960
    *Louisiana Bancorp, Inc. ........................................            100             1,614
     M&T Bank Corp. .................................................          3,847           292,795
    *Macatawa Bank Corp. ............................................          1,400             3,738
     Maiden Holdings, Ltd. ..........................................          3,600            29,340
     MainSource Financial Group, Inc. ...............................          1,020             9,568
    *Markel Corp. ...................................................            450           173,925
     MarketAxess Holdings, Inc. .....................................          2,000            58,460
    *Marlin Business Services Corp. .................................            600             7,074
     Marsh & McLennan Cos., Inc. ....................................          5,570           170,553
    *Maui Land & Pineapple Co., Inc. ................................            200               878
     MB Financial, Inc. .............................................          2,868            47,523
   #*MBIA, Inc. .....................................................         11,600           102,080
     MCG Capital Corp. ..............................................          4,100            19,024
     Meadowbrook Insurance Group, Inc. ..............................          2,627            27,216
     Medallion Financial Corp. ......................................          1,080            12,852
   #*Mercantile Bank Corp. ..........................................            225             2,054
     Merchants Bancshares, Inc. .....................................             81             2,306
     Mercury General Corp. ..........................................          2,931           126,912
    *Meridian Interstate Bancorp, Inc. ..............................          1,115            14,528
    *MetLife, Inc. ..................................................         11,000           386,760
    *Metro Bancorp, Inc. ............................................            700             5,789
   .*MF Global Holdings, Ltd. .......................................          1,800             1,080
    *MGIC Investment Corp. ..........................................          7,800            20,748
     MidSouth Bancorp, Inc. .........................................            600             8,238

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Montpelier Re Holdings, Ltd. ...................................          4,100   $        71,750
    #Moody's Corp. ..................................................          1,900            67,431
     Morgan Stanley .................................................         12,900           227,556
   #*MSCI, Inc. .....................................................            700            23,373
    *Nara Bancorp, Inc. .............................................          2,400            20,352
    *NASDAQ OMX Group, Inc. (The) ...................................          5,488           137,474
    *National Financial Partners Corp. ..............................          2,700            36,909
     National Interstate Corp. ......................................            910            24,206
     National Penn Bancshares, Inc. .................................          8,700            67,860
    *Navigators Group, Inc. (The) ...................................          1,100            50,182
    #NBT Bancorp, Inc. ..............................................          1,894            40,759
     Nelnet, Inc. Class A ...........................................          2,100            45,108
     New Hampshire Thrift Bancshares, Inc. ..........................            300             3,411
    #New York Community Bancorp, Inc. ...............................         15,400           204,974
    *NewBridge Bancorp ..............................................            500             2,000
    *NewStar Financial, Inc. ........................................          3,000            32,160
     Nicholas Financial, Inc. .......................................             82               932
     Northeast Community Bancorp, Inc. ..............................            436             2,520
     Northern Trust Corp. ...........................................          5,737           232,176
    #Northfield Bancorp, Inc. .......................................          2,012            27,786
     Northrim Bancorp, Inc. .........................................            400             7,580
     Northwest Bancshares, Inc. .....................................          6,684            83,349
     NYSE Euronext, Inc. ............................................          6,200           164,734
     OceanFirst Financial Corp. .....................................            930            12,127
    *Ocwen Financial Corp. ..........................................          5,900            85,550
     Old National Bancorp ...........................................          5,400            62,478
     Old Republic International Corp. ...............................         13,932           123,159
    *OmniAmerican Bancorp, Inc. .....................................            450             6,638
     OneBeacon Insurance Group, Ltd. Class A ........................          1,150            17,503
     Oppenheimer Holdings, Inc. Class A .............................            900            15,813
     Oriental Financial Group, Inc. .................................          2,400            25,416
     Oritani Financial Corp. ........................................          3,400            44,064
   #*Pacific Capital Bancorp ........................................          1,161            30,058
     Pacific Continental Corp. ......................................            900             7,803
     PacWest Bancorp ................................................          2,100            37,044
    #Park National Corp. ............................................            752            44,902
    *Park Sterling Corp. ............................................          1,400             5,390
    *PartnerRe, Ltd. ................................................          2,900           180,438
     Penns Woods Bancorp, Inc. ......................................            229             8,411
   #*Penson Worldwide, Inc. .........................................          1,100             1,353
     Peoples Bancorp, Inc. ..........................................            600             7,938
     People's United Financial, Inc. ................................         17,099           218,012
    *PHH Corp. ......................................................          3,400            62,730
    *Phoenix Cos., Inc. (The) .......................................          2,555             3,807
    *PICO Holdings, Inc. ............................................          1,450            33,118
   #*Pinnacle Financial Partners, Inc. ..............................          2,237            33,577
    *Piper Jaffray Cos., Inc. .......................................          1,000            20,760
     Platinum Underwriters Holdings, Ltd. ...........................          2,159            74,766
  .#*PMI Group, Inc. (The) ..........................................          6,951             2,169
     PNC Financial Services Group, Inc. .............................         10,037           539,087
    *Popular, Inc. ..................................................          9,737            18,111
    *Portfolio Recovery Associates, Inc. ............................          1,000            70,140
    *Preferred Bank .................................................            100               805
     Presidential Life Corp. ........................................          1,300            12,896
     Primerica, Inc. ................................................          2,733            61,848
    *Principal Financial Group, Inc. ................................         13,231           341,095
     PrivateBancorp, Inc. ...........................................          4,100            44,690
     ProAssurance Corp. .............................................          2,200           168,410
    *Progressive Corp. ..............................................          6,457           122,748
     Prosperity Bancshares, Inc. ....................................          3,035           116,817
     Protective Life Corp. ..........................................          3,600            66,960

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Provident Financial Holdings, Inc. .............................            600   $         5,502
     Provident Financial Services, Inc. .............................          3,526            45,662
     Provident New York Bancorp .....................................          1,860            12,927
    *Prudential Financial, Inc. .....................................         10,020           543,084
    #Pulaski Financial Corp. ........................................            751             5,137
     QC Holdings, Inc. ..............................................            900             2,934
     Radian Group, Inc. .............................................          4,100             9,635
     Raymond James Financial, Inc. ..................................          4,530           137,576
     Regions Financial Corp. ........................................         36,800           144,624
     Reinsurance Group of America, Inc. .............................          3,173           165,726
     RenaissanceRe Holdings, Ltd. ...................................          2,920           198,910
     Renasant Corp. .................................................          1,400            20,188
     Republic Bancorp, Inc. Class A .................................          1,000            20,340
    *Republic First Bancorp, Inc. ...................................            100               163
     Resource America, Inc. Class A .................................            852             4,149
    *Riverview Bancorp, Inc. ........................................            100               232
    #RLI Corp. ......................................................          1,400            98,476
     Rockville Financial, Inc. ......................................          1,459            14,663
    *Rodman & Renshaw Capital Group, Inc. ...........................            700               518
     Roma Financial Corp. ...........................................          1,100            10,637
    #S&T Bancorp, Inc. ..............................................          1,600            29,872
     S.Y. Bancorp, Inc. .............................................            700            14,406
    *Safeguard Scientifics, Inc. ....................................          1,240            20,968
     Safety Insurance Group, Inc. ...................................            900            38,358
     Sandy Spring Bancorp, Inc. .....................................          1,410            23,984
     SCBT Financial Corp. ...........................................            600            17,718
     SeaBright Holdings, Inc. .......................................          1,230             8,831
    *Seacoast Banking Corp. of Florida ..............................            300               447
     SEI Investments Co. ............................................          2,716            43,972
     Selective Insurance Group, Inc. ................................          2,908            46,615
     SI Financial Group, Inc. .......................................            243             2,151
     Sierra Bancorp .................................................            800             8,752
   #*Signature Bank .................................................          2,003           111,667
     Simmons First National Corp. Class A ...........................          1,200            31,152
     SLM Corp. ......................................................         14,024           191,708
     Southside Bancshares, Inc. .....................................          1,166            23,985
   #*Southwest Bancorp, Inc. ........................................          1,010             4,747
   #*St. Joe Co. (The) ..............................................          3,663            52,564
     StanCorp Financial Group, Inc. .................................          3,000           101,820
     State Auto Financial Corp. .....................................          2,000            26,580
     State Bancorp, Inc. ............................................            700             8,281
     State Street Corp. .............................................          9,255           373,809
     StellarOne Corp. ...............................................          1,314            15,755
     Sterling Bancorp ...............................................          1,600            13,200
    #Stewart Information Services Corp. .............................          1,000            10,040
    *Stifel Financial Corp. .........................................          3,190           101,665
   #*Suffolk Bancorp ................................................            510             4,340
    *Sun Bancorp, Inc. ..............................................          4,092            12,153
     SunTrust Banks, Inc. ...........................................          8,400           165,732
    #Susquehanna Bancshares, Inc. ...................................          7,220            52,417
    *SVB Financial Group ............................................          2,543           116,825
     SWS Group, Inc. ................................................            700             3,857
     Symetra Financial Corp. ........................................          4,250            39,398
    #Synovus Financial Corp. ........................................         15,100            22,650
    #T. Rowe Price Group, Inc. ......................................            900            47,556
   #*Taylor Capital Group, Inc. .....................................            600             5,574
    #TCF Financial Corp. ............................................          7,802            83,013
     TD Ameritrade Holding Corp. ....................................          4,154            69,704
    *Tejon Ranch Co. ................................................          1,183            30,746
     Territorial Bancorp, Inc. ......................................            700            13,755
    *Texas Capital Bancshares, Inc. .................................          2,026            56,728

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
   #*TFS Financial Corp. ............................................          8,066   $        74,288
    *Thomas Properties Group, Inc. ..................................          1,800             4,554
    #Tompkins Financial Corp. .......................................            620            24,447
     Torchmark Corp. ................................................          4,550           186,232
     Tower Group, Inc. ..............................................          2,300            54,579
     TowneBank ......................................................          1,400            17,444
     Transatlantic Holdings, Inc. ...................................          2,705           140,768
     Travelers Cos., Inc. (The) .....................................          8,000           466,800
    *Tree.com, Inc. .................................................            473             2,554
     TriCo Bancshares ...............................................            587             8,705
     Trustco Bank Corp. .............................................          4,451            22,077
    #Trustmark Corp. ................................................          3,600            79,704
     U.S. Bancorp ...................................................         29,839           763,580
     UMB Financial Corp. ............................................          2,208            81,409
     Umpqua Holdings Corp. ..........................................          6,250            71,562
     Union First Market Bankshares Corp. ............................          1,406            18,025
    #United Bankshares, Inc. ........................................          2,569            60,988
   #*United Community Banks, Inc. ...................................          2,029            14,994
     United Financial Bancorp, Inc. .................................            916            14,784
     United Fire & Casualty Co. .....................................          1,400            26,334
    *United Security Bancshares .....................................            333               930
     Universal Insurance Holdings, Inc. .............................          2,599            10,968
     Univest Corp. of Pennsylvania ..................................          1,000            15,210
    #Unum Group .....................................................         11,300           269,392
     Validus Holdings, Ltd. .........................................          5,459           149,358
    #Valley National Bancorp ........................................         11,009           132,108
     ViewPoint Financial Group ......................................          2,196            28,263
    *Virginia Commerce Bancorp, Inc. ................................          1,740            11,066
    *Virtus Investment Partners, Inc. ...............................            100             6,240
    #Waddell & Reed Financial, Inc. .................................          1,000            27,730
     Washington Banking Co. .........................................            887            10,484
     Washington Federal, Inc. .......................................          6,060            82,719
     Washington Trust Bancorp, Inc. .................................            933            21,907
    *Waterstone Financial, Inc. .....................................          1,300             3,367
     Webster Financial Corp. ........................................          4,500            88,380
     Wells Fargo & Co. ..............................................         91,152         2,361,748
     WesBanco, Inc. .................................................          1,800            35,748
     West Bancorporation, Inc. ......................................            800             7,872
    *West Coast Bancorp .............................................            952            14,213
    #Westamerica Bancorporation .....................................          1,766            79,152
    *Western Alliance Bancorp .......................................          3,602            23,413
     Westfield Financial, Inc. ......................................          1,700            12,087
     Westwood Holdings Group, Inc. ..................................            200             7,328
     White Mountains Insurance Group, Ltd. ..........................            500           210,000
     Willis Group Holdings P.L.C. ...................................          4,212           152,938
    *Wilshire Bancorp, Inc. .........................................          1,500             5,130
    #Wintrust Financial Corp. .......................................          2,325            67,146
    *World Acceptance Corp. .........................................            900            60,885
    #WR Berkley Corp. ...............................................          5,450           189,715
     XL Group P.L.C. ................................................         10,918           237,357
    *Yadkin Valley Financial Corp. ..................................            200               424
     Zions Bancorporation ...........................................         10,043           174,346
                                                                                       ---------------
Total Financials ....................................................                       38,200,187
                                                                                       ---------------
Health Care -- (3.3%)
    *Abaxis, Inc. ...................................................            500            14,030
   #*ABIOMED, Inc. ..................................................            300             4,518
   #*Accretive Health, Inc. .........................................          1,000            23,810
    *Accuray, Inc. ..................................................          3,080            12,320
    *Albany Molecular Research, Inc. ................................          1,700             5,457
    *Align Technology, Inc. .........................................          3,410            78,532

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Allscripts Healthcare Solutions, Inc. ..........................          6,320   $       121,028
    *Alphatec Holdings, Inc. ........................................          3,800             7,866
    *American Dental Partners, Inc. .................................          1,000            10,560
     AmerisourceBergen Corp. ........................................          1,720            70,176
    *AMN Healthcare Services, Inc. ..................................          1,600             7,584
     Analogic Corp. .................................................            700            37,856
    *AngioDynamics, Inc. ............................................          1,500            23,115
    *ArthroCare Corp. ...............................................          1,500            45,225
   #*athenahealth, Inc. .............................................            617            32,645
     Atrion Corp. ...................................................            100            22,500
     Bard (C.R.), Inc. ..............................................            900            77,355
    *BioClinica, Inc. ...............................................            600             2,682
   #*Bio-Reference Labs, Inc. .......................................          1,044            20,922
    *Boston Scientific Corp. ........................................         64,230           378,315
    *Bovie Medical Corp. ............................................            200               520
   #*Bruker Corp. ...................................................          1,900            27,417
    *Caliper Life Sciences, Inc. ....................................          2,400            25,152
    *Cambrex Corp. ..................................................          1,400             7,714
     Cantel Medical Corp. ...........................................          1,200            33,120
     Cardinal Health, Inc. ..........................................          3,700           163,799
    *CardioNet, Inc. ................................................          1,300             3,679
    *Cardiovascular Systems, Inc. ...................................            500             4,140
    *CareFusion Corp. ...............................................         10,397           266,163
    *Catalyst Health Solutions, Inc. ................................            906            49,803
   #*Cepheid, Inc. ..................................................            868            31,144
   #*Cerner Corp. ...................................................          1,200            76,116
    *Charles River Laboratories International, Inc. .................          1,800            58,104
   #*Codexis, Inc. ..................................................          2,200            10,142
    *CombiMatrix Corp. ..............................................            300               693
     Computer Programs & Systems, Inc. ..............................            197            10,061
    *CONMED Corp. ...................................................          2,100            55,167
    *Corvel Corp. ...................................................            300            15,471
    *Covance, Inc. ..................................................          2,717           137,833
    *Cross Country Healthcare, Inc. .................................          1,188             5,940
    *CryoLife, Inc. .................................................          1,450             6,685
    *Cutera, Inc. ...................................................            600             4,284
    *Cyberonics, Inc. ...............................................          1,000            28,800
    *Cynosure, Inc. Class A .........................................            500             6,085
   #*Cytori Therapeutics, Inc. ......................................            346             1,048
     DENTSPLY International, Inc. ...................................          4,600           170,016
    *DexCom, Inc. ...................................................            320             3,133
    *Digirad Corp. ..................................................            600             1,440
   #*Edwards Lifesciences Corp. .....................................          1,100            82,962
    *Emdeon, Inc. Class A ...........................................          3,750            71,138
    *Endologix, Inc. ................................................          1,300            14,157
    *eResearch Technology, Inc. .....................................          2,600            13,286
    *Exactech, Inc. .................................................            700            11,200
    *Express Scripts, Inc. ..........................................          2,122            97,039
   #*Genomic Health, Inc. ...........................................            300             6,420
   #*Gen-Probe, Inc. ................................................          1,400            84,140
    *Greatbatch, Inc. ...............................................          1,500            33,495
    *Haemonetics Corp. ..............................................          1,500            91,425
   #*Hansen Medical, Inc. ...........................................            600             1,884
    *HealthSouth Corp. ..............................................          2,100            37,086
    *HealthStream, Inc. .............................................          1,333            20,235
   #*Henry Schein, Inc. .............................................          2,973           206,088
     Hill-Rom Holdings, Inc. ........................................          1,424            47,946
    *HMS Holdings Corp. .............................................          1,507            36,831
    *ICU Medical, Inc. ..............................................            800            31,448
   #*IDEXX Laboratories, Inc. .......................................            500            35,995
    *Integra LifeSciences Holdings Corp. ............................          1,600            51,296

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Intuitive Surgical, Inc. .......................................            200   $        86,772
     Invacare Corp. .................................................          2,100            47,145
    *IRIS International, Inc. .......................................            700             6,342
    *Kensey Nash Corp. ..............................................            500            13,440
    *Kinetic Concepts, Inc. .........................................          3,200           218,848
    *Laboratory Corp. of America Holdings ...........................            600            50,310
     Landauer, Inc. .................................................            300            15,375
     LeMaitre Vascular, Inc. ........................................            800             4,624
    *Luminex Corp. ..................................................            132             2,899
   #*MAKO Surgical Corp. ............................................          1,000            38,450
     McKesson Corp. .................................................          2,200           179,410
    *MedAssets, Inc. ................................................          1,450            15,457
    *Medco Health Solutions, Inc. ...................................          2,300           126,178
    *Medical Action Industries, Inc. ................................            700             3,668
    *Medidata Solutions, Inc. .......................................            324             5,826
     MEDTOX Scientific, Inc. ........................................            600             8,784
     Medtronic, Inc. ................................................         10,700           371,718
    #Meridian Bioscience, Inc. ......................................            361             6,577
    *Merit Medical Systems, Inc. ....................................          2,300            30,866
   #*Mettler Toledo International, Inc. .............................            300            46,080
    *MWI Veterinary Supply, Inc. ....................................            316            23,858
     National Research Corp. ........................................            193             6,446
    *Natus Medical, Inc. ............................................          1,686            14,500
   #*NuVasive, Inc. .................................................          2,000            29,640
    *NxStage Medical, Inc. ..........................................            588            13,518
     Omnicare, Inc. .................................................          7,800           232,596
    *Omnicell, Inc. .................................................          1,800            26,910
    *OraSure Technologies, Inc. .....................................          2,000            18,580
    *Orthofix International N.V. ....................................          1,000            35,110
     Owens & Minor, Inc. ............................................          2,850            85,272
    *Palomar Medical Technologies, Inc. .............................            900             7,659
    *PAREXEL International Corp. ....................................          3,038            66,927
     Patterson Cos., Inc. ...........................................          5,060           159,238
    *PDI, Inc. ......................................................            700             4,508
     Pharmaceutical Product Development, Inc. .......................          6,313           208,266
    *Providence Service Corp. .......................................            600             7,500
   #*PSS World Medical, Inc. ........................................          2,300            51,175
    #Quality Systems, Inc. ..........................................          1,000            38,910
     Quest Diagnostics, Inc. ........................................          4,191           233,858
   #*Quidel Corp. ...................................................          1,400            25,004
   #*ResMed, Inc. ...................................................          1,100            31,130
    *Rochester Medical Corp. ........................................            500             4,000
    *RTI Biologics, Inc. ............................................          2,800            12,600
    *Sirona Dental Systems, Inc. ....................................          3,026           144,945
    *Solta Medical, Inc. ............................................          2,500             5,475
    *SonoSite, Inc. .................................................            788            24,420
    *Spectranetics Corp. ............................................          1,700            13,328
     St. Jude Medical, Inc. .........................................          2,173            84,747
   #*Staar Surgical Co. .............................................            600             5,400
   #*Stereotaxis, Inc. ..............................................            600               696
     STERIS Corp. ...................................................          2,700            83,646
     Stryker Corp. ..................................................          2,250           107,798
    *Symmetry Medical, Inc. .........................................          1,500            13,635
    *Synovis Life Technologies, Inc. ................................            800            14,368
    *Team Health Holdings, Inc. .....................................          2,400            48,768
     Teleflex, Inc. .................................................          2,500           149,650
    *Thoratec Corp. .................................................          3,303           120,593
    *TranS1, Inc. ...................................................            850             1,547
    *Universal American Corp. .......................................          4,900            56,350
     Utah Medical Products, Inc. ....................................            100             2,640
   #*Varian Medical Systems, Inc. ...................................          1,000            58,720

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Vascular Solutions, Inc. .......................................          1,012   $        10,737
   #*Waters Corp. ...................................................            800            64,096
     West Pharmaceutical Services, Inc. .............................          2,190            85,125
    *Wright Medical Group, Inc. .....................................          2,300            39,537
     Young Innovations, Inc. ........................................            400            11,500
    *Zimmer Holdings, Inc. ..........................................          5,000           263,150
    *Zoll Medical Corp. .............................................          1,154            43,633
                                                                                       ---------------
Total Health Care ...................................................                        7,244,714
                                                                                       ---------------
Industrials -- (10.8%)
   #*3D Systems Corp. ...............................................          1,865            30,344
     3M Co. .........................................................          3,105           245,357
     A.O. Smith Corp. ...............................................          1,950            72,462
   #*A123 Systems, Inc. .............................................          6,045            20,734
    #AAON, Inc. .....................................................          1,640            34,719
     AAR Corp. ......................................................          2,847            56,741
     ABM Industries, Inc. ...........................................          2,900            58,638
    *Acacia Research - Acacia Technologies ..........................          1,547            61,632
    *ACCO Brands Corp. ..............................................          1,500            10,305
     Aceto Corp. ....................................................          1,340             8,496
     Actuant Corp. Class A ..........................................          3,700            83,250
     Acuity Brands, Inc. ............................................          1,800            83,340
    *Advisory Board Co. (The) .......................................            400            24,500
    *AECOM Technology Corp. .........................................          6,453           134,997
    *Aegion Corp. ...................................................          2,200            32,538
    *AGCO Corp. .....................................................          3,020           132,367
    *Air Transport Services Group, Inc. .............................          3,200            17,728
     Aircastle, Ltd. ................................................          3,400            41,242
     Alamo Group, Inc. ..............................................            600            14,310
    *Alaska Air Group, Inc. .........................................          2,150           143,040
     Albany International Corp. .....................................          1,800            40,662
     Alexander & Baldwin, Inc. ......................................          2,800           116,228
   #*Allegiant Travel Co. ...........................................            850            44,166
     Allied Motion Technologies, Inc. ...............................            400             2,104
    *Altra Holdings, Inc. ...........................................          1,675            24,623
    *Amerco, Inc. ...................................................          1,227            92,896
    *Ameresco, Inc. Class A .........................................          1,200            13,188
    *American Railcar Industries, Inc. ..............................          1,400            30,884
    *American Reprographics Co. .....................................          2,700            10,773
    #American Science & Engineering, Inc. ...........................            500            34,010
     American Woodmark Corp. ........................................            800            13,608
     AMETEK, Inc. ...................................................          1,650            65,208
     Ampco-Pittsburgh Corp. .........................................            500            10,495
     Apogee Enterprises, Inc. .......................................          1,600            17,472
     Applied Industrial Technologies, Inc. ..........................          2,302            77,393
    *Argan, Inc. ....................................................            700             9,520
     Arkansas Best Corp. ............................................          1,300            26,780
    *Armstrong World Industries, Inc. ...............................          2,179            92,804
    *Astec Industries, Inc. .........................................          1,400            46,550
    *Astronics Corp. ................................................            700            21,280
    *Atlas Air Worldwide Holdings, Inc. .............................          1,744            67,179
     Avery Dennison Corp. ...........................................          2,665            70,889
    *Avis Budget Group, Inc. ........................................          6,800            95,880
     AZZ, Inc. ......................................................            800            35,728
    *Babcock & Wilcox Co. (The) .....................................          2,200            48,378
    #Badger Meter, Inc. .............................................            800            26,192
     Barnes Group, Inc. .............................................          3,000            69,810
     Barrett Business Services, Inc. ................................            400             6,348
    *BE Aerospace, Inc. .............................................          4,244           160,126
    *Beacon Roofing Supply, Inc. ....................................          2,500            46,075
     Belden, Inc. ...................................................          2,600            83,928

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Blount International, Inc. .....................................          1,400   $        21,742
    *BlueLinx Holdings, Inc. ........................................          2,788             4,405
     Brady Corp. Class A ............................................          2,800            86,016
    *Breeze-Eastern Corp. ...........................................            166             1,504
     Briggs & Stratton Corp. ........................................          3,200            46,720
     Brink's Co. (The) ..............................................          2,300            63,917
    *Builders FirstSource, Inc. .....................................          2,395             3,904
    #C.H. Robinson Worldwide, Inc. ..................................          1,100            76,373
    *CAI International, Inc. ........................................          1,033            16,125
     Carlisle Cos., Inc. ............................................          4,154           173,305
     Cascade Corp. ..................................................            600            25,860
    *Casella Waste Systems, Inc. ....................................          1,600            10,048
   #*CBIZ, Inc. .....................................................          2,500            15,825
     CDI Corp. ......................................................          1,000            13,130
     CECO Environmental Corp. .......................................            600             3,606
     Celadon Group, Inc. ............................................          1,200            13,212
   #*Cenveo, Inc. ...................................................          1,400             5,250
    *Ceradyne, Inc. .................................................          1,000            33,460
    *Chart Industries, Inc. .........................................          1,500            84,765
     Chase Corp. ....................................................            400             5,600
    *Cintas Corp. ...................................................          3,517           105,123
     CIRCOR International, Inc. .....................................          1,000            34,820
     CLAROC, Inc. ...................................................          2,837           137,538
   #*Clean Harbors, Inc. ............................................          1,400            81,578
   #*Colfax Corp. ...................................................          2,229            56,305
    *Columbus McKinnon Corp. ........................................          1,300            19,487
     Comfort Systems USA, Inc. ......................................          1,800            19,800
    *Commercial Vehicle Group, Inc. .................................          1,100            12,133
    *Consolidated Graphics, Inc. ....................................            600            27,336
     Con-way, Inc. ..................................................          2,672            78,744
     Cooper Industries P.L.C. .......................................          3,200           167,872
    *Copart, Inc. ...................................................            750            32,663
     Corporate Executive Board Co. ..................................            900            32,931
    *Corrections Corp. of America ...................................          6,350           141,161
    *CoStar Group, Inc. .............................................            766            47,132
     Courier Corp. ..................................................            600             5,214
     Covanta Holding Corp. ..........................................          7,802           114,377
    *Covenant Transportation Group, Inc. Class A ....................            500             1,605
    *CPI Aerostructures, Inc. .......................................            400             4,340
    *CRA International, Inc. ........................................            600            11,592
     Crane Co. ......................................................          2,455           108,290
     CSX Corp. ......................................................         21,400           475,294
     Cummins, Inc. ..................................................          1,000            99,430
     Curtiss-Wright Corp. ...........................................          2,319            76,017
     Danaher Corp. ..................................................          6,275           303,396
     Deere & Co. ....................................................          1,700           129,030
    *Delta Air Lines, Inc. ..........................................          8,000            68,160
     Deluxe Corp. ...................................................          2,200            51,964
    *Dollar Thrifty Automotive Group, Inc. ..........................            100             6,104
     Donaldson Co., Inc. ............................................            600            38,430
     Douglas Dynamics, Inc. .........................................          1,012            15,200
     Dover Corp. ....................................................          4,848           269,209
     Dun & Bradstreet Corp. (The) ...................................          1,260            84,244
    *DXP Enterprises, Inc. ..........................................          1,000            24,980
    *Dycom Industries, Inc. .........................................          2,025            39,346
     Dynamic Materials Corp. ........................................            900            19,530
   #*Eagle Bulk Shipping, Inc. ......................................          3,100             4,805
     Eastern Co. (The) ..............................................            312             6,334
     Eaton Corp. ....................................................          4,300           192,726
    *EMCOR Group, Inc. ..............................................          3,700            92,759
     Emerson Electric Co. ...........................................          4,150           199,698

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Encore Wire Corp. ..............................................          1,500   $        39,870
    *Ener1, Inc. ....................................................          2,400               290
   #*Energy Conversion Devices, Inc. ................................            600               294
    *Energy Recovery, Inc. ..........................................          2,600             7,982
    *EnergySolutions, Inc. ..........................................            300             1,131
    *EnerSys ........................................................          2,736            61,642
     Ennis, Inc. ....................................................          1,300            19,019
    *EnPro Industries, Inc. .........................................          1,150            39,606
     Equifax, Inc. ..................................................          3,820           134,273
    *ESCO Technologies, Inc. ........................................          1,425            43,562
     Expeditors International of Washington, Inc. ...................          1,230            56,088
    *Exponent, Inc. .................................................            800            38,544
    #Fastenal Co. ...................................................          1,400            53,326
     Federal Signal Corp. ...........................................          3,400            16,048
     FedEx Corp. ....................................................          5,222           427,316
    *Flanders Corp. .................................................          1,100             3,256
    *Flow International Corp. .......................................          2,272             5,884
     Fluor Corp. ....................................................          1,400            79,590
    #Forward Air Corp. ..............................................          1,300            42,575
    *Franklin Covey Co. .............................................            800             7,712
     Franklin Electric Co., Inc. ....................................          1,400            64,288
    *Freightcar America, Inc. .......................................            500             9,475
    *Frozen Food Express Industries .................................            900             1,143
   #*FTI Consulting, Inc. ...........................................          2,600           102,466
    *Fuel Tech, Inc. ................................................          1,500             8,310
    *FuelCell Energy, Inc. ..........................................            500               535
    *Furmanite Corp. ................................................          1,523            10,158
     G & K Services, Inc. Class A ...................................          1,257            38,163
     Gardner Denver Machinery, Inc. .................................            625            48,331
     GATX Corp. .....................................................          3,000           113,940
   #*Genco Shipping & Trading, Ltd. .................................          1,900            17,100
    *Generac Holdings, Inc. .........................................          2,893            66,134
   #*General Cable Corp. ............................................          1,800            50,472
    *Genesee & Wyoming, Inc. ........................................          2,400           142,104
    *GEO Group, Inc. (The) ..........................................          3,740            68,180
    *Gibraltar Industries, Inc. .....................................          1,700            18,972
    *Global Power Equipment Group, Inc. .............................            800            21,208
     Gorman-Rupp Co. (The) ..........................................          1,062            28,536
    *GP Strategies Corp. ............................................          1,300            15,366
     Graco, Inc. ....................................................          1,100            47,234
    *Graftech International, Ltd. ...................................          6,803           106,875
     Graham Corp. ...................................................            700            16,128
     Granite Construction, Inc. .....................................          2,400            54,000
     Great Lakes Dredge & Dock Corp. ................................          3,400            17,510
    *Greenbrier Cos., Inc. ..........................................          1,400            26,054
    *Griffon Corp. ..................................................          3,300            31,251
    *H&E Equipment Services, Inc. ...................................          1,900            20,843
     Hardinge, Inc. .................................................            700             6,104
     Harsco Corp. ...................................................          4,200            96,810
    *Hawaiian Holdings, Inc. ........................................          1,200             6,420
    #Healthcare Services Group, Inc. ................................          1,209            20,976
    #Heartland Express, Inc. ........................................          3,900            52,299
    #HEICO Corp. ....................................................            968            55,195
     HEICO Corp. Class A ............................................          1,408            55,348
     Heidrick & Struggles International, Inc. .......................            900            17,802
    *Heritage-Crystal Clean, Inc. ...................................             57               909
     Herman Miller, Inc. ............................................          1,300            26,845
   #*Hertz Global Holdings, Inc. ....................................         13,000           150,800
    *Hexcel Corp. ...................................................          4,200           103,782
    *Hill International, Inc. .......................................          2,600            14,560
    #HNI Corp. ......................................................          2,100            50,505

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*Hoku Corp. .....................................................          1,300   $         1,963
     Honeywell International, Inc. ..................................          2,844           149,026
     Horizon Lines, Inc. ............................................            800               220
    #Houston Wire & Cable Co. .......................................          1,100            14,047
    *Hub Group, Inc. Class A ........................................          1,812            56,643
     Hubbell, Inc. Class A ..........................................            167             9,155
     Hubbell, Inc. Class B ..........................................          2,200           131,538
    *Hudson Highland Group, Inc. ....................................          1,500             6,945
    *Hurco Cos., Inc. ...............................................            300             7,836
    *Huron Consulting Group, Inc. ...................................          1,187            42,744
    *ICF International, Inc. ........................................          1,300            30,394
     IDEX Corp. .....................................................          3,741           132,618
    *IHS, Inc. ......................................................            500            41,995
    *II-VI, Inc. ....................................................          3,223            61,269
     Illinois Tool Works, Inc. ......................................          3,330           161,938
     Ingersoll-Rand P.L.C. ..........................................          2,342            72,906
   #*InnerWorkings, Inc. ............................................          2,600            23,530
    *Innovative Solutions & Support, Inc. ...........................            400             1,904
     Insperity, Inc. ................................................          1,300            33,514
     Insteel Industries, Inc. .......................................            912             9,403
    *Integrated Electrical Services, Inc. ...........................            200               488
     Interface, Inc. Class A ........................................          1,185            15,452
    *Interline Brands, Inc. .........................................          1,700            25,330
     International Shipholding Corp. ................................            300             6,102
     Intersections, Inc. ............................................          1,100            18,579
    #Iron Mountain, Inc. ............................................          3,180            98,357
     J.B. Hunt Transport Services, Inc. .............................            900            38,079
   #*Jacobs Engineering Group, Inc. .................................          3,700           143,560
    *JetBlue Airways Corp. ..........................................         18,644            83,525
     John Bean Technologies Corp. ...................................          1,400            22,596
     Joy Global, Inc. ...............................................            800            69,760
    *Kadant, Inc. ...................................................            500            10,825
     Kaman Corp. ....................................................          1,500            49,875
    *Kansas City Southern ...........................................          3,100           195,827
    *KAR Auction Services, Inc. .....................................          4,944            67,980
     Kaydon Corp. ...................................................          1,700            53,482
     KBR, Inc. ......................................................          2,863            79,906
     Kelly Services, Inc. Class A ...................................          1,900            31,065
     Kennametal, Inc. ...............................................          4,000           155,560
    *Key Technology, Inc. ...........................................            200             2,256
    *Kforce, Inc. ...................................................          1,700            21,692
     Kimball International, Inc. Class B ............................          1,522             8,569
    *Kirby Corp. ....................................................          3,100           190,774
     Knight Transportation, Inc. ....................................          4,400            66,880
     Knoll, Inc. ....................................................          1,700            25,925
    *Korn/Ferry International .......................................          2,086            33,313
     L.B. Foster Co. Class A ........................................            600            15,300
     L.S. Starrett Co. Class A ......................................            230             2,783
     Landstar System, Inc. ..........................................            700            31,241
     Lawson Products, Inc. ..........................................            400             6,668
    *Layne Christensen Co. ..........................................          1,000            25,190
     Lennox International, Inc. .....................................          1,500            48,285
     Lincoln Electric Holdings, Inc. ................................          4,200           152,880
    #Lindsay Corp. ..................................................            607            35,267
    *LMI Aerospace, Inc. ............................................            600            12,066
     LSI Industries, Inc. ...........................................          1,200             8,076
    *Lydall, Inc. ...................................................          1,100            12,056
    *M&F Worldwide Corp. ............................................          1,000            24,760
    *Manitowoc Co., Inc. (The) ......................................          2,400            26,592
     Manpower, Inc. .................................................          2,477           106,858
     Marten Transport, Ltd. .........................................          1,300            23,023

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Masco Corp. ....................................................          9,531   $        91,498
    *MasTec, Inc. ...................................................          4,546            98,285
     McGrath Rentcorp ...............................................          1,466            39,172
    *Meritor, Inc. ..................................................          1,477            14,061
   #*Metalico, Inc. .................................................          2,369            10,708
     Met-Pro Corp. ..................................................            800             7,208
    *MFRI, Inc. .....................................................            300             2,139
    *Michael Baker Corp. ............................................            552            11,360
   #*Middleby Corp. .................................................          1,000            84,280
     Miller Industries, Inc. ........................................            800            16,352
     Mine Safety Appliances Co. .....................................          2,200            73,810
    *Mistras Group, Inc. ............................................          1,700            37,060
   #*Mobile Mini, Inc. ..............................................          2,300            41,722
    *Moog, Inc. Class A .............................................          2,225            86,174
    *Moog, Inc. Class B .............................................            262            10,255
     MSC Industrial Direct Co., Inc. Class A ........................            500            34,005
     Mueller Industries, Inc. .......................................          2,100            84,945
     Mueller Water Products, Inc. Class A ...........................          8,800            24,200
     Multi-Color Corp. ..............................................            700            18,557
    *MYR Group, Inc. ................................................          1,104            21,296
     NACCO Industries, Inc. Class A .................................            300            24,630
    *Navigant Consulting, Inc. ......................................          2,651            30,036
    *Navistar International Corp. ...................................            700            29,449
    *NN, Inc. .......................................................          1,000             8,840
     Nordson Corp. ..................................................          1,200            55,644
     Norfolk Southern Corp. .........................................          7,000           517,930
    *Northwest Pipe Co. .............................................            500            13,335
   #*Ocean Power Technologies, Inc. .................................            500             1,885
    *Old Dominion Freight Line, Inc. ................................          2,600            95,082
    *On Assignment, Inc. ............................................          2,065            22,281
    *Orion Energy Systems, Inc. .....................................            900             2,772
    *Orion Marine Group, Inc. .......................................            500             3,395
    *Owens Corning, Inc. ............................................          5,858           166,250
    *P.A.M. Transportation Services, Inc. ...........................            500             5,090
    #PACCAR, Inc. ...................................................          2,000            86,480
   #*Pacer International, Inc. ......................................          1,500             7,065
    #Pall Corp. .....................................................            700            35,819
     Parker Hannifin Corp. ..........................................          1,675           136,596
    *Park-Ohio Holdings Corp. .......................................            400             6,472
    #Pentair, Inc. ..................................................          4,442           159,690
    *PGT, Inc. ......................................................          2,600             3,796
    *Pike Electric Corp. ............................................          1,763            13,416
    *Pinnacle Airlines Corp. ........................................            800             2,056
    #Pitney Bowes, Inc. .............................................          1,100            22,418
   #*PMFG, Inc. .....................................................            999            20,430
    *Polypore International, Inc. ...................................            800            41,960
    *Powell Industries, Inc. ........................................            600            20,166
    *PowerSecure International, Inc. ................................            800             3,400
     Precision Castparts Corp. ......................................            800           130,520
     Preformed Line Products Co. ....................................            278            17,889
     Primoris Services Corp. ........................................          2,616            34,060
    *Quality Distribution, Inc. .....................................            889            10,019
     Quanex Building Products Corp. .................................          2,209            32,583
    *Quanta Services, Inc. ..........................................          5,256           109,798
    #R. R. Donnelley & Sons Co. .....................................         11,364           185,233
    *RailAmerica, Inc. ..............................................          3,500            47,845
     Raven Industries, Inc. .........................................            500            30,005
    *RBC Bearings, Inc. .............................................          1,500            60,750
    *RCM Technologies, Inc. .........................................            100               481
     Regal-Beloit Corp. .............................................          2,331           123,846
     Republic Services, Inc. ........................................          8,237           234,425

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Resources Connection, Inc. .....................................          2,700   $        29,943
    *Roadrunner Transportation Systems, Inc. ........................          1,501            25,052
     Robbins & Myers, Inc. ..........................................          2,875           128,484
    #Robert Half International, Inc. ................................          1,800            47,574
     Rockwell Automation, Inc. ......................................            900            60,885
     Rollins, Inc. ..................................................          2,400            52,272
     Roper Industries, Inc. .........................................          3,033           245,976
    *RSC Holdings, Inc. .............................................            449             4,382
    *Rush Enterprises, Inc. Class A .................................          1,700            32,810
     Ryder System, Inc. .............................................          3,600           183,384
    *Saia, Inc. .....................................................          1,100            14,685
    *Sauer-Danfoss, Inc. ............................................            700            27,104
     Schawk, Inc. ...................................................            200             2,698
    *School Specialty, Inc. .........................................            485             3,710
    *Shaw Group, Inc. ...............................................          5,050           117,463
     SIFCO Industries, Inc. .........................................            157             3,013
     Simpson Manufacturing Co., Inc. ................................          2,700            82,782
     SkyWest, Inc. ..................................................          2,800            37,548
    *SL Industries, Inc. ............................................            160             3,192
     Snap-on, Inc. ..................................................          2,829           151,832
     Southwest Airlines Co. .........................................         29,566           252,789
    *Sparton Corp. ..................................................            400             3,408
    *Spirit Aerosystems Holdings, Inc. Class A ......................          5,724            97,709
     SPX Corp. ......................................................          3,500           191,135
    *Standard Parking Corp. .........................................            400             7,036
    #Standard Register Co. ..........................................          1,100             2,849
     Standex International Corp. ....................................            800            30,888
     Stanley Black & Decker, Inc. ...................................          5,247           335,021
    #Steelcase, Inc. Class A ........................................          4,836            35,835
   #*Stericycle, Inc. ...............................................            600            50,148
    *Sterling Construction Co., Inc. ................................            832            10,358
     Sun Hydraulics, Inc. ...........................................            750            21,570
    *SYKES Enterprises, Inc. ........................................          2,405            38,312
    *Sypris Solutions, Inc. .........................................            600             1,902
     TAL International Group, Inc. ..................................          1,900            52,877
    *Taser International, Inc. ......................................          2,900            14,413
    *Team, Inc. .....................................................          1,200            30,012
    *Tecumseh Products Co. Class A ..................................            610             3,880
     Tennant Co. ....................................................            719            27,818
   #*Terex Corp. ....................................................          2,300            38,272
    *Tetra Tech, Inc. ...............................................          3,381            73,807
     Textainer Group Holdings, Ltd. .................................          2,500            68,625
    *Thomas & Betts Corp. ...........................................          3,693           183,505
     Timken Co. .....................................................          3,097           130,446
    #Titan International, Inc. ......................................          2,292            51,570
   #*Titan Machinery, Inc. ..........................................          1,100            25,663
     Toro Co. .......................................................            805            43,502
     Towers Watson & Co. ............................................          1,500            98,550
    *Trailer Bridge, Inc. ...........................................            400               160
    *TransDigm Group, Inc. ..........................................            320            30,054
    *TRC Cos., Inc. .................................................            600             2,622
    *Trex Co., Inc. .................................................            400             7,392
    *TriMas Corp. ...................................................          1,700            33,133
     Trinity Industries, Inc. .......................................          5,239           142,868
    #Triumph Group, Inc. ............................................          2,800           162,680
    *TrueBlue, Inc. .................................................          2,700            35,694
     Tutor Perini Corp. .............................................          1,900            27,607
     Twin Disc, Inc. ................................................            700            27,230
     Tyco International, Ltd. .......................................          9,400           428,170
    *Ultralife Corp. ................................................            900             4,068
     UniFirst Corp. .................................................            900            47,115

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Union Pacific Corp. ............................................          9,554   $       951,292
   #*United Continental Holdings, Inc. ..............................          7,767           150,058
     United Parcel Service, Inc. ....................................          2,700           189,648
   #*United Rentals, Inc. ...........................................          1,489            34,857
     United Stationers, Inc. ........................................          2,600            82,706
     United Technologies Corp. ......................................          4,777           372,510
     Universal Forest Products, Inc. ................................          1,100            30,877
     Universal Truckload Services, Inc. .............................            800            12,416
    *URS Corp. ......................................................          5,021           179,250
    *US Airways Group, Inc. .........................................          5,600            32,312
     US Ecology, Inc. ...............................................            910            16,435
    *USA Truck, Inc. ................................................            505             4,444
   #*USG Corp. ......................................................          4,900            45,374
     UTi Worldwide, Inc. ............................................          5,411            79,055
     Valmont Industries, Inc. .......................................          1,400           120,050
    *Verisk Analytics, Inc. Class A .................................            896            31,494
     Viad Corp. .....................................................          1,000            20,930
     Vicor Corp. ....................................................          1,600            14,640
    *Volt Information Sciences, Inc. ................................          1,000             6,300
     VSE Corp. ......................................................            200             4,864
     W.W. Grainger, Inc. ............................................            383            65,612
     Wabtec Corp. ...................................................          1,650           110,847
    #Waste Connections, Inc. ........................................          3,111           105,930
    #Waste Management, Inc. .........................................          4,340           142,916
    #Watsco, Inc. ...................................................          1,273            78,493
     Watsco, Inc. Class B ...........................................            100             6,236
     Watts Water Technologies, Inc. Class A .........................          1,941            61,122
    *WCA Waste Corp. ................................................          1,005             4,784
     Werner Enterprises, Inc. .......................................          4,200            99,540
    *WESCO International, Inc. ......................................          2,978           144,314
    *Willis Lease Finance Corp. .....................................            400             4,640
    #Woodward, Inc. .................................................          3,125           105,875
    *XPO Logistics, Inc. ............................................            425             5,380
                                                                                       ---------------
Total Industrials ...................................................                       23,668,517
                                                                                       ---------------
Information Technology -- (13.2%)
    *Accelrys, Inc. .................................................          2,554            16,933
     Accenture P.L.C. Class A .......................................          1,700           102,442
    *ACI Worldwide, Inc. ............................................          1,500            46,005
    *Acme Packet, Inc. ..............................................          1,200            43,452
    *Acorn Energy, Inc. .............................................            700             3,416
     Activision Blizzard, Inc. ......................................         10,000           133,900
    *Actuate Corp. ..................................................          2,400            15,600
    *Acxiom Corp. ...................................................          4,236            55,873
    *Adept Technology, Inc. .........................................            100               332
    *Adobe Systems, Inc. ............................................          4,650           136,757
    #ADTRAN, Inc. ...................................................          1,300            43,680
    *Advanced Analogic Technologies, Inc. ...........................          2,100             9,156
    *Advanced Energy Industries, Inc. ...............................          2,500            23,350
   #*Advanced Micro Devices, Inc. ...................................          5,500            32,065
   #*Advent Software, Inc. ..........................................          2,200            60,280
    *Agilysys, Inc. .................................................          1,500            12,735
    *Akamai Technologies, Inc. ......................................          1,500            40,410
   #*Alliance Data Systems Corp. ....................................            400            40,976
    *Alpha & Omega Semiconductor, Ltd. ..............................            129             1,090
     Altera Corp. ...................................................          1,214            46,035
    *Amdocs, Ltd. ...................................................          5,800           174,116
     American Software, Inc. Class A ................................          1,150             8,993
    *Amkor Technology, Inc. .........................................         10,300            49,852
     Amphenol Corp. .................................................          1,300            61,737
    *Amtech Systems, Inc. ...........................................            400             4,088

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Anadigics, Inc. ................................................          3,529   $         9,281
     Analog Devices, Inc. ...........................................          1,200            43,884
    *Anaren, Inc. ...................................................            699            13,372
    *Ancestry.com, Inc. .............................................          2,000            45,540
    *Anixter International, Inc. ....................................          1,833           107,579
    *ANSYS, Inc. ....................................................            900            48,924
   #*AOL, Inc. ......................................................          6,370            89,944
    *Apple, Inc. ....................................................          3,687         1,492,424
     Applied Materials, Inc. ........................................         12,525           154,308
    *Applied Micro Circuits Corp. ...................................          3,172            21,379
    *Ariba, Inc. ....................................................          2,200            69,696
    *Arris Group, Inc. ..............................................          6,300            67,788
    *Arrow Electronics, Inc. ........................................          5,018           180,899
   #*Aruba Networks, Inc. ...........................................          1,700            40,273
   #*AsiaInfo-Linkage, Inc. .........................................          2,500            25,050
    *Aspen Technology, Inc. .........................................          2,378            41,235
    *Atmel Corp. ....................................................          4,700            49,632
    *ATMI, Inc. .....................................................          1,650            33,660
    *AuthenTec, Inc. ................................................          1,700             6,205
    *Autodesk, Inc. .................................................          1,800            62,280
     Automatic Data Processing, Inc. ................................          1,700            88,961
     Avago Technologies, Ltd. .......................................          1,500            50,655
    *Aviat Networks, Inc. ...........................................          3,638             7,458
    *Avid Technology, Inc. ..........................................          2,200            13,640
    *Avnet, Inc. ....................................................          4,428           134,213
     AVX Corp. ......................................................          6,101            81,814
    *AXT, Inc. ......................................................          1,600             7,520
     Bel Fuse, Inc. Class B .........................................            400             7,152
    *Benchmark Electronics, Inc. ....................................          3,500            48,090
    *BigBand Networks, Inc. .........................................          3,400             7,616
     Black Box Corp. ................................................          1,000            27,990
     Blackbaud, Inc. ................................................            900            25,227
    *Blue Coat Systems, Inc. ........................................          1,200            19,320
    *BMC Software, Inc. .............................................          1,350            46,926
    *Bottomline Technologies, Inc. ..................................          1,900            46,151
    *Brightpoint, Inc. ..............................................          4,400            44,660
    *Broadcom Corp. .................................................          1,745            62,977
     Broadridge Financial Solutions, Inc. ...........................          3,800            84,550
    *Brocade Communications Systems, Inc. ...........................         26,782           117,305
     Brooks Automation, Inc. ........................................          3,238            33,837
    *BSQUARE Corp. ..................................................            500             2,440
    *BTU International, Inc. ........................................            400             1,520
     CA, Inc. .......................................................          4,400            95,304
    *Cabot Microelectronics Corp. ...................................          1,321            50,885
   #*CACI International, Inc. Class A ...............................          1,700            93,313
    *Cadence Design Systems, Inc. ...................................          3,600            39,852
    *CalAmp Corp. ...................................................            800             2,952
    *Calix, Inc. ....................................................          1,792            15,608
   #*Callidus Software, Inc. ........................................          1,300             7,358
    *Cardtronics, Inc. ..............................................          1,100            27,423
    *Cascade Microtech, Inc. ........................................            700             2,583
     Cass Information Systems, Inc. .................................            634            24,846
    *CEVA, Inc. .....................................................          1,230            38,216
    *Checkpoint Systems, Inc. .......................................          2,300            30,475
    *CIBER, Inc. ....................................................          3,700            12,876
   #*Cirrus Logic, Inc. .............................................          3,500            58,240
     Cisco Sytems, Inc. .............................................         29,790           552,009
    *Citrix Systems, Inc. ...........................................            900            65,547
    *Clearfield, Inc. ...............................................            600             3,132
     Cognex Corp. ...................................................          2,200            74,558
    *Cognizant Technology Solutions Corp. ...........................          1,100            80,025

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Coherent, Inc. .................................................          1,388   $        70,746
     Cohu, Inc. .....................................................          1,100            12,199
     Communications Systems, Inc. ...................................            400             6,592
    *CommVault Systems, Inc. ........................................            924            39,344
     Computer Sciences Corp. ........................................          2,660            83,684
    *Computer Task Group, Inc. ......................................          1,200            15,324
    *Compuware Corp. ................................................         10,869            91,843
   #*comScore, Inc. .................................................            568            11,990
     Comtech Telecommunications Corp. ...............................          1,300            43,043
    *Comverge, Inc. .................................................            500               825
   #*Concur Technologies, Inc. ......................................            900            41,868
    *Concurrent Computer Corp. ......................................            100               419
    *Convergys Corp. ................................................          7,200            77,040
    *Convio, Inc. ...................................................          1,000             9,590
    *CoreLogic, Inc. ................................................          3,058            37,216
    *Cray, Inc. .....................................................          2,000            12,660
   #*Cree, Inc. .....................................................          5,080           135,331
     Crexendo, Inc. .................................................            100               283
    *CSG Systems International, Inc. ................................          1,700            24,208
    *CSR P.L.C. ADR .................................................            368             4,166
     CTC Media, Inc. ................................................          2,239            25,771
     CTS Corp. ......................................................          1,493            13,855
    *Cymer, Inc. ....................................................          1,900            82,555
    *Cypress Semiconductor Corp. ....................................          2,400            45,864
     Daktronics, Inc. ...............................................          2,700            27,270
    *Datalink Corp. .................................................            700             6,636
     DDi Corp. ......................................................          1,300            11,947
    *DealerTrack Holdings, Inc. .....................................          2,100            45,549
    *Dell, Inc. .....................................................         10,802           170,780
    *Deltek, Inc. ...................................................          1,382            10,172
   #*DG FastChannel, Inc. ...........................................          1,500            27,960
    *Dice Holdings, Inc. ............................................          2,600            26,468
     Diebold, Inc. ..................................................          3,500           112,980
    *Digi International, Inc. .......................................          1,600            20,464
    *Digimarc Corp. .................................................            100             2,675
    *Digital River, Inc. ............................................          1,700            31,161
    *Diodes, Inc. ...................................................          1,500            33,555
   #*Dolby Laboratories, Inc. .......................................            250             7,310
    *Dot Hill Systems Corp. .........................................          2,024             3,481
    *DSP Group, Inc. ................................................          1,600             9,888
     DST Systems, Inc. ..............................................          2,648           132,903
    *DTS, Inc. ......................................................            400            11,236
    *Dynamics Research Corp. ........................................            600             5,784
     Earthlink, Inc. ................................................          5,600            39,256
    *eBay, Inc. .....................................................         10,800           343,764
   #*Ebix, Inc. .....................................................          1,900            32,509
   #*Echelon Corp. ..................................................          1,167             7,889
    *Echo Global Logistics, Inc. ....................................          1,358            20,968
    *EchoStar Corp. Class A .........................................          2,256            59,468
     Electro Rent Corp. .............................................          1,300            20,891
    *Electro Scientific Industries, Inc. ............................          1,629            20,020
    *Electronic Arts, Inc. ..........................................          6,650           155,278
    *Electronics for Imaging, Inc. ..................................          2,922            43,830
    *EMC Corp. ......................................................         12,950           317,405
    *EMCORE Corp. ...................................................          3,800             3,762
    *Emulex Corp. ...................................................          4,300            36,034
    *Entegris, Inc. .................................................          7,383            66,152
   #*Entropic Communications, Inc. ..................................          1,253             7,292
    *Envestnet, Inc. ................................................          1,675            19,497
     EPIQ Systems, Inc. .............................................          2,100            29,946
    *ePlus, Inc. ....................................................            500            13,580

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Equinix, Inc. ..................................................          1,291   $       123,949
    *Euronet Worldwide, Inc. ........................................          2,800            54,236
    *Exar Corp. .....................................................          2,200            13,442
    *ExlService Holdings, Inc. ......................................          1,752            45,692
    *Extreme Networks ...............................................          5,200            15,340
   #*F5 Networks, Inc. ..............................................            800            83,160
    *Fabrinet .......................................................          1,800            22,320
     FactSet Research Systems, Inc. .................................            400            39,768
     Fair Isaac Corp. ...............................................          1,900            51,965
    *Fairchild Semiconductor International, Inc. ....................          7,300           109,281
    *FalconStor Software, Inc. ......................................          2,300             7,797
    *FARO Technologies, Inc. ........................................            900            37,602
    *FEI Co. ........................................................          2,500            99,400
     Fidelity National Information Services, Inc. ...................         10,874           284,681
   #*Finisar Corp. ..................................................          3,900            79,911
   #*First Solar, Inc. ..............................................          1,002            49,870
    *Fiserv, Inc. ...................................................          4,264           251,022
    *FormFactor, Inc. ...............................................          2,984            17,844
    *Forrester Research, Inc. .......................................          1,300            46,553
    *Fortinet, Inc. .................................................          2,600            59,956
    *Frequency Electronics, Inc. ....................................            400             3,308
    *FSI International, Inc. ........................................          1,863             4,602
    *Gartner Group, Inc. ............................................          1,100            42,372
    *Genpact, Ltd. ..................................................         10,055           162,388
     Global Payments, Inc. ..........................................          1,200            55,104
    *Globecomm Systems, Inc. ........................................          1,406            19,108
    *Google, Inc. ...................................................            862           510,856
    *GSI Group, Inc. ................................................          1,655            16,169
    *GSI Technology, Inc. ...........................................          1,600             7,840
   #*GT Advanced Technologies, Inc. .................................          5,500            45,100
    *GTSI Corp. .....................................................            100               442
    *Guidance Software, Inc. ........................................            500             3,005
    *Hackett Group, Inc. (The) ......................................          2,400             9,912
    *Harmonic, Inc. .................................................          6,600            36,300
     Heartland Payment Systems, Inc. ................................          1,758            38,254
     Hewlett-Packard Co. ............................................         17,500           465,675
    *Hittite Microwave Corp. ........................................          1,034            54,388
   #*Hutchinson Technology, Inc. ....................................            800             1,424
    *I.D. Systems, Inc. .............................................            100               549
    *IAC/InterActiveCorp ............................................          5,300           216,399
    *Identive Group, Inc. ...........................................          1,300             3,081
    *IEC Electronics Corp. ..........................................            450             2,669
   #*iGATE Corp. ....................................................            900            12,132
    *iGo, Inc. ......................................................          1,600             1,888
    *Ikanos Communications, Inc. ....................................            390               413
    *Imation Corp. ..................................................          1,900            12,768
    *Immersion Corp. ................................................          1,700            11,679
   #*Infinera Corp. .................................................          5,500            40,205
    *Informatica Corp. ..............................................            600            27,300
    *InfoSpace, Inc. ................................................          1,900            16,644
    *Ingram Micro, Inc. Class A .....................................          8,667           154,966
    *Innodata Isogen, Inc. ..........................................            600             2,100
    *Insight Enterprises, Inc. ......................................          2,800            47,320
    *Integrated Device Technology, Inc. .............................          7,851            47,734
    *Integrated Silicon Solution, Inc. ..............................          1,478            13,612
    #Intel Corp. ....................................................         45,700         1,121,478
    *Intellicheck Mobilisa, Inc. ....................................          1,100             1,040
    *Interactive Intelligence Group .................................            300             8,325
    #InterDigital, Inc. .............................................            797            34,630
    *Intermec, Inc. .................................................          3,000            24,210
    *Internap Network Services Corp. ................................          3,400            19,312

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     International Business Machines Corp. ..........................          4,100   $       756,983
    *International Rectifier Corp. ..................................          3,559            86,448
     Intersil Corp. Class A .........................................          8,200            98,154
    *Intevac, Inc. ..................................................          1,100             8,855
    *Intuit, Inc. ...................................................          1,000            53,670
    *iPass, Inc. ....................................................          2,100             2,772
    *IPG Photonics Corp. ............................................          2,100           111,006
    *Itron, Inc. ....................................................          1,500            55,185
    *Ixia ...........................................................          2,873            32,551
    *IXYS Corp. .....................................................          2,028            27,723
    #j2 Global Communications, Inc. .................................          2,200            67,716
     Jabil Circuit, Inc. ............................................          7,600           156,256
     Jack Henry & Associates, Inc. ..................................          2,300            74,543
    *JDA Software Group, Inc. .......................................          2,128            67,819
    *JDS Uniphase Corp. .............................................          8,700           104,400
    *Juniper Networks, Inc. .........................................          5,700           139,479
    *Kenexa Corp. ...................................................          1,272            29,091
     Keynote Systems, Inc. ..........................................            878            20,958
   #*KIT Digital, Inc. ..............................................          2,138            19,242
     KLA-Tencor Corp. ...............................................          4,939           232,578
    *Kulicke & Soffa Industries, Inc. ...............................          4,300            41,495
    *KVH Industries, Inc. ...........................................            700             5,152
    *Lam Research Corp. .............................................          2,961           127,293
    *Lattice Semiconductor Corp. ....................................          7,554            47,817
    *LeCroy Corp. ...................................................            600             6,156
    #Lender Processing Services, Inc. ...............................            550             9,653
    *Lexmark International, Inc. ....................................          4,290           135,993
   #*Limelight Networks, Inc. .......................................          5,487            15,254
     Linear Technology Corp. ........................................          1,800            58,158
    *Lionbridge Technologies, Inc. ..................................            178               482
    *Liquidity Services, Inc. .......................................          1,727            56,231
     Littlefuse, Inc. ...............................................          1,445            70,747
   #*LogMeIn, Inc. ..................................................            400            16,268
    *LoJack Corp. ...................................................          1,205             4,001
    *LoopNet, Inc. ..................................................          1,800            31,842
    *Loral Space & Communications, Inc. .............................            970            58,685
    *LSI Corp. ......................................................          8,600            53,750
    *LTX-Credence Corp. .............................................          2,900            18,357
    *Magma Design Automation, Inc. ..................................          1,022             5,396
    *Manhattan Associates, Inc. .....................................          1,000            42,350
     Marchex, Inc. Class B ..........................................          1,400            12,446
    *Marvell Technology Group, Ltd. .................................         15,397           215,404
     MasterCard, Inc. Class A .......................................            200            69,448
    *Mattersight Corp. ..............................................            100               505
    *Mattson Technology, Inc. .......................................          2,200             2,970
     Maxim Integrated Products, Inc. ................................          5,042           131,899
     Maximus, Inc. ..................................................          1,600            64,544
    *MaxLinear, Inc. Class A ........................................          1,000             5,820
   #*Maxwell Technologies, Inc. .....................................            270             5,392
    *Measurement Specialties, Inc. ..................................          1,100            34,331
    *MEMC Electronic Materials, Inc. ................................         12,600            75,474
    *MEMSIC, Inc. ...................................................          1,034             2,906
    *Mentor Graphics Corp. ..........................................          6,600            74,976
    *Mercury Computer Systems, Inc. .................................            700            10,220
     Mesa Laboratories, Inc. ........................................            100             3,724
     Methode Electronics, Inc. ......................................          2,200            20,438
     Micrel, Inc. ...................................................          3,000            33,060
    #Microchip Technology, Inc. .....................................          1,400            50,624
    *Micron Technology, Inc. ........................................         32,400           181,116
    *MICROS Systems, Inc. ...........................................            944            46,464
    *Microsemi Corp. ................................................          4,727            87,260

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Microsoft Corp. ................................................         19,016   $       506,396
    *MicroStrategy, Inc. ............................................            200            26,354
   #*Mindspeed Technologies, Inc. ...................................          2,100            11,676
   #*MIPS Technologies, Inc. ........................................          1,300             7,137
     MKS Instruments, Inc. ..........................................          2,705            72,061
     Mocon, Inc. ....................................................            200             3,114
     ModusLink Global Solutions, Inc. ...............................          2,008             8,393
     Molex, Inc. Class A ............................................          2,453            50,041
    *MoneyGram International, Inc. ..................................          9,500            24,320
    *Monolithic Power Systems, Inc. .................................          1,608            20,036
    *Monotype Imaging Holdings, Inc. ................................          2,130            28,904
    *Monster Worldwide, Inc. ........................................          5,745            53,026
   #*MoSys, Inc. ....................................................          2,000             7,740
    *Motorola Mobility Holdings, Inc. ...............................          2,500            97,200
     Motorola Solutions, Inc. .......................................          5,440           255,190
     MTS Systems Corp. ..............................................            800            29,336
    *Multi-Fineline Electronix, Inc. ................................          1,100            25,234
    *Nanometrics, Inc. ..............................................          1,660            28,021
    *NAPCO Security Technologies, Inc. ..............................             90               187
     National Instruments Corp. .....................................          3,256            86,968
    *NCI, Inc. Class A ..............................................            397             5,419
    *NCR Corp. ......................................................          2,000            38,080
   #*NetApp, Inc. ...................................................          1,900            77,824
    *NETGEAR, Inc. ..................................................          2,200            78,012
    *NetList, Inc. ..................................................            900             1,431
    *NetLogic Microsystems, Inc. ....................................            806            39,655
    *NetScout Systems, Inc. .........................................          2,100            34,419
   #*NetSuite, Inc. .................................................            550            20,922
    *Network Equipment Technologies, Inc. ...........................          1,600             3,056
    *NeuStar, Inc. ..................................................          3,700           117,623
    *Newport Corp. ..................................................          1,984            27,478
    *NIC, Inc. ......................................................          1,550            21,406
    *Novatel Wireless, Inc. .........................................          1,800             7,146
    *Novellus Systems, Inc. .........................................          3,800           131,290
   #*Nuance Communications, Inc. ....................................          7,400           195,952
    *NumereX Corp. Class A ..........................................            800             6,360
   #*NVIDIA Corp. ...................................................          8,216           121,597
   #*Oclaro, Inc. ...................................................          1,840             7,562
    *OmniVision Technologies, Inc. ..................................          3,080            50,235
    *ON Semiconductor Corp. .........................................          4,348            32,914
    *Online Resources Corp. .........................................          1,500             4,020
    *Openwave Systems, Inc. .........................................          3,900             6,045
    *Oplink Communications, Inc. ....................................          1,100            17,842
     OPNET Technologies, Inc. .......................................          1,300            56,862
    *Opnext, Inc. ...................................................          1,600             1,588
     Oracle Corp. ...................................................         19,757           647,437
    *ORBCOMM, Inc. ..................................................          1,950             5,362
    *OSI Systems, Inc. ..............................................          1,000            44,300
    *Parametric Technology Corp. ....................................          3,500            72,905
     Park Electrochemical Corp. .....................................          1,200            33,960
     Paychex, Inc. ..................................................          2,300            67,022
    *PC Connection, Inc. ............................................          1,700            14,195
    *PC Mall, Inc. ..................................................            700             3,689
    *PC-Tel, Inc. ...................................................            700             5,068
    *PDF Solutions, Inc. ............................................          1,700             8,789
    *Perceptron, Inc. ...............................................            300             1,696
    *Perficient, Inc. ...............................................          1,600            15,248
    *Pericom Semiconductor Corp. ....................................          1,300            11,037
    *Pervasive Software, Inc. .......................................            800             4,984
    *Photronics, Inc. ...............................................          3,900            24,453
    *Planar Systems, Inc. ...........................................            900             1,737

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    #Plantronics, Inc. ..............................................          2,000   $        66,820
    *Plexus Corp. ...................................................          1,800            46,260
    *PLX Technology, Inc. ...........................................          2,600             8,450
    *PMC-Sierra, Inc. ...............................................         12,700            80,518
    *Polycom, Inc. ..................................................          2,959            48,912
    #Power Integrations, Inc. .......................................          1,500            53,445
   #*Power-One, Inc. ................................................          5,351            26,487
    *Presstek, Inc. .................................................            800               608
    *PRGX Global, Inc. ..............................................          1,500             8,010
    *Progress Software Corp. ........................................          4,100            86,346
    *PROS Holdings, Inc. ............................................            933            14,797
     Pulse Electronics Corp. ........................................          1,100             3,883
     QAD, Inc. Class A ..............................................            642             7,422
     QAD, Inc. Class B ..............................................            160             1,875
   #*QLIK Technologies, Inc. ........................................            900            25,713
    *QLogic Corp. ...................................................          5,700            79,629
     QUALCOMM, Inc. .................................................          6,708           346,133
    *Quantum Corp. ..................................................          4,896            12,779
    *Quest Software, Inc. ...........................................          4,400            77,396
    *QuinStreet, Inc. ...............................................            212             2,436
   #*Rackspace Hosting, Inc. ........................................            700            28,973
    *RadiSys Corp. ..................................................          1,330             7,794
    *Ramtron International Corp. ....................................          1,300             3,107
     RealNetworks, Inc. .............................................          1,807            17,636
    *Red Hat, Inc. ..................................................          1,800            89,370
    *Reis, Inc. .....................................................            600             5,868
   #*RF Micro Devices, Inc. .........................................         14,695           107,861
     Richardson Electronics, Ltd. ...................................            900            11,691
    *RightNow Technologies, Inc. ....................................            588            25,290
     Rimage Corp. ...................................................            500             5,550
    *Riverbed Technology, Inc. ......................................          1,400            38,612
    *Rofin-Sinar Technologies, Inc. .................................          1,391            36,166
    *Rogers Corp. ...................................................            900            38,853
    *Rosetta Stone, Inc. ............................................          1,000             9,930
    *Rovi Corp. .....................................................          1,300            64,402
    *Rubicon Technology, Inc. .......................................          1,486            15,484
    *Rudolph Technologies, Inc. .....................................          2,000            14,740
    *S1 Corp. .......................................................          2,700            26,271
    *Saba Software, Inc. ............................................          1,400             9,716
    *SAIC, Inc. .....................................................         11,000           136,730
   #*Salesforce.com, Inc. ...........................................            500            66,585
    *Sandisk Corp. ..................................................          2,600           131,742
    *Sanmina-SCI Corp. ..............................................          4,200            37,002
     Sapient Corp. ..................................................          5,800            71,688
    *ScanSource, Inc. ...............................................          1,900            66,044
    *SeaChange International, Inc. ..................................          2,000            16,880
     Seagate Technology .............................................         14,300           230,945
    *Semtech Corp. ..................................................          2,900            70,818
    *ShoreTel, Inc. .................................................          2,000            11,700
   #*Sigma Designs, Inc. ............................................          1,800            15,012
    *Silicon Graphics International Corp. ...........................          1,167            16,875
    *Silicon Image, Inc. ............................................          3,000            19,320
   #*Silicon Laboratories, Inc. .....................................          2,300            98,325
    *Skyworks Solutions, Inc. .......................................          2,000            39,620
    *Smith Micro Software, Inc. .....................................          2,100             2,457
    *SolarWinds, Inc. ...............................................          1,900            54,834
     Solera Holdings, Inc. ..........................................          1,400            76,482
    *Sonus Networks, Inc. ...........................................         12,883            34,140
   #*Sourcefire, Inc. ...............................................            500            13,775
    *Spansion, Inc. Class A .........................................          3,500            36,015
    *Spark Networks, Inc. ...........................................            100               310

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Spire Corp. ....................................................            400   $           500
    *SRS Labs, Inc. .................................................          1,100             7,733
    *SS&C Technologies Holdings, Inc. ...............................          4,100            65,026
    *Stamps.com, Inc. ...............................................            700            22,792
    *Standard Microsystems Corp. ....................................          1,200            29,712
    *StarTek, Inc. ..................................................            700             1,645
   #*STEC, Inc. .....................................................          3,500            39,620
    *Steel Excel, Inc. ..............................................            494            12,836
   #*Stratasys, Inc. ................................................            400            11,216
   #*SuccessFactors, Inc. ...........................................          1,497            39,970
    *Super Micro Computer, Inc. .....................................          1,560            24,960
    *Supertex, Inc. .................................................            628            11,593
    *Support.com, Inc. ..............................................          2,850             6,014
    *Sycamore Networks, Inc. ........................................          1,824            35,057
    *Symantec Corp. .................................................          4,800            81,648
    *Symmetricom, Inc. ..............................................          2,339            12,046
   #*Synaptics, Inc. ................................................          2,000            67,580
    *SYNNEX Corp. ...................................................          2,400            69,288
    *Synopsys, Inc. .................................................          4,817           129,144
     Syntel, Inc. ...................................................          1,200            58,680
    *Taleo Corp. ....................................................            207             6,707
    *Tech Data Corp. ................................................          2,750           135,245
    *TechTarget, Inc. ...............................................          1,712            12,686
    *Tekelec ........................................................          3,600            35,352
    *TeleCommunication Systems, Inc. Class A ........................          2,300             7,590
   #*TeleNav, Inc. ..................................................          2,000            17,140
    *TeleTech Holdings, Inc. ........................................          3,600            62,928
     Tellabs, Inc. ..................................................         19,900            86,167
     Telular Corp. ..................................................            500             2,995
   #*Teradata Corp. .................................................          1,350            80,541
   #*Teradyne, Inc. .................................................          8,089           115,834
     Tessco Technologies, Inc. ......................................            300             4,176
    *Tessera Technologies, Inc. .....................................          2,900            39,933
     Texas Instruments, Inc. ........................................          7,040           216,339
     TheStreet, Inc. ................................................          1,500             2,895
   #*THQ, Inc. ......................................................          3,100             6,603
    *TIBCO Software, Inc. ...........................................          1,804            52,118
    *Tier Technologies, Inc. ........................................            100               352
    *TiVo, Inc. .....................................................          5,200            56,316
    *TNS, Inc. ......................................................          1,234            24,100
     Total System Services, Inc. ....................................          5,460           108,599
    *Transact Technologies, Inc. ....................................            400             3,084
   #*Trident Microsystems, Inc. .....................................          1,500               810
    *Trimble Navigation, Ltd. .......................................            900            36,369
    *Triquint Semiconductor, Inc. ...................................          5,900            31,388
    *TTM Technologies, Inc. .........................................          2,400            26,808
    *Tyler Technologies, Inc. .......................................            700            22,099
    *Ultimate Software Group, Inc. ..................................             77             4,634
    *Ultra Clean Holdings, Inc. .....................................          1,300             7,124
    *Ultratech, Inc. ................................................          1,900            41,420
    *Unisys Corp. ...................................................          1,610            41,844
     United Online, Inc. ............................................          4,500            26,595
   #*Universal Display Corp. ........................................            523            24,492
    *USA Technologies, Inc. .........................................            300               438
   #*ValueClick, Inc. ...............................................          4,622            81,347
    *Varian Semiconductor Equipment Associates, Inc. ................          1,300            81,601
   #*Veeco Instruments, Inc. ........................................          2,200            58,718
    *VeriFone Systems, Inc. .........................................          1,200            50,652
    *Verint Systems, Inc. ...........................................            981            29,234
     VeriSign, Inc. .................................................          1,200            38,508
   #*Viasat, Inc. ...................................................          2,200            93,698

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Viasystems Group, Inc. .........................................            804   $        16,554
   #*VirnetX Holding Corp. ..........................................          1,600            34,480
    *Virtusa Corp. ..................................................          1,600            26,064
    #Visa, Inc. .....................................................         10,550           983,893
    *Vishay Intertechnology, Inc. ...................................          4,900            52,675
   #*Vishay Precision Group, Inc. ...................................            207             3,020
   #*VistaPrint N.V. ................................................            800            27,936
    *VMware, Inc. Class A ...........................................            400            39,100
    *Vocus, Inc. ....................................................            446             9,089
    *Volterra Semiconductor Corp. ...................................          1,519            36,000
     Wayside Technology Group, Inc. .................................            200             2,400
    *Web.com Group, Inc. ............................................          1,400            13,524
   #*WebMD Health Corp. .............................................            460            16,537
    *Websense, Inc. .................................................            849            15,146
    *Westell Technologies, Inc. Class A .............................          2,172             4,366
    *Western Digital Corp. ..........................................          5,332           142,044
     Western Union Co. (The) ........................................          3,800            66,386
    *Wright Express Corp. ...........................................          1,736            81,384
     Xerox Corp. ....................................................         45,304           370,587
     Xilinx, Inc. ...................................................          1,900            63,574
    *XO Group, Inc. .................................................          2,100            19,383
    *X-Rite, Inc. ...................................................          5,180            23,362
    *Xyratex, Ltd. ..................................................          1,500            20,460
    *Yahoo!, Inc. ...................................................         22,799           356,576
    *Zebra Technologies Corp. Class A ...............................          2,317            82,810
    *Zix Corp. ......................................................          1,800             4,464
    *Zygo Corp. .....................................................          1,100            16,874
                                                                                       ---------------
Total Information Technology ........................................                       28,935,759
                                                                                       ---------------
Materials -- (5.1%)
     A. Schulman, Inc. ..............................................          2,000            42,220
    *A.M. Castle & Co. ..............................................          1,500            20,535
    *AEP Industries, Inc. ...........................................            400            10,812
     Air Products & Chemicals, Inc. .................................          1,300           111,982
     Airgas, Inc. ...................................................          2,007           138,383
    #AK Steel Holding Corp. .........................................          5,900            49,147
     Albemarle Corp. ................................................          2,300           122,567
     Alcoa, Inc. ....................................................         20,500           220,580
     Allegheny Technologies, Inc. ...................................          2,750           127,600
   #*Allied Nevada Gold Corp. .......................................          1,571            59,667
    #AMCOL International Corp. ......................................          2,102            63,459
    *American Pacific Corp. .........................................            300             2,766
     American Vanguard Corp. ........................................          1,738            21,499
     AptarGroup, Inc. ...............................................          2,952           141,607
    *Arabian American Development Co. ...............................          1,000             4,560
     Ashland, Inc. ..................................................          3,655           193,569
    *Balchem Corp. ..................................................            800            29,496
     Ball Corp. .....................................................          1,000            34,570
    #Bemis Co., Inc. ................................................          6,116           171,921
     Boise, Inc. ....................................................          6,850            41,443
     Buckeye Technologies, Inc. .....................................          2,200            66,528
     Cabot Corp. ....................................................          3,743           112,964
    *Calgon Carbon Corp. ............................................          2,900            46,255
     Carpenter Technology Corp. .....................................          1,800           102,096
    *Century Aluminum Co. ...........................................          5,300            59,148
     CF Industries Holdings, Inc. ...................................          1,873           303,932
    *Chemtura Corp. .................................................          3,500            42,490
    *Clearwater Paper Corp. .........................................          1,400            46,382
     Cliffs Natural Resources, Inc. .................................          1,900           129,618
    *Coeur d'Alene Mines Corp. ......................................          5,400           138,078
     Commercial Metals Co. ..........................................          6,551            81,429

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Compass Minerals International, Inc. ...........................            400   $        30,428
    *Contango ORE, Inc. .............................................             20               280
    *Core Molding Technologies, Inc. ................................            153             1,330
    *Crown Holdings, Inc. ...........................................          1,300            43,927
     Cytec Industries, Inc. .........................................          3,400           151,878
     Deltic Timber Corp. ............................................            681            46,097
    #Domtar Corp. ...................................................          2,942           240,979
     Dow Chemical Co. (The) .........................................         16,159           450,513
     E.I. du Pont de Nemours & Co. ..................................          3,600           173,052
     Eagle Materials, Inc. ..........................................          2,600            53,508
    #Ecolab, Inc. ...................................................            600            32,304
    *Ferro Corp. ....................................................          1,600            10,352
     FMC Corp. ......................................................            400            31,556
     Freeport-McMoRan Copper & Gold, Inc. Class B ...................          5,300           213,378
     Friedman Industries, Inc. ......................................            400             4,192
   #*General Moly, Inc. .............................................          4,163            14,321
    *Georgia Gulf Corp. .............................................            728            13,177
    *Globe Specialty Metals, Inc. ...................................          4,100            68,347
   #*Golden Minerals, Co. ...........................................            900             6,309
    *Graphic Packaging Holding Co. ..................................         21,486            94,968
     Greif, Inc. Class A ............................................          1,800            80,604
     Greif, Inc. Class B ............................................            370            16,928
     H.B. Fuller Co. ................................................          2,700            58,023
    #Hawkins, Inc. ..................................................            650            24,882
     Haynes International, Inc. .....................................            800            46,792
    *Headwaters, Inc. ...............................................          3,100             5,456
   #*Hecla Mining Co. ...............................................         13,000            81,510
    *Horsehead Holding Corp. ........................................          1,750            15,190
     Huntsman Corp. .................................................         13,425           157,610
     Innophos Holdings, Inc. ........................................          1,400            61,586
    *Innospec, Inc. .................................................          1,300            39,260
     International Flavors & Fragrances, Inc. .......................            600            36,336
     International Paper Co. ........................................         12,200           337,940
    *Intrepid Potash, Inc. ..........................................          3,100            86,273
     Kaiser Aluminum Corp. ..........................................          1,300            60,398
    *KapStone Paper & Packaging Corp. ...............................          2,500            41,000
     KMG Chemicals, Inc. ............................................            700            10,178
     Koppers Holdings, Inc. .........................................            600            19,854
    *Kraton Performance Polymers, Inc. ..............................            500             9,840
     Kronos Worldwide, Inc. .........................................          1,952            43,315
    *Landec Corp. ...................................................          1,500             9,315
    *Louisiana-Pacific Corp. ........................................          7,550            50,208
    *LSB Industries, Inc. ...........................................          1,300            46,059
    #Martin Marietta Materials, Inc. ................................          2,500           180,425
    *Materion Corp. .................................................          1,100            29,084
     MeadWestavco Corp. .............................................          7,915           220,908
    *Mercer International, Inc. .....................................          1,900            13,072
    *Metals USA Holdings Corp. ......................................          1,300            14,157
     Minerals Technologies, Inc. ....................................            900            49,356
   #*Molycorp, Inc. .................................................            470            17,987
     Monsanto Co. ...................................................          2,309           167,980
     Mosaic Co. (The) ...............................................          2,600           152,256
     Myers Industries, Inc. .........................................          2,254            27,544
     Nalco Holding Co. ..............................................          1,300            49,023
     Neenah Paper, Inc. .............................................          1,008            16,632
    #NewMarket Corp. ................................................            500            97,070
     Newmont Mining Corp. ...........................................          4,200           280,686
     NL Industries, Inc. ............................................          2,700            39,258
    *Noranda Aluminum Holding Corp. .................................          2,400            22,224
     Nucor Corp. ....................................................          7,600           287,128
     Olin Corp. .....................................................          4,403            83,041

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Olympic Steel, Inc. ............................................            600   $        12,270
    *OM Group, Inc. .................................................          1,700            49,147
    *Omnova Solutions, Inc. .........................................          1,202             5,325
    *Owens-Illinois, Inc. ...........................................          4,116            82,649
     P.H. Glatfelter Co. ............................................          2,300            34,500
     Packaging Corp. of America .....................................          4,700           122,576
    *Penford Corp. ..................................................            590             3,015
     PolyOne Corp. ..................................................          5,060            56,621
     PPG Industries, Inc. ...........................................            783            67,659
     Praxair, Inc. ..................................................          1,400           142,338
     Quaker Chemical Corp. ..........................................            900            31,311
     Reliance Steel & Aluminum Co. ..................................          4,040           178,528
     Rock-Tenn Co. Class A ..........................................          2,669           157,978
    *Rockwood Holdings, Inc. ........................................          3,357           154,556
     Royal Gold, Inc. ...............................................          3,200           229,056
     RPM International, Inc. ........................................          5,475           123,023
    *RTI International Metals, Inc. .................................          1,900            50,141
     Schnitzer Steel Industries, Inc. Class A .......................          1,600            74,880
    #Scotts Miracle-Gro Co. Class A (The) ...........................            800            38,808
     Sealed Air Corp. ...............................................          5,900           105,020
     Sensient Technologies Corp. ....................................          3,200           118,272
     Sherwin-Williams Co. ...........................................            900            74,439
     Silgan Holdings, Inc. ..........................................          1,900            71,326
    *Solutia, Inc. ..................................................          3,407            55,364
    #Sonoco Products Co. ............................................          4,463           140,094
     Southern Copper Corp. ..........................................          2,166            66,453
    *Spartech Corp. .................................................            700             2,842
     Steel Dynamics, Inc. ...........................................          4,580            57,204
     Stepan Co. .....................................................            700            54,103
   #*Stillwater Mining Co. ..........................................          4,900            55,664
     Temple-Inland, Inc. ............................................          5,346           170,056
    #Texas Industries, Inc. .........................................          1,600            48,000
    #Titanium Metals Corp. ..........................................          7,907           132,442
   #*U.S. Gold Corp. ................................................          2,806            12,739
    *United States Lime & Minerals, Inc. ............................            400            22,000
    #United States Steel Corp. ......................................          3,800            96,368
    *Universal Stainless & Alloy Products, Inc. .....................            400            15,060
     Valhi, Inc. ....................................................            476            28,127
     Valspar Corp. ..................................................          4,201           146,489
    #Vulcan Materials Co. ...........................................          5,200           162,708
     Walter Energy, Inc. ............................................            550            41,608
     Wausau Paper Corp. .............................................          2,300            17,250
     Westlake Chemical Corp. ........................................          2,800           115,388
     Worthington Industries, Inc. ...................................          3,800            65,664
    *WR Grace & Co. .................................................          1,700            71,043
     Zep, Inc. ......................................................          1,200            18,288
    *Zoltek Cos., Inc. ..............................................          2,200            15,950
                                                                                       ---------------
Total Materials .....................................................                       11,098,929
                                                                                       ---------------
Other -- (0.0%)
  .#*Atlas Energy, Inc. Escrow Shares ...............................          3,850                --
   .*Gerber Scientific, Inc. Escrow Shares ..........................          1,200                --
   .*J. Crew Group, Inc. Escrow Shares ..............................            300                --
                                                                                       ---------------
Total Other .........................................................                               --
                                                                                       ---------------
Telecommunication Services -- (3.7%)
    *AboveNet, Inc. .................................................          1,336            79,292
   #*American Tower Corp. ...........................................          1,800            99,180
     AT&T, Inc. .....................................................        124,404         3,646,281
     Atlantic Tele-Network, Inc. ....................................            712            27,020
    *Cbeyond, Inc. ..................................................          1,878            15,475

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Telecommunication Services -- (Continued)
     CenturyLink, Inc. ..............................................         11,330   $       399,496
    *Cincinnati Bell, Inc. ..........................................          7,600            24,472
    *Cogent Communications Group, Inc. ..............................          1,031            16,548
    #Consolidated Communications Holdings, Inc. .....................          1,900            35,872
   #*Crown Castle International Corp. ...............................          1,300            53,768
   #*FiberTower Corp. ...............................................          2,000             1,920
    #Frontier Communications Corp. ..................................         34,815           217,942
    *General Communications, Inc. Class A ...........................          2,700            25,515
     HickoryTech Corp. ..............................................            800             8,928
     IDT Corp. Class B ..............................................            901            10,362
   #*Iridium Communications, Inc. ...................................          3,600            22,896
   #*Leap Wireless International, Inc. ..............................          1,200             8,340
   #*Level 3 Communications, Inc. ...................................          1,539            41,076
    *MetroPCS Communications, Inc. ..................................         13,411           113,994
    *Neutral Tandem, Inc. ...........................................          1,700            17,918
    *NII Holdings, Inc. .............................................          4,601           108,262
     NTELOS Holdings Corp. ..........................................          1,800            34,236
    *PAETEC Holding Corp. ...........................................          4,600            25,208
    *Pendrell Corp. .................................................          1,846             4,578
    *Premiere Global Services, Inc. .................................          2,450            22,197
    *SBA Communications Corp. .......................................          1,200            45,708
    *Shenandoah Telecommunications Co. ..............................          1,349            18,292
    *Sprint Nextel Corp. ............................................        100,100           257,257
     SureWest Communications ........................................            860             9,864
    #Telephone & Data Systems, Inc. .................................          2,600            60,268
     Telephone & Data Systems, Inc. Special Shares ..................          2,400            50,208
    *tw telecom, Inc. ...............................................          3,350            61,975
    *United States Cellular Corp. ...................................          1,570            62,596
     USA Mobility, Inc. .............................................          1,200            15,684
     Verizon Communications, Inc. ...................................         60,896         2,251,934
    *Warwick Valley Telephone Co. ...................................            100             1,205
    #Windstream Corp. ...............................................         10,942           133,164
                                                                                       ---------------
Total Telecommunication Services ....................................                        8,028,931
                                                                                       ---------------
Utilities -- (2.7%)
    *AES Corp. ......................................................         31,896           357,873
    #AGL Resources, Inc. ............................................          2,000            83,880
     ALLETE, Inc. ...................................................          1,500            59,265
     Alliant Energy Corp. ...........................................            747            30,463
     Ameren Corp. ...................................................          1,359            43,325
     American Electric Power Co., Inc. ..............................          1,500            58,920
     American States Water Co. ......................................            700            24,458
     American Water Works Co., Inc. .................................          1,182            36,086
     Aqua America, Inc. .............................................          3,100            68,789
    #Artesian Resources Corp. .......................................            200             3,640
     Atmos Energy Corp. .............................................          2,364            81,132
     Avista Corp. ...................................................          2,100            53,445
    #Black Hills Corp. ..............................................          1,600            53,936
   #*Cadiz, Inc. ....................................................            300             2,883
     California Water Service Group .................................          1,600            29,712
    *Calpine Corp. ..................................................         11,042           167,507
     CenterPoint Energy, Inc. .......................................          3,100            64,604
     Central Vermont Public Service Corp. ...........................            500            17,685
     CH Energy Group, Inc. ..........................................            700            38,647
     Chesapeake Utilities Corp. .....................................            300            12,717
     Cleco Corp. ....................................................          1,600            58,992
    #CMS Energy Corp. ...............................................          2,400            49,968
     Connecticut Water Services, Inc. ...............................            400            10,696
    #Consolidated Edison, Inc. ......................................          1,605            92,881
     Consolidated Water Co., Ltd. ...................................            700             6,496
     Constellation Energy Group, Inc. ...............................          1,700            67,490

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
     Dominion Resources, Inc. .......................................          2,519   $       129,955
     DPL, Inc. ......................................................            900            27,315
    #DTE Energy Co. .................................................          1,400            72,954
     Duke Energy Corp. ..............................................          7,500           153,150
   #*Dynegy, Inc. ...................................................          7,060            25,910
     Edison International, Inc. .....................................          2,985           121,191
     El Paso Electric Co. ...........................................          1,500            48,045
     Empire District Electric Co. ...................................          1,500            29,955
     Entergy Corp. ..................................................            600            41,502
    #Exelon Corp. ...................................................          3,800           168,682
     FirstEnergy Corp. ..............................................          1,800            80,928
     Gas Natural, Inc. ..............................................            200             2,200
    *Genie Energy, Ltd. Class B .....................................            901             7,478
    *GenOn Energy, Inc. .............................................         42,594           129,912
    #Great Plains Energy, Inc. ......................................          3,000            62,220
     Hawaiian Electric Industries, Inc. .............................          1,799            45,569
     IDACORP, Inc. ..................................................          2,000            80,760
     Integrys Energy Group, Inc. ....................................            700            37,037
     ITC Holdings Corp. .............................................          1,260            91,577
    #Laclede Group, Inc. ............................................            900            36,108
     MDU Resources Group, Inc. ......................................          1,538            31,698
     MGE Energy, Inc. ...............................................            900            39,276
     Middlesex Water Co. ............................................            600            11,370
     National Fuel Gas Co. ..........................................            800            49,032
     New Jersey Resources Corp. .....................................          1,700            79,934
     NextEra Energy, Inc. ...........................................          2,300           129,720
     Nicor, Inc. ....................................................            500            28,125
    #NiSource, Inc. .................................................          2,033            44,909
    #Northeast Utilities, Inc. ......................................          1,800            62,226
    #Northwest Natural Gas Co. ......................................            977            45,645
     NorthWestern Corp. .............................................          1,300            44,785
    *NRG Energy, Inc. ...............................................          9,285           198,885
     NSTAR ..........................................................            500            22,545
    #NV Energy, Inc. ................................................          5,400            86,616
     OGE Energy Corp. ...............................................          1,000            51,740
     Oneok, Inc. ....................................................            815            61,981
     Ormat Technologies, Inc. .......................................          2,200            41,778
     Otter Tail Corp. ...............................................          1,234            23,952
     Pennichuck Corp. ...............................................            100             2,845
     Pepco Holdings, Inc. ...........................................          1,500            29,700
     PG&E Corp. .....................................................          1,700            72,930
    #Piedmont Natural Gas Co. .......................................          1,836            60,019
     Pinnacle West Capital Corp. ....................................            650            29,627
     PNM Resources, Inc. ............................................          3,005            54,030
     Portland General Electric Co. ..................................          1,600            39,264
     PPL Corp. ......................................................          1,800            52,866
     Progress Energy, Inc. ..........................................          1,100            57,310
     Public Service Enterprise Group, Inc. ..........................          7,001           235,934
     Questar Corp. ..................................................          8,000           154,160
    #SCANA Corp. ....................................................          1,100            46,508
     Sempra Energy ..................................................          1,333            71,622
     SJW Corp. ......................................................          1,000            23,280
     South Jersey Industries, Inc. ..................................          1,200            67,572
    #Southern Co. ...................................................          4,558           196,906
     Southwest Gas Corp. ............................................          1,900            75,012
    *Synthesis Energy Systems, Inc. .................................          2,400             3,696
     TECO Energy, Inc. ..............................................          2,000            37,140
     UGI Corp. ......................................................          2,863            82,082
     UIL Holdings Corp. .............................................          1,125            38,340
     UniSource Energy Corp. .........................................          1,300            48,464
     Unitil Corp. ...................................................            400            10,668

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
     Vectren Corp. ..................................................          1,748   $        49,608
    #Westar Energy, Inc. ............................................          3,000            81,780
     WGL Holdings, Inc. .............................................          1,300            55,653
    #Wisconsin Energy Corp. .........................................          1,870            60,644
     Xcel Energy, Inc. ..............................................          4,745           122,658
     York Water Co. .................................................            400             6,807
                                                                                       ---------------
Total Utilities .....................................................                        5,889,280
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                      188,894,793
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................        935,030           935,030
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (13.4%)
 (s)@DFA Short Term Investment Fund .................................     29,329,887        29,329,887
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/11 (Collateralized by $8,299 FHLMC, rates ranging from
        4.500% to 6.000%, maturities ranging from 07/01/30 to
        10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
        maturities ranging from 06/01/26 to 06/01/41, valued at
        $8,329) to be repurchased at $8,057 .........................   $          8             8,057
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                       29,337,944
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $206,008,132) ..............................................                  $   219,167,767
                                                                                       ===============

                      U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (88.6%)
Consumer Discretionary -- (12.0%)
    *1-800-FLOWERS.COM, Inc. Class A ................................            900   $         2,565
    *99 Cents Only Stores ...........................................          1,500            32,700
     A.H. Belo Corp. Class A ........................................            200             1,000
     Aaron's, Inc. ..................................................          1,500            40,140
    #Abercrombie & Fitch Co. ........................................          1,100            81,840
    *AC Moore Arts & Crafts, Inc. ...................................            300               474
     Advance Auto Parts, Inc. .......................................            400            26,028
   #*Aeropostale, Inc. ..............................................            600             8,196
   #*Amazon.com, Inc. ...............................................          2,100           448,371
    *AMC Networks, Inc. Class A .....................................            575            18,757
   #*American Apparel, Inc. .........................................          1,450             1,262
    *American Axle & Manufacturing Holdings, Inc. ...................            900             8,721
     American Eagle Outfitters, Inc. ................................          3,219            42,265
    *America's Car-Mart, Inc. .......................................            200             6,676
    *Amerigon, Inc. .................................................            600             9,204
    *ANN, INC. ......................................................          1,272            33,886
    *Apollo Group, Inc. Class A .....................................            800            37,880
     Arbitron, Inc. .................................................            600            23,838
    *Archipelago Learning, Inc. .....................................            667             6,797
    *Arctic Cat, Inc. ...............................................            300             6,093
    *Asbury Automotive Group, Inc. ..................................            500             9,325
    *Ascena Retail Group, Inc. ......................................          1,300            37,570
    *Ascent Capital Group, Inc. Class A .............................            600            27,294
    #Autoliv, Inc. ..................................................          1,322            76,372
    *AutoNation, Inc. ...............................................          2,800           109,032
    #Barnes & Noble, Inc. ...........................................          1,400            17,178
     Bassett Furniture Industries, Inc. .............................            500             3,775
   #*Beazer Homes USA, Inc. .........................................            600             1,290
     bebe stores, Inc. ..............................................          2,100            15,078
    *Bed Bath & Beyond, Inc. ........................................          1,300            80,392
     Belo Corp. Class A .............................................          2,882            18,272
    #Best Buy Co., Inc. .............................................          6,727           176,449
     Big 5 Sporting Goods Corp. .....................................            400             3,092
    *Big Lots, Inc. .................................................          2,100            79,149
   #*Blue Nile, Inc. ................................................            100             4,513
     Blyth, Inc. ....................................................            150             8,375
    #Books-A-Million, Inc. ..........................................            300               666
   #*BorgWarner, Inc. ...............................................          2,900           221,821
   #*Bridgepoint Education, Inc. ....................................          1,298            28,128
    *Brookfield Residential Properties, Inc. ........................            688             4,988
    #Buckle, Inc. ...................................................            750            33,420
    *Build-A-Bear-Workshop, Inc. ....................................            500             3,275
    *Cabela's, Inc. .................................................          1,600            39,872
     Cablevision Systems Corp. ......................................          2,300            33,281
    *Cache, Inc. ....................................................            200             1,052
     Callaway Golf Co. ..............................................          2,021            11,742
    *Cambium Learning Group, Inc. ...................................            900             2,970
    *Career Education Corp. .........................................            700            11,291
    *Caribou Coffee Co., Inc. .......................................            600             8,190
   #*CarMax, Inc. ...................................................          3,400           102,204
    *Carmike Cinemas, Inc. ..........................................            400             2,592
     Carnival Corp. .................................................          1,500            52,815
    *Carter's, Inc. .................................................          1,400            53,326
    *Casual Male Retail Group, Inc. .................................            900             3,735
     Cato Corp. Class A .............................................            200             5,126
    *Cavco Industries, Inc. .........................................            300            13,509
     CBS Corp. Class A ..............................................            300             7,911
     CBS Corp. Class B ..............................................          7,361           189,987

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Central European Media Enterprises, Ltd. Class A ...............          2,252   $        24,862
    *Charming Shoppes, Inc. .........................................          2,300             7,981
    *Charter Communications, Inc. Class A ...........................            113             5,191
     Chico's FAS, Inc. ..............................................          4,100            50,676
   #*Children's Place Retail Stores, Inc. (The) .....................            400            18,780
     Christopher & Banks Corp. ......................................            600             1,998
     Cinemark Holdings, Inc. ........................................          4,200            86,814
   #*Citi Trends, Inc. ..............................................            400             4,956
    *Clear Channel Outdoor Holdings, Inc. Class A ...................            600             6,600
     Coach, Inc. ....................................................          1,100            71,577
    *Coldwater Creek, Inc. ..........................................          1,498             1,573
    *Collective Brands, Inc. ........................................            900            13,149
     Collectors Universe, Inc. ......................................            300             4,638
     Columbia Sportswear Co. ........................................            800            42,992
     Comcast Corp. Class A ..........................................         22,649           531,119
     Comcast Corp. Special Class A ..................................          8,600           197,800
   #*Conn's, Inc. ...................................................            565             5,204
     Cooper Tire & Rubber Co. .......................................            400             5,732
    *Core-Mark Holding Co., Inc. ....................................            200             6,698
    *Crocs, Inc. ....................................................          1,700            30,039
     CSS Industries, Inc. ...........................................            242             5,101
    *Culp, Inc. .....................................................            400             3,432
    *Cumulus Media, Inc. ............................................            100               301
     D.R. Horton, Inc. ..............................................         11,461           127,561
     Darden Restaurants, Inc. .......................................          2,100           100,548
    *Deckers Outdoor Corp. ..........................................          1,500           172,860
    *dELiA*s, Inc. ..................................................            400               560
    *Delta Apparel, Inc. ............................................            231             4,160
     Destination Maternity Corp. ....................................            400             6,628
    *Dick's Sporting Goods, Inc. ....................................            600            23,454
    #Dillard's, Inc. Class A ........................................          1,500            77,295
    *DIRECTV Class A ................................................          5,852           266,032
   #*Discovery Communications, Inc. Class A .........................          2,200            95,612
    *Discovery Communications, Inc. Class C .........................          2,114            83,651
    *DISH Network Corp. .............................................          1,900            45,923
    *Dolan Co. ......................................................          1,300            11,375
   #*Dollar General Corp. ...........................................            500            19,830
    *Dollar Tree, Inc. ..............................................          1,200            95,952
   #*DreamWorks Animation SKG, Inc. Class A .........................          1,995            37,007
     Drew Industries, Inc. ..........................................            300             7,209
     DSW, Inc. Class A ..............................................          1,035            54,172
    *E.W. Scripps Co. Class A (The) .................................          1,507            12,568
   #*Eastman Kodak Co. ..............................................          5,800             6,438
   #*Education Management Corp. .....................................            329             6,534
     Einstein Noah Restaurant Group, Inc. ...........................            414             6,094
    *Emerson Radio Corp. ............................................            900             1,530
   #*Entercom Communications Corp. Class A ..........................            500             3,280
    #Ethan Allen Interiors, Inc. ....................................            700            13,860
    *Express, Inc. ..................................................          1,359            30,700
    *Federal-Mogul Corp. ............................................          2,576            43,431
     Finish Line, Inc. Class A (The) ................................          1,000            20,100
    *Fisher Communications, Inc. ....................................            400            11,616
     Foot Locker, Inc. ..............................................          4,651           101,671
   #*Ford Motor Co. .................................................         28,200           329,376
    *Fossil, Inc. ...................................................          1,050           108,843
     Fred's, Inc. Class A ...........................................            500             6,095
    *Fuel Systems Solutions, Inc. ...................................            400             9,336
    *Full House Resorts, Inc. .......................................            300               864
    *Furniture Brands International, Inc. ...........................            400               764
     Gaiam, Inc. ....................................................            700             2,709
     Gannett Co., Inc. ..............................................          5,566            65,067

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #Gap, Inc. ......................................................          7,581   $       143,281
    #Garmin, Ltd. ...................................................          3,100           106,609
    *Geeknet, Inc. ..................................................             50               974
    *General Motors Co. .............................................             36               931
    *Genesco, Inc. ..................................................            400            23,576
     Gentex Corp. ...................................................          2,800            84,336
     Genuine Parts Co. ..............................................          2,007           115,262
    *G-III Apparel Group, Ltd. ......................................            513            14,461
    *Global Sources, Ltd. ...........................................            600             4,374
    *Goodyear Tire & Rubber Co. .....................................          1,500            21,540
    *Gordmans Stores, Inc. ..........................................             17               238
    *Gray Television, Inc. ..........................................            800             1,520
     Group 1 Automotive, Inc. .......................................            400            18,224
     Guess?, Inc. ...................................................          1,814            59,844
    *Hanesbrands, Inc. ..............................................          2,900            76,473
    #Harley-Davidson, Inc. ..........................................          1,850            71,965
     Harman International Industries, Inc. ..........................            900            38,844
     Harte-Hanks, Inc. ..............................................          1,700            14,926
    #Hasbro, Inc. ...................................................          1,500            57,090
     Haverty Furniture Cos., Inc. ...................................            300             3,486
    *Heelys, Inc. ...................................................            400               796
    *Helen of Troy, Ltd. ............................................            846            24,475
   #*hhgregg, Inc. ..................................................            700             8,925
   #*Hibbett Sporting Goods, Inc. ...................................            200             8,238
    #Hillenbrand, Inc. ..............................................          1,100            23,221
     Home Depot, Inc. ...............................................         12,800           458,240
     Hooker Furniture Corp. .........................................            300             2,910
     Hot Topic, Inc. ................................................            800             6,048
   #*Hovnanian Enterprises, Inc. ....................................            400               576
    *HSN, Inc. ......................................................          1,155            41,199
    *Hyatt Hotels Corp. Class A .....................................            440            16,364
    *Iconix Brand Group, Inc. .......................................          2,600            46,670
     International Speedway Corp. Class A ...........................              5               119
     Interpublic Group of Cos., Inc. (The) ..........................          8,900            84,372
   #*iRobot Corp. ...................................................            463            15,677
   #*ITT Educational Services, Inc. .................................            500            30,980
    #J.C. Penney Co., Inc. ..........................................          4,900           157,192
    #JAKKS Pacific, Inc. ............................................            600            11,382
     Jarden Corp. ...................................................            500            16,015
    #Johnson Controls, Inc. .........................................          8,800           289,784
     Jones Group, Inc. (The) ........................................          3,000            33,510
    *Jos. A. Bank Clothiers, Inc. ...................................            600            32,064
    *Journal Communications, Inc. ...................................          1,300             5,018
    #KB Home ........................................................          1,900            13,243
    *Kenneth Cole Productions, Inc. Class A .........................            400             4,304
    *Kid Brands, Inc. ...............................................            500             1,465
    *Kirkland's, Inc. ...............................................            500             5,620
    *Knology, Inc. ..................................................          1,200            17,196
     Kohl's Corp. ...................................................          4,257           225,664
   #*K-Swiss, Inc. Class A ..........................................            700             3,150
    *Lakes Entertainment, Inc. ......................................            500             1,050
   #*Lamar Advertising Co. Class A ..................................          1,900            42,731
    *Las Vegas Sands Corp. ..........................................          2,000            93,900
    *La-Z-Boy, Inc. .................................................          1,500            15,240
    *Leapfrog Enterprises, Inc. .....................................          1,200             4,476
     Lear Corp. .....................................................          1,813            85,048
   #*Lee Enterprises, Inc. ..........................................          1,000               710
    #Leggett & Platt, Inc. ..........................................          5,817           127,392
    #Lennar Corp. Class A ...........................................          5,400            89,316
     Lennar Corp. Class B Voting ....................................          1,600            20,368
   #*Libbey, Inc. ...................................................            300             3,798

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Liberty Global, Inc. Class A ...................................          2,800   $       112,504
    *Liberty Global, Inc. Class C ...................................          3,000           115,110
    *Liberty Interactive Corp. Class A ..............................         11,152           183,227
    *Liberty Media Corp. - Liberty Capital Class A ..................          3,100           238,142
    *Liberty Media Corp. - Liberty Starz Class A ....................          1,822           124,443
    *Liberty Media Corp. - Liberty Starz Class B ....................             20             1,374
   #*Life Time Fitness, Inc. ........................................            500            21,565
     Lifetime Brands, Inc. ..........................................            200             2,446
     Limited Brands, Inc. ...........................................          4,900           209,279
    *LIN TV Corp. Class A ...........................................            400             1,248
     Lithia Motors, Inc. Class A ....................................            400             8,228
    *Live Nation Entertainment, Inc. ................................          7,660            71,927
    *LKQ Corp. ......................................................          4,405           128,538
   #*LodgeNet Interactive Corp. .....................................            600             1,200
     Lowe's Cos., Inc. ..............................................         12,513           263,023
   #*Lululemon Athletica, Inc. ......................................          1,000            56,480
    *M/I Homes, Inc. ................................................            500             3,735
     Mac-Gray Corp. .................................................            400             5,552
     Macy's, Inc. ...................................................          9,700           296,141
    *Madison Square Garden Co. (The) ................................          1,680            44,402
    *Maidenform Brands, Inc. ........................................            400             9,832
    *Marine Products Corp. ..........................................            700             3,871
    *MarineMax, Inc. ................................................            700             5,698
    #Marriott International, Inc. Class A ...........................          2,213            69,710
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................            700             2,709
     Mattel, Inc. ...................................................          3,700           104,488
    *McClatchy Co. (The) ............................................          1,600             2,512
     McDonald's Corp. ...............................................          4,200           389,970
     McGraw-Hill Cos., Inc. .........................................          3,314           140,845
   #*Media General, Inc. Class A ....................................            600             1,812
     Men's Wearhouse, Inc. (The) ....................................          1,400            43,232
    #Meredith Corp. .................................................          1,642            44,055
    *Meritage Homes Corp. ...........................................          1,100            19,525
   #*MGM Resorts International ......................................         11,814           136,097
    *Midas, Inc. ....................................................            300             2,736
    *Mohawk Industries, Inc. ........................................          3,800           200,070
     Monro Muffler Brake, Inc. ......................................            300            11,127
     Morningstar, Inc. ..............................................          1,063            62,685
    *Motorcar Parts of America, Inc. ................................            440             4,365
     Movado Group, Inc. .............................................            400             6,692
    *Nathan's Famous, Inc. ..........................................            200             3,774
     National CineMedia, Inc. .......................................          1,435            17,364
    *Nautilus, Inc. .................................................            296               598
    *Navarre Corp. ..................................................            595               916
   #*Netflix, Inc. ..................................................          1,000            82,080
    *New York & Co., Inc. ...........................................          1,300             3,471
    *New York Times Co. Class A (The) ...............................          5,400            41,148
     Newell Rubbermaid, Inc. ........................................          3,280            48,544
     News Corp. Class A .............................................         26,724           468,204
     News Corp. Class B .............................................          7,900           141,015
    *Nexstar Broadcasting Group, Inc. ...............................            500             4,550
     NIKE, Inc. Class B .............................................          4,786           461,131
     Nordstrom, Inc. ................................................          2,100           106,449
    #Nutrisystem, Inc. ..............................................            200             2,472
    *Office Depot, Inc. .............................................         12,382            28,355
    #Omnicom Group, Inc. ............................................          3,300           146,784
    *Orbitz Worldwide, Inc. .........................................          1,700             3,213
    *O'Reilly Automotive, Inc. ......................................          1,133            86,165
     Outdoor Channel Holdings, Inc. .................................            500             3,735
    *Overstock.com, Inc. ............................................            299             2,482
    *Pacific Sunwear of California, Inc. ............................          1,600             2,000

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Peet's Coffee & Tea, Inc. ......................................            300   $        19,116
     Penske Automotive Group, Inc. ..................................          1,600            32,624
     Pep Boys - Manny, Moe & Jack (The) .............................          1,600            18,400
    #PetMed Express, Inc. ...........................................            300             2,991
    #PetSmart, Inc. .................................................            800            37,560
   #*Pier 1 Imports, Inc. ...........................................          1,700            21,267
     Polaris Industries, Inc. .......................................          1,200            76,008
     Pool Corp. .....................................................            800            23,376
   #*Pulte Group, Inc. ..............................................            949             4,916
     PVH Corp. ......................................................          2,502           186,174
    *Quiksilver, Inc. ...............................................          5,500            18,425
     R.G. Barry Corp. ...............................................            400             4,444
   #*Radio One, Inc. Class D ........................................          1,000             1,310
    *RadioShack Corp. ...............................................          4,155            49,486
    #Ralph Lauren Corp. .............................................            500            79,395
    #Regal Entertainment Group ......................................          3,200            46,208
     Rent-A-Center, Inc. ............................................          1,500            51,225
    *Rentrak Corp. ..................................................            200             2,732
   #*Rue21, Inc. ....................................................            400            10,656
    #Ryland Group, Inc. (The) .......................................          1,200            16,200
    *Saga Communications, Inc. Class A ..............................            100             3,750
   #*Saks, Inc. .....................................................          3,900            41,223
     Salem Communications Corp. Class A .............................            400               996
    *Sally Beauty Holdings, Inc. ....................................          3,806            73,037
    #Scholastic Corp. ...............................................            800            21,480
     Scripps Networks Interactive, Inc. .............................          1,200            50,976
    *Sealy Corp. ....................................................            794             1,231
   #*Sears Holdings Corp. ...........................................          1,701           132,984
    *Select Comfort Corp. ...........................................            600            12,462
     Shiloh Industries, Inc. ........................................            200             1,580
    *Shoe Carnival, Inc. ............................................            200             5,458
    *Shutterfly, Inc. ...............................................            700            29,169
    *Signet Jewelers, Ltd. ADR ......................................          3,000           129,330
     Sinclair Broadcast Group, Inc. Class A .........................          1,000             9,580
   #*SIRIUS XM Radio, Inc. ..........................................          3,416             6,115
     Six Flags Entertainment Corp. ..................................          1,620            58,158
   #*Skechers U.S.A., Inc. Class A ..................................            700             9,982
     Skyline Corp. ..................................................            100               676
    #Sonic Automotive, Inc. Class A .................................            700            10,269
     Spartan Motors, Inc. ...........................................            700             3,430
     Stage Stores, Inc. .............................................            500             7,815
     Standard Motor Products, Inc. ..................................            500             7,775
   #*Standard Pacific Corp. .........................................          2,830             8,603
    *Stanley Furniture Co., Inc. ....................................            264               816
     Staples, Inc. ..................................................          9,744           145,770
     Starbucks Corp. ................................................          9,100           385,294
    *Starwood Hotels & Resorts Worldwide, Inc. ......................          2,200           110,242
    *Stein Mart, Inc. ...............................................          1,000             7,250
    *Steinway Musical Instruments, Inc. .............................            100             2,520
    *Steven Madden, Ltd. ............................................            700            25,830
    *Stoneridge, Inc. ...............................................            400             3,148
    #Strayer Education, Inc. ........................................              3               256
     Sturm Ruger & Co., Inc. ........................................            300             9,096
     Superior Industries International, Inc. ........................             90             1,646
    *Systemax, Inc. .................................................            600             9,078
   #*Talbots, Inc. ..................................................            293               771
     Target Corp. ...................................................          6,900           377,775
   #*Tempur-Pedic International, Inc. ...............................            800            54,448
   #*Tesla Motors, Inc. .............................................          1,700            49,929
     Thor Industries, Inc. ..........................................          1,400            37,016
     Tiffany & Co. ..................................................          2,178           173,652

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Time Warner Cable, Inc. ........................................          4,602   $       293,101
     Time Warner, Inc. ..............................................         19,906           696,511
     TJX Cos., Inc. (The) ...........................................          4,500           265,185
    *Toll Brothers, Inc. ............................................          7,115           124,086
     Tractor Supply Co. .............................................          1,200            85,128
    *Trans World Entertainment Corp. ................................          1,000             1,990
    *True Religion Apparel, Inc. ....................................            500            16,960
    *Tuesday Morning Corp. ..........................................          1,000             3,620
     Tupperware Brands Corp. ........................................          2,450           138,523
    *Ulta Salon Cosmetics & Fragrance, Inc. .........................            900            60,561
   #*Under Armour, Inc. Class A .....................................            900            75,969
    *Unifi, Inc. ....................................................            433             3,356
    *Universal Electronics, Inc. ....................................            600            11,154
   #*Urban Outfitters, Inc. .........................................            800            21,800
    *US Auto Parts Network, Inc. ....................................            600             3,360
     V.F. Corp. .....................................................          1,480           204,566
   #*Valassis Communications, Inc. ..................................          1,465            28,611
    *Valuevision Media, Inc. Class A ................................            600             1,968
     Viacom, Inc. Class A ...........................................            400            21,376
     Viacom, Inc. Class B ...........................................          4,200           184,170
     Virgin Media, Inc. .............................................          1,600            39,008
    *Visteon Corp. ..................................................            400            22,248
    *Vitamin Shoppe, Inc. ...........................................            676            25,492
    *WABCO Holdings, Inc. ...........................................          1,483            74,461
     Walt Disney Co. (The) ..........................................         25,114           875,976
    *Warnaco Group, Inc. ............................................          1,200            58,920
    #Washington Post Co. Class B ....................................            200            68,032
    #Weight Watchers International, Inc. ............................          1,000            74,620
    *West Marine, Inc. ..............................................            400             3,636
    *Wet Seal, Inc. Class A (The) ...................................          2,500            10,475
    #Whirlpool Corp. ................................................          2,100           106,701
     Wiley (John) & Sons, Inc. Class A ..............................          1,600            76,096
     Williams-Sonoma, Inc. ..........................................          3,400           127,636
    *Winnebago Industries, Inc. .....................................            398             3,240
     Wolverine World Wide, Inc. .....................................          1,600            60,688
    #World Wrestling Entertainment, Inc. ............................            600             6,306
     Wyndham Worldwide Corp. ........................................          3,300           111,111
     Yum! Brands, Inc. ..............................................          2,137           114,479
   #*Zale Corp. .....................................................            300             1,107
   #*Zumiez, Inc. ...................................................            700            15,925
                                                                                       ---------------
Total Consumer Discretionary ........................................                       20,046,394
                                                                                       ---------------
Consumer Staples -- (7.3%)
     Altria Group, Inc. .............................................         10,400           286,520
     Avon Products, Inc. ............................................          6,964           127,302
    #Brown-Forman Corp. Class B .....................................          1,300            97,149
    #Campbell Soup Co. ..............................................          1,872            62,244
     Church & Dwight Co., Inc. ......................................          2,600           114,868
     Clorox Co. (The) ...............................................          1,700           113,798
     Coca-Cola Co. (The) ............................................         15,900         1,086,288
     Coca-Cola Enterprises, Inc. ....................................          5,120           137,318
     Colgate-Palmolive Co. ..........................................          5,374           485,648
     ConAgra Foods, Inc. ............................................          4,600           116,518
    *Constellation Brands, Inc. Class A .............................          1,918            38,782
     Costco Wholesale Corp. .........................................          1,700           141,525
    *Craft Brewers Alliance, Inc. ...................................            500             3,275
     CVS Caremark Corp. .............................................         23,697           860,201
    *Dean Foods Co. .................................................          9,842            95,664
    *Dole Food Co., Inc. ............................................          1,060            11,215
     Dr. Pepper Snapple Group, Inc. .................................          4,300           161,035
    *Elizabeth Arden, Inc. ..........................................            600            20,568

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    *Energizer Holdings, Inc. .......................................            900   $        66,411
    *Estee Lauder Cos., Inc. ........................................          1,900           187,055
    #Flowers Foods, Inc. ............................................          4,800            96,912
    *Fortune Brands, Inc. ...........................................          1,068            52,791
     General Mills, Inc. ............................................          6,000           231,180
   #*Green Mountain Coffee Roasters, Inc. ...........................          1,950           126,789
    #H.J. Heinz Co. .................................................          2,800           149,632
   #*Heckmann Corp. .................................................          3,261            19,533
     Hershey Co. (The) ..............................................          1,000            57,230
    #Hormel Foods Corp. .............................................          3,498           103,086
     Inter Parfums, Inc. ............................................            550            10,142
     J.M. Smucker Co. ...............................................          2,800           215,656
     Kellogg Co. ....................................................          3,200           173,472
   #Kimberly-Clark Corp. ............................................          2,920           203,553
     Kraft Foods, Inc. Class A ......................................         20,857           733,749
     Kroger Co. (The) ...............................................          5,400           125,172
    *Mannatech, Inc. ................................................            155                95
     McCormick & Co., Inc. ..........................................          1,531            74,345
     Mead Johnson Nutrition Co. .....................................            800            57,480
   #*Medifast, Inc. .................................................            200             3,288
     Molson Coors Brewing Co. Class B ...............................            200             8,468
    #Nu Skin Enterprises, Inc. Class A ..............................            400            20,212
     Oil-Dri Corp. of America .......................................              2                40
    *Overhill Farms, Inc. ...........................................            400             1,548
     PepsiCo, Inc. ..................................................         13,991           880,733
     Philip Morris International, Inc. ..............................          8,500           593,895
    *Prestige Brands Holdings, Inc. .................................            900             9,522
     Procter & Gamble Co. (The) .....................................         22,581         1,444,958
     Reliv' International, Inc. .....................................            400               596
    *Revlon, Inc. ...................................................            650             9,575
     Reynolds American, Inc. ........................................          5,600           216,608
    #Safeway, Inc. ..................................................          9,700           187,889
     Sara Lee Corp. .................................................          6,178           109,968
    *Schiff Nutrition International, Inc. ...........................            600             7,332
    *Seneca Foods Corp. Class A .....................................            400             8,420
     Spartan Stores, Inc. ...........................................            400             6,848
    *Spectrum Brands Holdings, Inc. .................................          1,061            26,928
    #SUPERVALU, Inc. ................................................          9,242            74,121
     Sysco Corp. ....................................................          2,300            63,756
    #Tootsie Roll Industries, Inc. ..................................            449            11,122
    *United Natural Foods, Inc. .....................................             79             2,884
   #*USANA Health Sciences, Inc. ....................................            200             6,920
    #Walgreen Co. ...................................................          8,693           288,608
     Wal-Mart Stores, Inc. ..........................................         21,704         1,231,051
     WD-40 Co. ......................................................            300            13,206
     Whole Foods Market, Inc. .......................................          3,500           252,420
    *Winn-Dixie Stores, Inc. ........................................            800             5,072
                                                                                       ---------------
Total Consumer Staples ..............................................                       12,130,189
                                                                                       ---------------
Energy -- (11.6%)
     Alon USA Energy, Inc. ..........................................          1,500            11,400
   #*Alpha Natural Resources, Inc. ..................................          2,835            68,153
     Anadarko Petroleum Corp. .......................................          4,100           321,850
    #Apache Corp. ...................................................          4,107           409,180
     Arch Coal, Inc. ................................................          3,500            63,770
   #*ATP Oil & Gas Corp. ............................................            137             1,445
    *Atwood Oceanics, Inc. ..........................................          2,100            89,754
     Baker Hughes, Inc. .............................................          6,836           396,420
    *Basic Energy Services, Inc. ....................................          1,000            18,340
     Berry Petroleum Co. Class A ....................................          2,300            79,465
    *Bill Barrett Corp. .............................................          2,201            91,562

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Bolt Technology Corp. ..........................................            200   $         2,016
   #*BPZ Resources, Inc. ............................................          2,500             7,475
    *Brigham Exploration Co. ........................................          2,200            80,113
     Bristow Group, Inc. ............................................          1,400            69,692
     Cabot Oil & Gas Corp. ..........................................          2,700           209,844
    *Cal Dive International, Inc. ...................................          3,800             8,512
    *Callon Petroleum Co. ...........................................          1,000             4,710
    *Cameron International Corp. ....................................          2,174           106,830
    #CARBO Ceramics, Inc. ...........................................            700            95,095
   #*Carrizo Oil & Gas, Inc. ........................................          1,000            27,200
   #*Cheniere Energy, Inc. ..........................................            789             9,042
     Chesapeake Energy Corp. ........................................          8,604           241,944
     Chevron Corp. ..................................................         20,988         2,204,789
   .*China Natural Gas, Inc. ........................................            400               768
    #Cimarex Energy Co. .............................................          1,658           106,112
    *Clayton Williams Energy, Inc. ..................................            300            19,602
   #*Clean Energy Fuels Corp. .......................................          2,257            26,678
    *Cloud Peak Energy, Inc. ........................................          1,800            41,310
    *Complete Production Services, Inc. .............................          3,000            98,400
   #*Comstock Resources, Inc. .......................................          1,693            30,880
    *Concho Resources, Inc. .........................................          2,700           255,744
     ConocoPhillips .................................................          8,000           557,200
     Consol Energy, Inc. ............................................            800            34,208
    *Contango Oil & Gas Co. .........................................            600            38,604
   #*Continental Resources, Inc. ....................................          1,100            66,715
    *CREDO Petroleum Corp. ..........................................            200             1,930
     Crosstex Energy, Inc. ..........................................          2,100            27,363
    *CVR Energy, Inc. ...............................................          1,400            34,664
    *Dawson Geophysical Co. .........................................            300             8,670
     Delek US Holdings, Inc. ........................................          1,400            20,272
    *Denbury Resources, Inc. ........................................          8,372           131,440
     Devon Energy Corp. .............................................          6,004           389,960
     DHT Holdings, Inc. .............................................          2,900             4,640
    #Diamond Offshore Drilling, Inc. ................................          2,200           144,188
    *Double Eagle Petroleum Co. .....................................            400             3,552
   #*Dresser-Rand Group, Inc. .......................................          2,700           130,680
    *Dril-Quip, Inc. ................................................          1,320            85,932
     El Paso Corp. ..................................................          8,513           212,910
   #*Endeavour International Corp. ..................................          1,175            10,904
     Energen Corp. ..................................................          2,748           134,817
    *Energy Partners, Ltd. ..........................................          1,400            20,076
    *ENGlobal Corp. .................................................            600             1,566
     EOG Resources, Inc. ............................................          4,359           389,825
     EQT Corp. ......................................................          2,200           139,700
    *Evolution Petroleum Corp. ......................................            400             2,764
   #EXCO Resources, Inc. ............................................          1,900            23,959
    *Exterran Holdings, Inc. ........................................          2,300            21,850
     Exxon Mobil Corp. ..............................................         33,854         2,643,659
    *FMC Technologies, Inc. .........................................          3,900           174,798
    *Forest Oil Corp. ...............................................          2,407            28,066
   #*FX Energy, Inc. ................................................            600             3,552
   #*General Maritime Corp. .........................................          1,370               356
    *Geokinetics, Inc. ..............................................            400             1,308
    *GeoMet, Inc. ...................................................            348               369
    *GeoResources, Inc. .............................................            509            13,509
    *Global Industries, Ltd. ........................................          2,200            17,490
   #*GMX Resources, Inc. ............................................          2,387             5,968
   #*Goodrich Petroleum Corp. .......................................            560             8,876
   #*Green Plains Renewable Energy, Inc. ............................            900             9,414
     Gulf Island Fabrication, Inc. ..................................            600            16,710
    *Gulfmark Offshore, Inc. Class A ................................            900            37,431

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Gulfport Energy Corp. ..........................................          1,800   $        56,052
     Halliburton Co. ................................................          9,257           345,842
    *Harvest Natural Resources, Inc. ................................          1,100            11,737
    *Helix Energy Solutions Group, Inc. .............................          4,600            83,076
     Helmerich & Payne, Inc. ........................................          2,600           138,268
    *Hercules Offshore, Inc. ........................................          5,300            20,087
     Hess Corp. .....................................................          3,465           216,770
    *HKN, Inc. ......................................................            349               754
     HollyFrontier Corp. ............................................          2,938            90,167
    *Hornbeck Offshore Services, Inc. ...............................            641            21,050
    #Houston American Energy Corp. ..................................            500             7,830
   #*ION Geophysical Corp. ..........................................          4,900            37,338
    *James River Coal Co. ...........................................          1,300            13,455
    *Key Energy Services, Inc. ......................................          4,227            54,655
    *Lone Pine Resources, Inc. ......................................          1,474            11,099
     Lufkin Industries, Inc. ........................................          1,200            70,908
     Marathon Oil Corp. .............................................         13,606           354,164
     Marathon Petroleum Corp. .......................................          4,458           160,042
    *Matrix Service Co. .............................................            900             9,558
    *McDermott International, Inc. ..................................          4,813            52,847
   #*McMoran Exploration Co. ........................................          4,350            52,983
    *Mitcham Industries, Inc. .......................................            400             5,832
     Murphy Oil Corp. ...............................................          2,838           157,140
    *Nabors Industries, Ltd. ........................................          7,100           130,143
     National Oilwell Varco, Inc. ...................................          5,392           384,611
    *Natural Gas Services Group, Inc. ...............................            400             5,504
    *Newfield Exploration Co. .......................................          2,100            84,546
    *Newpark Resources, Inc. ........................................          3,200            28,576
    #Noble Energy, Inc. .............................................          2,222           198,513
   #*Northern Oil & Gas, Inc. .......................................              6               145
    *Oasis Petroleum, Inc. ..........................................          2,151            63,110
     Occidental Petroleum Corp. .....................................          5,829           541,747
    #Oceaneering International, Inc. ................................          3,400           142,222
    *Oil States International, Inc. .................................          1,978           137,689
    #Overseas Shipholding Group, Inc. ...............................            800             9,984
    *OYO Geospace Corp. .............................................            200            15,716
     Panhandle Oil & Gas, Inc. ......................................            200             6,664
    *Parker Drilling Co. ............................................          4,100            22,673
   #*Patriot Coal Corp. .............................................          2,600            32,656
     Patterson-UTI Energy, Inc. .....................................          5,600           113,792
     Peabody Energy Corp. ...........................................          1,200            52,044
     Penn Virginia Corp. ............................................            950             5,786
    *Petroleum Development Corp. ....................................            700            18,277
   #*PetroQuest Energy, Inc. ........................................          1,300             9,477
    *PHI, Inc. ......................................................            505            11,145
    *Pioneer Drilling Co. ...........................................          2,600            25,714
     Pioneer Natural Resources Co. ..................................          3,996           335,264
    *Plains Exploration & Production Co. ............................          4,510           142,065
     QEP Resources, Inc. ............................................          5,000           177,750
   #*Quicksilver Resources, Inc. ....................................          3,982            30,661
    *RAM Energy Resources, Inc. .....................................            400               328
    #Range Resources Corp. ..........................................          2,900           199,636
    *Rex Energy Corp. ...............................................          2,000            30,960
    *Rosetta Resources, Inc. ........................................          1,900            84,246
    *Rowan Cos., Inc. ...............................................          3,887           134,063
    #RPC, Inc. ......................................................          3,750            69,638
   #*SandRidge Energy, Inc. .........................................          9,999            76,592
     Schlumberger, Ltd. .............................................         16,550         1,215,928
     SEACOR Holdings, Inc. ..........................................            900            76,635
    *SemGroup Corp. Class A .........................................          1,268            35,479
    #Ship Finance International, Ltd. ...............................          1,693            24,227

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
     SM Energy Co. ..................................................          1,900   $       157,529
     Southern Union Co. .............................................          1,417            59,557
    *Southwestern Energy Co. ........................................          4,164           175,055
     Spectra Energy Corp. ...........................................          6,400           183,232
    *Stone Energy Corp. .............................................          1,600            38,864
    #Sunoco, Inc. ...................................................          2,023            75,316
   #*Superior Energy Services, Inc. .................................          2,411            67,797
    *Swift Energy Co. ...............................................          1,600            48,992
     Teekay Corp. ...................................................          2,863            73,751
   #*Tesco Corp. ....................................................            846            13,088
    *Tesoro Corp. ...................................................          7,000           181,580
    *Tetra Technologies, Inc. .......................................          2,500            23,750
    *TGC Industries, Inc. ...........................................            330             1,841
     Tidewater, Inc. ................................................          1,901            93,586
    *Toreador Resources Corp. .......................................            448             1,456
    *Transocean, Ltd. ...............................................             18             1,029
   #*Triangle Petroleum Corp. .......................................          1,300             7,332
   #*Tri-Valley Corp. ...............................................            700               125
    *Ultra Petroleum Corp. ..........................................          1,500            47,790
    *Union Drilling, Inc. ...........................................          1,000             7,490
    *Unit Corp. .....................................................          2,069           101,505
   #*Uranium Energy Corp. ...........................................            800             2,688
   #*USEC, Inc. .....................................................          2,251             4,727
    *VAALCO Energy, Inc. ............................................          2,200            14,982
    *Venoco, Inc. ...................................................            668             6,506
    *Verenium Corp. .................................................            300               756
    #W&T Offshore, Inc. .............................................          2,346            46,193
    *Warren Resources, Inc. .........................................          2,000             6,260
    *Weatherford International, Ltd. ................................          8,237           127,674
   #*Western Refining, Inc. .........................................          3,300            52,734
    *Westmoreland Coal Co. ..........................................            400             4,404
    *Whiting Petroleum Corp. ........................................          2,600           121,030
    *Willbros Group, Inc. ...........................................            800             4,072
     Williams Cos., Inc. (The) ......................................          4,300           129,473
     World Fuel Services Corp. ......................................          1,900            75,715
                                                                                       ---------------
Total Energy ........................................................                       19,401,729
                                                                                       ---------------
Financials -- (11.5%)
     1st Source Corp. ...............................................            300             7,212
    *1st United Bancorp, Inc. .......................................            156               808
    *21st Century Holding Co. .......................................            200               488
     ACE, Ltd. ......................................................          3,794           273,737
    *Affiliated Managers Group, Inc. ................................            600            55,566
    *Affirmative Insurance Holdings, Inc. ...........................            100               142
    #Aflac, Inc. ....................................................          3,079           138,832
    *Allegheny Corp. ................................................            208            66,003
     Allied World Assurance Co. Holdings AG .........................            600            34,860
     Allstate Corp. (The) ...........................................          7,899           208,060
     Alterra Capital Holdings, Ltd. .................................          1,403            30,417
    *Altisource Portfolio Solutions SA ..............................            500            20,125
     American Equity Investment Life Holding Co. ....................          1,100            11,924
     American Express Co. ...........................................          8,200           415,084
    *American International Group, Inc. .............................            600            14,814
     American National Insurance Co. ................................            600            42,876
     Ameriprise Financial, Inc. .....................................          1,700            79,356
    *Ameris Bancorp .................................................            203             2,040
    *AMERISAFE, Inc. ................................................            500            10,775
     AmTrust Financial Services, Inc. ...............................          1,200            30,456
     Aon Corp. ......................................................          2,159           100,653
    *Arch Capital Group, Ltd. .......................................          3,000           107,910
     Argo Group International Holdings, Ltd. ........................            400            12,076

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Arrow Financial Corp. ..........................................            218   $         5,088
     Aspen Insurance Holdings, Ltd. .................................          1,243            32,927
    *Asset Acceptance Capital Corp. .................................            900             2,700
     Associated Banc-Corp ...........................................          2,003            22,333
     Assurant, Inc. .................................................          1,600            61,664
     Assured Guaranty, Ltd. .........................................          3,300            42,042
     Asta Funding, Inc. .............................................            300             2,418
     Astoria Financial Corp. ........................................          2,100            17,430
    *Atlantic Coast Financial Corp. .................................             39                55
     Axis Capital Holdings, Ltd. ....................................          2,000            62,700
     Baldwin & Lyons, Inc. Class B ..................................             77             1,773
    #BancFirst Corp. ................................................            200             7,740
    *Bancorp, Inc. ..................................................            400             3,216
    #BancorpSouth, Inc. .............................................          2,000            19,540
    *BancTrust Financial Group, Inc. ................................            200               326
     Bank Mutual Corp. ..............................................            600             1,998
     Bank of America Corp. ..........................................        106,491           727,334
     Bank of Hawaii Corp. ...........................................            600            25,338
     Bank of Montreal ...............................................            282            16,686
     Bank of New York Mellon Corp. (The) ............................         14,070           299,411
     Bank of the Ozarks, Inc. .......................................            600            14,922
    *BankAtlantic Bancorp, Inc. Class A .............................            165               391
     BankFinancial Corp. ............................................            500             4,000
     Banner Corp. ...................................................            131             2,302
     BB&T Corp. .....................................................          5,805           135,489
    *Beneficial Mutual Bancorp, Inc. ................................          1,300            10,673
    *Berkshire Hathaway, Inc. .......................................            500            38,930
     Berkshire Hills Bancorp, Inc. ..................................            317             6,346
     BGC Partners, Inc. Class A .....................................            800             5,480
     BlackRock, Inc. ................................................            720           113,609
    *BofI Holding, Inc. .............................................             43               658
     BOK Financial Corp. ............................................            838            43,760
     Boston Private Financial Holdings, Inc. ........................            900             6,822
     Brookline Bancorp, Inc. ........................................            800             6,688
     Brown & Brown, Inc. ............................................          2,100            46,368
     Bryn Mawr Bank Corp. ...........................................             65             1,193
     Calamos Asset Management, Inc. Class A .........................            500             6,245
     Camden National Corp. ..........................................            200             5,936
     Capital City Bank Group, Inc. ..................................            200             2,038
     Capital One Financial Corp. ....................................          5,596           255,513
     CapitalSource, Inc. ............................................          7,360            46,810
     Capitol Federal Financial, Inc. ................................          2,956            32,782
     Cardinal Financial Corp. .......................................            600             6,444
    #Cash America International, Inc. ...............................            700            38,325
     Cathay General Bancorp .........................................          1,500            20,985
     CBOE Holdings, Inc. ............................................             78             2,038
   #*CBRE Group, Inc. ...............................................          3,900            69,342
     Center Bancorp, Inc. ...........................................            336             3,118
    *Center Financial Corp. .........................................            200             1,314
     Centerstate Banks, Inc. ........................................            500             2,840
    #Charles Schwab Corp. (The) .....................................          5,616            68,964
     Chemical Financial Corp. .......................................            500            10,065
    #Chubb Corp. (The) ..............................................          3,100           207,855
     Cincinnati Financial Corp. .....................................          2,612            75,591
    *CIT Group, Inc. ................................................          4,203           146,475
     Citigroup, Inc. ................................................         29,860           943,277
    *Citizens, Inc. .................................................          1,000             7,840
    #City Holding Co. ...............................................            300             9,858
     City National Corp. ............................................            800            33,936
     Clifton Savings Bancorp, Inc. ..................................            300             3,054
     CNA Financial Corp. ............................................          3,300            87,780

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *CNO Financial Group, Inc. ......................................          3,600   $        22,500
    #CoBiz Financial, Inc. ..........................................            800             4,240
    #Cohen & Steers, Inc. ...........................................            402            10,922
     Columbia Banking System, Inc. ..................................            600            11,442
     Comerica, Inc. .................................................          4,712           120,392
     Commerce Bancshares, Inc. ......................................          2,185            84,778
    #Community Bank System, Inc. ....................................            700            17,892
     Community Trust Bancorp, Inc. ..................................            100             2,833
   #*CompuCredit Holdings Corp. .....................................            318               992
    *Cowen Group, Inc. ..............................................            800             2,176
    *Credit Acceptance Corp. ........................................            700            48,244
    #Cullen Frost Bankers, Inc. .....................................          1,000            49,040
    #CVB Financial Corp. ............................................          2,300            22,333
     Delphi Financial Group, Inc. Class A ...........................            900            23,832
    *DFC Global Corp. ...............................................            699            15,322
     Dime Community Bancshares, Inc. ................................            700             8,344
     Discover Financial Services ....................................          3,053            71,929
     Donegal Group, Inc. Class A ....................................            500             6,260
    *Doral Financial Corp. ..........................................          1,100             1,320
     Duff & Phelps Corp. ............................................            300             3,807
     East West Bancorp, Inc. ........................................          2,500            48,675
     Eastern Insurance Holdings, Inc. ...............................            200             2,648
    #Eaton Vance Corp. ..............................................            600            15,774
     Edelman Financial Group, Inc. ..................................            800             5,552
    *eHealth, Inc. ..................................................            500             7,425
    #EMC Insurance Group, Inc. ......................................            300             5,832
     Employers Holdings, Inc. .......................................            500             8,110
    *Encore Bancshares, Inc. ........................................            200             2,352
    *Encore Capital Group, Inc. .....................................            600            16,254
     Endurance Specialty Holdings, Ltd. .............................            700            26,040
    *Enstar Group, Ltd. .............................................            300            27,591
     Enterprise Financial Services Corp. ............................            100             1,543
     Epoch Holding Corp. ............................................            200             4,120
     Erie Indemnity Co. .............................................            600            47,370
     ESSA Bancorp, Inc. .............................................            400             4,416
     Evercore Partners, Inc. Class A ................................            200             5,488
     Everest Re Group, Ltd. .........................................          1,100            98,912
    *EZCORP, Inc. ...................................................            900            25,002
    #F.N.B. Corp. ...................................................          2,700            27,243
     FBL Financial Group, Inc. Class A ..............................            800            26,120
     Fidelity National Financial, Inc. Class A ......................          4,800            74,112
     Fifth Third Bancorp ............................................          5,500            66,055
     Financial Institutions, Inc. ...................................            300             4,914
    *First Acceptance Corp. .........................................          1,000             1,340
     First American Financial Corp. .................................            225             2,700
     First Bancorp ..................................................            200             2,536
     First Busey Corp. ..............................................            829             4,228
    *First California Financial Group, Inc. .........................            265               867
    *First Cash Financial Services, Inc. ............................            600            24,900
     First Commonwealth Financial Corp. .............................            800             3,688
     First Community Bancshares, Inc. ...............................            400             4,804
    *First Defiance Financial Corp. .................................            200             2,842
     First Financial Bancorp ........................................          1,307            21,435
    #First Financial Bankshares, Inc. ...............................            550            17,468
     First Financial Corp. ..........................................            100             3,286
     First Financial Holdings, Inc. .................................            300             2,235
    *First Financial Northwest, Inc. ................................            400             2,216
     First Interstate Bancsystem, Inc. ..............................            286             3,615
     First Merchants Corp. ..........................................            300             2,418
     First Midwest Bancorp, Inc. ....................................          1,600            14,416
     First Niagara Financial Group, Inc. ............................          6,813            62,611

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     First Pactrust Bancorp, Inc. ...................................            350   $         4,403
    *First Place Financial Corp. ....................................            400               336
    *First Security Group, Inc. .....................................             40               120
    *First South Bancorp, Inc. ......................................            200               800
     FirstMerit Corp. ...............................................          1,804            25,274
     Flagstone Reinsurance Holdings SA ..............................          1,399            11,878
     Flushing Financial Corp. .......................................            600             7,356
   #*Forest City Enterprises, Inc. Class A ..........................          6,189            84,666
     Fox Chase Bancorp, Inc. ........................................             47               595
     Franklin Resources, Inc. .......................................          1,300           138,619
     Fulton Financial Corp. .........................................          3,100            29,264
     Gallagher (Arthur J.) & Co. ....................................          2,000            61,800
     GAMCO Investors, Inc. ..........................................            100             4,710
    *Genworth Financial, Inc. Class A ...............................         10,100            64,438
     German American Bancorp, Inc. ..................................            200             3,474
     GFI Group, Inc. ................................................          2,300             9,936
     Glacier Bancorp, Inc. ..........................................          1,171            13,291
    *Gleacher & Co., Inc. ...........................................          1,106             1,416
    *Global Indemnity P.L.C. ........................................            450             9,086
     Goldman Sachs Group, Inc. (The) ................................          5,282           578,643
    #Great Southern Bancorp, Inc. ...................................            300             5,967
   #*Green Dot Corp. Class A ........................................             89             2,908
    *Greene Bancshares, Inc. ........................................            201               277
     Greenhill & Co., Inc. ..........................................            300            11,334
    *Greenlight Capital Re, Ltd. Class A ............................            700            15,771
    *Guaranty Bancorp ...............................................            600               798
    *Hallmark Financial Services, Inc. ..............................            500             3,880
     Hampden Bancorp, Inc. ..........................................            100             1,255
     Hancock Holding Co. ............................................          1,092            33,088
   #*Hanmi Financial Corp. ..........................................          1,100             1,100
     Hanover Insurance Group, Inc. (The) ............................            600            22,896
     Harleysville Group, Inc. .......................................            652            38,312
    *Harris & Harris Group, Inc. ....................................          1,200             4,716
     Hartford Financial Services Group, Inc. ........................          6,700           128,975
     HCC Insurance Holdings, Inc. ...................................          2,600            69,186
     Heartland Financial USA, Inc. ..................................            361             5,642
   #*Heritage Commerce Corp. ........................................            200               966
     Heritage Financial Group, Inc. .................................            167             1,765
    *HFF, Inc. ......................................................            933            10,263
    *Hilltop Holdings, Inc. .........................................            700             5,516
     Home Bancshares, Inc. ..........................................            668            15,665
     Home Federal Bancorp, Inc. .....................................            290             2,915
     Horace Mann Educators Corp. ....................................            600             8,070
     Hudson Valley Holding Corp. ....................................            111             2,411
     IBERIABANK Corp. ...............................................            500            25,860
     Independence Holding Co. .......................................            300             2,487
    #Independent Bank Corp. .........................................            400            10,368
     Interactive Brokers Group, Inc. Class A ........................            800            12,304
   #*IntercontinentalExchange, Inc. .................................            500            64,940
     International Bancshares Corp. .................................          1,700            30,804
    *INTL FCStone, Inc. .............................................            459            11,126
     Invesco, Ltd. ..................................................          8,700           174,609
    *Investment Technology Group, Inc. ..............................            600             6,846
    *Investors Bancorp, Inc. ........................................          1,058            14,685
     Janus Capital Group, Inc. ......................................          1,800            11,808
    #Jefferies Group, Inc. ..........................................          2,500            33,150
     JMP Group, Inc. ................................................            400             2,968
     Jones Lang LaSalle, Inc. .......................................          1,200            77,544
     JPMorgan Chase & Co. ...........................................         51,554         1,792,017
    #KBW, Inc. ......................................................            600             8,496
     Kearny Financial Corp. .........................................            900             8,757

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Kemper Corp. ...................................................            800   $        21,512
    #Kennedy-Wilson Holdings, Inc. ..................................            295             3,664
     KeyCorp ........................................................         15,908           112,310
    *Knight Capital Group, Inc. Class A .............................          2,100            26,229
     Lakeland Bancorp, Inc. .........................................            525             4,877
     Lakeland Financial Corp. .......................................            300             7,167
    #Legg Mason, Inc. ...............................................          3,200            88,000
    *Leucadia National Corp. ........................................          1,546            41,479
     Life Partners Holdings, Inc. ...................................            313             2,150
     Lincoln National Corp. .........................................          3,900            74,295
     M&T Bank Corp. .................................................          2,841           216,229
     Maiden Holdings, Ltd. ..........................................            434             3,537
     MainSource Financial Group, Inc. ...............................            200             1,876
    *Markel Corp. ...................................................            200            77,300
     MarketAxess Holdings, Inc. .....................................            600            17,538
    *Marlin Business Services Corp. .................................            300             3,537
     Marsh & McLennan Cos., Inc. ....................................          4,200           128,604
    *Maui Land & Pineapple Co., Inc. ................................            400             1,756
     MB Financial, Inc. .............................................          1,200            19,884
   #*MBIA, Inc. .....................................................          2,643            23,258
    *MBT Financial Corp. ............................................            300               384
     Meadowbrook Insurance Group, Inc. ..............................          1,600            16,576
     Medallion Financial Corp. ......................................            300             3,570
     Mercury General Corp. ..........................................          1,700            73,610
    *Meridian Interstate Bancorp, Inc. ..............................            400             5,212
    *MetLife, Inc. ..................................................         10,100           355,116
   .*MF Global Holdings, Ltd. .......................................          2,600             1,560
    *MGIC Investment Corp. ..........................................          1,100             2,926
     Montpelier Re Holdings, Ltd. ...................................          1,800            31,500
    #Moody's Corp. ..................................................          1,797            63,776
     Morgan Stanley .................................................         15,792           278,571
   #*MSCI, Inc. .....................................................          1,126            37,597
    *Nara Bancorp, Inc. .............................................            800             6,784
    *National Financial Partners Corp. ..............................            700             9,569
     National Interstate Corp. ......................................            500            13,300
     National Penn Bancshares, Inc. .................................          2,700            21,060
    *Navigators Group, Inc. (The) ...................................            200             9,124
    #NBT Bancorp, Inc. ..............................................            500            10,760
     Nelnet, Inc. Class A ...........................................          1,100            23,628
   #*NeoStem, Inc. ..................................................            200               134
     New York Community Bancorp, Inc. ...............................          4,800            63,888
    *NewBridge Bancorp ..............................................            300             1,200
    *NewStar Financial, Inc. ........................................          1,100            11,792
     Northeast Community Bancorp, Inc. ..............................            300             1,734
     Northern Trust Corp. ...........................................          4,349           176,004
    #Northfield Bancorp, Inc. .......................................          1,000            13,810
     Northwest Bancshares, Inc. .....................................          2,050            25,564
     OceanFirst Financial Corp. .....................................            200             2,608
    *Ocwen Financial Corp. ..........................................          2,100            30,450
     Old National Bancorp ...........................................          2,000            23,140
     Old Republic International Corp. ...............................          3,585            31,691
    *Old Second Bancorp, Inc. .......................................            300               390
    *OmniAmerican Bancorp, Inc. .....................................            138             2,036
     OneBeacon Insurance Group, Ltd. Class A ........................            600             9,132
     Oriental Financial Group, Inc. .................................            500             5,295
     Oritani Financial Corp. ........................................          1,050            13,608
   #*Pacific Capital Bancorp ........................................             92             2,382
     Pacific Continental Corp. ......................................            400             3,468
     PacWest Bancorp ................................................            600            10,584
    #Park National Corp. ............................................            200            11,942
    *PartnerRe, Ltd. ................................................          1,500            93,330

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
   #*Penson Worldwide, Inc. .........................................            700   $           861
     Peoples Bancorp, Inc. ..........................................            300             3,969
    *PHH Corp. ......................................................          1,400            25,830
    *Phoenix Cos., Inc. (The) .......................................          2,600             3,874
    *PICO Holdings, Inc. ............................................            400             9,136
   #*Pinnacle Financial Partners, Inc. ..............................            500             7,505
    *Piper Jaffray Cos., Inc. .......................................            400             8,304
     Platinum Underwriters Holdings, Ltd. ...........................          1,100            38,093
     PNC Financial Services Group, Inc. .............................          4,000           214,840
    *Popular, Inc. ..................................................          4,383             8,152
    *Portfolio Recovery Associates, Inc. ............................            400            28,056
     Primerica, Inc. ................................................            194             4,390
    *Primus Guaranty, Ltd. ..........................................            500             2,920
    *Principal Financial Group, Inc. ................................          5,426           139,882
     PrivateBancorp, Inc. ...........................................            500             5,450
     ProAssurance Corp. .............................................            700            53,585
    *Progressive Corp. ..............................................          4,190            79,652
     Prosperity Bancshares, Inc. ....................................          1,100            42,339
     Protective Life Corp. ..........................................          1,379            25,649
     Provident Financial Services, Inc. .............................            900            11,655
     Provident New York Bancorp .....................................          1,000             6,950
    *Prudential Financial, Inc. .....................................          5,700           308,940
     Radian Group, Inc. .............................................          1,600             3,760
     Raymond James Financial, Inc. ..................................          2,100            63,777
     Regions Financial Corp. ........................................          8,722            34,277
     Reinsurance Group of America, Inc. .............................          1,192            62,258
     RenaissanceRe Holdings, Ltd. ...................................            600            40,872
     Renasant Corp. .................................................            400             5,768
     Republic Bancorp, Inc. Class A .................................              8               163
    *Republic First Bancorp, Inc. ...................................            300               489
     Resource America, Inc. Class A .................................            300             1,461
    *Riverview Bancorp, Inc. ........................................            100               232
    #RLI Corp. ......................................................            400            28,136
     Rockville Financial, Inc. ......................................            606             6,090
    *Rodman & Renshaw Capital Group, Inc. ...........................            700               518
     Roma Financial Corp. ...........................................            600             5,802
    #S&T Bancorp, Inc. ..............................................            504             9,410
     S.Y. Bancorp, Inc. .............................................            100             2,058
    *Safeguard Scientifics, Inc. ....................................            400             6,764
     Safety Insurance Group, Inc. ...................................            300            12,786
     Sandy Spring Bancorp, Inc. .....................................            200             3,402
     SCBT Financial Corp. ...........................................            300             8,859
     SeaBright Holdings, Inc. .......................................            700             5,026
    *Seacoast Banking Corp. of Florida ..............................             92               137
     SEI Investments Co. ............................................          1,970            31,894
     Selective Insurance Group, Inc. ................................            600             9,618
   #*Signature Bank .................................................            800            44,600
     Simmons First National Corp. Class A ...........................            300             7,788
    *Southern Community Financial Corp. .............................            300               316
     Southside Bancshares, Inc. .....................................            344             7,076
   #*Southwest Bancorp, Inc. ........................................            200               940
     StanCorp Financial Group, Inc. .................................          1,100            37,334
     State Auto Financial Corp. .....................................            800            10,632
     State Bancorp, Inc. ............................................            200             2,366
     State Street Corp. .............................................          9,600           387,744
     StellarOne Corp. ...............................................            400             4,796
     Sterling Bancorp ...............................................            500             4,125
    #Stewart Information Services Corp. .............................            300             3,012
    *Stifel Financial Corp. .........................................            916            29,193
   #*Suffolk Bancorp ................................................            100               851
    *Sun Bancorp, Inc. ..............................................            210               624

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     SunTrust Banks, Inc. ...........................................          4,780   $        94,309
    #Susquehanna Bancshares, Inc. ...................................          2,660            19,312
    *SVB Financial Group ............................................            800            36,752
     SWS Group, Inc. ................................................            700             3,857
     Symetra Financial Corp. ........................................            394             3,652
    #Synovus Financial Corp. ........................................          1,900             2,850
    #T. Rowe Price Group, Inc. ......................................          1,500            79,260
    #TCF Financial Corp. ............................................          2,600            27,664
     TD Ameritrade Holding Corp. ....................................          2,440            40,943
    *Tejon Ranch Co. ................................................            351             9,122
     Territorial Bancorp, Inc. ......................................            168             3,301
    *Texas Capital Bancshares, Inc. .................................            700            19,600
    *TFS Financial Corp. ............................................          2,609            24,029
    *TIB Financial Corp. ............................................             11               115
    #Tompkins Financial Corp. .......................................            220             8,675
     Torchmark Corp. ................................................          1,250            51,162
     Tower Bancorp, Inc. ............................................            200             5,144
     Tower Group, Inc. ..............................................            800            18,984
    #TowneBank ......................................................            300             3,738
     Transatlantic Holdings, Inc. ...................................            700            36,428
     Travelers Cos., Inc. (The) .....................................          5,200           303,420
    *Tree.com, Inc. .................................................             63               340
    #TriCo Bancshares ...............................................            400             5,932
     Trustco Bank Corp. .............................................          1,800             8,928
     Trustmark Corp. ................................................          1,200            26,568
     U.S. Bancorp ...................................................         13,641           349,073
     UMB Financial Corp. ............................................            600            22,122
     Umpqua Holdings Corp. ..........................................          2,200            25,190
    #United Bankshares, Inc. ........................................            440            10,446
   #*United Community Banks, Inc. ...................................            183             1,352
     United Financial Bancorp, Inc. .................................            400             6,456
     United Fire & Casualty Co. .....................................            600            11,286
     Universal Insurance Holdings, Inc. .............................          1,000             4,220
     Univest Corp. of Pennsylvania ..................................            220             3,346
     Unum Group .....................................................          7,000           166,880
     Validus Holdings, Ltd. .........................................          2,156            58,988
    #Valley National Bancorp ........................................          2,818            33,816
     ViewPoint Financial Group ......................................            280             3,604
    *Virginia Commerce Bancorp, Inc. ................................            400             2,544
    *Virtus Investment Partners, Inc. ...............................            105             6,552
    #Waddell & Reed Financial, Inc. .................................            700            19,411
     Washington Banking Co. .........................................            400             4,728
     Washington Federal, Inc. .......................................          2,700            36,855
     Washington Trust Bancorp, Inc. .................................            300             7,044
    *Waterstone Financial, Inc. .....................................            700             1,813
     Webster Financial Corp. ........................................          1,800            35,352
     Wells Fargo & Co. ..............................................         88,785         2,300,419
     WesBanco, Inc. .................................................            400             7,944
     West Bancorporation, Inc. ......................................            300             2,952
    *West Coast Bancorp .............................................            159             2,374
    #Westamerica Bancorporation .....................................            300            13,446
    *Western Alliance Bancorp .......................................          1,400             9,100
     Westfield Financial, Inc. ......................................            600             4,266
     Westwood Holdings Group, Inc. ..................................             71             2,601
     White Mountains Insurance Group, Ltd. ..........................            200            84,000
     Willis Group Holdings P.L.C. ...................................          1,255            45,569
    *Wilshire Bancorp, Inc. .........................................            600             2,052
     Wintrust Financial Corp. .......................................            506            14,613
    *World Acceptance Corp. .........................................            400            27,060
    #WR Berkley Corp. ...............................................          1,600            55,696
     XL Group P.L.C. ................................................          6,486           141,006

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Yadkin Valley Financial Corp. ..................................            200   $           424
     Zions Bancorporation ...........................................          3,695            64,145
    *ZipRealty, Inc. ................................................            700             1,323
                                                                                       ---------------
Total Financials ....................................................                       19,246,436
                                                                                       ---------------
Health Care -- (9.6%)
    *Abaxis, Inc. ...................................................            400            11,224
     Abbott Laboratories ............................................         11,400           614,118
    *ABIOMED, Inc. ..................................................            800            12,048
   #*Accretive Health, Inc. .........................................            413             9,834
    *Accuray, Inc. ..................................................          1,081             4,324
     Aetna, Inc. ....................................................          5,700           226,632
    *Agilent Technologies, Inc. .....................................          4,400           163,108
    *Air Methods Corp. ..............................................            300            24,246
    *Alere, Inc. ....................................................          1,900            49,514
    *Align Technology, Inc. .........................................            600            13,818
    #Allergan, Inc. .................................................          4,600           386,952
    *Allscripts Healthcare Solutions, Inc. ..........................          3,240            62,046
    *Alphatec Holdings, Inc. ........................................          1,200             2,484
   #*AMERIGROUP Corp. ...............................................          1,200            66,756
     Amgen, Inc. ....................................................          4,325           247,693
     Analogic Corp. .................................................            200            10,816
    *AngioDynamics, Inc. ............................................            400             6,164
    *Anika Therapeutics, Inc. .......................................            100               610
   #*athenahealth, Inc. .............................................            265            14,021
    *AtriCure, Inc. .................................................            100             1,116
    *AVANIR Pharmaceuticals, Inc. ...................................             63               188
    *AVEO Pharmaceuticals, Inc. .....................................            842            13,523
     Bard (C.R.), Inc. ..............................................            400            34,380
     Baxter International, Inc. .....................................          4,200           230,916
    #Becton Dickinson & Co. .........................................          2,100           164,283
    *BioClinica, Inc. ...............................................            200               894
   #*BioCryst Pharmaceuticals, Inc. .................................            600             1,842
    *Biogen Idec, Inc. ..............................................          2,800           325,808
    *Boston Scientific Corp. ........................................         44,014           259,242
   #*Bovie Medical Corp. ............................................            300               780
     Bristol-Myers Squibb Co. .......................................         17,431           550,645
    *Brookdale Senior Living, Inc. ..................................          4,201            69,653
     Cardinal Health, Inc. ..........................................          3,300           146,091
   #*Cardium Therapeutics, Inc. .....................................            250               103
    *CareFusion Corp. ...............................................            729            18,662
    *Catalyst Health Solutions, Inc. ................................            900            49,473
    *Celgene Corp. ..................................................          2,600           168,558
   #*Cerner Corp. ...................................................          1,200            76,116
     Chemed Corp. ...................................................            200            11,872
     CIGNA Corp. ....................................................          6,900           305,946
   #*Codexis, Inc. ..................................................            651             3,001
    *Community Health Systems, Inc. .................................          2,119            37,040
     Computer Programs & Systems, Inc. ..............................            184             9,397
    *Conceptus, Inc. ................................................            700             8,064
    *CONMED Corp. ...................................................            200             5,254
     Cooper Cos., Inc. (The) ........................................            100             6,930
     Covidien P.L.C. ................................................          3,700           174,048
    *Cross Country Healthcare, Inc. .................................            700             3,500
    *CryoLife, Inc. .................................................            900             4,149
   #*Cubist Pharmaceuticals, Inc. ...................................          2,000            75,620
   #*Cumberland Pharmaceuticals, Inc. ...............................            290             1,670
   #*Curis, Inc. ....................................................            900             3,312
    *Cutera, Inc. ...................................................            200             1,428
    *Cyberonics, Inc. ...............................................            400            11,520
    *Cynosure, Inc. Class A .........................................            200             2,434

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *DaVita, Inc. ...................................................          1,300   $        91,000
    #DENTSPLY International, Inc. ...................................          1,400            51,744
    *DexCom, Inc. ...................................................            174             1,703
   #*Edwards Lifesciences Corp. .....................................          1,200            90,504
     Eli Lilly & Co. ................................................          5,400           200,664
    *Emdeon, Inc. Class A ...........................................            490             9,295
   #*Emeritus Corp. .................................................            600            10,626
    *Endo Pharmaceuticals Holdings, Inc. ............................          2,700            87,237
    *Exactech, Inc. .................................................            300             4,800
    *Express Scripts, Inc. ..........................................          4,300           196,639
    *Five Star Quality Care, Inc. ...................................            400             1,036
    *Furiex Pharmaceuticals, Inc. ...................................            175             2,485
   #*Genomic Health, Inc. ...........................................            200             4,280
   #*Gen-Probe, Inc. ................................................          1,000            60,100
    *Gentiva Health Services, Inc. ..................................            600             2,484
    *Gilead Sciences, Inc. ..........................................          5,700           237,462
    *Haemonetics Corp. ..............................................          1,072            65,338
    *Hanger Orthopedic Group, Inc. ..................................            700            12,159
    *Health Management Associates, Inc. .............................          4,700            41,172
   #*Health Net, Inc. ...............................................          1,611            44,770
    *HealthSouth Corp. ..............................................          1,000            17,660
    *Healthspring, Inc. .............................................          1,800            97,092
    *HealthStream, Inc. .............................................            600             9,108
    *Healthways, Inc. ...............................................            800             5,728
   #*Henry Schein, Inc. .............................................          1,751           121,379
   #*Hi-Tech Pharmacal Co., Inc. ....................................            200             7,104
    *HMS Holdings Corp. .............................................            900            21,996
    *Hologic, Inc. ..................................................          4,069            65,592
    *Hospira, Inc. ..................................................          3,900           122,655
     Humana, Inc. ...................................................          3,000           254,670
    *ICU Medical, Inc. ..............................................            200             7,862
   #*Idenix Pharmaceuticals, Inc. ...................................            600             3,600
   #*IDEXX Laboratories, Inc. .......................................            800            57,592
    *Illumina, Inc. .................................................            400            12,248
    *Impax Laboratories, Inc. .......................................          1,700            32,147
   #*Incyte Corp. ...................................................            803            11,057
    *Infinity Pharmaceuticals, Inc. .................................            418             3,164
    *Integra LifeSciences Holdings Corp. ............................            400            12,824
    *IntegraMed America, Inc. .......................................            300             2,403
    *Intuitive Surgical, Inc. .......................................            200            86,772
     Invacare Corp. .................................................            700            15,715
    *IPC The Hospitalist Co. ........................................            300            12,579
    *IRIS International, Inc. .......................................            400             3,624
    *ISTA Pharmaceuticals, Inc. .....................................          1,000             4,140
    *Jazz Pharmaceuticals, Inc. .....................................            300            11,688
     Johnson & Johnson ..............................................         23,875         1,537,311
    *Kensey Nash Corp. ..............................................            100             2,688
    *Kindred Healthcare, Inc. .......................................          1,079            12,570
    *Kinetic Concepts, Inc. .........................................          1,600           109,424
    *Lannet Co., Inc. ...............................................            400             1,636
     LeMaitre Vascular, Inc. ........................................            500             2,890
    *LHC Group, Inc. ................................................            400             6,276
    *Life Technologies Corp. ........................................          3,381           137,505
    *LifePoint Hospitals, Inc. ......................................          2,976           115,052
     Lincare Holdings, Inc. .........................................          1,250            29,438
    *Magellan Health Services, Inc. .................................            900            46,323
    *Masimo Corp. ...................................................            728            15,055
     McKesson Corp. .................................................          2,300           187,565
    *MedAssets, Inc. ................................................          1,200            12,792
    *MedCath Corp. ..................................................            117               842
    *Medco Health Solutions, Inc. ...................................          4,414           242,152

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Medical Action Industries, Inc. ................................            300   $         1,572
    *Medicines Co. (The) ............................................            659            12,336
     Medicis Pharmaceutical Corp. Class A ...........................          1,400            53,606
    *Medidata Solutions, Inc. .......................................            200             3,596
    *Mednax, Inc. ...................................................          1,800           118,440
    *MedQuist Holdings, Inc. ........................................            600             5,130
     Medtronic, Inc. ................................................         11,695           406,284
     Merck & Co., Inc. ..............................................         39,796         1,372,962
    *Merge Healthcare, Inc. .........................................            500             3,300
    #Meridian Bioscience, Inc. ......................................            261             4,755
    *Merit Medical Systems, Inc. ....................................            750            10,065
    *Metropolitan Health Networks, Inc. .............................            957             6,240
   #*Micromet, Inc. .................................................          1,052             6,912
   .*MiddleBrook Pharmaceuticals, Inc. ..............................            500                35
    *Molina Healthcare, Inc. ........................................          1,050            22,239
    *MWI Veterinary Supply, Inc. ....................................            230            17,365
    *Mylan, Inc. ....................................................          4,713            92,233
    *Myrexis, Inc. ..................................................            200               556
    *Myriad Genetics, Inc. ..........................................          2,200            46,816
    #National Healthcare Corp. ......................................            300            11,493
    *Natus Medical, Inc. ............................................            600             5,160
   #*NeurogesX, Inc. ................................................            300               330
   #*Novavax, Inc. ..................................................            700             1,106
   #*NuVasive, Inc. .................................................            700            10,374
    *NxStage Medical, Inc. ..........................................            396             9,104
     Omnicare, Inc. .................................................          2,800            83,496
    *Omnicell, Inc. .................................................            600             8,970
    *Onyx Pharmaceuticals, Inc. .....................................          1,400            57,302
    *OraSure Technologies, Inc. .....................................          1,200            11,148
    *Orthofix International N.V .....................................            449            15,764
     Owens & Minor, Inc. ............................................          1,200            35,904
    *Palomar Medical Technologies, Inc. .............................            400             3,404
    *Par Pharmaceutical Cos., Inc. ..................................            600            18,360
    *PAREXEL International Corp. ....................................            960            21,149
     Patterson Cos., Inc. ...........................................          3,919           123,331
    *PDI, Inc. ......................................................            200             1,288
    *PerkinElmer, Inc. ..............................................          4,200            86,814
     Pfizer, Inc. ...................................................         63,534         1,223,665
     Pharmaceutical Product Development, Inc. .......................          3,700           122,063
    *Pharmasset, Inc. ...............................................            600            42,240
    *PharMerica Corp. ...............................................            500             7,800
    *PSS World Medical, Inc. ........................................          1,200            26,700
    #Quality Systems, Inc. ..........................................            800            31,128
     Quest Diagnostics, Inc. ........................................          3,076           171,641
   #*Quidel Corp. ...................................................            600            10,716
    *RadNet, Inc. ...................................................            600             1,542
   #*ResMed, Inc. ...................................................            800            22,640
    *Rigel Pharmaceuticals, Inc. ....................................            700             5,495
    *Rochester Medical Corp. ........................................            200             1,600
    *Rockwell Medical Technologies, Inc. ............................            300             2,529
    *RTI Biologics, Inc. ............................................          1,200             5,400
    *SciClone Pharmaceuticals, Inc. .................................          1,444             6,079
   #*Select Medical Holdings Corp. ..................................          1,597            13,894
    *Sirona Dental Systems, Inc. ....................................          1,200            57,480
    *Solta Medical, Inc. ............................................            930             2,037
    *SonoSite, Inc. .................................................            200             6,198
    *Spectranetics Corp. ............................................            600             4,704
   #*Spectrum Pharmaceuticals, Inc. .................................          1,060            11,755
     St. Jude Medical, Inc. .........................................          1,500            58,500
   #*Staar Surgical Co. .............................................            500             4,500
   #*Stereotaxis, Inc. ..............................................          1,300             1,508

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
     STERIS Corp. ...................................................          1,763   $        54,618
     Stryker Corp. ..................................................          2,200           105,402
    *Sun Healthcare Group, Inc. .....................................            400             1,048
   #*Sunrise Senior Living, Inc. ....................................          1,000             5,500
    *SurModics, Inc. ................................................            200             2,108
    *Symmetry Medical, Inc. .........................................            600             5,454
    *Synovis Life Technologies, Inc. ................................            200             3,592
    *Team Health Holdings, Inc. .....................................          1,165            23,673
     Teleflex, Inc. .................................................            152             9,099
    *Theragenics Corp. ..............................................            600               900
    *Thermo Fisher Scientific, Inc. .................................          2,200           110,594
    *Thoratec Corp. .................................................          1,600            58,416
    *TranS1, Inc. ...................................................            300               546
    *Transcend Services, Inc. .......................................            236             6,450
    *Triple-S Management Corp. Class B ..............................            500             9,500
     UnitedHealth Group, Inc. .......................................         16,000           767,840
    *Vascular Solutions, Inc. .......................................            600             6,366
    *VCA Antech, Inc. ...............................................          1,400            28,448
    *Vertex Pharmaceuticals, Inc. ...................................            770            30,484
    *Viropharma, Inc. ...............................................          1,500            30,360
    *Warner Chilcott P.L.C. .........................................          1,500            27,180
   #*Waters Corp. ...................................................            600            48,072
    *Watson Pharmaceuticals, Inc. ...................................          2,200           147,752
    *WellCare Health Plans, Inc. ....................................          1,000            49,010
     WellPoint, Inc. ................................................          4,700           323,830
     West Pharmaceutical Services, Inc. .............................            900            34,983
     Young Innovations, Inc. ........................................            200             5,750
    *Zimmer Holdings, Inc. ..........................................          2,944           154,943
    *Zoll Medical Corp. .............................................            677            25,597
                                                                                       ---------------
Total Health Care ...................................................                       15,987,550
                                                                                       ---------------
Industrials -- (12.0%)
   #*3D Systems Corp. ...............................................          1,000            16,270
     3M Co. .........................................................          2,400           189,648
     A.O. Smith Corp. ...............................................          2,200            81,752
    #AAON, Inc. .....................................................            450             9,527
     AAR Corp. ......................................................            700            13,951
     ABM Industries, Inc. ...........................................          1,300            26,286
    *Acacia Research - Acacia Technologies ..........................            600            23,904
    *ACCO Brands Corp. ..............................................          1,300             8,931
     Aceto Corp. ....................................................            600             3,804
     Actuant Corp. Class A ..........................................          1,600            36,000
     Acuity Brands, Inc. ............................................            600            27,780
    *Advisory Board Co. (The) .......................................            300            18,375
    *AECOM Technology Corp. .........................................          4,952           103,596
    *Aegion Corp. ...................................................          1,000            14,790
   #*Aerovironment, Inc. ............................................            400            13,212
    *AGCO Corp. .....................................................          4,096           179,528
    *Air Transport Services Group, Inc. .............................          1,000             5,540
     Aircastle, Ltd. ................................................          2,100            25,473
     Alamo Group, Inc. ..............................................            200             4,770
    *Alaska Air Group, Inc. .........................................            600            39,918
     Albany International Corp. .....................................            900            20,331
     Alexander & Baldwin, Inc. ......................................            600            24,906
   #*Allegiant Travel Co. ...........................................            300            15,588
     Alliant Techsystems, Inc. ......................................          1,100            63,888
    *Altra Holdings, Inc. ...........................................            800            11,760
    *Amerco, Inc. ...................................................            300            22,713
    *Ameresco, Inc. Class A .........................................            546             6,001
    *American Railcar Industries, Inc. ..............................            600            13,236
    *American Reprographics Co. .....................................          1,200             4,788

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #American Science & Engineering, Inc. ...........................            100   $         6,802
     American Woodmark Corp. ........................................            400             6,804
     AMETEK, Inc. ...................................................            900            35,568
     Ampco-Pittsburgh Corp. .........................................            100             2,099
     Apogee Enterprises, Inc. .......................................          1,500            16,380
     Applied Industrial Technologies, Inc. ..........................          1,400            47,068
    *Argan, Inc. ....................................................            200             2,720
     Arkansas Best Corp. ............................................            300             6,180
    *Armstrong World Industries, Inc. ...............................            782            33,305
    *Astec Industries, Inc. .........................................          1,000            33,250
    *Astronics Corp. ................................................            200             6,080
    *Astronics Corp. Class B ........................................             20               605
    *Atlas Air Worldwide Holdings, Inc. .............................            500            19,260
     Avery Dennison Corp. ...........................................          1,900            50,540
    *Avis Budget Group, Inc. ........................................          1,900            26,790
     AZZ, Inc. ......................................................            300            13,398
    *Babcock & Wilcox Co. (The) .....................................          1,500            32,985
    #Badger Meter, Inc. .............................................            400            13,096
     Barnes Group, Inc. .............................................          1,850            43,050
     Barrett Business Services, Inc. ................................            200             3,174
    *BE Aerospace, Inc. .............................................          2,700           101,871
    *Beacon Roofing Supply, Inc. ....................................          1,700            31,331
     Belden, Inc. ...................................................            900            29,052
    *Blount International, Inc. .....................................            700            10,871
    *BlueLinx Holdings, Inc. ........................................          1,115             1,762
     Boeing Co. (The) ...............................................          3,300           217,107
     Brady Corp. Class A ............................................          1,750            53,760
     Briggs & Stratton Corp. ........................................          1,800            26,280
     Brink's Co. (The) ..............................................            500            13,895
   #*Broadwind Energy, Inc. .........................................          1,700               698
    *Builders FirstSource, Inc. .....................................            800             1,304
    #C.H. Robinson Worldwide, Inc. ..................................            600            41,658
    *CAI International, Inc. ........................................            400             6,244
     Carlisle Cos., Inc. ............................................          1,700            70,924
     Cascade Corp. ..................................................            500            21,550
    *Casella Waste Systems, Inc. ....................................            900             5,652
     Caterpillar, Inc. ..............................................          5,600           528,976
   #*CBIZ, Inc. .....................................................          1,400             8,862
     CDI Corp. ......................................................            500             6,565
     CECO Environmental Corp. .......................................            600             3,606
     Celadon Group, Inc. ............................................            500             5,505
    *Cenveo, Inc. ...................................................          1,000             3,750
    *Ceradyne, Inc. .................................................            600            20,076
    *Chart Industries, Inc. .........................................            300            16,953
     Chase Corp. ....................................................            200             2,800
    *Cintas Corp. ...................................................          3,600           107,604
     CIRCOR International, Inc. .....................................            400            13,928
     CLAROC, Inc. ...................................................          1,400            67,872
   #*Clean Harbors, Inc. ............................................          1,500            87,405
    *Coleman Cable, Inc. ............................................            200             2,034
   #*Colfax Corp. ...................................................          1,000            25,260
    *Columbus McKinnon Corp. ........................................            500             7,495
     Comfort Systems USA, Inc. ......................................            900             9,900
    *Commercial Vehicle Group, Inc. .................................            700             7,721
    *Consolidated Graphics, Inc. ....................................            200             9,112
     Con-way, Inc. ..................................................            800            23,576
     Cooper Industries P.L.C. .......................................          3,547           186,076
    *Copart, Inc. ...................................................          1,800            78,390
     Corporate Executive Board Co. ..................................            400            14,636
    *Corrections Corp. of America ...................................          2,800            62,244
    *CoStar Group, Inc. .............................................            168            10,337

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Courier Corp. ..................................................            400   $         3,476
     Covanta Holding Corp. ..........................................          2,318            33,982
    *CRA International, Inc. ........................................            400             7,728
     Crane Co. ......................................................            704            31,053
     CSX Corp. ......................................................          4,800           106,608
     Cubic Corp. ....................................................            600            28,272
     Cummins, Inc. ..................................................          3,800           377,834
     Curtiss-Wright Corp. ...........................................            602            19,734
     Danaher Corp. ..................................................          3,200           154,720
    #Deere & Co. ....................................................          3,300           250,470
    *Delta Air Lines, Inc. ..........................................          4,000            34,080
     Deluxe Corp. ...................................................            300             7,086
    *DigitalGlobe, Inc. .............................................          1,300            26,520
   #*Dollar Thrifty Automotive Group, Inc. ..........................            500            30,520
     Donaldson Co., Inc. ............................................          2,000           128,100
     Douglas Dynamics, Inc. .........................................            409             6,143
     Dover Corp. ....................................................          2,800           155,484
     Ducommun, Inc. .................................................            200             2,854
     Dun & Bradstreet Corp. (The) ...................................          2,115           141,409
    *DXP Enterprises, Inc. ..........................................            400             9,992
    *Dycom Industries, Inc. .........................................          1,000            19,430
     Dynamic Materials Corp. ........................................            497            10,785
   #*Eagle Bulk Shipping, Inc. ......................................          1,000             1,550
     Eaton Corp. ....................................................          4,700           210,654
    *EMCOR Group, Inc. ..............................................          1,600            40,112
     Emerson Electric Co. ...........................................          7,000           336,840
    #Encore Wire Corp. ..............................................            300             7,974
    *Ener1, Inc. ....................................................          1,300               157
   #*Energy Conversion Devices, Inc. ................................            800               392
    *Energy Recovery, Inc. ..........................................          1,000             3,070
    *EnergySolutions, Inc. ..........................................          1,400             5,278
    *EnerSys ........................................................          1,200            27,036
     Ennis, Inc. ....................................................            700            10,241
    *EnPro Industries, Inc. .........................................            500            17,220
     Equifax, Inc. ..................................................          2,400            84,360
    *ESCO Technologies, Inc. ........................................          1,418            43,348
    *Esterline Technologies Corp. ...................................          1,300            72,670
     Expeditors International of Washington, Inc. ...................          1,100            50,160
    *Exponent, Inc. .................................................            300            14,454
    #Fastenal Co. ...................................................          4,596           175,062
     Federal Signal Corp. ...........................................          1,269             5,990
     FedEx Corp. ....................................................          3,358           274,785
    *Flanders Corp. .................................................            600             1,776
    *Flow International Corp. .......................................            800             2,072
     Flowserve Corp. ................................................            500            46,345
     Fluor Corp. ....................................................          2,137           121,488
    *Fortune Brands Home & Security, Inc. ...........................          1,068            15,518
    #Forward Air Corp. ..............................................            400            13,100
    *Franklin Covey Co. .............................................            400             3,856
     Franklin Electric Co., Inc. ....................................            500            22,960
    *Freightcar America, Inc. .......................................            400             7,580
   #*FTI Consulting, Inc. ...........................................            952            37,518
    *Fuel Tech, Inc. ................................................            500             2,770
    *FuelCell Energy, Inc. ..........................................            200               214
    *Furmanite Corp. ................................................            400             2,668
     G & K Services, Inc. Class A ...................................            393            11,931
     Gardner Denver Machinery, Inc. .................................          1,300           100,529
     GATX Corp. .....................................................            264            10,027
   #*Genco Shipping & Trading, Ltd. .................................            400             3,600
    *Gencor Industries, Inc. ........................................            300             2,100
   #*GenCorp, Inc. ..................................................            500             2,430

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Generac Holdings, Inc. .........................................          1,850   $        42,291
   #*General Cable Corp. ............................................          1,700            47,668
     General Dynamics Corp. .........................................          3,800           243,922
     General Electric Co. ...........................................        135,409         2,262,684
    *Genesee & Wyoming, Inc. ........................................          1,400            82,894
    *GEO Group, Inc. (The) ..........................................          1,120            20,418
    *GeoEye, Inc. ...................................................            413            13,864
    *Gibraltar Industries, Inc. .....................................          1,000            11,160
    *Global Power Equipment Group, Inc. .............................            464            12,301
     Goodrich Corp. .................................................            600            73,578
    #Gorman-Rupp Co. (The) ..........................................            500            13,435
    *GP Strategies Corp. ............................................            300             3,546
     Graco, Inc. ....................................................            900            38,646
    *Graftech International, Ltd. ...................................          2,200            34,562
     Graham Corp. ...................................................            200             4,608
     Granite Construction, Inc. .....................................            962            21,645
     Great Lakes Dredge & Dock Corp. ................................          1,700             8,755
    *Greenbrier Cos., Inc. ..........................................            900            16,749
    *Griffon Corp. ..................................................          1,524            14,432
    *H&E Equipment Services, Inc. ...................................          1,100            12,067
     Hardinge, Inc. .................................................            200             1,744
     Harsco Corp. ...................................................          2,204            50,802
    *Hawaiian Holdings, Inc. ........................................            800             4,280
    #Healthcare Services Group, Inc. ................................            963            16,708
    #Heartland Express, Inc. ........................................          1,564            20,973
    #HEICO Corp. ....................................................            312            17,790
     HEICO Corp. Class A ............................................            625            24,569
     Heidrick & Struggles International, Inc. .......................            505             9,989
     Herman Miller, Inc. ............................................            600            12,390
   #*Hertz Global Holdings, Inc. ....................................          3,300            38,280
    *Hexcel Corp. ...................................................          1,333            32,938
    *Hill International, Inc. .......................................          1,100             6,160
    #HNI Corp. ......................................................            700            16,835
   #*Hoku Corp. .....................................................            300               453
     Horizon Lines, Inc. ............................................            500               138
     Houston Wire & Cable Co. .......................................            600             7,662
    *Hub Group, Inc. Class A ........................................            500            15,630
     Hubbell, Inc. Class B ..........................................          1,724           103,078
    *Hudson Highland Group, Inc. ....................................            800             3,704
   #*Huntington Ingalls Industries, Inc. ............................            316             9,322
    *Hurco Cos., Inc. ...............................................            200             5,224
    *Huron Consulting Group, Inc. ...................................            500            18,005
    *ICF International, Inc. ........................................          1,042            24,362
     IDEX Corp. .....................................................          2,400            85,080
    *IHS, Inc. ......................................................            600            50,394
    *II-VI, Inc. ....................................................          1,213            23,059
     Illinois Tool Works, Inc. ......................................          2,600           126,438
     Ingersoll-Rand P.L.C. ..........................................          4,512           140,459
   #*InnerWorkings, Inc. ............................................            800             7,240
    *Innovative Solutions & Support, Inc. ...........................            300             1,428
     Insperity, Inc. ................................................            400            10,312
     Insteel Industries, Inc. .......................................            400             4,124
    *Integrated Electrical Services, Inc. ...........................            300               732
     Interface, Inc. Class A ........................................          1,423            18,556
    *Interline Brands, Inc. .........................................            800            11,920
     International Shipholding Corp. ................................            200             4,068
     Intersections, Inc. ............................................            600            10,134
    #Iron Mountain, Inc. ............................................          2,400            74,232
     ITT Industries, Inc. ...........................................          6,486           295,762
     J.B. Hunt Transport Services, Inc. .............................            700            29,617
   #*Jacobs Engineering Group, Inc. .................................          4,603           178,596

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*JetBlue Airways Corp. ..........................................          4,701   $        21,060
     John Bean Technologies Corp. ...................................            808            13,041
     Joy Global, Inc. ...............................................          1,100            95,920
     Kaman Corp. ....................................................            400            13,300
    *Kansas City Southern ...........................................          1,900           120,023
    *KAR Auction Services, Inc. .....................................          1,046            14,383
     Kaydon Corp. ...................................................          1,000            31,460
     KBR, Inc. ......................................................          4,412           123,139
     Kelly Services, Inc. Class A ...................................            800            13,080
     Kennametal, Inc. ...............................................          1,619            62,963
    *Kforce, Inc. ...................................................            600             7,656
     Kimball International, Inc. Class B ............................            900             5,067
    *Kirby Corp. ....................................................          2,083           128,188
     Knight Transportation, Inc. ....................................          2,300            34,960
     Knoll, Inc. ....................................................          1,000            15,250
    *Korn/Ferry International .......................................          1,200            19,164
    *Kratos Defense & Security Solutions, Inc. ......................            517             3,273
     L-3 Communications Holdings, Inc. ..............................          2,076           140,711
     Landstar System, Inc. ..........................................            400            17,852
     Lawson Products, Inc. ..........................................            196             3,267
    *Layne Christensen Co. ..........................................            700            17,633
     Lennox International, Inc. .....................................            600            19,314
     Lincoln Electric Holdings, Inc. ................................          2,400            87,360
    #Lindsay Corp. ..................................................            186            10,807
    *LMI Aerospace, Inc. ............................................            200             4,022
     Lockheed Martin Corp. ..........................................          1,300            98,670
     LSI Industries, Inc. ...........................................            600             4,038
    *Lydall, Inc. ...................................................            500             5,480
    *M&F Worldwide Corp. ............................................            400             9,904
    *Magnetek, Inc. .................................................            500               530
    *Manitowoc Co., Inc. (The) ......................................          3,800            42,104
     Manpower, Inc. .................................................          1,781            76,832
     Marten Transport, Ltd. .........................................            400             7,084
     Masco Corp. ....................................................          9,400            90,240
    *MasTec, Inc. ...................................................          1,348            29,144
     McGrath Rentcorp ...............................................            600            16,032
    *Meritor, Inc. ..................................................          1,248            11,881
    *Metalico, Inc. .................................................            800             3,616
     Met-Pro Corp. ..................................................            500             4,505
    *Michael Baker Corp. ............................................            200             4,116
    *Middleby Corp. .................................................            300            25,284
     Miller Industries, Inc. ........................................            400             8,176
     Mine Safety Appliances Co. .....................................            700            23,485
    *Mistras Group, Inc. ............................................            854            18,617
    *Mobile Mini, Inc. ..............................................          1,054            19,120
    *Moog, Inc. Class A .............................................          1,447            56,042
     MSC Industrial Direct Co., Inc. Class A ........................            700            47,607
     Mueller Industries, Inc. .......................................            900            36,405
     Mueller Water Products, Inc. Class A ...........................          3,600             9,900
     Multi-Color Corp. ..............................................            288             7,635
    *MYR Group, Inc. ................................................            600            11,574
     NACCO Industries, Inc. Class A .................................            100             8,210
    #National Presto Industries, Inc. ...............................             73             6,972
    *Navigant Consulting, Inc. ......................................          1,200            13,596
    *Navistar International Corp. ...................................          2,200            92,554
    *NN, Inc. .......................................................            300             2,652
     Nordson Corp. ..................................................          1,600            74,192
     Norfolk Southern Corp. .........................................          3,600           266,364
     Northrop Grumman Corp. .........................................          3,000           173,250
    *Northwest Pipe Co. .............................................            232             6,187
   #*Ocean Power Technologies, Inc. .................................            200               754

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Old Dominion Freight Line, Inc. ................................          2,200   $        80,454
    *Omega Flex, Inc. ...............................................             93             1,096
    *On Assignment, Inc. ............................................          1,100            11,869
    *Orbital Sciences Corp. .........................................          1,300            20,098
    *Orion Energy Systems, Inc. .....................................            600             1,848
    *Orion Marine Group, Inc. .......................................            400             2,716
    *Oshkosh Corp. ..................................................          1,700            35,462
    *Owens Corning, Inc. ............................................          5,150           146,157
    *P.A.M. Transportation Services, Inc. ...........................            100             1,018
    #PACCAR, Inc. ...................................................          2,500           108,100
   #*Pacer International, Inc. ......................................            200               942
    #Pall Corp. .....................................................          1,100            56,287
     Parker Hannifin Corp. ..........................................          2,400           195,720
    *Park-Ohio Holdings Corp. .......................................            300             4,854
    #Pentair, Inc. ..................................................          3,269           117,521
    *PGT, Inc. ......................................................            625               913
    *Pike Electric Corp. ............................................            824             6,271
    *Pinnacle Airlines Corp. ........................................            200               514
    #Pitney Bowes, Inc. .............................................          3,100            63,178
   #*PMFG, Inc. .....................................................            300             6,135
    *Polypore International, Inc. ...................................            300            15,735
    *Powell Industries, Inc. ........................................            341            11,461
    *PowerSecure International, Inc. ................................            500             2,125
     Precision Castparts Corp. ......................................             81            13,215
     Primoris Services Corp. ........................................          1,253            16,314
    *Quality Distribution, Inc. .....................................            400             4,508
     Quanex Building Products Corp. .................................            400             5,900
    *Quanta Services, Inc. ..........................................          5,533           115,584
    #R. R. Donnelley & Sons Co. .....................................          6,700           109,210
    *RailAmerica, Inc. ..............................................          1,782            24,360
     Raven Industries, Inc. .........................................            300            18,003
     Raytheon Co. ...................................................          5,400           238,626
    *RBC Bearings, Inc. .............................................            500            20,250
     Regal-Beloit Corp. .............................................          1,133            60,196
     Resources Connection, Inc. .....................................            900             9,981
    *Roadrunner Transportation Systems, Inc. ........................            250             4,173
     Robbins & Myers, Inc. ..........................................          1,357            60,644
    #Robert Half International, Inc. ................................          2,644            69,881
     Rockwell Automation, Inc. ......................................          2,000           135,300
     Rockwell Collins, Inc. .........................................          1,600            89,328
     Rollins, Inc. ..................................................          1,650            35,937
     Roper Industries, Inc. .........................................          2,420           196,262
    *RSC Holdings, Inc. .............................................            965             9,418
    *Rush Enterprises, Inc. Class A .................................            887            17,119
     Ryder System, Inc. .............................................          2,800           142,632
    *Saia, Inc. .....................................................             67               894
    *Sauer-Danfoss, Inc. ............................................          1,100            42,592
     Schawk, Inc. ...................................................            600             8,094
    *School Specialty, Inc. .........................................            400             3,060
    *Shaw Group, Inc. ...............................................          2,201            51,195
     Simpson Manufacturing Co., Inc. ................................          1,677            51,417
     SkyWest, Inc. ..................................................            900            12,069
    *SL Industries, Inc. ............................................            100             1,995
     Snap-on, Inc. ..................................................          2,827           151,725
     Southwest Airlines Co. .........................................         19,513           166,836
    *Spirit Aerosystems Holdings, Inc. Class A ......................          3,000            51,210
     SPX Corp. ......................................................          1,540            84,099
    *Standard Parking Corp. .........................................            200             3,518
    #Standard Register Co. ..........................................            600             1,554
     Standex International Corp. ....................................            300            11,583
     Stanley Black & Decker, Inc. ...................................          4,354           278,003

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Steelcase, Inc. Class A ........................................          2,150   $        15,932
   #*Stericycle, Inc. ...............................................            500            41,790
    *Sterling Construction Co., Inc. ................................            400             4,980
     Sun Hydraulics, Inc. ...........................................            300             8,628
    *SunPower Corp. Class B .........................................            334             3,156
    *SYKES Enterprises, Inc. ........................................            948            15,102
     TAL International Group, Inc. ..................................            800            22,264
    *Taser International, Inc. ......................................          1,400             6,958
    *Team, Inc. .....................................................            400            10,004
    *Tecumseh Products Co. Class A ..................................            400             2,544
    *Teledyne Technologies, Inc. ....................................            700            38,129
     Tennant Co. ....................................................            400            15,476
   #*Terex Corp. ....................................................          3,700            61,568
    *Tetra Tech, Inc. ...............................................          1,450            31,654
     Textainer Group Holdings, Ltd. .................................          1,200            32,940
    #Textron, Inc. ..................................................          2,300            44,666
    *Thomas & Betts Corp. ...........................................          1,709            84,920
     Timken Co. .....................................................          2,900           122,148
    #Titan International, Inc. ......................................            899            20,228
   #*Titan Machinery, Inc. ..........................................            800            18,664
     Toro Co. .......................................................            500            27,020
     Towers Watson & Co. ............................................            700            45,990
    *Trailer Bridge, Inc. ...........................................            100                40
    *TransDigm Group, Inc. ..........................................          1,000            93,920
    *TRC Cos., Inc. .................................................            500             2,185
    *Trex Co., Inc. .................................................            400             7,392
    *TriMas Corp. ...................................................            600            11,694
     Trinity Industries, Inc. .......................................          1,600            43,632
    #Triumph Group, Inc. ............................................          1,500            87,150
    *TrueBlue, Inc. .................................................          1,000            13,220
     Tutor Perini Corp. .............................................          1,100            15,983
     Twin Disc, Inc. ................................................            200             7,780
     Tyco International, Ltd. .......................................          7,804           355,472
    *Ultralife Corp. ................................................            200               904
     UniFirst Corp. .................................................            300            15,705
   #*United Continental Holdings, Inc. ..............................          4,315            83,366
     United Parcel Service, Inc. ....................................          5,739           403,107
   #*United Rentals, Inc. ...........................................          1,006            23,550
     United Stationers, Inc. ........................................          1,044            33,210
     United Technologies Corp. ......................................          8,000           623,840
     Universal Forest Products, Inc. ................................            700            19,649
     Universal Truckload Services, Inc. .............................            200             3,104
    *UQM Technologies, Inc. .........................................            500             1,035
    *URS Corp. ......................................................          3,026           108,028
    *US Airways Group, Inc. .........................................          1,400             8,078
     US Ecology, Inc. ...............................................            400             7,224
    *USA Truck, Inc. ................................................            200             1,760
   #*USG Corp. ......................................................          1,700            15,742
     UTi Worldwide, Inc. ............................................          1,500            21,915
     Valmont Industries, Inc. .......................................            531            45,533
    *Verisk Analytics, Inc. Class A .................................          1,013            35,607
     Viad Corp. .....................................................            300             6,279
     Vicor Corp. ....................................................            600             5,490
    *Volt Information Sciences, Inc. ................................            500             3,150
     VSE Corp. ......................................................            200             4,864
     W.W. Grainger, Inc. ............................................            405            69,381
     Wabtec Corp. ...................................................          1,400            94,052
    #Waste Connections, Inc. ........................................          3,588           122,171
    #Watsco, Inc. ...................................................          1,400            86,324
     Watts Water Technologies, Inc. Class A .........................            800            25,192
    *WCA Waste Corp. ................................................            110               524

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Werner Enterprises, Inc. .......................................          1,067   $        25,288
    *WESCO International, Inc. ......................................          1,100            53,306
    *Willis Lease Finance Corp. .....................................             78               905
    #Woodward, Inc. .................................................          1,600            54,208
                                                                                       ---------------
Total Industrials ...................................................                       20,097,113
                                                                                       ---------------
Information Technology -- (13.7%)
    *Accelrys, Inc. .................................................          1,275             8,453
     Accenture P.L.C. Class A .......................................          7,811           470,691
    *ACI Worldwide, Inc. ............................................            400            12,268
    *Acorn Energy, Inc. .............................................            200               976
    *Actuate Corp. ..................................................            700             4,550
    *Acxiom Corp. ...................................................          1,500            19,785
    *Adobe Systems, Inc. ............................................          4,750           139,698
    #ADTRAN, Inc. ...................................................          1,100            36,960
   #*Advanced Micro Devices, Inc. ...................................         15,900            92,697
   #*Advent Software, Inc. ..........................................          1,200            32,880
   #*Alliance Data Systems Corp. ....................................            600            61,464
    *Alpha & Omega Semiconductor, Ltd. ..............................            249             2,104
     Altera Corp. ...................................................          1,600            60,672
    *Amdocs, Ltd. ...................................................          3,842           115,337
     American Software, Inc. Class A ................................            400             3,128
    *Amtech Systems, Inc. ...........................................            200             2,044
     Analog Devices, Inc. ...........................................          1,700            62,169
    *Ancestry.com, Inc. .............................................            767            17,465
    *ANSYS, Inc. ....................................................            400            21,744
   #*AOL, Inc. ......................................................          2,064            29,144
    *Apple, Inc. ....................................................          9,440         3,821,123
     Applied Materials, Inc. ........................................         13,309           163,967
    *Ariba, Inc. ....................................................          1,700            53,856
    *Arris Group, Inc. ..............................................          2,400            25,824
   #*Aruba Networks, Inc. ...........................................            700            16,583
   #*AsiaInfo-Linkage, Inc. .........................................          2,100            21,042
    *Autodesk, Inc. .................................................          2,907           100,582
     Automatic Data Processing, Inc. ................................          1,900            99,427
     Avago Technologies, Ltd. .......................................          1,500            50,655
    *Aviat Networks, Inc. ...........................................            873             1,790
    *Avid Technology, Inc. ..........................................            308             1,910
    *Avnet, Inc. ....................................................          2,800            84,868
    *Aware, Inc. ....................................................            500             1,480
    *Benchmark Electronics, Inc. ....................................            900            12,366
    *BigBand Networks, Inc. .........................................          1,000             2,240
     Blackbaud, Inc. ................................................            500            14,015
    *Blue Coat Systems, Inc. ........................................            400             6,440
    *BMC Software, Inc. .............................................          1,800            62,568
    *Bottomline Technologies, Inc. ..................................            100             2,429
    *Broadcom Corp. .................................................          4,052           146,237
     Broadridge Financial Solutions, Inc. ...........................          3,221            71,667
    *Brocade Communications Systems, Inc. ...........................          5,500            24,090
    *BTU International, Inc. ........................................            200               760
     CA, Inc. .......................................................          3,650            79,059
   #*CACI International, Inc. Class A ...............................            800            43,912
   #*Cadence Design Systems, Inc. ...................................          2,600            28,782
    *CalAmp Corp. ...................................................            100               369
    *Calix, Inc. ....................................................          1,163            10,130
   #*Callidus Software, Inc. ........................................            100               566
    *Cardtronics, Inc. ..............................................            700            17,451
    *Cascade Microtech, Inc. ........................................            300             1,107
     Cass Information Systems, Inc. .................................            200             7,838
    *CIBER, Inc. ....................................................          2,092             7,280
     Cisco Sytems, Inc. .............................................         65,591         1,215,401

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Citrix Systems, Inc. ...........................................            700   $        50,981
    *Clearfield, Inc. ...............................................            600             3,132
     Cognex Corp. ...................................................            600            20,334
    *Cognizant Technology Solutions Corp. ...........................          2,515           182,966
   #*Cogo Group, Inc. ...............................................            700             1,680
    *Coherent, Inc. .................................................            600            30,582
     Communications Systems, Inc. ...................................            300             4,944
    *CommVault Systems, Inc. ........................................            269            11,454
     Computer Sciences Corp. ........................................          1,513            47,599
    *Computer Task Group, Inc. ......................................            100             1,277
    *Compuware Corp. ................................................          6,180            52,221
   #*comScore, Inc. .................................................            425             8,972
    *Comverge, Inc. .................................................            500               825
   #*Concur Technologies, Inc. ......................................            600            27,912
    *Convergys Corp. ................................................          4,300            46,010
    *Convio, Inc. ...................................................            237             2,273
    *CoreLogic, Inc. ................................................            500             6,085
     Corning, Inc. ..................................................          4,015            57,374
    *Cray, Inc. .....................................................            100               633
   #*Cree, Inc. .....................................................          1,300            34,632
    *CSG Systems International, Inc. ................................            500             7,120
     CTC Media, Inc. ................................................            700             8,057
     CTS Corp. ......................................................            174             1,615
    *Cypress Semiconductor Corp. ....................................          4,600            87,906
    *Datalink Corp. .................................................            200             1,896
     DDi Corp. ......................................................            400             3,676
    *DealerTrack Holdings, Inc. .....................................            600            13,014
    *Dell, Inc. .....................................................         20,200           319,362
    *Deltek, Inc. ...................................................            600             4,416
    *DG FastChannel, Inc. ...........................................            400             7,456
    *Dice Holdings, Inc. ............................................          1,300            13,234
     Diebold, Inc. ..................................................          1,831            59,105
    *Digimarc Corp. .................................................             88             2,354
    *Digital River, Inc. ............................................          1,136            20,823
     DST Systems, Inc. ..............................................          1,200            60,228
    *Dynamics Research Corp. ........................................            300             2,892
     Earthlink, Inc. ................................................          2,105            14,756
    *eBay, Inc. .....................................................         10,000           318,300
   #*Ebix, Inc. .....................................................            200             3,422
   #*Echelon Corp. ..................................................            700             4,732
    *Echo Global Logistics, Inc. ....................................            716            11,055
    *Electronic Arts, Inc. ..........................................          1,700            39,695
    *EMC Corp. ......................................................         17,046           417,797
   #*Entropic Communications, Inc. ..................................            924             5,378
    *Envestnet, Inc. ................................................             87             1,013
     EPIQ Systems, Inc. .............................................            800            11,408
    *ePlus, Inc. ....................................................            400            10,864
    *Equinix, Inc. ..................................................          1,116           107,147
    *Euronet Worldwide, Inc. ........................................            817            15,825
    *ExlService Holdings, Inc. ......................................            500            13,040
   #*F5 Networks, Inc. ..............................................          1,000           103,950
     FactSet Research Systems, Inc. .................................            304            30,224
     Fair Isaac Corp. ...............................................            900            24,615
   #*Finisar Corp. ..................................................             35               717
   #*First Solar, Inc. ..............................................            600            29,862
    *Forrester Research, Inc. .......................................            300            10,743
    *Fortinet, Inc. .................................................          2,600            59,956
    *Gartner Group, Inc. ............................................          1,000            38,520
    *Genpact, Ltd. ..................................................            707            11,418
    *Global Cash Access Holdings, Inc. ..............................          1,500             4,470
     Global Payments, Inc. ..........................................            500            22,960

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Globecomm Systems, Inc. ........................................            300   $         4,077
    *Google, Inc. ...................................................          1,413           837,400
    *GSI Group, Inc. ................................................            509             4,973
    *GSI Technology, Inc. ...........................................            600             2,940
   #*GT Advanced Technologies, Inc. .................................            567             4,649
    *Hackett Group, Inc. (The) ......................................            800             3,304
     Heartland Payment Systems, Inc. ................................            605            13,165
     Hewlett-Packard Co. ............................................         22,700           604,047
   #*Hutchinson Technology, Inc. ....................................            900             1,602
    *I.D. Systems, Inc. .............................................            400             2,196
    *IAC/InterActiveCorp ............................................          2,100            85,743
   #*iGATE Corp. ....................................................            600             8,088
    *iGo, Inc. ......................................................            500               590
    *Informatica Corp. ..............................................          1,100            50,050
    *InfoSpace, Inc. ................................................            500             4,380
    *Ingram Micro, Inc. Class A .....................................          2,800            50,064
    *Innodata Isogen, Inc. ..........................................            400             1,400
    *Insight Enterprises, Inc. ......................................            400             6,760
    #Intel Corp. ....................................................         41,746         1,024,447
    *Interactive Intelligence Group .................................            100             2,775
    #InterDigital, Inc. .............................................            326            14,165
    *Internap Network Services Corp. ................................            900             5,112
     International Business Machines Corp. ..........................          7,250         1,338,568
     Intersil Corp. Class A .........................................          3,700            44,289
    *Intuit, Inc. ...................................................          3,300           177,111
    *IPG Photonics Corp. ............................................            600            31,716
    *Itron, Inc. ....................................................          1,000            36,790
    *Ixia. ..........................................................            872             9,880
    #j2 Global Communications, Inc. .................................            900            27,702
     Jabil Circuit, Inc. ............................................          3,500            71,960
     Jack Henry & Associates, Inc. ..................................          1,600            51,856
    *JDA Software Group, Inc. .......................................            856            27,281
    *JDS Uniphase Corp. .............................................          5,567            66,804
    *Juniper Networks, Inc. .........................................          4,500           110,115
    *Kemet Corp. ....................................................            700             6,454
    *Kenexa Corp. ...................................................            400             9,148
     Keynote Systems, Inc. ..........................................            200             4,774
   #*KIT Digital, Inc. ..............................................          1,059             9,531
    *Lam Research Corp. .............................................            700            30,093
    #Lender Processing Services, Inc. ...............................            600            10,530
    *Lexmark International, Inc. ....................................          4,125           130,763
   #*Limelight Networks, Inc. .......................................          1,200             3,336
     Linear Technology Corp. ........................................            600            19,386
    *Lionbridge Technologies, Inc. ..................................            700             1,897
    *Liquidity Services, Inc. .......................................            500            16,280
   #*LogMeIn, Inc. ..................................................            305            12,404
    *LoopNet, Inc. ..................................................            600            10,614
    *Loral Space & Communications, Inc. .............................             31             1,876
    *LSI Corp. ......................................................          7,933            49,581
    *Manhattan Associates, Inc. .....................................            300            12,705
    *ManTech International Corp. Class A ............................            500            17,565
     Marchex, Inc. Class B ..........................................            700             6,223
    *Marvell Technology Group, Ltd. .................................          3,153            44,110
     MasterCard, Inc. Class A .......................................            400           138,896
     Maxim Integrated Products, Inc. ................................          3,800            99,408
     Maximus, Inc. ..................................................            600            24,204
   #*Maxwell Technologies, Inc. .....................................            270             5,392
    *MEMC Electronic Materials, Inc. ................................          2,500            14,975
    *MEMSIC, Inc. ...................................................            500             1,405
    *Mentor Graphics Corp. ..........................................          1,800            20,448
    *Micron Technology, Inc. ........................................         11,924            66,655

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *MICROS Systems, Inc. ...........................................          1,400   $        68,908
     Microsoft Corp. ................................................         67,830         1,806,313
    *MicroStrategy, Inc. ............................................            200            26,354
     ModusLink Global Solutions, Inc. ...............................          1,100             4,598
     Molex, Inc. Class A ............................................          1,400            28,560
    *MoneyGram International, Inc. ..................................          3,261             8,348
    *Monotype Imaging Holdings, Inc. ................................            800            10,856
    *Motorola Mobility Holdings, Inc. ...............................          3,612           140,435
     Motorola Solutions, Inc. .......................................          4,128           193,644
    *Nanometrics, Inc. ..............................................            386             6,516
    *NCI, Inc. Class A ..............................................            100             1,365
   #*NetApp, Inc. ...................................................          1,900            77,824
    *NetList, Inc. ..................................................            400               636
    *NetScout Systems, Inc. .........................................            700            11,473
   #*NetSuite, Inc. .................................................            649            24,688
    *Network Engines, Inc. ..........................................          1,000             1,290
    *NeuStar, Inc. ..................................................          1,800            57,222
    *Novellus Systems, Inc. .........................................          1,000            34,550
   #*Nuance Communications, Inc. ....................................          1,802            47,717
   #*NVIDIA Corp. ...................................................          5,292            78,322
    *ON Semiconductor Corp. .........................................          5,232            39,606
    *Online Resources Corp. .........................................            500             1,340
    *Openwave Systems, Inc. .........................................          1,900             2,945
     OPNET Technologies, Inc. .......................................            400            17,496
     Oracle Corp. ...................................................         31,407         1,029,207
    *OSI Systems, Inc. ..............................................            300            13,290
    *PAR Technology Corp. ...........................................            300             1,092
    *Parametric Technology Corp. ....................................          1,700            35,411
    *Perceptron, Inc. ...............................................            200             1,131
    *Perficient, Inc. ...............................................            500             4,765
    *Pervasive Software, Inc. .......................................            400             2,492
     Plantronics, Inc. ..............................................            700            23,387
    *Plexus Corp. ...................................................            600            15,420
    *PMC-Sierra, Inc. ...............................................          6,000            38,040
    *Polycom, Inc. ..................................................          4,800            79,344
   #*Power-One, Inc. ................................................          2,000             9,900
    *Progress Software Corp. ........................................            900            18,954
     Pulse Electronics Corp. ........................................            348             1,228
   #*QLIK Technologies, Inc. ........................................            944            26,970
    *QLogic Corp. ...................................................          2,768            38,669
     QUALCOMM, Inc. .................................................         13,544           698,870
    *Quest Software, Inc. ...........................................          1,500            26,385
   #*Rackspace Hosting, Inc. ........................................          1,436            59,436
     RealNetworks, Inc. .............................................            700             6,832
     Richardson Electronics, Ltd. ...................................            500             6,495
    *RightNow Technologies, Inc. ....................................            200             8,602
    *Rosetta Stone, Inc. ............................................            307             3,049
    *Rovi Corp. .....................................................            700            34,678
    *S1 Corp. .......................................................          1,200            11,676
    *Saba Software, Inc. ............................................            600             4,164
    *SAIC, Inc. .....................................................          4,900            60,907
    *Sandisk Corp. ..................................................          3,154           159,813
    *Sanmina-SCI Corp. ..............................................          1,500            13,215
     Sapient Corp. ..................................................          3,942            48,723
    *SeaChange International, Inc. ..................................            400             3,376
     Seagate Technology .............................................          6,300           101,745
    *Silicon Graphics International Corp. ...........................            600             8,676
   #*Silicon Laboratories, Inc. .....................................            926            39,586
    *Skyworks Solutions, Inc. .......................................            600            11,886
    *Smith Micro Software, Inc. .....................................            500               585
    *SolarWinds, Inc. ...............................................          1,200            34,632

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Solera Holdings, Inc. ..........................................            800   $        43,704
   #*Sourcefire, Inc. ...............................................            400            11,020
    *Spansion, Inc. Class A .........................................          2,455            25,262
    *SRS Labs, Inc. .................................................            400             2,812
    *SS&C Technologies Holdings, Inc. ...............................          1,198            19,000
    *StarTek, Inc. ..................................................            200               470
    *Steel Excel, Inc. ..............................................            300             7,800
   #*SuccessFactors, Inc. ...........................................            804            21,467
   #*SunPower Corp. Class A .........................................             12               120
    *Support.com, Inc. ..............................................          1,000             2,110
    *Symantec Corp. .................................................          6,600           112,266
   #*Synchronoss Technologies, Inc. .................................            227             6,824
    *Synopsys, Inc. .................................................          2,400            64,344
     Syntel, Inc. ...................................................            400            19,560
    *Take-Two Interactive Software, Inc. ............................          1,500            23,670
    *Taleo Corp. ....................................................            309            10,012
    *TechTarget, Inc. ...............................................            844             6,254
    *TeleCommunication Systems, Inc. Class A ........................            700             2,310
   #*TeleNav, Inc. ..................................................            911             7,807
    *TeleTech Holdings, Inc. ........................................            800            13,984
     Tellabs, Inc. ..................................................         10,100            43,733
   #*Teradata Corp. .................................................          1,800           107,388
   #*Teradyne, Inc. .................................................          4,200            60,144
     Tessco Technologies, Inc. ......................................            126             1,754
    #Texas Instruments, Inc. ........................................          9,100           279,643
     TheStreet, Inc. ................................................            700             1,351
   #*THQ, Inc. ......................................................          1,400             2,982
    *TIBCO Software, Inc. ...........................................          3,100            89,559
    *Tier Technologies, Inc. ........................................            400             1,408
    *TiVo, Inc. .....................................................          1,187            12,855
    *TNS, Inc. ......................................................            400             7,812
     Total System Services, Inc. ....................................          1,200            23,868
    *Transact Technologies, Inc. ....................................            300             2,313
    *Trimble Navigation, Ltd. .......................................          1,363            55,079
    *Tyler Technologies, Inc. .......................................            400            12,628
    *Ultimate Software Group, Inc. ..................................             51             3,069
    *Unisys Corp. ...................................................          1,200            31,188
     United Online, Inc. ............................................          1,700            10,047
   #*Universal Display Corp. ........................................            265            12,410
   #*ValueClick, Inc. ...............................................          2,100            36,960
    *VeriFone Systems, Inc. .........................................          1,315            55,506
    *Verint Systems, Inc. ...........................................            624            18,595
    *Viasystems Group, Inc. .........................................            269             5,539
    *Video Display Corp. ............................................             37               153
   #*VirnetX Holding Corp. ..........................................            700            15,085
    *Virtusa Corp. ..................................................            504             8,210
     Visa, Inc. .....................................................            726            67,707
   #*Vishay Precision Group, Inc. ...................................            335             4,888
   #*VistaPrint N.V .................................................            300            10,476
    *VMware, Inc. Class A ...........................................            700            68,425
    *Vocus, Inc. ....................................................            348             7,092
    *Web.com Group, Inc. ............................................            400             3,864
   #*WebMD Health Corp. .............................................            300            10,785
    *Websense, Inc. .................................................            238             4,246
    *Western Digital Corp. ..........................................          5,301           141,219
    *Wright Express Corp. ...........................................            700            32,816
     Xerox Corp. ....................................................         18,590           152,066
     Xilinx, Inc. ...................................................          2,300            76,958
    *XO Group, Inc. .................................................            350             3,230
    *X-Rite, Inc. ...................................................          1,700             7,667
    *Xyratex, Ltd. ..................................................             22               300

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Yahoo!, Inc. ...................................................         11,371   $       177,842
    *Zebra Technologies Corp. Class A ...............................          1,400            50,036
    *Zix Corp. ......................................................            300               744
    *Zygo Corp. .....................................................            300             4,602
                                                                                       ---------------
Total Information Technology ........................................                       22,902,277
                                                                                       ---------------
Materials -- (4.9%)
     A. Schulman, Inc. ..............................................          1,027            21,680
    *A.M. Castle & Co. ..............................................            600             8,214
    *AEP Industries, Inc. ...........................................            100             2,703
     Air Products & Chemicals, Inc. .................................          2,454           211,388
     Airgas, Inc. ...................................................          1,600           110,320
    #AK Steel Holding Corp. .........................................          1,500            12,495
     Albemarle Corp. ................................................          1,703            90,753
     Alcoa, Inc. ....................................................         14,100           151,716
     Allegheny Technologies, Inc. ...................................            942            43,709
   #*Allied Nevada Gold Corp. .......................................          1,397            53,058
    #AMCOL International Corp. ......................................            867            26,175
    *American Pacific Corp. .........................................            200             1,844
     American Vanguard Corp. ........................................            800             9,896
     AptarGroup, Inc. ...............................................          1,330            63,800
    *Arabian American Development Co. ...............................            500             2,280
     Ashland, Inc. ..................................................          1,265            66,994
    *Balchem Corp. ..................................................            534            19,689
     Ball Corp. .....................................................          2,400            82,968
    #Bemis Co., Inc. ................................................          6,161           173,186
     Boise, Inc. ....................................................          3,993            24,158
     Buckeye Technologies, Inc. .....................................          2,150            65,016
     Cabot Corp. ....................................................          2,200            66,396
    *Calgon Carbon Corp. ............................................          2,500            39,875
     Carpenter Technology Corp. .....................................            700            39,704
     Celanese Corp. Class A .........................................          1,700            74,035
    *Century Aluminum Co. ...........................................          3,100            34,596
     CF Industries Holdings, Inc. ...................................          1,475           239,348
    *Chemtura Corp. .................................................          3,210            38,969
    *Clearwater Paper Corp. .........................................            600            19,878
     Cliffs Natural Resources, Inc. .................................          3,800           259,236
    *Coeur d'Alene Mines Corp. ......................................          1,900            48,583
     Compass Minerals International, Inc. ...........................            300            22,821
    *Contango ORE, Inc. .............................................             50               700
    *Crown Holdings, Inc. ...........................................          1,800            60,822
     Deltic Timber Corp. ............................................            200            13,538
    #Domtar Corp. ...................................................          1,800           147,438
     Dow Chemical Co. (The) .........................................         12,495           348,361
     E.I. du Pont de Nemours & Co. ..................................          5,700           273,999
     Eagle Materials, Inc. ..........................................          1,900            39,102
     Eastman Chemical Co. ...........................................          2,800           110,012
    #Ecolab, Inc. ...................................................          2,361           127,116
    *Ferro Corp. ....................................................          2,600            16,822
    *Flotek Industries, Inc. ........................................            200             1,488
     FMC Corp. ......................................................            700            55,223
   #*General Moly, Inc. .............................................          1,835             6,312
    *Georgia Gulf Corp. .............................................            525             9,503
    *Globe Specialty Metals, Inc. ...................................            561             9,352
   #*Golden Minerals, Co. ...........................................            335             2,348
    *Graphic Packaging Holding Co. ..................................         11,546            51,033
     H.B. Fuller Co. ................................................          3,100            66,619
    #Hawkins, Inc. ..................................................            400            15,312
     Haynes International, Inc. .....................................            300            17,547
    *Headwaters, Inc. ...............................................          1,600             2,816
    *Horsehead Holding Corp. ........................................          2,058            17,863

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Huntsman Corp. .................................................          7,232   $        84,904
     Innophos Holdings, Inc. ........................................            400            17,596
    *Innospec, Inc. .................................................            700            21,140
     International Flavors & Fragrances, Inc. .......................            900            54,504
     International Paper Co. ........................................          5,400           149,580
    *Intrepid Potash, Inc. ..........................................          1,500            41,745
     Kaiser Aluminum Corp. ..........................................            350            16,261
    *KapStone Paper & Packaging Corp. ...............................          1,800            29,520
     KMG Chemicals, Inc. ............................................            300             4,362
    *Kraton Performance Polymers, Inc. ..............................          1,172            23,065
     Kronos Worldwide, Inc. .........................................          1,200            26,628
    *Landec Corp. ...................................................            600             3,726
    *Louisiana-Pacific Corp. ........................................          3,200            21,280
    *LSB Industries, Inc. ...........................................            300            10,629
    #Martin Marietta Materials, Inc. ................................          1,307            94,326
    *Materion Corp. .................................................            900            23,796
     MeadWestavco Corp. .............................................          5,744           160,315
    *Mercer International, Inc. .....................................          1,315             9,047
    *Metals USA Holdings Corp. ......................................            581             6,327
     Minerals Technologies, Inc. ....................................          1,000            54,840
   #*Molycorp, Inc. .................................................            770            29,468
     Monsanto Co. ...................................................          2,897           210,757
     Mosaic Co. (The) ...............................................          1,894           110,913
     Myers Industries, Inc. .........................................          1,200            14,664
     Neenah Paper, Inc. .............................................            600             9,900
    #NewMarket Corp. ................................................            200            38,828
     Newmont Mining Corp. ...........................................          2,923           195,344
    *Noranda Aluminum Holding Corp. .................................          2,079            19,252
     Nucor Corp. ....................................................          7,500           283,350
     Olin Corp. .....................................................          3,188            60,126
     Olympic Steel, Inc. ............................................            300             6,135
    *OM Group, Inc. .................................................            509            14,715
    *Omnova Solutions, Inc. .........................................          1,400             6,202
    *Owens-Illinois, Inc. ...........................................          2,000            40,160
     P.H. Glatfelter Co. ............................................            900            13,500
     Packaging Corp. of America .....................................          1,519            39,616
    *Penford Corp. ..................................................            200             1,022
     PPG Industries, Inc. ...........................................          1,300           112,333
     Praxair, Inc. ..................................................          2,800           284,676
     Quaker Chemical Corp. ..........................................            400            13,916
     Reliance Steel & Aluminum Co. ..................................          2,782           122,937
     Rock-Tenn Co. Class A ..........................................          1,500            88,785
    *Rockwood Holdings, Inc. ........................................          1,600            73,664
     Royal Gold, Inc. ...............................................          1,945           139,223
     RPM International, Inc. ........................................          2,960            66,511
    *RTI International Metals, Inc. .................................            400            10,556
     Schweitzer-Maudoit International, Inc. .........................            500            35,160
    #Scotts Miracle-Gro Co. Class A (The) ...........................          1,329            64,470
     Sealed Air Corp. ...............................................          5,900           105,020
    *Senomyx, Inc. ..................................................            500             2,280
     Sensient Technologies Corp. ....................................          2,976           109,993
     Sherwin-Williams Co. ...........................................          1,100            90,981
    #Sigma-Aldrich Corp. ............................................          1,600           104,768
     Silgan Holdings, Inc. ..........................................          1,700            63,818
    *Solitario Exploration & Royalty Corp. ..........................          1,000             1,770
    *Solutia, Inc. ..................................................          3,300            53,625
    #Sonoco Products Co. ............................................          2,651            83,215
     Southern Copper Corp. ..........................................          4,100           125,788
    *Spartech Corp. .................................................          1,000             4,060
     Steel Dynamics, Inc. ...........................................          3,343            41,754
     Stepan Co. .....................................................            100             7,729

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
   #*Stillwater Mining Co. ..........................................          1,500   $        17,040
    *Synalloy Corp. .................................................            300             3,000
     Temple-Inland, Inc. ............................................          4,100           130,421
    #Texas Industries, Inc. .........................................          1,100            33,000
    #Titanium Metals Corp. ..........................................          4,200            70,350
   #*U.S. Gold Corp. ................................................          1,356             6,156
    *United States Lime & Minerals, Inc. ............................            200            11,000
    #United States Steel Corp. ......................................            300             7,608
    *Universal Stainless & Alloy Products, Inc. .....................            400            15,060
     Valhi, Inc. ....................................................          1,400            82,726
     Valspar Corp. ..................................................          3,600           125,532
    #Vulcan Materials Co. ...........................................          1,212            37,923
     Wausau Paper Corp. .............................................          2,700            20,250
    #Westlake Chemical Corp. ........................................            700            28,847
     Weyerhaeuser Co. ...............................................          9,238           166,099
     Worthington Industries, Inc. ...................................          4,700            81,216
    *Zoltek Cos., Inc. ..............................................          1,500            10,875
                                                                                       ---------------
Total Materials .....................................................                        8,120,487
                                                                                       ---------------
Other -- (0.0%)
  .#*Atlas Energy, Inc. Escrow Shares ...............................          2,800                --
   .*Endo Pharmaceuticals Solutions .................................            300               330
   .*J. Crew Group, Inc. Escrow Shares ..............................            700                --
                                                                                       ---------------
Total Other .........................................................                              330
                                                                                       ---------------
Telecommunication Services -- (2.6%)
    *AboveNet, Inc. .................................................            800            47,480
     AT&T, Inc. .....................................................         53,276         1,561,520
     Atlantic Tele-Network, Inc. ....................................            400            15,180
    *Cbeyond, Inc. ..................................................          1,100             9,064
     CenturyLink, Inc. ..............................................          6,253           220,481
    *Cincinnati Bell, Inc. ..........................................          5,900            18,998
   #*Crown Castle International Corp. ...............................             23               951
    *General Communications, Inc. Class A ...........................          1,400            13,230
     HickoryTech Corp. ..............................................            380             4,241
     IDT Corp. Class B ..............................................            400             4,600
   #*Iridium Communications, Inc. ...................................          2,369            15,067
   #*Leap Wireless International, Inc. ..............................          1,800            12,510
   #*Level 3 Communications, Inc. ...................................          2,906            77,561
    *MetroPCS Communications, Inc. ..................................          7,596            64,566
    *Neutral Tandem, Inc. ...........................................          1,086            11,446
    *NII Holdings, Inc. .............................................          3,300            77,649
     NTELOS Holdings Corp. ..........................................          1,400            26,628
    *PAETEC Holding Corp. ...........................................          3,400            18,632
    *Pendrell Corp. .................................................          2,304             5,714
    *Premiere Global Services, Inc. .................................          1,800            16,308
    *Primus Telecommunications Group, Inc. ..........................             72               846
    *SBA Communications Corp. .......................................          1,100            41,899
    *Shenandoah Telecommunications Co. ..............................            800            10,848
    *Sprint Nextel Corp. ............................................         46,550           119,634
     SureWest Communications ........................................            500             5,735
    #Telephone & Data Systems, Inc. .................................          1,314            30,459
     Telephone & Data Systems, Inc. Special Shares ..................          1,628            34,058
    *tw telecom, inc. ...............................................          3,857            71,354
    *United States Cellular Corp. ...................................            609            24,281
     USA Mobility, Inc. .............................................            700             9,149
     Verizon Communications, Inc. ...................................         43,225         1,598,460
    *Vonage Holdings Corp. ..........................................          2,100             7,035
    #Windstream Corp. ...............................................          9,565           116,406
                                                                                       ---------------
Total Telecommunication Services ....................................                        4,291,990
                                                                                       ---------------

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Utilities -- (3.4%)
    *AES Corp. ......................................................         10,361   $       116,250
    #AGL Resources, Inc. ............................................          2,625           110,093
     ALLETE, Inc. ...................................................            600            23,706
     Alliant Energy Corp. ...........................................          1,400            57,092
     Ameren Corp. ...................................................          1,900            60,572
     American Electric Power Co., Inc. ..............................          5,600           219,968
     American States Water Co. ......................................            400            13,976
     American Water Works Co., Inc. .................................          3,000            91,590
     Aqua America, Inc. .............................................          3,150            69,899
    #Artesian Resources Corp. .......................................            200             3,640
     Avista Corp. ...................................................          1,100            27,995
    #Black Hills Corp. ..............................................            500            16,855
   #*Cadiz, Inc. ....................................................            200             1,922
    *Calpine Corp. ..................................................         13,700           207,829
     CenterPoint Energy, Inc. .......................................          5,150           107,326
     CH Energy Group, Inc. ..........................................            300            16,563
    #CMS Energy Corp. ...............................................          5,802           120,798
     Connecticut Water Services, Inc. ...............................            367             9,814
    #Consolidated Edison, Inc. ......................................          2,600           150,462
     Consolidated Water Co., Ltd. ...................................            173             1,605
     Constellation Energy Group, Inc. ...............................          2,000            79,400
     Dominion Resources, Inc. .......................................          4,726           243,814
    #DTE Energy Co. .................................................          2,300           119,853
     Duke Energy Corp. ..............................................          5,296           108,144
   #*Dynegy, Inc. ...................................................          7,061            25,914
     Edison International, Inc. .....................................          4,400           178,640
     Empire District Electric Co. ...................................            600            11,982
     Entergy Corp. ..................................................          1,500           103,755
    #Exelon Corp. ...................................................          3,800           168,682
     FirstEnergy Corp. ..............................................          1,766            79,399
    *Genie Energy, Ltd. Class B .....................................            400             3,320
    *GenOn Energy, Inc. .............................................         32,073            97,823
     Hawaiian Electric Industries, Inc. .............................          1,400            35,462
     IDACORP, Inc. ..................................................          1,400            56,532
     Integrys Energy Group, Inc. ....................................          1,779            94,127
     ITC Holdings Corp. .............................................            960            69,773
     MDU Resources Group, Inc. ......................................          4,410            90,890
     MGE Energy, Inc. ...............................................          1,000            43,640
     Middlesex Water Co. ............................................            200             3,790
     NextEra Energy, Inc. ...........................................          5,000           282,000
     Nicor, Inc. ....................................................          1,100            61,875
    #NiSource, Inc. .................................................          3,800            83,942
    #Northeast Utilities, Inc. ......................................          3,000           103,710
    *NRG Energy, Inc. ...............................................          9,556           204,690
     NSTAR ..........................................................          1,600            72,144
    #NV Energy, Inc. ................................................          8,123           130,293
     OGE Energy Corp. ...............................................          1,400            72,436
     Oneok, Inc. ....................................................          1,500           114,075
     Ormat Technologies, Inc. .......................................          1,400            26,586
     Otter Tail Corp. ...............................................          1,200            23,292
     Pennichuck Corp. ...............................................            100             2,845
     Pepco Holdings, Inc. ...........................................          3,907            77,359
     PG&E Corp. .....................................................          1,977            84,813
     Pinnacle West Capital Corp. ....................................          1,900            86,602
     Portland General Electric Co. ..................................          2,400            58,896
     Progress Energy, Inc. ..........................................          2,212           115,245
     Public Service Enterprise Group, Inc. ..........................          5,900           198,830
     Questar Corp. ..................................................          6,400           123,328
    #SCANA Corp. ....................................................          1,018            43,041
     Sempra Energy ..................................................            800            42,984
     SJW Corp. ......................................................            500            11,640

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
    #Southern Co. ...................................................          6,936   $       299,635
     Southwest Gas Corp. ............................................            700            27,636
     TECO Energy, Inc. ..............................................          3,614            67,112
     UGI Corp. ......................................................            900            25,803
     UniSource Energy Corp. .........................................            600            22,368
    #Westar Energy, Inc. ............................................          2,295            62,562
     Wisconsin Energy Corp. .........................................          2,000            64,860
     Xcel Energy, Inc. ..............................................          4,400           113,740
     York Water Co. .................................................            300             5,100
                                                                                       ---------------
Total Utilities .....................................................                        5,752,337
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                      147,976,832
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
   .*U.S. Concrete, Inc. Warrants A 08/31/17 ........................             20                --
   .*U.S. Concrete, Inc. Warrants B 08/31/17 ........................             20                --
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                               --
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (11.4%)
 (S)@DFA Short Term Investment Fund .................................     18,864,851        18,864,851
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/11 (Collateralized by $115,542 FHLMC, rates ranging
        from  4.500% to 6.000%, maturities ranging from 07/01/30 to
        10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
        maturities ranging from 06/01/26 to 06/01/41, valued at
        $115,958) to be repurchased at $112,177 .....................   $        112           112,177
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                       18,977,028
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $147,703,565) ..............................................                  $   166,953,860
                                                                                       ===============

                  INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (90.1%)
     AUSTRALIA -- (6.8%)
     Adelaide Brighton, Ltd. ........................................         17,121   $        51,231
     AGL Energy, Ltd. ...............................................          5,673            85,475
    #Alesco Corp., Ltd. .............................................          1,171             1,727
     Alumina, Ltd. ..................................................         19,252            29,327
     Amalgamated Holdings, Ltd. .....................................            550             3,266
     Amcor, Ltd. ....................................................         23,143           169,319
     AMP, Ltd. ......................................................         21,245            94,711
     Ansell, Ltd. ...................................................          3,364            49,203
     AP Eagers, Ltd. ................................................            376             4,545
     APA Group, Ltd. ................................................          8,456            38,563
     APN News & Media, Ltd. .........................................          5,205             4,774
    *Aquarius Platinum, Ltd. ........................................          3,816            11,194
   #*Aquila Resources, Ltd. .........................................            855             5,308
     Asciano Group, Ltd. ............................................         44,796            71,611
    *Aston Resources, Ltd. ..........................................            344             3,775
    #Atlas Iron, Ltd. ...............................................          8,000            25,947
   #*Aurora Oil & Gas, Ltd. .........................................          2,030             6,112
    *Austar United Communications, Ltd. .............................         12,000            14,532
     Australia & New Zealand Banking Group, Ltd. ....................          9,677           218,665
     Australian Infrastructure Fund .................................         14,370            28,528
     Australian Pharmaceutical Industries, Ltd. .....................         40,511            12,722
    *Australian Worldwide Exploration, Ltd. .........................          5,136             7,407
    #Bank of Queensland, Ltd. .......................................          6,540            57,506
     Beach Energy, Ltd. .............................................         14,092            17,319
     Bendigo Bank, Ltd. .............................................          6,920            68,330
     BHP Billiton, Ltd. .............................................          2,376            93,007
    #BHP Billiton, Ltd. Sponsored ADR ...............................          8,493           663,133
    *BlueScope Steel, Ltd. ..........................................         60,184            52,651
     Boart Longyear, Ltd. ...........................................         12,894            43,892
    #Boral, Ltd. ....................................................         25,099           102,457
     Bradken, Ltd. ..................................................          1,159             9,348
     Brambles, Ltd. .................................................         13,351            92,294
     Cabcharge Australia, Ltd. ......................................          4,103            18,064
     Caltex Australia, Ltd. .........................................          4,341            60,287
     Campbell Brothers, Ltd. ........................................            539            25,947
     Cardno, Ltd. ...................................................          4,839            26,601
    *Catalpa Resources, Ltd. ........................................         13,328            24,111
    #Clough, Ltd. ...................................................         24,174            20,377
   #*Coal of Africa, Ltd. ...........................................          2,428             2,022
     Coca-Cola Amatil, Ltd. .........................................          5,841            75,400
     Cochlear, Ltd. .................................................            632            38,805
    #Commonwealth Bank of Australia NL ..............................          7,124           365,959
     Computershare, Ltd. ............................................          2,805            22,168
     Crown, Ltd. ....................................................          5,061            42,646
     CSL, Ltd. ......................................................          1,110            33,432
     CSR, Ltd. ......................................................          6,097            15,530
    #David Jones, Ltd. ..............................................         17,592            62,102
   #*Downer EDI, Ltd. ...............................................         11,045            35,075
     DUET Group, Ltd. ...............................................         10,897            18,991
    #DuluxGroup, Ltd. ...............................................          7,839            21,596
    *Echo Entertainment Group, Ltd. .................................          7,661            29,736
     Emeco Holdings, Ltd. ...........................................         35,776            37,063
   #*Energy Resources of Australia, Ltd. ............................          5,657            11,581
    #Fairfax Media, Ltd. ............................................         41,918            40,646
    #FKP Property Group, Ltd. .......................................         38,528            19,856
     Fleetwood Corp., Ltd. ..........................................          2,544            32,502
    #Fletcher Building, Ltd. ........................................          1,711             9,143
     Foster's Group, Ltd. ...........................................         17,063            95,429

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Gloucester Coal, Ltd. ..........................................            222   $         1,585
     GrainCorp, Ltd. ................................................          7,936            65,372
     GUD Holdings, Ltd. .............................................          2,198            18,017
   #*Gunns, Ltd. ....................................................         26,718             7,381
     GWA Group, Ltd. ................................................          8,700            20,843
    #Harvey Norman Holdings, Ltd. ...................................            790             1,789
    *Hastie Group, Ltd. .............................................         17,874             1,966
    #Hills Holdings, Ltd. ...........................................          5,399             6,151
     Iluka Resources, Ltd. ..........................................          7,075           117,619
     Incitec Pivot, Ltd. ............................................         33,806           122,450
    #Independence Group NL ..........................................          4,533            25,061
     Infigen Energy, Ltd. ...........................................         28,218             8,522
     Insurance Australia Group, Ltd. ................................         53,653           176,886
     Invocare, Ltd. .................................................          3,621            26,382
     IOOF Holdings, Ltd. ............................................          2,089            13,836
     Iress Market Technology, Ltd. ..................................          1,104             8,798
    *James Hardie Industries SE .....................................          1,410             9,132
    #JB Hi-Fi, Ltd. .................................................            845            13,946
    *Kagara, Ltd. ...................................................          4,074             1,704
    #Leighton Holdings, Ltd. ........................................            453            10,291
     Lend Lease Group NL ............................................         15,736           128,033
    *Linc Energy, Ltd. ..............................................         14,004            30,063
     Macarthur Coal, Ltd. ...........................................          3,623            61,431
    *MacMahon Holdings, Ltd. ........................................         46,911            29,724
     Macquarie Group, Ltd. ..........................................          5,788           149,019
     MAP Group, Ltd. ................................................          3,802            13,567
    #McPherson's, Ltd. ..............................................          4,771            11,543
     Mermaid Marine Australia, Ltd. .................................          2,492             8,030
     Metcash, Ltd. ..................................................         11,310            49,494
     Mineral Resources, Ltd. ........................................          2,905            34,061
    *Mirabela Nickel, Ltd. ..........................................         12,723            21,876
    #Monadelphous Group, Ltd. .......................................          2,341            44,524
    #Mount Gibson Iron, Ltd. ........................................          9,608            15,368
    #Myer Holdings, Ltd. ............................................          2,902             7,921
     National Australia Bank, Ltd. ..................................         21,518           574,731
     Navitas, Ltd. ..................................................          9,213            39,902
     New Hope Corp., Ltd. ...........................................          4,695            29,063
     Newcrest Mining, Ltd. ..........................................          3,103           109,665
     NIB Holdings, Ltd. .............................................         20,748            32,670
     NRW Holdings, Ltd. .............................................          1,833             4,664
    *Nufarm, Ltd. ...................................................          3,884            19,113
     Oil Search, Ltd. ...............................................         10,501            71,640
    #OneSteel, Ltd. .................................................         38,246            48,640
     Orica, Ltd. ....................................................          4,337           117,470
    #Origin Energy, Ltd. ............................................         30,635           461,650
     OZ Minerals, Ltd. ..............................................          8,864           106,446
     Pacific Brands, Ltd. ...........................................         11,725             7,326
    *PanAust, Ltd. ..................................................          3,451            11,661
     Panoramic Resources, Ltd. ......................................          2,242             3,217
    #Perpetual Trustees Australia, Ltd. .............................            241             5,697
    #Platinum Asset Mangement, Ltd. .................................          7,171            30,107
     Premier Investments, Ltd. ......................................          5,059            27,012
     Primary Health Care, Ltd. ......................................          6,948            24,183
     Prime Media Group, Ltd. ........................................            500               348
    *Qantas Airways, Ltd. ...........................................         18,155            30,363
     Ramsay Health Care, Ltd. .......................................          2,180            42,853
     Retail Food Group, Ltd. ........................................          3,926            10,456
   #*Rio Tinto, Ltd. ................................................          3,678           264,058
     SAI Global, Ltd. ...............................................          7,061            35,174
     Santos, Ltd. ...................................................         13,640           184,216
    #Seek, Ltd. .....................................................          7,288            47,249

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     Seven Group Holdings, Ltd. .....................................          1,365   $        10,966
     Seven West Media, Ltd. .........................................          2,018             7,560
     Sigma Pharmaceuticals, Ltd. ....................................         12,951             9,437
    *Silex System, Ltd. .............................................          1,748             4,111
     Sims Metal Management, Ltd. ....................................          2,346            34,268
    #Sims Metal Management, Ltd. Sponsored ADR ......................          4,319            61,934
     Sonic Healthcare, Ltd. .........................................          4,890            56,506
     Southern Cross Media Group, Ltd. ...............................          4,361             5,615
     SP Ausnet, Ltd. ................................................         55,024            57,373
     Spark Infrastructure Group, Ltd. ...............................         27,962            35,626
     Spotless Group, Ltd. ...........................................         14,263            29,700
   #*St. Barbara, Ltd. ..............................................         15,052            34,873
    *Straits Resources, Ltd. ........................................          4,268             3,091
     STW Communications Group, Ltd. .................................         23,263            22,402
     Suncorp Group, Ltd. ............................................         24,010           215,487
    #Super Retail Group, Ltd. (B01C7R0) .............................          3,015            17,081
    *Super Retail Group, Ltd. (B3XZSK8) .............................             10                57
     TABCorp. Holdings, Ltd. ........................................          5,040            15,497
    #Tassal Group, Ltd. .............................................          9,649            15,722
     Tatts Group, Ltd. ..............................................         33,920            82,524
     Telstra Corp., Ltd. ............................................         18,156            58,951
    #Ten Network Holdings, Ltd. .....................................         18,699            18,081
     Toll Holdings, Ltd. ............................................          1,686             8,516
    #Transfield Services, Ltd. ......................................         16,298            38,896
     Transurban Group, Ltd. .........................................         10,351            56,780
    *Treasury Wine Estates, Ltd. ....................................          7,974            31,134
     UGL, Ltd. ......................................................          3,425            47,387
   #*Virgin Blue Holdings, Ltd. .....................................         23,199             9,045
     Wesfarmers, Ltd. ...............................................          2,235            75,830
     Westpac Banking Corp. ..........................................          3,985            92,477
    #Westpac Banking Corp. Sponsored ADR ............................          2,692           313,483
     Whitehaven Coal, Ltd. ..........................................          4,889            30,249
     WHK Group, Ltd. ................................................         11,744            10,466
     Woodside Petroleum, Ltd. .......................................          4,365           166,206
     Woolworths, Ltd. ...............................................          5,019           125,464
     WorleyParsons, Ltd. ............................................            511            14,832
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                        8,742,534
                                                                                       ---------------
AUSTRIA -- (0.4%)
     Agrana Beteiligungs AG .........................................             20             2,271
     Andritz AG .....................................................            448            39,600
    *CA Immobilien Anlagen AG .......................................            188             2,405
     Erste Group Bank AG ............................................          2,614            55,726
     EVN AG .........................................................            357             5,173
   #*Intercell AG ...................................................            265               709
    #Lenzing AG .....................................................            121            12,850
     Mayr-Melnhof Karton AG .........................................            163            15,090
    #Oesterreichischen Post AG ......................................            700            21,112
    #OMV AG .........................................................          4,617           160,885
     Palfinger AG ...................................................            699            14,393
     Rosenbauer International AG ....................................            124             5,112
     Schoeller-Bleckmann Oilfield Equipment AG ......................            340            26,864
     Semperit Holding AG ............................................            381            16,475
    *Strabag SE .....................................................          1,331            40,926
     Telekom Austria AG .............................................          1,496            16,969
     Uniqa Versicherungen AG ........................................            385             5,992
     Verbund AG .....................................................            602            17,481
     Voestalpine AG .................................................            845            29,033
     Zumtobel AG ....................................................            366             7,583
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                          496,649
                                                                                       ---------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BELGIUM -- (1.0%)
     Ackermans & van Haaren NV ......................................            653   $        52,607
     Ageas SA .......................................................         25,035            50,187
    *Agfa-Gevaert NV ................................................          7,268            18,155
     Anheuser-Busch InBev NV ........................................          1,681            93,222
     Anheuser-Busch InBev NV Sponsored ADR ..........................          4,320           239,630
     Banque Nationale de Belgique SA ................................              8            25,474
     Belgacom SA ....................................................          1,760            53,220
     Compagnie d'Entreprises SA .....................................            624            35,033
   #*Deceuninck NV ..................................................          4,912             7,712
     Delhaize Group SA Sponsored ADR ................................          2,009           131,248
   #*Dexia SA .......................................................          6,043             4,688
    *D'ieteren SA ...................................................            300            17,073
     Elia System Operator SA ........................................            896            36,359
     EVS Broadcast Equipment SA .....................................            396            20,267
    *Galapagos NV ...................................................          2,035            17,127
     KBC Groep NV ...................................................          3,262            72,338
    *Kinepolis Group NV .............................................            285            22,096
     Nyrstar NV .....................................................          7,145            62,488
     Omega Pharma SA ................................................            355            16,763
     Recticel SA ....................................................          1,539            10,491
     Sioen Industries NV ............................................            344             2,573
     Sipef NV .......................................................            152            11,996
     Solvay SA ......................................................          1,058           107,778
     Telenet Group Holding NV .......................................          1,220            47,056
     Tessenderlo Chemie NV ..........................................          1,353            41,981
   #*ThromboGenics NV ...............................................          1,084            28,400
     Umicore SA .....................................................          2,315            99,034
                                                                                       ---------------
TOTAL BELGIUM .......................................................                        1,324,996
                                                                                       ---------------
CANADA -- (10.2%)
    *5N Plus, Inc. ..................................................          1,597            10,815
    *Advantage Oil & Gas, Ltd. ......................................          4,130            21,919
     Aecon Group, Inc. ..............................................          1,864            16,831
    #AGF Management, Ltd. Class B ...................................          1,802            28,890
     Agnico-Eagle Mines, Ltd. .......................................            400            17,352
     Agrium, Inc. ...................................................            500            41,224
     Alamos Gold, Inc. ..............................................          2,800            51,828
     Algonquin Power & Utilities Corp. ..............................          5,400            30,339
    #AltaGas, Ltd. ..................................................          1,300            38,358
    *Angle Energy, Inc. .............................................          3,000            19,323
    *Antrim Energy, Inc. ............................................          4,360             4,680
    #ARC Resources, Ltd. ............................................          2,660            67,651
     Astral Media, Inc. Class A .....................................            600            20,599
     Atco, Ltd. Class I .............................................          1,000            61,079
    #Atlantic Power Corp. ...........................................          2,100            28,295
    *Atrium Innovations, Inc. .......................................          1,900            24,952
    *ATS Automation Tooling System, Inc. ............................          3,050            19,002
   #*AuRico Gold, Inc. ..............................................          7,524            72,843
    *Aurizon Mines, Ltd. ............................................          4,300            24,331
   #*Avion Gold Corp. ...............................................         13,700            29,276
   #*B2Gold Corp. ...................................................          8,300            30,560
    *Ballard Power Systems, Inc. ....................................         10,800            16,036
    #Bank of Montreal ...............................................          5,850           345,630
     Bank of Nova Scotia ............................................          7,575           399,212
   #*Bankers Petroleum, Ltd. ........................................          1,500             7,976
    #Barrick Gold Corp. .............................................          6,839           337,645
    #Baytex Energy Corp. ............................................            821            43,400
     BCE, Inc. ......................................................          3,527           139,806
     Bell Aliant, Inc. ..............................................          1,035            29,137
    *Bellatrix Exploration, Ltd. ....................................          2,869            13,327
   #*Birchcliff Energy, Ltd. ........................................          1,100            16,686

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *BlackPearl Resources, Inc. .....................................          5,500   $        26,210
     Bombardier, Inc. Class A .......................................          4,700            19,804
     Bombardier, Inc. Class B .......................................         16,925            69,958
    #Bonavista Energy Corp. .........................................            200             5,149
     Brookfield Asset Management, Inc. Class A ......................          3,600           104,163
    #Brookfield Properties Corp. ....................................          3,100            50,881
     CAE, Inc. ......................................................          3,208            34,212
     Calfrac Well Services, Ltd. ....................................          1,000            31,001
     Cameco Corp. ...................................................          5,842           125,368
     Canaccord Capital, Inc. ........................................          2,723            25,762
     Canada Bread Co., Ltd. .........................................            200             8,620
    #Canadian Imperial Bank of Commerce .............................          3,146           237,035
     Canadian National Railway Co. ..................................          1,200            94,002
    *Canadian National Resources, Ltd. ..............................          9,714           342,658
    #Canadian Oil Sands, Ltd. .......................................          4,300            99,654
     Canadian Pacific Railway, Ltd. .................................            190            11,744
    #Canadian Tire Corp. Class A ....................................            697            41,663
     Canadian Utilities, Ltd. Class A ...............................            800            48,357
     Canadian Western Bank ..........................................          1,800            51,467
     Canam Group, Inc. Class A ......................................          3,700            14,588
    *Canfor Corp. ...................................................          1,300            13,147
     Canfor Pulp Products, Inc. .....................................            779            10,473
    #Capstone Infrastructure Corp. ..................................          2,119            12,947
    *Capstone Mining Corp. ..........................................          8,100            27,467
     Cascades, Inc. .................................................          2,800            12,782
     CCL Industries, Inc. Class B ...................................            400            11,638
    *Celestica, Inc. ................................................          1,800            14,935
    *Celtic Exploration, Ltd. .......................................          1,200            29,725
     Cenovus Energy, Inc. ...........................................          4,841           165,811
     Centerra Gold, Inc. ............................................            100             1,982
    *Cequence Energy, Ltd. ..........................................            200               915
    *CGI Group, Inc. Class A ........................................          2,800            57,306
    *China Gold International Resources Corp., Ltd. .................          1,985             5,994
    #CI Financial Corp. .............................................          2,000            40,130
    #Cineplex, Inc. .................................................          1,135            30,141
    #CML HealthCare, Inc. ...........................................          3,568            34,687
     Cogeco Cable, Inc. .............................................            300            14,275
    *Compton Petroleum Corp. ........................................              4                25
    *Connacher Oil & Gas, Ltd. ......................................          3,200             1,477
    *Constellation Software, Inc. ...................................            235            16,447
    #Corus Entertainment, Inc. Class B ..............................            700            13,407
    *Cott Corp. .....................................................            400             2,809
    #Crescent Point Energy Corp. ....................................          3,408           145,552
    *Crew Energy, Inc. ..............................................          2,300            25,290
     Davis & Henderson Corp. ........................................          1,700            28,994
    #Daylight Energy, Ltd. ..........................................            400             3,953
    *Denison Mines Corp. ............................................          9,271            14,603
    *Descartes Systems Group, Inc. (The) ............................          4,200            31,392
     Dollarama, Inc. ................................................            500            18,821
     Dorel Industries, Inc. Class B .................................            400             9,728
    *Dundee Capital Markets, Inc. ...................................          1,460             1,172
    *Dundee Precious Metals, Inc. ...................................          3,100            24,881
    *Eastern Platinum, Ltd. .........................................         24,600            16,042
    #Emera, Inc. ....................................................            500            16,418
     Empire Co., Ltd. Class A .......................................            600            36,677
    #Enbridge, Inc. .................................................          7,312           253,307
    #Encana Corp. ...................................................          7,156           155,217
     Enerflex, Ltd. .................................................          1,300            13,381
    #Enerplus Corp. .................................................          3,284            91,329
     Ensign Energy Services, Inc. ...................................          3,200            48,124
     Equitable Group, Inc. ..........................................          1,300            33,362

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Euro Goldfields, Ltd. ..........................................          1,700   $        19,136
    *Fairborne Energy, Ltd. .........................................            900             3,214
     Finning International, Inc. ....................................          2,600            60,778
     First Capital Realty, Inc. .....................................          1,800            29,381
    *First Majestic Silver Corp. ....................................          2,300            39,066
    *FirstService Corp. .............................................            900            25,147
    *Flint Energy Services, Ltd. ....................................          2,500            29,972
    *Galleon Energy, Inc. Class A ...................................          1,400             3,933
     Genworth MI Canada, Inc. .......................................            536            11,830
     George Weston, Ltd. ............................................          1,400            97,041
     Gildan Activewear, Inc. ........................................            675            17,418
     GMP Capital, Inc. ..............................................            337             2,407
     Goldcorp, Inc. .................................................          3,100           150,840
    *Golden Star Resources, Ltd. ....................................          2,800             5,534
    *Gran Tierra Energy, Inc. .......................................          5,876            36,019
   #*Great Basin Gold, Ltd. .........................................         10,000            14,046
    *Great Canadian Gaming Corp. ....................................          4,400            36,198
     Great-West Lifeco, Inc. ........................................          1,500            33,394
     Groupe Aeroplan, Inc. ..........................................          4,823            55,549
    *Hanfeng Evergreen, Inc. ........................................          2,300             7,130
    *Harry Winston Diamond Corp. ....................................          1,359            16,470
     Home Capital Group, Inc. .......................................            900            40,704
     HudBay Minerals, Inc. ..........................................          6,400            70,116
    #Husky Energy, Inc. .............................................          3,300            84,722
     IAMGOLD Corp. ..................................................          6,100           131,149
    *Imax Corp. .....................................................          1,600            30,868
    *Imperial Metals Corp. ..........................................          1,900            40,125
    #Imperial Oil, Ltd. .............................................          1,900            78,688
     Indigo Books & Music, Inc. .....................................          1,191             7,946
     Industrial Alliance Insurance & Financial Services, Inc. .......          2,300            74,832
     Inmet Mining Corp. .............................................          1,236            73,782
     Intact Financial Corp. .........................................            500            27,901
    *International Forest Products, Ltd. Class A ....................          3,400            14,054
    *Intertape Polymer Group, Inc. ..................................          1,600             4,735
   #*Ivanhoe Energy, Inc. ...........................................          8,460            10,440
   #*Jaguar Mining, Inc. ............................................          2,600            13,434
    #Just Energy Group, Inc. ........................................              5                54
    *Katanga Mining, Ltd. ...........................................         20,369            29,018
    #Keyera Corp. ...................................................            800            36,495
     Killam Properties, Inc. ........................................          2,800            30,086
     Kinross Gold Corp. .............................................          7,077           100,892
    *Kirkland Lake Gold, Inc. .......................................          1,200            22,429
     Laurentian Bank of Canada ......................................            300            13,839
    *Legacy Oil & Gas, Inc. .........................................          1,926            17,429
     Leon's Furniture, Ltd. .........................................            536             6,345
     Linamar Corp. ..................................................          1,800            28,569
    #Loblaw Cos., Ltd. ..............................................          2,244            85,888
    *Lundin Mining Corp. ............................................         14,510            56,919
     MacDonald Dettweiler & Associates, Ltd. ........................          1,243            55,880
     Magna International, Inc. ......................................          2,700           103,016
     Major Drilling Group International, Inc. .......................          2,100            28,084
     Manitoba Telecom Services, Inc. ................................            300             9,610
    #Manulife Financial Corp. .......................................         17,216           227,301
     Maple Leaf Foods, Inc. .........................................          1,913            21,687
    *Martinrea International, Inc. ..................................            669             4,725
     Methanex Corp. .................................................            800            20,627
    #Metro, Inc. Class A ............................................          1,760            86,239
   #*Migao Corp. ....................................................          3,700            14,366
    *Minefinders Corp. ..............................................          1,900            26,935
     Morneau Shepell, Inc. ..........................................            591             5,929
     Mullen Group, Ltd. .............................................          2,000            40,191

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    #NAL Energy Corp. ...............................................            141   $         1,249
     National Bank of Canada ........................................          2,650           189,136
    *New Gold, Inc. .................................................          7,300            90,449
     Newalta Corp. ..................................................          1,080            12,796
     Nexen, Inc. ....................................................         12,735           216,307
    #Northland Power, Inc. ..........................................          1,100            18,253
     Nuvista Energy, Ltd. ...........................................          2,200            13,574
    *OceanaGold Corp. ...............................................            100               253
    *Open Range Energy Corp. ........................................          7,500            86,381
     Pacific Rubiales Energy Corp. ..................................          1,925            44,883
    *Paramount Resources, Ltd. Class A ..............................          1,100            40,027
     Pason Systems, Inc. ............................................            700             9,495
    #Pembina Pipeline Corp. .........................................          1,290            35,112
    #Pengrowth Energy Corp. .........................................          6,372            66,485
    #Penn West Petroleum, Ltd. ......................................          8,211           146,715
    #PetroBakken Energy, Ltd. Class A ...............................          1,261            11,487
     Petrominerales, Ltd. ...........................................          1,400            36,940
    #Peyto Exploration & Development Corp. ..........................            400             8,728
    *Pilot Gold, Inc. ...............................................            325               483
     Potash Corp. of Saskatchewan, Inc. .............................          1,237            58,552
    *Precision Drilling Corp. .......................................          5,334            61,862
    #Progress Energy Resources Corp. ................................          5,421            76,740
     Progressive Waste Solutions, Ltd. ..............................          2,338            49,258
    #Provident Energy, Ltd. .........................................          3,600            32,614
    *Quadra FNX Mining, Ltd. ........................................          4,294            49,542
     Quebecor, Inc. Class B .........................................          1,200            41,535
   #*Questerre Energy Corp. .........................................          7,500             7,524
     Reitmans Canada, Ltd. Class A ..................................            700            10,977
    *Research In Motion, Ltd. .......................................          1,584            32,038
     Richelieu Hardware, Ltd. .......................................          1,151            30,728
    #Ritchie Brothers Auctioneers, Inc. .............................          1,800            35,828
     Rogers Communications, Inc. Class B ............................            900            32,822
     RONA, Inc. .....................................................            800             7,705
    #Royal Bank of Canada ...........................................         12,327           601,293
     Russel Metals, Inc. ............................................          2,600            59,838
    *San Gold Corp. .................................................          4,200             8,680
     Saputo, Inc. ...................................................            800            33,051
    *Savanna Energy Services Corp. ..................................            700             5,906
    *Sears Canada, Inc. .............................................            900            13,652
    *SEMAFO, Inc. ...................................................          1,800            13,815
    #Shaw Communictions, Inc. Class B ...............................          1,951            39,519
     ShawCor, Ltd. Class A ..........................................          1,300            31,106
     Sherritt International Corp. ...................................          2,300            13,222
     Shoppers Drug Mart Corp. .......................................          1,166            49,015
    *Silver Standard Resources, Inc. ................................          1,100            21,476
     Silvercorp Metals, Inc. ........................................          1,200            11,160
   #*Sino-Forest Corp. ..............................................          5,700             7,838
     SNC-Lavalin Group, Inc. ........................................          1,300            65,329
    *Southern Pacific Resource Corp. ................................          1,185             1,748
    *SouthGobi Resources, Ltd. ......................................          1,700            14,190
    *Sprott Resource Corp. ..........................................          7,300            31,859
    *Stantec, Inc. ..................................................            879            21,615
     Student Transportation, Inc. ...................................          2,293            13,964
    #Sun Life Financial, Inc. .......................................          3,539            89,332
     Suncor Energy, Inc. ............................................         16,375           521,601
    #Superior Plus Corp. ............................................          2,600            17,998
    *SXC Health Solutions Corp. .....................................          1,000            46,431
     Talisman Energy, Inc. ..........................................         10,800           153,210
    *Taseko Mines, Ltd. .............................................          5,100            18,522
     Teck Resources, Ltd. Class B ...................................          6,200           248,560
     Telus Corp. ....................................................            300            16,141

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    #Telus Corp. Non-Voting .........................................          2,004   $       102,397
    *Thompson Creek Metals Co., Inc. ................................          4,800            34,480
    #Thomson Reuters Corp. ..........................................          3,576           105,800
     Tim Hortons, Inc. ..............................................          1,300            63,986
     Toromont Industries, Ltd. ......................................          1,300            24,389
    #Toronto Dominion Bank ..........................................          8,220           620,407
     Torstar Corp. Class B ..........................................          1,400            14,664
    #TransAlta Corp. ................................................          4,800           105,607
     TransCanada Corp. ..............................................          7,500           318,811
    #Transcontinental, Inc. Class A .................................          2,900            36,950
     TransForce, Inc. ...............................................            757             9,136
     Trican Well Service, Ltd. ......................................          2,500            44,219
    #Trilogy Energy Corp. ...........................................            261             8,892
     Trinidad Drilling, Ltd. ........................................          4,200            32,867
     Valeant Pharmaceuticals International, Inc. ....................            200             7,898
    #Veresen, Inc. ..................................................          2,800            40,480
     Vermilion Energy, Inc. .........................................            767            36,136
     Viterra, Inc. ..................................................          9,155            94,237
     West Fraser Timber Co., Ltd. ...................................            300            12,942
    *Westport Innovations, Inc. .....................................          1,396            42,129
     Wi-Lan, Inc. ...................................................          9,000            66,998
     Yamana Gold, Inc. ..............................................          5,665            84,570
     Zargon Oil & Gas, Ltd. .........................................          1,700            23,997
                                                                                       ---------------
TOTAL CANADA ........................................................                       13,067,154
                                                                                       ---------------
DENMARK -- (0.7%)
     A.P. Moller - Maersk A.S. Series B .............................              3            20,288
    *Alk-Abello A.S. ................................................             90             5,333
     Carlsberg A.S. Series B ........................................            971            65,737
    *Christian Hansen Holding A.S. ..................................            174             3,786
     Coloplast A.S. Series B ........................................            150            21,813
    #D/S Norden A.S. ................................................            884            25,782
    *Danske Bank A.S. ...............................................          5,546            75,828
     DSV A.S. .......................................................          2,780            55,695
     FLSmidth & Co. A.S. ............................................            403            25,523
    *Genmab A.S. ....................................................            400             2,336
     GN Store Nord A.S. .............................................          7,896            58,194
    *H. Lundbeck A.S. ...............................................          1,175            23,693
     Jeudan A.S. ....................................................            126             8,736
    *Jyske Bank A.S. ................................................            188             5,464
    #NKT Holding A.S. ...............................................            250             9,488
     Novo-Nordisk A.S. Series B .....................................             75             7,962
     Novo-Nordisk A.S. Sponsored ADR ................................          2,302           244,703
     Novozymes A.S. Series B ........................................            307            45,590
    #Rockwool International A.S. Series B ...........................             90             8,783
     Royal Unibrew A.S. .............................................            426            22,238
     SimCorp A.S. ...................................................             50             8,569
    *Spar Nord Bank A.S. ............................................            600             4,210
    *TDC A.S. .......................................................          4,133            33,936
    *Topdanmark A.S. ................................................            163            26,838
   #*Vestas Wind Systems A.S. .......................................          3,484            54,009
    *William Demant Holding A.S. ....................................            401            31,750
                                                                                       ---------------
TOTAL DENMARK .......................................................                          896,284
                                                                                       ---------------
FINLAND -- (1.3%)
     Ahlstrom Oyj ...................................................            715            12,327
     Alma Media Oyj .................................................          1,118             9,739
     Amer Sports Oyj Series A .......................................            872            12,008
     Atria P.L.C. ...................................................            677             5,932
     Cargotec Oyj Series B ..........................................          1,156            38,684
    *Citycon Oyj ....................................................          3,729            13,733

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
     Cramo Oyj ......................................................            704   $         8,360
    *Finnair Oyj ....................................................          1,807             7,074
     Fiskars Oyj Abp ................................................            651            12,997
     Fortum Oyj .....................................................          4,876           118,673
    #F-Secure Oyj ...................................................          6,547            19,413
     HKScan Oyj Series A ............................................          1,428            11,395
     Huhtamaki Oyj ..................................................          4,004            45,744
     KCI Konecranes Oyj .............................................            954            21,714
     Kemira Oyj .....................................................          3,102            42,485
     Kesko Oyj Series B .............................................          1,649            58,530
     Kone Oyj Series B ..............................................          1,397            76,914
     Lassila & Tikanoja Oyj .........................................            682            10,636
     Metso Corp. Oyj ................................................          3,392           131,209
    *M-real Oyj Series B ............................................          1,449             3,138
    *Neste Oil Oyj ..................................................          5,289            63,992
     Nokia Oyj ......................................................         21,773           146,514
    #Nokia Oyj Sponsored ADR ........................................         30,229           203,441
     Nokian Renkaat Oyj .............................................            887            32,488
     Oriola-KD Oyj Series B .........................................            378             1,051
     Orion Oyj Series A .............................................            463             9,431
     Orion Oyj Series B .............................................            932            19,395
    #Outokumpu Oyj ..................................................          2,757            23,302
     Outotec Oyj ....................................................            422            19,590
     Poyry Oyj ......................................................            706             6,373
     Raisio P.L.C. Series V .........................................          3,077             9,935
     Ramirent Oyj ...................................................            548             4,690
     Rautaruukki Oyj Series K .......................................          1,100            11,725
     Ruukki Group Oyj ...............................................          1,697             2,285
    #Sanoma Oyj .....................................................          2,591            34,761
    #Stockmann Oyj Abp Series B .....................................            275             4,888
    #Stora Enso Oyj Series R ........................................         20,055           126,941
    #Tieto Oyj ......................................................            806            12,761
     Tikkurila Oyj ..................................................            348             6,765
     UPM-Kymmene Oyj ................................................         12,307           143,908
     Vaisala Oyj Series A ...........................................             69             1,662
     Wartsila Corp. Oyj Series B ....................................          4,272           129,804
     Yit Oyj ........................................................            501             7,906
                                                                                       ---------------
TOTAL FINLAND .......................................................                        1,684,313
                                                                                       ---------------
FRANCE -- (6.7%)
     Accor SA .......................................................          1,562            51,052
     Air Liquide SA .................................................          1,408           181,797
    *Alcatel-Lucent SA ..............................................         28,475            78,725
     Alstom SA ......................................................            846            31,503
     ALTEN SA .......................................................            421            11,989
    *Altran Technologies SA .........................................          4,114            20,843
     April SA .......................................................            128             2,223
    *Arkema SA ......................................................          2,364           160,655
     AtoS ...........................................................          1,623            78,463
     AXA SA .........................................................         11,831           190,289
     AXA SA Sponsored ADR ...........................................          2,900            46,835
    *Axway Software SA ..............................................            228             4,669
     Beneteau SA ....................................................          1,571            22,418
     bioMerieux SA ..................................................             95             8,243
     BNP Paribas SA .................................................          8,737           390,150
     Bongrain SA ....................................................            214            15,182
    #Bourbon SA .....................................................          1,171            32,502
   #*Bouygues SA ....................................................          1,944            72,606
    *Bull SA ........................................................          5,424            25,645
     Bureau Veritas SA ..............................................            617            47,875
     Capgemini SA ...................................................          2,951           112,921

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     Carrefour SA ...................................................          4,871   $       128,877
     Casino Guichard Perrachon SA ...................................            907            84,929
     CFAO SA ........................................................             24               927
     Cie de Saint-Gobain SA .........................................          3,478           160,744
   #*Cie Generale de Geophysique - Veritas SA Sponsored ADR .........          5,600           122,304
     Cie Generale des Establissements Michelin SA Series B ..........          1,862           134,828
     Cie Generale D'Optique Essilor Intenational SA .................          1,550           112,025
     Ciments Francais SA ............................................            106             9,362
    *Club Mediterranee SA ...........................................            780            14,744
     CNP Assurances SA ..............................................            626             9,560
     Credit Agricole SA .............................................          8,822            68,285
     Danone SA ......................................................          4,824           334,414
     Dassault Systemes SA ADR .......................................            500            41,930
    *Derichebourg SA ................................................          4,522            18,011
     Edenred SA .....................................................          1,548            43,665
    *Eiffage SA .....................................................            479            16,246
    *Electricite de France SA .......................................          1,514            45,310
     Eramet SA ......................................................             14             2,192
     ESSO SA Francaise ..............................................             72             7,411
     Establissements Maurel et Prom SA ..............................          1,547            31,101
     Euler Hermes SA ................................................            231            16,677
   #*Euro Disney SCA ................................................          1,039             7,142
     Eurofins Scientific SA .........................................            301            27,038
     European Aeronautic Defence & Space Co. SA .....................          3,285            96,839
     Eutelsat Communications SA .....................................          1,645            67,744
     Faiveley Transport SA ..........................................             99             6,775
     Faurecia SA ....................................................          1,157            30,591
     Fimalac SA .....................................................            138             5,745
     France Telecom SA ..............................................          6,786           122,004
     France Telecom SA Sponsored ADR ................................          5,900           106,082
     GDF Suez SA ....................................................          7,607           214,310
     Gemalto NV .....................................................          1,658            75,413
     GL Events SA ...................................................            729            18,495
     Groupe Eurotunnel SA ...........................................          4,428            39,887
     Groupe Steria SCA ..............................................          1,736            33,111
     Guyenne et Gascogne SA .........................................             72             8,248
    *Haulotte Group SA ..............................................            105             1,172
     Havas SA .......................................................          8,511            36,639
     Hermes International SA ........................................            121            41,147
     Imerys SA ......................................................            712            40,510
     Ingenico SA ....................................................          1,037            40,995
     Interparfums SA ................................................            321             9,699
    *Ipsen SA .......................................................            668            22,046
     Ipsos SA .......................................................            347            11,355
    *JCDecaux SA ....................................................            773            20,586
     Korian SA ......................................................            218             4,226
     Lafarge SA .....................................................          3,581           144,996
     Lagardere SCA ..................................................          3,046            81,597
     Legrand SA .....................................................          2,260            79,887
     L'Oreal SA .....................................................          1,566           172,425
     LVMH Moet Hennessy Louis Vuitton SA ............................          1,438           238,340
     M6 Metropole Television SA .....................................            533             9,111
     Maisons France Confort SA ......................................            226             8,061
    *Manitou BF SA ..................................................            582            11,688
     Mersen SA ......................................................            178             6,949
     Natixis SA .....................................................         19,483            61,746
     Naturex SA .....................................................            308            23,381
     Nexans SA ......................................................          1,179            74,162
     Nexity SA ......................................................            965            27,802
     Norbert Dentressangle SA .......................................              3               266
    *NRJ Group SA ...................................................          2,272            22,399

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     Orpea SA .......................................................            182   $         7,831
    #PagesJaunes Groupe SA ..........................................          2,821            12,037
     Pernod-Ricard SA ...............................................          2,291           213,188
     Peugeot SA .....................................................          4,045            88,012
     Pierre & Vacances SA ...........................................            107             4,169
     Plastic Omnium SA ..............................................            474            13,178
     PPR SA .........................................................            706           109,554
     Publicis Groupe SA .............................................          1,084            52,293
     Rallye SA ......................................................            815            26,058
     Remy Cointreau SA ..............................................            416            34,080
     Renault SA .....................................................          5,550           231,891
     Rexel SA .......................................................          3,608            64,683
     Rubis SA .......................................................            860            48,873
    *Sa des Ciments Vicat SA ........................................            291            19,018
     Safran SA ......................................................          1,124            36,705
     Saft Groupe SA .................................................            337            10,239
     Samse SA .......................................................              4               332
    *Sanofi SA ......................................................            554            39,633
     Schneider Electric SA ..........................................          4,888           287,022
     SCOR SE ........................................................          3,621            84,357
     SEB SA .........................................................            290            24,312
     Sechilienne SA .................................................            158             2,947
    #Sequana SA .....................................................            986             6,034
     SES SA .........................................................          2,870            73,304
     Societe BIC SA .................................................            594            53,009
     Societe d'Edition de Canal Plus SA .............................          1,800            10,947
     Societe Generale SA ............................................          6,182           177,001
    *Societe Television Francaise 1 SA ..............................          2,666            35,796
     Sodexo SA ......................................................            886            63,973
   #*Soitec SA ......................................................          1,897             9,467
     Sopra Group SA .................................................            228            14,459
     STEF-TFE SA ....................................................             27             1,365
     STMicroelectronics NV ..........................................          7,387            51,191
     STMicroelectronics NV ADR ......................................          4,375            30,319
     Suez Environnement SA ..........................................          1,434            22,497
   #*Technicolor SA .................................................            828             2,242
     Technip SA .....................................................            829            78,388
     Teleperformance SA .............................................          1,201            25,359
     Thales SA ......................................................          1,703            60,060
   #*Theolia SA .....................................................            955             1,357
     Total SA .......................................................          7,373           384,703
     Total SA Sponsored ADR .........................................          6,225           325,568
     Trigano SA .....................................................          1,235            22,506
    *UbiSoft Entertainment SA .......................................          1,168             6,997
     Valeo SA .......................................................            878            44,071
    *Vallourec SA ...................................................          1,579            95,745
     Veolia Environnement SA ........................................            985            13,947
     Veolia Environnement SA ADR ....................................          1,000            14,190
     Viel et Compagnie SA ...........................................            300             1,199
    #Vilmorin & Cie SA ..............................................            128            14,060
     Vinci SA .......................................................          2,146           105,236
     Virbac SA ......................................................            123            21,250
     Vivendi SA .....................................................         14,792           330,548
                                                                                       ---------------
TOTAL FRANCE ........................................................                        8,547,936
                                                                                       ---------------
GERMANY -- (4.8%)
    *Aareal Bank AG .................................................          1,754            35,148
     Adidas-Salomon AG ..............................................          1,347            94,865
    *ADVA AG Optical Networking .....................................          1,788            10,562
   #*Air Berlin P.L.C. ..............................................          3,958            14,483
    #Aixtron SE .....................................................            817            11,568

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     Allianz SE .....................................................          3,942   $       438,595
     Allianz SE Sponsored ADR .......................................         10,000           112,000
   #*Asian Bamboo AG ................................................            317             4,707
     Aurubis AG .....................................................            920            51,908
     Axel Springer AG ...............................................            675            27,281
   #*Balda AG .......................................................          1,434            10,168
     BASF SE ........................................................          3,639           265,632
     Bauer AG .......................................................             98             2,260
     Bayer AG .......................................................          1,916           122,072
     Bayerische Motoren Werke AG ....................................          2,533           205,766
     BayWa AG .......................................................            297            13,078
     Bechtle AG .....................................................            976            36,410
     Beiersdorf AG ..................................................            626            36,089
     Biotest AG .....................................................            111             6,379
    *Brenntag AG ....................................................            357            35,916
     Celesio AG .....................................................            249             3,927
     Cewe Color Holding AG ..........................................            374            14,542
     Comdirect Bank AG ..............................................          2,270            23,425
    *Commerzbank AG .................................................         41,267           100,763
   #*Constantin Medien AG ...........................................          3,713             7,718
    *Continental AG .................................................            493            36,762
     CropEnergies AG ................................................          1,674            12,326
    *Curanum AG .....................................................          1,768             5,246
     Delticom AG ....................................................             86             9,582
     Deutsche Bank AG (5750355) .....................................          3,630           150,095
    #Deutsche Bank AG (D18190898) ...................................          1,215            50,313
     Deutsche Lufthansa AG ..........................................          2,403            32,649
     Deutsche Post AG ...............................................          9,886           149,956
     Deutsche Telekom AG ............................................         17,217           218,727
    #Deutsche Telekom AG Sponsored ADR ..............................          6,800            86,360
     Deutsche Wohnen AG .............................................          1,863            27,430
    *Deutz AG .......................................................          6,556            40,998
   #*Dialog Semiconductor P.L.C. ....................................            987            18,999
    #Douglas Holding AG .............................................            193             7,796
     Drillisch AG ...................................................          2,194            25,089
     Elmos Semiconductor AG .........................................          1,361            14,525
     Fielmann AG ....................................................            130            13,659
     Fraport AG .....................................................          1,100            69,258
    #Freenet AG .....................................................          2,915            37,580
     Fresenius Medical Care AG & Co. KGaA ADR .......................            800            58,160
     Fresenius SE & Co. KGaA ........................................            915            89,843
   #*GAGFAH SA ......................................................          3,299            21,129
     GEA Group AG ...................................................          2,838            77,820
     Gerresheimer AG ................................................          1,019            45,159
    *Gesco AG .......................................................            211            17,015
     GFK SE .........................................................            415            19,190
    *Gildemeister AG ................................................          3,114            45,221
     Grenkeleasing AG ...............................................            342            18,822
     H&R AG .........................................................             95             2,072
     Hamburger Hafen und Logistik AG ................................            806            24,781
     Hannover Rueckversicherung AG ..................................          1,501            73,901
   #*Heidelberger Druckmaschinen AG .................................          5,179            10,173
     Heidelberger Zement AG .........................................          1,783            80,720
     Henkel AG & Co. KGaA ...........................................            991            48,390
     Hochtief AG ....................................................          1,112            80,846
     Indus Holding AG ...............................................            446            11,640
    #Infineon Technologies AG ADR ...................................          7,164            64,619
   #*IVG Immobilien AG ..............................................          3,658            16,302
    *Jenoptik AG ....................................................          3,400            22,466
    *K+S AG .........................................................          1,453            92,070
    *Kabel Deutschland Holding AG ...................................            131             7,430

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     Kloeckner & Co. SE .............................................          2,194   $        32,701
     Kontron AG .....................................................          4,419            31,277
     Krones AG ......................................................            127             6,474
    *Kuka AG ........................................................            785            14,936
     KWS Saat AG ....................................................             54            11,012
     Lanxess AG .....................................................          1,076            62,845
     Leoni AG .......................................................          1,292            53,938
     Linde AG .......................................................            869           137,665
    #LPKF Laser & Electronics AG ....................................            929            13,141
     MAN SE .........................................................          1,113            98,067
     Merck KGaA .....................................................          1,135           105,912
     Metro AG .......................................................          1,086            50,318
    *Morphosys AG ...................................................          1,004            24,460
     MTU Aero Engines Holding AG ....................................            936            62,679
     Munchener Rueckversicherungs-Gesellschaft AG ...................          1,592           213,200
     MVV Energie AG .................................................            114             3,782
   #*Nordex SE ......................................................            320             1,979
    *Patrizia Immobilien AG .........................................          2,980            16,334
     Pfeiffer Vacuum Technology AG ..................................            214            21,628
     PNE Wind AG ....................................................          5,346            12,045
    #Praktiker AG ...................................................          1,393             5,515
     Puma SE ........................................................             59            18,950
   #*Q-Cells SE .....................................................          1,266             1,257
     R Stahl AG .....................................................            392            12,833
     Rational AG ....................................................             48            11,051
     Rheinmetall AG .................................................            288            15,274
     Rhoen-Klinikum AG ..............................................          2,344            46,771
     RWE AG .........................................................          2,307            98,340
     SAP AG .........................................................          1,480            89,493
    #SAP AG Sponsored ADR ...........................................          4,860           293,350
   #*SGL Carbon SE ..................................................            966            60,040
     Siemens AG .....................................................            512            53,668
    #Siemens AG Sponsored ADR .......................................          4,237           444,758
    *Sky Deutschland AG .............................................          1,980             5,834
     Software AG ....................................................            441            18,264
     Stada Arzneimittel AG ..........................................          2,098            50,681
     STRATEC Biomedical AG ..........................................            161             6,536
   #*Suss Microtec AG ...............................................          1,680            17,609
     Symrise AG .....................................................            851            22,028
    *TAG Immobilien AG ..............................................          1,191            10,169
     Takkt AG .......................................................            314             3,993
     ThyssenKrupp AG ................................................          2,021            57,899
   #*TUI AG .........................................................          4,115            26,842
     United Internet AG .............................................          2,950            58,133
     Volkswagen AG ..................................................            202            31,590
     Vossloh AG .....................................................            284            29,691
     VTG AG .........................................................          1,395            27,972
    #Wacker Chemie AG ...............................................            130            13,084
     Wincor Nixdorf AG ..............................................            165             9,240
     Wirecard AG ....................................................          1,798            28,599
                                                                                       ---------------
TOTAL GERMANY .......................................................                        6,164,238
                                                                                       ---------------
GREECE -- (0.2%)
    *Agricultural Bank of Greece S.A. ...............................            227                76
    *Alpha Bank A.E. ................................................          3,571             4,749
    *Bank of Cyprus Public Co., Ltd. S.A. ...........................         11,741            16,078
     Bank of Greece S.A. ............................................            135             2,763
     Coca-Cola Hellenic Bottling Co. S.A. ...........................          2,741            53,940
     Coca-Cola Hellenic Bottling Co. S.A. ADR .......................            700            13,755
    *EFG Eurobank Ergasias S.A. .....................................          9,716             8,923
     EYDAP Athens Water Supply & Sewage Co. S.A. ....................          1,035             4,253

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GREECE -- (Continued)
    *Fourlis Holdings S.A. ..........................................            615   $         2,650
     GEK Terna S.A. .................................................          1,220             1,681
     Hellenic Petroleum S.A. ........................................          3,218            28,198
    *Hellenic Telecommunication Organization Co. S.A. ...............          2,888            15,891
     JUMBO S.A. .....................................................          1,067             5,783
    *Marfin Investment Group S.A. ...................................          7,552             4,093
    *Marfin Popular Bank PCL ........................................          5,885             2,007
     Motor Oil (Hellas) Corinth Refineries S.A. .....................          1,306            11,750
    *Mytilineos Holdings S.A. .......................................          4,261            19,693
    *National Bank of Greece S.A. ...................................         18,147            41,860
     National Bank of Greece S.A. ADR ...............................          4,590             2,485
     OPAP S.A. ......................................................          2,782            32,130
    *Piraeus Bank S.A. ..............................................         12,309             3,511
     Public Power Corp. S.A. ........................................          1,803            15,377
    *Sidenor Steel Products Manufacturing Co. S.A. ..................            614             1,499
     Titan Cement Co. S.A. ..........................................          1,093            21,108
    *TT Hellenic Postbank S.A. ......................................          3,483             1,716
                                                                                       ---------------
TOTAL GREECE ........................................................                          315,969
                                                                                       ---------------
HONG KONG -- (1.1%)
     AAC Technologies Holdings, Inc. ................................          4,000             9,176
     Allied Properties (H.K.), Ltd. .................................         48,000             6,627
     Associated International Hotels, Ltd. ..........................          4,000             7,956
     BOC Hong Kong Holdings, Ltd. ...................................         15,000            35,442
    #Brightoil Petroleum Holdings, Ltd. .............................         24,000             5,820
     Cathay Pacific Airways, Ltd. ...................................         19,000            34,488
     Cheung Kong Holdings, Ltd. .....................................          2,000            24,716
     China Overseas Grand Oceans Group, Ltd. ........................         20,000            15,256
     CLP Holdings, Ltd. .............................................          4,500            40,000
     Dah Chong Hong Holdings, Ltd. ..................................         25,000            30,487
     Dah Sing Financial Holdings, Ltd. ..............................          1,800             5,576
     Dickson Concepts International, Ltd. ...........................          6,500             3,730
     EcoGreen Fine Chemicals Group, Ltd. ............................         28,000             7,457
     Esprit Holdings, Ltd. ..........................................          8,600            12,439
    *Foxconn International Holdings, Ltd. ...........................         33,000            22,104
    *Genting Hong Kong, Ltd. ........................................         96,000            30,081
     Giordano International, Ltd. ...................................         14,000            10,507
     Glorious Sun Enterprises, Ltd. .................................         14,000             4,583
    *G-Resources Group, Ltd. ........................................        144,000             8,685
     Hang Lung Group, Ltd. ..........................................         10,000            60,584
     Hang Lung Properties, Ltd. .....................................         10,000            36,228
    #Hang Seng Bank, Ltd. ...........................................          3,600            46,420
     Harbour Centre Development, Ltd. ...............................          2,000             2,223
     Henderson Land Development Co., Ltd. ...........................          7,024            38,393
     HKR International, Ltd. ........................................         48,800            20,177
     Hong Kong & Shanghai Hotels, Ltd. ..............................          6,500             8,658
     Hong Kong Aircraft Engineering Co., Ltd. .......................            800             9,978
     Hongkong Chinese, Ltd. .........................................         58,000             9,201
     Hysan Development Co., Ltd. ....................................          4,000            13,882
     Kerry Properties, Ltd. .........................................         13,000            47,709
    *Kowloon Development Co., Ltd. ..................................          7,000             6,736
    #Li & Fung, Ltd. ................................................         25,360            48,874
     Lifestyle International Holdings, Ltd. .........................          4,500            12,047
     Luk Fook Holdings International, Ltd. ..........................          4,000            17,175
    #Midland Holdings, Ltd. .........................................         18,000             8,804
     MTR Corp., Ltd. ................................................         10,051            32,509
     New World Development Co., Ltd. ................................         28,986            30,462
    *Noble Group, Ltd. ..............................................         10,000            12,210
     NWS Holdings, Ltd. .............................................         16,185            24,543
     Orient Overseas International, Ltd. ............................          2,500            11,299
     Pacific Basin Shipping, Ltd. ...................................         21,000             9,575

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Paliburg Holdings, Ltd. ........................................         28,000   $         8,811
     Power Assets Holdings, Ltd. ....................................         10,000            75,732
     Public Financial Holdings, Ltd. ................................         10,000             4,230
     Samling Global, Ltd. ...........................................        106,000             6,093
    *Sands China, Ltd. ..............................................          5,600            16,829
     Shangri-La Asia, Ltd. ..........................................          6,000            12,005
     Shun Tak Holdings, Ltd. ........................................          8,000             3,747
     Sino Land Co., Ltd. ............................................         48,022            75,910
    *Sino-Tech International Holdings, Ltd. .........................        110,000             1,271
     SJM Holdings, Ltd. .............................................          9,000            15,426
    #Sun Hung Kai & Co., Ltd. .......................................          4,000             2,334
     Sun Hung Kai Properties, Ltd. ..................................          9,000           123,576
    #Sustainable Forest Holdings, Ltd. ..............................        232,500             5,862
     Television Broadcasts, Ltd. ....................................          2,000            11,525
     Tongda Group Holdings, Ltd. ....................................        270,000             8,412
     Transport International Holdings, Ltd. .........................          2,800             5,719
     Victory City International Holdings, Ltd. ......................         41,042             4,421
     Vitasoy International Holdings, Ltd. ...........................         10,000             7,059
    *VST Holdings, Ltd. .............................................         62,000             9,864
     VTech Holdings, Ltd. ...........................................          1,400            13,063
     Wharf Holdings, Ltd. ...........................................         14,000            74,469
     Wheelock & Co., Ltd. ...........................................          9,000            26,443
    *Wynn Macau, Ltd. ...............................................          4,800            13,449
    #Xinyi Glass Holdings, Ltd. .....................................         34,000            21,337
                                                                                       ---------------
TOTAL HONG KONG .....................................................                        1,370,404
                                                                                       ---------------
IRELAND -- (0.4%)
    *Anglo Irish Bank Corp. P.L.C. ..................................          5,570                --
     C&C Group P.L.C. ...............................................          1,711             6,841
     CRH P.L.C. .....................................................          3,200            57,763
    #CRH P.L.C. Sponsored ADR .......................................          7,772           143,083
     DCC P.L.C. .....................................................            432            11,975
     Dragon Oil P.L.C. ..............................................          3,059            27,344
     FBD Holdings P.L.C. ............................................          1,875            16,732
     Glanbia P.L.C. .................................................          4,032            26,321
    *Governor & Co. of the Bank of Ireland P.L.C. (The) .............         87,494            12,319
     Governor & Co. of the Bank of Ireland P.L.C. Sponsored
        ADR (The) ...................................................             30               177
     Grafton Group P.L.C. ...........................................          5,495            21,203
     Greencore Group P.L.C. .........................................         26,335            26,394
    *Independent News & Media P.L.C. ................................            730               279
     Kerry Group P.L.C. Series A ....................................          1,697            62,933
     Paddy Power P.L.C. .............................................            456            25,083
    *Smurfit Kappa Group P.L.C. .....................................          3,302            22,643
    *United Drug P.L.C. .............................................          1,895             5,848
                                                                                       ---------------
TOTAL IRELAND .......................................................                          466,938
                                                                                       ---------------
ISRAEL -- (0.3%)
     Bank Hapoalim B.M. .............................................         18,848            73,056
     Bank Leumi Le-Israel B.M. ......................................         14,876            51,550
     Bezeq The Israeli Telecommunication Corp., Ltd. ................         10,837            22,901
     Cellcom Israel, Ltd. ...........................................            360             7,931
    *Ceragon Networks, Ltd. .........................................          1,170            11,808
     Clal Industries & Investments, Ltd. ............................          2,565            12,094
     Clal Insurance Enterprises Holdings, Ltd. ......................            670            11,652
     Elbit Systems, Ltd. ............................................            782            34,616
    *EZchip Semiconductor, Ltd. .....................................            325            11,604
    *Given Imaging, Ltd. ............................................            358             5,483
     Harel Insurance Investments & Finances, Ltd. ...................            384            16,606
     Israel Chemicals, Ltd. .........................................          3,136            37,186
    *Israel Discount Bank, Ltd. Series A ............................          9,101            15,043
    *Mellanox Technologies, Ltd. ....................................            321            10,181

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
     Migdal Insurance & Financial Holding, Ltd. .....................          1,471   $         2,122
     Mizrahi Tefahot Bank, Ltd. .....................................          1,017             8,751
    *Oil Refineries, Ltd. ...........................................         30,902            17,726
     Paz Oil Co., Ltd. ..............................................             79            11,221
    *Retalix, Ltd. ..................................................            659             9,772
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR .............          1,219            49,796
                                                                                       ---------------
TOTAL ISRAEL ........................................................                          421,099
                                                                                       ---------------
ITALY -- (1.9%)
     A2A SpA ........................................................         14,901            20,373
     ACEA SpA .......................................................            926             7,021
     Alerion Cleanpower SpA .........................................          2,085            13,644
     Ansaldo STS SpA ................................................          2,796            29,580
     Arnoldo Mondadori Editore SpA ..................................          3,462             7,110
     Assicurazioni Generali SpA .....................................          9,738           174,233
     Astaldi SpA ....................................................          2,155            12,685
     Atlantia SpA ...................................................          1,665            25,360
     Autogrill SpA ..................................................          1,407            16,273
     Azimut Holding SpA .............................................          3,472            27,064
     Banca Monte Dei Paschi di Siena SpA ............................         73,896            34,314
     Banca Piccolo Credito Valtellinese Scarl .......................          5,966            17,301
    #Banca Popolare dell'Emilia Romagna Scarl .......................          2,554            20,593
    *Banca Popolare dell'Etruria e del Lazio Scarl ..................          5,269            10,348
   #*Banca Popolare di Milano Scarl .................................          5,532             3,404
     Banca Popolare di Sondrio Scarl ................................          5,177            39,494
    #BasicNet SpA ...................................................          3,053             9,683
    *Buongiorno SpA .................................................          4,310             6,017
   #*Buzzi Unicem SpA ...............................................          1,190            10,880
    #C.I.R. SpA - Compagnie Industriali Riunite .....................         12,797            25,585
     Credito Emiliano SpA ...........................................          1,297             5,517
     Davide Campari - Milano SpA ....................................          3,357            25,934
     De Longhi SpA ..................................................          4,371            47,767
     DiaSorin SpA ...................................................            691            22,368
     Enel SpA .......................................................         50,708           239,245
     Eni SpA ........................................................         10,281           227,250
     Eni SpA Sponsored ADR ..........................................            600            26,412
     ERG SpA ........................................................            971            11,947
     Esprinet SpA ...................................................          1,834             7,511
    #Falck Renewables SpA ...........................................          2,083             2,369
    *Fiat Industrial SpA ............................................          5,316            46,284
    *Fiat SpA .......................................................          5,849            35,816
     Finmeccanica SpA ...............................................          8,008            54,888
    *Gemina SpA .....................................................          6,656             5,666
    #Geox SpA .......................................................            707             2,820
     Gruppo Editoriale L'Espresso SpA ...............................          2,471             4,364
     Hera SpA .......................................................          4,615             7,546
     Immsi SpA ......................................................         13,995            12,114
     Impregilo SpA ..................................................          2,167             6,374
     Intesa Sanpaolo SpA ............................................        106,486           187,948
     Iren SpA .......................................................          3,033             3,669
    #Italcementi SpA ................................................          3,075            20,449
     Italmobiliare SpA ..............................................            111             3,108
     KME Group SpA ..................................................          9,436             4,273
    *Lottomatica SpA ................................................          1,126            21,495
     Mediaset SpA ...................................................          9,368            34,516
    *Milano Assicurazioni SpA .......................................          5,077             2,165
     Piaggio & C. SpA ...............................................          7,738            25,718
    #Pirelli & Co. SpA ..............................................          2,203            19,442
    *Prelios SpA ....................................................          2,203               647
    *Premafin Finanziaria SpA .......................................          6,626             2,150
     Prysmian SpA ...................................................          3,593            54,316

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
    *Reno de Medici SpA .............................................         17,900   $         4,367
    *Safilo Group SpA ...............................................          1,166             9,662
     Saipem SpA .....................................................          3,018           134,852
    *Saras SpA ......................................................          3,428             5,637
     Snam Rete Gas SpA ..............................................         17,646            86,257
     Societa Cattolica di Assicurazioni Scrl ........................          1,001            22,283
     Societa Iniziative Autostradali e Servizi SpA ..................          3,086            25,505
     Sogefi SpA .....................................................          5,901            20,431
    *Sorin SpA ......................................................          5,946            12,428
     Telecom Italia SpA .............................................         50,088            62,323
    #Telecom Italia SpA Sponsored ADR ...............................          6,420            79,801
     Tenaris SA .....................................................          1,995            31,833
     Tenaris SA ADR .................................................          2,200            69,982
     Terna Rete Elettrica Nazionale SpA .............................          8,681            33,361
     Tod's SpA ......................................................            420            41,924
     UniCredit SpA ..................................................        121,141           140,570
    *Unipol Gruppo Finanziario SpA ..................................          5,663             2,322
     Vittoria Assicurazioni SpA .....................................          2,148             9,101
                                                                                       ---------------
TOTAL ITALY .........................................................                        2,475,689
                                                                                       ---------------
JAPAN -- (19.9%)
     77 Bank, Ltd. (The) ............................................          5,000            19,695
     Accordia Golf Co., Ltd. ........................................             37            27,241
     Adeka Corp. ....................................................          4,200            42,003
     Advan Co., Ltd. ................................................            500             4,543
     Advantest Corp. ................................................          1,000            11,639
     Advantest Corp. ADR ............................................            500             5,870
     AEON Co., Ltd. .................................................         10,600           138,635
     Aica Kogyo Co., Ltd. ...........................................          2,900            39,231
     Aichi Bank, Ltd. (The) .........................................            300            16,651
     Air Water, Inc. ................................................          4,000            50,777
     Aisin Seiki Co., Ltd. ..........................................          1,300            41,115
     Ajinomoto Co., Inc. ............................................         10,000           111,944
     Akita Bank, Ltd. (The) .........................................          3,000             8,595
     Alfresa Holdings Corp. .........................................            500            18,733
     Alps Electric Co., Ltd. ........................................          3,200            24,096
     Amada Co., Ltd. ................................................          6,000            39,805
     Amano Corp. ....................................................          3,100            26,093
    #Anritsu Corp. ..................................................          2,000            22,613
    #AOI Electronic Co., Ltd. .......................................            200             2,702
     Aomori Bank, Ltd. (The) ........................................          6,000            17,303
     Arakawa Chemical Industries, Ltd. ..............................            300             2,497
     Arc Land Sakamoto Co., Ltd. ....................................            900            16,476
     Arcs Co., Ltd. .................................................          2,323            41,359
     Asahi Diamond Industrial Co., Ltd. .............................          1,000            14,726
     Asahi Glass Co., Ltd. ..........................................         10,000            87,569
     Asahi Group Holdings, Ltd. .....................................          4,300            88,025
     Asahi Kasei Corp. ..............................................         17,000           100,816
    *ASAHI TEC CORP. ................................................         80,000            23,368
     Asatsu-DK, Inc. ................................................            300             7,041
     Asics Corp. ....................................................          1,000            13,257
     Astellas Pharma, Inc. ..........................................          4,800           175,552
   #*Atom Corp. .....................................................          3,800            12,982
     Autobacs Seven Co., Ltd. .......................................            900            41,212
     Avex Group Holdings, Inc. ......................................          2,300            27,210
     Awa Bank, Ltd. (The) ...........................................          3,000            19,939
     Bank of Iwate, Ltd. (The) ......................................            200             9,076
     Bank of Kyoto, Ltd. (The) ......................................          4,000            33,978
     Bank of Nagoya, Ltd. (The) .....................................          2,000             6,330
     Bank of Okinawa, Ltd. (The) ....................................            300            11,977
     Bank of Saga, Ltd. (The) .......................................          8,000            18,964

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Bank of the Ryukyus, Ltd. ......................................          1,800   $        22,012
     Bank of Yokohama, Ltd. (The) ...................................          1,000             4,578
     Belluna Co., Ltd. ..............................................          3,100            24,223
     Benesse Holdings, Inc. .........................................            500            21,724
     Bridgestone Corp. ..............................................          4,800           112,546
     Brother Industries, Ltd. .......................................          2,300            30,017
     Bunka Shutter Co., Ltd. ........................................          6,000            18,796
     Calsonic Kansei Corp. ..........................................          4,000            23,472
     Canon Electronics, Inc. ........................................            400             9,727
     Canon Marketing Japan, Inc. ....................................            600             7,113
     Canon, Inc. Sponsored ADR ......................................          8,300           378,065
     Capcom Co., Ltd. ...............................................            200             5,232
    #Casio Computer Co., Ltd. .......................................          9,200            56,360
     Central Glass Co., Ltd. ........................................          7,000            31,291
     Century Tokyo Leasing Corp. ....................................          2,300            45,985
    #Chiyoda Corp. ..................................................          3,000            34,547
     Chubu Electric Power Co., Ltd. .................................          6,400           117,093
     Chubu Shiryo Co., Ltd. .........................................          1,000             6,124
     Chugai Pharmaceutical Co., Ltd. ................................          1,800            28,195
     Chugoku Bank, Ltd. (The) .......................................          5,000            65,494
    #Chugoku Electric Power Co., Ltd. (The) .........................          2,800            41,663
     Chukyo Bank, Ltd. (The) ........................................          8,000            19,100
     Chuo Spring Co., Ltd. ..........................................          1,000             3,399
     Circle K Sunkus Co., Ltd. ......................................          1,500            24,456
     Citizen Holdings Co., Ltd. .....................................          5,500            29,172
     CKD Corp. ......................................................            700             4,700
     Cleanup Corp. ..................................................            600             3,579
    *CMK Corp. ......................................................          2,600             9,518
     Coca-Cola West Co., Ltd. .......................................          2,100            37,504
     COMSYS Holdings Corp. ..........................................          1,000             9,788
     Cosel Co., Ltd. ................................................            600             8,376
     Cosmo Oil Co., Ltd. ............................................         23,000            57,539
     Dai Nippon Printing Co., Ltd. ..................................         12,000           125,693
     Daicel Chemical Industries, Ltd. ...............................         10,000            56,766
     Daido Steel Co., Ltd. ..........................................          6,000            36,358
     Daidoh, Ltd. ...................................................            500             4,930
    *Daiei, Inc. (The) ..............................................          1,350             5,121
     Daifuku Co., Ltd. ..............................................          1,500             7,782
     Daihatsu Motor Co., Ltd. .......................................          2,000            35,195
     Dai-ichi Life Insurance Co., Ltd. (The) ........................             57            64,912
     Daiichi Sankyo Co., Ltd. .......................................          5,300           102,950
     Daikin Industries, Ltd. ........................................          1,600            47,350
    *Daikyo, Inc. ...................................................         12,000            20,457
     Dainippon Screen Manufacturing Co., Ltd. .......................          5,000            38,392
     Dainippon Sumitomo Pharma Co., Ltd. ............................          2,000            21,917
     Daio Paper Corp. ...............................................          1,000             7,516
     Daiseki Co., Ltd. ..............................................          1,100            20,115
     Daishi Bank, Ltd. (The) ........................................          2,000             6,364
     Daito Trust Construction Co., Ltd. .............................            500            44,300
     Daiwa House Industry Co., Ltd. .................................         12,000           150,371
     Daiwa Securities Group, Inc. ...................................         19,000            66,480
     Daiwabo Holdings Co., Ltd. .....................................          8,000            18,776
     DCM Holdings Co., Ltd. .........................................          1,300            10,398
     Denki Kagaku Kogyo K.K. ........................................         14,000            53,254
     Denso Corp. ....................................................          4,200           129,164
     Dentsu, Inc. ...................................................          2,700            81,298
     DIC Corp. ......................................................         14,000            26,436
    #Disco Corp. ....................................................            300            15,847
     Don Quijote Co., Ltd. ..........................................            600            21,979
     Doutor Nichires Holdings Co., Ltd. .............................          1,900            22,715
     Dowa Holdings Co., Ltd. ........................................         10,000            60,010

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Duskin Co., Ltd. ...............................................          1,300   $        25,262
     eAccess, Ltd. ..................................................             48            12,963
     East Japan Railway Co. .........................................          2,600           157,634
     Ebara Corp. ....................................................         11,000            40,173
    #Edion Corp. ....................................................          1,300            10,402
     Ehime Bank, Ltd. (The) .........................................          8,000            23,120
     Eisai Co., Ltd. ................................................            600            23,797
     Eizo Nanao Corp. ...............................................          1,100            21,088
     Electric Power Development Co., Ltd. ...........................          1,000            24,894
   #*Elpida Memory, Inc. ............................................          6,686            41,560
     ESPEC Corp. ....................................................            700             4,391
     Exedy Corp. ....................................................            400            11,588
     Ezaki Glico Co., Ltd. ..........................................          1,000            11,877
     FALCO SD HOLDINGS Co., Ltd. ....................................            200             1,871
     FamilyMart Co., Ltd. ...........................................            400            15,725
     FANUC Corp. ....................................................          1,400           226,366
     Fast Retailing Co., Ltd. .......................................            300            53,891
     FCC Co., Ltd. ..................................................            300             6,338
     Fuji Corp, Ltd. ................................................          1,100             5,189
     Fuji Electric Holdings Co., Ltd. ...............................          9,000            26,263
     Fuji Heavy Industries, Ltd. ....................................          9,000            57,044
     Fuji Oil Co., Ltd. .............................................          1,100            15,613
     Fuji Seal International, Inc. ..................................          1,300            24,603
    #Fuji Soft, Inc. ................................................            600             9,517
     Fuji Television Network, Inc. ..................................              7            10,015
     FUJIFILM Holdings Corp. ........................................          3,400            83,212
     Fujikura, Ltd. .................................................         11,000            35,110
     Fujimi, Inc. ...................................................            400             4,788
     Fujitsu, Ltd. ..................................................         14,000            74,867
     FuKoKu Co., Ltd. ...............................................            200             1,713
     Fukui Bank, Ltd. (The) .........................................          3,000             8,683
     Fukuoka Financial Group, Inc. ..................................         13,000            50,336
     Furukawa Electric Co., Ltd. ....................................          4,000            11,173
     Futaba Industrial Co., Ltd. ....................................            500             3,187
     Fuyo General Lease Co., Ltd. ...................................            400            13,744
     Glory, Ltd. ....................................................          1,500            32,106
     Godo Steel, Ltd. ...............................................          8,000            18,927
     Goldcrest Co., Ltd. ............................................          1,060            19,447
    #GS Yuasa Corp. .................................................          5,000            26,194
     Gunma Bank, Ltd. (The) .........................................          4,000            20,472
     Gunze, Ltd. ....................................................          7,000            21,230
    #H2O Retailing Corp. ............................................          3,000            21,643
     Hachijuni Bank, Ltd. (The) .....................................          6,000            33,359
     Hakuhodo DY Holdings, Inc. .....................................            620            33,687
     Hamamatsu Photonics K.K. .......................................            900            34,242
     Hankyu Hanshin Holdings, Inc. ..................................          8,000            33,781
     Hanwa Co., Ltd. ................................................          3,000            12,553
     Harashin Narus Holdings Co., Ltd. ..............................            400             6,299
    *Haseko Corp. ...................................................         34,000            21,375
     Heiwa Corp. ....................................................            500             8,286
     Heiwado Co., Ltd. ..............................................            700             8,476
     Hibiya Engineering, Ltd. .......................................            800             7,846
     Higo Bank, Ltd. (The) ..........................................          3,000            16,380
     Hino Motors, Ltd. ..............................................          2,000            11,746
    #Hiroshima Bank, Ltd. (The) .....................................          3,000            13,344
     HIS Co., Ltd. ..................................................            700            18,091
    *Hitachi Cable, Ltd. ............................................          3,000             7,090
     Hitachi Capital Corp. ..........................................          1,300            15,886
     Hitachi Chemical Co., Ltd. .....................................          3,300            58,631
    #Hitachi Construction Machinery Co., Ltd. .......................          1,700            32,700
     Hitachi High-Technologies Corp. ................................          2,100            43,885

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Hitachi Koki Co., Ltd. .........................................            800   $         6,000
     Hitachi Kokusai Electric, Inc. .................................          2,000            14,894
    #Hitachi Metals, Ltd. ...........................................          1,000            11,341
     Hitachi Tool Engineering, Ltd. .................................            600             5,956
     Hitachi Transport System, Ltd. .................................          1,100            19,140
     Hitachi Zosen Corp. ............................................          9,000            12,168
     Hitachi, Ltd. ..................................................          3,000            16,075
     Hitachi, Ltd. ADR ..............................................          3,100           167,648
     Hokkaido Electric Power Co., Inc. ..............................          1,400            17,560
     Hokkoku Bank, Ltd. (The) .......................................          4,000            13,472
     Hokuetsu Kishu Paper Co., Ltd. .................................          4,500            29,619
     Hokuhoku Financial Group, Inc. .................................         11,000            20,558
     Hokuriku Electric Power Co., Inc. ..............................          1,600            25,491
    #Honda Motor Co., Ltd. ..........................................         10,300           308,009
     Honda Motor Co., Ltd. Sponsored ADR ............................          8,100           242,190
     Horiba, Ltd. ...................................................          1,300            41,238
     Hoshizaki Electric Co., Ltd. ...................................            300             6,704
     Hosiden Corp. ..................................................            800             5,514
     House Foods Corp. ..............................................          2,300            41,693
     Hulic Co., Ltd. ................................................          2,600            27,835
     Hyakugo Bank, Ltd. (The) .......................................          6,000            23,333
     Hyakujishi Bank, Ltd. (The) ....................................          2,000             7,659
     Ibiden Co., Ltd. ...............................................          1,900            41,957
     Idemitsu Kosan Co., Ltd. .......................................            700            65,477
     IHI Corp. ......................................................          6,000            13,668
     Imperial Hotel, Ltd. ...........................................            200             4,812
     Inaba Seisakusho Co., Ltd. .....................................            600             6,766
     Inabata & Co., Ltd. ............................................          1,200             6,509
     Inageya Co., Ltd. ..............................................          2,000            22,756
     Ines Corp. .....................................................            500             3,264
     Inpex Corp. ....................................................             18           118,837
    *Iseki & Co., Ltd. ..............................................          6,000            13,180
     Isetan Mitsukoshi Holdings, Ltd. ...............................          7,640            77,821
    #Isuzu Motors, Ltd. .............................................         14,000            59,343
     IT Holdings Corp. ..............................................          2,300            23,627
     Ito En, Ltd. ...................................................            600            10,171
     ITOCHU Corp. ...................................................         13,400           132,532
     Itochu Techno-Solutions Corp. ..................................            400            17,320
     Itoham Foods, Inc. .............................................          2,000             6,886
     Iwatani International Corp. ....................................          9,000            31,054
     Iyo Bank, Ltd. (The) ...........................................          4,000            37,527
     Izumi Co., Ltd. ................................................            700            10,648
     Izumiya Co., Ltd. ..............................................          4,000            18,088
     J. Front Retailing Co., Ltd. ...................................          9,000            39,410
     Japan Airport Terminal Co., Ltd. ...............................            700             9,260
     Japan Steel Works, Ltd. (The) ..................................          7,000            47,971
     Japan Tobacco, Inc. ............................................             11            54,980
     Japan Wool Textile Co., Ltd. (The) .............................          1,000             8,047
     JFE Holdings, Inc. .............................................          4,300            81,840
     JGC Corp. ......................................................          1,000            28,172
     JS Group Corp. .................................................          4,600            96,458
     JSR Corp. ......................................................          2,800            53,452
     JTEKT Corp. ....................................................          4,100            44,834
     Juroku Bank, Ltd. ..............................................          8,000            23,926
    *JVC Kenwood Holdings, Inc. .....................................          3,820            15,520
     JX Holdings, Inc. ..............................................         26,120           152,146
    #Kadokawa Holdings, Inc. ........................................          1,200            37,390
     Kagome Co., Ltd. ...............................................          1,500            28,486
     Kagoshima Bank, Ltd. (The) .....................................          2,000            13,096
    #Kajima Corp. ...................................................         22,403            71,919
     Kakaku.com, Inc. ...............................................          1,400            55,433

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Kaken Pharmaceutical Co., Ltd. .................................          1,000   $        12,552
     Kamigumi Co., Ltd. .............................................          2,000            17,464
     Kandenko Co., Ltd. .............................................          5,000            21,967
     Kaneka Corp. ...................................................         12,000            64,365
    #Kansai Electric Power Co., Inc. ................................          8,400           123,912
     Kansai Paint Co., Ltd. .........................................          7,000            65,709
     Kanto Auto Works, Ltd. .........................................          1,800            14,913
     Kao Corp. ......................................................          3,900           102,314
     Katakura Industries Co., Ltd. ..................................          1,200            11,926
     Kawasaki Heavy Industries, Ltd. ................................         14,000            35,696
     Kawasaki Kisen Kaisha, Ltd. ....................................         13,000            26,515
     KDDI Corp. .....................................................             30           219,761
     Keihan Electric Railway Co., Ltd. ..............................          7,000            32,009
     Keihin Corp. ...................................................            600             9,255
     Keiyo Bank, Ltd. (The) .........................................          5,000            24,290
    *Kenedix, Inc. ..................................................             64             9,488
     Kewpie Corp. ...................................................          3,500            47,723
     Kikkoman Corp. .................................................          4,000            44,233
     Kinden Corp. ...................................................          1,000             8,212
     Kintetsu Corp. .................................................          2,000             7,016
     Kirin Holdings Co., Ltd. .......................................          6,000            73,407
     Kiyo Holdings, Inc. ............................................          9,000            12,705
     Koa Corp. ......................................................            900             8,791
    #Kobayashi Pharmaceutical Co., Ltd. .............................            600            29,742
     Kobe Steel, Ltd. ...............................................         35,000            58,536
     Koito Manufacturing Co., Ltd. ..................................          1,000            15,073
     Kokuyo Co., Ltd. ...............................................          1,500            11,171
    #Komatsu, Ltd. ..................................................          8,800           217,578
     Komori Corp. ...................................................            900             5,620
     Konami Corp. ADR ...............................................            400            13,172
     Konica Minolta Holdings, Inc. ..................................         11,000            80,015
     Konishi Co., Ltd. ..............................................            300             3,943
     K's Holdings Corp. .............................................            719            30,193
     Kubota Corp. ...................................................          8,000            65,890
     Kubota Corp. Sponsored ADR .....................................          1,000            41,010
     Kurabo Industries, Ltd. ........................................         13,000            24,653
     Kuraray Co., Ltd. ..............................................          3,000            41,996
     Kureha Corp. ...................................................          2,000             8,932
     Kurita Water Industries, Ltd. ..................................            300             8,261
     Kuroda Electric Co., Ltd. ......................................            300             3,267
    #KYB Co., Ltd. ..................................................          3,000            17,239
     Kyocera Corp. ..................................................            500            43,953
     Kyocera Corp. Sponsored ADR ....................................          1,000            88,960
    #Kyokuyo Co., Ltd. ..............................................          2,000             4,494
     KYORIN Holdings, Inc. ..........................................          2,000            36,801
     Kyowa Exeo Corp. ...............................................          2,000            17,592
     Kyowa Hakko Kirin Co., Ltd. ....................................          4,000            45,080
     Kyushu Electric Power Co., Inc. ................................          3,300            43,687
     Lawson, Inc. ...................................................            500            28,135
     LEC, Inc. ......................................................            400             7,555
   #*Leopalace21 Corp. ..............................................          2,100             5,728
     Life Corp. .....................................................          1,500            26,184
     Lintec Corp. ...................................................          1,100            23,237
     Lion Corp. .....................................................          5,000            27,867
     Mabuchi Motor Co., Ltd. ........................................            500            21,914
     Maeda Corp. ....................................................          7,000            25,520
     Maeda Road Construction Co., Ltd. ..............................          1,000             9,945
     Maezawa Kasei Industries Co., Ltd. .............................            400             4,311
     Makino Milling Machine Co., Ltd. ...............................          7,000            46,464
     Makita Corp. ...................................................          1,200            44,800
     Mars Engineering Corp. .........................................            300             4,757

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Marubeni Corp. .................................................         12,000   $        69,847
     Marubun Corp. ..................................................            800             3,087
     Maruha Nichiro Holdings, Inc. ..................................          6,000            10,837
     Marui Group Co., Ltd. ..........................................          4,600            35,762
     Marusan Securities Co., Ltd. ...................................          3,900            14,010
     Max Co., Ltd. ..................................................          2,000            23,894
    *Mazda Motor Corp. ..............................................         27,000            56,753
     Medipal Holdings Corp. .........................................          2,000            18,657
     Megmilk Snow Brand Co., Ltd. ...................................            600            11,535
    #Meidensha Corp. ................................................          4,000            15,060
     Meitec Corp. ...................................................            300             5,586
     Michinoku Bank, Ltd. (The) .....................................          3,000             5,791
     Minato Bank, Ltd. (The) ........................................          8,000            13,742
    *Minebea Co., Ltd. ..............................................         10,000            35,636
     Miraca Holdings, Inc. ..........................................            600            22,883
     Misumi Group, Inc. .............................................            600            12,484
     Mitsubishi Chemical Holdings Corp. .............................         18,500           112,145
     Mitsubishi Corp. ...............................................          8,980           184,691
     Mitsubishi Electric Corp. ......................................         18,000           166,558
     Mitsubishi Estate Co., Ltd. ....................................         11,000           186,307
     Mitsubishi Gas Chemical Co., Inc. ..............................          7,369            48,095
     Mitsubishi Heavy Industries, Ltd. ..............................         34,000           138,534
     Mitsubishi Logistics Corp. .....................................          3,000            32,992
     Mitsubishi Materials Corp. .....................................         20,000            53,163
    *Mitsubishi Motors Corp. ........................................         25,000            33,024
    *Mitsubishi Paper Mills, Ltd. ...................................         11,000            10,387
     Mitsubishi Pencil Co., Ltd. ....................................            600            10,317
     Mitsubishi Steel Manufacturing Co., Ltd. .......................          1,000             2,677
     Mitsubishi Tanabe Pharma Corp. .................................          2,000            34,595
     Mitsubishi UFJ Financial Group, Inc. ...........................         62,100           269,883
     Mitsubishi UFJ Financial Group, Inc. ADR .......................         25,043           108,436
     Mitsui & Co., Ltd. .............................................          1,200            17,513
     Mitsui & Co., Ltd. Sponsored ADR ...............................            473           139,535
     Mitsui Chemicals, Inc. .........................................         16,000            52,475
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................         21,000            33,355
     Mitsui Fudosan Co., Ltd. .......................................          6,000            99,782
     Mitsui Home Co., Ltd. ..........................................          3,000            15,056
     Mitsui Mining & Smelting Co., Ltd. .............................         12,000            32,705
     Mitsui O.S.K. Lines, Ltd. ......................................         15,000            57,795
     Mitsui-Soko Co., Ltd. ..........................................          1,000             3,503
     Mitsumi Electric Co., Ltd. .....................................          2,400            19,046
    #Miura Co., Ltd. ................................................            400            10,732
     Miyazaki Bank, Ltd. (The) ......................................          7,000            14,764
     Mizuho Financial Group, Inc. ...................................         47,140            65,981
     Mizuho Financial Group, Inc. ADR ...............................         11,600            32,596
     Mizuno Corp. ...................................................          6,000            29,076
     Mochida Pharmaceutical Co., Ltd. ...............................          2,000            20,443
    #Mori Seiki Co., Ltd. ...........................................          1,900            17,132
     Morinaga & Co., Ltd. ...........................................         11,000            26,010
     Morinaga Milk Industry Co., Ltd. ...............................          4,000            15,833
     Mory Industries, Inc. ..........................................          2,000             7,483
     MOS Food Services, Inc. ........................................            700            13,351
     MS&AD Insurance Group Holdings, Inc. ...........................          4,652            91,116
     Murata Manufacturing Co., Ltd. .................................          1,200            67,030
     Musashino Bank, Ltd. ...........................................            400            12,720
     Nabtesco Corp. .................................................          1,000            21,902
     Nagase & Co., Ltd. .............................................          2,000            22,516
     Nagoya Railroad Co., Ltd. ......................................          8,000            20,915
     Nakamuraya Co., Ltd. ...........................................          1,000             5,091
     Namco Bandai Holdings, Inc. ....................................          1,500            21,749
     Nankai Electric Railway Co., Ltd. ..............................          8,000            32,732

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nanto Bank, Ltd. (The) .........................................          3,000   $        15,992
     Natori Co., Ltd. ...............................................            500             5,234
    *NEC Corp. ......................................................         70,000           155,761
     Net One Systems Co., Ltd. ......................................             16            41,616
     NGK Insulators, Ltd. ...........................................          2,000            23,056
     NGK Spark Plug Co., Ltd. .......................................          3,000            37,187
     NHK Spring Co., Ltd. ...........................................          3,000            27,457
     Nichia Steel Works, Ltd. .......................................          1,000             2,539
     Nichias Corp. ..................................................          4,000            21,727
     Nichicon Corp. .................................................          1,300            15,350
     Nichirei Corp. .................................................          7,000            31,070
     Nidec Corp. ADR ................................................          2,800            57,484
     Nifco, Inc. ....................................................            500            13,041
     Nihon Kohden Corp. .............................................          1,800            42,023
     Nihon Parkerizing Co., Ltd. ....................................          1,000            13,462
     Nihon Unisys, Ltd. .............................................          2,600            14,721
     Nihon Yamamura Glass Co., Ltd. .................................          3,000             6,934
     Nikkiso Co., Ltd. ..............................................          3,000            24,946
     Nikon Corp. ....................................................          2,000            44,782
     Nintendo Co., Ltd. .............................................            500            75,435
     Nippo Corp. ....................................................          3,000            26,420
     Nippon Ceramic Co., Ltd. .......................................            400             7,280
     Nippon Chemi-Con Corp. .........................................          6,000            22,855
     Nippon Denko Co., Ltd. .........................................          2,000            10,667
     Nippon Flour Mills Co., Ltd. ...................................          2,000             8,946
     Nippon Kayaku Co., Ltd. ........................................          4,000            39,136
     Nippon Konpo Unyu Soko Co., Ltd. ...............................          1,000            10,297
     Nippon Light Metal Co., Ltd. ...................................         33,000            47,886
     Nippon Meat Packers, Inc. ......................................          3,000            37,393
     Nippon Paint Co., Ltd. .........................................          6,000            45,684
    #Nippon Paper Group, Inc. .......................................          3,100            71,048
     Nippon Sheet Glass Co., Ltd. ...................................         25,800            55,634
     Nippon Shinyaku Co., Ltd. ......................................          1,000            11,630
     Nippon Shokubai Co., Ltd. ......................................          5,000            50,996
     Nippon Signal Co., Ltd. ........................................          2,700            19,785
     Nippon Soda Co., Ltd. ..........................................          8,000            36,826
     Nippon Steel Corp. .............................................         39,000           101,682
     Nippon Suisan Kaisha, Ltd. .....................................          2,700             9,120
     Nippon Telegraph & Telephone Corp. .............................            900            46,166
     Nippon Telegraph & Telephone Corp. ADR .........................          6,000           153,900
     Nippon Television Network Corp. ................................            180            25,477
     Nippon Thompson Co., Ltd. ......................................          3,000            19,323
     Nippon Valqua Industries, Ltd. .................................          3,000             7,528
    *Nippon Yakin Kogyo Co., Ltd. ...................................          2,000             3,503
     Nippon Yusen K.K. ..............................................         32,405            81,727
    #Nipro Corp. ....................................................          2,000            16,957
     Nishimatsu Construction Co., Ltd. ..............................          4,000             6,571
     Nishimatsuya Chain Co., Ltd. ...................................          2,600            20,091
     Nishi-Nippon Railroad Co., Ltd. ................................          4,000            18,432
    #Nissan Chemical Industries, Ltd. ...............................          2,400            23,577
     Nissan Motor Co., Ltd. .........................................         12,400           114,015
     Nissan Shatai Co., Ltd. ........................................          1,000             8,965
    #Nissha Printing Co., Ltd. ......................................            500             5,892
     Nisshin Oillio Group, Ltd. (The) ...............................          2,000             8,942
     Nisshin Seifun Group, Inc. .....................................          3,500            43,017
     Nisshin Steel Co., Ltd. ........................................         16,000            25,325
     Nisshinbo Holdings, Inc. .......................................          3,000            27,236
    #Nissin Foods Holdings Co., Ltd. ................................          1,100            42,370
     Nissin Kogyo Co., Ltd. .........................................            700             9,864
     Nitta Corp. ....................................................            800            14,522
     Nitto Boseki Co., Ltd. .........................................         14,000            41,893

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nitto Denko Corp. ..............................................          2,400   $       100,820
     Nitto Kogyo Corp. ..............................................            700             8,095
     NKSJ Holdings, Inc. ............................................          2,700            53,999
     NOF Corp. ......................................................          2,000             9,376
     NOK Corp. ......................................................          2,100            35,540
     Nomura Holdings, Inc. ..........................................         14,800            56,391
     Nomura Holdings, Inc. ADR ......................................         14,000            53,340
     Nomura Real Estate Holdings, Inc. ..............................            900            14,509
     Nomura Research Institute, Ltd. ................................          1,200            26,988
     NSK, Ltd. ......................................................         11,000            83,123
     NTN Corp. ......................................................         12,000            53,004
     NTT Data Corp. .................................................              8            26,819
     NTT DoCoMo, Inc. ...............................................             58           103,010
    #NTT DoCoMo, Inc. Sponsored ADR .................................          4,886            86,922
     Obayashi Corp. .................................................         11,000            50,502
     Obic Co., Ltd. .................................................             60            11,344
     Odakyu Electric Railway Co., Ltd. ..............................          4,000            37,478
     Ogaki Kyoritsu Bank, Ltd. (The) ................................          4,000            12,400
     Ohara, Inc. ....................................................            300             2,914
     Oiles Corp. ....................................................          1,500            26,930
     Oita Bank, Ltd. (The) ..........................................          2,000             5,676
     OJI Paper Co., Ltd. ............................................         15,000            74,194
     Okasan Securities Group, Inc. ..................................          2,000             6,139
    *Oki Electric Industry Co., Ltd. ................................         12,000            10,213
     Okinawa Electric Power Co., Ltd. ...............................            200             8,155
     OKUMA Corp. ....................................................          2,000            14,721
     Okumura Corp. ..................................................          7,000            27,628
     Okura Industrial Co., Ltd. .....................................          2,000             7,399
    #Olympus Corp. ..................................................          2,500            38,097
     Omron Corp. ....................................................          3,500            75,430
     Oriental Land Co., Ltd. ........................................            300            29,814
     Osaka Gas Co., Ltd. ............................................         26,000            98,384
     Osaka Titanium Technologies Co., Ltd. ..........................            200            11,016
     Osaki Electric Co., Ltd. .......................................          1,000             8,886
     OSG Corp. ......................................................          1,100            14,096
     Otsuka Corp. ...................................................            600            41,678
     Pacific Metals Co., Ltd. .......................................          7,000            40,438
     PanaHome Corp. .................................................          5,000            34,463
     Panasonic Corp. ................................................          3,800            38,415
     Panasonic Corp. Sponsored ADR ..................................         24,160           242,566
     Panasonic Electric Works Information Systems Co., Ltd. .........            300             8,151
     Parco Co., Ltd. ................................................            900             6,746
     Paris Miki Holdings, Inc. ......................................          3,100            25,014
     Park24 Co., Ltd. ...............................................            900            10,348
     Pigeon Corp. ...................................................            700            25,862
     Piolax, Inc. ...................................................            500            10,814
    *Pioneer Electronic Corp. .......................................          8,000            32,078
     Pronexus, Inc. .................................................            600             2,945
   #*Renesas Electronics Corp. ......................................          7,300            50,982
     Rengo Co., Ltd. ................................................          7,000            46,199
     Resona Holdings, Inc. ..........................................          9,800            43,928
     Ricoh Co., Ltd. ................................................         18,000           147,528
     Rinnai Corp. ...................................................            100             7,471
     Rohm Co., Ltd. .................................................          1,500            76,427
     Rohto Pharmaceutical Co., Ltd. .................................          1,000            11,520
     Roland DG Corp. ................................................            700             7,349
     Royal Holdings Co., Ltd. .......................................          1,800            20,231
     Ryobi, Ltd. ....................................................          9,000            36,327
     Ryohin Keikaku Co., Ltd. .......................................            725            34,406
     Ryosan Co., Ltd. ...............................................            500            10,281
     Saibu Gas Co., Ltd. ............................................          4,000             9,865

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Sakata Seed Corp. ..............................................          1,800   $        25,471
     Sanden Corp. ...................................................          2,000             6,860
     Sangetsu Co., Ltd. .............................................            100             2,616
     Sanki Engineering Co., Ltd. ....................................          3,000            16,152
     Sankyo Co., Ltd. ...............................................            400            20,903
     Sankyu, Inc. ...................................................          8,000            31,676
    #Santen Pharmaceutical Co., Ltd. ................................            800            29,851
     Sapporo Hokuyo Holdings, Inc. ..................................          8,000            26,493
    *Sapporo Holdings, Ltd. .........................................          6,000            22,368
     Sawai Pharmaceutical Co., Ltd. .................................            500            46,771
     Secom Co., Ltd. ................................................          1,500            70,940
     Sega Sammy Holdings, Inc. ......................................          1,800            39,136
     Seiko Epson Corp. ..............................................          3,200            42,060
     Seino Holdings Co., Ltd. .......................................          1,000             7,502
     Seiren Co., Ltd. ...............................................          1,800            10,689
     Sekisui Chemical Co., Ltd. .....................................         11,000            86,320
     Sekisui House, Ltd. ............................................         16,000           143,226
     Sekisui Plastics Co., Ltd. .....................................          5,000            19,723
     Senshu Ikeda Holdings, Inc. ....................................         20,000            29,200
     Senshukai Co., Ltd. ............................................          1,600            10,638
     Seven & I Holdings Co., Ltd. ...................................          5,300           141,434
     Sharp Corp. ....................................................         15,000           138,271
     Shiga Bank, Ltd. ...............................................          6,000            38,634
     Shikoku Bank, Ltd. .............................................          3,000            10,565
    #Shikoku Electric Power Co., Inc. ...............................          2,000            51,125
    #Shima Seiki Manufacturing Co., Ltd. ............................            300             5,583
     Shimadzu Corp. .................................................          7,000            59,593
     Shimizu Corp. ..................................................         15,000            64,546
    #Shindengen Electric Manufacturing Co., Ltd. ....................          1,000             4,255
     Shin-Etsu Chemical Co., Ltd. ...................................          3,300           169,471
    #Shinko Electric Industries Co., Ltd. ...........................          1,300             9,393
    #Shionogi & Co., Ltd. ...........................................          3,400            46,283
     Ship Healthcare Holdings, Inc. .................................            500            12,156
     Shiroki Corp. ..................................................          5,000            14,174
     Shiseido Co., Ltd. .............................................          2,900            53,080
     Shizuoka Bank, Ltd. ............................................          4,000            38,809
     Shizuoka Gas Co., Ltd. .........................................          3,000            18,133
     Sho-Bond Corp. .................................................            200             4,461
     Shochiku Co., Ltd. .............................................          1,000             9,073
    *Showa Corp. ....................................................          1,800            10,425
     Showa Denko K.K. ...............................................         22,000            39,914
     Showa Shell Sekiyu K.K. ........................................          6,500            47,046
     Sinanen Co., Ltd. ..............................................          4,000            18,185
     Sintokogio, Ltd. ...............................................            200             1,810
     SKY Perfect JSAT Holdings, Inc. ................................             27            13,122
     SMC Corp. ......................................................            300            46,663
     Softbank Corp. .................................................          2,000            64,911
     Sohgo Security Services Co., Ltd. ..............................            800             8,386
     Sojitz Corp. ...................................................         29,600            50,233
     Sony Corp. .....................................................            300             6,259
    #Sony Corp. Sponsored ADR .......................................         15,527           325,601
     Sony Financial Holdings, Inc. ..................................          1,200            19,962
     Sotetsu Holdings, Inc. .........................................          3,000             9,231
     Space Co., Ltd. ................................................            200             1,204
     Square Enix Holdings Co., Ltd. .................................            300             5,702
     SRA Holdings, Inc. .............................................            600             5,742
     Stanley Electric Co., Ltd. .....................................          1,900            27,802
     Star Micronics Co., Ltd. .......................................            700             6,856
     Starzen Co., Ltd. ..............................................          3,000             8,750
     Sugi Holdings Co., Ltd. ........................................          1,200            31,317
    *Sumco Corp. ....................................................          2,400            24,269

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Suminoe Textile Co., Ltd. ......................................          5,000   $         8,437
    #Sumisho Computer Systems Corp. .................................          1,743            27,291
     Sumitomo Bakelite Co., Ltd. ....................................          9,000            52,697
     Sumitomo Chemical Co., Ltd. ....................................         23,231            85,745
     Sumitomo Corp. .................................................          9,500           117,621
     Sumitomo Electric Industries, Ltd. .............................         10,400           115,310
     Sumitomo Forestry Co., Ltd. ....................................          3,500            30,286
     Sumitomo Heavy Industries, Ltd. ................................         10,000            56,787
     Sumitomo Metal Industries, Ltd. ................................         20,000            37,612
     Sumitomo Metal Mining Co., Ltd. ................................         10,000           137,655
     Sumitomo Mitsui Financial Group, Inc. ..........................          6,200           173,299
     Sumitomo Osaka Cement Co., Ltd. ................................         11,000            33,323
     Sumitomo Realty & Development Co., Ltd. ........................          2,000            41,454
     Sumitomo Rubber Industries, Ltd. ...............................          2,400            29,983
     Sumitomo Warehouse Co., Ltd. ...................................          3,000            13,446
     Suruga Bank, Ltd. ..............................................          2,000            16,672
     Suzuken Co., Ltd. ..............................................          1,100            26,317
     Suzuki Motor Corp. .............................................          3,300            69,990
    #Sysmex Corp. ...................................................          1,400            46,018
     T&D Holdings, Inc. .............................................          6,500            64,437
     Tadano, Ltd. ...................................................          1,000             6,673
     Taiheiyo Cement Corp. ..........................................         15,000            29,140
     Taisei Corp. ...................................................         19,000            50,769
    *Taisho Pharmaceutical Holdings Co., Ltd. .......................            300            21,182
     Taiyo Nippon Sanso Corp. .......................................          2,000            14,212
     Taiyo Yuden Co., Ltd. ..........................................          2,000            15,497
     Takamatsu Construction Group Co., Ltd. .........................            700            11,091
     Takara Holdings, Inc. ..........................................          4,000            23,637
     Takara Standard Co., Ltd. ......................................          5,000            36,597
     Takasago Thermal Engineering Co., Ltd. .........................          3,000            23,881
     Takashimaya Co., Ltd. ..........................................          8,000            56,795
     Takata Corp. ...................................................          1,000            24,321
     Takeda Pharmaceutical Co., Ltd. ................................          5,700           256,964
     Tayca Corp. ....................................................          3,000            11,588
     TDK Corp. ......................................................            900            36,700
     TDK Corp. Sponsored ADR ........................................          1,200            49,380
     Teijin, Ltd. ...................................................         23,000            80,288
     Terumo Corp. ...................................................          1,300            66,053
     THK Co., Ltd. ..................................................          2,800            54,569
     TKC, Corp. .....................................................            400             7,775
     Toagosei Co., Ltd. .............................................          3,000            13,400
     Tochigi Bank, Ltd. .............................................          5,000            17,536
     Toho Bank, Ltd. ................................................          3,000             7,790
     TOHO Co., Ltd. (6895200) .......................................          1,500            25,801
     TOHO Co., Ltd. (6895211) .......................................          1,000             3,906
    #Toho Gas Co., Ltd. .............................................          7,000            39,628
     Toho Holdings Co., Ltd. ........................................          2,900            36,595
     Toho Titanium Co., Ltd. ........................................          1,000            21,335
     Toho ZInc.Co., Ltd. ............................................          5,000            20,388
     Tohuku Electric Power Co., Inc. ................................          4,000            44,197
     Tokai Carbon Co., Ltd. .........................................          8,000            39,684
     Tokai Rika Co., Ltd. ...........................................          1,800            28,995
     Tokai Rubber Industries, Ltd. ..................................          2,800            35,168
     Tokai Tokyo Financial Holdings, Inc. ...........................          7,000            19,442
    *Token Corp. ....................................................            120             4,314
     Tokio Marine Holdings, Inc. ....................................          7,700           183,603
     Tokushu Tokai Paper Co., Ltd. ..................................          4,000             8,508
    #Tokuyama Corp. .................................................          7,000            25,229
     Tokyo Broadcasting System, Inc. ................................          1,600            19,739
    *Tokyo Dome Corp. ...............................................          2,000             4,546
   #*Tokyo Electric Power Co., Ltd. .................................          7,000            25,677

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Tokyo Electron, Ltd. ...........................................            800   $        42,547
     Tokyo Energy & Systems, Inc. ...................................          2,000             9,459
     Tokyo Gas Co., Ltd. ............................................         24,000           103,352
     Tokyo Ohka Kogyo Co., Ltd. .....................................            500            10,390
     Tokyo Seimitsu Co., Ltd. .......................................            700            12,688
     Tokyo Steel Manufacturing Co., Ltd. ............................            400             3,353
     Tokyo Tatemono Co., Ltd. .......................................         10,000            31,384
     Tokyo Tomin Bank, Ltd. .........................................            500             5,810
     Tokyu Corp. ....................................................          5,000            24,133
     Tokyu Land Corp. ...............................................         12,000            50,516
     TOMONY Holdings, Inc. ..........................................          1,800             7,138
     Tonami Holdings Co., Ltd. ......................................          3,000             6,028
     TonenGeneral Sekiyu K.K. .......................................          4,000            45,137
     Toppan Forms Co., Ltd. .........................................          1,300            10,175
     Toppan Printing Co., Ltd. ......................................         12,000            93,303
     Topre Corp. ....................................................            300             2,905
     Toray Industries, Inc. .........................................         12,000            85,409
     Toshiba Corp. ..................................................         25,000           109,035
     Toshiba Machine Co., Ltd. ......................................          8,000            39,633
     Toshiba TEC Corp. ..............................................          2,000             7,370
     Tosoh Corp. ....................................................         12,000            39,002
     TOTO, Ltd. .....................................................          8,000            66,520
     Toyo Ink Manufacturing Co., Ltd. ...............................          3,000            11,887
     Toyo Seikan Kaisha, Ltd. .......................................          4,500            68,473
     Toyo Tire & Rubber Co., Ltd. ...................................         12,000            29,124
     Toyobo Co., Ltd. ...............................................         22,000            31,243
     Toyoda Gosei Co., Ltd. .........................................            900            15,876
     Toyota Auto Body Co., Ltd. .....................................            900            13,496
     Toyota Boshoku Corp. ...........................................            600             7,269
     Toyota Motor Corp. .............................................          1,600            53,121
     Toyota Motor Corp. Sponsored ADR ...............................         11,795           786,844
     Toyota Tsusho Corp. ............................................          4,700            74,168
     Trusco Nakayama Corp. ..........................................            400             7,411
     TS TECH CO., LTD ...............................................            900            13,510
    *TSI Holdings Co., Ltd. .........................................            660             3,405
     Tsubakimoto Chain Co. ..........................................          2,000            10,264
    #Tsugami Corp. ..................................................          1,000             5,505
     TSUMURA & CO. ..................................................            500            14,063
     Ube Industries, Ltd. ...........................................         12,000            35,180
    *Ulvac, Inc. ....................................................            700             9,840
     Uni-Charm Corp. ................................................          1,200            53,741
     Unipres Corp. ..................................................            200             5,455
     UNY Co., Ltd. ..................................................          4,800            43,300
     U-Shin, Ltd. ...................................................          1,600            13,983
     Ushio, Inc. ....................................................          2,700            39,919
     Vital KSK Holdings, Inc. .......................................          1,000             8,284
     Wacoal Corp. ...................................................          1,000            11,814
     Wacom Co., Ltd. ................................................             12            16,523
     West Japan Railway Co. .........................................          1,100            46,611
     Xebio Co., Ltd. ................................................          1,700            41,163
     Yachiyo Bank, Ltd. (The) .......................................            400             9,805
     Yahoo Japan Corp. ..............................................             43            13,810
     Yaizu Suisankagaku Industry Co., Ltd. ..........................            200             1,850
     Yamada Denki Co., Ltd. .........................................            580            41,711
     Yamagata Bank, Ltd. ............................................          2,000             9,568
     Yamaguchi Financial Group, Inc. ................................          4,000            35,642
     Yamaha Corp. ...................................................          3,700            37,449
    *Yamaha Motor Co., Ltd. .........................................          2,500            35,810
     Yamanashi Chuo Bank, Ltd. ......................................          2,000             8,037
     Yamatake Corp. .................................................          2,200            48,672
     Yamato Holdings Co., Ltd. ......................................          1,000            16,578

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Yamato Kogyo Co., Ltd. .........................................          1,600   $        40,471
     Yamazaki Baking Co., Ltd. ......................................          2,000            26,515
     Yaskawa Electric Corp. .........................................          3,000            25,776
     Yellow Hat, Ltd. ...............................................            400             5,148
     Yodogawa Steel Works, Ltd. .....................................          2,000             7,946
     Yokohama Rubber Co., Ltd. ......................................          6,000            34,249
     Yondenko Corp. .................................................          2,000             8,038
     Yorozu Corp. ...................................................            600            14,149
     Yoshinoya Holdings Co., Ltd. ...................................             23            29,293
    #Zensho Co., Ltd. ...............................................            400             4,992
     Zeon Corp. .....................................................          3,000            27,631
                                                                                       ---------------
TOTAL JAPAN .........................................................                       25,536,703
                                                                                       ---------------
NETHERLANDS -- (2.3%)
     Aalberts Industries NV .........................................          3,416            60,078
    *Aegon NV .......................................................         13,285            63,355
     Akzo Nobel NV ..................................................          3,483           183,143
    *APERAM NV ......................................................            218             3,746
     ArcelorMittal NV ...............................................          1,317            27,305
     ASM International NV ...........................................            503            14,161
     ASML Holding NV ................................................          1,783            74,795
     ASML Holding NV ADR ............................................          1,700            71,281
    *BinckBank NV ...................................................            616             7,146
     CSM NV .........................................................          1,616            23,683
     Delta Lloyd NV .................................................          1,458            25,602
     Fugro NV .......................................................          1,261            74,059
     Heijmans NV ....................................................          1,353            20,750
     Hunter Douglas NV ..............................................            235            10,771
     Imtech NV ......................................................            104             3,072
    *ING Groep NV Sponsored ADR .....................................         56,475           487,944
    #Kendrion NV ....................................................            337             8,599
     Koninklijke Ahold NV ...........................................         18,057           230,703
     Koninklijke Bam Groep NV .......................................          6,642            27,590
     Koninklijke DSM NV .............................................          3,974           203,357
     Koninklijke KPN NV .............................................          2,259            29,577
     Koninklijke Philips Electronics NV .............................          5,064           105,416
     Koninklijke Ten Cate NV ........................................          1,115            38,277
    *LBi International NV ...........................................          8,941            19,314
     Mediq NV .......................................................          2,024            32,121
     Nutreco NV .....................................................            697            46,308
     Philips Electronics NV ADR .....................................         10,686           222,803
     PostNL NV ......................................................          1,612             8,162
     Randstad Holdings NV ...........................................          2,589            91,916
     Reed Elsevier NV ...............................................          3,948            48,482
     Reed Elsevier NV ADR ...........................................          2,642            64,914
     SBM Offshore NV ................................................          3,395            74,596
     Sligro Food Group NV ...........................................            296             9,689
     Telegraaf Media Groep NV .......................................            286             3,931
     TKH Group NV ...................................................          1,086            26,776
     TNT Express NV .................................................          1,612            13,677
   #*TomTom NV ......................................................          2,056            10,257
     Unilever NV ....................................................          9,065           312,957
     Unilever NV ADR ................................................          2,000            69,060
     Unit 4 NV ......................................................            614            17,386
     USG People NV ..................................................            981             8,689
     Wolters Kluwer NV ..............................................          3,737            65,939
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                        2,941,387
                                                                                       ---------------
NEW ZEALAND -- (0.2%)
     Contact Energy, Ltd. ...........................................          8,055            36,296
     Fisher & Paykel Healthcare Corp., Ltd. .........................          4,279             7,959

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
NEW ZEALAND -- (Continued)
     Fletcher Building, Ltd. ........................................          3,659   $        19,511
     Infratil, Ltd. .................................................          4,240             6,313
     New Zealand Refining Co., Ltd. .................................          7,267            18,618
     Port of Tauranga, Ltd. .........................................          1,623            12,703
     Sky City Entertainment Group, Ltd. .............................         10,107            28,755
     Sky Network Television, Ltd. ...................................          6,556            29,023
     Telecom Corp. of New Zealand, Ltd. Sponsored ADR ...............          4,400            45,056
    *TrustPower, Ltd. ...............................................          3,375            19,754
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                          223,988
                                                                                       ---------------
NORWAY -- (0.7%)
     Aker ASA Series A ..............................................            229             6,501
    *Algeta ASA .....................................................             85             2,961
   #*Archer, Ltd. ASA ...............................................            850             3,574
     Atea ASA .......................................................          2,131            18,811
     Austevoll Seafood ASA ..........................................            232               914
     BW Offshore, Ltd. ASA ..........................................          4,454             8,313
    *Cermaq ASA .....................................................            800             8,874
    *Copeinca ASA ...................................................          1,200             7,744
     DnB NOR ASA Series A ...........................................          8,512            98,458
    *DNO International ASA ..........................................         28,000            32,738
    *Dockwise, Ltd. .................................................          1,222            19,906
    *DOF ASA ........................................................          1,800             8,514
     Fred Olsen Energy ASA ..........................................            869            29,151
     Ganger Rolf ASA ................................................            240             4,683
     Golar LNG, Ltd. ................................................            568            22,683
     Kongsberg Gruppen ASA ..........................................            495            10,610
     Norsk Hydro ASA ................................................          1,686             8,734
   #*Norske Skogindustrier ASA Series A .............................          2,500             1,407
    #Orkla ASA ......................................................         13,499           117,027
     Prosafe ASA ....................................................          7,097            53,644
     Schibsted ASA ..................................................            400            10,404
     SeaDrill, Ltd. ASA .............................................          1,196            39,276
    *Songa Offshore SE ..............................................          1,065             4,262
     SpareBanken 1 SMN ..............................................          1,619            12,862
     StatoilHydro ASA ...............................................          1,958            49,682
     StatoilHydro ASA Sponsored ADR .................................          4,000           101,720
     Storebrand ASA .................................................          6,864            41,935
    *Subsea 7 SA ....................................................            751            16,194
     Telenor ASA ....................................................          1,997            35,572
     TGS Nopec Geophysical Co. ASA ..................................            865            19,595
     Tomra Systems ASA ..............................................          1,800            13,199
     Veidekke ASA ...................................................          1,400             9,637
     Yara International ASA .........................................          1,150            54,383
                                                                                       ---------------
TOTAL NORWAY ........................................................                          873,968
                                                                                       ---------------
PORTUGAL -- (0.3%)
   #*Banco Comercial Portugues SA ...................................         38,675             8,183
    #Banco Espirito Santo SA ........................................          6,796            14,583
   #*Brisa SA .......................................................          1,850             6,297
     Cimpor Cimentos de Portugal SA .................................          1,852            13,693
    *EDP Renovaveis SA ..............................................          3,639            21,738
     Energias de Portugal SA ........................................         30,688            96,407
     Galp Energia SGPS SA Series B ..................................          3,295            67,764
    *Impresa SGPS SA ................................................             77                47
     Jeronimo Martins SGPS SA .......................................          1,895            32,495
    *Martifer SGPS SA ...............................................             20                31
     Portucel-Empresa Produtora de Pasta de Papel SA ................         11,580            29,058
     Portugal Telecom SA ............................................          7,198            51,474
     Portugal Telecom SGPS SA Sponsored ADR .........................          2,200            15,818
     Redes Energeticas Nacionais SA .................................          5,988            17,322

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PORTUGAL -- (Continued)
     Sociedade de Investimento e Gestao SGPS SA .....................          1,346   $        10,133
     Sonae SGPS SA ..................................................          5,281             3,802
     Sonaecom SGPS SA ...............................................          1,724             3,079
     Zon Multimedia Servicos de Telecomunicacoes e Multimedia
        SGPS SA .....................................................            818             2,547
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                          394,471
                                                                                       ---------------
SINGAPORE -- (0.7%)
     Asia Pacific Breweries, Ltd. ...................................          1,000            19,809
     Banyan Tree Holdings, Ltd. .....................................         47,000            29,356
    *Bund Center Investment, Ltd. ...................................         21,000             2,733
     Cape P.L.C. ....................................................             19               147
     CapitaLand, Ltd. ...............................................         32,000            68,942
     City Developments, Ltd. ........................................         11,000            94,860
     ComfortDelGro Corp., Ltd. ......................................         17,000            18,837
    #Ezra Holdings, Ltd. ............................................         23,000            17,686
   #*Genting Singapore P.L.C. .......................................         35,000            47,823
   #*GuocoLand, Ltd. ................................................         22,666            34,095
    #Hyflux, Ltd. ...................................................         10,500            11,924
    *Indofood Agri Resources, Ltd. ..................................         18,000            19,566
     K1 Ventures, Ltd. ..............................................         21,000             1,725
     Keppel Corp., Ltd. .............................................          4,400            32,939
     Keppel Land, Ltd. ..............................................         24,000            52,948
     Keppel Telecommunications & Transportation, Ltd. ...............          3,000             2,859
     K-Green Trust, Ltd. ............................................            800               568
     NSL, Ltd. ......................................................          2,000             2,000
    #Overseas Union Enterprise, Ltd. ................................          4,000             7,343
    #Raffles Education Corp., Ltd. ..................................          4,425             1,549
     Sakari Resources, Ltd. .........................................         16,000            29,888
     SATS, Ltd. .....................................................         19,460            37,916
     SembCorp Industries, Ltd. ......................................          4,000            13,188
    #SembCorp Marine, Ltd. ..........................................          7,000            23,217
    *Sinarmas Land, Ltd. ............................................         21,000             3,440
     Singapore Land, Ltd. ...........................................          6,000            27,958
     Singapore Press Holdings, Ltd. .................................          7,000            21,662
     Singapore Technologies Engineering, Ltd. .......................          4,000             8,961
     Singapore Telecommunications, Ltd. .............................         31,000            78,378
     Stamford Land Corp., Ltd. ......................................         32,000            14,669
     United Industrial Corp., Ltd. ..................................         40,000            85,755
     UOB-Kay Hian Holdings, Ltd. ....................................         11,000            13,442
     UOL Group, Ltd. ................................................         14,000            49,493
     Venture Corp., Ltd. ............................................          2,000            10,667
     Wheelock Properties, Ltd. ......................................         20,000            25,459
     Wing Tai Holdings, Ltd. ........................................         20,000            20,288
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                          932,090
                                                                                       ---------------
SPAIN -- (2.3%)
     Abengoa SA .....................................................            496            11,523
     Abertis Infraestructuras SA ....................................          4,489            73,869
     Acciona SA .....................................................            629            59,478
     Acerinox SA ....................................................          1,655            21,903
     Actividades de Construccion y Servicios SA .....................          1,188            45,004
     Almirall SA ....................................................            479             3,564
     Antena 3 de Television SA ......................................          2,220            13,293
     Banco Bilbao Vizcaya Argentaria SA .............................          4,249            38,241
    #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR ...............         25,556           231,026
    #Banco de Sabadell SA ...........................................         25,331            90,857
     Banco de Sabadell SA Convertible Shares ........................          2,422             2,061
    *Banco de Valencia SA ...........................................          4,671             5,701
     Banco Espanol de Credito SA ....................................          1,128             6,679
     Banco Pastor SA ................................................          2,728            12,815
     Banco Popular Espanol SA .......................................         11,578            52,995

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SPAIN -- (Continued)
     Banco Santander SA .............................................         11,489   $        97,241
     Banco Santander SA Sponsored ADR ...............................         36,513           312,551
    #Bankinter SA ...................................................          3,821            23,327
    *Baron de Ley SA ................................................            128             7,710
     Bolsas y Mercados Espanoles SA .................................            993            28,439
     CaixaBank SA ...................................................         14,237            69,411
     Caja de Ahorros del Mediterraneo SA ............................            233               451
    *Cementos Portland Valderrivas SA ...............................            155             2,146
     Cintra Concesiones de Infraestructuras de Transporte SA ........          7,855            99,838
     Construcciones y Auxiliar de Ferrocarriles SA ..................             25            13,261
    *Deoleo SA ......................................................          5,017             2,523
    *Distribuidora Internacional de Alimentacion SA .................          3,700            16,921
     Duro Felguera SA ...............................................            609             4,074
     Enagas SA ......................................................          2,354            46,288
     Faes Farma SA ..................................................          1,300             2,662
     Fomento de Construcciones y Contratas SA .......................            737            19,080
     Gamesa Corp. Tecnologica SA ....................................          2,153            10,397
     Gas Natural SDG SA .............................................          3,548            65,950
    *Grifols SA .....................................................          1,521            28,279
     Grupo Catalana Occidente SA ....................................            518             9,546
     Grupo Empresarial Ence SA ......................................          9,705            28,767
     Iberdrola SA ...................................................         41,050           296,996
     Indra Sistemas SA ..............................................            739            12,383
     Industria de Diseno Textil SA ..................................          1,817           164,946
    *Jazztel P.L.C. .................................................          4,109            23,634
     Mapfre SA ......................................................         13,120            47,940
     Mediaset Espana Comunicacion SA ................................          3,538            23,414
     Melia Hotels International SA ..................................          3,189            23,379
    *NH Hoteles SA ..................................................          1,077             5,270
     Obrascon Huarte Lain SA ........................................            306             8,532
     Pescanova SA ...................................................            853            29,382
    *Promotora de Informaciones SA Series A .........................          4,718             4,871
     Prosegur Cia de Seguridad SA ...................................            249            12,380
    *Realia Business SA .............................................          8,376            12,823
     Red Electrica Corporacion SA ...................................            866            41,718
     Repsol YPF SA ..................................................          1,105            33,260
     Repsol YPF SA Sponsored ADR ....................................          4,150           125,206
     Sacyr Vallehermoso SA ..........................................            998             6,969
     Tecnicas Reunidas SA ...........................................            572            23,016
     Telefonica SA ..................................................          1,276            27,117
    #Telefonica SA Sponsored ADR ....................................         16,563           353,951
    *Tubacex SA .....................................................          5,015            13,201
    *Tubos Reunidos SA ..............................................          1,662             3,934
     Vidrala SA .....................................................             14               393
     Viscofan SA ....................................................            472            18,123
    *Vocento SA .....................................................            844             2,251
     Zardoya Otis SA ................................................          1,868            25,165
                                                                                       ---------------
TOTAL SPAIN .........................................................                        2,898,125
                                                                                       ---------------
SWEDEN -- (3.0%)
     Aarhuskarlshamn AB .............................................            568            15,308
     AF AB Series B .................................................            600            10,108
     Alfa Laval AB ..................................................          3,800            70,774
     Assa Abloy AB Series B .........................................          3,309            80,359
     Atlas Copco AB Series A ........................................          6,692           145,481
     Atlas Copco AB Series B ........................................          3,451            67,061
     Avanza Bank Holding AB .........................................            319             8,505
     Axfood AB ......................................................            232             8,798
     Axis Communications AB .........................................          2,030            45,094
    *Betsson AB .....................................................            655            15,419
     Billerud AB ....................................................          1,923            14,934

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
    *Bjorn Borg AB ..................................................            385   $         2,268
     Boliden AB .....................................................          7,509           106,751
    *Castellum AB ...................................................          3,189            43,172
    *CDON Group AB ..................................................            551             2,786
     Cloetta AB .....................................................            480             2,270
    *Duni AB ........................................................          2,923            24,823
     Electrolux AB Series B .........................................          4,757            88,577
     Elekta AB Series B .............................................          1,295            51,715
   #*Eniro AB .......................................................          3,508             5,420
   #*Etrion Corp. ...................................................          1,209               693
    *Fabege AB ......................................................          2,825            24,248
     Getinge AB Series B ............................................          4,605           119,459
     Hakon Invest AB ................................................            600             8,388
     Hennes & Mauritz AB Series B ...................................          8,799           290,933
     Hexagon AB Series B ............................................          5,974            91,564
     Hexpol AB ......................................................            792            20,379
     Holmen AB Series B .............................................          2,248            63,606
     Hufvudstaden AB Series A .......................................            111             1,204
    *Husqvarna AB Series B ..........................................          3,150            15,999
     Intrum Justitia AB .............................................          2,642            43,349
    #JM AB ..........................................................          2,125            38,557
    *Kungsleden AB ..................................................          3,130            23,933
     Lagercrantz Group AB Series B ..................................            480             3,546
    *Lindab International AB ........................................            600             3,704
     Loomis AB Series B .............................................          1,238            17,030
    *Meda AB Series A ...............................................          4,866            49,520
    *Medivir AB Series B ............................................          1,257            17,283
     Mekonomen AB ...................................................            225             8,209
    *Micronic Mydata AB .............................................         11,440            20,362
    *Millicom International Cellular SA SDR .........................            555            61,209
     Modern Times Group AB Series B .................................            551            29,134
     NCC AB Series B ................................................          1,547            28,353
     New Wave Group AB Series B .....................................            752             3,420
     NIBE Industrier AB Series B ....................................          1,196            17,872
    *Nobia AB .......................................................          5,022            21,721
     Nordea Bank AB .................................................         17,236           156,518
    *PA Resources AB ................................................          1,600               425
     Peab AB Series B ...............................................          3,195            17,388
     Ratos AB Series B ..............................................          3,385            45,023
    *Rezidor Hotel Group AB .........................................          5,832            21,064
    *RNB Retail & Brands AB .........................................            129                57
     Saab AB Series B ...............................................            732            14,099
     Sandvik AB .....................................................          8,841           121,534
   #*SAS AB .........................................................          6,947            11,500
     Scania AB Series B .............................................          4,557            76,466
     Securitas AB Series B ..........................................          4,364            39,766
     Skandinaviska Enskilda Banken AB Series A ......................         14,088            88,316
     Skanska AB Series B ............................................          3,496            57,086
     SKF AB Series B ................................................          4,436            98,311
     SSAB AB Series A ...............................................          3,029            29,281
     SSAB AB Series B ...............................................          2,027            17,174
     Svenska Cellulosa AB Series A ..................................             75             1,108
     Svenska Cellulosa AB Series B ..................................         11,917           173,971
     Swedbank AB Series A ...........................................          8,893           124,506
     Swedish Match AB ...............................................          3,425           118,265
    *Swedish Orphan Biovitrum AB ....................................            326               797
     Systemair AB ...................................................            348             4,010
     Tele2 AB Series B ..............................................          2,035            42,854
     Telefonaktiebolaget LM Ericsson AB Series A ....................            583             5,806
     Telefonaktiebolaget LM Ericsson AB Series B ....................         12,567           130,992
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...............         22,100           230,061

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     TeliaSonera AB .................................................         18,697   $       129,961
     Trelleborg AB Series B .........................................          5,715            48,378
    *Unibet Group P.L.C. SDR ........................................             39               905
     Volvo AB Series A ..............................................          3,245            40,313
     Volvo AB Series B ..............................................         10,368           129,047
     Wihlborgs Fastigheter AB .......................................            626             8,553
                                                                                       ---------------
TOTAL SWEDEN ........................................................                        3,816,833
                                                                                       ---------------
SWITZERLAND -- (5.7%)
     ABB, Ltd. ......................................................          3,359            63,235
     ABB, Ltd. Sponsored ADR ........................................          5,400           101,574
     Adecco SA ......................................................          3,151           151,334
     AFG Arbonia-Forster Holding AG .................................            960            22,044
     Allreal Holding AG .............................................             64            10,297
    *Aryzta AG ......................................................          1,747            84,237
     Austriamicrosystems AG .........................................             33             1,563
    *Autoneum Holding AG ............................................             30             2,028
     Bank Coop AG ...................................................            211            15,305
     Bank Sarasin & Cie AG Series B .................................            600            22,809
     Barry Callebaut AG .............................................             71            67,316
    *Basler Kantonalbank AG .........................................             89            13,954
     Belimo Holdings AG .............................................              4             7,165
     Berner Kantonalbank AG .........................................            102            28,688
    *Bobst Group AG .................................................            718            14,355
     Bossard Holding AG .............................................             55             6,631
     Bucher Industries AG ...........................................            278            47,992
     Burckhardt Compression Holding AG ..............................             65            14,367
     Charles Voegele Holding AG .....................................            527            16,225
    *Clariant AG ....................................................          4,632            50,160
     Compagnie Financiere Richemont SA Series A .....................          4,200           239,251
     Conzzeta AG ....................................................             19            39,659
     Credit Suisse Group AG .........................................          2,640            76,140
     Credit Suisse Group AG Sponsored ADR ...........................          9,400           272,318
     Daetwyler Holding AG ...........................................            429            28,221
    *Dufry AG .......................................................            519            55,558
     EMS-Chemie Holding AG ..........................................            118            20,807
     Energiedienst Holding AG .......................................            195            11,532
     Ferrexpo P.L.C. ................................................            785             4,041
     Flughafen Zuerich AG ...........................................             72            27,611
    #Galenica Holding AG ............................................            103            59,666
    *Gategroup Holding AG ...........................................            216             7,332
     Geberit AG .....................................................            480            98,303
     George Fisher AG ...............................................            272           112,707
     Helvetia Holding AG ............................................             89            32,519
     Holcim, Ltd. ...................................................          5,147           325,939
     Implenia AG ....................................................            638            15,047
     Julius Baer Group, Ltd. ........................................          4,127           155,071
     Kuehne & Nagel International AG ................................            242            29,982
    *Kuoni Reisen Holding AG Series B ...............................            123            41,951
     Liechtensteinische Landesbank AG ...............................            210            11,636
     Lindt & Spruengli AG ...........................................              1            36,824
   #*Logitech International SA ......................................          1,766            17,045
     Luzerner Kantonalbank AG .......................................             41            14,836
     Metall Zug AG ..................................................              5            18,994
   #*Meyer Burger Technology AG .....................................            990            23,697
     Mobimo Holding AG ..............................................             12             3,011
     Nestle SA ......................................................         14,347           829,797
     Nobel Biocare Holding AG .......................................          2,549            31,215
     Novartis AG ....................................................          3,549           199,934
     Novartis AG ADR ................................................         23,856         1,347,148
    *OC Oerlikon Corp. AG ...........................................            640             3,833

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
    #Orascom Development Holding AG .................................            654   $        14,466
    *Panalpina Welttransport Holding AG .............................            710            70,217
     Partners Group Holding AG ......................................            182            34,046
   #*Petroplus Holdings AG ..........................................          4,172            24,886
    *Precious Woods Holding AG ......................................            210             2,780
    *Rieters Holdings AG ............................................             30             6,242
     Roche Holding AG Bearer ........................................             82            14,008
     Roche Holding AG Genusschein ...................................          3,598           590,322
     Romande Energie Holding SA .....................................              2             2,960
     Schindler Holding AG ...........................................            142            16,665
     SGS SA .........................................................             52            89,202
     Sika AG ........................................................             41            80,353
     Sonova Holding AG ..............................................            610            64,500
     St. Galler Kantonalbank AG .....................................             24            10,427
     Straumann Holding AG ...........................................             41             7,217
    *Sulzer AG ......................................................            685            79,837
     Swiss Life Holding AG ..........................................            577            70,866
    *Swiss Re, Ltd. .................................................          7,280           397,477
     Swisscom AG ....................................................            236            95,071
     Swisslog Holding AG ............................................          3,346             2,730
     Syngenta AG ....................................................            479           145,961
     Syngenta AG ADR ................................................          1,500            91,605
     Synthes, Inc. ..................................................            389            65,052
     Tecan Group AG .................................................            432            27,233
    *Temenos Group AG ...............................................            407             7,741
    *UBS AG .........................................................         13,142           166,091
    *UBS AG ADR .....................................................         12,900           162,798
     Valora Holding AG ..............................................             40             8,307
     Verwaltungs und Privat-Bank AG .................................             66             6,635
   #*Von Roll Holding AG ............................................          4,126            14,474
     Vontobel Holdings AG ...........................................            326             9,727
     WMH Walter Meier Holding AG ....................................             60            14,573
     Zehnder Group AG ...............................................            480            28,513
     Zuger Kantonalbank AG ..........................................              2            11,367
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                        7,367,253
                                                                                       ---------------
UNITED KINGDOM -- (19.2%)
     Aberdeen Asset Management P.L.C. ...............................         12,404            38,193
     Admiral Group P.L.C. ...........................................          2,678            50,510
     Aegis Group P.L.C. .............................................         20,588            45,191
    *Afren P.L.C. ...................................................          4,308             6,814
     African Barrick Gold, Ltd. .....................................            156             1,351
     Aga Rangemaster Group P.L.C. ...................................            991             1,214
     Aggreko P.L.C. .................................................          3,825           104,858
     Amec P.L.C. ....................................................          8,836           130,944
     Amlin P.L.C. ...................................................          8,802            40,598
     Anglo American P.L.C. ..........................................         10,705           392,450
     Ashmore Group P.L.C. ...........................................          6,735            37,576
     Ashtead Group P.L.C. ...........................................         25,129            62,531
    #AstraZeneca P.L.C. Sponsored ADR ...............................          8,400           402,444
     Aveva Group P.L.C. .............................................            341             8,634
     Aviva P.L.C. ...................................................         53,069           289,521
     Axis-Shield P.L.C. .............................................            227             1,709
     Babcock International Group P.L.C. .............................          7,655            86,513
     Balfour Beatty P.L.C. ..........................................         15,251            61,526
     Barclays P.L.C. ................................................         47,118           146,063
     Barclays P.L.C. Sponsored ADR ..................................         18,900           236,439
     BBA Aviation P.L.C. ............................................         13,135            37,395
     Beazley P.L.C. .................................................          9,115            18,387
     Berendsen P.L.C. ...............................................          3,002            22,366
    *Berkeley Group Holdings P.L.C. (The) ...........................          3,860            77,404

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     BG Group P.L.C. ................................................         25,462   $       552,118
     BHP Billiton P.L.C. ............................................          9,220           290,333
     BHP Billiton P.L.C. ADR ........................................          1,800           113,346
     Bodycote P.L.C. ................................................          7,134            32,277
     Bovis Homes Group P.L.C. .......................................            984             7,426
     Brammer P.L.C. .................................................          6,600            28,669
     Brewin Dolphin Holdings P.L.C. .................................         11,579            23,408
     British American Tobacco P.L.C. ................................          7,553           346,307
     British American Tobacco P.L.C. Sponsored ADR ..................          3,278           302,396
     British Sky Broadcasting Group P.L.C. Sponsored ADR ............          2,100            96,474
     Britvic P.L.C. .................................................          4,445            23,538
    *BTG P.L.C. .....................................................          7,993            35,435
     Bunzl P.L.C. ...................................................          7,449            96,357
     Burberry Group P.L.C. ..........................................          4,975           106,801
     Bwin.Party Digital Entertainment P.L.C. ........................          8,620            15,111
    *Cable & Wireless Worldwide P.L.C. ..............................          8,757             3,918
    *Cairn Energy P.L.C. ............................................         19,329            91,287
     Capita Group P.L.C. ............................................          9,406           109,744
    *Capital & Regional P.L.C. ......................................          2,940             1,604
     Carillion P.L.C. ...............................................         14,658            81,414
     Carnival P.L.C. ADR ............................................            900            32,895
     Catlin Group, Ltd. .............................................          8,661            55,094
    *Centamin Egypt, Ltd. ...........................................         17,706            31,062
     Centrica P.L.C. ................................................         34,557           164,512
     Charter International P.L.C. ...................................          4,725            68,056
     Chemring Group P.L.C. ..........................................          3,286            26,887
     Cineworld Group P.L.C. .........................................          6,748            20,617
     Cobham P.L.C. ..................................................         16,984            49,012
    *Colt Group SA ..................................................          3,584             5,812
     Compass Group P.L.C. ...........................................         20,690           187,882
     Computacenter P.L.C. ...........................................          6,025            36,838
    *Connaught P.L.C. ...............................................          1,318                --
     Cookson Group P.L.C. ...........................................          5,538            42,568
     Cranswick P.L.C. ...............................................            169             1,877
     Croda International P.L.C. .....................................          1,088            30,587
     CSR P.L.C. .....................................................          6,238            18,092
     Daily Mail & General Trust P.L.C. Series A .....................          6,452            43,158
     Dairy Crest Group P.L.C. .......................................          3,168            17,568
     De La Rue P.L.C. ...............................................          2,414            32,702
     Debenhams P.L.C. ...............................................         27,433            28,595
     Dechra Pharmaceuticals P.L.C. ..................................          1,285            10,141
     Devro P.L.C. ...................................................         11,837            46,750
     Diageo P.L.C. ..................................................          2,096            43,378
     Diageo P.L.C. Sponsored ADR ....................................          5,000           414,400
     Dignity P.L.C. .................................................            607             7,954
    *Dixons Retail P.L.C. ...........................................         80,089            15,206
     Domino Printing Sciences P.L.C. ................................          2,816            25,865
     Drax Group P.L.C. ..............................................          8,253            71,843
     DS Smith P.L.C. ................................................          3,133            10,704
    *easyJet P.L.C. .................................................          6,868            39,360
     Electrocomponents P.L.C. .......................................          2,964            10,427
     Elementis P.L.C. ...............................................         28,161            65,010
    *EnQuest P.L.C. .................................................          5,587             9,660
     Eurasian Natural Resources Corp. P.L.C. ........................          3,801            40,037
     Evolution Group P.L.C. .........................................         13,008            18,040
     Experian P.L.C. ................................................         13,402           174,102
     F&C Asset Management P.L.C. ....................................         28,896            33,985
     Fenner P.L.C. ..................................................          2,053            11,200
     Fidessa Group P.L.C. ...........................................            581            15,165
     Filtrona P.L.C. ................................................          2,925            18,629
     Firstgroup P.L.C. ..............................................         10,256            54,928

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Fresnillo P.L.C. ...............................................          1,415   $        38,362
     Fuller Smith & Turner P.L.C. ...................................            636             7,132
     G4S P.L.C. .....................................................         25,297            98,903
     Galliford Try P.L.C. ...........................................          1,974            14,749
     Game Group P.L.C. ..............................................          2,607               808
    *Gem Diamonds, Ltd. .............................................          3,300            11,740
     Genus P.L.C. ...................................................          1,188            19,559
     GlaxoSmithKline P.L.C. .........................................          2,457            55,141
     GlaxoSmithKline P.L.C. Sponsored ADR ...........................         20,926           937,276
     Go-Ahead Group P.L.C. ..........................................            891            19,855
     Greene King P.L.C. .............................................          7,915            57,072
     Greggs P.L.C. ..................................................          2,161            17,728
     Halfords Group P.L.C. ..........................................          1,884             9,880
     Halma P.L.C. ...................................................          2,583            13,880
     Hargreaves Lansdown P.L.C. .....................................          7,474            60,060
     Hays P.L.C. ....................................................         27,061            34,358
     Headlam Group P.L.C. ...........................................            999             4,279
     Helical Bar P.L.C. .............................................          4,049            12,958
     Henderson Group P.L.C. .........................................         12,808            24,663
    *Heritage Oil P.L.C. ............................................          3,429            12,002
     Hikma Pharmaceuticals P.L.C. ...................................          4,073            44,114
     Hill & Smith Holdings P.L.C. ...................................          1,217             5,215
     Hiscox, Ltd. ...................................................         10,885            66,524
     Hochschild Mining P.L.C. .......................................          1,326             9,499
     Home Retail Group P.L.C. .......................................         15,052            24,288
     Homeserve P.L.C. ...............................................          3,055            17,158
    *Howden Joinery Group P.L.C. ....................................         19,467            36,764
     HSBC Holdings P.L.C. ...........................................         15,716           139,802
     HSBC Holdings P.L.C. Sponsored ADR .............................         42,799         1,868,604
     Hunting P.L.C. .................................................          2,915            31,052
     Hyder Consulting P.L.C. ........................................          2,770            15,083
     IG Group Holdings P.L.C. .......................................          3,144            23,445
    *Imagination Technologies Group P.L.C. ..........................          4,965            36,501
     IMI P.L.C. .....................................................          7,973           105,079
     Imperial Tobacco Group P.L.C. ..................................         12,894           469,688
     Inchcape P.L.C. ................................................          5,510            29,379
     Informa P.L.C. .................................................         11,597            67,344
    *Inmarsat P.L.C. ................................................          2,441            18,414
    *Innovation Group P.L.C. ........................................        116,123            36,707
     Intercontinental Hotels Group P.L.C. ADR .......................          2,475            45,738
    *International Consolidated Airlines Group SA ...................          6,633            18,264
     International Power P.L.C. .....................................         29,207           158,439
     Interserve P.L.C. ..............................................          2,930            15,528
     Intertek Group P.L.C. ..........................................          1,221            40,257
     Invensys P.L.C. ................................................         12,141            43,923
     Investec P.L.C. ................................................          8,997            54,509
    *IP Group P.L.C. ................................................          7,800             8,808
     ITE Group P.L.C. ...............................................          6,026            18,167
    *ITV P.L.C. .....................................................         72,400            74,182
     Jardine Lloyd Thompson Group P.L.C. ............................          4,314            49,738
     JD Wetherspoon P.L.C. ..........................................          2,129            14,735
     John Wood Group P.L.C. .........................................          4,715            46,682
     Johnson Matthey P.L.C. .........................................          4,988           150,034
     Kcom Group P.L.C. ..............................................         11,870            13,940
     Keller Group P.L.C. ............................................          3,054            18,000
     Kesa Electricals P.L.C. ........................................          6,021             9,954
     Kier Group P.L.C. ..............................................            387             8,729
     Kingfisher P.L.C. ..............................................         51,725           214,301
     Ladbrokes P.L.C. ...............................................          4,695            10,398
     Laird P.L.C. ...................................................          1,699             4,065
     Lamprell P.L.C. ................................................         11,637            45,111

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Lancashire Holdings, Ltd. ......................................          3,915   $        44,947
    *Lloyds Banking Group P.L.C. ....................................        157,595            81,496
    *Lloyds Banking Group P.L.C. Sponsored ADR ......................         23,290            47,977
     Logica P.L.C. ..................................................         33,878            50,836
     London Stock Exchange Group P.L.C. .............................          1,991            28,744
    *Lonmin P.L.C. ..................................................          4,653            80,921
     Man Group P.L.C. ...............................................         29,575            70,700
     Marks & Spencer Group P.L.C. ...................................         14,781            76,205
     Marshalls P.L.C. ...............................................          2,042             2,823
     Marston's P.L.C. ...............................................         19,493            30,309
     McBride P.L.C. .................................................          7,116            15,599
    *McBride P.L.C. Redeemable B Shares .............................        341,568               549
     Meggitt P.L.C. .................................................          6,652            41,053
     Melrose P.L.C. .................................................         14,948            78,948
     Melrose Resources P.L.C. .......................................          1,466             2,626
     Michael Page International P.L.C. ..............................          5,738            36,938
     Micro Focus International P.L.C. ...............................          3,936            21,294
     Millennium & Copthorne Hotels P.L.C. ...........................          6,228            44,528
    *Misys P.L.C. ...................................................         10,065            47,135
    *Mitchells & Butlers P.L.C. .....................................          6,146            23,673
     Mitie Group P.L.C. .............................................         16,416            66,253
     Mondi P.L.C. ...................................................         15,026           114,283
     Moneysupermarket.com Group P.L.C. ..............................         12,316            20,823
     Morgan Crucible Co. P.L.C. .....................................          2,403            10,905
     Morgan Sindall P.L.C. ..........................................          2,809            24,988
     Mothercare P.L.C. ..............................................          1,256             3,389
    *Mouchel Group P.L.C. ...........................................          1,281               276
     N Brown Group P.L.C. ...........................................          2,218             9,399
     National Grid P.L.C. ...........................................          7,017            69,763
     National Grid P.L.C. Sponsored ADR .............................          2,035           101,892
     Next P.L.C. ....................................................          2,221            91,030
    *Northgate P.L.C. ...............................................          3,633            15,039
     Oxford Instruments P.L.C. ......................................            113             1,391
     Pace P.L.C. ....................................................          7,703             9,779
     Pearson P.L.C. .................................................            850            15,615
     Pearson P.L.C. Sponsored ADR ...................................         16,504           303,674
     Pennon Group P.L.C. ............................................          6,236            69,661
     Persimmon P.L.C. ...............................................          4,592            36,620
     Petrofac, Ltd. .................................................          2,110            48,468
     Petropavlovsk P.L.C. ...........................................          2,805            33,016
     Phoenix IT Group, Ltd. .........................................          1,162             3,637
    *Premier Foods P.L.C. ...........................................         26,772             1,686
    *Premier Oil P.L.C. .............................................          8,872            52,229
     Provident Financial P.L.C. .....................................            623            11,073
     Prudential P.L.C. ..............................................         19,157           197,875
     Prudential P.L.C. ADR ..........................................          5,232           108,145
     PV Crystalox Solar P.L.C. ......................................          4,610               564
     PZ Cussons P.L.C. ..............................................          2,842            16,783
     Qinetiq P.L.C. .................................................         24,395            45,722
     Randgold Resources, Ltd. .......................................            642            70,214
     Reckitt Benckiser Group P.L.C. .................................          3,631           186,378
    *Redrow P.L.C. ..................................................          8,714            16,298
     Reed Elsevier P.L.C. ADR .......................................          2,200            75,218
     Regus P.L.C. ...................................................          6,442             7,819
     Renishaw P.L.C. ................................................          1,838            28,795
    *Rentokil Initial P.L.C. ........................................         41,610            47,987
     Resolution, Ltd. ...............................................         26,725           117,614
     Restaurant Group P.L.C. ........................................          5,452            26,235
     Rexam P.L.C. ...................................................         23,367           129,523
     Rightmove P.L.C. ...............................................          2,579            53,960
     Rio Tinto P.L.C. ...............................................          1,772            95,863

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Rio Tinto P.L.C. Sponsored ADR .................................         11,530   $       623,312
    *Rolls-Royce Holdings P.L.C. ....................................         33,307           374,919
    *Rolls-Royce Holdings P.L.C. (B4RNCM5) ..........................      2,298,183             3,695
     Rotork P.L.C. ..................................................            583            15,725
    *Royal Bank of Scotland Group P.L.C. ............................         39,772            15,349
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............          7,500            58,050
     Royal Dutch Shell P.L.C. ADR ...................................         20,416         1,465,869
     Royal Dutch Shell P.L.C. Series B ..............................          2,289            82,125
     RPC Group P.L.C. ...............................................         10,354            58,747
     RPS Group P.L.C. ...............................................         10,423            30,185
     RSA Insurance Group P.L.C. .....................................         85,431           152,567
     Sage Group P.L.C. ..............................................         23,734           105,852
     Sainsbury (J.) P.L.C. ..........................................         23,842           114,250
    *Salamander Energy P.L.C. .......................................          3,020             9,622
     Savills P.L.C. .................................................          6,177            30,771
     Schroders P.L.C. ...............................................          2,494            57,483
     Schroders P.L.C. Non-Voting ....................................          1,920            38,390
     SDL P.L.C. .....................................................            553             5,846
     Senior P.L.C. ..................................................         17,526            46,730
     Serco Group P.L.C. .............................................          9,241            76,954
     Severfield-Rowen P.L.C. ........................................          5,972            15,320
     Severn Trent P.L.C. ............................................          4,570           111,236
     Shanks Group P.L.C. ............................................          3,683             6,533
     Shire P.L.C. ADR ...............................................          1,800           169,740
    *SIG P.L.C. .....................................................         13,861            21,357
     Smith & Nephew P.L.C. Sponsored ADR ............................          2,100            96,306
     Smiths Group P.L.C. ............................................          4,620            70,907
    *Soco International P.L.C. ......................................          3,147            16,613
     Spectris P.L.C. ................................................          3,589            73,328
     Speedy Hire P.L.C. .............................................         13,614             4,486
     Spirax-Sarco Engineering P.L.C. ................................          1,260            38,706
     Spirent Communications P.L.C. ..................................          8,253            16,549
    *Sports Direct International P.L.C. .............................         13,771            50,726
     SSE P.L.C. .....................................................          8,716           188,319
     St. James's Place P.L.C. .......................................          3,661            20,705
     St. Modwen Properties P.L.C. ...................................          2,485             4,973
     Standard Chartered P.L.C. ......................................         27,011           630,283
     Standard Life P.L.C. ...........................................         41,282           142,397
     Synergy Health P.L.C. ..........................................          1,599            21,378
     TalkTalk Telecom Group P.L.C. ..................................          4,267             8,883
    *Talvivaara Mining Co. P.L.C. ...................................            128               475
    *Taylor Wimpey P.L.C. ...........................................         18,873            11,170
    *Telecity Group P.L.C. ..........................................          4,092            39,294
     Tesco P.L.C. ...................................................         58,026           374,117
     Thomas Cook Group P.L.C. .......................................          6,613             5,487
     Travis Perkins P.L.C. ..........................................          5,893            83,352
    *Trinity Mirror P.L.C. ..........................................          3,332             2,595
     TT electronics P.L.C. ..........................................          2,291             5,779
     TUI Travel P.L.C. ..............................................         10,081            27,586
     Tullett Prebon P.L.C. ..........................................          1,650             9,304
     Tullow Oil P.L.C. ..............................................          8,556           192,235
     UBM P.L.C. .....................................................          3,165            25,763
    *UK Coal P.L.C. .................................................          1,753               954
     Ultra Electronics Holdings P.L.C. ..............................            409            10,435
     Unilever P.L.C. ................................................            345            11,564
     Unilever P.L.C. Sponsored ADR ..................................          7,550           254,058
    *Unite Group P.L.C. .............................................          1,882             5,332
     United Utilities Group P.L.C. ..................................         15,382           149,947
     Vedanta Resources P.L.C. .......................................            662            13,512
     Victrex P.L.C. .................................................          1,888            38,403
     Vodafone Group P.L.C. ..........................................        202,477           562,214

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Vodafone Group P.L.C. Sponsored ADR ............................         41,056   $     1,142,999
     Weir Group P.L.C. (The) ........................................          5,091           155,972
     WH Smith P.LC ..................................................          1,375            12,095
     Whitbread P.L.C. ...............................................          3,311            87,978
     William Morrison Supermarkets P.L.C. ...........................         42,345           205,349
     Wincanton P.L.C. ...............................................          1,461             1,697
     Wolseley P.L.C. ................................................          5,200           149,947
     WPP P.L.C. .....................................................          7,802            80,759
     WPP P.L.C. Sponsored ADR .......................................          3,774           195,606
     WS Atkins P.L.C. ...............................................          2,799            25,747
     WSP Group P.L.C. ...............................................          1,153             4,263
    *Xchanging P.L.C. ...............................................          3,063             3,354
     Xstrata P.L.C. .................................................         11,544           192,283
   #*Yell Group P.L.C. ..............................................        138,291             8,028
     Yule Catto & Co. P.L.C. ........................................          1,365             3,726
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                       24,583,507
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                      115,542,528
                                                                                       ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
     Porsche Automobil Holding SE ...................................          2,131           124,142
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
    *Agfa-Gevaert NV STRIP VVPR .....................................          1,817                 3
    *Elia System Operator SA NV STRIP VVPR ..........................            179                32
    *Nyrstar NV STRIP VVPR ..........................................          3,745                 5
    *Tessenderlo Chemie NV STRIP VVPR ...............................            113                12
                                                                                       ---------------
TOTAL BELGIUM .......................................................                               52
                                                                                       ---------------
CANADA -- (0.0%)
    *Compton Petroleum Corp. Warrants 08/23/14 ......................              8                33
                                                                                       ---------------
HONG KONG -- (0.0%)
    *New World Development Co., Ltd. Rights 11/22/11 ................         14,493             4,944
                                                                                       ---------------
ITALY -- (0.0%)
    *Banca Popolare di Milano Scarl Rights 11/18/11 .................          5,532             5,213
                                                                                       ---------------
NORWAY -- (0.0%)
    *DOF ASA Rights 10/31/11 ........................................            260                --
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           10,242
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.8%)
 (S)@DFA Short Term Investment Fund .................................      9,732,517         9,732,517
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
        $2,903,463) to be repurchased at $2,846,541 .................   $      2,847         2,846,532
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                       12,579,049
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $131,418,038) ..............................................                  $   128,255,961
                                                                                       ===============

                  DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (5.1%)
     Alumina, Ltd. ..................................................         12,119   $        18,461
     Amcor, Ltd. ....................................................         19,944           145,915
    #Bank of Queensland, Ltd. .......................................          4,366            38,390
     Bendigo Bank, Ltd. .............................................          9,900            97,756
     Boral, Ltd. ....................................................         15,539            63,432
     Caltex Australia, Ltd. .........................................          2,781            38,622
     Crown, Ltd. ....................................................          7,590            63,957
    *Echo Entertainment Group, Ltd. .................................         15,227            59,104
    #Fairfax Media, Ltd. ............................................         35,541            34,462
    #Harvey Norman Holdings, Ltd. ...................................          7,208            16,325
     Incitec Pivot, Ltd. ............................................         39,877           144,440
     Lend Lease Group NL ............................................          1,650            13,425
     Macquarie Group, Ltd. ..........................................          4,959           127,675
     New Hope Corp., Ltd. ...........................................          1,031             6,382
    #OneSteel, Ltd. .................................................         30,900            39,298
    #Origin Energy, Ltd. ............................................         20,062           302,322
     OZ Minerals, Ltd. ..............................................            492             5,908
     Primary Health Care, Ltd. ......................................          7,209            25,091
    *Qantas Airways, Ltd. ...........................................         25,486            42,623
     Santos, Ltd. ...................................................         18,608           251,312
     Sims Metal Management, Ltd. ....................................          3,434            50,160
     Sonic Healthcare, Ltd. .........................................          5,553            64,167
     Suncorp Group, Ltd. ............................................         22,740           204,089
    #TABCorp. Holdings, Ltd. ........................................         15,227            46,820
     Tatts Group, Ltd. ..............................................         15,609            37,975
     Toll Holdings, Ltd. ............................................          4,620            23,336
     Washington H. Soul Pattinson & Co., Ltd. .......................          3,490            50,473
     Wesfarmers, Ltd. ...............................................         26,986           915,593
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                        2,927,513
                                                                                       ---------------
AUSTRIA -- (0.2%)
     Erste Group Bank AG ............................................          2,850            60,758
     OMV AG .........................................................             46             1,603
    #Raiffeisen Bank International AG ...............................          1,529            42,434
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                          104,795
                                                                                       ---------------
BELGIUM -- (0.9%)
     Ageas SA .......................................................         42,612            85,423
     Delhaize Group SA ..............................................          2,585           168,853
     KBC Groep NV ...................................................            771            17,098
     Solvay SA ......................................................          1,508           153,620
     UCB SA .........................................................          2,537           111,462
                                                                                       ---------------
TOTAL BELGIUM .......................................................                          536,456
                                                                                       ---------------
CANADA -- (11.9%)
     Astral Media, Inc. Class A .....................................          1,300            44,631
     Bell Aliant, Inc. ..............................................            700            19,706
     Cameco Corp. ...................................................          3,400            72,963
    *Canadian National Resources, Ltd. ..............................         11,752           414,548
     Canadian Pacific Railway, Ltd. .................................          2,060           127,330
    #Canadian Tire Corp. Class A ....................................          2,200           131,503
     Empire Co., Ltd. Class A .......................................            600            36,677
    #Encana Corp. ...................................................         14,690           318,633
    #Enerplus Corp. .................................................          1,572            43,718
     Ensign Energy Services, Inc. ...................................          1,403            21,100
     Fairfax Financial Holdings, Ltd. ...............................            447           186,859
     George Weston, Ltd. ............................................            700            48,521
    #Husky Energy, Inc. .............................................          7,339           188,417

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Industrial Alliance Insurance & Financial Services, Inc. .......          1,800   $        58,564
     Inmet Mining Corp. .............................................          2,200           131,327
     Kinross Gold Corp. .............................................         17,700           252,337
    #Loblaw Cos., Ltd. ..............................................          1,800            68,894
    *Lundin Mining Corp. ............................................          4,970            19,496
     Magna International, Inc. ......................................          6,640           253,343
     Manitoba Telecom Services, Inc. ................................            500            16,017
    #Manulife Financial Corp. .......................................         27,032           356,901
    #Metro, Inc. Class A ............................................          1,100            53,899
     Nexen, Inc. ....................................................          8,469           143,848
    #Pengrowth Energy Corp. .........................................          4,065            42,414
    #Penn West Petroleum, Ltd. ......................................          4,258            76,082
    *Precision Drilling Corp. .......................................          1,850            21,456
    #Progress Energy Resources Corp. ................................            212             3,001
     Progressive Waste Solutions, Ltd. ..............................            600            12,641
    *Quadra FNX Mining, Ltd. ........................................          1,264            14,583
    *Research In Motion, Ltd. .......................................          3,000            60,677
    *Sears Canada, Inc. .............................................          1,300            19,720
    #Sun Life Financial, Inc. .......................................         14,250           359,699
     Suncor Energy, Inc. ............................................         24,500           780,411
     Talisman Energy, Inc. ..........................................         10,944           155,253
     Teck Resources, Ltd. Class B ...................................          9,689           388,435
    #Telus Corp. Non-Voting .........................................          4,000           204,384
    #Thomson Reuters Corp. ..........................................         10,478           310,004
    #TransAlta Corp. ................................................          5,411           119,050
     TransCanada Corp. ..............................................         19,468           827,549
   #*Uranium One, Inc. ..............................................          7,548            22,718
     Viterra, Inc. ..................................................         10,544           108,534
     Yamana Gold, Inc. ..............................................         22,000           328,427
                                                                                       ---------------
TOTAL CANADA ........................................................                        6,864,270
                                                                                       ---------------
DENMARK -- (1.1%)
     A.P. Moller - Maersk A.S. Series B .............................             30           202,884
     Carlsberg A.S. Series B ........................................          3,049           206,418
    *Danske Bank A.S. ...............................................         16,130           220,538
    *H. Lundbeck A.S. ...............................................            610            12,300
    *TDC A.S. .......................................................          1,412            11,594
    *Vestas Wind Systems A.S. .......................................            379             5,875
                                                                                       ---------------
TOTAL DENMARK .......................................................                          659,609
                                                                                       ---------------
FINLAND -- (0.6%)
     Kesko Oyj Series B .............................................          1,236            43,871
     Stora Enso Oyj Series R ........................................         14,570            92,223
     UPM-Kymmene Oyj ................................................         16,377           191,499
                                                                                       ---------------
TOTAL FINLAND .......................................................                          327,593
                                                                                       ---------------
FRANCE -- (9.1%)
   #*Air France-KLM .................................................          4,815            36,566
    *Arkema SA ......................................................            235            15,970
     AXA SA .........................................................            911            14,652
     AXA SA Sponsored ADR ...........................................         37,500           605,625
   #*Bouygues SA ....................................................          1,175            43,885
     Capgemini SA ...................................................          2,746           105,077
     Casino Guichard Perrachon SA ...................................          1,170           109,556
     Cie de Saint-Gobain SA .........................................          8,320           384,530
    *Cie Generale de Geophysique - Veritas SA .......................          1,579            34,500
     Cie Generale des Establissements Michelin SA Series B ..........          1,991           144,169
     Ciments Francais SA ............................................            244            21,550
     CNP Assurances SA ..............................................          3,620            55,283
     Credit Agricole SA .............................................         29,433           227,821

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     France Telecom SA ..............................................          4,053   $        72,868
     GDF Suez SA ....................................................         28,696           808,444
     Groupe Eurotunnel SA ...........................................          8,591            77,387
     Lafarge SA .....................................................          4,329           175,283
     Lagardere SCA ..................................................          3,281            87,892
     Natixis SA .....................................................         21,884            69,356
     Peugeot SA .....................................................          4,276            93,038
     PPR SA .........................................................          1,260           195,521
     Renault SA .....................................................          4,412           184,343
     Rexel SA .......................................................          2,396            42,954
    *Sanofi SA ......................................................            833            59,592
     Sanofi SA ADR ..................................................          9,889           353,532
     SCOR SE ........................................................          1,053            24,531
     Societe Generale SA ............................................         13,106           375,248
     STMicroelectronics NV ..........................................         16,130           111,778
    *Vallourec SA ...................................................            608            36,867
     Vivendi SA .....................................................         32,112           717,588
                                                                                       ---------------
TOTAL FRANCE ........................................................                        5,285,406
                                                                                       ---------------
GERMANY -- (8.0%)
     Allianz SE .....................................................          4,092           455,285
     Bayerische Motoren Werke AG ....................................          4,874           395,935
     Celesio AG .....................................................          1,146            18,075
    *Commerzbank AG .................................................         25,228            61,600
     Daimler AG .....................................................         13,346           677,831
    #Deutsche Bank AG ...............................................         13,617           563,880
     Deutsche Bank AG (5750355) .....................................          1,686            69,714
     Deutsche Lufthansa AG ..........................................          7,439           101,070
     Deutsche Post AG ...............................................          5,443            82,562
     Deutsche Telekom AG ............................................         65,866           836,771
     E.ON AG ........................................................         24,133           581,967
     Hannover Rueckversicherung AG ..................................            276            13,589
     Heidelberger Zement AG .........................................          2,192            99,236
     Merck KGaA .....................................................            658            61,401
     Munchener Rueckversicherungs-Gesellschaft AG ...................          2,720           364,261
     RWE AG .........................................................          1,686            71,869
     Salzgitter AG ..................................................          1,060            59,912
     Volkswagen AG ..................................................            500            78,192
                                                                                       ---------------
TOTAL GERMANY .......................................................                        4,593,150
                                                                                       ---------------
GREECE -- (0.1%)
     Hellenic Petroleum S.A. ........................................          5,666            49,649
    *National Bank of Greece S.A. ...................................          2,483             5,728
                                                                                       ---------------
TOTAL GREECE ........................................................                           55,377
                                                                                       ---------------
HONG KONG -- (1.0%)
     Great Eagle Holdings, Ltd. .....................................          8,217            18,124
     Henderson Land Development Co., Ltd. ...........................         29,826           163,030
     Hong Kong & Shanghai Hotels, Ltd. ..............................         13,000            17,317
     Hopewell Holdings, Ltd. ........................................          1,500             3,895
     Hutchison Whampoa, Ltd. ........................................         20,000           182,802
    #New World Development Co., Ltd. ................................         75,141            78,968
     Orient Overseas International, Ltd. ............................          6,000            27,117
     Wheelock & Co., Ltd. ...........................................         27,000            79,328
                                                                                       ---------------
TOTAL HONG KONG .....................................................                          570,581
                                                                                       ---------------
IRELAND -- (0.1%)
     CRH P.L.C. .....................................................          1,944            35,091
     CRH P.L.C. Sponsored ADR .......................................          1,763            32,457
                                                                                       ---------------
TOTAL IRELAND .......................................................                           67,548
                                                                                       ---------------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ISRAEL -- (0.3%)
     Bank Hapoalim B.M. .............................................         12,385   $        48,005
     Bank Leumi Le-Israel B.M. ......................................         16,895            58,546
     Elbit Systems, Ltd. ............................................            421            18,636
    *Israel Discount Bank, Ltd. Series A ............................         13,386            22,126
    *NICE Systems, Ltd. .............................................             56             1,994
    *NICE Systems, Ltd. Sponsored ADR ...............................            834            29,824
     Partner Communications Co., Ltd. ...............................            859            10,199
                                                                                       ---------------
TOTAL ISRAEL ........................................................                          189,330
                                                                                       ---------------
ITALY -- (1.3%)
     Banca Monte Dei Paschi di Siena SpA ............................         88,378            41,038
     Banco Popolare Scarl ...........................................         22,865            33,934
     Finmeccanica SpA ...............................................          3,600            24,675
     Telecom Italia SpA .............................................        223,102           277,601
     UniCredit SpA ..................................................        259,032           300,577
     Unione di Banche Italiane ScpA .................................         24,403            92,462
                                                                                       ---------------
TOTAL ITALY .........................................................                          770,287
                                                                                       ---------------
JAPAN -- (20.1%)
     77 Bank, Ltd. (The) ............................................          9,864            38,853
     AEON Co., Ltd. .................................................         18,500           241,957
     Alfresa Holdings Corp. .........................................          1,000            37,467
     Amada Co., Ltd. ................................................         10,000            66,342
     Aozora Bank, Ltd. ..............................................          9,000            22,752
     Bank of Kyoto, Ltd. (The) ......................................          7,000            59,461
     Canon Marketing Japan, Inc. ....................................          1,500            17,782
     Chugoku Bank, Ltd. (The) .......................................          4,000            52,395
     Citizen Holdings Co., Ltd. .....................................          8,200            43,493
     Coca-Cola West Co., Ltd. .......................................          1,800            32,146
     Cosmo Oil Co., Ltd. ............................................         20,636            51,625
     Credit Saison Co., Ltd. ........................................            100             1,951
     Dai Nippon Printing Co., Ltd. ..................................         19,000           199,014
     Daicel Chemical Industries, Ltd. ...............................          4,000            22,706
     Dainippon Sumitomo Pharma Co., Ltd. ............................          2,300            25,205
     Daiwa Securities Group, Inc. ...................................         16,000            55,984
   #*Elpida Memory, Inc. ............................................          2,900            18,026
     Fuji Television Network, Inc. ..................................             10            14,307
     FUJIFILM Holdings Corp. ........................................         13,400           327,954
     Fujikura, Ltd. .................................................         12,000            38,301
     Fukuoka Financial Group, Inc. ..................................         27,000           104,545
     Glory, Ltd. ....................................................          1,800            38,527
     Gunma Bank, Ltd. (The) .........................................         11,735            60,058
     Hachijuni Bank, Ltd. (The) .....................................         11,000            61,158
     Hakuhodo DY Holdings, Inc. .....................................            880            47,814
     Hankyu Hanshin Holdings, Inc. ..................................          5,000            21,113
     Higo Bank, Ltd. (The) ..........................................          7,000            38,220
     Hitachi Capital Corp. ..........................................          1,700            20,774
     Hitachi High-Technologies Corp. ................................          1,400            29,256
     Hokkoku Bank, Ltd. (The) .......................................         10,750            36,207
     Hokuhoku Financial Group, Inc. .................................         20,000            37,378
     House Foods Corp. ..............................................          2,300            41,693
     Hyakujishi Bank, Ltd. (The) ....................................          9,000            34,464
     Idemitsu Kosan Co., Ltd. .......................................            800            74,831
     Inpex Corp. ....................................................             35           231,073
     Isetan Mitsukoshi Holdings, Ltd. ...............................         11,400           116,120
     Iyo Bank, Ltd. (The) ...........................................          7,000            65,672
     J. Front Retailing Co., Ltd. ...................................         15,000            65,684
     JFE Holdings, Inc. .............................................          4,000            76,130
     Joyo Bank, Ltd. (The) ..........................................          8,000            33,519
     JX Holdings, Inc. ..............................................         56,740           330,504
     Kagoshima Bank, Ltd. (The) .....................................          3,238            21,203

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Kamigumi Co., Ltd. .............................................          5,000   $        43,660
     Kaneka Corp. ...................................................          9,000            48,274
    #Kawasaki Kisen Kaisha, Ltd. ....................................         14,000            28,555
     Keiyo Bank, Ltd. (The) .........................................          9,000            43,722
     Kinden Corp. ...................................................          4,000            32,847
     Kirin Holdings Co., Ltd. .......................................          4,000            48,938
     Kobe Steel, Ltd. ...............................................          9,000            15,052
     Konica Minolta Holdings, Inc. ..................................            500             3,637
     Kyocera Corp. ..................................................          1,400           123,069
     Kyowa Hakko Kirin Co., Ltd. ....................................          7,000            78,890
     Marui Group Co., Ltd. ..........................................          7,158            55,648
     Maruichi Steel Tube, Ltd. ......................................            900            20,160
    *Mazda Motor Corp. ..............................................         19,000            39,937
     Medipal Holdings Corp. .........................................          5,100            47,574
     Meiji Holdings Co., Ltd. .......................................            800            35,074
     Mitsubishi Corp. ...............................................          3,700            76,098
     Mitsubishi Gas Chemical Co., Inc. ..............................         12,000            78,320
     Mitsubishi Heavy Industries, Ltd. ..............................         93,000           378,931
     Mitsubishi Logistics Corp. .....................................          3,000            32,992
     Mitsubishi Materials Corp. .....................................         37,000            98,351
     Mitsubishi UFJ Financial Group, Inc. ...........................        331,000         1,438,505
     Mitsubishi UFJ Financial Group, Inc. ADR .......................         74,759           323,706
     Mitsui & Co., Ltd. .............................................          4,100            59,838
     Mitsui Chemicals, Inc. .........................................         17,000            55,755
     Mitsui O.S.K. Lines, Ltd. ......................................          4,000            15,412
     MS&AD Insurance Group Holdings, Inc. ...........................          7,019           137,477
     Nagase & Co., Ltd. .............................................          3,111            35,024
    *NEC Corp. ......................................................         65,000           144,635
     Nippon Express Co., Ltd. .......................................         17,000            65,721
     Nippon Meat Packers, Inc. ......................................          6,000            74,787
    #Nippon Paper Group, Inc. .......................................          3,600            82,507
     Nippon Sheet Glass Co., Ltd. ...................................         22,261            48,002
     Nippon Shokubai Co., Ltd. ......................................          2,000            20,398
     Nippon Steel Corp. .............................................         56,000           146,004
     Nippon Television Network Corp. ................................            150            21,231
     Nippon Yusen K.K. ..............................................         26,000            65,573
     Nishi-Nippon Bank, Ltd. ........................................         18,779            51,212
     Nisshin Steel Co., Ltd. ........................................         16,000            25,325
     Nisshinbo Holdings, Inc. .......................................          3,000            27,236
     Nomura Holdings, Inc. ..........................................         19,000            72,393
     Obayashi Corp. .................................................         19,000            87,231
     OJI Paper Co., Ltd. ............................................         28,000           138,495
     Onward Holdings Co., Ltd. ......................................          3,000            22,086
     Panasonic Corp. ................................................         28,300           286,087
     Panasonic Corp. Sponsored ADR ..................................          6,659            66,856
     Rengo Co., Ltd. ................................................          7,000            46,199
     Ricoh Co., Ltd. ................................................         23,000           188,508
     Rohm Co., Ltd. .................................................          3,200           163,045
     San-in Godo Bank, Ltd. (The) ...................................          3,000            21,808
     Sapporo Hokuyo Holdings, Inc. ..................................          7,000            23,181
     SBI Holdings, Inc. .............................................            688            57,288
     Seiko Epson Corp. ..............................................          3,500            46,003
     Sekisui House, Ltd. ............................................         20,000           179,033
     Seven & I Holdings Co., Ltd. ...................................            200             5,337
     Sharp Corp. ....................................................         28,086           258,898
     Shiga Bank, Ltd. ...............................................          7,108            45,769
     Shimizu Corp. ..................................................         14,000            60,243
     Shinsei Bank, Ltd. .............................................         22,000            24,180
     Shizuoka Bank, Ltd. ............................................          2,000            19,404
     Showa Denko K.K. ...............................................          8,000            14,514
     Showa Shell Sekiyu K.K. ........................................          1,400            10,133

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     SKY Perfect JSAT Holdings, Inc. ................................             46   $        22,356
     Sojitz Corp. ...................................................         26,100            44,293
    #Sony Corp. Sponsored ADR .......................................         22,200           465,534
     Sumitomo Corp. .................................................         28,900           357,815
     Sumitomo Electric Industries, Ltd. .............................         25,100           278,295
     Sumitomo Forestry Co., Ltd. ....................................          2,700            23,363
     Sumitomo Mitsui Financial Group, Inc. ..........................          6,600           184,480
     Suzuken Co., Ltd. ..............................................            800            19,140
     Suzuki Motor Corp. .............................................          3,400            72,111
     Taisei Corp. ...................................................         35,297            94,315
     Takashimaya Co., Ltd. ..........................................          6,000            42,596
    #TDK Corp. ......................................................            800            32,623
     Tokai Rika Co., Ltd. ...........................................            600             9,665
    #Tokuyama Corp. .................................................          8,000            28,833
     Tokyo Broadcasting System, Inc. ................................          1,600            19,739
     Tokyo Steel Manufacturing Co., Ltd. ............................          2,900            24,310
     Toppan Printing Co., Ltd. ......................................         16,000           124,405
     Tosoh Corp. ....................................................          8,000            26,002
     Toyo Seikan Kaisha, Ltd. .......................................          4,251            64,684
     Toyota Auto Body Co., Ltd. .....................................          1,100            16,495
     Toyota Motor Corp. .............................................          5,700           189,244
     Toyota Motor Corp. Sponsored ADR ...............................          3,181           212,205
    #Toyota Tsusho Corp. ............................................          4,300            67,855
     UNY Co., Ltd. ..................................................          6,250            56,380
     Wacoal Corp. ...................................................          2,000            23,627
     Yamaguchi Financial Group, Inc. ................................          5,852            52,144
     Yamaha Corp. ...................................................          3,100            31,376
     Yamato Kogyo Co., Ltd. .........................................            800            20,236
     Yokohama Rubber Co., Ltd. ......................................          5,000            28,541
                                                                                       ---------------
TOTAL JAPAN .........................................................                       11,591,094
                                                                                       ---------------
NETHERLANDS -- (2.5%)
    *Aegon NV .......................................................         45,598           217,454
     Akzo Nobel NV ..................................................          3,497           183,879
     ArcelorMittal NV ...............................................         17,581           364,507
    #ArcelorMittal NV ADR ...........................................          6,200           128,526
    *ING Groep NV ...................................................          2,571            22,165
     Koninklijke DSM NV .............................................          2,616           133,866
     Koninklijke Philips Electronics NV .............................         18,516           385,442
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                        1,435,839
                                                                                       ---------------
NEW ZEALAND -- (0.1%)
     Contact Energy, Ltd. ...........................................          5,869            26,446
     Fletcher Building, Ltd. ........................................          4,645            24,769
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                           51,215
                                                                                       ---------------
NORWAY -- (0.8%)
     Aker ASA Series A ..............................................            235             6,671
    *Aker Kvaerner ASA ..............................................            521             5,990
    #Marine Harvest ASA .............................................         52,362            23,337
     Norsk Hydro ASA ................................................         26,577           137,669
    #Orkla ASA ......................................................         22,047           191,132
    *Petroleum Geo-Services ASA .....................................          2,418            26,271
   #*Renewable Energy Corp. ASA .....................................         12,786            12,328
     Storebrand ASA .................................................          7,005            42,797
     Telenor ASA ....................................................          2,176            38,760
                                                                                       ---------------
TOTAL NORWAY ........................................................                          484,955
                                                                                       ---------------
PORTUGAL -- (0.0%)
    #Banco Espirito Santo SA ........................................          4,739            10,169

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PORTUGAL -- (Continued)
    *EDP Renovaveis SA ..............................................          2,459   $        14,689
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                           24,858
                                                                                       ---------------
SINGAPORE -- (1.0%)
     CapitaLand, Ltd. ...............................................         45,500            98,027
     CapitaMalls Asia, Ltd. .........................................         13,000            14,008
     DBS Group Holdings, Ltd. .......................................          1,909            18,647
     Fraser & Neave, Ltd. ...........................................         13,000            63,316
     Golden Agri-Resources, Ltd. ....................................        137,000            70,134
    #Neptune Orient Lines, Ltd. .....................................         14,000            12,556
     Singapore Airlines, Ltd. .......................................         21,000           194,581
     United Industrial Corp., Ltd. ..................................         31,000            66,460
     UOL Group, Ltd. ................................................          4,000            14,141
     Wheelock Properties, Ltd. ......................................         14,000            17,822
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                          569,692
                                                                                       ---------------
SPAIN -- (1.7%)
     Acciona SA .....................................................            893            84,442
    #Banco de Sabadell SA ...........................................         41,996           150,631
     Banco Espanol de Credito SA ....................................          5,354            31,701
    #Banco Popular Espanol SA .......................................         37,749           172,787
     Banco Santander SA .............................................         21,027           177,970
     CaixaBank SA ...................................................         17,818            86,870
     Gas Natural SDG SA .............................................         10,344           192,273
     Repsol YPF SA Sponsored ADR ....................................          2,840            85,683
                                                                                       ---------------
TOTAL SPAIN .........................................................                          982,357
                                                                                       ---------------
SWEDEN -- (2.2%)
     Boliden AB .....................................................          1,751            24,893
     Nordea Bank AB .................................................         23,259           211,212
     Skandinaviska Enskilda Banken AB Series A ......................         21,597           135,390
     SSAB AB Series A ...............................................          3,054            29,523
     SSAB AB Series B ...............................................          1,349            11,430
     Svenska Cellulosa AB Series B ..................................         13,891           202,789
     Swedbank AB Series A ...........................................         15,224           213,143
     Tele2 AB Series B ..............................................            213             4,485
     Telefonaktiebolaget LM Ericsson AB Series B ....................         38,431           400,587
     TeliaSonera AB .................................................          5,298            36,826
                                                                                       ---------------
TOTAL SWEDEN ........................................................                        1,270,278
                                                                                       ---------------
SWITZERLAND -- (4.5%)
     Adecco SA ......................................................          2,167           104,075
    *Aryzta AG ......................................................            307            14,803
     Baloise Holding AG .............................................          1,615           131,551
     Credit Suisse Group AG .........................................          3,629           104,664
     Credit Suisse Group AG Sponsored ADR ...........................            600            17,382
     Holcim, Ltd. ...................................................          7,487           474,122
     Lonza Group AG .................................................            444            29,534
     Novartis AG ADR ................................................          6,159           347,799
    *Sulzer AG ......................................................            161            18,764
     Swiss Life Holding AG ..........................................            855           105,009
    *Swiss Re, Ltd. .................................................         11,082           605,061
    *UBS AG .........................................................          9,411           118,938
     Zurich Financial Services AG ...................................          2,259           520,572
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                        2,592,274
                                                                                       ---------------
UNITED KINGDOM -- (18.2%)
     Associated British Foods P.L.C. ................................          6,972           123,745
     Aviva P.L.C. ...................................................         45,218           246,689
     Barclays P.L.C. ................................................         12,231            37,915

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Barclays P.L.C. Sponsored ADR ..................................         47,729   $       597,090
     BP P.L.C. Sponsored ADR ........................................         29,061         1,283,915
    #Carnival P.L.C. ADR ............................................          7,600           277,780
    *International Consolidated Airlines Group SA ...................         21,703            59,760
     International Power P.L.C. .....................................         46,654           253,083
     Kazakhmys P.L.C. ...............................................          2,469            36,501
     Kingfisher P.L.C. ..............................................         80,602           333,941
    *Lloyds Banking Group P.L.C. ....................................        106,418            55,031
   #*Lloyds Banking Group P.L.C. Sponsored ADR ......................         72,725           149,814
     Mondi P.L.C. ...................................................          5,222            39,717
     Old Mutual P.L.C. ..............................................        128,904           226,630
     Pearson P.L.C. Sponsored ADR ...................................         10,531           193,770
     Resolution, Ltd. ...............................................         13,666            60,143
     Rexam P.L.C. ...................................................         27,870           154,483
    *Royal Bank of Scotland Group P.L.C. ............................        285,912           110,339
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............          5,598            43,329
     Royal Dutch Shell P.L.C. ADR ...................................         34,437         2,472,577
     Sainsbury (J.) P.L.C. ..........................................         28,229           135,272
     Standard Life P.L.C. ...........................................          3,107            10,717
     Vodafone Group P.L.C. ..........................................         25,342            70,367
     Vodafone Group P.L.C. Sponsored ADR ............................         91,287         2,541,430
     William Morrison Supermarkets P.L.C. ...........................         48,067           233,097
     Wolseley P.L.C. ................................................          4,200           121,111
     WPP P.L.C. .....................................................          2,679            27,730
     WPP P.L.C. Sponsored ADR .......................................             63             3,265
     Xstrata P.L.C. .................................................         35,899           597,953
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                       10,497,194
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                       52,451,671
                                                                                       ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
     Porsche Automobil Holding SE ...................................          3,143           183,096
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
    *New World Development Co., Ltd. Rights 11/22/11 ................         37,570            12,816
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.9%)
 (S)@DFA Short Term Investment Fund .................................      2,366,496         2,366,496
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
        $2,849,266) to be repurchased at $2,793,407 .................   $      2,793         2,793,398
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                        5,159,894
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $65,113,629) ...............................................                  $    57,807,477
                                                                                       ===============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (86.0%)
BRAZIL -- (7.5%)
     AES Tiete SA ...................................................         11,800   $       147,564
     All America Latina Logistica SA ................................         44,300           221,648
     Anhanguera Educacional Participacoes SA ........................         17,437           259,090
     B2W Cia Global Do Varejo SA ....................................         12,200            99,200
     Banco ABC Brasil SA ............................................          4,600            30,812
     Banco Bradesco SA ..............................................         84,077         1,226,740
     Banco do Brasil SA .............................................         78,820         1,202,833
     Banco Pine SA ..................................................          2,900            19,358
     Banco Santander Brasil SA ADR ..................................        114,175         1,038,992
     Banco Sofisa SA ................................................          8,700            18,141
     Bematech SA ....................................................          9,300            21,451
     BM&F Bovespa SA ................................................        313,725         1,887,631
     BR Malls Participacoes SA ......................................         76,423           830,177
     Brasil Brokers Participacoes SA ................................         21,000            85,133
     Brasil Telecom SA ..............................................         24,200           181,410
     BRF - Brasil Foods SA ..........................................         77,500         1,609,270
    #BRF - Brasil Foods SA ADR ......................................         46,732           983,709
     Brookfield Incorporacoes SA ....................................         33,411           130,192
     CCR SA .........................................................         16,000           440,994
    *Centrais Eletricas Brasileiras SA ..............................          3,600            35,647
    #Centrais Eletricas Brasileiras SA ADR ..........................          6,700            93,465
     Centrais Eletricas Brasileiras SA Sponsored ADR ................         13,300           132,335
    *CETIP SA .......................................................         15,046           206,035
    #Cia de Saneamento Basico do Estado de Sao Paulo ADR ............          9,010           488,883
     Cia de Saneamento de Minas Gerais-Copasa SA ....................         15,100           282,325
     Cia Energetica de Minas Gerais SA ..............................          5,162            70,446
    *Cia Hering SA ..................................................         25,050           561,011
     Cia Siderurgica Nacional SA Sponsored ADR ......................         55,000           514,800
     Cielo SA .......................................................         27,729           740,204
     Cosan SA Industria e Comercio ..................................         22,728           354,387
     CPFL Energia SA ................................................         14,100           180,844
     Cremer SA ......................................................          8,200            66,102
     Cyrela Brazil Realty SA Empreendimentos e Participacoes ........         47,800           421,523
     Drogasil SA ....................................................          8,014            50,459
     Duratex SA .....................................................         31,127           170,969
    *EcoRodovias Infraestrutura e Logistica SA ......................         21,100           159,155
    *Embraer SA .....................................................         42,200           290,043
     Embraer SA ADR .................................................         10,800           300,456
     Energias do Brazil SA ..........................................          7,400           159,995
     Equatorial Energia SA ..........................................          5,100            33,359
     Estacio Participacoes SA .......................................         14,700           172,956
     Eternit SA .....................................................         11,966            63,843
     Even Construtora e Incorporadora SA ............................         18,200            68,693
     EZ Tec Empreendimentos e Participacoes SA ......................          9,700            88,138
    *Fertilizantes Heringer SA ......................................          6,700            39,883
     Fibria Celulose SA Sponsored ADR ...............................         39,261           348,245
     Forjas Taurus SA ...............................................          2,402             2,490
     Gafisa SA ......................................................         24,200            89,648
    #Gafisa SA ADR ..................................................         37,200           276,768
    *General Shopping Brasil SA .....................................          5,100            35,647
     Gerdau SA ......................................................         63,700           489,386
     Gol Linhas Aereas Inteligentes SA ADR ..........................            100               802
     Grendene SA ....................................................         22,800           106,108
     Guararapes Confeccoes SA .......................................          1,600            80,892
     Helbor Empreendimentos SA ......................................         11,800           151,551
    *Hypermarcas SA .................................................         16,946            92,190
    *IdeiasNet SA ...................................................         28,500            44,820
     Iguatemi Empresa de Shopping Centers SA ........................          3,452            67,257

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Industrias Romi SA .............................................         16,700   $        62,351
     Iochpe-Maxion SA ...............................................          5,600            79,261
     Itau Unibanco Holding SA .......................................         18,948           311,339
    *JBS SA .........................................................         40,200           120,821
     JHSF Participacoes SA ..........................................         23,700            61,291
    *Kepler Weber SA ................................................        108,600            16,446
    *Kroton Educacional SA ..........................................          5,700            63,711
    *Light SA .......................................................          7,800           122,939
    *Localiza Rent a Car SA .........................................         20,200           303,203
     Lojas Americanas SA ............................................         19,295           150,035
     Lojas Renner SA ................................................         21,600           656,738
     LPS Brasil Consultoria de Imoveis SA ...........................          3,800            70,495
    *Lupatech SA ....................................................          2,000            10,601
     M. Dias Branco SA ..............................................         12,100           313,556
     Marfrig Alimentos SA ...........................................         18,091            78,082
     Marisa Lojas SA ................................................          9,600           132,019
     Metalfrio Solutions SA .........................................          3,700            13,728
     Minerva SA .....................................................         11,500            33,826
    *MMX Mineracao e Metalicos SA ...................................         30,313           134,010
    *MPX Energia SA .................................................          5,622           122,306
     MRV Engenharia e Participacoes SA ..............................         51,702           366,192
     Multiplan Empreendimentos Imobiliarios SA ......................          8,137           164,318
     Natura Cosmeticos SA ...........................................         16,000           312,200
     Obrascon Huarte Lain Brasil SA .................................          7,400           248,269
    *OGX Petroleo e Gas Participacoes SA ............................             75               628
     Paranapanema SA ................................................         28,600            65,301
     PDG Realty SA Empreendimentos e Participacoes ..................        164,599           726,715
     Petroleo Brasileiro SA ADR .....................................        180,797         4,883,327
    *Plascar Participacoes Industriais SA ...........................         42,200            59,483
     Porto Seguro SA ................................................         25,400           272,367
    *PortX Operacoes Portuarias SA ..................................         24,600            26,365
     Redecard SA ....................................................         43,739           727,094
    *Restoque Comercio e Confeccoes de Roupas SA ....................          6,000            95,058
     Rodobens Negocios Imobiliarios SA ..............................          5,000            32,021
     Rossi Residencial SA ...........................................         25,868           164,533
     Santos Brasil Participacoes SA .................................          8,100           120,072
     Sao Martinho SA ................................................         16,000           191,048
     SLC Agricola SA ................................................          8,300            82,427
    *Springs Global Participacoes SA ................................         16,200            33,969
     Sul America SA .................................................         46,682           380,395
     Tecnisa SA .....................................................         26,600           168,879
     Tegma Gestao Logistica SA ......................................          2,200            28,704
     Tele Norte Leste Participacoes SA ..............................          2,100            25,907
     Telefonica Brasil SA ...........................................          9,029           237,709
     Tim Participacoes SA ...........................................         20,300           104,406
    *Tim Participacoes SA ADR .......................................         11,346           295,450
    *Totvs SA .......................................................         18,800           313,178
     Tractebel Energia SA ...........................................          6,400           102,476
     Triunfo Participacoes e Investimentos SA .......................            600             3,474
     Ultrapar Participacoes SA ......................................         22,544           400,890
     Usinas Siderurgicas de Minas Gerais SA .........................         29,200           414,312
     Vale SA Sponsored ADR ..........................................        101,100         2,568,951
     Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
        Identificacao SA ............................................         10,340           122,862
    *Vanguarda Agro SA ..............................................        265,400            98,935
    *Viver Incorporadora e Construtora SA ...........................         36,653            50,811
     WEG Industrias SA ..............................................         54,571           615,368
                                                                                       ---------------
TOTAL BRAZIL ........................................................                       35,326,957
                                                                                       ---------------
CHILE -- (1.9%)
     AES Gener SA ...................................................        281,202           160,657
    *Aguas Andinas SA Series A ......................................        268,803           162,396

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHILE -- (Continued)
    #Banco de Chile SA Series F ADR .................................          5,293   $       429,209
     Banco de Credito e Inversiones SA ..............................          8,960           501,098
    #Banco Santander Chile SA ADR ...................................          3,500           285,880
     Besalco SA .....................................................         51,211            79,583
     CAP SA .........................................................          8,123           315,818
     Cencosud SA ....................................................        105,026           675,365
     Cia General de Electricidad SA .................................         42,429           200,909
     Colbun SA ......................................................      1,233,187           335,285
     Compania Sud Americana de Vapores SA ...........................        383,501           104,777
     Corpbanca SA ...................................................     28,243,755           409,173
     E.CL SA ........................................................         58,948           161,185
     Embotelladora Andina SA Series A ADR ...........................            400             9,200
     Embotelladora Andina SA Series B ADR ...........................          2,481            70,708
    #Empresa Nacional de Electricidad SA Sponsored ADR ..............         13,855           668,365
     Empresas CMPC SA ...............................................        167,610           696,337
     Empresas Copec SA ..............................................         39,812           610,299
    *Empresas Hites SA ..............................................         25,655            21,914
     Empresas Iansa SA ..............................................        944,131            82,418
     Empresas La Polar SA ...........................................         24,533            16,311
     Enersis SA Sponsored ADR .......................................         39,156           768,632
     ENTEL Chile SA .................................................         16,175           319,968
     Forus SA .......................................................         12,029            35,968
     Grupo Security SA ..............................................        135,206            48,301
     Inversiones Aguas Metropolitanas SA ............................         94,507           148,526
    #Lan Airlines SA Sponsored ADR ..................................         13,000           325,910
    *Madeco SA ......................................................      2,340,386            98,163
     Masisa SA ......................................................        792,630            82,943
     Multiexport Foods SA ...........................................         50,483            15,713
     Parque Arauco SA ...............................................         22,522            43,148
     PAZ Corp. SA ...................................................         23,268            14,838
     Ripley Corp. SA ................................................         91,129            96,508
     S.A.C.I. Falabella SA ..........................................         22,780           214,321
     Salfacorp SA ...................................................         28,322            87,772
     Sigdo Koppers SA ...............................................          7,203            12,870
     Sociedad Quimica y Minera de Chile SA Sponsored ADR ............          5,800           339,300
     Socovesa SA ....................................................        132,554            64,060
    *Sonda SA .......................................................         72,023           175,813
                                                                                       ---------------
TOTAL CHILE .........................................................                        8,889,641
                                                                                       ---------------
CHINA -- (13.1%)
   #*361 Degrees International, Ltd. ................................        152,000            73,314
    *A8 Digital Music Holdings, Ltd. ................................         88,000            12,934
    #Agile Property Holdings, Ltd. ..................................        300,000           269,658
     Air China, Ltd. Series H .......................................        190,000           147,397
    #Ajisen China Holdings, Ltd. ....................................         91,000           129,173
    #Alibaba.com, Ltd. ..............................................        121,500           142,688
    #Aluminum Corp. of China, Ltd. ADR ..............................         23,895           317,565
     AMVIG Holdings, Ltd. ...........................................         98,000            61,147
     Angang Steel Co., Ltd. Series H ................................        218,000           133,006
    #Anhui Conch Cement Co., Ltd. Series H ..........................         99,000           356,253
     Anhui Expressway Co., Ltd. Series H ............................        134,000            83,145
     Anhui Tianda Oil Pipe Co., Ltd. Series H .......................         68,000            11,941
    #Anta Sports Products, Ltd. .....................................         67,000            61,015
     Anton Oilfield Services Group ..................................        166,000            22,519
     Asia Cement China Holdings Corp. ...............................        122,000            57,695
    *Asia Energy Logistics Group, Ltd. ..............................      1,900,000            28,975
     Asian Citrus Holdings, Ltd. ....................................         45,000            30,955
    *AVIC International Holding HK, Ltd. ............................        642,000            21,609
     Bank of China, Ltd. Series H ...................................      7,228,356         2,572,636
     Bank of Communications Co., Ltd. Series H ......................        810,580           557,090
     Baoye Group Co., Ltd. Series H .................................         12,000             5,886

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
   #*BaWang International Group Holding, Ltd. .......................         70,000   $         8,052
     BBMG Corp. Series H ............................................        130,141           113,645
     Beijing Capital International Airport Co., Ltd. Series H .......        388,000           172,751
     Beijing Capital Land, Ltd. Series H ............................        330,000            83,797
   #*Beijing Enterprises Water Group, Ltd. ..........................        322,000            78,152
     Beijing Jingkelong Co., Ltd. Series H ..........................         46,000            44,809
     Beijing North Star Co., Ltd. Series H ..........................        320,000            50,910
    *Beijing Properties Holdings, Ltd. ..............................        276,000            16,496
     Belle International Holdings, Ltd. .............................        255,000           496,226
     Bosideng International Holdings, Ltd. ..........................        416,000           114,681
   #*Brilliance China Automotive Holdings, Ltd. .....................        554,000           597,412
   #*BYD Co., Ltd. Series H .........................................         76,500           184,491
    *BYD Electronic International Co., Ltd. .........................        253,500            92,040
     C C Land Holdings, Ltd. ........................................        253,000            60,822
    #C.P. Pokphand Co., Ltd. ........................................        646,000            70,089
     Central China Real Estate, Ltd. ................................         86,194            19,354
     Centron Telecom International Holdings, Ltd. ...................        131,000            18,544
    #Chaoda Modern Agriculture Holdings, Ltd. .......................        600,243            84,990
     China Aerospace International Holdings, Ltd. ...................        432,000            37,202
     China Agri-Industries Holdings, Ltd. ...........................        299,000           238,363
     China Aoyuan Property Group, Ltd. ..............................        297,000            34,921
     China Automation Group, Ltd. ...................................        105,000            36,717
     China BlueChemical, Ltd. Series H ..............................        285,143           224,535
     China Chengtong Development Group, Ltd. ........................         62,784             2,995
    *China Citic Bank Corp., Ltd. Series H ..........................      1,038,000           555,024
     China Coal Energy Co., Ltd. Series H ...........................        571,000           711,197
     China Communications Services Corp., Ltd. Series H .............        424,000           193,927
     China Construction Bank Corp. Series H .........................      5,001,990         3,675,138
    #China COSCO Holdings Co., Ltd. Series H ........................        362,500           188,600
    #China Dongxiang Group Co., Ltd. ................................        556,000            99,460
   #*China Eastern Airlines Corp., Ltd. Series H ....................        148,000            58,229
    *China Energine International Holdings, Ltd. ....................        270,000            10,912
    #China Everbright International, Ltd. ...........................        297,000            86,120
     China Everbright, Ltd. .........................................        198,000           294,053
     China Gas Holdings, Ltd. .......................................        420,000           121,062
     China Glass Holdings, Ltd. .....................................        106,000            19,776
    *China Grand Forestry Green Resources Group, Ltd. ...............      1,520,000             9,492
     China Green Holdings, Ltd. .....................................        144,000            44,644
     China Haidian Holdings, Ltd. ...................................        580,000            60,469
   #*China High Precision Automation Group, Ltd. ....................         73,000            25,747
     China High Speed Transmission Equipment Group Co., Ltd. ........        259,993           163,996
    #China Huiyuan Juice Group, Ltd. ................................        123,500            38,601
     China Life Insurance Co., Ltd. .................................         22,000            56,605
    #China Life Insurance Co., Ltd. ADR .............................         32,281         1,250,889
     China Longyuan Power Group Corp. Series H ......................        226,000           187,390
   #*China Lumena New Materials Corp. ...............................        320,000            70,027
     China Mengniu Dairy Co., Ltd. ..................................        143,000           453,846
    #China Merchants Bank Co., Ltd. Series H ........................        505,695         1,021,081
     China Merchants Holdings International Co., Ltd. ...............        163,216           507,777
    #China Metal Recycling Holdings, Ltd. ...........................         96,981           106,531
    *China Mining Resources Group, Ltd. .............................      1,034,000            15,040
    #China Minsheng Banking Corp., Ltd. Series H ....................        645,000           522,970
    #China Mobile, Ltd. Sponsored ADR ...............................        119,785         5,696,975
    #China Molybdenum Co., Ltd. Series H ............................        186,000            92,131
    #China National Building Material Co., Ltd. Series H ............        344,000           440,632
    #China National Materials Co., Ltd. Series H ....................        220,000           110,763
    *China Nickel Resources Holding Co., Ltd. .......................         40,000             3,497
    *China Oil & Gas Group, Ltd. ....................................        860,000            57,709
     China Oilfield Services, Ltd. Series H .........................        124,000           205,605
     China Pacific Insurance Group Co., Ltd. Series H ...............        178,000           543,970
     China Power International Development, Ltd. ....................        377,000            80,254

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
   #*China Power New Energy Development Co., Ltd. ...................        820,000   $        34,217
   #*China Precious Metal Resources Holdings Co., Ltd. ..............        484,000            94,118
    *China Properties Group, Ltd. ...................................        128,000            32,355
   #*China Qinfa Group, Ltd. ........................................        144,000            27,989
     China Railway Construction Corp., Ltd. Series H ................        386,500           230,333
    #China Railway Group, Ltd. Series H .............................        294,000            97,613
   #*China Rare Earth Holdings, Ltd. ................................        328,000            71,200
    *China Renewable Energy Investment, Ltd. ........................         30,330             1,354
    #China Resources Cement Holdings, Ltd. ..........................        218,000           172,161
   #*China Resources Gas Group, Ltd. ................................        100,000           145,295
    #China Resources Land, Ltd. .....................................        330,000           483,020
    China Resources Microelectronics, Ltd. ..........................        675,000            41,271
    China Resources Power Holdings Co., Ltd. ........................        124,000           220,547
   #China Shanshui Cement Group, Ltd. ...............................        254,790           196,123
     China Shenhua Energy Co., Ltd. Series H ........................        286,384         1,310,147
    *China Shipping Container Lines Co., Ltd. Series H ..............        667,000           125,698
     China Shipping Development Co., Ltd. Series H ..................        237,654           167,417
   #*China Singyes Solar Technologies Holdings, Ltd. ................         50,000            27,212
    #China South City Holdings, Ltd. ................................        276,000            38,761
   #*China Southern Airlines Co., Ltd. ADR ..........................          3,777           103,981
     China Starch Holdings, Ltd. ....................................        395,000            14,730
    #China State Construction International Holdings, Ltd. ..........        307,919           237,155
     China Sunshine Paper Holdings Co., Ltd. ........................         11,500             1,837
    *China Taiping Insurance Holdings Co., Ltd. .....................        118,200           254,519
     China Telecom Corp., Ltd. ADR ..................................          8,585           524,543
     China Telecom Corp., Ltd. Series H .............................         82,000            50,524
     China Travel International Investment Hong Kong, Ltd. ..........        491,492            74,219
     China Unicom Hong Kong, Ltd. ...................................        134,000           269,423
     China Unicom Hong Kong, Ltd. ADR ...............................         77,255         1,553,598
   #*China Vanadium Titano - Magnetite Mining Co., Ltd. .............        140,000            28,878
    #China Water Affairs Group, Ltd. ................................        272,000            78,126
     China Wireless Technologies, Ltd. ..............................        356,000            59,562
    #China Yurun Food Group, Ltd. ...................................        172,000           295,948
    #China Zhongwang Holdings, Ltd. .................................        341,518           112,514
    *Chinasoft International, Ltd. ..................................         50,000            13,057
    *Chongqing Iron & Steel Co., Ltd. Series H ......................        190,000            32,536
     Chongqing Machinery & Electric Co., Ltd. Series H. .............        200,000            39,113
    #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. .....         32,000             7,766
    *Citic 21CN Co., Ltd. ...........................................        240,000            19,299
    #Citic Pacific, Ltd. ............................................        209,433           378,502
    *CITIC Resources Holdings, Ltd. .................................        588,000            83,862
    *CNNC International, Ltd. .......................................         17,000             4,798
     CNOOC, Ltd. ....................................................        124,000           234,405
    #CNOOC, Ltd. ADR ................................................         10,720         2,021,899
    #Comba Telecom Systems Holdings, Ltd. ...........................        164,345           138,558
   #*Comtec Solar Systems Group, Ltd. ...............................        104,000            19,118
    #COSCO International Holdings, Ltd. .............................        150,000            63,708
     COSCO Pacific, Ltd. ............................................        325,813           452,520
    *Coslight Technology International Group, Ltd. ..................          4,000             1,161
    #Country Garden Holdings Co., Ltd. ..............................        720,000           285,075
     CPMC Holdings, Ltd. ............................................         30,000            13,281
    #CSR Corp., Ltd. Series H .......................................        159,676            95,496
     DaChan Food Asia, Ltd. .........................................         57,000            11,178
     Dalian Port (PDA) Co., Ltd. Series H ...........................        254,000            65,260
     Daphne International Holdings, Ltd. ............................        150,000           156,904
    #Datang International Power Generation Co., Ltd. Series H .......        284,000            73,190
     Digital China Holdings, Ltd. ...................................        126,000           199,776
    #Dongfang Electric Co., Ltd. Series H ...........................         33,400           103,069
     Dongyue Group Co., Ltd. ........................................        126,000            96,460
     Embry Holdings, Ltd. ...........................................         14,000             7,676
     ENN Energy Holdings, Ltd. ......................................        114,000           411,942

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    #Evergrande Real Estate Group, Ltd. .............................        597,000   $       258,184
     Fantasia Holdings Group Co., Ltd. ..............................        136,500            14,206
     First Tractor Co., Ltd. Series H ...............................        114,000           103,307
    #Fosun International, Ltd. ......................................        333,500           188,898
     Franshion Properties China, Ltd. ...............................        779,120           160,024
    #Fufeng Group, Ltd. .............................................        153,000            82,248
    #GCL-Poly Energy Holdings, Ltd. .................................        888,000           286,643
    #Geely Automobile Holdings, Ltd. ................................        710,000           181,531
     Global Bio-Chem Technology Group Co., Ltd. .....................        368,800            84,402
    *Global Sweeteners Holdings, Ltd. ...............................        144,000            17,360
   #*Glorious Property Holdings, Ltd. ...............................        371,000            57,620
    #Golden Eagle Retail Group, Ltd. ................................         91,000           230,550
     Goldlion Holdings, Ltd. ........................................         61,152            23,488
    #GOME Electrical Appliances Holding, Ltd. .......................      1,537,940           473,475
    #Good Friend International Holdings, Inc. .......................         22,000            11,647
    *Goodtop Tin International Holdings, Ltd. .......................        230,000            25,567
    #Great Wall Motor Co., Ltd. Series H ............................        274,000           369,302
     Great Wall Technology Co., Ltd. Series H .......................         83,300            19,787
     Greentown China Holdings, Ltd. .................................        134,000            85,602
    #Guangdong Investment, Ltd. .....................................        424,000           254,160
     Guangshen Railway Co., Ltd. Sponsored ADR ......................          5,762            99,337
     Guangzhou Automobile Group Co., Ltd. Series H ..................        189,740           189,297
    *Guangzhou Investment Co., Ltd. .................................      1,110,400           171,378
    #Guangzhou R&F Properties Co., Ltd. Series H ....................        178,400           172,226
     Guangzhou Shipyard International Co., Ltd. Series H ............         41,600            34,995
    *Haier Electronics Group Co., Ltd. ..............................        154,000           146,423
     Hainan Meilan International Airport Co., Ltd. Series H .........         26,000            18,288
    #Haitian International Holdings, Ltd. ...........................         75,000            66,637
    #Heng Tai Consumables Group, Ltd. ...............................        826,503            51,419
     Hengan International Group Co., Ltd. ...........................         46,500           402,486
    #Hengdeli Holdings, Ltd. ........................................        292,000           130,909
    *Hi Sun Technology (China), Ltd. ................................        273,000            78,512
    #Hidili Industry International Development, Ltd. ................        219,000            91,445
    *Hisense Kelon Electrical Holdings Co., Ltd. Series H ...........         72,000            15,576
    *HKC Holdings, Ltd. .............................................        532,098            21,644
    *Honghua Group, Ltd. ............................................        256,000            26,045
    #Hopewell Highway Infrastructure, Ltd. ..........................        135,972            74,652
    #Hopson Development Holdings, Ltd. ..............................        121,000            75,438
   #*Huadian Power International Corp. Series H .....................        310,000            48,096
    #Huaneng Power International, Inc. ADR ..........................          6,358           114,253
    *Hunan Non-Ferrous Metal Corp., Ltd. Series H ...................        310,000            86,408
     Huscoke Resources Holdings, Ltd. ...............................        668,000            15,569
     Industrial & Commercial Bank of China, Ltd. Series H ...........      6,320,017         3,938,629
    *Interchina Holdings Co., Ltd. ..................................        410,000            21,152
    #International Mining Machinery Holdings, Ltd. ..................         85,000            85,464
    #Intime Department Store Group Co., Ltd. ........................        109,500           157,977
    #Jiangsu Express Co., Ltd. Series H .............................        138,000           118,067
     Jiangxi Copper Co., Ltd. Series H ..............................        119,000           286,450
    #Jingwei Textile Machinery Co., Ltd. Series H ...................         50,000            28,245
     Ju Teng International Holdings, Ltd. ...........................        250,000            47,674
    *Kai Yuan Holdings, Ltd. ........................................      1,320,000            30,402
   #*Kaisa Group Holdings, Ltd. .....................................        157,000            32,481
     Kingboard Chemical Holdings, Ltd. ..............................        120,500           407,007
     Kingboard Laminates Holdings, Ltd. .............................        149,973            80,544
    #Kingdee International Software Group Co., Ltd. .................        258,000           103,533
     Kingsoft Corp., Ltd. ...........................................        133,000            58,595
    #KWG Property Holding, Ltd. .....................................        295,330           127,382
     Lai Fung Holdings, Ltd. ........................................        550,000            16,135
     Le Saunda Holdings, Ltd. .......................................         84,000            33,035
     Lee & Man Paper Manufacturing, Ltd. ............................        314,000           128,379
     Lenovo Group, Ltd. .............................................        752,000           505,573

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    #Li Ning Co., Ltd. ..............................................        105,000   $        99,432
     Lianhua Supermarket Holdings Co., Ltd. Series H ................         49,200            79,165
     Lingbao Gold Co., Ltd. Series H ................................         72,000            32,342
     Little Sheep Group, Ltd. .......................................         61,000            39,357
     LK Technology Holdings, Ltd. ...................................         17,500             5,302
    #Longfor Properties Co., Ltd. ...................................        157,000           200,431
    #Lonking Holdings, Ltd. .........................................        293,000           115,570
     Loudong General Nice Resources China Holdings, Ltd. ............        333,000            31,344
    #Maanshan Iron & Steel Co., Ltd. Series H .......................        360,000           107,636
    *Maoye International Holdings, Ltd. .............................        202,000            55,493
    *Media China Corp., Ltd. ........................................         60,000               862
     Metallurgical Corp. of China, Ltd. Series H ....................        279,000            60,541
     MIN XIN Holdings, Ltd. .........................................         44,000            20,979
   #*Mingfa Group International Co., Ltd. ...........................        170,000            48,053
    #Minmetals Land, Ltd. ...........................................        347,644            43,242
    *Minmetals Resources, Ltd. ......................................        236,000           120,904
    #Minth Group, Ltd. ..............................................         92,000            95,339
    *Nan Hai Corp, Ltd. .............................................      6,200,000            26,952
     NetDragon Websoft, Inc. ........................................         25,000            12,618
     New World China Land, Ltd. .....................................        332,793            75,506
     New World Department Store China, Ltd. .........................        101,000            65,915
    *Oriental Ginza Holdings, Ltd. ..................................         57,000             2,926
     Parkson Retail Group, Ltd. .....................................         96,000           121,543
     PCD Stores Group, Ltd. .........................................        462,000            69,058
   #*Peak Sport Products Co., Ltd. ..................................        199,000            58,258
    *PetroAsian Energy Holdings, Ltd. ...............................      1,056,000            33,427
     Phoenix Satellite Television Holdings, Ltd. ....................         24,000             7,162
     PICC Property & Casualty Co., Ltd. Series H ....................        216,000           297,917
     Ping An Insurance Group Co. of China, Ltd. Series H ............        111,500           826,224
    #Poly Hong Kong Investment, Ltd. ................................        426,111           214,258
     Ports Design, Ltd. .............................................         48,500            86,484
    *Pou Sheng International Holdings, Ltd. .........................        364,687            56,358
     Powerlong Real Estate Holdings, Ltd. ...........................         30,000             4,490
     Prosperity International Holdings HK, Ltd. .....................        280,000            16,209
     Qin Jia Yuan Media Services Co., Ltd. ..........................         62,000             3,475
     Qingling Motors Co., Ltd. Series H .............................        216,000            59,681
     Qunxing Paper Holdings Co., Ltd. ...............................        124,416            32,889
    #Real Nutriceutical Group, Ltd. .................................        141,000            52,635
     Regent Manner International, Ltd. ..............................        151,000            36,527
    #Renhe Commercial Holdings Co., Ltd. ............................      1,396,570           195,700
    *Richly Field China Development, Ltd. ...........................        150,000             2,935
     Road King Infrastructure, Ltd. .................................         32,000            17,809
     Samson Holding, Ltd. ...........................................        239,000            24,436
    *Sany Heavy Equipment International Holdings Co., Ltd. ..........         28,000            24,668
    *Semiconductor Manufacturing International Corp. ................      1,508,000            80,821
    *Semiconductor Manufacturing International Corp. ADR ............          5,657            14,991
     Shandong Chenming Paper Holdings, Ltd. Series H ................         94,000            41,127
     Shandong Molong Petroleum Machinery Co., Ltd. Series H .........         23,200            14,008
     Shanghai Electric Group Co., Ltd. Series H .....................        262,000           115,614
    *Shanghai Industrial Urban Development Group, Ltd. ..............        154,000            28,474
     Shanghai Jin Jiang International Hotels Group Co., Ltd.
        Series H ....................................................        332,000            42,692
     Shanghai Prime Machinery Co., Ltd. Series H ....................        302,000            49,841
     Shengli Oil & Gas Pipe Holdings, Ltd. ..........................        144,000            14,099
     Shenguan Holdings Group, Ltd. ..................................        120,000            65,233
     Shenji Group Kunming Machine Tool Co., Ltd. ....................          6,000             1,810
     Shenzhen Expressway Co., Ltd. Series H .........................        186,000            78,549
     Shenzhen International Holdings, Ltd. ..........................      1,530,000            99,306
     Shenzhen Investment, Ltd. ......................................        370,000            79,491
     Shenzhou International Group, Ltd. .............................         62,000            79,126
    #Shimao Property Holdings, Ltd. .................................        309,856           303,303
     Shougang Concord International Enterprises Co., Ltd. ...........      1,080,000            75,069

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Shougang Fushan Resources Group, Ltd. ..........................        662,000   $       269,748
    #Shui On Land, Ltd. .............................................        615,572           193,336
     Sichuan Expressway Co., Ltd. Series H ..........................        162,000            72,016
     Silver Grant International Industries, Ltd. ....................        352,000            82,091
    #SIM Technology Group, Ltd. .....................................        140,000            11,446
    *Sino Oil & Gas Holdings, Ltd. ..................................      1,720,000            64,543
    *Sino Prosper State Gold Resources Holdings, Ltd. ...............      1,340,000            23,025
    *Sino Union Energy Investment Group, Ltd. .......................        780,000            53,701
     Sinofert Holdings, Ltd. ........................................        438,000           140,983
    *Sinolink Worldwide Holdings, Ltd. ..............................        362,000            28,041
     SinoMedia Holding, Ltd. ........................................         66,644            21,466
    #Sino-Ocean Land Holdings, Ltd. .................................        723,275           323,641
    #Sinopharm Group Co., Ltd. Series H .............................         48,000           129,126
     Sinotrans Shipping, Ltd. .......................................        276,173            69,632
     Sinotrans, Ltd. Series H .......................................        413,000            84,679
     Sinotruk Hong Kong, Ltd. .......................................        135,000            79,560
     Skyworth Digital Holdings, Ltd. ................................        310,193           164,302
     Soho China, Ltd. ...............................................        395,912           280,766
    #Solargiga Energy Holdings, Ltd. ................................        106,000            13,419
    #Sparkle Roll Group, Ltd. .......................................        176,000            17,330
     SPG Land Holdings, Ltd. ........................................         53,000            10,932
     SRE Group, Ltd. ................................................        776,000            39,999
     Sunny Optical Technology Group Co., Ltd. .......................         62,000            14,581
     TCC International Holdings, Ltd. ...............................        211,795            97,533
    *TCL Communication Technology Holdings, Ltd. ....................        138,000            69,100
    *TCL Multimedia Technology Holdings, Ltd. .......................        108,000            32,854
    #Tencent Holdings, Ltd. .........................................         48,400         1,113,873
     Texhong Textile Group, Ltd. ....................................         50,000            14,527
     Tian An China Investments Co., Ltd. ............................        144,000            76,056
     Tiangong International Co., Ltd. ...............................        232,000            41,096
     Tianjin Capital Environmental Protection Group Co., Ltd. Series H       126,000            35,090
   #*Tianjin Development Holdings, Ltd. .............................        104,000            47,865
     Tianjin Port Development Holdings, Ltd. ........................        342,000            48,591
     Tianneng Power International, Ltd. .............................        114,000            53,390
    #Tingyi (Cayman Islands) Holding Corp. ..........................        122,000           346,215
     Tomson Group, Ltd. .............................................         66,969            16,313
     Towngas China Co., Ltd. ........................................        115,000            62,157
     TPV Technology, Ltd. ...........................................        195,412            55,809
     Travelsky Technology, Ltd. Series H ............................         79,500            39,175
     Truly International Holdings, Ltd. .............................        267,140            39,786
    #Uni-President China Holdings, Ltd. .............................        196,639           116,874
   #*United Energy Group, Ltd. ......................................        716,000            94,911
     Vinda International Holdings, Ltd. .............................        125,000           141,742
   #*VODone, Ltd. ...................................................        454,000            66,203
     Want Want China Holdings, Ltd. .................................        365,000           336,551
     Wasion Group Holdings, Ltd. ....................................        114,000            42,461
    #Weichai Power Co., Ltd. Series H ...............................         54,400           273,044
     Weiqiao Textile Co., Ltd. Series H .............................        116,500            63,709
    #Welling Holding, Ltd. ..........................................        152,800            26,786
   #*West China Cement, Ltd. ........................................        384,000            71,659
     Wumart Stores, Inc. Series H ...................................         24,000            48,193
     Xiamen International Port Co., Ltd. Series H ...................        194,000            28,104
     Xingda International Holdings, Ltd. ............................        150,000            86,502
     Xinhua Winshare Publishing & Media Co., Ltd. Series H ..........         26,897            11,848
    *Xinjiang Goldwind Science & Technology Co., Ltd. Series H ......         55,600            35,644
     Xinjiang Xinxin Mining Industry Co., Ltd. Series H .............        194,000            64,254
    *Xiwang Sugar Holdings Co., Ltd. ................................        114,296            21,704
    #XTEP International Holdings, Ltd. ..............................        137,500            53,401
    #Yanzhou Coal Mining Co., Ltd. Sponsored ADR ....................         16,700           412,490
     Yingde Gases Group Co., Ltd. ...................................        159,500           170,097
     Yip's Chemical Holdings, Ltd. ..................................         54,000            47,003

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    #Yuexiu Transport Infrastructure, Ltd. ..........................        210,752   $        90,979
     Zhaojin Mining Industry Co., Ltd. Series H .....................         74,500           133,202
     Zhejiang Expressway Co., Ltd. Series H .........................        232,000           154,654
    *Zhong An Real Estate, Ltd. .....................................        151,000            20,632
    #Zhongsheng Group Holdings, Ltd. ................................         33,000            58,346
     Zhuzhou CSR Times Electric Co., Ltd. Series H ..................         37,750            88,479
    #Zijin Mining Group Co., Ltd. Series H ..........................        334,000           141,738
     ZTE Corp. Series H .............................................         55,600           157,826
                                                                                       ---------------
TOTAL CHINA .........................................................                       61,432,924
                                                                                       ---------------
COLOMBIA -- (0.3%)
    #Bancolombia SA Sponsored ADR ...................................          9,800           611,324
    #Ecopetrol SA Sponsored ADR .....................................         15,898           676,301
                                                                                       ---------------
TOTAL COLOMBIA ......................................................                        1,287,625
                                                                                       ---------------
CZECH REPUBLIC -- (0.4%)
     CEZ A.S. .......................................................         15,822           669,048
     Komercni Banka A.S. ............................................          1,447           276,858
     New World Resources P.L.C. Series A ............................            410             3,406
     Pegas Nonwovens SA .............................................          1,253            29,595
     Telefonica Czech Republic A.S. .................................         27,731           583,957
    *Unipetrol A.S. .................................................         17,775           172,536
                                                                                       ---------------
TOTAL CZECH REPUBLIC ................................................                        1,735,400
                                                                                       ---------------
EGYPT -- (0.1%)
     Commercial International Bank Egypt S.A.E. Sponsored GDR .......         29,595           129,935
    *Egyptian Financial Group-Hermes Holding GDR ....................          1,286             5,294
     Orascom Construction Industries GDR ............................          5,428           222,452
    *Orascom Telecom Holding S.A.E. GDR .............................         27,246            74,786
                                                                                       ---------------
TOTAL EGYPT .........................................................                          432,467
                                                                                       ---------------
HUNGARY -- (0.3%)
    *Danubius Hotel & Spa P.L.C. ....................................          1,913            26,629
     EMASZ NYRT .....................................................            285            19,486
   #*FHB Mortgage Bank NYRT .........................................         13,977            31,732
     Magyar Telekom Telecommunications P.L.C. .......................         68,342           157,877
    *MOL Hungarian Oil & Gas P.L.C. .................................          3,701           286,489
     OTP Bank P.L.C. ................................................         42,435           665,390
    *PannErgy P.L.C. ................................................         11,081            32,618
                                                                                       ---------------
TOTAL HUNGARY .......................................................                        1,220,221
                                                                                       ---------------
INDIA -- (8.3%)
    *3M India, Ltd. .................................................            150            13,240
     Aban Offshore, Ltd. ............................................          1,084             9,527
     ABG Shipyard, Ltd. .............................................          1,954            17,263
     ACC, Ltd. ......................................................         13,733           335,607
     Adani Enterprises, Ltd. ........................................         22,557           220,318
    *Adani Power, Ltd. ..............................................         60,481           108,393
     Adhunik Metaliks, Ltd. .........................................          9,397             9,504
     Aditya Birla Nuvo, Ltd. ........................................         12,147           224,976
     AIA Engineering, Ltd. ..........................................          8,680            55,242
     Ajmera Realty & Infra India, Ltd. ..............................            865             2,064
     Akzo Nobel India, Ltd. .........................................          3,700            62,868
     Allahabad Bank, Ltd. ...........................................         31,232            95,773
     Alok Industries, Ltd. ..........................................        110,269            47,343
     Amara Raja Batteries, Ltd. .....................................          2,460            10,239
     Ambuja Cements, Ltd. ...........................................         54,114           171,606
     Amtek Auto, Ltd. ...............................................         41,508           108,174
    *Andhra Bank, Ltd. ..............................................         46,000           111,824
     Ansal Properties & Infrastructure, Ltd. ........................          1,164               864

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Apollo Tyres, Ltd. .............................................         83,203   $        97,376
    *Arvind, Ltd. ...................................................         76,622           171,464
     Asea Brown Boveri India, Ltd. ..................................          4,311            62,693
    *Ashok Leyland, Ltd. ............................................        198,431           110,651
     Asian Hotels East, Ltd. ........................................          2,150            12,920
     Asian Hotels West, Ltd. ........................................          2,150             6,730
     Asian Hotels, Ltd. .............................................            263               953
     Asian Paints, Ltd. .............................................          4,158           268,653
     Axis Bank, Ltd. ................................................         31,702           749,261
     Bajaj Auto, Ltd. ...............................................         12,041           426,554
     Bajaj Electricals, Ltd. ........................................          7,154            28,562
     Bajaj Finance, Ltd. ............................................            432             6,022
     Bajaj Finserv, Ltd. ............................................         10,260           113,597
     Bajaj Hindusthan, Ltd. .........................................        115,200            89,903
     Bajaj Holdings & Investment, Ltd. ..............................         12,396           188,053
     Ballarpur Industries, Ltd. .....................................        101,088            61,028
     Balrampur Chini Mills, Ltd. ....................................         20,941            22,861
     Bank of Baroda .................................................          7,107           111,927
     Bank of India ..................................................          7,760            52,609
     Bank of Maharashtra, Ltd. ......................................         77,935            81,784
     Bannari Amman Sugars, Ltd. .....................................            894            10,846
     BASF India, Ltd. ...............................................          3,468            42,490
     Bata India, Ltd. ...............................................          3,937            58,317
     BEML, Ltd. .....................................................          5,814            62,821
     Berger Paints India, Ltd. ......................................         31,183            63,810
     BGR Energy Systems, Ltd. .......................................          7,400            49,823
     Bharat Forge, Ltd. .............................................         13,776            84,365
     Bharat Petroleum Corp., Ltd. ...................................          8,856           113,320
     Bharti Airtel, Ltd. ............................................        119,901           958,978
     Bhushan Steel, Ltd. ............................................         22,712           157,997
     Birla Corp., Ltd. ..............................................          8,155            53,668
     Blue Dart Express, Ltd. ........................................            149             4,904
     Blue Star, Ltd. ................................................          2,815            11,924
     Bombay Rayon Fashions, Ltd. ....................................         19,914           118,008
     Bosch, Ltd. ....................................................          1,679           239,366
     Britannia Industries, Ltd. .....................................         15,034           144,996
    *Cairn India, Ltd. ..............................................         48,030           292,640
     Canara Bank ....................................................         12,471           119,504
     Carborundum Universal, Ltd. ....................................         40,242           129,673
     Central Bank of India ..........................................         39,375            87,319
     Century Plyboards India, Ltd. ..................................          6,270             7,700
     Century Textiles & Industries, Ltd. ............................          8,495            55,887
     CESC, Ltd. .....................................................          9,148            51,470
     Chambal Fertilizers & Chemicals, Ltd. ..........................         56,893           104,882
     Chettinad Cement Corp., Ltd. ...................................            800             7,707
     Clariant Chemicals (India), Ltd. ...............................          2,677            36,397
     CMC, Ltd. ......................................................            814            13,364
     Colgate-Palmolive (India), Ltd. ................................          5,652           115,736
     Container Corp. of India .......................................          7,402           145,954
     Core Education & Technologies, Ltd. ............................          2,929            16,909
    *Coromandel International, Ltd. .................................         25,466           173,833
     Corporation Bank ...............................................         10,377            90,423
     Crisil, Ltd. ...................................................          5,150            93,134
     Crompton Greaves, Ltd. .........................................         14,834            42,374
     Cummins India, Ltd. ............................................         11,883            97,015
     Dabur India, Ltd. ..............................................         22,724            46,902
     Dalmia Bharat Enterprises, Ltd. ................................         25,540            55,795
     Dalmia Cement (Bharat), Ltd. ...................................         25,539             8,889
     DCM Shriram Consolidated, Ltd. .................................         39,728            37,990
    *Dish TV (India), Ltd. ..........................................         23,545            36,474
     DLF, Ltd. ......................................................         40,108           197,130

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    *Dredging Corp. of India, Ltd. ..................................          1,644   $         7,755
     E.I.D. - Parry (India), Ltd. ...................................         29,524           134,431
     eClerx Services, Ltd. ..........................................          3,013            46,339
     Edelweiss Financial Services, Ltd. .............................         62,230            33,836
     Educomp Solutions, Ltd. ........................................          5,477            30,257
     Eicher Motors, Ltd. ............................................          4,651           161,249
     EIH, Ltd. ......................................................         45,901            88,055
     Electrosteel Casings, Ltd. .....................................         17,278             9,315
     Emami, Ltd. ....................................................          4,388            36,062
    *Engineers India, Ltd. ..........................................          4,897            24,248
    *Essar Oil, Ltd. ................................................         80,351           142,702
    *Essar Ports, Ltd. ..............................................         20,068            32,860
    *Essar Shipping, Ltd. ...........................................         10,034            17,484
     Everest Kanto Cylinder, Ltd. ...................................          9,453            11,905
     Exide Industries, Ltd. .........................................         33,529            83,077
     FAG Bearings (India), Ltd. .....................................          4,636           121,985
     Federal Bank, Ltd. .............................................         32,614           276,236
    *Federal-Mogul Goetze (India), Ltd. .............................          2,252            10,634
     Financial Technologies (India), Ltd. ...........................          6,151            92,076
     Finolex Cables, Ltd. ...........................................         50,719            38,661
     Finolex Industries, Ltd. .......................................          5,539             7,320
     GAIL India, Ltd. ...............................................         57,700           497,642
     Gammon India, Ltd. .............................................         37,375            49,719
    *Gammon Infrastructure Projects, Ltd. ...........................         54,930            15,460
     Gateway Distriparks, Ltd. ......................................          1,573             4,792
     Geodesic, Ltd. .................................................         28,632            34,506
     Gillette India, Ltd. ...........................................          1,800            82,068
     Gitanjali Gems, Ltd. ...........................................         19,770           139,502
    *GlaxoSmithKline Consumer Healthcare, Ltd. ......................          3,696           178,870
    *GMR Infrastructure, Ltd. .......................................         70,439            39,664
     Godrej Consumer Products, Ltd. .................................         15,516           139,140
     Godrej Industries, Ltd. ........................................         17,131            70,964
    *Godrej Properties, Ltd. ........................................            278             3,949
     Gokul Refoils & Solvent, Ltd. ..................................         24,377            45,900
     Grasim Industries, Ltd. ........................................          7,413           376,506
     Great Eastern Shipping Co., Ltd. ...............................          9,960            47,632
     Great Offshore, Ltd. ...........................................          8,569            22,606
     Greaves Cotton, Ltd. ...........................................         30,467            55,348
     Gruh Finance, Ltd. .............................................          2,190            24,574
     Gujarat Alkalies & Chemicals, Ltd. .............................         17,941            51,990
     Gujarat Ambuja Exports, Ltd. ...................................         34,412            16,427
     Gujarat Fluorochemicals, Ltd. ..................................         13,689           149,238
     Gujarat Gas Co., Ltd. ..........................................         14,766           129,011
     Gujarat Mineral Development Corp., Ltd. ........................         13,253            47,556
     Gujarat Narmada Valley Fertilizers Co., Ltd. ...................         14,377            27,382
     Gujarat State Fertilizers & Chemicals, Ltd. ....................          7,210            69,958
     Gujarat State Petronet, Ltd. ...................................         24,099            49,155
    *GVK Power & Infrastructure, Ltd. ...............................        119,621            34,846
     Havells India, Ltd. ............................................          7,189            52,487
     HCL Infosystems, Ltd. ..........................................         14,770            19,715
     HCL Technologies, Ltd. .........................................         22,513           203,285
     HDFC Bank, Ltd. ................................................         67,127           667,950
     HEG, Ltd. ......................................................          2,331             9,845
    *HeidelbergCement India, Ltd. ...................................         46,000            31,860
     Hero Honda Motors, Ltd. Series B ...............................         11,263           500,916
     Hexaware Technologies, Ltd. ....................................        103,216           188,135
     Hikal, Ltd. ....................................................          3,376            20,704
    *Himachal Futuristic Communications, Ltd. .......................        164,489            44,203
     Himadri Chemicals & Industries, Ltd. ...........................         22,360            24,422
     Hindalco Industries, Ltd. ......................................        242,546           672,278
     Hindustan Construction Co., Ltd. ...............................         73,046            43,531

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    *Hindustan Oil Exploration Co., Ltd. ............................          6,545   $        15,904
     Hindustan Petroleum Corp, Ltd. .................................         14,859           101,729
     Hindustan Unilever, Ltd. .......................................         39,007           299,941
     Honeywell Automation India, Ltd. ...............................            918            43,191
    *Housing Development & Infrastructure, Ltd. .....................         18,642            37,909
     HT Media, Ltd. .................................................         23,102            67,722
     ICICI Bank, Ltd. Sponsored ADR .................................         58,937         2,190,099
     ICSA (India), Ltd. .............................................          4,928             5,779
     IDBI Bank, Ltd. ................................................         22,384            53,406
    *Idea Cellular, Ltd. ............................................        222,338           427,668
     India Cements, Ltd. ............................................         38,760            63,669
     Indiabulls Financial Services, Ltd. ............................         56,821           177,672
     Indian Bank ....................................................         25,705           113,918
     Indian Hotels Co., Ltd. ........................................         51,378            73,450
     Indian Overseas Bank ...........................................         19,418            40,682
     Indraprastha Gas, Ltd. .........................................          5,792            49,333
     IndusInd Bank, Ltd. ............................................         75,477           442,854
     Info Edge (India), Ltd. ........................................          3,010            41,934
     Infosys, Ltd. ..................................................         25,634         1,498,374
     Infotech Enterprises, Ltd. .....................................         27,274            65,684
     Infrastructure Development Finance Co., Ltd. ...................        231,902           624,227
     ING Vysya Bank, Ltd. ...........................................         18,801           129,563
     IRB Infrastructure Developers, Ltd. ............................         20,917            70,111
    *IVRCL Assets & Holdings, Ltd. ..................................          6,200             4,654
     IVRCL Infrastructures & Projects, Ltd. .........................         37,727            31,839
     Jagran Prakashan, Ltd. .........................................         16,007            35,694
     Jai Balaji Industries, Ltd. ....................................         10,745            19,642
     Jain Irrigation Systems, Ltd. ..................................         50,845           129,723
     Jaiprakash Associates, Ltd. ....................................        170,902           267,714
    *Jaiprakash Power Ventures, Ltd. ................................         79,739            62,574
     Jammu & Kashmir Bank, Ltd. .....................................          7,637           131,448
     JBF Industries, Ltd. ...........................................         12,775            32,408
    *Jet Airways (India), Ltd. ......................................          5,856            30,701
     Jindal Drilling & Industries, Ltd. .............................          4,490            29,179
     Jindal Saw, Ltd. ...............................................         34,335           106,496
     Jindal Steel & Power, Ltd. .....................................         47,063           539,286
    *JSL Stainless, Ltd. ............................................         29,026            56,380
     JSW Energy, Ltd. ...............................................          2,393             2,553
     JSW Steel, Ltd. ................................................         23,717           316,092
     Jyothy Laboratories, Ltd. ......................................          2,352             6,919
     Jyoti Structures, Ltd. .........................................         13,953            17,921
     Kalpataru Power Transmission, Ltd. .............................         15,370            34,524
     Karnataka Bank, Ltd. ...........................................         19,504            35,806
     Karur Vysya Bank, Ltd. .........................................         19,107           154,262
     KEC International, Ltd. ........................................         21,580            25,421
     Kesoram Industries, Ltd. .......................................          6,628            17,153
     Kirloskar Industries, Ltd. .....................................          1,617             9,090
     Kirloskar Oil Engines, Ltd. ....................................         46,040           122,560
     Kotak Mahindra Bank, Ltd. ......................................         54,863           571,991
     Lakshmi Machine Works, Ltd. ....................................          1,841            72,608
    *Lanco Infratech, Ltd. ..........................................        120,882            40,461
     Larsen & Toubro, Ltd. ..........................................         11,769           339,413
     LIC Housing Finance, Ltd. ......................................        104,950           500,713
     Madhucon Projects, Ltd. ........................................          4,455             6,145
     Madras Cements, Ltd. ...........................................         31,000            64,846
    *Mahanagar Telephone Nigam, Ltd. ................................         34,498            22,161
     Maharashtra Seamless, Ltd. .....................................         10,924            75,937
     Mahindra & Mahindra Financial Services, Ltd. ...................          6,436            88,468
     Mahindra Lifespace Developers, Ltd. ............................          7,868            49,190
     McLeod Russel India, Ltd. ......................................          6,603            34,678
     Monnet Ispat, Ltd. .............................................          7,925            73,839

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Monsanto India, Ltd. ...........................................            916   $        14,931
    *Moser Baer (India), Ltd. .......................................         22,729            12,492
    *Motherson Sumi Systems, Ltd. ...................................         24,553            94,491
    *Mphasis, Ltd. ..................................................         18,160           127,459
     MRF, Ltd. ......................................................            280            39,077
     Mundra Port & Special Economic Zone, Ltd. ......................         17,576            58,796
     Nagarjuna Construction Co., Ltd. ...............................         38,420            42,076
     National Aluminium Co., Ltd. ...................................         84,094           110,523
     Navneet Publications India, Ltd. ...............................         11,667            15,970
    *Nestle India, Ltd. .............................................            660            56,903
    *NHPC, Ltd. .....................................................        368,898           189,697
     NIIT, Ltd. .....................................................         47,834            47,065
     NTPC, Ltd. .....................................................         49,172           180,242
    *OMAXE, Ltd. ....................................................         18,909            56,688
    *OnMobile Global, Ltd. ..........................................          6,826             8,186
     Opto Circuits India, Ltd. ......................................         21,115           107,970
    *Oracle Financial Services Software, Ltd. .......................          5,151           222,247
     Orbit Corp., Ltd. ..............................................            685               475
     Orient Paper & Industries, Ltd. ................................         45,993            56,580
     Oriental Bank of Commerce ......................................         18,908           112,041
    *Parsvnath Developers, Ltd. .....................................         16,167            26,448
    *Patni Computer Systems, Ltd. ...................................         21,614           148,170
     Peninsula Land, Ltd. ...........................................         17,769            15,245
     Petronet LNG, Ltd. .............................................         68,208           225,419
     Phoenix Mills, Ltd. ............................................          1,509             6,206
     Pidilite Industries, Ltd. ......................................         41,045           136,265
     Power Finance Corp., Ltd. ......................................          3,906            11,970
     Power Grid Corp. of India, Ltd. ................................         96,885           207,206
    *Proctor & Gamble Hygiene & Health Care, Ltd. ...................             91             3,727
     PTC India, Ltd. ................................................         35,655            51,367
     Punj Lloyd, Ltd. ...............................................         13,683            16,590
     Punjab National Bank ...........................................          2,000            39,896
     Rajesh Exports, Ltd. ...........................................          5,485            16,601
     Rallis India, Ltd. .............................................         17,790            58,575
     Raymond, Ltd. ..................................................         12,354            98,226
    *Redington India, Ltd. ..........................................         54,905           106,638
     REI Agro, Ltd. .................................................        199,740            96,017
    *Reliance Broadcast Network, Ltd. ...............................            251               338
     Reliance Capital, Ltd. .........................................         18,666           140,653
     Reliance Energy, Ltd. ..........................................         11,398           107,809
     Reliance Industries, Ltd. ......................................         78,773         1,410,609
    *Reliance Industries, Ltd. Sponsored GDR ........................         29,323         1,061,493
    *Reliance Power, Ltd. ...........................................        100,265           194,748
     Rolta India, Ltd. ..............................................         14,814            25,163
     Ruchi Soya Industries, Ltd. ....................................         32,314            72,558
     S. Kumars Nationwide, Ltd. .....................................         58,494            47,528
     Sadbhav Engineering, Ltd. ......................................            620             1,693
    *Satyam Computer Services, Ltd. .................................         54,690            79,056
     Sesa Goa, Ltd. .................................................         59,542           251,276
     Shipping Corp. of India, Ltd. ..................................         18,504            28,009
     Shiv-Vani Oil & Gas Exploration Services, Ltd. .................          3,161            13,260
     Shoppers Stop, Ltd. ............................................          5,108            36,670
     Shree Cement, Ltd. .............................................          2,193            85,354
    *Shree Renuka Sugars, Ltd. ......................................         30,089            35,238
     Shriram Transport Finance Co., Ltd. ............................         22,434           279,622
     Sintex Industries, Ltd. ........................................         14,561            35,090
     SKF India, Ltd. ................................................          3,756            50,785
     Sobha Developers, Ltd. .........................................          1,456             7,505
     South Indian Bank, Ltd. ........................................        217,896           105,295
     SRF, Ltd. ......................................................          5,322            33,289
     State Bank of India ............................................          3,515           136,705

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Steel Authority of India, Ltd. .................................         27,564   $        63,141
     Sterling Biotech, Ltd. .........................................          7,650            10,428
     Sterlite Industries (India), Ltd. ..............................         40,142           105,064
    #Sterlite Industries (India), Ltd. ADR ..........................         49,913           515,102
     Sterlite Technologies, Ltd. ....................................         29,094            23,483
     Sun TV Network, Ltd. ...........................................          8,379            44,478
     Supreme Industries, Ltd. .......................................         11,072            43,134
    *Suzlon Energy, Ltd. ............................................         88,032            69,091
     Syndicate Bank .................................................         38,313            84,376
     Tanla Solutions, Ltd. ..........................................         16,295             2,525
     Tata Chemicals, Ltd. ...........................................          9,981            67,783
    #Tata Communications, Ltd. ADR ..................................          8,400            67,284
     Tata Consultancy Services, Ltd. ................................         31,738           720,712
     Tata Elxsi, Ltd. ...............................................          7,107            32,812
     Tata Investment Corp., Ltd. ....................................          8,119            80,782
     Tata Motors, Ltd. ..............................................        193,305           779,503
     Tata Motors, Ltd. Sponsored ADR ................................          5,300           106,265
     Tata Power Co., Ltd. ...........................................        137,090           280,299
     Tata Steel, Ltd. ...............................................         53,658           528,394
     Tata Tea, Ltd. .................................................        119,670           226,127
    *Tata Teleservices Maharashtra, Ltd. ............................         91,233            32,977
     Tech Mahindra, Ltd. ............................................          6,838            81,597
    *Teledata Marine Solutions, Ltd. ................................         27,764               308
     Texmaco Rail & Engineering, Ltd. ...............................          5,750             9,713
     Thermax India, Ltd. ............................................          4,111            38,985
     Thomas Cook India, Ltd. ........................................         30,553            30,671
    *Timken India, Ltd. .............................................          2,794            12,667
     Titan Industries, Ltd. .........................................         40,897           181,480
     Torrent Power, Ltd. ............................................         33,009           158,149
     Trent, Ltd. ....................................................          2,961            65,391
    *Trent, Ltd. Series B ...........................................            586            11,914
     Triveni Engineering & Industries, Ltd. .........................         25,987            12,142
    *Triveni Turbine, Ltd. ..........................................         33,780            26,812
     Tube Investments of India, Ltd. ................................         21,574            61,920
     Tulip IT Services, Ltd. ........................................         16,006            49,365
     TVS Motor Co., Ltd. ............................................         40,140            56,513
     UCO Bank .......................................................         64,006            98,288
     Uflex, Ltd. ....................................................          3,166            11,385
     Ultratech Cement, Ltd. .........................................          8,925           210,635
     Union Bank of India, Ltd. ......................................         31,491           145,353
    *Unitech, Ltd. ..................................................        190,563           116,699
     United Phosphorus, Ltd. ........................................         28,359            84,952
     Usha Martin, Ltd. ..............................................         58,390            39,332
     Varun Shipping Co., Ltd. .......................................         12,497             4,795
     Videocon Industries, Ltd. ......................................         17,238            61,769
     Vijaya Bank, Ltd. ..............................................         53,502            66,718
     Voltas, Ltd. ...................................................          9,111            18,618
     WABCO India, Ltd. ..............................................          2,610            73,801
     Welspun Corp., Ltd. ............................................         18,427            40,475
     Wipro, Ltd. ....................................................         33,162           248,652
    *Wire & Wireless India, Ltd. ....................................         36,401             6,535
     Yes Bank, Ltd. .................................................         31,567           202,356
     Zee Entertainment Enterprises, Ltd. ............................         53,644           131,728
    *Zee Learn, Ltd. ................................................         18,459             7,278
     Zuari Industries, Ltd. .........................................          2,757            33,820
                                                                                       ---------------
TOTAL INDIA .........................................................                       38,937,488
                                                                                       ---------------
INDONESIA -- (3.2%)
    *PT Ace Hardware Indonesia Tbk ..................................         31,500            11,957
     PT Adaro Energy Tbk ............................................      1,980,500           446,707
     PT Adhi Karya Tbk ..............................................         50,000             2,960

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDONESIA -- (Continued)
     PT AKR Corporindo Tbk ..........................................        445,500   $       150,709
     PT Aneka Tambang Tbk ...........................................        818,500           163,829
     PT Asahimas Flat Glass Tbk .....................................          2,000             1,698
     PT Astra Agro Lestari Tbk ......................................         68,500           164,061
     PT Astra International Tbk .....................................        132,500         1,021,679
    *PT Bakrie & Brothers Tbk .......................................     10,309,000            59,879
     PT Bakrie Sumatera Plantations Tbk .............................      2,467,000            80,813
    *PT Bakrie Telecom Tbk ..........................................      4,450,000           147,380
    *PT Bakrieland Development Tbk ..................................      7,898,250           101,882
     PT Bank Bukopin Tbk ............................................        864,500            65,514
     PT Bank Central Asia Tbk .......................................        674,000           611,220
     PT Bank Danamon Indonesia Tbk ..................................        847,742           472,412
     PT Bank Mandiri Tbk ............................................      1,170,472           933,670
     PT Bank Negara Indonesia Persero Tbk ...........................        781,000           350,016
    *PT Bank Pan Indonesia Tbk ......................................      2,600,500           201,065
     PT Bank Rakyat Indonesia Persero Tbk ...........................      1,307,500           983,044
     PT Bank Tabungan Negara Tbk ....................................         52,500             8,451
    *PT Bank Tabungan Pensiunan Nasional Tbk ........................        320,500           134,543
    *PT Barito Pacific Tbk ..........................................        711,500            65,229
     PT Bayan Resources Tbk .........................................         31,000            65,184
    *PT Berlian Laju Tanker Tbk .....................................      2,648,166            56,727
    *PT Bhakti Investama Tbk ........................................      3,867,200           107,665
    *PT Bisi International Tbk ......................................        521,500            59,381
     PT Bumi Resources Tbk ..........................................      2,724,500           711,631
    *PT Bumi Serpong Damai Tbk ......................................        782,500            80,522
    *PT Central Proteinaprima Tbk ...................................      5,740,500            34,368
    *PT Charoen Pokphand Indonesia Tbk ..............................      1,237,015           368,370
     PT Ciputra Development Tbk .....................................      1,480,500            81,175
     PT Ciputra Surya Tbk ...........................................        204,000            19,307
    *PT Citra Marga Nusaphala Persada Tbk ...........................        480,000            81,472
    *PT Darma Henwa Tbk .............................................      3,026,500            26,594
    *PT Delta Dunia Makmur Tbk ......................................        638,500            44,794
    *PT Energi Mega Persada Tbk .....................................      7,256,000           132,120
     PT Gajah Tunggal Tbk ...........................................        274,000            83,789
     PT Global Mediacom Tbk .........................................      1,322,500           118,729
     PT Gozco Plantations Tbk .......................................      1,330,500            45,628
     PT Hexindo Adiperkasa Tbk ......................................         76,000            66,601
     PT Holcim Indonesia Tbk ........................................        467,500           100,943
    *PT Indah Kiat Pulp & Paper Corp. Tbk ...........................        678,500            77,548
     PT Indika Energy Tbk ...........................................        257,000            81,638
     PT Indo Tambangraya Megah Tbk ..................................         39,000           194,554
     PT Indocement Tunggal Prakarsa Tbk .............................        163,000           297,796
     PT Indofood Sukses Makmur Tbk ..................................      1,248,000           732,749
     PT Indosat Tbk .................................................         19,000            11,380
    #PT Indosat Tbk ADR .............................................          3,546           106,132
    *PT Inovisi Infracom Tbk ........................................          2,800             1,752
     PT International Nickel Indonesia Tbk ..........................        579,500           236,258
    *PT Intiland Development Tbk ....................................        970,000            27,575
     PT Japfa Comfeed Indonesia Tbk .................................        214,000           121,904
    *PT Jasa Marga Tbk ..............................................        368,500           158,828
    *PT Kawasan Industri Jababeka Tbk ...............................      4,167,000            74,269
     PT Lippo Karawaci Tbk ..........................................      4,576,937           328,146
     PT Matahari Putra Prima Tbk ....................................        941,000           104,545
     PT Mayorah Indah Tbk ...........................................         86,000           136,537
     PT Medco Energi Internasional Tbk ..............................        561,000           145,744
    *PT Media Nusantara Citra Tbk ...................................        729,000            90,056
     PT Mitra Adiperkasa Tbk ........................................        315,500           173,766
    *PT Mitra International Resources Tbk ...........................      1,680,500            30,373
    *PT Pakuwon Jati Tbk ............................................        701,000            67,524
    *PT Panin Financial Tbk .........................................      4,390,000            59,376
     PT Panin Insurance Tbk .........................................      1,019,000            52,174

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDONESIA -- (Continued)
     PT Perusahaan Gas Negara Tbk ...................................        893,000   $       294,563
     PT Perusahaan Perkebunan London Sumatra Indonesia Tbk ..........        902,000           221,847
    *PT Polychem Indonesia Tbk ......................................        720,000            50,268
     PT Ramayana Lestari Sentosa Tbk ................................      1,146,500            86,028
     PT Resource Alam Indonesia Tbk .................................         71,500            42,614
     PT Sampoerna Agro Tbk ..........................................        196,000            66,306
     PT Selamat Sempurna Tbk ........................................         13,000             1,911
     PT Semen Gresik Persero Tbk ....................................        347,000           369,212
    *PT Sentul City Tbk .............................................      2,445,500            77,486
     PT Sinar Mas Agro Resources & Technology Tbk ...................         36,000            25,769
    *PT Sinar Mas Multiartha Tbk ....................................          3,000             1,602
     PT Summarecon Agung Tbk ........................................      1,464,332           191,631
    *PT Suryainti Permata Tbk .......................................      1,280,000            12,869
     PT Tambang Batubara Bukit Asam Tbk .............................         79,621           163,277
     PT Telekomunikasi Indonesia Tbk Sponsored ADR ..................         25,066           847,231
    *PT Tiga Pilar Sejahtera Food Tbk ...............................        165,500            12,046
     PT Timah Tbk ...................................................        551,000           122,098
     PT Trada Maritime Tbk ..........................................        660,500            65,186
    *PT Truba Alam Manunggal Engineering Tbk ........................      3,328,000            18,699
     PT Tunas Baru Lampung Tbk ......................................        399,500            27,114
     PT Tunas Ridean Tbk ............................................      1,080,000            75,051
     PT Unilever Indonesia Tbk ......................................        103,500           181,950
     PT United Tractors Tbk .........................................        133,795           368,010
     PT Wijaya Karya Tbk ............................................      1,163,500            67,694
    *PT XL Axiata Tbk ...............................................         52,500            29,363
                                                                                       ---------------
TOTAL INDONESIA .....................................................                       15,194,167
                                                                                       ---------------
ISRAEL -- (0.0%)
     Delta-Galil Industries, Ltd. ...................................              1                 4
    *Electra Real Estate, Ltd. ......................................              1                 3
     Formula Systems (1985), Ltd. ...................................              1                14
    *Formula Vision Technologies, Ltd. ..............................              1                --
     Mivtach Shamir Holdings, Ltd. ..................................          1,647            47,661
    *Naphtha Israel Petroleum Corp., Ltd. ...........................              1                 3
     Osem Investments, Ltd. .........................................              1                13
     Super-Sol, Ltd. Series B .......................................             --                 1
                                                                                       ---------------
TOTAL ISRAEL ........................................................                           47,699
                                                                                       ---------------
MALAYSIA -- (3.5%)
     Aeon Co. Berhad ................................................         42,600            96,788
     Affin Holdings Berhad ..........................................        135,200           129,161
     AirAsia Berhad .................................................        290,500           365,076
     Alliance Financial Group Berhad ................................        262,000           299,859
     AMMB Holdings Berhad ...........................................        385,375           747,087
     Amway (Malaysia) Holdings Berhad ...............................         21,800            62,413
     Ann Joo Resources Berhad .......................................         63,000            44,087
     APM Automotive Holdings Berhad .................................          2,900             4,139
    *Asia Pacific Land Berhad .......................................        220,000            30,324
     Axiata Group Berhad ............................................        254,050           401,540
     Bandar Raya Developments Berhad ................................        100,000            64,497
     Batu Kawan Berhad ..............................................         52,600           271,473
     Berjaya Corp. Berhad ...........................................        523,300           175,718
     BIMB Holdings Berhad ...........................................        107,000            70,113
     Bolton Berhad ..................................................        105,000            28,148
     Bursa Malaysia Berhad ..........................................         30,000            66,068
    *CB Industrial Product Holding Berhad ...........................          6,870             8,207
     Chemical Co. of Malaysia Berhad ................................         35,200            19,239
     CIMB Group Holdings Berhad .....................................        438,100         1,075,367
     Coastal Contracts Berhad .......................................             22                14
     Dayang Enterprise Holdings Berhad ..............................         12,600             7,107
    *Dialog Group Berhad ............................................        198,425           154,085

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     DiGi.Com Berhad ................................................         31,600   $       325,389
     DRB-Hicom Berhad ...............................................        106,900            72,484
     Eastern & Oriental Berhad ......................................        102,600            46,872
     Evergreen Fibreboard Berhad ....................................         32,000            10,465
     Faber Group Berhad .............................................         29,400            16,351
     Far East Holdings Berhad .......................................         14,000            31,780
     Fraser & Neave Holdings Berhad .................................         28,500           157,481
     Gamuda Berhad ..................................................        160,000           175,926
     Genting Plantations Berhad .....................................         65,600           156,302
     Globetronics Technology Berhad .................................        103,700            30,838
     Glomac Berhad ..................................................         31,200             8,600
    *Green Packet Berhad ............................................        190,900            38,906
     GuocoLand (Malaysia) Berhad ....................................         34,800            10,183
     Hai-O Enterprise Berhad ........................................         39,400            24,640
     Hap Seng Consolidated Berhad ...................................        172,120            85,074
     Hap Seng Plantations Holdings Berhad ...........................         25,900            22,607
     Hock Seng Lee Berhad ...........................................         86,700            40,688
     Hong Leong Bank Berhad .........................................         68,640           236,126
     Hong Leong Financial Group Berhad ..............................         58,700           227,201
     Hong Leong Industries Berhad ...................................         54,300            70,826
     Hunza Properties Berhad ........................................         55,900            27,442
     Hwang-DBS (Malaysia) Berhad ....................................         30,600            22,914
     IGB Corp. Berhad ...............................................        498,590           321,736
     IJM Corp. Berhad ...............................................        314,410           580,773
     IJM Land Berhad ................................................        173,900           130,385
     IJM Plantations Berhad .........................................         52,400            45,058
    *Insas Berhad ...................................................         72,072            11,796
     IOI Corp. Berhad ...............................................        138,705           235,646
    *Jaks Resources Berhad ..........................................         13,700             2,634
    *K & N Kenanga Holdings Berhad ..................................         81,000            15,214
    *Karambunai Corp. Berhad ........................................        252,900            11,764
     Keck Seng (Malaysia) Berhad ....................................         69,100            85,959
     KFC Holdings (Malaysia) Berhad .................................         72,400            81,577
     Kian Joo Can Factory Berhad ....................................         36,900            22,929
     Kim Loong Resources Berhad .....................................         60,020            39,701
     Kinsteel Berhad ................................................        220,500            41,308
     KNM Group Berhad ...............................................        239,187           111,043
     Kuala Lumpur Kepong Berhad .....................................         51,350           350,376
    *Kulim Malaysia Berhad ..........................................        181,200           211,063
    *Kumpulan Europlus Berhad .......................................         31,800            10,581
    *Kurnia Asia Berhad .............................................        314,800            51,382
     Lafarge Malayan Cement Berhad ..................................        102,660           236,160
    *Landmarks Berhad ...............................................         59,300            22,236
     Lingkaran Trans Kota Holdings Berhad ...........................         98,400           111,031
    *Lingui Development Berhad ......................................          1,400               703
     Lion Industries Corp. Berhad ...................................        141,000            69,702
     Mah Sing Group Berhad ..........................................         51,000            33,747
     Malayan Banking Berhad .........................................        244,177           662,922
     Malaysia Airports Holdings Berhad ..............................         61,800           126,920
    *Malaysian Airlines System Berhad ...............................        121,634            57,860
     Malaysian Bulk Carriers Berhad .................................         80,125            48,520
    *Malaysian Pacific Industries Berhad ............................         20,363            21,784
     Malaysian Resources Corp. Berhad ...............................        432,500           282,372
    *Maxis Berhad ...................................................        102,000           177,381
     MBM Resources Berhad ...........................................          6,900             7,033
     Media Prima Berhad .............................................         65,400            53,883
     Mega First Corp. Berhad ........................................         46,000            23,130
    *MK Land Holdings Berhad ........................................         31,600             3,303
     MMC Corp. Berhad ...............................................        262,300           229,318
     MNRB Holdings Berhad ...........................................         40,800            38,800
     Muhibbah Engineering Berhad ....................................         77,000            30,220

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
    *Mulpha International Berhad ....................................        475,000   $        62,093
     Naim Holdings Berhad ...........................................         60,900            37,964
     NCB Holdings Berhad ............................................          1,300             1,581
     Nestle (Malaysia) Berhad .......................................         14,700           241,229
     NTPM Holdings Berhad ...........................................         50,200             8,322
     Oriental Holdings Berhad .......................................         46,400            67,089
     OSK Holdings Berhad ............................................         97,375            54,594
     Panasonic Manufacturing Malaysia Berhad ........................         16,700           106,846
     Parkson Holdings Berhad ........................................         42,830            77,750
     Pelikan International Corp. Berhad .............................         15,600             4,276
     PJ Development Holdings Berhad .................................        172,900            41,480
     Plus Expressways Berhad ........................................        115,600           166,386
     POS Malaysia Berhad ............................................         43,100            39,054
     PPB Group Berhad ...............................................        100,300           555,480
     Press Metal Berhad .............................................         14,400             9,007
     Proton Holdings Berhad .........................................         87,600            76,206
    *Puncak Niaga Holding Berhad ....................................         71,400            28,645
     QL Resources Berhad ............................................         91,200            84,601
     QSR Brands Berhad ..............................................          9,900            18,299
     RHB Capital Berhad .............................................         99,046           247,671
     Salcon Berhad ..................................................        100,000            17,119
     SapuraCrest Petroleum Berhad ...................................         41,900            55,103
     Sarawak Oil Palms Berhad .......................................         75,400           103,586
     Selangor Dredging Berhad .......................................        190,000            44,386
     Selangor Properties Berhad .....................................          2,100             2,280
     Shangri-La Hotels Malaysia Berhad ..............................        101,700            79,529
     Shell Refining Co. Federation of Malaysia Berhad ...............         63,700           199,220
     SHL Consolidated Berhad ........................................         98,500            44,027
     SP Setia Berhad ................................................        214,575           267,732
     Star Publications (Malaysia) Berhad ............................         90,200            93,995
     Subur Tiasa Holdings Berhad ....................................         70,415            53,832
     Supermax Corp. Berhad ..........................................         44,275            53,158
     Ta Ann Holdings Berhad .........................................         58,791            94,977
     TA Enterprise Berhad ...........................................        393,400            75,128
     TA Global Berhad ...............................................        264,180            25,609
     Tan Chong Motor Holdings Berhad ................................        113,300           165,313
     TDM Berhad .....................................................         20,100            19,469
    *Tebrau Teguh Berhad ............................................        190,200            44,727
     Telekom Malaysia Berhad ........................................         95,700           131,781
     Tenaga Nasional Berhad .........................................        264,600           513,232
     TH Plantations Berhad ..........................................         33,500            22,806
    *Time Dotcom Berhad .............................................        162,000            32,587
     Top Glove Corp. Berhad .........................................         81,800           113,573
     TSH Resources Berhad ...........................................         15,000            15,406
     Uchi Technologies Berhad .......................................         51,700            20,965
    *UEM Land Holdings Berhad .......................................         86,964            61,826
     UMW Holdings Berhad ............................................        124,500           268,263
     Unico-Desa Plantations Berhad ..................................        231,940            82,202
     Unisem (Malaysia) Berhad .......................................        149,830            60,864
     United Malacca Berhad ..........................................         24,800            53,939
     United Plantations Berhad ......................................         30,700           173,764
     VS Industry Berhad .............................................         60,945            26,891
     Wah Seong Corp. Berhad .........................................        136,402            94,119
     WCT Berhad .....................................................        105,500            88,870
     YNH Property Berhad ............................................        115,099            64,974
     YTL Cement Berhad ..............................................          1,200             1,786
     YTL Corp. Berhad ...............................................        803,790           387,438
     YTL e-Solutions Berhad .........................................         48,400            13,846
    *YTL Land & Development Berhad ..................................         61,900            24,902
     YTL Power International Berhad .................................        211,573           130,952

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
    *Zelan Berhad ...................................................        190,800   $        23,970
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                       16,334,274
                                                                                       ---------------
MEXICO -- (4.2%)
     Alfa S.A.B. de C.V. Series A ...................................         89,900         1,037,894
     Alsea de Mexico S.A.B. de C.V. .................................         99,600           103,060
     America Movil S.A.B. de C.V. Series L ADR ......................        137,138         3,486,048
     Arca Continental S.A.B. de C.V. ................................        259,421         1,231,213
    *Axtel S.A.B. de C.V. ...........................................        151,560            49,697
    #Bolsa Mexicana de Valores S.A. de C.V. .........................         55,594            90,898
    *Carso Infraestructura y Construccion S.A.B. de C.V. ............        155,590            93,282
   #*Cemex S.A.B. de C.V. Sponsored ADR .............................        186,170           813,563
     Cia Minera Autlan S.A.B. de C.V. Series B ......................         21,700            22,552
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR ...................          5,104           457,063
     Compartamos S.A.B. de C.V. .....................................        153,800           237,734
     Consorcio ARA S.A.B. de C.V. Series * ..........................        221,200            60,582
    *Controladora Comercial Mexicana S.A.B. de C.V. Series B ........         31,555            45,579
    *Corporacion GEO S.A.B. de C.V. Series B ........................        145,200           200,362
     Corporacion Moctezuma S.A.B. de C.V. Series * ..................         87,200           194,854
   #*Desarrolladora Homex S.A.B. de C.V. ............................         72,200           180,947
    #El Puerto de Liverpool S.A.B. de C.V. Series C-1 ...............         12,035            82,178
    *Empresas ICA S.A.B. de C.V. Sponsored ADR ......................         40,900           217,997
    *Financiera Independencia S.A.B. de C.V. ........................         23,047            11,068
    *Gruma S.A.B. de C.V. Series B ..................................         57,900           113,219
     Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ............         49,000            82,396
    *Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR ............         15,300           530,298
     Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR .............          2,700           155,520
    #Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B ........         55,600           319,908
     Grupo Carso S.A.B. de C.V. Series A-1 ..........................         95,797           246,986
    #Grupo Elektra S.A. de C.V. .....................................          6,354           489,645
    *Grupo Famsa S.A.B. de C.V. Series A ............................         62,121            55,656
     Grupo Financiero Banorte S.A.B. de C.V. Series O ...............        318,033         1,084,610
    #Grupo Financiero Inbursa S.A.B. de C.V. Series O ...............        257,100           551,549
     Grupo Herdez S.A.B. de C.V. Series * ...........................         37,219            68,367
     Grupo Industrial Bimbo S.A.B. de C.V. Series A-1 ...............        238,544           490,441
     Grupo Mexico S.A.B. de C.V. Series B ...........................        413,201         1,146,248
    *Grupo Simec S.A. de C.V. Series B ..............................         37,700            84,158
     Grupo Televisa S.A.B. Sponsored ADR ............................         66,500         1,418,445
    *Impulsora del Desarrollo y El Empleo en America Latina
        S.A.B. de C.V. ..............................................        164,900           241,652
     Industrias Bachoco S.A.B. de C.V. Series B .....................          2,553             4,741
    *Industrias CH S.A.B. de C.V. Series B ..........................         69,100           224,924
     Industrias Penoles S.A.B. de C.V. ..............................         10,055           407,421
    *Inmuebles Carso S.A.B. de C.V. Series B-1 ......................         84,300            64,204
     Kimberly Clark de Mexico S.A.B. de C.V. Series A ...............         79,900           454,747
   #*Megacable Holdings S.A.B. de C.V. ..............................         16,989            35,681
    *Mexichem S.A.B. de C.V. Series * ...............................        122,401           420,188
    *Minera Frisco S.A.B. de C.V. Series A-1 ........................         83,200           327,131
   #*Organizacion Soriana S.A.B. de C.V. Series B ...................        197,031           428,746
    *Promotora y Operadora de Infraestructura S.A.B de C.V. .........         58,100           234,545
     Telefonos de Mexico S.A.B. de C.V. Series L Sponsored ADR ......         20,200           315,928
     TV Azteca S.A.B. de C.V. .......................................        286,893           173,724
    *Urbi Desarrollos Urbanos S.A.B. de C.V. ........................        102,404           130,550
    #Wal-Mart de Mexico S.A.B. de C.V. Series V .....................        412,160         1,063,878
                                                                                       ---------------
TOTAL MEXICO ........................................................                       19,982,077
                                                                                       ---------------
PERU -- (0.2%)
     Cia de Minas Buenaventura S.A. ADR .............................         15,400           630,322
     Credicorp, Ltd. ................................................          3,617           393,457
                                                                                       ---------------
TOTAL PERU ..........................................................                        1,023,779
                                                                                       ---------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PHILIPPINES -- (1.6%)
     Aboitiz Equity Ventures, Inc. ..................................        568,400   $       542,541
     Aboitiz Power Corp. ............................................        248,700           171,552
    *Atlas Consolidated Mining & Development Corp. ..................        144,200            65,403
     Ayala Corp. Series A ...........................................         59,841           427,231
     Ayala Land, Inc. ...............................................      1,084,660           406,587
     Banco de Oro Unibank, Inc. .....................................        220,880           288,584
     Bank of the Philippine Islands .................................        279,942           378,045
    *Belle Corp. ....................................................        871,500            76,762
     China Banking Corp. ............................................         18,939           175,691
    *DMCI Holdings, Inc. ............................................        171,100           154,408
     Energy Development Corp. .......................................      1,672,500           237,295
     Filinvest Land, Inc. ...........................................      5,730,000           152,637
    *First Gen Corp. ................................................        209,100            67,773
     First Philippines Holdings Corp. ...............................        139,500           169,670
    *Global Estate Resorts, Inc. ....................................        685,000            33,932
    *Globe Telecom, Inc. ............................................          7,180           152,075
    *International Container Terminal Services, Inc. ................        155,000           200,115
     JG Summit Holdings, Inc. .......................................         90,100            53,778
     Jollibee Foods Corp. ...........................................        106,400           225,136
    *Lepanto Consolidated Mining Co. Series B .......................        550,000            17,791
     Lopez Holdings Corp. ...........................................      1,156,200           126,718
     Macroasia Corp. ................................................        379,000            27,782
     Manila Electric Co. ............................................         33,170           186,961
     Manila Water Co., Inc. .........................................        259,900           117,898
     Megaworld Corp. ................................................      5,234,000           227,215
     Metro Bank & Trust Co. .........................................        279,035           461,405
     Metro Pacific Investments Corp. ................................      1,069,000            81,297
     Philippine Long Distance Telephone Co. Sponsored ADR ...........          3,600           199,944
    *Philippine National Bank .......................................        116,100           146,711
     Philippine Stock Exchange, Inc. ................................         11,200            59,902
     Rizal Commercial Banking Corp. .................................        205,000           150,141
     Robinson's Land Corp. Series B .................................        744,000           215,427
     Security Bank Corp. ............................................         58,080           117,983
     Semirara Mining Corp. ..........................................         34,070           169,061
     SM Development Corp. ...........................................      1,056,430           195,629
     SM Investments Corp. ...........................................         28,820           373,234
     SM Prime Holdings, Inc. ........................................        619,300           187,668
     Southeast Asia Cement Holdings, Inc. ...........................        766,000            25,864
     Union Bank of Philippines ......................................         56,000            79,790
     Universal Robina Corp. .........................................        335,800           368,510
     Vista Land & Lifescapes, Inc. ..................................      1,700,000           118,734
                                                                                       ---------------
TOTAL PHILIPPINES ...................................................                        7,634,880
                                                                                       ---------------
POLAND -- (1.2%)
     Agora SA .......................................................         23,778           109,965
    *AmRest Holdings SE .............................................          3,908            82,643
     Apator SA ......................................................            814             4,524
     Asseco Poland SA ...............................................         14,856           232,214
     Bank Handlowy w Warszawie SA ...................................          5,598           131,707
     Bank Millennium SA .............................................         53,911            74,577
     Bank Pekao SA ..................................................          5,933           274,700
    *Barlinek SA ....................................................         22,167             8,320
    *Boryszew SA ....................................................        387,270            98,192
    *BRE Bank SA ....................................................          2,015           172,915
     Budimex SA .....................................................            993            24,894
    *Cersanit-Krasnystaw SA .........................................          9,781            13,855
    *Ciech SA .......................................................          4,977            21,408
    *Cinema City International NV ...................................            370             3,250
    *Cyfrowy Polsat SA ..............................................          7,179            33,369
     Debica SA ......................................................          1,289            23,430
     Dom Development SA .............................................            200             1,816

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
POLAND -- (Continued)
    *Dom Maklerski IDM SA ...........................................          4,400   $         2,215
    *Echo Investment SA .............................................         43,544            50,925
     Elektrobudowa SA ...............................................             39             1,285
     Emperia Holding SA .............................................          2,075            73,496
     Enea SA ........................................................         11,268            67,171
     Eurocash SA ....................................................         17,031           136,151
     Fabryki Mebli Forte SA .........................................          1,878             4,960
    *Ferrum SA ......................................................            404             1,320
    *Gant Development SA ............................................            356               909
    *Getin Holding SA ...............................................         44,934           120,054
     Grupa Kety SA ..................................................          1,610            53,716
    *Grupa Lotos SA .................................................         11,102            99,666
     ING Bank Slaski SA .............................................            139            33,751
    *Inter Cars SA ..................................................            702            18,487
    *JW Construction Holding SA .....................................          1,500             3,529
    *Kernel Holding SA ..............................................          6,134           132,079
     KGHM Polska Miedz SA ...........................................         16,475           795,403
    *Kopex SA .......................................................          6,846            39,197
     Kredyt Bank SA .................................................          5,350            24,355
     LPP SA .........................................................            116            75,084
    *Lubelski Wegiel Bogdanka SA ....................................          1,510            51,602
    *MNI SA .........................................................          3,678             2,138
    *Mondi Packaging Paper Swiecie SA ...............................          1,268            28,869
    *Netia Holdings SA ..............................................         29,044            49,389
     NFI Empik Media & Fashion SA ...................................          1,018             3,096
     NG2 SA .........................................................          1,481            20,409
    *Noble Bank SA ..................................................         16,060            24,692
    *Orbis SA .......................................................          4,959            63,326
     PBG SA .........................................................            821            22,357
     PGE SA .........................................................         52,784           324,708
     Polimex-Mostostal SA ...........................................        149,862            76,056
     Polnord SA .....................................................            781             3,655
    *Polski Koncern Naftowy Orlen SA ................................         45,698           564,285
     Polskie Gornictwo Naftowe I Gazownictwo SA .....................        117,445           145,890
     Powszechna Kasa Oszczednosci Bank Polski SA ....................         24,746           281,450
    *Powszechny Zaklad Ubezpieczen SA ...............................          1,673           177,184
     Raciborska Fabryka Kotlow SA ...................................          6,882            18,668
     Stalprodukt SA .................................................            515            49,377
     Synthos SA .....................................................        178,348           236,417
     Telekomunikacja Polska SA ......................................         49,349           261,684
    *Trakcja-Tiltra SA ..............................................         25,885            13,589
     TVN SA .........................................................         11,441            45,681
     Zaklady Azotowe Pulawy SA ......................................          2,977            88,900
    *Zaklady Azotowe w Tarnowie-Moscicach SA ........................          1,584            15,262
    *Zaklady Chemiczne Police SA ....................................            933             3,341
                                                                                       ---------------
TOTAL POLAND ........................................................                        5,617,557
                                                                                       ---------------
RUSSIA -- (3.9%)
    *Eurasia Drilling Co., Ltd. GDR .................................          2,164            51,070
    *Evraz Group SA GDR .............................................         20,945           371,015
     Federal Hydrogenerating Co. ADR ................................        173,315           650,506
     Gazprom OAO Sponsored ADR ......................................        643,798         7,463,139
     Gazpromneft JSC Sponsored ADR ..................................         12,844           267,497
     Globaltrans Investment P.L.C. Sponsored GDR ....................          7,232           110,636
    *Integra Group Holdings GDR .....................................         34,189            64,653
     Lukoil OAO Sponsored ADR .......................................         62,307         3,608,895
     Magnitogorsk Iron & Steel Works Sponsored GDR ..................         18,833           115,800
   #*Mechel Sponsored ADR ...........................................         17,222           226,297
     MMC Norilsk Nickel JSC ADR .....................................         61,307         1,195,540
     Novolipetsk Steel OJSC GDR .....................................          6,391           173,013
     Novorossiysk Sea Trade Port GDR ................................          8,884            71,443

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
RUSSIA -- (Continued)
    *PIK Group GDR ..................................................         18,848   $        55,576
    *Polymetal JSC GDR ..............................................         10,089           163,628
     Rosneft Oil Co. GDR ............................................        122,605           868,731
     Severstal OAO GDR ..............................................         26,291           383,988
     Surgutneftegas Sponsonsored ADR ................................         91,551           785,087
     Tatneft Sponsored ADR ..........................................          2,564            75,735
     TMK OAO GDR ....................................................         10,122           130,271
     Uralkali OJSC ..................................................         15,430           664,907
     VimpelCom, Ltd. Sponsored ADR ..................................         42,400           465,552
     VTB Bank OJSC GDR ..............................................         77,374           369,827
    *X5 Retail Group NV GDR .........................................          7,409           222,044
                                                                                       ---------------
TOTAL RUSSIA ........................................................                       18,554,850
                                                                                       ---------------
SOUTH AFRICA -- (7.5%)
     ABSA Group, Ltd. ...............................................         49,655           890,722
     Acucap Properties, Ltd. ........................................            541             2,643
     Adcorp Holdings, Ltd. ..........................................         16,639            54,352
     Advtech, Ltd. ..................................................        100,800            74,726
     AECI, Ltd. .....................................................         30,651           293,893
     Afgri, Ltd. ....................................................        102,743            67,285
     African Bank Investments, Ltd. .................................        163,523           707,782
     African Oxygen, Ltd. ...........................................         41,436            86,811
     African Rainbow Minerals, Ltd. .................................         19,163           440,020
     Allied Electronics Corp., Ltd. .................................         17,471            52,120
     Allied Technologies, Ltd. ......................................         12,337            82,879
     Anglo American Platinum Corp., Ltd. ............................          4,318           313,067
     AngloGold Ashanti, Ltd. Sponsored ADR ..........................         19,500           881,595
     ArcelorMittal South Africa, Ltd. ...............................         30,022           256,517
     Argent Industrial, Ltd. ........................................         36,904            27,996
     Assore, Ltd. ...................................................          4,825           131,741
     Astral Foods, Ltd. .............................................         11,931           180,018
     Aveng, Ltd. ....................................................        128,764           598,174
     AVI, Ltd. ......................................................         79,717           348,917
     Avusa, Ltd. ....................................................         31,816            91,956
     Barloworld, Ltd. ...............................................         80,418           661,293
     Bidvest Group, Ltd. ............................................         39,069           773,815
     Blue Label Telecoms, Ltd. ......................................        112,618            79,851
     Brait SE .......................................................          1,409             3,362
     Capitec Bank Holdings, Ltd. ....................................         10,441           239,004
     Cashbuild, Ltd. ................................................          6,718            86,823
     Caxton & CTP Publishers & Printers, Ltd. .......................         47,926            90,515
     City Lodge Hotels, Ltd. ........................................          8,003            63,724
     Clicks Group, Ltd. .............................................         56,611           295,466
     Coronation Fund Managers, Ltd. .................................         27,812            78,870
     Data Tec, Ltd. .................................................         59,921           302,643
     Discovery Holdings, Ltd. .......................................         45,941           240,133
    *Distribution & Warehousing Network, Ltd. .......................         50,931            28,231
     DRDGOLD, Ltd. ..................................................        116,384            77,405
     Eqstra Holdings, Ltd. ..........................................         87,411            80,110
    *Evraz Highveld Steel & Vanadium, Ltd. ..........................          5,882            27,988
     Exxaro Resources, Ltd. .........................................         16,576           371,193
     Famous Brands, Ltd. ............................................          1,958            10,631
     FirstRand, Ltd. ................................................        355,573           880,440
    *Foschini Group, Ltd. (The) .....................................         43,407           545,079
     Gijima Group, Ltd. .............................................        346,708            29,159
     Gold Fields, Ltd. Sponsored ADR ................................        117,700         2,051,511
     Grindrod, Ltd. .................................................         99,009           187,493
     Group Five, Ltd. ...............................................         31,179            89,755
     Growthpoint Properties, Ltd. ...................................         50,177           115,958
     Harmony Gold Mining Co., Ltd. ..................................         84,303         1,102,607
     Hudaco Industries, Ltd. ........................................         11,238           111,972

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
    *Hulamin, Ltd. ..................................................         41,925   $        39,030
     Iliad Africa, Ltd. .............................................         37,928            25,312
     Illovo Sugar, Ltd. .............................................         60,033           200,315
     Impala Platinum Holdings, Ltd. .................................         51,733         1,183,311
     Imperial Holdings, Ltd. ........................................         39,845           589,736
     Investec, Ltd. .................................................         53,525           327,542
     JD Group, Ltd. .................................................         40,055           224,189
     JSE, Ltd. ......................................................         22,435           198,069
     Kumba Iron Ore, Ltd. ...........................................          4,785           281,615
     Lewis Group, Ltd. ..............................................         29,644           282,277
     Liberty Holdings, Ltd. .........................................         25,752           263,123
     Massmart Holdings, Ltd. ........................................         13,848           276,789
     Merafe Resources, Ltd. .........................................        483,462            58,152
     Metair Investments, Ltd. .......................................         38,708            82,184
    *Metorex, Ltd. ..................................................         94,577            96,888
     MMI Holdings, Ltd. .............................................        211,584           454,006
     Mondi, Ltd. ....................................................         33,624           261,354
    *Mpact, Ltd. ....................................................         41,747            72,336
     Mr. Price Group, Ltd. ..........................................         41,367           396,650
     Murray & Roberts Holdings, Ltd. ................................         67,986           204,540
    *Mvelaphanda Group, Ltd. ........................................         73,670            30,715
    *Mvelaserve, Ltd. ...............................................         18,443            24,380
    *Nampak, Ltd. ...................................................        153,877           430,820
     Naspers, Ltd. Series N .........................................         25,901         1,251,905
     Nedbank Group, Ltd. ............................................         43,949           777,556
     Northam Platinum, Ltd. .........................................         34,704           134,756
     Oceana Group, Ltd. .............................................         12,999            69,626
    *Omnia Holdings, Ltd. ...........................................         10,552           105,163
     Palabora Mining Co., Ltd. ......................................          6,095            89,148
     Pick'n Pay Stores, Ltd. ........................................         28,526           143,779
     Pioneer Foods, Ltd. ............................................          1,771            14,150
     Pretoria Portland Cement Co., Ltd. .............................         71,456           214,779
     PSG Group, Ltd. ................................................         41,783           260,794
     Rainbow Chicken, Ltd. ..........................................          3,612             7,100
     Raubex Group, Ltd. .............................................         33,965            55,586
     Resilient Property Income Fund, Ltd. ...........................          9,751            41,942
     Reunert, Ltd. ..................................................         40,735           321,819
     Sanlam, Ltd. ...................................................        412,721         1,540,165
     Santam, Ltd. ...................................................         11,028           197,840
    *Sappi, Ltd. Sponsored ADR ......................................        144,086           425,054
     Sasol, Ltd. Sponsored ADR ......................................         66,400         3,003,936
    *Sentula Mining, Ltd. ...........................................        109,719            29,758
     Shoprite Holdings, Ltd. ........................................         38,387           568,312
    *Spar Group, Ltd. (The) .........................................         34,665           422,655
     Spur Corp., Ltd. ...............................................         30,509            52,149
     Standard Bank Group, Ltd. ......................................        146,446         1,812,558
    #Steinhoff International Holdings, Ltd. .........................        342,233         1,034,876
    *Super Group, Ltd. ..............................................        142,040            15,563
     Telkom South Africa, Ltd. ......................................         46,406           178,411
     Tiger Brands, Ltd. .............................................         15,427           444,460
     Tongaat-Hulett, Ltd. ...........................................         20,528           236,430
     Trencor, Ltd. ..................................................         32,989           138,567
     Truworths International, Ltd. ..................................         60,533           613,091
    *Village Main Reef, Ltd. ........................................         79,819            15,479
     Vodacom Group, Ltd. ............................................         21,318           240,644
     Vukile Property Fund, Ltd. .....................................         12,086            22,294
    *Wilson Bayly Holme-Ovcon, Ltd. .................................         10,035           136,079
     Woolworths Holdings, Ltd. ......................................        102,744           523,973
                                                                                       ---------------
TOTAL SOUTH AFRICA ..................................................                       35,351,975
                                                                                       ---------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (12.8%)
     Aekyung Petrochemical Co., Ltd. ................................            772   $        20,201
     Amorepacific Corp. .............................................            415           469,708
     Amorepacific Group .............................................            816           178,496
     Asia Cement Manufacturing Co., Ltd. ............................            200             6,257
    *Asiana Airlines, Inc. ..........................................         22,060           158,168
    *AUK Corp. ......................................................          1,620             3,938
    *Baiksan Co., Ltd. ..............................................          3,040             8,825
     Basic House Co., Ltd. (The) ....................................          2,980            44,173
     Bing Grae Co., Ltd. ............................................            675            34,278
    *BNG Steel Co., Ltd. ............................................          2,940            37,158
    *BS Financial Group, Inc. .......................................         19,870           218,690
    *Capro Corp. ....................................................          5,470           132,635
    *Charm Engineering Co., Ltd. ....................................            240               521
     Cheil Industrial, Inc. .........................................          8,908           786,888
     Cheil Worldwide, Inc. ..........................................          7,330           120,022
     Chosun Refractories Co., Ltd. ..................................            665            38,085
     CJ CGV Co., Ltd. ...............................................          1,060            24,451
     CJ Cheiljedang Corp. ...........................................          1,964           541,996
    *CJ E&M Corp. ...................................................            668            21,877
    *Cosmochemical Co., Ltd. ........................................          2,170            36,931
     Dae Han Flour Mills Co., Ltd. ..................................             61             7,823
     Dae Won Kang Up Co., Ltd. ......................................          6,670            29,836
     Daeduck Electronics Co., Ltd. ..................................         14,540           140,780
     Daeduck Industries Co., Ltd. ...................................          1,780            14,663
     Daehan Steel Co., Ltd. .........................................          5,050            26,101
     Dae-Il Corp. ...................................................          3,620            25,326
    *Daelim Industrial Co., Ltd. ....................................          7,832           678,517
     Daesang Corp. ..................................................          5,900            73,920
     Daesung Group Partners Co., Ltd. ...............................             12               661
     Daesung Holdings Co., Ltd. .....................................            380             2,451
     Daesung Industrial Co., Ltd. ...................................          1,084            30,523
    *Daewoo Engineering & Construction Co., Ltd. ....................         20,640           189,289
     Daewoo Securities Co., Ltd. ....................................         43,211           416,123
     Daewoo Shipbuilding & Marine Engineering Co., Ltd. .............         17,891           439,951
     Daishin Securities Co., Ltd. ...................................         11,250           102,996
     Daou Technology, Inc. ..........................................          4,580            41,275
    *DGB Financial Group, Inc. ......................................         40,650           511,701
     Dongaone Co., Ltd. .............................................          1,350             4,311
    *Dongbu HiTek Co., Ltd. .........................................          5,690            41,447
     Dongbu Insurance Co., Ltd. .....................................          6,043           254,407
     Dongbu Securities Co., Ltd. ....................................          1,790             6,655
     Dongbu Steel Co., Ltd. .........................................          4,494            23,081
     Dong-Il Corp. ..................................................             87             4,090
     Dongil Industries Co., Ltd. ....................................             71             3,702
     Dongkuk Steel Mill Co., Ltd. ...................................         12,440           288,105
     Dongwon Industries Co., Ltd. ...................................            600            89,075
    *Dongwon Systems Corp. ..........................................         25,650            22,464
     Dongyang Mechatronics Corp. ....................................          6,860            89,526
     Doosan Construction & Engineering Co., Ltd. ....................         11,900            41,670
     Doosan Corp. ...................................................          2,443           308,916
     Doosan Heavy Industries & Construction Co., Ltd. ...............          7,911           420,500
   #*Doosan Infracore Co., Ltd. .....................................          8,150           139,376
    *DuzonBIzon Co., Ltd. ...........................................          1,050             6,639
     E1 Corp. .......................................................            559            25,549
    *E-Mart Co., Ltd. ...............................................          1,712           447,233
    *Eugene Investment & Securities Co., Ltd. .......................          8,900            26,828
    *Foosung Co., Ltd. ..............................................          4,600            32,968
     Fursys, Inc. ...................................................          2,397            59,945
     GIIR, Inc. .....................................................          4,330            35,006
     Global & Yuasa Battery Co., Ltd. ...............................            700            24,450
     GS Engineering & Construction Corp. ............................          6,671           580,144

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *GS Global Corp. ................................................          3,860   $        41,727
     GS Holdings Corp. ..............................................          8,867           510,754
     Gwangju Shinsegae Co., Ltd. ....................................            188            30,293
     Halla Climate Control Corp. ....................................          7,210           152,510
     Halla Engineering & Construction Corp. .........................          3,190            41,308
     Han Yang Securities Co., Ltd. ..................................          4,640            25,857
     Hana Financial Group, Inc. .....................................         42,420         1,515,386
     Handsome Co., Ltd. .............................................          3,700            90,182
     Hanil Cement Co., Ltd. .........................................            735            28,052
     Hanil E-Wha Co., Ltd. ..........................................          3,540            32,400
    *Hanjin Heavy Industries & Construction Co., Ltd. ...............          6,898           122,070
     Hanjin Heavy Industries & Construction Holdings Co., Ltd. ......          3,084            21,497
     Hanjin Shipping Co., Ltd. ......................................         11,757           115,646
     Hanjin Shipping Holdings Co., Ltd. .............................          3,216            24,895
     Hanjin Transportation Co., Ltd. ................................          2,620            57,967
     Hankook Shell Oil Co., Ltd. ....................................            168            31,511
     Hankook Tire Manufacturing Co., Ltd. ...........................         17,380           693,708
     Hankuk Glass Industries, Inc. ..................................          2,050            46,330
     Hankuk Paper Manufacturing Co., Ltd. ...........................            590             9,885
     Hansol Chemical Co., Ltd. ......................................          2,630            38,631
     Hansol Paper Co., Ltd. .........................................         10,180            76,058
     Hansol Technics Co., Ltd. ......................................          1,257            27,074
     Hanssem Co., Ltd. ..............................................          2,170            43,715
    *Hanwha Chemical Corp. ..........................................         21,906           570,309
    *Hanwha Corp. ...................................................         14,024           492,194
    *Hanwha General Insurance Co., Ltd. .............................          2,480            18,028
     Hanwha Securities Co., Ltd. ....................................         11,644            52,793
    *HMC Investment Securities Co., Ltd. ............................          3,823            50,867
    *Honam Petrochemical Corp. ......................................          1,138           310,448
     Hotel Shilla Co., Ltd. .........................................          4,020           135,256
     HS R&A Co., Ltd. ...............................................            520             7,584
    *Huchems Fine Chemical Corp. ....................................          6,404           132,106
     Hwacheon Machine Tool Co., Ltd. ................................            240            11,110
     Hwashin Co., Ltd. ..............................................          4,660            66,911
     Hynix Semiconductor, Inc. ......................................         55,200         1,117,098
     Hyosung Corp. ..................................................          5,834           336,470
     Hyundai Corp. ..................................................          2,220            58,989
     Hyundai Department Store Co., Ltd. .............................          3,020           432,994
     Hyundai Development Co. ........................................         15,702           324,271
     Hyundai Elevator Co., Ltd. .....................................            593            96,233
     Hyundai Engineering & Construction Co., Ltd. ...................          4,016           255,538
     Hyundai Glovis Co., Ltd. .......................................          1,570           294,074
     Hyundai Greenfood Co., Ltd. ....................................         11,390           153,194
     Hyundai Heavy Industries Co., Ltd. .............................          3,386           904,617
    *Hyundai Hysco Co., Ltd. ........................................          5,350           207,095
    *Hyundai Marine & Fire Insurance Co., Ltd. ......................          8,700           251,916
    #Hyundai Merchant Marine Co., Ltd. ..............................          5,022           129,678
     Hyundai Mipo Dockyard Co., Ltd. ................................            677            73,572
     Hyundai Mobis ..................................................          4,578         1,310,184
     Hyundai Securities Co. .........................................         29,792           256,382
     Hyundai Steel Co. ..............................................         11,590         1,051,732
     Iljin Diamond Co., Ltd. ........................................          2,390            22,458
    *Iljin Display Co., Ltd. ........................................            140             1,290
     Iljin Electric Co., Ltd. .......................................          5,910            27,851
     Ilshin Spinning Co., Ltd. ......................................            221            17,081
     Industrial Bank of Korea, Ltd. .................................         33,890           444,918
     IS Dongseo Co., Ltd. ...........................................          1,905            13,616
     ISU Chemical Co., Ltd. .........................................          1,400            33,997
    #IsuPetasys Co., Ltd. ...........................................         10,870            55,032
     Jahwa Electronics Co., Ltd. ....................................            190             1,683
     Jeonbuk Bank, Ltd. .............................................          8,258            37,343

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     KB Financial Group, Inc. .......................................          5,640   $       218,504
   #*KB Financial Group, Inc. ADR ...................................         34,392         1,343,008
    #KC Tech Co., Ltd. ..............................................          7,549            34,729
     KCC Corp. ......................................................            789           191,249
    *Keangnam Enterprises, Ltd. .....................................            998             7,581
    *KEPCO Engineering & Construction Co., Inc. .....................            953            54,832
     KISCO Corp. ....................................................          1,168            25,203
     KISCO Holdings Co., Ltd. .......................................             41             1,381
     KISWIRE, Ltd. ..................................................          3,429           135,954
     KIWOOM Securities Co., Ltd. ....................................          1,838            97,299
     Kolon Corp. ....................................................          1,596            35,759
    *Kolon Engineering & Construction Co., Ltd. .....................          2,690            11,707
     Kolon Industries, Inc. .........................................          4,631           296,076
    *Korea Electric Power Corp. Sponsored ADR .......................         40,700           448,921
     Korea Electric Terminal Co., Ltd. ..............................          1,640            32,559
     Korea Exchange Bank ............................................         59,840           442,949
    *Korea Express Co., Ltd. ........................................          1,299            88,581
     Korea Flange Co., Ltd. .........................................            640             7,878
     Korea Gas Corp. ................................................          3,832           129,387
     Korea Investment Holdings Co., Ltd. ............................          9,790           325,198
     Korea Kolmar Co., Ltd. .........................................          3,410            21,055
    *Korea Komho Petrochemical Co., Ltd. ............................          1,839           311,664
    *Korea Life Insurance Co., Ltd. .................................         10,070            56,257
     Korea Petrochemical Industrial Co., Ltd. .......................            774            64,151
     Korea Reinsurance Co., Ltd. ....................................         11,124           149,612
     Korea Zinc Co., Ltd. ...........................................            834           244,452
    *Korean Air Co., Ltd. ...........................................          4,268           189,514
     KP Chemical Corp. ..............................................         14,380           202,852
     KPX Chemical Co., Ltd. .........................................            753            36,052
     KPX Fine Chemical Co., Ltd. ....................................            187             3,762
    *KTB Investment & Securities Co., Ltd. ..........................         13,480            26,952
     Kukdo Chemical Co., Ltd. .......................................          1,070            40,875
     Kumho Electric Co., Ltd. .......................................             10               196
    *Kumho Tire Co., Inc. ...........................................          1,669            16,597
     Kyeryong Construction Industrial Co., Ltd. .....................          1,260            16,619
     Kyobo Securities Co., Ltd. .....................................            830             3,635
     Kyungdong City Gas Co., Ltd. ...................................            130             6,077
     LG Chemical, Ltd. ..............................................          3,016           973,221
     LG Corp. .......................................................          9,280           543,097
     LG Display Co., Ltd. ...........................................          1,280            25,990
    #LG Display Co., Ltd. ADR .......................................         85,325           858,369
     LG Fashion Corp. ...............................................          4,274           172,062
    *LG Hausys, Ltd. ................................................            970            69,385
     LG Household & Healthcare Co., Ltd. ............................          1,413           638,162
   #*LG Innotek Co., Ltd. ...........................................          2,914           192,240
    #LG International Corp. .........................................          5,797           255,946
     LG Uplus Corp. .................................................         44,190           263,170
     LIG Insurance Co., Ltd. ........................................          5,980           127,297
     Lotte Chilsung Beverage Co., Ltd. ..............................            109           122,371
     Lotte Confectionary Co., Ltd. ..................................            170           265,824
     Lotte Midopa Co., Ltd. .........................................          3,310            45,634
     Lotte Sam Kang Co., Ltd. .......................................            142            42,484
     Lotte Shopping Co., Ltd. .......................................          1,777           637,770
     LS Corp. .......................................................          4,171           296,868
     Macquarie Korea Infrastructure Fund ............................         34,642           159,110
    *Meritz Finance Holdings Co., Ltd. ..............................          7,690            15,976
     Meritz Fire Marine Insurance Co., Ltd. .........................         14,061           133,055
     Meritz Securities Co., Ltd. ....................................         56,485            35,621
     Mirae Asset Securities Co., Ltd. ...............................          4,015           127,790
     Moorim P&P Co., Ltd. ...........................................          4,440            22,669
     Motonic Corp. ..................................................          5,120            35,885

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     Namhae Chemical Corp. ..........................................          3,020   $        29,499
     NCsoft Corp. ...................................................          2,380           748,209
     Nexen Corp. ....................................................            362            24,202
     Nexen Tire Corp. ...............................................          8,560           144,161
     NH Investment & Securities Co., Ltd. ...........................          2,800            12,528
    *NHN Corp. ......................................................          2,253           470,022
     Nong Shim Holdings Co., Ltd. ...................................             96             4,298
     NongShim Co., Ltd. .............................................            411            80,538
    #OCI Co., Ltd. ..................................................          1,712           351,362
    *ORION Corp. ....................................................            553           296,676
     Ottogi Corp. ...................................................            251            29,434
    *Pharmicell Co., Ltd. ...........................................            602            53,408
     Poongsan Corp. .................................................          3,090            93,997
     Poongsan Holdings Corp. ........................................             40             1,057
    *POSCO ADR ......................................................         31,267         2,686,461
     Pulmuone Co., Ltd. .............................................            234             7,124
     Pusan City Gas Co., Ltd. .......................................          2,730            46,852
     S&T Daewoo Co., Ltd. ...........................................          1,270            38,180
     S&T Dynamics Co., Ltd. .........................................          4,770            63,827
     S1 Corp. .......................................................          2,515           130,889
   #*Saehan Industries, Inc. ........................................         52,090            41,584
     Sajo Industries Co., Ltd. ......................................            435            20,883
     Sam Kwang Glass Industrial Co., Ltd. ...........................            501            30,706
     Samchully Co., Ltd. ............................................            519            44,764
     Samick THK Co., Ltd. ...........................................          3,270            24,050
     Samsung C&T Corp. ..............................................         21,717         1,342,753
     Samsung Card Co., Ltd. .........................................          2,913           109,159
     Samsung Electro-Mechanics Co., Ltd. ............................          8,599           651,331
    #Samsung Electronics Co., Ltd. ..................................          8,704         7,492,936
     Samsung Engineering Co., Ltd. ..................................          2,959           604,374
     Samsung Fine Chemicals Co., Ltd. ...............................          4,360           209,182
     Samsung Fire & Marine Insurance, Ltd. ..........................          3,894           828,001
     Samsung Heavy Industries Co., Ltd. .............................         17,740           541,218
     Samsung SDI Co., Ltd. ..........................................          7,927           954,882
     Samsung Securities Co., Ltd. ...................................          7,038           363,667
    *Samwha Capacitor Co., Ltd. .....................................          1,250             7,283
     Samyang Corp. ..................................................          1,288            94,026
    *Samyoung Chemical Co., Ltd. ....................................          6,670            34,554
     Samyoung Electronics Co., Ltd. .................................          4,300            34,747
    *SBS Media Holdings Co., Ltd. ...................................          2,890            11,800
    #Seah Besteel Corp. .............................................          2,646           134,119
     SeAH Holdings Corp. ............................................            380            43,590
     SeAH Steel Corp. ...............................................            610            45,136
     Sebang Co., Ltd. ...............................................          3,010            39,031
     Sejong Industrial Co., Ltd. ....................................          4,220            59,121
     Seoul City Gas Co., Ltd. .......................................            380            16,114
    *Sewon Cellontech Co., Ltd. .....................................          9,450            34,592
     Shinhan Financial Group Co., Ltd. ..............................         18,910           753,320
     Shinhan Financial Group Co., Ltd. ADR ..........................         17,144         1,364,662
     Shinsegae Co., Ltd. ............................................             72            18,108
    *Shinsung Solar Energy Co., Ltd. ................................          4,280            15,139
     Silla Trading Co., Ltd. ........................................          4,025            42,335
    *SK C&C Co., Ltd. ...............................................          1,683           228,536
     SK Chemicals Co., Ltd. .........................................          3,598           230,182
     SK Gas Co., Ltd. ...............................................            360            23,709
     SK Holdings Co., Ltd. ..........................................          2,566           341,603
     SK Innovation Co., Ltd. ........................................          6,256           941,412
    *SK Networks Co., Ltd. ..........................................         23,060           231,079
    *SK Securities Co., Ltd. ........................................         48,330            60,112
     SK Telecom Co., Ltd. ...........................................            418            55,659
     SKC Co., Ltd. ..................................................          3,978           152,712

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *SL Corp. .......................................................          3,100   $        72,218
     S-Oil Corp. ....................................................          4,459           462,725
     Songwon Industrial Co., Ltd. ...................................          1,560            17,562
     STX Corp. ......................................................          6,226            78,824
     STX Offshore & Shipbuilding Co., Ltd. ..........................          9,227           128,569
    #STX Pan Ocean Co., Ltd. ........................................         23,090           151,721
    *Sung Jin Geotec Co., Ltd. ......................................          2,600            25,938
     TaeKwang Industrial Co., Ltd. ..................................             62            82,493
     Taeyoung Engineering & Construction Co., Ltd. ..................          5,760            30,555
    *Taihan Electric Wire Co., Ltd. .................................         28,623           104,749
    *Tong Yang Life Insurance .......................................         11,060           132,545
    *Tongyang, Inc. .................................................         24,813            19,945
     TS Corp. .......................................................            730            14,612
     Unid Co., Ltd. .................................................            995            50,347
    *Visang Education, Inc. .........................................            650             3,774
     Woongjin Coway Co., Ltd. .......................................          5,150           177,412
    *Woongjin Holdings Co., Ltd. ....................................          4,297            26,103
    *Woongjin Thinkbig Co., Ltd. ....................................          2,472            35,502
    *Woori Finance Holdings Co., Ltd. ...............................         60,800           581,639
    #Woori Finance Holdings Co., Ltd. ADR ...........................          3,400            98,260
     Woori Financial Co., Ltd. ......................................          2,670            34,495
     Woori Investment & Securities Co., Ltd. ........................         26,940           295,017
     Youlchon Chemical Co., Ltd. ....................................          5,230            39,178
     Young Poong Corp. ..............................................            316           327,542
     Youngone Corp. .................................................          7,194           163,602
     Youngone Holdings Co., Ltd. ....................................          2,666           102,089
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                       60,347,073
                                                                                       ---------------
TAIWAN -- (11.8%)
    *A.G.V. Products Corp. ..........................................         85,914            29,042
    *Ability Enterprise Co., Ltd. ...................................         52,892            48,755
     AcBel Polytech, Inc. ...........................................        125,685            57,985
     Accton Technology Corp. ........................................        113,858            59,989
     Ace Pillar Co., Ltd. ...........................................         13,200            23,407
     Acer, Inc. .....................................................        346,270           395,382
     ACHEM Technology Corp. .........................................         57,400            25,760
     Action Electronics Co., Ltd. ...................................         45,408            13,640
     Adlink Technology, Inc. ........................................         20,700            22,981
    #Advanced Semiconductor Engineering, Inc. ADR ...................        105,373           465,749
     Advancetek Enterprise Co., Ltd. ................................         29,580            23,833
     Advantech Co., Ltd. ............................................         12,345            33,598
     ALI Corp. ......................................................         32,000            36,957
     Alpha Networks, Inc. ...........................................         62,000            41,783
    *Altek Corp. ....................................................         47,183            43,610
     Ambassador Hotel (The) .........................................         66,000            79,409
     AmTRAN Technology Co., Ltd. ....................................        266,907           155,934
     Apex Biotechnology Corp. .......................................         19,000            41,126
    *Arima Communications Corp. .....................................         80,000            55,887
    *Arima Optoelectronics Corp. ....................................         44,000             7,429
     Asia Cement Corp. ..............................................        421,100           507,238
    *Asia Optical Co, Inc. ..........................................         45,000            50,168
     Asia Polymer Corp. .............................................         66,500            90,023
     Asia Vital Components Co., Ltd. ................................         37,417            25,743
     ASROCK, Inc. ...................................................          8,000            25,530
     Asustek Computer, Inc. .........................................         73,996           514,434
     Aten International Co., Ltd. ...................................         35,380            64,929
     AU Optronics Corp. Sponsored ADR ...............................        158,696           679,219
     Audix Corp. ....................................................          2,000             1,879
     Aurora Corp. ...................................................         19,693            31,914
     Aurora Systems Corp. ...........................................         22,000            27,047
    *Avermedia Technologies, Inc. ...................................         55,690            48,066

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Avision, Inc. ..................................................         64,693   $        26,770
     Awea Mechantronic Co., Ltd. ....................................         12,600            11,279
     Bank of Kaohsiung ..............................................        129,376            41,718
    *Basso Industry Corp., Ltd. .....................................         63,000            41,791
     BES Engineering Corp. ..........................................        588,000           163,668
     Biostar Microtech International Corp. ..........................          6,000             3,123
    *Bright Led Electronics Corp. ...................................          8,100             4,766
     C Sun Manufacturing, Ltd. ......................................         21,000            14,460
     Cameo Communications, Inc. .....................................         56,180            17,730
     Capital Securities Corp. .......................................        314,731           120,885
     Career Technology (MFG.) Co., Ltd. .............................         50,000            77,260
    *Carnival Industrial Corp. ......................................        123,000            36,714
     Catcher Technology Co., Ltd. ...................................         48,509           270,268
     Cathay Financial Holdings Co., Ltd. ............................        509,339           607,408
     Cathay Real Estate Development Co., Ltd. .......................        130,000            53,021
     Champion Building Materials Co., Ltd. ..........................         27,000            15,550
     Chang Hwa Commercial Bank ......................................        572,310           368,354
     Chang Wah Electromaterials, Inc. ...............................          9,270            23,270
     Charoen Pokphand Enterprises Co., Ltd. .........................         24,000            12,074
     Cheng Loong Corp. ..............................................        171,480            67,155
     Cheng Shin Rubber Industry Co., Ltd. ...........................        156,236           356,362
     Cheng Uei Precision Industry Co., Ltd. .........................         84,257           189,318
     Chenming Mold Industrial Corp. .................................          4,000             3,403
     Chia Hsin Cement Corp. .........................................        123,912            61,076
     Chicony Electronics Co., Ltd. ..................................         66,491           111,106
     Chien Kuo Construction Co., Ltd. ...............................         52,675            27,079
     Chilisin Electronics Corp. .....................................          7,000             3,303
    *Chimei Innolux Corp. ...........................................        917,232           368,440
     China Airlines, Ltd. ...........................................        428,951           215,817
     China Development Financial Holding Corp. ......................      1,504,087           475,970
     China Electric Manufacturing Co., Ltd. .........................        119,000            80,607
     China Hi-Ment Corp. ............................................         12,618            16,936
     China Life Insurance Co., Ltd. .................................        271,119           300,495
    *China Man-Made Fiber Co., Ltd. .................................        427,000           151,155
     China Metal Products Co., Ltd. .................................         54,513            43,688
    *China Motor Co., Ltd. ..........................................         90,035            86,067
     China Petrochemical Development Corp. ..........................        298,908           347,125
     China Steel Chemical Corp. .....................................         39,227           184,624
     China Steel Corp. ..............................................        920,724           916,036
     China Steel Structure Co., Ltd. ................................          2,000             1,861
     China Synthetic Rubber Corp. ...................................         70,735            61,226
    *China Wire & Cable Co., Ltd. ...................................         27,000             8,443
     Chinatrust Financial Holdings Co., Ltd. ........................      1,151,041           754,389
     Chinese Maritime Transport, Ltd. ...............................         26,000            39,161
     Chin-Poon Industrial Co., Ltd. .................................        106,113            67,403
     Chong Hong Construction Co. ....................................         30,582            71,183
     Chroma Ate, Inc. ...............................................         71,466           142,590
     Chun Yuan Steel Industrial Co., Ltd. ...........................        131,646            54,688
     Chung Hsin Electric & Machinery Co., Ltd. ......................         78,000            40,577
     Chung Hung Steel Corp. .........................................        244,889            84,178
     Chung Hwa Pulp Corp. ...........................................         57,680            21,067
     Chunghwa Telecom Co., Ltd. .....................................          8,800            29,442
    #Chunghwa Telecom Co., Ltd. ADR .................................         25,450           855,883
    *Chungwa Picture Tubes Co., Ltd. ................................      1,286,792            78,347
     Clevo Co., Ltd. ................................................         82,735           144,809
    *CMC Magnetics Corp. ............................................        846,000           168,216
     Collins Co., Ltd. ..............................................         47,770            23,549
     Compal Communications, Inc. ....................................         33,000            47,140
     Compal Electronics, Inc. .......................................        710,086           651,702
    *Compeq Manufacturing Co., Ltd. .................................        314,000           123,572
     Continental Holdings Corp. .....................................        125,000            44,285

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     CSBC Corp. Taiwan ..............................................         36,000   $        29,929
     CTCI Corp. .....................................................        141,555           180,109
     CviLux Corp. ...................................................         11,329            13,912
     Cyberlink Corp. ................................................         12,034            27,851
     Cybertan Technology, Inc. ......................................         52,576            52,419
     DA CIN Construction Co., Ltd. ..................................         41,000            24,215
     Darfon Electronics Corp. .......................................         54,000            32,649
     Davicom Semiconductor, Inc. ....................................         14,280             9,962
     Delpha Construction Co., Ltd. ..................................         59,450            20,073
     Delta Electronics, Inc. ........................................        104,521           245,755
     Depo Auto Parts Industrial Co., Ltd. ...........................         24,000            45,274
     Diamond Flower Electric Instrument Co., Ltd. ...................         46,460            37,418
     D-Link Corp. ...................................................        191,329           153,851
     Dynamic Electronics Co., Ltd. ..................................         55,616            22,298
     E.Sun Financial Holding Co., Ltd. ..............................        810,819           404,092
    *Eastern Media International Corp. ..............................        263,750            40,634
     Eclat Textile Co., Ltd. ........................................         20,140            31,071
     Elan Microelectronics Corp. ....................................         63,370            62,951
     Elite Material Co., Ltd. .......................................         39,909            31,172
    *Elite Semiconductor Memory Technology, Inc. ....................         56,000            56,089
    *Elitegroup Computer Systems Co., Ltd. ..........................        219,782            53,972
     EnTie Commercial Bank ..........................................        212,500            83,548
     Epistar Corp. ..................................................        112,433           208,167
     Eternal Chemical Co., Ltd. .....................................        110,721            90,906
     Eva Airways Corp. ..............................................        145,533           105,279
    *Everest Textile Co., Ltd. ......................................         83,000            17,393
     Evergreen International Storage & Transport Corp. ..............        136,000            81,111
     Evergreen Marine Corp., Ltd. ...................................        210,799           115,574
     Everlight Chemical Industrial Corp. ............................        138,600            86,190
    *Everlight Electronics Co., Ltd. ................................         43,149            79,796
    *Excelsior Medical Co., Ltd. ....................................         24,793            50,732
     Far Eastern Department Stores Co., Ltd. ........................        169,950           259,840
     Far Eastern International Bank .................................        332,622           138,427
     Far Eastern New Century Corp. ..................................        289,451           340,312
     Far EasTone Telecommunications Co., Ltd. .......................        161,000           264,019
     Faraday Technology Corp. .......................................         52,738            47,709
    *Farglory F T Z Investment Holding Co., Ltd. ....................         17,000            10,607
     Farglory Land Development Co., Ltd. ............................         51,000            86,102
     Favite, Inc. ...................................................         12,120             5,730
     Federal Corp. ..................................................         99,978            52,409
     Feng Hsin Iron & Steel Co., Ltd. ...............................         87,550           147,231
     Feng Tay Enterprise Co., Ltd. ..................................         87,202            75,582
     First Copper Technology Co., Ltd. ..............................         44,000            13,750
     First Financial Holding Co., Ltd. ..............................        837,720           556,073
     First Hotel ....................................................         56,534            41,540
     First Insurance Co., Ltd. ......................................         93,606            45,286
     First Steamship Co., Ltd. ......................................         25,000            41,931
     FLEXium Interconnect, Inc. .....................................         24,379            63,484
     Flytech Technology Co., Ltd. ...................................         11,549            22,115
     Forhouse Corp. .................................................        133,000            75,135
     Formosa Advanced Technologies Co., Ltd. ........................         28,000            25,684
     Formosa Chemicals & Fiber Co., Ltd. ............................        198,610           574,790
     Formosa Epitaxy, Inc. ..........................................         52,000            32,598
     Formosa International Hotels Corp. .............................          4,805            70,228
    *Formosa Petrochemical Corp. ....................................         42,000           132,089
     Formosa Plastics Corp. .........................................        277,360           815,741
     Formosa Taffeta Co., Ltd. ......................................        110,000           101,631
     Formosan Rubber Group, Inc. ....................................        129,000            92,488
     Formosan Union Chemical Corp. ..................................         62,060            38,763
    *Fortune Electric Co., Ltd. .....................................         66,072            34,966
     Founding Construction & Development Co., Ltd. ..................         53,410            35,112

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Foxconn Technology Co., Ltd. ...................................         30,562   $       106,520
    *Froch Enterprise Co., Ltd. .....................................          2,000               860
     FSP Technology, Inc. ...........................................         24,349            20,131
     Fubon Financial Holding Co., Ltd. ..............................        556,596           652,573
     Fwusow Industry Co., Ltd. ......................................         28,840            16,655
     Gem Terminal Industries Co., Ltd. ..............................         10,000             5,252
     Gemtek Technology Corp. ........................................         60,574            57,221
    *Genesis Photonics, Inc. ........................................         46,646            66,530
     Genius Electronic Optical Co., Ltd. ............................          2,000            14,738
     GeoVision, Inc. ................................................          7,697            25,415
     Getac Technology Corp. .........................................         43,000            23,595
     Giant Manufacture Co., Ltd. ....................................         50,287           194,589
     Giga Storage Corp. .............................................         57,213            37,857
     Giga-Byte Technology Co., Ltd. .................................         69,000            55,895
     Gintech Energy Corp. ...........................................         98,703           122,961
     Global Brands Manufacture, Ltd. ................................         12,826             6,248
    *Global Mixed Mode Technology, Inc. .............................          4,000            11,637
     Global Unichip Corp. ...........................................          5,000            19,849
    *Globe Union Industrial Corp. ...................................         53,552            32,705
     Gold Circuit Electronics, Ltd. .................................        102,263            28,399
     Goldsun Development & Construction Co., Ltd. ...................        296,730           135,136
     Good Will Instrument Co., Ltd. .................................          5,250             3,871
     Grand Pacific Petrochemical Corp. ..............................        277,000           136,788
     Grape King, Inc. ...............................................         26,000            38,831
     Great China Metal Industry Co., Ltd. ...........................         25,000            27,690
     Great Taipei Gas Co., Ltd. .....................................         78,000            46,271
     Great Wall Enterprise Co., Ltd. ................................        127,066           129,400
     Greatek Co., Ltd. ..............................................        112,702            76,606
     Green Energy Technology, Inc. ..................................         25,749            25,547
     GTM Corp. ......................................................         39,000            19,836
    *Hannstar Board Corp. ...........................................         48,681            21,769
    *HannStar Display Corp. .........................................      1,581,000            91,010
    *HannsTouch Solution, Inc. ......................................        237,061            59,349
     Harvatek Corp. .................................................          7,792             4,447
     Hey Song Corp. .................................................        136,000           135,156
     Highwealth Construction Corp. ..................................         57,462            99,384
     Hiti Digital, Inc. .............................................          7,559             5,831
     Hitron Technologies, Inc. ......................................          9,000             5,185
    *Hiwin Technologies Corp. .......................................         14,420           130,361
    *Ho Tung Holding Corp. ..........................................        176,198            98,829
    *Hocheng Corp. ..................................................        114,300            33,830
     Hold-Key Electric Wire & Cable Co., Ltd. .......................         22,810             8,540
     Holiday Entertainment Co., Ltd. ................................         26,400            37,421
     Holtek Semiconductor, Inc. .....................................         17,000            16,195
     Holy Stone Enterprise Co., Ltd. ................................         56,000            51,792
     Hon Hai Precision Industry Co., Ltd. ...........................        840,220         2,303,360
     Hong Tai Electric Industrial Co., Ltd. .........................          9,000             2,883
     Hotai Motor Co., Ltd. ..........................................         42,000           182,717
     Hsin Kuang Steel Co., Ltd. .....................................         44,788            32,101
     HTC Corp. ......................................................         47,660         1,071,090
     Hua Eng Wire & Cable Co., Ltd. .................................        157,000            45,060
     Hua Nan Financial Holding Co., Ltd. ............................        596,202           388,402
     Huaku Development Co., Ltd. ....................................         42,613           100,050
     Huang Hsiang Construction Co. ..................................         16,000            33,795
     Hung Poo Construction Corp. ....................................         56,609            47,755
     Hung Sheng Construction Co., Ltd. ..............................        242,000           112,112
    *Hwa Fong Rubber Co., Ltd. ......................................         19,000             4,827
    *Ichia Technologies, Inc. .......................................         62,897            37,040
     I-Chiun Precision Industry Co., Ltd. ...........................         16,000             8,010
     ICP Electronics, Inc. ..........................................          5,000             6,971
     Infortrend Technology, Inc. ....................................         46,798            46,649

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    *Inotera Memories, Inc. .........................................        650,000   $        96,050
     Inventec Corp. .................................................        719,523           258,582
     I-Sheng Electric Wire & Cable Co., Ltd. ........................         19,000            23,689
     ITE Technology, Inc. ...........................................         15,000            15,360
     ITEQ Corp. .....................................................         44,817            48,454
    *Jess-Link Products Co., Ltd. ...................................         35,500            39,135
     Johnson Health Tech Co., Ltd. ..................................         24,600            51,769
     K Laser Technology, Inc. .......................................          7,000             2,496
     Kang Na Hsiung Enterprise Co., Ltd. ............................         15,000             7,944
    *Kao Hsing Chang Iron & Steel Corp. .............................        140,000            21,060
     Kaulin Manufacturing Co., Ltd. .................................          4,000             3,123
     Kee Tai Properties Co., Ltd. ...................................         68,226            34,626
     Kenda Rubber Industrial Co., Ltd. ..............................        125,684           145,027
     Kerry TJ Logistics Co., Ltd. ...................................         75,000            79,048
     Kian Shen Corp. ................................................         14,700            24,196
     King Slide Works Co., Ltd. .....................................          6,050            25,982
     King Yuan Electronics Co., Ltd. ................................        358,529           138,024
     Kingdom Construction Co., Ltd. .................................         54,000            35,251
    *King's Town Bank ...............................................        224,000           139,064
     King's Town Construction Co., Ltd. .............................         58,215            42,077
     Kinik Co. ......................................................         10,000            13,746
     Kinko Optical Co., Ltd. ........................................         47,000            62,163
     Kinpo Electronics, Inc. ........................................        347,028            88,834
     Kinsus Interconnect Technology Corp. ...........................         50,009           172,721
     Knowledge-Yield-Excellence Systems Corp. .......................         98,689            43,491
     KS Terminals, Inc. .............................................         23,760            15,943
    *Kuoyang Construction Co., Ltd. .................................         86,000            37,105
     Kwong Fong Industries Corp. ....................................         99,800            33,598
     L&K Engineering Co., Ltd. ......................................         24,000            20,270
     Lan Fa Textile Co., Ltd. .......................................         78,277            29,431
     Largan Precision Co., Ltd. .....................................          9,306           208,048
     LCY Chemical Corp. .............................................         63,484           107,476
     Leader Electronics, Inc. .......................................          6,602             2,224
     Leadtrend Technology Corp. .....................................          4,159             8,772
     Lealea Enterprise Co., Ltd. ....................................        161,590            61,544
    *Ledtech Electronics Corp. ......................................         35,338            17,437
     Lee Chi Enterprises Co., Ltd. ..................................         40,000            15,263
     Lelon Electronics Corp. ........................................         33,000            18,839
    *Leofoo Development Co., Ltd. ...................................         85,000            55,946
     Les Enphants Co., Ltd. .........................................          3,828             4,176
     Li Peng Enterprise Co., Ltd. ...................................         69,300            23,566
     Lian Hwa Foods Corp. ...........................................         16,480            21,853
     Lien Hwa Industrial Corp. ......................................        101,728            62,691
     Lingsen Precision Industries, Ltd. .............................         89,000            45,434
     LITE-ON IT Corp. ...............................................         96,904            90,607
     Lite-On Semiconductor Corp. ....................................         69,000            35,960
     Lite-On Technology Corp. .......................................        688,784           649,963
     Long Bon International Co., Ltd. ...............................        109,915            39,596
     Long Chen Paper Co., Ltd. ......................................        122,969            38,222
    *Lotes Co., Ltd. ................................................         15,631            44,505
    *Lucky Cement Corp. .............................................        106,000            21,605
     Lumax International Corp., Ltd. ................................         15,750            36,030
     Macronix International Co., Ltd. ...............................        716,775           270,849
     Makalot Industrial Co., Ltd. ...................................         47,000           106,206
     Marketech International Corp. ..................................         23,000            14,886
     Masterlink Securities Corp. ....................................        263,000            94,467
     Maxtek Technology Co., Ltd. ....................................          8,000             5,584
     Mayer Steel Pipe Corp. .........................................         37,259            19,265
     Media Tek, Inc. ................................................         23,360           245,146
     Mega Financial Holding Co., Ltd. ...............................        685,780           527,157
     Meiloon Co., Ltd. ..............................................          9,000             3,547

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Mercuries & Associates, Ltd. ...................................         71,250   $        75,717
    *Mercuries Data Systems, Ltd. ...................................         18,000             8,227
     Merida Industry Co., Ltd. ......................................         12,000            28,759
     Merry Electronics Co., Ltd. ....................................         37,000            44,220
    *Microelectronics Technology, Inc. ..............................        114,947            26,235
     Micro-Star International Co., Ltd. .............................        278,233           124,025
     Mirle Automation Corp. .........................................         59,850            47,242
     Mitac International Corp. ......................................        234,966            83,622
    *Mosel Vitelic, Inc. ............................................        150,000            21,861
     Nak Sealing Technologies Corp. .................................         16,000            25,979
    *Namchow Chemical Industrial Co., Ltd. ..........................         70,000            63,813
     Nan Ya Plastic Corp. ...........................................        306,450           689,398
     Nan Ya Printed Circuit Board Corp. .............................         25,072            72,955
     Nankang Rubber Tire Co., Ltd. ..................................         91,939           158,656
     Nantex Industry Co., Ltd. ......................................         71,561            62,588
    *Nanya Technology Corp. .........................................        280,000            27,605
     National Petroleum Co., Ltd. ...................................         57,000            60,145
    *New Asia Construction & Development Co., Ltd. ..................         21,120             6,722
     Nichidenbo Corp. ...............................................         41,124            35,697
     Nien Hsing Textile Co., Ltd. ...................................        109,996            78,243
     Novatek Microelectronics Corp. .................................         22,000            53,930
    *Ocean Plastics Co., Ltd. .......................................         27,000            17,154
     Opto Tech Corp. ................................................        150,000            60,434
    *Orient Semiconductor Electronics, Ltd. .........................         68,000            10,962
    *Oriental Union Chemical Corp. ..................................        104,292           136,187
     Pan Jit International, Inc. ....................................        158,612            86,442
     Pan-International Industrial Corp. .............................         46,654            46,775
     Paragon Technologies Co., Ltd. .................................         10,149            11,047
     Pegatron Corp. .................................................        122,037           131,808
     Phihong Technology Co., Ltd. ...................................         57,584            75,492
    *Pihsiang Machinery Manufacturing Co., Ltd. .....................         27,000            34,391
     Pou Chen Corp. .................................................        543,144           417,519
    *Power Quotient International Co., Ltd. .........................         48,000            16,642
    *Powercom Co., Ltd. .............................................         38,000            29,735
    *Powertech Industrial Co., Ltd. .................................         16,000            11,931
     Powertech Technology, Inc. .....................................         84,400           205,477
     President Chain Store Corp. ....................................         35,000           194,626
     President Securities Corp. .....................................        236,779           121,160
     Prince Housing & Development Corp. .............................        157,490           114,616
     Promate Electronic Co., Ltd. ...................................         13,000             7,940
    *Promise Technology, Inc. .......................................          2,000             1,179
     Qisda Corp. ....................................................        338,439            92,477
     Quanta Computer, Inc. ..........................................        250,715           493,367
    *Quintain Steel Co., Ltd. .......................................          9,000             2,413
    *Radiant Opto-Electronics Corp. .................................         66,282           194,827
     Radium Life Tech Corp. .........................................        118,542           106,633
     Ralec Electronic Corp. .........................................          1,000             1,291
     Realtek Semiconductor Corp. ....................................        102,372           170,524
     Rechi Precision Co., Ltd. ......................................         66,950            52,015
    *Richtek Technology Corp. .......................................         22,537           113,312
    *Ritek Corp. ....................................................        995,117           190,844
    *Ruentex Development Co., Ltd. ..................................         56,000            66,731
    *Ruentex Industries, Ltd. .......................................         64,186           129,176
     Sampo Corp. ....................................................        140,000            37,747
     San Fang Chemical Industry Co., Ltd. ...........................         43,852            35,254
     Sanyang Industrial Co., Ltd. ...................................         90,684            53,881
     Sanyo Electric Taiwan Co., Ltd. ................................          2,000             1,814
    *SDI Corp. ......................................................          1,000               712
     Senao International Co., Ltd. ..................................         22,000            76,321
     Sercomm Corp. ..................................................         39,000            41,936
     Sheng Yu Steel Co., Ltd. .......................................         49,000            31,188

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    *ShenMao Technology, Inc. .......................................         15,435   $        20,106
     Shihlin Electric & Engineering Corp. ...........................        106,000           110,129
    *Shihlin Paper Corp. ............................................         28,000            46,805
    *Shin Kong Financial Holding Co., Ltd. ..........................        820,589           255,587
     Shin Zu Shing Co., Ltd. ........................................         25,149            49,387
    *Shining Building Business Co., Ltd. ............................         42,550            44,260
     Shinkong Insurance Co., Ltd. ...................................         72,557            41,770
     Shinkong Synthetic Fibers Co., Ltd. ............................        437,188           136,778
    *Shuttle, Inc. ..................................................         23,000             7,354
     Sigurd Microelectronics Corp. ..................................        111,559            78,740
     Silicon Integrated Systems Corp. ...............................        166,126            64,609
     Siliconware Precision Industries Co. ...........................         40,000            41,063
   #*Siliconware Precision Industries Co. Sponsored ADR .............         81,399           423,275
     Silitech Technology Corp. ......................................          7,208            19,484
     Sincere Navigation Corp. .......................................         43,350            39,426
     Sinkong Textile Co., Ltd. ......................................         35,800            46,044
     Sinon Corp. ....................................................         13,000             5,132
     SinoPac Holdings Co., Ltd. .....................................      1,132,088           366,507
     Sinyi Realty Co., Ltd. .........................................         19,924            27,325
    *Sitronix Technology Corp. ......................................         24,434            28,571
     Siward Crystal Technology Co., Ltd. ............................         22,000             7,760
    *Sonix Technology Co., Ltd. .....................................          9,000            12,282
     Southeast Cement Co., Ltd. .....................................        142,000            50,132
     Spirox Corp. ...................................................          4,140             2,168
     Springsoft, Inc. ...............................................         22,498            24,699
     Standard Foods Taiwan, Ltd. ....................................         36,828           119,762
     Stark Technology, Inc. .........................................         15,000            13,663
     Sunonwealth Electric Machine Industry Co., Ltd. ................         44,000            39,091
     Sunplus Technology Co., Ltd. ...................................         56,000            22,450
     Sunrex Technology Corp. ........................................         84,028            59,314
     Sunspring Metal Corp. ..........................................          6,000             5,840
     Synnex Technology International Corp. ..........................        138,874           340,419
    *Ta Chen Stainless Pipe Co., Ltd. ...............................        124,311            63,835
    *Ta Chong Bank, Ltd. ............................................        326,800            94,078
     Ta Ya Electric Wire & Cable Co., Ltd. ..........................        152,174            40,714
     Tah Hsin Industrial Corp. ......................................         50,000            48,980
     TA-I Technology Co., Ltd. ......................................         53,992            38,138
    *Taichung Commercial Bank .......................................        413,415           139,123
     Tainan Spinning Co., Ltd. ......................................        351,951           155,483
     Taishin Financial Holdings Co., Ltd. ...........................      1,450,031           613,969
     Taisun Enterprise Co., Ltd. ....................................        115,360            62,187
     Taita Chemical Co., Ltd. .......................................         78,400            33,844
     Taiwan Acceptance Corp. ........................................         12,000            23,366
    *Taiwan Business Bank ...........................................        412,597           134,738
     Taiwan Cement Corp. ............................................        730,375           912,151
     Taiwan Cogeneration Corp. ......................................         96,077            61,838
     Taiwan Cooperative Bank ........................................        600,986           394,428
     Taiwan Fertilizer Co., Ltd. ....................................        124,000           319,603
     Taiwan Fire & Marine Insurance Co., Ltd. .......................         72,520            54,702
     Taiwan Glass Industrial Corp. ..................................        200,533           246,724
     Taiwan Hon Chuan Enterprise Co., Ltd. ..........................         53,054           114,432
    *Taiwan Kolin Co., Ltd. .........................................        292,000                --
    *Taiwan Land Development Corp. ..................................        156,128            61,708
     Taiwan Life Insurance Co., Ltd. ................................         66,425            48,705
     Taiwan Mask Corp. ..............................................        120,700            42,849
     Taiwan Mobile Co., Ltd. ........................................        127,800           366,211
     Taiwan Navigation Co., Ltd. ....................................         66,000            64,058
     Taiwan Paiho Co., Ltd. .........................................         52,400            39,399
     Taiwan Pulp & Paper Corp. ......................................         26,000             9,654
     Taiwan Secom Co., Ltd. .........................................         30,000            54,131
     Taiwan Semiconductor Manufacturing Co., Ltd. ...................      1,123,214         2,737,134

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Taiwan Sogo Shinkong Security Co., Ltd. ........................         76,117   $        65,293
    *Taiwan Styrene Monomer Corp. ...................................        134,528            34,184
     Taiwan Tea Corp. ...............................................        156,648            82,598
     Taiyen Biotech Co., Ltd. .......................................         24,000            20,666
    *Tatung Co., Ltd. ...............................................        415,128           146,162
     Teco Electric & Machinery Co., Ltd. ............................        493,000           287,619
     Test Research, Inc. ............................................         32,581            40,690
     Test-Rite International Co., Ltd. ..............................         30,777            22,418
    *Thinking Electronic Industrial Co., Ltd. .......................         18,000            16,991
     Thye Ming Industrial Co., Ltd. .................................         30,000            31,168
     Ton Yi Industrial Corp. ........................................        300,300           152,826
     Tong Hsing Electronic Industries, Ltd. .........................         19,009            48,164
     Tong Yang Industry Co., Ltd. ...................................         65,326            62,761
     Tong-Tai Machine & Tool Co., Ltd. ..............................         23,760            21,755
     Topco Scientific Co., Ltd. .....................................         44,104            63,898
     Topoint Technology Co., Ltd. ...................................         21,522            15,342
     Transcend Information, Inc. ....................................         38,890            90,806
     Tripod Technology Corp. ........................................         27,170            70,686
     Tsann Kuen Enterprise Co., Ltd. ................................         22,975            49,166
     TSRC Corp. .....................................................         77,500           201,204
     TTET Union Corp. ...............................................         36,000            58,430
     Tung Ho Steel Enterprise Corp. .................................        117,654           105,455
     TXC Corp. ......................................................         44,204            52,034
    *TYC Brother Industrial Co., Ltd. ...............................         91,176            40,069
     Tyntek Corp. ...................................................        122,722            43,155
    *Tze Shin International Co., Ltd. ...............................         38,850            13,523
     U-Ming Marine Transport Corp. ..................................         58,000            91,456
     Unimicron Technology Corp. .....................................        352,312           457,457
    *Union Bank of Taiwan ...........................................        135,003            45,614
     Uni-President Enterprises Corp. ................................        269,156           370,133
     Unitech Printed Circuit Board Corp. ............................        187,979            87,509
     United Integration Service Co., Ltd. ...........................         98,000            98,358
     United Microelectronics Corp. ..................................      1,919,081           842,615
     Unity Opto Technology Co., Ltd. ................................         47,593            37,998
     Universal Cement Corp. .........................................        117,000            58,521
     UPC Technology Corp. ...........................................        201,765           101,359
     USI Corp. ......................................................        162,932           173,920
     Ve Wong Corp. ..................................................          5,000             3,642
    *Via Technologies, Inc. .........................................         64,996            49,586
     Visual Photonics Epitacy Co., Ltd. .............................         30,615            41,129
     Wah Lee Industrial Corp. .......................................         21,000            28,060
     Walsin Lihwa Corp. .............................................        977,000           327,732
     Walsin Technology Corp., Ltd. ..................................        180,699            56,147
     Wan Hai Lines Co., Ltd. ........................................        220,247           114,324
    *Waterland Financial Holdings Co., Ltd. .........................        592,219           217,419
     Wei Chuan Food Corp. ...........................................         43,000            47,970
     Weikeng Industrial Co., Ltd. ...................................         37,750            27,619
     Well Shin Technology Co., Ltd. .................................          8,160             9,601
     Wellypower Optronics Corp. .....................................         14,000             8,112
     Weltrend Semiconductor, Inc. ...................................         59,000            34,668
    *Winbond Electronics Corp. ......................................      1,061,000           198,166
     Wintek Corp. ...................................................        416,871           318,611
     Wistron Corp. ..................................................        523,543           605,896
     Wistron NeWeb Corp. ............................................         47,896           113,053
     WPG Holdings, Ltd. .............................................        199,847           241,316
     WT Microelectronics Co., Ltd. ..................................         58,032            79,354
    *WUS Printed Circuit Co., Ltd. ..................................         75,000            37,600
     Yageo Corp. ....................................................        414,000           124,708
    *Yem Chio Co., Ltd. .............................................         44,052            38,154
     Yeung Cyang Industrial Co., Ltd. ...............................        153,356            96,054
     Yi Jinn Industrial Co., Ltd. ...................................         49,001            13,584

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Yieh Phui Enterprise Co., Ltd. .................................        128,021   $        42,715
    *Young Fast Optoelectronics Co., Ltd. ...........................         10,298            29,706
     Young Optics, Inc. .............................................         15,000            44,465
    *Yuanta Financial Holding Co., Ltd. .............................      1,219,735           695,306
     Yuen Foong Yu Paper Manufacturing Co., Ltd. ....................        219,891            89,376
     Yulon Motor Co., Ltd. ..........................................        140,783           296,216
     Yung Chi Paint & Varnish Manufacturing Co., Ltd. ...............         10,362            14,771
     Yung Tay Engineering Co., Ltd. .................................        105,000           169,736
     Zenitron Corp. .................................................         40,000            26,252
     Zig Sheng Industrial Co., Ltd. .................................        133,730            65,256
     Zinwell Corp. ..................................................         73,010            89,960
     Zippy Technology Corp. .........................................          8,000             5,835
     Zyxel Communication Corp. ......................................        135,118            89,266
                                                                                       ---------------
TOTAL TAIWAN ........................................................                       55,539,543
                                                                                       ---------------
THAILAND -- (2.5%)
     A.J. PCL (Foreign) .............................................         18,700             9,730
     Aapico Hitech PCL (Foreign) ....................................         95,100            26,752
     Advance Info Service PCL (Foreign) .............................         74,500           316,171
    *Airports of Thailand PCL (Foreign) .............................         93,100           115,807
     Amata Corp. PCL (Foreign) ......................................        178,300            63,202
     Asian Property Development PCL (Foreign) .......................        405,720            59,901
     Bangchak Petroleum PCL (Foreign) ...............................         98,800            55,906
     Bangkok Aviation Fuel Services PCL (Foreign) ...................        142,700            48,263
     Bangkok Bank PCL (Foreign) .....................................        135,400           691,311
     Bangkok Expressway PCL (Foreign) ...............................        125,600            66,987
     Bangkok Life Assurance PCL (Foreign) NVDR ......................         38,200            53,418
    *Bangkokland PCL (Foreign) ......................................      3,073,700            47,980
     Bank of Ayudhya PCL (Foreign) ..................................        283,500           188,078
     Bank of Ayudhya PCL (Foreign) NVDR .............................         96,700            62,894
     Banpu PCL (Foreign) ............................................          9,100           188,806
     BEC World PCL (Foreign) ........................................         90,800           110,732
     Big C Supercenter PCL (Foreign) ................................         46,600           167,457
     Cal-Comp Electronics (Thailand) PCL (Foreign) ..................        471,000            36,148
    *Central Pattana PCL (Foreign) ..................................        105,300           111,293
     Central Plaza Hotel PCL (Foreign) ..............................        110,000            29,333
     CH Karnchang PCL (Foreign) .....................................        273,600            57,389
     Charoen Pokphand Foods PCL (Foreign) ...........................        229,993           226,253
     CP ALL PCL (Foreign) ...........................................        137,200           209,704
     Delta Electronics (Thailand) PCL (Foreign) .....................         95,200            57,584
     Dynasty Ceramic PCL (Foreign) ..................................         39,200            70,114
    *Erawan Group PCL (Foreign) .....................................        670,600            47,978
     Esso Thailand PCL (Foreign) ....................................        331,200            98,014
    *G J Steel PCL (Foreign) ........................................      7,783,600            37,969
    *GFPT PCL(Foreign) ..............................................        139,300            42,130
     Glow Energy PCL (Foreign) ......................................         79,300           137,969
    *Golden Land Property PCL (Foreign) .............................         54,000             6,498
     Hana Microelectronics PCL (Foreign) ............................        119,701            64,619
     Hermraj Land & Development PCL (Foreign) .......................      1,237,900            82,929
    *Home Product Center PCL (Foreign) ..............................        331,899            99,840
     IRPC PCL (Foreign) .............................................      1,601,400           199,980
     Italian-Thai Development PCL (Foreign) NVDR ....................        462,000            55,891
     Jasmine International PCL (Foreign) ............................        643,800            35,592
     Kasikornbank PCL (Foreign) .....................................        135,700           553,833
     Khon Kaen Sugar Industry PCL (Foreign) .........................        158,500            60,307
     Kiatnakin Finance PCL (Foreign) ................................         75,000            67,683
     Krung Thai Bank PCL (Foreign) ..................................        641,600           317,149
    *Krungthai Card PCL (Foreign) ...................................         68,000            22,335
     Land & Houses PCL (Foreign) ....................................        323,000            59,873
     Loxley PCL (Foreign) ...........................................        500,000            45,528
     LPN Development PCL (Foreign) ..................................        236,500            77,680

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
     Major Cineplex Group PCL (Foreign) .............................        167,000   $        65,714
     MBK PCL (Foreign) ..............................................         25,200            72,117
     MCOT PCL (Foreign) .............................................         51,300            42,124
    *Minor International PCL (Foreign) ..............................        164,600            56,205
     Padaeng Industry PCL (Foreign) NVDR ............................         40,900            16,759
     Polyplex PCL (Foreign) .........................................         52,800            26,271
     Precious Shipping PCL (Foreign) ................................        128,100            60,405
     Preuksa Real Estate PCL (Foreign) ..............................        188,200            65,487
     Property Perfect PCL (Foreign) .................................      1,131,600            23,184
     PTT Exploration & Production PCL (Foreign) .....................         87,000           455,512
    *PTT Global Chemical PCL (Foreign) ..............................        205,056           436,786
     PTT PCL (Foreign) ..............................................         91,600           911,532
    *PTT PCL (Foreign) NVDR .........................................         25,900           257,737
     Quality Houses PCL (Foreign) ...................................      1,109,700            48,719
     Ratchaburi Electricity Generating Holding PCL (Foreign) ........        101,100           135,622
    *Regional Container Lines PCL (Foreign) .........................        148,500            28,976
     Robinson Department Store PCL (Foreign) ........................         78,100            83,815
     Rojana Industrial Park PCL (Foreign) ...........................        211,000            44,602
     Saha-Union PCL (Foreign) .......................................         60,500            52,630
    *Sahaviriya Steel Industries PCL (Foreign) ......................      2,401,800            53,113
     Samart Corporation PCL (Foreign) ...............................        133,000            31,141
     Samart I-Mobile PCL (Foreign) ..................................        620,000            40,325
     Samart Telcoms PCL (Foreign) ...................................        101,100            34,193
     Sansiri PCL (Foreign) ..........................................      1,397,200            48,618
    *Shinawatra Satellite PCL (Foreign) .............................        250,400            67,588
     Siam Cement PCL (Foreign) (The) ................................         17,700           213,551
     Siam Cement PCL (Foreign) (The) NVDR ...........................          5,700            58,390
     Siam City Cement PCL (Foreign) .................................         13,900           106,228
     Siam Commercial Bank PCL (Foreign) .............................        134,500           513,943
     Siam Future Development PCL (Foreign) ..........................        134,000            26,364
     Siam Makro PCL (Foreign) .......................................         19,400           131,226
     Siamgas & Petrochemicals PCL (Foreign) .........................         86,000            31,044
     Sino-Thai Engineering & Construction PCL (Foreign) .............        159,700            56,609
     Sri Trang Agro Industry PCL (Foreign) ..........................        102,000            63,024
     STP & I PCL (Foreign) ..........................................         48,500            32,176
     Supalai PCL (Foreign) ..........................................        157,500            64,024
     SVI PCL (Foreign) ..............................................        312,400            32,104
    *Tata Steel (Thailand) PCL (Foreign) ............................      1,392,000            38,025
    *Thai Airways International PCL (Foreign) .......................        182,900           115,391
     Thai Oil PCL (Foreign) .........................................        123,000           233,000
     Thai Plastic & Chemicals PCL (Foreign) .........................         80,800            60,961
     Thai Stanley Electric PCL (Foreign) ............................         12,100            55,876
     Thai Tap Water Supply PCL (Foreign) ............................        342,300            54,991
     Thai Union Frozen Products PCL (Foreign) .......................         89,115           153,597
     Thai Vegetable Oil PCL (Foreign) ...............................        111,575            60,595
     Thanachart Capital PCL (Foreign) ...............................        166,100           133,420
     Thoresen Thai Agencies PCL (Foreign) ...........................        105,710            51,222
     Ticon Industrial Connection PCL (Foreign) ......................        154,200            52,654
     Tisco Financial Group PCL (Foreign) ............................         59,100            66,307
     TMB Bank PCL (Foreign) .........................................      2,804,700           124,957
    *Total Access Communication PCL (Foreign) NVDR ..................        178,300           429,080
     TPI Polene PCL (Foreign) .......................................        116,400            48,831
    *True Corp. PCL (Foreign) .......................................      1,241,747           114,685
     Vanachai Group PCL (Foreign) ...................................        368,000            40,450
     Vinythai PCL (Foreign) .........................................        118,300            55,014
                                                                                       ---------------
TOTAL THAILAND ......................................................                       11,561,924
                                                                                       ---------------
TURKEY -- (1.7%)
     Adana Cimento Sanayii T.A.S. Series A ..........................         16,667            37,672
    *Advansa Sasa Polyester Sanayi A.S. .............................         23,377            20,807
     Akbank T.A.S. ..................................................         94,415           343,853

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TURKEY -- (Continued)
     Akcansa Cimento Sanayi ve Ticaret A.S. .........................         22,432   $        84,906
    *Akenerji Elektrik Uretim A.S. ..................................         32,018            50,701
     Aksa Akrilik Kimya Sanayii A.S. ................................         28,760            73,877
    *Aksigorta A.S. .................................................         73,247            60,478
     Alarko Holding A.S. ............................................         40,057            71,428
    *Albaraka Turk Katilim Bankasi A.S. .............................         26,194            27,627
     Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S. ...........          6,048            63,429
     Anadolu Anonim Turk Sigorta Sirketi A.S. .......................        106,192            50,799
     Anadolu Cam Sanayii A.S. .......................................         43,439            78,326
     Anadolu Hayat Sigorta A.S. .....................................         13,626            23,272
    *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. ..................          2,861            17,073
     Arcelik A.S. ...................................................         39,598           151,729
    *Asya Katilim Bankasi A.S. ......................................         96,785           103,578
     Aygaz A.S. .....................................................         30,161           164,007
     Bagfas Bandirma Gubre Fabrikalari A.S. .........................            979            92,626
     Banvit Bandirma Vitaminli Yem Sanayii A.S. .....................          8,696            16,986
     Bati Anabolu Cimento A.S. ......................................         12,114            44,477
     BIM BirlesikMagazalar A.S. .....................................          6,970           211,875
     Bolu Cimento Sanayii A.S. ......................................         27,885            24,748
    *Borusan Mannesmann Boru Sanayi ve Ticaret A.S. .................          2,700            41,307
     Bursa Cimento Fabrikasi A.S. ...................................         17,774            45,629
     Cimsa Cimento Sanayi ve Ticaret A.S. ...........................         18,766            81,109
    *Coca-Cola Icecek A.S. ..........................................          9,987           134,689
    *Dogan Gazetecilik A.S. .........................................         18,577            21,070
    *Dogan Sirketler Grubu Holdings A.S. ............................        232,722            85,270
    *Dogan Yayin Holding A.S. .......................................        104,874            39,042
    *Dogus Otomotiv Servis ve Ticaret A.S. ..........................         33,498            71,991
     Eczacibasi Yatirim Holding Ortakligi A.S. ......................            808             2,214
     EGE Seramik Sanayi ve Ticaret A.S. .............................         14,245            15,457
     Enka Insaat ve Sanayi A.S. .....................................         27,987            72,093
     Eregli Demir ve Celik Fabrikalari T.A.S. .......................        136,445           281,385
     Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S. ............          1,211            29,221
     Ford Otomotiv Sanayi A.S. ......................................          9,748            70,863
     Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. ............            202            26,348
     Gentas Genel Metal Sanayi ve Ticaret A.S. ......................         36,786            34,656
    *Global Yatirim Holding A.S. ....................................        111,942            69,378
    *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S. ...............         42,137            15,170
     Goodyear Lastikleri T.A.S. .....................................          2,246            67,253
    *GSD Holding A.S. ...............................................        113,158            45,224
    *Gubre Fabrikalari Ticaret A.S. .................................          5,602            38,364
    *Gunes Sigorta A.S. .............................................         26,269            28,210
    *Hurriyet Gazetecilik ve Matbaacilik A.S. .......................         61,149            31,712
    *Ihlas EV Aletleri A.S. .........................................         60,826            27,806
    *Izmir Demir Celik Sanayi A.S. ..................................         42,810            87,976
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A ....         62,083            42,418
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B ....         24,990            20,970
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D ....        138,771            64,152
     Kartonsan Karton Sanayi ve Ticaret A.S. ........................            699            77,452
    *Kerevitas Gida Sanayii ve Ticaret A.S. .........................            564            17,198
     Koc Holding A.S. Series B ......................................         84,223           299,378
     Konya Cimento Sanayii A.S. .....................................            173            33,901
    *Koza Anadolu Metal Madencilik Isletmeleri A.S. .................         25,565            58,809
     Mardin Cimento Sanayii ve Ticaret A.S. .........................         12,776            45,185
    *Net Holding A.S. ...............................................         68,640            60,391
     Netas Telekomunikasyon A.S. ....................................            975            82,272
     Nuh Cimento Sanayi A.S. ........................................            998             5,630
     Otokar Otomotive Ve Savunma Sanayi A.S. ........................          2,922            52,178
    *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S. .........         21,788            46,895
    *Petkim Petrokimya Holding A.S. .................................        128,977           176,201
     Pinar Entegre Et ve Un Sanayi A.S. .............................          7,325            25,045
     Pinar SUT Mamulleri Sanayii A.S. ...............................         11,295            97,892

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TURKEY -- (Continued)
    *Reysas Tasimacilik ve Lojistik Ticaret A.S. ....................         26,139   $        16,199
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S. ............         23,277            54,842
     Sekerbank T.A.S. ...............................................        185,099           104,105
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ......................         70,422            66,621
     Soda Sanayii A.S. ..............................................          8,073            15,585
    *TAT Konserve Sanayii A.S. ......................................         20,694            32,513
    *TAV Havalimanlari Holding A.S. .................................         22,386           107,833
    *Tekfen Holding A.S. ............................................         26,369            90,250
    *Tekstil Bankasi A.S. ...........................................         71,792            28,693
     Tofas Turk Otomobil Fabrikasi A.S. .............................         28,958           111,296
    *Trabzonspor Sportif Yatirim ve T.A.S. ..........................          2,096            21,548
     Trakya Cam Sanayii A.S. ........................................         62,627           100,374
     Tupras Turkiye Petrol Rafinerileri A.S. ........................         15,748           354,825
     Turcas Petrol A.S. .............................................         27,776            45,495
    *Turk Telekomunikasyon A.S. .....................................         25,194           106,598
    *Turk Traktor ve Ziraat Makineleri A.S. .........................          2,086            38,774
    *Turkcell Iletisim Hizmetleri A.S. ADR ..........................         21,584           265,915
     Turkiye Garanti Bankasi A.S. ...................................        163,723           574,434
     Turkiye Halk Bankasi A.S. ......................................         21,085           129,574
     Turkiye Is Bankasi A.S. ........................................        222,797           517,835
     Turkiye Sinai Kalkinma Bankasi A.S. ............................        105,551           117,997
     Turkiye Sise ve Cam Fabrikalari A.S. ...........................        128,358           245,063
     Turkiye Vakiflar Bankasi T.A.O. ................................        136,923           232,670
     Ulker Biskuvi Sanayi A.S. ......................................         22,562            71,563
    *Vestel Elektronik Sanayi ve Ticaret A.S. .......................         38,163            44,946
     Yapi Kredi Sigorta A.S. ........................................          7,630            60,498
    *Yapi ve Kredi Bankasi A.S. .....................................        103,188           192,886
    *Zorlu Enerji Elektrik Uretim A.S. ..............................         32,338            31,670
                                                                                       ---------------
TOTAL TURKEY ........................................................                        8,264,280
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                      404,716,801
                                                                                       ---------------
PREFERRED STOCKS -- (6.1%)
BRAZIL -- (6.0%)
     AES Tiete SA ...................................................         14,400           206,164
     Alpargatas SA ..................................................         19,545           129,780
     Banco Bradesco SA Sponsored ADR ................................        247,218         4,499,368
     Banco Cruzeiro do Sul SA .......................................          3,800            30,544
     Banco Daycoval SA ..............................................         10,300            56,754
     Banco do Estado do Rio Grande do Sul SA ........................         33,469           353,239
     Banco Industrial e Comercial SA ................................          8,589            39,122
    *Banco Panamericano SA ..........................................            500             2,222
    #Braskem SA Preferred A Sponsored ADR ...........................         17,300           312,092
     Centrais Electricas de Santa Catarina SA Preferred Series B ....          6,450           139,005
    *Centrais Eletricas Brasileiras SA Preferred Series B ...........          7,600           104,470
    #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored
     ADR Series A ...................................................         16,126           631,978
     Cia de Gas de Sao Paulo SA Preferred Series A ..................          5,100           103,821
     Cia de Tecidos Norte de Minas - Coteminas SA ...................          7,700            16,325
     Cia de Transmissao de Energia Electrica Paulista SA Preferred
        Series A ....................................................          2,000            57,675
    #Cia Energetica de Minas Gerais SA Sponsored ADR ................         37,050           631,332
     Cia Energetica de Sao Paulo SA Preferred Series B ..............         30,200           524,017
     Cia Energetica do Ceara SA Preferred Series A ..................          6,000           121,269
     Cia Ferro Ligas da Bahia - Ferbasa .............................          6,200            37,340
     Cia Paranaense de Energia SA Sponsored ADR Series A ............         16,000           322,880
     Confab Industrial SA ...........................................         52,513           161,804
     Contax Participacoes SA ........................................          6,500            73,108
     Eletropaulo Metropolitana Eletricidade de Sao Paulo SA .........          8,100           146,256
    *Forjas Taurus SA ...............................................          9,818            10,236
     Gerdau SA ......................................................          6,937            62,588
     Gerdau SA Sponsored ADR ........................................        120,529         1,087,172
     Gol Linhas Aereas Inteligentes SA ..............................          7,700            60,995
     Itau Unibanco Holding SA ADR ...................................        178,766         3,418,006

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
    *Klabin SA ......................................................         85,400   $       313,874
     Lojas Americanas SA ............................................         47,002           420,235
     Marcopolo SA ...................................................         76,000           343,513
     Metalurgica Gerdau SA ..........................................         52,300           589,150
     Petroleo Brasileiro SA ADR .....................................        254,573         6,438,151
     Randon Participacoes SA ........................................         42,300           270,773
     Saraiva SA Livreiros Editores ..................................          5,200            75,417
     Suzano Papel e Celullose SA ....................................         22,600           113,602
     TAM SA .........................................................         20,900           417,550
     Telefonica Brasil SA ADR .......................................         35,783         1,038,423
     Telemar Norte Leste SA Preferred Series A ......................          8,600           234,530
     Ultrapar Participacoes SA Sponsored ADR ........................          6,200           110,112
    *Unipar Participacoes SA Preferred Series B .....................        125,400            25,564
     Universo Online SA .............................................         11,300           124,133
     Usinas Siderurgicas de Minas Gerais SA Perferred Series A ......         59,700           417,624
     Vale Fertilizantes SA ..........................................         20,500           289,318
    #Vale SA Sponsored ADR ..........................................        155,054         3,659,274
                                                                                       ---------------
TOTAL BRAZIL ........................................................                       28,220,805
                                                                                       ---------------
CHILE -- (0.1%)
     Embotelladora Andina SA ........................................         18,695            72,880
     Embotelladora Andina SA Preferred Series B .....................         18,186            86,500
                                                                                       ---------------
TOTAL CHILE .........................................................                          159,380
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *TA Global Berhad ...............................................        264,180            23,127
                                                                                       ---------------
TOTAL PREFERRED STOCKS ..............................................                       28,403,312
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
    *Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12 ..............         19,049                --
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *QL Resources Berhad Warrants 02/13/13 ..........................          5,030             1,082
                                                                                       ---------------
SOUTH KOREA -- (0.0%)
    *Hanjin Shipping Co., Ltd. Rights 11/03/11 ......................          2,683             8,716
    *Samsung Securities Co., Ltd. Rights 11/23/11 ...................            835             8,736
    *Woori Investment & Securities Co., Ltd. Rights 11/22/11 ........          9,579            20,744
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                           38,196
                                                                                       ---------------
TAIWAN -- (0.0%)
    *Advancetek Enterprise Co., Ltd. Rights 11/28/11 ................          4,028               175
    *Ruentex Development Co., Ltd. Rights 11/14/11 ..................         12,980             3,579
                                                                                       ---------------
TOTAL TAIWAN ........................................................                            3,754
                                                                                       ---------------
THAILAND -- (0.0%)
    *Erawan Group PCL (Foreign) Warrants 12/17/13 ...................         67,060               829
    *Property Perfect PCL (Foreign) Rights ..........................         31,433                --
    *Rojana Industrial Park PCL (Foreign) Warrants 12/30/16 .........         70,333             6,176
                                                                                       ---------------
TOTAL THAILAND ......................................................                            7,005
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           50,037
                                                                                       ---------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT            VALUE+
                                                                        ------------   ---------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@DFA Short Term Investment Fund ..................................     35,575,085   $    35,575,085
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
        $1,743,653) to be repurchased at $1,709,469 .................   $      1,709         1,709,464
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                       37,284,549
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $409,671,487) ..............................................                  $   470,454,699
                                                                                       ===============

                      TAX-MANAGED U.S. EQUITY PORTFOLIO

                           SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (11.1%)
    *1-800-FLOWERS.COM, Inc. Class A ................................          1,200   $         3,420
    *99 Cents Only Stores ...........................................          7,100           154,780
     A.H. Belo Corp. Class A ........................................          1,226             6,130
     Aaron's, Inc. ..................................................          7,350           196,686
     Abercrombie & Fitch Co. ........................................          9,250           688,200
    *AC Moore Arts & Crafts, Inc. ...................................          1,068             1,687
     Acme United Corp. ..............................................            400             3,772
     Advance Auto Parts, Inc. .......................................          6,300           409,941
   #*Aeropostale, Inc. ..............................................          8,325           113,719
    *AFC Enterprises, Inc. ..........................................          2,600            35,646
    *Amazon.com, Inc. ...............................................         38,890         8,303,404
     Ambassadors Group, Inc. ........................................          1,423             7,058
    *AMC Networks, Inc. Class A .....................................          5,350           174,517
   #*American Apparel, Inc. .........................................            532               463
    *American Axle & Manufacturing Holdings, Inc. ...................          6,193            60,010
     American Eagle Outfitters, Inc. ................................         13,100           172,003
     American Greetings Corp. Class A ...............................          3,222            51,584
   #*American Public Education, Inc. ................................          2,200            78,782
    *America's Car-Mart, Inc. .......................................          1,100            36,718
    *Amerigon, Inc. .................................................          2,000            30,680
     Ameristar Casinos, Inc. ........................................          3,126            57,831
    *ANN, INC .......................................................          4,625           123,210
    *Apollo Group, Inc. Class A .....................................         14,010           663,373
     Arbitron, Inc. .................................................          2,400            95,352
    *Archipelago Learning, Inc. .....................................          1,373            13,991
    *Arctic Cat, Inc. ...............................................          2,500            50,775
    *Asbury Automotive Group, Inc. ..................................          3,000            55,950
    *Ascena Retail Group, Inc. ......................................          6,200           179,180
    *Ascent Capital Group, Inc. Class A .............................            835            37,984
    *Audiovox Corp. Class A .........................................          1,600            11,376
     Autoliv, Inc. ..................................................          9,200           531,484
    *AutoNation, Inc. ...............................................         14,109           549,404
    *AutoZone, Inc. .................................................          2,800           906,052
    *Ballantyne Strong, Inc. ........................................          2,600             9,672
    *Bally Technologies, Inc. .......................................          4,400           159,588
    #Barnes & Noble, Inc. ...........................................          3,400            41,718
     Bassett Furniture Industries, Inc. .............................            306             2,310
    *Beasley Broadcast Group, Inc. ..................................            325             1,274
   #*Beazer Homes USA, Inc. .........................................          3,899             8,383
     bebe stores, Inc. ..............................................          5,075            36,438
    *Bed Bath & Beyond, Inc. ........................................         26,584         1,643,955
     Belo Corp. Class A .............................................          8,900            56,426
    *Benihana, Inc. .................................................            500             4,995
    *Benihana, Inc. Class A .........................................          1,506            14,518
    #Best Buy Co., Inc. .............................................         29,105           763,424
     Big 5 Sporting Goods Corp. .....................................          2,146            16,589
    *Big Lots, Inc. .................................................          6,200           233,678
    *Biglari Holdings, Inc. .........................................            215            74,201
   #*BJ's Restaurants, Inc. .........................................          2,498           132,219
   #*Blue Nile, Inc. ................................................          1,161            52,396
    *Bluegreen Corp. ................................................          2,100             4,746
     Blyth, Inc. ....................................................            799            44,608
     Bob Evans Farms, Inc. ..........................................          3,500           115,150
    #Bon-Ton Stores, Inc. (The) .....................................          2,096            11,067
    #Books-A-Million, Inc. ..........................................          1,295             2,875
   #*BorgWarner, Inc. ...............................................          9,100           696,059
   #*Boyd Gaming Corp. ..............................................          5,900            38,232
   #*Bridgepoint Education, Inc. ....................................          4,900           106,183

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #Brinker International, Inc. ....................................          7,728   $       176,971
    #Brown Shoe Co., Inc. ...........................................          5,187            46,216
   #*Brunswick Corp. ................................................          5,123            90,472
    #Buckle, Inc. ...................................................          4,425           197,178
    *Buffalo Wild Wings, Inc. .......................................          1,800           119,196
    *Build-A-Bear-Workshop, Inc. ....................................          2,400            15,720
    *Cabela's, Inc. .................................................          4,900           122,108
     Cablevision Systems Corp. ......................................         17,500           253,225
    *Cache, Inc. ....................................................            800             4,208
     Callaway Golf Co. ..............................................          6,900            40,089
    *Cambium Learning Group, Inc. ...................................         11,688            38,570
    *Canterbury Park Holding Corp. ..................................            400             4,180
    *Capella Education Co. ..........................................          1,400            48,734
    *Career Education Corp. .........................................          6,800           109,684
    *Caribou Coffee Co., Inc. .......................................          2,192            29,921
   #*CarMax, Inc. ...................................................         21,344           641,601
     Carnival Corp. .................................................         38,805         1,366,324
     Carriage Services, Inc. ........................................          2,667            15,895
    *Carrols Restaurant Group, Inc. .................................          1,578            14,739
   #*Carter's, Inc. .................................................          6,800           259,012
    *Casual Male Retail Group, Inc. .................................          4,200            17,430
     Cato Corp. Class A .............................................          3,450            88,423
    *Cavco Industries, Inc. .........................................          1,157            52,100
     CBS Corp. Class A ..............................................          5,528           145,773
     CBS Corp. Class B ..............................................         67,297         1,736,936
     CEC Entertainment, Inc. ........................................          1,857            58,718
   #*Central European Media Enterprises, Ltd. Class A ...............            424             4,681
   #*Charming Shoppes, Inc. .........................................         11,600            40,252
    *Charter Communications, Inc. Class A ...........................          8,000           367,520
   #*Cheesecake Factory, Inc. .......................................          5,150           144,148
     Cherokee, Inc. .................................................            542             7,122
     Chico's FAS, Inc. ..............................................         16,600           205,176
   #*Children's Place Retail Stores, Inc. (The) .....................          2,340           109,863
    *Chipotle Mexican Grill, Inc. ...................................          3,385         1,137,766
    #Choice Hotels International, Inc. ..............................          2,200            78,738
     Christopher & Banks Corp. ......................................          3,217            10,713
     Churchill Downs, Inc. ..........................................          1,444            69,413
     Cinemark Holdings, Inc. ........................................         10,500           217,035
   #*Citi Trends, Inc. ..............................................          1,200            14,868
    *Clear Channel Outdoor Holdings, Inc. Class A ...................          3,427            37,697
     Coach, Inc. ....................................................         29,868         1,943,511
   #*Coinstar, Inc. .................................................          2,900           138,446
    *Collective Brands, Inc. ........................................          4,000            58,440
     Collectors Universe, Inc. ......................................            700            10,822
    #Columbia Sportswear Co. ........................................          1,027            55,191
     Comcast Corp. Class A ..........................................        216,803         5,084,030
     Comcast Corp. Special Class A ..................................         71,963         1,655,149
    *Conn's, Inc. ...................................................          1,582            14,570
     Cooper Tire & Rubber Co. .......................................          5,600            80,248
    *Core-Mark Holding Co., Inc. ....................................          1,317            44,106
   #*Corinthian Colleges, Inc. ......................................          8,800            16,808
    *Cost Plus, Inc. ................................................          2,200            17,358
    #CPI Corp. ......................................................          1,000             5,970
     Cracker Barrel Old Country Store, Inc. .........................          2,000            84,780
    *Crocs, Inc. ....................................................          9,700           171,399
   #*Crown Media Holdings, Inc. .....................................            130               205
     CSS Industries, Inc. ...........................................          1,250            26,350
    *Culp, Inc. .....................................................          1,566            13,436
    *Cumulus Media, Inc. ............................................          2,000             6,020
     D.R. Horton, Inc. ..............................................         29,700           330,561
    *Dana Holding Corp. .............................................         14,500           205,030

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Darden Restaurants, Inc. .......................................         14,318   $       685,546
    *Deckers Outdoor Corp. ..........................................          4,200           484,008
    *dELiA*s, Inc. ..................................................          1,100             1,540
     Destination Maternity Corp. ....................................          1,600            26,512
     DeVry, Inc. ....................................................          5,200           195,936
    *Dick's Sporting Goods, Inc. ....................................          8,100           316,629
     Dillard's, Inc. Class A ........................................          3,826           197,154
    *DineEquity, Inc. ...............................................          1,500            70,440
    *DIRECTV Class A ................................................         62,989         2,863,480
   #*Discovery Communications, Inc. Class A .........................         14,381           624,998
    *Discovery Communications, Inc. Class C .........................         13,252           524,382
    *DISH Network Corp. .............................................         22,200           536,574
    *Dolan Co. ......................................................          2,800            24,500
   #*Dollar General Corp. ...........................................         11,100           440,226
    *Dollar Tree, Inc. ..............................................         12,450           995,502
    *Domino's Pizza, Inc. ...........................................          6,062           194,166
    *Dorman Products, Inc. ..........................................          1,189            45,313
    *Dover Downs Gaming & Entertainment, Inc. .......................          2,000             4,280
   #*DreamWorks Animation SKG, Inc. Class A .........................          7,680           142,464
     Drew Industries, Inc. ..........................................          1,700            40,851
     DSW, Inc. Class A ..............................................          3,808           199,311
    *E.W. Scripps Co. Class A (The) .................................          3,400            28,356
   #*Education Management Corp. .....................................          3,571            70,920
   #*Entercom Communications Corp. Class A ..........................          2,510            16,466
    #Ethan Allen Interiors, Inc. ....................................          2,900            57,420
    *Exide Technologies .............................................          9,000            40,500
    #Expedia, Inc. ..................................................          1,914            50,262
    *Express, Inc. ..................................................          5,000           112,950
     Family Dollar Stores, Inc. .....................................         12,412           727,716
    *Famous Dave's of America, Inc. .................................          1,098             9,597
    *Federal-Mogul Corp. ............................................          1,700            28,662
     Finish Line, Inc. Class A (The) ................................          5,300           106,530
    *Fisher Communications, Inc. ....................................            600            17,424
     Foot Locker, Inc. ..............................................         15,542           339,748
   #*Ford Motor Co. .................................................        293,563         3,428,816
    *Fossil, Inc. ...................................................          6,950           720,437
     Fred's, Inc. Class A ...........................................          3,670            44,737
   #*Fuel Systems Solutions, Inc. ...................................          2,050            47,847
    *Furniture Brands International, Inc. ...........................          4,400             8,404
     Gaiam, Inc. ....................................................          1,309             5,066
   #*GameStop Corp. Class A .........................................         14,740           376,902
     Gaming Partners International Corp. ............................            800             5,392
     Gannett Co., Inc. ..............................................         22,900           267,701
     Gap, Inc. ......................................................         38,780           732,942
    #Garmin, Ltd. ...................................................         12,855           442,083
    *Gaylord Entertainment Co. ......................................          3,437            80,391
    *Geeknet, Inc. ..................................................            500             9,735
    *General Motors Co. .............................................         48,300         1,248,555
    *Genesco, Inc. ..................................................          2,400           141,456
     Gentex Corp. ...................................................         13,434           404,632
     Genuine Parts Co. ..............................................         16,630           955,061
    *G-III Apparel Group, Ltd. ......................................          1,500            42,285
    *Goodyear Tire & Rubber Co. .....................................         21,360           306,730
    *Gordmans Stores, Inc. ..........................................            147             2,055
    *Grand Canyon Education, Inc. ...................................          3,441            56,123
   #*Gray Television, Inc. ..........................................          3,550             6,745
    *Great Wolf Resorts, Inc. .......................................          2,323             5,715
    #Group 1 Automotive, Inc. .......................................          2,780           126,657
     Guess?, Inc. ...................................................          5,800           191,342
    #H&R Block, Inc. ................................................         31,462           481,054
   #*Hanesbrands, Inc. ..............................................          9,775           257,767

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Harley-Davidson, Inc. ..........................................         19,800   $       770,220
     Harman International Industries, Inc. ..........................          6,800           293,488
     Harte-Hanks, Inc. ..............................................          4,419            38,799
     Hasbro, Inc. ...................................................         10,500           399,630
     Haverty Furniture Cos., Inc. ...................................          1,700            19,754
    *Helen of Troy, Ltd. ............................................          4,100           118,613
    *hhgregg, Inc. ..................................................          2,516            32,079
   #*Hibbett Sporting Goods, Inc. ...................................          2,888           118,957
     Hillenbrand, Inc. ..............................................          5,805           122,544
    #Home Depot, Inc. ...............................................        169,942         6,083,924
     Hooker Furniture Corp. .........................................          1,300            12,610
     Hot Topic, Inc. ................................................          5,100            38,556
    *HSN, Inc. ......................................................          5,198           185,413
    *Hyatt Hotels Corp. Class A .....................................          4,393           163,376
    *Iconix Brand Group, Inc. .......................................          7,198           129,204
     International Game Technology ..................................         25,900           455,581
     International Speedway Corp. Class A ...........................          2,675            63,826
     Interpublic Group of Cos., Inc. (The) ..........................         41,916           397,364
    *Interval Leisure Group, Inc. ...................................          3,958            54,660
    *iRobot Corp. ...................................................          1,700            57,562
    *Isle of Capri Casinos, Inc. ....................................          3,400            18,496
   #*ITT Educational Services, Inc. .................................          3,000           185,880
    *J. Alexander's Corp. ...........................................            800             5,344
     J.C. Penney Co., Inc. ..........................................         15,670           502,694
    *Jack in the Box, Inc. ..........................................          4,400            90,552
     JAKKS Pacific, Inc. ............................................          2,600            49,322
     Jarden Corp. ...................................................          6,475           207,394
    #Johnson Controls, Inc. .........................................         72,451         2,385,811
    *Johnson Outdoors, Inc. Class A .................................          1,187            22,066
     Jones Group, Inc. (The) ........................................          9,370           104,663
    *Jos. A. Bank Clothiers, Inc. ...................................          3,300           176,352
    *Journal Communications, Inc. ...................................          2,631            10,156
   #*K12, Inc. ......................................................          3,200           112,160
     KB Home ........................................................          8,900            62,033
    *Kenneth Cole Productions, Inc. Class A .........................          1,100            11,836
    *Kid Brands, Inc. ...............................................          1,700             4,981
    *Kirkland's, Inc. ...............................................          1,700            19,108
    *Knology, Inc. ..................................................          3,504            50,212
     Kohl's Corp. ...................................................         28,060         1,487,461
    *Kona Grill, Inc. ...............................................          1,120             6,451
    *Krispy Kreme Doughnuts, Inc. ...................................          6,700            47,302
   #*K-Swiss, Inc. Class A ..........................................          2,837            12,766
     Lacrosse Footwear, Inc. ........................................            261             3,341
    *Lakeland Industries, Inc. ......................................          1,000             7,520
    *Lakes Entertainment, Inc. ......................................            859             1,804
   #*Lamar Advertising Co. Class A ..................................          5,915           133,028
    *Las Vegas Sands Corp. ..........................................         37,800         1,774,710
    *La-Z-Boy, Inc. .................................................          6,000            60,960
    *Leapfrog Enterprises, Inc. .....................................          3,100            11,563
     Lear Corp. .....................................................         10,200           478,482
    *Learning Tree International, Inc. ..............................          1,342            10,669
    #Leggett & Platt, Inc. ..........................................         12,577           275,436
    #Lennar Corp. Class A ...........................................         15,500           256,370
     Lennar Corp. Class B Voting ....................................          2,453            31,227
   #*Libbey, Inc. ...................................................          2,200            27,852
    *Liberty Global, Inc. Class A ...................................         13,637           547,935
    *Liberty Global, Inc. Class B ...................................             95             4,023
    *Liberty Global, Inc. Class C ...................................         11,926           457,601
    *Liberty Interactive Corp. Class A ..............................         54,990           903,486
    *Liberty Interactive Corp. Class B ..............................            201             3,312
    *Liberty Media Corp. - Liberty Capital Class A ..................          8,183           628,618

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Liberty Media Corp. - Liberty Starz Class A ....................          5,255   $       358,916
    *Liberty Media Corp. - Liberty Starz Class B ....................            227            15,596
   #*Life Time Fitness, Inc. ........................................          3,478           150,006
     Lifetime Brands, Inc. ..........................................            300             3,669
     Limited Brands, Inc. ...........................................         28,260         1,206,985
    *LIN TV Corp. Class A ...........................................          2,800             8,736
     Lincoln Educational Services Corp. .............................          2,164            20,233
    #Lithia Motors, Inc. Class A ....................................          1,387            28,531
    *Live Nation Entertainment, Inc. ................................         15,286           143,536
    *LKQ Corp. ......................................................         14,189           414,035
     Lowe's Cos., Inc. ..............................................        132,905         2,793,663
    *Luby's, Inc. ...................................................          1,849             8,931
   #*Lululemon Athletica, Inc. ......................................          3,734           210,896
    *M/I Homes, Inc. ................................................          2,200            16,434
     Mac-Gray Corp. .................................................          1,591            22,083
     Macy's, Inc. ...................................................         46,100         1,407,433
    *Madison Square Garden Co. (The) ................................          5,700           150,651
    *Maidenform Brands, Inc. ........................................          2,442            60,024
     Marcus Corp. ...................................................          2,400            28,608
    *Marine Products Corp. ..........................................          1,898            10,496
    *MarineMax, Inc. ................................................          1,700            13,838
    #Marriott International, Inc. Class A ...........................         25,326           797,769
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................          3,500            13,545
     Mattel, Inc. ...................................................         36,465         1,029,772
     Matthews International Corp. Class A ...........................          2,700            94,878
    *McClatchy Co. (The) ............................................          4,300             6,751
    *McCormick & Schmick's Seafood Restaurants, Inc. ................          2,212            14,820
     McDonald's Corp. ...............................................        110,410        10,251,568
     McGraw-Hill Cos., Inc. .........................................         30,639         1,302,158
    #MDC Holdings, Inc. .............................................          4,445            99,568
   #*Media General, Inc. Class A ....................................            800             2,416
     Men's Wearhouse, Inc. (The) ....................................          5,635           174,009
     Meredith Corp. .................................................          3,900           104,637
    *Meritage Homes Corp. ...........................................          3,400            60,350
   #*MGM Resorts International ......................................         35,510           409,075
    *Midas, Inc. ....................................................          1,115            10,169
    *Modine Manufacturing Co. .......................................          3,900            41,223
    *Mohawk Industries, Inc. ........................................          5,800           305,370
    *Monarch Casino & Resort, Inc. ..................................          1,845            18,985
     Monro Muffler Brake, Inc. ......................................          2,832           105,039
    *Morgans Hotel Group Co. ........................................          1,148             7,473
     Morningstar, Inc. ..............................................          2,324           137,046
    *Morton's Restaurant Group, Inc. ................................          1,090             5,319
    *Motorcar Parts of America, Inc. ................................            783             7,767
     Movado Group, Inc. .............................................          2,362            39,516
    *Multimedia Games Holding Co., Inc. .............................          2,364            15,626
    *Nathan's Famous, Inc. ..........................................            509             9,605
     National CineMedia, Inc. .......................................          5,600            67,760
    *Nautilus, Inc. .................................................          2,449             4,947
   #*Netflix, Inc. ..................................................          4,000           328,320
    *New Frontier Media, Inc. .......................................            200               214
    *New York & Co., Inc. ...........................................          5,059            13,508
   #*New York Times Co. Class A (The) ...............................         12,700            96,774
     Newell Rubbermaid, Inc. ........................................         26,868           397,646
     News Corp. Class A .............................................        195,779         3,430,048
     News Corp. Class B .............................................         47,163           841,860
    *Nexstar Broadcasting Group, Inc. ...............................            156             1,420
     NIKE, Inc. Class B .............................................         36,919         3,557,146
    #Nordstrom, Inc. ................................................         18,100           917,489
    #Nutrisystem, Inc. ..............................................          2,600            32,136
    *NVR, Inc. ......................................................            500           321,375

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *O'Charley's, Inc. ..............................................          1,700   $        10,557
    *Office Depot, Inc. .............................................         26,000            59,540
    *OfficeMax, Inc. ................................................          7,500            38,400
     Omnicom Group, Inc. ............................................         23,400         1,040,832
   #*Orbitz Worldwide, Inc. .........................................          3,586             6,778
    *O'Reilly Automotive, Inc. ......................................         14,458         1,099,531
    *Orient-Express Hotels, Ltd. Class A ............................          6,600            56,298
     Outdoor Channel Holdings, Inc. .................................          1,944            14,522
    *Overstock.com, Inc. ............................................          1,830            15,189
     Oxford Industries, Inc. ........................................          1,737            68,612
     P.F. Chang's China Bistro, Inc. ................................          2,500            77,750
    *Pacific Sunwear of California, Inc. ............................          6,200             7,750
   #*Panera Bread Co. Class A .......................................          2,775           370,990
    *Papa John's International, Inc. ................................          2,800            94,528
   #*Peet's Coffee & Tea, Inc. ......................................          1,500            95,580
   #*Penn National Gaming, Inc. .....................................          7,300           262,800
     Penske Automotive Group, Inc. ..................................          3,600            73,404
     Pep Boys - Manny, Moe & Jack (The) .............................          4,624            53,176
    *Perry Ellis International, Inc. ................................            969            24,322
     PetMed Express, Inc. ...........................................          2,200            21,934
     PetSmart, Inc. .................................................         11,800           554,010
   #*Pier 1 Imports, Inc. ...........................................         10,000           125,100
    *Pinnacle Entertainment, Inc. ...................................          5,100            57,732
     Polaris Industries, Inc. .......................................          6,994           443,000
     Pool Corp. .....................................................          4,800           140,256
    *Priceline.com, Inc. ............................................          5,100         2,589,372
   #*Pulte Group, Inc. ..............................................         36,437           188,744
     PVH Corp. ......................................................          6,891           512,759
    *Quiksilver, Inc. ...............................................          7,300            24,455
     R.G. Barry Corp. ...............................................          1,300            14,443
    *RadioShack Corp. ...............................................         11,260           134,107
    #Ralph Lauren Corp. .............................................          6,700         1,063,893
    *Red Lion Hotels Corp. ..........................................          2,034            14,136
    *Red Robin Gourmet Burgers, Inc. ................................          1,300            32,591
    #Regal Entertainment Group ......................................          7,800           112,632
     Regis Corp. ....................................................          4,600            75,256
     Rent-A-Center, Inc. ............................................          6,145           209,852
    *Rentrak Corp. ..................................................          1,137            15,531
    *Rick's Cabaret International, Inc. .............................          1,000             7,820
    *Rocky Brands, Inc. .............................................            231             2,449
     Ross Stores, Inc. ..............................................         12,000         1,052,760
    #Royal Caribbean Cruises, Ltd. ..................................         14,000           416,080
    *Ruby Tuesday, Inc. .............................................          5,500            46,145
   #*Rue21, Inc. ....................................................          1,532            40,812
    *Ruth's Hospitality Group, Inc. .................................          2,684            12,668
     Ryland Group, Inc. (The) .......................................          3,100            41,850
    *Saga Communications, Inc. Class A ..............................            507            19,012
   #*Saks, Inc. .....................................................         10,680           112,888
     Salem Communications Corp. Class A .............................            400               996
    *Sally Beauty Holdings, Inc. ....................................         10,500           201,495
     Scholastic Corp. ...............................................          2,600            69,810
    *Scientific Games Corp. Class A .................................          7,574            65,818
    #Scripps Networks Interactive, Inc. .............................          7,955           337,928
   #*Sears Holdings Corp. ...........................................          4,332           338,676
    *Select Comfort Corp. ...........................................          5,200           108,004
     Service Corp. International ....................................         21,200           212,000
     Shiloh Industries, Inc. ........................................          1,564            12,356
    *Shoe Carnival, Inc. ............................................          1,133            30,920
    *Shuffle Master, Inc. ...........................................          6,176            65,527
   #*Shutterfly, Inc. ...............................................          3,600           150,012
    *Signet Jewelers, Ltd. ADR ......................................          8,049           346,992

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Sinclair Broadcast Group, Inc. Class A .........................          4,900   $        46,942
   #*SIRIUS XM Radio, Inc. ..........................................        320,743           574,130
     Six Flags Entertainment Corp. ..................................            389            13,965
   #*Skechers U.S.A., Inc. Class A ..................................          3,800            54,188
     Skyline Corp. ..................................................            800             5,408
    *Smith & Wesson Holding Corp. ...................................          4,800            14,208
    #Sonic Automotive, Inc. Class A .................................          2,501            36,690
    *Sonic Corp. ....................................................          6,463            47,891
     Sotheby's ......................................................          6,300           221,886
     Spartan Motors, Inc. ...........................................          3,375            16,538
     Speedway Motorsports, Inc. .....................................          2,352            30,576
     Stage Stores, Inc. .............................................          3,250            50,798
     Standard Motor Products, Inc. ..................................          1,900            29,545
   #*Standard Pacific Corp. .........................................         10,443            31,747
    *Stanley Furniture Co., Inc. ....................................            637             1,968
     Staples, Inc. ..................................................         65,782           984,099
     Starbucks Corp. ................................................         77,130         3,265,684
    *Starwood Hotels & Resorts Worldwide, Inc. ......................         19,847           994,533
    *Stein Mart, Inc. ...............................................          3,347            24,266
    *Steiner Leisure, Ltd. ..........................................          1,400            67,452
    *Steinway Musical Instruments, Inc. .............................            900            22,680
    *Steven Madden, Ltd. ............................................          3,712           136,973
     Stewart Enterprises, Inc. Class A ..............................          8,882            57,200
    *Stoneridge, Inc. ...............................................          3,400            26,758
    #Strayer Education, Inc. ........................................          1,100            93,731
     Sturm Ruger & Co., Inc. ........................................          1,900            57,608
     Superior Industries International, Inc. ........................          2,200            40,238
    *Systemax, Inc. .................................................          1,666            25,207
   #*Talbots, Inc. ..................................................            194               510
    *Tandy Leather Factory, Inc. ....................................            663             3,315
     Target Corp. ...................................................         67,482         3,694,640
   #*Tempur-Pedic International, Inc. ...............................          7,523           512,015
   #*Tenneco, Inc. ..................................................          4,900           160,328
   #*Tesla Motors, Inc. .............................................          2,217            65,113
    #Texas Roadhouse, Inc. ..........................................          5,500            78,815
     Thor Industries, Inc. ..........................................          3,961           104,729
     Tiffany & Co. ..................................................         13,300         1,060,409
     Time Warner Cable, Inc. ........................................         33,803         2,152,913
     Time Warner, Inc. ..............................................         90,400         3,163,096
     TJX Cos., Inc. (The) ...........................................         39,121         2,305,401
    *Toll Brothers, Inc. ............................................         15,760           274,854
   #*Town Sports International Holdings, Inc. .......................          2,129            18,480
     Tractor Supply Co. .............................................          7,602           539,286
    *True Religion Apparel, Inc. ....................................          2,500            84,800
    *TRW Automotive Holdings Corp. ..................................          9,400           395,740
   #*Tuesday Morning Corp. ..........................................          3,200            11,584
     Tupperware Brands Corp. ........................................          6,500           367,510
    *Ulta Salon Cosmetics & Fragrance, Inc. .........................          5,300           356,637
   #*Under Armour, Inc. Class A .....................................          3,200           270,112
    *Unifi, Inc. ....................................................          1,766            13,686
    *Universal Electronics, Inc. ....................................          1,700            31,603
    *Universal Technical Institute, Inc. ............................          2,300            32,844
   #*Urban Outfitters, Inc. .........................................         13,550           369,238
     V.F. Corp. .....................................................          9,450         1,306,179
     Vail Resorts, Inc. .............................................          3,700           164,872
   #*Valassis Communications, Inc. ..................................          4,390            85,737
     Value Line, Inc. ...............................................            400             5,044
    *Valuevision Media, Inc. Class A ................................          2,178             7,144
     Viacom, Inc. Class A ...........................................          2,073           110,781
     Viacom, Inc. Class B ...........................................         56,800         2,490,680
    #Virgin Media, Inc. .............................................         24,300           592,434

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Visteon Corp. ..................................................            217   $        12,070
    *Vitacost.com, Inc. .............................................            489             2,998
    *Vitamin Shoppe, Inc. ...........................................          2,565            96,726
    *WABCO Holdings, Inc. ...........................................          6,000           301,260
     Walt Disney Co. (The) ..........................................        152,091         5,304,934
    *Warnaco Group, Inc. ............................................          3,897           191,343
    #Washington Post Co. Class B ....................................            500           170,080
    #Weight Watchers International, Inc. ............................          2,600           194,012
     Wendy's Co. (The) ..............................................         33,225           168,118
    *West Marine, Inc. ..............................................          2,681            24,370
    *Wet Seal, Inc. Class A (The) ...................................         11,405            47,787
     Whirlpool Corp. ................................................          7,111           361,310
     Wiley (John) & Sons, Inc. Class A ..............................          4,000           190,240
     Williams Controls, Inc. ........................................            600             6,660
     Williams-Sonoma, Inc. ..........................................          7,560           283,802
     Winmark Corp. ..................................................            300            14,889
    *Winnebago Industries, Inc. .....................................          2,200            17,908
    *WMS Industries, Inc. ...........................................          5,290           115,904
     Wolverine World Wide, Inc. .....................................          4,900           185,857
    #World Wrestling Entertainment, Inc. ............................          3,100            32,581
     Wyndham Worldwide Corp. ........................................         16,802           565,723
     Wynn Resorts, Ltd. .............................................         11,860         1,575,008
     Yum! Brands, Inc. ..............................................         47,017         2,518,701
   #*Zale Corp. .....................................................          2,400             8,856
    *Zumiez, Inc. ...................................................          2,100            47,775
                                                                                       ---------------
Total Consumer Discretionary ........................................                      163,424,968
                                                                                       ---------------
Consumer Staples -- (9.8%)
     Alico, Inc. ....................................................            496            11,294
    *Alliance One International, Inc. ...............................          9,669            25,816
     Altria Group, Inc. .............................................        221,200         6,094,060
     Andersons, Inc. (The) ..........................................          1,500            55,380
     Archer-Daniels-Midland Co. .....................................         73,252         2,119,913
     Avon Products, Inc. ............................................         37,050           677,274
    #B&G Foods, Inc. ................................................          4,570            96,975
   #*Boston Beer Co., Inc. Class A ..................................            700            61,936
     Brown-Forman Corp. Class A .....................................          6,235           454,220
     Brown-Forman Corp. Class B .....................................          8,663           647,386
     Bunge, Ltd. ....................................................         15,135           934,889
   #*Calavo Growers, Inc. ...........................................          1,264            28,528
     Cal-Maine Foods, Inc. ..........................................          2,100            69,972
    #Campbell Soup Co. ..............................................         19,973           664,102
     Casey's General Stores, Inc. ...................................          3,700           183,335
   #*Central European Distribution Corp. ............................          5,975            32,265
    *Central Garden & Pet Co. Class A ...............................          3,229            28,383
    *Chiquita Brands International, Inc. ............................          4,900            43,512
    #Church & Dwight Co., Inc. ......................................         15,300           675,954
     Clorox Co. (The) ...............................................         11,200           749,728
     Coca-Cola Bottling Co. .........................................            561            31,483
     Coca-Cola Co. (The) ............................................        221,630        15,141,762
     Coca-Cola Enterprises, Inc. ....................................         28,141           754,742
     Colgate-Palmolive Co. ..........................................         51,702         4,672,310
     ConAgra Foods, Inc. ............................................         43,779         1,108,922
    *Constellation Brands, Inc. Class A .............................         19,300           390,246
     Corn Products International, Inc. ..............................          6,623           321,215
     Costco Wholesale Corp. .........................................         46,800         3,896,100
     CVS Caremark Corp. .............................................        144,297         5,237,981
    *Darling International, Inc. ....................................         11,864           166,333
    *Dean Foods Co. .................................................         18,168           176,593
     Diamond Foods, Inc. ............................................          2,435           160,101
    *Dole Food Co., Inc. ............................................          2,200            23,276

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
     Dr. Pepper Snapple Group, Inc. .................................         23,269   $       871,424
    *Elizabeth Arden, Inc. ..........................................          2,300            78,844
    *Energizer Holdings, Inc. .......................................          7,300           538,667
   #*Estee Lauder Cos., Inc. ........................................         12,900         1,270,005
     Farmer Brothers Co. ............................................          1,300             7,605
    #Flowers Foods, Inc. ............................................         12,327           248,882
    *Fortune Brands, Inc. ...........................................         13,180           651,487
     Fresh Del Monte Produce, Inc. ..................................          2,942            74,903
     General Mills, Inc. ............................................         69,007         2,658,840
   #*Green Mountain Coffee Roasters, Inc. ...........................         13,858           901,047
    #H.J. Heinz Co. .................................................         34,300         1,832,992
    *Hain Celestial Group, Inc. (The) ...............................          4,000           134,240
    *Hansen Natural Corp. ...........................................          8,524           759,403
   #*Heckmann Corp. .................................................          9,577            57,366
     Herbalife, Ltd. ................................................         17,300         1,078,828
     Hershey Co. (The) ..............................................         17,824         1,020,068
    #Hormel Foods Corp. .............................................         15,700           462,679
    #Imperial Sugar Co. .............................................          1,726            11,685
     Ingles Markets, Inc. Class A ...................................          1,110            16,761
     Inter Parfums, Inc. ............................................          1,460            26,922
     J & J Snack Foods Corp. ........................................          1,691            87,205
     J.M. Smucker Co. ...............................................         12,176           937,796
    *John B. Sanfilippo & Son, Inc. .................................          1,301            11,189
    #Kellogg Co. ....................................................         27,035         1,465,567
    #Kimberly-Clark Corp. ...........................................         40,425         2,818,027
     Kraft Foods, Inc. Class A ......................................        179,972         6,331,415
     Kroger Co. (The) ...............................................         56,043         1,299,077
    #Lancaster Colony Corp. .........................................          1,900           126,388
    *Lifeway Foods, Inc. ............................................            315             3,320
     Lorillard, Inc. ................................................         15,408         1,705,049
     McCormick & Co., Inc. Non-Voting ...............................         12,614           612,536
     McCormick & Co., Inc. Voting ...................................            607            29,531
     Mead Johnson Nutrition Co. .....................................         22,000         1,580,700
   #*Medifast, Inc. .................................................          2,100            34,524
     MGP Ingredients, Inc. ..........................................            233             1,528
     Molson Coors Brewing Co. Class B ...............................         13,905           588,738
     Nash-Finch Co. .................................................          1,300            34,216
    *National Beverage Corp. ........................................          3,591            60,760
    *Natural Alternatives International, Inc. .......................          1,000             6,100
     Nu Skin Enterprises, Inc. Class A ..............................          6,221           314,347
    *Nutraceutical International Corp. ..............................          1,559            21,514
     Oil-Dri Corp. of America .......................................            641            12,852
    *Omega Protein Corp. ............................................          2,100            22,743
    *Overhill Farms, Inc. ...........................................          2,000             7,740
    *Pantry, Inc. ...................................................          3,100            43,834
     PepsiCo, Inc. ..................................................        169,729        10,684,441
     Philip Morris International, Inc. ..............................        190,143        13,285,291
    *Physicians Formula Holdings, Inc. ..............................          1,158             3,567
   #*Pilgrim's Pride Corp. ..........................................            400             2,016
    *Prestige Brands Holdings, Inc. .................................          4,300            45,494
     PriceSmart, Inc. ...............................................          3,000           228,120
     Procter & Gamble Co. (The) .....................................        296,227        18,955,566
    *Ralcorp Holdings, Inc. .........................................          5,695           460,384
     Reliv' International, Inc. .....................................          1,707             2,543
    *Revlon, Inc. ...................................................            186             2,740
     Reynolds American, Inc. ........................................         37,100         1,435,028
     Rocky Mountain Chocolate Factory, Inc. .........................            950             8,160
     Ruddick Corp. ..................................................          4,800           209,808
    #Safeway, Inc. ..................................................         33,100           641,147
    #Sanderson Farms, Inc. ..........................................          1,850            91,575
     Sara Lee Corp. .................................................         60,353         1,074,283

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    *Schiff Nutrition International, Inc. ...........................          1,800   $        21,996
    *Smart Balance, Inc. ............................................          8,197            53,690
    *Smithfield Foods, Inc. .........................................         12,800           292,608
     Snyders-Lance, Inc. ............................................          2,696            57,209
     Spartan Stores, Inc. ...........................................          2,181            37,339
    *Spectrum Brands Holdings, Inc. .................................          1,735            44,034
     SUPERVALU, Inc. ................................................         20,097           161,178
    *Susser Holdings Corp. ..........................................          1,000            21,960
     Sysco Corp. ....................................................         63,331         1,755,535
    #Tootsie Roll Industries, Inc. ..................................          1,489            36,883
    *TreeHouse Foods, Inc. ..........................................          3,830           234,932
     Tyson Foods, Inc. Class A ......................................         30,788           594,208
    *United Natural Foods, Inc. .....................................          4,000           146,040
     United-Guardian, Inc. ..........................................            600             8,982
     Universal Corp. ................................................          2,600           111,332
   #*USANA Health Sciences, Inc. ....................................            500            17,300
    #Vector Group, Ltd. .............................................          4,602            80,857
     Walgreen Co. ...................................................         94,170         3,126,444
     Wal-Mart Stores, Inc. ..........................................        203,750        11,556,700
     WD-40 Co. ......................................................          1,600            70,432
     Weis Markets, Inc. .............................................          1,930            76,332
     Whole Foods Market, Inc. .......................................         16,183         1,167,118
    *Winn-Dixie Stores, Inc. ........................................          7,429            47,100
                                                                                       ---------------
Total Consumer Staples ..............................................                      143,445,702
                                                                                       ---------------
Energy -- (11.0%)
    *Adams Resources & Energy, Inc. .................................            300             7,110
     Alon USA Energy, Inc. ..........................................          1,957            14,873
   #*Alpha Natural Resources, Inc. ..................................         12,617           303,313
     Anadarko Petroleum Corp. .......................................         44,985         3,531,322
     Apache Corp. ...................................................         41,440         4,128,667
   #*Approach Resources, Inc. .......................................          2,049            50,016
     Arch Coal, Inc. ................................................         16,500           300,630
    *Atwood Oceanics, Inc. ..........................................          5,400           230,796
     Baker Hughes, Inc. .............................................         47,094         2,730,981
    *Basic Energy Services, Inc. ....................................          3,900            71,526
     Berry Petroleum Co. Class A ....................................          4,900           169,295
    *Bill Barrett Corp. .............................................          5,020           208,832
    *Bolt Technology Corp. ..........................................          1,050            10,584
   #*BPZ Resources, Inc. ............................................         10,000            29,900
    *Brigham Exploration Co. ........................................          9,000           327,735
     Bristow Group, Inc. ............................................          3,356           167,062
     Cabot Oil & Gas Corp. ..........................................         11,200           870,464
    *Cal Dive International, Inc. ...................................          9,937            22,259
    *Callon Petroleum Co. ...........................................          4,302            20,262
    *Cameron International Corp. ....................................         21,459         1,054,495
     CARBO Ceramics, Inc. ...........................................          2,250           305,662
   #*Carrizo Oil & Gas, Inc. ........................................          3,600            97,920
     Chesapeake Energy Corp. ........................................         71,338         2,006,025
     Chevron Corp. ..................................................        215,944        22,684,917
     Cimarex Energy Co. .............................................          7,433           475,712
    *Clayton Williams Energy, Inc. ..................................          1,000            65,340
   #*Clean Energy Fuels Corp. .......................................          4,800            56,736
   #*Cloud Peak Energy, Inc. ........................................          5,872           134,762
    *Cobalt International Energy, Inc. ..............................          7,326            75,604
    *Complete Production Services, Inc. .............................          6,580           215,824
    *Comstock Resources, Inc. .......................................          4,800            87,552
    *Concho Resources, Inc. .........................................          8,700           824,064
     ConocoPhillips .................................................        140,355         9,775,726
     Consol Energy, Inc. ............................................         24,200         1,034,792
    *Contango Oil & Gas Co. .........................................          1,000            64,340

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
   #*Continental Resources, Inc. ....................................          3,590   $       217,733
    *CREDO Petroleum Corp. ..........................................          1,072            10,345
    *Crimson Exploration, Inc. ......................................          3,820            11,384
     Crosstex Energy, Inc. ..........................................          5,400            70,362
    *CVR Energy, Inc. ...............................................          7,907           195,777
    *Dawson Geophysical Co. .........................................            600            17,340
     Delek US Holdings, Inc. ........................................          3,394            49,145
    *Denbury Resources, Inc. ........................................         37,770           592,989
     Devon Energy Corp. .............................................         33,486         2,174,916
     DHT Holdings, Inc. .............................................          1,559             2,494
    #Diamond Offshore Drilling, Inc. ................................          6,300           412,902
    *Double Eagle Petroleum Co. .....................................            267             2,371
   #*Dresser-Rand Group, Inc. .......................................          6,600           319,440
    *Dril-Quip, Inc. ................................................          2,600           169,260
     El Paso Corp. ..................................................         83,483         2,087,910
   #*Endeavour International Corp. ..................................          3,414            31,682
     Energen Corp. ..................................................          7,727           379,087
    *Energy Partners, Ltd. ..........................................          3,224            46,232
    *ENGlobal Corp. .................................................          3,200             8,352
     EOG Resources, Inc. ............................................         27,739         2,480,699
     EQT Corp. ......................................................         15,242           967,867
    #EXCO Resources, Inc. ...........................................         12,750           160,778
    *Exterran Holdings, Inc. ........................................          6,100            57,950
     Exxon Mobil Corp. ..............................................        507,509        39,631,378
    *FMC Technologies, Inc. .........................................         20,364           912,714
    *Forest Oil Corp. ...............................................         11,189           130,464
   #*FX Energy, Inc. ................................................          1,388             8,217
   #*GeoResources, Inc. .............................................          1,607            42,650
    *Global Industries, Ltd. ........................................         11,300            89,835
   #*GMX Resources, Inc. ............................................          5,489            13,722
   #*Goodrich Petroleum Corp. .......................................          1,095            17,356
   #*Green Plains Renewable Energy, Inc. ............................          2,214            23,158
     Gulf Island Fabrication, Inc. ..................................          1,100            30,635
    *Gulfmark Offshore, Inc. Class A ................................          2,800           116,452
    *Gulfport Energy Corp. ..........................................          4,900           152,586
     Halliburton Co. ................................................         98,123         3,665,875
    *Harvest Natural Resources, Inc. ................................          3,600            38,412
    *Helix Energy Solutions Group, Inc. .............................         10,266           185,404
     Helmerich & Payne, Inc. ........................................         11,191           595,137
    *Hercules Offshore, Inc. ........................................          9,300            35,247
     Hess Corp. .....................................................         26,622         1,665,472
    *HKN, Inc. ......................................................          1,513             3,268
     HollyFrontier Corp. ............................................         22,236           682,423
    *Hornbeck Offshore Services, Inc. ...............................          2,700            88,668
   #*ION Geophysical Corp. ..........................................         11,100            84,582
   #*James River Coal Co. ...........................................          3,290            34,052
    *Key Energy Services, Inc. ......................................         13,200           170,676
    *Lone Pine Resources, Inc. ......................................          6,853            51,603
     Lufkin Industries, Inc. ........................................          2,200           129,998
     Marathon Oil Corp. .............................................         76,565         1,992,987
     Marathon Petroleum Corp. .......................................         30,933         1,110,495
    *Matrix Service Co. .............................................          2,900            30,798
    *McDermott International, Inc. ..................................         20,320           223,114
   #*McMoran Exploration Co. ........................................          7,400            90,132
    *Mitcham Industries, Inc. .......................................          1,600            23,328
     Murphy Oil Corp. ...............................................         18,964         1,050,037
    *Nabors Industries, Ltd. ........................................         26,057           477,625
     National Oilwell Varco, Inc. ...................................         45,120         3,218,410
    *Natural Gas Services Group, Inc. ...............................          1,600            22,016
    *Newfield Exploration Co. .......................................         12,000           483,120
    *Newpark Resources, Inc. ........................................          9,500            84,835

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
     Noble Energy, Inc. .............................................         19,002   $     1,697,639
    *Oasis Petroleum, Inc. ..........................................          2,010            58,973
     Occidental Petroleum Corp. .....................................         85,485         7,944,976
     Oceaneering International, Inc. ................................         11,600           485,228
    *Oil States International, Inc. .................................          5,000           348,050
     Overseas Shipholding Group, Inc. ...............................          2,700            33,696
    *OYO Geospace Corp. .............................................            500            39,290
     Panhandle Oil & Gas, Inc. ......................................          1,000            33,320
    *Parker Drilling Co. ............................................         12,107            66,952
   #*Patriot Coal Corp. .............................................          9,292           116,708
     Patterson-UTI Energy, Inc. .....................................         15,402           312,969
     Peabody Energy Corp. ...........................................         23,123         1,002,845
     Penn Virginia Corp. ............................................          3,900            23,751
    *Petroleum Development Corp. ....................................          1,200            31,332
   #*PetroQuest Energy, Inc. ........................................          5,400            39,366
    *PHI, Inc. Non-Voting ...........................................          1,795            39,616
   #*Pioneer Drilling Co. ...........................................          4,800            47,472
     Pioneer Natural Resources Co. ..................................          9,008           755,771
    *Plains Exploration & Production Co. ............................         14,748           464,562
    *PostRock Energy Corp. ..........................................          1,042             4,585
     QEP Resources, Inc. ............................................         18,500           657,675
   #*Quicksilver Resources, Inc. ....................................         10,100            77,770
    #Range Resources Corp. ..........................................         17,200         1,184,048
    *Rex Energy Corp. ...............................................          4,000            61,920
   #*Rosetta Resources, Inc. ........................................          5,410           239,879
    *Rowan Cos., Inc. ...............................................         13,381           461,511
     RPC, Inc. ......................................................         14,505           269,358
   #*SandRidge Energy, Inc. .........................................         32,659           250,168
     Schlumberger, Ltd. .............................................        140,318        10,309,163
     SEACOR Holdings, Inc. ..........................................          2,200           187,330
    *SemGroup Corp. Class A .........................................          3,077            86,094
    #Ship Finance International, Ltd. ...............................          7,500           107,325
     SM Energy Co. ..................................................          6,800           563,788
     Southern Union Co. .............................................         12,146           510,496
   #*Southwestern Energy Co. ........................................         30,140         1,267,086
     Spectra Energy Corp. ...........................................         70,548         2,019,789
    *Stone Energy Corp. .............................................          4,300           104,447
     Sunoco, Inc. ...................................................         12,687           472,337
   #*Superior Energy Services, Inc. .................................          8,200           230,584
    *Swift Energy Co. ...............................................          3,830           117,275
     Teekay Corp. ...................................................          4,349           112,030
    *Tesco Corp. ....................................................             70             1,083
    *Tesoro Corp. ...................................................         13,080           339,295
    *Tetra Technologies, Inc. .......................................          8,150            77,425
    *TGC Industries, Inc. ...........................................          1,588             8,861
     Tidewater, Inc. ................................................          5,500           270,765
    *Transocean, Ltd. ...............................................         28,224         1,613,002
    *Ultra Petroleum Corp. ..........................................         13,109           417,653
    *Union Drilling, Inc. ...........................................          1,990            14,905
    *Unit Corp. .....................................................          3,700           181,522
   #*USEC, Inc. .....................................................         14,099            29,608
    *VAALCO Energy, Inc. ............................................          7,100            48,351
     Valero Energy Corp. ............................................         49,400         1,215,240
    *Venoco, Inc. ...................................................          2,091            20,366
    #W&T Offshore, Inc. .............................................          4,700            92,543
    *Warren Resources, Inc. .........................................          5,600            17,528
    *Weatherford International, Ltd. ................................         78,083         1,210,286
   #*Western Refining, Inc. .........................................          6,000            95,880
    *Westmoreland Coal Co. ..........................................            837             9,215
    *Whiting Petroleum Corp. ........................................         10,500           488,775
    *Willbros Group, Inc. ...........................................          4,500            22,905

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
     Williams Cos., Inc. (The) ......................................         62,734   $     1,888,921
     World Fuel Services Corp. ......................................          7,550           300,868
                                                                                       ---------------
Total Energy ........................................................                      161,231,165
                                                                                       ---------------
Financials -- (10.9%)
     1st Source Corp. ...............................................          1,990            47,840
    *1st United Bancorp, Inc. .......................................            973             5,040
     ACE, Ltd. ......................................................         36,261         2,616,231
     Advance America Cash Advance Centers, Inc. .....................          6,515            54,921
    *Affiliated Managers Group, Inc. ................................          4,480           414,893
    *Affirmative Insurance Holdings, Inc. ...........................          1,600             2,272
     Aflac, Inc. ....................................................         40,094         1,807,838
    *Allegheny Corp. ................................................            569           180,555
     Allied World Assurance Co. Holdings AG .........................          2,900           168,490
     Allstate Corp. (The) ...........................................         56,067         1,476,805
     Alterra Capital Holdings, Ltd. .................................          6,900           149,592
    *Altisource Portfolio Solutions SA ..............................          2,400            96,600
    *American Capital, Ltd. .........................................         34,163           265,446
     American Equity Investment Life Holding Co. ....................          5,390            58,428
     American Express Co. ...........................................        115,290         5,835,980
     American Financial Group, Inc. .................................          6,750           241,852
    *American International Group, Inc. .............................         12,500           308,625
     American National Insurance Co. ................................            664            47,449
    *American River Bankshares ......................................            882             4,392
    *American Safety Insurance Holdings, Ltd. .......................          1,000            20,410
     Ameriprise Financial, Inc. .....................................         21,340           996,151
    *Ameris Bancorp .................................................          1,951            19,608
    *AMERISAFE, Inc. ................................................          2,573            55,448
    *AmeriServe Financial, Inc. .....................................            100               195
     AmTrust Financial Services, Inc. ...............................          4,400           111,672
     Aon Corp. ......................................................         27,429         1,278,740
    *Arch Capital Group, Ltd. .......................................         13,610           489,552
     Argo Group International Holdings, Ltd. ........................          3,580           108,080
     Arrow Financial Corp. ..........................................          1,162            27,121
     Artio Global Investors, Inc. ...................................          2,673            19,566
     Aspen Insurance Holdings, Ltd. .................................          7,074           187,390
    *Asset Acceptance Capital Corp. .................................          2,117             6,351
     Associated Banc-Corp ...........................................         17,760           198,024
     Assurant, Inc. .................................................          8,100           312,174
     Assured Guaranty, Ltd. .........................................         17,100           217,854
     Asta Funding, Inc. .............................................            400             3,224
     Astoria Financial Corp. ........................................          8,620            71,546
    *Atlantic Coast Financial Corp. .................................            137               192
    *Avatar Holdings, Inc. ..........................................          1,000             9,500
     Axis Capital Holdings, Ltd. ....................................         12,640           396,264
     Baldwin & Lyons, Inc. Class B ..................................            562            12,943
     BancFirst Corp. ................................................          1,400            54,180
    *Bancorp, Inc. ..................................................          2,299            18,484
    #BancorpSouth, Inc. .............................................          9,405            91,887
    *BancTrust Financial Group, Inc. ................................          2,903             4,732
     Bank Mutual Corp. ..............................................          6,120            20,380
     Bank of America Corp. ..........................................        879,379         6,006,159
     Bank of Hawaii Corp. ...........................................          5,000           211,150
     Bank of New York Mellon Corp. (The) ............................        107,870         2,295,474
     Bank of the Ozarks, Inc. .......................................          3,800            94,506
     BankFinancial Corp. ............................................          2,730            21,840
     Banner Corp. ...................................................          1,404            24,668
     BB&T Corp. .....................................................         75,657         1,765,834
    *Beneficial Mutual Bancorp, Inc. ................................          3,852            31,625
    *Berkshire Hathaway, Inc. .......................................        147,274        11,466,754
     Berkshire Hills Bancorp, Inc. ..................................          2,505            50,150

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     BGC Partners, Inc. Class A .....................................          7,700   $        52,745
     BlackRock, Inc. ................................................          9,495         1,498,216
    *BofI Holding, Inc. .............................................            900            13,770
     BOK Financial Corp. ............................................          2,187           114,205
     Boston Private Financial Holdings, Inc. ........................          7,520            57,002
     Brookline Bancorp, Inc. ........................................          6,047            50,553
    *Brooklyn Federal Bancorp, Inc. .................................            100                78
     Brown & Brown, Inc. ............................................         14,100           311,328
     Bryn Mawr Bank Corp. ...........................................          1,149            21,096
     Calamos Asset Management, Inc. Class A .........................          1,676            20,933
     Camden National Corp. ..........................................            900            26,712
     Capital City Bank Group, Inc. ..................................          1,069            10,893
     Capital One Financial Corp. ....................................         49,372         2,254,326
     Capital Southwest Corp. ........................................            344            30,275
     CapitalSource, Inc. ............................................         24,876           158,211
     Capitol Federal Financial, Inc. ................................         16,210           179,769
     Cardinal Financial Corp. .......................................          2,805            30,126
     Cash America International, Inc. ...............................          3,135           171,641
     Cathay General Bancorp .........................................          6,714            93,929
     CBOE Holdings, Inc. ............................................          5,090           133,002
   #*CBRE Group, Inc. ...............................................         24,600           437,388
     Center Bancorp, Inc. ...........................................          1,915            17,771
    *Center Financial Corp. .........................................          2,700            17,739
     Centerstate Banks, Inc. ........................................          1,000             5,680
     Charles Schwab Corp. (The) .....................................         87,990         1,080,517
     Chemical Financial Corp. .......................................          3,399            68,422
    #Chubb Corp. (The) ..............................................         31,017         2,079,690
     Cincinnati Financial Corp. .....................................         14,809           428,572
    *CIT Group, Inc. ................................................         19,081           664,973
     Citigroup, Inc. ................................................        256,100         8,090,199
    *Citizens Community Bancorp, Inc. ...............................            600             3,072
    *Citizens, Inc. .................................................          4,015            31,478
    #City Holding Co. ...............................................          1,500            49,290
     City National Corp. ............................................          4,800           203,616
     Clifton Savings Bancorp, Inc. ..................................          1,350            13,743
     CME Group, Inc. ................................................          5,567         1,534,043
     CNA Financial Corp. ............................................         25,236           671,278
     CNB Financial Corp. ............................................            280             4,010
    *CNO Financial Group, Inc. ......................................         21,200           132,500
     CoBiz Financial, Inc. ..........................................          3,100            16,430
     Cohen & Steers, Inc. ...........................................          1,755            47,683
     Columbia Banking System, Inc. ..................................          3,193            60,890
     Comerica, Inc. .................................................         18,592           475,026
     Commerce Bancshares, Inc. ......................................          6,428           249,406
     Community Bank System, Inc. ....................................          3,381            86,418
     Community Trust Bancorp, Inc. ..................................          1,590            45,045
   #*CompuCredit Holdings Corp. .....................................          1,880             5,866
    *Consolidated-Tokoma Land Co. ...................................            681            20,396
    *Cowen Group, Inc. ..............................................          4,050            11,016
     Crawford & Co. Class A .........................................          4,017            19,000
     Crawford & Co. Class B .........................................          1,800            12,798
   #*Credit Acceptance Corp. ........................................          1,874           129,156
     Cullen Frost Bankers, Inc. .....................................          5,321           260,942
    #CVB Financial Corp. ............................................          9,813            95,284
     Delphi Financial Group, Inc. Class A ...........................          4,900           129,752
   #*DFC Global Corp. ...............................................          3,924            86,014
    *Diamond Hill Investment Group, Inc. ............................            293            22,057
     Dime Community Bancshares, Inc. ................................          2,700            32,184
    #Discover Financial Services ....................................         58,600         1,380,616
     Donegal Group, Inc. Class A ....................................          1,374            17,202
     Duff & Phelps Corp. ............................................          3,100            39,339

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *E*Trade Financial Corp. ........................................         29,290   $       317,796
     East West Bancorp, Inc. ........................................         14,046           273,476
     Eastern Insurance Holdings, Inc. ...............................             64               847
     Eaton Vance Corp. ..............................................         10,100           265,529
     Edelman Financial Group, Inc. ..................................          2,645            18,356
   #*eHealth, Inc. ..................................................          2,800            41,580
     EMC Insurance Group, Inc. ......................................            866            16,835
     Employers Holdings, Inc. .......................................          3,900            63,258
    *Encore Bancshares, Inc. ........................................            300             3,528
    *Encore Capital Group, Inc. .....................................          2,009            54,424
     Endurance Specialty Holdings, Ltd. .............................          3,900           145,080
    *Enstar Group, Ltd. .............................................          1,152           105,949
     Enterprise Financial Services Corp. ............................          1,766            27,249
     Epoch Holding Corp. ............................................          2,148            44,249
     Erie Indemnity Co. .............................................          4,857           383,460
     ESSA Bancorp, Inc. .............................................          1,856            20,490
     Evercore Partners, Inc. Class A ................................          2,000            54,880
     Everest Re Group, Ltd. .........................................          5,600           503,552
    *EZCORP, Inc. ...................................................          4,723           131,205
    #F.N.B. Corp. ...................................................         10,409           105,027
     FBL Financial Group, Inc. Class A ..............................          2,100            68,565
     Federal Agricultural Mortgage Corp. Class C ....................          1,781            35,941
    #Federated Investors, Inc. Class B ..............................          6,462           126,267
     Fidelity National Financial, Inc. Class A ......................         22,699           350,473
     Fidelity Southern Corp. ........................................          1,055             6,963
     Fifth Third Bancorp ............................................         86,699         1,041,255
     Financial Institutions, Inc. ...................................            807            13,219
    *First Acceptance Corp. .........................................            181               243
     First American Financial Corp. .................................          9,456           113,472
     First Bancorp ..................................................          1,500            19,020
     First Busey Corp. ..............................................          7,017            35,787
    *First Cash Financial Services, Inc. ............................          3,522           146,163
     First Citizens BancShares, Inc. Class A ........................            100            16,305
     First Commonwealth Financial Corp. .............................          7,145            32,938
     First Community Bancshares, Inc. ...............................          1,100            13,211
    *First Defiance Financial Corp. .................................          1,538            21,855
     First Financial Bancorp ........................................          4,812            78,917
    #First Financial Bankshares, Inc. ...............................          3,585           113,860
     First Financial Corp. ..........................................          1,300            42,718
     First Financial Holdings, Inc. .................................          1,825            13,596
    *First Financial Northwest, Inc. ................................          2,411            13,357
     First Horizon National Corp. ...................................         23,830           166,572
     First Interstate Bancsystem, Inc. ..............................            352             4,449
     First Merchants Corp. ..........................................          1,745            14,065
     First Midwest Bancorp, Inc. ....................................          6,370            57,394
     First Niagara Financial Group, Inc. ............................         25,368           233,132
     First Pactrust Bancorp, Inc. ...................................            251             3,158
    *First Security Group, Inc. .....................................             58               174
    *First South Bancorp, Inc. ......................................          1,685             6,740
     FirstMerit Corp. ...............................................          9,666           135,421
     Flagstone Reinsurance Holdings SA ..............................          3,394            28,815
     Flushing Financial Corp. .......................................          1,928            23,637
    *Forest City Enterprises, Inc. Class A ..........................         10,200           139,536
    *Forest City Enterprises, Inc. Class B ..........................          3,286            44,591
    *Forestar Group, Inc. ...........................................          2,164            28,132
     Fox Chase Bancorp, Inc. ........................................            900            11,394
     Franklin Resources, Inc. .......................................         16,242         1,731,884
     Fulton Financial Corp. .........................................         20,459           193,133
     Gallagher (Arthur J.) & Co. ....................................         11,325           349,942
     GAMCO Investors, Inc. ..........................................            632            29,767
    *Genworth Financial, Inc. Class A ...............................         44,600           284,548

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    #German American Bancorp, Inc. ..................................          1,398   $        24,283
     GFI Group, Inc. ................................................          8,500            36,720
     Glacier Bancorp, Inc. ..........................................          5,934            67,351
    *Gleacher & Co., Inc. ...........................................          1,004             1,285
    *Global Indemnity P.L.C. ........................................          1,204            24,309
     Goldman Sachs Group, Inc. (The) ................................         40,900         4,480,595
     Great Southern Bancorp, Inc. ...................................          1,100            21,879
    *Greene Bancshares, Inc. ........................................            700               966
     Greenhill & Co., Inc. ..........................................          2,100            79,338
    *Greenlight Capital Re, Ltd. Class A ............................          3,500            78,855
    *Guaranty Bancorp ...............................................            207               275
    *Hallmark Financial Services, Inc. ..............................          2,534            19,664
     Hampden Bancorp, Inc. ..........................................            504             6,325
     Hancock Holding Co. ............................................          4,358           132,047
     Hanover Insurance Group, Inc. (The) ............................          4,600           175,536
     Harleysville Group, Inc. .......................................          1,675            98,423
    *Harris & Harris Group, Inc. ....................................          3,600            14,148
     Hartford Financial Services Group, Inc. ........................         39,524           760,837
     HCC Insurance Holdings, Inc. ...................................         11,125           296,036
     Heartland Financial USA, Inc. ..................................          1,732            27,071
    *Heritage Commerce Corp. ........................................            841             4,062
     Heritage Financial Corp. .......................................            905            11,412
     Heritage Financial Group, Inc. .................................          1,473            15,570
    *HFF, Inc. ......................................................          3,404            37,444
    *Hilltop Holdings, Inc. .........................................          7,200            56,736
    *Home Bancorp, Inc. .............................................            189             2,778
     Home Bancshares, Inc. ..........................................          2,952            69,224
     Home Federal Bancorp, Inc. .....................................          2,521            25,336
     HopFed Bancorp, Inc. ...........................................            208             1,254
     Horace Mann Educators Corp. ....................................          3,400            45,730
     Hudson City Bancorp, Inc. ......................................         50,766           317,288
     Hudson Valley Holding Corp. ....................................            930            20,200
     Huntington Bancshares, Inc. ....................................         88,000           455,840
     IBERIABANK Corp. ...............................................          2,325           120,249
    *ICG Group, Inc. ................................................          3,900            42,081
     Independence Holding Co. .......................................          2,400            19,896
    #Independent Bank Corp. .........................................          1,972            51,114
     Infinity Property & Casualty Corp. .............................            800            46,368
     Interactive Brokers Group, Inc. Class A ........................          4,380            67,364
   #*IntercontinentalExchange, Inc. .................................          6,361           826,167
     International Bancshares Corp. .................................          6,326           114,627
    *Intervest Bancshares Corp. .....................................            254               709
    *INTL FCStone, Inc. .............................................          1,415            34,300
     Invesco, Ltd. ..................................................         40,768           818,214
    *Investment Technology Group, Inc. ..............................          3,824            43,632
    *Investors Bancorp, Inc. ........................................          3,800            52,744
     Janus Capital Group, Inc. ......................................         17,800           116,768
     Jefferies Group, Inc. ..........................................         12,073           160,088
     JMP Group, Inc. ................................................          2,391            17,741
     Jones Lang LaSalle, Inc. .......................................          4,000           258,480
     JPMorgan Chase & Co. ...........................................        340,424        11,833,138
     Kaiser Federal Financial Group, Inc. ...........................            784             9,220
    #KBW, Inc. ......................................................          3,585            50,764
     Kearny Financial Corp. .........................................          2,846            27,692
     Kemper Corp. ...................................................          5,200           139,828
     KeyCorp ........................................................         90,658           640,045
    *Knight Capital Group, Inc. Class A .............................          9,475           118,343
     Lakeland Bancorp, Inc. .........................................          2,702            25,102
     Lakeland Financial Corp. .......................................          1,700            40,613
     Legg Mason, Inc. ...............................................         13,474           370,535
   #*Leucadia National Corp. ........................................         20,060           538,210

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Life Partners Holdings, Inc. ...................................          1,000   $         6,870
     Lincoln National Corp. .........................................         28,868           549,935
     LNB Bancorp, Inc. ..............................................            634             2,847
     Loews Corp. ....................................................         34,755         1,379,774
    *Louisiana Bancorp, Inc. ........................................            200             3,228
    #M&T Bank Corp. .................................................         11,477           873,514
   #*Macatawa Bank Corp. ............................................            886             2,366
     Maiden Holdings, Ltd. ..........................................          4,691            38,232
     MainSource Financial Group, Inc. ...............................          1,600            15,008
    *Markel Corp. ...................................................            893           345,144
     MarketAxess Holdings, Inc. .....................................          3,416            99,850
    *Marlin Business Services Corp. .................................          1,200            14,148
     Marsh & McLennan Cos., Inc. ....................................         49,065         1,502,370
     MB Financial, Inc. .............................................          4,600            76,222
   #*MBIA, Inc. .....................................................         10,700            94,160
     MCG Capital Corp. ..............................................          6,400            29,696
     Meadowbrook Insurance Group, Inc. ..............................          6,115            63,351
     Medallion Financial Corp. ......................................          3,100            36,890
     Merchants Bancshares, Inc. .....................................            694            19,758
     Mercury General Corp. ..........................................          3,136           135,789
    *Meridian Interstate Bancorp, Inc. ..............................          1,744            22,724
    *MetLife, Inc. ..................................................         96,045         3,376,942
    *Metro Bancorp, Inc. ............................................          1,994            16,490
   .*MF Global Holdings, Ltd. .......................................         12,100             7,260
    *MGIC Investment Corp. ..........................................         15,500            41,230
     MidSouth Bancorp, Inc. .........................................            900            12,357
     Montpelier Re Holdings, Ltd. ...................................          5,500            96,250
     Moody's Corp. ..................................................         20,707           734,891
     Morgan Stanley .................................................        144,455         2,548,186
   #*MSCI, Inc. .....................................................         12,494           417,175
    *Nara Bancorp, Inc. .............................................          2,806            23,795
    *NASDAQ OMX Group, Inc. (The) ...................................         12,231           306,387
    *National Financial Partners Corp. ..............................          3,900            53,313
     National Interstate Corp. ......................................            888            23,621
     National Penn Bancshares, Inc. .................................         13,257           103,405
    *Navigators Group, Inc. (The) ...................................          1,900            86,678
     NBT Bancorp, Inc. ..............................................          3,984            85,736
     Nelnet, Inc. Class A ...........................................          3,140            67,447
     New England Bancshares, Inc. ...................................          1,000            10,010
     New York Community Bancorp, Inc. ...............................         40,175           534,729
    *NewStar Financial, Inc. ........................................          3,834            41,100
     Northeast Community Bancorp, Inc. ..............................          1,726             9,976
     Northern Trust Corp. ...........................................         20,514           830,202
     Northfield Bancorp, Inc. .......................................          3,409            47,078
     Northrim Bancorp, Inc. .........................................            600            11,370
     Northwest Bancshares, Inc. .....................................         10,509           131,047
     NYSE Euronext, Inc. ............................................         18,093           480,731
     OceanFirst Financial Corp. .....................................          1,629            21,242
    *Ocwen Financial Corp. ..........................................          8,900           129,050
     Old National Bancorp ...........................................          8,001            92,572
     Old Republic International Corp. ...............................         24,986           220,876
    *OmniAmerican Bancorp, Inc. .....................................            497             7,331
     OneBeacon Insurance Group, Ltd. Class A ........................          3,200            48,704
     Oppenheimer Holdings, Inc. Class A .............................            765            13,441
     Oriental Financial Group, Inc. .................................          3,500            37,065
     Oritani Financial Corp. ........................................          6,231            80,754
   #*Pacific Capital Bancorp ........................................          1,500            38,835
     Pacific Continental Corp. ......................................          1,300            11,271
    *Pacific Mercantile Bancorp .....................................          1,425             4,332
     PacWest Bancorp ................................................          2,792            49,251
    #Park National Corp. ............................................          1,200            71,652

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *PartnerRe, Ltd. ................................................          5,700   $       354,654
    *Patriot National Bancorp .......................................            200               370
    *Peapack-Gladstone Financial Corp. ..............................          1,228            12,427
   #*Penson Worldwide, Inc. .........................................          2,800             3,444
     Peoples Bancorp, Inc. ..........................................          1,197            15,836
     People's United Financial, Inc. ................................         33,790           430,822
    *PHH Corp. ......................................................          5,033            92,859
    *Phoenix Cos., Inc. (The) .......................................          7,000            10,430
    *PICO Holdings, Inc. ............................................          1,800            41,112
   #*Pinnacle Financial Partners, Inc. ..............................          3,495            52,460
    *Piper Jaffray Cos., Inc. .......................................          1,704            35,375
     Platinum Underwriters Holdings, Ltd. ...........................          4,187           144,996
     PNC Financial Services Group, Inc. .............................         57,134         3,068,667
    *Popular, Inc. ..................................................         98,348           182,927
    *Portfolio Recovery Associates, Inc. ............................          1,900           133,266
    *Preferred Bank .................................................            253             2,037
     Presidential Life Corp. ........................................          2,200            21,824
     Primerica, Inc. ................................................          3,156            71,420
    *Principal Financial Group, Inc. ................................         29,000           747,620
     PrivateBancorp, Inc. ...........................................          6,123            66,741
     ProAssurance Corp. .............................................          3,400           260,270
    *Progressive Corp. ..............................................         63,904         1,214,815
     Prosperity Bancshares, Inc. ....................................          4,600           177,054
     Protective Life Corp. ..........................................          8,300           154,380
     Provident Financial Services, Inc. .............................          5,262            68,143
     Provident New York Bancorp .....................................          3,935            27,348
    *Prudential Financial, Inc. .....................................         52,026         2,819,809
     Pulaski Financial Corp. ........................................            342             2,339
     Pzena Investment Management, Inc. Class A ......................            566             2,451
     QC Holdings, Inc. ..............................................          1,034             3,371
     Radian Group, Inc. .............................................          8,700            20,445
     Raymond James Financial, Inc. ..................................         10,375           315,089
     Regions Financial Corp. ........................................        117,794           462,930
     Reinsurance Group of America, Inc. .............................          7,590           396,426
     RenaissanceRe Holdings, Ltd. ...................................          4,400           299,728
     Renasant Corp. .................................................          2,122            30,599
     Republic Bancorp, Inc. Class A .................................            805            16,374
    *Republic First Bancorp, Inc. ...................................            500               815
     Resource America, Inc. Class A .................................          2,228            10,850
    *Riverview Bancorp, Inc. ........................................          1,205             2,796
    #RLI Corp. ......................................................          1,944           136,741
     Rockville Financial, Inc. ......................................          2,466            24,783
    *Rodman & Renshaw Capital Group, Inc. ...........................            200               148
     Roma Financial Corp. ...........................................            710             6,866
     S&T Bancorp, Inc. ..............................................          2,523            47,104
     S.Y. Bancorp, Inc. .............................................          1,733            35,665
    *Safeguard Scientifics, Inc. ....................................          1,767            29,880
     Safety Insurance Group, Inc. ...................................          1,800            76,716
     Sandy Spring Bancorp, Inc. .....................................          1,969            33,493
     SCBT Financial Corp. ...........................................          1,022            30,180
     SeaBright Holdings, Inc. .......................................          2,360            16,945
     SEI Investments Co. ............................................         13,403           216,995
     Selective Insurance Group, Inc. ................................          5,100            81,753
     SI Financial Group, Inc. .......................................          1,347            11,921
     Sierra Bancorp .................................................            240             2,626
   #*Signature Bank .................................................          4,531           252,603
     Simmons First National Corp. Class A ...........................          1,469            38,135
     SLM Corp. ......................................................         47,747           652,701
     Somerset Hills Bancorp .........................................            992             7,599
    *Southern Community Financial Corp. .............................            700               738
     Southside Bancshares, Inc. .....................................          1,978            40,687

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Southwest Bancorp, Inc. ........................................          1,600   $         7,520
   #*St. Joe Co. (The) ..............................................          7,516           107,855
     StanCorp Financial Group, Inc. .................................          4,400           149,336
     State Auto Financial Corp. .....................................          1,800            23,922
     State Bancorp, Inc. ............................................          2,047            24,216
     State Street Corp. .............................................         54,699         2,209,293
     StellarOne Corp. ...............................................          2,851            34,183
     Sterling Bancorp ...............................................          2,599            21,442
    #Stewart Information Services Corp. .............................            500             5,020
    *Stifel Financial Corp. .........................................          5,161           164,481
    *Suffolk Bancorp ................................................            900             7,659
    *Sun Bancorp, Inc. ..............................................          2,137             6,347
     SunTrust Banks, Inc. ...........................................         50,157           989,598
     Susquehanna Bancshares, Inc. ...................................         13,023            94,547
    *SVB Financial Group ............................................          4,191           192,535
     SWS Group, Inc. ................................................          1,770             9,753
     Symetra Financial Corp. ........................................          7,540            69,896
    #Synovus Financial Corp. ........................................         71,876           107,814
    #T. Rowe Price Group, Inc. ......................................         20,940         1,106,470
   #*Taylor Capital Group, Inc. .....................................            730             6,782
    #TCF Financial Corp. ............................................         14,786           157,323
     TD Ameritrade Holding Corp. ....................................         19,198           322,142
    *Tejon Ranch Co. ................................................          1,649            42,858
   #*Tennessee Commerce Bancorp, Inc. ...............................            700                91
     Territorial Bancorp, Inc. ......................................            840            16,506
    *Texas Capital Bancshares, Inc. .................................          3,603           100,884
    *TFS Financial Corp. ............................................         11,114           102,360
    *Thomas Properties Group, Inc. ..................................          4,298            10,874
    *TIB Financial Corp. ............................................             45               470
     Tompkins Financial Corp. .......................................            934            36,828
     Torchmark Corp. ................................................          9,900           405,207
     Tower Bancorp, Inc. ............................................            250             6,430
    #Tower Group, Inc. ..............................................          4,921           116,775
     TowneBank ......................................................          1,630            20,310
     Transatlantic Holdings, Inc. ...................................          6,479           337,167
     Travelers Cos., Inc. (The) .....................................         44,302         2,585,022
    *Tree.com, Inc. .................................................            721             3,893
     TriCo Bancshares ...............................................          1,628            24,143
     Trustco Bank Corp. .............................................          7,300            36,208
     Trustmark Corp. ................................................          7,648           169,327
     U.S. Bancorp ...................................................        207,210         5,302,504
     UMB Financial Corp. ............................................          3,100           114,297
     Umpqua Holdings Corp. ..........................................          9,973           114,191
     Union First Market Bankshares Corp. ............................          2,179            27,935
    #United Bankshares, Inc. ........................................          3,563            84,586
   #*United Community Banks, Inc. ...................................            540             3,991
    *United Community Financial Corp. ...............................            563               670
     United Financial Bancorp, Inc. .................................          1,725            27,842
     United Fire & Casualty Co. .....................................          2,765            52,010
    *United Security Bancshares .....................................          1,515             4,227
     Universal Insurance Holdings, Inc. .............................          2,136             9,014
     Univest Corp. of Pennsylvania ..................................          1,893            28,793
     Unum Group .....................................................         29,100           693,744
     Validus Holdings, Ltd. .........................................          5,769           157,840
    #Valley National Bancorp ........................................         16,701           200,412
     ViewPoint Financial Group ......................................          2,897            37,284
    *Virginia Commerce Bancorp, Inc. ................................          2,610            16,600
    *Virtus Investment Partners, Inc. ...............................            650            40,560
    #Waddell & Reed Financial, Inc. .................................          6,800           188,564
     Washington Banking Co. .........................................          1,539            18,191
     Washington Federal, Inc. .......................................          9,784           133,552

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Washington Trust Bancorp, Inc. .................................          1,700   $        39,916
    *Waterstone Financial, Inc. .....................................          1,611             4,172
     Webster Financial Corp. ........................................          7,208           141,565
     Wells Fargo & Co. ..............................................        527,537        13,668,484
     WesBanco, Inc. .................................................          2,465            48,955
     West Bancorporation, Inc. ......................................          2,033            20,005
    *West Coast Bancorp .............................................          1,740            25,978
     Westamerica Bancorporation .....................................          3,200           143,424
    *Western Alliance Bancorp .......................................          5,487            35,666
     Westfield Financial, Inc. ......................................          4,099            29,144
     Westwood Holdings Group, Inc. ..................................            700            25,648
     White Mountains Insurance Group, Ltd. ..........................            900           378,000
     Willis Group Holdings P.L.C. ...................................         13,613           494,288
    *Wilshire Bancorp, Inc. .........................................          2,428             8,304
    #Wintrust Financial Corp. .......................................          3,150            90,972
   #*World Acceptance Corp. .........................................          1,100            74,415
    #WR Berkley Corp. ...............................................         11,532           401,429
     XL Group P.L.C. ................................................         26,638           579,110
    *Yadkin Valley Financial Corp. ..................................            471               999
     Zions Bancorporation ...........................................         17,764           308,383
    *ZipRealty, Inc. ................................................          2,357             4,455
                                                                                      ---------------
Total Financials ....................................................                      160,217,478
                                                                                       ---------------
Health Care -- (11.1%)
    *Abaxis, Inc. ...................................................          1,627            45,654
     Abbott Laboratories ............................................        166,900         8,990,903
   #*ABIOMED, Inc. ..................................................          4,166            62,740
   #*Accretive Health, Inc. .........................................          9,100           216,671
    *Accuray, Inc. ..................................................          6,563            26,252
    *Adolor Corp. ...................................................            778             3,470
     Aetna, Inc. ....................................................         41,310         1,642,486
    *Affymax, Inc. ..................................................          2,611            13,891
    *Affymetrix, Inc. ...............................................          6,729            37,615
    *Agilent Technologies, Inc. .....................................         37,200         1,379,004
    *Air Methods Corp. ..............................................          1,457           117,755
    *Albany Molecular Research, Inc. ................................          3,400            10,914
    *Alere, Inc. ....................................................          8,565           223,204
    *Alexion Pharmaceuticals, Inc. ..................................         18,800         1,269,188
    *Align Technology, Inc. .........................................          5,810           133,804
    *Alkermes P.L.C. ................................................          7,971           139,413
     Allergan, Inc. .................................................         32,795         2,758,715
    *Alliance HealthCare Services, Inc. .............................          5,000             5,550
    *Allscripts Healthcare Solutions, Inc. ..........................         19,460           372,659
    *Almost Family, Inc. ............................................            812            15,136
   #*Alnylam Pharmaceuticals, Inc. ..................................          3,400            27,608
    *Alphatec Holdings, Inc. ........................................          7,600            15,732
    *AMAG Pharmaceuticals, Inc. .....................................          2,000            28,220
   #*Amedisys, Inc. .................................................          3,037            39,876
    *American Dental Partners, Inc. .................................          1,785            18,850
   #*AMERIGROUP Corp. ...............................................          5,000           278,150
     AmerisourceBergen Corp. ........................................         29,120         1,188,096
     Amgen, Inc. ....................................................         98,971         5,668,069
    *AMN Healthcare Services, Inc. ..................................          6,328            29,995
    *Amsurg Corp. ...................................................          3,550            89,921
     Analogic Corp. .................................................          1,300            70,304
    *AngioDynamics, Inc. ............................................          3,150            48,541
    *Anika Therapeutics, Inc. .......................................          1,888            11,517
   #*Ariad Pharmaceuticals, Inc. ....................................         13,000           151,190
    *ArthroCare Corp. ...............................................          2,548            76,822
     Assisted Living Concepts, Inc. .................................          1,830            26,004
    *Astex Pharmaceuticals, Inc. ....................................          5,837            11,265

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*athenahealth, Inc. .............................................          3,398   $       179,788
    *AtriCure, Inc. .................................................            900            10,044
    *AVEO Pharmaceuticals, Inc. .....................................          2,456            39,443
     Bard (C.R.), Inc. ..............................................          7,300           627,435
     Baxter International, Inc. .....................................         59,965         3,296,876
    #Becton Dickinson & Co. .........................................         19,817         1,550,284
    *BioClinica, Inc. ...............................................          2,162             9,664
    *Biogen Idec, Inc. ..............................................         25,600         2,978,816
    *BioMarin Pharmaceutical, Inc. ..................................         11,820           403,180
    *BioMimetic Therapeutics, Inc. ..................................            495             1,604
    *Bio-Rad Laboratories, Inc. Class A .............................          1,513           150,619
   #*Bio-Reference Labs, Inc. .......................................          2,473            49,559
    *BioScrip, Inc. .................................................          2,900            18,850
    *Boston Scientific Corp. ........................................        156,348           920,890
     Bristol-Myers Squibb Co. .......................................        182,255         5,757,435
   #*Brookdale Senior Living, Inc. ..................................         10,600           175,748
   #*Bruker Corp. ...................................................          6,800            98,124
    *Caliper Life Sciences, Inc. ....................................          1,000            10,480
    *Cambrex Corp. ..................................................          3,827            21,087
     Cantel Medical Corp. ...........................................          1,444            39,854
    *Capital Senior Living Corp. ....................................          3,849            30,061
     Cardinal Health, Inc. ..........................................         36,892         1,633,209
    *CareFusion Corp. ...............................................         22,717           581,555
    *CAS Medical Systems, Inc. ......................................            417               826
    *Catalyst Health Solutions, Inc. ................................          4,700           258,359
    *Celgene Corp. ..................................................         49,070         3,181,208
    *Centene Corp. ..................................................          4,800           168,720
   #*Cepheid, Inc. ..................................................          6,296           225,900
   #*Cerner Corp. ...................................................         15,200           964,136
    *Charles River Laboratories International, Inc. .................          4,800           154,944
     Chemed Corp. ...................................................          2,300           136,528
     CIGNA Corp. ....................................................         29,000         1,285,860
   #*Codexis, Inc. ..................................................          1,220             5,624
    *Community Health Systems, Inc. .................................          8,800           153,824
     Computer Programs & Systems, Inc. ..............................          1,336            68,230
   #*Conceptus, Inc. ................................................          3,600            41,472
    *CONMED Corp. ...................................................          2,735            71,848
     Cooper Cos., Inc. (The) ........................................          4,865           337,144
    *Corvel Corp. ...................................................            900            46,413
    *Covance, Inc. ..................................................          5,500           279,015
    *Coventry Health Care, Inc. .....................................         15,500           493,055
     Covidien P.L.C. ................................................         52,837         2,485,452
    *Cross Country Healthcare, Inc. .................................          1,700             8,500
    *CryoLife, Inc. .................................................          3,061            14,111
   #*Cubist Pharmaceuticals, Inc. ...................................          7,273           274,992
    *Cumberland Pharmaceuticals, Inc. ...............................          2,792            16,082
    *Cutera, Inc. ...................................................          1,850            13,209
    *Cyberonics, Inc. ...............................................          2,300            66,240
    *Cynosure, Inc. Class A .........................................          1,600            19,472
    *DaVita, Inc. ...................................................          8,170           571,900
   #*Dendreon Corp. .................................................         14,051           153,718
    #DENTSPLY International, Inc. ...................................         15,000           554,400
    *DepoMed, Inc. ..................................................          5,000            22,400
    *DUSA Pharmaceuticals, Inc. .....................................          1,063             4,784
    *Dynacq Healthcare, Inc. ........................................            300               321
   #*DynaVox, Inc. Class A ..........................................          1,593             5,384
   #*Edwards Lifesciences Corp. .....................................         10,206           769,737
     Eli Lilly & Co. ................................................        111,375         4,138,695
    *Emdeon, Inc. Class A ...........................................          5,139            97,487
    *Emergent Biosolutions, Inc. ....................................          2,866            54,053
   #*Emeritus Corp. .................................................          2,705            47,906

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Endo Pharmaceuticals Holdings, Inc. ............................         11,031   $       356,412
    *Endologix, Inc. ................................................             99             1,078
     Ensign Group, Inc. (The) .......................................            931            21,190
    *Enzo Biochem, Inc. .............................................          3,818            10,919
   #*Enzon Pharmaceuticals, Inc. ....................................          4,617            33,935
    *eResearch Technology, Inc. .....................................          5,286            27,011
   #*Exactech, Inc. .................................................          1,400            22,400
    *Express Scripts, Inc. ..........................................         48,600         2,222,478
    *Five Star Quality Care, Inc. ...................................          2,100             5,439
    *Forest Laboratories, Inc. ......................................         26,607           832,799
    *Furiex Pharmaceuticals, Inc. ...................................            833            11,829
   #*Genomic Health, Inc. ...........................................          1,850            39,590
   #*Gen-Probe, Inc. ................................................          4,794           288,119
    *Gentiva Health Services, Inc. ..................................          3,177            13,153
   #*Gilead Sciences, Inc. ..........................................         81,400         3,391,124
    *Greatbatch, Inc. ...............................................          1,950            43,544
    *Haemonetics Corp. ..............................................          2,600           158,470
    *Hanger Orthopedic Group, Inc. ..................................          3,139            54,524
   #*Hansen Medical, Inc. ...........................................          4,900            15,386
    *Harvard Bioscience, Inc. .......................................          4,139            18,874
    *Health Management Associates, Inc. .............................         23,724           207,822
   #*Health Net, Inc. ...............................................          7,798           216,706
    *HealthSouth Corp. ..............................................          9,122           161,095
    *Healthspring, Inc. .............................................          6,500           350,610
    *HealthStream, Inc. .............................................          2,809            42,641
    *Healthways, Inc. ...............................................          3,100            22,196
   #*Henry Schein, Inc. .............................................          9,246           640,933
     Hill-Rom Holdings, Inc. ........................................          5,200           175,084
   #*Hi-Tech Pharmacal Co., Inc. ....................................          1,129            40,102
    *HMS Holdings Corp. .............................................          6,267           153,165
    *Hologic, Inc. ..................................................         25,846           416,638
    *Hospira, Inc. ..................................................         17,344           545,469
    *Human Genome Sciences, Inc. ....................................         16,300           167,238
     Humana, Inc. ...................................................         17,900         1,519,531
    *ICU Medical, Inc. ..............................................          1,350            53,068
    *Idera Pharmaceuticals, Inc. ....................................          3,093             5,073
   #*IDEXX Laboratories, Inc. .......................................          5,800           417,542
   #*Illumina, Inc. .................................................         10,045           307,578
    *Impax Laboratories, Inc. .......................................          5,540           104,761
   #*Incyte Corp. ...................................................          9,686           133,376
    *Infinity Pharmaceuticals, Inc. .................................          2,446            18,516
   #*Insulet Corp. ..................................................             98             1,599
    *Integra LifeSciences Holdings Corp. ............................          2,600            83,356
    *IntegraMed America, Inc. .......................................          1,294            10,365
   #*InterMune, Inc. ................................................          5,487           139,918
    *Intuitive Surgical, Inc. .......................................          4,238         1,838,699
     Invacare Corp. .................................................          3,000            67,350
   #*IPC The Hospitalist Co. ........................................          1,600            67,088
    *IRIS International, Inc. .......................................          2,045            18,528
    *Jazz Pharmaceuticals, Inc. .....................................          3,900           151,944
     Johnson & Johnson ..............................................        292,259        18,818,557
    *Kensey Nash Corp. ..............................................            800            21,504
    *Kindred Healthcare, Inc. .......................................          5,377            62,642
    *Kinetic Concepts, Inc. .........................................          6,700           458,213
    *Laboratory Corp. of America Holdings ...........................         10,800           905,580
     Landauer, Inc. .................................................          1,100            56,375
    *Lannet Co., Inc. ...............................................          1,787             7,309
    *LCA-Vision, Inc. ...............................................          2,557             8,259
     LeMaitre Vascular, Inc. ........................................          2,283            13,196
    *LHC Group, Inc. ................................................          1,463            22,954
    *Life Technologies Corp. ........................................         16,373           665,890

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*LifePoint Hospitals, Inc. ......................................          4,944   $       191,135
     Lincare Holdings, Inc. .........................................          8,508           200,363
    *Luminex Corp. ..................................................          3,762            82,614
    *Magellan Health Services, Inc. .................................          3,400           174,998
   #*MAKO Surgical Corp. ............................................            300            11,535
    *Masimo Corp. ...................................................          2,068            42,766
    *Maxygen, Inc. ..................................................          3,953            23,323
     McKesson Corp. .................................................         22,300         1,818,565
    *MedAssets, Inc. ................................................          3,200            34,112
    *MedCath Corp. ..................................................          1,565            11,268
    *Medco Health Solutions, Inc. ...................................         34,292         1,881,259
    *Medical Action Industries, Inc. ................................          1,834             9,610
    *Medicines Co. (The) ............................................          4,000            74,880
   #*MediciNova, Inc. ...............................................            740             1,554
     Medicis Pharmaceutical Corp. Class A ...........................          6,717           257,194
    *Medidata Solutions, Inc. .......................................          1,211            21,774
    *Mednax, Inc. ...................................................          4,864           320,051
    *MedQuist Holdings, Inc. ........................................          1,800            15,390
     MEDTOX Scientific, Inc. ........................................            977            14,303
     Medtronic, Inc. ................................................         90,812         3,154,809
     Merck & Co., Inc. ..............................................        331,822        11,447,859
    *Merge Healthcare, Inc. .........................................          5,633            37,178
    #Meridian Bioscience, Inc. ......................................          2,700            49,194
    *Merit Medical Systems, Inc. ....................................          4,472            60,014
    *Metropolitan Health Networks, Inc. .............................          3,473            22,644
   #*Mettler Toledo International, Inc. .............................          2,700           414,720
    *Molina Healthcare, Inc. ........................................          3,211            68,009
   #*Momenta Pharmaceuticals, Inc. ..................................          4,800            71,040
    *MWI Veterinary Supply, Inc. ....................................          1,039            78,444
    *Mylan, Inc. ....................................................         45,150           883,586
    *Myrexis, Inc. ..................................................          3,247             9,027
    *Myriad Genetics, Inc. ..........................................          9,300           197,904
    *Nabi Biopharmaceuticals ........................................          3,233             5,949
     National Healthcare Corp. ......................................          1,100            42,141
     National Research Corp. ........................................            200             6,680
    *Natus Medical, Inc. ............................................          2,515            21,629
    *Neogen Corp. ...................................................          2,025            78,266
   #*Neurocrine Biosciences, Inc. ...................................          4,921            30,805
    *NPS Pharmaceuticals, Inc. ......................................          2,076            10,733
   #*NuVasive, Inc. .................................................          3,900            57,798
    *NxStage Medical, Inc. ..........................................          1,600            36,784
    *Obagi Medical Products, Inc. ...................................          1,800            16,992
    #Omnicare, Inc. .................................................         12,061           359,659
    *Omnicell, Inc. .................................................          2,600            38,870
    *Onyx Pharmaceuticals, Inc. .....................................          6,300           257,859
    *OraSure Technologies, Inc. .....................................          6,438            59,809
    *Orthofix International N.V. ....................................          1,061            37,252
     Owens & Minor, Inc. ............................................          6,000           179,520
    *Palomar Medical Technologies, Inc. .............................          1,396            11,880
    *Par Pharmaceutical Cos., Inc. ..................................          4,382           134,089
    *PAREXEL International Corp. ....................................          5,425           119,513
     Patterson Cos., Inc. ...........................................          9,800           308,406
    *PDI, Inc. ......................................................          1,874            12,069
     PDL BioPharma, Inc. ............................................         14,616            88,719
    *PerkinElmer, Inc. ..............................................         12,800           264,576
    #Perrigo Co. ....................................................          8,800           794,464
     Pfizer, Inc. ...................................................        830,304        15,991,655
     Pharmaceutical Product Development, Inc. .......................         11,400           376,086
   #*Pharmasset, Inc. ...............................................          7,600           535,040
    *PharMerica Corp. ...............................................          2,600            40,560
    *Progenics Pharmaceuticals, Inc. ................................          2,600            17,082

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *ProPhase Labs, Inc. ............................................            350   $           284
    *Providence Service Corp. .......................................          1,602            20,025
    *pSivida Corp. ..................................................          1,029             4,723
    *PSS World Medical, Inc. ........................................          5,600           124,600
    #Quality Systems, Inc. ..........................................          4,400           171,204
     Quest Diagnostics, Inc. ........................................         16,810           937,998
    *Questcor Pharmaceuticals, Inc. .................................          6,310           256,249
    *Quidel Corp. ...................................................          1,961            35,023
    *RadNet, Inc. ...................................................            392             1,007
    *Regeneron Pharmaceuticals, Inc. ................................          7,200           398,160
    *Repligen Corp. .................................................          3,600            12,348
   #*ResMed, Inc. ...................................................         13,926           394,106
    *Rigel Pharmaceuticals, Inc. ....................................          6,301            49,463
    *Rochester Medical Corp. ........................................          1,592            12,736
    *Rockwell Medical Technologies, Inc. ............................            493             4,156
    *RTI Biologics, Inc. ............................................          5,098            22,941
   #*Salix Pharmaceuticals, Ltd. ....................................          5,700           195,254
    *SciClone Pharmaceuticals, Inc. .................................          4,400            18,524
   #*Seattle Genetics, Inc. .........................................         10,155           223,410
   #*Select Medical Holdings Corp. ..................................          6,247            54,349
    *Sirona Dental Systems, Inc. ....................................          5,975           286,202
    *Skilled Healthcare Group, Inc. Class A .........................          2,400             9,072
    *Solta Medical, Inc. ............................................          1,565             3,427
   #*SonoSite, Inc. .................................................          1,500            46,485
    *Spectranetics Corp. ............................................          4,200            32,928
    *Spectrum Pharmaceuticals, Inc. .................................          1,860            20,627
     St. Jude Medical, Inc. .........................................         30,655         1,195,545
    #STERIS Corp. ...................................................          6,322           195,856
    *Strategic Diagnostics, Inc. ....................................          2,577             4,742
     Stryker Corp. ..................................................         31,250         1,497,188
    *Sucampo Pharmaceuticals, Inc. Class A ..........................            900             3,960
   #*Sun Healthcare Group, Inc. .....................................          1,366             3,579
   #*Sunrise Senior Living, Inc. ....................................          3,900            21,450
    *SurModics, Inc. ................................................          1,100            11,594
    *Symmetry Medical, Inc. .........................................          3,300            29,997
    *Synovis Life Technologies, Inc. ................................            900            16,164
    *Targacept, Inc. ................................................            682            12,003
    *Team Health Holdings, Inc. .....................................          6,265           127,305
     Techne Corp. ...................................................          3,633           249,950
     Teleflex, Inc. .................................................          4,020           240,637
   #*Tenet Healthcare Corp. .........................................         45,500           215,215
   #*Theravance, Inc. ...............................................          5,160           114,707
    *Thermo Fisher Scientific, Inc. .................................         39,396         1,980,437
    *Thoratec Corp. .................................................          6,400           233,664
    *TranS1, Inc. ...................................................          2,100             3,822
    *Transcend Services, Inc. .......................................          1,200            32,796
    *Transcept Pharmaceuticals, Inc. ................................            228             1,988
    *Triple-S Management Corp. Class B ..............................          2,513            47,747
     U.S. Physical Therapy, Inc. ....................................            902            17,607
    *United Therapeutics Corp. ......................................          5,000           218,650
     UnitedHealth Group, Inc. .......................................        114,955         5,516,690
    *Universal American Corp. .......................................          8,200            94,300
     Universal Health Services, Inc. ................................          8,600           343,742
     Utah Medical Products, Inc. ....................................            276             7,285
   #*Varian Medical Systems, Inc. ...................................         10,057           590,547
    *Vascular Solutions, Inc. .......................................          1,700            18,037
    *VCA Antech, Inc. ...............................................          8,100           164,592
    *Vertex Pharmaceuticals, Inc. ...................................         21,543           852,887
    *Vical, Inc. ....................................................            539             1,612
    *Viropharma, Inc. ...............................................          7,500           151,800
    *Volcano Corp. ..................................................            657            16,379

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Warner Chilcott P.L.C. .........................................         14,100   $       255,492
   #*Waters Corp. ...................................................          7,700           616,924
    *Watson Pharmaceuticals, Inc. ...................................         14,276           958,776
    *WellCare Health Plans, Inc. ....................................          4,400           215,644
     WellPoint, Inc. ................................................         31,244         2,152,712
     West Pharmaceutical Services, Inc. .............................          3,695           143,625
    *Wright Medical Group, Inc. .....................................          3,195            54,922
   #*XenoPort, Inc. .................................................          2,757            16,818
     Young Innovations, Inc. ........................................            900            25,875
   #*Zalicus, Inc. ..................................................          4,700             6,909
    *Zimmer Holdings, Inc. ..........................................         17,280           909,446
    *Zoll Medical Corp. .............................................          1,445            54,635
                                                                                       ---------------
Total Health Care ...................................................                      162,306,042
                                                                                       ---------------
Industrials -- (10.3%)
   #*3D Systems Corp. ...............................................          2,600            42,302
     3M Co. .........................................................         70,228         5,549,417
     A.O. Smith Corp. ...............................................          3,950           146,782
    *A.T. Cross Co. Class A .........................................            845            10,275
   #*A123 Systems, Inc. .............................................          3,740            12,828
    #AAON, Inc. .....................................................          3,075            65,098
     AAR Corp. ......................................................          4,400            87,692
     ABM Industries, Inc. ...........................................          4,678            94,589
    *Acacia Research - Acacia Technologies ..........................          4,310           171,710
    *ACCO Brands Corp. ..............................................          5,418            37,222
     Aceto Corp. ....................................................          1,500             9,510
     Actuant Corp. Class A ..........................................          6,500           146,250
     Acuity Brands, Inc. ............................................          4,282           198,257
    *Advisory Board Co. (The) .......................................          1,800           110,250
    *AECOM Technology Corp. .........................................         10,600           221,752
    *Aegion Corp. ...................................................          4,000            59,160
   #*Aerovironment, Inc. ............................................          2,000            66,060
    *AGCO Corp. .....................................................          9,724           426,203
    *Air Transport Services Group, Inc. .............................          1,756             9,728
     Aircastle, Ltd. ................................................          5,800            70,354
     Alamo Group, Inc. ..............................................            789            18,818
    *Alaska Air Group, Inc. .........................................          3,216           213,960
     Albany International Corp. .....................................          2,000            45,180
     Alexander & Baldwin, Inc. ......................................          3,830           158,983
   #*Allegiant Travel Co. ...........................................            900            46,764
     Alliant Techsystems, Inc. ......................................          3,650           211,992
    *Altra Holdings, Inc. ...........................................          2,389            35,118
    *Amerco, Inc. ...................................................            854            64,656
    *Ameresco, Inc. Class A .........................................          1,700            18,683
    *American Railcar Industries, Inc. ..............................          1,606            35,428
    *American Reprographics Co. .....................................          3,000            11,970
     American Science & Engineering, Inc. ...........................          1,100            74,822
     American Woodmark Corp. ........................................          1,214            20,650
     AMETEK, Inc. ...................................................         17,250           681,720
     Ampco-Pittsburgh Corp. .........................................            700            14,693
     Apogee Enterprises, Inc. .......................................          3,000            32,760
     Applied Industrial Technologies, Inc. ..........................          3,563           119,788
    *Argan, Inc. ....................................................          1,600            21,760
     Arkansas Best Corp. ............................................          3,000            61,800
    *Armstrong World Industries, Inc. ...............................          1,900            80,921
    *Astec Industries, Inc. .........................................          2,360            78,470
    *Astronics Corp. ................................................            707            21,493
    *Astronics Corp. Class B ........................................             70             2,117
    *Atlas Air Worldwide Holdings, Inc. .............................          1,209            46,571
     Avery Dennison Corp. ...........................................         10,101           268,687
   #*Avis Budget Group, Inc. ........................................          8,800           124,080

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     AZZ, Inc. ......................................................          1,400   $        62,524
    *Babcock & Wilcox Co. (The) .....................................         10,210           224,518
     Badger Meter, Inc. .............................................          1,600            52,384
     Barnes Group, Inc. .............................................          5,300           123,331
     Barrett Business Services, Inc. ................................          1,157            18,362
    *BE Aerospace, Inc. .............................................         10,500           396,165
    *Beacon Roofing Supply, Inc. ....................................          4,390            80,908
     Belden, Inc. ...................................................          4,700           151,716
   #*Blount International, Inc. .....................................          4,550            70,661
    *BlueLinx Holdings, Inc. ........................................            743             1,174
     Boeing Co. (The) ...............................................         75,357         4,957,737
     Brady Corp. Class A ............................................          4,590           141,005
     Briggs & Stratton Corp. ........................................          4,900            71,540
     Brink's Co. (The) ..............................................          4,700           130,613
    *Builders FirstSource, Inc. .....................................          2,029             3,307
     C.H. Robinson Worldwide, Inc. ..................................         17,611         1,222,732
    *CAI International, Inc. ........................................          1,400            21,854
     Carlisle Cos., Inc. ............................................          6,198           258,581
     Cascade Corp. ..................................................          1,095            47,194
    *Casella Waste Systems, Inc. ....................................          2,209            13,873
     Caterpillar, Inc. ..............................................         68,959         6,513,867
    *CBIZ, Inc. .....................................................          5,600            35,448
     CDI Corp. ......................................................          1,100            14,443
     CECO Environmental Corp. .......................................            670             4,027
     Celadon Group, Inc. ............................................          1,700            18,717
    *Ceradyne, Inc. .................................................          2,710            90,677
    *Chart Industries, Inc. .........................................          3,900           220,389
     Chase Corp. ....................................................          1,300            18,200
    *Cintas Corp. ...................................................         14,030           419,357
     CIRCOR International, Inc. .....................................          1,580            55,016
     CLAROC, Inc. ...................................................          5,000           242,400
   #*Clean Harbors, Inc. ............................................          5,000           291,350
    *CNH Global N.V. ................................................          3,381           125,706
    *Coleman Cable, Inc. ............................................          1,100            11,187
   #*Colfax Corp. ...................................................          4,100           103,566
    *Columbus McKinnon Corp. ........................................          2,000            29,980
     Comfort Systems USA, Inc. ......................................          4,929            54,219
    *Command Security Corp. .........................................          1,631             2,707
    *Commercial Vehicle Group, Inc. .................................          2,700            29,781
    *Consolidated Graphics, Inc. ....................................            900            41,004
     Con-way, Inc. ..................................................          4,923           145,081
     Cooper Industries P.L.C. .......................................         17,139           899,112
    *Copart, Inc. ...................................................          5,179           225,545
     Corporate Executive Board Co. ..................................          3,488           127,626
    *Corrections Corp. of America ...................................          9,700           215,631
   #*CoStar Group, Inc. .............................................          1,119            68,852
     Courier Corp. ..................................................          1,460            12,687
     Covanta Holding Corp. ..........................................         12,535           183,763
    *Covenant Transportation Group, Inc. Class A ....................            100               321
    *CPI Aerostructures, Inc. .......................................            541             5,870
    *CRA International, Inc. ........................................          1,100            21,252
     Crane Co. ......................................................          4,200           185,262
     CSX Corp. ......................................................         94,000         2,087,740
     Cubic Corp. ....................................................            935            44,057
     Cummins, Inc. ..................................................         15,700         1,561,051
     Curtiss-Wright Corp. ...........................................          4,800           157,344
     Danaher Corp. ..................................................         62,395         3,016,798
     Deere & Co. ....................................................         36,291         2,754,487
    *Delta Air Lines, Inc. ..........................................         24,962           212,676
     Deluxe Corp. ...................................................          5,100           120,462
   #*DigitalGlobe, Inc. .............................................          2,600            53,040

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*Dollar Thrifty Automotive Group, Inc. ..........................          2,400   $       146,496
     Donaldson Co., Inc. ............................................          6,100           390,705
     Douglas Dynamics, Inc. .........................................            466             6,999
     Dover Corp. ....................................................         19,380         1,076,171
     Ducommun, Inc. .................................................          1,100            15,697
     Dun & Bradstreet Corp. (The) ...................................          4,693           313,774
    *DXP Enterprises, Inc. ..........................................          1,100            27,478
    *Dycom Industries, Inc. .........................................          3,734            72,552
     Dynamic Materials Corp. ........................................            900            19,530
   #*Eagle Bulk Shipping, Inc. ......................................          4,700             7,285
     Eastern Co. (The) ..............................................            600            12,180
     Eaton Corp. ....................................................         34,640         1,552,565
    *EMCOR Group, Inc. ..............................................          6,800           170,476
     Emerson Electric Co. ...........................................         78,440         3,774,533
     Encore Wire Corp. ..............................................          2,300            61,134
   #*Energy Recovery, Inc. ..........................................          2,000             6,140
    *EnergySolutions, Inc. ..........................................         10,900            41,093
   #*EnerNOC, Inc. ..................................................          1,180            10,467
    *EnerSys ........................................................          5,000           112,650
     Ennis, Inc. ....................................................          3,000            43,890
    *EnPro Industries, Inc. .........................................          1,900            65,436
     Equifax, Inc. ..................................................         11,179           392,942
    *ESCO Technologies, Inc. ........................................          2,486            75,997
    *Esterline Technologies Corp. ...................................          3,100           173,290
   #*Excel Maritime Carriers, Ltd. ..................................          4,897            13,907
     Expeditors International of Washington, Inc. ...................         22,336         1,018,522
    *Exponent, Inc. .................................................          1,000            48,180
     Fastenal Co. ...................................................         29,865         1,137,558
     Federal Signal Corp. ...........................................          5,347            25,238
     FedEx Corp. ....................................................         31,829         2,604,567
    *Flow International Corp. .......................................          3,739             9,684
     Flowserve Corp. ................................................          5,200           481,988
     Fluor Corp. ....................................................         18,430         1,047,746
    *Fortune Brands Home & Security, Inc. ...........................         13,180           191,505
     Forward Air Corp. ..............................................          3,046            99,756
    *Franklin Covey Co. .............................................          1,500            14,460
     Franklin Electric Co., Inc. ....................................          2,799           128,530
    *Freightcar America, Inc. .......................................          1,200            22,740
   #*FTI Consulting, Inc. ...........................................          4,826           190,193
    *Fuel Tech, Inc. ................................................          1,700             9,418
    *Furmanite Corp. ................................................          2,500            16,675
     G & K Services, Inc. Class A ...................................          1,900            57,684
     Gardner Denver Machinery, Inc. .................................          5,600           433,048
     GATX Corp. .....................................................          3,800           144,324
   #*Genco Shipping & Trading, Ltd. .................................          2,800            25,200
    *Gencor Industries, Inc. ........................................            400             2,800
    *GenCorp, Inc. ..................................................            700             3,402
    *Generac Holdings, Inc. .........................................          3,866            88,377
   #*General Cable Corp. ............................................          5,129           143,817
     General Dynamics Corp. .........................................         32,885         2,110,888
     General Electric Co. ...........................................      1,129,818        18,879,259
    *Genesee & Wyoming, Inc. ........................................          4,120           243,945
    *GEO Group, Inc. (The) ..........................................          7,410           135,084
    *GeoEye, Inc. ...................................................          1,926            64,656
    *Gibraltar Industries, Inc. .....................................          3,140            35,042
    *Global Power Equipment Group, Inc. .............................          1,290            34,198
     Goodrich Corp. .................................................         13,000         1,594,190
     Gorman-Rupp Co. (The) ..........................................          1,953            52,477
    *GP Strategies Corp. ............................................          1,842            21,772
     Graco, Inc. ....................................................          5,725           245,832
    *Graftech International, Ltd. ...................................         10,200           160,242

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Graham Corp. ...................................................          1,800   $        41,472
     Granite Construction, Inc. .....................................          3,300            74,250
     Great Lakes Dredge & Dock Corp. ................................          6,976            35,926
    *Greenbrier Cos., Inc. ..........................................          2,000            37,220
    *Griffon Corp. ..................................................          5,806            54,983
    *H&E Equipment Services, Inc. ...................................          3,900            42,783
     Hardinge, Inc. .................................................            700             6,104
     Harsco Corp. ...................................................          7,588           174,903
    *Hawaiian Holdings, Inc. ........................................          2,300            12,305
     Healthcare Services Group, Inc. ................................          6,806           118,084
     Heartland Express, Inc. ........................................          5,426            72,763
    #HEICO Corp. ....................................................          1,093            62,323
     HEICO Corp. Class A ............................................          2,476            97,332
     Heidrick & Struggles International, Inc. .......................          1,861            36,811
     Herman Miller, Inc. ............................................          5,553           114,669
   #*Hertz Global Holdings, Inc. ....................................         28,400           329,440
    *Hexcel Corp. ...................................................         10,370           256,243
    *Hill International, Inc. .......................................          4,200            23,520
    #HNI Corp. ......................................................          4,273           102,766
   #*Hoku Corp. .....................................................            182               275
     Honeywell International, Inc. ..................................         61,619         3,228,836
     Houston Wire & Cable Co. .......................................          2,370            30,265
    *Hub Group, Inc. Class A ........................................          3,214           100,470
     Hubbell, Inc. Class B ..........................................          4,550           272,044
    *Hudson Highland Group, Inc. ....................................          3,600            16,668
   #*Huntington Ingalls Industries, Inc. ............................          4,771           140,744
    *Hurco Cos., Inc. ...............................................            883            23,064
    *Huron Consulting Group, Inc. ...................................          1,684            60,641
    *ICF International, Inc. ........................................          1,750            40,915
     IDEX Corp. .....................................................          6,725           238,401
    *IHS, Inc. ......................................................          3,554           298,500
    *II-VI, Inc. ....................................................          5,096            96,875
     Illinois Tool Works, Inc. ......................................         41,658         2,025,829
     Ingersoll-Rand P.L.C. ..........................................         30,500           949,465
   #*InnerWorkings, Inc. ............................................          5,800            52,490
    *Innovative Solutions & Support, Inc. ...........................          1,906             9,073
     Insperity, Inc. ................................................          2,300            59,294
     Insteel Industries, Inc. .......................................          2,000            20,620
    *Integrated Electrical Services, Inc. ...........................            707             1,725
     Interface, Inc. Class A ........................................          2,400            31,296
    *Interline Brands, Inc. .........................................          3,492            52,031
     International Shipholding Corp. ................................            637            12,957
     Intersections, Inc. ............................................          2,400            40,536
    #Iron Mountain, Inc. ............................................         17,667           546,440
     ITT Industries, Inc. ...........................................         16,100           734,160
     J.B. Hunt Transport Services, Inc. .............................          7,500           317,325
    *Jacobs Engineering Group, Inc. .................................         13,228           513,246
   #*JetBlue Airways Corp. ..........................................         26,500           118,720
     John Bean Technologies Corp. ...................................          2,998            48,388
     Joy Global, Inc. ...............................................         11,025           961,380
    *Kadant, Inc. ...................................................            900            19,485
     Kaman Corp. ....................................................          2,316            77,007
    *Kansas City Southern ...........................................         11,400           720,138
    *KAR Auction Services, Inc. .....................................          4,112            56,540
     Kaydon Corp. ...................................................          3,390           106,649
     KBR, Inc. ......................................................         12,790           356,969
     Kelly Services, Inc. Class A ...................................          2,711            44,325
     Kennametal, Inc. ...............................................          7,000           272,230
    *Key Technology, Inc. ...........................................            844             9,520
    *Kforce, Inc. ...................................................          3,187            40,666
     Kimball International, Inc. Class B ............................          2,500            14,075

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*Kirby Corp. ....................................................          4,400   $       270,776
     Knight Transportation, Inc. ....................................          6,406            97,371
     Knoll, Inc. ....................................................          4,500            68,625
    *Korn/Ferry International .......................................          5,476            87,452
    *Kratos Defense & Security Solutions, Inc. ......................          3,728            23,598
     L.B. Foster Co. Class A ........................................            130             3,315
     L-3 Communications Holdings, Inc. ..............................          9,900           671,022
     Landstar System, Inc. ..........................................          4,810           214,670
     Lawson Products, Inc. ..........................................            649            10,819
    *Layne Christensen Co. ..........................................          1,700            42,823
     Lennox International, Inc. .....................................          3,500           112,665
     Lincoln Electric Holdings, Inc. ................................          7,600           276,640
     Lindsay Corp. ..................................................          1,149            66,757
    *LMI Aerospace, Inc. ............................................            698            14,037
     Lockheed Martin Corp. ..........................................         30,338         2,302,654
     LSI Industries, Inc. ...........................................          2,400            16,152
    *Lydall, Inc. ...................................................            600             6,576
    *M&F Worldwide Corp. ............................................          1,400            34,664
   #*Manitowoc Co., Inc. (The) ......................................         12,300           136,284
     Manpower, Inc. .................................................          7,368           317,856
     Marten Transport, Ltd. .........................................          2,239            39,653
     Masco Corp. ....................................................         32,726           314,170
    *MasTec, Inc. ...................................................          6,300           136,206
     McGrath Rentcorp ...............................................          2,686            71,770
    *Meritor, Inc. ..................................................          7,697            73,275
   #*Metalico, Inc. .................................................          5,606            25,339
     Met-Pro Corp. ..................................................          1,935            17,434
    *MFRI, Inc. .....................................................          1,091             7,779
    *Michael Baker Corp. ............................................            800            16,464
   #*Middleby Corp. .................................................          1,800           151,704
     Miller Industries, Inc. ........................................          1,376            28,125
     Mine Safety Appliances Co. .....................................          3,695           123,967
    *Mistras Group, Inc. ............................................          1,903            41,485
    *Mobile Mini, Inc. ..............................................          4,138            75,063
    *Moog, Inc. Class A .............................................          3,953           153,100
     MSC Industrial Direct Co., Inc. Class A ........................          4,783           325,292
     Mueller Industries, Inc. .......................................          4,400           177,980
     Mueller Water Products, Inc. Class A ...........................         15,235            41,896
     Multi-Color Corp. ..............................................          1,486            39,394
    *MYR Group, Inc. ................................................          1,797            34,664
     NACCO Industries, Inc. Class A .................................            533            43,759
    #National Presto Industries, Inc. ...............................            737            70,384
    *National Technical Systems, Inc. ...............................          1,200             5,826
    *Navigant Consulting, Inc. ......................................          4,323            48,980
    *Navistar International Corp. ...................................          6,260           263,358
    *NN, Inc. .......................................................          1,100             9,724
     Nordson Corp. ..................................................          4,370           202,637
     Norfolk Southern Corp. .........................................         37,595         2,781,654
     Northrop Grumman Corp. .........................................         22,219         1,283,147
    *Northwest Pipe Co. .............................................          1,100            29,337
   #*Ocean Power Technologies, Inc. .................................            300             1,131
    *Old Dominion Freight Line, Inc. ................................          3,375           123,424
    *Omega Flex, Inc. ...............................................            302             3,561
    *On Assignment, Inc. ............................................          4,296            46,354
    *Orbital Sciences Corp. .........................................          5,700            88,122
    *Orion Energy Systems, Inc. .....................................            258               795
    *Orion Marine Group, Inc. .......................................          2,500            16,975
   #*Oshkosh Corp. ..................................................          8,600           179,396
    *Owens Corning, Inc. ............................................         11,559           328,044
    *P.A.M. Transportation Services, Inc. ...........................            492             5,009
     PACCAR, Inc. ...................................................         35,133         1,519,151

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Pacer International, Inc. ......................................          1,314   $         6,189
     Pall Corp. .....................................................          9,600           491,232
     Parker Hannifin Corp. ..........................................         12,890         1,051,180
    *Park-Ohio Holdings Corp. .......................................          1,300            21,034
     Pentair, Inc. ..................................................          8,700           312,765
    *PGT, Inc. ......................................................          1,429             2,086
    *Pike Electric Corp. ............................................          2,597            19,763
    *Pinnacle Airlines Corp. ........................................            800             2,056
     Pitney Bowes, Inc. .............................................         17,613           358,953
   #*PMFG, Inc. .....................................................            400             8,180
    *Polypore International, Inc. ...................................          5,100           267,495
    *Powell Industries, Inc. ........................................            700            23,527
   #*PowerSecure International, Inc. ................................          2,600            11,050
     Precision Castparts Corp. ......................................         15,387         2,510,389
     Primoris Services Corp. ........................................          3,333            43,396
     Quad Graphics, Inc. ............................................            493             9,722
    *Quality Distribution, Inc. .....................................          2,800            31,556
     Quanex Building Products Corp. .................................          1,631            24,057
    *Quanta Services, Inc. ..........................................         20,829           435,118
     R. R. Donnelley & Sons Co. .....................................         17,194           280,262
    *RailAmerica, Inc. ..............................................          3,585            49,007
     Raven Industries, Inc. .........................................          1,804           108,258
     Raytheon Co. ...................................................         37,258         1,646,431
    *RBC Bearings, Inc. .............................................          1,740            70,470
    *RCM Technologies, Inc. .........................................            395             1,900
     Regal-Beloit Corp. .............................................          3,564           189,355
   #*Republic Airways Holdings, Inc. ................................          3,058             7,951
     Republic Services, Inc. ........................................         27,713           788,712
     Resources Connection, Inc. .....................................          4,266            47,310
     Robbins & Myers, Inc. ..........................................          3,725           166,470
    #Robert Half International, Inc. ................................         12,100           319,803
    #Rockwell Automation, Inc. ......................................         12,120           819,918
     Rockwell Collins, Inc. .........................................         12,700           709,041
     Rollins, Inc. ..................................................          4,726           102,932
     Roper Industries, Inc. .........................................          8,400           681,240
    *Rush Enterprises, Inc. Class A .................................          2,700            52,110
     Ryder System, Inc. .............................................          4,250           216,495
    *Saia, Inc. .....................................................          1,550            20,692
    *Sauer-Danfoss, Inc. ............................................          1,000            38,720
     Schawk, Inc. ...................................................          2,653            35,789
    *School Specialty, Inc. .........................................          1,749            13,380
    *Shaw Group, Inc. ...............................................          6,900           160,494
     SIFCO Industries, Inc. .........................................            100             1,919
     Simpson Manufacturing Co., Inc. ................................          3,979           121,996
     SkyWest, Inc. ..................................................          4,300            57,663
    *SL Industries, Inc. ............................................            856            17,077
     Snap-on, Inc. ..................................................          5,696           305,704
     Southwest Airlines Co. .........................................         74,739           639,018
    *Sparton Corp. ..................................................            400             3,408
    *Spirit Aerosystems Holdings, Inc. Class A ......................         10,700           182,649
     SPX Corp. ......................................................          4,600           251,206
    *Standard Parking Corp. .........................................          1,343            23,623
    #Standard Register Co. ..........................................          1,800             4,662
     Standex International Corp. ....................................          1,820            70,270
     Stanley Black & Decker, Inc. ...................................         14,588           931,444
     Steelcase, Inc. Class A ........................................          8,000            59,280
   #*Stericycle, Inc. ...............................................          7,944           663,960
    *Sterling Construction Co., Inc. ................................          1,440            17,928
     Sun Hydraulics, Inc. ...........................................          1,350            38,826
    *SunPower Corp. Class B .........................................          1,395            13,183
     Superior Uniform Group, Inc. ...................................            162             1,954

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *SYKES Enterprises, Inc. ........................................          4,500   $        71,685
     TAL International Group, Inc. ..................................          1,900            52,877
   #*Taser International, Inc. ......................................          5,800            28,826
    *Team, Inc. .....................................................          1,692            42,317
    *Tecumseh Products Co. Class A ..................................            900             5,724
    *Teledyne Technologies, Inc. ....................................          3,500           190,645
     Tennant Co. ....................................................          1,618            62,600
   #*Terex Corp. ....................................................         10,102           168,097
    *Tetra Tech, Inc. ...............................................          5,900           128,797
    #Textainer Group Holdings, Ltd. .................................          2,100            57,645
    #Textron, Inc. ..................................................         26,700           518,514
    *Thomas & Betts Corp. ...........................................          4,200           208,698
     Timken Co. .....................................................          7,620           320,954
    #Titan International, Inc. ......................................          3,598            80,955
    *Titan Machinery, Inc. ..........................................          2,100            48,993
     Toro Co. .......................................................          2,600           140,504
    #Towers Watson & Co. ............................................          5,850           384,345
    *Trailer Bridge, Inc. ...........................................          1,126               450
    *TransDigm Group, Inc. ..........................................          5,100           478,992
    *TRC Cos., Inc. .................................................          3,000            13,110
     Tredegar Corp. .................................................          2,230            43,195
    *Trex Co., Inc. .................................................          1,300            24,024
    *TriMas Corp. ...................................................          3,981            77,590
     Trinity Industries, Inc. .......................................          7,650           208,616
    #Triumph Group, Inc. ............................................          3,922           227,868
    *TrueBlue, Inc. .................................................          4,300            56,846
     Tutor Perini Corp. .............................................          2,953            42,907
     Twin Disc, Inc. ................................................          1,800            70,020
     Tyco International, Ltd. .......................................         48,066         2,189,406
    *U.S. Home Systems, Inc. ........................................            848             4,575
    *Ultralife Corp. ................................................          2,100             9,492
     UniFirst Corp. .................................................          1,540            80,619
     Union Pacific Corp. ............................................         52,216         5,199,147
   #*United Continental Holdings, Inc. ..............................         27,940           539,801
     United Parcel Service, Inc. ....................................         78,387         5,505,903
    *United Rentals, Inc. ...........................................          4,537           106,211
     United Stationers, Inc. ........................................          3,372           107,263
     United Technologies Corp. ......................................         72,851         5,680,921
     Universal Forest Products, Inc. ................................          2,650            74,386
     Universal Truckload Services, Inc. .............................            888            13,782
    *URS Corp. ......................................................          6,703           239,297
   #*US Airways Group, Inc. .........................................         16,600            95,782
     US Ecology, Inc. ...............................................          2,200            39,732
    *USA Truck, Inc. ................................................          1,235            10,868
   #*USG Corp. ......................................................          7,700            71,302
     UTi Worldwide, Inc. ............................................          9,600           140,256
    #Valmont Industries, Inc. .......................................          2,300           197,225
    *Verisk Analytics, Inc. Class A .................................         13,687           481,098
    *Versar, Inc. ...................................................          1,500             4,935
     Viad Corp. .....................................................          1,350            28,256
     Vicor Corp. ....................................................          1,200            10,980
     Virco Manufacturing Corp. ......................................          1,718             3,024
     VSE Corp. ......................................................            800            19,456
     W.W. Grainger, Inc. ............................................          6,300         1,079,253
     Wabtec Corp. ...................................................          5,060           339,931
     Waste Connections, Inc. ........................................         12,075           411,154
    #Waste Management, Inc. .........................................         37,900         1,248,047
    #Watsco, Inc. ...................................................          2,100           129,486
     Watts Water Technologies, Inc. Class A .........................          2,870            90,376
    *WCA Waste Corp. ................................................          1,761             8,382
     Werner Enterprises, Inc. .......................................          3,467            82,168

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *WESCO International, Inc. ......................................          4,100   $       198,686
    *Willis Lease Finance Corp. .....................................            400             4,640
     Woodward, Inc. .................................................          5,400           182,952
    *XPO Logistics, Inc. ............................................            463             5,862
                                                                                       ---------------
Total Industrials ...................................................                      150,751,748
                                                                                       ---------------
Information Technology -- (17.9%)
    *Accelrys, Inc. .................................................          6,101            40,450
     Accenture P.L.C. Class A .......................................         68,930         4,153,722
   #*ACI Worldwide, Inc. ............................................          3,000            92,010
    *Acme Packet, Inc. ..............................................          4,500           162,945
    *Acorn Energy, Inc. .............................................          1,316             6,422
     Activision Blizzard, Inc. ......................................         55,034           736,905
    *Actuate Corp. ..................................................          5,359            34,833
    *Acxiom Corp. ...................................................          5,929            78,204
    *ADDvantage Technologies Group, Inc. ............................            400               866
    *Adobe Systems, Inc. ............................................         40,868         1,201,928
    #ADTRAN, Inc. ...................................................          5,200           174,720
    *Advanced Analogic Technologies, Inc. ...........................          5,128            22,358
    *Advanced Energy Industries, Inc. ...............................          4,259            39,779
   #*Advanced Micro Devices, Inc. ...................................         47,048           274,290
   #*Advent Software, Inc. ..........................................          3,854           105,600
    *Agilysys, Inc. .................................................          2,000            16,980
    *Akamai Technologies, Inc. ......................................         17,300           466,062
   #*Alliance Data Systems Corp. ....................................          5,400           553,176
    *Alpha & Omega Semiconductor, Ltd. ..............................            640             5,408
     Altera Corp. ...................................................         26,610         1,009,051
    *Amdocs, Ltd. ...................................................         19,411           582,718
     American Software, Inc. Class A ................................          2,776            21,708
    *Amkor Technology, Inc. .........................................         10,900            52,756
     Amphenol Corp. .................................................         14,644           695,444
    *Amtech Systems, Inc. ...........................................            700             7,154
    *Anadigics, Inc. ................................................          8,617            22,663
     Analog Devices, Inc. ...........................................         25,159           920,065
    *Anaren, Inc. ...................................................          1,400            26,782
    *Ancestry.com, Inc. .............................................          4,100            93,357
    *Anixter International, Inc. ....................................          2,100           123,249
    *ANSYS, Inc. ....................................................          8,192           445,317
   #*AOL, Inc. ......................................................         11,162           157,607
    *Apple, Inc. ....................................................         99,202        40,154,986
     Applied Materials, Inc. ........................................        114,079         1,405,453
    *Applied Micro Circuits Corp. ...................................          8,159            54,992
    *Ariba, Inc. ....................................................         10,100           319,968
    *Arris Group, Inc. ..............................................         12,650           136,114
    *Arrow Electronics, Inc. ........................................         10,300           371,315
   #*Aruba Networks, Inc. ...........................................          7,688           182,129
   #*AsiaInfo-Linkage, Inc. .........................................          4,100            41,082
    *Aspen Technology, Inc. .........................................          6,200           107,508
    *Atmel Corp. ....................................................         39,143           413,350
    *ATMI, Inc. .....................................................          3,222            65,729
    *AuthenTec, Inc. ................................................            945             3,449
    *Autodesk, Inc. .................................................         18,500           640,100
     Automatic Data Processing, Inc. ................................         52,325         2,738,167
     Avago Technologies, Ltd. .......................................         22,005           743,109
    *Aviat Networks, Inc. ...........................................          6,079            12,462
    *Avid Technology, Inc. ..........................................          3,971            24,620
    *Avnet, Inc. ....................................................         13,700           415,247
     AVX Corp. ......................................................          6,815            91,389
    *Aware, Inc. ....................................................          2,752             8,146
    *AXT, Inc. ......................................................          2,829            13,296
     Bel Fuse, Inc. Class B .........................................          1,175            21,009

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Benchmark Electronics, Inc. ....................................          4,988   $        68,535
    *BigBand Networks, Inc. .........................................          6,604            14,793
     Black Box Corp. ................................................          2,047            57,296
     Blackbaud, Inc. ................................................          3,996           112,008
    *Blue Coat Systems, Inc. ........................................          4,100            66,010
    *BMC Software, Inc. .............................................         14,195           493,418
    *Bottomline Technologies, Inc. ..................................          2,719            66,044
    *Brightpoint, Inc. ..............................................          6,483            65,802
    *Broadcom Corp. .................................................         40,150         1,449,013
     Broadridge Financial Solutions, Inc. ...........................         13,095           291,364
    *Brocade Communications Systems, Inc. ...........................         46,371           203,105
     Brooks Automation, Inc. ........................................          5,441            56,858
    *BTU International, Inc. ........................................            600             2,280
     CA, Inc. .......................................................         35,782           775,038
    *Cabot Microelectronics Corp. ...................................          2,700           104,004
   #*CACI International, Inc. Class A ...............................          3,035           166,591
   #*Cadence Design Systems, Inc. ...................................         27,100           299,997
    *CalAmp Corp. ...................................................            709             2,616
   #*Calix, Inc. ....................................................          3,886            33,847
    *Cardtronics, Inc. ..............................................          4,200           104,706
    *Cascade Microtech, Inc. ........................................          1,242             4,583
     Cass Information Systems, Inc. .................................            925            36,251
    *CEVA, Inc. .....................................................          2,500            77,675
    *Checkpoint Systems, Inc. .......................................          4,385            58,101
    *CIBER, Inc. ....................................................          6,800            23,664
   #*Cirrus Logic, Inc. .............................................          5,817            96,795
     Cisco Sytems, Inc. .............................................        581,595        10,776,955
    *Citrix Systems, Inc. ...........................................         20,247         1,474,589
    *Clearfield, Inc. ...............................................            674             3,518
   #*Clearwire Corp. Class A ........................................          9,900            19,008
     Cognex Corp. ...................................................          4,080           138,271
    *Cognizant Technology Solutions Corp. ...........................         24,790         1,803,472
    *Coherent, Inc. .................................................          2,400           122,328
     Cohu, Inc. .....................................................          1,500            16,635
     Communications Systems, Inc. ...................................          1,155            19,034
    *CommVault Systems, Inc. ........................................          3,995           170,107
     Computer Sciences Corp. ........................................         13,800           434,148
    *Computer Task Group, Inc. ......................................          1,600            20,432
    *Compuware Corp. ................................................         16,729           141,360
   #*comScore, Inc. .................................................          1,451            30,631
     Comtech Telecommunications Corp. ...............................          2,516            83,305
   #*Concur Technologies, Inc. ......................................          4,000           186,080
    *Convergys Corp. ................................................         11,700           125,190
    *Convio, Inc. ...................................................          1,335            12,803
    *CoreLogic, Inc. ................................................          9,249           112,560
     Corning, Inc. ..................................................        141,424         2,020,949
    *Cray, Inc. .....................................................          4,250            26,902
   #*Cree, Inc. .....................................................         10,250           273,060
     Crexendo, Inc. .................................................          1,426             4,036
    *CSG Systems International, Inc. ................................          3,600            51,264
    *CSR P.L.C. ADR .................................................          7,031            79,591
     CTC Media, Inc. ................................................          9,647           111,037
     CTS Corp. ......................................................          1,800            16,704
    *CyberOptics Corp. ..............................................          1,199             9,772
    *Cymer, Inc. ....................................................          3,000           130,350
    *Cypress Semiconductor Corp. ....................................         17,338           331,329
     Daktronics, Inc. ...............................................          3,190            32,219
    *Datalink Corp. .................................................          2,266            21,482
     DDi Corp. ......................................................          2,120            19,483
    *DealerTrack Holdings, Inc. .....................................          4,579            99,318
    *Dell, Inc. .....................................................        175,283         2,771,224

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Deltek, Inc. ...................................................          2,271   $        16,715
    *DemandTec, Inc. ................................................          1,011             7,643
    *DG FastChannel, Inc. ...........................................          2,200            41,008
    *Dice Holdings, Inc. ............................................          4,800            48,864
     Diebold, Inc. ..................................................          5,400           174,312
    *Digi International, Inc. .......................................          2,040            26,092
    *Digimarc Corp. .................................................            858            22,951
    *Digital River, Inc. ............................................          3,500            64,155
    *Diodes, Inc. ...................................................          3,450            77,176
   #*Dolby Laboratories, Inc. .......................................          4,760           139,182
    *Dot Hill Systems Corp. .........................................          5,766             9,918
    *DSP Group, Inc. ................................................          3,285            20,301
     DST Systems, Inc. ..............................................          3,693           185,352
   #*DTS, Inc. ......................................................          1,400            39,326
    *Dynamics Research Corp. ........................................          1,200            11,568
     Earthlink, Inc. ................................................         11,100            77,811
    *eBay, Inc. .....................................................        123,840         3,941,827
    *Ebix, Inc. .....................................................          5,000            85,550
    *Echo Global Logistics, Inc. ....................................          1,347            20,798
    *EchoStar Corp. Class A .........................................          4,501           118,646
    *Edgewater Technology, Inc. .....................................          1,000             2,880
     Electro Rent Corp. .............................................          2,590            41,621
    *Electro Scientific Industries, Inc. ............................          1,924            23,646
    *Electronic Arts, Inc. ..........................................         35,026           817,857
    *Electronics for Imaging, Inc. ..................................          5,500            82,500
    *eMagin Corp. ...................................................          2,210             9,326
   #*EMC Corp. ......................................................        218,749         5,361,538
    *EMCORE Corp. ...................................................          7,167             7,095
    *Emulex Corp. ...................................................          6,700            56,146
    *Entegris, Inc. .................................................         13,900           124,544
   #*Entropic Communications, Inc. ..................................          1,688             9,824
    *Envestnet, Inc. ................................................            171             1,990
     EPIQ Systems, Inc. .............................................          4,051            57,767
    *ePlus, Inc. ....................................................            500            13,580
    *Equinix, Inc. ..................................................          4,918           472,177
    *Euronet Worldwide, Inc. ........................................          4,700            91,039
    *Exar Corp. .....................................................          2,919            17,835
    *ExlService Holdings, Inc. ......................................          1,500            39,120
    *Extreme Networks ...............................................          3,700            10,915
   #*F5 Networks, Inc. ..............................................          6,550           680,872
     FactSet Research Systems, Inc. .................................          4,350           432,477
     Fair Isaac Corp. ...............................................          4,050           110,768
    *Fairchild Semiconductor International, Inc. ....................         13,385           200,373
    *FARO Technologies, Inc. ........................................          2,100            87,738
    *FEI Co. ........................................................          3,130           124,449
     Fidelity National Information Services, Inc. ...................         25,915           678,455
    *Finisar Corp. ..................................................          9,600           196,704
   #*First Solar, Inc. ..............................................          4,950           246,362
    *Fiserv, Inc. ...................................................         12,500           735,875
     FLIR Systems, Inc. .............................................         13,400           352,420
    *FormFactor, Inc. ...............................................          6,406            38,308
    *Forrester Research, Inc. .......................................          1,531            54,825
    *Fortinet, Inc. .................................................          7,800           179,868
    *Frequency Electronics, Inc. ....................................            798             6,599
    *FSI International, Inc. ........................................          3,600             8,892
   #*Gartner Group, Inc. ............................................          9,000           346,680
    *Genpact, Ltd. ..................................................         20,851           336,744
    *Global Cash Access Holdings, Inc. ..............................          4,850            14,453
     Global Payments, Inc. ..........................................          8,509           390,733
    *Globecomm Systems, Inc. ........................................          3,146            42,754
    *Google, Inc. ...................................................         21,076        12,490,481

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *GSE Systems, Inc. ..............................................          1,745   $         3,001
    *GSI Group, Inc. ................................................            900             8,793
    *GSI Technology, Inc. ...........................................          3,200            15,680
   #*GT Advanced Technologies, Inc. .................................         12,200           100,040
    *GTSI Corp. .....................................................            200               884
    *Hackett Group, Inc. (The) ......................................          5,500            22,715
    *Harmonic, Inc. .................................................          9,800            53,900
    #Harris Corp. ...................................................         10,640           401,660
     Heartland Payment Systems, Inc. ................................          3,339            72,657
     Hewlett-Packard Co. ............................................        173,920         4,628,011
    *Hittite Microwave Corp. ........................................          2,200           115,720
    *Hutchinson Technology, Inc. ....................................          1,900             3,382
    *I.D. Systems, Inc. .............................................          2,003            10,996
    *IAC/InterActiveCorp ............................................          8,300           338,889
    *Identive Group, Inc. ...........................................          1,092             2,588
    *IEC Electronics Corp. ..........................................            638             3,783
   #*iGATE Corp. ....................................................          2,100            28,308
    *Imation Corp. ..................................................          2,440            16,397
    *Immersion Corp. ................................................            597             4,101
   #*Infinera Corp. .................................................         10,000            73,100
    *Informatica Corp. ..............................................         11,250           511,875
    *InfoSpace, Inc. ................................................          2,980            26,105
    *Ingram Micro, Inc. Class A .....................................         14,070           251,572
    *Innodata Isogen, Inc. ..........................................          4,054            14,189
    *Insight Enterprises, Inc. ......................................          4,020            67,938
    *Integrated Device Technology, Inc. .............................         15,566            94,641
    *Integrated Silicon Solution, Inc. ..............................          3,810            35,090
     Intel Corp. ....................................................        550,408        13,507,012
    *Interactive Intelligence Group .................................          1,900            52,725
    #InterDigital, Inc. .............................................          4,292           186,487
    *Intermec, Inc. .................................................          4,663            37,630
    *Internap Network Services Corp. ................................          4,500            25,560
     International Business Machines Corp. ..........................        129,548        23,918,447
    *International Rectifier Corp. ..................................          6,998           169,981
    *Interphase Corp. ...............................................            490             2,078
     Intersil Corp. Class A .........................................         12,140           145,316
    *Intevac, Inc. ..................................................          2,384            19,191
    *IntriCon Corp. .................................................            800             4,120
    *Intuit, Inc. ...................................................         25,330         1,359,461
    *IPG Photonics Corp. ............................................          4,400           232,584
    *Iteris, Inc. ...................................................            600               774
    *Itron, Inc. ....................................................          4,100           150,839
    *Ixia ...........................................................          2,946            33,378
    *IXYS Corp. .....................................................          3,144            42,978
    #j2 Global Communications, Inc. .................................          4,783           147,221
     Jabil Circuit, Inc. ............................................         18,312           376,495
     Jack Henry & Associates, Inc. ..................................          6,490           210,341
    *JDA Software Group, Inc. .......................................          4,149           132,229
    *JDS Uniphase Corp. .............................................         20,600           247,200
    *Juniper Networks, Inc. .........................................         44,980         1,100,661
    *Kemet Corp. ....................................................          1,173            10,815
    *Kenexa Corp. ...................................................          2,623            59,988
     Keynote Systems, Inc. ..........................................          2,200            52,514
   #*KIT Digital, Inc. ..............................................          2,850            25,650
    #KLA-Tencor Corp. ...............................................         14,770           695,519
    *Kopin Corp. ....................................................          8,696            35,219
    *Kulicke & Soffa Industries, Inc. ...............................          5,900            56,935
    *KVH Industries, Inc. ...........................................          2,000            14,720
    *Lam Research Corp. .............................................         11,700           502,983
    *Lattice Semiconductor Corp. ....................................         12,649            80,068
     Lender Processing Services, Inc. ...............................          7,318           128,431

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Lexmark International, Inc. ....................................          7,972   $       252,712
   #*Limelight Networks, Inc. .......................................          5,694            15,829
     Linear Technology Corp. ........................................         20,800           672,048
    *Liquidity Services, Inc. .......................................          2,736            89,084
     Littlefuse, Inc. ...............................................          2,018            98,801
   #*LogMeIn, Inc. ..................................................          1,400            56,938
    *LoJack Corp. ...................................................          2,400             7,968
    *LoopNet, Inc. ..................................................          3,256            57,599
    *Loral Space & Communications, Inc. .............................          1,300            78,650
    *LSI Corp. ......................................................         62,544           390,900
    *LTX-Credence Corp. .............................................          2,640            16,711
    *Manhattan Associates, Inc. .....................................          2,194            92,916
    *ManTech International Corp. Class A ............................          2,440            85,717
     Marchex, Inc. Class B ..........................................          3,183            28,297
    *Market Leader, Inc. ............................................            900             2,250
    *Marvell Technology Group, Ltd. .................................         49,822           697,010
     MasterCard, Inc. Class A .......................................         11,622         4,035,623
    *Mattersight Corp. ..............................................            500             2,525
     Maxim Integrated Products, Inc. ................................         30,860           807,298
     Maximus, Inc. ..................................................          3,800           153,292
    *Maxwell Technologies, Inc. .....................................            766            15,297
    *Measurement Specialties, Inc. ..................................          1,400            43,694
    *MEMC Electronic Materials, Inc. ................................         20,520           122,915
    *Mentor Graphics Corp. ..........................................          9,800           111,328
    *Mercury Computer Systems, Inc. .................................          2,500            36,500
     Mesa Laboratories, Inc. ........................................            300            11,172
     Methode Electronics, Inc. ......................................          4,169            38,730
     Micrel, Inc. ...................................................          5,800            63,916
    #Microchip Technology, Inc. .....................................         15,808           571,617
    *Micron Technology, Inc. ........................................         87,574           489,539
    *MICROS Systems, Inc. ...........................................          7,200           354,384
   #*Microsemi Corp. ................................................          7,000           129,220
     Microsoft Corp. ................................................        786,237        20,937,491
    *MicroStrategy, Inc. ............................................            700            92,239
   #*Mindspeed Technologies, Inc. ...................................          3,300            18,348
    *MIPS Technologies, Inc. ........................................          5,600            30,744
     MKS Instruments, Inc. ..........................................          3,600            95,904
     Mocon, Inc. ....................................................            535             8,330
     ModusLink Global Solutions, Inc. ...............................          5,100            21,318
     Molex, Inc. Class A ............................................          7,090           144,636
    *MoneyGram International, Inc. ..................................         32,565            83,366
    *Monolithic Power Systems, Inc. .................................          3,320            41,367
    *Monotype Imaging Holdings, Inc. ................................          4,300            58,351
    *Monster Worldwide, Inc. ........................................         12,900           119,067
   #*MoSys, Inc. ....................................................          3,108            12,028
    *Motorola Mobility Holdings, Inc. ...............................         27,681         1,076,237
     Motorola Solutions, Inc. .......................................         33,747         1,583,072
     MTS Systems Corp. ..............................................          1,500            55,005
    *Multi-Fineline Electronix, Inc. ................................          1,672            38,356
    *Nanometrics, Inc. ..............................................          2,297            38,773
     National Instruments Corp. .....................................          7,605           203,130
    *NCI, Inc. Class A ..............................................          1,200            16,380
    *NCR Corp. ......................................................         16,670           317,397
   #*NetApp, Inc. ...................................................         39,360         1,612,186
    *NETGEAR, Inc. ..................................................          3,600           127,656
    *NetLogic Microsystems, Inc. ....................................          6,400           314,880
    *NetScout Systems, Inc. .........................................          3,414            55,955
   #*NetSuite, Inc. .................................................          6,436           244,825
    *Network Equipment Technologies, Inc. ...........................          2,600             4,966
    *NeuStar, Inc. ..................................................          7,800           247,962
    *Newport Corp. ..................................................          3,370            46,674

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *NIC, Inc. ......................................................          2,797   $        38,627
    *Novatel Wireless, Inc. .........................................          4,993            19,822
    *Novellus Systems, Inc. .........................................          6,582           227,408
   #*Nuance Communications, Inc. ....................................         25,486           674,869
   #*NumereX Corp. Class A ..........................................            700             5,565
    *NVIDIA Corp. ...................................................         54,400           805,120
   #*Oclaro, Inc. ...................................................          4,000            16,440
    *OmniVision Technologies, Inc. ..................................          5,500            89,705
    *ON Semiconductor Corp. .........................................         40,765           308,591
    *Online Resources Corp. .........................................          4,610            12,355
    *Openwave Systems, Inc. .........................................          5,355             8,300
    *Oplink Communications, Inc. ....................................          1,500            24,330
    #OPNET Technologies, Inc. .......................................          2,358           103,139
     Optical Cable Corp. ............................................          1,300             4,654
     Oracle Corp. ...................................................        321,241        10,527,068
    *OSI Systems, Inc. ..............................................          2,078            92,055
    *PAR Technology Corp. ...........................................          1,750             6,370
   #*Parametric Technology Corp. ....................................         11,060           230,380
     Park Electrochemical Corp. .....................................          2,544            71,995
     Paychex, Inc. ..................................................         34,550         1,006,787
    *PC Connection, Inc. ............................................          1,900            15,865
    *PC Mall, Inc. ..................................................          1,968            10,371
    *PC-Tel, Inc. ...................................................          2,700            19,548
    *PDF Solutions, Inc. ............................................          3,109            16,074
    *Perficient, Inc. ...............................................          2,900            27,637
    *Performance Technologies, Inc. .................................          1,257             2,300
    *Pericom Semiconductor Corp. ....................................          2,935            24,918
    *Pervasive Software, Inc. .......................................          2,700            16,821
    *Photronics, Inc. ...............................................          4,200            26,334
    *Planar Systems, Inc. ...........................................            930             1,795
    #Plantronics, Inc. ..............................................          4,599           153,653
    *Plexus Corp. ...................................................          4,313           110,844
    *PLX Technology, Inc. ...........................................          3,500            11,375
    *PMC-Sierra, Inc. ...............................................         21,900           138,846
    *Polycom, Inc. ..................................................         18,600           307,458
    #Power Integrations, Inc. .......................................          2,945           104,930
   #*Power-One, Inc. ................................................          6,500            32,175
    *Presstek, Inc. .................................................            266               202
    *PRGX Global, Inc. ..............................................          2,100            11,214
    *Progress Software Corp. ........................................          6,750           142,155
    *PROS Holdings, Inc. ............................................          1,082            17,161
     QAD, Inc. Class A ..............................................            736             8,508
     QAD, Inc. Class B ..............................................            184             2,156
   #*QLIK Technologies, Inc. ........................................          7,020           200,561
    *QLogic Corp. ...................................................          9,800           136,906
     QUALCOMM, Inc. .................................................        177,176         9,142,282
    *Qualstar Corp. .................................................            300               579
    *Quest Software, Inc. ...........................................          5,728           100,756
    *QuinStreet, Inc. ...............................................          2,500            28,725
   #*Rackspace Hosting, Inc. ........................................         10,900           451,151
    *RadiSys Corp. ..................................................          2,460            14,416
    *Ramtron International Corp. ....................................            500             1,195
     RealNetworks, Inc. .............................................          3,050            29,768
   #*Red Hat, Inc. ..................................................         19,743           980,240
    *Reis, Inc. .....................................................          1,130            11,051
    *RF Micro Devices, Inc. .........................................         28,596           209,895
     Richardson Electronics, Ltd. ...................................          2,200            28,578
    *RightNow Technologies, Inc. ....................................          1,674            71,999
     Rimage Corp. ...................................................          1,254            13,919
    *Riverbed Technology, Inc. ......................................         12,200           336,476
    *Rofin-Sinar Technologies, Inc. .................................          2,700            70,200

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
   #*Rogers Corp. ...................................................          1,586   $        68,468
    *Rosetta Stone, Inc. ............................................            696             6,911
   #*Rovi Corp. .....................................................         10,313           510,906
    *Rubicon Technology, Inc. .......................................          1,987            20,705
    *Rudolph Technologies, Inc. .....................................          2,537            18,698
    *S1 Corp. .......................................................          6,610            64,315
    *SAIC, Inc. .....................................................         29,600           367,928
   #*Salesforce.com, Inc. ...........................................         13,350         1,777,820
    *Sandisk Corp. ..................................................         24,820         1,257,629
    *Sanmina-SCI Corp. ..............................................          5,900            51,979
     Sapient Corp. ..................................................         12,399           153,252
    *ScanSource, Inc. ...............................................          2,584            89,820
    *SeaChange International, Inc. ..................................          3,000            25,320
     Seagate Technology .............................................         38,880           627,912
    *Semtech Corp. ..................................................          7,320           178,754
    *ShoreTel, Inc. .................................................          4,801            28,086
   #*Sigma Designs, Inc. ............................................          2,500            20,850
    *Silicon Graphics International Corp. ...........................          1,846            26,693
    *Silicon Image, Inc. ............................................          7,000            45,080
   #*Silicon Laboratories, Inc. .....................................          3,920           167,580
    *Skyworks Solutions, Inc. .......................................         15,521           307,471
    *Smith Micro Software, Inc. .....................................          3,600             4,212
    *SolarWinds, Inc. ...............................................          4,100           118,326
     Solera Holdings, Inc. ..........................................          7,392           403,825
    *Sonus Networks, Inc. ...........................................         19,700            52,205
   #*Sourcefire, Inc. ...............................................          2,700            74,385
    *Spansion, Inc. Class A .........................................          4,965            51,090
    *Spark Networks, Inc. ...........................................          1,760             5,456
    *SRS Labs, Inc. .................................................          2,100            14,763
    *SS&C Technologies Holdings, Inc. ...............................          1,111            17,620
    *Stamps.com, Inc. ...............................................          1,943            63,264
    *Standard Microsystems Corp. ....................................          2,342            57,988
    *StarTek, Inc. ..................................................          2,385             5,605
   #*STEC, Inc. .....................................................          3,227            36,530
   #*Stratasys, Inc. ................................................          2,298            64,436
   #*SuccessFactors, Inc. ...........................................          5,043           134,648
   #*SunPower Corp. Class A .........................................            347             3,477
    *Super Micro Computer, Inc. .....................................          2,809            44,944
    *Supertex, Inc. .................................................          1,500            27,690
    *Support.com, Inc. ..............................................          5,150            10,866
    *Sycamore Networks, Inc. ........................................          2,218            42,630
    *Symantec Corp. .................................................         62,905         1,070,014
    *Symmetricom, Inc. ..............................................          5,609            28,886
   #*Synaptics, Inc. ................................................          3,300           111,507
   #*Synchronoss Technologies, Inc. .................................            922            27,715
    *SYNNEX Corp. ...................................................          2,620            75,639
   #*Synopsys, Inc. .................................................         12,868           344,991
     Syntel, Inc. ...................................................          2,000            97,800
    *Take-Two Interactive Software, Inc. ............................          6,500           102,570
    *Taleo Corp. ....................................................            500            16,200
    *Tech Data Corp. ................................................          4,487           220,671
    *TechTarget, Inc. ...............................................          2,699            20,000
    *Tekelec ........................................................          5,900            57,938
    *TeleCommunication Systems, Inc. Class A ........................          4,200            13,860
    *TeleTech Holdings, Inc. ........................................          2,700            47,196
     Tellabs, Inc. ..................................................         37,363           161,782
     Telular Corp. ..................................................          1,234             7,392
   #*Teradata Corp. .................................................         17,885         1,067,019
   #*Teradyne, Inc. .................................................         18,100           259,192
     Tessco Technologies, Inc. ......................................          1,314            18,291
    *Tessera Technologies, Inc. .....................................          3,909            53,827

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Texas Instruments, Inc. ........................................         95,930   $     2,947,929
   #*THQ, Inc. ......................................................          7,619            16,228
    *TIBCO Software, Inc. ...........................................         14,000           404,460
    *Tier Technologies, Inc. ........................................          2,100             7,392
    *TiVo, Inc. .....................................................          9,259           100,275
   #*TNS, Inc. ......................................................          2,000            39,060
     Total System Services, Inc. ....................................         18,883           375,583
    *Transact Technologies, Inc. ....................................            600             4,626
   #*Travelzoo, Inc. ................................................            570            18,160
    *Trimble Navigation, Ltd. .......................................         10,133           409,475
    *Triquint Semiconductor, Inc. ...................................         17,700            94,164
    *TTM Technologies, Inc. .........................................          5,400            60,318
    *Tyler Technologies, Inc. .......................................          3,200           101,024
    *Ultimate Software Group, Inc. ..................................          1,196            71,975
    *Ultra Clean Holdings, Inc. .....................................          2,422            13,273
    *Ultratech, Inc. ................................................          2,200            47,960
    *Unisys Corp. ...................................................          3,400            88,366
     United Online, Inc. ............................................          9,350            55,258
   #*Universal Display Corp. ........................................          3,195           149,622
    *USA Technologies, Inc. .........................................          3,698             5,399
   #*ValueClick, Inc. ...............................................          8,200           144,320
    *Varian Semiconductor Equipment Associates, Inc. ................          7,497           470,587
   #*Veeco Instruments, Inc. ........................................          3,900           104,091
   #*VeriFone Systems, Inc. .........................................          9,503           401,122
    *Verint Systems, Inc. ...........................................          1,455            43,359
    #VeriSign, Inc. .................................................         16,332           524,094
   #*Viasat, Inc. ...................................................          3,700           157,583
    *Viasystems Group, Inc. .........................................          1,587            32,676
    *Vicon Industries, Inc. .........................................            900             3,015
    *Video Display Corp. ............................................          1,359             5,613
   #*VirnetX Holding Corp. ..........................................          3,500            75,425
    *Virtusa Corp. ..................................................          2,057            33,509
     Visa, Inc. .....................................................         55,498         5,175,743
    *Vishay Intertechnology, Inc. ...................................         13,315           143,136
    *Vishay Precision Group, Inc. ...................................          1,210            17,654
   #*VistaPrint N.V. ................................................          3,805           132,871
    *VMware, Inc. Class A ...........................................          9,242           903,406
    *Vocus, Inc. ....................................................            658            13,410
    *Volterra Semiconductor Corp. ...................................          2,400            56,880
     Wayside Technology Group, Inc. .................................            252             3,024
   #*Web.com Group, Inc. ............................................          2,905            28,062
   #*WebMD Health Corp. .............................................          4,354           156,526
    *Websense, Inc. .................................................          3,934            70,183
    *Westell Technologies, Inc. Class A .............................          5,426            10,906
    *Western Digital Corp. ..........................................         24,063           641,038
     Western Union Co. (The) ........................................         65,335         1,141,402
    *Wright Express Corp. ...........................................          3,640           170,643
     Xerox Corp. ....................................................        129,858         1,062,238
     Xilinx, Inc. ...................................................         21,930           733,778
    *XO Group, Inc. .................................................          4,000            36,920
    *X-Rite, Inc. ...................................................          4,100            18,491
    *Yahoo!, Inc. ...................................................        103,249         1,614,814
   #*Zebra Technologies Corp. Class A ...............................          5,380           192,281
    *Zix Corp. ......................................................          2,933             7,274
    *Zygo Corp. .....................................................            909            13,944
                                                                                       ---------------
Total Information Technology ........................................                      262,291,611
                                                                                       ---------------
Materials -- (3.8%)
     A. Schulman, Inc. ..............................................          2,719            57,398
    *A.M. Castle & Co. ..............................................          1,388            19,002
    *AEP Industries, Inc. ...........................................            122             3,298

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Air Products & Chemicals, Inc. .................................         22,808   $     1,964,681
     Airgas, Inc. ...................................................          7,260           500,577
     AK Steel Holding Corp. .........................................         10,900            90,797
     Albemarle Corp. ................................................          8,997           479,450
     Alcoa, Inc. ....................................................        115,538         1,243,189
     Allegheny Technologies, Inc. ...................................         10,732           497,965
   #*Allied Nevada Gold Corp. .......................................          8,946           339,769
    #AMCOL International Corp. ......................................          2,400            72,456
    *American Pacific Corp. .........................................            300             2,766
    #American Vanguard Corp. ........................................          2,950            36,491
     AptarGroup, Inc. ...............................................          7,000           335,790
    *Arabian American Development Co. ...............................            700             3,192
     Ashland, Inc. ..................................................          7,207           381,683
    *Balchem Corp. ..................................................          3,412           125,800
     Ball Corp. .....................................................         16,072           555,609
    #Bemis Co., Inc. ................................................          9,591           269,603
     Boise, Inc. ....................................................         10,125            61,256
     Buckeye Technologies, Inc. .....................................          3,300            99,792
     Cabot Corp. ....................................................          5,800           175,044
    *Calgon Carbon Corp. ............................................          5,200            82,940
     Carpenter Technology Corp. .....................................          4,600           260,912
     Celanese Corp. Class A .........................................         16,530           719,881
    *Century Aluminum Co. ...........................................          4,940            55,130
     CF Industries Holdings, Inc. ...................................          7,623         1,236,984
   #*Clearwater Paper Corp. .........................................          1,800            59,634
     Cliffs Natural Resources, Inc. .................................         15,688         1,070,235
    *Coeur d'Alene Mines Corp. ......................................          8,700           222,459
     Commercial Metals Co. ..........................................         10,600           131,758
     Compass Minerals International, Inc. ...........................          2,800           212,996
    *Contango ORE, Inc. .............................................            170             2,380
    *Core Molding Technologies, Inc. ................................            389             3,380
    *Crown Holdings, Inc. ...........................................         12,600           425,754
     Cytec Industries, Inc. .........................................          4,600           205,482
     Deltic Timber Corp. ............................................          1,082            73,241
    #Domtar Corp. ...................................................          3,200           262,112
     Dow Chemical Co. (The) .........................................        125,430         3,496,988
     E.I. du Pont de Nemours & Co. ..................................         99,560         4,785,849
     Eagle Materials, Inc. ..........................................          4,719            97,117
     Eastman Chemical Co. ...........................................         11,400           447,906
    #Ecolab, Inc. ...................................................         24,857         1,338,301
    *Ferro Corp. ....................................................          7,000            45,290
     FMC Corp. ......................................................          7,700           607,453
     Freeport-McMoRan Copper & Gold, Inc. Class B ...................         80,960         3,259,450
     Friedman Industries, Inc. ......................................          1,199            12,566
   #*General Moly, Inc. .............................................          5,511            18,958
    *Georgia Gulf Corp. .............................................          2,976            53,866
    *Globe Specialty Metals, Inc. ...................................          2,249            37,491
   #*Golden Minerals, Co. ...........................................            900             6,309
    *Graphic Packaging Holding Co. ..................................         14,415            63,714
     Greif, Inc. Class A ............................................          2,500           111,950
     H.B. Fuller Co. ................................................          4,800           103,152
     Hawkins, Inc. ..................................................            888            33,993
     Haynes International, Inc. .....................................          1,800           105,282
    *Headwaters, Inc. ...............................................          7,000            12,320
   #*Hecla Mining Co. ...............................................         28,200           176,814
    *Horsehead Holding Corp. ........................................          3,700            32,116
     Huntsman Corp. .................................................         19,246           225,948
     Innophos Holdings, Inc. ........................................          2,585           113,714
    *Innospec, Inc. .................................................          2,411            72,812
     International Flavors & Fragrances, Inc. .......................          8,530           516,577
     International Paper Co. ........................................         44,354         1,228,606

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
   #*Intrepid Potash, Inc. ..........................................          5,200   $       144,716
     Kaiser Aluminum Corp. ..........................................          1,600            74,336
    *KapStone Paper & Packaging Corp. ...............................          3,600            59,040
     KMG Chemicals, Inc. ............................................          1,500            21,810
     Koppers Holdings, Inc. .........................................          2,100            69,489
    *Kraton Performance Polymers, Inc. ..............................          2,700            53,136
     Kronos Worldwide, Inc. .........................................          1,912            42,427
    *Landec Corp. ...................................................          3,992            24,790
    #Limoneira Co. ..................................................            342             5,934
    *Louisiana-Pacific Corp. ........................................         11,400            75,810
    *LSB Industries, Inc. ...........................................          2,000            70,860
    #Martin Marietta Materials, Inc. ................................          4,000           288,680
    *Materion Corp. .................................................          2,140            56,582
     MeadWestavco Corp. .............................................         15,610           435,675
    *Mercer International, Inc. .....................................          3,588            24,685
    *Metals USA Holdings Corp. ......................................          2,264            24,655
     Minerals Technologies, Inc. ....................................          1,600            87,744
   #*Molycorp, Inc. .................................................          5,989           229,199
     Monsanto Co. ...................................................         57,096         4,153,734
     Mosaic Co. (The) ...............................................         25,258         1,479,108
     Myers Industries, Inc. .........................................          3,889            47,524
     Nalco Holding Co. ..............................................         13,633           514,100
     Neenah Paper, Inc. .............................................          1,100            18,150
    #NewMarket Corp. ................................................          1,212           235,298
     Newmont Mining Corp. ...........................................         51,860         3,465,804
     NL Industries, Inc. ............................................          5,704            82,936
    *Noranda Aluminum Holding Corp. .................................          2,200            20,372
    *Northern Technologies International Corp. ......................            300             4,350
     Nucor Corp. ....................................................         34,133         1,289,545
     Olin Corp. .....................................................          8,155           153,803
     Olympic Steel, Inc. ............................................          1,300            26,585
    *OM Group, Inc. .................................................          3,200            92,512
    *Omnova Solutions, Inc. .........................................          3,300            14,619
    *Owens-Illinois, Inc. ...........................................         17,100           343,368
     P.H. Glatfelter Co. ............................................          5,000            75,000
     Packaging Corp. of America .....................................          8,500           221,680
    *Penford Corp. ..................................................          1,572             8,033
     PolyOne Corp. ..................................................          7,300            81,687
     PPG Industries, Inc. ...........................................         13,435         1,160,918
     Praxair, Inc. ..................................................         32,156         3,269,301
     Quaker Chemical Corp. ..........................................            900            31,311
     Reliance Steel & Aluminum Co. ..................................          7,100           313,749
     Rock-Tenn Co. Class A ..........................................          6,927           410,009
    *Rockwood Holdings, Inc. ........................................          6,280           289,131
     Royal Gold, Inc. ...............................................          5,550           397,269
     RPM International, Inc. ........................................         10,900           244,923
    *RTI International Metals, Inc. .................................          2,700            71,253
     Schnitzer Steel Industries, Inc. Class A .......................          2,300           107,640
     Schweitzer-Maudoit International, Inc. .........................          2,340           164,549
    #Scotts Miracle-Gro Co. Class A (The) ...........................          3,260           158,143
     Sealed Air Corp. ...............................................         15,677           279,051
     Sensient Technologies Corp. ....................................          6,202           229,226
     Sherwin-Williams Co. ...........................................          7,900           653,409
    #Sigma-Aldrich Corp. ............................................         12,800           838,144
     Silgan Holdings, Inc. ..........................................          5,200           195,208
    *Solutia, Inc. ..................................................         12,300           199,875
     Sonoco Products Co. ............................................          9,972           313,021
    #Southern Copper Corp. ..........................................         11,000           337,480
    *Spartech Corp. .................................................          2,300             9,338
     Steel Dynamics, Inc. ...........................................         19,300           241,057
   #*Stillwater Mining Co. ..........................................          9,500           107,920

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
   #*STR Holdings, Inc. .............................................          1,412   $        12,073
    *Synalloy Corp. .................................................            737             7,370
     Temple-Inland, Inc. ............................................         11,100           353,091
    #Texas Industries, Inc. .........................................          1,900            57,000
    #Titanium Metals Corp. ..........................................          8,423           141,085
   #*U.S. Gold Corp. ................................................          6,823            30,976
    *United States Lime & Minerals, Inc. ............................            353            19,415
     United States Steel Corp. ......................................         12,800           324,608
    *Universal Stainless & Alloy Products, Inc. .....................            300            11,295
     Valspar Corp. ..................................................          8,300           289,421
    #Vulcan Materials Co. ...........................................         13,048           408,272
     Walter Energy, Inc. ............................................          5,300           400,945
     Wausau Paper Corp. .............................................          5,223            39,172
     Westlake Chemical Corp. ........................................          2,630           108,382
     Worthington Industries, Inc. ...................................          4,820            83,290
    *WR Grace & Co. .................................................          6,000           250,740
     Zep, Inc. ......................................................          2,526            38,496
    *Zoltek Cos., Inc. ..............................................          2,537            18,393
                                                                                       ---------------
Total Materials .....................................................                       56,079,153
                                                                                       ---------------
Other -- (0.0%)
   .*Atlas Energy, Inc. Escrow Shares ...............................          7,038                --
   .*Endo Pharmaceuticals Solutions. ................................          8,600             9,460
   .*Gerber Scientific, Inc. Escrow Shares ..........................          2,901                --
   .*J. Crew Group, Inc. Escrow Shares ..............................          5,783                --
   .*MAIR Holdings, Inc. Escrow Shares ..............................            700                --
   .*Petrocorp, Inc. Escrow Shares ..................................            100                 6
   .*Price Communications Liquidation Trust .........................          3,605                --
                                                                                       ---------------
Total Other .........................................................                            9,466
                                                                                       ---------------
Telecommunication Services -- (2.8%)
   #*AboveNet, Inc. .................................................          2,300           136,505
    *American Tower Corp. ...........................................         41,504         2,286,870
     AT&T, Inc. .....................................................        638,881        18,725,602
     Atlantic Tele-Network, Inc. ....................................          1,149            43,605
    *Cbeyond, Inc. ..................................................          2,962            24,407
     CenturyLink, Inc. ..............................................         66,415         2,341,793
    *Cincinnati Bell, Inc. ..........................................         21,600            69,552
    *Cogent Communications Group, Inc. ..............................          1,864            29,917
     Consolidated Communications Holdings, Inc. .....................          3,313            62,549
   #*Crown Castle International Corp. ...............................         30,655         1,267,891
     Frontier Communications Corp. ..................................        100,338           628,116
    *General Communications, Inc. Class A ...........................          3,100            29,295
     HickoryTech Corp. ..............................................          2,100            23,436
     IDT Corp. Class B ..............................................          1,800            20,700
   #*Iridium Communications, Inc. ...................................          2,818            17,922
   #*Leap Wireless International, Inc. ..............................          7,025            48,824
   #*Level 3 Communications, Inc. ...................................         15,603           416,444
    *MetroPCS Communications, Inc. ..................................         26,297           223,524
    *Neutral Tandem, Inc. ...........................................          2,700            28,458
    *NII Holdings, Inc. .............................................         17,652           415,352
     NTELOS Holdings Corp. ..........................................          4,000            76,080
    *Pendrell Corp. .................................................         12,628            31,317
    *Premiere Global Services, Inc. .................................          5,500            49,830
    *SBA Communications Corp. .......................................          9,000           342,810
    *Shenandoah Telecommunications Co. ..............................          1,830            24,815
    *Sprint Nextel Corp. ............................................        324,719           834,528
     SureWest Communications ........................................          2,098            24,064
     Telephone & Data Systems, Inc. .................................          4,800           111,264
     Telephone & Data Systems, Inc. Special Shares ..................          2,700            56,484
   #*tw telecom, inc ................................................         15,200           281,200

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Telecommunication Services -- (Continued)
    *United States Cellular Corp. ...................................          1,100   $        43,857
     USA Mobility, Inc. .............................................          2,900            37,903
     Verizon Communications, Inc. ...................................        303,071        11,207,566
    #Windstream Corp. ...............................................         52,870           643,428
                                                                                       ---------------
Total Telecommunication Services ....................................                       40,605,908
                                                                                       ---------------
Utilities -- (3.8%)
    *AES Corp. ......................................................         63,893           716,879
    #AGL Resources, Inc. ............................................          8,400           352,296
     ALLETE, Inc. ...................................................          3,400           134,334
     Alliant Energy Corp. ...........................................         11,900           485,282
     Ameren Corp. ...................................................         25,900           825,692
     American Electric Power Co., Inc. ..............................         52,378         2,057,408
     American States Water Co. ......................................          1,900            66,386
     American Water Works Co., Inc. .................................         18,700           570,911
     Aqua America, Inc. .............................................         14,467           321,023
     Artesian Resources Corp. .......................................            471             8,572
     Atmos Energy Corp. .............................................          9,731           333,968
     Avista Corp. ...................................................          6,212           158,095
     Black Hills Corp. ..............................................          3,900           131,469
     California Water Service Group .................................          3,828            71,086
    *Calpine Corp. ..................................................         37,654           571,211
     CenterPoint Energy, Inc. .......................................         43,800           912,792
     Central Vermont Public Service Corp. ...........................          1,249            44,177
     CH Energy Group, Inc. ..........................................          1,800            99,378
     Chesapeake Utilities Corp. .....................................          1,000            42,390
     Cleco Corp. ....................................................          6,582           242,678
     CMS Energy Corp. ...............................................         26,686           555,603
     Connecticut Water Services, Inc. ...............................            900            24,066
     Consolidated Edison, Inc. ......................................         31,830         1,842,002
     Consolidated Water Co., Ltd. ...................................            777             7,211
     Constellation Energy Group, Inc. ...............................         19,625           779,112
     Delta Natural Gas Co., Inc. ....................................            360            11,610
     Dominion Resources, Inc. .......................................         61,803         3,188,417
     DPL, Inc. ......................................................         12,053           365,809
    #DTE Energy Co. .................................................         18,300           953,613
     Duke Energy Corp. ..............................................        144,520         2,951,098
   #*Dynegy, Inc. ...................................................         10,337            37,937
     Edison International, Inc. .....................................         33,600         1,364,160
     El Paso Electric Co. ...........................................          4,200           134,526
     Empire District Electric Co. ...................................          4,170            83,275
     Entergy Corp. ..................................................         18,800         1,300,396
     Exelon Corp. ...................................................         71,960         3,194,304
     FirstEnergy Corp. ..............................................         45,372         2,039,925
     Gas Natural, Inc. ..............................................            850             9,350
    *Genie Energy, Ltd. Class B .....................................          1,800            14,940
    *GenOn Energy, Inc. .............................................         80,441           245,345
    #Great Plains Energy, Inc. ......................................         14,200           294,508
     Hawaiian Electric Industries, Inc. .............................         10,300           260,899
     IDACORP, Inc. ..................................................          5,351           216,073
     Integrys Energy Group, Inc. ....................................          8,307           439,523
     ITC Holdings Corp. .............................................          5,400           392,472
     Laclede Group, Inc. ............................................          2,600           104,312
     MDU Resources Group, Inc. ......................................         19,500           401,895
     MGE Energy, Inc. ...............................................          2,398           104,649
     Middlesex Water Co. ............................................          1,920            36,384
     National Fuel Gas Co. ..........................................          7,501           459,736
     New Jersey Resources Corp. .....................................          4,497           211,449
     NextEra Energy, Inc. ...........................................         43,519         2,454,472
     Nicor, Inc. ....................................................          4,400           247,500
     NiSource, Inc. .................................................         30,412           671,801

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
     Northeast Utilities, Inc. ......................................         18,940   $       654,756
     Northwest Natural Gas Co. ......................................          2,797           130,676
     NorthWestern Corp. .............................................          3,600           124,020
    *NRG Energy, Inc. ...............................................         27,100           580,482
     NSTAR ..........................................................          9,200           414,828
    #NV Energy, Inc. ................................................         25,377           407,047
     OGE Energy Corp. ...............................................         10,600           548,444
     Oneok, Inc. ....................................................         10,900           828,945
     Ormat Technologies, Inc. .......................................          1,100            20,889
    #Otter Tail Corp. ...............................................          3,400            65,994
     Pennichuck Corp. ...............................................            600            17,070
     Pepco Holdings, Inc. ...........................................         24,300           481,140
     PG&E Corp. .....................................................         42,203         1,810,509
    #Piedmont Natural Gas Co. .......................................          7,900           258,251
     Pinnacle West Capital Corp. ....................................         11,615           529,412
     PNM Resources, Inc. ............................................          8,150           146,537
     Portland General Electric Co. ..................................          8,207           201,400
     PPL Corp. ......................................................         61,900         1,818,003
     Progress Energy, Inc. ..........................................         28,450         1,482,245
     Public Service Enterprise Group, Inc. ..........................         54,074         1,822,294
     Questar Corp. ..................................................         18,500           356,495
     RGC Resources, Inc. ............................................            200             3,592
    #SCANA Corp. ....................................................         13,100           553,868
     Sempra Energy ..................................................         23,400         1,257,282
     SJW Corp. ......................................................          2,210            51,449
     South Jersey Industries, Inc. ..................................          3,300           185,823
     Southern Co. ...................................................         92,979         4,016,693
     Southwest Gas Corp. ............................................          4,835           190,886
    *Synthesis Energy Systems, Inc. .................................          2,352             3,622
     TECO Energy, Inc. ..............................................         20,055           372,421
     UGI Corp. ......................................................          9,600           275,232
     UIL Holdings Corp. .............................................          5,331           181,680
     UniSource Energy Corp. .........................................          3,800           141,664
     Unitil Corp. ...................................................          1,200            32,004
     Vectren Corp. ..................................................          8,800           249,744
     Westar Energy, Inc. ............................................         11,753           320,387
     WGL Holdings, Inc. .............................................          5,507           235,755
     Wisconsin Energy Corp. .........................................         25,000           810,750
     Xcel Energy, Inc. ..............................................         52,579         1,359,167
     York Water Co. .................................................          1,100            18,700
                                                                                       ---------------
Total Utilities .....................................................                       56,504,555
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,356,867,796
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
   #*Celgene Corp. Contingent Value Rights ..........................          1,104             1,788
   .*Contra Pharmacopeia Contingent Value Rights ....................            361                --
   .*Emergent Biosolutions, Inc. Contingent Value Rights ............            800                --
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                            1,788
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................      4,438,044         4,438,044
                                                                                       ---------------

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund ..................................    104,898,174   $   104,898,174
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,084,279 FHLMC, rates ranging from
     4.500% to 6.000%, maturities ranging from 07/01/30 to 10/01/36 &
     FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to 06/01/41, valued at $1,088,176) to be
     repurchased at $1,052,702 ......................................   $      1,053         1,052,698
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      105,950,872
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,029,610,002) ............................................                  $ 1,467,258,500
                                                                                       ===============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (84.1%)
Consumer Discretionary -- (15.4%)
    *1-800-FLOWERS.COM, Inc. Class A ................................        127,957   $       364,677
    *99 Cents Only Stores ...........................................         12,800           279,040
     A.H. Belo Corp. Class A ........................................        102,354           511,770
    #Aaron's, Inc. ..................................................         58,283         1,559,653
    *AC Moore Arts & Crafts, Inc. ...................................         50,691            80,092
    #Acme United Corp. ..............................................          1,842            17,370
     Aldila, Inc. ...................................................         13,644            36,839
     Amcon Distributing Co. .........................................            388            21,495
    *American Biltrite, Inc. ........................................          4,366            22,485
     American Greetings Corp. Class A ...............................        130,517         2,089,577
   #*America's Car-Mart, Inc. .......................................         44,364         1,480,870
   #*Archipelago Learning, Inc. .....................................         45,462           463,258
    *Arctic Cat, Inc. ...............................................         64,841         1,316,921
    *Ark Restaurants Corp. ..........................................         11,046           154,644
    *Asbury Automotive Group, Inc. ..................................         18,200           339,430
   #*Ascent Capital Group, Inc. Class A .............................         32,295         1,469,100
   #*Atrinsic, Inc. .................................................            800             1,320
    *Audiovox Corp. Class A .........................................        132,643           943,092
    *Ballantyne Strong, Inc. ........................................         90,050           334,986
    #Barnes & Noble, Inc. ...........................................        195,880         2,403,448
     Bassett Furniture Industries, Inc. .............................         44,057           332,630
   #*Beasley Broadcast Group, Inc. ..................................         42,442           166,373
   #*Beazer Homes USA, Inc. .........................................        365,714           786,285
     bebe stores, Inc. ..............................................        136,701           981,513
     Belo Corp. Class A .............................................        154,138           977,235
    *Benihana, Inc. .................................................         15,390           153,746
    *Benihana, Inc. Class A .........................................         31,927           307,776
   #*Biglari Holdings, Inc. .........................................          6,120         2,112,134
   #*BJ's Restaurants, Inc. .........................................        248,223        13,138,443
   #*Bluegreen Corp. ................................................        173,693           392,546
     Blyth, Inc. ....................................................         37,909         2,116,459
     Bob Evans Farms, Inc. ..........................................        114,812         3,777,315
    #Books-A-Million, Inc. ..........................................         94,505           209,801
     Bowl America, Inc. Class A .....................................         11,489           142,004
   #*Boyd Gaming Corp. ..............................................        173,301         1,122,990
    *Brookfield Residential Properties, Inc. ........................         12,768            92,568
    #Brown Shoe Co., Inc. ...........................................        136,812         1,218,995
   #*Brunswick Corp. ................................................        212,272         3,748,724
   #*Build-A-Bear-Workshop, Inc. ....................................        119,496           782,699
   #*Cabela's, Inc. .................................................        250,175         6,234,361
    *Cache, Inc. ....................................................         63,437           333,679
     Callaway Golf Co. ..............................................        326,076         1,894,502
    *Cambium Learning Group, Inc. ...................................         54,129           178,626
    *Canterbury Park Holding Corp. ..................................          7,625            79,681
     Carriage Services, Inc. ........................................        172,519         1,028,213
    *Casual Male Retail Group, Inc. .................................         27,879           115,698
   #*Cavco Industries, Inc. .........................................         22,441         1,010,518
   #*Central European Media Enterprises, Ltd. Class A ...............         11,475           126,684
   #*Charles & Colvard, Ltd. ........................................         33,536            73,779
   #*Charming Shoppes, Inc. .........................................        462,997         1,606,600
     Christopher & Banks Corp. ......................................        135,200           450,216
    #Churchill Downs, Inc. ..........................................         56,570         2,719,320
   #*Citi Trends, Inc. ..............................................            662             8,202
   #*Clear Channel Outdoor Holdings, Inc. Class A ...................         77,310           850,410
    *Coast Distribution System, Inc. (The) ..........................         18,627            50,479
    *Cobra Electronics Corp. ........................................         12,636            44,731
   #*Collective Brands, Inc. ........................................        284,985         4,163,631
   #*Conn's, Inc. ...................................................        132,970         1,224,654

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Core-Mark Holding Co., Inc. ....................................         59,460   $     1,991,315
   #*Corinthian Colleges, Inc. ......................................         23,281            44,467
    #CSS Industries, Inc. ...........................................         42,144           888,396
    *Culp, Inc. .....................................................         36,630           314,285
    *Cybex International, Inc. ......................................         52,964            42,371
     D.R. Horton, Inc. ..............................................         25,384           282,524
   #*Dana Holding Corp. .............................................        221,880         3,137,383
    *dELiA*s, Inc. ..................................................         47,628            66,679
   #*Delta Apparel, Inc. ............................................         17,375           312,924
    #Dillard's, Inc. Class A ........................................        401,591        20,693,984
    *DineEquity, Inc. ...............................................         59,800         2,808,208
    *Dixie Group, Inc. (The) ........................................        112,217           351,239
   #*Dolan Co. ......................................................         83,092           727,055
   #*Dorman Products, Inc. ..........................................         73,238         2,791,100
    *Dover Downs Gaming & Entertainment, Inc. .......................         16,136            34,531
    *Dover Motorsports, Inc. ........................................        109,057           111,238
    #Drew Industries, Inc. ..........................................          8,879           213,362
    *Duckwall-ALCO Stores, Inc. .....................................         10,636           109,976
   #*E.W. Scripps Co. Class A (The) .................................        235,669         1,965,479
   #*Education Management Corp. .....................................         32,088           637,268
     Educational Development Corp. ..................................          1,876            10,271
    *Emerson Radio Corp. ............................................        235,139           399,736
   #*Entercom Communications Corp. Class A ..........................         16,285           106,830
     Escalade, Inc. .................................................         23,871           128,187
    #Ethan Allen Interiors, Inc. ....................................          4,300            85,140
    *Exide Technologies .............................................        107,075           481,838
   #*Famous Dave's of America, Inc. .................................            580             5,069
    *Federal-Mogul Corp. ............................................        137,570         2,319,430
     Finish Line, Inc. Class A (The) ................................        108,578         2,182,418
    *Fisher Communications, Inc. ....................................         39,278         1,140,633
     Flanigan's Enterprises, Inc. ...................................          5,016            40,253
     Flexsteel Industries, Inc. .....................................         26,545           378,266
    #Foot Locker, Inc. ..............................................        315,096         6,887,999
    #Fred's, Inc. Class A ...........................................        245,977         2,998,460
     Frisch's Restaurants, Inc. .....................................         23,920           456,872
    *Full House Resorts, Inc. .......................................         55,670           160,330
   #*Furniture Brands International, Inc. ...........................        211,757           404,456
    #Gaiam, Inc. ....................................................         45,844           177,416
   #*GameStop Corp. Class A .........................................        396,262        10,132,419
     Gaming Partners International Corp. ............................            100               674
     Gannett Co., Inc. ..............................................        131,596         1,538,357
   #*Gaylord Entertainment Co. ......................................        202,261         4,730,885
    *Genesco, Inc. ..................................................        103,940         6,126,224
   #*G-III Apparel Group, Ltd. ......................................         65,443         1,844,838
   #*Golfsmith International Holdings, Inc. .........................          6,990            24,605
   #*Gray Television, Inc. ..........................................        166,823           316,964
    *Gray Television, Inc. Class A ..................................          3,309             5,559
    *Great Wolf Resorts, Inc. .......................................        155,449           382,405
    #Group 1 Automotive, Inc. .......................................        147,870         6,736,957
    *Hallwood Group, Inc. ...........................................          7,822           102,546
     Harte-Hanks, Inc. ..............................................        102,790           902,496
   #*Hastings Entertainment, Inc. ...................................         66,444           132,888
    #Haverty Furniture Cos., Inc. ...................................        113,862         1,323,076
     Haverty Furniture Cos., Inc. Class A ...........................            700             8,400
    *Helen of Troy, Ltd. ............................................        138,445         4,005,214
    *Hollywood Media Corp. ..........................................         63,704            82,178
     Hooker Furniture Corp. .........................................         55,054           534,024
    #Hot Topic, Inc. ................................................        264,817         2,002,017
   #*Iconix Brand Group, Inc. .......................................        387,629         6,957,941
     International Speedway Corp. Class A ...........................        130,394         3,111,201
   #*Isle of Capri Casinos, Inc. ....................................        183,888         1,000,351

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *J. Alexander's Corp. ...........................................         38,794   $       259,144
    #JAKKS Pacific, Inc. ............................................        179,539         3,405,855
    #Jarden Corp. ...................................................         21,300           682,239
    *Johnson Outdoors, Inc. Class A .................................        101,746         1,891,458
     Jones Group, Inc. (The) ........................................        134,189         1,498,891
   #*Journal Communications, Inc. ...................................        164,381           634,511
    #KB Home ........................................................        114,704           799,487
   #*Kenneth Cole Productions, Inc. Class A .........................         30,075           323,607
    *Kid Brands, Inc. ...............................................         72,218           211,599
   #*Kirkland's, Inc. ...............................................         53,915           606,005
    *Kona Grill, Inc. ...............................................          5,385            31,018
     Koss Corp. .....................................................            821             4,187
     KSW, Inc. ......................................................         10,701            33,387
   #*K-Swiss, Inc. Class A ..........................................        103,739           466,826
     Lacrosse Footwear, Inc. ........................................         12,729           162,931
    *Lakeland Industries, Inc. ......................................         34,327           258,139
    *Lakes Entertainment, Inc. ......................................        125,791           264,161
   #*La-Z-Boy, Inc. .................................................        233,867         2,376,089
   #*Leapfrog Enterprises, Inc. .....................................         53,818           200,741
   #*Lee Enterprises, Inc. ..........................................        133,849            95,033
    #Lennar Corp. Class A ...........................................        325,800         5,388,732
     Lennar Corp. Class B Voting ....................................         70,707           900,100
    *Liberty Media Corp. - Liberty Capital Class A ..................        275,124        21,135,026
   #*Life Time Fitness, Inc. ........................................         26,053         1,123,666
     Lifetime Brands, Inc. ..........................................         63,921           781,754
     Lincoln Educational Services Corp. .............................          2,964            27,713
    #Lithia Motors, Inc. Class A ....................................        129,782         2,669,616
   #*Live Nation Entertainment, Inc. ................................        301,720         2,833,151
   #*Luby's, Inc. ...................................................        152,136           734,817
   #*M/I Homes, Inc. ................................................         95,252           711,532
    #Mac-Gray Corp. .................................................         93,491         1,297,655
    *Madison Square Garden Co. (The) ................................         78,592         2,077,187
     Marcus Corp. ...................................................        111,760         1,332,179
   #*MarineMax, Inc. ................................................        128,245         1,043,914
    *McClatchy Co. (The) ............................................        365,617           574,019
    *McCormick & Schmick's Seafood Restaurants, Inc. ................         76,611           513,294
    #MDC Holdings, Inc. .............................................         71,126         1,593,222
   #*Media General, Inc. Class A ....................................         97,766           295,253
    #Men's Wearhouse, Inc. (The) ....................................        231,919         7,161,659
   #*Meritage Homes Corp. ...........................................         58,442         1,037,346
    *Modine Manufacturing Co. .......................................        138,533         1,464,294
   #*Mohawk Industries, Inc. ........................................        190,548        10,032,352
    *Monarch Casino & Resort, Inc. ..................................            926             9,529
    *Morton's Restaurant Group, Inc. ................................         60,383           294,669
   #*Motorcar Parts of America, Inc. ................................         56,988           565,321
     Movado Group, Inc. .............................................        105,959         1,772,694
    *MTR Gaming Group, Inc. .........................................         97,351           161,603
   #*Multimedia Games Holding Co., Inc. .............................         79,646           526,460
    *Nathan's Famous, Inc. ..........................................          9,601           181,171
    *Nautilus, Inc. .................................................         56,258           113,641
    *New Frontier Media, Inc. .......................................         54,680            58,508
    *New York & Co., Inc. ...........................................        121,740           325,046
    *Nobility Homes, Inc. ...........................................            130               792
   #*O'Charley's, Inc. ..............................................        110,678           687,310
    *Office Depot, Inc. .............................................        308,062           705,462
   #*Orbitz Worldwide, Inc. .........................................          7,832            14,802
    *Orient-Express Hotels, Ltd. Class A ............................        462,611         3,946,072
    #Outdoor Channel Holdings, Inc. .................................        126,139           942,258
    *P & F Industries, Inc. Class A .................................          2,025             8,323
   #*Pacific Sunwear of California, Inc. ............................        360,783           450,979
   #*Penn National Gaming, Inc. .....................................         51,546         1,855,656

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #Penske Automotive Group, Inc. ..................................        259,056   $     5,282,152
    #Pep Boys - Manny, Moe & Jack (The) .............................        229,205         2,635,858
   #*Perry Ellis International, Inc. ................................        101,852         2,556,485
   #*Pinnacle Entertainment, Inc. ...................................        190,559         2,157,128
    *Point.360 ......................................................          7,043             5,811
   #*Pulte Group, Inc. ..............................................        435,488         2,255,828
    #PVH Corp. ......................................................        105,006         7,813,496
    *Quiksilver, Inc. ...............................................        244,243           818,214
    #R.G. Barry Corp. ...............................................          4,162            46,240
   #*Radio One, Inc. Class D ........................................         50,923            66,709
    *Reading International, Inc. Class B ............................          6,238            38,988
    *Red Lion Hotels Corp. ..........................................         96,956           673,844
    *Red Robin Gourmet Burgers, Inc. ................................        100,425         2,517,655
    #Regis Corp. ....................................................        266,605         4,361,658
    #Rent-A-Center, Inc. ............................................        217,582         7,430,425
    *Rick's Cabaret International, Inc. .............................         49,664           388,372
    *Rocky Brands, Inc. .............................................         36,687           388,882
    #Royal Caribbean Cruises, Ltd. ..................................        333,477         9,910,936
   #*Ruby Tuesday, Inc. .............................................        197,422         1,656,371
   #*Ruth's Hospitality Group, Inc. .................................         39,763           187,681
   #*Saga Communications, Inc. Class A ..............................         25,691           963,412
   #*Saks, Inc. .....................................................        752,558         7,954,538
     Salem Communications Corp. Class A .............................         51,846           129,097
     Scholastic Corp. ...............................................        156,117         4,191,741
     Service Corp. International ....................................        672,732         6,727,320
    #Shiloh Industries, Inc. ........................................        201,074         1,588,485
   #*Shoe Carnival, Inc. ............................................         79,586         2,171,902
   #*Skechers U.S.A., Inc. Class A ..................................        109,159         1,556,607
    #Skyline Corp. ..................................................         37,050           250,458
    *Smith & Wesson Holding Corp. ...................................         90,916           269,111
     Sonesta International Hotels Corp. Class A .....................          1,771            40,910
     Spartan Motors, Inc. ...........................................        166,527           815,982
     Speedway Motorsports, Inc. .....................................        204,046         2,652,598
    *Sport Chalet, Inc. Class A .....................................        132,485           237,148
    *Sport Chalet, Inc. Class B .....................................          4,960            11,631
    #Stage Stores, Inc. .............................................        167,083         2,611,507
     Standard Motor Products, Inc. ..................................        111,623         1,735,738
   #*Standard Pacific Corp. .........................................        182,038           553,396
    *Stanley Furniture Co., Inc. ....................................         57,458           177,545
    *Stein Mart, Inc. ...............................................        124,414           902,002
   #*Steinway Musical Instruments, Inc. .............................         58,402         1,471,730
    #Stewart Enterprises, Inc. Class A ..............................        381,737         2,458,386
   #*Stoneridge, Inc. ...............................................         19,634           154,520
     Strattec Security Corp. ........................................         16,204           372,692
     Superior Industries International, Inc. ........................        149,756         2,739,037
   #*Syms Corp. .....................................................         44,394           346,717
   #*Systemax, Inc. .................................................        246,435         3,728,562
    *Tandy Brands Accessories, Inc. .................................         56,879            58,870
    *Tandy Leather Factory, Inc. ....................................         18,463            92,315
    *Toll Brothers, Inc. ............................................        326,102         5,687,219
    *Trans World Entertainment Corp. ................................         62,666           124,705
   #*Tuesday Morning Corp. ..........................................        189,888           687,395
    *Unifi, Inc. ....................................................         97,098           752,510
    *Universal Electronics, Inc. ....................................          4,196            78,004
    #Vail Resorts, Inc. .............................................         33,700         1,501,672
    *Valuevision Media, Inc. Class A ................................         34,465           113,045
    #Washington Post Co. Class B ....................................          8,639         2,938,642
     Wendy's Co. (The) ..............................................      1,275,378         6,453,413
    *West Marine, Inc. ..............................................        121,225         1,101,935
    *Wet Seal, Inc. Class A (The) ...................................        193,040           808,838
    #Weyco Group, Inc. ..............................................          9,736           230,743

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Whirlpool Corp. ................................................        101,122   $     5,138,009
    #Wolverine World Wide, Inc. .....................................          4,028           152,782
     Wyndham Worldwide Corp. ........................................        174,630         5,879,792
   #*Zale Corp. .....................................................         35,995           132,822
                                                                                       ---------------
Total Consumer Discretionary ........................................                      398,026,195
                                                                                       ---------------
Consumer Staples -- (3.6%)
     Alico, Inc. ....................................................          1,007            22,929
   #*Alliance One International, Inc. ...............................        426,589         1,138,993
     Andersons, Inc. (The) ..........................................         62,934         2,323,523
    #B&G Foods, Inc. ................................................         75,222         1,596,211
     Bridgford Foods Corp. ..........................................          2,376            20,885
   .*Cagle's, Inc. Class A ..........................................          9,950            39,302
     CCA Industries, Inc. ...........................................          9,202            46,194
   #*Central Garden & Pet Co. .......................................         78,609           679,968
   #*Central Garden & Pet Co. Class A ...............................        184,127         1,618,476
   #*Chiquita Brands International, Inc. ............................        236,483         2,099,969
     Coca-Cola Bottling Co. .........................................          6,097           342,164
   #*Constellation Brands, Inc. Class A .............................        410,827         8,306,922
   #*Craft Brewers Alliance, Inc. ...................................         90,953           595,742
    *Dean Foods Co. .................................................         30,686           298,268
   #*Dole Food Co., Inc. ............................................        173,788         1,838,677
   #*Elizabeth Arden, Inc. ..........................................         46,897         1,607,629
    #Farmer Brothers Co. ............................................         78,638           460,032
    #Fresh Del Monte Produce, Inc. ..................................        259,149         6,597,934
    *Golden Enterprises, Inc. .......................................         27,634           101,969
   #*Griffin Land & Nurseries, Inc. .................................          9,784           262,407
   #*Hain Celestial Group, Inc. (The) ...............................        178,430         5,988,111
   #*Harbinger Group, Inc. ..........................................         21,827           112,191
   #*Heckmann Corp. .................................................        165,139           989,183
    #Imperial Sugar Co. .............................................         66,299           448,844
     Ingles Markets, Inc. Class A ...................................         60,799           918,065
    *John B. Sanfilippo & Son, Inc. .................................         48,275           415,165
    *Mannatech, Inc. ................................................         84,794            51,724
    #MGP Ingredients, Inc. ..........................................         76,755           503,513
     Nash-Finch Co. .................................................         96,036         2,527,668
    *Natural Alternatives International, Inc. .......................            435             2,654
   #*Nutraceutical International Corp. ..............................         63,623           877,997
     Oil-Dri Corp. of America .......................................         29,163           584,718
    *Omega Protein Corp. ............................................        141,227         1,529,488
     Orchids Paper Products Co. .....................................            856             9,998
    *Overhill Farms, Inc. ...........................................          1,320             5,108
   #*Pantry, Inc. ...................................................        121,829         1,722,662
    *Parlux Fragrances, Inc. ........................................        136,351           458,139
    *Physicians Formula Holdings, Inc. ..............................         59,491           183,232
   #*Pilgrim's Pride Corp. ..........................................         18,544            93,462
   #*Prestige Brands Holdings, Inc. .................................        268,318         2,838,804
   #*Ralcorp Holdings, Inc. .........................................        149,606        12,094,149
     Reliv' International, Inc. .....................................          1,105             1,646
    *Schiff Nutrition International, Inc. ...........................          8,153            99,630
   #*Seneca Foods Corp. Class A .....................................         30,339           638,636
    *Seneca Foods Corp. Class B .....................................          1,705            34,970
    *Smart Balance, Inc. ............................................        261,902         1,715,458
   #*Smithfield Foods, Inc. .........................................        387,168         8,850,660
    #Snyders-Lance, Inc. ............................................         15,500           328,910
     Spartan Stores, Inc. ...........................................        118,247         2,024,389
    *Spectrum Brands Holdings, Inc. .................................         58,883         1,494,451
     SUPERVALU, Inc. ................................................        423,031         3,392,709
    *Susser Holdings Corp. ..........................................         93,476         2,052,733
   #*TreeHouse Foods, Inc. ..........................................         49,932         3,062,829
    #Universal Corp. ................................................         86,395         3,699,434

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    #Village Super Market, Inc. .....................................         13,164   $       373,331
     Weis Markets, Inc. .............................................         44,817         1,772,512
   #*Winn-Dixie Stores, Inc. ........................................        302,594         1,918,446
                                                                                       ---------------
Total Consumer Staples ..............................................                       93,813,813
                                                                                       ---------------
Energy -- (9.1%)
    *Adams Resources & Energy, Inc. .................................         24,137           572,047
     Alon USA Energy, Inc. ..........................................        131,090           996,284
   #*Approach Resources, Inc. .......................................         85,023         2,075,411
   #*ATP Oil & Gas Corp. ............................................          7,951            83,883
    *Barnwell Industries, Inc. ......................................         26,213            89,386
    *Basic Energy Services, Inc. ....................................        201,195         3,689,916
     Berry Petroleum Co. Class A ....................................         85,092         2,939,929
   #*Bill Barrett Corp. .............................................        167,856         6,982,810
   #*BioFuel Energy Corp. ...........................................          7,751             3,876
    *Bolt Technology Corp. ..........................................         10,807           108,935
   #*BPZ Resources, Inc. ............................................        183,871           549,774
     Bristow Group, Inc. ............................................        178,325         8,877,018
   #*Cal Dive International, Inc. ...................................        256,192           573,870
     Cimarex Energy Co. .............................................         14,835           949,440
    *Complete Production Services, Inc. .............................        233,480         7,658,144
   #*Comstock Resources, Inc. .......................................        187,394         3,418,067
    *CREDO Petroleum Corp. ..........................................            900             8,685
   #*Crimson Exploration, Inc. ......................................         79,883           238,051
     Crosstex Energy, Inc. ..........................................        155,249         2,022,894
    *CVR Energy, Inc. ...............................................        314,600         7,789,496
   #*Dawson Geophysical Co. .........................................         41,858         1,209,696
     Delek US Holdings, Inc. ........................................        148,466         2,149,788
    *Denbury Resources, Inc. ........................................         74,090         1,163,213
     DHT Holdings, Inc. .............................................         76,312           122,099
    *Double Eagle Petroleum Co. .....................................         58,254           517,296
   #*Endeavour International Corp. ..................................         19,913           184,793
    *Energy Partners, Ltd. ..........................................        149,039         2,137,219
    *ENGlobal Corp. .................................................         13,721            35,812
   #*Exterran Holdings, Inc. ........................................        276,182         2,623,729
   #*Geokinetics, Inc. ..............................................         17,612            57,591
   #*GeoMet, Inc. ...................................................          5,594             5,930
   #*GeoResources, Inc. .............................................         22,317           592,293
   #*Global Industries, Ltd. ........................................        446,932         3,553,109
   #*GMX Resources, Inc. ............................................        277,843           694,608
   #*Green Plains Renewable Energy, Inc. ............................         95,348           997,340
     Gulf Island Fabrication, Inc. ..................................         71,228         1,983,700
    *Gulfmark Offshore, Inc. Class A ................................        116,629         4,850,600
   #*Harvest Natural Resources, Inc. ................................        177,631         1,895,323
   #*Helix Energy Solutions Group, Inc. .............................        637,560        11,514,334
   #*Hercules Offshore, Inc. ........................................        557,729         2,113,793
    *HKN, Inc. ......................................................         62,372           134,724
     HollyFrontier Corp. ............................................        210,196         6,450,915
   #*Hornbeck Offshore Services, Inc. ...............................        151,333         4,969,776
    *Key Energy Services, Inc. ......................................        238,392         3,082,409
   #*Lucas Energy, Inc. .............................................         15,152            25,910
    *Matrix Service Co. .............................................         14,674           155,838
   #*Mexco Energy Corp. .............................................          7,515            51,327
    *Mitcham Industries, Inc. .......................................         63,118           920,260
    *Natural Gas Services Group, Inc. ...............................         68,721           945,601
    *Newpark Resources, Inc. ........................................        477,155         4,260,994
     Overseas Shipholding Group, Inc. ...............................        106,049         1,323,492
   #*Parker Drilling Co. ............................................        564,381         3,121,027
   #*Patriot Coal Corp. .............................................        167,254         2,100,710
     Patterson-UTI Energy, Inc. .....................................        473,266         9,616,765
     Penn Virginia Corp. ............................................        180,382         1,098,526

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
   #*Petroleum Development Corp. ....................................        123,466   $     3,223,697
    *PHI, Inc. Non-Voting ...........................................         96,242         2,124,061
    *PHI, Inc. Voting ...............................................            542            11,423
   #*Pioneer Drilling Co. ...........................................        275,482         2,724,517
     Pioneer Natural Resources Co. ..................................         40,680         3,413,052
    *Plains Exploration & Production Co. ............................        372,716        11,740,554
    *REX American Resources Corp. ...................................        107,486         1,960,545
   #*Rex Energy Corp. ...............................................         80,200         1,241,496
   #*Rosetta Resources, Inc. ........................................         89,581         3,972,022
   #*Rowan Cos., Inc. ...............................................        322,685        11,129,406
     SEACOR Holdings, Inc. ..........................................         69,842         5,947,046
    *SemGroup Corp. Class A .........................................         23,770           665,085
     SM Energy Co. ..................................................         17,942         1,487,571
    #Sunoco, Inc. ...................................................        258,741         9,632,927
    *Swift Energy Co. ...............................................        167,159         5,118,409
     Teekay Corp. ...................................................        206,271         5,313,541
   #*Tesoro Corp. ...................................................        419,582        10,883,957
    *Tetra Technologies, Inc. .......................................        116,351         1,105,334
    *TGC Industries, Inc. ...........................................          8,672            48,390
    #Tidewater, Inc. ................................................        146,594         7,216,823
   #*Triangle Petroleum Corp. .......................................          2,779            15,674
    *Union Drilling, Inc. ...........................................         81,524           610,615
    *Unit Corp. .....................................................        103,566         5,080,948
   #*USEC, Inc. .....................................................        606,905         1,274,500
    *VAALCO Energy, Inc. ............................................         12,883            87,733
   #*Warren Resources, Inc. .........................................         28,252            88,429
   #*Western Refining, Inc. .........................................        393,196         6,283,272
   #*Whiting Petroleum Corp. ........................................        101,998         4,748,007
    *Willbros Group, Inc. ...........................................        220,973         1,124,753
                                                                                       ---------------
Total Energy ........................................................                      234,562,243
                                                                                       ---------------
Financials -- (20.1%)

    *1st Constitution Bancorp .......................................            713             4,870
     1st Source Corp. ...............................................        215,065         5,170,163
    *1st United Bancorp, Inc. .......................................         16,282            84,341
    *21st Century Holding Co. .......................................         55,257           134,827
    *Access National Corp. ..........................................          6,367            52,209
     Advance America Cash Advance Centers, Inc. .....................        137,799         1,161,646
    *Affirmative Insurance Holdings, Inc. ...........................         41,536            58,981
    *Allegheny Corp. ................................................         14,310         4,540,849
     Alliance Bancorp, Inc. of Pennsylvania .........................          2,169            21,083
    #Alliance Financial Corp. .......................................         11,481           353,500
     Allied World Assurance Co. Holdings AG .........................        155,508         9,035,015
     Alterra Capital Holdings, Ltd. .................................        169,107         3,666,240
     Ameriana Bancorp ...............................................            945             3,506
    *American Capital, Ltd. .........................................      1,164,025         9,044,474
    #American Equity Investment Life Holding Co. ....................        331,629         3,594,858
     American Financial Group, Inc. .................................        370,385        13,270,895
    *American Independence Corp. ....................................         23,061           108,271
     American National Bankshares, Inc. .............................         14,790           276,869
     American National Insurance Co. ................................         42,285         3,021,686
    *American River Bankshares ......................................          7,628            37,987
    *American Safety Insurance Holdings, Ltd. .......................         58,379         1,191,515
   #*Ameris Bancorp .................................................         61,216           615,221
    *AMERISAFE, Inc. ................................................         87,870         1,893,598
    *AmeriServe Financial, Inc. .....................................        182,092           355,079
    *Arch Capital Group, Ltd. .......................................         84,144         3,026,660
     Argo Group International Holdings, Ltd. ........................        146,889         4,434,579
     Aspen Insurance Holdings, Ltd. .................................        254,728         6,747,745
   #*Asset Acceptance Capital Corp. .................................         49,290           147,870
     Associated Banc-Corp ...........................................        291,890         3,254,573

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    #Assurant, Inc. .................................................        361,018   $    13,913,634
     Assured Guaranty, Ltd. .........................................        443,343         5,648,190
     Asta Funding, Inc. .............................................         54,756           441,333
     Astoria Financial Corp. ........................................        224,911         1,866,761
     Atlantic American Corp. ........................................          6,923            12,669
    *Atlantic Coast Financial Corp. .................................          3,926             5,496
     Auburn National Bancorporation, Inc. ...........................            152             2,940
    *Avatar Holdings, Inc. ..........................................         59,260           562,970
     Axis Capital Holdings, Ltd. ....................................        217,596         6,821,635
     Baldwin & Lyons, Inc. Class A ..................................            276             6,591
    #Baldwin & Lyons, Inc. Class B ..................................         58,778         1,353,657
    #BancFirst Corp. ................................................            100             3,870
     Bancorp of New Jersey, Inc. ....................................            541             4,891
     Bancorp Rhode Island, Inc. .....................................         12,407           540,945
    *Bancorp, Inc. ..................................................         64,557           519,038
    #BancorpSouth, Inc. .............................................          1,963            19,178
   #*BancTrust Financial Group, Inc. ................................         42,238            68,848
    #Bank Mutual Corp. ..............................................        215,224           716,696
     Bank of Kentucky Financial Corp. ...............................          8,736           188,698
     BankFinancial Corp. ............................................        126,283         1,010,264
     Banner Corp. ...................................................         20,008           351,541
     Bar Harbor Bankshares ..........................................         13,518           385,398
     BCB Bancorp, Inc. ..............................................          9,368            91,338
    *BCSB Bancorp, Inc. .............................................            891            10,336
     Beacon Federal Bancorp, Inc. ...................................          1,771            24,794
   #*Beneficial Mutual Bancorp, Inc. ................................          7,187            59,005
    *Berkshire Bancorp, Inc. ........................................          2,534            16,775
     Berkshire Hills Bancorp, Inc. ..................................        132,792         2,658,496
    *BofI Holding, Inc. .............................................         52,429           802,164
     Boston Private Financial Holdings, Inc. ........................        246,430         1,867,939
    *Bridge Capital Holdings ........................................         12,594           138,912
     Brookline Bancorp, Inc. ........................................        166,259         1,389,925
     Bryn Mawr Bank Corp. ...........................................          5,030            92,351
     C&F Financial Corp. ............................................            151             3,518
     California First National Bancorp ..............................         17,918           298,693
    *Camco Financial Corp. ..........................................         16,833            20,200
    #Camden National Corp. ..........................................         24,598           730,069
   #*Cape Bancorp, Inc. .............................................          1,782            13,543
    #Capital City Bank Group, Inc. ..................................         29,600           301,624
     Capital Southwest Corp. ........................................         24,997         2,199,986
     CapitalSource, Inc. ............................................        400,314         2,545,997
     Capitol Federal Financial, Inc. ................................         78,571           871,352
     Cardinal Financial Corp. .......................................        116,685         1,253,197
    *Carolina Bank Holdings, Inc. ...................................            100               264
     Carrollton Bancorp .............................................            100               276
     Cash America International, Inc. ...............................             82             4,490
    #Cathay General Bancorp .........................................        281,371         3,936,380
    #Center Bancorp, Inc. ...........................................         40,968           380,183
    *Center Financial Corp. .........................................        110,037           722,943
     Centerstate Banks, Inc. ........................................         10,607            60,248
     Central Bancorp, Inc. ..........................................          5,705           105,029
     Century Bancorp, Inc. Class A ..................................          2,202            59,608
     CFS Bancorp, Inc. ..............................................        116,086           566,500
    #Chemical Financial Corp. .......................................         84,458         1,700,140
    *Chicopee Bancorp, Inc. .........................................          8,359           116,274
     Cincinnati Financial Corp. .....................................         84,100         2,433,854
    *Citizens Community Bancorp, Inc. ...............................         29,400           150,528
     Citizens Holding Co. ...........................................          1,122            20,056
     Citizens South Banking Corp. ...................................         21,973            90,089
   #*Citizens, Inc. .................................................        169,191         1,326,457
    #City Holding Co. ...............................................          2,632            86,488

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    #CNB Financial Corp. ............................................            667   $         9,551
    *CNO Financial Group, Inc. ......................................      1,322,576         8,266,100
     CoBiz Financial, Inc. ..........................................        125,843           666,968
     Codorus Valley Bancorp, Inc. ...................................          4,586            41,045
    *Colonial Financial Services, Inc. ..............................         14,655           179,890
    *Colony Bankcorp, Inc. ..........................................          4,653            10,795
     Columbia Banking System, Inc. ..................................         49,165           937,577
     Comerica, Inc. .................................................         40,887         1,044,663
     Commercial National Financial Corp. ............................            395             8,489
    #Community Bank System, Inc. ....................................         97,526         2,492,765
    *Community Capital Corp. ........................................          3,518             9,499
    #Community Trust Bancorp, Inc. ..................................          3,387            95,954
    *Community West Bancshares ......................................         16,252            39,005
   #*CompuCredit Holdings Corp. .....................................         90,249           281,577
    *Consolidated-Tokoma Land Co. ...................................            248             7,428
    *Consumer Portfolio Services, Inc. ..............................         75,313            73,430
   #*Cowen Group, Inc. ..............................................        191,847           521,824
    *Crescent Financial Corp. .......................................         47,032           198,945
    #*Dearborn Bancorp, Inc. ........................................         34,487            22,244
    #Delphi Financial Group, Inc. Class A ...........................        145,622         3,856,071
     Dime Community Bancshares, Inc. ................................          5,498            65,536
     Donegal Group, Inc. Class A ....................................         74,158           928,458
     Donegal Group, Inc. Class B ....................................          6,424           107,409
    *E*Trade Financial Corp. ........................................        422,505         4,584,179
     Eagle Bancorp Montana, Inc. ....................................            101             1,037
     Eastern Insurance Holdings, Inc. ...............................         54,171           717,224
     Eastern Virginia Bankshares, Inc. ..............................          7,095            13,480
     ECB Bancorp, Inc. ..............................................          1,816            20,267
     Edelman Financial Group, Inc. ..................................        145,507         1,009,819
     EMC Insurance Group, Inc. ......................................        142,765         2,775,352
    #Employers Holdings, Inc. .......................................         42,224           684,873
    *Encore Bancshares, Inc. ........................................         31,363           368,829
   #*Encore Capital Group, Inc. .....................................         82,441         2,233,327
     Endurance Specialty Holdings, Ltd. .............................        194,620         7,239,864
    *Enterprise Bancorp, Inc. .......................................          8,081           116,366
    #Enterprise Financial Services Corp. ............................         32,536           502,030
    #ESB Financial Corp. ............................................         19,828           274,618
    #ESSA Bancorp, Inc. .............................................         68,448           755,666
    #Evans Bancorp, Inc. ............................................          8,434           101,798
     Everest Re Group, Ltd. .........................................         64,643         5,812,699
    #F.N.B. Corp. ...................................................        205,426         2,072,748
    *Farmers Capital Bank Corp. .....................................          3,376            13,842
    #FBL Financial Group, Inc. Class A ..............................        124,125         4,052,681
     Federal Agricultural Mortgage Corp. Class A ....................          2,471            33,260
     Federal Agricultural Mortgage Corp. Class C ....................         41,890           845,340
     Fidelity Bancorp, Inc. .........................................          3,280            27,158
     Fidelity National Financial, Inc. Class A ......................        336,949         5,202,493
     Fidelity Southern Corp. ........................................         29,460           194,436
     Financial Institutions, Inc. ...................................         21,304           348,960
    *First Acceptance Corp. .........................................        101,596           136,139
     First Advantage Bancorp ........................................          5,371            67,513
     First American Financial Corp. .................................        220,429         2,645,148
    #First Bancorp ..................................................         67,295           853,301
   #*First Bancorp, Inc. ............................................         18,788           270,359
    *First Bancshares, Inc. .........................................          2,300            11,834
     First Bancshares, Inc. (The) ...................................            171             1,368
    #First Busey Corp. ..............................................         88,566           451,687
     First Business Financial Services, Inc. ........................          2,294            36,888
    *First California Financial Group, Inc. .........................         15,015            49,099
     First Citizens BancShares, Inc. Class A ........................         20,763         3,385,407
     First Commonwealth Financial Corp. .............................        338,488         1,560,430

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     First Community Bancshares, Inc. ...............................         38,111   $       457,713
   #*First Defiance Financial Corp. .................................         34,556           491,041
   #*First Federal Bancshares of Arkansas, Inc. .....................         11,074            62,125
    *First Federal of Northern Michigan Bancorp, Inc. ...............          7,296            25,901
    #First Financial Corp. ..........................................         59,472         1,954,250
     First Financial Holdings, Inc. .................................         81,497           607,153
    *First Financial Northwest, Inc. ................................        111,813           619,444
    #First Interstate Bancsystem, Inc. ..............................          6,559            82,906
     First M&F Corp. ................................................         11,390            35,992
   #*First Marblehead Corp. (The) ...................................        207,947           199,629
     First Merchants Corp. ..........................................        154,096         1,242,014
     First Midwest Bancorp, Inc. ....................................        205,534         1,851,861
     First Niagara Financial Group, Inc. ............................        447,047         4,108,362
     First Pactrust Bancorp, Inc. ...................................         26,188           329,445
    *First Place Financial Corp. ....................................        158,429           133,144
   #*First Security Group, Inc. .....................................          1,411             4,233
   #*First South Bancorp, Inc. ......................................            167               668
    #First United Corp. .............................................          6,083            22,629
     First West Virginia Bancorp, Inc. ..............................            811            12,120
     Firstbank Corp. ................................................         16,186            81,577
    *FirstCity Financial Corp. ......................................         56,481           359,784
    #FirstMerit Corp. ...............................................        235,464         3,298,851
     Flagstone Reinsurance Holdings SA ..............................        304,415         2,584,483
    #Flushing Financial Corp. .......................................         99,318         1,217,639
   #*Forest City Enterprises, Inc. Class A ..........................        133,919         1,832,012
   #*Forestar Group, Inc. ...........................................          2,600            33,800
     Fox Chase Bancorp, Inc. ........................................         16,160           204,586
    #Fulton Financial Corp. .........................................         27,660           261,110
    *Genworth Financial, Inc. Class A ...............................        525,160         3,350,521
    #German American Bancorp, Inc. ..................................         61,640         1,070,687
     GFI Group, Inc. ................................................            289             1,248
    *Gleacher & Co., Inc. ...........................................          5,865             7,507
    *Global Indemnity P.L.C. ........................................         57,144         1,153,737
    #Great Southern Bancorp, Inc. ...................................         22,736           452,219
    *Greene Bancshares, Inc. ........................................         46,641            64,365
    *Greenlight Capital Re, Ltd. Class A ............................            100             2,253
    *Guaranty Bancorp ...............................................        264,813           352,201
    *Guaranty Federal Bancshares, Inc. ..............................         14,051            80,231
    *Hallmark Financial Services, Inc. ..............................        107,374           833,222
     Hampden Bancorp, Inc. ..........................................         14,730           184,862
    #Hancock Holding Co. ............................................         72,017         2,182,115
     Hanover Insurance Group, Inc. (The) ............................        123,523         4,713,638
    #Harleysville Group, Inc. .......................................        204,374        12,009,016
    *Harleysville Savings Financial Corp. ...........................          1,426            20,891
   #*Harris & Harris Group, Inc. ....................................        135,612           532,955
     Hawthorn Bancshares, Inc. ......................................          7,992            46,833
     HCC Insurance Holdings, Inc. ...................................         48,157         1,281,458
     Heartland Financial USA, Inc. ..................................          6,307            98,578
   #*Heritage Commerce Corp. ........................................         57,544           277,938
     Heritage Financial Corp. .......................................         12,222           154,119
     Heritage Financial Group, Inc. .................................          1,394            14,735
     HF Financial Corp. .............................................         12,333           114,450
    *Hilltop Holdings, Inc. .........................................        226,358         1,783,701
    *Hingham Institution for Savings ................................            841            40,334
   #*HMN Financial, Inc. ............................................         24,144            44,908
    *Home Bancorp, Inc. .............................................          6,423            94,418
     Home Bancshares, Inc. ..........................................            133             3,119
     Home Federal Bancorp, Inc. .....................................         83,022           834,371
     Homeowners Choice, Inc. ........................................          4,555            36,076
     HopFed Bancorp, Inc. ...........................................         28,833           173,863
     Horace Mann Educators Corp. ....................................        251,498         3,382,648

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Horizon Bancorp ................................................          1,686   $        42,774
     Hudson Valley Holding Corp. ....................................          1,183            25,695
    #IBERIABANK Corp. ...............................................         42,244         2,184,860
   #*ICG Group, Inc. ................................................        314,642         3,394,987
     Independence Holding Co. .......................................         45,586           377,908
    #Independent Bank Corp. (453836108) .............................         60,023         1,555,796
   #*Independent Bank Corp. (453838609) .............................         40,958            70,448
     Indiana Community Bancorp ......................................         12,959           196,588
     Infinity Property & Casualty Corp. .............................        101,955         5,909,312
     Interactive Brokers Group, Inc. Class A ........................         52,600           808,988
     International Bancshares Corp. .................................        110,618         2,004,398
    *Intervest Bancshares Corp. .....................................         16,098            44,913
   #*INTL FCStone, Inc. .............................................          9,982           241,964
    *Investment Technology Group, Inc. ..............................        127,851         1,458,780
    *Investors Title Co. ............................................          7,764           280,824
    *Jacksonville Bancorp, Inc. .....................................          1,456             6,203
    *Jefferson Bancshares, Inc. .....................................          4,587            13,302
    #JMP Group, Inc. ................................................         35,337           262,201
     Kaiser Federal Financial Group, Inc. ...........................          2,146            25,237
     Kemper Corp. ...................................................        263,335         7,081,078
     Kentucky First Federal Bancorp .................................            382             2,357
     Lake Shore Bancorp, Inc. .......................................            968             9,302
     Lakeland Bancorp, Inc. .........................................        113,306         1,052,613
     Lakeland Financial Corp. .......................................         13,016           310,952
     Landmark Bancorp, Inc. .........................................          1,955            30,781
    #Legg Mason, Inc. ...............................................        221,017         6,077,968
    #LNB Bancorp, Inc. ..............................................         50,800           228,092
    *Louisiana Bancorp, Inc. ........................................          4,919            79,393
    *LSB Financial Corp. ............................................            751            10,890
   #*Macatawa Bank Corp. ............................................        127,268           339,806
    *Magyar Bancorp, Inc. ...........................................          6,751            19,915
     Maiden Holdings, Ltd. ..........................................         80,885           659,213
    #MainSource Financial Group, Inc. ...............................        121,730         1,141,827
     Malvern Federal Bancorp, Inc. ..................................            125               747
    *Marlin Business Services Corp. .................................         60,611           714,604
     Mayflower Bancorp, Inc. ........................................            475             3,919
     MB Financial, Inc. .............................................        150,557         2,494,729
   #*MBIA, Inc. .....................................................        647,067         5,694,190
   #*MBT Financial Corp. ............................................         53,266            68,180
    #MCG Capital Corp. ..............................................        420,652         1,951,825
     Meadowbrook Insurance Group, Inc. ..............................        304,341         3,152,973
     Medallion Financial Corp. ......................................         94,857         1,128,798
   #*Mercantile Bancorp, Inc. .......................................          5,955             2,978
   #*Mercantile Bank Corp. ..........................................         20,873           190,570
     Merchants Bancshares, Inc. .....................................         12,577           358,067
   #*Meridian Interstate Bancorp, Inc. ..............................         11,061           144,125
     Meta Financial Group, Inc. .....................................         10,537           159,636
    *Metro Bancorp, Inc. ............................................         66,639           551,105
    *MetroCorp Bancshares, Inc. .....................................         14,362            90,193
  .#*MF Global Holdings, Ltd. .......................................        501,125           300,675
    *MGIC Investment Corp. ..........................................        189,169           503,190
     MicroFinancial, Inc. ...........................................         47,656           269,256
     Mid Penn Bancorp, Inc. .........................................            262             1,965
    #MidSouth Bancorp, Inc. .........................................         38,730           531,763
     MidWestOne Financial Group, Inc. ...............................         16,967           242,628
     Montpelier Re Holdings, Ltd. ...................................        304,675         5,331,812
     MSB Financial Corp. ............................................          3,000            14,235
     MutualFirst Financial, Inc. ....................................         17,676           132,040
   #*Nara Bancorp, Inc. .............................................         97,602           827,665
    *NASDAQ OMX Group, Inc. (The) ...................................        388,777         9,738,864
   #*National Financial Partners Corp. ..............................        147,811         2,020,576

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     National Penn Bancshares, Inc. .................................        213,785   $     1,667,523
     National Security Group, Inc. ..................................            193             2,041
     National Western Life Insurance Co. Class A ....................          5,767           829,122
     Naugatuck Valley Financial Corp. ...............................          1,247             9,477
    *Navigators Group, Inc. (The) ...................................         79,136         3,610,184
     Nelnet, Inc. Class A ...........................................        109,310         2,347,979
    *New Century Bancorp, Inc. ......................................          6,103            17,027
     New England Bancshares, Inc. ...................................            902             9,029
     New Hampshire Thrift Bancshares, Inc. ..........................         16,158           183,716
    *NewBridge Bancorp ..............................................         51,416           205,664
    *Newport Bancorp, Inc. ..........................................          1,200            14,892
   #*NewStar Financial, Inc. ........................................        217,464         2,331,214
     Nicholas Financial, Inc. .......................................          3,403            38,658
     North Central Bancshares, Inc. .................................          3,500            59,115
    *North Valley Bancorp ...........................................          2,889            29,179
     Northeast Bancorp ..............................................            522             6,656
     Northeast Community Bancorp, Inc. ..............................         50,944           294,456
     Northfield Bancorp, Inc. .......................................          1,045            14,431
     Northrim Bancorp, Inc. .........................................         24,258           459,689
     Northwest Bancshares, Inc. .....................................          9,785           122,019
     Norwood Financial Corp. ........................................          2,332            54,336
     Ocean Shore Holding Co. ........................................          2,593            27,201
     OceanFirst Financial Corp. .....................................         21,022           274,127
    *Ocwen Financial Corp. ..........................................        120,604         1,748,758
     Ohio Valley Banc Corp. .........................................          1,131            19,623
    #Old National Bancorp ...........................................         80,804           934,902
    #Old Republic International Corp. ...............................        705,890         6,240,068
   #*Old Second Bancorp, Inc. .......................................         56,217            73,082
    *OmniAmerican Bancorp, Inc. .....................................          4,309            63,558
     OneBeacon Insurance Group, Ltd. Class A ........................         71,385         1,086,480
     Oppenheimer Holdings, Inc. Class A .............................          2,046            35,948
     Oriental Financial Group, Inc. .................................        109,327         1,157,773
     Pacific Continental Corp. ......................................         26,392           228,819
    *Pacific Mercantile Bancorp .....................................         59,504           180,892
    *Pacific Premier Bancorp, Inc. ..................................         15,952           104,007
    *Park Bancorp, Inc. .............................................            200               501
    *Park Sterling Corp. ............................................          1,704             6,560
     Parkvale Financial Corp. .......................................         14,508           312,212
    *PartnerRe, Ltd. ................................................         96,355         5,995,208
    *Patriot National Bancorp .......................................          8,731            16,152
    *Peapack-Gladstone Financial Corp. ..............................         21,165           214,190
   #*Penson Worldwide, Inc. .........................................         89,591           110,197
     Peoples Bancorp of North Carolina ..............................          4,643            25,862
     Peoples Bancorp, Inc. ..........................................         55,939           740,073
     People's United Financial, Inc. ................................        397,059         5,062,502
   #*PHH Corp. ......................................................        332,094         6,127,134
   #*Phoenix Cos., Inc. (The) .......................................        553,920           825,341
    *PICO Holdings, Inc. ............................................         86,037         1,965,085
   #*Pinnacle Financial Partners, Inc. ..............................        172,620         2,591,026
    *Piper Jaffray Cos., Inc. .......................................         72,195         1,498,768
     Platinum Underwriters Holdings, Ltd. ...........................        187,108         6,479,550
  .#*PMI Group, Inc. (The) ..........................................        276,841            86,374
    *Popular, Inc. ..................................................      1,556,805         2,895,657
    #Porter Bancorp, Inc. ...........................................          4,952            12,677
    *Preferred Bank .................................................          6,142            49,443
    *Premier Financial Bancorp, Inc. ................................         17,459            82,581
     Presidential Life Corp. ........................................        193,604         1,920,552
   #*Princeton National Bancorp, Inc. ...............................          1,998             4,496
     PrivateBancorp, Inc. ...........................................          1,500            16,350
     ProAssurance Corp. .............................................         51,600         3,949,980
     Protective Life Corp. ..........................................        263,755         4,905,843

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Provident Financial Holdings, Inc. .............................         12,601   $       115,551
     Provident Financial Services, Inc. .............................        221,833         2,872,737
     Provident New York Bancorp .....................................        197,664         1,373,765
     Prudential Bancorp, Inc. of Pennsylvania .......................            166               832
     Pulaski Financial Corp. ........................................         44,928           307,308
     QC Holdings, Inc. ..............................................        104,573           340,908
     QCR Holdings, Inc. .............................................          2,083            18,539
    #Radian Group, Inc. .............................................        256,640           603,104
     Reinsurance Group of America, Inc. .............................        235,808        12,316,252
    #Renasant Corp. .................................................        132,833         1,915,452
     Republic Bancorp, Inc. Class A .................................          3,603            73,285
    *Republic First Bancorp, Inc. ...................................          4,394             7,162
     Resource America, Inc. Class A .................................         89,067           433,756
    *Riverview Bancorp, Inc. ........................................         33,968            78,806
    #RLI Corp. ......................................................         41,764         2,937,680
     Rockville Financial, Inc. ......................................          9,054            90,993
     Roma Financial Corp. ...........................................            103               996
    *Royal Bancshares of Pennsylvania, Inc. Class A .................          2,632             2,421
    *Rurban Financial Corp. .........................................          1,320             4,092
     S&T Bancorp, Inc. ..............................................         84,760         1,582,469
   #*Safeguard Scientifics, Inc. ....................................         54,523           921,984
     Safety Insurance Group, Inc. ...................................         76,873         3,276,327
     Salisbury Bancorp, Inc. ........................................            490            11,270
     Sandy Spring Bancorp, Inc. .....................................        102,284         1,739,851
    *Savannah Bancorp, Inc. (The) ...................................         15,156            84,874
     SCBT Financial Corp. ...........................................         17,588           519,374
     SeaBright Holdings, Inc. .......................................        114,670           823,331
    *Seacoast Banking Corp. of Florida ..............................         15,460            23,035
     Selective Insurance Group, Inc. ................................        261,594         4,193,352
     Shore Bancshares, Inc. .........................................          8,056            41,408
     SI Financial Group, Inc. .......................................         18,503           163,752
     Sierra Bancorp .................................................            882             9,649
    #Simmons First National Corp. Class A ...........................        119,096         3,091,732
     Somerset Hills Bancorp .........................................         18,699           143,234
    *Southcoast Financial Corp. .....................................         14,454            23,994
   #*Southern Community Financial Corp. .............................        120,522           127,151
    *Southern Connecticut Bancorp, Inc. .............................            800             1,864
    *Southern First Bancshares, Inc. ................................         12,284            96,061
     Southern Missouri Bancorp, Inc. ................................            931            20,854
    *Southern National Bancorp of Virginia, Inc. ....................          1,185             7,240
     Southside Bancshares, Inc. .....................................          3,255            66,955
   #*Southwest Bancorp, Inc. ........................................         93,702           440,399
     Southwest Georgia Financial Corp. ..............................            731             5,464
    #StanCorp Financial Group, Inc. .................................         32,800         1,113,232
     State Auto Financial Corp. .....................................        167,503         2,226,115
     State Bancorp, Inc. ............................................          6,303            74,564
     StellarOne Corp. ...............................................        111,294         1,334,415
     Sterling Bancorp ...............................................          3,227            26,623
    #Stewart Information Services Corp. .............................         47,396           475,856
    *Stratus Properties, Inc. .......................................         42,734           317,514
   #*Sun Bancorp, Inc. ..............................................         91,336           271,268
     Susquehanna Bancshares, Inc. ...................................        662,868         4,812,422
    *Sussex Bancorp .................................................          5,512            28,993
    #SWS Group, Inc. ................................................         82,234           453,109
     Symetra Financial Corp. ........................................         52,856           489,975
    #Synovus Financial Corp. ........................................        411,567           617,350
   #*Taylor Capital Group, Inc. .....................................         40,101           372,538
     Teche Holding Co. ..............................................          3,671           116,371
   #*Tennessee Commerce Bancorp, Inc. ...............................          9,817             1,278
    #Territorial Bancorp, Inc. ......................................          1,960            38,514
   #*Texas Capital Bancshares, Inc. .................................            987            27,636

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     TF Financial Corp. .............................................          7,361   $       142,803
    *Thomas Properties Group, Inc. ..................................        156,587           396,165
    *Tidelands Bancshares, Inc. .....................................          2,250               394
   #*Timberland Bancorp, Inc. .......................................         59,792           260,693
     Tompkins Financial Corp. .......................................            806            31,781
     Tower Bancorp, Inc. ............................................          9,211           236,907
    *Tower Financial Corp. ..........................................          4,978            39,227
    #Tower Group, Inc. ..............................................         12,184           289,126
    #TowneBank ......................................................         41,173           513,016
     Transatlantic Holdings, Inc. ...................................        153,263         7,975,807
    *Tree.com, Inc. .................................................         31,489           170,041
    #TriCo Bancshares ...............................................         13,042           193,413
    #Trustco Bank Corp. .............................................            299             1,483
    #Trustmark Corp. ................................................         86,882         1,923,567
    #Umpqua Holdings Corp. ..........................................        495,558         5,674,139
     Unico American Corp. ...........................................         35,600           420,792
     Union First Market Bankshares Corp. ............................        106,803         1,369,214
    *United Bancshares, Inc. ........................................            190             1,524
    #United Bankshares, Inc. ........................................         42,148         1,000,594
    *United Community Bancorp .......................................          1,325             7,592
   #*United Community Banks, Inc. ...................................         39,087           288,853
    *United Community Financial Corp. ...............................        257,483           306,405
     United Financial Bancorp, Inc. .................................         98,147         1,584,093
     United Fire & Casualty Co. .....................................        103,383         1,944,634
    *United Security Bancshares .....................................          1,366             3,810
    *Unity Bancorp, Inc. ............................................         22,377           143,213
    #Universal Insurance Holdings, Inc. .............................         20,735            87,502
     Univest Corp. of Pennsylvania ..................................          8,835           134,380
     Validus Holdings, Ltd. .........................................        254,455         6,961,889
     ViewPoint Financial Group ......................................         16,497           212,316
   #*Virginia Commerce Bancorp, Inc. ................................         88,753           564,469
     VIST Financial Corp. ...........................................         10,990            74,732
     VSB Bancorp, Inc. ..............................................          1,342            13,420
     Washington Banking Co. .........................................          9,705           114,713
     Washington Federal, Inc. .......................................         24,347           332,337
    #Washington Trust Bancorp, Inc. .................................          6,100           143,228
    *Waterstone Financial, Inc. .....................................          5,158            13,359
     Wayne Savings Bancshares, Inc. .................................          1,300            10,822
     Webster Financial Corp. ........................................        245,958         4,830,615
    #WesBanco, Inc. .................................................        189,244         3,758,386
     West Bancorporation, Inc. ......................................         91,831           903,617
    *West Coast Bancorp .............................................         14,265           212,976
    *Western Alliance Bancorp .......................................         99,513           646,834
     Westfield Financial, Inc. ......................................        120,870           859,386
     White Mountains Insurance Group, Ltd. ..........................         25,592        10,748,640
     White River Capital, Inc. ......................................          2,142            41,212
    *Wilshire Bancorp, Inc. .........................................         58,979           201,708
    #Wintrust Financial Corp. .......................................         79,336         2,291,224
    *WSB Holdings, Inc. .............................................          4,188             9,570
    *WSFS Financial Corp. ...........................................            675            26,831
     WVS Financial Corp. ............................................          1,304            12,062
    *Yadkin Valley Financial Corp. ..................................         40,936            86,784
    #Zions Bancorporation ...........................................        153,993         2,673,318
    *ZipRealty, Inc. ................................................         93,756           177,199
                                                                                       ---------------
Total Financials ....................................................                      521,465,288
                                                                                       ---------------
Health Care -- (5.7%)
   #*Accuray, Inc. ..................................................         25,060           100,240
    *Addus HomeCare Corp. ...........................................          4,470            17,209
   #*ADVENTRX Pharmaceuticals, Inc. .................................         87,937            97,610
    *Affymax, Inc. ..................................................          2,188            11,640

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Affymetrix, Inc. ...............................................        255,146   $     1,426,266
   #*Air Methods Corp. ..............................................          5,031           406,605
   #*Albany Molecular Research, Inc. ................................        197,587           634,254
    *Alere, Inc. ....................................................        179,552         4,679,125
    *Allied Healthcare Products, Inc. ...............................         26,236            93,925
    *Almost Family, Inc. ............................................          3,710            69,154
   #*Alphatec Holdings, Inc. ........................................         91,470           189,343
   #*AMAG Pharmaceuticals, Inc. .....................................            954            13,461
   #*Amedisys, Inc. .................................................        114,606         1,504,777
   #*American Dental Partners, Inc. .................................         82,003           865,952
    *American Shared Hospital Services ..............................          8,624            22,422
    *AMN Healthcare Services, Inc. ..................................         70,320           333,317
   #*Amsurg Corp. ...................................................         51,534         1,305,356
   #*AngioDynamics, Inc. ............................................        157,817         2,431,960
    *Anika Therapeutics, Inc. .......................................         69,147           421,797
     Arrhythmia Research Technology, Inc. ...........................          1,132             3,962
     Assisted Living Concepts, Inc. .................................        111,540         1,584,983
    *Astex Pharmaceuticals, Inc. ....................................         65,090           125,624
    *BioClinica, Inc. ...............................................          2,666            11,917
   #*BioScrip, Inc. .................................................        125,578           816,257
    *Caliper Life Sciences, Inc. ....................................        172,418         1,806,941
    *Cambrex Corp. ..................................................        172,543           950,712
    #Cantel Medical Corp. ...........................................         76,095         2,100,222
   #*Capital Senior Living Corp. ....................................        223,467         1,745,277
    *CardioNet, Inc. ................................................        113,696           321,760
   #*Chindex International, Inc. ....................................            618             6,866
   #*Codexis, Inc. ..................................................         15,947            73,516
    *Community Health Systems, Inc. .................................        199,349         3,484,621
   #*CONMED Corp. ...................................................        180,721         4,747,541
     Cooper Cos., Inc. (The) ........................................         95,743         6,634,990
    *Coventry Health Care, Inc. .....................................        287,847         9,156,413
    *Cross Country Healthcare, Inc. .................................        192,354           961,770
    *CryoLife, Inc. .................................................         12,681            58,459
   #*Cumberland Pharmaceuticals, Inc. ...............................         57,291           329,996
   #*Cutera, Inc. ...................................................         75,322           537,799
   #*Cynosure, Inc. Class A .........................................         48,648           592,046
     Daxor Corp. ....................................................         10,080           103,622
    *Digirad Corp. ..................................................         48,270           115,848
    *Dynacq Healthcare, Inc. ........................................          7,262             7,770
    #Ensign Group, Inc. (The) .......................................          6,457           146,961
   #*Enzo Biochem, Inc. .............................................        101,271           289,635
   #*Enzon Pharmaceuticals, Inc. ....................................         29,498           216,810
   #*eResearch Technology, Inc. .....................................         48,880           249,777
   #*Exactech, Inc. .................................................          1,543            24,688
    *Five Star Quality Care, Inc. ...................................        128,543           332,926
   #*Furiex Pharmaceuticals, Inc. ...................................          4,664            66,229
    *Gentiva Health Services, Inc. ..................................        125,516           519,636
    *Greatbatch, Inc. ...............................................        128,397         2,867,105
   #*Hanger Orthopedic Group, Inc. ..................................         26,246           455,893
    *Harvard Bioscience, Inc. .......................................        148,250           676,020
   #*Healthspring, Inc. .............................................        331,372        17,874,206
   #*Healthways, Inc. ...............................................        135,218           968,161
   #*Hi-Tech Pharmacal Co., Inc. ....................................         13,154           467,230
    *Hologic, Inc. ..................................................        567,912         9,154,741
   #*ICU Medical, Inc. ..............................................          2,903           114,117
    *Idera Pharmaceuticals, Inc. ....................................        131,568           215,772
    *Infinity Pharmaceuticals, Inc. .................................            170             1,287
    *IntegraMed America, Inc. .......................................         87,904           704,111
    #Invacare Corp. .................................................        125,329         2,813,636
    *Iridex Corp. ...................................................         16,140            55,037
    *IRIS International, Inc. .......................................            764             6,922

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
     Kewaunee Scientific Corp. ......................................         10,051   $        91,112
   #*Kindred Healthcare, Inc. .......................................        187,402         2,183,233
   #*K-V Pharmaceutical Co. Class A .................................         41,654            46,236
   #*K-V Pharmaceutical Co. Class B .................................            566               792
   #*Lannet Co., Inc. ...............................................         90,385           369,675
    *LCA-Vision, Inc. ...............................................         84,364           272,496
     LeMaitre Vascular, Inc. ........................................         69,901           404,028
    *LHC Group, Inc. ................................................         10,324           161,984
   #*LifePoint Hospitals, Inc. ......................................        217,249         8,398,846
    *Magellan Health Services, Inc. .................................          6,936           356,996
   #*Maxygen, Inc. ..................................................        164,597           971,122
    *MedAssets, Inc. ................................................         18,685           199,182
    *MedCath Corp. ..................................................        116,120           836,064
   #*Medical Action Industries, Inc. ................................         90,268           473,004
   #*MediciNova, Inc. ...............................................          2,650             5,565
     MEDTOX Scientific, Inc. ........................................         30,821           451,219
    *Metropolitan Health Networks, Inc. .............................          1,062             6,924
    *Misonix, Inc. ..................................................         28,468            48,396
    *Molina Healthcare, Inc. ........................................        119,769         2,536,707
    *Myrexis, Inc. ..................................................         13,111            36,449
     National Healthcare Corp. ......................................          3,284           125,810
    *Natus Medical, Inc. ............................................        116,064           998,150
    #Omnicare, Inc. .................................................        309,025         9,215,126
   #*Omnicell, Inc. .................................................         12,577           188,026
    *Orthofix International N.V. ....................................             82             2,879
    *Palomar Medical Technologies, Inc. .............................         12,324           104,877
   #*Par Pharmaceutical Cos., Inc. ..................................         11,810           361,386
    *PDI, Inc. ......................................................         94,402           607,949
   #*PerkinElmer, Inc. ..............................................         12,206           252,298
    *PharMerica Corp. ...............................................        150,270         2,344,212
    *PhotoMedex, Inc. ...............................................            414             5,589
    *Progenics Pharmaceuticals, Inc. ................................          5,584            36,687
    *Repligen Corp. .................................................        103,938           356,507
    *Rochester Medical Corp. ........................................          3,699            29,592
    *RTI Biologics, Inc. ............................................        203,768           916,956
    *SciClone Pharmaceuticals, Inc. .................................            255             1,074
   #*Select Medical Holdings Corp. ..................................         33,306           289,762
   #*Skilled Healthcare Group, Inc. Class A .........................         83,118           314,186
    *Solta Medical, Inc. ............................................         30,532            66,865
    *Span-American Medical System, Inc. .............................         12,454           176,598
    *SRI/Surgical Express, Inc. .....................................         25,663           102,909
    *Strategic Diagnostics, Inc. ....................................         38,143            70,183
   #*Sucampo Pharmaceuticals, Inc. Class A ..........................         42,786           188,258
   #*Sun Healthcare Group, Inc. .....................................         66,056           173,067
    *SunLink Health Systems, Inc. ...................................         12,035            22,205
    *SurModics, Inc. ................................................          9,543           100,583
    *Symmetry Medical, Inc. .........................................        147,267         1,338,657
    *Synovis Life Technologies, Inc. ................................          3,134            56,287
     Teleflex, Inc. .................................................        100,291         6,003,419
    *Theragenics Corp. ..............................................        181,929           272,894
   #*TranS1, Inc. ...................................................         17,755            32,314
   #*Transcept Pharmaceuticals, Inc. ................................         57,081           497,746
    *Triple-S Management Corp. Class B ..............................         97,966         1,861,354
    *Universal American Corp. .......................................        390,226         4,487,599
     Utah Medical Products, Inc. ....................................          1,047            27,636
   #*Viropharma, Inc. ...............................................        381,204         7,715,569
   #*WellCare Health Plans, Inc. ....................................          1,285            62,978
    *Wright Medical Group, Inc. .....................................         80,705         1,387,319
     Young Innovations, Inc. ........................................         31,734           912,352
                                                                                       ---------------
Total Health Care ...................................................                      148,682,113
                                                                                       ---------------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (12.9%)
   #*A.T. Cross Co. Class A .........................................         71,426   $       868,540
     AAR Corp. ......................................................        212,835         4,241,802
    #Aceto Corp. ....................................................        186,980         1,185,453
   #*AECOM Technology Corp. .........................................        150,291         3,144,088
   #*Aegion Corp. ...................................................         44,214           653,925
   #*AeroCentury Corp. ..............................................          9,884            57,821
   #*Air Transport Services Group, Inc. .............................        225,519         1,249,375
     Aircastle, Ltd. ................................................        308,593         3,743,233
    #Alamo Group, Inc. ..............................................         66,795         1,593,061
    *Alaska Air Group, Inc. .........................................         13,809           918,713
     Albany International Corp. .....................................         59,269         1,338,887
    #Alexander & Baldwin, Inc. ......................................        215,659         8,952,005
   .*Allied Defense Group, Inc. .....................................         24,210            76,261
     Allied Motion Technologies, Inc. ...............................          1,030             5,418
   #*Amerco, Inc. ...................................................         90,030         6,816,171
    *American Railcar Industries, Inc. ..............................        107,451         2,370,369
   #*American Reprographics Co. .....................................        103,958           414,792
     American Woodmark Corp. ........................................         51,961           883,857
     Ampco-Pittsburgh Corp. .........................................         26,027           546,307
    *AMREP Corp. ....................................................          7,453            55,376
    #Apogee Enterprises, Inc. .......................................        153,531         1,676,559
     Applied Industrial Technologies, Inc. ..........................        149,953         5,041,420
    *Argan, Inc. ....................................................             98             1,333
     Arkansas Best Corp. ............................................        100,903         2,078,602
   #*Armstrong World Industries, Inc. ...............................        117,405         5,000,279
    *Arotech Corp. ..................................................         33,900            52,545
   #*Ascent Solar Technologies, Inc. ................................         45,072            36,508
    *Atlas Air Worldwide Holdings, Inc. .............................        106,470         4,101,224
    *Avalon Holding Corp. Class A ...................................         12,727            29,908
   #*Avis Budget Group, Inc. ........................................        549,560         7,748,796
     Barnes Group, Inc. .............................................         63,410         1,475,551
     Barrett Business Services, Inc. ................................         23,300           369,771
   #*BlueLinx Holdings, Inc. ........................................         75,449           119,209
     Brady Corp. Class A ............................................         63,268         1,943,593
    *Breeze-Eastern Corp. ...........................................          6,840            61,970
     Briggs & Stratton Corp. ........................................        146,137         2,133,600
    *Builders FirstSource, Inc. .....................................         46,233            75,360
   #*CAI International, Inc. ........................................         34,145           533,003
    #Cascade Corp. ..................................................         20,590           887,429
    *Casella Waste Systems, Inc. ....................................         14,581            91,569
   #*CBIZ, Inc. .....................................................         19,951           126,290
     CDI Corp. ......................................................        127,146         1,669,427
    #CECO Environmental Corp. .......................................         14,000            84,140
     Celadon Group, Inc. ............................................         89,330           983,523
    *Ceradyne, Inc. .................................................        129,038         4,317,611
    *Champion Industries, Inc. ......................................         41,391            45,944
   #*Chart Industries, Inc. .........................................         57,376         3,242,318
     Chase Corp. ....................................................         16,372           229,208
     Chicago Rivet & Machine Co. ....................................          1,596            27,132
     CIRCOR International, Inc. .....................................         55,854         1,944,836
    *Columbus McKinnon Corp. ........................................         50,066           750,489
    *Comarco, Inc. ..................................................         39,041            10,931
    #Comfort Systems USA, Inc. ......................................         27,217           299,387
     CompX International, Inc. ......................................          5,744            87,653
   #*Consolidated Graphics, Inc. ....................................         45,954         2,093,664
     Courier Corp. ..................................................         21,590           187,617
     Covanta Holding Corp. ..........................................        114,052         1,672,002
    *Covenant Transportation Group, Inc. Class A ....................         76,899           246,846
   #*CPI Aerostructures, Inc. .......................................         27,493           298,299
    *CRA International, Inc. ........................................         44,458           858,929
    #Curtiss-Wright Corp. ...........................................        122,971         4,030,989

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Ducommun, Inc. .................................................         63,552   $       906,887
    *Dycom Industries, Inc. .........................................        169,931         3,301,759
   #*Eagle Bulk Shipping, Inc. ......................................        342,611           531,047
     Eastern Co. (The) ..............................................         34,260           695,478
     Ecology & Environment, Inc. Class A ............................          6,848           113,334
     Encore Wire Corp. ..............................................        120,350         3,198,903
   #*Energy Conversion Devices, Inc. ................................         58,932            28,877
    *Energy Recovery, Inc. ..........................................          1,650             5,066
    *EnergySolutions, Inc. ..........................................        205,300           773,981
   #*EnerSys ........................................................         72,816         1,640,544
    #Ennis, Inc. ....................................................        136,444         1,996,176
   #*EnPro Industries, Inc. .........................................         59,035         2,033,165
   #*ESCO Technologies, Inc. ........................................         26,762           818,114
     Espey Manufacturing & Electronics Corp. ........................         13,355           323,191
   #*Esterline Technologies Corp. ...................................        118,749         6,638,069
   #*Excel Maritime Carriers, Ltd. ..................................         75,351           213,997
     Federal Signal Corp. ...........................................        221,758         1,046,698
   #*Flow International Corp. .......................................         93,862           243,103
   #*Franklin Covey Co. .............................................         80,291           774,005
    *Freightcar America, Inc. .......................................         47,664           903,233
    *Frozen Food Express Industries .................................        131,556           167,076
   #*FTI Consulting, Inc. ...........................................        109,169         4,302,350
    *Fuel Tech, Inc. ................................................         11,122            61,616
    #G & K Services, Inc. Class A ...................................         90,054         2,734,039
    #GATX Corp. .....................................................        228,478         8,677,594
   #*Genco Shipping & Trading, Ltd. .................................        122,720         1,104,480
    *Gencor Industries, Inc. ........................................         32,703           228,921
   #*General Cable Corp. ............................................         89,624         2,513,057
   #*GEO Group, Inc. (The) ..........................................        150,547         2,744,472
    *Gibraltar Industries, Inc. .....................................        145,307         1,621,626
   #*GP Strategies Corp. ............................................         94,414         1,115,973
    #Granite Construction, Inc. .....................................        101,309         2,279,452
    #Great Lakes Dredge & Dock Corp. ................................        340,250         1,752,288
   #*Greenbrier Cos., Inc. ..........................................        138,591         2,579,179
   #*Griffon Corp. ..................................................        289,811         2,744,510
   #*H&E Equipment Services, Inc. ...................................        164,845         1,808,350
     Hardinge, Inc. .................................................         76,704           668,859
   #*Hawaiian Holdings, Inc. ........................................          1,178             6,302
     Heidrick & Struggles International, Inc. .......................         12,453           246,320
   #*Heritage-Crystal Clean, Inc. ...................................            722            11,509
   #*Hertz Global Holdings, Inc. ....................................         47,525           551,290
   #*Hill International, Inc. .......................................         33,659           188,490
     Horizon Lines, Inc. ............................................        109,565            30,130
    *Hudson Highland Group, Inc. ....................................        108,789           503,693
    *Hurco Cos., Inc. ...............................................         33,133           865,434
    *Huron Consulting Group, Inc. ...................................          9,472           341,087
   #*ICF International, Inc. ........................................         14,158           331,014
   #*InnerWorkings, Inc. ............................................          2,974            26,915
    *Innovative Solutions & Support, Inc. ...........................         11,934            56,806
    #Insteel Industries, Inc. .......................................         63,548           655,180
    *Interline Brands, Inc. .........................................        158,542         2,362,276
     International Shipholding Corp. ................................         31,520           641,117
    #Intersections, Inc. ............................................         88,876         1,501,116
   #*JetBlue Airways Corp. ..........................................        778,421         3,487,326
    *Kadant, Inc. ...................................................         91,676         1,984,785
    #Kaman Corp. ....................................................         22,746           756,304
    *Kansas City Southern ...........................................            110             6,949
   #*KAR Auction Services, Inc. .....................................         33,515           460,831
    #Kelly Services, Inc. Class A ...................................        178,400         2,916,840
    *Key Technology, Inc. ...........................................         14,445           162,940
     Kimball International, Inc. Class B ............................        143,961           810,500

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Korn/Ferry International .......................................         39,035   $       623,389
   #*Kratos Defense & Security Solutions, Inc. ......................         23,694           149,983
    #L.B. Foster Co. Class A ........................................         22,092           563,346
     L.S. Starrett Co. Class A ......................................         17,861           216,118
    #Lawson Products, Inc. ..........................................         57,002           950,223
    *Layne Christensen Co. ..........................................         91,794         2,312,291
   #*LMI Aerospace, Inc. ............................................         55,282         1,111,721
     LSI Industries, Inc. ...........................................        111,727           751,923
   #*Lydall, Inc. ...................................................        124,722         1,366,953
   #*M&F Worldwide Corp. ............................................        152,985         3,787,909
    #Marten Transport, Ltd. .........................................        163,358         2,893,070
    #McGrath Rentcorp ...............................................         60,834         1,625,484
   #*Metalico, Inc. .................................................        281,768         1,273,591
     Met-Pro Corp. ..................................................         20,736           186,831
    *MFRI, Inc. .....................................................         52,554           374,710
    *Michael Baker Corp. ............................................          1,592            32,763
     Miller Industries, Inc. ........................................         63,030         1,288,333
   #*Mobile Mini, Inc. ..............................................        193,022         3,501,419
   #*Moog, Inc. Class A .............................................         37,449         1,450,400
    *Moog, Inc. Class B .............................................          1,411            55,227
     Mueller Industries, Inc. .......................................         78,555         3,177,550
     Mueller Water Products, Inc. Class A ...........................        535,549         1,472,760
    #Multi-Color Corp. ..............................................         25,278           670,120
     NACCO Industries, Inc. Class A .................................         24,251         1,991,007
    *National Technical Systems, Inc. ...............................        104,047           505,148
   #*Navigant Consulting, Inc. ......................................         28,014           317,399
   #*NN, Inc. .......................................................        151,920         1,342,973
   #*Northwest Pipe Co. .............................................         64,129         1,710,320
   #*Ocean Power Technologies, Inc. .................................         52,268           197,050
   #*On Assignment, Inc. ............................................        177,326         1,913,348
    *Orion Energy Systems, Inc. .....................................         28,691            88,368
    *Owens Corning, Inc. ............................................        367,806        10,438,334
    *P.A.M. Transportation Services, Inc. ...........................         60,286           613,711
   #*Pacer International, Inc. ......................................         13,439            63,298
   #*Park-Ohio Holdings Corp. .......................................          9,869           159,680
    *Patrick Industries, Inc. .......................................          7,869            15,817
   #*Patriot Transportation Holding, Inc. ...........................         25,946           596,758
    *PGT, Inc. ......................................................         17,258            25,197
    *Pike Electric Corp. ............................................         78,168           594,858
    *Pinnacle Airlines Corp. ........................................         62,879           161,599
    *Polypore International, Inc. ...................................         65,000         3,409,250
   #*Powell Industries, Inc. ........................................          6,994           235,068
   #*PowerSecure International, Inc. ................................         74,598           317,042
     Preformed Line Products Co. ....................................         20,974         1,349,677
     Providence & Worcester Railroad Co. ............................         13,495           173,951
     Quad Graphics, Inc. ............................................            454             8,953
    #Quanex Building Products Corp. .................................         13,125           193,594
   #*Quanta Services, Inc. ..........................................        259,761         5,426,407
    *RailAmerica, Inc. ..............................................         87,872         1,201,210
    *RCM Technologies, Inc. .........................................         92,190           443,434
   #*Republic Airways Holdings, Inc. ................................        221,113           574,894
     Robbins & Myers, Inc. ..........................................         38,500         1,720,565
    *Rush Enterprises, Inc. Class A .................................        216,914         4,186,440
    *Rush Enterprises, Inc. Class B .................................         51,902           830,432
     Ryder System, Inc. .............................................        246,533        12,558,391
    *Saia, Inc. .....................................................        101,451         1,354,371
     Schawk, Inc. ...................................................        131,739         1,777,159
    *School Specialty, Inc. .........................................         57,550           440,258
     Seaboard Corp. .................................................          2,639         5,800,522
     Servotronics, Inc. .............................................          6,561            56,621
     SIFCO Industries, Inc. .........................................         14,049           269,600

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #SkyWest, Inc. ..................................................        249,055   $     3,339,828
    *SL Industries, Inc. ............................................         12,098           241,355
    #Southwest Airlines Co. .........................................         24,075           205,841
    *Sparton Corp. ..................................................         56,079           477,793
    #Standard Register Co. ..........................................          4,295            11,124
     Standex International Corp. ....................................         75,470         2,913,897
    #Steelcase, Inc. Class A ........................................        222,357         1,647,665
    *Sterling Construction Co., Inc. ................................         27,908           347,455
   #*SunPower Corp. Class B .........................................         51,135           483,226
     Superior Uniform Group, Inc. ...................................         39,336           474,392
    *Supreme Industries, Inc. Class A ...............................         30,333            62,183
   #*SYKES Enterprises, Inc. ........................................         24,793           394,952
    *Sypris Solutions, Inc. .........................................         26,770            84,861
     TAL International Group, Inc. ..................................        113,836         3,168,056
    *Tecumseh Products Co. Class A ..................................         31,701           201,618
    *Tecumseh Products Co. Class B ..................................          7,143            46,358
   #*Terex Corp. ....................................................         38,344           638,044
    #Titan International, Inc. ......................................        125,061         2,813,872
   #*Titan Machinery, Inc. ..........................................         44,921         1,048,007
    *Track Data Corp. ...............................................            543            49,684
   #*TRC Cos., Inc. .................................................         88,492           386,710
    #Tredegar Corp. .................................................        186,265         3,607,953
    *TriMas Corp. ...................................................        373,794         7,285,245
    #Trinity Industries, Inc. .......................................        277,414         7,565,080
    #Triumph Group, Inc. ............................................         85,824         4,986,374
    *Tufco Technologies, Inc. .......................................          2,746             9,789
     Tutor Perini Corp. .............................................        224,402         3,260,561
     Twin Disc, Inc. ................................................         43,848         1,705,687
    *U.S. Home Systems, Inc. ........................................         16,586            89,481
    *Ultralife Corp. ................................................         34,407           155,520
    #UniFirst Corp. .................................................         54,883         2,873,125
     Universal Forest Products, Inc. ................................         81,505         2,287,845
    *Universal Power Group, Inc. ....................................          5,390            11,858
    *Universal Security Instruments, Inc. ...........................            793             4,473
    #Universal Truckload Services, Inc. .............................          1,238            19,214
    *URS Corp. ......................................................        132,494         4,730,036
    *USA Truck, Inc. ................................................         63,291           556,961
    *Valpey Fisher Corp. ............................................         13,337            33,876
    *Versar, Inc. ...................................................          1,000             3,290
    #Viad Corp. .....................................................        106,130         2,221,301
     Virco Manufacturing Corp. ......................................         26,552            46,732
    *Volt Information Sciences, Inc. ................................          2,865            18,050
    #Watts Water Technologies, Inc. Class A .........................         98,636         3,106,048
   #*WCA Waste Corp. ................................................         80,392           382,666
    *Willdan Group, Inc. ............................................         16,551            63,721
    *Willis Lease Finance Corp. .....................................         36,581           424,340
                                                                                       ---------------
Total Industrials ..................................................                       335,360,506
                                                                                       ---------------
Information Technology -- (9.7%)
   #*Accelrys, Inc. .................................................        160,314         1,062,882
    *Acorn Energy, Inc. .............................................          7,183            35,053
    *Adept Technology, Inc. .........................................            300               996
    *Advanced Analogic Technologies, Inc. ...........................        147,075           641,247
    *Advanced Energy Industries, Inc. ...............................         27,935           260,913
    *Aetrium, Inc. ..................................................          2,380             2,880
    *Agilysys, Inc. .................................................        145,897         1,238,666
    *Alpha & Omega Semiconductor, Ltd. ..............................          3,861            32,625
     American Software, Inc. Class A ................................         26,997           211,117
    *Amtech Systems, Inc. ...........................................         49,401           504,878
   #*Anadigics, Inc. ................................................        290,487           763,981
    *Analysts International Corp. ...................................          9,971            37,491

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
   #*Anaren, Inc. ...................................................        111,360   $     2,130,317
   #*AOL, Inc. ......................................................        127,971         1,806,951
   #*Arris Group, Inc. ..............................................        419,420         4,512,959
    *Arrow Electronics, Inc. ........................................        351,633        12,676,370
     Astro-Med, Inc. ................................................         19,318           154,158
   #*ATMI, Inc. .....................................................        127,371         2,598,368
    *ATS Corp. ......................................................          6,282            19,474
    *AuthenTec, Inc. ................................................         26,289            95,955
    *Aviat Networks, Inc. ...........................................        178,437           365,796
   #*Avid Technology, Inc. ..........................................        157,646           977,405
    *Avnet, Inc. ....................................................        249,126         7,551,009
     AVX Corp. ......................................................         89,393         1,198,760
    *Aware, Inc. ....................................................         44,623           132,084
    *Axcelis Technologies, Inc. .....................................        181,492           254,089
   #*AXT, Inc. ......................................................        174,214           818,806
     Bel Fuse, Inc. Class A .........................................         11,057           217,823
    #Bel Fuse, Inc. Class B .........................................         48,830           873,080
   #*Benchmark Electronics, Inc. ....................................        251,216         3,451,708
    *BigBand Networks, Inc. .........................................          5,000            11,200
    #Black Box Corp. ................................................         85,479         2,392,557
    *Brightpoint, Inc. ..............................................         39,909           405,076
    *BroadVision, Inc. ..............................................          4,060            33,942
   #*Brocade Communications Systems, Inc. ...........................        381,774         1,672,170
    #Brooks Automation, Inc. ........................................         72,871           761,502
    *BSQUARE Corp. ..................................................         33,534           163,646
    *BTU International, Inc. ........................................          7,174            27,261
   #*CACI International, Inc. Class A ...............................         88,461         4,855,624
    *Cascade Microtech, Inc. ........................................         71,682           264,507
   #*Checkpoint Systems, Inc. .......................................        124,172         1,645,279
    *CIBER, Inc. ....................................................        376,900         1,311,612
   #*Cogo Group, Inc. ...............................................          6,119            14,686
   #*Coherent, Inc. .................................................         15,163           772,858
     Cohu, Inc. .....................................................        144,061         1,597,636
  .#*Commerce One LLC ...............................................            110                --
     Communications Systems, Inc. ...................................         41,462           683,294
     Comtech Telecommunications Corp. ...............................         87,031         2,881,596
    *Concurrent Computer Corp. ......................................         35,360           148,158
    *Convergys Corp. ................................................        506,576         5,420,363
    *CoreLogic, Inc. ................................................         63,622           774,280
   #*Cray, Inc. .....................................................         31,350           198,446
    *CSP, Inc. ......................................................          4,766            16,633
    *CSR P.L.C. ADR .................................................         22,583           255,640
    #CTS Corp. ......................................................        187,445         1,739,490
    *CyberOptics Corp. ..............................................         72,104           587,648
    *Datalink Corp. .................................................         20,006           189,657
    *Dataram Corp. ..................................................         20,311            24,576
    #DDi Corp. ......................................................         78,261           719,219
   #*Digi International, Inc. .......................................        176,040         2,251,552
    *Digimarc Corp. .................................................         11,828           316,399
   #*Ditech Networks, Inc. ..........................................        196,892           175,234
   #*Dot Hill Systems Corp. .........................................         29,721            51,120
   #*DSP Group, Inc. ................................................        125,982           778,569
   #*Dynamics Research Corp. ........................................         48,430           466,865
     Earthlink, Inc. ................................................        269,130         1,886,601
    *EchoStar Corp. Class A .........................................        130,677         3,444,646
    *Edgewater Technology, Inc. .....................................         75,244           216,703
    #Electro Rent Corp. .............................................        121,441         1,951,557
    *Electro Scientific Industries, Inc. ............................        218,462         2,684,898
    *Electronics for Imaging, Inc. ..................................        199,407         2,991,105
   #*EMCORE Corp. ...................................................        121,498           120,283
   #*Emulex Corp. ...................................................        228,419         1,914,151

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     EPIQ Systems, Inc. .............................................        137,147   $     1,955,716
    *ePlus, Inc. ....................................................         39,883         1,083,222
   #*Euronet Worldwide, Inc. ........................................         82,212         1,592,446
    *Exar Corp. .....................................................        217,337         1,327,929
   #*Extreme Networks ...............................................        181,857           536,478
   #*Fairchild Semiconductor International, Inc. ....................         87,286         1,306,671
    *FormFactor, Inc. ...............................................         58,274           348,479
    *Frequency Electronics, Inc. ....................................         27,958           231,213
   #*FSI International, Inc. ........................................         32,964            81,421
    *GigOptix, Inc. .................................................         24,594            46,729
    *Global Cash Access Holdings, Inc. ..............................         20,533            61,188
    *Globecomm Systems, Inc. ........................................        115,606         1,571,086
   #*GSI Technology, Inc. ...........................................        103,525           507,272
    *GTSI Corp. .....................................................         89,647           396,240
   #*Hackett Group, Inc. (The) ......................................        225,661           931,980
   #*Harmonic, Inc. .................................................        170,805           939,428
   #*Hutchinson Technology, Inc. ....................................         78,026           138,886
    *I.D. Systems, Inc. .............................................         57,399           315,121
   #*IAC/InterActiveCorp ............................................        403,904        16,491,400
   #*Identive Group, Inc. ...........................................        104,495           247,653
    *iGo, Inc. ......................................................         17,711            20,899
    *Ikanos Communications, Inc. ....................................         22,329            23,669
   #*Imation Corp. ..................................................        140,151           941,815
    *InfoSpace, Inc. ................................................        184,324         1,614,678
    *Ingram Micro, Inc. Class A .....................................        566,252        10,124,586
    *Innodata Isogen, Inc. ..........................................            600             2,100
   #*Insight Enterprises, Inc. ......................................        102,158         1,726,470
   #*Integrated Device Technology, Inc. .............................        273,884         1,665,215
    *Integrated Silicon Solution, Inc. ..............................        139,849         1,288,009
   #*Internap Network Services Corp. ................................        206,559         1,173,255
   #*International Rectifier Corp. ..................................        100,812         2,448,723
    *Interphase Corp. ...............................................         40,853           173,217
     Intersil Corp. Class A .........................................         22,372           267,793
    *Intevac, Inc. ..................................................        106,940           860,867
    *IntriCon Corp. .................................................         13,375            68,881
   #*IXYS Corp. .....................................................        106,510         1,455,992
    *JDA Software Group, Inc. .......................................         13,380           426,421
    *Kemet Corp. ....................................................         16,726           154,214
    *Key Tronic Corp. ...............................................         68,452           286,129
    #Keynote Systems, Inc. ..........................................         95,505         2,279,704
   #*KIT Digital, Inc. ..............................................        115,092         1,035,828
   #*Kopin Corp. ....................................................        236,217           956,679
    *Kulicke & Soffa Industries, Inc. ...............................         94,264           909,648
   #*KVH Industries, Inc. ...........................................         18,338           134,968
    *Lattice Semiconductor Corp. ....................................        285,262         1,805,708
    *LeCroy Corp. ...................................................         52,293           536,526
   #*LGL Group, Inc. ................................................          9,533            75,787
    *LoJack Corp. ...................................................            539             1,789
    *LookSmart, Ltd. ................................................         97,045           131,011
    *Loral Space & Communications, Inc. .............................         60,972         3,688,806
    *LTX-Credence Corp. .............................................         13,251            83,879
   #*ManTech International Corp. Class A ............................         44,981         1,580,183
     Marchex, Inc. Class B ..........................................         91,998           817,862
    *Market Leader, Inc. ............................................          3,065             7,662
    *Mastech Holdings, Inc. .........................................            407             1,457
    *Mattson Technology, Inc. .......................................         23,818            32,154
   #*Measurement Specialties, Inc. ..................................         42,043         1,312,162
    *MEMC Electronic Materials, Inc. ................................        668,554         4,004,638
   #*MEMSIC, Inc. ...................................................         20,315            57,085
   #*Mercury Computer Systems, Inc. .................................         91,039         1,329,169
    #Methode Electronics, Inc. ......................................        141,895         1,318,205

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     MKS Instruments, Inc. ..........................................        136,762   $     3,643,340
    #ModusLink Global Solutions, Inc. ...............................        205,907           860,691
   #*MoSys, Inc. ....................................................         23,129            89,509
   #*Multi-Fineline Electronix, Inc. ................................          4,400           100,936
   #*Nanometrics, Inc. ..............................................         16,339           275,802
    *NAPCO Security Technologies, Inc. ..............................          2,643             5,497
   #*Network Equipment Technologies, Inc. ...........................         66,362           126,751
    *Newport Corp. ..................................................        145,525         2,015,521
   #*Novatel Wireless, Inc. .........................................        109,993           436,672
   #*NumereX Corp. Class A ..........................................            941             7,481
   #*Oclaro, Inc. ...................................................         56,136           230,719
    *Online Resources Corp. .........................................         60,228           161,411
    *Oplink Communications, Inc. ....................................        101,264         1,642,502
    #OPNET Technologies, Inc. .......................................         13,111           573,475
   #*Opnext, Inc. ...................................................        174,989           173,659
     Optical Cable Corp. ............................................         64,234           229,958
    *ORBCOMM, Inc. ..................................................         72,922           200,536
   #*OSI Systems, Inc. ..............................................         43,200         1,913,760
    *PAR Technology Corp. ...........................................         71,852           261,541
    *PC Connection, Inc. ............................................        234,053         1,954,343
   #*PC Mall, Inc. ..................................................        112,574           593,265
    *PC-Tel, Inc. ...................................................        111,581           807,846
    *Perceptron, Inc. ...............................................         78,740           445,275
    *Perficient, Inc. ...............................................         16,452           156,788
    *Performance Technologies, Inc. .................................         67,536           123,591
   #*Pericom Semiconductor Corp. ....................................        225,204         1,911,982
    *Pervasive Software, Inc. .......................................        205,967         1,283,174
   #*Photronics, Inc. ...............................................        268,537         1,683,727
    *Planar Systems, Inc. ...........................................         52,208           100,761
    *PLX Technology, Inc. ...........................................         83,841           272,483
    *Presstek, Inc. .................................................         18,823            14,305
     QAD, Inc. Class B ..............................................            465             5,450
    *Qualstar Corp. .................................................        101,200           195,316
    *RadiSys Corp. ..................................................        102,391           600,011
    #RealNetworks, Inc. .............................................        157,942         1,541,514
    *Reis, Inc. .....................................................         48,098           470,398
    *RF Industries, Ltd. ............................................         21,697            68,563
     Richardson Electronics, Ltd. ...................................         78,425         1,018,741
     Rimage Corp. ...................................................         13,068           145,055
    *Rofin-Sinar Technologies, Inc. .................................            818            21,268
   #*Rudolph Technologies, Inc. .....................................        124,051           914,256
    *S1 Corp. .......................................................        229,513         2,233,161
    *Sanmina-SCI Corp. ..............................................        119,519         1,052,962
    *SeaChange International, Inc. ..................................        226,110         1,908,368
    *Selectica, Inc. ................................................          1,891             7,224
   #*Sigma Designs, Inc. ............................................        156,139         1,302,199
   #*Silicon Graphics International Corp. ...........................         23,018           332,840
   #*Smith Micro Software, Inc. .....................................         34,912            40,847
    *Soundbite Communications, Inc. .................................          6,992            17,760
    *SS&C Technologies Holdings, Inc. ...............................          4,084            64,772
    *Stamps.com, Inc. ...............................................             48             1,563
    *Standard Microsystems Corp. ....................................        110,037         2,724,516
    *StarTek, Inc. ..................................................         84,732           199,120
   #*Stream Global Services, Inc. ...................................          2,589             8,104
   #*SunPower Corp. Class A .........................................         11,968           119,919
    *Supertex, Inc. .................................................            100             1,846
   #*Support.com, Inc. ..............................................        216,903           457,665
   #*Sycamore Networks, Inc. ........................................        150,021         2,883,404
    *Symmetricom, Inc. ..............................................        270,727         1,394,244
   #*SYNNEX Corp. ...................................................        183,505         5,297,789
   #*Tech Data Corp. ................................................        174,947         8,603,893

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *TechTarget, Inc. ...............................................        101,855   $       754,746
    *Tekelec ........................................................        108,579         1,066,246
    *TeleCommunication Systems, Inc. Class A ........................        184,097           607,520
     Tellabs, Inc. ..................................................         26,142           113,195
     Telular Corp. ..................................................         81,726           489,539
     Tessco Technologies, Inc. ......................................         37,431           521,040
   #*Tessera Technologies, Inc. .....................................         69,173           952,512
     TheStreet, Inc. ................................................        180,724           348,797
   #*THQ, Inc. ......................................................        142,035           302,535
    *Tier Technologies, Inc. ........................................        192,413           677,294
    *Triquint Semiconductor, Inc. ...................................        292,903         1,558,244
    *TSR, Inc. ......................................................          4,682            19,547
   #*TTM Technologies, Inc. .........................................        278,169         3,107,148
   #*Ultratech, Inc. ................................................          1,400            30,520
     United Online, Inc. ............................................        362,010         2,139,479
    *UTStarcom Holdings Corp. .......................................        439,921           629,087
   #*Viasystems Group, Inc. .........................................            313             6,445
    *Vicon Industries, Inc. .........................................         36,465           122,158
    *Video Display Corp. ............................................         10,671            44,071
   #*Virtusa Corp. ..................................................        339,341         5,527,865
   #*Vishay Intertechnology, Inc. ...................................        291,126         3,129,604
   #*Vishay Precision Group, Inc. ...................................         20,228           295,127
   #*Web.com Group, Inc. ............................................         44,538           430,237
    *Westell Technologies, Inc. Class A .............................         10,503            21,111
    *WPCS International, Inc. .......................................         12,639            29,070
    *XO Group, Inc. .................................................         20,885           192,769
    *X-Rite, Inc. ...................................................         23,191           104,591
    *Xyratex, Ltd. ..................................................         18,055           246,270
   #*Zygo Corp. .....................................................         73,990         1,135,007
                                                                                       ---------------
Total Information Technology ........................................                      250,912,324
                                                                                       ---------------
Materials -- (6.7%)
     A. Schulman, Inc. ..............................................        174,907         3,692,287
   #*A.M. Castle & Co. ..............................................        145,436         1,991,019
    *AEP Industries, Inc. ...........................................            328             8,866
    *American Pacific Corp. .........................................         38,017           350,517
    #American Vanguard Corp. ........................................          7,000            86,590
    *Arabian American Development Co. ...............................            400             1,824
    #Ashland, Inc. ..................................................        210,546        11,150,516
     Boise, Inc. ....................................................        487,961         2,952,164
     Buckeye Technologies, Inc. .....................................        174,500         5,276,880
     Cabot Corp. ....................................................         72,726         2,194,871
   #*Century Aluminum Co. ...........................................        558,272         6,230,316
    *Chemtura Corp. .................................................         62,521           759,005
    *Coeur d'Alene Mines Corp. ......................................        272,130         6,958,364
    #Commercial Metals Co. ..........................................        309,854         3,851,485
   #*Continental Materials Corp. ....................................          1,419            15,368
    *Core Molding Technologies, Inc. ................................         19,596           170,289
     Cytec Industries, Inc. .........................................         84,356         3,768,183
    #Domtar Corp. ...................................................        106,552         8,727,674
    *Ferro Corp. ....................................................         77,087           498,753
     Friedman Industries, Inc. ......................................         53,964           565,543
   #*Georgia Gulf Corp. .............................................         60,624         1,097,294
    *Graphic Packaging Holding Co. ..................................        784,759         3,468,635
     H.B. Fuller Co. ................................................          6,141           131,970
    #Haynes International, Inc. .....................................         34,595         2,023,462
   #*Headwaters, Inc. ...............................................        289,789           510,029
   #*Hecla Mining Co. ...............................................         86,185           540,380
   #*Horsehead Holding Corp. ........................................        154,281         1,339,159
     Huntsman Corp. .................................................        369,633         4,339,491
     Innophos Holdings, Inc. ........................................          7,145           314,309

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
    *Innospec, Inc. .................................................          8,566   $       258,693
     Kaiser Aluminum Corp. ..........................................         96,040         4,462,018
    *KapStone Paper & Packaging Corp. ...............................        177,278         2,907,359
     KMG Chemicals, Inc. ............................................          3,149            45,786
    *Landec Corp. ...................................................        124,835           775,225
   #*Louisiana-Pacific Corp. ........................................        670,853         4,461,172
   #*Materion Corp. .................................................         85,903         2,271,275
    #MeadWestavco Corp. .............................................        455,519        12,713,535
    *Mercer International, Inc. .....................................        187,470         1,289,794
     Minerals Technologies, Inc. ....................................         44,804         2,457,051
    *Mod-Pac Corp. ..................................................         17,773           105,216
     Myers Industries, Inc. .........................................        180,201         2,202,056
    #Neenah Paper, Inc. .............................................         64,516         1,064,514
    #NL Industries, Inc. ............................................         36,906           536,613
    *Northern Technologies International Corp. ......................         20,514           297,453
     Olympic Steel, Inc. ............................................         76,274         1,559,803
   #*OM Group, Inc. .................................................        180,100         5,206,691
    #P.H. Glatfelter Co. ............................................        220,312         3,304,680
    *Penford Corp. ..................................................         59,938           306,283
     PolyOne Corp. ..................................................        245,213         2,743,933
    #Quaker Chemical Corp. ..........................................         42,927         1,493,430
     Reliance Steel & Aluminum Co. ..................................        200,657         8,867,033
     Rock-Tenn Co. Class A ..........................................        118,693         7,025,439
   #*RTI International Metals, Inc. .................................        146,950         3,878,010
    #Schnitzer Steel Industries, Inc. Class A .......................         52,040         2,435,472
     Sealed Air Corp. ...............................................         11,848           210,894
    *Spartech Corp. .................................................        129,011           523,785
     Steel Dynamics, Inc. ...........................................        173,320         2,164,767
    *Synalloy Corp. .................................................         27,564           275,640
     Temple-Inland, Inc. ............................................         57,895         1,841,640
    #Texas Industries, Inc. .........................................         97,840         2,935,200
   #*United States Lime & Minerals, Inc. ............................          2,790           153,450
   #*Universal Stainless & Alloy Products, Inc. .....................         44,949         1,692,330
    #Vulcan Materials Co. ...........................................        139,684         4,370,712
     Wausau Paper Corp. .............................................        148,272         1,112,040
    #Westlake Chemical Corp. ........................................        168,213         6,932,058
    #Worthington Industries, Inc. ...................................        192,945         3,334,090
   #*Zoltek Cos., Inc. ..............................................        175,942         1,275,580
                                                                                       ---------------
Total Materials .....................................................                      172,505,963
                                                                                       ---------------
Other -- (0.0%)
   .*Gerber Scientific, Inc. Escrow Shares ..........................        182,700                --
   .*MAIR Holdings, Inc. Escrow Shares ..............................        161,133                --
   .*Petrocorp, Inc. Escrow Shares ..................................          4,900               294
   .*Price Communications Liquidation Trust .........................        262,880                --
                                                                                       ---------------
Total Other .........................................................                              294
                                                                                       ---------------
Telecommunication Services -- (0.5%)
   #*FiberTower Corp. ...............................................         29,455            28,277
    *General Communications, Inc. Class A ...........................        156,772         1,481,495
     HickoryTech Corp. ..............................................         42,119           470,048
     IDT Corp. Class B ..............................................         60,779           698,958
   #*Iridium Communications, Inc. ...................................         50,723           322,598
   #*Leap Wireless International, Inc. ..............................        115,654           803,795
    *MetroPCS Communications, Inc. ..................................         44,693           379,890
    *Neutral Tandem, Inc. ...........................................          1,391            14,661
   #*Premiere Global Services, Inc. .................................         28,620           259,297
    *Primus Telecommunications Group, Inc. ..........................         14,710           172,842
    *Shenandoah Telecommunications Co. ..............................          1,000            13,560
     SureWest Communications ........................................         65,593           752,352
    #Telephone & Data Systems, Inc. .................................        144,283         3,344,480

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Telecommunication Services -- (Continued)
     Telephone & Data Systems, Inc. Special Shares ..................        118,140   $     2,471,489
    *United States Cellular Corp. ...................................         48,815         1,946,254
     USA Mobility, Inc. .............................................          5,352            69,951
   #*Warwick Valley Telephone Co. ...................................         13,402           161,494
                                                                                       ---------------
Total Telecommunication Services ....................................                       13,391,441
                                                                                       ---------------
Utilities -- (0.4%)
    #Consolidated Water Co., Ltd. ...................................          4,510            41,853
   #*Dynegy, Inc. ...................................................        409,501         1,502,869
    *Genie Energy, Ltd. Class B .....................................         60,779           504,466
    *GenOn Energy, Inc. .............................................      1,898,910         5,791,676
    #Pennichuck Corp. ...............................................          2,810            79,944
     SJW Corp. ......................................................         42,224           982,975
   #*Synthesis Energy Systems, Inc. .................................         39,547            60,902
     Unitil Corp. ...................................................         46,644         1,243,995
                                                                                       ---------------
Total Utilities .....................................................                       10,208,680
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    2,178,928,860
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................     10,592,695        10,592,695
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (15.5%)
(S)@DFA Short Term Investment Fund ..................................    401,452,817       401,452,817
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,283,638 FHLMC, rates ranging from
     4.500% to 6.000%, maturities ranging from 07/01/30 to 10/01/36 &
     FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to 06/01/41, valued at $1,288,251) to be
     repurchased at $1,246,254 ......................................   $      1,246         1,246,250
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      402,699,067
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,288,898,393) ............................................                  $ 2,592,220,622
                                                                                       ===============

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                October 31, 2011

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (81.5%)
Consumer Discretionary -- (13.1%)
    *1-800-FLOWERS.COM, Inc. Class A ................................         63,676   $       181,477
    *99 Cents Only Stores ...........................................         94,400         2,057,920
     A.H. Belo Corp. Class A ........................................         46,600           233,000
     Aaron's, Inc. ..................................................         76,498         2,047,086
    *AC Moore Arts & Crafts, Inc. ...................................         29,827            47,127
     Acme United Corp. ..............................................          9,349            88,161
    *AFC Enterprises, Inc. ..........................................         43,991           603,117
     Ambassadors Group, Inc. ........................................         27,947           138,617
     Amcon Distributing Co. .........................................            300            16,620
   #*American Axle & Manufacturing Holdings, Inc. ...................         89,658           868,786
     American Greetings Corp. Class A ...............................         39,700           635,597
   #*American Public Education, Inc. ................................          1,700            60,877
   #*America's Car-Mart, Inc. .......................................         25,524           851,991
   #*Amerigon, Inc. .................................................         44,975           689,917
     Ameristar Casinos, Inc. ........................................         29,565           546,953
    *ANN, INC. ......................................................         41,650         1,109,556
     Arbitron, Inc. .................................................         10,300           409,219
   #*Archipelago Learning, Inc. .....................................         36,072           367,574
    *Arctic Cat, Inc. ...............................................         28,530           579,444
    *Ark Restaurants Corp. ..........................................          5,609            78,526
    *Asbury Automotive Group, Inc. ..................................         46,541           867,990
    *Ascena Retail Group, Inc. ......................................         43,782         1,265,300
    *Ascent Capital Group, Inc. Class A .............................         17,834           811,269
   #*Atrinsic, Inc. .................................................          9,664            15,946
    *Audiovox Corp. Class A .........................................         52,865           375,870
    *Ballantyne Strong, Inc. ........................................         38,851           144,526
   #*Bally Technologies, Inc. .......................................         13,798           500,453
    #Barnes & Noble, Inc. ...........................................         54,885           673,439
     Bassett Furniture Industries, Inc. .............................         27,359           206,560
    *Beasley Broadcast Group, Inc. ..................................         20,332            79,701
   #*Beazer Homes USA, Inc. .........................................         53,121           114,210
     bebe stores, Inc. ..............................................        147,150         1,056,537
     Belo Corp. Class A .............................................         78,957           500,587
    *Benihana, Inc. .................................................          8,516            85,075
    *Benihana, Inc. Class A .........................................         20,785           200,367
     Big 5 Sporting Goods Corp. .....................................         28,228           218,202
    *Biglari Holdings, Inc. .........................................          2,860           987,043
   #*BJ's Restaurants, Inc. .........................................         36,853         1,950,629
   #*Blue Nile, Inc. ................................................          8,219           370,923
    *Bluegreen Corp. ................................................         77,510           175,173
     Blyth, Inc. ....................................................         19,098         1,066,241
     Bob Evans Farms, Inc. ..........................................         44,644         1,468,788
    #Bon-Ton Stores, Inc. (The) .....................................         30,014           158,474
    #Books-A-Million, Inc. ..........................................         31,867            70,745
     Bowl America, Inc. Class A .....................................          1,400            17,304
   #*Boyd Gaming Corp. ..............................................         81,800           530,064
   #*Bridgepoint Education, Inc. ....................................          9,866           213,796
    *Brookfield Residential Properties, Inc. ........................          3,349            24,280
    #Brown Shoe Co., Inc. ...........................................         60,114           535,616
   #*Brunswick Corp. ................................................         44,764           790,532
    #Buckle, Inc. ...................................................         17,362           773,651
   #*Buffalo Wild Wings, Inc. .......................................         16,761         1,109,913
    *Build-A-Bear-Workshop, Inc. ....................................         51,400           336,670
   #*Cabela's, Inc. .................................................         89,625         2,233,455
    *Cache, Inc. ....................................................         25,517           134,219
     Callaway Golf Co. ..............................................        151,709           881,429
    *Cambium Learning Group, Inc. ...................................         42,401           139,923
    *Canterbury Park Holding Corp. ..................................          7,639            79,828

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Capella Education Co. ..........................................          2,648   $        92,177
   #*Career Education Corp. .........................................          9,499           153,219
    *Caribou Coffee Co., Inc. .......................................         46,817           639,052
     Carriage Services, Inc. ........................................         44,161           263,200
    *Carrols Restaurant Group, Inc. .................................         43,621           407,420
   #*Carter's, Inc. .................................................         23,400           891,306
    *Casual Male Retail Group, Inc. .................................        110,998           460,642
    #Cato Corp. Class A .............................................         34,453           883,030
    *Cavco Industries, Inc. .........................................         14,020           631,321
     CEC Entertainment, Inc. ........................................         18,900           597,618
   #*Charles & Colvard, Ltd. ........................................          6,095            13,409
   #*Charming Shoppes, Inc. .........................................        284,018           985,542
   #*Cheesecake Factory, Inc. .......................................         51,011         1,427,798
    #Cherokee, Inc. .................................................         17,093           224,602
     Chico's FAS, Inc. ..............................................         36,000           444,960
   #*Children's Place Retail Stores, Inc. (The) .....................         28,465         1,336,432
     Christopher & Banks Corp. ......................................         57,837           192,597
     Churchill Downs, Inc. ..........................................         21,185         1,018,363
   #*Citi Trends, Inc. ..............................................         24,563           304,336
   #*Coinstar, Inc. .................................................          6,500           310,310
   #*Coldwater Creek, Inc. ..........................................         68,509            71,934
   #*Collective Brands, Inc. ........................................         85,299         1,246,218
     Collectors Universe, Inc. ......................................         19,033           294,250
   #*Conn's, Inc. ...................................................         72,052           663,599
    #Cooper Tire & Rubber Co. .......................................         58,216           834,235
    *Core-Mark Holding Co., Inc. ....................................         26,841           898,905
   #*Corinthian Colleges, Inc. ......................................         82,184           156,971
   #*Cost Plus, Inc. ................................................         53,218           419,890
    #CPI Corp. ......................................................         12,300            73,431
    #Cracker Barrel Old Country Store, Inc. .........................         20,307           860,814
    *Craftmade International, Inc. ..................................         10,221            42,111
    *Crocs, Inc. ....................................................         68,100         1,203,327
   #*Crown Media Holdings, Inc. .....................................        103,628           163,732
     CSS Industries, Inc. ...........................................         18,625           392,615
    *Culp, Inc. .....................................................         35,956           308,502
    *Cumulus Media, Inc. ............................................         51,055           153,676
    *Cybex International, Inc. ......................................          7,959             6,367
    *Deckers Outdoor Corp. ..........................................          8,895         1,025,060
    *dELiA*s, Inc. ..................................................         21,097            29,536
    *Delta Apparel, Inc. ............................................          5,459            98,317
    #Destination Maternity Corp. ....................................         28,284           468,666
     Dillard's, Inc. Class A ........................................         80,522         4,149,299
   #*DineEquity, Inc. ...............................................         22,844         1,072,754
    *Dixie Group, Inc. (The) ........................................         15,145            47,404
   #*Dolan Co. ......................................................         59,125           517,344
    *Domino's Pizza, Inc. ...........................................         68,329         2,188,578
    *Dorman Products, Inc. ..........................................         29,042         1,106,791
    *Dover Downs Gaming & Entertainment, Inc. .......................         26,821            57,397
    *Dover Motorsports, Inc. ........................................         27,857            28,414
    *Dreams, Inc. ...................................................            317               590
   #*DreamWorks Animation SKG, Inc. Class A .........................         21,991           407,933
    #Drew Industries, Inc. ..........................................         44,828         1,077,217
    #DSW, Inc. Class A ..............................................         57,980         3,034,673
    *Duckwall-ALCO Stores, Inc. .....................................          1,500            15,510
    *E.W. Scripps Co. Class A (The) .................................        107,677           898,026
     Educational Development Corp. ..................................          2,842            15,560
     Einstein Noah Restaurant Group, Inc. ...........................         25,615           377,053
    *Emerson Radio Corp. ............................................         37,654            64,012
   #*Entercom Communications Corp. Class A ..........................         45,413           297,909
    *Entravision Communications Corp. ...............................         57,497            94,870
     Escalade, Inc. .................................................          8,426            45,248

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #Ethan Allen Interiors, Inc. ....................................         43,963   $       870,467
    *Exide Technologies .............................................         78,949           355,271
    *Famous Dave's of America, Inc. .................................         19,657           171,802
    *Federal-Mogul Corp. ............................................            278             4,687
     Finish Line, Inc. Class A (The) ................................         96,347         1,936,575
    *Fisher Communications, Inc. ....................................         18,595           539,999
     Flanigan's Enterprises, Inc. ...................................          1,877            15,063
     Flexsteel Industries, Inc. .....................................          4,929            70,238
     Fred's, Inc. Class A ...........................................         78,999           962,998
     Frisch's Restaurants, Inc. .....................................          5,471           104,496
   #*Fuel Systems Solutions, Inc. ...................................         33,726           787,165
    *Full House Resorts, Inc. .......................................         43,994           126,703
    *Furniture Brands International, Inc. ...........................         82,386           157,357
     Gaiam, Inc. ....................................................         31,520           121,982
     Gaming Partners International Corp. ............................         20,356           137,199
   #*Gaylord Entertainment Co. ......................................         59,937         1,401,926
    *Geeknet, Inc. ..................................................          4,955            96,474
    *Genesco, Inc. ..................................................         36,236         2,135,750
    *G-III Apparel Group, Ltd. ......................................         27,376           771,729
    *Golfsmith International Holdings, Inc. .........................            100               352
    *Gordmans Stores, Inc. ..........................................          7,633           106,709
    *Grand Canyon Education, Inc. ...................................          1,016            16,571
   #*Gray Television, Inc. ..........................................        116,464           221,282
    *Gray Television, Inc. Class A ..................................            912             1,532
    *Great Wolf Resorts, Inc. .......................................         66,461           163,494
    #Group 1 Automotive, Inc. .......................................         35,286         1,607,630
    *Hallwood Group, Inc. ...........................................          2,040            26,744
     Harte-Hanks, Inc. ..............................................         85,374           749,584
    *Hastings Entertainment, Inc. ...................................          4,292             8,584
     Haverty Furniture Cos., Inc. ...................................         43,931           510,478
     Haverty Furniture Cos., Inc. Class A ...........................            457             5,484
    *Helen of Troy, Ltd. ............................................         45,191         1,307,376
   #*hhgregg, Inc. ..................................................         67,533           861,046
   #*Hibbett Sporting Goods, Inc. ...................................         24,729         1,018,588
     Hillenbrand, Inc. ..............................................         40,709           859,367
    *Hollywood Media Corp. ..........................................         26,966            34,786
     Hooker Furniture Corp. .........................................         23,858           231,423
     Hot Topic, Inc. ................................................        117,064           885,004
    *HSN, Inc. ......................................................         36,006         1,284,334
    *Iconix Brand Group, Inc. .......................................        107,100         1,922,445
     International Speedway Corp. Class A ...........................         38,099           909,042
    *Interval Leisure Group, Inc. ...................................         41,888           578,473
    *iRobot Corp. ...................................................         36,914         1,249,908
    *Isle of Capri Casinos, Inc. ....................................         70,955           385,995
    *J. Alexander's Corp. ...........................................         17,720           118,370
   #*Jack in the Box, Inc. ..........................................         33,300           685,314
     JAKKS Pacific, Inc. ............................................         44,222           838,891
    #Jarden Corp. ...................................................         27,810           890,754
    *Johnson Outdoors, Inc. Class A .................................         18,433           342,669
     Jones Group, Inc. (The) ........................................         71,882           802,922
   #*Jos. A. Bank Clothiers, Inc. ...................................         37,838         2,022,063
    *Journal Communications, Inc. ...................................         78,161           301,701
   #*K12, Inc. ......................................................         25,901           907,830
     KB Home ........................................................         41,700           290,649
    *Kenneth Cole Productions, Inc. Class A .........................         10,871           116,972
    *Kid Brands, Inc. ...............................................         45,342           132,852
    *Kirkland's, Inc. ...............................................         30,437           342,112
   #*Knology, Inc. ..................................................         67,802           971,603
    *Kona Grill, Inc. ...............................................          3,538            20,379
     Koss Corp. .....................................................          8,015            40,877
   #*Krispy Kreme Doughnuts, Inc. ...................................        114,273           806,767

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     KSW, Inc. ......................................................         14,516   $        45,290
   #*K-Swiss, Inc. Class A ..........................................         42,731           192,290
     Lacrosse Footwear, Inc. ........................................         15,457           197,850
    *Lakeland Industries, Inc. ......................................         10,138            76,238
    *Lakes Entertainment, Inc. ......................................         57,029           119,761
    *La-Z-Boy, Inc. .................................................        125,950         1,279,652
    *Leapfrog Enterprises, Inc. .....................................         49,196           183,501
    *Learning Tree International, Inc. ..............................         29,551           234,930
   #*Lee Enterprises, Inc. ..........................................         87,844            62,369
   #*Libbey, Inc. ...................................................         36,688           464,470
   #*Life Time Fitness, Inc. ........................................         32,400         1,397,412
     Lifetime Brands, Inc. ..........................................         28,224           345,180
   #*LIN TV Corp. Class A ...........................................         36,319           113,315
     Lincoln Educational Services Corp. .............................         34,264           320,368
    #Lithia Motors, Inc. Class A ....................................         61,355         1,262,072
    *Live Nation Entertainment, Inc. ................................         72,642           682,108
    *Luby's, Inc. ...................................................         65,967           318,621
    *M/I Homes, Inc. ................................................         38,414           286,953
     Mac-Gray Corp. .................................................         32,445           450,337
    *Madison Square Garden Co. (The) ................................         26,899           710,941
   #*Maidenform Brands, Inc. ........................................         31,021           762,496
     Marcus Corp. ...................................................         40,363           481,127
   #*Marine Products Corp. ..........................................         59,400           328,482
    *MarineMax, Inc. ................................................         54,912           446,984
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................         62,760           242,881
     Matthews International Corp. Class A ...........................         24,286           853,410
    *McClatchy Co. (The) ............................................         91,502           143,658
    *McCormick & Schmick's Seafood Restaurants, Inc. ................         36,032           241,414
     MDC Holdings, Inc. .............................................         39,367           881,821
   #*Media General, Inc. Class A ....................................         34,683           104,743
     Men's Wearhouse, Inc. (The) ....................................         68,501         2,115,311
    #Meredith Corp. .................................................         22,276           597,665
   #*Meritage Homes Corp. ...........................................         46,949           833,345
    *Midas, Inc. ....................................................         12,622           115,113
    *Modine Manufacturing Co. .......................................         48,947           517,370
    *Monarch Casino & Resort, Inc. ..................................         35,681           367,157
    #Monro Muffler Brake, Inc. ......................................         32,229         1,195,374
   #*Morgans Hotel Group Co. ........................................         21,414           139,405
    *Morton's Restaurant Group, Inc. ................................         38,863           189,651
   #*Motorcar Parts of America, Inc. ................................         29,142           289,089
     Movado Group, Inc. .............................................         45,116           754,791
    *MTR Gaming Group, Inc. .........................................         15,246            25,308
    *Multimedia Games Holding Co., Inc. .............................         35,732           236,189
    *Nathan's Famous, Inc. ..........................................         14,980           282,673
     National CineMedia, Inc. .......................................         47,838           578,840
    *Nautilus, Inc. .................................................         51,794           104,624
    *Navarre Corp. ..................................................         73,810           113,667
    *New Frontier Media, Inc. .......................................         24,829            26,567
    *New York & Co., Inc. ...........................................         92,043           245,755
   #*New York Times Co. Class A (The) ...............................        131,600         1,002,792
    *Nexstar Broadcasting Group, Inc. ...............................          5,399            49,131
    *Nobility Homes, Inc. ...........................................          6,093            37,106
    #Nutrisystem, Inc. ..............................................         48,696           601,883
    *O'Charley's, Inc. ..............................................         53,233           330,577
   #*OfficeMax, Inc. ................................................         31,600           161,792
   #*Orbitz Worldwide, Inc. .........................................         48,545            91,750
    *Orient-Express Hotels, Ltd. Class A ............................         87,282           744,515
     Outdoor Channel Holdings, Inc. .................................         57,590           430,197
   #*Overstock.com, Inc. ............................................         21,900           181,770
     Oxford Industries, Inc. ........................................         26,234         1,036,243
     P.F. Chang's China Bistro, Inc. ................................         23,350           726,185

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Pacific Sunwear of California, Inc. ............................        107,295   $       134,119
    *Papa John's International, Inc. ................................         16,120           544,211
   #*Peet's Coffee & Tea, Inc. ......................................         19,080         1,215,778
     Penske Automotive Group, Inc. ..................................        118,352         2,413,197
     Pep Boys - Manny, Moe & Jack (The) .............................         65,330           751,295
    *Perry Ellis International, Inc. ................................         33,299           835,805
    #PetMed Express, Inc. ...........................................         28,546           284,604
   #*Pier 1 Imports, Inc. ...........................................         91,827         1,148,756
    *Pinnacle Entertainment, Inc. ...................................         72,817           824,288
     Pool Corp. .....................................................         35,744         1,044,440
    *Quiksilver, Inc. ...............................................        189,679           635,425
     R.G. Barry Corp. ...............................................         29,993           333,222
    *RadioShack Corp. ...............................................         59,364           707,025
    *Reading International, Inc. Class B ............................          2,340            14,625
    *Red Lion Hotels Corp. ..........................................         46,899           325,948
   #*Red Robin Gourmet Burgers, Inc. ................................         41,084         1,029,976
    #Regal Entertainment Group ......................................         42,976           620,573
    #Regis Corp. ....................................................         66,133         1,081,936
     Rent-A-Center, Inc. ............................................         16,045           547,937
    *Rentrak Corp. ..................................................         22,753           310,806
    *Rick's Cabaret International, Inc. .............................         23,683           185,201
    *Rocky Brands, Inc. .............................................         17,535           185,871
   #*Ruby Tuesday, Inc. .............................................         65,155           546,650
   #*Rue21, Inc. ....................................................          5,200           138,528
   #*Ruth's Hospitality Group, Inc. .................................         89,294           421,468
    #Ryland Group, Inc. (The) .......................................         29,887           403,474
    *Saga Communications, Inc. Class A ..............................         12,079           452,962
   #*Saks, Inc. .....................................................        221,647         2,342,809
     Salem Communications Corp. Class A .............................            300               747
    *Sally Beauty Holdings, Inc. ....................................         78,600         1,508,334
     Scholastic Corp. ...............................................         32,401           869,967
    *Scientific Games Corp. Class A .................................         15,240           132,436
    *Select Comfort Corp. ...........................................         89,608         1,861,158
     Service Corp. International ....................................         24,408           244,080
     Shiloh Industries, Inc. ........................................         48,220           380,938
    *Shoe Carnival, Inc. ............................................         32,435           885,151
    *Shuffle Master, Inc. ...........................................        113,803         1,207,450
   #*Shutterfly, Inc. ...............................................         44,735         1,864,107
     Sinclair Broadcast Group, Inc. Class A .........................         63,176           605,226
   #*Skechers U.S.A., Inc. Class A ..................................         52,918           754,611
    #Skyline Corp. ..................................................         16,961           114,656
    *Smith & Wesson Holding Corp. ...................................        148,948           440,886
     Sonesta International Hotels Corp. Class A .....................          4,587           105,960
    #Sonic Automotive, Inc. Class A .................................         22,697           332,965
    *Sonic Corp. ....................................................        108,038           800,562
     Spartan Motors, Inc. ...........................................         78,166           383,013
     Speedway Motorsports, Inc. .....................................         44,716           581,308
    *Sport Chalet, Inc. Class A .....................................         13,582            24,312
     Stage Stores, Inc. .............................................         44,376           693,597
     Standard Motor Products, Inc. ..................................         51,264           797,155
   #*Standard Pacific Corp. .........................................        143,448           436,082
    *Stanley Furniture Co., Inc. ....................................         23,797            73,533
    *Stein Mart, Inc. ...............................................        104,102           754,740
    *Steiner Leisure, Ltd. ..........................................         15,043           724,772
    *Steinway Musical Instruments, Inc. .............................         26,749           674,075
    *Steven Madden, Ltd. ............................................         57,766         2,131,565
    #Stewart Enterprises, Inc. Class A ..............................        121,212           780,605
    *Stoneridge, Inc. ...............................................         43,370           341,322
     Strattec Security Corp. ........................................          5,703           131,169
    #Strayer Education, Inc. ........................................          1,100            93,731
    #Sturm Ruger & Co., Inc. ........................................         31,391           951,775

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Superior Industries International, Inc. ........................         66,821   $     1,222,156
    *Syms Corp. .....................................................          2,978            23,258
    *Systemax, Inc. .................................................         69,501         1,051,550
   #*Talbots, Inc. ..................................................         23,500            61,805
    *Tandy Brands Accessories, Inc. .................................         15,855            16,410
    *Tandy Leather Factory, Inc. ....................................         22,365           111,825
   #*Tempur-Pedic International, Inc. ...............................         26,477         1,802,025
    #Texas Roadhouse, Inc. ..........................................         64,200           919,986
    #Thor Industries, Inc. ..........................................         50,891         1,345,558
    *Town Sports International Holdings, Inc. .......................         57,540           499,447
    *Trans World Entertainment Corp. ................................          9,128            18,165
    *True Religion Apparel, Inc. ....................................         38,960         1,321,523
   #*Tuesday Morning Corp. ..........................................         61,719           223,423
   #*Ulta Salon Cosmetics & Fragrance, Inc. .........................         44,461         2,991,781
    *Unifi, Inc. ....................................................         36,737           284,712
    *Universal Electronics, Inc. ....................................         27,516           511,522
    *Universal Technical Institute, Inc. ............................         55,534           793,026
   #*US Auto Parts Network, Inc. ....................................         52,987           296,727
    #Vail Resorts, Inc. .............................................         28,700         1,278,872
   #*Valassis Communications, Inc. ..................................         71,346         1,393,387
     Value Line, Inc. ...............................................          4,536            57,199
    *Valuevision Media, Inc. Class A ................................         64,033           210,028
   #*Vitacost.com, Inc. .............................................          6,847            41,972
   #*Vitamin Shoppe, Inc. ...........................................         10,666           402,215
   #*Wells-Gardner Electronics Corp. ................................         26,612            64,401
     Wendy's Co. (The) ..............................................         75,432           381,686
    *West Marine, Inc. ..............................................         49,650           451,318
    *Wet Seal, Inc. Class A (The) ...................................        245,066         1,026,827
    #Weyco Group, Inc. ..............................................         12,523           296,795
     Williams Controls, Inc. ........................................         20,302           225,352
     Winmark Corp. ..................................................          8,419           417,835
   #*Winnebago Industries, Inc. .....................................         27,714           225,592
     Wolverine World Wide, Inc. .....................................         31,054         1,177,878
    #World Wrestling Entertainment, Inc. ............................         15,069           158,375
   #*Zumiez, Inc. ...................................................         33,787           768,654
                                                                                       ---------------
Total Consumer Discretionary ........................................                      194,897,913
                                                                                       ---------------
Consumer Staples -- (4.0%)
     Alico, Inc. ....................................................         13,142           299,243
    *Alliance One International, Inc. ...............................        151,565           404,679
     Andersons, Inc. (The) ..........................................         18,692           690,109
    #Arden Group, Inc. Class A ......................................            199            18,051
    #B&G Foods, Inc. ................................................         64,164         1,361,560
   #*Boston Beer Co., Inc. Class A ..................................          8,300           734,384
     Bridgford Foods Corp. ..........................................          6,838            60,106
   .*Cagle's, Inc. Class A ..........................................          3,413            13,481
   #*Calavo Growers, Inc. ...........................................         25,032           564,972
     Cal-Maine Foods, Inc. ..........................................         24,900           829,668
     Casey's General Stores, Inc. ...................................         19,131           947,941
     CCA Industries, Inc. ...........................................         12,833            64,422
   #*Central European Distribution Corp. ............................         18,225            98,415
    *Central Garden & Pet Co. .......................................         32,613           282,102
    *Central Garden & Pet Co. Class A ...............................         83,069           730,177
   #*Chiquita Brands International, Inc. ............................        109,905           975,956
     Coca-Cola Bottling Co. .........................................         11,772           660,645
    *Craft Brewers Alliance, Inc. ...................................         44,279           290,027
    *Darling International, Inc. ....................................        119,523         1,675,712
    *Dean Foods Co. .................................................        215,173         2,091,482
    #Diamond Foods, Inc. ............................................         20,186         1,327,230
   #*Dole Food Co., Inc. ............................................         98,527         1,042,416
    *Elizabeth Arden, Inc. ..........................................         40,980         1,404,794

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    #Farmer Brothers Co. ............................................         26,315   $       153,943
     Fresh Del Monte Produce, Inc. ..................................         84,525         2,152,007
    *Golden Enterprises, Inc. .......................................          3,061            11,295
    *Griffin Land & Nurseries, Inc. .................................          2,305            61,820
    *Hain Celestial Group, Inc. (The) ...............................         51,402         1,725,051
    *Harbinger Group, Inc. ..........................................          4,697            24,143
   #*Heckmann Corp. .................................................        118,256           708,353
    #Imperial Sugar Co. .............................................         28,055           189,932
     Ingles Markets, Inc. Class A ...................................         30,086           454,299
    #Inter Parfums, Inc. ............................................         63,540         1,171,678
     J & J Snack Foods Corp. ........................................         22,538         1,162,285
    *John B. Sanfilippo & Son, Inc. .................................         15,716           135,158
    #Lancaster Colony Corp. .........................................         14,991           997,201
   #*Lifeway Foods, Inc. ............................................         28,187           297,091
    *Mannatech, Inc. ................................................         30,431            18,563
   #*Medifast, Inc. .................................................         24,652           405,279
     MGP Ingredients, Inc. ..........................................         40,936           268,540
     Nash-Finch Co. .................................................         29,338           772,176
    *National Beverage Corp. ........................................         84,622         1,431,804
    *Natural Alternatives International, Inc. .......................         17,104           104,334
     Nu Skin Enterprises, Inc. Class A ..............................         54,135         2,735,442
    *Nutraceutical International Corp. ..............................         26,269           362,512
     Oil-Dri Corp. of America .......................................         12,831           257,262
    *Omega Protein Corp. ............................................         46,385           502,350
     Orchids Paper Products Co. .....................................            810             9,461
    *Overhill Farms, Inc. ...........................................         36,970           143,074
    *Pantry, Inc. ...................................................         45,910           649,167
    *Parlux Fragrances, Inc. ........................................         46,816           157,302
    *Physicians Formula Holdings, Inc. ..............................         30,089            92,674
   #*Pilgrim's Pride Corp. ..........................................         69,553           350,547
    *Prestige Brands Holdings, Inc. .................................        109,941         1,163,176
    #PriceSmart, Inc. ...............................................         36,982         2,812,111
     Reliv' International, Inc. .....................................         25,871            38,548
   #*Revlon, Inc. ...................................................         52,135           767,949
     Rocky Mountain Chocolate Factory, Inc. .........................         12,843           110,321
     Ruddick Corp. ..................................................         46,400         2,028,144
    #Sanderson Farms, Inc. ..........................................         26,178         1,295,811
    *Schiff Nutrition International, Inc. ...........................         44,681           546,002
    *Seneca Foods Corp. Class A .....................................         21,266           447,649
    *Seneca Foods Corp. Class B .....................................          1,443            29,596
    *Smart Balance, Inc. ............................................        139,667           914,819
    #Snyders-Lance, Inc. ............................................         49,642         1,053,403
     Spartan Stores, Inc. ...........................................         54,363           930,695
    *Spectrum Brands Holdings, Inc. .................................         30,659           778,125
     SUPERVALU, Inc. ................................................        245,688         1,970,418
    *Susser Holdings Corp. ..........................................         38,284           840,717
    *Tofutti Brands, Inc. ...........................................          7,749            16,815
    #Tootsie Roll Industries, Inc. ..................................         23,254           576,002
    *TreeHouse Foods, Inc. ..........................................         37,236         2,284,056
    *United Natural Foods, Inc. .....................................         14,700           536,697
     United-Guardian, Inc. ..........................................         13,162           197,035
     Universal Corp. ................................................         33,850         1,449,457
   #*USANA Health Sciences, Inc. ....................................         21,249           735,215
    #Vector Group, Ltd. .............................................         48,712           855,870
     Village Super Market, Inc. .....................................         10,450           296,362
     WD-40 Co. ......................................................         12,802           563,544
     Weis Markets, Inc. .............................................         31,449         1,243,808
   #*Winn-Dixie Stores, Inc. ........................................        149,727           949,269
                                                                                       ---------------
Total Consumer Staples ..............................................                       59,503,929
                                                                                       ---------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Energy -- (5.4%)
    *Adams Resources & Energy, Inc. .................................          7,201   $       170,664
     Alon USA Energy, Inc. ..........................................         89,136           677,434
   #*Approach Resources, Inc. .......................................         46,357         1,131,574
   #*ATP Oil & Gas Corp. ............................................          8,348            88,071
    *Atwood Oceanics, Inc. ..........................................         25,552         1,092,092
    *Barnwell Industries, Inc. ......................................          8,064            27,498
    *Basic Energy Services, Inc. ....................................         59,752         1,095,852
     Berry Petroleum Co. Class A ....................................         44,765         1,546,631
    *Bill Barrett Corp. .............................................         44,221         1,839,594
    *BioFuel Energy Corp. ...........................................            604               302
    *Bolt Technology Corp. ..........................................         23,475           236,628
   #*BPZ Resources, Inc. ............................................        143,241           428,291
     Bristow Group, Inc. ............................................         48,818         2,430,160
    *Cal Dive International, Inc. ...................................        214,937           481,459
    *Callon Petroleum Co. ...........................................         84,480           397,901
     CARBO Ceramics, Inc. ...........................................         10,000         1,358,500
   #*Carrizo Oil & Gas, Inc. ........................................         25,807           701,950
   #*Clayton Williams Energy, Inc. ..................................         17,125         1,118,948
   #*Clean Energy Fuels Corp. .......................................         75,839           896,417
   #*Cloud Peak Energy, Inc. ........................................         26,114           599,316
    *Complete Production Services, Inc. .............................         37,929         1,244,071
   #*Comstock Resources, Inc. .......................................         40,795           744,101
   #*Contango Oil & Gas Co. .........................................         23,999         1,544,096
    *CREDO Petroleum Corp. ..........................................         22,880           220,792
    *Crimson Exploration, Inc. ......................................         54,327           161,894
     Crosstex Energy, Inc. ..........................................         91,818         1,196,389
    *CVR Energy, Inc. ...............................................         94,364         2,336,453
    *Dawson Geophysical Co. .........................................         15,727           454,510
     Delek US Holdings, Inc. ........................................         83,317         1,206,430
     DHT Holdings, Inc. .............................................        119,868           191,789
    *Double Eagle Petroleum Co. .....................................         24,548           217,986
   #*Endeavour International Corp. ..................................         57,507           533,665
    *Energy Partners, Ltd. ..........................................         81,408         1,167,391
    *ENGlobal Corp. .................................................         61,993           161,802
   #*Evolution Petroleum Corp. ......................................         26,244           181,346
    *Exterran Holdings, Inc. ........................................         73,792           701,024
    *FieldPoint Petroleum Corp. .....................................         18,199            47,499
   #*FX Energy, Inc. ................................................          9,442            55,897
    *Geokinetics, Inc. ..............................................         21,835            71,400
   #*GeoResources, Inc. .............................................         38,774         1,029,062
   #*Global Industries, Ltd. ........................................        117,251           932,145
   #*GMX Resources, Inc. ............................................        134,536           336,340
   #*Goodrich Petroleum Corp. .......................................         18,727           296,823
   #*Green Plains Renewable Energy, Inc. ............................         80,912           846,340
     Gulf Island Fabrication, Inc. ..................................         35,347           984,414
    *Gulfmark Offshore, Inc. Class A ................................         34,065         1,416,763
    *Gulfport Energy Corp. ..........................................         42,530         1,324,384
   #*Harvest Natural Resources, Inc. ................................         80,172           855,435
    *Helix Energy Solutions Group, Inc. .............................        119,387         2,156,129
   #*Hercules Offshore, Inc. ........................................        191,060           724,117
    *HKN, Inc. ......................................................         34,703            74,958
     HollyFrontier Corp. ............................................        179,388         5,505,418
   #*Hornbeck Offshore Services, Inc. ...............................         40,431         1,327,754
    #Houston American Energy Corp. ..................................         31,034           485,992
   #*ION Geophysical Corp. ..........................................         82,200           626,364
   #*James River Coal Co. ...........................................         20,036           207,373
    *Key Energy Services, Inc. ......................................         48,030           621,028
   #*Lucas Energy, Inc. .............................................         35,619            60,908
    #Lufkin Industries, Inc. ........................................         36,862         2,178,176
    *Matrix Service Co. .............................................         52,877           561,554
   #*Mexco Energy Corp. .............................................          4,172            28,495

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Mitcham Industries, Inc. .......................................         29,489   $       429,950
    *Natural Gas Services Group, Inc. ...............................         27,398           376,996
    *Newpark Resources, Inc. ........................................        158,874         1,418,745
   #*Northern Oil & Gas, Inc. .......................................         52,860         1,277,626
    *Oil States International, Inc. .................................          9,272           645,424
     Overseas Shipholding Group, Inc. ...............................         11,600           144,768
    *OYO Geospace Corp. .............................................          8,529           670,209
     Panhandle Oil & Gas, Inc. ......................................         13,381           445,855
    *Parker Drilling Co. ............................................        192,347         1,063,679
   #*Patriot Coal Corp. .............................................         75,460           947,778
     Penn Virginia Corp. ............................................          9,106            55,456
   #*Petroleum Development Corp. ....................................         32,000           835,520
   #*PetroQuest Energy, Inc. ........................................        117,664           857,771
    *PHI, Inc. Non-Voting ...........................................         26,606           587,194
    *PHI, Inc. Voting ...............................................            200             4,215
   #*Pioneer Drilling Co. ...........................................        101,927         1,008,058
    *PostRock Energy Corp. ..........................................         20,905            91,982
    *Pyramid Oil Co. ................................................          9,884            35,681
    *REX American Resources Corp. ...................................         18,425           336,072
   #*Rex Energy Corp. ...............................................         72,086         1,115,891
   #*Rosetta Resources, Inc. ........................................         58,799         2,607,148
    #RPC, Inc. ......................................................         95,995         1,782,627
    *SemGroup Corp. Class A .........................................          3,062            85,675
   #Ship Finance International, Ltd. ................................         84,106         1,203,557
    *Stone Energy Corp. .............................................         36,575           888,407
    *Swift Energy Co. ...............................................         41,144         1,259,829
    *Tesco Corp. ....................................................          9,474           146,563
    *Tetra Technologies, Inc. .......................................         66,146           628,387
    *TGC Industries, Inc. ...........................................         41,942           234,036
   #*Triangle Petroleum Corp. .......................................          4,605            25,972
    *Union Drilling, Inc. ...........................................         67,841           508,129
   #*USEC, Inc. .....................................................        121,803           255,786
    *VAALCO Energy, Inc. ............................................        139,912           952,801
    *Venoco, Inc. ...................................................          3,403            33,145
    #W&T Offshore, Inc. .............................................         43,664           859,744
    *Warren Resources, Inc. .........................................        175,302           548,695
   #*Western Refining, Inc. .........................................        202,287         3,232,546
    *Westmoreland Coal Co. ..........................................         11,694           128,751
    *Willbros Group, Inc. ...........................................         89,196           454,008
     World Fuel Services Corp. ......................................         10,400           414,440
   #*Zion Oil & Gas, Inc. ...........................................         18,929            55,082
                                                                                       ---------------
Total Energy ........................................................                       79,991,987
                                                                                       ---------------
Financials -- (14.3%)
    *1st Constitution Bancorp .......................................            141               963
     1st Source Corp. ...............................................         49,500         1,189,980
    *1st United Bancorp, Inc. .......................................         26,075           135,069
    *21st Century Holding Co. .......................................         16,568            40,426
    *Access National Corp. ..........................................          6,930            56,826
     Advance America Cash Advance Centers, Inc. .....................        135,553         1,142,712
    *Affirmative Insurance Holdings, Inc. ...........................         30,187            42,866
     Alliance Bancorp, Inc. of Pennsylvania .........................          1,066            10,362
    #Alliance Financial Corp. .......................................          1,763            54,283
    *Altisource Portfolio Solutions SA ..............................            200             8,050
    #American Equity Investment Life Holding Co. ....................         81,431           882,712
    *American Independence Corp. ....................................          5,414            25,419
     American National Bankshares, Inc. .............................          3,612            67,617
    *American River Bankshares ......................................          7,219            35,951
    *American Safety Insurance Holdings, Ltd. .......................         24,157           493,044
    *Ameris Bancorp .................................................         56,959           572,438
    *AMERISAFE, Inc. ................................................         45,517           980,891

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *AmeriServe Financial, Inc. .....................................         63,591   $       124,002
    #AmTrust Financial Services, Inc. ...............................         65,304         1,657,416
     Argo Group International Holdings, Ltd. ........................         37,907         1,144,412
    #Arrow Financial Corp. ..........................................         25,691           599,628
   #*Asset Acceptance Capital Corp. .................................         42,086           126,258
     Asta Funding, Inc. .............................................         33,003           266,004
     Astoria Financial Corp. ........................................         90,189           748,569
     Atlantic American Corp. ........................................          4,900             8,967
    *Atlantic Coast Financial Corp. .................................          4,934             6,908
     Auburn National Bancorporation, Inc. ...........................            300             5,802
    *Avatar Holdings, Inc. ..........................................         20,694           196,593
     Baldwin & Lyons, Inc. Class A ..................................            550            13,134
     Baldwin & Lyons, Inc. Class B ..................................         20,719           477,159
    #BancFirst Corp. ................................................         21,647           837,739
     Bancorp of New Jersey, Inc. ....................................            159             1,437
     Bancorp Rhode Island, Inc. .....................................          2,053            89,511
    *Bancorp, Inc. ..................................................         83,764           673,463
    #BancorpSouth, Inc. .............................................         30,306           296,090
    *BancTrust Financial Group, Inc. ................................         18,534            30,210
     Bank Mutual Corp. ..............................................         40,432           134,639
     Bank of Commerce Holdings ......................................            200               690
     Bank of Kentucky Financial Corp. ...............................          2,075            44,820
    #Bank of the Ozarks, Inc. .......................................         39,620           985,349
     BankFinancial Corp. ............................................         36,434           291,472
     Banner Corp. ...................................................         24,686           433,733
     Bar Harbor Bankshares ..........................................          4,230           120,597
     BCB Bancorp, Inc. ..............................................          3,171            30,917
     Beacon Federal Bancorp, Inc. ...................................            288             4,032
    *Beneficial Mutual Bancorp, Inc. ................................         82,244           675,223
    *Berkshire Bancorp, Inc. ........................................            150               993
     Berkshire Hills Bancorp, Inc. ..................................         49,385           988,688
    *BofI Holding, Inc. .............................................         25,688           393,026
     Boston Private Financial Holdings, Inc. ........................        200,816         1,522,185
    #Bridge Bancorp, Inc. ...........................................          2,572            49,511
    *Bridge Capital Holdings ........................................          4,827            53,242
     Brookline Bancorp, Inc. ........................................        146,007         1,220,619
     Bryn Mawr Bank Corp. ...........................................         27,706           508,682
     C&F Financial Corp. ............................................            200             4,660
     Calamos Asset Management, Inc. Class A .........................         43,427           542,403
     California First National Bancorp ..............................          3,097            51,627
    *Camco Financial Corp. ..........................................            750               900
     Camden National Corp. ..........................................         14,125           419,230
    *Capital Bank Corp. .............................................          5,867            12,321
    #Capital City Bank Group, Inc. ..................................         25,162           256,401
    .Capital Properties, Inc. Class B ...............................            550                --
     Capital Southwest Corp. ........................................          7,574           666,588
     CapitalSource, Inc. ............................................          3,944            25,084
     Capitol Federal Financial, Inc. ................................         32,594           361,467
     Cardinal Financial Corp. .......................................         69,088           742,005
     Cash America International, Inc. ...............................         31,952         1,749,372
     Cathay General Bancorp .........................................         99,043         1,385,612
     Center Bancorp, Inc. ...........................................         34,326           318,545
    *Center Financial Corp. .........................................         64,081           421,012
     Centerstate Banks, Inc. ........................................         30,337           172,314
     Central Bancorp, Inc. ..........................................            300             5,523
    *Central Pacific Financial Corp. ................................            100             1,219
     Century Bancorp, Inc. Class A ..................................          1,209            32,728
     CFS Bancorp, Inc. ..............................................          7,141            34,848
     Chemical Financial Corp. .......................................         44,660           899,006
    *Chicopee Bancorp, Inc. .........................................          2,287            31,812
    *Citizens Community Bancorp, Inc. ...............................         17,782            91,044

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Citizens Holding Co. ...........................................            592   $        10,582
     Citizens South Banking Corp. ...................................          3,301            13,534
   #*Citizens, Inc. .................................................        107,210           840,526
    #City Holding Co. ...............................................         39,791         1,307,532
     CKX Lands, Inc. ................................................            702             8,600
     Clifton Savings Bancorp, Inc. ..................................         54,272           552,489
    #CNB Financial Corp. ............................................          9,045           129,524
    *CNO Financial Group, Inc. ......................................        336,171         2,101,069
     CoBiz Financial, Inc. ..........................................         81,763           433,344
     Codorus Valley Bancorp, Inc. ...................................          1,504            13,461
    #Cohen & Steers, Inc. ...........................................         21,178           575,406
    *Colonial Financial Services, Inc. ..............................          4,279            52,525
    *Colony Bankcorp, Inc. ..........................................          4,029             9,347
     Columbia Banking System, Inc. ..................................         53,432         1,018,948
     Commercial National Financial Corp. ............................            700            15,043
    #Community Bank System, Inc. ....................................         46,773         1,195,518
    *Community Capital Corp. ........................................            279               753
     Community Trust Bancorp, Inc. ..................................         39,291         1,113,114
    *Community West Bancshares ......................................          2,300             5,520
   #*CompuCredit Holdings Corp. .....................................         40,492           126,335
    *Consolidated-Tokoma Land Co. ...................................         11,333           339,423
   #*Cowen Group, Inc. ..............................................        253,864           690,510
     Crawford & Co. Class A .........................................         57,633           272,604
     Crawford & Co. Class B .........................................         33,707           239,657
    *Credit Acceptance Corp. ........................................         25,762         1,775,517
    *Crescent Financial Corp. .......................................         25,620           108,373
    #CVB Financial Corp. ............................................        121,465         1,179,425
    #Delphi Financial Group, Inc. Class A ...........................         66,399         1,758,246
   #*DFC Global Corp. ...............................................         43,075           944,204
   #*Diamond Hill Investment Group, Inc. ............................          5,337           401,769
     Dime Community Bancshares, Inc. ................................         86,140         1,026,789
     Donegal Group, Inc. Class A ....................................         46,478           581,905
     Donegal Group, Inc. Class B ....................................            870            14,546
    *Doral Financial Corp. ..........................................          2,398             2,878
    #Duff & Phelps Corp. ............................................         19,562           248,242
     Eastern Insurance Holdings, Inc. ...............................         23,052           305,208
     Eastern Virginia Bankshares, Inc. ..............................          1,296             2,462
     ECB Bancorp, Inc. ..............................................            295             3,292
     Edelman Financial Group, Inc. ..................................         64,454           447,311
   #*eHealth, Inc. ..................................................         57,935           860,335
     EMC Insurance Group, Inc. ......................................         27,650           537,516
     Employers Holdings, Inc. .......................................         65,370         1,060,301
    *Encore Bancshares, Inc. ........................................         16,785           197,392
    *Encore Capital Group, Inc. .....................................         47,794         1,294,739
     Endurance Specialty Holdings, Ltd. .............................         55,968         2,082,010
    *Enstar Group, Ltd. .............................................         14,809         1,361,984
    *Enterprise Bancorp, Inc. .......................................          2,244            32,314
     Enterprise Financial Services Corp. ............................         36,640           565,355
     Epoch Holding Corp. ............................................         36,879           759,707
     ESB Financial Corp. ............................................          6,039            83,640
     ESSA Bancorp, Inc. .............................................         31,805           351,127
     Evans Bancorp, Inc. ............................................          1,635            19,734
     Evercore Partners, Inc. Class A ................................         11,815           324,204
    *EZCORP, Inc. ...................................................         46,230         1,284,269
    #F.N.B. Corp. ...................................................        184,289         1,859,476
     FBL Financial Group, Inc. Class A ..............................         40,672         1,327,941
     Federal Agricultural Mortgage Corp. Class A ....................          1,115            15,008
     Federal Agricultural Mortgage Corp. Class C ....................         24,522           494,854
     Fidelity Bancorp, Inc. .........................................            692             5,730
     Fidelity Southern Corp. ........................................         22,165           146,289
     Financial Institutions, Inc. ...................................         23,596           386,502

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *First Acceptance Corp. .........................................        124,814   $       167,251
     First Advantage Bancorp ........................................            925            11,627
     First American Financial Corp. .................................        105,527         1,266,324
     First Bancorp ..................................................         30,186           382,758
   #*First Bancorp, Inc. ............................................          3,301            47,501
    *First Bancshares, Inc. .........................................            400             2,058
     First Bancshares, Inc. (The) ...................................            300             2,400
     First Busey Corp. ..............................................        124,549           635,200
     First Business Financial Services, Inc. ........................            700            11,256
    *First California Financial Group, Inc. .........................         17,005            55,606
    *First Cash Financial Services, Inc. ............................         35,862         1,488,273
     First Commonwealth Financial Corp. .............................        102,836           474,074
     First Community Bancshares, Inc. ...............................         38,079           457,329
    *First Defiance Financial Corp. .................................         22,215           315,675
   #*First Federal Bancshares of Arkansas, Inc. .....................            396             2,222
    *First Federal of Northern Michigan Bancorp, Inc. ...............          2,000             7,100
     First Financial Bancorp ........................................         74,874         1,227,934
    #First Financial Bankshares, Inc. ...............................         25,372           805,815
     First Financial Corp. ..........................................         32,474         1,067,096
     First Financial Holdings, Inc. .................................         25,101           187,002
    *First Financial Northwest, Inc. ................................         33,271           184,321
    *First Financial Service Corp. ..................................            779             1,137
     First Interstate Bancsystem, Inc. ..............................         10,486           132,543
     First M&F Corp. ................................................            911             2,879
    *First Marblehead Corp. (The) ...................................         64,815            62,222
     First Merchants Corp. ..........................................         61,371           494,650
     First Midwest Bancorp, Inc. ....................................         76,275           687,238
     First Pactrust Bancorp, Inc. ...................................         15,286           192,298
    *First Place Financial Corp. ....................................         20,521            17,246
    *First Security Group, Inc. .....................................            913             2,739
   #*First South Bancorp, Inc. ......................................         17,129            68,516
    #First United Corp. .............................................            500             1,860
     First West Virginia Bancorp, Inc. ..............................            432             6,456
     Firstbank Corp. ................................................            233             1,174
    *FirstCity Financial Corp. ......................................         20,633           131,432
     FirstMerit Corp. ...............................................        117,478         1,645,867
     Flagstone Reinsurance Holdings SA ..............................         80,600           684,294
     Flushing Financial Corp. .......................................         74,478           913,100
   #*FNB United Corp. ...............................................          4,702             1,077
    *Forestar Group, Inc. ...........................................         63,269           822,497
     Fox Chase Bancorp, Inc. ........................................         34,290           434,111
    #Fulton Financial Corp. .........................................          1,784            16,841
    #GAMCO Investors, Inc. ..........................................          4,608           217,037
    #German American Bancorp, Inc. ..................................         29,938           520,023
     GFI Group, Inc. ................................................        182,380           787,882
    #Glacier Bancorp, Inc. ..........................................         84,972           964,432
    *Gleacher & Co., Inc. ...........................................         39,755            50,886
    *Global Indemnity P.L.C. ........................................         23,114           466,672
     Great Southern Bancorp, Inc. ...................................         26,456           526,210
    *Greene Bancshares, Inc. ........................................          1,898             2,619
    *Greenlight Capital Re, Ltd. Class A ............................         40,615           915,056
    *Guaranty Bancorp ...............................................         12,056            16,034
    *Guaranty Federal Bancshares, Inc. ..............................          3,766            21,504
    *Hallmark Financial Services, Inc. ..............................         42,332           328,496
     Hampden Bancorp, Inc. ..........................................          7,411            93,008
    #Hancock Holding Co. ............................................         26,608           806,222
     Hanover Insurance Group, Inc. (The) ............................         10,334           394,345
     Harleysville Group, Inc. .......................................         36,351         2,135,985
    *Harleysville Savings Financial Corp. ...........................            101             1,480
    *Harris & Harris Group, Inc. ....................................         79,037           310,615
     Hawthorn Bancshares, Inc. ......................................          1,609             9,429

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Heartland Financial USA, Inc. ..................................         35,565   $       555,881
    *Heritage Commerce Corp. ........................................         22,095           106,719
     Heritage Financial Corp. .......................................         13,995           176,477
     Heritage Financial Group, Inc. .................................         22,052           233,090
     HF Financial Corp. .............................................          2,659            24,676
    *HFF, Inc. ......................................................         57,006           627,066
    *Hilltop Holdings, Inc. .........................................        117,518           926,042
    *Hingham Institution for Savings ................................            559            26,810
   #*HMN Financial, Inc. ............................................          3,471             6,456
    *Home Bancorp, Inc. .............................................          1,082            15,905
     Home Bancshares, Inc. ..........................................         42,363           993,412
     Home Federal Bancorp, Inc. .....................................         37,827           380,161
     HopFed Bancorp, Inc. ...........................................          7,718            46,540
     Horace Mann Educators Corp. ....................................         60,870           818,702
     Horizon Bancorp ................................................            836            21,209
     Hudson Valley Holding Corp. ....................................          6,836           148,478
    #IBERIABANK Corp. ...............................................         45,942         2,376,120
    *ICG Group, Inc. ................................................         70,419           759,821
    #Independence Holding Co. .......................................         34,397           285,151
    #Independent Bank Corp. (453836108) .............................         51,971         1,347,088
    *Independent Bank Corp. (453838609) .............................         21,165            36,404
     Indiana Community Bancorp ......................................          1,214            18,416
     Infinity Property & Casualty Corp. .............................         17,124           992,507
     Interactive Brokers Group, Inc. Class A ........................         49,673           763,971
     International Bancshares Corp. .................................         70,364         1,274,996
    *Intervest Bancshares Corp. .....................................          8,193            22,858
    *INTL FCStone, Inc. .............................................         36,812           892,323
    *Investment Technology Group, Inc. ..............................         36,642           418,085
   #*Investors Bancorp, Inc. ........................................        121,087         1,680,688
    *Investors Capital Holdings, Ltd. ...............................          5,056            24,648
    *Investors Title Co. ............................................            934            33,783
    *Jacksonville Bancorp, Inc. .....................................            185               788
    #JMP Group, Inc. ................................................         54,275           402,721
     Kaiser Federal Financial Group, Inc. ...........................         23,115           271,832
    #KBW, Inc. ......................................................         27,597           390,774
     Kearny Financial Corp. .........................................         61,430           597,714
     Kemper Corp. ...................................................         79,614         2,140,820
    #Kennedy-Wilson Holdings, Inc. ..................................          9,050           112,401
     Kentucky First Federal Bancorp .................................          3,402            20,990
    *Knight Capital Group, Inc. Class A .............................        139,667         1,744,441
     Lake Shore Bancorp, Inc. .......................................            338             3,248
     Lakeland Bancorp, Inc. .........................................         59,141           549,420
     Lakeland Financial Corp. .......................................         37,266           890,285
     Landmark Bancorp, Inc. .........................................          2,126            33,474
    #Life Partners Holdings, Inc. ...................................         15,804           108,573
     LNB Bancorp, Inc. ..............................................         14,057            63,116
    *Louisiana Bancorp, Inc. ........................................          8,396           135,511
   #*Macatawa Bank Corp. ............................................         44,847           119,742
    *Magyar Bancorp, Inc. ...........................................          1,709             5,042
     Maiden Holdings, Ltd. ..........................................         81,147           661,348
     MainSource Financial Group, Inc. ...............................         45,851           430,082
     MarketAxess Holdings, Inc. .....................................         48,452         1,416,252
    *Marlin Business Services Corp. .................................         29,823           351,613
     Mayflower Bancorp, Inc. ........................................            100               825
     MB Financial, Inc. .............................................         69,752         1,155,791
   #*MBIA, Inc. .....................................................        208,470         1,834,536
    *MBT Financial Corp. ............................................         30,887            39,535
     MCG Capital Corp. ..............................................        183,333           850,665
     Meadowbrook Insurance Group, Inc. ..............................        117,637         1,218,719
     Medallion Financial Corp. ......................................         44,700           531,930
    *Mercantile Bancorp, Inc. .......................................            918               459

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
   #*Mercantile Bank Corp. ..........................................         11,224   $       102,475
     Merchants Bancshares, Inc. .....................................         14,947           425,541
    *Meridian Interstate Bancorp, Inc. ..............................         33,542           437,052
     Meta Financial Group, Inc. .....................................          3,761            56,979
    *Metro Bancorp, Inc. ............................................         30,777           254,526
    *MetroCorp Bancshares, Inc. .....................................         17,385           109,178
   .*MF Global Holdings, Ltd. .......................................        158,266            94,960
     MicroFinancial, Inc. ...........................................         17,150            96,898
     Mid Penn Bancorp, Inc. .........................................            531             3,982
     MidSouth Bancorp, Inc. .........................................         18,736           257,245
     MidWestOne Financial Group, Inc. ...............................          4,319            61,762
     Montpelier Re Holdings, Ltd. ...................................         91,408         1,599,640
     MutualFirst Financial, Inc. ....................................          5,459            40,779
    *Nara Bancorp, Inc. .............................................         70,975           601,868
   #*National Financial Partners Corp. ..............................         74,855         1,023,268
    #National Interstate Corp. ......................................         37,037           985,184
     National Penn Bancshares, Inc. .................................        219,986         1,715,891
     National Security Group, Inc. ..................................          1,000            10,575
     National Western Life Insurance Co. Class A ....................          1,700           244,409
     Naugatuck Valley Financial Corp. ...............................             99               752
    *Navigators Group, Inc. (The) ...................................         21,819           995,383
     NBT Bancorp, Inc. ..............................................         33,598           723,029
     Nelnet, Inc. Class A ...........................................         58,422         1,254,905
    *New Century Bancorp, Inc. ......................................          1,478             4,124
     New England Bancshares, Inc. ...................................         19,498           195,175
     New Hampshire Thrift Bancshares, Inc. ..........................          2,734            31,086
    *NewBridge Bancorp ..............................................         11,623            46,492
    *Newport Bancorp, Inc. ..........................................            700             8,687
    *NewStar Financial, Inc. ........................................        116,369         1,247,476
     North Central Bancshares, Inc. .................................            400             6,756
    *North Valley Bancorp ...........................................          1,279            12,918
     Northeast Bancorp ..............................................             38               484
     Northeast Community Bancorp, Inc. ..............................         35,308           204,080
     Northfield Bancorp, Inc. .......................................         54,544           753,253
     Northrim Bancorp, Inc. .........................................          6,560           124,312
     Northwest Bancshares, Inc. .....................................        181,114         2,258,492
     Norwood Financial Corp. ........................................            576            13,421
     Ocean Shore Holding Co. ........................................            205             2,150
     OceanFirst Financial Corp. .....................................         41,553           541,851
    *Ocwen Financial Corp. ..........................................        119,341         1,730,444
     Ohio Valley Banc Corp. .........................................            600            10,410
     Old National Bancorp ...........................................        160,712         1,859,438
   #*Old Second Bancorp, Inc. .......................................          7,453             9,689
    *OmniAmerican Bancorp, Inc. .....................................          7,341           108,280
     OneBeacon Insurance Group, Ltd. Class A ........................         39,239           597,218
     Oppenheimer Holdings, Inc. Class A .............................          6,932           121,795
     Oriental Financial Group, Inc. .................................         93,752           992,834
    #Oritani Financial Corp. ........................................         95,133         1,232,924
   #*Pacific Capital Bancorp ........................................            494            12,790
     Pacific Continental Corp. ......................................         44,439           385,286
    *Pacific Mercantile Bancorp .....................................         22,505            68,415
    *Pacific Premier Bancorp, Inc. ..................................          2,269            14,794
     PacWest Bancorp ................................................         44,158           778,947
    #Park National Corp. ............................................         14,189           847,225
    *Park Sterling Corp. ............................................          8,325            32,051
     Parkvale Financial Corp. .......................................          3,978            85,607
    *Patriot National Bancorp .......................................            498               921
    *Peapack-Gladstone Financial Corp. ..............................         11,840           119,821
    #Penns Woods Bancorp, Inc. ......................................          3,062           112,467
   #*Penson Worldwide, Inc. .........................................         25,872            31,823
     Peoples Bancorp of North Carolina ..............................            986             5,492

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Peoples Bancorp, Inc. ..........................................         19,398   $       256,636
    *PHH Corp. ......................................................         75,947         1,401,222
    *Phoenix Cos., Inc. (The) .......................................        288,480           429,835
    *PICO Holdings, Inc. ............................................         44,495         1,016,266
   #*Pinnacle Financial Partners, Inc. ..............................         92,482         1,388,155
    *Piper Jaffray Cos., Inc. .......................................         17,595           365,272
     Platinum Underwriters Holdings, Ltd. ...........................         36,432         1,261,640
     Porter Bancorp, Inc. ...........................................          1,886             4,828
   #*Portfolio Recovery Associates, Inc. ............................         18,701         1,311,688
    *Preferred Bank .................................................          2,821            22,709
    *Premier Financial Bancorp, Inc. ................................          2,848            13,471
     Presidential Life Corp. ........................................         51,014           506,059
    #Primerica, Inc. ................................................         40,138           908,323
   #*Primus Guaranty, Ltd. ..........................................         37,536           219,210
     PrivateBancorp, Inc. ...........................................         71,600           780,440
     ProAssurance Corp. .............................................          5,311           406,557
     Prosperity Bancshares, Inc. ....................................         35,606         1,370,475
   #*Providence Community Bancshares, Inc. ..........................            200                95
     Provident Financial Holdings, Inc. .............................          6,455            59,192
     Provident Financial Services, Inc. .............................         83,872         1,086,142
     Provident New York Bancorp .....................................         72,730           505,474
    #Prudential Bancorp, Inc. of Pennsylvania .......................          1,700             8,517
     Pulaski Financial Corp. ........................................         12,796            87,525
     Pzena Investment Management, Inc. Class A ......................          6,732            29,150
     QC Holdings, Inc. ..............................................         25,720            83,847
     Radian Group, Inc. .............................................         88,300           207,505
     Renasant Corp. .................................................         55,830           805,069
     Republic Bancorp, Inc. Class A .................................         34,028           692,130
    *Republic First Bancorp, Inc. ...................................         11,514            18,768
     Resource America, Inc. Class A .................................         44,338           215,926
    *Riverview Bancorp, Inc. ........................................          8,195            19,012
    #RLI Corp. ......................................................         23,084         1,623,729
     Rockville Financial, Inc. ......................................         71,407           717,640
   #*Rodman & Renshaw Capital Group, Inc. ...........................         42,932            31,770
     Roma Financial Corp. ...........................................         50,990           493,073
    *Royal Bancshares of Pennsylvania, Inc. Class A .................          9,210             8,473
     S&T Bancorp, Inc. ..............................................         59,748         1,115,495
    #S.Y. Bancorp, Inc. .............................................         23,082           475,028
    *Safeguard Scientifics, Inc. ....................................         51,139           864,760
     Safety Insurance Group, Inc. ...................................         25,494         1,086,554
     Salisbury Bancorp, Inc. ........................................            276             6,348
     Sandy Spring Bancorp, Inc. .....................................         53,796           915,070
    *Savannah Bancorp, Inc. (The) ...................................            100               560
     SCBT Financial Corp. ...........................................         30,032           886,845
     SeaBright Holdings, Inc. .......................................         38,162           274,003
    *Security National Financial Corp. Class A ......................          2,482             3,028
     Selective Insurance Group, Inc. ................................         76,124         1,220,268
     Shore Bancshares, Inc. .........................................          7,547            38,792
     SI Financial Group, Inc. .......................................         35,417           313,440
    *Siebert Financial Corp. ........................................          7,500            11,400
     Sierra Bancorp .................................................         26,800           293,192
     Simmons First National Corp. Class A ...........................         38,041           987,544
     Somerset Hills Bancorp .........................................         16,578           126,987
    *Southcoast Financial Corp. .....................................             62               103
    *Southern Community Financial Corp. .............................         39,963            42,161
    *Southern Connecticut Bancorp, Inc. .............................            100               233
    *Southern First Bancshares, Inc. ................................          2,674            20,911
     Southern Missouri Bancorp, Inc. ................................            400             8,960
    *Southern National Bancorp of Virginia, Inc. ....................            342             2,090
    #Southside Bancshares, Inc. .....................................         37,269           766,623
    *Southwest Bancorp, Inc. ........................................         41,606           195,548

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Southwest Georgia Financial Corp. ..............................          1,439   $        10,757
   #*St. Joe Co. (The) ..............................................         15,531           222,870
     StanCorp Financial Group, Inc. .................................         21,366           725,162
     State Auto Financial Corp. .....................................         42,145           560,107
    #State Bancorp, Inc. ............................................         28,585           338,161
     StellarOne Corp. ...............................................         53,291           638,959
     Sterling Bancorp ...............................................         65,967           544,228
    #Stewart Information Services Corp. .............................         11,500           115,460
   #*Stifel Financial Corp. .........................................         10,639           339,065
    *Stratus Properties, Inc. .......................................         14,485           107,624
   #*Suffolk Bancorp ................................................         11,960           101,780
     Summit State Bank ..............................................            800             4,612
   #*Sun Bancorp, Inc. ..............................................         41,423           123,026
     Susquehanna Bancshares, Inc. ...................................        166,247         1,206,953
    *Sussex Bancorp .................................................            823             4,329
     SWS Group, Inc. ................................................         24,915           137,282
     Symetra Financial Corp. ........................................         46,431           430,415
    #Synovus Financial Corp. ........................................         33,667            50,500
   #*Taylor Capital Group, Inc. .....................................         29,484           273,906
     Teche Holding Co. ..............................................          2,950            93,515
    *Tejon Ranch Co. ................................................         39,621         1,029,750
   #*Tennessee Commerce Bancorp, Inc. ...............................          9,518             1,239
     Territorial Bancorp, Inc. ......................................         16,505           324,323
   #*Texas Capital Bancshares, Inc. .................................         38,500         1,078,000
     TF Financial Corp. .............................................            840            16,296
    *Thomas Properties Group, Inc. ..................................         73,680           186,410
    *Tidelands Bancshares, Inc. .....................................            800               140
    *Timberland Bancorp, Inc. .......................................          8,451            36,846
    #Tompkins Financial Corp. .......................................         26,271         1,035,866
     Tower Bancorp, Inc. ............................................         16,355           420,651
    *Tower Financial Corp. ..........................................            382             3,010
    #Tower Group, Inc. ..............................................         52,328         1,241,743
    #TowneBank ......................................................         47,255           588,797
    *Tree.com, Inc. .................................................         13,782            74,423
     TriCo Bancshares ...............................................         29,676           440,095
    #Trustco Bank Corp. .............................................        150,791           747,923
    #Trustmark Corp. ................................................         85,848         1,900,675
     UMB Financial Corp. ............................................         43,855         1,616,934
     Umpqua Holdings Corp. ..........................................        150,122         1,718,897
     Unico American Corp. ...........................................          4,300            50,826
     Union First Market Bankshares Corp. ............................         43,654           559,644
    *United Bancshares, Inc. ........................................            110               882
    #United Bankshares, Inc. ........................................         46,144         1,095,459
   #*United Community Banks, Inc. ...................................         25,687           189,827
    *United Community Financial Corp. ...............................          7,977             9,493
     United Financial Bancorp, Inc. .................................         38,446           620,518
     United Fire & Casualty Co. .....................................         33,608           632,166
    *United Security Bancshares .....................................         37,772           105,384
    *Unity Bancorp, Inc. ............................................          5,784            37,018
     Universal Insurance Holdings, Inc. .............................         95,391           402,550
     Univest Corp. of Pennsylvania ..................................         36,463           554,602
     ViewPoint Financial Group ......................................         81,712         1,051,633
    *Virginia Commerce Bancorp, Inc. ................................         78,618           500,010
    *Virtus Investment Partners, Inc. ...............................         10,319           643,906
     VIST Financial Corp. ...........................................            726             4,937
     VSB Bancorp, Inc. ..............................................            478             4,780
     Washington Banking Co. .........................................         34,307           405,509
     Washington Federal, Inc. .......................................        107,367         1,465,560
     Washington Trust Bancorp, Inc. .................................         38,579           905,835
    *Waterstone Financial, Inc. .....................................         75,617           195,848
     Wayne Savings Bancshares, Inc. .................................            132             1,099

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Webster Financial Corp. ........................................        117,064   $     2,299,137
     WesBanco, Inc. .................................................         58,537         1,162,545
     West Bancorporation, Inc. ......................................         42,057           413,841
    *West Coast Bancorp .............................................         38,674           577,403
    #Westamerica Bancorporation .....................................         15,290           685,298
    *Western Alliance Bancorp .......................................        219,102         1,424,163
     Westfield Financial, Inc. ......................................         65,360           464,710
    #Westwood Holdings Group, Inc. ..................................         13,319           488,008
     White River Capital, Inc. ......................................            538            10,351
    *Wilshire Bancorp, Inc. .........................................         35,358           120,924
    #Wintrust Financial Corp. .......................................         47,811         1,380,782
   #*World Acceptance Corp. .........................................         21,517         1,455,625
    *WSB Holdings, Inc. .............................................            800             1,828
    *WSFS Financial Corp. ...........................................            359            14,270
     WVS Financial Corp. ............................................            700             6,475
    *ZipRealty, Inc. ................................................         39,061            73,825
                                                                                       ---------------
Total Financials ....................................................                      211,671,947
                                                                                       ---------------
Health Care -- (8.3%)
    *Abaxis, Inc. ...................................................         18,342           514,677
   #*ABIOMED, Inc. ..................................................         41,973           632,113
    *Accelr8 Technology Corp. .......................................          1,207             3,464
    *Accuray, Inc. ..................................................        106,455           425,820
   #*Achillion Pharmaceuticals, Inc. ................................          1,258             7,976
    *Adcare Health Systems, Inc. ....................................         10,056            43,844
    *Addus HomeCare Corp. ...........................................          8,374            32,240
    *Adolor Corp. ...................................................          7,817            34,864
   #*ADVENTRX Pharmaceuticals, Inc. .................................         61,258            67,996
    *Affymax, Inc. ..................................................         65,582           348,896
   #*Affymetrix, Inc. ...............................................        168,316           940,886
   #*Air Methods Corp. ..............................................         22,944         1,854,334
    *Albany Molecular Research, Inc. ................................         75,011           240,785
   #*Align Technology, Inc. .........................................         63,420         1,460,563
    *Alkermes P.L.C. ................................................         70,267         1,228,970
   #*Alliance HealthCare Services, Inc. .............................         62,791            69,698
    *Allied Healthcare Products, Inc. ...............................          1,200             4,296
    *Almost Family, Inc. ............................................         12,732           237,324
   #*Alnylam Pharmaceuticals, Inc. ..................................         17,654           143,350
    *Alphatec Holdings, Inc. ........................................        159,763           330,709
   #*AMAG Pharmaceuticals, Inc. .....................................         20,643           291,273
   #*Amedisys, Inc. .................................................         25,186           330,692
    *American Dental Partners, Inc. .................................         36,306           383,391
    *American Shared Hospital Services ..............................          2,300             5,980
   #*AMERIGROUP Corp. ...............................................          9,497           528,318
    *AMN Healthcare Services, Inc. ..................................         71,330           338,104
    *Amsurg Corp. ...................................................         37,107           939,920
    *Anadys Pharmaceuticals, Inc. ...................................         26,737            98,392
     Analogic Corp. .................................................         12,500           676,000
    *AngioDynamics, Inc. ............................................         61,150           942,322
    *Anika Therapeutics, Inc. .......................................         30,637           186,886
    *ARCA Biopharma, Inc. ...........................................         13,311            15,175
   #*Ardea Biosciences, Inc. ........................................         12,362           246,127
   #*Ariad Pharmaceuticals, Inc. ....................................        193,800         2,253,894
     Arrhythmia Research Technology, Inc. ...........................          6,700            23,450
    *ArthroCare Corp. ...............................................         13,752           414,623
     Assisted Living Concepts, Inc. .................................         42,868           609,154
    *Astex Pharmaceuticals, Inc. ....................................        148,358           286,331
    *AtriCure, Inc. .................................................         32,922           367,410
     Atrion Corp. ...................................................          3,399           764,775
   #*AVEO Pharmaceuticals, Inc. .....................................          2,042            32,795
    *BioClinica, Inc. ...............................................         46,104           206,085

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *BioMimetic Therapeutics, Inc. ..................................          3,911   $        12,672
   #*Bio-Reference Labs, Inc. .......................................         29,583           592,843
    *BioScrip, Inc. .................................................        127,139           826,404
    *Bovie Medical Corp. ............................................         26,677            69,360
    *Caliper Life Sciences, Inc. ....................................         53,384           559,464
    *Cambrex Corp. ..................................................         69,642           383,727
     Cantel Medical Corp. ...........................................         32,866           907,102
    *Capital Senior Living Corp. ....................................         62,282           486,422
    *CardioNet, Inc. ................................................         46,672           132,082
    *CAS Medical Systems, Inc. ......................................          9,002            17,824
   #*Catalyst Health Solutions, Inc. ................................          1,159            63,710
    *Celldex Therapeutics, Inc. .....................................         36,325           116,603
    *Centene Corp. ..................................................         46,900         1,648,535
   #*Cepheid, Inc. ..................................................         18,409           660,515
    *Charles River Laboratories International, Inc. .................         14,400           464,832
     Chemed Corp. ...................................................         21,930         1,301,765
   #*Chindex International, Inc. ....................................          1,918            21,309
   #*Codexis, Inc. ..................................................         17,017            78,448
    *CombiMatrix Corp. ..............................................         12,784            29,531
     Computer Programs & Systems, Inc. ..............................         13,622           695,676
   #*Conceptus, Inc. ................................................         62,592           721,060
    *CONMED Corp. ...................................................         45,817         1,203,613
    *Conmed Healthcare Management, Inc. .............................          3,499            13,296
     Cooper Cos., Inc. (The) ........................................          5,400           374,220
    *Corvel Corp. ...................................................         21,613         1,114,582
    *Cross Country Healthcare, Inc. .................................         32,320           161,600
    *CryoLife, Inc. .................................................         75,867           349,747
   #*Cubist Pharmaceuticals, Inc. ...................................         51,357         1,941,808
   #*Cumberland Pharmaceuticals, Inc. ...............................         36,309           209,140
    *Cutera, Inc. ...................................................         33,649           240,254
    *Cyberonics, Inc. ...............................................         22,922           660,154
    *Cynosure, Inc. Class A .........................................         21,619           263,103
   #*Cytokinetics, Inc. .............................................         27,149            31,493
     Daxor Corp. ....................................................          3,400            34,952
   #*DepoMed, Inc. ..................................................         88,984           398,648
    *DexCom, Inc. ...................................................         33,087           323,922
    *Digirad Corp. ..................................................         37,986            91,166
    *DUSA Pharmaceuticals, Inc. .....................................         57,449           258,521
    *Dynacq Healthcare, Inc. ........................................         10,192            10,905
    *DynaVox, Inc. Class A ..........................................          1,885             6,371
    *Emdeon, Inc. Class A ...........................................         16,838           319,417
    *Emergent Biosolutions, Inc. ....................................         44,147           832,612
   #*Emeritus Corp. .................................................         13,721           242,999
   #*Endologix, Inc. ................................................         51,841           564,548
     Ensign Group, Inc. (The) .......................................         37,116           844,760
    *Enzo Biochem, Inc. .............................................         66,677           190,696
   #*Enzon Pharmaceuticals, Inc. ....................................        131,884           969,347
    *eResearch Technology, Inc. .....................................         80,965           413,731
   #*Exactech, Inc. .................................................         24,518           392,288
    *Five Star Quality Care, Inc. ...................................         72,814           188,588
    *Furiex Pharmaceuticals, Inc. ...................................         15,596           221,463
   #*Genomic Health, Inc. ...........................................          6,926           148,216
    *Gentiva Health Services, Inc. ..................................         25,301           104,746
    *Greatbatch, Inc. ...............................................         63,429         1,416,370
   #*Haemonetics Corp. ..............................................         21,591         1,315,971
   #*Halozyme Therapeutics, Inc. ....................................          1,160             9,779
    *Hanger Orthopedic Group, Inc. ..................................         39,464           685,490
    *Harvard Bioscience, Inc. .......................................         68,472           312,232
    *Healthspring, Inc. .............................................         63,300         3,414,402
    *HealthStream, Inc. .............................................         59,755           907,081
    *Healthways, Inc. ...............................................         70,346           503,677

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Hi-Tech Pharmacal Co., Inc. ....................................         29,719   $     1,055,619
   #*HMS Holdings Corp. .............................................         27,984           683,929
   #*ICU Medical, Inc. ..............................................         20,692           813,403
    *Idera Pharmaceuticals, Inc. ....................................         48,281            79,181
    *Impax Laboratories, Inc. .......................................         50,341           951,948
   #*Incyte Corp. ...................................................        106,800         1,470,636
   #*Infinity Pharmaceuticals, Inc. .................................         50,638           383,330
   #*Insulet Corp. ..................................................          3,018            49,254
   #*Integra LifeSciences Holdings Corp. ............................         28,237           905,278
    *IntegraMed America, Inc. .......................................         24,895           199,409
     Invacare Corp. .................................................         45,570         1,023,047
   #*IPC The Hospitalist Co. ........................................         16,710           700,650
    *Iridex Corp. ...................................................          6,949            23,696
    *IRIS International, Inc. .......................................         41,756           378,309
    *Jazz Pharmaceuticals, Inc. .....................................         71,632         2,790,783
   #*Kensey Nash Corp. ..............................................         16,224           436,101
     Kewaunee Scientific Corp. ......................................          2,000            18,130
   #*Kindred Healthcare, Inc. .......................................         32,997           384,415
   #*K-V Pharmaceutical Co. Class A .................................         38,537            42,776
   #*K-V Pharmaceutical Co. Class B .................................         12,065            16,891
     Landauer, Inc. .................................................         13,054           669,018
   #*Lannet Co., Inc. ...............................................         65,804           269,138
    *LCA-Vision, Inc. ...............................................         27,763            89,674
     LeMaitre Vascular, Inc. ........................................         33,988           196,451
   #*Lexicon Pharmaceuticals, Inc. ..................................         18,650            22,567
    *LHC Group, Inc. ................................................         33,376           523,669
    *Ligand Pharmaceuticals, Inc. Class B ...........................            851            12,510
    *Luminex Corp. ..................................................         35,521           780,041
    *Magellan Health Services, Inc. .................................         33,892         1,744,421
   #*Masimo Corp. ...................................................         24,627           509,286
    *Maxygen, Inc. ..................................................         71,734           423,231
    *MedAssets, Inc. ................................................         46,126           491,703
    *MedCath Corp. ..................................................         41,900           301,680
    *Medical Action Industries, Inc. ................................         30,024           157,326
    *Medicines Co. (The) ............................................         55,193         1,033,213
   #*MediciNova, Inc. ...............................................          2,300             4,830
    #Medicis Pharmaceutical Corp. Class A ...........................         23,200           888,328
   #*Medidata Solutions, Inc. .......................................         21,662           389,483
    *Medivation, Inc. ...............................................          4,570            78,513
    *MedQuist Holdings, Inc. ........................................         57,357           490,402
     MEDTOX Scientific, Inc. ........................................         21,047           308,128
   #*Merge Healthcare, Inc. .........................................          4,249            28,043
    #Meridian Bioscience, Inc. ......................................          7,055           128,542
   #*Merit Medical Systems, Inc. ....................................         69,030           926,383
   #*Metropolitan Health Networks, Inc. .............................        119,085           776,434
   #*Micromet, Inc. .................................................         53,954           354,478
    *Misonix, Inc. ..................................................          1,809             3,075
    *Molina Healthcare, Inc. ........................................         71,436         1,513,014
   #*Momenta Pharmaceuticals, Inc. ..................................         31,700           469,160
   #*MWI Veterinary Supply, Inc. ....................................         14,870         1,122,685
    *Myrexis, Inc. ..................................................         26,518            73,720
   #*Myriad Genetics, Inc. ..........................................         47,100         1,002,288
   #*Nabi Biopharmaceuticals ........................................         56,698           104,324
     National Healthcare Corp. ......................................         22,720           870,403
    #National Research Corp. ........................................         11,763           392,884
    *Natus Medical, Inc. ............................................         48,827           419,912
   #*Neogen Corp. ...................................................         19,624           758,468
   #*Neurocrine Biosciences, Inc. ...................................         52,892           331,104
    *NPS Pharmaceuticals, Inc. ......................................         60,101           310,722
   #*NuVasive, Inc. .................................................         16,700           247,494
   #*NxStage Medical, Inc. ..........................................         38,195           878,103

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Obagi Medical Products, Inc. ...................................         31,961   $       301,712
    *Omnicell, Inc. .................................................         76,381         1,141,896
   #*Optimer Pharmaceuticals, Inc. ..................................         47,054           671,461
   #*OraSure Technologies, Inc. .....................................         69,281           643,620
    *Orthofix International N.V. ....................................          8,060           282,987
    #Owens & Minor, Inc. ............................................         16,300           487,696
    *Pain Therapeutics, Inc. ........................................         55,283           246,009
    *Palomar Medical Technologies, Inc. .............................         34,700           295,297
    *Par Pharmaceutical Cos., Inc. ..................................         47,469         1,452,551
   #*PAREXEL International Corp. ....................................         60,284         1,328,057
    *PDI, Inc. ......................................................         33,271           214,265
    #PDL BioPharma, Inc. ............................................        150,710           914,810
    *Pernix Therapeutics Holdings, Inc. .............................          4,466            47,786
   #*Pharmasset, Inc. ...............................................         27,980         1,969,792
    *PharMerica Corp. ...............................................         49,407           770,749
   #*Pozen, Inc. ....................................................         10,986            28,014
    *Progenics Pharmaceuticals, Inc. ................................         54,641           358,991
    *ProPhase Labs, Inc. ............................................         28,021            22,697
   #*Providence Service Corp. .......................................         27,584           344,800
   #*pSivida Corp. ..................................................         45,609           209,345
   #*PSS World Medical, Inc. ........................................         31,003           689,817
    *Questcor Pharmaceuticals, Inc. .................................         78,868         3,202,829
   #*Quidel Corp. ...................................................         51,577           921,165
    *RadNet, Inc. ...................................................         56,253           144,570
    *Repligen Corp. .................................................         73,292           251,392
    *Rigel Pharmaceuticals, Inc. ....................................         96,740           759,409
    *Rochester Medical Corp. ........................................         29,380           235,040
   #*Rockwell Medical Technologies, Inc. ............................         24,242           204,360
    *RTI Biologics, Inc. ............................................         99,204           446,418
   #*Sangamo BioSciences, Inc. ......................................         44,148           146,571
    *SciClone Pharmaceuticals, Inc. .................................        135,804           571,735
   #*Select Medical Holdings Corp. ..................................         84,121           731,853
    *Skilled Healthcare Group, Inc. Class A .........................         49,850           188,433
    *Solta Medical, Inc. ............................................         84,456           184,959
   #*SonoSite, Inc. .................................................         31,382           972,528
    *Span-American Medical System, Inc. .............................          5,507            78,089
   #*Spectranetics Corp. ............................................         46,154           361,847
   #*Spectrum Pharmaceuticals, Inc. .................................         68,193           756,260
    *SRI/Surgical Express, Inc. .....................................            337             1,351
   #*Staar Surgical Co. .............................................         25,781           232,029
    *Strategic Diagnostics, Inc. ....................................         51,069            93,967
    *Sucampo Pharmaceuticals, Inc. Class A ..........................         30,130           132,572
   #*Sun Healthcare Group, Inc. .....................................         15,727            41,205
    *SunLink Health Systems, Inc. ...................................          4,257             7,854
   #*Sunrise Senior Living, Inc. ....................................         80,528           442,904
    *SurModics, Inc. ................................................         29,208           307,852
    *Symmetry Medical, Inc. .........................................         82,101           746,298
    *Synovis Life Technologies, Inc. ................................         24,570           441,277
    *Targacept, Inc. ................................................         14,779           260,110
    *Team Health Holdings, Inc. .....................................         28,439           577,880
    *Theragenics Corp. ..............................................         29,558            44,337
   #*Thoratec Corp. .................................................         14,200           518,442
   #*TranS1, Inc. ...................................................         45,376            82,584
   #*Transcend Services, Inc. .......................................         20,827           569,202
   #*Transcept Pharmaceuticals, Inc. ................................         23,802           207,553
    *Trimeris, Inc. .................................................         29,991            90,873
    *Triple-S Management Corp. Class B ..............................         45,760           869,440
     U.S. Physical Therapy, Inc. ....................................         23,216           453,176
    *Universal American Corp. .......................................        113,134         1,301,041
     Utah Medical Products, Inc. ....................................          8,858           233,807
   #*Vascular Solutions, Inc. .......................................         35,647           378,215

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*VCA Antech, Inc. ...............................................         50,197   $     1,020,003
   #*Vical, Inc. ....................................................         55,846           166,980
    *Viropharma, Inc. ...............................................        115,735         2,342,476
   #*WellCare Health Plans, Inc. ....................................         37,600         1,842,776
     West Pharmaceutical Services, Inc. .............................         28,372         1,102,820
    *Wright Medical Group, Inc. .....................................         61,114         1,050,550
   #*XenoPort, Inc. .................................................         81,659           498,120
     Young Innovations, Inc. ........................................         17,937           515,689
   #*Zalicus, Inc. ..................................................        148,750           218,662
    *Zoll Medical Corp. .............................................         26,459         1,000,415
                                                                                       ---------------
Total Health Care ...................................................                      122,913,597
                                                                                       ---------------
Industrials -- (14.2%)
   #*3D Systems Corp. ...............................................         78,815         1,282,320
     A.O. Smith Corp. ...............................................         12,133           450,862
    *A.T. Cross Co. Class A .........................................         23,659           287,693
    #AAON, Inc. .....................................................         48,635         1,029,603
     AAR Corp. ......................................................         55,400         1,104,122
     ABM Industries, Inc. ...........................................         59,910         1,211,380
    *Acacia Research - Acacia Technologies ..........................         54,207         2,159,607
   #*ACCO Brands Corp. ..............................................         78,595           539,948
     Aceto Corp. ....................................................         58,347           369,920
    #Actuant Corp. Class A ..........................................         63,176         1,421,460
   #*Advisory Board Co. (The) .......................................         16,113           986,921
    *Aegion Corp. ...................................................         47,114           696,816
    *AeroCentury Corp. ..............................................          2,338            13,677
   #*Aerosonic Corp. ................................................            932             2,190
   #*Aerovironment, Inc. ............................................         24,037           793,942
    *Air Transport Services Group, Inc. .............................        119,311           660,983
     Aircastle, Ltd. ................................................         81,000           982,530
     Alamo Group, Inc. ..............................................         28,366           676,529
    *Alaska Air Group, Inc. .........................................         28,046         1,865,900
     Albany International Corp. .....................................         34,656           782,879
     Alexander & Baldwin, Inc. ......................................         48,990         2,033,575
   #*Allegiant Travel Co. ...........................................         20,987         1,090,485
   .*Allied Defense Group, Inc. .....................................          2,975             9,371
     Allied Motion Technologies, Inc. ...............................          3,593            18,899
   #*Altra Holdings, Inc. ...........................................         38,556           566,773
    *Amerco, Inc. ...................................................         25,903         1,961,116
   #*Ameresco, Inc. Class A .........................................         37,926           416,807
    *American Railcar Industries, Inc. ..............................         56,604         1,248,684
    *American Reprographics Co. .....................................         83,230           332,088
    #American Science & Engineering, Inc. ...........................          9,061           616,329
     American Woodmark Corp. ........................................         24,921           423,906
     Ampco-Pittsburgh Corp. .........................................         16,876           354,227
    *AMREP Corp. ....................................................         13,128            97,541
     Apogee Enterprises, Inc. .......................................         70,685           771,880
    *Applied Energetics, Inc. .......................................            772               112
     Applied Industrial Technologies, Inc. ..........................         42,428         1,426,429
    *Argan, Inc. ....................................................         24,953           339,361
     Arkansas Best Corp. ............................................         51,703         1,065,082
    *Arotech Corp. ..................................................         20,131            31,203
   #*Ascent Solar Technologies, Inc. ................................         25,832            20,924
   #*Astec Industries, Inc. .........................................         25,236           839,097
    *Astronics Corp. ................................................         14,969           455,058
   #*Astronics Corp. Class B ........................................          3,520           106,480
    *Atlas Air Worldwide Holdings, Inc. .............................         32,830         1,264,612
    *Avalon Holding Corp. Class A ...................................          1,400             3,290
    *Avis Budget Group, Inc. ........................................        116,273         1,639,449
    #AZZ, Inc. ......................................................         19,480           869,977
    #Badger Meter, Inc. .............................................         10,957           358,732

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Baldwin Technology Co., Inc. Class A ...........................         18,589   $        19,518
     Barnes Group, Inc. .............................................         61,800         1,438,086
     Barrett Business Services, Inc. ................................         23,882           379,007
    *Beacon Roofing Supply, Inc. ....................................         53,162           979,776
    #Belden, Inc. ...................................................         33,054         1,066,983
   #*Blount International, Inc. .....................................         30,465           473,121
    *BlueLinx Holdings, Inc. ........................................         58,738            92,806
     Brady Corp. Class A ............................................         36,629         1,125,243
    *Breeze-Eastern Corp. ...........................................         18,372           166,450
     Briggs & Stratton Corp. ........................................         68,413           998,830
     Brink's Co. (The) ..............................................         27,795           772,423
    *Builders FirstSource, Inc. .....................................         37,189            60,618
    *CAI International, Inc. ........................................         39,678           619,374
     Cascade Corp. ..................................................         26,456         1,140,254
    *Casella Waste Systems, Inc. ....................................         47,205           296,447
   #*CBIZ, Inc. .....................................................        113,263           716,955
     CDI Corp. ......................................................         39,773           522,220
    #CECO Environmental Corp. .......................................         32,878           197,597
     Celadon Group, Inc. ............................................         38,625           425,261
    *Ceradyne, Inc. .................................................         31,356         1,049,172
    *Champion Industries, Inc. ......................................          3,507             3,893
    *Chart Industries, Inc. .........................................         31,160         1,760,852
     Chase Corp. ....................................................         19,295           270,130
     Chicago Rivet & Machine Co. ....................................            300             5,100
     CIRCOR International, Inc. .....................................         17,749           618,020
    *Coleman Cable, Inc. ............................................         27,217           276,797
   #*Colfax Corp. ...................................................         47,513         1,200,178
    *Columbus McKinnon Corp. ........................................         43,688           654,883
     Comfort Systems USA, Inc. ......................................         73,526           808,786
    *Command Security Corp. .........................................         21,112            35,046
   #*Commercial Vehicle Group, Inc. .................................         40,216           443,582
     CompX International, Inc. ......................................          2,107            32,153
    *Consolidated Graphics, Inc. ....................................         22,300         1,015,988
     Con-way, Inc. ..................................................         12,738           375,389
    #Corporate Executive Board Co. ..................................         27,737         1,014,897
   #*CoStar Group, Inc. .............................................         13,572           835,085
     Courier Corp. ..................................................         26,492           230,215
    *Covenant Transportation Group, Inc. Class A ....................         27,476            88,198
    *CPI Aerostructures, Inc. .......................................         16,083           174,501
    *CRA International, Inc. ........................................         21,450           414,414
     Cubic Corp. ....................................................         29,003         1,366,621
     Curtiss-Wright Corp. ...........................................         51,875         1,700,463
    #Deluxe Corp. ...................................................         30,980           731,748
   #*DigitalGlobe, Inc. .............................................          7,592           154,877
   #*Dollar Thrifty Automotive Group, Inc. ..........................         20,295         1,238,807
     Douglas Dynamics, Inc. .........................................         29,484           442,850
     Ducommun, Inc. .................................................         26,608           379,696
   #*DXP Enterprises, Inc. ..........................................         31,485           786,495
    *Dycom Industries, Inc. .........................................         74,815         1,453,655
    #Dynamic Materials Corp. ........................................         33,495           726,842
   #*Eagle Bulk Shipping, Inc. ......................................         74,846           116,011
     Eastern Co. (The) ..............................................          8,993           182,558
     Ecology & Environment, Inc. Class A ............................            920            15,226
    *EMCOR Group, Inc. ..............................................          5,879           147,387
     Encore Wire Corp. ..............................................         45,786         1,216,992
   #*Energy Recovery, Inc. ..........................................         35,576           109,218
    *EnergySolutions, Inc. ..........................................        163,466           616,267
   #*EnerNOC, Inc. ..................................................         17,034           151,092
    *EnerSys ........................................................         63,999         1,441,897
     Ennis, Inc. ....................................................         56,654           828,848
    *EnPro Industries, Inc. .........................................         29,763         1,025,038

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *ESCO Technologies, Inc. ........................................         31,627   $       966,837
     Espey Manufacturing & Electronics Corp. ........................          5,593           135,351
    *Esterline Technologies Corp. ...................................         27,491         1,536,747
   #*Excel Maritime Carriers, Ltd. ..................................         82,893           235,416
    *Exponent, Inc. .................................................         22,945         1,105,490
     Federal Signal Corp. ...........................................        145,608           687,270
   #*Flanders Corp. .................................................         43,228           127,955
    *Flow International Corp. .......................................        102,572           265,661
    #Forward Air Corp. ..............................................         21,901           717,258
    *Franklin Covey Co. .............................................         41,060           395,818
     Franklin Electric Co., Inc. ....................................         26,195         1,202,874
    *Freightcar America, Inc. .......................................         25,570           484,552
    *Frozen Food Express Industries .................................         29,283            37,189
   #*FTI Consulting, Inc. ...........................................         38,208         1,505,777
    *Fuel Tech, Inc. ................................................         43,245           239,577
    *Furmanite Corp. ................................................         69,738           465,152
     G & K Services, Inc. Class A ...................................         32,808           996,051
    #GATX Corp. .....................................................         60,107         2,282,864
   #*Genco Shipping & Trading, Ltd. .................................         50,628           455,652
    *Gencor Industries, Inc. ........................................         10,941            76,587
   #*GenCorp, Inc. ..................................................        117,320           570,175
    *Generac Holdings, Inc. .........................................          4,746           108,494
   #*General Cable Corp. ............................................         65,094         1,825,236
    *GEO Group, Inc. (The) ..........................................         94,584         1,724,266
    *GeoEye, Inc. ...................................................         23,296           782,047
    *Gibraltar Industries, Inc. .....................................         52,179           582,318
    *Global Power Equipment Group, Inc. .............................         28,045           743,473
     Gorman-Rupp Co. (The) ..........................................         32,832           882,196
    *GP Strategies Corp. ............................................         43,118           509,655
    #Graham Corp. ...................................................         20,837           480,084
     Granite Construction, Inc. .....................................         37,200           837,000
     Great Lakes Dredge & Dock Corp. ................................        124,610           641,742
    *Greenbrier Cos., Inc. ..........................................         47,400           882,114
    *Griffon Corp. ..................................................         90,300           855,141
    *H&E Equipment Services, Inc. ...................................         62,963           690,704
     Hardinge, Inc. .................................................         27,050           235,876
   #*Hawaiian Holdings, Inc. ........................................         66,996           358,429
     Healthcare Services Group, Inc. ................................         25,427           441,158
    #Heartland Express, Inc. ........................................         32,400           434,484
    #HEICO Corp. ....................................................         18,590         1,060,002
     HEICO Corp. Class A ............................................         30,145         1,185,000
     Heidrick & Struggles International, Inc. .......................         41,359           818,081
     Herman Miller, Inc. ............................................         16,500           340,725
   #*Hexcel Corp. ...................................................         52,130         1,288,132
    *Hill International, Inc. .......................................         83,507           467,639
    #HNI Corp. ......................................................         24,550           590,428
   #*Hoku Corp. .....................................................         81,804           123,524
     Horizon Lines, Inc. ............................................          5,016             1,379
    #Houston Wire & Cable Co. .......................................         39,679           506,701
   #*Hub Group, Inc. Class A ........................................         22,675           708,821
    *Hudson Highland Group, Inc. ....................................         67,955           314,632
   #*Huntington Ingalls Industries, Inc. ............................         13,698           404,091
    *Hurco Cos., Inc. ...............................................         14,942           390,285
    *Huron Consulting Group, Inc. ...................................         29,869         1,075,583
    *ICF International, Inc. ........................................         45,981         1,075,036
   #*II-VI, Inc. ....................................................         70,886         1,347,543
   #*InnerWorkings, Inc. ............................................         95,513           864,393
    *Innotrac Corp. .................................................            712               886
    *Innovative Solutions & Support, Inc. ...........................         39,691           188,929
     Insperity, Inc. ................................................         23,130           596,291
     Insteel Industries, Inc. .......................................         36,385           375,129

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Integrated Electrical Services, Inc. ...........................         16,819   $        41,038
     Interface, Inc. Class A ........................................         41,831           545,476
    *Interline Brands, Inc. .........................................         64,325           958,443
     International Shipholding Corp. ................................         14,919           303,452
     Intersections, Inc. ............................................         46,277           781,619
   #*JetBlue Airways Corp. ..........................................        318,829         1,428,354
    #John Bean Technologies Corp. ...................................         56,479           911,571
    *Kadant, Inc. ...................................................         23,091           499,920
     Kaman Corp. ....................................................         28,991           963,951
    *KAR Auction Services, Inc. .....................................          5,990            82,363
     Kaydon Corp. ...................................................         32,300         1,016,158
     Kelly Services, Inc. Class A ...................................         45,097           737,336
    *Key Technology, Inc. ...........................................         12,976           146,369
   #*Kforce, Inc. ...................................................         56,709           723,607
     Kimball International, Inc. Class B ............................         56,506           318,129
    #Knight Transportation, Inc. ....................................         73,333         1,114,662
    #Knoll, Inc. ....................................................         33,550           511,638
    *Korn/Ferry International .......................................         61,744           986,052
    *Kratos Defense & Security Solutions, Inc. ......................         63,584           402,487
     L.B. Foster Co. Class A ........................................         13,459           343,205
     L.S. Starrett Co. Class A ......................................          5,758            69,672
     Lawson Products, Inc. ..........................................         19,002           316,763
    *Layne Christensen Co. ..........................................         32,679           823,184
     Lindsay Corp. ..................................................         11,554           671,287
    *LMI Aerospace, Inc. ............................................         27,992           562,919
     LSI Industries, Inc. ...........................................         60,908           409,911
    *Lydall, Inc. ...................................................         41,010           449,470
    *M&F Worldwide Corp. ............................................         31,100           770,036
    *Magnetek, Inc. .................................................          4,572             4,846
   #*Manitowoc Co., Inc. (The) ......................................          8,000            88,640
     Marten Transport, Ltd. .........................................         52,051           921,823
   #*MasTec, Inc. ...................................................         89,929         1,944,265
     McGrath RentCorp. ..............................................         31,476           841,039
    *Meritor, Inc. ..................................................         18,500           176,120
   #*Metalico, Inc. .................................................        110,667           500,215
     Met-Pro Corp. ..................................................         35,649           321,197
    *MFRI, Inc. .....................................................         15,568           111,000
    *Michael Baker Corp. ............................................         19,672           404,850
   #*Middleby Corp. .................................................         16,650         1,403,262
     Miller Industries, Inc. ........................................         30,905           631,698
    #Mine Safety Appliances Co. .....................................         34,549         1,159,119
    *Mistras Group, Inc. ............................................         40,768           888,742
    *Mobile Mini, Inc. ..............................................         58,459         1,060,446
    *Moog, Inc. Class A .............................................         16,705           646,985
    *Moog, Inc. Class B .............................................            488            19,100
     Mueller Industries, Inc. .......................................         43,197         1,747,319
     Mueller Water Products, Inc. Class A ...........................        201,502           554,130
     Multi-Color Corp. ..............................................         28,850           764,814
    *MYR Group, Inc. ................................................         43,833           845,539
     NACCO Industries, Inc. Class A .................................          7,800           640,380
    #National Presto Industries, Inc. ...............................          7,876           752,158
    *National Technical Systems, Inc. ...............................         25,608           124,327
    *Navigant Consulting, Inc. ......................................         58,196           659,361
    *NN, Inc. .......................................................         33,998           300,542
    *Northwest Pipe Co. .............................................         22,918           611,223
   #*Ocean Power Technologies, Inc. .................................         18,810            70,914
    *Old Dominion Freight Line, Inc. ................................         15,019           549,245
    *Omega Flex, Inc. ...............................................         20,721           244,301
    *On Assignment, Inc. ............................................         85,099           918,218
    *Orbital Sciences Corp. .........................................         56,098           867,275
    *Orion Energy Systems, Inc. .....................................         52,480           161,638

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*Orion Marine Group, Inc. .......................................         36,295   $       246,443
    *Oshkosh Corp. ..................................................         25,207           525,818
    *P.A.M. Transportation Services, Inc. ...........................         20,605           209,759
   #*Pacer International, Inc. ......................................         88,548           417,061
    *Park-Ohio Holdings Corp. .......................................         37,109           600,424
    *Patrick Industries, Inc. .......................................            400               804
    *Patriot Transportation Holding, Inc. ...........................         15,359           353,257
    *PGT, Inc. ......................................................         69,896           102,048
    *Pike Electric Corp. ............................................         64,296           489,293
    *Pinnacle Airlines Corp. ........................................         40,831           104,936
   #*PMFG, Inc. .....................................................         20,052           410,063
    *Polypore International, Inc. ...................................         43,917         2,303,447
    *Powell Industries, Inc. ........................................         23,144           777,870
   #*PowerSecure International, Inc. ................................         31,199           132,596
     Preformed Line Products Co. ....................................          6,300           405,405
    #Primoris Services Corp. ........................................         27,306           355,524
     Providence & Worcester Railroad Co. ............................          1,886            24,311
     Quad Graphics, Inc. ............................................          1,139            22,461
    *Quality Distribution, Inc. .....................................         47,677           537,320
    #Quanex Building Products Corp. .................................         50,430           743,842
    *RailAmerica, Inc. ..............................................         44,153           603,572
     Raven Industries, Inc. .........................................         12,732           764,047
    *RBC Bearings, Inc. .............................................         21,872           885,816
    *RCM Technologies, Inc. .........................................         18,722            90,053
     Regal-Beloit Corp. .............................................          2,000           106,260
   #*Republic Airways Holdings, Inc. ................................         67,071           174,385
    #Resources Connection, Inc. .....................................         42,960           476,426
    *Roadrunner Transportation Systems, Inc. ........................         17,935           299,335
     Robbins & Myers, Inc. ..........................................         59,404         2,654,765
   #*RSC Holdings, Inc. .............................................         39,487           385,393
    *Rush Enterprises, Inc. Class A .................................         44,304           855,067
    *Rush Enterprises, Inc. Class B .................................         19,230           307,680
    *Saia, Inc. .....................................................         30,098           401,808
   #*Sauer-Danfoss, Inc. ............................................         43,023         1,665,851
     Schawk, Inc. ...................................................         56,442           761,403
    *School Specialty, Inc. .........................................         30,782           235,482
     Seaboard Corp. .................................................             99           217,602
     Servotronics, Inc. .............................................          4,483            38,688
     SIFCO Industries, Inc. .........................................         12,202           234,156
     Simpson Manufacturing Co., Inc. ................................         52,259         1,602,261
     SkyWest, Inc. ..................................................         66,430           890,826
    *SL Industries, Inc. ............................................         14,783           294,921
    *Sparton Corp. ..................................................         23,957           204,114
   #*Standard Parking Corp. .........................................         24,372           428,703
    #Standard Register Co. ..........................................         41,842           108,371
     Standex International Corp. ....................................         32,535         1,256,176
     Steelcase, Inc. Class A ........................................         89,369           662,224
    *Sterling Construction Co., Inc. ................................         28,862           359,332
    #Sun Hydraulics, Inc. ...........................................         42,884         1,233,344
    *SunPower Corp. Class B .........................................         13,965           131,969
     Superior Uniform Group, Inc. ...................................          9,036           108,974
    *Supreme Industries, Inc. Class A ...............................          6,279            12,872
    *SYKES Enterprises, Inc. ........................................         52,470           835,847
    *Sypris Solutions, Inc. .........................................          2,619             8,302
     TAL International Group, Inc. ..................................         39,709         1,105,101
   #*Taser International, Inc. ......................................        118,145           587,181
    *Team, Inc. .....................................................         42,352         1,059,224
   #*Tecumseh Products Co. Class A ..................................         20,551           130,704
    *Tecumseh Products Co. Class B ..................................          2,406            15,615
   #*Teledyne Technologies, Inc. ....................................         33,415         1,820,115
    #Tennant Co. ....................................................         17,751           686,786

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Tetra Tech, Inc. ...............................................         47,130   $     1,028,848
     Textainer Group Holdings, Ltd. .................................         46,341         1,272,060
    #Titan International, Inc. ......................................         72,101         1,622,272
   #*Titan Machinery, Inc. ..........................................         56,219         1,311,589
    #Toro Co. .......................................................         10,644           575,202
   #*Trailer Bridge, Inc. ...........................................         22,180             8,872
    *TRC Cos., Inc. .................................................         42,387           185,231
     Tredegar Corp. .................................................         30,500           590,785
    *Trex Co., Inc. .................................................         24,123           445,793
    *TriMas Corp. ...................................................         57,015         1,111,222
    #Triumph Group, Inc. ............................................         46,890         2,724,309
    *TrueBlue, Inc. .................................................         50,482           667,372
    *Tufco Technologies, Inc. .......................................          1,800             6,417
     Tutor Perini Corp. .............................................         49,899           725,032
     Twin Disc, Inc. ................................................         25,398           987,982
    *U.S. Home Systems, Inc. ........................................         14,720            79,414
    *Ultralife Corp. ................................................         42,741           193,189
     UniFirst Corp. .................................................         17,868           935,390
   #*United Rentals, Inc. ...........................................         49,945         1,169,212
     United Stationers, Inc. ........................................         55,448         1,763,801
     Universal Forest Products, Inc. ................................         28,167           790,648
    *Universal Security Instruments, Inc. ...........................          1,263             7,123
     Universal Truckload Services, Inc. .............................         28,888           448,342
   #*UQM Technologies, Inc. .........................................         60,493           125,221
   #*US Airways Group, Inc. .........................................         85,886           495,562
     US Ecology, Inc. ...............................................         36,138           652,652
    *USA Truck, Inc. ................................................         22,939           201,863
   #*USG Corp. ......................................................         46,873           434,044
     UTi Worldwide, Inc. ............................................         22,890           334,423
    *Valpey Fisher Corp. ............................................          1,200             3,048
    *Versar, Inc. ...................................................         20,289            66,751
     Viad Corp. .....................................................         39,289           822,319
     Vicor Corp. ....................................................         35,525           325,054
     Virco Manufacturing Corp. ......................................         16,500            29,040
     VSE Corp. ......................................................          7,394           179,822
   #*Wabash National Corp. ..........................................         20,513           141,540
     Watsco, Inc. Class B ...........................................          1,396            87,055
     Watts Water Technologies, Inc. Class A .........................         40,117         1,263,284
    *WCA Waste Corp. ................................................         49,136           233,887
    #Werner Enterprises, Inc. .......................................         12,075           286,178
   #*WESCO International, Inc. ......................................          5,200           251,992
    *Willdan Group, Inc. ............................................          3,099            11,931
    *Willis Lease Finance Corp. .....................................          9,393           108,959
    *XPO Logistics, Inc. ............................................         15,596           197,445
                                                                                       ---------------
Total Industrials ...................................................                      210,728,916
                                                                                       ---------------
Information Technology -- (14.3%)
    *Accelrys, Inc. .................................................        124,189           823,373
   #*ACI Worldwide, Inc. ............................................         29,688           910,531
   #*Acme Packet, Inc. ..............................................         19,385           701,931
    *Acorn Energy, Inc. .............................................         30,131           147,039
   #*Actuate Corp. ..................................................        113,972           740,818
    *Acxiom Corp. ...................................................         86,793         1,144,800
    *ADDvantage Technologies Group, Inc. ............................         13,988            30,284
    *Adept Technology, Inc. .........................................         18,552            61,593
    *Advanced Analogic Technologies, Inc. ...........................         83,315           363,253
    *Advanced Energy Industries, Inc. ...............................         71,792           670,537
   #*Advent Software, Inc. ..........................................         40,506         1,109,864
   #*Aehr Test Systems ..............................................          1,028               941
    *Aetrium, Inc. ..................................................         19,579            23,691
    *Agilysys, Inc. .................................................         17,297           146,852

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Alpha & Omega Semiconductor, Ltd. ..............................          4,943   $        41,768
     American Software, Inc. Class A ................................         54,390           425,330
   #*Amkor Technology, Inc. .........................................        107,115           518,437
    *Amtech Systems, Inc. ...........................................         20,021           204,615
    *Anadigics, Inc. ................................................        110,520           290,668
    *Anaren, Inc. ...................................................         34,355           657,211
   #*Ancestry.com, Inc. .............................................         30,657           698,060
   #*Applied Micro Circuits Corp. ...................................         78,210           527,135
   #*Ariba, Inc. ....................................................         32,845         1,040,530
    *Arris Group, Inc. ..............................................        170,706         1,836,797
    *Aspen Technology, Inc. .........................................         21,002           364,175
     Astro-Med, Inc. ................................................          5,157            41,153
    *ATMI, Inc. .....................................................         56,920         1,161,168
    *ATS Corp. ......................................................            725             2,248
    *AuthenTec, Inc. ................................................        103,134           376,439
    *Aviat Networks, Inc. ...........................................         88,281           180,976
    *Avid Technology, Inc. ..........................................         58,689           363,872
    *Aware, Inc. ....................................................         31,813            94,166
    *Axcelis Technologies, Inc. .....................................        207,862           291,007
    *AXT, Inc. ......................................................         74,440           349,868
     Bel Fuse, Inc. Class A .........................................          4,111            80,987
     Bel Fuse, Inc. Class B .........................................         17,433           311,702
    *Benchmark Electronics, Inc. ....................................         69,194           950,726
    *BigBand Networks, Inc. .........................................         70,554           158,041
     Black Box Corp. ................................................         29,176           816,636
    #Blackbaud, Inc. ................................................         28,516           799,303
    *Blue Coat Systems, Inc. ........................................         43,044           693,008
   #*Bottomline Technologies, Inc. ..................................         37,887           920,275
    *Brightpoint, Inc. ..............................................        107,449         1,090,607
    *BroadVision, Inc. ..............................................            787             6,579
     Brooks Automation, Inc. ........................................         83,101           868,405
    *BSQUARE Corp. ..................................................         23,782           116,056
    *BTU International, Inc. ........................................         22,014            83,653
   #*Cabot Microelectronics Corp. ...................................         26,550         1,022,706
   #*CACI International, Inc. Class A ...............................         22,028         1,209,117
    *CalAmp Corp. ...................................................         41,368           152,648
   #*Calix, Inc. ....................................................         15,301           133,272
    *Cardtronics, Inc. ..............................................         36,576           911,840
    *Cascade Microtech, Inc. ........................................         21,819            80,512
    #Cass Information Systems, Inc. .................................         18,038           706,909
   #*CEVA, Inc. .....................................................         41,180         1,279,463
    *Checkpoint Systems, Inc. .......................................         43,000           569,750
    *Chyron International Corp. .....................................          1,300             2,145
    *CIBER, Inc. ....................................................        143,848           500,591
   #*Cirrus Logic, Inc. .............................................        109,053         1,814,642
    *Clearfield, Inc. ...............................................         28,016           146,244
    #Cognex Corp. ...................................................         39,844         1,350,313
   #*Cogo Group, Inc. ...............................................          4,297            10,313
    *Coherent, Inc. .................................................         23,531         1,199,375
     Cohu, Inc. .....................................................         52,716           584,620
  .#*Commerce One LLC ...............................................          1,966                --
     Communications Systems, Inc. ...................................         22,540           371,459
   #*CommVault Systems, Inc. ........................................         35,712         1,520,617
   #*Computer Task Group, Inc. ......................................         37,712           481,582
   #*comScore, Inc. .................................................         20,149           425,345
     Comtech Telecommunications Corp. ...............................         35,423         1,172,856
    *Concurrent Computer Corp. ......................................         17,990            75,378
   #*Constant Contact, Inc. .........................................            213             4,311
    *Convergys Corp. ................................................        170,395         1,823,227
    *Convio, Inc. ...................................................         16,517           158,398
    *CoreLogic, Inc. ................................................          8,759           106,597

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Cray, Inc. .....................................................         81,326   $       514,794
     Crexendo, Inc. .................................................          9,668            27,360
    *CSG Systems International, Inc. ................................         46,756           665,805
    *CSP, Inc. ......................................................          1,770             6,177
    *CSR P.L.C. ADR .................................................          8,098            91,669
    #CTS Corp. ......................................................         70,656           655,688
    *CyberOptics Corp. ..............................................         22,727           185,225
   #*Cymer, Inc. ....................................................         33,606         1,460,181
     Daktronics, Inc. ...............................................         83,540           843,754
    *Datalink Corp. .................................................         42,089           399,004
    *Dataram Corp. ..................................................         15,135            18,313
     DDi Corp. ......................................................         52,018           478,045
   #*DealerTrack Holdings, Inc. .....................................         43,120           935,273
   #*Deltek, Inc. ...................................................         37,589           276,655
    *DemandTec, Inc. ................................................         14,526           109,817
    *DG FastChannel, Inc. ...........................................         36,151           673,855
    *Dice Holdings, Inc. ............................................         74,148           754,827
    *Digi International, Inc. .......................................         68,060           870,487
    *Digimarc Corp. .................................................         17,723           474,090
    *Digital River, Inc. ............................................         37,178           681,473
   #*Diodes, Inc. ...................................................         30,758           688,056
    *Ditech Networks, Inc. ..........................................         31,623            28,144
    *Dot Hill Systems Corp. .........................................        124,981           214,967
    *DSP Group, Inc. ................................................         58,435           361,128
   #*DTS, Inc. ......................................................         15,492           435,170
    *Dynamics Research Corp. ........................................         24,010           231,456
     Earthlink, Inc. ................................................        172,690         1,210,557
    *Ebix, Inc. .....................................................         42,888           733,814
   #*Echo Global Logistics, Inc. ....................................         29,802           460,143
    *EchoStar Corp. Class A .........................................          8,381           220,923
    *EDGAR Online, Inc. .............................................         29,671            25,220
    *Edgewater Technology, Inc. .....................................         10,739            30,928
     Electro Rent Corp. .............................................         49,979           803,163
    *Electro Scientific Industries, Inc. ............................         71,213           875,208
    *Electronics for Imaging, Inc. ..................................         65,470           982,050
    *eMagin Corp. ...................................................         39,386           166,209
   #*EMCORE Corp. ...................................................        128,678           127,391
    *Emulex Corp. ...................................................         68,640           575,203
    *Entegris, Inc. .................................................         91,271           817,788
   #*Entropic Communications, Inc. ..................................        111,345           648,028
   #*Envestnet, Inc. ................................................          9,297           108,217
     EPIQ Systems, Inc. .............................................         64,950           926,187
    *ePlus, Inc. ....................................................         18,931           514,166
    *Euronet Worldwide, Inc. ........................................         56,870         1,101,572
    *Exar Corp. .....................................................         94,340           576,417
   #*ExlService Holdings, Inc. ......................................         33,947           885,338
    *Extreme Networks ...............................................        203,212           599,475
    *Fabrinet .......................................................          6,022            74,673
    #Fair Isaac Corp. ...............................................         46,790         1,279,707
    *Fairchild Semiconductor International, Inc. ....................            900            13,473
   #*FalconStor Software, Inc. ......................................         60,265           204,298
   #*FARO Technologies, Inc. ........................................         32,288         1,348,993
   #*FEI Co. ........................................................         43,300         1,721,608
    *FormFactor, Inc. ...............................................         76,752           458,977
   #*Forrester Research, Inc. .......................................         41,681         1,492,597
    *Frequency Electronics, Inc. ....................................         19,508           161,331
   #*FSI International, Inc. ........................................         82,117           202,829
    *Global Cash Access Holdings, Inc. ..............................        142,868           425,747
    *Globecomm Systems, Inc. ........................................         51,297           697,126
    *GSE Systems, Inc. ..............................................         20,762            35,711
    *GSI Group, Inc. ................................................         63,299           618,431

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *GSI Technology, Inc. ...........................................         61,196   $       299,860
   #*GT Advanced Technologies, Inc. .................................        105,500           865,100
    *GTSI Corp. .....................................................         19,687            87,017
    *Guidance Software, Inc. ........................................         39,496           237,371
    *Hackett Group, Inc. (The) ......................................         96,523           398,640
    *Harmonic, Inc. .................................................         83,507           459,289
    *Hauppauge Digital, Inc. ........................................         21,253            23,378
     Heartland Payment Systems, Inc. ................................         18,116           394,204
   #*Hittite Microwave Corp. ........................................          3,863           203,194
   #*HSW International, Inc. ........................................         15,129            44,933
   #*Hutchinson Technology, Inc. ....................................         43,196            76,889
    *I.D. Systems, Inc. .............................................         19,624           107,736
    *Identive Group, Inc. ...........................................         88,365           209,425
    *IEC Electronics Corp. ..........................................         22,786           135,121
   #*iGATE Corp. ....................................................         81,919         1,104,268
   #*iGo, Inc. ......................................................         68,442            80,762
    *Imation Corp. ..................................................         37,889           254,614
   #*Immersion Corp. ................................................         63,046           433,126
   #*Infinera Corp. .................................................         96,370           704,465
    *InfoSpace, Inc. ................................................         98,115           859,487
    *Innodata Isogen, Inc. ..........................................         59,616           208,656
    *Insight Enterprises, Inc. ......................................         64,434         1,088,935
    *Integrated Device Technology, Inc. .............................        209,150         1,271,632
    *Integrated Silicon Solution, Inc. ..............................         64,686           595,758
    *Intellicheck Mobilisa, Inc. ....................................         40,531            38,302
   #*Interactive Intelligence Group .................................         24,623           683,288
    #InterDigital, Inc. .............................................         31,836         1,383,274
    *Intermec, Inc. .................................................         43,121           347,986
    *Internap Network Services Corp. ................................        130,807           742,984
    *International Rectifier Corp. ..................................         50,372         1,223,536
    *Interphase Corp. ...............................................         15,655            66,377
     Intersil Corp. Class A .........................................          9,279           111,070
    *Intevac, Inc. ..................................................         44,016           354,329
    *IntriCon Corp. .................................................         16,201            83,435
    *INX, Inc. ......................................................         18,731           141,419
    *IPG Photonics Corp. ............................................         56,840         3,004,562
    *Iteris, Inc. ...................................................         58,990            76,097
   #*Ixia ...........................................................         83,339           944,231
    *IXYS Corp. .....................................................         70,855           968,588
    #j2 Global Communications, Inc. .................................         38,565         1,187,031
    *JDA Software Group, Inc. .......................................         47,162         1,503,053
    *Kemet Corp. ....................................................         81,660           752,905
   #*Kenexa Corp. ...................................................         41,455           948,076
    *Key Tronic Corp. ...............................................         27,708           115,819
     Keynote Systems, Inc. ..........................................         38,472           918,327
   #*KIT Digital, Inc. ..............................................        102,591           923,319
    *Kopin Corp. ....................................................        148,386           600,963
    *Kulicke & Soffa Industries, Inc. ...............................        101,885           983,190
    *KVH Industries, Inc. ...........................................         33,220           244,499
    *Lattice Semiconductor Corp. ....................................        146,313           926,161
    *LeCroy Corp. ...................................................         19,885           204,020
    *LGL Group, Inc. ................................................          5,074            40,338
   #*Limelight Networks, Inc. .......................................        147,183           409,169
    *Liquidity Services, Inc. .......................................         43,203         1,406,690
    #Littlefuse, Inc. ...............................................         24,500         1,199,520
    *LoJack Corp. ...................................................         42,858           142,289
    *LoopNet, Inc. ..................................................         47,319           837,073
    *Loral Space & Communications, Inc. .............................         17,062         1,032,251
    *LTX-Credence Corp. .............................................         90,635           573,720
    *Manhattan Associates, Inc. .....................................         19,274           816,254
    *ManTech International Corp. Class A ............................          4,465           156,855

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Marchex, Inc. Class B ..........................................         60,655   $       539,223
    *Market Leader, Inc. ............................................         67,535           168,838
    *Mattersight Corp. ..............................................         11,257            56,848
    *Mattson Technology, Inc. .......................................        106,895           144,308
     Maximus, Inc. ..................................................         32,282         1,302,256
   #*Maxwell Technologies, Inc. .....................................         10,522           210,124
    *Measurement Specialties, Inc. ..................................         34,012         1,061,515
    *MEMSIC, Inc. ...................................................         11,163            31,368
    *Mentor Graphics Corp. ..........................................        119,538         1,357,952
    *Mercury Computer Systems, Inc. .................................         57,811           844,041
     Mesa Laboratories, Inc. ........................................          6,345           236,288
     Methode Electronics, Inc. ......................................         71,788           666,911
     Micrel, Inc. ...................................................         63,592           700,784
   #*Microsemi Corp. ................................................         21,445           395,875
    *MicroStrategy, Inc. ............................................          5,998           790,356
   #*Mindspeed Technologies, Inc. ...................................         90,787           504,776
   #*MIPS Technologies, Inc. ........................................         74,541           409,230
     MKS Instruments, Inc. ..........................................         61,305         1,633,165
     Mocon, Inc. ....................................................         11,568           180,114
     ModusLink Global Solutions, Inc. ...............................         84,702           354,054
    *MoneyGram International, Inc. ..................................        166,899           427,261
    *Monolithic Power Systems, Inc. .................................         75,232           937,391
    *Monotype Imaging Holdings, Inc. ................................         64,735           878,454
   #*MoSys, Inc. ....................................................         75,237           291,167
     MTS Systems Corp. ..............................................         21,684           795,152
    *Multi-Fineline Electronix, Inc. ................................         35,922           824,051
   #*Nanometrics, Inc. ..............................................         51,210           864,425
    *NAPCO Security Technologies, Inc. ..............................         42,757            88,935
    *NCI, Inc. Class A ..............................................         15,145           206,729
   #*NETGEAR, Inc. ..................................................         41,819         1,482,902
   #*NetList, Inc. ..................................................         43,176            68,650
    *NetScout Systems, Inc. .........................................         64,833         1,062,613
   #*NetSuite, Inc. .................................................          2,700           102,708
    *Network Engines, Inc. ..........................................         46,033            59,383
    *Network Equipment Technologies, Inc. ...........................         66,153           126,352
    *NeuStar, Inc. ..................................................          3,513           111,678
    *Newport Corp. ..................................................         64,717           896,330
   #*NIC, Inc. ......................................................         20,564           283,989
   #*Novatel Wireless, Inc. .........................................         61,604           244,568
   #*NumereX Corp. Class A ..........................................         35,176           279,649
   #*Oclaro, Inc. ...................................................         16,149            66,372
    *OmniVision Technologies, Inc. ..................................         50,800           828,548
    *Online Resources Corp. .........................................         57,753           154,778
   #*Onvia, Inc. ....................................................          3,803            11,067
   #*Openwave Systems, Inc. .........................................        115,229           178,605
    *Oplink Communications, Inc. ....................................         44,894           728,181
    #OPNET Technologies, Inc. .......................................         43,196         1,889,393
    *Opnext, Inc. ...................................................         87,735            87,068
     Optical Cable Corp. ............................................         17,761            63,584
    *ORBCOMM, Inc. ..................................................         97,456           268,004
    *OSI Systems, Inc. ..............................................         29,110         1,289,573
    *PAR Technology Corp. ...........................................         31,258           113,779
    #Park Electrochemical Corp. .....................................         37,782         1,069,231
    *PC Connection, Inc. ............................................         66,593           556,052
    *PC Mall, Inc. ..................................................         28,324           149,267
    *PC-Tel, Inc. ...................................................         39,723           287,595
    *PDF Solutions, Inc. ............................................         46,425           240,017
    *Perceptron, Inc. ...............................................         24,048           135,991
    *Perficient, Inc. ...............................................         56,600           539,398
    *Performance Technologies, Inc. .................................         25,604            46,855
    *Pericom Semiconductor Corp. ....................................         53,215           451,795

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Pervasive Software, Inc. .......................................         47,844   $       298,068
   #*Photronics, Inc. ...............................................        148,683           932,242
    *Pixelworks, Inc. ...............................................         30,155            66,944
    *Planar Systems, Inc. ...........................................         29,908            57,722
    #Plantronics, Inc. ..............................................         41,400         1,383,174
   #*Plexus Corp. ...................................................         45,907         1,179,810
    *PLX Technology, Inc. ...........................................         77,760           252,720
    *PMC-Sierra, Inc. ...............................................        258,477         1,638,744
    #Power Integrations, Inc. .......................................         29,878         1,064,553
   #*Power-One, Inc. ................................................        111,584           552,341
    *Presstek, Inc. .................................................         49,529            37,642
    *PRGX Global, Inc. ..............................................         58,307           311,359
    *Procera Networks, Inc. .........................................          1,980            22,572
   #*Progress Software Corp. ........................................         58,464         1,231,252
   #*PROS Holdings, Inc. ............................................         38,885           616,716
     QAD, Inc. Class A ..............................................         24,946           288,376
     QAD, Inc. Class B ..............................................          6,515            76,356
    *QLogic Corp. ...................................................         72,566         1,013,747
    *Qualstar Corp. .................................................         12,400            23,932
    *RadiSys Corp. ..................................................         57,799           338,702
    *Ramtron International Corp. ....................................         67,717           161,844
     RealNetworks, Inc. .............................................         73,871           720,981
    *Reis, Inc. .....................................................         15,451           151,111
    *Relm Wireless Corp. ............................................         29,676            29,666
    *RF Industries, Ltd. ............................................          5,082            16,059
   #*RF Micro Devices, Inc. .........................................        205,272         1,506,696
     Richardson Electronics, Ltd. ...................................         32,476           421,863
   #*RightNow Technologies, Inc. ....................................         31,141         1,339,374
     Rimage Corp. ...................................................         22,462           249,328
    *Rofin-Sinar Technologies, Inc. .................................         36,445           947,570
    *Rogers Corp. ...................................................         29,423         1,270,191
   #*Rosetta Stone, Inc. ............................................         37,006           367,470
    *Rubicon Technology, Inc. .......................................         23,165           241,379
    *Rudolph Technologies, Inc. .....................................         69,561           512,665
    *S1 Corp. .......................................................        117,364         1,141,952
   #*Saba Software, Inc. ............................................         61,476           426,643
    *Sanmina-SCI Corp. ..............................................         57,100           503,051
    #Sapient Corp. ..................................................        142,342         1,759,347
   #*ScanSource, Inc. ...............................................         29,913         1,039,776
    *Scientific Learning Corp. ......................................         32,456           112,947
    *SeaChange International, Inc. ..................................         64,282           542,540
    *Selectica, Inc. ................................................          1,042             3,980
    *Semtech Corp. ..................................................         61,209         1,494,724
    *Sevcon, Inc. ...................................................          4,832            29,717
    *ShoreTel, Inc. .................................................         70,560           412,776
   #*Sigma Designs, Inc. ............................................         64,343           536,621
   #*Silicon Graphics International Corp. ...........................         26,072           377,001
    *Silicon Image, Inc. ............................................        147,274           948,445
   #*Silicon Laboratories, Inc. .....................................          1,500            64,125
   #*Smith Micro Software, Inc. .....................................         54,461            63,719
   #*Sonus Networks, Inc. ...........................................        198,396           525,749
    *Soundbite Communications, Inc. .................................          4,790            12,167
   #*Sourcefire, Inc. ...............................................         25,577           704,646
    *Spansion, Inc. Class A .........................................         46,960           483,218
   #*Spark Networks, Inc. ...........................................         47,747           148,016
    *Spire Corp. ....................................................          1,807             2,259
   #*SRS Labs, Inc. .................................................         41,838           294,121
    *SS&C Technologies Holdings, Inc. ...............................          4,965            78,745
    *Stamps.com, Inc. ...............................................         32,039         1,043,190
    *Standard Microsystems Corp. ....................................         53,982         1,336,594
    *StarTek, Inc. ..................................................         26,575            62,451

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
   #*STEC, Inc. .....................................................         55,726   $       630,818
   #*Stratasys, Inc. ................................................         29,742           833,966
   #*Stream Global Services, Inc. ...................................            275               861
   #*SunPower Corp. Class A .........................................          3,690            36,974
    *Super Micro Computer, Inc. .....................................         44,960           719,360
    *Supertex, Inc. .................................................         27,151           501,207
    *Support.com, Inc. ..............................................         94,637           199,684
    *Sycamore Networks, Inc. ........................................         47,611           915,083
    *Symmetricom, Inc. ..............................................         93,126           479,599
   #*Synaptics, Inc. ................................................         27,717           936,557
   #*Synchronoss Technologies, Inc. .................................         32,169           967,000
   #*SYNNEX Corp. ...................................................         58,459         1,687,711
   #*Take-Two Interactive Software, Inc. ............................         33,671           531,328
   #*Taleo Corp. ....................................................         22,115           716,526
    *Tech Data Corp. ................................................         12,349           607,324
    *TechTarget, Inc. ...............................................         55,481           411,114
    *Tekelec ........................................................        137,896         1,354,139
    *TeleCommunication Systems, Inc. Class A ........................        127,155           419,612
   #*TeleNav, Inc. ..................................................         61,531           527,321
   #*TeleTech Holdings, Inc. ........................................         58,571         1,023,821
     Telular Corp. ..................................................         43,142           258,421
   #*Teradyne, Inc. .................................................         36,881           528,136
     Tessco Technologies, Inc. ......................................         18,299           254,722
    *Tessera Technologies, Inc. .....................................         58,942           811,631
     TheStreet, Inc. ................................................         73,298           141,465
    *THQ, Inc. ......................................................         35,573            75,770
    *Tier Technologies, Inc. ........................................         34,049           119,852
    *TiVo, Inc. .....................................................         89,428           968,505
    *TNS, Inc. ......................................................         24,367           475,888
    *Transact Technologies, Inc. ....................................         21,756           167,739
   #*Travelzoo, Inc. ................................................         26,684           850,152
   #*Trident Microsystems, Inc. .....................................         36,889            19,920
    *Trio-Tech International ........................................          1,000             2,480
    *Triquint Semiconductor, Inc. ...................................        136,226           724,722
    *TSR, Inc. ......................................................            300             1,252
    *TTM Technologies, Inc. .........................................         80,013           893,745
   #*Tyler Technologies, Inc. .......................................         34,175         1,078,905
    *Ultimate Software Group, Inc. ..................................          3,229           194,321
    *Ultra Clean Holdings, Inc. .....................................         35,360           193,773
    *Ultratech, Inc. ................................................         46,344         1,010,299
    *Unisys Corp. ...................................................         15,388           399,934
     United Online, Inc. ............................................        169,651         1,002,637
   #*Universal Display Corp. ........................................         36,606         1,714,259
   #*USA Technologies, Inc. .........................................         42,977            62,746
    *UTStarcom Holdings Corp. .......................................        176,378           252,221
   #*ValueClick, Inc. ...............................................         77,802         1,369,315
   #*Veeco Instruments, Inc. ........................................         31,655           844,872
    *Verint Systems, Inc. ...........................................          2,631            78,404
   #*Viasat, Inc. ...................................................         18,725           797,498
    *Viasystems Group, Inc. .........................................          6,955           143,203
    *Vicon Industries, Inc. .........................................         12,267            41,094
    *Video Display Corp. ............................................         29,556           122,066
   #*VirnetX Holding Corp. ..........................................         61,837         1,332,587
    *Virtusa Corp. ..................................................         56,286           916,899
    *Vishay Precision Group, Inc. ...................................            977            14,254
   #*Vocus, Inc. ....................................................         15,477           315,421
   #*Volterra Semiconductor Corp. ...................................         29,470           698,439
     Wayside Technology Group, Inc. .................................         12,677           152,124
   #*Web.com Group, Inc. ............................................         55,682           537,888
   #*Websense, Inc. .................................................         24,978           445,608
    *Westell Technologies, Inc. Class A .............................        109,672           220,441

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *WPCS International, Inc. .......................................          6,382   $        14,679
    *Wright Express Corp. ...........................................         19,101           895,455
    *XO Group, Inc. .................................................         73,223           675,848
    *X-Rite, Inc. ...................................................         12,418            56,005
    *Xyratex, Ltd. ..................................................         38,650           527,186
    *Zix Corp. ......................................................         62,106           154,023
    *Zygo Corp. .....................................................         42,048           645,016
                                                                                       ---------------
Total Information Technology ........................................                      211,440,189
                                                                                       ---------------
Materials -- (4.5%)
     A. Schulman, Inc. ..............................................         39,305           829,729
    *A.M. Castle & Co. ..............................................         52,923           724,516
    *AEP Industries, Inc. ...........................................         15,691           424,128
    #AK Steel Holding Corp. .........................................         67,672           563,708
    #AMCOL International Corp. ......................................         31,995           965,929
    *American Pacific Corp. .........................................         15,105           139,268
     American Vanguard Corp. ........................................         64,951           803,444
    *Arabian American Development Co. ...............................         11,067            50,466
    *Balchem Corp. ..................................................         26,831           989,259
     Boise, Inc. ....................................................        116,700           706,035
     Buckeye Technologies, Inc. .....................................         76,189         2,303,955
     Cabot Corp. ....................................................         28,328           854,939
   #*Calgon Carbon Corp. ............................................         51,520           821,744
     Carpenter Technology Corp. .....................................         50,262         2,850,861
    *Century Aluminum Co. ...........................................         75,500           842,580
    *Chemtura Corp. .................................................         15,365           186,531
    *Clearwater Paper Corp. .........................................         21,200           702,356
    *Coeur d'Alene Mines Corp. ......................................         53,700         1,373,109
     Commercial Metals Co. ..........................................        113,177         1,406,790
    *Contango ORE, Inc. .............................................          2,399            33,586
    *Continental Materials Corp. ....................................          1,135            12,292
    *Core Molding Technologies, Inc. ................................         24,525           213,122
     Deltic Timber Corp. ............................................         10,217           691,589
     Eagle Materials, Inc. ..........................................         45,300           932,274
    *Ferro Corp. ....................................................         79,306           513,110
     Friedman Industries, Inc. ......................................         15,837           165,972
   #*General Moly, Inc. .............................................        176,600           607,504
   #*Georgia Gulf Corp. .............................................         21,863           395,720
   #*Globe Specialty Metals, Inc. ...................................         41,447           690,922
   #*Golden Minerals, Co. ...........................................         15,292           107,197
    *Graphic Packaging Holding Co. ..................................        294,541         1,301,871
     H.B. Fuller Co. ................................................         55,958         1,202,537
    #Hawkins, Inc. ..................................................         20,977           803,000
     Haynes International, Inc. .....................................         27,303         1,596,952
    *Headwaters, Inc. ...............................................        125,006           220,011
    *Horsehead Holding Corp. ........................................         70,825           614,761
     Innophos Holdings, Inc. ........................................         31,295         1,376,667
    *Innospec, Inc. .................................................         36,613         1,105,713
     Kaiser Aluminum Corp. ..........................................         26,215         1,217,949
    *KapStone Paper & Packaging Corp. ...............................         76,202         1,249,713
     KMG Chemicals, Inc. ............................................         27,169           395,037
    #Koppers Holdings, Inc. .........................................         10,100           334,209
    *Kraton Performance Polymers, Inc. ..............................          6,614           130,164
     Kronos Worldwide, Inc. .........................................         50,104         1,111,808
    *Landec Corp. ...................................................         62,261           386,641
    #Limoneira Co. ..................................................            902            15,650
   #*Louisiana-Pacific Corp. ........................................        133,286           886,352
   #*LSB Industries, Inc. ...........................................         32,790         1,161,750
    *Materion Corp. .................................................         33,629           889,151
    *Mercer International, Inc. .....................................        102,593           705,840
    *Metals USA Holdings Corp. ......................................         29,161           317,563

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Minerals Technologies, Inc. ....................................         22,365   $     1,226,497
   #*Mines Management, Inc. .........................................         10,475            26,188
    *Mod-Pac Corp. ..................................................          5,715            33,833
     Myers Industries, Inc. .........................................         94,077         1,149,621
     Neenah Paper, Inc. .............................................         35,499           585,734
    #NewMarket Corp. ................................................          7,800         1,514,292
     NL Industries, Inc. ............................................        133,390         1,939,491
    *Noranda Aluminum Holding Corp. .................................          5,930            54,912
    *Northern Technologies International Corp. ......................          7,993           115,898
     Olin Corp. .....................................................         47,749           900,546
     Olympic Steel, Inc. ............................................         23,588           482,375
    *OM Group, Inc. .................................................         44,500         1,286,495
   #*Omnova Solutions, Inc. .........................................         55,260           244,802
     P.H. Glatfelter Co. ............................................         93,220         1,398,300
    *Penford Corp. ..................................................         22,630           115,639
     PolyOne Corp. ..................................................         85,655           958,479
     Quaker Chemical Corp. ..........................................         34,724         1,208,048
    *RTI International Metals, Inc. .................................         42,100         1,111,019
     Schnitzer Steel Industries, Inc. Class A .......................          5,000           234,000
    #Schweitzer-Maudoit International, Inc. .........................         24,574         1,728,044
     Sensient Technologies Corp. ....................................         52,915         1,955,738
    *Spartech Corp. .................................................         27,441           111,410
     Stepan Co. .....................................................         11,403           881,338
   #*Stillwater Mining Co. ..........................................         30,255           343,697
    *Synalloy Corp. .................................................         15,685           156,850
     Texas Industries, Inc. .........................................         27,465           823,950
   #*U.S. Gold Corp. ................................................         92,774           421,194
    *United States Lime & Minerals, Inc. ............................         12,780           702,900
    *Universal Stainless & Alloy Products, Inc. .....................         17,848           671,977
     Wausau Paper Corp. .............................................        103,322           774,915
     Westlake Chemical Corp. ........................................         36,025         1,484,590
     Worthington Industries, Inc. ...................................         79,530         1,374,278
    *WR Grace & Co. .................................................         18,700           781,473
     Zep, Inc. ......................................................         44,000           670,560
   #*Zoltek Cos., Inc. ..............................................         75,333           546,164
                                                                                       ---------------
Total Materials .....................................................                       66,941,221
                                                                                       ---------------
Other -- (0.0%)
  .#*Atlas Energy, Inc. Escrow Shares ...............................         28,782                --
   .*Endo Pharmaceuticals Solutions .................................         57,207            62,928
   .*Gerber Scientific, Inc. Escrow Shares ..........................         58,381                --
   .*MAIR Holdings, Inc. Escrow Shares ..............................         23,464                --
   .*Petrocorp, Inc. Escrow Shares ..................................          5,200               312
   .*Price Communications Liquidation Trust .........................         68,586                --
                                                                                       ---------------
Total Other .........................................................                           63,240
                                                                                       ---------------
Telecommunication Services -- (0.8%)
   #*AboveNet, Inc. .................................................         11,460           680,151
     Atlantic Tele-Network, Inc. ....................................         29,785         1,130,341
    *Cbeyond, Inc. ..................................................         34,339           282,953
   #*Cincinnati Bell, Inc. ..........................................        265,533           855,016
   #*Cogent Communications Group, Inc. ..............................          5,564            89,302
     Consolidated Communications Holdings, Inc. .....................         35,823           676,338
   #*FiberTower Corp. ...............................................         10,135             9,730
   #*General Communications, Inc. Class A ...........................        102,148           965,299
     HickoryTech Corp. ..............................................         34,398           383,882
     IDT Corp. Class B ..............................................         43,419           499,319
   #*Iridium Communications, Inc. ...................................        125,094           795,598
   #*Leap Wireless International, Inc. ..............................         54,200           376,690
   #*Level 3 Communications, Inc. ...................................         20,526           547,839
    *Neutral Tandem, Inc. ...........................................         61,486           648,062

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Telecommunication Services -- (Continued)
     NTELOS Holdings Corp. ..........................................         25,101   $       477,421
    *PAETEC Holding Corp. ...........................................         68,117           373,281
    *Premiere Global Services, Inc. .................................        115,052         1,042,371
    *Primus Telecommunications Group, Inc. ..........................          3,493            41,043
    *Shenandoah Telecommunications Co. ..............................         40,811           553,397
     SureWest Communications ........................................         34,810           399,271
     USA Mobility, Inc. .............................................         59,302           775,077
    *Warwick Valley Telephone Co. ...................................          6,834            82,350
                                                                                       ---------------
Total Telecommunication Services ....................................                       11,684,731
                                                                                       ---------------
Utilities -- (2.6%)
     ALLETE, Inc. ...................................................         41,854         1,653,652
     American States Water Co. ......................................         21,553           753,062
     Artesian Resources Corp. .......................................         19,729           359,068
     Avista Corp. ...................................................         66,865         1,701,714
    #Black Hills Corp. ..............................................         45,490         1,533,468
   #*Cadiz, Inc. ....................................................         12,406           119,222
     California Water Service Group .................................         43,924           815,669
     Central Vermont Public Service Corp. ...........................         19,742           698,275
    #CH Energy Group, Inc. ..........................................         17,837           984,781
     Chesapeake Utilities Corp. .....................................         21,260           901,211
     Cleco Corp. ....................................................         53,455         1,970,886
     Connecticut Water Services, Inc. ...............................         18,368           491,160
     Consolidated Water Co., Ltd. ...................................         20,564           190,834
     Delta Natural Gas Co., Inc. ....................................          8,819           284,413
   #*Dynegy, Inc. ...................................................        134,739           494,492
    #El Paso Electric Co. ...........................................         49,500         1,585,485
     Empire District Electric Co. ...................................         31,003           619,130
     Gas Natural, Inc. ..............................................         18,151           199,661
    *Genie Energy, Ltd. Class B .....................................         43,419           360,378
     IDACORP, Inc. ..................................................         25,596         1,033,566
     Laclede Group, Inc. ............................................         22,878           917,865
    #MGE Energy, Inc. ...............................................         23,886         1,042,385
     Middlesex Water Co. ............................................         34,157           647,275
    #New Jersey Resources Corp. .....................................         39,100         1,838,482
     Northwest Natural Gas Co. ......................................         21,614         1,009,806
     NorthWestern Corp. .............................................         41,819         1,440,665
    #Ormat Technologies, Inc. .......................................         34,449           654,187
    #Otter Tail Corp. ...............................................         36,023           699,206
     Pennichuck Corp. ...............................................         10,155           288,910
     PNM Resources, Inc. ............................................         90,952         1,635,317
     Portland General Electric Co. ..................................         81,346         1,996,231
     RGC Resources, Inc. ............................................         13,188           236,856
     SJW Corp. ......................................................         40,084           933,156
    #South Jersey Industries, Inc. ..................................         33,187         1,868,760
     Southwest Gas Corp. ............................................         47,073         1,858,442
    *Synthesis Energy Systems, Inc. .................................         53,858            82,941
    #UIL Holdings Corp. .............................................         33,058         1,126,617
     UniSource Energy Corp. .........................................         35,863         1,336,973
     Unitil Corp. ...................................................         24,265           647,148
    #WGL Holdings, Inc. .............................................         23,301           997,516
    #York Water Co. .................................................         25,460           432,820
                                                                                       ---------------
Total Utilities .....................................................                       38,441,685
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,208,279,355
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
   .*Capital Bank Corp. Rights Contingent Value Rights ..............          3,283                --
   .*Contra Pharmacopeia Contingent Value Rights ....................         38,293                --
   .*Emergent Biosolutions, Inc. Contingent Value Rights ............         11,896                --
    *Valley National Bancorp Warrants 06/30/15 ......................              3                 6

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
    *Zion Oil & Gas, Inc. Warrants 08/15/12 .........................          1,944   $           583
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                              589
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................      3,782,768         3,782,768
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (18.2%)
 (S)@DFA Short Term Investment Fund .................................    267,536,645       267,536,645
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/11 (Collateralized by $3,062,017 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
       10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
       maturities ranging from 06/01/26 to 06/01/41, valued at
       $3,073,023) to be repurchased at $2,972,842 ..................   $      2,973         2,972,832
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      270,509,477
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,164,780,787) ............................................                  $ 1,482,572,189
                                                                                       ===============

                        T.A. U.S. CORE EQUITY 2 PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (87.8%)
Consumer Discretionary -- (12.6%)
    *1-800-FLOWERS.COM, Inc. Class A ................................         13,987   $        39,863
    *99 Cents Only Stores ...........................................         37,689           821,620
     A.H. Belo Corp. Class A ........................................          9,396            46,980
     Aaron's, Inc. ..................................................         45,684         1,222,504
     Abercrombie & Fitch Co. ........................................         37,949         2,823,406
    *AC Moore Arts & Crafts, Inc. ...................................          8,745            13,817
     Acme United Corp. ..............................................            700             6,601
     Advance Auto Parts, Inc. .......................................          3,500           227,745
   #*Aeropostale, Inc. ..............................................         16,200           221,292
    *AFC Enterprises, Inc. ..........................................          9,402           128,901
   #*Amazon.com, Inc. ...............................................         14,300         3,053,193
     Ambassadors Group, Inc. ........................................          9,090            45,086
    *AMC Networks, Inc. Class A .....................................          6,203           202,342
     Amcon Distributing Co. .........................................            116             6,426
    *American Axle & Manufacturing Holdings, Inc. ...................         28,428           275,467
     American Eagle Outfitters, Inc. ................................        115,622         1,518,117
   #*American Public Education, Inc. ................................          4,000           143,240
    *America's Car-Mart, Inc. .......................................          5,900           196,942
    *Amerigon, Inc. .................................................         13,800           211,692
     Ameristar Casinos, Inc. ........................................         23,806           440,411
    *ANN, INC. ......................................................         29,243           779,034
    *Apollo Group, Inc. Class A .....................................          7,400           350,390
     Arbitron, Inc. .................................................          6,900           274,137
   #*Archipelago Learning, Inc. .....................................         11,132           113,435
    *Arctic Cat, Inc. ...............................................          6,587           133,782
    *Ark Restaurants Corp. ..........................................          1,415            19,810
    *Asbury Automotive Group, Inc. ..................................         19,085           355,935
    *Ascena Retail Group, Inc. ......................................         43,017         1,243,191
    *Ascent Capital Group, Inc. Class A .............................          7,980           363,010
   #*Atrinsic, Inc. .................................................          2,961             4,886
    *Audiovox Corp. Class A .........................................         11,009            78,274
     Autoliv, Inc. ..................................................         13,256           765,799
   #*AutoNation, Inc. ...............................................         50,992         1,985,628
   #*AutoZone, Inc. .................................................          2,000           647,180
    *Ballantyne Strong, Inc. ........................................          7,021            26,118
    *Bally Technologies, Inc. .......................................         23,136           839,143
    #Barnes & Noble, Inc. ...........................................         33,628           412,616
     Bassett Furniture Industries, Inc. .............................          5,415            40,883
    *Beasley Broadcast Group, Inc. ..................................          2,443             9,577
   #*Beazer Homes USA, Inc. .........................................         16,300            35,045
     bebe stores, Inc. ..............................................         48,734           349,910
   #*Bed Bath & Beyond, Inc. ........................................         22,200         1,372,848
     Belo Corp. Class A .............................................         55,367           351,027
    *Benihana, Inc. .................................................            690             6,893
    *Benihana, Inc. Class A .........................................          6,465            62,323
    #Best Buy Co., Inc. .............................................         82,254         2,157,522
    #Big 5 Sporting Goods Corp. .....................................         11,665            90,170
   #*Big Lots, Inc. .................................................         35,261         1,328,987
    *Biglari Holdings, Inc. .........................................            800           276,096
   #*BJ's Restaurants, Inc. .........................................         14,900           788,657
   #*Blue Nile, Inc. ................................................          3,300           148,929
    *Bluegreen Corp. ................................................         15,723            35,534
     Blyth, Inc. ....................................................          4,749           265,137
     Bob Evans Farms, Inc. ..........................................         17,928           589,831
    #Bon-Ton Stores, Inc. (The) .....................................          8,285            43,745
    #Books-A-Million, Inc. ..........................................          7,785            17,283
   #*BorgWarner, Inc. ...............................................         21,107         1,614,474
     Bowl America, Inc. Class A .....................................          1,280            15,821

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Boyd Gaming Corp. ..............................................         39,950   $       258,876
   #*Bridgepoint Education, Inc. ....................................         20,263           439,099
    #Brinker International, Inc. ....................................         28,231           646,490
    #Brown Shoe Co., Inc. ...........................................         20,200           179,982
   #*Brunswick Corp. ................................................         10,030           177,130
    #Buckle, Inc. ...................................................         14,000           623,840
    *Buffalo Wild Wings, Inc. .......................................          8,647           572,604
    *Build-A-Bear-Workshop, Inc. ....................................          9,636            63,116
   #*Cabela's, Inc. .................................................         41,490         1,033,931
     Cablevision Systems Corp. ......................................         24,813           359,044
    *Cache, Inc. ....................................................          5,016            26,384
     Callaway Golf Co. ..............................................         37,000           214,970
    *Cambium Learning Group, Inc. ...................................         38,040           125,532
    *Canterbury Park Holding Corp. ..................................            200             2,090
    *Capella Education Co. ..........................................          3,210           111,740
   #*Career Education Corp. .........................................         45,266           730,141
    *Caribou Coffee Co., Inc. .......................................         12,297           167,854
   #*CarMax, Inc. ...................................................         52,548         1,579,593
    *Carmike Cinemas, Inc. ..........................................          4,400            28,512
     Carnival Corp. .................................................        118,459         4,170,941
     Carriage Services, Inc. ........................................          8,378            49,933
    *Carrols Restaurant Group, Inc. .................................         12,153           113,509
   #*Carter's, Inc. .................................................         32,552         1,239,906
    *Casual Male Retail Group, Inc. .................................         28,288           117,395
     Cato Corp. Class A .............................................         16,675           427,380
   #*Cavco Industries, Inc. .........................................          3,770           169,763
     CBS Corp. Class A ..............................................          7,638           201,414
     CBS Corp. Class B ..............................................        198,685         5,128,060
     CEC Entertainment, Inc. ........................................          9,900           313,038
   #*Central European Media Enterprises, Ltd. Class A ...............          6,136            67,741
   #*Charles & Colvard, Ltd. ........................................          7,222            15,888
   #*Charming Shoppes, Inc. .........................................         68,912           239,125
    *Charter Communications, Inc. Class A ...........................          5,215           239,577
   #*Cheesecake Factory, Inc. .......................................         35,265           987,067
     Cherokee, Inc. .................................................          2,045            26,871
     Chico's FAS, Inc. ..............................................         91,885         1,135,699
   #*Children's Place Retail Stores, Inc. (The) .....................         15,571           731,058
    *Chipotle Mexican Grill, Inc. ...................................          5,000         1,680,600
    #Choice Hotels International, Inc. ..............................         13,995           500,881
     Christopher & Banks Corp. ......................................         19,059            63,466
     Churchill Downs, Inc. ..........................................         10,219           491,227
     Cinemark Holdings, Inc. ........................................         64,292         1,328,916
   #*Citi Trends, Inc. ..............................................          7,600            94,164
    *Clear Channel Outdoor Holdings, Inc. Class A ...................         17,824           196,064
     Coach, Inc. ....................................................         15,500         1,008,585
    *Cobra Electronics Corp. ........................................            500             1,770
   #*Coinstar, Inc. .................................................         13,196           629,977
   #*Collective Brands, Inc. ........................................         34,800           508,428
     Collectors Universe, Inc. ......................................          4,045            62,536
    #Columbia Sportswear Co. ........................................         18,894         1,015,364
     Comcast Corp. Class A ..........................................        398,517         9,345,224
     Comcast Corp. Special Class A ..................................        154,874         3,562,102
   #*Conn's, Inc. ...................................................         18,723           172,439
     Cooper Tire & Rubber Co. .......................................         28,990           415,427
    *Core-Mark Holding Co., Inc. ....................................          6,641           222,407
    *Cost Plus, Inc. ................................................         11,527            90,948
    #CPI Corp. ......................................................          1,600             9,552
     Cracker Barrel Old Country Store, Inc. .........................          8,920           378,119
    *Crocs, Inc. ....................................................         41,900           740,373
    *Crown Media Holdings, Inc. .....................................          2,100             3,318
     CSS Industries, Inc. ...........................................            200             4,216

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Culp, Inc. .....................................................          5,746   $        49,301
    *Cumulus Media, Inc. ............................................         15,609            46,983
    *Cybex International, Inc. ......................................          2,998             2,398
     D.R. Horton, Inc. ..............................................        187,710         2,089,212
    *Dana Holding Corp. .............................................         74,176         1,048,849
     Darden Restaurants, Inc. .......................................         23,400         1,120,392
   #*Deckers Outdoor Corp. ..........................................         14,937         1,721,340
    *dELiA*s, Inc. ..................................................          7,169            10,037
    *Delta Apparel, Inc. ............................................          6,071           109,339
     Destination Maternity Corp. ....................................          7,084           117,382
     DeVry, Inc. ....................................................         27,108         1,021,429
   #*DGSE Cos., Inc. ................................................          2,601            21,458
    *Dick's Sporting Goods, Inc. ....................................         14,942           584,083
     Dillard's, Inc. Class A ........................................         39,857         2,053,831
    *DineEquity, Inc. ...............................................         10,577           496,696
    *DIRECTV Class A ................................................         57,283         2,604,085
   #*Discovery Communications, Inc. Class A .........................         21,350           927,871
    *Discovery Communications, Inc. Class B .........................          1,077            45,977
    *Discovery Communications, Inc. Class C .........................         22,783           901,523
    *DISH Network Corp. .............................................         20,300           490,651
    *Dixie Group, Inc. (The) ........................................          3,261            10,207
    *Dolan Co. ......................................................         16,222           141,942
   #*Dollar General Corp. ...........................................         17,616           698,651
    *Dollar Tree, Inc. ..............................................         15,300         1,223,388
    *Domino's Pizza, Inc. ...........................................         22,641           725,191
    *Dorman Products, Inc. ..........................................         10,724           408,692
    *Dover Downs Gaming & Entertainment, Inc. .......................          8,312            17,788
    *Dreams, Inc. ...................................................         14,456            26,888
   #*DreamWorks Animation SKG, Inc. Class A .........................         20,808           385,988
     Drew Industries, Inc. ..........................................         13,100           314,793
     DSW, Inc. Class A ..............................................         16,557           866,593
    *E.W. Scripps Co. Class A (The) .................................         27,556           229,817
   #*Education Management Corp. .....................................         14,470           287,374
     Educational Development Corp. ..................................          1,000             5,475
     Einstein Noah Restaurant Group, Inc. ...........................          9,803           144,300
    *Emerson Radio Corp. ............................................         11,467            19,494
   #*Entercom Communications Corp. Class A ..........................         16,736           109,788
    *Entravision Communications Corp. ...............................         20,580            33,957
     Escalade, Inc. .................................................          4,331            23,257
    #Ethan Allen Interiors, Inc. ....................................         15,940           315,612
    *Ever-Glory International Group, Inc. ...........................          1,400             1,890
    *Exide Technologies .............................................         41,653           187,438
    #Expedia, Inc. ..................................................         13,250           347,945
    *Express, Inc. ..................................................          9,956           224,906
     Family Dollar Stores, Inc. .....................................          5,700           334,191
    *Famous Dave's of America, Inc. .................................          3,800            33,212
    *Federal-Mogul Corp. ............................................         46,933           791,290
     Finish Line, Inc. Class A (The) ................................         31,500           633,150
    *Fisher Communications, Inc. ....................................          4,242           123,188
     Flexsteel Industries, Inc. .....................................          1,903            27,118
     Foot Locker, Inc. ..............................................         96,404         2,107,391
   #*Ford Motor Co. .................................................        164,337         1,919,456
    *Fossil, Inc. ...................................................         37,684         3,906,323
    #Fred's, Inc. Class A ...........................................         22,900           279,151
     Frisch's Restaurants, Inc. .....................................          2,647            50,558
    *Fuel Systems Solutions, Inc. ...................................         10,132           236,481
    *Full House Resorts, Inc. .......................................          7,320            21,082
    *Furniture Brands International, Inc. ...........................         28,270            53,996
    #Gaiam, Inc. ....................................................          9,924            38,406
   #*GameStop Corp. Class A .........................................         81,331         2,079,634
     Gaming Partners International Corp. ............................          3,430            23,118

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #Gannett Co., Inc. ..............................................        110,787   $     1,295,100
    #Gap, Inc. ......................................................         94,475         1,785,578
    #Garmin, Ltd. ...................................................         56,321         1,936,879
   #*Gaylord Entertainment Co. ......................................         26,962           630,641
    *Geeknet, Inc. ..................................................          3,343            65,088
    *General Motors Co. .............................................         74,700         1,930,995
    *Genesco, Inc. ..................................................         14,046           827,871
     Gentex Corp. ...................................................         29,554           890,166
     Genuine Parts Co. ..............................................         36,556         2,099,411
    *G-III Apparel Group, Ltd. ......................................         11,048           311,443
    *Global Sources, Ltd. ...........................................         11,995            87,444
   #*Golfsmith International Holdings, Inc. .........................          1,127             3,967
    *Goodyear Tire & Rubber Co. .....................................         58,400           838,624
    *Gordmans Stores, Inc. ..........................................          1,261            17,629
    *Grand Canyon Education, Inc. ...................................          6,300           102,753
    *Gray Television, Inc. ..........................................         27,797            52,814
   #*Gray Television, Inc. Class A ..................................          2,300             3,864
   #*Great Wolf Resorts, Inc. .......................................         18,227            44,838
     Group 1 Automotive, Inc. .......................................         13,916           634,013
     Guess?, Inc. ...................................................         25,133           829,138
    #H&R Block, Inc. ................................................         26,200           400,598
    *Hallwood Group, Inc. ...........................................            342             4,484
   #*Hanesbrands, Inc. ..............................................         17,637           465,088
    #Harley-Davidson, Inc. ..........................................         33,100         1,287,590
     Harman International Industries, Inc. ..........................         32,399         1,398,341
     Harte-Hanks, Inc. ..............................................         34,372           301,786
     Hasbro, Inc. ...................................................         10,470           398,488
     Haverty Furniture Cos., Inc. ...................................         10,420           121,080
     Haverty Furniture Cos., Inc. Class A ...........................            717             8,604
    *Heelys, Inc. ...................................................          7,843            15,608
    *Helen of Troy, Ltd. ............................................         18,307           529,622
   #*hhgregg, Inc. ..................................................         16,525           210,694
   #*Hibbett Sporting Goods, Inc. ...................................         12,374           509,685
     Hillenbrand, Inc. ..............................................         34,961           738,027
    *Hollywood Media Corp. ..........................................          3,406             4,394
    #Home Depot, Inc. ...............................................        144,802         5,183,912
     Hooker Furniture Corp. .........................................          4,979            48,296
     Hot Topic, Inc. ................................................         25,900           195,804
    *HSN, Inc. ......................................................         25,360           904,591
    *Hyatt Hotels Corp. Class A .....................................         10,581           393,507
    *Iconix Brand Group, Inc. .......................................         43,450           779,928
     International Game Technology ..................................         27,005           475,018
     International Speedway Corp. Class A ...........................         17,010           405,859
    #Interpublic Group of Cos., Inc. (The) ..........................        130,592         1,238,012
    *Interval Leisure Group, Inc. ...................................         29,585           408,569
    *iRobot Corp. ...................................................         12,979           439,469
    *Isle of Capri Casinos, Inc. ....................................         20,596           112,042
   #*ITT Educational Services, Inc. .................................          3,800           235,448
    *J. Alexander's Corp. ...........................................          5,096            34,041
     J.C. Penney Co., Inc. ..........................................         86,773         2,783,678
   #*Jack in the Box, Inc. ..........................................         28,514           586,818
     JAKKS Pacific, Inc. ............................................         13,368           253,591
    *Jamba, Inc. ....................................................          3,589             6,101
     Jarden Corp. ...................................................         37,340         1,196,000
    #Johnson Controls, Inc. .........................................         97,400         3,207,382
    *Johnson Outdoors, Inc. Class A .................................          2,745            51,030
     Jones Group, Inc. (The) ........................................         43,951           490,933
   #*Jos. A. Bank Clothiers, Inc. ...................................         15,500           828,320
    *Journal Communications, Inc. ...................................         23,003            88,792
    *K12, Inc. ......................................................         14,486           507,734
     KB Home ........................................................         32,600           227,222

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Kenneth Cole Productions, Inc. Class A .........................          5,400   $        58,104
    *Kid Brands, Inc. ...............................................         17,790            52,125
   #*Kirkland's, Inc. ...............................................         10,684           120,088
    *Knology, Inc. ..................................................         15,100           216,383
     Kohl's Corp. ...................................................         54,260         2,876,323
    *Kona Grill, Inc. ...............................................          2,064            11,889
     Koss Corp. .....................................................          1,566             7,987
    *Krispy Kreme Doughnuts, Inc. ...................................         35,600           251,336
     KSW, Inc. ......................................................            498             1,554
   #*K-Swiss, Inc. Class A ..........................................          8,400            37,800
     Lacrosse Footwear, Inc. ........................................          2,889            36,979
    *Lakeland Industries, Inc. ......................................          1,682            12,649
    *Lakes Entertainment, Inc. ......................................         11,593            24,345
   #*Lamar Advertising Co. Class A ..................................         32,452           729,845
    *Las Vegas Sands Corp. ..........................................         31,071         1,458,783
    *La-Z-Boy, Inc. .................................................         30,818           313,111
    *Leapfrog Enterprises, Inc. .....................................         25,671            95,753
     Lear Corp. .....................................................         24,991         1,172,328
    *Learning Tree International, Inc. ..............................          7,899            62,797
    #Leggett & Platt, Inc. ..........................................         86,310         1,890,189
    #Lennar Corp. Class A ...........................................         96,883         1,602,445
     Lennar Corp. Class B Voting ....................................         14,859           189,155
   #*Libbey, Inc. ...................................................          7,227            91,494
    *Liberty Global, Inc. Class A ...................................         51,400         2,065,252
    *Liberty Global, Inc. Class B ...................................            121             5,124
   #*Liberty Global, Inc. Class C ...................................         45,685         1,752,933
    *Liberty Interactive Corp. Class A ..............................        226,605         3,723,120
    *Liberty Interactive Corp. Class B ..............................          1,100            18,128
    *Liberty Media Corp. - Liberty Capital Class A ..................         51,949         3,990,722
    *Liberty Media Corp. - Liberty Capital Class B ..................            329            25,512
    *Liberty Media Corp. - Liberty Starz Class A ....................         25,625         1,750,188
    *Liberty Media Corp. - Liberty Starz Class B ....................            286            19,650
   #*Life Time Fitness, Inc. ........................................         25,104         1,082,736
     Lifetime Brands, Inc. ..........................................          6,011            73,515
     Limited Brands, Inc. ...........................................         56,920         2,431,053
    *LIN TV Corp. Class A ...........................................         16,626            51,873
     Lincoln Educational Services Corp. .............................         12,656           118,334
    #Lithia Motors, Inc. Class A ....................................         14,092           289,872
    *Live Nation Entertainment, Inc. ................................        105,335           989,096
    *LKQ Corp. ......................................................         73,300         2,138,894
     Lowe's Cos., Inc. ..............................................        255,861         5,378,198
    *Luby's, Inc. ...................................................         14,100            68,103
   #*Lululemon Athletica, Inc. ......................................          5,900           333,232
   #*Lumber Liquidators Holdings, Inc. ..............................          4,600            68,862
    *M/I Homes, Inc. ................................................         10,772            80,467
     Mac-Gray Corp. .................................................          7,579           105,197
     Macy's, Inc. ...................................................        138,411         4,225,688
    *Madison Square Garden Co. (The) ................................         36,432           962,898
    *Maidenform Brands, Inc. ........................................         13,535           332,690
     Marcus Corp. ...................................................         11,500           137,080
   #*Marine Products Corp. ..........................................         17,642            97,560
    *MarineMax, Inc. ................................................         12,157            98,958
    #Marriott International, Inc. Class A ...........................         16,842           530,523
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................         16,300            63,081
     Mattel, Inc. ...................................................         42,182         1,191,220
     Matthews International Corp. Class A ...........................         16,857           592,355
    *McClatchy Co. (The) ............................................         10,200            16,014
    *McCormick & Schmick's Seafood Restaurants, Inc. ................         12,009            80,460
     McDonald's Corp. ...............................................         30,686         2,849,195
     McGraw-Hill Cos., Inc. .........................................         12,300           522,750
    #MDC Holdings, Inc. .............................................         25,337           567,549

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Media General, Inc. Class A ....................................          5,098   $        15,396
     Men's Wearhouse, Inc. (The) ....................................         31,795           981,830
    #Meredith Corp. .................................................         20,234           542,878
    *Meritage Homes Corp. ...........................................         17,889           317,530
   #*MGM Resorts International ......................................        188,514         2,171,681
    *Midas, Inc. ....................................................          5,296            48,300
    *Modine Manufacturing Co. .......................................         25,843           273,161
    *Mohawk Industries, Inc. ........................................         40,793         2,147,751
    *Monarch Casino & Resort, Inc. ..................................          8,764            90,182
     Monro Muffler Brake, Inc. ......................................         17,643           654,379
    *Morgans Hotel Group Co. ........................................          7,595            49,443
     Morningstar, Inc. ..............................................          6,026           355,353
    *Morton's Restaurant Group, Inc. ................................          8,155            39,796
    *Motorcar Parts of America, Inc. ................................          5,479            54,352
     Movado Group, Inc. .............................................         10,155           169,893
    *MTR Gaming Group, Inc. .........................................         12,298            20,415
    *Multimedia Games Holding Co., Inc. .............................         18,101           119,648
    *Nathan's Famous, Inc. ..........................................          2,186            41,250
     National CineMedia, Inc. .......................................         19,753           239,011
    *Nautilus, Inc. .................................................         10,200            20,604
    *Navarre Corp. ..................................................         15,835            24,386
   #*Netflix, Inc. ..................................................          9,300           763,344
    *New Frontier Media, Inc. .......................................          1,017             1,088
    *New York & Co., Inc. ...........................................         31,679            84,583
   #*New York Times Co. Class A (The) ...............................         86,948           662,544
     Newell Rubbermaid, Inc. ........................................         71,175         1,053,390
    #News Corp. Class A .............................................        376,280         6,592,426
     News Corp. Class B .............................................        133,525         2,383,421
    *Nexstar Broadcasting Group, Inc. ...............................          4,533            41,250
     NIKE, Inc. Class B .............................................         19,330         1,862,446
    *Nobility Homes, Inc. ...........................................          1,152             7,016
    #Nordstrom, Inc. ................................................         15,830           802,423
    #Nutrisystem, Inc. ..............................................         10,967           135,552
    *NVR, Inc. ......................................................          2,559         1,644,797
    *O'Charley's, Inc. ..............................................         12,590            78,184
    *Office Depot, Inc. .............................................        155,836           356,864
   #*OfficeMax, Inc. ................................................         46,264           236,872
    #Omnicom Group, Inc. ............................................         23,600         1,049,728
   #*Orbitz Worldwide, Inc. .........................................         35,045            66,235
    *O'Reilly Automotive, Inc. ......................................         38,194         2,904,654
    *Orient-Express Hotels, Ltd. Class A ............................         56,459           481,595
     Outdoor Channel Holdings, Inc. .................................         14,705           109,846
    *Overstock.com, Inc. ............................................          6,747            56,000
     Oxford Industries, Inc. ........................................          9,199           363,360
     P.F. Chang's China Bistro, Inc. ................................         12,900           401,190
   #*Panera Bread Co. Class A .......................................          4,600           614,974
    *Papa John's International, Inc. ................................         12,250           413,560
   #*Peet's Coffee & Tea, Inc. ......................................          7,000           446,040
    *Penn National Gaming, Inc. .....................................         47,457         1,708,452
     Penske Automotive Group, Inc. ..................................         52,876         1,078,142
     Pep Boys - Manny, Moe & Jack (The) .............................         30,000           345,000
    *Perry Ellis International, Inc. ................................          9,035           226,778
    #PetMed Express, Inc. ...........................................         11,860           118,244
     PetSmart, Inc. .................................................         15,192           713,264
   #*Pier 1 Imports, Inc. ...........................................         56,100           701,811
    *Pinnacle Entertainment, Inc. ...................................         34,461           390,099
     Polaris Industries, Inc. .......................................         10,800           684,072
     Pool Corp. .....................................................         21,878           639,275
   #*Priceline.com, Inc. ............................................          3,200         1,624,704
   #*Pulte Group, Inc. ..............................................        176,218           912,809
     PVH Corp. ......................................................         31,223         2,323,303

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Quiksilver, Inc. ...............................................         95,342   $       319,396
     R.G. Barry Corp. ...............................................          7,961            88,447
   #*Radio One, Inc. Class D ........................................         12,328            16,150
    *RadioShack Corp. ...............................................         59,201           705,084
     Ralph Lauren Corp. .............................................          9,100         1,444,989
    *Reading International, Inc. Class A ............................          4,671            19,338
    *Red Lion Hotels Corp. ..........................................         10,502            72,989
    *Red Robin Gourmet Burgers, Inc. ................................          9,412           235,959
    #Regal Entertainment Group ......................................         33,779           487,769
     Regis Corp. ....................................................         33,542           548,747
     Rent-A-Center, Inc. ............................................         40,650         1,388,198
    *Rentrak Corp. ..................................................          4,669            63,779
    *Rick's Cabaret International, Inc. .............................          4,200            32,844
    *Rocky Brands, Inc. .............................................          3,771            39,973
     Ross Stores, Inc. ..............................................         10,200           894,846
    #Royal Caribbean Cruises, Ltd. ..................................         78,487         2,332,634
   #*Ruby Tuesday, Inc. .............................................         34,863           292,501
    *Ruth's Hospitality Group, Inc. .................................         19,780            93,362
     Ryland Group, Inc. (The) .......................................         23,269           314,132
    *Saga Communications, Inc. Class A ..............................          1,129            42,338
   #*Saks, Inc. .....................................................         93,238           985,526
     Salem Communications Corp. Class A .............................          5,681            14,146
    *Sally Beauty Holdings, Inc. ....................................         41,679           799,820
     Scholastic Corp. ...............................................          7,300           196,005
    *Scientific Games Corp. Class A .................................         54,498           473,588
    #Scripps Networks Interactive, Inc. .............................          7,948           337,631
    *Sealy Corp. ....................................................         27,636            42,836
   #*Sears Holdings Corp. ...........................................         32,400         2,533,032
   #*Select Comfort Corp. ...........................................         18,500           384,245
     Service Corp. International ....................................        157,874         1,578,740
     Shiloh Industries, Inc. ........................................          9,464            74,766
   #*Shoe Carnival, Inc. ............................................          7,598           207,349
    *Shuffle Master, Inc. ...........................................         30,846           327,276
    *Shutterfly, Inc. ...............................................         11,911           496,331
    *Signet Jewelers, Ltd. ADR ......................................         49,353         2,127,608
     Sinclair Broadcast Group, Inc. Class A .........................         14,200           136,036
    #Six Flags Entertainment Corp. ..................................         17,451           626,491
   #*Skechers U.S.A., Inc. Class A ..................................         22,467           320,379
     Skyline Corp. ..................................................          4,273            28,885
    *Smith & Wesson Holding Corp. ...................................         37,442           110,828
    #Sonic Automotive, Inc. Class A .................................         24,225           355,381
    *Sonic Corp. ....................................................         16,073           119,101
     Sotheby's ......................................................         30,000         1,056,600
     Spartan Motors, Inc. ...........................................         17,881            87,617
     Speedway Motorsports, Inc. .....................................         23,311           303,043
    *Sport Chalet, Inc. Class A .....................................            100               179
     Stage Stores, Inc. .............................................         20,604           322,041
     Standard Motor Products, Inc. ..................................         13,619           211,775
   #*Standard Pacific Corp. .........................................         74,838           227,508
    *Stanley Furniture Co., Inc. ....................................          5,685            17,567
     Staples, Inc. ..................................................        115,459         1,727,267
     Starbucks Corp. ................................................         36,500         1,545,410
   #*Starwood Hotels & Resorts Worldwide, Inc. ......................         14,600           731,606
    *Stein Mart, Inc. ...............................................         25,670           186,108
    *Steiner Leisure, Ltd. ..........................................          8,568           412,806
    *Steinway Musical Instruments, Inc. .............................          7,182           180,986
    *Steven Madden, Ltd. ............................................         21,613           797,520
    #Stewart Enterprises, Inc. Class A ..............................         47,863           308,238
    *Stoneridge, Inc. ...............................................         13,467           105,985
     Strattec Security Corp. ........................................          1,297            29,831
    #Strayer Education, Inc. ........................................          2,434           207,401

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Sturm Ruger & Co., Inc. ........................................         10,514   $       318,784
     Superior Industries International, Inc. ........................         14,860           271,789
    *Syms Corp. .....................................................          3,094            24,164
    *Systemax, Inc. .................................................         20,409           308,788
    *Tandy Brands Accessories, Inc. .................................            488               505
    *Tandy Leather Factory, Inc. ....................................          1,550             7,750
     Target Corp. ...................................................         62,379         3,415,250
   #*Tempur-Pedic International, Inc. ...............................         17,967         1,222,834
    *Tenneco, Inc. ..................................................         19,700           644,584
   #*Tesla Motors, Inc. .............................................          9,878           290,117
    #Texas Roadhouse, Inc. ..........................................         41,282           591,571
     Thor Industries, Inc. ..........................................         26,232           693,574
     Tiffany & Co. ..................................................         19,420         1,548,357
     Time Warner Cable, Inc. ........................................         88,298         5,623,700
     Time Warner, Inc. ..............................................        205,166         7,178,758
     TJX Cos., Inc. (The) ...........................................         14,400           848,592
    *Toll Brothers, Inc. ............................................         99,871         1,741,750
   #*Town Sports International Holdings, Inc. .......................          9,854            85,533
     Tractor Supply Co. .............................................         24,800         1,759,312
    *Trans World Entertainment Corp. ................................            800             1,592
    *True Religion Apparel, Inc. ....................................         13,954           473,320
    *TRW Automotive Holdings Corp. ..................................         54,943         2,313,100
    *Tuesday Morning Corp. ..........................................         18,100            65,522
     Tupperware Brands Corp. ........................................          8,681           490,824
   #*Ulta Salon Cosmetics & Fragrance, Inc. .........................         22,200         1,493,838
   #*Under Armour, Inc. Class A .....................................         14,403         1,215,757
    *Unifi, Inc. ....................................................         11,796            91,419
    *Universal Electronics, Inc. ....................................          8,080           150,207
    *Universal Technical Institute, Inc. ............................         14,064           200,834
   #*Urban Outfitters, Inc. .........................................         13,100           356,975
   #*US Auto Parts Network, Inc. ....................................         16,067            89,975
     V.F. Corp. .....................................................         30,937         4,276,112
     Vail Resorts, Inc. .............................................         20,836           928,452
   #*Valassis Communications, Inc. ..................................         28,000           546,840
    *Valuevision Media, Inc. Class A ................................         22,466            73,688
     Viacom, Inc. Class A ...........................................          2,201           117,621
     Viacom, Inc. Class B ...........................................         53,571         2,349,088
    #Virgin Media, Inc. .............................................         14,786           360,483
    *Visteon Corp. ..................................................         15,281           849,929
   #*Vitacost.com, Inc. .............................................          1,902            11,659
    *Vitamin Shoppe, Inc. ...........................................         11,810           445,355
    *WABCO Holdings, Inc. ...........................................         16,152           810,992
    #Walt Disney Co. (The) ..........................................        365,590        12,751,779
    *Warnaco Group, Inc. ............................................         21,990         1,079,709
    #Washington Post Co. Class B ....................................          3,809         1,295,669
    #Weight Watchers International, Inc. ............................         15,694         1,171,086
   #*Wells-Gardner Electronics Corp. ................................          1,433             3,468
     Wendy's Co. (The) ..............................................        248,156         1,255,669
    *West Marine, Inc. ..............................................         13,484           122,570
   #*Westwood One, Inc. Class A .....................................          3,327            14,539
    *Wet Seal, Inc. Class A (The) ...................................         56,457           236,555
    #Weyco Group, Inc. ..............................................          4,889           115,869
     Whirlpool Corp. ................................................         29,100         1,478,571
     Wiley (John) & Sons, Inc. Class A ..............................         22,197         1,055,689
     Wiley (John) & Sons, Inc. Class B ..............................          2,517           121,068
     Williams Controls, Inc. ........................................          2,462            27,328
     Williams-Sonoma, Inc. ..........................................         27,730         1,040,984
     Winmark Corp. ..................................................          1,041            51,665
   #*Winnebago Industries, Inc. .....................................         13,804           112,365
    *WMS Industries, Inc. ...........................................         13,100           287,021
    #Wolverine World Wide, Inc. .....................................         20,600           781,358

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    #World Wrestling Entertainment, Inc. ............................         12,927   $       135,863
     Wyndham Worldwide Corp. ........................................         81,926         2,758,448
     Wynn Resorts, Ltd. .............................................         10,001         1,328,133
     Yum! Brands, Inc. ..............................................         15,386           824,228
   #*Zale Corp. .....................................................         16,121            59,486
   #*Zumiez, Inc. ...................................................         20,458           465,420
                                                                                       ---------------
Total Consumer Discretionary ........................................                      348,247,414
                                                                                       ---------------
Consumer Staples -- (5.8%)
     Alico, Inc. ....................................................          3,657            83,270
   #*Alliance One International, Inc. ...............................         47,116           125,800
    #Altria Group, Inc. .............................................        111,878         3,082,239
     Andersons, Inc. (The) ..........................................         10,657           393,456
     Archer-Daniels-Midland Co. .....................................        134,251         3,885,224
     Arden Group, Inc. Class A ......................................            597            54,154
     Avon Products, Inc. ............................................         23,972           438,208
    #B&G Foods, Inc. ................................................         26,800           568,696
   #*Boston Beer Co., Inc. Class A ..................................          4,400           389,312
     Bridgford Foods Corp. ..........................................          2,509            22,054
     Brown-Forman Corp. Class A .....................................          3,250           236,762
     Brown-Forman Corp. Class B .....................................          5,175           386,728
     Bunge, Ltd. ....................................................         58,267         3,599,153
   #*Calavo Growers, Inc. ...........................................          7,886           177,987
     Cal-Maine Foods, Inc. ..........................................         12,377           412,402
    #Campbell Soup Co. ..............................................         12,500           415,625
     Casey's General Stores, Inc. ...................................         26,000         1,288,300
     CCA Industries, Inc. ...........................................          3,031            15,216
   #*Central European Distribution Corp. ............................         32,164           173,686
    *Central Garden & Pet Co. .......................................         10,091            87,287
    *Central Garden & Pet Co. Class A ...............................         23,515           206,697
    *Chiquita Brands International, Inc. ............................         26,277           233,340
     Church & Dwight Co., Inc. ......................................         39,888         1,762,252
     Clorox Co. (The) ...............................................          7,339           491,273
     Coca-Cola Bottling Co. .........................................          3,966           222,572
     Coca-Cola Co. (The) ............................................         86,353         5,899,637
     Coca-Cola Enterprises, Inc. ....................................         90,124         2,417,126
     Colgate-Palmolive Co. ..........................................         17,875         1,615,364
     ConAgra Foods, Inc. ............................................        122,978         3,115,033
    *Constellation Brands, Inc. Class A .............................         70,747         1,430,504
    *Constellation Brands, Inc. Class B .............................          1,902            38,668
     Corn Products International, Inc. ..............................         45,478         2,205,683
     Costco Wholesale Corp. .........................................         41,646         3,467,029
   #*Craft Brewers Alliance, Inc. ...................................          9,204            60,286
     CVS Caremark Corp. .............................................        259,493         9,419,596
    *Darling International, Inc. ....................................         59,235           830,475
    *Dean Foods Co. .................................................         97,081           943,627
     Diamond Foods, Inc. ............................................         12,227           803,925
   #*Dole Food Co., Inc. ............................................         49,859           527,508
     Dr. Pepper Snapple Group, Inc. .................................         87,400         3,273,130
    *Elizabeth Arden, Inc. ..........................................         17,575           602,471
   #*Energizer Holdings, Inc. .......................................         19,800         1,461,042
   #*Estee Lauder Cos., Inc. ........................................          8,600           846,670
    #Farmer Brothers Co. ............................................          8,389            49,076
    #Flowers Foods, Inc. ............................................         48,415           977,499
    *Fortune Brands, Inc. ...........................................         49,526         2,448,070
     Fresh Del Monte Produce, Inc. ..................................         35,839           912,461
     General Mills, Inc. ............................................         33,801         1,302,353
    *Golden Enterprises, Inc. .......................................          1,623             5,989
   #*Green Mountain Coffee Roasters, Inc. ...........................         25,060         1,629,401
    *Griffin Land & Nurseries, Inc. .................................          2,369            63,537
    #H.J. Heinz Co. .................................................         14,538           776,911

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    *Hain Celestial Group, Inc. (The) ...............................         27,300   $       916,188
    *Hansen Natural Corp. ...........................................          9,400           837,446
    *Harbinger Group, Inc. ..........................................          2,124            10,917
   #*Heckmann Corp. .................................................         69,228           414,676
     Herbalife, Ltd. ................................................         14,046           875,909
     Hershey Co. (The) ..............................................          6,900           394,887
    #Hormel Foods Corp. .............................................         50,998         1,502,911
    #Imperial Sugar Co. .............................................          6,500            44,005
     Ingles Markets, Inc. Class A ...................................          7,351           111,000
     Inter Parfums, Inc. ............................................         17,373           320,358
     J & J Snack Foods Corp. ........................................          9,864           508,686
     J.M. Smucker Co. ...............................................         42,558         3,277,817
    *John B. Sanfilippo & Son, Inc. .................................          3,900            33,540
    #Kellogg Co. ....................................................         12,976           703,429
    #Kimberly-Clark Corp. ...........................................         16,096         1,122,052
    #Kraft Foods, Inc. Class A ......................................        320,995        11,292,604
     Kroger Co. (The) ...............................................         53,196         1,233,083
    #Lancaster Colony Corp. .........................................         12,900           858,108
    *Lifeway Foods, Inc. ............................................          2,867            30,218
     Lorillard, Inc. ................................................          6,962           770,415
    *Mannatech, Inc. ................................................          8,954             5,462
    #McCormick & Co., Inc. Non-Voting ...............................         10,400           505,024
     McCormick & Co., Inc. Voting ...................................            812            39,504
     Mead Johnson Nutrition Co. .....................................         10,861           780,363
   #*Medifast, Inc. .................................................          8,648           142,173
     MGP Ingredients, Inc. ..........................................          8,850            58,056
     Molson Coors Brewing Co. Class A ...............................            266            11,405
     Molson Coors Brewing Co. Class B ...............................         66,883         2,831,826
     Nash-Finch Co. .................................................          7,511           197,690
    *National Beverage Corp. ........................................         22,526           381,140
    *Natural Alternatives International, Inc. .......................          2,465            15,036
     Nu Skin Enterprises, Inc. Class A ..............................         24,814         1,253,851
    *Nutraceutical International Corp. ..............................          5,931            81,848
     Oil-Dri Corp. of America .......................................          3,793            76,050
    *Omega Protein Corp. ............................................         10,815           117,126
     Orchids Paper Products Co. .....................................          3,015            35,215
    *Overhill Farms, Inc. ...........................................          7,310            28,290
    *Pantry, Inc. ...................................................         14,407           203,715
    *Parlux Fragrances, Inc. ........................................          9,613            32,300
     PepsiCo, Inc. ..................................................         84,836         5,340,426
     Philip Morris International, Inc. ..............................         68,674         4,798,252
    *Physicians Formula Holdings, Inc. ..............................          6,898            21,246
   #*Pilgrim's Pride Corp. ..........................................         22,741           114,615
    *Prestige Brands Holdings, Inc. .................................         31,318           331,344
     PriceSmart, Inc. ...............................................         16,614         1,263,329
     Procter & Gamble Co. (The) .....................................        250,219        16,011,514
    *Ralcorp Holdings, Inc. .........................................         23,049         1,863,281
     Reliv' International, Inc. .....................................          2,518             3,752
    *Revlon, Inc. ...................................................         17,422           256,626
     Reynolds American, Inc. ........................................         39,700         1,535,596
     Rocky Mountain Chocolate Factory, Inc. .........................          4,490            38,569
     Ruddick Corp. ..................................................         27,433         1,199,096
    #Safeway, Inc. ..................................................        101,649         1,968,941
    #Sanderson Farms, Inc. ..........................................         13,260           656,370
     Sara Lee Corp. .................................................         58,800         1,046,640
    *Schiff Nutrition International, Inc. ...........................         12,758           155,903
   #*Seneca Foods Corp. Class A .....................................          5,301           111,586
    *Seneca Foods Corp. Class B .....................................            283             5,804
    *Smart Balance, Inc. ............................................         41,360           270,908
    *Smithfield Foods, Inc. .........................................         96,072         2,196,206
     Snyders-Lance, Inc. ............................................         33,380           708,324

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
     Spartan Stores, Inc. ...........................................         13,258   $       226,977
    *Spectrum Brands Holdings, Inc. .................................         28,431           721,579
     SUPERVALU, Inc. ................................................        127,780         1,024,796
    *Susser Holdings Corp. ..........................................         10,228           224,607
     Sysco Corp. ....................................................         18,589           515,287
    #Tootsie Roll Industries, Inc. ..................................         21,014           520,517
    *TreeHouse Foods, Inc. ..........................................         20,669         1,267,836
     Tyson Foods, Inc. Class A ......................................        120,728         2,330,050
    *United Natural Foods, Inc. .....................................         26,000           949,260
     United-Guardian, Inc. ..........................................          1,001            14,985
     Universal Corp. ................................................         14,371           615,366
   #*USANA Health Sciences, Inc. ....................................          8,124           281,090
    #Vector Group, Ltd. .............................................         23,298           409,346
     Village Super Market, Inc. .....................................          3,084            87,462
     Walgreen Co. ...................................................         92,450         3,069,340
     Wal-Mart Stores, Inc. ..........................................        140,778         7,984,928
     WD-40 Co. ......................................................          8,490           373,730
     Weis Markets, Inc. .............................................         15,924           629,794
    #Whole Foods Market, Inc. .......................................         25,025         1,804,803
    *Winn-Dixie Stores, Inc. ........................................         34,804           220,657
                                                                                       ---------------
Total Consumer Staples ..............................................                      161,099,825
                                                                                       ---------------
Energy -- (10.5%)
   #*Abraxas Petroleum Corp. ........................................          5,592            21,809
    *Adams Resources & Energy, Inc. .................................          1,689            40,029
     Alon USA Energy, Inc. ..........................................         21,854           166,090
   #*Alpha Natural Resources, Inc. ..................................         43,496         1,045,644
     Anadarko Petroleum Corp. .......................................         94,862         7,446,667
     Apache Corp. ...................................................         75,890         7,560,921
   #*Approach Resources, Inc. .......................................         15,601           380,820
     Arch Coal, Inc. ................................................         45,299           825,348
   #*ATP Oil & Gas Corp. ............................................          9,102            96,026
    *Atwood Oceanics, Inc. ..........................................         38,494         1,645,234
     Baker Hughes, Inc. .............................................         78,826         4,571,120
    *Barnwell Industries, Inc. ......................................          1,657             5,650
    *Basic Energy Services, Inc. ....................................         25,111           460,536
     Berry Petroleum Co. Class A ....................................         29,888         1,032,630
    *Bill Barrett Corp. .............................................         28,856         1,200,410
    *Bolt Technology Corp. ..........................................          4,447            44,826
   #*BPZ Resources, Inc. ............................................         55,198           165,042
    *Brigham Exploration Co. ........................................         19,580           713,006
     Bristow Group, Inc. ............................................         22,655         1,127,766
     Cabot Oil & Gas Corp. ..........................................         27,842         2,163,880
    *Cal Dive International, Inc. ...................................         30,176            67,594
    *Callon Petroleum Co. ...........................................         20,889            98,387
   #*Cameron International Corp. ....................................         39,546         1,943,290
     CARBO Ceramics, Inc. ...........................................         10,900         1,480,765
   #*Carrizo Oil & Gas, Inc. ........................................         22,623           615,346
   #*Cheniere Energy, Inc. ..........................................         19,478           223,218
     Chesapeake Energy Corp. ........................................        134,805         3,790,717
     Chevron Corp. ..................................................        387,812        40,739,651
    #Cimarex Energy Co. .............................................         28,600         1,830,400
   #*Clayton Williams Energy, Inc. ..................................          6,317           412,753
   #*Clean Energy Fuels Corp. .......................................         40,178           474,904
   #*Cloud Peak Energy, Inc. ........................................         34,841           799,601
   #*Cobalt International Energy, Inc. ..............................         17,922           184,955
    *Complete Production Services, Inc. .............................         41,527         1,362,086
   #*Comstock Resources, Inc. .......................................         27,121           494,687
   #*Concho Resources, Inc. .........................................         22,904         2,169,467
     ConocoPhillips .................................................        258,034        17,972,068
     Consol Energy, Inc. ............................................         32,515         1,390,341

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Contango Oil & Gas Co. .........................................          9,233   $       594,051
   #*Continental Resources, Inc. ....................................          3,452           209,364
    *CREDO Petroleum Corp. ..........................................          5,480            52,882
    *Crimson Exploration, Inc. ......................................         19,697            58,697
     Crosstex Energy, Inc. ..........................................         35,510           462,695
    *CVR Energy, Inc. ...............................................         51,338         1,271,129
   #*Dawson Geophysical Co. .........................................          4,201           121,409
     Delek US Holdings, Inc. ........................................         22,697           328,653
   #*Denbury Resources, Inc. ........................................        148,531         2,331,937
     Devon Energy Corp. .............................................         74,497         4,838,580
     DHT Holdings, Inc. .............................................         33,844            54,150
    #Diamond Offshore Drilling, Inc. ................................         31,671         2,075,717
    *Double Eagle Petroleum Co. .....................................          5,667            50,323
   #*Dresser-Rand Group, Inc. .......................................         34,300         1,660,120
    *Dril-Quip, Inc. ................................................          9,557           622,161
     El Paso Corp. ..................................................         71,831         1,796,493
   #*Endeavour International Corp. ..................................         20,483           190,082
     Energen Corp. ..................................................         14,930           732,466
    *Energy Partners, Ltd. ..........................................         23,144           331,885
    *ENGlobal Corp. .................................................         15,358            40,084
     EOG Resources, Inc. ............................................         51,588         4,613,515
     EQT Corp. ......................................................         15,391           977,328
    *Evolution Petroleum Corp. ......................................         11,456            79,161
    #EXCO Resources, Inc. ...........................................         31,999           403,507
    *Exterran Holdings, Inc. ........................................         31,774           301,853
     Exxon Mobil Corp. ..............................................        549,998        42,949,344
    *FieldPoint Petroleum Corp. .....................................          3,800             9,918
   #*FMC Technologies, Inc. .........................................         19,828           888,691
    *Forest Oil Corp. ...............................................         32,245           375,977
   #*FX Energy, Inc. ................................................         14,565            86,225
   #*Geokinetics, Inc. ..............................................          4,670            15,271
   #*GeoResources, Inc. .............................................         15,052           399,480
    *Global Industries, Ltd. ........................................         61,078           485,570
   #*GMX Resources, Inc. ............................................         32,438            81,095
   #*Goodrich Petroleum Corp. .......................................         11,257           178,423
    *Gran Tierra Energy, Inc. .......................................         26,536           161,339
   #*Green Plains Renewable Energy, Inc. ............................         20,785           217,411
     Gulf Island Fabrication, Inc. ..................................          7,977           222,159
    *Gulfmark Offshore, Inc. Class A ................................         15,243           633,956
    *Gulfport Energy Corp. ..........................................         20,884           650,328
    #Halliburton Co. ................................................         50,721         1,894,937
    *Harvest Natural Resources, Inc. ................................         25,200           268,884
    *Helix Energy Solutions Group, Inc. .............................         62,820         1,134,529
     Helmerich & Payne, Inc. ........................................         30,901         1,643,315
   #*Hercules Offshore, Inc. ........................................         76,383           289,492
     Hess Corp. .....................................................         59,497         3,722,132
    *HKN, Inc. ......................................................          4,691            10,133
     HollyFrontier Corp. ............................................        105,180         3,227,974
   #*Hornbeck Offshore Services, Inc. ...............................         15,782           518,281
    #Houston American Energy Corp. ..................................          3,600            56,376
   #*ION Geophysical Corp. ..........................................         75,500           575,310
   #*James River Coal Co. ...........................................         17,123           177,223
    *Key Energy Services, Inc. ......................................         90,153         1,165,678
    *Kodiak Oil & Gas Corp. .........................................          6,000            41,460
    *Lone Pine Resources, Inc. ......................................         19,749           148,710
   #*Lucas Energy, Inc. .............................................          9,403            16,079
     Lufkin Industries, Inc. ........................................         16,800           992,712
   #*Magnum Hunter Resources Corp. ..................................          5,800            26,100
     Marathon Oil Corp. .............................................        146,597         3,815,920
     Marathon Petroleum Corp. .......................................         69,960         2,511,564
    *Matrix Service Co. .............................................         12,878           136,764

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *McDermott International, Inc. ..................................         28,083   $       308,351
   #*McMoran Exploration Co. ........................................         72,374           881,515
    *Mitcham Industries, Inc. .......................................          6,493            94,668
     Murphy Oil Corp. ...............................................         76,479         4,234,642
    *Nabors Industries, Ltd. ........................................        106,531         1,952,713
    #National Oilwell Varco, Inc. ...................................         81,732         5,829,944
    *Natural Gas Services Group, Inc. ...............................          6,500            89,440
    *Newfield Exploration Co. .......................................         38,188         1,537,449
    *Newpark Resources, Inc. ........................................         56,600           505,438
     Noble Energy, Inc. .............................................         36,182         3,232,500
   #*Northern Oil & Gas, Inc. .......................................         24,034           580,902
   #*Oasis Petroleum, Inc. ..........................................         13,201           387,317
     Occidental Petroleum Corp. .....................................         77,764         7,227,386
     Oceaneering International, Inc. ................................         21,250           888,888
    *Oil States International, Inc. .................................         30,407         2,116,631
     Overseas Shipholding Group, Inc. ...............................            500             6,240
    *OYO Geospace Corp. .............................................          3,900           306,462
     Panhandle Oil & Gas, Inc. ......................................          4,626           154,138
    *Parker Drilling Co. ............................................         69,330           383,395
   #*Patriot Coal Corp. .............................................         48,000           602,880
     Patterson-UTI Energy, Inc. .....................................         90,318         1,835,262
     Peabody Energy Corp. ...........................................         14,507           629,169
     Penn Virginia Corp. ............................................         24,071           146,592
    *Petroleum Development Corp. ....................................         11,817           308,542
   #*PetroQuest Energy, Inc. ........................................         30,740           224,095
    *PHI, Inc. Non-Voting ...........................................          7,062           155,858
    *Pioneer Drilling Co. ...........................................         36,500           360,985
    #Pioneer Natural Resources Co. ..................................         37,978         3,186,354
   #*Plains Exploration & Production Co. ............................         55,696         1,754,424
    *PostRock Energy Corp. ..........................................            500             2,200
    *Pyramid Oil Co. ................................................            933             3,368
     QEP Resources, Inc. ............................................         46,796         1,663,598
   #*Quicksilver Resources, Inc. ....................................         75,913           584,530
     Range Resources Corp. ..........................................         44,491         3,062,760
    *REX American Resources Corp. ...................................          7,200           131,328
    *Rex Energy Corp. ...............................................         26,889           416,242
    *Rosetta Resources, Inc. ........................................         27,616         1,224,493
    *Rowan Cos., Inc. ...............................................         57,962         1,999,109
     RPC, Inc. ......................................................         74,281         1,379,398
   #*SandRidge Energy, Inc. .........................................        161,476         1,236,906
     Schlumberger, Ltd. .............................................         62,068         4,560,136
     SEACOR Holdings, Inc. ..........................................         12,628         1,075,274
    *SemGroup Corp. Class A .........................................         21,769           609,097
    #Ship Finance International, Ltd. ...............................         42,069           602,007
     SM Energy Co. ..................................................         31,676         2,626,257
     Southern Union Co. .............................................         28,500         1,197,855
   #*Southwestern Energy Co. ........................................         18,803           790,478
     Spectra Energy Corp. ...........................................         35,593         1,019,028
    *Stone Energy Corp. .............................................         29,007           704,580
     Sunoco, Inc. ...................................................         47,840         1,781,083
   #*Superior Energy Services, Inc. .................................         45,393         1,276,451
    *Swift Energy Co. ...............................................         25,161           770,430
     Teekay Corp. ...................................................         40,319         1,038,617
   #*Tesco Corp. ....................................................         21,821           337,571
    *Tesoro Corp. ...................................................         83,200         2,158,208
    *Tetra Technologies, Inc. .......................................         43,616           414,352
    *TGC Industries, Inc. ...........................................          9,111            50,839
    #Tidewater, Inc. ................................................         28,704         1,413,098
    *Toreador Resources Corp. .......................................          9,240            30,030
    *Transocean, Ltd. ...............................................         28,700         1,640,205
    *Ultra Petroleum Corp. ..........................................         11,350           361,611

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Union Drilling, Inc. ...........................................         13,293   $        99,565
    *Unit Corp. .....................................................         28,411         1,393,844
   #*Uranium Energy Corp. ...........................................          6,699            22,509
   #*USEC, Inc. .....................................................         65,000           136,500
    *VAALCO Energy, Inc. ............................................         34,661           236,041
     Valero Energy Corp. ............................................        148,170         3,644,982
    *Venoco, Inc. ...................................................         15,771           153,610
   #*Voyager Oil & Gas, Inc. ........................................          2,818             7,778
    #W&T Offshore, Inc. .............................................         37,370           735,815
    *Warren Resources, Inc. .........................................         38,197           119,557
    *Weatherford International, Ltd. ................................        121,597         1,884,753
   #*Western Refining, Inc. .........................................         53,805           859,804
    *Westmoreland Coal Co. ..........................................          3,531            38,876
    *Whiting Petroleum Corp. ........................................         33,718         1,569,573
    *Willbros Group, Inc. ...........................................         26,278           133,755
     Williams Cos., Inc. (The) ......................................         32,235           970,596
     World Fuel Services Corp. ......................................         38,003         1,514,420
   #*Zion Oil & Gas, Inc. ...........................................         11,265            32,781
                                                                                       ---------------
Total Energy ........................................................                      290,328,764
                                                                                       ---------------
Financials -- (15.2%)
     1st Source Corp. ...............................................         13,997           336,488
    *1st United Bancorp, Inc. .......................................         13,983            72,432
    *21st Century Holding Co. .......................................          1,554             3,792
    *Access National Corp. ..........................................          2,539            20,820
     ACE, Ltd. ......................................................         53,064         3,828,568
     Advance America Cash Advance Centers, Inc. .....................         36,599           308,530
    *Affiliated Managers Group, Inc. ................................         17,375         1,609,099
    *Affirmative Insurance Holdings, Inc. ...........................          3,894             5,529
     Aflac, Inc. ....................................................         83,799         3,778,497
    *Allegheny Corp. ................................................          4,704         1,492,673
     Alliance Bancorp, Inc. of Pennsylvania .........................            600             5,832
     Alliance Financial Corp. .......................................          1,666            51,296
     Allied World Assurance Co. Holdings AG .........................         23,693         1,376,563
     Allstate Corp. (The) ...........................................        103,267         2,720,053
     Alterra Capital Holdings, Ltd. .................................         53,457         1,158,948
    *Altisource Portfolio Solutions SA ..............................          7,133           287,103
    *American Capital, Ltd. .........................................        204,794         1,591,249
    #American Equity Investment Life Holding Co. ....................         33,929           367,790
     American Express Co. ...........................................         60,320         3,053,398
     American Financial Group, Inc. .................................         68,646         2,459,586
    *American Independence Corp. ....................................            375             1,761
    *American International Group, Inc. .............................          7,103           175,373
     American National Bankshares, Inc. .............................          3,215            60,185
     American National Insurance Co. ................................          6,313           451,127
    *American River Bankshares ......................................          2,071            10,314
    *American Safety Insurance Holdings, Ltd. .......................          5,677           115,868
    *American Spectrum Realty, Inc. .................................            450             5,278
     Ameriprise Financial, Inc. .....................................         44,986         2,099,946
    *Ameris Bancorp .................................................         13,358           134,248
    *AMERISAFE, Inc. ................................................         11,093           239,054
    *AmeriServe Financial, Inc. .....................................          3,367             6,566
     AmTrust Financial Services, Inc. ...............................         33,330           845,915
     Aon Corp. ......................................................         54,244         2,528,855
    *Arch Capital Group, Ltd. .......................................         57,057         2,052,340
     Argo Group International Holdings, Ltd. ........................         21,093           636,798
    #Arrow Financial Corp. ..........................................          7,443           173,720
     Aspen Insurance Holdings, Ltd. .................................         42,042         1,113,693
    *Asset Acceptance Capital Corp. .................................         15,921            47,763
     Associated Banc-Corp. ..........................................         87,363           974,097
     Assurant, Inc. .................................................         54,328         2,093,801

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Assured Guaranty, Ltd. .........................................        108,911   $     1,387,526
     Asta Funding, Inc. .............................................          6,893            55,558
     Astoria Financial Corp. ........................................         49,994           414,950
    *Atlantic Coast Financial Corp. .................................            386               540
     Auburn National Bancorporation, Inc. ...........................            757            14,640
    *Avatar Holdings, Inc. ..........................................          5,500            52,250
     Axis Capital Holdings, Ltd. ....................................         54,383         1,704,907
     Baldwin & Lyons, Inc. Class A ..................................            298             7,116
     Baldwin & Lyons, Inc. Class B ..................................          6,860           157,986
    #BancFirst Corp. ................................................         10,800           417,960
     Bancorp Rhode Island, Inc. .....................................          1,778            77,521
    *Bancorp, Inc. ..................................................         20,509           164,892
    #BancorpSouth, Inc. .............................................         40,499           395,675
   #*BancTrust Financial Group, Inc. ................................          8,300            13,529
     Bank Mutual Corp. ..............................................         29,001            96,573
     Bank of America Corp. ..........................................      1,224,953         8,366,429
     Bank of Commerce Holdings ......................................          3,204            11,054
     Bank of Hawaii Corp. ...........................................         23,282           983,199
     Bank of Kentucky Financial Corp. ...............................          1,229            26,546
     Bank of New York Mellon Corp. (The) ............................        211,669         4,504,316
     Bank of the Ozarks, Inc. .......................................         20,400           507,348
     BankFinancial Corp. ............................................         11,404            91,232
     Banner Corp. ...................................................          9,503           166,968
     Bar Harbor Bankshares ..........................................          1,738            49,550
    #BB&T Corp. .....................................................        137,028         3,198,234
     BCB Bancorp, Inc. ..............................................          2,691            26,237
     Beacon Federal Bancorp, Inc. ...................................          1,762            24,668
    *Beneficial Mutual Bancorp, Inc. ................................         46,711           383,497
   #*Berkshire Hathaway, Inc. .......................................         90,836         7,072,491
     Berkshire Hills Bancorp, Inc. ..................................         12,148           243,203
     BGC Partners, Inc. Class A .....................................         16,001           109,607
     BlackRock, Inc. ................................................         19,375         3,057,181
   #*BofI Holding, Inc. .............................................          5,389            82,452
     BOK Financial Corp. ............................................         33,928         1,771,720
     Boston Private Financial Holdings, Inc. ........................         42,827           324,629
    #Bridge Bancorp, Inc. ...........................................          1,438            27,681
    *Bridge Capital Holdings ........................................          1,976            21,795
     Brookline Bancorp, Inc. ........................................         36,650           306,394
    *Brooklyn Federal Bancorp, Inc. .................................          2,600             2,028
     Brown & Brown, Inc. ............................................         85,998         1,898,836
     Bryn Mawr Bank Corp. ...........................................          7,202           132,229
     C&F Financial Corp. ............................................            353             8,225
     Calamos Asset Management, Inc. Class A .........................         11,273           140,800
     California First National Bancorp ..............................          1,859            30,990
     Camden National Corp. ..........................................          4,087           121,302
   #*Cape Bancorp, Inc. .............................................          1,253             9,523
    *Capital Bank Corp. .............................................          4,631             9,725
    #Capital City Bank Group, Inc. ..................................          9,326            95,032
    #Capital One Financial Corp. ....................................         90,864         4,148,850
     Capital Southwest Corp. ........................................          1,955           172,060
     CapitalSource, Inc. ............................................        195,044         1,240,480
     Capitol Federal Financial, Inc. ................................         89,383           991,257
     Cardinal Financial Corp. .......................................         17,126           183,933
    *Carolina Bank Holdings, Inc. ...................................            900             2,376
     Cash America International, Inc. ...............................         16,760           917,610
     Cathay General Bancorp .........................................         45,058           630,361
     CBOE Holdings, Inc. ............................................          8,600           224,718
   #*CBRE Group, Inc. ...............................................         23,647           420,444
    #Center Bancorp, Inc. ...........................................          7,970            73,962
    *Center Financial Corp. .........................................         20,624           135,500
     Centerstate Banks, Inc. ........................................         12,507            71,040

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Century Bancorp, Inc. Class A ..................................          1,308   $        35,408
     Charles Schwab Corp. (The) .....................................         80,456           988,000
     Chemical Financial Corp. .......................................         15,239           306,761
    *Chicopee Bancorp, Inc. .........................................          3,900            54,249
    #Chubb Corp. (The) ..............................................         62,621         4,198,738
     Cincinnati Financial Corp. .....................................         66,527         1,925,291
   #*CIT Group, Inc. ................................................         77,338         2,695,229
     Citigroup, Inc. ................................................        265,649         8,391,852
    *Citizens Community Bancorp, Inc. ...............................          1,100             5,632
     Citizens Holding Co. ...........................................            200             3,575
     Citizens South Banking Corp. ...................................          1,155             4,735
   #*Citizens, Inc. .................................................         28,479           223,275
    #City Holding Co. ...............................................          9,860           324,000
     City National Corp. ............................................         30,286         1,284,732
     CKX Lands, Inc. ................................................             39               478
     Clifton Savings Bancorp, Inc. ..................................         14,134           143,884
     CME Group, Inc. ................................................         13,150         3,623,614
     CNA Financial Corp. ............................................         94,577         2,515,748
    #CNB Financial Corp. ............................................          4,510            64,583
    *CNO Financial Group, Inc. ......................................        148,006           925,037
     CoBiz Financial, Inc. ..........................................         20,689           109,652
     Codorus Valley Bancorp, Inc. ...................................            490             4,385
    #Cohen & Steers, Inc. ...........................................         16,025           435,399
    *Colonial Financial Services, Inc. ..............................            721             8,850
   #*Colony Bankcorp, Inc. ..........................................            327               759
     Columbia Banking System, Inc. ..................................         24,356           464,469
     Comerica, Inc. .................................................         75,564         1,930,660
     Commerce Bancshares, Inc. ......................................         51,407         1,994,592
     Commercial National Financial Corp. ............................            923            19,835
    #Community Bank System, Inc. ....................................         25,903           662,081
    *Community Capital Corp. ........................................            162               437
     Community Trust Bancorp, Inc. ..................................          9,161           259,531
    *CompuCredit Holdings Corp. .....................................         20,671            64,494
    *Consolidated-Tokoma Land Co. ...................................          3,182            95,301
   #*Cowen Group, Inc. ..............................................         57,290           155,829
     Crawford & Co. Class A .........................................         15,180            71,801
     Crawford & Co. Class B .........................................         13,170            93,639
    *Credit Acceptance Corp. ........................................         14,546         1,002,510
    *Crescent Financial Corp. .......................................          1,666             7,047
     Cullen Frost Bankers, Inc. .....................................         38,057         1,866,315
    #CVB Financial Corp. ............................................         62,753           609,332
     Delphi Financial Group, Inc. Class A ...........................         29,153           771,971
   #*DFC Global Corp. ...............................................         22,121           484,892
   #*Diamond Hill Investment Group, Inc. ............................          1,238            93,197
     Dime Community Bancshares, Inc. ................................         20,757           247,423
     Discover Financial Services ....................................        193,647         4,562,323
     Donegal Group, Inc. Class A ....................................         11,258           140,950
     Donegal Group, Inc. Class B ....................................          1,947            32,554
    *Doral Financial Corp. ..........................................          2,707             3,248
     Duff & Phelps Corp. ............................................         16,751           212,570
    *E*Trade Financial Corp. ........................................        149,298         1,619,883
     East West Bancorp, Inc. ........................................         87,287         1,699,478
     Eastern Insurance Holdings, Inc. ...............................          3,649            48,313
     Eastern Virginia Bankshares, Inc. ..............................            753             1,431
     Eaton Vance Corp. ..............................................         16,519           434,284
     ECB Bancorp, Inc. ..............................................            468             5,223
     Edelman Financial Group, Inc. ..................................          6,540            45,388
   #*eHealth, Inc. ..................................................         11,857           176,076
     EMC Insurance Group, Inc. ......................................          7,277           141,465
     Employers Holdings, Inc. .......................................         25,610           415,394
    *Encore Bancshares, Inc. ........................................          5,725            67,326

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
   #*Encore Capital Group, Inc. .....................................         13,900   $       376,551
     Endurance Specialty Holdings, Ltd. .............................         38,019         1,414,307
    *Enstar Group, Ltd. .............................................          8,158           750,291
    *Enterprise Bancorp, Inc. .......................................          3,460            49,824
     Enterprise Financial Services Corp. ............................          9,947           153,482
     Epoch Holding Corp. ............................................          5,222           107,573
     Erie Indemnity Co. .............................................         16,842         1,329,676
     ESB Financial Corp. ............................................          6,219            86,133
     ESSA Bancorp, Inc. .............................................          9,962           109,980
    #Evans Bancorp, Inc. ............................................            807             9,740
     Evercore Partners, Inc. Class A ................................         14,620           401,173
     Everest Re Group, Ltd. .........................................         21,409         1,925,097
    *EZCORP, Inc. ...................................................         26,128           725,836
    #F.N.B. Corp. ...................................................         75,396           760,746
    *Farmers Capital Bank Corp. .....................................          1,450             5,945
     FBL Financial Group, Inc. Class A ..............................         17,823           581,921
     Federal Agricultural Mortgage Corp. Class A ....................            191             2,571
     Federal Agricultural Mortgage Corp. Class C ....................          6,100           123,098
    #Federated Investors, Inc. Class B ..............................         13,624           266,213
     Fidelity National Financial, Inc. Class A ......................        115,153         1,777,962
     Fidelity Southern Corp. ........................................          4,095            27,027
    #Fifth Third Bancorp ............................................        275,146         3,304,503
     Financial Institutions, Inc. ...................................          7,509           122,997
    *First Acceptance Corp. .........................................         16,289            21,827
     First Advantage Bancorp ........................................            956            12,017
     First American Financial Corp. .................................         51,163           613,956
     First Bancorp ..................................................         10,455           132,569
   #*First Bancorp, Inc. ............................................          3,162            45,501
     First Busey Corp. ..............................................         49,315           251,506
     First Business Financial Services, Inc. ........................          1,140            18,331
    *First California Financial Group, Inc. .........................         15,002            49,057
    *First Cash Financial Services, Inc. ............................         14,286           592,869
     First Citizens BancShares, Inc. Class A ........................          5,616           915,689
     First Commonwealth Financial Corp. .............................         56,362           259,829
     First Community Bancshares, Inc. ...............................          9,476           113,807
    *First Defiance Financial Corp. .................................          4,462            63,405
   #*First Federal Bancshares of Arkansas, Inc. .....................             99               555
     First Financial Bancorp ........................................         34,128           559,699
    #First Financial Bankshares, Inc. ...............................         18,079           574,189
    #First Financial Corp. ..........................................          7,732           254,074
     First Financial Holdings, Inc. .................................          4,642            34,583
    *First Financial Northwest, Inc. ................................         11,880            65,815
    *First Financial Service Corp. ..................................            100               146
     First Horizon National Corp. ...................................        146,723         1,025,594
     First Interstate Bancsystem, Inc. ..............................          5,964            75,385
     First M&F Corp. ................................................            911             2,879
    *First Marblehead Corp. (The) ...................................         17,950            17,232
     First Merchants Corp. ..........................................         14,095           113,606
     First Midwest Bancorp, Inc. ....................................         41,455           373,510
     First Niagara Financial Group, Inc. ............................        180,735         1,660,955
     First Pactrust Bancorp, Inc. ...................................          5,547            69,781
    *First Place Financial Corp. ....................................          8,468             7,117
    *First Security Group, Inc. .....................................            595             1,785
    *First South Bancorp, Inc. ......................................          3,340            13,360
    #First United Corp. .............................................          1,100             4,092
     Firstbank Corp. ................................................          1,136             5,725
    *FirstCity Financial Corp. ......................................          3,901            24,849
     FirstMerit Corp. ...............................................         64,107           898,139
     Flagstone Reinsurance Holdings SA ..............................         41,572           352,946
     Flushing Financial Corp. .......................................         18,033           221,085
   #*Forest City Enterprises, Inc. Class A ..........................         89,159         1,219,695

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Forest City Enterprises, Inc. Class B ..........................          4,120   $        55,908
    *Forestar Group, Inc. ...........................................         19,242           250,146
     Fox Chase Bancorp, Inc. ........................................         11,004           139,311
     Franklin Resources, Inc. .......................................         13,920         1,484,290
     Fulton Financial Corp. .........................................        118,512         1,118,753
     Gallagher (Arthur J.) & Co. ....................................         38,758         1,197,622
    #GAMCO Investors, Inc. ..........................................          3,560           167,676
    *Genworth Financial, Inc. Class A ...............................        177,514         1,132,539
    #German American Bancorp, Inc. ..................................          7,138           123,987
     GFI Group, Inc. ................................................         70,710           305,467
     Glacier Bancorp, Inc. ..........................................         40,217           456,463
    *Gleacher & Co., Inc. ...........................................          1,318             1,687
    *Global Indemnity P.L.C. ........................................         10,211           206,160
     Goldman Sachs Group, Inc. (The) ................................         86,941         9,524,387
     Great Southern Bancorp, Inc. ...................................          7,410           147,385
    *Greene Bancshares, Inc. ........................................          5,399             7,451
    #Greenhill & Co., Inc. ..........................................          4,315           163,021
    *Greenlight Capital Re, Ltd. Class A ............................         18,826           424,150
   #*Guaranty Bancorp ...............................................          4,144             5,512
    *Hallmark Financial Services, Inc. ..............................         10,439            81,007
     Hampden Bancorp, Inc. ..........................................          1,565            19,641
    #Hancock Holding Co. ............................................         42,440         1,285,932
     Hanover Insurance Group, Inc. (The) ............................         30,043         1,146,441
     Harleysville Group, Inc. .......................................         14,225           835,861
    *Harleysville Savings Financial Corp. ...........................          1,326            19,426
   #*Harris & Harris Group, Inc. ....................................         16,530            64,963
     Hartford Financial Services Group, Inc. ........................        139,744         2,690,072
     Hawthorn Bancshares, Inc. ......................................            224             1,313
     HCC Insurance Holdings, Inc. ...................................         64,947         1,728,240
     Heartland Financial USA, Inc. ..................................          9,283           145,093
    *Heritage Commerce Corp. ........................................         13,298            64,229
     Heritage Financial Corp. .......................................          8,572           108,093
     Heritage Financial Group, Inc. .................................            782             8,266
     HF Financial Corp. .............................................            761             7,062
    *HFF, Inc. ......................................................         10,294           113,234
    *Hilltop Holdings, Inc. .........................................         34,900           275,012
    *Hingham Institution for Savings ................................            248            11,894
    *HMN Financial, Inc. ............................................            212               394
    *Home Bancorp, Inc. .............................................          3,583            52,670
     Home Bancshares, Inc. ..........................................         16,915           396,657
     Home Federal Bancorp, Inc. .....................................          8,959            90,038
     Homeowners Choice, Inc. ........................................            939             7,437
     HopFed Bancorp, Inc. ...........................................          1,664            10,034
     Horace Mann Educators Corp. ....................................         22,833           307,104
     Horizon Bancorp ................................................            630            15,983
     Hudson City Bancorp, Inc. ......................................        163,280         1,020,500
     Hudson Valley Holding Corp. ....................................          6,573           142,766
     Huntington Bancshares, Inc. ....................................        322,872         1,672,477
     IBERIABANK Corp. ...............................................         17,887           925,116
    *ICG Group, Inc. ................................................         21,943           236,765
     Independence Holding Co. .......................................          5,731            47,510
    #Independent Bank Corp. (453836108) .............................         12,334           319,697
   #*Independent Bank Corp. (453838609) .............................          3,347             5,757
     Indiana Community Bancorp ......................................            568             8,617
     Infinity Property & Casualty Corp. .............................          7,323           424,441
     Interactive Brokers Group, Inc. Class A ........................         27,020           415,568
   #*IntercontinentalExchange, Inc. .................................         20,787         2,699,816
     International Bancshares Corp. .................................         37,757           684,157
    *Intervest Bancshares Corp. .....................................          9,069            25,303
    *INTL FCStone, Inc. .............................................         10,521           255,029
     Invesco, Ltd. ..................................................        171,287         3,437,730

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Investment Technology Group, Inc. ..............................         21,951   $       250,461
    *Investors Bancorp, Inc. ........................................         78,574         1,090,607
    *Investors Capital Holdings, Ltd. ...............................          1,190             5,801
    *Investors Title Co. ............................................            675            24,415
    #Janus Capital Group, Inc. ......................................         99,977           655,849
    #Jefferies Group, Inc. ..........................................         81,978         1,087,028
    *Jefferson Bancshares, Inc. .....................................            200               580
     JMP Group, Inc. ................................................         11,979            88,884
     Jones Lang LaSalle, Inc. .......................................         20,093         1,298,410
     JPMorgan Chase & Co. ...........................................        781,550        27,166,678
     Kaiser Federal Financial Group, Inc. ...........................          4,522            53,179
    #KBW, Inc. ......................................................         19,767           279,901
     Kearny Financial Corp. .........................................         38,365           373,291
     Kemper Corp. ...................................................         35,649           958,602
     Kennedy-Wilson Holdings, Inc. ..................................          9,933           123,368
     Kentucky First Federal Bancorp .................................          1,549             9,557
     KeyCorp. .......................................................        341,674         2,412,218
    *Knight Capital Group, Inc. Class A .............................         61,622           769,659
     Lake Shore Bancorp, Inc. .......................................            125             1,201
     Lakeland Bancorp, Inc. .........................................         13,988           129,949
     Lakeland Financial Corp. .......................................         10,027           239,545
     Landmark Bancorp, Inc. .........................................          1,102            17,351
     Legg Mason, Inc. ...............................................         59,621         1,639,578
    *Leucadia National Corp. ........................................         96,689         2,594,166
     Life Partners Holdings, Inc. ...................................          3,480            23,908
     Lincoln National Corp. .........................................         96,884         1,845,640
     LNB Bancorp, Inc. ..............................................          5,305            23,819
     Loews Corp. ....................................................         75,812         3,009,736
    *Louisiana Bancorp, Inc. ........................................          2,000            32,280
    #M&T Bank Corp. .................................................         47,907         3,646,202
   #*Macatawa Bank Corp. ............................................         17,866            47,702
     Maiden Holdings, Ltd. ..........................................         37,911           308,975
     MainSource Financial Group, Inc. ...............................         12,698           119,107
    *Markel Corp. ...................................................          4,339         1,677,024
     MarketAxess Holdings, Inc. .....................................         16,726           488,901
    *Marlin Business Services Corp. .................................          6,822            80,431
     Marsh & McLennan Cos., Inc. ....................................         49,464         1,514,588
    *Maui Land & Pineapple Co., Inc. ................................          1,700             7,463
     MB Financial, Inc. .............................................         31,972           529,776
   #*MBIA, Inc. .....................................................        166,900         1,468,720
    *MBT Financial Corp. ............................................          1,990             2,547
     MCG Capital Corp. ..............................................         45,644           211,788
     Meadowbrook Insurance Group, Inc. ..............................         29,627           306,936
     Medallion Financial Corp. ......................................         10,317           122,772
    *Mercantile Bancorp, Inc. .......................................          1,150               575
   #*Mercantile Bank Corp. ..........................................          4,389            40,072
     Merchants Bancshares, Inc. .....................................          2,560            72,883
     Mercury General Corp. ..........................................         32,027         1,386,769
    *Meridian Interstate Bancorp, Inc. ..............................         12,299           160,256
     Meta Financial Group, Inc. .....................................            673            10,196
    *MetLife, Inc. ..................................................        191,743         6,741,684
    *Metro Bancorp, Inc. ............................................          8,480            70,130
    *MetroCorp Bancshares, Inc. .....................................          1,365             8,572
  .#*MF Global Holdings, Ltd. .......................................         84,973            50,984
    *MGIC Investment Corp. ..........................................         88,496           235,399
     MicroFinancial, Inc. ...........................................          1,885            10,650
     MidSouth Bancorp, Inc. .........................................          3,894            53,465
     MidWestOne Financial Group, Inc. ...............................          2,909            41,599
     Montpelier Re Holdings, Ltd. ...................................         40,003           700,052
     Moody's Corp. ..................................................         19,475           691,168
     Morgan Stanley .................................................        249,164         4,395,253

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     MSB Financial Corp. ............................................            687   $         3,260
   #*MSCI, Inc. .....................................................         17,208           574,575
     MutualFirst Financial, Inc. ....................................          1,660            12,400
    *Nara Bancorp, Inc. .............................................         22,829           193,590
    *NASDAQ OMX Group, Inc. (The) ...................................         76,306         1,911,465
   #*National Financial Partners Corp. ..............................         24,819           339,276
    #National Interstate Corp. ......................................         11,074           294,568
     National Penn Bancshares, Inc. .................................         89,445           697,671
     National Western Life Insurance Co. Class A ....................            577            82,955
    *Navigators Group, Inc. (The) ...................................         12,200           556,564
     NBT Bancorp, Inc. ..............................................         24,899           535,826
     Nelnet, Inc. Class A ...........................................         21,930           471,056
     New England Bancshares, Inc. ...................................          1,592            15,936
     New Hampshire Thrift Bancshares, Inc. ..........................          2,140            24,332
     New York Community Bancorp, Inc. ...............................        173,046         2,303,242
    *NewBridge Bancorp ..............................................          7,017            28,068
    *Newport Bancorp, Inc. ..........................................          1,100            13,651
    *NewStar Financial, Inc. ........................................         27,742           297,394
     Nicholas Financial, Inc. .......................................             95             1,079
    *North Valley Bancorp ...........................................             67               677
     Northeast Community Bancorp, Inc. ..............................          5,046            29,166
     Northern Trust Corp. ...........................................         38,568         1,560,847
     Northfield Bancorp, Inc. .......................................         24,341           336,149
     Northrim Bancorp, Inc. .........................................          2,509            47,546
     Northwest Bancshares, Inc. .....................................         60,591           755,570
     Norwood Financial Corp. ........................................             65             1,514
     NYSE Euronext, Inc. ............................................        100,018         2,657,478
     Ocean Shore Holding Co. ........................................          3,233            33,914
     OceanFirst Financial Corp. .....................................         11,043           144,001
    *Ocwen Financial Corp. ..........................................         59,876           868,202
     Ohio Valley Banc Corp. .........................................          1,078            18,703
     Old National Bancorp ...........................................         55,813           645,756
     Old Republic International Corp. ...............................        151,928         1,343,044
   #*Old Second Bancorp, Inc. .......................................          3,672             4,774
    *OmniAmerican Bancorp, Inc. .....................................          5,502            81,154
     OneBeacon Insurance Group, Ltd. Class A ........................         15,597           237,386
     Oppenheimer Holdings, Inc. Class A .............................          6,112           107,388
     Oriental Financial Group, Inc. .................................         24,974           264,475
     Oritani Financial Corp. ........................................         34,113           442,104
     Osage Bancshares, Inc. .........................................          1,100             8,388
   #*Pacific Capital Bancorp ........................................          7,766           201,062
     Pacific Continental Corp. ......................................          9,000            78,030
    *Pacific Mercantile Bancorp .....................................          3,734            11,351
     PacWest Bancorp ................................................         20,985           370,175
    #Park National Corp. ............................................          8,939           533,748
   #*Park Sterling Corp. ............................................          6,329            24,367
     Parkvale Financial Corp. .......................................          1,521            32,732
    *PartnerRe, Ltd. ................................................         27,513         1,711,859
    *Peapack-Gladstone Financial Corp. ..............................          2,972            30,077
     Penns Woods Bancorp, Inc. ......................................          1,617            59,392
   #*Penson Worldwide, Inc. .........................................         13,073            16,080
     Peoples Bancorp of North Carolina ..............................            126               702
     Peoples Bancorp, Inc. ..........................................          6,533            86,432
     People's United Financial, Inc. ................................        156,146         1,990,862
    *PHH Corp. ......................................................         34,577           637,946
    *Phoenix Cos., Inc. (The) .......................................         50,709            75,556
    *PICO Holdings, Inc. ............................................         14,057           321,062
   #*Pinnacle Financial Partners, Inc. ..............................         18,853           282,984
    *Piper Jaffray Cos., Inc. .......................................         10,445           216,838
     Platinum Underwriters Holdings, Ltd. ...........................         22,069           764,249
     PNC Financial Services Group, Inc. .............................        102,474         5,503,879

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Popular, Inc. ..................................................        406,449   $       755,995
    #Porter Bancorp, Inc. ...........................................          3,191             8,169
   #*Portfolio Recovery Associates, Inc. ............................         10,095           708,063
    *Preferred Bank .................................................          1,160             9,338
    *Premier Financial Bancorp, Inc. ................................          1,250             5,912
     Presidential Life Corp. ........................................         14,194           140,804
     Primerica, Inc. ................................................         30,610           692,704
   #*Primus Guaranty, Ltd. ..........................................          9,727            56,806
   #*Princeton National Bancorp, Inc. ...............................            651             1,465
    *Principal Financial Group, Inc. ................................        114,099         2,941,472
     PrivateBancorp, Inc. ...........................................         40,427           440,654
     ProAssurance Corp. .............................................         19,955         1,527,555
    *Progressive Corp. ..............................................         90,949         1,728,940
    #Prosperity Bancshares, Inc. ....................................         27,842         1,071,639
     Protective Life Corp. ..........................................         40,628           755,681
   #*Providence Community Bancshares, Inc. ..........................            100                48
     Provident Financial Holdings, Inc. .............................          4,700            43,099
     Provident Financial Services, Inc. .............................         36,200           468,790
     Provident New York Bancorp .....................................         20,103           139,716
     Prudential Bancorp, Inc. of Pennsylvania .......................          1,666             8,347
   #*Prudential Financial, Inc. .....................................         95,695         5,186,669
    #Pulaski Financial Corp. ........................................          4,605            31,498
     Pzena Investment Management, Inc. Class A ......................          2,289             9,911
     QC Holdings, Inc. ..............................................          6,713            21,884
     QCR Holdings, Inc. .............................................            797             7,093
     Radian Group, Inc. .............................................         31,400            73,790
   .*Rainier Pacific Financial Group, Inc. ..........................          1,250                --
     Raymond James Financial, Inc. ..................................         42,693         1,296,586
     Regions Financial Corp. ........................................        365,765         1,437,456
     Reinsurance Group of America, Inc. .............................         30,199         1,577,294
     RenaissanceRe Holdings, Ltd. ...................................         30,693         2,090,807
     Renasant Corp. .................................................         13,591           195,982
     Republic Bancorp, Inc. Class A .................................         10,339           210,295
    *Republic First Bancorp, Inc. ...................................          9,044            14,742
     Resource America, Inc. Class A .................................          8,593            41,848
    *Riverview Bancorp, Inc. ........................................          5,533            12,837
    #RLI Corp. ......................................................         12,581           884,948
     Rockville Financial, Inc. ......................................         17,739           178,277
   #*Rodman & Renshaw Capital Group, Inc. ...........................          4,077             3,017
     Roma Financial Corp. ...........................................         14,191           137,227
   #*Royal Bancshares of Pennsylvania, Inc. Class A .................          2,289             2,106
    *Rurban Financial Corp. .........................................            600             1,860
     S&T Bancorp, Inc. ..............................................         18,553           346,385
     S.Y. Bancorp, Inc. .............................................          7,718           158,836
    *Safeguard Scientifics, Inc. ....................................         12,834           217,023
     Safety Insurance Group, Inc. ...................................          8,869           377,997
     Salisbury Bancorp, Inc. ........................................            300             6,900
     Sandy Spring Bancorp, Inc. .....................................         13,677           232,646
    *Savannah Bancorp, Inc. (The) ...................................          1,179             6,602
     SCBT Financial Corp. ...........................................          8,088           238,839
     SeaBright Holdings, Inc. .......................................         12,904            92,651
    *Seacoast Banking Corp. of Florida ..............................          4,068             6,061
     SEI Investments Co. ............................................         28,273           457,740
     Selective Insurance Group, Inc. ................................         32,139           515,188
     Shore Bancshares, Inc. .........................................          1,418             7,289
     SI Financial Group, Inc. .......................................          4,055            35,887
     Sierra Bancorp .................................................          6,798            74,370
   #*Signature Bank .................................................         23,842         1,329,192
    #Simmons First National Corp. Class A ...........................         10,039           260,612
     SLM Corp. ......................................................        140,466         1,920,170
     Somerset Hills Bancorp .........................................          1,096             8,395

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Southcoast Financial Corp. .....................................            990   $         1,643
    *Southern Community Financial Corp. .............................          4,210             4,442
    *Southern First Bancshares, Inc. ................................             16               125
     Southern Missouri Bancorp, Inc. ................................             65             1,456
    *Southern National Bancorp of Virginia, Inc. ....................            417             2,548
     Southside Bancshares, Inc. .....................................          9,754           200,640
    *Southwest Bancorp, Inc. ........................................         10,053            47,249
   #*St. Joe Co. (The) ..............................................         41,294           592,569
     StanCorp Financial Group, Inc. .................................         25,950           880,743
     State Auto Financial Corp. .....................................         23,175           307,996
     State Bancorp, Inc. ............................................          7,599            89,896
     State Street Corp. .............................................        104,134         4,205,972
     StellarOne Corp. ...............................................         12,755           152,932
     Sterling Bancorp ...............................................         18,164           149,853
    #Stewart Information Services Corp. .............................         10,366           104,075
    *Stifel Financial Corp. .........................................         28,814           918,302
    *Stratus Properties, Inc. .......................................            271             2,014
    *Suffolk Bancorp ................................................          5,363            45,639
     Summit State Bank ..............................................            361             2,081
   #*Sun Bancorp, Inc. ..............................................         17,231            51,176
     SunTrust Banks, Inc. ...........................................         92,044         1,816,028
     Susquehanna Bancshares, Inc. ...................................         79,740           578,912
    *SVB Financial Group ............................................         26,267         1,206,706
     SWS Group, Inc. ................................................         14,900            82,099
     Symetra Financial Corp. ........................................         51,755           479,769
    #Synovus Financial Corp. ........................................        113,415           170,122
    #T. Rowe Price Group, Inc. ......................................         11,700           618,228
   #*Taylor Capital Group, Inc. .....................................          8,336            77,441
    #TCF Financial Corp. ............................................         83,417           887,557
     TD Ameritrade Holding Corp. ....................................         99,756         1,673,906
     Teche Holding Co. ..............................................            651            20,637
    *Tejon Ranch Co. ................................................         11,433           297,144
   #*Tennessee Commerce Bancorp, Inc. ...............................          4,180               544
     Territorial Bancorp, Inc. ......................................          7,203           141,539
     Teton Advisors, Inc. ...........................................             29               518
    *Texas Capital Bancshares, Inc. .................................         22,153           620,284
     TF Financial Corp. .............................................            840            16,296
    *TFS Financial Corp. ............................................         99,117           912,868
    *Thomas Properties Group, Inc. ..................................         20,538            51,961
    *Timberland Bancorp, Inc. .......................................            899             3,920
    #Tompkins Financial Corp. .......................................          6,252           246,516
     Torchmark Corp. ................................................         43,587         1,784,016
     Tower Bancorp, Inc. ............................................          5,317           136,753
     Tower Group, Inc. ..............................................         24,426           579,629
    #TowneBank ......................................................         14,339           178,664
     Transatlantic Holdings, Inc. ...................................         30,953         1,610,794
     Travelers Cos., Inc. (The) .....................................        100,570         5,868,260
    *Tree.com, Inc. .................................................          4,611            24,899
     TriCo Bancshares ...............................................          8,429           125,002
     Trustco Bank Corp. .............................................         53,219           263,966
    #Trustmark Corp. ................................................         37,971           840,678
     U.S. Bancorp ...................................................        367,209         9,396,878
     UMB Financial Corp. ............................................         24,011           885,286
     Umpqua Holdings Corp. ..........................................         67,947           777,993
     Union Bankshares, Inc. .........................................            337             6,470
     Union First Market Bankshares Corp. ............................         14,231           182,441
    *United Bancshares, Inc. ........................................            606             4,860
    #United Bankshares, Inc. ........................................         29,721           705,577
   #*United Community Banks, Inc. ...................................         12,873            95,131
    *United Community Financial Corp. ...............................          3,264             3,884
     United Financial Bancorp, Inc. .................................         10,899           175,910

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     United Fire & Casualty Co. .....................................         16,201   $       304,741
    *United Security Bancshares .....................................          1,799             5,019
    *Unity Bancorp, Inc. ............................................          2,239            14,330
     Universal Insurance Holdings, Inc. .............................         23,744           100,200
     Univest Corp. of Pennsylvania ..................................          9,457           143,841
     Unum Group .....................................................        123,777         2,950,844
     Validus Holdings, Ltd. .........................................         58,145         1,590,847
    #Valley National Bancorp ........................................        103,311         1,239,732
     ViewPoint Financial Group ......................................         34,190           440,025
    *Virginia Commerce Bancorp, Inc. ................................         15,704            99,877
    *Virtus Investment Partners, Inc. ...............................          1,141            71,198
     VIST Financial Corp. ...........................................            400             2,720
     Waddell & Reed Financial, Inc. .................................         12,057           334,341
     Washington Banking Co. .........................................          9,151           108,165
     Washington Federal, Inc. .......................................         65,725           897,146
     Washington Trust Bancorp, Inc. .................................          9,310           218,599
    *Waterstone Financial, Inc. .....................................         11,388            29,495
     Wayne Savings Bancshares, Inc. .................................            243             2,023
     Webster Financial Corp. ........................................         51,498         1,011,421
     Wells Fargo & Co. ..............................................        992,366        25,712,203
     WesBanco, Inc. .................................................         15,584           309,498
     West Bancorporation, Inc. ......................................          9,361            92,112
    *West Coast Bancorp .............................................         10,849           161,976
    #Westamerica Bancorporation .....................................         16,398           734,958
    *Western Alliance Bancorp .......................................         45,721           297,186
     Westfield Financial, Inc. ......................................         18,225           129,580
     Westwood Holdings Group, Inc. ..................................          1,884            69,030
     White Mountains Insurance Group, Ltd. ..........................          4,671         1,961,820
     White River Capital, Inc. ......................................            135             2,597
     Willis Group Holdings P.L.C. ...................................         24,762           899,108
    *Wilshire Bancorp, Inc. .........................................         15,610            53,386
    #Wintrust Financial Corp. .......................................         21,927           633,252
   #*World Acceptance Corp. .........................................         10,120           684,618
    #WR Berkley Corp. ...............................................         55,420         1,929,170
    *WSB Holdings, Inc. .............................................            400               914
    *WSFS Financial Corp. ...........................................            517            20,551
     WVS Financial Corp. ............................................            757             7,002
     XL Group P.L.C. ................................................        120,831         2,626,866
    *Yadkin Valley Financial Corp. ..................................          3,976             8,429
     Zions Bancorporation ...........................................        101,893         1,768,862
    *ZipRealty, Inc. ................................................         10,338            19,539
                                                                                       ---------------
Total Financials ....................................................                      421,364,068
                                                                                       ---------------
Health Care -- (9.6%)
    *Abaxis, Inc. ...................................................          9,243           259,359
     Abbott Laboratories ............................................         69,977         3,769,661
   #*ABIOMED, Inc. ..................................................         17,200           259,032
   #*Accretive Health, Inc. .........................................          2,188            52,096
    *Accuray, Inc. ..................................................         42,228           168,912
   #*Achillion Pharmaceuticals, Inc. ................................            900             5,706
   #*Acorda Therapeutics, Inc. ......................................          6,500           141,960
    *Adcare Health Systems, Inc. ....................................          2,747            11,977
    *Addus HomeCare Corp. ...........................................          4,088            15,739
     Aetna, Inc. ....................................................         79,467         3,159,608
    *Affymax, Inc. ..................................................         19,901           105,873
   #*Affymetrix, Inc. ...............................................         43,784           244,753
    *Agilent Technologies, Inc. .....................................         24,423           905,361
    *Air Methods Corp. ..............................................          6,793           549,010
    *Akorn, Inc. ....................................................          6,306            56,691
    *Albany Molecular Research, Inc. ................................         15,351            49,277
    *Alere, Inc. ....................................................         46,139         1,202,382

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Alexion Pharmaceuticals, Inc. ..................................         12,000   $       810,120
    *Align Technology, Inc. .........................................         36,980           851,649
    *Alkermes P.L.C. ................................................         39,848           696,942
     Allergan, Inc. .................................................         15,701         1,320,768
   #*Alliance HealthCare Services, Inc. .............................          3,928             4,360
    *Allied Healthcare Products, Inc. ...............................            500             1,790
   #*Allos Therapeutics, Inc. .......................................         17,591            25,859
    *Allscripts Healthcare Solutions, Inc. ..........................         89,343         1,710,918
    *Almost Family, Inc. ............................................          4,854            90,479
   #*Alnylam Pharmaceuticals, Inc. ..................................         11,241            91,277
    *Alphatec Holdings, Inc. ........................................         49,174           101,790
    *AMAG Pharmaceuticals, Inc. .....................................          9,482           133,791
   #*Amedisys, Inc. .................................................         15,159           199,038
    *American Dental Partners, Inc. .................................          8,043            84,934
   #*AMERIGROUP Corp. ...............................................         28,645         1,593,521
     AmerisourceBergen Corp. ........................................         46,200         1,884,960
     Amgen, Inc. ....................................................         85,813         4,914,510
    *Amicus Therapeutics, Inc. ......................................          6,246            20,549
    *AMN Healthcare Services, Inc. ..................................         22,118           104,839
    *Amsurg Corp. ...................................................         17,645           446,948
    *Amylin Pharmaceuticals, Inc. ...................................          3,327            38,327
     Analogic Corp. .................................................          7,359           397,975
   #*AngioDynamics, Inc. ............................................         15,000           231,150
    *Anika Therapeutics, Inc. .......................................          6,109            37,265
   #*Anthera Pharmaceuticals, Inc. ..................................          3,734            23,860
   #*Ardea Biosciences, Inc. ........................................          1,899            37,809
   #*Ariad Pharmaceuticals, Inc. ....................................         52,500           610,575
   #*Arqule, Inc. ...................................................          7,709            44,789
    *Array BioPharma, Inc. ..........................................            785             1,892
    *ArthroCare Corp. ...............................................         13,926           419,869
     Assisted Living Concepts, Inc. .................................         12,726           180,836
    *Astex Pharmaceuticals, Inc. ....................................         31,125            60,071
   #*athenahealth, Inc. .............................................          2,911           154,021
    *AtriCure, Inc. .................................................          3,000            33,480
    #Atrion Corp. ...................................................            970           218,250
    *AVANIR Pharmaceuticals, Inc. ...................................          5,750            17,192
    *AVEO Pharmaceuticals, Inc. .....................................          8,081           129,781
    #Bard (C.R.), Inc. ..............................................          4,700           403,965
     Baxter International, Inc. .....................................         22,821         1,254,699
     Becton Dickinson & Co. .........................................         12,012           939,699
    *BioClinica, Inc. ...............................................          7,438            33,248
   #*BioCryst Pharmaceuticals, Inc. .................................         13,395            41,123
    *Biogen Idec, Inc. ..............................................         16,395         1,907,722
    *BioMarin Pharmaceutical, Inc. ..................................         15,781           538,290
    *BioMimetic Therapeutics, Inc. ..................................          5,678            18,397
    *Bio-Rad Laboratories, Inc. Class A .............................         13,635         1,357,364
    *Bio-Rad Laboratories, Inc. Class B .............................            544            54,433
   #*Bio-Reference Labs, Inc. .......................................         14,532           291,221
    *BioScrip, Inc. .................................................         31,652           205,738
    *BioSpecifics Technologies Corp. ................................          1,000            17,000
   #*Boston Scientific Corp. ........................................        624,825         3,680,219
   #*Bovie Medical Corp. ............................................          6,261            16,279
    #Bristol-Myers Squibb Co. .......................................        143,332         4,527,858
   #*Brookdale Senior Living, Inc. ..................................         52,527           870,898
   #*Bruker Corp. ...................................................         20,193           291,385
   #*BSD Medical Corp. ..............................................          1,500             4,275
   #*Cadence Pharmaceuticals, Inc. ..................................          8,942            52,132
    *Caliper Life Sciences, Inc. ....................................         24,315           254,821
    *Cambrex Corp. ..................................................         15,915            87,692
     Cantel Medical Corp. ...........................................          9,552           263,635
    *Capital Senior Living Corp. ....................................         15,438           120,571

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
     Cardinal Health, Inc. ..........................................         31,700   $     1,403,359
    *CardioNet, Inc. ................................................         11,275            31,908
    *CareFusion Corp. ...............................................         88,972         2,277,683
    *CAS Medical Systems, Inc. ......................................            415               822
    *Catalyst Health Solutions, Inc. ................................         15,674           861,600
    *Celgene Corp. ..................................................         21,053         1,364,866
    *Celldex Therapeutics, Inc. .....................................         23,052            73,997
    *Centene Corp. ..................................................         30,879         1,085,397
   #*Cepheid, Inc. ..................................................         10,300           369,564
   #*Cerner Corp. ...................................................         18,200         1,154,426
    *Charles River Laboratories International, Inc. .................         21,200           684,336
     Chemed Corp. ...................................................         12,370           734,283
   #*Chindex International, Inc. ....................................          2,998            33,308
     CIGNA Corp. ....................................................         65,291         2,895,003
   #*Codexis, Inc. ..................................................         16,222            74,783
    *CombiMatrix Corp. ..............................................          2,103             4,858
    *Community Health Systems, Inc. .................................         50,652           885,397
     Computer Programs & Systems, Inc. ..............................          2,800           142,996
   #*Conceptus, Inc. ................................................         17,410           200,563
    *CONMED Corp. ...................................................         16,816           441,756
    *Conmed Healthcare Management, Inc. .............................            476             1,809
     Cooper Cos., Inc. (The) ........................................         26,985         1,870,060
   #*Corvel Corp. ...................................................          6,649           342,889
   #*Covance, Inc. ..................................................         29,979         1,520,835
    *Coventry Health Care, Inc. .....................................         61,189         1,946,422
     Covidien P.L.C. ................................................         44,304         2,084,060
    *Cross Country Healthcare, Inc. .................................         13,754            68,770
    *CryoLife, Inc. .................................................         16,486            76,000
   #*Cubist Pharmaceuticals, Inc. ...................................         30,921         1,169,123
   #*Cumberland Pharmaceuticals, Inc. ...............................         11,710            67,450
    *Cutera, Inc. ...................................................          7,026            50,166
    *Cyberonics, Inc. ...............................................          7,055           203,184
    *Cynosure, Inc. Class A .........................................          4,681            56,968
   #*Cytori Therapeutics, Inc. ......................................         15,660            47,450
    *DaVita, Inc. ...................................................         14,595         1,021,650
     Daxor Corp. ....................................................          1,894            19,470
   #*Dendreon Corp. .................................................         23,130           253,042
     DENTSPLY International, Inc. ...................................         35,485         1,311,526
   #*DepoMed, Inc. ..................................................         29,620           132,698
    *DexCom, Inc. ...................................................         18,656           182,642
    *Digirad Corp. ..................................................          8,621            20,690
    *Durect Corp. ...................................................          2,398             3,813
    *DUSA Pharmaceuticals, Inc. .....................................          6,700            30,150
   #*Dynacq Healthcare, Inc. ........................................          2,399             2,567
   #*Edwards Lifesciences Corp. .....................................         10,600           799,452
     Eli Lilly & Co. ................................................         48,546         1,803,969
   #*Emdeon, Inc. Class A ...........................................         30,813           584,523
    *Emergent Biosolutions, Inc. ....................................         20,187           380,727
   #*Emeritus Corp. .................................................         25,296           447,992
    *Endo Pharmaceuticals Holdings, Inc. ............................         66,399         2,145,352
   #*Endologix, Inc. ................................................          6,910            75,250
     Ensign Group, Inc. (The) .......................................         11,793           268,409
    *Enzo Biochem, Inc. .............................................         25,466            72,833
   #*Enzon Pharmaceuticals, Inc. ....................................         30,849           226,740
    *eResearch Technology, Inc. .....................................         27,277           139,385
   #*Exactech, Inc. .................................................          7,153           114,448
   #*Exelixis, Inc. .................................................         35,286           272,761
   #*Express Scripts, Inc. ..........................................         19,600           896,308
    *Five Star Quality Care, Inc. ...................................         19,655            50,906
    *Forest Laboratories, Inc. ......................................         77,285         2,419,020
    *Furiex Pharmaceuticals, Inc. ...................................          5,028            71,398

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
   #*Genomic Health, Inc. ...........................................          6,798   $       145,477
   #*Gen-Probe, Inc. ................................................         11,200           673,120
    *Gentiva Health Services, Inc. ..................................          6,735            27,883
   #*Geron Corp. ....................................................         35,527            83,488
    *Gilead Sciences, Inc. ..........................................         32,650         1,360,199
    *Greatbatch, Inc. ...............................................         14,478           323,294
    *GTx, Inc. ......................................................          2,178             9,561
    *Haemonetics Corp. ..............................................         14,900           908,155
   #*Halozyme Therapeutics, Inc. ....................................         19,419           163,702
    *Hanger Orthopedic Group, Inc. ..................................         19,019           330,360
    *Hansen Medical, Inc. ...........................................            803             2,521
    *Harvard Bioscience, Inc. .......................................         15,686            71,528
    *Health Management Associates, Inc. .............................         66,606           583,469
   #*Health Net, Inc. ...............................................         49,425         1,373,521
   #*HealthSouth Corp. ..............................................         27,299           482,100
    *Healthspring, Inc. .............................................         40,301         2,173,836
    *HealthStream, Inc. .............................................         12,289           186,547
    *Healthways, Inc. ...............................................         20,450           146,422
   #*Henry Schein, Inc. .............................................         27,023         1,873,234
     Hill-Rom Holdings, Inc. ........................................         28,004           942,895
    *Hi-Tech Pharmacal Co., Inc. ....................................          7,300           259,296
    *HMS Holdings Corp. .............................................         23,760           580,694
    *Hologic, Inc. ..................................................        100,271         1,616,369
    *Hospira, Inc. ..................................................         48,274         1,518,217
   #*Human Genome Sciences, Inc. ....................................         27,180           278,867
     Humana, Inc. ...................................................         43,199         3,667,163
    *ICU Medical, Inc. ..............................................          8,043           316,170
   #*Idenix Pharmaceuticals, Inc. ...................................         17,400           104,400
    *Idera Pharmaceuticals, Inc. ....................................         13,551            22,224
   #*IDEXX Laboratories, Inc. .......................................          8,700           626,313
   #*Illumina, Inc. .................................................          8,304           254,268
   #*ImmunoGen, Inc. ................................................         10,412           141,395
   #*Immunomedics, Inc. .............................................          7,638            27,802
    *Impax Laboratories, Inc. .......................................         37,327           705,854
   #*Incyte Corp. ...................................................         40,400           556,308
   #*Infinity Pharmaceuticals, Inc. .................................         11,550            87,434
   #*Insulet Corp. ..................................................          8,700           141,984
    *Integra LifeSciences Holdings Corp. ............................         16,570           531,234
    *IntegraMed America, Inc. .......................................          5,327            42,669
   #*InterMune, Inc. ................................................         14,360           366,180
    *Intuitive Surgical, Inc. .......................................          2,000           867,720
    #Invacare Corp. .................................................         19,173           430,434
    *IPC The Hospitalist Co. ........................................          7,916           331,918
    *Iridex Corp. ...................................................          1,600             5,456
    *IRIS International, Inc. .......................................          9,300            84,258
   #*Isis Pharmaceuticals, Inc. .....................................         18,498           153,348
    *ISTA Pharmaceuticals, Inc. .....................................         12,819            53,071
    *Jazz Pharmaceuticals, Inc. .....................................         14,023           546,336
     Johnson & Johnson ..............................................        139,407         8,976,417
    *Kensey Nash Corp. ..............................................          5,730           154,022
     Kewaunee Scientific Corp. ......................................            674             6,110
    *Kindred Healthcare, Inc. .......................................         21,779           253,725
    *Kinetic Concepts, Inc. .........................................         34,207         2,339,417
   #*K-V Pharmaceutical Co. Class A .................................          5,000             5,550
    *K-V Pharmaceutical Co. Class B .................................            900             1,260
    *Laboratory Corp. of America Holdings ...........................          7,500           628,875
     Landauer, Inc. .................................................          2,500           128,125
    *Lannet Co., Inc. ...............................................         12,940            52,925
    *LCA-Vision, Inc. ...............................................          9,225            29,797
     LeMaitre Vascular, Inc. ........................................          9,392            54,286
    *LHC Group, Inc. ................................................          9,740           152,821

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Life Technologies Corp. ........................................         50,168   $     2,040,333
   #*LifePoint Hospitals, Inc. ......................................         30,800         1,190,728
    *Ligand Pharmaceuticals, Inc. Class B ...........................          3,974            58,418
     Lincare Holdings, Inc. .........................................         44,593         1,050,165
    *Luminex Corp. ..................................................         17,042           374,242
    *Magellan Health Services, Inc. .................................         21,872         1,125,752
   #*MAKO Surgical Corp. ............................................          6,147           236,352
   #*MannKind Corp. .................................................         23,193            72,362
   #*MAP Pharmaceuticals, Inc. ......................................          3,200            47,296
    *Masimo Corp. ...................................................         12,400           256,432
    *Maxygen, Inc. ..................................................         19,082           112,584
     McKesson Corp. .................................................         22,964         1,872,714
    *MedAssets, Inc. ................................................         30,302           323,019
    *MedCath Corp. ..................................................          9,997            71,978
    *Medco Health Solutions, Inc. ...................................         20,695         1,135,328
   #*Medical Action Industries, Inc. ................................         12,950            67,858
    *Medicines Co. (The) ............................................         30,355           568,246
   #*MediciNova, Inc. ...............................................          1,492             3,133
     Medicis Pharmaceutical Corp. Class A ...........................         32,332         1,237,992
    *Medidata Solutions, Inc. .......................................          5,897           106,028
    *Medivation, Inc. ...............................................          7,091           121,823
    *Mednax, Inc. ...................................................         25,240         1,660,792
    *MedQuist Holdings, Inc. ........................................         17,010           145,436
     MEDTOX Scientific, Inc. ........................................          4,994            73,112
     Medtronic, Inc. ................................................         78,200         2,716,668
     Merck & Co., Inc. ..............................................        565,726        19,517,547
    *Merge Healthcare, Inc. .........................................          7,000            46,200
    #Meridian Bioscience, Inc. ......................................          8,570           156,145
    *Merit Medical Systems, Inc. ....................................         24,846           333,433
   #*Metabolix, Inc. ................................................         10,200            52,326
    *Metropolitan Health Networks, Inc. .............................         23,919           155,952
   #*Mettler Toledo International, Inc. .............................          2,600           399,360
   #*Micromet, Inc. .................................................         19,420           127,589
    *Molina Healthcare, Inc. ........................................         26,264           556,272
   #*Momenta Pharmaceuticals, Inc. ..................................         19,651           290,835
    *MWI Veterinary Supply, Inc. ....................................          6,600           498,300
    *Mylan, Inc. ....................................................        135,096         2,643,829
    *Myrexis, Inc. ..................................................         15,033            41,792
    *Myriad Genetics, Inc. ..........................................         16,604           353,333
    *Nabi Biopharmaceuticals ........................................         20,091            36,967
     National Healthcare Corp. ......................................          7,814           299,354
     National Research Corp. ........................................          2,780            92,852
    *Natus Medical, Inc. ............................................         20,161           173,385
   #*Nektar Therapeutics ............................................         31,040           168,237
   #*Neogen Corp. ...................................................          9,826           379,775
    *Neurocrine Biosciences, Inc. ...................................         12,479            78,119
    *NPS Pharmaceuticals, Inc. ......................................         17,207            88,960
   #*NuVasive, Inc. .................................................         22,865           338,859
    *NxStage Medical, Inc. ..........................................         20,208           464,582
    *Obagi Medical Products, Inc. ...................................         12,025           113,516
    #Omnicare, Inc. .................................................         68,736         2,049,708
   #*Omnicell, Inc. .................................................         19,838           296,578
    *OncoGenex Pharmaceutical, Inc. .................................            900            10,440
   #*Oncothyreon, Inc. ..............................................          4,300            29,928
    *Onyx Pharmaceuticals, Inc. .....................................         29,295         1,199,044
   #*Optimer Pharmaceuticals, Inc. ..................................         22,118           315,624
    *OraSure Technologies, Inc. .....................................         24,744           229,872
    *Orchid Cellmark, Inc. ..........................................          2,337             6,287
   #*Orexigen Therapeutics, Inc. ....................................          1,000             2,190
    *Orthofix International N.V. ....................................         10,231           359,210
   #*Osiris Therapeutics, Inc. ......................................          7,183            38,501

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
     Owens & Minor, Inc. ............................................         31,106   $       930,692
    *Pain Therapeutics, Inc. ........................................         21,575            96,009
    *Palomar Medical Technologies, Inc. .............................         10,711            91,151
    *Par Pharmaceutical Cos., Inc. ..................................         22,204           679,442
    *PAREXEL International Corp. ....................................         33,610           740,428
    #Patterson Cos., Inc. ...........................................         57,034         1,794,860
    *PDI, Inc. ......................................................          6,807            43,837
     PDL BioPharma, Inc. ............................................         53,850           326,870
    *PerkinElmer, Inc. ..............................................         64,398         1,331,107
    *Pernix Therapeutics Holdings, Inc. .............................            733             7,843
     Perrigo Co. ....................................................          8,500           767,380
     Pfizer, Inc. ...................................................      1,530,647        29,480,261
     Pharmaceutical Product Development, Inc. .......................         50,978         1,681,764
    *Pharmasset, Inc. ...............................................          3,600           253,440
   #*PharMerica Corp. ...............................................         16,573           258,539
    *PHC, Inc. ......................................................          8,680            16,926
   #*Pozen, Inc. ....................................................          6,118            15,601
    *Progenics Pharmaceuticals, Inc. ................................         17,556           115,343
    *ProPhase Labs, Inc. ............................................          2,300             1,863
    *Providence Service Corp. .......................................          6,862            85,775
    *pSivida Corp. ..................................................         10,593            48,622
   #*PSS World Medical, Inc. ........................................         25,898           576,230
     Quality Systems, Inc. ..........................................          9,200           357,972
     Quest Diagnostics, Inc. ........................................         45,205         2,522,439
    *Questcor Pharmaceuticals, Inc. .................................         23,700           962,457
   #*Quidel Corp. ...................................................         18,440           329,338
    *RadNet, Inc. ...................................................          7,100            18,247
    *Regeneron Pharmaceuticals, Inc. ................................         13,800           763,140
    *Repligen Corp. .................................................         16,191            55,535
   #*ResMed, Inc. ...................................................         30,101           851,858
    *Rigel Pharmaceuticals, Inc. ....................................         42,261           331,749
    *Rochester Medical Corp. ........................................          5,857            46,856
   #*Rockwell Medical Technologies, Inc. ............................          4,331            36,510
    *RTI Biologics, Inc. ............................................         32,543           146,444
    *Salix Pharmaceuticals, Ltd. ....................................         18,332           627,963
    *Sangamo BioSciences, Inc. ......................................          7,748            25,723
    *Santarus, Inc. .................................................         17,297            52,756
    *SciClone Pharmaceuticals, Inc. .................................         32,283           135,911
   #*Seattle Genetics, Inc. .........................................         19,300           424,600
   #*Select Medical Holdings Corp. ..................................         57,347           498,919
    *Sequenom, Inc. .................................................         10,153            50,460
    *Sirona Dental Systems, Inc. ....................................         26,700         1,278,930
    *Skilled Healthcare Group, Inc. Class A .........................         11,015            41,637
    *Solta Medical, Inc. ............................................          6,022            13,188
   #*SonoSite, Inc. .................................................          7,836           242,838
    *Span-American Medical System, Inc. .............................          1,468            20,816
    *Spectranetics Corp. ............................................         19,200           150,528
   #*Spectrum Pharmaceuticals, Inc. .................................         22,097           245,056
     St. Jude Medical, Inc. .........................................         17,232           672,048
    *Staar Surgical Co. .............................................         10,301            92,709
   #*Stereotaxis, Inc. ..............................................          2,600             3,016
     STERIS Corp. ...................................................         28,101           870,569
    *Strategic Diagnostics, Inc. ....................................          7,207            13,261
     Stryker Corp. ..................................................         22,835         1,094,025
    *Sucampo Pharmaceuticals, Inc. Class A ..........................          7,118            31,319
    *Sun Healthcare Group, Inc. .....................................         12,035            31,532
   #*Sunrise Senior Living, Inc. ....................................         31,916           175,538
    *SurModics, Inc. ................................................          9,705           102,291
    *Symmetry Medical, Inc. .........................................         20,382           185,272
   #*Synovis Life Technologies, Inc. ................................          5,977           107,347
   #*Synta Pharmaceuticals Corp. ....................................         12,130            44,881

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Targacept, Inc. ................................................          8,718   $       153,437
    *Team Health Holdings, Inc. .....................................         14,267           289,905
     Techne Corp. ...................................................          4,502           309,738
     Teleflex, Inc. .................................................         23,917         1,431,672
    *Tenet Healthcare Corp. .........................................        274,909         1,300,320
   #*Theravance, Inc. ...............................................         16,000           355,680
    *Thermo Fisher Scientific, Inc. .................................         76,021         3,821,576
    *Thoratec Corp. .................................................         22,569           823,994
    *TranS1, Inc. ...................................................         10,891            19,822
    *Transcend Services, Inc. .......................................          5,906           161,411
   #*Transcept Pharmaceuticals, Inc. ................................          1,246            10,865
    *Trimeris, Inc. .................................................          8,305            25,164
    *Triple-S Management Corp. Class B ..............................         11,673           221,787
     U.S. Physical Therapy, Inc. ....................................          6,800           132,736
   #*United Therapeutics Corp. ......................................         13,685           598,445
     UnitedHealth Group, Inc. .......................................        207,950         9,979,520
    *Universal American Corp. .......................................         47,762           549,263
     Universal Health Services, Inc. ................................         53,642         2,144,071
     Utah Medical Products, Inc. ....................................          1,701            44,898
    *Vanda Pharmaceuticals, Inc. ....................................          4,600            26,726
   #*Varian Medical Systems, Inc. ...................................          7,597           446,096
    *Vascular Solutions, Inc. .......................................          9,647           102,355
   #*VCA Antech, Inc. ...............................................         47,228           959,673
    *Vertex Pharmaceuticals, Inc. ...................................         13,281           525,795
   #*Vical, Inc. ....................................................         27,949            83,568
    *Viropharma, Inc. ...............................................         47,167           954,660
   #*Vivus, Inc. ....................................................         30,844           290,859
    *Volcano Corp. ..................................................         18,493           461,030
    *Warner Chilcott P.L.C. .........................................         10,620           192,434
   #*Waters Corp. ...................................................          7,000           560,840
    *Watson Pharmaceuticals, Inc. ...................................         39,726         2,667,998
    *WellCare Health Plans, Inc. ....................................         23,299         1,141,884
     WellPoint, Inc. ................................................         83,721         5,768,377
     West Pharmaceutical Services, Inc. .............................         20,008           777,711
    *Wright Medical Group, Inc. .....................................         23,312           400,733
   #*XenoPort, Inc. .................................................         18,748           114,363
     Young Innovations, Inc. ........................................          4,558           131,042
   #*Zalicus, Inc. ..................................................         10,121            14,878
    *Zimmer Holdings, Inc. ..........................................         55,116         2,900,755
    *Zoll Medical Corp. .............................................         12,239           462,757
                                                                                       ---------------
Total Health Care ...................................................                      265,824,272
                                                                                       ---------------
Industrials -- (12.2%)
   #*3D Systems Corp. ...............................................         22,378           364,090
     3M Co. .........................................................         36,437         2,879,252
     A.O. Smith Corp. ...............................................         20,772           771,888
    *A.T. Cross Co. Class A .........................................          1,727            21,000
   #*A123 Systems, Inc. .............................................         36,709           125,912
    #AAON, Inc. .....................................................         14,100           298,497
     AAR Corp. ......................................................         25,111           500,462
     ABM Industries, Inc. ...........................................         31,462           636,162
    *Acacia Research - Acacia Technologies ..........................         11,041           439,873
    *ACCO Brands Corp. ..............................................         17,949           123,310
     Aceto Corp. ....................................................         15,759            99,912
     Actuant Corp. Class A ..........................................         37,800           850,500
     Acuity Brands, Inc. ............................................         20,533           950,678
    *Advisory Board Co. (The) .......................................          5,450           333,812
    *AECOM Technology Corp. .........................................         66,040         1,381,557
    *Aegion Corp. ...................................................         21,896           323,842
    *AeroCentury Corp. ..............................................            169               989
   #*Aerovironment, Inc. ............................................         12,508           413,139

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *AGCO Corp. .....................................................         37,457   $     1,641,740
   #*Air Transport Services Group, Inc. .............................         33,664           186,499
     Aircastle, Ltd. ................................................         37,400           453,662
     Alamo Group, Inc. ..............................................          6,558           156,408
    *Alaska Air Group, Inc. .........................................         21,534         1,432,657
     Albany International Corp. .....................................         16,148           364,783
     Alexander & Baldwin, Inc. ......................................         24,689         1,024,840
   #*Allegiant Travel Co. ...........................................         10,988           570,936
     Alliant Techsystems, Inc. ......................................         18,893         1,097,305
   .*Allied Defense Group, Inc. .....................................          2,821             8,886
     Allied Motion Technologies, Inc. ...............................          2,427            12,766
    *Altra Holdings, Inc. ...........................................         15,430           226,821
    *Amerco, Inc. ...................................................         11,551           874,526
   #*Ameresco, Inc. Class A .........................................          8,946            98,317
    *American Railcar Industries, Inc. ..............................         15,398           339,680
   #*American Reprographics Co. .....................................         24,689            98,509
     American Science & Engineering, Inc. ...........................          5,289           359,758
     American Woodmark Corp. ........................................          8,341           141,880
     AMETEK, Inc. ...................................................         23,163           915,402
     Ampco-Pittsburgh Corp. .........................................          5,796           121,658
    *AMREP Corp. ....................................................          3,060            22,736
     Apogee Enterprises, Inc. .......................................         15,985           174,556
     Applied Industrial Technologies, Inc. ..........................         25,700           864,034
    *Argan, Inc. ....................................................          6,175            83,980
     Arkansas Best Corp. ............................................         16,400           337,840
    *Armstrong World Industries, Inc. ...............................         34,300         1,460,837
   #*Astec Industries, Inc. .........................................         13,800           458,850
    *Astronics Corp. ................................................          5,431           165,102
    *Astronics Corp. Class B ........................................            543            16,426
    *Atlas Air Worldwide Holdings, Inc. .............................         14,755           568,363
     Avery Dennison Corp. ...........................................         22,124           588,498
    *Avis Budget Group, Inc. ........................................         62,294           878,345
     AZZ, Inc. ......................................................          7,433           331,958
    *Babcock & Wilcox Co. (The) .....................................          7,426           163,298
    #Badger Meter, Inc. .............................................          7,049           230,784
     Barnes Group, Inc. .............................................         32,300           751,621
     Barrett Business Services, Inc. ................................          5,719            90,761
    *BE Aerospace, Inc. .............................................         44,617         1,683,399
    *Beacon Roofing Supply, Inc. ....................................         27,434           505,609
     Belden, Inc. ...................................................         27,395           884,311
    *Blount International, Inc. .....................................         18,386           285,535
    *BlueLinx Holdings, Inc. ........................................         17,712            27,985
     Boeing Co. (The) ...............................................         26,650         1,753,303
     Brady Corp. Class A ............................................         28,448           873,923
    *Breeze-Eastern Corp. ...........................................          3,679            33,332
     Briggs & Stratton Corp. ........................................         29,558           431,547
     Brink's Co. (The) ..............................................         27,082           752,609
    *Builders FirstSource, Inc. .....................................         29,119            47,464
    #C.H. Robinson Worldwide, Inc. ..................................          7,700           534,611
   #*CAI International, Inc. ........................................         11,766           183,667
     Carlisle Cos., Inc. ............................................         36,052         1,504,089
     Cascade Corp. ..................................................          6,677           287,779
    *Casella Waste Systems, Inc. ....................................         14,036            88,146
     Caterpillar, Inc. ..............................................         31,000         2,928,260
   #*CBIZ, Inc. .....................................................         34,751           219,974
     CDI Corp. ......................................................         10,433           136,985
     CECO Environmental Corp. .......................................          7,063            42,449
     Celadon Group, Inc. ............................................         12,200           134,322
   #*Cenveo, Inc. ...................................................         18,000            67,500
    *Ceradyne, Inc. .................................................         16,200           542,052
    *Champion Industries, Inc. ......................................            700               777

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Chart Industries, Inc. .........................................         17,014   $       961,461
     Chase Corp. ....................................................          3,920            54,880
    *Cintas Corp. ...................................................         48,881         1,461,053
     CIRCOR International, Inc. .....................................         10,219           355,826
     CLAROC, Inc. ...................................................         23,329         1,130,990
   #*Clean Harbors, Inc. ............................................         20,306         1,183,231
    *CNH Global N.V. ................................................            696            25,877
    *Coleman Cable, Inc. ............................................          5,021            51,064
   #*Colfax Corp. ...................................................         21,189           535,234
    *Columbus McKinnon Corp. ........................................         11,410           171,036
     Comfort Systems USA, Inc. ......................................         21,244           233,684
    *Command Security Corp. .........................................            900             1,494
    *Commercial Vehicle Group, Inc. .................................          6,508            71,783
     CompX International, Inc. ......................................            294             4,486
    *Consolidated Graphics, Inc. ....................................          6,114           278,554
     Con-way, Inc. ..................................................         31,635           932,283
     Cooper Industries P.L.C. .......................................         38,518         2,020,654
    *Copart, Inc. ...................................................         24,803         1,080,171
     Corporate Executive Board Co. ..................................          6,842           250,349
    *Corrections Corp. of America ...................................         60,886         1,353,496
   #*CoStar Group, Inc. .............................................         13,106           806,412
     Courier Corp. ..................................................          7,671            66,661
     Covanta Holding Corp. ..........................................         87,090         1,276,739
    *Covenant Transportation Group, Inc. Class A ....................          5,187            16,650
    *CPI Aerostructures, Inc. .......................................          3,137            34,036
    *CRA International, Inc. ........................................          6,409           123,822
     Crane Co. ......................................................         28,366         1,251,224
     CSX Corp. ......................................................        226,816         5,037,583
     Cubic Corp. ....................................................         15,817           745,297
     Cummins, Inc. ..................................................         12,936         1,286,226
     Curtiss-Wright Corp. ...........................................         26,705           875,390
     Danaher Corp. ..................................................         50,750         2,453,762
     Deere & Co. ....................................................         11,800           895,620
    *Delta Air Lines, Inc. ..........................................        133,200         1,134,864
     Deluxe Corp. ...................................................         16,918           399,603
    *DigitalGlobe, Inc. .............................................         25,148           513,019
   #*Dollar Thrifty Automotive Group, Inc. ..........................         13,100           799,624
     Donaldson Co., Inc. ............................................          6,100           390,705
     Douglas Dynamics, Inc. .........................................         11,837           177,792
    #Dover Corp. ....................................................         53,424         2,966,635
     Ducommun, Inc. .................................................          6,071            86,633
     Dun & Bradstreet Corp. (The) ...................................         10,715           716,405
    *DXP Enterprises, Inc. ..........................................          8,133           203,162
    *Dycom Industries, Inc. .........................................         20,800           404,144
     Dynamic Materials Corp. ........................................          7,327           158,996
   #*Eagle Bulk Shipping, Inc. ......................................          5,444             8,438
     Eastern Co. (The) ..............................................          1,960            39,788
     Eaton Corp. ....................................................         57,328         2,569,441
     Ecology & Environment, Inc. Class A ............................            903            14,945
    *EMCOR Group, Inc. ..............................................         38,153           956,496
    #Emerson Electric Co. ...........................................         40,260         1,937,311
     Encore Wire Corp. ..............................................         15,183           403,564
   #*Energy Recovery, Inc. ..........................................         25,622            78,660
    *EnergySolutions, Inc. ..........................................         47,161           177,797
   #*EnerNOC, Inc. ..................................................          8,718            77,329
    *EnerSys ........................................................         27,058           609,617
     Ennis, Inc. ....................................................         14,984           219,216
    *EnPro Industries, Inc. .........................................         12,294           423,405
     Equifax, Inc. ..................................................         48,308         1,698,026
    *ESCO Technologies, Inc. ........................................         15,135           462,677
     Espey Manufacturing & Electronics Corp. ........................          1,611            38,986

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Esterline Technologies Corp. ...................................         18,542   $     1,036,498
   #*Excel Maritime Carriers, Ltd. ..................................         21,289            60,461
     Expeditors International of Washington, Inc. ...................         14,733           671,825
    *Exponent, Inc. .................................................          7,570           364,723
     Fastenal Co. ...................................................         19,684           749,764
     Federal Signal Corp. ...........................................         35,754           168,759
    #FedEx Corp. ....................................................         57,718         4,723,064
    *Flanders Corp. .................................................         11,193            33,131
    *Flow International Corp. .......................................         27,547            71,347
     Flowserve Corp. ................................................         13,340         1,236,485
     Fluor Corp. ....................................................         21,170         1,203,514
    *Fortune Brands Home & Security, Inc. ...........................         49,526           719,613
     Forward Air Corp. ..............................................         13,802           452,016
    *Franklin Covey Co. .............................................         10,869           104,777
     Franklin Electric Co., Inc. ....................................         13,675           627,956
    *Freightcar America, Inc. .......................................          7,900           149,705
    *Frozen Food Express Industries .................................          6,823             8,665
   #*FTI Consulting, Inc. ...........................................         24,565           968,107
    *Fuel Tech, Inc. ................................................         12,609            69,854
   #*Furmanite Corp. ................................................         20,331           135,608
     G & K Services, Inc. Class A ...................................         11,152           338,575
     Gardner Denver Machinery, Inc. .................................         25,600         1,979,648
     GATX Corp. .....................................................         29,300         1,112,814
   #*Genco Shipping & Trading, Ltd. .................................          5,781            52,029
    *Gencor Industries, Inc. ........................................          1,500            10,500
   #*GenCorp, Inc. ..................................................         23,368           113,568
    *Generac Holdings, Inc. .........................................         24,339           556,390
   #*General Cable Corp. ............................................         29,074           815,235
     General Dynamics Corp. .........................................         60,274         3,868,988
     General Electric Co. ...........................................      2,034,859        34,002,494
    *Genesee & Wyoming, Inc. ........................................         22,254         1,317,659
    *GEO Group, Inc. (The) ..........................................         38,606           703,787
    *GeoEye, Inc. ...................................................         13,250           444,802
    *Gibraltar Industries, Inc. .....................................         18,000           200,880
    *Global Power Equipment Group, Inc. .............................          9,436           250,148
     Goodrich Corp. .................................................         32,954         4,041,149
     Gorman-Rupp Co. (The) ..........................................         11,250           302,288
    *GP Strategies Corp. ............................................         10,025           118,496
     Graco, Inc. ....................................................          8,200           352,108
    *Graftech International, Ltd. ...................................         65,599         1,030,560
     Graham Corp. ...................................................          5,151           118,679
     Granite Construction, Inc. .....................................         19,083           429,368
     Great Lakes Dredge & Dock Corp. ................................         31,085           160,088
    *Greenbrier Cos., Inc. ..........................................         13,563           252,407
    *Griffon Corp. ..................................................         34,752           329,101
    *H&E Equipment Services, Inc. ...................................         19,270           211,392
     Hardinge, Inc. .................................................          5,484            47,820
     Harsco Corp. ...................................................         38,373           884,498
    *Hawaiian Holdings, Inc. ........................................         32,942           176,240
     Healthcare Services Group, Inc. ................................         22,983           398,755
    #Heartland Express, Inc. ........................................         40,695           545,720
    #HEICO Corp. ....................................................          8,718           497,100
     HEICO Corp. Class A ............................................         18,706           735,333
     Heidrick & Struggles International, Inc. .......................          9,724           192,341
    *Heritage-Crystal Clean, Inc. ...................................          1,500            23,910
     Herman Miller, Inc. ............................................         13,000           268,450
   #*Hertz Global Holdings, Inc. ....................................        126,584         1,468,374
   #*Hexcel Corp. ...................................................         53,028         1,310,322
    *Hill International, Inc. .......................................         21,640           121,184
     HNI Corp. ......................................................         23,255           559,283
   #*Hoku Corp. .....................................................         18,798            28,385

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Honeywell International, Inc. ..................................         42,942   $     2,250,161
    #Houston Wire & Cable Co. .......................................          9,821           125,414
    *Hub Group, Inc. Class A ........................................         21,668           677,342
     Hubbell, Inc. Class A ..........................................          1,849           101,362
     Hubbell, Inc. Class B ..........................................         24,988         1,494,033
    *Hudson Highland Group, Inc. ....................................         17,619            81,576
   #*Huntington Ingalls Industries, Inc. ............................          9,582           282,669
    *Hurco Cos., Inc. ...............................................          3,580            93,510
    *Huron Consulting Group, Inc. ...................................         13,375           481,634
    *ICF International, Inc. ........................................         11,261           263,282
     IDEX Corp. .....................................................         41,036         1,454,726
    *IHS, Inc. ......................................................          7,882           662,009
    *II-VI, Inc. ....................................................         36,606           695,880
     Illinois Tool Works, Inc. ......................................         40,408         1,965,041
    #Ingersoll-Rand P.L.C. ..........................................         63,013         1,961,595
   #*InnerWorkings, Inc. ............................................         25,916           234,540
    *Innotrac Corp. .................................................            558               695
    *Innovative Solutions & Support, Inc. ...........................         12,137            57,772
     Insperity, Inc. ................................................         15,619           402,658
     Insteel Industries, Inc. .......................................         10,242           105,595
   #*Integrated Electrical Services, Inc. ...........................          3,018             7,364
     Interface, Inc. Class A ........................................         26,921           351,050
    *Interline Brands, Inc. .........................................         18,021           268,513
     International Shipholding Corp. ................................          2,971            60,430
     Intersections, Inc. ............................................         10,422           176,028
    #Iron Mountain, Inc. ............................................         57,889         1,790,507
     ITT Industries, Inc. ...........................................         53,693         2,448,401
     J.B. Hunt Transport Services, Inc. .............................          9,866           417,430
   #*Jacobs Engineering Group, Inc. .................................         32,430         1,258,284
   #*JetBlue Airways Corp. ..........................................        181,840           814,643
     John Bean Technologies Corp. ...................................         17,792           287,163
    #Joy Global, Inc. ...............................................          8,039           701,001
    *Kadant, Inc. ...................................................          7,309           158,240
     Kaman Corp. ....................................................         14,954           497,220
    *Kansas City Southern ...........................................         45,300         2,861,601
    *KAR Auction Services, Inc. .....................................         45,882           630,878
     Kaydon Corp. ...................................................         20,094           632,157
     KBR, Inc. ......................................................         40,140         1,120,307
     Kelly Services, Inc. Class A ...................................         19,065           311,713
     Kennametal, Inc. ...............................................         46,673         1,815,113
    *Key Technology, Inc. ...........................................          1,967            22,188
   #*Kforce, Inc. ...................................................         22,555           287,802
     Kimball International, Inc. Class B ............................         14,644            82,446
   #*Kirby Corp. ....................................................         28,881         1,777,337
     Knight Transportation, Inc. ....................................         47,702           725,070
     Knoll, Inc. ....................................................         16,175           246,669
    *Korn/Ferry International .......................................         26,700           426,399
    *Kratos Defense & Security Solutions, Inc. ......................         17,140           108,496
     L.B. Foster Co. Class A ........................................          5,480           139,740
     L.S. Starrett Co. Class A ......................................          2,270            27,467
     L-3 Communications Holdings, Inc. ..............................         42,513         2,881,531
     Landstar System, Inc. ..........................................          7,900           352,577
     Lawson Products, Inc. ..........................................          4,795            79,933
    *Layne Christensen Co. ..........................................         11,473           289,005
     Lennox International, Inc. .....................................          8,500           273,615
     Lincoln Electric Holdings, Inc. ................................         40,582         1,477,185
     Lindsay Corp. ..................................................          7,163           416,170
    *LMI Aerospace, Inc. ............................................          6,799           136,728
     Lockheed Martin Corp. ..........................................         12,684           962,716
     LSI Industries, Inc. ...........................................         16,278           109,551
    *Lydall, Inc. ...................................................          9,447           103,539

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *M&F Worldwide Corp. ............................................          9,523   $       235,789
    *Magnetek, Inc. .................................................          3,317             3,516
    *Manitowoc Co., Inc. (The) ......................................         69,203           766,769
     Manpower, Inc. .................................................         22,209           958,096
     Marten Transport, Ltd. .........................................         13,600           240,856
     Masco Corp. ....................................................         96,930           930,528
    *MasTec, Inc. ...................................................         46,028           995,125
     McGrath RentCorp. ..............................................         14,069           375,924
    *Meritor, Inc. ..................................................         41,800           397,936
   #*Metalico, Inc. .................................................         27,446           124,056
     Met-Pro Corp. ..................................................         11,066            99,705
    *MFRI, Inc. .....................................................          2,769            19,743
    *Michael Baker Corp. ............................................          4,466            91,910
   #*Middleby Corp. .................................................          8,298           699,355
     Miller Industries, Inc. ........................................          7,049           144,082
     Mine Safety Appliances Co. .....................................         20,900           701,195
    *Mistras Group, Inc. ............................................         15,457           336,963
   #*Mobile Mini, Inc. ..............................................         26,154           474,434
    *Moog, Inc. Class A .............................................         24,885           963,796
    *Moog, Inc. Class B .............................................          2,246            87,908
     MSC Industrial Direct Co., Inc. Class A ........................          7,500           510,075
     Mueller Industries, Inc. .......................................         21,570           872,506
     Mueller Water Products, Inc. Class A ...........................         87,185           239,759
     Multi-Color Corp. ..............................................          7,721           204,684
    *MYR Group, Inc. ................................................         12,034           232,136
    #NACCO Industries, Inc. Class A .................................          3,940           323,474
    #National Presto Industries, Inc. ...............................          4,391           419,340
    *National Technical Systems, Inc. ...............................          4,506            21,877
    *Navigant Consulting, Inc. ......................................         29,163           330,417
    *Navistar International Corp. ...................................          9,975           419,648
    *NN, Inc. .......................................................          9,227            81,567
     Nordson Corp. ..................................................         21,100           978,407
     Norfolk Southern Corp. .........................................         67,970         5,029,100
     Northrop Grumman Corp. .........................................         56,649         3,271,480
    *Northwest Pipe Co. .............................................          5,242           139,804
   #*Ocean Power Technologies, Inc. .................................          4,294            16,188
    *Old Dominion Freight Line, Inc. ................................         31,643         1,157,185
    *Omega Flex, Inc. ...............................................          3,089            36,419
   #*On Assignment, Inc. ............................................         21,931           236,635
   #*Orbital Sciences Corp. .........................................         34,463           532,798
    *Orion Energy Systems, Inc. .....................................         10,981            33,821
    *Orion Marine Group, Inc. .......................................          8,900            60,431
    *Oshkosh Corp. ..................................................         43,909           915,942
    *Owens Corning, Inc. ............................................         78,413         2,225,361
    *P.A.M. Transportation Services, Inc. ...........................          4,052            41,249
     PACCAR, Inc. ...................................................         19,500           843,180
   #*Pacer International, Inc. ......................................         17,890            84,262
    #Pall Corp. .....................................................          3,003           153,664
     Parker Hannifin Corp. ..........................................         27,275         2,224,276
    *Park-Ohio Holdings Corp. .......................................          6,216           100,575
    *Patrick Industries, Inc. .......................................          1,800             3,618
    *Patriot Transportation Holding, Inc. ...........................          4,416           101,568
     Pentair, Inc. ..................................................         57,126         2,053,680
    *PGT, Inc. ......................................................         20,713            30,241
    *Pike Electric Corp. ............................................         18,762           142,779
    *Pinnacle Airlines Corp. ........................................          9,030            23,207
     Pitney Bowes, Inc. .............................................         15,800           322,004
   #*PMFG, Inc. .....................................................          7,401           151,350
    *Polypore International, Inc. ...................................         20,500         1,075,225
    *Powell Industries, Inc. ........................................          6,874           231,035
   #*PowerSecure International, Inc. ................................          9,400            39,950

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Precision Castparts Corp. ......................................         13,600   $     2,218,840
     Preformed Line Products Co. ....................................          2,515           161,840
     Primoris Services Corp. ........................................         27,168           353,727
     Providence & Worcester Railroad Co. ............................            361             4,653
     Quad Graphics, Inc. ............................................            962            18,971
    *Quality Distribution, Inc. .....................................         10,139           114,267
     Quanex Building Products Corp. .................................         19,962           294,440
    *Quanta Services, Inc. ..........................................         81,715         1,707,026
    #R. R. Donnelley & Sons Co. .....................................        108,708         1,771,940
    *RailAmerica, Inc. ..............................................         28,020           383,033
     Raven Industries, Inc. .........................................          7,938           476,359
     Raytheon Co. ...................................................         68,172         3,012,521
    *RBC Bearings, Inc. .............................................         12,690           513,945
    *RCM Technologies, Inc. .........................................          6,052            29,110
    *Real Goods Solar, Inc. .........................................          2,594             4,202
     Regal-Beloit Corp. .............................................         21,539         1,144,367
    *Republic Airways Holdings, Inc. ................................         25,947            67,462
     Republic Services, Inc. ........................................         90,135         2,565,242
     Resources Connection, Inc. .....................................         24,479           271,472
    *Roadrunner Transportation Systems, Inc. ........................          8,729           145,687
     Robbins & Myers, Inc. ..........................................         26,421         1,180,754
    #Robert Half International, Inc. ................................         20,804           549,850
     Rockwell Automation, Inc. ......................................         21,300         1,440,945
     Rockwell Collins, Inc. .........................................         11,058           617,368
     Rollins, Inc. ..................................................         15,185           330,729
     Roper Industries, Inc. .........................................         27,824         2,256,526
    *RSC Holdings, Inc. .............................................         50,146           489,425
    *Rush Enterprises, Inc. Class A .................................         16,025           309,282
    *Rush Enterprises, Inc. Class B .................................          1,308            20,928
     Ryder System, Inc. .............................................         34,100         1,737,054
   #*Saia, Inc. .....................................................          9,364           125,009
    *Sauer-Danfoss, Inc. ............................................         21,100           816,992
     Schawk, Inc. ...................................................         15,296           206,343
   #*School Specialty, Inc. .........................................         10,582            80,952
     Seaboard Corp. .................................................            346           760,508
     Servotronics, Inc. .............................................            212             1,830
    *Shaw Group, Inc. ...............................................         40,437           940,565
     SIFCO Industries, Inc. .........................................          1,400            26,866
     Simpson Manufacturing Co., Inc. ................................         28,906           886,258
     SkyWest, Inc. ..................................................         35,300           473,373
    *SL Industries, Inc. ............................................          4,400            87,780
     Snap-on, Inc. ..................................................         35,034         1,880,275
    #Southwest Airlines Co. .........................................        283,490         2,423,840
    *Sparton Corp. ..................................................          5,343            45,522
    *Spirit Aerosystems Holdings, Inc. Class A ......................         61,783         1,054,636
     SPX Corp. ......................................................         25,030         1,366,888
    *Standard Parking Corp. .........................................          5,664            99,630
    #Standard Register Co. ..........................................         11,598            30,039
     Standex International Corp. ....................................          7,546           291,351
     Stanley Black & Decker, Inc. ...................................         47,399         3,026,426
     Steelcase, Inc. Class A ........................................         50,191           371,915
   #*Stericycle, Inc. ...............................................          7,200           601,776
    *Sterling Construction Co., Inc. ................................          9,023           112,336
     Sun Hydraulics, Inc. ...........................................         11,032           317,280
    *SunPower Corp. Class B .........................................          7,736            73,105
     Superior Uniform Group, Inc. ...................................          4,706            56,754
    *SYKES Enterprises, Inc. ........................................         26,169           416,872
    *Sypris Solutions, Inc. .........................................          8,008            25,385
     TAL International Group, Inc. ..................................         19,800           551,034
   #*Taser International, Inc. ......................................         32,160           159,835
    *Team, Inc. .....................................................         11,290           282,363

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Tecumseh Products Co. Class A ..................................          7,742   $        49,239
    *Tecumseh Products Co. Class B ..................................            732             4,751
    *Teledyne Technologies, Inc. ....................................         19,756         1,076,109
    #Tennant Co. ....................................................          8,700           336,603
   #*Terex Corp. ....................................................         55,946           930,941
    *Tetra Tech, Inc. ...............................................         38,402           838,316
    #Textainer Group Holdings, Ltd. .................................         26,805           735,797
    #Textron, Inc. ..................................................         61,884         1,201,787
    *Thomas & Betts Corp. ...........................................         32,200         1,600,018
     Timken Co. .....................................................         55,900         2,354,508
    #Titan International, Inc. ......................................         24,361           548,122
   #*Titan Machinery, Inc. ..........................................         12,201           284,649
     Toro Co. .......................................................         10,400           562,016
     Towers Watson & Co. ............................................         11,684           767,639
    *Trailer Bridge, Inc. ...........................................          3,127             1,251
    *TransDigm Group, Inc. ..........................................         14,584         1,369,729
    *TRC Cos., Inc. .................................................         11,201            48,948
     Tredegar Corp. .................................................         12,040           233,215
    *Trex Co., Inc. .................................................          8,091           149,522
    *TriMas Corp. ...................................................         16,900           329,381
     Trinity Industries, Inc. .......................................         46,337         1,263,610
    #Triumph Group, Inc. ............................................         28,698         1,667,354
    *TrueBlue, Inc. .................................................         26,268           347,263
    *Tufco Technologies, Inc. .......................................            400             1,426
     Tutor Perini Corp. .............................................         24,279           352,774
     Twin Disc, Inc. ................................................          8,316           323,492
     Tyco International, Ltd. .......................................         93,676         4,266,942
    *U.S. Home Systems, Inc. ........................................          1,540             8,308
    *Ultralife Corp. ................................................          9,810            44,341
     UniFirst Corp. .................................................          9,100           476,385
     Union Pacific Corp. ............................................        100,059         9,962,875
   #*United Continental Holdings, Inc. ..............................         81,396         1,572,571
     United Parcel Service, Inc. ....................................         21,474         1,508,334
   #*United Rentals, Inc. ...........................................         29,980           701,832
     United Stationers, Inc. ........................................         25,800           820,698
     United Technologies Corp. ......................................         46,784         3,648,216
     Universal Forest Products, Inc. ................................         12,036           337,851
     Universal Truckload Services, Inc. .............................          8,839           137,181
    *UQM Technologies, Inc. .........................................         13,265            27,459
    *URS Corp. ......................................................         49,000         1,749,300
   #*US Airways Group, Inc. .........................................         56,940           328,544
     US Ecology, Inc. ...............................................         10,235           184,844
    *USA Truck, Inc. ................................................          6,887            60,606
   #*USG Corp. ......................................................         50,104           463,963
     UTi Worldwide, Inc. ............................................         53,924           787,830
    #Valmont Industries, Inc. .......................................         12,765         1,094,599
    *Verisk Analytics, Inc. Class A .................................          7,138           250,901
    *Versar, Inc. ...................................................          3,144            10,344
     Viad Corp. .....................................................         11,600           242,788
     Vicor Corp. ....................................................         14,937           136,674
     Virco Manufacturing Corp. ......................................          2,861             5,035
    *Volt Information Sciences, Inc. ................................          9,601            60,486
     VSE Corp. ......................................................          2,410            58,611
     W.W. Grainger, Inc. ............................................          5,290           906,230
    *Wabash National Corp. ..........................................         17,000           117,300
     Wabtec Corp. ...................................................         22,316         1,499,189
     Waste Connections, Inc. ........................................         64,237         2,187,270
    #Waste Management, Inc. .........................................         67,193         2,212,665
    #Watsco, Inc. ...................................................         13,611           839,254
     Watsco, Inc. Class B ...........................................          1,750           109,130
     Watts Water Technologies, Inc. Class A .........................         17,197           541,534

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *WCA Waste Corp. ................................................          9,205   $        43,816
     Werner Enterprises, Inc. .......................................         41,413           981,488
    *WESCO International, Inc. ......................................         24,627         1,193,424
    *Willdan Group, Inc. ............................................          3,100            11,935
    *Willis Lease Finance Corp. .....................................          3,919            45,460
     Woodward, Inc. .................................................         27,017           915,336
   #*XPO Logistics, Inc. ............................................          4,466            56,540
                                                                                       ---------------
Total Industrials ...................................................                      335,657,127
                                                                                       ---------------
Information Technology -- (12.4%)
    *Accelrys, Inc. .................................................         31,624           209,667
     Accenture P.L.C. Class A .......................................         18,101         1,090,766
    *ACI Worldwide, Inc. ............................................         15,453           473,944
    *Acme Packet, Inc. ..............................................         22,829           826,638
    *Acorn Energy, Inc. .............................................          6,362            31,047
     Activision Blizzard, Inc. ......................................        152,687         2,044,479
    *Actuate Corp. ..................................................         32,492           211,198
    *Acxiom Corp. ...................................................         44,709           589,712
    *ADDvantage Technologies Group, Inc. ............................          2,391             5,177
    *Adept Technology, Inc. .........................................          2,663             8,841
    *Adobe Systems, Inc. ............................................         40,712         1,197,340
    #ADTRAN, Inc. ...................................................         25,300           850,080
    *Advanced Analogic Technologies, Inc. ...........................         19,564            85,299
    *Advanced Energy Industries, Inc. ...............................         23,252           217,174
   #*Advanced Micro Devices, Inc. ...................................        107,092           624,346
   #*Advent Software, Inc. ..........................................         17,718           485,473
    *Aetrium, Inc. ..................................................          2,511             3,038
    *Agilysys, Inc. .................................................         12,660           107,483
    *Akamai Technologies, Inc. ......................................          7,223           194,588
   #*Alliance Data Systems Corp. ....................................          4,550           466,102
    *Alpha & Omega Semiconductor, Ltd. ..............................          8,564            72,366
     Altera Corp. ...................................................         22,000           834,240
    *Amdocs, Ltd. ...................................................         55,413         1,663,498
     American Software, Inc. Class A ................................         13,044           102,004
   #*Amkor Technology, Inc. .........................................         93,984           454,883
     Amphenol Corp. .................................................          9,871           468,774
    *Amtech Systems, Inc. ...........................................          4,351            44,467
   #*Anadigics, Inc. ................................................         31,186            82,019
     Analog Devices, Inc. ...........................................         20,244           740,323
    *Anaren, Inc. ...................................................          9,085           173,796
    *Ancestry.com, Inc. .............................................         20,823           474,140
    *Anixter International, Inc. ....................................         18,183         1,067,160
    *ANSYS, Inc. ....................................................         17,453           948,745
   #*AOL, Inc. ......................................................         57,745           815,359
    *Apple, Inc. ....................................................         40,737        16,489,523
     Applied Materials, Inc. ........................................        181,114         2,231,324
    *Applied Micro Circuits Corp. ...................................         36,093           243,267
    *Ariba, Inc. ....................................................         42,870         1,358,122
    *Arris Group, Inc. ..............................................         79,642           856,948
    *Arrow Electronics, Inc. ........................................         66,427         2,394,693
   #*Aruba Networks, Inc. ...........................................         22,400           530,656
   #*AsiaInfo-Linkage, Inc. .........................................         26,360           264,127
    *Aspen Technology, Inc. .........................................         11,800           204,612
     Astro-Med, Inc. ................................................          2,946            23,509
    *Atmel Corp. ....................................................        151,613         1,601,033
    *ATMI, Inc. .....................................................         18,725           381,990
    *ATS Corp. ......................................................            500             1,550
    *AuthenTec, Inc. ................................................         18,897            68,974
    *Autodesk, Inc. .................................................         17,600           608,960
     Automatic Data Processing, Inc. ................................         26,355         1,379,157
     Avago Technologies, Ltd. .......................................         11,700           395,109

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Aviat Networks, Inc. ...........................................         31,310   $        64,185
    *Avid Technology, Inc. ..........................................         20,525           127,255
    *Avnet, Inc. ....................................................         60,375         1,829,966
     AVX Corp. ......................................................        104,796         1,405,314
    *Aware, Inc. ....................................................          4,426            13,101
    *AXT, Inc. ......................................................         19,905            93,553
     Bel Fuse, Inc. Class A .........................................          1,600            31,520
     Bel Fuse, Inc. Class B .........................................          5,833           104,294
    *Benchmark Electronics, Inc. ....................................         43,000           590,820
    *BigBand Networks, Inc. .........................................          1,300             2,912
     Black Box Corp. ................................................         13,000           363,870
     Blackbaud, Inc. ................................................         11,000           308,330
    *Blue Coat Systems, Inc. ........................................         22,738           366,082
    *BMC Software, Inc. .............................................         14,285           496,547
    *Bottomline Technologies, Inc. ..................................         17,275           419,610
    *Brightpoint, Inc. ..............................................         43,276           439,251
    *Broadcom Corp. .................................................         27,900         1,006,911
     Broadridge Financial Solutions, Inc. ...........................         31,237           695,023
    *BroadVision, Inc. ..............................................             96               803
    *Brocade Communications Systems, Inc. ...........................        256,840         1,124,959
     Brooks Automation, Inc. ........................................         38,812           405,585
    *BSQUARE Corp. ..................................................          5,039            24,590
    *BTU International, Inc. ........................................          3,282            12,472
    #CA, Inc. .......................................................        146,061         3,163,681
    *Cabot Microelectronics Corp. ...................................         13,768           530,343
   #*CACI International, Inc. Class A ...............................         17,967           986,209
   #*Cadence Design Systems, Inc. ...................................         83,795           927,611
    *CalAmp Corp. ...................................................          4,886            18,029
    *Calix, Inc. ....................................................         17,863           155,587
   #*Callidus Software, Inc. ........................................         13,723            77,672
    *Cardtronics, Inc. ..............................................         10,510           262,014
    *Cascade Microtech, Inc. ........................................          3,846            14,192
     Cass Information Systems, Inc. .................................          5,380           210,842
   #*Cavium, Inc. ...................................................          9,900           323,631
    *CEVA, Inc. .....................................................         11,625           361,189
    *Checkpoint Systems, Inc. .......................................         22,146           293,434
   #*China Information Technology, Inc. .............................          4,192             4,192
    *Chyron International Corp. .....................................          2,064             3,406
    *CIBER, Inc. ....................................................         38,417           133,691
   #*Ciena Corp. ....................................................         29,473           388,454
    *Cirrus Logic, Inc. .............................................         37,222           619,374
     Cisco Sytems, Inc. .............................................        289,961         5,372,977
    *Citrix Systems, Inc. ...........................................         11,700           852,111
    *Clearfield, Inc. ...............................................          7,734            40,371
     Cognex Corp. ...................................................         24,800           840,472
    *Cognizant Technology Solutions Corp. ...........................         11,248           818,292
   #*Cogo Group, Inc. ...............................................          8,049            19,318
    *Coherent, Inc. .................................................         15,397           784,785
     Cohu, Inc. .....................................................         13,772           152,731
     Communications Systems, Inc. ...................................          6,432           105,999
    *CommVault Systems, Inc. ........................................         10,838           461,482
     Computer Sciences Corp. ........................................         57,400         1,805,804
    *Computer Task Group, Inc. ......................................         10,689           136,499
    *Compuware Corp. ................................................        122,155         1,032,210
   #*comScore, Inc. .................................................         13,311           280,995
     Comtech Telecommunications Corp. ...............................         15,497           513,106
   #*Comverge, Inc. .................................................          2,958             4,881
   #*Concur Technologies, Inc. ......................................         11,129           517,721
    *Concurrent Computer Corp. ......................................          3,068            12,855
   #*Constant Contact, Inc. .........................................          3,900            78,936
    *Convergys Corp. ................................................         68,804           736,203

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Convio, Inc. ...................................................          9,754   $        93,541
    *CoreLogic, Inc. ................................................         51,917           631,830
     Corning, Inc. ..................................................        285,179         4,075,208
    *Cray, Inc. .....................................................         20,016           126,701
   #*Cree, Inc. .....................................................         25,252           672,713
     Crexendo, Inc. .................................................          4,869            13,779
    *CSG Systems International, Inc. ................................         18,840           268,282
    *CSR P.L.C. ADR .................................................          4,284            48,495
     CTC Media, Inc. ................................................          2,895            33,321
     CTS Corp. ......................................................         13,093           121,503
    *CyberOptics Corp. ..............................................          1,680            13,692
    *Cymer, Inc. ....................................................         20,500           890,725
    *Cypress Semiconductor Corp. ....................................         66,500         1,270,815
     Daktronics, Inc. ...............................................         23,397           236,310
    *Datalink Corp. .................................................          9,456            89,643
    *Dataram Corp. ..................................................          2,800             3,388
     DDi Corp. ......................................................         11,072           101,752
    *DealerTrack Holdings, Inc. .....................................         24,526           531,969
    *Dell, Inc. .....................................................         90,338         1,428,244
   #*Deltek, Inc. ...................................................         14,273           105,049
    *DemandTec, Inc. ................................................          3,400            25,704
    *DG FastChannel, Inc. ...........................................         15,306           285,304
    *Dice Holdings, Inc. ............................................         28,908           294,283
     Diebold, Inc. ..................................................         38,527         1,243,652
    *Digi International, Inc. .......................................         15,800           202,082
    *Digimarc Corp. .................................................          3,840           102,720
    *Digital River, Inc. ............................................         22,175           406,468
   #*Diodes, Inc. ...................................................         25,402           568,243
   #*Dolby Laboratories, Inc. .......................................          3,951           115,527
    *Dot Hill Systems Corp. .........................................         13,223            22,744
    *DSP Group, Inc. ................................................         13,000            80,340
     DST Systems, Inc. ..............................................         24,492         1,229,253
    *DTS, Inc. ......................................................          9,245           259,692
    *Dynamics Research Corp. ........................................          5,180            49,935
     Earthlink, Inc. ................................................         66,975           469,495
    *eBay, Inc. .....................................................        111,862         3,560,567
    *Ebix, Inc. .....................................................         15,631           267,446
   #*Echelon Corp. ..................................................         18,350           124,046
    *Echo Global Logistics, Inc. ....................................         12,316           190,159
    *EchoStar Corp. Class A .........................................         21,985           579,525
    *Edgewater Technology, Inc. .....................................          4,354            12,540
    #Electro Rent Corp. .............................................         14,817           238,109
    *Electro Scientific Industries, Inc. ............................         16,321           200,585
    *Electronic Arts, Inc. ..........................................         94,019         2,195,344
    *Electronics for Imaging, Inc. ..................................         27,200           408,000
    *eMagin Corp. ...................................................          5,344            22,552
    *EMC Corp. ......................................................        184,279         4,516,678
    *EMCORE Corp. ...................................................         22,698            22,471
    *Emulex Corp. ...................................................         45,073           377,712
    *Entegris, Inc. .................................................         77,056           690,422
   #*Entropic Communications, Inc. ..................................         30,050           174,891
    *Envestnet, Inc. ................................................          4,315            50,227
     EPIQ Systems, Inc. .............................................         19,609           279,624
    *ePlus, Inc. ....................................................          4,606           125,099
    *Equinix, Inc. ..................................................         13,520         1,298,055
    *Euronet Worldwide, Inc. ........................................         29,092           563,512
    *Exar Corp. .....................................................         25,892           158,200
    *ExlService Holdings, Inc. ......................................         15,838           413,055
    *Extreme Networks ...............................................         53,755           158,577
   #*F5 Networks, Inc. ..............................................          6,360           661,122
     FactSet Research Systems, Inc. .................................          4,600           457,332

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Fair Isaac Corp. ...............................................         25,297   $       691,873
    *Fairchild Semiconductor International, Inc. ....................         75,700         1,133,229
    *FalconStor Software, Inc. ......................................         19,668            66,675
    *FARO Technologies, Inc. ........................................          8,630           360,561
    *FEI Co. ........................................................         22,648           900,484
     Fidelity National Information Services, Inc. ...................        121,001         3,167,806
    *Finisar Corp. ..................................................         27,565           564,807
   #*First Solar, Inc. ..............................................          9,100           452,907
    *Fiserv, Inc. ...................................................         42,000         2,472,540
     FLIR Systems, Inc. .............................................         15,397           404,941
    *FormFactor, Inc. ...............................................         28,937           173,043
   #*Forrester Research, Inc. .......................................         13,108           469,397
    *Fortinet, Inc. .................................................         14,650           337,829
    *Frequency Electronics, Inc. ....................................          4,145            34,279
    *FSI International, Inc. ........................................         19,832            48,985
    *Gartner Group, Inc. ............................................         13,847           533,386
    *Genpact, Ltd. ..................................................         53,557           864,946
    *Global Cash Access Holdings, Inc. ..............................         36,099           107,575
     Global Payments, Inc. ..........................................         15,435           708,775
    *Globalscape, Inc. ..............................................          5,692             9,733
    *Globecomm Systems, Inc. ........................................         13,222           179,687
   #*Glu Mobile, Inc. ...............................................          4,941            14,971
    *Google, Inc. ...................................................          9,713         5,756,312
   #*GSE Systems, Inc. ..............................................          3,200             5,504
    *GSI Group, Inc. ................................................         18,374           179,514
    *GSI Technology, Inc. ...........................................         14,898            73,000
   #*GT Advanced Technologies, Inc. .................................         37,899           310,772
    *GTSI Corp. .....................................................          1,706             7,541
    *Guidance Software, Inc. ........................................          6,777            40,730
   #*Hackett Group, Inc. (The) ......................................         22,112            91,323
    *Harmonic, Inc. .................................................         59,737           328,554
    #Harris Corp. ...................................................         36,304         1,370,476
    *Hauppauge Digital, Inc. ........................................          3,556             3,912
     Heartland Payment Systems, Inc. ................................         18,506           402,691
     Hewlett-Packard Co. ............................................        197,567         5,257,258
    *Hittite Microwave Corp. ........................................          8,034           422,588
    *HSW International, Inc. ........................................            718             2,132
   #*Hutchinson Technology, Inc. ....................................         11,787            20,981
    *I.D. Systems, Inc. .............................................          6,686            36,706
    *IAC/InterActiveCorp. ...........................................         77,073         3,146,891
    *Identive Group, Inc. ...........................................         18,368            43,532
    *IEC Electronics Corp. ..........................................          4,588            27,207
   #*iGATE Corp. ....................................................         21,779           293,581
    *Imation Corp. ..................................................         21,226           142,639
    *Immersion Corp. ................................................         13,724            94,284
   #*Infinera Corp. .................................................         64,267           469,792
    *Informatica Corp. ..............................................         17,096           777,868
    *InfoSpace, Inc. ................................................         23,414           205,107
    *Ingram Micro, Inc. Class A .....................................         97,928         1,750,953
    *Innodata Isogen, Inc. ..........................................         11,853            41,486
    *Insight Enterprises, Inc. ......................................         34,850           588,965
    *Integrated Device Technology, Inc. .............................         90,784           551,967
    *Integrated Silicon Solution, Inc. ..............................         16,644           153,291
     Intel Corp. ....................................................        517,438        12,697,929
    *Intellicheck Mobilisa, Inc. ....................................          5,418             5,120
    *Interactive Intelligence Group .................................          8,542           237,040
    #InterDigital, Inc. .............................................         12,747           553,857
    *Intermec, Inc. .................................................         31,172           251,558
    *Internap Network Services Corp. ................................         29,225           165,998
     International Business Machines Corp. ..........................         45,323         8,367,985
    *International Rectifier Corp. ..................................         42,000         1,020,180

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Interphase Corp. ...............................................          2,400   $        10,176
     Intersil Corp. Class A .........................................         72,807           871,500
    *Intevac, Inc. ..................................................         11,559            93,050
    *IntriCon Corp. .................................................          3,283            16,907
    *Intuit, Inc. ...................................................         18,374           986,133
    *Inuvo, Inc. ....................................................            800               960
    *INX, Inc. ......................................................          3,415            25,783
    *IPG Photonics Corp. ............................................         19,702         1,041,448
    *Iteris, Inc. ...................................................          4,400             5,676
    *Itron, Inc. ....................................................         19,131           703,829
   #*Ixia ...........................................................         33,193           376,077
    *IXYS Corp. .....................................................         20,163           275,628
    #j2 Global Communications, Inc. .................................         25,591           787,691
     Jabil Circuit, Inc. ............................................        122,365         2,515,824
     Jack Henry & Associates, Inc. ..................................         34,105         1,105,343
    *JDA Software Group, Inc. .......................................         25,152           801,594
    *JDS Uniphase Corp. .............................................         94,078         1,128,936
    *Juniper Networks, Inc. .........................................         49,028         1,199,715
    *Kemet Corp. ....................................................         24,543           226,286
    *Kenexa Corp. ...................................................         16,032           366,652
    *Key Tronic Corp. ...............................................          4,896            20,465
     Keynote Systems, Inc. ..........................................         10,126           241,708
   #*KIT Digital, Inc. ..............................................         26,116           235,044
    #KLA-Tencor Corp. ...............................................         47,962         2,258,531
   #*Kopin Corp. ....................................................         39,839           161,348
    *Kulicke & Soffa Industries, Inc. ...............................         42,000           405,300
    *KVH Industries, Inc. ...........................................          7,775            57,224
    *Lam Research Corp. .............................................         34,991         1,504,263
    *Lattice Semiconductor Corp. ....................................         73,848           467,458
    *LeCroy Corp. ...................................................          4,246            43,564
     Lender Processing Services, Inc. ...............................          4,350            76,342
    *Lexmark International, Inc. ....................................         45,570         1,444,569
    *LGL Group, Inc. ................................................          1,209             9,612
   #*Limelight Networks, Inc. .......................................         48,186           133,957
     Linear Technology Corp. ........................................         19,131           618,123
    *Lionbridge Technologies, Inc. ..................................         15,432            41,821
    *Liquidity Services, Inc. .......................................         15,290           497,842
     Littlefuse, Inc. ...............................................         13,810           676,138
   #*LogMeIn, Inc. ..................................................          1,081            43,964
    *LoJack Corp. ...................................................         18,650            61,918
    *LookSmart, Ltd. ................................................          1,871             2,526
    *LoopNet, Inc. ..................................................         18,800           332,572
    *Loral Space & Communications, Inc. .............................         10,001           605,060
    *LSI Corp. ......................................................        273,429         1,708,931
    *LTX-Credence Corp. .............................................         27,717           175,449
    *Magma Design Automation, Inc. ..................................         15,000            79,200
    *Manhattan Associates, Inc. .....................................         11,370           481,520
    *ManTech International Corp. Class A ............................         13,705           481,457
     Marchex, Inc. Class B ..........................................         15,161           134,781
    *Market Leader, Inc. ............................................          3,600             9,000
    *Marvell Technology Group, Ltd. .................................        114,938         1,607,983
     MasterCard, Inc. Class A .......................................          3,826         1,328,540
    *Mattersight Corp. ..............................................          2,980            15,049
     Maxim Integrated Products, Inc. ................................         74,070         1,937,671
     Maximus, Inc. ..................................................         22,400           903,616
    *MaxLinear, Inc. Class A ........................................          2,444            14,224
   #*Maxwell Technologies, Inc. .....................................          7,627           152,311
    *Measurement Specialties, Inc. ..................................          8,506           265,472
    *MEMC Electronic Materials, Inc. ................................        119,600           716,404
    *MEMSIC, Inc. ...................................................          9,392            26,392
    *Mentor Graphics Corp. ..........................................         62,612           711,272

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Mercury Computer Systems, Inc. .................................         16,909   $       246,871
     Mesa Laboratories, Inc. ........................................          1,028            38,283
     Methode Electronics, Inc. ......................................         21,177           196,734
     Micrel, Inc. ...................................................         31,168           343,471
    #Microchip Technology, Inc. .....................................         20,217           731,047
    *Micron Technology, Inc. ........................................        311,579         1,741,727
    *MICROS Systems, Inc. ...........................................         15,300           753,066
    *Microsemi Corp. ................................................         50,131           925,418
     Microsoft Corp. ................................................        286,979         7,642,251
    *MicroStrategy, Inc. ............................................          2,192           288,840
   #*Mindspeed Technologies, Inc. ...................................         18,760           104,306
   #*MIPS Technologies, Inc. ........................................         18,132            99,545
     MKS Instruments, Inc. ..........................................         31,071           827,731
     Mocon, Inc. ....................................................          2,500            38,925
     ModusLink Global Solutions, Inc. ...............................         22,105            92,399
    #Molex, Inc. ....................................................         29,759           734,750
     Molex, Inc. Class A ............................................         44,130           900,252
    *MoneyGram International, Inc. ..................................         48,060           123,034
    *Monolithic Power Systems, Inc. .................................         19,069           237,600
    *Monotype Imaging Holdings, Inc. ................................         19,916           270,260
    *Monster Worldwide, Inc. ........................................         68,741           634,479
    *MoSys, Inc. ....................................................         18,993            73,503
    *Motorola Mobility Holdings, Inc. ...............................         39,403         1,531,989
     Motorola Solutions, Inc. .......................................         57,855         2,713,978
     MTS Systems Corp. ..............................................          9,407           344,955
    *Multi-Fineline Electronix, Inc. ................................         14,500           332,630
    *Nanometrics, Inc. ..............................................         13,757           232,218
    *NAPCO Security Technologies, Inc. ..............................          1,244             2,588
     National Instruments Corp. .....................................         25,938           692,804
    *NCI, Inc. Class A ..............................................          4,234            57,794
    *NCR Corp. ......................................................         42,052           800,670
   #*NetApp, Inc. ...................................................         13,500           552,960
    *NETGEAR, Inc. ..................................................         21,865           775,333
    *NetList, Inc. ..................................................          4,820             7,664
    *NetLogic Microsystems, Inc. ....................................         17,121           842,353
    *NetScout Systems, Inc. .........................................         21,229           347,943
   #*NetSuite, Inc. .................................................          9,300           353,772
    *Network Engines, Inc. ..........................................            336               433
    *Network Equipment Technologies, Inc. ...........................         15,350            29,318
    *NeuStar, Inc. ..................................................         20,843           662,599
    *Newport Corp. ..................................................         22,200           307,470
    *NIC, Inc. ......................................................         13,273           183,300
    *Novatel Wireless, Inc. .........................................         14,050            55,778
   #*Novellus Systems, Inc. .........................................         57,900         2,000,445
   #*Nuance Communications, Inc. ....................................         89,292         2,364,452
    *NumereX Corp. Class A ..........................................          7,077            56,262
   #*NVIDIA Corp. ...................................................         99,238         1,468,722
   #*Oclaro, Inc. ...................................................         25,578           105,126
    *OmniVision Technologies, Inc. ..................................         33,464           545,798
    *ON Semiconductor Corp. .........................................        107,213           811,602
    *Online Resources Corp. .........................................         15,879            42,556
   #*Onvia, Inc. ....................................................            521             1,516
    *Openwave Systems, Inc. .........................................         22,822            35,374
    *Oplink Communications, Inc. ....................................         12,100           196,262
     OPNET Technologies, Inc. .......................................         11,488           502,485
    *Opnext, Inc. ...................................................         20,919            20,760
     Optical Cable Corp. ............................................          2,419             8,660
     Oracle Corp. ...................................................        213,729         7,003,899
    *ORBCOMM, Inc. ..................................................         20,652            56,793
    *OSI Systems, Inc. ..............................................         11,742           520,171
    *PAR Technology Corp. ...........................................          6,558            23,871

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
   #*Parametric Technology Corp. ....................................         55,072   $     1,147,150
     Park Electrochemical Corp. .....................................         11,941           337,930
     Paychex, Inc. ..................................................         15,800           460,412
    *PC Connection, Inc. ............................................         15,200           126,920
    *PC Mall, Inc. ..................................................          5,632            29,681
    *PC-Tel, Inc. ...................................................         10,151            73,493
    *PDF Solutions, Inc. ............................................         15,098            78,057
    #Pegasystems, Inc. ..............................................         14,639           553,208
    *Perceptron, Inc. ...............................................          3,945            22,309
    *Perficient, Inc. ...............................................         16,975           161,772
    *Performance Technologies, Inc. .................................          2,917             5,338
    *Pericom Semiconductor Corp. ....................................         14,315           121,534
    *Pervasive Software, Inc. .......................................          6,955            43,330
    *Photronics, Inc. ...............................................         34,728           217,745
    *Pixelworks, Inc. ...............................................          5,514            12,241
    *Planar Systems, Inc. ...........................................          8,928            17,231
     Plantronics, Inc. ..............................................         28,300           945,503
    *Plexus Corp. ...................................................         21,470           551,779
   #*PLX Technology, Inc. ...........................................         22,739            73,902
    *PMC-Sierra, Inc. ...............................................        132,144           837,793
    *Polycom, Inc. ..................................................         87,200         1,441,416
    #Power Integrations, Inc. .......................................         16,119           574,320
   #*Power-One, Inc. ................................................         60,057           297,282
    *Presstek, Inc. .................................................          6,500             4,940
    *PRGX Global, Inc. ..............................................         13,286            70,947
    *Progress Software Corp. ........................................         37,383           787,286
    *PROS Holdings, Inc. ............................................          9,767           154,905
     Pulse Electronics Corp. ........................................         10,709            37,803
     QAD, Inc. Class A ..............................................          5,561            64,285
     QAD, Inc. Class B ..............................................          1,390            16,291
   #*QLIK Technologies, Inc. ........................................          7,917           226,189
    *QLogic Corp. ...................................................         59,952           837,529
     QUALCOMM, Inc. .................................................         86,763         4,476,971
    *Qualstar Corp. .................................................            500               965
    *Quest Software, Inc. ...........................................         44,300           779,237
   #*QuickLogic Corp. ...............................................          7,920            24,314
    *QuinStreet, Inc. ...............................................          7,055            81,062
   #*Rackspace Hosting, Inc. ........................................          6,202           256,701
    *RadiSys Corp. ..................................................         15,929            93,344
   #*Rambus, Inc. ...................................................          4,000            70,920
    *Ramtron International Corp. ....................................         14,532            34,731
     RealNetworks, Inc. .............................................         18,000           175,680
    *Red Hat, Inc. ..................................................         14,800           734,820
    *Reis, Inc. .....................................................          6,463            63,208
    *Relm Wireless Corp. ............................................          3,066             3,065
    *RF Industries, Ltd. ............................................          2,083             6,582
   #*RF Micro Devices, Inc. .........................................        161,187         1,183,113
     Richardson Electronics, Ltd. ...................................          8,608           111,818
    *RightNow Technologies, Inc. ....................................          6,035           259,565
     Rimage Corp. ...................................................          5,808            64,469
   #*Riverbed Technology, Inc. ......................................         27,400           755,692
    *Rofin-Sinar Technologies, Inc. .................................         16,100           418,600
    *Rogers Corp. ...................................................          9,528           411,324
   #*Rosetta Stone, Inc. ............................................         12,208           121,225
   #*Rovi Corp. .....................................................         16,801           832,322
    *Rubicon Technology, Inc. .......................................         12,619           131,490
   #*Rudolph Technologies, Inc. .....................................         17,104           126,056
    *S1 Corp. .......................................................         41,070           399,611
    *Saba Software, Inc. ............................................         14,282            99,117
    *SAIC, Inc. .....................................................        103,490         1,286,381
   #*Salesforce.com, Inc. ...........................................          8,055         1,072,684

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Sandisk Corp. ..................................................         48,994   $     2,482,526
    *Sanmina-SCI Corp. ..............................................         40,518           356,964
     Sapient Corp. ..................................................         62,400           771,264
   #*ScanSource, Inc. ...............................................         16,049           557,863
    *Scientific Learning Corp. ......................................          3,010            10,475
    *SeaChange International, Inc. ..................................         17,890           150,992
     Seagate Technology .............................................         80,169         1,294,729
    *Semtech Corp. ..................................................         36,993           903,369
    *ShoreTel, Inc. .................................................         26,439           154,668
    *Sigma Designs, Inc. ............................................         17,471           145,708
    *Silicon Graphics International Corp. ...........................         16,400           237,144
    *Silicon Image, Inc. ............................................         44,730           288,061
   #*Silicon Laboratories, Inc. .....................................         25,444         1,087,731
    *Skyworks Solutions, Inc. .......................................         28,796           570,449
    *SolarWinds, Inc. ...............................................          9,134           263,607
     Solera Holdings, Inc. ..........................................          5,888           321,661
   #*Sonus Networks, Inc. ...........................................        157,214           416,617
    *Soundbite Communications, Inc. .................................            700             1,778
   #*Sourcefire, Inc. ...............................................         12,100           333,355
    *Spansion, Inc. Class A .........................................         35,670           367,044
    *Spark Networks, Inc. ...........................................          5,226            16,201
    *Spire Corp. ....................................................          2,944             3,680
    *SRS Labs, Inc. .................................................          8,071            56,739
    *SS&C Technologies Holdings, Inc. ...............................         24,547           389,315
    *Stamps.com, Inc. ...............................................          7,200           234,432
    *Standard Microsystems Corp. ....................................         14,144           350,205
    *StarTek, Inc. ..................................................          6,300            14,805
   #*STEC, Inc. .....................................................         27,460           310,847
    *Steel Excel, Inc. ..............................................          7,166           186,311
   #*Stratasys, Inc. ................................................         10,200           286,008
    *Stream Global Services, Inc. ...................................            334             1,045
   #*SuccessFactors, Inc. ...........................................         22,800           608,760
   #*SunPower Corp. Class A .........................................          1,882            18,858
    *Super Micro Computer, Inc. .....................................         22,463           359,408
    *Supertex, Inc. .................................................          6,874           126,894
    *Support.com, Inc. ..............................................         27,016            57,004
    *Sycamore Networks, Inc. ........................................         17,722           340,617
    *Symantec Corp. .................................................         77,226         1,313,614
    *Symmetricom, Inc. ..............................................         24,138           124,311
   #*Synaptics, Inc. ................................................         19,164           647,552
   #*Synchronoss Technologies, Inc. .................................         14,600           438,876
   #*SYNNEX Corp. ...................................................         21,024           606,963
    *Synopsys, Inc. .................................................         69,149         1,853,885
     Syntel, Inc. ...................................................          6,037           295,209
    *Take-Two Interactive Software, Inc. ............................         51,719           816,126
    *Taleo Corp. ....................................................         18,918           612,943
   #*Tech Data Corp. ................................................         28,563         1,404,728
    *TechTarget, Inc. ...............................................         20,950           155,240
    *Tekelec ........................................................         40,748           400,145
    *TeleCommunication Systems, Inc. Class A ........................         29,715            98,060
   #*TeleNav, Inc. ..................................................         14,920           127,864
    *TeleTech Holdings, Inc. ........................................         33,954           593,516
     Tellabs, Inc. ..................................................        230,713           998,987
     Telular Corp. ..................................................          7,575            45,374
   #*Teradata Corp. .................................................         22,000         1,312,520
   #*Teradyne, Inc. .................................................         99,383         1,423,165
     Tessco Technologies, Inc. ......................................          4,950            68,904
    *Tessera Technologies, Inc. .....................................         28,959           398,765
     Texas Instruments, Inc. ........................................         62,589         1,923,360
     TheStreet, Inc. ................................................         14,838            28,637
   #*THQ, Inc. ......................................................         26,644            56,752

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
   #*TIBCO Software, Inc. ...........................................         83,612   $     2,415,551
    *Tier Technologies, Inc. ........................................          7,405            26,066
    *TiVo, Inc. .....................................................         41,435           448,741
    *TNS, Inc. ......................................................         13,816           269,826
     Total System Services, Inc. ....................................         90,420         1,798,454
    *Transact Technologies, Inc. ....................................          5,300            40,863
   #*Travelzoo, Inc. ................................................          4,098           130,562
    *Trimble Navigation, Ltd. .......................................         26,046         1,052,519
    *Triquint Semiconductor, Inc. ...................................         85,866           456,807
    *TTM Technologies, Inc. .........................................         45,768           511,229
   #*Tyler Technologies, Inc. .......................................         18,173           573,722
   #*Ultimate Software Group, Inc. ..................................          3,200           192,576
    *Ultra Clean Holdings, Inc. .....................................          9,563            52,405
    *Ultratech, Inc. ................................................         15,142           330,096
    *Unisys Corp. ...................................................         15,133           393,307
     United Online, Inc. ............................................         50,398           297,852
   #*Universal Display Corp. ........................................         11,500           538,545
   #*USA Technologies, Inc. .........................................          8,869            12,949
    *UTStarcom Holdings Corp. .......................................         10,507            15,025
   #*ValueClick, Inc. ...............................................         44,599           784,942
    *Varian Semiconductor Equipment Associates, Inc. ................         11,100           696,747
   #*Veeco Instruments, Inc. ........................................         23,200           619,208
    *VeriFone Systems, Inc. .........................................         33,620         1,419,100
    *Verint Systems, Inc. ...........................................            444            13,231
    #VeriSign, Inc. .................................................         14,100           452,469
   #*Viasat, Inc. ...................................................         24,366         1,037,748
    *Viasystems Group, Inc. .........................................          6,642           136,759
    *Vicon Industries, Inc. .........................................            916             3,069
    *Video Display Corp. ............................................          3,247            13,410
   #*VirnetX Holding Corp. ..........................................         13,988           301,441
    *Virtusa Corp. ..................................................         21,489           350,056
     Visa, Inc. .....................................................         97,604         9,102,549
   #*Vishay Intertechnology, Inc. ...................................        131,644         1,415,173
    *Vishay Precision Group, Inc. ...................................          9,403           137,190
   #*VistaPrint N.V. ................................................         10,933           381,780
    *VMware, Inc. Class A ...........................................          3,400           332,350
    *Vocus, Inc. ....................................................          7,314           149,059
   #*Volterra Semiconductor Corp. ...................................         13,700           324,690
     Wayside Technology Group, Inc. .................................          3,335            40,020
   #*Web.com Group, Inc. ............................................         16,253           157,004
    *Websense, Inc. .................................................         12,900           230,136
    *Westell Technologies, Inc. Class A .............................         29,716            59,729
    *Western Digital Corp. ..........................................         66,987         1,784,534
     Western Union Co. (The) ........................................         29,969           523,558
    *WPCS International, Inc. .......................................            500             1,150
    *Wright Express Corp. ...........................................         22,892         1,073,177
     Xerox Corp. ....................................................        318,998         2,609,404
     Xilinx, Inc. ...................................................         19,500           652,470
    *XO Group, Inc. .................................................         17,814           164,423
    *X-Rite, Inc. ...................................................         43,911           198,039
   #*Xyratex, Ltd. ..................................................          7,919           108,015
    *Yahoo!, Inc. ...................................................        228,720         3,577,181
    *Zebra Technologies Corp. Class A ...............................         25,208           900,934
    *Zix Corp. ......................................................          6,582            16,323
    *Zygo Corp. .....................................................          9,921           152,188
                                                                                       ---------------
Total Information Technology ........................................                      343,690,070
                                                                                       ---------------
Materials -- (4.4%)
     A. Schulman, Inc. ..............................................         18,273           385,743
    *A.M. Castle & Co. ..............................................         12,113           165,827
    *AEP Industries, Inc. ...........................................          3,478            94,010

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Air Products & Chemicals, Inc. .................................         11,238   $       968,041
     Airgas, Inc. ...................................................         21,525         1,484,149
    #AK Steel Holding Corp. .........................................         64,275           535,411
     Albemarle Corp. ................................................         15,050           802,014
     Alcoa, Inc. ....................................................        182,372         1,962,323
     Allegheny Technologies, Inc. ...................................         24,390         1,131,696
    *Allied Nevada Gold Corp. .......................................          8,534           324,121
    #AMCOL International Corp. ......................................         18,761           566,395
    *American Pacific Corp. .........................................          2,438            22,478
     American Vanguard Corp. ........................................         16,114           199,330
     AptarGroup, Inc. ...............................................         31,698         1,520,553
    *Arabian American Development Co. ...............................          7,744            35,313
     Ashland, Inc. ..................................................         35,427         1,876,214
    *AuRico Gold, Inc. ..............................................         12,751           124,067
    *Balchem Corp. ..................................................         10,296           379,614
     Ball Corp. .....................................................         22,000           760,540
    #Bemis Co., Inc. ................................................         61,208         1,720,557
     Boise, Inc. ....................................................         66,654           403,257
     Buckeye Technologies, Inc. .....................................         23,362           706,467
     Cabot Corp. ....................................................         45,400         1,370,172
    *Calgon Carbon Corp. ............................................         33,440           533,368
     Carpenter Technology Corp. .....................................         23,201         1,315,961
     Celanese Corp. Class A .........................................          7,991           348,008
    *Century Aluminum Co. ...........................................         52,467           585,532
     CF Industries Holdings, Inc. ...................................         12,503         2,028,862
    *Chemtura Corp. .................................................         22,383           271,730
    *Clearwater Paper Corp. .........................................         14,312           474,157
     Cliffs Natural Resources, Inc. .................................         33,906         2,313,067
    *Coeur d'Alene Mines Corp. ......................................         51,161         1,308,187
     Commercial Metals Co. ..........................................         52,996           658,740
     Compass Minerals International, Inc. ...........................          4,300           327,101
    *Contango ORE, Inc. .............................................            780            10,920
    *Core Molding Technologies, Inc. ................................          1,000             8,690
    *Crown Holdings, Inc. ...........................................         12,300           415,617
     Cytec Industries, Inc. .........................................         28,607         1,277,875
     Deltic Timber Corp. ............................................          6,480           438,631
    #Domtar Corp. ...................................................         23,371         1,914,319
     Dow Chemical Co. (The) .........................................        227,502         6,342,756
     E.I. du Pont de Nemours & Co. ..................................         39,193         1,884,008
     Eagle Materials, Inc. ..........................................         24,907           512,586
     Eastman Chemical Co. ...........................................         20,710           813,696
    #Ecolab, Inc. ...................................................          8,652           465,824
    *Ferro Corp. ....................................................         46,525           301,017
    *Flotek Industries, Inc. ........................................          2,744            20,415
     FMC Corp. ......................................................         10,200           804,678
     Freeport-McMoRan Copper & Gold, Inc. Class B ...................         58,237         2,344,622
     Friedman Industries, Inc. ......................................          5,121            53,668
   #*General Moly, Inc. .............................................         50,372           173,280
    *Georgia Gulf Corp. .............................................         18,679           338,090
    *Globe Specialty Metals, Inc. ...................................         38,148           635,927
   #*Golden Minerals, Co. ...........................................          9,278            65,039
    *Graphic Packaging Holding Co. ..................................        209,275           924,996
     Greif, Inc. Class A ............................................         14,717           659,027
     Greif, Inc. Class B ............................................          8,566           391,894
     H.B. Fuller Co. ................................................         29,288           629,399
     Hawkins, Inc. ..................................................          6,287           240,666
     Haynes International, Inc. .....................................          7,053           412,530
    *Headwaters, Inc. ...............................................         20,666            36,372
   #*Hecla Mining Co. ...............................................        138,124           866,037
    *Horsehead Holding Corp. ........................................         22,919           198,937
     Huntsman Corp. .................................................        142,200         1,669,428

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Innophos Holdings, Inc. ........................................         12,897   $       567,339
    *Innospec, Inc. .................................................         14,076           425,095
     International Flavors & Fragrances, Inc. .......................          8,200           496,592
     International Paper Co. ........................................        135,000         3,739,500
    *Intrepid Potash, Inc. ..........................................         17,917           498,630
     Kaiser Aluminum Corp. ..........................................         11,965           555,894
    *KapStone Paper & Packaging Corp. ...............................         26,526           435,026
     KMG Chemicals, Inc. ............................................          5,853            85,103
     Koppers Holdings, Inc. .........................................          4,043           133,783
    *Kraton Performance Polymers, Inc. ..............................         17,686           348,060
     Kronos Worldwide, Inc. .........................................         31,582           700,805
    *Landec Corp. ...................................................         16,427           102,012
    #Limoneira Co. ..................................................          1,583            27,465
    *Louisiana-Pacific Corp. ........................................         60,179           400,190
    *LSB Industries, Inc. ...........................................         11,168           395,682
    #Martin Marietta Materials, Inc. ................................         22,538         1,626,567
    *Materion Corp. .................................................         11,305           298,904
     MeadWestavco Corp. .............................................         98,891         2,760,048
    *Mercer International, Inc. .....................................         25,003           172,021
    *Metals USA Holdings Corp. ......................................         21,117           229,964
     Minerals Technologies, Inc. ....................................         10,650           584,046
   #*Mines Management, Inc. .........................................          1,464             3,660
   #*Molycorp, Inc. .................................................          2,700           103,329
     Monsanto Co. ...................................................         27,983         2,035,763
     Mosaic Co. (The) ...............................................         18,795         1,100,635
     Myers Industries, Inc. .........................................         22,535           275,378
     Nalco Holding Co. ..............................................         23,466           884,903
     Neenah Paper, Inc. .............................................          8,800           145,200
    #NewMarket Corp. ................................................          6,400         1,242,496
     Newmont Mining Corp. ...........................................         52,894         3,534,906
     NL Industries, Inc. ............................................         27,804           404,270
    *Noranda Aluminum Holding Corp. .................................          5,725            53,014
    *Northern Technologies International Corp. ......................            929            13,470
     Nucor Corp. ....................................................         59,336         2,241,714
     Olin Corp. .....................................................         47,790           901,319
     Olympic Steel, Inc. ............................................          6,080           124,336
    *OM Group, Inc. .................................................         20,100           581,091
    *Omnova Solutions, Inc. .........................................         25,419           112,606
    *Owens-Illinois, Inc. ...........................................         42,871           860,850
     P.H. Glatfelter Co. ............................................         27,085           406,275
     Packaging Corp. of America .....................................         46,905         1,223,282
    *Penford Corp. ..................................................          7,531            38,483
     PolyOne Corp. ..................................................         54,972           615,137
     PPG Industries, Inc. ...........................................         12,692         1,096,716
     Praxair, Inc. ..................................................         12,336         1,254,201
     Quaker Chemical Corp. ..........................................          7,599           264,369
     Reliance Steel & Aluminum Co. ..................................         43,832         1,936,936
     Rock-Tenn Co. Class A ..........................................         27,955         1,654,656
    *Rockwood Holdings, Inc. ........................................         35,914         1,653,481
     Royal Gold, Inc. ...............................................         30,200         2,161,716
     RPM International, Inc. ........................................         64,800         1,456,056
   #*RTI International Metals, Inc. .................................         17,841           470,824
     Schnitzer Steel Industries, Inc. Class A .......................         13,234           619,351
     Schweitzer-Maudoit International, Inc. .........................          9,966           700,809
    #Scotts Miracle-Gro Co. Class A (The) ...........................         13,406           650,325
     Sealed Air Corp. ...............................................         86,900         1,546,820
    *Senomyx, Inc. ..................................................         13,087            59,677
     Sensient Technologies Corp. ....................................         29,662         1,096,308
     Sherwin-Williams Co. ...........................................          8,800           727,848
    #Sigma-Aldrich Corp. ............................................          9,500           622,060
     Silgan Holdings, Inc. ..........................................         15,753           591,368

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
    *Solutia, Inc. ..................................................         69,685   $     1,132,381
     Sonoco Products Co. ............................................         46,727         1,466,761
    #Southern Copper Corp. ..........................................         30,511           936,077
    *Spartech Corp. .................................................         16,348            66,373
     Steel Dynamics, Inc. ...........................................        114,941         1,435,613
     Stepan Co. .....................................................          5,821           449,905
   #*Stillwater Mining Co. ..........................................         44,900           510,064
    *Synalloy Corp. .................................................          4,403            44,030
     Temple-Inland, Inc. ............................................         61,002         1,940,474
    #Texas Industries, Inc. .........................................         15,645           469,350
    #Titanium Metals Corp. ..........................................         87,113         1,459,143
   #*U.S. Gold Corp. ................................................         67,400           305,996
    *United States Lime & Minerals, Inc. ............................          3,102           170,610
    #United States Steel Corp. ......................................         34,221           867,845
    *Universal Stainless & Alloy Products, Inc. .....................          3,910           147,212
     Valhi, Inc. ....................................................            365            21,568
     Valspar Corp. ..................................................         55,970         1,951,674
    *Verso Paper Corp. ..............................................          1,800             3,294
    #Vulcan Materials Co. ...........................................         30,306           948,275
     Walter Energy, Inc. ............................................          4,202           317,881
     Wausau Paper Corp. .............................................         29,116           218,370
     Westlake Chemical Corp. ........................................         44,498         1,833,763
     Worthington Industries, Inc. ...................................         43,100           744,768
    *WR Grace & Co. .................................................         19,600           819,084
     Zep, Inc. ......................................................         13,354           203,515
   #*Zoltek Cos., Inc. ..............................................         19,021           137,902
                                                                                       ---------------
Total Materials .....................................................                      121,204,241
                                                                                       ---------------
Other -- (0.0%)
  .#*Atlas Energy, Inc. Escrow Shares ...............................         26,429                --
    .Avigen, Inc. Escrow Shares .....................................            370                --
   .*Endo Pharmaceuticals Solutions .................................         22,212            24,433
   .*Gerber Scientific, Inc. Escrow Shares ..........................         12,557                --
   .*J. Crew Group, Inc. Escrow Shares ..............................          9,900                --
                                                                                       ---------------
Total Other .........................................................                           24,433
                                                                                       ---------------
Real Estate Investment Trusts -- (0.0%)
    *Transcontinental Realty Investors, Inc. ........................            860             1,548
                                                                                       ---------------
Telecommunication Services -- (2.8%)
   #*AboveNet, Inc. .................................................         14,888           883,603
    #Alaska Communications Systems Group, Inc. ......................         16,704           118,097
   #*American Tower Corp. ...........................................         15,155           835,040
     AT&T, Inc. .....................................................      1,141,948        33,470,496
     Atlantic Tele-Network, Inc. ....................................          8,892           337,451
    *Cbeyond, Inc. ..................................................         15,533           127,992
    #CenturyLink, Inc. ..............................................        125,898         4,439,163
    *Cincinnati Bell, Inc. ..........................................         76,751           247,138
    *Cogent Communications Group, Inc. ..............................         20,327           326,248
     Consolidated Communications Holdings, Inc. .....................         16,727           315,806
   #*Crown Castle International Corp. ...............................         13,970           577,799
    #Frontier Communications Corp. ..................................        393,716         2,464,662
    *General Communications, Inc. Class A ...........................         30,061           284,076
     HickoryTech Corp. ..............................................          7,368            82,227
     IDT Corp. Class B ..............................................         12,396           142,554
   #*Iridium Communications, Inc. ...................................         40,321           256,442
   #*Leap Wireless International, Inc. ..............................         42,008           291,956
   #*Level 3 Communications, Inc. ...................................         24,650           657,908
    *MetroPCS Communications, Inc. ..................................        102,502           871,267
    *Neutral Tandem, Inc. ...........................................         16,694           175,955
    *NII Holdings, Inc. .............................................         48,902         1,150,664

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Telecommunication Services -- (Continued)
     NTELOS Holdings Corp. ..........................................         18,725   $       356,150
    *PAETEC Holding Corp. ...........................................         74,776           409,772
   #*Pendrell Corp. .................................................         12,543            31,107
    *Premiere Global Services, Inc. .................................         32,566           295,048
    *Primus Telecommunications Group, Inc. ..........................            629             7,391
    *SBA Communications Corp. .......................................         17,010           647,911
    *Shenandoah Telecommunications Co. ..............................         13,126           177,989
    *Sprint Nextel Corp. ............................................        741,970         1,906,863
     SureWest Communications ........................................          7,920            90,842
     Telephone & Data Systems, Inc. .................................         28,421           658,799
     Telephone & Data Systems, Inc. Special Shares ..................         26,832           561,325
   #*tw telecom, Inc. ...............................................         39,457           729,954
    *United States Cellular Corp. ...................................         16,596           661,683
     USA Mobility, Inc. .............................................         12,649           165,322
     Verizon Communications, Inc. ...................................        581,853        21,516,924
    *Warwick Valley Telephone Co. ...................................          2,437            29,366
    #Windstream Corp. ...............................................        145,724         1,773,461
                                                                                       ---------------
Total Telecommunication Services ....................................                       78,076,451
                                                                                       ---------------
Utilities -- (2.3%)
    *AES Corp. ......................................................        301,871         3,386,993
    #AGL Resources, Inc. ............................................         17,948           752,739
     ALLETE, Inc. ...................................................         12,972           512,524
     Alliant Energy Corp. ...........................................         11,246           458,612
     Ameren Corp. ...................................................         20,941           667,599
     American Electric Power Co., Inc. ..............................         24,100           946,648
     American States Water Co. ......................................          7,063           246,781
     American Water Works Co., Inc. .................................          8,332           254,376
     Aqua America, Inc. .............................................         32,708           725,791
     Artesian Resources Corp. .......................................          2,277            41,441
     Atmos Energy Corp. .............................................         20,523           704,349
     Avista Corp. ...................................................         22,063           561,503
    #Black Hills Corp. ..............................................         15,000           505,650
   #*Cadiz, Inc. ....................................................          2,488            23,910
     California Water Service Group .................................         20,442           379,608
    *Calpine Corp. ..................................................        132,911         2,016,260
     CenterPoint Energy, Inc. .......................................         36,646           763,703
     Central Vermont Public Service Corp. ...........................          6,462           228,561
     CH Energy Group, Inc. ..........................................          8,000           441,680
     Chesapeake Utilities Corp. .....................................          3,995           169,348
     Cleco Corp. ....................................................         21,400           789,018
     CMS Energy Corp. ...............................................         35,800           745,356
     Connecticut Water Services, Inc. ...............................          4,027           107,682
     Consolidated Edison, Inc. ......................................         16,132           933,559
     Consolidated Water Co., Ltd. ...................................          7,047            65,396
     Constellation Energy Group, Inc. ...............................          5,733           227,600
     Delta Natural Gas Co., Inc. ....................................            963            31,057
     Dominion Resources, Inc. .......................................         28,461         1,468,303
     DPL, Inc. ......................................................         16,145           490,001
    #DTE Energy Co. .................................................         15,286           796,553
     Duke Energy Corp. ..............................................         66,594         1,359,849
   #*Dynegy, Inc. ...................................................         69,805           256,184
     Edison International, Inc. .....................................         17,126           695,316
    #El Paso Electric Co. ...........................................         15,830           507,035
     Empire District Electric Co. ...................................         14,350           286,570
     Entergy Corp. ..................................................          9,042           625,435
     Exelon Corp. ...................................................         33,101         1,469,353
     FirstEnergy Corp. ..............................................         22,459         1,009,757
     Gas Natural, Inc. ..............................................          1,956            21,516
    *Genie Energy, Ltd. Class B .....................................         12,396           102,887
    *GenOn Energy, Inc. .............................................        466,091         1,421,578

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
    #Great Plains Energy, Inc. ......................................         31,014   $       643,230
     Hawaiian Electric Industries, Inc. .............................         21,250           538,262
     IDACORP, Inc. ..................................................         17,291           698,211
     Integrys Energy Group, Inc. ....................................         16,841           891,057
     ITC Holdings Corp. .............................................         11,718           851,664
     Laclede Group, Inc. ............................................          8,823           353,979
     MDU Resources Group, Inc. ......................................         22,008           453,585
    #MGE Energy, Inc. ...............................................          8,580           374,431
     Middlesex Water Co. ............................................          7,847           148,701
     National Fuel Gas Co. ..........................................          6,964           426,824
     New Jersey Resources Corp. .....................................         14,435           678,734
     NextEra Energy, Inc. ...........................................         19,200         1,082,880
     Nicor, Inc. ....................................................         10,400           585,000
     NiSource, Inc. .................................................         23,975           529,608
     Northeast Utilities, Inc. ......................................         15,800           546,206
     Northwest Natural Gas Co. ......................................          9,936           464,210
     NorthWestern Corp. .............................................         13,780           474,721
    *NRG Energy, Inc. ...............................................         99,574         2,132,875
    #NSTAR ..........................................................         10,200           459,918
    #NV Energy, Inc. ................................................         60,235           966,169
     OGE Energy Corp. ...............................................         12,600           651,924
     Oneok, Inc. ....................................................          9,390           714,110
    #Ormat Technologies, Inc. .......................................         19,771           375,451
     Otter Tail Corp. ...............................................         13,439           260,851
     Pennichuck Corp. ...............................................          2,277            64,781
    #Pepco Holdings, Inc. ...........................................         19,300           382,140
     PG&E Corp. .....................................................         19,148           821,449
    #Piedmont Natural Gas Co. .......................................         18,391           601,202
     Pinnacle West Capital Corp. ....................................         10,000           455,800
     PNM Resources, Inc. ............................................         31,523           566,784
     Portland General Electric Co. ..................................         27,994           686,973
     PPL Corp. ......................................................         28,917           849,292
     Progress Energy, Inc. ..........................................         13,655           711,426
     Public Service Enterprise Group, Inc. ..........................         93,019         3,134,740
     Questar Corp. ..................................................         96,766         1,864,681
     RGC Resources, Inc. ............................................            578            10,381
    #SCANA Corp. ....................................................         11,266           476,326
     Sempra Energy ..................................................         11,580           622,193
     SJW Corp. ......................................................         10,729           249,771
     South Jersey Industries, Inc. ..................................         10,873           612,259
     Southern Co. ...................................................         42,488         1,835,482
     Southwest Gas Corp. ............................................         16,387           646,959
   #*Synthesis Energy Systems, Inc. .................................         22,558            34,739
    #TECO Energy, Inc. ..............................................         41,570           771,955
     UGI Corp. ......................................................         25,722           737,450
     UIL Holdings Corp. .............................................         18,646           635,456
     UniSource Energy Corp. .........................................         13,723           511,593
     Unitil Corp. ...................................................          5,306           141,511
    #Vectren Corp. ..................................................         18,943           537,602
     Westar Energy, Inc. ............................................         28,228           769,495
     WGL Holdings, Inc. .............................................         17,206           736,589
     Wisconsin Energy Corp. .........................................         19,070           618,440
     Xcel Energy, Inc. ..............................................         28,101           726,411
     York Water Co. .................................................          4,714            80,138
                                                                                       ---------------
Total Utilities .....................................................                       63,394,700
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    2,428,912,913
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
    *Celgene Corp. Contingent Value Rights ..........................          9,733            15,767
   .*Emergent Biosolutions, Inc. Contingent Value Rights ............          3,700                --
  .#*Magnum Hunter Resources Corp. Warrants 10/13/14 ................            580                --

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
    *Zion Oil & Gas, Inc. Warrants 08/15/12 .........................          1,618   $           485
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           16,252
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................      1,155,814         1,155,814
                                                                                       ---------------


                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (12.1%)
 (S)@DFA Short Term Investment Fund .................................    320,099,588       320,099,588
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/11 (Collateralized by $15,891,495 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
       10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
       maturities ranging from 06/01/26 to 06/01/41, valued at
       $15,948,614) to be repurchased at $15,428,687 ................   $     15,429        15,428,636
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      335,528,224
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,359,010,070) ............................................                  $ 2,765,613,203
                                                                                       ===============

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (98.6%)
AUSTRALIA -- (5.9%)
     Alumina, Ltd. ..................................................      1,178,262   $     1,794,854
     Alumina, Ltd. Sponsored ADR ....................................         39,590           243,874
     Amcor, Ltd. ....................................................        678,771         4,966,034
     Asciano Group, Ltd. ............................................      1,838,315         2,938,752
     Bank of Queensland, Ltd. .......................................        122,213         1,074,622
     Bendigo Bank, Ltd. .............................................        206,741         2,041,427
     Boral, Ltd. ....................................................        541,009         2,208,454
     Caltex Australia, Ltd. .........................................        135,893         1,887,271
     Crown, Ltd. ....................................................        270,478         2,279,167
     CSR, Ltd. ......................................................              1                 3
    *Downer EDI, Ltd. ...............................................         47,685           151,431
    *Echo Entertainment Group, Ltd. .................................        503,797         1,955,501
    #Fairfax Media, Ltd. ............................................      1,531,902         1,485,408
     Harvey Norman Holdings, Ltd. ...................................        413,690           936,929
     Incitec Pivot, Ltd. ............................................        982,903         3,560,198
     Insurance Australia Group, Ltd. ................................            751             2,476
     Lend Lease Group NL ............................................         30,012           244,186
     Macquarie Group, Ltd. ..........................................        229,757         5,915,365
     National Australia Bank, Ltd. ..................................         61,629         1,646,069
     New Hope Corp., Ltd. ...........................................         95,204           589,338
     OneSteel, Ltd. .................................................        966,365         1,228,997
     Origin Energy, Ltd. ............................................        793,593        11,958,947
     OZ Minerals, Ltd. ..............................................        166,720         2,002,098
     Primary Health Care, Ltd. ......................................         97,680           339,978
    *Qantas Airways, Ltd. ...........................................        876,752         1,466,286
     Santos, Ltd. ...................................................        673,830         9,100,465
     Seven Group Holdings, Ltd. .....................................         11,973            96,189
     Sims Metal Management, Ltd. ....................................         65,424           955,649
    #Sims Metal Management, Ltd. Sponsored ADR ......................          7,228           103,650
     Sonic Healthcare, Ltd. .........................................        151,578         1,751,533
     Suncorp Group, Ltd. ............................................        977,911         8,776,639
     TABCORP Holdings, Ltd. .........................................        539,918         1,660,134
     Tatts Group, Ltd. ..............................................        956,078         2,326,044
     Toll Holdings, Ltd. ............................................        433,114         2,187,698
    *Treasury Wine Estates, Ltd. ....................................         17,922            69,976
     Wesfarmers, Ltd. ...............................................        886,873        30,090,207
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                      110,035,849
                                                                                       ---------------
AUSTRIA -- (0.2%)
     Erste Group Bank AG ............................................         73,140         1,559,233
     OMV AG .........................................................         23,404           815,543
    #Raiffeisen Bank International AG ...............................         22,200           616,108
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                        2,990,884
                                                                                       ---------------
BELGIUM -- (1.0%)
     Ageas SA .......................................................      1,130,207         2,265,690
     Delhaize Group SA ..............................................         58,512         3,822,017
     Delhaize Group SA Sponsored ADR ................................         10,600           692,498
    *D'ieteren SA ...................................................          3,002           170,839
     KBC Groep NV ...................................................         58,998         1,308,335
     Solvay SA ......................................................         59,233         6,034,051
     UCB SA .........................................................         99,152         4,356,205
                                                                                       ---------------
TOTAL BELGIUM .......................................................                       18,649,635
                                                                                       ---------------
CANADA -- (13.0%)
     Astral Media, Inc. Class A .....................................         22,250           763,878
     Bell Aliant, Inc. ..............................................         41,747         1,175,240
    *Canadian National Resources, Ltd. ..............................        431,001        15,203,406

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Canadian Pacific Railway, Ltd. .................................         72,373   $     4,473,439
     Canadian Tire Corp. Class A ....................................         62,053         3,709,173
     Canadian Utilities, Ltd. Class A ...............................         17,222         1,041,009
    *CGI Group, Inc. Class A ........................................         16,661           340,993
     Empire Co., Ltd. Class A .......................................         19,858         1,213,893
     Encana Corp. ...................................................        577,997        12,537,041
     Enerplus Corp. .................................................         41,248         1,147,123
     Ensign Energy Services, Inc. ...................................         49,894           750,350
     Fairfax Financial Holdings, Ltd. ...............................         13,300         5,559,780
     Genworth MI Canada, Inc. .......................................         10,896           240,494
     George Weston, Ltd. ............................................         34,700         2,405,240
     Goldcorp, Inc. .................................................        343,891        16,733,096
     Groupe Aeroplan, Inc. ..........................................         28,840           332,163
     HudBay Minerals, Inc. ..........................................         41,615           455,918
     Husky Energy, Inc. .............................................        212,037         5,443,719
     Industrial Alliance Insurance & Financial Services, Inc. .......         43,200         1,405,544
     Inmet Mining Corp. .............................................         39,700         2,369,852
     Kinross Gold Corp. .............................................        754,797        10,760,637
     Loblaw Cos., Ltd. ..............................................         74,387         2,847,117
    *Lundin Mining Corp. ............................................        269,656         1,057,793
     Magna International, Inc. ......................................        153,338         5,850,458
     Manitoba Telecom Services, Inc. ................................          8,700           278,697
     Manulife Financial Corp. .......................................      1,115,709        14,730,605
     Metro, Inc. Class A ............................................         17,000           832,987
     Nexen, Inc. ....................................................        370,941         6,300,508
     Pengrowth Energy Corp. .........................................        130,033         1,356,753
     Penn West Petroleum, Ltd. ......................................        109,202         1,951,229
     PetroBakken Energy, Ltd. Class A ...............................         18,000           163,973
    *Precision Drilling Corp. .......................................         79,600           923,176
     Progress Energy Resources Corp. ................................         28,997           410,482
     Progressive Waste Solutions, Ltd. ..............................         25,700           541,460
    *Quadra FNX Mining, Ltd. ........................................         81,185           936,672
    *Research In Motion, Ltd. .......................................         31,500           637,111
    *Sears Canada, Inc. .............................................         14,197           215,359
     Sun Life Financial, Inc. .......................................        494,520        12,482,692
     Suncor Energy, Inc. ............................................        975,599        31,076,266
     Talisman Energy, Inc. ..........................................        343,633         4,874,814
     Teck Resources, Ltd. Class A ...................................          1,020            43,276
     Teck Resources, Ltd. Class B ...................................        362,968        14,551,494
     Telus Corp. ....................................................          4,900           263,644
    #Telus Corp. Non-Voting .........................................         98,002         5,007,516
     Thomson Reuters Corp. ..........................................        335,015         9,911,806
     TransAlta Corp. ................................................        141,867         3,121,287
     TransCanada Corp. ..............................................        527,484        22,422,370
   #*Uranium One, Inc. ..............................................         54,122           162,895
     Viterra, Inc. ..................................................        208,884         2,150,138
     Yamana Gold, Inc. ..............................................        500,904         7,477,754
                                                                                       ---------------
TOTAL CANADA ........................................................                      240,642,320
                                                                                       ---------------
DENMARK -- (1.1%)
    *A.P. Moller - Maersk A.S. Series A .............................             71           457,114
     A.P. Moller - Maersk A.S. Series B .............................            994         6,722,210
     Carlsberg A.S. Series B ........................................         74,689         5,056,469
    *Danske Bank A.S. ...............................................        409,729         5,602,025
    *H. Lundbeck A.S. ...............................................         13,845           279,175
     Rockwool International A.S. Series B ...........................          2,479           241,914
    *TDC A.S. .......................................................        149,675         1,228,985
    *Vestas Wind Systems A.S. .......................................         52,048           806,855
                                                                                       ---------------
TOTAL DENMARK .......................................................                       20,394,747
                                                                                       ---------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FINLAND -- (0.6%)
    *Kesko Oyj Series A .............................................             71   $         2,543
     Kesko Oyj Series B .............................................         41,603         1,476,666
     Stora Enso Oyj Series R ........................................        526,010         3,329,452
     UPM-Kymmene Oyj ................................................        470,250         5,498,703
                                                                                       ---------------
TOTAL FINLAND .......................................................                       10,307,364
                                                                                       ---------------
FRANCE -- (9.7%)
   #*Air France-KLM .................................................        157,437         1,195,619
    *Arkema SA ......................................................         11,800           801,917
     AXA SA .........................................................        948,963        15,263,070
     AXA SA Sponsored ADR ...........................................        403,078         6,509,710
     BNP Paribas SA .................................................         43,107         1,924,938
    *Bollore SA .....................................................            244            56,104
   #*Bouygues SA ....................................................         17,878           667,721
     Capgemini SA ...................................................         80,243         3,070,527
     Casino Guichard Perrachon SA ...................................         36,999         3,464,494
     CIC SA .........................................................          3,819           600,185
     Cie de Saint-Gobain SA .........................................        282,075        13,036,802
    *Cie Generale de Geophysique - Veritas SA .......................         47,820         1,044,838
    *Cie Generale de Geophysique - Veritas SA Sponsored ADR .........         28,903           631,242
     Cie Generale des Establissements Michelin SA Series B ..........         78,660         5,695,787
     Ciments Francais SA ............................................         10,236           904,035
     CNP Assurances SA ..............................................        102,520         1,565,630
     Credit Agricole SA .............................................        725,973         5,619,278
     France Telecom SA ..............................................        647,924        11,648,914
     GDF Suez SA ....................................................        917,391        25,845,396
     Groupe Eurotunnel SA ...........................................        208,589         1,878,956
     Lafarge SA .....................................................        130,242         5,273,543
     Lagardere SCA ..................................................         86,944         2,329,076
     Natixis SA .....................................................        497,028         1,575,206
     Peugeot SA .....................................................         98,768         2,149,024
     PPR SA .........................................................         61,307         9,513,346
     Renault SA .....................................................        124,793         5,214,121
     Rexel SA .......................................................         38,679           693,419
    *Sanofi SA ......................................................         72,162         5,162,400
     Sanofi SA ADR ..................................................        212,510         7,597,232
     SCOR SE ........................................................        116,206         2,707,207
     Societe Generale SA ............................................        351,149        10,054,011
     STMicroelectronics NV ..........................................        551,076         3,818,872
    *Vallourec SA ...................................................          7,131           432,398
     Vivendi SA .....................................................        949,725        21,222,959
                                                                                       ---------------
TOTAL FRANCE ........................................................                      179,167,977
                                                                                       ---------------
GERMANY -- (8.4%)
     Allianz SE .....................................................        169,942        18,908,110
     Allianz SE Sponsored ADR .......................................        716,588         8,025,786
     Bayerische Motoren Werke AG ....................................        188,535        15,315,477
     Celesio AG .....................................................         19,845           312,992
    *Commerzbank AG .................................................        784,421         1,915,350
     Daimler AG .....................................................        468,831        23,811,505
    #Deutsche Bank AG ...............................................        239,182         9,904,527
     Deutsche Bank AG (5750355) .....................................        114,327         4,727,257
     Deutsche Lufthansa AG ..........................................        141,492         1,922,391
     Deutsche Post AG ...............................................        259,066         3,929,647
     Deutsche Telekom AG ............................................        920,799        11,697,955
     Deutsche Telekom AG Sponsored ADR ..............................        681,300         8,652,510
     E.ON AG ........................................................        836,863        20,180,938
     Fraport AG .....................................................         11,751           739,865
     Hannover Rueckversicherung AG ..................................          2,994           147,408
     Heidelberger Zement AG .........................................         49,440         2,238,249
     Merck KGaA .....................................................         27,721         2,586,777

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     Munchener Rueckversicherungs-Gesellschaft AG ...................         86,591   $    11,596,215
     RWE AG .........................................................         57,843         2,465,670
     Salzgitter AG ..................................................         12,792           723,012
     Suedzucker AG ..................................................         22,645           661,464
     ThyssenKrupp AG ................................................         85,214         2,441,261
     Volkswagen AG ..................................................         14,924         2,333,887
                                                                                       ---------------
TOTAL GERMANY .......................................................                      155,238,253
                                                                                       ---------------
GREECE -- (0.1%)
     Hellenic Petroleum S.A. ........................................         47,049           412,269
    *National Bank of Greece S.A. ...................................        258,838           597,067
                                                                                       ---------------
TOTAL GREECE ........................................................                        1,009,336
                                                                                       ---------------
HONG KONG -- (1.4%)
     Henderson Land Development Co., Ltd. ...........................        925,641         5,059,580
     Hong Kong & Shanghai Hotels, Ltd. ..............................        400,712           533,765
     Hopewell Holdings, Ltd. ........................................        321,331           834,494
     Hutchison Whampoa, Ltd. ........................................      1,251,000        11,434,283
     Hysan Development Co., Ltd. ....................................        286,165           993,138
    *Kowloon Development Co., Ltd. ..................................         33,000            31,754
     New World Development Co., Ltd. ................................      2,164,209         2,274,420
     Orient Overseas International, Ltd. ............................        138,548           626,175
     Pacific Basin Shipping, Ltd. ...................................         71,000            32,374
    #Shun Tak Holdings, Ltd. ........................................        484,000           226,683
     Sino Land Co., Ltd. ............................................         14,000            22,130
     Sun Hung Kai & Co., Ltd. .......................................         35,677            20,818
     Tsim Sha Tsui Properties, Ltd. .................................        249,333           650,676
     Wharf Holdings, Ltd. ...........................................        136,000           723,418
     Wheelock & Co., Ltd. ...........................................        924,000         2,714,791
                                                                                       ---------------
TOTAL HONG KONG .....................................................                       26,178,499
                                                                                       ---------------
IRELAND -- (0.3%)
     CRH P.L.C. .....................................................        153,521         2,771,213
    #CRH P.L.C. Sponsored ADR .......................................        122,393         2,253,255
                                                                                       ---------------
TOTAL IRELAND .......................................................                        5,024,468
                                                                                       ---------------
ISRAEL -- (0.5%)
     Bank Hapoalim B.M. .............................................        602,573         2,335,608
     Bank Leumi Le-Israel B.M. ......................................        612,405         2,122,170
     Bezeq The Israeli Telecommunication Corp., Ltd. ................        208,413           440,422
     Elbit Systems, Ltd. ............................................         15,316           677,972
    *Israel Discount Bank, Ltd. Series A ............................        501,254           828,542
    *NICE Systems, Ltd. .............................................          5,684           202,428
    *NICE Systems, Ltd. Sponsored ADR ...............................         38,456         1,375,187
     Partner Communications Co., Ltd. ...............................         25,255           299,866
    *Strauss Group, Ltd. ............................................          5,439            71,431
                                                                                       ---------------
TOTAL ISRAEL ........................................................                        8,353,626
                                                                                       ---------------
ITALY -- (1.5%)
     Banca Monte Dei Paschi di Siena SpA ............................      2,655,014         1,232,852
     Banco Popolare Scarl ...........................................        468,486           695,284
     Finmeccanica SpA ...............................................        387,490         2,655,920
     Intesa Sanpaolo SpA ............................................        213,945           377,613
     Telecom Italia SpA .............................................      8,344,059        10,382,316
     Telecom Italia SpA Sponsored ADR ...............................        206,300         2,564,309
     UniCredit SpA ..................................................      7,058,299         8,190,351
     Unione di Banche Italiane ScpA .................................        545,977         2,068,695
                                                                                       ---------------
TOTAL ITALY .........................................................                       28,167,340
                                                                                       ---------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (19.4%)
     77 Bank, Ltd. (The) ............................................        298,000   $     1,173,798
     AEON Co., Ltd. .................................................        407,000         5,323,044
     Ajinomoto Co., Inc. ............................................        214,000         2,395,602
     Alfresa Holdings Corp. .........................................         20,600           771,811
     Amada Co., Ltd. ................................................        234,000         1,552,399
     Aozora Bank, Ltd. ..............................................        254,000           642,118
     Asahi Kasei Corp. ..............................................         80,000           474,427
     Asatsu-DK, Inc. ................................................          6,000           140,816
     Autobacs Seven Co., Ltd. .......................................          7,400           338,853
     Bank of Kyoto, Ltd. (The) ......................................        176,000         1,495,021
     Bank of Yokohama, Ltd. (The) ...................................        449,000         2,055,709
     Bridgestone Corp. ..............................................         77,800         1,824,184
     Canon Marketing Japan, Inc. ....................................         39,500           468,254
     Casio Computer Co., Ltd. .......................................         87,000           532,967
     Chiba Bank, Ltd. (The) .........................................        373,000         2,282,144
     Chugoku Bank, Ltd. (The) .......................................         78,400         1,026,941
     Citizen Holdings Co., Ltd. .....................................        144,000           763,781
     Coca-Cola West Co., Ltd. .......................................         34,500           616,132
     COMSYS Holdings Corp. ..........................................         46,000           450,257
     Cosmo Oil Co., Ltd. ............................................        342,000           855,576
     Dai Nippon Printing Co., Ltd. ..................................        429,000         4,493,530
     Daicel Chemical Industries, Ltd. ...............................        197,000         1,118,281
     Daido Steel Co., Ltd. ..........................................         12,000            72,717
     Dainippon Sumitomo Pharma Co., Ltd. ............................         86,500           947,920
     Daiwa House Industry Co., Ltd. .................................         93,200         1,167,879
     Daiwa Securities Group, Inc. ...................................        796,098         2,785,525
    *Elpida Memory, Inc. ............................................        107,200           666,359
     Fuji Electric Holdings Co., Ltd. ...............................        175,000           510,663
     Fuji Heavy Industries, Ltd. ....................................        242,000         1,533,855
     Fuji Television Network, Inc. ..................................            240           343,365
     FUJIFILM Holdings Corp. ........................................        363,000         8,884,134
     Fujikura, Ltd. .................................................        167,000           533,026
     Fujitsu, Ltd. ..................................................         14,000            74,867
     Fukuoka Financial Group, Inc. ..................................        416,000         1,610,762
     Glory, Ltd. ....................................................         29,700           635,700
     Gunma Bank, Ltd. (The) .........................................        184,000           941,691
     H2O Retailing Corp. ............................................         68,000           490,583
     Hachijuni Bank, Ltd. (The) .....................................        364,000         2,023,760
     Hakuhodo DY Holdings, Inc. .....................................         13,520           734,596
     Hankyu Hanshin Holdings, Inc. ..................................        118,000           498,269
     Higo Bank, Ltd. (The) ..........................................        164,000           895,434
     Hitachi Capital Corp. ..........................................         23,600           288,389
     Hitachi High-Technologies Corp. ................................         31,100           649,909
     Hitachi Transport System, Ltd. .................................         17,600           306,245
     Hokkoku Bank, Ltd. (The) .......................................        108,000           363,750
     Hokuhoku Financial Group, Inc. .................................        624,000         1,166,192
     House Foods Corp. ..............................................         37,000           670,715
     Idemitsu Kosan Co., Ltd. .......................................         18,800         1,758,525
     Inpex Corp. ....................................................          1,236         8,160,173
     Isetan Mitsukoshi Holdings, Ltd. ...............................        200,355         2,040,809
     Iyo Bank, Ltd. (The) ...........................................        117,000         1,097,664
     J. Front Retailing Co., Ltd. ...................................        230,000         1,007,152
     JFE Holdings, Inc. .............................................        196,500         3,739,899
     Joyo Bank, Ltd. (The) ..........................................        366,000         1,533,473
     JS Group Corp. .................................................         67,240         1,409,965
     JTEKT Corp. ....................................................         60,000           656,111
     JX Holdings, Inc. ..............................................      1,535,986         8,946,943
     Kagoshima Bank, Ltd. (The) .....................................        145,000           949,474
    #Kajima Corp. ...................................................        264,000           847,505
     Kamigumi Co., Ltd. .............................................        126,000         1,100,221
     Kaneka Corp. ...................................................        180,000           965,472

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Kawasaki Kisen Kaisha, Ltd. ....................................        327,000   $       666,959
     Keiyo Bank, Ltd. (The) .........................................        108,000           524,664
     Kewpie Corp. ...................................................         33,100           451,322
     Kinden Corp. ...................................................        109,000           895,089
     Kobe Steel, Ltd. ...............................................      1,073,000         1,794,551
     Konica Minolta Holdings, Inc. ..................................        154,000         1,120,205
     Kyocera Corp. ..................................................         50,500         4,439,261
     Kyocera Corp. Sponsored ADR ....................................          1,779           158,260
     Kyowa Hakko Kirin Co., Ltd. ....................................        139,000         1,566,532
     Marui Group Co., Ltd. ..........................................        108,800           845,839
    *Mazda Motor Corp. ..............................................        901,000         1,893,854
     Medipal Holdings Corp. .........................................         80,200           748,129
     Meiji Holdings Co., Ltd. .......................................         39,500         1,731,776
     Mitsubishi Chemical Holdings Corp. .............................        357,000         2,164,090
     Mitsubishi Corp. ...............................................        242,600         4,989,546
     Mitsubishi Gas Chemical Co., Inc. ..............................        235,000         1,533,772
     Mitsubishi Heavy Industries, Ltd. ..............................      2,049,000         8,348,712
     Mitsubishi Logistics Corp. .....................................         69,000           758,813
     Mitsubishi Materials Corp. .....................................        523,000         1,390,204
     Mitsubishi Tanabe Pharma Corp. .................................         30,800           532,756
     Mitsubishi UFJ Financial Group, Inc. ...........................      5,515,634        23,970,600
     Mitsubishi UFJ Financial Group, Inc. ADR .......................      1,691,580         7,324,541
     Mitsui & Co., Ltd. .............................................        448,300         6,542,725
     Mitsui & Co., Ltd. Sponsored ADR ...............................          5,227         1,541,965
     Mitsui Chemicals, Inc. .........................................        456,000         1,495,538
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................        301,000           478,084
     Mitsui O.S.K. Lines, Ltd. ......................................        556,000         2,142,274
     Mizuho Financial Group, Inc. ...................................        409,960           573,817
     MS&AD Insurance Group Holdings, Inc. ...........................        301,591         5,907,069
     Nagase & Co., Ltd. .............................................         96,000         1,080,792
     Namco Bandai Holdings, Inc. ....................................         64,600           936,674
     Nanto Bank, Ltd. (The) .........................................         58,000           309,184
    *NEC Corp. ......................................................      1,421,000         3,161,946
     Nippon Express Co., Ltd. .......................................        574,000         2,219,051
     Nippon Meat Packers, Inc. ......................................         97,397         1,214,001
    #Nippon Paper Group, Inc. .......................................         51,200         1,173,433
     Nippon Sheet Glass Co., Ltd. ...................................        343,000           739,625
     Nippon Shokubai Co., Ltd. ......................................         44,000           448,766
     Nippon Steel Corp. .............................................      2,739,000         7,141,170
     Nippon Television Network Corp. ................................          2,660           376,488
     Nippon Yusen K.K. ..............................................        727,000         1,833,530
     Nishi-Nippon Bank, Ltd. ........................................        319,000           869,943
     Nissan Motor Co., Ltd. .........................................        212,300         1,952,045
     Nisshin Seifun Group, Inc. .....................................        104,500         1,284,362
     Nisshin Steel Co., Ltd. ........................................        363,000           574,569
     Nisshinbo Holdings, Inc. .......................................         80,000           726,294
     NKSJ Holdings, Inc. ............................................         22,000           439,996
     NOK Corp. ......................................................         59,200         1,001,888
     Nomura Holdings, Inc. ..........................................      1,566,900         5,970,164
    #Nomura Real Estate Holdings, Inc. ..............................         23,800           383,671
     NTN Corp. ......................................................         96,000           424,029
     Obayashi Corp. .................................................        315,000         1,446,194
     OJI Paper Co., Ltd. ............................................        409,000         2,023,020
     Onward Holdings Co., Ltd. ......................................         84,000           618,409
     Panasonic Corp. ................................................        944,400         9,547,026
     Panasonic Corp. Sponsored ADR ..................................        174,545         1,752,432
     Rengo Co., Ltd. ................................................         93,000           613,782
     Ricoh Co., Ltd. ................................................        455,000         3,729,176
     Rohm Co., Ltd. .................................................         55,900         2,848,187
     San-in Godo Bank, Ltd. (The) ...................................        133,000           966,833
     Sankyo Co., Ltd. ...............................................         28,800         1,504,997

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Sapporo Hokuyo Holdings, Inc. ..................................        152,800   $       506,018
     SBI Holdings, Inc. .............................................         10,004           833,015
     Seiko Epson Corp. ..............................................         70,300           923,999
     Seino Holdings Co., Ltd. .......................................         46,000           345,110
     Sekisui Chemical Co., Ltd. .....................................        174,000         1,365,422
     Sekisui House, Ltd. ............................................        307,000         2,748,156
     Seven & I Holdings Co., Ltd. ...................................        124,900         3,333,049
     Sharp Corp. ....................................................        683,454         6,300,112
     Shiga Bank, Ltd. ...............................................        195,000         1,255,610
     Shimizu Corp. ..................................................        284,000         1,222,065
     Shinsei Bank, Ltd. .............................................        496,000           545,145
     Shizuoka Bank, Ltd. ............................................        196,000         1,901,630
     Showa Denko K.K. ...............................................        690,000         1,251,855
     Showa Shell Sekiyu K.K. ........................................         81,600           590,613
     SKY Perfect JSAT Holdings, Inc. ................................            643           312,502
     Sojitz Corp. ...................................................        587,300           996,685
     Sony Corp. .....................................................          4,900           102,231
     Sony Corp. Sponsored ADR .......................................        678,816        14,234,772
     Sumitomo Bakelite Co., Ltd. ....................................         52,000           304,469
     Sumitomo Chemical Co., Ltd. ....................................        200,000           738,197
     Sumitomo Corp. .................................................        754,200         9,337,864
     Sumitomo Electric Industries, Ltd. .............................        539,600         5,982,796
     Sumitomo Forestry Co., Ltd. ....................................         42,900           371,218
     Sumitomo Mitsui Financial Group, Inc. ..........................        588,727        16,455,818
     Suzuken Co., Ltd. ..............................................         36,500           873,259
     Suzuki Motor Corp. .............................................        134,500         2,852,630
    #Taiheiyo Cement Corp. ..........................................        514,000           998,527
     Taisei Corp. ...................................................        546,000         1,458,935
     Takashimaya Co., Ltd. ..........................................        181,000         1,284,988
     TDK Corp. ......................................................         40,200         1,639,285
     Teijin, Ltd. ...................................................        106,000           370,022
     Tokai Rika Co., Ltd. ...........................................         16,400           264,175
    #Tokuyama Corp. .................................................        152,000           547,828
     Tokyo Broadcasting System, Inc. ................................          9,400           115,967
     Tokyo Steel Manufacturing Co., Ltd. ............................         93,400           782,957
     Toppan Printing Co., Ltd. ......................................        378,000         2,939,059
     Tosoh Corp. ....................................................        168,000           546,032
     Toyo Seikan Kaisha, Ltd. .......................................        116,900         1,778,770
     Toyobo Co., Ltd. ...............................................         40,000            56,806
     Toyota Auto Body Co., Ltd. .....................................         32,000           479,854
     Toyota Motor Corp. .............................................        179,200         5,949,580
     Toyota Motor Corp. Sponsored ADR ...............................        268,717        17,926,111
     Toyota Tsusho Corp. ............................................        122,900         1,939,402
     UNY Co., Ltd. ..................................................        104,000           938,156
     Wacoal Corp. ...................................................         45,000           531,612
     Yamaguchi Financial Group, Inc. ................................         98,000           873,223
     Yamaha Corp. ...................................................        101,600         1,028,331
     Yamato Holdings Co., Ltd. ......................................          1,300            21,551
     Yamato Kogyo Co., Ltd. .........................................         19,200           485,655
     Yamazaki Baking Co., Ltd. ......................................         40,000           530,297
    *Yokogawa Electric Corp. ........................................         60,800           568,606
     Yokohama Rubber Co., Ltd. ......................................        104,000           593,652
                                                                                       ---------------
TOTAL JAPAN .........................................................                      359,981,581
                                                                                       ---------------
NETHERLANDS -- (3.1%)
    *Aegon NV .......................................................      1,198,006         5,713,227
     Akzo Nobel NV ..................................................        167,018         8,782,150
     ArcelorMittal NV ...............................................        690,103        14,307,920
    *ING Groep NV ...................................................      1,104,041         9,517,913
    *ING Groep NV Sponsored ADR .....................................        207,810         1,795,478
     Koninklijke DSM NV .............................................        101,365         5,187,039

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NETHERLANDS -- (Continued)
     Koninklijke Philips Electronics NV .............................        599,714   $    12,484,072
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                       57,787,799
                                                                                       ---------------
NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd. ...........................        158,681           299,608
     Contact Energy, Ltd. ...........................................        330,132         1,487,596
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                        1,787,204
                                                                                       ---------------
NORWAY -- (1.1%)
     Aker ASA Series A ..............................................         15,833           449,460
    *Aker Kvaerner ASA ..............................................         60,343           693,748
    *Archer, Ltd. ASA ...............................................         36,926           155,262
     BW Offshore, Ltd. ASA ..........................................         95,865           178,934
    *Cermaq ASA .....................................................          8,925            98,995
     DnB NOR ASA Series A ...........................................        522,822         6,047,478
     Marine Harvest ASA .............................................      1,787,245           796,562
     Norsk Hydro ASA ................................................        853,507         4,421,175
     Orkla ASA ......................................................        697,493         6,046,774
    *Petroleum Geo-Services ASA .....................................         61,435           667,477
   #*Renewable Energy Corp. ASA .....................................        386,256           372,435
     Storebrand ASA .................................................        202,119         1,234,838
                                                                                       ---------------
TOTAL NORWAY ........................................................                       21,163,138
                                                                                       ---------------
PORTUGAL -- (0.1%)
    *Banco Comercial Portugues SA ...................................             28                 6
    #Banco Espirito Santo SA ........................................        314,793           675,469
    *EDP Renovaveis SA ..............................................        149,840           895,102
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                        1,570,577
                                                                                       ---------------
SINGAPORE -- (0.6%)
     Fraser & Neave, Ltd. ...........................................        421,550         2,053,135
     Golden Agri-Resources, Ltd. ....................................      5,519,000         2,825,307
    #Neptune Orient Lines, Ltd. .....................................        437,000           391,922
    #Overseas Union Enterprise, Ltd. ................................        180,000           330,454
     Singapore Airlines, Ltd. .......................................        483,400         4,479,074
     United Industrial Corp., Ltd. ..................................        428,000           917,576
     Venture Corp., Ltd. ............................................         60,000           320,005
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                       11,317,473
                                                                                       ---------------
SPAIN -- (2.7%)
     Acciona SA .....................................................         43,907         4,151,827
     Banco de Sabadell SA ...........................................      1,157,376         4,151,257
     Banco Espanol de Credito SA ....................................        163,642           968,936
     Banco Popular Espanol SA .......................................      1,597,062         7,310,160
     Banco Santander SA .............................................      1,323,362        11,200,753
     Banco Santander SA Sponsored ADR ...............................         56,513           483,751
     CaixaBank SA ...................................................        985,592         4,805,145
     Gas Natural SDG SA .............................................        266,600         4,955,538
     Iberdrola SA ...................................................        109,180           789,914
     Mapfre SA ......................................................        342,069         1,249,906
     Repsol YPF SA Sponsored ADR ....................................        312,770         9,436,271
                                                                                       ---------------
TOTAL SPAIN .........................................................                       49,503,458
                                                                                       ---------------
SWEDEN -- (2.7%)
     Boliden AB .....................................................        115,478         1,641,682
    *Meda AB Series A ...............................................         15,946           162,279
     Nordea Bank AB .................................................      1,538,216        13,968,349
     Skandinaviska Enskilda Banken AB Series A ......................        856,728         5,370,750
     SSAB AB Series A ...............................................        116,881         1,129,893
     SSAB AB Series B ...............................................         67,450           571,494

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     Svenska Cellulosa AB Series A ..................................          5,161   $        76,213
     Svenska Cellulosa AB Series B ..................................        566,500         8,270,089
     Swedbank AB Series A ...........................................        451,292         6,318,306
     Tele2 AB Series B ..............................................        151,010         3,180,013
     Telefonaktiebolaget LM Ericsson AB Series A ....................            343             3,416
     Telefonaktiebolaget LM Ericsson AB Series B ....................        400,347         4,173,028
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...............        126,886         1,320,883
     TeliaSonera AB .................................................        632,800         4,398,544
     Trelleborg AB Series B .........................................          5,625            47,616
                                                                                       ---------------
TOTAL SWEDEN ........................................................                       50,632,555
                                                                                       ---------------
SWITZERLAND -- (5.5%)
     Adecco SA ......................................................         77,639         3,728,786
     Alpiq Holding AG ...............................................            470            98,472
    *Aryzta AG ......................................................         20,263           977,045
     Baloise Holding AG .............................................         48,620         3,960,380
     Banque Cantonale Vaudoise AG ...................................          1,212           627,441
     Credit Suisse Group AG .........................................        177,298         5,113,458
     Credit Suisse Group AG Sponsored ADR ...........................         63,289         1,833,482
     Givaudan SA ....................................................          4,427         4,026,439
     Holcim, Ltd. ...................................................        241,079        15,266,591
     Lonza Group AG .................................................         16,911         1,124,891
     Novartis AG ....................................................         18,935         1,066,709
     Novartis AG ADR ................................................        189,650        10,709,536
     St. Galler Kantonalbank AG .....................................          1,046           454,456
    *Sulzer AG ......................................................          6,321           736,710
     Swiss Life Holding AG ..........................................         30,648         3,764,106
    *Swiss Re, Ltd. .................................................        325,311        17,761,494
    *UBS AG .........................................................        185,533         2,344,805
     Zurich Financial Services AG ...................................        126,104        29,059,858
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                      102,654,659
                                                                                       ---------------
UNITED KINGDOM -- (19.6%)
     Associated British Foods P.L.C. ................................        281,925         5,003,859
     Aviva P.L.C. ...................................................      1,899,636        10,363,573
     Barclays P.L.C. ................................................        709,171         2,198,387
     Barclays P.L.C. Sponsored ADR ..................................      1,025,997        12,835,222
     BP P.L.C. Sponsored ADR ........................................      1,158,641        51,188,759
     Carnival P.L.C. ................................................        116,691         4,269,657
     Carnival P.L.C. ADR ............................................         96,861         3,540,270
    *International Consolidated Airlines Group SA ...................        920,630         2,534,998
     International Power P.L.C. .....................................      1,366,248         7,411,461
     Investec P.L.C. ................................................        189,345         1,147,157
     Kazakhmys P.L.C. ...............................................        108,528         1,604,429
     Kingfisher P.L.C. ..............................................      2,319,541         9,610,062
    *Lloyds Banking Group P.L.C. ....................................     11,357,089         5,873,006
    *Lloyds Banking Group P.L.C. Sponsored ADR ......................        250,250           515,515
     Mondi P.L.C. ...................................................        148,098         1,126,382
     Old Mutual P.L.C. ..............................................      4,097,972         7,204,770
     Pearson P.L.C. Sponsored ADR ...................................        474,900         8,738,160
     Resolution, Ltd. ...............................................        674,691         2,969,239
     Rexam P.L.C. ...................................................        924,114         5,122,353
    *Royal Bank of Scotland Group P.L.C. ............................      3,888,758         1,500,750
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............        306,118         2,369,353
     Royal Dutch Shell P.L.C. ADR ...................................      1,012,251        72,679,622
     Royal Dutch Shell P.L.C. Series A ..............................          6,155           218,039
     Royal Dutch Shell P.L.C. Series B ..............................        243,850         8,748,876
     RSA Insurance Group P.L.C. .....................................        427,061           762,667
     Sainsbury (J.) P.L.C. ..........................................      1,193,358         5,718,518
     Vodafone Group P.L.C. ..........................................     13,861,205        38,488,167
     Vodafone Group P.L.C. Sponsored ADR ............................      1,779,829        49,550,439

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     William Morrison Supermarkets P.L.C. ...........................      2,063,732   $    10,007,898
     Wolseley P.L.C. ................................................        188,841         5,445,424
     WPP P.L.C. .....................................................        531,832         5,505,021
     Xstrata P.L.C. .................................................      1,169,069        19,472,633
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                      363,724,666
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,826,283,408
                                                                                       ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
     Porsche Automobil Holding SE ...................................         46,252         2,694,415
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
    *New World Development Co., Ltd. Rights 11/22/11 ...............       1,082,104           369,115
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (1.3%)
 (S)@DFA Short Term Investment Fund .................................     21,239,886        21,239,886
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued
       at $2,498,148) to be repurchased at $2,449,172 ...............   $      2,449         2,449,165
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                       23,689,051
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,925,039,486) ............................................                  $ 1,853,035,989
                                                                                       ===============

                    T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.3%)
     Acrux, Ltd. ....................................................          8,981   $        31,798
    *Adamus Resources, Ltd. .........................................          7,948             5,786
     Adelaide Brighton, Ltd. ........................................         70,598           211,250
     Aditya Birla Minerals, Ltd. ....................................          7,401             7,518
     AGL Energy, Ltd. ...............................................         11,707           176,390
    *AJ Lucas Group, Ltd. ...........................................          8,887            12,644
     Alesco Corp., Ltd. .............................................         14,876            21,943
    *Alkane Resources, Ltd. .........................................         21,333            25,854
    *Allied Gold Mining P.L.C. ......................................         15,406            39,331
     Alumina, Ltd. ..................................................        302,126           460,230
     Alumina, Ltd. Sponsored ADR ....................................         14,400            88,704
     Amalgamated Holdings, Ltd. .....................................         15,139            89,907
     Amcom Telecommunications, Ltd. .................................         31,775            27,804
     Amcor, Ltd. ....................................................        147,315         1,077,788
     AMP, Ltd. ......................................................        163,148           727,322
     Ansell, Ltd. ...................................................         17,816           260,581
    *Antares Energy, Ltd. ...........................................         32,145            13,564
     APA Group, Ltd. ................................................         58,930           268,749
     APN News & Media, Ltd. .........................................         67,017            61,465
    *Aquarius Platinum, Ltd. ........................................         41,410           121,479
    *Aquila Resources, Ltd. .........................................         11,096            68,891
   #*Arafura Resources, Ltd. ........................................         23,799            15,027
     ARB Corp., Ltd. ................................................          5,672            47,632
     Aristocrat Leisure, Ltd. .......................................         29,747            70,424
     Asciano Group, Ltd. ............................................        186,074           297,460
     ASG Group, Ltd. ................................................          7,300             6,666
     ASX, Ltd. ......................................................         14,390           462,041
     Atlas Iron, Ltd. ...............................................         94,463           306,378
    *Aurora Oil & Gas, Ltd. .........................................         28,892            86,995
     Ausdrill, Ltd. .................................................         54,916           167,511
     Ausenco, Ltd. ..................................................          9,627            27,116
     Austal, Ltd. ...................................................          9,657            22,965
    *Austar United Communications, Ltd. .............................         69,123            83,707
     Austbrokers Holdings, Ltd. .....................................          1,390             9,161
     Austin Engineering, Ltd. .......................................          9,103            37,480
     Australia & New Zealand Banking Group, Ltd. ....................        113,240         2,558,810
    *Australian Agricultural Co., Ltd. ..............................         57,179            83,902
     Australian Infrastructure Fund .................................         80,194           159,206
     Australian Pharmaceutical Industries, Ltd. .....................         44,606            14,008
    *Australian Worldwide Exploration, Ltd. .........................         82,410           118,847
     Automotive Holdings Group NL ...................................         36,616            80,099
     AVJennings, Ltd. ...............................................          6,380             2,953
   #*Bandanna Energy, Ltd. ..........................................         19,321            16,490
     Bank of Queensland, Ltd. .......................................         41,521           365,095
   #*Bannerman Resources, Ltd. ......................................         43,180            12,085
     Beach Energy, Ltd. .............................................        172,191           211,623
    *Beadell Resources, Ltd. ........................................         24,307            19,933
     Bell Financial Group, Ltd. .....................................          6,099             3,971
     Bendigo Bank, Ltd. .............................................         68,027           671,720
     BHP Billiton, Ltd. .............................................          1,925            75,353
    #BHP Billiton, Ltd. Sponsored ADR ...............................         16,464         1,285,509
     Billabong International, Ltd. ..................................         30,198           134,906
    *Biota Holdings, Ltd. ...........................................         34,184            28,742
     Blackmores, Ltd. ...............................................            345            10,652
    *BlueScope Steel, Ltd. ..........................................        312,277           273,188
     Boart Longyear, Ltd. ...........................................         69,868           237,837
     Boral, Ltd. ....................................................        140,008           571,527
    *Bow Energy, Ltd. ...............................................         68,648           106,657

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     Bradken, Ltd. ..................................................         21,094   $       170,132
     Brambles, Ltd. .................................................         13,006            89,909
     Brickworks, Ltd. ...............................................          6,806            79,897
     BT Investment Management, Ltd. .................................          6,143            12,972
     Cabcharge Australia, Ltd. ......................................         15,198            66,912
     Caltex Australia, Ltd. .........................................         24,572           341,254
     Campbell Brothers, Ltd. ........................................          8,440           406,301
   #*Cape Lambert Resources, Ltd. ...................................         88,627            38,987
     Cardno, Ltd. ...................................................         15,096            82,987
    *Carnarvon Petroleum, Ltd. ......................................         87,903            12,244
     carsales.com, Ltd. .............................................          2,456            12,696
    #Cash Converters International, Ltd. ............................          2,126               962
    *Catalpa Resources, Ltd. ........................................         22,509            40,720
     Challenger, Ltd. ...............................................         74,729           356,244
     Clough, Ltd. ...................................................         65,000            54,790
    *Coal of Africa, Ltd. ...........................................         52,185            43,451
     Coca-Cola Amatil, Ltd. .........................................          8,648           111,635
     Cochlear, Ltd. .................................................          2,204           135,326
    *Cockatoo Coal, Ltd. ............................................        135,281            53,932
     Coffey International, Ltd. .....................................         48,876            19,370
     Commonwealth Bank of Australia NL ..............................         51,776         2,659,728
     Computershare, Ltd. ............................................          7,697            60,829
     Consolidated Media Holdings, Ltd. ..............................         33,116            90,957
    *Cooper Energy, Ltd. ............................................         59,673            23,992
     Count Financial, Ltd. ..........................................          9,287            13,538
     Credit Corp. Group, Ltd. .......................................          3,280            13,484
     Crown, Ltd. ....................................................         36,305           305,922
     CSG, Ltd. ......................................................          5,879             7,002
     CSL, Ltd. ......................................................          8,562           257,878
     CSR, Ltd. ......................................................         98,183           250,085
    *Cudeco, Ltd. ...................................................         20,658            68,144
    *Cue Energy Resources, Ltd. .....................................         17,852             4,359
     Customers, Ltd. ................................................         30,668            34,223
     David Jones, Ltd. ..............................................         84,080           296,815
     Decmil Group, Ltd. .............................................          5,841            12,905
    *Deep Yellow, Ltd. ..............................................         61,575             7,910
     Devine, Ltd. ...................................................         53,400            12,584
    *Discovery Metals, Ltd. .........................................         44,635            64,434
    *Downer EDI, Ltd. ...............................................         80,333           255,110
    *Drillsearch Energy, Ltd. .......................................         12,933             8,276
     DUET Group, Ltd. ...............................................        128,022           223,112
     DuluxGroup, Ltd. ...............................................         15,629            43,057
     DWS Advanced Business Solutions, Ltd. ..........................         11,284            15,800
    *Eastern Star Gas, Ltd. .........................................         60,068            55,393
    *Echo Entertainment Group, Ltd. .................................        128,526           498,877
    *Elders, Ltd. ...................................................        103,979            30,232
     Emeco Holdings, Ltd. ...........................................        102,809           106,509
    *Energy Resources of Australia, Ltd. ............................         20,010            40,965
    *Energy World Corp., Ltd. .......................................        122,411            73,707
     Envestra, Ltd. .................................................        161,407           108,762
     Euroz, Ltd. ....................................................          3,934             5,757
    *Exco Resources, Ltd. ...........................................         13,942            10,240
    *Extract Resources, Ltd. ........................................          4,321            34,599
    #Fairfax Media, Ltd. ............................................        448,207           434,604
     Finbar Group, Ltd. .............................................            595               597
     FKP Property Group, Ltd. .......................................        202,190           104,203
     Fleetwood Corp., Ltd. ..........................................          6,057            77,383
    #Fletcher Building, Ltd. ........................................         12,299            65,719
     Flight Centre, Ltd. ............................................          9,755           202,549
    *Flinders Mines, Ltd. ...........................................         38,870             6,242
    *Focus Minerals, Ltd. ...........................................        346,905            21,562

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     Fortescue Metals Group, Ltd. ...................................         22,863   $       114,837
     Foster's Group, Ltd. ...........................................         53,789           300,828
    *Galaxy Resources, Ltd. .........................................          6,676             4,455
    *Gindalbie Metals, Ltd. .........................................        121,664            69,169
    *Gloucester Coal, Ltd. ..........................................         11,151            79,590
    #Goodman Fielder, Ltd. ..........................................        353,257           205,442
     GrainCorp, Ltd. ................................................         28,424           234,139
     Grange Resources, Ltd. .........................................        167,580            78,455
    *Gryphon Minerals, Ltd. .........................................         24,451            35,913
     GUD Holdings, Ltd. .............................................         10,807            88,583
    *Gunns, Ltd. ....................................................        133,137            36,780
     GWA Group, Ltd. ................................................         36,918            88,446
     Harvey Norman Holdings, Ltd. ...................................        109,034           246,941
   #*Hastie Group, Ltd. .............................................         26,379             2,901
    *HFA Holdings, Ltd. .............................................         13,456            13,102
    *Highlands Pacific, Ltd. ........................................         48,954            10,965
    *Hillgrove Resources, Ltd. ......................................         54,023            13,392
    #Hills Holdings, Ltd. ...........................................         39,391            44,874
    *Horizon Oil, Ltd. ..............................................        133,673            33,216
    *Icon Energy, Ltd. ..............................................         52,698             7,725
     iiNet, Ltd. ....................................................         17,221            46,676
     Iluka Resources, Ltd. ..........................................         20,683           343,848
     Imdex, Ltd. ....................................................         46,977           102,578
     IMF Australia, Ltd. ............................................          1,965             2,978
     Incitec Pivot, Ltd. ............................................        187,931           680,710
     Independence Group NL ..........................................         27,736           153,339
     Industrea, Ltd. ................................................         45,486            61,014
    #Infigen Energy, Ltd. ...........................................         86,150            26,018
     Insurance Australia Group, Ltd. ................................        196,748           648,648
    *Integra Mining, Ltd. ...........................................        151,656            84,085
    *Intrepid Mines, Ltd. ...........................................         30,113            35,780
     Invocare, Ltd. .................................................         12,546            91,408
     IOOF Holdings, Ltd. ............................................         38,169           252,800
     Iress Market Technology, Ltd. ..................................          8,789            70,041
    *James Hardie Industries SE .....................................         24,936           161,508
    *James Hardie Industries SE Sponsored ADR .......................          1,236            40,083
    #JB Hi-Fi, Ltd. .................................................          6,986           115,297
     Jetset Travelworld, Ltd. .......................................         25,000            19,698
    *Kagara, Ltd. ...................................................         60,876            25,459
     Kingsgate Consolidated, Ltd. ...................................         17,262           136,094
     Leighton Holdings, Ltd. ........................................          4,219            95,844
     Lend Lease Group NL ............................................         68,655           558,597
    *Linc Energy, Ltd. ..............................................         53,155           114,108
     Macarthur Coal, Ltd. ...........................................         24,642           417,829
    *MacMahon Holdings, Ltd. ........................................        117,721            74,590
     Macquarie Group, Ltd. ..........................................         37,696           970,528
     MAP Group, Ltd. ................................................         28,742           102,559
     McMillan Shakespeare, Ltd. .....................................          5,584            55,655
     McPherson's, Ltd. ..............................................          4,994            12,083
     Medusa Mining, Ltd. ............................................          5,638            39,633
     Melbourne IT, Ltd. .............................................         27,781            41,224
     Mermaid Marine Australia, Ltd. .................................         28,992            93,420
    *Mesoblast, Ltd. ................................................          5,809            49,388
    *Metals X, Ltd. .................................................        100,801            25,285
     Metcash, Ltd. ..................................................         61,710           270,049
    *Metgasco, Ltd. .................................................         12,958             6,582
     Mincor Resources NL ............................................         34,793            30,772
    *Mineral Deposits, Ltd. .........................................         14,986           101,259
     Mineral Resources, Ltd. ........................................         23,936           280,645
    *Mirabela Nickel, Ltd. ..........................................         52,593            90,430
    *Molopo Energy, Ltd. ............................................         43,705            33,175

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Moly Mines, Ltd. ...............................................         25,343   $        13,330
     Monadelphous Group, Ltd. .......................................          3,185            60,576
     Mortgage Choice, Ltd. ..........................................         10,686            14,051
     Mount Gibson Iron, Ltd. ........................................        119,718           191,483
     MSF Sugar, Ltd. ................................................          3,275            11,469
    *Murchison Metals, Ltd. .........................................         34,431            10,670
     Myer Holdings, Ltd. ............................................        109,721           299,467
     National Australia Bank, Ltd. ..................................        130,708         3,491,123
     Navitas, Ltd. ..................................................         25,073           108,592
     New Hope Corp., Ltd. ...........................................         25,345           156,892
     Newcrest Mining, Ltd. ..........................................         26,907           950,940
    *Nexus Energy, Ltd. .............................................         77,674            17,252
     NIB Holdings, Ltd. .............................................         74,922           117,975
     Norfolk Group, Ltd. ............................................          4,633             5,614
    *Northern Iron, Ltd. ............................................          2,017             2,443
     NRW Holdings, Ltd. .............................................         22,481            57,200
    *Nufarm, Ltd. ...................................................         24,829           122,182
     Oakton, Ltd. ...................................................          1,390             2,447
     Oil Search, Ltd. ...............................................         35,591           242,808
     OneSteel, Ltd. .................................................        226,252           287,741
     Orica, Ltd. ....................................................         15,629           423,319
     Origin Energy, Ltd. ............................................        110,294         1,662,061
   #*Orocobre, Ltd. .................................................          1,174             1,448
     OrotonGroup, Ltd. ..............................................          2,881            24,898
     OZ Minerals, Ltd. ..............................................         43,998           528,361
     Pacific Brands, Ltd. ...........................................        194,501           121,521
    *Paladin Energy, Ltd. ...........................................         78,571           119,987
    *PanAust, Ltd. ..................................................         39,539           133,606
     Panoramic Resources, Ltd. ......................................         34,448            49,434
     Patties Foods, Ltd. ............................................          1,438             2,474
     Peet, Ltd. .....................................................         17,958            22,860
    *Peninsula Energy, Ltd. .........................................         54,120             2,352
    *Perilya, Ltd. (6681584) ........................................         33,243            15,820
    *Perilya, Ltd. (B3R3QH1) ........................................         16,622             8,058
     Perpetual Trustees Australia, Ltd. .............................          4,101            96,940
    *Perseus Mining, Ltd. ...........................................         16,940            56,017
     Platinum Asset Mangement, Ltd. .................................          5,135            21,559
     PMP, Ltd. ......................................................         73,062            43,782
     Premier Investments, Ltd. ......................................         10,054            53,682
     Primary Health Care, Ltd. ......................................         87,671           305,142
    *Prime Aet&D Holdings No.1, Ltd. ................................              4                --
     Prime Media Group, Ltd. ........................................         39,708            27,630
     PrimeAg, Ltd. ..................................................         14,476            16,611
     Programmed Maintenance Service, Ltd. ...........................         17,396            35,946
   #*Qantas Airways, Ltd. ...........................................        122,209           204,383
     QBE Insurance Group, Ltd. ......................................         59,107           909,827
    *Ramelius Resources, Ltd. .......................................         26,117            33,928
     Ramsay Health Care, Ltd. .......................................          9,989           196,357
     Redflex Holdings, Ltd. .........................................          4,333             8,006
     Reece Australia, Ltd. ..........................................            591            11,622
    *Reed Resources, Ltd. ...........................................         19,892             7,584
    *Regis Resources, Ltd. ..........................................         16,161            51,062
     Reject Shop, Ltd. (The) ........................................          2,325            24,163
    *Resolute Mining, Ltd. ..........................................         80,829           142,396
    *Resource Generation, Ltd. ......................................         25,956            13,155
     Retail Food Group, Ltd. ........................................          3,418             9,103
    *Rex Minerals, Ltd. .............................................         15,350            27,004
    *Rialto Energy, Ltd. ............................................         42,983            15,197
     Ridley Corp., Ltd. .............................................         46,015            56,270
    *Rio Tinto, Ltd. ................................................         18,907         1,357,407
    *Roc Oil Co., Ltd. ..............................................         78,562            24,409

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     Ruralco Holdings, Ltd. .........................................          1,300   $         4,923
     SAI Global, Ltd. ...............................................         24,140           120,251
     Salmat, Ltd. ...................................................         11,000            32,287
   #*Samson Oil & Gas, Ltd. Sponsored ADR ...........................         12,700            29,972
   #*Sandfire Resources NL ..........................................          4,145            29,412
     Santos, Ltd. ...................................................         96,337         1,301,087
    *Saracen Mineral Holdings, Ltd. .................................         53,183            42,642
     Sedgman, Ltd. ..................................................          9,230            18,843
     Seek, Ltd. .....................................................         14,552            94,342
     Select Harvests, Ltd. ..........................................          2,843             4,892
    *Senex Energy, Ltd. .............................................         28,278            14,911
     Servcorp, Ltd. .................................................          9,992            28,972
     Seven Group Holdings, Ltd. .....................................         22,576           181,371
     Seven West Media, Ltd. .........................................          8,909            33,376
     Sigma Pharmaceuticals, Ltd. ....................................        212,760           155,037
    *Silex System, Ltd. .............................................          6,346            14,923
    *Silver Lake Resources, Ltd. ....................................          2,109             7,233
     Sims Metal Management, Ltd. ....................................         28,447           415,525
     Sims Metal Management, Ltd. Sponsored ADR ......................          1,900            27,246
     Skilled Group, Ltd. ............................................          7,580            14,443
     SMS Management & Technology, Ltd. ..............................          8,481            48,102
     Sonic Healthcare, Ltd. .........................................         30,239           349,422
     Southern Cross Media Group, Ltd. ...............................        106,921           137,664
     SP Ausnet, Ltd. ................................................         69,316            72,275
     SP Telemedia, Ltd. .............................................         80,192           119,959
     Spark Infrastructure Group, Ltd. ...............................        102,507           130,603
     Specialty Fashion Group, Ltd. ..................................          8,094             5,154
     Spotless Group, Ltd. ...........................................         45,294            94,317
    *St. Barbara, Ltd. ..............................................         57,864           134,062
    *Starpharma Holdings, Ltd. ......................................         16,423            19,081
    *Straits Resources, Ltd. ........................................         21,527            15,590
     STW Communications Group, Ltd. .................................         56,702            54,603
     Suncorp Group, Ltd. ............................................        131,465         1,179,883
    *Sundance Energy Australia, Ltd. ................................         22,232            10,798
    *Sunland Group, Ltd. ............................................         21,844            20,409
    #Super Retail Group, Ltd. (B01C7R0) .............................         18,463           104,601
    *Super Retail Group, Ltd. (B3XZSK8) .............................             60               341
     TABCORP Holdings, Ltd. .........................................        111,625           343,223
    *Tanami Gold NL .................................................          5,827             6,033
    *Tap Oil, Ltd. ..................................................         49,618            37,921
     Tassal Group, Ltd. .............................................         24,227            39,475
     Tatts Group, Ltd. ..............................................        272,554           663,097
     Telstra Corp., Ltd. ............................................         49,288           160,034
     Telstra Corp., Ltd. ADR ........................................            600             9,750
     Ten Network Holdings, Ltd. .....................................        125,313           121,170
    *Teranga Gold Corp. .............................................         13,832            29,188
     TFS Corp., Ltd. ................................................         27,337            18,923
     Thakral Holdings Group, Ltd. ...................................         48,013            26,342
     Thorn Group, Ltd. ..............................................         26,760            46,448
     Toll Holdings, Ltd. ............................................        121,707           614,753
     Tox Free Solutions, Ltd. .......................................          4,440            10,123
     Transfield Services, Ltd. ......................................         78,152           186,515
    *Transpacific Industries Group, Ltd. (B0736RR) ..................         58,359            45,821
    *Transpacific Industries Group, Ltd. (B0736T2) ..................         90,780            71,276
     Transurban Group, Ltd. .........................................         38,642           211,969
    *Treasury Wine Estates, Ltd. ....................................         45,252           176,685
     Troy Resources NL ..............................................         16,220            68,932
     Trust Co., Ltd. (The) ..........................................          1,137             6,708
     UGL, Ltd. ......................................................         22,874           316,476
    *UXC, Ltd. ......................................................         31,427            18,017
     Village Roadshow, Ltd. .........................................          6,668            20,179

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Virgin Blue Holdings, Ltd. .....................................        312,963   $       122,022
     Washington H. Soul Pattinson & Co., Ltd. .......................         11,554           167,096
     Watpac, Ltd. ...................................................         32,558            39,060
     WDS, Ltd. ......................................................         33,762            26,277
     Webjet, Ltd. ...................................................         12,221            30,827
     Wesfarmers, Ltd. ...............................................         63,076         2,140,070
     Western Areas NL ...............................................          4,482            26,979
     Westpac Banking Corp. ..........................................        129,797         3,012,091
    *White Energy Co., Ltd. .........................................         24,853            43,061
     Whitehaven Coal, Ltd. ..........................................         17,437           107,886
     WHK Group, Ltd. ................................................         37,000            32,975
     Wide Bay Australia, Ltd. .......................................          1,410            11,542
     Woodside Petroleum, Ltd. .......................................          9,827           374,182
     Woolworths, Ltd. ...............................................         11,286           282,125
     WorleyParsons, Ltd. ............................................          5,578           161,900
    *WPG Resources, Ltd. ............................................         23,023             2,755
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                       57,421,003
                                                                                       ---------------
AUSTRIA -- (0.3%)
     Agrana Beteiligungs AG .........................................            753            85,520
     Andritz AG .....................................................          1,561           137,981
    *A-TEC Industries AG ............................................          3,557             4,134
     Atrium European Real Estate, Ltd. ..............................         17,616            88,794
    *Austria Technologie & Systemtechnik AG .........................            770             9,985
    *CA Immobilien Anlagen AG .......................................          5,017            64,190
     Erste Group Bank AG ............................................         22,129           471,756
     EVN AG .........................................................          3,428            49,673
     Flughafen Wien AG ..............................................          2,248           101,040
    *Intercell AG ...................................................          4,255            11,381
     Kapsch TrafficCom AG ...........................................            655            49,078
     Lenzing AG .....................................................            143            15,187
     Mayr-Melnhof Karton AG .........................................            732            67,765
     Oesterreichischen Post AG ......................................          3,093            93,284
     OMV AG .........................................................         18,845           656,679
     Palfinger AG ...................................................            168             3,459
    #Raiffeisen Bank International AG ...............................          6,735           186,914
     RHI AG .........................................................            982            21,367
    *S IMMO AG ......................................................          4,134            24,248
     Schoeller-Bleckmann Oilfield Equipment AG ......................          1,468           115,989
     Semperit Holding AG ............................................            982            42,462
    *Strabag SE .....................................................          4,207           129,359
     Telekom Austria AG .............................................          9,625           109,178
     Uniqa Versicherungen AG ........................................          1,961            30,518
     Verbund AG .....................................................          1,230            35,717
     Vienna Insurance Group AG Wiener Versicherung Gruppe ...........          6,107           256,083
     Voestalpine AG .................................................          7,197           247,281
     Wienerberger AG ................................................         24,004           290,025
     Zumtobel AG ....................................................          2,513            52,064
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                        3,451,111
                                                                                       ---------------
BELGIUM -- (0.8%)
    *Ablynx NV ......................................................          6,382            33,740
     Ackermans & van Haaren NV ......................................          4,124           332,235
     Ageas SA .......................................................        425,430           852,846
    *Agfa-Gevaert NV ................................................         35,268            88,099
     Anheuser-Busch InBev NV ........................................          5,871           325,583
     Anheuser-Busch InBev NV Sponsored ADR ..........................         13,736           761,936
     Arseus NV ......................................................          4,228            67,166
     Banque Nationale de Belgique SA ................................             26            82,790
     Barco NV .......................................................          2,305           124,641
     Bekaert SA .....................................................          4,014           178,156

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BELGIUM -- (Continued)
     Belgacom SA ....................................................          4,116   $       124,463
     Colruyt SA .....................................................          2,370            97,369
     Compagnie d'Entreprises SA .....................................          1,545            86,742
     Compagnie Immobiliere de Belgique SA ...........................            189             6,652
     Compagnie Maritime Belge SA ....................................          3,221            75,529
    *Deceuninck NV ..................................................         18,601            29,203
     Delhaize Group SA Sponsored ADR ................................          9,149           597,704
   #*Dexia SA .......................................................         98,638            76,516
    *D'ieteren SA ...................................................          5,700           324,379
     Econocom Group SA ..............................................          2,034            35,984
     Elia System Operator SA ........................................          2,786           113,054
    *Euronav SA .....................................................          5,837            25,824
     EVS Broadcast Equipment SA .....................................          1,521            77,844
     Exmar NV .......................................................          8,774            65,890
    *Galapagos NV ...................................................          6,113            51,449
     Ion Beam Applications SA .......................................          3,199            24,969
     KBC Groep NV ...................................................         15,900           352,597
    *Kinepolis Group NV .............................................          1,570           121,720
     Lotus Bakeries NV ..............................................             19            10,805
     Melexis NV .....................................................          2,127            29,912
     Mobistar SA ....................................................          1,159            65,953
     Nyrstar NV .....................................................         26,530           232,025
     Omega Pharma SA ................................................          4,108           193,976
     Recticel SA ....................................................          6,887            46,949
     Resilux SA .....................................................            348            25,951
     Roularta Media Group NV ........................................          1,508            31,800
     Sioen Industries NV ............................................          4,172            31,209
     Sipef NV .......................................................          1,027            81,054
     Solvay SA ......................................................          8,168           832,072
     Telenet Group Holding NV .......................................          4,618           178,117
     Tessenderlo Chemie NV ..........................................          5,220           161,967
    *ThromboGenics NV ...............................................          2,876            75,349
    *TiGenix NV .....................................................         10,350            11,891
     UCB SA .........................................................         15,172           666,576
     Umicore SA .....................................................         11,188           478,613
     Van de Velde NV ................................................            560            27,335
                                                                                       ---------------
TOTAL BELGIUM .......................................................                        8,316,634
                                                                                       ---------------
BRAZIL -- (2.0%)
     AES Tiete SA ...................................................          3,400            42,519
     All America Latina Logistica SA ................................         45,300           226,652
     Amil Participacoes SA ..........................................          7,440            75,317
     Anhanguera Educacional Participacoes SA ........................          8,700           129,270
     B2W Cia Global Do Varejo SA ....................................          5,500            44,721
     Banco ABC Brasil SA ............................................         10,650            71,337
     Banco Alfa de Investimento SA ..................................         14,300            54,973
     Banco Bradesco SA ..............................................         55,648           811,942
     Banco do Brasil SA .............................................         46,334           707,080
     Banco Santander Brasil SA ADR ..................................         84,245           766,630
     Bematech SA ....................................................          6,000            13,839
     BM&F Bovespa SA ................................................        216,800         1,304,449
     BR Malls Participacoes SA ......................................         48,200           523,593
     Brasil Brokers Participacoes SA ................................         23,200            94,051
     Brasil Telecom SA ADR ..........................................            439             3,222
     BRF - Brasil Foods SA ..........................................          9,416           195,521
     BRF - Brasil Foods SA ADR ......................................         31,160           655,918
     Brookfield Incorporacoes SA ....................................         35,500           138,332
     Camargo Correa Desenvolvimento Imobiliario SA ..................         12,400            27,012
     CCR SA .........................................................          5,300           146,079
    #Centrais Eletricas Brasileiras SA ADR ..........................          2,700            37,665
     Centrais Eletricas Brasileiras SA Sponsored ADR ................          2,800            27,860

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
    *Centrais Eletricas Brasilerias SA ..............................          3,500   $        34,656
    *CETIP SA .......................................................          5,794            79,341
     Cia de Saneamento Basico do Estado de Sao Paulo ADR ............          4,300           233,318
     Cia de Saneamento de Minas Gerais-Copasa SA ....................         10,400           194,449
     Cia Energetica de Minas Gerais SA ..............................          1,375            18,765
    *Cia Hering SA ..................................................          6,077           136,098
     Cia Siderurgica Nacional SA Sponsored ADR ......................          7,800            73,008
     Cielo SA .......................................................          3,711            99,062
     Cosan SA Industria e Comercio ..................................         20,700           322,765
     CPFL Energia SA ................................................          8,400           107,737
     Cremer SA ......................................................         10,900            87,868
     Cyrela Brazil Realty SA Empreendimentos e Participacoes ........         44,200           389,777
    *Cyrela Commercial Properties SA Empreendimentos e
        Participacoes ...............................................            300             2,743
    *Diagnosticos Da America SA .....................................         20,000           161,225
     Drogasil SA ....................................................          9,750            61,390
     Duratex SA .....................................................         20,040           110,072
    *EcoRodovias Infraestrutura e Logistica SA ......................         11,954            90,168
    *Embraer SA .....................................................         55,700           382,829
     Embraer SA ADR .................................................         20,543           571,506
     Energias do Brazil SA ..........................................          4,200            90,808
     Equatorial Energia SA ..........................................         11,000            71,952
     Estacio Participacoes SA .......................................          2,500            29,414
     Eternit SA .....................................................         24,972           133,234
     Even Construtora e Incorporadora SA ............................         32,400           122,289
     EZ Tec Empreendimentos e Participacoes SA ......................         13,000           118,123
     Fibria Celulose SA .............................................         10,683            95,950
     Fibria Celulose SA Sponsored ADR ...............................         20,386           180,824
     Fleury SA ......................................................          5,600            71,498
     Gafisa SA ......................................................         10,200            37,785
     Gafisa SA ADR ..................................................         24,000           178,560
    *General Shopping Brasil SA .....................................          6,700            46,830
     Gerdau SA ......................................................         29,700           228,175
     Grendene SA ....................................................         20,200            94,008
     Guararapes Confeccoes SA .......................................          1,200            60,669
     Helbor Empreendimentos SA ......................................          4,200            53,942
    *Hypermarcas SA .................................................         13,100            71,267
    *IdeiasNet SA ...................................................         15,400            24,219
     Iguatemi Empresa de Shopping Centers SA ........................          4,500            87,675
     Iochpe-Maxion SA ...............................................          8,800           124,554
     Itau Unibanco Holding SA .......................................          3,700            60,796
    *JBS SA .........................................................         88,200           265,085
     JHSF Participacoes SA ..........................................          7,900            20,430
    *Kepler Weber SA ................................................        145,000            21,959
    *Kroton Educacional SA ..........................................          8,900            99,479
    *Light SA .......................................................          7,300           115,058
    *Localiza Rent a Car SA .........................................          6,900           103,569
    *Log-in Logistica Intermodal SA .................................          5,000            19,221
     Lojas Americanas SA ............................................         25,785           200,501
     Lojas Renner SA ................................................          8,000           243,236
     LPS Brasil Consultoria de Imoveis SA ...........................          2,300            42,668
    *Lupatech SA ....................................................          2,100            11,131
     M. Dias Branco SA ..............................................          6,316           163,671
    *Magnesita Refratarios SA .......................................          3,000            10,886
     Mahle-Metal Leve SA Industria e Comercio .......................            400             9,969
     Marfrig Alimentos SA ...........................................         27,500           118,691
     Marisa Lojas SA ................................................          3,200            44,006
     Minerva SA .....................................................         15,200            44,710
    *MMX Mineracao e Metalicos SA ...................................         32,726           144,678
    *MPX Energia SA .................................................          6,100           132,705
     MRV Engenharia e Participacoes SA ..............................         48,400           342,805
     Multiplan Empreendimentos Imobiliarios SA ......................          9,675           195,377

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
    *Multiplus SA ...................................................          2,600   $        43,918
     Natura Cosmeticos SA ...........................................          6,100           119,026
     Obrascon Huarte Lain Brasil SA .................................          1,800            60,390
     OdontoPrev SA ..................................................         25,200           396,601
    *OSX Brasil SA ..................................................            600           127,559
     Paranapanema SA ................................................         28,800            65,758
     PDG Realty SA Empreendimentos e Participacoes ..................        159,800           705,527
     Petroleo Brasileiro SA ADR .....................................         81,691         2,206,474
     Porto Seguro SA ................................................         21,100           226,258
     Positivo Informatica SA ........................................          7,200            23,065
     Profarma Distribuidora de Produtos Farmaceuticos SA ............          3,400            21,051
     Redecard SA ....................................................         11,163           185,568
    *Restoque Comercio e Confeccoes de Roupas SA ....................          2,200            34,855
     Rodobens Negocios Imobiliarios SA ..............................          4,000            25,617
     Rossi Residencial SA ...........................................         35,100           223,253
     Santos Brasil Participacoes SA .................................          5,850            86,718
     Sao Martinho SA ................................................          9,800           117,017
     SLC Agricola SA ................................................         15,400           152,937
     Souza Cruz SA ..................................................          7,500            93,048
    *Springs Global Participacoes SA ................................         10,400            21,807
     Sul America SA .................................................         31,038           252,918
     Tecnisa SA .....................................................         14,100            89,519
     Tegma Gestao Logistica SA ......................................          3,550            46,317
     Tele Norte Leste Participacoes SA ..............................          4,400            54,281
     Telefonica Brasil SA ...........................................          3,673            96,700
    *Tempo Participacoes SA .........................................         15,600            27,532
     Tim Participacoes SA ...........................................         12,200            62,746
    *Tim Participacoes SA ADR .......................................          6,220           161,969
    *Totvs SA .......................................................         17,500           291,522
     Tractebel Energia SA ...........................................          2,700            43,232
     Triunfo Participacoes e Investimentos SA .......................          4,800            27,790
     Usinas Siderurgicas de Minas Gerais SA .........................         18,960           269,019
     Vale SA Sponsored ADR ..........................................         52,700         1,339,107
     Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
        Identificacao SA ............................................         10,175           120,902
    *Vanguarda Agro SA ..............................................        182,880            68,173
    *Viver Incorporadora e Construtora SA ...........................         38,650            53,579
     WEG Industrias SA ..............................................         22,128           249,526
                                                                                       ---------------
TOTAL BRAZIL ........................................................                       21,778,445
                                                                                       ---------------
CANADA -- (8.5%)
    *5N Plus, Inc. ..................................................          7,800            52,822
     Aastra Technologies, Ltd. ......................................          1,700            26,862
    *Absolute Software Corp. ........................................          3,000            15,470
    *Advantage Oil & Gas, Ltd. ......................................         30,765           163,278
     Aecon Group, Inc. ..............................................         13,100           118,284
   #*AEterna Zentaris, Inc. .........................................          2,700             4,551
     AG Growth International, Inc. ..................................          2,000            64,008
     AGF Management, Ltd. Class B ...................................         13,900           222,846
     Agnico-Eagle Mines, Ltd. .......................................          4,700           203,891
     Agrium, Inc. ...................................................          9,895           815,823
    *Ainsworth Lumber Co., Ltd. .....................................          7,780            11,864
    *Air Canada Class A .............................................          4,133             5,971
     Alamos Gold, Inc. ..............................................          9,100           168,442
     Algoma Central Corp. ...........................................            360            34,312
     Algonquin Power & Utilities Corp. ..............................         20,300           114,051
     Alimentation Couche-Taro, Inc. Class B .........................         15,485           466,065
     Alliance Grain Traders, Inc. ...................................          2,411            50,361
     AltaGas, Ltd. ..................................................         12,642           373,014
    *Alterra Power Corp. ............................................         20,706             9,764
    *Altius Minerals Corp. ..........................................          3,500            39,258
     Amerigo Resources, Ltd. ........................................         42,500            28,141

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Anderson Energy, Ltd. ..........................................         30,500   $        18,972
    *Angle Energy, Inc. .............................................         13,695            88,209
    *Antrim Energy, Inc. ............................................         36,800            39,504
    *Anvil Mining, Ltd. .............................................         16,300           117,743
     ARC Resources, Ltd. ............................................         22,283           566,716
    *Argonaut Gold, Inc. ............................................          9,693            59,320
    *Arsenal Energy, Inc. ...........................................          2,000             1,244
     Astral Media, Inc. Class A .....................................         10,043           344,792
     Atco, Ltd. Class I .............................................          3,600           219,883
     Atlantic Power Corp. ...........................................         10,400           140,127
    *Atrium Innovations, Inc. .......................................          6,300            82,736
    *ATS Automation Tooling System, Inc. ............................         14,957            93,186
    *Aura Minerals, Inc. ............................................         21,224            33,430
    *AuRico Gold, Inc. ..............................................         43,162           417,871
   #*Avalon Rare Metals, Inc. .......................................          5,700            18,986
     AvenEx Energy Corp. ............................................          1,745             9,611
    *B2Gold Corp. ...................................................         29,400           108,250
    *Baja Mining Corp. ..............................................         38,059            36,656
    *Ballard Power Systems, Inc. ....................................         23,900            35,487
     Bank of Montreal ...............................................         36,473         2,154,898
     Bank of Nova Scotia ............................................         39,481         2,080,699
    *Bankers Petroleum, Ltd. ........................................         13,800            73,378
     Barrick Gold Corp. .............................................         29,995         1,480,867
     Baytex Energy Corp. ............................................          1,522            80,456
     BCE, Inc. ......................................................         21,200           840,343
     Bell Aliant, Inc. ..............................................          8,152           229,491
    *Bellatrix Exploration, Ltd. ....................................         19,200            89,186
   #*Birchcliff Energy, Ltd. ........................................         11,600           175,964
     Bird Construction, Inc. ........................................          2,700            28,822
    *Black Diamond Group, Ltd. ......................................          1,694            26,445
    *BlackPearl Resources, Inc. .....................................         30,300           144,394
    *BNK Petroleum, Inc. ............................................         10,581            21,868
     Bombardier, Inc. Class A .......................................          7,100            29,917
     Bombardier, Inc. Class B .......................................         54,332           224,578
     Bonavista Energy Corp. .........................................          8,187           210,763
     Bonterra Energy Corp. ..........................................            800            43,164
    *Boralex, Inc. Class A ..........................................          4,200            25,282
    *Brigus Gold Corp. ..............................................         24,906            32,733
     Brookfield Asset Management, Inc. Class A ......................          9,700           280,660
     Brookfield Properties Corp. ....................................          5,900            96,839
    *C&C Energia, Ltd. ..............................................          4,900            41,245
     CAE, Inc. ......................................................         26,952           287,434
     Calfrac Well Services, Ltd. ....................................          4,400           136,403
    *Calvalley Petroleum, Inc. Class A ..............................         10,000            14,046
     Cameco Corp. ...................................................         24,773           531,622
     Canaccord Capital, Inc. ........................................         15,582           147,417
     Canada Bread Co., Ltd. .........................................            900            38,790
     Canadian Energy Services & Technology Corp. ....................          2,100            26,188
     Canadian Helicopters Group, Inc. ...............................            200             4,862
     Canadian Imperial Bank of Commerce .............................         17,807         1,341,666
     Canadian National Railway Co. ..................................          6,500           509,175
    *Canadian National Resources, Ltd. ..............................         30,720         1,083,637
     Canadian Oil Sands, Ltd. .......................................         10,508           243,526
     Canadian Pacific Railway, Ltd. .................................         13,872           857,441
     Canadian Tire Corp. Class A ....................................          9,261           553,569
     Canadian Utilities, Ltd. Class A ...............................         10,340           625,016
     Canadian Western Bank ..........................................         10,600           303,085
    *Canadian Zinc Corp. ............................................            679               450
     Canam Group, Inc. Class A ......................................          3,600            14,194
    *Canfor Corp. ...................................................         18,804           190,162
     Canfor Pulp Products, Inc. .....................................          4,502            60,524

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Canyon Services Group, Inc. ....................................          4,100   $        49,196
     Capital Power Corp. ............................................          2,745            69,427
     Capstone Infrastructure Corp. ..................................         14,438            88,214
    *Capstone Mining Corp. ..........................................         25,558            86,668
    *Cardiome Pharma Corp. ..........................................          5,100            16,885
     Cascades, Inc. .................................................         15,187            69,326
     Cash Store Financial Services, Inc. (The) ......................          2,500            24,153
     Cathedral Energy Services, Ltd. ................................          6,216            41,783
     CCL Industries, Inc. Class B ...................................          4,424           128,714
    *Celestica, Inc. ................................................         38,600           320,263
    *Celtic Exploration, Ltd. .......................................         11,800           292,292
     Cenovus Energy, Inc. ...........................................         20,055           686,910
    *Cequence Energy, Ltd. ..........................................         14,103            64,519
    *CGI Group, Inc. Class A ........................................         34,960           715,509
    *China Gold International Resources Corp., Ltd. .................         11,675            35,256
    *Chinook Energy, Inc. ...........................................          5,456             8,539
     Churchill Corp. Class A (The) ..................................          4,006            60,487
     CI Financial Corp. .............................................          4,800            96,313
     Cineplex, Inc. .................................................          7,095           188,417
    *Claude Resources, Inc. .........................................         32,900            64,364
     CML HealthCare, Inc. ...........................................          3,685            35,824
     Cogeco Cable, Inc. .............................................          2,800           133,237
     Cogeco, Inc. ...................................................            630            28,834
     Colabor Group, Inc. ............................................          4,766            48,294
    *COM DEV International, Ltd. ....................................         13,300            25,753
    *Compton Petroleum Corp. ........................................            233             1,461
     Computer Modelling Group, Ltd. .................................          1,462            20,285
    *Connacher Oil & Gas, Ltd. ......................................         63,632            29,366
    *Constellation Software, Inc. ...................................            500            34,994
     Contrans Group, Inc. Class A ...................................          2,300            16,383
    *Copper Mountain Mining Corp. ...................................         10,140            54,121
     Corby Distilleries, Ltd. Class A ...............................          1,100            17,944
    *Corridor Resources, Inc. .......................................          9,600            23,693
     Corus Entertainment, Inc. Class B ..............................         14,443           276,616
    *Cott Corp. .....................................................         19,200           134,838
     Crescent Point Energy Corp. ....................................         18,100           773,029
    *Crew Energy, Inc. ..............................................         10,600           116,555
    *Crocodile Gold Corp. ...........................................          8,500             4,434
    *Crocotta Energy, Inc. ..........................................          4,900            14,650
     Davis & Henderson Corp. ........................................          7,311           124,692
     Daylight Energy, Ltd. ..........................................         36,782           363,484
    *Delphi Energy Corp. ............................................         23,300            49,323
    *Denison Mines Corp. ............................................         56,300            88,679
    *Descartes Systems Group, Inc. (The) ............................          8,700            65,026
     Dollarama, Inc. ................................................          5,057           190,357
     Dorel Industries, Inc. Class B .................................          5,700           138,619
    *DragonWave, Inc. ...............................................          4,600            17,445
    *Duluth Metals, Ltd. ............................................          2,700             7,232
    *Dundee Capital Markets, Inc. ...................................          7,600             6,100
   #*Dundee Precious Metals, Inc. ...................................         19,700           158,114
    *Dynasty Metals & Mining, Inc. ..................................            557             1,280
    *Eastern Platinum, Ltd. .........................................        156,800           102,252
    *Eastmain Resources, Inc. .......................................          5,600             7,472
    *Eco Oro Minerals Corp. .........................................          4,500            11,377
     E-L Financial Corp., Ltd. ......................................            184            71,994
     Eldorado Gold Corp. ............................................         29,028           545,467
     Emera, Inc. ....................................................          3,544           116,373
     Empire Co., Ltd. Class A .......................................          5,488           335,474
     Enbridge Income Fund Holdings, Inc. ............................          1,575            29,817
     Enbridge, Inc. .................................................         15,148           524,766
     Encana Corp. ...................................................         45,510           987,134

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Endeavour Mining Corp. .........................................         27,895   $        58,211
    *Endeavour Silver Corp. .........................................          2,400            26,029
     Enerflex, Ltd. .................................................          9,300            95,729
     Enerplus Corp. .................................................         21,082           586,299
    *Enghouse Systems, Ltd. .........................................          2,022            19,961
     Ensign Energy Services, Inc. ...................................         22,293           335,262
    *Epsilon Energy, Ltd. ...........................................         14,800            45,287
     Equitable Group, Inc. ..........................................          3,000            76,990
    *Essential Energy Services, Ltd. ................................         16,649            29,732
    *Euro Goldfields, Ltd. ..........................................         12,400           139,582
     Evertz Technologies, Ltd. ......................................          4,665            58,783
     Exchange Income Corp. ..........................................            295             6,138
    *EXFO, Inc. .....................................................          5,100            30,956
    *Fairborne Energy, Ltd. .........................................         12,865            45,949
     Fairfax Financial Holdings, Ltd. ...............................          3,130         1,308,429
     Finning International, Inc. ....................................          8,156           190,654
     Firm Capital Mortgage Investment Corp. .........................            500             6,321
     First Capital Realty, Inc. .....................................          5,800            94,674
    *First Majestic Silver Corp. ....................................         16,200           275,160
     First National Financial Corp. .................................            800            12,160
     First Quantum Minerals, Ltd. ...................................         39,500           828,638
    *FirstService Corp. .............................................          2,200            61,470
    *Flint Energy Services, Ltd. ....................................          8,400           100,707
     Fortis, Inc. ...................................................          9,300           314,432
    *Fortress Paper, Ltd. ...........................................          1,586            60,878
    *Fortuna Silver Mines, Inc. .....................................         13,100            83,193
    *Fortune Minerals, Ltd. .........................................          9,363             9,112
    *Galleon Energy, Inc. Class A ...................................          9,608            26,990
    *Genesis Land Development Corp. .................................         12,700            38,861
     Genivar, Inc. ..................................................          3,817            88,307
     Gennum Corp. ...................................................          6,300            38,745
     Genworth MI Canada, Inc. .......................................          7,776           171,630
     George Weston, Ltd. ............................................          5,160           357,667
     Gildan Activewear, Inc. ........................................         11,000           283,842
     Glacier Media, Inc. ............................................          1,400             2,655
    *GLG Life Tech Corp. ............................................          4,682             8,267
     Gluskin Sheff + Associates, Inc. ...............................            900            14,582
    *GLV, Inc. Class A ..............................................          6,118            27,007
     GMP Capital, Inc. ..............................................          5,500            39,288
     Goldcorp, Inc. .................................................         32,117         1,562,753
    *Golden Star Resources, Ltd. ....................................         45,300            89,532
    *Gran Tierra Energy, Inc. .......................................         38,885           238,362
    *Grande Cache Coal Corp. ........................................         14,900           147,542
   #*Great Basin Gold, Ltd. .........................................         67,300            94,527
    *Great Canadian Gaming Corp. ....................................         11,000            90,494
     Great-West Lifeco, Inc. ........................................         14,700           327,257
     Groupe Aeroplan, Inc. ..........................................         30,480           351,051
     Guardian Capital Group, Ltd. Class A ...........................          3,750            38,187
    *Hanfeng Evergreen, Inc. ........................................          6,300            19,530
    *Harry Winston Diamond Corp. ....................................         10,400           126,042
    *Heroux-Devtek, Inc. ............................................          6,091            40,943
    *High River Gold Mines, Ltd. ....................................         58,259            77,153
     Home Capital Group, Inc. .......................................          4,100           185,431
     Horizon North Logistics, Inc. ..................................         10,977            49,558
     HudBay Minerals, Inc. ..........................................         32,552           356,627
     Husky Energy, Inc. .............................................         16,200           415,910
     IAMGOLD Corp. ..................................................         33,500           720,246
     IBI Group, Inc. ................................................          1,981            24,346
     IGM Financial, Inc. ............................................          3,400           146,813
    *Imax Corp. .....................................................          5,500           106,110
    *Imperial Metals Corp. ..........................................          2,400            50,685

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Imperial Oil, Ltd. .............................................          3,300   $       136,668
     Indigo Books & Music, Inc. .....................................          1,800            12,009
     Industrial Alliance Insurance & Financial Services, Inc. .......         14,936           485,954
     Inmet Mining Corp. .............................................         10,224           610,312
     Innergex Renewable Energy, Inc. ................................          7,880            74,630
     Intact Financial Corp. .........................................         14,100           786,799
    *International Forest Products, Ltd. Class A ....................          6,640            27,446
    *Intertape Polymer Group, Inc. ..................................          6,870            20,333
    *Ivanhoe Energy, Inc. ...........................................         31,000            38,254
    *Ivanhoe Mines, Ltd. ............................................          5,750           117,682
   #*Jaguar Mining, Inc. ............................................         19,700           101,786
     Jean Coutu Group PJC, Inc. Class A (The) .......................         14,900           190,594
     Just Energy Group, Inc. ........................................         13,746           148,389
    *Katanga Mining, Ltd. ...........................................         12,452            17,739
     K-Bro Linen, Inc. ..............................................          2,129            40,070
    *Keegan Resources, Inc. .........................................          4,402            26,277
     Keyera Corp. ...................................................          1,600            72,989
     Killam Properties, Inc. ........................................          4,137            44,452
     Kinross Gold Corp. .............................................         66,181           943,498
    *Kirkland Lake Gold, Inc. .......................................          1,800            33,643
    *La Mancha Resources, Inc. ......................................          4,400             9,800
    *Lake Shore Gold Corp. ..........................................         50,500            74,984
     Laurentian Bank of Canada ......................................          5,600           258,328
    *Legacy Oil & Gas, Inc. .........................................         17,627           159,514
     Leisureworld Senior Care Corp. .................................          4,223            45,037
     Leon's Furniture, Ltd. .........................................          4,744            56,162
     Linamar Corp. ..................................................          8,800           139,670
     Liquor Stores N.A., Ltd. .......................................            325             4,728
     Loblaw Cos., Ltd. ..............................................         10,647           407,507
    *Lundin Mining Corp. ............................................         66,110           259,333
     MacDonald Dettweiler & Associates, Ltd. ........................          4,245           190,839
    *MAG Silver Corp. ...............................................          6,100            57,221
     Magna International, Inc. ......................................         34,872         1,330,506
     Major Drilling Group International, Inc. .......................          6,000            80,241
     Manitoba Telecom Services, Inc. ................................          4,000           128,136
     Manulife Financial Corp. .......................................        103,272         1,363,491
     Maple Leaf Foods, Inc. .........................................         15,875           179,972
    *Martinrea International, Inc. ..................................         12,771            90,201
     MDS, Inc. ......................................................         13,200           115,877
    *MEG Energy Corp. ...............................................          7,200           324,767
    *MEGA Brands, Inc. ..............................................          4,100            35,581
   #*Mega Uranium, Ltd. .............................................         22,900             7,352
    *Melcor Developments, Ltd. ......................................            100             1,245
    *Mercator Minerals, Ltd. ........................................          1,000             2,037
     Methanex Corp. .................................................         13,000           335,189
     Metro, Inc. Class A ............................................         12,975           635,765
    *MI Developments, Inc. ..........................................          3,835           121,735
    *Midway Energy, Ltd. ............................................         11,766            44,384
    *Migao Corp. ....................................................         14,924            57,944
    *Minefinders Corp. ..............................................          6,800            96,397
    *Minera Andes, Inc. .............................................         40,000            76,649
    *Miranda Technologies, Inc. .....................................            142               983
    *Mood Media Corp. ...............................................          6,100            18,237
     Morneau Shepell, Inc. ..........................................          7,175            71,984
     Mosaid Technologies, Inc. ......................................          1,700            77,602
     Mullen Group, Ltd. .............................................         11,071           222,475
     NAL Energy Corp. ...............................................         19,538           173,083
     National Bank of Canada ........................................         18,272         1,304,108
    *Neo Material Technologies, Inc. ................................         28,900           223,546
    *New Gold, Inc. .................................................         55,980           693,607
     Newalta Corp. ..................................................          7,240            85,783


                                      1000

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Nexen, Inc. ....................................................         54,450   $       924,844
     Niko Resources, Ltd. ...........................................          2,643           145,388
    *Norbord, Inc. ..................................................          3,790            33,309
    *North American Energy Partners, Inc. ...........................          3,938            27,340
   #*North American Palladium, Ltd. .................................         11,500            38,420
     North West Co., Inc. (The) .....................................            929            17,504
    *Northern Dynasty Minerals, Ltd. ................................          2,300            18,668
     Northland Power, Inc. ..........................................         11,510           190,996
     Nuvista Energy, Ltd. ...........................................         12,210            75,336
    *OceanaGold Corp. ...............................................         47,161           119,233
   #*Oncolytics Biotech, Inc. .......................................          5,908            27,977
     Onex Corp. .....................................................         13,600           450,946
    *Open Range Energy Corp. ........................................          2,932            33,769
    *Open Text Corp. ................................................          3,800           232,594
    *Orvana Minerals Corp. ..........................................         32,351            55,501
    *Pace Oil & Gas, Ltd. ...........................................            920             4,680
     Pacific Northern Gas, Ltd. .....................................            278            10,227
     Pacific Rubiales Energy Corp. ..................................         23,200           540,926
    *Paladin Labs, Inc. .............................................            883            32,831
     Pan Amer Silver Corp. ..........................................         10,600           296,173
    *Paramount Resources, Ltd. Class A ..............................          3,700           134,637
     Parkland Fuel Corp. ............................................          3,228            33,616
     Pason Systems, Inc. ............................................          2,400            32,554
    *Patheon, Inc. ..................................................         12,718            17,863
     Pembina Pipeline Corp. .........................................          4,271           116,250
     Pengrowth Energy Corp. .........................................         57,493           599,877
     Penn West Petroleum, Ltd. ......................................         48,357           864,046
     Perpetual Energy, Inc. .........................................         13,463            22,151
    *Petaquilla Minerals, Ltd. ......................................         21,700            15,893
     PetroBakken Energy, Ltd. Class A ...............................         12,146           110,645
    *Petrobank Energy & Resources, Ltd. .............................         13,611           122,489
     Petrominerales, Ltd. ...........................................          3,317            87,522
     Peyto Exploration & Development Corp. ..........................            351             7,659
    *Phoscan Chemical Corp. .........................................         10,500             3,371
     PHX Energy Services Corp. ......................................          2,917            29,997
     Potash Corp. of Saskatchewan, Inc. .............................          6,500           307,670
    *Precision Drilling Corp. .......................................         47,071           545,915
     Premium Brands Holdings Corp. ..................................          3,200            50,243
    *Primero Mining Corp. ...........................................          9,000            25,282
     Progress Energy Resources Corp. ................................         30,757           435,396
     Progressive Waste Solutions, Ltd. ..............................         19,419           409,129
     Provident Energy, Ltd. .........................................          2,013            18,237
     Pulse Seismic, Inc. ............................................          5,388            10,271
    *QLT, Inc. ......................................................         15,600           107,521
    *Quadra FNX Mining, Ltd. ........................................         35,063           404,539
     Quebecor, Inc. Class B .........................................          7,700           266,516
    *Queenston Mining, Inc. .........................................          3,266            19,922
    *Questerre Energy Corp. .........................................         32,700            32,807
    *Ram Power Corp. ................................................         20,360             6,332
     Reitmans Canada, Ltd. ..........................................          2,400            37,682
     Reitmans Canada, Ltd. Class A ..................................          6,900           108,199
    *Research In Motion, Ltd. .......................................         16,010           323,814
    *Resverlogix Corp. ..............................................          3,800             4,422
     Richelieu Hardware, Ltd. .......................................          2,868            76,566
    *Richmont Mines, Inc. ...........................................          2,400            29,279
     Ritchie Brothers Auctioneers, Inc. .............................          2,700            53,743
    *RMP Energy, Inc. ...............................................         14,900            33,335
    *Rock Energy, Inc. ..............................................          8,809            21,387
     Rocky Mountain Dealerships, Inc. ...............................          1,878            17,221
     Rogers Communications, Inc. Class B ............................          4,600           167,755
     Rogers Sugar, Inc. .............................................         11,372            59,441


                                      1001

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     RONA, Inc. .....................................................         25,060   $       241,360
     Royal Bank of Canada ...........................................         52,074         2,540,093
    *Ruggedcom, Inc. ................................................          1,100            17,922
     Russel Metals, Inc. ............................................         10,876           250,309
    *Sabina Gold & Silver Corp. .....................................         30,593           132,593
    *Sandvine Corp. .................................................         27,400            43,433
     Saputo, Inc. ...................................................          4,200           173,520
    *Savanna Energy Services Corp. ..................................         18,200           153,561
    *Scorpio Mining Corp. ...........................................         19,355            39,225
    *Sears Canada, Inc. .............................................          5,000            75,846
    *Secure Energy Services, Inc. ...................................          4,967            39,118
    *SEMAFO, Inc. ...................................................         23,000           176,524
     Shaw Communictions, Inc. Class B ...............................          8,210           166,300
     ShawCor, Ltd. Class A ..........................................          7,711           184,507
     Sherritt International Corp. ...................................         50,200           288,584
     Shoppers Drug Mart Corp. .......................................         10,400           437,181
    *Sierra Wireless, Inc. ..........................................          7,200            53,381
    *Silver Standard Resources, Inc. ................................         11,700           228,424
     Silver Wheaton Corp. ...........................................          7,500           258,992
     Silvercorp Metals, Inc. ........................................         29,600           275,287
    *Sino-Forest Corp. ..............................................         40,797            56,096
     SNC-Lavalin Group, Inc. ........................................          3,784           190,159
    *Softchoice Corp. ...............................................          1,700            14,924
    *Sonde Resources Corp. ..........................................            700             2,072
    *Southern Pacific Resource Corp. ................................         60,458            89,163
    *SouthGobi Resources, Ltd. ......................................         12,000           100,166
    *Sprott Resource Corp. ..........................................         16,255            70,940
     Sprott Resource Lending Corp. ..................................         24,454            35,083
     Sprott, Inc. ...................................................          1,097             7,715
    *Stantec, Inc. ..................................................          8,271           203,383
     Stella-Jones, Inc. .............................................            200             7,978
    *Stornoway Diamond Corp. ........................................         11,700            17,725
     Student Transportation, Inc. ...................................          8,498            51,751
    *Sulliden Gold Corp., Ltd. ......................................         25,197            46,008
     Sun Life Financial, Inc. .......................................         47,557         1,200,436
     Suncor Energy, Inc. ............................................         94,688         3,016,146
    *SunOpta, Inc. ..................................................          4,800            25,475
     Superior Plus Corp. ............................................         19,700           136,373
    *SXC Health Solutions Corp. .....................................          6,160           286,014
     Talisman Energy, Inc. ..........................................         73,400         1,041,260
    *Tanzanian Royalty Exploration Corp. ............................          7,800            29,737
    *Taseko Mines, Ltd. .............................................         22,900            83,168
     Teck Resources, Ltd. Class B ...................................         43,200         1,731,901
     Telus Corp. ....................................................            300            16,141
     Telus Corp. Non-Voting .........................................         12,332           630,117
    *Tembec, Inc. ...................................................          4,992            16,026
    *Thompson Creek Metals Co., Inc. ................................         21,100           151,569
     Thomson Reuters Corp. ..........................................         24,281           718,381
     Tim Hortons, Inc. ..............................................          5,075           249,791
     TMX Group, Inc. ................................................          2,120            93,159
    *Torex Gold Resources, Inc. .....................................         31,324            47,768
     Toromont Industries, Ltd. ......................................          9,571           179,561
     Toronto Dominion Bank ..........................................         48,900         3,690,742
     Torstar Corp. Class B ..........................................         12,400           129,878
     Total Energy Services, Inc. ....................................          4,600            66,041
     TransAlta Corp. ................................................         25,070           551,578
     TransCanada Corp. ..............................................         44,102         1,874,694
     Transcontinental, Inc. Class A .................................         11,892           151,521
     TransForce, Inc. ...............................................         11,700           141,210
    *TransGlobe Energy Corp. ........................................          8,100            83,377
     Trican Well Service, Ltd. ......................................         11,000           194,562


                                      1002

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Trilogy Energy Corp. ...........................................          1,900   $        64,734
     Trinidad Drilling, Ltd. ........................................         24,442           191,269
    *Twin Butte Energy, Ltd. ........................................         29,800            56,805
    *U308 Corp. .....................................................          2,844               927
    *UEX Corp. ......................................................         18,400            13,660
     Uni-Select, Inc. ...............................................          2,996            77,910
   #*Uranium One, Inc. ..............................................         99,395           299,157
   #*Ur-Energy, Inc. ................................................          3,300             4,172
     Valeant Pharmaceuticals International, Inc. ....................         28,215         1,114,163
     Valener, Inc. ..................................................          2,085            30,749
     Veresen, Inc. ..................................................          1,460            21,107
     Vermilion Energy, Inc. .........................................          1,500            70,670
    *Vero Energy, Inc. ..............................................          7,049            21,570
     Viterra, Inc. ..................................................         50,633           521,188
     Wajax Corp. ....................................................          1,947            70,340
     Wesdome Gold Mines, Ltd. .......................................          6,860            17,344
     West Fraser Timber Co., Ltd. ...................................          6,448           278,168
    *Westaim Corp. ..................................................          3,500             1,861
    *Westfire Energy, Ltd. ..........................................          3,742            17,232
   #*Westport Innovations, Inc. .....................................          7,700           232,371
     Wi-Lan, Inc. ...................................................         15,500           115,385
     Winpak, Ltd. ...................................................          6,400            75,445
    *Xtreme Coil Drilling Corp. .....................................            500             1,605
     Yamana Gold, Inc. ..............................................         75,600         1,128,596
    #Yellow Media, Inc. .............................................         79,662            29,171
    *Yukon-Nevada Gold Corp. ........................................         20,500             7,610
     Zargon Oil & Gas, Ltd. .........................................          1,225            17,292
                                                                                       ---------------
TOTAL CANADA ........................................................                       91,126,529
                                                                                       ---------------
CHILE -- (0.5%)
     AES Gener SA ...................................................        175,156           100,071
    *Aguas Andinas SA Series A ......................................        284,336           171,780
     Banco de Chile SA Series F ADR .................................          2,156           174,830
     Banco de Credito e Inversiones SA ..............................          5,600           313,186
     Banco Santander Chile SA .......................................      1,227,899            95,009
     Banco Santander Chile SA ADR ...................................            324            26,464
     Banmedica SA ...................................................         34,214            59,357
     Besalco SA .....................................................         42,000            65,269
     CAP SA .........................................................          4,639           180,362
     Cencosud SA ....................................................         72,724           467,648
     Cia Cervecerias Unidas SA ADR ..................................          3,200           183,296
     Cia General de Electricidad SA .................................         22,611           107,067
     Colbun SA ......................................................        415,803           113,051
     Compania Sud Americana de Vapores SA ...........................        120,818            33,009
     Corpbanca SA ...................................................      6,329,164            91,692
     Corpbanca SA ADR ...............................................          3,040            63,384
     Cristalerias de Chile SA .......................................          2,000            19,390
     E.CL SA ........................................................         28,118            76,885
     Embotelladora Andina SA Series B ADR ...........................            315             8,978
     Empresa Nacional de Electricidad SA Sponsored ADR ..............          5,400           260,496
     Empresas CMPC SA ...............................................        111,810           464,515
     Empresas Copec SA ..............................................         31,554           483,708
    *Empresas Hites SA ..............................................         17,500            14,948
     Empresas Iansa SA ..............................................        761,908            66,510
     Empresas La Polar SA ...........................................         36,416            24,211
     Enersis SA Sponsored ADR .......................................         17,981           352,967
     ENTEL Chile SA .................................................         18,601           367,958
     Forus SA .......................................................          7,930            23,711
     Grupo Security SA ..............................................        142,214            50,805
     Inversiones Aguas Metropolitanas SA ............................        113,565           178,477
    #Lan Airlines SA Sponsored ADR ..................................          2,900            72,703


                                      1003

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHILE -- (Continued)
    *Madeco SA ......................................................      1,665,058   $        69,838
     Masisa SA ......................................................        512,877            53,669
    *Molibdenos y Metales SA ........................................            967            14,812
     Multiexport Foods SA ...........................................         68,000            21,165
     Parque Arauco SA ...............................................         46,352            88,802
     Ripley Corp. SA ................................................         89,231            94,498
     S.A.C.I. Falabella SA ..........................................          8,570            80,629
     Salfacorp SA ...................................................         22,708            70,374
     Sigdo Koppers SA ...............................................         67,237           120,132
     Sociedad Quimica y Minera de Chile SA Sponsored ADR ............            800            46,800
     Socovesa SA ....................................................        110,770            53,532
    *Sonda SA .......................................................         70,003           170,882
     Vina Concha Y Toro SA ..........................................         72,727           143,558
     Vina Concha Y Toro SA Sponsored ADR ............................            600            22,200
                                                                                       ---------------
TOTAL CHILE .........................................................                        5,762,628
                                                                                       ---------------
CHINA -- (4.3%)
   #*361 Degrees International, Ltd. ................................         87,000            41,962
    #Agile Property Holdings, Ltd. ..................................        320,000           287,635
     Air China, Ltd. Series H .......................................        142,000           110,160
    #Ajisen China Holdings, Ltd. ....................................         69,000            97,945
    #Alibaba.com, Ltd. ..............................................         29,500            34,644
    #Aluminum Corp. of China, Ltd. ADR ..............................         15,900           211,311
     AMVIG Holdings, Ltd. ...........................................        130,000            81,113
    #Angang Steel Co., Ltd. Series H ................................        124,000            75,655
    #Anhui Conch Cement Co., Ltd. Series H ..........................        120,000           431,822
     Anhui Expressway Co., Ltd. Series H ............................        110,000            68,253
    #Anta Sports Products, Ltd. .....................................         41,000            37,338
     Anton Oilfield Services Group ..................................        338,000            45,853
    #Asia Cement China Holdings Corp. ...............................         73,000            34,523
     Asian Citrus Holdings, Ltd. ....................................         33,000            22,700
     AviChina Industry & Technology Co., Ltd. Series H ..............        296,000           129,624
     Bank of China, Ltd. Series H ...................................      3,869,800         1,377,296
     Bank of Communications Co., Ltd. Series H ......................        332,695           228,652
     Baoye Group Co., Ltd. Series H .................................         53,040            26,018
   #*BaWang International Group Holding, Ltd. .......................        284,000            32,667
     BBMG Corp. Series H ............................................         46,000            40,169
     Beijing Capital International Airport Co., Ltd. Series H .......        386,000           171,860
     Beijing Capital Land, Ltd. Series H ............................        150,000            38,090
    *Beijing Development HK, Ltd. ...................................         48,000             6,964
     Beijing Enterprises Holdings, Ltd. .............................        117,500           652,475
   #*Beijing Enterprises Water Group, Ltd. ..........................        401,000            97,326
     Beijing Jingkelong Co., Ltd. Series H ..........................         12,000            11,689
     Beijing North Star Co., Ltd. Series H ..........................        102,000            16,228
     Belle International Holdings, Ltd. .............................        230,000           447,576
     Bosideng International Holdings, Ltd. ..........................        398,000           109,719
   #*Brilliance China Automotive Holdings, Ltd. .....................        696,000           750,539
   #*BYD Co., Ltd. Series H .........................................         51,000           122,994
    *BYD Electronic International Co., Ltd. .........................        157,500            57,184
     C C Land Holdings, Ltd. ........................................        243,000            58,418
     Central China Real Estate, Ltd. ................................         77,696            17,446
    #Chaoda Modern Agriculture Holdings, Ltd. .......................        547,200            77,479
     China Aerospace International Holdings, Ltd. ...................        180,000            15,501
     China Agri-Industries Holdings, Ltd. ...........................        282,000           224,810
     China Aoyuan Property Group, Ltd. ..............................        301,000            35,391
     China Automation Group, Ltd. ...................................         72,000            25,177
     China BlueChemical, Ltd. Series H ..............................        410,000           322,854
    *China Citic Bank Corp., Ltd. Series H ..........................        790,000           422,417
     China Coal Energy Co., Ltd. Series H ...........................        289,000           359,958
     China Communications Construction Co., Ltd. Series H ...........        391,000           294,914
     China Communications Services Corp., Ltd. Series H .............        452,000           206,733


                                      1004

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     China Construction Bank Corp. Series H .........................      3,488,200   $     2,562,904
    #China COSCO Holdings Co., Ltd. Series H ........................        161,000            83,764
     China Dongxiang Group Co., Ltd. ................................        307,000            54,917
    *China Eastern Airlines Corp., Ltd. ADR .........................          1,626            31,382
    #China Everbright International, Ltd. ...........................        194,000            56,254
     China Everbright, Ltd. .........................................        152,000           225,738
    #China Foods, Ltd. ..............................................        158,000           124,213
     China Gas Holdings, Ltd. .......................................        248,000            71,484
    *China Grand Forestry Green Resources Group, Ltd. ...............        444,000             2,773
     China Green Holdings, Ltd. .....................................         84,000            26,042
     China Haidian Holdings, Ltd. ...................................        450,000            46,916
   #*China High Precision Automation Group, Ltd. ....................        127,000            44,792
     China High Speed Transmission Equipment Group Co., Ltd. ........        127,000            80,108
     China Huiyuan Juice Group, Ltd. ................................         80,500            25,161
     China Life Insurance Co., Ltd. ADR .............................          8,269           320,424
     China Longyuan Power Group Corp. Series H ......................         68,000            56,383
    *China Medical System Holdings, Ltd. ............................          3,000             2,199
     China Mengniu Dairy Co., Ltd. ..................................        109,000           345,939
    #China Merchants Bank Co., Ltd. Series H ........................        135,701           274,003
     China Merchants Holdings International Co., Ltd. ...............        231,739           720,957
    #China Metal Recycling Holdings, Ltd. ...........................         75,000            82,386
    *China Mining Resources Group, Ltd. .............................      1,150,000            16,727
    #China Minsheng Banking Corp., Ltd. Series H ....................        291,500           236,350
     China Mobile, Ltd. .............................................          8,000            76,035
     China Mobile, Ltd. Sponsored ADR ...............................         58,300         2,772,748
    #China Molybdenum Co., Ltd. Series H ............................        247,000           122,346
    #China National Building Material Co., Ltd. Series H ............        412,000           527,733
    #China National Materials Co., Ltd. Series H ....................        224,000           112,777
   #*China Oil & Gas Group, Ltd. ....................................        640,000            42,946
     China Oilfield Services, Ltd. Series H .........................        126,000           208,921
    #China Overseas Land & Investment, Ltd. .........................        268,827           498,792
     China Pacific Insurance Group Co., Ltd. Series H ...............         98,800           301,934
     China Petroleum & Chemical Corp. ADR ...........................          9,433           890,475
     China Pharmaceutical Group, Ltd. ...............................        124,000            33,598
     China Power International Development, Ltd. ....................        271,000            57,689
    *China Power New Energy Development Co., Ltd. ...................        280,000            11,684
   #*China Precious Metal Resources Holdings Co., Ltd. ..............        156,000            30,336
    *China Properties Group, Ltd. ...................................         48,000            12,133
   #*China Qinfa Group, Ltd. ........................................        116,000            22,547
     China Railway Construction Corp., Ltd. Series H ................        179,000           106,674
    #China Railway Group, Ltd. Series H .............................         75,000            24,901
   #*China Rare Earth Holdings, Ltd. ................................        158,000            34,298
     China Resources Enterprise, Ltd. ...............................        142,000           518,591
   #*China Resources Gas Group, Ltd. ................................         46,000            66,836
    #China Resources Land, Ltd. .....................................        232,000           339,578
     China Resources Microelectronics, Ltd. .........................        200,000            12,228
    #China Resources Power Holdings Co., Ltd. .......................        122,000           216,989
     China SCE Property Holdings, Ltd. ..............................         78,000            15,920
    #China Shanshui Cement Group, Ltd. ..............................         65,000            50,033
     China Shenhua Energy Co., Ltd. Series H ........................         91,616           419,124
    #China Shineway Pharmaceutical Group, Ltd. ......................         32,000            44,669
    *China Shipping Container Lines Co., Ltd. Series H ..............        783,000           147,558
     China Shipping Development Co., Ltd. Series H ..................        261,752           184,393
   #*China Singyes Solar Technologies Holdings, Ltd. ................         50,000            27,212
    #China South City Holdings, Ltd. ................................         90,000            12,640
   #*China Southern Airlines Co., Ltd. ADR ..........................          2,850            78,460
    #China State Construction International Holdings, Ltd. ..........        201,600           155,270
     China Sunshine Paper Holdings Co., Ltd. ........................         68,500            10,944
    *China Taiping Insurance Holdings Co., Ltd. .....................         93,000           200,256
     China Telecom Corp., Ltd. ADR ..................................          3,400           207,740
     China Travel International Investment Hong Kong, Ltd. ..........        452,108            68,272


                                      1005

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     China Unicom Hong Kong, Ltd. ADR ...............................         76,106   $     1,530,492
   #*China Vanadium Titano - Magnetite Mining Co., Ltd. .............        108,000            22,277
    #China Water Affairs Group, Ltd. ................................         96,000            27,574
     China Wireless Technologies, Ltd. ..............................        120,000            20,077
    #China Yurun Food Group, Ltd. ...................................        135,000           232,285
    #China Zhongwang Holdings, Ltd. .................................         36,000            11,860
    *Chinasoft International, Ltd. ..................................         40,000            10,446
    *Chongqing Iron & Steel Co., Ltd. Series H ......................        196,000            33,563
     Chongqing Machinery & Electric Co., Ltd. Series H ..............        101,925            19,933
     Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. .....         27,000             6,552
    *CIMC Enric Holdings, Ltd. ......................................         70,000            23,306
    *Citic 21CN Co., Ltd. ...........................................         30,000             2,412
    #Citic Pacific, Ltd. ............................................        191,000           345,189
    *CITIC Resources Holdings, Ltd. .................................        486,000            69,315
     CNOOC, Ltd. ADR ................................................          5,000           943,050
    #Comba Telecom Systems Holdings, Ltd. ...........................        131,767           111,092
   #*Comtec Solar Systems Group, Ltd. ...............................        116,000            21,324
    #COSCO International Holdings, Ltd. .............................        108,000            45,870
     COSCO Pacific, Ltd. ............................................        260,000           361,113
    *Coslight Technology International Group, Ltd. ..................         12,000             3,482
    #Country Garden Holdings Co., Ltd. ..............................        897,000           355,156
     CPMC Holdings, Ltd. ............................................          9,000             3,984
    #CSR Corp., Ltd. Series H .......................................         41,000            24,521
     DaChan Food Asia, Ltd. .........................................        128,000            25,102
     Dalian Port (PDA) Co., Ltd. Series H ...........................        156,000            40,081
     Daphne International Holdings, Ltd. ............................        204,000           213,390
    #Datang International Power Generation Co., Ltd. Series H .......        186,000            47,935
     Dawnrays Pharmaceutical Holdings, Ltd. .........................         56,000            16,029
     Digital China Holdings, Ltd. ...................................         88,000           139,526
    #Dongfang Electric Co., Ltd. Series H ...........................         30,400            93,811
    #Dongfeng Motor Corp. Series H ..................................        270,000           443,162
     Dongyue Group Co., Ltd. ........................................        156,000           119,426
    #Dynasty Fine Wines Group, Ltd. .................................        114,000            26,863
     ENN Energy Holdings, Ltd. ......................................         78,000           281,855
    #Evergrande Real Estate Group, Ltd. .............................        462,000           199,801
     Fantasia Holdings Group Co., Ltd. ..............................         37,500             3,903
     First Tractor Co., Ltd. Series H ...............................         64,000            57,997
    #Fosun International, Ltd. ......................................        342,500           193,996
    #Franshion Properties China, Ltd. ...............................        664,000           136,380
    #Fufeng Group, Ltd. .............................................         98,000            52,682
    #GCL-Poly Energy Holdings, Ltd. .................................        348,000           112,333
    #Geely Automobile Holdings, Ltd. ................................        525,000           134,231
     Global Bio-Chem Technology Group Co., Ltd. .....................        336,000            76,895
    *Global Sweeteners Holdings, Ltd. ...............................        110,000            13,261
   #*Glorious Property Holdings, Ltd. ...............................        170,000            26,403
    #Golden Eagle Retail Group, Ltd. ................................         41,000           103,874
    *Golden Meditech Holdings, Ltd. .................................        312,000            35,850
    #GOME Electrical Appliances Holding, Ltd. .......................      1,147,060           353,137
    #Great Wall Motor Co., Ltd. Series H ............................        267,500           360,541
     Great Wall Technology Co., Ltd. Series H .......................         86,000            20,429
     Greentown China Holdings, Ltd. .................................        117,000            74,742
    #Guangdong Investment, Ltd. .....................................        354,000           212,200
     Guangshen Railway Co., Ltd. Sponsored ADR ......................          7,219           124,456
     Guangzhou Automobile Group Co., Ltd. Series H ..................        506,259           505,077
    *Guangzhou Investment Co., Ltd. .................................        915,200           141,251
     Guangzhou Pharmaceutical Co., Ltd. Series H ....................         50,000            35,014
    #Guangzhou R&F Properties Co., Ltd. Series H ....................        207,200           200,029
     Guangzhou Shipyard International Co., Ltd. Series H ............         57,200            48,118
   #*Haier Electronics Group Co., Ltd. ..............................        161,000           153,078
     Hainan Meilan International Airport Co., Ltd. Series H .........         27,000            18,991
    #Haitian International Holdings, Ltd. ...........................         50,000            44,425


                                      1006

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Harbin Electric Co., Ltd. Series H .............................        118,236   $       119,151
     Henderson Investment, Ltd. .....................................        602,000            43,767
     Heng Tai Consumables Group, Ltd. ...............................        409,500            25,476
     Hengan International Group Co., Ltd. ...........................         25,000           216,391
    #Hengdeli Holdings, Ltd. ........................................        306,000           137,185
   #*Hi Sun Technology (China), Ltd. ................................        279,000            80,238
    #Hidili Industry International Development, Ltd. ................        184,000            76,831
    *HKC Holdings, Ltd. .............................................        305,477            12,426
    *Honghua Group, Ltd. ............................................        185,000            18,822
    #Hopewell Highway Infrastructure, Ltd. ..........................         58,300            32,008
    #Hopson Development Holdings, Ltd. ..............................        134,000            83,543
    #Hua Han Bio-Pharmaceutical Holdings, Ltd. ......................        111,200            24,770
    #Huabao International Holdings, Ltd. ............................         66,000            41,843
   #*Huadian Power International Corp. Series H .....................        164,000            25,444
     Huaneng Power International, Inc. ADR ..........................          3,000            53,910
    *Hunan Non-Ferrous Metal Corp., Ltd. Series H ...................        300,000            83,620
     Huscoke Resources Holdings, Ltd. ...............................        568,000            13,238
     Industrial & Commercial Bank of China, Ltd. Series H ...........      2,270,460         1,414,949
     Inspur International, Ltd. .....................................        465,000            16,207
    *Interchina Holdings Co., Ltd. ..................................        204,000            10,524
    #International Mining Machinery Holdings, Ltd. ..................         39,500            39,716
    #Intime Department Store Group Co., Ltd. ........................         95,000           137,058
     Jiangsu Express Co., Ltd. Series H .............................        108,000            92,400
     Jiangxi Copper Co., Ltd. Series H ..............................        103,000           247,936
    #Jingwei Textile Machinery Co., Ltd. Series H ...................         28,000            15,817
     Ju Teng International Holdings, Ltd. ...........................        136,000            25,935
    *Kai Yuan Holdings, Ltd. ........................................        940,000            21,650
   #*Kaisa Group Holdings, Ltd. .....................................        193,000            39,928
     Kasen International Holdings, Ltd. .............................         30,000             4,562
     Kingboard Chemical Holdings, Ltd. ..............................        123,000           415,451
    #Kingboard Laminates Holdings, Ltd. .............................        217,000           116,541
    #Kingdee International Software Group Co., Ltd. .................        315,600           126,647
     Kingsoft Corp., Ltd. ...........................................         65,000            28,636
     Kingway Brewery Holdings, Ltd. .................................        208,000            52,420
     Kunlun Energy Co., Ltd. ........................................        106,000           148,751
    #KWG Property Holding, Ltd. .....................................        163,400            70,478
     Lai Fung Holdings, Ltd. ........................................        689,000            20,213
     Le Saunda Holdings, Ltd. .......................................        126,000            49,552
     Lee & Man Paper Manufacturing, Ltd. ............................        328,600           134,348
     Lenovo Group, Ltd. .............................................        510,000           342,875
    #Li Ning Co., Ltd. ..............................................         77,500            73,390
     Lianhua Supermarket Holdings Co., Ltd. Series H ................         50,400            81,096
     Lijun International Pharmaceutical Holding, Ltd. ...............        245,000            28,255
     Lingbao Gold Co., Ltd. Series H ................................        100,000            44,920
    #Little Sheep Group, Ltd. .......................................         59,000            38,067
    #Lonking Holdings, Ltd. .........................................        272,000           107,287
     Loudong General Nice Resources China Holdings, Ltd. ............        423,000            39,815
    #Maanshan Iron & Steel Co., Ltd. Series H .......................        364,000           108,832
   #*Maoye International Holdings, Ltd. .............................        174,000            47,801
     Metallurgical Corp of China, Ltd. Series H .....................        203,000            44,050
     MIN XIN Holdings, Ltd. .........................................         24,000            11,443
   #*Mingyuan Medicare Development Co., Ltd. ........................        380,000            17,351
    *Minmetals Resources, Ltd. ......................................        252,000           129,101
    #Minth Group, Ltd. ..............................................        108,000           111,920
    *Nan Hai Corp, Ltd. .............................................      5,150,000            22,388
     NetDragon Websoft, Inc. ........................................         59,500            30,031
     New World China Land, Ltd. .....................................        193,200            43,834
     New World Department Store China, Ltd. .........................         78,000            50,905
    #Nine Dragons Paper Holdings, Ltd. ..............................        209,000           141,485
    *NVC Lighting Holdings, Ltd. ....................................        107,000            46,187
    #Parkson Retail Group, Ltd. .....................................        112,500           142,433


                                      1007

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     PCD Stores Group, Ltd. .........................................        260,000   $        38,864
   #*Peak Sport Products Co., Ltd. ..................................         52,000            15,223
     PetroChina Co., Ltd. ADR .......................................          9,000         1,166,490
     PICC Property & Casualty Co., Ltd. Series H ....................        174,000           239,989
     Ping An Insurance Group Co. of China, Ltd. Series H ............         26,500           196,367
    #Poly Hong Kong Investment, Ltd. ................................        331,000           166,434
     Ports Design, Ltd. .............................................         28,500            50,820
    *Pou Sheng International Holdings, Ltd. .........................        111,000            17,154
     Powerlong Real Estate Holdings, Ltd. ...........................        259,000            38,768
     Prosperity International Holdings HK, Ltd. .....................        320,000            18,525
     Qingling Motors Co., Ltd. Series H .............................        150,000            41,445
     Qunxing Paper Holdings Co., Ltd. ...............................        147,174            38,905
   #*Real Gold Mining, Ltd. .........................................         19,000            21,669
    #Real Nutriceutical Group, Ltd. .................................        205,000            76,526
     Regent Manner International, Ltd. ..............................         40,000             9,676
    #Renhe Commercial Holdings Co., Ltd. ............................        896,000           125,556
     REXLot Holdings, Ltd. ..........................................      1,100,000            76,498
    *Richly Field China Development, Ltd. ...........................        200,000             3,914
     Road King Infrastructure, Ltd. .................................         71,000            39,513
     Samson Holding, Ltd. ...........................................        191,000            19,529
    *Semiconductor Manufacturing International Corp. ................      3,141,000           168,341
     Shandong Molong Petroleum Machinery Co., Ltd. Series H .........         42,800            25,842
     Shanghai Electric Group Co., Ltd. Series H .....................        154,000            67,956
     Shanghai Industrial Holdings, Ltd. .............................        123,000           401,147
    *Shanghai Industrial Urban Development Group, Ltd. ..............         94,000            17,381
     Shanghai Jin Jiang International Hotels Group Co., Ltd.
        Series H ....................................................        156,000            20,060
     Shanghai Prime Machinery Co., Ltd. Series H ....................         82,000            13,533
    *Shanghai Zendai Property, Ltd. .................................      1,505,000            32,739
     Shenzhen Expressway Co., Ltd. Series H .........................        100,000            42,231
     Shenzhen International Holdings, Ltd. ..........................      1,422,500            92,329
     Shenzhen Investment, Ltd. ......................................        464,000            99,685
     Shenzhou International Group, Ltd. .............................         78,000            99,545
    #Shimao Property Holdings, Ltd. .................................        332,500           325,468
     Shougang Concord International Enterprises Co., Ltd. ...........        564,000            39,203
     Shougang Fushan Resources Group, Ltd. ..........................        444,000           180,919
    #Shui On Land, Ltd. .............................................        556,694           174,844
    #Sichuan Expressway Co., Ltd. Series H ..........................        204,000            90,686
     Silver Grant International Industries, Ltd. ....................        232,000            54,105
     Sino Biopharmaceutical, Ltd. ...................................        583,999           177,895
    *Sino Prosper State Gold Resources Holdings, Ltd. ...............        370,000             6,358
    *Sino Union Energy Investment Group, Ltd. .......................        390,000            26,850
     Sinofert Holdings, Ltd. ........................................        448,000           144,201
    *Sinolink Worldwide Holdings, Ltd. ..............................        544,000            42,139
     SinoMedia Holding, Ltd. ........................................        111,276            35,841
    #Sino-Ocean Land Holdings, Ltd. .................................        620,680           277,733
     Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR .........          3,300           119,988
     Sinopec Yizheng Chemical Fibre Co., Ltd. Series H ..............        344,000            82,937
    #Sinopharm Group Co., Ltd. Series H .............................         41,200           110,833
     Sinotrans Shipping, Ltd. .......................................        199,000            50,174
     Sinotrans, Ltd. Series H .......................................        252,000            51,669
     Sinotruk Hong Kong, Ltd. .......................................        145,500            85,748
    #Skyworth Digital Holdings, Ltd. ................................        295,555           156,549
    #Soho China, Ltd. ...............................................        457,500           324,442
    #Solargiga Energy Holdings, Ltd. ................................         67,000             8,482
     SPG Land Holdings, Ltd. ........................................         14,350             2,960
     SRE Group, Ltd. ................................................        450,000            23,195
     TCC International Holdings, Ltd. ...............................        160,000            73,681
    *TCL Communication Technology Holdings, Ltd. ....................        135,000            67,598
    *TCL Multimedia Technology Holdings, Ltd. .......................         54,000            16,427
    #Tencent Holdings, Ltd. .........................................         27,000           621,375
     Texhong Textile Group, Ltd. ....................................         92,000            26,730


                                      1008

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Tian An China Investments Co., Ltd. ............................         53,000   $        27,993
     Tiangong International Co., Ltd. ...............................        270,000            47,828
     Tianjin Capital Environmental Protection Group Co., Ltd.
        Series H ....................................................         96,000            26,735
   #*Tianjin Development Holdings, Ltd. .............................        110,000            50,627
     Tianjin Port Development Holdings, Ltd. ........................        278,000            39,498
     Tianneng Power International, Ltd. .............................         92,000            43,087
    #Tingyi (Cayman Islands) Holding Corp. ..........................         50,000           141,892
     Tomson Group, Ltd. .............................................         98,360            23,959
    *Tong Ren Tang Technologies Co., Ltd. Series H ..................         17,000            17,359
    #Towngas China Co., Ltd. ........................................         97,000            52,428
     TPV Technology, Ltd. ...........................................         66,000            18,850
     Travelsky Technology, Ltd. Series H ............................        157,471            77,597
     Truly International Holdings, Ltd. .............................        308,000            45,871
    #Tsingtao Brewery Co., Ltd. Series H ............................         24,000           122,196
    #Uni-President China Holdings, Ltd. .............................        131,000            77,861
    *United Energy Group, Ltd. ......................................        698,000            92,525
    #Vinda International Holdings, Ltd. .............................        100,000           113,394
   #*VODone, Ltd. ...................................................        196,000            28,581
     Want Want China Holdings, Ltd. .................................         15,000            13,831
     Wasion Group Holdings, Ltd. ....................................         84,000            31,287
    #Weichai Power Co., Ltd. Series H ...............................         25,600           128,491
     Weiqiao Textile Co., Ltd. Series H .............................        116,000            63,435
    #Welling Holding, Ltd. ..........................................        110,400            19,354
   #*West China Cement, Ltd. ........................................        242,000            45,160
     Xiamen International Port Co., Ltd. Series H ...................        330,000            47,806
     Xingda International Holdings, Ltd. ............................        111,000            64,012
     Xinhua Winshare Publishing & Media Co., Ltd. Series H ..........         59,000            25,989
    #Xinjiang Xinxin Mining Industry Co., Ltd. Series H .............        144,000            47,693
    *Xiwang Sugar Holdings Co., Ltd. ................................         45,000             8,545
    #XTEP International Holdings, Ltd. ..............................         95,500            37,089
     Yanzhou Coal Mining Co., Ltd. Sponsored ADR ....................         18,800           464,360
     Yingde Gases Group Co., Ltd. ...................................         94,500           100,778
     Yip's Chemical Holdings, Ltd. ..................................         96,000            83,561
    #Yuexiu Transport Infrastructure, Ltd. ..........................         42,639            18,407
     Zhaojin Mining Industry Co., Ltd. Series H .....................         50,000            89,397
     Zhejiang Expressway Co., Ltd. Series H .........................        136,000            90,659
    *Zhong An Real Estate, Ltd. .....................................         84,000            11,477
     Zhuzhou CSR Times Electric Co., Ltd. Series H ..................         35,000            82,034
    #Zijin Mining Group Co., Ltd. Series H ..........................        267,000           113,306
    #ZTE Corp. Series H .............................................         36,504           103,620
                                                                                       ---------------
TOTAL CHINA .........................................................                       46,869,429
                                                                                       ---------------
COLOMBIA -- (0.0%)
     Bancolombia SA Sponsored ADR ...................................          1,500            93,570
     Ecopetrol SA Sponsored ADR .....................................          2,800           119,112
                                                                                       ---------------
TOTAL COLOMBIA ......................................................                         212,682
                                                                                       ---------------
CZECH REPUBLIC -- (0.1%)
     CEZ A.S. .......................................................          8,380           354,356
     Komercni Banka A.S. ............................................          1,231           235,530
     Pegas Nonwovens SA .............................................          2,000            47,239
    *Philip Morris CR A.S. ..........................................            100            65,453
     Telefonica Czech Republic A.S. .................................          9,500           200,050
    *Unipetrol A.S. .................................................         10,918           105,977
                                                                                       ---------------
TOTAL CZECH REPUBLIC ................................................                        1,008,605
                                                                                       ---------------
DENMARK -- (0.6%)
    *A.P. Moller - Maersk A.S. Series A .............................             18           115,888
     A.P. Moller - Maersk A.S. Series B .............................            103           696,567
    *Alk-Abello A.S. ................................................          1,380            81,773


                                      1009

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
DENMARK -- (Continued)
    *Alm. Brand A.S. ................................................          9,650   $        13,991
    *Amagerbanken A.S. ..............................................         90,366                --
     Ambu A.S. Series B .............................................            549            12,614
     Auriga Industries A.S. Series B ................................          2,799            43,143
    *Bang & Olufsen Holdings A.S. ...................................          7,131            83,105
    *Bavarian Nordic A.S. ...........................................          4,800            35,318
     Carlsberg A.S. Series B ........................................          7,151           484,125
    *Christian Hansen Holding A.S. ..................................          5,708           124,203
     Coloplast A.S. Series B ........................................            382            55,551
     D/S Norden A.S. ................................................          4,633           135,121
    *Danske Bank A.S. ...............................................         35,463           484,868
     DFDS A.S. ......................................................            692            46,094
     DSV A.S. .......................................................         16,611           332,786
     East Asiatic Co., Ltd. A.S. ....................................          3,064            71,788
     FLSmidth & Co. A.S. ............................................          4,868           308,306
    *Genmab A.S. ....................................................          4,670            27,277
     GN Store Nord A.S. .............................................         39,725           292,774
    *H. Lundbeck A.S. ...............................................          6,815           137,420
     IC Companys A.S. ...............................................            464            12,301
     Jeudan A.S. ....................................................            397            27,525
    *Jyske Bank A.S. ................................................         10,594           307,928
    *NeuroSearch A.S. ...............................................          5,722            21,609
     NKT Holding A.S. ...............................................          4,607           174,842
     Nordjyske Bank A.S. ............................................          2,430            33,836
     Norresundby Bank A.S. ..........................................            518            14,920
     Novo-Nordisk A.S. Sponsored ADR ................................          3,172           337,184
     Novozymes A.S. Series B ........................................          1,001           148,651
    *Parken Sport & Entertainment A.S. ..............................          1,975            29,834
     Per Aarsleff A.S. Series B .....................................            329            25,644
     Ringkjoebing Landbobank A.S. ...................................            799            87,250
     Rockwool International A.S. Series B ...........................          1,391           135,741
     Royal Unibrew A.S. .............................................          1,391            72,614
     Schouw & Co. A.S. ..............................................          2,028            44,193
     SimCorp A.S. ...................................................            230            39,415
     Solar Holdings A.S. Series B ...................................            757            31,180
    *Spar Nord Bank A.S. ............................................          4,792            33,623
     Sydbank A.S. ...................................................         13,272           245,780
    *TDC A.S. .......................................................         22,240           182,613
     Thrane & Thrane A.S. ...........................................          1,149            54,024
     Tivoli A.S. ....................................................              8             4,303
    *TK Development A.S. ............................................         12,748            34,804
    *Topdanmark A.S. ................................................          1,320           217,337
     Tryg A.S. ......................................................          2,588           143,881
     United International Enterprises A.S. ..........................             42             4,589
    *Vestas Wind Systems A.S. .......................................         12,458           193,125
    *Vestjysk Bank A.S. .............................................            568             3,085
    *William Demant Holding A.S. ....................................          1,009            79,890
                                                                                       ---------------
TOTAL DENMARK .......................................................                        6,324,433
                                                                                       ---------------
EGYPT -- (0.0%)
     Commercial International Bank Egypt S.A.E. Sponsored GDR .......          4,399            19,313
     Orascom Construction Industries GDR ............................            900            36,884
                                                                                       ---------------
TOTAL EGYPT ........................................................                            56,197
                                                                                       ---------------
FINLAND -- (1.0%)
     Ahlstrom Oyj ...................................................          7,221           124,491
     Aktia Oyj Series A .............................................            563             4,429
     Alma Media Oyj .................................................          3,037            26,457
     Amer Sports Oyj Series A .......................................         17,201           236,869
     Aspo Oyj .......................................................          2,710            26,024
    #Atria P.L.C. ...................................................          2,101            18,408


                                      1010

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
    *Biotie Therapies Corp. Oyj .....................................         19,018   $        12,412
     Cargotec Oyj Series B ..........................................          5,752           192,485
    *Citycon Oyj ....................................................         19,891            73,256
     Cramo Oyj ......................................................          7,537            89,498
    *Elektrobit Corp. Oyj ...........................................          5,993             3,891
     Elisa Oyj ......................................................          8,247           173,870
    *Finnair Oyj ....................................................         18,798            73,590
    *Finnlines Oyj ..................................................          2,556            26,241
     Fiskars Oyj Abp ................................................          4,822            96,270
     Fortum Oyj .....................................................         18,444           448,893
     F-Secure Oyj ...................................................         10,295            30,527
     HKScan Oyj Series A ............................................          5,207            41,552
     Huhtamaki Oyj ..................................................         14,643           167,290
     KCI Konecranes Oyj .............................................          1,983            45,136
     Kemira Oyj .....................................................         21,580           295,561
   #*Kesko Oyj Series A .............................................          1,252            44,842
     Kesko Oyj Series B .............................................         12,231           434,130
     Kone Oyj Series B ..............................................          4,035           222,154
     Lassila & Tikanoja Oyj .........................................          6,866           107,081
     Lemminkainen Oyj ...............................................            823            22,984
     Metso Corp. Oyj ................................................         12,903           499,112
     Metso Corp. Oyj Sponsored ADR ..................................            200             7,846
    *M-real Oyj Series B ............................................         39,846            86,293
    *Neste Oil Oyj ..................................................         24,333           294,408
     Nokia Oyj ......................................................        178,236         1,199,382
    #Nokia Oyj Sponsored ADR ........................................         25,880           174,172
     Nokian Renkaat Oyj .............................................          7,620           279,093
     Okmetic Oyj ....................................................          4,178            28,401
     Olvi Oyj Series A ..............................................          1,617            34,741
     Oriola-KD Oyj Series B .........................................         28,965            80,553
     Orion Oyj Series A .............................................          4,470            91,052
     Orion Oyj Series B .............................................          5,607           116,681
    #Outokumpu Oyj ..................................................         25,770           217,809
     Outotec Oyj ....................................................          2,396           111,226
     PKC Group Oyj ..................................................          1,692            28,006
     Pohjola Bank P.L.C. Series A ...................................         27,186           312,596
     Ponsse Oyj .....................................................            608             6,180
     Poyry Oyj ......................................................          1,125            10,155
     Raisio P.L.C. Series V .........................................         16,771            54,148
     Ramirent Oyj ...................................................          7,406            63,389
     Rautaruukki Oyj Series K .......................................         10,566           112,624
     Ruukki Group Oyj ...............................................         27,736            37,349
     Sampo Oyj Series A .............................................         43,046         1,183,204
    #Sanoma Oyj .....................................................         11,748           157,613
    *SRV Group P.L.C. ...............................................          2,131            12,972
    #Stockmann Oyj Abp Series A .....................................            937            19,368
    #Stockmann Oyj Abp Series B .....................................          3,949            70,188
     Stora Enso Oyj Series R ........................................        104,848           663,650
     Stora Enso Oyj Sponsored ADR ...................................          1,800            11,394
    *Technopolis Oyj ................................................          7,501            35,321
    #Tieto Oyj ......................................................          9,759           154,510
     Tikkurila Oyj ..................................................          2,650            51,511
     UPM-Kymmene Oyj ................................................         75,540           883,300
     UPM-Kymmene Oyj Sponsored ADR ..................................          1,300            15,184
     Uponor Oyj Series A ............................................          5,561            57,534
     Vacon Oyj ......................................................            106             5,338
     Vaisala Oyj Series A ...........................................            958            23,078
     Wartsila Corp. Oyj Series B ....................................         16,132           490,166
     Yit Oyj ........................................................         14,981           236,408
                                                                                       ---------------
TOTAL FINLAND .......................................................                       10,954,296
                                                                                       ---------------


                                      1011

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (5.3%)
     ABC Arbitrage SA ...............................................          4,137   $        36,998
     Accor SA .......................................................          4,454           145,574
     Aeroports de Paris SA ..........................................          1,723           135,277
   #*Air France-KLM .................................................         20,257           153,837
     Air Liquide SA .................................................          2,378           307,041
    *Alcatel-Lucent SA ..............................................        138,679           383,406
    *Alcatel-Lucent SA Sponsored ADR ................................         40,700           111,518
     Alstom SA ......................................................          4,025           149,883
    *Altamir Amboise SA .............................................          2,620            24,259
     ALTEN SA .......................................................          5,430           154,626
    *Altran Technologies SA .........................................         28,691           145,356
     April SA .......................................................            389             6,757
    *Arkema SA ......................................................          9,424           640,447
     Assystem .......................................................          3,266            59,360
     AtoS ...........................................................          6,581           318,157
     Audika SA ......................................................          1,267            28,012
    *Avenir Telecom SA ..............................................         20,514            18,462
     AXA SA .........................................................         52,319           841,496
     AXA SA Sponsored ADR ...........................................         62,400         1,007,760
    *Axway Software SA ..............................................          1,277            26,151
     Beneteau SA ....................................................          6,084            86,817
    *Bigben Interactive SA ..........................................          1,060            11,154
    *BioAlliance Pharma SA ..........................................          4,611            23,516
     bioMerieux SA ..................................................            420            36,443
     BNP Paribas SA .................................................         53,605         2,393,725
     Boiron SA ......................................................          1,642            46,726
    *Bollore SA .....................................................             88            20,234
     Bonduelle SCA ..................................................            684            61,761
     Bongrain SA ....................................................            729            51,717
    #Bourbon SA .....................................................          7,769           215,638
    *Boursorama SA ..................................................          4,893            42,332
   #*Bouygues SA ....................................................         23,324           871,122
    *Bull SA ........................................................         19,152            90,551
     Bureau Veritas SA ..............................................          1,575           122,208
     Capgemini SA ...................................................         25,562           978,139
     Carrefour SA ...................................................         18,730           495,558
     Casino Guichard Perrachon SA ...................................          6,402           599,467
     Cegedim SA .....................................................            802            23,792
     CEGID Group SA .................................................          2,221            51,933
     CFAO SA ........................................................            581            22,443
     Christian Dior SA ..............................................          1,703           240,266
     Cie de Saint-Gobain SA .........................................         34,156         1,578,605
    *Cie Generale de Geophysique - Veritas SA .......................          3,427            74,878
    *Cie Generale de Geophysique - Veritas SA Sponsored ADR .........         23,995           524,051
     Cie Generale des Establissements Michelin SA Series B ..........         19,831         1,435,967
     Cie Generale D'Optique Essilor Intenational SA .................          3,437           248,406
     Ciments Francais SA ............................................          1,433           126,561
    *Club Mediterranee SA ...........................................          4,453            84,174
     CNP Assurances SA ..............................................         13,896           212,212
     Credit Agricole SA .............................................         56,265           435,510
     Danone SA ......................................................          6,485           449,559
     Dassault Systemes SA ...........................................          1,913           160,845
     Dassault Systemes SA ADR .......................................            614            51,490
    *Derichebourg SA ................................................         19,759            78,702
     Devoteam SA ....................................................          2,730            47,177
     Edenred SA .....................................................         10,370           292,507
    *Eiffage SA .....................................................          7,166           243,046
    *Electricite de France SA .......................................         10,637           318,340
     Eramet SA ......................................................            647           101,307
     ESSO SA Francaise ..............................................            381            39,218
     Establissements Maurel et Prom SA ..............................         11,601           233,229


                                      1012

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     Euler Hermes SA ................................................          3,656   $       263,950
    *Euro Disney SCA ................................................          2,831            19,461
     Eurofins Scientific SA .........................................            486            43,656
     European Aeronautic Defence & Space Co. SA .....................         35,522         1,047,162
     Eutelsat Communications SA .....................................          3,757           154,721
     Exel Industries SA Series A ....................................            121             6,192
     Faiveley Transport SA ..........................................            772            52,828
     Faurecia SA ....................................................            796            21,046
     Fimalac SA .....................................................            846            35,221
     Flo Groupe SA ..................................................          1,396             9,154
     France Telecom SA ..............................................         43,067           774,294
     France Telecom SA Sponsored ADR ................................         26,020           467,840
    *GameLoft SA ....................................................          6,023            33,469
     GDF Suez SA ....................................................         70,664         1,990,797
     Gemalto NV .....................................................         10,578           481,135
    *GFI Informatique SA ............................................          8,022            32,791
     GL Events SA ...................................................          2,371            60,154
     Groupe Crit SA .................................................          1,156            24,636
     Groupe Danone SA ...............................................            600             8,304
     Groupe Eurotunnel SA ...........................................         80,511           725,238
    *Groupe Partouche SA ............................................          2,699             6,572
     Groupe Steria SCA ..............................................          6,475           123,500
     Guerbet SA .....................................................            130            12,754
     Guyenne et Gascogne SA .........................................          1,049           120,167
    *Haulotte Group SA ..............................................          4,396            49,074
     Havas SA .......................................................         52,636           226,596
     Hermes International SA ........................................            896           304,695
    *Hi-Media SA ....................................................         10,368            37,010
     Iliad SA .......................................................            443            51,734
     Imerys SA ......................................................          5,014           285,276
     Ingenico SA ....................................................          5,276           208,572
     Interparfums SA ................................................          1,351            40,819
    *Ipsen SA .......................................................          3,362           110,956
     Ipsos SA .......................................................          2,295            75,098
    *Jacquet Metal Service SA .......................................          2,146            29,831
    *JCDecaux SA ....................................................          8,326           221,730
    *Kaufman & Broad SA .............................................          1,409            28,133
     Korian SA ......................................................          2,085            40,422
     Lafarge SA .....................................................         19,032           770,612
     Lafarge SA Sponsored ADR .......................................          1,300            13,195
     Lagardere SCA ..................................................         23,150           620,147
     Laurent-Perrier SA .............................................            553            56,971
     LDC SA .........................................................            204            21,038
     Legrand SA .....................................................          7,517           265,714
     Lisi SA ........................................................            865            69,797
     L'Oreal SA .....................................................          1,886           207,659
     LVMH Moet Hennessy Louis Vuitton SA ............................          3,079           510,326
     M6 Metropole Television SA .....................................          5,638            96,380
     Maisons France Confort SA ......................................             74             2,639
    *Manitou BF SA ..................................................          2,706            54,342
     Manutan International SA .......................................            734            37,634
    *Medica SA ......................................................          1,724            34,337
     Mersen SA ......................................................          3,575           139,561
    *METabolic EXplorer SA ..........................................          3,694            18,745
     Natixis SA .....................................................        126,742           401,677
    #Naturex SA .....................................................          1,299            98,611
     Neopost SA .....................................................          2,434           185,124
     Nexans SA ......................................................          4,309           271,047
     Nexity SA ......................................................          5,490           158,171
    *NicOx SA .......................................................         17,225            25,664
     Norbert Dentressangle SA .......................................            815            72,246


                                      1013

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
    *NRJ Group SA ...................................................          4,409   $        43,467
     Oeneo SA .......................................................         13,439            35,208
     Orpea SA .......................................................          2,472           106,364
    #PagesJaunes Groupe SA ..........................................         11,583            49,423
    *Parrot SA ......................................................          1,599            37,660
     Pernod-Ricard SA ...............................................          6,336           589,594
     Peugeot SA .....................................................         24,676           536,908
     Pierre & Vacances SA ...........................................            668            26,028
     Plastic Omnium SA ..............................................          7,752           215,513
     PPR SA .........................................................          7,204         1,117,884
     Publicis Groupe SA .............................................          6,834           329,679
     Publicis Groupe SA ADR .........................................            800            19,360
     Rallye SA ......................................................          4,191           133,998
    *Recylex SA .....................................................          5,815            25,843
     Remy Cointreau SA ..............................................          2,587           211,932
     Renault SA .....................................................         22,112           923,887
     Rexel SA .......................................................         21,015           376,747
     Rubis SA .......................................................          3,730           211,971
    *Sa des Ciments Vicat SA ........................................          2,439           159,396
     Safran SA ......................................................         14,546           475,015
     Saft Groupe SA .................................................          4,980           151,313
    *Sanofi SA ......................................................         41,470         2,966,724
     Sanofi SA ADR ..................................................         39,660         1,417,845
     Sartorius Stedim Biotech SA ....................................            709            47,939
     Schneider Electric SA ..........................................         30,730         1,804,456
     SCOR SE ........................................................         31,957           744,490
     SEB SA .........................................................          2,824           236,749
     Seche Environnement SA .........................................            824            37,379
     Sechilienne SA .................................................          2,146            40,031
    #Sequana SA .....................................................          7,137            43,679
     SES SA .........................................................          7,157           182,801
     Societe BIC SA .................................................          3,399           303,329
     Societe d'Edition de Canal Plus SA .............................         10,759            65,435
     Societe Generale SA ............................................         34,508           988,024
    *Societe Television Francaise 1 SA ..............................         16,940           227,452
     Sodexo SA ......................................................          2,674           193,075
   #*Soitec SA ......................................................         21,775           108,664
     Somfy SA .......................................................            158            37,666
     Sopra Group SA .................................................            846            53,649
    *Spir Communication SA ..........................................            151             5,707
    *Ste Industrielle d'Aviation Latecoere SA .......................            462             5,633
     STEF-TFE SA ....................................................            523            26,434
     STMicroelectronics NV ..........................................         70,024           485,256
     STMicroelectronics NV ADR ......................................         29,790           206,445
     Sucriere de Pithiviers Le Vieil SA .............................             19            43,411
     Suez Environnement SA ..........................................          7,512           117,848
    *Sword Group SA .................................................          1,588            28,625
     Synergie SA ....................................................          5,550            69,354
   #*Technicolor SA .................................................         11,563            31,307
     Technip SA .....................................................          4,264           403,191
     Teleperformance SA .............................................          9,266           195,647
     Thales SA ......................................................         10,191           359,408
    *Theolia SA .....................................................         21,695            30,826
     Total Gabon SA .................................................             38            15,993
     Total SA .......................................................          8,644           451,020
     Total SA Sponsored ADR .........................................         82,103         4,293,987
     Touax SA .......................................................             25               825
     Toupargel Groupe SA ............................................            334             5,307
    *Transgene SA ...................................................          1,406            16,999
     Trigano SA .....................................................          2,400            43,736
    *UbiSoft Entertainment SA .......................................         12,434            74,484


                                      1014

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     Valeo SA .......................................................         11,041   $       554,207
    *Vallourec SA ...................................................          4,974           301,605
    #Veolia Environnement SA ADR ....................................          8,800           124,872
     Vetoquinol SA ..................................................            275             9,039
     Viel et Compagnie SA ...........................................         12,834            51,282
     Vilmorin & Cie SA ..............................................            900            98,861
     Vinci SA .......................................................         20,077           984,543
     Virbac SA ......................................................            447            77,224
    *Vivalis SA .....................................................          3,787            31,283
     Vivendi SA .....................................................         69,925         1,562,574
     Vranken Pommery Monopole SA ....................................            106             4,303
     Zodiac Aerospace SA ............................................          6,425           503,776
                                                                                       ---------------
TOTAL FRANCE ........................................................                       56,763,917
                                                                                       ---------------
GERMANY -- (4.3%)
    *Aareal Bank AG .................................................          9,618           192,730
     Adidas-Salomon AG ..............................................          7,697           542,075
    *ADVA AG Optical Networking .....................................          6,955            41,085
   #*Air Berlin P.L.C. ..............................................          7,620            27,883
    #Aixtron SE .....................................................          4,185            59,255
     Allianz SE .....................................................         18,576         2,066,805
     Allianz SE Sponsored ADR .......................................         69,550           778,960
   #*Asian Bamboo AG ................................................          1,885            27,992
     AUGUSTA Technologie AG .........................................          3,720            80,914
     Aurubis AG .....................................................          6,610           372,945
     Axel Springer AG ...............................................          6,328           255,753
    *Balda AG .......................................................          6,283            44,553
     BASF SE ........................................................         11,789           860,548
     BASF SE Sponsored ADR ..........................................          1,000            73,350
     Bauer AG .......................................................          1,096            25,273
     Bayer AG .......................................................         13,390           853,104
     Bayer AG Sponsored ADR .........................................            200            12,762
     Bayerische Motoren Werke AG ....................................         25,204         2,047,425
     BayWa AG .......................................................          2,039            89,781
     Bechtle AG .....................................................          1,781            66,440
     Beiersdorf AG ..................................................          1,420            81,863
     Bertrandt AG ...................................................            946            53,048
     Bilfinger Berger SE ............................................          7,718           688,898
     Biotest AG .....................................................            355            20,402
    *Borussia Dortmund GmbH & Co. KGaA ..............................          2,131             6,340
    *Brenntag AG ....................................................          1,678           168,817
     Carl Zeiss Meditec AG ..........................................          4,134            78,779
    *CAT Oil AG .....................................................          3,029            19,392
     Celesio AG .....................................................         13,403           211,390
     Centrotec Sustainable AG .......................................          2,715            52,678
     Centrotherm Photovoltaics AG ...................................          2,119            39,980
     Cewe Color Holding AG ..........................................            871            33,867
     Comdirect Bank AG ..............................................          4,781            49,337
    *Commerzbank AG .................................................        233,510           570,170
     CompuGroup Medical AG ..........................................          1,550            19,947
    *Constantin Medien AG ...........................................            444               923
    *Continental AG .................................................          4,975           370,976
     CropEnergies AG ................................................          5,648            41,588
     CTS Eventim AG .................................................          2,398            79,273
    *Curanum AG .....................................................            470             1,395
     DAB Bank AG ....................................................          1,539             6,586
     Daimler AG .....................................................         54,262         2,755,918
     Delticom AG ....................................................          1,069           119,112
    #Deutsche Bank AG ...............................................         50,857         2,105,988
     Deutsche Bank AG (5750355) .....................................          5,709           236,059
     Deutsche Beteiligungs AG .......................................          1,309            27,969


                                      1015

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
    *Deutsche Boerse AG .............................................          2,919   $       160,877
     Deutsche Lufthansa AG ..........................................         27,037           367,340
     Deutsche Post AG ...............................................         90,672         1,375,360
     Deutsche Telekom AG ............................................         73,821           937,832
     Deutsche Telekom AG Sponsored ADR ..............................        104,159         1,322,819
     Deutsche Wohnen AG .............................................          8,597           126,577
    *Deutz AG .......................................................          8,970            56,094
   #*Dialog Semiconductor P.L.C. ....................................          3,764            72,456
    #Douglas Holding AG .............................................          3,531           142,638
     Draegerwerk AG & Co. KGaA ......................................             11               874
     Drillisch AG ...................................................          6,873            78,595
     Duerr AG .......................................................          2,774           120,940
     DVB Bank SE ....................................................            433            14,176
     E.ON AG ........................................................        110,484         2,664,320
     E.ON AG Sponsored ADR ..........................................          3,600            87,228
     Elmos Semiconductor AG .........................................          1,781            19,007
     ElreingKlinger AG ..............................................          4,474           123,453
    *Euromicron AG ..................................................            355             9,943
    *Evotec AG ......................................................         35,662           119,406
     Fielmann AG ....................................................            537            56,423
     Fraport AG .....................................................          5,583           351,516
     Freenet AG .....................................................         19,675           253,646
     Fresenius Medical Care AG & Co. KGaA ...........................          2,356           171,625
     Fresenius Medical Care AG & Co. KGaA ADR .......................          2,100           152,670
     Fresenius SE & Co. KGaA ........................................          5,298           520,204
     Fuchs Petrolub AG ..............................................          1,737            82,002
    *GAGFAH SA ......................................................         11,791            75,518
     GEA Group AG ...................................................         18,357           503,365
     Generali Deutschland Holding AG ................................          1,576           129,273
     Gerresheimer AG ................................................          5,084           225,307
     Gerry Weber International AG ...................................          1,946            60,414
    *Gesco AG .......................................................            186            14,999
     GFK SE .........................................................          1,938            89,616
    *Gigaset AG .....................................................          3,257            11,643
    *Gildemeister AG ................................................         12,503           181,566
    *Grammer AG .....................................................          3,456            63,329
     Grenkeleasing AG ...............................................          1,850           101,816
     H&R AG .........................................................          1,360            29,662
     Hamburger Hafen und Logistik AG ................................            141             4,335
     Hannover Rueckversicherung AG ..................................         11,063           544,682
   #*Heidelberger Druckmaschinen AG .................................         49,077            96,403
     Heidelberger Zement AG .........................................         16,850           762,834
     Henkel AG & Co. KGaA ...........................................          4,418           215,730
     Hochtief AG ....................................................          7,219           524,847
    *Homag Group AG .................................................          1,385            16,198
     Indus Holding AG ...............................................          3,333            86,983
     Infineon Technologies AG .......................................         49,412           444,867
     Infineon Technologies AG ADR ...................................         51,213           461,941
    *IVG Immobilien AG ..............................................         19,649            87,569
    *Jenoptik AG ....................................................          8,030            53,059
    *K+S AG .........................................................          3,614           229,004
    *Kabel Deutschland Holding AG ...................................          5,598           317,514
     Kloeckner & Co. SE .............................................         17,997           268,240
     Koenig & Bauer AG ..............................................            848            13,293
     Kontron AG .....................................................         11,542            81,693
     Krones AG ......................................................          1,893            96,501
     KSB AG .........................................................             16            10,136
    *Kuka AG ........................................................          4,421            84,119
     KWS Saat AG ....................................................            383            78,100
     Lanxess AG .....................................................         11,046           645,152
     Leoni AG .......................................................          5,543           231,407


                                      1016

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     Linde AG .......................................................          5,457   $       864,485
     LPKF Laser & Electronics AG ....................................          1,002            14,173
     MAN SE .........................................................         10,477           923,131
   #*Manz AG ........................................................            880            26,472
     Merck KGaA .....................................................          6,483           604,959
     Metro AG .......................................................          6,902           319,795
     MLP AG .........................................................          9,812            66,008
    *Morphosys AG ...................................................          3,702            90,190
     MTU Aero Engines Holding AG ....................................          3,208           214,824
     Munchener Rueckversicherungs-Gesellschaft AG ...................         12,533         1,678,412
     MVV Energie AG .................................................          1,073            35,596
   #*Nordex SE ......................................................          7,382            45,648
    *Patrizia Immobilien AG .........................................          7,346            40,266
     Pfeiffer Vacuum Technology AG ..................................            447            45,176
   #*Phoenix Solar AG ...............................................          1,026             7,196
     PNE Wind AG ....................................................         14,369            32,375
    #Praktiker AG ...................................................         14,777            58,500
     Puma SE ........................................................            494           158,664
     PVA TePla AG ...................................................          3,327            16,372
   #*Q-Cells SE .....................................................         30,135            29,923
    *QIAGEN NV ......................................................         34,151           474,999
    *QSC AG .........................................................         23,436            77,039
     Rational AG ....................................................            131            30,160
     Rheinmetall AG .................................................          6,908           366,358
     Rhoen-Klinikum AG ..............................................         18,147           362,095
     RWE AG .........................................................         18,979           809,017
    *SAF-Holland SA .................................................          5,515            34,009
     Salzgitter AG ..................................................          7,593           429,161
     SAP AG Sponsored ADR ...........................................          9,200           555,312
   #*SGL Carbon SE ..................................................          5,327           331,089
     Siemens AG .....................................................            821            86,058
     Siemens AG Sponsored ADR .......................................          9,500           997,215
    *Singulus Technologies AG .......................................         10,890            41,429
     Sixt AG ........................................................          3,720            78,134
    *SKW Stahl-Metallurgie Holding AG ...............................          2,207            44,426
    *Sky Deutschland AG .............................................         48,268           142,232
    *SMA Solar Technology AG ........................................            295            17,731
     Software AG ....................................................          3,150           130,455
    #Solarworld AG ..................................................         14,487            70,695
     Stada Arzneimittel AG ..........................................          9,382           226,639
     STRATEC Biomedical AG ..........................................            978            39,703
     Suedzucker AG ..................................................         10,869           317,485
   #*Suss Microtec AG ...............................................          6,672            69,935
     Symrise AG .....................................................          8,140           210,704
    *TAG Immobilien AG ..............................................         12,688           108,331
     Takkt AG .......................................................            897            11,408
     Telegate AG ....................................................          3,104            25,216
     ThyssenKrupp AG ................................................         30,767           881,431
    *Tom Tailor Holding AG ..........................................          1,319            20,523
     Tomorrow Focus AG ..............................................          3,932            20,940
   #*TUI AG .........................................................         23,987           156,464
     United Internet AG .............................................          6,740           132,820
    *Verbio AG ......................................................          3,646            16,884
     Volkswagen AG ..................................................          1,680           262,727
     Vossloh AG .....................................................            776            81,126
     VTG AG .........................................................          1,642            32,925
    #Wacker Chemie AG ...............................................            616            62,000
     Wacker Neuson SE ...............................................          4,113            51,171
     Washtec AG .....................................................             56               711
     Wincor Nixdorf AG ..............................................          1,491            83,493
     Wirecard AG ....................................................          5,551            88,294


                                      1017

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     XING AG ........................................................            903   $        75,556
     Zhongde Waste Technology AG ....................................          1,482            11,058
                                                                                       ---------------
TOTAL GERMANY .......................................................                       45,926,787
                                                                                       ---------------
GREECE -- (0.3%)
    *Agricultural Bank of Greece S.A. ...............................          3,334             1,113
    *Alpha Bank A.E. ................................................         72,452            96,352
    *Attica Bank S.A. ...............................................          5,784             1,796
    *Bank of Cyprus Public Co., Ltd. S.A. ...........................        137,748           188,633
     Bank of Greece S.A. ............................................          2,496            51,080
     Coca-Cola Hellenic Bottling Co. S.A. ...........................          3,925            77,240
     Coca-Cola Hellenic Bottling Co. S.A. ADR .......................         13,700           269,205
    *Diagnostic & Therapeutic Center of Athens Hygeia S.A. ..........          5,243             2,159
    *EFG Eurobank Ergasias S.A. .....................................         55,065            50,571
     Ellaktor S.A. ..................................................         14,109            26,269
     EYDAP Athens Water Supply & Sewage Co. S.A. ....................          6,973            28,652
    *Folli Follie Group S.A. ........................................          4,886            58,839
    *Fourlis Holdings S.A. ..........................................          7,020            30,243
     Frigoglass S.A. ................................................          9,752            76,697
     GEK Terna S.A. .................................................          6,564             9,043
     Hellenic Exchanges S.A. ........................................         10,897            53,228
     Hellenic Petroleum S.A. ........................................         17,587           154,107
    *Hellenic Telecommunication Organization Co. S.A. ...............         23,906           131,538
     Hellenic Telecommunication Organization Co. S.A. Sponsored
        ADR .........................................................         16,149            45,056
    *Heracles General Cement Co. S.A. ...............................            444             1,275
     Intralot S.A.-Integrated Lottery Systems & Services ............         26,355            37,866
     JUMBO S.A. .....................................................         19,322           104,727
    *Marfin Investment Group S.A. ...................................        100,904            54,687
    *Marfin Popular Bank PCL ........................................        156,231            53,281
     Metka S.A. .....................................................          6,384            59,706
     Motor Oil (Hellas) Corinth Refineries S.A. .....................          8,548            76,907
    *Mytilineos Holdings S.A. .......................................         15,755            72,815
    *National Bank of Greece S.A. ...................................        139,956           322,839
     National Bank of Greece S.A. ADR ...............................        141,183            76,436
     OPAP S.A. ......................................................          8,135            93,954
    *Piraeus Bank S.A. ..............................................        188,815            53,852
     Piraeus Port Authority S.A. ....................................          2,736            44,109
     Public Power Corp. S.A. ........................................          8,771            74,806
     S&B Industrial Minerals S.A. ...................................          3,250            17,718
    *Sidenor Steel Products Manufacturing Co. S.A. ..................          3,000             7,324
    *Teletypos S.A. Mega Channel ....................................          1,702             1,110
     Terna Energy S.A. ..............................................          4,497            11,331
     Titan Cement Co. S.A. ..........................................          9,258           178,791
    *TT Hellenic Postbank S.A. ......................................         28,778            14,181
    *Viohalco S.A. ..................................................         13,934            62,667
                                                                                       ---------------
TOTAL GREECE ........................................................                        2,772,203
                                                                                       ---------------
HONG KONG -- (1.8%)
     AAC Technologies Holdings, Inc. ................................         54,000           123,880
     Alco Holdings, Ltd. ............................................         20,000             6,283
     Allied Group, Ltd. .............................................          4,000            10,241
     Allied Properties (H.K.), Ltd. .................................        636,068            87,811
    *Anxin-China Holdings, Ltd. .....................................        260,000            54,590
    *Apac Resources, Ltd. ...........................................        520,000            19,118
     Asia Satellite Telecommunications Holdings, Ltd. ...............         39,000            72,616
     Asia Standard International Group, Ltd. ........................         72,000            11,932
    #ASM Pacific Technology, Ltd. ...................................          7,400            81,212
     Associated International Hotels, Ltd. ..........................         38,000            75,582
    #Bank of East Asia, Ltd. ........................................        120,046           438,445
    *Birmingham International Holdings, Ltd. ........................        970,000            18,978
     BOC Hong Kong Holdings, Ltd. ...................................         55,000           129,952


                                      1018

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Bossini International Holdings, Ltd. ...........................        116,000   $        11,007
    #Brightoil Petroleum Holdings, Ltd. .............................        126,000            30,555
    #C.P. Pokphand Co., Ltd. ........................................        568,000            61,627
     Cafe de Coral Holdings, Ltd. ...................................         24,000            54,344
    #Cathay Pacific Airways, Ltd. ...................................         97,000           176,072
     Century City International Holdings, Ltd. ......................        215,600            13,957
    *Century Sunshine Group Holdings, Ltd. ..........................        140,000             3,548
     Chen Hsong Holdings, Ltd. ......................................         66,000            25,857
     Cheuk Nang Holdings, Ltd. ......................................         20,000             7,902
     Cheung Kong Holdings, Ltd. .....................................         91,000         1,124,570
     Cheung Kong Infrastructure Holdings, Ltd. ......................         34,000           181,911
     Chevalier International Holdings, Ltd. .........................         32,000            35,636
    *China Boon Holdings, Ltd. ......................................        160,000             4,934
    *China CBM Group, Ltd. ..........................................        130,000            11,318
    *China Daye Non-Ferrous Metals Mining, Ltd. .....................        100,163             5,486
    *China Energy Development Holdings, Ltd. ........................        808,000            11,258
   #*China Lumena New Materials Corp. ...............................        320,000            70,027
     China Metal International Holdings, Ltd. .......................        190,000            33,857
    *China Ocean Resources Co., Ltd. ................................          7,850            43,837
     China Overseas Grand Oceans Group, Ltd. ........................         37,500            28,604
    *China Renewable Energy Investment, Ltd. ........................         17,412               777
    *China Resources and Transportation Group, Ltd. .................        700,000            24,854
    #China Resources Cement Holdings, Ltd. ..........................        128,000           101,085
    *China Solar Energy Holdings, Ltd. ..............................        910,000             7,762
     China Starch Holdings, Ltd. ....................................         85,000             3,170
    *China Strategic Holdings, Ltd. .................................      1,070,000            24,523
    *China WindPower Group, Ltd. ....................................      1,450,000            67,982
     Chong Hing Bank, Ltd. ..........................................         28,000            52,105
     Chow Sang Sang Holdings International, Ltd. ....................         48,000           147,436
     Citic Telecom International Holdings, Ltd. .....................        101,000            22,393
    *City Telecom, Ltd. ADR .........................................          1,497            14,341
     CK Life Sciences International Holdings, Inc. ..................        430,000            18,610
     CLP Holdings, Ltd. .............................................         25,500           226,667
    *CP Lotus Corp., Ltd. ...........................................         80,000             2,238
     Cross-Harbour Holdings, Ltd. (The) .............................         40,000            31,701
     CSI Properties, Ltd. ...........................................      1,230,000            30,158
    *CST Mining Group, Ltd. .........................................      4,111,753            57,006
    *Culture Landmark Investment, Ltd. ..............................        488,000             6,883
     Dah Chong Hong Holdings, Ltd. ..................................         41,000            49,999
     Dah Sing Banking Group, Ltd. ...................................         62,040            60,359
     Dah Sing Financial Holdings, Ltd. ..............................         25,650            79,463
     DBA Telecommunication Asia Holdings, Ltd. ......................         72,000            21,344
    *Dejin Resources Group Co., Ltd. ................................        822,000             8,570
     Dickson Concepts International, Ltd. ...........................         55,000            31,558
     Emperor International Holdings, Ltd. ...........................        177,333            29,429
    #Emperor Watch & Jewellery, Ltd. ................................        200,000            32,559
   #*ENM Holdings, Ltd. .............................................        428,000            33,442
     Esprit Holdings, Ltd. ..........................................        121,288           175,424
    *eSun Holdings, Ltd. ............................................        282,000            51,633
     EVA Precision Industrial Holdings, Ltd. ........................         84,000            21,693
     Fairwood, Ltd. .................................................         21,000            27,299
     Far East Consortium International, Ltd. ........................        177,000            30,748
     First Pacific Co., Ltd. ........................................        294,400           305,956
    *Fook Woo Group Holdings, Ltd. ..................................        224,000            42,326
   #*Foxconn International Holdings, Ltd. ...........................        217,000           145,347
   #*Galaxy Entertainment Group, Ltd. ...............................         59,000           119,318
    *Genting Hong Kong, Ltd. ........................................        281,000            88,049
     Get Nice Holdings, Ltd. ........................................        486,000            21,599
     Giordano International, Ltd. ...................................        164,000           123,079
     Glorious Sun Enterprises, Ltd. .................................        170,000            55,650
     Gold Peak Industries Holding, Ltd. .............................        262,000            26,671


                                      1019

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
    *Goldin Properties Holdings, Ltd. ...............................         42,000   $        14,428
     Great Eagle Holdings, Ltd. .....................................         48,547           107,080
    *Greenheart Group, Ltd. .........................................         28,000             2,149
    *G-Resources Group, Ltd. ........................................      1,827,000           110,196
     Haitong International Securities Group, Ltd. ...................         12,000             4,679
     Hang Lung Group, Ltd. ..........................................         91,000           551,312
     Hang Lung Properties, Ltd. .....................................        119,000           431,111
    #Hang Seng Bank, Ltd. ...........................................         12,000           154,733
     Hannstar Board International Holdings, Ltd. ....................        120,000            18,883
     Harbour Centre Development, Ltd. ...............................         21,000            23,347
     Henderson Land Development Co., Ltd. ...........................        126,352           690,644
     HKR International, Ltd. ........................................        186,400            77,070
     Hon Kwok Land Investment Co., Ltd. .............................         20,000             6,543
     Hong Kong & China Gas Co., Ltd. ................................         59,410           133,793
     Hong Kong & Shanghai Hotels, Ltd. ..............................        110,500           147,191
     Hong Kong Aircraft Engineering Co., Ltd. .......................          2,400            29,934
     Hong Kong Exchanges & Clearing, Ltd. ...........................          8,400           142,077
     Hong Kong Ferry Holdings, Ltd. .................................         27,000            21,095
     Hongkong Chinese, Ltd. .........................................        184,495            29,269
     Hopewell Holdings, Ltd. ........................................        106,000           275,281
     Hung Hing Printing Group, Ltd. .................................         92,000            21,795
     Hutchison Harbour Ring, Ltd. ...................................        440,000            37,548
     Hutchison Telecommunications Hong Kong Holdings, Ltd. ..........        261,000            92,794
     Hutchison Whampoa, Ltd. ........................................        130,000         1,188,215
     Hysan Development Co., Ltd. ....................................         16,000            55,528
     IT, Ltd. .......................................................         70,000            43,596
    *Jinchuan Group International Resources Co., Ltd. ...............         47,000            10,844
     Johnson Electric Holdings, Ltd. ................................        324,500           190,197
     K Wah International Holdings, Ltd. .............................        226,000            61,080
     Kerry Properties, Ltd. .........................................         76,000           278,915
    *King Stone Energy Group, Ltd. ..................................         57,000             5,993
     Kingmaker Footwear Holdings, Ltd. ..............................        186,000            29,895
    #Kingston Financial Group, Ltd. .................................        445,000            47,247
    *Kowloon Development Co., Ltd. ..................................        103,000            99,111
    *Lai Sun Development Co., Ltd. ..................................        768,000            16,049
    #Li & Fung, Ltd. ................................................         92,000           177,302
     Lifestyle International Holdings, Ltd. .........................         29,000            77,634
     Lippo China Resources, Ltd. ....................................        794,000            18,179
     Lippo, Ltd. ....................................................         55,000            17,792
     Liu Chong Hing Investment, Ltd. ................................         18,000            17,117
    #Longfor Properties Co., Ltd. ...................................        129,500           165,324
    #Luk Fook Holdings International, Ltd. ..........................         16,000            68,699
     Lung Kee (Bermuda) Holdings, Ltd. ..............................         40,000            21,146
     Magnificent Estates, Ltd. ......................................        320,000            10,174
    *Mascotte Holdings, Ltd. ........................................        528,000            25,028
     Melco International Development, Ltd. ..........................        161,000           128,691
    #Midland Holdings, Ltd. .........................................         92,666            45,324
    *Ming Fung Jewellery Group, Ltd. ................................        770,000            55,468
   #*Mingfa Group International Co., Ltd. ...........................        141,000            39,856
     Minmetals Land, Ltd. ...........................................         10,000             1,244
     Miramar Hotel & Investment Co., Ltd. ...........................          9,000             9,496
     MTR Corp., Ltd. ................................................         70,789           228,957
     Neo-Neon Holdings, Ltd. ........................................         96,000            16,397
   #*New Times Energy Corp., Ltd. ...................................        832,000             5,196
     New World Development Co., Ltd. ................................        271,824           285,666
     NewOcean Green Energy Holdings, Ltd. ...........................        194,000            38,451
    *Next Media, Ltd. ...............................................        290,000            25,177
    *Noble Group, Ltd. ..............................................        263,000           321,123
    *North Asia Resources Holdings, Ltd. ............................         80,000             4,485
     NWS Holdings, Ltd. .............................................        153,292           232,448
    *Orange Sky Golden Harvest Entertainment Holdings, Ltd. .........        675,000            32,592


                                      1020

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Orient Overseas International, Ltd. ............................         31,500   $       142,366
     Oriental Watch Holdings, Ltd. ..................................         50,400            29,079
     Pacific Andes International Holdings, Ltd. .....................        714,937            69,170
     Pacific Basin Shipping, Ltd. ...................................        370,000           168,709
    *Pacific Century Premium Developments, Ltd. .....................        243,000            36,800
     Pacific Textile Holdings, Ltd. .................................         74,000            41,642
     Paliburg Holdings, Ltd. ........................................        130,000            40,908
    *Pan Asia Environmental Protection Group, Ltd. ..................         86,000             8,483
     PCCW, Ltd. .....................................................        190,000            75,686
     Pearl Oriental Innovation, Ltd. ................................        389,000            39,617
    *PetroAsian Energy Holdings, Ltd. ...............................        504,000            15,954
     Pico Far East Holdings, Ltd. ...................................        144,000            25,638
    *PME Group, Ltd. ................................................        430,000            11,623
    *PNG Resources Holdings, Ltd. ...................................        352,000             4,690
     Polytec Asset Holdings, Ltd. ...................................        205,000            17,946
     Power Assets Holdings, Ltd. ....................................         34,000           257,489
     Public Financial Holdings, Ltd. ................................         72,000            30,459
     PYI Corp., Ltd. ................................................        766,000            23,528
     Regal Hotels International Holdings, Ltd. ......................        172,000            57,314
    *Richfield Group Holdings, Ltd. .................................        208,000            12,236
     Royale Furniture Holdings, Ltd. ................................         20,000             6,053
    #Sa Sa International Holdings, Ltd. .............................         48,000            28,536
     Samling Global, Ltd. ...........................................        458,000            26,327
    *Sands China, Ltd. ..............................................         10,400            31,254
     SEA Holdings, Ltd. .............................................         90,000            39,721
     Shangri-La Asia, Ltd. ..........................................        171,166           342,488
     Shenyin Wanguo, Ltd. ...........................................         75,000            22,328
    #Shun Tak Holdings, Ltd. ........................................        180,000            84,304
    *Siberian Mining Group Co., Ltd. ................................        140,000             5,406
     Singamas Container Holdings, Ltd. ..............................        424,000            95,203
    *Sino Dragon New Energy Holdings, Ltd. ..........................        192,000            11,032
    #Sino Land Co., Ltd. ............................................        280,742           443,779
    *Sino Oil & Gas Holdings, Ltd. ..................................      1,020,000            38,275
    *Sino-Tech International Holdings, Ltd. .........................        760,000             8,782
     SJM Holdings, Ltd. .............................................         12,000            20,569
     SmarTone Telecommunications Holdings, Ltd. .....................         69,000           127,616
     SOCAM Development, Ltd. ........................................         44,444            42,417
     South China (China), Ltd. ......................................        464,000            28,892
     Stella International Holdings, Ltd. ............................         36,500            82,385
    #Sun Hung Kai & Co., Ltd. .......................................        119,104            69,500
     Sun Hung Kai Properties, Ltd. ..................................         90,000         1,235,761
    *Superb Summit International Timber Co., Ltd. ...................        500,000            13,896
     Sustainable Forest Holdings, Ltd. ..............................        337,500             8,509
    *Tack Hsin Holdings, Ltd. .......................................         22,000             6,583
     Tai Cheung Holdings, Ltd. ......................................         94,000            64,963
     Tan Chong International, Ltd. ..................................         24,000             5,554
    #Techtronic Industries Co., Ltd. ................................        187,500           162,231
     Television Broadcasts, Ltd. ....................................         19,000           109,486
     Texwinca Holdings, Ltd. ........................................         48,000            60,812
    *Titan Petrochemicals Group, Ltd. ...............................         60,000             2,365
    *Tom Group, Ltd. ................................................         60,000             5,031
     Tongda Group Holdings, Ltd. ....................................        530,000            16,512
     Town Health International Investments, Ltd. ....................         84,000             8,641
     Tradelink Electronic Commerce, Ltd. ............................         14,000             1,775
     Transport International Holdings, Ltd. .........................         33,600            68,623
     Trinity, Ltd. ..................................................         32,000            28,922
    #United Laboratories International Holdings, Ltd. (The) .........         74,000            57,113
    #Value Partners Group, Ltd. .....................................         39,000            22,442
     Varitronix International, Ltd. .................................        113,000            51,449
     Victory City International Holdings, Ltd. ......................        264,722            28,518
     Vitasoy International Holdings, Ltd. ...........................         80,000            56,473


                                      1021

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
    *Vongroup, Ltd. .................................................        815,000   $         3,912
    *VST Holdings, Ltd. .............................................        108,000            17,183
     VTech Holdings, Ltd. ...........................................          7,000            65,317
   #*Wah Nam International Holdings, Ltd. ...........................        264,780            22,438
     Wharf Holdings, Ltd. ...........................................         96,000           510,648
     Wheelock & Co., Ltd. ...........................................         98,000           287,932
     Wing Hang Bank, Ltd. ...........................................         17,500           158,262
    *Wing Hing International Holdings, Ltd. .........................        100,000             3,809
     Wing On Co. International, Ltd. ................................         32,000            63,628
     Wing Tai Properties, Ltd. ......................................        140,000            48,530
     Winsor Properties Holdings, Ltd. ...............................          2,000             3,812
    *Winteam Pharmaceutical Group, Ltd. .............................        194,000            27,556
   #*Wynn Macau, Ltd. ...............................................         15,200            42,589
    *Xinjiang Goldwind Science & Technology Co., Ltd. Series H ......         47,800            30,643
    #Xinyi Glass Holdings, Ltd. .....................................        100,000            62,755
     YGM Trading, Ltd. ..............................................         20,000            46,739
     Yue Yuen Industrial Holdings, Ltd. .............................         57,000           162,334
    *Yuzhou Properties Co. ..........................................          5,000             1,295
                                                                                       ---------------
TOTAL HONG KONG .....................................................                       18,945,986
                                                                                       ---------------
HUNGARY -- (0.1%)
    *Egis Gyogyszergyar NYRT ........................................            894            72,740
   #*FHB Mortgage Bank NYRT .........................................          6,244            14,176
     Magyar Telekom Telecommunications P.L.C. .......................         14,077            32,519
     Magyar Telekom Telecommunications P.L.C. Sponsored ADR .........          4,800            55,008
    *MOL Hungarian Oil & Gas P.L.C. .................................          2,028           156,985
     OTP Bank P.L.C. ................................................         26,063           408,673
    *PannErgy P.L.C. ................................................          3,649            10,741
     Richter Gedeon NYRT ............................................            915           146,986
                                                                                       ---------------
TOTAL HUNGARY .......................................................                          897,828
                                                                                       ---------------
INDIA -- (2.1%)
     Aban Offshore, Ltd. ............................................            770             6,767
     ABG Shipyard, Ltd. .............................................          7,485            66,127
     ACC, Ltd. ......................................................          7,831           191,374
     Adani Enterprises, Ltd. ........................................         11,679           114,070
    *Adani Power, Ltd. ..............................................         12,326            22,091
     Aditya Birla Nuvo, Ltd. ........................................          5,652           104,681
    *Agre Developers, Ltd. ..........................................            446               366
     Akzo Nobel India, Ltd. .........................................            399             6,780
     Allahabad Bank, Ltd. ...........................................         40,781           125,055
     Allcargo Logistics, Ltd. .......................................            986             3,057
     Alok Industries, Ltd. ..........................................         90,000            38,640
     Ambuja Cements, Ltd. ...........................................         40,221           127,548
     Amtek Auto, Ltd. ...............................................         17,358            45,237
     Anant Raj Industries, Ltd. .....................................         13,615            14,923
    *Andhra Bank, Ltd. ..............................................         18,523            45,029
     Ansal Properties & Infrastructure, Ltd. ........................          9,102             6,753
    *Apollo Hospitals Enterprise, Ltd. ..............................          9,322            98,754
     Apollo Tyres, Ltd. .............................................         25,736            30,120
    *Arvind, Ltd. ...................................................         14,863            33,260
     Asea Brown Boveri India, Ltd. ..................................          3,501            50,914
    *Ashok Leyland, Ltd. ............................................        200,290           111,687
     Asian Paints, Ltd. .............................................          1,564           101,052
     Aurobindo Pharma, Ltd. .........................................         57,865           151,130
     Aventis Pharma, Ltd. ...........................................          1,238            59,622
     Axis Bank, Ltd. ................................................         13,737           324,667
     Bajaj Auto, Ltd. ...............................................          3,566           126,326
     Bajaj Electricals, Ltd. ........................................          4,500            17,966
     Bajaj Finance, Ltd. ............................................          2,425            33,803
     Bajaj Finserv, Ltd. ............................................          6,437            71,270


                                      1022

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Bajaj Hindusthan, Ltd. .........................................         80,199   $        62,588
     Bajaj Holdings & Investment, Ltd. ..............................          7,265           110,213
     Ballarpur Industries, Ltd. .....................................         70,689            42,676
     Balrampur Chini Mills, Ltd. ....................................         21,074            23,006
     Bank of Baroda .................................................         10,597           166,891
     Bank of India ..................................................         16,169           109,618
     Bank of Maharashtra, Ltd. ......................................         32,893            34,518
     BASF India, Ltd. ...............................................            873            10,696
     Bata India, Ltd. ...............................................          6,548            96,992
     BEML, Ltd. .....................................................          2,355            25,446
     Berger Paints India, Ltd. ......................................         26,560            54,350
     BGR Energy Systems, Ltd. .......................................          2,982            20,077
     Bharat Electronics, Ltd. .......................................          2,636            84,253
     Bharat Forge, Ltd. .............................................          7,701            47,161
     Bharat Heavy Electricals, Ltd. .................................         10,235            66,461
     Bharat Petroleum Corp., Ltd. ...................................          3,844            49,187
     Bharti Airtel, Ltd. ............................................         41,564           332,432
     Bhushan Steel, Ltd. ............................................         15,385           107,026
    *Biocon, Ltd. ...................................................          8,934            64,356
     Birla Corp., Ltd. ..............................................          4,033            26,541
     Bombay Rayon Fashions, Ltd. ....................................         10,599            62,809
     Bosch, Ltd. ....................................................            584            83,258
     Britannia Industries, Ltd. .....................................          1,250            12,056
     Cadila Healthcare, Ltd. ........................................          8,226           128,766
    *Cairn India, Ltd. ..............................................         18,573           113,163
     Canara Bank ....................................................         13,415           128,550
     Carborundum Universal, Ltd. ....................................          4,300            13,856
     Central Bank of India ..........................................         53,793           119,293
     Century Plyboards India, Ltd. ..................................          6,288             7,722
     Century Textiles & Industries, Ltd. ............................          2,887            18,993
     CESC, Ltd. .....................................................          5,246            29,516
     Chambal Fertilizers & Chemicals, Ltd. ..........................         26,495            48,843
     Chennai Petroleum Corp., Ltd. ..................................         11,326            46,094
     Cipla, Ltd. ....................................................          7,837            47,202
     City Union Bank, Ltd. ..........................................         41,580            38,842
     CMC, Ltd. ......................................................            388             6,370
     Colgate-Palmolive (India), Ltd. ................................          3,054            62,537
     Container Corp. of India .......................................          2,331            45,963
     Core Education & Technologies, Ltd. ............................          9,143            52,782
    *Coromandel International, Ltd. .................................          4,798            32,752
     Corporation Bank ...............................................          9,596            83,618
     Crompton Greaves, Ltd. .........................................          8,868            25,332
     Cummins India, Ltd. ............................................          6,720            54,863
     Dabur India, Ltd. ..............................................         30,848            63,670
    *Deccan Chronicle Holdings, Ltd. ................................          9,319             9,863
     Dena Bank ......................................................         12,195            20,064
    *Development Credit Bank, Ltd. ..................................         22,854            20,973
     Dewan Housing Finance Corp., Ltd. ..............................          8,991            41,745
     Dhanalakshmi Bank, Ltd. ........................................         14,795            19,730
    *Dish TV (India), Ltd. ..........................................         44,632            69,140
     Divi's Laboratories, Ltd. ......................................          2,878            45,402
     DLF, Ltd. ......................................................         30,104           147,960
    #Dr. Reddy's Laboratories, Ltd. ADR .............................          5,899           195,552
     E.I.D. - Parry (India), Ltd. ...................................          7,652            34,842
     Edelweiss Financial Services, Ltd. .............................         43,000            23,380
     Educomp Solutions, Ltd. ........................................         10,613            58,630
     Eicher Motors, Ltd. ............................................          2,071            71,801
     EIH, Ltd. ......................................................         19,189            36,812
     Era Infra Engineering, Ltd. ....................................          7,211            22,503
     Escorts, Ltd. ..................................................          9,996            17,358
    *Essar Oil, Ltd. ................................................         61,934           109,994


                                      1023

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    *Essar Ports, Ltd. ..............................................         10,386   $        17,007
    *Essar Shipping, Ltd. ...........................................          5,193             9,049
    *Everonn Education, Ltd. ........................................          2,200            17,107
     Exide Industries, Ltd. .........................................         31,311            77,581
     Federal Bank, Ltd. .............................................         19,315           163,595
     Financial Technologies (India), Ltd. ...........................          3,882            58,111
    *Fortis Healthcare India, Ltd. ..................................         10,077            25,632
     Future Capital Holdings, Ltd. ..................................          6,323            18,370
     GAIL India, Ltd. ...............................................         23,506           202,731
     Gammon India, Ltd. .............................................         10,776            14,335
    *Gammon Infrastructure Projects, Ltd. ...........................         12,199             3,433
     Gateway Distriparks, Ltd. ......................................          8,076            24,600
     Gitanjali Gems, Ltd. ...........................................          4,948            34,914
    *GlaxoSmithKline Consumer Healthcare, Ltd. ......................            389            18,826
     GlaxoSmithKline Pharmaceuticals, Ltd. ..........................          1,552            65,526
     Glenmark Pharmaceuticals, Ltd. .................................         11,592            73,464
    *GMR Infrastructure, Ltd. .......................................         58,488            32,934
     Godfrey Phillips India, Ltd. ...................................             51             3,613
     Godrej Industries, Ltd. ........................................          7,430            30,778
     Gokul Refoils & Solvent, Ltd. ..................................         14,640            27,566
     Grasim Industries, Ltd. ........................................          5,183           263,244
     Great Eastern Shipping Co., Ltd. ...............................         13,008            62,209
     Greaves Cotton, Ltd. ...........................................          1,775             3,225
     Gujarat Alkalies & Chemicals, Ltd. .............................            772             2,237
     Gujarat Fluorochemicals, Ltd. ..................................            412             4,492
     Gujarat Gas Co., Ltd. ..........................................          6,039            52,763
     Gujarat Mineral Development Corp., Ltd. ........................         12,483            44,793
     Gujarat NRE Coke, Ltd. .........................................         49,906            25,340
     Gujarat State Fertilizers & Chemicals, Ltd. ....................          4,033            39,132
     Gujarat State Petronet, Ltd. ...................................         28,545            58,224
    *GVK Power & Infrastructure, Ltd. ...............................         63,703            18,557
     HCL Infosystems, Ltd. ..........................................         22,200            29,632
     HCL Technologies, Ltd. .........................................         17,304           156,249
     HDFC Bank, Ltd. ................................................         38,000           378,121
     HDFC Bank, Ltd. ADR ............................................          2,000            63,320
     Hero Honda Motors, Ltd. Series B ...............................          2,207            98,155
     Hexaware Technologies, Ltd. ....................................         34,366            62,640
    *Himachal Futuristic Communications, Ltd. .......................         88,611            23,812
     Himadri Chemicals & Industries, Ltd. ...........................         21,760            23,767
     Hindalco Industries, Ltd. ......................................         98,394           272,724
     Hindustan Construction Co., Ltd. ...............................         39,530            23,558
     Hindustan Petroleum Corp, Ltd. .................................          9,241            63,267
     Hindustan Unilever, Ltd. .......................................          7,107            54,649
     Honeywell Automation India, Ltd. ...............................            710            33,405
     Hotel Leelaventure, Ltd. .......................................         23,855            19,077
    *Housing Development & Infrastructure, Ltd. .....................         32,009            65,091
     HSIL, Ltd. .....................................................         19,048            69,717
     HT Media, Ltd. .................................................         11,369            33,327
     ICICI Bank, Ltd. ...............................................          9,160           172,574
     ICICI Bank, Ltd. Sponsored ADR .................................         17,656           656,097
     IDBI Bank, Ltd. ................................................         42,786           102,083
    *Idea Cellular, Ltd. ............................................        146,697           282,172
     IFCI, Ltd. .....................................................         70,683            47,468
     India Cements, Ltd. ............................................         31,135            51,144
     India Infoline, Ltd. ...........................................         15,429            23,531
     Indian Bank ....................................................         21,645            95,925
     Indian Hotels Co., Ltd. ........................................         57,658            82,428
     Indian Oil Corp., Ltd. .........................................         11,712            70,052
     Indian Overseas Bank ...........................................         27,161            56,904
     IndusInd Bank, Ltd. ............................................         51,899           304,512
     Infosys, Ltd. ..................................................          5,251           306,935


                                      1024

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Infotech Enterprises, Ltd. .....................................          1,202   $         2,895
     Infrastructure Development Finance Co., Ltd. ...................        142,144           382,619
     ING Vysya Bank, Ltd. ...........................................          7,120            49,066
     Ipca Laboratories, Ltd. ........................................          5,325            27,726
     IRB Infrastructure Developers, Ltd. ............................         12,168            40,786
     ITC, Ltd. ......................................................         19,410            84,634
     IVRCL Infrastructures & Projects, Ltd. .........................         33,942            28,645
     Jagran Prakashan, Ltd. .........................................         14,570            32,490
     Jain Irrigation Systems, Ltd. ..................................         29,500            75,265
     Jaiprakash Associates, Ltd. ....................................        180,455           282,679
    *Jaiprakash Power Ventures, Ltd. ................................         27,569            21,634
     Jammu & Kashmir Bank, Ltd. .....................................          3,114            53,598
    *Jet Airways (India), Ltd. ......................................          3,135            16,435
     Jindal Drilling & Industries, Ltd. .............................            585             3,802
     Jindal Saw, Ltd. ...............................................         26,565            82,396
     Jindal Steel & Power, Ltd. .....................................          8,101            92,828
     JM Financial, Ltd. .............................................         45,037            17,477
    *JSL Stainless, Ltd. ............................................            282               548
     JSW Energy, Ltd. ...............................................         58,772            62,712
     JSW Steel, Ltd. ................................................         15,143           201,821
     Jubilant Industries, Ltd. ......................................            252               964
     Jubilant Organosys, Ltd. .......................................          5,040            20,335
    *Kakinada Fertilizers, Ltd. .....................................         69,051            15,896
     Kalpataru Power Transmission, Ltd. .............................          1,245             2,796
     Karnataka Bank, Ltd. ...........................................         25,200            46,264
     Kotak Mahindra Bank, Ltd. ......................................         21,044           219,400
     KPIT Cummins Infosystems, Ltd. .................................         12,495            41,002
    *KSK Energy Ventures, Ltd. ......................................         14,031            29,466
     Lakshmi Machine Works, Ltd. ....................................            692            27,292
     Lakshmi Vilas Bank, Ltd. .......................................         16,466            33,293
    *Lanco Infratech, Ltd. ..........................................        138,520            46,364
     Larsen & Toubro, Ltd. ..........................................          3,980           114,782
     Lupin, Ltd. ....................................................         12,300           118,261
     Madras Cements, Ltd. ...........................................         15,000            31,377
    *Mahanagar Telephone Nigam, Ltd. ................................         21,492            13,806
     Maharashtra Seamless, Ltd. .....................................          6,338            44,058
     Mahindra & Mahindra Financial Services, Ltd. ...................          7,688           105,677
     Mahindra & Mahindra, Ltd. ......................................          9,544           168,004
     Mahindra Lifespace Developers, Ltd. ............................          3,460            21,632
     Mangalore Refinery & Petrochemicals, Ltd. ......................         28,382            37,492
     Maruti Suzuki India, Ltd. ......................................          5,785           133,043
    *MAX India, Ltd. ................................................          8,840            34,213
     McLeod Russel India, Ltd. ......................................          5,519            28,985
    *Mercator Lines, Ltd. ...........................................         25,374            13,929
     MindTree, Ltd. .................................................          1,785            14,640
     Monnet Ispat, Ltd. .............................................          3,882            36,170
    *Motherson Sumi Systems, Ltd. ...................................         12,642            48,652
     Motilal Oswal Financial Services, Ltd. .........................          6,733            11,606
    *Mphasis, Ltd. ..................................................          7,290            51,166
     MRF, Ltd. ......................................................            248            34,611
     Mundra Port & Special Economic Zone, Ltd. ......................         15,220            50,914
     Nagarjuna Construction Co., Ltd. ...............................         31,522            34,522
    *Nagarjuna Oil Refinery, Ltd. ...................................         62,774            14,451
     National Aluminium Co., Ltd. ...................................         75,710            99,504
     Nava Bharat Ventures, Ltd. .....................................          1,957             6,931
    *NHPC, Ltd. .....................................................         83,575            42,977
     NIIT Technologies, Ltd. ........................................          6,924            32,383
     Noida Toll Bridge Co., Ltd. ....................................         13,172             6,361
     NTPC, Ltd. .....................................................          9,275            33,998
     Oil & Natural Gas Corp., Ltd. ..................................          5,900            33,585
     Oil India, Ltd. ................................................          1,357            36,002


                                      1025

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    *OMAXE, Ltd. ....................................................          4,002   $        11,998
     Opto Circuits India, Ltd. ......................................          5,084            25,997
    *Oracle Financial Services Software, Ltd. .......................          2,009            86,681
     Orchid Chemicals & Pharmaceuticals, Ltd. .......................          6,451            21,829
     Orient Paper & Industries, Ltd. ................................          3,051             3,753
     Oriental Bank of Commerce ......................................          9,651            57,188
     Orissa Minerals Development Co., Ltd. ..........................             22            21,059
     Pantaloon Retail India, Ltd. ...................................          8,932            35,408
    *Patni Computer Systems, Ltd. ADR ...............................          5,245            71,752
     Peninsula Land, Ltd. ...........................................         10,444             8,960
     Petronet LNG, Ltd. .............................................         34,000           112,366
     Phoenix Mills, Ltd. ............................................          5,631            23,158
     Pidilite Industries, Ltd. ......................................         11,464            38,059
    *Pipavav Defence & Offshore Engineering Co., Ltd. ...............         13,168            23,204
     Piramal Healthcare, Ltd. .......................................         10,283            75,885
     Power Grid Corp. of India, Ltd. ................................         27,939            59,753
     PTC India, Ltd. ................................................         36,592            52,717
     Punj Lloyd, Ltd. ...............................................         25,367            30,757
     Punjab National Bank ...........................................          1,815            36,206
     Rajesh Exports, Ltd. ...........................................         14,840            44,915
     Ranbaxy Laboratories, Ltd. .....................................         13,023           133,293
     Raymond, Ltd. ..................................................          6,963            55,362
    *Redington India, Ltd. ..........................................          7,873            15,291
     REI Agro, Ltd. .................................................         41,063            19,739
     Reliance Capital, Ltd. .........................................         14,667           110,519
     Reliance Communications, Ltd. ..................................         56,729            92,198
     Reliance Energy, Ltd. ..........................................          4,458            42,166
     Reliance Industries, Ltd. ......................................         67,347         1,206,001
    *Reliance Industries, Ltd. Sponsored GDR ........................          1,925            69,685
    *Reliance Power, Ltd. ...........................................         63,713           123,752
     Rolta India, Ltd. ..............................................         21,070            35,789
     Ruchi Soya Industries, Ltd. ....................................         16,055            36,050
     Rural Electrification Corp., Ltd. ..............................         13,757            50,408
     S. Kumars Nationwide, Ltd. .....................................         39,329            31,956
     Sadbhav Engineering, Ltd. ......................................          4,350            11,882
    *Satyam Computer Services, Ltd. .................................         56,106            81,102
     Sesa Goa, Ltd. .................................................         55,379           233,708
     Shipping Corp. of India, Ltd. ..................................         26,115            39,530
     Shree Cement, Ltd. .............................................          1,212            47,173
    *Shree Renuka Sugars, Ltd. ......................................         66,795            78,226
     Shriram Transport Finance Co., Ltd. ............................          7,725            96,286
     Sintex Industries, Ltd. ........................................         35,352            85,195
     SKF India, Ltd. ................................................          3,176            42,943
     Sobha Developers, Ltd. .........................................          5,557            28,642
     South Indian Bank, Ltd. ........................................        100,340            48,488
     SRF, Ltd. ......................................................          8,369            52,348
     State Bank of Bikaner & Jaipur .................................            887             7,190
     State Bank of India ............................................          3,654           142,111
     Steel Authority of India, Ltd. .................................         29,940            68,583
     Sterling Biotech, Ltd. .........................................         11,381            15,514
     Sterlite Industries (India), Ltd. ..............................         34,844            91,198
     Sterlite Industries (India), Ltd. ADR ..........................         25,069           258,712
     Strides Arcolab, Ltd. ..........................................          6,009            48,566
     Sun Pharmaceuticals Industries, Ltd. ...........................          6,511            66,861
     Sun TV Network, Ltd. ...........................................          7,669            40,709
     Supreme Industries, Ltd. .......................................         13,945            54,327
    *Suzlon Energy, Ltd. ............................................        129,080           101,307
     Syndicate Bank .................................................         33,071            72,832
     Tata Chemicals, Ltd. ...........................................         10,942            74,309
     Tata Communications, Ltd. ADR ..................................          5,100            40,851
     Tata Consultancy Services, Ltd. ................................          4,166            94,602


                                      1026

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Tata Investment Corp., Ltd. ....................................          2,924   $        29,093
     Tata Motors, Ltd. ..............................................        135,750           547,413
     Tata Power Co., Ltd. ...........................................         18,450            37,723
     Tata Steel, Ltd. ...............................................         25,945           255,492
     Tata Tea, Ltd. .................................................         54,530           103,039
    *Tata Teleservices Maharashtra, Ltd. ............................         58,119            21,008
     Tech Mahindra, Ltd. ............................................          3,765            44,927
     Texmaco Rail & Engineering, Ltd. ...............................         12,282            20,748
     Thomas Cook India, Ltd. ........................................         29,048            29,160
    *Timken India, Ltd. .............................................          1,690             7,662
     Titan Industries, Ltd. .........................................          9,863            43,767
     Torrent Pharmaceuticals, Ltd. ..................................          2,125            25,008
     Torrent Power, Ltd. ............................................         10,757            51,538
     Transport Corp of India, Ltd. ..................................            394               620
     Trent, Ltd. ....................................................            536            11,837
    *Trent, Ltd. Series B ...........................................             22               447
    *Triveni Turbine, Ltd. ..........................................         41,519            32,954
     Tube Investments of India, Ltd. ................................         18,724            53,740
     Tulip IT Services, Ltd. ........................................         15,047            46,407
     TVS Motor Co., Ltd. ............................................         34,636            48,764
     UCO Bank .......................................................         28,541            43,828
     Ultratech Cement, Ltd. .........................................          4,462           105,306
     Union Bank of India, Ltd. ......................................         13,224            61,038
    *Unitech, Ltd. ..................................................        206,688           126,574
     United Phosphorus, Ltd. ........................................         47,856           143,357
     United Spirits, Ltd. ...........................................          9,348           167,342
     Usha Martin, Ltd. ..............................................         19,377            13,053
    *Vardhman Special Steels, Ltd. ..................................            555               239
     Vardhman Textiles, Ltd. ........................................          2,777            11,662
     Videocon Industries, Ltd. ......................................         10,107            36,216
     Videsh Sanchar Nigam, Ltd. .....................................          9,010            34,894
     Vijaya Bank, Ltd. ..............................................          4,067             5,072
     Voltas, Ltd. ...................................................         27,567            56,333
     Welspun Corp., Ltd. ............................................         15,250            33,497
     Wipro, Ltd. ....................................................         15,238           114,256
     Yes Bank, Ltd. .................................................         24,521           157,189
     Zee Entertainment Enterprises, Ltd. ............................         52,912           129,931
    *Zee Learn, Ltd. ................................................          5,044             1,989
     Zensar Technologies, Ltd. ......................................          4,461            11,988
                                                                                       ---------------
TOTAL INDIA..... ....................................................                       22,200,900
                                                                                       ---------------
INDONESIA -- (0.9%)
     PT Adaro Energy Tbk ............................................      1,120,000           252,619
     PT AKR Corporindo Tbk ..........................................        357,000           120,770
     PT Aneka Tambang Tbk ...........................................        714,500           143,013
     PT Asahimas Flat Glass Tbk .....................................         86,500            73,441
     PT Astra Agro Lestari Tbk ......................................         39,000            93,407
     PT Astra International Tbk .....................................         96,500           744,090
    *PT Bakrie & Brothers Tbk .......................................      5,212,000            30,273
     PT Bakrie Sumatera Plantations Tbk .............................      1,417,000            46,417
    *PT Bakrie Telecom Tbk ..........................................      4,680,500           155,014
    *PT Bakrieland Development Tbk ..................................      4,683,500            60,414
     PT Bank Bukopin Tbk ............................................        612,000            46,379
     PT Bank Central Asia Tbk .......................................        256,000           232,155
     PT Bank Danamon Indonesia Tbk ..................................        560,263           312,212
     PT Bank Mandiri Tbk ............................................        561,909           448,227
     PT Bank Negara Indonesia Persero Tbk ...........................        788,120           353,207
    *PT Bank Pan Indonesia Tbk ......................................      1,801,500           139,288
    *PT Bank Permata Tbk ............................................          1,500               248
     PT Bank Rakyat Indonesia Persero Tbk ...........................        766,000           575,917
    *PT Bank Tabungan Pensiunan Nasional Tbk ........................         54,000            22,669


                                      1027

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDONESIA -- (Continued)
    *PT Barito Pacific Tbk ..........................................        293,000   $        26,862
     PT Bayan Resources Tbk .........................................         16,000            33,643
    *PT Berlian Laju Tanker Tbk .....................................        514,666            11,025
    *PT Bhakti Investama Tbk ........................................      2,617,500            72,873
    *PT Bisi International Tbk ......................................        255,500            29,093
     PT Bumi Resources Tbk ..........................................        840,500           219,536
    *PT Bumi Serpong Damai Tbk ......................................      1,024,000           105,373
    *PT BW Plantation Tbk ...........................................        436,500            57,338
    *PT Central Proteinaprima Tbk ...................................      4,938,500            29,567
    *PT Charoen Pokphand Indonesia Tbk ..............................        707,500           210,686
     PT Ciputra Development Tbk .....................................      2,037,576           111,719
    *PT Citra Marga Nusaphala Persada Tbk ...........................        348,000            59,067
    *PT Darma Henwa Tbk .............................................      3,062,000            26,906
    *PT Delta Dunia Makmur Tbk ......................................        451,000            31,640
    *PT Energi Mega Persada Tbk .....................................      6,952,500           126,594
     PT Gajah Tunggal Tbk ...........................................        246,000            75,227
     PT Global Mediacom Tbk .........................................      1,018,500            91,437
     PT Gudang Garam Tbk ............................................         56,000           367,578
     PT Hexindo Adiperkasa Tbk ......................................        108,000            94,644
     PT Holcim Indonesia Tbk ........................................        325,000            70,174
    *PT Indah Kiat Pulp & Paper Corp. Tbk ...........................        490,500            56,061
     PT Indika Energy Tbk ...........................................        271,000            86,085
     PT Indo Tambangraya Megah Tbk ..................................         11,500            57,368
     PT Indocement Tunggal Prakarsa Tbk .............................         66,000           120,580
     PT Indofood Sukses Makmur Tbk ..................................        702,000           412,171
     PT Indosat Tbk ADR .............................................          1,609            48,157
    *PT Inovisi Infracom Tbk ........................................          2,000             1,252
     PT International Nickel Indonesia Tbk ..........................        514,500           209,758
     PT Japfa Comfeed Indonesia Tbk .................................        179,000           101,966
    *PT Jasa Marga Tbk ..............................................        239,500           103,227
     PT Kalbe Farma Tbk .............................................        426,000           165,821
    *PT Kawasan Industri Jababeka Tbk ...............................      1,547,500            27,581
     PT Lippo Karawaci Tbk ..........................................      3,244,750           232,634
     PT Matahari Putra Prima Tbk ....................................        520,000            57,772
     PT Mayorah Indah Tbk ...........................................        107,000           169,877
     PT Medco Energi Internasional Tbk ..............................        325,000            84,433
    *PT Media Nusantara Citra Tbk ...................................        613,000            75,726
     PT Mitra Adiperkasa Tbk ........................................         60,500            33,321
    *PT Mitra International Resources Tbk ...........................        821,000            14,839
    *PT Pabrik Kertas Tjiwi Kimia Tbk ...............................        156,500            35,890
    *PT Pakuwon Jati Tbk ............................................        602,000            57,988
    *PT Panin Financial Tbk .........................................      2,295,000            31,040
     PT Perusahaan Gas Negara Tbk ...................................        192,500            63,498
     PT Perusahaan Perkebunan London Sumatra Indonesia Tbk ..........        647,500           159,253
     PT Ramayana Lestari Sentosa Tbk ................................        232,824            17,470
     PT Sampoerna Agro Tbk ..........................................        136,000            46,008
     PT Semen Gresik Persero Tbk ....................................        106,000           112,785
    *PT Sentul City Tbk .............................................      2,917,500            92,441
     PT Summarecon Agung Tbk ........................................      1,565,500           204,870
     PT Surya Citra Media Tbk .......................................         75,000            53,405
     PT Tambang Batubara Bukit Asam Tbk .............................         22,000            45,115
     PT Telekomunikasi Indonesia Tbk ................................          7,000             5,838
     PT Telekomunikasi Indonesia Tbk Sponsored ADR ..................          3,700           125,060
     PT Timah Tbk ...................................................        380,500            84,316
     PT Trada Maritime Tbk ..........................................        441,000            43,523
    *PT Truba Alam Manunggal Engineering Tbk ........................      2,841,000            15,962
     PT Tunas Baru Lampung Tbk ......................................        326,500            22,160
     PT Tunas Ridean Tbk ............................................        537,500            37,352
     PT Unilever Indonesia Tbk ......................................         34,000            59,771
     PT United Tractors Tbk .........................................        188,924           519,646
     PT Wijaya Karya Tbk ............................................        754,500            43,898


                                      1028

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
INDONESIA -- (Continued)
    *PT XL Axiata Tbk ...............................................        221,000   $       123,603
                                                                                       ---------------
TOTAL INDONESIA ....................................................                         9,760,263
                                                                                       ---------------
IRELAND -- (0.4%)
    *Aer Lingus Group P.L.C. ........................................         17,870            17,804
    *Anglo Irish Bank Corp. P.L.C. ..................................        114,377                --
     C&C Group P.L.C. ...............................................         62,601           252,120
     CRH P.L.C. .....................................................         31,891           575,666
     CRH P.L.C. Sponsored ADR .......................................         52,416           964,979
     DCC P.L.C. .....................................................         16,837           465,827
     Dragon Oil P.L.C. ..............................................         34,823           311,279
    *Elan Corp. P.L.C. ..............................................          9,558           113,350
    *Elan Corp. P.L.C. Sponsored ADR ................................         23,010           275,890
     FBD Holdings P.L.C. ............................................          4,734            42,245
     Glanbia P.L.C. .................................................          5,349            34,918
    *Governor & Co. of the Bank of Ireland P.L.C. (The) .............        418,851            58,974
     Governor & Co. of the Bank of Ireland P.L.C. Sponsored
        ADR (The) ...................................................            200             1,180
     Grafton Group P.L.C. ...........................................         31,048           119,800
     Greencore Group P.L.C. .........................................        114,479           114,734
    *IFG Group P.L.C. ...............................................          6,574            10,268
    *Independent News & Media P.L.C. ................................         28,356            10,844
     Irish Continental Group P.L.C. .................................          1,047            21,356
    *Kenmare Resources P.L.C. .......................................         77,286            49,993
     Kerry Group P.L.C. Series A ....................................         14,315           530,873
     Kingspan Group P.L.C. ..........................................         24,479           217,475
     Paddy Power P.L.C. .............................................          1,652            90,870
    *Smurfit Kappa Group P.L.C. .....................................         20,652           141,620
    *United Drug P.L.C. .............................................         68,807           212,339
                                                                                       ---------------
TOTAL IRELAND .......................................................                        4,634,404
                                                                                       ---------------
ISRAEL -- (0.4%)
    *Africa Israel Investments, Ltd. ................................          9,451            38,352
    *Airport City, Ltd. .............................................            978             4,256
     Alon Holdings Blue Square Israel, Ltd. .........................          1,974            11,607
    *AL-ROV Israel, Ltd. ............................................            855            21,636
    *Alvarion, Ltd. .................................................         10,204            11,817
     Amot Investments, Ltd. .........................................          1,641             4,501
    *AudioCodes, Ltd. ...............................................          7,800            27,706
     Bank Hapoalim B.M. .............................................        117,777           456,511
     Bank Leumi Le-Israel B.M. ......................................        117,544           407,326
     Bayside Land Corp. .............................................             66            14,104
     Bezeq The Israeli Telecommunication Corp., Ltd. ................         26,540            56,085
     Cellcom Israel, Ltd. ...........................................          1,200            26,448
    *Ceragon Networks, Ltd. .........................................          2,962            29,895
    *Clal Biotechnology Industries, Ltd. ............................          2,783            14,588
     Clal Industries & Investments, Ltd. ............................         10,044            47,357
     Clal Insurance Enterprises Holdings, Ltd. ......................          3,302            57,425
     Delek Automotive Systems, Ltd. .................................          7,070            54,132
     DS Apex Holdings, Ltd. .........................................          1,650             8,307
     Elbit Systems, Ltd. ............................................          2,065            91,408
     Elbit Systems, Ltd. ADR ........................................            900            41,067
    *Electra Real Estate, Ltd. ......................................              1                 3
     Electra, Ltd. ..................................................            470            45,341
    *EZchip Semiconductor, Ltd. (6554998) ...........................            586            20,923
    *EZchip Semiconductor, Ltd. (M4146Y108) .........................            313            11,403
    *First International Bank of Israel, Ltd. .......................          5,521            57,538
     FMS Enterprises Migun, Ltd. ....................................            863            15,294
     Formula Systems (1985), Ltd. ...................................          2,025            31,425
     Frutarom Industries, Ltd. ......................................          8,502            78,147
     Fundtech, Ltd. .................................................            400             9,204
    *Given Imaging, Ltd. ............................................          1,775            27,183


                                      1029

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
     Granite Hacarmel Investments, Ltd. .............................          5,452   $         8,678
    *Hadera Paper, Ltd. .............................................            219            10,611
     Harel Insurance Investments & Finances, Ltd. ...................          2,057            88,954
    *Hot Telecommunications Systems, Ltd. ...........................          7,045            92,511
    *Industrial Building Corp., Ltd. ................................          4,213             7,205
     Israel Chemicals, Ltd. .........................................          8,774           104,039
    *Israel Discount Bank, Ltd. Series A ............................        130,395           215,535
     Ituran Location & Control, Ltd. ................................          5,755            74,853
    *Jerusalem Oil Exploration, Ltd. ................................          1,858            28,767
    *Kamada, Ltd. ...................................................          1,118             6,795
    *Kardan Yazamut .................................................          6,911             1,373
     Matrix IT, Ltd. ................................................          3,013            15,519
     Melisron, Ltd. .................................................          1,900            32,471
    *Mellanox Technologies, Ltd. ....................................          3,132            99,337
    *Menorah Mivtachim Holdings, Ltd. ...............................          6,823            61,471
     Migdal Insurance & Financial Holding, Ltd. .....................         58,646            84,607
     Mizrahi Tefahot Bank, Ltd. .....................................         15,377           132,316
    *Naphtha Israel Petroleum Corp., Ltd. ...........................          1,415             4,583
    *Neto Me Holdings, Ltd. .........................................            279            13,048
    *NICE Systems, Ltd. Sponsored ADR ...............................          7,540           269,630
    *Nitsba Holdings 1995, Ltd. .....................................          1,692            14,478
    *Oil Refineries, Ltd. ...........................................        178,646           102,478
     Ormat Industries, Ltd. .........................................         11,117            67,429
     Osem Investments, Ltd. .........................................          3,323            46,038
     Partner Communications Co., Ltd. ...............................          2,606            30,942
     Partner Communications Co., Ltd. ADR ...........................          1,600            19,008
     Paz Oil Co., Ltd. ..............................................            608            86,360
     Phoenix Holdings, Ltd. (The) ...................................         11,233            30,798
    *RADVision, Ltd. ................................................          2,224            11,427
    *Retalix, Ltd. ..................................................          3,337            49,482
     Shikun & Binui, Ltd. ...........................................         33,554            66,480
    *Strauss Group, Ltd. ............................................          4,340            56,998
     Super-Sol, Ltd. Series B .......................................          7,747            33,420
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR .............         17,670           721,820
    *Tower Semiconductor, Ltd. ......................................         21,672            17,350
     Union Bank of Israel, Ltd. .....................................          3,607            13,332
                                                                                       ---------------
TOTAL ISRAEL ........................................................                        4,441,132
                                                                                       ---------------
ITALY -- (1.5%)
     A2A SpA ........................................................         77,801           106,371
     ACEA SpA .......................................................          8,786            66,614
     Acegas-APS SpA .................................................          5,746            29,906
     Alerion Cleanpower SpA .........................................          2,885            18,879
     Amplifon SpA ...................................................         20,340            97,729
     Ansaldo STS SpA ................................................          3,769            39,874
     Arnoldo Mondadori Editore SpA ..................................         24,039            49,372
     Ascopiave SpA ..................................................          6,261            12,780
     Assicurazioni Generali SpA .....................................         47,270           845,758
     Astaldi SpA ....................................................         10,298            60,617
     Atlantia SpA ...................................................          5,591            85,158
     Autogrill SpA ..................................................          8,470            97,960
     Azimut Holding SpA .............................................         13,319           103,819
    #Banca Carige SpA ...............................................         96,130           187,892
     Banca Generali SpA .............................................         10,206           102,038
     Banca Monte Dei Paschi di Siena SpA ............................        558,744           259,452
     Banca Piccolo Credito Valtellinese Scarl .......................         51,777           150,151
     Banca Popolare dell'Emilia Romagna Scarl .......................         42,110           339,529
    *Banca Popolare dell'Etruria e del Lazio Scarl ..................         10,296            20,222
   #*Banca Popolare di Milano Scarl .................................         85,386            52,547
     Banca Popolare di Sondrio Scarl ................................         48,325           368,658
     Banca Profilo SpA ..............................................          4,046             1,578


                                      1030

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     Banco di Desio e della Brianza SpA .............................          7,525   $        32,185
     Banco Popolare Scarl ...........................................        174,519           259,005
     BasicNet SpA ...................................................          9,483            30,078
     Benetton Group SpA .............................................          9,584            55,141
     Brembo SpA .....................................................          7,759            82,601
    *Brioschi Sviluppo Immobiliare SpA ..............................        158,823            26,325
    *Buongiorno SpA .................................................         19,467            27,176
    *Buzzi Unicem SpA ...............................................         13,310           121,693
     C.I.R. SpA - Compagnie Industriali Riunite .....................         64,552           129,059
     Caltagirone Editore SpA ........................................          4,600             8,197
    *Carraro SpA ....................................................          8,171            26,269
     Cementir Holding SpA ...........................................         16,325            38,256
     Credito Artigiano SpA ..........................................         18,471            22,999
     Credito Bergamasco SpA .........................................          1,348            37,589
     Credito Emiliano SpA ...........................................         12,577            53,496
     Danieli & Co. SpA ..............................................          1,730            43,839
     Datalogic SpA ..................................................          2,581            19,313
     Davide Campari - Milano SpA ....................................         36,106           278,936
     De Longhi SpA ..................................................          2,784            30,424
    *DeA Capital SpA ................................................         29,388            61,422
     DiaSorin SpA ...................................................          2,217            71,766
    *Digital Multimedia Technologies SpA ............................          2,096            52,078
     Enel SpA .......................................................        122,254           576,806
     Engineering Ingegneria Informatica SpA .........................            937            30,819
     Eni SpA ........................................................         36,261           801,510
     Eni SpA Sponsored ADR ..........................................         28,024         1,233,616
     ERG SpA ........................................................          8,111            99,793
     Esprinet SpA ...................................................          6,596            27,013
    *Eurotech SpA ...................................................         11,463            27,319
     Falck Renewables SpA ...........................................         11,517            13,097
    *Fiat Industrial SpA ............................................         25,864           225,185
    *Fiat SpA .......................................................         63,619           389,569
     Finmeccanica SpA ...............................................         78,778           539,957
    *Fondiaria - Sai SpA ............................................         26,734            58,735
    *Gemina SpA .....................................................         98,708            84,022
    #Geox SpA .......................................................          5,423            21,632
     Gruppo Editoriale L'Espresso SpA ...............................         19,872            35,100
     Hera SpA .......................................................         62,720           102,553
     Immsi SpA ......................................................         36,255            31,382
     Impregilo SpA ..................................................         92,088           270,857
     Indesit Co. SpA ................................................          2,959            20,203
     Industria Macchine Automatiche SpA .............................          1,478            28,949
     Interpump Group SpA ............................................         11,739            75,278
     Intesa Sanpaolo SpA ............................................        557,609           984,181
     Intesa Sanpaolo SpA Sponsored ADR ..............................            200             2,104
     Iren SpA .......................................................         44,683            54,047
    #Italcementi SpA ................................................         17,174           114,210
     Italmobiliare SpA ..............................................          1,543            43,208
    *Juventus Football Club SpA .....................................         29,868            24,833
     KME Group SpA ..................................................        131,121            59,374
     Landi Renzo SpA ................................................          9,013            18,389
    *Lottomatica SpA ................................................          7,267           138,727
     Luxottica Group SpA ............................................          1,046            30,825
     Luxottica Group SpA Sponsored ADR ..............................          2,300            67,482
     Maire Tecnimont SpA ............................................        124,393           205,072
     MARR SpA .......................................................          3,171            34,007
     Mediaset SpA ...................................................         31,475           115,967
     Mediobanca SpA .................................................         55,777           441,771
    *Mediolanum SpA .................................................         18,162            69,607
    *Milano Assicurazioni SpA .......................................         48,735            20,783
     Nice SpA .......................................................          1,842             7,023


                                      1031

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     Parmalat SpA ...................................................        239,349   $       531,633
     Piaggio & C. SpA ...............................................         18,418            61,213
    *Pininfarina SpA ................................................          2,797            12,174
     Pirelli & Co. SpA ..............................................         31,874           281,301
    *Prelios SpA ....................................................        165,502            48,572
    *Premafin Finanziaria SpA .......................................         62,392            20,248
     Prysmian SpA ...................................................         11,790           178,232
     Recordati SpA ..................................................          5,186            45,147
     Reply SpA ......................................................            882            20,569
     Sabaf SpA ......................................................          1,349            25,871
    *Safilo Group SpA ...............................................          6,201            51,384
     Saipem SpA .....................................................          3,870           172,921
    *Saras SpA ......................................................         44,381            72,977
     Snam Rete Gas SpA ..............................................         41,865           204,643
     Societa Cattolica di Assicurazioni Scrl ........................          7,197           160,207
     Societa Iniziative Autostradali e Servizi SpA ..................          9,819            81,150
     Sogefi SpA .....................................................         11,540            39,956
     Sol SpA ........................................................         11,034            69,041
    *Sorin SpA ......................................................         55,777           116,585
    *Telecom Italia Media SpA .......................................         35,176             8,142
     Telecom Italia SpA .............................................         81,829           101,818
     Telecom Italia SpA Sponsored ADR ...............................         48,868           607,429
     Tenaris SA ADR .................................................          3,600           114,516
     Terna Rete Elettrica Nazionale SpA .............................         42,552           163,528
   #*Tiscali SpA ....................................................         91,625             6,332
     Tod's SpA ......................................................            719            71,771
     Trevi Finanziaria SpA ..........................................          3,901            43,497
     UniCredit SpA ..................................................        767,057           890,082
     Unione di Banche Italiane ScpA .................................        103,010           390,303
    *Unipol Gruppo Finanziario SpA ..................................        166,942            68,453
     Vittoria Assicurazioni SpA .....................................          3,672            15,558
    *Yoox SpA .......................................................          1,840            26,348
     Zignago Vetro SpA ..............................................          1,242             8,268
                                                                                       ---------------
TOTAL ITALY .........................................................                       16,439,625
                                                                                       ---------------
JAPAN -- (14.5%)
     77 Bank, Ltd. (The) ............................................         70,000           275,724
    *A&D Co., Ltd. ..................................................          5,400            19,668
     Accordia Golf Co., Ltd. ........................................            185           136,204
     Achilles Corp. .................................................         26,000            36,059
     Adeka Corp. ....................................................         15,700           157,011
    *Aderans Co., Ltd. ..............................................          2,700            27,731
     Advantest Corp. ADR ............................................          3,900            45,786
     AEON Co., Ltd. .................................................         36,200           473,450
     Aeon Delight Co., Ltd. .........................................          1,500            30,191
     Aeon Fantasy Co., Ltd. .........................................          4,600            64,698
     Aeon Mall Co., Ltd. ............................................          1,800            41,731
     Agrex, Inc. ....................................................            600             5,693
     Ahresty Corp. ..................................................          1,700            10,407
     Ai Holdings Corp. ..............................................          8,200            34,376
     Aica Kogyo Co., Ltd. ...........................................          7,700           104,165
     Aichi Bank, Ltd. (The) .........................................          1,400            77,703
     Aichi Corp. ....................................................          8,300            33,018
     Aichi Machine Industry Co., Ltd. ...............................         19,000            58,409
     Aichi Steel Corp. ..............................................         21,000           110,411
     Aida Engineering, Ltd. .........................................         17,800            88,825
     Ain Pharmaciez, Inc. ...........................................          1,000            40,864
     Aiphone Co., Ltd. ..............................................          2,500            43,654
     Air Water, Inc. ................................................          9,000           114,248
     Airport Facilities Co., Ltd. ...................................         10,300            39,280
     Aisan Industry Co., Ltd. .......................................          4,900            45,651


                                      1032

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Aisin Seiki Co., Ltd. ..........................................          9,500   $       300,456
     Ajinomoto Co., Inc. ............................................         50,000           559,720
     Akebono Brake Industry Co., Ltd. ...............................         13,200            62,789
     Akita Bank, Ltd. (The) .........................................         32,000            91,682
     Alconix Corp. ..................................................          2,100            45,762
     Alfresa Holdings Corp. .........................................          8,000           299,732
     All Nippon Airways Co., Ltd. ...................................         20,000            60,220
     ALLIED TELESIS HOLDINGS K.K. ...................................         38,200            31,575
     Alpen Co., Ltd. ................................................          2,300            39,459
     Alpha Systems, Inc. ............................................            900            12,701
     Alpine Electronics, Inc. .......................................          7,400            86,895
     Alps Electric Co., Ltd. ........................................         24,200           182,228
     Alps Logistics Co., Ltd. .......................................          2,200            19,897
     Amada Co., Ltd. ................................................         58,000           384,783
     Amano Corp. ....................................................         10,400            87,537
     Amuse, Inc. ....................................................          2,600            33,525
     Anest Iwata Corp. ..............................................          5,000            20,513
    #Anritsu Corp. ..................................................         21,000           237,437
     AOC Holdings, Inc. .............................................         10,500            60,247
     AOI Electronic Co., Ltd. .......................................          1,100            14,859
     AOKI Holdings, Inc. ............................................          4,000            53,301
     Aomori Bank, Ltd. (The) ........................................         34,000            98,050
     Aoyama Trading Co., Ltd. .......................................         10,700           169,023
     Aozora Bank, Ltd. ..............................................        101,000           255,331
     Arakawa Chemical Industries, Ltd. ..............................          3,900            32,458
     Arc Land Sakamoto Co., Ltd. ....................................          2,200            40,274
    #Arcs Co., Ltd. .................................................          4,600            81,899
     Ariake Japan Co., Ltd. .........................................          2,200            38,140
     Arisawa Manufacturing Co., Ltd. ................................          7,000            31,109
     Arnest One Corp. ...............................................          8,300            81,887
     As One Corp. ...................................................          2,100            40,126
     Asahi Co., Ltd. ................................................          2,000            44,308
     Asahi Diamond Industrial Co., Ltd. .............................          6,000            88,356
     Asahi Glass Co., Ltd. ..........................................         50,000           437,847
     Asahi Group Holdings, Ltd. .....................................         12,200           249,747
     Asahi Holdings, Inc. ...........................................          3,100            60,926
     Asahi Kasei Corp. ..............................................         72,000           426,984
     Asahi Organic Chemicals Industry Co., Ltd. .....................         15,000            38,762
    *ASAHI TEC CORP. ................................................        153,000            44,691
     Asatsu-DK, Inc. ................................................          5,400           126,734
     Asax Co., Ltd. .................................................              1             1,259
     Asics Corp. ....................................................          5,000            66,286
     ASKA Pharmaceutical Co., Ltd. ..................................          6,000            43,563
     ASKUL Corp. ....................................................          2,000            28,515
     Astellas Pharma, Inc. ..........................................          5,600           204,811
    *Atom Corp. .....................................................            300             1,025
     Atsugi Co., Ltd. ...............................................         29,000            34,135
     Autobacs Seven Co., Ltd. .......................................          5,300           242,692
     Avex Group Holdings, Inc. ......................................          4,700            55,603
     Awa Bank, Ltd. (The) ...........................................         35,000           232,627
     Bando Chemical Industries, Ltd. ................................         16,000            62,152
     Bank of Iwate, Ltd. (The) ......................................          3,000           136,143
     Bank of Kyoto, Ltd. (The) ......................................         34,000           288,811
     Bank of Nagoya, Ltd. (The) .....................................         26,000            82,285
     Bank of Okinawa, Ltd. (The) ....................................          3,600           143,720
     Bank of Saga, Ltd. (The) .......................................         25,000            59,262
     Bank of the Ryukyus, Ltd. ......................................          7,700            94,165
     Bank of Yokohama, Ltd. (The) ...................................        124,000           567,724
     Belc Co., Ltd. .................................................          1,000            14,385
     Belluna Co., Ltd. ..............................................          5,950            46,493
     Benesse Holdings, Inc. .........................................          1,200            52,137


                                      1033

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    *Best Denki Co., Ltd. ...........................................         13,000   $        35,553
     Bic Camera, Inc. ...............................................             89            47,112
     BML, Inc. ......................................................          1,300            31,305
     Bookoff Corp. ..................................................          3,500            28,868
     Bridgestone Corp. ..............................................         20,600           483,010
     Brother Industries, Ltd. .......................................         27,500           358,900
     Bunka Shutter Co., Ltd. ........................................         11,000            34,460
     CAC Corp. ......................................................          4,000            29,463
     Calsonic Kansei Corp. ..........................................         15,000            88,019
     Canon Electronics, Inc. ........................................          2,800            68,089
     Canon Marketing Japan, Inc. ....................................         11,400           135,142
     Canon, Inc. Sponsored ADR ......................................          7,599           346,134
     Capcom Co., Ltd. ...............................................          1,600            41,856
     Casio Computer Co., Ltd. .......................................         34,100           208,899
     Cawachi, Ltd. ..................................................          1,800            34,210
     Central Glass Co., Ltd. ........................................         27,000           120,695
     Central Japan Railway Co., Ltd. ................................             20           170,140
     Central Security Patrols Co., Ltd. .............................          2,100            20,677
     Century Tokyo Leasing Corp. ....................................         10,100           201,933
     Chiba Bank, Ltd. (The) .........................................         79,000           483,350
    *Chiba Kogyo Bank, Ltd. (The) ...................................          5,200            28,262
     Chino Corp. ....................................................          1,000             2,482
     Chiyoda Co., Ltd. ..............................................          4,900            86,589
    #Chiyoda Corp. ..................................................         10,000           115,157
     Chiyoda Integre Co., Ltd. ......................................          3,700            49,014
     Chubu Electric Power Co., Ltd. .................................          9,300           170,150
     Chubu Shiryo Co., Ltd. .........................................          6,000            36,744
     Chuetsu Pulp & Paper Co., Ltd. .................................         20,000            30,385
     Chugai Pharmaceutical Co., Ltd. ................................          2,500            39,159
     Chugai Ro Co., Ltd. ............................................         14,000            41,148
     Chugoku Bank, Ltd. (The) .......................................         23,000           301,271
     Chugoku Electric Power Co., Ltd. (The) .........................          7,400           110,108
     Chugoku Marine Paints, Ltd. ....................................          9,000            63,347
     Chukyo Bank, Ltd. (The) ........................................         19,000            45,362
     Chuo Denki Kogyo Co., Ltd. .....................................          5,100            19,530
     Chuo Mitsui Trust Holdings, Inc. ...............................        175,440           600,377
     Chuo Spring Co., Ltd. ..........................................          4,000            13,595
     Circle K Sunkus Co., Ltd. ......................................          9,800           159,779
     Citizen Holdings Co., Ltd. .....................................         50,300           266,793
     CKD Corp. ......................................................         11,200            75,195
     Cleanup Corp. ..................................................          3,400            20,283
     CMIC Co., Ltd. .................................................          2,000            33,172
    *CMK Corp. ......................................................         11,500            42,100
     Coca-Cola Central Japan Co., Ltd. ..............................          3,500            46,451
     Coca-Cola West Co., Ltd. .......................................         12,000           214,307
     Cocokara fine, Inc. ............................................          4,300           106,890
     Colowide Co., Ltd. .............................................          6,000            38,762
     Computer Engineering & Consulting, Ltd. ........................          6,400            29,925
     COMSYS Holdings Corp. ..........................................         17,700           173,251
     Corona Corp. ...................................................          2,600            45,265
     Cosel Co., Ltd. ................................................          4,000            55,837
     Cosmo Oil Co., Ltd. ............................................        115,000           287,694
     Cosmos Pharmaceutical Corp. ....................................          1,900            88,129
     Credit Saison Co., Ltd. ........................................         23,000           448,819
     Dai Nippon Printing Co., Ltd. ..................................         64,000           670,364
     Dai Nippon Toryo, Ltd. .........................................         11,000            11,338
     Daibiru Corp. ..................................................          7,300            49,313
     Daicel Chemical Industries, Ltd. ...............................         57,000           323,564
     Dai-Dan Co., Ltd. ..............................................          9,000            58,670
     Daido Kogyo Co., Ltd. ..........................................         11,553            20,293
     Daido Metal Co., Ltd. ..........................................          5,000            51,121


                                      1034

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------

JAPAN -- (Continued)
     Daido Steel Co., Ltd. ..........................................         25,000   $       151,494
     Daidoh, Ltd. ...................................................          4,000            39,442
   #*Daiei, Inc. (The) ..............................................         17,950            68,085
     Daifuku Co., Ltd. ..............................................         17,500            90,788
     Daihatsu Motor Co., Ltd. .......................................          8,000           140,780
     Daihen Corp. ...................................................         15,000            51,373
   #*Daiichi Chuo K.K. ..............................................         24,000            32,316
     Daiichi Jitsugyo Co., Ltd. .....................................          2,000             8,114
    #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd. ........................          1,100            46,954
     Daiichi Kogyo Seiyaku Co., Ltd. ................................          6,000            17,349
     Dai-ichi Life Insurance Co., Ltd. (The) ........................            102           116,158
     Daiichi Sankyo Co., Ltd. .......................................          8,600           167,052
     Daiken Corp. ...................................................         20,000            61,056
     Daiki Aluminium Industry Co., Ltd. .............................         10,000            32,888
     Daikin Industries, Ltd. ........................................          4,100           121,334
     Daikoku Denki Co., Ltd. ........................................          2,100            18,803
    *Daikyo, Inc. ...................................................         44,000            75,011
     Dainichiseika Colour & Chemicals Manufacturing Co., Ltd. .......         15,000            67,380
     Dainippon Screen Manufacturing Co., Ltd. .......................         20,000           153,570
     Dainippon Sumitomo Pharma Co., Ltd. ............................         17,600           192,872
     Daio Paper Corp. ...............................................         15,000           112,745
     Daisan Bank, Ltd. (The) ........................................         22,000            46,344
     Daiseki Co., Ltd. ..............................................          1,800            32,915
     Daishi Bank, Ltd. (The) ........................................         49,000           155,921
     Daiso Co., Ltd. ................................................         15,000            50,280
     Daisyo Corp. ...................................................          2,500            29,596
     Daito Trust Construction Co., Ltd. .............................          1,700           150,621
     Daiwa House Industry Co., Ltd. .................................         46,000           576,421
     Daiwa Industries, Ltd. .........................................          2,100            10,370
     Daiwa Securities Group, Inc. ...................................        179,000           626,316
     Daiwabo Holdings Co., Ltd. .....................................         26,000            61,023
     DCM Holdings Co., Ltd. .........................................         16,000           127,971
     DeNa Co., Ltd. .................................................            600            25,897
     Denki Kagaku Kogyo K.K. ........................................         78,000           296,700
     Denki Kogyo Co., Ltd. ..........................................         16,000            60,604
     Denso Corp. ....................................................         16,200           498,203
     Dentsu, Inc. ...................................................          3,900           117,430
     Denyo Co., Ltd. ................................................          5,400            76,984
     Descente, Ltd. .................................................         11,000            62,174
     DIC Corp. ......................................................         74,000           139,731
     Disco Corp. ....................................................          2,700           142,619
     Don Quijote Co., Ltd. ..........................................          2,200            80,588
     Doshisha Co., Ltd. .............................................          3,000            74,531
     Doutor Nichires Holdings Co., Ltd. .............................          6,300            75,319
     Dowa Holdings Co., Ltd. ........................................         24,000           144,024
     DTS Corp. ......................................................          3,900            45,915
     Duskin Co., Ltd. ...............................................          9,600           186,552
     Dydo Drinco, Inc. ..............................................          1,600            60,778
    #eAccess, Ltd. ..................................................            265            71,568
     Eagle Industry Co., Ltd. .......................................          6,000            66,923
    *Earth Chemical Co., Ltd. .......................................            200             7,280
     East Japan Railway Co. .........................................          5,100           309,205
     Ebara Corp. ....................................................         60,000           219,127
     Edion Corp. ....................................................         12,900           103,216
     Ehime Bank, Ltd. (The) .........................................         33,000            95,369
    *Eidai Co., Ltd. ................................................          4,000            12,639
     Eighteenth Bank, Ltd. (The) ....................................         27,000            69,124
     Eiken Chemical Co., Ltd. .......................................          1,600            20,237
     Eisai Co., Ltd. ................................................          2,100            83,290
     Eizo Nanao Corp. ...............................................          2,900            55,597
     Electric Power Development Co., Ltd. ...........................          3,000            74,681


                                      1035

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    #Elematec Corp. .................................................          2,800   $        46,029
   #*Elpida Memory, Inc. ............................................         48,900           303,964
     Enplas Corp. ...................................................          3,500            74,638
     EPS Co., Ltd. ..................................................             18            37,726
     ESPEC Corp. ....................................................          5,900            37,010
     Excel Co., Ltd. ................................................          1,900            17,312
     Exedy Corp. ....................................................          4,100           118,779
     Ezaki Glico Co., Ltd. ..........................................          9,000           106,897
     F&A Aqua Holdings, Inc. ........................................          2,600            25,082
     Faith, Inc. ....................................................             50             5,258
     FamilyMart Co., Ltd. ...........................................          1,400            55,037
     Fancl Corp. ....................................................          5,900            82,341
     FANUC Corp. ....................................................          1,300           210,197
     Fast Retailing Co., Ltd. .......................................            400            71,854
     FCC Co., Ltd. ..................................................          3,000            63,384
    *FDK Corp. ......................................................         21,000            22,329
     Felissimo Corp. ................................................            600             7,822
    *FIDEA Holdings Co., Ltd. .......................................         12,400            32,394
     Foster Electric Co., Ltd. ......................................          4,700            68,825
     FP Corp. .......................................................          1,000            63,664
     France Bed Holdings Co., Ltd. ..................................         27,000            37,442
     F-Tech, Inc. ...................................................            400             4,836
   #*Fudo Tetra Corp. ...............................................         19,500            41,200
     Fuji Co., Ltd. .................................................          2,400            52,958
     Fuji Corp, Ltd. ................................................          4,000            18,868
     Fuji Electric Holdings Co., Ltd. ...............................         64,000           186,757
     Fuji Electronics Co., Ltd. .....................................          1,500            19,772
     Fuji Furukawa Engineering & Construction Co., Ltd. .............          1,000             1,846
     Fuji Heavy Industries, Ltd. ....................................         76,000           481,706
    *Fuji Kiko Co., Ltd. ............................................          4,000            12,337
     Fuji Oil Co., Ltd. .............................................          8,400           119,230
     Fuji Seal International, Inc. ..................................          2,600            49,207
     Fuji Soft, Inc. ................................................          2,500            39,653
     Fuji Television Network, Inc. ..................................             61            87,272
     Fujicco Co., Ltd. ..............................................          4,000            49,454
     FUJIFILM Holdings Corp. ........................................         30,300           741,568
     Fujikura Kasei Co., Ltd. .......................................          5,300            24,916
     Fujikura, Ltd. .................................................         60,000           191,506
     Fujimi, Inc. ...................................................          2,700            32,322
     Fujimori Kogyo Co., Ltd. .......................................          2,700            43,146
     Fujitec Co., Ltd. ..............................................         13,000            65,758
     Fujitsu Frontech, Ltd. .........................................          5,600            37,704
     Fujitsu, Ltd. ..................................................         71,500           382,357
     Fukuda Corp. ...................................................          3,000            10,743
     Fukui Bank, Ltd. (The) .........................................         38,000           109,986
     Fukuoka Financial Group, Inc. ..................................         82,400           319,055
     Fukushima Bank, Ltd. ...........................................         12,000             5,762
     Fukusima Industries Corp. ......................................          1,100            13,186
     Fukuyama Transporting Co., Ltd. ................................         28,000           143,756
     Funai Consulting, Inc. .........................................          3,700            24,604
     Funai Electric Co., Ltd. .......................................          3,600            70,757
    *Furukawa Co., Ltd. .............................................         37,000            35,845
     Furukawa Electric Co., Ltd. ....................................         80,000           223,465
     Furukawa-Sky Aluminum Corp. ....................................         18,000            53,233
     Furusato Industries, Ltd. ......................................          1,000             7,675
     Fuso Pharmaceutical Industries, Ltd. ...........................         13,000            33,291
     Futaba Corp. ...................................................          6,000           113,169
     Futaba Industrial Co., Ltd. ....................................          5,800            36,966
     Fuyo General Lease Co., Ltd. ...................................          3,100           106,519
     Gakken Holdings Co., Ltd. ......................................         21,000            37,144
     Gecoss Corp. ...................................................          3,400            13,158


                                      1036

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     GEO Co., Ltd. ..................................................             57   $        57,397
     Glory, Ltd. ....................................................          9,100           194,777
     GMO Internet, Inc. .............................................          7,900            34,050
     Godo Steel, Ltd. ...............................................         15,000            35,488
     Goldcrest Co., Ltd. ............................................          3,510            64,396
     Goldwin, Inc. ..................................................         13,000            42,537
    *Gourmet Kineya Co., Ltd. .......................................          3,000            15,769
    #GS Yuasa Corp. .................................................         18,000            94,298
    *GSI Creos Corp. ................................................         29,000            35,719
     Gulliver International Co., Ltd. ...............................            980            43,296
     Gun Ei Chemical Industry Co., Ltd. .............................          1,000             2,677
     Gunma Bank, Ltd. (The) .........................................         79,000           404,313
     Gunze, Ltd. ....................................................         29,000            87,952
     H2O Retailing Corp. ............................................         19,000           137,075
     Hachijuni Bank, Ltd. (The) .....................................         44,000           244,630
     Hakudo Co., Ltd. ...............................................          2,800            26,620
     Hakuhodo DY Holdings, Inc. .....................................          4,270           232,006
     Hakuto Co., Ltd. ...............................................          5,400            48,992
     Hamakyorex Co., Ltd. ...........................................            700            20,028
     Hamamatsu Photonics K.K. .......................................          4,200           159,797
     Hankyu Hanshin Holdings, Inc. ..................................         85,000           358,923
     Hanwa Co., Ltd. ................................................         35,000           146,457
     Happinet Corp. .................................................          2,500            39,168
     Harashin Narus Holdings Co., Ltd. ..............................          2,200            34,644
    *Haseko Corp. ...................................................         44,000            27,662
    *Hazama Corp. ...................................................         33,800            60,798
     Heiwa Corp. ....................................................          5,600            92,798
     Heiwa Real Estate Co., Ltd. ....................................         29,000            62,841
     Heiwado Co., Ltd. ..............................................          5,400            65,383
     Hibiya Engineering, Ltd. .......................................          6,000            58,844
     Hiday Hidaka Corp. .............................................          2,400            36,309
     Higashi-Nippon Bank, Ltd. ......................................         26,000            52,443
     Higo Bank, Ltd. (The) ..........................................         34,000           185,639
     Hikari Tsushin, Inc. ...........................................          4,000            93,125
     Hino Motors, Ltd. ..............................................         13,000            76,348
     Hioki EE Corp. .................................................            700            12,733
     Hirose Electric Co., Ltd. ......................................          1,000            95,830
     Hiroshima Bank, Ltd. (The) .....................................         90,000           400,334
     HIS Co., Ltd. ..................................................          3,500            90,457
     Hisaka Works, Ltd. .............................................          5,000            59,213
     Hisamitsu Pharmaceutical Co., Inc. .............................          1,000            40,238
    *Hitachi Cable, Ltd. ............................................         33,000            77,985
     Hitachi Capital Corp. ..........................................          8,400           102,647
     Hitachi Chemical Co., Ltd. .....................................          8,800           156,348
    #Hitachi Construction Machinery Co., Ltd. .......................          9,200           176,964
     Hitachi High-Technologies Corp. ................................         12,800           267,487
     Hitachi Koki Co., Ltd. .........................................          9,000            67,496
     Hitachi Kokusai Electric, Inc. .................................         10,000            74,472
     Hitachi Medical Corp. ..........................................          6,000            64,904
     Hitachi Metals, Ltd. ...........................................         12,000           136,094
     Hitachi Tool Engineering, Ltd. .................................          1,400            13,897
     Hitachi Transport System, Ltd. .................................          8,500           147,902
     Hitachi Zosen Corp. ............................................         93,500           126,415
     Hitachi, Ltd. ADR ..............................................         10,080           545,126
     Hodogaya Chemical Co., Ltd. ....................................          8,000            26,044
     Hogy Medical Co., Ltd. .........................................          2,000            84,738
     Hokkaido Electric Power Co., Inc. ..............................          4,400            55,189
     Hokkaido Gas Co., Ltd. .........................................          7,000            23,626
     Hokkan Holdings, Ltd. ..........................................         15,000            46,200
     Hokko Chemical Industry Co., Ltd. ..............................          7,000            19,860
     Hokkoku Bank, Ltd. (The) .......................................         41,000           138,090


                                      1037

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Hokuetsu Bank, Ltd. (The) ......................................         34,000   $        63,832
     Hokuetsu Kishu Paper Co., Ltd. .................................         23,500           154,676
     Hokuhoku Financial Group, Inc. .................................        193,000           360,697
     Hokuriku Electric Industry Co., Ltd. ...........................         15,000            23,253
     Hokuriku Electric Power Co., Inc. ..............................          3,800            60,541
     Hokuto Corp. ...................................................          2,000            41,309
     Honda Motor Co., Ltd. ..........................................         17,000           508,364
     Honda Motor Co., Ltd. Sponsored ADR ............................         37,467         1,120,263
    #Honeys Co., Ltd. ...............................................          1,400            20,156
     Horiba, Ltd. ...................................................          3,600           114,198
     Horipro, Inc. ..................................................            400             3,402
     Hoshizaki Electric Co., Ltd. ...................................          4,100            91,623
     Hosiden Corp. ..................................................          9,100            62,725
     Hosokawa Micron Corp. ..........................................          5,000            21,020
     House Foods Corp. ..............................................         11,700           212,091
    *Howa Machinery, Ltd. ...........................................          5,000             3,949
     Hoya Corp. .....................................................          5,800           126,711
     Hulic Co., Ltd. ................................................          7,400            79,222
     Hyakugo Bank, Ltd. (The) .......................................         45,000           175,001
     Hyakujishi Bank, Ltd. (The) ....................................         40,000           153,174
     Ibiden Co., Ltd. ...............................................         11,000           242,910
     IBJ Leasing Co., Ltd. ..........................................          3,700            82,807
     Ichibanya Co., Ltd. ............................................            500            15,038
     Ichikoh Industries, Ltd. .......................................          6,000             9,882
     Ichiyoshi Securities Co., Ltd. .................................          5,000            28,944
     Icom, Inc. .....................................................          2,100            51,327
    *Idec Corp. .....................................................          6,400            66,193
     Idemitsu Kosan Co., Ltd. .......................................          2,600           243,200
     Ihara Chemical Industry Co., Ltd. ..............................          6,000            21,210
     IHI Corp. ......................................................         88,000           200,465
     Iida Home Max Co., Ltd. ........................................          4,800            38,781
     Iino Kaiun Kaisha, Ltd. ........................................         12,700            59,779
     Imasen Electric Industrial Co., Ltd. ...........................          3,000            37,262
     Imperial Hotel, Ltd. ...........................................            550            13,233
     Inaba Denki Sangyo Co., Ltd. ...................................          3,400            97,246
     Inaba Seisakusho Co., Ltd. .....................................          3,500            39,466
     Inabata & Co., Ltd. ............................................         12,900            69,970
     Inageya Co., Ltd. ..............................................          3,000            34,134
     Ines Corp. .....................................................          8,100            52,883
     Information Services International-Dentsu, Ltd. ................            500             4,408
     Innotech Corp. .................................................          2,100            14,551
     Inpex Corp. ....................................................             86           567,779
     Intage, Inc. ...................................................            100             1,964
     Internet Initiative Japan, Inc. ................................             20            72,884
     Inui Steamship Co., Ltd. .......................................          6,000            23,475
     Ise Chemical Corp. .............................................          3,000            16,477
    *Iseki & Co., Ltd. ..............................................         37,000            81,280
     Isetan Mitsukoshi Holdings, Ltd. ...............................         41,900           426,792
    *Ishihara Sangyo Kaisha, Ltd. ...................................         36,000            43,511
     Isuzu Motors, Ltd. .............................................         98,000           415,404
     IT Holdings Corp. ..............................................         15,400           158,201
    #Ito En, Ltd. ...................................................          1,700            28,817
     ITOCHU Corp. ...................................................         48,600           480,676
     Itochu Enex Co., Ltd. ..........................................          9,100            47,224
     Itochu Techno-Solutions Corp. ..................................          3,500           151,546
     Itochu-Shokuhin Co., Ltd. ......................................            900            30,937
     Itoham Foods, Inc. .............................................         30,000           103,298
     Itoki Corp. ....................................................         10,000            22,029
     Iwai Cosmo Holdings, Inc. ......................................          2,200             7,494
    *Iwasaki Electric Co., Ltd. .....................................         16,000            36,157
     Iwatani International Corp. ....................................         25,000            86,260


                                      1038

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Iwatsu Electric Co., Ltd. ......................................         10,000   $         8,799
     Iyo Bank, Ltd. (The) ...........................................         31,843           298,743
     Izumi Co., Ltd. ................................................          6,200            94,311
     Izumiya Co., Ltd. ..............................................         13,000            58,786
     J. Front Retailing Co., Ltd. ...................................         96,000           420,376
     Jalux, Inc. ....................................................            800             7,309
    *Jamco Corp. ....................................................          2,000            11,939
    *Janome Sewing Machine Co., Ltd. ................................         20,000            14,199
     Japan Airport Terminal Co., Ltd. ...............................          9,100           120,381
     Japan Aviation Electronics Industry, Ltd. ......................         12,000            83,559
     Japan Cash Machine Co., Ltd. ...................................          4,900            40,427
     Japan Digital Laboratory Co., Ltd. .............................          4,100            38,791
     Japan Drilling Co., Ltd. .......................................            800            26,224
     Japan Electronic Materials Corp. ...............................          2,100            10,639
     Japan Petroleum Exploration Co., Ltd. ..........................          1,900            75,044
     Japan Pulp & Paper Co., Ltd. ...................................         13,000            43,615
     Japan Radio Co., Ltd. ..........................................          9,000            21,798
     Japan Steel Works, Ltd. (The) ..................................          8,000            54,824
     Japan Tobacco, Inc. ............................................             37           184,932
     Japan Transcity Corp. ..........................................         15,000            44,244
     Japan Vilene Co., Ltd. .........................................         10,000            41,553
     Japan Wool Textile Co., Ltd. (The) .............................         13,000           104,615
     Jastec Co., Ltd. ...............................................            200             1,304
     JBIS Holdings, Inc. ............................................          3,000             9,680
     Jeol, Ltd. .....................................................         10,000            26,480
     JFE Holdings, Inc. .............................................         23,700           451,072
     JFE Shoji Holdings, Inc. .......................................         24,000            97,355
     JGC Corp. ......................................................          2,000            56,344
     Jidosha Buhin Kogyo Co., Ltd. ..................................          3,000            16,430
     JMS Co., Ltd. ..................................................          2,000             6,104
     J-Oil Mills, Inc. ..............................................          9,000            25,904
     Joshin Denki Co., Ltd. .........................................          5,000            53,243
     Joyo Bank, Ltd. (The) ..........................................         72,000           301,667
     JS Group Corp. .................................................         19,600           410,995
     JSP Corp. ......................................................          6,600            96,876
     JSR Corp. ......................................................          8,500           162,266
     JTEKT Corp. ....................................................         21,900           239,480
    #Juki Corp. .....................................................         31,000            69,263
     Juroku Bank, Ltd. ..............................................         52,000           155,516
    *JVC Kenwood Holdings, Inc. .....................................         19,200            78,007
     JX Holdings, Inc. ..............................................        165,868           966,162
     kabu.com Securities Co., Ltd. ..................................          5,900            16,585
    #Kadokawa Holdings, Inc. ........................................          3,200            99,707
     Kaga Electronics Co., Ltd. .....................................          5,000            48,026
     Kagome Co., Ltd. ...............................................          2,800            53,174
     Kagoshima Bank, Ltd. (The) .....................................         25,000           163,702
    #Kajima Corp. ...................................................        116,000           372,388
     Kakaku.com, Inc. ...............................................          2,200            87,109
     Kaken Pharmaceutical Co., Ltd. .................................          9,000           112,965
     Kameda Seika Co., Ltd. .........................................          2,100            39,580
     Kamei Corp. ....................................................          7,000            45,422
     Kamigumi Co., Ltd. .............................................         50,000           436,596
     Kanagawa Chuo Kotsu Co., Ltd. ..................................          7,000            36,496
     Kanamoto Co., Ltd. .............................................          8,000            54,188
     Kandenko Co., Ltd. .............................................         16,000            70,294
     Kaneka Corp. ...................................................         55,000           295,005
    *Kanematsu Corp. ................................................         29,000            24,452
     Kanematsu Electronics, Ltd. ....................................          4,900            48,937
     Kansai Electric Power Co., Inc. ................................         12,500           184,393
     Kansai Paint Co., Ltd. .........................................         27,000           253,449
     Kanto Auto Works, Ltd. .........................................          6,300            52,195


                                      1039

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Kanto Denka Kogyo Co., Ltd. ....................................         12,000   $        58,825
     Kanto Natural Gas Development Co., Ltd. ........................          6,000            31,073
     Kao Corp. ......................................................          3,000            78,703
     Kappa Create Co., Ltd. .........................................          1,450            31,162
     Kasai Kogyo Co., Ltd. ..........................................          7,000            41,226
     Kasumi Co., Ltd. ...............................................          8,000            50,930
     Katakura Industries Co., Ltd. ..................................          4,600            45,718
     Kato Sangyo Co., Ltd. ..........................................          3,600            70,320
     Kato Works Co., Ltd. ...........................................         15,000            38,625
     Kawasaki Heavy Industries, Ltd. ................................         58,000           147,884
     Kawasaki Kisen Kaisha, Ltd. ....................................        116,000           236,597
     Kawasumi Laboratories, Inc. ....................................          1,000             5,940
     KDDI Corp. .....................................................             36           263,713
     Keihan Electric Railway Co., Ltd. ..............................         10,000            45,727
     Keihanshin Real Estate Co., Ltd. ...............................          1,200             5,556
     Keihin Corp. ...................................................          6,900           106,428
     Keikyu Corp. ...................................................         14,000           125,751
     Keio Corp. .....................................................         17,000           116,554
     Keisei Electric Railway Co., Ltd. ..............................         22,000           148,124
     Keiyo Bank, Ltd. (The) .........................................         46,000           223,468
     Keiyo Co., Ltd. ................................................          6,000            34,934
    *Kenedix, Inc. ..................................................            545            80,796
     Kewpie Corp. ...................................................         13,400           182,710
     Key Coffee, Inc. ...............................................          2,800            49,635
     Keyence Corp. ..................................................            320            81,347
     Kikkoman Corp. .................................................         23,000           254,340
    #Kimoto Co., Ltd. ...............................................            400             3,152
     Kinden Corp. ...................................................         28,000           229,931
    *Kinki Sharyo Co., Ltd. .........................................          6,000            19,983
    #Kintetsu Corp. .................................................         47,000           164,882
     Kintetsu World Express, Inc. ...................................          1,600            48,741
     Kirin Holdings Co., Ltd. .......................................         28,940           354,067
     Kisoji Co., Ltd. ...............................................          2,100            37,630
     Kissei Pharmaceutical Co., Ltd. ................................          6,700           125,845
     Kitagawa Iron Works Co., Ltd. ..................................         27,000            39,154
     Kita-Nippon Bank, Ltd. (The) ...................................          1,300            30,184
     Kito Corp. .....................................................             11             7,645
     Kitz Corp. .....................................................         17,900            82,223
     Kiyo Holdings, Inc. ............................................        121,000           170,811
     Koa Corp. ......................................................          7,200            70,327
     Koatsu Gas Kogyo Co., Ltd. .....................................          8,000            44,800
     Kobayashi Pharmaceutical Co., Ltd. .............................          1,400            69,397
     Kobe Steel, Ltd. ...............................................        246,000           411,426
     Kohnan Shoji Co., Ltd. .........................................          4,500            78,014
     Kohsoku Corp. ..................................................          2,200            17,209
     Koito Manufacturing Co., Ltd. ..................................         11,000           165,804
     Kojima Co., Ltd. ...............................................          8,800            60,323
     Kokuyo Co., Ltd. ...............................................         16,000           119,158
     Komai Tekko, Inc. ..............................................         12,000            29,792
     Komatsu Seiren Co., Ltd. .......................................          9,000            40,724
     Komatsu Wall Industry Co., Ltd. ................................          2,800            25,506
     Komatsu, Ltd. ..................................................          8,900           220,051
     Komeri Co., Ltd. ...............................................          5,200           163,831
     Komori Corp. ...................................................          9,700            60,567
     Konami Corp. ADR ...............................................          1,900            62,567
     Konica Minolta Holdings, Inc. ..................................         54,500           396,436
     Konishi Co., Ltd. ..............................................          4,800            63,091
     Kose Corp. .....................................................          3,400            81,012
     KRS Corp. ......................................................            200             2,219
     K's Holdings Corp. .............................................          4,880           204,928
     Kubota Corp. Sponsored ADR .....................................          4,000           164,040


                                      1040

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    *Kumagai Gumi Co., Ltd. .........................................         39,000   $        34,838
     Kumiai Chemical Industry Co., Ltd. .............................         14,000            49,419
     Kura Corp. .....................................................            700             8,896
     Kurabo Industries, Ltd. ........................................         35,000            66,374
     Kuraray Co., Ltd. ..............................................         28,000           391,967
     Kureha Corp. ...................................................         25,000           111,653
     Kurimoto, Ltd. .................................................         31,000            46,594
     Kurita Water Industries, Ltd. ..................................          2,000            55,074
     Kuroda Electric Co., Ltd. ......................................          5,100            55,533
     Kurosaki Harima Corp. ..........................................         10,000            34,036
    #KYB Co., Ltd. ..................................................         21,000           120,676
     Kyocera Corp. ..................................................          1,066            93,708
     Kyocera Corp. Sponsored ADR ....................................          5,322           473,445
     Kyodo Printing Co., Ltd. .......................................         17,000            38,722
     Kyodo Shiryo Co., Ltd. .........................................         26,000            28,709
     Kyoei Steel, Ltd. ..............................................          3,300            58,357
     Kyokuto Kaihatsu Kogyo Co., Ltd. ...............................          1,700             9,221
     Kyokuto Securities Co., Ltd. ...................................          7,400            46,716
     Kyokuyo Co., Ltd. ..............................................         10,000            22,468
     KYORIN Holdings, Inc. ..........................................          9,000           165,606
     Kyoritsu Maintenance Co., Ltd. .................................          2,400            38,653
     Kyosan Electric Manufacturing Co., Ltd. ........................         12,000            53,035
     Kyoto Kimono Yuzen Co., Ltd. ...................................          1,300            15,123
     Kyowa Exeo Corp. ...............................................         16,400           144,258
     Kyowa Hakko Kirin Co., Ltd. ....................................         25,000           281,750
     Kyudenko Corp. .................................................          8,000            48,387
     Kyushu Electric Power Co., Inc. ................................         10,500           139,004
    *Laox Co., Ltd. .................................................         19,000             9,289
     Lawson, Inc. ...................................................            200            11,254
     LEC, Inc. ......................................................            300             5,666
    *Leopalace21 Corp. ..............................................         18,100            49,368
     Life Corp. .....................................................          2,000            34,912
     Lintec Corp. ...................................................          6,700           141,537
     Lion Corp. .....................................................         14,000            78,026
     Mabuchi Motor Co., Ltd. ........................................          4,300           188,463
     Macnica, Inc. ..................................................          2,900            61,279
    #Macromill, Inc. ................................................          2,000            23,434
     Maeda Corp. ....................................................         22,000            80,205
     Maeda Road Construction Co., Ltd. ..............................         11,000           109,393
     Maezawa Kasei Industries Co., Ltd. .............................          1,300            14,012
     Maezawa Kyuso Industries Co., Ltd. .............................          2,600            34,789
     Makino Milling Machine Co., Ltd. ...............................         17,000           112,842
     Makita Corp. ...................................................          4,500           168,001
     Makita Corp. Sponsored ADR .....................................          5,012           187,248
     Mandom Corp. ...................................................          3,000            76,603
     Mars Engineering Corp. .........................................          2,700            42,810
     Marubeni Corp. .................................................        115,000           669,366
     Marubun Corp. ..................................................          1,800             6,945
     Marudai Food Co., Ltd. .........................................         27,000            89,972
     Maruetsu, Inc. (The) ...........................................          8,000            28,194
     Maruha Nichiro Holdings, Inc. ..................................         53,000            95,728
     Marui Group Co., Ltd. ..........................................         45,400           352,951
     Maruichi Steel Tube, Ltd. ......................................          9,000           201,596
     Marusan Securities Co., Ltd. ...................................         11,900            42,750
     Maruwa Co., Ltd. ...............................................          1,200            51,918
     Maruyama Manufacturing Co., Inc. ...............................         14,000            31,094
     Maruzen Showa Unyu Co., Ltd. ...................................         13,000            42,499
     Matsuda Sangyo Co., Ltd. .......................................          1,900            28,060
    *Matsui Securities Co., Ltd. ....................................          9,600            45,177
     Matsumotokiyoshi Holdings Co., Ltd. ............................          3,000            56,834
   #*Matsuya Co., Ltd. ..............................................          2,000            11,624


                                      1041

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------

JAPAN -- (Continued)
     Matsuya Foods Co., Ltd. ........................................          3,000   $        57,107
     Max Co., Ltd. ..................................................          6,000            71,681
     Maxvalu Tokai Co., Ltd. ........................................          1,600            21,628
    *Mazda Motor Corp. ..............................................        164,000           344,719
     Medipal Holdings Corp. .........................................         30,400           283,580
     Megachips Corp. ................................................          1,900            26,212
     Megmilk Snow Brand Co., Ltd. ...................................          6,800           130,724
    #Meidensha Corp. ................................................         20,000            75,299
     Meiji Holdings Co., Ltd. .......................................          6,887           301,943
     Meitec Corp. ...................................................          1,500            27,932
     Meito Sangyo Co., Ltd. .........................................          1,500            19,177
     Meiwa Estate Co., Ltd. .........................................          2,200            10,054
     Meiwa Trading Co., Ltd. ........................................          1,000             2,818
     Melco Holdings, Inc. ...........................................          1,500            41,736
     Michinoku Bank, Ltd. (The) .....................................         19,000            36,674
     Mie Bank, Ltd. (The) ...........................................         16,000            36,915
     Mikuni Coca-Cola Bottling Co., Ltd. ............................          4,200            36,299
     Milbon Co., Ltd. ...............................................            330            10,128
     Mimasu Semiconductor Industry Co., Ltd. ........................          4,300            36,014
     Minato Bank, Ltd. (The) ........................................         29,000            49,815
    *Minebea Co., Ltd. ..............................................         49,000           174,614
     Ministop Co., Ltd. .............................................          2,700            48,569
     Miraca Holdings, Inc. ..........................................          2,600            99,158
     Mirait Holdings Corp. ..........................................         10,080            77,108
    *Misawa Homes Co., Ltd. .........................................          5,900            35,182
     Misumi Group, Inc. .............................................          2,500            52,018
     Mitani Corp. ...................................................          2,100            23,237
     Mito Securities Co., Ltd. ......................................         13,000            17,203
    *Mitsuba Corp. ..................................................          5,000            39,921
     Mitsubishi Chemical Holdings Corp. .............................         44,000           266,723
     Mitsubishi Corp. ...............................................         67,500         1,388,270
     Mitsubishi Electric Corp. ......................................         21,000           194,317
     Mitsubishi Estate Co., Ltd. ....................................          6,000           101,622
     Mitsubishi Gas Chemical Co., Inc. ..............................         46,000           300,228
     Mitsubishi Heavy Industries, Ltd. ..............................        143,500           584,695
     Mitsubishi Kakoki Kaisha, Ltd. .................................         13,000            24,965
     Mitsubishi Logistics Corp. .....................................         25,000           274,932
     Mitsubishi Materials Corp. .....................................        106,000           281,762
    *Mitsubishi Motors Corp. ........................................         84,000           110,962
    *Mitsubishi Paper Mills, Ltd. ...................................         29,000            27,383
     Mitsubishi Pencil Co., Ltd. ....................................          3,400            58,463
     Mitsubishi Shokuhin Co., Ltd. ..................................          2,100            48,735
     Mitsubishi Steel Manufacturing Co., Ltd. .......................         25,000            66,924
     Mitsubishi Tanabe Pharma Corp. .................................         13,200           228,324
     Mitsubishi UFJ Financial Group, Inc. ...........................        319,100         1,386,789
     Mitsubishi UFJ Financial Group, Inc. ADR .......................        441,377         1,911,162
     Mitsuboshi Belting, Ltd. .......................................          7,000            36,727
     Mitsui & Co., Ltd. .............................................         24,500           357,566
     Mitsui & Co., Ltd. Sponsored ADR ...............................          2,651           782,045
     Mitsui Chemicals, Inc. .........................................         95,000           311,570
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................        115,000           182,657
     Mitsui Fudosan Co., Ltd. .......................................         26,000           432,387
     Mitsui High-Tec, Inc. ..........................................          5,600            25,204
     Mitsui Home Co., Ltd. ..........................................          9,000            45,168
     Mitsui Knowledge Industry Co., Ltd. ............................            221            35,219
     Mitsui Matsushima Co., Ltd. ....................................         23,000            40,282
     Mitsui Mining & Smelting Co., Ltd. .............................         86,000           234,385
     Mitsui O.S.K. Lines, Ltd. ......................................        130,000           500,891
     Mitsui Sugar Co., Ltd. .........................................         11,000            45,827
     Mitsui-Soko Co., Ltd. ..........................................         19,000            66,562
     Mitsumi Electric Co., Ltd. .....................................         14,300           113,480


                                      1042

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Mitsuuroko Co., Ltd. ...........................................          3,800   $        22,605
     Miura Co., Ltd. ................................................          3,700            99,268
     Miyachi Corp. ..................................................          1,900            16,032
     Miyazaki Bank, Ltd. (The) ......................................         29,000            61,164
     Miyoshi Oil & Fat Co., Ltd. ....................................         18,000            23,586
     Mizuho Financial Group, Inc. ...................................      1,346,955         1,885,318
     Mizuho Financial Group, Inc. ADR ...............................          5,047            14,182
     Mizuno Corp. ...................................................         11,000            53,306
     Mochida Pharmaceutical Co., Ltd. ...............................          6,000            61,330
     Modec, Inc. ....................................................          1,300            22,695
     Monex Group, Inc. ..............................................            309            47,216
     Mori Seiki Co., Ltd. ...........................................         13,600           122,628
     Morinaga & Co., Ltd. ...........................................         25,000            59,115
     Morinaga Milk Industry Co., Ltd. ...............................         37,000           146,457
     Morita Holdings Corp. ..........................................          9,000            48,475
     Mory Industries, Inc. ..........................................          2,000             7,483
     MOS Food Services, Inc. ........................................          3,200            61,031
     Moshi Moshi Hotline, Inc. ......................................          4,200            40,373
     Mr Max Corp. ...................................................          8,300            31,330
     MS&AD Insurance Group Holdings, Inc. ...........................         31,813           623,101
     Murata Manufacturing Co., Ltd. .................................          6,600           368,663
     Musashi Seimitsu Industry Co., Ltd. ............................          2,200            52,007
     Musashino Bank, Ltd. ...........................................          5,700           181,261
     Mutoh Holdings Co., Ltd. .......................................          8,000            13,193
     Nabtesco Corp. .................................................          7,500           164,262
     Nachi-Fujikoshi Corp. ..........................................         10,000            55,422
     Nagaileben Co., Ltd. ...........................................          4,800            66,148
     Nagano Bank, Ltd. (The) ........................................         15,000            30,429
     Nagase & Co., Ltd. .............................................         21,700           244,304
     Nagatanien Co., Ltd. ...........................................          3,000            32,740
     Nagoya Railroad Co., Ltd. ......................................         47,000           122,876
     Nakabayashi Co., Ltd. ..........................................          1,000             2,334
     Nakamuraya Co., Ltd. ...........................................          8,917            45,401
    *Nakayama Steel Works, Ltd. .....................................         26,000            25,805
     Namco Bandai Holdings, Inc. ....................................         25,900           375,539
     Nankai Electric Railway Co., Ltd. ..............................         31,000           126,837
     Nanto Bank, Ltd. (The) .........................................         39,000           207,900
     NEC Capital Solutions, Ltd. ....................................            800            11,474
    *NEC Corp. ......................................................        274,000           609,693
     NEC Fielding, Ltd. .............................................          2,500            30,241
     NEC Mobiling, Ltd. .............................................          2,800            93,488
     NEC Networks & System Integration Corp. ........................          3,600            54,130
     Net One Systems Co., Ltd. ......................................             46           119,646
     Neturen Co., Ltd. ..............................................          5,400            40,463
     NGK Insulators, Ltd. ...........................................         14,000           161,391
     NGK Spark Plug Co., Ltd. .......................................         13,000           161,143
     NHK Spring Co., Ltd. ...........................................         27,000           247,111
     Nice Holdings, Inc. ............................................         16,000            32,488
     Nichia Steel Works, Ltd. .......................................          6,000            15,232
     Nichias Corp. ..................................................         18,000            97,773
     Nichiban Co., Ltd. .............................................          1,000             3,358
     Nichicon Corp. .................................................          9,800           115,712
     Nichiden Corp. .................................................            600            19,405
     Nichiha Corp. ..................................................          5,100            59,445
     Nichii Gakkan Co. ..............................................          8,600            85,910
     Nichirei Corp. .................................................         48,000           213,054
     Nichireki Co., Ltd. ............................................          5,000            24,500
     Nidec Copal Corp. ..............................................          2,600            27,556
     Nidec Copal Electronics Corp. ..................................            500             3,150
     Nidec Corp. ....................................................            700            57,701
     Nidec Corp. ADR ................................................          4,317            88,628


                                      1043

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nidec Sankyo Corp. .............................................          6,000   $        38,194
     Nidec Tosok Corp. ..............................................          2,200            26,451
     Nifco, Inc. ....................................................          4,600           119,974
     NIFTY Corp. ....................................................             13            15,085
     Nihon Dempa Kogyo Co., Ltd. ....................................          4,400            60,164
     Nihon Eslead Corp. .............................................          1,000             8,375
     Nihon Kohden Corp. .............................................          3,700            86,380
     Nihon M&A Center, Inc. .........................................              8            45,156
     Nihon Nohyaku Co., Ltd. ........................................          9,000            39,549
     Nihon Parkerizing Co., Ltd. ....................................          7,000            94,234
     Nihon Shokuh Kako Co., Ltd. ....................................          1,000             4,842
     Nihon Trim Co., Ltd. ...........................................            250             5,841
     Nihon Unisys, Ltd. .............................................         10,400            58,883
     Nihon Yamamura Glass Co., Ltd. .................................         19,000            43,915
     Nikkiso Co., Ltd. ..............................................          8,000            66,523
     Nikko Co., Ltd. ................................................          2,000             7,333
     Nikon Corp. ....................................................          2,700            60,456
     Nintendo Co., Ltd. .............................................          1,500           226,306
     Nippo Corp. ....................................................         13,000           114,488
     Nippon Beet Sugar Manufacturing Co., Ltd. ......................         22,000            45,318
     Nippon Carbide Industries Co., Inc. ............................         16,000            23,446
     Nippon Carbon Co., Ltd. ........................................         14,000            41,241
     Nippon Ceramic Co., Ltd. .......................................          3,800            69,164
     Nippon Chemical Industrial Co., Ltd. ...........................         16,000            28,476
     Nippon Chemi-Con Corp. .........................................         25,000            95,229
     Nippon Coke & Engineering Co., Ltd. ............................         35,500            48,330
     Nippon Concrete Industries Co., Ltd. ...........................          8,000            19,129
     Nippon Denko Co., Ltd. .........................................         14,000            74,668
     Nippon Densetsu Kogyo Co., Ltd. ................................          7,000            69,456
     Nippon Electric Glass Co., Ltd. ................................         36,000           322,963
     Nippon Express Co., Ltd. .......................................         98,000           378,862
     Nippon Fine Chemical Co., Ltd. .................................            300             1,914
     Nippon Flour Mills Co., Ltd. ...................................         26,000           116,301
    *Nippon Formula Feed Manufacturing Co., Ltd. ....................         15,000            19,776
     Nippon Gas Co., Ltd. ...........................................          3,600            54,896
     Nippon Kayaku Co., Ltd. ........................................         25,000           244,601
    *Nippon Kinzoku Co., Ltd. .......................................         14,000            23,535
     Nippon Koei Co., Ltd. ..........................................         18,000            63,344
     Nippon Konpo Unyu Soko Co., Ltd. ...............................         10,000           102,965
     Nippon Koshuha Steel Co., Ltd. .................................         20,000            21,092
     Nippon Light Metal Co., Ltd. ...................................         84,000           121,891
     Nippon Meat Packers, Inc. ......................................         23,000           286,683
    *Nippon Metal Industry Co., Ltd. ................................         15,000            14,671
     Nippon Paint Co., Ltd. .........................................         23,000           175,122
     Nippon Paper Group, Inc. .......................................         12,000           275,023
     Nippon Pillar Packing Co., Ltd. ................................          2,000            12,778
    *Nippon Piston Ring Co., Ltd. ...................................          8,000            15,347
     Nippon Road Co., Ltd. (The) ....................................         23,000            59,271
     Nippon Seiki Co., Ltd. .........................................          8,000            80,375
     Nippon Seisen Co., Ltd. ........................................          4,000            20,514
     Nippon Sharyo, Ltd. ............................................         11,000            44,377
     Nippon Sheet Glass Co., Ltd. ...................................        141,000           304,044
     Nippon Shinyaku Co., Ltd. ......................................         11,000           127,927
     Nippon Shokubai Co., Ltd. ......................................         21,000           214,184
     Nippon Signal Co., Ltd. ........................................         10,300            75,475
     Nippon Soda Co., Ltd. ..........................................         29,000           133,496
     Nippon Steel Corp. .............................................        195,000           508,408
     Nippon Steel Trading Co., Ltd. .................................         13,000            33,824
     Nippon Suisan Kaisha, Ltd. .....................................         35,300           119,241
     Nippon Synthetic Chemical Industry Co., Ltd. (The) .............         15,000            83,325
     Nippon Telegraph & Telephone Corp. .............................            900            46,166


                                      1044

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nippon Telegraph & Telephone Corp. ADR .........................         12,740   $       326,781
     Nippon Television Network Corp. ................................            740           104,737
     Nippon Thompson Co., Ltd. ......................................         12,000            77,291
     Nippon Valqua Industries, Ltd. .................................         16,000            40,152
    *Nippon Yakin Kogyo Co., Ltd. ...................................         27,000            47,292
     Nippon Yusen K.K. ..............................................        154,000           388,396
     Nippon Yusoki Co., Ltd. ........................................          7,000            18,798
     Nipro Corp. ....................................................         18,800           159,392
     Nishimatsu Construction Co., Ltd. ..............................         52,000            85,419
     Nishimatsuya Chain Co., Ltd. ...................................          8,400            64,909
     Nishi-Nippon Bank, Ltd. ........................................        130,000           354,522
     Nishi-Nippon Railroad Co., Ltd. ................................         23,000           105,986
     Nissan Chemical Industries, Ltd. ...............................          6,100            59,926
     Nissan Motor Co., Ltd. .........................................         87,500           804,540
     Nissan Shatai Co., Ltd. ........................................         14,000           125,515
     Nissei Corp. ...................................................          2,900            26,164
     Nissen Holdings Co., Ltd. ......................................          4,600            27,842
    #Nissha Printing Co., Ltd. ......................................          6,100            71,882
     Nisshin Fudosan Co., Ltd. ......................................          4,400            24,938
     Nisshin Oillio Group, Ltd. (The) ...............................         21,000            93,892
     Nisshin Seifun Group, Inc. .....................................         19,000           233,520
     Nisshin Steel Co., Ltd. ........................................        143,000           226,345
    *Nisshin Sugar Holdings Co., Ltd. ...............................            900            19,559
     Nisshinbo Holdings, Inc. .......................................         30,000           272,360
     Nissin Corp. ...................................................         17,000            39,610
     Nissin Electric Co., Ltd. ......................................         13,000            79,958
     Nissin Foods Holdings Co., Ltd. ................................          1,600            61,629
     Nissin Kogyo Co., Ltd. .........................................          6,600            93,004
     Nitori Holdings Co., Ltd. ......................................            400            38,254
     Nitta Corp. ....................................................          4,200            76,238
     Nittetsu Mining Co., Ltd. ......................................         13,000            52,770
     Nitto Boseki Co., Ltd. .........................................         32,000            95,756
     Nitto Denko Corp. ..............................................         12,500           525,103
     Nitto Kogyo Corp. ..............................................          5,100            58,977
     Nitto Kohki Co., Ltd. ..........................................          2,500            56,632
     NKSJ Holdings, Inc. ............................................         22,175           443,496
     Noevir Holdings Co., Ltd. ......................................          2,400            26,805
     NOF Corp. ......................................................         31,000           145,321
     Nohmi Bosai, Ltd. ..............................................          4,000            24,754
     NOK Corp. ......................................................         17,100           289,397
     Nomura Co., Ltd. ...............................................          3,000             8,828
     Nomura Holdings, Inc. ..........................................         76,900           293,002
     Nomura Holdings, Inc. ADR ......................................        119,749           456,244
     Nomura Real Estate Holdings, Inc. ..............................         13,500           217,628
     Nomura Research Institute, Ltd. ................................          1,800            40,482
     Noritake Co., Ltd. .............................................         17,000            54,137
    *Noritsu Koki Co., Ltd. .........................................          5,600            25,183
     Noritz Corp. ...................................................          3,400            69,107
     NS Solutions Corp. .............................................          3,400            73,977
    *NS United Kaiun Kaisha, Ltd. ...................................         32,000            47,899
     NSD Co., Ltd. ..................................................          5,400            43,017
     NSK, Ltd. ......................................................         45,000           340,050
     NTN Corp. ......................................................         66,000           291,520
     NTT Data Corp. .................................................             38           127,391
     NTT DoCoMo, Inc. ...............................................            270           479,532
    #NTT DoCoMo, Inc. Sponsored ADR .................................          9,600           170,784
     Obara Corp. ....................................................          2,400            29,923
     Obayashi Corp. .................................................         74,000           339,741
     Obayashi Road Corp. ............................................         10,000            24,330
     Obic Business Consultants Co., Ltd. ............................            800            39,106
     Obic Co., Ltd. .................................................            970           183,388


                                      1045

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Odakyu Electric Railway Co., Ltd. ..............................         17,000   $       159,279
     Oenon Holdings, Inc. ...........................................         13,000            29,400
     Ogaki Kyoritsu Bank, Ltd. (The) ................................         49,000           151,904
     Ohara, Inc. ....................................................          4,100            39,827
     Ohashi Technica, Inc. ..........................................            100               670
     Oiles Corp. ....................................................          4,320            77,559
     Oita Bank, Ltd. (The) ..........................................         27,000            76,630
     OJI Paper Co., Ltd. ............................................         81,000           400,647
     Okabe Co., Ltd. ................................................          9,000            43,885
     Okamoto Industries, Inc. .......................................         13,000            53,135
     Okamura Corp. ..................................................         13,000            78,863
     Okasan Securities Group, Inc. ..................................         31,000            95,160
    *Oki Electric Industry Co., Ltd. ................................         69,000            58,725
     Okinawa Electric Power Co., Ltd. ...............................          1,500            61,164
    *OKK Corp. ......................................................         21,000            23,906
     OKUMA Corp. ....................................................         22,000           161,931
     Okumura Corp. ..................................................         30,000           118,407
     Okura Industrial Co., Ltd. .....................................          5,000            18,498
     Okuwa Co., Ltd. ................................................          4,000            55,806
     Olympic Corp. ..................................................          1,500            13,295
    #Olympus Corp. ..................................................          3,000            45,717
     Omron Corp. ....................................................         11,800           254,306
     Ono Pharmaceutical Co., Ltd. ...................................          3,100           168,554
    *ONO Sokki Co., Ltd. ............................................          5,000            13,635
     Onoken Co., Ltd. ...............................................          4,100            33,354
     Onward Holdings Co., Ltd. ......................................         22,000           161,964
     Optex Co., Ltd. ................................................          1,300            15,815
     Oracle Corp. Japan .............................................          1,000            34,503
     Organo Corp. ...................................................         12,000            94,109
     Oriental Land Co., Ltd. ........................................            800            79,505
     Origin Electric Co., Ltd. ......................................          6,000            21,793
     Osaka Gas Co., Ltd. ............................................         43,000           162,713
     Osaka Organic Chemical Industry, Ltd. ..........................          1,400             6,585
     Osaka Steel Co., Ltd. ..........................................          3,300            55,535
     Osaka Titanium Technologies Co., Ltd. ..........................          1,700            93,635
     Osaki Electric Co., Ltd. .......................................          4,000            35,546
     OSG Corp. ......................................................          6,400            82,011
     Otsuka Corp. ...................................................            600            41,678
     Oyo Corp. ......................................................          3,500            34,866
     P.S. Mitsubishi Construction Co., Ltd. .........................          5,200            15,033
     Pacific Industrial Co., Ltd. ...................................         10,000            49,882
     Pacific Metals Co., Ltd. .......................................         26,000           150,197
     Pack Corp. (The) ...............................................          2,600            39,063
     Pal Co., Ltd. ..................................................          1,700            61,790
    *Paltac Corp. ...................................................          2,300            41,012
     PanaHome Corp. .................................................         15,000           103,389
     Panasonic Corp. ................................................         52,000           525,673
     Panasonic Corp. Sponsored ADR ..................................         64,414           646,717
     Panasonic Electric Works Information Systems Co., Ltd. .........          1,000            27,169
    *Paramount Bed Holdings Co., Ltd. ...............................          3,400            80,542
     Parco Co., Ltd. ................................................         10,700            80,203
     Paris Miki Holdings, Inc. ......................................          6,500            52,449
     Pasco Corp. ....................................................          1,000             3,202
     Penta-Ocean Construction Co., Ltd. .............................         37,000           117,571
     PGM Holdings K.K. ..............................................             86            56,512
     Pigeon Corp. ...................................................          1,400            51,725
     Pilot Corp. ....................................................             29            59,581
     Piolax, Inc. ...................................................          2,600            56,235
    *Pioneer Electronic Corp. .......................................         21,300            85,408
     Plenus Co., Ltd. ...............................................          3,300            50,775
     Point, Inc. ....................................................            940            40,544


                                      1046

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Press Kogyo Co., Ltd. ..........................................         20,000   $        93,512
     Prima Meat Packers, Ltd. .......................................         27,000            35,233
     Pronexus, Inc. .................................................          4,500            22,090
     Raito Kogyo Co., Ltd. ..........................................          9,000            37,436
   #*Renesas Electronics Corp. ......................................         33,600           234,659
     Rengo Co., Ltd. ................................................         39,000           257,393
     Resona Holdings, Inc. ..........................................          7,200            32,274
     Resorttrust, Inc. ..............................................          4,900            73,298
     Rhythm Watch Co., Ltd. .........................................         18,000            24,515
     Ricoh Co., Ltd. ................................................         78,381           642,410
     Ricoh Leasing Co., Ltd. ........................................          2,600            56,864
     Riken Corp. ....................................................         22,000            90,131
     Riken Keiki Co., Ltd. ..........................................          3,000            21,046
     Riken Technos Corp. ............................................          1,000             3,050
     Riken Vitamin Co., Ltd. ........................................            100             2,844
     Ringer Hut Co., Ltd. ...........................................          2,600            34,950
     Rinnai Corp. ...................................................          1,400           104,589
    *Riso Kagaku Corp. ..............................................          2,880            49,444
     Rock Field Co., Ltd. ...........................................          2,800            45,024
     Rohm Co., Ltd. .................................................         11,000           560,466
     Rohto Pharmaceutical Co., Ltd. .................................          9,000           103,679
     Roland Corp. ...................................................          4,100            35,818
     Roland DG Corp. ................................................          1,400            14,698
     Round One Corp. ................................................         11,700            85,424
     Royal Holdings Co., Ltd. .......................................          2,800            31,471
     Ryobi, Ltd. ....................................................         22,000            88,799
     Ryoden Trading Co., Ltd. .......................................          3,000            17,324
     Ryohin Keikaku Co., Ltd. .......................................          2,500           118,643
     Ryosan Co., Ltd. ...............................................          6,000           123,371
     Ryoyo Electro Corp. ............................................          4,900            44,512
     S Foods, Inc. ..................................................          2,000            15,021
    *Sagami Chain Co., Ltd. .........................................          5,000            31,609
     Saibu Gas Co., Ltd. ............................................         31,000            76,451
     Saizeriya Co., Ltd. ............................................          2,700            43,758
     Sakai Chemical Industry Co., Ltd. ..............................         21,000            83,235
     Sakata INX Corp. ...............................................         12,000            52,785
     Sakata Seed Corp. ..............................................          5,500            77,829
     Sala Corp. .....................................................          2,500            14,976
     San-A Co., Ltd. ................................................          1,100            42,358
     San-Ai Oil Co., Ltd. ...........................................         11,000            47,757
     Sanden Corp. ...................................................         17,000            58,308
     Sangetsu Co., Ltd. .............................................          4,500           117,700
     San-in Godo Bank, Ltd. (The) ...................................         30,000           218,083
   #*Sanix, Inc. ....................................................         17,500            55,646
     Sankei Building Co., Ltd. ......................................          9,200            38,318
     Sanken Electric Co., Ltd. ......................................         16,000            60,029
     Sanki Engineering Co., Ltd. ....................................          5,000            26,920
     Sanko Metal Industrial Co., Ltd. ...............................          4,000            12,901
     Sankyo Co., Ltd. ...............................................          3,100           161,996
     Sankyo Seiko Co., Ltd. .........................................          4,500            14,610
    *Sankyo-Tateyama Holdings, Inc. .................................         65,000            81,768
     Sankyu, Inc. ...................................................         38,000           150,460
     Sanoh Industrial Co., Ltd. .....................................          6,500            55,927
     Sanrio Co., Ltd. ...............................................          2,200           108,709
     Sanshin Electronics Co., Ltd. ..................................          7,000            58,685
     Santen Pharmaceutical Co., Ltd. ................................          3,100           115,672
     Sanwa Holdings Corp. ...........................................         40,000           119,812
     Sanyo Chemical Industries, Ltd. ................................          9,000            58,200
     Sanyo Denki Co., Ltd. ..........................................         10,000            59,211
     Sanyo Shokai, Ltd. .............................................         14,000            33,018
     Sanyo Special Steel Co., Ltd. ..................................         23,000           125,137


                                      1047

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Sapporo Hokuyo Holdings, Inc. ..................................         57,700   $       191,082
    *Sapporo Holdings, Ltd. .........................................         48,000           178,944
     Sasebo Heavy Industries Co., Ltd. ..............................         21,000            31,357
     Sato Corp. .....................................................          3,900            47,472
     Satori Electric Co., Ltd. ......................................          2,700            16,450
     Sawai Pharmaceutical Co., Ltd. .................................            400            37,416
     Saxa Holdings, Inc. ............................................          6,000             9,115
     SBI Holdings, Inc. .............................................          4,293           357,470
     Scroll Corp. ...................................................          8,200            27,421
     Secom Co., Ltd. ................................................          1,200            56,752
     Sega Sammy Holdings, Inc. ......................................         11,200           243,511
     Seika Corp. ....................................................         16,000            39,601
     Seikagaku Corp. ................................................          4,100            44,468
     Seiko Epson Corp. ..............................................         20,600           270,759
     Seiko Holdings Corp. ...........................................         16,000            39,599
     Seino Holdings Co., Ltd. .......................................         31,000           232,574
     Seiren Co., Ltd. ...............................................          8,600            51,069
     Sekisui Chemical Co., Ltd. .....................................         33,000           258,959
     Sekisui House, Ltd. ............................................         68,000           608,712
     Sekisui Jushi Co., Ltd. ........................................          7,000            66,028
     Sekisui Plastics Co., Ltd. .....................................         13,000            51,280
     Senko Co., Ltd. ................................................         14,000            53,083
     Senshu Electric Co., Ltd. ......................................          1,300            15,982
     Senshu Ikeda Holdings, Inc. ....................................         62,600            91,397
     Senshukai Co., Ltd. ............................................          6,400            42,551
     Seven & I Holdings Co., Ltd. ...................................         22,300           595,092
     Sharp Corp. ....................................................         63,000           580,737
     Shibaura Mechatronics Corp. ....................................         11,000            33,929
     Shibusawa Warehouse Co., Ltd. ..................................          8,000            23,034
     Shibuya Kogyo Co., Ltd. ........................................            600             6,085
     Shiga Bank, Ltd. ...............................................         39,000           251,122
     Shikibo, Ltd. ..................................................         29,000            33,744
     Shikoku Bank, Ltd. .............................................         32,000           112,695
     Shikoku Chemicals Corp. ........................................         11,000            61,676
     Shikoku Electric Power Co., Inc. ...............................          4,900           125,255
     Shima Seiki Manufacturing Co., Ltd. ............................          5,300            98,640
     Shimachu Co., Ltd. .............................................          7,300           157,447
     Shimadzu Corp. .................................................         21,000           178,778
     Shimamura Co., Ltd. ............................................            300            30,003
     Shimano, Inc. ..................................................          1,300            64,918
     Shimizu Bank, Ltd. .............................................          1,800            66,267
     Shimizu Corp. ..................................................         57,000           245,274
     Shimojima Co., Ltd. ............................................            700             8,498
     Shin Nippon Air Technologies Co., Ltd. .........................          3,500            17,880
     Shinagawa Refractories Co., Ltd. ...............................         17,000            46,771
     Shindengen Electric Manufacturing Co., Ltd. ....................         22,000            93,611
     Shin-Etsu Chemical Co., Ltd. ...................................          6,000           308,129
     Shin-Etsu Polymer Co., Ltd. ....................................          9,200            44,028
     Shinkawa, Ltd. .................................................          3,500            18,670
     Shin-Keisei Electric Railway Co., Ltd. .........................          7,000            30,987
     Shinko Electric Industries Co., Ltd. ...........................         13,600            98,268
     Shinko Plantech Co., Ltd. ......................................          6,600            58,624
     Shinko Shoji Co., Ltd. .........................................          5,300            40,929
     Shinmaywa Industries, Ltd. .....................................         15,000            50,713
     Shinnihon Corp. ................................................          4,500            11,445
     Shinsei Bank, Ltd. .............................................        137,000           150,574
     Shinsho Corp. ..................................................          8,000            18,460
     Shionogi & Co., Ltd. ...........................................          9,600           130,680
     Ship Healthcare Holdings, Inc. .................................          6,800           165,317
     Shiroki Corp. ..................................................         13,000            36,852
     Shiseido Co., Ltd. .............................................          2,000            36,607


                                      1048

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Shizuoka Bank, Ltd. ............................................         60,000   $       582,132
     Shizuoka Gas Co., Ltd. .........................................         11,000            66,488
     Sho-Bond Corp. .................................................          2,100            46,845
     Shochiku Co., Ltd. .............................................          9,000            81,653
     Shoko Co., Ltd. ................................................          5,000             7,371
    *Showa Corp. ....................................................         12,200            70,662
     Showa Denko K.K. ...............................................        168,000           304,799
     Showa Sangyo Co., Ltd. .........................................         18,000            54,273
     Showa Shell Sekiyu K.K. ........................................         26,000           188,186
     Siix Corp. .....................................................          4,500            57,473
     Sinanen Co., Ltd. ..............................................         10,000            45,463
     Sinfonia Technology Co., Ltd. ..................................         13,000            32,284
     Sintokogio, Ltd. ...............................................          5,600            50,680
     SKY Perfect JSAT Holdings, Inc. ................................            325           157,952
     SMC Corp. ......................................................            700           108,879
     SMK Corp. ......................................................         14,000            46,104
     SNT Corp. ......................................................          8,100            31,348
     Soda Nikka Co., Ltd. ...........................................          3,000            12,952
    #Sodick Co., Ltd. ...............................................         11,700            64,598
     Softbank Corp. .................................................          6,900           223,944
     Sogo Medical Co., Ltd. .........................................          1,300            43,468
     Sohgo Security Services Co., Ltd. ..............................         10,800           113,211
     Sojitz Corp. ...................................................        226,100           383,706
     So-net Entertainment Corp. .....................................             15            59,456
     Sony Corp. .....................................................          7,200           150,217
    #Sony Corp. Sponsored ADR .......................................         52,202         1,094,676
     Sony Financial Holdings, Inc. ..................................          2,600            43,251
     Sotetsu Holdings, Inc. .........................................         30,000            92,313
     Square Enix Holdings Co., Ltd. .................................          8,100           153,953
     SRA Holdings, Inc. .............................................            100               957
     SRI Sports, Ltd. ...............................................            400             4,260
     St. Marc Holdings Co., Ltd. ....................................          2,200            81,367
     Stanley Electric Co., Ltd. .....................................         18,100           264,849
     Star Micronics Co., Ltd. .......................................          4,100            40,156
     Starzen Co., Ltd. ..............................................          5,000            14,583
     Sugi Holdings Co., Ltd. ........................................          1,400            36,537
   #*Sumco Corp. ....................................................         16,100           162,805
     Sumikin Bussan Corp. ...........................................         19,000            42,059
     Suminoe Textile Co., Ltd. ......................................         13,000            21,937
     Sumisho Computer Systems Corp. .................................          4,900            76,722
     Sumitomo Bakelite Co., Ltd. ....................................         32,000           187,366
     Sumitomo Chemical Co., Ltd. ....................................        109,355           403,628
     Sumitomo Corp. .................................................         74,000           916,205
     Sumitomo Densetsu Co., Ltd. ....................................          1,600             9,431
     Sumitomo Electric Industries, Ltd. .............................         50,800           563,243
     Sumitomo Forestry Co., Ltd. ....................................         24,100           208,540
     Sumitomo Heavy Industries, Ltd. ................................         68,000           386,153
    *Sumitomo Light Metal Industries, Ltd. ..........................         46,000            39,227
     Sumitomo Metal Industries, Ltd. ................................         68,000           127,881
     Sumitomo Metal Mining Co., Ltd. ................................         30,000           412,965
    *Sumitomo Mitsui Construction Co., Ltd. .........................         23,700            15,872
     Sumitomo Mitsui Financial Group, Inc. ..........................         81,683         2,283,165
     Sumitomo Osaka Cement Co., Ltd. ................................         76,000           230,234
     Sumitomo Pipe & Tube Co., Ltd. .................................          7,300            46,520
     Sumitomo Precision Products Co., Ltd. ..........................          7,000            45,357
     Sumitomo Real Estate Sales Co., Ltd. ...........................          1,100            44,243
     Sumitomo Realty & Development Co., Ltd. ........................          5,000           103,636
     Sumitomo Rubber Industries, Ltd. ...............................          8,500           106,189
     Sumitomo Seika Chemicals Co., Ltd. .............................         14,000            63,158
     Sumitomo Warehouse Co., Ltd. ...................................         23,000           103,082
     Sundrug Co., Ltd. ..............................................          1,600            47,218


                                      1049

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Sun-Wa Technos Corp. ...........................................          3,400   $        28,989
     Sunx, Ltd. .....................................................          5,800            32,118
     Suruga Bank, Ltd. ..............................................         37,000           308,434
     Suzuken Co., Ltd. ..............................................         13,600           325,379
     Suzuki Motor Corp. .............................................         14,900           316,016
    *SWCC Showa Holdings Co., Ltd. ..................................         45,000            42,676
   #*SxL Corp. ......................................................          4,000             8,283
     Sysmex Corp. ...................................................          2,200            72,314
     Systena Corp. ..................................................             24            16,639
     T&D Holdings, Inc. .............................................         41,000           406,451
     T. Hasegawa Co., Ltd. ..........................................          2,900            45,938
    #T. RAD Co., Ltd. ...............................................         14,000            50,900
     Tachibana Eletech Co., Ltd. ....................................          2,600            20,822
     Tachi-S Co., Ltd. ..............................................          4,800            81,984
     Tact Home Co., Ltd. ............................................             22            18,494
     Tadano, Ltd. ...................................................         18,000           120,119
     Taihei Dengyo Kaisha, Ltd. .....................................          6,000            39,499
     Taihei Kogyo Co., Ltd. .........................................          5,000            26,855
    #Taiheiyo Cement Corp. ..........................................        119,000           231,176
     Taiho Kogyo Co., Ltd. ..........................................          3,000            25,905
     Taikisha, Ltd. .................................................          5,600           121,263
    #Taiko Bank, Ltd. (The) .........................................          1,000             2,807
     Taisei Corp. ...................................................        160,000           427,527
     Taisei Lamick Co., Ltd. ........................................          1,100            32,771
    *Taisho Pharmaceutical Holdings Co., Ltd. .......................          1,500           105,909
     Taiyo Nippon Sanso Corp. .......................................         13,000            92,379
     Taiyo Yuden Co., Ltd. ..........................................         18,000           139,470
     Takachiho Koheki Co., Ltd. .....................................          1,800            19,378
     Takamatsu Construction Group Co., Ltd. .........................          2,600            41,195
     Takano Co., Ltd. ...............................................            600             3,457
     Takaoka Electric Manufacturing Co., Ltd. .......................         12,000            31,236
     Takara Holdings, Inc. ..........................................         32,000           189,093
    *Takara Printing Co., Ltd. ......................................          3,100            24,037
     Takara Standard Co., Ltd. ......................................         17,000           124,430
     Takasago International Corp. ...................................         13,000            60,703
     Takasago Thermal Engineering Co., Ltd. .........................         11,000            87,563
     Takashimaya Co., Ltd. ..........................................         55,000           390,466
     Takata Corp. ...................................................          5,100           124,037
     Take & Give Needs Co., Ltd. ....................................             16               986
     Takeda Pharmaceutical Co., Ltd. ................................          8,300           374,176
     Takihyo Co., Ltd. ..............................................          5,000            27,584
     Takiron Co., Ltd. ..............................................         10,000            33,488
     Takisawa Machine Tool Co., Ltd. ................................         14,000            16,416
     Tamron Co., Ltd. ...............................................          3,900           104,999
     Tamura Corp. ...................................................         13,000            33,297
     Tatsuta Electric Wire & Cable Co., Ltd. ........................         15,000            67,494
     TBK Co., Ltd. ..................................................          1,000             4,246
     TDK Corp. ......................................................          4,300           175,346
     TDK Corp. Sponsored ADR ........................................          7,012           288,544
     Tecmo Koei Holdings Co., Ltd. ..................................          8,050            72,224
     Teijin, Ltd. ...................................................        105,000           366,531
     Teikoku Electric Manufacturing Co., Ltd. .......................          1,300            25,660
     Teikoku Piston Ring Co., Ltd. ..................................          4,700            54,703
     Teikoku Sen-I Co., Ltd. ........................................          6,000            38,976
     Tekken Corp. ...................................................         24,000            27,524
    #Temp Holdings Co., Ltd. ........................................          3,200            27,417
     Terumo Corp. ...................................................          1,100            55,891
     THK Co., Ltd. ..................................................         12,500           243,612
     TKC, Corp. .....................................................          2,900            56,369
     TOA Corp. ......................................................         27,000            47,547
     TOA ROAD Corp. .................................................          4,000             7,392


                                      1050

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Toagosei Co., Ltd. .............................................         29,000   $       129,534
     Tobu Railway Co., Ltd. .........................................         29,000           138,403
     Tobu Store Co., Ltd. ...........................................         10,000            32,678
     TOC Co., Ltd. ..................................................         17,300            76,136
     Tocalo Co., Ltd. ...............................................          2,800            56,804
     Tochigi Bank, Ltd. .............................................         22,000            77,158
     Toda Corp. .....................................................         35,000           124,190
     Toda Kogyo Corp. ...............................................          2,000            14,837
     Toei Co., Ltd. .................................................         11,000            51,604
     Toenec Corp. ...................................................          7,000            36,349
     Toho Bank, Ltd. ................................................         35,000            90,884
     TOHO Co., Ltd. (6895200) .......................................          5,200            89,444
     TOHO Co., Ltd. (6895211) .......................................          4,000            15,622
     Toho Gas Co., Ltd. .............................................         25,000           141,528
     Toho Holdings Co., Ltd. ........................................          6,900            87,070
     Toho Real Estate Co., Ltd. .....................................          2,100            10,841
     Toho Titanium Co., Ltd. ........................................            900            19,201
     Toho Zinc Co., Ltd. ............................................         22,000            89,708
     Tohoku Bank, Ltd. (The) ........................................         12,000            19,078
     Tohuku Electric Power Co., Inc. ................................         11,000           121,542
     Tokai Carbon Co., Ltd. .........................................         35,000           173,620
     Tokai Rika Co., Ltd. ...........................................         10,600           170,747
     Tokai Rubber Industries, Ltd. ..................................          7,600            95,457
     Tokai Tokyo Financial Holdings, Inc. ...........................         39,000           108,318
    *Token Corp. ....................................................          1,300            46,731
     Tokio Marine Holdings, Inc. ....................................         39,300           937,088
     Tokio Marine Holdings, Inc. ADR ................................          1,000            23,840
     Toko Electric Corp. ............................................          4,000            17,670
   #*Toko, Inc. .....................................................         22,000            47,064
     Tokushu Tokai Paper Co., Ltd. ..................................         22,000            46,792
    #Tokuyama Corp. .................................................         56,000           201,831
     Tokyo Broadcasting System, Inc. ................................          8,600           106,098
    *Tokyo Dome Corp. ...............................................         35,000            79,560
    *Tokyo Electric Power Co., Ltd. .................................         17,188            63,048
     Tokyo Electron, Ltd. ...........................................          8,300           441,423
     Tokyo Energy & Systems, Inc. ...................................          6,000            28,378
     Tokyo Gas Co., Ltd. ............................................         35,000           150,721
     Tokyo Ohka Kogyo Co., Ltd. .....................................          7,500           155,850
     Tokyo Rakutenchi Co., Ltd. .....................................          7,000            24,202
     Tokyo Rope Manufacturing Co., Ltd. .............................         21,000            47,846
     Tokyo Sangyo Co., Ltd. .........................................          4,000            12,419
     Tokyo Seimitsu Co., Ltd. .......................................          4,700            85,190
     Tokyo Steel Manufacturing Co., Ltd. ............................         20,100           168,495
     Tokyo Tatemono Co., Ltd. .......................................         70,000           219,691
     Tokyo Tekko Co., Ltd. ..........................................         12,000            33,935
     Tokyo Theatres Co., Inc. .......................................         21,000            30,231
     Tokyo Tomin Bank, Ltd. .........................................          7,826            90,932
     Tokyotokeiba Co., Ltd. .........................................         31,000            42,382
     Tokyu Community Corp. ..........................................          2,000            62,221
     Tokyu Construction Co., Ltd. ...................................          9,520            26,049
     Tokyu Corp. ....................................................         33,000           159,277
     Tokyu Land Corp. ...............................................         88,000           370,449
     Tokyu Livable, Inc. ............................................          3,500            31,512
     Tomato Bank, Ltd. ..............................................          6,000            10,500
     Tomen Devices Corp. ............................................            100             2,250
     Tomen Electronics Corp. ........................................            200             2,366
     Tomoe Corp. ....................................................          9,500            32,985
    *Tomoe Engineering Co., Ltd. ....................................          2,100            36,951
     Tomoku Co., Ltd. ...............................................         21,000            55,404
     TOMONY Holdings, Inc. ..........................................         24,500            97,154
     Tomy Co., Ltd. .................................................          5,300            36,371


                                      1051

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Tonami Holdings Co., Ltd. ......................................         16,000   $        32,150
     TonenGeneral Sekiyu K.K. .......................................          8,000            90,274
     Topcon Corp. ...................................................         12,700            65,454
     Toppan Forms Co., Ltd. .........................................          8,800            68,877
     Toppan Printing Co., Ltd. ......................................         64,000           497,619
     Topre Corp. ....................................................          9,700            93,935
     Topy Industries, Ltd. ..........................................         35,000            84,565
     Toray Industries, Inc. .........................................         16,000           113,878
     Toridoll.corp. .................................................          4,800            45,456
     Torigoe Co., Ltd. (The) ........................................          4,100            36,516
     Torii Pharmaceutical Co., Ltd. .................................          2,600            48,619
     Torishima Pump Manufacturing Co., Ltd. .........................          2,300            31,799
     Tosei Corp. ....................................................             26             7,223
     Toshiba Corp. ..................................................         32,000           139,565
     Toshiba Machine Co., Ltd. ......................................         21,000           104,036
     Toshiba Plant Kensetsu Co., Ltd. ...............................          5,000            53,451
     Toshiba TEC Corp. ..............................................         28,000           103,182
     Tosho Printing Co., Ltd. .......................................         11,000            20,270
     Tosoh Corp. ....................................................         69,000           224,263
     Totetsu Kogyo Co., Ltd. ........................................          2,000            17,123
     TOTO, Ltd. .....................................................         25,000           207,875
     Tottori Bank, Ltd. .............................................         13,000            27,673
     Touei Housing Corp. ............................................          3,545            34,782
     Towa Bank, Ltd. ................................................         52,000            60,499
     Towa Corp. .....................................................          4,000            17,492
     Towa Pharmaceutical Co., Ltd. ..................................            900            39,570
     Toyo Corp. .....................................................          5,300            55,823
     Toyo Electric Manufacturing Co., Ltd. ..........................          8,000            35,323
     Toyo Engineering Corp. .........................................         22,000            72,731
     Toyo Ink Manufacturing Co., Ltd. ...............................         37,000           146,607
     Toyo Kanetsu K.K. ..............................................         27,000            49,672
     Toyo Kohan Co., Ltd. ...........................................          9,000            35,515
     Toyo Securities Co., Ltd. ......................................         21,000            31,098
     Toyo Seikan Kaisha, Ltd. .......................................         18,800           286,064
     Toyo Suisan Kaisha, Ltd. .......................................          9,000           229,676
     Toyo Tanso Co., Ltd. ...........................................            800            37,120
     Toyo Tire & Rubber Co., Ltd. ...................................         24,000            58,247
     Toyobo Co., Ltd. ...............................................        111,000           157,635
     Toyoda Gosei Co., Ltd. .........................................         10,700           188,751
     Toyota Auto Body Co., Ltd. .....................................          8,400           125,962
     Toyota Boshoku Corp. ...........................................          5,200            63,002
     Toyota Motor Corp. .............................................         13,700           454,851
     Toyota Motor Corp. Sponsored ADR ...............................         50,053         3,339,036
     Toyota Tsusho Corp. ............................................         24,700           389,774
     Trans Cosmos, Inc. .............................................          5,800            65,729
     Trend Micro, Inc. ..............................................          1,500            53,641
     Trusco Nakayama Corp. ..........................................          3,200            59,285
     TS TECH CO., LTD. ..............................................          8,900           133,597
    *TSI Holdings Co., Ltd. .........................................         18,445            95,153
     Tsubakimoto Chain Co. ..........................................         18,000            92,380
    *Tsudakoma Corp. ................................................          1,000             1,868
    #Tsugami Corp. ..................................................          6,000            33,028
     Tsukishima Kikai Co., Ltd. .....................................          6,000            46,314
     Tsukuba Bank, Ltd. .............................................         11,500            38,001
     TSUMURA & CO. ..................................................          1,500            42,188
     Tsuruha Holdings, Inc. .........................................          2,500           127,726
     Tsurumi Manufacturing Co., Ltd. ................................          4,000            30,855
     Tsutsumi Jewelry Co., Ltd. .....................................          2,200            51,265
     Tsuzuki Denki Co., Ltd. ........................................          1,000             9,462
     TV Tokyo Holdings Corp. ........................................            600             8,148
     Ube Industries, Ltd. ...........................................         32,000            93,814


                                      1052

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Ube Material Industries, Ltd. ..................................          4,000   $        13,841
     Uchida Yoko Co., Ltd. ..........................................          8,000            22,177
    *Ulvac, Inc. ....................................................          7,200           101,215
     Uni-Charm Corp. ................................................          1,800            80,611
     Uniden Corp. ...................................................         13,000            50,584
     Union Tool Co. .................................................          1,600            28,715
     Unipres Corp. ..................................................          5,000           136,384
    *Unitika, Ltd. ..................................................        105,000            60,578
     UNY Co., Ltd. ..................................................         35,700           322,040
     U-Shin, Ltd. ...................................................          6,200            54,184
     Ushio, Inc. ....................................................          8,500           125,671
     USS Co., Ltd. ..................................................            660            54,562
     Utoc Corp. .....................................................          2,600             8,479
     Valor Co., Ltd. ................................................          7,100           105,596
     Vital KSK Holdings, Inc. .......................................          7,300            60,474
     Wacoal Corp. ...................................................         20,000           236,272
   #*Wakachiku Construction Co., Ltd. ...............................         18,000            27,283
     Warabeya Nichiyo Co., Ltd. .....................................          2,700            34,792
    #Watami Food Service Co., Ltd. ..................................          1,600            37,287
     West Japan Railway Co. .........................................          3,000           127,121
     Wood One Co., Ltd. .............................................          7,000            25,799
     Xebio Co., Ltd. ................................................          3,900            94,433
     Yachiyo Bank, Ltd. (The) .......................................          3,500            85,790
     Yahagi Construction Co., Ltd. ..................................          5,000            24,390
     Yahoo Japan Corp. ..............................................            104            33,401
     Yaizu Suisankagaku Industry Co., Ltd. ..........................            500             4,626
     Yakult Honsha Co., Ltd. ........................................          1,900            53,394
     Yamada Denki Co., Ltd. .........................................          3,050           219,340
     Yamagata Bank, Ltd. ............................................         25,000           119,606
     Yamaguchi Financial Group, Inc. ................................         44,000           392,059
     Yamaha Corp. ...................................................         32,300           326,920
    *Yamaha Motor Co., Ltd. .........................................         13,000           186,212
     Yamanashi Chuo Bank, Ltd. ......................................         25,000           100,457
     Yamatake Corp. .................................................          8,900           196,900
    #Yamatane Corp. .................................................         21,000            33,810
     Yamato Holdings Co., Ltd. ......................................         17,200           285,140
     Yamato Kogyo Co., Ltd. .........................................          8,700           220,062
     Yamazaki Baking Co., Ltd. ......................................         16,000           212,119
     Yamazen Co., Ltd. ..............................................         13,000            92,040
     Yaoko Co., Ltd. ................................................            900            29,520
     Yaskawa Electric Corp. .........................................         19,000           163,246
     Yasuda Warehouse Co., Ltd. (The) ...............................            900             5,341
     Yellow Hat, Ltd. ...............................................          3,300            42,475
     Yodogawa Steel Works, Ltd. .....................................         24,000            95,355
     Yokogawa Bridge Holdings Corp. .................................          7,000            40,353
    *Yokogawa Electric Corp. ........................................         31,900           298,331
     Yokohama Reito Co., Ltd. .......................................          8,400            62,702
     Yokohama Rubber Co., Ltd. ......................................         41,000           234,036
     Yokowo Co., Ltd. ...............................................          3,300            17,807
     Yomeishu Seizo Co., Ltd. .......................................          1,000             9,207
     Yonekyu Corp. ..................................................          4,500            39,317
     Yorozu Corp. ...................................................          4,600           108,474
     Yoshinoya Holdings Co., Ltd. ...................................             64            81,510
     Yuasa Trading Co., Ltd. ........................................         40,000            55,891
     Yuken Kogyo Co., Ltd. ..........................................          9,000            19,980
     Yukiguni Maitake Co., Ltd. .....................................          2,500            11,890
     Yurtec Corp. ...................................................          7,000            34,729
     Yusen Logistics Co., Ltd. ......................................          2,400            31,937
     Yushiro Chemical Industry Co., Ltd. ............................          1,900            22,052
     Zenrin Co., Ltd. ...............................................          3,700            33,085
    #Zensho Co., Ltd. ...............................................          3,400            42,430


                                      1053

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Zeon Corp. .....................................................         25,000   $       230,259
     Zuken, Inc. ....................................................          6,000            44,264
                                                                                       ---------------
TOTAL JAPAN .........................................................                      156,420,851
                                                                                       ---------------
MALAYSIA -- (0.9%)
     Aeon Co. Berhad ................................................         30,000            68,161
     Affin Holdings Berhad ..........................................         84,300            80,535
     AirAsia Berhad .................................................        115,300           144,899
    *Alam Maritim Resources Berhad ..................................         86,800            22,809
     Alliance Financial Group Berhad ................................        196,800           225,238
     AMMB Holdings Berhad ...........................................        148,200           287,300
     APM Automotive Holdings Berhad .................................         47,200            67,363
     Axiata Group Berhad ............................................        136,425           215,627
     Bandar Raya Developments Berhad ................................         43,100            27,798
     Batu Kawan Berhad ..............................................         27,600           142,446
     Berjaya Corp. Berhad ...........................................        265,500            89,152
     Berjaya Land Berhad ............................................         76,000            24,362
    *Berjaya Media Berhad ...........................................          2,400               338
     Berjaya Sports Toto Berhad .....................................         16,071            22,296
     BIMB Holdings Berhad ...........................................         71,100            46,589
     Boustead Holdings Berhad .......................................         55,640            96,586
     British American Tobacco Malaysia Berhad .......................          3,400            51,187
     Bursa Malaysia Berhad ..........................................         18,100            39,861
     Cahya Mata Sarawak Berhad ......................................         13,600             8,858
     Carlsberg Brewery Malaysia Berhad ..............................          8,600            19,628
     CIMB Group Holdings Berhad .....................................         94,400           231,716
     CSC Steel Holdings Berhad ......................................         47,300            21,645
     Dayang Enterprise Holdings Berhad ..............................         36,293            20,471
    *Dialog Group Berhad ............................................        193,779           150,478
     DiGi.Com Berhad ................................................          6,100            62,812
     DRB-Hicom Berhad ...............................................        140,000            94,928
     Eastern & Oriental Berhad ......................................        116,300            53,131
     ECM Libra Avenue Berhad ........................................         36,678             9,306
     Evergreen Fibreboard Berhad ....................................        108,600            35,515
     Faber Group Berhad .............................................         52,400            29,143
     Gamuda Berhad ..................................................        277,000           304,571
     Genting Berhad .................................................         66,300           230,923
     Genting Malaysia Berhad ........................................        240,300           298,926
     Genting Plantations Berhad .....................................         35,100            83,631
     Guiness Anchor Berhad ..........................................         23,000            80,548
     Hap Seng Consolidated Berhad ...................................        121,680            60,143
     Hap Seng Plantations Holdings Berhad ...........................         77,600            67,732
     Hong Leong Bank Berhad .........................................         38,280           131,685
     Hong Leong Financial Group Berhad ..............................         41,700           161,402
     Hong Leong Industries Berhad ...................................         31,400            40,957
     IGB Corp. Berhad ...............................................        151,994            98,080
     IJM Corp. Berhad ...............................................        209,660           387,281
     IJM Land Berhad ................................................        143,000           107,217
     IJM Plantations Berhad .........................................         80,200            68,963
     IOI Corp. Berhad ...............................................         50,026            84,989
     Jaya Tiasa Holdings Berhad .....................................          4,900             9,086
     Keck Seng (Malaysia) Berhad ....................................         28,500            35,453
     KFC Holdings (Malaysia) Berhad .................................         24,100            27,155
     Kian Joo Can Factory Berhad ....................................         56,700            35,233
     Kinsteel Berhad ................................................        144,000            26,976
     KLCC Property Holdings Berhad ..................................         52,600            53,273
     KNM Group Berhad ...............................................        115,625            53,679
     KPJ Healthcare Berhad ..........................................         40,300            54,890
     Kuala Lumpur Kepong Berhad .....................................          7,300            49,810
    *Kulim Malaysia Berhad ..........................................         88,100           102,619
     Lafarge Malayan Cement Berhad ..................................         33,600            77,294


                                      1054

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
    *Landmarks Berhad ...............................................         74,700   $        28,011
     Lingkaran Trans Kota Holdings Berhad ...........................         39,000            44,006
     Lion Industries Corp. Berhad ...................................        118,500            58,579
     LPI Capital Berhad .............................................          8,480            36,444
     Mah Sing Group Berhad ..........................................         89,280            59,078
     Malayan Banking Berhad .........................................         65,964           179,087
     Malaysia Airports Holdings Berhad ..............................         46,000            94,471
     Malaysia Building Society Berhad ...............................         61,300            35,029
    *Malaysian Airlines System Berhad ...............................        175,500            83,483
     Malaysian Bulk Carriers Berhad .................................         61,200            37,060
    *Malaysian Pacific Industries Berhad ............................         14,375            15,378
     Malaysian Resources Corp. Berhad ...............................        349,350           228,085
     Media Prima Berhad .............................................         66,400            54,707
     MISC Berhad ....................................................         44,880           101,756
     MMC Corp. Berhad ...............................................        195,100           170,568
     Muhibbah Engineering Berhad ....................................        115,700            45,409
    *Mulpha International Berhad ....................................        518,800            67,819
     Nestle (Malaysia) Berhad .......................................          5,100            83,692
     Oriental Holdings Berhad .......................................         30,480            44,070
     OSK Holdings Berhad ............................................        174,500            97,835
    *OSK Ventures International Berhad ..............................         21,152             2,109
     Parkson Holdings Berhad ........................................         29,684            53,886
     Petronas Dagangan Berhad .......................................         17,100            90,463
     Petronas Gas Berhad ............................................         14,200            60,418
    *Pharmaniaga Berhad .............................................            967             1,630
     Plus Expressways Berhad ........................................         51,300            73,837
     POS Malaysia Berhad ............................................         78,600            71,221
     PPB Group Berhad ...............................................         45,340           251,101
     Press Metal Berhad .............................................         15,200             9,507
     Proton Holdings Berhad .........................................         52,800            45,933
     RCE Capital Berhad .............................................        287,000            44,095
     RHB Capital Berhad .............................................         60,689           151,757
     SapuraCrest Petroleum Berhad ...................................         99,700           131,117
     Sarawak Oil Palms Berhad .......................................         13,800            18,959
    *Scomi Group Berhad .............................................        335,900            32,666
     Selangor Properties Berhad .....................................         24,800            26,920
     Shell Refining Co. Federation of Malaysia Berhad ...............         25,800            80,689
     Sime Darby Berhad ..............................................         29,200            84,233
     SP Setia Berhad ................................................        105,600           131,761
     Star Publications (Malaysia) Berhad ............................         37,200            38,765
    *Sunway Berhad ..................................................        164,850           125,196
     Supermax Corp. Berhad ..........................................         23,900            28,695
     Ta Ann Holdings Berhad .........................................         33,984            54,902
     TA Enterprise Berhad ...........................................        253,700            48,449
     TA Global Berhad ...............................................        152,220            14,756
     Tan Chong Motor Holdings Berhad ................................        100,000           145,908
    *Tebrau Teguh Berhad ............................................         87,200            20,506
     Telekom Malaysia Berhad ........................................         96,800           133,295
     Tenaga Nasional Berhad .........................................         46,850            90,873
    *Time Dotcom Berhad .............................................        363,300            73,080
     Top Glove Corp. Berhad .........................................         77,200           107,186
     Tradewinds (Malaysia) Berhad ...................................         34,700            99,912
     TSH Resources Berhad ...........................................         54,700            56,180
    *UEM Land Holdings Berhad .......................................        199,858           142,087
     UMW Holdings Berhad ............................................         82,300           177,334
     Unico-Desa Plantations Berhad ..................................        147,900            52,418
     Unisem (Malaysia) Berhad .......................................        147,200            59,796
     United Plantations Berhad ......................................         11,300            63,959
     Wah Seong Corp. Berhad .........................................         52,433            36,180
     WCT Berhad .....................................................        101,400            85,416
     WTK Holdings Berhad ............................................         72,500            33,445


                                      1055

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     YNH Property Berhad ............................................         99,848   $        56,365
     YTL Cement Berhad ..............................................         11,000            16,368
     YTL Corp. Berhad ...............................................        608,950           293,522
     YTL Power International Berhad .................................         68,200            42,212
     Zhulian Corp Berhad ............................................         45,600            25,181
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                       10,171,549
                                                                                       ---------------
MEXICO -- (1.0%)
     Alfa S.A.B. de C.V. Series A ...................................         54,210           625,854
     Alsea de Mexico S.A.B. de C.V. .................................        100,275           103,759
     America Movil S.A.B. de C.V. Series L ..........................         60,900            77,410
     America Movil S.A.B. de C.V. Series L ADR ......................         20,994           533,667
     Arca Continental S.A.B. de C.V. ................................        136,212           646,463
    *Axtel S.A.B. de C.V. ...........................................         76,200            24,986
     Bolsa Mexicana de Valores S.A. de C.V. .........................         43,471            71,076
    *Carso Infraestructura y Construccion S.A.B. de C.V. ............        186,040           111,537
    *Cementos de Mexico S.A.B de C.V. Series B ......................      1,154,184           504,041
   #*Cemex S.A.B. de C.V. Sponsored ADR .............................         36,431           159,203
     Cia Minera Autlan S.A.B. de C.V. Series B ......................         13,400            13,926
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR ...................          2,300           205,965
     Compartamos S.A.B. de C.V. .....................................        106,000           163,848
     Consorcio ARA S.A.B. de C.V. Series * ..........................        147,200            40,315
    *Controladora Comercial Mexicana S.A.B. de C.V. Series B ........         58,304            84,216
    *Corporacion GEO S.A.B. de C.V. Series B ........................         53,800            74,239
     Corporacion Moctezuma S.A.B. de C.V. Series * ..................         73,800           164,911
    *Desarrolladora Homex S.A.B. de C.V. ............................         28,600            71,677
    *Desarrolladora Homex S.A.B. de C.V. ADR ........................            700            10,472
     El Puerto de Liverpool S.A.B. de C.V. Series C-1 ...............          5,518            37,678
    *Empresas ICA S.A.B. de C.V. ....................................         27,800            37,193
    *Empresas ICA S.A.B. de C.V. Sponsored ADR ......................         16,200            86,346
    *Financiera Independencia S.A.B. de C.V. ........................         32,800            15,751
     Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR ........         21,098         1,414,621
    *Genomma Lab Internacional S.A.B. de C.V. Series B ..............         17,000            34,850
    *Gruma S.A.B. de C.V. ADR .......................................            500             3,895
    *Gruma S.A.B. de C.V. Series B ..................................         43,700            85,452
     Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ............         34,200            57,509
    *Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR ............          9,030           312,980
     Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR .............          5,100           293,760
     Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B ........          2,400            13,809
     Grupo Carso S.A.B. de C.V. Series A-1 ..........................         87,700           226,110
    *Grupo Cementos de Chihuahua S.A.B. de C.V. .....................          1,100             3,434
    *Grupo Comercial Chedraui S.A. de C.V. ..........................            400               963
     Grupo Elektra S.A. de C.V. .....................................          1,790           137,939
    *Grupo Famsa S.A.B. de C.V. Series A ............................         51,200            45,871
     Grupo Financiero Banorte S.A.B. de C.V. Series O ...............        190,565           649,897
     Grupo Financiero Inbursa S.A.B. de C.V. Series O ...............        135,594           290,886
     Grupo Herdez S.A.B. de C.V. Series * ...........................         69,100           126,928
     Grupo Industrial Bimbo S.A.B. de C.V. Series A-1 ...............        157,200           323,200
    *Grupo Lamosa S.A.B. de C.V. ....................................         33,900            37,838
     Grupo Mexico S.A.B. de C.V. Series B ...........................        172,601           478,807
     Grupo Modelo S.A.B. de C.V. Series C ...........................         23,500           149,496
    *Grupo Simec S.A. de C.V. Series B ..............................         20,200            45,093
     Grupo Televisa S.A.B. ..........................................          1,100             4,704
     Grupo Televisa S.A.B. Sponsored ADR ............................         13,933           297,191
    *Impulsora del Desarrollo y El Empleo en America Latina S.A.B.
        de C.V. .....................................................        117,000           171,457
     Industrias Bachoco S.A.B. de C.V. Series B .....................          1,422             2,641
    *Industrias CH S.A.B. de C.V. Series B ..........................         27,100            88,212
     Industrias Penoles S.A.B. de C.V. ..............................          6,385           258,715
    *Inmuebles Carso S.A.B. de C.V. Series B-1 ......................         86,291            65,720
     Kimberly Clark de Mexico S.A.B. de C.V. Series A ...............         22,800           129,765
    *Megacable Holdings S.A.B. de C.V. ..............................         52,000           109,213


                                      1056

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
MEXICO -- (Continued)
    *Mexichem S.A.B. de C.V. Series * ...............................        100,618   $       345,410
    *Minera Frisco S.A.B. de C.V. Series A-1 ........................         78,700           309,438
    *Organizacion Soriana S.A.B. de C.V. Series B ...................        165,290           359,677
    *Promotora y Operadora de Infraestructura S.A.B de C.V. .........         18,900            76,298
    *Qualitas Cia de Seguros S.A. de C.V. ...........................         36,600            29,111
     Telefonos de Mexico S.A.B. de C.V. Series L Sponsored ADR ......          6,400           100,096
     TV Azteca S.A.B. de C.V. .......................................        161,100            97,552
    *Urbi Desarrollos Urbanos S.A.B. de C.V. ........................         84,222           107,371
     Wal-Mart de Mexico S.A.B. de C.V. Series V .....................         45,200           116,671
                                                                                       ---------------
TOTAL MEXICO. .......................................................                       11,267,113
                                                                                       ---------------
NETHERLANDS -- (1.6%)
     Aalberts Industries NV .........................................         10,455           183,876
     Accell Group NV ................................................          2,458            55,481
    *Aegon NV .......................................................         99,504           474,529
   #*Aegon NV ADR ...................................................         74,494           356,081
    *AFC Ajax NV ....................................................            546             5,035
     Akzo Nobel NV ..................................................         24,745         1,301,143
     Akzo Nobel NV Sponsored ADR ....................................            500            26,490
    *AMG Advanced Metallurgical Group NV ............................          2,752            34,009
     Amsterdam Commodities NV .......................................          3,226            45,984
    *APERAM NV ......................................................          2,221            38,166
    #Arcadis NV .....................................................          7,315           143,469
     ArcelorMittal NV ...............................................         11,420           236,771
    #ArcelorMittal NV ADR ...........................................         49,500         1,026,135
     ASM International NV ...........................................          7,329           206,339
     ASML Holding NV ADR ............................................         12,550           526,222
     BE Semiconductor Industries NV .................................          4,477            30,290
     Beter Bed Holding NV ...........................................          1,215            25,030
    *BinckBank NV ...................................................          9,871           114,507
     Brunel International NV ........................................          3,554           127,836
     CSM NV .........................................................         10,062           147,464
     Delta Lloyd NV .................................................         17,375           305,096
     Exact Holding NV ...............................................          1,884            49,728
     Fugro NV .......................................................          9,627           565,396
     Grontmij NV ....................................................          3,855            60,215
     Heijmans NV ....................................................          3,163            48,510
     Heineken NV ....................................................          5,424           262,879
     Hunter Douglas NV ..............................................            788            36,116
     Imtech NV ......................................................          5,899           174,267
    *ING Groep NV ...................................................            213             1,836
    *ING Groep NV Sponsored ADR .....................................        263,004         2,272,355
    *Kardan NV ......................................................          6,911            21,899
     KAS Bank NV ....................................................          1,462            17,987
     Kendrion NV ....................................................            813            20,745
     Koninklijke Ahold NV ...........................................         68,732           878,145
     Koninklijke Ahold NV ADR .......................................            400             5,100
     Koninklijke Bam Groep NV .......................................         41,304           171,570
     Koninklijke Boskalis Westminster NV ............................         12,693           443,654
     Koninklijke DSM NV .............................................         18,525           947,959
     Koninklijke KPN NV .............................................         12,546           164,264
     Koninklijke Philips Electronics NV .............................         11,373           236,748
     Koninklijke Ten Cate NV ........................................          6,634           227,740
     Koninklijke Vopak NV ...........................................          6,788           349,867
    *Koninklijke Wessanen NV ........................................         11,276            56,288
     Macintosh Retail Group NV ......................................            861            13,759
     Mediq NV .......................................................          9,600           152,354
     Nutreco NV .....................................................          3,581           237,919
    *Ordina NV ......................................................         14,194            25,531
     Philips Electronics NV ADR .....................................         64,725         1,349,516
     PostNL NV ......................................................         37,839           191,594


                                      1057

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NETHERLANDS -- (Continued)
    *Punch Graphix NV ...............................................          4,099   $        15,900
     Randstad Holdings NV ...........................................         13,545           480,882
     Reed Elsevier NV ...............................................          1,201            14,748
     Reed Elsevier NV ADR ...........................................          4,200           103,194
     SBM Offshore NV ................................................         24,011           527,579
     Sligro Food Group NV ...........................................          1,499            49,066
    *SNS Reaal Groep NV .............................................         26,230            73,115
     Telegraaf Media Groep NV .......................................          4,962            68,194
     TKH Group NV ...................................................          5,947           146,628
     TNT Express NV .................................................         37,839           321,047
   #*TomTom NV ......................................................         20,937           104,452
     Unilever NV ....................................................          2,976           102,742
     Unilever NV ADR ................................................         11,120           383,974
     Unit 4 NV ......................................................          3,049            86,336
     USG People NV ..................................................         12,296           108,907
    *Wavin NV .......................................................          6,848            50,703
     Wolters Kluwer NV ..............................................         17,752           313,233
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                       17,344,594
                                                                                       ---------------
NEW ZEALAND -- (0.2%)
     Air New Zealand, Ltd. ..........................................         58,896            49,775
     Auckland International Airport, Ltd. ...........................        147,375           278,261
     Contact Energy, Ltd. ...........................................         62,730           282,665
    *Fisher & Paykel Appliances Holdings, Ltd. ......................         88,382            32,248
     Fisher & Paykel Healthcare Corp., Ltd. .........................         40,070            74,529
     Fletcher Building, Ltd. ........................................         45,900           244,759
     Freightways, Ltd. ..............................................          6,435            17,588
     Infratil, Ltd. .................................................         73,154           108,914
     Mainfreight, Ltd. ..............................................         14,201           111,245
     New Zealand Oil & Gas, Ltd. ....................................         58,704            32,955
     New Zealand Refining Co., Ltd. .................................          6,367            16,312
     Nuplex Industries, Ltd. ........................................         35,972            75,486
     Port of Tauranga, Ltd. .........................................         20,130           157,553
    *Pyne Gould Guinness, Ltd. ......................................          8,757             2,890
    *Rakon, Ltd. ....................................................         12,355             6,858
     Ryman Healthcare, Ltd. .........................................         48,303           105,266
     Sanford, Ltd. ..................................................         12,229            46,984
     Sky City Entertainment Group, Ltd. .............................         46,065           131,060
     Sky Network Television, Ltd. ...................................         17,716            78,429
     Telecom Corp. of New Zealand, Ltd. Sponsored ADR ...............         10,939           112,015
     Tower, Ltd. ....................................................         55,588            61,133
    *TrustPower, Ltd. ...............................................         13,045            76,353
     Vector, Ltd. ...................................................         28,655            59,778
     Warehouse Group, Ltd. ..........................................         19,445            52,880
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                        2,215,936
                                                                                       ---------------
NORWAY -- (0.7%)
     ABG Sundal Collier Holding ASA .................................         35,072            25,247
     Acta Holding ASA ...............................................        104,861            27,959
     Aker ASA Series A ..............................................          4,270           121,215
    *Aker Kvaerner ASA ..............................................         17,200           197,744
     Aktiv Kapital ASA ..............................................          5,796            32,122
    *Algeta ASA .....................................................            999            34,805
    *Archer, Ltd. ASA ...............................................         29,075           122,251
     Atea ASA .......................................................         11,808           104,235
     Austevoll Seafood ASA ..........................................         14,511            57,168
     Bonheur ASA ....................................................          1,918            42,630
     BW Offshore, Ltd. ASA ..........................................         67,448           125,893
     BWG Homes ASA ..................................................         12,144            27,842
    *Cermaq ASA .....................................................          9,312           103,288
    *Copeinca ASA ...................................................          2,400            15,487


                                      1058

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NORWAY -- (Continued)
    *Deep Sea Supply P.L.C. .........................................         23,563   $        33,904
   #*Det Norske Oljeselskap ASA .....................................          4,455            66,174
     DnB NOR ASA Series A ...........................................         56,056           648,399
    *DNO International ASA ..........................................        107,000           125,104
    *Dockwise, Ltd. .................................................          2,027            33,020
    *DOF ASA ........................................................          9,400            44,462
    *EDB ErgoGroup ASA ..............................................          1,921             3,622
     Ekornes ASA ....................................................          2,800            57,071
    *Electromagnetic GeoServices ASA ................................         22,157            54,267
    *Eltek ASA ......................................................         90,615            51,851
     Farstad Shipping ASA ...........................................          1,069            29,242
     Fred Olsen Energy ASA ..........................................          1,987            66,654
    *Frontline, Ltd. ASA ............................................            640             3,257
     Ganger Rolf ASA ................................................          2,050            40,003
     Golar LNG, Ltd. (7139695) ......................................            500            19,967
     Golar LNG, Ltd. (G9456A100) ....................................          2,507           101,358
     Golden Ocean Group, Ltd. .......................................         57,922            44,638
    *Hurtigruten ASA ................................................         16,142             9,476
    *Kongsberg Automotive Holding ASA ...............................        118,714            42,795
     Kongsberg Gruppen ASA ..........................................          2,160            46,300
    *Kvaerner ASA ...................................................         17,200            33,139
     Leroey Seafood Group ASA .......................................          2,615            40,464
     Marine Harvest ASA .............................................        327,880           146,134
    #Nordic Semiconductor ASA .......................................         18,887            46,942
     Norsk Hydro ASA ................................................        113,626           588,584
     Norsk Hydro ASA Sponsored ADR ..................................            800             4,160
   #*Norske Skogindustrier ASA Series A .............................         49,653            27,948
     Northern Offshore, Ltd. ........................................         17,133            33,364
    *Norwegian Air Shuttle ASA ......................................          5,579            73,005
   #*Norwegian Energy Co. ...........................................         35,128            37,673
    *Odfjell ASA Series A ...........................................          2,716            17,339
    *Opera Software ASA .............................................          7,998            35,992
     Orkla ASA ......................................................         78,409           679,751
    *Petroleum Geo-Services ASA .....................................         20,682           224,705
    *Pronova BioPharma ASA ..........................................         17,851            16,043
     Prosafe ASA ....................................................          7,400            55,935
   #*Renewable Energy Corp. ASA .....................................         58,378            56,289
     Salmar ASA .....................................................            302             1,833
     Schibsted ASA ..................................................          3,700            96,237
     SeaDrill, Ltd. ASA .............................................         11,860           389,471
    *Siem Offshore, Inc. ASA ........................................         31,899            52,495
     Solstad Offshore ASA ...........................................            399             5,938
    *Songa Offshore SE ..............................................         32,356           129,486
     SpareBanken 1 SMN ..............................................          9,575            76,070
     StatoilHydro ASA ...............................................          3,700            93,884
     StatoilHydro ASA Sponsored ADR .................................         17,900           455,197
     Stolt-Nielsen, Ltd. ............................................          1,542            30,495
     Storebrand ASA .................................................         52,200           318,914
    *Subsea 7 SA ....................................................         17,989           387,901
     Telenor ASA ....................................................         17,451           310,850
     TGS Nopec Geophysical Co. ASA ..................................          4,512           102,209
     Tomra Systems ASA ..............................................         16,200           118,787
     Veidekke ASA ...................................................          6,564            45,186
     Wilh Wilhelmsen Holding ASA ....................................          4,070            98,467
     Yara International ASA .........................................          6,362           300,855
                                                                                       ---------------
TOTAL NORWAY ........................................................                        7,691,192
                                                                                       ---------------
PERU -- (0.0%)
     Cia de Minas Buenaventura S.A. ADR .............................          1,800            73,674
     Credicorp, Ltd. ................................................          2,486           270,427
                                                                                       ---------------
TOTAL PERU ..........................................................                          344,101
                                                                                       ---------------


                                      1059

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
PHILIPPINES -- (0.3%)
     Aboitiz Equity Ventures, Inc. ..................................         96,000   $        91,633
     Aboitiz Power Corp. ............................................        270,000           186,244
     Alliance Global Group, Inc. ....................................        379,600            92,939
     Ayala Corp. Series A ...........................................         38,240           273,012
     Ayala Land, Inc. ...............................................        354,100           132,735
     Banco de Oro Unibank, Inc. .....................................        167,050           218,254
     Bank of the Philippine Islands .................................        188,703           254,832
     China Banking Corp. ............................................          6,188            57,404
    *DMCI Holdings, Inc. ............................................         55,200            49,815
     Energy Development Corp. .......................................        404,000            57,320
     Filinvest Development Corp. ....................................        158,466            14,349
     Filinvest Land, Inc. ...........................................      3,564,000            94,938
    *First Gen Corp. ................................................         45,000            14,585
     First Philippines Holdings Corp. ...............................         75,400            91,707
    *Globe Telecom, Inc. ............................................          4,040            85,569
    *International Container Terminal Services, Inc. ................         73,260            94,583
     Jollibee Foods Corp. ...........................................         30,800            65,171
     Lopez Holdings Corp. ...........................................        511,000            56,005
     Manila Electric Co. ............................................          2,690            15,162
     Manila Water Co., Inc. .........................................        100,000            45,363
     Megaworld Corp. ................................................      1,959,000            85,043
     Metro Bank & Trust Co. .........................................        185,075           306,035
     Metro Pacific Investments Corp. ................................      1,038,000            78,939
    *Pepsi-Cola Products Philippines, Inc. ..........................         80,000             3,834
     Philippine Long Distance Telephone Co. Sponsored ADR ...........          1,000            55,540
    *Philippine National Bank .......................................         48,400            61,161
     Rizal Commercial Banking Corp. .................................         71,000            52,000
     Robinson's Land Corp. Series B .................................        315,000            91,209
     San Miguel Corp. ...............................................         50,790           135,426
     Security Bank Corp. ............................................         86,520           175,756
     Semirara Mining Corp. ..........................................         11,880            58,950
     SM Investments Corp. ...........................................          8,040           104,122
     SM Prime Holdings, Inc. ........................................        237,500            71,970
     Southeast Asia Cement Holdings, Inc. ...........................      1,009,000            34,069
     Union Bank of Philippines ......................................         42,900            61,125
     Universal Robina Corp. .........................................        140,000           153,637
     Vista Land & Lifescapes, Inc. ..................................        458,000            31,988
                                                                                       ---------------
TOTAL PHILIPPINES ...................................................                        3,552,424
                                                                                       ---------------
POLAND -- (0.4%)
     Agora SA .......................................................          9,107            42,117
    *AmRest Holdings SE .............................................          2,020            42,717
     Asseco Poland SA ...............................................         17,255           269,713
     Bank Handlowy w Warszawie SA ...................................          5,363           126,178
     Bank Millennium SA .............................................         87,752           121,390
     Bank Pekao SA ..................................................          1,980            91,675
    *Bioton SA ......................................................        980,519            24,718
    *Boryszew SA ....................................................         64,660            16,394
    *BRE Bank SA ....................................................          1,468           125,975
     Budimex SA .....................................................          1,885            47,255
    *Cersanit-Krasnystaw SA .........................................         22,410            31,745
    *Ciech SA .......................................................         10,050            43,230
    *Dom Maklerski IDM SA ...........................................         40,000            20,134
    *Echo Investment SA .............................................         73,042            85,424
     Emperia Holding SA .............................................          2,574            91,171
     Enea SA ........................................................         17,336           103,343
     Eurocash SA ....................................................         12,021            96,100
    *Farmacol SA ....................................................          2,588            18,741
    *Getin Holding SA ...............................................         67,301           179,814
     Grupa Kety SA ..................................................          1,179            39,336
    *Grupa Lotos SA .................................................         12,797           114,882


                                      1060

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
POLAND -- (Continued)
     Impexmetal SA ..................................................         16,373   $        19,037
     ING Bank Slaski SA .............................................            360            87,413
    *Inter Cars SA ..................................................          1,521            40,056
    *Kernel Holding SA ..............................................          4,302            92,632
     KGHM Polska Miedz SA ...........................................          7,636           368,661
    *Kopex SA .......................................................          7,393            42,329
     Kredyt Bank SA .................................................          3,810            17,345
    *LC Corp. SA ....................................................         51,834            17,516
     LPP SA .........................................................             54            34,953
    *Lubelski Wegiel Bogdanka SA ....................................          3,632           124,119
    *Mondi Packaging Paper Swiecie SA ...............................          1,538            35,016
    *Netia Holdings SA ..............................................         44,323            75,371
     NG2 SA .........................................................          1,963            27,052
    *Orbis SA .......................................................          4,643            59,291
     PBG SA .........................................................            323             8,796
    *Petrolinvest SA ................................................         12,525            11,853
     PGE SA .........................................................         44,892           276,159
     Polimex-Mostostal SA ...........................................         51,936            26,358
     Polska Grupa Farmaceutyczna SA .................................          1,918            19,412
    *Polski Koncern Naftowy Orlen SA ................................         37,701           465,537
     Polskie Gornictwo Naftowe I Gazownictwo SA .....................         73,242            90,981
     Powszechna Kasa Oszczednosci Bank Polski SA ....................          9,285           105,603
    *Powszechny Zaklad Ubezpieczen SA ...............................            934            98,918
    *Sygnity SA .....................................................          4,962            28,497
     Synthos SA .....................................................        105,358           139,662
     Telekomunikacja Polska SA ......................................         18,547            98,350
     TVN SA .........................................................          5,494            21,936
     Zaklady Azotowe Pulawy SA ......................................          1,298            38,761
    *Zaklady Azotowe w Tarnowie-Moscicach SA ........................          9,993            96,284
                                                                                       ---------------
TOTAL POLAND ........................................................                        4,299,950
                                                                                       ---------------
PORTUGAL -- (0.3%)
     Altri SGPS SA ..................................................         25,236            41,208
   #*Banco BPI SA ...................................................         63,549            43,394
   #*Banco Comercial Portugues SA ...................................        589,005           124,616
    #Banco Espirito Santo SA ........................................         97,948           210,173
    *Banif SGPS SA ..................................................         16,816             7,362
    *Brisa SA .......................................................         20,337            69,218
     Cimpor Cimentos de Portugal SA .................................         36,874           272,640
    *EDP Renovaveis SA ..............................................         42,030           251,075
     Energias de Portugal SA ........................................         69,026           216,846
     Energias de Portugal SA Sponsored ADR ..........................            100             3,169
     Galp Energia SGPS SA Series B ..................................         17,799           366,051
     Jeronimo Martins SGPS SA .......................................         17,915           307,203
     Mota-Engil SGPS SA .............................................         17,204            24,495
     Portucel-Empresa Produtora de Pasta de Papel SA ................         30,214            75,817
     Portugal Telecom SA ............................................         60,195           430,466
     Redes Energeticas Nacionais SA .................................         22,246            64,351
     Sociedade de Investimento e Gestao SGPS SA .....................          8,593            64,690
    *Sonae Industria SGPS SA ........................................         24,422            25,799
     Sonae SGPS SA ..................................................        123,615            89,003
     Sonaecom SGPS SA ...............................................         28,627            51,125
     Teixeira Duarte SA .............................................         10,538             2,899
     Zon Multimedia Servicos de Telecomunicacoes e Multimedia
        SGPS SA .....................................................         21,828            67,964
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                        2,809,564
                                                                                       ---------------
RUSSIA -- (0.7%)
    *Evraz Group SA GDR .............................................          4,653            82,422
     Federal Hydrogenerating Co. ADR ................................        213,796           802,444
     Gazprom OAO Sponsored ADR ......................................        275,506         3,193,765
     Gazpromneft JSC Sponsored ADR ..................................          9,429           196,374


                                      1061

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
RUSSIA -- (Continued)
     Globaltrans Investment P.L.C. Sponsored GDR ....................          6,179   $        94,527
    *Integra Group Holdings GDR .....................................          3,200             6,051
     Lukoil OAO Sponsored ADR .......................................         15,449           894,824
     Magnitogorsk Iron & Steel Works Sponsored GDR ..................         17,308           106,423
    *Mechel Sponsored ADR ...........................................          9,557           125,579
     MMC Norilsk Nickel JSC ADR .....................................          7,300           142,356
     Novolipetsk Steel OJSC GDR .....................................          1,400            37,900
    *PIK Group GDR ..................................................         13,885            40,942
    *Polymetal JSC GDR ..............................................          4,300            69,740
     Rosneft Oil Co. GDR ............................................         22,100           156,592
     Severstal OAO GDR ..............................................         16,400           239,527
     Surgutneftegas Sponsonsored ADR ................................         54,700           469,075
     Tatneft Sponsored ADR ..........................................         19,500           575,989
     TMK OAO GDR ....................................................          5,886            75,753
     Uralkali OJSC ..................................................          5,600           241,314
     VimpelCom, Ltd. Sponsored ADR ..................................          8,972            98,513
     VTB Bank OJSC GDR ..............................................         10,880            52,003
    *X5 Retail Group NV GDR .........................................          1,681            50,379
                                                                                       ---------------
TOTAL RUSSIA ........................................................                        7,752,492
                                                                                       ---------------
SINGAPORE -- (1.1%)
    *Abterra, Ltd. ..................................................         32,000            21,000
     Asia Pacific Breweries, Ltd. ...................................          2,000            39,618
     ASL Marine Holdings, Ltd. ......................................         32,200            13,649
     AusGroup, Ltd. .................................................         64,000            18,758
     Banyan Tree Holdings, Ltd. .....................................         54,000            33,728
     Beng Kuang Marine, Ltd. ........................................         99,000            12,096
    *Biosensors International Group, Ltd. ...........................         27,000            30,099
     Bonvests Holdings, Ltd. ........................................         22,000            16,524
     Boustead Singapore, Ltd. .......................................         50,000            32,657
     Breadtalk Group, Ltd. ..........................................         27,000            11,014
     Bukit Sembawang Estates, Ltd. ..................................         17,000            52,640
    *Bund Center Investment, Ltd. ...................................        259,000            33,710
     Cape P.L.C. ....................................................         10,501            81,282
     CapitaLand, Ltd. ...............................................        184,500           397,495
     CapitaMalls Asia, Ltd. .........................................        127,000           136,844
     Cerebos Pacific, Ltd. ..........................................         10,000            38,094
     CH Offshore, Ltd. ..............................................         60,000            19,409
     China Aviation Oil Singapore Corp., Ltd. .......................         28,000            21,200
     China Merchants Holdings Pacific, Ltd. .........................          4,000             1,838
     China Sunsine Chemical Holdings, Ltd. ..........................         30,000             5,710
     China XLX Fertiliser, Ltd. .....................................         83,000            20,452
     Chip Eng Seng Corp., Ltd. ......................................         79,000            23,381
    #City Developments, Ltd. ........................................         57,000           491,548
     ComfortDelGro Corp., Ltd. ......................................         90,000            99,726
    #Cosco Corp Singapore, Ltd. .....................................        146,000           116,822
     Creative Technology, Ltd. ......................................         16,100            35,034
     CSC Holdings, Ltd. .............................................         97,000             7,726
     CSE Global, Ltd. ...............................................         59,000            39,283
     CWT, Ltd. ......................................................         40,000            33,134
     DBS Group Holdings, Ltd. .......................................        103,085         1,006,911
    *Delong Holdings, Ltd. ..........................................          9,000             2,345
     Ezion Holdings, Ltd. ...........................................         44,000            20,190
    #Ezra Holdings, Ltd. ............................................         84,200            64,747
     F.J. Benjamin Holdings, Ltd. ...................................         34,000             9,402
    #First Resources, Ltd. ..........................................        104,000           116,440
    *Fragrance Group, Ltd. ..........................................         73,000            18,680
     Fraser & Neave, Ltd. ...........................................        125,000           608,805
   #*Gallant Venture, Ltd. ..........................................        119,000            27,587
   #*Genting Singapore P.L.C. .......................................         35,000            47,823
    *GMG Global, Ltd. ...............................................        193,000            35,767


                                      1062

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Golden Agri-Resources, Ltd. ....................................        665,000   $       340,429
     Goodpack, Ltd. .................................................         40,000            53,311
     Great Eastern Holdings, Ltd. ...................................          2,000            20,656
   #*GuocoLand, Ltd. ................................................         69,666           104,793
    *GuocoLeisure, Ltd. .............................................         75,000            36,060
     Guthrie GTS, Ltd. ..............................................         82,000            31,072
    *Healthway Medical Corp., Ltd. ..................................         74,000             5,103
     Hi-P International, Ltd. .......................................        152,000            69,090
     Ho Bee Investment, Ltd. ........................................        102,000           103,529
    *Hong Fok Corp., Ltd. ...........................................         91,000            30,861
     Hong Leong Asia, Ltd. ..........................................         42,000            65,208
     Hotel Grand Central, Ltd. ......................................         31,677            18,027
     Hotel Properties, Ltd. .........................................         25,000            39,955
     HTL International Holdings, Ltd. ...............................         66,000            17,411
     Hyflux, Ltd. ...................................................         73,000            82,901
   #*Indofood Agri Resources, Ltd. ..................................         81,000            88,047
     InnoTek, Ltd. ..................................................         46,000            13,594
     Jardine Cycle & Carriage, Ltd. .................................          5,000           179,740
    *Jaya Holdings, Ltd. ............................................         54,000            20,499
    *JES International Holdings, Ltd. ...............................        171,000            24,198
     K1 Ventures, Ltd. ..............................................         42,000             3,450
     Keppel Corp., Ltd. .............................................         33,000           247,042
     Keppel Land, Ltd. ..............................................         85,000           187,524
     Keppel Telecommunications & Transportation, Ltd. ...............         10,000             9,529
     K-Green Trust, Ltd. ............................................          6,000             4,260
     Lee Kim Tah Holdings, Ltd. .....................................         18,000             8,161
     M1, Ltd. .......................................................         31,000            60,543
   #*Manhattan Resources, Ltd. ......................................         32,000            25,341
    *Marco Polo Marine, Ltd. ........................................         72,000            21,071
     Metro Holdings, Ltd. ...........................................         91,200            47,782
    *Miclyn Express Offshore, Ltd. ..................................          3,452             6,421
    #Midas Holdings, Ltd. ...........................................        187,000            60,660
    #Neptune Orient Lines, Ltd. .....................................        170,000           152,464
     Novo Group, Ltd. ...............................................         31,750             5,314
     NSL, Ltd. ......................................................         12,000            12,003
   #*Oceanus Group, Ltd. ............................................        231,000            20,186
     OKP Holdings, Ltd. .............................................         71,000            31,466
    #Olam International, Ltd. .......................................         69,000           138,214
     Orchard Parade Holdings, Ltd. ..................................         32,000            36,350
     Otto Marine, Ltd. ..............................................        107,000            11,302
    #Oversea-Chinese Banking Corp., Ltd. ............................        102,296           684,868
    #Overseas Union Enterprise, Ltd. ................................         63,000           115,659
     Pan Pacific Hotels Group, Ltd. .................................         49,000            72,985
     Petra Foods, Ltd. ..............................................          2,000             2,703
     QAF, Ltd. ......................................................          9,000             4,276
    #Raffles Education Corp., Ltd. ..................................        116,975            40,943
     Raffles Medical Group, Ltd. ....................................         12,000            21,343
     Rotary Engineering, Ltd. .......................................         55,000            27,849
    *S i2i, Ltd. ....................................................        468,000            21,546
     Sakari Resources, Ltd. .........................................         19,000            35,492
     SATS, Ltd. .....................................................         79,870           155,619
     SBS Transit, Ltd. ..............................................         11,500            16,088
     SC Global Developments, Ltd. ...................................         41,000            37,045
     SembCorp Industries, Ltd. ......................................         65,000           214,299
    #SembCorp Marine, Ltd. ..........................................         16,000            53,068
    *SIA Engineering Co., Ltd. ......................................         10,000            29,231
    *Sinarmas Land, Ltd. ............................................        259,000            42,432
     Singapore Airlines, Ltd. .......................................         31,000           287,239
     Singapore Exchange, Ltd. .......................................         18,000            96,061
     Singapore Land, Ltd. ...........................................         29,000           135,132
     Singapore Post, Ltd. ...........................................         50,000            40,715


                                      1063

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Singapore Press Holdings, Ltd. .................................         46,000   $       142,354
    #Singapore Technologies Engineering, Ltd. .......................         34,000            76,167
     Singapore Telecommunications, Ltd. .............................        209,000           528,417
     Sinostar PEC Holdings, Ltd. ....................................         23,000             2,171
     SMRT Corp., Ltd. ...............................................         69,000           101,038
     Sound Global, Ltd. .............................................         64,000            28,146
     Stamford Land Corp., Ltd. ......................................         86,000            39,422
     StarHub, Ltd. ..................................................         22,000            49,241
     Sunningdale Tech, Ltd. .........................................         65,000             5,022
     Sunvic Chemical Holdings, Ltd. .................................         69,000            30,590
    #Super Group, Ltd. ..............................................         84,000            99,931
    *Swiber Holdings, Ltd. ..........................................         48,000            22,644
     Tat Hong Holdings, Ltd. ........................................         53,000            28,114
   #*Tiger Airways Holdings, Ltd. ...................................         48,000            29,179
    *Transcu Group, Ltd. ............................................        108,000             4,303
     Tuan Sing Holdings, Ltd. .......................................         61,000            14,159
     UMS Holdings, Ltd. .............................................         56,000            14,977
     United Engineers, Ltd. .........................................         33,000            49,112
    #United Envirotech, Ltd. ........................................         26,000             7,178
     United Industrial Corp., Ltd. ..................................        113,000           242,257
     United Overseas Bank, Ltd. .....................................         70,190           951,955
     UOB-Kay Hian Holdings, Ltd. ....................................         68,000            83,095
     UOL Group, Ltd. ................................................         87,000           307,566
     Venture Corp., Ltd. ............................................         47,000           250,670
     WBL Corp., Ltd. ................................................         16,000            39,946
    #Wee Hur Holdings, Ltd. .........................................        112,500            24,882
     Wheelock Properties, Ltd. ......................................         40,000            50,919
     Wilmar International, Ltd. .....................................         34,000           146,806
     Wing Tai Holdings, Ltd. ........................................         98,000            99,412
     Yangzijiang Shipbuilding Holdings, Ltd. ........................         84,000            62,217
    #Yanlord Land Group, Ltd. .......................................         71,000            57,616
     Yongnam Holdings, Ltd. .........................................        153,000            28,399
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                       12,029,233
                                                                                       ---------------
SOUTH AFRICA -- (1.9%)
     ABSA Group, Ltd. ...............................................         32,573           584,302
     Acucap Properties, Ltd. ........................................         12,314            60,165
     Adcock Ingram Holdings, Ltd. ...................................         17,790           139,575
     Adcorp Holdings, Ltd. ..........................................         10,635            34,740
     Advtech, Ltd. ..................................................         35,787            26,530
     AECI, Ltd. .....................................................         21,114           202,449
     Afgri, Ltd. ....................................................        106,485            69,735
     African Bank Investments, Ltd. .................................        103,470           447,853
     African Oxygen, Ltd. ...........................................         18,017            37,747
     African Rainbow Minerals, Ltd. .................................         11,320           259,929
     Allied Electronics Corp., Ltd. .................................          8,984            26,801
     Allied Technologies, Ltd. ......................................          9,221            61,946
     Anglo American Platinum Corp., Ltd. ............................            696            50,462
     AngloGold Ashanti, Ltd. ........................................          2,804           128,729
     AngloGold Ashanti, Ltd. Sponsored ADR ..........................            500            22,605
     ArcelorMittal South Africa, Ltd. ...............................         31,746           271,247
     Aspen Pharmacare Holdings, Ltd. ................................         16,002           189,652
     Assore, Ltd. ...................................................          2,548            69,570
     Astral Foods, Ltd. .............................................          6,105            92,114
     Aveng, Ltd. ....................................................         73,469           341,301
     AVI, Ltd. ......................................................         29,073           127,251
     Avusa, Ltd. ....................................................          4,146            11,983
     Barloworld, Ltd. ...............................................         37,313           306,832
     Basil Read Holdings, Ltd. ......................................         24,073            41,796
     Bidvest Group, Ltd. ............................................         11,519           228,150
     Blue Label Telecoms, Ltd. ......................................         41,700            29,567


                                      1064

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
     Brait SE .......................................................         89,448   $       213,458
     Business Connexion Group, Ltd. .................................         66,747            44,199
     Capitec Bank Holdings, Ltd. ....................................          7,589           173,719
     Cashbuild, Ltd. ................................................          2,360            30,500
     Caxton & CTP Publishers & Printers, Ltd. .......................          3,193             6,030
     Cipla Medpro South Africa, Ltd. ................................         86,343            72,966
     City Lodge Hotels, Ltd. ........................................          2,425            19,309
     Clicks Group, Ltd. .............................................         22,044           115,053
     Coronation Fund Managers, Ltd. .................................         19,518            55,349
     Data Tec, Ltd. .................................................         38,696           195,442
     Discovery Holdings, Ltd. .......................................         34,939           182,626
     Distell Group, Ltd. ............................................          1,845            16,630
    *Distribution & Warehousing Network, Ltd. .......................         53,514            29,663
     DRDGOLD, Ltd. ..................................................         84,168            55,979
    *EOH Holdings, Ltd. .............................................          1,500             4,296
     Eqstra Holdings, Ltd. ..........................................          8,918             8,173
    *Evraz Highveld Steel & Vanadium, Ltd. ..........................          4,215            20,056
     Exxaro Resources, Ltd. .........................................         11,753           263,190
     FirstRand, Ltd. ................................................        162,126           401,443
    *Foschini Group, Ltd. (The) .....................................         24,805           311,486
     Gold Fields, Ltd. ..............................................          4,836            83,864
     Gold Fields, Ltd. Sponsored ADR ................................         75,900         1,322,937
     Grindrod, Ltd. .................................................         77,660           147,065
     Group Five, Ltd. ...............................................         29,546            85,054
     Growthpoint Properties, Ltd. ...................................        106,596           246,341
     Harmony Gold Mining Co., Ltd. ..................................          5,445            71,216
     Harmony Gold Mining Co., Ltd. Sponsored ADR ....................         57,610           756,419
     Hudaco Industries, Ltd. ........................................          4,292            42,764
    *Hulamin, Ltd. ..................................................          9,590             8,928
     Iliad Africa, Ltd. .............................................          2,000             1,335
     Illovo Sugar, Ltd. .............................................         35,655           118,972
     Impala Platinum Holdings, Ltd. .................................         15,799           361,377
     Imperial Holdings, Ltd. ........................................         26,921           398,451
     Investec, Ltd. .................................................         23,388           143,121
     JD Group, Ltd. .................................................         28,884           161,664
     JSE, Ltd. ......................................................         17,413           153,732
     Kumba Iron Ore, Ltd. ...........................................            296            17,421
     Lewis Group, Ltd. ..............................................         22,356           212,879
     Liberty Holdings, Ltd. .........................................         24,845           253,855
    *Life Healthcare Group Holdings, Ltd. ...........................         35,165            84,319
     Massmart Holdings, Ltd. ........................................          2,482            49,609
     Mediclinic International, Ltd. .................................         50,950           223,059
     Merafe Resources, Ltd. .........................................        389,559            46,857
     Metair Investments, Ltd. .......................................          2,655             5,637
    *Metorex, Ltd. ..................................................        229,212           234,814
     MMI Holdings, Ltd. .............................................        121,835           261,427
     Mondi, Ltd. ....................................................         21,652           168,297
    *Mpact, Ltd. ....................................................         26,884            46,582
     Mr. Price Group, Ltd. ..........................................         13,969           133,943
     MTN Group, Ltd. ................................................         22,436           393,008
     Murray & Roberts Holdings, Ltd. ................................         59,524           179,082
    *Mvelaphanda Group, Ltd. ........................................        105,118            43,827
    *Mvelaserve, Ltd. ...............................................         26,315            34,786
    *Nampak, Ltd. ...................................................         71,248           199,478
     Naspers, Ltd. Series N .........................................         12,051           582,476
     Nedbank Group, Ltd. ............................................         24,096           426,312
     Network Healthcare Holdings, Ltd. ..............................         82,943           143,772
     Northam Platinum, Ltd. .........................................         21,659            84,102
    *Omnia Holdings, Ltd. ...........................................          8,455            84,264
     Palabora Mining Co., Ltd. ......................................          4,054            59,295
     Peregrine Holdings, Ltd. .......................................         49,359            66,334


                                      1065

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
     Pick'n Pay Stores, Ltd. ........................................         14,103   $        71,083
     Pioneer Foods, Ltd. ............................................         14,277           114,067
     Pretoria Portland Cement Co., Ltd. .............................         38,190           114,790
     PSG Group, Ltd. ................................................         26,811           167,344
     Rainbow Chicken, Ltd. ..........................................         20,814            40,912
     Raubex Group, Ltd. .............................................         27,230            44,564
     Resilient Property Income Fund, Ltd. ...........................         24,027           103,347
     Reunert, Ltd. ..................................................         23,260           183,761
     Sanlam, Ltd. ...................................................        191,238           713,649
     Santam, Ltd. ...................................................          4,935            88,533
    *Sappi, Ltd. ....................................................         53,505           155,682
    *Sappi, Ltd. Sponsored ADR ......................................         35,009           103,277
     Sasol, Ltd. Sponsored ADR ......................................         21,700           981,708
    *Sentula Mining, Ltd. ...........................................         48,196            13,072
     Shoprite Holdings, Ltd. ........................................          9,883           146,316
    *Spar Group, Ltd. (The) .........................................         13,033           158,906
     Standard Bank Group, Ltd. ......................................         67,702           837,946
     Stefanutti Stocks Holdings, Ltd. ...............................         21,041            30,258
     Steinhoff International Holdings, Ltd. .........................        177,259           536,012
     Sun International, Ltd. ........................................          4,923            52,943
    *Super Group, Ltd. ..............................................        591,421            64,803
     Telkom South Africa, Ltd. ......................................         35,335           135,848
     Telkom South Africa, Ltd. Sponsored ADR ........................          1,800            27,666
     Tiger Brands, Ltd. .............................................          7,439           214,321
     Tongaat-Hulett, Ltd. ...........................................         18,596           214,178
     Trencor, Ltd. ..................................................         19,453            81,711
     Truworths International, Ltd. ..................................         13,658           138,331
     Tsogo Sun Holdings, Ltd. .......................................         43,296            89,193
    *Village Main Reef, Ltd. ........................................         96,516            18,718
     Vodacom Group, Ltd. ............................................          6,820            76,986
     Vukile Property Fund, Ltd. .....................................         17,897            33,014
    *Wilson Bayly Holme-Ovcon, Ltd. .................................          8,705           118,043
     Woolworths Holdings, Ltd. ......................................         37,736           192,446
                                                                                       ---------------
TOTAL SOUTH AFRICA ..................................................                       20,284,701
                                                                                       ---------------
SOUTH KOREA -- (4.1%)
     Aekyung Petrochemical Co., Ltd. ................................          1,813            47,441
     Amorepacific Corp. .............................................            132           149,401
     Amorepacific Group .............................................            426            93,185
     Asia Cement Manufacturing Co., Ltd. ............................            360            11,262
    *Asiana Airlines, Inc. ..........................................         13,650            97,869
     Bing Grae Co., Ltd. ............................................          1,160            58,908
    *BNG Steel Co., Ltd. ............................................          2,150            27,173
    *BS Financial Group, Inc. .......................................         22,580           248,516
     Bu Kwang Pharmaceutical Co., Ltd. ..............................          3,330            53,293
    *Capro Corp. ....................................................          2,190            53,103
     Cheil Industrial, Inc. .........................................          7,166           633,008
     Cheil Worldwide, Inc. ..........................................          9,650           158,010
     Chong Kun Dang Pharmaceutical Corp. ............................          3,530            68,464
     CJ CGV Co., Ltd. ...............................................          1,710            39,444
     CJ Cheiljedang Corp. ...........................................          1,293           356,824
     CJ Corp. .......................................................          2,983           213,715
    *CJ E&M Corp. ...................................................          4,000           131,001
     Crown Confectionery Co., Ltd. ..................................             44             4,720
     Dae Han Flour Mills Co., Ltd. ..................................            349            44,760
     Dae Won Kang Up Co., Ltd. ......................................          9,910            44,329
     Daechang Co., Ltd. .............................................         10,260            11,520
     Daeduck Electronics Co., Ltd. ..................................         11,360           109,991
     Daeduck Industries Co., Ltd. ...................................          4,570            37,646
     Dae-Il Corp. ...................................................          7,510            52,540
     Daekyo Co., Ltd. ...............................................         10,840            66,159


                                      1066

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *Daelim Industrial Co., Ltd. ....................................          5,068   $       439,061
     Daesang Corp. ..................................................          4,120            51,619
     Daesang Holdings Co., Ltd. .....................................          1,170             4,019
    *Daewoo Engineering & Construction Co., Ltd. ....................         22,020           201,944
     Daewoo International Corp. .....................................          3,736           109,034
     Daewoo Securities Co., Ltd. ....................................         34,821           335,327
     Daewoo Shipbuilding & Marine Engineering Co., Ltd. .............         16,370           402,549
     Daewoong Pharmaceutical Co., Ltd. ..............................            568            16,675
     Daishin Securities Co., Ltd. ...................................          8,650            79,193
     Daou Technology, Inc. ..........................................         12,540           113,009
    *DGB Financial Group, Inc. ......................................         22,520           283,481
     Dong IL Rubber Belt Co., Ltd. ..................................          6,881            39,094
    *Dong Yang Gang Chul Co., Ltd. ..................................          8,160            19,808
     Dong-A Pharmaceutical Co., Ltd. ................................          1,457           119,201
     Dongbu Corp. ...................................................          4,590            19,691
    *Dongbu HiTek Co., Ltd. .........................................          5,940            43,268
     Dongbu Insurance Co., Ltd. .....................................          5,040           212,181
     Dongbu Securities Co., Ltd. ....................................          7,220            26,841
     Dongbu Steel Co., Ltd. .........................................          4,740            24,344
     Dong-Il Corp. ..................................................            773            36,338
     Dongil Industries Co., Ltd. ....................................            542            28,258
     Dongkuk Steel Mill Co., Ltd. ...................................          9,210           213,300
     Dongwha Pharm Co., Ltd. ........................................          2,640            10,619
     Dongwon F&B Co., Ltd. ..........................................            458            26,281
     Dongwon Industries Co., Ltd. ...................................            550            81,652
     Dongyang Mechatronics Corp. ....................................          3,090            40,326
     Doosan Construction & Engineering Co., Ltd. ....................          7,860            27,523
     Doosan Corp. ...................................................          2,164           273,636
     Doosan Heavy Industries & Construction Co., Ltd. ...............          5,594           297,342
    *Doosan Infracore Co., Ltd. .....................................          7,840           134,075
     E1 Corp. .......................................................            357            16,317
    *E-Mart Co., Ltd. ...............................................            520           135,842
    *Eugene Investment & Securities Co., Ltd. .......................          6,878            20,733
     Fursys, Inc. ...................................................          2,447            61,195
     Global & Yuasa Battery Co., Ltd. ...............................          2,050            71,605
    *Green Cross Corp. ..............................................            291            44,993
     Green Cross Holdings Corp. .....................................          4,000            61,309
     GS Engineering & Construction Corp. ............................          5,266           457,958
    *GS Global Corp. ................................................          2,780            30,052
     GS Holdings Corp. ..............................................          9,349           538,518
     Halla Climate Control Corp. ....................................          4,010            84,822
     Halla Engineering & Construction Corp. .........................          3,187            41,269
     Han Kuk Carbon Co., Ltd. .......................................          3,120            13,001
     Han Yang Securities Co., Ltd. ..................................          1,630             9,083
     Hana Financial Group, Inc. .....................................         22,460           802,347
     Handsome Co., Ltd. .............................................          3,640            88,720
     Hanil Cement Co., Ltd. .........................................            445            16,984
     Hanil E-Wha Co., Ltd. ..........................................          4,890            44,756
    *Hanjin Heavy Industries & Construction Co., Ltd. ...............          4,989            88,288
     Hanjin Heavy Industries & Construction Holdings Co., Ltd. ......          1,540            10,735
     Hanjin Shipping Co., Ltd. ......................................          9,159            90,091
     Hanjin Shipping Holdings Co., Ltd. .............................          1,551            12,006
     Hanjin Transportation Co., Ltd. ................................          1,530            33,851
     Hankook Tire Manufacturing Co., Ltd. ...........................         14,050           560,794
    *Hanmi Pharm Co., Ltd. ..........................................            483            28,473
     Hansol Chemical Co., Ltd. ......................................          1,170            17,186
     Hansol Paper Co., Ltd. .........................................          4,560            34,069
     Hansol Technics Co., Ltd. ......................................          1,084            23,348
    *Hanwha Chemical Corp. ..........................................         15,350           399,628
    *Hanwha Corp. ...................................................          8,650           303,585
    *Hanwha General Insurance Co., Ltd. .............................          4,460            32,422


                                      1067

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------

SOUTH KOREA -- (Continued)
     Hanwha Securities Co., Ltd. ....................................          7,429   $        33,682
     Hanwha Timeworld Co., Ltd. .....................................            700            12,282
    *Hite Jinro Co., Ltd. ...........................................          3,432            78,288
    *HMC Investment Securities Co., Ltd. ............................          3,246            43,189
    *Honam Petrochemical Corp. ......................................            766           208,966
     Hotel Shilla Co., Ltd. .........................................          5,490           184,715
     HS R&A Co., Ltd. ...............................................            160             2,334
    *Huchems Fine Chemical Corp. ....................................          2,620            54,047
     Husteel Co., Ltd. ..............................................          2,170            38,476
     Hwashin Co., Ltd. ..............................................          2,050            29,435
     Hynix Semiconductor, Inc. ......................................         18,450           373,378
     Hyosung Corp. ..................................................          4,480           258,379
     Hyundai Corp. ..................................................          1,340            35,606
     Hyundai Department Store Co., Ltd. .............................          2,353           337,363
     Hyundai Development Co. ........................................         10,577           218,432
     Hyundai Elevator Co., Ltd. .....................................          1,094           177,537
     Hyundai Engineering & Construction Co., Ltd. ...................          3,548           225,759
     Hyundai Glovis Co., Ltd. .......................................            440            82,416
     Hyundai Greenfood Co., Ltd. ....................................         11,600           156,019
     Hyundai Heavy Industries Co., Ltd. .............................          1,611           430,401
    *Hyundai Hysco Co., Ltd. ........................................          4,930           190,837
    *Hyundai Marine & Fire Insurance Co., Ltd. ......................          7,680           222,381
     Hyundai Merchant Marine Co., Ltd. ..............................          5,081           131,201
     Hyundai Mipo Dockyard Co., Ltd. ................................          2,122           230,606
     Hyundai Mobis ..................................................          1,684           481,946
     Hyundai Motor Co., Ltd. ........................................          6,212         1,251,025
     Hyundai Securities Co. .........................................         21,890           188,379
     Hyundai Steel Co. ..............................................          6,010           545,376
     Il Yang Pharmaceutical Co., Ltd. ...............................          2,042            62,300
     Iljin Electric Co., Ltd. .......................................          5,010            23,609
     Ilshin Spinning Co., Ltd. ......................................            271            20,946
     Ilsung Pharmaceutical Co., Ltd. ................................            146             9,450
     Industrial Bank of Korea, Ltd. .................................         18,020           236,572
     ISU Chemical Co., Ltd. .........................................          1,590            38,611
     IsuPetasys Co., Ltd. ...........................................         14,830            75,081
     Jahwa Electronics Co., Ltd. ....................................          2,450            21,700
     Jeil Pharmaceutical Co. ........................................          1,820            19,251
     Jeonbuk Bank, Ltd. .............................................         11,880            53,722
     JW Pharmaceutical Corp. ........................................          2,667            40,870
     Kangwon Land, Inc. .............................................          8,480           226,063
    *KB Financial Group, Inc. ADR ...................................         17,812           695,559
     KC Tech Co., Ltd. ..............................................          4,324            19,892
     KCC Corp. ......................................................            860           208,459
    *KEPCO Engineering & Construction Co., Inc. .....................          1,061            61,046
     Kia Motors Corp. ...............................................          4,964           318,251
     KISCO Corp. ....................................................            222             4,790
     Kishin Corp. ...................................................          5,120            21,466
     KISWIRE, Ltd. ..................................................          1,872            74,222
     KIWOOM Securities Co., Ltd. ....................................          1,524            80,677
     Kolon Corp. ....................................................            691            15,482
    *Kolon Engineering & Construction Co., Ltd. .....................          5,710            24,850
     Kolon Industries, Inc. .........................................          3,274           209,319
    *Korea Electric Power Corp. Sponsored ADR .......................          7,600            83,828
     Korea Electric Terminal Co., Ltd. ..............................          1,750            34,743
     Korea Exchange Bank ............................................         48,014           355,410
    *Korea Express Co., Ltd. ........................................          1,607           109,584
     Korea Gas Corp. ................................................          3,277           110,648
     Korea Investment Holdings Co., Ltd. ............................          7,560           251,123
    *Korea Komho Petrochemical Co., Ltd. ............................            931           157,781
    *Korea Life Insurance Co., Ltd. .................................         31,047           173,448
    *Korea Line Corp. ...............................................          1,607            10,876


                                      1068

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     Korea Petrochemical Industrial Co., Ltd. .......................            322   $        26,688
     Korea Reinsurance Co., Ltd. ....................................          9,435           126,896
     Korea Zinc Co., Ltd. ...........................................            844           247,383
    *Korean Air Co., Ltd. ...........................................          5,532           245,640
     Korean Air Terminal Service Co., Ltd. ..........................            360            10,515
     KP Chemical Corp. ..............................................          8,350           117,789
    #KT Corp. Sponsored ADR .........................................          5,400            90,072
     KT&G Corp. .....................................................         10,257           641,637
    *KTB Investment & Securities Co., Ltd. ..........................         12,690            25,372
     Kukdo Chemical Co., Ltd. .......................................            740            28,268
    *Kumho Industrial Co., Ltd. .....................................            962             6,779
    *Kumho Tire Co., Inc. ...........................................          3,913            38,911
     Kwang Dong Pharmaceutical Co., Ltd. ............................         15,340            45,806
     Kyeryong Construction Industrial Co., Ltd. .....................             70               923
     Kyobo Securities Co., Ltd. .....................................          5,430            23,782
     LG Chemical, Ltd. ..............................................            757           244,273
     LG Corp. .......................................................          9,600           561,824
     LG Display Co., Ltd. ADR .......................................         83,785           842,877
     LG Electronics, Inc. ...........................................         10,164           672,877
     LG Fashion Corp. ...............................................          2,740           110,307
    *LG Hausys, Ltd. ................................................          1,425           101,932
     LG Household & Healthcare Co., Ltd. ............................            408           184,268
    *LG Innotek Co., Ltd. ...........................................          1,801           118,814
     LG International Corp. .........................................          4,010           177,047
    *LG Life Sciences, Ltd. .........................................          1,620            56,243
     LG Uplus Corp. .................................................         41,370           246,375
     LIG Insurance Co., Ltd. ........................................          5,980           127,297
     Lotte Chilsung Beverage Co., Ltd. ..............................            133           149,315
     Lotte Confectionary Co., Ltd. ..................................            143           223,605
     Lotte Midopa Co., Ltd. .........................................          3,520            48,530
    *Lotte Non-Life Insurance Co., Ltd. .............................          1,660             8,942
     Lotte Sam Kang Co., Ltd. .......................................             89            26,627
     Lotte Shopping Co., Ltd. .......................................          1,012           363,210
     LS Corp. .......................................................          3,205           228,114
     LS Industrial Systems Co., Ltd. ................................          1,605            78,836
     Macquarie Korea Infrastructure Fund ............................         23,834           109,469
    *Meritz Finance Holdings Co., Ltd. ..............................          3,387             7,036
     Meritz Fire Marine Insurance Co., Ltd. .........................          7,692            72,787
     Meritz Securities Co., Ltd. ....................................         69,570            43,873
     Mirae Asset Securities Co., Ltd. ...............................          4,186           133,232
     Moorim P&P Co., Ltd. ...........................................          2,250            11,488
     Moorim Paper Co., Ltd. .........................................          1,240             3,119
     Motonic Corp. ..................................................          2,210            15,489
     Namhae Chemical Corp. ..........................................          3,350            32,723
     Namyang Dairy Products Co., Ltd. ...............................             98            69,052
     NCsoft Corp. ...................................................            850           267,217
     Nexen Corp. ....................................................            310            20,726
     NH Investment & Securities Co., Ltd. ...........................          8,621            38,574
    *NHN Corp. ......................................................            973           202,988
    *NICE Holdings Co., Ltd. ........................................             10               489
     NICE Information Service Co., Ltd. .............................             13               298
     NK Co., Ltd. ...................................................          1,680             6,424
     Nong Shim Holdings Co., Ltd. ...................................            792            35,461
     NongShim Co., Ltd. .............................................            439            86,025
     OCI Co., Ltd. ..................................................            907           186,148
    *ORION Corp. ....................................................            486           260,731
     Ottogi Corp. ...................................................            244            28,613
     Poongsan Corp. .................................................          3,720           113,162
     Poongsan Holdings Corp. ........................................            690            18,231
    *POSCO ADR ......................................................         14,800         1,271,616
     Pusan City Gas Co., Ltd. .......................................            930            15,960


                                      1069

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *RNL BIO Co., Ltd. ..............................................         11,210   $        76,337
     S&T Daewoo Co., Ltd. ...........................................            680            20,443
     S&T Dynamics Co., Ltd. .........................................          3,180            42,551
     S1 Corp. .......................................................          1,719            89,462
    *Saehan Industries, Inc. ........................................        104,600            83,503
     Saeron Automotive Corp. ........................................          3,700            13,532
     Sajo Industries Co., Ltd. ......................................            870            41,766
     Sam Kwang Glass Industrial Co., Ltd. ...........................            530            32,483
     Sambu Construction Co., Ltd. ...................................            442             2,223
     Samchully Co., Ltd. ............................................            607            52,354
     Samsung C&T Corp. ..............................................         10,751           664,730
     Samsung Electro-Mechanics Co., Ltd. ............................          7,133           540,289
     Samsung Electronics Co., Ltd. ..................................          4,072         3,505,427
     Samsung Electronics Co., Ltd. GDR ..............................            684           293,161
     Samsung Engineering Co., Ltd. ..................................            662           135,213
     Samsung Fine Chemicals Co., Ltd. ...............................          3,638           174,542
     Samsung Fire & Marine Insurance, Ltd. ..........................          1,622           344,894
     Samsung Heavy Industries Co., Ltd. .............................         21,100           643,726
     Samsung SDI Co., Ltd. ..........................................          6,703           807,440
     Samsung Securities Co., Ltd. ...................................          7,478           386,403
     Samsung Techwin Co., Ltd. ......................................          3,840           205,251
     Samyang Corp. ..................................................          1,810           132,132
     Samyang Foods Co., Ltd. ........................................            870            17,434
     Samyang Genex Co., Ltd. ........................................            218            13,433
    *SBS Media Holdings Co., Ltd. ...................................         17,020            69,492
     Seah Besteel Corp. .............................................          1,820            92,251
     SeAH Holdings Corp. ............................................            341            39,116
     SeAH Steel Corp. ...............................................            470            34,777
     Sejong Industrial Co., Ltd. ....................................          1,520            21,295
     Seowon Co., Ltd. ...............................................         17,130            67,548
    *Sewon Cellontech Co., Ltd. .....................................          9,690            35,470
     Shinhan Financial Group Co., Ltd. ..............................          4,510           179,665
     Shinhan Financial Group Co., Ltd. ADR ..........................         10,048           799,821
     Shinsegae Co., Ltd. ............................................            184            46,276
    *Shinsung Solar Energy Co., Ltd. ................................          5,880            20,798
     Sindo Ricoh Co., Ltd. ..........................................            590            26,425
     SK Chemicals Co., Ltd. .........................................          2,560           163,776
     SK Gas Co., Ltd. ...............................................            560            36,881
     SK Holdings Co., Ltd. ..........................................          4,547           605,327
     SK Innovation Co., Ltd. ........................................          2,363           355,588
    *SK Networks Co., Ltd. ..........................................         22,980           230,278
    *SK Securities Co., Ltd. ........................................         27,790            34,565
     SK Telecom Co., Ltd. ...........................................            191            25,433
     SK Telecom Co., Ltd. ADR .......................................          6,000            88,740
     SKC Co., Ltd. ..................................................          3,450           132,443
    *SL Corp. .......................................................          1,730            40,302
     S-Oil Corp. ....................................................          1,188           123,283
     Songwon Industrial Co., Ltd. ...................................          2,850            32,084
    *Ssangyong Cement Industrial Co., Ltd. ..........................          4,260            17,091
     STX Corp. ......................................................          8,910           112,804
     STX Engine Co., Ltd. ...........................................          4,720            81,577
     STX Offshore & Shipbuilding Co., Ltd. ..........................         10,280           143,242
     STX Pan Ocean Co., Ltd. ........................................         17,890           117,553
    *Sung Jin Geotec Co., Ltd. ......................................          2,900            28,931
     TaeKwang Industrial Co., Ltd. ..................................             85           113,096
     Taeyoung Engineering & Construction Co., Ltd. ..................         14,580            77,341
    *Taihan Electric Wire Co., Ltd. .................................         18,426            67,432
    *Teems, Inc. ....................................................            424             4,164
    *Tong Yang Life Insurance .......................................          5,320            63,756
     Tong Yang Securities, Inc. .....................................         13,340            55,945
     Unid Co., Ltd. .................................................          1,490            75,394


                                      1070

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     Woongjin Coway Co., Ltd. .......................................          2,960   $       101,969
    *Woongjin Holdings Co., Ltd. ....................................          8,620            52,364
    *Woongjin Thinkbig Co., Ltd. ....................................          2,400            34,468
    *Woori Finance Holdings Co., Ltd. ...............................         36,260           346,879
     Woori Finance Holdings Co., Ltd. ADR ...........................          1,200            34,680
     Woori Investment & Securities Co., Ltd. ........................         15,770           172,696
     Youlchon Chemical Co., Ltd. ....................................          1,990            14,907
     Young Poong Corp. ..............................................            198           205,232
     Youngone Corp. .................................................          8,136           185,024
     Youngone Holdings Co., Ltd. ....................................          2,034            77,888
     Yuhan Corp. ....................................................          1,428           156,833
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                       44,028,369
                                                                                       ---------------
SPAIN -- (1.8%)
     Abengoa SA .....................................................          5,851           135,927
     Abertis Infraestructuras SA ....................................         20,864           343,330
     Acciona SA .....................................................          4,337           410,105
     Acerinox SA ....................................................         18,950           250,787
     Actividades de Construccion y Servicios SA .....................          6,512           246,689
     Almirall SA ....................................................          4,936            36,725
     Antena 3 de Television SA ......................................          7,602            45,519
     Banco Bilbao Vizcaya Argentaria SA .............................        106,706           960,345
    #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR ...............        151,690         1,371,278
     Banco de Sabadell SA ...........................................        227,927           817,525
     Banco de Sabadell SA Convertible Shares ........................          7,389             6,288
    *Banco de Valencia SA ...........................................         16,039            19,576
     Banco Espanol de Credito SA ....................................         17,202           101,854
     Banco Pastor SA ................................................         20,347            95,580
     Banco Popular Espanol SA .......................................        135,228           618,973
     Banco Santander SA .............................................        319,335         2,702,807
     Banco Santander SA Sponsored ADR ...............................        165,419         1,415,987
     Bankinter SA ...................................................         49,463           301,974
    *Baron de Ley SA ................................................            336            20,239
     Bolsas y Mercados Espanoles SA .................................          8,287           237,337
     CaixaBank SA ...................................................         98,004           477,808
     Caja de Ahorros del Mediterraneo SA ............................          4,397             8,504
     Campofrio Food Group SA ........................................          6,611            56,179
    *Cementos Portland Valderrivas SA ...............................          1,311            18,152
    *Cie Automotive SA ..............................................          3,317            27,422
     Cintra Concesiones de Infraestructuras de Transporte SA ........         24,475           311,079
    *Codere SA ......................................................            996            11,391
     Construcciones y Auxiliar de Ferrocarriles SA ..................            170            90,178
    *Deoleo SA ......................................................         55,007            27,666
    *Distribuidora Internacional de Alimentacion SA .................          9,203            42,086
     Duro Felguera SA ...............................................         12,115            81,049
     Ebro Foods SA ..................................................         10,600           214,804
     Elecnor SA .....................................................          4,850            65,787
     Enagas SA ......................................................         14,599           287,068
    *Ercros SA ......................................................          9,438            11,495
     Faes Farma SA ..................................................         16,087            32,945
     Fluidra SA .....................................................          1,871             6,232
     Fomento de Construcciones y Contratas SA .......................          8,977           232,399
     Gamesa Corp Tecnologica SA .....................................         25,864           124,904
     Gas Natural SDG SA .............................................         33,472           622,175
    *Grifols SA .....................................................          8,098           150,562
     Grupo Catalana Occidente SA ....................................          5,209            95,997
     Grupo Empresarial Ence SA ......................................         29,854            88,492
     Iberdrola SA ...................................................        195,916         1,417,447
     Indra Sistemas SA ..............................................          6,589           110,407
     Industria de Diseno Textil SA ..................................          2,944           267,255
    *International Consolidated Airlines Group SA ...................         10,448            27,676


                                      1071

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SPAIN -- (Continued)
    *Jazztel P.L.C. .................................................         24,797   $       142,629
    *La Seda de Barcelona SA Series B ...............................        121,348            10,108
     Mapfre SA ......................................................         69,123           252,573
     Mediaset Espana Comunicacion SA ................................         12,473            82,544
     Melia Hotels International SA ..................................          8,245            60,446
     Miquel y Costas & Miquel SA ....................................          1,056            23,894
    *Miquel y Costas & Miquel SA Issue-11 Shares ....................            352             8,037
    *NH Hoteles SA ..................................................         15,900            77,807
     Obrascon Huarte Lain SA ........................................          5,098           142,147
     Papeles y Cartones de Europa SA ................................          9,942            39,594
     Pescanova SA ...................................................          1,666            57,386
    *Promotora de Informaciones SA Series A .........................         27,006            27,880
     Prosegur Cia de Seguridad SA ...................................            876            43,553
    *Realia Business SA .............................................         20,311            31,094
     Red Electrica Corporacion SA ...................................          4,437           213,745
     Repsol YPF SA ..................................................          1,603            48,250
     Repsol YPF SA Sponsored ADR ....................................         38,618         1,165,105
    #Sacyr Vallehermoso SA ..........................................         26,161           182,689
    *Sociedad Nacional Industrias Aplicaciones Celulosa
        Espanola SA .................................................         12,656            22,274
     Solaria Energia y Medio Ambiente SA ............................          1,461             3,007
     Tecnicas Reunidas SA ...........................................          1,387            55,809
     Telecomunicaciones y Energia SA ................................         11,185            22,755
     Telefonica SA Sponsored ADR ....................................         40,025           855,334
    *Tubacex SA .....................................................         17,942            47,230
    *Tubos Reunidos SA ..............................................         18,902            44,746
     Unipapel SA ....................................................            244             4,294
     Vidrala SA .....................................................          2,287            64,224
     Viscofan SA ....................................................          6,063           232,798
    *Vocento SA .....................................................          1,129             3,011
    *Vueling Airlines SA ............................................          3,373            23,805
     Zardoya Otis SA ................................................          5,780            77,867
    *Zeltia SA ......................................................         14,916            34,155
                                                                                       ---------------
TOTAL SPAIN .........................................................                       19,146,794
                                                                                       ---------------
SWEDEN -- (2.2%)
     Aarhuskarlshamn AB .............................................          3,332            89,797
     Acando AB ......................................................         11,914            26,352
    *Active Biotech AB ..............................................          2,646            11,845
     AddTech AB Series B ............................................            511            11,537
     AF AB Series B .................................................          5,629            94,827
     Alfa Laval AB ..................................................         13,757           256,220
    *Alliance Oil Co., Ltd. GDR .....................................          1,403            18,139
     Assa Abloy AB Series B .........................................          9,620           233,621
     Atlas Copco AB Series A ........................................          5,196           112,958
     Atlas Copco AB Series B ........................................          4,000            77,730
     Atrium Ljungberg AB Series B ...................................          1,041            12,001
     Avanza Bank Holding AB .........................................          1,371            36,551
     Axfood AB ......................................................          2,200            83,426
     Axis Communications AB .........................................          3,800            84,412
     B&B Tools AB Series B ..........................................          4,520            41,297
    *BE Group AB ....................................................         14,179            54,444
     Beijer Alma AB .................................................          1,231            23,087
    *Betsson AB .....................................................          1,645            38,724
     Bilia AB Series A ..............................................          3,378            49,169
     Billerud AB ....................................................         17,197           133,554
     BioGaia AB Series B ............................................            284             7,179
    *BioInvent International AB .....................................          2,561             7,123
    *Bjorn Borg AB ..................................................          4,436            26,136
     Boliden AB .....................................................         54,925           780,836
    *Bure Equity AB .................................................         19,879            58,638
    *Castellum AB ...................................................         16,241           219,868


                                      1072

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
    *CDON Group AB ..................................................          5,064   $        25,609
     Clas Ohlson AB Series B ........................................          4,200            51,516
    *Concentric AB ..................................................         13,233            81,216
    *Duni AB ........................................................          6,289            53,407
     Electrolux AB Series B .........................................         36,771           684,691
     Elekta AB Series B .............................................          6,495           259,372
    *Enea AB ........................................................            846             3,227
   #*Eniro AB .......................................................         20,661            31,923
    *Etrion Corp. ...................................................          7,034             4,034
    *Fabege AB ......................................................         16,897           145,031
    *Fastighets AB Balder Series B ..................................          6,448            26,337
     G & L Beijer AB Series B .......................................          1,454            48,671
     Getinge AB Series B ............................................         16,009           415,291
     Gunnebo AB .....................................................         11,036            44,513
     Hakon Invest AB ................................................          9,006           125,909
     Haldex AB ......................................................         13,233            56,490
     Hennes & Mauritz AB Series B ...................................          8,686           287,197
     Hexagon AB Series B ............................................         39,070           598,829
     Hexpol AB ......................................................          5,500           141,519
    *HIQ International AB ...........................................         11,814            52,160
     Hoganas AB Series B ............................................          3,731           118,921
     Holmen AB Series B .............................................          9,738           275,532
     Hufvudstaden AB Series A .......................................          6,318            68,544
    *Husqvarna AB Series A ..........................................         14,740            75,151
    *Husqvarna AB Series B ..........................................         80,269           407,679
     Industrial & Financial Systems AB Series B .....................          3,666            51,753
     Intrum Justitia AB .............................................          6,967           114,311
     JM AB ..........................................................         11,904           215,991
     KappAhl AB .....................................................          6,690            14,525
    *Klovern AB .....................................................          9,524            39,745
     KNOW IT AB .....................................................          4,124            30,345
    *Kungsleden AB ..................................................         12,187            93,186
     Lagercrantz Group AB Series B ..................................          2,150            15,883
     Lennart Wallenstam Byggnads AB Series B ........................          2,834            27,972
    *Lindab International AB ........................................          8,673            53,543
     Loomis AB Series B .............................................         13,853           190,566
    *Lundin Petroleum AB ............................................         30,814           752,010
    *Meda AB Series A ...............................................         42,735           434,905
    *Medivir AB Series B ............................................          2,073            28,503
     Mekonomen AB ...................................................          1,187            43,307
    *Micronic Mydata AB .............................................         28,090            49,997
    *Millicom International Cellular SA SDR .........................          1,117           123,190
     Modern Times Group AB Series B .................................          5,064           267,755
    *NCC AB Series A ................................................            196             3,569
     NCC AB Series B ................................................         12,968           237,673
     Nederman Holding AB ............................................             53               792
    *Net Entertainment NE AB ........................................            526             5,306
    *Net Insight AB Series B ........................................         22,728             8,441
     New Wave Group AB Series B .....................................          9,099            41,387
     NIBE Industrier AB Series B ....................................          5,659            84,564
    *Nobia AB .......................................................         25,146           108,761
     Nolato AB Series B .............................................          3,860            32,081
     Nordea Bank AB .................................................        182,805         1,660,030
    *Nordic Mines AB ................................................          4,142            34,238
     Nordnet AB Series B ............................................         16,211            44,588
     Orc Group AB ...................................................          5,003            45,624
    *Orexo AB .......................................................          6,590            28,767
     Oriflame Cosmetics SA SDR ......................................          1,675            66,641
    *PA Resources AB ................................................        142,049            37,747
     Peab AB Series B ...............................................         27,035           147,132
     Pricer AB Series B .............................................         33,823            61,648


                                      1073

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     Proffice AB Series B ...........................................          4,861   $        17,273
     Ratos AB Series B ..............................................         33,177           441,280
    *Rederi AB Transatlantic ........................................          7,086            16,250
    *Rezidor Hotel Group AB .........................................         15,502            55,990
    *RNB Retail & Brands AB .........................................          1,569               698
     Rottneros AB ...................................................          4,870             1,712
     Saab AB Series B ...............................................          4,498            86,636
     Sagax AB .......................................................             56             1,445
     Sandvik AB .....................................................         12,296           169,028
    *SAS AB .........................................................         28,292            46,833
     Scania AB Series B .............................................          9,602           161,121
     Seco Tools AB Series B .........................................          2,812            37,940
     Securitas AB Series B ..........................................         26,879           244,929
     Skandinaviska Enskilda Banken AB Series A ......................        153,839           964,403
     Skanska AB Series B ............................................         48,194           786,955
     SKF AB Series A ................................................          1,000            22,394
     SKF AB Series B ................................................         11,460           253,977
     Skistar AB .....................................................          3,440            49,672
     SSAB AB Series A ...............................................         29,208           282,355
     SSAB AB Series B ...............................................         12,799           108,444
     Svenska Cellulosa AB Series A ..................................          4,888            72,181
     Svenska Cellulosa AB Series B ..................................         63,660           929,345
     Svenska Handelsbanken AB Series A ..............................         30,311           870,546
    *Svenska Handelsbanken AB Series B ..............................            412            11,600
     Sweco AB Series B ..............................................          3,342            29,534
     Swedbank AB Series A ...........................................         71,036           994,538
     Swedish Match AB ...............................................         12,943           446,921
    *Swedish Orphan Biovitrum AB ....................................         30,705            75,091
     Systemair AB ...................................................            682             7,859
     Tele2 AB Series B ..............................................         19,176           403,814
     Telefonaktiebolaget LM Ericsson AB Series A ....................          7,208            71,784
     Telefonaktiebolaget LM Ericsson AB Series B ....................         83,605           871,459
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...............         90,500           942,105
     TeliaSonera AB .................................................        125,141           869,845
    *TradeDoubler AB ................................................          5,619            24,894
     Trelleborg AB Series B .........................................         43,008           364,069
    *Unibet Group P.L.C. SDR ........................................          2,786            64,620
     Volvo AB Series A ..............................................         16,161           200,772
     Volvo AB Series B ..............................................         46,957           584,460
     Volvo AB Sponsored ADR .........................................          1,200            14,844
     Wihlborgs Fastigheter AB .......................................          6,860            93,724
                                                                                       ---------------
TOTAL SWEDEN ........................................................                       23,562,056
                                                                                       ---------------
SWITZERLAND -- (4.4%)
     ABB, Ltd. ......................................................         14,720           277,110
     ABB, Ltd. Sponsored ADR ........................................         43,600           820,116
     Acino Holding AG ...............................................            904            92,880
     Actelion, Ltd. .................................................          8,086           299,530
     Adecco SA ......................................................         15,663           752,250
     AFG Arbonia-Forster Holding AG .................................          3,805            87,373
     Allreal Holding AG .............................................          2,079           334,506
     Alpiq Holding AG ...............................................            456            95,538
    *Aryzta AG ......................................................         16,080           775,348
     Ascom Holding AG ...............................................          5,432            58,011
     Austriamicrosystems AG .........................................          2,572           121,816
    *Autoneum Holding AG ............................................            562            37,995
     Bachem Holdings AG .............................................            894            41,440
     Baloise Holding AG .............................................          9,129           743,610
     Bank Coop AG ...................................................          1,905           138,184
     Bank Sarasin & Cie AG Series B .................................          6,675           253,752
     Banque Cantonale de Geneve SA ..................................             65            14,382


                                      1074

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Banque Cantonale Vaudoise AG ...................................            451   $       233,478
     Banque Privee Edmond de Rothschild SA ..........................              1            27,862
     Barry Callebaut AG .............................................            251           237,976
    *Basilea Pharmaceutica AG .......................................          1,162            52,143
    *Basler Kantonalbank AG .........................................          1,030           161,488
     Belimo Holdings AG .............................................             41            73,439
     Bell AG ........................................................             22            45,103
     Berner Kantonalbank AG .........................................            690           194,066
    *BKW FMB Energie AG .............................................          1,385            62,613
    *Bobst Group AG .................................................          1,063            21,252
     Bossard Holding AG .............................................            419            50,514
     Bucher Industries AG ...........................................          1,455           251,183
     Burckhardt Compression Holding AG ..............................            583           128,863
     Carlo Gavazzi Holding AG .......................................             41             9,556
     Centralschweizerische Kraftwerke AG ............................            106            39,570
     Charles Voegele Holding AG .....................................          1,422            43,780
    *Cicor Technologies .............................................              6               257
     Cie Financiere Tradition SA ....................................            455            39,492
    *Clariant AG ....................................................         36,408           394,265
     Coltene Holding AG .............................................            641            26,067
     Compagnie Financiere Richemont SA Series A .....................         25,724         1,465,358
     Conzzeta AG ....................................................             35            73,056
     Credit Suisse Group AG .........................................         20,087           579,330
     Credit Suisse Group AG Sponsored ADR ...........................         21,782           631,025
     Daetwyler Holding AG ...........................................          1,861           122,422
    *Dufry AG .......................................................          2,037           218,056
     EFG International AG ...........................................         10,102            84,339
     Emmi AG ........................................................            576           115,351
     EMS-Chemie Holding AG ..........................................            886           156,225
     Energiedienst Holding AG .......................................            889            52,575
     Flughafen Zuerich AG ...........................................            702           269,212
     Forbo Holding AG ...............................................            257           121,452
     Galenica Holding AG ............................................            313           181,315
     GAM Holding AG .................................................         35,198           420,806
    *Gategroup Holding AG ...........................................          2,079            70,568
     Geberit AG .....................................................          1,952           399,765
     George Fisher AG ...............................................            653           270,579
     Givaudan SA ....................................................            993           903,152
     Gurit Holding AG ...............................................             86            42,396
     Helvetia Holding AG ............................................            990           361,726
     Holcim, Ltd. ...................................................         31,260         1,979,574
     Huber & Suhner AG ..............................................            887            47,658
     Implenia AG ....................................................          1,803            42,522
     Inficon Holding AG .............................................            242            41,242
    *Interroll Holding AG ...........................................             48            16,576
     Intershop Holding AG ...........................................            120            43,846
     Julius Baer Group, Ltd. ........................................         35,431         1,331,314
     Kaba Holding AG ................................................            336           129,935
    *Kardex AG ......................................................          1,417            21,237
     Komax Holding AG ...............................................            777            59,834
     Kudelski SA ....................................................          6,080            62,944
     Kuehne & Nagel International AG ................................          3,286           407,107
    *Kuoni Reisen Holding AG Series B ...............................            576           196,455
     LEM Holding SA .................................................             41            17,775
     Liechtensteinische Landesbank AG ...............................          1,577            87,378
     Lindt & Spruengli AG ...........................................              5           184,121
   #*Logitech International SA (B18ZRK2) ............................         16,764           161,800
   #*Logitech International SA (H50430232) ..........................          5,400            53,730
     Lonza Group AG .................................................          9,323           620,150
     Luzerner Kantonalbank AG .......................................            469           169,711
     Metall Zug AG ..................................................             36           136,754


                                      1075

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
   #*Meyer Burger Technology AG .....................................          7,425   $       177,728
    *Micronas Semiconductor Holding AG ..............................          6,211            50,902
    *Mobilezone Holding AG ..........................................          4,831            50,606
     Mobimo Holding AG ..............................................          1,132           283,996
     Nestle SA ......................................................         61,188         3,538,973
    *NIBE Industrier AB Series B ....................................          1,820            25,502
     Nobel Biocare Holding AG .......................................          5,337            65,357
     Novartis AG ....................................................          7,309           411,755
     Novartis AG ADR ................................................         93,214         5,263,795
    *OC Oerlikon Corp. AG ...........................................         32,500           194,621
     Orell Fuessli Holding AG .......................................            152            18,576
    *Panalpina Welttransport Holding AG .............................          1,540           152,301
     Partners Group Holding AG ......................................            454            84,927
    *Petroplus Holdings AG ..........................................         16,880           100,688
     Phoenix Mecano AG ..............................................            126            66,590
    *Precious Woods Holding AG ......................................            323             4,276
    *PSP Swiss Property AG ..........................................          2,990           272,031
     PubliGroupe SA .................................................            265            40,751
    *Rieters Holdings AG ............................................            562           116,929
     Roche Holding AG Bearer ........................................            424            72,434
     Roche Holding AG Genusschein ...................................          9,111         1,494,836
     Romande Energie Holding SA .....................................             45            66,598
    *Schaffner Holding AG ...........................................            144            41,513
     Schindler Holding AG ...........................................          1,376           161,485
    *Schmolz & Bickenbach AG ........................................          8,101            65,848
     Schweiter Technologies AG ......................................            164            91,772
     Schweizerische National-Versicherungs-Gesellschaft AG ..........          3,184           111,526
     SGS SA .........................................................            180           308,777
    *Siegfried Holding AG ...........................................            352            35,882
     Sika AG ........................................................            261           511,513
     Sonova Holding AG ..............................................          1,488           157,338
     St. Galler Kantonalbank AG .....................................            468           203,332
     Straumann Holding AG ...........................................            472            83,085
    *Sulzer AG ......................................................          3,234           376,922
     Swatch Group AG (The) ..........................................          3,405         1,433,459
     Swatch Group AG Registered Shares (The) ........................          2,528           186,415
     Swiss Life Holding AG ..........................................          5,858           719,464
    *Swiss Re, Ltd. .................................................         36,031         1,967,239
     Swisscom AG ....................................................            619           249,359
     Swisslog Holding AG ............................................         37,989            30,994
     Swissquote Group Holding SA ....................................            755            31,773
     Syngenta AG ADR ................................................          9,600           586,272
     Synthes, Inc. ..................................................          7,869         1,315,928
     Tamedia AG .....................................................            419            51,062
     Tecan Group AG .................................................          1,270            80,061
    *Temenos Group AG ...............................................          3,357            63,847
    *Tornos Holding AG ..............................................          1,468            14,311
    *U-Blox AG ......................................................            616            26,949
    *UBS AG .........................................................         88,818         1,122,500
   #*UBS AG ADR .....................................................        128,000         1,615,360
     Uster Technologies AG ..........................................            445            17,736
     Valiant Holding AG .............................................          2,551           353,157
     Valora Holding AG ..............................................            569           118,174
     Vaudoise Assurances Holding SA .................................            123            36,205
     Verwaltungs und Privat-Bank AG .................................            749            75,296
     Vetropack Holding AG ...........................................             37            69,308
    *Von Roll Holding AG ............................................         14,867            52,155
     Vontobel Holdings AG ...........................................          4,314           128,718
     VZ Holding AG ..................................................            207            23,613
     Ypsomed Holdings AG ............................................            537            34,025
     Zehnder Group AG ...............................................          2,160           128,309


                                      1076

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
    *Zueblin Immobilien Holding AG ..................................          4,474   $        15,311
     Zuger Kantonalbank AG ..........................................             17            96,621
     Zurich Financial Services AG ...................................          9,853         2,270,561
                                                                                       ---------------
TOTAL SWITZERLAND ..............................................                            47,004,526
                                                                                       ---------------
TAIWAN -- (3.1%)
    *A.G.V. Products Corp. ..........................................         84,969            28,722
    *Ability Enterprise Co., Ltd. ...................................         52,530            48,421
     AcBel Polytech, Inc. ...........................................        108,540            50,075
     Accton Technology Corp. ........................................        113,929            60,026
     Acer, Inc. .....................................................        245,810           280,673
     Action Electronics Co., Ltd. ...................................         61,921            18,600
     Advanced Semiconductor Engineering, Inc. .......................         73,380            64,844
     Advanced Semiconductor Engineering, Inc. ADR ...................         32,288           142,713
     Advantech Co., Ltd. ............................................         28,600            77,838
     ALI Corp. ......................................................         33,000            38,112
     Allis Electric Co., Ltd. .......................................          8,000             2,388
     Alpha Networks, Inc. ...........................................         11,000             7,413
    *Altek Corp. ....................................................         34,499            31,886
     Ambassador Hotel (The) .........................................         31,000            37,298
     AmTRAN Technology Co., Ltd. ....................................        134,823            78,767
    *Arima Communications Corp. .....................................         57,000            39,820
     Asia Cement Corp. ..............................................        238,920           287,792
    *Asia Optical Co, Inc. ..........................................         41,000            45,709
     Asia Polymer Corp. .............................................         82,500           111,683
     Asia Vital Components Co., Ltd. ................................         40,061            27,561
     Asustek Computer, Inc. .........................................         36,502           253,769
     AU Optronics Corp. .............................................        557,980           240,499
     AU Optronics Corp. Sponsored ADR ...............................         20,322            86,978
     Audix Corp. ....................................................         16,000            15,034
     AV Tech Corp. ..................................................         12,000            35,654
    *Avermedia Technologies, Inc. ...................................         25,000            21,578
     Avision, Inc. ..................................................         15,000             6,207
     Bank of Kaohsiung ..............................................         55,750            17,977
    *Basso Industry Corp., Ltd. .....................................          2,000             1,327
     BES Engineering Corp. ..........................................        238,000            66,247
     C Sun Manufacturing, Ltd. ......................................         26,000            17,903
     Capital Securities Corp. .......................................        218,448            83,904
     Career Technology (MFG.) Co., Ltd. .............................         32,000            49,446
    *Carnival Industrial Corp. ......................................         28,000             8,358
     Catcher Technology Co., Ltd. ...................................         52,360           291,724
     Cathay Financial Holdings Co., Ltd. ............................         92,111           109,846
     Cathay Real Estate Development Co., Ltd. .......................        223,000            90,952
     Central Reinsurance Co., Ltd. ..................................         28,000            13,412
     Champion Building Materials Co., Ltd. ..........................         74,526            42,923
     Chang Hwa Commercial Bank ......................................        698,730           449,721
     Charoen Pokphand Enterprises Co., Ltd. .........................         64,000            32,198
     Cheng Loong Corp. ..............................................        165,360            64,758
     Cheng Shin Rubber Industry Co., Ltd. ...........................         74,250           169,358
     Cheng Uei Precision Industry Co., Ltd. .........................         62,427           140,268
     Chenming Mold Industrial Corp. .................................         20,000            17,016
     Chia Hsin Cement Corp. .........................................         68,289            33,659
     Chicony Electronics Co., Ltd. ..................................         65,068           108,728
     Chien Kuo Construction Co., Ltd. ...............................         75,250            38,684
    *Chimei Innolux Corp. ...........................................        511,478           205,454
     China Airlines, Ltd. ...........................................        326,924           164,485
     China Chemical & Pharmaceutical Co. ............................         99,000            64,347
     China Development Financial Holding Corp. ......................      1,324,573           419,163
     China Ecotek Corp. .............................................         11,000            20,978
     China Electric Manufacturing Co., Ltd. .........................         48,000            32,514
    *China General Plastics Corp. ...................................          3,000               841


                                      1077

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     China Glaze Co., Ltd. ..........................................         29,599   $        15,057
     China Life Insurance Co., Ltd. .................................        159,118           176,359
    *China Man-Made Fiber Co., Ltd. .................................        290,000           102,658
     China Metal Products Co., Ltd. .................................         96,387            77,248
    *China Motor Co., Ltd. ..........................................        110,000           105,152
     China Petrochemical Development Corp. ..........................        273,218           317,291
     China Steel Chemical Corp. .....................................          8,000            37,652
     China Steel Corp. ..............................................        373,134           371,234
     China Steel Structure Co., Ltd. ................................         24,000            22,331
     China Synthetic Rubber Corp. ...................................         50,224            43,472
    *China Wire & Cable Co., Ltd. ...................................         61,000            19,075
     Chinatrust Financial Holdings Co., Ltd. ........................        767,461           502,992
     Chinese Maritime Transport, Ltd. ...............................         15,000            22,593
     Chin-Poon Industrial Co., Ltd. .................................        126,126            80,115
     Chong Hong Construction Co. ....................................         24,381            56,750
     Chroma Ate, Inc. ...............................................         14,560            29,050
     Chun Yuan Steel Industrial Co., Ltd. ...........................         53,500            22,225
     Chung Hsin Electric & Machinery Co., Ltd. ......................         81,000            42,138
     Chung Hung Steel Corp. .........................................        113,212            38,915
     Chung Hwa Pulp Corp. ...........................................         50,470            18,434
     Chunghwa Telecom Co., Ltd. .....................................         32,727           109,492
     Chunghwa Telecom Co., Ltd. ADR .................................          1,520            51,118
    *Chungwa Picture Tubes Co., Ltd. ................................        622,656            37,911
     Clevo Co., Ltd. ................................................         42,017            73,541
    *CMC Magnetics Corp. ............................................        460,000            91,465
     Collins Co., Ltd. ..............................................         54,802            27,016
     Compal Communications, Inc. ....................................         38,000            54,283
     Compal Electronics, Inc. .......................................        418,747           384,317
    *Compeq Manufacturing Co., Ltd. .................................        172,000            67,689
     Continental Holdings Corp. .....................................        124,000            43,931
     Coxon Precise Industrial Co., Ltd. .............................         12,000            16,171
     CSBC Corp. Taiwan ..............................................         58,000            48,219
     CTCI Corp. .....................................................         46,444            59,094
     Cyberlink Corp. ................................................         11,203            25,928
     Cybertan Technology, Inc. ......................................         42,424            42,297
     DA CIN Construction Co., Ltd. ..................................         36,000            21,262
     Darfon Electronics Corp. .......................................         51,000            30,835
     Delpha Construction Co., Ltd. ..................................         52,275            17,651
     Delta Electronics, Inc. ........................................         16,320            38,372
     Depo Auto Parts Industrial Co., Ltd. ...........................         32,000            60,365
     D-Link Corp. ...................................................         93,062            74,833
     Dynamic Electronics Co., Ltd. ..................................         66,521            26,670
     E.Sun Financial Holding Co., Ltd. ..............................        666,696           332,264
    *Eastern Media International Corp. ..............................         70,000            10,784
     Eclat Textile Co., Ltd. ........................................         28,620            44,154
     Elan Microelectronics Corp. ....................................         27,000            26,821
     Elite Material Co., Ltd. .......................................         59,162            46,210
    *Elite Semiconductor Memory Technology, Inc. ....................         34,000            34,054
    *Elitegroup Computer Systems Co., Ltd. ..........................        205,000            50,342
     EnTie Commercial Bank ..........................................         84,000            33,026
     Epistar Corp. ..................................................        109,169           202,124
     Eternal Chemical Co., Ltd. .....................................        116,140            95,356
     Eva Airways Corp. ..............................................        228,380           165,211
     Evergreen International Storage & Transport Corp. ..............         85,000            50,695
     Evergreen Marine Corp., Ltd. ...................................        291,399           159,765
     Everlight Chemical Industrial Corp. ............................          8,800             5,472
    *Everlight Electronics Co., Ltd. ................................         49,225            91,033
    *Everspring Industry Co., Ltd. ..................................         16,000             3,812
    *Excelsior Medical Co., Ltd. ....................................         13,793            28,224
     Far Eastern Department Stores Co., Ltd. ........................        123,827           189,321
     Far Eastern International Bank .................................        252,558           105,107


                                      1078

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Far Eastern New Century Corp. ..................................        191,007   $       224,570
     Far EasTone Telecommunications Co., Ltd. .......................        116,000           190,225
     Faraday Technology Corp. .......................................         29,395            26,592
     Farglory Land Development Co., Ltd. ............................         49,000            82,726
     Federal Corp. ..................................................        138,817            72,769
     Feng Hsin Iron & Steel Co., Ltd. ...............................         29,000            48,769
     Feng Tay Enterprise Co., Ltd. ..................................         34,980            30,319
     First Copper Technology Co., Ltd. ..............................         49,000            15,312
     First Financial Holding Co., Ltd. ..............................        417,938           277,424
     First Hotel ....................................................         44,280            32,536
     First Insurance Co., Ltd. ......................................         35,000            16,933
     First Steamship Co., Ltd. ......................................         36,105            60,556
     FLEXium Interconnect, Inc. .....................................         16,568            43,144
     Forhouse Corp. .................................................         52,000            29,376
     Formosa Advanced Technologies Co., Ltd. ........................         10,000             9,173
     Formosa Chemicals & Fiber Co., Ltd. ............................        106,040           306,887
     Formosa Epitaxy, Inc. ..........................................         41,000            25,702
    *Formosa Petrochemical Corp. ....................................         14,000            44,030
     Formosa Plastics Corp. .........................................        112,430           330,667
     Formosa Taffeta Co., Ltd. ......................................        137,000           126,577
     Formosan Rubber Group, Inc. ....................................        117,000            83,884
     Formosan Union Chemical Corp. ..................................         61,061            38,139
    *Fortune Electric Co., Ltd. .....................................         17,000             8,996
     Founding Construction & Development Co., Ltd. ..................         33,790            22,213
     Foxconn Technology Co., Ltd. ...................................         29,943           104,362
    *Froch Enterprise Co., Ltd. .....................................         29,000            12,466
     FSP Technology, Inc. ...........................................         26,782            22,143
     Fubon Financial Holding Co., Ltd. ..............................        303,846           356,240
     Fwusow Industry Co., Ltd. ......................................         63,860            36,880
     G Shank Enterprise Co., Ltd. ...................................         21,000            11,906
     Gemtek Technology Corp. ........................................         31,348            29,613
    *Genesis Photonics, Inc. ........................................         19,000            27,099
     Getac Technology Corp. .........................................         95,000            52,128
     Giant Manufacture Co., Ltd. ....................................         18,760            72,593
    *Giantplus Technology Co., Ltd. .................................         32,000             9,991
     Giga Storage Corp. .............................................         43,450            28,750
     Giga-Byte Technology Co., Ltd. .................................         82,000            66,426
     Gintech Energy Corp. ...........................................         49,394            61,533
     Global Brands Manufacture, Ltd. ................................         22,445            10,934
    *Global Mixed Mode Technology, Inc. .............................         12,000            34,910
    *Globe Union Industrial Corp. ...................................         41,000            25,039
     Gold Circuit Electronics, Ltd. .................................         71,070            19,737
     Goldsun Development & Construction Co., Ltd. ...................        235,624           107,307
     Grand Pacific Petrochemical Corp. ..............................        158,000            78,023
     Great China Metal Industry Co., Ltd. ...........................         26,000            28,798
     Great Taipei Gas Co., Ltd. .....................................         41,000            24,322
     Great Wall Enterprise Co., Ltd. ................................         41,653            42,418
     Greatek Co., Ltd. ..............................................         95,491            64,907
     Green Energy Technology, Inc. ..................................         26,554            26,346
     GTM Corp. ......................................................         27,000            13,733
    *Hannstar Board Corp. ...........................................         49,096            21,954
    *HannStar Display Corp. .........................................        786,000            45,246
    *HannsTouch Solution, Inc. ......................................         12,026             3,011
     Harvatek Corp. .................................................         22,439            12,807
     Hey Song Corp. .................................................         82,000            81,491
     Highwealth Construction Corp. ..................................         35,147            60,789
    *Hiwin Technologies Corp. .......................................          4,000            36,161
    *Ho Tung Holding Corp. ..........................................         75,264            42,215
    *Hocheng Corp. ..................................................         66,000            19,534
     Holiday Entertainment Co., Ltd. ................................         12,000            17,009
     Holtek Semiconductor, Inc. .....................................         11,000            10,479


                                      1079

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Holy Stone Enterprise Co., Ltd. ................................         43,827   $        40,534
     Hon Hai Precision Industry Co., Ltd. ...........................        300,412           823,543
     Hong Tai Electric Industrial Co., Ltd. .........................         72,000            23,061
    *Hota Industrial Manufacturing Co., Ltd. ........................         20,000             8,472
     Hotai Motor Co., Ltd. ..........................................         28,000           121,811
     Hsin Kuang Steel Co., Ltd. .....................................         51,000            36,554
     HTC Corp. ......................................................          4,522           101,625
     Hua Eng Wire & Cable Co., Ltd. .................................         59,000            16,934
     Hua Nan Financial Holding Co., Ltd. ............................        271,617           176,948
     Huaku Development Co., Ltd. ....................................         34,843            81,807
     Huang Hsiang Construction Co. ..................................          6,000            12,673
     Hung Poo Construction Corp. ....................................         73,695            62,168
     Hung Sheng Construction Co., Ltd. ..............................        137,500            63,700
    *Ichia Technologies, Inc. .......................................         63,000            37,101
     I-Chiun Precision Industry Co., Ltd. ...........................         12,000             6,007
     ICP Electronics, Inc. ..........................................         25,000            34,855
     Infortrend Technology, Inc. ....................................         60,320            60,127
    *Inotera Memories, Inc. .........................................        311,634            46,050
     Inventec Corp. .................................................        371,932           133,665
     I-Sheng Electric Wire & Cable Co., Ltd. ........................         25,000            31,170
     ITE Technology, Inc. ...........................................         23,000            23,552
     ITEQ Corp. .....................................................         32,577            35,220
    *Jenn Feng New Energy Co., Ltd. .................................         11,000            10,931
    *Jess-Link Products Co., Ltd. ...................................         25,000            27,560
     Johnson Health Tech Co., Ltd. ..................................          7,175            15,099
     Kang Na Hsiung Enterprise Co., Ltd. ............................         34,000            18,007
    *Kao Hsing Chang Iron & Steel Corp. .............................         69,000            10,380
     Kaulin Manufacturing Co., Ltd. .................................         25,000            19,520
     Kee Tai Properties Co., Ltd. ...................................         63,790            32,374
     Kenda Rubber Industrial Co., Ltd. ..............................        128,280           148,022
     Kerry TJ Logistics Co., Ltd. ...................................         16,000            16,864
     King Slide Works Co., Ltd. .....................................          9,000            38,651
     King Yuan Electronics Co., Ltd. ................................        218,545            84,134
     Kingdom Construction Co., Ltd. .................................         52,000            33,945
    *King's Town Bank ...............................................        212,000           131,614
     King's Town Construction Co., Ltd. .............................         16,329            11,802
     Kinik Co. ......................................................         26,000            35,741
     Kinko Optical Co., Ltd. ........................................         18,000            23,807
     Kinpo Electronics, Inc. ........................................        201,000            51,453
     Kinsus Interconnect Technology Corp. ...........................         53,000           183,052
     Knowledge-Yield-Excellence Systems Corp. .......................         67,040            29,543
     KS Terminals, Inc. .............................................         15,162            10,174
     Kung Long Batteries Industrial Co., Ltd. .......................          9,000            12,943
    *Kuoyang Construction Co., Ltd. .................................         65,000            28,044
     Kwong Fong Industries Corp. ....................................         66,500            22,388
     L&K Engineering Co., Ltd. ......................................         17,000            14,358
     Lan Fa Textile Co., Ltd. .......................................         28,922            10,874
     Largan Precision Co., Ltd. .....................................          4,000            89,425
     LCY Chemical Corp. .............................................         49,470            83,751
     Lealea Enterprise Co., Ltd. ....................................        200,567            76,389
     Lee Chi Enterprises Co., Ltd. ..................................         96,000            36,630
    *Leofoo Development Co., Ltd. ...................................         31,000            20,404
     Les Enphants Co., Ltd. .........................................         21,178            23,104
     Li Peng Enterprise Co., Ltd. ...................................         19,800             6,733
     Lien Hwa Industrial Corp. ......................................         98,284            60,569
     Lingsen Precision Industries, Ltd. .............................         49,000            25,014
     LITE-ON IT Corp. ...............................................         70,349            65,777
     Lite-On Semiconductor Corp. ....................................         62,000            32,312
     Lite-On Technology Corp. .......................................        359,664           339,393
     Long Chen Paper Co., Ltd. ......................................         56,000            17,406
    *Lotes Co., Ltd. ................................................          6,000            17,083


                                      1080

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Lumax International Corp., Ltd. ................................         11,550   $        26,422
     Macronix International Co., Ltd. ...............................        585,250           221,150
     Marketech International Corp. ..................................         22,000            14,238
     Masterlink Securities Corp. ....................................        137,000            49,209
     Mayer Steel Pipe Corp. .........................................         29,700            15,357
     Maywufa Co., Ltd. ..............................................         49,000            21,862
     Media Tek, Inc. ................................................          7,048            73,964
     Mega Financial Holding Co., Ltd. ...............................        412,080           316,765
     Mercuries & Associates, Ltd. ...................................         48,364            51,396
     Merida Industry Co., Ltd. ......................................         12,000            28,759
     Merry Electronics Co., Ltd. ....................................         34,000            40,635
    *Microelectronics Technology, Inc. ..............................        133,452            30,458
     Micro-Star International Co., Ltd. .............................        154,394            68,823
     Min Aik Technology Co., Ltd. ...................................         17,000            32,091
     Mirle Automation Corp. .........................................         45,150            35,638
     Mitac International Corp. ......................................        169,039            60,159
    *Mosel Vitelic, Inc. ............................................         48,858             7,121
    *Namchow Chemical Industrial Co., Ltd. ..........................         36,000            32,818
     Nan Ya Plastic Corp. ...........................................        130,750           294,139
     Nan Ya Printed Circuit Board Corp. .............................         25,214            73,368
     Nankang Rubber Tire Co., Ltd. ..................................         41,445            71,520
     Nantex Industry Co., Ltd. ......................................         12,592            11,013
    *Nanya Technology Corp. .........................................        152,000            14,986
     National Petroleum Co., Ltd. ...................................         67,000            70,697
    *Neo Solar Power Corp. ..........................................         55,000            43,901
     Nien Hsing Textile Co., Ltd. ...................................         72,515            51,582
     Novatek Microelectronics Corp. .................................         32,000            78,443
    *Ocean Plastics Co., Ltd. .......................................         14,000             8,895
     Opto Tech Corp. ................................................         92,000            37,066
    *Orient Semiconductor Electronics, Ltd. .........................        103,000            16,604
    *Oriental Union Chemical Corp. ..................................         82,720           108,018
     Pan Jit International, Inc. ....................................         43,940            23,947
     Pan-International Industrial Corp. .............................         54,852            54,994
     Paragon Technologies Co., Ltd. .................................          7,000             7,619
     Pegatron Corp. .................................................        257,261           277,858
     Phihong Technology Co., Ltd. ...................................         12,000            15,732
    *Pihsiang Machinery Manufacturing Co., Ltd. .....................         29,000            36,938
     Pou Chen Corp. .................................................        385,528           296,358
    *Power Quotient International Co., Ltd. .........................         20,000             6,934
    *Powercom Co., Ltd. .............................................         45,000            35,212
     Powertech Technology, Inc. .....................................         83,900           204,260
     President Chain Store Corp. ....................................         14,768            82,121
     President Securities Corp. .....................................        123,468            63,179
     Prince Housing & Development Corp. .............................         85,162            61,978
    *Promise Technology, Inc. .......................................         34,874            20,556
     Qisda Corp. ....................................................        349,875            95,602
     Quanta Computer, Inc. ..........................................         36,007            70,856
    *Radiant Opto-Electronics Corp. .................................         52,581           154,555
     Radium Life Tech Corp. .........................................        173,374           155,957
     Ralec Electronic Corp. .........................................          8,416            10,866
     Realtek Semiconductor Corp. ....................................         60,728           101,157
     Rechi Precision Co., Ltd. ......................................         29,000            22,531
    *Richtek Technology Corp. .......................................          4,000            20,111
    *Ritek Corp. ....................................................        419,759            80,502
    *Ruentex Development Co., Ltd. ..................................         44,000            52,431
    *Ruentex Industries, Ltd. .......................................         56,162           113,027
     Sampo Corp. ....................................................         82,155            22,151
     San Fang Chemical Industry Co., Ltd. ...........................          9,900             7,959
     Sanyang Industrial Co., Ltd. ...................................        227,900           135,409
     Sanyo Electric Taiwan Co., Ltd. ................................         15,000            13,602
    *ShenMao Technology, Inc. .......................................          9,922            12,925


                                      1081

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Shih Wei Navigation Co., Ltd. ..................................         17,000   $        17,246
     Shihlin Electric & Engineering Corp. ...........................         57,000            59,220
    *Shihlin Paper Corp. ............................................         16,000            26,746
    *Shin Kong Financial Holding Co., Ltd. ..........................      1,037,169           323,045
     Shin Zu Shing Co., Ltd. ........................................         11,549            22,680
    *Shining Building Business Co., Ltd. ............................         23,000            23,925
     Shinkong Insurance Co., Ltd. ...................................         26,000            14,968
     Shinkong Synthetic Fibers Co., Ltd. ............................        220,799            69,079
     Sigurd Microelectronics Corp. ..................................         75,000            52,936
     Silicon Integrated Systems Corp. ...............................        167,380            65,097
     Siliconware Precision Industries Co. ...........................        282,000           289,493
    *Siliconware Precision Industries Co. Sponsored ADR .............          2,626            13,655
     Silitech Technology Corp. ......................................          7,070            19,111
     Sinbon Electronics Co., Ltd. ...................................         32,000            21,552
     Sincere Navigation Corp. .......................................         41,125            37,403
     Sinkang Industries, Ltd. .......................................         14,280             5,363
     Sinkong Textile Co., Ltd. ......................................         70,000            90,030
     Sinon Corp. ....................................................         48,000            18,950
     SinoPac Holdings Co., Ltd. .....................................      1,030,453           333,603
     Sinphar Pharmaceutical Co., Ltd. ...............................         22,766            20,005
    *Sitronix Technology Corp. ......................................         21,000            24,556
     Solomon Technology Corp. .......................................         54,000            17,926
    *Sonix Technology Co., Ltd. .....................................          8,000            10,917
     South East Soda Manufacturing Co., Ltd. ........................         37,000            39,590
     Southeast Cement Co., Ltd. .....................................         33,000            11,650
     Spirox Corp. ...................................................         29,000            15,185
     Springsoft, Inc. ...............................................         57,000            62,577
     Standard Chemical & Pharmaceutical Co., Ltd. ...................         20,330            16,716
     Standard Foods Taiwan, Ltd. ....................................         49,816           161,998
     Stark Technology, Inc. .........................................         41,000            37,345
     Sunonwealth Electric Machine Industry Co., Ltd. ................         39,000            34,648
     Sunplus Technology Co., Ltd. ...................................         70,299            28,182
     Sunrex Technology Corp. ........................................         80,000            56,470
    *Super Dragon Technology Co., Ltd. ..............................         13,650            15,244
     Supreme Electronics Co., Ltd. ..................................         13,000             7,650
     Synnex Technology International Corp. ..........................         59,248           145,233
    *Ta Chen Stainless Pipe Co., Ltd. ...............................        140,752            72,277
    *Ta Chong Bank, Ltd. ............................................        246,800            71,048
     Ta Ya Electric Wire & Cable Co., Ltd. ..........................         86,860            23,239
     TA-I Technology Co., Ltd. ......................................         23,755            16,780
    *Taichung Commercial Bank .......................................        189,086            63,631
     Tainan Enterprises Co., Ltd. ...................................         17,000            20,667
     Tainan Spinning Co., Ltd. ......................................        147,084            64,978
     Taishin Financial Holdings Co., Ltd. ...........................        899,275           380,769
     Taisun Enterprise Co., Ltd. ....................................         46,350            24,986
     Taita Chemical Co., Ltd. .......................................        110,880            47,865
    *Taiwan Business Bank ...........................................        470,793           153,742
     Taiwan Cement Corp. ............................................        471,137           588,394
     Taiwan Cogeneration Corp. ......................................         68,993            44,406
     Taiwan Cooperative Bank ........................................        488,903           320,868
     Taiwan Fertilizer Co., Ltd. ....................................         75,000           193,308
     Taiwan Fire & Marine Insurance Co., Ltd. .......................         50,040            37,745
     Taiwan Glass Industrial Corp. ..................................        170,332           209,567
     Taiwan Hon Chuan Enterprise Co., Ltd. ..........................         35,492            76,553
    *Taiwan Land Development Corp. ..................................        134,430            53,132
     Taiwan Life Insurance Co., Ltd. ................................         36,349            26,652
     Taiwan Mask Corp. ..............................................        107,950            38,322
     Taiwan Mobile Co., Ltd. ........................................         19,800            56,737
     Taiwan Navigation Co., Ltd. ....................................         22,000            21,353
     Taiwan Paiho Co., Ltd. .........................................         75,600            56,843
     Taiwan Pulp & Paper Corp. ......................................         93,280            34,634


                                      1082

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Taiwan Sakura Corp. ............................................         58,140   $        33,630
     Taiwan Secom Co., Ltd. .........................................         22,000            39,696
     Taiwan Semiconductor Manufacturing Co., Ltd. ...................        142,465           347,170
     Taiwan Sogo Shinkong Security Co., Ltd. ........................         52,000            44,606
    *Taiwan Styrene Monomer Corp. ...................................        186,000            47,264
     Taiwan Tea Corp. ...............................................        123,704            65,227
     Taiyen Biotech Co., Ltd. .......................................         33,000            28,416
    *Tatung Co., Ltd. ...............................................        330,732           116,447
     Teco Electric & Machinery Co., Ltd. ............................        274,000           159,853
     Test Research, Inc. ............................................         22,470            28,063
     Test-Rite International Co., Ltd. ..............................         96,425            70,235
    *Thinking Electronic Industrial Co., Ltd. .......................         15,000            14,159
     Thye Ming Industrial Co., Ltd. .................................         34,000            35,324
     Ton Yi Industrial Corp. ........................................        130,200            66,260
     Tong Yang Industry Co., Ltd. ...................................         82,590            79,347
     Tong-Tai Machine & Tool Co., Ltd. ..............................         11,880            10,878
     Topco Scientific Co., Ltd. .....................................         41,616            60,293
     Transcend Information, Inc. ....................................         31,483            73,511
     Tripod Technology Corp. ........................................         29,970            77,971
     Tsann Kuen Enterprise Co., Ltd. ................................         12,913            27,633
     TSRC Corp. .....................................................         38,500            99,953
     TTET Union Corp. ...............................................         10,000            16,230
     Tung Ho Steel Enterprise Corp. .................................         78,254            70,140
     TXC Corp. ......................................................         36,411            42,860
    *TYC Brother Industrial Co., Ltd. ...............................         42,230            18,559
    *Tycoons Group Enterprise Co., Ltd. .............................        127,354            29,966
     Tyntek Corp. ...................................................         26,000             9,143
    *Tze Shin International Co., Ltd. ...............................         38,934            13,552
     U-Ming Marine Transport Corp. ..................................         54,000            85,148
     Unimicron Technology Corp. .....................................        193,356           251,062
    *Union Bank of Taiwan ...........................................        222,343            75,124
     Uni-President Enterprises Corp. ................................         95,983           131,992
     Unitech Printed Circuit Board Corp. ............................         83,629            38,931
     United Integration Service Co., Ltd. ...........................         20,000            20,073
     United Microelectronics Corp. ..................................      1,274,453           559,577
     Unity Opto Technology Co., Ltd. ................................         62,929            50,243
     Universal Cement Corp. .........................................         84,000            42,015
     Universal Microelectronics Co., Ltd. ...........................         17,000             5,180
     UPC Technology Corp. ...........................................        148,918            74,810
     USI Corp. ......................................................        170,016           181,481
    *Via Technologies, Inc. .........................................          9,600             7,324
     Wah Lee Industrial Corp. .......................................         35,000            46,767
     Walsin Lihwa Corp. .............................................        517,000           173,426
     Walsin Technology Corp., Ltd. ..................................         70,632            21,947
     Walton Advanced Engineering, Inc. ..............................         69,385            26,529
     Wan Hai Lines Co., Ltd. ........................................        197,557           102,546
    *Waterland Financial Holdings Co., Ltd. .........................        364,112           133,675
     Wei Chuan Food Corp. ...........................................         71,000            79,207
     Weikeng Industrial Co., Ltd. ...................................         27,300            19,974
     Wellypower Optronics Corp. .....................................         51,000            29,551
     Weltrend Semiconductor, Inc. ...................................         29,000            17,040
    *Winbond Electronics Corp. ......................................        491,000            91,705
     Wintek Corp. ...................................................        262,087           200,311
     Wistron Corp. ..................................................        268,079           310,248
     Wistron NeWeb Corp. ............................................         33,759            79,684
     WPG Holdings, Ltd. .............................................        171,301           206,847
     WT Microelectronics Co., Ltd. ..................................         63,611            86,983
    *WUS Printed Circuit Co., Ltd. ..................................         65,000            32,587
     Yageo Corp. ....................................................        387,000           116,575
     Yang Ming Marine Transport Corp. ...............................        230,558            95,005
    *Yem Chio Co., Ltd. .............................................         18,879            16,352


                                      1083

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Yeung Cyang Industrial Co., Ltd. ...............................         51,000   $        31,944
     Yieh Phui Enterprise Co., Ltd. .................................        198,951            66,381
    *Young Fast Optoelectronics Co., Ltd. ...........................         10,400            30,000
    *Yuanta Financial Holding Co., Ltd. .............................        688,246           392,333
     Yuen Foong Yu Paper Manufacturing Co., Ltd. ....................        157,344            63,953
     Yulon Motor Co., Ltd. ..........................................        148,223           311,870
     Yung Chi Paint & Varnish Manufacturing Co., Ltd. ...............         16,000            22,808
     Yung Tay Engineering Co., Ltd. .................................        104,000           168,120
     YungShin Global Holding Corp. ..................................         39,000            59,981
     Zenitron Corp. .................................................         22,000            14,439
     Zig Sheng Industrial Co., Ltd. .................................        121,576            59,325
     Zinwell Corp. ..................................................         33,000            40,661
     Zippy Technology Corp. .........................................         12,000             8,752
     Zyxel Communication Corp. ......................................         62,000            40,961
                                                                                       ---------------
TOTAL TAIWAN ........................................................                       33,453,640
                                                                                       ---------------
THAILAND -- (0.6%)
     Advance Info Service PCL (Foreign) .............................         16,300            69,176
    *Airports of Thailand PCL (Foreign) .............................         55,800            69,410
     Amata Corp. PCL (Foreign) ......................................         77,000            27,294
     Asian Property Development PCL (Foreign) .......................        281,640            41,582
     Bangchak Petroleum PCL (Foreign) ...............................         93,300            52,794
     Bangkok Bank PCL (Foreign) .....................................         48,000           245,073
     Bangkok Bank PCL (Foreign) NVDR ................................         20,200            98,208
     Bangkok Dusit Medical Services PCL (Foreign) ...................         50,300           110,415
     Bangkok Expressway PCL (Foreign) ...............................        112,000            59,733
    *Bangkokland PCL (Foreign) ......................................      1,308,300            20,422
     Bank of Ayudhya PCL (Foreign) ..................................         70,100            46,505
     Bank of Ayudhya PCL (Foreign) NVDR .............................         83,300            54,179
     Banpu Coal, Ltd. (Foreign) NVDR ................................          2,050            41,867
     Banpu PCL (Foreign) ............................................          3,700            76,767
     BEC World PCL (Foreign) ........................................         65,200            79,512
     Big C Supercenter PCL (Foreign) ................................         46,100           165,660
     Cal-Comp Electronics (Thailand) PCL (Foreign) ..................        387,500            29,740
    *Central Pattana PCL (Foreign) ..................................         68,200            72,081
     CH Karnchang PCL (Foreign) .....................................        152,300            31,946
     Charoen Pokphand Foods PCL (Foreign) ...........................         96,000            94,439
     Delta Electronics (Thailand) PCL (Foreign) .....................         86,000            52,020
     Electricity Generating PCL (Foreign) ...........................         22,000            60,098
     Esso Thailand PCL (Foreign) ....................................        313,000            92,628
    *GFPT PCL(Foreign) ..............................................         20,000             6,049
     Glow Energy PCL (Foreign) ......................................         61,900           107,696
     Hana Microelectronics PCL (Foreign) ............................        139,200            75,145
     Hermraj Land & Development PCL (Foreign) .......................      1,110,400            74,388
    *Home Product Center PCL (Foreign) ..............................        146,057            43,936
     IRPC PCL (Foreign) .............................................      1,151,400           143,785
     Italian-Thai Development PCL (Foreign) NVDR ....................        621,100            75,138
     Jasmine International PCL (Foreign) ............................        543,900            30,069
     Kasikornbank PCL (Foreign) .....................................         26,900           109,787
     Kasikornbank PCL (Foreign) NVDR ................................         28,100           113,314
     Khon Kaen Sugar Industry PCL (Foreign) .........................         74,900            28,499
     Kiatnakin Finance PCL (Foreign) ................................         50,300            45,393
     Krung Thai Bank PCL (Foreign) ..................................        481,100           237,812
     Land & Houses PCL (Foreign) ....................................        212,200            39,335
     Land & Houses PCL (Foreign) NVDR ...............................        355,200            65,842
     LPN Development PCL (Foreign) ..................................        103,600            34,028
     Major Cineplex Group PCL (Foreign) .............................         69,000            27,151
     MBK PCL (Foreign) ..............................................         18,300            52,371
     MCOT PCL (Foreign) .............................................         36,000            29,561
    *Minor International PCL (Foreign) ..............................        150,600            51,424
     Polyplex PCL (Foreign) .........................................         37,600            18,708


                                      1084

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
     Precious Shipping PCL (Foreign) ................................        165,000   $        77,805
     Preuksa Real Estate PCL (Foreign) ..............................        168,300            58,563
     PTT Exploration & Production PCL (Foreign) .....................         23,500           123,041
    *PTT Global Chemical PCL (Foreign) ..............................        214,545           456,998
     PTT PCL (Foreign) ..............................................         41,700           414,966
    *PTT PCL (Foreign) NVDR .........................................          6,500            64,683
     Quality Houses PCL (Foreign) ...................................        481,300            21,130
     Ratchaburi Electricity Generating Holding PCL (Foreign) ........         39,100            52,451
     Robinson Department Store PCL (Foreign) ........................         13,800            14,810
     Rojana Industrial Park PCL (Foreign) ...........................        149,500            31,602
    *Sahaviriya Steel Industries PCL (Foreign) ......................        741,840            16,405
     Siam Cement PCL (Foreign) (The) NVDR ...........................         10,400           106,537
     Siam City Cement PCL (Foreign) .................................         13,200           100,878
     Siam Commercial Bank PCL (Foreign) .............................         15,700            59,992
     Siam Makro PCL (Foreign) .......................................         14,000            94,699
     Somboon Advance Technology PCL (Foreign) .......................         29,800            16,862
     Sri Trang Agro Industry PCL (Foreign) ..........................         14,300             8,836
    *Sri Trang Agro-Industry PCL (Foreign) NVDR .....................        105,300            65,063
     Supalai PCL (Foreign) ..........................................        222,900            90,610
    *Tata Steel (Thailand) PCL (Foreign) ............................      1,030,600            28,153
    *Thai Airways International PCL (Foreign) .......................        105,000            66,244
    *Thai Airways International PCL (Foreign) NVDR ..................         60,600            38,232
     Thai Oil PCL (Foreign) .........................................         81,600           154,576
     Thai Plastic & Chemicals PCL (Foreign) .........................         68,200            51,455
     Thai Stanley Electric PCL (Foreign) ............................          9,600            44,332
     Thai Tap Water Supply PCL (Foreign) ............................         64,900            10,426
     Thai Union Frozen Products PCL (Foreign) .......................         79,800           137,541
     Thai Vegetable Oil PCL (Foreign) ...............................         36,400            19,768
     Thanachart Capital PCL (Foreign) ...............................        143,400           115,186
     Thoresen Thai Agencies PCL (Foreign) ...........................         91,190            44,186
     Tisco Financial Group PCL (Foreign) ............................         70,800            79,434
     TMB Bank PCL (Foreign) .........................................      2,744,700           122,284
     Total Access Communication PCL (Foreign) .......................        114,100           278,293
     TPI Polene PCL (Foreign) .......................................        112,300            47,111
    *True Corp. PCL (Foreign) .......................................        540,290            49,900
    *True Corp. PCL (Foreign) NVDR ..................................        530,800            49,023
     Vanachai Group PCL (Foreign) ...................................         41,100             4,518
                                                                                       ---------------
TOTAL THAILAND ......................................................                        6,317,573
                                                                                       ---------------
TURKEY -- (0.4%)
     Adana Cimento Sanayii T.A.S. Series A ..........................         12,989            29,358
     Akbank T.A.S. ..................................................         36,621           133,373
     Akcansa Cimento Sanayi ve Ticaret A.S. .........................          9,502            35,965
    *Akenerji Elektrik Uretim A.S. ..................................         35,801            56,693
     Aksa Akrilik Kimya Sanayii A.S. ................................         22,500            57,797
    *Aksigorta A.S. .................................................         34,947            28,855
     Alarko Holding A.S. ............................................         25,818            46,038
    *Albaraka Turk Katilim Bankasi A.S. .............................         27,804            29,326
     Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S. ...........          1,996            20,933
     Anadolu Anonim Turk Sigorta Sirketi A.S. .......................         54,184            25,920
     Anadolu Cam Sanayii A.S. .......................................         18,215            32,844
     Anadolu Efes Biracilik ve Malt Sanayi A.S. .....................          4,187            50,745
     Arcelik A.S. ...................................................         43,402           166,305
     Aselsan Elektronik Sanayi Ve Ticaret A.S. ......................         13,484            57,573
    *Asya Katilim Bankasi A.S. ......................................         63,509            67,966
     Aygaz A.S. .....................................................         35,134           191,047
     Bagfas Bandirma Gubre Fabrikalari A.S. .........................            350            33,114
     Bati Anabolu Cimento A.S. ......................................          4,607            16,914
    *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S. .............          5,556            26,196
     BIM BirlesikMagazalar A.S. .....................................          2,110            64,140
     Bolu Cimento Sanayii A.S. ......................................         36,017            31,965


                                      1085

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TURKEY -- (Continued)
    *Borusan Mannesmann Boru Sanayi ve Ticaret A.S. .................          1,352   $        20,684
     Cimsa Cimento Sanayi ve Ticaret A.S. ...........................         13,328            57,606
    *Coca-Cola Icecek A.S. ..........................................          4,509            60,810
    *Deva Holding A.S. ..............................................          2,470             3,083
    *Dogan Sirketler Grubu Holdings A.S. ............................        130,448            47,796
    *Dogan Yayin Holding A.S. .......................................         58,453            21,761
    *Dogus Otomotiv Servis ve Ticaret A.S. ..........................         22,522            48,402
     EGE Seramik Sanayi ve Ticaret A.S. .............................         19,423            21,075
     EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
        Ticaret A.S. ................................................         74,964            91,801
     Enka Insaat ve Sanayi A.S. .....................................         12,860            33,128
     Eregli Demir ve Celik Fabrikalari T.A.S. .......................         80,208           165,411
     Ford Otomotiv Sanayi A.S. ......................................          9,472            68,856
    *Global Yatirim Holding A.S. ....................................         67,511            41,841
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S. ...........            901            30,176
     Goodyear Lastikleri T.A.S. .....................................          1,597            47,820
    *GSD Holding A.S. ...............................................         50,000            19,983
     Haci Omer Sabanci Holding A.S. .................................             --                 1
    *Hurriyet Gazetecilik ve Matbaacilik A.S. .......................         31,589            16,382
    *Ihlas Holding A.S. .............................................        131,496            63,742
    *Is Finansal Kiralama A.S. ......................................         21,832            12,511
    *Isiklar Yatirim Holding A.S. ...................................         51,167            26,783
    *Izmir Demir Celik Sanayi A.S. ..................................         68,712           141,206
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A ....         31,120            21,263
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D ....        103,836            48,002
     Kartonsan Karton Sanayi ve Ticaret A.S. ........................            618            68,438
    *Kerevitas Gida Sanayii ve Ticaret A.S. .........................            954            29,090
     Koc Holding A.S. Series B ......................................         47,269           168,022
    *Koza Anadolu Metal Madencilik Isletmeleri A.S. .................         13,622            31,335
     Netas Telekomunikasyon A.S. ....................................          1,158            97,714
     Nuh Cimento Sanayi A.S. ........................................          4,083            23,034
     Otokar Otomotive Ve Savunma Sanayi A.S. ........................          1,350            24,107
    *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S. .........          5,000            10,762
    *Petkim Petrokimya Holding A.S. .................................         38,764            52,958
     Pinar SUT Mamulleri Sanayii A.S. ...............................          5,677            49,202
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S. ............         10,116            23,834
     Sekerbank T.A.S. ...............................................         82,699            46,512
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ......................         71,616            67,751
    *TAV Havalimanlari Holding A.S. .................................          9,894            47,658
    *Tekfen Holding A.S. ............................................         22,283            76,266
     Tofas Turk Otomobil Fabrikasi A.S. .............................         14,097            54,180
     Trakya Cam Sanayii A.S. ........................................         26,521            42,506
     Tupras Turkiye Petrol Rafinerileri A.S. ........................          2,925            65,904
     Turcas Petrol A.S. .............................................         40,683            66,635
    *Turk Hava Yollari A.S. .........................................         76,663           110,625
    *Turkcell Iletisim Hizmetleri A.S. ..............................          1,136             5,594
    *Turkcell Iletisim Hizmetleri A.S. ADR ..........................          3,200            39,424
     Turkiye Garanti Bankasi A.S. ...................................         61,127           214,468
     Turkiye Halk Bankasi A.S. ......................................         12,538            77,050
     Turkiye Is Bankasi A.S. ........................................         92,063           213,977
     Turkiye Sinai Kalkinma Bankasi A.S. ............................        117,656           131,529
     Turkiye Sise ve Cam Fabrikalari A.S. ...........................         67,020           127,956
     Turkiye Vakiflar Bankasi T.A.O. ................................         79,200           134,582
     Ulker Biskuvi Sanayi A.S. ......................................         18,064            57,295
     Vestel Beyaz Esya Sanayi ve Ticaret A.S. .......................         14,500            16,710
    *Vestel Elektronik Sanayi ve Ticaret A.S. .......................         24,328            28,652
    *Yapi ve Kredi Bankasi A.S. .....................................         45,205            84,500
                                                                                       ---------------
TOTAL TURKEY ........................................................                        4,601,460
                                                                                       ---------------
UNITED KINGDOM -- (14.2%)
    *888 Holdings P.L.C. ............................................        114,100            60,277
     A.G. Barr P.L.C. ...............................................          2,494            48,437


                                      1086

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Aberdeen Asset Management P.L.C. ...............................        128,290   $       395,019
     Acal P.L.C. ....................................................          3,957            15,680
     Admiral Group P.L.C. ...........................................          7,927           149,511
     Aegis Group P.L.C. .............................................        161,140           353,704
    *Afren P.L.C. ...................................................         93,068           147,200
     African Barrick Gold, Ltd. .....................................          6,634            57,458
     Aga Rangemaster Group P.L.C. ...................................         23,457            28,725
     Aggreko P.L.C. .................................................         12,598           345,359
     Amec P.L.C. ....................................................         46,009           681,826
     Amlin P.L.C. ...................................................         87,662           404,327
     Anglo American P.L.C. ..........................................         83,163         3,048,792
     Anglo Pacific Group P.L.C. .....................................         12,369            53,448
     Anite P.L.C. ...................................................         25,991            27,794
     Antofagasta P.L.C. .............................................         42,486           823,349
     Arena Leisure P.L.C. ...........................................         29,322            17,907
     ARM Holdings P.L.C. ............................................         33,625           315,499
     ARM Holdings P.L.C. Sponsored ADR ..............................         10,000           280,900
     Ashmore Group P.L.C. ...........................................         27,484           153,340
     Ashtead Group P.L.C. ...........................................        131,407           326,993
     Associated British Foods P.L.C. ................................         32,004           568,036
     Assura Group, Ltd. .............................................         61,888            38,786
    #AstraZeneca P.L.C. Sponsored ADR ...............................         18,800           900,708
     Aveva Group P.L.C. .............................................          1,771            44,841
     Aviva P.L.C. ...................................................        259,294         1,414,593
     Axis-Shield P.L.C. .............................................          9,938            74,825
     Babcock International Group P.L.C. .............................         53,786           607,866
     BAE Systems P.L.C. .............................................        258,138         1,144,749
     Balfour Beatty P.L.C. ..........................................         96,474           389,195
     Barclays P.L.C. ................................................        504,400         1,563,609
     Barclays P.L.C. Sponsored ADR ..................................         22,067           276,058
    *Barratt Developments P.L.C. ....................................        170,369           242,744
     BBA Aviation P.L.C. ............................................         72,349           205,975
     Beazley P.L.C. .................................................        112,147           226,229
     Bellway P.L.C. .................................................         24,545           279,296
     Berendsen P.L.C. ...............................................         26,831           199,902
    *Berkeley Group Holdings P.L.C. (The) ...........................         19,640           393,836
     BG Group P.L.C. ................................................         77,099         1,671,814
     BHP Billiton P.L.C. ............................................         15,494           487,897
     BHP Billiton P.L.C. ADR ........................................          6,800           428,196
     Bodycote P.L.C. ................................................         42,113           190,534
     Booker Group P.L.C. ............................................         95,704           115,737
     Bovis Homes Group P.L.C. .......................................         26,592           200,676
     BP P.L.C. ......................................................          1,306             9,611
     BP P.L.C. Sponsored ADR ........................................        216,329         9,557,415
     Brammer P.L.C. .................................................          5,482            23,813
     Brewin Dolphin Holdings P.L.C. .................................         15,876            32,095
     British American Tobacco P.L.C. ................................         12,488           572,578
     British American Tobacco P.L.C. Sponsored ADR ..................          1,800           166,050
     British Sky Broadcasting Group P.L.C. Sponsored ADR ............          4,853           222,947
     Britvic P.L.C. .................................................         21,967           116,326
     BT Group P.L.C. Sponsored ADR ..................................         17,500           529,200
    *BTG P.L.C. .....................................................         50,010           221,705
     Bunzl P.L.C. ...................................................         28,040           362,715
     Burberry Group P.L.C. ..........................................         53,441         1,147,248
     Bwin.Party Digital Entertainment P.L.C. ........................         34,656            60,753
     Cable & Wireless Communications P.L.C. .........................        252,269           146,606
    *Cable & Wireless Worldwide P.L.C. ..............................        344,179           154,009
    *Cairn Energy P.L.C. ............................................         98,958           467,361
     Camellia P.L.C. ................................................            488            69,595
     Capita Group P.L.C. ............................................         16,762           195,569
     Capital & Counties Properties P.L.C. ...........................         14,668            42,330


                                      1087

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
    *Capital & Regional P.L.C. ......................................         19,615   $        10,698
     Carillion P.L.C. ...............................................         72,994           405,428
     Carnival P.L.C. ................................................         14,078           515,106
     Carnival P.L.C. ADR ............................................          1,244            45,468
     Carphone Warehouse Group P.L.C. ................................         39,638           222,946
     Castings P.L.C. ................................................          1,976             9,001
     Catlin Group, Ltd. .............................................         66,703           424,307
    *Centamin Egypt, Ltd. ...........................................        105,944           185,861
     Centrica P.L.C. ................................................        153,109           728,889
     Charles Stanley Group P.L.C. ...................................            382             1,800
     Charter International P.L.C. ...................................         21,254           306,131
     Chemring Group P.L.C. ..........................................         23,067           188,740
     Chesnara P.L.C. ................................................         16,414            50,993
     Chime Communications P.L.C. ....................................          5,226            16,976
     Cineworld Group P.L.C. .........................................          1,554             4,748
     Clarkson P.L.C. ................................................            124             2,082
    *Clinton Cards P.L.C. ...........................................         19,726             3,647
     Close Brothers Group P.L.C. ....................................         26,174           297,459
     Cobham P.L.C. ..................................................        145,538           419,988
     Collins Stewart Hawkpoint P.L.C. ...............................         29,710            29,041
    *Colt Group SA ..................................................         50,348            81,650
     Compass Group P.L.C. ...........................................         59,425           539,629
     Computacenter P.L.C. ...........................................         32,550           199,015
    *Connaught P.L.C. ...............................................         12,993                --
     Consort Medical P.L.C. .........................................          5,759            47,608
     Cookson Group P.L.C. ...........................................         51,235           393,819
     Costain Group P.L.C. ...........................................          7,600            23,871
     Cranswick P.L.C. ...............................................          7,431            82,552
     Croda International P.L.C. .....................................         10,466           294,234
     CSR P.L.C. .....................................................         40,886           118,580
     Daily Mail & General Trust P.L.C. Series A .....................         31,357           209,750
     Dairy Crest Group P.L.C. .......................................         26,309           145,892
     De La Rue P.L.C. ...............................................         10,502           142,270
     Debenhams P.L.C. ...............................................        191,188           199,284
     Dechra Pharmaceuticals P.L.C. ..................................          2,523            19,910
     Development Securities P.L.C. ..................................         21,496            67,029
     Devro P.L.C. ...................................................         25,804           101,913
     Diageo P.L.C. ..................................................         11,221           232,227
     Diageo P.L.C. Sponsored ADR ....................................          3,600           298,368
     Dignity P.L.C. .................................................          5,273            69,099
     Diploma P.L.C. .................................................         23,973           123,659
    *Dixons Retail P.L.C. ...........................................        676,121           128,369
     Domino Printing Sciences P.L.C. ................................         20,220           185,722
     Drax Group P.L.C. ..............................................         65,423           569,511
     DS Smith P.L.C. ................................................         82,444           281,667
     E2V Technologies P.L.C. ........................................         21,031            36,797
    *easyJet P.L.C. .................................................         33,010           189,179
     Electrocomponents P.L.C. .......................................         60,447           212,639
     Elementis P.L.C. ...............................................         78,622           181,500
    *EnQuest P.L.C. .................................................         80,097           138,482
    *Enterprise Inns P.L.C. .........................................        131,003            58,291
    *Essar Energy P.L.C. ............................................          4,282            20,996
    *Eurasia Drilling Co., Ltd. GDR .................................            364             8,525
     Eurasian Natural Resources Corp. P.L.C. ........................         20,458           215,488
     Euromoney Institutional Investor P.L.C. ........................         10,525           114,432
     Evolution Group P.L.C. .........................................         21,935            30,421
    *Exillon Energy P.L.C. ..........................................          2,394            11,517
     Experian P.L.C. ................................................         55,885           725,987
     F&C Asset Management P.L.C. ....................................        121,110           142,441
     Fenner P.L.C. ..................................................         46,111           251,560
     Fiberweb P.L.C. ................................................          5,671             3,724


                                      1088

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Fidessa Group P.L.C. ...........................................          2,349   $        61,311
     Filtrona P.L.C. ................................................         45,981           292,847
    *Findel P.L.C. ..................................................        158,182             9,719
     FirstGroup P.L.C. ..............................................         64,694           346,481
     Fortune Oil P.L.C. .............................................        115,186            17,668
     French Connection Group P.L.C. .................................         18,083            22,793
     Fresnillo P.L.C. ...............................................          3,049            82,661
     G4S P.L.C. .....................................................        216,764           847,479
     Galliford Try P.L.C. ...........................................         14,794           110,533
     Game Group P.L.C. ..............................................         99,165            30,751
    *Gem Diamonds, Ltd. .............................................         22,136            78,749
     Genus P.L.C. ...................................................         11,662           192,006
     GKN P.L.C. .....................................................        202,744           616,344
     GlaxoSmithKline P.L.C. Sponsored ADR ...........................         22,100           989,859
     Go-Ahead Group P.L.C. ..........................................          6,307           140,548
     Greene King P.L.C. .............................................         50,527           364,331
     Greggs P.L.C. ..................................................         20,903           171,485
     Halfords Group P.L.C. ..........................................         34,022           178,416
     Halma P.L.C. ...................................................         31,900           171,420
     Hansard Global P.L.C. ..........................................         17,609            46,721
    *Hardy Oil & Gas P.L.C. .........................................         11,545            28,402
     Hardy Underwriting Group P.L.C. ................................          1,763             6,231
     Hargreaves Lansdown P.L.C. .....................................         12,626           101,460
     Hays P.L.C. ....................................................         65,299            82,907
     Headlam Group P.L.C. ...........................................          8,095            34,673
     Helical Bar P.L.C. .............................................         19,925            63,763
     Henderson Group P.L.C. .........................................        113,395           218,351
    *Heritage Oil P.L.C. ............................................         18,791            65,769
     Hikma Pharmaceuticals P.L.C. ...................................         18,463           199,969
     Hill & Smith Holdings P.L.C. ...................................         15,225            65,247
     Hiscox, Ltd. ...................................................         66,640           407,274
     Hochschild Mining P.L.C. .......................................         26,850           192,346
     Hogg Robinson Group P.L.C. .....................................          5,147             4,350
     Home Retail Group P.L.C. .......................................        117,698           189,920
     Homeserve P.L.C. ...............................................         17,035            95,672
    *Howden Joinery Group P.L.C. ....................................         68,123           128,652
     HSBC Holdings P.L.C. ...........................................        333,472         2,966,404
     HSBC Holdings P.L.C. Sponsored ADR .............................        132,375         5,779,492
     Hunting P.L.C. .................................................         22,884           243,775
     Huntsworth P.L.C. ..............................................         53,480            53,613
     Hyder Consulting P.L.C. ........................................          2,420            13,177
     ICAP P.L.C. ....................................................         49,038           316,285
     IG Group Holdings P.L.C. .......................................         31,919           238,019
    *Imagination Technologies Group P.L.C. ..........................         28,730           211,213
     IMI P.L.C. .....................................................         39,971           526,790
     Imperial Tobacco Group P.L.C. ..................................         45,625         1,661,975
     Inchcape P.L.C. ................................................         60,962           325,042
     Informa P.L.C. .................................................         94,651           549,643
    *Inmarsat P.L.C. ................................................         30,750           231,972
    *Innovation Group P.L.C. ........................................        102,828            32,505
     Intercontinental Hotels Group P.L.C. ADR .......................         14,100           260,568
    *International Consolidated Airlines Group SA ...................        137,852           379,582
    *International Ferro Metals, Ltd. ...............................         99,556            33,670
     International Power P.L.C. .....................................        172,133           933,767
     Interserve P.L.C. ..............................................         29,922           158,577
     Intertek Group P.L.C. ..........................................          6,743           222,322
     Invensys P.L.C. ................................................         49,272           178,255
     Investec P.L.C. ................................................        107,631           652,088
    *IP Group P.L.C. ................................................         40,893            46,179
     ITE Group P.L.C. ...............................................         13,684            41,254
    *ITV P.L.C. .....................................................        527,914           540,910


                                      1089

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     James Fisher & Sons P.L.C. .....................................          7,969   $        70,992
     Jardine Lloyd Thompson Group P.L.C. ............................         12,197           140,624
    *JD Sports Fashion P.L.C. .......................................          1,282            17,182
     JD Wetherspoon P.L.C. ..........................................         23,870           165,206
     JKX Oil & Gas P.L.C. ...........................................         20,803            52,586
     John Menzies P.L.C. ............................................         16,607           130,914
     John Wood Group P.L.C. .........................................         54,539           539,980
     Johnson Matthey P.L.C. .........................................         23,601           709,893
    *Jupiter Fund Management P.L.C. .................................          9,458            35,996
     Kazakhmys P.L.C. ...............................................         30,544           451,549
     Kcom Group P.L.C. ..............................................         56,484            66,335
     Keller Group P.L.C. ............................................          8,903            52,475
     Kesa Electricals P.L.C. ........................................         78,383           129,582
     Kier Group P.L.C. ..............................................          5,704           128,660
     Kingfisher P.L.C. ..............................................        409,408         1,696,213
    *Kofax P.L.C. ...................................................          8,547            37,558
     Ladbrokes P.L.C. ...............................................         78,214           173,226
     Laird P.L.C. ...................................................         39,349            94,140
     Lamprell P.L.C. ................................................         26,961           104,514
     Lancashire Holdings, Ltd. ......................................         25,066           287,776
     Laura Ashley Holdings P.L.C. ...................................         51,893            16,613
     Lavendon Group P.L.C. ..........................................         44,236            64,935
     Legal & General Group P.L.C. ...................................      1,002,504         1,766,020
    *Lloyds Banking Group P.L.C. ....................................        735,935           380,569
    *Lloyds Banking Group P.L.C. Sponsored ADR ......................        257,003           529,426
     Logica P.L.C. ..................................................        214,297           321,562
     London Stock Exchange Group P.L.C. .............................         22,657           327,094
    *Lonmin P.L.C. ..................................................         19,787           344,120
     Lookers P.L.C. .................................................         34,191            29,684
     Low & Bonar P.L.C. .............................................         44,867            32,303
     Man Group P.L.C. ...............................................        258,929           618,976
     Management Consulting Group P.L.C. .............................         23,934            12,784
     Marks & Spencer Group P.L.C. ...................................        188,033           969,424
     Marshalls P.L.C. ...............................................         34,860            48,194
     Marston's P.L.C. ...............................................         83,842           130,363
     McBride P.L.C. .................................................         42,318            92,765
    *McBride P.L.C. Redeemable B Shares .............................      2,031,264             3,266
     Mears Group P.L.C. .............................................          5,918            25,189
     Mecom Group P.L.C. .............................................          2,872             7,136
     Meggitt P.L.C. .................................................        126,689           781,873
     Melrose P.L.C. .................................................         67,955           358,904
     Melrose Resources P.L.C. .......................................          2,371             4,247
     Michael Page International P.L.C. ..............................         20,330           130,874
     Millennium & Copthorne Hotels P.L.C. ...........................         26,487           189,373
    *Misys P.L.C. ...................................................         28,894           135,311
    *Mitchells & Butlers P.L.C. .....................................         38,545           148,464
     Mitie Group P.L.C. .............................................         74,055           298,878
     Mondi P.L.C. ...................................................         67,421           512,781
     Moneysupermarket.com Group P.L.C. ..............................         76,979           130,148
     Morgan Crucible Co. P.L.C. .....................................         61,543           279,297
     Morgan Sindall P.L.C. ..........................................          6,889            61,281
     Mothercare P.L.C. ..............................................         19,114            51,570
    *Mouchel Group P.L.C. ...........................................          5,749             1,239
     N Brown Group P.L.C. ...........................................         29,289           124,114
     National Express Group P.L.C. ..................................         68,518           253,090
     National Grid P.L.C. ...........................................          3,316            32,968
     National Grid P.L.C. Sponsored ADR .............................         15,882           795,212
     Next P.L.C. ....................................................         12,985           532,205
    *Northgate P.L.C. ...............................................         22,554            93,365
     Novae Group P.L.C. .............................................         10,009            47,180
     Old Mutual P.L.C. ..............................................        719,530         1,265,028


                                      1090

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Oxford Instruments P.L.C. ......................................          5,840   $        71,907
     Pace P.L.C. ....................................................         58,128            73,793
     PayPoint P.L.C. ................................................          4,568            37,032
     Pearson P.L.C. .................................................          3,121            57,335
     Pearson P.L.C. Sponsored ADR ...................................         62,532         1,150,589
    *Pendragon P.L.C. ...............................................        223,487            34,164
     Pennon Group P.L.C. ............................................         35,474           396,270
     Persimmon P.L.C. ...............................................         49,363           393,652
     Petrofac, Ltd. .................................................         18,548           426,063
     Petropavlovsk P.L.C. ...........................................         21,675           255,127
     Phoenix Group Holdings P.L.C. ..................................             98               820
     Phoenix IT Group, Ltd. .........................................          2,221             6,952
     Photo-Me International P.L.C. ..................................         39,461            39,173
     Premier Farnell P.L.C. .........................................         42,543           119,355
    *Premier Foods P.L.C. ...........................................        533,257            33,575
    *Premier Oil P.L.C. .............................................         44,108           259,663
     Provident Financial P.L.C. .....................................          8,011           142,384
     Prudential P.L.C. ..............................................        133,912         1,383,190
     Prudential P.L.C. ADR ..........................................         27,218           562,596
    *Punch Taverns P.L.C. ...........................................        158,338            26,675
     PV Crystalox Solar P.L.C. ......................................         43,221             5,289
     PZ Cussons P.L.C. ..............................................         17,339           102,393
     Qinetiq P.L.C. .................................................        141,445           265,100
    *Quintain Estates & Development P.L.C. ..........................         59,057            35,292
     Randgold Resources, Ltd. .......................................            980           107,180
     Rathbone Brothers P.L.C. .......................................         11,640           214,189
    *Raven Russia, Ltd. .............................................          6,542             5,811
     Reckitt Benckiser Group P.L.C. .................................         10,751           551,845
    *Redrow P.L.C. ..................................................         45,516            85,130
     Reed Elsevier P.L.C. ADR .......................................          5,600           191,464
     Regus P.L.C. ...................................................        126,840           153,949
     Renishaw P.L.C. ................................................          5,546            86,886
    *Rentokil Initial P.L.C. ........................................        186,918           215,565
     Resolution, Ltd. ...............................................        272,383         1,198,727
     Restaurant Group P.L.C. ........................................         12,241            58,903
     Rexam P.L.C. ...................................................        163,134           904,250
     Ricardo P.L.C. .................................................         11,315            66,646
     Rightmove P.L.C. ...............................................         14,038           293,717
     Rio Tinto P.L.C. ...............................................         18,769         1,015,381
     Rio Tinto P.L.C. Sponsored ADR .................................         19,830         1,072,010
     RM P.L.C. ......................................................         12,287            13,224
     Robert Walters P.L.C. ..........................................         18,804            61,962
     Robert Wiseman Dairies P.L.C. ..................................          6,656            30,865
    *Rolls-Royce Holdings P.L.C. (B4RNCM5) ..........................      8,081,280            12,994
    *Rolls-Royce Holdings P.L.C. (B63H849) ..........................        117,120         1,318,356
     Rotork P.L.C. ..................................................          4,228           114,039
    *Royal Bank of Scotland Group P.L.C. ............................      1,024,822           395,499
    *Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............          1,100             8,514
     Royal Dutch Shell P.L.C. ADR ...................................        151,539        10,880,500
     Royal Dutch Shell P.L.C. Series A ..............................          1,506            53,350
     Royal Dutch Shell P.L.C. Series B ..............................         59,695         2,141,744
     RPC Group P.L.C. ...............................................         36,380           206,415
     RPS Group P.L.C. ...............................................         57,716           167,147
     RSA Insurance Group P.L.C. .....................................        695,964         1,242,888
     SABmiller P.L.C. ...............................................         30,600         1,114,457
     Safestore Holdings P.L.C. ......................................         11,971            19,917
     Sage Group P.L.C. ..............................................        212,118           946,031
     Sainsbury (J.) P.L.C. ..........................................        144,155           690,784
    *Salamander Energy P.L.C. .......................................         29,083            92,665
     Savills P.L.C. .................................................         23,077           114,959
     Schroders P.L.C. ...............................................         18,321           422,269


                                      1091

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Schroders P.L.C. Non-Voting ....................................          9,829   $       196,528
     SDL P.L.C. .....................................................         20,333           214,952
     Senior P.L.C. ..................................................        105,537           281,399
     Serco Group P.L.C. .............................................         32,073           267,088
     Severfield-Rowen P.L.C. ........................................         15,630            40,097
     Severn Trent P.L.C. ............................................         15,220           370,463
     Shanks Group P.L.C. ............................................         87,744           155,654
     Shire P.L.C. ADR ...............................................          3,900           367,770
    *SIG P.L.C. .....................................................         82,447           127,033
     Smith & Nephew P.L.C. Sponsored ADR ............................          6,000           275,160
     Smiths Group P.L.C. ............................................         16,965           260,375
     Smiths News P.L.C. .............................................         40,578            62,426
    *Soco International P.L.C. ......................................         32,856           173,447
    *Southern Cross Healthcare P.L.C. ...............................         27,892             2,803
     Spectris P.L.C. ................................................         10,654           217,676
     Speedy Hire P.L.C. .............................................         55,394            18,251
     Spirax-Sarco Engineering P.L.C. ................................          8,485           260,652
     Spirent Communications P.L.C. ..................................         84,310           169,054
    *Spirit Pub Co. P.L.C. ..........................................        158,338           121,567
    *Sports Direct International P.L.C. .............................         38,350           141,264
     SSE P.L.C. .....................................................         53,221         1,149,901
     St. Ives Group P.L.C. ..........................................          9,000            12,951
     St. James's Place P.L.C. .......................................         25,442           143,887
     St. Modwen Properties P.L.C. ...................................         38,644            77,340
     Stagecoach Group P.L.C. ........................................         47,325           188,121
     Standard Chartered P.L.C. ......................................        158,961         3,709,243
     Standard Life P.L.C. ...........................................        397,367         1,370,666
     Sthree P.L.C. ..................................................         10,289            46,996
     Synergy Health P.L.C. ..........................................         14,501           193,875
     TalkTalk Telecom Group P.L.C. ..................................         79,276           165,040
    *Talvivaara Mining Co. P.L.C. ...................................          3,614            13,405
     Tate & Lyle P.L.C. .............................................         66,559           696,365
    *Taylor Wimpey P.L.C. ...........................................        767,384           454,193
    *Telecity Group P.L.C. ..........................................         21,324           204,768
     Tesco P.L.C. ...................................................        362,537         2,337,424
     Thomas Cook Group P.L.C. .......................................        118,795            98,573
     Topps Tiles P.L.C. .............................................         17,420             8,787
     Travis Perkins P.L.C. ..........................................         44,238           625,713
    *Trinity Mirror P.L.C. ..........................................         56,180            43,748
     TT electronics P.L.C. ..........................................         33,119            83,540
     TUI Travel P.L.C. ..............................................         97,569           266,989
     Tullett Prebon P.L.C. ..........................................         44,670           251,884
     Tullow Oil P.L.C. ..............................................         20,507           460,749
     UBM P.L.C. .....................................................         25,364           206,460
    *UK Coal P.L.C. .................................................         35,646            19,397
     Ultra Electronics Holdings P.L.C. ..............................          4,118           105,066
     Umeco P.L.C. ...................................................          3,706            14,959
     Unilever P.L.C. ................................................            294             9,855
     Unilever P.L.C. Sponsored ADR ..................................         10,600           356,690
    *Unite Group P.L.C. .............................................         20,162            57,118
     United Utilities Group P.L.C. ..................................         41,215           401,773
     United Utilities Group P.L.C. ADR ..............................            154             2,980
    *Vectura Group P.L.C. ...........................................         34,973            34,207
     Vedanta Resources P.L.C. .......................................         17,480           356,785
     Victrex P.L.C. .................................................          5,665           115,230
     Vitec Group P.L.C. (The) .......................................          9,565            92,117
     Vodafone Group P.L.C. ..........................................         13,189            36,622
     Vodafone Group P.L.C. Sponsored ADR ............................        343,133         9,552,823
     Weir Group P.L.C. (The) ........................................         28,894           885,219
     WH Smith P.LC ..................................................         15,166           133,405
     Whitbread P.L.C. ...............................................         25,690           682,619


                                      1092

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     William Hill P.L.C. ............................................        118,338   $       410,742
     William Morrison Supermarkets P.L.C. ...........................        212,266         1,029,366
     Wincanton P.L.C. ...............................................         14,780            17,169
    *Wolfson Microelectronics P.L.C. ................................         35,460            66,752
     Wolseley P.L.C. ................................................         50,810         1,465,158
     Wolseley P.L.C. ADR ............................................          1,000             2,890
     WPP P.L.C. .....................................................            641             6,635
     WPP P.L.C. Sponsored ADR .......................................         12,856           666,326
     WS Atkins P.L.C. ...............................................         10,816            99,492
     WSP Group P.L.C. ...............................................          6,174            22,830
    *Xchanging P.L.C. ...............................................         53,555            58,635
     Xstrata P.L.C. .................................................        176,940         2,947,206
   #*Yell Group P.L.C. ..............................................        588,557            34,167
     Yule Catto & Co. P.L.C. ........................................         26,581            72,549
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                      152,993,580
                                                                                       ---------------
UNITED STATES -- (0.0%)
    *Swisher Hygiene, Inc. ..........................................          8,454            36,859
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,023,393,594
                                                                                       ---------------
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
     AES Tiete SA ...................................................          7,800           111,672
     Alpargatas SA ..................................................         11,200            74,369
     Banco Bradesco SA Sponsored ADR ................................         61,703         1,122,995
     Banco Daycoval SA ..............................................         11,200            61,713
     Banco do Estado do Rio Grande do Sul SA ........................         29,650           312,932
     Banco Industrial e Comercial SA ................................         10,100            46,004
    *Banco Panamericano SA ..........................................         27,000           119,993
     Brasil Telecom SA ADR ..........................................          6,118           125,725
    #Braskem SA Preferred A Sponsored ADR ...........................          7,677           138,493
    *Braskem SA Preferred Series A ..................................         14,800           133,358
     Centrais Electricas de Santa Catarina SA Preferred Series B ....          2,600            56,033
    *Centrais Eletricas Brasilerias SA ..............................          4,000            54,984
     Cia Brasileira de Distribuicao Grupo Pao de Acucar SA ..........          2,800           108,373
    #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored
        ADR Series A ................................................         13,040           511,038
     Cia de Bebidas das Americas SA ADR .............................         10,500           354,060
     Cia de Gas de Sao Paulo SA Preferred Series A ..................          1,400            28,500
     Cia de Tecidos Norte de Minas - Coteminas SA ...................         11,500            24,382
     Cia de Transmissao de Energia Electrica Paulista SA Preferred
        Series A ....................................................          2,600            74,978
     Cia Energetica de Minas Gerais SA ..............................          4,262            71,395
    #Cia Energetica de Minas Gerais SA Sponsored ADR ................          8,112           138,228
     Cia Energetica de Sao Paulo SA Preferred Series B ..............         12,900           223,835
     Cia Energetica do Ceara SA Preferred Series A ..................          5,000           101,057
     Cia Ferro Ligas da Bahia - Ferbasa .............................         11,500            69,261
     Cia Paranaense de Energia SA Sponsored ADR Series A ............          6,500           131,170
     Confab Industrial SA ...........................................         46,690           143,862
     Contax Participacoes SA ........................................          6,800            76,482
     Eletropaulo Metropolitana Eletricidade de Sao Paulo SA .........          8,000           144,451
     Eucatex SA Industria e Comercio SA .............................          4,600            18,246
     Gerdau SA ......................................................          8,687            78,377
     Gerdau SA Sponsored ADR ........................................         63,846           575,891
     Gol Linhas Aereas Inteligentes SA ..............................          9,600            76,046
     Inepar SA Industria e Construcoes ..............................         14,900            25,862
     Itau Unibanco Holding SA .......................................         58,539         1,124,170
     Itau Unibanco Holding SA ADR ...................................         18,232           348,596
    *Klabin SA ......................................................        103,100           378,927
     Lojas Americanas SA ............................................         20,282           181,337
     Marcopolo SA ...................................................         45,300           204,752
     Parana Banco SA ................................................         12,000            69,127
     Petroleo Brasileiro SA ADR .....................................        116,010         2,933,893


                                      1093

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Randon Participacoes SA ........................................         26,400   $       168,993
     Saraiva SA Livreiros Editores ..................................          5,100            73,967
     Suzano Papel e Celullose SA ....................................         35,625           179,074
     TAM SA .........................................................         10,900           217,765
     Tele Norte Leste Participacoes SA ..............................          2,300            24,904
     Tele Norte Leste Participacoes SA ADR ..........................         13,200           143,220
     Telefonica Brasil SA ADR .......................................         12,260           355,785
     Telemar Norte Leste SA Preferred Series A ......................          4,700           128,173
     Ultrapar Participacoes SA Sponsored ADR ........................         35,912           637,797
    *Unipar Participacoes SA Preferred Series B .....................        143,600            29,275
     Universo Online SA .............................................         12,900           141,710
     Usinas Siderurgicas de Minas Gerais SA Perferred Series A ......         40,300           281,913
     Vale Fertilizantes SA ..........................................          7,100           100,203
     Vale SA Sponsored ADR ..........................................         56,150         1,325,140
                                                                                       ---------------
TOTAL BRAZIL ........................................................                       14,382,486
                                                                                       ---------------
CHILE -- (0.0%)
     Embotelladora Andina SA Preferred Series B .....................         17,884            85,064
                                                                                       ---------------
GERMANY -- (0.1%)
     Porsche Automobil Holding SE ...................................         12,175           709,256
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *TA Global Berhad ...............................................        152,220            13,326
                                                                                       ---------------
TOTAL PREFERRED STOCKS ..............................................                       15,190,132
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    *Arafura Resources, Ltd. Rights 11/22/11 ........................          7,933                84
                                                                                       ---------------
BELGIUM -- (0.0%)
    *Agfa-Gevaert NV STRIP VVPR .....................................         13,597                19
    *Elia System Operator SA NV STRIP VVPR ..........................            222                39
    *Nyrstar NV STRIP VVPR ..........................................         10,920                15
    *Tessenderlo Chemie NV STRIP VVPR ...............................            532                59
                                                                                       ---------------
TOTAL BELGIUM .......................................................                              132
                                                                                       ---------------
CANADA -- (0.0%)
    *Compton Petroleum Corp. Warrants 08/23/14 ......................            466             1,940
                                                                                       ---------------
CHINA -- (0.0%)
    *Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12 ..............          7,500                --
                                                                                       ---------------
HONG KONG -- (0.0%)
    *New World Development Co., Ltd. Rights 11/22/11 ................        135,912            46,361
                                                                                       ---------------
ITALY -- (0.0%)
    *Banca Popolare di Milano Scarl Rights 11/18/11 .................         85,386            80,459
                                                                                       ---------------
NORWAY -- (0.0%)
    *DOF ASA Rights 10/31/11 ........................................          1,358                --
                                                                                       ---------------
SINGAPORE -- (0.0%)
    *Sinarmas Land, Ltd. Warrants 11/18/15 ..........................         83,112             5,961
    *Transcu Group, Ltd. Warrants 09/01/13 ..........................         27,000               430
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                            6,391
                                                                                       ---------------
SOUTH KOREA -- (0.0%)
    *Hanjin Shipping Co., Ltd. Rights 11/03/11 ......................          3,872            12,578
    *Samsung Securities Co., Ltd. Rights 11/23/11 ...................            887             9,282
    *Woori Investment & Securities Co., Ltd. Rights 11/22/11 ........          5,607            12,143
                                                                                      ---------------
TOTAL SOUTH KOREA ...................................................                           34,003
                                                                                       ---------------


                                      1094

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
TAIWAN -- (0.0%)
    *Ruentex Development Co., Ltd. Rights 11/14/11 ..................         10,199   $         2,812
                                                                                       ---------------
THAILAND -- (0.0%)
    *Rojana Industrial Park PCL (Foreign) Warrants 12/30/16 .........         49,833             4,376
                                                                                       ---------------
UNITED KINGDOM -- (0.0%)
    *Management Consulting Group P.L.C. Warrants 12/31/11 ...........          1,107               200
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS                                                                          176,758
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (3.7%)
 (S)@DFA Short Term Investment Fund .................................     33,989,531        33,989,531
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued
        at $6,016,682) to be repurchased at $5,898,726 ..............   $      5,899         5,898,708
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                       39,888,239
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $991,143,198) ..............................................                  $ 1,078,648,723
                                                                                       ===============


                                      1095

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (94.2%)
Consumer Discretionary -- (17.0%)
    *1-800-FLOWERS.COM, Inc. Class A ................................         23,896   $        68,104
     A.H. Belo Corp. Class A ........................................          2,331            11,655
     Aaron's, Inc. ..................................................            128             3,425
    *AC Moore Arts & Crafts, Inc. ...................................         29,088            45,959
     Acme United Corp. ..............................................          1,030             9,713
     American Greetings Corp. Class A ...............................         62,335           997,983
    *America's Car-Mart, Inc. .......................................          2,670            89,125
    *Arctic Cat, Inc. ...............................................         21,666           440,036
    *Ascent Capital Group, Inc. Class A .............................          6,983           317,657
    *Audiovox Corp. Class A .........................................         26,868           191,031
   #*AutoNation, Inc. ...............................................         58,733         2,287,063
    *Ballantyne Strong, Inc. ........................................          1,196             4,449
    #Barnes & Noble, Inc. ...........................................         39,682           486,898
     Bassett Furniture Industries, Inc. .............................          2,200            16,610
    *Beasley Broadcast Group, Inc. ..................................          9,471            37,126
   #*Beazer Homes USA, Inc. .........................................         50,253           108,044
     bebe stores, Inc. ..............................................         27,865           200,071
     Belo Corp. Class A .............................................         58,727           372,329
    *Benihana, Inc. .................................................          3,200            31,968
   #*Benihana, Inc. Class A .........................................         21,308           205,409
    *Biglari Holdings, Inc. .........................................          1,941           669,878
    *Bluegreen Corp. ................................................         13,073            29,545
     Blyth, Inc. ....................................................          5,078           283,505
     Bob Evans Farms, Inc. ..........................................         52,387         1,723,532
    #Books-A-Million, Inc. ..........................................         19,787            43,927
   #*Boyd Gaming Corp. ..............................................         27,300           176,904
    *Brookfield Residential Properties, Inc. ........................            382             2,769
    #Brown Shoe Co., Inc. ...........................................         53,916           480,392
   #*Build-A-Bear-Workshop, Inc. ....................................         30,090           197,089
   #*Cabela's, Inc. .................................................         68,528         1,707,718
    *Cache, Inc. ....................................................         19,682           103,527
     Callaway Golf Co. ..............................................        112,370           652,870
    *Cambium Learning Group, Inc. ...................................         37,138           122,555
    *Canterbury Park Holding Corp. ..................................          2,755            28,790
     Carnival Corp. .................................................        489,649        17,240,541
     Carriage Services, Inc. ........................................         19,816           118,103
   #*Cavco Industries, Inc. .........................................          5,860           263,876
     CBS Corp. Class A ..............................................         29,591           780,315
     CBS Corp. Class B ..............................................        881,609        22,754,328
   #*Charming Shoppes, Inc. .........................................        124,082           430,565
     Christopher & Banks Corp. ......................................         62,531           208,228
     Churchill Downs, Inc. ..........................................          7,341           352,882
     Cinemark Holdings, Inc. ........................................         14,500           299,715
    *Clear Channel Outdoor Holdings, Inc. Class A ...................         17,838           196,218
    *Coast Distribution System, Inc. (The) ..........................            547             1,482
    *Collective Brands, Inc. ........................................         59,190           864,766
     Comcast Corp. Class A ..........................................      3,570,978        83,739,434
     Comcast Corp. Special Class A ..................................      1,432,185        32,940,255
    *Conn's, Inc. ...................................................         17,163           158,071
    *Core-Mark Holding Co., Inc. ....................................         24,059           805,736
    *Corinthian Colleges, Inc. ......................................         23,500            44,885
     CSS Industries, Inc. ...........................................         12,410           261,603
    *Culp, Inc. .....................................................         10,136            86,967
    *Cybex International, Inc. ......................................         29,263            23,410
     D.R. Horton, Inc. ..............................................        208,125         2,316,431
    *dELiA*s, Inc. ..................................................         22,143            31,000
    *Delta Apparel, Inc. ............................................          7,832           141,054
     Destination Maternity Corp. ....................................          4,987            82,635


                                      1331

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Dillard's, Inc. Class A ........................................        120,300   $     6,199,059
   #*DineEquity, Inc. ...............................................          8,603           403,997
    *Discovery Communications, Inc. Class B .........................          3,937           168,071
    *Discovery Communications, Inc. Class C .........................          6,296           249,133
    *Dixie Group, Inc. (The) ........................................         11,800            36,934
    *Dolan Co. ......................................................         16,543           144,751
    *Dorman Products, Inc. ..........................................         11,239           428,318
    *Dover Downs Gaming & Entertainment, Inc. .......................          5,935            12,701
    *Dover Motorsports, Inc. ........................................         15,200            15,504
   #*DreamWorks Animation SKG, Inc. Class A .........................         14,055           260,720
    *Duckwall-ALCO Stores, Inc. .....................................            700             7,238
    *E.W. Scripps Co. Class A (The) .................................         32,496           271,017
   #*Education Management Corp. .....................................          9,138           181,481
     Educational Development Corp. ..................................          1,679             9,193
     Escalade, Inc. .................................................            377             2,024
    *Exide Technologies .............................................         12,623            56,803
    *Federal-Mogul Corp. ............................................         40,785           687,635
     Finish Line, Inc. Class A (The) ................................         16,885           339,388
    *Fisher Communications, Inc. ....................................         10,146           294,640
     Flanigan's Enterprises, Inc. ...................................            865             6,942
     Flexsteel Industries, Inc. .....................................          2,068            29,469
     Foot Locker, Inc. ..............................................        219,549         4,799,341
    #Fred's, Inc. Class A ...........................................         45,030           548,916
     Frisch's Restaurants, Inc. .....................................            600            11,460
    *Fuel Systems Solutions, Inc. ...................................          2,736            63,858
    *Full House Resorts, Inc. .......................................          1,074             3,093
    *Furniture Brands International, Inc. ...........................         37,020            70,708
     Gaiam, Inc. ....................................................          5,988            23,174
   #*GameStop Corp. Class A .........................................         95,200         2,434,264
     Gaming Partners International Corp. ............................            800             5,392
    #Gannett Co., Inc. ..............................................        118,629         1,386,773
   #*Gaylord Entertainment Co. ......................................         45,753         1,070,163
    *General Motors Co. .............................................        451,807        11,679,211
   #*Genesco, Inc. ..................................................         24,445         1,440,788
    *Gray Television, Inc. ..........................................          5,550            10,545
    *Great Wolf Resorts, Inc. .......................................         42,789           105,261
     Group 1 Automotive, Inc. .......................................         57,936         2,639,564
    *Hallwood Group, Inc. ...........................................            296             3,881
    *Hastings Entertainment, Inc. ...................................            400               800
     Haverty Furniture Cos., Inc. ...................................         34,353           399,182
    *Helen of Troy, Ltd. ............................................         64,389         1,862,774
    *Hollywood Media Corp. ..........................................         19,037            24,558
     Hooker Furniture Corp. .........................................         13,559           131,522
     Hot Topic, Inc. ................................................         32,189           243,349
   #*Hyatt Hotels Corp. Class A .....................................         12,101           450,036
    *Iconix Brand Group, Inc. .......................................         95,618         1,716,343
     International Speedway Corp. Class A ...........................         17,542           418,552
    *Isle of Capri Casinos, Inc. ....................................         15,000            81,600
    *J. Alexander's Corp. ...........................................          9,196            61,429
    #J.C. Penney Co., Inc. ..........................................        208,599         6,691,856
     JAKKS Pacific, Inc. ............................................         15,841           300,504
     Jarden Corp. ...................................................        108,050         3,460,842
    *Johnson Outdoors, Inc. Class A .................................         18,189           338,134
     Jones Group, Inc. (The) ........................................        106,821         1,193,191
    *Journal Communications, Inc. ...................................          8,192            31,621
    *Kenneth Cole Productions, Inc. Class A .........................          8,304            89,351
    *Kid Brands, Inc. ...............................................         10,476            30,695
     KSW, Inc. ......................................................            446             1,392
   #*K-Swiss, Inc. Class A ..........................................            639             2,876
     Lacrosse Footwear, Inc. ........................................            229             2,931
    *Lakeland Industries, Inc. ......................................         11,757            88,413


                                      1332

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Lakes Entertainment, Inc. ......................................         25,795   $        54,170
   #*La-Z-Boy, Inc. .................................................         42,332           430,093
    *Leapfrog Enterprises, Inc. .....................................          2,499             9,321
   #*Lee Enterprises, Inc. ..........................................         38,128            27,071
    #Lennar Corp. Class A ...........................................        224,100         3,706,614
     Lennar Corp. Class B Voting ....................................          7,868           100,160
    *Liberty Interactive Corp. Class A ..............................        882,463        14,498,867
    *Liberty Interactive Corp. Class B ..............................         35,706           588,435
   #*Liberty Media Corp. - Liberty Capital Class A ..................        175,704        13,497,581
    *Liberty Media Corp. - Liberty Capital Class B ..................          6,066           470,388
    *Liberty Media Corp. - Liberty Starz Class A ....................         20,742         1,416,679
    *Liberty Media Corp. - Liberty Starz Class B ....................          1,766           121,333
    #Lifetime Brands, Inc. ..........................................         17,058           208,619
     Lincoln Educational Services Corp. .............................          5,300            49,555
    #Lithia Motors, Inc. Class A ....................................         39,056           803,382
    *Live Nation Entertainment, Inc. ................................        147,097         1,381,241
     Lowe's Cos., Inc. ..............................................        435,760         9,159,675
   #*Luby's, Inc. ...................................................         42,423           204,903
    *M/I Homes, Inc. ................................................         37,930           283,337
     Mac-Gray Corp. .................................................         13,366           185,520
     Macy's, Inc. ...................................................        155,548         4,748,880
    *Madison Square Garden Co. (The) ................................         29,558           781,218
     Marcus Corp. ...................................................         25,596           305,104
    *MarineMax, Inc. ................................................         25,977           211,453
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................         11,763            45,523
    *McClatchy Co. (The) ............................................         24,935            39,148
    *McCormick & Schmick's Seafood Restaurants, Inc. ................         26,747           179,205
    #MDC Holdings, Inc. .............................................         18,400           412,160
   #*Media General, Inc. Class A ....................................         25,196            76,092
    #Men's Wearhouse, Inc. (The) ....................................         52,860         1,632,317
     Meredith Corp. .................................................          8,276           222,045
    *Meritage Homes Corp. ...........................................         28,156           499,769
   #*MGM Resorts International ......................................        251,100         2,892,672
    *Modine Manufacturing Co. .......................................            100             1,057
   #*Mohawk Industries, Inc. ........................................         98,740         5,198,661
    *Monarch Casino & Resort, Inc. ..................................          2,376            24,449
    *Morton's Restaurant Group, Inc. ................................          3,871            18,890
    *Motorcar Parts of America, Inc. ................................         14,074           139,614
     Movado Group, Inc. .............................................         30,500           510,265
    *MTR Gaming Group, Inc. .........................................         24,536            40,730
    *Multimedia Games Holding Co., Inc. .............................         26,639           176,084
    *Nautilus, Inc. .................................................          4,552             9,195
    *Navarre Corp. ..................................................            340               524
    *Nevada Gold & Casinos, Inc. ....................................            900             1,890
    *New Frontier Media, Inc. .......................................         20,483            21,917
   #*New York & Co., Inc. ...........................................          9,877            26,372
    #News Corp. Class A .............................................      2,360,850        41,362,092
     News Corp. Class B .............................................        937,272        16,730,305
   #*O'Charley's, Inc. ..............................................         21,778           135,241
    *Orient-Express Hotels, Ltd. Class A ............................         81,098           691,766
     Outdoor Channel Holdings, Inc. .................................         37,022           276,554
    *Pacific Sunwear of California, Inc. ............................         48,428            60,535
   #*Penn National Gaming, Inc. .....................................         37,015         1,332,540
     Penske Automotive Group, Inc. ..................................         59,294         1,209,005
    #Pep Boys - Manny, Moe & Jack (The) .............................         81,600           938,400
    *Perry Ellis International, Inc. ................................         23,892           599,689
    *Pinnacle Entertainment, Inc. ...................................         71,930           814,248
   #*Pulte Group, Inc. ..............................................        143,221           741,885
    #PVH Corp. ......................................................         40,464         3,010,926
    *Quiksilver, Inc. ...............................................         78,690           263,612
   #*Radio One, Inc. Class D ........................................         14,255            18,674


                                      1333

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Red Lion Hotels Corp. ..........................................         17,936   $       124,655
   #*Red Robin Gourmet Burgers, Inc. ................................         41,775         1,047,299
    #Regis Corp. ....................................................         57,983           948,602
     Rent-A-Center, Inc. ............................................         76,435         2,610,255
    *Rick's Cabaret International, Inc. .............................          9,575            74,876
    *Rocky Brands, Inc. .............................................         10,329           109,487
    #Royal Caribbean Cruises, Ltd. ..................................        322,500         9,584,700
    *Ruby Tuesday, Inc. .............................................         68,262           572,718
    #Ryland Group, Inc. (The) .......................................          1,304            17,604
    *Saga Communications, Inc. Class A ..............................          6,520           244,500
   #*Saks, Inc. .....................................................         82,702           874,160
     Salem Communications Corp. Class A .............................          5,831            14,519
     Scholastic Corp. ...............................................         38,300         1,028,355
    *Scientific Games Corp. Class A .................................         41,635           361,808
   #*Sears Holdings Corp. ...........................................        130,528        10,204,679
     Service Corp. International ....................................        277,569         2,775,690
    #Shiloh Industries, Inc. ........................................         24,793           195,865
    *Shoe Carnival, Inc. ............................................         22,300           608,567
   #*Skechers U.S.A., Inc. Class A ..................................         49,610           707,439
    #Sonic Automotive, Inc. Class A .................................          2,179            31,966
     Spartan Motors, Inc. ...........................................         24,445           119,780
     Speedway Motorsports, Inc. .....................................         53,933           701,129
    *Sport Chalet, Inc. Class A .....................................            875             1,566
    *Sport Chalet, Inc. Class B .....................................            299               701
     Stage Stores, Inc. .............................................         60,550           946,396
     Standard Motor Products, Inc. ..................................         26,552           412,884
    *Stanley Furniture Co., Inc. ....................................         16,348            50,515
    *Stein Mart, Inc. ...............................................         24,855           180,199
    *Steinway Musical Instruments, Inc. .............................         13,526           340,855
    #Stewart Enterprises, Inc. Class A ..............................         85,569           551,064
     Strattec Security Corp. ........................................          5,556           127,788
     Superior Industries International, Inc. ........................         40,100           733,429
    *Syms Corp. .....................................................          5,500            42,955
    *Systemax, Inc. .................................................         11,606           175,599
    *Tandy Brands Accessories, Inc. .................................          8,378             8,671
    *Tandy Leather Factory, Inc. ....................................            500             2,500
     Time Warner Cable, Inc. ........................................        693,942        44,197,166
     Time Warner, Inc. ..............................................      1,534,860        53,704,751
   #*Toll Brothers, Inc. ............................................        203,299         3,545,535
    *Trans World Entertainment Corp. ................................          5,781            11,504
   #*Tuesday Morning Corp. ..........................................         60,500           219,010
    *Unifi, Inc. ....................................................         54,085           419,159
     Vail Resorts, Inc. .............................................         27,000         1,203,120
    #Walt Disney Co. (The) ..........................................        117,100         4,084,448
    #Washington Post Co. Class B ....................................          5,780         1,966,125
     Wendy's Co. (The) ..............................................        242,704         1,228,082
   #*West Marine, Inc. ..............................................         26,563           241,458
    *Wet Seal, Inc. Class A (The) ...................................         21,936            91,912
     Whirlpool Corp. ................................................         30,049         1,526,790
    #Wyndham Worldwide Corp. ........................................        262,116         8,825,446
                                                                                       ---------------
Total Consumer Discretionary ........................................                      521,409,448
                                                                                       ---------------
Consumer Staples -- (7.4%)
     Alico, Inc. ....................................................            960            21,859
    *Alliance One International, Inc. ...............................         28,198            75,289
     Andersons, Inc. (The) ..........................................         17,074           630,372
     Archer-Daniels-Midland Co. .....................................        813,476        23,541,995
    #B&G Foods, Inc. ................................................         11,806           250,523
     Bunge, Ltd. ....................................................        121,368         7,496,901
   .*Cagle's, Inc. Class A ..........................................            955             3,772
     CCA Industries, Inc. ...........................................          8,323            41,781


                                      1334

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
   #*Central European Distribution Corp. ............................         57,775   $       311,985
    *Central Garden & Pet Co. .......................................         37,083           320,768
   #*Central Garden & Pet Co. Class A ...............................         48,053           422,386
    *Chiquita Brands International, Inc. ............................         70,190           623,287
   #*Constellation Brands, Inc. Class A .............................        249,042         5,035,629
    *Constellation Brands, Inc. Class B .............................         12,715           258,496
     Corn Products International, Inc. ..............................         62,117         3,012,674
    *Craft Brewers Alliance, Inc. ...................................         10,269            67,262
     CVS Caremark Corp. .............................................      1,510,745        54,840,043
    *Dean Foods Co. .................................................         84,148           817,919
    *Dole Food Co., Inc. ............................................         18,439           195,085
    *Elizabeth Arden, Inc. ..........................................         21,291           729,855
     Farmer Brothers Co. ............................................         11,045            64,613
    *Fortune Brands, Inc. ...........................................        149,626         7,396,013
     Fresh Del Monte Produce, Inc. ..................................         33,373           849,677
    *Griffin Land & Nurseries, Inc. .................................          1,500            40,230
    *Hain Celestial Group, Inc. (The) ...............................         51,146         1,716,460
     Imperial Sugar Co. .............................................         14,949           101,205
     Ingles Markets, Inc. Class A ...................................         12,616           190,502
     J.M. Smucker Co. ...............................................        108,204         8,333,872
    *John B. Sanfilippo & Son, Inc. .................................          9,100            78,260
    #Kraft Foods, Inc. Class A ......................................      2,081,099        73,213,063
    *Mannatech, Inc. ................................................         10,658             6,501
    #MGP Ingredients, Inc. ..........................................          5,188            34,033
     Molson Coors Brewing Co. Class A ...............................          1,908            81,806
     Molson Coors Brewing Co. Class B ...............................        190,750         8,076,355
     Nash-Finch Co. .................................................          3,250            85,540
    *Nutraceutical International Corp. ..............................         17,801           245,654
     Oil-Dri Corp. of America .......................................            247             4,952
   #*Omega Protein Corp. ............................................         27,752           300,554
    *Pantry, Inc. ...................................................         26,158           369,874
    *Parlux Fragrances, Inc. ........................................          2,705             9,089
    *Physicians Formula Holdings, Inc. ..............................         15,201            46,819
   #*Prestige Brands Holdings, Inc. .................................        112,017         1,185,140
   #*Ralcorp Holdings, Inc. .........................................         59,647         4,821,863
    #Safeway, Inc. ..................................................         55,802         1,080,885
    #Sanderson Farms, Inc. ..........................................         16,100           796,950
    *Seneca Foods Corp. Class A .....................................          4,866           102,429
    *Seneca Foods Corp. Class B .....................................            300             6,153
    *Smart Balance, Inc. ............................................         66,458           435,300
   #*Smithfield Foods, Inc. .........................................        185,173         4,233,055
     Snyders-Lance, Inc. ............................................         13,134           278,703
     Spartan Stores, Inc. ...........................................         22,838           390,987
    *Spectrum Brands Holdings, Inc. .................................         46,130         1,170,779
     SUPERVALU, Inc. ................................................        191,716         1,537,562
    *Susser Holdings Corp. ..........................................         14,936           327,995
    *TreeHouse Foods, Inc. ..........................................         16,925         1,038,180
     Tyson Foods, Inc. Class A ......................................        405,030         7,817,079
    #Universal Corp. ................................................         18,490           791,742
     Weis Markets, Inc. .............................................         10,880           430,304
    *Winn-Dixie Stores, Inc. ........................................         92,300           585,182
                                                                                       ---------------
Total Consumer Staples ..............................................                      226,973,241
                                                                                       ---------------
Energy -- (15.2%)
    *Adams Resources & Energy, Inc. .................................          6,758           160,165
    #Alon USA Energy, Inc. ..........................................         33,484           254,478
     Anadarko Petroleum Corp. .......................................        845,068        66,337,838
     Apache Corp. ...................................................        214,628        21,383,388
   #*Approach Resources, Inc. .......................................          7,782           189,959
     Baker Hughes, Inc. .............................................        100,807         5,845,798
    *Barnwell Industries, Inc. ......................................          8,038            27,410


                                      1335

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Basic Energy Services, Inc. ....................................         52,227   $       957,843
     Berry Petroleum Co. Class A ....................................         54,457         1,881,489
    *Bill Barrett Corp. .............................................         34,200         1,422,720
    *Bolt Technology Corp. ..........................................          4,363            43,979
     Bristow Group, Inc. ............................................         41,500         2,065,870
     Cabot Oil & Gas Corp. ..........................................         25,205         1,958,933
   #*Cal Dive International, Inc. ...................................         60,773           136,132
     Chesapeake Energy Corp. ........................................        624,655        17,565,299
     Chevron Corp. ..................................................         99,970        10,501,848
     Cimarex Energy Co. .............................................          8,339           533,696
    *Complete Production Services, Inc. .............................         20,904           685,651
   #*Comstock Resources, Inc. .......................................         32,421           591,359
     ConocoPhillips .................................................      1,766,829       123,059,640
    *Crimson Exploration, Inc. ......................................         30,292            90,270
     Crosstex Energy, Inc. ..........................................         46,661           607,993
    *CVR Energy, Inc. ...............................................         18,688           462,715
    *Dawson Geophysical Co. .........................................          4,547           131,408
     Delek US Holdings, Inc. ........................................         63,356           917,395
   #*Denbury Resources, Inc. ........................................        227,307         3,568,720
     DHT Holdings, Inc. .............................................         33,011            52,818
    *Double Eagle Petroleum Co. .....................................          6,032            53,564
   #*Endeavour International Corp. ..................................         16,456           152,712
    *Energy Partners, Ltd. ..........................................         27,792           398,537
    *ENGlobal Corp. .................................................          2,318             6,050
   #*Exterran Holdings, Inc. ........................................         85,189           809,296
   #*GeoResources, Inc. .............................................          4,000           106,160
   #*Global Industries, Ltd. ........................................         36,106           287,043
   #*Green Plains Renewable Energy, Inc. ............................         16,060           167,988
     Gulf Island Fabrication, Inc. ..................................         14,148           394,022
    *Gulfmark Offshore, Inc. Class A ................................         35,505         1,476,653
    *Harvest Natural Resources, Inc. ................................         45,263           482,956
    *Helix Energy Solutions Group, Inc. .............................         93,310         1,685,179
     Helmerich & Payne, Inc. ........................................        106,356         5,656,012
    *Hercules Offshore, Inc. ........................................        118,866           450,502
     Hess Corp. .....................................................        378,130        23,655,813
    *HKN, Inc. ......................................................         24,730            53,417
   #*Hornbeck Offshore Services, Inc. ...............................         16,700           548,428
    *Key Energy Services, Inc. ......................................         56,774           734,088
     Marathon Oil Corp. .............................................        903,937        23,529,480
     Marathon Petroleum Corp. .......................................        451,968        16,225,651
   #*Matrix Service Co. .............................................         11,995           127,387
    *Mitcham Industries, Inc. .......................................          7,044           102,702
     Murphy Oil Corp. ...............................................        189,426        10,488,518
    *Nabors Industries, Ltd. ........................................        276,982         5,077,080
     National Oilwell Varco, Inc. ...................................        366,663        26,154,072
    *Natural Gas Services Group, Inc. ...............................         17,452           240,140
    *Newpark Resources, Inc. ........................................        101,220           903,895
    #Noble Energy, Inc. .............................................         58,128         5,193,156
    *Oil States International, Inc. .................................         25,058         1,744,287
     Overseas Shipholding Group, Inc. ...............................         27,500           343,200
    *Parker Drilling Co. ............................................        117,663           650,676
     Patterson-UTI Energy, Inc. .....................................        152,325         3,095,244
   #*Petroleum Development Corp. ....................................         26,573           693,821
    *PHI, Inc. Non-Voting ...........................................         21,578           476,226
    *PHI, Inc. Voting ...............................................          1,099            23,161
   #*Pioneer Drilling Co. ...........................................         67,927           671,798
     Pioneer Natural Resources Co. ..................................        134,949        11,322,221
    *Plains Exploration & Production Co. ............................        162,430         5,116,545
     QEP Resources, Inc. ............................................         33,043         1,174,679
    *REX American Resources Corp. ...................................          4,050            73,872
   #*Rosetta Resources, Inc. ........................................         54,233         2,404,691


                                      1336

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
   #*Rowan Cos., Inc. ...............................................        121,858   $     4,202,882
     SEACOR Holdings, Inc. ..........................................         36,653         3,121,003
    *SemGroup Corp. Class A .........................................          4,727           132,261
    #Ship Finance International, Ltd. ...............................         10,481           149,983
     Sunoco, Inc. ...................................................        149,214         5,555,237
    *Swift Energy Co. ...............................................         61,413         1,880,466
     Teekay Corp. ...................................................         34,743           894,980
    *Tesco Corp. ....................................................          1,751            27,088
    *Tesoro Corp. ...................................................        168,807         4,378,854
    *Tetra Technologies, Inc. .......................................         13,070           124,165
    *TGC Industries, Inc. ...........................................          1,445             8,063
     Tidewater, Inc. ................................................         50,804         2,501,081
    *Transocean, Ltd. ...............................................         84,455         4,826,603
   #*Triangle Petroleum Corp. .......................................          1,550             8,742
   #*Union Drilling, Inc. ...........................................         22,000           164,780
    *Unit Corp. .....................................................         57,000         2,796,420
   #*USEC, Inc. .....................................................        168,662           354,190
     Valero Energy Corp. ............................................        658,099        16,189,235
    *Weatherford International, Ltd. ................................        185,733         2,878,861
    *Western Refining, Inc. .........................................         68,485         1,094,390
    *Whiting Petroleum Corp. ........................................         25,307         1,178,041
    *Willbros Group, Inc. ...........................................         21,126           107,531
                                                                                       ---------------
Total Energy ........................................................                      466,960,592
                                                                                       ---------------
Financials -- (15.4%)
     1st Source Corp. ...............................................         43,218         1,038,961
    *1st United Bancorp, Inc. .......................................          2,162            11,199
    *21st Century Holding Co. .......................................         13,665            33,343
     ACE, Ltd. ......................................................         86,825         6,264,424
    *Affirmative Insurance Holdings, Inc. ...........................         14,714            20,894
    *Allegheny Corp. ................................................          6,181         1,961,355
     Alliance Bancorp, Inc. of Pennsylvania .........................            180             1,750
     Allied World Assurance Co. Holdings AG .........................         24,643         1,431,758
     Allstate Corp. (The) ...........................................        529,952        13,958,936
     Alterra Capital Holdings, Ltd. .................................         45,330           982,754
    *American Capital, Ltd. .........................................        422,803         3,285,179
    #American Equity Investment Life Holding Co. ....................         88,700           961,508
     American Financial Group, Inc. .................................        199,200         7,137,336
    *American Independence Corp. ....................................            866             4,066
     American National Insurance Co. ................................         38,939         2,782,581
    *American River Bankshares ......................................            634             3,157
    *American Safety Insurance Holdings, Ltd. .......................         16,471           336,173
   #*Ameris Bancorp .................................................         14,245           143,162
    *AmeriServe Financial, Inc. .....................................         33,075            64,496
    *Arch Capital Group, Ltd. .......................................         41,558         1,494,841
     Argo Group International Holdings, Ltd. ........................         38,796         1,171,251
     Aspen Insurance Holdings, Ltd. .................................        102,623         2,718,483
    *Asset Acceptance Capital Corp. .................................          5,900            17,700
     Associated Banc-Corp ...........................................        121,017         1,349,340
    #Assurant, Inc. .................................................         65,820         2,536,703
     Assured Guaranty, Ltd. .........................................        122,989         1,566,880
     Asta Funding, Inc. .............................................          8,875            71,532
    *Atlantic Coast Financial Corp. .................................            579               811
   #*Avatar Holdings, Inc. ..........................................         18,272           173,584
     Axis Capital Holdings, Ltd. ....................................        102,503         3,213,469
     Baldwin & Lyons, Inc. Class A ..................................            300             7,164
     Baldwin & Lyons, Inc. Class B ..................................          8,079           186,059
    *Bancorp, Inc. ..................................................          1,337            10,749
    #BancorpSouth, Inc. .............................................            924             9,027
   #*BancTrust Financial Group, Inc. ................................         33,553            54,691
     Bank Mutual Corp. ..............................................         56,876           189,397


                                      1337

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Bank of America Corp. ..........................................      5,238,734   $    35,780,553
     BankFinancial Corp. ............................................         39,867           318,936
     Banner Corp. ...................................................          9,331           163,946
     BCB Bancorp, Inc. ..............................................          1,359            13,250
     Berkshire Hills Bancorp, Inc. ..................................         37,198           744,704
    *BofI Holding, Inc. .............................................          8,423           128,872
     Boston Private Financial Holdings, Inc. ........................         28,409           215,340
     Capital City Bank Group, Inc. ..................................         16,844           171,640
    #Capital One Financial Corp. ....................................        571,140        26,078,252
     Capital Southwest Corp. ........................................          7,189           632,704
     CapitalSource, Inc. ............................................         46,829           297,832
     Capitol Federal Financial, Inc. ................................         33,905           376,006
     Cathay General Bancorp .........................................         55,293           773,549
     Centerstate Banks, Inc. ........................................          2,085            11,843
     Century Bancorp, Inc. Class A ..................................            595            16,107
     CFS Bancorp, Inc. ..............................................         14,148            69,042
     Chemical Financial Corp. .......................................            446             8,978
    *Chicopee Bancorp, Inc. .........................................          1,000            13,910
    *CIT Group, Inc. ................................................         39,411         1,373,473
     Citigroup, Inc. ................................................      1,957,922        61,850,756
    *Citizens Community Bancorp, Inc. ...............................         10,355            53,018
     Citizens South Banking Corp. ...................................          1,934             7,929
     CME Group, Inc. ................................................         82,877        22,837,586
     CNA Financial Corp. ............................................        313,566         8,340,856
    *CNO Financial Group, Inc. ......................................        228,298         1,426,862
     CoBiz Financial, Inc. ..........................................          4,003            21,216
     Codorus Valley Bancorp, Inc. ...................................            115             1,029
     Comerica, Inc. .................................................          3,474            88,761
    *Community West Bancshares ......................................            400               960
   #*CompuCredit Holdings Corp. .....................................         30,212            94,261
   #*Cowen Group, Inc. ..............................................         36,073            98,119
    *Crescent Financial Corp. .......................................         18,440            78,001
    #Delphi Financial Group, Inc. Class A ...........................          3,852           102,001
     Donegal Group, Inc. Class A ....................................         29,617           370,805
     Donegal Group, Inc. Class B ....................................            300             5,016
    *Doral Financial Corp. ..........................................          1,166             1,399
    *E*Trade Financial Corp. ........................................         89,699           973,234
     Eastern Insurance Holdings, Inc. ...............................         23,326           308,836
     Eastern Virginia Bankshares, Inc. ..............................            260               494
     Edelman Financial Group, Inc. ..................................         52,631           365,259
     EMC Insurance Group, Inc. ......................................         19,181           372,879
    *Encore Bancshares, Inc. ........................................          6,708            78,886
     Endurance Specialty Holdings, Ltd. .............................         76,288         2,837,914
     Enterprise Financial Services Corp. ............................          5,671            87,504
     ESB Financial Corp. ............................................            360             4,986
     ESSA Bancorp, Inc. .............................................          9,417           103,964
     Evans Bancorp, Inc. ............................................          1,681            20,290
     Everest Re Group, Ltd. .........................................         49,999         4,495,910
    *Farmers Capital Bank Corp. .....................................            818             3,354
     FBL Financial Group, Inc. Class A ..............................         35,719         1,166,225
     Federal Agricultural Mortgage Corp. Class A ....................            177             2,382
     Federal Agricultural Mortgage Corp. Class C ....................          8,800           177,584
     Fidelity Bancorp, Inc. .........................................            400             3,312
     Fidelity National Financial, Inc. Class A ......................         75,967         1,172,930
     Fidelity Southern Corp. ........................................          6,581            43,435
     Fifth Third Bancorp ............................................          9,458           113,591
    *First Acceptance Corp. .........................................         39,006            52,268
     First American Financial Corp. .................................         61,982           743,784
     First Bancorp ..................................................         13,653           173,120
    *First Bancshares, Inc. .........................................            400             2,058
     First Bancshares, Inc. (The) ...................................            300             2,400


                                      1338

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     First Busey Corp. ..............................................         12,450   $        63,495
     First Business Financial Services, Inc. ........................            482             7,751
    *First California Financial Group, Inc. .........................          3,631            11,873
     First Citizens BancShares, Inc. Class A ........................         10,917         1,780,017
     First Community Bancshares, Inc. ...............................          1,033            12,406
    *First Defiance Financial Corp. .................................         10,370           147,358
    *First Federal of Northern Michigan Bancorp, Inc. ...............            900             3,195
     First Financial Holdings, Inc. .................................         14,857           110,685
    *First Financial Northwest, Inc. ................................         25,471           141,109
    *First Financial Service Corp. ..................................            700             1,022
     First Interstate Bancsystem, Inc. ..............................          2,959            37,402
     First Merchants Corp. ..........................................         37,938           305,780
     First Midwest Bancorp, Inc. ....................................         10,824            97,524
     First Pactrust Bancorp, Inc. ...................................          2,850            35,853
   #*First Place Financial Corp. ....................................         21,198            17,815
    *First Security Group, Inc. .....................................          1,147             3,441
    *First South Bancorp, Inc. ......................................          1,978             7,912
    *FirstCity Financial Corp. ......................................          5,872            37,405
     Flagstone Reinsurance Holdings SA ..............................         45,783           388,698
     Flushing Financial Corp. .......................................          2,384            29,228
   #*FNB United Corp. ...............................................            549               126
     Fox Chase Bancorp, Inc. ........................................            999            12,647
    #German American Bancorp, Inc. ..................................          7,637           132,655
    *Gleacher & Co., Inc. ...........................................         45,986            58,862
    *Global Indemnity P.L.C. ........................................          7,702           155,503
     Great Southern Bancorp, Inc. ...................................          2,301            45,767
    *Greene Bancshares, Inc. ........................................         16,271            22,454
    *Guaranty Bancorp ...............................................         79,999           106,399
    *Guaranty Federal Bancshares, Inc. ..............................          1,684             9,616
    *Hallmark Financial Services, Inc. ..............................         26,292           204,026
    #Hampden Bancorp, Inc. ..........................................          5,886            73,869
    #Hancock Holding Co. ............................................          4,873           147,652
     Hanover Insurance Group, Inc. (The) ............................         88,829         3,389,715
   #*Harris & Harris Group, Inc. ....................................          3,828            15,044
     Hartford Financial Services Group, Inc. ........................        383,787         7,387,900
     HCC Insurance Holdings, Inc. ...................................         19,162           509,901
     Heartland Financial USA, Inc. ..................................          1,581            24,711
    *Heritage Commerce Corp. ........................................         23,031           111,240
     Heritage Financial Corp. .......................................            304             3,833
     HF Financial Corp. .............................................            400             3,712
    *Hilltop Holdings, Inc. .........................................         26,171           206,227
    *Hingham Institution for Savings ................................            500            23,980
    *HMN Financial, Inc. ............................................          3,456             6,428
    *Home Bancorp, Inc. .............................................          1,128            16,582
     Home Federal Bancorp, Inc. .....................................         12,680           127,434
     HopFed Bancorp, Inc. ...........................................          6,781            40,889
     Horace Mann Educators Corp. ....................................         58,206           782,871
     Horizon Bancorp ................................................            300             7,611
    *ICG Group, Inc. ................................................         11,998           129,458
     Independence Holding Co. .......................................         22,770           188,763
     Indiana Community Bancorp ......................................          2,029            30,780
     Infinity Property & Casualty Corp. .............................         16,579           960,919
     International Bancshares Corp. .................................          8,390           152,027
    *Intervest Bancshares Corp. .....................................          2,078             5,798
    *Investment Technology Group, Inc. ..............................         13,951           159,181
    *Investors Title Co. ............................................          1,169            42,283
     Kaiser Federal Financial Group, Inc. ...........................            527             6,198
     Kemper Corp. ...................................................         90,527         2,434,271
     Kentucky First Federal Bancorp .................................          2,800            17,276
     KeyCorp ........................................................        655,356         4,626,813
     Lakeland Bancorp, Inc. .........................................          5,819            54,059


                                      1339

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Landmark Bancorp, Inc. .........................................          1,701   $        26,782
    #Legg Mason, Inc. ...............................................        128,883         3,544,282
     Lincoln National Corp. .........................................        451,281         8,596,903
     LNB Bancorp, Inc. ..............................................         13,395            60,144
     Loews Corp. ....................................................        439,366        17,442,830
    *Louisiana Bancorp, Inc. ........................................          5,606            90,481
   #*Macatawa Bank Corp. ............................................         19,092            50,976
    *Magyar Bancorp, Inc. ...........................................            500             1,475
     Maiden Holdings, Ltd. ..........................................         25,254           205,820
    #MainSource Financial Group, Inc. ...............................         47,000           440,860
    *Marlin Business Services Corp. .................................         14,664           172,889
     MB Financial, Inc. .............................................         26,652           441,624
   #*MBIA, Inc. .....................................................        212,367         1,868,830
   #*MBT Financial Corp. ............................................         23,185            29,677
     MCG Capital Corp. ..............................................         24,147           112,042
     Meadowbrook Insurance Group, Inc. ..............................         39,471           408,920
     Medallion Financial Corp. ......................................         17,589           209,309
   #*Mercantile Bank Corp. ..........................................          4,748            43,349
    *Meridian Interstate Bancorp, Inc. ..............................          1,575            20,522
     Meta Financial Group, Inc. .....................................          1,251            18,953
    *MetLife, Inc. ..................................................      1,032,078        36,287,862
    *Metro Bancorp, Inc. ............................................         28,298           234,024
    *MetroCorp Bancshares, Inc. .....................................          2,250            14,130
    .#*MF Global Holdings, Ltd. .....................................         62,953            37,772
    *MGIC Investment Corp. ..........................................         63,595           169,163
     MicroFinancial, Inc. ...........................................          5,900            33,335
     MidWestOne Financial Group, Inc. ...............................            541             7,736
     Montpelier Re Holdings, Ltd. ...................................         54,346           951,055
     Morgan Stanley .................................................      1,224,333        21,597,234
     MutualFirst Financial, Inc. ....................................          2,300            17,181
    *NASDAQ OMX Group, Inc. (The) ...................................         58,425         1,463,546
     National Western Life Insurance Co. Class A ....................            900           129,393
    *Navigators Group, Inc. (The) ...................................          5,223           238,273
    *New Century Bancorp, Inc. ......................................            600             1,674
     New Hampshire Thrift Bancshares, Inc. ..........................          3,667            41,694
    *NewBridge Bancorp ..............................................         11,513            46,052
    *Newport Bancorp, Inc. ..........................................            700             8,687
    *NewStar Financial, Inc. ........................................         45,133           483,826
    *North Valley Bancorp ...........................................            907             9,161
     Northeast Community Bancorp, Inc. ..............................         18,190           105,138
     Northrim Bancorp, Inc. .........................................          6,379           120,882
     NYSE Euronext, Inc. ............................................            900            23,913
    #Old Republic International Corp. ...............................        357,183         3,157,498
    *Old Second Bancorp, Inc. .......................................          4,874             6,336
    *OmniAmerican Bancorp, Inc. .....................................            333             4,912
     Oppenheimer Holdings, Inc. Class A .............................          1,934            33,980
     Oriental Financial Group, Inc. .................................         15,035           159,221
     Pacific Continental Corp. ......................................            202             1,751
    *Pacific Mercantile Bancorp .....................................         16,756            50,938
    *Pacific Premier Bancorp, Inc. ..................................            100               652
    *Park Sterling Corp. ............................................          3,192            12,289
    *PartnerRe, Ltd. ................................................         52,224         3,249,377
   #*Penson Worldwide, Inc. .........................................         25,072            30,839
     Peoples Bancorp of North Carolina ..............................            250             1,392
     Peoples Bancorp, Inc. ..........................................         17,708           234,277
     People's United Financial, Inc. ................................         90,893         1,158,886
    *PHH Corp. ......................................................         92,304         1,703,009
    *Phoenix Cos., Inc. (The) .......................................         55,396            82,540
    *PICO Holdings, Inc. ............................................             82             1,873
    *Pinnacle Financial Partners, Inc. ..............................         51,523           773,360
    *Piper Jaffray Cos., Inc. .......................................            912            18,933


                                      1340

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Platinum Underwriters Holdings, Ltd. ...........................         25,125   $       870,079
    *Popular, Inc. ..................................................        565,367         1,051,583
     Porter Bancorp, Inc. ...........................................          1,737             4,447
    *Preferred Bank .................................................            235             1,892
    *Premier Financial Bancorp, Inc. ................................          1,301             6,154
     Presidential Life Corp. ........................................         29,727           294,892
    *Principal Financial Group, Inc. ................................        199,212         5,135,685
     Protective Life Corp. ..........................................         96,837         1,801,168
     Provident Financial Holdings, Inc. .............................            544             4,988
     Provident Financial Services, Inc. .............................         52,601           681,183
     Provident New York Bancorp .....................................         70,554           490,350
   #*Prudential Financial, Inc. .....................................        497,625        26,971,275
     Pulaski Financial Corp. ........................................          4,550            31,122
    #Radian Group, Inc. .............................................        102,845           241,686
     Regions Financial Corp. ........................................      1,304,230         5,125,624
     Reinsurance Group of America, Inc. .............................        169,166         8,835,540
     Renasant Corp. .................................................         46,114           664,964
    *Republic First Bancorp, Inc. ...................................          2,474             4,033
     Resource America, Inc. Class A .................................         21,502           104,715
    *Riverview Bancorp, Inc. ........................................         15,319            35,540
     Safety Insurance Group, Inc. ...................................         13,013           554,614
     Sandy Spring Bancorp, Inc. .....................................         12,420           211,264
    *Savannah Bancorp, Inc. (The) ...................................          2,998            16,789
     SeaBright Holdings, Inc. .......................................         40,890           293,590
     Selective Insurance Group, Inc. ................................         72,997         1,170,142
     SI Financial Group, Inc. .......................................          5,444            48,179
     Simmons First National Corp. Class A ...........................          2,049            53,192
     Somerset Hills Bancorp .........................................          4,317            33,068
    *Southern Community Financial Corp. .............................         29,890            31,534
    *Southern First Bancshares, Inc. ................................          1,006             7,867
     Southern Missouri Bancorp, Inc. ................................             41               918
   #*Southwest Bancorp, Inc. ........................................         23,408           110,018
     State Auto Financial Corp. .....................................         62,484           830,412
     StellarOne Corp. ...............................................         25,696           308,095
    #Stewart Information Services Corp. .............................         12,271           123,201
    *Stratus Properties, Inc. .......................................          3,069            22,803
   #*Sun Bancorp, Inc. ..............................................          4,338            12,884
     SunTrust Banks, Inc. ...........................................        556,519        10,980,120
     Susquehanna Bancshares, Inc. ...................................        152,889         1,109,974
     Symetra Financial Corp. ........................................         23,030           213,488
    #Synovus Financial Corp. ........................................         96,130           144,195
    *Taylor Capital Group, Inc. .....................................            878             8,157
     Teche Holding Co. ..............................................            600            19,020
   #*Tennessee Commerce Bancorp, Inc. ...............................            772               101
     TF Financial Corp. .............................................            630            12,222
    *Timberland Bancorp, Inc. .......................................          2,500            10,900
    #TowneBank ......................................................          8,057           100,390
     Transatlantic Holdings, Inc. ...................................         80,903         4,210,192
     Travelers Cos., Inc. (The) .....................................         71,478         4,170,741
   #*Tree.com, Inc. .................................................          5,635            30,429
     Umpqua Holdings Corp. ..........................................        104,400         1,195,380
     Unico American Corp. ...........................................          1,900            22,458
     Union First Market Bankshares Corp. ............................         14,214           182,223
   #*United Community Banks, Inc. ...................................         16,030           118,462
     United Financial Bancorp, Inc. .................................         11,124           179,541
     United Fire & Casualty Co. .....................................         41,412           778,960
    *United Security Bancshares .....................................            366             1,020
    *Unity Bancorp, Inc. ............................................          3,306            21,158
     Unum Group .....................................................        517,445        12,335,889
    #Validus Holdings, Ltd. .........................................         45,609         1,247,862
   #*Virginia Commerce Bancorp, Inc. ................................         22,274           141,663


                                      1341

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     VIST Financial Corp. ...........................................            271   $         1,843
     Washington Federal, Inc. .......................................          1,881            25,676
    *Waterstone Financial, Inc. .....................................          1,300             3,367
     Webster Financial Corp. ........................................          8,500           166,940
     WesBanco, Inc. .................................................         32,730           650,018
     West Bancorporation, Inc. ......................................         14,757           145,209
     Westfield Financial, Inc. ......................................          1,214             8,632
     White Mountains Insurance Group, Ltd. ..........................         18,187         7,638,540
     White River Capital, Inc. ......................................            300             5,772
    #Wintrust Financial Corp. .......................................         24,224           699,589
    #WR Berkley Corp. ...............................................          5,657           196,920
    *WSB Holdings, Inc. .............................................            100               228
     XL Group P.L.C. ................................................        199,510         4,337,347
    *Yadkin Valley Financial Corp. ..................................         16,710            35,425
     Zions Bancorporation ...........................................         91,968         1,596,564
    *ZipRealty, Inc. ................................................         10,028            18,953
                                                                                       ---------------
Total Financials ....................................................                      472,185,793
                                                                                       ---------------
Health Care -- (8.7%)
   #*Accuray, Inc. ..................................................          6,896            27,584
    *Addus HomeCare Corp. ...........................................          2,044             7,869
     Aetna, Inc. ....................................................        503,313        20,011,725
    *Affymax, Inc. ..................................................          6,200            32,984
    *Affymetrix, Inc. ...............................................         73,173           409,037
    *Albany Molecular Research, Inc. ................................         44,204           141,895
    *Alere, Inc. ....................................................         74,130         1,931,828
    *Allied Healthcare Products, Inc. ...............................          1,000             3,580
   #*Alphatec Holdings, Inc. ........................................         18,527            38,351
   #*AMAG Pharmaceuticals, Inc. .....................................            272             3,838
   #*Amedisys, Inc. .................................................         12,879           169,101
    *American Dental Partners, Inc. .................................         26,370           278,467
    *AMN Healthcare Services, Inc. ..................................         17,113            81,116
    *Amsurg Corp. ...................................................         29,396           744,601
     Analogic Corp. .................................................         10,032           542,531
    *AngioDynamics, Inc. ............................................         47,752           735,858
    *Anika Therapeutics, Inc. .......................................         19,479           118,822
     Arrhythmia Research Technology, Inc. ...........................          1,200             4,200
     Assisted Living Concepts, Inc. .................................         35,484           504,228
    *Astex Pharmaceuticals, Inc. ....................................            200               386
    *BioClinica, Inc. ...............................................         10,162            45,424
    *BioScrip, Inc. .................................................         37,700           245,050
   #*Boston Scientific Corp. ........................................      1,208,099         7,115,703
    *Cambrex Corp. ..................................................         43,567           240,054
     Cantel Medical Corp. ...........................................          7,270           200,652
    *Capital Senior Living Corp. ....................................         45,270           353,559
    *CardioNet, Inc. ................................................          3,850            10,895
    *CareFusion Corp. ...............................................        207,163         5,303,373
    *Celldex Therapeutics, Inc. .....................................          4,759            15,276
   #*Codexis, Inc. ..................................................            219             1,010
    *Community Health Systems, Inc. .................................        105,314         1,840,889
    *CONMED Corp. ...................................................         43,239         1,135,889
     Cooper Cos., Inc. (The) ........................................         65,164         4,515,865
    *Coventry Health Care, Inc. .....................................        141,956         4,515,620
   #*Cross Country Healthcare, Inc. .................................         33,630           168,150
    *CryoLife, Inc. .................................................         14,200            65,462
    *Cumberland Pharmaceuticals, Inc. ...............................         11,151            64,230
    *Cutera, Inc. ...................................................         22,757           162,485
    *Cynosure, Inc. Class A .........................................          7,364            89,620
     Daxor Corp. ....................................................            545             5,603
    *Digirad Corp. ..................................................         29,411            70,586
    *Dynacq Healthcare, Inc. ........................................            909               973


                                      1342

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Emdeon, Inc. Class A ...........................................         11,440   $       217,017
    *Endo Pharmaceuticals Holdings, Inc. ............................         54,588         1,763,738
   #*Enzo Biochem, Inc. .............................................         50,665           144,902
    *eResearch Technology, Inc. .....................................         20,015           102,277
    *Exactech, Inc. .................................................          2,791            44,656
    *Five Star Quality Care, Inc. ...................................         28,899            74,848
    *Gentiva Health Services, Inc. ..................................         13,810            57,173
    *Greatbatch, Inc. ...............................................         41,672           930,536
    *Harvard Bioscience, Inc. .......................................         32,625           148,770
   #*Health Net, Inc. ...............................................         52,824         1,467,979
    *Healthspring, Inc. .............................................         86,917         4,688,303
    *Healthways, Inc. ...............................................         27,400           196,184
    *Hologic, Inc. ..................................................        305,036         4,917,180
     Humana, Inc. ...................................................        236,814        20,103,140
    *IntegraMed America, Inc. .......................................          3,874            31,031
     Invacare Corp. .................................................         28,428           638,209
     Kewaunee Scientific Corp. ......................................          1,631            14,785
   #*Kindred Healthcare, Inc. .......................................         50,544           588,838
    *Lannet Co., Inc. ...............................................            320             1,309
    *LCA-Vision, Inc. ...............................................          3,614            11,673
     LeMaitre Vascular, Inc. ........................................          5,100            29,478
    *Life Technologies Corp. ........................................         82,984         3,374,959
   #*LifePoint Hospitals, Inc. ......................................         82,208         3,178,161
   #*Magellan Health Services, Inc. .................................          9,739           501,266
    *Maxygen, Inc. ..................................................         45,644           269,300
    *MedAssets, Inc. ................................................          6,604            70,399
    *MedCath Corp. ..................................................         29,240           210,528
    *Medical Action Industries, Inc. ................................         26,509           138,907
   #*MediciNova, Inc. ...............................................            225               472
     MEDTOX Scientific, Inc. ........................................          5,873            85,981
    *Misonix, Inc. ..................................................          4,083             6,941
    *Molina Healthcare, Inc. ........................................         24,804           525,349
    *Myrexis, Inc. ..................................................         16,406            45,609
     National Healthcare Corp. ......................................          5,701           218,405
    *Natus Medical, Inc. ............................................          4,075            35,045
    #Omnicare, Inc. .................................................        197,388         5,886,110
    *PDI, Inc. ......................................................         15,181            97,766
    *PerkinElmer, Inc. ..............................................         76,500         1,581,255
     Pfizer, Inc. ...................................................      4,655,130        89,657,804
   #*PharMerica Corp. ...............................................          7,655           119,418
    *Repligen Corp. .................................................         34,062           116,833
    *RTI Biologics, Inc. ............................................         35,883           161,474
   #*Select Medical Holdings Corp. ..................................         29,321           255,093
    *Skilled Healthcare Group, Inc. Class A .........................         18,080            68,342
    *Solta Medical, Inc. ............................................          3,182             6,969
    *SRI/Surgical Express, Inc. .....................................          2,127             8,529
    *Sucampo Pharmaceuticals, Inc. Class A ..........................          7,965            35,046
   #*Sun Healthcare Group, Inc. .....................................          8,903            23,326
    *SunLink Health Systems, Inc. ...................................          1,750             3,229
    *SurModics, Inc. ................................................          5,593            58,950
    *Symmetry Medical, Inc. .........................................         49,574           450,628
     Teleflex, Inc. .................................................         37,423         2,240,141
    *Theragenics Corp. ..............................................         21,383            32,074
    *Thermo Fisher Scientific, Inc. .................................        499,520        25,110,870
    *TranS1, Inc. ...................................................          6,997            12,735
    *Triple-S Management Corp. Class B ..............................         21,424           407,056
     UnitedHealth Group, Inc. .......................................        133,703         6,416,407
    *Universal American Corp. .......................................         85,628           984,722
   #*Viropharma, Inc. ...............................................        103,779         2,100,487
    *WellCare Health Plans, Inc. ....................................         12,832           628,896
     WellPoint, Inc. ................................................        504,640        34,769,696


                                      1343

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Wright Medical Group, Inc. .....................................          6,391   $       109,861
     Young Innovations, Inc. ........................................          2,165            62,244
                                                                                       ---------------
Total Health Care ...................................................                      268,193,678
                                                                                       ---------------
Industrials -- (13.8%)
    *A.T. Cross Co. Class A .........................................         18,431           224,121
   #*A123 Systems, Inc. .............................................          4,800            16,464
     AAR Corp. ......................................................         32,906           655,817
     ABM Industries, Inc. ...........................................         45,500           920,010
     Aceto Corp. ....................................................         30,245           191,753
    *AECOM Technology Corp. .........................................         13,143           274,952
    *Aegion Corp. ...................................................          3,299            48,792
    *AGCO Corp. .....................................................         58,973         2,584,787
   #*Air Transport Services Group, Inc. .............................          8,765            48,558
     Aircastle, Ltd. ................................................         54,200           657,446
     Alamo Group, Inc. ..............................................         22,951           547,381
    *Alaska Air Group, Inc. .........................................         26,313         1,750,604
     Albany International Corp. .....................................         24,726           558,560
    #Alexander & Baldwin, Inc. ......................................         66,838         2,774,445
   .*Allied Defense Group, Inc. .....................................          2,645             8,332
     Allied Motion Technologies, Inc. ...............................            162               852
    *Amerco, Inc. ...................................................         29,431         2,228,221
    *American Railcar Industries, Inc. ..............................         21,009           463,459
    *American Reprographics Co. .....................................          4,695            18,733
     Ampco-Pittsburgh Corp. .........................................          4,007            84,107
    *AMREP Corp. ....................................................            966             7,177
     Apogee Enterprises, Inc. .......................................         32,037           349,844
     Applied Industrial Technologies, Inc. ..........................         26,540           892,275
    *Argan, Inc. ....................................................             21               286
     Arkansas Best Corp. ............................................         25,200           519,120
    *Armstrong World Industries, Inc. ...............................         62,449         2,659,703
    *Ascent Solar Technologies, Inc. ................................          7,857             6,364
    *Astec Industries, Inc. .........................................         17,407           578,783
    *Atlas Air Worldwide Holdings, Inc. .............................         37,114         1,429,631
   #*Avis Budget Group, Inc. ........................................         94,608         1,333,973
     Barnes Group, Inc. .............................................         46,604         1,084,475
     Barrett Business Services, Inc. ................................         12,955           205,596
   #*BlueLinx Holdings, Inc. ........................................         12,553            19,834
     Brady Corp. Class A ............................................         44,400         1,363,968
     Briggs & Stratton Corp. ........................................         41,528           606,309
    *Builders FirstSource, Inc. .....................................         12,182            19,857
   #*CAI International, Inc. ........................................         11,800           184,198
     Cascade Corp. ..................................................          5,840           251,704
    *Casella Waste Systems, Inc. ....................................         14,362            90,193
   #*CBIZ, Inc. .....................................................         39,058           247,237
     CDI Corp. ......................................................         43,399           569,829
    #CECO Environmental Corp. .......................................          5,323            31,991
     Celadon Group, Inc. ............................................         23,192           255,344
   #*Ceradyne, Inc. .................................................         26,425           884,180
    *Champion Industries, Inc. ......................................            686               761
    *Chart Industries, Inc. .........................................          3,000           169,530
     Chicago Rivet & Machine Co. ....................................            700            11,900
    *Cintas Corp. ...................................................          1,940            57,987
     CIRCOR International, Inc. .....................................          8,666           301,750
    *CNH Global N.V. ................................................          6,958           258,698
    *Columbus McKinnon Corp. ........................................         26,215           392,963
     Comfort Systems USA, Inc. ......................................         37,486           412,346
     CompX International, Inc. ......................................            500             7,630
   #*Consolidated Graphics, Inc. ....................................         15,008           683,764
     Courier Corp. ..................................................          8,103            70,415
     Covanta Holding Corp. ..........................................         94,179         1,380,664


                                      1344

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*Covenant Transportation Group, Inc. Class A ....................          7,080   $        22,727
    *CPI Aerostructures, Inc. .......................................          5,826            63,212
    *CRA International, Inc. ........................................          7,613           147,083
     CSX Corp. ......................................................      1,242,950        27,605,919
     Curtiss-Wright Corp. ...........................................         34,033         1,115,602
     Ducommun, Inc. .................................................         16,345           233,243
    *Dycom Industries, Inc. .........................................         41,650           809,259
   #*Eagle Bulk Shipping, Inc. ......................................         19,733            30,586
     Eastern Co. (The) ..............................................         10,193           206,918
     Eaton Corp. ....................................................         55,874         2,504,273
     Ecology & Environment, Inc. Class A ............................            900            14,895
    *EMCOR Group, Inc. ..............................................         11,146           279,430
     Encore Wire Corp. ..............................................         19,066           506,774
   #*Energy Recovery, Inc. ..........................................          5,171            15,875
    *EnergySolutions, Inc. ..........................................         12,385            46,691
    *EnerSys ........................................................         43,239           974,175
     Ennis, Inc. ....................................................         48,483           709,306
    *EnPro Industries, Inc. .........................................         18,700           644,028
    *ESCO Technologies, Inc. ........................................         16,921           517,275
     Espey Manufacturing & Electronics Corp. ........................          1,671            40,438
   #*Esterline Technologies Corp. ...................................         44,968         2,513,711
   #*Excel Maritime Carriers, Ltd. ..................................         39,214           111,368
     Federal Signal Corp. ...........................................         70,880           334,554
     FedEx Corp. ....................................................         34,749         2,843,511
    *Flow International Corp. .......................................         23,633            61,209
    *Fortune Brands Home & Security, Inc. ...........................        149,626         2,174,066
    *Franklin Covey Co. .............................................          3,075            29,643
    *Frozen Food Express Industries .................................          8,986            11,412
   #*FTI Consulting, Inc. ...........................................         16,180           637,654
    #G & K Services, Inc. Class A ...................................         29,714           902,117
     GATX Corp. .....................................................         65,445         2,485,601
   #*Genco Shipping & Trading, Ltd. .................................          2,886            25,974
    *Gencor Industries, Inc. ........................................          8,766            61,362
   #*General Cable Corp. ............................................         26,092           731,620
     General Electric Co. ...........................................      5,353,354        89,454,545
    *GEO Group, Inc. (The) ..........................................         24,086           439,088
   #*Gibraltar Industries, Inc. .....................................         36,288           404,974
    *GP Strategies Corp. ............................................         19,900           235,218
     Granite Construction, Inc. .....................................         16,160           363,600
     Great Lakes Dredge & Dock Corp. ................................         79,907           411,521
   #*Greenbrier Cos., Inc. ..........................................         20,647           384,241
   #*Griffon Corp. ..................................................         74,563           706,112
    *H&E Equipment Services, Inc. ...................................         66,829           733,114
     Hardinge, Inc. .................................................         20,151           175,717
     Heidrick & Struggles International, Inc. .......................         15,187           300,399
   #*Hertz Global Holdings, Inc. ....................................        278,411         3,229,568
    *Hill International, Inc. .......................................         25,749           144,194
   #*Hoku Corp. .....................................................            998             1,507
    *Hudson Highland Group, Inc. ....................................         19,038            88,146
   #*Huntington Ingalls Industries, Inc. ............................         56,173         1,657,104
    *Hurco Cos., Inc. ...............................................          8,210           214,445
    *ICF International, Inc. ........................................         20,120           470,406
     Ingersoll-Rand P.L.C. ..........................................        250,943         7,811,856
     Insteel Industries, Inc. .......................................         12,555           129,442
    *Interline Brands, Inc. .........................................         74,162         1,105,014
     International Shipholding Corp. ................................         11,352           230,900
     Intersections, Inc. ............................................         34,178           577,266
   #*JetBlue Airways Corp. ..........................................        324,893         1,455,521
    *Kadant, Inc. ...................................................          6,383           138,192
    *Kansas City Southern ...........................................         27,254         1,721,635
    *KAR Auction Services, Inc. .....................................         18,100           248,875


                                      1345

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Kaydon Corp. ...................................................          2,800   $        88,088
     KBR, Inc. ......................................................          8,594           239,859
     Kelly Services, Inc. Class A ...................................         44,445           726,676
     Kennametal, Inc. ...............................................          6,400           248,896
    *Key Technology, Inc. ...........................................          3,199            36,085
     Kimball International, Inc. Class B ............................         25,521           143,683
    *Korn/Ferry International .......................................         12,556           200,519
    *Kratos Defense & Security Solutions, Inc. ......................            723             4,577
     L.B. Foster Co. Class A ........................................            780            19,890
     L.S. Starrett Co. Class A ......................................          4,097            49,574
     L-3 Communications Holdings, Inc. ..............................        100,470         6,809,857
    #Lawson Products, Inc. ..........................................         10,838           180,669
    *Layne Christensen Co. ..........................................         20,333           512,188
    *LMI Aerospace, Inc. ............................................         14,827           298,171
     LSI Industries, Inc. ...........................................         24,154           162,556
    *Lydall, Inc. ...................................................         15,986           175,207
    *M&F Worldwide Corp. ............................................         24,164           598,301
     Marten Transport, Ltd. .........................................         31,777           562,771
     McGrath Rentcorp ...............................................         15,609           417,072
   #*Metalico, Inc. .................................................         74,246           335,592
    *MFRI, Inc. .....................................................          8,800            62,744
     Miller Industries, Inc. ........................................         20,010           409,004
   #*Mobile Mini, Inc. ..............................................         54,461           987,923
    *Moog, Inc. Class A .............................................         35,839         1,388,044
     Mueller Industries, Inc. .......................................         29,387         1,188,704
     Mueller Water Products, Inc. Class A ...........................        198,857           546,857
    #Multi-Color Corp. ..............................................          1,845            48,911
     NACCO Industries, Inc. Class A .................................          6,123           502,698
    *National Technical Systems, Inc. ...............................         15,600            75,738
    *Navigant Consulting, Inc. ......................................         11,473           129,989
     Norfolk Southern Corp. .........................................        545,229        40,341,494
     Northrop Grumman Corp. .........................................        337,038        19,463,944
    *Northwest Pipe Co. .............................................          9,230           246,164
   #*Ocean Power Technologies, Inc. .................................          8,500            32,045
   #*On Assignment, Inc. ............................................         57,765           623,284
    *Orbital Sciences Corp. .........................................         18,282           282,640
    *Orion Energy Systems, Inc. .....................................          1,043             3,212
   #*Owens Corning, Inc. ............................................        152,823         4,337,117
    *P.A.M. Transportation Services, Inc. ...........................         19,428           197,777
    *Park-Ohio Holdings Corp. .......................................          1,307            21,147
    #Pentair, Inc. ..................................................         26,828           964,467
    *PGT, Inc. ......................................................            500               730
    *Pike Electric Corp. ............................................         17,815           135,572
    *Pinnacle Airlines Corp. ........................................         13,732            35,291
   #*Polypore International, Inc. ...................................          5,700           298,965
    *Powell Industries, Inc. ........................................          3,601           121,030
   #*PowerSecure International, Inc. ................................          7,600            32,300
     Providence & Worcester Railroad Co. ............................          1,200            15,468
     Quad Graphics, Inc. ............................................            799            15,756
     Quanex Building Products Corp. .................................          8,200           120,950
    *Quanta Services, Inc. ..........................................        168,307         3,515,933
     R. R. Donnelley & Sons Co. .....................................         94,884         1,546,609
    *RailAmerica, Inc. ..............................................         21,133           288,888
     Raytheon Co. ...................................................        120,192         5,311,284
    *RCM Technologies, Inc. .........................................         21,387           102,871
    *Real Goods Solar, Inc. .........................................          2,600             4,212
     Regal-Beloit Corp. .............................................         14,541           772,563
   #*Republic Airways Holdings, Inc. ................................         47,258           122,871
     Republic Services, Inc. ........................................        429,755        12,230,827
     Robbins & Myers, Inc. ..........................................          8,889           397,249
   #*Rush Enterprises, Inc. Class A .................................         33,846           653,228


                                      1346

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Rush Enterprises, Inc. Class B .................................         18,522   $       296,352
     Ryder System, Inc. .............................................         89,844         4,576,653
    *Saia, Inc. .....................................................         17,104           228,338
     Schawk, Inc. ...................................................         45,135           608,871
    *School Specialty, Inc. .........................................         21,122           161,583
     Seaboard Corp. .................................................          1,906         4,189,388
     SIFCO Industries, Inc. .........................................          6,623           127,095
     Simpson Manufacturing Co., Inc. ................................          8,098           248,285
     SkyWest, Inc. ..................................................         46,706           626,327
    *SL Industries, Inc. ............................................            300             5,985
     Southwest Airlines Co. .........................................        645,761         5,521,257
    *Sparton Corp. ..................................................          9,032            76,953
     Standex International Corp. ....................................         22,795           880,115
     Stanley Black & Decker, Inc. ...................................        154,919         9,891,578
     Steelcase, Inc. Class A ........................................         78,410           581,018
    *Sterling Construction Co., Inc. ................................         20,161           251,004
    *SunPower Corp. Class B .........................................         14,509           137,110
     Superior Uniform Group, Inc. ...................................          8,978           108,275
    *Supreme Industries, Inc. Class A ...............................          1,365             2,798
    *SYKES Enterprises, Inc. ........................................         20,092           320,066
    *Sypris Solutions, Inc. .........................................          9,366            29,690
     TAL International Group, Inc. ..................................         22,054           613,763
    *Tecumseh Products Co. Class A ..................................         11,200            71,232
    *Tecumseh Products Co. Class B ..................................          1,400             9,086
    *Tetra Tech, Inc. ...............................................         10,810           235,982
    *Thomas & Betts Corp. ...........................................         10,500           521,745
   #*Titan Machinery, Inc. ..........................................         10,555           246,248
    *TRC Cos., Inc. .................................................         28,708           125,454
     Tredegar Corp. .................................................         40,177           778,228
     Trinity Industries, Inc. .......................................         93,807         2,558,117
    #Triumph Group, Inc. ............................................         58,640         3,406,984
    *Tufco Technologies, Inc. .......................................            900             3,208
     Tutor Perini Corp. .............................................         40,371           586,591
     Twin Disc, Inc. ................................................         10,658           414,596
     Tyco International, Ltd. .......................................        475,822        21,673,692
    *U.S. Home Systems, Inc. ........................................          4,314            23,274
    *Ultralife Corp. ................................................          8,584            38,800
     UniFirst Corp. .................................................         14,500           759,075
     Union Pacific Corp. ............................................        514,578        51,236,531
     Universal Forest Products, Inc. ................................         31,800           892,626
     Universal Truckload Services, Inc. .............................            403             6,255
    *URS Corp. ......................................................         86,998         3,105,829
    *USA Truck, Inc. ................................................         15,305           134,684
    *Valpey Fisher Corp. ............................................          1,152             2,926
    *Versar, Inc. ...................................................          6,026            19,826
     Viad Corp. .....................................................         27,199           569,275
     Virco Manufacturing Corp. ......................................         12,601            22,178
     VSE Corp. ......................................................            600            14,592
     Watts Water Technologies, Inc. Class A .........................         53,615         1,688,336
    *WCA Waste Corp. ................................................         29,254           139,249
    *WESCO International, Inc. ......................................         38,022         1,842,546
    *Willdan Group, Inc. ............................................          1,000             3,850
    *Willis Lease Finance Corp. .....................................          7,300            84,680
                                                                                       ---------------
Total Industrials ...................................................                      423,726,714
                                                                                       ---------------
Information Technology -- (6.1%)
    *Accelrys, Inc. .................................................         41,733           276,690
     Activision Blizzard, Inc. ......................................        982,162        13,151,149
   #*Advanced Analogic Technologies, Inc. ...........................         18,823            82,068
    *Advanced Energy Industries, Inc. ...............................          2,988            27,908
    *Agilysys, Inc. .................................................         12,799           108,664


                                      1347

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Alpha & Omega Semiconductor, Ltd. ..............................            806   $         6,811
    *Amkor Technology, Inc. .........................................         15,566            75,339
    *Amtech Systems, Inc. ...........................................         10,600           108,332
   #*Anadigics, Inc. ................................................            400             1,052
   #*AOL, Inc. ......................................................        105,592         1,490,959
    *Arris Group, Inc. ..............................................        108,150         1,163,694
    *Arrow Electronics, Inc. ........................................        182,170         6,567,228
     Astro-Med, Inc. ................................................          2,897            23,118
    *ATMI, Inc. .....................................................         28,387           579,095
    *Aviat Networks, Inc. ...........................................         55,320           113,406
    *Avid Technology, Inc. ..........................................         14,521            90,030
    *Avnet, Inc. ....................................................        139,400         4,225,214
     AVX Corp. ......................................................        219,580         2,944,568
    *Aware, Inc. ....................................................         22,140            65,534
    *AXT, Inc. ......................................................         25,915           121,800
     Bel Fuse, Inc. Class A .........................................          4,174            82,228
     Bel Fuse, Inc. Class B .........................................         18,986           339,470
    *Benchmark Electronics, Inc. ....................................         93,903         1,290,227
    #Black Box Corp. ................................................         27,128           759,313
    *Brocade Communications Systems, Inc. ...........................        461,513         2,021,427
     Brooks Automation, Inc. ........................................         53,676           560,914
    *BSQUARE Corp. ..................................................          4,665            22,765
    *BTU International, Inc. ........................................          1,600             6,080
   #*CACI International, Inc. Class A ...............................         26,710         1,466,112
    *Cascade Microtech, Inc. ........................................         24,071            88,822
    *Checkpoint Systems, Inc. .......................................         25,391           336,431
    *CIBER, Inc. ....................................................         81,123           282,308
     Cohu, Inc. .....................................................         41,402           459,148
     Communications Systems, Inc. ...................................         12,753           210,169
     Computer Sciences Corp. ........................................        225,553         7,095,897
     Comtech Telecommunications Corp. ...............................         15,569           515,490
    *Concurrent Computer Corp. ......................................         13,740            57,571
    *Convergys Corp. ................................................        197,364         2,111,795
   #*CoreLogic, Inc. ................................................         96,545         1,174,953
     Corning, Inc. ..................................................      1,298,385        18,553,922
    *Cray, Inc. .....................................................          7,670            48,551
    *CSP, Inc. ......................................................          2,414             8,425
    *CSR P.L.C. ADR .................................................         12,075           136,689
     CTS Corp. ......................................................         33,460           310,509
    *CyberOptics Corp. ..............................................          9,134            74,442
    *Datalink Corp. .................................................          5,600            53,088
    *Dataram Corp. ..................................................          7,744             9,370
     DDi Corp. ......................................................         21,617           198,660
    *Digi International, Inc. .......................................         35,811           458,023
    *DSP Group, Inc. ................................................         49,501           305,916
    *Dynamics Research Corp. ........................................         16,586           159,889
     Earthlink, Inc. ................................................         60,464           423,853
    *EchoStar Corp. Class A .........................................         23,551           620,804
    *Edgewater Technology, Inc. .....................................         13,603            39,177
    #Electro Rent Corp. .............................................         42,586           684,357
    *Electro Scientific Industries, Inc. ............................         38,559           473,890
    *Electronics for Imaging, Inc. ..................................         73,756         1,106,340
    *Emulex Corp. ...................................................         46,665           391,053
     EPIQ Systems, Inc. .............................................         13,379           190,785
    *ePlus, Inc. ....................................................          6,954           188,871
    *Euronet Worldwide, Inc. ........................................         31,535           610,833
    *Exar Corp. .....................................................         44,300           270,673
    *Fairchild Semiconductor International, Inc. ....................        118,008         1,766,580
     Fidelity National Information Services, Inc. ...................        134,562         3,522,833
    *FormFactor, Inc. ...............................................         24,919           149,016
    *Frequency Electronics, Inc. ....................................         16,953           140,201


                                      1348

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Global Cash Access Holdings, Inc. ..............................         37,455   $       111,616
    *Globecomm Systems, Inc. ........................................         41,466           563,523
    *GSI Group, Inc. ................................................          1,451            14,176
    *GSI Technology, Inc. ...........................................          5,964            29,224
    *GTSI Corp. .....................................................          8,203            36,257
    *Hackett Group, Inc. (The) ......................................         54,740           226,076
   #*Hutchinson Technology, Inc. ....................................          1,843             3,281
    *I.D. Systems, Inc. .............................................         13,298            73,006
   #*IAC/InterActiveCorp ............................................        178,991         7,308,203
   #*Identive Group, Inc. ...........................................         18,612            44,110
    *Imation Corp. ..................................................         34,398           231,155
    *InfoSpace, Inc. ................................................         65,156           570,767
    *Ingram Micro, Inc. Class A .....................................        277,679         4,964,901
    *Insight Enterprises, Inc. ......................................         41,862           707,468
    *Integrated Device Technology, Inc. .............................         78,704           478,520
    *Integrated Silicon Solution, Inc. ..............................         34,977           322,138
    *Intermec, Inc. .................................................         10,341            83,452
    *Internap Network Services Corp. ................................         35,546           201,901
    *International Rectifier Corp. ..................................         80,500         1,955,345
    *Interphase Corp. ...............................................          3,899            16,532
     Intersil Corp. Class A .........................................        116,336         1,392,542
    *Intevac, Inc. ..................................................          3,624            29,173
    *IntriCon Corp. .................................................          2,835            14,600
    *IXYS Corp. .....................................................         11,466           156,740
    *Key Tronic Corp. ...............................................         15,546            64,982
     Keynote Systems, Inc. ..........................................         18,330           437,537
   #*KIT Digital, Inc. ..............................................         28,934           260,406
    *Kopin Corp. ....................................................          6,901            27,949
    *Kulicke & Soffa Industries, Inc. ...............................         63,869           616,336
    *Lattice Semiconductor Corp. ....................................         36,888           233,501
    *LGL Group, Inc. ................................................            269             2,139
    *LookSmart, Ltd. ................................................         25,479            34,397
    *Loral Space & Communications, Inc. .............................         27,394         1,657,337
    *ManTech International Corp. Class A ............................         21,779           765,096
     Marchex, Inc. Class B ..........................................         32,883           292,330
   #*Measurement Specialties, Inc. ..................................          5,958           185,949
   #*MEMC Electronic Materials, Inc. ................................        224,947         1,347,433
    *MEMSIC, Inc. ...................................................          1,150             3,232
    *Mentor Graphics Corp. ..........................................         42,220           479,619
    *Mercury Computer Systems, Inc. .................................          4,566            66,664
     Methode Electronics, Inc. ......................................         37,682           350,066
    *Micron Technology, Inc. ........................................        758,908         4,242,296
     MKS Instruments, Inc. ..........................................         61,200         1,630,368
     ModusLink Global Solutions, Inc. ...............................         68,955           288,232
    *MoSys, Inc. ....................................................            871             3,371
     Motorola Solutions, Inc. .......................................        317,089        14,874,645
    *NCI, Inc. Class A ..............................................          4,213            57,507
    *Newport Corp. ..................................................          9,354           129,553
    *Novatel Wireless, Inc. .........................................         22,839            90,671
    *Online Resources Corp. .........................................         18,620            49,902
    *Oplink Communications, Inc. ....................................         23,684           384,154
    *Opnext, Inc. ...................................................          8,926             8,858
     Optical Cable Corp. ............................................         10,793            38,639
    *ORBCOMM, Inc. ..................................................         43,554           119,774
   #*PAR Technology Corp. ...........................................         22,705            82,646
    *PC Connection, Inc. ............................................         45,203           377,445
    *PC Mall, Inc. ..................................................         10,070            53,069
    *PC-Tel, Inc. ...................................................         46,980           340,135
    *Perceptron, Inc. ...............................................          4,904            27,732
    *Performance Technologies, Inc. .................................         24,790            45,366
    *Pericom Semiconductor Corp. ....................................         38,062           323,146


                                      1349

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Pervasive Software, Inc. .......................................         35,664   $       222,187
    *Photronics, Inc. ...............................................         66,858           419,200
    *Planar Systems, Inc. ...........................................         11,933            23,031
   #*PMC-Sierra, Inc. ...............................................        146,588           929,368
    *Presstek, Inc. .................................................          7,000             5,320
    *Qualstar Corp. .................................................         12,400            23,932
    *RadiSys Corp. ..................................................         14,298            83,786
     RealNetworks, Inc. .............................................         35,381           345,319
    *Reis, Inc. .....................................................         16,361           160,011
    *RF Industries, Ltd. ............................................          2,823             8,921
     Richardson Electronics, Ltd. ...................................         19,783           256,981
     Rimage Corp. ...................................................            421             4,673
    *Rosetta Stone, Inc. ............................................          1,455            14,448
    *Rudolph Technologies, Inc. .....................................         10,995            81,033
    *S1 Corp. .......................................................         65,938           641,577
    *Sandisk Corp. ..................................................         13,097           663,625
    *SeaChange International, Inc. ..................................         30,686           258,990
   #*Sigma Designs, Inc. ............................................         23,129           192,896
    *Spansion, Inc. Class A .........................................         11,661           119,992
    *SS&C Technologies Holdings, Inc. ...............................         18,519           293,711
    *Standard Microsystems Corp. ....................................         26,384           653,268
    *StarTek, Inc. ..................................................         27,448            64,503
   #*SunPower Corp. Class A .........................................          2,478            24,830
    *Supertex, Inc. .................................................         10,277           189,713
    *Support.com, Inc. ..............................................         55,666           117,455
    *Sycamore Networks, Inc. ........................................         47,495           912,854
    *Symmetricom, Inc. ..............................................         86,446           445,197
    *SYNNEX Corp. ...................................................         60,100         1,735,087
   #*Tech Data Corp. ................................................         85,452         4,202,529
    *TechTarget, Inc. ...............................................         19,428           143,961
    *Tekelec ........................................................         26,579           261,006
    *TeleCommunication Systems, Inc. Class A ........................         47,682           157,351
     Tellabs, Inc. ..................................................        226,385           980,247
     Telular Corp. ..................................................         27,938           167,349
     Tessco Technologies, Inc. ......................................         11,228           156,294
    *Tessera Technologies, Inc. .....................................         38,312           527,556
     TheStreet, Inc. ................................................         37,257            71,906
    *Tier Technologies, Inc. ........................................          3,839            13,513
    *Triquint Semiconductor, Inc. ...................................         18,500            98,420
    *TSR, Inc. ......................................................            650             2,714
    *TTM Technologies, Inc. .........................................         62,635           699,633
     United Online, Inc. ............................................         80,139           473,621
    *UTStarcom Holdings Corp. .......................................        103,608           148,159
    *Vicon Industries, Inc. .........................................          5,787            19,386
    *Video Display Corp. ............................................            600             2,478
    *Virtusa Corp. ..................................................         37,208           606,118
   #*Vishay Intertechnology, Inc. ...................................        236,119         2,538,279
    *Vishay Precision Group, Inc. ...................................          9,257           135,060
   #*Web.com Group, Inc. ............................................         22,702           219,301
   #*Westell Technologies, Inc. Class A .............................         39,873            80,145
    *Western Digital Corp. ..........................................        212,781         5,668,486
    *WPCS International, Inc. .......................................          9,161            21,070
     Xerox Corp. ....................................................      1,791,473        14,654,249
    *Xyratex, Ltd. ..................................................          4,883            66,604
    *Yahoo!, Inc. ...................................................        990,924        15,498,051
    *Zygo Corp. .....................................................         21,220           325,515
                                                                                       ---------------
Total Information Technology ........................................                      187,358,626
                                                                                       ---------------
Materials -- (3.0%)
     A. Schulman, Inc. ..............................................         26,228           553,673
    *A.M. Castle & Co. ..............................................         38,646           529,064


                                      1350

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Alcoa, Inc. ....................................................      1,145,369   $    12,324,170
    *American Pacific Corp. .........................................          7,647            70,505
     Ashland, Inc. ..................................................        112,560         5,961,178
     Boise, Inc. ....................................................         62,904           380,569
     Buckeye Technologies, Inc. .....................................         37,822         1,143,737
     Cabot Corp. ....................................................         46,280         1,396,730
    *Century Aluminum Co. ...........................................         32,155           358,850
    *Chemtura Corp. .................................................         52,329           635,274
    *Coeur d'Alene Mines Corp. ......................................        133,765         3,420,371
     Commercial Metals Co. ..........................................         85,208         1,059,135
    *Continental Materials Corp. ....................................            100             1,083
    *Core Molding Technologies, Inc. ................................          2,488            21,621
     Cytec Industries, Inc. .........................................         64,700         2,890,149
    #Domtar Corp. ...................................................         30,917         2,532,411
     Dow Chemical Co. (The) .........................................         42,100         1,173,748
     Friedman Industries, Inc. ......................................         17,453           182,907
    *Georgia Gulf Corp. .............................................         26,423           478,256
    *Graphic Packaging Holding Co. ..................................        121,625           537,582
     H.B. Fuller Co. ................................................         20,707           444,993
     Haynes International, Inc. .....................................          4,293           251,098
    *Headwaters, Inc. ...............................................         35,025            61,644
    *Horsehead Holding Corp. ........................................         49,171           426,804
     Huntsman Corp. .................................................         40,700           477,818
    *Innospec, Inc. .................................................          2,400            72,480
     International Paper Co. ........................................        493,615        13,673,136
     Kaiser Aluminum Corp. ..........................................         27,181         1,262,829
    *KapStone Paper & Packaging Corp. ...............................         38,216           626,742
    *Landec Corp. ...................................................         29,927           185,847
   #*Louisiana-Pacific Corp. ........................................        153,257         1,019,159
    *Materion Corp. .................................................         17,890           473,012
     MeadWestavco Corp. .............................................        188,451         5,259,667
    *Mercer International, Inc. .....................................         14,399            99,065
     Minerals Technologies, Inc. ....................................         16,315           894,715
    *Mod-Pac Corp. ..................................................          1,501             8,886
     Myers Industries, Inc. .........................................         65,520           800,654
     Neenah Paper, Inc. .............................................         14,705           242,632
     NL Industries, Inc. ............................................         51,662           751,165
    *Noranda Aluminum Holding Corp. .................................          2,907            26,919
    *Northern Technologies International Corp. ......................          3,035            44,008
     Nucor Corp. ....................................................        158,654         5,993,948
     Olin Corp. .....................................................         17,547           330,936
     Olympic Steel, Inc. ............................................          6,872           140,532
    *OM Group, Inc. .................................................         42,299         1,222,864
     P.H. Glatfelter Co. ............................................         54,200           813,000
    *Penford Corp. ..................................................         27,122           138,593
     Reliance Steel & Aluminum Co. ..................................         94,901         4,193,675
     Rock-Tenn Co. Class A ..........................................         26,305         1,556,993
   #*RTI International Metals, Inc. .................................         50,032         1,320,344
     Schnitzer Steel Industries, Inc. Class A .......................         15,822           740,470
    *Spartech Corp. .................................................         32,120           130,407
     Steel Dynamics, Inc. ...........................................         34,152           426,558
    *Synalloy Corp. .................................................          5,144            51,440
     Temple-Inland, Inc. ............................................        122,582         3,899,333
    #Texas Industries, Inc. .........................................         33,762         1,012,860
    *Universal Stainless & Alloy Products, Inc. .....................          8,188           308,278
    #Vulcan Materials Co. ...........................................         58,246         1,822,517
     Wausau Paper Corp. .............................................         19,808           148,560
    #Westlake Chemical Corp. ........................................         91,976         3,790,331
     Worthington Industries, Inc. ...................................         56,424           975,007
   #*Zoltek Cos., Inc. ..............................................         48,771           353,590
                                                                                       ---------------
Total Materials .....................................................                       92,124,522
                                                                                       ---------------


                                      1351

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES            VALUE+
                                                                        ------------   ---------------
Other -- (0.0%)
   .*Gerber Scientific, Inc. Escrow Shares ..........................         47,409   $            --
   .*MAIR Holdings, Inc. Escrow Shares ..............................          1,415                --
   .*Petrocorp, Inc. Escrow Shares ..................................            900                54
   .*Price Communications Liquidation Trust .........................         47,738                --
                                                                                       ---------------
Total Other .........................................................                               54
                                                                                       ---------------
Telecommunication Services -- (6.2%)
     AT&T, Inc. .....................................................      4,065,906       119,171,705
    #CenturyLink, Inc. ..............................................        283,411         9,993,072
    #Frontier Communications Corp. ..................................        682,523         4,272,594
    *General Communications, Inc. Class A ...........................         40,779           385,362
   #*Iridium Communications, Inc. ...................................         17,233           109,602
   #*Leap Wireless International, Inc. ..............................          8,393            58,331
    *MetroPCS Communications, Inc. ..................................        227,572         1,934,362
    *Neutral Tandem, Inc. ...........................................          5,580            58,813
    *Premiere Global Services, Inc. .................................          2,788            25,259
    *Shenandoah Telecommunications Co. ..............................          2,126            28,829
    *Sprint Nextel Corp. ............................................      3,820,377         9,818,369
     SureWest Communications ........................................         11,395           130,701
    #Telephone & Data Systems, Inc. .................................         80,200         1,859,036
     Telephone & Data Systems, Inc. Special Shares ..................         67,452         1,411,096
    *United States Cellular Corp. ...................................         33,568         1,338,356
     USA Mobility, Inc. .............................................          6,989            91,346
     Verizon Communications, Inc. ...................................      1,025,344        37,917,221
                                                                                       ---------------
Total Telecommunication Services ....................................                      188,604,054
                                                                                       ---------------
Utilities -- (1.4%)
    *AES Corp. ......................................................        606,667         6,806,804
    *Calpine Corp. ..................................................        373,095         5,659,851
     Consolidated Water Co., Ltd. ...................................          4,202            38,995
   #*Dynegy, Inc. ...................................................         84,156           308,853
    *GenOn Energy, Inc. .............................................        676,628         2,063,715
    *NRG Energy, Inc. ...............................................        220,130         4,715,185
     Ormat Technologies, Inc. .......................................         18,134           344,365
     Public Service Enterprise Group, Inc. ..........................        655,441        22,088,362
     SJW Corp. ......................................................          5,629           131,043
    *Synthesis Energy Systems, Inc. .................................          1,418             2,184
     Unitil Corp. ...................................................          4,716           125,776
                                                                                       ---------------
Total Utilities .....................................................                       42,285,133
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    2,889,821,855
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     BlackRock Liquidity Funds TempCash Portfolio -
        Institutional Shares ........................................      6,334,474         6,334,474
                                                                                       ---------------


                                      1352

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@DFA Short Term Investment Fund ..................................    169,531,187   $   169,531,187
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/11 (Collateralized by $594,850 FHLMC, rates ranging
        from 4.500% to 6.000%, maturities ranging from 07/01/30 to
        10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
        maturities ranging from 06/01/26 to 06/01/41, valued at
        $596,988) to be repurchased at $577,526 .....................    $       578           577,524
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      170,108,711
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,732,240,121) ............................................                  $ 3,066,265,040
                                                                                       ===============


                                      1353

                   CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (13.8%)
    *1-800-FLOWERS.COM, Inc. Class A ................................            600   $         1,710
     A.H. Belo Corp. Class A ........................................            600             3,000
     Aaron's, Inc. ..................................................          1,900            50,844
    #Abercrombie & Fitch Co. ........................................            400            29,760
    *AC Moore Arts & Crafts, Inc. ...................................          1,100             1,738
     Advance Auto Parts, Inc. .......................................            200            13,014
   #*Aeropostale, Inc. ..............................................          1,075            14,685
    *Amazon.com, Inc. ...............................................            700           149,457
    *AMC Networks, Inc. Class A .....................................            150             4,893
   #*American Apparel, Inc. .........................................            700               609
    *American Axle & Manufacturing Holdings, Inc. ...................          1,500            14,535
     American Eagle Outfitters, Inc. ................................          3,112            40,861
    *American Public Education, Inc. ................................            129             4,620
    *America's Car-Mart, Inc. .......................................            400            13,352
    *Amerigon, Inc. .................................................            300             4,602
    *ANN, INC. ......................................................          1,200            31,968
    *Apollo Group, Inc. Class A .....................................            400            18,940
     Arbitron, Inc. .................................................            300            11,919
    *Archipelago Learning, Inc. .....................................            466             4,749
    *Arctic Cat, Inc. ...............................................            100             2,031
    *Asbury Automotive Group, Inc. ..................................            900            16,785
    *Ascena Retail Group, Inc. ......................................          1,482            42,830
    *Ascent Capital Group, Inc. Class A .............................            200             9,098
   #*Atrinsic, Inc. .................................................             84               139
    *Audiovox Corp. Class A .........................................            850             6,044
     Autoliv, Inc. ..................................................            600            34,662
    *AutoNation, Inc. ...............................................          1,300            50,622
    *AutoZone, Inc. .................................................            200            64,718
    *Ballantyne Strong, Inc. ........................................            500             1,860
     Barnes & Noble, Inc. ...........................................          1,700            20,859
    *Beasley Broadcast Group, Inc. ..................................            300             1,176
     bebe stores, Inc. ..............................................          1,700            12,206
    *Bed Bath & Beyond, Inc. ........................................            800            49,472
     Belo Corp. Class A .............................................          2,900            18,386
    #Best Buy Co., Inc. .............................................          2,340            61,378
     Big 5 Sporting Goods Corp. .....................................            600             4,638
    *Big Lots, Inc. .................................................            900            33,921
    *Biglari Holdings, Inc. .........................................             50            17,256
   #*Blue Nile, Inc. ................................................            200             9,026
    *Bluegreen Corp. ................................................            500             1,130
     Blyth, Inc. ....................................................            275            15,353
     Bob Evans Farms, Inc. ..........................................          1,000            32,900
    #Bon-Ton Stores, Inc. (The) .....................................            300             1,584
    #Books-A-Million, Inc. ..........................................            600             1,332
   #*BorgWarner, Inc. ...............................................            400            30,596
   #*Bridgepoint Education, Inc. ....................................            900            19,503
     Brinker International, Inc. ....................................            725            16,603
    #Brown Shoe Co., Inc. ...........................................          1,300            11,583
     Buckle, Inc. ...................................................            300            13,368
    *Buffalo Wild Wings, Inc. .......................................            400            26,488
    *Cabela's, Inc. .................................................          1,300            32,396
     Cablevision Systems Corp. ......................................            600             8,682
    *Cache, Inc. ....................................................            600             3,156
     Callaway Golf Co. ..............................................          1,780            10,342
    *Cambium Learning Group, Inc. ...................................          1,078             3,557
    *Career Education Corp. .........................................          1,700            27,421
    *Caribou Coffee Co., Inc. .......................................            600             8,190
   #*CarMax, Inc. ...................................................          1,100            33,066

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Carmike Cinemas, Inc. ..........................................            300   $         1,944
     Carnival Corp. .................................................          4,060           142,953
     Carriage Services, Inc. ........................................            700             4,172
    *Carrols Restaurant Group, Inc. .................................            300             2,802
    *Carter's, Inc. .................................................          1,000            38,090
    *Casual Male Retail Group, Inc. .................................            800             3,320
     Cato Corp. Class A .............................................            900            23,067
    *Cavco Industries, Inc. .........................................            200             9,006
     CBS Corp. Class A ..............................................            200             5,274
     CBS Corp. Class B ..............................................          6,000           154,860
     CEC Entertainment, Inc. ........................................            300             9,486
    *Charming Shoppes, Inc. .........................................            600             2,082
    *Charter Communications, Inc. Class A ...........................            100             4,594
    *Cheesecake Factory, Inc. .......................................          1,600            44,784
     Chico's FAS, Inc. ..............................................          1,500            18,540
   #*Children's Place Retail Stores, Inc. (The) .....................            500            23,475
    *Chipotle Mexican Grill, Inc. ...................................            160            53,779
     Choice Hotels International, Inc. ..............................            700            25,053
     Christopher & Banks Corp. ......................................            700             2,331
     Cinemark Holdings, Inc. ........................................          1,100            22,737
    *Citi Trends, Inc. ..............................................            200             2,478
    *Clear Channel Outdoor Holdings, Inc. Class A ...................            700             7,700
     Coach, Inc. ....................................................            500            32,535
   #*Coinstar, Inc. .................................................            558            26,639
     Columbia Sportswear Co. ........................................            600            32,244
     Comcast Corp. Class A ..........................................         11,509           269,886
     Comcast Corp. Special Class A ..................................          5,300           121,900
   #*Conn's, Inc. ...................................................            989             9,109
     Cooper Tire & Rubber Co. .......................................          1,440            20,635
    *Core-Mark Holding Co., Inc. ....................................            200             6,698
     Cracker Barrel Old Country Store, Inc. .........................            400            16,956
    *Craftmade International, Inc. ..................................             72               297
    *Crocs, Inc. ....................................................          2,500            44,175
     CSS Industries, Inc. ...........................................            300             6,324
    *Culp, Inc. .....................................................            500             4,290
    *Cybex International, Inc. ......................................            500               400
     D.R. Horton, Inc. ..............................................          3,300            36,729
     Darden Restaurants, Inc. .......................................            500            23,940
    *Deckers Outdoor Corp. ..........................................            400            46,096
    *Delta Apparel, Inc. ............................................            100             1,801
     Destination Maternity Corp. ....................................            400             6,628
     DeVry, Inc. ....................................................            600            22,608
    *Dick's Sporting Goods, Inc. ....................................            300            11,727
    #Dillard's, Inc. Class A ........................................          3,200           164,896
    *DineEquity, Inc. ...............................................            500            23,480
    *DIRECTV Class A ................................................          1,402            63,735
    *Discovery Communications, Inc. Class A .........................            200             8,692
    *Discovery Communications, Inc. Class C .........................            500            19,785
    *DISH Network Corp. .............................................            500            12,085
    *Dixie Group, Inc. (The) ........................................            400             1,252
    *Dolan Co. ......................................................            295             2,581
    *Dollar General Corp. ...........................................            100             3,966
    *Dollar Tree, Inc. ..............................................            600            47,976
    *Domino's Pizza, Inc. ...........................................            600            19,218
    *Dorman Products, Inc. ..........................................            400            15,244
   #*DreamWorks Animation SKG, Inc. Class A .........................          1,400            25,970
     Drew Industries, Inc. ..........................................            600            14,418
     DSW, Inc. Class A ..............................................            200            10,468
    *E.W. Scripps Co. Class A (The) .................................          1,400            11,676
   #*Education Management Corp. .....................................            700            13,902
     Einstein Noah Restaurant Group, Inc. ...........................            300             4,416

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Emerson Radio Corp. ............................................            700   $         1,190
    *Entercom Communications Corp. Class A ..........................            700             4,592
    *Entravision Communications Corp. ...............................          2,000             3,300
    #Ethan Allen Interiors, Inc. ....................................            800            15,840
    *Exide Technologies .............................................          2,400            10,800
    *Express, Inc. ..................................................            300             6,777
     Family Dollar Stores, Inc. .....................................            700            41,041
    *Famous Dave's of America, Inc. .................................            400             3,496
    *Federal-Mogul Corp. ............................................          1,897            31,983
     Finish Line, Inc. Class A (The) ................................          1,300            26,130
    *Fisher Communications, Inc. ....................................            400            11,616
     Foot Locker, Inc. ..............................................          5,400           118,044
   #*Ford Motor Co. .................................................          5,920            69,146
    *Fossil, Inc. ...................................................            400            41,464
     Frisch's Restaurants, Inc. .....................................            100             1,910
    *Fuel Systems Solutions, Inc. ...................................            500            11,670
    *Furniture Brands International, Inc. ...........................            900             1,719
   #*GameStop Corp. Class A .........................................          2,600            66,482
     Gannett Co., Inc. ..............................................          3,692            43,159
    #Gap, Inc. ......................................................          2,100            39,690
    #Garmin, Ltd. ...................................................          1,100            37,829
    *Gaylord Entertainment Co. ......................................          1,200            28,068
    *General Motors Co. .............................................          2,600            67,210
    *Genesco, Inc. ..................................................            600            35,364
     Gentex Corp. ...................................................            587            17,680
     Genuine Parts Co. ..............................................            500            28,715
    *G-III Apparel Group, Ltd. ......................................            600            16,914
    *Goodyear Tire & Rubber Co. .....................................          2,000            28,720
    *Grand Canyon Education, Inc. ...................................            200             3,262
    *Gray Television, Inc. ..........................................            757             1,438
    *Great Wolf Resorts, Inc. .......................................          1,400             3,444
     Group 1 Automotive, Inc. .......................................            500            22,780
     Guess?, Inc. ...................................................            674            22,235
     H&R Block, Inc. ................................................          1,300            19,877
    *Hanesbrands, Inc. ..............................................            700            18,459
     Harley-Davidson, Inc. ..........................................          1,000            38,900
     Harman International Industries, Inc. ..........................            900            38,844
     Harte-Hanks, Inc. ..............................................          1,200            10,536
     Hasbro, Inc. ...................................................            600            22,836
    *Helen of Troy, Ltd. ............................................            709            20,511
    *hhgregg, Inc. ..................................................            800            10,200
   #*Hibbett Sporting Goods, Inc. ...................................            100             4,119
    #Hillenbrand, Inc. ..............................................          1,103            23,284
    *Hollywood Media Corp. ..........................................            501               646
     Home Depot, Inc. ...............................................          3,536           126,589
     Hooker Furniture Corp. .........................................            200             1,940
     Hot Topic, Inc. ................................................            878             6,638
    *HSN, Inc. ......................................................            300            10,701
    *Hyatt Hotels Corp. Class A .....................................            642            23,876
    *Iconix Brand Group, Inc. .......................................          2,400            43,080
     International Speedway Corp. Class A ...........................            800            19,088
     Interpublic Group of Cos., Inc. (The) ..........................          6,300            59,724
    *Interval Leisure Group, Inc. ...................................          1,082            14,942
   #*iRobot Corp. ...................................................            626            21,196
   #*ITT Educational Services, Inc. .................................            200            12,392
    *J. Alexander's Corp. ...........................................            150             1,002
    #J.C. Penney Co., Inc. ..........................................          1,600            51,328
    *Jack in the Box, Inc. ..........................................          1,300            26,754
    #JAKKS Pacific, Inc. ............................................            800            15,176
     Johnson Controls, Inc. .........................................          2,900            95,497
    *Johnson Outdoors, Inc. Class A .................................            300             5,577

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Jones Group, Inc. (The) ........................................          1,700   $        18,989
    *Jos. A. Bank Clothiers, Inc. ...................................            600            32,064
    *Journal Communications, Inc. ...................................          1,600             6,176
    *K12, Inc. ......................................................            300            10,515
    #KB Home ........................................................          2,000            13,940
    *Kenneth Cole Productions, Inc. Class A .........................            500             5,380
    *Kirkland's, Inc. ...............................................            208             2,338
    *Knology, Inc. ..................................................            400             5,732
     Kohl's Corp. ...................................................          1,100            58,311
    *Kona Grill, Inc. ...............................................            280             1,613
    *Krispy Kreme Doughnuts, Inc. ...................................            600             4,236
     KSW, Inc. ......................................................            300               936
   #*K-Swiss, Inc. Class A ..........................................            500             2,250
    *Lakeland Industries, Inc. ......................................            200             1,504
   #*Lamar Advertising Co. Class A ..................................            300             6,747
    *La-Z-Boy, Inc. .................................................            800             8,128
    *Leapfrog Enterprises, Inc. .....................................          1,200             4,476
     Lear Corp. .....................................................            621            29,131
    *Learning Tree International, Inc. ..............................            500             3,975
   #*Lee Enterprises, Inc. ..........................................          2,000             1,420
    #Leggett & Platt, Inc. ..........................................          3,100            67,890
    #Lennar Corp. Class A ...........................................          2,500            41,350
     Lennar Corp. Class B Voting ....................................            240             3,055
   #*Libbey, Inc. ...................................................            300             3,798
    *Liberty Global, Inc. Class A ...................................            700            28,126
    *Liberty Global, Inc. Class C ...................................            600            23,022
    *Liberty Interactive Corp. Class A ..............................         10,700           175,801
    *Liberty Media Corp. - Liberty Capital Class A ..................            890            68,370
    *Liberty Media Corp. - Liberty Starz Class A ....................          1,020            69,666
   #*Life Time Fitness, Inc. ........................................            600            25,878
     Lifetime Brands, Inc. ..........................................            500             6,115
     Limited Brands, Inc. ...........................................          1,600            68,336
    *LIN TV Corp. Class A ...........................................            800             2,496
     Lincoln Educational Services Corp. .............................            600             5,610
     Lithia Motors, Inc. Class A ....................................            400             8,228
    *Live Nation Entertainment, Inc. ................................          3,800            35,682
    *LKQ Corp. ......................................................          2,000            58,360
     Lowe's Cos., Inc. ..............................................         10,000           210,200
    *Luby's, Inc. ...................................................          1,000             4,830
    *Lululemon Athletica, Inc. ......................................            100             5,648
    *M/I Homes, Inc. ................................................            500             3,735
     Macy's, Inc. ...................................................          6,200           189,286
    *Madison Square Garden Co. (The) ................................          1,250            33,038
    *Maidenform Brands, Inc. ........................................            500            12,290
     Marcus Corp. ...................................................            500             5,960
    *Marine Products Corp. ..........................................          1,100             6,083
    #Marriott International, Inc. Class A ...........................            406            12,789
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................          1,000             3,870
     Mattel, Inc. ...................................................          1,700            48,008
     Matthews International Corp. Class A ...........................            700            24,598
    *McClatchy Co. (The) ............................................            651             1,022
    *McCormick & Schmick's Seafood Restaurants, Inc. ................            468             3,136
     McDonald's Corp. ...............................................          2,200           204,270
     McGraw-Hill Cos., Inc. .........................................            300            12,750
    #MDC Holdings, Inc. .............................................          1,300            29,120
   #*Media General, Inc. Class A ....................................            350             1,057
     Men's Wearhouse, Inc. (The) ....................................          1,600            49,408
    #Meredith Corp. .................................................            900            24,147
    *Meritage Homes Corp. ...........................................          1,000            17,750
    *Midas, Inc. ....................................................            200             1,824
    *Modine Manufacturing Co. .......................................          1,400            14,798

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Mohawk Industries, Inc. ........................................          1,479   $        77,869
     Monro Muffler Brake, Inc. ......................................            575            21,327
    *Morgans Hotel Group Co. ........................................            500             3,255
     Morningstar, Inc. ..............................................            840            49,535
     Movado Group, Inc. .............................................            600            10,038
    *Nathan's Famous, Inc. ..........................................            200             3,774
     National CineMedia, Inc. .......................................            300             3,630
   #*Netflix, Inc. ..................................................            200            16,416
    *New York & Co., Inc. ...........................................            500             1,335
    *New York Times Co. Class A (The) ...............................          4,000            30,480
     Newell Rubbermaid, Inc. ........................................          3,600            53,280
     News Corp. Class A .............................................         12,600           220,752
     News Corp. Class B .............................................          3,700            66,045
     NIKE, Inc. Class B .............................................            700            67,445
     Nordstrom, Inc. ................................................            500            25,345
    #Nutrisystem, Inc. ..............................................            200             2,472
    *O'Charley's, Inc. ..............................................            900             5,589
    *Office Depot, Inc. .............................................          2,500             5,725
    *OfficeMax, Inc. ................................................            700             3,584
     Omnicom Group, Inc. ............................................            600            26,688
    *O'Reilly Automotive, Inc. ......................................          2,100           159,705
     Outdoor Channel Holdings, Inc. .................................          1,000             7,470
    *Overstock.com, Inc. ............................................            300             2,490
     Oxford Industries, Inc. ........................................            600            23,700
    #P.F. Chang's China Bistro, Inc. ................................            600            18,660
    *Panera Bread Co. Class A .......................................            300            40,107
    *Papa John's International, Inc. ................................            500            16,880
   #*Peet's Coffee & Tea, Inc. ......................................            400            25,488
     Penske Automotive Group, Inc. ..................................          2,600            53,014
     Pep Boys - Manny, Moe & Jack (The) .............................            500             5,750
    *Perry Ellis International, Inc. ................................            400            10,040
     PetSmart, Inc. .................................................            500            23,475
   #*Pier 1 Imports, Inc. ...........................................          1,600            20,016
     Polaris Industries, Inc. .......................................            602            38,131
    *Premier Exhibitions, Inc. ......................................            300               549
    *Priceline.com, Inc. ............................................            100            50,772
   #*Pulte Group, Inc. ..............................................          5,960            30,873
     PVH Corp. ......................................................            900            66,969
    *Quiksilver, Inc. ...............................................          5,400            18,090
     R.G. Barry Corp. ...............................................            300             3,333
   #*Radio One, Inc. Class D ........................................            600               786
    *RadioShack Corp. ...............................................          3,000            35,730
     Ralph Lauren Corp. .............................................            100            15,879
    *Red Lion Hotels Corp. ..........................................            600             4,170
    *Red Robin Gourmet Burgers, Inc. ................................            400            10,028
     Regal Entertainment Group ......................................            500             7,220
     Regis Corp. ....................................................          1,700            27,812
     Rent-A-Center, Inc. ............................................          1,700            58,055
    *Rentrak Corp. ..................................................            200             2,732
    *Rocky Brands, Inc. .............................................            200             2,120
     Ross Stores, Inc. ..............................................            500            43,865
    #Royal Caribbean Cruises, Ltd. ..................................          1,194            35,486
    *Ruby Tuesday, Inc. .............................................          1,500            12,585
    *Ruth's Hospitality Group, Inc. .................................          1,295             6,112
     Ryland Group, Inc. (The) .......................................            200             2,700
    *Saga Communications, Inc. Class A ..............................            100             3,750
   #*Saks, Inc. .....................................................          2,100            22,197
     Salem Communications Corp. Class A .............................            400               996
    *Sally Beauty Holdings, Inc. ....................................          2,100            40,299
     Scripps Networks Interactive, Inc. .............................            400            16,992
   #*Sears Holdings Corp. ...........................................            900            70,362

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Select Comfort Corp. ...........................................            580   $        12,047
     Service Corp. International ....................................          6,500            65,000
     Shiloh Industries, Inc. ........................................            600             4,740
    *Shoe Carnival, Inc. ............................................            200             5,458
    *Shutterfly, Inc. ...............................................            300            12,501
    *Signet Jewelers, Ltd. ADR ......................................            900            38,799
     Sinclair Broadcast Group, Inc. Class A .........................            600             5,748
     Six Flags Entertainment Corp. ..................................            900            32,310
   #*Skechers U.S.A., Inc. Class A ..................................            700             9,982
     Skyline Corp. ..................................................            400             2,704
    *Smith & Wesson Holding Corp. ...................................            400             1,184
    #Sonic Automotive, Inc. Class A .................................            900            13,203
    *Sonic Corp. ....................................................          1,000             7,410
     Sotheby's ......................................................            800            28,176
     Spartan Motors, Inc. ...........................................          1,100             5,390
     Speedway Motorsports, Inc. .....................................          1,414            18,382
     Stage Stores, Inc. .............................................            900            14,067
     Standard Motor Products, Inc. ..................................            402             6,251
   #*Standard Pacific Corp. .........................................          4,600            13,984
     Staples, Inc. ..................................................          3,620            54,155
     Starbucks Corp. ................................................            700            29,638
    *Starwood Hotels & Resorts Worldwide, Inc. ......................            500            25,055
    *Stein Mart, Inc. ...............................................          1,300             9,425
    *Steiner Leisure, Ltd. ..........................................            100             4,818
    *Steinway Musical Instruments, Inc. .............................            123             3,100
    *Steven Madden, Ltd. ............................................          1,125            41,512
     Stewart Enterprises, Inc. Class A ..............................          2,000            12,880
     Strattec Security Corp. ........................................             40               920
     Sturm Ruger & Co., Inc. ........................................            500            15,160
     Superior Industries International, Inc. ........................            800            14,632
    *Systemax, Inc. .................................................            988            14,948
    *Tandy Brands Accessories, Inc. .................................            100               104
    *Tandy Leather Factory, Inc. ....................................            300             1,500
     Target Corp. ...................................................          2,600           142,350
   #*Tempur-Pedic International, Inc. ...............................            700            47,642
    *Tenneco, Inc. ..................................................          1,300            42,536
   #*Tesla Motors, Inc. .............................................            300             8,811
    #Texas Roadhouse, Inc. ..........................................          1,800            25,794
     Thor Industries, Inc. ..........................................            900            23,796
     Tiffany & Co. ..................................................            600            47,838
     Time Warner Cable, Inc. ........................................          2,780           177,058
     Time Warner, Inc. ..............................................          9,366           327,716
     TJX Cos., Inc. (The) ...........................................            800            47,144
    *Toll Brothers, Inc. ............................................          2,600            45,344
     Tractor Supply Co. .............................................          1,600           113,504
    *True Religion Apparel, Inc. ....................................            700            23,744
    *TRW Automotive Holdings Corp. ..................................            600            25,260
    *Tuesday Morning Corp. ..........................................            600             2,172
     Tupperware Brands Corp. ........................................            600            33,924
    *Ulta Salon Cosmetics & Fragrance, Inc. .........................            200            13,458
    *Under Armour, Inc. Class A .....................................            300            25,323
    *Unifi, Inc. ....................................................            666             5,162
    *Universal Electronics, Inc. ....................................            300             5,577
    *Universal Technical Institute, Inc. ............................            500             7,140
   #*Urban Outfitters, Inc. .........................................            600            16,350
     V.F. Corp. .....................................................          1,680           232,210
    #Vail Resorts, Inc. .............................................          1,000            44,560
   #*Valassis Communications, Inc. ..................................            900            17,577
     Value Line, Inc. ...............................................            106             1,337
     Viacom, Inc. Class B ...........................................          1,400            61,390
    #Virgin Media, Inc. .............................................            500            12,190

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Visteon Corp. ..................................................            500   $        27,810
    *Vitamin Shoppe, Inc. ...........................................            500            18,855
    *WABCO Holdings, Inc. ...........................................            200            10,042
     Walt Disney Co. (The) ..........................................         15,447           538,791
    *Warnaco Group, Inc. ............................................          1,040            51,064
    #Washington Post Co. Class B ....................................            167            56,807
    #Weight Watchers International, Inc. ............................            200            14,924
     Wendy's Co. (The) ..............................................          5,384            27,243
    *West Marine, Inc. ..............................................            400             3,636
    *Wet Seal, Inc. Class A (The) ...................................          4,000            16,760
     Weyco Group, Inc. ..............................................            256             6,067
    #Whirlpool Corp. ................................................          1,300            66,053
     Wiley (John) & Sons, Inc. Class A ..............................            940            44,706
     Wiley (John) & Sons, Inc. Class B ..............................            200             9,620
     Williams Controls, Inc. ........................................            100             1,110
     Williams-Sonoma, Inc. ..........................................            500            18,770
     Winmark Corp. ..................................................             30             1,489
    *Winnebago Industries, Inc. .....................................            277             2,255
     Wolverine World Wide, Inc. .....................................            686            26,020
    #World Wrestling Entertainment, Inc. ............................            700             7,357
     Wyndham Worldwide Corp. ........................................          2,200            74,074
     Yum! Brands, Inc. ..............................................            700            37,499
   #*Zale Corp. .....................................................            600             2,214
   #*Zumiez, Inc. ...................................................            696            15,834
                                                                                       ---------------
Total Consumer Discretionary .......................................                       11,325,260
                                                                                       ---------------
Consumer Staples -- (6.3%)
     Alico, Inc. ....................................................            200             4,554
     Andersons, Inc. (The) ..........................................            500            18,460
     Archer-Daniels-Midland Co. .....................................          5,200           150,488
     Avon Products, Inc. ............................................            900            16,452
     B&G Foods, Inc. ................................................            500            10,610
     Bunge, Ltd. ....................................................          1,075            66,403
   #*Calavo Growers, Inc. ...........................................            300             6,771
     Cal-Maine Foods, Inc. ..........................................            600            19,992
    #Campbell Soup Co. ..............................................            800            26,600
     Casey's General Stores, Inc. ...................................          1,200            59,460
    *Central Garden & Pet Co. .......................................            500             4,325
    *Central Garden & Pet Co. Class A ...............................            400             3,516
    *Chiquita Brands International, Inc. ............................          1,500            13,320
     Church & Dwight Co., Inc. ......................................          2,300           101,614
     Clorox Co. (The) ...............................................            500            33,470
     Coca-Cola Bottling Co. .........................................            200            11,224
     Coca-Cola Co. (The) ............................................          4,400           300,608
     Coca-Cola Enterprises, Inc. ....................................          1,680            45,058
     Colgate-Palmolive Co. ..........................................            700            63,259
     ConAgra Foods, Inc. ............................................          3,453            87,464
     Corn Products International, Inc. ..............................          1,618            78,473
     Costco Wholesale Corp. .........................................          1,200            99,900
    *Darling International, Inc. ....................................          1,800            25,236
    *Dean Foods Co. .................................................          2,480            24,106
    #Diamond Foods, Inc. ............................................            500            32,875
    *Dole Food Co., Inc. ............................................          1,200            12,696
     Dr. Pepper Snapple Group, Inc. .................................          1,084            40,596
    *Elizabeth Arden, Inc. ..........................................          1,200            41,136
    *Energizer Holdings, Inc. .......................................          1,033            76,225
    *Estee Lauder Cos., Inc. ........................................            200            19,690
     Farmer Brothers Co. ............................................            500             2,925
     Flowers Foods, Inc. ............................................          2,550            51,484
     Fresh Del Monte Produce, Inc. ..................................          1,100            28,006
     General Mills, Inc. ............................................          1,744            67,196

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
   #*Green Mountain Coffee Roasters, Inc. ...........................            700   $        45,514
    *Griffin Land & Nurseries, Inc. .................................             93             2,494
    #H.J. Heinz Co. .................................................            600            32,064
    *Hain Celestial Group, Inc. (The) ...............................          1,300            43,628
    *Hansen Natural Corp. ...........................................            100             8,909
   #*Heckmann Corp. .................................................          1,157             6,930
     Hershey Co. (The) ..............................................            300            17,169
    #Hormel Foods Corp. .............................................          1,400            41,258
    #Imperial Sugar Co. .............................................            241             1,632
     Ingles Markets, Inc. Class A ...................................            300             4,530
     Inter Parfums, Inc. ............................................            750            13,830
     J & J Snack Foods Corp. ........................................            600            30,942
     J.M. Smucker Co. ...............................................          2,420           186,388
    *John B. Sanfilippo & Son, Inc. .................................            200             1,720
     Kellogg Co. ....................................................            500            27,105
     Kimberly-Clark Corp. ...........................................            900            62,739
     Kraft Foods, Inc. Class A ......................................         17,503           615,756
     Kroger Co. (The) ...............................................          1,900            44,042
    #Lancaster Colony Corp. .........................................            500            33,260
   #*Lifeway Foods, Inc. ............................................            200             2,108
     McCormick & Co., Inc. ..........................................            500            24,280
   #*Medifast, Inc. .................................................            300             4,932
     Nash-Finch Co. .................................................            400            10,528
    *National Beverage Corp. ........................................            500             8,460
    *Omega Protein Corp. ............................................            700             7,581
    *Overhill Farms, Inc. ...........................................            400             1,548
    *Pantry, Inc. ...................................................            700             9,898
     PepsiCo, Inc. ..................................................          3,678           231,530
   #*Pilgrim's Pride Corp. ..........................................          1,380             6,955
     PriceSmart, Inc. ...............................................            900            68,436
     Procter & Gamble Co. (The) .....................................         10,654           681,749
    *Ralcorp Holdings, Inc. .........................................          1,500           121,260
    *Revlon, Inc. ...................................................            200             2,946
    #Rocky Mountain Chocolate Factory, Inc. .........................            200             1,718
     Ruddick Corp. ..................................................          1,700            74,307
    #Safeway, Inc. ..................................................          3,600            69,732
    #Sanderson Farms, Inc. ..........................................            600            29,700
     Sara Lee Corp. .................................................          2,300            40,940
    *Smart Balance, Inc. ............................................            908             5,947
    *Smithfield Foods, Inc. .........................................          3,000            68,580
     Snyders-Lance, Inc. ............................................          1,396            29,623
     Spartan Stores, Inc. ...........................................            700            11,984
    *Spectrum Brands Holdings, Inc. .................................          1,011            25,659
    #SUPERVALU, Inc. ................................................          3,800            30,476
    *Susser Holdings Corp. ..........................................            800            17,568
     Sysco Corp. ....................................................          1,300            36,036
    #Tootsie Roll Industries, Inc. ..................................            944            23,383
    *TreeHouse Foods, Inc. ..........................................            567            34,780
     Tyson Foods, Inc. Class A ......................................          4,122            79,555
    *United Natural Foods, Inc. .....................................          1,100            40,161
     Village Super Market, Inc. .....................................            194             5,502
     Wal-Mart Stores, Inc. ..........................................          6,200           351,664
     WD-40 Co. ......................................................            400            17,608
     Weis Markets, Inc. .............................................            788            31,165
     Whole Foods Market, Inc. .......................................          1,200            86,544
    *Winn-Dixie Stores, Inc. ........................................          1,100             6,974
                                                                                       ---------------
Total Consumer Staples ..............................................                        5,165,919
                                                                                       ---------------
Energy -- (12.8%)
     Alon USA Energy, Inc. ..........................................          1,100             8,360
    *Alpha Natural Resources, Inc. ..................................            900            21,636

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
     Anadarko Petroleum Corp. .......................................          4,100   $       321,850
     Apache Corp. ...................................................          1,969           196,171
     Arch Coal, Inc. ................................................          1,500            27,330
   #*ATP Oil & Gas Corp. ............................................            222             2,342
    *Atwood Oceanics, Inc. ..........................................            687            29,362
     Baker Hughes, Inc. .............................................          2,161           125,316
    *Basic Energy Services, Inc. ....................................            800            14,672
     Berry Petroleum Co. Class A ....................................          1,100            38,005
    *Bill Barrett Corp. .............................................          1,500            62,400
    *BioFuel Energy Corp. ...........................................            126                63
    *Brigham Exploration Co. ........................................            900            32,774
     Bristow Group, Inc. ............................................          1,060            52,767
     Cabot Oil & Gas Corp. ..........................................          1,700           132,124
    *Cameron International Corp. ....................................          1,256            61,720
    #CARBO Ceramics, Inc. ...........................................            200            27,170
    *Carrizo Oil & Gas, Inc. ........................................            900            24,480
   #*Cheniere Energy, Inc. ..........................................            624             7,151
     Chesapeake Energy Corp. ........................................          5,100           143,412
     Chevron Corp. ..................................................         17,800         1,869,890
    #Cimarex Energy Co. .............................................          1,200            76,800
    *Clayton Williams Energy, Inc. ..................................            400            26,136
   #*Clean Energy Fuels Corp. .......................................            800             9,456
    *Cloud Peak Energy, Inc. ........................................          1,200            27,540
    *Cobalt International Energy, Inc. ..............................          1,059            10,929
    *Complete Production Services, Inc. .............................          1,900            62,320
    *Comstock Resources, Inc. .......................................          1,300            23,712
    *Concho Resources, Inc. .........................................            500            47,360
     ConocoPhillips .................................................         11,200           780,080
     Consol Energy, Inc. ............................................          1,100            47,036
    *Contango Oil & Gas Co. .........................................            300            19,302
   #*Continental Resources, Inc. ....................................            100             6,065
     Crosstex Energy, Inc. ..........................................          1,700            22,151
    *CVR Energy, Inc. ...............................................          3,300            81,708
    *Dawson Geophysical Co. .........................................            200             5,780
     Delek US Holdings, Inc. ........................................            700            10,136
    *Denbury Resources, Inc. ........................................          2,407            37,790
     Devon Energy Corp. .............................................          2,709           175,950
    #Diamond Offshore Drilling, Inc. ................................            700            45,878
    *Double Eagle Petroleum Co. .....................................            200             1,776
    *Dresser-Rand Group, Inc. .......................................            400            19,360
    *Dril-Quip, Inc. ................................................            500            32,550
     El Paso Corp. ..................................................          3,600            90,036
    *Endeavour International Corp. ..................................            700             6,496
     Energen Corp. ..................................................            400            19,624
    *Energy Partners, Ltd. ..........................................            362             5,191
    *ENGlobal Corp. .................................................            400             1,044
     EOG Resources, Inc. ............................................          1,771           158,381
     EQT Corp. ......................................................            400            25,400
     Exxon Mobil Corp. ..............................................         18,260         1,425,923
    *FMC Technologies, Inc. .........................................            900            40,338
    *Forest Oil Corp. ...............................................            600             6,996
   #*FX Energy, Inc. ................................................            300             1,776
   #*General Maritime Corp. .........................................            300                78
    *Geokinetics, Inc. ..............................................            415             1,357
    *GeoResources, Inc. .............................................            400            10,616
    *Global Industries, Ltd. ........................................          3,500            27,825
   #*GMX Resources, Inc. ............................................          1,454             3,635
   #*Goodrich Petroleum Corp. .......................................            227             3,598
    *Green Plains Renewable Energy, Inc. ............................            700             7,322
     Gulf Island Fabrication, Inc. ..................................            520            14,482
    *Gulfmark Offshore, Inc. Class A ................................            900            37,431

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Gulfport Energy Corp. ..........................................            600   $        18,684
     Halliburton Co. ................................................          1,600            59,776
    *Harvest Natural Resources, Inc. ................................          1,100            11,737
    *Helix Energy Solutions Group, Inc. .............................          3,300            59,598
     Helmerich & Payne, Inc. ........................................          1,500            79,770
    *Hercules Offshore, Inc. ........................................          1,400             5,306
     Hess Corp. .....................................................          2,780           173,917
    *HKN, Inc. ......................................................            699             1,510
     HollyFrontier Corp. ............................................          1,784            54,751
    *Hornbeck Offshore Services, Inc. ...............................            800            26,272
    *ION Geophysical Corp. ..........................................          3,400            25,908
    *Key Energy Services, Inc. ......................................          1,500            19,395
    *Lone Pine Resources, Inc. ......................................            367             2,764
     Lufkin Industries, Inc. ........................................            400            23,636
     Marathon Oil Corp. .............................................          6,200           161,386
     Marathon Petroleum Corp. .......................................          2,400            86,160
    *Matrix Service Co. .............................................            500             5,310
   #*McMoran Exploration Co. ........................................          1,300            15,834
    *Mitcham Industries, Inc. .......................................            300             4,374
     Murphy Oil Corp. ...............................................          1,677            92,855
    *Nabors Industries, Ltd. ........................................            300             5,499
     National Oilwell Varco, Inc. ...................................          3,600           256,788
    *Natural Gas Services Group, Inc. ...............................            200             2,752
    *Newfield Exploration Co. .......................................          1,780            71,663
    *Newpark Resources, Inc. ........................................          3,400            30,362
    #Noble Energy, Inc. .............................................            800            71,472
   #*Northern Oil & Gas, Inc. .......................................            800            19,336
   #*Oasis Petroleum, Inc. ..........................................            400            11,736
     Occidental Petroleum Corp. .....................................          3,435           319,249
    #Oceaneering International, Inc. ................................            600            25,098
    *Oil States International, Inc. .................................          1,100            76,571
    #Overseas Shipholding Group, Inc. ...............................          1,000            12,480
    *OYO Geospace Corp. .............................................            200            15,716
     Panhandle Oil & Gas, Inc. ......................................            200             6,664
    *Parker Drilling Co. ............................................          3,000            16,590
   #*Patriot Coal Corp. .............................................            580             7,285
     Patterson-UTI Energy, Inc. .....................................          4,300            87,376
     Peabody Energy Corp. ...........................................            500            21,685
     Penn Virginia Corp. ............................................          1,600             9,744
    *Petroleum Development Corp. ....................................            600            15,666
   #*PetroQuest Energy, Inc. ........................................          1,200             8,748
    *PHI, Inc. ......................................................            400             8,828
    *Pioneer Drilling Co. ...........................................          1,900            18,791
     Pioneer Natural Resources Co. ..................................          1,500           125,850
    *Plains Exploration & Production Co. ............................          2,100            66,150
     QEP Resources, Inc. ............................................          2,300            81,765
   #*Quicksilver Resources, Inc. ....................................          1,800            13,860
    #Range Resources Corp. ..........................................            600            41,304
    *Rex Energy Corp. ...............................................          1,300            20,124
    *Rosetta Resources, Inc. ........................................          1,300            57,642
    *Rowan Cos., Inc. ...............................................          2,000            68,980
     RPC, Inc. ......................................................            500             9,285
    *SandRidge Energy, Inc. .........................................          2,028            15,534
     Schlumberger, Ltd. .............................................          1,372           100,801
     SEACOR Holdings, Inc. ..........................................            700            59,605
    *SemGroup Corp. Class A .........................................            400            11,192
    #Ship Finance International, Ltd. ...............................          1,700            24,327
     SM Energy Co. ..................................................            400            33,164
     Southern Union Co. .............................................          1,300            54,639
    *Southwestern Energy Co. ........................................            600            25,224
     Spectra Energy Corp. ...........................................          1,345            38,507

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Stone Energy Corp. .............................................          1,346   $        32,694
     Sunoco, Inc. ...................................................          1,700            63,291
   #*Superior Energy Services, Inc. .................................          2,100            59,052
    *Swift Energy Co. ...............................................            900            27,558
     Teekay Corp. ...................................................            800            20,608
    *Tesco Corp. ....................................................            818            12,654
    *Tesoro Corp. ...................................................          2,703            70,116
    *Tetra Technologies, Inc. .......................................          2,300            21,850
    *TGC Industries, Inc. ...........................................            578             3,225
     Tidewater, Inc. ................................................          1,500            73,845
    *Toreador Resources Corp. .......................................            476             1,547
    *Ultra Petroleum Corp. ..........................................            200             6,372
    *Union Drilling, Inc. ...........................................            800             5,992
    *Unit Corp. .....................................................          1,100            53,966
    *USEC, Inc. .....................................................          2,500             5,250
    *VAALCO Energy, Inc. ............................................          1,700            11,577
     Valero Energy Corp. ............................................          5,200           127,920
    *Venoco, Inc. ...................................................            623             6,068
    #W&T Offshore, Inc. .............................................          1,700            33,473
    *Warren Resources, Inc. .........................................          1,500             4,695
    *Weatherford International, Ltd. ................................          3,700            57,350
    *Western Refining, Inc. .........................................          1,800            28,764
    *Westmoreland Coal Co. ..........................................            200             2,202
    *Whiting Petroleum Corp. ........................................          1,400            65,170
     Williams Cos., Inc. (The) ......................................          1,324            39,866
     World Fuel Services Corp. ......................................          1,600            63,760
                                                                                       ---------------
Total Energy ........................................................                       10,452,219
                                                                                       ---------------
Financials -- (18.1%)
     1st Source Corp. ...............................................            500            12,020
    *1st United Bancorp, Inc. .......................................            500             2,590
    *21st Century Holding Co. .......................................            200               488
     ACE, Ltd. ......................................................          1,637           118,110
     Advance America Cash Advance Centers, Inc. .....................          1,700            14,331
    *Affiliated Managers Group, Inc. ................................            700            64,827
    *Affirmative Insurance Holdings, Inc. ...........................            200               284
    *Allegheny Corp. ................................................            216            68,541
    #Alliance Financial Corp. .......................................             47             1,447
     Allied World Assurance Co. Holdings AG .........................            424            24,634
     Allstate Corp. (The) ...........................................          4,600           121,164
     Alterra Capital Holdings, Ltd. .................................          1,880            40,758
    *Altisource Portfolio Solutions SA ..............................            218             8,775
    *American Capital, Ltd. .........................................          6,128            47,615
     American Equity Investment Life Holding Co. ....................          1,700            18,428
     American Express Co. ...........................................          2,700           136,674
     American Financial Group, Inc. .................................          2,700            96,741
    *American International Group, Inc. .............................              9               222
     American National Bankshares, Inc. .............................            200             3,744
     American National Insurance Co. ................................            100             7,146
    *American Safety Insurance Holdings, Ltd. .......................            200             4,082
     Ameriprise Financial, Inc. .....................................          1,600            74,688
    *Ameris Bancorp .................................................            150             1,508
    *AMERISAFE, Inc. ................................................            500            10,775
    *AmeriServe Financial, Inc. .....................................            560             1,092
     AmTrust Financial Services, Inc. ...............................          1,200            30,456
     Aon Corp. ......................................................          1,300            60,606
    *Arch Capital Group, Ltd. .......................................          1,278            45,970
     Argo Group International Holdings, Ltd. ........................            600            18,114
     Arrow Financial Corp. ..........................................            100             2,334
    #Aspen Insurance Holdings, Ltd. .................................          1,400            37,086
    *Asset Acceptance Capital Corp. .................................          1,000             3,000

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Associated Banc-Corp ...........................................          3,800   $        42,370
     Assured Guaranty, Ltd. .........................................          1,900            24,206
     Asta Funding, Inc. .............................................            300             2,418
     Astoria Financial Corp. ........................................          2,600            21,580
    *Atlantic Coast Financial Corp. .................................             29                41
    *Avatar Holdings, Inc. ..........................................            500             4,750
     Axis Capital Holdings, Ltd. ....................................          1,300            40,755
     Baldwin & Lyons, Inc. Class B ..................................            100             2,303
     BancFirst Corp. ................................................            497            19,234
     Bancorp Rhode Island, Inc. .....................................            100             4,360
    *Bancorp, Inc. ..................................................            400             3,216
    #BancorpSouth, Inc. .............................................          2,400            23,448
     Bank Mutual Corp. ..............................................          1,000             3,330
     Bank of America Corp. ..........................................         52,133           356,068
     Bank of Hawaii Corp. ...........................................            900            38,007
     Bank of Kentucky Financial Corp. ...............................            108             2,333
     Bank of New York Mellon Corp. (The) ............................          9,600           204,288
     Bank of the Ozarks, Inc. .......................................            800            19,896
     BankFinancial Corp. ............................................            800             6,400
     Banner Corp. ...................................................            471             8,275
     BB&T Corp. .....................................................          5,900           137,706
     Beacon Federal Bancorp, Inc. ...................................            224             3,136
    *Beneficial Mutual Bancorp, Inc. ................................          1,100             9,031
    *Berkshire Hathaway, Inc. .......................................          1,600           124,576
     Berkshire Hills Bancorp, Inc. ..................................            727            14,555
     BGC Partners, Inc. Class A .....................................            800             5,480
     BlackRock, Inc. ................................................            300            47,337
    *BofI Holding, Inc. .............................................            218             3,335
     BOK Financial Corp. ............................................          1,134            59,217
     Boston Private Financial Holdings, Inc. ........................          1,800            13,644
    *Bridge Capital Holdings ........................................            114             1,257
     Brookline Bancorp, Inc. ........................................          2,000            16,720
    *Brooklyn Federal Bancorp, Inc. .................................            100                78
     Brown & Brown, Inc. ............................................          3,200            70,656
     Bryn Mawr Bank Corp. ...........................................            100             1,836
     Calamos Asset Management, Inc. Class A .........................            200             2,498
     California First National Bancorp ..............................              3                50
     Camden National Corp. ..........................................            200             5,936
     Capital City Bank Group, Inc. ..................................            600             6,114
     Capital One Financial Corp. ....................................          3,900           178,074
     CapitalSource, Inc. ............................................          6,200            39,432
     Capitol Federal Financial, Inc. ................................          3,331            36,941
     Cardinal Financial Corp. .......................................            700             7,518
    #Cash America International, Inc. ...............................          1,000            54,750
     Cathay General Bancorp .........................................          1,600            22,384
     CBOE Holdings, Inc. ............................................            300             7,839
   #*CBRE Group, Inc. ...............................................          1,100            19,558
     Center Bancorp, Inc. ...........................................            448             4,157
     Centerstate Banks, Inc. ........................................            200             1,136
    *Central Pacific Financial Corp. ................................            428             5,217
     Charles Schwab Corp. (The) .....................................          2,838            34,851
     Chemical Financial Corp. .......................................            800            16,104
    *Chicopee Bancorp, Inc. .........................................             89             1,238
    #Chubb Corp. (The) ..............................................          2,912           195,250
     Cincinnati Financial Corp. .....................................          3,060            88,556
    *CIT Group, Inc. ................................................          1,971            68,689
     Citigroup, Inc. ................................................          7,064           223,152
    *Citizens Community Bancorp, Inc. ...............................            300             1,536
    *Citizens, Inc. .................................................          1,100             8,624
    #City Holding Co. ...............................................            400            13,144
    #City National Corp. ............................................          1,400            59,388

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Clifton Savings Bancorp, Inc. ..................................            200   $         2,036
     CME Group, Inc. ................................................            400           110,224
     CNA Financial Corp. ............................................          3,692            98,207
    *CNO Financial Group, Inc. ......................................          5,100            31,875
    #CoBiz Financial, Inc. ..........................................            800             4,240
    #Cohen & Steers, Inc. ...........................................            204             5,543
     Columbia Banking System, Inc. ..................................            600            11,442
     Comerica, Inc. .................................................          3,307            84,494
     Commerce Bancshares, Inc. ......................................          1,534            59,519
     Community Bank System, Inc. ....................................            700            17,892
     Community Trust Bancorp, Inc. ..................................            500            14,165
    *Consolidated-Tokoma Land Co. ...................................            200             5,990
    *Cowen Group, Inc. ..............................................            600             1,632
     Crawford & Co. Class A .........................................            200               946
     Crawford & Co. Class B .........................................            200             1,422
    *Credit Acceptance Corp. ........................................            200            13,784
    #Cullen Frost Bankers, Inc. .....................................          1,320            64,733
    #CVB Financial Corp. ............................................          3,160            30,684
     Delphi Financial Group, Inc. Class A ...........................          1,500            39,720
    *DFC Global Corp. ...............................................            849            18,610
     Dime Community Bancshares, Inc. ................................          1,100            13,112
     Discover Financial Services ....................................          9,000           212,040
     Donegal Group, Inc. Class A ....................................            700             8,764
    *E*Trade Financial Corp. ........................................          2,950            32,008
     East West Bancorp, Inc. ........................................          1,935            37,674
    #Eaton Vance Corp. ..............................................            400            10,516
     Edelman Financial Group, Inc. ..................................            700             4,858
     Employers Holdings, Inc. .......................................          1,200            19,464
    *Encore Capital Group, Inc. .....................................            700            18,963
     Endurance Specialty Holdings, Ltd. .............................          1,280            47,616
    *Enstar Group, Ltd. .............................................            200            18,394
     Enterprise Financial Services Corp. ............................            428             6,604
     Erie Indemnity Co. .............................................            700            55,265
     ESB Financial Corp. ............................................            572             7,922
     Evercore Partners, Inc. Class A ................................            200             5,488
     Everest Re Group, Ltd. .........................................            700            62,944
    *EZCORP, Inc. ...................................................          1,500            41,670
    #F.N.B. Corp. ...................................................          2,768            27,929
     FBL Financial Group, Inc. Class A ..............................            800            26,120
     Federal Agricultural Mortgage Corp. Class C ....................            200             4,036
    #Federated Investors, Inc. Class B ..............................            700            13,678
     Fidelity National Financial, Inc. Class A ......................          5,500            84,920
     Fifth Third Bancorp ............................................          6,945            83,409
     Financial Institutions, Inc. ...................................            200             3,276
    *First Acceptance Corp. .........................................          1,000             1,340
     First American Financial Corp. .................................          2,600            31,200
     First Bancorp ..................................................            600             7,608
   #*First Bancorp, Inc. ............................................            147             2,115
     First Busey Corp. ..............................................          1,600             8,160
    *First Cash Financial Services, Inc. ............................            844            35,026
     First Citizens BancShares, Inc. Class A ........................            250            40,762
     First Commonwealth Financial Corp. .............................          2,400            11,064
     First Community Bancshares, Inc. ...............................            400             4,804
     First Financial Bancorp ........................................          1,800            29,520
    #First Financial Bankshares, Inc. ...............................            850            26,996
     First Financial Corp. ..........................................            300             9,858
     First Financial Holdings, Inc. .................................            400             2,980
     First Horizon National Corp. ...................................            212             1,482
    *First Marblehead Corp. (The) ...................................          2,100             2,016
     First Merchants Corp. ..........................................            200             1,612
     First Midwest Bancorp, Inc. ....................................          1,400            12,614

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     First Niagara Financial Group, Inc. ............................          6,658   $        61,187
    *First South Bancorp, Inc. ......................................            400             1,600
    *FirstCity Financial Corp. ......................................            400             2,548
     FirstMerit Corp. ...............................................          3,239            45,378
     Flagstone Reinsurance Holdings SA ..............................          2,200            18,678
     Flushing Financial Corp. .......................................            700             8,582
    *Forest City Enterprises, Inc. Class B ..........................            409             5,550
    *Forestar Group, Inc. ...........................................            500             6,500
     Fox Chase Bancorp, Inc. ........................................            446             5,646
     Franklin Resources, Inc. .......................................            300            31,989
     Fulton Financial Corp. .........................................          5,740            54,186
     Gallagher (Arthur J.) & Co. ....................................          1,400            43,260
     GAMCO Investors, Inc. ..........................................            160             7,536
    *Genworth Financial, Inc. Class A ...............................          2,200            14,036
     German American Bancorp, Inc. ..................................            482             8,372
     GFI Group, Inc. ................................................            864             3,732
     Glacier Bancorp, Inc. ..........................................          1,700            19,295
    *Global Indemnity P.L.C. ........................................            150             3,029
     Goldman Sachs Group, Inc. (The) ................................          3,640           398,762
    #Great Southern Bancorp, Inc. ...................................            500             9,945
    *Greene Bancshares, Inc. ........................................            403               556
     Greenhill & Co., Inc. ..........................................            200             7,556
    *Greenlight Capital Re, Ltd. Class A ............................            900            20,277
    *Guaranty Bancorp ...............................................            315               419
    *Hallmark Financial Services, Inc. ..............................            800             6,208
   #*Hampton Roads Bankshares, Inc. .................................              2                 9
     Hancock Holding Co. ............................................          1,936            58,661
     Hanover Insurance Group, Inc. (The) ............................          1,300            49,608
     Harleysville Group, Inc. .......................................            849            49,887
    *Harris & Harris Group, Inc. ....................................          1,000             3,930
     Hartford Financial Services Group, Inc. ........................          3,838            73,882
     HCC Insurance Holdings, Inc. ...................................          2,600            69,186
     Heartland Financial USA, Inc. ..................................            310             4,845
   #*Heritage Commerce Corp. ........................................            600             2,898
     Heritage Financial Corp. .......................................            249             3,140
     Heritage Financial Group, Inc. .................................            114             1,205
     HF Financial Corp. .............................................             99               919
    *HFF, Inc. ......................................................            300             3,300
    *Hilltop Holdings, Inc. .........................................          1,200             9,456
    *Home Bancorp, Inc. .............................................            200             2,940
     Home Bancshares, Inc. ..........................................            600            14,070
     Home Federal Bancorp, Inc. .....................................            615             6,181
     Horace Mann Educators Corp. ....................................          1,200            16,140
     Hudson City Bancorp, Inc. ......................................          7,200            45,000
     Hudson Valley Holding Corp. ....................................            100             2,172
     Huntington Bancshares, Inc. ....................................         14,280            73,970
     IBERIABANK Corp. ...............................................            700            36,204
    *ICG Group, Inc. ................................................            900             9,711
    #Independent Bank Corp. .........................................            618            16,019
     Interactive Brokers Group, Inc. Class A ........................            900            13,842
    *IntercontinentalExchange, Inc. .................................            177            22,989
     International Bancshares Corp. .................................          1,400            25,368
    *Intervest Bancshares Corp. .....................................            200               558
    *INTL FCStone, Inc. .............................................            500            12,120
     Invesco, Ltd. ..................................................          1,695            34,019
    *Investment Technology Group, Inc. ..............................          1,300            14,833
    *Investors Bancorp, Inc. ........................................          3,232            44,860
     Janus Capital Group, Inc. ......................................          2,400            15,744
    #Jefferies Group, Inc. ..........................................          2,700            35,802
     Jones Lang LaSalle, Inc. .......................................            900            58,158
     JPMorgan Chase & Co. ...........................................         33,109         1,150,869

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Kaiser Federal Financial Group, Inc. ...........................            287   $         3,375
    #KBW, Inc. ......................................................            100             1,416
     Kearny Financial Corp. .........................................          1,800            17,514
     Kemper Corp. ...................................................          1,900            51,091
     Kennedy-Wilson Holdings, Inc. ..................................            473             5,875
     KeyCorp ........................................................         15,000           105,900
    *Knight Capital Group, Inc. Class A .............................          1,953            24,393
     Lakeland Bancorp, Inc. .........................................            840             7,804
     Lakeland Financial Corp. .......................................            508            12,136
     Legg Mason, Inc. ...............................................          2,127            58,492
    *Leucadia National Corp. ........................................          1,800            48,294
     Lincoln National Corp. .........................................          4,300            81,915
     LNB Bancorp, Inc. ..............................................            200               898
     Loews Corp. ....................................................          2,300            91,310
     M&T Bank Corp. .................................................          1,797           136,770
     Maiden Holdings, Ltd. ..........................................          1,200             9,780
     MainSource Financial Group, Inc. ...............................            700             6,566
    *Markel Corp. ...................................................            200            77,300
     MarketAxess Holdings, Inc. .....................................            896            26,190
    *Marlin Business Services Corp. .................................            400             4,716
     Marsh & McLennan Cos., Inc. ....................................          2,200            67,364
    *Maui Land & Pineapple Co., Inc. ................................            240             1,054
     MB Financial, Inc. .............................................          1,200            19,884
   #*MBIA, Inc. .....................................................          3,887            34,206
     MCG Capital Corp. ..............................................          2,300            10,672
     Meadowbrook Insurance Group, Inc. ..............................          1,400            14,504
     Medallion Financial Corp. ......................................            600             7,140
     Merchants Bancshares, Inc. .....................................            114             3,246
     Mercury General Corp. ..........................................          1,600            69,280
    *Meridian Interstate Bancorp, Inc. ..............................            200             2,606
    *MetLife, Inc. ..................................................          6,648           233,744
   .*MF Global Holdings, Ltd. .......................................            700               420
     MidSouth Bancorp, Inc. .........................................             72               989
     MidWestOne Financial Group, Inc. ...............................            196             2,803
     Montpelier Re Holdings, Ltd. ...................................          1,281            22,418
    #Moody's Corp. ..................................................            600            21,294
     Morgan Stanley .................................................         13,180           232,495
    *MSCI, Inc. .....................................................            600            20,034
    *Nara Bancorp, Inc. .............................................            900             7,632
    *NASDAQ OMX Group, Inc. (The) ...................................          2,399            60,095
    *National Financial Partners Corp. ..............................            800            10,936
     National Interstate Corp. ......................................            500            13,300
     National Penn Bancshares, Inc. .................................          2,248            17,534
     National Western Life Insurance Co. Class A ....................             11             1,581
    *Navigators Group, Inc. (The) ...................................            400            18,248
    #NBT Bancorp, Inc. ..............................................            900            19,368
     Nelnet, Inc. Class A ...........................................          1,000            21,480
     New England Bancshares, Inc. ...................................            200             2,002
    #New York Community Bancorp, Inc. ...............................          7,231            96,245
    *NewStar Financial, Inc. ........................................            732             7,847
     Northeast Community Bancorp, Inc. ..............................            500             2,890
     Northern Trust Corp. ...........................................          1,200            48,564
    #Northfield Bancorp, Inc. .......................................            400             5,524
     Northrim Bancorp, Inc. .........................................            200             3,790
     Northwest Bancshares, Inc. .....................................          3,150            39,280
     NYSE Euronext, Inc. ............................................          4,100           108,937
     Ocean Shore Holding Co. ........................................            183             1,920
     OceanFirst Financial Corp. .....................................            600             7,824
    *Ocwen Financial Corp. ..........................................          3,500            50,750
     Old National Bancorp ...........................................          2,100            24,297
     Old Republic International Corp. ...............................          7,100            62,764

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     *Old Second Bancorp, Inc. ......................................            400   $           520
      OneBeacon Insurance Group, Ltd. Class A .......................            800            12,176
      Oppenheimer Holdings, Inc. Class A ............................            400             7,028
      Oriental Financial Group, Inc. ................................            300             3,177
      Oritani Financial Corp. .......................................          1,100            14,256
    #*Pacific Capital Bancorp .......................................            300             7,767
      Pacific Continental Corp. .....................................             68               590
     *Pacific Mercantile Bancorp ....................................            400             1,216
      PacWest Bancorp ...............................................            900            15,876
     #Park National Corp. ...........................................            540            32,243
     *PartnerRe, Ltd. ...............................................          1,170            72,797
     *Peapack-Gladstone Financial Corp. .............................            184             1,862
    #*Penson Worldwide, Inc. ........................................            100               123
      Peoples Bancorp, Inc. .........................................            400             5,292
      People's United Financial, Inc. ...............................          6,800            86,700
     *PHH Corp. .....................................................          1,100            20,295
     *Phoenix Cos., Inc. (The) ......................................            800             1,192
     *PICO Holdings, Inc. ...........................................            700            15,988
    #*Pinnacle Financial Partners, Inc. .............................            638             9,576
      Platinum Underwriters Holdings, Ltd. ..........................            800            27,704
   .#*PMI Group, Inc. (The) .........................................            600               187
      PNC Financial Services Group, Inc. ............................          4,300           230,953
     *Popular, Inc. .................................................          1,100             2,046
     *Portfolio Recovery Associates, Inc. ...........................            500            35,070
      Presidential Life Corp. .......................................            300             2,976
      Primerica, Inc. ...............................................            858            19,417
      PrivateBancorp, Inc. ..........................................            700             7,630
      ProAssurance Corp. ............................................            900            68,895
     *Progressive Corp. .............................................          2,500            47,525
      Prosperity Bancshares, Inc. ...................................          1,200            46,188
      Protective Life Corp. .........................................          2,600            48,360
      Provident Financial Services, Inc. ............................          1,800            23,310
      Provident New York Bancorp ....................................            997             6,929
     *Prudential Financial, Inc. ....................................          4,000           216,800
     #Pulaski Financial Corp. .......................................            143               978
      QC Holdings, Inc. .............................................            500             1,630
     #Radian Group, Inc. ............................................            200               470
     #Raymond James Financial, Inc. .................................          1,826            55,456
      Regions Financial Corp. .......................................         16,700            65,631
      Reinsurance Group of America, Inc. ............................          1,425            74,428
      RenaissanceRe Holdings, Ltd. ..................................            620            42,234
      Renasant Corp. ................................................            700            10,094
      Republic Bancorp, Inc. Class A ................................            400             8,136
      Resource America, Inc. Class A ................................            500             2,435
     *Riverview Bancorp, Inc. .......................................            500             1,160
     #RLI Corp. .....................................................            660            46,424
      Rockville Financial, Inc. .....................................            910             9,146
     *Rodman & Renshaw Capital Group, Inc. ..........................            900               666
      Roma Financial Corp. ..........................................            210             2,031
      S&T Bancorp, Inc. .............................................            700            13,069
      S.Y. Bancorp, Inc. ............................................            500            10,290
      Safety Insurance Group, Inc. ..................................            500            21,310
      Sandy Spring Bancorp, Inc. ....................................            500             8,505
      SCBT Financial Corp. ..........................................            300             8,859
      SeaBright Holdings, Inc. ......................................            600             4,308
      SEI Investments Co. ...........................................            900            14,571
      Selective Insurance Group, Inc. ...............................          1,500            24,045
      Sierra Bancorp ................................................            286             3,129
    #*Signature Bank ................................................            442            24,642
      Simmons First National Corp. Class A ..........................            600            15,576
      SLM Corp. .....................................................          3,844            52,547

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *Southern Community Financial Corp. .............................            501   $           529
     Southside Bancshares, Inc. .....................................            488            10,038
   #*Southwest Bancorp, Inc. ........................................            600             2,820
   #*St. Joe Co. (The) ..............................................            405             5,812
     StanCorp Financial Group, Inc. .................................          1,400            47,516
     State Auto Financial Corp. .....................................          1,300            17,277
     State Bancorp, Inc. ............................................            500             5,915
     State Street Corp. .............................................          2,594           104,772
     StellarOne Corp. ...............................................            200             2,398
     Sterling Bancorp ...............................................            500             4,125
    #Stewart Information Services Corp. .............................            400             4,016
    *Stifel Financial Corp. .........................................          1,374            43,789
   #*Suffolk Bancorp ................................................            200             1,702
    *Sun Bancorp, Inc. ..............................................            771             2,290
     SunTrust Banks, Inc. ...........................................          4,500            88,785
    #Susquehanna Bancshares, Inc. ...................................          3,372            24,481
    *SVB Financial Group ............................................          1,300            59,722
     SWS Group, Inc. ................................................            600             3,306
     Symetra Financial Corp. ........................................          1,508            13,979
    #Synovus Financial Corp. ........................................          3,400             5,100
    #T. Rowe Price Group, Inc. ......................................            600            31,704
   #*Taylor Capital Group, Inc. .....................................            400             3,716
    #TCF Financial Corp. ............................................          2,900            30,856
     TD Ameritrade Holding Corp. ....................................            800            13,424
    *Tejon Ranch Co. ................................................            451            11,721
     Territorial Bancorp, Inc. ......................................            100             1,965
    *Texas Capital Bancshares, Inc. .................................            900            25,200
    *TFS Financial Corp. ............................................          2,200            20,262
    *Thomas Properties Group, Inc. ..................................            500             1,265
    #Tompkins Financial Corp. .......................................            230             9,069
     Torchmark Corp. ................................................            800            32,744
    #Tower Group, Inc. ..............................................            700            16,611
     Transatlantic Holdings, Inc. ...................................          1,800            93,672
     Travelers Cos., Inc. (The) .....................................          3,808           222,197
    *Tree.com, Inc. .................................................            500             2,700
    #TriCo Bancshares ...............................................            500             7,415
     Trustco Bank Corp. .............................................          2,160            10,714
     Trustmark Corp. ................................................          1,700            37,638
     U.S. Bancorp ...................................................          7,300           186,807
     UMB Financial Corp. ............................................          1,200            44,244
     Umpqua Holdings Corp. ..........................................          2,200            25,190
     Union Bankshares, Inc. .........................................             64             1,229
     Union First Market Bankshares Corp. ............................            400             5,128
    #United Bankshares, Inc. ........................................          1,400            33,236
   #*United Community Banks, Inc. ...................................            341             2,520
     United Financial Bancorp, Inc. .................................            520             8,393
     United Fire & Casualty Co. .....................................            700            13,167
     Univest Corp. of Pennsylvania ..................................            600             9,126
     Unum Group .....................................................          5,700           135,888
     Validus Holdings, Ltd. .........................................          1,000            27,360
    #Valley National Bancorp ........................................          4,616            55,392
     ViewPoint Financial Group ......................................            571             7,349
    *Virginia Commerce Bancorp, Inc. ................................            440             2,798
    #W.R. Berkley Corp. .............................................          2,900           100,949
    #Waddell & Reed Financial, Inc. .................................            800            22,184
     Washington Banking Co. .........................................            290             3,428
     Washington Federal, Inc. .......................................          3,100            42,315
     Washington Trust Bancorp, Inc. .................................            517            12,139
    *Waterstone Financial, Inc. .....................................          1,000             2,590
     Webster Financial Corp. ........................................            900            17,676
     Wells Fargo & Co. ..............................................         31,743           822,461

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     WesBanco, Inc. .................................................            500   $         9,930
     West Bancorporation, Inc. ......................................            700             6,888
    *West Coast Bancorp .............................................            131             1,956
    #Westamerica Bancorporation .....................................            500            22,410
    *Western Alliance Bancorp .......................................          1,600            10,400
     Westfield Financial, Inc. ......................................            700             4,977
     White Mountains Insurance Group, Ltd. ..........................            300           126,000
     Willis Group Holdings P.L.C. ...................................          1,454            52,795
    *Wilshire Bancorp, Inc. .........................................            300             1,026
    #Wintrust Financial Corp. .......................................            601            17,357
    *World Acceptance Corp. .........................................            400            27,060
     XL Group P.L.C. ................................................          3,200            69,568
     Zions Bancorporation ...........................................          3,900            67,704
    *ZipRealty, Inc. ................................................            700             1,323
                                                                                       ---------------
Total Financials ....................................................                       14,781,873
                                                                                       ---------------
Industrials -- (14.4%)
   #*3D Systems Corp. ...............................................            400             6,508
     3M Co. .........................................................          1,200            94,824
     A.O. Smith Corp. ...............................................            850            31,586
    #AAON, Inc. .....................................................            640            13,549
     AAR Corp. ......................................................          1,100            21,923
     ABM Industries, Inc. ...........................................          1,400            28,308
    *Acacia Research - Acacia Technologies ..........................            300            11,952
     Actuant Corp. Class A ..........................................          1,600            36,000
     Acuity Brands, Inc. ............................................            400            18,520
    *Advisory Board Co. (The) .......................................            200            12,250
    *AECOM Technology Corp. .........................................          1,444            30,208
    *Aegion Corp. ...................................................          1,200            17,748
   #*Aerovironment, Inc. ............................................            700            23,121
    *AGCO Corp. .....................................................          1,300            56,979
    *Air Transport Services Group, Inc. .............................            600             3,324
     Alamo Group, Inc. ..............................................            400             9,540
    *Alaska Air Group, Inc. .........................................            800            53,224
     Albany International Corp. .....................................            860            19,427
     Alexander & Baldwin, Inc. ......................................          1,100            45,661
    *Allegiant Travel Co. ...........................................            300            15,588
     Alliant Techsystems, Inc. ......................................            527            30,608
   .*Allied Defense Group, Inc. .....................................            300               945
    *Altra Holdings, Inc. ...........................................            800            11,760
    *Amerco, Inc. ...................................................            600            45,426
    *Ameresco, Inc. Class A .........................................            200             2,198
    *American Railcar Industries, Inc. ..............................            600            13,236
    *American Reprographics Co. .....................................            900             3,591
    #American Science & Engineering, Inc. ...........................            200            13,604
     American Woodmark Corp. ........................................            490             8,335
     AMETEK, Inc. ...................................................            750            29,640
     Ampco-Pittsburgh Corp. .........................................            300             6,297
     Apogee Enterprises, Inc. .......................................          1,000            10,920
     Applied Industrial Technologies, Inc. ..........................            900            30,258
     Arkansas Best Corp. ............................................            600            12,360
    *Armstrong World Industries, Inc. ...............................            949            40,418
    *Astec Industries, Inc. .........................................            700            23,275
    *Astronics Corp. ................................................            400            12,160
    *Astronics Corp. Class B ........................................             40             1,210
    *Atlas Air Worldwide Holdings, Inc. .............................            850            32,742
     Avery Dennison Corp. ...........................................          1,326            35,272
   #*Avis Budget Group, Inc. ........................................          2,700            38,070
     AZZ, Inc. ......................................................            300            13,398
     Badger Meter, Inc. .............................................            200             6,548
    *Baldwin Technology Co., Inc. Class A ...........................            300               315

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Barnes Group, Inc. .............................................          1,200   $        27,924
     Barrett Business Services, Inc. ................................            300             4,761
    *BE Aerospace, Inc. .............................................          1,300            49,049
    *Beacon Roofing Supply, Inc. ....................................            800            14,744
     Belden, Inc. ...................................................          1,200            38,736
    *Blount International, Inc. .....................................            700            10,871
    *BlueLinx Holdings, Inc. ........................................          2,045             3,231
     Boeing Co. (The) ...............................................          1,200            78,948
     Brady Corp. Class A ............................................          1,500            46,080
     Briggs & Stratton Corp. ........................................          1,400            20,440
     Brink's Co. (The) ..............................................          1,197            33,265
    #C.H. Robinson Worldwide, Inc. ..................................            300            20,829
    *CAI International, Inc. ........................................            600             9,366
     Carlisle Cos., Inc. ............................................          1,400            58,408
     Cascade Corp. ..................................................            400            17,240
    *Casella Waste Systems, Inc. ....................................            700             4,396
     Caterpillar, Inc. ..............................................          1,200           113,352
   #*CBIZ, Inc. .....................................................          1,300             8,229
     CDI Corp. ......................................................            700             9,191
     CECO Environmental Corp. .......................................            200             1,202
     Celadon Group, Inc. ............................................            500             5,505
    *Cenveo, Inc. ...................................................            300             1,125
    *Ceradyne, Inc. .................................................            600            20,076
    *Chart Industries, Inc. .........................................            283            15,992
     Chase Corp. ....................................................            200             2,800
    *Cintas Corp. ...................................................          2,200            65,758
     CIRCOR International, Inc. .....................................            500            17,410
     CLAROC, Inc. ...................................................            900            43,632
    *Clean Harbors, Inc. ............................................            400            23,308
   #*Colfax Corp. ...................................................            900            22,734
    *Columbus McKinnon Corp. ........................................            500             7,495
     Comfort Systems USA, Inc. ......................................          1,200            13,200
    *Commercial Vehicle Group, Inc. .................................            400             4,412
    *Consolidated Graphics, Inc. ....................................            300            13,668
     Con-way, Inc. ..................................................          1,428            42,083
     Cooper Industries P.L.C. .......................................            883            46,322
    *Copart, Inc. ...................................................            580            25,259
     Corporate Executive Board Co. ..................................            300            10,977
    *Corrections Corp. of America ...................................          3,000            66,690
    *CoStar Group, Inc. .............................................            263            16,182
     Courier Corp. ..................................................            500             4,345
     Covanta Holding Corp. ..........................................          3,900            57,174
    *Covenant Transportation Group, Inc. Class A ....................            100               321
    *CRA International, Inc. ........................................            300             5,796
     Crane Co. ......................................................          1,100            48,521
     CSX Corp. ......................................................          8,700           193,227
     Cubic Corp. ....................................................            800            37,696
     Cummins, Inc. ..................................................            500            49,715
     Curtiss-Wright Corp. ...........................................          1,000            32,780
     Danaher Corp. ..................................................          2,000            96,700
     Deere & Co. ....................................................            800            60,720
    *Delta Air Lines, Inc. ..........................................          4,300            36,636
     Deluxe Corp. ...................................................            700            16,534
    *DigitalGlobe, Inc. .............................................            600            12,240
     Donaldson Co., Inc. ............................................            400            25,620
     Douglas Dynamics, Inc. .........................................            200             3,004
     Dover Corp. ....................................................          2,500           138,825
     Ducommun, Inc. .................................................            300             4,281
     Dun & Bradstreet Corp. (The) ...................................            200            13,372
    *DXP Enterprises, Inc. ..........................................            200             4,996
    *Dycom Industries, Inc. .........................................          1,100            21,373

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Dynamic Materials Corp. ........................................            200   $         4,340
     Eastern Co. (The) ..............................................            142             2,883
     Eaton Corp. ....................................................          1,800            80,676
    *EMCOR Group, Inc. ..............................................          1,600            40,112
     Emerson Electric Co. ...........................................          1,500            72,180
    #Encore Wire Corp. ..............................................            700            18,606
    *Energy Conversion Devices, Inc. ................................            800               392
    *EnerSys ........................................................          1,600            36,048
     Ennis, Inc. ....................................................            500             7,315
    *EnPro Industries, Inc. .........................................            600            20,664
     Equifax, Inc. ..................................................          1,600            56,240
    *ESCO Technologies, Inc. ........................................            800            24,456
    *Esterline Technologies Corp. ...................................          1,000            55,900
     Expeditors International of Washington, Inc. ...................            700            31,920
    *Exponent, Inc. .................................................            300            14,454
    #Fastenal Co. ...................................................          1,200            45,708
     Federal Signal Corp. ...........................................          1,700             8,024
     FedEx Corp. ....................................................          2,468           201,956
    *Flanders Corp. .................................................            700             2,072
    *Flow International Corp. .......................................            920             2,383
     Flowserve Corp. ................................................            500            46,345
     Fluor Corp. ....................................................            844            47,981
     Forward Air Corp. ..............................................            500            16,375
    *Franklin Covey Co. .............................................            700             6,748
     Franklin Electric Co., Inc. ....................................            700            32,144
   #*FTI Consulting, Inc. ...........................................          1,000            39,410
    *Furmanite Corp. ................................................            800             5,336
     G & K Services, Inc. Class A ...................................            600            18,216
     Gardner Denver Machinery, Inc. .................................            300            23,199
     GATX Corp. .....................................................          1,400            53,172
   #*Genco Shipping & Trading, Ltd. .................................            700             6,300
    *GenCorp, Inc. ..................................................          1,200             5,832
    *Generac Holdings, Inc. .........................................            656            14,996
   #*General Cable Corp. ............................................            500            14,020
     General Dynamics Corp. .........................................          1,700           109,123
     General Electric Co. ...........................................         51,765           864,993
    *Genesee & Wyoming, Inc. ........................................            800            47,368
    *GEO Group, Inc. (The) ..........................................          1,630            29,715
    *GeoEye, Inc. ...................................................            600            20,142
    *Gibraltar Industries, Inc. .....................................            800             8,928
    *Global Power Equipment Group, Inc. .............................            200             5,302
     Goodrich Corp. .................................................            600            73,578
     Gorman-Rupp Co. (The) ..........................................            500            13,435
    *GP Strategies Corp. ............................................            600             7,092
     Graco, Inc. ....................................................            400            17,176
    *Graftech International, Ltd. ...................................          1,466            23,031
     Graham Corp. ...................................................            250             5,760
     Granite Construction, Inc. .....................................            400             9,000
     Great Lakes Dredge & Dock Corp. ................................          1,000             5,150
    *Greenbrier Cos., Inc. ..........................................            700            13,027
    *H&E Equipment Services, Inc. ...................................            400             4,388
     Hardinge, Inc. .................................................            300             2,616
     Harsco Corp. ...................................................          2,094            48,267
    *Hawaiian Holdings, Inc. ........................................          1,200             6,420
    #Healthcare Services Group, Inc. ................................            630            10,930
     Heartland Express, Inc. ........................................          1,800            24,138
    #HEICO Corp. ....................................................            468            26,685
     HEICO Corp. Class A ............................................            762            29,954
     Heidrick & Struggles International, Inc. .......................            400             7,912
    *Heritage-Crystal Clean, Inc. ...................................             99             1,578
     Herman Miller, Inc. ............................................            600            12,390

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*Hertz Global Holdings, Inc. ....................................          2,020   $        23,432
    *Hexcel Corp. ...................................................          1,100            27,181
    *Hill International, Inc. .......................................            900             5,040
    #HNI Corp. ......................................................            600            14,430
     Honeywell International, Inc. ..................................          1,400            73,360
     Horizon Lines, Inc. ............................................            200                55
     Houston Wire & Cable Co. .......................................            221             2,822
    *Hub Group, Inc. Class A ........................................            700            21,882
     Hubbell, Inc. Class A ..........................................            100             5,482
     Hubbell, Inc. Class B ..........................................          1,200            71,748
    *Hudson Highland Group, Inc. ....................................            700             3,241
   #*Huntington Ingalls Industries, Inc. ............................            499            14,720
    *Hurco Cos., Inc. ...............................................            200             5,224
    *Huron Consulting Group, Inc. ...................................            282            10,155
    *ICF International, Inc. ........................................            200             4,676
     IDEX Corp. .....................................................          1,920            68,064
    *IHS, Inc. ......................................................            300            25,197
    *II-VI, Inc. ....................................................          1,400            26,614
     Illinois Tool Works, Inc. ......................................          1,200            58,356
     Ingersoll-Rand P.L.C. ..........................................          3,100            96,503
   #*InnerWorkings, Inc. ............................................            640             5,792
    *Innovative Solutions & Support, Inc. ...........................            400             1,904
     Insperity, Inc. ................................................            600            15,468
     Insteel Industries, Inc. .......................................            600             6,186
    *Integrated Electrical Services, Inc. ...........................            500             1,220
     Interface, Inc. Class A ........................................          1,285            16,756
    *Interline Brands, Inc. .........................................          1,100            16,390
     International Shipholding Corp. ................................            200             4,068
     Intersections, Inc. ............................................            500             8,445
    #Iron Mountain, Inc. ............................................          2,600            80,418
     ITT Industries, Inc. ...........................................          1,617            73,735
     J.B. Hunt Transport Services, Inc. .............................            520            22,001
    *Jacobs Engineering Group, Inc. .................................            600            23,280
    *JetBlue Airways Corp. ..........................................          5,900            26,432
     John Bean Technologies Corp. ...................................            529             8,538
     Joy Global, Inc. ...............................................            500            43,600
    *Kadant, Inc. ...................................................            400             8,660
     Kaman Corp. ....................................................            600            19,950
    *Kansas City Southern ...........................................          1,600           101,072
    *KAR Auction Services, Inc. .....................................          1,819            25,011
     Kaydon Corp. ...................................................            800            25,168
     KBR, Inc. ......................................................            800            22,328
     Kelly Services, Inc. Class A ...................................          1,032            16,873
     Kennametal, Inc. ...............................................          1,700            66,113
    *Key Technology, Inc. ...........................................            200             2,256
    *Kforce, Inc. ...................................................          1,300            16,588
     Kimball International, Inc. Class B ............................            600             3,378
    *Kirby Corp. ....................................................          1,300            80,002
     Knight Transportation, Inc. ....................................          1,700            25,840
     Knoll, Inc. ....................................................            500             7,625
    *Korn/Ferry International .......................................          1,200            19,164
    *Kratos Defense & Security Solutions, Inc. ......................            970             6,140
     L.B. Foster Co. Class A ........................................            400            10,200
     L-3 Communications Holdings, Inc. ..............................          1,600           108,448
     Landstar System, Inc. ..........................................            400            17,852
     Lawson Products, Inc. ..........................................            185             3,084
    *Layne Christensen Co. ..........................................            500            12,595
     Lennox International, Inc. .....................................            560            18,026
     Lincoln Electric Holdings, Inc. ................................          1,808            65,811
    #Lindsay Corp. ..................................................            300            17,430
    *LMI Aerospace, Inc. ............................................            300             6,033

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Lockheed Martin Corp. ..........................................            524   $        39,772
     LSI Industries, Inc. ...........................................            700             4,711
    *Lydall, Inc. ...................................................            400             4,384
    *M&F Worldwide Corp. ............................................            400             9,904
    *Manitex International, Inc. ....................................            225               972
    *Manitowoc Co., Inc. (The) ......................................          3,900            43,212
     Manpower, Inc. .................................................          1,040            44,866
     Marten Transport, Ltd. .........................................            600            10,626
     Masco Corp. ....................................................          5,100            48,960
    *MasTec, Inc. ...................................................          1,900            41,078
     McGrath RentCorp ...............................................            700            18,704
    *Meritor, Inc. ..................................................          1,377            13,109
    *Metalico, Inc. .................................................          1,567             7,083
     Met-Pro Corp. ..................................................            533             4,802
    *MFRI, Inc. .....................................................            200             1,426
    *Michael Baker Corp. ............................................            300             6,174
   #*Microvision, Inc. ..............................................            600               426
    *Middleby Corp. .................................................            379            31,942
     Miller Industries, Inc. ........................................            300             6,132
     Mine Safety Appliances Co. .....................................          1,000            33,550
    *Mistras Group, Inc. ............................................            200             4,360
   #*Mobile Mini, Inc. ..............................................          1,000            18,140
    *Moog, Inc. Class A .............................................          1,100            42,603
    *Moog, Inc. Class B .............................................            138             5,401
     MSC Industrial Direct Co., Inc. Class A ........................            100             6,801
     Mueller Industries, Inc. .......................................          1,100            44,495
     Mueller Water Products, Inc. Class A ...........................          2,245             6,174
     Multi-Color Corp. ..............................................            100             2,651
    *MYR Group, Inc. ................................................            300             5,787
     NACCO Industries, Inc. Class A .................................            200            16,420
     National Presto Industries, Inc. ...............................            100             9,550
    *National Technical Systems, Inc. ...............................            300             1,456
    *Navigant Consulting, Inc. ......................................          1,600            18,128
    *NN, Inc. .......................................................            700             6,188
     Nordson Corp. ..................................................            600            27,822
     Norfolk Southern Corp. .........................................          3,680           272,283
     Northrop Grumman Corp. .........................................          2,395           138,311
    *Northwest Pipe Co. .............................................            100             2,667
    *Old Dominion Freight Line, Inc. ................................          1,200            43,884
    *Omega Flex, Inc. ...............................................            169             1,993
    *On Assignment, Inc. ............................................          1,100            11,869
    *Orbital Sciences Corp. .........................................          1,400            21,644
    *Orion Energy Systems, Inc. .....................................            900             2,772
    *Orion Marine Group, Inc. .......................................          1,000             6,790
    *Oshkosh Corp. ..................................................            700            14,602
    *Owens Corning, Inc. ............................................          2,800            79,464
    *P.A.M. Transportation Services, Inc. ...........................            300             3,054
    #PACCAR, Inc. ...................................................            750            32,430
   #*Pacer International, Inc. ......................................            600             2,826
     Parker Hannifin Corp. ..........................................            700            57,085
    *Patriot Transportation Holding, Inc. ...........................             42               966
    #Pentair, Inc. ..................................................          1,340            48,173
    *Pike Electric Corp. ............................................            300             2,283
    *Pinnacle Airlines Corp. ........................................            600             1,542
    #Pitney Bowes, Inc. .............................................            700            14,266
   #*PMFG, Inc. .....................................................            300             6,135
    *Powell Industries, Inc. ........................................            300            10,083
    *PowerSecure International, Inc. ................................            500             2,125
     Precision Castparts Corp. ......................................            200            32,630
     Preformed Line Products Co. ....................................            191            12,291
     Primoris Services Corp. ........................................            600             7,812

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Quality Distribution, Inc. .....................................            700   $         7,889
     Quanex Building Products Corp. .................................          1,000            14,750
    *Quanta Services, Inc. ..........................................          1,500            31,335
    #R. R. Donnelley & Sons Co. .....................................          3,900            63,570
     Raven Industries, Inc. .........................................            300            18,003
     Raytheon Co. ...................................................          2,200            97,218
    *RBC Bearings, Inc. .............................................            700            28,350
    *RCM Technologies, Inc. .........................................            400             1,924
     Regal-Beloit Corp. .............................................          1,000            53,130
     Republic Services, Inc. ........................................          2,610            74,281
     Resources Connection, Inc. .....................................            900             9,981
    *Roadrunner Transportation Systems, Inc. ........................            600            10,014
     Robbins & Myers, Inc. ..........................................          1,536            68,644
    #Robert Half International, Inc. ................................            500            13,215
     Rockwell Automation, Inc. ......................................            500            33,825
     Rockwell Collins, Inc. .........................................            500            27,915
     Rollins, Inc. ..................................................          1,060            23,087
     Roper Industries, Inc. .........................................          1,300           105,430
    *Rush Enterprises, Inc. Class A .................................            750            14,475
     Ryder System, Inc. .............................................          1,500            76,410
    *Saia, Inc. .....................................................            300             4,005
    *Sauer-Danfoss, Inc. ............................................            400            15,488
     Schawk, Inc. ...................................................            800            10,792
    *School Specialty, Inc. .........................................            400             3,060
    *Shaw Group, Inc. ...............................................            800            18,608
     Simpson Manufacturing Co., Inc. ................................          1,400            42,924
     SkyWest, Inc. ..................................................          1,600            21,456
    *SL Industries, Inc. ............................................            200             3,990
     Snap-on, Inc. ..................................................          1,200            64,404
     Southwest Airlines Co. .........................................         15,063           128,789
    *Spirit Aerosystems Holdings, Inc. Class A ......................          1,500            25,605
     SPX Corp. ......................................................            800            43,688
    *Standard Parking Corp. .........................................            200             3,518
    #Standard Register Co. ..........................................            700             1,813
     Standex International Corp. ....................................            300            11,583
     Stanley Black & Decker, Inc. ...................................          2,004           127,955
     Steelcase, Inc. Class A ........................................          2,400            17,784
   #*Stericycle, Inc. ...............................................            300            25,074
    *Sterling Construction Co., Inc. ................................            400             4,980
     Sun Hydraulics, Inc. ...........................................            300             8,628
    *SunPower Corp. Class B .........................................            258             2,438
     Superior Uniform Group, Inc. ...................................            200             2,412
    *SYKES Enterprises, Inc. ........................................          1,400            22,302
    *Sypris Solutions, Inc. .........................................            700             2,219
     TAL International Group, Inc. ..................................            900            25,047
    *Taser International, Inc. ......................................            900             4,473
    *Team, Inc. .....................................................            500            12,505
    *Tecumseh Products Co. Class A ..................................            300             1,908
    *Teledyne Technologies, Inc. ....................................            800            43,576
     Tennant Co. ....................................................            300            11,607
   #*Terex Corp. ....................................................          1,200            19,968
    *Tetra Tech, Inc. ...............................................          1,300            28,379
    #Textron, Inc. ..................................................          2,314            44,938
    *Thomas & Betts Corp. ...........................................          1,500            74,535
     Timken Co. .....................................................          1,300            54,756
    #Titan International, Inc. ......................................          1,230            27,675
    *Titan Machinery, Inc. ..........................................            400             9,332
     Toro Co. .......................................................            200            10,808
     Towers Watson & Co. ............................................            300            19,710
    *TRC Cos., Inc. .................................................            700             3,059
     Tredegar Corp. .................................................            800            15,496

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Trex Co., Inc. .................................................            400   $         7,392
    *TriMas Corp. ...................................................            300             5,847
     Trinity Industries, Inc. .......................................          1,900            51,813
     Triumph Group, Inc. ............................................          1,120            65,072
    *TrueBlue, Inc. .................................................          1,300            17,186
     Tutor Perini Corp. .............................................            600             8,718
     Twin Disc, Inc. ................................................            400            15,560
     Tyco International, Ltd. .......................................          1,630            74,247
    *Ultralife Corp. ................................................            400             1,808
     UniFirst Corp. .................................................            440            23,034
     Union Pacific Corp. ............................................          3,900           388,323
   #*United Continental Holdings, Inc. ..............................          1,800            34,776
     United Parcel Service, Inc. ....................................          1,100            77,264
    *United Rentals, Inc. ...........................................            425             9,949
     United Stationers, Inc. ........................................          1,300            41,353
     United Technologies Corp. ......................................          1,855           144,653
     Universal Forest Products, Inc. ................................            600            16,842
     Universal Truckload Services, Inc. .............................            100             1,552
    *URS Corp. ......................................................          1,400            49,980
    *US Airways Group, Inc. .........................................          2,300            13,271
     US Ecology, Inc. ...............................................            400             7,224
   #*USG Corp. ......................................................          1,800            16,668
     UTi Worldwide, Inc. ............................................          1,000            14,610
     Valmont Industries, Inc. .......................................            500            42,875
    *Verisk Analytics, Inc. Class A .................................            350            12,302
    *Versar, Inc. ...................................................            300               987
     Viad Corp. .....................................................            700            14,651
     Vicor Corp. ....................................................            900             8,235
     Virco Manufacturing Corp. ......................................            285               502
    *Volt Information Sciences, Inc. ................................            900             5,670
     W.W. Grainger, Inc. ............................................            320            54,819
     Wabtec Corp. ...................................................            700            47,026
    #Waste Connections, Inc. ........................................          3,000           102,150
    #Waste Management, Inc. .........................................          1,874            61,711
    #Watsco, Inc. ...................................................            400            24,664
     Watts Water Technologies, Inc. Class A .........................            800            25,192
    *WCA Waste Corp. ................................................            600             2,856
     Werner Enterprises, Inc. .......................................          1,600            37,920
    *WESCO International, Inc. ......................................            600            29,076
     Woodward, Inc. .................................................          1,000            33,880
                                                                                       ---------------
Total Industrials ...................................................                       11,778,335
                                                                                       ---------------
Information Technology -- (14.6%)
     Accenture P.L.C. Class A .......................................            500            30,130
    *ACI Worldwide, Inc. ............................................            600            18,402
     Activision Blizzard, Inc. ......................................          4,580            61,326
    *Actuate Corp. ..................................................          1,300             8,450
    *Acxiom Corp. ...................................................            800            10,552
    *ADDvantage Technologies Group, Inc. ............................            400               866
    *Adobe Systems, Inc. ............................................          1,100            32,351
    #ADTRAN, Inc. ...................................................            800            26,880
    *Advanced Analogic Technologies, Inc. ...........................          1,200             5,232
    *Advanced Energy Industries, Inc. ...............................          1,100            10,274
   #*Advanced Micro Devices, Inc. ...................................          2,500            14,575
    *Advanced Photonix, Inc. ........................................            600               519
   #*Advent Software, Inc. ..........................................            800            21,920
    *Aehr Test Systems ..............................................            200               183
    *Agilysys, Inc. .................................................            900             7,641
    *Akamai Technologies, Inc. ......................................            743            20,016
     Altera Corp. ...................................................          1,100            41,712
    *Amdocs, Ltd. ...................................................          1,300            39,026

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     American Software, Inc. Class A ................................            900   $         7,038
   #*Amkor Technology, Inc. .........................................          4,200            20,328
     Amphenol Corp. .................................................            600            28,494
    *Amtech Systems, Inc. ...........................................            400             4,088
    *Anadigics, Inc. ................................................          1,600             4,208
     Analog Devices, Inc. ...........................................          1,100            40,227
    *Anaren, Inc. ...................................................            500             9,565
    *Ancestry.com, Inc. .............................................            800            18,216
    *Anixter International, Inc. ....................................            700            41,083
    *ANSYS, Inc. ....................................................            300            16,308
   #*AOL, Inc. ......................................................          1,187            16,760
    *Apple, Inc. ....................................................          1,600           647,648
     Applied Materials, Inc. ........................................          4,500            55,440
    *Applied Micro Circuits Corp. ...................................          2,100            14,154
    *Ariba, Inc. ....................................................            700            22,176
    *Arris Group, Inc. ..............................................          3,660            39,382
    *Arrow Electronics, Inc. ........................................          2,200            79,310
    *Aspen Technology, Inc. .........................................          1,400            24,276
    *Atmel Corp. ....................................................          1,400            14,784
    *ATMI, Inc. .....................................................            700            14,280
    *AuthenTec, Inc. ................................................            500             1,825
    *Autodesk, Inc. .................................................            900            31,140
     Automatic Data Processing, Inc. ................................          1,200            62,796
     Avago Technologies, Ltd. .......................................            400            13,508
    *Aviat Networks, Inc. ...........................................            949             1,945
    *Avid Technology, Inc. ..........................................            900             5,580
    *Avnet, Inc. ....................................................          2,000            60,620
     AVX Corp. ......................................................          3,400            45,594
    *Aware, Inc. ....................................................            900             2,664
    *Axcelis Technologies, Inc. .....................................          1,623             2,272
    *AXT, Inc. ......................................................            800             3,760
     Bel Fuse, Inc. Class B .........................................            300             5,364
    *Benchmark Electronics, Inc. ....................................          1,800            24,732
     Black Box Corp. ................................................            600            16,794
     Blackbaud, Inc. ................................................            200             5,606
    *Blue Coat Systems, Inc. ........................................            400             6,440
    *BMC Software, Inc. .............................................            800            27,808
    *Bottomline Technologies, Inc. ..................................            700            17,003
    *Brightpoint, Inc. ..............................................          1,900            19,285
    *Broadcom Corp. .................................................          1,100            39,699
     Broadridge Financial Solutions, Inc. ...........................            800            17,800
    *Brocade Communications Systems, Inc. ...........................          8,603            37,681
     Brooks Automation, Inc. ........................................          1,800            18,810
    *BSQUARE Corp. ..................................................            300             1,464
    *BTU International, Inc. ........................................            300             1,140
     CA, Inc. .......................................................          1,800            38,988
    *Cabot Microelectronics Corp. ...................................            700            26,964
   #*CACI International, Inc. Class A ...............................            800            43,912
    *Cadence Design Systems, Inc. ...................................          2,240            24,797
    *CalAmp Corp. ...................................................            500             1,845
    *Calix, Inc. ....................................................            490             4,268
   #*Callidus Software, Inc. ........................................             60               340
    *Cardtronics, Inc. ..............................................            400             9,972
     Cass Information Systems, Inc. .................................            160             6,270
    *CEVA, Inc. .....................................................            500            15,535
    *Checkpoint Systems, Inc. .......................................          1,300            17,225
   #*Cirrus Logic, Inc. .............................................          1,400            23,296
     Cisco Sytems, Inc. .............................................         16,450           304,819
    *Citrix Systems, Inc. ...........................................            400            29,132
     Cognex Corp. ...................................................          1,140            38,635
    *Cognizant Technology Solutions Corp. ...........................            600            43,650

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Coherent, Inc. .................................................            700   $        35,679
     Cohu, Inc. .....................................................            600             6,654
     Communications Systems, Inc. ...................................             14               231
    *CommVault Systems, Inc. ........................................            200             8,516
     Computer Sciences Corp. ........................................          2,700            84,942
    *Computer Task Group, Inc. ......................................            500             6,385
    *Compuware Corp. ................................................          4,400            37,180
   #*comScore, Inc. .................................................            425             8,972
     Comtech Telecommunications Corp. ...............................            500            16,555
   #*Concur Technologies, Inc. ......................................            600            27,912
    *Convergys Corp. ................................................          3,600            38,520
    *Convio, Inc. ...................................................            368             3,529
    *CoreLogic, Inc. ................................................          2,600            31,642
     Corning, Inc. ..................................................          3,600            51,444
    *Cray, Inc. .....................................................            400             2,532
   #*Cree, Inc. .....................................................            600            15,984
     Crexendo, Inc. .................................................            200               566
    *CSG Systems International, Inc. ................................            800            11,392
    *CSR P.L.C. ADR .................................................            235             2,660
     CTC Media, Inc. ................................................            800             9,208
     CTS Corp. ......................................................            500             4,640
    *CyberOptics Corp. ..............................................            300             2,445
    *Cymer, Inc. ....................................................            800            34,760
    *Cypress Semiconductor Corp. ....................................          1,300            24,843
     Daktronics, Inc. ...............................................            900             9,090
     DDi Corp. ......................................................            243             2,233
    *DealerTrack Holdings, Inc. .....................................            700            15,183
    *Dell, Inc. .....................................................          4,500            71,145
    *Deltek, Inc. ...................................................            182             1,340
    *DG FastChannel, Inc. ...........................................            600            11,184
    *Dice Holdings, Inc. ............................................            700             7,126
     Diebold, Inc. ..................................................          1,400            45,192
    *Digi International, Inc. .......................................            900            11,511
    *Digimarc Corp. .................................................            228             6,099
    *Digital River, Inc. ............................................          1,100            20,163
    *Diodes, Inc. ...................................................            900            20,133
   #*Document Security Systems, Inc. ................................            200               646
   #*Dolby Laboratories, Inc. .......................................            200             5,848
    *Dot Hill Systems Corp. .........................................            944             1,624
    *DSP Group, Inc. ................................................            600             3,708
     DST Systems, Inc. ..............................................            400            20,076
    *DTS, Inc. ......................................................            300             8,427
    *Dynamics Research Corp. ........................................            300             2,892
     Earthlink, Inc. ................................................          3,100            21,731
    *eBay, Inc. .....................................................          4,300           136,869
   #*Ebix, Inc. .....................................................            700            11,977
    *Echelon Corp. ..................................................            600             4,056
    *EchoStar Corp. Class A .........................................            198             5,219
     Electro Rent Corp. .............................................            500             8,035
    *Electro Scientific Industries, Inc. ............................            800             9,832
    *Electronic Arts, Inc. ..........................................          2,300            53,705
    *Electronics for Imaging, Inc. ..................................          1,300            19,500
    *EMC Corp. ......................................................          4,600           112,746
    *EMCORE Corp. ...................................................          1,200             1,188
    *Emulex Corp. ...................................................          2,400            20,112
    *Entegris, Inc. .................................................          3,600            32,256
    *Entorian Technologies, Inc. ....................................             23                72
   #*Entropic Communications, Inc. ..................................          1,007             5,861
    *Envestnet, Inc. ................................................            684             7,962
     EPIQ Systems, Inc. .............................................            900            12,834
    *Equinix, Inc. ..................................................            448            43,012

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Euronet Worldwide, Inc. ........................................          1,600   $        30,992
    *Exar Corp. .....................................................          1,700            10,387
    *ExlService Holdings, Inc. ......................................            500            13,040
    *Extreme Networks ...............................................          3,207             9,461
    *F5 Networks, Inc. ..............................................            300            31,185
    *Fabrinet .......................................................            700             8,680
     FactSet Research Systems, Inc. .................................            100             9,942
     Fair Isaac Corp. ...............................................          1,100            30,085
    *Fairchild Semiconductor International, Inc. ....................          3,600            53,892
    *FalconStor Software, Inc. ......................................            700             2,373
    *FARO Technologies, Inc. ........................................            300            12,534
    *FEI Co. ........................................................            800            31,808
     Fidelity National Information Services, Inc. ...................          4,349           113,857
    *Finisar Corp. ..................................................            700            14,343
   #*First Solar, Inc. ..............................................            200             9,954
    *Fiserv, Inc. ...................................................          1,900           111,853
     FLIR Systems, Inc. .............................................            600            15,780
    *FormFactor, Inc. ...............................................          1,400             8,372
    *Forrester Research, Inc. .......................................            400            14,324
    *Fortinet, Inc. .................................................            500            11,530
    *Frequency Electronics, Inc. ....................................            300             2,481
    *FSI International, Inc. ........................................            964             2,381
    *Gartner Group, Inc. ............................................            300            11,556
    *Genpact, Ltd. ..................................................          1,900            30,685
     Global Payments, Inc. ..........................................            400            18,368
    *Globecomm Systems, Inc. ........................................            600             8,154
    *Google, Inc. ...................................................            400           237,056
    *GSI Group, Inc. ................................................            700             6,839
   #*GT Advanced Technologies, Inc. .................................          1,000             8,200
    *Hackett Group, Inc. (The) ......................................          1,600             6,608
    *Harmonic, Inc. .................................................          1,400             7,700
    #Harris Corp. ...................................................            900            33,975
     Heartland Payment Systems, Inc. ................................            328             7,137
     Hewlett-Packard Co. ............................................          6,500           172,965
    *Hittite Microwave Corp. ........................................            353            18,568
    *Hutchinson Technology, Inc. ....................................            700             1,246
    *I.D. Systems, Inc. .............................................            400             2,196
    *IAC/InterActiveCorp ............................................          3,207           130,942
   #*iGATE Corp. ....................................................          1,200            16,176
   #*iGo, Inc. ......................................................            500               590
    *Ikanos Communications, Inc. ....................................          1,100             1,166
    *Imation Corp. ..................................................            400             2,688
    *Immersion Corp. ................................................            800             5,496
    *Infinera Corp. .................................................          1,500            10,965
    *Informatica Corp. ..............................................            400            18,200
    *InfoSpace, Inc. ................................................          1,000             8,760
    *Ingram Micro, Inc. Class A .....................................          4,600            82,248
    *Innodata Isogen, Inc. ..........................................            200               700
    *Insight Enterprises, Inc. ......................................          1,400            23,660
    *Integrated Device Technology, Inc. .............................          4,408            26,801
    *Integrated Silicon Solution, Inc. ..............................            836             7,700
     Intel Corp. ....................................................         19,300           473,622
    *Interactive Intelligence Group .................................            200             5,550
    #InterDigital, Inc. .............................................            152             6,604
    *Intermec, Inc. .................................................          1,700            13,719
    *Internap Network Services Corp. ................................          1,600             9,088
     International Business Machines Corp. ..........................          2,600           480,038
    *International Rectifier Corp. ..................................          2,000            48,580
    *Interphase Corp. ...............................................            200               848
     Intersil Corp. Class A .........................................          3,800            45,486
    *Intevac, Inc. ..................................................            700             5,635

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *IntriCon Corp. .................................................            200   $         1,030
    *Intuit, Inc. ...................................................            400            21,468
    *IPG Photonics Corp. ............................................            460            24,316
    *Iteris, Inc. ...................................................            800             1,032
    *Itron, Inc. ....................................................            300            11,037
    *Ixia ...........................................................          1,573            17,822
    *IXYS Corp. .....................................................            900            12,303
    #j2 Global Communications, Inc. .................................            700            21,546
     Jabil Circuit, Inc. ............................................          2,300            47,288
     Jack Henry & Associates, Inc. ..................................          1,000            32,410
    *JDA Software Group, Inc. .......................................          1,000            31,870
    *JDS Uniphase Corp. .............................................          4,400            52,800
    *Juniper Networks, Inc. .........................................          1,100            26,917
    *Kenexa Corp. ...................................................            800            18,296
    *Key Tronic Corp. ...............................................            400             1,672
     Keynote Systems, Inc. ..........................................            200             4,774
   #*KIT Digital, Inc. ..............................................            861             7,749
     KLA-Tencor Corp. ...............................................          1,000            47,090
    *Kopin Corp. ....................................................          1,717             6,954
    *Kulicke & Soffa Industries, Inc. ...............................          1,300            12,545
    *KVH Industries, Inc. ...........................................            400             2,944
    *Lam Research Corp. .............................................            600            25,794
    *Lattice Semiconductor Corp. ....................................          2,800            17,724
    *LeCroy Corp. ...................................................            400             4,104
     Lender Processing Services, Inc. ...............................            500             8,775
    *Lexmark International, Inc. ....................................          1,600            50,720
     Linear Technology Corp. ........................................            940            30,371
    *Lionbridge Technologies, Inc. ..................................            322               873
    *Liquidity Services, Inc. .......................................            800            26,048
     Littlefuse, Inc. ...............................................            600            29,376
   #*LogMeIn, Inc. ..................................................            100             4,067
    *LoJack Corp. ...................................................            600             1,992
    *LoopNet, Inc. ..................................................            562             9,942
    *Loral Space & Communications, Inc. .............................            400            24,200
    *LSI Corp. ......................................................          4,900            30,625
    *LTX-Credence Corp. .............................................            224             1,418
    *Magma Design Automation, Inc. ..................................            400             2,112
    *Manhattan Associates, Inc. .....................................            506            21,429
    *ManTech International Corp. Class A ............................            600            21,078
     Marchex, Inc. Class B ..........................................            900             8,001
    *Marvell Technology Group, Ltd. .................................          3,100            43,369
    *Mastech Holdings, Inc. .........................................             44               158
     MasterCard, Inc. Class A .......................................            200            69,448
     Maxim Integrated Products, Inc. ................................          1,000            26,160
     Maximus, Inc. ..................................................            800            32,272
    *Maxwell Technologies, Inc. .....................................            267             5,332
    *Measurement Specialties, Inc. ..................................            100             3,121
    *MEMC Electronic Materials, Inc. ................................            690             4,133
    *Mentor Graphics Corp. ..........................................          2,900            32,944
    *Mercury Computer Systems, Inc. .................................            700            10,220
     Methode Electronics, Inc. ......................................            900             8,361
     Micrel, Inc. ...................................................          1,200            13,224
    #Microchip Technology, Inc. .....................................            800            28,928
    *Micron Technology, Inc. ........................................         14,600            81,614
    *MICROS Systems, Inc. ...........................................            400            19,688
    *Microsemi Corp. ................................................          1,700            31,382
     Microsoft Corp. ................................................         16,000           426,080
    *MicroStrategy, Inc. ............................................             76            10,015
    *Mindspeed Technologies, Inc. ...................................            500             2,780
   #*MIPS Technologies, Inc. ........................................          1,000             5,490
     MKS Instruments, Inc. ..........................................          1,500            39,960

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     ModusLink Global Solutions, Inc. ...............................            900   $         3,762
     Molex, Inc. Class A ............................................          1,082            22,073
    *MoneyGram International, Inc. ..................................          2,100             5,376
    *Monolithic Power Systems, Inc. .................................            700             8,722
    *Monotype Imaging Holdings, Inc. ................................            700             9,499
    *Monster Worldwide, Inc. ........................................          3,300            30,459
   #*MoSys, Inc. ....................................................          1,400             5,418
    *Motorola Mobility Holdings, Inc. ...............................          1,412            54,899
     Motorola Solutions, Inc. .......................................          3,900           182,949
    *MRV Communications, Inc. .......................................          2,481             3,176
     MTS Systems Corp. ..............................................            300            11,001
    *Multi-Fineline Electronix, Inc. ................................            800            18,352
    *Nanometrics, Inc. ..............................................            340             5,739
    *NAPCO Security Technologies, Inc. ..............................            600             1,248
     National Instruments Corp. .....................................          1,500            40,065
    *NCR Corp. ......................................................          2,000            38,080
    *NetApp, Inc. ...................................................            800            32,768
    *NETGEAR, Inc. ..................................................            800            28,368
    *NetLogic Microsystems, Inc. ....................................            800            39,360
    *NetScout Systems, Inc. .........................................          1,100            18,029
   #*NetSuite, Inc. .................................................            548            20,846
    *Network Equipment Technologies, Inc. ...........................            190               363
    *NeuStar, Inc. ..................................................            700            22,253
    *Newport Corp. ..................................................            800            11,080
    *NIC, Inc. ......................................................            700             9,667
    *Novatel Wireless, Inc. .........................................            700             2,779
    *Novellus Systems, Inc. .........................................          1,500            51,825
    *Nuance Communications, Inc. ....................................          3,900           103,272
    *NVIDIA Corp. ...................................................          3,634            53,783
   #*Oclaro, Inc. ...................................................            500             2,055
    *OmniVision Technologies, Inc. ..................................          1,700            27,727
    *ON Semiconductor Corp. .........................................          3,799            28,758
    *Online Resources Corp. .........................................          1,300             3,484
    *Openwave Systems, Inc. .........................................            900             1,395
    *Oplink Communications, Inc. ....................................            656            10,640
     OPNET Technologies, Inc. .......................................            742            32,455
     Oracle Corp. ...................................................          8,700           285,099
    *OSI Systems, Inc. ..............................................            500            22,150
    *PAR Technology Corp. ...........................................            400             1,456
    *Parametric Technology Corp. ....................................          1,500            31,245
     Park Electrochemical Corp. .....................................            600            16,980
     Paychex, Inc. ..................................................            800            23,312
    *PC Connection, Inc. ............................................          1,000             8,350
    *PC Mall, Inc. ..................................................            400             2,108
    *PC-Tel, Inc. ...................................................            700             5,068
    *PDF Solutions, Inc. ............................................            800             4,136
    *Perficient, Inc. ...............................................            600             5,718
    *Performance Technologies, Inc. .................................            400               732
    *Pericom Semiconductor Corp. ....................................            900             7,641
    *Pervasive Software, Inc. .......................................            700             4,361
    *Photronics, Inc. ...............................................            500             3,135
    *Planar Systems, Inc. ...........................................            700             1,351
     Plantronics, Inc. ..............................................          1,000            33,410
    *Plexus Corp. ...................................................            900            23,130
    *PLX Technology, Inc. ...........................................            900             2,925
    *PMC-Sierra, Inc. ...............................................          5,000            31,700
    *Polycom, Inc. ..................................................          1,800            29,754
    #Power Integrations, Inc. .......................................            700            24,941
   #*Power-One, Inc. ................................................          2,200            10,890
    *Presstek, Inc. .................................................            550               418
    *Progress Software Corp. ........................................          1,800            37,908

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *PROS Holdings, Inc. ............................................            567   $         8,993
     QAD, Inc. Class A ..............................................            405             4,682
     QAD, Inc. Class B ..............................................            101             1,184
    *QLIK Technologies, Inc. ........................................            200             5,714
    *QLogic Corp. ...................................................          2,100            29,337
     QUALCOMM, Inc. .................................................          3,800           196,080
    *Quest Software, Inc. ...........................................          2,300            40,457
   #*QuickLogic Corp. ...............................................            900             2,763
   #*Rackspace Hosting, Inc. ........................................            200             8,278
    *RadiSys Corp. ..................................................            900             5,274
     RealNetworks, Inc. .............................................          1,200            11,712
    *Red Hat, Inc. ..................................................            800            39,720
    *Reis, Inc. .....................................................            200             1,956
    *Relm Wireless Corp. ............................................            100               100
    *RF Micro Devices, Inc. .........................................          2,501            18,357
     Richardson Electronics, Ltd. ...................................            500             6,495
    *RightNow Technologies, Inc. ....................................            413            17,763
     Rimage Corp. ...................................................            400             4,440
    *Riverbed Technology, Inc. ......................................            550            15,169
    *Rofin-Sinar Technologies, Inc. .................................            700            18,200
    *Rogers Corp. ...................................................            600            25,902
    *Rosetta Stone, Inc. ............................................            400             3,972
    *Rovi Corp. .....................................................            468            23,185
    *Rubicon Technology, Inc. .......................................            590             6,148
    *Rudolph Technologies, Inc. .....................................          1,100             8,107
    *S1 Corp. .......................................................            471             4,583
    *SAIC, Inc. .....................................................          1,800            22,374
    *Salesforce.com, Inc. ...........................................            200            26,634
    *Sandisk Corp. ..................................................          1,100            55,737
    *Sanmina-SCI Corp. ..............................................            500             4,405
     Sapient Corp. ..................................................          2,900            35,844
    *ScanSource, Inc. ...............................................            700            24,332
    *Scientific Learning Corp. ......................................            400             1,392
    *SeaChange International, Inc. ..................................            400             3,376
     Seagate Technology .............................................          2,200            35,530
    *Semtech Corp. ..................................................          1,600            39,072
   #*Sigma Designs, Inc. ............................................            300             2,502
    *Silicon Graphics International Corp. ...........................            600             8,676
    *Silicon Image, Inc. ............................................          2,500            16,100
   #*Silicon Laboratories, Inc. .....................................            600            25,650
    *Skyworks Solutions, Inc. .......................................            600            11,886
    *SolarWinds, Inc. ...............................................            200             5,772
     Solera Holdings, Inc. ..........................................            100             5,463
    *Sonus Networks, Inc. ...........................................          5,900            15,635
    *Spansion, Inc. Class A .........................................          1,300            13,377
    *SRS Labs, Inc. .................................................            500             3,515
    *SS&C Technologies Holdings, Inc. ...............................          1,600            25,376
    *Stamps.com, Inc. ...............................................            700            22,792
    *Standard Microsystems Corp. ....................................            600            14,856
    *StarTek, Inc. ..................................................            500             1,175
   #*STEC, Inc. .....................................................          1,100            12,452
    *Steel Excel, Inc. ..............................................            350             9,100
   #*Stratasys, Inc. ................................................            200             5,608
    *Super Micro Computer, Inc. .....................................            253             4,048
    *Supertex, Inc. .................................................            200             3,692
    *Sycamore Networks, Inc. ........................................            920            17,682
    *Symantec Corp. .................................................          1,900            32,319
    *Symmetricom, Inc. ..............................................          1,403             7,225
   #*Synaptics, Inc. ................................................            750            25,342
    *SYNNEX Corp. ...................................................            900            25,983
    *Synopsys, Inc. .................................................          1,853            49,679

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Syntel, Inc. ...................................................            300   $        14,670
    *Take-Two Interactive Software, Inc. ............................          2,100            33,138
    *Taleo Corp. ....................................................             57             1,847
    *Tech Data Corp. ................................................          1,200            59,016
    *TechTarget, Inc. ...............................................            636             4,713
    *Tekelec ........................................................          1,700            16,694
    *TeleCommunication Systems, Inc. Class A ........................          1,000             3,300
   #*TeleNav, Inc. ..................................................            500             4,285
    *TeleTech Holdings, Inc. ........................................            700            12,236
     Tellabs, Inc. ..................................................         10,844            46,955
     Telular Corp. ..................................................            600             3,594
    *Teradata Corp. .................................................            800            47,728
   #*Teradyne, Inc. .................................................          3,300            47,256
    *Tessera Technologies, Inc. .....................................          1,100            15,147
     Texas Instruments, Inc. ........................................          2,800            86,044
     TheStreet, Inc. ................................................            300               579
    *THQ, Inc. ......................................................          1,300             2,769
    *TIBCO Software, Inc. ...........................................            600            17,334
    *TiVo, Inc. .....................................................          1,000            10,830
    *TNS, Inc. ......................................................            100             1,953
     Total System Services, Inc. ....................................          1,614            32,102
    *Transact Technologies, Inc. ....................................            400             3,084
   #*Travelzoo, Inc. ................................................            240             7,646
    *Trimble Navigation, Ltd. .......................................            600            24,246
    *Triquint Semiconductor, Inc. ...................................          4,000            21,280
    *TTM Technologies, Inc. .........................................          1,700            18,989
    *Tyler Technologies, Inc. .......................................            400            12,628
    *Ultra Clean Holdings, Inc. .....................................            800             4,384
    *Ultratech, Inc. ................................................            700            15,260
    *Unisys Corp. ...................................................            110             2,859
     United Online, Inc. ............................................          1,900            11,229
   #*Universal Display Corp. ........................................            323            15,126
   #*ValueClick, Inc. ...............................................          1,300            22,880
    *Varian Semiconductor Equipment Associates, Inc. ................            700            43,939
    *Veeco Instruments, Inc. ........................................            700            18,683
    *VeriFone Systems, Inc. .........................................            368            15,533
    *Verint Systems, Inc. ...........................................            300             8,940
     VeriSign, Inc. .................................................            700            22,463
   #*Viasat, Inc. ...................................................          1,000            42,590
    *Vicon Industries, Inc. .........................................            200               670
    *Video Display Corp. ............................................            300             1,239
   #*VirnetX Holding Corp. ..........................................            700            15,085
    *Virtusa Corp. ..................................................            532             8,666
     Visa, Inc. .....................................................            900            83,934
    *Vishay Intertechnology, Inc. ...................................          4,200            45,150
   #*Vishay Precision Group, Inc. ...................................            450             6,566
   #*VistaPrint N.V. ................................................            519            18,123
    *Vocus, Inc. ....................................................            200             4,076
    *Volterra Semiconductor Corp. ...................................            400             9,480
    *Web.com Group, Inc. ............................................            600             5,796
    *Websense, Inc. .................................................            200             3,568
    *Western Digital Corp. ..........................................          3,100            82,584
     Western Union Co. (The) ........................................          1,000            17,470
    *Wireless Telecom Group, Inc. ...................................            300               279
    *Wright Express Corp. ...........................................            500            23,440
     Xerox Corp. ....................................................         12,724           104,082
     Xilinx, Inc. ...................................................          1,000            33,460
    *XO Group, Inc. .................................................            900             8,307
    *X-Rite, Inc. ...................................................          1,000             4,510
    *Xyratex, Ltd. ..................................................            600             8,184
    *Yahoo!, Inc. ...................................................          3,000            46,920

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Zebra Technologies Corp. Class A ...............................          1,000   $        35,740
    *Zygo Corp. .....................................................            300             4,602
                                                                                       ---------------
Total Information Technology ........................................                       11,998,231
                                                                                       ---------------
Materials -- (5.3%)
     A. Schulman, Inc. ..............................................            272             5,742
    *A.M. Castle & Co. ..............................................            700             9,583
    *AEP Industries, Inc. ...........................................            200             5,406
     Air Products & Chemicals, Inc. .................................            500            43,070
     Airgas, Inc. ...................................................          1,000            68,950
    #AK Steel Holding Corp. .........................................            400             3,332
     Albemarle Corp. ................................................            800            42,632
     Alcoa, Inc. ....................................................          9,700           104,372
     Allegheny Technologies, Inc. ...................................            843            39,115
    *Allied Nevada Gold Corp. .......................................            300            11,394
    #AMCOL International Corp. ......................................            700            21,133
     American Vanguard Corp. ........................................            800             9,896
     AptarGroup, Inc. ...............................................          1,400            67,158
     Ashland, Inc. ..................................................          1,441            76,315
     Ball Corp. .....................................................            600            20,742
     Bemis Co., Inc. ................................................          2,200            61,842
     Boise, Inc. ....................................................          2,225            13,461
     Buckeye Technologies, Inc. .....................................          1,600            48,384
     Cabot Corp. ....................................................          1,200            36,216
    *Calgon Carbon Corp. ............................................          1,500            23,925
     Carpenter Technology Corp. .....................................          1,200            68,064
     Celanese Corp. Class A .........................................            700            30,485
    *Century Aluminum Co. ...........................................          3,000            33,480
     CF Industries Holdings, Inc. ...................................            666           108,072
    *Chemtura Corp. .................................................          1,400            16,996
    *Clearwater Paper Corp. .........................................            600            19,878
     Cliffs Natural Resources, Inc. .................................            700            47,754
    *Coeur d'Alene Mines Corp. ......................................            888            22,706
     Commercial Metals Co. ..........................................          3,400            42,262
     Compass Minerals International, Inc. ...........................            300            22,821
    *Contango ORE, Inc. .............................................             30               420
    *Core Molding Technologies, Inc. ................................            300             2,607
    *Crown Holdings, Inc. ...........................................            700            23,653
     Cytec Industries, Inc. .........................................          1,300            58,071
     Deltic Timber Corp. ............................................            300            20,307
    #Domtar Corp. ...................................................            802            65,692
     Dow Chemical Co. (The) .........................................          6,100           170,068
     E.I. du Pont de Nemours & Co. ..................................          2,000            96,140
     Eagle Materials, Inc. ..........................................          1,100            22,638
     Eastman Chemical Co. ...........................................            800            31,432
    #Ecolab, Inc. ...................................................            600            32,304
    *Ferro Corp. ....................................................          2,200            14,234
    *Flotek Industries, Inc. ........................................            200             1,488
     FMC Corp. ......................................................            300            23,667
     Freeport-McMoRan Copper & Gold, Inc. Class B ...................          2,000            80,520
     Friedman Industries, Inc. ......................................            300             3,144
   #*General Moly, Inc. .............................................            600             2,064
    *Georgia Gulf Corp. .............................................             28               507
    *Globe Specialty Metals, Inc. ...................................            900            15,003
    *Graphic Packaging Holding Co. ..................................          8,380            37,040
     Greif, Inc. Class A ............................................            600            26,868
     Greif, Inc. Class B ............................................            384            17,568
     H.B. Fuller Co. ................................................          1,400            30,086
     Hawkins, Inc. ..................................................            200             7,656
     Haynes International, Inc. .....................................            259            15,149
   #*Hecla Mining Co. ...............................................          2,700            16,929

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Huntsman Corp. .................................................          5,100   $        59,874
     Innophos Holdings, Inc. ........................................            600            26,394
    *Innospec, Inc. .................................................            320             9,664
     International Flavors & Fragrances, Inc. .......................            300            18,168
     International Paper Co. ........................................          3,400            94,180
    *Intrepid Potash, Inc. ..........................................            600            16,698
     Kaiser Aluminum Corp. ..........................................            500            23,230
    *KapStone Paper & Packaging Corp. ...............................          1,200            19,680
     KMG Chemicals, Inc. ............................................            300             4,362
     Koppers Holdings, Inc. .........................................            100             3,309
     Kronos Worldwide, Inc. .........................................          1,164            25,829
    *Landec Corp. ...................................................            800             4,968
    *Louisiana-Pacific Corp. ........................................          2,100            13,965
    *LSB Industries, Inc. ...........................................            200             7,086
    #Martin Marietta Materials, Inc. ................................            447            32,260
    *Material Sciences Corp. ........................................            400             3,240
    *Materion Corp. .................................................            600            15,864
     MeadWestavco Corp. .............................................          3,200            89,312
    *Metals USA Holdings Corp. ......................................            500             5,445
     Minerals Technologies, Inc. ....................................            600            32,904
   #*Molycorp, Inc. .................................................            100             3,827
     Monsanto Co. ...................................................            900            65,475
     Mosaic Co. (The) ...............................................            600            35,136
     Myers Industries, Inc. .........................................            700             8,554
     Nalco Holding Co. ..............................................            900            33,939
    *Nanophase Technologies Corp. ...................................            300               138
     Neenah Paper, Inc. .............................................            300             4,950
     NewMarket Corp. ................................................            300            58,242
     Newmont Mining Corp. ...........................................          2,600           173,758
     NL Industries, Inc. ............................................          1,000            14,540
    *Noranda Aluminum Holding Corp. .................................          1,000             9,260
     Nucor Corp. ....................................................          1,600            60,448
     Olin Corp. .....................................................          2,100            39,606
     Olympic Steel, Inc. ............................................            300             6,135
    *OM Group, Inc. .................................................            900            26,019
    *Omnova Solutions, Inc. .........................................            746             3,305
    *Owens-Illinois, Inc. ...........................................            700            14,056
     P.H. Glatfelter Co. ............................................            400             6,000
     Packaging Corp. of America .....................................          1,200            31,296
    *Penford Corp. ..................................................            200             1,022
     PolyOne Corp. ..................................................          2,611            29,217
     PPG Industries, Inc. ...........................................            400            34,564
     Praxair, Inc. ..................................................            455            46,260
     Quaker Chemical Corp. ..........................................            400            13,916
     Reliance Steel & Aluminum Co. ..................................          1,807            79,851
     Rock-Tenn Co. Class A ..........................................            827            48,950
    *Rockwood Holdings, Inc. ........................................          1,700            78,268
     Royal Gold, Inc. ...............................................            900            64,422
     RPM International, Inc. ........................................          2,900            65,163
    *RTI International Metals, Inc. .................................            700            18,473
     Schnitzer Steel Industries, Inc. Class A .......................            600            28,080
    #Scotts Miracle-Gro Co. Class A (The) ...........................            500            24,255
     Sealed Air Corp. ...............................................          2,400            42,720
     Sensient Technologies Corp. ....................................          1,400            51,744
     Sherwin-Williams Co. ...........................................            500            41,355
     Silgan Holdings, Inc. ..........................................            800            30,032
    *Solutia, Inc. ..................................................          1,200            19,500
     Sonoco Products Co. ............................................            843            26,462
    *Spartech Corp. .................................................          1,300             5,278
     Steel Dynamics, Inc. ...........................................          3,400            42,466
     Stepan Co. .....................................................            300            23,187

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
   #*Stillwater Mining Co. ..........................................          2,900   $        32,944
     Temple-Inland, Inc. ............................................          2,400            76,344
    #Texas Industries, Inc. .........................................            800            24,000
    #Titanium Metals Corp. ..........................................          2,400            40,200
    *United States Lime & Minerals, Inc. ............................            200            11,000
    #United States Steel Corp. ......................................          1,600            40,576
    *Universal Stainless & Alloy Products, Inc. .....................            200             7,530
     Valspar Corp. ..................................................          2,000            69,740
    #Vulcan Materials Co. ...........................................          1,494            46,747
     Walter Energy, Inc. ............................................            300            22,695
     Wausau Paper Corp. .............................................          1,700            12,750
     Westlake Chemical Corp. ........................................          1,281            52,790
     Worthington Industries, Inc. ...................................          2,100            36,288
    *WR Grace & Co. .................................................            600            25,074
     Zep, Inc. ......................................................            400             6,096
    *Zoltek Cos., Inc. ..............................................            500             3,625
                                                                                       ---------------
Total Materials .....................................................                        4,365,141
                                                                                       ---------------
Other -- (0.0%)
  .#*Atlas Energy, Inc. Escrow Shares ............................             1,200                --
   .*Gerber Scientific, Inc. Escrow Shares ..........................            900                --
   .*Softbrands, Inc. Escrow Shares .................................            600                --
                                                                                       ---------------
Total Other .........................................................                               --
                                                                                       ---------------
Telecommunication Services -- (3.2%)
    *AboveNet, Inc. .................................................            264            15,668
    *American Tower Corp. ...........................................            600            33,060
     AT&T, Inc. .....................................................         31,861           933,846
     Atlantic Tele-Network, Inc. ....................................            400            15,180
    *Cbeyond, Inc. ..................................................            677             5,578
     CenturyLink, Inc. ..............................................          4,000           141,040
    *Cincinnati Bell, Inc. ..........................................          4,600            14,812
    *Cogent Communications Group, Inc. ..............................            328             5,264
     Consolidated Communications Holdings, Inc. .....................            800            15,104
   #*Crown Castle International Corp. ...............................            400            16,544
   #*FiberTower Corp. ...............................................             60                58
    #Frontier Communications Corp. ..................................         13,649            85,443
    *General Communications, Inc. Class A ...........................          1,100            10,395
     HickoryTech Corp. ..............................................            250             2,790
     IDT Corp. Class B ..............................................            400             4,600
   #*Iridium Communications, Inc. ...................................          1,397             8,885
   #*Leap Wireless International, Inc. ..............................          2,600            18,070
   #*Level 3 Communications, Inc. ...................................            613            16,361
    *MetroPCS Communications, Inc. ..................................          1,833            15,580
    *Neutral Tandem, Inc. ...........................................            300             3,162
    *NII Holdings, Inc. .............................................            900            21,177
     NTELOS Holdings Corp. ..........................................            400             7,608
    *PAETEC Holding Corp. ...........................................          1,200             6,576
    *Pendrell Corp. .................................................          1,000             2,480
    *Premiere Global Services, Inc. .................................          1,600            14,496
    *SBA Communications Corp. .......................................            500            19,045
    *Sprint Nextel Corp. ............................................         30,700            78,899
     SureWest Communications ........................................            400             4,588
     Telephone & Data Systems, Inc. .................................          1,300            30,134
     Telephone & Data Systems, Inc. Special Shares ..................            900            18,828
    *tw telecom, Inc. ...............................................          1,200            22,200
    *United States Cellular Corp. ...................................            424            16,905
     USA Mobility, Inc. .............................................            400             5,228
     Verizon Communications, Inc. ...................................         25,840           955,563
    *Warwick Valley Telephone Co. ...................................             86             1,036

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Telecommunication Services -- (Continued)
    #Windstream Corp. ...............................................          2,487   $        30,267
                                                                                       ---------------
Total Telecommunication Services ....................................                        2,596,470
                                                                                       ---------------
Utilities -- (3.2%)
    *AES Corp. ......................................................          5,497            61,676
     AGL Resources, Inc. ............................................          1,000            41,940
     ALLETE, Inc. ...................................................            600            23,706
     Alliant Energy Corp. ...........................................            400            16,312
     Ameren Corp. ...................................................            900            28,692
     American Electric Power Co., Inc. ..............................            900            35,352
     American States Water Co. ......................................            300            10,482
     American Water Works Co., Inc. .................................            300             9,159
     Aqua America, Inc. .............................................          1,300            28,847
    #Artesian Resources Corp. .......................................            200             3,640
     Atmos Energy Corp. .............................................            900            30,888
     Avista Corp. ...................................................          1,000            25,450
    #Black Hills Corp. ..............................................            700            23,597
   #*Cadiz, Inc. ....................................................            300             2,883
     California Water Service Group .................................            600            11,142
    *Calpine Corp. ..................................................          6,900           104,673
     CenterPoint Energy, Inc. .......................................          1,600            33,344
     Central Vermont Public Service Corp. ...........................            200             7,074
     CH Energy Group, Inc. ..........................................            300            16,563
     Chesapeake Utilities Corp. .....................................            241            10,216
     Cleco Corp. ....................................................            900            33,183
    #CMS Energy Corp. ...............................................          1,000            20,820
     Connecticut Water Services, Inc. ...............................            200             5,348
     Consolidated Edison, Inc. ......................................            600            34,722
     Constellation Energy Group, Inc. ...............................            400            15,880
     Dominion Resources, Inc. .......................................          1,200            61,908
     DPL, Inc. ......................................................            500            15,175
    #DTE Energy Co. .................................................            700            36,477
     Duke Energy Corp. ..............................................          2,700            55,134
   #*Dynegy, Inc. ...................................................          1,300             4,771
     Edison International, Inc. .....................................            700            28,420
     El Paso Electric Co. ...........................................            800            25,624
     Empire District Electric Co. ...................................            800            15,976
     Entergy Corp. ..................................................            300            20,751
    #Exelon Corp. ...................................................          1,349            59,882
     FirstEnergy Corp. ..............................................          1,166            52,423
    *Genie Energy, Ltd. Class B .....................................            400             3,320
    *GenOn Energy, Inc. .............................................         16,687            50,895
     Great Plains Energy, Inc. ......................................          1,400            29,036
     Hawaiian Electric Industries, Inc. .............................          1,100            27,863
     IDACORP, Inc. ..................................................            800            32,304
     Integrys Energy Group, Inc. ....................................            600            31,746
     ITC Holdings Corp. .............................................            400            29,072
    #Laclede Group, Inc. ............................................            300            12,036
     MDU Resources Group, Inc. ......................................            700            14,427
     MGE Energy, Inc. ...............................................            400            17,456
     Middlesex Water Co. ............................................            300             5,685
     National Fuel Gas Co. ..........................................            300            18,387
     New Jersey Resources Corp. .....................................            700            32,914
     NextEra Energy, Inc. ...........................................            900            50,760
     Nicor, Inc. ....................................................            400            22,500
    #NiSource, Inc. .................................................          1,200            26,508
     Northeast Utilities, Inc. ......................................            700            24,199
    #Northwest Natural Gas Co. ......................................            400            18,688
     NorthWestern Corp. .............................................            500            17,225
    *NRG Energy, Inc. ...............................................          3,400            72,828
     NSTAR ..........................................................            600            27,054

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Utilities -- (Continued)
     NV Energy, Inc. ................................................          2,900   $        46,516
     OGE Energy Corp. ...............................................            500            25,870
     Oneok, Inc. ....................................................            600            45,630
     Ormat Technologies, Inc. .......................................          1,300            24,687
     Otter Tail Corp. ...............................................            600            11,646
     Pepco Holdings, Inc. ...........................................            800            15,840
     PG&E Corp. .....................................................            842            36,122
    #Piedmont Natural Gas Co. .......................................            800            26,152
     Pinnacle West Capital Corp. ....................................            500            22,790
     PNM Resources, Inc. ............................................          1,200            21,576
     Portland General Electric Co. ..................................          1,120            27,485
     PPL Corp. ......................................................          1,000            29,370
     Progress Energy, Inc. ..........................................            800            41,680
     Public Service Enterprise Group, Inc. ..........................          4,500           151,650
     Questar Corp. ..................................................          3,600            69,372
     SCANA Corp. ....................................................            400            16,912
     Sempra Energy ..................................................            400            21,492
     SJW Corp. ......................................................            600            13,968
     South Jersey Industries, Inc. ..................................            400            22,524
     Southern Co. ...................................................          1,600            69,120
     Southwest Gas Corp. ............................................            800            31,584
     TECO Energy, Inc. ..............................................            960            17,827
     UGI Corp. ......................................................          1,242            35,608
     UIL Holdings Corp. .............................................            500            17,040
     UniSource Energy Corp. .........................................            500            18,640
     Unitil Corp. ...................................................            100             2,667
     Vectren Corp. ..................................................            800            22,704
    #Westar Energy, Inc. ............................................          1,200            32,712
     WGL Holdings, Inc. .............................................            600            25,686
     Wisconsin Energy Corp. .........................................          1,000            32,430
     Xcel Energy, Inc. ..............................................          1,100            28,435
     York Water Co. .................................................            360             6,120
                                                                                       ---------------
Total Utilities .....................................................                        2,588,888
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                       75,052,336
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
     Shares .........................................................        246,088           246,088
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
 (S)@DFA Short Term Investment Fund .................................      5,956,442         5,956,442
    @Repurchase Agreement, Deutsche Bank Securities, Inc.
        0.12%, 11/01/11 (Collateralized by $628,433 FHLMC, rates
        ranging from 4.500% to 6.000%, maturities ranging from
        07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to
        5.000%, maturities ranging from 06/01/26 to 06/01/41,
        valued at $630,692) to be repurchased at $610,131 ...........   $        610           610,129
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                        6,566,571
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $88,262,542) ...............................................                  $    81,864,995
                                                                                       ===============

                CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (91.5%)
AUSTRALIA -- (6.8%)
     Adelaide Brighton, Ltd. ........................................          6,034   $        18,056
     AGL Energy, Ltd. ...............................................          1,753            26,413
     Alumina, Ltd. ..................................................         25,008            38,095
     Amalgamated Holdings, Ltd. .....................................          4,182            24,836
     Amcor, Ltd. ....................................................          7,427            54,338
     AMP, Ltd. ......................................................          8,980            40,033
     APA Group, Ltd. ................................................          4,462            20,349
     APN News & Media, Ltd. .........................................          5,416             4,967
   #*Aquila Resources, Ltd. .........................................          2,424            15,050
     Asciano Group, Ltd. ............................................         30,892            49,384
     ASX, Ltd. ......................................................          1,133            36,379
     Atlas Iron, Ltd. ...............................................            665             2,157
    *Austar United Communications, Ltd. .............................         13,491            16,337
     Australia & New Zealand Banking Group, Ltd. ....................         10,721           242,255
    *Australian Agricultural Co., Ltd. ..............................          5,906             8,666
     Australian Infrastructure Fund .................................         11,625            23,079
    *Australian Worldwide Exploration, Ltd. .........................         11,677            16,840
     Automotive Holdings Group NL ...................................          6,747            14,759
    #Bank of Queensland, Ltd. .......................................          5,672            49,874
     Beach Energy, Ltd. .............................................         17,534            21,549
     Bendigo Bank, Ltd. .............................................          4,852            47,910
    #BHP Billiton, Ltd. Sponsored ADR ...............................          2,200           171,776
    #Billabong International, Ltd. ..................................          5,123            22,886
    *BlueScope Steel, Ltd. ..........................................         25,498            22,306
     Boral, Ltd. ....................................................         16,713            68,224
     Bradken, Ltd. ..................................................          1,584            12,776
     Brambles, Ltd. .................................................          2,733            18,893
     Brickworks, Ltd. ...............................................          1,710            20,074
     Caltex Australia, Ltd. .........................................          3,267            45,372
     Campbell Brothers, Ltd. ........................................            989            47,610
     Challenger, Ltd. ...............................................          9,885            47,123
     Coca-Cola Amatil, Ltd. .........................................          3,099            40,004
     Commonwealth Bank of Australia NL ..............................          4,309           221,353
     Computershare, Ltd. ............................................          2,217            17,521
     Credit Corp. Group, Ltd. .......................................          1,551             6,376
     CSR, Ltd. ......................................................         16,074            40,943
    *Dart Energy, Ltd. ..............................................          1,696             1,092
    #David Jones, Ltd. ..............................................          7,232            25,530
   #*Downer EDI, Ltd. ...............................................          7,785            24,723
     DUET Group, Ltd. ...............................................         18,845            32,842
    #DuluxGroup, Ltd. ...............................................          2,763             7,612
   #*Elders, Ltd. ...................................................          9,306             2,706
   #*Energy World Corp., Ltd. .......................................         12,801             7,708
     Envestra, Ltd. .................................................         35,078            23,637
    #Fairfax Media, Ltd. ............................................         54,103            52,461
     FKP Property Group, Ltd. .......................................         14,216             7,327
    #Fletcher Building, Ltd. ........................................            913             4,879
    #Flight Centre, Ltd. ............................................            646            13,413
    #Goodman Fielder, Ltd. ..........................................         62,636            36,427
     GrainCorp, Ltd. ................................................          2,702            22,257
     GUD Holdings, Ltd. .............................................          1,903            15,599
    #GWA Group, Ltd. ................................................          5,833            13,974
    #Harvey Norman Holdings, Ltd. ...................................         12,250            27,744
    *Hillgrove Resources, Ltd. ......................................         75,521            18,721
    #Hills Holdings, Ltd. ...........................................          5,255             5,986
     Iluka Resources, Ltd. ..........................................          2,000            33,249
     Incitec Pivot, Ltd. ............................................         18,610            67,408
     Insurance Australia Group, Ltd. ................................         31,288           103,152

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     IOOF Holdings, Ltd. ............................................          2,294   $        15,194
     Iress Market Technology, Ltd. ..................................          2,664            21,230
    *James Hardie Industries SE Sponsored ADR .......................            600            19,458
    #JB Hi-Fi, Ltd. .................................................            833            13,748
   #*Kimberley Metals, Ltd. .........................................          2,746               883
     Kingsgate Consolidated, Ltd. ...................................            496             3,910
    #Leighton Holdings, Ltd. ........................................            404             9,178
     Lend Lease Group NL ............................................          6,437            52,373
     Macarthur Coal, Ltd. ...........................................          1,885            31,962
    *MacMahon Holdings, Ltd. ........................................         23,515            14,899
     Macquarie Group, Ltd. ..........................................          3,881            99,921
     Melbourne IT, Ltd. .............................................          5,334             7,915
    *Metals X, Ltd. .................................................          2,482               623
     Metcash, Ltd. ..................................................          7,942            34,755
     Mincor Resources NL ............................................          4,393             3,885
    *Mineral Deposits, Ltd. .........................................          3,452            23,325
    #Monadelphous Group, Ltd. .......................................          1,313            24,972
    #Mount Gibson Iron, Ltd. ........................................          8,762            14,014
   #*Murchison Metals, Ltd. .........................................          4,058             1,258
    #Myer Holdings, Ltd. ............................................          1,415             3,862
    #National Australia Bank, Ltd. ..................................         13,723           366,532
     Navitas, Ltd. ..................................................          5,275            22,846
     Newcrest Mining, Ltd. ..........................................            880            31,101
    *Nufarm, Ltd. ...................................................          5,093            25,062
     Oil Search, Ltd. ...............................................          2,655            18,113
     OneSteel, Ltd. .................................................         16,070            20,437
     Orica, Ltd. ....................................................          2,285            61,890
     Origin Energy, Ltd. ............................................          9,429           142,089
     OZ Minerals, Ltd. ..............................................          2,017            24,222
     Pacific Brands, Ltd. ...........................................         16,041            10,022
    *Paladin Energy, Ltd. ...........................................          5,796             8,851
     Panoramic Resources, Ltd. ......................................          3,668             5,264
     Peet, Ltd. .....................................................          6,007             7,647
   #*Perilya, Ltd. ..................................................         42,247            20,105
    *Perilya, Ltd. ..................................................            624               303
    #Perpetual Trustees Australia, Ltd. .............................            334             7,895
     PMP, Ltd. ......................................................         15,111             9,055
     Premier Investments, Ltd. ......................................          1,327             7,085
    *Prime Aet&D Holdings No.1, Ltd. ................................              1                --
     Programmed Maintenance Service, Ltd. ...........................          6,629            13,698
    *Qantas Airways, Ltd. ...........................................         25,039            41,875
    #QBE Insurance Group, Ltd. ......................................          2,126            32,725
    *Ramelius Resources, Ltd. .......................................         23,490            30,516
     RCR Tomlinson, Ltd. ............................................          7,109            10,547
     Reece Australia, Ltd. ..........................................            772            15,182
    *Rio Tinto, Ltd. ................................................          1,280            91,896
    *Roc Oil Co., Ltd. ..............................................         10,705             3,326
     SAI Global, Ltd. ...............................................          5,683            28,309
    #Salmat, Ltd. ...................................................          4,935            14,485
     Santos, Ltd. ...................................................          5,642            76,198
     Seven Group Holdings, Ltd. .....................................          3,972            31,910
     Seven West Media, Ltd. .........................................          2,372             8,886
    *Silex System, Ltd. .............................................          1,790             4,209
     Sims Metal Management, Ltd. ....................................          4,273            62,416
     Southern Cross Media Group, Ltd. ...............................         18,980            24,437
     Spark Infrastructure Group, Ltd. ...............................          8,923            11,369
     Spotless Group, Ltd. ...........................................          8,895            18,522
    *St. Barbara, Ltd. ..............................................          2,817             6,527
    *Straits Resources, Ltd. ........................................          6,014             4,355
     Suncorp Group, Ltd. ............................................         15,346           137,729
   #*Sunland Group, Ltd. ............................................          7,830             7,316

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     Telstra Corp., Ltd. ............................................          7,576   $        24,599
     Ten Network Holdings, Ltd. .....................................          8,071             7,804
    *Teranga Gold Corp. .............................................          6,408            13,522
     Toll Holdings, Ltd. ............................................         12,022            60,724
    #Transfield Services, Ltd. ......................................         16,892            40,314
     Transurban Group, Ltd. .........................................          5,036            27,625
     UGL, Ltd. ......................................................          2,473            34,216
     Village Roadshow, Ltd. .........................................          4,000            12,105
   #*Virgin Blue Holdings, Ltd. .....................................         46,180            18,005
     Washington H. Soul Pattinson & Co., Ltd. .......................          3,442            49,779
     Wesfarmers, Ltd. ...............................................          8,147           276,415
     Westpac Banking Corp. ..........................................          5,582           129,537
     Westpac Banking Corp. Sponsored ADR ............................          1,800           209,610
     WHK Group, Ltd. ................................................          9,975             8,890
     Woodside Petroleum, Ltd. .......................................            671            25,550
     Woolworths, Ltd. ...............................................          1,333            33,322
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                        4,957,344
                                                                                       ---------------
AUSTRIA -- (0.5%)
     Agrana Beteiligungs AG .........................................            195            22,147
     Andritz AG .....................................................            334            29,523
   #*A-TEC Industries AG ............................................            464               539
     Erste Group Bank AG ............................................          2,853            60,822
    #Oesterreichischen Post AG ......................................            380            11,461
     OMV AG .........................................................          1,301            45,335
    #Raiffeisen Bank International AG ...............................            581            16,124
     RHI AG .........................................................            422             9,182
     Schoeller-Bleckmann Oilfield Equipment AG ......................            121             9,560
     Telekom Austria AG .............................................          2,696            30,581
     Verbund AG .....................................................            290             8,421
     Vienna Insurance Group AG Wiener Versicherung Gruppe ...........          1,044            43,778
     Voestalpine AG .................................................            813            27,934
     Wienerberger AG ................................................          1,876            22,666
     Zumtobel AG ....................................................            642            13,301
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                          351,374
                                                                                       ---------------
BELGIUM -- (0.8%)
     Ackermans & van Haaren NV ......................................            765            61,629
     Ageas SA .......................................................         25,453            51,025
     Banque Nationale de Belgique SA ................................              6            19,105
     Barco NV .......................................................            411            22,224
    #Bekaert SA .....................................................            568            25,210
     Belgacom SA ....................................................            497            15,029
     Compagnie d'Entreprises SA .....................................            220            12,352
     Compagnie Maritime Belge SA ....................................            293             6,871
     Delhaize Group SA Sponsored ADR ................................          1,100            71,863
   #*Dexia SA .......................................................          9,412             7,301
    *D'ieteren SA ...................................................            720            40,974
     Elia System Operator SA ........................................            591            23,982
    *Euronav SA .....................................................            852             3,769
     EVS Broadcast Equipment SA .....................................            132             6,756
     Exmar NV .......................................................            649             4,874
     KBC Groep NV ...................................................          1,299            28,807
    *Kinepolis Group NV .............................................            280            21,708
     Mobistar SA ....................................................            266            15,137
     Nyrstar NV .....................................................          1,426            12,471
     Sipef NV .......................................................             98             7,734
     Solvay SA ......................................................            202            20,578
     Telenet Group Holding NV .......................................            699            26,961
     Tessenderlo Chemie NV ..........................................            947            29,384

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
BELGIUM -- (Continued)
     Umicore SA .....................................................          1,145   $        48,982
                                                                                       ---------------
TOTAL BELGIUM .......................................................                          584,726
                                                                                       ---------------
CANADA -- (9.9%)
   #*Absolute Software Corp. ........................................            500             2,578
    *Advantage Oil & Gas, Ltd. ......................................            500             2,654
     Aecon Group, Inc. ..............................................            700             6,321
    #AGF Management, Ltd. Class B ...................................            962            15,423
     Agnico-Eagle Mines, Ltd. .......................................            802            34,792
     Agrium, Inc. ...................................................            900            74,203
     Alamos Gold, Inc. ..............................................          1,800            33,318
    *Alexco Resource Corp. ..........................................          3,400            26,027
     Algonquin Power & Utilities Corp. ..............................            400             2,247
     Alimentation Couche-Taro, Inc. Class B .........................            800            24,078
    #AltaGas, Ltd. ..................................................            800            23,605
     Amerigo Resources, Ltd. ........................................          6,500             4,304
    *Angle Energy, Inc. .............................................          2,180            14,041
    *Antrim Energy, Inc. ............................................          3,100             3,328
    *Anvil Mining, Ltd. .............................................          1,500            10,835
    #ARC Resources, Ltd. ............................................          1,900            48,322
   #*Argonaut Gold, Inc. ............................................            172             1,053
     Astral Media, Inc. Class A .....................................          2,100            72,096
     Atlantic Power Corp. ...........................................            100             1,347
   #*AuRico Gold, Inc. ..............................................          2,609            25,259
    *Ballard Power Systems, Inc. ....................................          2,600             3,861
    #Bank of Montreal ...............................................          4,535           267,937
     Bank of Nova Scotia ............................................          2,179           114,836
    #Barrick Gold Corp. .............................................          2,900           143,174
     Baytex Energy Corp. ............................................            400            21,145
     BCE, Inc. ......................................................            118             4,677
     Bell Aliant, Inc. ..............................................            200             5,630
    *Bellatrix Exploration, Ltd. ....................................            986             4,580
   #*Birchcliff Energy, Ltd. ........................................            900            13,652
     Bombardier, Inc. Class B .......................................          7,800            32,241
    #Bonavista Energy Corp. .........................................            400            10,297
     Brookfield Asset Management, Inc. Class A ......................            600            17,360
     Brookfield Properties Corp. ....................................          1,200            19,696
     CAE, Inc. ......................................................          3,740            39,886
     Calfrac Well Services, Ltd. ....................................            200             6,200
     Cameco Corp. ...................................................          2,500            53,649
     Canaccord Capital, Inc. ........................................          1,100            10,407
     Canada Bread Co., Ltd. .........................................            400            17,240
    #Canadian Imperial Bank of Commerce .............................          1,127            84,914
     Canadian National Railway Co. ..................................          1,000            78,335
    *Canadian National Resources, Ltd. ..............................          3,200           112,879
     Canadian Oil Sands, Ltd. .......................................            640            14,832
     Canadian Pacific Railway, Ltd. .................................          2,000           123,622
    #Canadian Tire Corp. Class A ....................................            900            53,797
     Canadian Utilities, Ltd. Class A ...............................          1,000            60,446
     Canadian Western Bank ..........................................          1,200            34,312
     Canam Group, Inc. Class A ......................................          1,300             5,126
    *Canfor Corp. ...................................................            830             8,394
     Capital Power Corp. ............................................            200             5,058
     Cascades, Inc. .................................................          2,400            10,956
    *Catalyst Paper Corp. ...........................................         11,600               756
     CCL Industries, Inc. Class B ...................................            700            20,366
    *Celestica, Inc. ................................................          5,200            43,144
    *Celtic Exploration, Ltd. .......................................          1,400            34,679
     Cenovus Energy, Inc. ...........................................          1,090            37,334
    *CGI Group, Inc. Class A ........................................          2,700            55,260
    *Chinook Energy, Inc. ...........................................             61                95

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Clarke, Inc. ...................................................          1,100   $         4,547
     Cogeco Cable, Inc. .............................................            200             9,517
    *Compton Petroleum Corp. ........................................              7                44
    *Connacher Oil & Gas, Ltd. ......................................          5,200             2,400
    *Corridor Resources, Inc. .......................................            500             1,234
    #Corus Entertainment, Inc. Class B ..............................          1,500            28,728
    *Cott Corp. .....................................................            300             2,107
    #Crescent Point Energy Corp. ....................................          1,700            72,605
    *Crew Energy, Inc. ..............................................          1,200            13,195
    *Crystallex International Corp. .................................          9,200             1,661
     Davis & Henderson Corp. ........................................             84             1,433
    #Daylight Energy, Ltd. ..........................................          1,800            17,788
    *Denison Mines Corp. ............................................          2,000             3,150
     Dollarama, Inc. ................................................            350            13,175
     Dorel Industries, Inc. Class B .................................            500            12,160
    *DragonWave, Inc. ...............................................          1,657             6,284
    *Dundee Capital Markets, Inc. ...................................          2,320             1,862
   #*Dundee Precious Metals, Inc. ...................................          2,800            22,473
    *Eastern Platinum, Ltd. .........................................         16,800            10,956
     E-L Financial Corp., Ltd. ......................................             34            13,303
     Eldorado Gold Corp. ............................................          1,659            31,174
     Empire Co., Ltd. Class A .......................................            700            42,790
    #Enbridge, Inc. .................................................          1,248            43,234
    #Encana Corp. ...................................................          3,890            84,376
     Enerflex, Ltd. .................................................            600             6,176
    #Enerplus Corp. .................................................          1,585            44,079
     Ensign Energy Services, Inc. ...................................          2,800            42,109
     Equitable Group, Inc. ..........................................            500            12,832
    *Euro Goldfields, Ltd. ..........................................          1,700            19,136
    *Fairborne Energy, Ltd. .........................................          1,000             3,572
     Fairfax Financial Holdings, Ltd. ...............................            300           125,409
     Finning International, Inc. ....................................            800            18,701
     First Quantum Minerals, Ltd. ...................................          2,105            44,159
    *FirstService Corp. .............................................            400            11,176
    *Flint Energy Services, Ltd. ....................................            400             4,796
    *Forsys Metals Corp. ............................................          4,100             2,838
    #Fortis, Inc. ...................................................            900            30,429
    *Galleon Energy, Inc. Class A ...................................          1,500             4,214
     George Weston, Ltd. ............................................            800            55,452
     Gildan Activewear, Inc. ........................................            800            20,643
     Goldcorp, Inc. .................................................          3,938           191,616
    *Golden Star Resources, Ltd. ....................................          8,100            16,009
    *Gran Tierra Energy, Inc. .......................................          2,679            16,422
    *Grande Cache Coal Corp. ........................................          3,900            38,618
   #*Great Basin Gold, Ltd. .........................................          5,600             7,866
     Great-West Lifeco, Inc. ........................................            700            15,584
     Groupe Aeroplan, Inc. ..........................................          5,560            64,037
    *Hanfeng Evergreen, Inc. ........................................          1,400             4,340
    *Harry Winston Diamond Corp. ....................................            500             6,060
     Home Capital Group, Inc. .......................................            400            18,091
     HudBay Minerals, Inc. ..........................................          2,300            25,198
    #Husky Energy, Inc. .............................................          1,600            41,078
     IAMGOLD Corp. ..................................................          1,600            34,400
     IGM Financial, Inc. ............................................            400            17,272
    *Imax Corp. .....................................................            200             3,859
    *Imperial Metals Corp. ..........................................          1,200            25,342
    #Imperial Oil, Ltd. .............................................            600            24,849
     Industrial Alliance Insurance & Financial Services, Inc. .......          2,200            71,579
     Inmet Mining Corp. .............................................            700            41,786
     Intact Financial Corp. .........................................            600            33,481
    *Intermap Technologies, Ltd. ....................................          1,800               578

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *International Forest Products, Ltd. Class A ....................          2,000   $         8,267
   #*Ivanhoe Energy, Inc. ...........................................          3,900             4,813
    *Ivanhoe Mines, Ltd. ............................................          1,725            35,305
   #*Jaguar Mining, Inc. ............................................          3,400            17,567
    #Just Energy Group, Inc. ........................................            500             5,398
    *Kingsway Financial Services, Inc. ..............................          1,700             1,211
     Kinross Gold Corp. .............................................          5,881            83,841
    *Kirkland Lake Gold, Inc. .......................................            500             9,345
    *La Mancha Resources, Inc. ......................................          1,000             2,227
    *Labrador Iron Mines Holdings, Ltd. .............................          4,500            31,151
     Laurentian Bank of Canada ......................................            400            18,452
    *Legacy Oil & Gas, Inc. .........................................            937             8,479
     Leon's Furniture, Ltd. .........................................            400             4,735
     Linamar Corp. ..................................................          1,500            23,807
    #Loblaw Cos., Ltd. ..............................................          1,300            49,757
    *Lundin Mining Corp. ............................................          5,200            20,398
     MacDonald Dettweiler & Associates, Ltd. ........................            366            16,454
     Magna International, Inc. ......................................          2,400            91,570
     Major Drilling Group International, Inc. .......................            900            12,036
     Manitoba Telecom Services, Inc. ................................            500            16,017
    #Manulife Financial Corp. .......................................         10,200           134,670
     Maple Leaf Foods, Inc. .........................................          2,300            26,075
    *Martinrea International, Inc. ..................................          3,400            24,014
    *Maxim Power Corp. ..............................................          1,600             3,291
    *Mega Uranium, Ltd. .............................................          1,500               482
    #Methanex Corp. .................................................          2,179            56,183
    #Metro, Inc. Class A ............................................          1,000            48,999
     Mullen Group, Ltd. .............................................            200             4,019
    #NAL Energy Corp. ...............................................            900             7,973
     National Bank of Canada ........................................          1,200            85,646
     Nexen, Inc. ....................................................          5,131            87,151
     Niko Resources, Ltd. ...........................................            200            11,002
    *Norbord, Inc. ..................................................            330             2,900
   #*North American Palladium, Ltd. .................................          2,000             6,682
     Nuvista Energy, Ltd. ...........................................            600             3,702
    *OceanaGold Corp. ...............................................          6,600            16,686
    *Open Range Energy Corp. ........................................          3,000            34,552
    *Open Text Corp. ................................................            600            36,725
   #*OPTI Canada, Inc. ..............................................          3,700               427
     Pacific Rubiales Energy Corp. ..................................            400             9,326
     Pan Amer Silver Corp. ..........................................            500            13,970
    *Paramount Resources, Ltd. Class A ..............................            600            21,833
     Pason Systems, Inc. ............................................            300             4,069
     Pembina Pipeline Corp. .........................................            300             8,166
    #Pengrowth Energy Corp. .........................................          2,827            29,497
     Penn West Petroleum, Ltd. ......................................          2,810            50,209
    #PetroBakken Energy, Ltd. Class A ...............................          1,420            12,936
    *Petrobank Energy & Resources, Ltd. .............................            500             4,500
     Petrominerales, Ltd. ...........................................            307             8,100
    *Pilot Gold, Inc. ...............................................            333               494
     Potash Corp. of Saskatchewan, Inc. .............................            900            42,600
    *Precision Drilling Corp. .......................................          2,400            27,834
    #Progress Energy Resources Corp. ................................          1,667            23,598
     Progressive Waste Solutions, Ltd. ..............................            460             9,691
    *Quadra FNX Mining, Ltd. ........................................          1,709            19,718
     Quebecor, Inc. Class B .........................................          1,200            41,535
   #*Ram Power Corp. ................................................          9,500             2,955
     Reitmans Canada, Ltd. Class A ..................................            500             7,840
    *Research In Motion, Ltd. .......................................          1,300            26,293
     Rogers Communications, Inc. Class B ............................            600            21,881
     RONA, Inc. .....................................................          3,000            28,894

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Royal Bank of Canada ...........................................          4,851   $       236,625
     Russel Metals, Inc. ............................................          1,700            39,125
     Saputo, Inc. ...................................................            800            33,051
    *Savanna Energy Services Corp. ..................................          1,200            10,125
    *SEMAFO, Inc. ...................................................          4,000            30,700
     ShawCor, Ltd. Class A ..........................................          1,000            23,928
     Sherritt International Corp. ...................................          3,700            21,270
    *Shore Gold, Inc. ...............................................          5,600             2,753
    *Sierra Wireless, Inc. ..........................................            900             6,673
    *Silver Standard Resources, Inc. ................................            400             7,809
     Silver Wheaton Corp. ...........................................          1,700            58,705
   #*Sino-Forest Corp. ..............................................          4,400             6,050
     SNC-Lavalin Group, Inc. ........................................            600            30,152
     Sprott Resource Lending Corp. ..................................          7,300            10,473
    *Stantec, Inc. ..................................................            500            12,295
     Student Transportation, Inc. ...................................          1,614             9,829
     Suncor Energy, Inc. ............................................          8,501           270,787
    *SunOpta, Inc. ..................................................            300             1,592
     Talisman Energy, Inc. ..........................................          7,200           102,140
    *Taseko Mines, Ltd. .............................................          4,300            15,617
     Teck Resources, Ltd. Class B ...................................          2,837           113,736
     Telus Corp. ....................................................            400            21,522
    #Telus Corp. Non-Voting .........................................            405            20,694
    *Thompson Creek Metals Co., Inc. ................................          1,300             9,338
    #Thomson Reuters Corp. ..........................................          2,357            69,735
     Tim Hortons, Inc. ..............................................          1,100            54,142
     TMX Group, Inc. ................................................          1,100            48,337
     Toromont Industries, Ltd. ......................................            600            11,257
    #Toronto Dominion Bank ..........................................          5,100           384,924
     Torstar Corp. Class B ..........................................            500             5,237
    #TransAlta Corp. ................................................          2,300            50,603
     TransCanada Corp. ..............................................          3,265           138,789
    #Transcontinental, Inc. Class A .................................          1,600            20,386
    *TransGlobe Energy Corp. ........................................            400             4,117
     Trican Well Service, Ltd. ......................................          2,600            45,987
     Trinidad Drilling, Ltd. ........................................          2,300            17,998
    *U308 Corp. .....................................................            186                61
    *UEX Corp. ......................................................            300               223
     Uni-Select, Inc. ...............................................            300             7,801
   #*Uranium One, Inc. ..............................................          7,700            23,175
     Vermilion Energy, Inc. .........................................            200             9,423
     Viterra, Inc. ..................................................          4,600            47,350
     Wesdome Gold Mines, Ltd. .......................................          8,700            21,995
     West Fraser Timber Co., Ltd. ...................................          1,200            51,768
     Wi-Lan, Inc. ...................................................            361             2,687
     Winpak, Ltd. ...................................................          1,142            13,462
     Yamana Gold, Inc. ..............................................          7,388           110,292
                                                                                       ---------------
TOTAL CANADA ........................................................                        7,283,272
                                                                                       ---------------
DENMARK -- (0.6%)
     A.P. Moller - Maersk A.S. Series B .............................              8            54,102
    *Alm. Brand A.S. ................................................          3,000             4,349
     Auriga Industries A.S. Series B ................................            600             9,248
    *Bang & Olufsen Holdings A.S. ...................................            670             7,808
     D/S Norden A.S. ................................................            792            23,099
    *Danske Bank A.S. ...............................................          4,726            64,616
     DSV A.S. .......................................................          1,928            38,626
     East Asiatic Co., Ltd. A.S. ....................................            400             9,372
     FLSmidth & Co. A.S. ............................................            720            45,600
    *Jyske Bank A.S. ................................................          1,537            44,675
    #NKT Holding A.S. ...............................................            350            13,283

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
DENMARK -- (Continued)
     Novozymes A.S. Series B ........................................            150   $        22,275
     Ringkjoebing Landbobank A.S. ...................................             78             8,517
    #Rockwool International A.S. Series B ...........................             60             5,855
     Schouw & Co. A.S. ..............................................            300             6,537
     SimCorp A.S. ...................................................             60            10,282
     Solar Holdings A.S. Series B ...................................            125             5,149
    *Spar Nord Bank A.S. ............................................            600             4,210
     Sydbank A.S. ...................................................          1,000            18,519
    *TDC A.S. .......................................................            553             4,541
    *Topdanmark A.S. ................................................            292            48,078
    *Torm A.S. ADR ..................................................            500               670
     Tryg A.S. ......................................................             71             3,947
   #*Vestas Wind Systems A.S. .......................................            350             5,426
    *Vestjysk Bank A.S. .............................................            250             1,358
                                                                                       ---------------
TOTAL DENMARK .......................................................                          460,142
                                                                                       ---------------
FINLAND -- (1.4%)
     Ahlstrom Oyj ...................................................            445             7,672
    #Alma Media Oyj .................................................          1,213            10,567
     Amer Sports Oyj Series A .......................................          2,045            28,161
     Atria P.L.C. ...................................................            595             5,213
     Cargotec Oyj Series B ..........................................            426            14,256
     Cramo Oyj ......................................................            564             6,697
    #Elisa Oyj ......................................................          2,250            47,436
    *Finnair Oyj ....................................................          1,332             5,214
     Fiskars Oyj Abp ................................................            531            10,601
     Fortum Oyj .....................................................          2,195            53,422
     Huhtamaki Oyj ..................................................          1,038            11,859
     KCI Konecranes Oyj .............................................            758            17,253
     Kemira Oyj .....................................................          1,641            22,475
     Kesko Oyj Series B .............................................          1,925            68,326
     Kone Oyj Series B ..............................................            669            36,833
     Lassila & Tikanoja Oyj .........................................            596             9,295
     Metso Corp. Oyj Sponsored ADR ..................................            700            27,461
    *M-real Oyj Series B ............................................          1,433             3,103
    *Neste Oil Oyj ..................................................          3,939            47,658
     Nokia Oyj ......................................................          1,617            10,881
     Nokia Oyj Sponsored ADR ........................................          5,300            35,669
     Nokian Renkaat Oyj .............................................            403            14,760
    #Outokumpu Oyj ..................................................          3,715            31,399
     Pohjola Bank P.L.C. Series A ...................................          4,194            48,224
     Poyry Oyj ......................................................            726             6,553
     Raisio P.L.C. Series V .........................................          7,337            23,689
     Ramirent Oyj ...................................................          1,350            11,555
     Rautaruukki Oyj Series K .......................................          1,270            13,537
     Ruukki Group Oyj ...............................................          3,453             4,650
     Sampo Oyj Series A .............................................          3,883           106,732
    #Sanoma Oyj .....................................................          2,100            28,174
     Stockmann Oyj Abp Series A .....................................          1,273            26,314
    #Stockmann Oyj Abp Series B .....................................            646            11,482
    #Stora Enso Oyj Sponsored ADR ...................................          9,200            58,236
     Tieto Oyj ......................................................          1,055            16,703
     Tikkurila Oyj ..................................................            410             7,970
     UPM-Kymmene Oyj Sponsored ADR ..................................          8,100            94,608
    #Uponor Oyj Series A ............................................            782             8,091
     Vaisala Oyj Series A ...........................................            214             5,155
     Wartsila Corp. Oyj Series B ....................................          1,126            34,213
     Yit Oyj ........................................................          1,551            24,476
                                                                                       ---------------
TOTAL FINLAND .......................................................                        1,056,573
                                                                                       ---------------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (6.5%)
     Accor SA .......................................................            877   $        28,664
     Aeroports de Paris SA ..........................................            265            20,806
   #*Air France-KLM .................................................          4,185            31,782
     Air Liquide SA .................................................            520            67,141
    *Alcatel-Lucent SA ..............................................          8,068            22,306
    *Alcatel-Lucent SA Sponsored ADR ................................          4,700            12,878
     Alstom SA ......................................................            858            31,950
     ALTEN SA .......................................................            785            22,354
    *Altran Technologies SA .........................................          3,293            16,683
     April SA .......................................................            199             3,457
    *Arkema SA ......................................................            904            61,435
     Assystem .......................................................            430             7,815
     AtoS ...........................................................          1,256            60,721
     AXA SA Sponsored ADR ...........................................          4,900            79,135
     BNP Paribas SA .................................................          5,385           240,467
     Bonduelle SCA ..................................................            293            26,456
     Bongrain SA ....................................................            259            18,374
    #Bourbon SA .....................................................          1,218            33,807
   #*Bouygues SA ....................................................          2,649            98,937
     Capgemini SA ...................................................          2,382            91,148
     Carrefour SA ...................................................          1,384            36,618
     Casino Guichard Perrachon SA ...................................            832            77,906
     CEGID Group SA .................................................            257             6,009
     Cie de Saint-Gobain SA .........................................          2,454           113,418
    *Cie Generale de Geophysique - Veritas SA .......................            576            12,585
   #*Cie Generale de Geophysique - Veritas SA Sponsored ADR .........          3,000            65,520
     Cie Generale des Establissements Michelin SA Series B ..........          1,977           143,155
     Ciments Francais SA ............................................            162            14,308
    *Club Mediterranee SA ...........................................            316             5,973
     CNP Assurances SA ..............................................          1,607            24,541
     Credit Agricole SA .............................................          7,316            56,628
     Danone SA ......................................................            787            54,557
     Dassault Systemes SA ...........................................            280            23,542
    *Derichebourg SA ................................................          2,685            10,695
     Edenred SA .....................................................            877            24,738
    *Eiffage SA .....................................................            799            27,099
    *Electricite de France SA .......................................            694            20,770
     ESSO SA Francaise ..............................................             76             7,823
     Establissements Maurel et Prom SA ..............................          1,811            36,409
     Euler Hermes SA ................................................            533            38,481
   #*Euro Disney SCA ................................................            810             5,568
     European Aeronautic Defence & Space Co. SA .....................          1,762            51,942
     Eutelsat Communications SA .....................................            458            18,861
     Faurecia SA ....................................................            660            17,451
     France Telecom SA Sponsored ADR ................................          7,400           133,052
     GDF Suez SA ....................................................          5,950           167,628
     Gemalto NV .....................................................          1,352            61,495
     Groupe Eurotunnel SA ...........................................          6,043            54,435
     Groupe Steria SCA ..............................................            727            13,866
     Guyenne et Gascogne SA .........................................            100            11,455
     Havas SA .......................................................          7,086            30,505
     Hermes International SA ........................................            125            42,508
     Imerys SA ......................................................            950            54,051
     Ingenico SA ....................................................            449            17,750
     Ipsos SA .......................................................            330            10,798
    *JCDecaux SA ....................................................          1,124            29,933
     Lafarge SA .....................................................            439            17,775
     Lafarge SA Sponsored ADR .......................................          5,400            54,810
     Lagardere SCA ..................................................          2,877            77,070
     Legrand SA .....................................................            952            33,652
     L'Oreal SA .....................................................            377            41,510

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     M6 Metropole Television SA .....................................          1,252   $        21,403
    *Manitou BF SA ..................................................            989            19,861
     Mersen SA ......................................................            561            21,900
     Natixis SA .....................................................         12,923            40,956
    #Neopost SA .....................................................            435            33,085
     Nexans SA ......................................................            414            26,042
     Nexity SA ......................................................          1,096            31,577
     Norbert Dentressangle SA .......................................            187            16,577
    *NRJ Group SA ...................................................            928             9,149
    #PagesJaunes Groupe SA ..........................................          1,400             5,974
     Peugeot SA .....................................................          1,738            37,816
     Pierre & Vacances SA ...........................................            114             4,442
     Plastic Omnium SA ..............................................          1,116            31,026
     PPR SA .........................................................          1,001           155,331
     Publicis Groupe SA ADR .........................................          1,300            31,460
     Rallye SA ......................................................            367            11,734
     Renault SA .....................................................          2,388            99,776
     Rexel SA .......................................................          1,827            32,754
     Rubis SA .......................................................            392            22,277
     Safran SA ......................................................          1,095            35,758
     Saft Groupe SA .................................................            295             8,963
     Schneider Electric SA ..........................................          1,246            73,165
     SCOR SE ........................................................          3,048            71,008
     SEB SA .........................................................            401            33,618
    #Sechilienne SA .................................................            191             3,563
    #Sequana SA .....................................................            438             2,681
     Societe BIC SA .................................................            279            24,898
     Societe d'Edition de Canal Plus SA .............................            972             5,912
     Societe Generale SA ............................................          4,077           116,732
    *Societe Television Francaise 1 SA ..............................          1,498            20,114
   #*Soitec SA ......................................................          1,246             6,218
     Somfy SA .......................................................             74            17,641
     STEF-TFE SA ....................................................            282            14,253
     STMicroelectronics NV ..........................................          3,725            25,814
     STMicroelectronics NV ADR ......................................          6,800            47,124
     Suez Environnement SA ..........................................          1,699            26,654
   #*Technicolor SA .................................................          1,546             4,186
     Technip SA ADR .................................................          1,900            45,220
     Teleperformance SA .............................................            805            16,997
     Thales SA ......................................................            366            12,908
     Total SA Sponsored ADR .........................................          6,800           355,640
    *UbiSoft Entertainment SA .......................................          1,606             9,620
     Valeo SA .......................................................          1,428            71,679
    *Vallourec SA ...................................................            483            29,287
     Veolia Environnement SA ADR ....................................            600             8,514
    #Vilmorin & Cie SA ..............................................            177            19,443
     Vinci SA .......................................................          1,680            82,384
     Vivendi SA .....................................................          8,293           185,319
     Zodiac Aerospace SA ............................................            567            44,458
                                                                                       ---------------
TOTAL FRANCE ........................................................                        4,796,117
                                                                                       ---------------
GERMANY -- (5.2%)
    *Aareal Bank AG .................................................            765            15,329
     Adidas-Salomon AG ..............................................            795            55,989
     Allianz SE .....................................................          3,099           344,801
     Aurubis AG .....................................................            881            49,707
     BASF SE ........................................................          1,274            92,997
     Bauer AG .......................................................            343             7,909
     Bayerische Motoren Werke AG ....................................          1,632           132,574
     Beiersdorf AG ..................................................            364            20,985
     Bilfinger Berger SE ............................................          1,050            93,722

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     Comdirect Bank AG ..............................................          1,445   $        14,912
    *Commerzbank AG .................................................         24,216            59,129
   #*Constantin Medien AG ...........................................          1,864             3,875
    *Continental AG .................................................            461            34,376
     Daimler AG .....................................................          4,466           226,824
    #Deutsche Bank AG ...............................................          4,600           190,486
     Deutsche Bank AG (5750355) .....................................          1,143            47,261
    *Deutsche Boerse AG .............................................            826            45,524
     Deutsche Lufthansa AG ..........................................          2,937            39,904
     Deutsche Post AG ...............................................          9,624           145,982
     Deutsche Telekom AG ............................................         17,310           219,909
     Deutsche Wohnen AG .............................................            591             8,701
    *Deutz AG .......................................................          2,362            14,771
    #Douglas Holding AG .............................................            434            17,532
    #E.ON AG Sponsored ADR ..........................................          8,830           213,951
     ElreingKlinger AG ..............................................            969            26,738
     Fielmann AG ....................................................            139            14,605
     Fraport AG .....................................................            799            50,306
    #Freenet AG .....................................................          1,764            22,741
     Fuchs Petrolub AG ..............................................            215            10,150
     GEA Group AG ...................................................            911            24,980
     GFK SE .........................................................            703            32,508
     Grenkeleasing AG ...............................................            598            32,911
     Hannover Rueckversicherung AG ..................................          1,501            73,901
   #*Heidelberger Druckmaschinen AG .................................          4,410             8,663
     Heidelberger Zement AG .........................................            682            30,876
     Henkel AG & Co. KGaA ...........................................            615            30,030
     Hochtief AG ....................................................            402            29,227
     Indus Holding AG ...............................................            565            14,745
    #Infineon Technologies AG ADR ...................................          4,980            44,920
    *IVG Immobilien AG ..............................................          2,827            12,599
    *Jenoptik AG ....................................................            847             5,597
    *K+S AG .........................................................            518            32,823
    *Kabel Deutschland Holding AG ...................................             90             5,105
     Kloeckner & Co. SE .............................................          2,316            34,519
     Kontron AG .....................................................          1,112             7,871
    #Krones AG ......................................................            594            30,281
    *Kuka AG ........................................................            521             9,913
     KWS Saat AG ....................................................             62            12,643
     Lanxess AG .....................................................            959            56,011
     Leoni AG .......................................................            483            20,164
     Linde AG .......................................................            840           133,071
     MAN SE .........................................................            456            40,178
     Metro AG .......................................................            443            20,526
     MLP AG .........................................................            505             3,397
     MTU Aero Engines Holding AG ....................................            545            36,496
     Munchener Rueckversicherungs-Gesellschaft AG ...................          1,530           204,897
     MVV Energie AG .................................................            213             7,066
   #*Nordex SE ......................................................            312             1,929
   #*Pfleiderer AG ..................................................          1,233               652
    #Praktiker AG ...................................................          3,222            12,756
     Puma SE ........................................................            106            34,045
   #*Q-Cells SE .....................................................          4,748             4,715
     Rational AG ....................................................             59            13,584
     Rheinmetall AG .................................................            925            49,056
     RWE AG .........................................................            980            41,774
     Salzgitter AG ..................................................            919            51,942
     SAP AG Sponsored ADR ...........................................          1,200            72,432
   #*SGL Carbon SE ..................................................            525            32,630
    *Singulus Technologies AG .......................................          2,333             8,876
    *Sky Deutschland AG .............................................          6,216            18,317

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
    #Solarworld AG ..................................................            399   $         1,947
     Suedzucker AG ..................................................          1,444            42,179
     Symrise AG .....................................................          1,144            29,612
     ThyssenKrupp AG ................................................          3,676           105,312
   #*TUI AG .........................................................          4,500            29,353
     United Internet AG .............................................          1,164            22,938
     Volkswagen AG ..................................................             43             6,725
    #Wacker Chemie AG ...............................................             83             8,354
     Wincor Nixdorf AG ..............................................            382            21,391
                                                                                       ---------------
TOTAL GERMANY .......................................................                        3,828,127
                                                                                       ---------------
GREECE -- (0.4%)
    *Agricultural Bank of Greece S.A. ...............................            318               106
    *Alpha Bank A.E. ................................................          8,245            10,965
    *Anek Lines S.A. ................................................          1,322               179
     Bank of Greece S.A .............................................            518            10,601
     Coca-Cola Hellenic Bottling Co. S.A. ADR .......................            750            14,738
    *EFG Eurobank Ergasias S.A. .....................................          8,392             7,707
     Ellaktor S.A. ..................................................          4,143             7,714
     EYDAP Athens Water Supply & Sewage Co. S.A. ....................            690             2,835
    *Folli Follie Group S.A. ........................................            300             3,613
    *Fourlis Holdings S.A. ..........................................            501             2,158
     Frigoglass S.A. ................................................            702             5,521
     GEK Terna S.A. .................................................          1,957             2,696
    *Geniki Bank S.A. ...............................................            535               210
    *Halkor S.A. ....................................................          3,691             3,425
     Hellenic Exchanges S.A. ........................................            626             3,058
     Hellenic Petroleum S.A. ........................................          3,652            32,001
    *Hellenic Telecommunication Organization Co. S.A. ...............          1,098             6,042
     Hellenic Telecommunication Organization Co. S.A. Sponsored ADR .          1,300             3,627
     JUMBO S.A. .....................................................            839             4,547
    *Marfin Investment Group S.A. ...................................         22,347            12,112
     Metka S.A. .....................................................            797             7,454
    *Michaniki S.A. .................................................          2,081               397
     Motor Oil (Hellas) Corinth Refineries S.A. .....................            491             4,418
    *Mytilineos Holdings S.A. .......................................          3,029            13,999
    *National Bank of Greece S.A. ...................................          1,443             3,329
     National Bank of Greece S.A. ADR ...............................         25,584            13,851
    *Nirefs Acquaculture S.A. .......................................          2,998             2,866
    *Piraeus Bank S.A. ..............................................         28,240             8,054
    *Proton Bank S.A. ...............................................          2,311                --
     Public Power Corp. S.A. ........................................            802             6,840
    *Sidenor Steel Products Manufacturing Co. S.A. ..................          2,131             5,203
    *T Bank S.A. ....................................................          8,910               230
     Titan Cement Co. S.A. ..........................................          2,498            48,241
    *TT Hellenic Postbank S.A. ......................................          3,006             1,481
    *Viohalco S.A. ..................................................          1,602             7,205
                                                                                       ---------------
TOTAL GREECE ........................................................                          257,423
                                                                                       ---------------
HONG KONG -- (2.0%)
     Allied Properties (H.K.), Ltd. .................................         85,888            11,857
     Associated International Hotels, Ltd. ..........................          6,000            11,934
    #Bank of East Asia, Ltd. ........................................          6,464            23,608
     Cafe de Coral Holdings, Ltd. ...................................         10,000            22,643
     Cathay Pacific Airways, Ltd. ...................................         12,000            21,782
     Century City International Holdings, Ltd. ......................        110,000             7,121
     Cheung Kong Holdings, Ltd. .....................................         12,000           148,295
    *China Billion Resources, Ltd. ..................................        112,480             1,260
    *China Energy Development Holdings, Ltd. ........................        176,000             2,452
     Chong Hing Bank, Ltd. ..........................................          8,000            14,887
     Chuang's Consortium International, Ltd. ........................         93,642             9,348

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     CLP Holdings, Ltd. .............................................          5,000   $        44,445
     Dah Sing Financial Holdings, Ltd. ..............................          4,050            12,547
     Far East Consortium International, Ltd. ........................         37,000             6,427
     First Pacific Co., Ltd. ........................................         33,600            34,919
    *Foxconn International Holdings, Ltd. ...........................          8,000             5,358
     Get Nice Holdings, Ltd. ........................................        176,000             7,822
     Giordano International, Ltd. ...................................         20,000            15,010
    *Goldin Properties Holdings, Ltd. ...............................         24,000             8,244
     Great Eagle Holdings, Ltd. .....................................         11,463            25,284
    *G-Resources Group, Ltd. ........................................        114,000             6,876
    *Guangnan Holdings, Ltd. ........................................         40,000             5,329
     Hang Lung Group, Ltd. ..........................................          8,000            48,467
     Hang Lung Properties, Ltd. .....................................         11,000            39,851
    #Hang Seng Bank, Ltd. ...........................................          1,400            18,052
     Henderson Land Development Co., Ltd. ...........................         10,060            54,988
     Hong Kong & Shanghai Hotels, Ltd. ..............................         11,096            14,780
     Hong Kong Exchanges & Clearing, Ltd. ...........................          2,400            40,594
     Hopewell Holdings, Ltd. ........................................         10,500            27,268
     Hutchison Telecommunications Hong Kong Holdings, Ltd. ..........         15,000             5,333
    #Johnson Electric Holdings, Ltd. ................................         37,500            21,980
     Kerry Properties, Ltd. .........................................          5,500            20,185
    *Kowloon Development Co., Ltd. ..................................         10,000             9,622
     Lifestyle International Holdings, Ltd. .........................          4,500            12,047
    *Mongolia Energy Corp., Ltd. ....................................         25,000             2,431
     MTR Corp., Ltd. ................................................         10,553            34,132
   #*New Times Energy Corp., Ltd. ...................................        714,000             4,459
     New World Development Co., Ltd. ................................         26,889            28,258
     NWS Holdings, Ltd. .............................................         21,649            32,828
     Orient Overseas International, Ltd. ............................          6,000            27,117
     Pacific Basin Shipping, Ltd. ...................................         14,000             6,384
     PCCW, Ltd. .....................................................         34,000            13,544
     Pico Far East Holdings, Ltd. ...................................         56,000             9,970
     Power Assets Holdings, Ltd. ....................................          3,500            26,506
     Regal Hotels International Holdings, Ltd. ......................         24,600             8,197
     Shangri-La Asia, Ltd. ..........................................         17,500            35,016
     Shun Tak Holdings, Ltd. ........................................         20,000             9,367
     Singamas Container Holdings, Ltd. ..............................         42,000             9,431
     Sino Land Co., Ltd. ............................................         28,000            44,261
     SmarTone Telecommunications Holdings, Ltd. .....................         21,000            38,840
    #Sun Hung Kai & Co., Ltd. .......................................         32,619            19,034
    #Sun Hung Kai Properties, Ltd. ..................................          9,000           123,576
    *Superb Summit International Timber Co., Ltd. ...................         71,000             1,973
     Tai Cheung Holdings, Ltd. ......................................         23,000            15,895
    #Techtronic Industries Co., Ltd. ................................         31,000            26,822
     Television Broadcasts, Ltd. ....................................          4,000            23,050
     Transport International Holdings, Ltd. .........................          4,000             8,169
     Varitronix International, Ltd. .................................         17,000             7,740
     Victory City International Holdings, Ltd. ......................         14,000             1,508
     VTech Holdings, Ltd. ...........................................          2,200            20,528
     Wharf Holdings, Ltd. ...........................................         14,625            77,794
     Wheelock & Co., Ltd. ...........................................         13,000            38,195
     Wing Hang Bank, Ltd. ...........................................          2,000            18,087
     Yue Yuen Industrial Holdings, Ltd. .............................          9,500            27,056
                                                                                       ---------------
TOTAL HONG KONG .....................................................                        1,500,783
                                                                                       ---------------
IRELAND -- (0.4%)
    *Aer Lingus Group P.L.C. ........................................          4,388             4,372
     CRH P.L.C. .....................................................          3,881            70,056
     CRH P.L.C. Sponsored ADR .......................................          3,300            60,753
     DCC P.L.C. .....................................................          1,532            42,386
     Dragon Oil P.L.C. ..............................................          4,125            36,873

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
IRELAND -- (Continued)
     Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR
        (The) .......................................................            330   $         1,947
    *Independent News & Media P.L.C. ................................          1,139               438
     Kerry Group P.L.C. Series A (0490656) ..........................          1,125            42,015
     Kerry Group P.L.C. Series A (4519579) ..........................            803            29,779
     Kingspan Group P.L.C. (0492793) ................................          1,183            10,521
     Kingspan Group P.L.C. (4491235) ................................          1,108             9,844
                                                                                       ---------------
TOTAL IRELAND .......................................................                          308,984
                                                                                       ---------------
ISRAEL -- (0.4%)
    *Africa Israel Investments, Ltd. ................................          1,117             4,533
    *AudioCodes, Ltd. ...............................................            614             2,181
     Bank Hapoalim B.M. .............................................          9,177            35,571
     Bank Leumi Le-Israel B.M. ......................................         11,235            38,933
     Bezeq The Israeli Telecommunication Corp., Ltd. ................          5,997            12,673
     Elbit Systems, Ltd. ............................................            230            10,181
     Israel Chemicals, Ltd. .........................................          1,084            12,854
    *Israel Discount Bank, Ltd. Series A ............................         20,541            33,953
     Ituran Location & Control, Ltd. ................................            538             6,998
   #*Kardan Yazamut .................................................          1,340               266
    *Mellanox Technologies, Ltd. ....................................            437            13,860
    *Menorah Mivtachim Holdings, Ltd. ...............................            894             8,054
     Migdal Insurance & Financial Holding, Ltd. .....................          7,718            11,135
     Mizrahi Tefahot Bank, Ltd. .....................................          2,222            19,120
    *NICE Systems, Ltd. Sponsored ADR ...............................          1,024            36,618
    *Oil Refineries, Ltd. ...........................................          6,074             3,484
     Phoenix Holdings, Ltd. (The) ...................................          1,952             5,352
    *Retalix, Ltd. ..................................................            963            14,280
     Union Bank of Israel, Ltd. .....................................          1,193             4,410
                                                                                       ---------------
TOTAL ISRAEL ........................................................                          274,456
                                                                                       ---------------
ITALY -- (2.2%)
     A2A SpA ........................................................          7,105             9,714
     ACEA SpA .......................................................          1,354            10,266
     Arnoldo Mondadori Editore SpA ..................................          1,773             3,641
     Assicurazioni Generali SpA .....................................          3,739            66,898
     Atlantia SpA ...................................................          1,870            28,483
     Autogrill SpA ..................................................          1,015            11,739
     Azimut Holding SpA .............................................          1,386            10,804
    #Banca Carige SpA ...............................................         20,964            40,975
     Banca Monte Dei Paschi di Siena SpA ............................         21,946            10,191
     Banca Piccolo Credito Valtellinese Scarl .......................          4,872            14,129
    #Banca Popolare dell'Emilia Romagna Scarl .......................          2,302            18,561
    *Banca Popolare dell'Etruria e del Lazio Scarl ..................          2,054             4,034
   #*Banca Popolare di Milano Scarl .................................         11,630             7,157
     Banca Popolare di Sondrio Scarl ................................          4,779            36,458
    #Banco Popolare Scarl ...........................................          9,475            14,062
    #Benetton Group SpA .............................................            945             5,437
     Brembo SpA .....................................................          1,796            19,120
   #*Buzzi Unicem SpA ...............................................          1,314            12,014
    #C.I.R. SpA - Compagnie Industriali Riunite .....................          7,131            14,257
     Cementir Holding SpA ...........................................          2,563             6,006
     Credito Artigiano SpA ..........................................          1,391             1,732
     Credito Emiliano SpA ...........................................          1,807             7,686
     De Longhi SpA ..................................................          3,442            37,614
     Enel SpA .......................................................         13,248            62,505
     Eni SpA Sponsored ADR ..........................................          3,700           162,874
     ERG SpA ........................................................          1,082            13,312
     Esprinet SpA ...................................................          2,121             8,686
    *Fiat Industrial SpA ............................................          2,621            22,820
    *Fiat SpA .......................................................          4,471            27,378
    #Fiat SpA Sponsored ADR .........................................          1,600             9,920

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     Finmeccanica SpA ...............................................          6,992   $        47,924
    *Fondiaria - Sai SpA ............................................          1,930             4,240
    #Geox SpA .......................................................            852             3,399
     Gruppo Editoriale L'Espresso SpA ...............................          3,978             7,026
     Hera SpA .......................................................         14,415            23,570
     Immsi SpA ......................................................          4,196             3,632
     Impregilo SpA ..................................................         10,237            30,110
     Interpump Group SpA ............................................          1,758            11,273
     Intesa Sanpaolo SpA ............................................         47,466            83,778
     Iren SpA .......................................................          8,189             9,905
    #Italcementi SpA ................................................          1,415             9,410
     Italmobiliare SpA ..............................................            246             6,889
     Luxottica Group SpA Sponsored ADR ..............................            600            17,604
     Mediaset SpA ...................................................          4,438            16,351
     Mediobanca SpA .................................................          6,902            54,666
    *Mediolanum SpA .................................................          2,157             8,267
    *Milano Assicurazioni SpA .......................................          5,810             2,478
     Parmalat SpA ...................................................         30,428            67,586
     Piaggio & C. SpA ...............................................          2,131             7,082
    #Pirelli & Co. SpA ..............................................          4,681            41,312
    *Prelios SpA ....................................................          7,505             2,203
    *Premafin Finanziaria SpA .......................................         10,391             3,372
     Prysmian SpA ...................................................          1,062            16,054
    *Safilo Group SpA ...............................................          1,177             9,753
     Saipem SpA .....................................................            800            35,746
    *Saras SpA ......................................................          5,737             9,434
     Snam Rete Gas SpA ..............................................          3,918            19,152
     Societa Cattolica di Assicurazioni Scrl ........................            859            19,122
     Telecom Italia SpA Sponsored ADR ...............................         10,975           136,419
     Tenaris SA ADR .................................................            900            28,629
     Terna Rete Elettrica Nazionale SpA .............................          9,125            35,068
     Tod's SpA ......................................................            244            24,356
     UniCredit SpA ..................................................         83,148            96,484
     Unione di Banche Italiane ScpA .................................          9,985            37,833
    *Unipol Gruppo Finanziario SpA ..................................         16,156             6,625
                                                                                       ---------------
TOTAL ITALY .........................................................                        1,635,225
                                                                                       ---------------
JAPAN -- (20.2%)
     77 Bank, Ltd. (The) ............................................         11,000            43,328
     Adeka Corp. ....................................................          2,100            21,001
    *Aderans Co., Ltd. ..............................................          1,300            13,352
     AEON Co., Ltd. .................................................          4,300            56,239
     Ahresty Corp. ..................................................          2,300            14,079
     Aica Kogyo Co., Ltd. ...........................................          2,800            37,878
     Aichi Bank, Ltd. (The) .........................................            200            11,100
     Aichi Steel Corp. ..............................................          4,000            21,031
     Aida Engineering, Ltd. .........................................          4,000            19,961
     Aiphone Co., Ltd. ..............................................          1,300            22,700
     Air Water, Inc. ................................................          2,000            25,388
     Akita Bank, Ltd. (The) .........................................          5,000            14,325
     Alpha Systems, Inc. ............................................            400             5,645
     Alpine Electronics, Inc. .......................................          1,300            15,265
     Alps Electric Co., Ltd. ........................................          2,800            21,084
     Amada Co., Ltd. ................................................          8,000            53,073
     Amano Corp. ....................................................          1,700            14,309
    #Anritsu Corp. ..................................................          2,000            22,613
     AOC Holdings, Inc. .............................................          2,200            12,623
     AOKI Holdings, Inc. ............................................          1,100            14,658
     Aoyama Trading Co., Ltd. .......................................          1,800            28,434
     Aozora Bank, Ltd. ..............................................         14,000            35,392
     Arakawa Chemical Industries, Ltd. ..............................            900             7,490

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Ariake Japan Co., Ltd. .........................................          1,000   $        17,336
     Asahi Diamond Industrial Co., Ltd. .............................          1,000            14,726
     Asahi Glass Co., Ltd. ..........................................          2,000            17,514
     Asahi Kasei Corp. ..............................................          7,000            41,512
    #Asatsu-DK, Inc. ................................................            700            16,429
     Asics Corp. ....................................................          2,000            26,514
     Autobacs Seven Co., Ltd. .......................................          1,000            45,791
     Awa Bank, Ltd. (The) ...........................................          5,000            33,232
     Bank of Iwate, Ltd. (The) ......................................            400            18,152
     Bank of Kyoto, Ltd. (The) ......................................          5,000            42,472
     Bank of Nagoya, Ltd. (The) .....................................          4,000            12,659
     Bank of Okinawa, Ltd. (The) ....................................            600            23,953
     Bank of the Ryukyus, Ltd. ......................................          1,700            20,790
     Bank of Yokohama, Ltd. (The) ...................................         14,000            64,098
     Benesse Holdings, Inc. .........................................            700            30,413
    *Best Denki Co., Ltd. ...........................................          8,500            23,246
     Bookoff Corp. ..................................................          2,600            21,445
     Bridgestone Corp. ..............................................          2,500            58,618
     Calsonic Kansei Corp. ..........................................          6,000            35,208
     Canon Marketing Japan, Inc. ....................................          1,200            14,225
     Canon, Inc. ....................................................            494            22,427
     Canon, Inc. Sponsored ADR ......................................          1,800            81,990
    #Casio Computer Co., Ltd. .......................................          6,200            37,982
     Central Glass Co., Ltd. ........................................          4,000            17,881
     Chiba Bank, Ltd. (The) .........................................         12,000            73,420
    *Chiba Kogyo Bank, Ltd. (The) ...................................          1,500             8,153
     Chiyoda Co., Ltd. ..............................................          1,100            19,438
     Chofu Seisakusho Co., Ltd. .....................................          1,300            33,154
     Chubu Electric Power Co., Ltd. .................................          1,800            32,932
     Chudenko Corp. .................................................          1,000            10,825
     Chuetsu Pulp & Paper Co., Ltd. .................................          6,000             9,115
     Chugoku Bank, Ltd. (The) .......................................          5,000            65,494
     Chugoku Electric Power Co., Ltd. (The) .........................          1,200            17,855
     Chugoku Marine Paints, Ltd. ....................................          2,000            14,077
     Chukyo Bank, Ltd. (The) ........................................          7,000            16,712
     Chuo Mitsui Trust Holdings, Inc. ...............................         10,940            37,438
     Circle K Sunkus Co., Ltd. ......................................            700            11,413
     Citizen Holdings Co., Ltd. .....................................          7,900            41,902
     CKD Corp. ......................................................          2,200            14,770
    *CMK Corp. ......................................................          2,100             7,688
     Coca-Cola Central Japan Co., Ltd. ..............................          1,500            19,908
     Coca-Cola West Co., Ltd. .......................................          1,500            26,788
     COMSYS Holdings Corp. ..........................................          2,000            19,576
     Cosmo Oil Co., Ltd. ............................................         15,000            37,525
     Credit Saison Co., Ltd. ........................................          3,600            70,250
     Dai Nippon Printing Co., Ltd. ..................................         10,000           104,744
     Daicel Chemical Industries, Ltd. ...............................          5,000            28,383
     Daido Steel Co., Ltd. ..........................................          5,000            30,299
    *Daiei, Inc. (The) ..............................................          2,650            10,051
     Daifuku Co., Ltd. ..............................................          2,000            10,376
    #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd. ........................            600            25,611
     Daikin Industries, Ltd. ........................................            700            20,716
    *Daikyo, Inc. ...................................................          5,000             8,524
     Dainichiseika Colour & Chemicals Manufacturing Co., Ltd. .......          4,000            17,968
     Dainippon Screen Manufacturing Co., Ltd. .......................          3,000            23,035
     Daio Paper Corp. ...............................................          3,000            22,549
     Daisan Bank, Ltd. (The) ........................................          7,000            14,746
     Daishi Bank, Ltd. (The) ........................................          8,000            25,456
     Daiwa House Industry Co., Ltd. .................................          5,000            62,654
     Daiwa Securities Group, Inc. ...................................          3,000            10,497
    #Daiwabo Holdings Co., Ltd. .....................................          8,000            18,776

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Denki Kogyo Co., Ltd. ..........................................          3,000   $        11,363
     Denso Corp. ....................................................          1,800            55,356
     Dentsu, Inc. ...................................................          1,300            39,143
     Descente, Ltd. .................................................          3,000            16,957
     DIC Corp. ......................................................         10,000            18,883
    #Disco Corp. ....................................................            400            21,129
     Don Quijote Co., Ltd. ..........................................          1,000            36,631
     Dowa Holdings Co., Ltd. ........................................          2,000            12,002
     Dydo Drinco, Inc. ..............................................            600            22,792
     eAccess, Ltd. ..................................................             18             4,861
     East Japan Railway Co. .........................................            600            36,377
     Ebara Corp. ....................................................          6,000            21,913
    #Edion Corp. ....................................................          1,800            14,402
     Ehime Bank, Ltd. (The) .........................................          6,000            17,340
     Eighteenth Bank, Ltd. (The) ....................................          8,000            20,481
     Electric Power Development Co., Ltd. ...........................            600            14,936
     Exedy Corp. ....................................................          1,000            28,971
     Ezaki Glico Co., Ltd. ..........................................          2,000            23,755
     FamilyMart Co., Ltd. ...........................................            600            23,587
     Felissimo Corp. ................................................            400             5,215
     Foster Electric Co., Ltd. ......................................            500             7,322
     Fuji Electric Holdings Co., Ltd. ...............................         10,000            29,181
     Fuji Heavy Industries, Ltd. ....................................          5,000            31,691
     Fuji Oil Co., Ltd. .............................................          2,600            36,905
    #Fuji Soft, Inc. ................................................          1,100            17,447
     FUJIFILM Holdings Corp. ........................................          3,300            80,765
     Fujikura, Ltd. .................................................          7,000            22,342
     Fujitsu, Ltd. ..................................................          5,000            26,738
     Fukui Bank, Ltd. (The) .........................................          7,000            20,261
     Fukuoka Financial Group, Inc. ..................................         12,000            46,464
     Fukuyama Transporting Co., Ltd. ................................          5,000            25,671
     Funai Electric Co., Ltd. .......................................            500             9,827
    *Furukawa Co., Ltd. .............................................          9,000             8,719
     Futaba Corp. ...................................................          1,500            28,292
     Futaba Industrial Co., Ltd. ....................................            900             5,736
     GEO Co., Ltd. ..................................................              9             9,063
     Glory, Ltd. ....................................................          1,000            21,404
     Godo Steel, Ltd. ...............................................          6,000            14,195
     Gunma Bank, Ltd. (The) .........................................         10,000            51,179
     Gunze, Ltd. ....................................................          5,000            15,164
    #H2O Retailing Corp. ............................................          4,000            28,858
     Hachijuni Bank, Ltd. (The) .....................................          9,000            50,038
     Hakuhodo DY Holdings, Inc. .....................................            670            36,404
     Hankyu Hanshin Holdings, Inc. ..................................         17,000            71,785
     Hanwa Co., Ltd. ................................................          4,000            16,738
    *Haseko Corp. ...................................................         11,000             6,916
     Heiwado Co., Ltd. ..............................................          1,200            14,530
     Higashi-Nippon Bank, Ltd. ......................................          6,000            12,102
     Higo Bank, Ltd. (The) ..........................................          5,000            27,300
     Hino Motors, Ltd. ..............................................          5,000            29,365
     Hirose Electric Co., Ltd. ......................................            200            19,166
     Hiroshima Bank, Ltd. (The) .....................................         12,000            53,378
     Hitachi High-Technologies Corp. ................................          1,900            39,705
     Hitachi Kokusai Electric, Inc. .................................          2,000            14,894
    #Hitachi Metals, Ltd. ...........................................          1,000            11,341
     Hitachi Transport System, Ltd. .................................          1,900            33,060
     Hitachi Zosen Corp. ............................................         10,500            14,196
     Hitachi, Ltd. ADR ..............................................            800            43,264
     Hokkaido Electric Power Co., Inc. ..............................          1,000            12,543
     Hokkan Holdings, Ltd. ..........................................          5,000            15,400
     Hokkoku Bank, Ltd. (The) .......................................          7,000            23,576

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Hokuetsu Bank, Ltd. (The) ......................................          9,000   $        16,897
     Hokuhoku Financial Group, Inc. .................................         17,000            31,771
     Hokuriku Electric Power Co., Inc. ..............................          1,000            15,932
     Honda Motor Co., Ltd. Sponsored ADR ............................          3,554           106,265
     Hosiden Corp. ..................................................          1,200             8,271
     House Foods Corp. ..............................................          1,900            34,442
     Hyakugo Bank, Ltd. (The) .......................................          4,000            15,556
     Hyakujishi Bank, Ltd. (The) ....................................          9,000            34,464
     IBJ Leasing Co., Ltd. ..........................................          1,000            22,380
     Ichikoh Industries, Ltd. .......................................         12,000            19,763
     Ichiyoshi Securities Co., Ltd. .................................          2,200            12,736
    *Idec Corp. .....................................................          1,300            13,445
     Idemitsu Kosan Co., Ltd. .......................................            400            37,415
     Imperial Hotel, Ltd. ...........................................            450            10,827
     Inaba Denki Sangyo Co., Ltd. ...................................            600            17,161
     Inageya Co., Ltd. ..............................................          2,000            22,756
     Inui Steamship Co., Ltd. .......................................          3,500            13,694
     Isetan Mitsukoshi Holdings, Ltd. ...............................          5,740            58,467
    *Ishihara Sangyo Kaisha, Ltd. ...................................         13,000            15,712
     IT Holdings Corp. ..............................................          1,200            12,327
     Ito En, Ltd. ...................................................          1,000            16,951
     ITOCHU Corp. ...................................................          7,000            69,233
     Itochu Enex Co., Ltd. ..........................................          1,800             9,341
     Itochu Techno-Solutions Corp. ..................................            600            25,979
     Itoham Foods, Inc. .............................................          5,000            17,216
     Iyo Bank, Ltd. (The) ...........................................          5,000            46,909
     Izumi Co., Ltd. ................................................          1,400            21,296
     Izumiya Co., Ltd. ..............................................          3,000            13,566
     J. Front Retailing Co., Ltd. ...................................          8,800            38,534
     Japan Airport Terminal Co., Ltd. ...............................          2,400            31,749
     Japan Digital Laboratory Co., Ltd. .............................          1,600            15,138
     Japan Petroleum Exploration Co., Ltd. ..........................            300            11,849
     Japan Pulp & Paper Co., Ltd. ...................................          5,000            16,775
     Japan Wool Textile Co., Ltd. (The) .............................          3,000            24,142
     JFE Holdings, Inc. .............................................            700            13,323
     J-Oil Mills, Inc. ..............................................          3,000             8,635
     Joshin Denki Co., Ltd. .........................................          3,000            31,946
     Joyo Bank, Ltd. (The) ..........................................          7,000            29,329
     JS Group Corp. .................................................          2,100            44,035
     JSR Corp. ......................................................            800            15,272
     JTEKT Corp. ....................................................          1,100            12,029
     Juroku Bank, Ltd. ..............................................          9,000            26,916
    *JVC Kenwood Holdings, Inc. .....................................          1,500             6,094
     JX Holdings, Inc. ..............................................          9,490            55,278
    #Kadokawa Holdings, Inc. ........................................            800            24,927
     Kaga Electronics Co., Ltd. .....................................          1,200            11,526
     Kagome Co., Ltd. ...............................................          1,300            24,688
     Kagoshima Bank, Ltd. (The) .....................................          3,000            19,644
     Kameda Seika Co., Ltd. .........................................            700            13,193
     Kamigumi Co., Ltd. .............................................          7,000            61,123
     Kanamoto Co., Ltd. .............................................          3,000            20,320
     Kandenko Co., Ltd. .............................................          4,000            17,574
     Kaneka Corp. ...................................................          8,000            42,910
    *Kanematsu Corp. ................................................         12,000            10,118
     Kansai Electric Power Co., Inc. ................................          1,200            17,702
     Kansai Paint Co., Ltd. .........................................          6,000            56,322
     Kanto Auto Works, Ltd. .........................................          1,500            12,427
     Kao Corp. ......................................................          1,000            26,234
     Kawasaki Heavy Industries, Ltd. ................................          5,000            12,749
     Kawasaki Kisen Kaisha, Ltd. ....................................          2,000             4,079
     KDDI Corp. .....................................................              4            29,301

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Keihin Corp. ...................................................          1,100   $        16,967
    #Keikyu Corp. ...................................................          4,000            35,929
     Keio Corp. .....................................................          3,000            20,568
     Keisei Electric Railway Co., Ltd. ..............................          4,000            26,932
     Keiyo Bank, Ltd. (The) .........................................          4,000            19,432
    *Kenedix, Inc. ..................................................             12             1,779
     Kewpie Corp. ...................................................          2,200            29,997
     Key Coffee, Inc. ...............................................          1,100            19,499
     Kikkoman Corp. .................................................          2,000            22,117
     Kinden Corp. ...................................................          3,000            24,635
    #Kintetsu Corp. .................................................          7,000            24,557
     Kitz Corp. .....................................................          3,000            13,780
     Kiyo Holdings, Inc. ............................................         15,000            21,175
     Kobe Steel, Ltd. ...............................................         10,000            16,725
    #Kohnan Shoji Co., Ltd. .........................................          1,300            22,537
     Kokuyo Co., Ltd. ...............................................          2,300            17,129
    #Komatsu, Ltd. ..................................................          1,100            27,197
     Komori Corp. ...................................................          1,000             6,244
     Konica Minolta Holdings, Inc. ..................................          5,500            40,007
     Kose Corp. .....................................................            800            19,062
     Kubota Corp. Sponsored ADR .....................................            800            32,808
     Kurabo Industries, Ltd. ........................................          8,000            15,171
     Kuraray Co., Ltd. ..............................................          3,000            41,996
     Kureha Corp. ...................................................          5,000            22,331
     Kuroda Electric Co., Ltd. ......................................          1,300            14,156
     Kyocera Corp. Sponsored ADR ....................................            900            80,064
     Kyoritsu Maintenance Co., Ltd. .................................            900            14,495
     Kyowa Exeo Corp. ...............................................          2,000            17,592
     Lawson, Inc. ...................................................            500            28,135
   #*Leopalace21 Corp. ..............................................          4,100            11,183
     Lintec Corp. ...................................................          1,100            23,237
     Lion Corp. .....................................................          4,000            22,293
     Mabuchi Motor Co., Ltd. ........................................            700            30,680
     Maeda Corp. ....................................................          5,000            18,228
     Maeda Road Construction Co., Ltd. ..............................          3,000            29,834
     Makino Milling Machine Co., Ltd. ...............................          2,000            13,276
     Makita Corp. ...................................................            500            18,667
     Marubeni Corp. .................................................          6,000            34,923
     Maruha Nichiro Holdings, Inc. ..................................         12,000            21,674
     Marui Group Co., Ltd. ..........................................          4,900            38,094
     Maruichi Steel Tube, Ltd. ......................................          1,200            26,879
     Marusan Securities Co., Ltd. ...................................          2,100             7,544
     Maruwa Co., Ltd. ...............................................            900            38,938
     Max Co., Ltd. ..................................................          2,000            23,894
    *Mazda Motor Corp. ..............................................         15,000            31,529
     Megmilk Snow Brand Co., Ltd. ...................................          1,400            26,914
     Meitec Corp. ...................................................            700            13,035
     Meito Sangyo Co., Ltd. .........................................            600             7,671
     Michinoku Bank, Ltd. (The) .....................................          7,000            13,512
     Mikuni Coca-Cola Bottling Co., Ltd. ............................          1,300            11,236
     Mimasu Semiconductor Industry Co., Ltd. ........................          2,000            16,751
    *Minebea Co., Ltd. ..............................................          5,000            17,818
     Ministop Co., Ltd. .............................................            800            14,391
     Mirait Holdings Corp. ..........................................          2,000            15,299
     Misumi Group, Inc. .............................................          1,200            24,969
     Mitsubishi Corp. ...............................................          4,600            94,608
     Mitsubishi Electric Corp. ......................................          1,000             9,253
     Mitsubishi Estate Co., Ltd. ....................................          2,000            33,874
     Mitsubishi Heavy Industries, Ltd. ..............................         11,000            44,820
     Mitsubishi Logistics Corp. .....................................          4,000            43,989
     Mitsubishi Materials Corp. .....................................          8,000            21,265

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    *Mitsubishi Motors Corp. ........................................         13,000   $        17,173
    *Mitsubishi Paper Mills, Ltd. ...................................         10,000             9,443
     Mitsubishi UFJ Financial Group, Inc. ...........................         60,470           262,799
     Mitsuboshi Belting, Ltd. .......................................          4,000            20,987
     Mitsui & Co., Ltd. .............................................          3,100            45,243
     Mitsui & Co., Ltd. Sponsored ADR ...............................            200            59,000
     Mitsui Chemicals, Inc. .........................................          6,000            19,678
     Mitsui Fudosan Co., Ltd. .......................................          2,000            33,261
     Mitsui High-Tec, Inc. ..........................................          2,000             9,001
     Mitsui Mining & Smelting Co., Ltd. .............................         14,000            38,156
     Mitsui O.S.K. Lines, Ltd. ......................................          7,000            26,971
     Mitsui Sugar Co., Ltd. .........................................          3,000            12,498
     Mitsui-Soko Co., Ltd. ..........................................          4,000            14,013
     Mitsuuroko Co., Ltd. ...........................................          2,900            17,251
    #Miura Co., Ltd. ................................................            700            18,780
     Miyazaki Bank, Ltd. (The) ......................................          5,000            10,545
     Mizuho Financial Group, Inc. ...................................         36,300            50,809
     Mizuno Corp. ...................................................          4,000            19,384
    #Modec, Inc. ....................................................            600            10,474
    #Mori Seiki Co., Ltd. ...........................................          1,100             9,918
     Morinaga & Co., Ltd. ...........................................         10,000            23,646
     Morinaga Milk Industry Co., Ltd. ...............................          8,000            31,666
     Morita Holdings Corp. ..........................................          3,000            16,158
     MOS Food Services, Inc. ........................................          1,500            28,608
     MS&AD Insurance Group Holdings, Inc. ...........................          3,864            75,682
     Murata Manufacturing Co., Ltd. .................................            400            22,343
     Musashino Bank, Ltd. ...........................................          1,000            31,800
     Nagase & Co., Ltd. .............................................          4,000            45,033
     Nagoya Railroad Co., Ltd. ......................................          9,000            23,529
     Namco Bandai Holdings, Inc. ....................................          2,500            36,249
     Nanto Bank, Ltd. (The) .........................................          5,000            26,654
    *NEC Corp. ......................................................         31,000            68,980
     Net One Systems Co., Ltd. ......................................             18            46,818
     Neturen Co., Ltd. ..............................................          1,500            11,240
     NHK Spring Co., Ltd. ...........................................          2,000            18,305
     Nichicon Corp. .................................................          2,400            28,338
     Nichirei Corp. .................................................          6,000            26,632
     Nifco, Inc. ....................................................            900            23,473
     NIFTY Corp. ....................................................              9            10,443
    #Nihon Dempa Kogyo Co., Ltd. ....................................            400             5,469
     Nihon Nohyaku Co., Ltd. ........................................          1,000             4,394
     Nihon Parkerizing Co., Ltd. ....................................          2,000            26,924
     Nikon Corp. ....................................................          1,000            22,391
     Nintendo Co., Ltd. .............................................            100            15,087
     Nippo Corp. ....................................................          3,000            26,420
     Nippon Beet Sugar Manufacturing Co., Ltd. ......................          9,000            18,539
     Nippon Carbon Co., Ltd. ........................................          7,000            20,620
     Nippon Chemi-Con Corp. .........................................          3,000            11,427
     Nippon Express Co., Ltd. .......................................         12,000            46,391
     Nippon Flour Mills Co., Ltd. ...................................          6,000            26,839
     Nippon Gas Co., Ltd. ...........................................          1,100            16,774
     Nippon Konpo Unyu Soko Co., Ltd. ...............................          2,000            20,593
     Nippon Light Metal Co., Ltd. ...................................         10,000            14,511
     Nippon Meat Packers, Inc. ......................................          3,000            37,393
     Nippon Paint Co., Ltd. .........................................          5,000            38,070
    #Nippon Paper Group, Inc. .......................................          2,300            52,713
     Nippon Seiki Co., Ltd. .........................................          1,000            10,047
     Nippon Sheet Glass Co., Ltd. ...................................         20,000            43,127
     Nippon Shokubai Co., Ltd. ......................................          4,000            40,797
     Nippon Soda Co., Ltd. ..........................................          5,000            23,016
     Nippon Steel Corp. .............................................         10,000            26,072

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nippon Suisan Kaisha, Ltd. .....................................          5,500   $        18,579
     Nippon Telegraph & Telephone Corp. ADR .........................          1,600            41,040
     Nippon Thompson Co., Ltd. ......................................          3,000            19,323
    *Nippon Yakin Kogyo Co., Ltd. ...................................          2,500             4,379
     Nishimatsu Construction Co., Ltd. ..............................          7,000            11,499
     Nishi-Nippon Bank, Ltd. ........................................         21,000            57,269
     Nishi-Nippon Railroad Co., Ltd. ................................          6,000            27,649
     Nissan Motor Co., Ltd. .........................................          9,900            91,028
     Nissan Shatai Co., Ltd. ........................................          3,000            26,896
     Nisshin Oillio Group, Ltd. (The) ...............................          5,000            22,355
     Nisshin Seifun Group, Inc. .....................................          3,000            36,872
     Nisshin Steel Co., Ltd. ........................................         21,000            33,240
    #Nissin Foods Holdings Co., Ltd. ................................            500            19,259
     Nissin Kogyo Co., Ltd. .........................................          1,000            14,092
     Nitta Corp. ....................................................          1,000            18,152
     Nittetsu Mining Co., Ltd. ......................................          3,000            12,178
     Nitto Boseki Co., Ltd. .........................................          6,000            17,954
     Nitto Denko Corp. ..............................................            500            21,004
     Nitto Kogyo Corp. ..............................................          1,400            16,190
     NKSJ Holdings, Inc. ............................................          1,000            20,000
     NOF Corp. ......................................................          5,000            23,439
     NOK Corp. ......................................................          2,700            45,694
     Nomura Holdings, Inc. ..........................................         18,800            71,631
     Nomura Holdings, Inc. ADR ......................................          3,400            12,954
     Nomura Research Institute, Ltd. ................................            600            13,494
     Noritake Co., Ltd. .............................................          5,000            15,923
    *Noritsu Koki Co., Ltd. .........................................            900             4,047
     NTN Corp. ......................................................          4,000            17,668
     NTT Data Corp. .................................................              5            16,762
     NTT DoCoMo, Inc. ...............................................             41            72,818
     Obayashi Corp. .................................................          9,000            41,320
     Odakyu Electric Railway Co., Ltd. ..............................          3,000            28,108
     Ogaki Kyoritsu Bank, Ltd. (The) ................................          4,000            12,400
     Oiles Corp. ....................................................          1,200            21,544
     Oita Bank, Ltd. (The) ..........................................          4,000            11,353
     OJI Paper Co., Ltd. ............................................          8,000            39,570
     Okasan Securities Group, Inc. ..................................          4,000            12,279
    *Oki Electric Industry Co., Ltd. ................................         13,000            11,064
     Okinawa Electric Power Co., Ltd. ...............................            400            16,310
     OKUMA Corp. ....................................................          2,000            14,721
     Okumura Corp. ..................................................          4,000            15,788
     Onoken Co., Ltd. ...............................................          2,600            21,152
     Onward Holdings Co., Ltd. ......................................          4,000            29,448
     Oriental Land Co., Ltd. ........................................            400            39,752
     Osaka Gas Co., Ltd. ............................................          8,000            30,272
     Panasonic Corp. ................................................          9,000            90,982
     Parco Co., Ltd. ................................................          1,500            11,243
     Paris Miki Holdings, Inc. ......................................          1,600            12,911
    *Pioneer Electronic Corp. .......................................          2,500            10,024
     Press Kogyo Co., Ltd. ..........................................          5,000            23,378
     Rengo Co., Ltd. ................................................          4,000            26,399
   #*Renown, Inc. ...................................................          2,700             5,099
     Resona Holdings, Inc. ..........................................          1,900             8,517
     Resorttrust, Inc. ..............................................          1,000            14,959
     Ricoh Co., Ltd. ................................................          5,000            40,980
     Riken Corp. ....................................................          4,000            16,387
     Rohm Co., Ltd. .................................................          1,000            50,951
     Roland Corp. ...................................................            700             6,115
     Round One Corp. ................................................            900             6,571
     Ryohin Keikaku Co., Ltd. .......................................            400            18,983
     Ryosan Co., Ltd. ...............................................          1,000            20,562

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Saizeriya Co., Ltd. .............................................          1,200   $        19,448
     Sakai Chemical Industry Co., Ltd. ...............................          3,000            11,891
     Sakata Seed Corp. ...............................................          1,600            22,641
     San-Ai Oil Co., Ltd. ............................................          2,000             8,683
     Sanden Corp. ....................................................          4,000            13,720
     San-in Godo Bank, Ltd. (The) ....................................          3,000            21,808
     Sanken Electric Co., Ltd. .......................................          4,000            15,007
     Sanki Engineering Co., Ltd. .....................................          3,000            16,152
     Sankyo Co., Ltd. ................................................            700            36,580
    *Sankyo-Tateyama Holdings, Inc. ..................................         12,000            15,096
     Sankyu, Inc. ....................................................          4,000            15,838
     Sanshin Electronics Co., Ltd. ...................................          1,500            12,575
     Sanwa Holdings Corp. ............................................          4,000            11,981
     Sanyo Chemical Industries, Ltd. .................................          4,000            25,867
     Sanyo Special Steel Co., Ltd. ...................................          3,000            16,322
     Sapporo Hokuyo Holdings, Inc. ...................................          8,000            26,493
     Sasebo Heavy Industries Co., Ltd. ...............................          3,000             4,480
     Sato Corp. ......................................................          1,100            13,390
     SBI Holdings, Inc. ..............................................            357            29,727
     Scroll Corp. ....................................................          2,100             7,023
     Secom Co., Ltd. .................................................            800            37,835
     Seiko Epson Corp. ...............................................          2,200            28,916
     Seiko Holdings Corp. ............................................          4,000             9,900
     Seino Holdings Co., Ltd. ........................................          4,000            30,010
     Seiren Co., Ltd. ................................................          2,600            15,439
     Sekisui Chemical Co., Ltd. ......................................          4,000            31,389
     Sekisui House, Ltd. .............................................          5,000            44,758
     Senko Co., Ltd. .................................................          7,000            26,542
     Senshukai Co., Ltd. .............................................          1,200             7,978
     Seven & I Holdings Co., Ltd. ....................................          3,700            98,737
     Sharp Corp. .....................................................          2,000            18,436
     Shiga Bank, Ltd. ................................................          7,000            45,073
     Shikoku Bank, Ltd. ..............................................          5,000            17,609
    #Shima Seiki Manufacturing Co., Ltd. .............................            400             7,445
     Shimachu Co., Ltd. ..............................................          1,000            21,568
     Shimano, Inc. ...................................................            300            14,981
     Shimizu Corp. ...................................................         10,000            43,030
     Shindengen Electric Manufacturing Co., Ltd. .....................          3,000            12,765
     Shin-Etsu Chemical Co., Ltd. ....................................            500            25,677
    #Shinkawa, Ltd. ..................................................          1,800             9,601
     Shinko Electric Industries Co., Ltd. ............................            700             5,058
     Shinko Plantech Co., Ltd. .......................................          1,300            11,547
     Shinko Shoji Co., Ltd. ..........................................            900             6,950
     Shinsei Bank, Ltd. ..............................................          2,000             2,198
     Shiseido Co., Ltd. ..............................................          1,000            18,303
     Shizuoka Bank, Ltd. .............................................          9,000            87,320
     Shochiku Co., Ltd. ..............................................          3,000            27,218
     Shoko Co., Ltd. .................................................         14,000            20,638
     Showa Denko K.K. ................................................         14,000            25,400
     Showa Shell Sekiyu K.K. .........................................          2,300            16,647
     Sinanen Co., Ltd. ...............................................          4,000            18,185
     SKY Perfect JSAT Holdings, Inc. .................................             35            17,010
     SMK Corp. .......................................................          3,000             9,880
     Sohgo Security Services Co., Ltd. ...............................          1,500            15,724
     Sojitz Corp. ....................................................         35,400            60,076
     Sony Corp. ......................................................          1,200            25,036
    #Sony Corp. Sponsored ADR ........................................          5,400           113,238
     Sotetsu Holdings, Inc. ..........................................          6,000            18,463
     SRI Sports, Ltd. ................................................          1,100            11,715
     Star Micronics Co., Ltd. ........................................            700             6,856
    #Sumisho Computer Systems Corp. ..................................          1,440            22,547

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Sumitomo Bakelite Co., Ltd. ....................................          5,000   $        29,276
     Sumitomo Corp. .................................................          3,700            45,810
     Sumitomo Electric Industries, Ltd. .............................          4,100            45,459
     Sumitomo Forestry Co., Ltd. ....................................          3,600            31,151
     Sumitomo Heavy Industries, Ltd. ................................          2,000            11,357
    *Sumitomo Light Metal Industries, Ltd. ..........................          9,000             7,675
     Sumitomo Metal Industries, Ltd. ................................          5,000             9,403
     Sumitomo Metal Mining Co., Ltd. ................................          1,000            13,766
     Sumitomo Mitsui Financial Group, Inc. ..........................          5,464           152,727
     Sumitomo Osaka Cement Co., Ltd. ................................         11,000            33,323
     Sumitomo Realty & Development Co., Ltd. ........................          1,000            20,727
     Sumitomo Rubber Industries, Ltd. ...............................          2,400            29,983
     Sumitomo Warehouse Co., Ltd. ...................................          4,000            17,927
     Sunx, Ltd. .....................................................          3,800            21,043
     Suruga Bank, Ltd. ..............................................          5,000            41,680
    *SWCC Showa Holdings Co., Ltd. ..................................         14,000            13,277
     T&D Holdings, Inc. .............................................          2,700            26,766
     Tadano, Ltd. ...................................................          2,000            13,347
     Taihei Dengyo Kaisha, Ltd. .....................................          1,000             6,583
     Taiheiyo Cement Corp. ..........................................         24,000            46,624
     Taiho Kogyo Co., Ltd. ..........................................          1,300            11,226
     Taikisha, Ltd. .................................................          1,500            32,481
     Taisei Corp. ...................................................         24,000            64,129
     Taiyo Nippon Sanso Corp. .......................................          3,000            21,318
     Taiyo Yuden Co., Ltd. ..........................................          2,000            15,497
     Takara Standard Co., Ltd. ......................................          4,000            29,278
     Takasago International Corp. ...................................          4,000            18,678
     Takasago Thermal Engineering Co., Ltd. .........................          2,000            15,921
     Takashimaya Co., Ltd. ..........................................          7,000            49,696
   #*Takuma Co., Ltd. ...............................................          4,000            18,869
     TDK Corp. ......................................................            100             4,078
     TDK Corp. Sponsored ADR ........................................            400            16,460
     Teijin, Ltd. ...................................................          7,000            24,435
     Tenma Corp. ....................................................          1,200            10,418
     TKC, Corp. .....................................................          1,100            21,381
     Toagosei Co., Ltd. .............................................          6,000            26,800
     Tobu Railway Co., Ltd. .........................................          6,000            28,635
     Tochigi Bank, Ltd. .............................................          4,000            14,029
     Toda Corp. .....................................................          6,000            21,290
     Toho Bank, Ltd. ................................................          5,000            12,983
    #Toho Gas Co., Ltd. .............................................          3,000            16,983
     Toho Titanium Co., Ltd. ........................................            600            12,801
     Tohuku Electric Power Co., Inc. ................................          1,200            13,259
     Tokai Carbon Co., Ltd. .........................................          2,000             9,921
     Tokai Rika Co., Ltd. ...........................................          2,100            33,827
     Tokai Tokyo Financial Holdings, Inc. ...........................         11,000            30,551
    *Token Corp. ....................................................            270             9,706
     Tokio Marine Holdings, Inc. ....................................          3,800            90,609
   #*Toko, Inc. .....................................................         15,000            32,089
    #Tokuyama Corp. .................................................          4,000            14,417
   #*Tokyo Electric Power Co., Ltd. .................................          1,800             6,603
     Tokyo Gas Co., Ltd. ............................................          5,000            21,532
     Tokyo Ohka Kogyo Co., Ltd. .....................................          1,000            20,780
    #Tokyo Rope Manufacturing Co., Ltd. .............................          9,000            20,505
     Tokyo Seimitsu Co., Ltd. .......................................            700            12,688
     Tokyo Steel Manufacturing Co., Ltd. ............................          3,900            32,693
     Tokyo Tatemono Co., Ltd. .......................................         11,000            34,523
     Tokyo Tomin Bank, Ltd. .........................................            700             8,133
     Tokyu Construction Co., Ltd. ...................................          4,060            11,109
     Tokyu Corp. ....................................................          4,000            19,306
     Tokyu Land Corp. ...............................................         10,000            42,096

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     TOMONY Holdings, Inc. ..........................................          7,000   $        27,758
     TonenGeneral Sekiyu K.K. .......................................          2,000            22,569
     Toppan Forms Co., Ltd. .........................................          2,100            16,437
     Toppan Printing Co., Ltd. ......................................          9,000            69,978
     Topre Corp. ....................................................          2,200            21,305
     Topy Industries, Ltd. ..........................................          7,000            16,913
     Toray Industries, Inc. .........................................          5,000            35,587
     Toshiba Corp. ..................................................          4,000            17,446
     Toshiba Machine Co., Ltd. ......................................          3,000            14,862
     Toshiba TEC Corp. ..............................................          4,000            14,740
     Tosoh Corp. ....................................................          4,000            13,001
     TOTO, Ltd. .....................................................          4,000            33,260
     Towa Bank, Ltd. ................................................         18,000            20,942
     Toyo Engineering Corp. .........................................          4,000            13,224
     Toyo Ink Manufacturing Co., Ltd. ...............................          6,000            23,774
     Toyo Kanetsu K.K. ..............................................          5,000             9,198
     Toyo Kohan Co., Ltd. ...........................................          4,000            15,784
     Toyo Seikan Kaisha, Ltd. (6899967) .............................          1,000            25,520
     Toyo Seikan Kaisha, Ltd. (6900267) .............................          3,300            50,213
     Toyo Tire & Rubber Co., Ltd. ...................................          4,000             9,708
     Toyobo Co., Ltd. ...............................................         19,000            26,983
     Toyoda Gosei Co., Ltd. .........................................            600            10,584
     Toyota Auto Body Co., Ltd. .....................................          1,300            19,494
     Toyota Motor Corp. Sponsored ADR ...............................          3,508           234,019
    #Toyota Tsusho Corp. ............................................          1,200            18,936
     Trans Cosmos, Inc. .............................................          1,200            13,599
     Trend Micro, Inc. ..............................................            500            17,880
    *TSI Holdings Co., Ltd. .........................................          2,000            10,317
     Tsubakimoto Chain Co. ..........................................          3,000            15,397
     Tsukuba Bank, Ltd. .............................................          2,900             9,583
     TV Asahi Corp. .................................................             12            18,905
     Ube Industries, Ltd. ...........................................          7,000            20,522
    *Ulvac, Inc. ....................................................          1,300            18,275
     Uni-Charm Corp. ................................................            700            31,349
     Uniden Corp. ...................................................          3,000            11,673
     Union Tool Co. .................................................            600            10,768
    *Unitika, Ltd. ..................................................         16,000             9,231
     UNY Co., Ltd. ..................................................          6,000            54,124
     Ushio, Inc. ....................................................          1,700            25,134
     USS Co., Ltd. ..................................................            340            28,108
     Valor Co., Ltd. ................................................          2,700            40,156
     Wacoal Corp. ...................................................          2,000            23,627
     West Japan Railway Co. .........................................            500            21,187
     Xebio Co., Ltd. ................................................            700            16,950
     Yamada Denki Co., Ltd. .........................................            430            30,923
     Yamagata Bank, Ltd. ............................................          4,000            19,137
     Yamaguchi Financial Group, Inc. ................................          4,000            35,642
     Yamaha Corp. ...................................................          2,700            27,328
    *Yamaha Motor Co., Ltd. .........................................          2,300            32,945
     Yamanashi Chuo Bank, Ltd. ......................................          4,000            16,073
     Yamatake Corp. .................................................            800            17,699
     Yamatane Corp. .................................................         11,000            17,710
     Yamato Kogyo Co., Ltd. .........................................            600            15,177
     Yaskawa Electric Corp. .........................................          2,000            17,184
     Yodogawa Steel Works, Ltd. .....................................          4,000            15,893
    *Yokogawa Electric Corp. ........................................          3,300            30,862
     Yokohama Reito Co., Ltd. .......................................          3,000            22,394
     Yokohama Rubber Co., Ltd. ......................................          7,000            39,957
     Yonekyu Corp. ..................................................          1,500            13,106
    #Zensho Co., Ltd. ...............................................          2,000            24,959

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Zeon Corp. .....................................................          2,000   $        18,421
                                                                                       ---------------
TOTAL JAPAN .........................................................                       14,798,977
                                                                                       ---------------
NETHERLANDS -- (2.1%)
     Aalberts Industries NV .........................................          1,311            23,057
     Accell Group NV ................................................            814            18,373
    *Aegon NV .......................................................         23,569           112,399
     Akzo Nobel NV ..................................................          2,119           111,421
    *APERAM NV ......................................................            327             5,619
    #Arcadis NV .....................................................            762            14,945
     ArcelorMittal NV ...............................................          6,554           135,884
    #ASM International NV ...........................................            586            16,498
     ASML Holding NV ................................................          1,130            47,402
     ASML Holding NV ADR ............................................            200             8,386
    *BinckBank NV ...................................................          1,231            14,280
     CSM NV .........................................................            664             9,731
     Delta Lloyd NV .................................................          1,052            18,473
     Exact Holding NV ...............................................            330             8,710
     Fugro NV .......................................................            533            31,303
    #Grontmij NV ....................................................            354             5,529
     Heijmans NV ....................................................             37               567
     Imtech NV ......................................................            730            21,566
    *ING Groep NV ...................................................         11,097            95,667
   #*ING Groep NV Sponsored ADR .....................................         15,410           133,142
   #*Kardan NV ......................................................          1,340             4,246
     KAS Bank NV ....................................................             70               861
     Koninklijke Ahold NV ...........................................         12,011           153,457
     Koninklijke Bam Groep NV .......................................          3,463            14,385
     Koninklijke Boskalis Westminster NV ............................          1,346            47,046
     Koninklijke Ten Cate NV ........................................            896            30,759
     Koninklijke Vopak NV ...........................................            984            50,717
    *LBi International NV ...........................................          3,266             7,055
     Nutreco NV .....................................................            640            42,521
     Randstad Holdings NV ...........................................          1,277            45,337
     Reed Elsevier NV ADR ...........................................            952            23,391
     SBM Offshore NV ................................................          4,005            87,999
     Sligro Food Group NV ...........................................            627            20,523
    *SNS Reaal Groep NV .............................................          3,557             9,915
     Telegraaf Media Groep NV .......................................            853            11,723
     TKH Group NV ...................................................            841            20,735
     Unilever NV ....................................................          2,259            77,989
     Unit 4 NV ......................................................            493            13,960
     USG People NV ..................................................            851             7,537
    *Wavin NV .......................................................            159             1,177
     Wolters Kluwer NV ..............................................          2,656            46,865
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                        1,551,150
                                                                                       ---------------
NEW ZEALAND -- (0.2%)
     Air New Zealand, Ltd. ..........................................         11,327             9,573
     Auckland International Airport, Ltd. ...........................         10,772            20,339
     Contact Energy, Ltd. ...........................................          5,141            23,166
     Fletcher Building, Ltd. ........................................          2,708            14,440
     Infratil, Ltd. .................................................         10,572            15,740
     New Zealand Oil & Gas, Ltd. ....................................         34,020            19,098
     New Zealand Refining Co., Ltd. .................................          4,103            10,512
     Nuplex Industries, Ltd. ........................................          4,714             9,892
     Port of Tauranga, Ltd. .........................................          2,031            15,896
    *TrustPower, Ltd. ...............................................          2,795            16,359
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                          155,015
                                                                                       ---------------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
NORWAY -- (1.0%)
     Acta Holding ASA ...............................................          9,500   $         2,533
    *Aker Kvaerner ASA ..............................................            750             8,623
     Aktiv Kapital ASA ..............................................            600             3,325
     Atea ASA .......................................................          2,400            21,186
     BW Offshore, Ltd. ASA ..........................................          7,600            14,186
    *Camillo Eitze & Co. ASA ........................................            800               115
    *Cermaq ASA .....................................................          1,600            17,747
    *Copeinca ASA ...................................................          1,021             6,589
     DnB NOR ASA Series A ...........................................          6,779            78,413
    *DOF ASA ........................................................          1,400             6,622
    *EDB ErgoGroup ASA ..............................................          2,789             5,258
     Ekornes ASA ....................................................            300             6,115
    *Eltek ASA ......................................................          1,600               916
     Ganger Rolf ASA ................................................            670            13,074
     Kongsberg Gruppen ASA ..........................................            640            13,718
    *Kvaerner ASA ...................................................            750             1,445
    #Marine Harvest ASA .............................................         50,000            22,285
     Norsk Hydro ASA ................................................          5,038            26,097
     Norsk Hydro ASA Sponsored ADR ..................................          3,400            17,680
   #*Norske Skogindustrier ASA Series A .............................          7,052             3,969
    #Orkla ASA ......................................................          7,600            65,887
    *Petroleum Geo-Services ASA .....................................          3,243            35,234
     Prosafe ASA ....................................................          3,000            22,676
   #*Renewable Energy Corp. ASA .....................................            538               519
     Schibsted ASA ..................................................            850            22,108
     SeaDrill, Ltd. ASA .............................................          1,540            50,572
   #*Sevan Marine ASA ...............................................         18,576               929
    *Songa Offshore SE ..............................................            800             3,202
     SpareBanken 1 SMN ..............................................            797             6,332
     StatoilHydro ASA Sponsored ADR .................................          3,531            89,793
     Storebrand ASA .................................................          5,600            34,213
    *Subsea 7 SA ....................................................          1,277            27,536
     Telenor ASA ....................................................          1,553            27,663
     TGS Nopec Geophysical Co. ASA ..................................          1,398            31,668
     Tomra Systems ASA ..............................................          2,200            16,132
     Veidekke ASA ...................................................          1,440             9,913
     Wilh. Wilhelmsen Holding ASA ...................................            350             8,468
     Yara International ASA .........................................            373            17,639
                                                                                       ---------------
TOTAL NORWAY ........................................................                          740,380
                                                                                       ---------------
PORTUGAL -- (0.3%)
   #*Banco BPI SA ...................................................          5,001             3,415
   #*Banco Comercial Portugues SA ...................................         69,565            14,718
    #Banco Espirito Santo SA ........................................         10,994            23,590
   #*Brisa SA .......................................................          3,774            12,845
     Cimpor Cimentos de Portugal SA .................................          5,065            37,450
    *EDP Renovaveis SA ..............................................          2,445            14,606
     Energias de Portugal SA ........................................          9,374            29,449
     Galp Energia SGPS SA Series B ..................................          1,072            22,047
     Jeronimo Martins SGPS SA .......................................          1,019            17,474
     Mota-Engil SGPS SA .............................................          2,737             3,897
    #Portucel-Empresa Produtora de Pasta de Papel SA ................          3,351             8,409
     Portugal Telecom SA ............................................          3,378            24,157
     Sociedade de Investimento e Gestao SGPS SA .....................            897             6,753
    *Sonae Capital SGPS SA ..........................................          1,744               575
   #*Sonae Industria SGPS SA ........................................          1,680             1,775
     Sonae SGPS SA ..................................................         13,955            10,048
     Sonaecom SGPS SA ...............................................          3,677             6,567
     Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA          1,501             4,674
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                          242,449
                                                                                       ---------------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (1.5%)
     Broadway Industrial Group, Ltd. ................................         52,000   $        13,983
     Bukit Sembawang Estates, Ltd. ..................................          2,000             6,193
     CapitaLand, Ltd. ...............................................         19,000            40,934
     City Developments, Ltd. ........................................          5,000            43,118
     ComfortDelGro Corp., Ltd. ......................................         21,000            23,269
    #Cosco Corp Singapore, Ltd. .....................................         14,000            11,202
     Creative Technology, Ltd. ......................................          5,000            10,880
     DBS Group Holdings, Ltd. .......................................         11,272           110,102
    *Delong Holdings, Ltd. ..........................................         10,000             2,605
    #Ezra Holdings, Ltd. ............................................          9,600             7,382
     Golden Agri-Resources, Ltd. ....................................        106,000            54,264
   #*GuocoLand, Ltd. ................................................         12,000            18,051
     Hotel Properties, Ltd. .........................................          7,000            11,187
    #Hyflux, Ltd. ...................................................         12,000            13,628
     Keppel Corp., Ltd. .............................................          3,300            24,704
     Keppel Land, Ltd. ..............................................          5,000            11,031
     Keppel Telecommunications & Transportation, Ltd. ...............          6,000             5,717
     K-Green Trust, Ltd. ............................................            600               426
     M1, Ltd. .......................................................          7,000            13,671
    #Midas Holdings, Ltd. ...........................................         30,000             9,732
    #Neptune Orient Lines, Ltd. .....................................         19,250            17,264
     Orchard Parade Holdings, Ltd. ..................................          8,000             9,088
     Oversea-Chinese Banking Corp., Ltd. ............................         13,291            88,983
    #Overseas Union Enterprise, Ltd. ................................          5,000             9,179
    #Raffles Education Corp., Ltd. ..................................          5,106             1,787
    *S i2i, Ltd. ....................................................        492,000            22,651
     SATS, Ltd. .....................................................          6,278            12,232
     SembCorp Industries, Ltd. ......................................          9,000            29,672
    #SembCorp Marine, Ltd. ..........................................          4,400            14,594
     Singapore Airlines, Ltd. .......................................          3,600            33,357
     Singapore Land, Ltd. ...........................................          4,000            18,639
     Singapore Post, Ltd. ...........................................         14,000            11,400
     Singapore Press Holdings, Ltd. .................................          6,000            18,568
     Singapore Telecommunications, Ltd. .............................         13,000            32,868
     SMRT Corp., Ltd. ...............................................         15,000            21,965
     Stamford Land Corp., Ltd. ......................................         53,000            24,295
     Tat Hong Holdings, Ltd. ........................................         10,000             5,304
     United Engineers, Ltd. .........................................          6,000             8,929
     United Industrial Corp., Ltd. ..................................         23,000            49,309
     United Overseas Bank, Ltd. .....................................          6,068            82,298
     UOB-Kay Hian Holdings, Ltd. ....................................         12,000            14,664
     UOL Group, Ltd. ................................................          9,000            31,817
     Venture Corp., Ltd. ............................................          7,000            37,334
     WBL Corp., Ltd. ................................................          8,000            19,973
     Wheelock Properties, Ltd. ......................................         13,000            16,549
     Wilmar International, Ltd. .....................................          5,000            21,589
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                        1,086,387
                                                                                       ---------------
SPAIN -- (2.3%)
     Abengoa SA .....................................................            505            11,732
     Abertis Infraestructuras SA ....................................          1,739            28,616
     Acciona SA .....................................................            375            35,460
     Acerinox SA ....................................................          1,502            19,878
     Antena 3 de Television SA ......................................          1,085             6,497
     Banco Bilbao Vizcaya Argentaria SA Sponsored ADR ...............         14,560           131,622
     Banco de Sabadell SA ...........................................         16,046            57,554
   #*Banco de Valencia SA ...........................................          3,541             4,322
     Banco Espanol de Credito SA ....................................          1,229             7,277
     Banco Pastor SA ................................................          2,118             9,949
    #Banco Popular Espanol SA .......................................         11,644            53,298
     Banco Santander SA .............................................            839             7,101

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SPAIN -- (Continued)
     Banco Santander SA Sponsored ADR ................................         34,963   $       299,283
    #Bankinter SA ....................................................          4,250            25,946
     Bolsas y Mercados Espanoles SA ..................................            711            20,363
     CaixaBank SA ....................................................          9,178            44,746
    *Cementos Portland Valderrivas SA ................................            228             3,157
     Cintra Concesiones de Infraestructuras de Transporte SA .........          2,847            36,186
     Construcciones y Auxiliar de Ferrocarriles SA ...................             22            11,670
    *Deoleo SA .......................................................          3,188             1,603
     Dinamia Capital Privado Sociedad de Capital Riesgo SA ...........            530             3,062
    *Dinamia Capital Privado Sociedad de Capital Riesgo SA
        Issue-11 Shares ..............................................             10                58
    *Distribuidora Internacional de Alimentacion SA ..................          1,384             6,329
     Ebro Foods SA ...................................................          3,220            65,252
     Enagas SA .......................................................          3,338            65,637
     Fomento de Construcciones y Contratas SA ........................          1,348            34,897
     Gamesa Corp Tecnologica SA ......................................          2,303            11,122
     Gas Natural SDG SA ..............................................          3,219            59,834
     Grupo Catalana Occidente SA .....................................            923            17,010
     Grupo Empresarial Ence SA .......................................          2,978             8,827
    *Grupo Ezentis SA ................................................         11,765             2,395
     Iberdrola SA ....................................................          8,577            62,054
     Indra Sistemas SA ...............................................            974            16,321
     Industria de Diseno Textil SA ...................................            424            38,490
    *Jazztel P.L.C. ..................................................          4,413            25,383
    *La Seda de Barcelona SA Series B ................................         66,826             5,567
     Mapfre SA .......................................................          8,504            31,073
     Mediaset Espana Comunicacion SA .................................          1,132             7,491
     Melia Hotels International SA ...................................            953             6,987
    *NH Hoteles SA ...................................................          2,275            11,133
     Obrascon Huarte Lain SA .........................................            479            13,356
     Papeles y Cartones de Europa SA .................................          3,419            13,616
     Pescanova SA ....................................................            312            10,747
    *Promotora de Informaciones SA Series A ..........................          1,912             1,974
     Prosegur Cia de Seguridad SA ....................................            514            25,555
    *Realia Business SA ..............................................         10,596            16,221
     Red Electrica Corporacion SA ....................................            667            32,132
     Repsol YPF SA Sponsored ADR .....................................          2,600            78,442
     Sacyr Vallehermoso SA ...........................................          2,745            19,169
    *Service Point Solutions SA ......................................          9,921             3,726
     Telefonica SA Sponsored ADR .....................................          5,700           121,809
    *Tubacex SA ......................................................          1,844             4,854
    *Tubos Reunidos SA ...............................................          4,346            10,288
     Vidrala SA ......................................................            354             9,941
     Viscofan SA .....................................................            830            31,869
     Zardoya Otis SA .................................................          1,246            16,786
                                                                                        ---------------
TOTAL SPAIN .........................................................                        1,705,667
                                                                                        ---------------
SWEDEN -- (2.6%)
     Aarhuskarlshamn AB ..............................................            500            13,475
     AF AB Series B ..................................................          1,400            23,585
     Alfa Laval AB ...................................................          2,100            39,112
     Assa Abloy AB Series B ..........................................          1,322            32,105
     Atlas Copco AB Series A .........................................            705            15,326
     Atlas Copco AB Series B .........................................            777            15,099
     Axfood AB .......................................................            350            13,272
     B&B Tools AB Series B ...........................................            600             5,482
     Bilia AB Series A ...............................................          1,300            18,922
     Boliden AB ......................................................          5,964            84,787
    *Bure Equity AB ..................................................          4,279            12,622
    *CDON Group AB ...................................................            450             2,276
    *Concentric AB ...................................................          2,000            12,275
    *Duni AB .........................................................          1,648            13,995

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     Electrolux AB Series B .........................................          1,959   $        36,477
   #*Eniro AB .......................................................            399               616
   #*Etrion Corp. ...................................................          1,369               785
     Hakon Invest AB ................................................            900            12,583
     Haldex AB ......................................................          2,000             8,538
     Hennes & Mauritz AB Series B ...................................          1,528            50,522
     Hexagon AB Series B ............................................          1,664            25,504
     Hoganas AB Series B ............................................            900            28,686
     Holmen AB Series B .............................................          1,500            42,442
    *Husqvarna AB Series B ..........................................          3,600            18,284
     Industrial & Financial Systems AB Series B .....................            854            12,056
    #JM AB ..........................................................          1,200            21,773
    *Kungsleden AB ..................................................          1,161             8,877
    *Lindab International AB ........................................            600             3,704
     Loomis AB Series B .............................................            664             9,134
    *Lundin Petroleum AB ............................................          1,361            33,215
     Modern Times Group AB Series B .................................            450            23,793
     NCC AB Series B ................................................          1,600            29,324
    *Nobia AB .......................................................          4,200            18,166
     Nordea Bank AB .................................................         16,075           145,975
     Oriflame Cosmetics SA SDR ......................................            750            29,839
    *PA Resources AB ................................................          3,400               903
     Peab AB Series B ...............................................            947             5,154
     Ratos AB Series B ..............................................          1,295            17,224
     Sandvik AB .....................................................          3,027            41,611
     Securitas AB Series B ..........................................          3,324            30,289
     Skandinaviska Enskilda Banken AB Series A ......................          7,655            47,988
     Skanska AB Series B ............................................          1,360            22,207
     SKF AB Series B ................................................          1,600            35,459
    #Skistar AB .....................................................            883            12,750
     SSAB AB Series A ...............................................          1,900            18,367
     SSAB AB Series B ...............................................            700             5,931
     Svenska Cellulosa AB Series A ..................................            306             4,519
     Svenska Cellulosa AB Series B ..................................          9,217           134,555
     Svenska Handelsbanken AB Series A ..............................          2,994            85,989
     Swedbank AB Series A ...........................................          5,862            82,071
     Tele2 AB Series B ..............................................          3,963            83,454
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...............         19,000           197,790
     TeliaSonera AB .................................................         16,349           113,641
     Trelleborg AB Series B .........................................          4,200            35,554
     Volvo AB Series A ..............................................          2,200            27,331
     Volvo AB Series B ..............................................          2,867            35,685
                                                                                       ---------------
TOTAL SWEDEN ........................................................                        1,901,098
                                                                                       ---------------
SWITZERLAND -- (4.8%)
     ABB, Ltd. Sponsored ADR ........................................          6,500           122,265
     Adecco SA ......................................................          2,378           114,209
     Allreal Holding AG .............................................            202            32,501
    *Aryzta AG ......................................................          1,642            79,174
     Ascom Holding AG ...............................................          1,836            19,607
     Austriamicrosystems AG .........................................            403            19,087
    *Autoneum Holding AG ............................................            124             8,383
     Baloise Holding AG .............................................            927            75,510
     Bank Coop AG ...................................................            462            33,512
     Bank Sarasin & Cie AG Series B .................................            700            26,611
     Banque Cantonale Vaudoise AG ...................................             54            27,955
     Barry Callebaut AG .............................................             34            32,236
     Belimo Holdings AG .............................................              7            12,538
     Berner Kantonalbank AG .........................................            107            30,094
    *BKW FMB Energie AG .............................................            158             7,143
    *Bobst Group AG .................................................            277             5,538

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Bucher Industries AG ...........................................            173   $        29,866
     Burckhardt Compression Holding AG ..............................             85            18,788
    *Clariant AG ....................................................          7,395            80,081
     Compagnie Financiere Richemont SA Series A .....................          1,096            62,433
     Credit Suisse Group AG Sponsored ADR ...........................          6,300           182,511
     Daetwyler Holding AG ...........................................            297            19,537
    *Dufry AG .......................................................            227            24,300
     EFG International AG ...........................................          1,159             9,676
     Emmi AG ........................................................             82            16,421
     EMS-Chemie Holding AG ..........................................             77            13,577
     Energiedienst Holding AG .......................................            604            35,721
     Flughafen Zuerich AG ...........................................             73            27,995
     Forbo Holding AG ...............................................             50            23,629
     GAM Holding AG .................................................          1,643            19,643
    *Gategroup Holding AG ...........................................            383            13,000
     Geberit AG .....................................................            144            29,491
     George Fisher AG ...............................................            108            44,751
     Givaudan SA ....................................................             93            84,585
     Gurit Holding AG ...............................................             16             7,888
     Helvetia Holding AG ............................................            165            60,288
     Holcim, Ltd. ...................................................          1,871           118,483
     Julius Baer Group, Ltd. ........................................          3,061           115,017
     Kaba Holding AG ................................................             21             8,121
     Kudelski SA ....................................................          1,531            15,850
     Kuehne & Nagel International AG ................................            127            15,734
    *Kuoni Reisen Holding AG Series B ...............................             48            16,371
     Liechtensteinische Landesbank AG ...............................             96             5,319
     Lindt & Spruengli AG ...........................................              1            36,824
   #*Logitech International SA ......................................          1,706            16,466
     Luzerner Kantonalbank AG .......................................             48            17,369
     Metall Zug AG ..................................................              2             7,597
   #*Meyer Burger Technology AG .....................................            852            20,394
     Nestle SA ......................................................          4,725           273,283
    *OC Oerlikon Corp. AG ...........................................          4,980            29,822
     Orell Fuessli Holding AG .......................................             31             3,788
    *Panalpina Welttransport Holding AG .............................            158            15,626
   #*Petroplus Holdings AG ..........................................          1,327             7,915
     PubliGroupe SA .................................................             64             9,842
    *Rieters Holdings AG ............................................            124            25,799
     Romande Energie Holding SA .....................................              7            10,360
    *Schmolz & Bickenbach AG ........................................            299             2,430
     Schweiter Technologies AG ......................................             16             8,953
     Schweizerische National-Versicherungs-Gesellschaft AG ..........            546            19,125
     SGS SA .........................................................             17            29,162
     Sika AG ........................................................             34            66,634
     St. Galler Kantonalbank AG .....................................             84            36,496
    *Sulzer AG ......................................................            460            53,613
     Swatch Group AG (7184725) ......................................            133            55,991
     Swatch Group AG (7184736) ......................................            426            31,413
     Swiss Life Holding AG ..........................................            764            93,832
    *Swiss Re, Ltd. .................................................          3,916           213,808
     Swisscom AG ....................................................             62            24,976
     Syngenta AG ADR ................................................            700            42,749
    *Temenos Group AG ...............................................            384             7,303
    *UBS AG .........................................................         18,673           235,993
    *UBS AG ADR .....................................................          4,600            58,052
     Valiant Holding AG .............................................            297            41,116
     Valora Holding AG ..............................................             83            17,238
     Vetropack Holding AG ...........................................              1             1,873
    *Von Roll Holding AG ............................................          3,134            10,994
     Vontobel Holdings AG ...........................................            600            17,902

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Zehnder Group AG ...............................................            360   $        21,385
     Zurich Financial Services AG ...................................            905           208,551
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                        3,520,113
                                                                                       ---------------
UNITED KINGDOM -- (19.4%)
     Aberdeen Asset Management P.L.C. ...............................         16,024            49,340
     Admiral Group P.L.C. ...........................................            417             7,865
     Aegis Group P.L.C. .............................................         18,237            40,030
    *Afren P.L.C. ...................................................          1,896             2,999
     Aga Rangemaster Group P.L.C. ...................................          1,374             1,683
     Aggreko P.L.C. .................................................          1,917            52,552
     Amec P.L.C. ....................................................          5,934            87,938
     Amlin P.L.C. ...................................................         11,960            55,164
     Anglo American P.L.C. ..........................................          6,671           244,562
     Anglo Pacific Group P.L.C. .....................................          2,760            11,926
     Anite P.L.C. ...................................................          6,078             6,500
     Antofagasta P.L.C. .............................................          2,036            39,456
     ARM Holdings P.L.C. Sponsored ADR ..............................          1,200            33,708
     Ashtead Group P.L.C. ...........................................         14,650            36,455
     Associated British Foods P.L.C. ................................          5,660           100,459
     Aveva Group P.L.C. .............................................          1,057            26,763
     Aviva P.L.C. ...................................................         31,314           170,835
     Babcock International Group P.L.C. .............................          8,135            91,938
     BAE Systems P.L.C. .............................................         22,377            99,234
     Balfour Beatty P.L.C. ..........................................          9,061            36,554
     Barclays P.L.C. Sponsored ADR ..................................         13,100           163,881
    *Barratt Developments P.L.C. ....................................         21,555            30,712
     BBA Aviation P.L.C. ............................................         10,853            30,898
     Beazley P.L.C. .................................................         13,422            27,076
     Bellway P.L.C. .................................................          2,995            34,080
     Berendsen P.L.C. ...............................................          4,657            34,696
    *Berkeley Group Holdings P.L.C. (The) ...........................          2,238            44,878
    #BG Group P.L.C. Sponsored ADR ..................................          1,400           153,776
     BHP Billiton P.L.C. ADR ........................................          1,500            94,455
     Bodycote P.L.C. ................................................          4,899            22,165
     Bovis Homes Group P.L.C. .......................................          1,341            10,120
     BP P.L.C. Sponsored ADR ........................................         19,080           842,954
     Brewin Dolphin Holdings P.L.C. .................................          8,248            16,674
     British Sky Broadcasting Group P.L.C. Sponsored ADR ............          1,200            55,128
     Britvic P.L.C. .................................................          2,726            14,435
     BT Group P.L.C. Sponsored ADR ..................................          2,400            72,576
     Bunzl P.L.C. ...................................................          7,225            93,460
     Burberry Group P.L.C. ..........................................          1,344            28,852
     Cable & Wireless Communications P.L.C. .........................         46,271            26,890
    *Cable & Wireless Worldwide P.L.C. ..............................         43,712            19,560
    *Cairn Energy P.L.C. ............................................          7,792            36,800
     Capita Group P.L.C. ............................................          2,990            34,886
     Carillion P.L.C. ...............................................          9,492            52,721
     Carnival P.L.C. ................................................            848            31,028
     Carnival P.L.C. ADR ............................................          1,300            47,515
     Carphone Warehouse Group P.L.C. ................................          2,969            16,699
     Catlin Group, Ltd. .............................................          6,182            39,325
     Centrica P.L.C. ................................................         14,387            68,491
     Charter International P.L.C. ...................................          1,956            28,173
     Chesnara P.L.C. ................................................          3,877            12,045
     Close Brothers Group P.L.C. ....................................          4,591            52,175
     Cobham P.L.C. ..................................................         11,022            31,807
     Collins Stewart Hawkpoint P.L.C. ...............................          7,841             7,664
     Compass Group P.L.C. ...........................................          8,172            74,209
     Computacenter P.L.C. ...........................................          3,281            20,060
     Cookson Group P.L.C. ...........................................          5,870            45,120

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Croda International P.L.C. .....................................          1,405   $        39,499
     CSR P.L.C. .....................................................          2,830             8,208
     Daily Mail & General Trust P.L.C. Series A .....................          4,069            27,218
     Dairy Crest Group P.L.C. .......................................          2,589            14,357
     De La Rue P.L.C. ...............................................          1,308            17,719
     Debenhams P.L.C. ...............................................         22,081            23,016
     Dignity P.L.C. .................................................            576             7,548
    *Dixons Retail P.L.C. ...........................................         49,297             9,360
     Domino Printing Sciences P.L.C. ................................          2,941            27,013
     Drax Group P.L.C. ..............................................          4,837            42,106
     DS Smith P.L.C. ................................................         10,291            35,159
    *DTZ Holdings P.L.C. ............................................          2,791               888
     E2V Technologies P.L.C. ........................................          3,334             5,833
    *easyJet P.L.C. .................................................          7,553            43,286
     Elementis P.L.C. ...............................................          5,496            12,688
    *EnQuest P.L.C. .................................................          8,083            13,975
    *Enterprise Inns P.L.C. .........................................         11,823             5,261
     Evolution Group P.L.C. .........................................          5,744             7,966
     Experian P.L.C. ................................................          3,075            39,947
     F&C Asset Management P.L.C. ....................................          6,813             8,013
     Fenner P.L.C. ..................................................          3,512            19,160
     Filtrona P.L.C. ................................................          4,670            29,743
    *Findel P.L.C. ..................................................         16,824             1,034
     Firstgroup P.L.C. ..............................................          1,786             9,565
     G4S P.L.C. .....................................................         31,352           122,577
     Game Group P.L.C. ..............................................         10,090             3,129
    *Gem Diamonds, Ltd. .............................................          2,700             9,605
     GKN P.L.C. .....................................................         24,867            75,596
     Go-Ahead Group P.L.C. ..........................................            487            10,853
     Greggs P.L.C. ..................................................          1,490            12,224
     Halfords Group P.L.C. ..........................................          4,424            23,200
     Halma P.L.C. ...................................................          8,738            46,955
     Hays P.L.C. ....................................................          7,814             9,921
     Helical Bar P.L.C. .............................................          3,459            11,069
    *Helphire P.L.C. ................................................          4,847               220
     Henderson Group P.L.C. .........................................         12,095            23,290
     Hill & Smith Holdings P.L.C. ...................................          4,285            18,363
     Hiscox, Ltd. ...................................................          6,571            40,159
     Home Retail Group P.L.C. .......................................          5,486             8,852
     Homeserve P.L.C. ...............................................          2,825            15,866
    *Howden Joinery Group P.L.C. ....................................          7,492            14,149
     HSBC Holdings P.L.C. Sponsored ADR .............................         21,981           959,690
     Hunting P.L.C. .................................................          2,655            28,283
     Huntsworth P.L.C. ..............................................          9,410             9,433
     ICAP P.L.C. ....................................................          9,292            59,931
     IMI P.L.C. .....................................................          2,813            37,073
     Inchcape P.L.C. ................................................         10,165            54,199
     Informa P.L.C. .................................................          6,253            36,311
    *Inmarsat P.L.C. ................................................          3,198            24,125
    *Innovation Group P.L.C. ........................................         32,087            10,143
     Intercontinental Hotels Group P.L.C. ...........................          1,124            20,745
     Intercontinental Hotels Group P.L.C. ADR .......................          1,600            29,568
     Intermediate Capital Group P.L.C. ..............................          2,962            11,598
    *International Consolidated Airlines Group SA ...................          8,530            23,488
     International Personal Finance P.L.C. ..........................          5,305            23,290
     International Power P.L.C. .....................................         42,700           231,634
     Interserve P.L.C. ..............................................          2,216            11,744
     Intertek Group P.L.C. ..........................................          1,135            37,422
     Invensys P.L.C. ................................................          5,798            20,976
     Investec P.L.C. ................................................         11,729            71,061
    *IP Group P.L.C. ................................................          4,973             5,616

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
    *ITV P.L.C. .....................................................         50,636   $        51,883
     Jardine Lloyd Thompson Group P.L.C. ............................          2,600            29,976
    *JJB Sports P.L.C. ..............................................          1,015               188
     JKX Oil & Gas P.L.C. ...........................................          3,242             8,195
     John Wood Group P.L.C. .........................................          5,173            51,217
     Johnson Matthey P.L.C. .........................................          2,251            67,708
    *Johnston Press P.L.C. ..........................................          9,724               766
     Kazakhmys P.L.C. ...............................................          2,842            42,015
     Kcom Group P.L.C. ..............................................         13,914            16,341
     Keller Group P.L.C. ............................................          1,423             8,387
     Kesa Electricals P.L.C. ........................................          3,132             5,178
     Kingfisher P.L.C. ..............................................         26,248           108,748
    *Kofax P.L.C. ...................................................          1,336             5,871
     Laird P.L.C. ...................................................          6,889            16,481
     Legal & General Group P.L.C. ...................................         82,035           144,514
    *Lloyds Banking Group P.L.C. ....................................         14,730             7,617
   #*Lloyds Banking Group P.L.C. Sponsored ADR ......................         23,849            49,129
     Logica P.L.C. ..................................................         27,824            41,751
     London Stock Exchange Group P.L.C. .............................          1,107            15,981
    *Lonmin P.L.C. ..................................................          4,235            73,652
     Lookers P.L.C. .................................................          4,741             4,116
     Low & Bonar P.L.C. .............................................          7,100             5,112
     Man Group P.L.C. ...............................................          9,204            22,002
     Marks & Spencer Group P.L.C. ...................................         12,946            66,744
     Marshalls P.L.C. ...............................................          2,962             4,095
     McBride P.L.C. .................................................          5,164            11,320
    *McBride P.L.C. Redeemable B Shares .............................        247,872               399
     Meggitt P.L.C. .................................................         18,370           113,372
     Melrose P.L.C. .................................................          4,124            21,781
     Michael Page International P.L.C. ..............................          4,900            31,544
    *Misys P.L.C. ...................................................          4,851            22,717
    *Mitchells & Butlers P.L.C. .....................................          9,266            35,690
     Mitie Group P.L.C. .............................................          7,518            30,342
     Mondi P.L.C. ...................................................         11,215            85,297
     Morgan Crucible Co. P.L.C. .....................................          3,198            14,513
     Morgan Sindall P.L.C. ..........................................            778             6,921
     N Brown Group P.L.C. ...........................................          2,652            11,238
     National Express Group P.L.C. ..................................         10,716            39,582
     National Grid P.L.C. Sponsored ADR .............................          1,305            65,341
     Next P.L.C. ....................................................          1,793            73,488
    *Northgate P.L.C. ...............................................          2,035             8,424
     Novae Group P.L.C. .............................................          2,345            11,054
     Old Mutual P.L.C. ..............................................         56,187            98,784
     Pace P.L.C. ....................................................          6,191             7,859
     Pearson P.L.C. Sponsored ADR ...................................          9,485           174,524
    *Pendragon P.L.C. ...............................................         30,527             4,667
     Pennon Group P.L.C. ............................................          3,952            44,147
     Persimmon P.L.C. ...............................................          6,696            53,398
     Phoenix IT Group, Ltd. .........................................          1,920             6,010
     Premier Farnell P.L.C. .........................................          3,194             8,961
    *Premier Foods P.L.C. ...........................................         29,236             1,841
    *Premier Oil P.L.C. .............................................          7,044            41,468
     Provident Financial P.L.C. .....................................          1,379            24,510
     Prudential P.L.C. ADR ..........................................          6,900           142,623
     Psion P.L.C. ...................................................          4,455             3,581
    *Punch Taverns P.L.C. ...........................................         12,288             2,070
     Qinetiq P.L.C. .................................................         15,195            28,479
    *Quintain Estates & Development P.L.C. ..........................         14,008             8,371
     Randgold Resources, Ltd. .......................................            235            25,701
     Rathbone Brothers P.L.C. .......................................            754            13,874
     Reed Elsevier P.L.C. ADR .......................................          1,125            38,464

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Regus P.L.C. ...................................................         13,221   $        16,047
     Renishaw P.L.C. ................................................          1,530            23,970
    *Rentokil Initial P.L.C. ........................................         20,074            23,151
     Resolution, Ltd. ...............................................         36,793           161,922
     Rexam P.L.C. ...................................................         13,962            77,391
     Rio Tinto P.L.C. ...............................................            948            51,286
     Rio Tinto P.L.C. Sponsored ADR .................................          3,700           200,022
     Robert Wiseman Dairies P.L.C. ..................................          1,693             7,851
    *Rolls-Royce Holdings P.L.C. ....................................        731,814             1,177
    *Rolls-Royce Holdings P.L.C. ....................................         10,606           119,386
     Rotork P.L.C. ..................................................            944            25,462
    *Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............            504             3,901
     Royal Dutch Shell P.L.C. ADR ...................................         20,074         1,441,313
     RPS Group P.L.C. ...............................................          5,472            15,847
     RSA Insurance Group P.L.C. .....................................         54,564            97,443
     Sage Group P.L.C. ..............................................         21,589            96,285
     Sainsbury (J.) P.L.C. ..........................................         16,870            80,840
    *Salamander Energy P.L.C. .......................................          2,521             8,032
     Savills P.L.C. .................................................          4,011            19,981
     Schroders P.L.C. ...............................................          1,473            33,950
     Schroders P.L.C. Non-Voting ....................................            871            17,415
     SDL P.L.C. .....................................................          2,030            21,460
     Senior P.L.C. ..................................................          9,084            24,221
     Serco Group P.L.C. .............................................          7,105            59,167
     Severfield-Rowen P.L.C. ........................................          1,606             4,120
     Severn Trent P.L.C. ............................................          1,705            41,501
     Shanks Group P.L.C. ............................................         13,706            24,314
    *SIG P.L.C. .....................................................          8,856            13,645
    *Soco International P.L.C. ......................................          3,504            18,498
     Spectris P.L.C. ................................................          2,415            49,342
     Speedy Hire P.L.C. .............................................          1,158               382
     Spirax-Sarco Engineering P.L.C. ................................          1,500            46,079
     Spirent Communications P.L.C. ..................................         29,682            59,517
    *Spirit Pub Co. P.L.C. ..........................................         12,288             9,434
     SSE P.L.C. .....................................................          4,688           101,290
     St. James's Place P.L.C. .......................................          4,098            23,176
     St. Modwen Properties P.L.C. ...................................          3,552             7,109
     Stagecoach Group P.L.C. ........................................          9,170            36,452
     Standard Chartered P.L.C. ......................................         16,027           373,979
     Standard Life P.L.C. ...........................................         32,534           112,222
     TalkTalk Telecom Group P.L.C. ..................................          5,939            12,364
     Tate & Lyle P.L.C. .............................................          6,232            65,201
    *Taylor Wimpey P.L.C. ...........................................         71,079            42,070
    *Telecity Group P.L.C. ..........................................          2,044            19,628
     Tesco P.L.C. ...................................................         23,880           153,964
     Thomas Cook Group P.L.C. .......................................         17,383            14,424
     Travis Perkins P.L.C. ..........................................          3,852            54,484
    *Trinity Mirror P.L.C. ..........................................          7,656             5,962
     TT electronics P.L.C. ..........................................          3,593             9,063
     TUI Travel P.L.C. ..............................................          7,598            20,791
     Tullett Prebon P.L.C. ..........................................          1,416             7,984
     Tullow Oil P.L.C. ..............................................          2,740            61,562
     UBM P.L.C. .....................................................          5,369            43,703
    *UK Coal P.L.C. .................................................          5,854             3,185
     Ultra Electronics Holdings P.L.C. ..............................            795            20,284
     Umeco P.L.C. ...................................................          1,615             6,519
     Unilever P.L.C. Sponsored ADR ..................................          1,800            60,570
     United Utilities Group P.L.C. ..................................          4,818            46,967
     Vedanta Resources P.L.C. .......................................          1,465            29,902
     Vodafone Group P.L.C. Sponsored ADR ............................         31,477           876,320
     Weir Group P.L.C. (The) ........................................          2,222            68,075

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     WH Smith P.L.C. ................................................          4,579   $        40,278
     Whitbread P.L.C. ...............................................          4,162           110,590
     William Morrison Supermarkets P.L.C. ...........................         34,087           165,302
     Wincanton P.L.C. ...............................................          2,286             2,655
     Wolseley P.L.C. ................................................          1,648            47,522
     Wolseley P.L.C. ADR ............................................          2,900             8,381
     WPP P.L.C. Sponsored ADR .......................................          2,100           108,843
     WS Atkins P.L.C. ...............................................          1,777            16,346
     WSP Group P.L.C. ...............................................          1,365             5,047
    *Xchanging P.L.C. ...............................................          2,042             2,236
     Xstrata P.L.C. .................................................         10,111           168,414
    *Yell Group P.L.C. ..............................................         24,812             1,440
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                       14,221,543
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                       67,217,325
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
    *Tessenderlo Chemie NV STRIP VVPR ...............................             79                 9
                                                                                       ---------------
CANADA -- (0.0%)
    *Compton Petroleum Corp. Warrants 08/23/14 ......................             14                58
                                                                                       ---------------
HONG KONG -- (0.0%)
    *New World Development Co., Ltd. Rights 11/22/11 ................         13,444             4,586
                                                                                       ---------------
ITALY -- (0.0%)
    *Banca Popolare di Milano Scarl Rights 11/18/11 .................         11,630            10,959
                                                                                       ---------------
NORWAY -- (0.0%)
    *DOF ASA Rights 10/31/11 ........................................            202                --
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           15,612
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                            AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.5%)
 (S)@DFA Short Term Investment Fund .................................      4,073,647         4,073,647
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued
        at $2,186,358) to be repurchased at $2,143,495 ..............   $      2,143         2,143,488
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                        6,217,135
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $97,338,111) ...............................................                  $    73,450,072
                                                                                       ===============

                        VA U.S. TARGETED VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (14.7%)
    *1-800-FLOWERS.COM, Inc. Class A ................................          3,522   $        10,038
     A.H. Belo Corp. Class A ........................................          5,125            25,625
    *AC Moore Arts & Crafts, Inc. ...................................          4,100             6,478
     Acme United Corp. ..............................................            100               943
     Aldila, Inc. ...................................................          1,900             5,130
     American Greetings Corp. Class A ...............................          3,700            59,237
    *America's Car-Mart, Inc. .......................................          2,406            80,312
    *Archipelago Learning, Inc. .....................................          2,795            28,481
    *Arctic Cat, Inc. ...............................................          3,100            62,961
    *Ark Restaurants Corp. ..........................................            211             2,954
    *Asbury Automotive Group, Inc. ..................................          6,914           128,946
    *Ascent Capital Group, Inc. Class A .............................          1,723            78,379
    *Audiovox Corp. Class A .........................................          5,000            35,550
    #Barnes & Noble, Inc. ...........................................          8,800           107,976
     Bassett Furniture Industries, Inc. .............................          2,400            18,120
    *Beasley Broadcast Group, Inc. ..................................          1,850             7,252
   #*Beazer Homes USA, Inc. .........................................         12,182            26,191
     bebe stores, Inc. ..............................................          3,532            25,360
     Belo Corp. Class A .............................................          5,000            31,700
    *Benihana, Inc. Class A .........................................          2,206            21,266
    *Biglari Holdings, Inc. .........................................            310           106,987
    *Bluegreen Corp. ................................................         10,098            22,821
     Blyth, Inc. ....................................................          1,400            78,162
     Bob Evans Farms, Inc. ..........................................          6,934           228,129
    #Books-A-Million, Inc. ..........................................          2,707             6,010
   #*Boyd Gaming Corp. ..............................................          5,900            38,232
    #Brown Shoe Co., Inc. ...........................................         10,200            90,882
    *Build-A-Bear-Workshop, Inc. ....................................          5,300            34,715
    *Cabela's, Inc. .................................................         13,500           336,420
    *Cache, Inc. ....................................................          2,990            15,727
     Callaway Golf Co. ..............................................          7,848            45,597
    *Cambium Learning Group, Inc. ...................................          2,093             6,907
    *Canterbury Park Holding Corp. ..................................            172             1,797
     Carriage Services, Inc. ........................................          5,800            34,568
    *Casual Male Retail Group, Inc. .................................          4,600            19,090
    *Cavco Industries, Inc. .........................................          1,469            66,149
   #*Central European Media Enterprises, Ltd. Class A ...............          3,200            35,328
    *Charming Shoppes, Inc. .........................................         10,176            35,311
     Christopher & Banks Corp. ......................................          4,071            13,556
     Churchill Downs, Inc. ..........................................          3,200           153,824
     Cinemark Holdings, Inc. ........................................          3,175            65,627
    *Clear Channel Outdoor Holdings, Inc. Class A ...................          4,900            53,900
    *Coast Distribution System, Inc. (The) ..........................            800             2,168
    *Cobra Electronics Corp. ........................................          1,000             3,540
    *Collective Brands, Inc. ........................................         11,000           160,710
     Columbia Sportswear Co. ........................................          1,400            75,236
   #*Conn's, Inc. ...................................................          7,864            72,427
    *Core-Mark Holding Co., Inc. ....................................          3,111           104,187
     CSS Industries, Inc. ...........................................          2,542            53,585
     D.R. Horton, Inc. ..............................................         21,474           239,006
    *dELiA*s, Inc. ..................................................          4,300             6,020
    *Delta Apparel, Inc. ............................................          1,640            29,536
    #Dillard's, Inc. Class A ........................................         13,919           717,246
   #*DineEquity, Inc. ...............................................          1,100            51,656
    *Dixie Group, Inc. (The) ........................................          3,300            10,329
    *Dolan Co. ......................................................            953             8,339
    *Dorman Products, Inc. ..........................................          1,007            38,377
    *Dover Downs Gaming & Entertainment, Inc. .......................            937             2,005


                                      1096

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Dover Motorsports, Inc. ........................................          3,360   $         3,427
     Drew Industries, Inc. ..........................................            800            19,224
    *Duckwall-ALCO Stores, Inc. .....................................          1,100            11,374
    *E.W. Scripps Co. Class A (The) .................................          6,549            54,619
    *EDCI Holdings, Inc. ............................................          1,611             6,653
   #*Education Management Corp. .....................................            285             5,660
    *Emerson Radio Corp. ............................................          2,800             4,760
     Escalade, Inc. .................................................            157               843
    #Ethan Allen Interiors, Inc. ....................................            500             9,900
    *Federal-Mogul Corp. ............................................          9,173           154,657
     Finish Line, Inc. Class A (The) ................................          1,107            22,251
    *Fisher Communications, Inc. ....................................          1,403            40,743
     Flexsteel Industries, Inc. .....................................            600             8,550
     Foot Locker, Inc. ..............................................         16,300           356,318
     Fred's, Inc. Class A ...........................................         10,820           131,896
    *Fuel Systems Solutions, Inc. ...................................            847            19,769
    *Full House Resorts, Inc. .......................................          1,309             3,770
    *Furniture Brands International, Inc. ...........................         14,606            27,897
     Gaiam, Inc. ....................................................            955             3,696
   #*GameStop Corp. Class A .........................................         13,945           356,574
     Gaming Partners International Corp. ............................            300             2,022
     Gannett Co., Inc. ..............................................          5,561            65,008
    *Gaylord Entertainment Co. ......................................          6,157           144,012
    *Genesco, Inc. ..................................................          2,112           124,481
    *G-III Apparel Group, Ltd. ......................................          1,580            44,540
    *Golfsmith International Holdings, Inc. .........................          1,600             5,632
    *Gray Television, Inc. ..........................................         11,264            21,402
    *Gray Television, Inc. Class A ..................................            700             1,176
    *Great Wolf Resorts, Inc. .......................................          8,271            20,347
     Group 1 Automotive, Inc. .......................................          5,918           269,624
     Harte-Hanks, Inc. ..............................................          2,119            18,605
    *Hastings Entertainment, Inc. ...................................          3,200             6,400
     Haverty Furniture Cos., Inc. ...................................          4,870            56,589
    *Heelys, Inc. ...................................................          2,100             4,179
    *Helen of Troy, Ltd. ............................................          7,600           219,868
    *Hollywood Media Corp. ..........................................          1,384             1,785
     Hooker Furniture Corp. .........................................          2,500            24,250
     Hot Topic, Inc. ................................................          6,834            51,665
    *Iconix Brand Group, Inc. .......................................          9,795           175,820
     International Speedway Corp. Class A ...........................          3,800            90,668
    *Isle of Capri Casinos, Inc. ....................................          4,005            21,787
    *J. Alexander's Corp. ...........................................          2,399            16,025
    #JAKKS Pacific, Inc. ............................................          7,598           144,134
     Jarden Corp. ...................................................         12,066           386,474
    *Johnson Outdoors, Inc. Class A .................................          2,777            51,624
     Jones Group, Inc. (The) ........................................         17,199           192,113
    *Journal Communications, Inc. ...................................         10,623            41,005
    *Kenneth Cole Productions, Inc. Class A .........................          2,409            25,921
    *Kid Brands, Inc. ...............................................          3,700            10,841
    *Kirkland's, Inc. ...............................................          2,259            25,391
   #*K-Swiss, Inc. Class A ..........................................          2,710            12,195
     Lacrosse Footwear, Inc. ........................................          1,500            19,200
    *Lakeland Industries, Inc. ......................................          2,120            15,942
    *Lakes Entertainment, Inc. ......................................          5,232            10,987
    *Lazare Kaplan International, Inc. ..............................          1,563             4,376
    *La-Z-Boy, Inc. .................................................          3,691            37,501
    *Leapfrog Enterprises, Inc. .....................................          8,500            31,705
   #*Lee Enterprises, Inc. ..........................................          6,308             4,479
    #Lennar Corp. Class A ...........................................         25,500           421,770
     Lennar Corp. Class B Voting ....................................          2,960            37,681
    *Liberty Media Corp. - Liberty Starz Class A ....................          1,248            85,238


                                      1097

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Life Time Fitness, Inc. ........................................            300   $        12,939
     Lifetime Brands, Inc. ..........................................          3,901            47,709
     Lithia Motors, Inc. Class A ....................................          5,052           103,920
    *Live Nation Entertainment, Inc. ................................         13,335           125,216
    *Luby's, Inc. ...................................................          7,944            38,370
    *M/I Homes, Inc. ................................................          3,540            26,444
     Mac-Gray Corp. .................................................          3,700            51,356
    *Madison Square Garden Co. (The) ................................          5,458           144,255
     Marcus Corp. ...................................................          5,475            65,262
    *MarineMax, Inc. ................................................          6,061            49,337
    *McClatchy Co. (The) ............................................          3,400             5,338
    *McCormick & Schmick's Seafood Restaurants, Inc. ................          3,608            24,174
    #MDC Holdings, Inc. .............................................            505            11,312
   #*Media General, Inc. Class A ....................................          5,800            17,516
     Men's Wearhouse, Inc. (The) ....................................          5,400           166,752
    #Meredith Corp. .................................................          1,105            29,647
    *Meritage Homes Corp. ...........................................          3,075            54,581
    *Modine Manufacturing Co. .......................................         10,307           108,945
    *Mohawk Industries, Inc. ........................................          7,687           404,721
    *Monarch Casino & Resort, Inc. ..................................          1,800            18,522
    *Motorcar Parts of America, Inc. ................................            759             7,529
     Movado Group, Inc. .............................................          4,151            69,446
    *MTR Gaming Group, Inc. .........................................          5,500             9,130
    *Multimedia Games Holding Co., Inc. .............................          6,759            44,677
    *Nautilus, Inc. .................................................          6,092            12,306
    *Navarre Corp. ..................................................          4,987             7,680
   #*O'Charley's, Inc. ..............................................          6,029            37,440
    *Orient-Express Hotels, Ltd. Class A ............................          8,198            69,929
     Outdoor Channel Holdings, Inc. .................................          3,987            29,783
    *Pacific Sunwear of California, Inc. ............................            900             1,125
    *Penn National Gaming, Inc. .....................................          7,603           273,708
     Penske Automotive Group, Inc. ..................................          6,185           126,112
     Pep Boys - Manny, Moe & Jack (The) .............................         12,600           144,900
    *Perry Ellis International, Inc. ................................          4,350           109,185
    *Pinnacle Entertainment, Inc. ...................................         11,600           131,312
    *Point.360 ......................................................            400               330
   #*Pulte Group, Inc. ..............................................         18,400            95,312
    *Quiksilver, Inc. ...............................................         15,847            53,087
   #*Radio One, Inc. Class D ........................................          3,383             4,432
    *Reading International, Inc. Class A ............................          1,086             4,496
    *Red Lion Hotels Corp. ..........................................          5,134            35,681
    *Red Robin Gourmet Burgers, Inc. ................................          2,000            50,140
     Regis Corp. ....................................................         13,290           217,424
     Rent-A-Center, Inc. ............................................          9,000           307,350
    *Rick's Cabaret International, Inc. .............................          1,800            14,076
    *Rocky Brands, Inc. .............................................          1,900            20,140
    *Ruby Tuesday, Inc. .............................................          7,412            62,187
     Ryland Group, Inc. (The) .......................................          9,200           124,200
    *Saga Communications, Inc. Class A ..............................          1,743            65,362
   #*Saks, Inc. .....................................................          6,900            72,933
     Salem Communications Corp. Class A .............................          4,900            12,201
    #Scholastic Corp. ...............................................          8,240           221,244
     Service Corp. International ....................................         23,800           238,000
     Shiloh Industries, Inc. ........................................          5,891            46,539
    *Shoe Carnival, Inc. ............................................          3,473            94,778
   #*Skechers U.S.A., Inc. Class A ..................................          2,451            34,951
     Skyline Corp. ..................................................          1,691            11,431
    *Smith & Wesson Holding Corp. ...................................          2,500             7,400
    #Sonic Automotive, Inc. Class A .................................          5,487            80,494
     Spartan Motors, Inc. ...........................................          5,000            24,500
     Speedway Motorsports, Inc. .....................................         10,592           137,696


                                      1098

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Sport Chalet, Inc. Class A .....................................          4,484   $         8,026
    *Sport Chalet, Inc. Class B .....................................            150               352
     Stage Stores, Inc. .............................................          6,928           108,285
     Standard Motor Products, Inc. ..................................          5,844            90,874
    *Stanley Furniture Co., Inc. ....................................          3,305            10,212
    *Stein Mart, Inc. ...............................................          3,381            24,512
    *Steinway Musical Instruments, Inc. .............................          2,578            64,966
     Stewart Enterprises, Inc. Class A ..............................         21,307           137,217
     Superior Industries International, Inc. ........................          6,121           111,953
    *Syms Corp. .....................................................          4,854            37,910
    *Systemax, Inc. .................................................            739            11,181
    *Tandy Brands Accessories, Inc. .................................          2,500             2,588
    *Toll Brothers, Inc. ............................................         15,777           275,151
    *Trans World Entertainment Corp. ................................          8,600            17,114
    *Tuesday Morning Corp. ..........................................          1,300             4,706
    *Unifi, Inc. ....................................................          5,888            45,632
    *Universal Electronics, Inc. ....................................          1,400            26,026
    #Vail Resorts, Inc. .............................................            200             8,912
    #Washington Post Co. Class B ....................................            410           139,466
    *Wells-Gardner Electronics Corp. ................................          1,121             2,713
     Wendy's Co. (The) ..............................................         45,237           228,899
    *West Marine, Inc. ..............................................          6,279            57,076
    *Wet Seal, Inc. Class A (The) ...................................          3,585            15,021
     Weyco Group, Inc. ..............................................            212             5,024
    #Whirlpool Corp. ................................................          6,443           327,369
   #*Zale Corp. .....................................................          3,300            12,177
                                                                                       ---------------
Total Consumer Discretionary ........................................                       14,404,372
                                                                                       ---------------
Consumer Staples -- (4.8%)
     Alico, Inc. ....................................................            492            11,203
    *Alliance One International, Inc. ...............................         13,409            35,802
     Andersons, Inc. (The) ..........................................          2,100            77,532
     Cal-Maine Foods, Inc. ..........................................          2,400            79,968
   #*Central European Distribution Corp. ............................          5,300            28,620
    *Central Garden & Pet Co. .......................................          3,598            31,123
    *Central Garden & Pet Co. Class A ...............................         10,643            93,552
    *Chiquita Brands International, Inc. ............................         10,547            93,657
     Coca-Cola Bottling Co. .........................................            715            40,126
    *Constellation Brands, Inc. Class A .............................         19,857           401,509
    *Craft Brewers Alliance, Inc. ...................................          3,112            20,384
    *Dean Foods Co. .................................................          2,700            26,244
    *Dole Food Co., Inc. ............................................          4,010            42,426
     Farmer Brothers Co. ............................................          4,400            25,740
     Fresh Del Monte Produce, Inc. ..................................          8,010           203,935
    *Golden Enterprises, Inc. .......................................            678             2,502
    *Griffin Land & Nurseries, Inc. .................................            217             5,820
    *Hain Celestial Group, Inc. (The) ...............................         11,600           389,296
    *Harbinger Group, Inc. ..........................................          1,600             8,224
    #Imperial Sugar Co. .............................................          2,726            18,455
     Ingles Markets, Inc. Class A ...................................          1,701            25,685
    *John B. Sanfilippo & Son, Inc. .................................          1,796            15,446
    *Mannatech, Inc. ................................................          6,826             4,164
     MGP Ingredients, Inc. ..........................................          4,280            28,077
     Nash-Finch Co. .................................................          3,213            84,566
    *Natural Alternatives International, Inc. .......................            600             3,660
    *Nutraceutical International Corp. ..............................          2,600            35,880
     Oil-Dri Corp. of America .......................................            882            17,684
    *Omega Protein Corp. ............................................          4,830            52,309
     Orchids Paper Products Co. .....................................            500             5,840
    *Pantry, Inc. ...................................................          5,960            84,274
    *Parlux Fragrances, Inc. ........................................          6,953            23,362


                                      1099

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    *Physicians Formula Holdings, Inc. ..............................          2,630   $         8,100
   #*Pilgrim's Pride Corp. ..........................................            200             1,008
    *Prestige Brands Holdings, Inc. .................................         11,410           120,718
    *Ralcorp Holdings, Inc. .........................................          7,100           573,964
    #Sanderson Farms, Inc. ..........................................            609            30,146
    *Seneca Foods Corp. Class A .....................................            714            15,030
    *Smart Balance, Inc. ............................................          8,360            54,758
    *Smithfield Foods, Inc. .........................................         24,627           562,973
     Snyders-Lance, Inc. ............................................          3,100            65,782
     Spartan Stores, Inc. ...........................................          4,870            83,374
    *Spectrum Brands Holdings, Inc. .................................          4,564           115,834
     Stephan Co. (The) ..............................................            200               462
    #SUPERVALU, Inc. ................................................         12,200            97,844
    *Susser Holdings Corp. ..........................................          2,447            53,736
    *TreeHouse Foods, Inc. ..........................................          6,500           398,710
     Universal Corp. ................................................          3,144           134,626
     Village Super Market, Inc. .....................................            223             6,324
     Weis Markets, Inc. .............................................          6,017           237,972
    *Winn-Dixie Stores, Inc. ........................................         13,683            86,750
                                                                                       ---------------
Total Consumer Staples ..............................................                        4,665,176
                                                                                       ---------------
Energy -- (6.3%)
    *Adams Resources & Energy, Inc. .................................            214             5,072
     Alon USA Energy, Inc. ..........................................          4,391            33,372
    *Approach Resources, Inc. .......................................             50             1,220
    *Barnwell Industries, Inc. ......................................            480             1,637
     Berry Petroleum Co. Class A ....................................            202             6,979
    *Bill Barrett Corp. .............................................          2,324            96,678
    *Bolt Technology Corp. ..........................................          1,400            14,112
   #*BPZ Resources, Inc. ............................................          8,600            25,714
     Bristow Group, Inc. ............................................          4,501           224,060
    *Cal Dive International, Inc. ...................................         10,363            23,213
    *Comstock Resources, Inc. .......................................          2,107            38,432
    *Crimson Exploration, Inc. ......................................          3,800            11,324
     Crosstex Energy, Inc. ..........................................          5,600            72,968
    *Dawson Geophysical Co. .........................................          2,215            64,014
     Delek US Holdings, Inc. ........................................          6,670            96,582
     DHT Holdings, Inc. .............................................          3,652             5,843
    *Double Eagle Petroleum Co. .....................................          1,300            11,544
    *Energy Partners, Ltd. ..........................................          3,328            47,724
    *ENGlobal Corp. .................................................          2,200             5,742
    *Exterran Holdings, Inc. ........................................          8,909            84,636
   #*General Maritime Corp. .........................................          2,600               676
    *Geokinetics, Inc. ..............................................          2,700             8,829
    *GeoMet, Inc. ...................................................          3,300             3,498
    *GeoResources, Inc. .............................................            496            13,164
    *Global Industries, Ltd. ........................................         10,957            87,108
   #*Green Plains Renewable Energy, Inc. ............................          6,100            63,806
     Gulf Island Fabrication, Inc. ..................................          2,303            64,139
    *Gulfmark Offshore, Inc. Class A ................................          3,261           135,625
    *Harvest Natural Resources, Inc. ................................          9,000            96,030
    *Helix Energy Solutions Group, Inc. .............................         12,020           217,081
    *Hercules Offshore, Inc. ........................................         12,830            48,626
    *HKN, Inc. ......................................................          5,668            12,243
     HollyFrontier Corp. ............................................            804            24,675
    *Hornbeck Offshore Services, Inc. ...............................          3,483           114,382
    *Matrix Service Co. .............................................          3,500            37,170
    *Mitcham Industries, Inc. .......................................            515             7,509
    *Natural Gas Services Group, Inc. ...............................          2,866            39,436
    *Newpark Resources, Inc. ........................................         10,374            92,640
    #Overseas Shipholding Group, Inc. ...............................          1,400            17,472


                                      1100

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Parker Drilling Co. ............................................         17,533   $        96,957
   #*Patriot Coal Corp. .............................................            268             3,366
     Patterson-UTI Energy, Inc. .....................................         12,700           258,064
     Penn Virginia Corp. ............................................          3,600            21,924
    *Petroleum Development Corp. ....................................          4,960           129,506
    *PHI, Inc. Non-Voting ...........................................          3,000            66,210
    *Pioneer Drilling Co. ...........................................         14,053           138,984
    *Plains Exploration & Production Co. ............................          9,050           285,075
    *REX American Resources Corp. ...................................          2,075            37,848
    *Rowan Cos., Inc. ...............................................         14,450           498,380
     SEACOR Holdings, Inc. ..........................................          3,280           279,292
    #Sunoco, Inc. ...................................................         13,274           494,191
   #*Superior Energy Services, Inc. .................................          3,100            87,172
    *Swift Energy Co. ...............................................          8,400           257,208
     Teekay Corp. ...................................................          6,873           177,048
    *Tesoro Corp. ...................................................         15,807           410,034
    *Tetra Technologies, Inc. .......................................          8,631            81,994
     Tidewater, Inc. ................................................          5,700           280,611
    *Union Drilling, Inc. ...........................................          6,400            47,936
    *Unit Corp. .....................................................          5,926           290,730
    *USEC, Inc. .....................................................         28,283            59,394
    *VAALCO Energy, Inc. ............................................          4,200            28,602
   #*Voyager Oil & Gas, Inc. ........................................            237               654
    *Warren Resources, Inc. .........................................            145               454
   #*Western Refining, Inc. .........................................         10,999           175,764
    *Willbros Group, Inc. ...........................................          4,875            24,814
                                                                                       ---------------
Total Energy ........................................................                        6,187,187
                                                                                       ---------------
Financials -- (24.6%)
     1st Source Corp. ...............................................          7,021           168,785
    *1st United Bancorp, Inc. .......................................          2,700            13,986
    *21st Century Holding Co. .......................................          2,500             6,100
    *Access National Corp. ..........................................            200             1,640
    *Affirmative Insurance Holdings, Inc. ...........................          4,200             5,964
    *Allegheny Corp. ................................................          1,148           364,283
    #Alliance Financial Corp. .......................................            314             9,668
     Allied World Assurance Co. Holdings, Ltd. ......................          3,850           223,685
     Alterra Capital Holdings, Ltd. .................................          6,869           148,920
    *American Capital, Ltd. .........................................         24,600           191,142
     American Equity Investment Life Holding Co. ....................          6,000            65,040
     American Financial Group, Inc. .................................         12,615           451,995
     American National Bankshares, Inc. .............................            254             4,755
     American National Insurance Co. ................................          2,880           205,805
    *American Safety Insurance Holdings, Ltd. .......................          2,457            50,147
    *Ameris Bancorp .................................................          4,419            44,411
    *AMERISAFE, Inc. ................................................          3,400            73,270
    *AmeriServe Financial, Inc. .....................................          6,300            12,285
    *Ante5, Inc. ....................................................          3,520             3,168
    *Arch Capital Group, Ltd. .......................................         11,238           404,231
     Argo Group International Holdings, Ltd. ........................          5,310           160,309
     Aspen Insurance Holdings, Ltd. .................................          5,588           148,026
    *Asset Acceptance Capital Corp. .................................          8,254            24,762
     Associated Banc-Corp ...........................................         24,100           268,715
     Assurant, Inc. .................................................         16,700           643,618
     Assured Guaranty, Ltd. .........................................          3,958            50,425
     Asta Funding, Inc. .............................................          1,323            10,663
     Astoria Financial Corp. ........................................          2,500            20,750
    *Avatar Holdings, Inc. ..........................................          1,618            15,371
     Axis Capital Holdings, Ltd. ....................................          9,129           286,194
     Baldwin & Lyons, Inc. Class B ..................................          3,050            70,241
     BancFirst Corp. ................................................          1,600            61,920


                                      1101

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Bancorp Rhode Island, Inc. .....................................             81   $         3,532
    *Bancorp, Inc. ..................................................          3,093            24,868
    *BancTrust Financial Group, Inc. ................................          4,257             6,939
     Bank Mutual Corp. ..............................................          7,255            24,159
     Bank of Commerce Holdings ......................................          1,233             4,254
    *BankAtlantic Bancorp, Inc. Class A .............................          3,518             8,338
     BankFinancial Corp. ............................................          6,347            50,776
     Banner Corp. ...................................................          2,004            35,210
    *Beneficial Mutual Bancorp, Inc. ................................          8,224            67,519
     Berkshire Hills Bancorp, Inc. ..................................          6,627           132,673
    *BofI Holding, Inc. .............................................          2,382            36,445
     Boston Private Financial Holdings, Inc. ........................         13,691           103,778
     Brookline Bancorp, Inc. ........................................          6,655            55,636
     Bryn Mawr Bank Corp. ...........................................            169             3,103
     California First National Bancorp ..............................          1,000            16,670
     Camden National Corp. ..........................................            573            17,007
    *Cape Bancorp, Inc. .............................................            439             3,336
     Capital City Bank Group, Inc. ..................................          1,869            19,045
     Capital Southwest Corp. ........................................            300            26,403
     CapitalSource, Inc. ............................................         40,686           258,763
     Cardinal Financial Corp. .......................................          8,078            86,758
     Cathay General Bancorp .........................................         14,100           197,259
     Center Bancorp, Inc. ...........................................            364             3,378
    *Center Financial Corp. .........................................          1,760            11,563
     Centerstate Banks, Inc. ........................................          1,362             7,736
    *Central Pacific Financial Corp. ................................            777             9,472
     Century Bancorp, Inc. Class A ..................................             98             2,653
     CFS Bancorp, Inc. ..............................................          3,500            17,080
     Chemical Financial Corp. .......................................          6,849           137,870
     Cincinnati Financial Corp. .....................................          2,560            74,086
    *Citizens Community Bancorp, Inc. ...............................          2,054            10,516
     Citizens Holding Co. ...........................................            171             3,057
    *Citizens, Inc. .................................................          3,058            23,975
    #City Holding Co. ...............................................            200             6,572
     Clifton Savings Bancorp, Inc. ..................................            834             8,490
    *CNO Financial Group, Inc. ......................................         32,460           202,875
     CoBiz Financial, Inc. ..........................................          4,891            25,922
     Columbia Banking System, Inc. ..................................          5,011            95,560
    #Community Bank System, Inc. ....................................          6,629           169,437
     Community Trust Bancorp, Inc. ..................................          3,145            89,098
    *CompuCredit Holdings Corp. .....................................          4,556            14,215
    *Consolidated-Tokoma Land Co. ...................................             40             1,198
    *Cowen Group, Inc. ..............................................          8,014            21,798
    *Crescent Financial Corp. .......................................          3,319            14,039
    #CVB Financial Corp. ............................................          2,739            26,596
    *Dearborn Bancorp, Inc. .........................................          1,500               968
     Delphi Financial Group, Inc. Class A ...........................          8,833           233,898
     Dime Community Bancshares, Inc. ................................          4,200            50,064
     Donegal Group, Inc. Class A ....................................          6,327            79,214
     Donegal Group, Inc. Class B ....................................            592             9,898
    *E*Trade Financial Corp. ........................................         32,487           352,484
     East West Bancorp, Inc. ........................................          4,700            91,509
     Eastern Insurance Holdings, Inc. ...............................          3,064            40,567
     Edelman Financial Group, Inc. ..................................          6,490            45,041
    #EMC Insurance Group, Inc. ......................................          4,544            88,335
     Employers Holdings, Inc. .......................................          2,000            32,440
    *Encore Bancshares, Inc. ........................................            500             5,880
     Endurance Specialty Holdings, Ltd. .............................          3,928           146,122
    *Enstar Group, Ltd. .............................................          1,095           100,707
    *Enterprise Bancorp, Inc. .......................................            130             1,872
     Enterprise Financial Services Corp. ............................          1,899            29,302


                                      1102

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     ESB Financial Corp. ............................................            681   $         9,432
     ESSA Bancorp, Inc. .............................................          2,833            31,276
     Everest Re Group, Ltd. .........................................          1,628           146,390
    #F.N.B. Corp. ...................................................          9,249            93,322
    *Farmers Capital Bank Corp. .....................................          1,442             5,912
     FBL Financial Group, Inc. Class A ..............................          6,070           198,186
     Federal Agricultural Mortgage Corp. Class C ....................          1,100            22,198
     Fidelity National Financial, Inc. Class A ......................         26,568           410,210
    #Fidelity Southern Corp. ........................................          1,266             8,356
     Financial Institutions, Inc. ...................................          1,393            22,817
    *First Acceptance Corp. .........................................          5,500             7,370
     First American Financial Corp. .................................          3,883            46,596
     First Bancorp ..................................................          3,069            38,915
    *First Bancorp, Inc. ............................................            411             5,914
   #*First Bancorp ..................................................            778             2,770
     First Busey Corp. ..............................................          9,462            48,256
    *First California Financial Group, Inc. .........................          1,900             6,213
     First Citizens BancShares, Inc. Class A ........................            237            38,643
     First Commonwealth Financial Corp. .............................          4,094            18,873
     First Community Bancshares, Inc. ...............................          1,857            22,303
    *First Defiance Financial Corp. .................................          2,165            30,765
   #*First Federal Bancshares of Arkansas, Inc. .....................            560             3,142
    *First Federal of Northern Michigan Bancorp, Inc. ...............            200               710
     First Financial Corp. ..........................................          1,400            46,004
     First Financial Holdings, Inc. .................................          2,269            16,904
    *First Financial Northwest, Inc. ................................          1,300             7,202
     First Horizon National Corp. ...................................          5,057            35,348
     First Interstate Bancsystem, Inc. ..............................            306             3,868
    *First Investors Financial Services Group, Inc. .................            500             4,562
    *First Marblehead Corp. (The) ...................................          7,864             7,549
     First Merchants Corp. ..........................................          6,256            50,423
     First Midwest Bancorp, Inc. ....................................          5,561            50,105
     First Niagara Financial Group, Inc. ............................         46,060           423,291
    *First Place Financial Corp. ....................................          6,075             5,105
    *First Security Group, Inc. .....................................            264               792
    *First South Bancorp, Inc. ......................................            620             2,480
     Firstbank Corp. ................................................            105               529
    *FirstCity Financial Corp. ......................................          3,212            20,460
     FirstMerit Corp. ...............................................          8,064           112,977
     Flagstone Reinsurance Holdings SA ..............................          7,243            61,493
     Flushing Financial Corp. .......................................          4,484            54,974
   #*FNB United Corp. ...............................................         14,249             3,263
    *Forest City Enterprises, Inc. Class A ..........................            225             3,078
    *Forestar Group, Inc. ...........................................            552             7,176
     Fulton Financial Corp. .........................................         16,400           154,816
     German American Bancorp, Inc. ..................................          2,806            48,740
    *Gleacher & Co., Inc. ...........................................            481               616
    *Global Indemnity P.L.C. ........................................          1,977            39,916
    #Great Southern Bancorp, Inc. ...................................          2,101            41,789
    *Greene Bancshares, Inc. ........................................          3,936             5,432
    *Greenlight Capital Re, Ltd. Class A ............................          3,046            68,626
    *Guaranty Bancorp ...............................................         13,156            17,497
    *Guaranty Federal Bancshares, Inc. ..............................            100               571
    *Hallmark Financial Services, Inc. ..............................          4,363            33,857
     Hampden Bancorp, Inc. ..........................................          1,000            12,550
   #*Hanmi Financial Corp. ..........................................          8,000             8,000
     Hanover Insurance Group, Inc. (The) ............................          3,750           143,100
     Harleysville Group, Inc. .......................................          5,690           334,344
    *Harleysville Savings Financial Corp. ...........................            132             1,934
    *Harris & Harris Group, Inc. ....................................          5,681            22,326
     HCC Insurance Holdings, Inc. ...................................          7,140           189,995


                                      1103

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Heartland Financial USA, Inc. ..................................          1,113   $        17,396
   #*Heritage Commerce Corp. ........................................          4,200            20,286
     Heritage Financial Corp. .......................................            136             1,715
     HF Financial Corp. .............................................            363             3,369
    *Hilltop Holdings, Inc. .........................................          4,392            34,609
    *Hingham Institution for Savings ................................             40             1,918
    *HMN Financial, Inc. ............................................            750             1,395
    *Home Bancorp, Inc. .............................................            724            10,643
     Home Federal Bancorp, Inc. .....................................          4,293            43,145
     HopFed Bancorp, Inc. ...........................................            683             4,118
     Horace Mann Educators Corp. ....................................          5,408            72,738
     Hudson Valley Holding Corp. ....................................            419             9,101
     IBERIABANK Corp. ...............................................          3,705           191,623
     Independence Holding Co. .......................................          5,557            46,068
    #Independent Bank Corp. (453836108) .............................          2,014            52,203
    *Independent Bank Corp. (453838609) .............................            540               929
     Infinity Property & Casualty Corp. .............................          4,410           255,604
     International Bancshares Corp. .................................          6,326           114,627
    *Intervest Bancshares Corp. .....................................          1,700             4,743
    *INTL. FCStone, Inc. ............................................            100             2,424
    *Investment Technology Group, Inc. ..............................          1,100            12,551
    *Investors Title Co. ............................................             40             1,447
     JMP Group, Inc. ................................................          1,380            10,240
     Kaiser Federal Financial Group, Inc. ...........................            424             4,986
     Kearny Financial Corp. .........................................          2,543            24,743
     Kemper Corp. ...................................................          7,692           206,838
     Lakeland Bancorp, Inc. .........................................          6,094            56,613
     Lakeland Financial Corp. .......................................          1,257            30,030
     Legg Mason, Inc. ...............................................          9,452           259,930
     LNB Bancorp, Inc. ..............................................          2,597            11,661
    *Louisiana Bancorp, Inc. ........................................            696            11,233
   #*Macatawa Bank Corp. ............................................          2,700             7,209
     Maiden Holdings, Ltd. ..........................................          1,523            12,412
     MainSource Financial Group, Inc. ...............................          4,541            42,595
    *Markel Corp. ...................................................            340           131,410
    *Marlin Business Services Corp. .................................          2,600            30,654
     MB Financial, Inc. .............................................         10,800           178,956
   #*MBIA, Inc. .....................................................         26,807           235,902
   #*MBT Financial Corp. ............................................          3,300             4,224
     MCG Capital Corp. ..............................................         13,889            64,445
     Meadowbrook Insurance Group, Inc. ..............................         11,385           117,949
     Medallion Financial Corp. ......................................          4,619            54,966
   #*Mercantile Bank Corp. ..........................................          1,115            10,180
     Mercury General Corp. ..........................................            300            12,990
    *Meridian Interstate Bancorp, Inc. ..............................          1,033            13,460
    *Metro Bancorp, Inc. ............................................          2,783            23,015
   .*MF Global Holdings, Ltd. .......................................         17,400            10,440
    *MGIC Investment Corp. ..........................................          7,300            19,418
     MicroFinancial, Inc. ...........................................          2,400            13,560
     MidSouth Bancorp, Inc. .........................................          2,318            31,826
     Montpelier Re Holdings, Ltd. ...................................         10,557           184,747
    *Nara Bancorp, Inc. .............................................          3,439            29,163
    *NASDAQ OMX Group, Inc. (The) ...................................         24,288           608,414
    *National Financial Partners Corp. ..............................            400             5,468
     National Interstate Corp. ......................................            347             9,230
     National Penn Bancshares, Inc. .................................         18,842           146,968
    *Navigators Group, Inc. (The) ...................................          3,646           166,331
    #NBT Bancorp, Inc. ..............................................          3,500            75,320
     Nelnet, Inc. Class A ...........................................          4,590            98,593
     New Hampshire Thrift Bancshares, Inc. ..........................            200             2,274
    *NewBridge Bancorp ..............................................          2,100             8,400


                                      1104

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *NewStar Financial, Inc. ........................................          5,045   $        54,082
    *North Valley Bancorp ...........................................             40               404
     Northeast Community Bancorp, Inc. ..............................          4,700            27,166
    #Northfield Bancorp, Inc. .......................................          3,336            46,070
     Northrim Bancorp, Inc. .........................................            223             4,226
     Northwest Bancshares, Inc. .....................................          5,492            68,485
     OceanFirst Financial Corp. .....................................          1,501            19,573
    *Ocwen Financial Corp. ..........................................         12,589           182,540
     Old Republic International Corp. ...............................         34,668           306,465
   #*Old Second Bancorp, Inc. .......................................            100               130
     OneBeacon Insurance Group, Ltd. Class A ........................          4,000            60,880
     Oppenheimer Holdings, Inc. Class A .............................          1,595            28,024
     Oriental Financial Group, Inc. .................................          7,000            74,130
     Oritani Financial Corp. ........................................            900            11,664
   #*Pacific Capital Bancorp ........................................          1,196            30,964
     Pacific Continental Corp. ......................................          1,199            10,395
    *Pacific Mercantile Bancorp .....................................          2,264             6,883
    *Pacific Premier Bancorp, Inc. ..................................            800             5,216
     PacWest Bancorp ................................................          1,700            29,988
    #Park National Corp. ............................................          1,470            87,774
     Parkvale Financial Corp. .......................................            100             2,152
    *PartnerRe, Ltd. ................................................            410            25,510
    *Patriot National Bancorp .......................................            600             1,110
    *Peapack-Gladstone Financial Corp. ..............................            503             5,090
   #*Penson Worldwide, Inc. .........................................          2,190             2,694
     Peoples Bancorp, Inc. ..........................................          3,289            43,513
     People's United Financial, Inc. ................................         13,388           170,697
    *PHH Corp. ......................................................          5,778           106,604
    *Phoenix Cos., Inc. (The) .......................................         14,879            22,170
    *PICO Holdings, Inc. ............................................          3,761            85,901
   #*Pinnacle Financial Partners, Inc. ..............................          4,336            65,083
    *Piper Jaffray Cos., Inc. .......................................          3,300            68,508
     Platinum Underwriters Holdings, Ltd. ...........................          3,372           116,772
  .#*PMI Group, Inc. (The) ..........................................         16,805             5,243
    *Preferred Bank .................................................            162             1,304
     Presidential Life Corp. ........................................          6,762            67,079
   #*Primus Guaranty, Ltd. ..........................................          1,687             9,852
     PrivateBancorp, Inc. ...........................................          5,637            61,443
     ProAssurance Corp. .............................................          4,219           322,964
     Prosperity Bancshares, Inc. ....................................          6,411           246,759
     Protective Life Corp. ..........................................          6,300           117,180
     Provident Financial Holdings, Inc. .............................          2,100            19,257
     Provident Financial Services, Inc. .............................         10,873           140,805
     Provident New York Bancorp .....................................         10,237            71,147
    #Pulaski Financial Corp. ........................................            668             4,569
     QC Holdings, Inc. ..............................................            800             2,608
     QCR Holdings, Inc. .............................................            225             2,002
     Radian Group, Inc. .............................................          1,200             2,820
     Reinsurance Group of America, Inc. .............................         10,860           567,218
     RenaissanceRe Holdings, Ltd. ...................................          4,000           272,480
     Renasant Corp. .................................................          5,526            79,685
     Republic Bancorp, Inc. Class A .................................          1,801            36,632
    *Republic First Bancorp, Inc. ...................................            425               693
     Resource America, Inc. Class A .................................          6,277            30,569
    *Riverview Bancorp, Inc. ........................................          4,200             9,744
    #RLI Corp. ......................................................          2,129           149,754
     Rockville Financial, Inc. ......................................            138             1,387
     Roma Financial Corp. ...........................................          1,800            17,406
     S&T Bancorp, Inc. ..............................................          4,263            79,590
    *Safeguard Scientifics, Inc. ....................................            377             6,375
     Safety Insurance Group, Inc. ...................................          3,321           141,541


                                      1105

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Sandy Spring Bancorp, Inc. .....................................          4,334   $        73,721
     SCBT Financial Corp. ...........................................          1,586            46,835
     SeaBright Holdings, Inc. .......................................          4,481            32,174
    *Seacoast Banking Corp. of Florida ..............................          7,023            10,464
     Selective Insurance Group, Inc. ................................         10,900           174,727
     Shore Bancshares, Inc. .........................................            479             2,462
     SI Financial Group, Inc. .......................................          1,191            10,540
     Sierra Bancorp .................................................            974            10,656
     Simmons First National Corp. Class A ...........................          1,631            42,341
    *Southern Community Financial Corp. .............................          6,200             6,541
    *Southern Connecticut Bancorp, Inc. .............................            100               233
    *Southern First Bancshares, Inc. ................................            220             1,720
     Southside Bancshares, Inc. .....................................          1,122            23,080
   #*Southwest Bancorp, Inc. ........................................          5,301            24,915
     StanCorp Financial Group, Inc. .................................          5,300           179,882
     State Auto Financial Corp. .....................................         11,229           149,233
     State Bancorp, Inc. ............................................          1,554            18,384
     StellarOne Corp. ...............................................          4,809            57,660
     Sterling Bancorp ...............................................          1,935            15,964
    #Stewart Information Services Corp. .............................          4,929            49,487
    *Stratus Properties, Inc. .......................................            650             4,830
    *Sun Bancorp, Inc. ..............................................          8,064            23,950
    *Superior Bancorp ...............................................          1,724                 5
    #Susquehanna Bancshares, Inc. ...................................         26,373           191,468
     SWS Group, Inc. ................................................          2,700            14,877
     Symetra Financial Corp. ........................................          2,590            24,009
    #Synovus Financial Corp. ........................................         50,479            75,718
   #*Taylor Capital Group, Inc. .....................................          3,367            31,279
     Territorial Bancorp, Inc. ......................................            408             8,017
    *Thomas Properties Group, Inc. ..................................          5,996            15,170
    *TIB Financial Corp. ............................................            206             2,154
    *Tidelands Bancshares, Inc. .....................................            200                35
    *TierOne Corp. ..................................................          5,100                15
    *Timberland Bancorp, Inc. .......................................            400             1,744
     Tower Bancorp, Inc. ............................................            300             7,716
    #Tower Group, Inc. ..............................................          4,307           102,205
     TowneBank ......................................................          2,109            26,278
     Transatlantic Holdings, Inc. ...................................          4,570           237,823
    *Tree.com, Inc. .................................................            400             2,160
   .*Trenwick Group, Ltd. ...........................................          1,225                --
    #TriCo Bancshares ...............................................            837            12,413
    #Trustmark Corp. ................................................          9,100           201,474
     UMB Financial Corp. ............................................          4,100           151,167
     Umpqua Holdings Corp. ..........................................         18,900           216,405
     Unico American Corp. ...........................................          1,400            16,548
     Union First Market Bankshares Corp. ............................          5,079            65,113
    #United Bankshares, Inc. ........................................          2,058            48,857
   #*United Community Banks, Inc. ...................................          3,064            22,643
     United Financial Bancorp, Inc. .................................          3,624            58,491
     United Fire & Casualty Co. .....................................          7,620           143,332
    *Unity Bancorp, Inc. ............................................            540             3,456
     Universal Insurance Holdings, Inc. .............................          2,800            11,816
     Univest Corp. of Pennsylvania ..................................          1,236            18,800
     Validus Holdings, Ltd. .........................................          6,995           191,383
     ViewPoint Financial Group ......................................          1,550            19,948
    *Virginia Commerce Bancorp, Inc. ................................          3,185            20,257
    #W.R. Berkley Corp. .............................................         12,200           424,682
     Washington Banking Co. .........................................          1,500            17,730
     Washington Federal, Inc. .......................................         13,051           178,146
     Washington Trust Bancorp, Inc. .................................          1,379            32,379
    *Waterstone Financial, Inc. .....................................          1,793             4,644


                                      1106

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Webster Financial Corp. ........................................         11,588   $       227,588
     WesBanco, Inc. .................................................          6,121           121,563
     West Bancorporation, Inc. ......................................          5,550            54,612
    *West Coast Bancorp .............................................             45               672
    *Western Alliance Bancorp .......................................          4,827            31,376
     Westfield Financial, Inc. ......................................          6,049            43,008
     White Mountains Insurance Group, Ltd. ..........................          1,200           504,000
    #Wintrust Financial Corp. .......................................          3,596           103,852
    *Yadkin Valley Financial Corp. ..................................          3,382             7,170
     Zions Bancorporation ...........................................         17,468           303,244
    *ZipRealty, Inc. ................................................          1,200             2,268
                                                                                       ---------------
Total Financials ....................................................                       24,006,416
                                                                                       ---------------
Health Care -- (6.3%)
    *Accuray, Inc. ..................................................            929             3,716
    *Affymax, Inc. ..................................................          1,718             9,140
    *Affymetrix, Inc. ...............................................          9,076            50,735
    *Albany Molecular Research, Inc. ................................          7,739            24,842
    *Alere, Inc. ....................................................         11,601           302,322
    *Allied Healthcare Products, Inc. ...............................          1,700             6,086
    *Almost Family, Inc. ............................................          1,800            33,552
    *Alphatec Holdings, Inc. ........................................            877             1,815
   #*Amedisys, Inc. .................................................            900            11,817
    *American Dental Partners, Inc. .................................          4,201            44,363
    *American Shared Hospital Services ..............................            400             1,040
    *AMN Healthcare Services, Inc. ..................................          1,895             8,982
    *Amsurg Corp. ...................................................          3,971           100,585
     Analogic Corp. .................................................          1,500            81,120
    *AngioDynamics, Inc. ............................................          5,606            86,388
    *Anika Therapeutics, Inc. .......................................          1,714            10,455
     Arrhythmia Research Technology, Inc. ...........................            291             1,018
    #Assisted Living Concepts, Inc. .................................          5,120            72,755
    *Astex Pharmaceuticals, Inc. ....................................          3,900             7,527
    *BioScrip, Inc. .................................................            191             1,242
    *Cambrex Corp. ..................................................          2,546            14,028
     Cantel Medical Corp. ...........................................          4,249           117,272
    *Capital Senior Living Corp. ....................................          7,300            57,013
    *CardioNet, Inc. ................................................          4,238            11,994
    *Centene Corp. ..................................................          1,300            45,695
   #*Codexis, Inc. ..................................................            714             3,292
    *Community Health Systems, Inc. .................................          3,500            61,180
    *CONMED Corp. ...................................................          6,400           168,128
     Cooper Cos., Inc. (The) ........................................          7,972           552,460
    *Coventry Health Care, Inc. .....................................         22,200           706,182
    *Cross Country Healthcare, Inc. .................................          7,928            39,640
    *CryoLife, Inc. .................................................          1,615             7,445
    *Cumberland Pharmaceuticals, Inc. ...............................          2,350            13,536
    *Cutera, Inc. ...................................................          2,803            20,013
    *Cynosure, Inc. Class A .........................................          2,510            30,547
    *Cytokinetics, Inc. .............................................            906             1,051
    *Digirad Corp. ..................................................          3,300             7,920
    *Emdeon, Inc. Class A ...........................................             13               247
    *Enzo Biochem, Inc. .............................................          4,925            14,086
    *Enzon Pharmaceuticals, Inc. ....................................          3,714            27,298
    *eResearch Technology, Inc. .....................................          2,132            10,895
    *Exactech, Inc. .................................................            557             8,912
    *Five Star Quality Care, Inc. ...................................          8,186            21,202
    *Gentiva Health Services, Inc. ..................................          6,900            28,566
    *Greatbatch, Inc. ...............................................          5,343           119,309
    *Hanger Orthopedic Group, Inc. ..................................          2,204            38,283
    *Harvard Bioscience, Inc. .......................................          7,065            32,216


                                      1107

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Health Net, Inc. ...............................................          2,826   $        78,535
    *Healthspring, Inc. .............................................          7,600           409,944
    *Healthways, Inc. ...............................................          2,701            19,339
    *Hologic, Inc. ..................................................          4,800            77,376
    *ICU Medical, Inc. ..............................................            261            10,260
    *Idera Pharmaceuticals, Inc. ....................................          5,524             9,059
    *Infinity Pharmaceuticals, Inc. .................................            412             3,119
    *IntegraMed America, Inc. .......................................            123               985
     Invacare Corp. .................................................          4,589           103,023
    *IRIS International, Inc. .......................................            914             8,281
    *Kindred Healthcare, Inc. .......................................          9,970           116,150
   #*K-V Pharmaceutical Co. Class A .................................          3,917             4,348
    *Lannet Co., Inc. ...............................................          3,895            15,931
     LeMaitre Vascular, Inc. ........................................          3,115            18,005
    *LHC Group, Inc. ................................................          1,800            28,242
    *LifePoint Hospitals, Inc. ......................................         10,900           421,394
    *Magellan Health Services, Inc. .................................          1,081            55,639
    *Maxygen, Inc. ..................................................          6,309            37,223
    *MedCath Corp. ..................................................          5,455            39,276
    *Medical Action Industries, Inc. ................................          3,200            16,768
     MEDTOX Scientific, Inc. ........................................            475             6,954
    *Metropolitan Health Networks, Inc. .............................            178             1,161
    *Misonix, Inc. ..................................................          2,000             3,400
    *Molina Healthcare, Inc. ........................................          5,838           123,649
    *Myrexis, Inc. ..................................................              5                14
     National Healthcare Corp. ......................................          1,378            52,791
    *Natus Medical, Inc. ............................................          5,859            50,387
     Omnicare, Inc. .................................................         11,448           341,379
    *Omnicell, Inc. .................................................          2,400            35,880
    *Palomar Medical Technologies, Inc. .............................          2,700            22,977
    *PDI, Inc. ......................................................          3,900            25,116
    *PerkinElmer, Inc. ..............................................            150             3,100
    *PharMerica Corp. ...............................................          3,579            55,832
    *Repligen Corp. .................................................          4,524            15,517
    *Rochester Medical Corp. ........................................            800             6,400
    *RTI Biologics, Inc. ............................................          6,163            27,734
   #*Select Medical Holdings Corp. ..................................            820             7,134
    *Skilled Healthcare Group, Inc. Class A .........................          3,183            12,032
    *Solta Medical, Inc. ............................................            100               219
    *Span-American Medical System, Inc. .............................            120             1,702
    *SRI/Surgical Express, Inc. .....................................            900             3,609
    *Sucampo Pharmaceuticals, Inc. Class A ..........................          1,433             6,305
    *Sun Healthcare Group, Inc. .....................................          3,051             7,994
    *SunLink Health Systems, Inc. ...................................            887             1,637
    *SurModics, Inc. ................................................          1,712            18,044
    *Symmetry Medical, Inc. .........................................          5,485            49,859
     Teleflex, Inc. .................................................          3,830           229,264
    *Theragenics Corp. ..............................................          6,234             9,351
    *Transcept Pharmaceuticals, Inc. ................................          2,359            20,570
    *Triple-S Management Corp. Class B ..............................          3,315            62,985
    *Universal American Corp. .......................................         11,642           133,883
    *Viropharma, Inc. ...............................................         11,609           234,966
    #West Pharmaceutical Services, Inc. .............................            485            18,852
    *Wright Medical Group, Inc. .....................................            574             9,867
     Young Innovations, Inc. ........................................          1,005            28,894
                                                                                       ---------------
Total Health Care ...................................................                        6,120,265
                                                                                       ---------------
Industrials -- (14.7%)
     A.O. Smith Corp. ...............................................            535            19,881
    *A.T. Cross Co. Class A .........................................          1,675            20,368
     AAR Corp. ......................................................          4,445            88,589


                                      1108

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     ABM Industries, Inc. ...........................................          2,200   $        44,484
    #Aceto Corp. ....................................................          6,411            40,646
     Actuant Corp. Class A ..........................................          1,016            22,860
    *AECOM Technology Corp. .........................................          4,701            98,345
    *Aegion Corp. ...................................................          2,000            29,580
    *AGCO Corp. .....................................................          9,534           417,875
    *Air Transport Services Group, Inc. .............................          9,954            55,145
     Aircastle, Ltd. ................................................          8,402           101,916
     Alamo Group, Inc. ..............................................          2,772            66,112
    *Alaska Air Group, Inc. .........................................          3,600           239,508
     Albany International Corp. .....................................          2,224            50,240
     Alexander & Baldwin, Inc. ......................................          5,682           235,860
   .*Allied Defense Group, Inc. .....................................          2,400             7,560
     Allied Motion Technologies, Inc. ...............................            400             2,104
    *Amerco, Inc. ...................................................          5,363           406,033
    *American Railcar Industries, Inc. ..............................          3,877            85,527
    *American Reprographics Co. .....................................          6,626            26,438
     American Woodmark Corp. ........................................            500             8,505
     Ampco-Pittsburgh Corp. .........................................            633            13,287
    *AMREP Corp. ....................................................            500             3,715
     Apogee Enterprises, Inc. .......................................          1,700            18,564
     Applied Industrial Technologies, Inc. ..........................         10,873           365,550
     Arkansas Best Corp. ............................................          6,300           129,780
    *Armstrong World Industries, Inc. ...............................          1,436            61,159
    *Arotech Corp. ..................................................          3,700             5,735
    *Ascent Solar Technologies, Inc. ................................          3,620             2,932
    *Astec Industries, Inc. .........................................          2,300            76,475
    *Atlas Air Worldwide Holdings, Inc. .............................          2,700           104,004
    *Avalon Holding Corp. Class A ...................................            262               616
    *Avis Budget Group, Inc. ........................................         10,817           152,520
    *Baldwin Technology Co., Inc. Class A ...........................          3,076             3,230
     Barnes Group, Inc. .............................................          3,600            83,772
     Barrett Business Services, Inc. ................................          2,300            36,501
    *BNS Holding, Inc. ..............................................             12             3,690
     Brady Corp. Class A ............................................          2,636            80,978
     Briggs & Stratton Corp. ........................................          7,608           111,077
    *Builders FirstSource, Inc. .....................................          1,282             2,090
    *CAI International, Inc. ........................................            170             2,654
     Cascade Corp. ..................................................          1,200            51,720
    *Casella Waste Systems, Inc. ....................................          1,725            10,833
    *CBIZ, Inc. .....................................................            600             3,798
     CDI Corp. ......................................................          4,640            60,923
     Celadon Group, Inc. ............................................          2,130            23,451
    *Ceradyne, Inc. .................................................          3,060           102,388
    *Champion Industries, Inc. ......................................          1,800             1,998
     Chase Corp. ....................................................            182             2,548
     CIRCOR International, Inc. .....................................          1,000            34,820
    *Columbus McKinnon Corp. ........................................          2,500            37,475
     Comfort Systems USA, Inc. ......................................          1,698            18,678
     CompX International, Inc. ......................................            200             3,052
    *Consolidated Graphics, Inc. ....................................          1,500            68,340
     Courier Corp. ..................................................            615             5,344
     Covanta Holding Corp. ..........................................            807            11,831
    *Covenant Transportation Group, Inc. Class A ....................          3,300            10,593
    *CPI Aerostructures, Inc. .......................................          1,700            18,445
    *CRA International, Inc. ........................................          1,273            24,594
     Curtiss-Wright Corp. ...........................................          8,391           275,057
    *DigitalGlobe, Inc. .............................................          1,263            25,765
    *Dollar Thrifty Automotive Group, Inc. ..........................          3,588           219,012
     Douglas Dynamics, Inc. .........................................             66               991
     Ducommun, Inc. .................................................          2,731            38,971


                                      1109

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Dycom Industries, Inc. .........................................          4,586   $        89,106
   #*Eagle Bulk Shipping, Inc. ......................................         16,759            25,976
     Eastern Co. (The) ..............................................            150             3,045
     Ecology & Environment, Inc. Class A ............................            210             3,476
    *EMCOR Group, Inc. ..............................................            200             5,014
    #Encore Wire Corp. ..............................................          4,020           106,852
   #*Energy Conversion Devices, Inc. ................................          3,600             1,764
    *EnergySolutions, Inc. ..........................................            600             2,262
    *EnerSys ........................................................          9,960           224,399
     Ennis, Inc. ....................................................          6,193            90,604
    *EnPro Industries, Inc. .........................................          3,739           128,771
    *ESCO Technologies, Inc. ........................................            361            11,036
    *Esterline Technologies Corp. ...................................          6,359           355,468
   #*Excel Maritime Carriers, Ltd. ..................................         11,705            33,242
     Federal Signal Corp. ...........................................         14,257            67,293
    *Flanders Corp. .................................................          3,367             9,966
    *Flow International Corp. .......................................          3,431             8,886
    *Franklin Covey Co. .............................................          4,000            38,560
    *Freightcar America, Inc. .......................................          1,600            30,320
    *Frozen Food Express Industries .................................          5,000             6,350
   #*FTI Consulting, Inc. ...........................................          1,523            60,021
     G & K Services, Inc. Class A ...................................          5,010           152,104
    #GATX Corp. .....................................................          9,561           363,127
   #*Genco Shipping & Trading, Ltd. .................................          2,287            20,583
    *Gencor Industries, Inc. ........................................            600             4,200
    *General Cable Corp. ............................................          4,400           123,376
    *GEO Group, Inc. (The) ..........................................            478             8,714
    *Gibraltar Industries, Inc. .....................................          7,400            82,584
    *Global Power Equipment Group, Inc. .............................              9               239
    *GP Strategies Corp. ............................................          4,100            48,462
     Granite Construction, Inc. .....................................          1,325            29,812
     Great Lakes Dredge & Dock Corp. ................................          8,121            41,823
    *Greenbrier Cos., Inc. ..........................................          5,736           106,747
    *Griffon Corp. ..................................................         14,955           141,624
    *H&E Equipment Services, Inc. ...................................          7,100            77,887
     Hardinge, Inc. .................................................          2,569            22,402
     Heidrick & Struggles International, Inc. .......................          3,465            68,538
    *Hill International, Inc. .......................................          3,609            20,210
   #*Hoku Corp. .....................................................          5,021             7,582
    #Horizon Lines, Inc. ............................................          7,200             1,980
    *Hudson Highland Group, Inc. ....................................          4,736            21,928
    *Hurco Cos., Inc. ...............................................          1,730            45,188
    *Huron Consulting Group, Inc. ...................................            801            28,844
    *ICF International, Inc. ........................................          2,416            56,486
    *Innotrac Corp. .................................................            900             1,120
    *Innovative Solutions & Support, Inc. ...........................            273             1,299
     Insteel Industries, Inc. .......................................          1,860            19,177
    *Interline Brands, Inc. .........................................          4,056            60,434
     International Shipholding Corp. ................................          1,600            32,544
     Intersections, Inc. ............................................          3,645            61,564
   #*JetBlue Airways Corp. ..........................................         32,782           146,863
    *JPS Industries, Inc. ...........................................          1,000             7,000
    *Kadant, Inc. ...................................................          2,751            59,559
    *KAR Auction Services, Inc. .....................................          1,290            17,738
     Kaydon Corp. ...................................................          1,400            44,044
     Kelly Services, Inc. Class A ...................................          7,700           125,895
    *Key Technology, Inc. ...........................................            987            11,133
     Kimball International, Inc. Class B ............................          6,171            34,743
    *Korn/Ferry International .......................................          2,407            38,440
    *Kratos Defense & Security Solutions, Inc. ......................          1,926            12,192
     L.B. Foster Co. Class A ........................................            491            12,520


                                      1110

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     L.S. Starrett Co. Class A ......................................            200   $         2,420
     Lawson Products, Inc. ..........................................          2,075            34,590
    *Layne Christensen Co. ..........................................          2,272            57,232
    *LMI Aerospace, Inc. ............................................          2,100            42,231
     LSI Industries, Inc. ...........................................          3,630            24,430
    *Lydall, Inc. ...................................................          3,900            42,744
    *M&F Worldwide Corp. ............................................          5,257           130,163
     Marten Transport, Ltd. .........................................          5,873           104,011
     McGrath Rentcorp ...............................................          2,623            70,087
    *Meritor, Inc. ..................................................         10,603           100,941
    *Metalico, Inc. .................................................          6,688            30,230
     Met-Pro Corp. ..................................................          2,967            26,733
    *MFRI, Inc. .....................................................          1,500            10,695
    *Michael Baker Corp. ............................................          1,000            20,580
     Miller Industries, Inc. ........................................          3,067            62,689
   #*Mobile Mini, Inc. ..............................................          9,000           163,260
    *Moog, Inc. Class A .............................................          1,857            71,922
     Mueller Industries, Inc. .......................................          1,343            54,324
     Mueller Water Products, Inc. Class A ...........................         33,461            92,018
     Multi-Color Corp. ..............................................            860            22,799
    *MYR Group, Inc. ................................................          2,423            46,740
     NACCO Industries, Inc. Class A .................................          1,477           121,262
    *National Patent Development Corp. ..............................          1,000             1,800
    *National Technical Systems, Inc. ...............................          3,198            15,526
    *Navigant Consulting, Inc. ......................................            371             4,203
   #*NIVS IntelliMedia Technology Group, Inc. .......................          4,441               577
    *Northwest Pipe Co. .............................................          2,213            59,021
   #*Ocean Power Technologies, Inc. .................................            100               377
    *On Assignment, Inc. ............................................          6,694            72,228
    *Orion Energy Systems, Inc. .....................................          1,791             5,516
    *Owens Corning, Inc. ............................................         10,700           303,666
    *P.A.M. Transportation Services, Inc. ...........................          3,545            36,088
    *Pacer International, Inc. ......................................            906             4,267
    *Patrick Industries, Inc. .......................................          1,000             2,010
    *Patriot Transportation Holding, Inc. ...........................            119             2,737
    *PGT, Inc. ......................................................            375               548
    *Pike Electric Corp. ............................................          4,614            35,113
    *Pinnacle Airlines Corp. ........................................          4,114            10,573
    *Powell Industries, Inc. ........................................          1,639            55,087
     Preformed Line Products Co. ....................................            600            38,610
     Providence & Worcester Railroad Co. ............................            200             2,578
     Quanex Building Products Corp. .................................            433             6,387
    *Quanta Services, Inc. ..........................................         17,943           374,829
    *RailAmerica, Inc. ..............................................          2,316            31,660
    *RCM Technologies, Inc. .........................................          4,179            20,101
     Regal-Beloit Corp. .............................................          3,106           165,022
   #*Republic Airways Holdings, Inc. ................................         11,000            28,600
     Robbins & Myers, Inc. ..........................................             66             2,950
    *Rush Enterprises, Inc. Class A .................................          6,060           116,958
    *Rush Enterprises, Inc. Class B .................................          1,650            26,400
     Ryder System, Inc. .............................................          9,234           470,380
    *Saia, Inc. .....................................................          3,508            46,832
     Schawk, Inc. ...................................................          3,203            43,208
    *School Specialty, Inc. .........................................          4,794            36,674
     Seaboard Corp. .................................................            200           439,600
     SIFCO Industries, Inc. .........................................            161             3,090
     SkyWest, Inc. ..................................................         13,416           179,909
    *SL Industries, Inc. ............................................            502            10,015
    *Sparton Corp. ..................................................          2,441            20,797
     Standex International Corp. ....................................          3,409           131,621
    #Steelcase, Inc. Class A ........................................          6,000            44,460


                                      1111

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Sterling Construction Co., Inc. ................................          1,634   $        20,343
    *SunPower Corp. Class B .........................................            783             7,399
     Superior Uniform Group, Inc. ...................................          2,295            27,678
    *Supreme Industries, Inc. Class A ...............................          1,318             2,702
    *SYKES Enterprises, Inc. ........................................          2,446            38,965
    *Sypris Solutions, Inc. .........................................          6,800            21,556
     TAL International Group, Inc. ..................................          1,500            41,745
    *Tecumseh Products Co. Class A ..................................          3,200            20,352
    *Tecumseh Products Co. Class B ..................................            100               649
   #*Terex Corp. ....................................................          3,400            56,576
    *Tetra Tech, Inc. ...............................................            101             2,205
    *Titan Machinery, Inc. ..........................................            580            13,531
    *Track Data Corp. ...............................................             23             2,104
    *TRC Cos., Inc. .................................................          1,013             4,427
     Tredegar Corp. .................................................          7,444           144,190
     Trinity Industries, Inc. .......................................          7,919           215,951
     Triumph Group, Inc. ............................................          5,678           329,892
     Tutor Perini Corp. .............................................          3,200            46,496
    *U.S. Home Systems, Inc. ........................................            500             2,698
    *Ultralife Corp. ................................................            769             3,476
     UniFirst Corp. .................................................          3,100           162,285
     United Stationers, Inc. ........................................            962            30,601
     Universal Forest Products, Inc. ................................          4,708           132,154
     Universal Truckload Services, Inc. .............................            300             4,656
    *URS Corp. ......................................................          9,900           353,430
    *USA Truck, Inc. ................................................          3,004            26,435
   #*USG Corp. ......................................................          1,999            18,511
     UTi Worldwide, Inc. ............................................          2,500            36,525
     Viad Corp. .....................................................          4,327            90,564
     Virco Manufacturing Corp. ......................................          4,400             7,744
    *Volt Information Sciences, Inc. ................................          5,881            37,050
     VSE Corp. ......................................................            400             9,728
     Watts Water Technologies, Inc. Class A .........................          6,750           212,558
    *WCA Waste Corp. ................................................          3,198            15,222
    #Werner Enterprises, Inc. .......................................          5,311           125,871
    *Willis Lease Finance Corp. .....................................          3,068            35,589
                                                                                       ---------------
Total Industrials ...................................................                       14,323,625
                                                                                       ---------------
Information Technology -- (11.6%)
    *Accelrys, Inc. .................................................          4,744            31,453
    *Acxiom Corp. ...................................................          1,408            18,572
    *ADDvantage Technologies Group, Inc. ............................          1,399             3,029
    *Advanced Analogic Technologies, Inc. ...........................          4,605            20,078
    *Advanced Energy Industries, Inc. ...............................          2,382            22,248
    *Aetrium, Inc. ..................................................          1,800             2,178
    *Agilysys, Inc. .................................................          6,576            55,830
    *Amtech Systems, Inc. ...........................................          2,300            23,506
    *Anadigics, Inc. ................................................          4,700            12,361
    *Anaren, Inc. ...................................................          4,100            78,433
   #*AOL, Inc. ......................................................          5,900            83,308
    *Arris Group, Inc. ..............................................         18,400           197,984
    *Arrow Electronics, Inc. ........................................         16,259           586,137
     Astro-Med, Inc. ................................................          1,475            11,770
    *ATMI, Inc. .....................................................          4,055            82,722
    *Aviat Networks, Inc. ...........................................          8,260            16,933
    *Avid Technology, Inc. ..........................................          8,300            51,460
    *Avnet, Inc. ....................................................          5,310           160,946
     AVX Corp. ......................................................         10,942           146,732
    *Aware, Inc. ....................................................          1,426             4,221
    *Axcelis Technologies, Inc. .....................................          4,561             6,385
     Bel Fuse, Inc. Class B .........................................          2,247            40,176


                                      1112

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Benchmark Electronics, Inc. ....................................         16,450   $       226,023
     Black Box Corp. ................................................          4,274           119,629
     Bogen Communications International, Inc. .......................          1,000             2,970
    *Brocade Communications Systems, Inc. ...........................         24,800           108,624
     Brooks Automation, Inc. ........................................         15,613           163,156
    *Cabot Microelectronics Corp. ...................................          1,745            67,217
   #*CACI International, Inc. Class A ...............................          3,564           195,628
    *Cascade Microtech, Inc. ........................................          3,735            13,782
    *Checkpoint Systems, Inc. .......................................          3,200            42,400
    *CIBER, Inc. ....................................................         16,040            55,819
    *Coherent, Inc. .................................................          7,197           366,831
     Cohu, Inc. .....................................................          6,597            73,161
  .#*Commerce One LLC ...............................................          4,310                --
     Communications Systems, Inc. ...................................          1,500            24,720
    *Computer Task Group, Inc. ......................................          1,326            16,933
     Comtech Telecommunications Corp. ...............................          3,356           111,117
    *Concurrent Computer Corp. ......................................            300             1,257
    *Convergys Corp. ................................................         14,165           151,566
    *CoreLogic, Inc. ................................................          8,628           105,003
    *Cray, Inc. .....................................................            226             1,431
    *CSG Systems International, Inc. ................................            355             5,055
    *CSP, Inc. ......................................................             66               230
    *CSR P.L.C. ADR .................................................          1,801            20,387
     CTS Corp. ......................................................          8,065            74,843
    *CyberOptics Corp. ..............................................          2,700            22,005
    *Cymer, Inc. ....................................................            555            24,115
    *Data I/O Corp. .................................................          1,500             6,045
    *Dataram Corp. ..................................................          2,324             2,812
    *DealerTrack Holdings, Inc. .....................................            747            16,202
    *DG FastChannel, Inc. ...........................................            400             7,456
    *Digi International, Inc. .......................................          7,082            90,579
    *Ditech Networks, Inc. ..........................................          8,128             7,234
    *DSP Group, Inc. ................................................          5,996            37,055
    *Dynamics Research Corp. ........................................          2,110            20,340
     Earthlink, Inc. ................................................         11,938            83,685
    *EchoStar Corp. Class A .........................................          5,300           139,708
    *Edgewater Technology, Inc. .....................................          3,967            11,425
     Electro Rent Corp. .............................................          6,410           103,009
    *Electro Scientific Industries, Inc. ............................          5,398            66,341
    *Electronics for Imaging, Inc. ..................................          6,100            91,500
    *Emulex Corp. ...................................................            414             3,469
     EPIQ Systems, Inc. .............................................          3,257            46,445
    *ePlus, Inc. ....................................................          2,000            54,320
    *Euronet Worldwide, Inc. ........................................             28               542
    *Exar Corp. .....................................................         11,146            68,102
    *Extreme Networks ...............................................          5,600            16,520
    *Fairchild Semiconductor International, Inc. ....................         15,457           231,391
    *FEI Co. ........................................................            500            19,880
    *FormFactor, Inc. ...............................................          5,520            33,010
    *Frequency Electronics, Inc. ....................................          3,304            27,324
    *FSI International, Inc. ........................................          1,800             4,446
    *GigOptix, Inc. .................................................          1,042             1,980
    *Global Cash Access Holdings, Inc. ..............................          1,167             3,478
    *Globecomm Systems, Inc. ........................................          5,373            73,019
    *GSI Group, Inc. ................................................             82               801
    *GSI Technology, Inc. ...........................................          4,398            21,550
    *GTSI Corp. .....................................................          3,196            14,126
    *Hackett Group, Inc. (The) ......................................          3,179            13,129
    *Harmonic, Inc. .................................................         22,100           121,550
   .*Here Media, Inc. ...............................................            340                --
   .*Here Media, Inc. Special Shares ................................            340                --


                                      1113

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Hutchinson Technology, Inc. ....................................          5,700   $        10,146
    *I.D. Systems, Inc. .............................................          1,925            10,568
    *IAC/InterActiveCorp ............................................         13,000           530,790
    *Identive Group, Inc. ...........................................          5,300            12,561
    *Ikanos Communications, Inc. ....................................          9,896            10,490
    *Imation Corp. ..................................................          9,678            65,036
    *InfoSpace, Inc. ................................................          9,100            79,716
    *Ingram Micro, Inc. Class A .....................................         24,100           430,908
    *Innodata Isogen, Inc. ..........................................            290             1,015
    *Insight Enterprises, Inc. ......................................         10,115           170,944
    *Integrated Device Technology, Inc. .............................         30,500           185,440
    *Integrated Silicon Solution, Inc. ..............................          6,460            59,497
    *International Rectifier Corp. ..................................          6,800           165,172
    *Intevac, Inc. ..................................................          1,750            14,088
    *IntriCon Corp. .................................................            700             3,605
    *iPass, Inc. ....................................................          2,298             3,033
    *IXYS Corp. .....................................................          7,733           105,710
    *JDA Software Group, Inc. .......................................            600            19,122
    *Key Tronic Corp. ...............................................          2,718            11,361
     Keynote Systems, Inc. ..........................................          3,727            88,963
   #*KIT Digital, Inc. ..............................................          4,968            44,712
   #*Kopin Corp. ....................................................          6,760            27,378
    *Lattice Semiconductor Corp. ....................................          1,261             7,982
    *LookSmart, Ltd. ................................................          3,384             4,568
    *LTX-Credence Corp. .............................................            388             2,456
    *ManTech International Corp. Class A ............................            459            16,125
    *Market Leader, Inc. ............................................          2,300             5,750
    *MEMC Electronic Materials, Inc. ................................         12,458            74,623
    *Mentor Graphics Corp. ..........................................         16,100           182,896
     Methode Electronics, Inc. ......................................          7,900            73,391
     MKS Instruments, Inc. ..........................................         10,424           277,695
     ModusLink Global Solutions, Inc. ...............................         11,199            46,812
    *Monolithic Power Systems, Inc. .................................          2,362            29,431
    *Multi-Fineline Electronix, Inc. ................................          2,467            56,593
    *NCI, Inc. Class A ..............................................            266             3,631
    *Newport Corp. ..................................................          6,400            88,640
   #*Oclaro, Inc. ...................................................            760             3,124
    *Online Resources Corp. .........................................          4,120            11,042
    *Oplink Communications, Inc. ....................................          4,800            77,856
    *Opnext, Inc. ...................................................          7,463             7,406
     Optical Cable Corp. ............................................          1,600             5,728
    *ORBCOMM, Inc. ..................................................          9,700            26,675
    *OSI Systems, Inc. ..............................................          2,304           102,067
    *PAR Technology Corp. ...........................................          4,662            16,970
     Park Electrochemical Corp. .....................................          2,000            56,600
    *PC Connection, Inc. ............................................          7,579            63,285
    *PC Mall, Inc. ..................................................          2,162            11,394
    *PC-Tel, Inc. ...................................................          4,282            31,002
    *Perceptron, Inc. ...............................................             73               413
    *Perficient, Inc. ...............................................          2,386            22,739
    *Performance Technologies, Inc. .................................          3,750             6,862
    *Pericom Semiconductor Corp. ....................................          6,875            58,369
    *Pervasive Software, Inc. .......................................          5,097            31,754
    *Photronics, Inc. ...............................................         15,019            94,169
    *Planar Systems, Inc. ...........................................          1,420             2,741
    *Plexus Corp. ...................................................            400            10,280
    *PLX Technology, Inc. ...........................................            583             1,895
    *PMC-Sierra, Inc. ...............................................          2,340            14,836
    *Presstek, Inc. .................................................          1,957             1,487
    *Qualstar Corp. .................................................          4,358             8,411
    *RadiSys Corp. ..................................................          5,200            30,472


                                      1114

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
     RealNetworks, Inc. .............................................          9,390   $        91,646
    *Reis, Inc. .....................................................            442             4,323
    *RF Industries, Ltd. ............................................            681             2,152
     Richardson Electronics, Ltd. ...................................          3,800            49,362
     Rimage Corp. ...................................................          1,185            13,154
    *Rogers Corp. ...................................................          3,014           130,114
    *Rosetta Stone, Inc. ............................................             73               725
    *Rudolph Technologies, Inc. .....................................          8,400            61,908
    *S1 Corp. .......................................................          4,612            44,875
    *ScanSource, Inc. ...............................................            328            11,401
    *SeaChange International, Inc. ..................................          8,900            75,116
   #*Sigma Designs, Inc. ............................................            888             7,406
    *SRS Labs, Inc. .................................................            255             1,793
    *SS&C Technologies Holdings, Inc. ...............................          1,046            16,590
    *Standard Microsystems Corp. ....................................          3,132            77,548
    *StarTek, Inc. ..................................................          5,100            11,985
    *Steel Excel, Inc. ..............................................          3,594            93,444
    *Stream Global Services, Inc. ...................................            301               942
   #*SunPower Corp. Class A .........................................            470             4,709
    *Supertex, Inc. .................................................          1,400            25,844
    *Sycamore Networks, Inc. ........................................          6,322           121,509
    *Symmetricom, Inc. ..............................................         11,288            58,133
    *SYNNEX Corp. ...................................................          8,400           242,508
    *Tech Data Corp. ................................................         10,139           498,636
    *TechTarget, Inc. ...............................................          3,783            28,032
    *Tekelec ........................................................          5,647            55,454
    *TeleCommunication Systems, Inc. Class A ........................          6,139            20,259
     Tellabs, Inc. ..................................................         19,284            83,500
     Telular Corp. ..................................................          4,000            23,960
     Tessco Technologies, Inc. ......................................          2,100            29,232
    *Tessera Technologies, Inc. .....................................             57               785
     TheStreet, Inc. ................................................          6,043            11,663
   #*THQ, Inc. ......................................................          4,900            10,437
    *Tier Technologies, Inc. ........................................          5,146            18,114
    *TTM Technologies, Inc. .........................................          1,972            22,027
     United Online, Inc. ............................................         18,618           110,032
    *UTStarcom Holdings Corp. .......................................         32,592            46,607
    *Veeco Instruments, Inc. ........................................          1,862            49,697
   #*Viasystems Group, Inc. .........................................            850            17,502
    *Vicon Industries, Inc. .........................................          1,400             4,690
    *Video Display Corp. ............................................            214               884
    *Virtusa Corp. ..................................................          5,245            85,441
    *Vishay Intertechnology, Inc. ...................................         21,233           228,255
   #*Vishay Precision Group, Inc. ...................................          1,463            21,345
    *Westell Technologies, Inc. Class A .............................            470               945
    *WPCS International, Inc. .......................................          1,947             4,478
    *XO Group, Inc. .................................................          1,688            15,580
    *X-Rite, Inc. ...................................................          5,336            24,065
    *Xyratex, Ltd. ..................................................          2,287            31,195
    *Zygo Corp. .....................................................          1,999            30,665
                                                                                       ---------------
Total Information Technology ........................................                       11,327,929
                                                                                       ---------------
Materials -- (6.5%)
     A. Schulman, Inc. ..............................................          6,700           141,437
    *A.M. Castle & Co. ..............................................          2,515            34,430
    *American Pacific Corp. .........................................            700             6,454
     American Vanguard Corp. ........................................          4,900            60,613
     Ashland, Inc. ..................................................          9,855           521,921
     Boise, Inc. ....................................................          7,400            44,770
     Buckeye Technologies, Inc. .....................................          9,523           287,976
     Cabot Corp. ....................................................          5,400           162,972


                                      1115

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
    *Century Aluminum Co. ...........................................         10,800   $       120,528
    *Clearwater Paper Corp. .........................................            602            19,944
    *Coeur d'Alene Mines Corp. ......................................          9,159           234,196
     Commercial Metals Co. ..........................................         10,109           125,655
    *Core Molding Technologies, Inc. ................................          1,192            10,358
     Cytec Industries, Inc. .........................................          4,444           198,513
    #Domtar Corp. ...................................................          5,165           423,065
     Eagle Materials, Inc. ..........................................            249             5,124
    *Ferro Corp. ....................................................          3,208            20,756
     Friedman Industries, Inc. ......................................          2,536            26,577
    *Georgia Gulf Corp. .............................................          1,900            34,390
    *Graphic Packaging Holding Co. ..................................         55,700           246,194
     H.B. Fuller Co. ................................................            600            12,894
    *Headwaters, Inc. ...............................................         14,800            26,048
    *Horsehead Holding Corp. ........................................          2,900            25,172
     Huntsman Corp. .................................................         23,862           280,140
     Kaiser Aluminum Corp. ..........................................          2,600           120,796
    *KapStone Paper & Packaging Corp. ...............................          2,108            34,571
    *Landec Corp. ...................................................          6,044            37,533
    *Louisiana-Pacific Corp. ........................................         25,700           170,905
    *Materion Corp. .................................................            800            21,152
     MeadWestavco Corp. .............................................            758            21,156
    *Mercer International, Inc. .....................................          7,115            48,951
    *Metals USA Holdings Corp. ......................................            537             5,848
     Minerals Technologies, Inc. ....................................          1,939           106,335
    *Mod-Pac Corp. ..................................................            962             5,695
     Myers Industries, Inc. .........................................          5,764            70,436
     Neenah Paper, Inc. .............................................          3,800            62,700
     NL Industries, Inc. ............................................         15,300           222,462
     Olin Corp. .....................................................            872            16,446
     Olympic Steel, Inc. ............................................          1,587            32,454
    *OM Group, Inc. .................................................          4,400           127,204
     P.H. Glatfelter Co. ............................................         11,400           171,000
    *Penford Corp. ..................................................          2,600            13,286
     PolyOne Corp. ..................................................          3,623            40,541
     Quaker Chemical Corp. ..........................................             61             2,122
     Reliance Steel & Aluminum Co. ..................................          9,910           437,923
     Rock-Tenn Co. Class A ..........................................            395            23,380
    *RTI International Metals, Inc. .................................          4,140           109,255
     Schnitzer Steel Industries, Inc. Class A .......................          1,100            51,480
     Schweitzer-Maudoit International, Inc. .........................            300            21,096
     Sensient Technologies Corp. ....................................            900            33,264
    *Spartech Corp. .................................................          8,687            35,269
     Steel Dynamics, Inc. ...........................................          3,453            43,128
     Stepan Co. .....................................................            200            15,458
     Temple-Inland, Inc. ............................................          3,200           101,792
    #Texas Industries, Inc. .........................................          3,420           102,600
    *United States Lime & Minerals, Inc. ............................            110             6,050
    *Universal Stainless & Alloy Products, Inc. .....................          1,734            65,285
    #Vulcan Materials Co. ...........................................          1,493            46,716
     Wausau Paper Corp. .............................................          8,555            64,162
     Westlake Chemical Corp. ........................................         13,400           552,214
     Worthington Industries, Inc. ...................................         12,590           217,555
    *Zoltek Cos., Inc. ..............................................          6,468            46,893
                                                                                       ---------------
Total Materials .....................................................                        6,375,240
                                                                                       ---------------
Other -- (0.0%)
   .*All American Group, Inc. Escrow Shares .........................          4,100                --
   .*Big 4 Ranch, Inc. ..............................................            300                --
   .*Concord Camera Corp. Escrow Shares .............................          2,105                --
   .*Gerber Scientific, Inc. Escrow Shares ..........................          6,375                --


                                      1116

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Other -- (Continued)
   .*MAIR Holdings, Inc. Escrow Shares ..............................          4,800   $            --
   .*Petrocorp, Inc. Escrow Shares ..................................          1,700               102
   .*Price Communications Liquidation Trust .........................         16,900                --
                                                                                       ---------------
Total Other .........................................................                              102
                                                                                       ---------------
Telecommunication Services -- (0.8%)
   #*FiberTower Corp. ...............................................            100                96
    *General Communications, Inc. Class A ...........................          5,000            47,250
     HickoryTech Corp. ..............................................          2,009            22,420
   #*Iridium Communications, Inc. ...................................          3,686            23,443
    *MetroPCS Communications, Inc. ..................................         19,191           163,124
    *Premiere Global Services, Inc. .................................            565             5,119
    *Primus Telecommunications Group, Inc. ..........................          1,162            13,654
     SureWest Communications ........................................          3,507            40,225
     Telephone & Data Systems, Inc. .................................          6,027           139,706
     Telephone & Data Systems, Inc. Special Shares ..................          6,502           136,022
    *United States Cellular Corp. ...................................          5,355           213,504
     USA Mobility, Inc. .............................................          1,600            20,912
    *Warwick Valley Telephone Co. ...................................             85             1,024
                                                                                       ---------------
Total Telecommunication Services ....................................                          826,499
                                                                                       ---------------
Utilities -- (0.3%)
     Consolidated Water Co., Ltd. ...................................          1,100            10,208
   #*Dynegy, Inc. ...................................................          5,171            18,978
    *GenOn Energy, Inc. .............................................         69,791           212,863
     Ormat Technologies, Inc. .......................................             21               399
     SJW Corp. ......................................................          2,389            55,616
    *Synthesis Energy Systems, Inc. .................................          6,200             9,548
                                                                                       ---------------
Total Utilities .....................................................                          307,612
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                       88,544,423
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
    *Federal-Mogul Corp. Warrants 12/27/14 ..........................            378                76
  .#*First BanCorp. Rights ..........................................            778                --
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                               76
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Share .......................................................            211               211
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund ..................................      9,087,539         9,087,539
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/11 (Collateralized by $129,579 FHLMC, rates ranging
       from 4.500% to 6.000%, maturities ranging from 07/01/30 to
       10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
       maturities ranging from 06/01/26 to 06/01/41, valued at
       $130,045) to be repurchased at $125,805 ......................   $        126           125,805
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                        9,213,344
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $103,448,342) ..............................................                     $ 97,758,054
                                                                                       ===============


                                      1117

                          VA U.S. LARGE VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (96.1%)
Consumer Discretionary -- (14.8%)
     Carnival Corp. .................................................         39,939   $     1,406,252
     CBS Corp. Class A ..............................................          1,014            26,739
     CBS Corp. Class B ..............................................         44,341         1,144,441
    *Clear Channel Outdoor Holdings, Inc. Class A ...................          2,357            25,927
     Comcast Corp. Class A ..........................................        132,558         3,108,485
     Comcast Corp. Special Class A ..................................         53,998         1,241,954
     D.R. Horton, Inc. ..............................................         18,530           206,239
    #Dillard's, Inc. Class A ........................................            970            49,984
     Foot Locker, Inc. ..............................................         10,550           230,623
   #*GameStop Corp. Class A .........................................          8,180           209,163
     Gannett Co., Inc. ..............................................            430             5,027
    *General Motors Co. .............................................          4,315           111,543
    *Hyatt Hotels Corp. Class A .....................................            395            14,690
    #J.C. Penney Co., Inc. ..........................................         14,882           477,415
    #Lennar Corp. Class A ...........................................         10,919           180,600
    *Liberty Interactive Corp. Class A ..............................         40,600           667,058
    *Liberty Media Corp. - Liberty Starz Class A ....................          2,202           150,397
     Lowe's Cos., Inc. ..............................................          5,061           106,382
     Macy's, Inc. ...................................................          1,455            44,421
   #*MGM Resorts International ......................................         33,050           380,736
    *Mohawk Industries, Inc. ........................................          4,867           256,248
    #News Corp. Class A .............................................        125,952         2,206,679
     News Corp. Class B .............................................         43,558           777,510
    *Penn National Gaming, Inc. .....................................          2,539            91,404
    #Royal Caribbean Cruises, Ltd. ..................................         14,961           444,641
   #*Sears Holdings Corp. ...........................................          6,666           521,148
     Service Corp. International ....................................          3,678            36,780
     Staples, Inc. ..................................................          1,850            27,676
     Time Warner Cable, Inc. ........................................         23,017         1,465,953
     Time Warner, Inc. ..............................................         69,811         2,442,687
    *Toll Brothers, Inc. ............................................         11,977           208,879
     Walt Disney Co. (The) ..........................................            898            31,322
    #Washington Post Co. Class B ....................................            500           170,080
    #Whirlpool Corp. ................................................          2,129           108,174
     Wyndham Worldwide Corp. ........................................         12,369           416,464
                                                                                       ---------------
Total Consumer Discretionary ........................................                       18,993,721
                                                                                       ---------------
Consumer Staples -- (8.7%)
     Archer-Daniels-Midland Co. .....................................         41,783         1,209,200
     Bunge, Ltd. ....................................................          7,139           440,976
    *Constellation Brands, Inc. Class A .............................         12,974           262,334
     Corn Products International, Inc. ..............................          2,280           110,580
     CVS Caremark Corp. .............................................         86,413         3,136,792
    *Fortune Brands, Inc. ...........................................         10,608           524,353
     J.M. Smucker Co. ...............................................          8,010           616,930
     Kraft Foods, Inc. Class A ......................................         90,376         3,179,428
     Molson Coors Brewing Co. Class B ...............................         11,503           487,037
    *Ralcorp Holdings, Inc. .........................................          2,928           236,700
    #Safeway, Inc. ..................................................         14,505           280,962
    *Smithfield Foods, Inc. .........................................         11,510           263,119
     Tyson Foods, Inc. Class A ......................................         21,606           416,996
                                                                                       ---------------
Total Consumer Staples ..............................................                       11,165,407
                                                                                       ---------------
Energy -- (17.1%)
     Anadarko Petroleum Corp. .......................................         33,556         2,634,146
    #Apache Corp. ...................................................          9,381           934,629
     Chesapeake Energy Corp. ........................................         43,978         1,236,661
     Chevron Corp. ..................................................         13,272         1,394,224


                                      1118

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
     ConocoPhillips .................................................         73,462   $     5,116,628
    *Denbury Resources, Inc. ........................................         18,108           284,296
     Devon Energy Corp. .............................................         10,180           661,191
     Helmerich & Payne, Inc. ........................................          4,017           213,624
     Hess Corp. .....................................................         21,949         1,373,129
     Marathon Oil Corp. .............................................         48,771         1,269,509
     Marathon Petroleum Corp. .......................................         24,385           875,422
     Murphy Oil Corp. ...............................................          7,716           427,235
    *Nabors Industries, Ltd. ........................................         18,668           342,184
     National Oilwell Varco, Inc. ...................................         25,122         1,791,952
     Patterson-UTI Energy, Inc. .....................................         10,062           204,460
     Pioneer Natural Resources Co. ..................................          5,369           450,459
    *Plains Exploration & Production Co. ............................          9,981           314,402
     QEP Resources, Inc. ............................................          5,391           191,650
    *Rowan Cos., Inc. ...............................................          8,170           281,783
    #Sunoco, Inc. ...................................................          7,645           284,623
    *Tesoro Corp. ...................................................          6,999           181,554
     Tidewater, Inc. ................................................          3,900           191,997
    *Transocean, Ltd. ...............................................          1,699            97,098
    *Unit Corp. .....................................................            288            14,129
     Valero Energy Corp. ............................................         39,919           982,007
    *Weatherford International, Ltd. ................................         13,700           212,350
                                                                                       ---------------
Total Energy ........................................................                       21,961,342
                                                                                       ---------------
Financials -- (17.6%)
     Allied World Assurance Co. Holdings, Ltd. ......................          2,663           154,720
     Allstate Corp. (The) ...........................................         17,548           462,214
     Alterra Capital Holdings, Ltd. .................................          1,608            34,861
    *American Capital, Ltd. .........................................          8,718            67,739
     American Financial Group, Inc. .................................          7,802           279,546
     American National Insurance Co. ................................          1,902           135,917
     Assurant, Inc. .................................................          7,344           283,038
     Assured Guaranty, Ltd. .........................................          3,043            38,768
     Axis Capital Holdings, Ltd. ....................................          8,360           262,086
     Bank of America Corp. ..........................................        322,603         2,203,378
     Capital One Financial Corp. ....................................         31,606         1,443,130
     Cincinnati Financial Corp. .....................................             56             1,621
    *CIT Group, Inc. ................................................          1,958            68,236
     Citigroup, Inc. ................................................        110,617         3,494,391
     CME Group, Inc. ................................................          4,287         1,181,326
     CNA Financial Corp. ............................................         19,149           509,363
    *E*Trade Financial Corp. ........................................          2,310            25,064
     Everest Re Group, Ltd. .........................................          3,122           280,730
     First Niagara Financial Group, Inc. ............................          1,150            10,568
    *Genworth Financial, Inc. Class A ...............................         33,383           212,984
     Hartford Financial Services Group, Inc. ........................         29,855           574,709
     JPMorgan Chase & Co. ...........................................          3,919           136,224
     KeyCorp. .......................................................         59,273           418,467
    #Legg Mason, Inc. ...............................................         10,900           299,750
     Lincoln National Corp. .........................................         21,825           415,766
     Loews Corp. ....................................................         28,230         1,120,731
    *MetLife, Inc. ..................................................         63,275         2,224,749
     Morgan Stanley .................................................         47,194           832,502
    *NASDAQ OMX Group, Inc. (The) ...................................         12,534           313,977
     Old Republic International Corp. ...............................         18,459           163,178
    *PartnerRe, Ltd. ................................................          2,404           149,577
     People's United Financial, Inc. ................................            293             3,736
    *Popular, Inc. ..................................................          9,085            16,898
    *Principal Financial Group, Inc. ................................          4,303           110,931
    *Prudential Financial, Inc. .....................................         30,401         1,647,734
     Regions Financial Corp. ........................................         84,998           334,042


                                      1119

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Reinsurance Group of America, Inc. .............................          5,245   $       273,946
     SunTrust Banks, Inc. ...........................................         35,025           691,043
     Transatlantic Holdings, Inc. ...................................          4,088           212,740
     Travelers Cos., Inc. (The) .....................................            229            13,362
     Unum Group .....................................................         21,480           512,083
     Validus Holdings, Ltd. .........................................          5,237           143,284
     White Mountains Insurance Group, Ltd. ..........................            533           223,860
     XL Group P.L.C. ................................................         19,138           416,060
     Zions Bancorporation ...........................................         10,975           190,526
                                                                                       ---------------
Total Financials ....................................................                       22,589,555
                                                                                       ---------------
Health Care -- (10.7%)
     Aetna, Inc. ....................................................         29,082         1,156,300
    *Alere, Inc. ....................................................          2,947            76,799
    *Boston Scientific Corp. ........................................         79,127           466,058
    *CareFusion Corp. ...............................................         14,963           383,053
     CIGNA Corp. ....................................................            222             9,843
    *Coventry Health Care, Inc. .....................................         10,098           321,217
    *Endo Pharmaceuticals Holdings, Inc. ............................          1,160            37,480
    *Hologic, Inc. ..................................................         17,372           280,037
     Humana, Inc. ...................................................         11,166           947,882
     Omnicare, Inc. .................................................          8,210           244,822
    *PerkinElmer, Inc. ..............................................          5,603           115,814
     Pfizer, Inc. ...................................................        251,792         4,849,514
     Teleflex, Inc. .................................................            100             5,986
    *Thermo Fisher Scientific, Inc. .................................         27,030         1,358,798
     UnitedHealth Group, Inc. .......................................         31,636         1,518,212
     WellPoint, Inc. ................................................         29,986         2,066,035
                                                                                       ---------------
Total Health Care ...................................................                       13,837,850
                                                                                       ---------------
Industrials -- (13.4%)
    *AECOM Technology Corp. .........................................            977            20,439
    *AGCO Corp. .....................................................          2,870           125,792
    *Cintas Corp. ...................................................          1,200            35,868
     Covanta Holding Corp. ..........................................          3,123            45,783
     CSX Corp. ......................................................         75,747         1,682,341
     FedEx Corp. ....................................................             24             1,964
    *Fortune Brands Home & Security, Inc. ...........................         10,608           154,134
     General Electric Co. ...........................................        269,255         4,499,251
   #*Hertz Global Holdings, Inc. ....................................          9,909           114,944
     Ingersoll-Rand P.L.C. ..........................................          9,580           298,225
     L-3 Communications Holdings, Inc. ..............................          4,480           303,654
     Norfolk Southern Corp. .........................................         26,955         1,994,400
     Northrop Grumman Corp. .........................................         19,682         1,136,636
    *Owens Corning, Inc. ............................................          8,578           243,444
    #Pentair, Inc. ..................................................          5,692           204,627
    *Quanta Services, Inc. ..........................................          5,370           112,179
    #R. R. Donnelley & Sons Co. .....................................          8,961           146,064
     Raytheon Co. ...................................................          2,040            90,148
     Republic Services, Inc. ........................................         25,729           732,247
     Ryder System, Inc. .............................................          3,620           184,403
     Southwest Airlines Co. .........................................         55,992           478,732
     Stanley Black & Decker, Inc. ...................................          6,528           416,813
     Tyco International, Ltd. .......................................         19,136           871,645
     Union Pacific Corp. ............................................         31,933         3,179,569
    *URS Corp. ......................................................          5,530           197,421
                                                                                       ---------------
Total Industrials ...................................................                       17,270,723
                                                                                       ---------------
Information Technology -- (3.3%)
     Activision Blizzard, Inc. ......................................         37,402           500,813


                                      1120

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Arrow Electronics, Inc. ........................................          8,135   $       293,267
    *Avnet, Inc. ....................................................         10,663           323,196
     AVX Corp. ......................................................         11,500           154,215
    *Brocade Communications Systems, Inc. ...........................          4,175            18,287
     Computer Sciences Corp. ........................................         10,975           345,274
     Corning, Inc. ..................................................         26,671           381,129
    *EchoStar Corp. Class A .........................................            110             2,900
     Fidelity National Information Services, Inc. ...................         21,660           567,059
    *IAC/InterActiveCorp. ...........................................          7,286           297,487
    *Ingram Micro, Inc. Class A .....................................         11,144           199,255
    *Micron Technology, Inc. ........................................         46,510           259,991
     Motorola Solutions, Inc. .......................................            300            14,073
    *Tech Data Corp. ................................................            255            12,541
    *Western Digital Corp. ..........................................          8,251           219,807
     Xerox Corp. ....................................................         68,706           562,015
    *Yahoo!, Inc. ...................................................          3,790            59,276
                                                                                       ---------------
Total Information Technology ........................................                        4,210,585
                                                                                       ---------------
Materials -- (2.7%)
     Alcoa, Inc. ....................................................         73,466           790,494
     Ashland, Inc. ..................................................          5,450           288,632
     Cytec Industries, Inc. .........................................            792            35,379
    #Domtar Corp. ...................................................          2,789           228,447
     Huntsman Corp. .................................................            940            11,036
     International Paper Co. ........................................         32,563           901,995
     MeadWestavco Corp. .............................................         12,082           337,209
     Nucor Corp. ....................................................          2,343            88,519
     Reliance Steel & Aluminum Co. ..................................          5,210           230,230
     Rock-Tenn Co. Class A ..........................................            475            28,115
     Sealed Air Corp. ...............................................          5,840           103,952
     Steel Dynamics, Inc. ...........................................         14,749           184,215
    #United States Steel Corp. ......................................            617            15,647
    #Vulcan Materials Co. ...........................................          9,022           282,298
                                                                                       ---------------
Total Materials .....................................................                        3,526,168
                                                                                       ---------------
Telecommunication Services -- (6.4%)
     AT&T, Inc. .....................................................        177,239         5,194,875
     CenturyLink, Inc. ..............................................         26,217           924,411
    #Frontier Communications Corp. ..................................         20,591           128,900
    *MetroPCS Communications, Inc. ..................................         21,262           180,727
    *NII Holdings, Inc. .............................................          2,490            58,590
    *Sprint Nextel Corp. ............................................        204,911           526,621
    #Telephone & Data Systems, Inc. .................................          3,535            81,941
     Telephone & Data Systems, Inc. Special Shares ..................          3,296            68,952
    *United States Cellular Corp. ...................................          3,700           147,519
     Verizon Communications, Inc. ...................................         23,708           876,722
                                                                                       ---------------
Total Telecommunication Services ....................................                        8,189,258
                                                                                       ---------------
Utilities -- (1.4%)
    *AES Corp. ......................................................         26,811           300,819
    *Calpine Corp. ..................................................         24,737           375,260
    *GenOn Energy, Inc. .............................................          8,797            26,831
    *NRG Energy, Inc. ...............................................         11,808           252,927
     Public Service Enterprise Group, Inc. ..........................         25,994           875,998
                                                                                       ---------------
Total Utilities .....................................................                        1,831,835
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                      123,576,444
                                                                                       ---------------


                                      1121

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares ........................................................        145,542   $       145,542

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@DFA Short Term Investment Fund ..................................      4,792,450         4,792,450
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/11 (Collateralized by $148,391 FHLMC, rates ranging
       from 4.500% to 6.000%, maturities ranging from 07/01/30 to
       10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
       maturities ranging from 06/01/26 to 06/01/41, valued at
       $148,924) to be repurchased at $144,069 ......................   $        144           144,069
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                        4,936,519
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $124,658,816) ..............................................                     $128,658,505
                                                                                       ===============


                                      1122

                        VA INTERNATIONAL VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (90.5%)
AUSTRALIA -- (4.9%)
     Alumina, Ltd. ..................................................         55,119   $        83,963
     Asciano Group, Ltd. ............................................         58,631            93,728
    #Bank of Queensland, Ltd. .......................................          4,086            35,928
    #Bendigo Bank, Ltd. .............................................         10,529           103,967
     Boral, Ltd. ....................................................         21,633            88,308
     Caltex Australia, Ltd. .........................................          5,940            82,494
     Crown, Ltd. ....................................................         10,638            89,640
    *Echo Entertainment Group, Ltd. .................................         14,604            56,686
    #Fairfax Media, Ltd. ............................................         59,866            58,049
    #Harvey Norman Holdings, Ltd. ...................................          6,979            15,806
     Incitec Pivot, Ltd. ............................................         41,879           151,691
     Insurance Australia Group, Ltd. ................................         14,895            49,107
     Lend Lease Group NL ............................................         11,809            96,081
     Macquarie Group, Ltd. ..........................................          8,486           218,482
     National Australia Bank, Ltd. ..................................         46,440         1,240,381
    #OneSteel, Ltd. .................................................         33,966            43,197
    #Origin Energy, Ltd. ............................................         28,925           435,882
     OZ Minerals, Ltd. ..............................................          5,880            70,611
   #*Qantas Airways, Ltd. ...........................................         32,996            55,183
    *Rio Tinto, Ltd. ................................................          1,021            73,302
     Santos, Ltd. ...................................................         22,965           310,156
     Sims Metal Management, Ltd. ....................................          1,475            21,545
     Suncorp Group, Ltd. ............................................         32,577           292,375
    #TABCorp. Holdings, Ltd. ........................................         14,604            44,904
     Tatts Group, Ltd. ..............................................         21,120            51,383
     Toll Holdings, Ltd. ............................................          8,416            42,510
     Washington H. Soul Pattinson & Co., Ltd. .......................            924            13,363
     Wesfarmers, Ltd. ...............................................         33,137         1,124,286
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                        5,043,008
                                                                                       ---------------
AUSTRIA -- (0.2%)
     Erste Group Bank AG ............................................          5,736           122,283
     OMV AG .........................................................          1,233            42,966
    #Raiffeisen Bank International AG ...............................          2,147            59,585
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                          224,834
                                                                                       ---------------
BELGIUM -- (1.0%)
     Ageas SA .......................................................         61,558           123,403
     Delhaize Group SA ..............................................          4,481           292,700
     KBC Groep NV ...................................................          3,639            80,698
    #Solvay SA ......................................................          2,420           246,525
     UCB SA .........................................................          5,259           231,052
                                                                                       ---------------
TOTAL BELGIUM .......................................................                          974,378
                                                                                       ---------------
CANADA -- (10.8%)
     Bell Aliant, Inc. ..............................................          1,758            49,490
    *Canadian National Resources, Ltd. ..............................          2,781            98,099
     Canadian Pacific Railway, Ltd. .................................          3,000           185,433
    #Canadian Tire Corp. Class A ....................................          2,400           143,458
     Empire Co., Ltd. Class A .......................................          1,200            73,354
    #Encana Corp. ...................................................         34,656           751,706
    #Enerplus Corp. .................................................          5,482           152,457
     Ensign Energy Services, Inc. ...................................            353             5,309
     Fairfax Financial Holdings, Ltd. ...............................            700           292,620
     Franco-Nevada Corp. ............................................          4,100           162,437
     Genworth MI Canada, Inc. .......................................          1,085            23,948
     George Weston, Ltd. ............................................          2,300           159,425
     Goldcorp, Inc. .................................................          4,600           223,827


                                      1123

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
     Groupe Aeroplan, Inc. ..........................................            766   $         8,822
     HudBay Minerals, Inc. ..........................................          3,415            37,413
    #Husky Energy, Inc. .............................................          9,700           249,032
     Inmet Mining Corp. .............................................          1,550            92,526
     Kinross Gold Corp. .............................................         31,183           444,555
    #Loblaw Cos., Ltd. ..............................................          4,400           168,407
    *Lundin Mining Corp. ............................................          7,690            30,166
     Magna International, Inc. ......................................          8,230           314,007
    #Manulife Financial Corp. .......................................         53,517           706,580
    #Methanex Corp. .................................................          2,235            57,627
    #Metro, Inc. Class A ............................................            477            23,373
     Nexen, Inc. ....................................................         20,760           352,613
    #Pengrowth Energy Corp. .........................................          7,628            79,590
    #Penn West Petroleum, Ltd. ......................................         11,123           198,747
     PetroBakken Energy, Ltd. Class A ...............................          1,115            10,157
    *Precision Drilling Corp. .......................................          8,434            97,815
    #Progress Energy Resources Corp. ................................          5,589            79,118
     Progressive Waste Solutions, Ltd. ..............................          1,176            24,777
    *Quadra FNX Mining, Ltd. ........................................          3,400            39,227
    *Research In Motion, Ltd. .......................................          4,071            82,339
    #Sun Life Financial, Inc. .......................................         22,308           563,099
     Suncor Energy, Inc. ............................................         51,054         1,626,250
     Talisman Energy, Inc. ..........................................          5,449            77,300
     Teck Resources, Ltd. Class B ...................................         17,290           693,161
    #Telus Corp. Non-Voting .........................................          5,770           294,824
    #Thomson Reuters Corp. ..........................................         17,778           525,983
    #TransAlta Corp. ................................................          7,800           171,612
     TransCanada Corp. ..............................................         25,955         1,103,299
   #*Uranium One, Inc. ..............................................         12,400            37,321
     Viterra, Inc. ..................................................          9,550            98,302
     Yamana Gold, Inc. ..............................................         27,400           409,041
                                                                                       ---------------
TOTAL CANADA ........................................................                       11,018,646
                                                                                       ---------------
DENMARK -- (1.1%)
    *A.P. Moller - Maersk A.S. Series A .............................              7            45,068
     A.P. Moller - Maersk A.S. Series B .............................             48           324,614
     Carlsberg A.S. Series B ........................................          4,898           331,596
    *Danske Bank A.S. ...............................................         22,174           303,174
    *H. Lundbeck A.S. ...............................................            345             6,957
    #Rockwool International A.S. Series B ...........................            219            21,371
    *TDC A.S. .......................................................          2,421            19,879
   #*Vestas Wind Systems A.S. .......................................          4,456            69,077
                                                                                       ---------------
TOTAL DENMARK .......................................................                        1,121,736
                                                                                       ---------------
FINLAND -- (0.4%)
     Kesko Oyj Series B .............................................          1,231            43,693
     Stora Enso Oyj Series R ........................................         19,214           121,618
     UPM-Kymmene Oyj ................................................         23,046           269,480
                                                                                       ---------------
TOTAL FINLAND .......................................................                          434,791
                                                                                       ---------------
FRANCE -- (8.6%)
   #*Air France-KLM .................................................          6,767            51,390
    *Arkema SA ......................................................              6               408
     AXA SA .........................................................         58,965           948,390
     BNP Paribas SA .................................................          7,597           339,243
    *Bollore SA .....................................................             22             5,059
   #*Bouygues SA ....................................................          5,995           223,906
     Capgemini SA ...................................................          1,927            73,737
     Casino Guichard Perrachon SA ...................................          2,318           217,052
     Cie de Saint-Gobain SA .........................................         16,292           752,976


                                      1124

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
   #*Cie Generale de Geophysique - Veritas SA .......................          1,499   $        32,752
    *Cie Generale de Geophysique - Veritas SA Sponsored ADR .........          3,650            79,716
     Cie Generale des Establissements Michelin SA Series B ..........          2,533           183,415
     Ciments Francais SA ............................................            488            43,100
     CNP Assurances SA ..............................................          5,104            77,946
     Credit Agricole SA .............................................         48,568           375,933
    *Eiffage SA .....................................................            369            12,515
    *Electricite de France SA .......................................            991            29,658
     France Telecom SA ..............................................          8,684           156,128
     GDF Suez SA ....................................................         44,853         1,263,631
     Groupe Eurotunnel SA ...........................................         11,735           105,708
     Lafarge SA .....................................................          9,061           366,883
     Lagardere SCA ..................................................          5,094           136,459
     Natixis SA .....................................................         40,470           128,260
     Peugeot SA .....................................................          6,327           137,665
     PPR SA .........................................................          2,779           431,233
     Renault SA .....................................................          8,195           342,405
     Rexel SA .......................................................          3,527            63,230
    *Sa des Ciments Vicat SA ........................................             80             5,228
    *Sanofi SA ......................................................          5,989           428,447
     SCOR SE ........................................................            683            15,912
     Societe Generale SA ............................................         13,067           374,131
     STMicroelectronics NV ..........................................         28,793           199,531
     Vivendi SA .....................................................         51,320         1,146,819
                                                                                       ---------------
TOTAL FRANCE ........................................................                        8,748,866
                                                                                       ---------------
GERMANY -- (7.8%)
     Allianz SE .....................................................          4,151           461,849
     Allianz SE Sponsored ADR .......................................         69,736           781,043
     Bayerische Motoren Werke AG ....................................          9,433           766,282
     Celesio AG .....................................................          2,537            40,013
    *Commerzbank AG .................................................         45,209           110,389
     Daimler AG .....................................................         23,528         1,194,966
     Deutsche Bank AG ...............................................         33,899         1,401,675
     Deutsche Lufthansa AG ..........................................          6,846            93,014
     Deutsche Post AG ...............................................          4,542            68,895
     Deutsche Telekom AG ............................................          6,656            84,559
     Deutsche Telekom AG Sponsored ADR ..............................         73,200           929,640
     E.ON AG ........................................................         30,985           747,203
     Heidelberger Zement AG .........................................          5,179           234,464
     Merck KGaA .....................................................          1,863           173,845
     Munchener Rueckversicherungs-Gesellschaft AG ...................          3,909           523,491
     RWE AG .........................................................          1,462            62,321
     Salzgitter AG ..................................................          1,190            67,260
     Suedzucker AG ..................................................          1,329            38,820
     Volkswagen AG ..................................................            943           147,471
                                                                                       ---------------
TOTAL GERMANY .......................................................                        7,927,200
                                                                                       ---------------
GREECE -- (0.0%)
     Hellenic Petroleum S.A. ........................................          2,479            21,722
    *National Bank of Greece S.A. ...................................          2,339             5,395
                                                                                       ---------------
TOTAL GREECE ........................................................                           27,117
                                                                                       ---------------
HONG KONG -- (1.1%)
     Cheung Kong Holdings, Ltd. .....................................         16,000           197,727
     Great Eagle Holdings, Ltd. .....................................          8,452            18,643
     Henderson Land Development Co., Ltd. ...........................         36,121           197,438
     Hong Kong & Shanghai Hotels, Ltd. ..............................         19,052            25,378
     Hopewell Holdings, Ltd. ........................................          9,000            23,373
     Hutchison Whampoa, Ltd. ........................................         36,000           329,044


                                      1125

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     New World Development Co., Ltd. ................................        151,556   $       159,274
     Orient Overseas International, Ltd. ............................          6,500            29,377
     Wharf Holdings, Ltd. ...........................................            635             3,378
     Wheelock & Co., Ltd. ...........................................         47,000           138,090
                                                                                       ---------------
TOTAL HONG KONG .....................................................                        1,121,722
                                                                                       ---------------
IRELAND -- (0.3%)
    #CRH P.L.C. Sponsored ADR .......................................         14,977           275,727
                                                                                       ---------------
ISRAEL -- (0.7%)
     Bank Hapoalim B.M. .............................................         74,220           287,681
     Bank Leumi Le-Israel B.M. ......................................         46,845           162,332
     Elbit Systems, Ltd. ............................................          2,033            89,992
    *Israel Discount Bank, Ltd. Series A ............................         34,311            56,714
    *NICE Systems, Ltd. Sponsored ADR ...............................          3,091           110,534
                                                                                       ---------------
TOTAL ISRAEL ........................................................                          707,253
                                                                                       ---------------
ITALY -- (1.3%)
     Banca Monte Dei Paschi di Siena SpA ............................         54,837            25,463
    #Banco Popolare Scarl ...........................................          3,698             5,488
    *Fiat SpA .......................................................          4,207            25,761
     Finmeccanica SpA ...............................................          4,820            33,037
     Intesa Sanpaolo SpA ............................................        188,353           332,444
     Telecom Italia SpA .............................................        170,034           211,569
     Telecom Italia SpA Sponsored ADR ...............................         24,800           308,264
     UniCredit SpA ..................................................        278,250           322,877
     Unione di Banche Italiane ScpA .................................         12,556            47,574
                                                                                       ---------------
TOTAL ITALY .........................................................                        1,312,477
                                                                                       ---------------
JAPAN -- (19.1%)
     77 Bank, Ltd. (The) ............................................          9,000            35,450
     AEON Co., Ltd. .................................................         20,500           268,114
     Aisin Seiki Co., Ltd. ..........................................            200             6,325
     Ajinomoto Co., Inc. ............................................         14,000           156,722
     Alfresa Holdings Corp. .........................................          1,400            52,453
     Amada Co., Ltd. ................................................         10,000            66,342
     Aozora Bank, Ltd. ..............................................         17,000            42,976
     Asahi Kasei Corp. ..............................................         19,000           112,676
     Bank of Kyoto, Ltd. (The) ......................................          9,000            76,450
     Bank of Yokohama, Ltd. (The) ...................................         11,000            50,363
     Canon Marketing Japan, Inc. ....................................          2,000            23,709
    #Casio Computer Co., Ltd. .......................................          6,600            40,432
     Chiba Bank, Ltd. (The) .........................................          7,000            42,828
     Chugoku Bank, Ltd. (The) .......................................          5,400            70,733
     Chuo Mitsui Trust Holdings, Inc. ...............................          5,030            17,213
     Citizen Holdings Co., Ltd. .....................................          7,800            41,371
     Coca-Cola West Co., Ltd. .......................................          1,000            17,859
     COMSYS Holdings Corp. ..........................................          2,400            23,492
     Cosmo Oil Co., Ltd. ............................................         10,000            25,017
     Credit Saison Co., Ltd. ........................................          3,300            64,396
     Dai Nippon Printing Co., Ltd. ..................................         18,000           188,540
     Daicel Chemical Industries, Ltd. ...............................         10,000            56,766
     Dainippon Sumitomo Pharma Co., Ltd. ............................          3,100            33,972
     Daiwa Securities Group, Inc. ...................................         44,904           157,118
   #*Elpida Memory, Inc. ............................................          7,300            45,377
     Fuji Electric Holdings Co., Ltd. ...............................          6,000            17,508
     Fuji Heavy Industries, Ltd. ....................................         16,000           101,412
     Fuji Television Network, Inc. ..................................             18            25,752
     FUJIFILM Holdings Corp. ........................................         16,600           406,272
     Fujikura, Ltd. .................................................         11,000            35,110
     Fukuoka Financial Group, Inc. ..................................         25,000            96,801


                                      1126

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Glory, Ltd. ....................................................          1,200   $        25,685
     Gunma Bank, Ltd. (The) .........................................         12,000            61,415
     Hachijuni Bank, Ltd. (The) .....................................         17,000            94,516
     Hakuhodo DY Holdings, Inc. .....................................            470            25,537
     Hankyu Hanshin Holdings, Inc. ..................................          8,000            33,781
     Higo Bank, Ltd. (The) ..........................................          3,000            16,380
     Hitachi Capital Corp. ..........................................          1,600            19,552
     Hitachi High-Technologies Corp. ................................          1,500            31,346
     Hitachi Transport System, Ltd. .................................            900            15,660
     Hokkoku Bank, Ltd. (The) .......................................          2,000             6,736
     Hokuhoku Financial Group, Inc. .................................         26,000            48,591
     House Foods Corp. ..............................................          1,600            29,004
     Idemitsu Kosan Co., Ltd. .......................................            800            74,831
     Inpex Corp. ....................................................             59           389,523
     Isetan Mitsukoshi Holdings, Ltd. ...............................         11,700           119,176
     Iyo Bank, Ltd. (The) ...........................................          8,000            75,054
     J. Front Retailing Co., Ltd. ...................................         12,000            52,547
     JFE Holdings, Inc. .............................................          8,500           161,777
     Joyo Bank, Ltd. (The) ..........................................         14,000            58,657
     JS Group Corp. .................................................            748            15,685
     JTEKT Corp. ....................................................            200             2,187
     JX Holdings, Inc. ..............................................         72,627           423,044
     Kagoshima Bank, Ltd. (The) .....................................          5,000            32,740
    #Kajima Corp. ...................................................         31,000            99,518
     Kamigumi Co., Ltd. .............................................          8,000            69,855
     Kaneka Corp. ...................................................          8,000            42,910
    #Kawasaki Kisen Kaisha, Ltd. ....................................         26,000            53,030
     Keiyo Bank, Ltd. (The) .........................................          4,000            19,432
     Kewpie Corp. ...................................................          3,000            40,905
     Kinden Corp. ...................................................          2,000            16,424
     Kirin Holdings Co., Ltd. .......................................          4,000            48,938
     Kobe Steel, Ltd. ...............................................          7,000            11,707
     Konica Minolta Holdings, Inc. ..................................          2,000            14,548
     Kyocera Corp. ..................................................          3,100           272,509
     Kyowa Hakko Kirin Co., Ltd. ....................................         10,000           112,700
     Mabuchi Motor Co., Ltd. ........................................            400            17,531
     Marui Group Co., Ltd. ..........................................          6,000            46,646
     Maruichi Steel Tube, Ltd. ......................................          1,300            29,119
    *Mazda Motor Corp. ..............................................         34,000            71,466
     Medipal Holdings Corp. .........................................          4,200            39,179
     Meiji Holdings Co., Ltd. .......................................          2,502           109,694
     Mitsubishi Chemical Holdings Corp. .............................         33,000           200,042
     Mitsubishi Corp. ...............................................         11,100           228,293
     Mitsubishi Gas Chemical Co., Inc. ..............................         13,000            84,847
     Mitsubishi Heavy Industries, Ltd. ..............................        109,000           444,124
     Mitsubishi Logistics Corp. .....................................          3,000            32,992
     Mitsubishi Materials Corp. .....................................         35,000            93,035
     Mitsubishi Tanabe Pharma Corp. .................................          2,700            46,703
     Mitsubishi UFJ Financial Group, Inc. ...........................        409,800         1,780,965
     Mitsui & Co., Ltd. .............................................         49,700           725,348
     Mitsui Chemicals, Inc. .........................................         29,000            95,111
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................         23,000            36,531
     Mitsui O.S.K. Lines, Ltd. ......................................         13,000            50,089
     Mizuho Financial Group, Inc. ...................................         49,240            68,921
     MS&AD Insurance Group Holdings, Inc. ...........................         11,450           224,264
     Nagase & Co., Ltd. .............................................          2,000            22,517
     Namco Bandai Holdings, Inc. ....................................          4,900            71,048
    #Nanto Bank, Ltd. (The) .........................................          3,000            15,992
    *NEC Corp. ......................................................         80,000           178,012
     Nippon Express Co., Ltd. .......................................         27,000           104,380
     Nippon Meat Packers, Inc. ......................................          5,000            62,322


                                      1127

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    #Nippon Paper Group, Inc. .......................................          4,100   $        93,966
     Nippon Sheet Glass Co., Ltd. ...................................         16,000            34,501
     Nippon Shokubai Co., Ltd. ......................................          3,000            30,598
     Nippon Steel Corp. .............................................         86,000           224,221
     Nippon Television Network Corp. ................................            190            26,892
     Nippon Yusen K.K. ..............................................         41,000           103,404
     Nishi-Nippon Bank, Ltd. ........................................         18,000            49,088
     Nisshin Seifun Group, Inc. .....................................          6,000            73,743
     Nisshin Steel Co., Ltd. ........................................         23,000            36,405
     Nisshinbo Holdings, Inc. .......................................          3,000            27,236
     NOK Corp. ......................................................          2,200            37,232
     Nomura Holdings, Inc. ..........................................         24,700            94,111
     Obayashi Corp. .................................................         16,000            73,457
    #OJI Paper Co., Ltd. ............................................         27,000           133,549
     Onward Holdings Co., Ltd. ......................................          2,000            14,724
     Panasonic Corp. ................................................         67,000           677,309
   #*Renesas Electronics Corp. ......................................          2,200            15,365
     Rengo Co., Ltd. ................................................          6,000            39,599
     Ricoh Co., Ltd. ................................................         24,000           196,704
     Rohm Co., Ltd. .................................................          3,300           168,140
     Sankyo Co., Ltd. ...............................................          1,800            94,062
     Sapporo Hokuyo Holdings, Inc. ..................................          6,000            19,870
     SBI Holdings, Inc. .............................................            588            48,962
     Seiko Epson Corp. ..............................................          4,400            57,832
     Seino Holdings Co., Ltd. .......................................          2,000            15,005
     Sekisui Chemical Co., Ltd. .....................................         11,000            86,320
     Sekisui House, Ltd. ............................................         17,000           152,178
     Seven & I Holdings Co., Ltd. ...................................         12,200           325,566
     Sharp Corp. ....................................................         32,000           294,978
     Shiga Bank, Ltd. ...............................................          4,000            25,756
     Shimizu Corp. ..................................................         20,000            86,061
     Shinsei Bank, Ltd. .............................................         22,000            24,180
     Shizuoka Bank, Ltd. ............................................         10,000            97,022
     Showa Denko K.K. ...............................................         19,000            34,471
     SKY Perfect JSAT Holdings, Inc. ................................             23            11,178
     Sojitz Corp. ...................................................         34,370            58,328
     Sony Corp. .....................................................          6,800           141,871
    #Sony Corp. Sponsored ADR .......................................         29,100           610,227
     Sumitomo Bakelite Co., Ltd. ....................................          2,000            11,710
     Sumitomo Corp. .................................................         37,500           464,293
     Sumitomo Electric Industries, Ltd. .............................         24,400           270,534
     Sumitomo Forestry Co., Ltd. ....................................          3,000            25,959
     Sumitomo Metal Industries, Ltd. ................................         57,000           107,194
     Sumitomo Mitsui Financial Group, Inc. ..........................         22,500           628,909
     Suzuken Co., Ltd. ..............................................          3,000            71,775
     Suzuki Motor Corp. .............................................          9,600           203,608
     Taiheiyo Cement Corp. ..........................................         11,600            22,535
     Taisei Corp. ...................................................         32,000            85,505
    *Taisho Pharmaceutical Holdings Co., Ltd. .......................            900            63,546
     Takashimaya Co., Ltd. ..........................................          6,000            42,596
    #TDK Corp. ......................................................          2,600           106,023
     Teijin, Ltd. ...................................................          1,000             3,491
     Tokai Rika Co., Ltd. ...........................................            600             9,665
    #Tokuyama Corp. .................................................          9,000            32,437
     Tokyo Broadcasting System, Inc. ................................          1,700            20,973
     Tokyo Steel Manufacturing Co., Ltd. ............................          1,500            12,574
     Toppan Printing Co., Ltd. ......................................         16,000           124,405
     Tosoh Corp. ....................................................          5,000            16,251
     Toyo Seikan Kaisha, Ltd. .......................................          5,100            77,602
     Toyoda Gosei Co., Ltd. .........................................          1,400            24,696
     Toyota Auto Body Co., Ltd. .....................................          2,000            29,991


                                      1128

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Toyota Motor Corp. .............................................          4,700   $       156,044
    #Toyota Motor Corp. Sponsored ADR ...............................         34,218         2,282,683
     Toyota Tsusho Corp. ............................................          6,700           105,728
     TV Asahi Corp. .................................................              9            14,179
     UNY Co., Ltd. ..................................................          5,300            47,810
     Wacoal Corp. ...................................................          2,000            23,627
     Yamaguchi Financial Group, Inc. ................................          7,000            62,373
     Yamaha Corp. ...................................................          5,000            50,607
     Yamato Kogyo Co., Ltd. .........................................          1,600            40,471
     Yamazaki Baking Co., Ltd. ......................................          2,000            26,515
     Yokohama Rubber Co., Ltd. ......................................          3,000            17,125
                                                                                       ---------------
TOTAL JAPAN .........................................................                       19,512,165
                                                                                       ---------------
NETHERLANDS -- (3.3%)
    *Aegon NV .......................................................         63,215           301,469
     Akzo Nobel NV ..................................................          6,759           355,402
     ArcelorMittal NV ...............................................         36,543           757,647
    #ArcelorMittal NV ADR ...........................................          3,900            80,847
     Delta Lloyd NV .................................................            271             4,759
    *ING Groep NV ...................................................        106,762           920,393
    *ING Groep NV Sponsored ADR .....................................         33,135           286,286
     Koninklijke DSM NV .............................................          3,974           203,357
     Koninklijke Philips Electronics NV .............................         24,754           515,297
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                        3,425,457
                                                                                       ---------------
NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd. ...........................         16,752            31,630
     Contact Energy, Ltd. ...........................................         20,560            92,645
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                          124,275
                                                                                       ---------------
NORWAY -- (1.0%)
     Aker ASA Series A ..............................................            756            21,461
    *Aker Kvaerner ASA ..............................................          1,021            11,738
    *Archer, Ltd. ASA ...............................................          1,500             6,307
     BW Offshore, Ltd. ASA ..........................................          3,899             7,278
     DnB NOR ASA Series A ...........................................         24,425           282,524
    #Marine Harvest ASA .............................................         90,883            40,506
     Norsk Hydro ASA ................................................         44,745           231,780
    #Orkla ASA ......................................................         35,448           307,309
    *Petroleum Geo-Services ASA .....................................          4,024            43,720
   #*Renewable Energy Corp. ASA .....................................         14,547            14,026
     Storebrand ASA .................................................         11,463            70,033
                                                                                       ---------------
TOTAL NORWAY ........................................................                        1,036,682
                                                                                       ---------------
PORTUGAL -- (0.1%)
    #Banco Espirito Santo SA ........................................         15,120            32,444
    *EDP Renovaveis SA ..............................................          9,843            58,799
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                           91,243
                                                                                       ---------------
SINGAPORE -- (0.9%)
     CapitaLand, Ltd. ...............................................        105,000           226,217
     DBS Group Holdings, Ltd. .......................................         11,792           115,182
     Fraser & Neave, Ltd. ...........................................         31,500           153,419
     Golden Agri-Resources, Ltd. ....................................        277,000           141,803
    #Neptune Orient Lines, Ltd. .....................................          7,000             6,278
    #Overseas Union Enterprise, Ltd. ................................          3,000             5,508
     Singapore Airlines, Ltd. .......................................         23,800           220,525
     Singapore Land, Ltd. ...........................................          1,000             4,660
     United Industrial Corp., Ltd. ..................................         24,000            51,453
     UOL Group, Ltd. ................................................         12,400            43,837


                                      1129

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Venture Corp., Ltd. ............................................          1,000   $         5,333
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                          974,215
                                                                                       ---------------
SPAIN -- (2.5%)
     Acciona SA .....................................................          2,700           255,311
     Banco Bilbao Vizcaya Argentaria SA .............................          5,935            53,415
     Banco de Sabadell SA ...........................................         32,435           116,337
    #Banco Espanol de Credito SA ....................................          5,651            33,460
     Banco Popular Espanol SA .......................................         75,745           346,704
     Banco Santander SA .............................................        152,611         1,291,678
     CaixaBank SA ...................................................         17,831            86,933
     Gas Natural SDG SA .............................................         19,719           366,535
                                                                                       ---------------
TOTAL SPAIN .........................................................                        2,550,373
                                                                                       ---------------
SWEDEN -- (2.8%)
     Boliden AB .....................................................          3,652            51,918
     Electrolux AB Series B .........................................            500             9,310
    *Meda AB Series A ...............................................          2,731            27,793
     Nordea Bank AB .................................................         85,572           777,069
     Skandinaviska Enskilda Banken AB Series A ......................         54,182           339,662
     SSAB AB Series A ...............................................          5,533            53,488
     SSAB AB Series B ...............................................          2,545            21,563
     Svenska Cellulosa AB Series B ..................................         26,596           388,264
     Swedbank AB Series A ...........................................         21,949           307,297
     Tele2 AB Series B ..............................................          3,376            71,093
     Telefonaktiebolaget LM Ericsson AB Series A ....................            164             1,633
     Telefonaktiebolaget LM Ericsson AB Series B ....................         11,139           116,108
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...............         24,810           258,272
     TeliaSonera AB .................................................         57,228           397,787
                                                                                       ---------------
TOTAL SWEDEN ........................................................                        2,821,257
                                                                                       ---------------
SWITZERLAND -- (4.6%)
     Adecco SA ......................................................          1,412            67,814
    *Aryzta AG ......................................................            832            40,118
     Baloise Holding AG .............................................          2,199           179,121
     Credit Suisse Group AG .........................................         19,604           565,400
     Givaudan SA ....................................................            168           152,799
     Holcim, Ltd. ...................................................         10,258           649,599
     Lonza Group AG .................................................            799            53,148
     Novartis AG ADR ................................................         10,786           609,085
    *Sulzer AG ......................................................            234            27,273
     Swiss Life Holding AG ..........................................          1,200           147,381
    *Swiss Re, Ltd. .................................................         11,976           653,872
    *UBS AG .........................................................         44,162           558,129
     Zurich Financial Services AG ...................................          4,524         1,042,527
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                        4,746,266
                                                                                       ---------------
UNITED KINGDOM -- (17.9%)
     Associated British Foods P.L.C. ................................         12,503           221,915
     Aviva P.L.C. ...................................................         93,481           509,991
     Barclays P.L.C. ................................................            293               908
     Barclays P.L.C. Sponsored ADR ..................................         75,248           941,352
     BP P.L.C. Sponsored ADR ........................................         81,260         3,590,067
     Carnival P.L.C. ................................................          3,722           136,186
    #Carnival P.L.C. ADR ............................................          6,300           230,265
     HSBC Holdings P.L.C. Sponsored ADR .............................          7,709           336,575
    *International Consolidated Airlines Group SA ...................         30,103            82,890
     International Power P.L.C. .....................................         42,848           232,437
     Investec P.L.C. ................................................          4,516            27,360
     Kazakhmys P.L.C. ...............................................          6,164            91,126


                                      1130

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Kingfisher P.L.C. ..............................................         88,624   $       367,177
   #*Lloyds Banking Group P.L.C. Sponsored ADR ......................        139,368           287,098
     Mondi P.L.C. ...................................................         16,202           123,227
     Old Mutual P.L.C. ..............................................        158,148           278,045
     Resolution, Ltd. ...............................................         47,048           207,053
     Rexam P.L.C. ...................................................         42,007           232,844
    *Royal Bank of Scotland Group P.L.C. ............................        281,320           108,567
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............         14,010           108,437
     Royal Dutch Shell P.L.C. ADR ...................................         58,923         4,230,671
     Sainsbury (J.) P.L.C. ..........................................         53,132           254,606
     Vodafone Group P.L.C. ..........................................        672,985         1,868,666
     Vodafone Group P.L.C. Sponsored ADR ............................         87,922         2,447,748
     William Morrison Supermarkets P.L.C. ...........................         74,788           362,678
     Wolseley P.L.C. ................................................            756            21,800
     WPP P.L.C. .....................................................         17,647           182,665
     Xstrata P.L.C. .................................................         46,073           767,416
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                       18,249,770
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                       92,469,458
                                                                                       ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
     Porsche Automobil Holding SE ...................................          4,809           280,149
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
    *New World Development Co., Ltd. Rights 11/22/11 ................         75,778            25,848
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund ..................................      4,514,031         4,514,031
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued
       at $3,823,869) to be repurchased at $3,748,902 ...............   $      3,749         3,748,891
   @Repurchase Agreement, Deutsche Bank Securities, Inc. DVP 0.07%,
       11/01/11 (Collateralized by $1,151,857 U.S. Treasury Note
       1.750%, 03/31/14, valued at $1,192,349) to be repurchased
       at $1,168,688 ................................................   $      1,169         1,168,686
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                        9,431,608
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $116,029,697) ..............................................                     $102,207,063
                                                                                       ===============


                                      1131

                        VA INTERNATIONAL SMALL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (87.3%)
AUSTRALIA -- (6.7%)
     Acrux, Ltd. ....................................................          7,398   $        26,193
     Adelaide Brighton, Ltd. ........................................         26,886            80,451
    *AED Oil, Ltd. ..................................................          4,139               633
    #Alesco Corp., Ltd. .............................................          6,428             9,482
   #*Alkane Resources, Ltd. .........................................          4,427             5,365
    *Alliance Resources, Ltd. .......................................         21,658             3,032
     Amalgamated Holdings, Ltd. .....................................          5,533            32,859
     Amcom Telecommunications, Ltd. .................................          6,384             5,586
    *Ampella Mining, Ltd. ...........................................            616             1,167
     Ansell, Ltd. ...................................................          8,744           127,892
   #*Antares Energy, Ltd. ...........................................         12,881             5,435
     APA Group, Ltd. ................................................            919             4,191
    #APN News & Media, Ltd. .........................................         27,122            24,875
    *Aquarius Platinum, Ltd. ........................................          2,774             8,138
   #*Arafura Resources, Ltd. ........................................          7,863             4,965
     ARB Corp., Ltd. ................................................          3,547            29,787
    #Aristocrat Leisure, Ltd. .......................................         13,779            32,621
   #*Aurora Oil & Gas, Ltd. .........................................         16,633            50,083
     Ausdrill, Ltd. .................................................         21,215            64,712
    #Ausenco, Ltd. ..................................................          2,629             7,405
    #Austal, Ltd. ...................................................          3,435             8,169
    *Austar United Communications, Ltd. .............................         47,280            57,255
    *Australian Agricultural Co., Ltd. ..............................         21,165            31,057
    #Australian Infrastructure Fund .................................         40,779            80,957
     Australian Pharmaceutical Industries, Ltd. .....................         21,680             6,808
    *Australian Worldwide Exploration, Ltd. .........................         35,889            51,757
     Automotive Holdings Group NL ...................................         12,565            27,486
     AVJennings, Ltd. ...............................................         21,460             9,934
   #*Bandanna Energy, Ltd. ..........................................          2,730             2,330
    #Bank of Queensland, Ltd. .......................................          4,111            36,148
     Beach Energy, Ltd. .............................................         65,284            80,234
    *Beadell Resources, Ltd. ........................................         10,811             8,866
    #Billabong International, Ltd. ..................................          4,663            20,831
    *Biota Holdings, Ltd. ...........................................          9,219             7,751
     Blackmores, Ltd. ...............................................            248             7,657
   #*BMA Gold, Ltd. .................................................         31,752            18,212
     Boart Longyear, Ltd. ...........................................         30,454           103,668
    *Boom Logistics, Ltd. ...........................................         20,098             6,319
    *Bow Energy, Ltd. ...............................................         12,835            19,941
     Bradken, Ltd. ..................................................          8,097            65,306
     Brickworks, Ltd. ...............................................          2,046            24,018
     Cabcharge Australia, Ltd. ......................................          9,538            41,993
     Cardno, Ltd. ...................................................          1,964            10,797
    *Carnarvon Petroleum, Ltd. ......................................          6,703               934
    #carsales.com, Ltd. .............................................          3,573            18,471
    *Catalpa Resources, Ltd. ........................................          5,936            10,738
   #*Ceramic Fuel Cells, Ltd. .......................................         91,856            12,430
    *Chemeq, Ltd. ...................................................          5,304                --
    *Citigold Corp., Ltd. ...........................................         58,895             4,453
    #Clough, Ltd. ...................................................         17,664            14,889
   #*Coal of Africa, Ltd. ...........................................         22,474            18,712
    *Coalspur Mines, Ltd. ...........................................         21,206            41,131
    *Cockatoo Coal, Ltd. ............................................         39,936            15,921
    #Consolidated Media Holdings, Ltd. ..............................         15,282            41,974
    #Count Financial, Ltd. ..........................................         11,804            17,207
    #CSG, Ltd. ......................................................         14,081            16,771
     CSR, Ltd. ......................................................         14,699            37,440
    *Cudeco, Ltd. ...................................................          4,262            14,059


                                      1132

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    #David Jones, Ltd. ..............................................         14,034   $        49,542
    *Deep Yellow, Ltd. ..............................................         47,823             6,144
    *Discovery Metals, Ltd. .........................................         35,121            50,700
     Domino's Pizza Enterprises, Ltd. ...............................            611             4,306
   #*Downer EDI, Ltd. ...............................................         16,096            51,115
     DUET Group, Ltd. ...............................................         67,277           117,248
    #DuluxGroup, Ltd. ...............................................          9,552            26,315
   #*Eastern Star Gas, Ltd. .........................................         16,465            15,184
   #*Elders, Ltd. ...................................................         15,828             4,602
     Emeco Holdings, Ltd. ...........................................         27,042            28,015
    *Energy World Corp., Ltd. .......................................         50,545            30,434
     Envestra, Ltd. .................................................         82,478            55,577
   #*Extract Resources, Ltd. ........................................          4,219            33,782
    #FKP Property Group, Ltd. .......................................         51,434            26,508
    #Fleetwood Corp., Ltd. ..........................................          6,315            80,680
    #Fletcher Building, Ltd. ........................................          6,829            36,490
     FlexiGroup, Ltd. ...............................................          6,860            16,158
    #Flight Centre, Ltd. ............................................          3,898            80,936
    *Flinders Mines, Ltd. ...........................................        135,740            21,796
   #*Galaxy Resources, Ltd. .........................................         21,890            14,607
   #*Gindalbie Metals, Ltd. .........................................         24,151            13,731
    *Gloucester Coal, Ltd. ..........................................          2,290            16,345
    #Goodman Fielder, Ltd. ..........................................        127,846            74,351
     GrainCorp, Ltd. ................................................         10,303            84,870
   #*Gryphon Minerals, Ltd. .........................................         11,474            16,853
     GUD Holdings, Ltd. .............................................          3,447            28,254
   #*Gunns, Ltd. ....................................................         32,848             9,074
    #GWA Group, Ltd. ................................................         14,186            33,986
    #Hills Holdings, Ltd. ...........................................         26,079            29,709
   #*Horizon Oil, Ltd. ..............................................         65,914            16,379
    #iiNet, Ltd. ....................................................          9,099            24,662
     Imdex, Ltd. ....................................................         13,781            30,092
    #Independence Group NL ..........................................          8,931            49,375
     Industrea, Ltd. ................................................          5,224             7,007
    #Infigen Energy, Ltd. ...........................................         14,000             4,228
   #*Integra Mining, Ltd. ...........................................         54,831            30,401
   #*Intrepid Mines, Ltd. ...........................................          7,169             8,518
    #Invocare, Ltd. .................................................          6,435            46,884
     IOOF Holdings, Ltd. ............................................         13,685            90,638
     Iress Market Technology, Ltd. ..................................          6,392            50,939
    *Iron Ore Holdings, Ltd. ........................................          7,983            10,554
   #*Ivanhoe Australia, Ltd. ........................................          3,622             4,027
    #JB Hi-Fi, Ltd. .................................................          7,902           130,415
    *Kagara, Ltd. ...................................................         27,762            11,610
    *Karoon Gas Australia, Ltd. .....................................          5,930            27,365
    #Kingsgate Consolidated, Ltd. ...................................          8,435            66,502
    *Linc Energy, Ltd. ..............................................         12,969            27,841
    *Lynas Corp., Ltd. ..............................................         10,000            12,373
    *MacMahon Holdings, Ltd. ........................................         42,067            26,654
    #McMillan Shakespeare, Ltd. .....................................          6,700            66,778
    #Medusa Mining, Ltd. ............................................          3,460            24,322
     Mermaid Marine Australia, Ltd. .................................          7,426            23,929
    #Mincor Resources NL ............................................         14,047            12,424
    *Mineral Deposits, Ltd. .........................................          3,059            20,669
     Mineral Resources, Ltd. ........................................          3,758            44,062
   #*Molopo Energy, Ltd. ............................................         15,907            12,074
    #Monadelphous Group, Ltd. .......................................          3,946            75,050
     Mortgage Choice, Ltd. ..........................................         10,500            13,807
    #Mount Gibson Iron, Ltd. ........................................         38,346            61,332
   #*Murchison Metals, Ltd. .........................................          8,000             2,479
    #Myer Holdings, Ltd. ............................................         22,072            60,242


                                      1133

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
     Navitas, Ltd. ..................................................         19,169   $        83,021
    *Northern Iron, Ltd. ............................................          3,728             4,516
    *Nufarm, Ltd. ...................................................          9,844            48,442
     Oakton, Ltd. ...................................................          7,474            13,159
   #*Orocobre, Ltd. .................................................          7,127             8,790
     Pacific Brands, Ltd. ...........................................         43,040            26,891
    *PanAust, Ltd. ..................................................         32,804           110,848
     Panoramic Resources, Ltd. ......................................          7,300            10,476
    *PaperlinX, Ltd. ................................................         26,157             2,597
    #Peet, Ltd. .....................................................          6,045             7,695
    *Perilya, Ltd. ..................................................         20,989             9,989
    *Perilya, Ltd. ..................................................         10,495             5,088
    #Perpetual Trustees Australia, Ltd. .............................          2,899            68,527
   #*Perseus Mining, Ltd. ...........................................         24,847            82,163
   #*Pharmaxis, Ltd. ................................................         13,796            18,736
   #*Platinum Australia, Ltd. .......................................         23,193             4,302
     PMP, Ltd. ......................................................         17,571            10,529
     Premier Investments, Ltd. ......................................          3,174            16,947
     Primary Health Care, Ltd. ......................................         14,834            51,630
     Prime Media Group, Ltd. ........................................          5,377             3,742
     Programmed Maintenance Service, Ltd. ...........................          1,045             2,159
    *Ramelius Resources, Ltd. .......................................         16,758            21,770
     RCR Tomlinson, Ltd. ............................................         10,693            15,864
     REA Group, Ltd. ................................................          1,460            19,815
    *Regis Resources, Ltd. ..........................................         21,064            66,553
    #Reject Shop, Ltd. (The) ........................................          1,278            13,282
    *Resolute Mining, Ltd. ..........................................         14,432            25,425
   #*Rex Minerals, Ltd. .............................................          7,834            13,782
     Ridley Corp., Ltd. .............................................         33,330            40,758
   #*Roc Oil Co., Ltd. ..............................................         19,451             6,043
    #SAI Global, Ltd. ...............................................         10,719            53,396
    #Salmat, Ltd. ...................................................          3,642            10,690
    *Samson Oil & Gas, Ltd. .........................................         76,724             8,865
   #*Sandfire Resources NL ..........................................          2,891            20,514
    #Seek, Ltd. .....................................................          4,570            29,628
    #Select Harvests, Ltd. ..........................................          3,697             6,361
     Servcorp, Ltd. .................................................          1,569             4,549
    *Service Stream, Ltd. ...........................................         21,994             7,802
    #Seven West Media, Ltd. .........................................         16,195            60,671
     Sigma Pharmaceuticals, Ltd. ....................................         73,664            53,679
    *Silex System, Ltd. .............................................          7,987            18,782
    *Silver Lake Resources, Ltd. ....................................         17,110            58,682
    #Sirtex Medical, Ltd. ...........................................          2,800            13,764
     Skilled Group, Ltd. ............................................          2,050             3,906
    #SMS Management & Technology, Ltd. ..............................          6,207            35,204
     Southern Cross Media Group, Ltd. ...............................         67,418            86,803
    #SP Telemedia, Ltd. .............................................         25,871            38,700
     Spark Infrastructure Group, Ltd. ...............................         83,944           106,952
    #Specialty Fashion Group, Ltd. ..................................         19,600            12,482
     Spotless Group, Ltd. ...........................................         14,680            30,569
   #*St. Barbara, Ltd. ..............................................          9,666            22,395
    *Straits Resources, Ltd. ........................................         11,702             8,475
     STW Communications Group, Ltd. .................................         15,518            14,943
   #*Sunland Group, Ltd. ............................................         14,139            13,210
    #Super Retail Group, Ltd. .......................................         11,870            67,249
    *Super Retail Group, Ltd. .......................................             38               216
   #*Tap Oil, Ltd. ..................................................         20,587            15,734
    #Tassal Group, Ltd. .............................................          7,976            12,996
     Technology One, Ltd. ...........................................         23,020            26,206
    #Ten Network Holdings, Ltd. .....................................         43,531            42,092
     Thakral Holdings Group, Ltd. ...................................         85,197            46,744


                                      1134

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Tiger Resources, Ltd. ..........................................         13,405   $         6,511
    #Transfield Services, Ltd. ......................................         28,963            69,122
    *Transpacific Industries Group, Ltd. (B0736RR) ..................          9,635             7,565
   #*Transpacific Industries Group, Ltd. (B0736T2) ..................         28,570            22,432
     Troy Resources NL ..............................................          2,843            12,082
     Trust Co., Ltd. (The) ..........................................            659             3,888
    *Unity Mining, Ltd. .............................................         12,000             1,641
   #*UXC, Ltd. ......................................................         17,099             9,803
     Village Roadshow, Ltd. .........................................         10,695            32,366
   #*Virgin Blue Holdings, Ltd. .....................................        110,192            42,963
     Watpac, Ltd. ...................................................          6,412             7,693
    #Western Areas NL ...............................................          7,047            42,419
   #*White Energy Co., Ltd. .........................................          9,723            16,846
     WHK Group, Ltd. ................................................          9,562             8,522
     Wide Bay Australia, Ltd. .......................................            777             6,360
    #Wotif.com Holdings, Ltd. .......................................          5,438            20,955
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                        5,725,406
                                                                                       ---------------
AUSTRIA -- (0.8%)
     Agrana Beteiligungs AG .........................................            319            36,230
     BWT AG .........................................................            472             9,046
    *Constantia Packaging AG Escrow Shares ..........................            275                --
     EVN AG .........................................................          2,083            30,183
     Flughafen Wien AG ..............................................            543            24,406
   #*Intercell AG ...................................................          2,073             5,545
     Lenzing AG .....................................................            350            37,170
     Mayr-Melnhof Karton AG .........................................            840            77,763
     Oberbank AG ....................................................          1,045            67,936
    #Oesterreichischen Post AG ......................................          1,448            43,671
     Palfinger AG ...................................................            904            18,614
     RHI AG .........................................................            833            18,125
     Schoeller-Bleckmann Oilfield Equipment AG ......................            838            66,212
    *Strabag SE .....................................................          1,012            31,118
     Uniqa Versicherungen AG ........................................          4,023            62,608
    #Wienerberger AG ................................................          6,853            82,800
     Zumtobel AG ....................................................          2,862            59,295
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                          670,722
                                                                                       ---------------
BELGIUM -- (1.0%)
     Ackermans & van Haaren NV ......................................          2,011           162,009
    *Agfa-Gevaert NV ................................................         15,370            38,394
     Banque Nationale de Belgique SA ................................             20            63,684
     Barco NV .......................................................            500            27,037
     Compagnie d'Entreprises SA .....................................            280            15,720
     Compagnie Immobiliere de Belgique SA ...........................            200             7,039
     Compagnie Maritime Belge SA ....................................          1,500            35,174
   #*Deceuninck NV ..................................................          6,500            10,205
    *D'ieteren SA ...................................................          1,850           105,281
     Econocom Group SA ..............................................          1,771            31,331
     Elia System Operator SA ........................................          1,248            50,643
    *Euronav SA .....................................................          1,500             6,636
     EVS Broadcast Equipment SA .....................................            477            24,413
     Exmar NV .......................................................          1,500            11,265
     Ion Beam Applications SA .......................................            675             5,268
    *Kinepolis Group NV .............................................            132            10,234
    #Melexis NV .....................................................          1,058            14,878
     Nyrstar NV .....................................................          6,040            52,824
     Omega Pharma SA ................................................          1,200            56,663
     Recticel SA ....................................................          1,421             9,687
     Roularta Media Group NV ........................................            455             9,595
     Sipef NV .......................................................            460            36,304


                                      1135

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BELGIUM -- (Continued)
     Tessenderlo Chemie NV ..........................................          1,592   $        49,397
   #*ThromboGenics NV ...............................................          1,136            29,762
     Van de Velde NV ................................................            393            19,184
                                                                                       ---------------
TOTAL BELGIUM .......................................................                          882,627
                                                                                       ---------------
CANADA -- (10.7%)
    *5N Plus, Inc. ..................................................          2,300            15,576
     Aastra Technologies, Ltd. ......................................            800            12,641
   #*Absolute Software Corp. ........................................          2,400            12,376
    *Advantage Oil & Gas, Ltd. ......................................         10,879            57,738
     Aecon Group, Inc. ..............................................          3,291            29,716
    #AG Growth International, Inc. ..................................             90             2,880
    #AGF Management, Ltd. Class B ...................................          5,044            80,866
     Akita Drilling, Ltd. Class A ...................................          1,200            11,834
    *Alacer Gold Corp. ..............................................         10,187           117,532
     Alamos Gold, Inc. ..............................................          3,100            57,381
    *Alexco Resource Corp. ..........................................          2,700            20,668
    #Algonquin Power & Utilities Corp. ..............................          4,700            26,406
     Alliance Grain Traders, Inc. ...................................            462             9,650
    #AltaGas, Ltd. ..................................................          2,600            76,715
    *Altius Minerals Corp. ..........................................          1,000            11,216
    *Anderson Energy, Ltd. ..........................................          5,100             3,172
    *Angle Energy, Inc. .............................................          2,700            17,391
    *Antrim Energy, Inc. ............................................          6,500             6,978
    *Anvil Mining, Ltd. .............................................          4,200            30,339
    *Argonaut Gold, Inc. ............................................          2,400            14,688
     Astral Media, Inc. Class A .....................................          3,600           123,594
    #Atlantic Power Corp. ...........................................          2,816            37,942
    *Atrium Innovations, Inc. .......................................            831            10,913
    *ATS Automation Tooling System, Inc. ............................          5,060            31,525
    *Aura Minerals, Inc. ............................................          5,100             8,033
   #*AuRico Gold, Inc. ..............................................         14,082           136,334
    *Aurizon Mines, Ltd. ............................................         12,400            70,164
   #*Avion Gold Corp. ...............................................          9,076            19,395
    *AXIA NetMedia Corp. ............................................          4,000             4,414
   #*B2Gold Corp. ...................................................         13,000            47,866
    *Baja Mining Corp. ..............................................            258               248
   #*Ballard Power Systems, Inc. ....................................          3,700             5,494
   #*Bankers Petroleum, Ltd. ........................................         14,456            76,867
    *Bellatrix Exploration, Ltd. ....................................          4,800            22,296
   #*BioExx Specialty Proteins, Ltd. ................................         10,300             3,203
   #*Birchcliff Energy, Ltd. ........................................          4,800            72,813
    *Black Diamond Group, Ltd. ......................................          1,800            28,099
    *BlackPearl Resources, Inc. .....................................         10,525            50,157
     BMTC Group, Inc. Class A .......................................            850            18,505
    *BNK Petroleum, Inc. ............................................          3,400             7,027
    #Bonterra Energy Corp. ..........................................            562            30,323
    *Boralex, Inc. Class A ..........................................          2,200            13,243
   #*Brigus Gold Corp. ..............................................         11,639            15,297
   #*Burcon NutraScience Corp. ......................................            600             4,665
    #Calfrac Well Services, Ltd. ....................................          1,700            52,701
    *Calvalley Petroleum, Inc. Class A ..............................          3,100             4,354
     Canaccord Capital, Inc. ........................................          3,489            33,009
     Canada Bread Co., Ltd. .........................................            800            34,480
    #Canadian Energy Services & Technology Corp. ....................          1,011            12,608
     Canadian Western Bank ..........................................          2,800            80,060
     Canam Group, Inc. Class A ......................................          2,100             8,280
    *Canfor Corp. ...................................................          7,200            72,813
     Canfor Pulp Products, Inc. .....................................          1,143            15,366
    *Cangene Corp. ..................................................          2,500             4,891
     Canyon Services Group, Inc. ....................................          1,400            16,799


                                      1136

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    #Capstone Infrastructure Corp. ..................................          1,494   $         9,128
   #*Capstone Mining Corp. ..........................................         13,215            44,812
    *Cardiome Pharma Corp. ..........................................          2,500             8,277
     Cascades, Inc. .................................................          3,900            17,803
    #Cash Store Financial Services, Inc. (The) ......................            605             5,845
    *Catalyst Paper Corp. ...........................................         24,005             1,565
     Cathedral Energy Services, Ltd. ................................            511             3,435
     CCL Industries, Inc. Class B ...................................          1,500            43,642
    *Celestica, Inc. ................................................         16,300           135,241
    *Celtic Exploration, Ltd. .......................................          3,000            74,312
    *Cequence Energy, Ltd. ..........................................          2,168             9,918
    *China Gold International Resources Corp., Ltd. .................          9,700            29,292
    *Chinook Energy, Inc. ...........................................          1,124             1,759
     Churchill Corp. Class A (The) ..................................          1,045            15,779
    #Cineplex, Inc. .................................................          2,352            62,460
    #CML HealthCare, Inc. ...........................................          4,873            47,373
     Cogeco Cable, Inc. .............................................          1,000            47,585
     Cogeco, Inc. ...................................................            400            18,307
   #*Colossus Minerals, Inc. ........................................          2,400            17,096
    *COM DEV International, Ltd. ....................................          4,500             8,713
    *Compton Petroleum Corp. ........................................             36               226
     Computer Modelling Group, Ltd. .................................            600             8,325
    *Connacher Oil & Gas, Ltd. ......................................         18,200             8,399
    *Constellation Software, Inc. ...................................             96             6,719
     Contrans Group, Inc. Class A ...................................            222             1,581
    *Copper Mountain Mining Corp. ...................................          2,900            15,478
     Corby Distilleries, Ltd. Class A ...............................            900            14,682
    *Corridor Resources, Inc. .......................................          2,900             7,157
    #Corus Entertainment, Inc. Class B ..............................          5,400           103,422
    *Corvus Gold, Inc. ..............................................            630               398
   #*Cott Corp. .....................................................          5,400            37,923
    *Crew Energy, Inc. ..............................................          4,552            50,053
    *Crystallex International Corp. .................................         14,000             2,528
     Davis & Henderson Corp. ........................................          1,266            21,592
    #Daylight Energy, Ltd. ..........................................         10,314           101,924
    *Delphi Energy Corp. ............................................          7,188            15,216
    *Denison Mines Corp. ............................................         13,884            21,869
    *Descartes Systems Group, Inc. (The) ............................          5,100            38,119
    *Detour Gold Corp. ..............................................          2,900            96,012
     Dollarama, Inc. ................................................          1,770            66,627
     Dorel Industries, Inc. Class B .................................          1,600            38,910
   #*DragonWave, Inc. ...............................................          1,751             6,640
    *Duluth Metals, Ltd. ............................................          6,500            17,412
    *Dundee Capital Markets, Inc. ...................................          4,400             3,531
   #*Dundee Precious Metals, Inc. ...................................          4,755            38,164
    *Eastern Platinum, Ltd. .........................................         39,900            26,020
   #*Eco Oro Minerals Corp. .........................................          2,300             5,815
     E-L Financial Corp., Ltd. ......................................             18             7,043
    #Enbridge Income Fund Holdings, Inc. ............................            595            11,264
    *Endeavour Silver Corp. .........................................          4,916            53,315
     Enerflex, Ltd. .................................................          3,109            32,002
     Ensign Energy Services, Inc. ...................................          6,994           105,182
     Equitable Group, Inc. ..........................................            400            10,265
    *Euro Goldfields, Ltd. ..........................................          5,700            64,163
     Evertz Technologies, Ltd. ......................................          3,700            46,624
    *Excellon Resources, Inc. .......................................          9,550             6,132
    *Fairborne Energy, Ltd. .........................................          5,400            19,287
    *First Majestic Silver Corp. ....................................          5,500            93,419
     First National Financial Corp. .................................            600             9,120
    *First Uranium Corp. ............................................          4,800             1,324
    *FirstService Corp. .............................................            915            25,566


                                      1137

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Flint Energy Services, Ltd. ....................................          2,500   $        29,972
    *Forsys Metals Corp. ............................................          2,500             1,731
    *Fortress Paper, Ltd. ...........................................            500            19,192
    *Fortuna Silver Mines, Inc. .....................................          3,900            24,767
    *Galleon Energy, Inc. Class A ...................................          5,400            15,169
    *Garda World Security Corp. Class A .............................            906             7,308
     Genivar, Inc. ..................................................          2,117            48,977
     Gennum Corp. ...................................................          1,400             8,610
     Glacier Media, Inc. ............................................          1,800             3,413
     Gluskin Sheff + Associates, Inc. ...............................          1,000            16,203
   #*GLV, Inc. Class A ..............................................            781             3,448
     GMP Capital, Inc. ..............................................          2,541            18,151
    *Golden Star Resources, Ltd. ....................................         13,100            25,891
    *Gran Tierra Energy, Inc. .......................................         10,925            66,969
    *Grande Cache Coal Corp. ........................................          3,400            33,667
   #*Great Basin Gold, Ltd. .........................................         17,800            25,001
    *Great Canadian Gaming Corp. ....................................          3,200            26,326
   #*Great Panther Silver, Ltd. .....................................          9,200            24,183
     Groupe Aeroplan, Inc. ..........................................         12,000           138,209
    *Guyana Goldfields, Inc. ........................................          1,829            16,074
    *Hanfeng Evergreen, Inc. ........................................          2,400             7,440
    *Harry Winston Diamond Corp. ....................................          3,200            38,782
    *Heroux-Devtek, Inc. ............................................          2,400            16,132
    *High River Gold Mines, Ltd. ....................................         10,580            14,011
     Home Capital Group, Inc. .......................................          1,850            83,670
     Horizon North Logistics, Inc. ..................................          3,300            14,898
     HudBay Minerals, Inc. ..........................................          9,331           102,227
    *Imax Corp. .....................................................          2,381            45,936
    *Imperial Metals Corp. ..........................................          2,500            52,797
   #*IMRIS, Inc. ....................................................          1,500             5,132
    #Innergex Renewable Energy, Inc. ................................          3,810            36,084
    *International Forest Products, Ltd. Class A ....................          3,600            14,880
   #*International Tower Hill Mines, Ltd. ...........................          1,260             6,346
    *Intertape Polymer Group, Inc. ..................................            900             2,664
   #*Ivanhoe Energy, Inc. ...........................................         10,100            12,464
   #*Jaguar Mining, Inc. ............................................          4,030            20,822
     Jean Coutu Group PJC, Inc. Class A (The) .......................          3,375            43,172
    #Just Energy Group, Inc. ........................................          5,779            62,385
    *Keegan Resources, Inc. .........................................          2,901            17,317
    #Killam Properties, Inc. ........................................          2,140            22,994
    *Kingsway Financial Services, Inc. ..............................          2,400             1,710
    *Kirkland Lake Gold, Inc. .......................................          3,200            59,810
    *La Mancha Resources, Inc. ......................................          4,326             9,635
    *Labrador Iron Mines Holdings, Ltd. .............................          1,400             9,691
    *Lake Shore Gold Corp. ..........................................         15,400            22,866
    *Laramide Resources, Ltd. .......................................          1,600             1,509
     Laurentian Bank of Canada ......................................          1,400            64,582
     Le Chateau, Inc. Class A .......................................          1,200             4,454
    *Legacy Oil & Gas, Inc. .........................................          7,800            70,585
    #Leisureworld Senior Care Corp. .................................            571             6,090
     Leon's Furniture, Ltd. .........................................          2,400            28,412
     Linamar Corp. ..................................................          3,100            49,202
    #Liquor Stores N.A., Ltd. .......................................            775            11,274
     MacDonald Dettweiler & Associates, Ltd. ........................          1,243            55,880
   #*MAG Silver Corp. ...............................................          2,486            23,320
     Major Drilling Group International, Inc. .......................          3,600            48,144
     Manitoba Telecom Services, Inc. ................................          1,345            43,086
     Maple Leaf Foods, Inc. .........................................          5,400            61,219
    *Martinrea International, Inc. ..................................          3,500            24,720
    *Maxim Power Corp. ..............................................          1,300             2,674
     MDS, Inc. ......................................................          8,500            74,618


                                      1138

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
   #*Mega Uranium, Ltd. .............................................          2,800   $           899
    *Mercator Minerals, Ltd. ........................................          8,400            17,108
    #Methanex Corp. .................................................          1,326            34,189
    *MI Developments, Inc. ..........................................            492            15,618
    *Midway Energy, Ltd. ............................................          6,100            23,011
    *Minefinders Corp. ..............................................          3,400            48,199
    *Minera Andes, Inc. .............................................         17,100            32,767
   #*Mood Media Corp. ...............................................          5,500            16,443
     Morneau Shepell, Inc. ..........................................          1,601            16,062
     Mosaid Technologies, Inc. ......................................          1,000            45,648
     Mullen Group, Ltd. .............................................          3,498            70,293
    #NAL Energy Corp. ...............................................          7,554            66,919
   #*Nautilus Minerals, Inc. ........................................          5,100            13,559
    *Neo Material Technologies, Inc. ................................          2,450            18,951
     Newalta Corp. ..................................................          1,795            21,268
    *NGEx Resources, Inc. ...........................................            528             1,563
    *Norbord, Inc. ..................................................          1,690            14,853
    *North American Energy Partners, Inc. ...........................          1,500            10,414
   #*North American Palladium, Ltd. .................................          5,795            19,360
     North West Co., Inc. (The) .....................................          1,274            24,004
    *Northern Dynasty Minerals, Ltd. ................................          2,375            19,276
    #Northland Power, Inc. ..........................................          3,254            53,997
   #*NovaGold Resources, Inc. .......................................          4,050            37,178
     Nuvista Energy, Ltd. ...........................................          4,124            25,445
    *OceanaGold Corp. ...............................................          2,372             5,997
   #*Oncolytics Biotech, Inc. .......................................          4,000            18,942
    *Open Range Energy Corp. ........................................          3,184            36,672
    *Pace Oil & Gas, Ltd. ...........................................            525             2,670
    *Paladin Labs, Inc. .............................................            387            14,389
    *Paramount Resources, Ltd. Class A ..............................          2,300            83,693
    #Parkland Fuel Corp. ............................................          3,959            41,228
     Pason Systems, Inc. ............................................          3,100            42,049
    #Perpetual Energy, Inc. .........................................          4,555             7,495
    *Petrobank Energy & Resources, Ltd. .............................          4,852            43,664
     PHX Energy Services Corp. ......................................            700             7,198
    *Pilot Gold, Inc. ...............................................          2,374             3,525
   #*PolyMet Mining Corp. ...........................................          7,263             9,473
     Premium Brands Holdings Corp. ..................................          1,330            20,882
    #Provident Energy, Ltd. .........................................          5,300            48,015
    *QLT, Inc. ......................................................          5,800            39,976
    *Quadra FNX Mining, Ltd. ........................................         10,651           122,886
     Quebecor, Inc. Class B .........................................          3,900           134,989
    *Queenston Mining, Inc. .........................................          2,500            15,250
   #*Questerre Energy Corp. .........................................          6,950             6,973
   #*Ram Power Corp. ................................................          2,670               830
     Reitmans Canada, Ltd. Class A ..................................          4,500            70,564
   #*Resverlogix Corp. ..............................................          1,300             1,513
     Richelieu Hardware, Ltd. .......................................          1,000            26,697
    #Ritchie Brothers Auctioneers, Inc. .............................          6,300           125,400
     Rogers Sugar, Inc. .............................................          5,100            26,658
     RONA, Inc. .....................................................          8,785            84,611
    *Rubicon Minerals Corp. .........................................          8,300            33,641
    *Ruggedcom, Inc. ................................................            981            15,983
    #Russel Metals, Inc. ............................................          4,900           112,773
    *Sabina Gold & Silver Corp. .....................................          5,619            24,353
    *San Gold Corp. .................................................         10,700            22,114
    *Sandvine Corp. .................................................          5,900             9,352
    *Savanna Energy Services Corp. ..................................          4,382            36,973
    *Scorpio Mining Corp. ...........................................          6,390            12,950
   #*Seabridge Gold, Inc. ...........................................            630            14,828
    *Sears Canada, Inc. .............................................            275             4,172


                                      1139

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (Continued)
    *Secure Energy Services, Inc. ...................................          2,930   $        23,075
    *SEMAFO, Inc. ...................................................         12,700            97,472
     ShawCor, Ltd. Class A ..........................................          3,000            71,783
     Sherritt International Corp. ...................................          9,100            52,313
    *Shore Gold, Inc. ...............................................         15,000             7,374
    *Sierra Wireless, Inc. ..........................................          1,200             8,897
    *Silver Standard Resources, Inc. ................................          4,900            95,665
     Silvercorp Metals, Inc. ........................................          8,700            80,912
   #*Southern Pacific Resource Corp. ................................         11,700            17,255
    *SouthGobi Resources, Ltd. ......................................          9,305            77,670
    *Sprott Resource Corp. ..........................................          1,925             8,401
     Sprott Resource Lending Corp. ..................................          6,900             9,899
     Sprott, Inc. ...................................................          1,938            13,630
    *St. Andrew Goldfields, Ltd. ....................................         13,300             7,873
    *Stantec, Inc. ..................................................          2,400            59,016
     Stella-Jones, Inc. .............................................            700            27,923
    #Student Transportation, Inc. ...................................          3,797            23,123
    *Sulliden Gold Corp., Ltd. ......................................         10,800            19,720
    *SunOpta, Inc. ..................................................          3,300            17,514
    #Superior Plus Corp. ............................................          4,400            30,459
   #*Tanzanian Royalty Exploration Corp. ............................          3,400            12,962
    *Taseko Mines, Ltd. .............................................         16,000            58,109
    *Tembec, Inc. ...................................................          1,115             3,580
   #*Theratechnologies, Inc. ........................................          1,400             4,326
   #*Thompson Creek Metals Co., Inc. ................................          9,365            67,272
   #*Timminco, Ltd. .................................................          6,400             1,220
     TMX Group, Inc. ................................................            202             8,876
   #*Torex Gold Resources, Inc. .....................................          3,445             5,253
     Toromont Industries, Ltd. ......................................          3,109            58,328
     Torstar Corp. Class B ..........................................          3,700            38,754
     Total Energy Services, Inc. ....................................            890            12,777
    #Transcontinental, Inc. Class A .................................          3,600            45,869
     TransForce, Inc. ...............................................          3,151            38,030
    *TransGlobe Energy Corp. ........................................          4,200            43,232
    #Trilogy Energy Corp. ...........................................          2,255            76,829
     Trinidad Drilling, Ltd. ........................................          6,200            48,518
     TVA Group, Inc. Class B ........................................          1,200            12,039
    *Twin Butte Energy, Ltd. ........................................          4,408             8,403
    *UEX Corp. ......................................................          6,400             4,751
     Uni-Select, Inc. ...............................................            800            20,804
    #Veresen, Inc. ..................................................          5,338            77,171
    *Vero Energy, Inc. ..............................................          3,031             9,275
   #*Virginia Mines, Inc. ...........................................          1,215            10,239
    *Vitran Corp., Inc. .............................................          1,100             5,352
    #Wajax Corp. ....................................................            911            32,912
     WaterFurnace Renewable Energy, Inc. ............................            300             5,716
     Wesdome Gold Mines, Ltd. .......................................          3,085             7,800
     West Fraser Timber Co., Ltd. ...................................          2,500           107,851
    *Westfire Energy, Ltd. ..........................................          2,900            13,354
   #*Westport Innovations, Inc. .....................................          2,900            87,516
     Wi-Lan, Inc. ...................................................          4,600            34,243
     Winpak, Ltd. ...................................................          2,400            28,292
    *Xtreme Coil Drilling Corp. .....................................          1,900             6,100
     Zargon Oil & Gas, Ltd. .........................................            300             4,235
                                                                                       ---------------
TOTAL CANADA ........................................................                        9,204,590
                                                                                       ---------------
DENMARK -- (0.8%)
    *Alk-Abello A.S. ................................................            193            11,436
    *Alm. Brand A.S. ................................................          7,780            11,280
    *Amagerbanken A.S. ..............................................          6,200                --
     Ambu A.S. Series B .............................................            212             4,871


                                      1140

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
DENMARK -- (Continued)
     Auriga Industries A.S. Series B ................................            950   $        14,643
    *Bang & Olufsen Holdings A.S. ...................................          2,970            34,612
    *Bavarian Nordic A.S. ...........................................            600             4,415
    #D/S Norden A.S. ................................................          1,224            35,698
    *Dalhoff Larsen & Horneman A.S. .................................          1,100             1,670
     DFDS A.S. ......................................................            512            34,104
     East Asiatic Co., Ltd. A.S. ....................................          1,200            28,115
    *Fionia Holding A.S. ............................................            750                --
    *Genmab A.S. ....................................................            953             5,566
     GN Store Nord A.S. .............................................         10,683            78,734
     IC Companys A.S. ...............................................            310             8,219
    *Jyske Bank A.S. ................................................          1,072            31,159
    *NeuroSearch A.S. ...............................................          1,221             4,611
    #NKT Holding A.S. ...............................................          1,466            55,637
     Nordjyske Bank A.S. ............................................            422             5,876
   #*Parken Sport & Entertainment A.S. ..............................            400             6,042
     Per Aarsleff A.S. Series B .....................................            150            11,692
     Ringkjoebing Landbobank A.S. ...................................            188            20,529
     Royal Unibrew A.S. .............................................            500            26,101
     Schouw & Co. A.S. ..............................................          1,700            37,045
     SimCorp A.S. ...................................................            200            34,274
    *Sjaelso Gruppen A.S. ...........................................          1,000               270
     Solar Holdings A.S. Series B ...................................            268            11,038
    *Spar Nord Bank A.S. ............................................          1,650            11,577
    *Sparbank A.S. ..................................................            225             1,421
     Sydbank A.S. ...................................................          3,339            61,834
     Thrane & Thrane A.S. ...........................................            400            18,807
    *TK Development A.S. ............................................          2,549             6,959
    *Topdanmark A.S. ................................................            522            85,947
    *TopoTarget A.S. ................................................         14,000             4,788
    *Vestjysk Bank A.S. .............................................            725             3,938
                                                                                       ---------------
TOTAL DENMARK .......................................................                          712,908
                                                                                       ---------------
FINLAND -- (2.1%)
     Ahlstrom Oyj ...................................................            225             3,879
    #Alma Media Oyj .................................................          4,469            38,931
     Amer Sports Oyj Series A .......................................          8,795           121,113
     Aspo Oyj .......................................................          2,685            25,784
     Cargotec Oyj Series B ..........................................            940            31,456
    *Citycon Oyj ....................................................          4,454            16,403
     Cramo Oyj ......................................................          1,300            15,437
    *Elcoteq SE .....................................................            500               159
    *Elektrobit Corp. Oyj ...........................................          7,600             4,935
    #Elisa Oyj ......................................................          3,753            79,124
    *Finnair Oyj ....................................................          3,800            14,876
    *Finnlines Oyj ..................................................          2,099            21,549
     Fiskars Oyj Abp ................................................          3,740            74,668
     F-Secure Oyj ...................................................          5,200            15,419
    *Glaston Oyj Abp ................................................          4,200             3,458
     HKScan Oyj Series A ............................................          1,550            12,369
     Huhtamaki Oyj ..................................................          4,350            49,697
    #KCI Konecranes Oyj .............................................          3,400            77,389
     Kemira Oyj .....................................................          4,600            63,002
     Kesko Oyj Series B .............................................            389            13,807
     Lassila & Tikanoja Oyj .........................................          2,281            35,574
     Lemminkainen Oyj ...............................................            500            13,964
    *M-real Oyj Series B ............................................          6,143            13,304
    *Neste Oil Oyj ..................................................          4,230            51,179
     Olvi Oyj Series A ..............................................          1,278            27,458
     Oriola-KD Oyj Series B .........................................          3,288             9,144
     Orion Oyj Series A .............................................          3,616            73,656


                                      1141

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
     Orion Oyj Series B .............................................          5,451   $       113,435
    #Outokumpu Oyj ..................................................          5,107            43,165
     Outotec Oyj ....................................................            956            44,379
     PKC Group Oyj ..................................................          1,500            24,828
     Pohjola Bank P.L.C. Series A ...................................          8,736           100,450
     Ponsse Oyj .....................................................          1,180            11,995
     Poyry Oyj ......................................................          3,314            29,914
     Raisio P.L.C. Series V .........................................          4,000            12,915
     Ramirent Oyj ...................................................          2,800            23,966
     Rapala VMC Oyj .................................................          1,900            14,666
     Rautaruukki Oyj Series K .......................................          4,870            51,910
    #Ruukki Group Oyj ...............................................         13,258            17,853
    #Sanoma Oyj .....................................................          5,315            71,307
     Stockmann Oyj Abp Series A .....................................          1,299            26,851
    #Stockmann Oyj Abp Series B .....................................          1,709            30,375
    *Technopolis Oyj ................................................          1,190             5,603
    *Tecnomen Lifetree Oyj ..........................................          5,600             2,687
    #Tieto Oyj ......................................................          3,912            61,937
     Tikkurila Oyj ..................................................          1,149            22,335
     Uponor Oyj Series A ............................................          3,000            31,038
     Vacon Oyj ......................................................            695            34,997
     Vaisala Oyj Series A ...........................................            700            16,863
     Yit Oyj ........................................................          5,529            87,251
                                                                                       ---------------
TOTAL FINLAND .......................................................                        1,788,454
                                                                                       ---------------
FRANCE -- (3.7%)
     Ales Groupe SA .................................................            960            14,742
     ALTEN SA .......................................................          2,004            57,066
    *Altran Technologies SA .........................................          5,342            27,064
     April SA .......................................................          1,417            24,614
    *Arkema SA ......................................................            665            45,193
     Assystem .......................................................            808            14,686
    *Atari SA .......................................................             88               165
     AtoS ...........................................................          3,083           149,047
    *Axway Software SA ..............................................            500            10,239
     Beneteau SA ....................................................          2,000            28,539
     Boiron SA ......................................................            712            20,261
     Bonduelle SCA ..................................................            272            24,560
     Bongrain SA ....................................................            669            47,461
    #Bourbon SA .....................................................          2,882            79,993
    *Bull SA ........................................................          1,837             8,685
     CEGID Group SA .................................................            250             5,846
     Ciments Francais SA ............................................             33             2,915
    *Club Mediterranee SA ...........................................            800            15,122
    *Derichebourg SA ................................................          4,536            18,067
     Electricite de Strasbourg SA ...................................            132            18,967
     Entrepose Contracting SA .......................................            184            20,552
     ESSO SA Francaise ..............................................            197            20,278
     Establissements Maurel et Prom SA ..............................          6,624           133,170
     Euler Hermes SA ................................................            711            51,332
     Faurecia SA ....................................................          2,080            54,996
     Fimalac SA .....................................................            506            21,066
     Gaumont SA .....................................................            129             6,095
    *GFI Informatique SA ............................................          1,729             7,068
     GL Events SA ...................................................            619            15,704
     Groupe Crit SA .................................................            450             9,590
     Groupe Steria SCA ..............................................          1,768            33,722
     Guerbet SA .....................................................            122            11,970
     Guyenne et Gascogne SA .........................................            300            34,366
    *Haulotte Group SA ..............................................          1,014            11,320
     Havas SA .......................................................         26,436           113,806


                                      1142

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     Ingenico SA ....................................................          2,567   $       101,479
    *Ipsen SA .......................................................            366            12,079
     Ipsos SA .......................................................          1,795            58,737
    #Laurent-Perrier SA .............................................            195            20,089
     Lisi SA ........................................................            500            40,345
     M6 Metropole Television SA .....................................          2,898            49,540
    *Manitou BF SA ..................................................          1,600            32,131
     Manutan International SA .......................................            508            26,046
     Mersen SA ......................................................          1,018            39,741
    #Neopost SA .....................................................          1,865           141,847
     Nexans SA ......................................................          2,122           133,479
     Nexity SA ......................................................            825            23,769
     Norbert Dentressangle SA .......................................            170            15,070
    *NRJ Group SA ...................................................          2,200            21,689
     Orpea SA .......................................................            686            29,517
    #PagesJaunes Groupe SA ..........................................            475             2,027
     Pierre & Vacances SA ...........................................            387            15,079
     Plastic Omnium SA ..............................................          1,116            31,026
     Rallye SA ......................................................          1,066            34,083
    *Recylex SA .....................................................          1,500             6,666
     Remy Cointreau SA ..............................................          1,595           130,666
     Rubis SA .......................................................            984            55,919
    *Sa des Ciments Vicat SA ........................................            256            16,730
     Saft Groupe SA .................................................            823            25,006
     Samse SA .......................................................            132            10,951
     Sechilienne SA .................................................          1,311            24,455
     Societe BIC SA .................................................          1,629           145,373
     Societe d'Edition de Canal Plus SA .............................          2,031            12,352
     Societe des Bains de Mer et du Cercle des Etrangers a
        Monaco SA ...................................................            210            11,656
    *Societe Television Francaise 1 SA ..............................          3,659            49,129
   #*Soitec SA ......................................................          6,107            30,476
     Somfy SA .......................................................            212            50,539
     Sopra Group SA .................................................            500            31,707
    *Ste Industrielle d'Aviation Latecoere SA .......................            468             5,706
     STEF-TFE SA ....................................................            287            14,506
    #Sucriere de Pithiviers Le Vieil SA .............................             23            52,550
   #*Technicolor SA .................................................          3,005             8,136
     Teleperformance SA .............................................          2,889            61,000
   #*Theolia SA .....................................................          3,351             4,761
     Toupargel Groupe SA ............................................            390             6,197
     Trigano SA .....................................................          1,363            24,838
    *UbiSoft Entertainment SA .......................................          1,884            11,286
     Valeo SA .......................................................          1,459            73,235
     Viel et Compagnie SA ...........................................          4,111            16,427
    #Vilmorin & Cie SA ..............................................            344            37,787
     Virbac SA ......................................................            328            56,665
     VM Materiaux SA ................................................            186             7,877
     Zodiac Aerospace SA ............................................          2,571           201,589
                                                                                       ---------------
TOTAL FRANCE ........................................................                        3,170,225
                                                                                       ---------------
GERMANY -- (4.1%)
    *Aareal Bank AG .................................................          1,820            36,470
    *ADVA AG Optical Networking .....................................          1,887            11,147
    *Agennix AG .....................................................            310             1,303
    #Aixtron SE .....................................................          5,535            78,370
     AUGUSTA Technologie AG .........................................            189             4,111
     Aurubis AG .....................................................          2,266           127,851
     Baader Bank AG .................................................          2,200             6,646
   #*Balda AG .......................................................            916             6,495
     Bauer AG .......................................................            422             9,731
     Bechtle AG .....................................................            929            34,656


                                      1143

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
     Bertrandt AG ...................................................            316   $        17,720
     Bilfinger Berger SE ............................................          2,546           227,252
     Biotest AG .....................................................            393            22,585
     Carl Zeiss Meditec AG ..........................................          1,674            31,900
     Centrotec Sustainable AG .......................................          1,248            24,214
     Centrotherm Photovoltaics AG ...................................            273             5,151
     Cewe Color Holding AG ..........................................            476            18,508
     Comdirect Bank AG ..............................................          2,500            25,799
   #*Conergy AG .....................................................          7,693             3,291
   #*Constantin Medien AG ...........................................          3,300             6,860
     CTS Eventim AG .................................................          1,358            44,893
    *Curanum AG .....................................................          2,412             7,157
     Deutsche Wohnen AG .............................................          1,296            19,081
    *Deutz AG .......................................................          4,400            27,515
   #*Dialog Semiconductor P.L.C. ....................................          1,017            19,577
    #Douglas Holding AG .............................................          1,917            77,439
     Drillisch AG ...................................................          1,695            19,383
     Duerr AG .......................................................            500            21,799
     DVB Bank SE ....................................................          2,260            73,990
     ElreingKlinger AG ..............................................          1,426            39,348
    *Evotec AG ......................................................          4,738            15,864
     Fielmann AG ....................................................            827            86,893
    #Freenet AG .....................................................          4,311            55,577
     Fuchs Petrolub AG ..............................................          1,203            56,792
    *GAGFAH SA ......................................................          2,491            15,954
     Gerresheimer AG ................................................          1,899            84,158
     Gerry Weber International AG ...................................          1,926            59,793
     GFK SE .........................................................          1,560            72,137
    *Gildemeister AG ................................................          3,323            48,256
    *Grammer AG .....................................................            863            15,814
     Grenkeleasing AG ...............................................            327            17,997
   #*Heidelberger Druckmaschinen AG .................................         12,528            24,609
     Indus Holding AG ...............................................            494            12,892
     Interseroh SE ..................................................            220            15,431
   #*IVG Immobilien AG ..............................................          6,804            30,323
    *Jenoptik AG ....................................................          3,249            21,468
     Kloeckner & Co. SE .............................................          3,493            52,062
     Koenig & Bauer AG ..............................................          1,126            17,650
     Kontron AG .....................................................          2,224            15,741
    #Krones AG ......................................................            792            40,374
     KSB AG .........................................................             31            19,639
   #*Kuka AG ........................................................          1,360            25,877
     KWS Saat AG ....................................................            150            30,588
     Leoni AG .......................................................          1,605            67,005
    #LPKF Laser & Electronics AG ....................................            984            13,919
   #*Manz AG ........................................................             20               602
     MLP AG .........................................................          3,534            23,774
    *Morphosys AG ...................................................          1,083            26,385
     MTU Aero Engines Holding AG ....................................          1,946           130,314
     MVV Energie AG .................................................            364            12,075
     Nemetschek AG ..................................................            707            27,187
   #*Nordex SE ......................................................          1,260             7,791
     Pfeiffer Vacuum Technology AG ..................................            432            43,660
   #*Pfleiderer AG ..................................................          3,100             1,639
     PNE Wind AG ....................................................          4,418             9,954
    *QSC AG .........................................................          2,060             6,772
     Rational AG ....................................................            151            34,765
     Renk AG ........................................................            457            42,635
     Repower Systems SE .............................................             62            12,272
     Rheinmetall AG .................................................          1,941           102,939
     Rhoen-Klinikum AG ..............................................          7,370           147,057


                                      1144

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
    *SAF-Holland SA .................................................            919   $         5,667
     Sartorius AG ...................................................            335            14,960
    *Sedo Holding AG ................................................          1,033             3,152
    *Senator Entertainment AG .......................................            140                92
   #*SGL Carbon SE ..................................................          2,674           166,197
    *Singulus Technologies AG .......................................            831             3,161
     Sixt AG ........................................................          1,800            37,807
   #*Sky Deutschland AG .............................................         22,676            66,820
     Software AG ....................................................          1,489            61,666
    #Solarworld AG ..................................................          3,956            19,305
   #*Solon SE .......................................................            507               927
     Stada Arzneimittel AG ..........................................          4,339           104,816
     STINAG Stuttgart Invest AG .....................................          1,000            22,074
     Symrise AG .....................................................          6,477           167,657
    *TAG Immobilien AG ..............................................            424             3,620
     Takkt AG .......................................................          1,500            19,077
    *Technotrans AG .................................................            637             4,186
   #*TUI AG .........................................................          3,506            22,869
     Vossloh AG .....................................................            727            76,004
     VTG AG .........................................................            287             5,755
     Wincor Nixdorf AG ..............................................          1,480            82,877
     Wirecard AG ....................................................          3,775            60,045
                                                                                       ---------------
TOTAL GERMANY .......................................................                        3,545,610
                                                                                       ---------------
GREECE -- (0.5%)
    *Agricultural Bank of Greece S.A. ...............................          1,353               452
    *Alpha Bank A.E. ................................................          9,330            12,408
    *Anek Lines S.A. ................................................          5,508               747
    *Astir Palace Hotels S.A. .......................................          2,100             5,499
    *Attica Bank S.A. ...............................................          5,715             1,774
    *Bank of Cyprus Public Co., Ltd. S.A. ...........................          8,689            11,899
     Bank of Greece S.A. ............................................          1,143            23,391
    *EFG Eurobank Ergasias S.A. .....................................          6,049             5,555
     Ellaktor S.A. ..................................................          9,312            17,338
     EYDAP Athens Water Supply & Sewage Co. S.A. ....................          1,743             7,162
    *Folli Follie Group S.A. ........................................            754             9,080
    *Forthnet S.A. ..................................................          5,680             1,237
    *Fourlis Holdings S.A. ..........................................          2,390            10,296
     Frigoglass S.A. ................................................            937             7,369
     GEK Terna S.A. .................................................          4,087             5,631
    *Geniki Bank S.A. ...............................................          1,124               441
    *Halkor S.A. ....................................................          2,770             2,571
     Hellenic Exchanges S.A. ........................................          1,918             9,369
     Hellenic Petroleum S.A. ........................................          2,760            24,185
    *Heracles General Cement Co. S.A. ...............................          5,120            14,698
    *Iaso S.A. ......................................................          3,087             3,150
    *Intracom Holdings S.A. .........................................          5,500             1,905
     Intralot S.A.-Integrated Lottery Systems & Services ............          5,249             7,542
     J&P-Avax S.A. ..................................................          3,100             3,261
     JUMBO S.A. .....................................................          1,458             7,902
    *Lambrakis Press S.A. ...........................................          6,399               964
    *Marfin Investment Group S.A. ...................................         20,116            10,902
    *Marfin Popular Bank PCL ........................................         35,692            12,172
     Metka S.A. .....................................................          1,850            17,302
    *Michaniki S.A. .................................................          3,160               602
     Motor Oil (Hellas) Corinth Refineries S.A. .....................          2,329            20,954
    *Mytilineos Holdings S.A. .......................................          4,410            20,382
    *Piraeus Bank S.A. ..............................................          8,207             2,341
     Public Power Corp. S.A. ........................................          2,473            21,092
     S&B Industrial Minerals S.A. ...................................          1,686             9,191
    *Sidenor Steel Products Manufacturing Co. S.A. ..................          2,262             5,523


                                      1145

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GREECE -- (Continued)
    *Technical Olympic S.A. .........................................          1,375   $         2,525
     Titan Cement Co. S.A. ..........................................          3,511            67,805
    *TT Hellenic Postbank S.A. ......................................         10,394             5,122
    *Viohalco S.A. ..................................................          9,200            41,376
                                                                                       ---------------
TOTAL GREECE ........................................................                          433,115
                                                                                       ---------------
HONG KONG -- (1.9%)
     Alco Holdings, Ltd. ............................................         68,000            21,363
     Allied Group, Ltd. .............................................         17,600            45,062
     Allied Properties (H.K.), Ltd. .................................        219,416            30,291
    *Apac Resources, Ltd. ...........................................        320,000            11,765
   #*Artel Solutions Group Holdings, Ltd. ...........................        250,000             4,729
     Asia Financial Holdings, Ltd. ..................................         54,874            20,164
     Asia Satellite Telecommunications Holdings, Ltd. ...............         11,500            21,412
     Asia Standard International Group, Ltd. ........................         24,940             4,133
     Associated International Hotels, Ltd. ..........................         28,000            55,692
     Bonjour Holdings, Ltd. .........................................         56,000             8,850
     Cafe de Coral Holdings, Ltd. ...................................         20,000            45,287
     Century City International Holdings, Ltd. ......................         43,340             2,806
     Champion Technology Holdings, Ltd. .............................         87,828             1,255
     Chen Hsong Holdings, Ltd. ......................................         30,000            11,753
     Chevalier International Holdings, Ltd. .........................          4,000             4,455
    *China Electronics Corp. Holdings Co., Ltd. .....................         68,000             4,998
    *China Energy Development Holdings, Ltd. ........................        162,000             2,257
     China Overseas Grand Oceans Group, Ltd. ........................         12,000             9,153
    *China Public Procurement, Ltd. .................................         72,000                --
    *China Solar Energy Holdings, Ltd. ..............................        330,000             2,815
    *China Strategic Holdings, Ltd. .................................        245,000             5,615
    *China WindPower Group, Ltd. ....................................        210,000             9,846
     China-Hongkong Photo Products Holdings, Ltd. ...................         90,000             6,286
     Chong Hing Bank, Ltd. ..........................................         11,000            20,470
     Citic Telecom International Holdings, Ltd. .....................         55,000            12,194
     City Telecom, Ltd. .............................................         32,239            15,373
     CK Life Sciences International Holdings, Inc. ..................        152,000             6,578
    *Cosway Corp., Ltd. .............................................        105,000            13,829
    *CP Lotus Corp., Ltd. ...........................................        290,000             8,113
     Cross-Harbour Holdings, Ltd. (The) .............................         30,658            24,297
     CSI Properties, Ltd. ...........................................        190,000             4,659
    *CST Mining Group, Ltd. .........................................      1,088,000            15,084
    *Culture Landmark Investment, Ltd. ..............................        320,000             4,513
     Dah Sing Banking Group, Ltd. ...................................         16,400            15,956
     Dah Sing Financial Holdings, Ltd. ..............................          8,650            26,798
   #*Dejin Resources Group Co., Ltd. ................................        160,000             1,668
     Dickson Concepts International, Ltd. ...........................         14,500             8,320
     DVN Holdings, Ltd. .............................................         68,000             2,505
     Dynamic Holdings, Ltd. .........................................         20,000             3,139
    *EganaGoldpfeil Holdings, Ltd. ..................................         85,130                --
     Emperor International Holdings, Ltd. ...........................        100,333            16,651
    #Emperor Watch & Jewellery, Ltd. ................................        130,000            21,163
    *EPI Holdings, Ltd. .............................................            713                17
     EVA Precision Industrial Holdings, Ltd. ........................         36,000             9,297
     Far East Consortium International, Ltd. ........................         48,560             8,436
     Fountain SET Holdings, Ltd. ....................................         28,000             3,405
     Get Nice Holdings, Ltd. ........................................        150,000             6,666
     Giordano International, Ltd. ...................................         66,000            49,532
     Glorious Sun Enterprises, Ltd. .................................         48,000            15,713
     Goldin Financial Holdings, Ltd. ................................         60,000             6,158
    *Goldin Properties Holdings, Ltd. ...............................         42,000            14,428
    *Grande Holdings, Ltd. ..........................................         28,000             1,478
    *G-Resources Group, Ltd. ........................................        801,000            48,313
     Haitong International Securities Group, Ltd. ...................          8,077             3,149


                                      1146

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Hang Ten Group Holdings, Ltd. ..................................             93   $            20
     Harbour Centre Development, Ltd. ...............................         13,500            15,009
     HKR International, Ltd. ........................................         34,533            14,278
     Hong Kong Ferry Holdings, Ltd. .................................         12,000             9,376
     Hongkong Chinese, Ltd. .........................................         90,000            14,278
     Hung Hing Printing Group, Ltd. .................................         29,815             7,063
     Hutchison Harbour Ring, Ltd. ...................................        162,000            13,824
    *I-Cable Communications, Ltd. ...................................         34,000             2,058
    *Jinchuan Group International Resources Co., Ltd. ...............          8,000             1,846
     K Wah International Holdings, Ltd. .............................         62,078            16,777
    *King Stone Energy Group, Ltd. ..................................         59,000             6,203
     Kingston Financial Group, Ltd. .................................        122,000            12,953
    *Kowloon Development Co., Ltd. ..................................         14,000            13,471
    *Lai Sun Development Co., Ltd. ..................................        625,000            13,061
     Lee & Man Handbags, Ltd. .......................................         22,000             1,586
    #Lee & Man Holdings, Ltd. .......................................         22,000            14,867
     Lippo China Resources, Ltd. ....................................        586,000            13,417
     Liu Chong Hing Investment, Ltd. ................................         18,000            17,117
     Lung Kee (Bermuda) Holdings, Ltd. ..............................         26,000            13,745
     Magnificent Estates, Ltd. ......................................        336,000            10,683
     Melco International Development, Ltd. ..........................         62,000            49,558
    #Midland Holdings, Ltd. .........................................         34,000            16,630
     Ming Fai International Holdings, Ltd. ..........................         44,000             6,404
    *Ming Fung Jewellery Group, Ltd. ................................        100,000             7,204
     Miramar Hotel & Investment Co., Ltd. ...........................         20,000            21,102
    *Nan Nan Resources Enterprise, Ltd. .............................         32,000             3,314
     Neo-Neon Holdings, Ltd. ........................................         25,000             4,270
    *New Times Energy Corp., Ltd. ...................................        464,000             2,898
     Neway Group Holdings, Ltd. .....................................        230,000             2,387
     NewOcean Green Energy Holdings, Ltd. ...........................         42,000             8,325
    *Next Media, Ltd. ...............................................         38,000             3,299
    *Norstar Founders Group, Ltd. ...................................         56,000                --
    *Orange Sky Golden Harvest Entertainment Holdings, Ltd. .........        115,000             5,553
     Pacific Andes International Holdings, Ltd. .....................         56,000             5,418
     Pacific Basin Shipping, Ltd. ...................................        117,000            53,349
    *Pacific Century Premium Developments, Ltd. .....................         60,000             9,086
     Pacific Textile Holdings, Ltd. .................................         29,000            16,319
     Paliburg Holdings, Ltd. ........................................         26,000             8,182
     Pearl Oriental Innovation, Ltd. ................................         57,600             5,866
     Pico Far East Holdings, Ltd. ...................................         96,000            17,092
     Polytec Asset Holdings, Ltd. ...................................         30,000             2,626
     Public Financial Holdings, Ltd. ................................         24,000            10,153
     PYI Corp., Ltd. ................................................        169,839             5,217
     Regal Hotels International Holdings, Ltd. ......................         29,000             9,663
    *Rising Development Holdings, Ltd. ..............................         30,000             3,986
     Samling Global, Ltd. ...........................................        130,000             7,473
     SEA Holdings, Ltd. .............................................         38,000            16,771
     Shun Tak Holdings, Ltd. ........................................         48,000            22,481
     Sing Tao News Corp., Ltd. ......................................         14,000             2,202
     Singamas Container Holdings, Ltd. ..............................         90,000            20,208
    *Sino-Tech International Holdings, Ltd. .........................        100,000             1,156
     SmarTone Telecommunications Holdings, Ltd. .....................         16,000            29,592
     SOCAM Development, Ltd. ........................................         12,127            11,574
    *Solomon Systech International, Ltd. ............................         58,000             1,524
    *South China Land, Ltd. .........................................        192,000             2,841
     Sun Hung Kai & Co., Ltd. .......................................         29,464            17,193
     Tai Cheung Holdings, Ltd. ......................................         25,000            17,277
     Texwinca Holdings, Ltd. ........................................         30,000            38,007
    *Theme International Holdings, Ltd. .............................        100,000             3,646
   #*Titan Petrochemicals Group, Ltd. ...............................        160,000             6,306
     Transport International Holdings, Ltd. .........................         15,200            31,044


                                      1147

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     United Laboratories International Holdings, Ltd. (The) .........         10,000   $         7,718
     Upbest Group, Ltd. .............................................         74,000             6,221
    #Value Partners Group, Ltd. .....................................         53,000            30,498
     Varitronix International, Ltd. .................................         20,009             9,110
     Victory City International Holdings, Ltd. ......................         36,937             3,979
     Vitasoy International Holdings, Ltd. ...........................         56,000            39,531
    *VST Holdings, Ltd. .............................................         28,000             4,455
    *Wah Nam International Holdings, Ltd. ...........................        256,330            21,722
     Wai Kee Holdings, Ltd. .........................................         52,000             8,732
     Wing On Co. International, Ltd. ................................         18,000            35,791
     Wing Tai Properties, Ltd. ......................................          6,000             2,080
                                                                                       ---------------
TOTAL HONG KONG .....................................................                        1,606,554
                                                                                       ---------------
IRELAND -- (0.9%)
    *Aer Lingus Group P.L.C. ........................................         12,225            12,180
     C&C Group P.L.C. ...............................................         14,868            59,880
     DCC P.L.C. (0242493) ...........................................          3,673           101,812
     DCC P.L.C. (4189477) ...........................................          1,973            54,587
     FBD Holdings P.L.C. ............................................          1,308            11,681
     Glanbia P.L.C. .................................................         12,578            81,829
    *Governor & Co. of the Bank of Ireland P.L.C. (The) .............          3,978               560
     Grafton Group P.L.C. ...........................................          7,308            28,198
     Greencore Group P.L.C. .........................................         13,794            13,917
    *Independent News & Media P.L.C. ................................          4,506             1,732
     Irish Continental Group P.L.C. .................................          1,460            29,838
    *Kenmare Resources P.L.C. (0487948) .............................         50,648            33,511
    *Kenmare Resources P.L.C. (4490737) .............................            360               233
     Kingspan Group P.L.C. ..........................................          7,161            63,684
     Paddy Power P.L.C. (0258810) ...................................          1,777            98,382
     Paddy Power P.L.C. (4828974) ...................................          1,228            67,548
    *Smurfit Kappa Group P.L.C. .....................................          5,186            35,563
     United Drug P.L.C. .............................................         18,534            57,745
                                                                                       ---------------
TOTAL IRELAND .......................................................                          752,880
                                                                                       ---------------
ISRAEL -- (0.5%)
    *Africa Israel Investments, Ltd. ................................          1,516             6,154
    *AudioCodes, Ltd. ...............................................          1,200             4,262
    *Clal Biotechnology Industries, Ltd. ............................          3,640            19,081
     Clal Industries & Investments, Ltd. ............................          3,834            18,077
     Clal Insurance Enterprises Holdings, Ltd. ......................          1,159            20,156
     Delek Automotive Systems, Ltd. .................................            898             6,876
    *EZchip Semiconductor, Ltd. .....................................            203             7,248
    *First International Bank of Israel, Ltd. .......................            990            10,317
     Frutarom Industries, Ltd. ......................................          1,750            16,085
    *Given Imaging, Ltd. ............................................            364             5,574
    *Hadera Paper, Ltd. .............................................            146             7,074
     Harel Insurance Investments & Finances, Ltd. ...................            720            31,136
    *Hot Telecommunications Systems, Ltd. ...........................          1,151            15,114
    *Israel Discount Bank, Ltd. Series A ............................         21,880            36,166
     Ituran Location & Control, Ltd. ................................            828            10,770
    *Jerusalem Oil Exploration, Ltd. ................................            249             3,855
     Matrix IT, Ltd. ................................................          1,899             9,781
    *Mellanox Technologies, Ltd. ....................................          1,057            33,525
    *Menorah Mivtachim Holdings, Ltd. ...............................          1,117            10,064
     Migdal Insurance & Financial Holding, Ltd. .....................         14,636            21,115
    *Oil Refineries, Ltd. ...........................................         37,978            21,786
     Ormat Industries, Ltd. .........................................          2,690            16,316
     Osem Investments, Ltd. .........................................            651             9,019
     Paz Oil Co., Ltd. ..............................................            186            26,419
     Phoenix Holdings, Ltd. (The) ...................................          4,361            11,957
     Rami Levi Chain Stores Hashikma Marketing 2006, Ltd. ...........            415            13,629


                                      1148

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
    *Retalix, Ltd. ..................................................            608   $         9,016
     Shikun & Binui, Ltd. ...........................................          5,366            10,632
    *Strauss Group, Ltd. ............................................            534             7,013
     Super-Sol, Ltd. Series B .......................................          4,123            17,786
    *Tower Semiconductor, Ltd. ......................................          6,696             5,361
                                                                                       ---------------
TOTAL ISRAEL ........................................................                          441,364
                                                                                       ---------------
ITALY -- (2.5%)
     ACEA SpA .......................................................          3,393            25,725
     Acegas-APS SpA .................................................          1,710             8,900
    *Aedes SpA ......................................................          2,841               329
     Amplifon SpA ...................................................          2,320            11,147
     Ansaldo STS SpA ................................................          3,930            41,578
     Arnoldo Mondadori Editore SpA ..................................          7,418            15,235
     Astaldi SpA ....................................................          3,158            18,589
     Autogrill SpA ..................................................          6,097            70,515
     Azimut Holding SpA .............................................          8,914            69,483
     Banca Generali SpA .............................................          2,496            24,955
     Banca Piccolo Credito Valtellinese Scarl .......................          9,996            28,988
    #Banca Popolare dell'Emilia Romagna Scarl .......................          2,629            21,197
    *Banca Popolare dell'Etruria e del Lazio Scarl ..................          2,881             5,658
   #*Banca Popolare di Milano Scarl .................................         13,643             8,396
     Banca Popolare di Sondrio Scarl ................................          8,589            65,523
     Banca Profilo SpA ..............................................         12,870             5,019
     Banco di Desio e della Brianza SpA .............................          5,000            21,385
    #Benetton Group SpA .............................................          3,983            22,916
     Brembo SpA .....................................................          1,837            19,556
   #*Buzzi Unicem SpA ...............................................          4,209            38,483
    #C.I.R. SpA - Compagnie Industriali Riunite .....................         26,265            52,512
     Caltagirone Editore SpA ........................................          3,000             5,346
    *Carraro SpA ....................................................          1,070             3,440
     Cementir Holding SpA ...........................................          2,366             5,544
    *Class Editore SpA ..............................................          3,300             1,547
     Credito Artigiano SpA ..........................................          3,415             4,252
     Credito Bergamasco SpA .........................................            555            15,476
     Credito Emiliano SpA ...........................................          5,091            21,655
     Danieli & Co. SpA ..............................................          2,142            54,280
     Davide Campari - Milano SpA ....................................         16,992           131,271
     De Longhi SpA ..................................................          4,801            52,466
     DiaSorin SpA ...................................................          1,751            56,681
    #ERG SpA ........................................................          3,547            43,640
     Esprinet SpA ...................................................          1,098             4,497
    #Falck Renewables SpA ...........................................          2,864             3,257
    *Gemina SpA .....................................................         34,444            29,319
    #Geox SpA .......................................................          3,764            15,014
     Gruppo Editoriale L'Espresso SpA ...............................          7,849            13,864
     Hera SpA .......................................................         44,932            73,468
     Immsi SpA ......................................................          8,658             7,494
     Impregilo SpA ..................................................         16,957            49,875
     Indesit Co. SpA ................................................          2,500            17,069
     Industria Macchine Automatiche SpA .............................          1,436            28,127
     Intek SpA ......................................................          6,063             3,219
     Interpump Group SpA ............................................          2,893            18,552
     Iren SpA .......................................................         16,820            20,345
    #Italcementi SpA ................................................          4,664            31,016
     Italmobiliare SpA ..............................................            273             7,645
     KME Group SpA ..................................................         17,854             8,085
    #Landi Renzo SpA ................................................          1,740             3,550
    *Lottomatica SpA ................................................          2,762            52,726
    #Maire Tecnimont SpA ............................................         16,000            26,377
   #*Mariella Burani SpA ............................................            427                --


                                      1149

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     MARR SpA .......................................................          2,435   $        26,114
    *Mediolanum SpA .................................................         10,473            40,138
    *Milano Assicurazioni SpA .......................................         20,783             8,863
     Piaggio & C. SpA ...............................................          3,732            12,403
    #Pirelli & Co. SpA ..............................................         14,279           126,018
    *Prelios SpA ....................................................         34,449            10,110
    *Premafin Finanziaria SpA .......................................         21,959             7,126
     Prysmian SpA ...................................................          8,904           134,603
     Recordati SpA ..................................................          9,617            83,722
     Sabaf SpA ......................................................            217             4,162
     SAES Getters SpA ...............................................            616             5,264
    *Safilo Group SpA ...............................................            587             4,864
    *Saras SpA ......................................................          8,610            14,158
     Societa Cattolica di Assicurazioni Scrl ........................          2,483            55,272
     Societa Iniziative Autostradali e Servizi SpA ..................          5,499            45,447
     Sogefi SpA .....................................................          3,015            10,439
     Sol SpA ........................................................          2,651            16,588
    *Sorin SpA ......................................................         10,530            22,010
   #*Telecom Italia Media SpA .......................................          3,441               797
   #*Tiscali SpA ....................................................        110,959             7,668
     Tod's SpA ......................................................          1,030           102,815
    #Trevi Finanziaria SpA ..........................................            999            11,139
    *Unipol Gruppo Finanziario SpA ..................................          6,754             2,769
     Vianini Lavori SpA .............................................          3,006            16,363
     Vittoria Assicurazioni SpA .....................................          2,848            12,067
    *Yoox SpA .......................................................            619             8,864
     Zignago Vetro SpA ..............................................          1,724            11,477
                                                                                       ---------------
TOTAL ITALY .........................................................                        2,186,446
                                                                                       ---------------
JAPAN -- (20.7%)
    #Accordia Golf Co., Ltd. ........................................             29            21,351
     Achilles Corp. .................................................          6,000             8,321
     Adeka Corp. ....................................................          5,200            52,004
    *Aderans Co., Ltd. ..............................................          2,400            24,650
     Advan Co., Ltd. ................................................          2,000            18,171
     Aeon Delight Co., Ltd. .........................................            600            12,076
     Aeon Fantasy Co., Ltd. .........................................          1,152            16,203
     Ahresty Corp. ..................................................            700             4,285
     Ai Holdings Corp. ..............................................          3,200            13,415
     Aica Kogyo Co., Ltd. ...........................................          3,000            40,584
     Aichi Bank, Ltd. (The) .........................................            600            33,301
     Aichi Machine Industry Co., Ltd. ...............................          5,000            15,371
     Aichi Steel Corp. ..............................................          7,000            36,804
    #Aichi Tokei Denki Co., Ltd. ....................................          3,000             9,336
     Aida Engineering, Ltd. .........................................          4,000            19,961
     Aiphone Co., Ltd. ..............................................          1,100            19,208
    #Akebono Brake Industry Co., Ltd. ...............................          4,000            19,027
     Akita Bank, Ltd. (The) .........................................         15,000            42,976
     Alpine Electronics, Inc. .......................................          2,900            34,054
     Alps Electric Co., Ltd. ........................................          6,200            46,686
     Alps Logistics Co., Ltd. .......................................          1,000             9,044
     Amano Corp. ....................................................          3,000            25,251
     Ando Corp. .....................................................          7,000             9,036
    #Anritsu Corp. ..................................................          5,000            56,533
     AOC Holdings, Inc. .............................................          1,800            10,328
    #AOI Electronic Co., Ltd. .......................................            900            12,157
     AOKI Holdings, Inc. ............................................          1,600            21,320
     Aomori Bank, Ltd. (The) ........................................         13,000            37,490
     Aoyama Trading Co., Ltd. .......................................          3,200            50,549
     Arakawa Chemical Industries, Ltd. ..............................          1,800            14,981
    #Arcs Co., Ltd. .................................................          1,200            21,365


                                      1150

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Ariake Japan Co., Ltd. .........................................            900   $        15,603
    #Arisawa Manufacturing Co., Ltd. ................................          1,000             4,444
    #Arnest One Corp. ...............................................          1,200            11,839
     As One Corp. ...................................................            990            18,917
     Asahi Diamond Industrial Co., Ltd. .............................          5,000            73,630
     Asahi Holdings, Inc. ...........................................          1,100            21,619
     Asahi Kogyosha Co., Ltd. .......................................          3,000            12,275
     Asahi Organic Chemicals Industry Co., Ltd. .....................          3,000             7,752
    *ASAHI TEC CORP .................................................         80,000            23,368
    #Asatsu-DK, Inc. ................................................          1,200            28,163
    *Ashimori Industry Co., Ltd. ....................................          3,000             4,001
     ASKA Pharmaceutical Co., Ltd. ..................................          2,000            14,521
     ASKUL Corp. ....................................................          1,100            15,683
     Asunaro Aoki Construction Co., Ltd. ............................          4,000            20,241
     Atsugi Co., Ltd. ...............................................         15,000            17,656
     Autobacs Seven Co., Ltd. .......................................            700            32,054
     Avex Group Holdings, Inc. ......................................          1,300            15,380
    #Awa Bank, Ltd. (The) ...........................................          5,000            33,232
     Bando Chemical Industries, Ltd. ................................          5,000            19,422
     Bank of Iwate, Ltd. (The) ......................................            700            31,767
     Bank of Nagoya, Ltd. (The) .....................................          8,000            25,319
     Bank of Okinawa, Ltd. (The) ....................................          1,100            43,914
     Bank of Saga, Ltd. (The) .......................................          6,000            14,223
     Bank of the Ryukyus, Ltd. ......................................          4,000            48,917
     Belluna Co., Ltd. ..............................................          1,400            10,939
    *Best Denki Co., Ltd. ...........................................          2,500             6,837
     BML, Inc. ......................................................            500            12,040
     Bookoff Corp. ..................................................          1,000             8,248
     CAC Corp. ......................................................          1,700            12,522
     Calsonic Kansei Corp. ..........................................          6,000            35,208
     Canon Electronics, Inc. ........................................          1,500            36,476
     Capcom Co., Ltd. ...............................................          2,300            60,169
     Cawachi, Ltd. ..................................................            800            15,204
     Central Glass Co., Ltd. ........................................         11,000            49,172
   #*CHI Group Co., Ltd. ............................................            400             1,039
    *Chiba Kogyo Bank, Ltd. (The) ...................................          3,200            17,392
     Chiyoda Co., Ltd. ..............................................          1,700            30,041
     Chofu Seisakusho Co., Ltd. .....................................          1,800            45,905
     Chori Co., Ltd. ................................................          5,000             5,501
     Chuetsu Pulp & Paper Co., Ltd. .................................          8,000            12,154
    *Chugai Mining Co., Ltd. ........................................          5,000             1,271
     Chugai Ro Co., Ltd. ............................................          7,000            20,574
     Chugoku Marine Paints, Ltd. ....................................          4,000            28,154
     Chukyo Bank, Ltd. (The) ........................................          7,000            16,712
     Chuo Spring Co., Ltd. ..........................................          5,000            16,993
     Circle K Sunkus Co., Ltd. ......................................          1,800            29,347
     CKD Corp. ......................................................          2,000            13,428
   #*Clarion Co., Ltd. ..............................................         13,000            22,016
     Cleanup Corp. ..................................................          2,000            11,931
   #*CMK Corp. ......................................................          2,000             7,322
     Coca-Cola Central Japan Co., Ltd. ..............................          1,500            19,908
     Cocokara fine, Inc. ............................................            879            21,850
    #Colowide Co., Ltd. .............................................          4,200            27,134
     Computer Engineering & Consulting, Ltd. ........................          1,500             7,014
     COMSYS Holdings Corp. ..........................................          5,200            50,899
     Corona Corp. ...................................................          1,300            22,632
     Cosel Co., Ltd. ................................................          1,600            22,335
     Cosmos Pharmaceutical Corp. ....................................            500            23,192
    #Cybozu, Inc. ...................................................             41             8,860
     Dai Nippon Toryo, Ltd. .........................................         11,000            11,338
     Daibiru Corp. ..................................................          2,500            16,888


                                      1151

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Dai-Dan Co., Ltd. ..............................................          3,000   $        19,557
    #Daido Metal Co., Ltd. ..........................................          3,000            30,672
   #*Daiei, Inc. (The) ..............................................          3,400            12,896
     Daifuku Co., Ltd. ..............................................          5,000            25,939
     Daihen Corp. ...................................................         11,000            37,674
   #*Daiichi Chuo K.K. ..............................................          4,000             5,386
     Daiichi Jitsugyo Co., Ltd. .....................................          4,000            16,228
     Daiken Corp. ...................................................          9,000            27,475
     Daiki Aluminium Industry Co., Ltd. .............................          3,000             9,866
     Daiko Clearing Services Corp. ..................................          1,000             3,080
     Daikoku Denki Co., Ltd. ........................................            900             8,059
    *Daikyo, Inc. ...................................................         12,000            20,457
     Dainichiseika Colour & Chemicals Manufacturing Co., Ltd. .......          4,000            17,968
     Daio Paper Corp. ...............................................          6,000            45,098
     Daisan Bank, Ltd. (The) ........................................          8,000            16,852
     Daiseki Co., Ltd. ..............................................          1,430            26,149
     Daishi Bank, Ltd. (The) ........................................         11,000            35,003
     Daisyo Corp. ...................................................          1,600            18,941
     Daito Bank, Ltd. (The) .........................................         10,000             7,093
     Daiwa Industries, Ltd. .........................................          3,000            14,815
    #Daiwabo Holdings Co., Ltd. .....................................          8,000            18,776
     DCM Holdings Co., Ltd. .........................................          5,100            40,791
    #Denki Kogyo Co., Ltd. ..........................................          3,000            11,363
     Denyo Co., Ltd. ................................................          2,000            28,513
     Descente, Ltd. .................................................          5,000            28,261
     Doutor Nichires Holdings Co., Ltd. .............................          2,212            26,445
     Dr. Ci:Labo Co., Ltd. ..........................................              3            16,141
     DTS Corp. ......................................................          1,200            14,128
     Duskin Co., Ltd. ...............................................          2,300            44,695
    #Dwango Co., Ltd. ...............................................             10            17,717
     Dydo Drinco, Inc. ..............................................            500            18,993
    #eAccess, Ltd. ..................................................            126            34,029
     Eagle Industry Co., Ltd. .......................................          2,000            22,308
    *Earth Chemical Co., Ltd. .......................................            700            25,481
    #Edion Corp. ....................................................          5,000            40,006
     Ehime Bank, Ltd. (The) .........................................          6,000            17,340
     Eighteenth Bank, Ltd. (The) ....................................          6,000            15,361
     Eiken Chemical Co., Ltd. .......................................          2,000            25,296
     Eizo Nanao Corp. ...............................................            600            11,503
   #*Elpida Memory, Inc. ............................................          8,500            52,836
    #Enplas Corp. ...................................................            700            14,928
     ESPEC Corp. ....................................................          2,000            12,546
     Exedy Corp. ....................................................          1,400            40,559
     Fancl Corp. ....................................................          2,700            37,682
     FCC Co., Ltd. ..................................................          1,200            25,354
    *FDK Corp. ......................................................          7,000             7,443
    *FIDEA Holdings Co., Ltd. .......................................          2,800             7,315
     Foster Electric Co., Ltd. ......................................          2,000            29,287
     FP Corp. .......................................................            400            25,465
    #France Bed Holdings Co., Ltd. ..................................         13,000            18,028
     Fuji Co., Ltd. .................................................          1,500            33,099
     Fuji Corp, Ltd. ................................................          3,000            14,151
    *Fuji Kosan Co., Ltd. ...........................................          6,000             5,130
    #Fuji Kyuko Co., Ltd. ...........................................          5,000            28,539
     Fuji Oil Co., Ltd. .............................................          2,700            38,324
     Fuji Seal International, Inc. ..................................            300             5,678
    #Fuji Soft, Inc. ................................................          2,700            42,825
     Fujibo Holdings, Inc. ..........................................          4,000             7,775
     Fujicco Co., Ltd. ..............................................          1,400            17,309
     Fujikura Kasei Co., Ltd. .......................................          2,000             9,402
     Fujikura, Ltd. .................................................          3,000             9,575


                                      1152

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Fujita Kanko, Inc. .............................................          5,000   $        16,436
     Fujitec Co., Ltd. ..............................................          4,000            20,233
     Fujitsu Frontech, Ltd. .........................................          2,000            13,466
    #Fujitsu General, Ltd. ..........................................          6,000            35,478
   #*Fujiya Co., Ltd. ...............................................         10,000            19,664
    #Fukuda Corp. ...................................................          3,000            10,743
     Fukui Bank, Ltd. (The) .........................................         12,000            34,732
     Fukushima Bank, Ltd. ...........................................         14,000             6,722
     Fukuyama Transporting Co., Ltd. ................................          7,000            35,939
     Funai Electric Co., Ltd. .......................................            600            11,793
    *Furukawa Co., Ltd. .............................................         18,000            17,438
    #Furukawa-Sky Aluminum Corp. ....................................          6,000            17,744
     Furusato Industries, Ltd. ......................................          1,000             7,675
     Fuso Pharmaceutical Industries, Ltd. ...........................          5,000            12,804
     Futaba Corp. ...................................................          1,500            28,292
     Futaba Industrial Co., Ltd. ....................................          1,800            11,472
     Future Architect, Inc. .........................................             26            10,620
     Fuyo General Lease Co., Ltd. ...................................          1,000            34,361
     Gakken Holdings Co., Ltd. ......................................          3,000             5,306
     Gecoss Corp. ...................................................          3,500            13,545
     GEO Co., Ltd. ..................................................             18            18,125
    #GLOBERIDE, Inc. ................................................         10,000            10,417
     Glory, Ltd. ....................................................            200             4,281
    #GMO Internet, Inc. .............................................          1,500             6,465
     Godo Steel, Ltd. ...............................................          6,000            14,195
     Goldcrest Co., Ltd. ............................................            790            14,494
     Gulliver International Co., Ltd. ...............................            220             9,720
     Gun Ei Chemical Industry Co., Ltd. .............................          7,000            18,742
     Gunze, Ltd. ....................................................          9,000            27,295
    #H2O Retailing Corp. ............................................          6,000            43,287
     Hakuto Co., Ltd. ...............................................          1,400            12,702
     Hanwa Co., Ltd. ................................................         10,000            41,845
    #Happinet Corp. .................................................            900            14,100
     Harashin Narus Holdings Co., Ltd. ..............................          1,200            18,897
     Haruyama Trading Co., Ltd. .....................................          1,400             6,331
    *Haseko Corp. ...................................................         52,000            32,692
     Heiwa Corp. ....................................................          2,700            44,742
     Heiwa Real Estate Co., Ltd. ....................................          8,500            18,419
     Heiwado Co., Ltd. ..............................................          2,500            30,270
     Hibiya Engineering, Ltd. .......................................          3,000            29,422
     Higashi-Nippon Bank, Ltd. ......................................          4,000             8,068
     Higo Bank, Ltd. (The) ..........................................          7,000            38,220
     Hikari Tsushin, Inc. ...........................................          1,400            32,594
     Hioki EE Corp. .................................................            300             5,457
     HIS Co., Ltd. ..................................................            700            18,091
     Hisaka Works, Ltd. .............................................          2,000            23,685
    *Hitachi Cable, Ltd. ............................................         10,000            23,632
     Hitachi Capital Corp. ..........................................          2,800            34,216
     Hitachi Koki Co., Ltd. .........................................          2,900            21,749
     Hitachi Kokusai Electric, Inc. .................................          4,320            32,172
     Hitachi Medical Corp. ..........................................          2,000            21,635
     Hitachi Transport System, Ltd. .................................            500             8,700
     Hitachi Zosen Corp. ............................................         34,500            46,645
    #Hodogaya Chemical Co., Ltd. ....................................          4,000            13,022
     Hogy Medical Co., Ltd. .........................................          1,100            46,606
     Hokkaido Coca-Cola Bottling Co., Ltd. ..........................          3,000            14,862
     Hokkaido Gas Co., Ltd. .........................................          4,000            13,500
     Hokkan Holdings, Ltd. ..........................................          6,000            18,480
     Hokkoku Bank, Ltd. (The) .......................................          8,000            26,944
     Hokuetsu Bank, Ltd. (The) ......................................          7,000            13,142
     Hokuetsu Kishu Paper Co., Ltd. .................................          7,000            46,074


                                      1153

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Hokuriku Electric Industry Co., Ltd. ...........................          4,000   $         6,201
     Hokuto Corp. ...................................................          1,000            20,654
     Horiba, Ltd. ...................................................          1,300            41,238
     Hoshizaki Electric Co., Ltd. ...................................          1,200            26,816
     Hosiden Corp. ..................................................          3,100            21,368
    *Howa Machinery, Ltd. ...........................................          5,000             3,949
     Hyakugo Bank, Ltd. (The) .......................................         10,000            38,889
     Hyakujishi Bank, Ltd. (The) ....................................          8,000            30,635
     IBJ Leasing Co., Ltd. ..........................................            900            20,142
     Ichikoh Industries, Ltd. .......................................          4,000             6,588
     Ichiyoshi Securities Co., Ltd. .................................          2,000            11,578
     Icom, Inc. .....................................................            700            17,109
    *Idec Corp. .....................................................            400             4,137
    #Iino Kaiun Kaisha, Ltd. ........................................          7,300            34,361
     Imperial Hotel, Ltd. ...........................................            550            13,233
    *Impress Holdings, Inc. .........................................          3,100             3,402
     Inaba Denki Sangyo Co., Ltd. ...................................          1,000            28,602
     Inaba Seisakusho Co., Ltd. .....................................          1,200            13,531
     Inabata & Co., Ltd. ............................................          4,000            21,696
     Inageya Co., Ltd. ..............................................          2,000            22,756
     Ines Corp. .....................................................          3,600            23,504
     Internet Initiative Japan, Inc. ................................              5            18,221
     Inui Steamship Co., Ltd. .......................................          1,500             5,869
    *Iseki & Co., Ltd. ..............................................         14,000            30,754
    *Ishihara Sangyo Kaisha, Ltd. ...................................         24,000            29,008
     IT Holdings Corp. ..............................................          4,800            49,309
     ITC Networks Corp. .............................................          1,300             7,987
     Itochu Enex Co., Ltd. ..........................................          4,000            20,758
     Itochu-Shokuhin Co., Ltd. ......................................            600            20,624
     Itoham Foods, Inc. .............................................          5,000            17,216
     Itoki Corp. ....................................................          3,000             6,609
   #*Iwasaki Electric Co., Ltd. .....................................          4,000             9,039
     Iwatani International Corp. ....................................         11,000            37,955
    #Iwatsu Electric Co., Ltd. ......................................          3,000             2,640
     Izumi Co., Ltd. ................................................          1,100            16,733
     Izumiya Co., Ltd. ..............................................          7,000            31,654
    *Jamco Corp. ....................................................          2,000            11,939
    *Janome Sewing Machine Co., Ltd. ................................         14,000             9,939
     Japan Airport Terminal Co., Ltd. ...............................            800            10,583
    #Japan Aviation Electronics Industry, Ltd. ......................          2,000            13,926
     Japan Business Computer Co., Ltd. ..............................          2,000            12,858
     Japan Cash Machine Co., Ltd. ...................................          1,700            14,026
     Japan Digital Laboratory Co., Ltd. .............................          2,300            21,761
     Japan Medical Dynamic Marketing, Inc. ..........................            770             1,672
     Japan Pulp & Paper Co., Ltd. ...................................          5,000            16,775
     Japan Transcity Corp. ..........................................          3,000             8,849
     Japan Vilene Co., Ltd. .........................................          3,000            12,466
     Japan Wool Textile Co., Ltd. (The) .............................          6,000            48,284
     Jeol, Ltd. .....................................................          5,000            13,240
     JFE Shoji Holdings, Inc. .......................................          5,000            20,282
     J-Oil Mills, Inc. ..............................................          6,000            17,269
     Joshin Denki Co., Ltd. .........................................          2,000            21,297
     JSP Corp. ......................................................          1,900            27,888
    #Juki Corp. .....................................................          7,000            15,640
     Juroku Bank, Ltd. ..............................................         10,000            29,907
   #*JVC Kenwood Holdings, Inc. .....................................          6,970            28,318
    #kabu.com Securities Co., Ltd. ..................................          3,500             9,839
    #Kadokawa Holdings, Inc. ........................................            700            21,811
     Kaga Electronics Co., Ltd. .....................................            900             8,645
     Kagoshima Bank, Ltd. (The) .....................................          6,000            39,289
     Kaken Pharmaceutical Co., Ltd. .................................          7,000            87,862


                                      1154

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Kameda Seika Co., Ltd. .........................................          1,200   $        22,617
     Kamei Corp. ....................................................          2,000            12,978
     Kanaden Corp. ..................................................          3,000            19,497
     Kanagawa Chuo Kotsu Co., Ltd. ..................................          4,000            20,855
     Kanamoto Co., Ltd. .............................................          2,000            13,547
     Kandenko Co., Ltd. .............................................          6,000            26,360
    *Kanematsu Corp. ................................................         11,025             9,296
     Kanematsu Electronics, Ltd. ....................................            500             4,994
     Kanto Auto Works, Ltd. .........................................          2,900            24,026
    #Kanto Denka Kogyo Co., Ltd. ....................................          4,000            19,608
     Kanto Natural Gas Development Co., Ltd. ........................          2,000            10,358
     Kappa Create Co., Ltd. .........................................            200             4,298
     Kato Sangyo Co., Ltd. ..........................................          2,000            39,067
     Kato Works Co., Ltd. ...........................................          4,000            10,300
     KAWADA TECHNOLOGIES, Inc. ......................................            200             2,996
     Kawai Musical Instruments Manufacturing Co., Ltd. ..............          5,000            10,076
     Kawasaki Kisen Kaisha, Ltd. ....................................          2,000             4,079
     Keihin Corp. ...................................................          1,700            26,221
     Keiyo Bank, Ltd. (The) .........................................          2,000             9,716
    #Keiyo Co., Ltd. ................................................          2,000            11,645
    *Kenedix, Inc. ..................................................             80            11,860
     Kentucky Fried Chicken Japan, Ltd. .............................          1,000            25,571
    #Key Coffee, Inc. ...............................................          1,400            24,817
   #*Kinki Nippon Tourist Co., Ltd. .................................          6,000             6,429
     Kintetsu World Express, Inc. ...................................          1,200            36,556
    *Kinugawa Rubber Industrial Co., Ltd. ...........................          1,000             7,547
     Kirayaka Bank, Ltd. ............................................         10,000             9,220
    #Kisoji Co., Ltd. ...............................................          1,200            21,503
     Kissei Pharmaceutical Co., Ltd. ................................          1,100            20,661
     Kitagawa Iron Works Co., Ltd. ..................................          7,000            10,151
     Kita-Nippon Bank, Ltd. (The) ...................................            400             9,287
     Kitz Corp. .....................................................          4,000            18,374
     Kiyo Holdings, Inc. ............................................         48,000            67,760
     Koa Corp. ......................................................          1,500            14,651
     Koatsu Gas Kogyo Co., Ltd. .....................................          4,000            22,400
    #Kohnan Shoji Co., Ltd. .........................................          2,000            34,673
     Koike Sanso Kogyo Co., Ltd. ....................................          4,000            10,211
    #Kojima Co., Ltd. ...............................................          2,300            15,766
     Kokuyo Co., Ltd. ...............................................          5,900            43,940
     Komatsu Seiren Co., Ltd. .......................................          4,000            18,100
     Komeri Co., Ltd. ...............................................          1,000            31,506
     Komori Corp. ...................................................          3,200            19,981
     Konaka Co., Ltd. ...............................................          1,760             6,220
     Konishi Co., Ltd. ..............................................          2,000            26,288
     Kose Corp. .....................................................            500            11,914
    *Kosei Securities Co., Ltd. .....................................          4,000             3,090
    *Kumagai Gumi Co., Ltd. .........................................          8,000             7,146
     Kurabo Industries, Ltd. ........................................         13,000            24,653
     Kureha Corp. ...................................................         12,000            53,593
    #Kurimoto, Ltd. .................................................         11,000            16,533
     Kuroda Electric Co., Ltd. ......................................          1,200            13,067
     KYB Co., Ltd. ..................................................          5,000            28,732
     Kyoden Co., Ltd. ...............................................          3,000             4,281
     Kyodo Printing Co., Ltd. .......................................          9,000            20,500
     Kyodo Shiryo Co., Ltd. .........................................          5,000             5,521
     Kyoei Steel, Ltd. ..............................................            600            10,610
     Kyokuto Kaihatsu Kogyo Co., Ltd. ...............................          2,300            12,476
    #Kyokuyo Co., Ltd. ..............................................          9,000            20,221
     KYORIN Holdings, Inc. ..........................................          3,000            55,202
     Kyosan Electric Manufacturing Co., Ltd. ........................          5,000            22,098
     Kyowa Exeo Corp. ...............................................          4,000            35,185


                                      1155

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Kyudenko Corp. .................................................          3,000   $        18,145
   #*Leopalace21 Corp. ..............................................          6,200            16,911
     Life Corp. .....................................................          2,000            34,912
     Lion Corp. .....................................................          7,000            39,013
     Macnica, Inc. ..................................................            800            16,905
    #Macromill, Inc. ................................................          2,200            25,777
     Maeda Corp. ....................................................          6,000            21,874
     Maeda Road Construction Co., Ltd. ..............................          6,000            59,669
     Maezawa Kasei Industries Co., Ltd. .............................          1,200            12,934
     Maezawa Kyuso Industries Co., Ltd. .............................          1,200            16,056
     Makino Milling Machine Co., Ltd. ...............................          4,000            26,551
     Mandom Corp. ...................................................            800            20,427
     Mars Engineering Corp. .........................................            700            11,099
     Marubun Corp. ..................................................          1,900             7,331
     Marudai Food Co., Ltd. .........................................          5,000            16,662
     Maruetsu, Inc. (The) ...........................................          5,000            17,621
     Maruha Nichiro Holdings, Inc. ..................................         22,525            40,684
     Marukyu Co., Ltd. ..............................................          2,000            20,953
     Marusan Securities Co., Ltd. ...................................          6,000            21,555
    #Maruwa Co., Ltd. ...............................................            700            30,285
     Maruyama Manufacturing Co., Inc. ...............................          3,000             6,663
     Maruzen Showa Unyu Co., Ltd. ...................................          6,000            19,615
     Matsuda Sangyo Co., Ltd. .......................................          1,225            18,091
    *Matsui Securities Co., Ltd. ....................................          5,500            25,883
    #Matsumotokiyoshi Holdings Co., Ltd. ............................            200             3,789
   #*Matsuya Co., Ltd. ..............................................          2,000            11,624
     Matsuya Foods Co., Ltd. ........................................          1,000            19,036
     Max Co., Ltd. ..................................................          2,000            23,894
     Maxvalu Tokai Co., Ltd. ........................................          1,000            13,517
     Megachips Corp. ................................................          1,900            26,212
     Megane TOP Co., Ltd. ...........................................          2,250            26,275
     Megmilk Snow Brand Co., Ltd. ...................................          1,300            24,991
    #Meidensha Corp. ................................................         12,000            45,180
     Meitec Corp. ...................................................          1,000            18,622
     Meito Sangyo Co., Ltd. .........................................          1,200            15,341
    #Meiwa Estate Co., Ltd. .........................................          1,700             7,769
     Meiwa Trading Co., Ltd. ........................................          3,000             8,453
     Melco Holdings, Inc. ...........................................          1,400            38,954
     Michinoku Bank, Ltd. (The) .....................................          5,000             9,651
     Mie Bank, Ltd. (The) ...........................................          2,000             4,614
     Mikuni Coca-Cola Bottling Co., Ltd. ............................          3,000            25,928
     Mimasu Semiconductor Industry Co., Ltd. ........................          1,219            10,209
     Minato Bank, Ltd. (The) ........................................         21,000            36,073
    *Minebea Co., Ltd. ..............................................          7,000            24,945
     Ministop Co., Ltd. .............................................          1,500            26,983
    *Misawa Homes Co., Ltd. .........................................          2,000            11,926
     Misawa Resort Co., Ltd. ........................................          4,000             7,418
     Mitani Corp. ...................................................          1,200            13,278
    *Mitsuba Corp. ..................................................          1,000             7,984
    *Mitsubishi Paper Mills, Ltd. ...................................         13,000            12,275
     Mitsubishi Shokuhin Co., Ltd. ..................................          1,100            25,528
     Mitsubishi Steel Manufacturing Co., Ltd. .......................          5,000            13,385
     Mitsuboshi Belting, Ltd. .......................................          5,000            26,234
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................          8,000            12,707
     Mitsui High-Tec, Inc. ..........................................          3,300            14,852
     Mitsui Sugar Co., Ltd. .........................................          6,000            24,997
     Mitsui-Soko Co., Ltd. ..........................................         10,000            35,033
     Mitsumi Electric Co., Ltd. .....................................          4,800            38,091
     Mitsuuroko Co., Ltd. ...........................................          3,000            17,846
    #Miura Co., Ltd. ................................................          2,000            53,659
     Miyazaki Bank, Ltd. (The) ......................................          6,000            12,655


                                      1156

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Mizuho Financial Group, Inc. ...................................         10,640   $        14,893
    #Mizuno Corp. ...................................................          9,000            43,614
     Mochida Pharmaceutical Co., Ltd. ...............................          3,000            30,665
    #Modec, Inc. ....................................................            800            13,966
     Monex Group, Inc. ..............................................             49             7,487
    #Mori Seiki Co., Ltd. ...........................................          2,800            25,247
     Morinaga & Co., Ltd. ...........................................         16,000            37,833
     Morinaga Milk Industry Co., Ltd. ...............................         14,000            55,416
     Morita Holdings Corp. ..........................................          4,000            21,544
     MOS Food Services, Inc. ........................................          2,000            38,144
     Moshi Moshi Hotline, Inc. ......................................          2,000            19,225
     Musashi Seimitsu Industry Co., Ltd. ............................          1,200            28,367
     Musashino Bank, Ltd. ...........................................          1,000            31,800
     Nachi-Fujikoshi Corp. ..........................................         13,000            72,049
     Nagano Bank, Ltd. (The) ........................................          6,000            12,172
     Nagatanien Co., Ltd. ...........................................          2,000            21,827
     Nakamuraya Co., Ltd. ...........................................          3,000            15,274
    *Nakayama Steel Works, Ltd. .....................................          5,000             4,962
     Nanto Bank, Ltd. (The) .........................................          3,000            15,992
     NEC Fielding, Ltd. .............................................          1,200            14,516
     NEC Mobiling, Ltd. .............................................          1,100            36,727
     NEC Networks & System Integration Corp. ........................          1,700            25,561
     Net One Systems Co., Ltd. ......................................             31            80,631
     Neturen Co., Ltd. ..............................................          2,600            19,482
    *New Japan Radio Co., Ltd. ......................................          3,000             4,987
     Nichia Steel Works, Ltd. .......................................          4,000            10,155
     Nichias Corp. ..................................................          4,000            21,727
     Nichicon Corp. .................................................          2,700            31,880
     Nichii Gakkan Co. ..............................................          1,600            15,983
     Nichirei Corp. .................................................          6,000            26,632
     Nichireki Co., Ltd. ............................................          2,000             9,800
     Nidec Copal Corp. ..............................................          1,800            19,077
     Nidec Sankyo Corp. .............................................          1,000             6,366
    #Nidec Tosok Corp. ..............................................          3,200            38,474
     Nifco, Inc. ....................................................          2,000            52,163
    #Nihon Dempa Kogyo Co., Ltd. ....................................            600             8,204
     Nihon Eslead Corp. .............................................          1,000             8,375
     Nihon Kohden Corp. .............................................          2,000            46,692
     Nihon Nohyaku Co., Ltd. ........................................          5,000            21,972
     Nihon Parkerizing Co., Ltd. ....................................          2,000            26,924
    #Nihon Unisys, Ltd. .............................................          2,075            11,748
     Nihon Yamamura Glass Co., Ltd. .................................          8,000            18,490
     Nikkiso Co., Ltd. ..............................................          4,000            33,262
     Nippo Corp. ....................................................          4,000            35,227
     Nippon Beet Sugar Manufacturing Co., Ltd. ......................          5,000            10,300
     Nippon Carbon Co., Ltd. ........................................          5,000            14,729
     Nippon Ceramic Co., Ltd. .......................................          1,000            18,201
     Nippon Chemical Industrial Co., Ltd. ...........................          2,000             3,559
     Nippon Chemi-Con Corp. .........................................         10,000            38,092
    #Nippon Chemiphar Co., Ltd. .....................................          3,000            11,696
     Nippon Coke & Engineering Co., Ltd. ............................         12,500            17,018
    *Nippon Columbia Co., Ltd. ......................................          3,000             1,097
     Nippon Concrete Industries Co., Ltd. ...........................          3,000             7,173
     Nippon Denko Co., Ltd. .........................................          6,000            32,001
     Nippon Densetsu Kogyo Co., Ltd. ................................          2,000            19,844
     Nippon Denwa Shisetu Co., Ltd. .................................          5,000            15,941
     Nippon Filcon Co., Ltd. ........................................          2,000            10,491
     Nippon Flour Mills Co., Ltd. ...................................          8,000            35,785
     Nippon Gas Co., Ltd. ...........................................          2,000            30,498
    #Nippon Kasei Chemical Co., Ltd. ................................          5,000             9,249
    *Nippon Kinzoku Co., Ltd. .......................................          3,000             5,043


                                      1157

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nippon Koei Co., Ltd. ..........................................          5,000   $        17,596
     Nippon Konpo Unyu Soko Co., Ltd. ...............................          4,000            41,186
     Nippon Koshuha Steel Co., Ltd. .................................         10,000            10,546
     Nippon Light Metal Co., Ltd. ...................................         31,000            44,983
   #*Nippon Metal Industry Co., Ltd. ................................          8,000             7,824
     Nippon Pillar Packing Co., Ltd. ................................          2,000            12,778
   #*Nippon Piston Ring Co., Ltd. ...................................          7,000            13,428
     Nippon Seiki Co., Ltd. .........................................          1,000            10,047
     Nippon Sharyo, Ltd. ............................................          1,000             4,034
     Nippon Shinyaku Co., Ltd. ......................................          3,000            34,889
    #Nippon Signal Co., Ltd. ........................................          3,000            21,983
     Nippon Soda Co., Ltd. ..........................................          8,000            36,826
     Nippon Suisan Kaisha, Ltd. .....................................         10,500            35,468
     Nippon Synthetic Chemical Industry Co., Ltd. (The) .............          3,000            16,665
     Nippon Thompson Co., Ltd. ......................................          3,000            19,323
     Nippon Valqua Industries, Ltd. .................................          6,000            15,057
    *Nippon Yakin Kogyo Co., Ltd. ...................................          4,000             7,006
    #Nipro Corp. ....................................................          3,200            27,131
     Nishimatsu Construction Co., Ltd. ..............................         13,000            21,355
     Nishimatsuya Chain Co., Ltd. ...................................          3,000            23,182
     Nissan Shatai Co., Ltd. ........................................          3,000            26,896
     Nissei Corp. ...................................................          1,000             9,022
     Nissen Holdings Co., Ltd. ......................................          1,600             9,684
    #Nissha Printing Co., Ltd. ......................................            400             4,714
     Nisshin Fudosan Co., Ltd. ......................................          1,400             7,935
     Nisshin Oillio Group, Ltd. (The) ...............................         10,000            44,711
     Nissin Electric Co., Ltd. ......................................          1,000             6,151
     Nissin Kogyo Co., Ltd. .........................................          2,100            29,592
     Nittan Valve Co., Ltd. .........................................          2,000             6,579
     Nittetsu Mining Co., Ltd. ......................................          3,000            12,178
     Nitto Boseki Co., Ltd. .........................................         18,000            53,862
     Nitto Kogyo Corp. ..............................................          3,000            34,692
     Nitto Seiko Co., Ltd. ..........................................          3,000             7,678
     NOF Corp. ......................................................          7,000            32,814
     Nomura Co., Ltd. ...............................................          4,000            11,770
     Noritake Co., Ltd. .............................................          8,000            25,476
    *Noritsu Koki Co., Ltd. .........................................          1,200             5,396
     Noritz Corp. ...................................................          1,400            28,456
     NS Solutions Corp. .............................................          1,400            30,461
     NSD Co., Ltd. ..................................................          2,400            19,119
     Obic Business Consultants Co., Ltd. ............................            100             4,888
     Oenon Holdings, Inc. ...........................................          5,000            11,308
     Ogaki Kyoritsu Bank, Ltd. (The) ................................          6,000            18,601
     Oiles Corp. ....................................................          1,728            31,024
     Oita Bank, Ltd. (The) ..........................................         10,000            28,382
     Okabe Co., Ltd. ................................................          4,000            19,505
     Okamoto Industries, Inc. .......................................          6,000            24,524
     Okamura Corp. ..................................................          3,000            18,199
     Okasan Securities Group, Inc. ..................................         10,000            30,697
    *Oki Electric Industry Co., Ltd. ................................         29,000            24,681
     Okinawa Electric Power Co., Ltd. ...............................            877            35,761
    *OKK Corp. ......................................................          5,000             5,692
     OKUMA Corp. ....................................................          6,000            44,163
     Okumura Corp. ..................................................          5,000            19,734
     Okura Industrial Co., Ltd. .....................................          4,000            14,798
     Okuwa Co., Ltd. ................................................          2,000            27,903
     Olympic Corp. ..................................................          1,800            15,954
    *ONO Sokki Co., Ltd. ............................................          3,000             8,181
     Onoken Co., Ltd. ...............................................          2,000            16,270
     Onward Holdings Co., Ltd. ......................................          6,000            44,172
     Organo Corp. ...................................................          4,000            31,370


                                      1158

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Origin Electric Co., Ltd. ......................................          3,000   $        10,897
     Osaka Steel Co., Ltd. ..........................................            500             8,414
     Osaki Electric Co., Ltd. .......................................          3,000            26,659
     OSG Corp. ......................................................          3,600            46,131
     Pacific Industrial Co., Ltd. ...................................          4,000            19,953
     Pacific Metals Co., Ltd. .......................................          5,000            28,884
     PanaHome Corp. .................................................          4,000            27,570
     Panasonic Electric Works Information Systems Co., Ltd. .........            400            10,867
    *Paramount Bed Holdings Co., Ltd. ...............................          1,700            40,271
     Parco Co., Ltd. ................................................          2,600            19,489
     Paris Miki Holdings, Inc. ......................................          1,000             8,069
     Park24 Co., Ltd. ...............................................          2,400            27,595
     Pasco Corp. ....................................................          1,000             3,202
    #Penta-Ocean Construction Co., Ltd. .............................         18,000            57,197
    #PGM Holdings K.K. ..............................................             15             9,857
     Pigeon Corp. ...................................................          1,300            48,030
     Piolax, Inc. ...................................................          1,000            21,629
    *Pioneer Electronic Corp. .......................................         11,100            44,508
     Plenus Co., Ltd. ...............................................            500             7,693
     Point, Inc. ....................................................            750            32,349
     Press Kogyo Co., Ltd. ..........................................          9,000            42,080
     Prima Meat Packers, Ltd. .......................................          5,000             6,525
     Raito Kogyo Co., Ltd. ..........................................          2,400             9,983
    *Rasa Industries, Ltd. ..........................................          3,000             4,852
    *Renown, Inc. ...................................................          3,000             5,666
     Resorttrust, Inc. ..............................................          1,008            15,078
     Rheon Automatic Machinery Co., Ltd. ............................          2,000             4,499
     Rhythm Watch Co., Ltd. .........................................         10,000            13,619
     Ricoh Leasing Co., Ltd. ........................................          1,000            21,871
     Right On Co., Ltd. .............................................          1,125             7,663
     Riken Corp. ....................................................          7,000            28,678
     Riken Technos Corp. ............................................          5,000            15,251
     Riken Vitamin Co., Ltd. ........................................          2,000            56,870
     Ringer Hut Co., Ltd. ...........................................          1,800            24,196
    *Riso Kagaku Corp. ..............................................          1,400            24,035
     Rock Field Co., Ltd. ...........................................            300             4,824
     Rohto Pharmaceutical Co., Ltd. .................................          3,000            34,560
     Roland Corp. ...................................................          2,000            17,472
     Roland DG Corp. ................................................            900             9,449
     Round One Corp. ................................................          1,200             8,761
     Royal Holdings Co., Ltd. .......................................          2,000            22,479
     Ryobi, Ltd. ....................................................         11,000            44,399
     Ryoden Trading Co., Ltd. .......................................          3,000            17,324
     Ryohin Keikaku Co., Ltd. .......................................            900            42,711
     Ryosan Co., Ltd. ...............................................          2,100            43,180
     Ryoyo Electro Corp. ............................................          2,000            18,168
     S Foods, Inc. ..................................................          2,000            15,021
   #*Sagami Chain Co., Ltd. .........................................          2,000            12,644
    *Sagami Co., Ltd. ...............................................          3,000             3,049
     Saibu Gas Co., Ltd. ............................................         24,000            59,188
     Saizeriya Co., Ltd. ............................................          1,700            27,551
     Sakai Chemical Industry Co., Ltd. ..............................          5,000            19,818
     Sakata INX Corp. ...............................................          3,000            13,196
     Sakata Seed Corp. ..............................................          2,000            28,302
     Sala Corp. .....................................................          4,000            23,961
     San-A Co., Ltd. ................................................            200             7,701
     San-Ai Oil Co., Ltd. ...........................................          4,000            17,366
     Sanden Corp. ...................................................          7,000            24,009
     Sangetsu Co., Ltd. .............................................            500            13,078
     San-in Godo Bank, Ltd. (The) ...................................          7,000            50,886
     Sankei Building Co., Ltd. ......................................          2,000             8,330


                                      1159

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Sanken Electric Co., Ltd. ......................................         10,000   $        37,518
     Sanki Engineering Co., Ltd. ....................................          5,000            26,920
     Sankyo Seiko Co., Ltd. .........................................          4,000            12,987
    *Sankyo-Tateyama Holdings, Inc. .................................         16,000            20,127
     Sankyu, Inc. ...................................................          8,000            31,676
     Sanoh Industrial Co., Ltd. .....................................          3,000            25,813
     Sanshin Electronics Co., Ltd. ..................................          2,000            16,767
     Sanwa Holdings Corp. ...........................................          9,000            26,958
     Sanyo Chemical Industries, Ltd. ................................          7,000            45,267
     Sanyo Denki Co., Ltd. ..........................................          4,000            23,684
     Sanyo Shokai, Ltd. .............................................          4,000             9,434
     Sanyo Special Steel Co., Ltd. ..................................          6,000            32,644
     Sapporo Hokuyo Holdings, Inc. ..................................          1,300             4,305
   #*Sapporo Holdings, Ltd. .........................................         10,000            37,280
     Sasebo Heavy Industries Co., Ltd. ..............................          7,000            10,452
     Sato Corp. .....................................................          2,100            25,562
     Sato Shoji Corp. ...............................................          2,000            11,130
     Satori Electric Co., Ltd. ......................................          1,000             6,093
    #Sawai Pharmaceutical Co., Ltd. .................................            400            37,416
     Saxa Holdings, Inc. ............................................          4,000             6,077
     Secom Joshinetsu Co., Ltd. .....................................            900            26,277
     Seika Corp. ....................................................          8,000            19,800
     Seikagaku Corp. ................................................          1,700            18,438
     Seiko Holdings Corp. ...........................................          3,307             8,185
     Seino Holdings Co., Ltd. .......................................          1,000             7,502
     Seiren Co., Ltd. ...............................................          2,000            11,876
     Sekisui Jushi Co., Ltd. ........................................          2,000            18,865
     Sekisui Plastics Co., Ltd. .....................................          7,000            27,612
     Senko Co., Ltd. ................................................          6,000            22,750
     Senshu Electric Co., Ltd. ......................................          1,000            12,294
     Senshukai Co., Ltd. ............................................          3,000            19,946
     Shibaura Mechatronics Corp. ....................................          4,000            12,338
     Shibusawa Warehouse Co., Ltd. ..................................          6,000            17,276
     Shibuya Kogyo Co., Ltd. ........................................          2,100            21,296
     Shiga Bank, Ltd. ...............................................          7,000            45,073
     Shikibo, Ltd. ..................................................          9,000            10,472
     Shikoku Bank, Ltd. .............................................         10,000            35,217
     Shikoku Chemicals Corp. ........................................          3,000            16,821
    #Shima Seiki Manufacturing Co., Ltd. ............................          1,200            22,334
     Shimachu Co., Ltd. .............................................          2,400            51,763
     Shimizu Bank, Ltd. .............................................            400            14,726
     Shinagawa Refractories Co., Ltd. ...............................          5,000            13,756
    #Shindengen Electric Manufacturing Co., Ltd. ....................          3,000            12,765
     Shin-Etsu Polymer Co., Ltd. ....................................          5,000            23,928
    #Shinkawa, Ltd. .................................................          1,000             5,334
    #Shinko Electric Industries Co., Ltd. ...........................          2,100            15,174
     Shinko Plantech Co., Ltd. ......................................          3,000            26,647
     Shinko Shoji Co., Ltd. .........................................          2,000            15,445
     Shinmaywa Industries, Ltd. .....................................          5,000            16,904
     Shinnihon Corp. ................................................          4,000            10,173
     Shiroki Corp. ..................................................          7,000            19,844
     Shizuoka Gas Co., Ltd. .........................................          3,000            18,133
     Sho-Bond Corp. .................................................          2,000            44,614
     Shobunsha Publications, Inc. ...................................          1,300             9,385
    #Shochiku Co., Ltd. .............................................          4,000            36,290
    *Showa Corp. ....................................................          2,400            13,901
     Showa Sangyo Co., Ltd. .........................................         10,000            30,152
    #Siix Corp. .....................................................          2,400            30,652
     Simplex Holdings, Inc. .........................................              3             1,106
     Sinanen Co., Ltd. ..............................................          3,000            13,639
     Sinfonia Technology Co., Ltd. ..................................          6,000            14,900


                                      1160

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Sintokogio, Ltd. ...............................................          1,500   $        13,575
     SKY Perfect JSAT Holdings, Inc. ................................             25            12,150
     SMK Corp. ......................................................          5,000            16,466
     Sohgo Security Services Co., Ltd. ..............................          3,700            38,785
     So-net Entertainment Corp. .....................................              7            27,746
     Sotetsu Holdings, Inc. .........................................         10,000            30,771
     SRA Holdings, Inc. .............................................          1,000             9,570
     Star Micronics Co., Ltd. .......................................          2,000            19,588
     Starzen Co., Ltd. ..............................................          4,000            11,666
    #Stella Chemifa Corp. ...........................................            900            26,068
     Sugi Holdings Co., Ltd. ........................................          1,100            28,707
     Sumida Corp. ...................................................          1,100             8,539
     Suminoe Textile Co., Ltd. ......................................          5,000             8,437
    *Sumiseki Holdings, Inc. ........................................          2,300             2,011
     Sumisho Computer Systems Corp. .................................          2,554            39,989
     Sumitomo Bakelite Co., Ltd. ....................................          2,000            11,710
     Sumitomo Forestry Co., Ltd. ....................................          4,200            36,343
    *Sumitomo Light Metal Industries, Ltd. ..........................         11,000             9,380
    *Sumitomo Mitsui Construction Co., Ltd. .........................          9,660             6,469
    #Sumitomo Osaka Cement Co., Ltd. ................................         20,000            60,588
     Sumitomo Pipe & Tube Co., Ltd. .................................          3,000            19,118
    #Sumitomo Precision Products Co., Ltd. ..........................          2,000            12,959
     Sumitomo Real Estate Sales Co., Ltd. ...........................            300            12,066
     Sumitomo Seika Chemicals Co., Ltd. .............................          4,000            18,045
     Sumitomo Warehouse Co., Ltd. ...................................         11,000            49,300
     Sunx, Ltd. .....................................................          2,700            14,951
    *SWCC Showa Holdings Co., Ltd. ..................................         12,000            11,380
   #*SxL Corp. ......................................................          3,000             6,212
     Systena Corp. ..................................................             13             9,013
     T. Hasegawa Co., Ltd. ..........................................          1,600            25,345
    #T. RAD Co., Ltd. ...............................................          5,000            18,179
     Tachi-S Co., Ltd. ..............................................          2,100            35,868
     Tadano, Ltd. ...................................................          6,000            40,040
     Taihei Dengyo Kaisha, Ltd. .....................................          3,000            19,749
     Taiheiyo Cement Corp. ..........................................         42,000            81,592
     Taiho Kogyo Co., Ltd. ..........................................          1,900            16,407
     Taikisha, Ltd. .................................................          2,000            43,308
     Taiko Bank, Ltd. (The) .........................................          1,000             2,807
     Taiyo Holdings Co., Ltd. .......................................            400            10,458
     Taiyo Yuden Co., Ltd. ..........................................          4,000            30,993
     Takamatsu Construction Group Co., Ltd. .........................          1,600            25,351
    #Takaoka Electric Manufacturing Co., Ltd. .......................          4,000            10,412
     Takara Holdings, Inc. ..........................................          8,000            47,273
     Takara Standard Co., Ltd. ......................................          5,000            36,597
     Takasago International Corp. ...................................          7,000            32,686
    #Takasago Thermal Engineering Co., Ltd. .........................          6,000            47,762
    #Takashima & Co., Ltd. ..........................................          4,000             8,636
     Takiron Co., Ltd. ..............................................          3,000            10,046
    *Takuma Co., Ltd. ...............................................          6,000            28,303
    #Tamron Co., Ltd. ...............................................            400            10,769
     Tamura Corp. ...................................................          4,000            10,245
    *Teac Corp. .....................................................          5,000             1,767
     TECHNO ASSOCIE Co., Ltd. .......................................          1,800            14,925
     Tecmo Koei Holdings Co., Ltd. ..................................          3,000            26,916
    #Teikoku Tsushin Kogyo Co., Ltd. ................................          4,000             6,937
     Tekken Corp. ...................................................         11,000            12,615
     Telepark Corp. .................................................              6            11,046
    #Temp Holdings Co., Ltd. ........................................          1,700            14,565
     Tenma Corp. ....................................................          2,000            17,364
     TKC, Corp. .....................................................          1,200            23,325
     TOA Corp. ......................................................         12,000            21,132


                                      1161

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
    #TOA ROAD Corp. .................................................          3,000   $         5,544
     Toagosei Co., Ltd. .............................................         25,000           111,667
    *Tobishima Corp. ................................................          2,400             2,343
    #TOC Co., Ltd. ..................................................          5,000            22,005
     Tocalo Co., Ltd. ...............................................          1,000            20,287
     Tochigi Bank, Ltd. .............................................          7,000            24,550
     Toda Corp. .....................................................         17,000            60,321
     Toei Co., Ltd. .................................................          5,000            23,456
     Toenec Corp. ...................................................          3,000            15,578
     Toho Bank, Ltd. ................................................         14,000            36,354
    #Toho Holdings Co., Ltd. ........................................          1,900            23,976
     Toho Titanium Co., Ltd. ........................................            900            19,201
     Toho Zinc Co., Ltd. ............................................          6,000            24,466
     Tohoku Bank, Ltd. (The) ........................................          8,000            12,719
     Tokai Carbon Co., Ltd. .........................................          5,000            24,803
     TOKAI Holdings Corp. ...........................................          5,000            25,275
     Tokai Rika Co., Ltd. ...........................................            600             9,665
     Tokai Rubber Industries, Ltd. ..................................          2,700            33,912
     Tokai Tokyo Financial Holdings, Inc. ...........................         19,000            52,770
    *Token Corp. ....................................................            170             6,111
   #*Toko, Inc. .....................................................          8,000            17,114
     Tokushu Tokai Paper Co., Ltd. ..................................          5,189            11,037
    *Tokyo Dome Corp. ...............................................          8,000            18,185
     Tokyo Energy & Systems, Inc. ...................................          2,000             9,459
    *Tokyo Kikai Seisakusho, Ltd. ...................................          6,000             3,630
     Tokyo Ohka Kogyo Co., Ltd. .....................................          2,700            56,106
     Tokyo Rakutenchi Co., Ltd. .....................................          5,000            17,287
    #Tokyo Rope Manufacturing Co., Ltd. .............................          4,000             9,114
     Tokyo Seimitsu Co., Ltd. .......................................          1,700            30,813
     Tokyo Steel Manufacturing Co., Ltd. ............................          3,900            32,693
     Tokyo Tatemono Co., Ltd. .......................................         20,000            62,769
     Tokyo Tekko Co., Ltd. ..........................................          3,000             8,484
     Tokyo Theatres Co., Inc. .......................................          6,000             8,638
     Tokyo Tomin Bank, Ltd. .........................................          1,000            11,619
     Tokyotokeiba Co., Ltd. .........................................          7,000             9,570
     Tokyu Community Corp. ..........................................          1,000            31,110
     Tokyu Construction Co., Ltd. ...................................          5,880            16,089
    #Tokyu Livable, Inc. ............................................          1,800            16,206
     Tokyu Recreation Co., Ltd. .....................................          3,000            18,341
     Toli Corp. .....................................................          6,000            10,776
     Tomato Bank, Ltd. ..............................................          9,000            15,750
     Tomen Electronics Corp. ........................................            800             9,464
     TOMONY Holdings, Inc. ..........................................         10,000            39,655
     Tomy Co., Ltd. .................................................          3,317            22,762
     Tonami Holdings Co., Ltd. ......................................          3,000             6,028
     Topcon Corp. ...................................................          1,200             6,185
     Toppan Forms Co., Ltd. .........................................          2,300            18,002
     Topre Corp. ....................................................          1,200            11,621
     Topy Industries, Ltd. ..........................................         16,000            38,658
     Torishima Pump Manufacturing Co., Ltd. .........................          2,000            27,652
     Toshiba Machine Co., Ltd. ......................................          5,000            24,770
     Toshiba Plant Kensetsu Co., Ltd. ...............................          4,000            42,761
     Toshiba TEC Corp. ..............................................          8,000            29,481
     Tosho Printing Co., Ltd. .......................................          5,000             9,214
     Totetsu Kogyo Co., Ltd. ........................................          3,000            25,684
   #*Totoku Electric Co., Ltd. ......................................          3,000             2,653
     Tottori Bank, Ltd. .............................................          6,000            12,772
     Touei Housing Corp. ............................................            900             8,830
     Towa Bank, Ltd. ................................................         10,000            11,634
     Towa Pharmaceutical Co., Ltd. ..................................            900            39,570
    #Toyo Construction Co., Ltd. ....................................         18,000            18,310


                                      1162

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Toyo Corp. .....................................................          3,000   $        31,598
     Toyo Electric Manufacturing Co., Ltd. ..........................          5,000            22,077
     Toyo Engineering Corp. .........................................         11,000            36,366
     Toyo Ink Manufacturing Co., Ltd. ...............................         15,000            59,435
     Toyo Kanetsu K.K. ..............................................         12,000            22,076
     Toyo Kohan Co., Ltd. ...........................................          3,000            11,838
     Toyo Securities Co., Ltd. ......................................          5,000             7,404
     Toyo Tanso Co., Ltd. ...........................................            300            13,920
     Toyo Tire & Rubber Co., Ltd. ...................................          8,000            19,416
     Toyobo Co., Ltd. ...............................................         30,000            42,604
     Trans Cosmos, Inc. .............................................          1,100            12,466
     Trusco Nakayama Corp. ..........................................          1,400            25,937
     TS TECH CO., LTD ...............................................          2,200            33,024
    *TSI Holdings Co., Ltd. .........................................          4,825            24,891
     Tsubakimoto Chain Co. ..........................................          9,000            46,190
     Tsukishima Kikai Co., Ltd. .....................................          3,000            23,157
     Tsukuba Bank, Ltd. .............................................          1,700             5,618
     Tsuruha Holdings, Inc. .........................................            400            20,436
     Tsurumi Manufacturing Co., Ltd. ................................          2,000            15,427
     Tsutsumi Jewelry Co., Ltd. .....................................            800            18,642
     TV Asahi Corp. .................................................              3             4,726
     Ube Material Industries, Ltd. ..................................          6,000            20,762
     Uchida Yoko Co., Ltd. ..........................................          4,000            11,088
    *Ulvac, Inc. ....................................................          1,900            26,710
     Uniden Corp. ...................................................          2,000             7,782
     Union Tool Co. .................................................            400             7,179
     Unipres Corp. ..................................................            700            19,094
     United Arrows, Ltd. ............................................          1,200            23,341
    *Unitika, Ltd. ..................................................         33,000            19,039
     U-Shin, Ltd. ...................................................          2,000            17,479
     Valor Co., Ltd. ................................................          2,000            29,745
    #Vital KSK Holdings, Inc. .......................................          2,800            23,196
    #Wacom Co., Ltd. ................................................             14            19,277
     Warabeya Nichiyo Co., Ltd. .....................................          1,200            15,463
    #Watami Food Service Co., Ltd. ..................................          1,400            32,626
     Wood One Co., Ltd. .............................................          3,000            11,057
     Xebio Co., Ltd. ................................................          1,500            36,320
     Yachiyo Bank, Ltd. (The) .......................................            300             7,353
     Yamabiko Corp. .................................................            615             6,972
     Yamagata Bank, Ltd. ............................................         11,000            52,627
   #*Yamaichi Electronics Co., Ltd. .................................          1,600             3,885
     Yamanashi Chuo Bank, Ltd. ......................................         11,000            44,201
     Yamazen Co., Ltd. ..............................................          3,000            21,240
     Yaoko Co., Ltd. ................................................            500            16,400
     Yasuda Warehouse Co., Ltd. (The) ...............................          2,000            11,870
     Yellow Hat, Ltd. ...............................................          1,800            23,168
     Yodogawa Steel Works, Ltd. .....................................          9,000            35,758
     Yokohama Reito Co., Ltd. .......................................          3,000            22,394
     Yokowo Co., Ltd. ...............................................          1,700             9,173
     Yomeishu Seizo Co., Ltd. .......................................          2,000            18,415
     Yomiuri Land Co., Ltd. .........................................          3,000             9,529
     Yondenko Corp. .................................................          2,100             8,439
     Yonekyu Corp. ..................................................          2,000            17,474
     Yorozu Corp. ...................................................          1,900            44,805
     Yoshinoya Holdings Co., Ltd. ...................................             23            29,293
     Yurtec Corp. ...................................................          4,000            19,845
     Yusen Logistics Co., Ltd. ......................................            600             7,984
     Yushiro Chemical Industry Co., Ltd. ............................          1,000            11,606
     Zenrin Co., Ltd. ...............................................          1,800            16,095
    #Zensho Co., Ltd. ...............................................          2,100            26,207
     ZERIA Pharmaceutical Co., Ltd. .................................          2,000            32,853


                                      1163

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Zuken, Inc. ....................................................          2,000   $        14,755
                                                                                       ---------------
TOTAL JAPAN .........................................................                       17,762,013
                                                                                       ---------------
NETHERLANDS -- (1.6%)
     Aalberts Industries NV .........................................          5,881           103,431
     Accell Group NV ................................................          1,850            41,758
    *AFC Ajax NV ....................................................            864             7,967
   #*AMG Advanced Metallurgical Group NV ............................            496             6,130
    #Arcadis NV .....................................................          2,418            47,424
     ASM International NV ...........................................          2,535            71,370
     BE Semiconductor Industries NV .................................          1,100             7,442
     Beter Bed Holding NV ...........................................          1,357            27,956
    *BinckBank NV ...................................................          1,944            22,551
     Brunel International NV ........................................          1,355            48,739
     CSM NV .........................................................          3,252            47,660
     Exact Holding NV ...............................................            619            16,338
    #Grontmij NV ....................................................            910            14,214
     Heijmans NV ....................................................            418             6,411
     Imtech NV ......................................................          4,061           119,969
     KAS Bank NV ....................................................            488             6,004
    #Kendrion NV ....................................................            133             3,394
     Koninklijke Bam Groep NV .......................................          7,997            33,218
     Koninklijke Ten Cate NV ........................................          1,437            49,331
    *Koninklijke Wessanen NV ........................................          2,173            10,847
     Macintosh Retail Group NV ......................................            944            15,086
     Mediq NV .......................................................          3,587            56,926
     Nutreco NV .....................................................          1,899           126,168
   #*Ordina NV ......................................................          2,349             4,225
   #*Pharming Group NV ..............................................          3,806               476
     PostNL NV ......................................................          2,504            12,679
    *Roto Smeets Group NV ...........................................            354             4,138
     SBM Offshore NV ................................................         10,396           228,425
     Sligro Food Group NV ...........................................          1,176            38,493
    *SNS Reaal Groep NV .............................................          4,266            11,891
     Telegraaf Media Groep NV .......................................          1,554            21,357
     TKH Group NV ...................................................          2,870            70,762
   #*TomTom NV ......................................................          3,951            19,711
     Unit 4 NV ......................................................            982            27,806
     USG People NV ..................................................          4,391            38,891
    *Wavin NV .......................................................            592             4,383
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                        1,373,571
                                                                                       ---------------
NEW ZEALAND -- (0.8%)
     Air New Zealand, Ltd. ..........................................         25,682            21,705
     Briscoe Group, Ltd. ............................................         15,371            17,385
     Cavalier Corp., Ltd. ...........................................          8,600            20,095
     Ebos Group, Ltd. ...............................................            430             2,397
    *Fisher & Paykel Appliances Holdings, Ltd. ......................         46,520            16,974
     Fisher & Paykel Healthcare Corp., Ltd. .........................         18,502            34,413
     Freightways, Ltd. ..............................................          7,082            19,356
     Hallenstein Glasson Holdings, Ltd. .............................          5,327            16,064
    *Heartland New Zealand, Ltd. ....................................          5,841             2,444
     Infratil, Ltd. .................................................         26,812            39,919
     Mainfreight, Ltd. ..............................................          3,992            31,272
     New Zealand Refining Co., Ltd. .................................         13,533            34,672
    #Nuplex Industries, Ltd. ........................................         10,316            21,648
     Port of Tauranga, Ltd. .........................................          7,100            55,570
     Pumpkin Patch, Ltd. ............................................          7,400             4,158
     Pyne Gould Corp., Ltd. .........................................          5,841             1,507
    *Pyne Gould Guinness, Ltd. ......................................         10,577             3,490
     Ryman Healthcare, Ltd. .........................................         11,810            25,737


                                      1164

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
NEW ZEALAND -- (Continued)
     Sanford, Ltd. ..................................................          6,562   $        25,212
     Sky City Entertainment Group, Ltd. .............................         36,975           105,198
     Sky Network Television, Ltd. ...................................         13,395            59,300
     Steel & Tube Holdings, Ltd. ....................................          5,579            10,541
     Tower, Ltd. ....................................................         11,085            12,191
    *TrustPower, Ltd. ...............................................          4,827            28,253
    #Vector, Ltd. ...................................................         10,714            22,351
     Warehouse Group, Ltd. ..........................................          5,475            14,889
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                          646,741
                                                                                       ---------------
NORWAY -- (0.9%)
     Acta Holding ASA ...............................................          5,000             1,333
    *Algeta ASA .....................................................            913            31,809
     Atea ASA .......................................................          5,000            44,137
     Austevoll Seafood ASA ..........................................          5,800            22,850
     BW Offshore, Ltd. ASA ..........................................         18,600            34,717
     BWG Homes ASA ..................................................          6,471            14,836
    *Camillo Eitze & Co. ASA ........................................          1,600               230
    *Cermaq ASA .....................................................          3,800            42,149
    *Copeinca ASA ...................................................            970             6,259
   #*Det Norske Oljeselskap ASA .....................................          1,755            26,069
    *DNO International ASA ..........................................         47,611            55,667
    *DOF ASA ........................................................          2,500            11,825
    *EDB ErgoGroup ASA ..............................................          3,410             6,429
    *Eitzen Chemical ASA ............................................         22,919             1,029
     Ekornes ASA ....................................................          1,600            32,612
     Farstad Shipping ASA ...........................................            800            21,883
     Ganger Rolf ASA ................................................          1,960            38,246
    #Golden Ocean Group, Ltd. .......................................         12,836             9,892
    *Kongsberg Automotive Holding ASA ...............................         11,000             3,965
    #Nordic Semiconductor ASA .......................................          6,760            16,801
   #*Norse Energy Corp. ASA .........................................         15,009               722
   #*Norske Skogindustrier ASA Series A .............................          7,000             3,940
    *Norwegian Air Shuttle ASA ......................................            840            10,992
   #*Norwegian Energy Co. ...........................................          1,598             1,714
    *Odfjell ASA Series A ...........................................          1,000             6,384
    *Opera Software ASA .............................................          2,277            10,247
    *Panoro Energy ASA ..............................................          1,501             1,422
     Prosafe ASA ....................................................         11,000            83,146
   #*Sevan Marine ASA ...............................................         33,350             1,668
     Solstad Offshore ASA ...........................................          1,000            14,883
    *Songa Offshore SE ..............................................          5,366            21,474
     SpareBanken 1 SMN ..............................................          6,213            49,360
     Tomra Systems ASA ..............................................          9,200            67,459
    *TTS Marine ASA .................................................          1,100             1,841
     Veidekke ASA ...................................................          4,900            33,731
     Wilh Wilhelmsen Holding ASA ....................................          2,050            49,596
                                                                                       ---------------
TOTAL NORWAY ........................................................                          781,317
                                                                                       ---------------
PORTUGAL -- (0.4%)
    #Altri SGPS SA ..................................................          7,954            12,988
   #*Banco BPI SA ...................................................         16,849            11,505
   #*Banco Comercial Portugues SA ...................................        105,920            22,410
   #*Brisa SA .......................................................          9,701            33,018
    *Impresa SGPS SA ................................................          6,108             3,713
    #Mota-Engil SGPS SA .............................................          4,552             6,481
     Portucel-Empresa Produtora de Pasta de Papel SA ................         20,700            51,943
     Redes Energeticas Nacionais SA .................................         15,049            43,533
     Sociedade de Investimento e Gestao SGPS SA .....................          6,200            46,675
    *Sonae Industria SGPS SA ........................................          2,500             2,641
    #Sonae SGPS SA ..................................................         53,752            38,702


                                      1165

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PORTUGAL -- (Continued)
     Sonaecom SGPS SA ...............................................          8,301   $        14,825
     Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS
        SA ..........................................................          7,743            24,109
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                          312,543
                                                                                       ---------------
SINGAPORE -- (1.3%)
     Banyan Tree Holdings, Ltd. .....................................          7,000             4,372
    *Biosensors International Group, Ltd. ...........................         19,000            21,180
     Boustead Singapore, Ltd. .......................................         22,000            14,369
     Bukit Sembawang Estates, Ltd. ..................................          7,500            23,224
    *Bund Center Investment, Ltd. ...................................        108,000            14,057
     Cape P.L.C. ....................................................          3,798            29,398
     Cerebos Pacific, Ltd. ..........................................         15,000            57,141
     CH Offshore, Ltd. ..............................................         17,400             5,629
     China Aviation Oil Singapore Corp., Ltd. .......................          8,000             6,057
     Chuan Hup Holdings, Ltd. .......................................         87,000            15,125
     Creative Technology, Ltd. ......................................          2,650             5,766
     CSE Global, Ltd. ...............................................         20,000            13,316
     CWT, Ltd. ......................................................         12,000             9,940
    *Delong Holdings, Ltd. ..........................................         17,000             4,429
     Ezion Holdings, Ltd. ...........................................         20,000             9,177
    #Ezra Holdings, Ltd. ............................................         27,600            21,224
     Falcon Energy Group, Ltd. ......................................         21,000             4,303
    #First Resources, Ltd. ..........................................         26,000            29,110
    *Fragrance Group, Ltd. ..........................................         41,000            10,491
    *Fu Yu Corp., Ltd. ..............................................         78,750             4,053
     GK Goh Holdings, Ltd. ..........................................         17,000             9,832
     Goodpack, Ltd. .................................................         14,000            18,659
    *GuocoLeisure, Ltd. .............................................         12,000             5,770
     Hi-P International, Ltd. .......................................         23,000            10,454
     Ho Bee Investment, Ltd. ........................................         14,000            14,210
    *Hong Fok Corp., Ltd. ...........................................         41,000            13,904
     Hong Leong Asia, Ltd. ..........................................          8,000            12,421
     Hotel Grand Central, Ltd. ......................................         32,939            18,745
     Hotel Properties, Ltd. .........................................         17,200            27,489
     Hwa Hong Corp., Ltd. ...........................................         59,000            21,002
     Hyflux, Ltd. ...................................................         19,500            22,145
    *Jaya Holdings, Ltd. ............................................         22,000             8,352
    *JES International Holdings, Ltd. ...............................         21,000             2,972
     K1 Ventures, Ltd. ..............................................        120,000             9,857
    *Lafe Corp., Ltd. ...............................................         39,200             1,805
     M1, Ltd. .......................................................         17,000            33,201
   #*Manhattan Resources, Ltd. ......................................         23,000            18,214
     Metro Holdings, Ltd. ...........................................         49,200            25,777
    #Midas Holdings, Ltd. ...........................................         21,000             6,812
   #*Oceanus Group, Ltd. ............................................         40,000             3,495
     Orchard Parade Holdings, Ltd. ..................................         11,239            12,767
     OSIM International, Ltd. .......................................         18,000            17,696
    #Otto Marine, Ltd. ..............................................         32,000             3,380
     Pan Pacific Hotels Group, Ltd. .................................         37,500            55,856
     Petra Foods, Ltd. ..............................................         20,000            27,034
    #Raffles Education Corp., Ltd. ..................................         41,000            14,351
     Raffles Medical Group, Ltd. ....................................          9,000            16,007
     Rotary Engineering, Ltd. .......................................         17,000             8,608
     SBS Transit, Ltd. ..............................................         23,000            32,175
     SC Global Developments, Ltd. ...................................          8,000             7,228
   #*Sinarmas Land, Ltd. ............................................        108,000            17,694
     Singapore Post, Ltd. ...........................................         40,000            32,572
     Stamford Land Corp., Ltd. ......................................         12,000             5,501
     Sunvic Chemical Holdings, Ltd. .................................         40,000            17,734
    #Super Group, Ltd. ..............................................         13,000            15,466
    *Swiber Holdings, Ltd. ..........................................         10,000             4,717


                                      1166

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Tat Hong Holdings, Ltd. ........................................         17,000   $         9,018
     Tuan Sing Holdings, Ltd. .......................................         44,628            10,359
     United Engineers, Ltd. .........................................         11,000            16,371
     UOB-Kay Hian Holdings, Ltd. ....................................         30,000            36,660
     Venture Corp., Ltd. ............................................          9,000            48,001
     WBL Corp., Ltd. ................................................         22,000            54,926
     Wheelock Properties, Ltd. ......................................         20,000            25,459
     Wing Tai Holdings, Ltd. ........................................         34,000            34,490
     Yongnam Holdings, Ltd. .........................................         70,000            12,993
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                        1,124,540
                                                                                       ---------------
SPAIN -- (2.0%)
     Abengoa SA .....................................................          2,121            49,274
    *Adolfo Dominguez SA ............................................            425             3,453
     Almirall SA ....................................................          3,466            25,788
    *Amper SA .......................................................          1,760             5,306
     Antena 3 de Television SA ......................................          3,640            21,795
    *Azkoyen SA .....................................................          2,184             5,119
   #*Banco de Valencia SA ...........................................          2,479             3,026
     Banco Pastor SA ................................................          8,014            37,646
     Bankinter SA ...................................................         12,568            76,728
    *Baron de Ley SA ................................................             67             4,036
     Bolsas y Mercados Espanoles SA .................................          4,485           128,449
     Campofrio Food Group SA ........................................          1,577            13,401
    *Cementos Portland Valderrivas SA ...............................          1,167            16,158
    *Codere SA ......................................................            767             8,772
     Construcciones y Auxiliar de Ferrocarriles SA ..................            103            54,637
    *Deoleo SA ......................................................          8,137             4,093
     Duro Felguera SA ...............................................          2,827            18,913
     Ebro Foods SA ..................................................          5,454           110,523
     Elecnor SA .....................................................          1,422            19,289
    *Ercros SA ......................................................          3,027             3,687
     Faes Farma SA ..................................................          7,901            16,181
     Fomento de Construcciones y Contratas SA .......................            175             4,530
     Gamesa Corp Tecnologica SA .....................................          8,665            41,846
    *General de Alquiler de Maquinaria SA ...........................          1,582             1,333
    *Grifols SA .....................................................          6,802           126,466
     Grupo Catalana Occidente SA ....................................          3,722            68,593
     Grupo Empresarial Ence SA ......................................          8,850            26,233
    *Grupo Ezentis SA ...............................................         13,800             2,809
     Iberpapel Gestion SA ...........................................            936            17,401
     Indra Sistemas SA ..............................................          5,293            88,691
    *Inmobiliaria Colonial SA .......................................             25               108
    *Jazztel P.L.C. .................................................         11,098            63,834
    *La Seda de Barcelona SA Series B ...............................        228,989            19,075
     Mediaset Espana Comunicacion SA ................................          2,548            16,862
     Melia Hotels International SA ..................................          4,123            30,227
     Miquel y Costas & Miquel SA ....................................            555            12,558
    *Miquel y Costas & Miquel SA Issue-11 Shares ....................            185             4,224
    *Natraceutical SA ...............................................         15,014             3,656
    *NH Hoteles SA ..................................................          5,825            28,505
     Obrascon Huarte Lain SA ........................................          1,921            53,563
     Papeles y Cartones de Europa SA ................................          2,697            10,741
     Pescanova SA ...................................................            718            24,732
   #*Promotora de Informaciones SA Series A .........................         12,732            13,144
     Prosegur Cia de Seguridad SA ...................................          2,200           109,379
    *Realia Business SA .............................................          4,187             6,410
    *Service Point Solutions SA .....................................          7,818             2,936
    *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola
        SA ..........................................................          4,714             8,296
     Tecnicas Reunidas SA ...........................................            485            19,515
    *Tubacex SA .....................................................          5,465            14,386


                                      1167

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SPAIN -- (Continued)
    *Tubos Reunidos SA ..............................................          8,287   $        19,618
     Unipapel SA ....................................................            733            12,901
    *Vertice Trescientos Sesenta Grados SA ..........................            651               139
     Vidrala SA .....................................................          1,105            31,031
     Viscofan SA ....................................................          3,593           137,959
    *Zeltia SA ......................................................         12,166            27,858
                                                                                       ---------------
TOTAL SPAIN .........................................................                        1,675,833
                                                                                       ---------------
SWEDEN -- (2.7%)
     Aarhuskarlshamn AB .............................................          1,961            52,849
   #*Active Biotech AB ..............................................          1,480             6,626
     AddTech AB Series B ............................................          2,500            56,446
     AF AB Series B .................................................          1,800            30,323
   #*Alliance Oil Co., Ltd. GDR .....................................            607             7,848
    *Anoto Group AB .................................................          7,000             3,012
     Avanza Bank Holding AB .........................................            595            15,863
     Axfood AB ......................................................          1,800            68,258
     Axis Communications AB .........................................          2,100            46,649
     B&B Tools AB Series B ..........................................          2,500            22,841
    *BE Group AB ....................................................          2,600             9,983
     Beijer Alma AB .................................................          1,700            31,884
    *Betsson AB .....................................................            910            21,422
     Bilia AB Series A ..............................................          2,065            30,057
     Billerud AB ....................................................          4,200            32,618
     BioGaia AB Series B ............................................          1,689            42,692
    *BioInvent International AB .....................................          4,428            12,316
    *Bure Equity AB .................................................          1,767             5,212
    #Cantena AB .....................................................          1,487            15,159
    *Castellum AB ...................................................          6,590            89,214
    #Clas Ohlson AB Series B ........................................          1,200            14,719
     Cloetta AB .....................................................            960             4,540
    *Concentric AB ..................................................          3,360            20,622
    *Duni AB ........................................................            454             3,855
     Elekta AB Series B .............................................          5,600           223,631
   #*Eniro AB .......................................................            744             1,150
   #*Etrion Corp. ...................................................            482               276
    *Fabege AB ......................................................          4,042            34,693
     G & L Beijer AB Series B .......................................            800            26,779
     Gunnebo AB .....................................................          3,000            12,100
     Hakon Invest AB ................................................          2,391            33,428
     Haldex AB ......................................................          3,360            14,343
    #Hexpol AB ......................................................          2,066            53,160
    *HIQ International AB ...........................................          1,000             4,415
     Hoganas AB Series B ............................................          1,300            41,436
     Holmen AB Series B .............................................          1,390            39,329
    *Husqvarna AB Series A ..........................................          1,846             9,412
    *Husqvarna AB Series B ..........................................          4,229            21,479
     Industrial & Financial Systems AB Series B .....................          1,012            14,286
     Indutrade AB ...................................................            370             9,903
     Intrum Justitia AB .............................................          5,500            90,241
    #JM AB ..........................................................          5,312            96,383
    #KappAhl AB .....................................................          2,000             4,342
    *Klovern AB .....................................................          1,714             7,153
    *Kungsleden AB ..................................................          7,974            60,972
     Lagercrantz Group AB Series B ..................................          2,500            18,469
     Lennart Wallenstam Byggnads AB Series B ........................          1,029            10,156
    *Lindab International AB ........................................            484             2,988
     Loomis AB Series B .............................................          3,243            44,612
    *Lundin Petroleum AB ............................................          1,138            27,773
    *Meda AB Series A ...............................................          3,519            35,812
    *Medivir AB Series B ............................................            893            12,278


                                      1168

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     Mekonomen AB ...................................................          1,400   $        51,079
    *Micronic Mydata AB .............................................          2,400             4,272
     NCC AB Series B ................................................          6,075           111,340
    *Net Insight AB Series B ........................................         11,409             4,237
    #New Wave Group AB Series B .....................................          2,000             9,097
    #NIBE Industrier AB Series B ....................................          3,549            53,033
    *Nobia AB .......................................................          8,067            34,891
     Nolato AB Series B .............................................          1,100             9,142
     Nordnet AB Series B ............................................          2,986             8,213
   #*Northland Resources SA .........................................            200               293
     Orc Group AB ...................................................            332             3,028
     Oriflame Cosmetics SA SDR ......................................            940            37,399
    *PA Resources AB ................................................          9,100             2,418
     Peab AB Series B ...............................................         14,480            78,804
     Proffice AB Series B ...........................................          2,061             7,323
    *Rezidor Hotel Group AB .........................................          3,516            12,699
     Saab AB Series B ...............................................          2,339            45,052
    *SAS AB .........................................................          7,999            13,241
    #Skistar AB .....................................................          1,500            21,659
     SSAB AB Series A ...............................................            437             4,224
     SSAB AB Series B ...............................................            313             2,652
     Sweco AB Series B ..............................................          1,500            13,256
    *Swedish Orphan Biovitrum AB ....................................          5,364            13,118
     Trelleborg AB Series B .........................................         14,007           118,571
     Wihlborgs Fastigheter AB .......................................          2,858            39,047
                                                                                       ---------------
TOTAL SWEDEN ........................................................                        2,294,095
                                                                                       ---------------
SWITZERLAND -- (4.6%)
     Acino Holding AG ...............................................            184            18,905
    *Affichage Holding SA ...........................................             64            10,061
     AFG Arbonia-Forster Holding AG .................................            457            10,494
     Allreal Holding AG .............................................            372            59,854
    *Aryzta AG ......................................................          6,721           324,074
     Ascom Holding AG ...............................................          1,474            15,741
     Austriamicrosystems AG .........................................            575            27,233
    *Autoneum Holding AG ............................................            254            17,172
     Bachem Holdings AG .............................................            343            15,899
     Bank Coop AG ...................................................            531            38,517
     Bank Sarasin & Cie AG Series B .................................          2,000            76,030
     Banque Cantonale de Geneve SA ..................................             85            18,807
     Banque Cantonale Vaudoise AG ...................................             88            45,557
     Banque Privee Edmond de Rothschild SA ..........................              1            27,862
     Barry Callebaut AG .............................................             52            49,302
    *Basilea Pharmaceutica AG .......................................            201             9,020
     Belimo Holdings AG .............................................             34            60,901
     Bellevue Group AG ..............................................            298             4,958
     Berner Kantonalbank AG .........................................            264            74,251
    *BKW FMB Energie AG .............................................            405            18,309
    *Bobst Group AG .................................................            800            15,994
     Bossard Holding AG .............................................             16             1,929
     Bucher Industries AG ...........................................            416            71,816
     Burckhardt Compression Holding AG ..............................            162            35,808
     Centralschweizerische Kraftwerke AG ............................             26             9,706
     Charles Voegele Holding AG .....................................            750            23,091
     Cie Financiere Tradition SA ....................................             66             5,729
    *Clariant AG ....................................................         15,895           172,128
     Coltene Holding AG .............................................            250            10,167
     Conzzeta AG ....................................................             27            56,358
     Daetwyler Holding AG ...........................................            296            19,472
    *Dufry AG .......................................................            642            68,725
    #EFG International AG ...........................................          3,568            29,788


                                      1169

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Emmi AG ........................................................            111   $        22,229
     EMS-Chemie Holding AG ..........................................            529            93,277
     Energiedienst Holding AG .......................................          1,000            59,140
     Ferrexpo P.L.C. ................................................          8,330            42,876
     Flughafen Zuerich AG ...........................................            262           100,475
     Forbo Holding AG ...............................................             82            38,751
    #Galenica Holding AG ............................................            362           209,699
     GAM Holding AG .................................................          5,608            67,046
    *Gategroup Holding AG ...........................................            507            17,209
     George Fisher AG ...............................................            232            96,132
    #Gurit Holding AG ...............................................             25            12,324
     Helvetia Holding AG ............................................            360           131,537
     Implenia AG ....................................................             90             2,123
     Kaba Holding AG ................................................             90            34,804
    *Kardex AG ......................................................            430             6,445
     Komax Holding AG ...............................................            205            15,786
     Kudelski SA ....................................................          1,700            17,600
    *Kuoni Reisen Holding AG Series B ...............................            200            68,214
    #LEM Holding SA .................................................             42            18,208
   #*Logitech International SA ......................................          7,307            70,525
     Lonza Group AG .................................................          1,903           126,584
     Luzerner Kantonalbank AG .......................................            200            72,371
     Metall Zug AG ..................................................             12            45,585
   #*Meyer Burger Technology AG .....................................          1,194            28,580
    *Micronas Semiconductor Holding AG ..............................            800             6,556
    *Mobilezone Holding AG ..........................................            827             8,663
     Mobimo Holding AG ..............................................            192            48,169
    *NIBE Industrier AB Series B ....................................            666             9,332
     Nobel Biocare Holding AG .......................................          3,342            40,926
    *OC Oerlikon Corp. AG ...........................................          1,149             6,881
    *Panalpina Welttransport Holding AG .............................            751            74,271
     Partners Group Holding AG ......................................            517            96,712
   #*Petroplus Holdings AG ..........................................          2,692            16,058
     Phoenix Mecano AG ..............................................             50            26,424
    *Precious Woods Holding AG ......................................            190             2,515
    *PSP Swiss Property AG ..........................................            211            19,197
     PubliGroupe SA .................................................             72            11,072
    *Rieters Holdings AG ............................................            254            52,847
     Romande Energie Holding SA .....................................             27            39,959
    *Schmolz & Bickenbach AG ........................................            246             2,000
     Schweiter Technologies AG ......................................             80            44,767
     Schweizerische National-Versicherungs-Gesellschaft AG ..........            630            22,067
     St. Galler Kantonalbank AG .....................................            170            73,860
     Straumann Holding AG ...........................................            128            22,531
    *Sulzer AG ......................................................            551            64,219
     Swiss Life Holding AG ..........................................            381            46,793
     Swisslog Holding AG ............................................         16,104            13,139
     Swissquote Group Holding SA ....................................            538            22,641
     Tecan Group AG .................................................            607            38,265
    *Temenos Group AG ...............................................          3,482            66,224
     Valartis Group AG ..............................................            200             3,523
    #Valiant Holding AG .............................................            412            57,037
     Valora Holding AG ..............................................            224            46,522
     Verwaltungs und Privat-Bank AG .................................            150            15,079
    *Von Roll Holding AG ............................................          1,435             5,034
     Vontobel Holdings AG ...........................................          1,700            50,723
    #Ypsomed Holdings AG ............................................            227            14,383
     Zehnder Group AG ...............................................            480            28,513
     Zuger Kantonalbank AG ..........................................              8            45,469
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                        3,983,549
                                                                                       ---------------


                                      1170

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (16.1%)
     A.G. Barr P.L.C. ...............................................          2,260   $        43,893
     Aberdeen Asset Management P.L.C. ...............................         38,814           119,513
     Aegis Group P.L.C. .............................................         40,032            87,871
    *Afren P.L.C. ...................................................         35,559            56,241
     Aga Rangemaster Group P.L.C. ...................................          7,312             8,954
     Amlin P.L.C. ...................................................         21,042            97,053
     Anglo Pacific Group P.L.C. .....................................          9,858            42,597
     Anite P.L.C. ...................................................          6,640             7,101
     Arena Leisure P.L.C. ...........................................          8,000             4,886
     Ashmore Group P.L.C. ...........................................         17,299            96,515
     Ashtead Group P.L.C. ...........................................         15,391            38,299
     Assura Group, Ltd. .............................................          3,461             2,169
     Aveva Group P.L.C. .............................................          3,072            77,781
     Axis-Shield P.L.C. .............................................          3,456            26,021
     Babcock International Group P.L.C. .............................         19,735           223,036
     Balfour Beatty P.L.C. ..........................................         35,697           144,009
    *Barratt Developments P.L.C. ....................................         21,739            30,974
     BBA Aviation P.L.C. ............................................         33,952            96,660
     Beazley P.L.C. .................................................         44,533            89,834
     Bellway P.L.C. .................................................          7,299            83,055
     Berendsen P.L.C. ...............................................         12,354            92,042
    *Berkeley Group Holdings P.L.C. (The) ...........................          7,459           149,574
     Bloomsbury Publishing P.L.C. ...................................          3,174             5,012
     Bodycote P.L.C. ................................................         14,936            67,576
     Booker Group P.L.C. ............................................         23,186            28,039
     Bovis Homes Group P.L.C. .......................................          9,037            68,198
     Brammer P.L.C. .................................................          1,933             8,397
     Brewin Dolphin Holdings P.L.C. .................................         18,429            37,256
     British Polythene Industries P.L.C. ............................          2,000            10,306
     Britvic P.L.C. .................................................         12,237            64,801
    *BTG P.L.C. .....................................................         18,761            83,171
     Bunzl P.L.C. ...................................................          6,275            81,171
     Bwin.Party Digital Entertainment P.L.C. ........................         19,294            33,823
     Cable & Wireless Communications P.L.C. .........................        111,598            64,855
    *Cable & Wireless Worldwide P.L.C. ..............................         42,310            18,932
     Capital & Counties Properties P.L.C. ...........................          4,420            12,756
     Carillion P.L.C. ...............................................         33,513           186,140
     Carpetright P.L.C. .............................................          4,000            29,568
     Castings P.L.C. ................................................          4,744            21,610
     Catlin Group, Ltd. .............................................         20,635           131,262
    *Centamin Egypt, Ltd. ...........................................         48,933            85,845
     Charter International P.L.C. ...................................          8,148           117,359
     Chemring Group P.L.C. ..........................................         11,470            93,850
     Chesnara P.L.C. ................................................          3,745            11,635
     Cineworld Group P.L.C. .........................................          4,511            13,782
     Clarkson P.L.C. ................................................            317             5,321
     Close Brothers Group P.L.C. ....................................          9,621           109,339
     Cobham P.L.C. ..................................................         28,578            82,469
     Collins Stewart Hawkpoint P.L.C. ...............................          4,982             4,870
    *Colt Group SA ..................................................          7,293            11,827
     Communisis P.L.C. ..............................................          4,553             1,855
     Computacenter P.L.C. ...........................................          6,654            40,683
     Consort Medical P.L.C. .........................................          1,360            11,243
     Cookson Group P.L.C. ...........................................         14,826           113,960
     Corin Group P.L.C. .............................................          2,986             1,921
     Cranswick P.L.C. ...............................................          1,977            21,963
     Croda International P.L.C. .....................................          6,477           182,090
     CSR P.L.C. .....................................................          8,397            24,354
     Daily Mail & General Trust P.L.C. Series A .....................         14,916            99,775
     Dairy Crest Group P.L.C. .......................................         10,341            57,344
     De La Rue P.L.C. ...............................................          4,515            61,165


                                      1171

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Debenhams P.L.C. ...............................................         60,524   $        63,087
     Dechra Pharmaceuticals P.L.C. ..................................            700             5,524
     Development Securities P.L.C. ..................................          5,838            18,204
     Devro P.L.C. ...................................................          8,000            31,596
     Dialight P.L.C. ................................................          2,792            33,608
     Dignity P.L.C. .................................................          4,072            53,360
     Diploma P.L.C. .................................................          7,500            38,687
    *Dixons Retail P.L.C. ...........................................        106,128            20,150
     Domino Printing Sciences P.L.C. ................................          6,574            60,382
     Drax Group P.L.C. ..............................................         18,615           162,045
     DS Smith P.L.C. ................................................         31,526           107,707
     E2V Technologies P.L.C. ........................................          6,171            10,797
    *easyJet P.L.C. .................................................         11,405            65,362
     Electrocomponents P.L.C. .......................................         25,911            91,149
     Elementis P.L.C. ...............................................         27,807            64,193
    *EnQuest P.L.C. .................................................         18,011            31,140
    *Enterprise Inns P.L.C. .........................................         26,524            11,802
     Euromoney Institutional Investor P.L.C. ........................          4,036            43,881
     Evolution Group P.L.C. .........................................          7,200             9,985
    *Exillon Energy P.L.C. ..........................................            390             1,876
     F&C Asset Management P.L.C. ....................................         30,246            35,573
     Fenner P.L.C. ..................................................         10,344            56,432
     Fidessa Group P.L.C. ...........................................          2,121            55,360
     Filtrona P.L.C. ................................................          8,640            55,027
    *Findel P.L.C. ..................................................         40,971             2,517
     Firstgroup P.L.C. ..............................................         20,563           110,129
     French Connection Group P.L.C. .................................          2,765             3,485
     Fuller Smith & Turner P.L.C. ...................................          3,070            34,426
     Future P.L.C. ..................................................         13,448             2,237
     Galliford Try P.L.C. ...........................................          2,925            21,854
     Game Group P.L.C. ..............................................         17,436             5,407
     Games Workshop Group P.L.C. ....................................            510             3,565
    *Gem Diamonds, Ltd. .............................................          5,200            18,499
     Genus P.L.C. ...................................................          3,377            55,600
     Go-Ahead Group P.L.C. ..........................................          2,721            60,636
     Greene King P.L.C. .............................................         16,409           118,319
     Greggs P.L.C. ..................................................          6,400            52,505
     Halfords Group P.L.C. ..........................................         11,625            60,963
     Halma P.L.C. ...................................................         18,397            98,859
     Hardy Underwriting Group P.L.C. ................................            809             2,859
     Hargreaves Lansdown P.L.C. .....................................          6,832            54,901
     Hays P.L.C. ....................................................         70,323            89,285
     Headlam Group P.L.C. ...........................................          3,793            16,246
     Helical Bar P.L.C. .............................................          4,115            13,169
    *Helphire P.L.C. ................................................         12,077               547
     Henderson Group P.L.C. .........................................         38,295            73,740
     Henry Boot P.L.C. ..............................................          3,595             6,734
    *Heritage Oil P.L.C. ............................................         10,769            37,692
     Hikma Pharmaceuticals P.L.C. ...................................          7,128            77,202
     Hill & Smith Holdings P.L.C. ...................................          7,437            31,871
     Hiscox, Ltd. ...................................................         24,784           151,469
     HMV Group P.L.C. ...............................................         23,197             1,687
     Hochschild Mining P.L.C. .......................................          8,970            64,259
     Home Retail Group P.L.C. .......................................         35,393            57,111
     Homeserve P.L.C. ...............................................         15,750            88,455
    *Howden Joinery Group P.L.C. ....................................         31,043            58,625
     Hunting P.L.C. .................................................          6,453            68,741
     Huntsworth P.L.C. ..............................................          6,947             6,964
     Hyder Consulting P.L.C. ........................................          2,034            11,075
     IG Group Holdings P.L.C. .......................................         23,010           171,585
    *Imagination Technologies Group P.L.C. ..........................         12,468            91,660


                                      1172

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     IMI P.L.C. .....................................................            676   $         8,909
     Inchcape P.L.C. ................................................         24,576           131,036
     Informa P.L.C. .................................................         28,872           167,661
    *Inmarsat P.L.C. ................................................          5,037            37,998
    *Innovation Group P.L.C. ........................................         50,130            15,846
     Intermediate Capital Group P.L.C. ..............................          5,754            22,531
    *International Ferro Metals, Ltd. ...............................          5,038             1,704
     International Personal Finance P.L.C. ..........................         14,134            62,052
     Interserve P.L.C. ..............................................          9,249            49,017
     Invensys P.L.C. ................................................         16,377            59,248
    *IP Group P.L.C. ................................................         25,378            28,658
     ITE Group P.L.C. ...............................................         10,838            32,674
    *ITV P.L.C. .....................................................         25,500            26,128
     James Fisher & Sons P.L.C. .....................................          3,436            30,610
     Jardine Lloyd Thompson Group P.L.C. ............................         10,958           126,339
    *JD Sports Fashion P.L.C. .......................................            149             1,997
     JD Wetherspoon P.L.C. ..........................................          7,000            48,447
    *JJB Sports P.L.C. ..............................................          2,160               400
     JKX Oil & Gas P.L.C. ...........................................          6,993            17,677
     John Menzies P.L.C. ............................................          3,000            23,649
     John Wood Group P.L.C. .........................................         12,863           127,354
    *Johnston Press P.L.C. ..........................................         34,674             2,730
     Kcom Group P.L.C. ..............................................         15,853            18,618
     Keller Group P.L.C. ............................................          3,959            23,335
     Kesa Electricals P.L.C. ........................................         31,742            52,476
     Kier Group P.L.C. ..............................................          3,314            74,751
    *Kofax P.L.C. ...................................................          4,824            21,198
     Ladbrokes P.L.C. ...............................................         55,207           122,271
     Laird P.L.C. ...................................................         16,173            38,693
     Lamprell P.L.C. ................................................          7,178            27,825
     Lancashire Holdings, Ltd. ......................................          4,158            47,737
     Lavendon Group P.L.C. ..........................................          4,142             6,080
    *Liontrust Asset Management P.L.C. ..............................          2,728             2,527
     Logica P.L.C. ..................................................        104,847           157,328
     London Stock Exchange Group P.L.C. .............................          6,372            91,991
     Lookers P.L.C. .................................................         10,547             9,157
     Low & Bonar P.L.C. .............................................          7,500             5,400
     Macfarlane Group P.L.C. ........................................          6,000             1,796
     Management Consulting Group P.L.C. .............................         24,299            12,979
     Marshalls P.L.C. ...............................................          7,675            10,611
     Marston's P.L.C. ...............................................         21,386            33,252
     McBride P.L.C. .................................................          6,500            14,249
    *McBride P.L.C. Redeemable B Shares .............................        312,000               502
     Mears Group P.L.C. .............................................            542             2,307
     Mecom Group P.L.C. .............................................          2,232             5,546
     Meggitt P.L.C. .................................................         51,855           320,028
     Melrose P.L.C. .................................................         14,669            77,474
     Melrose Resources P.L.C. .......................................          5,289             9,474
     Michael Page International P.L.C. ..............................         24,143           155,420
     Micro Focus International P.L.C. ...............................          8,740            47,285
     Millennium & Copthorne Hotels P.L.C. ...........................         11,039            78,925
    *Misys P.L.C. ...................................................         27,296           127,828
    *Mitchells & Butlers P.L.C. .....................................          7,387            28,453
     Mitie Group P.L.C. .............................................         13,009            52,503
     Mondi P.L.C. ...................................................         21,959           167,013
     Moneysupermarket.com Group P.L.C. ..............................          8,124            13,735
     Morgan Crucible Co. P.L.C. .....................................         15,441            70,075
     Morgan Sindall P.L.C. ..........................................          1,492            13,272
     Mothercare P.L.C. ..............................................          3,573             9,640
    *Mouchel Group P.L.C. ...........................................          5,135             1,107
     N Brown Group P.L.C. ...........................................          9,038            38,299


                                      1173

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     National Express Group P.L.C. ..................................         24,333   $        89,881
    *NCC Group P.L.C. ...............................................            166             1,769
    *Northgate P.L.C. ...............................................          5,826            24,118
     Novae Group P.L.C. .............................................            522             2,461
    *Oxford Biomedica P.L.C. ........................................         36,513             3,133
     Oxford Instruments P.L.C. ......................................          4,604            56,688
     Pace P.L.C. ....................................................          6,604             8,384
     PayPoint P.L.C. ................................................          2,177            17,649
    *Pendragon P.L.C. ...............................................         43,739             6,686
     Pennon Group P.L.C. ............................................         17,426           194,661
     Persimmon P.L.C. ...............................................         19,774           157,690
     Petropavlovsk P.L.C. ...........................................          9,472           111,491
     Phoenix Group Holdings P.L.C. ..................................            153             1,280
     Photo-Me International P.L.C. ..................................         11,000            10,920
     Premier Farnell P.L.C. .........................................         10,889            30,549
    *Premier Foods P.L.C. ...........................................         92,166             5,803
    *Premier Oil P.L.C. .............................................         19,264           113,407
     Provident Financial P.L.C. .....................................          7,567           134,493
     Psion P.L.C. ...................................................          6,000             4,822
    *Puma Brandenburg, Ltd. Capital Shares ..........................         11,089             1,151
    *Puma Brandenburg, Ltd. Income Shares ...........................         11,089               460
    *Punch Taverns P.L.C. ...........................................         41,074             6,920
     PV Crystalox Solar P.L.C. ......................................         11,300             1,383
     PZ Cussons P.L.C. ..............................................         14,129            83,437
     Qinetiq P.L.C. .................................................         31,363            58,781
     Rathbone Brothers P.L.C. .......................................          3,114            57,301
    *Redrow P.L.C. ..................................................         11,802            22,074
     Regus P.L.C. ...................................................         52,449            63,659
     Renishaw P.L.C. ................................................          2,904            45,495
    *Rentokil Initial P.L.C. ........................................        112,929           130,237
     Restaurant Group P.L.C. ........................................          8,444            40,632
     Rightmove P.L.C. ...............................................          3,089            64,631
     RM P.L.C. ......................................................          5,970             6,425
     Robert Wiseman Dairies P.L.C. ..................................          1,877             8,704
     Rotork P.L.C. ..................................................          4,906           132,326
     RPC Group P.L.C. ...............................................          7,511            42,616
     RPS Group P.L.C. ...............................................          9,770            28,294
     Safestore Holdings P.L.C. ......................................            153               255
    *Salamander Energy P.L.C. .......................................          4,522            14,408
     Savills P.L.C. .................................................          6,512            32,440
     SDL P.L.C. .....................................................          3,813            40,309
     Senior P.L.C. ..................................................         23,629            63,003
     Serco Group P.L.C. .............................................          5,287            44,028
     Severfield-Rowen P.L.C. ........................................          1,808             4,638
     Shanks Group P.L.C. ............................................         24,540            43,533
     Shore Capital Group, Ltd. ......................................          8,989             2,749
    *SIG P.L.C. .....................................................         17,276            26,619
     Smiths News P.L.C. .............................................         10,824            16,652
    *Soco International P.L.C. ......................................         14,452            76,292
     Spectris P.L.C. ................................................          5,378           109,880
     Speedy Hire P.L.C. .............................................          3,396             1,119
     Spirax-Sarco Engineering P.L.C. ................................          6,100           187,387
     Spirent Communications P.L.C. ..................................         42,716            85,652
    *Spirit Pub Co. P.L.C. ..........................................         41,074            31,535
    *Sports Direct International P.L.C. .............................          4,035            14,863
     St. Ives Group P.L.C. ..........................................          3,000             4,317
     St. James's Place P.L.C. .......................................         11,136            62,980
     St. Modwen Properties P.L.C. ...................................         17,250            34,523
     Stagecoach Group P.L.C. ........................................         26,797           106,521
     Sthree P.L.C. ..................................................          3,168            14,470
    *SuperGroup P.L.C. ..............................................              3                30


                                      1174

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
UNITED KINGDOM -- (Continued)
     Synergy Health P.L.C. ..........................................            804   $        10,749
     T Clarke P.L.C. ................................................          3,989             2,739
     TalkTalk Telecom Group P.L.C. ..................................         17,917            37,300
    *Talvivaara Mining Co. P.L.C. ...................................          3,246            12,040
     Tate & Lyle P.L.C. .............................................          7,569            79,190
    *Taylor Wimpey P.L.C. ...........................................         96,601            57,175
     Ted Baker P.L.C. ...............................................          1,617            19,384
    *Telecity Group P.L.C. ..........................................          6,152            59,076
    *Telecom Plus P.L.C. ............................................            562             6,683
     Thomas Cook Group P.L.C. .......................................         22,031            18,281
     Topps Tiles P.L.C. .............................................          5,775             2,913
     Travis Perkins P.L.C. ..........................................         12,806           181,131
    *Trinity Mirror P.L.C. ..........................................          7,569             5,894
     TT electronics P.L.C. ..........................................          6,965            17,569
     TUI Travel P.L.C. ..............................................          2,708             7,410
     Tullett Prebon P.L.C. ..........................................         12,938            72,955
     UBM P.L.C. .....................................................         16,744           136,294
    *UK Coal P.L.C. .................................................         11,316             6,158
     Ultra Electronics Holdings P.L.C. ..............................          4,005           102,183
     Umeco P.L.C. ...................................................            407             1,643
    *Unite Group P.L.C. .............................................          3,246             9,196
     UTV Media P.L.C. ...............................................          2,430             4,668
    *Vectura Group P.L.C. ...........................................         20,878            20,420
     Victrex P.L.C. .................................................          3,288            66,880
     Vitec Group P.L.C. (The) .......................................          2,000            19,261
     Volex P.L.C. ...................................................          1,125             5,489
     WH Smith P.LC ..................................................          9,800            86,204
     William Hill P.L.C. ............................................         44,281           153,696
     Wilmington Group P.L.C. ........................................          6,879             9,337
     Wincanton P.L.C. ...............................................          5,790             6,726
    *Wolfson Microelectronics P.L.C. ................................          7,866            14,807
     WS Atkins P.L.C. ...............................................          4,902            45,091
     WSP Group P.L.C. ...............................................          4,191            15,497
     Xaar P.L.C. ....................................................          5,758            22,525
    *Xchanging P.L.C. ...............................................          4,936             5,404
   #*Yell Group P.L.C. ..............................................         66,488             3,860
     Yule Catto & Co. P.L.C. ........................................         17,421            47,548
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                       13,851,221
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                       74,926,324
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    *Arafura Resources, Ltd. Rights 11/22/11 ........................          2,621                28
                                                                                       ---------------
BELGIUM -- (0.0%)
    *Agfa-Gevaert NV STRIP VVPR .....................................          3,842                 5
    *Deceuninck NV STRIP VVPR .......................................          5,200                 7
    *Elia System Operator SA NV STRIP VVPR ..........................            248                44
    *Nyrstar NV STRIP VVPR ..........................................          1,442                 2
    *Tessenderlo Chemie NV STRIP VVPR ...............................            133                15
    *Umicore SA STRIP VVPR ..........................................            125                --
                                                                                       ---------------
TOTAL BELGIUM .......................................................                               73
                                                                                       ---------------
CANADA -- (0.0%)
   #*Compton Petroleum Corp. Warrants 08/23/14 ......................             72               300
    *Duluth Metals, Ltd. Warrants 01/18/13 ..........................            433               195
                                                                                       ---------------
TOTAL CANADA ........................................................                              495
                                                                                       ---------------
HONG KONG -- (0.0%)
    *Allied Properties (H.K.), Ltd. Warrants 06/13/16 ...............          2,800                47
                                                                                       ---------------


                                      1175

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ITALY -- (0.0%)
    *Banca Popolare di Milano Scarl Rights 11/18/11 .................         13,643   $        12,856
                                                                                       ---------------
NORWAY -- (0.0%)
    *DOF ASA Rights 10/31/11 ........................................            361                --
                                                                                       ---------------
UNITED KINGDOM -- (0.0%)
    *Management Consulting Group P.L.C. Warrants 12/31/11 ...........          1,125               203
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           13,702
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT            VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@DFA Short Term Investment Fund ..................................      9,828,401         9,828,401
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued
       at $1,055,585) to be repurchased at $1,034,890 ...............   $      1,035         1,034,887
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                       10,863,288
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $92,486,915) ...............................................                     $ 85,803,314
                                                                                       ===============


                                      1176

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of DFA Investment Dimensions Group Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, DFA International Real Estate Securities Portfolio, International Vector Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, CSTG&E International Social Core Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, Emerging Markets Social Core Equity Portfolio, U.S. Social Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, U.S. Sustainability Core 1 Portfolio and DFA International Value ex Tobacco Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Funds") as of October 31, 2011, and for the period then ended and have issued our unqualified report thereon dated December 22, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds' investment portfolios (the "Portfolios") as of October 31, 2011 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds' management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

            Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The DFA Investment Trust Company:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Cap Value Series, The DFA International Value Series, The Emerging Markets Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series, The Emerging Markets Series and The Tax-Managed U.S. Marketwide Value Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2011, and for the year then ended and have issued our unqualified report thereon dated December 22, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Series' investment portfolios (the "Portfolios") as of October 31, 2011 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series' management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund (hereafter referred to as the "Fund") as of October 31, 2011, and for the year then ended and have issued our unqualified report thereon dated December 22, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of October 31, 2011 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (a)(1) Code of Ethics is filed herewith.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (a)(3) This item is not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.


By: /s/ David G. Booth
    ------------------------------------
    David G. Booth
    Chairman, Director, President and
    Co-Chief Executive Officer

Date: January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ David G. Booth
    ------------------------------------
    David G. Booth
    Principal Executive Officer
    DFA Investment Dimensions Group Inc.

Date: January 5, 2012


By: /s/ David R. Martin
    ------------------------------------
    David R. Martin
    Principal Financial Officer
    DFA Investment Dimensions Group Inc.

Date: January 5, 2012